UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 – April 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth

Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
(g)	Face Amount Denominated in British Pounds.
(u)	Face Amount denominated in United States Dollars.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

VA U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,320.10	0.42%	$2.42
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

VA U.S. Large Value Portfolio
Actual Fund Return	$1,000.00	$1,229.00	0.30%	$1.66
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51

VA International Value Portfolio
Actual Fund Return	$1,000.00	$1,044.90	0.49%	$2.48
Hypothetical 5% Annual Return	$1,000.00	$1,022.36	0.49%	$2.46

VA International Small Portfolio
Actual Fund Return	$1,000.00	$1,093.70	0.61%	$3.17
Hypothetical 5% Annual Return	$1,000.00	$1,021.77	0.61%	$3.06

VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$1,003.00	0.31%	$1.54
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56

VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$1,023.20	0.32%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

VA U.S. Targeted Value Portfolio		VA U.S. Large Value Portfolio		VA International Value Portfolio
Consumer Discretionary	17.4%	Consumer Discretionary	19.1%	Consumer Discretionary	14.7%
Consumer Staples	4.6%	Consumer Staples	7.4%	Consumer Staples	5.0%
Energy	7.0%	Energy	14.5%	Energy	8.5%
Financials	28.8%	Financials	23.9%	Financials	36.0%
Health Care	5.3%	Health Care	6.2%	Health Care	1.1%
Industrials	16.4%	Industrials	14.5%	Industrials	10.1%
Information Technology	14.4%	Information Technology	3.9%	Information Technology	3.7%
Materials	5.2%	Materials	4.6%	Materials	12.7%
Other	—	Telecommunication Services	5.1%	Telecommunication Services	6.6%
Telecommunication Services	0.6%	Utilities	0.8%	Utilities	1.6%

Utilities	0.3%		100.0%		100.0%

	100.0%

4

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

VA International Small Portfolio
Consumer Discretionary	18.7%
Consumer Staples	6.6%
Energy	5.8%
Financials	11.3%
Health Care	5.6%
Industrials	27.8%
Information Technology	9.6%
Materials	12.4%
Other	—
Real Estate Investment Trusts	0.1%
Telecommunication Services	0.6%
Utilities	1.5%

100.0%

FIXED INCOME PORTFOLIOS

VA Short-Term Fixed Portfolio
Corporate	32.2%
Government	43.6%
Foreign Corporate	9.7%
Foreign Government	9.5%
Supranational	5.0%

100.0%

VA Global Bond Portfolio
Corporate	11.0%
Government	15.1%
Foreign Corporate	17.5%
Foreign Government	34.5%
Supranational	21.9%

100.0%

5

VA U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (72.4%)
Consumer Discretionary — (12.6%)
#*ArvinMeritor, Inc.	26,100	$399,852	0.4%
#Dillard’s, Inc.	15,300	429,624	0.5%
#Jarden Corp.	12,266	393,984	0.4%
*Jo-Ann Stores, Inc.	7,400	326,488	0.3%
Jones Apparel Group, Inc.	21,901	476,566	0.5%
#Lennar Corp. Class A	25,500	507,450	0.5%
#*Mohawk Industries, Inc.	5,200	331,448	0.3%
#Scholastic Corp.	11,800	318,718	0.3%
#Wyndham Worldwide Corp.	13,502	361,989	0.4%
Other Securities		11,167,747	11.6%

Total Consumer Discretionary		14,713,866	15.2%

Consumer Staples — (3.3%)
Del Monte Foods Co.	37,871	565,793	0.6%
#*TreeHouse Foods, Inc.	8,600	363,694	0.4%
Weis Markets, Inc.	8,500	316,880	0.3%
Other Securities		2,651,885	2.7%

Total Consumer Staples		3,898,252	4.0%

Energy — (5.1%)
Sunoco, Inc.	12,600	413,028	0.4%
*Swift Energy Corp.	10,800	390,744	0.4%
*Whiting Petroleum Corp.	9,800	885,234	0.9%
Other Securities		4,238,566	4.4%

Total Energy		5,927,572	6.1%

Financials — (20.8%)
#*AmeriCredit Corp.	22,900	548,226	0.6%
Delphi Financial Group, Inc. Class A	15,896	437,140	0.5%
First Niagara Financial Group, Inc.	45,577	633,520	0.7%
#Huntington Bancshares, Inc.	49,100	332,407	0.3%
NewAlliance Bancshares, Inc.	40,585	528,823	0.5%
#*PHH Corp.	17,000	385,730	0.4%
*ProAssurance Corp.	10,602	646,192	0.7%
#Prosperity Bancshares, Inc.	15,000	588,300	0.6%
Selective Insurance Group, Inc.	19,400	324,174	0.3%
Webster Financial Corp.	18,800	389,536	0.4%
#Wintrust Financial Corp.	8,700	324,510	0.3%
#Zenith National Insurance Corp.	11,900	450,058	0.5%
Other Securities		18,721,856	19.4%

Total Financials		24,310,472	25.2%

Health Care — (3.9%)
#Cooper Cos., Inc.	13,500	525,015	0.5%
*Inverness Medical Innovations, Inc.	11,601	461,488	0.5%
#*LifePoint Hospitals, Inc.	11,700	446,706	0.5%
Other Securities		3,082,147	3.2%

Total Health Care		4,515,356	4.7%

Industrials — (11.9%)
*Alaska Air Group, Inc.	12,200	505,202	0.5%
*Amerco, Inc.	6,865	428,719	0.4%
Applied Industrial Technologies, Inc.	12,825	394,753	0.4%
#Baldor Electric Co.	9,100	349,531	0.4%
#Briggs & Stratton Corp.	15,709	372,932	0.4%
#*Dollar Thrifty Automotive Group, Inc.	7,785	342,462	0.4%

6

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
*EnerSys, Inc.	12,660	$327,641	0.3%
*Esterline Technologies Corp.	9,859	549,935	0.6%
#GATX Corp.	15,076	492,081	0.5%
#*Owens Corning	9,500	330,410	0.3%
Ryder System, Inc.	9,234	429,566	0.4%
#Watts Water Technologies, Inc.	10,100	358,348	0.4%
#Werner Enterprises, Inc.	25,100	562,742	0.6%
Other Securities		8,388,990	8.7%

Total Industrials		13,833,312	14.3%

Information Technology — (10.5%)
*Acxiom Corp.	21,208	404,649	0.4%
*Arrow Electronics, Inc.	11,759	358,649	0.4%
*Benchmark Electronics, Inc.	24,928	539,442	0.6%
*Ingram Micro, Inc.	24,100	437,656	0.4%
#*MKS Instruments, Inc.	13,980	317,066	0.3%
*Tech Data Corp.	13,700	587,730	0.6%
Other Securities		9,561,312	9.9%

Total Information Technology		12,206,504	12.6%

Materials — (3.7%)
#Westlake Chemical Corp.	13,400	376,272	0.4%
Other Securities		3,986,328	4.1%

Total Materials		4,362,600	4.5%

Other — (0.0%)
Other Securities		111	0.0%

Telecommunication Services — (0.4%)
Other Securities		516,026	0.6%

Utilities — (0.2%)
Other Securities		215,504	0.2%

TOTAL COMMON STOCKS		84,499,575	87.4%

RIGHTS/WARRANTS — (0.0%)
Other Securities		3,102	0.0%

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $410,000 FHLMC 5.00%, 10/15/24, valued at $440,238) to be repurchased at $429,007	$429	429,000	0.4%

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (27.2%)
§@DFA Short Term Investment Fund	30,045,656	30,045,656	31.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $1,078,073 FHLMC 5.997%(r), 12/01/36 & U.S. Treasury Note 2.625%, 05/31/10, valued at $1,011,134) to be repurchased at $990,331	$990	990,316	1.0%

7

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $1,325,000 FNMA 5.000%, 05/01/34, valued at $664,197) to be repurchased at $642,949	$643	$642,938	0.7%

TOTAL SECURITIES LENDING COLLATERAL		31,678,910	32.8%

TOTAL INVESTMENTS — (100.0%) (Cost $122,264,659)		$116,610,587	120.6%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,706,616	$7,250	—	$14,713,866
Consumer Staples	3,898,252	—	—	3,898,252
Energy	5,927,572	—	—	5,927,572
Financials	24,310,472	—	—	24,310,472
Health Care	4,515,356	—	—	4,515,356
Industrials	13,833,312	—	—	13,833,312
Information Technology	12,204,196	2,308	—	12,206,504
Materials	4,362,600	—	—	4,362,600
Other	—	111	—	111
Telecommunication Services	516,026	—	—	516,026
Utilities	215,504	—	—	215,504
Rights/Warrants	208	2,894	—	3,102
Temporary Cash Investments	—	429,000	—	429,000
Securities Lending Collateral	—	31,678,910	—	31,678,910
Other Financial Instruments**	(10,388)	—	—	(10,388)

TOTAL	$84,479,726	$32,120,473	—	$116,600,199

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

8

VA U.S. LARGE VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (78.2%)
Consumer Discretionary — (15.0%)
Carnival Corp.	38,639	$1,611,246	1.3%
#CBS Corp. Class B	46,943	760,946	0.6%
Comcast Corp. Class A	143,921	2,841,001	2.3%
Comcast Corp. Special Class A	50,148	945,290	0.8%
*Liberty Media Corp. Interactive Class A	42,599	654,747	0.5%
#Macy’s, Inc.	31,132	722,262	0.6%
News Corp. Class A	108,899	1,679,223	1.3%
#*Sears Holdings Corp.	7,700	931,315	0.7%
Time Warner Cable, Inc.	26,584	1,495,350	1.2%
Time Warner, Inc.	79,733	2,637,568	2.1%
Walt Disney Co. (The)	68,551	2,525,419	2.0%
Other Securities		4,559,892	3.6%

Total Consumer Discretionary		21,364,259	17.0%

Consumer Staples — (5.8%)
Archer-Daniels-Midland Co.	34,435	962,114	0.7%
CVS Caremark Corp.	77,662	2,868,058	2.3%
Kraft Foods, Inc.	54,197	1,604,231	1.3%
Other Securities		2,804,201	2.2%

Total Consumer Staples		8,238,604	6.5%

Energy — (11.3%)
Anadarko Petroleum Corp.	33,764	2,098,770	1.7%
Chesapeake Energy Corp.	41,410	985,558	0.8%
ConocoPhillips	75,696	4,480,446	3.6%
Hess Corp.	15,249	969,074	0.8%
Marathon Oil Corp.	43,471	1,397,593	1.1%
National-Oilwell, Inc.	24,658	1,085,692	0.8%
Valero Energy Corp.	31,709	659,230	0.5%
Other Securities		4,536,341	3.6%

Total Energy		16,212,704	12.9%

Financials — (18.7%)
Allstate Corp. (The)	35,178	1,149,265	0.9%
Bank of America Corp.	245,131	4,370,686	3.5%
Capital One Financial Corp.	29,693	1,288,973	1.0%
*Citigroup, Inc.	378,064	1,652,140	1.3%
#CME Group, Inc.	3,573	1,173,409	0.9%
Hartford Financial Services Group, Inc.	24,865	710,393	0.6%
Lincoln National Corp.	20,300	620,977	0.5%
Loews Corp.	32,846	1,223,185	1.0%
MetLife, Inc.	56,763	2,587,258	2.1%
Prudential Financial, Inc.	22,893	1,455,079	1.1%
#SunTrust Banks, Inc.	28,262	836,555	0.7%
Travelers Cos., Inc. (The)	41,188	2,089,879	1.7%
Other Securities		7,562,847	6.0%

Total Financials		26,720,646	21.3%

Health Care — (4.9%)
Aetna, Inc.	22,982	679,118	0.5%
*Thermo Fisher Scientific, Inc.	21,136	1,168,398	0.9%
*UnitedHealth Group, Inc.	34,793	1,054,576	0.8%
*WellPoint, Inc.	34,119	1,835,602	1.5%
Other Securities		2,210,499	1.8%

Total Health Care		6,948,193	5.5%

9

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.3%)
CSX Corp.	29,860	$1,673,653	1.3%
FedEx Corp.	7,541	678,765	0.5%
General Electric Co.	249,661	4,708,606	3.8%
Norfolk Southern Corp.	27,700	1,643,441	1.3%
Northrop Grumman Corp.	23,289	1,579,693	1.3%
Southwest Airlines Co.	55,860	736,235	0.6%
Union Pacific Corp.	35,126	2,657,633	2.1%
Other Securities		2,486,640	2.0%

Total Industrials		16,164,666	12.9%

Information Technology — (3.0%)
Tyco Electronics, Ltd.	21,020	675,162	0.5%
Other Securities		3,698,083	3.0%

Total Information Technology		4,373,245	3.5%

Materials — (3.6%)
Alcoa, Inc.	73,106	982,545	0.8%
Dow Chemical Co. (The)	37,159	1,145,612	0.9%
International Paper Co.	32,363	865,387	0.7%
#Weyerhaeuser Co.	16,032	793,905	0.6%
Other Securities		1,332,923	1.1%

Total Materials		5,120,372	4.1%

Telecommunication Services — (4.0%)
AT&T, Inc.	147,982	3,856,411	3.0%
Other Securities		1,851,573	1.5%

Total Telecommunication Services		5,707,984	4.5%

Utilities — (0.6%)
Other Securities		841,995	0.7%

TOTAL COMMON STOCKS		111,692,668	88.9%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (21.8%)
§@DFA Short Term Investment Fund	29,410,556	29,410,556	23.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $1,809,342 FHLMC 5.997%(r), 12/01/36, valued at $1,023,826) to be repurchased at $994,020	$994	994,005	0.8%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $1,335,000 FNMA 5.000%, 01/25/40, valued at $669,210) to be repurchased at $647,529	648	647,518	0.5%

TOTAL SECURITIES LENDING COLLATERAL		31,052,079	24.7%

TOTAL INVESTMENTS — (100.0%) (Cost $132,868,934)		$142,744,747	113.6%

10

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$21,364,259	—	—	$21,364,259
Consumer Staples	8,238,604	—	—	8,238,604
Energy	16,212,704	—	—	16,212,704
Financials	26,720,646	—	—	26,720,646
Health Care	6,948,193	—	—	6,948,193
Industrials	16,164,666	—	—	16,164,666
Information Technology	4,373,245	—	—	4,373,245
Materials	5,120,372	—	—	5,120,372
Telecommunication Services	5,707,984	—	—	5,707,984
Utilities	841,995	—	—	841,995
Securities Lending Collateral	—	$31,052,079	—	31,052,079
Other Financial Instruments**	(11,792)	—	—	(11,792)

TOTAL	$111,680,876	$31,052,079	—	$142,732,955

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

11

VA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (83.1%)
AUSTRALIA — (4.9%)
Australia & New Zealand Banking Group, Ltd.	34,405	$762,046	0.8%
National Australia Bank, Ltd.	36,687	937,312	0.9%
Wesfarmers, Ltd.	24,502	656,833	0.7%
Other Securities		2,205,584	2.3%

TOTAL AUSTRALIA		4,561,775	4.7%

AUSTRIA — (0.2%)
Other Securities		224,966	0.2%

BELGIUM — (0.7%)
Other Securities		608,831	0.6%

CANADA — (8.1%)
#Bank of Montreal	12,789	794,308	0.8%
Sun Life Financial, Inc.	17,008	500,127	0.5%
Talisman Energy, Inc.	27,860	474,207	0.5%
*Teck Resources, Ltd. Class B	15,600	613,066	0.7%
#Thomson Reuters Corp.	17,778	640,554	0.7%
#Toronto Dominion Bank	11,700	869,610	0.9%
TransCanada Corp.	17,093	603,084	0.6%
Other Securities		2,978,743	3.1%

TOTAL CANADA		7,473,699	7.8%

DENMARK — (1.3%)
Other Securities		1,186,887	1.2%

FINLAND — (1.0%)
Other Securities		927,700	1.0%

FRANCE — (7.2%)
#AXA SA	36,997	735,220	0.8%
BNP Paribas SA	10,984	754,450	0.8%
Compagnie de Saint-Gobain SA	11,464	565,926	0.6%
Societe Generale Paris SA	8,832	471,623	0.5%
Vivendi SA	32,987	865,330	0.9%
Other Securities		3,224,928	3.3%

TOTAL FRANCE		6,617,477	6.9%

GERMANY — (6.7%)
Allianz SE Sponsored ADR	70,836	803,280	0.8%
Bayerische Motoren Werke AG	12,520	619,202	0.7%
Daimler AG (5529027)	17,468	893,929	0.9%
Daimler AG (D1668R123)	11,900	606,186	0.6%
Deutsche Bank AG	10,577	738,251	0.8%
Deutsche Telekom AG Sponsored ADR	73,200	877,668	0.9%
#Munchener Rueckversicherungs-Gesellschaft AG	3,975	560,212	0.6%
Other Securities		1,072,029	1.1%

TOTAL GERMANY		6,170,757	6.4%

GREECE — (0.1%)
Other Securities		76,530	0.1%

HONG KONG — (1.8%)
Hutchison Whampoa, Ltd.	74,000	507,870	0.5%
Other Securities		1,137,050	1.2%

TOTAL HONG KONG		1,644,920	1.7%

12

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.5%)
#CRH P.L.C. Sponsored ADR	16,003	$457,526	0.5%

ITALY — (2.0%)
*Intesa Sanpaolo SpA	169,745	559,466	0.6%
Other Securities		1,310,766	1.3%

TOTAL ITALY		1,870,232	1.9%

JAPAN — (15.3%)
FUJIFILM Holdings Corp.	16,600	568,907	0.6%
Mitsubishi Heavy Industries, Ltd.	112,000	451,145	0.5%
*Nissan Motor Co., Ltd.	55,200	480,304	0.5%
Sony Corp. Sponsored ADR	27,600	944,472	1.0%
Sumitomo Corp.	41,500	499,739	0.5%
Other Securities		11,199,824	11.6%

TOTAL JAPAN		14,144,391	14.7%

NETHERLANDS — (3.6%)
#ArcelorMittal NV	28,380	1,104,414	1.1%
Koninklijke Philips Electronics NV	27,875	936,019	1.0%
Other Securities		1,311,020	1.4%

TOTAL NETHERLANDS		3,351,453	3.5%

NEW ZEALAND — (0.1%)
Other Securities		83,759	0.1%

NORWAY — (0.9%)
Other Securities		877,581	0.9%

PORTUGAL — (0.1%)
Other Securities		111,756	0.1%

SINGAPORE — (1.2%)
DBS Group Holdings, Ltd.	42,000	462,462	0.5%
Other Securities		614,153	0.6%

TOTAL SINGAPORE		1,076,615	1.1%

SPAIN — (2.8%)
#Banco Santander SA	61,532	782,402	0.8%
Repsol YPF SA Sponsored ADR	20,400	478,380	0.5%
Other Securities		1,346,930	1.4%

TOTAL SPAIN		2,607,712	2.7%

SWEDEN — (2.3%)
#Nordea Bank AB	87,311	851,826	0.9%
Other Securities		1,322,392	1.4%

TOTAL SWEDEN		2,174,218	2.3%

SWITZERLAND — (6.6%)
#Credit Suisse Group AG	22,276	1,022,419	1.0%
Credit Suisse Group AG Sponsored ADR	10,600	484,420	0.5%
*Holcim, Ltd. AG	10,522	784,085	0.8%
*Swiss Reinsurance Co., Ltd. AG	12,607	546,746	0.6%
#*UBS AG	43,220	669,572	0.7%
Zurich Financial Services AG	4,723	1,047,065	1.1%
Other Securities		1,522,469	1.6%

TOTAL SWITZERLAND		6,076,776	6.3%

UNITED KINGDOM — (15.7%)
Aviva P.L.C.	102,064	539,550	0.6%

13

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Barclays P.L.C. Sponsored ADR	33,200	$677,944	0.7%
HSBC Holdings P.L.C. Sponsored ADR	20,962	1,066,756	1.1%
Royal Dutch Shell P.L.C. ADR	51,027	3,096,318	3.2%
Vodafone Group P.L.C.	672,985	1,490,421	1.5%
#Vodafone Group P.L.C. Sponsored ADR	74,832	1,661,270	1.7%
William Morrison Supermarkets P.L.C.	97,778	432,592	0.5%
*Xstrata P.L.C.	46,073	758,213	0.8%
Other Securities		4,825,291	5.0%

TOTAL UNITED KINGDOM		14,548,355	15.1%

TOTAL COMMON STOCKS		76,873,916	79.8%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $335,000 FHLMC 5.00%, 10/15/24, valued at $359,706) to be repurchased at $351,006	$351	351,000	0.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.5%)
§@DFA Short Term Investment Fund	10,573,786	10,573,786	11.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $3,025,345) to be repurchased at $2,986,704	$2,987	2,986,659	3.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,741,584) to be repurchased at $1,707,462	1,707	1,707,435	1.7%

TOTAL SECURITIES LENDING COLLATERAL		15,267,880	15.8%

TOTAL INVESTMENTS — (100.0%) (Cost $97,072,015)		$92,492,796	96.0%

14

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$4,561,775	—	$4,561,775
Austria	—	224,966	—	224,966
Belgium	—	608,831	—	608,831
Canada	$7,473,699	—	—	7,473,699
Denmark	—	1,186,887	—	1,186,887
Finland	—	927,700	—	927,700
France	36,072	6,581,405	—	6,617,477
Germany	2,287,134	3,883,623	—	6,170,757
Greece	—	76,530	—	76,530
Hong Kong	—	1,644,920	—	1,644,920
Ireland	457,526	—	—	457,526
Italy	343,480	1,526,752	—	1,870,232
Japan	1,795,613	12,348,778	—	14,144,391
Netherlands	445,344	2,906,109	—	3,351,453
New Zealand	—	83,759	—	83,759
Norway	—	877,581	—	877,581
Portugal	—	111,756	—	111,756
Singapore	—	1,076,615	—	1,076,615
Spain	1,588,643	1,019,069	—	2,607,712
Sweden	148,005	2,026,213	—	2,174,218
Switzerland	769,180	5,307,596	—	6,076,776
United Kingdom	7,483,830	7,064,525	—	14,548,355
Temporary Cash Investments	—	351,000	—	351,000
Securities Lending Collateral	—	15,267,880	—	15,267,880
Other Financial Instruments**	(11,511)	—	—	(11,511)

TOTAL	$22,817,015	$69,664,270	—	$92,481,285

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

15

VA INTERNATIONAL SMALL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
AUSTRALIA — (6.0%)
#JB Hi-Fi, Ltd.	7,902	$140,657	0.2%
Other Securities		4,451,499	6.0%

TOTAL AUSTRALIA		4,592,156	6.2%

AUSTRIA — (1.3%)
Andritz AG	2,690	164,703	0.2%
Other Securities		824,044	1.1%

TOTAL AUSTRIA		988,747	1.3%

BELGIUM — (1.5%)
Ackermans & van Haaren NV	2,011	138,825	0.2%
Bekaert SA	983	175,754	0.2%
Other Securities		812,322	1.1%

TOTAL BELGIUM		1,126,901	1.5%

CANADA — (8.7%)
*Celestica, Inc.	16,300	160,786	0.2%
*Equinox Minerals, Ltd.	38,700	153,154	0.2%
Quebecor, Inc. Class B	3,900	138,754	0.2%
*RONA, Inc.	8,200	140,057	0.2%
Other Securities		6,094,582	8.3%

TOTAL CANADA		6,687,333	9.1%

DENMARK — (0.8%)
Other Securities		605,042	0.8%

FINLAND — (2.6%)
#Kesko Oyj	4,933	191,232	0.3%
Other Securities		1,769,784	2.4%

TOTAL FINLAND		1,961,016	2.7%

FRANCE — (5.0%)
#*Atos Origin SA	3,083	156,223	0.2%
#*Compagnie Generale de Geophysique-Veritas SA	8,856	266,621	0.4%
Havas SA	26,436	141,589	0.2%
Neopost SA	1,673	133,048	0.2%
#Nexans SA	2,122	167,279	0.2%
SEB SA	1,761	133,934	0.2%
Societe BIC SA	1,839	142,971	0.2%
Zodiac Aerospace SA	2,571	134,056	0.2%
Other Securities		2,534,253	3.4%

TOTAL FRANCE		3,809,974	5.2%

GERMANY — (5.0%)
#Aixtron AG	5,535	174,862	0.2%
Bilfinger Berger AG	3,397	225,288	0.3%
Lanxess AG	5,031	237,587	0.3%
MTU Aero Engines Holding AG	2,453	134,489	0.2%
Rheinmetall AG	1,941	135,110	0.2%
Rhoen-Klinikum AG	7,370	189,450	0.3%
#Software AG	1,603	183,481	0.2%
#Stada Arzneimittel AG	4,339	170,130	0.2%
Symrise AG	8,168	207,826	0.3%
Other Securities		2,180,117	3.0%

TOTAL GERMANY		3,838,340	5.2%

16

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.8%)
Other Securities		$644,099	0.9%

HONG KONG — (1.8%)
Other Securities		1,418,239	1.9%

IRELAND — (0.8%)
Other Securities		588,007	0.8%

ITALY — (2.9%)
Other Securities		2,242,392	3.0%

JAPAN — (18.7%)
Other Securities		14,387,360	19.5%

NETHERLANDS — (1.8%)
SBM Offshore NV	10,126	199,265	0.3%
Other Securities		1,201,394	1.6%

TOTAL NETHERLANDS		1,400,659	1.9%

NEW ZEALAND — (0.6%)
Other Securities		464,284	0.6%

NORWAY — (1.2%)
Other Securities		886,317	1.2%

PORTUGAL — (0.3%)
Other Securities		258,585	0.4%

SINGAPORE — (1.3%)
Other Securities		981,356	1.3%

SPAIN — (2.0%)
Other Securities		1,510,366	2.0%

SWEDEN — (2.1%)
Elekta AB Series B	5,600	145,427	0.2%
Other Securities		1,466,962	2.0%

TOTAL SWEDEN		1,612,389	2.2%

SWITZERLAND — (4.0%)
#Aryzta AG	7,275	277,975	0.4%
*Clariant AG	15,895	219,306	0.3%
#Galenica Holding AG	362	140,774	0.2%
Sulzer AG	1,358	134,655	0.2%
Other Securities		2,336,550	3.1%

TOTAL SWITZERLAND		3,109,260	4.2%

UNITED KINGDOM — (15.1%)
Aggreko P.L.C.	14,299	266,352	0.4%
Arriva P.L.C.	13,563	158,022	0.2%
Carillion P.L.C.	33,513	174,994	0.2%
*GKN P.L.C.	92,184	191,249	0.3%
IG Group Holdings P.L.C.	23,010	142,692	0.2%
IMI P.L.C.	18,222	198,146	0.3%
Informa P.L.C.	39,998	241,414	0.3%
Ladbrokes P.L.C.	68,784	163,433	0.2%
Logica P.L.C.	98,662	206,419	0.3%
Meggitt P.L.C.	50,317	239,424	0.3%
Michael Page International P.L.C.	21,322	138,681	0.2%
Mondi P.L.C.	21,959	148,228	0.2%
*Rentokil Initial P.L.C.	101,470	196,797	0.3%

17

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Spirax-Sarco Engineering P.L.C.	6,100	$143,505	0.2%
SSL International P.L.C.	13,041	170,863	0.2%
Tomkins P.L.C.	72,716	275,093	0.4%
United Business Media P.L.C.	16,744	141,354	0.2%
Weir Group P.L.C. (The)	9,120	136,911	0.2%
Other Securities		8,238,619	11.1%

TOTAL UNITED KINGDOM		11,572,196	15.7%

TOTAL COMMON STOCKS		64,685,018	87.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		26	0.0%

BELGIUM — (0.0%)
Other Securities		9	0.0%

ITALY — (0.0%)
Other Securities		63	0.0%

SWEDEN — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		98	0.0%

	Face Amount
	(000)	Value†

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $210,000 FHLMC 5.00%, 10/15/24, valued at $225,488) to be repurchased at $222,004	$222	222,000	0.3%

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (15.4%)
§@DFA Short Term Investment Fund	11,408,840	11,408,840	15.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $428,520) to be repurchased at $423,046	$423	423,040	0.6%

TOTAL SECURITIES LENDING COLLATERAL		11,831,880	16.0%

TOTAL INVESTMENTS — (100.0%) (Cost $79,773,050)		$76,738,996	103.9%

18

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$44,566	$4,547,590	—	$4,592,156
Austria	—	988,747	—	988,747
Belgium	—	1,126,901	—	1,126,901
Canada	6,687,332	1	—	6,687,333
Denmark	—	605,042	—	605,042
Finland	24,248	1,936,768	—	1,961,016
France	—	3,809,974	—	3,809,974
Germany	—	3,838,340	—	3,838,340
Greece	—	644,099	—	644,099
Hong Kong	3,709	1,414,530	—	1,418,239
Ireland	—	588,007	—	588,007
Italy	—	2,242,392	—	2,242,392
Japan	36,029	14,351,331	—	14,387,360
Netherlands	—	1,400,659	—	1,400,659
New Zealand	—	464,284	—	464,284
Norway	—	886,317	—	886,317
Portugal	—	258,585	—	258,585
Singapore	—	981,356	—	981,356
Spain	—	1,510,366	—	1,510,366
Sweden	31,809	1,580,580	—	1,612,389
Switzerland	—	3,109,260	—	3,109,260
United Kingdom	12,811	11,559,385	—	11,572,196
Rights/Warrants
Australia	26	—	—	26
Belgium	9	—	—	9
Italy	63	—	—	63
Sweden	—	—	—	—
Temporary Cash Investments	—	222,000	—	222,000
Securities Lending Collateral	—	11,831,880	—	11,831,880
Other Financial Instruments**	(5,896)	—	—	(5,896)

TOTAL	$6,834,706	$69,898,394	—	$76,733,100

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

19

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (35.2%)
Federal Farm Credit Bank
3.875%, 08/25/11	$2,000	$2,082,108
1.125%, 10/03/11	1,500	1,505,366
0.950%, 02/10/12	800	799,446
0.950%, 03/05/12	500	499,282
Federal Home Loan Bank
2.625%, 05/20/11	2,400	2,450,450
3.625%, 07/01/11	2,500	2,587,718
1.625%, 07/27/11	3,700	3,740,804
5.375%, 08/19/11	1,000	1,057,612
3.750%, 09/09/11	1,700	1,767,951
1.125%, 03/09/12	2,500	2,503,500
2.250%, 04/13/12	2,000	2,043,974
Federal Home Loan Mortgage Corporation
1.125%, 12/15/11	500	501,392
1.125%, 04/25/12	1,500	1,498,329
Federal National Mortgage Association
0.875%, 01/12/12	2,000	1,995,888
1.500%, 03/15/12	400	403,260
6.125%, 03/15/12	1,200	1,311,143
1.000%, 04/04/12	2,400	2,395,927
1.875%, 04/20/12	1,000	1,014,723

TOTAL AGENCY OBLIGATIONS		30,158,873

U.S. TREASURY OBLIGATIONS — (2.2%)
U.S. Treasury Note
1.000%, 12/31/11	1,900	1,906,160

BONDS — (39.0%)
Bank of Nova Scotia Floating Rate Note
(r) 0.502%, 03/05/12	1,750	1,749,197
Barclays Bank P.L.C. Floating Rate Note
(r) 0.530%, 01/14/11	2,200	2,199,974
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.430%, 02/10/12	2,000	2,005,944
Citigroup, Inc.
# 1.250%, 09/22/11	600	603,842
CME Group, Inc. Floating Rate Note
(r) 0.899%, 08/06/10	1,000	1,001,645
Eksportfinans ASA
5.000%, 02/14/12	1,000	1,065,297

	Face Amount	Value†
	(000)
European Investment Bank
3.250%, 10/14/11	$2,000	$2,067,836
General Electric Capital Corp.
1.625%, 01/07/11	1,000	1,007,455
General Electric Capital Corp. Floating Rate Note
(r) 0.332%, 06/06/11	1,000	998,135
(r) 0.431%, 11/21/11	502	498,629
Goldman Sachs Group, Inc. (The)
1.700%, 03/15/11	1,000	1,009,964
Inter-American Development Bank
3.250%, 11/15/11	2,100	2,177,738
Japan Finance Corp.
2.000%, 06/24/11	2,100	2,116,865
JPMorgan Chase & Co.
3.125%, 12/01/11	800	828,160
JPMorgan Chase & Co. Floating Rate Note
(r) 1.007%, 06/13/11	1,500	1,510,342
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 01/13/12	600	636,881
Morgan Stanley
3.250%, 12/01/11	800	828,952
Nordea Bank Finland P.L.C. Floating Rate Note
(r) 0.469%, 02/01/12	2,000	1,999,308
Oesterreichischen Kontrollbank AG
4.750%, 11/08/11	2,000	2,099,436
Ontario, Province of Canada
2.625%, 01/20/12	2,000	2,055,000
Regions Bank
3.250%, 12/09/11	500	518,337
Royal Bank of Canada
5.650%, 07/20/11	2,000	2,111,962
Royal Bank of Canada Floating Rate Note
(r) 0.364%, 01/27/12	300	300,000
Westpac Banking Corp. Floating Rate Note
(r) 0.312%, 10/06/10	2,000	1,998,960

TOTAL BONDS		33,389,859

20

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (22.4%)
Abbott Laboratories
0.170%, 05/19/10	$300	$299,984
ANZ National International, Ltd.
0.280%, 07/19/10	900	899,414
Australia & New Zealand Banking Group, Ltd.
0.195%, 05/17/10	1,000	999,953
Banco Bilbao Vizcaya Argentaria SA
0.290%, 06/22/10	800	799,710
Bank of America Corp.
0.250%, 06/07/10	800	799,851
Coca-Cola Co. (The)
0.200%, 06/09/10	800	799,867
0.210%, 06/18/10	550	549,876
0.230%, 07/19/10	800	799,680
Commonwealth Bank of Australia
0.200%, 06/03/10	500	499,898
Fortis Funding LLC
0.240%, 05/24/10	500	499,932
Ireland
0.200%, 05/05/10	1,100	1,099,972
Kreditanstalt fuer Wiederaufbau
0.200%, 06/02/10	1,200	1,199,883
Nestle Finance International, Ltd.
0.210%, 06/16/10	250	249,957
0.240%, 07/12/10	2,200	2,199,331
NRW.BANK
0.250%, 06/15/10	1,326	1,325,607
Old Line Funding LLC
0.210%, 05/07/10	1,800	1,799,940
PepsiCo, Inc.
0.190%, 06/07/10	800	799,877
Sheffield Receivables Corp.
0.220%, 05/17/10	800	799,901
0.240%, 06/08/10	1,200	1,199,633
0.230%, 06/11/10	250	249,917
Societe de Prise de Participationde l’Etat
0.240%, 05/12/10	500	499,969
0.230%, 05/28/10	800	799,870

TOTAL COMMERCIAL PAPER		19,172,022

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $405,000 FHLMC 5.00%, 10/15/24, valued at $434,869) to be repurchased at $424,007	$424	$424,000

	Shares
SECURITIES LENDING COLLATERAL — (0.7%)
§@ DFA Short Term Investment Fund	598,107	598,107
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%, 05/03/10 (Collateralized by $31,495 FNMA 7.000%, 05/01/31 & U.S. Treasury Note 3.25%, 04/25/82, valued at $20,273) to be repurchased at $19,893	$20	19,893

TOTAL SECURITIES LENDING COLLATERAL		618,000

TOTAL INVESTMENTS — (100.0%) (Cost $85,513,483)		$85,668,914

21

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$30,158,873	—	$30,158,873
U.S. Treasury Obligations	—	1,906,160	—	1,906,160
Bonds	—	33,389,859	—	33,389,859
Commercial Paper	—	19,172,022	—	19,172,022
Temporary Cash Investments	—	424,000	—	424,000
Securities Lending Collateral	—	618,000	—	618,000

TOTAL	—	$85,668,914	—	$85,668,914

See accompanying Notes to Financial Statements.

22

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (72.6%)
AUSTRALIA — (6.3%)
Commonwealth Bank of Australia
(u) 3.625%, 06/25/14	1,700	$1,782,164
(u) 2.700%, 11/25/14	700	697,900
National Australia Bank, Ltd.
(u) 5.350%, 06/12/13	1,400	1,523,227
(g) 5.375%, 12/08/14	700	1,155,833
Suncorp-Metway, Ltd.
(g) 4.000%, 01/16/14	1,300	2,082,838

TOTAL AUSTRALIA		7,241,962

AUSTRIA — (2.8%)
Austria Government International Bond
(u) 5.000%, 05/19/14	2,200	2,428,866
Oesterreichischen Kontrollbank AG
(u) 3.625%, 06/17/13	700	735,210

TOTAL AUSTRIA		3,164,076

BELGIUM — (1.9%)
Belgium Government International Bond
(u) 4.250%, 09/03/13	2,000	2,144,382

CANADA — (4.0%)
Ontario Electricity Financial Corp.
(u) 7.450%, 03/31/13	1,900	2,173,817
Ontario, Province of Canada
(u) 4.100%, 06/16/14	1,800	1,909,064
(u) 2.950%, 02/05/15	500	503,723

TOTAL CANADA		4,586,604

FRANCE — (7.0%)
Agence Francaise de Developpement
(g) 4.875%, 10/30/13	1,200	1,992,176
BNP Paribas
(u) 3.250%, 03/11/15	2,000	1,991,936
Caisse d’Amortissement de la Dette Sociale
(u) 3.500%, 07/01/14	2,000	2,083,900
Societe Financement de L’economie Francaise
(u) 2.875%, 09/22/14	2,000	2,033,688

TOTAL FRANCE		8,101,700

	Face Amount^	Value†
	(000)
GERMANY — (4.2%)
Kreditanstalt fuer Wiederaufbau
(u) 3.500%, 03/10/14	2,000	$2,090,924
Landwirtschaftliche Rentenbank
(u) 4.875%, 01/10/14	2,500	2,737,190

TOTAL GERMANY		4,828,114

NETHERLANDS — (3.7%)
Bank Nederlandse Gemeenten
(u) 5.000%, 05/16/14	800	875,431
(u) 3.125%, 01/12/15	500	508,298
(g) 4.375%, 01/19/15	912	1,466,359
Rabobank Nederland
(g) 5.125%, 10/27/14	819	1,362,315

TOTAL NETHERLANDS		4,212,403

NORWAY — (1.8%)
Eksportfinans
(u) 3.000%, 11/17/14	2,000	2,030,646

SPAIN — (2.1%)
Instituto de Credito Oficial
(g) 4.000%, 12/08/14	1,600	2,473,357

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (18.8%)
African Development Bank
(u) 3.000%, 05/27/14	2,000	2,050,914
Asian Development Bank
#(u) 2.750%, 05/21/14	500	510,213
#(u) 2.625%, 02/09/15	2,200	2,215,085
Council Of Europe Development Bank
(g) 3.375%, 12/08/14	1,364	2,142,622
Eurofima
(u) 4.250%, 09/05/13	2,100	2,246,698
(g) 6.125%, 10/14/14	300	518,799
European Bank for Reconstruction & Development
(g) 5.875%, 08/04/14	1,400	2,416,546
European Investment Bank
(u) 3.000%, 04/08/14	2,200	2,262,550
(u) 2.875%, 01/15/15	400	405,336
Inter-American Development Bank
#(u) 4.500%, 09/15/14	2,000	2,186,652

23

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp.
(u) 3.000%, 04/22/14	2,000	$2,063,136
Nordic Investment Bank
(u) 2.625%, 10/06/14	2,200	2,222,370
(g) 5.750%, 12/16/14	220	378,889

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		21,619,810

SWEDEN — (2.4%)
Svensk Exportkredit
(u) 3.250%, 09/16/14	2,700	2,775,392

UNITED KINGDOM — (8.3%)
Abbey National Treasury Services P.L.C.
5.500%, 06/18/14	1,700	2,762,635
Barclays Bank P.L.C.
(u) 5.200%, 07/10/14	2,600	2,788,627
Network Rail Infrastructure Finance P.L.C.
(u) 3.500%, 06/17/13	1,000	1,048,627
United Kingdom Gilt
2.750%, 01/22/15	1,900	2,919,960

TOTAL UNITED KINGDOM		9,519,849

UNITED STATES — (9.3%)
3M Co.
4.375%, 08/15/13	$900	970,780
Bank of New York Mellon Corp. (The)
4.300%, 05/15/14	700	745,696
3.100%, 01/15/15	561	565,635
General Electric Capital Corp.
4.800%, 05/01/13	2,500	2,675,678
Microsoft Corp.
2.950%, 06/01/14	2,800	2,876,933
Wal-Mart Stores, Inc.
7.250%, 06/01/13	1,200	1,393,028
Wells Fargo Bank & Co.
5.250%, 10/23/12	1,400	1,507,916

TOTAL UNITED STATES		10,735,666

TOTAL BONDS		83,433,961

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (13.0%)
Federal Farm Credit Bank
2.800%, 11/05/14	$1,000	$1,014,264
Federal Home Loan Bank
# 5.500%, 08/13/14	3,700	4,185,695
# 2.750%, 12/12/14	1,200	1,213,759
Federal Home Loan Mortgage Corporation
# 3.000%, 07/28/14	4,000	4,102,908
Federal National Mortgage Association
3.000%, 09/16/14	1,000	1,025,516
# 4.625%, 10/15/14	2,000	2,185,232
# 2.625%, 11/20/14	1,200	1,209,940

TOTAL AGENCY OBLIGATIONS		14,937,314

TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $435,000 FHLMC 5.00%, 10/15/24, valued at $467,081) to be repurchased at $455,007	455	455,000

	Shares

SECURITIES LENDING COLLATERAL — (14.0%)
§@ DFA Short Term Investment Fund	16,147,500	16,147,500

TOTAL INVESTMENTS — (100.0%) (Cost $113,389,652)		$114,973,775

24

VA GLOBAL BOND PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$7,241,962	—	$7,241,962
Austria	—	3,164,076	—	3,164,076
Belgium	—	2,144,382	—	2,144,382
Canada	—	4,586,604	—	4,586,604
France	—	8,101,700	—	8,101,700
Germany	—	4,828,114	—	4,828,114
Netherlands	—	4,212,403	—	4,212,403
Norway	—	2,030,646	—	2,030,646
Spain	—	2,473,357	—	2,473,357
Supranational Organization Obligations	—	21,619,810	—	21,619,810
Sweden	—	2,775,392	—	2,775,392
United Kingdom	—	9,519,849	—	9,519,849
United States	—	10,735,666	—	10,735,666
Agency Obligations	—	14,937,314	—	14,937,314
Temporary Cash Investments	—	455,000	—	455,000
Securities Lending Collateral	—	16,147,500	—	16,147,500
Other Financial Instruments**	—	186,931	—	186,931

TOTAL	—	$115,160,706	—	$115,160,706

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA U.S. Targeted Value Portfolio	VA U.S. Large Value Portfolio	VA International Value Portfolio
ASSETS:
Investments at Value (including $29,346, $29,372 and $13,602 of securities on loan, respectively)	$84,503	$111,693	$76,874
Temporary Cash Investments at Value & Cost	429	—	351
Collateral Received from Securities on Loan at Value & Cost	31,679	31,052	15,268
Foreign Currencies at Value	—	—	250
Cash	1	1	15
Receivables:
Investment Securities Sold	253	63	—
Dividends, Interest and Tax Reclaims	21	82	393
Securities Lending Income	9	2	13
Fund Shares Sold	12,180	13,964	19,150

Total Assets	129,075	156,857	112,314

LIABILITIES:
Payables:
Upon Return of Securities Loaned	31,679	31,052	15,268
Investment Securities Purchased	594	69	661
Fund Shares Redeemed	53	1	1
Due to Advisor	25	24	27
Loan Payable	—	40	—
Futures Margin Variation	10	12	12
Accrued Expenses and Other Liabilities	7	10	7

Total Liabilities	32,368	31,208	15,976

NET ASSETS	$96,707	$125,649	$96,338

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	8,944,611	8,715,214	8,429,431

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.81	$14.42	$11.43

Investments at Cost	$90,157	$101,817	$81,453

Foreign Currencies at Cost	$—	$—	$250

NET ASSETS CONSIST OF:
Paid-In Capital	$119,235	$126,746	$105,927
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(67)	431	529
Accumulated Net Realized Gain (Loss)	(16,797)	(11,392)	(5,525)
Net Unrealized Foreign Exchange Gain (Loss)	—	—	(2)
Net Unrealized Appreciation (Depreciation)	(5,664)	9,864	(4,591)

NET ASSETS	$96,707	$125,649	$96,338

(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000	100,000,000

See accompanying Notes to Financial Statements.

26

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	VA International Small Portfolio	VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
ASSETS:
Investments at Value (including $11,053, $605 and $16,085 of securities on loan, respectively)	$64,685	$84,627	$98,371
Temporary Cash Investments at Value & Cost	222	424	455
Collateral Received from Securities on Loan at Value & Cost	11,832	618	16,148
Foreign Currencies at Value	319	—	706
Cash	16	1	16
Receivables:
Investment Securities Sold	27	—	—
Dividends, Interest and Tax Reclaims	263	352	1,361
Securities Lending Income	14	—	1
Fund Shares Sold	8,709	87	32
Unrealized Gain on Forward Currency Contracts	—	—	331

Total Assets	86,087	86,109	117,421

LIABILITIES:
Payables:
Upon Return of Securities Loaned	11,832	618	16,148
Investment Securities Purchased	365	—	1,094
Fund Shares Redeemed	1	—	—
Due to Advisor	27	18	20
Futures Margin Variation	6	—	—
Unrealized Loss on Forward Currency Contracts	—	—	144
Accrued Expenses and Other Liabilities	7	12	13

Total Liabilities	12,238	648	17,419

NET ASSETS	$73,849	$85,461	$100,002

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,482,957	8,351,959	8,896,696

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.87	$10.23	$11.24

Investments at Cost	$67,719	$84,471	$96,787

Foreign Currencies at Cost	$320	$—	$704

NET ASSETS CONSIST OF:
Paid-In Capital	$78,300	$84,894	$92,758
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	469	151	1,133
Accumulated Net Realized Gain (Loss)	(1,877)	260	4,337
Net Unrealized Foreign Exchange Gain (Loss)	(2)	—	188
Net Unrealized Appreciation (Depreciation)	(3,041)	156	1,586

NET ASSETS	$73,849	$85,461	$100,002

(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000	100,000,000

See accompanying Notes to Financial Statements.

27

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio	VA U.S. Large Value Portfolio	VA International Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0 and $91, respectively)	$316	$905	$957
Income from Securities Lending	47	39	37

Total Investment Income	363	944	994

Expenses
Investment Advisory Services Fees	132	134	154
Accounting & Transfer Agent Fees	14	16	17
Custodian Fees	5	2	10
Shareholders’ Reports	2	2	2
Directors’/Trustees’ Fees & Expenses	—	1	—
Professional Fees	3	4	3
Other	3	3	3

Total Expenses	159	162	189

Net Investment Income (Loss)	204	782	805

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(968)	3,864	(729)
Foreign Currency Transactions	—	—	(17)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	21,875	17,351	3,391
Futures	(10)	(12)	(12)
Translation of Foreign Currency Denominated Amounts	—	—	(7)

Net Realized and Unrealized Gain (Loss)	20,897	21,203	2,626

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,101	$21,985	$3,431

See accompanying Notes to Financial Statements.

28

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	VA International Small Portfolio	VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $56, $0 and $0, respectively)	$655	—	—
Interest	—	$396	$1,422
Income from Securities Lending	63	2	7

Total Investment Income	718	398	1,429

Expenses
Investment Advisory Services Fees	154	106	117
Accounting & Transfer Agent Fees	16	15	18
Custodian Fees	8	1	3
Shareholders’ Reports	2	3	3
Directors’/Trustees’ Fees & Expenses	—	—	1
Professional Fees	2	4	4
Other	3	2	2

Total Expenses	185	131	148

Net Investment Income (Loss)	533	267	1,281

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(20)	267	1,392
Foreign Currency Transactions	2	—	2,996
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,067	(220)	(3,929)
Futures	(6)	—	—
Translation of Foreign Currency Denominated Amounts	(4)	—	457

Net Realized and Unrealized Gain (Loss)	5,039	47	916

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,572	$314	$2,197

See accompanying Notes to Financial Statements.

29

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio		VA U.S. Large Value Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$204	$682	$782	$1,922
Net Realized Gain (Loss) on:
Investment Securities Sold	(968)	(15,043)	3,864	(7,504)
Futures	—	22	—	88
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	21,875	16,625	17,351	16,703
Futures	(10)	—	(12)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	21,101	2,286	21,985	11,209

Distributions From:
Net Investment Income	(694)	(1,179)	(1,802)	(2,495)
Net Short-Term Gains	—	(301)	—	—

Total Distributions	(694)	(1,480)	(1,802)	(2,495)

Capital Share Transactions (1):
Shares Issued	15,460	7,741	16,559	16,604
Shares Issued in Lieu of Cash Distributions	694	1,478	1,802	2,491
Shares Redeemed	(7,161)	(12,547)	(12,729)	(16,984)

Net Increase (Decrease) from Capital Share Transactions	8,993	(3,328)	5,632	2,111

Total Increase (Decrease) in Net Assets	29,400	(2,522)	25,815	10,825
Net Assets
Beginning of Period	67,307	69,829	99,834	89,009

End of Period	$96,707	$67,307	$125,649	$99,834

(1) Shares Issued and Redeemed:
Shares Issued	1,476	1,131	1,167	1,776
Shares Issued in Lieu of Cash Distributions	80	219	146	258
Shares Redeemed	(751)	(1,794)	(958)	(1,694)

Net Increase (Decrease) from Shares Issued and Redeemed	805	(444)	355	340

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(67)	$426	$431	$1,451

See accompanying Notes to Financial Statements.

30

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA International Value Portfolio		VA International Small Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$805	$1,947	$533	$1,187
Net Realized Gain (Loss) on:
Investment Securities Sold	(729)	(4,801)	(20)	(1,789)
Futures	—	37	—	(57)
Foreign Currency Transactions	(17)	16	2	(14)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,391	23,090	5,067	18,590
Futures	(12)	—	(6)	—
Translation of Foreign Currency Denominated Amounts	(7)	—	(4)	(4)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,431	20,289	5,572	17,913

Distributions From:
Net Investment Income	(1,910)	(3,296)	(1,130)	(1,740)
Net Short-Term Gains	—	—	—	(435)
Net Long-Term Gains	—	(7,234)	—	(2,623)

Total Distributions	(1,910)	(10,530)	(1,130)	(4,798)

Capital Share Transactions (1):
Shares Issued	24,184	7,275	13,256	7,243
Shares Issued in Lieu of Cash Distributions	1,910	10,521	1,130	4,795
Shares Redeemed	(6,627)	(13,178)	(3,933)	(10,969)

Net Increase (Decrease) from Capital Share Transactions	19,467	4,618	10,453	1,069

Total Increase (Decrease) in Net Assets	20,988	14,377	14,895	14,184
Net Assets
Beginning of Period	75,350	60,973	58,954	44,770

End of Period	$96,338	$75,350	$73,849	$58,954

(1) Shares Issued and Redeemed:
Shares Issued	2,124	867	1,369	1,051
Shares Issued in Lieu of Cash Distributions	170	1,329	123	780
Shares Redeemed	(583)	(1,454)	(417)	(1,527)

Net Increase (Decrease) from Shares Issued and Redeemed	1,711	742	1,075	304

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$529	$1,634	$469	$1,066

See accompanying Notes to Financial Statements.

31

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Short-Term Fixed Portfolio		VA Global Bond Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$267	$1,496	$1,281	$2,180
Net Realized Gain (Loss) on:
Investment Securities Sold	267	836	1,392	1,076
Foreign Currency Transactions	—	—	2,996	1,481
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(220)	722	(3,929)	1,930
Translation of Foreign Currency Denominated Amounts	—	—	457	21

Net Increase (Decrease) in Net Assets Resulting from Operations	314	3,054	2,197	6,688

Distributions From:
Net Investment Income	(1,247)	(2,453)	(3,642)	(3,000)
Net Long-Term Gains	(508)	—	—	—

Total Distributions	(1,755)	(2,453)	(3,642)	(3,000)

Capital Share Transactions (1):
Shares Issued	8,912	15,142	10,900	12,188
Shares Issued in Lieu of Cash Distributions	1,755	2,453	3,642	3,000
Shares Redeemed	(6,013)	(22,753)	(2,736)	(21,548)

Net Increase (Decrease) from Capital Share Transactions	4,654	(5,158)	11,806	(6,360)

Total Increase (Decrease) in Net Assets	3,213	(4,557)	10,361	(2,672)
Net Assets
Beginning of Period	82,248	86,805	89,641	92,313

End of Period	$85,461	$82,248	$100,002	$89,641

(1) Shares Issued and Redeemed:
Shares Issued	869	1,466	977	1,100
Shares Issued in Lieu of Cash Distributions	172	242	328	278
Shares Redeemed	(586)	(2,205)	(244)	(1,958)

Net Increase (Decrease) from Shares Issued and Redeemed	455	(497)	1,061	(580)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$151	$1,131	$1,133	$3,494

See accompanying Notes to Financial Statements.

32

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

VA U.S. Targeted Value Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$8.27	$8.13	$13.25	$17.23	$16.57	$16.95	$15.02

Income from Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.08	(A)	0.12	(A)	0.15	(A)	0.15	(A)	0.05	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	2.60	0.24	(3.98)	(1.85)	2.63	1.42	3.34

Total from Investment Operations	2.63	0.32	(3.86)	(1.70)	2.78	1.47	3.39

Less Distributions
Net Investment Income	(0.09)	(0.14)	(0.14)	(0.14)	(0.05)	(0.06)	(0.02)
Net Realized Gains	—	(0.04)	(1.12)	(2.14)	(2.07)	(1.79)	(1.44)

Total Distributions	(0.09)	(0.18)	(1.26)	(2.28)	(2.12)	(1.85)	(1.46)

Net Asset Value, End of Period	$10.81	$8.27	$8.13	$13.25	$17.23	$16.57	$16.95

Total Return	32.01	%(C)	4.32%	(32.03	)%(C)	(11.45)%	19.33%	9.61%	24.62%

Net Assets, End of Period (thousands)	$96,707	$67,307	$69,829	$101,695	$100,337	$77,914	$64,567
Ratio of Expenses to Average Net Assets	0.42	%(B)	0.45%	0.50	%(B)	0.56%	0.57%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	0.55	%(B)	1.11%	1.24	%(B)	1.01%	0.93%	0.33%	0.31%
Portfolio Turnover Rate	15	%(C)	19%	23	%(C)	32%	38%	35%	30%

VA U.S. Large Value Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$11.94	$11.10	$17.45	$18.89	$16.93	$15.01	$12.59

Income from Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.23	(A)	0.27	(A)	0.24	(A)	0.25	(A)	0.19	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	2.60	0.92	(6.40)	(0.30)	2.60	1.88	2.42

Total from Investment Operations	2.70	1.15	(6.13)	(0.06)	2.85	2.07	2.57

Less Distributions
Net Investment Income	(0.22)	(0.31)	(0.22)	(0.22)	(0.20)	(0.15)	(0.15)
Net Realized Gains	—	—	—	(1.16)	(0.69)	—	—

Total Distributions	(0.22)	(0.31)	(0.22)	(1.38)	(0.89)	(0.15)	(0.15)

Net Asset Value, End of Period	$14.42	$11.94	$11.10	$17.45	$18.89	$16.93	$15.01

Total Return	22.90	%(C)	11.01%	(35.56	)%(C)	(0.47)%	17.74%	13.91%	20.55%

Net Assets, End of Period (thousands)	$125,649	$99,834	$89,009	$140,825	$120,776	$86,031	$69,571
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.33%	0.31	%(B)	0.28%	0.32%	0.38%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.47	%(B)	2.24%	1.86	%(B)	1.28%	1.44%	1.27%	1.13%
Portfolio Turnover Rate	12	%(C)	38%	21	%(C)	9%	14%	13%	8%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

33

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

VA International Value Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$11.22	$10.20	$21.98	$20.37	$16.08	$14.25	$11.53

Income from Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.27	(A)	0.57	(A)	0.67	(A)	0.55	(A)	0.32	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.38	2.47	(9.89)	2.68	4.91	1.96	3.04

Total from Investment Operations	0.50	2.74	(9.32)	3.35	5.46	2.28	3.29

Less Distributions
Net Investment Income	(0.29)	(0.54)	(0.66)	(0.56)	(0.38)	(0.27)	(0.18)
Net Realized Gains	—	(1.18)	(1.80)	(1.18)	(0.79)	(0.18)	(0.39)

Total Distributions	(0.29)	(1.72)	(2.46)	(1.74)	(1.17)	(0.45)	(0.57)

Net Asset Value, End of Period	$11.43	$11.22	$10.20	$21.98	$20.37	$16.08	$14.25

Total Return	4.49	%(C)	33.92%	(47.39	)%(C)	17.66%	36.16%	16.42%	29.80%

Net Assets, End of Period (thousands)	$96,338	$75,350	$60,973	$114,279	$91,603	$61,613	$48,946
Ratio of Expenses to Average Net Assets	0.49	%(B)	0.52%	0.49	%(B)	0.47%	0.49%	0.59%	0.61%
Ratio of Net Investment Income to Average Net Assets	2.11	%(B)	3.03%	3.73	%(B)	3.18%	3.09%	2.21%	1.98%
Portfolio Turnover Rate	9.36	%(C)	20%	18	%(C)	19%	13%	12%	8%

VA International Small Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$9.20	$7.33	$15.41	$14.76	$12.93	$11.22	$9.19

Income from Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.18	(A)	0.32	(A)	0.28	(A)	0.26	(A)	0.22	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.77	2.46	(6.75)	1.63	3.10	1.92	2.42

Total from Investment Operations	0.85	2.64	(6.43)	1.91	3.36	2.14	2.62

Less Distributions
Net Investment Income	(0.18)	(0.28)	(0.27)	(0.28)	(0.22)	(0.21)	(0.17)
Net Realized Gains	—	(0.49)	(1.38)	(0.98)	(1.31)	(0.22)	(0.42)

Total Distributions	9.87	(0.77)	(1.65)	(1.26)	(1.53)	(0.43)	(0.59)

Net Asset Value, End of Period	$9.87	$9.20	$7.33	$15.41	$14.76	$12.93	$11.22

Total Return	9.37	%(C)	41.04%	(46.30	)%(C)	13.94%	28.59%	19.72%	30.17%

Net Assets, End of Period (thousands)	$73,849	$58,954	$44,770	$79,720	$60,106	$43,662	$33,819
Ratio of Expenses to Average Net Assets	0.61	%(B)	0.66%	0.62	%(B)	0.62%	0.64%	0.73%	0.77%
Ratio of Net Investment Income to Average Net Assets	1.74	%(B)	2.41%	2.90	%(B)	1.84%	1.91%	1.86%	1.70%
Portfolio Turnover Rate	2.22	%(C)	14%	18	%(C)	20%	14%	21%	9%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

VA Short-Term Fixed Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$10.42	$10.34	$10.56	$10.44	$10.26	$10.20	$10.31

Income from Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.19	(A)	0.29	(A)	0.51	(A)	0.41	(A)	0.26	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	—	0.20	(0.04)	(0.01)	0.04	(0.06)	(0.04)

Total from Investment Operations	0.03	0.39	0.25	0.50	0.45	0.20	0.10

Less Distributions
Net Investment Income	(0.16)	(0.31)	(0.47)	(0.38)	(0.27)	(0.14)	(0.12)
Net Realized Gains	(0.06)	—	—	—	—	—	(0.09)

Total Distributions	(0.22)	(0.31)	(0.47)	(0.38)	(0.27)	(0.14)	(0.21)

Net Asset Value, End of Period	$10.23	$10.42	$10.34	$10.56	$10.44	$10.26	$10.20

Total Return	0.30	%(C)	3.84%	2.48	%(C)	4.99%	4.49%	1.98%	1.01%

Net Assets, End of Period (thousands)	$85,461	$82,248	$86,805	$83,736	$65,937	$52,364	$41,576
Ratio of Expenses to Average Net Assets	0.31	%(B)	0.34%	0.31	%(B)	0.31%	0.32%	0.34%	0.35%
Ratio of Net Investment Income to Average Net Assets	0.64	%(B)	1.85%	3.03	%(B)	4.93%	3.98%	2.77%	1.38%
Portfolio Turnover Rate	47	%(C)	68%	20	%(C)	22%	29%	31%	141%

VA Global Bond Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$11.44	$10.97	$10.95	$10.46	$10.55	$10.55	$10.95

Income from Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.28	(A)	0.24	(A)	0.32	(A)	0.27	(A)	0.33	(A)	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.11	0.57	—	0.21	0.12	(0.12)	0.09

Total from Investment Operations	0.26	0.85	0.24	0.53	0.39	0.21	0.31

Less Distributions
Net Investment Income	(0.46)	(0.38)	(0.22)	(0.04)	(0.48)	(0.21)	(0.30)
Net Realized Gains	—	—	—	—	—	—	(0.41)

Total Distributions	(0.46)	(0.38)	(0.22)	(0.04)	(0.48)	(0.21)	(0.71)

Net Asset Value, End of Period	$11.24	$11.44	$10.97	$10.95	$10.46	$10.55	$10.55

Total Return	2.32	%(C)	7.93%	2.18	%(C)	5.06%	3.90%	1.98%	2.97%

Net Assets, End of Period (thousands)	$100,002	$89,641	$92,313	$96,146	$77,418	$61,828	$44,555
Ratio of Expenses to Average Net Assets	0.32	%(B)	0.34%	0.32	%(B)	0.31%	0.33%	0.41%	0.42%
Ratio of Net Investment Income to Average Net Assets	2.76	%(B)	2.51%	2.42	%(B)	3.02%	2.59%	3.12%	3.01%
Portfolio Turnover Rate	48	%(C)	65%	61	%(C)	85%	97%	75%	86%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans, and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, six of which (the “Portfolios”) are included in this report and the remaining fifty-one are presented in separate reports. The Portfolios are only available through a select group of insurance products.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:  Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the “Domestic Equity Portfolios”) and VA International Value Portfolio and VA International Small Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and

36

trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the “Fixed Income Portfolios”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ net assets by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:  Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes

37

recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4.    Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or “the Advisor”) provides investment advisory services to the Portfolios. For the six months ended April 30, 2010, the VA Portfolios’ investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio	0.35%
VA U.S. Large Value Portfolio	0.25%
VA International Value Portfolio	0.40%
VA International Small Portfolio	0.50%

38

VA Short-Term Fixed Portfolio	0.25%
VA Global Bond Portfolio	0.25	%*

*

The Portfolio’s investment advisory fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $108 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio	$2
VA U.S. Large Value Portfolio	3
VA International Value Portfolio	2
VA International Small Portfolio	2
VA Short-Term Fixed Portfolio	2
VA Global Bond Portfolio	2

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA U.S. Targeted Value Portfolio	—	—	$10,881	$14,233
VA U.S. Large Value Portfolio	—	—	12,873	22,430
VA International Value Portfolio	—	—	7,046	7,699
VA International Small Portfolio	—	—	2,595	1,341
VA Short-Term Fixed Portfolio	$17,065	$18,012	22,595	12,571
VA Global Bond Portfolio	7,511	11,912	47,623	32,658

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of April 30, 2010, primarily attributable to net realized gains on securities

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considered to be “passive foreign investment companies” and foreign bond bifurcation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
VA U.S. Targeted Value Portfolio	$(20)	$20
VA U.S. Large Value Portfolio	—	—
VA International Value Portfolio	28	(28)
VA International Small Portfolio	23	(23)
VA Short-Term Fixed Portfolio	—	—
VA Global Bond Portfolio	1,427	(1,427)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
VA U.S. Targeted Value Portfolio
2007	$2,946	$10,434	$13,380
2008	1,614	8,104	9,718
2009	1,480	—	1,480
VA U.S. Large Value Portfolio
2007	1,615	7,377	8,992
2008	1,777	—	1,777
2009	2,495	—	2,495
VA International Value Portfolio
2007	2,663	5,140	7,803
2008	3,735	9,634	13,369
2009	3,299	7,231	10,530
VA International Small Portfolio
2007	1,482	3,696	5,178
2008	2,029	6,742	8,771
2009	2,176	2,622	4,798
VA Short-Term Fixed Portfolio
2007	2,431	—	2,431
2008	3,782	—	3,782
2009	2,453	—	2,453
VA Global Bond Portfolio
2007	278	—	278
2008	1,901	—	1,901
2009	3,000	—	3,000

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At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
VA U.S. Targeted Value Portfolio	$435	—	$(15,248)	$(14,813)
VA U.S. Large Value Portfolio	1,453	—	(15,255)	(13,802)
VA International Value Portfolio	1,716	—	(4,777)	(3,061)
VA International Small Portfolio	1,067	—	(1,848)	(781)
VA Short-Term Fixed Portfolio	1,133	$501	—	1,634
VA Global Bond Portfolio	3,219	—	(50)	3,169

For federal income tax purposes, the Fund measures its capital loss carryforwards as of October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

	Expires on October 31,
	2015	2016	2017	Total
VA U.S. Targeted Value Portfolio	—	—	$15,248	$15,248
VA U.S. Large Value Portfolio	$1,858	$5,981	7,416	15,255
VA International Value Portfolio	—	—	4,777	4,777
VA International Small Portfolio	—	—	1,848	1,848
VA Global Bond Portfolio	50	—	—	50

During the year ended October 31, 2009, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

VA Short-Term Fixed Portfolio	$335
VA Global Bond Portfolio	1,131

Some of the Portfolio’s investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2009, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal income tax purposes. Additionally, for the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies as listed below have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. The amounts listed below are in thousands.

	Mark to Market	Realized Gains
VA International Value Portfolio	$81	—
VA International Small Portfolio	—	$ 2

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA U.S. Targeted Value Portfolio	$122,506	$13,713	$(19,608)	$(5,895)
VA U.S. Large Value Portfolio	132,869	22,186	(12,310)	9,876

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	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA International Value Portfolio	$97,072	$10,432	$(15,011)	$(4,579)
VA International Small Portfolio	79,784	13,550	(16,595)	(3,045)
VA Short-Term Fixed Portfolio	85,513	175	(19)	156
VA Global Bond Portfolio	113,390	1,461	123	1,584

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:  The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3.    Forward Currency Contracts:  VA Global Bond Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2010, VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

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Settlement Date	Currency Amount	Currency Sold	Contract Amount*	Value at April 30, 2010	Unrealized Foreign Exchange Gain (Loss)
05/04/10	(14,153)	Pound Sterling	$(21,515)	$(21,655)	$140
05/04/10	13,720	Pound Sterling	21,185	20,993	192
05/04/10	433	Pound Sterling	660	662	(2)
05/17/10	257	Pound Sterling	391	394	(3)
05/17/10	14,147	Pound Sterling	21,504	21,644	(140)

			$22,225	$22,038	$187

*During the six months ended April 30, 2010, the Portfolio had limited activity in these transactions.

Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

4.    Futures Contracts:  The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios’ derivative instrument holdings for six months ended April 30, 2010.

At April 30, 2010, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts*	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
VA U.S. Targeted Value Portfolio	S&P 500 Index®	06/18/2010	37	$10,946	$(10)	833
VA U.S. Large Value Portfolio	S&P 500 Index®	06/18/2010	42	12,426	(12)	945
VA International Value Portfolio	S&P 500 Index®	06/18/2010	41	12,130	(12)	923
VA International Small Portfolio	S&P 500 Index®	06/18/2010	21	6,213	(6)	473

* During the six months ended April 30, 2010, the Portfolios had limited activity in these transactions.

The following is a summary of the location of derivatives on the Portfolios’ Statements of Assets and Liabilities as of April 30, 2010:

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Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Foreign exchange contracts	Unrealized Gain on Forward Currency Contracts	Unrealized Loss on Forward Currency Contracts

Equity contracts	Payables: Futures
Margin Variation

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2010 (amounts in thousands):

		Asset Derivatives Value
	Total Value at April 30, 2010	Foreign Exchange Contracts	Equity Contracts
VA U.S. Targeted Value Portfolio	$(10)	—	$(10)
VA U.S Large Cap Value Portfolio	(12)	—	(12)
VA International Value Portfolio	(12)	—	(12)
VA International Small Portfolio	(6)	—	(6)
VA Global Bond Portfolio	332	$332	—

		Liability Derivatives Value
	Total Value at April 30, 2010	Foreign Exchange Contracts	Equity Contracts
VA Global Bond Portfolio	$145	$145	—

The following is a summary of the location of realized and change in unrealized gains and losses on the Portfolios’ Statements of Operations for the Portfolios’ derivative instrument holdings through the six months ended April 30, 2010:

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions
Change in Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency Denominated Amounts

Equity contracts	Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through six months ended April 30, 2010 (amounts in thousands):

Realized Gain (Loss) on Derivatives Recognized in Income

Foreign Exchange Contracts
VA Global Bond Portfolio	$474

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	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Foreign Exchange Contracts	Equity Contracts
VA U.S. Targeted Value Portfolio	—	$(10)
VA U.S. Large Value Portfolio	—	(12)
VA International Value Portfolio	—	(12)
VA International Small Portfolio	—	(6)
VA Global Bond Portfolio	$464	—

*	As of April 30, 2010, there were no futures contracts outstanding. During the six months ended April 30, 2010, the Portfolios had limited activity in these transactions.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
VA U.S. Targeted Value Portfolio	1.97%	$140	37	—	$ 587
VA U.S. Large Value Portfolio	1.97%	332	59	$ 1	2,274

At April 30, 2010, VA U.S. Large Value Portfolio had a loan outstanding in the amount of $40 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
VA International Value Portfolio	0.89%	$232	50	—	$1,446
VA International Small Portfolio	0.90%	64	29	—	219

There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2010.

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I. Securities Lending:

As of April 30, 2010, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

At April 30, 2010, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA U.S. Targeted Value Portfolio	2	79%
VA U.S. Large Value Portfolio	2	79%
VA International Value Portfolio	2	83%
VA International Small Portfolio	2	76%
VA Short-Term Fixed Portfolio	1	83%
VA Global Bond Portfolio	1	81%

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L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

47

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment advisory agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreement. For VA International Small Portfolio and VA International Value Portfolio, Dimensional Fund Advisors Ltd. And DFA Australia Limited each serves as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the “Advisory Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis

49

and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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SEMI-ANNUAL REPORT

(Unaudited)

i

Continued

Continued

Continued

Continued

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

v

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities”
are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
(y)	The rate shown is the effective yield.
(v)	The variable rate shown is effective as of April 30, 2010.
(g)	Face Amount denominated in British Pounds.
(e)	Face Amount denominated in Euro.
(u)	Face Amount denominated in United States Dollars.
❖	Security segregated as collateral for the Open Futures Contracts.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

All Statements and Schedules
—	Amounts designated as — are either zero or rounded to zero.
RIC	Registered Investment Company
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Enhanced U.S. Large Company Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,160.60	0.27%	$1.45
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.46	0.27%	$1.35

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
U.S. Large Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,228.90	0.28%	$1.55
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.41	0.28%	$1.40

U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$1,337.00	0.49%	$2.84
Class R2 Shares	$1,000.00	$1,334.00	0.64%	$3.70
Institutional Class Shares	$1,000.00	$1,336.40	0.38%	$2.20
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.36	0.49%	$2.46
Class R2 Shares	$1,000.00	$1,021.62	0.64%	$3.21
Institutional Class Shares	$1,000.00	$1,022.91	0.38%	$1.91

U.S. Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,346.20	0.53%	$3.08
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.17	0.53%	$2.66

U.S. Core Equity 1 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,208.20	0.20%	$1.10
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.80	0.20%	$1.00

U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,225.60	0.23%	$1.27
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15

U.S. Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,265.90	0.34%	$1.91
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.11	0.34%	$1.71

U.S. Small Cap Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,304.90	0.38%	$2.17
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.91	0.38%	$1.91

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
U.S. Micro Cap Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,299.50	0.53%	$3.02
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.17	0.53%	$2.66

DFA Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,346.60	0.33%	$1.92
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.16	0.33%	$1.66

Large Cap International Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,044.30	0.30%	$1.52
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.31	0.30%	$1.51

International Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,065.00	0.40%	$2.05
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.81	0.40%	$2.01

International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,094.60	0.55%	$2.86
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.07	0.55%	$2.76

Japanese Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,066.80	0.58%	$2.97
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.92	0.58%	$2.91

Asia Pacific Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,132.90	0.63%	$3.33
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.67	0.63%	$3.16

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
United Kingdom Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,091.50	0.60%	$3.11
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.82	0.60%	$3.01

Continental Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,050.40	0.59%	$3.00
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.87	0.59%	$2.96

DFA International Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,036.10	0.40%	$2.02
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.81	0.40%	$2.01

DFA Global Real Estate Securities Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,193.20	0.40%	$2.18
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.81	0.40%	$2.01

DFA International Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,081.20	0.69%	$3.56
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.37	0.69%	$3.46

International Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,076.20	0.54%	$2.78
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.54%	$2.71

Emerging Markets Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,143.70	0.59%	$3.14
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.87	0.59%	$2.96

Emerging Markets Small Cap Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,196.90	0.76%	$4.14
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.03	0.76%	$3.81

6

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Emerging Markets Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,162.80	0.64%	$3.43
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.62	0.64%	$3.21

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

***

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds’ portion of the expenses of its Master Funds (Affiliated Investment Companies).

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds’ holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Cap Value Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%

FUND OF FUNDS

International Small Company Portfolio	100.0%
DFA Global Real Estate Securities Portfolio	100.0%

8

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

FIXED INCOME PORTFOLIO

Enhanced U.S. Large Company Portfolio
Corporate	18.6%
Government	24.5%
Foreign Corporate	18.6%
Foreign Government	31.1%
Supranational	7.2%

100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Targeted Value Portfolio
Consumer Discretionary	18.1%
Consumer Staples	3.4%
Energy	9.0%
Financials	26.3%
Health Care	7.2%
Industrials	14.6%
Information Technology	13.6%
Materials	6.9%
Telecommunication Services	0.6%
Utilities	0.3%

100.0%

U.S. Core Equity 2 Portfolio
Consumer Discretionary	15.8%
Consumer Staples	6.4%
Energy	9.8%
Financials	19.8%
Health Care	9.8%
Industrials	13.9%
Information Technology	13.9%
Materials	5.4%
Other	—
Telecommunication Services	2.8%
Utilities	2.4%

100.0%

U.S. Micro Cap Portfolio
Consumer Discretionary	18.8%
Consumer Staples	4.5%
Energy	4.0%
Financials	14.0%
Health Care	14.5%
Industrials	16.7%
Information Technology	20.4%
Materials	4.4%
Other	—
Telecommunication Services	1.1%
Utilities	1.6%

100.0%

U.S. Small Cap Value Portfolio
Consumer Discretionary	19.9%
Consumer Staples	2.6%
Energy	8.8%
Financials	23.1%
Health Care	5.5%
Industrials	18.7%
Information Technology	14.1%
Materials	7.1%
Other	—
Telecommunication Services	0.2%
Utilities	—

100.0%

U.S. Vector Equity Portfolio
Consumer Discretionary	17.4%
Consumer Staples	4.8%
Energy	9.5%
Financials	24.2%
Health Care	8.5%
Industrials	13.5%
Information Technology	13.2%
Materials	5.6%
Other	—
Telecommunication Services	2.0%
Utilities	1.3%

100.0%

DFA Real Estate Securities Portfolio
Real Estate Investment Trusts	100.0%

100.0%

U.S. Core Equity 1 Portfolio
Consumer Discretionary	14.2%
Consumer Staples	7.9%
Energy	9.5%
Financials	16.8%
Health Care	11.0%
Industrials	12.9%
Information Technology	16.8%
Materials	5.0%
Other	—
Telecommunication Services	2.4%
Utilities	3.5%

100.0%

U.S. Small Cap Portfolio
Consumer Discretionary	18.9%
Consumer Staples	3.3%
Energy	5.5%
Financials	13.6%
Health Care	13.3%
Industrials	17.4%
Information Technology	19.5%
Materials	5.3%
Other	0.1%
Telecommunication Services	0.9%
Utilities	2.2%

100.0%

Large Cap International Portfolio
Consumer Discretionary	9.5%
Consumer Staples	9.4%
Energy	10.1%
Financials	24.6%
Health Care	7.5%
Industrials	11.7%
Information Technology	5.5%
Materials	11.4%
Other	—
Telecommunication Services	5.1%
Utilities	5.2%

100.0%

9

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

International Core Equity Portfolio
Consumer Discretionary	14.0%
Consumer Staples	6.6%
Energy	8.2%
Financials	24.4%
Health Care	4.1%
Industrials	17.4%
Information Technology	5.9%
Materials	13.8%
Other	—
Real Estate Investment Trusts	—
Telecommunication Services	2.9%
Utilities	2.7%

100.0%

DFA International Real Estate Securities Portfolio
Financials	—
Other	0.1%
Real Estate Investment Trusts	99.9%

100.0%

DFA International Small Cap Value Portfolio
Consumer Discretionary	19.6%
Consumer Staples	6.2%
Energy	5.4%
Financials	18.3%
Health Care	2.1%
Industrials	23.6%
Information Technology	5.2%
Materials	18.9%
Other	—
Real Estate Investment Trusts	0.1%
Telecommunication Services	0.4%
Utilities	0.2%

100.0%

International Vector Equity Portfolio
Consumer Discretionary	15.6%
Consumer Staples	5.5%
Energy	7.1%
Financials	23.6%
Health Care	3.5%
Industrials	19.0%
Information Technology	6.4%
Materials	16.0%
Other	—
Real Estate Investment Trusts	—
Telecommunication Services	1.8%
Utilities	1.5%

100.0%

Emerging Markets Core Equity Portfolio
Consumer Discretionary	9.5%
Consumer Staples	6.9%
Energy	11.0%
Financials	22.6%
Health Care	2.6%
Industrials	11.5%
Information Technology	10.6%
Materials	16.6%
Other	0.1%
Real Estate Investment Trusts	—
Telecommunication Services	5.1%
Utilities	3.5%

100.0%

10

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (64.9%)
AUSTRALIA — (1.8%)
Australia & New Zealand Banking Group, Ltd.
(u) 5.500%, 05/24/11	1,000	$1,041,470
Commonwealth Bank of Australia
(u) 4.750%, 01/27/11	434	445,607
Macquarie Bank, Ltd.
(u) 2.600%, 01/20/12	1,449	1,486,244

TOTAL AUSTRALIA		2,973,321

AUSTRIA — (1.3%)
Oesterreichische Volksbanken AG
3.000%, 02/09/12	1,600	2,187,290

CANADA — (15.2%)
Bank of Nova Scotia Floating Rate Note
(r)(u)0.502%, 03/05/12	4,000	3,998,164
British Columbia, Province of Canada
5.750%, 01/09/12	4,500	4,708,432
Canada Housing Trust
4.600%, 09/15/11	3,700	3,784,323
Canadian Government Bond
1.250%, 12/01/11	2,500	2,442,336
Ontario, Province of Canada
4.400%, 12/02/11	4,400	4,498,457
Royal Bank of Canada
(u) 5.650%, 07/20/11	1,500	1,583,972
(e) 5.750%, 07/25/11	2,000	2,800,338
Royal Bank of Canada Floating Rate Note
(r)(u) 0.364%, 01/27/12	100	100,000
Toronto-Dominion Bank (The)
(g) 6.875%, 06/24/11	650	1,051,508

TOTAL CANADA		24,967,530

DENMARK — (1.9%)
Denmark Government International Bond
(u) 1.875%, 03/16/12	3,000	3,038,700

FINLAND — (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u) 0.564%, 02/01/12	500	499,827

	Face Amount^	Value†
	(000)
FRANCE — (2.6%)
Agence Francaise de Developpement
(u) 4.125%, 06/24/11	1,500	$1,551,297
Societe Financement del’Economie Francaise
3.500%, 11/24/11	2,000	2,762,887

TOTAL FRANCE		4,314,184

GERMANY — (6.3%)
IKB Deutsche Industriebank AG
2.875%, 01/27/12	1,500	2,055,837
Kreditanstalt fuer Wiederaufbau
(g) 4.375%, 03/07/11	600	944,366
(u) 2.250%, 04/16/12	2,500	2,553,915
Landwirtschaftliche Rentenbank
(g) 5.250%, 01/18/12	2,915	4,749,679

TOTAL GERMANY		10,303,797

JAPAN — (1.9%)
Development Bank of Japan
(e) 5.625%, 08/02/11	1,500	2,099,591
Japan Finance Corp.
(u) 2.000%, 06/24/11	1,000	1,008,031

TOTAL JAPAN		3,107,622

NETHERLANDS — (5.8%)
Bank Nederlandse Gemeenten
(u) 2.250%, 01/17/12	3,000	3,058,089
(g) 5.750%, 03/07/12	521	854,114
Nederlandse Waterschapsbank
(u) 2.875%, 06/16/11	4,000	4,084,568
Rabobank Nederland
(g) 5.000%, 04/11/11	1,000	1,580,596

TOTAL NETHERLANDS		9,577,367

NORWAY — (2.5%)
Kommunalbanken
(u) 3.250%, 06/15/11	4,000	4,108,600

SPAIN — (0.6%)
Instituto de Credito Oficial
(u) 1.875%, 04/15/11	1,000	1,005,200

11

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.8%)
European Investment Bank
(u) 3.250%, 10/14/11	1,000	$1,033,918
(u) 4.625%, 03/21/12	3,100	3,312,883
European Union
(e) 3.250%, 12/09/11	1,000	1,379,634
Inter-American Development Bank
(u) 5.000%, 04/05/11	1,500	1,560,459
Nordic Investment Bank
(u) 4.875%, 03/15/11	3,840	3,987,690

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		11,274,584

SWEDEN — (0.6%)
Kommuninvest I Sverige
(u) 5.375%, 06/15/11	1,000	1,045,947

UNITED KINGDOM — (5.9%)
Bank of Scotland P.L.C.
4.625%, 11/04/11	2,000	3,199,257
BP Capital Markets P.L.C. Floating Rate Note
(r)(u)1.258%, 03/17/11	2,000	2,017,350
Clydesdale Bank P.L.C.
3.375%, 12/09/11	800	1,263,615
Royal Bank of Scotland P.L.C. (The)
4.125%, 11/14/11	2,000	3,194,865

TOTAL UNITED KINGDOM		9,675,087

UNITED STATES — (11.4%)
Barclays Bank P.L.C. Floating Rate Note
(r) 0.530%, 01/14/11	$1,000	999,988
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.430%, 02/10/12	4,000	4,011,888
CME Group, Inc. Floating Rate Note
(r) 0.899%, 08/06/10	4,000	4,006,580
General Electric Capital Corp. Floating Rate Note
(r) 0.699%, 02/01/11	2,000	2,002,946
(r) 0.332%, 06/06/11	1,000	998,135

	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
JPMorgan Chase & Co.
(g) 3.750%, 12/12/11	$1,000	$1,589,210
JPMorgan Chase & Co. Floating Rate Note
(r) 1.007%, 06/13/11	1,800	1,812,411
Procter & Gamble International Funding Floating Rate Note
(r) 0.259%, 05/07/10	400	399,999
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.307%, 06/16/10	1,000	999,930
(r) 0.392%, 10/04/11	2,000	1,999,790

TOTAL UNITED STATES		18,820,877

TOTAL BONDS		106,899,933

AGENCY OBLIGATIONS — (17.7%)
Federal Farm Credit Bank
1.125%, 10/03/11	2,000	2,007,154
Federal Home Loan Bank
1.375%, 05/16/11	1,500	1,511,951
3.750%, 09/09/11	2,000	2,079,942
3.625%, 09/16/11	4,200	4,367,849
Federal Home Loan Bank Discount Note
(y)❖ 0.173%, 06/17/10	11,000	10,997,915
Federal Home Loan Mortgage Corporation
6.000%, 06/15/11	1,000	1,060,202
Federal Home Loan Mortgage Corporation Discount Note
(y) 0.150%, 06/15/10	4,000	3,999,250
Federal National Mortgage Association
3.375%, 05/19/11	3,000	3,088,242

TOTAL AGENCY OBLIGATIONS		29,112,505

U.S. TREASURY OBLIGATIONS — (1.2%)
U.S. Treasury Note
1.750%, 11/15/11	2,000	2,031,640

COMMERCIAL PAPER — (10.6%)
Hewlett-Packard Co.
0.190%, 05/10/10	4,000	3,999,810
Nestle Capital Corp.
0.169%, 05/25/10	2,000	1,999,837
Oesterreich Kontrollbank
0.230%, 07/08/10	2,000	1,998,946
0.270%, 07/22/10	1,000	999,313

12

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Sheffield Receivables Corp.
0.230%, 06/11/10	$4,500	$ 4,498,573
Societe de Prise de Participationde l’Etat
0.195%, 05/20/10	4,000	3,999,569

TOTAL COMMERCIAL PAPER		17,496,048

	Shares
EXCHANGE-TRADED FUND — (3.2%)
UNITED STATES — (3.2%)
SPDR Trust Series I	44,100	5,241,726

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19% 05/03/10 (Collateralized by $3,730,000 FHLMC 5.00%, 10/15/24, valued at $4,005,088) to be repurchased at $3,942,062	$3,942	$ 3,942,000

TOTAL INVESTMENTS — (100.0%) (Cost $164,256,128)		$164,723,852

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$106,899,933	—	$106,899,933
Agency Obligations	—	29,112,505	—	29,112,505
U.S. Treasury Obligations	—	2,031,640	—	2,031,640
Commercial Paper	—	17,496,048	—	17,496,048
Exchange-Traded Fund	$5,241,726	—	—	5,241,726
Temporary Cash Investments	—	3,942,000	—	3,942,000
Other Financial Instruments**	7,260,888	257,494	—	7,518,381

TOTAL	$12,502,614	$159,739,620	—	$172,242,233

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

13

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$7,070,954,960

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $5,185,775,235)	$7,070,954,960

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$7,070,954,960	—	—	$7,070,954,960

See accompanying Notes to Financial Statements.

14

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.4%)
Consumer Discretionary — (15.4%)
#Cinemark Holdings, Inc.	382,492	$6,984,304	0.3%
Dillard’s, Inc.	240,649	6,757,424	0.3%
#*Gaylord Entertainment Co.	204,517	6,902,449	0.3%
#Jarden Corp.	239,973	7,707,933	0.3%
*Liberty Media Corp. Capital Series A	166,331	7,363,473	0.3%
#*Royal Caribbean Cruises, Ltd.	278,627	9,985,992	0.4%
#Whirlpool Corp.	110,030	11,978,966	0.5%
#Wyndham Worldwide Corp.	271,939	7,290,685	0.3%
Other Securities		369,569,431	15.3%

Total Consumer Discretionary		434,540,657	18.0%

Consumer Staples — (2.9%)
*Constellation Brands, Inc. Class A	389,483	7,115,854	0.3%
#*Smithfield Foods, Inc.	419,475	7,860,962	0.3%
Other Securities		67,576,668	2.8%

Total Consumer Staples		82,553,484	3.4%

Energy — (7.7%)
#Cimarex Energy Co.	126,477	8,610,554	0.3%
#Overseas Shipholding Group, Inc.	145,848	7,301,151	0.3%
#Pioneer Natural Resources Co.	149,975	9,617,897	0.4%
Sunoco, Inc.	212,272	6,958,276	0.3%
Other Securities		183,165,931	7.6%

Total Energy		215,653,809	8.9%

Financials — (22.4%)
American Financial Group, Inc.	248,114	7,301,995	0.3%
#*AmeriCredit Corp.	308,822	7,393,199	0.3%
Assurant, Inc.	266,924	9,724,041	0.4%
#Astoria Financial Corp.	478,359	7,720,714	0.3%
*Conseco, Inc.	1,229,638	7,254,864	0.3%
First American Corp.	218,380	7,549,397	0.3%
First Niagara Financial Group, Inc.	492,124	6,840,524	0.3%
*Genworth Financial, Inc.	545,763	9,016,005	0.4%
#Huntington Bancshares, Inc.	1,239,796	8,393,419	0.4%
#*MGIC Investment Corp.	790,073	8,240,461	0.3%
NewAlliance Bancshares, Inc.	537,373	7,001,970	0.3%
#Old Republic International Corp.	511,867	7,683,124	0.3%
Radian Group, Inc.	524,943	7,448,941	0.3%
Reinsurance Group of America, Inc.	153,401	7,920,094	0.3%
RenaissanceRe Holdings, Ltd.	128,674	7,199,310	0.3%
#Susquehanna Bancshares, Inc.	678,399	7,394,549	0.3%
Transatlantic Holdings, Inc.	140,003	6,962,349	0.3%
Umpqua Holdings Corp.	519,273	7,757,939	0.3%
Webster Financial Corp.	409,887	8,492,859	0.4%
#Whitney Holding Corp.	533,457	7,308,361	0.3%
#Zions Bancorporation	262,502	7,541,682	0.3%
Other Securities		468,870,771	19.4%

Total Financials		631,016,568	26.1%

Health Care — (6.2%)
*Community Health Systems, Inc.	178,748	7,303,643	0.3%
*Coventry Health Care, Inc.	317,536	7,538,305	0.3%
#Omnicare, Inc.	250,849	6,971,094	0.3%
Other Securities		151,270,087	6.3%

Total Health Care		173,083,129	7.2%

15

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.5%)
#*Avis Budget Group, Inc.	578,582	$8,748,160	0.4%
#*Owens Corning	231,002	8,034,250	0.3%
#Trinity Industries, Inc.	284,198	7,073,688	0.3%
Other Securities		327,161,219	13.5%

Total Industrials		351,017,317	14.5%

Information Technology — (11.6%)
*Arrow Electronics, Inc.	242,217	7,387,618	0.3%
*IAC/InterActiveCorp	329,849	7,395,215	0.3%
*Ingram Micro, Inc.	396,212	7,195,210	0.3%
*Sandisk Corp.	171,319	6,833,915	0.3%
*Tech Data Corp.	261,278	11,208,826	0.5%
Other Securities		286,008,379	11.8%

Total Information Technology		326,029,163	13.5%

Materials — (5.9%)
Ashland, Inc.	116,330	6,928,615	0.3%
*Century Aluminum Co.	556,132	7,496,659	0.3%
#*Domtar Corp.	107,587	7,621,463	0.3%
#MeadWestavco Corp.	313,877	8,528,038	0.4%
Other Securities		135,244,655	5.6%

Total Materials		165,819,430	6.9%

Telecommunication Services — (0.5%)
Other Securities		14,561,057	0.6%

Utilities — (0.3%)
Other Securities		7,424,206	0.3%

TOTAL COMMON STOCKS		2,401,698,820	99.4%

RIGHTS/WARRANTS — (0.0%)
Other Securities		4,100	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,220,000 FHLMC 4.00%, 12/15/38, valued at $9,600,325) to be repurchased at $9,458,150	$9,458	9,458,000	0.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.3%)
§ @ DFA Short Term Investment Fund	381,078,808	381,078,808	15.8%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $12,944,503 FHLMC 3.853%(r), 03/01/40 & FNMA 2.784%(r), 12/01/34, valued at $13,054,887) to be repurchased at $ 12,674,834	$12,675	12,674,647	0.5%

16

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $13,858,489 FNMA 5.000%, 04/01/23 & 6.000%, 01/01/48, valued at $8,368,695) to be repurchased at $8,123,962	$8,124	$8,123,827	0.3%

TOTAL SECURITIES LENDING COLLATERAL		401,877,282	16.6%

TOTAL INVESTMENTS — (100.0%) (Cost $2,410,946,383)		$2,813,038,202	116.4%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$434,532,927	$7,730	—	$434,540,657
Consumer Staples	82,553,484	—	—	82,553,484
Energy	215,653,809	—	—	215,653,809
Financials	631,016,568	—	—	631,016,568
Health Care	173,083,129	—	—	173,083,129
Industrials	351,017,317	—	—	351,017,317
Information Technology	326,026,213	2,950	—	326,029,163
Materials	165,819,430	—	—	165,819,430
Telecommunication Services	14,561,057	—	—	14,561,057
Utilities	7,424,206	—	—	7,424,206
Rights/Warrants	4,100	—	—	4,100
Temporary Cash Investments	—	9,458,000	—	9,458,000
Securities Lending Collateral	—	401,877,282	—	401,877,282

TOTAL	$2,401,692,240	$411,345,962	—	$2,813,038,202

See accompanying Notes to Financial Statements.

17

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.7%)
Consumer Discretionary — (17.0%)
#American Greetings Corp. Class A	1,895,583	$46,555,518	0.6%
*Dana Holding Corp.	2,883,589	38,524,749	0.5%
#Dillard’s, Inc.	1,471,963	41,332,721	0.6%
#Foot Locker, Inc.	2,168,799	33,291,065	0.5%
#*Gaylord Entertainment Co.	1,155,083	38,984,051	0.5%
#Jarden Corp.	1,478,372	47,485,309	0.7%
Jones Apparel Group, Inc.	1,567,627	34,111,564	0.5%
*Liberty Media Corp. Capital Class A	720,039	31,876,127	0.4%
#*Saks, Inc.	3,346,439	32,627,780	0.4%
#Scholastic Corp.	1,578,517	42,635,744	0.6%
*TRW Automotive Holdings Corp.	1,014,513	32,677,464	0.4%
Other Securities		1,046,684,853	14.2%

Total Consumer Discretionary		1,466,786,945	19.9%

Consumer Staples — (2.3%)
#Universal Corp.	653,753	33,851,330	0.4%
Other Securities		160,128,636	2.2%

Total Consumer Staples		193,979,966	2.6%

Energy — (7.6%)
#*Bristow Group, Inc.	964,277	37,327,163	0.5%
#*Exterran Holdings, Inc.	1,367,300	39,856,795	0.5%
#Overseas Shipholding Group, Inc.	815,656	40,831,739	0.6%
*SEACOR Holdings, Inc.	375,100	31,572,167	0.4%
Other Securities		500,908,940	6.8%

Total Energy		650,496,804	8.8%

Financials — (19.8%)
#*AmeriCredit Corp.	1,836,606	43,968,348	0.6%
#*Conseco, Inc.	6,090,254	35,932,499	0.5%
Delphi Financial Group, Inc. Class A	1,234,497	33,948,667	0.5%
#*MGIC Investment Corp.	3,112,381	32,462,134	0.4%
NewAlliance Bancshares, Inc.	3,397,065	44,263,757	0.6%
#*PHH Corp.	1,621,457	36,790,859	0.5%
#Provident Financial Services, Inc.	2,524,606	33,274,307	0.5%
Selective Insurance Group, Inc.	1,931,259	32,271,338	0.4%
#Susquehanna Bancshares, Inc.	3,045,823	33,199,471	0.5%
Umpqua Holdings Corp.	2,455,483	36,684,916	0.5%
Unitrin, Inc.	1,219,051	35,657,242	0.5%
Webster Financial Corp.	1,742,283	36,100,104	0.5%
#Wintrust Financial Corp.	853,766	31,845,472	0.4%
Other Securities		1,235,463,661	16.7%

Total Financials		1,701,862,775	23.1%

Health Care — (4.7%)
#*LifePoint Hospitals, Inc.	1,732,785	66,157,731	0.9%
Other Securities		335,241,621	4.5%

Total Health Care		401,399,352	5.4%

Industrials — (16.0%)
#Alexander & Baldwin, Inc.	1,125,738	40,053,758	0.6%
#Applied Industrial Technologies, Inc.	1,216,512	37,444,239	0.5%
#*Avis Budget Group, Inc.	2,478,147	37,469,583	0.5%
#Briggs & Stratton Corp.	1,417,071	33,641,266	0.5%
*Esterline Technologies Corp.	1,057,070	58,963,365	0.8%
#GATX Corp.	1,410,217	46,029,483	0.6%

18

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
*Oshkosh Corp.	1,302,379	$50,297,877	0.7%
#Trinity Industries, Inc.	1,822,282	45,356,599	0.6%
#*USG Corp.	1,858,713	43,865,627	0.6%
Watts Water Technologies, Inc.	882,816	31,322,312	0.4%
Other Securities		952,705,887	12.9%

Total Industrials		1,377,149,996	18.7%

Information Technology — (12.1%)
*Benchmark Electronics, Inc.	2,841,081	61,480,993	0.8%
#*Coherent, Inc.	952,417	35,782,307	0.5%
*MKS Instruments, Inc.	1,906,092	43,230,167	0.6%
#*Skyworks Solutions, Inc.	1,992,919	33,560,756	0.4%
*Tech Data Corp.	883,836	37,916,564	0.5%
*Vishay Intertechnology, Inc.	3,264,631	33,984,809	0.5%
Other Securities		796,081,163	10.8%

Total Information Technology		1,042,036,759	14.1%

Materials — (6.1%)
*Louisiana-Pacific Corp.	3,127,269	36,776,683	0.5%
#*OM Group, Inc.	861,587	32,524,909	0.4%
*PolyOne Corp.	3,134,189	35,447,678	0.5%
Westlake Chemical Corp.	1,707,624	47,950,082	0.7%
Other Securities		369,006,552	5.0%

Total Materials		521,705,904	7.1%

Other — (0.0%)
Other Securities		14,709	0.0%

Telecommunication Services — (0.1%)
Other Securities		12,098,697	0.2%

Utilities — (0.0%)
Other Securities		2,682,338	0.0%

TOTAL COMMON STOCKS		7,370,214,245	99.9%

RIGHTS/WARRANTS — (0.0%)
Other Securities		97,059	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $8,520,000 FHLMC 4.00%, 12/15/38, valued at $8,871,450) to be repurchased at $8,737,138	$8,737	8,737,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.2%)
§@DFA Short Term Investment Fund	1,161,476,248	1,161,476,248	15.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $70,599,223 FNMA 2.907%(r), 05/01/36 & 5.194%(r) 10/01/38, valued at $39,789,516) to be repurchased at $38,631,169	$38,631	38,630,598	0.5%

19

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $28,125,000 FNMA 5.000%, 12/01/39 & 5.500%, 07/01/35, valued at $25,622,079) to be repurchased at $24,874,931	$24,875	$24,874,516	0.3%

TOTAL SECURITIES LENDING COLLATERAL		1,224,981,362	16.6%

TOTAL INVESTMENTS — (100.0%) (Cost $7,681,658,373)		$8,604,029,666	116.6%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,466,436,881	$350,064	—	$1,466,786,945
Consumer Staples	193,979,966	—	—	193,979,966
Energy	650,496,804	—	—	650,496,804
Financials	1,701,722,174	140,601	—	1,701,862,775
Health Care	400,738,705	660,647	—	401,399,352
Industrials	1,377,149,996	—	—	1,377,149,996
Information Technology	1,041,832,120	204,639	—	1,042,036,759
Materials	521,705,904	—	—	521,705,904
Other	—	14,709	—	14,709
Telecommunication Services	12,098,697	—	—	12,098,697
Utilities	2,682,338	—	—	2,682,338
Rights/Warrants	34,208	62,851	—	97,059
Temporary Cash Investments	—	8,737,000	—	8,737,000
Securities Lending Collateral	—	1,224,981,362	—	1,224,981,362

TOTAL	$7,368,877,793	$1,235,151,873	—	$8,604,029,666

See accompanying Notes to Financial Statements.

20

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
Consumer Discretionary — (12.0%)
#*Amazon.com, Inc.	54,480	$7,467,029	0.3%
Comcast Corp. Class A	354,209	6,992,086	0.3%
*DIRECTV Class A	212,022	7,681,557	0.3%
Home Depot, Inc.	205,825	7,255,331	0.3%
McDonald’s Corp.	129,657	9,152,488	0.3%
Time Warner, Inc.	196,723	6,507,597	0.2%
Walt Disney Co. (The)	331,641	12,217,654	0.5%
Other Securities		310,429,958	11.8%

Total Consumer Discretionary		367,703,700	14.0%

Consumer Staples — (6.7%)
Coca-Cola Co. (The)	276,700	14,789,615	0.5%
CVS Caremark Corp.	263,150	9,718,130	0.4%
Kraft Foods, Inc.	255,784	7,571,206	0.3%
PepsiCo, Inc.	204,747	13,353,599	0.5%
Philip Morris International, Inc.	227,096	11,145,872	0.4%
Procter & Gamble Co.	344,026	21,384,656	0.8%
Wal-Mart Stores, Inc.	432,810	23,220,256	0.9%
Other Securities		104,762,140	4.0%

Total Consumer Staples		205,945,474	7.8%

Energy — (8.0%)
Chevron Corp.	343,420	27,968,125	1.1%
ConocoPhillips	254,226	15,047,637	0.6%
Exxon Mobil Corp.	469,066	31,826,128	1.2%
Occidental Petroleum Corp.	76,653	6,796,055	0.2%
Schlumberger, Ltd.	144,689	10,333,688	0.4%
Other Securities		153,066,956	5.8%

Total Energy		245,038,589	9.3%

Financials — (14.2%)
American Express Co.	145,973	6,732,275	0.3%
Bank of America Corp.	1,715,765	30,592,090	1.2%
Bank of New York Mellon Corp. (The)	206,666	6,433,513	0.2%
*Citigroup, Inc.	1,506,027	6,581,338	0.2%
Goldman Sachs Group, Inc. (The)	86,215	12,518,418	0.5%
JPMorgan Chase & Co.	673,089	28,660,130	1.1%
MetLife, Inc.	138,105	6,294,826	0.2%
Morgan Stanley	236,957	7,160,841	0.3%
U.S. Bancorp	238,444	6,383,146	0.2%
Wells Fargo & Co.	766,713	25,385,867	1.0%
Other Securities		298,656,707	11.3%

Total Financials		435,399,151	16.5%

Health Care — (9.3%)
Abbott Laboratories	188,919	9,665,096	0.4%
*Amgen, Inc.	127,585	7,318,276	0.3%
Johnson & Johnson	326,256	20,978,261	0.8%
*Merck & Co., Inc.	393,019	13,771,386	0.5%
*Pfizer, Inc.	1,235,434	20,656,456	0.8%
Other Securities		213,251,422	8.1%

Total Health Care		285,640,897	10.9%

Industrials — (10.9%)
3M Co.	83,434	7,398,093	0.3%
#Boeing Co. (The)	92,878	6,727,154	0.3%

21

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
General Electric Co.	1,769,875	$33,379,842	1.3%
Union Pacific Corp.	84,254	6,374,658	0.2%
United Technologies Corp.	108,520	8,133,574	0.3%
Other Securities		272,078,932	10.3%

Total Industrials		334,092,253	12.7%

Information Technology — (14.1%)
*Apple, Inc.	110,602	28,880,394	1.1%
*Cisco Sytems, Inc.	713,334	19,202,951	0.7%
*Google, Inc.	29,847	15,682,808	0.6%
Hewlett-Packard Co.	285,439	14,834,265	0.6%
Intel Corp.	671,946	15,340,527	0.6%
International Business Machines Corp.	142,211	18,345,219	0.7%
Microsoft Corp.	1,056,293	32,259,188	1.2%
Oracle Corp.	589,802	15,240,484	0.6%
QUALCOMM, Inc.	204,477	7,921,439	0.3%
Other Securities		267,554,577	10.1%

Total Information Technology		435,261,852	16.5%

Materials — (4.2%)
Other Securities		129,408,323	4.9%

Other — (0.0%)
Other Securities		—	0.0%

Telecommunication Services — (2.0%)
AT&T, Inc.	1,000,627	26,076,340	1.0%
Verizon Communications, Inc.	484,983	14,011,159	0.5%
Other Securities		22,793,106	0.9%

Total Telecommunication Services		62,880,605	2.4%

Utilities — (2.9%)
Other Securities		90,238,761	3.4%

TOTAL COMMON STOCKS		2,591,609,605	98.4%

RIGHTS/WARRANTS — (0.0%)
Other Securities		3,596	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19% 05/03/10 (Collateralized by $12,030,000 FNMA 6.00%, 10/01/38, valued at $8,201,241) to be repurchased at $8,077,128	$8,077	8,077,000	0.3%

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (15.4%)
§@DFA Short Term Investment Fund	449,186,253	449,186,253	17.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 05/03/10 (Collateralized by $15,103,376 FHLMC 5.934%(r), 01/01/38 & FNMA 2.784%(r), 12/01/34, valued at $15,388,092)to be repurchased at $14,940,144	$14,940	14,939,895	0.6%

22

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $21,075,000 FNMA 5.000%, 04/01/23 & 7.000%, 11/01/37, valued at $9,948,676) to be repurchased at $9,658,358	$9,658	$9,658,197	0.4%

TOTAL SECURITIES LENDING COLLATERAL		473,784,345	18.0%

TOTAL INVESTMENTS — (100.0%)
(Cost $2,891,597,693)		$3,073,474,546	116.7%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$367,699,700	$4,000	—	$367,703,700
Consumer Staples	205,945,474	—	—	205,945,474
Energy	245,038,589	—	—	245,038,589
Financials	435,395,928	3,223	—	435,399,151
Health Care	285,617,033	23,864	—	285,640,897
Industrials	334,092,253	—	—	334,092,253
Information Technology	435,261,073	779	—	435,261,852
Materials	129,408,323	—	—	129,408,323
Other	—	—	—	—
Telecommunication Services	62,880,605	—	—	62,880,605
Utilities	90,238,761	—	—	90,238,761
Rights/Warrants	1,379	2,217	—	3,596
Temporary Cash Investments	—	8,077,000	—	8,077,000
Securities Lending Collateral	—	473,784,345	—	473,784,345

TOTAL	$2,591,579,118	$481,895,428	—	$3,073,474,546

See accompanying Notes to Financial Statements.

23

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.5%)
Consumer Discretionary — (13.7%)
Carnival Corp.	264,200	$11,017,140	0.2%
Comcast Corp. Class A	904,003	17,845,019	0.4%
*DIRECTV Class A	358,389	12,984,433	0.3%
Lowe’s Cos., Inc.	589,812	15,995,701	0.3%
News Corp. Class A	776,144	11,968,140	0.3%
#*Sears Holdings Corp.	103,265	12,489,902	0.3%
Time Warner, Inc.	505,637	16,726,472	0.3%
Walt Disney Co. (The)	780,070	28,737,779	0.6%
Other Securities		629,530,153	13.1%

Total Consumer Discretionary		757,294,739	15.8%

Consumer Staples — (5.5%)
CVS Caremark Corp.	598,385	22,098,358	0.5%
Kraft Foods, Inc.	623,555	18,457,228	0.4%
PepsiCo, Inc.	187,890	12,254,186	0.2%
Procter & Gamble Co.	526,472	32,725,500	0.7%
Wal-Mart Stores, Inc.	406,631	21,815,753	0.4%
Other Securities		199,359,126	4.2%

Total Consumer Staples		306,710,151	6.4%

Energy — (8.5%)
Anadarko Petroleum Corp.	217,215	13,502,084	0.3%
Apache Corp.	143,863	14,639,499	0.3%
Chevron Corp.	675,361	55,001,400	1.2%
ConocoPhillips	621,821	36,805,585	0.8%
Devon Energy Corp.	160,926	10,835,148	0.2%
EOG Resources, Inc.	99,631	11,170,628	0.2%
Exxon Mobil Corp.	448,624	30,439,138	0.6%
Occidental Petroleum Corp.	168,102	14,903,923	0.3%
XTO Energy, Inc.	240,650	11,435,688	0.2%
Other Securities		270,511,048	5.7%

Total Energy		469,244,141	9.8%

Financials — (17.2%)
Bank of America Corp.	3,505,508	62,503,208	1.3%
#Bank of New York Mellon Corp. (The)	485,231	15,105,241	0.3%
Goldman Sachs Group, Inc. (The)	200,183	29,066,572	0.6%
JPMorgan Chase & Co.	1,758,487	74,876,376	1.6%
MetLife, Inc.	335,580	15,295,736	0.3%
Morgan Stanley	560,059	16,924,983	0.3%
PNC Financial Services Group, Inc.	186,032	12,503,211	0.3%
Prudential Financial, Inc.	187,742	11,932,882	0.2%
Travelers Cos., Inc. (The)	240,418	12,198,809	0.3%
Wells Fargo & Co.	1,960,826	64,922,949	1.4%
Other Securities		633,706,059	13.2%

Total Financials		949,036,026	19.8%

Health Care — (8.5%)
Johnson & Johnson	311,240	20,012,732	0.4%
*Pfizer, Inc.	2,232,446	37,326,497	0.8%
*UnitedHealth Group, Inc.	491,713	14,903,821	0.3%
*WellPoint, Inc.	211,328	11,369,446	0.2%
Other Securities		383,830,565	8.0%

Total Health Care		467,443,061	9.7%

24

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.0%)
FedEx Corp.	133,279	$11,996,443	0.3%
General Electric Co.	4,131,492	77,919,939	1.6%
Union Pacific Corp.	214,975	16,265,008	0.3%
Other Securities		557,123,524	11.6%

Total Industrials		663,304,914	13.8%

Information Technology — (12.0%)
*Apple, Inc.	72,936	19,045,048	0.4%
*Cisco Sytems, Inc.	628,869	16,929,153	0.4%
*Google, Inc.	21,286	11,184,516	0.2%
Hewlett-Packard Co.	421,467	21,903,640	0.5%
Intel Corp.	623,464	14,233,683	0.3%
International Business Machines Corp.	91,559	11,811,111	0.2%
Microsoft Corp.	730,054	22,295,849	0.5%
Oracle Corp.	435,610	11,256,162	0.2%
Other Securities		534,096,836	11.1%

Total Information Technology		662,755,998	13.8%

Materials — (4.6%)
Dow Chemical Co. (The)	485,224	14,959,456	0.3%
Other Securities		241,700,768	5.1%

Total Materials		256,660,224	5.4%

Other — (0.0%)
Other Securities		63	0.0%

Telecommunication Services — (2.5%)
AT&T, Inc.	2,275,649	59,303,413	1.2%
Verizon Communications, Inc.	1,203,470	34,768,248	0.7%
Other Securities		41,856,375	0.9%

Total Telecommunication Services		135,928,036	2.8%

Utilities — (2.0%)
Other Securities		113,238,417	2.4%

TOTAL COMMON STOCKS		4,781,615,770	99.7%

RIGHTS/WARRANTS — (0.0%)
Other Securities		7,948	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19% 05/03/10 (Collateralized by $9,630,000 FHLMC 5.00%, 10/15/24, valued at $10,340,213) to be repurchased at $10,187,161	$10,187	10,187,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.3%)
§@DFA Short Term Investment Fund	696,221,220	696,221,220	14.5%

25

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%, 05/03/10 (Collateralized by $32,098,097 FNMA 6.122%(r), 08/01/37 & 3.607%(r), 02/01/40, valued at $23,850,945) to be repurchased at $23,156,585	$23,156	$23,156,257	0.5%
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $32,115,000 FNMA, rates ranging from 4.000% to 6.000%, maturities ranging from 04/01/33 to 01/01/39, valued at $15,515,279) to be repurchased at $15,062,604	15,062	15,062,353	0.3%

TOTAL SECURITIES LENDING COLLATERAL		734,439,830	15.3%

TOTAL INVESTMENTS — (100.0%) (Cost $5,342,736,743)		$5,526,250,548	115.2%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$757,285,571	$9,168	—	$757,294,739
Consumer Staples	306,710,151	—	—	306,710,151
Energy	469,244,141	—	—	469,244,141
Financials	949,020,994	15,032	—	949,036,026
Health Care	467,378,741	64,320	—	467,443,061
Industrials	663,304,914	—	—	663,304,914
Information Technology	662,754,400	1,598	—	662,755,998
Materials	256,660,224	—	—	256,660,224
Other	—	63	—	63
Telecommunication Services	135,928,036	—	—	135,928,036
Utilities	113,238,417	—	—	113,238,417
Rights/Warrants	1,604	6,344	—	7,948
Temporary Cash Investments	—	10,187,000	—	10,187,000
Securities Lending Collateral	—	734,439,830	—	734,439,830

TOTAL	$4,781,527,193	$744,723,355	—	$5,526,250,548

See accompanying Notes to Financial Statements.

26

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.1%)
Consumer Discretionary — (14.4%)
Carnival Corp.	88,808	$3,703,294	0.2%
Comcast Corp. Class A	298,194	5,886,350	0.4%
*Liberty Media Corp. Capital Series A	92,738	4,105,511	0.3%
*Liberty Media Corp. Interactive Class A	261,629	4,021,238	0.3%
#*Royal Caribbean Cruises, Ltd.	96,362	3,453,614	0.2%
#*Sears Holdings Corp.	39,760	4,808,972	0.3%
Time Warner Cable, Inc.	58,725	3,303,281	0.2%
Time Warner, Inc.	198,927	6,580,505	0.4%
Walt Disney Co. (The)	116,753	4,301,181	0.3%
#Wyndham Worldwide Corp.	139,138	3,730,290	0.2%
Other Securities		225,060,038	14.5%

Total Consumer Discretionary		268,954,274	17.3%

Consumer Staples — (4.0%)
CVS Caremark Corp.	99,513	3,675,015	0.3%
J.M. Smucker Co.	57,294	3,498,945	0.2%
Kraft Foods, Inc.	120,422	3,564,491	0.3%
Procter & Gamble Co.	82,070	5,101,471	0.3%
Other Securities		57,807,428	3.7%

Total Consumer Staples		73,647,350	4.8%

Energy — (7.9%)
Anadarko Petroleum Corp.	62,467	3,882,949	0.3%
Chevron Corp.	81,807	6,662,362	0.4%
ConocoPhillips	197,546	11,692,748	0.8%
Exxon Mobil Corp.	85,572	5,806,060	0.4%
#Pioneer Natural Resources Co.	54,700	3,507,911	0.2%
XTO Energy, Inc.	69,919	3,322,551	0.2%
Other Securities		111,927,756	7.2%

Total Energy		146,802,337	9.5%

Financials — (20.1%)
American Financial Group, Inc.	129,237	3,803,445	0.2%
Ameriprise Financial, Inc.	71,956	3,335,880	0.2%
Bank of America Corp.	677,111	12,072,889	0.8%
#*CNA Financial Corp.	129,608	3,644,577	0.2%
Comerica, Inc.	81,229	3,411,618	0.2%
Discover Financial Services	249,169	3,852,153	0.3%
*Genworth Financial, Inc.	227,807	3,763,372	0.2%
Goldman Sachs Group, Inc. (The)	27,218	3,952,054	0.3%
JPMorgan Chase & Co.	539,281	22,962,585	1.5%
KeyCorp	396,640	3,577,693	0.2%
Lincoln National Corp.	134,039	4,100,253	0.3%
#M&T Bank Corp.	50,301	4,393,792	0.3%
MetLife, Inc.	99,035	4,514,015	0.3%
Morgan Stanley	142,315	4,300,759	0.3%
Prudential Financial, Inc.	55,556	3,531,139	0.2%
Regions Financial Corp.	512,822	4,533,346	0.3%
Travelers Cos., Inc. (The)	73,100	3,709,094	0.2%
Unum Group	203,475	4,979,033	0.3%
Wells Fargo & Co.	215,157	7,123,848	0.5%
Other Securities		268,783,164	17.3%

Total Financials		374,344,709	24.1%

Health Care — (7.1%)
*Pfizer, Inc.	326,770	5,463,594	0.4%

27

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (Continued)
*WellPoint, Inc.	62,400	$3,357,120	0.2%
Other Securities		123,055,418	7.9%

Total Health Care		131,876,132	8.5%

Industrials — (11.2%)
General Electric Co.	371,684	7,009,960	0.5%
*Owens Corning	107,808	3,749,562	0.2%
Other Securities		198,186,535	12.8%

Total Industrials		208,946,057	13.5%

Information Technology — (11.0%)
*Sandisk Corp.	90,011	3,590,539	0.2%
Tellabs, Inc.	426,210	3,869,987	0.3%
Other Securities		196,907,462	12.7%

Total Information Technology		204,367,988	13.2%

Materials — (4.7%)
Ashland, Inc.	54,786	3,263,054	0.2%
International Paper Co.	127,026	3,396,675	0.2%
MeadWestavco Corp.	151,161	4,107,044	0.3%
Other Securities		76,628,722	4.9%

Total Materials		87,395,495	5.6%

Other — (0.0%)
Other Securities		6	0.0%

Telecommunication Services — (1.6%)
AT&T, Inc.	497,177	12,956,433	0.8%
Verizon Communications, Inc.	187,987	5,430,944	0.4%
Other Securities		12,221,087	0.8%

Total Telecommunication Services		30,608,464	2.0%

Utilities — (1.1%)
Other Securities		20,527,827	1.3%

TOTAL COMMON STOCKS		1,547,470,639	99.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		6,085	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.9%)
§@DFA Short Term Investment Fund	299,304,904	299,304,904	19.3%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $9,879,544 FHLMC 3.853%(r), 03/01/40, valued at $10,263,554) to be repurchased at $9,964,762	$9,965	9,964,615	0.6%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $10,161,731 FNMA 6.000%, 12/01/36 & 01/01/48, valued at $6,663,834) to be repurchased at $6,469,392	6,469	6,469,284	0.4%

TOTAL SECURITIES LENDING COLLATERAL		315,738,803	20.3%

TOTAL INVESTMENTS — (100.0%) (Cost $1,781,263,090)		$1,863,215,527	120.1%

28

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$268,944,274	$10,000	—	$268,954,274
Consumer Staples	73,647,350	—	—	73,647,350
Energy	146,802,337	—	—	146,802,337
Financials	374,330,447	14,262	—	374,344,709
Health Care	131,854,521	21,611	—	131,876,132
Industrials	208,946,057	—	—	208,946,057
Information Technology	204,366,813	1,175	—	204,367,988
Materials	87,395,495	—	—	87,395,495
Other	—	6	—	6
Telecommunication Services	30,608,464	—	—	30,608,464
Utilities	20,527,827	—	—	20,527,827
Rights/Warrants	403	5,682	—	6,085
Securities Lending Collateral	—	315,738,803	—	315,738,803

TOTAL	$1,547,423,988	$315,791,539	—	$1,863,215,527

See accompanying Notes to Financial Statements.

29

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (81.7%)
Consumer Discretionary — (15.5%)
Cooper Tire & Rubber Co.	234,201	$4,969,745	0.1%
#*Deckers Outdoor Corp.	35,900	5,046,822	0.2%
Dillard’s, Inc.	167,616	4,706,657	0.1%
*Liberty Media Corp. Capital Series A	304,050	13,460,294	0.4%
*Pier 1 Imports, Inc.	682,993	5,655,182	0.2%
#Polaris Industries, Inc.	124,600	7,372,582	0.2%
*Radio One, Inc.	1,068,442	5,384,948	0.2%
#Sotheby’s Class A	157,872	5,272,925	0.2%
*Tempur-Pedic International, Inc.	161,981	5,458,760	0.2%
*WABCO Holdings, Inc.	140,934	4,677,599	0.1%
Other Securities		564,907,148	16.9%

Total Consumer Discretionary		626,912,662	18.8%

Consumer Staples — (2.7%)
Casey’s General Stores, Inc.	137,677	5,318,463	0.2%
Lancaster Colony Corp.	86,132	4,734,676	0.1%
Nu Skin Enterprises, Inc. Class A	180,500	5,425,830	0.2%
Other Securities		93,665,109	2.8%

Total Consumer Staples		109,144,078	3.3%

Energy — (4.5%)
*Brigham Exploration Co.	247,502	4,828,764	0.1%
#CARBO Ceramics, Inc.	66,655	4,882,479	0.2%
*Mariner Energy, Inc.	254,423	6,075,621	0.2%
Other Securities		167,858,533	5.0%

Total Energy		183,645,397	5.5%

Financials — (11.1%)
Protective Life Corp.	196,288	4,724,652	0.2%
#Westamerica Bancorporation	79,557	4,675,565	0.1%
Other Securities		440,536,902	13.2%

Total Financials		449,937,119	13.5%

Health Care — (10.8%)
#*AMERIGROUP Corp.	133,000	4,819,920	0.1%
*Catalyst Health Solutions, Inc.	114,340	4,837,725	0.2%
*ev3, Inc.	257,788	4,931,484	0.2%
*InterMune, Inc.	112,673	4,795,363	0.1%
Quality Systems, Inc.	72,918	4,667,481	0.1%
*Salix Pharmaceuticals, Ltd.	127,741	5,135,188	0.2%
#*Thoratec Corp.	130,751	5,830,187	0.2%
Other Securities		404,337,029	12.1%

Total Health Care		439,354,377	13.2%

Industrials — (14.2%)
#Acuity Brands, Inc.	103,448	4,676,884	0.1%
*BE Aerospace, Inc.	178,130	5,292,242	0.2%
*EMCOR Group, Inc.	176,300	5,035,128	0.2%
Graco, Inc.	134,522	4,665,223	0.1%
*Graftech International, Ltd.	276,900	4,668,534	0.1%
#Knight Transportation, Inc.	227,179	4,836,641	0.2%
#Trinity Industries, Inc.	187,600	4,669,364	0.1%
#*UAL Corp.	273,284	5,897,469	0.2%
*United Stationers, Inc.	76,209	4,665,515	0.1%
#*USG Corp.	225,188	5,314,437	0.2%
*Wabash National Corp.	490,296	4,765,677	0.1%

30

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
Other Securities		$520,530,748	15.6%

Total Industrials		575,017,862	17.2%

Information Technology — (16.0%)
#Adtran, Inc.	210,232	5,627,911	0.2%
#*Atheros Communications, Inc.	149,872	5,821,028	0.2%
#*CyberSource Corp.	188,388	4,837,804	0.1%
*JDS Uniphase Corp.	448,452	5,825,391	0.2%
#*Loral Space & Communications, Inc.	128,378	5,527,957	0.2%
Plantronics, Inc.	144,900	4,810,680	0.1%
*Quest Software, Inc.	296,730	5,201,677	0.1%
*RF Micro Devices, Inc.	1,055,523	5,932,039	0.2%
*TIBCO Software, Inc.	474,473	5,408,992	0.2%
Other Securities		598,023,824	17.9%

Total Information Technology		647,017,303	19.4%

Materials — (4.3%)
Cabot Corp.	150,335	4,891,901	0.2%
#*Domtar Corp.	66,476	4,709,160	0.1%
NewMarket Corp.	43,500	4,785,000	0.1%
*Rockwood Holdings, Inc.	162,997	4,880,130	0.1%
*Solutia, Inc.	279,292	4,915,539	0.2%
Other Securities		151,243,544	4.5%

Total Materials		175,425,274	5.2%

Other — (0.0%)
Other Securities		1,790	0.0%

Telecommunication Services — (0.8%)
Other Securities		30,446,857	0.9%

Utilities — (1.8%)
Other Securities		72,252,634	2.2%

TOTAL COMMON STOCKS		3,309,155,353	99.2%

EXCHANGE-TRADED FUND — (0.1%)
UNITED STATES — (0.1%)
Other Securities	33,300	2,383,614	0.1%

RIGHTS/WARRANTS — (0.0%)
Other Securities		77,831	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $62,710,000 FNMA 3.52%, 03/01/40, valued at $63,385,285) to be repurchased at $62,446,989	$62,446	62,446,000	1.9%

31

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (16.7%)
§@DFA Short Term Investment Fund	641,398,773	$641,398,773	19.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $48,006,485 FHLMC 5.765%(r), 11/01/36 & FNMA 3.607%(r), 02/01/40, valued at $21,972,852) to be repurchased at $21,333,182	$21,333	21,332,866	0.7%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $16,120,000 FNMA 4.000%, 01/01/39, valued at $14,190,869) to be repurchased at $13,776,708	13,776	13,776,478	0.4%

TOTAL SECURITIES LENDING COLLATERAL		676,508,117	20.3%

TOTAL INVESTMENTS — (100.0%) (Cost $3,412,523,196)		$4,050,570,915	121.5%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$626,818,649	$94,013	—	$626,912,662
Consumer Staples	109,144,078	—	—	109,144,078
Energy	183,645,397	—	—	183,645,397
Financials	449,809,608	127,511	—	449,937,119
Health Care	439,222,896	131,481	—	439,354,377
Industrials	575,017,862	—	—	575,017,862
Information Technology	646,995,468	21,835	—	647,017,303
Materials	175,425,274	—	—	175,425,274
Other	—	1,790	—	1,790
Telecommunication Services	30,446,857	—	—	30,446,857
Utilities	72,252,634	—	—	72,252,634
Exchange-Traded Fund	2,383,614	—	—	2,383,614
Rights/Warrants	12,852	64,979	—	77,831
Temporary Cash Investments	—	62,446,000	—	62,446,000
Securities Lending Collateral	—	676,508,117	—	676,508,117

TOTAL	$3,311,175,189	$739,395,726	—	$4,050,570,915

See accompanying Notes to Financial Statements.

32

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.3%)
Consumer Discretionary — (16.2%)
#*ArvinMeritor, Inc.	671,630	$10,289,372	0.3%
Belo Corp.	802,235	6,955,377	0.2%
#Brunswick Corp.	420,780	8,794,302	0.2%
#Dillard’s, Inc.	363,584	10,209,439	0.3%
*Jo-Ann Stores, Inc.	231,900	10,231,428	0.3%
#*Jos. A. Bank Clothiers, Inc.	176,578	10,746,537	0.3%
Monro Muffler Brake, Inc.	187,706	6,731,137	0.2%
*Pinnacle Entertainment, Inc.	540,950	7,319,054	0.2%
*Steven Madden, Ltd.	180,802	10,479,284	0.3%
Systemax, Inc.	342,869	7,964,847	0.2%
#*True Religion Apparel, Inc.	215,705	6,740,781	0.2%
*Valassis Communications, Inc.	395,647	12,933,700	0.4%
Other Securities		553,573,667	15.7%

Total Consumer Discretionary		662,968,925	18.8%

Consumer Staples — (3.9%)
#Cal-Maine Foods, Inc.	207,719	6,933,660	0.2%
J & J Snack Foods Corp.	181,697	8,465,263	0.2%
PriceSmart, Inc.	296,600	7,379,408	0.2%
Other Securities		137,181,451	3.9%

Total Consumer Staples		159,959,782	4.5%

Energy — (3.4%)
*Brigham Exploration Co.	345,770	6,745,973	0.2%
*Rosetta Resources, Inc.	465,856	11,599,814	0.3%
Other Securities		121,544,201	3.5%

Total Energy		139,889,988	4.0%

Financials — (12.1%)
#FBL Financial Group, Inc. Class A	293,211	7,576,572	0.2%
First Financial Bancorp	373,026	7,128,527	0.2%
Horace Mann Educators Corp.	431,532	7,426,666	0.2%
Infinity Property & Casualty Corp.	144,873	6,682,991	0.2%
#*Portfolio Recovery Associates, Inc.	132,892	8,833,331	0.3%
Other Securities		454,973,313	12.9%

Total Financials		492,621,400	14.0%

Health Care — (12.5%)
*Human Genome Sciences, Inc.	244,427	6,768,184	0.2%
#*Incyte Corp.	685,953	9,205,489	0.2%
#*InterMune, Inc.	307,087	13,069,623	0.4%
#Invacare Corp.	251,311	6,642,150	0.2%
*Odyssey Healthcare, Inc.	322,388	6,715,342	0.2%
*Par Pharmaceutical Cos., Inc.	271,575	7,370,546	0.2%
Other Securities		462,022,920	13.1%

Total Health Care		511,794,254	14.5%

Industrials — (14.4%)
American Science & Engineering, Inc.	88,885	6,679,708	0.2%
*Dollar Thrifty Automotive Group, Inc.	196,339	8,636,953	0.2%
*Griffon Corp.	482,883	6,808,650	0.2%
#Healthcare Services Group, Inc.	345,408	7,422,818	0.2%
Other Securities		557,639,148	15.8%

Total Industrials		587,187,277	16.6%

33

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (17.6%)
*Applied Micro Circuits Corp.	660,413	$7,449,459	0.2%
*Cabot Microelectronics Corp.	234,301	8,987,786	0.3%
*Cirrus Logic, Inc.	659,171	8,378,063	0.2%
*Forrester Research, Inc.	224,649	7,213,479	0.2%
#*IPG Photonics Corp.	458,850	8,034,464	0.2%
*JDA Software Group, Inc.	289,086	8,354,585	0.2%
*L-1 Identity Solutions, Inc.	788,924	6,839,971	0.2%
*Littlefuse, Inc.	204,498	8,635,951	0.3%
#*Loral Space & Communications, Inc.	173,428	7,467,810	0.2%
#*Manhattan Associates, Inc.	243,170	6,969,252	0.2%
Maximus, Inc.	144,349	8,936,647	0.3%
*Monolithic Power Systems, Inc.	283,490	6,988,028	0.2%
#*ScanSource, Inc.	237,698	6,622,266	0.2%
#*Ultimate Software Group, Inc.	243,491	8,144,774	0.2%
Other Securities		609,922,825	17.3%

Total Information Technology		718,945,360	20.4%

Materials — (3.8%)
#AMCOL International Corp.	271,602	7,805,841	0.2%
Arch Chemicals, Inc.	221,263	7,525,155	0.2%
#*Louisiana-Pacific Corp.	634,145	7,457,545	0.2%
Other Securities		130,530,274	3.7%

Total Materials		153,318,815	4.3%

Other — (0.0%)
Other Securities		10,290	0.0%

Telecommunication Services — (1.0%)
Other Securities		40,328,263	1.1%

Utilities — (1.4%)
#MGE Energy, Inc.	197,335	7,254,035	0.2%
Other Securities		48,321,048	1.4%

Total Utilities		55,575,083	1.6%

TOTAL COMMON STOCKS		3,522,599,437	99.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		62,051	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $5,030,000 FHLMC 4.00%, 12/15/38, valued at $5,237,488) to be repurchased at $5,159,082	$5,159	5,159,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.6%)
§@DFA Short Term Investment Fund	524,081,091	524,081,091	14.9%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $21,035,658 FHLMC 5.997%(r), 12/01/36 & U.S. Treasury Note 3.875%, 5/15/10, valued at $17,823,421) to be repurchased at $17,431,149	$17,431	17,430,891	0.5%

34

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $17,689,783 FNMA 6.000%, 04/01/36 & 4.000%, 01/01/39, valued at $11,605,430) to be repurchased at $11,267,257	$11,267	$11,267,069	0.3%

TOTAL SECURITIES LENDING COLLATERAL		552,779,051	15.7%

TOTAL INVESTMENTS — (100.0%) (Cost $3,559,541,460)		$4,080,599,539	115.6%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$662,707,949	$260,976	—	$662,968,925
Consumer Staples	159,959,782	—	—	159,959,782
Energy	139,889,988	—	—	139,889,988
Financials	492,440,328	181,072	—	492,621,400
Health Care	511,593,181	201,073	—	511,794,254
Industrials	587,187,277	—	—	587,187,277
Information Technology	718,945,360	—	—	718,945,360
Materials	153,318,815	—	—	153,318,815
Other	—	10,290	—	10,290
Telecommunication Services	40,328,263	—	—	40,328,263
Utilities	55,575,083	—	—	55,575,083
Rights/Warrants	9,603	52,448	—	62,051
Temporary Cash Investments	—	5,159,000	—	5,159,000
Securities Lending Collateral	—	552,779,051	—	552,779,051

TOTAL	$3,521,955,629	$558,643,910	—	$4,080,599,539

See accompanying Notes to Financial Statements.

35

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (71.9%)
Health Care — (0.0%)
Other Securities		$111,136	0.0%

Real Estate Investment Trusts — (71.9%)
#*Alexander’s, Inc.	54,882	17,442,597	0.7%
#Alexandria Real Estate Equities, Inc.	428,492	30,341,519	1.2%
#AMB Property Corp.	1,426,481	39,741,761	1.5%
#Apartment Investment & Management Co. Class A	1,133,280	25,396,805	1.0%
#AvalonBay Communities, Inc.	788,909	82,078,092	3.1%
BioMed Realty Trust, Inc.	961,082	17,789,628	0.7%
#Boston Properties, Inc.	1,344,500	106,027,270	4.0%
#BRE Properties, Inc. Class A	533,915	22,296,290	0.8%
#Camden Property Trust	625,703	30,302,796	1.1%
#CBL & Associates Properties, Inc.	1,337,556	19,528,318	0.7%
#Corporate Office Properties Trust	569,300	23,028,185	0.9%
#Developers Diversified Realty Corp.	1,889,135	23,217,469	0.9%
#Digital Realty Trust, Inc.	746,018	43,791,257	1.7%
#Douglas Emmett, Inc.	1,179,638	19,747,140	0.8%
#Duke Realty Corp.	2,175,215	29,430,659	1.1%
#Entertainment Properties Trust	398,314	17,414,288	0.7%
Equity Lifestyle Properties, Inc.	296,304	16,447,835	0.6%
#Equity One, Inc.	843,219	16,366,881	0.6%
#Equity Residential	2,692,406	121,885,220	4.6%
#Essex Property Trust, Inc.	283,871	30,039,229	1.1%
#Federal Realty Investment Trust	597,315	46,226,208	1.8%
#HCP, Inc.	2,865,022	92,024,507	3.5%
#Health Care REIT, Inc.	1,199,373	53,887,829	2.0%
#Highwood Properties, Inc.	695,760	22,243,447	0.8%
#Home Properties, Inc.	336,980	16,744,536	0.6%
Hospitality Properties Trust	1,202,927	31,865,536	1.2%
#Host Marriott Corp.	6,147,086	99,951,618	3.8%
#HRPT Properties Trust	2,182,608	17,111,647	0.7%
#Kimco Realty Corp.	3,947,170	61,536,380	2.3%
Lasalle Hotel Properties	620,585	16,352,415	0.6%
#Liberty Property Trust	1,099,467	37,172,979	1.4%
#Macerich Co. (The)	909,383	40,658,514	1.5%
Mack-Cali Realty Corp.	772,125	26,530,215	1.0%
#National Retail Properties, Inc.	808,949	19,034,570	0.7%
#Nationwide Health Properties, Inc.	1,102,624	38,613,892	1.5%
#Omega Healthcare Investors, Inc.	829,835	16,613,297	0.6%
#ProLogis	4,471,399	58,888,325	2.2%
#Public Storage	1,652,966	160,188,935	6.1%
#Realty Income Corp.	1,017,912	33,377,334	1.3%
#Regency Centers Corp.	813,087	33,377,221	1.3%
#Senior Housing Properties Trust	1,241,932	27,918,631	1.1%
#Simon Property Group, Inc.	2,764,522	246,097,748	9.3%
#SL Green Realty Corp.	758,783	47,173,539	1.8%
#Tanger Factory Outlet Centers, Inc.	392,198	16,315,437	0.6%
#Taubman Centers, Inc.	521,447	22,615,156	0.9%
#UDR, Inc.	1,491,932	30,301,139	1.1%
#Ventas, Inc.	1,520,028	71,790,922	2.7%
#Vornado Realty Trust	1,757,740	146,542,784	5.6%
#Washington REIT	584,672	18,387,934	0.7%
#Weingarten Realty Investors	1,164,991	26,934,592	1.0%
Other Securities		325,766,796	12.3%

Total Real Estate Investment Trusts		2,634,557,322	99.8%

TOTAL COMMON STOCKS		2,634,668,458	99.8%

36

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $3,370,000 FNMA 1.213%(v), 11/25/39, valued at $2,900,437) to be repurchased at $2,857,045	$2,857	$2,857,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (28.0%)
§@DFA Short Term Investment Fund	972,020,458	972,020,458	36.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $51,596,850 FNMA, rates ranging from 2.688%(r) to 3.518%(r), maturities ranging from 03/01/35 to 12/01/39, valued at $33,299,194) to be repurchased at $32,329,792	$32,329	32,329,314	1.3%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $41,740,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 05/01/34 to 01/01/36, valued at $21,692,600) to be repurchased at $21,059,846	21,059	21,059,495	0.8%

TOTAL SECURITIES LENDING COLLATERAL		1,025,409,267	38.9%

TOTAL INVESTMENTS — (100.0%) (Cost $3,368,526,526)		$3,662,934,725	138.8%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Health Care	$111,136	—	—	$111,136
Real Estate Investment Trusts	2,634,557,322	—	—	2,634,557,322
Temporary Cash Investments	—	$2,857,000	—	2,857,000
Securities Lending Collateral	—	1,025,409,267	—	1,025,409,267

TOTAL	$2,634,668,458	$1,028,266,267	—	$3,662,934,725

See accompanying Notes to Financial Statements.

37

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (82.2%)
AUSTRALIA — (6.5%)
Australia & New Zealand Banking Group, Ltd.	329,752	$7,303,769	0.5%
BHP Billiton, Ltd.	297,885	10,889,557	0.7%
Commonwealth Bank of Australia NL	209,837	11,227,230	0.8%
National Australia Bank, Ltd.	295,463	7,548,751	0.5%
Westpac Banking Corp.	311,382	7,758,581	0.5%
Other Securities		69,918,664	4.6%

TOTAL AUSTRALIA		114,646,552	7.6%

AUSTRIA — (0.2%)
Other Securities		4,196,679	0.3%

BELGIUM — (0.6%)
Other Securities		10,965,622	0.7%

CANADA — (7.9%)
Bank of Nova Scotia	131,127	6,684,147	0.4%
Barrick Gold Corp.	127,100	5,542,951	0.4%
Canadian National Resources, Ltd.	72,000	5,544,950	0.4%
Royal Bank of Canada	184,968	11,214,982	0.7%
Suncor Energy, Inc.	211,107	7,221,863	0.5%
#Toronto Dominion Bank	115,015	8,548,565	0.6%
Other Securities		95,619,140	6.3%

TOTAL CANADA		140,376,598	9.3%

DENMARK — (0.8%)
Other Securities		14,481,820	1.0%

FINLAND — (0.8%)
Other Securities		14,151,449	0.9%

FRANCE — (7.3%)
BNP Paribas SA	127,630	8,766,425	0.6%
#GDF Suez	169,830	6,039,749	0.4%
Sanofi - Aventis SA	101,521	6,925,622	0.5%
Total SA	177,977	9,683,262	0.6%
Total SA Sponsored ADR	107,300	5,834,974	0.4%
Other Securities		92,783,592	6.1%

TOTAL FRANCE		130,033,624	8.6%

GERMANY — (5.7%)
#BASF SE	116,809	6,812,741	0.5%
#E.ON AG	195,801	7,241,521	0.5%
#Siemens AG Sponsored ADR	63,850	6,234,314	0.4%
Other Securities		80,405,763	5.3%

TOTAL GERMANY		100,694,339	6.7%

GREECE — (0.3%)
Other Securities		4,533,750	0.3%

HONG KONG — (1.6%)
Other Securities		29,204,157	1.9%

IRELAND — (0.2%)
Other Securities		3,502,720	0.2%

ITALY — (2.2%)
*UniCredit SpA	2,226,834	5,835,876	0.4%

38

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (Continued)
Other Securities		$34,087,490	2.2%

TOTAL ITALY		39,923,366	2.6%

JAPAN — (17.2%)
#Mitsubishi UFJ Financial Group, Inc. ADR	1,413,836	7,309,532	0.5%
Sumitomo Mitsui Financial Group, Inc.	180,640	5,974,098	0.4%
Toyota Motor Corp.	240,800	9,304,021	0.6%
#*Toyota Motor Corp. Sponsored ADR	78,634	6,061,895	0.4%
Other Securities		277,427,406	18.4%

TOTAL JAPAN		306,076,952	20.3%

NETHERLANDS — (2.1%)
Unilever NV	211,123	6,422,960	0.4%
Other Securities		30,744,099	2.1%

TOTAL NETHERLANDS		37,167,059	2.5%

NEW ZEALAND — (0.1%)
Other Securities		1,487,121	0.1%

NORWAY — (0.7%)
Other Securities		12,303,133	0.8%

PORTUGAL — (0.2%)
Other Securities		3,237,507	0.2%

SINGAPORE — (1.1%)
Other Securities		19,762,844	1.3%

SPAIN — (2.8%)
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	420,902	5,526,443	0.4%
#Banco Santander SA Sponsored ADR	735,840	9,080,266	0.6%
Telefonica SA Sponsored ADR	113,363	7,683,744	0.5%
Other Securities		27,412,843	1.8%

TOTAL SPAIN		49,703,296	3.3%

SWEDEN — (2.1%)
Other Securities		36,754,825	2.4%

SWITZERLAND — (5.8%)
Nestle SA	476,634	23,322,139	1.6%
Novartis AG	171,916	8,765,095	0.6%
#*Novartis AG ADR	116,900	5,944,365	0.4%
Roche Holding AG Genusschein	97,668	15,420,721	1.0%
*UBS AG	486,805	7,541,671	0.5%
Other Securities		42,390,302	2.8%

TOTAL SWITZERLAND		103,384,293	6.9%

UNITED KINGDOM — (16.0%)
*Anglo American P.L.C.	181,179	7,695,747	0.5%
AstraZeneca P.L.C.	128,255	5,667,185	0.4%
#Barclays P.L.C. Sponsored ADR	288,009	5,881,144	0.4%
BG Group P.L.C.	390,393	6,598,695	0.4%
BP P.L.C.	1,435,437	12,519,790	0.8%
#BP P.L.C. Sponsored ADR	196,119	10,227,606	0.7%
British American Tobacco P.L.C.	239,087	7,518,037	0.5%
GlaxoSmithKline P.L.C.	478,323	8,878,178	0.6%
HSBC Holdings P.L.C.	1,247,046	12,697,993	0.8%
#HSBC Holdings P.L.C. Sponsored ADR	211,359	10,756,060	0.7%
Rio Tinto P.L.C.	156,174	8,363,435	0.5%
Royal Dutch Shell P.L.C. ADR	302,761	18,371,537	1.2%

39

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Royal Dutch Shell P.L.C. Series B	235,872	$7,111,214	0.5%
Standard Chartered P.L.C.	265,170	7,073,304	0.5%
Tesco P.L.C.	1,044,885	6,930,446	0.5%
Vodafone Group P.L.C.	3,802,048	8,420,177	0.6%
Vodafone Group P.L.C. Sponsored ADR	315,300	6,999,660	0.5%
Other Securities		133,254,811	8.8%

TOTAL UNITED KINGDOM		284,965,019	18.9%

TOTAL COMMON STOCKS		1,461,552,725	96.8%

PREFERRED STOCKS — (0.0%)
ITALY — (0.0%)
Other Securities		22,261	0.0%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		6	0.0%

HONG KONG — (0.0%)
Other Securities		—	0.0%

NORWAY — (0.0%)
Other Securities		18,321	0.0%

SPAIN — (0.0%)
Other Securities		3,939	0.0%

TOTAL RIGHTS/WARRANTS		22,266	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $10,210,000 FNMA 1.213%(v), 11/25/39, valued at $8,787,377) to be repurchased at $8,656,137	$8,656	8,656,000	0.6%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (17.3%)
§@DFA Short Term Investment Fund	300,952,934	300,952,934	20.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $6,674,696) to be repurchased at $6,589,444	$6,589	6,589,345	0.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $360,364 ) to be repurchased at $353,304	353	353,298	0.0%

TOTAL SECURITIES LENDING COLLATERAL		307,895,577	20.4%

40

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Value††	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $1,640,853,959)	$1,778,148,829	117.8%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,128,603	$107,517,949	—	$114,646,552
Austria	63,960	4,132,719	—	4,196,679
Belgium	1,450,779	9,514,843	—	10,965,622
Canada	140,376,598	—	—	140,376,598
Denmark	2,009,890	12,471,930	—	14,481,820
Finland	2,933,358	11,218,091	—	14,151,449
France	12,827,551	117,206,073	—	130,033,624
Germany	29,093,288	71,601,051	—	100,694,339
Greece	572,630	3,961,120	—	4,533,750
Hong Kong	—	29,204,157	—	29,204,157
Ireland	1,800,757	1,701,963	—	3,502,720
Italy	4,927,463	34,995,903	—	39,923,366
Japan	36,089,628	269,987,324	—	306,076,952
Netherlands	2,544,940	34,622,119	—	37,167,059
New Zealand	—	1,487,121	—	1,487,121
Norway	1,189,410	11,113,723	—	12,303,133
Portugal	—	3,237,507	—	3,237,507
Singapore	—	19,762,844	—	19,762,844
Spain	28,528,836	21,174,460	—	49,703,296
Sweden	709,670	36,045,155	—	36,754,825
Switzerland	13,293,145	90,091,148	—	103,384,293
United Kingdom	91,263,198	193,701,821	—	284,965,019
Preferred Stocks
Italy	—	22,261	—	22,261
Rights/Warrants
Belgium	6	—	—	6
Hong Kong	—	—	—	—
Norway	—	18,321	—	18,321
Spain	3,939	—	—	3,939
Temporary Cash Investments	—	8,656,000	—	8,656,000
Securities Lending Collateral	—	307,895,577	—	307,895,577

TOTAL	$376,807,649	$1,401,341,180	—	$1,778,148,829

See accompanying Notes to Financial Statements.

41

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (81.2%)
AUSTRALIA — (5.5%)
Australia & New Zealand Banking Group, Ltd.	642,628	$14,233,746	0.3%
Commonwealth Bank of Australia NL	254,892	13,637,877	0.3%
National Australia Bank, Ltd.	526,770	13,458,388	0.3%
Other Securities		250,498,952	5.8%

TOTAL AUSTRALIA		291,828,963	6.7%

AUSTRIA — (0.5%)
Other Securities		25,338,846	0.6%

BELGIUM — (0.9%)
Other Securities		48,385,150	1.1%

CANADA — (8.8%)
#Bank of Montreal	202,373	12,569,120	0.3%
Bank of Nova Scotia	172,301	8,782,975	0.2%
Manulife Financial Corp.	479,773	8,652,728	0.2%
#Royal Bank of Canada	162,793	9,870,467	0.2%
Suncor Energy, Inc.	402,417	13,766,480	0.3%
*Teck Resources, Ltd. Class B	337,587	13,266,857	0.3%
#Toronto Dominion Bank	235,160	17,478,421	0.4%
Other Securities		379,708,450	8.8%

TOTAL CANADA		464,095,498	10.7%

DENMARK — (0.8%)
Other Securities		43,845,845	1.0%

FINLAND — (1.3%)
Other Securities		69,158,632	1.6%

FRANCE — (6.5%)
#AXA SA Sponsored ADR	468,270	8,972,053	0.2%
BNP Paribas SA	290,778	19,972,448	0.5%
Compagnie de Saint-Gobain SA	210,251	10,379,145	0.2%
#GDF Suez SA	332,503	11,824,970	0.3%
#Sanofi-Aventis SA ADR	456,795	15,581,277	0.4%
#Schneider Electric SA	86,442	9,813,640	0.2%
Societe Generale Paris SA	176,450	9,422,307	0.2%
Vivendi SA	334,035	8,762,563	0.2%
Other Securities		245,663,662	5.7%

TOTAL FRANCE		340,392,065	7.9%

GERMANY — (4.9%)
#Allianz SE Sponsored ADR	984,886	11,168,607	0.3%
Daimler AG	232,487	11,897,575	0.3%
#Deutsche Bank AG	142,718	9,961,401	0.2%
#Siemens AG Sponsored ADR	125,474	12,251,281	0.3%
Other Securities		213,643,160	4.9%

TOTAL GERMANY		258,922,024	6.0%

GREECE — (0.6%)
Other Securities		30,067,210	0.7%

HONG KONG — (1.9%)
Other Securities		98,495,785	2.3%

IRELAND — (0.6%)
Other Securities		29,430,282	0.7%

42

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (2.3%)
*UniCredit SpA	5,172,078	$13,554,492	0.3%
Other Securities		106,510,916	2.5%

TOTAL ITALY		120,065,408	2.8%

JAPAN — (16.4%)
Honda Motor Co., Ltd. Sponsored ADR	409,732	13,844,844	0.3%
#Mitsubishi UFJ Financial Group, Inc. ADR	1,847,677	9,552,490	0.2%
Sony Corp. Sponsored ADR	306,800	10,498,696	0.3%
Sumitomo Mitsui Financial Group, Inc.	274,800	9,088,143	0.2%
#*Toyota Motor Corp. Sponsored ADR	273,869	21,112,561	0.5%
Other Securities		803,181,473	18.6%

TOTAL JAPAN		867,278,207	20.1%

NETHERLANDS — (2.3%)
#*ING Groep NV Sponsored ADR	1,565,969	13,890,145	0.3%
Other Securities		107,240,066	2.5%

TOTAL NETHERLANDS		121,130,211	2.8%

NEW ZEALAND — (0.2%)
Other Securities		10,875,569	0.2%

NORWAY — (0.9%)
Other Securities		46,568,721	1.1%

PORTUGAL — (0.3%)
Other Securities		16,823,418	0.4%

SINGAPORE — (1.3%)
Other Securities		69,452,992	1.6%

SOUTH AFRICA — (0.0%)
Other Securities		83,333	0.0%

SPAIN — (2.0%)
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	858,383	11,270,569	0.3%
#Banco Santander SA Sponsored ADR	2,151,591	26,550,633	0.6%
Other Securities		66,749,044	1.5%

TOTAL SPAIN		104,570,246	2.4%

SWEDEN — (2.1%)
Nordea Bank AB	910,765	8,885,635	0.2%
Other Securities		103,409,348	2.4%

TOTAL SWEDEN		112,294,983	2.6%

SWITZERLAND — (5.0%)
Credit Suisse Group AG Sponsored ADR	405,680	18,539,576	0.4%
#*Holcim, Ltd. AG	196,366	14,632,924	0.4%
Nestle SA	546,164	26,724,306	0.6%
#*Novartis AG ADR	446,694	22,714,390	0.5%
Roche Holding AG Genusschein	82,873	13,084,751	0.3%
Zurich Financial Services AG	61,540	13,643,100	0.3%
Other Securities		153,707,810	3.6%

TOTAL SWITZERLAND		263,046,857	6.1%

UNITED KINGDOM — (16.1%)
*Anglo American P.L.C.	536,326	22,780,947	0.5%
Barclays P.L.C. Sponsored ADR	967,457	19,755,472	0.4%
#BP P.L.C. Sponsored ADR	717,376	37,411,158	0.9%
#HSBC Holdings P.L.C. Sponsored ADR	1,176,187	59,856,156	1.4%
*Lloyds Banking Group P.L.C.	8,826,528	8,830,921	0.2%

43

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
#Pearson P.L.C. Sponsored ADR	607,283	$9,698,310	0.2%
Royal Dutch Shell P.L.C. ADR	1,028,172	62,389,477	1.4%
SABmiller P.L.C.	396,880	12,442,262	0.3%
Standard Chartered P.L.C.	823,253	21,959,947	0.5%
Tesco P.L.C.	1,793,199	11,893,816	0.3%
Vodafone Group P.L.C. Sponsored ADR	1,705,931	37,871,668	0.9%
*Xstrata P.L.C.	782,713	12,880,937	0.3%
Other Securities		531,287,117	12.3%

TOTAL UNITED KINGDOM		849,058,188	19.6%

TOTAL COMMON STOCKS		4,281,208,433	99.0%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		140,204	0.0%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		406	0.0%

AUSTRIA — (0.0%)
Other Securities		—	0.0%

BELGIUM — (0.0%)
Other Securities		24	0.0%

FRANCE — (0.0%)
Other Securities		16,271	0.0%

HONG KONG — (0.0%)
Other Securities		24,314	0.0%

ITALY — (0.0%)
Other Securities		759	0.0%

NORWAY — (0.0%)
Other Securities		25,268	0.0%

SPAIN — (0.0%)
Other Securities		12,509	0.0%

SWEDEN — (0.0%)
Other Securities		9,209	0.0%

SWITZERLAND — (0.0%)
Other Securities		6,231	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		1,545	0.0%

TOTAL RIGHTS/WARRANTS		96,536	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $22,805,000 FNMA 4.00%, 12/15/38, valued at $23,745,706) to be repurchased at $23,394,370	$23,394	23,394,000	0.6%

44

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (18.4%)
§@DFA Short Term Investment Fund	968,507,432	$968,507,432	22.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $555,384) to be repurchased at $544,503	$544	544,494	0.0%

TOTAL SECURITIES LENDING COLLATERAL		969,051,926	22.4%

TOTAL INVESTMENTS — (100.0%) (Cost $5,422,065,184)		$5,273,891,099	122.0%

45

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$18,056,587	$273,772,376	—	$291,828,963
Austria	111,930	25,226,916	—	25,338,846
Belgium	5,424,580	42,960,570	—	48,385,150
Canada	464,095,048	450	—	464,095,498
Denmark	2,113,186	41,732,659	—	43,845,845
Finland	4,743,219	64,415,413	—	69,158,632
France	57,104,659	283,287,406	—	340,392,065
Germany	57,274,626	201,647,398	—	258,922,024
Greece	5,310,121	24,757,089	—	30,067,210
Hong Kong	761,019	97,734,766	—	98,495,785
Ireland	11,524,169	17,906,113	—	29,430,282
Italy	11,855,374	108,210,034	—	120,065,408
Japan	95,283,902	771,994,305	—	867,278,207
Netherlands	30,742,133	90,388,078	—	121,130,211
New Zealand	410,582	10,464,987	—	10,875,569
Norway	1,982,602	44,586,119	—	46,568,721
Portugal	259,150	16,564,268	—	16,823,418
Singapore	14,230	69,438,762	—	69,452,992
South Africa	83,333	—	—	83,333
Spain	50,667,567	53,902,679	—	104,570,246
Sweden	8,659,927	103,635,056	—	112,294,983
Switzerland	56,509,787	206,537,070	—	263,046,857
United Kingdom	308,830,626	540,227,562	—	849,058,188
Preferred Stocks
Australia	—	140,204	—	140,204
Rights/Warrants
Australia	—	406	—	406
Austria	—	—	—	—
Belgium	24	—	—	24
France	16,271	—	—	16,271
Hong Kong	8,426	15,888	—	24,314
Italy	759	—	—	759
Norway	—	25,268	—	25,268
Spain	12,509	—	—	12,509
Sweden	—	9,209	—	9,209
Switzerland	6,231	—	—	6,231
United Kingdom	—	1,545	—	1,545
Temporary Cash Investments	—	23,394,000	—	23,394,000
Securities Lending Collateral	—	969,051,926	—	969,051,926

TOTAL	$1,191,862,577	$4,082,028,522	—	$5,273,891,099

See accompanying Notes to Financial Statements.

46

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANIES — (99.6%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$1,667,342,155
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	1,124,268,013
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	837,447,548
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	698,022,767
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	505,555,734

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,492,857,408)	$4,832,636,217

	Face Amount (000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,885,000 FNMA 1.213%(v), 11/25/39, valued at $17,974,963) to be repurchased at $17,706,280 (Cost $17,706,000)	$17,706	17,706,000

TOTAL INVESTMENTS - (100.0%) (Cost $4,510,563,408)		$4,850,342,217

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,832,636,217	—	—	$4,832,636,217
Temporary Cash Investments	—	$17,706,000	—	17,706,000

TOTAL	$4,832,636,217	$17,706,000	—	$4,850,342,217

See accompanying Notes to Financial Statements.

47

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$122,201,006

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $192,346,671)	$122,201,006

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$122,201,006	—	—	$122,201,006

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$117,639,151

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $98,962,981)	$117,639,151

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$117,639,151	—	—	$117,639,151

See accompanying Notes to Financial Statements.

48

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$30,035,602

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $29,235,649)	$30,035,602

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$30,035,602	—	—	$30,035,602

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$114,722,046

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $110,895,019)	$114,722,046

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$114,722,046	—	—	$114,722,046

See accompanying Notes to Financial Statements.

49

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.3%)
AUSTRALIA — (23.9%)
#CFS Retail Property Trust	8,244,035	$14,536,858	1.7%
Charter Hall Office REIT	20,635,474	5,653,159	0.7%
Commonwealth Property Office Fund	8,386,613	7,149,081	0.9%
#Dexus Property Group	22,068,382	16,367,771	2.0%
Goodman Group	26,951,033	17,520,458	2.1%
GPT Group	41,073,798	21,947,127	2.7%
#ING Industrial Fund	9,847,597	3,896,292	0.5%
ING Office Fund	11,448,968	6,425,538	0.8%
Stockland Trust Group	10,688,359	38,962,138	4.7%
Westfield Group	6,397,056	75,558,255	9.2%
Other Securities		17,637,540	2.1%

TOTAL AUSTRALIA		225,654,217	27.4%

BELGIUM — (1.4%)
Befimmo SCA	54,310	4,149,444	0.5%
#Cofinimmo SA	41,164	5,663,641	0.7%
Other Securities		3,871,092	0.5%

TOTAL BELGIUM		13,684,177	1.7%

CANADA — (5.3%)
#Boardwalk REIT	99,566	4,018,710	0.5%
#Canadian REIT	139,393	3,931,492	0.5%
#H&R REIT	514,146	8,806,990	1.1%
#Riocan REIT	523,568	9,999,231	1.2%
Other Securities		23,262,660	2.8%

TOTAL CANADA		50,019,083	6.1%

CHINA — (0.2%)
Other Securities		1,887,414	0.2%

FRANCE — (13.2%)
#Fonciere des Regions SA	109,029	11,282,142	1.4%
*Gecina SA	82,372	8,468,753	1.0%
#Icade SA	92,928	9,032,845	1.1%
#Klepierre SA	436,930	15,056,790	1.8%
Mercialys SA	115,470	3,875,762	0.5%
#Societe Immobiliere de Location pour l’Industrie et le Commerce SA	60,852	7,169,165	0.9%
Unibail-Rodamco SE	343,545	64,930,205	7.9%
Other Securities		5,015,785	0.6%

TOTAL FRANCE		124,831,447	15.2%

GERMANY — (0.1%)
Other Securities		958,638	0.1%

GREECE — (0.0%)
Other Securities		278,948	0.0%

HONG KONG — (3.3%)
#Champion REIT	10,184,658	4,736,738	0.6%
Link REIT (The)	9,542,543	23,532,677	2.9%
Other Securities		2,724,286	0.3%

TOTAL HONG KONG		30,993,701	3.8%

ITALY — (0.1%)
Other Securities		831,515	0.1%

50

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (12.2%)
*Advance Residence Investment Corp.	2,747	$3,918,646	0.5%
#Frontier Real Estate Investment Corp.	555	4,271,087	0.5%
Japan Logistics Fund, Inc.	536	4,286,991	0.5%
Japan Prime Realty Investment Corp.	2,401	5,722,641	0.7%
#Japan Real Estate Investment Corp.	1,894	15,795,381	1.9%
Japan Retail Fund Investment	5,853	7,877,519	1.0%
Nippon Building Fund, Inc.	2,148	18,017,741	2.2%
Nomura Real Estate Office Fund, Inc.	1,141	6,423,864	0.8%
Orix Jreit, Inc.	1,025	5,015,212	0.6%
#United Urban Investment Corp.	765	4,976,815	0.6%
Other Securities		39,449,147	4.8%

TOTAL JAPAN		115,755,044	14.1%

MALAYSIA — (0.1%)
Other Securities		636,415	0.1%

NETHERLANDS — (3.5%)
#Corio NV	228,188	13,201,283	1.6%
Eurocommercial Properties NV	112,685	4,224,909	0.5%
Wereldhave NV	90,120	7,535,179	0.9%
Other Securities		8,111,253	1.0%

TOTAL NETHERLANDS		33,072,624	4.0%

NEW ZEALAND — (0.8%)
Other Securities		7,803,181	0.9%

SINGAPORE — (5.7%)
#Ascendas REIT	6,256,000	8,734,248	1.1%
#CapitaCommercial Trust	8,208,000	7,178,045	0.9%
CapitaMall Trust	9,580,300	13,513,327	1.6%
#Suntec REIT	6,015,000	6,053,541	0.7%
Other Securities		18,204,654	2.2%

TOTAL SINGAPORE		53,683,815	6.5%

SOUTH AFRICA — (1.3%)
Other Securities		12,028,474	1.5%

TAIWAN — (0.5%)
Other Securities		4,305,180	0.5%

TURKEY — (0.3%)
Other Securities		2,753,798	0.3%

UNITED KINGDOM — (13.4%)
British Land Co. P.L.C.	3,283,041	23,314,012	2.8%
Derwent London P.L.C.	487,068	10,733,570	1.3%
Great Portland Estates P.L.C.	1,223,426	5,856,524	0.7%
Hammerson P.L.C.	2,677,222	15,628,174	1.9%
Land Securities Group P.L.C.	3,168,728	31,688,883	3.9%
Liberty International P.L.C.	1,959,346	14,610,694	1.8%
Segro P.L.C.	2,944,062	13,896,875	1.7%
Shaftesbury P.L.C.	948,497	5,644,575	0.7%
Other Securities		5,852,598	0.7%

TOTAL UNITED KINGDOM		127,225,905	15.5%

TOTAL COMMON STOCKS		806,403,576	98.0%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Securities		77,323	0.0%

51

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $3,005,000 FNMA 1.213%(v), 11/25/39, valued at $2,586,295) to be repurchased at $2,544,040	$2,544	$2,544,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.4%)
§@DFA Short Term Investment Fund	134,696,061	134,696,061	16.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $2,052,296) to be repurchased at $2,026,083	$2,026	2,026,053	0.2%

TOTAL SECURITIES LENDING COLLATERAL		136,722,114	16.6%

TOTAL INVESTMENTS — (100.0%) (Cost $1,130,522,057)		$945,747,013	114.9%

52

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$199,833	$225,454,384	—	$225,654,217
Belgium	—	13,684,177	—	13,684,177
Canada	50,019,083	—	—	50,019,083
China	783,478	1,103,936	—	1,887,414
France	—	124,831,447	—	124,831,447
Germany	—	958,638	—	958,638
Greece	—	278,948	—	278,948
Hong Kong	—	30,993,701	—	30,993,701
Italy	—	831,515	—	831,515
Japan	3,918,646	111,836,398	—	115,755,044
Malaysia	271,472	364,943	—	636,415
Netherlands	—	33,072,624	—	33,072,624
New Zealand	—	7,803,181	—	7,803,181
Singapore	1,066,336	52,617,479	—	53,683,815
South Africa	2,130,581	9,897,893	—	12,028,474
Taiwan	—	4,305,180	—	4,305,180
Turkey	—	2,753,798	—	2,753,798
United Kingdom	—	127,225,905	—	127,225,905
Rights/Warrants
France	77,323	—	—	77,323
Temporary Cash Investments	—	2,544,000	—	2,544,000
Securities Lending Collateral	—	136,722,114	—	136,722,114

TOTAL	$58,466,752	$887,280,261	—	$945,747,013

See accompanying Notes to Financial Statements.

53

DFA GLOBAL REAL ESATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†

AFFILIATED INVESTMENT COMPANIES — (99.7%)

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	17,082,806	$345,755,994

Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	54,188,889	263,358,001

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $509,111,785)		609,113,995

TEMPORARY CASH INVESTMENTS — (0.3%)

BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares (Cost $1,777,000)	1,777,000	1,777,000

TOTAL INVESTMENTS - (100.0%) (Cost $510,888,785)		$610,890,995

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$609,113,995	—	—	$609,113,995
Temporary Cash Investments	1,777,000	—	—	1,777,000

TOTAL	$610,890,995	—	—	$610,890,995

54

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
AUSTRALIA — (6.7%)
Goodman Fielder, Ltd.	19,890,594	$26,699,018	0.4%
#*Iluka Resources, Ltd.	6,767,030	28,815,665	0.4%
*Pacific Brands, Ltd.	29,002,108	31,673,011	0.4%
Other Securities		480,259,420	6.3%

TOTAL AUSTRALIA		567,447,114	7.5%

AUSTRIA — (1.0%)
#*Wienerberger AG	1,882,920	35,003,545	0.4%
Other Securities		51,102,784	0.7%

TOTAL AUSTRIA		86,106,329	1.1%

BELGIUM — (1.3%)
Other Securities		110,303,094	1.5%

CANADA — (9.3%)
*Celestica, Inc.	4,081,842	40,263,887	0.5%
Dorel Industries, Inc. Class B	842,000	29,815,653	0.4%
Groupe Aeroplan, Inc.	2,873,505	31,399,789	0.4%
*HudBay Minerals, Inc.	1,963,988	24,980,040	0.3%
#Laurentian Bank of Canada	689,000	29,925,852	0.4%
*Lundin Mining Corp.	6,435,486	30,346,503	0.4%
#*MDS, Inc.	2,954,471	26,409,329	0.4%
#*New Gold, Inc.	6,380,120	37,371,248	0.5%
*RONA, Inc.	2,225,426	38,010,574	0.5%
Sherritt International Corp.	5,573,711	43,347,428	0.6%
Other Securities		455,811,533	6.0%

TOTAL CANADA		787,681,836	10.4%

DENMARK — (0.5%)
Other Securities		45,872,427	0.6%

FINLAND — (2.9%)
#Outokumpu Oyj	2,864,481	60,242,339	0.8%
#Pohjola Bank P.L.C.	3,363,010	36,730,623	0.5%
Other Securities		145,178,167	1.9%

TOTAL FINLAND		242,151,129	3.2%

FRANCE — (5.8%)
Arkema SA	1,028,400	42,901,764	0.6%
#*Atos Origin SA	737,326	37,361,997	0.5%
Havas SA	8,111,619	43,445,214	0.6%
#Nexans SA	593,945	46,821,109	0.6%
*Valeo SA	1,385,088	46,328,306	0.6%
Other Securities		274,240,825	3.6%

TOTAL FRANCE		491,099,215	6.5%

GERMANY — (5.5%)
#Aurubis AG	1,148,031	58,134,202	0.8%
Bilfinger Berger AG	956,696	63,447,927	0.8%
Lanxess AG	1,049,103	49,543,537	0.7%
Rheinmetall AG	482,624	33,594,660	0.4%
Other Securities		257,052,117	3.4%

TOTAL GERMANY		461,772,443	6.1%

GREECE — (0.5%)
Other Securities		41,206,973	0.6%

55

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (2.7%)
Other Securities		$229,223,651	3.0%

IRELAND — (0.6%)
Other Securities		54,093,053	0.7%

ITALY — (3.3%)
Banca Popolare di Milano Scarl	10,151,010	57,090,430	0.8%
*Pirelli & Co. SpA	67,386,003	38,771,760	0.5%
Other Securities		185,647,860	2.4%

TOTAL ITALY		281,510,050	3.7%

JAPAN — (19.6%)
#Leopalace21 Corp.	4,105,115	25,521,161	0.3%
Other Securities		1,633,626,420	21.6%

TOTAL JAPAN		1,659,147,581	21.9%

MALAYSIA — (0.0%)
Other Securities		3,469	0.0%

NETHERLANDS — (1.6%)
Nutreco Holding NV	718,204	44,935,754	0.6%
Other Securities		87,046,787	1.1%

TOTAL NETHERLANDS		131,982,541	1.7%

NEW ZEALAND — (0.4%)
Other Securities		31,124,883	0.4%

NORWAY — (1.4%)
*Sevan Marine ASA	17,137,386	24,809,288	0.3%
Other Securities		95,034,349	1.3%

TOTAL NORWAY		119,843,637	1.6%

PORTUGAL — (0.2%)
Other Securities		13,614,946	0.2%

SINGAPORE — (1.5%)
Other Securities		129,199,807	1.7%

SPAIN — (1.2%)
#Ebro Puleva SA	1,417,872	26,403,602	0.4%
Other Securities		78,368,639	1.0%

TOTAL SPAIN		104,772,241	1.4%

SWEDEN — (3.0%)
#Boliden AB	4,986,751	68,610,132	0.9%
#*Trelleborg AB Series B	6,681,684	48,341,757	0.7%
Other Securities		138,189,622	1.8%

TOTAL SWEDEN		255,141,511	3.4%

SWITZERLAND — (4.2%)
*Clariant AG	4,668,293	64,409,347	0.9%
Helvetia Holding AG	88,673	27,095,001	0.4%
Other Securities		260,963,692	3.4%

TOTAL SWITZERLAND		352,468,040	4.7%

UNITED KINGDOM — (15.3%)
Amlin P.L.C.	9,708,370	55,547,501	0.7%
Bellway P.L.C.	3,481,205	39,965,187	0.5%
*Bovis Homes Group P.L.C.	4,184,856	27,151,954	0.4%

56

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Brit Insurance Holdings NV	2,794,855	$33,875,491	0.4%
Catlin Group, Ltd. P.L.C.	8,508,243	45,763,916	0.6%
*Cookson Group P.L.C.	3,902,119	33,441,504	0.4%
DS Smith P.L.C.	12,895,987	26,473,170	0.4%
Greene King P.L.C.	5,267,643	36,556,672	0.5%
Hiscox, Ltd. P.L.C.	10,648,017	54,209,710	0.7%
Meggitt P.L.C.	13,218,834	62,899,404	0.8%
Millennium & Copthorne Hotels P.L.C.	5,069,910	36,539,871	0.5%
Mondi P.L.C.	7,958,099	53,718,798	0.7%
*Persimmon P.L.C.	6,879,478	50,023,182	0.7%
Tomkins P.L.C.	13,336,659	50,454,191	0.7%
*Travis Perkins P.L.C.	3,885,994	50,189,471	0.7%
Other Securities		638,435,493	8.4%

TOTAL UNITED KINGDOM		1,295,245,515	17.1%

TOTAL COMMON STOCKS		7,491,011,485	99.0%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		3,358,744	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

CANADA — (0.0%)
Other Securities		131,902	0.0%

FRANCE — (0.0%)
Other Securities		2,006,196	0.0%

HONG KONG — (0.0%)
Other Securities		780,944	0.0%

ITALY — (0.0%)
Other Securities		45,238	0.0%

SWEDEN — (0.0%)
Other Securities		47,551	0.0%

SWITZERLAND — (0.0%)
Other Securities		75,513	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		3,087,344	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $44,560,000 FNMA 4.00%, 12/15/38, valued at $46,398,100) to be repurchased at $45,712,724	$45,712	45,712,000	0.6%

57

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (10.9%)
§@DFA Short Term Investment Fund	918,056,137	$918,056,137	12.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $65,581) to be repurchased at $64,296	$64	64,295	0.0%

TOTAL SECURITIES LENDING COLLATERAL		918,120,432	12.1%

TOTAL INVESTMENTS — (100.0%) (Cost $8,664,708,918)		$8,461,290,005	111.8%

58

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,942,775	$554,504,339	—	$567,447,114
Austria	83,838	86,022,491	—	86,106,329
Belgium	32,953	110,270,141	—	110,303,094
Canada	787,681,836	—	—	787,681,836
Denmark	77,940	45,794,487	—	45,872,427
Finland	9,258,615	232,892,514	—	242,151,129
France	658,635	490,440,580	—	491,099,215
Germany	73,240	461,699,203	—	461,772,443
Greece	—	41,206,973	—	41,206,973
Hong Kong	1,195,495	228,028,156	—	229,223,651
Ireland	—	54,093,053	—	54,093,053
Italy	—	281,510,050	—	281,510,050
Japan	9,648,565	1,649,499,016	—	1,659,147,581
Malaysia	—	3,469	—	3,469
Netherlands	—	131,982,541	—	131,982,541
New Zealand	30,379	31,094,504	—	31,124,883
Norway	—	119,843,637	—	119,843,637
Portugal	—	13,614,946	—	13,614,946
Singapore	112,199	129,087,608	—	129,199,807
Spain	—	104,772,241	—	104,772,241
Sweden	1,102,990	254,038,521	—	255,141,511
Switzerland	800,074	351,667,966	—	352,468,040
United Kingdom	11,989,062	1,283,256,453	—	1,295,245,515
Preferred Stocks
Australia	—	3,358,744	—	3,358,744
Rights/Warrants
Australia	—	—	—	—
Canada	131,902	—	—	131,902
France	2,006,196	—	—	2,006,196
Hong Kong	133,105	647,839	—	780,944
Italy	45,238	—	—	45,238
Sweden	47,551	—	—	47,551
Switzerland	75,513	—	—	75,513
United Kingdom	—	—	—	—
Temporary Cash Investments	—	45,712,000	—	45,712,000
Securities Lending Collateral	—	918,120,432	—	918,120,432

TOTAL	$838,128,101	$7,623,161,904	—	$8,461,290,005

See accompanying Notes to Financial Statements.

59

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (83.5%)
AUSTRALIA — (5.7%)
Amcor, Ltd.	98,578	$596,572	0.2%
Australia & New Zealand Banking Group, Ltd.	29,839	660,912	0.2%
Macquarie Group, Ltd.	13,345	608,532	0.2%
Other Securities		19,584,619	6.0%

TOTAL AUSTRALIA		21,450,635	6.6%

AUSTRIA — (0.6%)
Voestalpine AG	16,154	600,876	0.2%
Other Securities		1,839,045	0.6%

TOTAL AUSTRIA		2,439,921	0.8%

BELGIUM — (1.1%)
Other Securities		4,090,716	1.3%

CANADA — (9.7%)
#Bank of Montreal	20,300	1,260,806	0.4%
*Magna International, Inc. Class A	9,280	610,262	0.2%
Sun Life Financial, Inc.	19,778	581,580	0.2%
Suncor Energy, Inc.	29,572	1,011,627	0.3%
Talisman Energy, Inc.	45,748	778,680	0.2%
*Teck Resources, Ltd. Class B	33,100	1,300,799	0.4%
#Toronto Dominion Bank	11,000	817,582	0.2%
Other Securities		30,065,596	9.2%

TOTAL CANADA		36,426,932	11.1%

DENMARK — (0.9%)
Other Securities		3,611,328	1.1%

FINLAND — (1.6%)
UPM-Kymmene Oyj	49,028	703,595	0.2%
Other Securities		5,309,881	1.6%

TOTAL FINLAND		6,013,476	1.8%

FRANCE — (5.7%)
BNP Paribas SA	14,324	983,862	0.3%
Compagnie de Saint-Gobain SA	15,834	781,653	0.2%
Compagnie Generale des Establissements Michelin SA Series B	8,950	648,378	0.2%
Lafarge SA	8,284	600,609	0.2%
Other Securities		18,328,643	5.6%

TOTAL FRANCE		21,343,145	6.5%

GERMANY — (4.4%)
Deutsche Bank AG	20,528	1,409,863	0.4%
#E.ON AG	18,237	674,479	0.2%
#*Infineon Technologies AG ADR	88,444	619,108	0.2%
Other Securities		13,910,977	4.3%

TOTAL GERMANY		16,614,427	5.1%

GREECE — (0.7%)
Other Securities		2,752,551	0.9%

HONG KONG — (2.2%)
Other Securities		8,312,715	2.6%

IRELAND — (0.8%)
Other Securities		2,874,655	0.9%

60

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (2.4%)
Other Securities		$8,906,495	2.7%

JAPAN — (17.5%)
*Toyota Motor Corp. Sponsored ADR	7,600	585,884	0.2%
Other Securities		65,238,742	19.9%

TOTAL JAPAN		65,824,626	20.1%

NETHERLANDS — (2.4%)
#*ING Groep NV Sponsored ADR	72,426	642,419	0.2%
Koninklijke Philips Electronics NV	22,955	770,810	0.2%
Other Securities		7,471,457	2.3%

TOTAL NETHERLANDS		8,884,686	2.7%

NEW ZEALAND — (0.3%)
Other Securities		1,138,234	0.4%

NORWAY — (1.2%)
#*DnB NOR ASA Series A	53,292	630,717	0.2%
Other Securities		3,895,717	1.2%

TOTAL NORWAY		4,526,434	1.4%

PORTUGAL — (0.4%)
Other Securities		1,397,553	0.4%

SINGAPORE — (1.4%)
Other Securities		5,333,894	1.6%

SOUTH AFRICA — (0.0%)
Other Securities		79,104	0.0%

SPAIN — (1.8%)
#Banco Santander SA	71,865	913,790	0.3%
#Banco Santander SA Sponsored ADR	49,963	616,543	0.2%
Other Securities		5,397,590	1.6%

TOTAL SPAIN		6,927,923	2.1%

SWEDEN — (2.2%)
Other Securities		8,220,985	2.5%

SWITZERLAND — (4.8%)
Credit Suisse Group AG	13,655	626,734	0.2%
*Holcim, Ltd. AG	21,970	1,637,174	0.5%
#Swatch Group AG	2,763	809,459	0.3%
*Swiss Reinsurance Co., Ltd. AG	23,898	1,036,419	0.3%
*UBS AG	52,017	805,857	0.2%
Zurich Financial Services AG	6,455	1,431,040	0.4%
Other Securities		11,654,051	3.6%

TOTAL SWITZERLAND		18,000,734	5.5%

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	48,414	2,056,430	0.6%
Aviva P.L.C.	128,562	679,629	0.2%
Barclays P.L.C.	140,947	724,929	0.2%
BP P.L.C. Sponsored ADR	18,084	943,081	0.3%
#HSBC Holdings P.L.C. Sponsored ADR	41,857	2,130,103	0.7%
International Power P.L.C.	155,255	785,855	0.2%
Kingfisher P.L.C.	232,192	884,909	0.3%
Legal & General Group P.L.C.	594,171	772,624	0.2%
*Lloyds Banking Group P.L.C.	637,217	637,534	0.2%
Man Group P.L.C.	175,697	648,628	0.2%

61

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
*Old Mutual P.L.C.	499,092	$880,837	0.3%
Prudential P.L.C.	68,348	600,057	0.2%
Royal Dutch Shell P.L.C. ADR	36,727	2,228,594	0.7%
RSA Insurance Group P.L.C.	351,201	650,031	0.2%
Standard Chartered P.L.C.	26,514	707,250	0.2%
Standard Life P.L.C.	228,627	695,547	0.2%
#Vodafone Group P.L.C. Sponsored ADR	74,937	1,663,601	0.5%
*Wolseley P.L.C.	25,895	646,727	0.2%
*Xstrata P.L.C.	91,577	1,507,063	0.5%
Other Securities		39,359,204	12.0%

TOTAL UNITED KINGDOM		59,202,633	18.1%

TOTAL COMMON STOCKS		314,373,802	96.2%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		56,697	0.0%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		870	0.0%

NORWAY — (0.0%)
Other Securities		3,850	0.0%

SPAIN — (0.0%)
Other Securities		661	0.0%

SWITZERLAND — (0.0%)
Other Securities		1,360	0.0%

TOTAL RIGHTS/WARRANTS		6,741	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,020,000 FHLMC 5.00%, 10/15/24, valued at $1,095,225) to be repurchased at $1,076,017	$1,076	1,076,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.2%)
§@DFA Short Term Investment Fund	55,071,396	55,071,396	16.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $1,959) to be repurchased at $1,934	$2	1,934	0.0%

62

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $6,154,937) to be repurchased at $6,034,348	$6,034	$6,034,252	1.9%

TOTAL SECURITIES LENDING COLLATERAL		61,107,582	18.7%

TOTAL INVESTMENTS — (100.0%) (Cost $304,365,313)		$376,620,822	115.2%

63

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$465,553	$20,985,082	—	$21,450,635
Austria	—	2,439,921	—	2,439,921
Belgium	281,418	3,809,298	—	4,090,716
Canada	36,426,932	—	—	36,426,932
Denmark	17,869	3,593,459	—	3,611,328
Finland	41,384	5,972,092	—	6,013,476
France	1,305,710	20,037,435	—	21,343,145
Germany	3,178,895	13,435,532	—	16,614,427
Greece	203,067	2,549,484	—	2,752,551
Hong Kong	14,110	8,298,605	—	8,312,715
Ireland	600,805	2,273,850	—	2,874,655
Italy	610,178	8,296,317	—	8,906,495
Japan	3,628,046	62,196,580	—	65,824,626
Netherlands	2,238,429	6,646,257	—	8,884,686
New Zealand	10,179	1,128,055	—	1,138,234
Norway	44,166	4,482,268	—	4,526,434
Portugal	—	1,397,553	—	1,397,553
Singapore	—	5,333,894	—	5,333,894
South Africa	79,104	—	—	79,104
Spain	2,248,069	4,679,854	—	6,927,923
Sweden	310,078	7,910,907	—	8,220,985
Switzerland	1,604,915	16,395,819	—	18,000,734
United Kingdom	8,882,259	50,320,374	—	59,202,633
Preferred Stocks
Australia	—	56,697	—	56,697
Rights/Warrants
Hong Kong	870	—	—	870
Norway	—	3,850	—	3,850
Spain	661	—	—	661
Switzerland	1,360	—	—	1,360
Temporary Cash Investments	—	1,076,000	—	1,076,000
Securities Lending Collateral	—	61,107,582	—	61,107,582

TOTAL	$62,194,057	$314,426,765	—	$376,620,822

See accompanying Notes to Financial Statements.

64

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Emerging Markets Series of The DFA Investment Trust Company	$2,131,251,378

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,018,192,914)	$2,131,251,378

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,131,251,378	—	—	$2,131,251,378

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,403,317,270

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $991,218,120)	$1,403,317,270

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,403,317,270	—	—	$1,403,317,270

See accompanying Notes to Financial Statements.

65

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.3%)
BRAZIL — (4.9%)
Petroleo Brasileiro SA ADR	462,510	$19,624,299	0.6%
#*Vale SA Sponsored ADR	708,190	21,691,860	0.7%
Other Securities		135,266,718	4.1%

TOTAL BRAZIL		176,582,877	5.4%

CHILE — (2.1%)
Other Securities		73,466,908	2.2%

CHINA — (11.2%)
Bank of China, Ltd.	27,871,000	14,347,577	0.4%
China Construction Bank Corp.	20,169,000	16,404,205	0.5%
#China Life Insurance Co., Ltd. ADR	159,456	10,777,631	0.3%
China Mobile, Ltd. Sponsored ADR	502,001	24,547,849	0.7%
#CNOOC, Ltd. ADR	116,476	20,490,458	0.6%
Industrial & Commercial Bank of China, Ltd.	22,679,000	16,529,532	0.5%
PetroChina Co., Ltd. ADR	129,733	14,936,160	0.5%
Other Securities		284,562,439	8.7%

TOTAL CHINA		402,595,851	12.2%

CZECH REPUBLIC — (0.5%)
Other Securities		18,561,095	0.6%

HUNGARY — (1.0%)
*MOL Hungarian Oil & Gas NYRT	83,994	8,505,177	0.3%
#*OTP Bank NYRT	488,536	17,172,758	0.5%
Other Securities		8,352,305	0.2%

TOTAL HUNGARY		34,030,240	1.0%

INDIA — (11.4%)
ICICI Bank, Ltd. Sponsored ADR	396,338	16,852,292	0.5%
Infosys Technologies, Ltd.	225,217	13,736,383	0.4%
Reliance Industries, Ltd.	1,381,092	31,903,508	1.0%
Other Securities		347,414,718	10.6%

TOTAL INDIA		409,906,901	12.5%

INDONESIA — (3.0%)
PT Astra International Tbk	2,085,000	10,774,369	0.3%
PT Bumi Resources Tbk	30,519,500	7,832,528	0.3%
Other Securities		89,035,816	2.7%

TOTAL INDONESIA		107,642,713	3.3%

ISRAEL — (1.7%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	310,616	18,242,478	0.6%
Other Securities		43,241,889	1.3%

TOTAL ISRAEL		61,484,367	1.9%

MALAYSIA — (3.6%)
Malayan Banking Berhad	3,348,300	7,994,244	0.3%
Other Securities		122,413,796	3.7%

TOTAL MALAYSIA		130,408,040	4.0%

MEXICO — (4.7%)
America Movil S.A.B. de C.V. Series L ADR	359,075	18,485,181	0.6%
*Cemex S.A.B. de C.V. Sponsored ADR	1,165,980	13,851,842	0.4%
*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	221,040	10,461,823	0.3%
#Grupo Financiero Banorte S.A.B. de C.V.	2,596,307	10,438,157	0.3%

66

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (Continued)
Grupo Mexico S.A.B. de C.V. Series B	5,000,219	$13,194,754	0.4%
Other Securities		103,456,625	3.2%

TOTAL MEXICO		169,888,382	5.2%

PHILIPPINES — (0.7%)
Other Securities		23,576,732	0.7%

POLAND — (1.7%)
*Polski Koncern Naftowy Orlen SA	643,094	8,470,953	0.3%
Other Securities		53,275,248	1.6%

TOTAL POLAND		61,746,201	1.9%

RUSSIA — (3.5%)
*Gazprom OAO Sponsored ADR	2,290,420	52,579,373	1.6%
*Lukoil OAO Sponsored ADR	502,859	28,285,373	0.9%
Other Securities		43,839,602	1.3%

TOTAL RUSSIA		124,704,348	3.8%

SOUTH AFRICA — (8.3%)
Gold Fields, Ltd. Sponsored ADR	764,800	10,278,912	0.3%
Impala Platinum Holdings, Ltd.	418,209	11,728,576	0.3%
*MTN Group, Ltd.	1,041,866	15,200,027	0.5%
Naspers, Ltd. Series N	378,717	15,250,956	0.5%
Sanlam, Ltd.	3,530,404	11,490,623	0.3%
Sasol, Ltd. Sponsored ADR	466,600	18,967,290	0.6%
Standard Bank Group, Ltd.	1,234,704	18,773,324	0.6%
Other Securities		195,441,784	5.9%

TOTAL SOUTH AFRICA		297,131,492	9.0%

SOUTH KOREA — (11.4%)
Hana Financial Group, Inc.	256,174	7,967,976	0.2%
#*Hynix Semiconductor, Inc.	351,331	8,892,360	0.3%
#Hyundai Motor Co., Ltd.	103,423	12,613,156	0.4%
KB Financial Group, Inc. ADR	214,911	10,487,657	0.3%
POSCO ADR	163,308	18,316,625	0.6%
Samsung Electronics Co., Ltd.	52,124	39,631,902	1.2%
Shinhan Financial Group Co., Ltd. ADR	114,085	9,713,197	0.3%
Other Securities		300,426,755	9.1%

TOTAL SOUTH KOREA		408,049,628	12.4%

TAIWAN — (11.3%)
Hon Hai Precision Industry Co., Ltd.	3,065,529	14,391,212	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,292,652	16,229,551	0.5%
Other Securities		372,174,476	11.3%

TOTAL TAIWAN		402,795,239	12.3%

THAILAND — (2.0%)
Other Securities		70,092,998	2.1%

TURKEY — (2.3%)
Turkiye Garanti Bankasi A.S.	1,790,492	8,674,098	0.2%
Other Securities		75,026,990	2.3%

TOTAL TURKEY		83,701,088	2.5%

TOTAL COMMON STOCKS		3,056,365,100	93.0%

PREFERRED STOCKS — (5.7%)
BRAZIL — (5.7%)
Banco Bradesco SA Sponsored ADR	928,382	17,286,473	0.5%
#Cia Vale do Rio Doce	742,386	19,977,607	0.6%

67

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (Continued)
#Gerdau SA Sponsored ADR	678,100	$11,120,840	0.4%
Itau Unibanco Holding SA ADR	1,648,537	35,740,282	1.1%
Metalurgica Gerdau SA	394,900	7,771,914	0.2%
Petroleo Brasileiro SA ADR	771,966	29,288,390	0.9%
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	10,794,962	0.3%
Other Securities		70,991,898	2.2%

TOTAL BRAZIL		202,972,366	6.2%

CHILE — (0.0%)
Other Securities		359,997	0.0%

INDIA — (0.0%)
Other Securities		6,581	0.0%

TOTAL PREFERRED STOCKS		203,338,944	6.2%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		828	0.0%

CHINA — (0.0%)
Other Securities		306	0.0%

HONG KONG — (0.0%)
Other Securities		21,117	0.0%

INDIA — (0.0%)
Other Securities		16,935	0.0%

INDONESIA — (0.0%)
Other Securities		20,916	0.0%

ISRAEL — (0.0%)
Other Securities		962	0.0%

MALAYSIA — (0.0%)
Other Securities		29,173	0.0%

SOUTH AFRICA — (0.0%)
Other Securities		13,347	0.0%

SOUTH KOREA — (0.0%)
Other Securities		15,273	0.0%

THAILAND — (0.0%)
Other Securities		71,587	0.0%

TOTAL RIGHTS/WARRANTS		190,444	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,200,000 FHLMC 4.00%, 12/15/38, valued at $13,744,500) to be repurchased at $13,540,214	$13,540	13,540,000	0.4%

68

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (8.6%)
§@DFA Short Term Investment Fund	299,462,018	$299,462,018	9.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $7,522,557) to be repurchased at $7,375,173	$7,375	7,375,056	0.2%

TOTAL SECURITIES LENDING COLLATERAL		306,837,074	9.3%

TOTAL INVESTMENTS — (100.0%) (Cost $2,745,518,552)		$3,580,271,562	108.9%

69

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$176,582,877	—	—	$176,582,877
Chile	73,466,908	—	—	73,466,908
China	108,373,188	$294,222,663	—	402,595,851
Czech Republic	—	18,561,095	—	18,561,095
Hungary	696,809	33,333,431	—	34,030,240
India	22,853,260	387,053,641	—	409,906,901
Indonesia	5,786,513	101,856,200	—	107,642,713
Israel	21,783,876	39,700,491	—	61,484,367
Malaysia	93,699	130,314,341	—	130,408,040
Mexico	169,888,382	—	—	169,888,382
Philippines	2,153,992	21,422,740	—	23,576,732
Poland	117,788	61,628,413	—	61,746,201
Russia	—	124,704,348	—	124,704,348
South Africa	41,410,513	255,720,979	—	297,131,492
South Korea	54,916,546	353,133,082	—	408,049,628
Taiwan	14,790,676	388,004,563	—	402,795,239
Thailand	69,911,533	181,465	—	70,092,998
Turkey	2,025,464	81,675,624	—	83,701,088
Preferred Stocks
Brazil	202,972,366	—	—	202,972,366
Chile	359,997	—	—	359,997
India	—	6,581	—	6,581
Rights/Warrants
Brazil	828	—	—	828
China	—	306	—	306
Hong Kong	—	21,117	—	21,117
India	—	16,935	—	16,935
Indonesia	20,916	—	—	20,916
Israel	—	962	—	962
Malaysia	6,210	22,963	—	29,173
South Africa	13,347	—	—	13,347
South Korea	9,554	5,719	—	15,273
Thailand	71,587	—	—	71,587
Temporary Cash Investments	—	13,540,000	—	13,540,000
Securities Lending Collateral	—	306,837,074	—	306,837,074

TOTAL	$968,306,829	$2,611,964,733	—	$3,580,271,562

70

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio	U.S. Small Cap Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—		$7,070,955		—	—
Investments at Value (including $0, $0, $370,881 and $1,116,480 of securities on loan, respectively)	$160,782		—		$2,401,703	$7,370,311
Temporary Cash Investments at Value & Cost	3,942		—		9,458	8,737
Collateral Received from Securities on Loan at Value & Cost	—		—		401,877	1,224,981
Cash	37		—		1	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—		—		2,038	8,740
Dividends and Interest	1,453		—		570	1,635
Securities Lending Income	—		—		178	679
Fund Shares Sold	59		7,865		10,282	3,567
Unrealized Gain on Forward Currency Contracts	288		—		—	—
Prepaid Expenses and Other Assets	21		37		36	32

Total Assets	166,582		7,078,857		2,826,143	8,618,682

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—		—		401,877	1,224,981
Investment Securities/Affiliated Investment Companies Purchased	—		238		6,676	4,049
Fund Shares Redeemed	131		7,627		1,117	5,742
Due to Advisor	28		889		663	3,040
Futures Margin Variation	2,918		—		—	—
Unrealized Loss on Forward Currency Contracts	31		—		—	—
Accrued Expenses and Other Liabilities	17		351		135	564

Total Liabilities	3,125		9,105		410,468	1,238,376

NET ASSETS	$163,457		$7,069,752		$2,415,675	$7,380,306

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $41,731 and $0 and shares outstanding of 0; 0; 3,930,988 and 0, respectively	N/A		N/A		$10.62	N/A

NUMBER OF SHARES AUTHORIZED	100,000,000	*	100,000,000	*	100,000,000	N/A

Class R2 Shares — based on net assets of $0; $0; $6,282 and $0 and shares outstanding of 0; 0; 561,587 and 0, respectively	N/A		N/A		$11.19	N/A

NUMBER OF SHARES AUTHORIZED	100,000,000	*	100,000,000	*	100,000,000	N/A

Institutional Class Shares — based on net assets of $163,457; $7,069,752; $2,367,662 and $7,380,306 and shares outstanding of 21,813,772; 366,728,973; 151,936,838 and 310,886,970, respectively .	$7.49		$19.28		$15.58	$23.74

NUMBER OF SHARES AUTHORIZED	300,000,000		2,000,000,000		700,000,000	1,700,000,000

Investments in Affiliated Investment Companies at Cost	$—		$5,185,775		$—	$—

Investments at Cost	$160,314		$—		$1,999,611	$6,447,940

NET ASSETS CONSIST OF:
Paid-In Capital	$244,796		$7,305,138		$2,071,570	$6,855,000
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	515		11,559		703	(4,778)
Accumulated Net Realized Gain (Loss)	(89,825)		(2,132,125)		(58,690)	(392,287)
Net Unrealized Foreign Exchange Gain (Loss)	243		—		—	—
Net Unrealized Appreciation (Depreciation)	7,728		1,885,180		402,092	922,371

NET ASSETS	$163,457		$7,069,752		$2,415,675	$7,380,306

*	Share class has not yet commenced operations. See Organization note in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio	U.S. Small Cap Portfolio
ASSETS:
Investments at Value (including $448,525, $692,521, $296,372 and $626,630 of securities on loan, respectively)	$2,591,613	$4,781,624	$1,547,477	$3,311,617
Temporary Cash Investments at Value & Cost	8,077	10,187	—	62,446
Collateral Received from Securities on Loan at Value & Cost	473,784	734,440	315,739	676,508
Cash	—	—	60	—
Receivables:
Investment Securities Sold	356	781	2,824	271
Dividends and Interest	1,859	3,334	750	943
Securities Lending Income	84	204	99	523
Fund Shares Sold	41,197	3,995	1,617	22,490
Prepaid Expenses and Other Assets	5	13	6	34

Total Assets	3,116,975	5,534,578	1,868,572	4,074,832

LIABILITIES:
Payables:
Upon Return of Securities Loaned	473,784	734,440	315,739	676,508
Investment Securities Purchased	7,378	1	4	58,295
Fund Shares Redeemed	1,085	2,895	671	4,348
Due to Advisor	366	799	386	943
Loan Payable	—	—	558	—
Accrued Expenses and Other Liabilities	122	242	92	233

Total Liabilities	482,735	738,377	317,450	740,327

NET ASSETS	$2,634,240	$4,796,201	$1,551,122	$3,334,505

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,634,240; $4,796,201; $1,551,122 and $3,334,505 and shares outstanding of 256,755,952; 468,848,825; 153,384,748 and 172,396,447, respectively	$10.26	$10.23	$10.11	$19.34

NUMBER OF SHARES AUTHORIZED	1,500,000,000	2,300,000,000	1,000,000,000	1,000,000,000

Investments at Cost	$2,409,736	$4,598,110	$1,465,525	$2,673,569

NET ASSETS CONSIST OF:
Paid-In Capital	$2,529,605	$4,703,764	$1,561,726	$3,036,989
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	4,481	7,529	1,611	2,689
Accumulated Net Realized Gain (Loss)	(81,723)	(98,606)	(94,167)	(343,221)
Net Unrealized Appreciation (Depreciation)	181,877	183,514	81,952	638,048

NET ASSETS	$2,634,240	$4,796,201	$1,551,122	$3,334,505

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio	International Core Equity Portfolio
ASSETS:
Investments at Value (including $505,723, $953,963, $286,918 and $897,178 of securities on loan, respectively)	$3,522,661	$2,634,668	$1,461,597	$4,281,445
Temporary Cash Investments at Value & Cost	5,159	2,857	8,656	23,394
Collateral Received from Securities on Loan at Value & Cost	552,779	1,025,409	307,896	969,052
Foreign Currencies at Value	—	—	2,784	13,947
Cash	—	—	15	15
Receivables:
Investment Securities Sold	290	—	—	419
Dividends, Interest and Tax Reclaims	1,206	3,600	6,456	18,391
Securities Lending Income	662	174	271	825
Fund Shares Sold	3,671	1,809	41,004	4,783
Unrealized Gain on Foreign Currency Contracts	—	—	4	8
Prepaid Expenses and Other Assets	30	9	8	6

Total Assets	4,086,458	3,668,526	1,828,691	5,312,285

LIABILITIES:
Payables:
Upon Return of Securities Loaned	552,779	1,025,409	307,896	969,052
Investment Securities Purchased	33	—	10,272	16,871
Fund Shares Redeemed	1,851	2,589	860	1,114
Due to Advisor	1,453	644	314	1,279
Accrued Expenses and Other Liabilities	302	207	142	584

Total Liabilities	556,418	1,028,849	319,484	988,900

NET ASSETS	$3,530,040	$2,639,677	$1,509,207	$4,323,385

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,530,040; $2,639,677; $1,509,207 and $4,323,385 and shares outstanding of 284,757,900; 130,431,669; 81,066,883 and 416,561,017, respectively	$12.40	$20.24	$18.62	$10.38

NUMBER OF SHARES AUTHORIZED	1,500,000,000	700,000,000	500,000,000	2,000,000,000

Investments at Cost	$3,001,603	$2,340,260	$1,324,302	$4,429,619

Foreign Currencies at Cost	$—	$—	$2,774	$13,861

NET ASSETS CONSIST OF:
Paid-In Capital	$3,429,898	$2,550,725	$1,538,251	$4,538,972
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,660	13,666	8,294	27,778
Accumulated Net Realized Gain (Loss)	(423,576)	(219,122)	(174,620)	(95,163)
Net Unrealized Foreign Exchange Gain (Loss)	—	—	(23)	(114)
Net Unrealized Appreciation (Depreciation)	521,058	294,408	137,305	(148,088)

NET ASSETS	$3,530,040	$2,639,677	$1,509,207	$4,323,385

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International Small Company Portfolio	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$4,832,636	$122,201	$117,639	$30,036
Temporary Cash Investments at Value & Cost	17,706	—	—	—
Cash	16	—	—	—
Receivables:
Fund Shares Sold	4,539	22	173	—
Prepaid Expenses and Other Assets	7	5	8	7

Total Assets	4,854,904	122,228	117,820	30,043

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	10,000	22	173	—
Fund Shares Redeemed	973	—	—	—
Due to Advisor	1,622	40	43	10
Accrued Expenses and Other Liabilities	251	24	17	7

Total Liabilities	12,846	86	233	17

NET ASSETS	$4,842,058	$122,142	$117,587	$30,026

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,842,058; $122,142; $117,587 and $30,026 and shares outstanding of 318,391,671; 8,058,726; 5,107,535 and 1,402,329, respectively	$15.21	$15.16	$23.02	$21.41

NUMBER OF SHARES AUTHORIZED	1,500,000,000	100,000,000	100,000,000	100,000,000

Investments in Affiliated Investment Companies at Cost	$4,492,857	$192,346	$98,963	$29,236

NET ASSETS CONSIST OF:
Paid-In Capital	$4,706,443	$282,739	$136,665	$33,352
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	22,828	851	113	185
Accumulated Net Realized Gain (Loss)	(226,824)	(91,293)	(37,866)	(4,314)
Net Unrealized Foreign Exchange Gain (Loss)	(168)	(10)	(1)	3
Net Unrealized Appreciation (Depreciation)	339,779	(70,145)	18,676	800

NET ASSETS	$4,842,058	$122,142	$117,587	$30,026

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Continental Small Company Portfolio	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$114,722	—	$609,114	—
Investments at Value (including $0, $129,552, $0 and $855,043 of securities on loan, respectively)	—	$806,481	—	$7,497,458
Temporary Cash Investments at Value & Cost	—	2,544	1,777	45,712
Collateral Received from Securities on Loan at Value & Cost	—	136,722	—	918,120
Foreign Currencies at Value	—	3,949	—	18,991
Cash	—	16	—	16
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	249	—	6,793
Dividends, Interest and Tax Reclaims	—	6,645	—	27,630
Securities Lending Income	—	146	—	1,664
Fund Shares Sold	177	7,718	2,091	3,615
Unrealized Gain on Foreign Currency Contracts	—	4	—	41
Prepaid Expenses and Other Assets	7	18	21	73

Total Assets	114,906	964,492	613,003	8,520,113

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	136,722	—	918,120
Investment Securities/Affiliated Investment Companies Purchased	174	4,316	2,018	29,248
Fund Shares Redeemed	3	268	942	2,290
Due to Advisor	39	237	12	4,138
Accrued Expenses and Other Liabilities	21	68	13	447

Total Liabilities	237	141,611	2,985	954,243

NET ASSETS	$114,669	$822,881	$610,018	$7,565,870

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Cass Shares — based on net assets of $114,669; $822,881; $610,018 and $7,565,870 and shares outstanding of 7,296,420; 169,488,889; 81,071,412 and 471,368,658, respectively	$15.72	$4.86	$7.52	$16.05

NUMBER OF SHARES AUTHORIZED	100,000,000	700,000,000	500,000,000	2,300,000,000

Investments in Affiliated Investment Companies at Cost	$110,895	$—	$509,112	$—

Investments at Cost	$—	$991,256	$—	$7,700,876

Foreign Currencies at Cost	$—	$3,924	$—	$18,910

NET ASSETS CONSIST OF:
Paid-In Capital	$135,619	$1,119,932	$520,754	$7,708,449
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	351	(34,727)	986	28,661
Accumulated Net Realized Gain (Loss)	(25,166)	(77,518)	(11,724)	32,366
Net Unrealized Foreign Exchange Gain (Loss)	38	(56)	—	(269)
Net Unrealized Appreciation (Depreciation)	3,827	(184,750)	100,002	(203,337)

NET ASSETS	$114,669	$822,881	$610,018	$7,565,870

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International Vector Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,131,251	$1,403,317	—
Investments at Value (including $56,256, $0, $0 and $285,258 of securities on loan, respectively)	$314,437	—	—	$3,259,894
Temporary Cash Investments at Value & Cost	1,076	—	—	13,540
Collateral Received from Securities on Loan at Value & Cost	61,108	—	—	306,837
Foreign Currencies at Value	1,110	—	—	7,220
Cash	16	—	—	12,600
Receivables:
Investment Securities/Affiliated Investment Companies Sold	83	—	—	3,704
Dividends, Interest and Tax Reclaims	1,287	—	—	7,414
Securities Lending Income	60	—	—	255
Fund Shares Sold	10,761	2,426	2,320	19,245
Unrealized Gain on Foreign Currency Contracts	—	—	—	1
Prepaid Expenses and Other Assets	5	25	16	234

Total Assets	389,943	2,133,702	1,405,653	3,630,944

LIABILITIES:
Payables:
Upon Return of Securities Loaned	61,108	—	—	306,837
Investment Securities/Affiliated Investment Companies Purchased	1,624	1,223	1,995	32,183
Fund Shares Redeemed	74	1,203	325	1,062
Due to Advisor	120	721	518	1,476
Deferred Thailand Capital Gains Tax	—	—	—	2,890
Accrued Expenses and Other Liabilities	16	144	63	212

Total Liabilities	62,942	3,291	2,901	344,660

NET ASSETS	$327,001	$2,130,411	$1,402,752	$3,286,284

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $327,001; $2,130,411; $1,402,752 and $3,286,284 and shares outstanding of 33,096,172; 75,287,304; 67,427,215 and 172,177,302, respectively	$9.88	$28.30	$20.80	$19.09

NUMBER OF SHARES AUTHORIZED	500,000,000	500,000,000	500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$1,018,193	$991,218	$—

Investments at Cost	$242,182	$—	$—	$2,425,141

Foreign Currencies at Cost	$1,102	$—	$—	$7,171

NET ASSETS CONSIST OF:
Paid-In Capital	$255,786	$905,033	$945,794	$2,518,376
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,038	7,906	4,504	10,573
Accumulated Net Realized Gain (Loss)	(3,078)	107,084	41,328	(74,677)
Deferred Thailand Capital Gains Tax	—	(2,701)	(915)	(2,890)
Net Unrealized Foreign Exchange Gain (Loss)	(8)	31	(58)	100
Net Unrealized Appreciation (Depreciation)	72,263	1,113,058	412,099	834,802

NET ASSETS	$327,001	$2,130,411	$1,402,752	$3,286,284

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio	U.S. Small Cap Value Portfolio
Investment Income
Dividends	$47	$54,057	$8,015	$24,361
Interest	1,101	18	8	19
Income from Securities Lending	—	1,934	776	3,269
Expenses Allocated from Affiliated Investment Company	—	(3,790)	—	—

Total Investment Income	1,148	52,219	8,799	27,649

Expenses
Investment Advisory Services Fees	42	—	919	6,359
Administrative Services Fees	126	4,883	2,297	9,538
Accounting & Transfer Agent Fees	20	53	112	362
S&P 500® Fees	4	—	—	—
Shareholder Servicing Fees —
Class R1 Shares	—	—	18	—
Class R2 Shares	—	—	5	—
Custodian Fees	6	—	20	49
Filing Fees	14	88	60	37
Shareholders’ Reports	5	113	41	145
Directors’/Trustees’ Fees & Expenses	1	36	10	38
Professional Fees	3	44	24	100
Other	4	31	14	66

Total Expenses	225	5,248	3,520	16,694

Net Investment Income (Loss)	923	46,971	5,279	10,955

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	909	309,269	25,260	195,400
Futures	17,911	—	(256)	—
Foreign Currency Transactions	1,021	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,406)	979,704	500,501	1,701,730
Futures	5,556	—	—	—
Translation of Foreign Currency Denominated Amounts	204	—	—	—

Net Realized and Unrealized Gain (Loss)	24,195	1,288,973	525,505	1,897,130

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,118	$1,335,944	$530,784	$1,908,085

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio	U.S. Small Cap Portfolio
Investment Income
Dividends	$18,232	$31,799	$8,279	$12,397
Interest	7	9	3	11
Income from Securities Lending	639	1,519	725	3,024

Total Investment Income	18,878	33,327	9,007	15,432

Expenses
Investment Advisory Services Fees	1,950	4,320	2,046	429
Administrative Services Fees	—	—	—	4,581
Accounting & Transfer Agent Fees	136	248	85	169
Custodian Fees	19	34	20	32
Filing Fees	114	162	58	50
Shareholders’ Reports	22	49	23	60
Directors’/Trustees’ Fees & Expenses	13	24	7	17
Professional Fees	31	59	17	41
Other	17	30	11	30

Total Expenses	2,302	4,926	2,267	5,409

Net Investment Income (Loss)	16,576	28,401	6,740	10,023

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	859	(1,476)	1,131	76,804
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	410,703	844,619	314,030	676,011

Net Realized and Unrealized Gain (Loss)	411,562	843,143	315,161	752,815

Net Increase (Decrease) in Net Assets Resulting from Operations	$428,138	$871,544	$321,901	$762,838

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio	International Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $1,698 and $4,100, respectively)	$13,368	$ 38,622	$19,031	$48,171
Interest	3	20	6	26
Income from Securities Lending	3,246	1,422	742	2,945

Total Investment Income	16,617	40,064	19,779	51,142

Expenses
Investment Advisory Services Fees	1,571	3,457	1,791	7,052
Administrative Services Fees	6,285	—	—	—
Accounting & Transfer Agent Fees	185	137	92	235
Custodian Fees	27	10	85	318
Filing Fees	24	57	39	153
Shareholders’ Reports	81	65	47	56
Directors’/Trustees’ Fees & Expenses	19	13	8	23
Professional Fees	49	30	21	57
Other	31	30	18	39

Total Expenses	8,272	3,799	2,101	7,933

Net Investment Income (Loss)	8,345	36,265	17,678	43,209

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	6,644	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	96,583	(25,226)	(4,108)	3,222
Foreign Currency Transactions	—	—	110	(28)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	724,671	673,476	46,839	202,998
Translation of Foreign Currency Denominated Amounts	—	—	(64)	(156)

Net Realized and Unrealized Gain (Loss)	821,254	654,894	42,777	206,036

Net Increase (Decrease) in Net Assets Resulting from Operations	$829,599	$691,159	$60,455	$249,245

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	International Small Company Portfolio*	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $3,682, $92, $32 and $2, respectively)	$45,750	$1,229	$1,421	$390
Interest	13	—	1	—
Income from Securities Lending	4,808	135	157	3
Expenses Allocated from Affiliated Investment Company	(3,047)	(75)	(85)	(18)

Total Net Investment Income Received from Affiliated Investment Companies	47,524	1,289	1,494	375

Fund Investment Income
Interest	8	—	—	—

Total Fund Investment Income	8	—	—	—

Fund Expenses
Administrative Services Fees	8,980	225	220	57
Accounting & Transfer Agent Fees	39	7	7	7
Filing Fees	50	10	12	9
Shareholders’ Reports	85	2	3	1
Directors’/Trustees’ Fees & Expenses	25	1	1	—
Professional Fees	31	1	1	1
Other	21	2	1	1

Total Expenses	9,231	248	245	76
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	12	(10)

Net Expenses	9,231	248	257	66

Net Investment Income (Loss)	38,301	1,041	1,237	309

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	9,524	(10,021)	1,476	(1,127)
Foreign Currency Transactions	(206)	10	1	(5)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	358,485	16,554	10,894	3,382
Translation of Foreign Currency Denominated Amounts .	(407)	(26)	(11)	(2)

Net Realized and Unrealized Gain (Loss)	367,396	6,517	12,360	2,248

Net Increase (Decrease) in Net Assets Resulting from Operations	$405,697	$7,558	$13,597	$2,557

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

80

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	Continental Small Company Portfolio*	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $158, $0, $0 and $0 , respectively)	$955	—	—	—
Income Distributions Received from Affiliated Investment Company	—	—	$27,036	—
Interest	—	—	1	—
Income from Securities Lending	147	—	—	—
Expenses Allocated from Affiliated Investment Company	(77)	—	—	—

Total Net Investment Income Received from Affiliated Investment Companies	1,025	—	27,037	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $1,847, $0 and $6,647, respectively)	—	$20,226	—	$69,425
Interest	—	3	—	21
Income from Securities Lending	—	622	—	5,673

Total Fund Investment Income	—	20,851	—	75,119

Fund Expenses
Investment Advisory Services Fees	—	1,358	—	22,990
Administrative Services Fees	228	—	892	—
Accounting & Transfer Agent Fees	7	55	10	405
Custodian Fees	—	64	—	536
Filing Fees	12	25	12	47
Shareholders’ Reports	3	29	4	124
Directors’/Trustees’ Fees & Expenses	1	5	3	40
Professional Fees	1	10	5	110
Other	2	12	2	85

Total Expenses	254	1,558	928	24,337
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(829)	—

Net Expenses	254	1,558	99	24,337

Net Investment Income (Loss)	771	19,293	26,938	50,782

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(869)	(27,751)	(4,518)	67,551
Foreign Currency Transactions	(13)	224	—	(1,569)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,635	34,398	67,777	441,529
Translation of Foreign Currency Denominated Amounts	(8)	(155)	—	(267)

Net Realized and Unrealized Gain (Loss)	4,745	6,716	63,259	507,244

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,516	$26,009	$90,197	$558,026

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

81

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	International Vector Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*	Emerging Markets Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $274, $1,909, $962 and $2,409, respectively)	$3,053	$18,344	$10,848	$23,597
Interest	2	3	3	8
Income from Securities Lending	217	858	1,020	1,547
Expenses Allocated from Affiliated Investment Companies	—	(1,809)	(1,828)	—

Total Investment Income	3,272	17,396	10,043	25,152

Expenses
Investment Advisory Services Fees	653	—	—	7,974
Administrative Services Fees	—	4,205	2,825	—
Accounting & Transfer Agent Fees	29	22	15	172
Custodian Fees	37	—	—	787
Filing Fees	12	28	23	59
Shareholders’ Reports	5	51	22	55
Directors’/Trustees’ Fees & Expenses	2	12	7	16
Professional Fees	3	16	9	48
Other	3	12	7	25

Total Expenses	744	4,346	2,908	9,136

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	28	—	—	—

Net Expenses	772	4,346	2,908	9,136

Net Investment Income (Loss)	2,500	13,050	7,135	16,016

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	764	106,949	79,388	15,828
Foreign Currency Transactions	(23)	392	31	204
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	17,680	157,645	132,629	385,783
Translation of Foreign Currency Denominated Amounts	(12)	(33)	(133)	24
Change in Deferred Thailand Capital Gains Tax	—	(629)	(345)	(1,058)

Net Realized and Unrealized Gain (Loss)	18,409	264,324	211,570	400,781

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,909	$277,374	$218,705	$416,797

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

82

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$923	$1,409	$46,971	$113,440	$5,279	$13,400
Net Realized Gain (Loss) on:
Investment Securities Sold	909	(24,217)	309,269	(2,244,299)	25,260	(80,571)
Futures	17,911	25,750	—	—	(256)	(823)
Foreign Currency Transactions	1,021	(1,379)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,406)	2,720	979,704	2,728,048	500,501	244,441
Futures	5,556	1,705	—	—	—	(3)
Translation of Foreign Currency Denominated Amounts	204	39	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	25,118	6,027	1,335,944	597,189	530,784	176,444

Distributions From:
Net Investment Income:
Class R1 Shares	—	—	—	—	(158)	(424)
Class R2 Shares	—	—	—	—	(12)	(27)
Institutional Class Shares	(693)	(17,802)	(48,952)	(123,996)	(5,762)	(13,728)
Net Short-Term Gains:
Institutional Class Shares	—	(1,762)	—	(6,242)	—	—

Total Distributions	(693)	(19,564)	(48,952)	(130,238)	(5,932)	(14,179)

Capital Share Transactions (1):
Shares Issued	7,345	58,709 *	646,256	1,807,041	584,632	850,582
Shares Issued in Lieu of Cash Distributions	664	18,404	44,891	117,409	5,495	13,641
Shares Redeemed	(34,208)	(98,676)	(772,039)	(1,858,197)	(183,064)	(425,490)

Net Increase (Decrease) from Capital Share Transactions	(26,199)	(21,563)	(80,892)	66,253	407,063	438,733

Total Increase (Decrease) in Net Assets	(1,774)	(35,100)	1,206,100	533,204	931,915	600,998
Net Assets
Beginning of Period	165,231	200,331	5,863,652	5,330,448	1,483,760	882,762

End of Period	$163,457	$165,231	$7,069,752	$5,863,652	$2,415,675	$1,483,760

(1) Shares Issued and Redeemed:
Shares Issued	1,032	9,053	36,691	140,615	41,395	88,462
Shares Issued in Lieu of Cash Distributions	97	3,392	2,626	10,018	440	1,442
Shares Redeemed	(4,806)	(17,904)	(43,485)	(145,245)	(13,570)	(44,353)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,677)	(5,459)	(4,168)	5,388	28,265	45,551

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$515	$285	$11,559	$13,540	$703	$1,308

*	Includes $7,414 in capital contributions related to the liquidation of The Enhanced U.S. Large Company Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

83

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,955	$16,559	$16,576	$31,729	$28,401	$55,180
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	195,400	(373,304)	859	(60,672)	(1,476)	(38,804)
Futures	—	570	—	683	—	3,212
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	1,701,730	602,920	410,703	253,827	844,619	375,912
Futures	—	—	—	(2)	—	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,908,085	246,745	428,138	225,565	871,544	395,499

Distributions From:
Net Investment Income:
Institutional Class Shares	(18,712)	(69,882)	(12,483)	(31,598)	(21,610)	(55,009)

Total Distributions	(18,712)	(69,882)	(12,483)	(31,598)	(21,610)	(55,009)

Capital Share Transactions (1):
Shares Issued	550,662	1,293,768 *	463,893	1,158,480	506,878	1,847,067
Shares Issued in Lieu of Cash Distributions	17,944	67,125	11,082	30,660	21,242	54,122
Shares Redeemed	(747,332)	(1,372,042)	(245,973)	(714,086)	(386,178)	(938,382)

Net Increase (Decrease) from Capital Share Transactions	(178,726)	(11,149)	229,002	475,054	141,942	962,807

Total Increase (Decrease) in Net Assets	1,710,647	165,714	644,657	669,021	991,876	1,303,297
Net Assets
Beginning of Period	5,669,659	5,503,945	1,989,583	1,320,562	3,804,325	2,501,028

End of Period	$7,380,306	$5,669,659	$2,634,240	$1,989,583	$4,796,201	$3,804,325

(1) Shares Issued and Redeemed:
Shares Issued	26,413	72,979	48,677	160,998	54,294	258,455
Shares Issued in Lieu of Cash Distributions	940	4,580	1,194	4,155	2,326	7,485
Shares Redeemed	(36,947)	(94,264)	(26,042)	(101,230)	(41,285)	(135,979)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,594)	(16,705)	23,829	63,923	15,335	129,961

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(4,778)	$2,918	$4,481	$373	$7,529	$698

*	Includes $28,400 in capital contributions related to the liquidation of The U.S. Small Cap Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

84

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,740	$14,733	$10,023	$10,818	$8,345	$10,509
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	1,131	(80,019)	76,804	(68,079)	96,583	(190,350)
Futures	—	407	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	314,030	173,818	676,011	284,014	724,671	168,490

Net Increase (Decrease) in Net Assets Resulting from Operations	321,901	108,939	762,838	226,753	829,599	(11,351)

Distributions From:
Net Investment Income:
Institutional Class Shares	(7,024)	(16,454)	(11,114)	(26,412)	(8,785)	(57,816)

Total Distributions	(7,024)	(16,454)	(11,114)	(26,412)	(8,785)	(57,816)

Capital Share Transactions (1):
Shares Issued	206,096	508,175	389,090	877,915 *	154,117	588,720 **
Shares Issued in Lieu of Cash Distributions	6,933	16,189	10,327	24,690	8,460	56,003
Shares Redeemed	(154,898)	(289,358)	(338,637)	(647,794)	(271,716)	(681,416)

Net Increase (Decrease) from Capital Share Transactions	58,131	235,006	60,780	254,811	(109,139)	(36,693)

Total Increase (Decrease) in Net Assets	373,008	327,491	812,504	455,152	711,675	(105,860)
Net Assets
Beginning of Period	1,178,114	850,623	2,522,001	2,066,849	2,818,365	2,924,225

End of Period	$1,551,122	$1,178,114	$3,334,505	$2,522,001	$3,530,040	$2,818,365

(1) Shares Issued and Redeemed:
Shares Issued	22,753	74,700	22,165	67,035	14,397	53,716
Shares Issued in Lieu of Cash Distributions	799	2,427	641	2,058	823	6,981
Shares Redeemed	(16,941)	(44,108)	(19,798)	(54,475)	(24,921)	(84,421)

Net Increase (Decrease) from Shares Issued and Redeemed	6,611	33,019	3,008	14,618	(9,701)	(23,724)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,611	$1,895	$2,689	$3,780	$2,660	$3,100

*	Includes $8,355 in capital contributions related to the liquidation of The U.S. Small Cap Series. See Organization note within the Notes to Financial Statements.
**	Includes $11,529 in capital contributions related to the liquidation of The U.S. Micro Cap Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

85

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Real Estate Securities Portfolio		Large Cap International Portfolio		International Core Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$36,265	$69,730	$17,678	$36,172	$43,209	$77,941
Capital Gain Distributions Received from Investment Securities	6,644	16,169	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	(25,226)	(106,626)	(4,108)	(150,602)	3,222	(83,575)
Futures	—	(1,065)	—	919	—	(2,556)
Foreign Currency Transactions	—	—	110	951	(28)	1,319
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	673,476	92,786	46,839	374,243	202,998	928,934
Futures	—	(10)	—	—	—	(15)
Translation of Foreign Currency Denominated Amounts	—	—	(64)	(64)	(156)	(108)

Net Increase (Decrease) in Net Assets Resulting from Operations	691,159	70,984	60,455	261,619	249,245	921,940

Distributions From:
Net Investment Income:
Institutional Class Shares	(38,292)	(95,934)	(14,977)	(32,286)	(17,579)	(77,469)

Total Distributions	(38,292)	(95,934)	(14,977)	(32,286)	(17,579)	(77,469)

Capital Share Transactions (1):
Shares Issued	250,745	760,871	217,482	380,682	711,598	1,709,907
Shares Issued in Lieu of Cash Distributions	37,144	93,552	14,424	31,081	16,791	75,441
Shares Redeemed	(319,638)	(557,875)	(132,528)	(483,605)	(336,512)	(911,026)

Net Increase (Decrease) from Capital Share Transactions	(31,749)	296,548	99,378	(71,842)	391,877	874,322

Total Increase (Decrease) in Net Assets	621,118	271,598	144,856	157,491	623,543	1,718,793
Net Assets
Beginning of Period	2,018,559	1,746,961	1,364,351	1,206,860	3,699,842	1,981,049

End of Period	$2,639,677	$2,018,559	$1,509,207	$1,364,351	$4,323,385	$3,699,842

(1) Shares Issued and Redeemed:
Shares Issued	14,303	61,585	11,665	26,226	69,864	227,407
Shares Issued in Lieu of Cash Distributions	2,210	7,388	777	2,085	1,667	9,039
Shares Redeemed	(18,097)	(45,050)	(7,073)	(34,086)	(33,053)	(123,941)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,584)	23,923	5,369	(5,775)	38,478	112,505

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$13,666	$8,197	$8,294	$5,593	$27,778	$2,148

See accompanying Notes to Financial Statements.

86

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio		Japanese Small Company Portfolio		Asia Pacific Small Company Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$38,301	$83,540	$1,041	$1,879	$1,237	$2,525
Net Realized Gain (Loss) on:
Investment Securities Sold	9,524	(110,040)	(10,021)	(14,110)	1,476	(8,877)
Futures	—	592	—	43	—	(89)
Foreign Currency Transactions	(206)	1,180	10	250	1	23
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	358,485	1,280,471	16,554	37,328	10,894	52,469
Futures	—	1	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(407)	(297)	(26)	(61)	(11)	29

Net Increase (Decrease) in Net Assets Resulting from Operations	405,697	1,255,447	7,558	25,329	13,597	46,080

Distributions From:
Net Investment Income:
Institutional Class Shares	(29,422)	(81,118)	(855)	(2,426)	(1,428)	(2,724)

Total Distributions	(29,422)	(81,118)	(855)	(2,426)	(1,428)	(2,724)

Capital Share Transactions (1):
Shares Issued	529,150	890,444	6,785	18,298	13,574	18,265
Shares Issued in Lieu of Cash Distributions	27,951	77,147	748	2,219	1,261	2,398
Shares Redeemed	(361,182)	(956,429)	(6,152)	(62,735)	(11,270)	(26,210)

Net Increase (Decrease) from Capital Share Transactions	195,919	11,162	1,381	(42,218)	3,565	(5,547)

Total Increase (Decrease) in Net Assets	572,194	1,185,491	8,084	(19,315)	15,734	37,809
Net Assets
Beginning of Period	4,269,864	3,084,373	114,058	133,373	101,853	64,044

End of Period	$4,842,058	$4,269,864	$122,142	$114,058	$117,587	$101,853

(1) Shares Issued and Redeemed:
Shares Issued	36,113	81,822	476	1,589	616	1,318
Shares Issued in Lieu of Cash Distributions	1,975	6,961	54	174	59	196
Shares Redeemed	(24,845)	(89,990)	(437)	(4,937)	(513)	(2,055)

Net Increase (Decrease) from Shares Issued and Redeemed	13,243	(1,207)	93	(3,174)	162	(541)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$22,828	$13,949	$851	$665	$113	$246

See accompanying Notes to Financial Statements.

87

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio		Continental Small Company Portfolio		DFA International Real Estate Securities Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$309	$861	$771	$2,168	$19,293	$32,101
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,127)	(2,247)	(869)	(7,421)	(27,751)	(36,531)
Futures	—	26	—	(137)	—	234
Foreign Currency Transactions	(5)	(10)	(13)	(49)	224	185
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,382	9,569	5,635	37,449	34,398	170,229
Futures	—	—	—	(1)	—	—
Translation of Foreign Currency Denominated Amounts	(2)	(6)	(8)	24	(155)	209

Net Increase (Decrease) in Net Assets Resulting from Operations	2,557	8,193	5,516	32,033	26,009	166,427

Distributions From:
Net Investment Income:
Institutional Class Shares	(295)	(658)	(408)	(2,087)	(78,863)	(11,227)

Total Distributions	(295)	(658)	(408)	(2,087)	(78,863)	(11,227)

Capital Share Transactions (1):
Shares Issued	1,528	4,137	6,451	14,850	147,562	331,853
Shares Issued in Lieu of Cash Distributions	234	556	361	1,874	78,275	11,113
Shares Redeemed	(1,861)	(10,248)	(8,177)	(29,732)	(92,431)	(150,317)

Net Increase (Decrease) from Capital Share Transactions	(99)	(5,555)	(1,365)	(13,008)	133,406	192,649

Total Increase (Decrease) in Net Assets	2,163	1,980	3,743	16,938	80,552	347,849
Net Assets
Beginning of Period	27,863	25,883	110,926	93,988	742,329	394,480

End of Period	$30,026	$27,863	$114,669	$110,926	$822,881	$742,329

(1) Shares Issued and Redeemed:
Shares Issued	77	288	417	1,344	30,255	82,981
Shares Issued in Lieu of Cash Distributions	12	36	23	148	16,761	3,104
Shares Redeemed	(92)	(733)	(529)	(2,868)	(19,208)	(38,756)

Net Increase (Decrease) from Shares Issued and Redeemed	(3)	(409)	(89)	(1,376)	27,808	47,329

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$185	$171	$351	$(12)	$(34,727)	$24,078

See accompanying Notes to Financial Statements.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$26,938	$7,504	$50,782	$118,909	$2,500	$4,181
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,518)	(6,921)	67,551	(20,925)	764	(3,551)
Futures	—	—	—	(9,031)	—	(232)
Foreign Currency Transactions	—	—	(1,569)	(2,189)	(23)	(23)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	67,777	66,893	441,529	1,907,503	17,680	71,485
Futures	—	—	—	(28)	—	(1)
Translation of Foreign Currency Denominated Amounts	—	—	(267)	(469)	(12)	(11)

Net Increase (Decrease) in Net Assets Resulting from Operations	90,197	67,476	558,026	1,993,770	20,909	71,848

Distributions From:
Net Investment Income:
Institutional Class Shares	(30,870)	(2,346)	(34,172)	(105,935)	(1,177)	(3,671)
Net Short-Term Gains:
Institutional Class Shares	—	(24)	—	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	—	—	(25,433)	—	—

Total Distributions	(30,870)	(2,370)	(34,172)	(131,368)	(1,177)	(3,671)

Capital Share Transactions (1):
Shares Issued	150,986	345,457	828,067	1,516,998	65,221	203,871
Shares Issued in Lieu of Cash Distributions	30,424	2,351	31,656	123,396	1,128	3,533
Shares Redeemed	(63,221)	(71,084)	(677,664)	(1,442,587)	(21,624)	(79,811)

Net Increase (Decrease) from Capital Share Transactions	118,189	276,724	182,059	197,807	44,725	127,593

Total Increase (Decrease) in Net Assets	177,516	341,830	705,913	2,060,209	64,457	195,770
Net Assets
Beginning of Period	432,502	90,672	6,859,957	4,799,748	262,544	66,774

End of Period	$610,018	$432,502	$7,565,870	$6,859,957	$327,001	$262,544

(1) Shares Issued and Redeemed:
Shares Issued	21,632	62,358	53,650	132,410	6,772	30,203
Shares Issued in Lieu of Cash Distributions	4,617	445	2,126	10,640	120	455
Shares Redeemed	(9,212)	(13,777)	(44,335)	(126,703)	(2,270)	(12,091)

Net Increase (Decrease) from Shares Issued and Redeemed	17,037	49,026	11,441	16,347	4,622	18,567

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$986	$4,918	$28,661	$11,837	$2,038	$715

See accompanying Notes to Financial Statements.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio		Emerging Markets Small Cap Portfolio		Emerging Markets Core Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13,050	$33,922	$7,135	$15,885	$16,016	$36,040
Net Realized Gain (Loss) on:
Investment Securities Sold	106,949	37,268	79,388	(15,114)	15,828	(25,567)
Futures	—	(2,712)	—	(630)	—	(873)
Foreign Currency Transactions	392	(28)	31	(178)	204	(297)
In-Kind Redemptions	—	17,805 *	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	157,645	592,684	132,629	522,143	385,783	981,322
Futures	—	(30)	—	(9)	—	(4)
Translation of Foreign Currency Denominated Amounts	(33)	196	(133)	168	24	33
Change in Deferred Thailand Capital Gains Tax	(629)	(1,264)	(345)	(785)	(1,058)	(1,800)

Net Increase (Decrease) in Net Assets Resulting from Operations	277,374	677,841	218,705	521,480	416,797	988,854

Distributions From:
Net Investment Income:
Institutional Class Shares	(8,451)	(33,127)	(4,954)	(16,832)	(12,107)	(29,028)
Net Short-Term Gains:
Institutional Class Shares	(2,485)	—	—	—	—	—
Net Long-Term Gains:
Institutional Class Shares	(29,814)	(20,948)	—	—	—	—

Total Distributions	(40,750)	(54,075)	(4,954)	(16,832)	(12,107)	(29,028)

Capital Share Transactions (1):
Shares Issued	199,848	448,802	204,267	278,046	710,034	935,028
Shares Issued in Lieu of Cash Distributions	36,943	48,701	4,241	15,192	11,322	27,561
Shares Redeemed	(309,292)	(663,241)*	(153,465)	(211,257)	(294,797)	(622,906)

Net Increase (Decrease) from Capital Share Transactions	(72,501)	(165,738)	55,043	81,981	426,559	339,683

Total Increase (Decrease) in Net Assets	164,123	458,028	268,794	586,629	831,249	1,299,509
Net Assets
Beginning of Period	1,966,288	1,508,260	1,133,958	547,329	2,455,035	1,155,526

End of Period	$2,130,411	$1,966,288	$1,402,752	$1,133,958	$3,286,284	$2,455,035

(1) Shares Issued and Redeemed:
Shares Issued	7,331	23,617	10,223	23,468	38,884	84,048
Shares Issued in Lieu of Cash Distributions	1,384	2,705	223	1,244	636	2,073
Shares Redeemed	(11,370)	(36,851)	(8,009)	(18,390)	(16,268)	(54,153)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,655)	(10,529)	2,437	6,322	23,252	31,968

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$7,906	$3,281	$4,504	$2,323	$10,573	$6,664

*	See Note M in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$6.48		$6.47		$10.91		$10.95		$9.82		$9.35		$8.42

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.05	(A)	0.39	(A)	0.30	(A)	0.12	(A)	0.29		0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	1.00		0.61		(3.74)		0.45		1.19		0.37		0.94

Total From Investment Operations	1.04		0.66		(3.35)		0.75		1.31		0.66		1.03

Less Distributions
Net Investment Income	(0.03)		(0.59)		(0.36)		(0.36)		(0.18)		(0.19)		(0.10)
Net Realized Gains	—		(0.06)		(0.73)		(0.43)		—		—		—

Total Distributions	(0.03)		(0.65)		(1.09)		(0.79)		(0.18)		(0.19)		(0.10)

Net Asset Value, End of Period	$7.49		$6.48		$6.47		$10.91		$10.95		$9.82		$9.35

Total Return	16.06	%(C)	12.23%		(33.89	)%(C)	7.13%		13.52%		7.08%		12.28%

Net Assets, End of Period (thousands)	$163,457		$165,231		$200,331		$337,050		$347,216		$313,543		$221,744
Ratio of Expenses to Average Net Assets	0.27	%(B)	0.29	%**	0.25	%(B)(D)	0.25	%(D)	0.26	%(D)	0.34	%(D)	0.37	%(D)
Ratio of Net Investment Income to Average Net Assets	1.11	%(B)	0.86%		4.74	%(B)	2.67%		1.19%		3.11%		0.95%
Portfolio Turnover Rate	51	%(C)	46	%*	N/A		N/A		N/A		N/A		N/A

	U.S. Large Cap Value Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$15.81		$14.58		$24.44		$25.40		$21.93		$19.37		$16.14

Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.31	(A)	0.36	(A)	0.33	(A)	0.38	(A)	0.30		0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	3.47		1.28		(8.83)		(0.43)		3.50		2.49		3.28

Total From Investment Operations	3.60		1.59		(8.47)		(0.10)		3.88		2.79		3.44

Less Distributions
Net Investment Income	(0.13)		(0.34)		(0.35)		(0.32)		(0.35)		(0.23)		(0.21)
Net Realized Gains	—		(0.02)		(1.04)		(0.54)		(0.06)		—		—

Total Distributions	(0.13)		(0.36)		(1.39)		(0.86)		(0.41)		(0.23)		(0.21)

Net Asset Value, End of Period	$19.28		$15.81		$14.58		$24.44		$25.40		$21.93		$19.37

Total Return	22.89	%(C)	11.76%		(36.63	)%(C)	(0.49)%		17.97%		14.49%		21.48%

Net Assets, End of Period (thousands)	$7,069,752		$5,863,652		$5,330,448		$7,535,552		$6,410,086		$4,046,083		$2,630,361
Ratio of Expenses to Average Net Assets	0.28	%(B)(D)	0.30	%(D)	0.28	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)
Ratio of Net Investment Income to Average Net Assets	1.45	%(B)	2.26%		1.86	%(B)	1.28%		1.64%		1.48%		0.89%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

*	For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Targeted Value Portfolio- Class R1 Shares	U.S. Targeted Value Portfolio- Class R2 Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Jan. 31, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period June 30, 2008(a) to Oct. 31, 2008

(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$7.98	$7.43	$10.00	$8.42	$7.83	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.02	(A)	0.08	(A)	0.09	(A)	0.02	(A)	0.07	(A)	0.04	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	2.66	0.59	(2.56)	2.78	0.63	(2.17)

Total From Investment Operations	2.68	0.67	(2.47)	2.80	0.70	(2.13)

Less Distributions
Net Investment Income	(0.04)	(0.12)	(0.10)	(0.03)	(0.11)	(0.04)
Net Realized Gains	—	—	—	—	—	—

Total Distributions	(0.04)	(0.12)	(0.10)	(0.03)	(0.11)	(0.04)

Net Asset Value, End of Period	$10.62	$7.98	$7.43	$11.19	$8.42	$7.83

Total Return	33.70	%(C)	9.36%	(24.96	)%(C)	33.40	%(C)	9.23%	(21.40	)%(C)

Net Assets, End of Period (thousands)	$41,731	$31,393	$25,599	$6,282	$2,930	$1,715
Ratio of Expenses to Average Net Assets	0.49	%(B)	0.52%	0.50	%(B)(E)	0.64	%(B)	0.67%	0.66	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.49	%(B)	0.52%	0.50	%(B)(E)	0.64	%(B)	0.67%	0.66	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.50	%(B)	1.12%	1.24	%(B)(E)	0.32	%(B)	0.91%	1.35	%(B)(E)
Portfolio Turnover Rate	6	%(C)	17%	20	%(C)	6	%(C)	17%	20	%(C)

U.S. Targeted Value Portfolio- Institutional Class Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$11.70	$10.84	$15.89	$18.69	$17.33	$17.09	$15.14

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.12	(A)	0.18	(A)	0.20	(A)	0.21	(A)	0.32	0.86
Net Gains (Losses) on Securities (Realized and Unrealized)	3.89	0.88	(4.68)	(1.32)	2.84	1.59	2.88

Total From Investment Operations	3.93	1.00	(4.50)	(1.12)	3.05	1.91	3.74

Less Distributions
Net Investment Income	(0.05)	(0.14)	(0.15)	(0.20)	(0.25)	(0.23)	(0.90)
Net Realized Gains	—	—	(0.40)	(1.48)	(1.44)	(1.44)	(0.89)

Total Distributions	(0.05)	(0.14)	(0.55)	(1.68)	(1.69)	(1.67)	(1.79)

Net Asset Value, End of Period	$15.58	$11.70	$10.84	$15.89	$18.69	$17.33	$17.09

Total Return	33.64	%(C)	9.47%	(29.27	)%(C)	(6.59)%	19.48%	12.17%	27.36%

Net Assets, End of Period (thousands)	$2,367,662	$1,449,437	$855,448	$554,805	$215,338	$172,595	$159,325
Ratio of Expenses to Average Net Assets	0.38	%(B)	0.41%	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.50	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.38	%(B)	0.41%	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.48	%(D)
Ratio of Net Investment Income to Average Net Assets	0.58	%(B)	1.19%	1.39	%(B)	1.12%	1.19%	1.91%	0.27%
Portfolio Turnover Rate	6	%(C)	17%	20	%(C)	9	%(C)*	N/A	N/A	N/A

*	For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$17.69		$16.32		$26.49		$31.59		$28.74		$27.71		$ 23.26

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.04	(A)	0.18	(A)	0.30	(A)	0.28	(A)	0.29		0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	6.07		1.54		(7.86)		(2.72)		5.06		2.66		5.73

Total From Investment Operations	6.11		1.58		(7.68)		(2.42)		5.34		2.95		6.03

Less Distributions
Net Investment Income	(0.06)		(0.21)		(0.22)		(0.28)		(0.23)		(0.26)		(0.38)
Net Realized Gains	—		—		(2.27)		(2.40)		(2.26)		(1.66)		(1.20)

Total Distributions	(0.06)		(0.21)		(2.49)		(2.68)		(2.49)		(1.92)		(1.58)

Net Asset Value, End of Period	$23.74		$17.69		$16.32		$26.49		$31.59		$28.74		$ 27.71

Total Return	34.62	%(C)	9.97%		(31.80	)%(C)	(8.41)%		20.29%		11.32%		27.46%

Net Assets, End of Period (thousands)	$7,380,306		$5,669,659		$5,503,945		$8,802,846		$8,738,278		$6,924,234		$5,795,166
Ratio of Expenses to Average Net Assets	0.53	%(B)	0.54	%**	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56%(	D)
Ratio of Net Investment Income to Average Net Assets	0.35	%(B)	0.27%		0.86	%(B)	0.98%		0.94%		1.04%		0.04%
Portfolio Turnover Rate	10	%(C)	21	%*	N/A		N/A		N/A		N/A		N/A

*	For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

93

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Core Equity 1 Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005

(Unaudited)
Net Asset Value, Beginning of Period	$8.54	$7.81	$11.83	$11.50	$10.22	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.15	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.70	0.73	(4.03)	0.35	1.28	0.19

Total From Investment Operations	1.77	0.88	(3.86)	0.54	1.45	0.22

Less Distributions
Net Investment Income	(0.05)	(0.15)	(0.16)	(0.18)	(0.17)	—
Net Realized Gains	—	—	—	(0.03)	—	—

Total Distributions	(0.05)	(0.15)	(0.16)	(0.21)	(0.17)	—

Net Asset Value, End of Period	$10.26	$8.54	$7.81	$11.83	$11.50	$10.22

Total Return	20.82	%(C)	11.64%	(32.85	)%(C)	4.68%	14.35%	2.20	%(C)

Net Assets, End of Period (thousands)	$2,634,240	$1,989,583	$1,320,562	$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.22%	0.20	%(B)	0.20%	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20	%(B)	0.22%	0.20	%(B)	0.20%	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.46	%(B)	2.02%	1.78	%(B)	1.53%	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	2	%(C)	7%	5	%(C)	10%	6%	0	%(C)

U.S. Core Equity 2 Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005

(Unaudited)
Net Asset Value, Beginning of Period	$8.39	$7.73	$11.77	$11.65	$10.24	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.14	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.83	0.66	(4.04)	0.13	1.40	0.21

Total From Investment Operations	1.89	0.80	(3.87)	0.32	1.57	0.24

Less Distributions
Net Investment Income	(0.05)	(0.14)	(0.17)	(0.17)	(0.16)	—
Net Realized Gains	—	—	—	(0.03)	—	—

Total Distributions	(0.05)	(0.14)	(0.17)	(0.20)	(0.16)	—

Net Asset Value, End of Period	$10.23	$8.39	$7.73	$11.77	$11.65	$10.24

Total Return	22.56	%(C)	10.66%	(33.16	)%(C)	2.78%	15.50%	2.40	%(C)

Net Assets, End of Period (thousands)	$4,796,201	$3,804,325	$2,501,028	$2,939,420	$1,216,310	$182,078
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.26%	0.26	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.26%	0.38	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.33	%(B)	1.89%	1.77	%(B)	1.55%	1.55%	1.92	%(B)(E)
Portfolio Turnover Rate	3	%(C)	4%	8	%(C)	7%	5%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

94

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Vector Equity Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 30, 2005(a) to Nov. 30, 2006

(Unaudited)
Net Asset Value, Beginning of Period	$8.03	$7.48	$11.38	$11.79	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.11	(A)	0.15	(A)	0.16	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	2.09	0.57	(3.89)	(0.25)	1.73

Total From Investment Operations	2.13	0.68	(3.74)	(0.09)	1.86

Less Distributions
Net Investment Income	(0.05)	(0.13)	(0.16)	(0.14)	(0.07)
Net Realized Gains	—	—	—	(0.18)	—

Total Distributions	(0.05)	(0.13)	(0.16)	(0.32)	(0.07)

Net Asset Value, End of Period	$10.11	$8.03	$7.48	$11.38	$11.79

Total Return	26.59	%(C)	9.47%	(33.29	)%(C)	(0.87)%	18.65	%(C)

Net Assets, End of Period (thousands)	$1,551,122	$1,178,114	$850,623	$959,742	$403,312
Ratio of Expenses to Average Net Assets	0.34	%(B)	0.35%	0.34	%(B)	0.34%	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.34	%(B)	0.35%	0.34	%(B)	0.33%	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.00	%(B)	1.60%	1.66	%(B)	1.29%	1.24	%(B)(E)
Portfolio Turnover Rate	5	%(C)	11%	11	%(C)	14%	24	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$14.89		$13.35		$20.64		$22.46		$20.75		$19.13		$16.52

Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.06	(A)	0.14	(A)	0.21	(A)	0.17	(A)	0.15		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	4.46		1.65		(6.08)		(0.66)		2.84		1.75		2.67

Total From Investment Operations	4.52		1.71		(5.94)		(0.45)		3.01		1.90		2.72

Less Distributions
Net Investment Income	(0.07)		(0.17)		(0.17)		(0.21)		(0.13)		(0.13)		(0.10)
Net Realized Gains	—		—		(1.18)		(1.16)		(1.17)		(0.15)		—
Tax Return of Capital	—		—		—		—		—		—		(0.01)

Total Distributions	(0.07)		(0.17)		(1.35)		(1.37)		(1.30)		(0.28)		(0.11)

Net Asset Value, End of Period	$19.34		$14.89		$13.35		$20.64		$22.46		$20.75		$19.13

Total Return	30.49	%(C)	13.08%		(30.67	)%(C)	(2.17)%		15.49%		10.04%		16.59%

Net Assets, End of Period (thousands)	$3,334,505		$2,522,001		$2,066,849		$3,285,093		$3,297,199		$2,641,670		$2,137,970
Ratio of Expenses to Average Net Assets	0.38	%(B)	0.40	%**	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)
Ratio of Net Investment Income to Average Net Assets	0.71	%(B)	0.50%		0.86	%(B)	0.95%		0.82%		0.78%		0.22%
Portfolio Turnover Rate	9	%(C)	17	%*	N/A		N/A		N/A		N/A		N/A

	U.S. Micro Cap Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$9.57		$9.19		$14.80		$16.83		$15.91		$15.06		$13.34

Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.03	(A)	0.10	(A)	0.14	(A)	0.10	(A)	0.07		0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	2.83		0.54		(4.32)		(0.69)		2.04		1.43		1.93

Total From Investment Operations	2.86		0.57		(4.22)		(0.55)		2.14		1.50		2.12

Less Distributions
Net Investment Income	(0.03)		(0.19)		(0.13)		(0.13)		(0.08)		(0.06)		(0.22)
Net Realized Gains	—		—		(1.26)		(1.35)		(1.14)		(0.59)		(0.18)
Tax Return of Capital	—		—		—		—		—		—		—

Total Distributions	(0.03)		(0.19)		(1.39)		(1.48)		(1.22)		(0.65)		(0.40)

Net Asset Value, End of Period	$12.40		$9.57		$9.19		$14.80		$16.83		$15.91		$15.06

Total Return	29.95	%(C)	6.61%		(31.33	)%(C)	(3.63)%		14.52%		10.33%		16.34%

Net Assets, End of Period (thousands)	$3,530,040		$2,818,365		$2,924,225		$4,700,371		$4,824,003		$3,949,511		$3,214,520
Ratio of Expenses to Average Net Assets	0.53	%(B)	0.54	%**	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.54	%(B)	0.38%		0.91	%(B)	0.89%		0.64%		0.48%		0.06%
Portfolio Turnover Rate	4	%(C)	12	%*	N/A		N/A		N/A		N/A		N/A

*	For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

96

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Real Estate Securities Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$15.29	$16.16	$27.20	$33.80	$25.75	$23.02	$18.80

Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.58	(A)	0.64	(A)	0.62	(A)	0.64	(A)	0.82	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	4.97	(0.62)	(9.28)	(5.64)	8.84	3.33	4.47

Total From Investment Operations	5.24	(0.04)	(8.64)	(5.02)	9.48	4.15	5.09

Less Distributions
Net Investment Income	(0.29)	(0.83)	(0.30)	(0.70)	(1.02)	(0.86)	(0.71)
Net Realized Gains	—	—	(2.10)	(0.88)	(0.41)	(0.56)	(0.16)

Total Distributions	(0.29)	(0.83)	(2.40)	(1.58)	(1.43)	(1.42)	(0.87)

Net Asset Value, End of Period	$20.24	$15.29 $	$16.16	$27.20	$33.80	$25.75	$23.02

Total Return	34.66	%(C)	0.98%	(34.46	)%(C)	(15.45)%	38.23%	18.81%	29.44%

Net Assets, End of Period (thousands)	$2,639,677	$2,018,559	$1,746,961	$2,671,457	$2,837,026	$1,836,650	$1,308,898
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.36%	0.33	%(B)	0.33%	0.33%	0.37%	0.39%
Ratio of Net Investment Income to Average Net Assets	2.97	%(B)	4.54%	3.01	%(B)	1.99%	2.25%	3.11%	3.61%
Portfolio Turnover Rate	1	%(C)	2%	13	%(C)	17%	10%	3%	6%

Large Cap International Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$18.02	$14.81	$27.18	$23.60	$19.00	$17.31	$14.65

Income From Investment Operations
Net Investment Income (Loss)	0.23	(A)	0.48	(A)	0.68	(A)	0.68	(A)	0.55	(A)	0.44	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	0.57	3.16	(12.06)	3.57	4.68	1.72	2.86

Total From Investment Operations	0.80	3.64	(11.38)	4.25	5.23	2.16	3.17

Less Distributions
Net Investment Income	(0.20)	(0.43)	(0.64)	(0.67)	(0.63)	(0.47)	(0.51)
Net Realized Gains	—	—	(0.35)	—	—	—	—

Total Distributions	(0.20)	(0.43)	(0.99)	(0.67)	(0.63)	(0.47)	(0.51)

Net Asset Value, End of Period	$18.62	$18.02	$14.81	$27.18	$23.60	$19.00	$17.31

Total Return	4.43	%(C)	25.20%	(43.14	)%(C)	18.18%	28.00%	12.73%	22.09%

Net Assets, End of Period (thousands)	$1,509,207	$1,364,351	$1,206,860	$2,224,180	$1,673,239	$1,125,455	$844,883
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.32%	0.29	%(B)	0.29%	0.29%	0.37%	0.41%
Ratio of Net Investment Income to Average Net Assets	2.49	%(B)	3.14%	3.18	%(B)	2.62%	2.56%	2.41%	2.07%
Portfolio Turnover Rate	3	%(C)	12%	12	%(C)	5%	4%	4%	1%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

97

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Core Equity Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005

	(Unaudited)
Net Asset Value, Beginning of Period	$9.79		$7.46	$14.35		$12.82	$10.07	$ 10.00

Income From Investment Operations
Net Investment Income (Loss)(A)	0.11		0.23	0.37		0.35	0.28	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	0.53		2.32	(6.76)		1.54	2.71	0.03

Total From Investment Operations	0.64		2.55	(6.39)		1.89	2.99	0.07

Less Distributions
Net Investment Income	(0.05)		(0.22)	(0.35)		(0.32)	(0.24)	—
Net Realized Gains	—		—	(0.15)		(0.04)	—	—

Total Distributions	(0.05)		(0.22)	(0.50)		(0.36)	(0.24)	—

Net Asset Value, End of Period	$10.38		$9.79	$7.46		$14.35	$12.82	$ 10.07

Total Return	6.50	%(C)	34.81%	(45.76	)%(C)	14.83%	30.06%	0.70%(C)

Net Assets, End of Period (thousands)	$4,323,385		$3,699,842	$1,981,049		$2,342,187	$851,077	$121,249
Ratio of Expenses to Average Net Assets	0.40	%(B)	0.41%	0.41	%(B)	0.41%	0.48%	0.49%(B)(	E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)	0.41%	0.41	%(B)	0.41%	0.46%	0.90%(B)(	E)
Ratio of Net Investment Income to Average Net Assets	2.16	%(B)	2.84%	3.39	%(B)	2.49%	2.35%	1.89%(B)(	E)
Portfolio Turnover Rate	1	%(C)	5%	4	%(C)	4%	2%	0%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

98

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

International Small Company Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$13.99	$10.07	$20.80	$19.43 $	$16.19	$14.12	$11.00

Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.28	(A)	0.44	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	1.20	3.91	(9.55)	2.07	4.02	2.38	3.24

Total From Investment Operations	1.32	4.19	(9.11)	2.50	4.38	2.69	3.46

Less Distributions
Net Investment Income	(0.10)	(0.27)	(0.45)	(0.46)	(0.36)	(0.29)	(0.34)
Net Realized Gains	—	—	(1.17)	(0.67)	(0.78)	(0.33)	—

Total Distributions	(0.10)	(0.27)	(1.62)	(1.13)	(1.14)	(0.62)	(0.34)

Net Asset Value, End of Period	$15.21	$13.99	$10.07	$20.80	$19.43	$16.19	$14.12

Total Return	9.46	%(C)	42.34%	(47.13	)%(C)	13.29%	28.51%	19.74%	32.10%

Net Assets, End of Period (thousands)	$4,842,058	$4,269,864	$3,084,373	$5,597,209	$4,546,071	$2,725,231	$1,658,184
Ratio of Expenses to Average Net Assets (D)	0.55	%(B)	0.57%	0.55	%(B)	0.55%	0.56%	0.64%	0.69%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55	%(B)	0.57%	0.55	%(B)	0.55%	0.56%	0.64%	0.69%
Ratio of Net Investment Income to Average Net Assets	1.72	%(B)	2.48%	2.90	%(B)	2.03%	2.04%	2.05%	1.82%

Japanese Small Company Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$14.32	$11.97	$16.75	$17.23	$17.97	$13.99	$10.80

Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.22	(A)	0.29	(A)	0.27	(A)	0.22	(A)	0.16	(A)	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.82	2.39	(4.78)	(0.52)	(0.73)	4.00	3.16

Total From Investment Operations	0.95	2.61	(4.49)	(0.25)	(0.51)	4.16	3.38

Less Distributions
Net Investment Income	(0.11)	(0.26)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)
Net Realized Gains	—	—	—	—	—	—	—

Total Distributions	(0.11)	(0.26)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)

Net Asset Value, End of Period	$15.16	$14.32	$11.97	$16.75	$17.23	$17.97	$13.99

Total Return	6.68	%(C)	22.08%	(27.16	)%(C)	(1.51)%	(2.94)%	30.13%	31.79%

Net Assets, End of Period (thousands)	$122,142	$114,058	$133,373	$199,080	$168,957	$169,995	$65,879
Ratio of Expenses to Average Net Assets (D)	0.58	%(B)	0.59%	0.58	%(B)	0.56%	0.61%	0.68%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.58	%(B)	0.59%	0.58	%(B)	0.56%	0.58%	0.68%	0.79%
Ratio of Net Investment Income to Average Net Assets	1.87	%(B)	1.68%	2.18	%(B)	1.51%	1.19%	1.03%	1.01%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

99

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$20.59	$11.67	$28.73	$20.26	$15.28	$14.54	$12.10

Income From Investment Operations
Net Investment Income (Loss)	0.25	(A)	0.50	(A)	0.83	(A)	0.79	(A)	0.64	(A)	0.70	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)	2.47	8.95	(17.04)	8.43	4.92	0.54	2.58

Total From Investment Operations	2.72	9.45	(16.21)	9.22	5.56	1.24	3.08

Less Distributions
Net Investment Income	(0.29)	(0.53)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)
Net Realized Gains	—	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—

Total Distributions	(0.29)	(0.53)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)

Net Asset Value, End of Period	$23.02	$20.59	$11.67	$28.73	$20.26	$15.28	$14.54

Total Return	13.29	%(C)	84.11%	(57.94	)%(C)	46.55%	37.52%	8.81%	26.73%

Net Assets, End of Period (thousands)	$117,587	$101,853	$64,044	$146,307	$71,537	$38,927	$26,735
Ratio of Expenses to Average Net Assets(D)	0.63	%(B)	0.65%	0.62	%(B)	0.62%	0.64%	0.74%	0.80%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.60	%(B)	0.65%	0.61	%(B)	0.59%	0.64%	0.86%	0.96%
Ratio of Net Investment Income to Average Net Assets	2.27	%(B)	3.53%	3.85	%(B)	3.13%	3.68%	3.89%	3.29%

United Kingdom Small Company Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$19.83	$14.27	$31.29	$32.97	$24.65	$23.47	$19.26

Income From Investment Operations
Net Investment Income (Loss)	0.22	(A)	0.55	(A)	0.77	(A)	0.78	(A)	0.61	(A)	0.64	(A)	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	1.57	5.44	(15.84)	(0.08)	9.61	2.15	4.87

Total From Investment Operations	1.79	5.99	(15.07)	0.70	10.22	2.79	5.35

Less Distributions
Net Investment Income	(0.21)	(0.43)	(0.72)	(1.03)	(0.68)	(0.59)	(1.14)
Net Realized Gains	—	—	(1.22)	(1.35)	(1.22)	(1.02)	—
Return of Capital	—	—	(0.01)	—	—	—	—

Total Distributions	(0.21)	(0.43)	(1.95)	(2.38)	(1.90)	(1.61)	(1.14)

Net Asset Value, End of Period	$21.41	$19.83	$14.27	$31.29	$32.97	$24.65	$23.47

Total Return	9.15	%(C)	42.81%	(50.97	)%(C)	1.94%	44.15%	12.35%	29.05%

Net Assets, End of Period (thousands)	$30,026	$27,863	$25,883	$37,139	$31,808	$20,578	$15,816
Ratio of Expenses to Average Net Assets(D)	0.60	%(B)	0.61%	0.59	%(B)	0.59%	0.60%	0.70%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.67	%(B)	0.70%	0.65	%(B)	0.62%	0.67%	0.89%	1.04%
Ratio of Net Investment Income to Average Net Assets	2.20	%(B)	3.62%	3.41	%(B)	2.28%	2.20%	2.70%	2.21%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

100

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Continental Small Company Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$15.02		$10.73		$22.95		$20.47		$15.78		$14.12		$12.60

Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.28	(A)	0.52	(A)	0.40	(A)	0.31	(A)	0.21		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.65		4.29		(11.32)		3.00		6.28		2.28		3.64

Total From Investment Operations	0.76		4.57		(10.80)		3.40		6.59		2.49		3.81

Less Distributions
Net Investment Income	(0.06)		(0.28)		(0.45)		(0.38)		(0.34)		(0.30)		(0.50)
Net Realized Gains	—		—		(0.96)		(0.54)		(1.56)		(0.53)		(1.79)
Return of Capital	—		—		(0.01)		—		—		—		—

Total Distributions	(0.06)		(0.28)		(1.42)		(0.92)		(1.90)		(0.83)		(2.29)

Net Asset Value, End of Period	$15.72		$15.02		$10.73		$22.95		$20.47		$15.78		$14.12

Total Return	5.04	%(C)	43.12%		(49.89	)%(C)	16.99%		46.33%		18.42%		35.91%

Net Assets, End of Period (thousands)	$114,669		$110,926		$93,988		$170,909		$90,261		$52,061		$33,839
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.62	%(D)	0.59	%(B)(D)	0.61	%(D)	0.62	%(D)	0.71	%(D)	0.73	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.59	%(B)(D)	0.61	%(D)	0.59	%(B)(D)	0.57	%(D)	0.61	%(D)	0.78	%(D)	0.87	%(D)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.36	%(B)	2.39%		3.04	%(B)	1.70%		1.78%		1.77%		1.56%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

DFA International Real Estate Securities Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period March 1, 2007(a) to Nov. 30, 2007

(Unaudited)
Net Asset Value, Beginning of Period	$5.24	$4.18	$9.35	$ 10.00

Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.26	(A)	0.34	(A)	0.23(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.05	0.91	(5.08)	(0.76)

Total From Investment Operations	0.17	1.17	(4.74)	(0.53)

Less Distributions
Net Investment Income	(0.55)	(0.11)	(0.43)	(0.12)
Net Realized Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions	(0.55)	(0.11)	(0.43)	(0.12)

Net Asset Value, End of Period	$4.86	$5.24	$4.18	$ 9.35

Total Return	3.61	%(C)	29.25%	(52.85	)%(C)	(5.38)%(C)

Net Assets, End of Period (thousands)	$822,881	$742,329	$394,480	$336,840
Ratio of Expenses to Average Net Assets	0.40	%(B)	0.43%	0.44	%(B)	0.48%(B)(	E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)	0.43%	0.44	%(B)	0.48%(B)(	E)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.01	%(B)	6.40%	5.20	%(B)	3.50%(B)(	E)
Portfolio Turnover Rate	3	%(C)	5%	1	%(C)	2%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period June 4, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$6.75	$6.04	$10.00	$14.92	$10.82	$22.05	$21.71	$17.57	$15.16	$11.52

Income From Investment Operations
Net Investment Income (Loss)	0.37	(A)	0.19	(A)	—	(A)	0.11	(A)	0.26	(A)	0.52	(A)	0.46	(A)	0.36	(A)	0.40	(A)	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	0.87	0.62	(3.96)	1.10	4.14	(9.60)	1.66	4.95	2.77	3.85

Total From Investment Operations	1.24	0.81	(3.96)	1.21	4.40	(9.08)	2.12	5.31	3.17	4.08

Less Distributions
Net Investment Income	(0.47)	(0.10)	—	(0.08)	(0.24)	(0.58)	(0.53)	(0.38)	(0.36)	(0.35)
Net Realized Gains	—	—	—	—	(0.06)	(1.57)	(1.25)	(0.79)	(0.40)	(0.09)

Total Distributions	(0.47)	(0.10)	—	(0.08)	(0.30)	(2.15)	(1.78)	(1.17)	(0.76)	(0.44)

Net Asset Value, End of Period	$7.52	$6.75	$6.04	$16.05	$14.92	$10.82	$22.05	$21.71	$17.57	$15.16

Total Return	19.32	%(C)	13.81%	(39.60	)%(C)	8.12	%(C)	41.42%	(45.17	)%(C)	10.25%	31.73%	21.75%	36.34%

Net Assets, End of Period (thousands)	$610,018	$432,502	$90,672	$7,565,870	$6,859,957	$4,799,748	$8,180,859	$6,733,067	$4,128,428	$2,215,523
Ratio of Expenses to Average Net Assets	0.40	%(B)(D)	0.47	%(D)	0.54	%(B)(D)(E)	0.69	%(B)	0.71%	0.69	%(B)	0.69%	0.70%	0.75%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.73	%(B)(D)	0.79	%(D)	0.86	%(B)(D)(E)	0.69	%(B)	0.71%	0.69	%(B)	0.69%	0.70%	0.75%	0.78%
Ratio of Net Investment Income to Average Net Assets	10.65	%(B)(D)	3.40%	(0.04	)%(B)(E)	1.45	%(B)	2.19%	3.22	%(B)	2.03%	1.85%	2.44%	1.63%
Portfolio Turnover Rate	N/A	N/A	N/A	7	%(C)	22%	16	%(C)	18%	14%	13%	10%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

International Vector Equity Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period August 14, 2008(a) to Oct. 31, 2008

(Unaudited)
Net Asset Value, Beginning of Period	$9.22	$6.74	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.17	(A)	0.06	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.62	2.46	(3.32)

Total From Investment Operations	0.70	2.63	(3.26)

Less Distributions
Net Investment Income	(0.04)	(0.15)	—
Net Realized Gains	—	—	—

Total Distributions	(0.04)	(0.15)	—

Net Asset Value, End of Period	$9.88	$9.22	$6.74

Total Return	7.62	%(C)	39.52%	(32.60	)%(C)

Net Assets, End of Period (thousands)	$327,001	$262,544	$66,774
Ratio of Expenses to Average Net Assets	0.54	%(B)	0.60%	0.60	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.52	%(B)	0.59%	1.15	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.74	%(B)	2.31%	3.01	%(B)(E)
Portfolio Turnover Rate	1	%(C)	8%	0	%(C)

	Emerging Markets Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$25.23		$17.05		$35.23		$25.40		$19.89		$15.61		$11.87

Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.42	(A)	0.70	(A)	0.64	(A)	0.48	(A)	0.58	(A)	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	3.43		8.42		(16.85)		9.88		5.61		4.13		3.80

Total From Investment Operations	3.60		8.84		(16.15)		10.52		6.09		4.71		4.07

Less Distributions
Net Investment Income	(0.11)		(0.41)		(0.69)		(0.53)		(0.58)		(0.43)		(0.33)
Net Realized Gains	(0.42)		(0.25)		(1.34)		(0.16)		—		—		—

Total Distributions	(0.53)		(0.66)		(2.03)		(0.69)		(0.58)		(0.43)		(0.33)

Net Asset Value, End of Period	$28.30		$25.23		$17.05		$35.23		$25.40		$19.89		$15.61

Total Return	14.37	%(C)	53.39%		(48.37	)%(C)	42.08%		31.31%		30.65%		34.95%

Net Assets, End of Period (thousands)	$2,130,411		$1,966,288		$1,508,260		$3,388,442		$2,344,990		$1,805,186		$1,131,778
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.62	%(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.59	%(B)(D)	0.62	%(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)
Ratio of Net Investment Income to Average Net Assets	1.25	%(B)	2.15%		2.59	%(B)	2.12%		2.13%		3.28%		2.20%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$17.45		$9.33		$23.74		$17.96		$13.37		$11.44		$8.74

Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.26	(A)	0.44	(A)	0.31	(A)	0.30	(A)	0.27	(A)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	3.32		8.14		(12.95)		6.86		4.86		2.37		2.85

Total From Investment Operations	3.43		8.40		(12.51)		7.17		5.16		2.64		2.96

Less Distributions
Net Investment Income	(0.08)		(0.28)		(0.41)		(0.26)		(0.26)		(0.22)		(0.19)
Net Realized Gains	—		—		(1.49)		(1.13)		(0.31)		(0.49)		(0.07)

Total Distributions	(0.08)		(0.28)		(1.90)		(1.39)		(0.57)		(0.71)		(0.26)

Net Asset Value, End of Period	$20.80		$17.45		$9.33		$23.74		$17.96		$13.37		$11.44

Total Return	19.69	%(C)	91.35%		(57.00	)%(C)	42.58%		39.95%		24.27%		34.55%

Net Assets, End of Period (thousands)	$1,402,752		$1,133,958		$547,329		$1,458,152		$838,948		$482,378		$190,028
Ratio of Expenses to Average Net Assets	0.76	%(B)(D)	0.80	%(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.76	%(B)(D)	0.80	%(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)
Ratio of Net Investment Income to Average Net Assets	1.15	%(B)	2.05%		2.61	%(B)	1.48%		1.92%		2.21%		1.41%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

Emerging Markets Core Equity Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period April 5, 2005(a) to Nov. 30, 2005

(Unaudited)
Net Asset Value, Beginning of Period	$16.49	$9.88	$21.20	$15.13	$11.54	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.25	(A)	0.43	(A)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	2.58	6.56	(11.27)	6.10	3.54	1.51

Total From Investment Operations	2.68	6.81	(10.84)	6.45	3.81	1.61

Less Distributions
Net Investment Income	(0.08)	(0.20)	(0.40)	(0.32)	(0.22)	(0.07)
Net Realized Gains	—	—	(0.08)	(0.06)	—	—

Total Distributions	(0.08)	(0.20)	(0.48)	(0.38)	(0.22)	(0.07)

Net Asset Value, End of Period	$19.09	$16.49	$9.88	$21.20	$15.13	$11.54

Total Return	16.28	%(C)	69.47%	(51.93	)%(C)	43.20%	33.39%	16.12	%(C)

Net Assets, End of Period (thousands)	$3,286,284	$2,455,035	$1,155,526	$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.64	%(B)	0.67%	0.65	%(B)	0.65%	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.64	%(B)	0.67%	0.65	%(B)	0.65%	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.11	%(B)	2.03%	2.62	%(B)	1.87%	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	2	%(C)	6%	3	%(C)	2%	6%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which twenty-four (the “Portfolios”) are included in this report and the remaining thirty-three are presented in separate reports.

Of the Portfolios, eight invest in one or more series of The DFA Investment Trust Company, and the DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc.

Feeder Funds	Master Funds	Percentage Ownership at 04/30/10

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	78%
Japanese Small Company Portfolio	The Japanese Small Company Series	10%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	14%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	3%
Continental Small Company Portfolio	The Continental Small Company Series	6%
Emerging Markets Portfolio	The Emerging Markets Series	93%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	97%

Fund of Funds

International Small Company Portfolio	The Japanese Small Company Series	90%
	The Asia Pacific Small Company Series	86%
	The United Kingdom Small Company Series	97%
	The Continental Small Company Series	94%
	The Canadian Small Company Series	100%
DFA Global Real Estate Securities Portfolio	DFA Real Estate Securities Portfolio	13%
	DFA International Real Estate Securities Portfolio	32%

Each feeder fund and fund of funds (collectively, “Feeder Funds) invests primarily in a corresponding master fund(s) (”Master Fund“) as indicated. International Small Company Portfolio and DFA Global Real Estate Securities Portfolio also invest in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Prior to March 30, 2007, U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

105

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

On January 31, 2008, Class R1 Shares and on June 30, 2008, Class R2 Shares of U.S. Targeted Value Portfolio commenced operations. The Class R1 Shares and Class R2 Shares of each Portfolio of the Fund (except U.S. Small Cap Value Portfolio, U.S. Micro Cap Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Small Cap Portfolio), contained in this report, had not commenced operations as of April 30, 2010. Class R1 and Class R2 Shares of each Portfolio have 100,000,000 authorized shares.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the “Domestic Equity Portfolios”) and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the

106

time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by Enhanced U.S. Large Company Portfolio, (the “Fixed Income Portfolio”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by International Small Company Portfolio and DFA Global Real Estate Securities Portfolio are valued at their respective daily net asset value. The Feeder Funds’ investments reflect proportionate interest in the net assets of their corresponding Master Fund.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation:    Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S.

107

Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses or Other Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

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The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Core Equity Portfolio’s investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor and Administrator:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the six months ended April 30, 2010, the Portfolios’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio*	0.05%
U.S. Targeted Value Portfolio*	0.10%
U.S. Small Cap Value Portfolio*	0.20%
U.S. Core Equity 1 Portfolio	0.17%
U.S. Core Equity 2 Portfolio	0.20%
U.S. Vector Equity Portfolio	0.30%
U.S. Small Cap Portfolio*	0.03%
U.S. Micro Cap Portfolio*	0.10%
DFA Real Estate Securities Portfolio	0.30%
Large Cap International Portfolio	0.25%
International Core Equity Portfolio	0.35%
DFA International Real Estate Securities Portfolio	0.35%
DFA Global Real Estate Securities Portfolio	0.35%
DFA International Small Cap Value Portfolio	0.65%
International Vector Equity Portfolio	0.45%
Emerging Markets Core Equity Portfolio	0.55%

For the six months ended April 30, 2010, the Feeder Funds’ and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio*	0.15%
U.S. Large Cap Value Portfolio	0.15%
U.S. Targeted Value Portfolio*	0.25%
U.S. Small Cap Value Portfolio*	0.30%

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U.S. Small Cap Portfolio*	0.32%
U.S. Micro Cap Portfolio*	0.40%
International Small Company Portfolio	0.40%
Japanese Small Company Portfolio	0.40%
Asia Pacific Small Company Portfolio	0.40%
United Kingdom Small Company Portfolio	0.40%
Continental Small Company Portfolio	0.40%
Emerging Markets Portfolio	0.40%
Emerging Markets Small Cap Portfolio	0.45%

*  Effective March 30, 2007, U.S. Targeted Value Portfolio and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios’ assets are managed directly in accordance with the Portfolios’ investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series’ assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2010, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (2)	0.23%	—	—
U.S. Core Equity 2 Portfolio (2)	0.26%	—	—
U.S. Vector Equity Portfolio (2)	0.36%	—	—
International Core Equity Portfolio (2)	0.49%	—	—
International Small Company Portfolio (3)	0.45%	—	—
Japanese Small Company Portfolio (3)	0.47%	—	—
Asia Pacific Small Company Portfolio (3)	0.47%	12	13
United Kingdom Small Company Portfolio (3)	0.47%	—	55
Continental Small Company Portfolio (3)	0.47%	—	—
DFA International Real Estate Securities Portfolio (2)	0.65%	—	—
DFA Global Real Estate Securities Portfolio (4)	0.55%	—	1,623
International Vector Equity Portfolio (2)	0.60%	28	—
Emerging Markets Core Equity Portfolio (2)	0.85%	—	—

Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—

Class R2 Shares

110

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Targeted Value Portfolio (6)	0.77%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (”Portfolios Expenses“) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio’s average net assets on an annualized basis.

(5) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares’ annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously

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assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares’ annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $108 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$4
U.S. Large Cap Value Portfolio	162
U.S. Targeted Value Portfolio	43
U.S. Small Cap Value Portfolio	155
U.S. Core Equity 1 Portfolio	56
U.S. Core Equity 2 Portfolio	106
U.S. Vector Equity Portfolio	33
U.S. Small Cap Portfolio	70
U.S. Micro Cap Portfolio	77
DFA Real Estate Securities Portfolio	57
Large Cap International Portfolio	36
International Core Equity Portfolio	101
International Small Company Portfolio	113
Japanese Small Company Portfolio	3
Asia Pacific Small Company Portfolio	3
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	3
DFA International Real Estate Securities Portfolio	20
DFA Global Real Estate Securities Portfolio	12
DFA International Small Cap Value Portfolio	179
International Vector Equity Portfolio	7
Emerging Markets Portfolio	54
Emerging Markets Small Cap Portfolio	31
Emerging Markets Core Equity Portfolio	71

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E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities

	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$2,038	$1,013	$66,144	$68,755
U.S. Targeted Value Portfolio	—	—	495,759	105,703
U.S. Small Cap Value Portfolio	—	—	620,834	818,857
U.S. Core Equity 1 Portfolio	—	—	235,331	40,483
U.S. Core Equity 2 Portfolio	—	—	266,033	131,146
U.S. Vector Equity Portfolio	—	—	120,535	64,970
U.S. Small Cap Portfolio	—	—	299,272	250,742
U.S. Micro Cap Portfolio	—	—	133,980	237,120
DFA Real Estate Securities Portfolio	—	—	33,215	50,411
Large Cap International Portfolio	—	—	107,315	43,250
International Core Equity Portfolio	—	—	434,155	32,184
DFA International Real Estate Securities Portfolio	—	—	84,784	26,680
DFA International Small Cap Value Portfolio	—	—	652,128	489,218
International Vector Equity Portfolio	—	—	37,387	2,026
Emerging Markets Core Equity Portfolio	—	—	474,270	67,872

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to net realized gains on securities considered to be “passive foreign investment companies”, non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Enhanced U.S. Large Company Portfolio	$(58,767)	$1,300	$57,467
U.S. Large Cap Value Portfolio	(61)	(908)	969
U.S. Targeted Value Portfolio	(43)	(11)	54
U.S. Small Cap Value Portfolio	(200,882)	24,540	176,342
U.S. Core Equity 1 Portfolio	—	(15)	15
U.S. Core Equity 2 Portfolio	(178)	128	50

113

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Vector Equity Portfolio	—	$(21)	$21
U.S. Small Cap Portfolio	$(47,334)	11,620	35,714
U.S. Micro Cap Portfolio	(147,324)	14,338	132,986
DFA Real Estate Securities Portfolio	(199)	188	11
Large Cap International Portfolio	—	1,258	(1,258)
International Core Equity Portfolio	—	2,161	(2,161)
International Small Company Portfolio	(8,890)	2,627	6,263
Japanese Small Company Portfolio	(3,671)	248	3,423
Asia Pacific Small Company Portfolio	(271)	33	238
United Kingdom Small Company Portfolio	(88)	9	79
Continental Small Company Portfolio	(272)	(50)	322
DFA International Real Estate Securities Portfolio	1,139	(885)	(254)
DFA Global Real Estate Securities Portfolio	227	(246)	19
DFA International Small Cap Value Portfolio	2,536	(1,818)	(718)
International Vector Equity Portfolio	13	(27)	14
Emerging Markets Portfolio	24,336	(3,340)	(20,996)
Emerging Markets Small Cap Portfolio	—	(181)	181
Emerging Markets Core Equity Portfolio	—	(303)	303

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

Enhanced U.S. Large Company Portfolio
2007	$23,020	$1,991	$25,011
2008	15,756	17,593	33,349
2009	19,564	—	19,564

U.S. Large Cap Value Portfolio
2007	105,066	146,660	251,726
2008	118,438	315,456	433,894
2009	130,238	—	130,238

U.S. Targeted Value Portfolio
2007	9,597	12,911	22,508
2008	9,084	14,001	23,085
2009	14,179	—	14,179

U.S. Small Cap Value Portfolio
2007	168,338	643,084	811,422
2008	73,038	747,955	820,993
2009	69,882	—	69,882

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

U.S. Core Equity 1 Portfolio
2007	$15,517	$1,000	$23,085
2008	22,927	—	22,927
2009	31,598	—	31,598

U.S. Core Equity 2 Portfolio
2007	36,180	1,451	37,631
2008	48,004	—	48,004
2009	55,009	—	55,009

U.S. Vector Equity Portfolio
2007	13,979	—	13,979
2008	14,964	—	14,964
2009	16,454	—	16,454

U.S. Small Cap Portfolio
2007	70,394	144,164	214,558
2008	35,218	173,651	208,869
2009	26,412	—	26,412

U.S. Micro Cap Portfolio
2007	109,408	344,357	453,765
2008	82,937	350,692	433,629
2009	57,816	—	57,816

DFA Real Estate Securities Portfolio
2007	65,631	77,963	143,594
2008	34,694	200,903	235,597
2009	95,934	—	95,934

Large Cap International Portfolio
2007	52,781	909	53,690
2008	54,328	28,913	83,241
2009	32,286	—	32,286

International Core Equity Portfolio
2007	40,770	205	40,975
2008	85,639	17,053	102,692
2009	77,469	—	77,469

International Small Company Portfolio
2007	147,606	139,397	287,003
2008	167,345	279,890	447,235
2009	81,118	—	81,118

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		Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

Japanese Small Company Portfolio
2007		$2,759	—	$2,759
2008		3,574	—	3,574
2009		2,426	—	2,426

Asia Pacific Small Company Portfolio
2007		3,089	—	3,089
2008		4,433	—	4,433
2009		2,724	—	2,724

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total

United Kingdom Small Company Portfolio
2007	$ 1,360	$ 1,153	—	$ 2,513
2008	1,227	1,311	$19	2,557
2009	658	—	—	658

Continental Small Company Portfolio
2007	3,386	2,271	—	5,657
2008	4,326	6,764	97	11,187
2009	2,087	—	—	2,087

DFA International Real Estate Securities Portfolio
2007	2,768	—	—	2,768
2008	19,791	—	—	19,791
2009	11,227	—	—	11,227

DFA Global Real Estate Securities Portfolio
2008	—	—	—	—
2009	2,370	—	—	2,370

DFA International Small Cap Value Portfolio
2007	218,066	401,394	—	619,460
2008	318,023	534,468	—	852,491
2009	108,717	25,188	—	133,905

International Vector Equity Portfolio
2008	—	—	—	—
2009	3,671	—	—	3,671

Emerging Markets Portfolio
2007	54,872	23,352	—	78,224
2008	70,205	128,306	—	198,511
2009	36,673	23,932	—	60,605

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total

Emerging Markets Small Cap Portfolio
2007	$21,595	$53,499	—	$75,094
2008	32,090	83,686	—	115,776
2009	16,832	—	—	16,832

Emerging Markets Core Equity Portfolio
2007	26,413	1,966	—	28,379
2008	42,769	5,265	$204	48,238
2009	29,028	—	—	29,028

At October 31, 2009, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Real Estate Securities Portfolio	$1,139	—	$1,139
DFA Global Real Estate Securities Portfolio	319	—	319
DFA International Small Cap Value Portfolio	2,537	—	2,537
International Vector Equity Portfolio	29	—	29
Emerging Markets Portfolio	3,546	$2,984	6,530

At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$328	—	$(107,961)	$(107,633)
U.S. Large Cap Value Portfolio	13,684	—	(2,441,394)	(2,427,710)
U.S. Targeted Value Portfolio	1,248	—	(82,714)	(81,466)
U.S. Small Cap Value Portfolio	2,747	—	(574,282)	(571,535)
U.S. Core Equity 1 Portfolio	419	—	(82,131)	(81,712)
U.S. Core Equity 2 Portfolio	777	—	(94,753)	(93,976)
U.S. Vector Equity Portfolio	1,903	—	(94,679)	(92,776)
U.S. Small Cap Portfolio	3,710	—	(380,659)	(376,949)
U.S. Micro Cap Portfolio	2,984	—	(515,046)	(512,062)
DFA Real Estate Securities Portfolio	8,242	—	(138,089)	(129,847)
Large Cap International Portfolio	7,702	—	(154,396)	(146,694)
International Core Equity Portfolio	3,803	—	(98,253)	(94,450)
International Small Company Portfolio	22,490	—	(227,832)	(205,342)
Japanese Small Company Portfolio	787	—	(78,684)	(77,897)
Asia Pacific Small Company Portfolio	932	—	(38,642)	(37,710)

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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
United Kingdom Small Company Portfolio	192	—	(3,008)	(2,816)
Continental Small Company Portfolio	402	—	(24,183)	(23,781)
DFA International Real Estate Securities Portfolio	71,386	—	(48,084)	23,302
DFA Global Real Estate Securities Portfolio	4,924	—	—	4,924
DFA International Small Cap Value Portfolio	32,551	—	(32,601)	(50)
International Vector Equity Portfolio	720	—	(3,383)	(2,663)
Emerging Markets Portfolio	5,734	$29,774	—	35,508
Emerging Markets Small Cap Portfolio	2,699	—	(37,102)	(34,403)
Emerging Markets Core Equity Portfolio	6,737	—	(89,395)	(82,658)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2010	2011	2012	2013	2014	2015	2016	2017	Total
Enhanced U.S. Large Company Portfolio	—	—	—	—	—	—	$107,961	—	$107,961
U.S. Large Cap Value Portfolio	—	—	—	—	—	—	—	$2,441,394	2,441,394
U.S. Targeted Value Portfolio	—	—	—	—	—	—	998	81,716	82,714
U.S. Small Cap Value Portfolio	—	—	—	—	—	—	371,018	203,264	574,282
U.S. Core Equity 1 Portfolio	—	—	—	—	—	$3,266	18,644	60,221	82,131
U.S. Core Equity 2 Portfolio	—	—	—	—	—	15,562	42,181	37,010	94,753
U.S. Vector Equity Portfolio	—	—	—	—	—	1,759	12,704	80,216	94,679
U.S. Small Cap Portfolio	—	—	—	—	—	—	380,119	540	380,659
U.S. Micro Cap Portfolio	—	—	—	—	—	—	453,532	61,514	515,046
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	81,911	56,178	138,089
Large Cap International Portfolio	—	—	—	—	—	—	19,004	135,392	154,396
International Core Equity Portfolio	—	—	—	—	—	—	10,739	87,514	98,253
International Small Company Portfolio	—	—	—	—	—	—	133,454	94,378	227,832
Japanese Small Company Portfolio	$4,453	$19,912	$3,801	$3,055	$2,451	8,003	23,057	13,952	78,684
Asia Pacific Small Company Portfolio	—	5,837	1,150	907	864	—	21,680	8,204	38,642
United Kingdom Small Company Portfolio	—	—	—	—	—	—	1,020	1,988	3,008
Continental Small Company Portfolio	—	—	—	—	—	—	16,959	7,224	24,183
DFA International Real Estate Securities
Portfolio	—	—	—	—	—	46	13,446	34,592	48,084
DFA International Small Cap Value Portfolio	—	—	—	—	—	—	—	32,601	32,601
International Vector Equity Portfolio	—	—	—	—	—	—	27	3,356	3,383
Emerging Markets Small Cap Portfolio	—	—	—	—	—	—	21,881	15,221	37,102
Emerging Markets Core Equity Portfolio	—	—	—	—	—	—	62,950	26,445	89,395
During the year ended October 31, 2009, Enhanced U.S. Large Company Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $8,177 (in thousands).

For the year ended October 31, 2009, Japanese Small Company Portfolio had capital loss carryforward expirations of $3,508 (in thousands).

Some of the Portfolios’ investments and investments held by the Master Funds are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October

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31, 2009, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
Large Cap International Portfolio	$1,808	—
International Core Equity Portfolio	638	$838
International Small Company Portfolio	8,444	574
Japanese Small Company Portfolio	117	—
Asia Pacific Small Company Portfolio	684	—
United Kingdom Small Company Portfolio	20	9
Continental Small Company Portfolio	403	—
DFA International Real Estate Securities Portfolio	47,294	56
DFA International Small Cap Value Portfolio	20,585	2,797
Emerging Markets Small Cap Portfolio	354	—
Emerging Markets Core Equity Portfolio	4	—

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$164,256	$600	$(132)	$468
U.S. Large Cap Value Portfolio	5,185,775	1,920,520	(35,340)	1,885,180
U.S. Targeted Value Portfolio	2,411,694	516,047	(114,703)	401,344
U.S. Small Cap Value Portfolio	7,696,379	1,932,275	(1,024,625)	907,650
U.S. Core Equity 1 Portfolio	2,892,080	373,791	(192,397)	181,394
U.S. Core Equity 2 Portfolio	5,345,154	686,201	(505,104)	181,097
U.S. Vector Equity Portfolio	1,781,908	260,113	(178,805)	81,308
U.S. Small Cap Portfolio	3,445,726	956,701	(351,856)	604,845
U.S. Micro Cap Portfolio	3,565,880	1,129,687	(614,968)	514,719
DFA Real Estate Securities Portfolio	3,424,060	529,566	(290,692)	238,874
Large Cap International Portfolio	1,656,833	313,326	(192,010)	121,316
International Core Equity Portfolio	5,422,169	498,991	(647,269)	(148,278)
International Small Company Portfolio	4,521,222	975,507	(646,387)	329,120
Japanese Small Company Portfolio	192,506	61,662	(131,967)	(70,305)
Asia Pacific Small Company Portfolio	99,548	70,207	(52,116)	18,091
United Kingdom Small Company Portfolio	29,397	23,680	(23,041)	639
Continental Small Company Portfolio	110,981	70,062	(66,321)	3,741
DFA International Real Estate Securities Portfolio	1,136,916	25,920	(217,089)	(191,169)
DFA Global Real Estate Securities Portfolio	522,613	100,002	(11,724)	88,278
DFA International Small Cap Value Portfolio	8,665,527	1,334,535	(1,538,772)	(204,237)
International Vector Equity Portfolio	304,801	81,786	(9,966)	71,820
Emerging Markets Portfolio	1,018,654	1,190,747	(78,150)	1,112,597
Emerging Markets Small Cap Portfolio	992,081	472,429	(61,193)	411,236
Emerging Markets Core Equity Portfolio	2,747,011	972,476	(139,216)	833,260

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Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax postions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder (“the Portfolios”), having 100% investment in their respective master fund, have each made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code §337(a), each of the master funds recognizes no gain or loss and, pursuant to Code §332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), each of the aforementioned Portfolios has recognized the master fund’s deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code §334(b)(1) and §1223, each of the Portfolios will maintain each respective master fund’s holding period and tax basis in the assets deemed transferred to the respective Portfolio.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the ”Check the Box“ election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund’s net assets or net asset value per share.

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	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA U.S. Large Cap Value Portfolio	$(606,345)	$606,345
DFA U.S. Large Cap Value Portfolio II	(10,872)	10,872
DFA U.S. Large Cap Value Portfolio III	(139,353)	139,353
LWAS/DFA U.S. High Book To Market Portfolio	(7,793)	7,793

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio (“the Portfolio”), having 100% investment in its respective master fund, made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change the Series’ federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code §337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code §332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), the Portfolio has recognized the Master Fund’s deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code §334(b)(1) and §1223, the Portfolio will maintain its respective master fund’s holding period and tax basis in the assets deemed transferred to the respective Portfolio.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$2,654	281	$7,979	1,266
Shares Issued in Lieu of Cash Distributions	158	18	423	64
Shares Redeemed	(2,806)	(301)	(5,207)	(844)

Net Increase (Decrease) — Class R1 Shares	$6	(2)	$3,195	486

Class R2 Shares
Shares Issued	$2,953	283	$1,638	210
Shares Issued in Lieu of Cash Distributions	12	1	27	4
Shares Redeemed	(657)	(71)	(626)	(85)

Net Increase (Decrease) — Class R2 Shares	$2,308	213	$1,039	129

Institutional Class Shares
Shares Issued	$579,025	40,831	$840,965	86,986
Shares Issued in Lieu of Cash Distributions	5,325	421	13,191	1,374
Shares Redeemed	(179,601)	(13,198)	(419,657)	(43,424)

Net Increase (Decrease) — Institutional Class Shares	$404,749	28,054	$434,499	44,936

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H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3.    Forward Currency Contracts:    Enhanced U.S. Large Company Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2010, Enhanced U.S. Large Company Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2010	Unrealized Foreign Exchange Gain (Loss)

05/11/10	15,842	Canadian Dollar	$15,814	$15,596	$218
05/11/10	12,230	Pound Sterling	18,781	18,711	70
05/11/10	10,161	Euro	13,499	13,530	(31)

			$48,094	$47,837	$257

*	During the six months ended April 30, 2010, the Portfolio had limited activity in these transactions.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

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4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities’ prices in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At April 30, 2010, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

	Description		Expiration Date	Number of Contracts*	Contract Value	Unrealized Gain (Loss)

Enhanced U.S. Large Company Portfolio	S&P 500 Index	®	06/18/2010	533	$157,688,050	$7,261

Enhanced Securities have been segregated as collateral for open futures contracts.

*Outstanding	contracts on futures at April 30, 2010 are indicative of the volume of activity during the six-month period.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios’ derivative instrument holdings for the six months ended April 30, 2010.

The following is a summary of the location of derivatives on the Portfolios’ Statements of Assets and Liabilities as of April 30, 2010:

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives

Foreign exchange contracts	Unrealized Gain on	Unrealized Loss on Forward
	Forward Currency Contracts	Currency Contracts

Equity contracts		Payables: Futures
Margin Variation

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2010 (amounts in thousands):

		Asset Derivatives Value

	Total Value at April 30, 2010	Foreign Exchange Contracts	Equity Contracts

Enhanced U.S. Large Company Portfolio	$7,549	$288	$7,261*

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		Liability Derivatives Value

	Total Value at April 30, 2010	Foreign Exchange Contracts	Equity Contracts
Enhanced U.S. Large Company Portfolio	$31	$31	—

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the location on the Portfolios’ Statements of Operations of realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings through the six months ended April 30, 2010 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income

Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions
Change in Unrealized Appreciation (Depreciation) of: Translation of
Foreign Currency Denominated Amounts

Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2010 (amounts in thousands):

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total	Foreign Exchange Contracts	Equity Contracts

Enhanced U.S. Large Company Portfolio	$18,773	$862	$17,911
U.S. Targeted Value Portfolio*	(256)	—	(256)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

	Total	Foreign Exchange Contracts	Equity Contracts

Enhanced U.S. Large Company Portfolio	$5,774	$218	$5,556

*	As of April 30, 2010, there were no futures contracts outstanding. During the six months ended April 30, 2010, the Portfolios had limited activity in these transactions.

I. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

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For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period

U.S. Targeted Value Portfolio	1.94%	$ 3,487	2	—	$ 4,041
U.S. Small Cap Value Portfolio	1.96%	6,455	30	$11	18,805
U.S. Vector Equity Portfolio	1.97%	1,170	4	—	2,221
U.S. Small Cap Portfolio	1.99%	10,715	10	6	20,785
U.S. Micro Cap Portfolio	1.95%	1,276	21	1	3,634
DFA Real Estate Securities Portfolio	1.97%	2,598	60	9	10,010
DFA Global Real Estate Securities Portfolio	1.94%	1,826	5	—	6,942

At April 30, 2010, U.S. Vector Equity Portfolio had a loan outstanding in the amount of $558 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period

International Small Company Portfolio	0.88%	$8,794	7	$ 2	$12,990
DFA International Real Estate Securities Portfolio	0.88%	11,324	14	4	22,677
DFA International Small Cap Value Portfolio	0.88%	12,643	17	5	31,973
International Vector Equity Portfolio	0.88%	126	1	—	126
Emerging Markets Core Equity Portfolio	0.91%	4,879	5	1	8,678

There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2010.

J. Securities Lending:

As of April 30, 2010, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

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Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the ”Money Market Series“), an affiliated registered money market advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

In accordance with guidelines described in the Portfolios’ prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the year ended October 31, 2009, Emerging Markets Portfolio realized net gains of in-kind redemptions in the amount of $17,805 (amount in thousands).

N. Other:

At April 30, 2010, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares

Enhanced U.S. Large Company Portfolio — Institutional Class Shares	3	83%
U.S. Large Cap Value Portfolio — Institutional Class Shares	3	78%
U.S. Targeted Value Portfolio — Class R1 Shares	1	95%
U.S. Targeted Value Portfolio — Class R2 Shares	1	84%
U.S. Targeted Value Portfolio — Institutional Class Shares	2	55%

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	Number of Shareholders	Approximate Percentage of Outstanding Shares

U.S. Small Cap Value Portfolio — Institutional Class Shares	2	51%
U.S. Core Equity 1 Portfolio — Institutional Class Shares	3	66%
U.S. Core Equity 2 Portfolio — Institutional Class Shares	3	67%
U.S. Vector Equity Portfolio — Institutional Class Shares	4	89%
U.S. Small Cap Portfolio — Institutional Class Shares	3	53%
U.S. Micro Cap Portfolio — Institutional Class Shares	2	55%
DFA Real Estate Securities Portfolio — Institutional Class Shares	3	73%
Large Cap International Portfolio — Institutional Class Shares	2	73%
International Core Equity Portfolio — Institutional Class Shares	3	69%
International Small Company Portfolio — Institutional Class Shares	2	51%
Japanese Small Company Portfolio — Institutional Class Shares	3	68%
Asia Pacific Small Company Portfolio — Institutional Class Shares	3	78%
United Kingdom Small Company Portfolio — Institutional Class Shares	2	89%
Continental Small Company Portfolio — Institutional Class Shares	3	72%
DFA International Real Estate Securities Portfolio — Institutional Class Shares	3	83%
DFA Global Real Estate Securities Portfolio — Institutional Class Shares	2	89%
DFA International Small Cap Value Portfolio — Institutional Class Shares	2	48%
International Vector Equity Portfolio — Institutional Class Shares	3	88%
Emerging Markets Portfolio — Institutional Class Shares	3	67%
Emerging Markets Small Cap Portfolio — Institutional Class Shares	1	32%
Emerging Markets Core Equity Portfolio — Institutional Class Shares	2	64%

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2010
EXPENSE TABLE
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

Actual Fund Return
Class R2 Shares	$1,000.00	$1,042.00	0.72%	$3.65
Institutional Class Shares	$1,000.00	$1,043.90	0.44%	$2.23
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.22	0.72%	$3.61
Institutional Class Shares	$1,000.00	$1,022.61	0.44%	$2.21

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

128

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

129

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

DFA INTERNATIONAL VALUE PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$4,792,147,538

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,741,763,594)	$4,792,147,538

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$4,792,147,538	—	—	$4,792,147,538

See accompanying Notes to Financial Statements.

130

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value	$4,792,148
Receivables:
Fund Shares Sold	7,614
Prepaid Expenses and Other Assets	66

Total Assets	4,799,828

LIABILITIES:
Payables:
Affiliated Investment Company Purchased	5,682
Fund Shares Redeemed	1,933
Due to Advisor	824
Accrued Expenses and Other Liabilities	267

Total Liabilities	8,706

NET ASSETS	$4,791,122

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $4,553 and shares outstanding of 680,336	$6.69

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $4,786,569 and shares outstanding of 280,320,512	$17.08

NUMBER OF SHARES AUTHORIZED	1,500,000,000

Investment in Affiliated Investment Company at Cost	$3,741,764

NET ASSETS CONSIST OF:
Paid-In Capital	$4,971,371
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	30,413
Accumulated Net Realized Gain (Loss)	(1,261,023)
Net Unrealized Foreign Exchange Gain (Loss)	(23)
Net Unrealized Appreciation (Depreciation)	1,050,384

NET ASSETS	$4,791,122

See accompanying Notes to Financial Statements.

131

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,224)	$52,914
Interest	14
Income from Securities Lending	2,276
Expenses Allocated from Affiliated Investment Company	(5,326)

Total Investment Income	49,878

Expenses
Administrative Services Fees	4,679
Accounting & Transfer Agent Fees	41
Shareholder Servicing Fees — Class R2 Shares	5
Filing Fees	73
Shareholders’ Reports	76
Directors’/Trustees’ Fees & Expenses	27
Professional Fees	55
Other	22

Total Expenses	4,978

Net Investment Income (Loss)	44,900

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	88,461
Foreign Currency Transactions	(1,145)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	62,341
Translation of Foreign Currency Denominated Amounts	(195)

Net Realized and Unrealized Gain (Loss)	149,462

Net Increase (Decrease) in Net Assets Resulting from Operations	$194,362

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

132

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$44,900	$106,511
Net Realized Gain (Loss) on:
Investment Securities Sold	88,461	45,432
Futures	—	(824)
Foreign Currency Transactions	(1,145)	2,711
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	62,341	988,043
Translation of Foreign Currency Denominated Amounts	(195)	172

Net Increase (Decrease) in Net Assets Resulting from Operations	194,362	1,142,045

Distributions From:
Net Investment Income:
Class R2 Shares	(50)	(208)
Institutional Class Shares	(27,398)	(105,492)

Total Distributions	(27,448)	(105,700)

Capital Share Transactions:
Shares Issued	545,439	1,077,621
Shares Issued in Lieu of Cash Distributions	25,746	98,218
Shares Redeemed	(388,266)	(1,124,340)

Net Increase (Decrease) from Capital Share Transactions	182,919	51,499

Total Increase (Decrease) in Net Assets	349,833	1,087,844
Net Assets
Beginning of Period	4,441,289	3,353,445

End of Period	$4,791,122	$4,441,289

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$30,413	$12,961

See accompanying Notes to Financial Statements.

133

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Class R2 Shares

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period April 30, 2008(a) to Oct. 31, 2008

	(Unaudited)

Net Asset Value, Beginning of Period	$ 6.51		$ 5.16		$ 10.00

Income from Investment Operations

Net Investment Income (Loss)	0.06	(A)	0.16	(A)	0.25	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.21		1.56		(4.46)

Total from Investment Operations	0.27		1.72		(4.21)

Less Distributions

Net Investment Income	(0.09)		(0.37)		(0.63)

Net Realized Gains	—		—		—

Total Distributions	(0.09)		(0.37)		(0.63)

Net Asset Value, End of Period	$ 6.69		$ 6.51		$ 5.16

Total Return	4.20%	(C)	34.86%		(44.63	)%(C)

Net Assets, End of Period (thousands)	$4,553		$3,443		$3,372
Ratio of Expenses to Average Net Assets (D)	0.72%	(B)	0.74%		0.73%	(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.70%	(B)	2.96%		7.47%	(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

134

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$16.46	$12.54	$25.51	$22.71	$17.67	$15.73	$12.20

Income from Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.40	(A)	0.74	(A)	0.72	(A)	0.66	(A)	0.48	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	0.56	3.92	(12.44)	3.09	5.37	1.89	3.58

Total from Investment Operations	0.72	4.32	(11.70)	3.81	6.03	2.37	3.84

Less Distributions
Net Investment Income	(0.10)	(0.40)	(0.78)	(0.63)	(0.65)	(0.42)	(0.31)
Net Realized Gains	—	—	(0.49)	(0.38)	(0.34)	(0.01)	—

Total Distributions	(0.10)	(0.40)	(1.27)	(1.01)	(0.99)	(0.43)	(0.31)

Net Asset Value, End of Period	$17.08	$16.46	$12.54	$25.51	$22.71	$17.67	$15.73

Total Return	4.39	%(C)	35.11%	(47.96	)%(C)	17.09%	35.39%	15.40%	31.86%

Net Assets, End of Period (thousands)	$4,786,569	$4,437,846	$3,350,073	$6,262,069	$4,456,059	$2,518,457	$1,431,989
Ratio of Expenses to Average Net Assets (D)	0.44	%(B)	0.46%	0.44	%(B)	0.44%	0.44%	0.48%	0.51%
Ratio of Net Investment Income to Average Net Assets	1.93	%(B)	3.00%	3.86	%(B)	2.89%	3.25%	2.86%	1.87%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

135

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio (the “Portfolio”) is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. At April 30, 2010, the Portfolio owned 72% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Class R2 shares commenced operations on April 30, 2008. As of April 30, 2010, Class R1 shares has 100,000,000 authorized shares and has not commenced operations.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    The Portfolio’s investment reflects its proportionate interest in the net assets of the Series.

The Portfolio utilizes a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

136

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $119 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other:     The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2010, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R2 shares of the DFA International Value Portfolio, the Advisor has contractually agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.79% of its average net assets on an annualized basis. At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than 0.79% of its average net assets on an annualized basis, the Advisor retains the right

137

to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.79% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect until March 1, 2011 and shall continue to remain in effect for year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2010, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to a reclassification of distributions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$2,694	$(2,694)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2007	$156,076	$ 69,683	$225,759
2008	218,970	106,309	325,279
2009	105,700	—	105,700

138

At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Caryforward	Total Net Distributable Earnings (Accumulated Losses)
$13,063	—	$(1,348,208)	$(1,335,145)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had capital loss carryforwards in the amount of $1,348,208 to offset future realized capital gains expiring in 2016.

For the year ended October 31, 2009, the Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $44,756 (amount in thousands).

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,741,896	$1,114,718	$(64,466)	$1,050,252

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax postions and has concluded that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

139

E. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009
	Amount	Shares	Amount	Shares
Class R2 Shares
Shares Issued	$1,591	238	$1,393	263
Shares Issued in Lieu of Cash Distributions	50	8	207	38
Shares Redeemed	(627)	(94)	(2,329)	(425)

Net Increase (Decrease) — Class R2 Shares	$1,014	152	$(729)	(124)

Institutional Class Shares
Shares Issued	$543,848	32,023	$1,076,228	84,945
Shares Issued in Lieu of Cash Distributions	25,696	1,528	98,011	7,185
Shares Redeemed	(387,639)	(22,842)	(1,122,011)	(89,725)

Net Increase (Decrease) — Institutional Class Shares	$181,905	10,709	$52,228	2,405

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2011. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is

140

unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

At April 30, 2010, three shareholders held approximately 84% of the outstanding shares of Class R2 shares of the Portfolio and two shareholders held approximately 47% of the outstanding shares of the Institutional Class shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

J. Subseqent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

141

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2010
EXPENSE TABLES
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,230.10	0.12%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

The DFA International Value Series
Actual Fund Return	$1,000.00	$1,044.70	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

142

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
The Japanese Small Company Series

Actual Fund Return	$1,000.00	$1,069.20	0.13%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

The Asia Pacific Small Company Series

Actual Fund Return	$1,000.00	$1,135.40	0.16%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.16%	$0.80

The United Kingdom Small Company Series

Actual Fund Return	$1,000.00	$1,094.20	0.13%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

The Continental Small Company Series

Actual Fund Return	$1,000.00	$1,052.50	0.14%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

The Canadian Small Company Series

Actual Fund Return	$1,000.00	$1,304.10	0.14%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

The Emerging Markets Series

Actual Fund Return	$1,000.00	$1,146.10	0.17%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

The Emerging Markets Small Cap Series

Actual Fund Return	$1,000.00	$1,199.80	0.29%	$1.58
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

143

DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The U.S. Large Cap Value Series
Consumer Discretionary	18.2%
Consumer Staples	6.9%
Energy	14.4%
Financials	25.9%
Health Care	6.1%
Industrials	14.2%
Information Technology	3.8%
Materials	4.6%
Telecommunication Services	5.0%
Utilities	0.9%

100.0%

The DFA International Value Series
Consumer Discretionary	13.9%
Consumer Staples	5.9%
Energy	7.7%
Financials	36.6%
Health Care	0.9%
Industrials	10.7%
Information Technology	3.6%
Materials	12.4%
Other	—
Telecommunication Services	6.6%
Utilities	1.7%

100.0%

The Japanese SmallCompany Series
Consumer Discretionary	21.8%
Consumer Staples	9.5%
Energy	1.2%
Financials	10.4%
Health Care	3.7%
Industrials	27.9%
Information Technology	12.2%
Materials	12.5%
Telecommunication Services	0.1%
Utilities	0.7%

100.0%

144

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The Asia Pacific Small Company Series
Consumer Discretionary	23.8%
Consumer Staples	4.1%
Energy	6.2%
Financials	12.9%
Health Care	6.2%
Industrials	22.9%
Information Technology	5.4%
Materials	12.2%
Other	0.1%
Real Estate Investment Trusts	0.1%
Telecommunication Services	2.6%
Utilities	3.5%

100.0%

The United Kingdom Small Company Series
Consumer Discretionary	20.7%
Consumer Staples	4.1%
Energy	4.6%
Financials	12.7%
Health Care	2.8%
Industrials	34.5%
Information Technology	13.7%
Materials	4.9%
Other	—
Telecommunication Services	0.9%
Utilities	1.1%

100.0%

The Continental Small Company Series
Consumer Discretionary	14.5%
Consumer Staples	7.0%
Energy	6.0%
Financials	15.9%
Health Care	8.4%
Industrials	26.1%
Information Technology	8.6%
Materials	10.2%
Other	—
Telecommunication Services	1.0%
Utilities	2.3%

100.0%

The Canadian Small Company Series
Consumer Discretionary	13.9%
Consumer Staples	2.3%
Energy	18.4%
Financials	7.1%
Health Care	4.9%
Industrials	7.8%
Information Technology	6.4%
Materials	38.2%
Telecommunication Services	0.3%
Utilities	0.7%

100.0%

The Emerging Markets Series
Consumer Discretionary	6.0%
Consumer Staples	8.6%
Energy	14.6%
Financials	20.2%
Health Care	2.1%
Industrials	6.0%
Information Technology	15.0%
Materials	14.1%
Other	—
Telecommunication Services	9.9%
Utilities	3.5%

100.0%

The Emerging Markets Small Cap Series
Consumer Discretionary	18.3%
Consumer Staples	10.5%
Energy	1.8%
Financials	15.7%
Health Care	4.9%
Industrials	17.9%
Information Technology	9.4%
Materials	16.3%
Other	0.2%
Real Estate Investment Trusts	—
Telecommunication Services	0.8%
Utilities	4.2%

100%

145

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (16.7%)
Carnival Corp.	2,788,461	$116,278,824	1.3%
#CBS Corp. Class B	3,870,469	62,740,302	0.7%
Comcast Corp. Class A	11,512,642	227,259,553	2.5%
#Comcast Corp. Special Class A	3,751,193	70,709,988	0.8%
*Liberty Media Corp. Interactive Class A	3,585,265	55,105,523	0.6%
News Corp. Class A	8,257,941	127,337,450	1.4%
#*Sears Holdings Corp.	595,638	72,042,416	0.8%
#Time Warner Cable, Inc.	1,980,956	111,428,775	1.2%
Time Warner, Inc.	6,225,984	205,955,551	2.3%
Walt Disney Co. (The)	4,577,802	168,646,226	1.8%
Other Securities		426,379,685	4.7%

Total Consumer Discretionary		1,643,884,293	18.1%

Consumer Staples — (6.3%)
Archer-Daniels-Midland Co.	2,639,369	73,743,970	0.8%
CVS Caremark Corp.	5,818,740	214,886,068	2.3%
#Kraft Foods, Inc.	3,952,916	117,006,314	1.3%
Other Securities		215,899,088	2.4%

Total Consumer Staples		621,535,440	6.8%

Energy — (13.2%)
Anadarko Petroleum Corp.	2,760,568	171,596,907	1.9%
Chesapeake Energy Corp.	3,039,817	72,347,645	0.8%
Chevron Corp.	855,223	69,649,361	0.8%
ConocoPhillips	5,928,100	350,884,239	3.9%
Hess Corp.	1,215,222	77,227,358	0.8%
Marathon Oil Corp.	3,398,346	109,256,824	1.2%
National-Oilwell, Inc.	1,895,755	83,470,093	0.9%
Other Securities		366,713,878	4.0%

Total Energy		1,301,146,305	14.3%

Financials — (23.7%)
Allstate Corp. (The)	2,668,014	87,164,017	0.9%
Bank of America Corp.	18,616,251	331,927,755	3.6%
Capital One Financial Corp.	2,264,568	98,304,897	1.1%
Chubb Corp.	1,484,925	78,507,985	0.9%
*Citigroup, Inc.	28,943,302	126,482,230	1.4%
CME Group, Inc.	276,766	90,892,722	1.0%
JPMorgan Chase & Co.	2,944,498	125,376,725	1.4%
Loews Corp.	2,592,160	96,532,038	1.1%
MetLife, Inc.	4,631,345	211,096,705	2.3%
Prudential Financial, Inc.	1,954,433	124,223,761	1.4%
#SunTrust Banks, Inc.	2,063,720	61,086,112	0.7%
Travelers Cos., Inc. (The)	3,328,076	168,866,576	1.9%
Other Securities		738,329,036	8.1%

Total Financials		2,338,790,559	25.8%

Health Care — (5.6%)
Aetna, Inc.	1,768,869	52,270,079	0.6%
*Thermo Fisher Scientific, Inc.	1,696,073	93,758,915	1.0%
*UnitedHealth Group, Inc.	2,645,609	80,188,409	0.9%
*WellPoint, Inc.	2,580,122	138,810,564	1.5%
Other Securities		185,424,978	2.1%

Total Health Care		550,452,945	6.1%

146

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.0%)
CSX Corp.	2,287,204	$128,197,784	1.4%
FedEx Corp.	563,693	50,738,007	0.6%
General Electric Co.	18,948,832	357,374,971	4.0%
Norfolk Southern Corp.	2,186,220	129,708,433	1.4%
#Northrop Grumman Corp.	1,926,678	130,686,569	1.4%
Southwest Airlines Co.	4,297,932	56,646,744	0.6%
Union Pacific Corp.	2,835,808	214,557,233	2.4%
Other Securities		217,358,516	2.4%

Total Industrials		1,285,268,257	14.2%

Information Technology — (3.5%)
Other Securities		343,055,631	3.8%

Materials — (4.2%)
Alcoa, Inc.	5,082,514	68,308,988	0.7%
Dow Chemical Co. (The)	3,982,926	122,793,609	1.4%
International Paper Co.	2,281,591	61,009,743	0.7%
#Weyerhaeuser Co.	1,105,551	54,746,886	0.6%
Other Securities		112,004,968	1.2%

Total Materials		418,864,194	4.6%

Telecommunication Services — (4.6%)
AT&T, Inc.	11,233,286	292,739,433	3.2%
#*Sprint Nextel Corp.	11,713,380	49,781,865	0.6%
Verizon Communications, Inc.	1,782,841	51,506,276	0.6%
Other Securities		56,619,005	0.6%

Total Telecommunication Services		450,646,579	5.0%

Utilities — (0.9%)
Other Securities		87,113,402	1.0%

TOTAL COMMON STOCKS		9,040,757,605	99.7%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,140,000 FNMA 6.00%, 10/01/38, valued at $13,730,091) to be repurchased at $13,526,214	$13,526	13,526,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.2%)
§@DFA Short Term Investment Fund	768,077,029	768,077,029	8.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $65,858,702 FNMA 2.688%(r), 03/01/35 & 6.122%(r), 08/01/37, valued at $26,313,027) to be repurchased at $25,547,006	$25,547	25,546,628	0.3%

147

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $29,140,000 FNMA 5.000%, 05/01/34 & 6.000%, 08/01/36, valued at $17,138,431) to be repurchased at $16,638,109	$16,638	$16,637,832	0.2%

TOTAL SECURITIES LENDING COLLATERAL		810,261,489	8.9%

TOTAL INVESTMENTS — (100.0%) (Cost $7,449,431,817)		$9,864,545,094	108.8%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,643,884,293	—	—	$1,643,884,293
Consumer Staples	621,535,440	—	—	621,535,440
Energy	1,301,146,305	—	—	1,301,146,305
Financials	2,338,790,559	—	—	2,338,790,559
Health Care	550,452,945	—	—	550,452,945
Industrials	1,285,268,257	—	—	1,285,268,257
Information Technology	343,055,631	—	—	343,055,631
Materials	418,864,194	—	—	418,864,194
Telecommunication Services	450,646,579	—	—	450,646,579
Utilities	87,113,402	—	—	87,113,402
Temporary Cash Investments	—	$13,526,000	—	13,526,000
Securities Lending Collateral	—	810,261,489	—	810,261,489

TOTAL	$9,040,757,605	$823,787,489	—	$9,864,545,094

See accompanying Notes to Financial Statements.

148

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.1%)
AUSTRALIA — (5.2%)
Australia & New Zealand Banking Group, Ltd.	3,176,183	$70,350,159	1.1%
National Australia Bank, Ltd.	2,342,165	59,839,711	0.9%
Wesfarmers, Ltd.	2,331,991	62,514,415	0.9%
Other Securities		213,248,699	3.2%

TOTAL AUSTRALIA		405,952,984	6.1%

AUSTRIA — (0.5%)
Other Securities		36,264,871	0.5%

BELGIUM — (0.6%)
Other Securities		46,552,727	0.7%

CANADA — (8.9%)
#Bank of Montreal	680,265	42,250,363	0.6%
#EnCana Corp.	1,307,643	43,253,401	0.6%
#Manulife Financial Corp.	2,074,478	37,413,307	0.6%
#Sun Life Financial, Inc.	1,262,400	37,121,370	0.6%
Suncor Energy, Inc.	1,057,029	36,160,423	0.5%
*Teck Resources, Ltd. Class B	1,418,230	55,735,127	0.8%
#Thomson Reuters Corp.	1,832,184	66,014,899	1.0%
#Toronto Dominion Bank	944,998	70,237,595	1.1%
TransCanada Corp.	1,065,371	37,588,991	0.6%
Other Securities		271,691,752	4.1%

TOTAL CANADA		697,467,228	10.5%

DENMARK — (1.2%)
Other Securities		94,897,499	1.4%

FINLAND — (0.8%)
Other Securities		59,187,255	0.9%

FRANCE — (7.0%)
#AXA SA	2,818,397	56,008,406	0.8%
BNP Paribas SA	913,891	62,771,738	1.0%
#Compagnie de Saint-Gobain SA	846,142	41,770,221	0.6%
Societe Generale Paris SA	996,332	53,203,436	0.8%
#Vivendi SA	2,686,677	70,478,172	1.1%
Other Securities		260,156,374	3.9%

TOTAL FRANCE		544,388,347	8.2%

GERMANY — (6.8%)
#Allianz SE	459,625	52,559,795	0.8%
Bayerische Motoren Werke AG	915,762	45,290,896	0.7%
Daimler AG	1,684,003	86,179,238	1.3%
Deutsche Bank AG	774,190	54,036,753	0.8%
#Munchener Rueckversicherungs-Gesellschaft AG	398,730	56,194,541	0.9%
Other Securities		240,941,814	3.6%

TOTAL GERMANY		535,203,037	8.1%

GREECE — (0.2%)
Other Securities		13,035,171	0.2%

HONG KONG — (1.9%)
Hutchison Whampoa, Ltd.	5,568,000	38,213,768	0.6%
Other Securities		107,269,586	1.6%

TOTAL HONG KONG		145,483,354	2.2%

149

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.1%)
Other Securities		$6,494,504	0.1%

ITALY — (2.2%)
#*Intesa Sanpaolo SpA	11,201,860	36,920,433	0.6%
*UniCredit SpA	22,325,370	58,508,215	0.9%
Other Securities		80,178,881	1.2%

TOTAL ITALY		175,607,529	2.7%

JAPAN — (14.9%)
FUJIFILM Holdings Corp.	1,327,000	45,478,278	0.7%
*Nissan Motor Co., Ltd.	4,257,200	37,042,570	0.5%
Sony Corp. Sponsored ADR	1,725,386	59,042,709	0.9%
Other Securities		1,025,385,618	15.5%

TOTAL JAPAN		1,166,949,175	17.6%

MALAYSIA — (0.0%)
Other Securities		—	0.0%

NETHERLANDS — (3.7%)
#ArcelorMittal NV	2,446,831	95,219,011	1.4%
Koninklijke Philips Electronics NV	2,870,499	96,388,982	1.5%
Other Securities		101,854,969	1.5%

TOTAL NETHERLANDS		293,462,962	4.4%

NEW ZEALAND — (0.1%)
Other Securities		8,507,124	0.1%

NORWAY — (1.0%)
Other Securities		75,226,049	1.1%

PORTUGAL — (0.1%)
Other Securities		8,836,227	0.1%

SINGAPORE — (1.4%)
Other Securities		112,298,827	1.7%

SPAIN — (3.0%)
#Banco Santander SA	3,335,415	42,411,010	0.6%
#Banco Santander SA Sponsored ADR	3,712,454	45,811,682	0.7%
Other Securities		149,589,052	2.3%

TOTAL SPAIN		237,811,744	3.6%

SWEDEN — (2.7%)
Nordea Bank AB	6,583,962	64,234,663	1.0%
Other Securities		145,570,214	2.2%

TOTAL SWEDEN		209,804,877	3.2%

SWITZERLAND — (6.1%)
Compagnie Financiere Richemont SA Series A	1,205,682	44,470,307	0.7%
#Credit Suisse Group AG	1,671,311	76,709,453	1.2%
#Credit Suisse Group AG Sponsored ADR	840,377	38,405,229	0.6%
#*Holcim, Ltd. AG	739,477	55,104,807	0.8%
*Swiss Reinsurance Co., Ltd. AG	931,611	40,402,531	0.6%
*UBS AG	3,481,616	53,937,826	0.8%
Zurich Financial Services AG	322,634	71,526,291	1.1%
Other Securities		100,304,943	1.5%

TOTAL SWITZERLAND		480,861,387	7.3%

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	1,196,479	50,821,561	0.8%

150

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CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Aviva P.L.C.	7,396,866	$39,102,707	0.6%
#Barclays P.L.C. Sponsored ADR	2,451,654	50,062,775	0.7%
#HSBC Holdings P.L.C. Sponsored ADR	2,052,635	104,458,595	1.6%
Kingfisher P.L.C.	10,285,817	39,200,367	0.6%
#Royal Dutch Shell P.L.C. ADR	2,647,536	160,652,484	2.4%
SABmiller P.L.C.	1,174,082	36,807,691	0.6%
Vodafone Group P.L.C.	34,976,333	77,460,069	1.2%
#Vodafone Group P.L.C. Sponsored ADR	8,066,329	179,072,504	2.7%
*Xstrata P.L.C.	3,843,909	63,258,372	0.9%
Other Securities		424,213,351	6.4%

TOTAL UNITED KINGDOM		1,225,110,476	18.5%

TOTAL COMMON STOCKS		6,579,403,354	99.2%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		—	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,950,000 FHLMC 5.00%, 10/15/19, valued at $14,943,938) to be repurchased at $14,719,233	$14,719	14,719,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.7%)
§@DFA Short Term Investment Fund	1,208,413,835	1,208,413,835	18.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $2,782,890) to be repurchased at $2,747,345	$2,747	2,747,304	0.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $17,016,808) to be repurchased at $16,683,409	16,683	16,683,145	0.3%

TOTAL SECURITIES LENDING COLLATERAL		1,227,844,284	18.5%

TOTAL INVESTMENTS — (100.0%) (Cost $6,340,635,125)		$7,821,966,638	118.0%

151

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,165,140	$400,787,844	—	$405,952,984
Austria	—	36,264,871	—	36,264,871
Belgium	4,378,533	42,174,194	—	46,552,727
Canada	697,467,228	—	—	697,467,228
Denmark	—	94,897,499	—	94,897,499
Finland	1,745,643	57,441,612	—	59,187,255
France	3,258,880	541,129,467	—	544,388,347
Germany	134,813,858	400,389,179	—	535,203,037
Greece	2,018,690	11,016,481	—	13,035,171
Hong Kong	—	145,483,354	—	145,483,354
Ireland	6,494,504	—	—	6,494,504
Italy	25,961,825	149,645,704	—	175,607,529
Japan	118,884,502	1,048,064,673	—	1,166,949,175
Malaysia	—	—	—	—
Netherlands	13,446,349	280,016,613	—	293,462,962
New Zealand	—	8,507,124	—	8,507,124
Norway	459,433	74,766,616	—	75,226,049
Portugal	—	8,836,227	—	8,836,227
Singapore	—	112,298,827	—	112,298,827
Spain	121,807,336	116,004,408	—	237,811,744
Sweden	8,128,568	201,676,309	—	209,804,877
Switzerland	52,459,762	428,401,625	—	480,861,387
United Kingdom	553,873,753	671,236,723	—	1,225,110,476
Rights/Warrants
Hong Kong	—	—	—	—
Temporary Cash Investments	—	14,719,000	—	14,719,000
Securities Lending Collateral	—	1,227,844,284	—	1,227,844,284

TOTAL	$1,750,364,004	$6,071,602,634	—	$7,821,966,638

See accompanying Notes to Financial Statements.

152

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.9%)
Consumer Discretionary — (19.2%)
*Alpine Electronics, Inc.	201,800	$2,848,424	0.2%
Exedy Corp.	119,000	3,139,735	0.2%
#K’s Holdings Corp.	156,927	4,167,060	0.3%
#Nifco, Inc.	162,700	3,638,360	0.3%
#Saizeriya Co., Ltd.	144,000	2,800,260	0.2%
Shochiku Co., Ltd.	385,400	3,301,744	0.3%
Toyobo Co., Ltd.	1,905,000	3,183,717	0.3%
Other Securities		245,583,937	19.7%

Total Consumer Discretionary		268,663,237	21.5%

Consumer Staples — (8.3%)
#Fancl Corp.	157,300	2,793,663	0.2%
Life Corp.	183,400	3,020,989	0.3%
#Megmilk Snow Brand Co., Ltd.	178,800	3,011,113	0.2%
Morinaga Milk Industry Co., Ltd.	852,000	3,442,130	0.3%
Nisshin Oillio Group, Ltd. (The)	534,000	2,814,121	0.2%
Other Securities		101,788,603	8.2%

Total Consumer Staples		116,870,619	9.4%

Energy — (1.1%)
Other Securities		14,795,802	1.2%

Financials — (9.2%)
#Bank of Iwate, Ltd. (The)	57,400	3,144,724	0.2%
Bank of Okinawa, Ltd. (The)	74,500	3,066,753	0.2%
Century Tokyo Leasing Corp.	279,790	3,685,649	0.3%
Kiyo Holdings, Inc.	2,135,900	2,788,784	0.2%
Tokai Tokyo Financial Holdings, Inc.	898,000	3,474,027	0.3%
*Tokyo Tatemono Co., Ltd.	689,000	3,177,317	0.3%
Other Securities		109,247,126	8.8%

Total Financials		128,584,380	10.3%

Health Care — (3.3%)
Kaken Pharmaceutical Co., Ltd.	348,000	2,822,402	0.2%
Nihon Kohden Corp.	151,200	2,894,218	0.3%
#Nipro Corp.	180,100	3,408,080	0.3%
Other Securities		36,448,209	2.9%

Total Health Care		45,572,909	3.7%

Industrials — (24.5%)
Central Glass Co., Ltd.	601,000	2,891,587	0.2%
#Daiseki Co., Ltd.	144,563	3,185,575	0.3%
#*Fuji Electric Holdings Co., Ltd.	1,214,000	3,646,711	0.3%
Futaba Corp.	149,000	3,028,498	0.3%
Hanwa Co., Ltd.	697,000	2,973,897	0.2%
JS Group Corp.	149,150	2,925,118	0.2%
#Meidensha Corp.	734,050	3,356,624	0.3%
Meitec Corp.	131,700	2,765,124	0.2%
#Miura Co., Ltd.	132,100	3,230,098	0.3%
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,938,839	0.2%
Takara Standard Co., Ltd.	485,000	3,178,057	0.3%
Other Securities		309,575,403	24.8%

Total Industrials		343,695,531	27.6%

Information Technology — (10.7%)
*Alps Electric Co., Ltd.	487,500	3,547,413	0.3%

153

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (Continued)
Capcom Co., Ltd.	153,100	$3,088,848	0.2%
*Dainippon Screen Manufacturing Co., Ltd.	652,000	3,660,794	0.3%
#eAccess, Ltd.	4,312	3,440,003	0.3%
Horiba, Ltd.	98,800	2,915,842	0.2%
#Hosiden Corp.	243,000	3,068,779	0.2%
IT Holdings Corp.	262,001	3,747,893	0.3%
#Nichicon Corp.	263,300	3,524,402	0.3%
Ryosan Co., Ltd.	122,000	3,252,940	0.3%
Other Securities		119,667,277	9.6%

Total Information Technology		149,914,191	12.0%

Materials — (11.0%)
Adeka Corp.	331,700	3,142,920	0.3%
FP Corp.	61,200	2,817,371	0.2%
#Hokuetsu Kishu Paper Co., Ltd.	553,199	2,789,154	0.2%
Kureha Corp.	571,500	2,815,467	0.2%
Nihon Parkerizing Co., Ltd.	230,000	3,291,888	0.3%
#Nippon Paint Co., Ltd.	727,200	4,637,149	0.4%
Toagosei Co., Ltd.	897,000	4,113,370	0.3%
Zeon Corp.	503,000	3,036,885	0.2%
Other Securities		127,902,153	10.3%

Total Materials		154,546,357	12.4%

Telecommunication Services — (0.0%)
Other Securities		596,211	0.0%

Utilities — (0.6%)
#Saibu Gas Co., Ltd.	1,268,000	3,409,619	0.3%
Other Securities		5,609,517	0.4%

Total Utilities		9,019,136	0.7%

TOTAL COMMON STOCKS		1,232,258,373	98.8%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/06/10 (Collateralized by $2,020,000 FHLMC 5.00%, 10/15/24, valued at $2,168,975) to be repurchased at $2,134,068	$2,134	2,134,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.9%)
§@DFA Short Term Investment Fund	166,288,935	166,288,935	13.3%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $940,896) to be repurchased at $928,879	$929	928,865	0.1%

TOTAL SECURITIES LENDING COLLATERAL		167,217,800	13.4%

154

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $1,529,579,040)	$1,401,610,173	112.4%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$34,928	$268,628,309	—	$268,663,237
Consumer Staples	—	116,870,619	—	116,870,619
Energy	—	14,795,802	—	14,795,802
Financials	1,844,953	126,739,427	—	128,584,380
Health Care	—	45,572,909	—	45,572,909
Industrials	—	343,695,531	—	343,695,531
Information Technology	—	149,914,191	—	149,914,191
Materials	—	154,546,357	—	154,546,357
Telecommunication Services	—	596,211	—	596,211
Utilities	—	9,019,136	—	9,019,136
Temporary Cash Investments	—	2,134,000	—	2,134,000
Securities Lending Collateral	—	167,217,800	—	167,217,800

TOTAL	$1,879,881	$1,399,730,292	—	$1,401,610,173

See accompanying Notes to Financial Statements.

155

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
AUSTRALIA — (45.6%)
Adelaide Brighton, Ltd.	1,480,311	$3,981,993	0.5%
#*Andean Resources, Ltd.	1,464,837	4,276,604	0.5%
Ansell, Ltd.	362,027	4,270,580	0.5%
#APA Group, Ltd.	1,222,316	4,075,912	0.5%
Australian Infrastructure Fund NL	2,805,723	5,095,900	0.6%
#Australian Pharmaceutical Industries, Ltd.	8,284,125	4,250,600	0.5%
*Australian Worldwide Exploration, Ltd.	1,531,333	3,460,809	0.4%
*AWB, Ltd.	3,807,619	3,599,988	0.4%
*Boart Longyear Group	11,160,269	3,331,322	0.4%
Bradken, Ltd.	582,247	3,897,011	0.5%
#Campbell Brothers, Ltd.	284,996	7,818,642	1.0%
Centennial Coal Co., Ltd.	1,207,405	4,698,800	0.6%
Challenger Financial Services Group, Ltd.	1,750,037	6,641,119	0.8%
ConnectEast Group, Ltd.	10,162,837	4,001,674	0.5%
#David Jones, Ltd.	1,296,067	5,557,080	0.7%
#Downer EDI, Ltd.	670,736	4,288,246	0.5%
DUET Group, Ltd.	3,068,784	5,007,244	0.6%
#Flight Centre, Ltd.	192,954	3,513,110	0.4%
#Healthscope, Ltd.	881,682	3,541,694	0.4%
*Iluka Resources, Ltd.	1,063,988	4,530,720	0.6%
#Invocare, Ltd.	552,483	3,192,985	0.4%
#Ioof Holdings, Ltd.	950,183	5,746,768	0.7%
JB Hi-Fi, Ltd.	315,065	5,608,203	0.7%
*Karoon Gas Australia, Ltd.	628,673	4,289,449	0.5%
Kingsgate Consolidated, Ltd.	402,364	3,157,513	0.4%
#Macarthur Coal, Ltd.	224,909	3,150,731	0.4%
#Monadelphous Group, Ltd.	302,955	4,295,601	0.5%
*Mount Gibson Iron, Ltd.	2,962,399	4,575,927	0.6%
*Navitas, Ltd.	1,205,167	5,767,881	0.7%
*Pacific Brands, Ltd.	4,412,120	4,818,447	0.6%
*PanAust, Ltd.	8,757,197	4,067,557	0.5%
#Perpetual Trustees Australia, Ltd.	116,090	3,672,838	0.5%
#Ramsay Health Care, Ltd.	259,021	3,234,135	0.4%
#Reece Australia, Ltd.	238,457	5,507,771	0.7%
*Riversdale Mining, Ltd.	692,356	5,811,035	0.7%
#Seek, Ltd.	666,916	5,118,282	0.6%
Southern Cross Media Group NL	1,572,128	3,153,722	0.4%
#Super Cheap Auto Group, Ltd.	711,023	3,654,930	0.5%
*Ten Network Holdings, Ltd.	2,056,782	3,426,274	0.4%
Transfield Services, Ltd.	954,232	3,479,794	0.4%
#UGL, Ltd.	332,576	4,496,941	0.6%
#West Australian Newspapers Holdings, Ltd.	728,122	5,277,439	0.6%
Other Securities		251,278,582	30.8%

TOTAL AUSTRALIA		436,621,853	53.5%

HONG KONG — (21.7%)
Giordano International, Ltd.	6,824,000	3,156,104	0.4%
Pacific Basin Shipping, Ltd.	5,837,000	4,413,779	0.5%
PCCW, Ltd.	12,632,000	3,818,685	0.5%
#Techtronic Industries Co., Ltd.	3,787,000	3,935,177	0.5%
Other Securities		192,052,469	23.5%

TOTAL HONG KONG		207,376,214	25.4%

MALAYSIA — (0.0%)
Other Securities		4,051	0.0%

156

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (5.1%)
Fisher & Paykel Healthcare Corp., Ltd.	2,409,822	$6,153,780	0.8%
Sky City Entertainment Group, Ltd.	2,535,089	5,794,428	0.7%
Other Securities		37,389,346	4.6%

TOTAL NEW ZEALAND		49,337,554	6.1%

SINGAPORE — (11.9%)
*Parkway Holdings, Ltd.	1,326,133	3,246,049	0.4%
Venture Corp., Ltd.	678,000	4,850,273	0.6%
Other Securities		105,375,176	12.9%

TOTAL SINGAPORE		113,471,498	13.9%

TOTAL COMMON STOCKS		806,811,170	98.9%

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
Other Securities		786,083	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		7,139	0.0%

HONG KONG — (0.0%)
Other Securities		193,978	0.0%

SINGAPORE — (0.0%)
Other Securities		170,397	0.0%

TOTAL RIGHTS/WARRANTS		371,514	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,425,000 FNMA 1.213%(v), 11/25/39, valued at $8,111,756) to be repurchased at $7,990,127	$7,990	7,990,000	1.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.8%)
§@DFA Short Term Investment Fund	140,583,847	140,583,847	17.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $545,948) to be repurchased at $538,975	$539	538,967	0.1%

TOTAL SECURITIES LENDING COLLATERAL		141,122,814	17.3%

TOTAL INVESTMENTS — (100.0%) (Cost $820,790,134)		$957,081,581	117.3%

157

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,814,217	$433,807,636	—	$436,621,853
Hong Kong	849,435	206,526,779	—	207,376,214
Malaysia	—	4,051	—	4,051
New Zealand	464,363	48,873,191	—	49,337,554
Singapore	801,697	112,669,801	—	113,471,498
Preferred Stocks
Australia	—	786,083	—	786,083
Rights/Warrants
Australia	7,120	19	—	7,139
Hong Kong	35,650	158,328	—	193,978
Singapore	170,397	—	—	170,397
Temporary Cash Investments	—	7,990,000	—	7,990,000
Securities Lending Collateral	—	141,122,814	—	141,122,814

TOTAL	$5,142,879	$951,938,702	—	$957,081,581

See accompanying Notes to Financial Statements.

158

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (96.8%)
Consumer Discretionary — (20.1%)
Aegis Group P.L.C.	3,149,142	$6,256,389	0.7%
*DSG International P.L.C.	10,089,373	5,076,384	0.6%
Halfords Group P.L.C.	752,842	5,831,598	0.7%
Informa P.L.C.	1,449,124	8,746,402	1.0%
*Persimmon P.L.C.	700,629	5,094,528	0.6%
United Business Media P.L.C.	864,643	7,299,365	0.8%
Other Securities		139,390,172	16.1%

Total Consumer Discretionary		177,694,838	20.5%

Consumer Staples — (4.0%)
PZ Cussons P.L.C.	1,298,024	5,394,895	0.6%
Other Securities		29,897,987	3.5%

Total Consumer Staples		35,292,882	4.1%

Energy — (4.4%)
*Dana Petroleum P.L.C.	333,328	6,146,559	0.7%
*Premier Oil P.L.C.	335,099	6,489,572	0.8%
*Soco International P.L.C.	223,095	5,549,243	0.6%
Other Securities		21,116,681	2.4%

Total Energy		39,302,055	4.5%

Financials — (12.3%)
Aberdeen Asset Management P.L.C.	2,558,118	5,371,881	0.6%
Amlin P.L.C.	1,063,929	6,087,386	0.7%
Catlin Group, Ltd. P.L.C.	977,375	5,257,079	0.6%
Close Brothers Group P.L.C.	481,680	5,361,460	0.6%
#Henderson Group P.L.C.	2,936,019	6,558,889	0.8%
Hiscox, Ltd. P.L.C.	1,517,006	7,723,171	0.9%
IG Group Holdings P.L.C.	1,241,907	7,701,442	0.9%
Jardine Lloyd Thompson Group P.L.C.	603,449	5,112,633	0.6%
Provident Financial P.L.C.	461,410	5,894,440	0.7%
Other Securities		53,851,507	6.2%

Total Financials		108,919,888	12.6%

Health Care — (2.8%)
SSL International P.L.C.	753,239	9,868,934	1.1%
Other Securities		14,477,675	1.7%

Total Health Care		24,346,609	2.8%

Industrials — (33.4%)
Aggreko P.L.C.	611,546	11,391,474	1.3%
Arriva P.L.C.	655,941	7,642,321	0.9%
#Babcock International Group P.L.C.	811,461	7,236,430	0.9%
Carillion P.L.C.	1,523,518	7,955,304	0.9%
Charter International P.L.C.	614,873	7,549,495	0.9%
Chemring Group P.L.C.	128,869	7,180,111	0.8%
De la Rue P.L.C.	387,017	5,391,296	0.6%
Hays P.L.C.	4,680,905	7,955,413	0.9%
Homeserve P.L.C.	220,105	6,706,453	0.8%
IMI P.L.C.	1,191,221	12,953,350	1.5%
Intertek Group P.L.C.	539,854	12,260,610	1.4%
Meggitt P.L.C.	1,630,199	7,757,004	0.9%
Michael Page International P.L.C.	1,235,568	8,036,307	0.9%
Regus P.L.C.	3,178,152	5,594,804	0.7%
Spirax-Sarco Engineering P.L.C.	301,608	7,095,437	0.8%
Tomkins P.L.C.	3,282,427	12,417,818	1.4%

159

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
*Travis Perkins P.L.C.	482,448	$6,231,047	0.7%
Ultra Electronics Holdings P.L.C.	267,145	6,307,382	0.7%
#VT Group P.L.C.	677,021	7,707,937	0.9%
Weir Group P.L.C. (The)	479,090	7,192,192	0.8%
Other Securities		133,003,894	15.4%

Total Industrials		295,566,079	34.1%

Information Technology — (13.2%)
ARM Holdings P.L.C.	4,777,637	18,427,499	2.1%
Dimension Data Holdings P.L.C.	5,151,402	7,148,024	0.8%
Electrocomponents P.L.C.	1,576,293	5,396,820	0.6%
Halma P.L.C.	1,461,044	6,083,205	0.7%
Logica P.L.C.	3,167,765	6,627,538	0.8%
*Misys P.L.C.	1,833,430	6,528,528	0.7%
Rotork P.L.C.	348,025	7,471,351	0.9%
Spectris P.L.C.	490,382	6,710,282	0.8%
Other Securities		52,848,783	6.1%

Total Information Technology		117,242,030	13.5%

Materials — (4.7%)
Croda International P.L.C.	484,717	7,433,197	0.9%
Mondi P.L.C.	943,611	6,369,567	0.7%
Other Securities		27,830,838	3.2%

Total Materials		41,633,602	4.8%

Telecommunication Services — (0.8%)
Other Securities		7,276,846	0.8%

Utilities — (1.1%)
Other Securities		9,629,833	1.1%

TOTAL COMMON STOCKS		856,904,662	98.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		—	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/04/10 (Collateralized by $5,070,000 FNMA 6.00%, 10/01/38, valued at $3,456,383) to be repurchased at $3,405,072.	$3,405	3,405,000	0.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (2.8%)
§@DFA Short Term Investment Fund	21,279,781	21,279,781	2.4%

160

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $3,290,540) to be repurchased at $3,248,512	$3,248	$3,248,463	0.4%

TOTAL SECURITIES LENDING COLLATERAL		24,528,244	2.8%

TOTAL INVESTMENTS — (100.0%) (Cost $871,826,348)		$884,837,906	102.0%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,458,708	$175,236,130	—	$177,694,838
Consumer Staples	244,809	35,048,073	—	35,292,882
Energy	—	39,302,055	—	39,302,055
Financials	531	108,919,357	—	108,919,888
Health Care	—	24,346,609	—	24,346,609
Industrials	842,433	294,723,646	—	295,566,079
Information Technology	—	117,242,030	—	117,242,030
Materials	—	41,633,602	—	41,633,602
Telecommunication Services	1,970,194	5,306,652	—	7,276,846
Utilities	—	9,629,833	—	9,629,833
Rights/Warrants	—	—	—	—
Temporary Cash Investments	—	3,405,000	—	3,405,000
Securities Lending Collateral	—	24,528,244	—	24,528,244

TOTAL	$5,516,675	$879,321,231	—	$884,837,906

See accompanying Notes to Financial Statements.

161

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (79.8%)
AUSTRIA — (2.5%)
Andritz AG	116,739	$7,147,662	0.4%
Other Securities		47,944,956	2.7%

TOTAL AUSTRIA		55,092,618	3.1%

BELGIUM — (3.5%)
Bekaert SA	56,385	10,081,272	0.6%
D’Ieteren SA	12,852	6,020,251	0.3%
Other Securities		60,678,302	3.4%

TOTAL BELGIUM		76,779,825	4.3%

DENMARK — (2.4%)
Other Securities		53,532,825	3.0%

FINLAND — (6.5%)
#KCI Konecranes Oyj	232,703	7,470,867	0.4%
#Metso Corp. Oyj	206,460	7,964,260	0.5%
*M-Real Oyj Series B	3,525,955	12,251,527	0.7%
#Nokian Renkaat Oyj	325,926	7,661,297	0.4%
Other Securities		108,340,211	6.1%

TOTAL FINLAND		143,688,162	8.1%

FRANCE — (10.7%)
Arkema SA	199,362	8,316,785	0.5%
*Atos Origin SA	143,571	7,275,071	0.4%
#Bourbon SA	155,755	6,747,054	0.4%
*Compagnie Generale de Geophysique-Veritas SA	219,970	6,622,483	0.4%
*Gemalto NV	149,247	6,652,952	0.4%
Havas SA	1,165,955	6,244,766	0.3%
Nexans SA	92,377	7,282,145	0.4%
SEB SA	87,918	6,686,682	0.4%
Societe BIC SA	84,787	6,591,662	0.4%
*Valeo SA	232,962	7,792,093	0.4%
Other Securities		165,053,841	9.2%

TOTAL FRANCE		235,265,534	13.2%

GERMANY — (11.6%)
*Aareal Bank AG	492,663	10,749,514	0.6%
#Aixtron AG	259,027	8,183,192	0.5%
Aurubis AG	144,707	7,327,699	0.4%
Bilfinger Berger AG	162,980	10,808,808	0.6%
#Lanxess AG	218,704	10,328,223	0.6%
MTU Aero Engines Holding AG	163,223	8,948,890	0.5%
Rheinmetall AG	107,359	7,473,083	0.4%
Rhoen-Klinikum AG	379,608	9,758,046	0.5%
#*SGL Carbon SE	217,830	7,062,079	0.4%
#Software AG	70,053	8,018,342	0.5%
Stada Arzneimittel AG	173,213	6,791,594	0.4%
Wincor Nixdorf AG	112,151	7,627,473	0.4%
Other Securities		152,976,235	8.6%

TOTAL GERMANY		256,053,178	14.4%

GREECE — (2.2%)
Other Securities		49,026,184	2.7%

IRELAND — (2.4%)
DCC P.L.C.	308,989	8,252,891	0.5%

162

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (Continued)
*Dragon Oil P.L.C.	1,347,570	$9,949,190	0.6%
Paddy Power P.L.C.	180,573	6,347,171	0.3%
Other Securities		28,513,507	1.6%

TOTAL IRELAND		53,062,759	3.0%

ITALY — (6.6%)
Other Securities		143,965,536	8.1%

NETHERLANDS — (4.9%)
Imtech NV	240,919	7,597,862	0.4%
Koninklijke Boskalis Westminster NV	133,054	6,001,579	0.3%
Nutreco Holding NV	136,273	8,526,171	0.5%
Other Securities		85,008,577	4.8%

TOTAL NETHERLANDS		107,134,189	6.0%

NORWAY — (3.6%)
#*TGS Nopec Geophysical Co. ASA	404,241	7,747,472	0.5%
Other Securities		71,749,044	4.0%

TOTAL NORWAY		79,496,516	4.5%

PORTUGAL — (1.0%)
Other Securities		22,745,625	1.3%

SPAIN — (4.5%)
#Ebro Puleva SA	312,280	5,815,276	0.3%
Other Securities		93,160,881	5.2%

TOTAL SPAIN		98,976,157	5.5%

SWEDEN — (6.3%)
#Boliden AB	497,124	6,839,672	0.4%
#Elekta AB Series B	302,500	7,855,659	0.4%
Modern Times Group AB Series B	107,750	6,561,146	0.4%
*Trelleborg AB Series B	878,565	6,356,388	0.3%
Other Securities		110,036,538	6.2%

TOTAL SWEDEN		137,649,403	7.7%

SWITZERLAND — (10.9%)
Aryzta AG	265,691	10,151,959	0.6%
*Bank Sarasin & Cie AG Series B	172,644	6,715,373	0.4%
*Clariant AG	756,817	10,441,951	0.6%
#Galenica Holding AG	15,281	5,942,441	0.3%
#*Logitech International SA	376,693	6,149,652	0.3%
PSP Swiss Property AG	141,111	8,398,369	0.5%
Sika AG	4,203	7,465,288	0.4%
Swiss Prime Site AG	163,073	9,643,069	0.5%
#Valiant Holding AG	33,293	6,330,913	0.4%
Other Securities		169,140,498	9.5%

TOTAL SWITZERLAND		240,379,513	13.5%

UNITED KINGDOM — (0.2%)
Other Securities		4,524,669	0.2%

TOTAL COMMON STOCKS		1,757,372,693	98.6%

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Other Securities		1,894,634	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

163

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
BELGIUM — (0.0%)
Other Securities		$453	0.0%

FRANCE — (0.0%)
Other Securities		226,828	0.0%

ITALY — (0.0%)
Other Securities		11,386	0.0%

SPAIN — (0.0%)
Other Securities		7,659	0.0%

SWEDEN — (0.0%)
Other Securities		70,891	0.0%

SWITZERLAND — (0.0%)
Other Securities		23,702	0.0%

TOTAL RIGHTS/WARRANTS		340,919	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $25,045,000 FHLMC 6.50%, 09/01/37, valued at $12,794,553) to be repurchased at $12,605,200	$12,605	12,605,000	0.7%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.5%)
§@DFA Short Term Investment Fund	428,637,743	428,637,743	24.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $296,485) to be repurchased at $290,677	$291	290,672	0.0%

TOTAL SECURITIES LENDING COLLATERAL		428,928,415	24.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,976,947,922)		$2,201,141,661	123.5%

164

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$196,925	$54,895,693	—	$55,092,618
Belgium	229,798	76,550,027	—	76,779,825
Denmark	122,467	53,410,358	—	53,532,825
Finland	1,312,997	142,375,165	—	143,688,162
France	537,962	234,727,572	—	235,265,534
Germany	78,693	255,974,485	—	256,053,178
Greece	337,462	48,688,722	—	49,026,184
Ireland	—	53,062,759	—	53,062,759
Italy	—	143,965,536	—	143,965,536
Netherlands	961,586	106,172,603	—	107,134,189
Norway	32,438	79,464,078	—	79,496,516
Portugal	234,934	22,510,691	—	22,745,625
Spain	—	98,976,157	—	98,976,157
Sweden	1,027,633	136,621,770	—	137,649,403
Switzerland	3,155,156	237,224,357	—	240,379,513
United Kingdom	1,048,251	3,476,418	—	4,524,669
Preferred Stocks
Switzerland	1,894,634	—	—	1,894,634
Rights/Warrants
Austria	—	—	—	—
Belgium	453	—	—	453
France	226,760	68	—	226,828
Italy	11,386	—	—	11,386
Spain	7,659	—	—	7,659
Sweden	—	70,891	—	70,891
Switzerland	23,702	—	—	23,702
Temporary Cash Investments	—	12,605,000	—	12,605,000
Securities Lending Collateral	—	428,928,415	—	428,928,415

TOTAL	$11,440,896	$2,189,700,765	—	$2,201,141,661

See accompanying Notes to Financial Statements.

165

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.9%)
Consumer Discretionary — (12.0%)
Astral Media, Inc. Class A	186,347	$6,475,733	1.3%
Corus Entertainment, Inc. Class B	278,300	5,602,712	1.1%
Dorel Industries, Inc. Class B	107,500	3,806,630	0.8%
#*Gildan Activewear, Inc.	246,010	7,139,570	1.4%
Groupe Aeroplan, Inc.	485,521	5,305,457	1.1%
#Linamar Corp.	179,780	3,606,927	0.7%
Quebecor, Inc. Class B	159,493	5,674,421	1.1%
Reitmans Canada, Ltd. Class A	193,400	3,583,174	0.7%
*RONA, Inc.	426,885	7,291,253	1.4%
Other Securities		21,801,179	4.3%

Total Consumer Discretionary		70,287,056	13.9%

Consumer Staples — (2.0%)
*Cott Corp.	512,400	4,287,655	0.9%
Other Securities		7,248,375	1.4%

Total Consumer Staples		11,536,030	2.3%

Energy — (15.8%)
#*Bankers Petroleum, Ltd.	685,432	6,045,945	1.2%
*Crew Energy, Inc.	250,936	4,508,350	0.9%
#Nuvista Energy, Ltd.	274,221	3,296,159	0.6%
Progress Energy Resources Corp.	385,252	4,615,591	0.9%
ShawCor, Ltd.	209,500	5,981,000	1.2%
Trican Well Service, Ltd.	391,971	4,977,777	1.0%
#*Uranium One, Inc.	1,819,900	4,604,394	0.9%
Other Securities		58,527,620	11.6%

Total Energy		92,556,836	18.3%

Financials — (6.1%)
#AGF Management, Ltd. Class B	348,279	5,962,366	1.2%
#Canadian Western Bank	226,200	5,342,132	1.0%
Home Capital Group, Inc.	113,700	5,316,745	1.0%
Laurentian Bank of Canada	92,400	4,013,278	0.8%
Other Securities		15,059,523	3.0%

Total Financials		35,694,044	7.0%

Health Care — (4.2%)
Biovail Corp.	329,038	5,581,143	1.1%
#*MDS, Inc.	464,108	4,148,553	0.8%
*SXC Health Solutions Corp.	84,161	5,851,832	1.2%
Other Securities		9,140,905	1.8%

Total Health Care		24,722,433	4.9%

Industrials — (6.7%)
#Russel Metals, Inc.	229,900	4,825,229	0.9%
*Stantec, Inc.	156,600	3,985,145	0.8%
Toromont Industries, Ltd.	214,900	6,006,114	1.2%
Other Securities		24,735,169	4.9%

Total Industrials		39,551,657	7.8%

Information Technology — (5.5%)
*Celestica, Inc.	797,607	7,867,712	1.6%
*MacDonald Dettweiler & Associates, Ltd.	129,900	5,175,284	1.0%
*Open Text Corp.	135,242	5,728,946	1.1%

166

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (Continued)
Other Securities		$13,487,537	2.7%

Total Information Technology		32,259,479	6.4%

Materials — (32.8%)
*Alamos Gold, Inc.	347,100	5,156,270	1.0%
*Canfor Corp.	330,690	3,392,193	0.7%
*Consolidated Thompson Iron Mines, Ltd.	454,936	3,869,509	0.8%
*Equinox Minerals, Ltd.	1,678,290	6,641,786	1.3%
*Euro Goldfields, Ltd.	521,060	3,811,258	0.7%
*Golden Star Resources, Ltd.	855,400	3,882,058	0.8%
*HudBay Minerals, Inc.	477,851	6,077,806	1.2%
*Lundin Mining Corp.	1,147,100	5,409,145	1.1%
Methanex Corp.	359,200	8,355,873	1.6%
*New Gold, Inc.	908,262	5,320,101	1.0%
#*Osisko Mining Corp.	685,640	7,255,985	1.4%
Pan Amer Silver Corp.	220,900	5,865,006	1.2%
#*Quadra Mining, Ltd.	260,350	3,952,153	0.8%
*SEMAFO, Inc.	689,365	4,397,603	0.9%
Sherritt International Corp.	706,329	5,493,206	1.1%
*Silver Standard Resources, Inc.	229,462	4,714,385	0.9%
#Silvercorp Metals, Inc.	482,000	3,952,609	0.8%
#*Taseko Mines, Ltd.	649,000	3,686,484	0.7%
#*Thompson Creek Metals Co., Inc.	474,700	6,079,786	1.2%
West Fraser Timber Co., Ltd.	123,716	5,358,834	1.1%
Other Securities		89,958,885	17.8%

Total Materials		192,630,935	38.1%

Telecommunication Services — (0.2%)
Other Securities		1,384,165	0.3%

Utilities — (0.6%)
Other Securities		3,455,638	0.7%

TOTAL COMMON STOCKS		504,078,273	99.7%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,120,000 FHLMC 5.00%, 10/15/24, valued at $1,202,600) to be repurchased at $1,180,019	$1,180	1,180,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.9%)
§@DFA Short Term Investment Fund	80,305,118	80,305,118	15.9%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10, (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $971,753) to be repurchased at $952,714	$953	952,699	0.2%

TOTAL SECURITIES LENDING COLLATERAL		81,257,817	16.1%

167

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $600,757,081)	$586,516,090	116.0%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$70,287,056	—	—	$70,287,056
Consumer Staples	11,536,030	—	—	11,536,030
Energy	92,556,836	—	—	92,556,836
Financials	35,694,044	—	—	35,694,044
Health Care	24,722,433	—	—	24,722,433
Industrials	39,551,657	—	—	39,551,657
Information Technology	32,259,332	$147	—	32,259,479
Materials	192,630,935	—	—	192,630,935
Telecommunication Services	1,384,165	—	—	1,384,165
Utilities	3,455,638	—	—	3,455,638
Temporary Cash Investments	—	1,180,000	—	1,180,000
Securities Lending Collateral	—	81,257,817	—	81,257,817

TOTAL	$504,078,126	$82,437,964	—	$586,516,090

See accompanying Notes to Financial Statements.

168

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (82.7%)
ARGENTINA — (0.1%)
Other Securities		$1,721,656	0.1%

BRAZIL — (3.3%)
Companhia Siderurgica Nacional SA	734,552	13,733,893	0.6%
Petroleo Brasilerio SA ADR	868,746	36,860,893	1.6%
Other Securities		30,077,170	1.3%

TOTAL BRAZIL		80,671,956	3.5%

CHILE — (1.5%)
Other Securities		37,770,574	1.7%

CHINA — (9.2%)
Bank of China, Ltd.	36,691,000	18,887,982	0.8%
China Construction Bank Corp.	21,737,000	17,679,518	0.8%
#China Life Insurance Co., Ltd. ADR	250,705	16,945,151	0.7%
China Mobile, Ltd. Sponsored ADR	696,697	34,068,483	1.5%
#CNOOC, Ltd. ADR	67,956	11,954,820	0.5%
Industrial & Commercial Bank of China, Ltd.	34,093,000	24,848,598	1.1%
PetroChina Co., Ltd. ADR	115,210	13,264,127	0.6%
Tencent Holdings, Ltd.	700,600	14,470,766	0.6%
Other Securities		77,309,097	3.4%

TOTAL CHINA		229,428,542	10.0%

CZECH REPUBLIC — (0.9%)
CEZ A.S.	279,544	13,404,286	0.6%
Other Securities		7,489,643	0.3%

TOTAL CZECH REPUBLIC		20,893,929	0.9%

HUNGARY — (1.3%)
#*OTP Bank NYRT	473,736	16,652,516	0.7%
Other Securities		16,368,600	0.7%

TOTAL HUNGARY		33,021,116	1.4%

INDIA — (10.9%)
HDFC Bank, Ltd.	386,733	17,145,011	0.7%
Infosys Technologies, Ltd.	449,681	27,426,840	1.2%
#Infosys Technologies, Ltd. Sponsored ADR	233,496	13,981,740	0.6%
Reliance Industries, Ltd.	1,958,609	45,244,268	2.0%
Tata Consultancy Services, Ltd.	756,974	12,986,852	0.6%
Other Securities		153,802,995	6.7%

TOTAL INDIA		270,587,706	11.8%

INDONESIA — (2.4%)
PT Astra International Tbk	2,890,061	14,934,573	0.7%
PT Telekomunikasi Indonesia Tbk	14,011,140	12,095,770	0.5%
Other Securities		33,532,822	1.5%

TOTAL INDONESIA		60,563,165	2.7%

ISRAEL — (1.5%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	423,625	24,879,496	1.1%
Other Securities		12,923,591	0.6%

TOTAL ISRAEL		37,803,087	1.7%

MALAYSIA — (4.5%)
CIMB Group Holdings Berhad	2,785,627	12,334,742	0.5%

169

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MALAYSIA — (Continued)
Other Securities		$99,758,768	4.4%

TOTAL MALAYSIA		112,093,510	4.9%

MEXICO — (6.6%)
#America Movil S.A.B. de C.V. Series L	17,737,259	45,638,804	2.0%
#Grupo Mexico S.A.B. de C.V. Series B	4,075,517	10,754,618	0.5%
#Wal-Mart de Mexico S.A.B. de C.V. Series V	8,745,360	20,456,567	0.9%
Other Securities		87,246,332	3.8%

TOTAL MEXICO		164,096,321	7.2%

PHILIPPINES — (0.5%)
Other Securities		12,385,583	0.5%

POLAND — (1.3%)
Other Securities		32,992,799	1.4%

RUSSIA — (3.8%)
*Gazprom OAO Sponsored ADR	1,525,390	35,017,180	1.5%
*Lukoil OAO Sponsored ADR	330,511	18,590,951	0.8%
Other Securities		41,167,583	1.8%

TOTAL RUSSIA		94,775,714	4.1%

SOUTH AFRICA — (8.1%)
*Anglo American Platinum Corp., Ltd.	103,642	11,301,790	0.5%
Impala Platinum Holdings, Ltd.	478,692	13,424,808	0.6%
*MTN Group, Ltd.	1,659,950	24,217,399	1.0%
Naspers, Ltd. Series N	324,237	13,057,043	0.6%
Sasol, Ltd. Sponsored ADR	1,065,717	43,321,396	1.9%
Standard Bank Group, Ltd.	861,864	13,104,398	0.6%
Other Securities		81,769,338	3.6%

TOTAL SOUTH AFRICA		200,196,172	8.8%

SOUTH KOREA — (12.7%)
#Hyundai Heavy Industries Co., Ltd.	47,395	10,726,806	0.5%
#Hyundai Motor Co., Ltd.	95,919	11,697,991	0.5%
POSCO	46,060	20,654,841	0.9%
Samsung Electronics Co., Ltd.	97,139	73,858,555	3.2%
Samsung Electronics Co., Ltd. GDR	49,372	18,856,946	0.8%
Other Securities		179,110,260	7.9%

TOTAL SOUTH KOREA		314,905,399	13.8%

TAIWAN — (10.4%)
Formosa Chemicals & Fiber Co., Ltd.	4,298,445	10,839,166	0.5%
Formosa Plastics Corp.	5,051,648	11,222,961	0.5%
Hon Hai Precision Industry Co., Ltd.	4,590,176	21,548,710	0.9%
#Media Tek, Inc.	735,527	12,453,974	0.5%
Nan Ya Plastic Corp.	7,084,564	14,853,387	0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	43,813,226	1.9%
Other Securities		142,354,282	6.2%

TOTAL TAIWAN		257,085,706	11.2%

THAILAND — (1.5%)
Other Securities		37,775,641	1.7%

TURKEY — (2.2%)
Turkiye Garanti Bankasi A.S.	2,842,585	13,770,993	0.6%

170

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
TURKEY — (Continued)
Other Securities		$40,353,802	1.8%

TOTAL TURKEY		54,124,795	2.4%

TOTAL COMMON STOCKS		2,052,893,371	89.8%

PREFERRED STOCKS — (8.8%)
BRAZIL — (8.8%)
Banco Bradesco SA	1,440,120	26,470,205	1.2%
Companhia de Bebidas das Americas Preferred ADR	151,600	14,826,480	0.6%
Gerdau SA	756,268	12,425,724	0.5%
Itau Unibanco Holding SA	1,765,755	38,276,225	1.7%
Petroleo Brasilerio SA ADR	1,206,109	45,759,775	2.0%
Vale SA Series A	1,412,691	37,904,737	1.7%
Other Securities		43,261,900	1.9%

TOTAL BRAZIL		218,925,046	9.6%

TOTAL PREFERRED STOCKS		218,925,046	9.6%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		—	0.0%

CHINA — (0.0%)
Other Securities		2,502	0.0%

MALAYSIA — (0.0%)
Other Securities		7,590	0.0%

TOTAL RIGHTS/WARRANTS		10,092	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $6,390,000 FNMA 1.213%(v), 11/25/39, valued at $5,499,642) to be repurchased at $5,416,086	$5,416	5,416,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
§@DFA Short Term Investment Fund	205,297,070	205,297,070	9.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $174,219) to be repurchased at $171,994	$172	171,991	0.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,343,542) to be repurchased at $1,317,219	1,317	1,317,198	0.1%

TOTAL SECURITIES LENDING COLLATERAL		206,786,259	9.1%

171

THE EMERGING MARKETS SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $1,281,019,294)	$2,484,030,768	108.7%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,721,656	—	—	$1,721,656
Brazil	80,671,956	—	—	80,671,956
Chile	37,770,574	—	—	37,770,574
China	85,209,043	$144,219,499	—	229,428,542
Czech Republic	—	20,893,929	—	20,893,929
Hungary	—	33,021,116	—	33,021,116
India	21,770,824	248,816,882	—	270,587,706
Indonesia	—	60,563,165	—	60,563,165
Israel	24,879,496	12,923,591	—	37,803,087
Malaysia	—	112,093,510	—	112,093,510
Mexico	164,088,501	7,820	—	164,096,321
Philippines	—	12,385,583	—	12,385,583
Poland	—	32,992,799	—	32,992,799
Russia	—	94,775,714	—	94,775,714
South Africa	60,558,996	139,637,176	—	200,196,172
South Korea	4,138,431	310,766,968	—	314,905,399
Taiwan	7,067,247	250,018,459	—	257,085,706
Thailand	37,775,641	—	—	37,775,641
Turkey	3	54,124,792	—	54,124,795
Preferred Stocks
Brazil	218,925,046	—	—	218,925,046
Rights/Warrants
Brazil	—	—	—	—
China	—	2,502	—	2,502
Malaysia	—	7,590	—	7,590
Temporary Cash Investments	—	5,416,000	—	5,416,000
Securities Lending Collateral	—	206,786,259	—	206,786,259

TOTAL	$744,577,414	$1,739,453,354	—	$2,484,030,768

See accompanying Notes to Financial Statements.

172

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (86.8%)
ARGENTINA — (0.0%)
Other Securities		$—	0.0%

BRAZIL — (6.7%)
Diagnosticos Da America SA	507,200	4,382,652	0.3%
Duratex SA	624,462	5,690,481	0.4%
Lojas Renner SA	273,700	6,786,406	0.5%
*Magnesita Refratarios SA	538,604	3,947,542	0.3%
*PDG Realty SA Empreendimentos e Participacoes	448,000	4,072,142	0.3%
Totvs SA	49,764	3,421,141	0.2%
Other Securities		78,501,135	5.4%

TOTAL BRAZIL		106,801,499	7.4%

CHILE — (2.4%)
*Empresas La Polar SA	745,043	4,328,557	0.3%
Other Securities		33,893,619	2.4%

TOTAL CHILE		38,222,176	2.7%

CHINA — (10.7%)
#*Brilliance China Automotive Holdings, Ltd.	12,088,000	4,283,054	0.3%
China Travel International Investment Hong Kong, Ltd.	13,617,900	3,361,995	0.2%
China Yurun Food Group, Ltd.	2,013,000	6,142,667	0.4%
#Hopson Development Holdings, Ltd.	3,476,000	4,496,380	0.3%
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,774,000	3,674,104	0.3%
#*Semiconductor Manufacturing International Corp.	93,483,000	10,043,597	0.7%
Shenzhen International Holdings, Ltd.	42,344,300	3,177,793	0.2%
#Skyworth Digital Holdings, Ltd.	6,543,562	5,896,623	0.4%
Xinao Gas Holdings, Ltd.	2,178,000	6,586,811	0.5%
Other Securities		123,149,792	8.5%

TOTAL CHINA		170,812,816	11.8%

HUNGARY — (0.2%)
Other Securities		3,370,093	0.2%

INDIA — (11.5%)
*LIC Housing Finance, Ltd.	148,431	3,180,953	0.2%
Shriram Transport Finance Co., Ltd.	260,052	3,295,294	0.2%
Other Securities		175,843,672	12.2%

TOTAL INDIA		182,319,919	12.6%

INDONESIA — (3.7%)
*PT Bank Pan Indonesia Tbk	26,324,875	3,674,635	0.3%
PT Kalbe Farma Tbk	14,904,238	3,396,957	0.2%
Other Securities		51,151,477	3.5%

TOTAL INDONESIA		58,223,069	4.0%

ISRAEL — (2.0%)
Other Securities		31,215,231	2.2%

MALAYSIA — (5.1%)
Other Securities		80,426,196	5.6%

MEXICO — (4.8%)
#Banco Compartamos S.A. de C.V.	612,400	3,464,327	0.2%
#*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	4,211,797	0.3%
Embotelladora Arca S.A.B. de C.V.	1,909,100	7,210,148	0.5%
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	7,204,396	0.5%
#*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,458,750	0.2%

173

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (Continued)
Grupo Continental S.A.B. de C.V.	3,051,159	$8,153,110	0.6%
*Industrias CH S.A.B. de C.V. Series B	1,172,808	4,925,655	0.3%
#TV Azteca S.A.B. de C.V. Series A	6,581,300	3,725,693	0.3%
Other Securities		33,882,438	2.4%

TOTAL MEXICO		76,236,314	5.3%

PHILIPPINES — (1.5%)
Other Securities		23,671,413	1.6%

POLAND — (2.5%)
Other Securities		40,592,721	2.8%

SOUTH AFRICA — (8.5%)
Aveng, Ltd.	981,591	4,923,931	0.3%
Barloworld, Ltd.	579,959	3,845,104	0.3%
Clicks Group, Ltd.	918,874	3,820,612	0.3%
Foschini, Ltd.	521,461	4,791,088	0.3%
Grindrod, Ltd.	1,607,864	3,554,135	0.3%
Imperial Holdings, Ltd.	422,517	5,653,970	0.4%
JD Group, Ltd.	1,023,857	6,169,700	0.4%
*Metropolitan Holdings, Ltd.	2,025,393	4,572,929	0.3%
Mr. Price Group, Ltd.	693,186	3,937,835	0.3%
Nampak, Ltd.	1,326,125	3,258,267	0.2%
Reunert, Ltd.	594,843	4,626,510	0.3%
Spar Group, Ltd. (The)	559,850	5,794,753	0.4%
*Tongaat-Hulett, Ltd.	625,434	8,746,246	0.6%
Woolworths Holdings, Ltd.	1,831,592	5,673,980	0.4%
Other Securities		65,875,261	4.6%

TOTAL SOUTH AFRICA		135,244,321	9.4%

SOUTH KOREA — (10.8%)
Daegu Bank Co., Ltd.	298,043	3,939,322	0.3%
Yuhan Corp.	22,842	3,298,891	0.2%
Other Securities		164,597,635	11.4%

TOTAL SOUTH KOREA		171,835,848	11.9%

TAIWAN — (11.1%)
Other Securities		177,326,860	12.3%

THAILAND — (2.3%)
Other Securities		37,094,784	2.6%

TURKEY — (3.0%)
Other Securities		47,265,571	3.3%

TOTAL COMMON STOCKS		1,380,658,831	95.7%

PREFERRED STOCKS — (3.4%)
BRAZIL — (3.4%)
#*Braskem SA Preferred A Sponsored ADR	301,000	4,289,250	0.3%
Eletropaulo Metropolita SA Preferred A	184,200	4,069,196	0.3%
Klabin SA	1,412,700	4,413,037	0.3%
*Net Servicos de Comunicacao SA	400,902	4,734,945	0.3%
Suzano Papel e Celullose SA	390,634	4,982,227	0.4%
Ultrapar Participacoes SA	153,240	7,224,518	0.5%
Other Securities		23,277,108	1.6%

TOTAL BRAZIL		52,990,281	3.7%

INDIA — (0.0%)
Other Securities		42,052	0.0%

174

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MALAYSIA — (0.0%)
Other Securities		$19,449	0.0%

TOTAL PREFERRED STOCKS		53,051,782	3.7%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Securities		19	0.0%

CHINA — (0.0%)
Other Securities		1,866	0.0%

HONG KONG — (0.0%)
Other Securities		22,388	0.0%

INDIA — (0.0%)
Other Securities		47,732	0.0%

INDONESIA — (0.0%)
Other Securities		17,063	0.0%

ISRAEL — (0.0%)
Other Securities		2,127	0.0%

MALAYSIA — (0.0%)
Other Securities		10,695	0.0%

SOUTH KOREA — (0.0%)
Other Securities		33,573	0.0%

THAILAND — (0.0%)
Other Securities		77,832	0.0%

TOTAL RIGHTS/WARRANTS		213,295	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $17,955,000 FHLMC 5.00%, 10/15/19, valued at $19,234,294) to be repurchased at $18,949,300	$18,949	18,949,000	1.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.6%)
§@DFA Short Term Investment Fund	135,269,420	135,269,420	9.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,989,823) to be repurchased at $1,950,838	$1,951	1,950,807	0.1%

TOTAL SECURITIES LENDING COLLATERAL		137,220,227	9.5%

TOTAL INVESTMENTS — (100.0%) (Cost $1,161,079,340)		$1,590,093,135	110.2%

175

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	—	—	—
Brazil	$106,801,499	—	—	$106,801,499
Chile	38,222,176	—	—	38,222,176
China	2,546,875	$168,265,941	—	170,812,816
Hungary	—	3,370,093	—	3,370,093
India	1,182,573	181,137,346	—	182,319,919
Indonesia	1,452,549	56,770,520	—	58,223,069
Israel	330,232	30,884,999	—	31,215,231
Malaysia	144,575	80,281,621	—	80,426,196
Mexico	76,180,035	56,279	—	76,236,314
Philippines	67,604	23,603,809	—	23,671,413
Poland	—	40,592,721	—	40,592,721
South Africa	314,390	134,929,931	—	135,244,321
South Korea	1,418,419	170,417,429	—	171,835,848
Taiwan	493,993	176,832,867	—	177,326,860
Thailand	36,793,623	301,161	—	37,094,784
Turkey	2,219,173	45,046,398	—	47,265,571
Preferred Stocks
Brazil	52,955,201	35,080	—	52,990,281
India	—	42,052	—	42,052
Malaysia	19,449	—	—	19,449
Rights/Warrants
Brazil	19	—	—	19
China	—	1,866	—	1,866
Hong Kong	—	22,388	—	22,388
India	—	47,732	—	47,732
Indonesia	17,063	—	—	17,063
Israel	—	2,127	—	2,127
Malaysia	10,695	—	—	10,695
South Korea	25,960	7,613	—	33,573
Thailand	77,832	—	—	77,832
Temporary Cash Investments	—	18,949,000	—	18,949,000
Securities Lending Collateral	—	137,220,227	—	137,220,227

TOTAL	$321,273,935	$1,268,819,200	—	$1,590,093,135

See accompanying Notes to Financial Statements.

176

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series	The Japanese Small Company Series	The Asia Pacific Small Company Series
ASSETS:
Investments at Value (including $764,728, $1,122,925, $158,416 and $123,916 of securities on loan, respectively)	$9,040,758	$6,579,404	$1,232,258	$807,969
Temporary Cash Investments at Value & Cost	13,526	14,719	2,134	7,990
Collateral Received from Securities on Loan at Value & Cost	810,261	1,227,844	167,218	141,123
Foreign Currencies at Value	—	13,795	1,468	1,543
Cash	1,528	16	16	16
Receivables:
Investment Securities Sold	29,264	24,493	—	9
Dividends, Interest and Tax Reclaims	6,408	29,850	11,243	1,096
Securities Lending Income	124	1,294	213	171
Fund Shares Sold	466	8,650	22	3,173
Unrealized Gain on Foreign Currency Contracts	—	2	—	—
Prepaid Expenses and Other Assets	18	17	2	2

Total Assets	9,902,353	7,900,084	1,414,574	963,092

LIABILITIES:
Payables:
Upon Return of Securities Loaned	810,261	1,227,844	167,218	141,123
Investment Securities Purchased	24,241	37,337	746	6,231
Fund Shares Redeemed	546	2,343	—	—
Due to Advisor	760	1,141	103	68
Unrealized Loss on Foreign Currency Contracts	—	—	—	2
Accrued Expenses and Other Liabilities	430	327	36	10

Total Liabilities	836,238	1,268,992	168,103	147,434

NET ASSETS	$9,066,115	$6,631,092	$1,246,471	$815,658

Investments at Cost	$6,625,645	$5,098,072	$1,360,227	$671,677

Foreign Currencies at Cost	$—	$13,784	$1,474	$1,531

See accompanying Notes to Financial Statements.

177

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series	The Emerging Markets Series	The Emerging Markets Small Cap Series
ASSETS:
Investments at Value (including $23,174, $389,187, $76,887, $216,812 and $120,175 of securities on loan, respectively)	$856,905	$1,759,609	$504,078	$2,271,829	$1,433,924
Temporary Cash Investments at Value & Cost	3,405	12,605	1,180	5,416	18,949
Collateral Received from Securities on Loan at Value & Cost	24,528	428,928	81,258	206,786	137,220
Foreign Currencies at Value	57	5,905	66	2,600	5,215
Cash	16	15	15	28	7,827
Receivables:
Investment Securities Sold	1,375	19	—	5,137	7,504
Dividends, Interest and Tax Reclaims	3,824	4,966	178	5,810	3,690
Securities Lending Income	13	716	86	171	182
Fund Shares Sold	2,000	5,174	—	2,585	1,995
Unrealized Gain on Foreign Currency Contracts	—	13	—	—	—
Prepaid Expenses and Other Assets	2	4	1	7	4

Total Assets	892,125	2,217,954	586,862	2,500,369	1,616,510

LIABILITIES:
Payables:
Upon Return of Securities Loaned	24,528	428,928	81,258	206,786	137,220
Investment Securities Purchased	—	6,741	—	3,498	34,130
Fund Shares Redeemed	—	—	—	1,202	—
Due to Advisor	72	151	42	194	237
Unrealized Loss on Foreign Currency Contracts	—	—	—	1	2
Deferred Thailand Capital Gains Tax	—	—	—	2,818	1,304
Accrued Expenses and Other Liabilities	41	77	16	180	61

Total Liabilities	24,641	435,897	81,316	214,679	172,954

NET ASSETS	$867,484	$1,782,057	$505,546	$2,285,690	$1,443,556

Investments at Cost	$843,893	$1,535,415	$518,319	$1,068,817	$1,004,910

Foreign Currencies at Cost	$57	$5,662	$66	$2,565	$5,221

See accompanying Notes to Financial Statements.

178

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series	The Japanese Small Company Series	The Asia Pacific Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $7,240, $953 and $216, respectively)	$69,221	$73,366	$12,683	$9,502
Interest	23	20	1	4
Income from Securities Lending	2,477	3,155	1,398	1,054

Total Investment Income	71,721	76,541	14,082	10,560

Expenses
Investment Advisory Services Fees	4,170	6,492	582	369
Accounting & Transfer Agent Fees	413	327	69	48
Custodian Fees	37	373	85	133
Shareholders’ Reports	31	24	5	2
Directors’/Trustees’ Fees & Expenses	47	37	7	4
Professional Fees	113	86	19	10
Other	44	51	11	4

Total Expenses	4,855	7,390	778	570

Net Investment Income (Loss)	66,866	69,151	13,304	9,990

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	396,358	124,884	(20,408)	13,980
Foreign Currency Transactions	—	(1,586)	104	4
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,253,743	85,507	87,069	68,626
Translation of Foreign Currency Denominated Amounts	—	(272)	(215)	(69)

Net Realized and Unrealized Gain (Loss)	1,650,101	208,533	66,550	82,541

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,716,967	$277,684	$79,854	$92,531

See accompanying Notes to Financial Statements.

179

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series	The Emerging Markets Series	The Emerging Markets Small Cap Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $50, $2,396, $350, $2,044 and $991, respectively)	$11,036	$14,503	$2,021	$19,658	$11,170
Interest	2	6	2	3	2
Income from Securities Lending	76	2,209	512	919	1,051

Total Investment Income	11,114	16,718	2,535	20,580	12,223

Expenses
Investment Advisory Services Fees	400	851	221	1,126	1,293
Accounting & Transfer Agent Fees	51	95	34	122	75
Custodian Fees	26	160	34	600	464
Shareholders’ Reports	3	6	1	8	4
Directors’/Trustees’ Fees & Expenses	4	10	2	13	7
Professional Fees	10	21	5	46	30
Other	6	12	2	22	9

Total Expenses	500	1,155	299	1,937	1,882

Net Investment Income (Loss)	10,614	15,563	2,236	18,643	10,341

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(7,362)	13,048	(275)	115,427	82,786
Foreign Currency Transactions	(142)	(201)	23	419	32
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	70,645	56,916	111,693	168,073	135,655
Translation of Foreign Currency Denominated Amounts	(33)	(128)	(12)	(34)	(138)
Change in Deferred Thailand Capital Gains Tax	—	—	—	(664)	(359)

Net Realized and Unrealized Gain (Loss)	63,108	69,635	111,429	283,221	217,976

Net Increase (Decrease) in Net Assets Resulting from Operations	$73,722	$85,198	$113,665	$301,864	$228,317

See accompanying Notes to Financial Statements.

180

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series		The DFA International Value Series		The Japanese Small Company Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$66,866	$155,080	$69,151	$161,170	$13,304	$23,685
Net Realized Gain (Loss) on:
Investment Securities Sold	396,358	(122,113)	124,884	63,984	(20,408)	(27,421)
Futures	—	7,204	—	(1,125)	—	1,131
Foreign Currency Transactions	—	—	(1,586)	3,828	104	2,027
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,253,743	1,161,370	85,507	1,395,836	87,069	227,157
Futures	—	(29)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	(272)	240	(215)	(641)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,716,967	1,201,512	277,684	1,623,933	79,854	225,938

Transactions in Interest:
Contributions	200,582	734,173	351,725	449,410	8,728	37,597
Withdrawals	(359,834)	(1,166,648)	(190,281)	(581,716)	(25,147)	(143,463)

Net Increase (Decrease) from Transactions in Interest	(159,252)	(432,475)	161,444	(132,306)	(16,419)	(105,866)

Total Increase (Decrease) in Net Assets	1,557,715	769,037	439,128	1,491,627	63,435	120,072
Net Assets
Beginning of Period	7,508,400	6,739,363	6,191,964	4,700,337	1,183,036	1,062,964

End of Period	$9,066,115	$7,508,400	$6,631,092	$6,191,964	$1,246,471	$1,183,036

See accompanying Notes to Financial Statements.

181

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,990	$19,547	$10,614	$23,533	$15,563	$36,091
Net Realized Gain (Loss) on:
Investment Securities Sold	13,980	(32,245)	(7,362)	(34,448)	13,048	(13,321)
Futures	—	(432)	—	534	—	(476)
Foreign Currency Transactions	4	146	(142)	(50)	(201)	(549)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	68,626	330,580	70,645	234,459	56,916	468,759
Futures	—	(3)	—	(1)	—	(9)
Translation of Foreign Currency Denominated Amounts	(69)	209	(33)	(199)	(128)	305

Net Increase (Decrease) in Net Assets Resulting from Operations	92,531	317,802	73,722	223,828	85,198	490,800

Transactions in Interest:
Contributions	55,288	21,607	25,966	26,861	87,877	118,904
Withdrawals	(13,158)	(99,649)	(2,676)	(35,607)	(21,910)	(90,397)

Net Increase (Decrease) from Transactions in Interest	42,130	(78,042)	23,290	(8,746)	65,967	28,507

Total Increase (Decrease) in Net Assets	134,661	239,760	97,012	215,082	151,165	519,307
Net Assets
Beginning of Period	680,997	441,237	770,472	555,390	1,630,892	1,111,585

End of Period	$815,658	$680,997	$867,484	$770,472	$1,782,057	$1,630,892

See accompanying Notes to Financial Statements.

182

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Canadian Small Company Series		The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,236	$3,432	$18,643	$43,700	$10,341	$20,144
Net Realized Gain (Loss) on:
Investment Securities Sold	(275)	(38,817)	115,427	40,421	82,786	(13,070)
Futures	—	(322)	—	(2,920)	—	(181)
Foreign Currency Transactions	23	(182)	419	(24)	32	(182)
In-Kind Redemptions	—	—	—	17,805 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	111,693	159,928	168,073	642,058	135,655	535,144
Futures	—	—	—	(32)	—	(10)
Translation of Foreign Currency Denominated Amounts	(12)	19	(34)	210	(138)	185
Change in Deferred Thailand Capital Gains Tax	—	—	(664)	(1,366)	(359)	(786)

Net Increase (Decrease) in Net Assets Resulting from Operations	113,665	124,058	301,864	739,852	228,317	541,244

Transactions in Interest:
Contributions	26,700	37,000	62,327	162,102	149,243	168,060
Withdrawals	—	(28,750)	(187,817)	(417,162)*	(101,977)	(107,710)

Net Increase (Decrease) from Transactions in Interest	26,700	8,250	(125,490)	(255,060)	47,266	60,350

Total Increase (Decrease) in Net Assets	140,365	132,308	176,374	484,792	275,583	601,594
Net Assets
Beginning of Period	365,181	232,873	2,109,316	1,624,524	1,167,973	566,379

End of Period	$505,546	$365,181	$2,285,690	$2,109,316	$1,443,556	$1,167,973

 *  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

183

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series†

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	23.01	%(C)	11.90%	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%

Net Assets, End of Period (thousands)	$9,066,115		$7,508,400	$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.13%	0.11	%(B)	0.11%	0.12%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.62	%(B)	2.42%	1.97	%(B)	1.44%	1.68%	1.56%	1.41%
Portfolio Turnover Rate	15	%(C)	29%	19	%(C)	9%	13%	9%	7%

	The DFA International Value Series†

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	4.47	%(C)	35.41%	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%

Net Assets, End of Period (thousands)	$6,631,092		$6,191,964	$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.23%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.15	%(B)	3.22%	4.15	%(B)	3.04%	3.29%	2.71%	2.35%
Portfolio Turnover Rate	7	%(C)	18%	16	%(C)	16%	8%	10%	15%

See page 1 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

184

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	6.92	%(C)	22.69%	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%

Net Assets, End of Period (thousands)	$1,246,471		$1,183,036	$1,062,964		$1,504,821	$1,385,722	$1,151,429	$605,132
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.15%	0.13	%(B)	0.13%	0.14%	0.22%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.30	%(B)	2.15%	2.64	%(B)	1.94%	1.68%	1.51%	1.45%
Portfolio Turnover Rate	5	%(C)	7%	10	%(C)	9%	9%	6%	5%

	The Asia Pacific Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	13.54	%(C)	84.98%	(57.75	)%(C)	47.23%	38.26%	9.30%	27.40%

Net Assets, End of Period (thousands)	$815,658		$680,997	$441,237		$1,205,154	$749,627	$395,923	$282,999
Ratio of Expenses to Average Net Assets	0.16	%(B)	0.18%	0.15	%(B)	0.15%	0.17%	0.27%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.73	%(B)	4.00%	4.33	%(B)	3.58%	4.19%	4.33%	3.82%
Portfolio Turnover Rate	7	%(C)	23%	20	%(C)	25%	14%	10%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

185

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The United Kingdom Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	9.42	%(C)	43.51%	(50.77	)%(C)	2.42%	44.80%	12.88%	29.68%

Net Assets, End of Period (thousands)	$867,484		$770,472	$555,390		$1,158,580	$1,117,826	$643,038	$377,763
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.14%	0.12	%(B)	0.12%	0.13%	0.22%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.68	%(B)	4.02%	3.79	%(B)	2.72%	2.70%	3.19%	2.70%
Portfolio Turnover Rate	2	%(C)	10%	25	%(C)	12%	8%	12%	7%

	The Continental Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	5.25	%(C)	43.78%	(49.66	)%(C)	17.49%	47.10%	18.97%	36.57%

Net Assets, End of Period (thousands)	$1,782,057		$1,630,892	$1,111,585		$2,256,122	$1,875,194	$981,938	$654,644
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.16%	0.14	%(B)	0.14%	0.15%	0.24%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.84	%(B)	2.93%	3.49	%(B)	2.16%	2.27%	2.16%	2.09%
Portfolio Turnover Rate	2	%(C)	7%	18	%(C)	12%	7%	18%	9%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

186

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Period April 2, 2007(a) to Nov. 30, 2007

	(Unaudited)
Total Return	30.41	%(C)	61.67%	(56.44	)%(C)	10.20	%(C)

Net Assets, End of Period (thousands)	$505,546		$365,181	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.17%	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.02	%(B)	1.37%	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	4	%(C)	23%	21	%(C)	6	%(C)

	The Emerging Markets Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	14.61	%(C)	53.99%	(48.15	)%(C)	42.62%	31.87%	31.23%	35.47%

Net Assets, End of Period (thousands)	$2,285,690		$2,109,316	$1,624,524		$3,707,790	$2,414,971	$1,852,565	$1,160,262
Ratio of Expenses to Average Net Assets	0.17	%(B)	0.20%	0.18	%(B)	0.19%	0.20%	0.27%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.67	%(B)	2.57%	3.00	%(B)	2.52%	2.54%	3.70%	2.63%
Portfolio Turnover Rate	6	%(C)	14%	19	%(C)	7%	11%	9%	2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

187

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Small Cap Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	19.98	%(C)	92.08%	(56.84	)%(C)	43.32%	40.55%	24.85%	35.22%

Net Assets, End of Period (thousands)	$1,443,556		$1,167,973	$566,379		$1,525,571	$903,529	$545,271	$237,865
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.33%	0.30	%(B)	0.31%	0.34%	0.49%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.61	%(B)	2.52%	3.07	%(B)	1.94%	2.39%	2.70%	1.93%
Portfolio Turnover Rate	13	%(C)	13%	19	%(C)	16%	18%	8%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

188

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of thirteen investment portfolios, of which nine are included in this section of the report (collectively, the “Series”), and four are presented in separate reports.

Domestic Equity Portfolio	International Equity Portfolios
The U.S. Large Cap Value Series	The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series

Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

189

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—       Level 1 – quoted prices in active markets for identical securities

—       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—       Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on

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securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Trustees have requested or received a distribution of proceeds of a deferred fee account.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These Series are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

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C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Trust. For the six months ended April 30, 2010, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Cap Value Series	0.10%
The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2010, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$207
The DFA International Value Series	165
The Japanese Small Company Series	29
The Asia Pacific Small Company Series	18
The United Kingdom Small Company Series	20
The Continental Small Company Series	43
The Canadian Small Company Series	11
The Emerging Markets Series	58
The Emerging Markets Small Cap Series	32

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$1,202,203	$1,311,220
The DFA International Value Series	671,110	459,246
The Japanese Small Company Series	60,618	67,170
The Asia Pacific Small Company Series	95,922	50,036
The United Kingdom Small Company Series	41,821	14,254
The Continental Small Company Series	110,661	41,279
The Canadian Small Company Series	42,504	15,233

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	Purchases	Sales
The Emerging Markets Series	$141,527	$256,214
The Emerging Markets Small Cap Series	217,614	165,486

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

Some of the Series’ investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the following Series had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$ 801	—
The Asia Pacific Small Company Series	241	$385
The United Kingdom Small Company Series	2,879	256
The Continental Small Company Series	6,098	—
The Emerging Markets Small Cap Series	476	—

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$7,449,432	$2,458,439	$ (43,326)	$2,415,113
The DFA International Value Series	6,340,818	1,567,466	(86,317)	1,481,149
The Japanese Small Company Series	1,531,200	144,977	(274,567)	(129,590)
The Asia Pacific Small Company Series	825,137	252,014	(120,069)	131,945
The United Kingdom Small Company Series	876,464	195,235	(186,861)	8,374
The Continental Small Company Series	1,978,279	488,326	(265,463)	222,863
The Canadian Small Company Series	600,757	85,467	(99,708)	(14,241)
The Emerging Markets Series	1,281,515	1,221,932	(19,416)	1,202,516
The Emerging Markets Small Cap Series	1,161,967	519,058	(90,932)	428,126

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax

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purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

194

2.    Foreign Markets Risks:    Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3.    Futures Contracts:    The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Series’ had no outstanding futures contracts.

H. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	2.00%	$7,639	4	$2	$17,897

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

195

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.92%	$1,537	1	—	$ 1,537
The Japanese Small Company Series	0.88%	97	9	—	199
The Asia Pacific Small Company Series	0.86%	224	16	—	687
The United Kingdom Small Company Series	0.87%	75	1	—	75
The Emerging Markets Series	0.86%	7,158	34	$ 6	41,407
The Emerging Markets Small Cap Series	0.90%	3,247	31	3	6,471

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

I. Securities Lending:

As of April 30, 2010, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

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J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

In accordance with guidelines described in the Series’ prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the year ended October 31, 2009, The Emerging Markets Series realized net gains of $17,805 (in thousands) of in-kind redemptions.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLE

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$1,161.30	0.84%	$4.50
Institutional Class Shares	$1,000.00	$1,161.80	0.59%	$3.16
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,020.63	0.84%	$4.21
Institutional Class Shares	$1,000.00	$1,021.87	0.59%	$2.96

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

198

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

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DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

EMERGING MARKETS VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in Dimensional Emerging Markets Value Fund	$9,276,613,413

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $6,533,359,017)	$9,276,613,413

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$9,276,613,413	—	—	$9,276,613,413

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund (Affiliated Investment Company) at Value	$9,276,613
Receivables:
Fund Shares Sold	8,536
Prepaid Expenses and Other Assets	60

Total Assets	9,285,209

LIABILITIES:
Payables:
Affiliated Investment Company Purchased	6,206
Fund Shares Redeemed	2,330
Due to Advisor	3,131
Accrued Expenses and Other Liabilities	255

Total Liabilities	11,922

NET ASSETS	$9,273,287

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares - based on net assets of $36,537 and shares outstanding of 17,859,347	$2.05

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares - based on net assets of $9,236,750 and shares outstanding of 282,322,291	$32.72

NUMBER OF SHARES AUTHORIZED	1,500,000,000

Investments in Affiliated Investment Company at Cost	$6,533,359

NET ASSETS CONSIST OF:
Paid-In Capital	$6,171,770
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	21,708
Accumulated Net Realized Gain (Loss)	338,171
Deferred Thailand Capital Gains Tax	(1,890)
Net Unrealized Foreign Exchange Gain (Loss)	274
Net Unrealized Appreciation (Depreciation)	2,743,254

NET ASSETS	$9,273,287

See accompanying Notes to Financial Statements.

201

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,940)	$54,460
Interest	27
Income from Securities Lending	4,139
Expenses Allocated from Affiliated Investment Company	(7,273)

Total Investment Income	51,353

Expenses
Administrative Services Fees	16,850
Accounting & Transfer Agent Fees	67
Filing Fees	83
Shareholder Servicing Fees — Class R2 Shares	25
Shareholders’ Reports	65
Directors’/Trustees’ Fees & Expenses	47
Professional Fees	61
Other	31

Total Expenses	17,229

Net Investment Income (Loss)	34,124

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	338,925
Foreign Currency Transactions	(480)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,462,680
Translation of Foreign Currency Denominated Amounts	274
Change in Deferred Thailand Capital Gains Tax	(1,890)

Net Realized and Unrealized Gain (Loss)	1,799,509

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,833,633

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$34,124	$89,732
Net Realized Gain (Loss) on:
Investment Securities Sold	338,925	76,523
Foreign Currency Transactions	(480)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,462,680	2,867,814
Translation of Foreign Currency Denominated Amounts	274	—
Change in Deferred Thailand Capital Gains Tax	(1,890)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,833,633	3,034,069

Distributions From:
Net Investment Income:
Class R2 Shares	(191)	(427)
Institutional Class Shares	(24,799)	(77,134)
Net Short-Term Gains:
Class R2 Shares	(514)	(76)
Institutional Class Shares	(65,356)	(36,974)
Net Long-Term Gains:
Class R2 Shares	(909)	(1,070)
Institutional Class Shares	(115,729)	(517,440)

Total Distributions	(207,498)	(633,121)

Capital Share Transactions:
Shares Issued	1,776,096	1,980,752
Shares Issued in Lieu of Cash Distributions	191,395	576,478
Shares Redeemed	(1,726,687)	(1,289,209)

Net Increase (Decrease) from Capital Share Transactions	240,804	1,268,021

Total Increase (Decrease) in Net Assets	1,866,939	3,668,969
Net Assets
Beginning of Period	7,406,348	3,737,379

End of Period	$9,273,287	$7,406,348

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$21,708	$12,574

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Class R2 Shares

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Jan. 29, 2008(a) to Oct. 31, 2008

	(Unaudited)
Net Asset Value, Beginning of Period	$ 2.50		$ 4.56	$ 10.00

Income from Investment Operations
Net Investment Income (Loss)(A)	0.01		0.03	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	0.33		1.14	(4.93)
Total from Investment Operations	0.34		1.17	(4.72)

Less Distributions
Net Investment Income	(0.09)		(0.32)	(0.72)
Net Realized Gains	(0.70)		(2.91)	—
Total Distributions	(0.79)		(3.23)	(0.72)

Net Asset Value, End of Period	$ 2.05		$ 2.50	$ 4.56

Total Return	16.13	%(C)	78.29%	(50.51	)%(C)

Net Assets, End of Period (thousands)	$36,537		$5,082	$ 1,799
Ratio of Expenses to Average Net Assets (D)	0.84	%(B)	0.90%	0.92	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.83	%(B)	1.39%	3.35	%(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$28.90	$19.36	$45.85	$31.26	$22.86	$17.93	$12.53

Income from Investment Operations

Net Investment Income (Loss)	0.13	(A)	0.38	(A)	0.98	(A)	0.78	(A)	0.60	(A)	0.50	0.21

Net Gains (Losses) on Securities (Realized and Unrealized)	4.49	12.41	(25.48)	14.82	8.65	4.96	5.54

Total from Investment Operations	4.62	12.79	(24.50)	15.60	9.25	5.46	5.75

Less Distributions

Net Investment Income	(0.10)	(0.34)	(1.00)	(0.63)	(0.60)	(0.44)	(0.35)
Net Realized Gains	(0.70)	(2.91)	(0.99)	(0.38)	(0.25)	(0.09)	—

Total Distributions	(0.80)	(3.25)	(1.99)	(1.01)	(0.85)	(0.53)	(0.35)

Net Asset Value, End of Period	$32.72	$28.90	$19.36	$45.85	$31.26	$22.86	$17.93

Total Return	16.18	%(C)	78.59%	(55.65	)%(C)	50.98%	41.55%	31.06%	46.76%

Net Assets, End of Period (thousands)	$9,236,750	$7,401,266	$3,735,580	$7,485,802	$4,283,696	$2,077,480	$895,313

Ratio of Expenses to Average Net Assets (D)	0.59	%(B)	0.62%	0.60	%(B)	0.60%	0.63%	0.70%	0.77%

Ratio of Net Investment Income to Average Net Assets	0.82	%(B)	1.76%	2.82	%(B)	2.00%	2.22%	2.45%	1.37%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Group”) is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers fifty-seven operational portfolios, one of which, Emerging Markets Value Portfolio (the “Portfolio”) is included in this report. The remaining fifty-six portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in Dimensional Emerging Markets Value Fund (the “Fund”, formerly, Dimensional Emerging Markets Value Fund Inc.). At April 30, 2010, the Portfolio owned 95% of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

On January 29, 2008, Class R2 shares commenced operations. As of April 30, 2010, Class R1 has 100,000,000 authorized shares and has not commenced operations.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    The Portfolio’s investment reflects its proportionate interest in the net assets of the Fund.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—       Level 1 – quoted prices in active markets for identical securities

—       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—       Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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2.    Deferred Compensation Plan:    Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $209 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other:    The portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Fund, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended April 30, 2010, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R2 Shares of the Emerging Markets Value Portfolio, the Advisor has contractually agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 Shares of the Portfolio to 0.96% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.96% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.96% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor

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more than thirty-six months before the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until March 1, 2011, and shall continue in effect from year to year thereafter, unless terminated by the Group or the Advisor. At April 30, 2010, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Group. For the six months ended April 30, 2010, the total related amounts paid by the Group to the CCO were $108 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$(76,651)	$(6,069)	$82,720

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

2007	$110,158	$51,893	$162,051
2008	210,872	193,750	404,622
2009	114,611	518,510	633,121

At October 31, 2009, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

$11,386	$8,867	$20,253

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At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)

$78,548	$116,405	$194,953

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

$6,543,553	$2,595,425	$137,635	$2,733,060

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolios’ tax positions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a “Check-the-Box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund’s shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

For federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master’s investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code §334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code §332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code §334(b)(1) and §1223, the 80% or greater shareholder’s basis and holding period in the securities received in liquidation is the same as it was in the possession of the master.

209

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$1,370,229,576	$(1,383,011,838)	$1,404,500	$11,377,762

As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

Emerging Markets Value Portfolio which was impacted by the “Check the Box” election also had a permanent book/tax difference resulting from the transaction. For financial statement purposes, this adjustment did not result in any changes to the Portfolio’s net assets or net asset value per share. The following summary of permanent differences occurred as of the effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$(154,596,409)	$(82,593,386)	$237,189,795

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

E. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009

	Amount	Shares	Amount	Shares

Class R2 Shares
Shares Issued	$31,006	16,193	$2,967	1,723
Shares Issued in Lieu of Cash Distributions	1,613	845	1,574	942
Shares Redeemed	(85,010)	(1,214)	(2,169)	(1,024)

Net Increase (Decrease) — Class R2 Shares	$(52,391)	15,824	$2,372	1,641

Institutional Class Shares
Shares Issued	$1,745,090	51,748	$1,977,785	91,360
Shares Issued in Lieu of Cash Distributions	189,782	6,231	574,904	34,181
Shares Redeemed	(1,641,677)	(31,772)	(1,287,040)	(62,335)

Net Increase (Decrease) — Institutional Class Shares	$293,195	26,207	$1,265,649	63,206

F. Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at

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any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Portfolio under this line credit during the six months ended April 30, 2010.

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Emerging Markets Value Portfolio Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Group’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

I. Other:

At April 30, 2010, one shareholder held approximately 83% of the outstanding shares of Class R2 Shares and two shareholders held 28% of the outstanding shares of the Institutional Class Shares of the Portfolio. One or more of the shareholders of the Institutional Class Shares is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLE

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,164.20	0.17%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Consumer Discretionary	8.6%
Consumer Staples	6.4%
Energy	11.5%
Financials	29.6%
Health Care	0.9%
Industrials	11.6%
Information Technology	7.4%
Materials	20.8%
Other	—
Telecommunication Services	1.7%
Utilities	1.5%

100.0%

213

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.7%)
BRAZIL — (6.1%)
Banco Santander Brasil SA ADR	4,239,902	$49,310,060	0.5%
BM&F Bovespa SA	13,089,600	86,222,304	0.9%
#*Fibria Celulose SA Sponsored ADR	2,219,331	44,053,720	0.4%
Other Securities		455,206,471	4.7%

TOTAL BRAZIL		634,792,555	6.5%

CHILE — (2.4%)
Empresas CMPC SA	1,512,741	64,713,075	0.7%
Enersis SA Sponsored ADR	3,017,368	60,015,450	0.6%
Other Securities		123,390,586	1.3%

TOTAL CHILE		248,119,111	2.6%

CHINA — (10.8%)
#Bank of China, Ltd.	285,846,000	147,149,279	1.5%
Beijing Enterprises Holdings, Ltd.	5,599,500	36,218,301	0.4%
#Chaoda Modern Agriculture (Holdings), Ltd.	30,559,412	34,822,738	0.4%
China Construction Bank Corp.	72,842,000	59,245,133	0.6%
China Unicom Hong Kong, Ltd. ADR	3,936,592	48,931,839	0.5%
#Shanghai Industrial Holdings, Ltd.	7,847,000	34,002,263	0.3%
Other Securities		774,530,565	7.9%

TOTAL CHINA		1,134,900,118	11.6%

CZECH REPUBLIC — (0.4%)
Other Securities		42,452,029	0.4%

HUNGARY — (1.6%)
*MOL Hungarian Oil & Gas NYRT	501,231	50,754,320	0.5%
#*OTP Bank NYRT	2,963,372	104,166,877	1.1%
Other Securities		15,317,240	0.2%

TOTAL HUNGARY		170,238,437	1.8%

INDIA — (10.8%)
ICICI Bank, Ltd. Sponsored ADR	3,310,395	140,757,995	1.4%
Reliance Industries, Ltd.	8,387,330	193,749,038	2.0%
Tata Steel, Ltd.	2,571,275	35,472,946	0.4%
Other Securities		762,057,882	7.8%

TOTAL INDIA		1,132,037,861	11.6%

INDONESIA — (2.7%)
PT Bumi Resources Tbk	203,907,500	52,330,845	0.6%
Other Securities		227,707,301	2.3%

TOTAL INDONESIA		280,038,146	2.9%

ISRAEL — (1.8%)
*Bank Hapoalim B.M.	9,381,586	37,771,747	0.4%
*Bank Leumi Le-Israel B.M.	8,608,708	36,762,416	0.4%
Other Securities		113,946,589	1.1%

TOTAL ISRAEL		188,480,752	1.9%

MALAYSIA — (3.6%)
AMMB Holdings Berhad	21,831,262	33,897,062	0.4%
PPB Group Berhad	6,909,766	38,448,675	0.4%
Other Securities		305,555,198	3.1%

TOTAL MALAYSIA		377,900,935	3.9%

214

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (6.1%)
#*Cemex S.A.B. de C.V. Sponsored ADR	9,390,578	$111,560,067	1.1%
#*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,360,037	64,370,551	0.7%
#Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	38,696,202	0.4%
#Grupo Financiero Banorte S.A.B. de C.V.	10,027,360	40,313,860	0.4%
#Grupo Mexico S.A.B. de C.V. Series B	24,866,224	65,617,870	0.7%
#*Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	43,217,465	0.4%
Other Securities		273,544,576	2.8%

TOTAL MEXICO		637,320,591	6.5%

PHILIPPINES — (0.8%)
Other Securities		79,438,253	0.8%

POLAND — (1.9%)
*Polski Koncern Naftowy Orlen SA	5,310,008	69,944,404	0.7%
Other Securities		131,167,250	1.4%

TOTAL POLAND		201,111,654	2.1%

RUSSIA — (4.4%)
*Gazprom OAO Sponsored ADR	13,511,358	310,169,635	3.2%
*Lukoil OAO Sponsored ADR	2,257,507	126,982,766	1.3%
Other Securities		28,833,815	0.3%

TOTAL RUSSIA		465,986,216	4.8%

SOUTH AFRICA — (7.8%)
ABSA Group, Ltd.	2,880,669	54,585,389	0.6%
#Gold Fields, Ltd. Sponsored ADR	5,716,550	76,830,432	0.8%
Nedbank Group, Ltd.	2,742,434	49,542,334	0.5%
Sanlam, Ltd.	28,700,406	93,412,980	0.9%
Other Securities		544,171,955	5.6%

TOTAL SOUTH AFRICA		818,543,090	8.4%

SOUTH KOREA — (11.3%)
Hana Financial Group, Inc.	1,237,663	38,495,982	0.4%
#Hyundai Motor Co., Ltd.	909,723	110,947,062	1.1%
KB Financial Group, Inc. ADR	1,974,040	96,333,152	1.0%
#POSCO ADR	957,832	107,430,437	1.1%
Shinhan Financial Group Co., Ltd.	878,956	37,388,712	0.4%
#Shinhan Financial Group Co., Ltd. ADR	755,534	64,326,165	0.6%
Other Securities		729,662,599	7.5%

TOTAL SOUTH KOREA		1,184,584,109	12.1%

TAIWAN — (11.2%)
#AU Optronics Corp. Sponsored ADR	6,047,974	70,096,019	0.7%
Chimei Innolux Corp.	31,012,740	45,274,211	0.5%
*Fubon Financial Holding Co., Ltd.	33,546,000	40,895,260	0.4%
Mega Financial Holding Co., Ltd.	72,828,000	42,532,541	0.4%
*United Microelectronics Corp.	106,490,069	53,577,131	0.6%
Other Securities		922,269,414	9.4%

TOTAL TAIWAN		1,174,644,576	12.0%

THAILAND — (1.8%)
Other Securities		184,055,790	1.9%

TURKEY — (2.2%)
Other Securities		235,705,038	2.4%

TOTAL COMMON STOCKS		9,190,349,261	94.2%

215

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PREFERRED STOCKS — (5.1%)
BRAZIL — (5.1%)
Gerdau SA	2,445,084	$40,173,507	0.4%
#Gerdau SA Sponsored ADR	4,348,258	71,311,431	0.7%
Metalurgica Gerdau SA	4,022,600	79,167,638	0.8%
#Petroleo Brasileiro SA ADR	896,515	34,013,779	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	115,903,022	1.2%
Other Securities		189,826,187	1.9%

TOTAL BRAZIL		530,395,564	5.4%

INDIA — (0.0%)
Other Securities		99,181	0.0%

MALAYSIA — (0.0%)
Other Securities		167,726	0.0%

TOTAL PREFERRED STOCKS		530,662,471	5.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		—	0.0%

CHINA — (0.0%)
Other Securities		117,549	0.0%

INDONESIA — (0.0%)
Other Securities		1,989	0.0%

MALAYSIA — (0.0%)
Other Securities		326,148	0.0%

SOUTH AFRICA — (0.0%)
Other Securities		103,644	0.0%

SOUTH KOREA — (0.0%)
Other Securities		24,757	0.0%

THAILAND — (0.0%)
Other Securities		176,300	0.0%

TOTAL RIGHTS/WARRANTS		750,387	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,075,000 FHLMC 6.04%(r), 11/01/36, valued at $4,206,303) to be repurchased at $4,142,066	$4,142	4,142,000	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.2%)
§@DFA Short Term Investment Fund	755,006,086	755,006,086	7.8%

216

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $961,810) to be repurchased at $942,966	$943	$942,951	0.0%

TOTAL SECURITIES LENDING COLLATERAL		755,949,037	7.8%

TOTAL INVESTMENTS — (100.0%) (Cost $8,185,035,515)		$10,481,853,156	107.4%

Summary of inputs used to value the Fund’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$634,792,555	—	—	$634,792,555
Chile	248,119,111	—	—	248,119,111
China	132,026,969	$1,002,873,149	—	1,134,900,118
Czech Republic	—	42,452,029	—	42,452,029
Hungary	—	170,238,437	—	170,238,437
India	159,321,639	972,716,222	—	1,132,037,861
Indonesia	4,193,483	275,844,663	—	280,038,146
Israel	6,796,073	181,684,679	—	188,480,752
Malaysia	455,239	377,445,696	—	377,900,935
Mexico	637,089,295	231,296	—	637,320,591
Philippines	596,959	78,841,294	—	79,438,253
Poland	1,082,204	200,029,450	—	201,111,654
Russia	—	465,986,216	—	465,986,216
South Africa	122,436,319	696,106,771	—	818,543,090
South Korea	313,829,783	870,754,326	—	1,184,584,109
Taiwan	72,059,786	1,102,584,790	—	1,174,644,576
Thailand	184,055,790	—	—	184,055,790
Turkey	4,443,172	231,261,866	—	235,705,038
Preferred Stocks
Brazil	530,395,564	—	—	530,395,564
India	—	99,181	—	99,181
Malaysia	167,726	—	—	167,726
Rights/Warrants
Brazil	—	—	—	—
China	—	117,549	—	117,549
Indonesia	1,989	—	—	1,989
Malaysia	326,148	—	—	326,148
South Africa	103,644	—	—	103,644
South Korea	—	24,757	—	24,757
Thailand	176,300	—	—	176,300
Temporary Cash Investments	—	4,142,000	—	4,142,000

217

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$755,949,037	—	$755,949,037

TOTAL	$3,052,469,748	$7,429,383,408	—	$10,481,853,156

See accompanying Notes to Financial Statements.

218

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $687,988 of securities on loan)	$9,721,762
Temporary Cash Investments at Value & Cost	4,142
Collateral Received from Securities on Loan at Value & Cost	755,949
Foreign Currencies at Value	12,165
Cash	5,594
Receivables:
Investment Securities Sold	23,427
Dividends, Interest and Tax Reclaims	18,678
Fund Shares Sold	6,265
Securities Lending Income	639
Prepaid Expenses and Other Assets	704

Total Assets	10,549,325

LIABILITIES:
Payables:
Upon Return of Securities Loaned	755,949
Investment Securities Purchased	22,082
Fund Shares Redeemed	59
Due to Advisor	824
Unrealized Loss on Foreign Currency Contracts	8
Deferred Thailand Capital Gains Tax	8,335
Accrued Expenses and Other Liabilities	507

Total Liabilities	787,764

NET ASSETS	$9,761,561

Investments at Cost	$7,424,944

Foreign Currencies at Cost	$12,165

See accompanying Notes to Financial Statements.

219

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,271)	$57,496
Interest	35
Income from Securities Lending	4,379

Total Investment Income	61,910

Expenses
Investment Advisory Services Fees	4,456
Accounting & Transfer Agent Fees	442
Custodian Fees	2,465
Shareholders’ Reports	18
Directors’/Trustees’ Fees & Expenses	50
Professional Fees	166
Other	97

Total Expenses	7,694

Net Investment Income (Loss)	54,216

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	346,870
Foreign Currency Transactions	(516)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,290,979
Translation of Foreign Currency Denominated Amounts	(62)
Change in Deferred Thailand Capital Gains Tax	4,190

Net Realized and Unrealized Gain (Loss)	2,641,461

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,695,677

See accompanying Notes to Financial Statements.

220

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$54,216	$119,269
Net Realized Gain (Loss) on:
Investment Securities Sold	346,870	346,115
Futures	—	(3,835)
Foreign Currency Transactions	(516)	(2,499)
In-Kind Redemptions	—	25,938 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,290,979	2,817,363
Futures	—	(30)
Translation of Foreign Currency Denominated Amounts	(62)	449
Change in Deferred Thailand Capital Gains Tax	4,190	(3,804)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,695,677	3,298,966

Transactions in Interest:
Contributions	1,110,568	1,430,899
Withdrawals	(2,009,809)	(813,144)*

Net Increase (Decrease) from Transactions in Interest	(899,241)	617,755

Total Increase (Decrease) in Net Assets	1,796,436	3,916,721
Net Assets
Beginning of Period	7,965,125	4,048,404

End of Period	$9,761,561	$7,965,125

*	See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

221

DIMENSIONAL EMERGING MARKETS VALUE FUND†

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)

Total Return	16.42	%(C)	79.39%	(55.47	)%(C)	51.59%	42.14%	31.60%	47.38%

Net Assets, End of Period (thousands)	$9,761,561		$7,965,125	$4,048,404		$8,188,710	$4,837,912	$2,417,064	$1,172,950
Ratio of Expenses to Average Net Assets	0.17	%(B)	0.21%	0.19	%(B)	0.19%	0.22%	0.29%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.23	%(B)	2.17%	3.19	%(B)	2.50%	2.57%	3.23%	2.33%
Portfolio Turnover Rate	10	%(C)	20%	14	%(C)	14%	9%	7%	8%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

222

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Emerging Markets Value Fund Inc. (“DEM I”) was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund (“DEM II” or the “Fund”), a Delaware statutory trust, in a tax-free exchange under IRC §368(a)(1)(F).

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio (“Portfolio”) will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value

223

of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—       Level 1 – quoted prices in active markets for identical securities

—       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $222 (in thousands).

224

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund’s investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Fund. For the six months ended April 30, 2010, the Fund’s advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $10 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

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D. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,353,311
Sales	865,639

There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

No provision for federal income taxes is required since the Series’ are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

Some of the Fund’s investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2009, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) of $1,247 (in thousands) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies totaling $428 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

$8,195,763	$2,895,532	$(609,442)	$2,286,090

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax position and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a “Check-the-Box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund’s shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

For federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master’s investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in

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the master. Pursuant to Code §334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code §332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code §334(b)(1) and §1223, the 80% or greater shareholder’s basis and holding period in the securities received in liquidation is the same as it was in the possession of the master.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$1,370,229,576	$(1,383,011,838)	$1,404,500	$11,377,762

As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

Emerging Markets Value Portfolio which was impacted by the “Check the Box” election also had a permanent book/tax difference resulting from the transaction. For financial statement purposes, this adjustment did not result in any changes to the Portfolio’s net assets or net asset value per share. The following summary of permanent differences occurred as of the effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$(154,596,409)	$(82,593,386)	$237,189,795

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

F. Financial Instruments:

In accordance with the Fund’s investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

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Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

3.    Futures Contracts:    The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Fund had no outstanding futures contracts.

G. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

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For the six months ended April 30, 2010, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period

0.87%	$26,219	28	$18	$60,454

There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2010.

H. Securities Lending:

As of April 30, 2010, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. In-Kind Redemptions:

In accordance with guidelines described in the Fund’s prospectus, the Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized

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for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2009, the Fund realized $25,938 (in thousands) of net gain.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 19, 2009 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc., the Board of Trustees of The DFA Investment Trust Company and the Board of Trustees of Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the “Advisory Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods

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were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
Investment Abbreviations
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
CP	Commercial Paper
ETM	Escrowed to Maturity
FGIC	Federal Guaranty Insurance Corporation
FSA	Financial Security Assurance
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
MBIA	Municipal Bond Insurance Association
NATL-RE	Credit rating enhanced by guaranty or insurance from National Public Finance Guarantee Corp.
P.L.C.	Public Limited Company
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
SA	Special Assessment
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
TAN	Tax Anticipation Note

Investment Footnotes
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
(v)	The variable rate shown is effective as of April 30, 2010.
(t)	Face Amount denominated in Australian Dollars.
(g)	Face Amount denominated in British Pounds.
(c)	Face Amount denominated in Canadian Dollars.
(e)	Face Amount denominated in Euro.
(z)	Face Amount denominated in New Zealand Dollars.
(n)	Face Amount denominated in Norwegian Krone.
(u)	Face Amount denominated in United States Dollars.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master
Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
N/A	Does not apply to this fund.

All Statements and Schedules
—	Amounts designated as — are either zero or rounded to zero.
RIC	Registered Investment Company
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

DFA One-Year Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,003.70	0.18%	$0.89
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.90	0.18%	$0.90

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,007.50	0.18%	$0.90
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.90	0.18%	$0.90

DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,011.80	0.20%	$1.00
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.80	0.20%	$1.00

DFA Five-Year Government Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,012.30	0.24%	$1.20
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.60	0.24%	$1.20

DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,022.40	0.29%	$1.45
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.36	0.29%	$1.45

DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,017.80	0.13%	$0.65
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.15	0.13%	$0.65

DFA Inflation-Protected Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,037.70	0.14%	$0.71
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.10	0.14%	$0.70

DFA Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,012.70	0.23%	$1.15
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15

DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,015.30	0.24%	$1.20
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.60	0.24%	$1.20

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

DFA Short-Term Extended Quality Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,027.10	0.22%	$1.11
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.70	0.22%	$1.10

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA One-Year Fixed Income Portfolio
Corporate	36.7%
Government	43.7%
Foreign Corporate	9.4%
Foreign Government	6.3%
Supranational	3.9%

100.0%

DFA Five-Year Government Portfolio
Government	100.0%

100.0%

DFA Inflation-Protected Securities Portfolio
Government	100.0%

100.0%

DFA Short-Term Extended Quality Portfolio
Corporate	58.6%
Government	4.2%
Foreign Corporate	15.8%
Foreign Government	16.7%
Supranational	4.7%

100.0%

DFA Two-Year Global Fixed Income Portfolio
Corporate	11.0%
Government	32.4%
Foreign Corporate	11.5%
Foreign Government	41.8%
Supranational	3.3%

100.0%

DFA Five-Year Global Fixed Income Portfolio
Corporate	10.6%
Government	24.6%
Foreign Corporate	16.5%
Foreign Government	30.3%
Supranational	18.0%

100.0%

DFA Short-Term Municipal Bond Portfolio
Muni Insured	24.9%
Muni G.O. Local	28.7%
Muni G.O. State	27.4%
Muni Revenue	13.7%
Muni Pre-Refunded	5.3%

100.0%

DFA Selectively Hedged Global Fixed Income
Portfolio
Corporate	7.8%
Government	20.4%
Foreign Corporate	21.3%
Foreign Government	39.9%
Supranational	10.6%

100.0%

DFA Intermediate Government Fixed Income
Portfolio
Government	100.0%

100.0%

DFA California Short-Term Municipal Bond
Portfolio
Muni Insured	38.9%
Muni G.O. Local	9.0%
Muni G.O. State	16.2%
Muni Revenue	13.6%
Muni Pre-Refunded	22.3%

100.0%

5

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

APRIL 30, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (37.5%)
Federal Farm Credit Bank
5.375%, 07/18/11	$57,000	$60,224,034
3.875%, 08/25/11	40,000	41,642,160
1.125%, 10/03/11	30,000	30,107,310
0.950%, 02/10/12	50,000	49,965,400
0.950%, 03/05/12	15,000	14,978,475
Federal Home Loan Bank
3.375%, 06/24/11	45,000	46,299,375
3.625%, 07/01/11	112,000	115,929,744
1.625%, 07/27/11	133,200	134,668,930
5.375%, 08/19/11	55,000	58,168,660
3.750%, 09/09/11	90,000	93,597,390
3.625%, 09/16/11	121,000	125,835,644
4.875%, 11/18/11	55,000	58,339,160
1.000%, 12/28/11	30,000	30,032,370
1.125%, 03/09/12	27,500	27,538,500
2.250%, 04/13/12	136,000	138,990,232
Federal Home Loan Mortgage Corporation
5.250%, 07/18/11	65,000	68,580,070
1.125%, 12/15/11	10,000	10,027,840
5.750%, 01/15/12	160,000	172,535,520
4.750%, 03/05/12	55,000	58,651,340
2.125%, 03/23/12	50,000	51,007,850
1.125%, 04/25/12	40,000	39,955,440
Federal National Mortgage Association
1.000%, 11/23/11	45,000	45,098,280
2.000%, 01/09/12	46,000	46,763,416
0.875%, 01/12/12	122,700	122,447,729
1.500%, 03/15/12	17,000	17,138,533
6.125%, 03/15/12	26,500	28,954,403
1.000%, 04/04/12	60,000	59,898,180
1.875%, 04/20/12	89,000	90,310,347

TOTAL AGENCY OBLIGATIONS		1,837,686,332

BONDS — (37.7%)
Abbey National Treasury Services P.L.C. Floating Rate Note
(r) 0.470%, 08/16/11	75,000	74,968,725
Bank of New York Mellon Corp. (The)
4.950%, 01/14/11	5,000	5,151,070
Bank of Nova Scotia Floating Rate Note
(r) 0.502%, 03/05/12	75,000	74,965,575

	Face Amount	Value†
	(000)

Barclays Bank P.L.C. Floating Rate Note
(r) 0.530%, 01/14/11	$125,000	$124,998,500
Bear Stearns Cos. LLC (The) Floating Rate Note
(r) 0.439%, 02/01/12	38,100	38,034,163
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.430%, 02/10/12	125,000	125,371,500
BP Capital Markets P.L.C.
# 1.550%, 08/11/11	24,000	24,195,384
BP Capital Markets P.L.C. Floating Rate Note
(r) 1.258%, 03/17/11	29,364	29,618,733
Citigroup, Inc.
1.500%, 07/12/11	39,000	39,339,729
# 1.250%, 09/22/11	20,000	20,128,060
# 1.250%, 11/15/11	38,000	38,216,942
Credit Agricole Corporate & Investment Bank Floating Rate Note
(r) 0.848%, 04/13/12	50,000	49,967,050
Eksportfinans ASA
5.000%, 02/14/12	2,218	2,362,829
European Investment Bank
3.250%, 10/14/11	27,000	27,915,786
2.625%, 11/15/11	88,000	90,369,928
Export Development Canada
2.375%, 03/19/12	23,000	23,573,321
General Electric Capital Corp.
3.000%, 12/09/11	30,000	31,006,020
5.875%, 02/15/12	30,000	32,213,280
General Electric Capital Corp. Floating Rate Note
#(r) 0.339%, 04/28/11	11,167	11,166,542
(r) 0.332%, 06/06/11	18,400	18,365,684
(r) 0.320%, 08/15/11	25,869	25,780,838
(r) 0.431%, 11/21/11	5,000	4,966,420
Goldman Sachs Group, Inc. (The)
1.625%, 07/15/11	66,000	66,634,062
HSBC USA, Inc.
# 3.125%, 12/16/11	20,000	20,722,060
Inter-American Development Bank
3.250%, 11/15/11	37,500	38,888,175
Japan Finance Corp.
2.000%, 06/24/11	78,200	78,828,024

6

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

JPMorgan Chase & Co.
3.125%, 12/01/11	$45,500	$47,101,600
JPMorgan Chase & Co. Floating Rate Note
(r) 0.474%, 01/17/11	10,000	10,015,200
(r) 0.360%, 05/16/11	32,625	32,642,617
(r) 1.007%, 06/13/11	10,490	10,562,329
Kreditanstalt fuer Wiederaufbau
# 3.250%, 10/14/11	33,000	34,157,937
2.250%, 04/16/12	25,000	25,539,150
Morgan Stanley
2.000%, 09/22/11	25,000	25,413,550
# 2.250%, 03/13/12	60,000	61,405,920
Nordea Bank Finland P.L.C. Floating Rate Note
(r) 0.600%, 10/14/11	50,000	49,974,600
(r) 0.564%, 02/01/12	75,000	74,974,050
Nordic Investment Bank
2.375%, 12/15/11	29,650	30,310,839
Oesterreichische Kontrollbank AG
4.750%, 11/08/11	50,000	52,485,900
Ontario, Province of Canada
2.625%, 01/20/12	80,500	82,713,750
Rabobank Nederland NV Floating Rate Note
(r) 0.270%, 04/01/11	25,000	24,993,375
Royal Bank of Canada
5.650%, 07/20/11	23,000	24,287,563
Royal Bank of Canada Floating Rate Note
(r) 0.364%, 01/27/12	100,000	100,000,000
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.392%, 10/04/11	48,000	47,994,960

TOTAL BONDS		1,852,321,740

U.S. TREASURY OBLIGATIONS — (1.1%)
U.S. Treasury Note
1.000%, 12/31/11	55,800	55,980,904

COMMERCIAL PAPER — (21.9%)
Abbott Laboratories
0.170%, 05/19/10	59,700	59,696,848
ANZ National International, Ltd.
0.280%, 07/19/10	20,000	19,986,978

	Face Amount	Value†
	(000)

Australia & New Zealand Banking Group, Ltd.
0.195%, 05/17/10	$32,000	$31,998,490
Banco Bilbao Vizcaya Argentaria SA
0.290%, 06/22/10	49,200	49,182,180
Bank of America Corp.
0.190%, 05/05/10	30,000	29,999,334
0.250%, 06/07/10	8,000	7,998,514
0.250%, 06/15/10	45,000	44,989,015
0.290%, 07/19/10	24,000	23,988,799
Commonwealth Bank of Australia
0.190%, 05/17/10	50,000	49,995,445
0.200%, 06/03/10	60,000	59,987,814
Credit Agricole North America, Inc.
0.230%, 05/10/10	50,000	49,997,445
Fortis Funding LLC
0.240%, 05/24/10	75,000	74,989,852
Ireland
0.200%, 05/05/10	62,000	61,998,450
Nestle Finance International, Ltd.
0.210%, 06/16/10	74,150	74,137,128
NRW.BANK
0.208%, 05/17/10	60,000	59,994,534
0.210%, 05/28/10	70,000	69,988,674
PepsiCo, Inc.
0.190%, 06/07/10	100,000	99,984,590
Sheffield Receivables Corp.
0.200%, 05/19/10	35,000	34,995,068
0.230%, 06/09/10	35,000	34,988,996
0.230%, 06/11/10	20,000	19,993,326
0.250%, 06/16/10	45,000	44,982,729
Societe de Prise de Participationde l’Etat
0.230%, 05/28/10	20,000	19,996,764
Southern Co. Funding Corp.
0.200%, 05/11/10	48,500	48,496,814

TOTAL COMMERCIAL PAPER		1,072,367,787

7

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC
Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $21,180,000 FHLMC 4.00%, 12/15/38, valued at $22,053,675) to be repurchased at $21,724,344	$21,724	$21,724,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (1.4%)
§@ DFA Short Term Investment Fund	63,160,100	63,160,100
@ Repurchase Agreement,
Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $3,335,909 FNMA 7.000%, 05/01/31 & U.S. Treasury Note 2.625%, 04/03/29, valued at $2,128,006) to be repurchased at $2,100,730.	$2,101	2,100,699

	Shares/ Face Amount	Value†
	(000)
@ Repurchase Agreement, UBS
Securities LLC 0.20%, 05/03/10 (Collateralized by $2,805,000 FNMA 5.000%, 05/01/34, valued at $1,406,093) to be repurchased at $1,363,354.	$1,363	$1,363,331

TOTAL SECURITIES LENDING COLLATERAL		66,624,130

TOTAL INVESTMENTS — (100.0%)
(Cost $4,899,490,868)		$4,906,704,893

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,837,686,332	—	$1,837,686,332
Bonds	—	1,852,321,740	—	1,852,321,740
U.S. Treasury Obligations	—	55,980,904	—	55,980,904
Commercial Paper	—	1,072,367,787	—	1,072,367,787
Temporary Cash Investments	—	21,724,000	—	21,724,000
Securities Lending Collateral	—	66,624,130	—	66,624,130

TOTAL	—	$4,906,704,893	—	$4,906,704,893

See accompanying Notes to Financial Statements.

8

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

APRIL 30, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (61.9%)
AUSTRALIA — (0.5%)
Australia & New Zealand Banking Group, Ltd.
(g) 4.500%, 12/15/10	3,410	$5,307,990
Commonwealth Bank of Australia
(e) 3.625%, 04/05/11	5,800	7,881,732
Westpac Banking Corp.
(g) 4.875%, 04/13/11	5,639	8,898,545

TOTAL AUSTRALIA		22,088,267

AUSTRIA — (1.8%)
Erste Group Bank AG
2.250%, 05/13/11	8,400	11,297,757
Oesterreichische Volksbanken AG
3.000%, 02/09/12	5,000	6,835,279
Oesterreichischen Kontrollbank AG
(u) 4.750%, 11/08/11	64,350	67,549,353

TOTAL AUSTRIA		85,682,389

CANADA — (11.9%)
Bank of Nova Scotia
4.400%, 05/09/11	21,500	21,758,643
British Columbia, Province of Canada
5.750%, 01/09/12	122,000	127,650,817
Canada Housing Trust
4.600%, 09/15/11	60,000	61,367,395
3.950%, 12/15/11	64,000	65,156,133
Canadian Government Bond
1.250%, 12/01/11	86,500	84,504,829
Ontario, Province of Canada
4.400%, 12/02/11	124,000	126,774,680
Royal Bank of Canada
(g) 4.625%, 12/07/10	6,313	9,816,007
4.920%, 07/06/11	8,000	8,148,769
(u) 5.650%, 07/20/11	3,500	3,695,934
(e) 5.750%, 07/25/11	48,000	67,208,117

TOTAL CANADA		576,081,324

DENMARK — (2.7%)
Denmark Government International Bond
(u) 2.750%, 11/15/11	56,000	57,647,520
(u) 1.875%, 03/16/12	72,000	72,928,800

TOTAL DENMARK		130,576,320

	Face Amount^	Value†
	(000)

FRANCE — (6.6%)
Agence Francaise de Developpement
(u) 4.125%, 06/24/11	45,500	$47,056,009
Caisse d’Amortissement de la Dette Sociale
(u) 4.000%, 07/15/11	31,720	32,898,525
(u) 4.125%, 12/09/11	22,000	23,082,070
French Treasury Note
3.750%, 01/12/12	70,000	97,922,270
Societe Financement del’Economie Francaise
3.500%, 11/24/11	6,000	8,288,661
2.375%, 03/10/12	25,000	34,004,307
(u) 2.375%, 03/26/12	69,000	70,504,200
Total Capital SA
(u) 5.000%, 10/10/11	3,500	3,685,049

TOTAL FRANCE		317,441,091

GERMANY — (6.7%)
Bundesschatzanweisungen
1.500%, 06/10/11	50,000	67,272,255
IKB Deutsche Industriebank AG
2.875%, 01/27/12	20,000	27,411,152
Kreditanstalt fuer Wiederaufbau
#(u) 3.250%, 10/14/11	19,000	19,666,691
(g) 5.250%, 01/12/12	20,000	32,482,611
(u) 2.000%, 01/17/12	15,000	15,258,000
(u) 2.250%, 04/16/12	38,209	39,033,015
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 2.500%, 02/14/11	19,000	19,247,608
(u) 4.125%, 07/15/11	18,000	18,671,094
(u) 4.875%, 01/13/12	15,000	15,922,035
Landwirtschaftliche Rentenbank
(u) 3.125%, 06/15/11	18,400	18,897,131
(g) 5.250%, 01/18/12	11,900	19,389,770
(u) 3.000%, 04/16/12	27,546	28,531,926

TOTAL GERMANY		321,783,288

JAPAN — (0.6%)
Japan Finance Corp.
(u) 2.000%, 06/24/11	29,600	29,837,718

9

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

NETHERLANDS — (9.4%)
Bank Nederlandse Gemeenten
(g) 4.500%, 08/16/11	18,000	$28,618,092
(u) 5.125%, 10/20/11	28,600	30,308,221
(u) 2.250%, 01/17/12	12,000	12,232,356
(g) 5.750%, 03/07/12	25,194	41,302,402
Deutsche Bahn Finance
(u) 5.125%, 01/05/11	28,385	29,158,236
Nederlandse Waterschapsbank
(u) 2.875%, 06/16/11	107,000	109,262,194
(u) 1.375%, 02/17/12	18,800	18,901,426
Netherlands Government Bond
2.500%, 01/15/12	71,000	97,303,824
NIBC Bank
3.625%, 12/19/11	35,000	48,368,559
Rabobank Nederland
(g) 5.000%, 04/11/11	4,870	7,697,502
(u) 5.000%, 01/25/12	26,800	28,400,630

TOTAL NETHERLANDS		451,553,442

NORWAY — (2.5%)
Kommunalbanken
(u) 3.250%, 06/15/11	101,832	104,596,739
(u) 5.125%, 10/14/11	13,000	13,771,264

TOTAL NORWAY		118,368,003

SPAIN — (0.7%)
Instituto de Credito Oficial
(u) 3.000%, 03/15/11	5,000	5,067,395
(u) 3.500%, 11/15/11	10,500	10,781,421
(g) 4.500%, 12/07/11	10,000	15,884,955

TOTAL SPAIN		31,733,771

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.0%)
Council of Europe Development Bank
(u) 3.375%, 09/15/11	6,000	6,202,614
European Investment Bank
(u) 3.250%, 10/14/11	71,700	74,131,921
(u) 2.625%, 11/15/11	32,000	32,873,664
#(u) 2.000%, 02/10/12	10,000	10,183,710
(g) 5.000%, 03/07/12	6,000	9,782,175

	Face Amount^	Value†
	(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
3.250%, 12/09/11	10,000	$13,796,341

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		146,970,425

SWEDEN — (0.5%)
Kommuninvest I Sverige
(u) 5.375%, 06/15/11	23,000	24,056,781

UNITED KINGDOM — (5.0%)
Barclays Bank P.L.C.
2.875%, 12/23/11	49,300	77,396,708
BP Capital Markets P.L.C.
(u) 3.625%, 05/27/11	3,160	3,252,863
(u) 1.550%, 08/11/11	21,000	21,170,961
Clydesdale Bank P.L.C.
3.375%, 12/09/11	8,400	13,267,957
Lloyds TSB Bank P.L.C.
(g) 4.000%, 11/17/11	20,000	31,895,895
(u) 2.800%, 04/02/12	23,000	23,594,941
Nationwide Building Society
3.750%, 11/21/11	5,000	7,946,433
Royal Bank of Scotland P.L.C. (The)
4.125%, 11/14/11	40,000	63,897,303

TOTAL UNITED KINGDOM		242,423,061

UNITED STATES — (10.0%)
Citigroup, Inc.
1.500%, 07/12/11	$25,000	25,217,775
1.375%, 08/10/11	10,000	10,079,070
1.250%, 09/22/11	15,000	15,096,045
# 1.250%, 11/15/11	17,000	17,097,053
General Electric Capital Corp.
(g) 2.750%, 12/07/11	52,300	81,732,344
3.000%, 12/09/11	40,000	41,341,360
HSBC USA, Inc.
# 3.125%, 12/16/11	40,000	41,444,120
JPMorgan Chase & Co.
(g) 3.750%, 12/12/11	4,000	6,356,840
Morgan Stanley
2.000%, 09/22/11	86,200	87,625,920
3.250%, 12/01/11	30,000	31,085,700

10

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Regions Bank
3.250%, 12/09/11	$40,000	$41,466,960
Suntrust Bank
3.000%, 11/16/11	70,000	72,311,470
Wachovia Corp.
5.300%, 10/15/11	13,000	13,699,907

TOTAL UNITED STATES		484,554,564

TOTAL BONDS		2,983,150,444

AGENCY OBLIGATIONS — (28.4%)
Federal Farm Credit Bank
5.375%, 07/18/11	10,800	11,410,870
3.875%, 08/25/11	20,000	20,821,080
1.125%, 10/03/11	84,400	84,701,899
3.500%, 10/03/11	20,000	20,759,000
0.950%, 03/05/12	26,400	26,362,116
Federal Home Loan Bank
# 1.375%, 05/16/11	12,200	12,297,197
# 2.625%, 05/20/11	55,000	56,156,155
# 3.375%, 06/24/11	65,000	66,876,875
# 3.625%, 07/01/11	110,600	114,480,622
1.625%, 07/27/11	95,000	96,047,660
3.750%, 09/09/11	126,800	131,868,323
# 3.625%, 09/16/11	70,000	72,797,480
4.875%, 11/15/11	9,500	10,077,401
4.875%, 11/18/11	39,300	41,685,982
Federal Home Loan Mortgage Corporation
# 6.000%, 06/15/11	79,000	83,755,958
5.250%, 07/18/11	13,500	14,243,553
# 1.125%, 12/15/11	10,000	10,027,840
5.750%, 01/15/12	13,500	14,557,684
# 4.750%, 03/05/12	46,500	49,587,042
2.125%, 03/23/12	70,000	71,410,990
1.125%, 04/25/12	20,000	19,977,720

	Face Amount	Value†
	(000)

Federal National Mortgage Association
# 1.000%, 11/23/11	$89,000	$89,194,376
# 0.875%, 01/12/12	55,000	54,886,920
# 5.000%, 02/16/12	24,000	25,671,264
1.500%, 03/15/12	20,000	20,162,980
6.125%, 03/15/12	10,000	10,926,190
1.875%, 04/20/12	136,000	138,002,328

TOTAL AGENCY OBLIGATIONS		1,368,747,505

U.S. TREASURY OBLIGATIONS — (1.3%)
U.S. Treasury Notes
1.750%, 11/15/11	20,000	20,316,400
1.000%, 12/31/11	40,000	40,129,680

TOTAL U.S. TREASURY OBLIGATIONS		60,446,080

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $22,810,000 FNMA 4.00%, 12/15/38, valued at $23,750,913) to be repurchased at $23,395,370	23,395	23,395,000

	Shares

SECURITIES LENDING COLLATERAL — (7.9%)
§@ DFA Short Term Investment Fund	383,249,320	383,249,320

TOTAL INVESTMENTS — (100.0%)
(Cost $4,833,011,207)		$4,818,988,349

11

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$22,088,267	—	$22,088,267
Austria	—	85,682,389	—	85,682,389
Canada	—	576,081,324	—	576,081,324
Denmark	—	130,576,320	—	130,576,320
France	—	317,441,091	—	317,441,091
Germany	—	321,783,288	—	321,783,288
Japan	—	29,837,718	—	29,837,718
Netherlands	—	451,553,442	—	451,553,442
Norway	—	118,368,003	—	118,368,003
Spain	—	31,733,771	—	31,733,771
Supranational Organization Obligations	—	146,970,425	—	146,970,425
Sweden	—	24,056,781	—	24,056,781
United Kingdom	—	242,423,061	—	242,423,061
United States	—	484,554,564	—	484,554,564
Agency Obligations	—	1,368,747,505	—	1,368,747,505
U.S. Treasury Obligations	—	60,446,080	—	60,446,080
Temporary Cash Investments	—	23,395,000	—	23,395,000
Securities Lending Collateral	—	383,249,320	—	383,249,320
Other Financial Instruments**	—	16,501,331	—	16,501,331

TOTAL	—	$4,835,489,680	—	$4,835,489,680

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

12

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (78.6%)
AUSTRALIA — (2.6%)
Australia & New Zealand Banking Group, Ltd.
(u) 5.500%, 05/24/11	1,311	$1,365,367
Commonwealth Bank of Australia
7.250%, 09/17/10	5,000	4,665,513
(z) 4.000%, 02/20/12	4,581	3,333,529
General Electric Capital Australia Funding, Ltd.
8.000%, 02/13/12	1,000	958,287
National Australia Bank, Ltd.
4.250%, 01/27/12	530	485,456

TOTAL AUSTRALIA		10,808,152

AUSTRIA — (1.0%)
Austria Government International Bond
(u) 5.500%, 02/22/12	4,000	4,308,016

CANADA — (10.7%)
Bank of Nova Scotia
(g) 4.625%, 01/25/11	1,700	2,646,745
4.400%, 05/09/11	3,500	3,542,105
British Columbia, Province of Canada
5.750%, 01/09/12	11,000	11,509,500
Canada Housing Trust
4.600%, 09/15/11	7,000	7,159,529
3.950%, 12/15/11	3,000	3,054,194
Canadian Government Bond
1.250%, 12/01/11	6,900	6,740,848
1.500%, 03/01/12	3,200	3,127,387
Ontario, Province of Canada
(z) 6.375%, 10/12/10	1,800	1,324,839
4.400%, 12/02/11	5,000	5,111,882
Royal Bank of Canada
(u) 5.650%, 07/20/11	1,000	1,055,981

TOTAL CANADA		45,273,010

DENMARK — (2.7%)
Denmark Government International Bond
(u) 2.750%, 11/15/11	4,000	4,117,680
(u) 1.875%, 03/16/12	7,200	7,292,880

TOTAL DENMARK		11,410,560

	Face Amount^	Value†
	(000)

FINLAND — (0.2%)
Municipality Finance P.L.C.
(t) 6.705%, 08/25/10	800	$743,339

FRANCE — (8.6%)
Caisse d’Amortissement de la Dette Sociale
(u) 4.000%, 07/15/11	8,000	8,297,232
French Treasury Note
3.750%, 01/12/12	7,000	9,792,227
Societe Financement del’Economie Francaise
3.500%, 11/24/11	5,500	7,597,940
Total Capital SA
(u) 5.000%, 10/10/11	2,500	2,632,178
(g) 4.625%, 03/07/12	5,000	8,053,330

TOTAL FRANCE		36,372,907

GERMANY — (9.1%)
IKB Deutsche Industriebank AG
2.875%, 01/27/12	6,000	8,223,346
Kreditanstalt fuer Wiederaufbau
(z) 8.000%, 01/14/11	1,602	1,199,517
(n) 5.250%, 05/16/11	32,500	5,685,616
(z) 6.500%, 11/15/11	5,695	4,277,030
(u) 2.250%, 04/16/12	800	817,253
Landesbank Hessen-Thueringen Girozentrale
(g) 5.375%, 03/07/12	2,000	3,238,154
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 4.125%, 07/15/11	3,000	3,111,849
Landwirtschaftliche Rentenbank
(t) 6.500%, 05/04/11	3,097	2,904,772
(u) 3.000%, 04/16/12	8,800	9,114,970

TOTAL GERMANY		38,572,507

JAPAN — (1.0%)
Japan Finance Corp.
(u) 2.000%, 06/24/11	4,200	4,233,730

NETHERLANDS — (11.4%)
Bank Nederlandse Gemeenten
(z) 6.750%, 09/21/11	929	698,843
(u) 5.125%, 10/20/11	3,100	3,285,157
(g) 5.750%, 03/07/12	4,700	7,705,060

13

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

NETHERLANDS — (Continued)
Deutsche Bahn Finance
(u) 5.125%, 01/05/11	5,000	$5,136,205
Nederlandse Waterschapsbank
(t) 7.375%, 02/18/11	4,000	3,764,122
(u) 2.875%, 06/16/11	4,000	4,084,568
(u) 1.375%, 02/17/12	1,200	1,206,474
Rabobank Nederland
(z) 4.750%, 12/07/11	8,800	6,442,653
(n) 4.000%, 02/02/12	25,000	4,301,784
SNS Bank
2.875%, 01/30/12	7,000	9,580,659
Toyota Motor Finance
(t) 6.630%, 05/25/10	2,100	1,942,775

TOTAL NETHERLANDS		48,148,300

NORWAY — (3.1%)
Eksportfinans
(c) 4.000%, 01/25/12	2,350	2,366,819
Kommunalbanken
5.250%, 11/10/10	4,000	688,865
(t) 4.000%, 11/15/10	3,500	3,218,165
3.500%, 03/01/11	9,290	1,590,118
(z) 2.700%, 03/15/11	2,000	1,443,044
(u) 3.250%, 06/15/11	1,000	1,027,150
4.000%, 11/02/11	16,000	2,745,008

TOTAL NORWAY		13,079,169

SPAIN — (2.1%)
Instituto de Credito Oficial
(u) 1.875%, 04/15/11	1,700	1,708,840
(n) 5.000%, 10/17/11	15,600	2,713,474
(u) 3.500%, 11/15/11	4,500	4,620,609

TOTAL SPAIN		9,042,923

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.5%)
Council of Europe Development Bank
(u) 3.375%, 09/15/11	4,000	4,135,076
Eurofima
(z) 6.500%, 10/21/10	4,500	3,317,575
European Investment Bank
(n) 6.000%, 08/06/10	7,500	1,281,122
(u) 3.250%, 10/14/11	1,300	1,344,093
(z) 7.000%, 01/18/12	9,800	7,433,157
(g) 5.000%, 03/07/12	1,000	1,630,362

	Face Amount^	Value†
	(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
(e) 3.250%, 12/09/11	4,000	$5,518,536
Inter-American Development Bank
(z) 6.125%, 07/19/11	5,300	3,954,591
International Bank for Reconstruction & Development
(t) 5.520%, 04/18/11	5,847	5,423,975
(t) 5.760%, 04/26/11	1,200	1,118,936
Nordic Investment Bank
(n) 4.625%, 07/30/10	16,000	2,721,665
(t) 3.100%, 02/02/12	7,200	6,469,794

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		44,348,882

SWEDEN — (1.5%)
Kommuninvest I Sverige
(u) 5.375%, 06/15/11	4,000	4,183,788
Svensk Exportkredit
(t) 5.800%, 09/13/10	1,000	926,457
(u) 4.875%, 09/29/11	1,000	1,053,341

TOTAL SWEDEN		6,163,586

UNITED KINGDOM — (6.4%)
Barclays Bank P.L.C.
2.875%, 12/23/11	5,400	8,477,530
BP Capital Markets P.L.C.
(t) 8.000%, 03/11/11	7,728	7,314,474
Network Rail Infrastructure
Finance P.L.C.
4.875%, 03/07/12	6,900	11,167,924

TOTAL UNITED KINGDOM		26,959,928

UNITED STATES — (7.7%)
General Electric Capital Corp.
(z) 9.000%, 01/04/11	$1,100	824,010
(g) 2.750%, 12/07/11	6,050	9,454,698
HSBC USA, Inc.
3.125%, 12/16/11	9,000	9,324,927
Mellon Funding Corp.
(g) 6.375%, 11/08/11	2,330	3,777,604
Nestle Holdings, Inc.
(n) 5.000%, 01/31/11	30,740	5,308,948
Toyota Motor Credit Corp.
(z) 8.500%, 12/21/10	1,300	970,988

14

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
(z) 7.375%, 01/18/11	$3,500	$2,606,557

TOTAL UNITED STATES		32,267,732

TOTAL BONDS		331,732,741

AGENCY OBLIGATIONS — (19.6%)
Federal Farm Credit Bank
5.375%, 07/18/11	4,500	4,754,529
3.875%, 08/25/11	7,000	7,287,378
1.125%, 10/03/11	3,000	3,010,731
5.230%, 02/14/12	5,650	6,071,066
Federal Home Loan Bank
1.625%, 07/27/11	8,500	8,593,738
3.750%, 09/09/11	11,600	12,063,664
3.625%, 09/16/11	9,800	10,191,647
Federal Home Loan Mortgage Corporation
6.000%, 06/15/11	3,500	3,710,707
5.250%, 07/18/11	4,500	4,747,851
1.125%, 12/15/11	7,000	7,019,488
5.750%, 01/15/12	3,500	3,774,215
Federal National Mortgage Association
1.000%, 11/23/11	5,500	5,512,012
0.875%, 01/12/12	2,000	1,995,888
1.875%, 04/20/12	4,000	4,058,892

TOTAL AGENCY OBLIGATIONS		82,791,806

U.S. TREASURY OBLIGATIONS — (0.5%)
U.S. Treasury Note
1.000%, 12/31/11	2,200	2,207,132

	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (1.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $6,130,000 FNMA 1.213%(v), 11/25/39, valued at $5,275,869) to be repurchased at $5,196,082.	$5,196	$5,196,000

TOTAL INVESTMENTS — (100.0%)
(Cost $418,456,042)		$421,927,679

15

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$10,808,152	—	$10,808,152
Austria	—	4,308,016	—	4,308,016
Canada	—	45,273,010	—	45,273,010
Denmark	—	11,410,560	—	11,410,560
Finland	—	743,339	—	743,339
France	—	36,372,907	—	36,372,907
Germany	—	38,572,507	—	38,572,507
Japan	—	4,233,730	—	4,233,730
Netherlands	—	48,148,300	—	48,148,300
Norway	—	13,079,169	—	13,079,169
Spain	—	9,042,923	—	9,042,923
Supranational Organization Obligations	—	44,348,882	—	44,348,882
Sweden	—	6,163,586	—	6,163,586
United Kingdom	—	26,959,928	—	26,959,928
United States	—	32,267,732	—	32,267,732
Agency Obligations	—	82,791,806	—	82,791,806
U.S. Treasury Obligations	—	2,207,132	—	2,207,132
Temporary Cash Investments	—	5,196,000	—	5,196,000
Other Financial Instruments**	—	707,295	—	707,295

TOTAL	—	$422,634,974	—	$422,634,974

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

16

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face Amount	Value†
	(000)

AGENCY OBLIGATIONS — (78.4%)
Federal Farm Credit Bank
1.750%, 02/21/13	$4,000	$4,010,196
2.625%, 04/17/14	31,500	32,011,119
3.000%, 09/22/14	14,000	14,333,102
Federal Home Loan Bank
4.875%, 11/18/11	50,000	53,035,600
5.750%, 05/15/12	150,000	163,839,000
4.625%, 10/10/12	100,000	107,827,900
1.500%, 01/16/13	107,700	107,916,046
3.375%, 02/27/13	37,300	39,116,995
1.625%, 03/20/13	45,000	44,997,885
4.500%, 09/16/13	25,000	27,136,350
3.625%, 10/18/13	55,000	58,133,460
2.375%, 03/14/14	5,000	5,045,050
5.250%, 06/18/14	65,000	72,743,255
5.500%, 08/13/14	72,500	82,017,003
2.750%, 12/12/14	5,000	5,057,330

TOTAL AGENCY OBLIGATIONS		817,220,291

U.S. TREASURY OBLIGATIONS — (20.6%)
U.S. Treasury Notes
2.750%, 10/31/13	50,000	51,671,900
2.000%, 11/30/13	112,000	112,778,736
1.750%, 01/31/14	50,000	49,738,300

TOTAL U.S. TREASURY OBLIGATIONS		214,188,936

TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $12,595,000 FNMA 1.213%(v), 11/25/39, valued at $10,840,060) to be repurchased at $10,676,169	10,676	10,676,000

TOTAL INVESTMENTS — (100.0%)
(Cost $1,021,305,919)		$1,042,085,227

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$817,220,291	—	$817,220,291
U.S. Treasury Obligations	—	214,188,936	—	214,188,936
Temporary Cash Investments	—	10,676,000	—	10,676,000

TOTAL	—	$1,042,085,227	—	$1,042,085,227

See accompanying Notes to Financial Statements.

17

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face Amount^	Value†
	(000)

BONDS — (60.4%)
AUSTRALIA — (6.3%)
Commonwealth Bank of Australia
(u) 3.625%, 06/25/14	27,300	$28,619,464
(u) 2.900%, 09/17/14	7,700	7,829,406
#(u) 2.700%, 11/25/14	2,700	2,691,900
National Australia Bank, Ltd.
(u) 5.350%, 06/12/13	9,364	10,188,210
(g) 5.375%, 12/08/14	58,615	96,784,480
Suncorp-Metway, Ltd.
(g) 4.000%, 01/16/14	65,705	105,271,461
Westpac Banking Corp.
(u) 2.900%, 09/10/14	35,000	35,571,200

TOTAL AUSTRALIA		286,956,121

AUSTRIA — (0.4%)
Austria Government International Bond
(u) 5.000%, 05/19/14	14,000	15,456,420
Oesterreichischen Kontrollbank AG
(u) 3.625%, 06/17/13	2,867	3,011,210

TOTAL AUSTRIA		18,467,630

BELGIUM — (2.1%)
Belgium Government International Bond
(u) 4.250%, 09/03/13	78,000	83,630,898
(u) 2.875%, 09/15/14	15,000	15,205,245

TOTAL BELGIUM		98,836,143

CANADA — (3.4%)
Bank of Nova Scotia
3.350%, 11/18/14	10,000	9,725,537
(u) 3.400%, 01/22/15	17,036	17,257,247
Canada Housing Trust No. 1
2.750%, 12/15/14	20,000	19,327,033
Ontario, Province of Canada
(u) 4.100%, 06/16/14	89,000	94,392,599
(u) 4.500%, 02/03/15	5,000	5,383,985
(u) 2.950%, 02/05/15	9,000	9,067,014

TOTAL CANADA		155,153,415

FRANCE — (4.3%)
Caisse d’Amortissement de la Dette Sociale
(u) 3.500%, 07/01/14	88,833	92,559,544

	Face Amount^	Value†
	(000)

FRANCE — (Continued)
(g) 3.750%, 09/08/14	2,000	$3,200,086
Societe Financement de L’economie Francaise
(u) 2.875%, 09/22/14	94,600	96,193,442
Total Capital
(u) 2.875%, 03/18/15	5,000	4,979,280

TOTAL FRANCE		196,932,352

GERMANY — (4.6%)
Kreditanstalt fuer Wiederaufbau
(g) 3.250%, 02/24/14	10,000	15,707,667
(u) 3.500%, 03/10/14	51,800	54,154,932
(u) 5.000%, 10/31/14	9,500	10,504,577
(g) 3.125%, 12/08/14	17,000	26,395,194
Landwirtschaftliche Rentenbank
(u) 4.125%, 07/15/13	9,000	9,606,348
(u) 4.875%, 01/10/14	87,200	95,473,187

TOTAL GERMANY		211,841,905

NETHERLANDS — (1.9%)
Bank Nederlandse Gemeenten
(g) 4.750%, 04/22/13	13,577	22,286,144
(u) 5.000%, 05/16/14	19,200	21,010,349
(u) 3.125%, 01/12/15	5,000	5,082,980
(g) 4.375%, 01/19/15	1,087	1,747,732
Rabobank Nederland
#(u) 4.200%, 05/13/14	21,000	22,061,088
(g) 5.125%, 10/27/14	8,383	13,944,188

TOTAL NETHERLANDS		86,132,481

NORWAY — (2.4%)
Eksportfinans
(u) 3.000%, 11/17/14	82,439	83,702,213
Kommunalbanken
(g) 4.875%, 12/10/12	8,965	14,724,619
(u) 2.875%, 10/27/14	10,000	10,104,820

TOTAL NORWAY		108,531,652

SPAIN — (2.0%)
Instituto de Credito Oficial
(g) 4.500%, 03/07/13	15,640	25,021,511
(g) 4.000%, 12/08/14	44,700	69,099,414

TOTAL SPAIN		94,120,925

18

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.4%)
African Development Bank
(u) 3.000%, 05/27/14	90,100	$92,393,676
Asian Development Bank
#(u) 2.750%, 05/21/14	20,500	20,918,733
#(u) 2.625%, 02/09/15	52,800	53,162,050
Council Of Europe Development Bank
(u) 4.500%, 06/30/14	64,400	69,420,495
#(u) 2.750%, 02/10/15	30,000	30,346,380
(u) 4.000%, 04/15/15	5,000	5,277,975
Eurofima
(u) 4.250%, 09/05/13	40,100	42,901,226
(u) 4.250%, 02/04/14	42,860	45,740,406
(g) 6.125%, 10/14/14	7,400	12,797,051
European Bank for Reconstruction & Development
(g) 5.875%, 08/04/14	9,802	16,919,275
European Investment Bank
(u) 3.000%, 04/08/14	10,500	10,798,536
(g) 6.250%, 04/15/14	14,500	25,136,979
(u) 3.125%, 06/04/14	50,000	51,579,550
(u) 2.875%, 01/15/15	17,000	17,226,797
Inter-American Development Bank
(u) 3.000%, 04/22/14	13,463	13,954,763
(u) 4.500%, 09/15/14	23,000	25,146,498
International Finance Facility for Immunisation
(g) 3.375%, 05/15/14	33,600	52,764,241
Nordic Investment Bank
#(u) 2.625%, 10/06/14	69,525	70,231,930
(g) 5.750%, 12/16/14	2,225	3,831,945

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		660,548,506

SWEDEN — (2.5%)
Nordea Bank
(u) 3.700%, 11/13/14	10,100	10,314,837
Svensk Exportkredit
(u) 3.250%, 09/16/14	101,010	103,830,502

TOTAL SWEDEN		114,145,339

	Face Amount^	Value†
	(000)

UNITED KINGDOM — (7.6%)
Abbey National Treasury Services P.L.C.
5.500%, 06/18/14	18,600	$30,226,473
Barclays Bank P.L.C.
(u) 5.200%, 07/10/14	78,800	84,516,861
BP Capital Markets P.L.C.
(u) 5.250%, 11/07/13	72,000	79,488,936
4.000%, 12/29/14	7,000	11,234,188
(u) 3.875%, 03/10/15	8,111	8,493,547
Network Rail Infrastructure Finance P.L.C.
(u) 3.500%, 06/17/13	24,000	25,167,048
United Kingdom Gilt
2.250%, 03/07/14	42,000	64,305,492
5.000%, 09/07/14	4,000	6,771,792
2.750%, 01/22/15	24,000	36,883,701

TOTAL UNITED KINGDOM		347,088,038

UNITED STATES — (8.5%)
3M Co.
4.375%, 08/15/13	$19,600	21,141,422
Bank of New York Mellon Corp. (The)
# 4.500%, 04/01/13	10,000	10,712,550
4.300%, 05/15/14	65,000	69,243,200
General Electric Capital Corp.
# 4.800%, 05/01/13	34,800	37,245,431
JPMorgan Chase & Co.
4.750%, 05/01/13	15,000	16,019,130
Mellon Funding Corp.
5.200%, 05/15/14	11,760	12,817,553
Microsoft Corp.
# 2.950%, 06/01/14	107,550	110,505,044
Wal-Mart Stores, Inc.
7.250%, 06/01/13	32,800	38,076,110
3.200%, 05/15/14	25,000	25,887,850
Wells Fargo Bank & Co.
5.250%, 10/23/12	42,700	45,991,444

TOTAL UNITED STATES		387,639,734

TOTAL BONDS		2,766,394,241

AGENCY OBLIGATIONS — (19.8%)
Federal Farm Credit Bank
2.625%, 04/17/14	72,191	73,362,371
# 3.000%, 09/22/14	45,000	46,070,685

19

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

Federal Home Loan Bank
# 5.500%, 08/13/14	$112,000	$126,702,128
# 2.750%, 12/12/14	137,500	139,076,575
Federal Home Loan Mortgage Corporation
# 3.000%, 07/28/14	122,000	125,138,694
# 4.500%, 01/15/15	70,000	75,987,310
Federal National Mortgage Association
# 3.000%, 09/16/14	133,000	136,393,551
# 4.625%, 10/15/14	78,000	85,224,048
# 2.625%, 11/20/14	100,000	100,828,300

TOTAL AGENCY OBLIGATIONS		908,783,662

TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $42,485,000 FHLMC 5.50%, 01/15/34, valued at $45,299,631) to be repurchased at $44,627,707	44,627	44,627,000

	Shares	Value†

SECURITIES LENDING COLLATERAL — (18.8%)
§@ DFA Short Term Investment Fund	861,239,155	$861,239,155

TOTAL INVESTMENTS — (100.0%)
(Cost $4,539,946,798)		$4,581,044,058

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$286,956,121	—	$286,956,121
Austria	—	18,467,630	—	18,467,630
Belgium	—	98,836,143	—	98,836,143
Canada	—	155,153,415	—	155,153,415
France	—	196,932,352	—	196,932,352
Germany	—	211,841,905	—	211,841,905
Netherlands	—	86,132,481	—	86,132,481
Norway	—	108,531,652	—	108,531,652
Spain	—	94,120,925	—	94,120,925
Supranational Organization Obligations.	—	660,548,506	—	660,548,506
Sweden	—	114,145,339	—	114,145,339
United Kingdom	—	347,088,038	—	347,088,038
United States	—	387,639,734	—	387,639,734

20

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$908,783,662	—	$908,783,662
Temporary Cash Investments	—	44,627,000	—	44,627,000
Securities Lending Collateral	—	861,239,155	—	861,239,155
Other Financial Instruments**	—	3,412,245	—	3,412,245

TOTAL	—	$4,584,456,303	—	$4,584,456,303

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

21

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (65.7%)
Federal Farm Credit Bank
4.350%, 11/02/11	$8,000	$8,418,744
4.200%, 11/07/11	6,650	6,985,492
4.300%, 11/23/11	5,500	5,791,736
6.260%, 12/02/11	2,000	2,168,688
4.950%, 12/22/11	9,000	9,589,473
5.230%, 02/14/12	12,000	12,894,300
4.500%, 03/14/12	8,500	9,040,812
4.625%, 03/16/12	7,000	7,462,406
5.000%, 06/01/12	4,295	4,630,358
4.480%, 08/24/12	12,000	12,850,704
6.280%, 11/26/12	3,000	3,357,489
4.400%, 01/03/13	11,000	11,806,388
4.150%, 05/15/13	10,000	10,697,010
5.580%, 07/03/13	23,000	25,633,040
3.880%, 07/08/13	7,000	7,435,204
4.920%, 08/26/13	4,125	4,521,912
4.710%, 10/18/13	7,000	7,636,734
4.900%, 01/16/14	5,700	6,224,086
5.300%, 02/18/14	12,000	13,380,768
5.250%, 06/05/14	14,400	16,073,323
4.375%, 06/30/14	3,915	4,236,617
3.000%, 09/22/14	7,000	7,166,551
8.160%, 09/30/14	3,615	4,478,374
4.700%, 12/10/14	4,000	4,378,360
4.550%, 02/03/15	4,500	4,892,859
4.375%, 02/17/15	14,300	15,433,447
4.875%, 12/16/15	15,000	16,598,010
6.030%, 03/21/16	4,700	5,447,074
5.125%, 08/25/16	8,000	8,870,408
5.050%, 03/08/17	10,000	10,896,410
5.625%, 08/18/17	4,000	4,546,116
5.100%, 09/03/19	9,000	9,829,098
5.320%, 09/03/19	21,300	23,643,213
5.150%, 11/15/19	11,200	12,276,040
4.670%, 05/07/20	5,600	5,896,290
5.350%, 08/07/20	6,700	7,445,516
5.250%, 03/02/21	6,100	6,697,507
5.220%, 02/22/22	5,000	5,463,915
5.210%, 12/19/22	21,200	22,819,595
5.250%, 03/06/23	6,000	6,536,022
Federal Home Loan Bank
5.750%, 08/15/11	6,000	6,373,410
5.000%, 10/13/11	25,000	26,498,875
5.625%, 11/15/11	5,000	5,360,885
5.625%, 02/15/12	6,100	6,596,003
5.750%, 05/15/12	8,300	9,065,758

	Face Amount	Value†
	(000)

4.625%, 08/15/12	$15,175	$16,301,820
4.500%, 11/15/12	18,000	19,354,950
5.126%, 02/28/13	5,615	6,158,521
3.875%, 06/14/13	12,600	13,410,986
5.375%, 06/14/13	52,400	58,043,742
4.500%, 09/16/13	11,000	11,939,994
6.395%, 06/03/14	5,200	6,037,871
5.250%, 06/18/14	50,300	56,292,088
6.700%, 06/25/14	12,500	14,677,800
5.500%, 08/13/14	35,500	40,160,050
4.500%, 11/14/14	4,000	4,331,824
2.875%, 06/12/15	15,000	15,116,115
2.875%, 09/11/15	10,000	10,026,400
4.875%, 03/11/16	13,600	14,928,625
5.375%, 05/18/16	22,000	24,716,428
5.375%, 09/09/16	6,000	6,722,424
4.750%, 12/16/16	9,000	9,737,604
4.875%, 05/17/17	10,500	11,469,066
5.000%, 11/17/17	40,000	43,790,520
5.375%, 05/15/19	4,000	4,402,128
5.125%, 08/15/19	5,295	5,714,073
4.125%, 12/13/19	20,000	20,201,780
4.625%, 09/11/20	21,200	21,999,685
5.000%, 03/12/21	5,200	5,521,246
5.625%, 06/11/21	7,000	7,821,177
5.000%, 12/10/21	39,500	42,600,553
5.750%, 06/10/22	19,500	22,412,734
5.375%, 09/30/22	4,000	4,401,508
4.750%, 03/10/23	22,200	22,882,739
Tennessee Valley Authority
6.790%, 05/23/12	37,600	41,902,718
6.000%, 03/15/13	28,100	31,502,460
4.750%, 08/01/13	12,500	13,638,725
4.375%, 06/15/15	13,500	14,485,041
6.250%, 12/15/17	10,000	11,693,500
4.500%, 04/01/18	17,500	18,441,675

TOTAL AGENCY OBLIGATIONS		1,100,883,590

U.S. TREASURY OBLIGATIONS — (33.6%)
U.S. Treasury Bonds
11.250%, 02/15/15	25,000	35,125,000
10.625%, 08/15/15	11,000	15,427,500
9.875%, 11/15/15	11,600	15,964,500
9.250%, 02/15/16	9,000	12,170,394
7.250%, 05/15/16	6,000	7,493,436

22

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

7.500%, 11/15/16	$17,800	$22,633,804
9.000%, 11/15/18	12,200	17,296,355
8.125%, 08/15/19	3,800	5,172,454
8.750%, 08/15/20	19,700	28,167,927
8.125%, 05/15/21	27,100	37,605,478
7.250%, 08/15/22	28,000	36,925,000
6.250%, 08/15/23	35,000	42,809,375
7.500%, 11/15/24	16,300	22,285,164
U.S. Treasury Notes
4.875%, 02/15/12	51,800	55,506,912
4.375%, 08/15/12	54,700	58,811,033
4.000%, 11/15/12	9,700	10,379,757
3.875%, 02/15/13	27,600	29,508,292
3.625%, 05/15/13	7,700	8,187,864
4.250%, 08/15/13	30,100	32,656,152
4.000%, 02/15/14	10,500	11,322,770
4.250%, 08/15/14	15,500	16,880,461
4.250%, 11/15/14	7,500	8,170,898
4.125%, 05/15/15	10,000	10,821,090
4.875%, 08/15/16	8,200	9,166,058

	Face Amount	Value†
	(000)

3.000%, 09/30/16	$12,000	$12,017,808

TOTAL U.S. TREASURY OBLIGATIONS		562,505,482

TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $12,085,000 FHLMC 4.00%, 12/15/38, valued at $12,583,506) to be repurchased at $12,395,196	12,395	12,395,000

TOTAL INVESTMENTS — (100.0%)
(Cost $1,576,761,249)		$1,675,784,072

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,100,883,590	—	$ 1,100,883,590
U.S. Treasury Obligations	—	562,505,482	—	562,505,482
Temporary Cash Investments	—	12,395,000	—	12,395,000

TOTAL	—	$1,675,784,072	—	$ 1,675,784,072

See accompanying Notes to Financial Statements.

23

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (98.9%)
U.S. Treasury Inflation Notes
2.000%, 01/15/14	$33,300	$41,834,492
2.000%, 07/15/14	49,700	61,445,915
1.625%, 01/15/15	66,800	80,047,637
1.875%, 07/15/15	88,500	105,647,704
2.000%, 01/15/16	67,910	79,940,455
2.500%, 07/15/16	57,029	68,042,387
2.375%, 01/15/17	52,400	61,966,161
2.625%, 07/15/17	51,800	60,759,125
1.625%, 01/15/18	44,400	48,055,815
1.375%, 07/15/18	45,300	46,719,117
2.125%, 01/15/19	43,000	46,908,310
1.875%, 07/15/19	42,400	45,544,862
2.375%, 01/15/25	31,000	38,805,419
2.000%, 01/15/26	32,800	37,175,105
2.375%, 01/15/27	30,800	36,011,694
1.750%, 01/15/28	30,200	31,014,558
3.625%, 04/15/28	34,700	59,152,731
2.500%, 01/15/29	14,300	16,001,245
3.875%, 04/15/29	36,900	64,479,872

TOTAL U.S. TREASURY OBLIGATIONS		1,029,552,604

TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $10,825,000 FHLMC 4.00%, 12/15/38, valued at $11,271,531) to be repurchased at $11,101,176	11,101	11,101,000

TOTAL INVESTMENTS — (100.0%)
(Cost $988,686,803)		$1,040,653,604

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$1,029,552,604	—	$ 1,029,552,604
Temporary Cash Investments	—	11,101,000	—	11,101,000

TOTAL	—	$1,040,653,604	—	$ 1,040,653,604

See accompanying Notes to Financial Statements.

24

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.0%)
ALASKA — (0.5%)
City of Anchorage (GO) Series B (NATL-RE)
5.000%, 12/01/14	$3,440	$3,919,398
City of Anchorage (GO) Series F (NATL-RE FGIC)
4.250%, 09/01/13	2,385	2,598,362

TOTAL ALASKA		6,517,760

ARIZONA — (4.5%)
Arizona School Facilities Board (GO)
5.000%, 01/01/15	1,125	1,283,434
Arizona State Transportation Board (RB)
5.000%, 07/01/13	8,000	8,962,240
City of Phoenix (GO) Series A
5.000%, 07/01/14	7,975	9,067,655
City of Scottsdale (GO)
5.000%, 07/01/14	2,500	2,857,700
Maricopa County Community College District (GO) Series A
4.000%, 07/01/13	5,000	5,440,300
Maricopa County Unified School District (GO)
7.400%, 07/01/10	3,485	3,523,440
Maricopa County Unified School District (GO) (FSA)
5.000%, 07/01/13	6,800	7,546,300
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/14	7,000	7,870,870
5.000%, 01/01/15	4,430	5,043,245
Scottsdale Municipal Property Corp. (RB)
5.000%, 07/01/13	3,070	3,424,063
Town of Gilbert (GO)
5.000%, 07/01/14	3,600	4,085,460

TOTAL ARIZONA		59,104,707

CALIFORNIA — (1.7%)
California State Department of Water Resources Power Supply (RB) (ETM) Series A
5.125%, 05/01/12	1,900	2,086,504

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
California State Economic Recovery (GO) (ETM) Series A
5.000%, 07/01/12	$3,915	$4,278,899
5.000%, 07/01/12	4,485	4,856,537
California State Economic Recovery (GO) Series A
5.000%, 01/01/11	9,100	9,366,357
Los Angeles Unified School District (GO) Series E (AMBAC)
5.750%, 07/01/12	2,000	2,195,740
TOTAL CALIFORNIA		22,784,037

COLORADO — (0.7%)
Arapahoe County School District (GO) (FSA)
5.000%, 12/15/10	9,000	9,255,780

CONNECTICUT — (2.4%)
Connecticut State (GO)
5.000%, 03/15/12	5,000	5,386,150
Connecticut State (GO) Series A
5.000%, 03/01/13	3,855	4,262,512
5.000%, 04/15/13	4,000	4,438,440
Connecticut State (GO) Series B
5.000%, 12/01/13	5,000	5,634,300
Connecticut State (GO) Series E
5.500%, 11/15/12	3,300	3,673,263
Connecticut State Econonmic Recovery (GO) Series D
5.000%, 01/01/14	3,500	3,931,445
Connecticut State Health & Educational Facility Authority (GO) Series B (MBIA)
5.000%, 12/01/12	4,000	4,407,440

TOTAL CONNECTICUT		31,733,550

DELAWARE — (2.0%)
Delaware State (GO)
5.000%, 08/01/12	11,370	12,446,057
Delaware State (GO) Series B
5.000%, 02/01/11	7,470	7,727,192
5.000%, 02/01/12	5,000	5,377,250

TOTAL DELAWARE		25,550,499

25

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

FLORIDA — (4.4%)
Broward County (GO)
5.000%, 01/01/14	$5,000	$5,639,150
City of Gainesville (RB) Series C
5.000%, 10/01/10	2,265	2,307,627
Florida State Board of Education (GO) Series 2006C
5.000%, 06/01/12	2,935	3,177,695
Florida State Board of Education (GO) Series B
5.250%, 06/01/13	3,700	4,138,709
Florida State Board of Education (GO) Series D
5.000%, 06/01/13	13,085	14,538,351
Florida State Board of Education (GO) Series H
5.250%, 06/01/12	4,650	5,058,270
Florida State Board of Education (RB) Series E
5.000%, 06/01/12	3,000	3,251,280
Florida State Department of Environmental Protection Preservation (RB) Series A (MBIA)
5.000%, 07/01/11	5,330	5,580,617
5.000%, 07/01/11	5,130	5,383,986
Florida State Department of Environmental Protection Preservation (RB) Series B (MBIA)
5.000%, 07/01/11	5,800	6,087,158
Johns River Power Park System
(RB) Series 21
5.000%, 10/01/11	2,325	2,466,592

TOTAL FLORIDA		57,629,435

GEORGIA — (5.3%)
De Kalb County School District (GO)
5.000%, 02/01/12	21,330	22,889,010
Georgia State (GO) Series C
5.500%, 07/01/12	8,400	9,255,288
Georgia State (GO) Series D
5.000%, 08/01/12	7,100	7,768,607
Georgia State (GO) Series G
5.000%, 10/01/12	8,000	8,798,880
Henry County School District (GO) Series A
5.000%, 04/01/13	14,000	15,544,200

	Face Amount	Value†
	(000)

GEORGIA — (Continued)
Private Colleges & Universities Authority (RB) Series A
4.750%, 09/01/12	$4,450	$4,833,145

TOTAL GEORGIA		69,089,130

HAWAII — (2.1%)
City & County of Honolulu (GO) Series A (NATL-RE)
5.000%, 07/01/13	1,445	1,611,652
City & County of Honolulu (GO) Series C (MBIA)
5.000%, 07/01/12	5,000	5,427,600
Hawaii State (GO) Series CY (FSA)
5.750%, 02/01/13	4,750	5,327,790
Hawaii State (GO) Series DE
5.000%, 10/01/12	3,340	3,660,941
Hawaii State (GO) Series DG (AMBAC)
5.000%, 07/01/13	6,000	6,695,940
Hawaii State (GO) Series DT
4.000%, 11/01/14	4,950	5,437,773

TOTAL HAWAII		28,161,696

ILLINOIS — (1.7%)
Chicago Park District (GO) Series A (FGIC)
5.250%, 01/01/13	4,935	5,476,320
City of Chicago (GO) Series A (FSA)
5.000%, 01/01/13	8,150	8,914,307
Cook County (GO) Series D (AMBAC)
5.250%, 11/15/12	2,000	2,200,540
Illinois State (GO) First Series (MBIA)
5.125%, 10/01/11	5,300	5,590,546

TOTAL ILLINOIS		22,181,713

KANSAS — (0.5%)
Johnson County Unified School District (GO) Series A (MBIA)
5.000%, 10/01/11	5,770	6,118,912

26

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

KENTUCKY — (1.2%)
Kentucky Asset Liability Commission (RB) First Series (MBIA)
5.000%, 09/01/11	$14,300	$15,127,255

MARYLAND — (3.5%)
Baltimore County (GO)
5.000%, 02/01/12	1,700	1,827,959
5.000%, 02/01/14	4,750	5,379,993
Maryland State (GO)
5.250%, 02/15/12	5,000	5,407,700
5.500%, 08/01/13	6,000	6,833,520
Maryland State (GO) Series B
5.000%, 02/15/13	14,000	15,522,080
Maryland State Department of Transportation (RB)
5.000%, 11/01/13	4,120	4,638,296
Montgomery County (GO) Series A
5.000%, 08/01/12	5,990	6,555,516

TOTAL MARYLAND		46,165,064

MASSACHUSETTS — (3.5%)
City of Boston (GO) Series A
5.000%, 04/01/14	4,650	5,272,635
Commonwealth of Massachusetts (GO)
5.500%, 11/01/14	4,585	5,319,838
Commonwealth of Massachusetts (GO) Series A
5.000%, 08/01/14	4,800	5,445,072
Commonwealth of Massachusetts (GO) Series C (NATL-RE FGIC)
5.500%, 11/01/14	5,000	5,801,350
Commonwealth of Massachusetts (GO) Series D
5.500%, 11/01/13	7,550	8,592,126
Commonwealth of Massachusetts (GO) Series D (NATL-RE)
5.500%, 11/01/12	910	1,011,128
Commonwealth of Massachusetts (RB) Series A
5.500%, 12/15/13	9,450	10,784,434
University of Massachusetts Building Authority (RB) Series 1
5.250%, 11/01/13	3,490	3,967,676

TOTAL MASSACHUSETTS		46,194,259

	Face Amount	Value†
	(000)

MICHIGAN — (2.8%)
Michigan Municipal Bond Authority (RB)
5.000%, 10/01/13	$3,240	$3,650,767
5.500%, 10/01/13	15,085	17,259,352
Michigan State (GO)
5.500%, 12/01/13	10,000	11,278,100
University of Michigan (RB) Series C
2.000%, 04/01/13	4,840	4,955,821

TOTAL MICHIGAN		37,144,040

MINNESOTA — (4.0%)
City of Minneapolis (GO)
5.000%, 12/01/10	6,840	7,022,833
City of Minneapolis (GO) Series A
3.000%, 12/01/12	5,200	5,482,464
Minnesota Public Facilities Authority (RB) Series B
5.000%, 03/01/14	5,800	6,581,318
Minnesota State (GO)
5.000%, 06/01/11	7,050	7,395,802
5.250%, 11/01/12	8,000	8,860,880
Minnesota State (GO) Series H
5.000%, 11/01/14	15,000	17,207,550

TOTAL MINNESOTA		52,550,847

MISSISSIPPI — (0.3%)
Mississippi State (GO) Series A
5.375%, 12/01/12	3,350	3,726,674

MISSOURI — (0.2%)
Missouri State (GO) Series A
5.000%, 10/01/13	2,600	2,934,282

NEVADA — (2.7%)
Clark County (GO) (AMBAC)
5.000%, 11/01/11	5,010	5,315,410
Clark County School District (GO) Series A (AMBAC)
4.500%, 06/15/11	11,000	11,446,710
Nevada State (GO)
5.000%, 06/01/13	12,990	14,329,399
5.000%, 12/01/13	1,400	1,559,964
Nevada State (GO) Series A
5.000%, 02/01/12	2,000	2,135,740

TOTAL NEVADA		34,787,223

27

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

NEW JERSEY — (3.5%)
Monmouth County (GO)
4.250%, 09/15/12	$5,115	$5,529,417
New Jersey State (GO)
5.000%, 04/01/13	3,900	4,311,294
5.000%, 06/01/13	5,940	6,599,756
5.000%, 06/01/14	4,600	5,194,734
5.000%, 08/01/14	4,000	4,530,520
New Jersey State (GO) (ETM)
5.250%, 08/01/12	8,400	9,237,564
New Jersey State (GO) Series M (AMBAC)
5.500%, 07/15/14	4,000	4,609,240
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA)
5.500%, 12/15/11	6,035	6,428,723

TOTAL NEW JERSEY		46,441,248

NEW MEXICO — (1.9%)
New Mexico State (GO)
5.000%, 03/01/12	10,260	11,057,305
New Mexico State (RB) Series A
5.000%, 07/01/13	2,000	2,233,960
New Mexico State Severance Tax (RB) (MBIA)
5.000%, 07/01/10	11,385	11,469,363

TOTAL NEW MEXICO		24,760,628

NEW YORK — (4.2%)
City of New York (GO) Series A-1
5.000%, 08/01/14	2,500	2,806,525
City of New York (GO) Series C
5.000%, 08/01/10	5,000	5,055,700
City of New York (GO) Series E
5.000%, 08/01/13	6,475	7,173,523
City of New York (GO) Series G
5.000%, 08/01/10	5,040	5,096,146
City of New York (GO) Series H
5.000%, 08/01/12	3,000	3,246,180
City of New York (GO) Series J-1
5.000%, 08/01/10	11,180	11,304,545
New York State (GO) Series A
3.500%, 03/15/12	1,755	1,839,012
New York State (GO) Series C
3.000%, 02/01/14	4,655	4,883,607

	Face Amount	Value†
	(000)

NEW YORK — (Continued)
New York State Dormitory Authority (RB)
5.000%, 07/01/13	$4,590	$5,137,541
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/14	7,500	8,453,925

TOTAL NEW YORK		54,996,704

NORTH CAROLINA — (4.0%)
Guilford County (GO) Series C
5.000%, 10/01/12	8,040	8,840,864
Mecklenburg County (GO) Series C
5.000%, 02/01/14	5,680	6,437,769
North Carolina State (GO) Series A
5.000%, 03/01/11	13,000	13,500,240
5.000%, 06/01/11	10,000	10,488,300
5.500%, 03/01/14	3,000	3,458,580
Wake County (GO)
4.500%, 03/01/13	7,800	8,560,032
Wake County (GO) Series C
5.000%, 03/01/15	1,400	1,612,996

TOTAL NORTH CAROLINA		52,898,781

OHIO — (4.9%)
Cincinnati City School District (GO) (AGM)
5.000%, 06/01/12	2,995	3,248,467
Cincinnati City School District (GO) (FSA)
5.000%, 12/01/13	11,730	13,270,736
City of Columbus (GO) Series 2
5.000%, 07/01/13	3,000	3,354,900
5.000%, 07/01/14	4,605	5,247,904
City of Columbus (GO) Series A
5.000%, 06/15/12	3,875	4,214,993
City of Columbus (GO) Series D
5.000%, 12/15/13	575	650,026
Ohio State (GO)
5.500%, 11/01/12	8,615	9,561,099
5.000%, 05/01/14	5,000	5,644,050
Ohio State (GO) Series C
5.000%, 09/15/14	3,105	3,531,068
Ohio State (GO) Series D
5.000%, 09/15/14	3,800	4,321,436

28

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

OHIO — (Continued)
Ohio State (GO) Series E
5.000%, 09/15/11	$10,470	$11,094,954

TOTAL OHIO		64,139,633

PENNSYLVANIA — (2.8%)
Commonwealth of Pennsylvania (GO) First Series
5.000%, 08/01/11	13,000	13,726,570
Commonwealth of Pennsylvania (GO) First Series (MBIA)
5.250%, 02/01/13	5,755	6,394,208
Commonwealth of Pennsylvania (GO) First Series A
5.000%, 11/01/10	3,000	3,068,520
Commonwealth of Pennsylvania (GO) Series A
5.000%, 02/15/14	9,000	10,145,430
Commonwealth of Pennsylvania (GO) THIRD Series
5.000%, 09/01/12	2,800	3,063,200

TOTAL PENNSYLVANIA		36,397,928

RHODE ISLAND — (1.1%)
Rhode Island State & Providence Plantations (GO) Series B
5.000%, 08/01/12	5,200	5,656,872
5.000%, 08/01/13	4,700	5,235,424
Rhode Island State (GO) Series C (AGM)
5.000%, 02/15/15	3,385	3,843,769

TOTAL RHODE ISLAND		14,736,065

SOUTH CAROLINA — (0.2%)
Beaufort County School District (GO) Series B (SCSDE)
5.000%, 03/01/14	2,795	3,159,244

TENNESSEE — (2.5%)
Hamilton County (GO)
5.000%, 03/01/11	5,700	5,915,973
5.000%, 03/01/12	5,095	5,483,239
3.000%, 03/01/13	1,550	1,633,374
Knox County (GO)
5.500%, 04/01/14	6,300	7,254,954
Shelby County (GO)
5.000%, 04/01/14	8,345	9,425,093

	Face Amount	Value†
	(000)

TENNESSEE — (Continued)
Tennessee State (GO) Series A
5.000%, 05/01/14	$3,000	$3,415,050

TOTAL TENNESSEE		33,127,683

TEXAS — (14.4%)
Arlington Independent School District (GO)
5.000%, 02/15/14	5,885	6,647,873
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/14	6,895	7,882,364
City of Dallas (GO)
5.000%, 02/15/14	4,585	5,170,321
5.000%, 02/15/14	8,770	9,889,578
5.000%, 02/15/15	9,100	10,386,831
City of Dallas (RB) (AMBAC)
5.000%, 10/01/12	13,985	15,304,205
5.000%, 10/01/13	7,605	8,531,213
City of San Antonio (GO)
5.375%, 02/01/15	5,975	6,920,305
City of San Antonio (RB) (NATL-RE FGIC)
5.000%, 05/15/12	7,000	7,544,460
City of San Antonio (RB) Series A
5.500%, 02/01/11	2,000	2,075,020
5.250%, 02/01/14	8,890	10,097,529
County of Fort Bend (GO) (NATL-RE)
5.000%, 03/01/13	2,110	2,329,334
Dallas Area Rapid Transit (RB) (FGIC)
5.000%, 12/01/12	10,475	11,570,161
Dallas Waterworks & Sewer System (RB) (AMBAC)
5.000%, 10/01/14	9,000	10,198,080
Fort Worth Independent School District (GO)
5.000%, 02/15/13	8,025	8,876,452
Katy Independent School District (GO) Series A
5.000%, 02/15/12	7,465	8,037,939
North Texas Municipal Water District (RB)
5.000%, 09/01/14	605	686,766
San Marcos Consolidated Independent School District (GO) (PSF-GTD)
5.250%, 08/01/14	3,195	3,693,740

29

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

TEXAS — (Continued)
5.500%, 08/01/14	$4,200	$4,898,670
Socorro Independent School District (GO) (PSF-GTD)
5.250%, 08/15/14	2,270	2,620,352
Texas A&M University (RB) Series B
5.000%, 05/15/12	3,975	4,308,463
Texas Public Finance Authority (GO) Series A
5.000%, 10/01/12	1,500	1,645,260
Texas State (GO)
5.000%, 10/01/12	3,000	3,290,520
Texas State Transportation Commission (RB)
4.000%, 04/01/13	1,500	1,617,330
5.000%, 04/01/14	5,870	6,646,425
Travis County (GO)
5.000%, 03/01/12	3,375	3,635,348
University of Texas (RB) Series A
5.000%, 08/15/12	3,500	3,829,420
5.000%, 07/01/14	5,250	6,017,182
University of Texas (RB) Series B
5.250%, 08/15/12	2,730	3,002,318
5.250%, 08/15/13	3,850	4,356,275
University of Texas (RB) Series D
5.000%, 08/15/12	1,815	1,985,828
Williamson County (GO) (NATL-RE)
5.000%, 02/15/14	5,000	5,636,350

TOTAL TEXAS		189,331,912

UTAH — (1.8%)
Salt Lake County (GO)
5.000%, 06/15/12	10,060	10,958,157
Utah State (GO) Series A
5.000%, 07/01/12	6,440	7,027,006
Utah State (GO) Series B
4.000%, 07/01/13	4,700	5,126,102

TOTAL UTAH		23,111,265

VIRGINIA — (4.5%)
Fairfax County (GO) Series A
5.000%, 04/01/13	9,975	11,111,651
5.000%, 04/01/14	9,375	10,657,125
Loudoun County (GO) Series B
4.000%, 11/01/12	1,000	1,076,640
5.000%, 12/01/13	5,285	5,981,193

	Face Amount	Value†
	(000)

VIRGINIA — (Continued)
Virginia Commonwealth Transportation Board (RB)
5.000%, 10/01/11	$1,940	$2,060,416
5.000%, 09/27/12	4,040	4,436,526
Virginia State Public School Authority (GO)
5.250%, 08/01/13	6,385	7,195,256
Virginia State Public School Authority (RB) Series B
5.000%, 08/01/11	9,595	10,125,028
5.000%, 08/01/13	5,505	6,160,040

TOTAL VIRGINIA		58,803,875

WASHINGTON — (5.7%)
City of Seattle (GO)
5.000%, 05/01/14	8,300	9,393,110
City of Seattle (RB) (FSA)
5.000%, 08/01/12	1,500	1,631,100
King County School District (GO) (NATL-RE SCH BD GTY)
5.000%, 12/01/13	1,500	1,689,735
King County School District No. 1 Seattle (GO) (SCH BD GTY)
5.000%, 12/01/13	15,000	16,975,950
Snohomish County Public Utility (RB) Series B
5.250%, 12/01/10	11,000	11,305,250
Washington State (GO) (FSA)
5.000%, 07/01/14	5,145	5,856,605
Washington State (GO) Series C
5.000%, 02/01/14	6,895	7,758,392
5.000%, 01/01/15	6,100	6,947,351
Washington State (GO) Series D
5.000%, 01/01/14	3,330	3,739,224
Washington State (GO) Series R
5.000%, 01/01/15	7,960	9,065,724

TOTAL WASHINGTON		74,362,441

WEST VIRGINIA — (0.3%)
West Virginia State (GO) (NATL-RE FGIC)
5.000%, 06/01/12	3,300	3,576,408

WISCONSIN — (2.2%)
Wisconsin State (GO) Series 1 (MBIA)
5.500%, 05/01/11	16,000	16,794,720

30

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

WISCONSIN — (Continued)
Wisconsin State (GO) Series A
5.000%, 05/01/12	$6,760	$7,306,478
Wisconsin State (RB) Series B (AMBAC)
5.000%, 07/01/12	3,775	4,095,309

TOTAL WISCONSIN		28,196,507

TOTAL MUNICIPAL BONDS		1,284,797,185

	Shares	Value†

TEMPORARY CASH INVESTMENTS — (2.0%)
BlackRock Liquidity Funds MuniFund - Institutional Shares	26,409,007	$26,409,007

TOTAL INVESTMENTS — (100.0%)
(Cost $1,289,153,042)		$1,311,206,192

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,284,797,185	—	$1,284,797,185
Temporary Cash Investments	$26,409,007	—	—	26,409,007

TOTAL	$26,409,007	$1,284,797,185	—	$1,311,206,192

See accompanying Notes to Financial Statements.

31

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (95.6%)
CALIFORNIA — (95.6%)
Anaheim Public Financing Authority (RB)
4.500%, 08/01/13	$1,000	$1,085,210
4.000%, 08/01/14	550	587,999
Anaheim Union High School District (GO) (AGM)
5.000%, 08/01/14	800	885,712
Anaheim Union High School District (GO) Series A (AGM)
5.000%, 08/01/12	1,275	1,396,571
Anaheim Union High School District (RB) (AGM)
5.000%, 08/01/13	700	778,806
Bay Area Toll Authority (RB) (FGIC)
5.125%, 04/01/11	1,535	1,601,496
Bay Area Toll Authority (RB) Series F
5.000%, 04/01/13	775	856,964
5.000%, 04/01/15	495	562,315
Berryessa Union School District (GO) Series B (FSA)
5.375%, 08/01/11	1,205	1,292,097
Calaveras County Water District (RB) (NATL-RE)
5.000%, 09/01/11	700	735,154
California Educational Facilities Authority (RB) Series A
5.000%, 04/01/13	2,250	2,507,085
California Educational Facilities Authority (RB) Series P
5.250%, 12/01/13	925	1,058,052
California Educational Facilities Authority (RB) Series T-4
5.000%, 03/15/14	3,890	4,417,640
California Infrastructure & Economic Development Bank (RB) (FSA)
5.250%, 07/01/13	2,000	2,264,020
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC)
5.000%, 10/01/10	3,180	3,239,848
California State (GO)
5.250%, 09/01/10	550	557,760

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
5.000%, 10/01/10	$2,000	$2,033,440
4.000%, 02/01/11	1,000	1,022,540
5.250%, 03/01/11	800	828,232
5.000%, 04/01/11	3,000	3,108,990
5.000%, 06/01/11	500	521,275
5.000%, 10/01/11	2,215	2,334,167
5.000%, 02/01/12	600	638,682
5.000%, 04/01/12	1,500	1,604,700
5.000%, 02/01/14	770	851,035
5.000%, 03/01/14	800	885,688
5.000%, 03/01/14	2,850	3,155,263
5.000%, 04/01/14	555	615,478
5.000%, 04/01/14	1,750	1,940,697
5.000%, 05/01/14	5,075	5,637,361
5.000%, 06/01/14	3,065	3,410,119
5.000%, 08/01/14	1,480	1,649,342
6.000%, 02/01/15	950	1,099,986
5.000%, 03/01/15	3,900	4,347,720
California State (GO) (NATL-RE FGIC)
5.000%, 03/01/14	1,565	1,732,627
California State Department of Transportation (RB) Series A (NATL-RE)
5.000%, 02/01/11	1,125	1,163,306
California State Department of Water Resources (RB)
5.500%, 12/01/13	1,075	1,239,013
California State Department of Water Resources (RB) (NATL-RE)
5.000%, 12/01/14	500	576,570
California State Department of Water Resources (RB) Series AE
5.000%, 12/01/14	575	665,534
California State Department of Water Resources Power Supply (RB) (ETM) Series A
5.125%, 05/01/12	1,850	2,031,596
California State Department of Water Resources Power Supply (RB) Series A
5.500%, 05/01/10	500	500,000

32

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
California State Department of Water Resources Power Supply (RB) Series A (AGM)
5.250%, 05/01/11	$1,450	$1,518,295
5.250%, 05/01/12	2,000	2,173,180
California State Department of Water Resources Power Supply (RB) Series A (NATL-RE)
5.000%, 05/01/11	1,000	1,044,640
California State Department of Water Resources Power Supply (RB) Series AE
5.000%, 12/01/13	1,440	1,634,558
California State Economic Recovery (GO) (ETM) Series A
5.000%, 07/01/11	25	26,259
5.000%, 07/01/11	775	816,703
5.000%, 07/01/12	1,155	1,262,357
5.000%, 07/01/12	1,320	1,429,349
5.250%, 07/01/13	1,965	2,185,453
5.250%, 07/01/13	1,845	2,088,558
5.250%, 07/01/14	95	109,963
California State Economic Recovery (GO) Series A
5.000%, 01/01/11	3,500	3,602,445
3.500%, 07/01/11	1,075	1,110,582
5.000%, 07/01/11	1,000	1,050,350
5.250%, 07/01/12	625	680,094
5.250%, 07/01/14	740	837,317
California State Public Works Board of Regents University California (RB) Series A
5.000%, 03/01/14	860	959,837
California State University (RB) Series A
3.000%, 11/01/12	500	522,130
4.000%, 11/01/12	545	582,447
4.000%, 11/01/12	1,000	1,071,260
Chabot-Las Positas Community College District (GO) (AMBAC)
5.000%, 08/01/11	1,010	1,064,500
Charter Oak Unified School District (GO) Series B (FSA)
5.000%, 07/01/13	2,805	3,153,577
Chino Basin Regional Financing Authority (RB)
5.900%, 08/01/11	810	858,009

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
City & County of San Francisco (GO) Series A (AMBAC)
5.000%, 06/15/12	$1,600	$1,738,976
City & County of San Francisco (GO) Series R-1 (FGIC)
5.000%, 06/15/12	3,855	4,193,238
City & County of San Francisco (GO) Series R2 (AMBAC)
4.000%, 06/15/12	665	708,877
City & County of San Francisco Public Utilities Commission (RB) Series A (FSA)
5.000%, 11/01/12	4,810	5,291,770
City of Folsom (GO)
4.000%, 08/01/14	1,285	1,390,010
City of Los Angeles (GO) (MBIA)
4.000%, 09/01/10	1,000	1,011,840
City of Los Angeles (GO) Series A
2.500%, 09/01/13	2,500	2,582,350
City of Los Angeles (GO) Series A (MBIA)
5.000%, 09/01/12	1,165	1,273,380
City of Los Angeles (GO) Series A (NATL-RE)
5.250%, 09/01/14	1,000	1,143,720
City of Los Angeles (RB) Series A
4.000%, 06/01/12	815	852,319
5.000%, 06/01/13	1,300	1,412,385
City of Vernon (RB) Series A
3.500%, 08/01/12	1,550	1,611,349
5.250%, 08/01/14	1,000	1,112,900
Contra Costa Community College District (GO) (NATL-RE FGIC)
5.000%, 08/01/13	1,905	2,135,543
5.000%, 08/01/14	1,985	2,266,612
Desert Sands Unified School District (GO) (AGM)
5.000%, 06/01/14	3,275	3,748,467
5.000%, 06/01/14	600	686,742
East Bay Regional Park District (GO)
4.000%, 09/01/13	1,375	1,500,950
El Camino Community College District (GO) Series A (MBIA)
5.000%, 08/01/13	2,915	3,281,678
5.000%, 08/01/13	3,060	3,444,917

33

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
El Camino Community College District (GO) Series A (NATL-RE)
5.000%, 08/01/13	$1,600	$1,801,264
El Monte Union High School District (GO) Series A (FSA)
5.000%, 06/01/13	2,185	2,445,933
Escondido Union School District (GO) Series A
5.000%, 08/01/12	3,045	3,335,341
Escondido Union School District (GO) Series B (NATL-RE FGIC)
5.500%, 08/01/14	550	619,965
Foothill-De Anza Community College District (GO) Series B
5.250%, 08/01/13	2,000	2,267,460
5.250%, 08/01/13	3,675	4,166,458
Fremont Union High School District (GO) (MBIA)
4.000%, 09/01/11	750	782,917
Fresno (RB) Series A-1 (AMBAC)
6.250%, 09/01/10	300	304,881
Grossmont Union High School District (GO) (NATL-RE)
4.000%, 08/01/13	500	541,345
Hacienda La Puente Unified School District (GO) Series B
5.000%, 08/01/13	4,340	4,885,929
Hemet Unified School District (GO) Series A (AGM)
5.750%, 08/01/14	500	570,575
Industry Public Facilities Authority (TAN) (MBIA)
4.500%, 05/01/10	700	700,000
Kern High School District (GO) Series C (NATL-RE FGIC)
5.500%, 08/01/14	650	729,892
Long Beach Bond Finance Authority (TAN) (AMBAC)
5.375%, 08/01/12	1,585	1,743,706
Long Beach Unified School District (GO)
4.000%, 08/01/12	500	534,965
Long Beach Unified School District (GO) Series A
5.000%, 08/01/13	2,000	2,238,660

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
4.000%, 08/01/14	$2,335	$2,560,724
5.000%, 08/01/14	1,000	1,137,460
Los Angeles Community College District (GO) Series A (AGM)
5.250%, 08/01/13	825	929,973
Los Angeles Community College District (GO) Series A (FSA)
5.250%, 08/01/14	4,000	4,581,800
Los Angeles Community College District (GO) Series F-1
3.250%, 08/01/14	2,300	2,437,425
Los Angeles Convention & Exhibit Center Authority (RB) Series A
6.125%, 08/15/11	1,500	1,576,260
Los Angeles County Metropolitan Transportation Authority (GO) (AMBAC)
5.000%, 07/01/14	500	567,425
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A (FSA)
5.000%, 07/01/11	2,500	2,659,425
Los Angeles County Metropolitan Transportation Authority (RB) Series A
4.000%, 07/01/11	750	775,515
3.000%, 07/01/12	3,340	3,493,774
3.000%, 07/01/13	1,750	1,845,568
Los Angeles County Metropolitan Transportation Authority (RB) Series C (AMBAC)
6.000%, 07/01/11	580	614,406
Los Angeles County Sanitation Districts Financing Authority (RB) Series A (FSA)
5.000%, 10/01/12	5,000	5,462,900
Los Angeles Department of Water & Power (RB) Series A-1 (MBIA)
5.000%, 07/01/11	460	482,719
Los Angeles Municipal Improvement Corp. (RB) Series A (NATL-RE)
5.250%, 06/01/12	1,050	1,133,622
Los Angeles Municipal Improvement Corp. (RB) Series C
3.000%, 09/01/13	730	756,200

34

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
Los Angeles Unified School District (GO)
5.500%, 07/01/11	$800	$845,064
Los Angeles Unified School District (GO) (AMBAC)
5.000%, 07/01/11	175	183,748
Los Angeles Unified School District (GO) (MBIA)
5.500%, 07/01/12	800	874,048
Los Angeles Unified School District (GO) (NATL-RE)
5.750%, 07/01/14	1,480	1,701,482
Los Angeles Unified School District (GO) Series A (FGIC)
6.000%, 07/01/11	1,000	1,062,080
Los Angeles Unified School District (GO) Series A (MBIA)
5.250%, 07/01/12	3,600	3,914,100
Los Angeles Unified School District (GO) Series B
4.000%, 07/01/13	950	1,020,480
Los Angeles Unified School District (GO) Series C (AMBAC)
5.000%, 07/01/12	1,000	1,081,940
Los Angeles Wastewater System (RB) Series A
4.000%, 06/01/12	1,000	1,062,640
5.000%, 06/01/14	2,000	2,251,860
Los Angeles Wastewater System (RB) Series C (NATL-RE)
5.375%, 06/01/13	600	672,816
Manteca Unified School District (GO) (AGM)
5.250%, 08/01/14	500	580,290
Metropolitan Water District of Southern California (GO) Series B
4.000%, 03/01/11	500	515,055
Metropolitan Water District of Southern California (RB) Series B
3.750%, 07/01/11	3,000	3,112,200
Mount San Antonio Community College District (GO) Series C (AGM)
4.000%, 09/01/14	750	818,955

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
Mountain View-Whisman School District (GO) Series D (MBIA)
5.000%, 06/01/12	$1,480	$1,626,890
Norwalk Redevelopment Agency (TAN) Series A (MBIA)
4.000%, 10/01/10	670	677,672
Orange County (RB) Series A (MBIA)
5.000%, 06/01/12	730	789,736
Oxnard School District (GO) (FSA)
5.000%, 08/01/12	610	665,876
Pasadena Unified School District (GO) (FSA)
5.000%, 11/01/12	2,000	2,188,900
Piedmont Unified School District (GO)
2.000%, 08/01/13	725	738,028
2.000%, 08/01/14	340	342,343
Sacramento Municipal Utility District (RB) Series U (AGM)
5.000%, 08/15/14	1,000	1,127,640
Sacramento Regional County Sanitation District (GO) (AMBAC)
5.000%, 12/01/14	3,790	4,370,401
Sacramento Regional County Sanitation District (RB) (NATL-RE)
5.000%, 08/01/14	750	844,890
San Diego County Water Authority (CP) Series A (NATL-RE FGIC)
5.250%, 05/01/13	795	882,315
San Diego Public Facilities Financing Authority (GO) Series A
4.500%, 05/15/14	1,415	1,561,042
San Diego Public Facilities Financing Authority (RB) Series A
2.750%, 05/15/11	1,150	1,171,356
2.750%, 05/15/12	1,655	1,708,258
San Diego Public Facilities Financing Authority (RB) Series B
5.000%, 05/15/14	1,000	1,126,690
San Diego Unified School District (GO) Series F (FSA)
5.000%, 07/01/14	1,555	1,780,879

35

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
San Francisco Bay Area Transit Financing Authority (RB)
6.750%, 07/01/11	$795	$850,252
San Francisco Community College District (GO) Series C
3.000%, 06/15/14	930	982,359
San Jose Unified School District (GO) (FGIC)
5.000%, 08/01/11	1,300	1,369,823
5.000%, 08/01/12	5,000	5,434,650
San Jose Unified School District (GO) (NATL-RE FGIC)
5.000%, 08/01/14	510	577,641
San Leandro Unified School District (GO) Series A (FSA)
6.000%, 08/01/10	615	623,389
San Marino Unified School District (GO) Series A
5.250%, 07/01/14	500	565,970
San Mateo County Community College District (GO) Series A
4.500%, 09/01/13	2,000	2,208,780
Santa Clara Unified School District (GO)
4.000%, 07/01/13	915	991,714
Sonoma County (RB) Series A (FGIC)
4.000%, 09/01/12	1,950	2,094,202
Southern California Public Power Authority (RB) Series A (AMBAC)
5.000%, 07/01/13	1,545	1,734,417
Southwestern Community College District (GO) Series B
5.250%, 08/01/12	750	813,585

	Face Amount	Value†
	(000)

CALIFORNIA — (Continued)
Stockton Unified School District (GO) (AGM)
4.000%, 08/01/12	$700	$736,946
Torrance Unified School District (GO)
4.000%, 08/01/13	830	894,524
University of California (RB) Series A (AMBAC)
5.000%, 05/15/11	1,140	1,191,802
University of California (RB) Series E (MBIA)
5.000%, 05/15/13	1,560	1,734,268
University of California (RB) Series J (MBIA)
5.000%, 05/15/12	450	486,612
University of California (RB) Series K (MBIA)
5.000%, 05/15/12	500	540,680
William S Hart Joint School Financing Authority (RB) (AMBAC)
5.000%, 09/01/12	900	960,093

TOTAL MUNICIPAL BONDS		263,365,844

	Shares

TEMPORARY CASH INVESTMENTS — (4.4%)
BlackRock Liquidity Funds California Money Fund - Institutional Shares	12,256,301	12,256,301

TOTAL INVESTMENTS — (100.0%)
(Cost $270,832,879)		$275,622,145

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$263,365,844	—	$263,365,844
Temporary Cash Investments	$12,256,301	—	—	12,256,301

TOTAL	$12,256,301	$263,365,844	—	$275,622,145

See accompanying Notes to Financial Statements.

36

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face Amount	Value†
	(000)

AGENCY OBLIGATIONS — (4.2%)
Federal Farm Credit Bank
2.625%, 04/17/14	$5,000	$5,081,130
Federal Home Loan Bank
1.625%, 03/16/11	6,600	6,659,710
Federal Home Loan Mortgage Corporation
3.250%, 02/25/11	4,500	4,592,250
Federal National Mortgage Association
2.625%, 11/20/14	7,000	7,057,981

TOTAL AGENCY OBLIGATIONS		23,391,071

BONDS — (93.9%)
Abbott Laboratories
5.600%, 05/15/11	600	629,789
Adobe Systems, Inc.
3.250%, 02/01/15	3,000	3,034,137
Aetna, Inc.
5.750%, 06/15/11	1,600	1,675,899
African Development Bank
1.875%, 01/23/12	1,000	1,013,260
3.000%, 05/27/14	7,000	7,178,199
Agence Francaise de Developpement
2.250%, 05/22/12	2,000	2,032,660
Alcoa, Inc.
6.000%, 01/15/12	1,000	1,054,596
5.375%, 01/15/13	470	498,440
Allied Waste North America, Inc.
6.375%, 04/15/11	1,100	1,151,400
Allstate Corp. (The)
7.500%, 06/15/13	2,100	2,408,876
6.200%, 05/16/14	1,500	1,684,353
Altria Group, Inc.
7.750%, 02/06/14	3,000	3,458,088
American Express Credit Corp.
5.875%, 05/02/13	1,000	1,093,300
7.300%, 08/20/13	1,800	2,051,512
Amgen, Inc.
4.850%, 11/18/14	3,000	3,277,629
Anadarko Petroleum Corp.
5.000%, 10/01/12	110	117,583
7.625%, 03/15/14	1,500	1,746,982
Analog Devices, Inc.
5.000%, 07/01/14	1,500	1,592,810
Anheuser-Busch Cos., Inc.
6.000%, 04/15/11	300	313,408

	Face Amount	Value†
	(000)

5.000%, 01/15/15	$2,000	$2,149,352
Apache Corp.
6.000%, 09/15/13	1,100	1,234,890
Appalachian Power Co.
5.650%, 08/15/12	600	646,736
Archer-Daniels-Midland Co.
7.125%, 03/01/13	800	903,876
Arizona Public Service Co.
6.500%, 03/01/12	600	647,191
Asian Development Bank
2.625%, 02/09/15	3,000	3,020,571
Assurant, Inc.
5.625%, 02/15/14	3,000	3,167,190
AT&T, Inc.
6.700%, 11/15/13	2,700	3,091,530
Atmos Energy Corp.
7.375%, 05/15/11	800	849,223
Australia & New Zealand Banking Group, Ltd.
5.125%, 11/14/11	2,400	2,526,612
Austria Government International Bond
5.500%, 02/22/12	3,020	3,252,552
AutoZone, Inc.
5.875%, 10/15/12	1,760	1,900,680
Avon Products, Inc.
5.125%, 01/15/11	1,100	1,134,485
Baker Hughes, Inc.
6.500%, 11/15/13	1,870	2,148,220
Bank of America Corp.
5.375%, 09/11/12	3,100	3,295,542
Bank of New York Mellon Corp. (The)
4.950%, 11/01/12	2,500	2,709,000
4.300%, 05/15/14	2,000	2,130,560
Bank of Nova Scotia
3.400%, 01/22/15	2,000	2,025,974
Barclays Bank P.L.C.
5.450%, 09/12/12	2,700	2,910,692
5.200%, 07/10/14	2,000	2,145,098
Baxter International, Inc.
4.000%, 03/01/14	1,600	1,690,123
BB&T Corp.
3.850%, 07/27/12	500	522,150
5.700%, 04/30/14	3,000	3,296,253
Bear Stearns Cos. LLC (The)
5.500%, 08/15/11	1,600	1,684,736

37

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

Belgium Government International Bond
4.250%, 09/03/13	$1,000	$1,072,191
BHP Billiton Finance USA, Ltd.
5.125%, 03/29/12	600	642,185
5.500%, 04/01/14	2,000	2,222,266
Black & Decker Corp.
7.125%, 06/01/11	1,430	1,517,290
Black Hills Corp.
6.500%, 05/15/13	1,500	1,621,965
BlackRock, Inc.
3.500%, 12/10/14	3,000	3,087,066
Block Financial LLC
5.125%, 10/30/14	1,000	1,047,652
Boeing Co. (The)
5.000%, 03/15/14	2,675	2,919,736
BP Capital Markets P.L.C.
3.125%, 03/10/12	3,500	3,623,893
3.750%, 06/17/13	2,500	2,631,375
5.250%, 11/07/13	1,000	1,104,013
Bristol-Myers Squibb Co.
5.250%, 08/15/13	2,000	2,207,274
Brown-Forman Corp.
5.000%, 02/01/14	1,510	1,645,452
Burlington Northern Santa Fe LLC
5.900%, 07/01/12	1,100	1,194,370
Caisse d’Amortissement de la Dette Sociale
4.125%, 12/09/11	1,400	1,468,859
3.500%, 07/01/14	5,800	6,043,310
Campbell Soup Co.
4.875%, 10/01/13	3,100	3,401,822
Canadian National Railway Co.
4.400%, 03/15/13	600	638,302
Canadian Natural Resources, Ltd.
5.150%, 02/01/13	3,000	3,229,815
Capital One Financial Corp.
7.375%, 05/23/14	3,000	3,467,292
Caterpillar Financial Services Corp.
6.200%, 09/30/13	1,966	2,220,741
CenterPoint Energy Resources Corp.
7.875%, 04/01/13	600	688,200
Charles Schwab Corp. (The)
4.950%, 06/01/14	3,000	3,225,459
CIGNA Corp.
6.375%, 10/15/11	1,000	1,064,561

	Face Amount	Value†
	(000)

Cisco Systems, Inc.
5.250%, 02/22/11	$1,100	$1,140,580
Citigroup, Inc.
6.000%, 02/21/12	1,100	1,166,676
6.500%, 08/19/13	3,000	3,245,301
CNA Financial Corp.
6.000%, 08/15/11	1,000	1,034,641
Coca-Cola Co. (The)
3.625%, 03/15/14	1,500	1,576,478
Coca-Cola Enterprises, Inc.
7.375%, 03/03/14	2,100	2,473,571
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	600	696,917
Comcast Corp.
5.300%, 01/15/14	1,000	1,090,391
Commonwealth Bank of Australia
4.750%, 01/27/11	1,800	1,848,139
2.500%, 12/10/12	1,400	1,429,394
2.700%, 11/25/14	2,000	1,994,000
ConAgra Foods, Inc.
6.750%, 09/15/11	800	855,614
ConocoPhillips
4.750%, 02/01/14	1,600	1,743,077
Consolidated Edison Co. of New York, Inc.
3.850%, 06/15/13	600	627,040
Council Of Europe Development Bank
4.500%, 06/30/14	2,000	2,155,916
2.750%, 02/10/15	2,000	2,023,092
Credit Suisse
5.000%, 05/15/13	2,500	2,690,168
Credit Suisse USA, Inc.
5.125%, 01/15/14	500	538,420
CSX Corp.
6.750%, 03/15/11	600	628,492
5.500%, 08/01/13	500	544,125
CVS Caremark Corp.
5.750%, 08/15/11	600	633,591
4.875%, 09/15/14	1,000	1,073,538
Dell, Inc.
4.700%, 04/15/13	600	649,572
5.625%, 04/15/14	3,000	3,334,014
Detroit Edison Co. (The)
6.400%, 10/01/13	600	679,299
Deutsche Bank AG
4.875%, 05/20/13	1,100	1,180,879
3.875%, 08/18/14	500	516,924

38

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

Deutsche Telekom International Finance BV
5.250%, 07/22/13	$1,500	$1,615,058
4.875%, 07/08/14	1,000	1,059,272
Devon Energy Corp.
5.625%, 01/15/14	1,100	1,212,810
Diageo Capital P.L.C.
5.200%, 01/30/13	600	652,217
7.375%, 01/15/14	2,535	2,960,211
Dominion Resources, Inc.
5.000%, 03/15/13	600	647,380
Dover Corp.
6.500%, 02/15/11	1,100	1,149,697
Dow Chemical Co. (The)
6.000%, 10/01/12	1,500	1,635,474
5.900%, 02/15/15	1,000	1,096,849
DTE Energy Co.
7.625%, 05/15/14	1,000	1,154,070
Duke Energy Corp.
3.950%, 09/15/14	1,070	1,111,633
Duke Energy Ohio, Inc.
5.700%, 09/15/12	450	488,450
E.I. Du Pont de Nemours & Co.
5.875%, 01/15/14	600	672,613
3.250%, 01/15/15	2,000	2,041,872
Eaton Corp.
5.950%, 03/20/14	600	668,754
Eksportfinans
3.000%, 11/17/14	3,900	3,959,760
Eli Lilly & Co.
3.550%, 03/06/12	600	626,312
4.200%, 03/06/14	1,000	1,069,387
Emerson Electric Co.
5.625%, 11/15/13	480	537,728
Enbridge Energy Partners LP
4.750%, 06/01/13	800	837,448
EnCana Holdings Finance Corp.
5.800%, 05/01/14	1,500	1,666,264
Enterprise Products Operating LLC
7.625%, 02/15/12	1,500	1,648,410
9.750%, 01/31/14	600	735,196
5.000%, 03/01/15	1,000	1,066,895
European Investment Bank
3.125%, 06/04/14	2,000	2,063,182
2.750%, 03/23/15	3,000	3,001,500
Export Development Canada
2.375%, 03/19/12	1,000	1,024,927

	Face Amount	Value†
	(000)

Express Scripts, Inc.
5.250%, 06/15/12	$1,500	$1,606,587
Fortune Brands, Inc.
4.875%, 12/01/13	2,100	2,197,448
FPL Group Capital, Inc.
5.625%, 09/01/11	800	843,274
General Dynamics Corp.
5.250%, 02/01/14	1,100	1,217,148
General Electric Capital Corp.
4.800%, 05/01/13	1,000	1,070,271
3.750%, 11/14/14	3,000	3,075,327
General Mills, Inc.
6.000%, 02/15/12	600	649,453
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/13	2,100	2,285,795
Goldman Sachs Group, Inc. (The)
6.000%, 05/01/14	1,200	1,290,870
5.125%, 01/15/15	1,600	1,652,736
Halliburton Co.
5.500%, 10/15/10	600	613,937
Hartford Financial Services Group, Inc.
4.625%, 07/15/13	2,652	2,751,800
Hess Corp.
7.000%, 02/15/14	3,100	3,561,754
Hewlett-Packard Co.
6.125%, 03/01/14	3,100	3,523,265
Home Depot, Inc.
5.200%, 03/01/11	2,100	2,173,750
Honeywell International, Inc.
3.875%, 02/15/14	3,100	3,273,947
Husky Energy, Inc.
5.900%, 06/15/14	3,000	3,320,439
Hydro-Quebec
6.300%, 05/11/11	800	847,298
ICI Wilmington, Inc.
5.625%, 12/01/13	1,000	1,083,628
Instituto de Credito Oficial
5.375%, 07/02/12	8,500	9,092,543
International Bank for Reconstruction & Development
3.625%, 05/21/13	2,000	2,120,134
International Business Machines Corp.
6.500%, 10/15/13	1,500	1,721,478
Japan Finance Corp.
2.125%, 11/05/12	2,000	2,026,952
Jefferies Group, Inc.
5.875%, 06/08/14	3,000	3,189,171

39

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

John Deere Capital Corp.
7.000%, 03/15/12	$1,600	$1,771,976
Johnson Controls, Inc.
4.875%, 09/15/13	1,000	1,076,267
JPMorgan Chase & Co.
4.650%, 06/01/14	2,000	2,129,454
Kansas City Power & Light Co.
6.500%, 11/15/11	800	854,811
Kinder Morgan Energy Partners LP
7.125%, 03/15/12	500	547,000
5.850%, 09/15/12	600	652,428
5.000%, 12/15/13	2,000	2,160,526
Kohl’s Corp.
7.375%, 10/15/11	600	649,557
Kommunalbanken AS
5.125%, 05/30/12	1,500	1,616,800
Kommuninvest I Sverige
5.375%, 07/03/12	5,600	6,066,704
Koninklijke Philips Electronics NV
7.250%, 08/15/13	1,500	1,710,658
Kraft Foods, Inc.
6.250%, 06/01/12	2,100	2,301,054
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	1,900	1,966,380
4.000%, 10/15/13	3,000	3,199,857
4.750%, 05/15/14	1,000	1,088,818
4.125%, 10/15/14	2,000	2,111,314
Kroger Co. (The)
6.800%, 04/01/11	600	629,807
Lafarge SA
6.150%, 07/15/11	800	833,277
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 01/13/12	1,000	1,061,469
2.000%, 10/01/12	6,800	6,865,532
Landwirtschaftliche Rentenbank
1.875%, 09/24/12	4,000	4,041,868
4.125%, 07/15/13	1,800	1,921,270
Lowe’s Cos., Inc.
8.250%, 06/01/10	600	602,666
Marathon Oil Corp.
6.125%, 03/15/12	500	539,388
6.500%, 02/15/14	1,100	1,241,744
Marriott International, Inc.
4.625%, 06/15/12	1,100	1,142,989
Marsh & McLennan Cos., Inc.
6.250%, 03/15/12	600	644,451

	Face Amount	Value†
	(000)

McDonald’s Corp.
4.300%, 03/01/13	$600	$640,646
McKesson Corp.
6.500%, 02/15/14	1,600	1,799,456
Medtronic, Inc.
4.500%, 03/15/14	1,100	1,183,460
3.000%, 03/15/15	1,500	1,515,561
MetLife, Inc.
5.375%, 12/15/12	600	649,117
Microsoft Corp.
2.950%, 06/01/14	5,000	5,137,380
Molson Coors Capital Finance ULC
4.850%, 09/22/10	1,275	1,296,032
Monsanto Co.
7.375%, 08/15/12	700	789,477
Morgan Stanley
5.250%, 11/02/12	2,000	2,126,762
5.300%, 03/01/13	1,100	1,163,485
4.100%, 01/26/15	1,000	988,476
NASDAQ OMX Group, Inc. (The)
4.000%, 01/15/15	2,500	2,522,165
National Australia Bank, Ltd.
5.350%, 06/12/13	2,000	2,176,038
3.375%, 07/08/14	3,000	3,114,141
National City Corp.
4.900%, 01/15/15	524	557,750
National Rural Utilities Cooperative Finance Corp.
7.250%, 03/01/12	1,600	1,768,482
Nestle Holdings, Inc.
2.125%, 03/12/14	2,500	2,502,625
Network Rail Infrastructure Finance P.L.C.
2.000%, 01/17/12	2,600	2,639,463
Newell Rubbermaid, Inc.
4.000%, 05/01/10	170	170,000
Nisource Finance Corp.
6.150%, 03/01/13	1,000	1,092,625
Nomura Holdings , Inc.
5.000%, 03/04/15	3,000	3,131,637
Nordic Investment Bank
2.625%, 10/06/14	3,000	3,030,504
Nordstrom, Inc.
6.750%, 06/01/14	1,000	1,145,191
Norfolk Southern Corp.
8.625%, 05/15/10	600	601,265
Northern States Power Co.
8.000%, 08/28/12	800	916,550

40

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

Northern Trust Corp.
5.500%, 08/15/13	$2,000	$2,220,150
Northrop Grumman Corp.
3.700%, 08/01/14	1,500	1,550,698
Northrop Grumman Systems Corp.
7.125%, 02/15/11	800	837,949
Occidental Petroleum Corp.
7.000%, 11/01/13	1,600	1,864,218
Oesterreichischen Kontrollbank AG
3.125%, 10/14/11	1,900	1,960,760
4.750%, 11/08/11	1,800	1,889,492
4.750%, 10/16/12	3,800	4,093,060
ONEOK Partners LP
5.900%, 04/01/12	600	641,460
Ontario Electricity Financial Corp.
7.450%, 03/31/13	1,000	1,144,114
Ontario, Province of Canada
4.100%, 06/16/14	10,700	11,348,324
Oracle Corp.
4.950%, 04/15/13	1,100	1,197,079
3.750%, 07/08/14	2,000	2,099,288
PACCAR, Inc.
6.875%, 02/15/14	1,500	1,722,561
Pacific Gas & Electric Co.
4.800%, 03/01/14	1,900	2,051,734
Packaging Corp. of America
5.750%, 08/01/13	800	860,514
Panhandle Eastern Pipeline Co. LP
6.050%, 08/15/13	600	652,015
Pepco Holdings, Inc.
6.450%, 08/15/12	1,100	1,197,436
PepsiAmericas, Inc.
4.375%, 02/15/14	1,100	1,173,225
PepsiCo, Inc.
3.750%, 03/01/14	1,500	1,576,461
Philip Morris International, Inc.
4.875%, 05/16/13	1,100	1,188,506
6.875%, 03/17/14	1,900	2,194,147
Pitney Bowes, Inc.
4.625%, 10/01/12	800	852,615
3.875%, 06/15/13	2,500	2,634,595
Plains All American Pipeline LP
4.250%, 09/01/12	2,500	2,611,108
PNC Funding Corp.
5.125%, 12/14/10	600	615,901
5.400%, 06/10/14	500	542,088

	Face Amount	Value†
	(000)

Potash Corp. of Saskatchewan, Inc.
7.750%, 05/31/11	$600	$642,251
PPL Energy Supply LLC
6.300%, 07/15/13	600	664,897
5.400%, 08/15/14	900	967,674
Praxair, Inc.
6.375%, 04/01/12	1,200	1,312,885
4.375%, 03/31/14	1,500	1,609,352
Principal Financial Group, Inc.
7.875%, 05/15/14	760	864,291
Progress Energy, Inc.
7.100%, 03/01/11	600	628,980
Prudential Financial, Inc.
5.100%, 09/20/14	2,365	2,530,694
PSEG Power LLC
5.000%, 04/01/14	1,000	1,060,242
Rabobank Nederland
4.200%, 05/13/14	6,000	6,303,168
Reynolds American, Inc.
6.500%, 07/15/10	600	604,951
7.250%, 06/01/13	1,000	1,113,269
Royal Bank of Canada
5.650%, 07/20/11	2,200	2,323,158
RR Donnelley & Sons Co.
4.950%, 04/01/14	2,000	2,062,012
Ryder System, Inc.
5.000%, 06/15/12	900	946,410
6.000%, 03/01/13	600	644,947
Safeway, Inc.
4.950%, 08/16/10	600	607,357
5.800%, 08/15/12	500	547,008
5.625%, 08/15/14	1,000	1,097,487
Sara Lee Corp.
6.250%, 09/15/11	1,100	1,167,400
3.875%, 06/15/13	1,500	1,565,532
Saskatchewan, Province of Canada
7.375%, 07/15/13	5,000	5,824,225
Scottish Power, Ltd.
5.375%, 03/15/15	3,000	3,209,013
Smith International, Inc.
8.625%, 03/15/14	1,000	1,198,780
Southern California Edison Co.
5.750%, 03/15/14	800	895,384
Southern Co.
5.300%, 01/15/12	1,600	1,703,342
Southwest Airlines Co.
5.250%, 10/01/14	3,000	3,132,732

41

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)

Spectra Energy Capital LLC
5.668%, 08/15/14	$1,500	$1,625,892
St. Jude Medical, Inc.
3.750%, 07/15/14	2,000	2,071,428
State Street Corp.
4.300%, 05/30/14	3,000	3,173,076
SunTrust Banks, Inc.
5.250%, 11/05/12	3,100	3,287,782
Svensk Exportkredit
4.875%, 09/29/11	1,000	1,053,341
3.250%, 09/16/14	3,000	3,083,769
Tampa Electric Co.
6.375%, 08/15/12	600	654,952
Target Corp.
6.350%, 01/15/11	600	624,973
5.875%, 03/01/12	1,000	1,083,137
Time Warner Cable, Inc.
5.400%, 07/02/12	1,300	1,399,265
6.200%, 07/01/13	800	891,593
Total Capital SA
5.000%, 05/22/12	5,900	6,313,944
Toyota Motor Credit Corp.
4.250%, 06/27/11	2,500	2,574,295
TransCanada Pipelines, Ltd.
4.000%, 06/15/13	800	839,633
Transocean, Inc.
5.250%, 03/15/13	595	643,334
UBS AG
3.875%, 01/15/15	3,500	3,532,476
Unilever Capital Corp.
3.650%, 02/15/14	1,650	1,724,568
Union Pacific Corp.
6.650%, 01/15/11	1,100	1,142,305
United Technologies Corp.
6.100%, 05/15/12	1,600	1,748,931
UnitedHealth Group, Inc.
5.250%, 03/15/11	1,100	1,138,533
Valero Energy Corp.
6.875%, 04/15/12	1,600	1,737,680
4.500%, 02/01/15	2,000	2,052,274
Veolia Environnement
5.250%, 06/03/13	800	860,549
Verizon Communications, Inc.
4.350%, 02/15/13	600	638,083
5.250%, 04/15/13	2,500	2,732,002
Wal-Mart Stores, Inc.
7.250%, 06/01/13	1,000	1,160,857
3.200%, 05/15/14	6,000	6,213,084
2.875%, 04/01/15	4,000	4,029,112

	Face Amount	Value†
	(000)

Walt Disney Co. (The)
4.700%, 12/01/12	$500	$540,094
4.500%, 12/15/13	1,100	1,191,775
Waste Management, Inc.
6.375%, 11/15/12	655	726,012
5.000%, 03/15/14	258	276,586
Weatherford International, Ltd.
4.950%, 10/15/13	1,045	1,114,415
WellPoint Health Networks, Inc.
6.375%, 01/15/12	600	645,800
Wells Fargo Bank & Co.
5.250%, 10/23/12	2,600	2,800,416
Western Union Co. (The)
6.500%, 02/26/14	600	681,368
Westpac Securities NZ, Ltd.
3.450%, 07/28/14	1,000	1,037,000
WR Berkley Corp.
5.875%, 02/15/13	1,000	1,057,330
Yum! Brands, Inc.
8.875%, 04/15/11	820	874,193

TOTAL BONDS		523,252,618

TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $15,440,000 FNMA 6.00%, 10/01/38, valued at $10,525,948) to be repurchased at $10,368,164	10,368	10,368,000

TOTAL INVESTMENTS — (100.0%)
(Cost $541,458,978)		$557,011,689

42

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$23,391,071	—	$23,391,071
Bonds	—	523,252,618	—	523,252,618
Temporary Cash Investments	—	10,368,000	—	10,368,000

TOTAL	—	$557,011,689	—	$557,011,689

See accompanying Notes to Financial Statements.

43

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio

ASSETS:
Investments at Value (including $65,077, $380,883, $0, $0 and $858,411 of securities on loan, respectively)	$4,818,357	$4,412,344	$416,732	$1,031,409	$3,675,178
Temporary Cash Investments at Value & Cost	21,724	23,395	5,196	10,676	44,627
Collateral Received from Securities on Loan at Value & Cost	66,624	383,249	—	—	861,239
Foreign Currencies at Value	—	6,511	—	—	9
Cash	—	15	15	1	15
Receivables:
Investment Securities Sold	—	25,826	—	—	15,225
Interest	20,460	50,425	5,757	9,945	46,931
Securities Lending Income	3	14	—	—	36
Fund Shares Sold	6,499	6,060	639	1,461	8,497
Unrealized Gain on Forward Currency Contracts	—	19,485	812	—	5,551
Prepaid Expenses and Other Assets	79	70	10	13	41

Total Assets	4,933,746	4,927,394	429,161	1,053,505	4,657,349

LIABILITIES:
Payables:
Upon Return of Securities Loaned	66,624	383,249	—	—	861,239
Investment Securities Purchased	—	21,727	4,053	5,294	27,740
Fund Shares Redeemed	5,854	3,527	204	1,087	2,067
Due to Advisor	600	558	52	173	767
Unrealized Loss on Forward Currency Contracts	—	2,984	98	—	2,123
Accrued Expenses and Other Liabilities	423	375	16	104	303

Total Liabilities	73,501	412,420	4,423	6,658	894,239

NET ASSETS	$4,860,245	$4,514,974	$424,738	$1,046,847	$3,763,110

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,860,245; $4,514,974; $424,738; $1,046,847 and $3,763,110 and shares outstanding of 470,327,463; 442,314,181; 42,005,055; 96,575,022 and 333, 833, 965, respectively	$10.33	$10.21	$10.11	$10.84	$11.27

NUMBER OF SHARES AUTHORIZED	2,000,000,000	2,000,000,000	300,000,000	500,000,000	1,500,000,000

Investments at Cost	$4,811,143	$4,426,367	$413,260	$1,010,630	$3,634,081

Foreign Currencies at Cost	$—	$6,494	$—	$—	$9

NET ASSETS CONSIST OF:
Paid-In Capital	$4,836,596	$4,456,666	$416,523	$1,014,255	$3,534,596
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,547	8,925	2,971	4,414	23,185
Accumulated Net Realized Gain (Loss)	13,888	47,272	1,045	7,399	160,860
Net Unrealized Foreign Exchange Gain (Loss)	—	16,117	727	—	3,372
Net Unrealized Appreciation (Depreciation)	7,214	(14,006)	3,472	20,779	41,097

NET ASSETS	$4,860,245	$4,514,974	$424,738	$1,046,847	$3,763,110

See accompanying Notes to Financial Statements.

44

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate Government Fixed Income Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio	DFA Short-Term Extended Quality Portfolio

ASSETS:
Investments at Value	$1,663,389	$1,029,553	$1,284,797	$263,366	$546,644
Temporary Cash Investments at Value & Cost	12,395	11,101	26,409	12,256	10,368
Cash	—	1	—	245	16
Receivables:
Interest	23,696	5,174	16,683	3,354	7,544
Fund Shares Sold	8,182	2,470	1,322	180	1,922
Prepaid Expenses and Other Assets	6	7	11	15	18

Total Assets	1,707,668	1,048,306	1,329,222	279,416	566,512

LIABILITIES:
Payables:
Investment Securities Purchased	—	5,618	—	1,558	2,510
Fund Shares Redeemed	637	428	923	291	399
Due to Advisor	137	83	219	45	84
Accrued Expenses and Other Liabilities	127	57	88	17	16

Total Liabilities	901	6,186	1,230	1,911	3,009

NET ASSETS	$1,706,767	$1,042,120	$1,327,992	$277,505	$563,503

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,706,767; $1,042,120; $1,327,992; $277,505 and $563,503 and shares outstanding of 139,446,618; 93,003,836; 129,128,078; 26,878,030 and 52,808,900, respectively	$12.24	$11.21	$10.28	$10.32	$10.67

NUMBER OF SHARES AUTHORIZED	700,000,000	500,000,000	500,000,000	300,000,000	500,000,000

Investments at Cost	$1,564,366	$977,586	$1,262,744	$258,577	$531,091

NET ASSETS CONSIST OF:
Paid-In Capital	$1,594,614	$983,640	$1,303,926	$272,294	$545,824
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	11,718	5,767	2,030	422	1,426
Accumulated Net Realized Gain (Loss)	1,412	746	(17)	—	700
Net Unrealized Appreciation (Depreciation)	99,023	51,967	22,053	4,789	15,553

NET ASSETS	$1,706,767	$1,042,120	$1,327,992	$277,505	$563,503

See accompanying Notes to Financial Statements.

45

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
Investment Income
Interest	$ 20,084	$ 28,490	$3,587	$13,685	$ 50,745
Income from Securities Lending	155	336	—	—	317

Total Investment Income	20,239	28,826	3,587	13,685	51,062

Expenses
Investment Advisory Services Fees	1,169	1,064	268	1,025	4,348
Administrative Services Fees	2,339	2,129	—	—	—
Accounting & Transfer Agent Fees	269	248	32	67	205
Custodian Fees	22	95	13	5	90
Filing Fees	94	66	27	35	78
Shareholders’ Reports	78	80	3	25	71
Directors’/Trustees’ Fees & Expenses	—	—	2	6	19
Professional Fees	76	70	4	18	58
Other	70	64	5	19	53

Total Expenses	4,117	3,816	354	1,200	4,922

Net Investment Income (Loss)	16,122	25,010	3,233	12,485	46,140

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	14,540	16,910	956	7,492	42,933
Foreign Currency Transactions	—	30,515	117	—	123,299
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(11,685)	(52,003)	(491)	(7,518)	(141,475)
Translation of Foreign Currency Denominated Amounts	—	9,299	393	—	8,824

Net Realized and Unrealized Gain (Loss)	2,855	4,721	975	(26)	33,581

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 18,977	$ 29,731	$4,208	$12,459	$ 79,721

See accompanying Notes to Financial Statements.

46

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio	DFA Short-Term Extended Quality Portfolio
Investment Income
Interest	$32,855	$11,186	$12,485	$2,620	$ 7,899

Total Investment Income	32,855	11,186	12,485	2,620	7,899

Expenses
Investment Advisory Services Fees	789	444	1,260	247	459
Accounting & Transfer Agent Fees	97	59	80	24	37
Custodian Fees	7	4	6	1	8
Filing Fees	48	49	40	8	8
Shareholders’ Reports	29	14	16	3	2
Directors’/Trustees’ Fees & Expenses	9	5	7	1	3
Professional Fees	26	12	20	4	4
Offering Costs	—	—	—	—	13
Other	23	10	19	4	4

Total Expenses	1,028	597	1,448	292	538
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	—	(38)

Net Expenses	1,028	597	1,448	292	500

Net Investment Income (Loss)	31,827	10,589	11,037	2,328	7,399

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	1,581	1,520	—	—	725
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(4,017)	21,717	4,182	1,230	4,464

Net Realized and Unrealized Gain (Loss)	(2,436)	23,237	4,182	1,230	5,189

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,391	$33,826	$15,219	$3,558	$12,588

See accompanying Notes to Financial Statements.

47

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Government Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,122	$45,017	$25,010	$60,183	$3,233	$5,966	$12,485	$24,640
Net Realized Gain (Loss) on:
Investment Securities Sold	14,540	6,804	16,910	25,365	956	384	7,492	27,247
Foreign Currency Transactions	—	—	30,515	25,954	117	(15,821)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(11,685)	30,261	(52,003)	(6,521)	(491)	32,803	(7,518)	22,977
Translation of Foreign Currency Denominated Amounts	—	—	9,299	6,818	393	806	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	18,977	82,082	29,731	111,799	4,208	24,138	12,459	74,864

Distributions From:
Net Investment Income:
Institutional Class Shares	(16,904)	(72,237)	(51,442)	(137,717)	—	—	(12,100)	(25,750)
Net Short-Term Gains
Institutional Class Shares	—	—	—	—	—	—	(7,724)	—
Net Long-Term Gains:
Institutional Class Shares	—	—	(4,049)	—	(258)	—	—	—

Total Distributions	(16,904)	(72,237)	(55,491)	(137,717)	(258)	—	(19,824)	(25,750)

Capital Share Transactions (1):
Shares Issued	1,527,464	2,452,200 *	1,028,941	1,712,693 **	134,060	137,279	164,565	312,955
Shares Issued in Lieu of Cash Distributions	15,989	70,060	54,032	135,759	257	—	18,601	24,243
Shares Redeemed	(954,896)	(1,456,910)	(388,268)	(1,101,490)	(16,969)	(56,142)	(137,191)	(493,112)

Net Increase (Decrease) from Capital Share Transactions	588,557	1,065,350	694,705	746,962	117,348	81,137	45,975	(155,914)

Total Increase (Decrease) in Net Assets	590,630	1,075,195	668,945	721,044	121,298	105,275	38,610	(106,800)
Net Assets
Beginning of Period	4,269,615	3,194,420	3,846,029	3,124,985	303,440	198,165	1,008,237	1,115,037

End of Period	$4,860,245	$4,269,615	$4,514,974	$3,846,029	$424,738	$303,440	$1,046,847	$1,008,237

(1) Shares Issued and Redeemed:
Shares Issued	147,854	234,250	100,623	166,814	13,339	14,290	15,201	28,916
Shares Issued in Lieu of Cash Distributions	1,548	6,837	5,312	13,402	26	—	1,718	2,254
Shares Redeemed	(92,419)	(141,838)	(38,048)	(107,449)	(1,689)	(6,214)	(12,660)	(45,608)

Net Increase (Decrease) from Shares Issued and Redeemed	56,983	99,249	67,887	72,767	11,676	8,076	4,259	(14,438)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,547	$3,329	$8,925	$35,357	$2,971	$(262)	$4,414	$4,029

*	Includes $42,141 in capital contributions related to the liquidation of The DFA One-Year Fixed Income Series. See Organization note within the Notes to Financial Statements.
**	Includes $3,286 in capital contributions related to the liquidation of The DFA Two-Year Global Fixed Income Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

48

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Five-Year Global Fixed Income Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Inflation-Protected Securities Portfolio		DFA Short-Term Municipal Bond Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$46,140	$75,449	$31,827	$55,735	$10,589	$6,445	$11,037	$20,579
Net Realized Gain (Loss) on:
Investment Securities Sold	42,933	19,184	1,581	6,168	1,520	(774)	—	—
Foreign Currency Transactions	123,299	49,631	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(141,475)	87,483	(4,017)	71,964	21,717	77,881	4,182	22,482
Translation of Foreign Currency Denominated Amounts	8,824	(3,992)	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	79,721	227,755	29,391	133,867	33,826	83,552	15,219	43,061

Distributions From:
Net Investment Income:
Institutional Class Shares	(74,027)	(61,945)	(29,843)	(56,385)	(11,183)	(3,971)	(10,814)	(20,942)
Net Short-Term Gains:
Institutional Class Shares	—	—	(742)	—	—	(80)	—	—
Net Long-Term Gains:
Institutional Class Shares	—	—	(5,564)	(6,325)	—	(401)	—	—

Total Distributions	(74,027)	(61,945)	(36,149)	(62,710)	(11,183)	(4,452)	(10,814)	(20,942)

Capital Share Transactions (1):
Shares Issued	855,035	1,025,996	322,278	524,999	310,909	478,535	334,948	617,393
Shares Issued in Lieu of Cash Distributions.	68,577	57,682	33,410	58,792	10,877	4,435	10,487	20,381
Shares Redeemed	(386,983)	(1,347,958)	(126,318)	(419,307)	(76,419)	(159,707)	(190,107)	(483,552)

Net Increase (Decrease) from Capital Share Transactions	536,629	(264,280)	229,370	164,484	245,367	323,263	155,328	154,222

Total Increase (Decrease) in Net Assets	542,323	(98,470)	222,612	235,641	268,010	402,363	159,733	176,341
Net Assets
Beginning of Period	3,220,787	3,319,257	1,484,155	1,248,514	774,110	371,747	1,168,259	991,918

End of Period	$3,763,110	$3,220,787	$1,706,767	$1,484,155	$1,042,120	$774,110	$1,327,992	$1,168,259

(1) Shares Issued and Redeemed:
Shares Issued	76,417	92,928	26,477	42,884	28,297	46,497	32,504	60,500
Shares Issued in Lieu of Cash Distributions.	6,133	5,258	2,741	4,837	990	459	1,018	2,002
Shares Redeemed	(34,564)	(122,986)	(10,382)	(34,207)	(6,957)	(15,790)	(18,444)	(47,480)

Net Increase (Decrease) from Shares Issued and Redeemed	47,986	(24,800)	18,836	13,514	22,330	31,166	15,078	15,022

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$23,185	$51,072	$11,718	$9,734	$5,767	$6,361	$2,030	$1,807
See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA California Short-Term Municipal Bond Portfolio		DFA Short-Term Extended Quality Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Period March 4, 2009(a) to Oct. 31, 2009
	(Unaudited)		(Unaudited)

Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,328	$4,172	$7,399	$5,346
Net Realized Gain (Loss) on Investment Securities Sold	—	23	725	287
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,230	4,608	4,464	11,089

Net Increase (Decrease) in Net Assets Resulting from Operations	3,558	8,803	12,588	16,722

Distributions From:
Net Investment Income:
Institutional Class Shares	(2,260)	(4,257)	(7,024)	(4,322)
Net Short-Term Gains:
Institutional Class Shares	—	—	(312)	—

Total Distributions	(2,260)	(4,257)	(7,336)	(4,322)

Capital Share Transactions (1):
Shares Issued	92,598	124,576	215,929	377,923
Shares Issued in Lieu of Cash Distributions	2,223	4,153	7,245	4,280
Shares Redeemed	(29,388)	(103,416)	(43,398)	(16,128)

Net Increase (Decrease) from Capital Share Transactions	65,433	25,313	179,776	366,075

Total Increase (Decrease) in Net Assets	66,731	29,859	185,028	378,475
Net Assets
Beginning of Period	210,774	180,915	378,475	—

End of Period	$277,505	$210,774	$563,503	$378,475

(1) Shares Issued and Redeemed:
Shares Issued	8,965	12,194	20,374	36,989
Shares Issued in Lieu of Cash Distributions	215	407	684	414
Shares Redeemed	(2,847)	(10,148)	(4,094)	(1,558)

Net Increase (Decrease) from Shares Issued and Redeemed	6,333	2,453	16,964	35,845

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$422	$354	$1,426	$1,051

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$10.33		$10.17		$10.21		$10.20		$10.14		$10.20		$10.30

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.13	(A)	0.31	(A)	0.51	(A)	0.40	(A)	0.28		0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	—		0.25		(0.04)		0.01		0.06		(0.05)		(0.10)

Total From Investment Operations	0.04		0.38		0.27		0.52		0.46		0.23		0.15
Less Distributions
Net Investment Income	(0.04)		(0.22)		(0.31)		(0.51)		(0.40)		(0.29)		(0.25)
Net Realized Gains	—		—		—		—		—		—		—

Total Distributions	(0.04)		(0.22)		(0.31)		(0.51)		(0.40)		(0.29)		(0.25)
Net Asset Value, End of Period	$10.33		$10.33		$10.17		$10.21		$10.20		$10.14		$10.20

Total Return	0.37	%(C)	3.80%		2.68	%(C)	5.20%		4.58%		2.24%		1.08%
Net Assets, End of Period (thousands)	$4,860,245		$4,269,615		$3,194,420		$3,229,577		$2,418,551		$1,953,884		$1,738,574
Ratio of Expenses to Average Net Assets	0.18	%(B)	0.20	%**	0.18	%(B)(D)	0.18	%(D)	0.18	%(D)	0.19	%(D)	0.20	%(D)
Ratio of Net Investment Income to Average Net Assets	0.70	%(B)	1.26%		3.30	%(B)	4.96%		3.89%		2.78%		1.40%
Portfolio Turnover Rate	50	%(C)	2	%*	N/A		N/A		N/A		N/A		N/A

	DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$10.27		$10.36		$10.39		$10.17		$9.88		$9.92		$10.08

Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.19	(A)	0.39	(A)	0.27	(A)	0.07	(A)	0.31		0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02		0.18		(0.09)		0.24		0.36		(0.14)		(0.14)

Total From Investment Operations	0.08		0.37		0.30		0.51		0.43		0.17		0.11

Less Distributions
Net Investment Income	(0.13)		(0.46)		(0.33)		(0.29)		(0.14)		(0.21)		(0.27)
Net Realized Gains	(0.01)		—		—		—		—		—		—

Total Distributions	(0.14)		(0.46)		(0.33)		(0.29)		(0.14)		(0.21)		(0.27)

Net Asset Value, End of Period	$10.21		$10.27		$10.36		$10.39		$10.17		$9.88		$9.92

Total Return	0.75	%(C)	3.71%		2.93	%(C)	5.06%		4.41%		1.77%		1.08%

Net Assets, End of Period (thousands)	$4,514,974		$3,846,029		$3,124,985		$3,097,898		$2,423,622		$1,992,869		$1,674,972
Ratio of Expenses to Average Net Assets	0.18	%(B)	0.20	%**	0.18	%(B)(D)	0.18	%(D)	0.19	%(D)	0.21	%(D)	0.23	%(D)
Ratio of Net Investment Income to Average Net Assets	1.18	%(B)	1.89%		4.12	%(B)	2.59%		0.72%		3.25%		1.35%
Portfolio Turnover Rate	47	%(C)	1	%*	N/A		N/A		N/A		N/A		N/A

*	For the period October 24, 2009 through October 31, 2009. Effective October 24, 2009, the Portfolios directly invest in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolios and for the period November 1, 2008 through October 22, 2009, its respective pro-rata shares of its Master Fund Series.

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Jan. 9, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.00	$8.91	$10.00	$10.92	$10.44	$10.44	$10.43	$10.41	$10.64	$11.11

Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.26	(A)	0.33	(A)	0.13	(A)	0.26	(A)	0.26	(A)	0.50	(A)	0.46	(A)	0.35	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03	0.83	(1.39)	—	0.49	0.07	0.01	(0.02)	(0.24)	(0.01)

Total From Investment Operations	0.12	1.09	(1.06)	0.13	0.75	0.33	0.51	0.44	0.11	0.32

Less Distributions
Net Investment Income	—	—	—	(0.13)	(0.27)	(0.33)	(0.50)	(0.42)	(0.34)	(0.41)
Net Realized Gains	(0.01)	—	—	(0.08)	—	—	—	—	—	(0.38)
Return of Capital	—	—	(0.03)	—	—	—	—	—	—	—

Total Distributions	(0.01)	—	(0.03)	(0.21)	(0.27)	(0.33)	(0.50)	(0.42)	(0.34)	(0.79)

Net Asset Value, End of Period	$10.11	$10.00	$8.91	$10.84	$10.92	$10.44	$10.44	$10.43	$10.41	$10.64

Total Return	1.18	%(C)	12.23%	(10.67	)%(C)	1.23	%(C)	7.27%	3.25	%(C)	4.98%	4.36%	1.02%	3.02%

Net Assets, End of Period (thousands)	$424,738	$303,440	$198,165	$1,046,847	$1,008,237	$1,115,037	$1,216,609	$932,121	$748,847	$542,634
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.24%	0.24	%(B)(E)	0.24	%(B)	0.25%	0.23	%(B)	0.23%	0.23%	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.82	%(B)	2.81%	4.32	%(B)(E)	2.46	%(B)	2.44%	2.77	%(B)	4.81%	4.45%	3.47%	3.21%
Portfolio Turnover Rate	38	%(C)	28%	21	%(C)	25	%(C)	72%	79	%(C)	0%	86%	36%	45%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
(Unaudited)
Net Asset Value, Beginning of Period	$11.27	$10.68	$10.84	$10.53	$10.48	$10.50	$10.92

Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.27	(A)	0.25	(A)	0.32	(A)	0.28	(A)	0.34	(A)	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	0.10	0.55	(0.10)	0.20	0.12	(0.11)	0.06

Total From Investment Operations	0.25	0.82	0.15	0.52	0.40	0.23	0.32
Less Distributions
Net Investment Income	(0.25)	(0.23)	(0.30)	(0.21)	(0.33)	(0.25)	(0.32)
Net Realized Gains	—	—	—	—	—	—	(0.42)
Return of Capital	—	—	(0.01)	—	(0.02)	—	—

Total Distributions	(0.25)	(0.23)	(0.31)	(0.21)	(0.35)	(0.25)	(0.74)
Net Asset Value, End of Period	$11.27	$11.27	$10.68	$10.84	$10.53	$10.48	$10.50

Total Return	2.24	%(C)	7.74%	1.40	%(C)	5.00%	3.89%	2.15%	3.04%
Net Assets, End of Period (thousands)	$3,763,110	$3,220,787	$3,319,257	$3,484,919	$2,387,784	$1,699,793	$1,205,578
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.30%	0.28	%(B)	0.28%	0.29%	0.33%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.68	%(B)	2.48%	2.53	%(B)	3.01%	2.72%	3.22%	3.12%
Portfolio Turnover Rate	39	%(C)	70%	55	%(C)	108%	92%	69%	90%

DFA Intermediate Government Fixed Income Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
(Unaudited)
Net Asset Value, Beginning of Period	$12.31	$11.66	$11.86	$11.48	$11.45	$11.79	$12.14

Income From Investment Operations
Net Investment Income (Loss)	0.25	(A)	0.51	(A)	0.49	(A)	0.54	(A)	0.53	(A)	0.52	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)	0.72	(0.17)	0.35	0.05	(0.29)	(0.05)

Total From Investment Operations	0.22	1.23	0.32	0.89	0.58	0.23	0.50
Less Distributions
Net Investment Income	(0.24)	(0.52)	(0.52)	(0.51)	(0.49)	(0.53)	(0.56)
Net Realized Gains	(0.05)	(0.06)	—	—	(0.06)	(0.04)	(0.29)
Return of Capital	—	—	—	—	—	—	—

Total Distributions	(0.29)	(0.58)	(0.52)	(0.51)	(0.55)	(0.57)	(0.85)

Net Asset Value, End of Period	$12.24	$12.31	$11.66	$11.86	$11.48	$11.45	$11.79

Total Return	1.78	%(C)	10.71%	2.73	%(C)	8.06%	5.31%	1.87%	4.21%

Net Assets, End of Period (thousands)	$1,706,767	$1,484,155	$1,248,514	$1,314,853	$871,392	$463,538	$373,108
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.15%	0.13	%(B)	0.13%	0.14%	0.15%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.07	%(B)	4.18%	4.44	%(B)	4.72%	4.72%	4.61%	4.72%
Portfolio Turnover Rate	2	%(C)	8%	14	%(C)	0%	3%	16%	6%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Inflation-Protected Securities Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Sept. 18, 2006(a) to Nov. 30, 2006
(Unaudited)
Net Asset Value, Beginning of Period	$10.95	$9.41	$10.80	$10.19	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.12	(A)	0.70	(A)	0.45	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.28	1.53	(1.48)	0.50	0.17

Total From Investment Operations	0.41	1.65	(0.78)	0.95	0.19

Less Distributions
Net Investment Income	(0.15)	(0.10)	(0.61)	(0.34)	—
Net Realized Gains	—	(0.01)	—	—	—

Total Distributions	(0.15)	(0.11)	(0.61)	(0.34)	—

Net Asset Value, End of Period	$11.21	$10.95	$9.41	$10.80	$10.19

Total Return	3.77	%(C)	17.70%	(7.90	)%(C)	9.59%	1.90	%(C)

Net Assets, End of Period (thousands)	$1,042,120	$774,110	$371,747	$240,403	$34,299
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.16%	0.15	%(B)	0.20%	0.20	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.14	%(B)	0.16%	0.14	%(B)	0.21%	0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.40	%(B)	1.20%	7.01	%(B)	4.58%	0.94	%(B)(E)
Portfolio Turnover Rate	3	%(C)	6%	3	%(C)	0%	0	%(C)

DFA Short-Term Municipal Bond Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
(Unaudited)
Net Asset Value, Beginning of Period	$10.24	$10.02	$10.05	$10.02	$9.99	$10.09	$10.13

Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.20	(A)	0.19	(A)	0.31	(A)	0.28	(A)	0.22	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	0.23	(0.03)	0.02	0.02	(0.11)	(0.04)

Total From Investment Operations	0.13	0.43	0.16	0.33	0.30	0.11	0.13

Less Distributions
Net Investment Income	(0.09)	(0.21)	(0.19)	(0.30)	(0.27)	(0.21)	(0.17)
Net Realized Gains	—	—	—	—	—	—	—

Total Distributions	(0.09)	(0.21)	(0.19)	(0.30)	(0.27)	(0.21)	(0.17)

Net Asset Value, End of Period	$10.28	$10.24	$10.02	$10.05	$10.02	$9.99	$10.09

Total Return	1.27	%(C)	4.32%	1.63	%(C)	3.38%	3.01%	1.11%	1.27%

Net Assets, End of Period (thousands)	$1,327,992	$1,168,259	$991,918	$948,426	$697,942	$511,543	$381,709
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.25%	0.23	%(B)	0.23%	0.26%	0.30%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.25%	0.23	%(B)	0.23%	0.24%	0.29%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.77	%(B)	1.99%	2.04	%(B)	3.07%	2.77%	2.22%	1.73%
Portfolio Turnover Rate	1	%(C)	0%	1	%(C)	0%	0%	2%	6%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Short-Term Municipal Bond Portfolio							DFA Short-Term Extended Quality Portfolio
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Period April 2, 2007(a) to Nov. 30, 2007		Six Months Ended April 30, 2010		Period March 4, 2009(a) to Oct. 31, 2009
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.26		$10.00	$10.07		$10.00		$10.56		$10.00

Income From Investment Operations
Net Investment Income (Loss)(A)	0.10		0.22	0.21		0.20		0.17		0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	0.06		0.27	(0.06)		0.02		0.12		0.50

Total From Investment Operations	0.16		0.49	0.15		0.22		0.29		0.74

Less Distributions
Net Investment Income	(0.10)		(0.23)	(0.22)		(0.15)		(0.17)		(0.18)
Net Realized Gains	—		—	—		—		(0.01)		—

Total Distributions	(0.10)		(0.23)	(0.22)		(0.15)		(0.18)		(0.18)

Net Asset Value, End of Period	$10.32		$10.26	$10.00		$10.07		$10.67		$10.56

Total Return	1.53	%(C)	4.91%	1.45	%(C)	2.23	%(C)	2.71	%(C)	7.49	%(C)

Net Assets, End of Period (thousands)	$277,505		$210,774	$180,915		$128,983		$563,503		$378,475
Ratio of Expenses to Average Net Assets	0.24	%(B)	0.26%	0.27	%(B)	0.30	%(B)(E)	0.22	%(B)	0.22	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.24	%(B)	0.26%	0.26	%(B)	0.33	%(B)(E)	0.24	%(B)	0.28	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.90	%(B)	2.17%	2.27	%(B)	3.22	%(B)(E)	3.25	%(B)	3.54	%(B)(E)
Portfolio Turnover Rate	3	%(C)	4%	17	%(C)	7	%(C)	5	%(C)	2	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which ten (the “Portfolios”) are included in this report and the remaining forty-seven are presented in separate reports.

Prior to October 23, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio invested substantially all of their assets in respective shares of The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series. At the close of business on October 23, 2009, the Portfolios received their pro-rata share of cash and securities from the respective Series in a complete liquidation of their interest in the Series. Effective October 24, 2009, the Portfolios invest directly in securities rather than through the Series and maintain the same investment objectives.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, and DFA Five-Year Global Fixed Income

56

Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, and DFA Five-Year Global Fixed Income Portfolio isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, and DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses or Other Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt

57

securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Prior to June 4, 2009 and October 16, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, respectively, recognized their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective investments in The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series which were treated as partnerships in accordance with both U.S. federal income tax regulations and accounting principles generally accepted in the United States of America. Effective June 4, 2009 and October 16, 2009, The DFA One-Year Fixed Income Series’ and The DFA Two-Year Global Fixed Income Series’, respectively, partnership status ceased and each became a corporate master fund in a RIC/RIC master-feeder structure. The Portfolios became the feeders of these Funds. On October 23, 2009, both DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio liquidated their investment in The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, respectively. Effective October 24, 2009, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio invest directly in securities rather than through the Series and maintain the same investment objective. See Federal Income Taxes note for more information regarding these transactions.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Portfolios. For the six months ended April 30, 2010, the Portfolios’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.05%
DFA Two-Year Global Fixed Income Portfolio	0.05%
DFA Selectively Hedged Global Fixed Income Portfolio	0.15%
DFA Five-Year Government Portfolio	0.20%
DFA Five-Year Global Fixed Income Portfolio	0.25%
DFA Intermediate Government Fixed Income Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.10%
DFA Short-Term Municipal Bond Portfolio	0.20%
DFA California Short-Term Municipal Bond Portfolio	0.20%
DFA Short-Term Extended Quality Portfolio	0.20%

For the six months ended April 30, 2010, DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.10%
DFA Two-Year Global Fixed Income Portfolio	0.10%

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2010, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

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Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—
DFA Short-Term Municipal Bond Portfolio (2)	0.30%	—	—
DFA California Short-Term Municipal Bond Portfolio (1)	0.30%	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.22%	—	$125

(1) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (not including expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) up to the amount of its total advisory fee when its Portfolio Expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $108 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.    Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$118
DFA Two-Year Global Fixed Income Portfolio	106
DFA Selectively Hedged Global Fixed Income Portfolio	8
DFA Five-Year Government Portfolio	26
DFA Five-Year Global Fixed Income Portfolio	86
DFA Intermediate Government Fixed Income Portfolio	39
DFA Inflation-Protected Securities Portfolio	21
DFA Short-Term Municipal Bond Portfolio	31
DFA California Short-Term Municipal Bond Portfolio	6
DFA Short-Term Extended Quality Portfolio	11

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E.    Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$1,386,209	$823,004	$1,176,925	$923,853
DFA Two-Year Global Fixed Income Portfolio	698,512	642,387	2,133,155	1,313,295
DFA Selectively Hedged Global Fixed Income Portfolio	32,886	24,307	252,725	110,127
DFA Five-Year Government Portfolio	301,200	241,853	—	11,542
DFA Five-Year Global Fixed Income Portfolio	430,778	475,199	1,409,829	847,640
DFA Intermediate Government Fixed Income Portfolio	229,491	30,435	15,463	—
DFA Inflation-Protected Securities Portfolio	268,989	27,773	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	238,284	8,885
DFA California Short-Term Municipal Bond Portfolio	—	—	72,118	8,027
DFA Short-Term Extended Quality Portfolio	7,048	8,744	188,962	14,477

F.    Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009 primarily attributable to net realized gains on securities considered to be “passive foreign investment companies”, non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA One-Year Fixed Income Portfolio	$(43,319)	$20,846	$22,473
DFA Two-Year Global Fixed Income Portfolio	(10,273)	34,785	(24,512)
DFA Selectively Hedged Global Fixed Income Portfolio	(9,435)	(6,232)	15,667
DFA Five-Year Global Fixed Income Portfolio	—	36,191	(36,191)
DFA Inflation-Protected Securities Portfolio	—	(65)	65
DFA Short-Term Extended Quality Portfolio	(27)	27	—

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31,2009 were as follows (amounts in thousands):

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
DFA One-Year Fixed Income Portfolio
2007	$149,471	—	—	$149,471
2008	102,391	—	—	102,391
2009	72,237	—	—	72,237

DFA Two-Year Global Fixed Income Portfolio
2007	78,938	—	—	78,938
2008	99,528	$ 296	—	99,824
2009	137,717	—	—	137,717

DFA Selectively Hedged Global Fixed Income Portfolio
2008	—	—	$ 68	68
2009	—	—	—	—

DFA Five-Year Government Portfolio
2007	49,378	—	—	49,378
2008	38,626	—	—	38,626
2009	25,750	—	—	25,750

DFA Five-Year Global Fixed Income Portfolio
2007	60,967	—	—	60,967
2008	96,473	—	5,349	101,822
2009	61,945	—	—	61,945

DFA Intermediate Government Fixed Income Portfolio
2007	46,222	310	—	46,532
2008	59,933	112	—	60,045
2009	56,385	6,325	—	62,710

DFA Inflation-Protected Securities Portfolio
2007	2,996	—	—	2,996
2008	19,588	—	—	19,588
2009	4,088	364	—	4,452

DFA Short-Term Municipal Bond Portfolio
2007	24,969	—	—	24,969
2008	18,834	—	—	18,834
2009	20,942	—	—	20,942

DFA California Short-Term Municipal Bond Portfolio
2007	1,116	—	—	1,116
2008	3,577	—	—	3,577
2009	4,256	—	—	4,256
DFA Short-Term Extended Quality Portfolio
2009	4,322	—	—	4,322

At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	$ 3,526	—	$ (651)	$ 2,875
DFA Two-Year Global Fixed Income Portfolio	42,421	$3,896	—	46,317
DFA Selectively Hedged Global Fixed Income Portfolio	—	230	—	230
DFA Five-Year Government Portfolio	11,738	—	—	11,738
DFA Five-Year Global Fixed Income Portfolio	45,563	—	(5,372)	40,191
DFA Intermediate Government Fixed Income Portfolio	10,456	5,453	—	15,909
DFA Inflation-Protected Securities Portfolio	6,370	—	(774)	5,596
DFA Short-Term Municipal Bond Portfolio	1,836	—	(17)	1,819
DFA California Short-Term Municipal Bond Portfolio	359	—	—	359
DFA Short-Term Extended Quality Portfolio	1,345	—	—	1,345

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2012	2014	2016	2017	Total
DFA One-Year Fixed Income Portfolio	—	—	$651	—	$651
DFA Five-Year Global Fixed Income Portfolio	—	$309	5,063	—	5,372
DFA Inflation-Protected Securities Portfolio	—	—	—	$774	774
DFA Short-Term Municipal Bond Portfolio	$17	—	—	—	17

During the year ended October 31, 2009, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$29,277
DFA Two-Year Global Fixed Income Portfolio	22,911
DFA Five-Year Government Portfolio	19,566
DFA Five-Year Global Fixed Income Portfolio	32,624
DFA California Short-Term Municipal Bond Portfolio	23

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$4,899,609	$ 8,300	$ (1,204)	$ 7,906
DFA Two-Year Global Fixed Income Portfolio	4,833,011	(9,106)	(4,917)	(14,023)
DFA Selectively Hedged Global Fixed Income Portfolio	418,456	4,006	(534)	3,472
DFA Five-Year Government Portfolio	1,021,356	22,670	(1,941)	20,729
DFA Five-Year Global Fixed Income Portfolio	4,539,947	28,690	12,407	41,097
DFA Intermediate Government Fixed Income Portfolio	1,576,761	99,283	(260)	99,023
DFA Inflation-Protected Securities Portfolio	988,687	51,503	464	51,967

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	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Short-Term Municipal Bond Portfolio	$1,289,153	$23,001	$(948)	$22,053
DFA California Short-Term Municipal Bond Portfolio	270,833	5,017	(228)	4,789
DFA Short-Term Extended Quality Portfolio	541,459	15,631	(78)	15,553

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax postions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master-feeder structure with RIC feeders, underlying fund of fund investors (Two-Year Global Fixed Income Series) and other direct client investor(s), have each made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the Master Funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the Master Fund. Since each Master Fund has a shareholder owning 80% or more of the fund’s shares and also has shareholders owning less than 80%, each fund’s respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

For federal income tax purposes, pursuant to IRC §332(a), DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, having a more than 80% investment in its respective master fund, will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the Master Fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC §334(b)(1) and §1223, the 80% or greater shareholder’s basis and holding period in the securities received in liquidation is the same as it was in the possession of the Master Fund. However, any security distributed in satisfaction of the Master Fund’s final dividend would have a basis equal to its fair market value and would be deemed acquired on the liquidation date.

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G.   Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

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2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3.    Forward Currency Contracts:    DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolios as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2010, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Two-Year Global Fixed Income Portfolio*

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2010	Unrealized Foreign Exchange Gain (Loss)
05/03/10	(106,238)	Canadian Dollar	$ (104,959)	$ (104,587)	$ (372)
05/03/10	106,238	Canadian Dollar	106,421	104,587	1,834
05/10/10	199,013	Canadian Dollar	199,937	195,923	4,014
05/11/10	203,581	Canadian Dollar	202,977	200,421	2,556
05/14/10	106,490	Canadian Dollar	105,210	104,838	372
05/04/10	(99,667)	Pound Sterling	(151,611)	(152,494)	883
05/04/10	99,667	Pound Sterling	154,132	152,494	1,638
05/10/10	126,635	Pound Sterling	195,141	193,750	1,391
05/11/10	3,915	Pound Sterling	5,974	5,990	(16)
05/11/10	75,436	Pound Sterling	115,779	115,416	363
05/14/10	99,876	Pound Sterling	151,922	152,807	(885)
05/03/10	(136,187)	Euro	(180,123)	(181,328)	1,205
05/03/10	136,187	Euro	185,685	181,328	4,357
05/10/10	102,044	Euro	136,743	135,871	872
05/11/10	133,195	Euro	176,849	177,350	(501)
05/14/10	136,476	Euro	180,511	181,721	(1,210)

			$1,480,588	$1,464,087	$16,501

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DFA Selectively Hedged Global Fixed Income Portfolio*

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2010	Unrealized Foreign Exchange Gain (Loss)

05/11/10	43,662	Canadian Dollar	$ 43,571	$ 42,984	$587
05/11/10	2,638	Pound Sterling	4,030	4,036	(6)
05/11/10	2,584	Pound Sterling	3,997	3,954	43
05/11/10	31,824	Pound Sterling	48,866	48,691	175
05/11/10	30,869	Euro	41,010	41,102	(92)

			$141,474	$140,767	$707

DFA Five-Year Global Fixed Income Portfolio*

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2010	Unrealized Foreign Exchange Gain (Loss)

05/06/10	9,791	Canadian Dollar	$9,787	$9,638	$149
05/06/10	9,897	Canadian Dollar	9,902	9,743	159
05/06/10	10,029	Canadian Dollar	10,026	9,873	153
05/06/10	(1,760,043)	Japanese Yen	(19,050)	(18,738)	(312)
05/06/10	1,760,043	Japanese Yen	18,871	18,738	133
05/04/10	(158,028)	Pound Sterling	(240,437)	(241,789)	1,352
05/04/10	158,028	Pound Sterling	243,950	241,789	2,161
05/06/10	(137,002)	Pound Sterling	(209,159)	(209,615)	456
05/06/10	2,598	Pound Sterling	3,997	3,975	22
05/06/10	131,930	Pound Sterling	201,958	201,856	102
05/06/10	2,473	Pound Sterling	3,801	3,784	17
05/12/10	1,551	Pound Sterling	2,356	2,373	(17)
05/12/10	138,349	Pound Sterling	212,502	211,671	831
05/17/10	156,942	Pound Sterling	238,770	240,113	(1,343)
05/19/10	135,300	Pound Sterling	206,549	207,000	(451)

			$693,823	$690,411	$3,412

*During the six months ended April 30, 2010, the Portfolios had limited activity in these transactions.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4.    Futures Contracts:    Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is

65

presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Portfolios had no outstanding futures contracts.

The following is a summary of the location of derivatives on the Portfolios’ Statements of Assets and Liabilities as of April 30, 2010:

Location on the Statements of Assets and Liabilities

Derivative Type	Asset Derivatives	Liability Derivatives

Foreign exchange contracts	Unrealized Gain on	Unrealized Loss on Forward
	Forward Currency Contracts	Currency Contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2010 (amounts in thousands):

Asset Derivatives Value

Foreign Exchange Contracts

DFA Two-Year Global Fixed Income Portfolio	$19,485
DFA Selectively Hedged Global Fixed Income Portfolio	805
DFA Five-Year Global Fixed Income Portfolio	5,535

Liability Derivatives Value

Foreign Exchange Contracts

DFA Two-Year Global Fixed Income Portfolio	$2,984
DFA Selectively Hedged Global Fixed Income Portfolio	98
DFA Five-Year Global Fixed Income Portfolio	2,123

The following is a summary of the location on the Portfolios’ Statements of Operations of realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings through the six months ended April 30, 2010 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income

Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions Change in Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency Denominated Amounts

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2010 (amounts in thousands):

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Realized Gain (Loss) on Derivatives Recognized in Income

Foreign Exchange Contracts

DFA Two-Year Global Fixed Income Portfolio	$32,417
DFA Selectively Hedged Global Fixed Income Portfolio	(66)
DFA Five-Year Global Fixed Income Portfolio	28,463

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Foreign Exchange Contracts

DFA Two-Year Global Fixed Income Portfolio	$9,621
DFA Selectively Hedged Global Fixed Income Portfolio	451
DFA Five-Year Global Fixed Income Portfolio	9,008

H.   Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2010.

I.   Securities Lending:

As of April 30, 2010, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such

67

collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.   Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.   Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

L.   Other:

At April 30, 2010, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares

DFA One-Year Fixed Income Portfolio — Institutional Class Shares	2	61%
DFA Two-Year Global Fixed Income Portfolio — Institutional Class Shares	3	81%
DFA Selectively Hedged Global Fixed Income Portfolio — Institutional Class Shares	2	70%
DFA Five-Year Government Portfolio — Institutional Class Shares	3	77%
DFA Five-Year Global Fixed Income Portfolio — Institutional Class Shares	3	75%
DFA Intermediate Government Fixed Income Portfolio — Institutional Class Shares	2	78%
DFA Inflation-Protected Securities Portfolio — Institutional Class Shares	3	79%

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	Number of Shareholders	Approximate Percentage of Outstanding Shares

DFA Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	84%
DFA California Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	96%
DFA Short-Term Extended Quality Portfolio — Institutional Class Shares	5	94%

M.	Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment advisory agreements for each portfolio (collectively, the “Funds”) and, the sub-advisory agreements for DFA Selectively Hedged Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio. For the DFA Selectively Hedged Global Fixed Income Portfolio and DFA Short-Term Extended Quality Portfolio, Dimensional Fund Advisors Ltd. and DFAAustralia Limited each serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the “Advisory Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis

71

and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
FHLMC	Federal Home Loan Mortgage Corporation
P.L.C.	Public Limited Company

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(v)	The variable rate shown is effective as of April 30, 2010.
(r)	The adjustable rate shown is effective as of April 30, 2010.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
Master Fund Series.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2010
EXPENSE TABLES
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Tax-Managed U.S. Marketwide Value Portfolio**
Actual Fund Return	$1,000.00	$1,235.30	0.38%	$2.11
Hypothetical 5% Annual Return	$1,000.00	$1,022.91	0.38%	$1.91

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Tax-Managed U.S. Equity Portfolio**
Actual Fund Return	$1,000.00	$1,171.70	0.22%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,331.50	0.45%	$2.60
Hypothetical 5% Annual Return	$1,000.00	$1,022.56	0.45%	$2.26

Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,286.40	0.54%	$3.06
Hypothetical 5% Annual Return	$1,000.00	$1,022.12	0.54%	$2.71

T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,226.40	0.25%	$1.38
Hypothetical 5% Annual Return	$1,000.00	$1,023.55	0.25%	$1.25

Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$1,040.10	0.54%	$2.73
Hypothetical 5% Annual Return	$1,000.00	$1,022.12	0.54%	$2.71

T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,084.10	0.46%	$2.38
Hypothetical 5% Annual Return	$1,000.00	$1,022.51	0.46%	$2.31

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**	The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds’ holdings which reflect the investments by category.

FEEDER FUNDS

Affiliated Investment Companies
Tax-Managed U.S. Marketwide Value Portfolio	100.0%
Tax-Managed U.S. Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

Tax-Managed U.S. Targeted Value Portfolio		Tax-Managed U.S. Small Cap Portfolio		T.A. U.S. Core Equity 2 Portfolio
Consumer Discretionary	18.6%	Consumer Discretionary	18.1%	Consumer Discretionary	15.9%
Consumer Staples	3.5%	Consumer Staples	3.7%	Consumer Staples	6.1%
Energy	9.2%	Energy	5.7%	Energy	9.9%
Financials	28.0%	Financials	14.4%	Financials	19.5%
Health Care	6.1%	Health Care	13.6%	Health Care	10.0%
Industrials	14.7%	Industrials	16.4%	Industrials	14.0%
Information Technology	12.0%	Information Technology	19.7%	Information Technology	14.1%
Materials	7.0%	Materials	5.5%	Materials	5.1%
Other	—	Other	—	Other	—
Telecommunication Services	0.5%	Telecommunication Services	1.0%	Telecommunication Services	2.9%
Utilities	0.4%	Utilities	1.9%	Utilities	2.5%

	100.0%		100.0%		100.0%

4

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

Tax-Managed DFA International Value Portfolio		T.A. World ex U.S. Core Equity Portfolio
Consumer Discretionary	13.6%	Consumer Discretionary	12.5%
Consumer Staples	6.4%	Consumer Staples	6.3%
Energy	9.4%	Energy	8.4%
Financials	34.7%	Financials	25.1%
Health Care	1.0%	Health Care	3.9%
Industrials	11.4%	Industrials	16.0%
Information Technology	3.0%	Information Technology	6.7%
Materials	11.9%	Materials	14.7%
Telecommunication Services	6.3%	Other	—
Utilities	2.3%	Real Estate Investment Trusts	—

	100.0%	Telecommunication Services	3.3%
		Utilities	3.1%

			100.0%

5

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,942,441,224

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,659,477,080)	$1,942,441,224

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,942,441,224	—	—	$1,942,441,224

TAX MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,298,530,618

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $908,250,100)	$1,298,530,618

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,298,530,618	—	—	$1,298,530,618

See accompanying Notes to Financial Statements.

6

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.4%)
Consumer Discretionary — (16.0%)
#*BJ’s Restaurants, Inc.	303,336	$7,319,498	0.3%
Brunswick Corp.	438,403	9,162,623	0.4%
Dillard’s, Inc.	440,846	12,378,956	0.6%
Foot Locker, Inc.	423,473	6,500,311	0.3%
#*Gaylord Entertainment Co.	197,449	6,663,904	0.3%
#Lennar Corp. Class A	398,000	7,920,200	0.4%
*Liberty Media Corp. Capital Series A	360,759	15,970,801	0.7%
#*Mohawk Industries, Inc.	153,400	9,777,716	0.4%
#*Royal Caribbean Cruises, Ltd.	333,477	11,951,816	0.5%
Whirlpool Corp.	117,954	12,841,652	0.6%
Wyndham Worldwide Corp.	377,800	10,128,818	0.4%
Other Securities		303,585,603	13.6%

Total Consumer Discretionary		414,201,898	18.5%

Consumer Staples — (3.1%)
Del Monte Foods Co.	708,356	10,582,839	0.5%
#*Smithfield Foods, Inc.	404,673	7,583,572	0.3%
Other Securities		60,303,986	2.7%

Total Consumer Staples		78,470,397	3.5%

Energy — (7.9%)
Cimarex Energy Co.	269,028	18,315,426	0.8%
*Plains Exploration & Production Co.	245,238	7,187,926	0.3%
*Rowan Cos., Inc.	240,371	7,163,056	0.3%
Sunoco, Inc.	242,491	7,948,855	0.4%
*Whiting Petroleum Corp.	167,363	15,117,900	0.7%
Other Securities		149,033,498	6.7%

Total Energy		204,766,661	9.2%

Financials — (24.2%)
American Financial Group, Inc.	275,910	8,120,031	0.4%
#*AmeriCredit Corp.	350,332	8,386,948	0.4%
Assurant, Inc.	208,040	7,578,897	0.3%
#Astoria Financial Corp.	412,836	6,663,173	0.3%
#Comerica, Inc.	273,100	11,470,200	0.5%
Endurance Specialty Holdings, Ltd.	174,222	6,420,081	0.3%
First American Corp.	221,135	7,644,637	0.4%
*Genworth Financial, Inc.	525,160	8,675,643	0.4%
Harleysville Group, Inc.	234,303	7,502,382	0.3%
#Huntington Bancshares, Inc.	1,265,538	8,567,692	0.4%
Marshall & Ilsley Corp.	752,886	6,851,263	0.3%
NewAlliance Bancshares, Inc.	534,811	6,968,587	0.3%
Old Republic International Corp.	573,555	8,609,061	0.4%
Reinsurance Group of America, Inc.	159,148	8,216,811	0.4%
Transatlantic Holdings, Inc.	175,369	8,721,100	0.4%
Unitrin, Inc.	260,675	7,624,744	0.3%
Webster Financial Corp.	328,521	6,806,955	0.3%
White Mountains Insurance Group, Ltd.	25,436	8,739,810	0.4%
#Zions Bancorporation	257,176	7,388,666	0.3%
Other Securities		474,998,221	21.2%

Total Financials		625,954,902	28.0%

Health Care — (5.3%)
Omnicare, Inc.	341,925	9,502,096	0.4%
Other Securities		127,005,107	5.7%

Total Health Care		136,507,203	6.1%

7

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.7%)
Applied Industrial Technologies, Inc.	209,236	$6,440,284	0.3%
*Esterline Technologies Corp.	118,749	6,623,819	0.3%
*Hertz Global Holdings, Inc.	463,752	6,705,854	0.3%
*Owens Corning	284,466	9,893,727	0.4%
Ryder System, Inc.	255,543	11,887,860	0.5%
#Trinity Industries, Inc.	277,414	6,904,834	0.3%
Other Securities		278,883,441	12.5%

Total Industrials		327,339,819	14.6%

Information Technology — (10.3%)
*IAC/InterActiveCorp.	403,904	9,055,528	0.4%
*Ingram Micro, Inc.	412,271	7,486,841	0.3%
*Sandisk Corp.	371,916	14,835,729	0.7%
Other Securities		235,626,606	10.5%

Total Information Technology		267,004,704	11.9%

Materials — (6.1%)
Ashland, Inc.	157,600	9,386,656	0.4%
*Domtar Corp.	90,272	6,394,868	0.3%
#MeadWestavco Corp.	317,600	8,629,192	0.4%
Other Securities		132,466,880	5.9%

Total Materials		156,877,596	7.0%

Other — (0.0%)
Other Securities		952	0.0%

Telecommunication Services — (0.4%)
Other Securities		10,270,561	0.5%

Utilities — (0.4%)
Other Securities		9,493,010	0.4%

TOTAL COMMON STOCKS		2,230,887,703	99.7%

RIGHTS/WARRANTS — (0.0%)
Other Securities		7,208	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.6%)
§@DFA Short Term Investment Fund	334,225,480	334,225,480	15.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $15,757,238 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 11/01/37 to 12/01/39, valued at $11,474,963) to be repurchased at $11,140,906	$11,141	11,140,741	0.5%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $11,185,000 FNMA 6.000%, 01/01/48, valued at $7,476,981) to be repurchased at $7,259,165	7,259	7,259,044	0.3%

TOTAL SECURITIES LENDING COLLATERAL		352,625,265	15.8%

TOTAL INVESTMENTS — (100.0%) (Cost $2,119,914,240)		$2,583,520,176	115.5%

8

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$414,096,373	$105,525	—	$414,201,898
Consumer Staples	78,470,397	—	—	78,470,397
Energy	204,766,661	—	—	204,766,661
Financials	625,954,902	—	—	625,954,902
Health Care	136,507,203	—	—	136,507,203
Industrials	327,339,819	—	—	327,339,819
Information Technology	266,968,800	35,904	—	267,004,704
Materials	156,877,596	—	—	156,877,596
Other	—	952	—	952
Telecommunication Services	10,270,561	—	—	10,270,561
Utilities	9,493,010	—	—	9,493,010
Rights/Warrants	—	7,208	—	7,208
Securities Lending Collateral	—	352,625,265	—	352,625,265

TOTAL	$2,230,745,322	$352,774,854	—	$2,583,520,176

See accompanying Notes to Financial Statements.

9

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (81.3%)
Consumer Discretionary — (14.7%)
#Chico’s FAS, Inc.	126,525	$1,883,957	0.2%
*Collective Brands, Inc.	85,299	2,000,262	0.2%
Cooper Tire & Rubber Co.	79,716	1,691,574	0.1%
Dillard’s, Inc.	73,240	2,056,579	0.2%
#*Dress Barn, Inc. (The)	61,844	1,711,842	0.1%
Jarden Corp.	86,799	2,787,984	0.2%
*Jo-Ann Stores, Inc.	58,500	2,581,020	0.2%
#*Jos. A. Bank Clothiers, Inc.	27,901	1,698,055	0.1%
Phillips-Van Heusen Corp.	47,987	3,023,661	0.3%
*Sally Beauty Holdings, Inc.	183,377	1,751,250	0.1%
*Tempur-Pedic International, Inc.	55,300	1,863,610	0.2%
Thor Industries, Inc.	56,591	2,020,865	0.2%
*Valassis Communications, Inc.	73,609	2,406,278	0.2%
Other Securities		186,924,689	15.8%

Total Consumer Discretionary		214,401,626	18.1%

Consumer Staples — (3.0%)
*NBTY, Inc.	77,011	3,132,807	0.3%
#Ruddick Corp.	46,400	1,639,776	0.1%
#*TreeHouse Foods, Inc.	49,553	2,095,596	0.2%
Other Securities		37,195,039	3.1%

Total Consumer Staples		44,063,218	3.7%

Energy — (4.6%)
*Exterran Holdings, Inc.	69,275	2,019,366	0.2%
*Rosetta Resources, Inc.	71,569	1,782,068	0.2%
Other Securities		63,376,984	5.3%

Total Energy		67,178,418	5.7%

Financials — (11.8%)
#*AmeriCredit Corp.	170,800	4,088,952	0.4%
Jones Lang LaSalle, Inc.	30,623	2,415,542	0.2%
Unitrin, Inc.	82,180	2,403,765	0.2%
Other Securities		161,887,642	13.6%

Total Financials		170,795,901	14.4%

Health Care — (11.1%)
*HMS Holdings Corp.	41,340	2,211,690	0.2%
*Human Genome Sciences, Inc.	65,800	1,822,002	0.1%
#*InterMune, Inc.	49,120	2,090,547	0.2%
*Salix Pharmaceuticals, Ltd.	137,067	5,510,093	0.5%
Other Securities		149,416,976	12.6%

Total Health Care		161,051,308	13.6%

Industrials — (13.3%)
*Alaska Air Group, Inc.	44,988	1,862,953	0.2%
*Beacon Roofing Supply, Inc.	74,762	1,659,716	0.1%
Briggs & Stratton Corp.	69,200	1,642,808	0.1%
*EnerSys, Inc.	68,399	1,770,166	0.2%
*Esterline Technologies Corp.	38,891	2,169,340	0.2%
*Oshkosh Corp.	50,404	1,946,602	0.2%
*SYKES Enterprises, Inc.	73,299	1,666,086	0.1%
Triumph Group, Inc.	24,063	1,866,326	0.2%
*United Stationers, Inc.	28,724	1,758,483	0.1%
#*WESCO International, Inc.	43,574	1,769,976	0.1%

10

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
Other Securities		$175,534,504	14.8%

Total Industrials		193,646,960	16.3%

Information Technology — (16.0%)
*Acme Packet, Inc.	95,296	2,491,037	0.2%
*Acxiom Corp.	87,593	1,671,274	0.1%
#*Arris Group, Inc.	158,106	1,943,123	0.2%
*Benchmark Electronics, Inc.	87,339	1,890,016	0.2%
*Blue Coat Systems, Inc.	83,571	2,718,565	0.2%
#*CyberSource Corp.	100,687	2,585,642	0.2%
Pegasystems, Inc.	60,501	1,916,067	0.2%
*Plexus Corp.	49,307	1,826,824	0.1%
#*Skyworks Solutions, Inc.	180,848	3,045,480	0.3%
#*Teradyne, Inc.	146,390	1,790,350	0.1%
Other Securities		211,067,714	17.8%

Total Information Technology		232,946,092	19.6%

Materials — (4.5%)
Cabot Corp.	75,100	2,443,754	0.2%
#Carpenter Technology Corp.	53,831	2,113,943	0.2%
NewMarket Corp.	16,600	1,826,000	0.1%
Temple-Inland, Inc.	80,000	1,865,600	0.2%
*WR Grace & Co.	68,900	1,990,521	0.2%
Other Securities		54,662,108	4.6%

Total Materials		64,901,926	5.5%

Other — (0.0%)
Other Securities		1,463	0.0%

Telecommunication Services — (0.8%)
Other Securities		11,322,945	0.9%

Utilities — (1.5%)
Other Securities		22,035,518	1.8%

TOTAL COMMON STOCKS		1,182,345,375	99.6%

RIGHTS/WARRANTS — (0.0%)
Other Securities		11	0.0%

Face Amount
(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $5,995,000 FNMA 1.213%(v), 11/25/39, valued at $5,159,679) to be repurchased at $5,080,080	$5,080	5,080,000	0.4%

Shares/ Face Amount
(000)
SECURITIES LENDING COLLATERAL — (18.4%)
§@DFA Short Term Investment Fund	253,188,699	253,188,699	21.3%

11

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $26,252,580 FNMA 6.068%(r), 03/01/36, valued at $8,673,665) to be repurchased at $8,421,160	$8,421	$8,421,034	0.7%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $11,320,000 FNMA 6.000%, 12/01/36, valued at $5,631,452) to be repurchased at $5,467,319	5,467	5,467,228	0.5%

TOTAL SECURITIES LENDING COLLATERAL		267,076,961	22.5%

TOTAL INVESTMENTS — (100.0%) (Cost $1,086,719,266)		$1,454,502,347	122.5%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$214,345,898	$55,728	—	$214,401,626
Consumer Staples	44,063,218	—	—	44,063,218
Energy	67,178,418	—	—	67,178,418
Financials	170,795,901	—	—	170,795,901
Health Care	160,994,673	56,635	—	161,051,308
Industrials	193,646,960	—	—	193,646,960
Information Technology	232,936,725	9,367	—	232,946,092
Materials	64,901,926	—	—	64,901,926
Other	—	1,463	—	1,463
Telecommunication Services	11,322,945	—	—	11,322,945
Utilities	22,035,518	—	—	22,035,518
Rights/Warrants	11	—	—	11
Temporary Cash Investments	—	5,080,000	—	5,080,000
Securities Lending Collateral	—	267,076,961	—	267,076,961

TOTAL	$1,182,222,193	$272,280,154	—	$1,454,502,347

See accompanying Notes to Financial Statements.

12

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.4%)
Consumer Discretionary — (13.9%)
Carnival Corp.	114,459	$4,772,940	0.2%
Comcast Corp. Class A	365,942	7,223,695	0.4%
#*DIRECTV Class A	134,108	4,858,733	0.2%
Lowe’s Cos., Inc.	234,332	6,355,084	0.3%
News Corp. Class A	329,247	5,076,989	0.3%
#*Sears Holdings Corp.	40,650	4,916,618	0.3%
Time Warner Cable, Inc.	88,298	4,966,762	0.3%
Time Warner, Inc.	201,727	6,673,129	0.3%
Walt Disney Co. (The)	346,779	12,775,338	0.7%
Other Securities		249,108,790	12.9%

Total Consumer Discretionary		306,728,078	15.9%

Consumer Staples — (5.3%)
CVS Caremark Corp.	247,598	9,143,794	0.5%
Kraft Foods, Inc.	258,941	7,664,654	0.4%
PepsiCo, Inc.	69,616	4,540,356	0.2%
Procter & Gamble Co.	166,367	10,341,373	0.5%
Other Securities		84,758,083	4.4%

Total Consumer Staples		116,448,260	6.0%

Energy — (8.7%)
Anadarko Petroleum Corp.	79,868	4,964,595	0.3%
Apache Corp.	56,903	5,790,449	0.3%
Chevron Corp.	300,080	24,438,515	1.3%
ConocoPhillips	240,185	14,216,550	0.7%
Devon Energy Corp.	70,570	4,751,478	0.2%
Exxon Mobil Corp.	248,174	16,838,606	0.9%
Marathon Oil Corp.	136,394	4,385,067	0.2%
Other Securities		116,002,456	6.0%

Total Energy		191,387,716	9.9%

Financials — (17.0%)
Bank of America Corp.	988,693	17,628,396	0.9%
Bank of New York Mellon Corp. (The)	195,718	6,092,701	0.3%
*Citigroup, Inc.	1,629,741	7,121,968	0.4%
Goldman Sachs Group, Inc. (The)	82,432	11,969,126	0.6%
JPMorgan Chase & Co.	762,068	32,448,855	1.7%
MetLife, Inc.	129,549	5,904,843	0.3%
Morgan Stanley	221,389	6,690,376	0.3%
PNC Financial Services Group, Inc.	84,051	5,649,068	0.3%
Prudential Financial, Inc.	75,497	4,798,589	0.3%
Travelers Cos., Inc. (The)	100,570	5,102,922	0.3%
U.S. Bancorp	164,892	4,414,159	0.2%
Wells Fargo & Co.	685,642	22,701,607	1.2%
Other Securities		243,966,963	12.6%

Total Financials		374,489,573	19.4%

Health Care — (8.7%)
Johnson & Johnson	127,854	8,221,012	0.4%
*Merck & Co., Inc.	130,920	4,587,437	0.3%
*Pfizer, Inc.	830,775	13,890,558	0.7%
*UnitedHealth Group, Inc.	204,650	6,202,942	0.3%
*WellPoint, Inc.	83,721	4,504,190	0.3%
Other Securities		155,005,696	8.0%

Total Health Care		192,411,835	10.0%

13

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.3%)
FedEx Corp.	57,000	$5,130,570	0.3%
General Electric Co.	1,583,839	29,871,204	1.5%
Union Pacific Corp.	89,459	6,768,468	0.4%
Other Securities		227,955,456	11.8%

Total Industrials		269,725,698	14.0%

Information Technology — (12.3%)
*Apple, Inc.	31,194	8,145,377	0.4%
*Cisco Sytems, Inc.	253,361	6,820,478	0.4%
*Google, Inc.	8,440	4,434,714	0.2%
Hewlett-Packard Co.	150,483	7,820,602	0.4%
Intel Corp.	314,896	7,189,076	0.4%
International Business Machines Corp.	45,223	5,833,767	0.3%
Microsoft Corp.	282,322	8,622,114	0.5%
Other Securities		222,686,440	11.5%

Total Information Technology		271,552,568	14.1%

Materials — (4.4%)
Dow Chemical Co. (The)	186,568	5,751,891	0.3%
Other Securities		91,842,831	4.7%

Total Materials		97,594,722	5.0%

Other — (0.0%)
Other Securities		—	0.0%

Telecommunication Services — (2.6%)
AT&T, Inc.	965,396	25,158,220	1.3%
Verizon Communications, Inc.	489,983	14,155,609	0.7%
Other Securities		17,100,951	0.9%

Total Telecommunication Services		56,414,780	2.9%

Utilities — (2.2%)
Other Securities		47,654,089	2.5%

TOTAL COMMON STOCKS		1,924,407,319	99.7%

RIGHTS/WARRANTS — (0.0%)
Other Securities		850	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $4,925,000 FNMA 1.213%(v), 11/25/39, valued at $4,238,769) to be repurchased at $4,174,066	$4,174	4,174,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.4%)
§@DFA Short Term Investment Fund	257,956,317	257,956,317	13.4%

14

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $11,428,997 FNMA 7.000%, maturities ranging from 04/01/37 to 09/01/37 & U.S. Treasury Note 4.625%, 12/31/11, valued at $8,770,308) to be repurchased at $8,577,230	$8,577	$8,577,103	0.4%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $11,505,000 FNMA 6.000%, 12/01/36, valued at $5,723,486) to be repurchased at $5,556,262	5,556	5,556,169	0.3%

TOTAL SECURITIES LENDING COLLATERAL		272,089,589	14.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,848,941,591)		$2,200,671,758	114.0%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$306,725,591	$2,487	—	$306,728,078
Consumer Staples	116,448,260	—	—	116,448,260
Energy	191,387,716	—	—	191,387,716
Financials	374,485,607	3,966	—	374,489,573
Health Care	192,389,845	21,990	—	192,411,835
Industrials	269,725,698	—	—	269,725,698
Information Technology	271,552,568	—	—	271,552,568
Materials	97,594,722	—	—	97,594,722
Other	—	—	—	—
Telecommunication Services	56,414,780	—	—	56,414,780
Utilities	47,654,089	—	—	47,654,089
Rights/Warrants	—	850	—	850
Temporary Cash Investments	—	4,174,000	—	4,174,000
Securities Lending Collateral	—	272,089,589	—	272,089,589

TOTAL	$1,924,378,876	$276,292,882	—	$2,200,671,758

See accompanying Notes to Financial Statements.

15

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (93.5%)
AUSTRALIA — (5.6%)
Wesfarmers, Ltd.	881,538	$23,631,666	1.4%
Other Securities		78,862,122	4.6%

TOTAL AUSTRALIA		102,493,788	6.0%

AUSTRIA — (0.2%)
Other Securities		4,284,781	0.3%

BELGIUM — (0.7%)
Other Securities		13,606,669	0.8%

CANADA — (10.0%)
Bank of Montreal	181,196	11,253,845	0.7%
EnCana Corp.	317,563	10,504,151	0.6%
Goldcorp, Inc.	236,291	10,214,154	0.6%
Manulife Financial Corp.	583,408	10,521,790	0.6%
Sun Life Financial, Inc.	488,350	14,360,125	0.9%
*Teck Resources, Ltd. Class B	230,012	9,039,259	0.5%
Thomson Reuters Corp.	335,015	12,070,830	0.7%
Toronto Dominion Bank	322,721	23,986,450	1.4%
TransCanada Corp.	397,873	14,037,968	0.8%
Other Securities		65,920,429	3.8%

TOTAL CANADA		181,909,001	10.6%

DENMARK — (1.3%)
Other Securities		24,107,513	1.4%

FINLAND — (1.3%)
Other Securities		23,084,521	1.3%

FRANCE — (8.5%)
AXA SA	948,963	18,858,204	1.1%
BNP Paribas SA	295,719	20,311,827	1.2%
#Compagnie de Saint-Gobain SA	267,410	13,200,828	0.8%
PPR SA	61,307	8,239,647	0.5%
Societe Generale Paris SA	234,110	12,501,311	0.7%
Vivendi SA	551,039	14,455,114	0.8%
Other Securities		68,553,357	4.0%

TOTAL FRANCE		156,120,288	9.1%

GERMANY — (8.3%)
#Allianz SE	188,633	21,570,872	1.3%
Bayerische Motoren Werke AG	235,671	11,655,595	0.7%
Daimler AG	505,191	25,853,265	1.5%
Deutsche Telekom AG	920,799	12,114,099	0.7%
E.ON AG	395,718	14,635,269	0.8%
#Munchener Rueckversicherungs-Gesellschaft AG	109,310	15,405,475	0.9%
Other Securities		50,390,792	2.9%

TOTAL GERMANY		151,625,367	8.8%

GREECE — (0.1%)
Other Securities		2,382,096	0.1%

HONG KONG — (1.7%)
Hutchison Whampoa, Ltd.	1,568,000	10,761,349	0.6%
Other Securities		20,585,483	1.2%

TOTAL HONG KONG		31,346,832	1.8%

16

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.0%)
Other Securities		$900,099	0.1%

ITALY — (1.7%)
Other Securities		31,550,199	1.8%

JAPAN — (16.9%)
FUJIFILM Holdings Corp.	363,000	12,440,554	0.7%
Mitsubishi Heavy Industries, Ltd.	2,049,000	8,253,533	0.5%
*Nissan Motor Co., Ltd.	1,108,400	9,644,363	0.6%
Sony Corp. Sponsored ADR	575,847	19,705,484	1.1%
Other Securities		257,716,184	15.0%

TOTAL JAPAN		307,760,118	17.9%

NETHERLANDS — (4.0%)
ArcelorMittal NV	511,865	19,919,348	1.2%
Koninklijke Philips Electronics NV	814,648	27,355,206	1.6%
Other Securities		24,984,542	1.4%

TOTAL NETHERLANDS		72,259,096	4.2%

NEW ZEALAND — (0.1%)
Other Securities		1,152,581	0.1%

NORWAY — (1.0%)
Other Securities		17,527,467	1.0%

PORTUGAL — (0.1%)
Other Securities		2,073,322	0.1%

SINGAPORE — (1.5%)
DBS Group Holdings, Ltd.	937,900	10,327,210	0.6%
Other Securities		16,145,493	0.9%

TOTAL SINGAPORE		26,472,703	1.5%

SPAIN — (3.4%)
Banco Santander SA	1,411,000	17,941,376	1.0%
Repsol YPF SA	453,348	10,644,506	0.6%
Other Securities		33,973,611	2.0%

TOTAL SPAIN		62,559,493	3.6%

SWEDEN — (2.9%)
Nordea Bank AB	2,196,800	21,432,491	1.2%
Other Securities		32,209,047	1.9%

TOTAL SWEDEN		53,641,538	3.1%

SWITZERLAND — (7.4%)
Compagnie Financiere Richemont SA Series A	393,600	14,517,520	0.8%
Credit Suisse Group AG	324,252	14,882,445	0.9%
Credit Suisse Group AG Sponsored ADR	198,516	9,072,181	0.5%
*Holcim, Ltd. AG	205,405	15,306,498	0.9%
*Swiss Reinsurance Co., Ltd. AG	263,053	11,408,202	0.7%
#*UBS AG	602,388	9,332,304	0.5%
Zurich Financial Services AG	121,786	26,999,327	1.6%
Other Securities		33,495,219	1.9%

TOTAL SWITZERLAND		135,013,696	7.8%

UNITED KINGDOM — (16.8%)
Aviva P.L.C.	1,853,237	9,796,931	0.6%
BP P.L.C. Sponsored ADR	161,120	8,402,408	0.5%
HSBC Holdings P.L.C. Sponsored ADR	538,819	27,420,499	1.6%
Kingfisher P.L.C.	2,682,072	10,221,668	0.6%

17

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Royal Dutch Shell P.L.C. ADR	887,521	$53,854,774	3.1%
SABmiller P.L.C.	324,677	10,178,685	0.6%
Vodafone Group P.L.C.	15,557,592	34,454,502	2.0%
Vodafone Group P.L.C. Sponsored ADR	1,576,425	34,996,635	2.0%
William Morrison Supermarkets P.L.C.	2,153,935	9,529,507	0.6%
*Xstrata P.L.C.	1,031,575	16,976,405	1.0%
Other Securities		90,145,550	5.2%

TOTAL UNITED KINGDOM		305,977,564	17.8%

TOTAL COMMON STOCKS		1,707,848,732	99.2%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		—	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,975,000 FHLMC 5.00%, 10/15/24, valued at $2,120,656) to be repurchased at $2,089,033	$2,089	2,089,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.4%)
§@DFA Short Term Investment Fund	112,342,565	112,342,565	6.5%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $3,851,299) to be repurchased at $3,802,108	$3,802	3,802,051	0.2%

TOTAL SECURITIES LENDING COLLATERAL		116,144,616	6.7%

TOTAL INVESTMENTS — (100.0%) (Cost $1,642,508,464)		$1,826,082,348	106.0%

18

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$358,131	$102,135,657	—	$102,493,788
Austria	—	4,284,781	—	4,284,781
Belgium	877,362	12,729,307	—	13,606,669
Canada	181,909,001	—	—	181,909,001
Denmark	—	24,107,513	—	24,107,513
Finland	—	23,084,521	—	23,084,521
France	8,040,648	148,079,640	—	156,120,288
Germany	36,623,797	115,001,570	—	151,625,367
Greece	—	2,382,096	—	2,382,096
Hong Kong	—	31,346,832	—	31,346,832
Ireland	900,099	—	—	900,099
Italy	2,857,255	28,692,944	—	31,550,199
Japan	36,466,817	271,293,301	—	307,760,118
Netherlands	1,843,275	70,415,821	—	72,259,096
New Zealand	—	1,152,581	—	1,152,581
Norway	—	17,527,467	—	17,527,467
Portugal	—	2,073,322	—	2,073,322
Singapore	—	26,472,703	—	26,472,703
Spain	27,955,649	34,603,844	—	62,559,493
Sweden	450,800	53,190,738	—	53,641,538
Switzerland	14,978,612	120,035,084	—	135,013,696
United Kingdom	139,908,254	166,069,310	—	305,977,564
Rights/Warrants
Hong Kong	—	—	—	—
Temporary Cash Investments	—	2,089,000	—	2,089,000
Securities Lending Collateral	—	116,144,616	—	116,144,616

TOTAL	$453,169,700	$1,372,912,648	—	$1,826,082,348

See accompanying Notes to Financial Statements.

19

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (94.4%)
AUSTRALIA — (5.0%)
Australia & New Zealand Banking Group, Ltd.	96,142	$2,129,476	0.3%
Commonwealth Bank of Australia NL	51,776	2,770,251	0.3%
National Australia Bank, Ltd.	65,156	1,664,663	0.2%
Other Securities		36,273,151	4.4%

TOTAL AUSTRALIA		42,837,541	5.2%

AUSTRIA — (0.4%)
Other Securities		3,662,725	0.4%

BELGIUM — (0.7%)
Other Securities		6,081,766	0.7%

BRAZIL — (1.7%)
Petroleo Brasileiro SA ADR	43,506	1,845,960	0.2%
*Vale SA Sponsored ADR	52,700	1,614,201	0.2%
Other Securities		11,236,397	1.4%

TOTAL BRAZIL		14,696,558	1.8%

CANADA — (7.8%)
Royal Bank of Canada	39,374	2,387,325	0.3%
Suncor Energy, Inc.	70,464	2,410,538	0.3%
*Teck Resources, Ltd. Class B	51,800	2,035,692	0.3%
Toronto Dominion Bank	37,400	2,779,779	0.3%
Other Securities		57,465,056	6.9%

TOTAL CANADA		67,078,390	8.1%

CHILE — (0.4%)
Other Securities		3,667,861	0.4%

CHINA — (5.9%)
Bank of China, Ltd.	3,518,000	1,811,014	0.2%
China Construction Bank Corp.	3,260,000	2,651,480	0.3%
China Mobile, Ltd. Sponsored ADR	69,361	3,391,753	0.4%
Other Securities		42,851,027	5.2%

TOTAL CHINA		50,705,274	6.1%

CZECH REPUBLIC — (0.1%)
Other Securities		966,058	0.1%

DENMARK — (0.7%)
Other Securities		5,976,913	0.7%

FINLAND — (1.0%)
Other Securities		8,834,578	1.1%

FRANCE — (5.7%)
BNP Paribas SA	44,021	3,023,637	0.4%
#Compagnie de Saint-Gobain SA	33,002	1,629,160	0.2%
GDF Suez SA	58,270	2,072,285	0.2%
#Schneider Electric SA	14,962	1,698,615	0.2%
Societe Generale Paris SA	29,251	1,561,983	0.2%
Other Securities		39,071,129	4.7%

TOTAL FRANCE		49,056,809	5.9%

GERMANY — (4.0%)
Allianz SE	14,002	1,601,180	0.2%
Deutsche Bank AG	23,800	1,634,584	0.2%

20

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (Continued)
E.ON AG	53,444	$1,976,578	0.2%
Other Securities		29,025,047	3.5%

TOTAL GERMANY		34,237,389	4.1%

GREECE — (0.5%)
Other Securities		4,407,972	0.5%

HONG KONG — (1.6%)
Other Securities		13,506,743	1.6%

HUNGARY — (0.2%)
Other Securities		1,439,733	0.2%

INDIA — (2.6%)
Other Securities		22,575,776	2.7%

INDONESIA — (0.7%)
Other Securities		6,181,644	0.7%

IRELAND — (0.4%)
Other Securities		3,534,791	0.4%

ISRAEL — (0.6%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	30,070	1,766,011	0.2%
Other Securities		3,654,801	0.5%

TOTAL ISRAEL		5,420,812	0.7%

ITALY — (1.9%)
*UniCredit SpA	733,597	1,922,542	0.2%
Other Securities		14,748,238	1.8%

TOTAL ITALY		16,670,780	2.0%

JAPAN — (14.1%)
Mitsubishi UFJ Financial Group, Inc. ADR	441,377	2,281,919	0.3%
*Toyota Motor Corp. Sponsored ADR	32,234	2,484,919	0.3%
Other Securities		116,259,387	14.0%

TOTAL JAPAN		121,026,225	14.6%

MALAYSIA — (0.8%)
Other Securities		6,579,781	0.8%

MEXICO — (0.9%)
Other Securities		7,877,037	1.0%

NETHERLANDS — (2.0%)
*ING Groep NV Sponsored ADR	263,004	2,332,845	0.3%
Philips Electronics NV ADR	60,425	2,014,570	0.3%
Other Securities		12,639,363	1.5%

TOTAL NETHERLANDS		16,986,778	2.1%

NEW ZEALAND — (0.2%)
Other Securities		1,640,873	0.2%

NORWAY — (0.8%)
Other Securities		6,577,799	0.8%

PHILIPPINES — (0.2%)
Other Securities		1,419,791	0.2%

POLAND — (0.4%)
Other Securities		3,345,171	0.4%

21

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.3%)
Other Securities		$2,486,881	0.3%

RUSSIA — (0.7%)
*Gazprom OAO Sponsored ADR	83,871	1,925,361	0.2%
Other Securities		4,028,615	0.5%

TOTAL RUSSIA		5,953,976	0.7%

SINGAPORE — (1.2%)
Other Securities		9,992,719	1.2%

SOUTH AFRICA — (1.7%)
Other Securities		14,627,236	1.8%

SOUTH KOREA — (3.0%)
Other Securities		25,544,589	3.1%

SPAIN — (1.9%)
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	146,546	1,924,149	0.2%
Banco Santander SA	200,628	2,551,058	0.3%
Banco Santander SA Sponsored ADR	159,655	1,970,143	0.2%
Other Securities		9,473,246	1.2%

TOTAL SPAIN		15,918,596	1.9%

SWEDEN — (1.8%)
Other Securities		15,842,722	1.9%

SWITZERLAND — (4.2%)
Credit Suisse Group AG	43,068	1,976,725	0.3%
*Holcim, Ltd. AG	31,260	2,329,452	0.3%
Nestle SA	33,903	1,658,905	0.2%
*Novartis AG ADR	69,100	3,513,735	0.4%
*UBS AG ADR	128,000	1,973,760	0.2%
Zurich Financial Services AG	11,771	2,609,570	0.3%
Other Securities		22,342,064	2.7%

TOTAL SWITZERLAND		36,404,211	4.4%

TAIWAN — (2.7%)
Other Securities		23,614,639	2.9%

THAILAND — (0.4%)
Other Securities		3,693,118	0.4%

TURKEY — (0.5%)
Other Securities		4,499,865	0.5%

UNITED KINGDOM — (14.7%)
*Anglo American P.L.C.	83,163	3,532,426	0.4%
Barclays P.L.C.	504,400	2,594,267	0.3%
BP P.L.C. Sponsored ADR	102,720	5,356,848	0.6%
HSBC Holdings P.L.C.	320,930	3,267,856	0.4%
HSBC Holdings P.L.C. Sponsored ADR	105,320	5,359,735	0.7%
Royal Dutch Shell P.L.C. ADR	113,333	6,877,046	0.8%
Royal Dutch Shell P.L.C. Series B	59,695	1,799,721	0.2%
SABmiller P.L.C.	64,455	2,020,676	0.2%
Standard Chartered P.L.C.	138,929	3,705,876	0.5%
Tesco P.L.C.	275,558	1,827,703	0.2%
Vodafone Group P.L.C. Sponsored ADR	259,999	5,771,978	0.7%
*Xstrata P.L.C.	176,940	2,911,863	0.4%

22

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Other Securities		$81,088,046	9.8%

TOTAL UNITED KINGDOM		126,114,041	15.2%

TOTAL COMMON STOCKS		811,686,161	97.8%

PREFERRED STOCKS — (1.4%)
AUSTRALIA — (0.0%)
Other Securities		15,674	0.0%

BRAZIL — (1.4%)
Cia Vale do Rio Doce	66,950	1,801,624	0.2%
Petroleo Brasileiro SA ADR	44,869	1,702,330	0.2%
Other Securities		8,689,818	1.1%

TOTAL BRAZIL		12,193,772	1.5%

TOTAL PREFERRED STOCKS		12,209,446	1.5%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		1	0.0%

FRANCE — (0.0%)
Other Securities		8,622	0.0%

HONG KONG — (0.0%)
Other Securities		6,830	0.0%

INDIA — (0.0%)
Other Securities		393	0.0%

ISRAEL — (0.0%)
Other Securities		378	0.0%

MALAYSIA — (0.0%)
Other Securities		1,546	0.0%

NORWAY — (0.0%)
Other Securities		12,732	0.0%

SPAIN — (0.0%)
Other Securities		1,763	0.0%

SWEDEN — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		32,265	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,965,000 FNMA 1.213%(v), 11/25/39, valued at $1,691,204) to be repurchased at $1,662,026	$1,662	1,662,000	0.2%

23

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (4.0%)
§@DFA Short Term Investment Fund	32,850,000	$32,850,000	4.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $972,245) to be repurchased at $959,827	$960	959,813	0.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $312,579) to be repurchased at $306,455	306	306,450	0.0%

TOTAL SECURITIES LENDING COLLATERAL		34,116,263	4.1%

TOTAL INVESTMENTS — (100.0%) (Cost $699,514,636)		$859,706,135	103.6%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,480,835	$41,356,706	—	$42,837,541
Austria	—	3,662,725	—	3,662,725
Belgium	1,156,779	4,924,987	—	6,081,766
Brazil	14,696,558	—	—	14,696,558
Canada	67,078,390	—	—	67,078,390
Chile	3,667,861	—	—	3,667,861
China	9,417,742	41,287,532	—	50,705,274
Czech Republic	—	966,058	—	966,058
Denmark	275,555	5,701,358	—	5,976,913
Finland	411,850	8,422,728	—	8,834,578
France	5,170,121	43,886,688	—	49,056,809
Germany	7,218,282	27,019,107	—	34,237,389
Greece	915,532	3,492,440	—	4,407,972
Hong Kong	22,539	13,484,204	—	13,506,743
Hungary	85,152	1,354,581	—	1,439,733
India	1,213,965	21,361,811	—	22,575,776
Indonesia	118,139	6,063,505	—	6,181,644
Ireland	763,197	2,771,594	—	3,534,791
Israel	2,218,195	3,202,617	—	5,420,812
Italy	1,229,161	15,441,619	—	16,670,780
Japan	13,140,783	107,885,442	—	121,026,225
Malaysia	—	6,579,781	—	6,579,781
Mexico	7,877,037	—	—	7,877,037
Netherlands	6,762,713	10,224,065	—	16,986,778
New Zealand	28,188	1,612,685	—	1,640,873

24

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	$190,973	$6,386,826	—	$6,577,799
Philippines	56,240	1,363,551	—	1,419,791
Poland	—	3,345,171	—	3,345,171
Portugal	3,550	2,483,331	—	2,486,881
Russia	—	5,953,976	—	5,953,976
Singapore	—	9,992,719	—	9,992,719
South Africa	1,946,597	12,680,639	—	14,627,236
South Korea	2,831,593	22,712,996	—	25,544,589
Spain	7,922,583	7,996,013	—	15,918,596
Sweden	1,045,437	14,797,285	—	15,842,722
Switzerland	8,124,750	28,279,461	—	36,404,211
Taiwan	386,936	23,227,703	—	23,614,639
Thailand	3,693,118	—	—	3,693,118
Turkey	279,265	4,220,600	—	4,499,865
United Kingdom	34,503,438	91,610,603	—	126,114,041
Preferred Stocks
Australia	—	15,674	—	15,674
Brazil	12,193,772	—	—	12,193,772
Rights/Warrants
Brazil	1	—	—	1
France	8,622	—	—	8,622
Hong Kong	2,897	3,933	—	6,830
India	—	393	—	393
Israel	—	378	—	378
Malaysia	223	1,323	—	1,546
Norway	—	12,732	—	12,732
Spain	1,763	—	—	1,763
Sweden	—	—	—	—
Temporary Cash Investments	—	1,662,000	—	1,662,000
Securities Lending Collateral	—	34,116,263	—	34,116,263

TOTAL	$218,140,332	$641,565,803	—	$859,706,135

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio	Tax-Managed U.S. Targeted Value Portfolio	Tax-Managed U.S. Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,942,441	$1,298,531	—	—
Investments at Value (including $0, $0, $325,601 and $247,571 of securities on loan, respectively)	—	—	$2,230,895	$1,182,345
Temporary Cash Investments at Value & Cost	—	—	—	5,080
Collateral Received from Securities on Loan at Value & Cost	—	—	352,625	267,077
Cash	—	—	1	—
Receivables:
Investment Securities Sold/Affiliated Investment Companies Sold	466	—	7,852	—
Dividends and Interest	—	—	729	364
Securities Lending Income	—	—	134	185
Fund Shares Sold	821	500	1,104	697
Prepaid Expenses and Other Assets	13	13	24	10

Total Assets	1,943,741	1,299,044	2,593,364	1,455,758

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	352,625	267,077
Investment Securities Purchased/Affiliated Investment Companies Purchased	—	92	—	—
Fund Shares Redeemed	1,287	408	1,373	1,196
Due to Advisor	246	155	776	491
Loan Payable	—	—	1,378	—
Accrued Expenses and Other Liabilities	82	57	113	75

Total Liabilities	1,615	712	356,265	268,839

NET ASSETS	$1,942,126	$1,298,332	$2,237,099	$1,186,919

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	136,270,745	102,121,998	112,687,799	56,931,113

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.25	$12.71	$19.85	$20.85

Investments in Affiliated Investment Companies at Cost	$1,659,477	$908,250	$—	$—

Investments at Cost	$—	$—	$1,767,289	$814,562

NET ASSETS CONSIST OF:
Paid-In Capital	$1,911,483	$1,379,964	$2,006,554	$1,071,870
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,503	2,538	826	561
Accumulated Net Realized Gain (Loss)	(254,824)	(474,451)	(233,887)	(253,295)
Net Unrealized Appreciation (Depreciation)	282,964	390,281	463,606	367,783

NET ASSETS	$1,942,126	$1,298,332	$2,237,099	$1,186,919

(1) NUMBER OF SHARES AUTHORIZED	700,000,000	500,000,000	700,000,000	500,000,000

See accompanying Notes to Financial Statements.

26

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio	Tax-Managed DFA International Value Portfolio	T.A. World ex U.S. Core Equity Portfolio
ASSETS:
Investments at Value (including $256,074, $108,419 and $31,634 of securities on loan, respectively)	$1,924,408	$1,707,849	$823,928
Temporary Cash Investments at Value & Cost	4,174	2,089	1,662
Collateral Received from Securities on Loan at Value & Cost	272,090	116,144	34,116
Foreign Currencies at Value	—	10,321	2,059
Cash	1	15	16
Receivables:
Investment Securities Sold	127	8,516	87
Dividends, Interest and Tax Reclaims	1,354	8,518	3,091
Securities Lending Income	79	250	48
Fund Shares Sold	799	1,212	594
Prepaid Expenses and Other Assets	21	21	19

Total Assets	2,203,053	1,854,935	865,620

LIABILITIES:
Payables:
Upon Return of Securities Loaned	272,090	116,144	34,116
Investment Securities Purchased	5	15,329	1,345
Fund Shares Redeemed	463	226	208
Due to Advisor	352	738	280
Unrealized Loss on Foreign Currency Contracts	—	17	—
Deferred Thailand Capital Gains Tax	—	—	171
Accrued Expenses and Other Liabilities	75	103	36

Total Liabilities	272,985	132,557	36,156

NET ASSETS	$1,930,068	$1,722,378	$829,464

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	232,110,600	123,462,797	94,607,514

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.32	$13.95	$8.77

Investments at Cost	$1,572,678	$1,524,275	$663,737

Foreign Currencies at Cost	$—	$10,239	$2,046

NET ASSETS CONSIST OF:
Paid-In Capital	$1,614,718	$1,682,249	$675,978
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,017	11,300	4,588
Accumulated Net Realized Gain (Loss)	(39,397)	(154,642)	(11,131)
Deferred Thailand Capital Gains Tax	—	—	(171)
Net Unrealized Foreign Exchange Gain (Loss)	—	(185)	(4)
Net Unrealized Appreciation (Depreciation)	351,730	183,656	160,204

NET ASSETS	$1,930,068	$1,722,378	$829,464

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	700,000,000	500,000,000

See accompanying Notes to Financial Statements.

27

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio
Investment Income
Dividends	$ 13,173	$ 11,253	$ 9,422
Interest	3	2	4
Income from Securities Lending	579	198	711
Expenses Allocated from Affiliated Investment Companies	(1,960)	(429)	—

Total Investment Income	11,795	11,024	10,137

Expenses
Investment Advisory Services Fees	—	—	4,100
Administrative Services Fees	1,350	926	—
Accounting & Transfer Agent Fees	19	15	118
Custodian Fees	—	—	19
Filing Fees	51	53	57
Shareholders’ Reports	21	14	23
Directors’/Trustees’ Fees & Expenses	10	7	11
Professional Fees	13	10	27
Other	9	7	18

Total Expenses	1,473	1,032	4,373

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(112)	—

Net Expenses	1,473	920	4,373

Net Investment Income (Loss)	10,322	10,104	5,764

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	34,462	7,900	35,415
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	335,952	176,350	521,529

Net Realized and Unrealized Gain (Loss)	370,414	184,250	556,944

Net Increase (Decrease) in Net Assets Resulting from Operations	$380,736	$194,354	$562,708

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

28

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio	T.A. U.S. Core Equity 2 Portfolio	Tax-Managed DFA International Value Portfolio	T.A. World ex U.S. Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $2,128 and $693, respectively)	$ 4,714	$ 12,568	$20,715	$ 7,944
Interest	2	6	7	6
Income from Securities Lending	1,078	604	643	195

Total Investment Income	5,794	13,178	21,365	8,145

Expenses
Investment Advisory Services Fees	2,660	1,876	4,258	1,514
Accounting & Transfer Agent Fees	69	104	107	54
Custodian Fees	37	20	104	109
Filing Fees	33	98	49	20
Shareholders’ Reports	16	15	22	7
Directors’/Trustees’ Fees & Expenses	6	9	10	5
Professional Fees	15	21	25	12
Other	12	13	21	8

Total Expenses	2,848	2,156	4,596	1,729

Net Investment Income (Loss)	2,946	11,022	16,769	6,416

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(21,359)	10,491	15,354	884
Foreign Currency Transactions	—	—	(536)	(50)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	288,124	320,898	35,192	51,204
Translation of Foreign Currency Denominated Amounts	—	—	(259)	(29)
Change in Deferred Thailand Capital Gains Tax	—	—	—	(70)

Net Realized and Unrealized Gain (Loss)	266,765	331,389	49,751	51,939

Net Increase (Decrease) in Net Assets Resulting from Operations	$269,711	$342,411	$66,520	$58,355

See accompanying Notes to Financial Statements.

29

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio		Tax-Managed U.S. Equity Portfolio		Tax-Managed U.S. Targeted Value Portfolio		Tax-Managed U.S. Small Cap Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,322	$28,859	$10,104	$23,106	$5,764	$15,084	$2,946	$7,642
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Sold	34,462	(170,564)	7,900	(289,047)	35,415	(225,418)	(21,359)	(183,556)
Futures	—	1,628	—	2,732	—	1,204	—	(1,022)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies	335,952	293,293	176,350	328,913	521,529	287,952	288,124	193,172
Futures	—	(11)	—	—	—	(13)	—	(8)

Net Increase (Decrease) in Net Assets Resulting from Operations	380,736	153,205	194,354	65,704	562,708	78,809	269,711	16,228

Distributions From:
Net Investment Income	(11,154)	(34,714)	(10,325)	(25,432)	(6,367)	(20,085)	(3,253)	(10,036)

Total Distributions	(11,154)	(34,714)	(10,325)	(25,432)	(6,367)	(20,085)	(3,253)	(10,036)

Capital Share Transactions (1):
Shares Issued	149,726	755,723	89,420	513,816	181,138	870,260	75,886	439,219
Shares Issued in Lieu of Cash Distributions	10,733	33,539	9,164	22,376	6,305	19,909	3,166	9,806
Shares Redeemed	(206,171)	(866,254)	(125,730)	(703,345)	(207,028)	(911,324)	(115,736)	(575,467)

Net Increase (Decrease) from Capital Share Transactions	(45,712)	(76,992)	(27,146)	(167,153)	(19,585)	(21,155)	(36,684)	(126,442)

Total Increase (Decrease) in Net Assets	323,870	41,499	156,883	(126,881)	536,756	37,569	229,774	(120,250)
Net Assets
Beginning of Period	1,618,256	1,576,757	1,141,449	1,268,330	1,700,343	1,662,774	957,145	1,077,395

End of Period	$1,942,126	$1,618,256	$1,298,332	$1,141,449	$2,237,099	$1,700,343	$1,186,919	$957,145

(1) Shares Issued and Redeemed:
Shares Issued	11,695	81,360	7,507	54,781	10,611	71,153	4,177	32,424
Shares Issued in Lieu of Cash Distributions	859	3,525	781	2,355	393	1,600	180	703
Shares Redeemed	(15,671)	(94,446)	(10,513)	(75,273)	(11,939)	(74,530)	(6,289)	(42,310)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,117)	(9,561)	(2,225)	(18,137)	(935)	(1,777)	(1,932)	(9,183)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,503	$3,335	$2,538	$2,759	$826	$1,429	$561	$868

See accompanying Notes to Financial Statements.

30

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio		Tax-Managed DFA International Value Portfolio		T.A. World ex U.S. Core Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,022	$19,903	$16,769	$39,126	$6,416	$11,410
Net Realized Gain (Loss) on:
Investment Securities Sold	10,491	(41,654)	15,354	(153,420)	884	(8,990)
Futures	—	(854)	—	(264)	—	(660)
Foreign Currency Transactions	—	—	(536)	875	(50)	97
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	320,898	211,836	35,192	509,093	51,204	196,743
Futures	—	(1)	—	(2)	—	(1)
Translation of Foreign Currency Denominated Amounts	—	—	(259)	390	(29)	(31)
Change in Deferred Thailand Capital Gains Tax	—	—	—	—	(70)	(101)

Net Increase (Decrease) in Net Assets Resulting from Operations	342,411	189,230	66,520	395,798	58,355	198,467

Distributions From:
Net Investment Income	(11,085)	(18,642)	(9,722)	(45,214)	(3,600)	(10,761)

Total Distributions	(11,085)	(18,642)	(9,722)	(45,214)	(3,600)	(10,761)

Capital Share Transactions (1):
Shares Issued	291,467	1,195,628	172,856	664,208	164,585	495,969
Shares Issued in Lieu of Cash Distributions	10,949	18,449	9,438	43,924	3,521	10,580
Shares Redeemed	(148,560)	(524,944)	(154,548)	(814,111)	(62,125)	(253,845)

Net Increase (Decrease) from Capital Share Transactions	153,856	689,133	27,746	(105,979)	105,981	252,704

Total Increase (Decrease) in Net Assets	485,182	859,721	84,544	244,605	160,736	440,410
Net Assets
Beginning of Period	1,444,886	585,165	1,637,834	1,393,229	668,728	228,318

End of Period	$1,930,068	$1,444,886	$1,722,378	$1,637,834	$829,464	$668,728

(1) Shares Issued and Redeemed:
Shares Issued	38,624	209,711	12,408	66,593	19,195	85,214
Shares Issued in Lieu of Cash Distributions	1,484	3,194	684	3,975	416	1,589
Shares Redeemed	(19,422)	(94,288)	(11,073)	(81,205)	(7,250)	(43,612)

Net Increase (Decrease) from Shares Issued and Redeemed	20,686	118,617	2,019	(10,637)	12,361	43,191

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,017	$3,080	$11,300	$4,253	$4,588	$1,772
See accompanying Notes to Financial Statements.

31

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Tax-Managed U.S. Marketwide Value Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$11.61	$10.59	$17.51	$17.67	$15.26	$13.27	$11.12

Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.21	(A)	0.27	(A)	0.27	(A)	0.24	(A)	0.18	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	2.65	1.06	(6.66)	(0.16)	2.39	1.96	2.13

Total from Investment Operations	2.72	1.27	(6.39)	0.11	2.63	2.14	2.24

Less Distributions
Net Investment Income	(0.08)	(0.25)	(0.29)	(0.27)	(0.22)	(0.15)	(0.09)
Net Realized Gains	—	—	(0.24)	—	—	—	—

Total Distributions	(0.08)	(0.25)	(0.53)	(0.27)	(0.22)	(0.15)	(0.09)

Net Asset Value, End of Period	$14.25	$11.61	$10.59	$17.51	$17.67	$15.26	$13.27

Total Return	23.53	%(C)	12.54%	(37.53	)%(C)	0.54%	17.45%	16.27%	20.24%

Net Assets, End of Period (thousands)	$1,942,126	$1,618,256	$1,576,757	$2,747,843	$2,505,779	$1,754,320	$1,197,227
Ratio of Expenses to Average Net Assets (D)	0.38	%(B)	0.40%	0.38	%(B)	0.37%	0.38%	0.40%	0.42%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.38	%(B)	0.40%	0.38	%(B)	0.37%	0.38%	0.40%	0.42%
Ratio of Net Investment Income to Average Net Assets	1.16	%(B)	2.07%	1.93	%(B)	1.45%	1.47%	1.35%	0.97%

Tax-Managed U.S. Equity Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$10.94	$10.36	$15.57	$14.75	$13.26	$12.23	$11.05

Income from Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.22	(A)	0.23	(A)	0.25	(A)	0.21	(A)	0.16	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	1.77	0.60	(5.19)	0.81	1.47	1.05	1.18

Total from Investment Operations	1.87	0.82	(4.96)	1.06	1.68	1.21	1.32

Less Distributions
Net Investment Income	(0.10)	(0.24)	(0.25)	(0.24)	(0.19)	(0.18)	(0.14)
Net Realized Gains	—	—	—	—	—	—	—

Total Distributions	(0.10)	(0.24)	(0.25)	(0.24)	(0.19)	(0.18)	(0.14)

Net Asset Value, End of Period	$12.71	$10.94	$10.36	$15.57	$14.75	$13.26	$12.23

Total Return	17.17	%(C)	8.30%	(32.30	)%(C)	7.23%	12.84%	9.97%	12.03%

Net Assets, End of Period (thousands)	$1,298,332	$1,141,449	$1,268,330	$1,823,812	$1,487,611	$999,215	$618,888
Ratio of Expenses to Average Net Assets (D)	0.22	%(B)	0.22%	0.22	%(B)	0.22%	0.23%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.24	%(B)	0.26%	0.23	%(B)	0.23%	0.24%	0.26%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.65	%(B)	2.24%	1.76	%(B)	1.59%	1.55%	1.35%	1.37%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

32

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Tax-Managed U.S. Targeted Value Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$ 14.96	$ 14.41	$ 23.09	$ 27.39	$ 25.60	$ 23.32	$ 19.22
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.14	(A)	0.20	(A)	0.25	(A)	0.22	(A)	0.09	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	4.90	0.60	(7.29)	(1.87)	3.90	2.68	4.09
Total from Investment Operations	4.95	0.74	(7.09)	(1.62)	4.12	2.77	4.18

Less Distributions
Net Investment Income	(0.06)	(0.19)	(0.18)	(0.24)	(0.19)	(0.10)	(0.08)
Net Realized Gains	—	—	(1.41)	(2.44)	(2.14)	(0.39)	—
Total Distributions	(0.06)	(0.19)	(1.59)	(2.68)	(2.33)	(0.49)	(0.08)

Net Asset Value, End of Period	$ 19.85	$ 14.96	$ 14.41	$ 23.09	$ 27.39	$ 25.60	$ 23.32

Total Return	33.15	%(C)	5.41%	(32.85	)%(C)	(6.58)%	17.70%	12.09%	21.84%

Net Assets, End of Period (thousands)	$2,237,099	$1,700,343	$1,662,774	$2,905,694	$3,203,763	$2,634,891	$2,078,718
Ratio of Expenses to Average Net Assets	0.45	%(B)	0.47%	0.45	%(B)	0.47%	0.53%	0.55%	0.56%
Ratio of Net Investment Income to Average Net Assets	0.60	%(B)	1.04%	1.07	%(B)	0.98%	0.85%	0.39%	0.45%
Portfolio Turnover Rate	16	%(C)	34%	40	%(C)	28%	35%	21%	21%

Tax-Managed U.S. Small Cap Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$ 16.26	$ 15.83	$ 25.86	$ 26.27	$ 22.95	$ 20.53	$ 17.84
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.13	(A)	0.19(A	)	0.18	(A)	0.10	(A)	0.04	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	4.60	0.47	(7.87)	(0.42)	3.30	2.42	2.69
Total from Investment Operations	4.65	0.60	(7.68)	(0.24)	3.40	2.46	2.70

Less Distributions
Net Investment Income	(0.06)	(0.17)	(0.18)	(0.17)	(0.08)	(0.04)	(0.01)
Net Realized Gains	—	—	(2.17)	—	—	—	—
Total Distributions	(0.06)	(0.17)	(2.35)	(0.17)	(0.08)	(0.04)	(0.01)

Net Asset Value, End of Period	$ 20.85	$ 16.26	$ 15.83	$ 25.86	$ 26.27	$ 22.95	$ 20.53

Total Return	28.64	%(C)	3.98%	(32.53	)%(C)	(0.94)%	14.88%	11.98%	15.17%

Net Assets, End of Period (thousands)	$1,186,919	$957,145	$1,077,395	$1,779,245	$1,653,038	$1,242,288	$958,233
Ratio of Expenses to Average Net Assets	0.54	%(B)	0.55%	0.53	%(B)	0.53%	0.53%	0.55%	0.56%
Ratio of Net Investment Income to Average Net Assets	0.56	%(B)	0.88%	0.98	%(B)	0.65%	0.41%	0.21%	0.08%
Portfolio Turnover Rate	13	%(C)	28%	39	%(C)	31%	22%	15%	7%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

33

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

T.A. U.S. Core Equity 2 Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 4, 2007(a) to Nov. 30, 2007

(Unaudited)
Net Asset Value, Beginning of Period	$ 6.83	$ 6.31	$ 9.40	$ 10.00
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.11	(A)	0.13	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.49	0.52	(3.12)	(0.62)
Total from Investment Operations	1.54	0.63	(2.99)	(0.60)

Less Distributions
Net Investment Income	(0.05)	(0.11)	(0.10)	—
Net Realized Gains	—	—	—	—
Total Distributions	(0.05)	(0.11)	(0.10)	—

Net Asset Value, End of Period	$ 8.32	$ 6.83	$ 6.31	$ 9.40

Total Return	22.64	%(C)	10.28%	(32.16	)%(C)	(6.00	)%(C)

Net Assets, End of Period (thousands)	$1,930,068	$1,444,886	$585,165	$106,507
Ratio of Expenses to Average Net Assets	0.25	%(B)	0.28%	0.29	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.25	%(B)	0.28%	0.29	%(B)	0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.30	%(B)	1.82%	1.75	%(B)	2.09	%(B)(E)
Portfolio Turnover Rate	3	%(C)	5%	9	%(C)	0	%(C)

Tax-Managed DFA International Value Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$ 13.49	$ 10.55	$ 21.91	$ 19.96	$ 15.51	$ 13.63	$ 10.84
Income from Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.32	(A)	0.59	(A)	0.59	(A)	0.54	(A)	0.33	(A)	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.40	3.00	(9.60)	2.76	4.71	1.90	2.93
Total from Investment Operations	0.54	3.32	(9.01)	3.35	5.25	2.23	3.15

Less Distributions
Net Investment Income	(0.08)	(0.38)	(0.64)	(0.48)	(0.59)	(0.35)	(0.36)
Net Realized Gains	—	—	(1.71)	(0.92)	(0.21)	—	—
Total Distributions	(0.08)	(0.38)	(2.35)	(1.40)	(0.80)	(0.35)	(0.36)

Net Asset Value, End of Period	$ 13.95	$ 13.49	$ 10.55	$ 21.91	$ 19.96	$ 15.51	$ 13.63

Total Return	4.01	%(C)	32.27%	(45.58	)%(C)	17.51%	35.01%	16.63%	29.69%

Net Assets, End of Period (thousands)	$1,722,378	$1,637,834	$1,393,229	$2,859,270	$2,370,683	$1,571,217	$1,082,275
Ratio of Expenses to Average Net Assets	0.54	%(B)	0.56%	0.54	%(B)	0.54%	0.54%	0.60%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.54	%(B)	0.56%	0.54	%(B)	0.54%	0.54%	0.60%	0.65%
Ratio of Net Investment Income to Average Net Assets	1.98	%(B)	2.92%	3.76	%(B)	2.77%	3.04%	2.23%	1.91%
Portfolio Turnover Rate	12	%(C)	24%	24	%(C)	20%	13%	11%	7%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	T.A World ex U.S. Core Equity Portfolio
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period March 6, 2008(a) to Oct. 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$ 8.13		$ 5.85	$ 10.00
Income from Investment Operations
Net Investment Income (Loss)(A)	0.07		0.16	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	0.61		2.27	(4.15)
Total from Investment Operations	0.68		2.43	(4.00)

Less Distributions
Net Investment Income	(0.04)		(0.15)	(0.15)
Total Distributions	(0.04)		(0.15)	(0.15)

Net Asset Value, End of Period	$ 8.77		$ 8.13	$ 5.85

Total Return	8.41	%(C)	42.13%	(40.61)%(C	)

Net Assets, End of Period (thousands)	$829,464		$668,728	$228,318
Ratio of Expenses to Average Net Assets	0.46	%(B)	0.54%	0.60%(B)	(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.46	%(B)	0.51%	0.85%(B)	(E)
Ratio of Net Investment Income to Average Net Assets.	1.71	%(B)	2.38%	3.27%(B)	(E)
Portfolio Turnover Rate	0	%(C)	5%	2%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, seven of which (the “Portfolios”) are included in this section of the report.

Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the “Feeder Funds”) primarily invest their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the “Series”), respectively. At April 30, 2010, Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio owned 71% and 100% of their respective Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: Securities held by Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S Small Cap Portfolio and T.A. U.S. Core Equity 2 Portfolio (the “Domestic Equity Portfolios”) and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

36

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the International Equity Portfolios’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded.

For Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

37

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Feeder Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

T.A. World ex U.S. Core Equity Portfolio’s investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. T.A. World ex U.S. Core Equity Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. T.A. World ex U.S. Core Equity Portfolio is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or “the Advisor”) provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of

38

Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios, except for the Feeder Funds. For the six months ended April 30, 2010, the Portfolios’ administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

	Administrative Services Fees	Advisory Services Fees
Tax-Managed U.S. Marketwide Value Portfolio	0.15%	—
Tax-Managed U.S. Equity Portfolio	0.15%	—
Tax-Managed U.S. Targeted Value Portfolio	—	0.42%
Tax-Managed U.S. Small Cap Portfolio	—	0.50%
T.A. U.S. Core Equity 2 Portfolio	—	0.22%
Tax-Managed DFA International Value Portfolio	—	0.50%
T.A. World ex U.S. Core Equity Portfolio	—	0.40%

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administrative/advisory fees, and in certain instances assumes certain expenses of the Portfolio, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2010, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios listed are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Tax-Managed U.S. Equity Portfolio (1)	0.22%	—	$705
T.A. U.S. Core Equity 2 Portfolio (2)	0.30%	—	—
T.A. World ex U.S. Core Equity Portfolio (3)	0.60%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio’s assets invested in its Series) to the extent necessary to reduce the Portfolio’s expenses when its total operating expenses exceed the rate listed above of the average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than rate listed above of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recover will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive all or a portion of the Portfolio’s advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly or indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to

39

0.40% of the Portfolio’s average net assets on an annualized basis. In addition, the Advisor has also contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above of the Portfolio’s average net assets on an annualized basis. At any time that the annualized Portfolio’s Expenses of the Portfolio are less than the rate listed above of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid to the CCO by the Fund were $108 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$45
Tax-Managed U.S. Equity Portfolio	31
Tax-Managed U.S. Targeted Value Portfolio	47
Tax-Managed U.S. Small Cap Portfolio	26
T.A. U.S. Core Equity 2 Portfolio	41
Tax-Managed DFA International Value Portfolio	44
T.A. World ex U.S. Core Equity Portfolio	19

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
Tax-Managed U.S. Targeted Value Portfolio	$303,667	$321,926
Tax-Managed U.S. Small Cap Portfolio	131,860	170,583
T.A. U.S. Core Equity 2 Portfolio	207,184	53,226
Tax-Managed DFA International Value Portfolio	224,535	192,926
T.A. World ex U.S. Core Equity Portfolio	110,283	3,112

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally

40

accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to net realized foreign currency gains/losses and net realized gains on securities considered to be “passive foreign investment companies” and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Tax-Managed U.S. Small Cap Portfolio	—	$ (7)	$ 7
T.A. U.S. Core Equity 2 Portfolio	—	(8)	8
Tax-Managed DFA International Value Portfolio	—	872	(872)
T.A. World ex U.S. Core Equity Portfolio	$13	109	(122)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Marketwide Value Portfolio
2007	$39,785	—	$39,785
2008	44,892	$36,004	80,896
2009	34,714	—	34,714
Tax-Managed U.S. Equity Portfolio
2007	25,931	—	25,931
2008	30,460	—	30,460
2009	25,432	—	25,432
Tax-Managed U.S. Targeted Value Portfolio
2007	33,610	298,723	$332,333
2008	21,996	152,305	174,301
2009	20,085	—	20,085
Tax-Managed U.S. Small Cap Portfolio
2007	11,633	5,395	17,028
2008	13,069	140,269	153,338
2009	10,036	—	10,036
T.A. U.S. Core Equity 2 Portfolio
2007	—	—	—
2008	4,648	—	4,648
2009	18,642	—	18,642
Tax-Managed DFA International Value Portfolio
2007	62,952	112,266	175,218
2008	89,577	217,870	307,447
2009	45,214	—	45,214

41

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
T.A. World ex U.S. Core Equity Portfolio
2008	$1,192	—	$1,192
2009	10,761	—	10,761

T.A. World ex U.S. Core Equity Portfolio commenced operations on March 6. 2008.

At October 31, 2009, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Real Estate Securities Portfolio	$1,139	—	$1,139
DFA Global Real Estate Securities Portfolio	319	—	319
DFA International Small Cap Value Portfolio	2,537	—	2,537
International Vector Equity Portfolio	29	—	29
Emerging Markets Portfolio	3,546	$2,984	6,530

At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$3,360	$(289,226)	$(285,866)
Tax-Managed U.S. Equity Portfolio	2,788	(493,914)	(491,126)
Tax-Managed U.S. Targeted Value Portfolio	1,374	(268,973)	(267,599)
Tax-Managed U.S. Small Cap Portfolio	696	(231,307)	(230,611)
T.A. U.S. Core Equity 2 Portfolio	3,092	(49,818)	(46,726)
Tax-Managed DFA International Value Portfolio	4,292	(164,699)	(160,407)
T.A. World ex U.S. Core Equity Portfolio	1,785	(9,680)	(7,895)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2010	2011	2013	2014	2015	2016	2017	Total
Tax-Managed U.S. Marketwide Value Portfolio	—	—	—	—	—	$120,399	$168,827	$289,226
Tax-Managed U.S. Equity Portfolio	$12,034	$12,492	$13,463	$27,199	—	142,157	286,569	493,914
Tax-Managed U.S. Targeted Value Portfolio	—	—	—	—	—	43,968	225,005	268,973
Tax-Managed U.S. Small Cap Portfolio	—	—	—	—	—	46,001	185,306	231,307
T.A. U.S. Core Equity 2 Portfolio	—	—	—	—	$310	6,972	42,536	49,818
Tax-Managed DFA International Value Portfolio	—	—	—	—	—	12,590	152,109	164,699
T.A. World ex U.S. Core Equity Portfolio	—	—	—	—	—	2,250	7,430	9,680

42

Some of the investments held by T.A. World ex U.S. Core Equity Portfolio are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains (losses) are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the Portfolio had no cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies totaling $25 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$1,660,009	$445,590	$(163,158)	$282,432
Tax-Managed U.S. Equity Portfolio	908,726	406,766	(16,961)	389,805
Tax-Managed U.S. Targeted Value Portfolio	2,120,271	613,852	(150,603)	463,249
Tax-Managed U.S. Small Cap Portfolio	1,087,056	414,639	(47,193)	367,446
T.A. U.S. Core Equity 2 Portfolio	1,849,105	411,077	(59,510)	351,567
Tax-Managed DFA International Value Portfolio	1,646,644	308,035	(128,597)	179,438
T.A. World ex U.S. Core Equity Portfolio	701,810	191,888	(33,992)	157,896

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio’s tax position and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

43

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Portfolios had no outstanding futures contracts.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed U.S. Targeted Value Portfolio	1.97%	$1,595	15	$1	$4,197
Tax-Managed U.S. Small Cap Portfolio	1.94%	3,438	7	1	5,813
T.A. U.S. Core Equity 2 Portfolio	1.99%	4,805	3	1	6,209

At April 30, 2010, Tax-Managed U.S. Targeted Value Portfolio had a loan outstanding in the amount of $1,378 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under

44

the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed DFA International Value Portfolio	0.90%	$3,325	6	—	$7,924

There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2010.

I. Securities Lending:

As of April 30, 2010, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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K. Other:

At April 30, 2010, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	90%
Tax-Managed U.S. Equity Portfolio	2	76%
Tax-Managed U.S. Targeted Value Portfolio	3	96%
Tax-Managed U.S. Small Cap Portfolio	2	85%
T.A. U.S. Core Equity 2 Portfolio	3	93%
Tax-Managed DFA International Value Portfolio	3	94%
T.A. World ex U.S. Core Equity Portfolio	3	92%

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

46

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2010
EXPENSE TABLES
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

The Tax-Managed U.S. Marketwide Value Series
Actual Fund Return	$1,000.00	$1,236.40	0.22%	$1.22
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

The Tax-Managed U.S. Equity Series
Actual Fund Return	$1,000.00	$1,172.40	0.07%	$0.38
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.07%	$0.35

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

47

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIOS

The Tax-Managed U.S. Marketwide Value Series		The Tax-Managed U.S. Equity Series
Consumer Discretionary	19.6%	Consumer Discretionary	12.4%
Consumer Staples	6.7%	Consumer Staples	10.2%
Energy	14.4%	Energy	10.6%
Financials	26.3%	Financials	13.7%
Health Care	5.4%	Health Care	11.9%
Industrials	12.7%	Industrials	11.8%
Information Technology	5.3%	Information Technology	19.2%
Materials	3.8%	Materials	4.2%
Other	—	Other	—
Telecommunication Services	4.6%	Telecommunication Services	2.5%
Utilities	1.2%	Utilities	3.5%

	100.0%		100.0%

48

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (18.0%)
Carnival Corp.	688,708	$28,719,124	1.0%
Comcast Corp. Class A	3,570,978	70,491,106	2.6%
Comcast Corp. Special Class A	1,432,185	26,996,687	1.0%
*Liberty Media Corp. Interactive Class A	882,463	13,563,456	0.5%
News Corp. Class A	1,791,585	27,626,241	1.0%
#News Corp. Class B	865,172	15,391,410	0.6%
#*Sears Holdings Corp.	137,850	16,672,958	0.6%
Time Warner Cable, Inc.	693,942	39,034,238	1.4%
Time Warner, Inc.	1,534,860	50,773,169	1.8%
Walt Disney Co. (The)	1,135,556	41,833,883	1.5%
Other Securities		207,614,229	7.6%

Total Consumer Discretionary		538,716,501	19.6%

Consumer Staples — (6.1%)
Archer-Daniels-Midland Co.	696,262	19,453,560	0.7%
CVS Caremark Corp.	1,366,254	50,455,760	1.8%
Kraft Foods, Inc.	1,355,054	40,109,598	1.5%
Other Securities		72,912,107	2.7%

Total Consumer Staples		182,931,025	6.7%

Energy — (13.2%)
Anadarko Petroleum Corp.	845,068	52,529,427	1.9%
Chesapeake Energy Corp.	701,800	16,702,840	0.6%
ConocoPhillips	1,646,053	97,429,877	3.5%
Hess Corp.	369,557	23,485,347	0.9%
Marathon Oil Corp.	856,737	27,544,095	1.0%
National-Oilwell, Inc.	453,212	19,954,924	0.7%
XTO Energy, Inc.	397,536	18,890,911	0.7%
Other Securities		137,909,986	5.0%

Total Energy		394,447,407	14.3%

Financials — (24.1%)
Allstate Corp. (The)	480,637	15,702,411	0.6%
Bank of America Corp.	6,325,765	112,788,390	4.1%
Capital One Financial Corp.	501,240	21,758,828	0.8%
*Citigroup, Inc.	5,515,388	24,102,246	0.9%
CME Group, Inc.	76,377	25,082,971	0.9%
JPMorgan Chase & Co.	1,125,368	47,918,169	1.7%
Lincoln National Corp.	460,953	14,100,552	0.5%
Loews Corp.	747,772	27,847,029	1.0%
MetLife, Inc.	805,008	36,692,265	1.3%
PNC Financial Services Group, Inc.	222,505	14,954,561	0.6%
Prudential Financial, Inc.	335,685	21,336,139	0.8%
SunTrust Banks, Inc.	561,161	16,610,366	0.6%
Travelers Cos., Inc. (The)	721,677	36,617,891	1.3%
Other Securities		305,939,115	11.1%

Total Financials		721,450,933	26.2%

Health Care — (5.0%)
Aetna, Inc.	486,790	14,384,644	0.5%
*Thermo Fisher Scientific, Inc.	456,141	25,215,474	0.9%
*WellPoint, Inc.	501,340	26,972,092	1.0%
Other Securities		82,505,803	3.0%

Total Health Care		149,078,013	5.4%

49

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**

Industrials — (11.6%)
CSX Corp.	562,627	$31,535,243	1.1%
FedEx Corp.	184,382	16,596,224	0.6%
General Electric Co.	3,487,657	65,777,211	2.4%
Norfolk Southern Corp.	399,637	23,710,463	0.9%
Northrop Grumman Corp.	289,993	19,670,225	0.7%
Southwest Airlines Co.	1,077,730	14,204,481	0.5%
Union Pacific Corp.	569,682	43,102,140	1.6%
Other Securities		133,473,134	4.9%

Total Industrials		348,069,121	12.7%

Information Technology — (4.9%)
*Motorola, Inc.	1,973,711	13,954,137	0.5%
Other Securities		131,389,728	4.8%

Total Information Technology		145,343,865	5.3%

Materials — (3.5%)
Alcoa, Inc.	1,145,369	15,393,759	0.6%
Dow Chemical Co. (The)	915,598	28,227,886	1.0%
International Paper Co.	492,615	13,172,525	0.5%
Other Securities		47,673,502	1.7%

Total Materials		104,467,672	3.8%

Other — (0.0%)
Other Securities		54	0.0%

Telecommunication Services — (4.2%)
AT&T, Inc.	4,065,906	105,957,510	3.9%
#*Sprint Nextel Corp.	3,223,177	13,698,502	0.5%
Other Securities		6,697,552	0.2%

Total Telecommunication Services		126,353,564	4.6%

Utilities — (1.1%)
Public Service Enterprise Group, Inc.	488,622	15,699,425	0.6%
Other Securities		17,590,789	0.6%

Total Utilities		33,290,214	1.2%

TOTAL COMMON STOCKS		2,744,148,369	99.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		1,701	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
§@DFA Short Term Investment Fund	234,451,040	234,451,040	8.5%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $23,944,641 FHLMC 5.997%(r), 12/01/06 & FNMA 6.068%(r), 03/01/36, valued at $8,043,128) to be repurchased at $7,808,978	$7,809	7,808,862	0.3%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $12,781,984 FNMA 5.000%, 10/01/18 & 6.000%, 12/01/36, valued at $5,059,641) to be repurchased at $4,911,001	4,911	4,910,919	0.2%

TOTAL SECURITIES LENDING COLLATERAL		247,170,821	9.0%

50

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Value†	Percentage of Net Assets
TOTAL INVESTMENTS — (100.0%) (Cost $2,583,241,627)	$2,991,320,891	108.8%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$538,684,551	$31,950	—	$538,716,501
Consumer Staples	182,931,025	—	—	182,931,025
Energy	394,447,407	—	—	394,447,407
Financials	721,450,933	—	—	721,450,933
Health Care	149,078,013	—	—	149,078,013
Industrials	348,069,121	—	—	348,069,121
Information Technology	145,337,345	6,520	—	145,343,865
Materials	104,467,672	—	—	104,467,672
Other	—	54	—	54
Telecommunication Services	126,353,564	—	—	126,353,564
Utilities	33,290,214	—	—	33,290,214
Rights/Warrants	—	1,701	—	1,701
Securities Lending Collateral	—	247,170,821	—	247,170,821

TOTAL	$2,744,109,845	$247,211,046	—	$2,991,320,891

See accompanying Notes to Financial Statements.

51

THE TAX-MANAGED U.S. EQUITY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.4%)
Consumer Discretionary — (11.0%)
*Amazon.com, Inc.	42,400	$5,811,344	0.4%
#*DIRECTV Class A	144,289	5,227,590	0.4%
*Ford Motor Co.	321,940	4,191,659	0.3%
Home Depot, Inc.	167,530	5,905,432	0.5%
McDonald’s Corp.	104,240	7,358,302	0.6%
Walt Disney Co. (The)	194,761	7,174,995	0.6%
Other Securities		124,714,294	9.6%

Total Consumer Discretionary		160,383,616	12.4%

Consumer Staples — (9.0%)
Altria Group, Inc.	207,400	4,394,806	0.3%
Coca-Cola Co. (The)	233,762	12,494,579	1.0%
CVS Caremark Corp.	138,647	5,120,234	0.4%
Kraft Foods, Inc.	144,772	4,285,251	0.3%
PepsiCo, Inc.	156,804	10,226,757	0.8%
Philip Morris International, Inc.	184,843	9,072,094	0.7%
Procter & Gamble Co.	301,333	18,730,859	1.4%
Wal-Mart Stores, Inc.	325,040	17,438,396	1.4%
Other Securities		50,547,046	3.9%

Total Consumer Staples		132,310,022	10.2%

Energy — (9.4%)
Chevron Corp.	197,914	16,118,116	1.2%
ConocoPhillips	145,271	8,598,590	0.7%
Exxon Mobil Corp.	496,631	33,696,413	2.6%
Occidental Petroleum Corp.	83,288	7,384,314	0.6%
Schlumberger, Ltd.	115,448	8,245,296	0.6%
Other Securities		62,839,333	4.8%

Total Energy		136,882,062	10.5%

Financials — (12.1%)
American Express Co.	112,805	5,202,567	0.4%
Bank of America Corp.	886,979	15,814,836	1.2%
*Citigroup, Inc.	1,111,722	4,858,225	0.4%
Goldman Sachs Group, Inc. (The)	51,300	7,448,760	0.6%
JPMorgan Chase & Co.	389,906	16,602,197	1.3%
U.S. Bancorp	177,115	4,741,369	0.3%
Wells Fargo & Co.	508,428	16,834,051	1.3%
Other Securities		105,666,391	8.1%

Total Financials		177,168,396	13.6%

Health Care — (10.5%)
Abbott Laboratories	152,800	7,817,248	0.6%
*Amgen, Inc.	95,571	5,481,953	0.4%
Johnson & Johnson	275,284	17,700,761	1.4%
Medtronic, Inc.	110,304	4,819,182	0.4%
*Merck & Co., Inc.	335,453	11,754,273	0.9%
*Pfizer, Inc.	789,803	13,205,506	1.0%
Other Securities		93,500,941	7.2%

Total Health Care		154,279,864	11.9%

Industrials — (10.4%)
3M Co.	66,423	5,889,727	0.5%
Boeing Co. (The)	72,650	5,262,040	0.4%
Caterpillar, Inc.	61,609	4,194,957	0.3%
General Electric Co.	1,035,723	19,533,736	1.5%

52

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**

Industrials — (Continued)
United Parcel Service, Inc.	69,750	$4,822,515	0.4%
United Technologies Corp.	93,470	7,005,576	0.5%
Other Securities		105,506,004	8.1%

Total Industrials		152,214,555	11.7%

Information Technology — (17.0%)
*Apple, Inc.	89,260	23,307,571	1.8%
*Cisco Sytems, Inc.	553,000	14,886,760	1.1%
*Google, Inc.	23,837	12,524,913	1.0%
Hewlett-Packard Co.	236,000	12,264,920	0.9%
Intel Corp.	534,370	12,199,667	0.9%
International Business Machines Corp.	128,303	16,551,087	1.3%
Microsoft Corp.	820,260	25,050,740	1.9%
Oracle Corp.	487,451	12,595,734	1.0%
QUALCOMM, Inc.	162,070	6,278,592	0.5%
Visa, Inc.	55,000	4,962,650	0.4%
Other Securities		107,575,336	8.3%

Total Information Technology		248,197,970	19.1%

Materials — (3.7%)
Other Securities		54,554,442	4.2%

Other — (0.0%)
Other Securities		6	0.0%

Telecommunication Services — (2.2%)
AT&T, Inc.	580,280	15,122,097	1.2%
Verizon Communications, Inc.	288,075	8,322,487	0.6%
Other Securities		8,980,099	0.7%

Total Telecommunication Services		32,424,683	2.5%

Utilities — (3.1%)
Other Securities		44,932,336	3.5%

TOTAL COMMON STOCKS		1,293,347,952	99.6%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $4,660,000 FNMA 1.213%(v), 11/25/39, valued at $4,010,693) to be repurchased at $3,949,063	$3,949	3,949,000	0.3%

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (11.3%)
§@DFA Short Term Investment Fund	152,139,828	152,139,828	11.7%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%, 05/03/10 (Collateralized by $15,470,470 FHLMC 3.853%(r), 03/01/40 & FNMA 6.068%(r), 03/01/36, valued at $9,906,500) to be repurchased at $9,618,100	$9,618	9,617,961	0.7%

53

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)

@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $8,530,000 FNMA 5.000%, 10/01/18, valued at $3,364,704) to be repurchased at $3,265,996	$3,266	$3,265,942	0.3%

TOTAL SECURITIES LENDING COLLATERAL		165,023,731	12.7%

TOTAL INVESTMENTS — (100.0%) (Cost $1,072,039,735)		$1,462,320,683	112.6%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$160,383,616	—	—	$160,383,616
Consumer Staples	132,310,022	—	—	132,310,022
Energy	136,882,062	—	—	136,882,062
Financials	177,168,396	—	—	177,168,396
Health Care	154,271,350	$8,514	—	154,279,864
Industrials	152,214,555	—	—	152,214,555
Information Technology	248,197,478	492	—	248,197,970
Materials	54,554,442	—	—	54,554,442
Other	—	6	—	6
Telecommunication Services	32,424,683	—	—	32,424,683
Utilities	44,932,336	—	—	44,932,336
Temporary Cash Investments	—	3,949,000	—	3,949,000
Securities Lending Collateral	—	165,023,731	—	165,023,731

TOTAL	$1,293,338,940	$168,981,743	—	$1,462,320,683

See accompanying Notes to Financial Statements.

54

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
ASSETS:
Investments at Value (including $231,296 and $152,152 of securities on loan, respectively)	$2,744,150	$1,293,348
Temporary Cash Investments at Value & Cost	—	3,949
Collateral Received from Securities on Loan at Value & Cost	247,171	165,024
Cash	—	1
Receivables:
Investment Securities Sold	14,516	69
Dividends and Interest	2,053	1,165
Securities Lending Income	67	29
Fund Shares Sold	106	92
Prepaid Expenses and Other Assets	5	2

Total Assets	3,008,068	1,463,679

LIABILITIES:
Payables:
Upon Return of Securities Loaned	247,171	165,024
Investment Securities Purchased	8,150	—
Fund Shares Redeemed	466	—
Due to Advisor	462	54
Loan Payable	2,534	—
Accrued Expenses and Other Liabilities	131	69

Total Liabilities	258,914	165,147

NET ASSETS	$2,749,154	$1,298,532

Investments at Cost	$2,336,071	$ 903,067

See accompanying Notes to Financial Statements.

55

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
Investment Income
Dividends	$ 18,543	$ 11,253
Interest	4	2
Income from Securities Lending	816	198

Total Investment Income	19,363	11,453

Expenses
Investment Advisory Services Fees	2,534	309
Accounting & Transfer Agent Fees	132	70
Custodian Fees	21	13
Shareholders’ Reports	7	4
Directors’/Trustees’ Fees & Expenses	14	7
Professional Fees	33	17
Other	18	9

Total Expenses	2,759	429

Net Investment Income (Loss)	16,604	11,024

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	56,201	7,899
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	465,081	176,350

Net Realized and Unrealized Gain (Loss)	521,282	184,249

Net Increase (Decrease) in Net Assets Resulting from Operations	$537,886	$195,273

See accompanying Notes to Financial Statements.

56

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series		The Tax-Managed U.S. Equity Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,604	$43,009	$11,024	$24,487
Net Realized Gain (Loss) on:
Investment Securities Sold	56,201	(224,739)	7,899	(289,047)
Futures	—	2,063	—	2,732
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	465,081	417,983	176,350	328,914
Futures	—	(16)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	537,886	238,300	195,273	67,086

Transactions in Interest:
Contributions	50,745	347,943	21,698	111,879
Withdrawals	(129,404)	(487,040)	(60,032)	(305,880)

Net Increase (Decrease) from Transactions in Interest	(78,659)	(139,097)	(38,334)	(194,001)

Total Increase (Decrease) in Net Assets	459,227	99,203	156,939	(126,915)
Net Assets
Beginning of Period	2,289,927	2,190,724	1,141,593	1,268,508

End of Period	$2,749,154	$2,289,927	$1,298,532	$1,141,593

See accompanying Notes to Financial Statements.

57

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
	(Unaudited)
Total Return	23.64	%(C)	12.76%	(37.44	)%(C)	0.67%	17.70%	16.44%	20.49%
Net Assets, End of Period (thousands)	$2,749,154		$2,289,927	$2,190,724		$3,858,580	$3,521,559	$2,476,387	$1,702,613
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.23%	0.22	%(B)	0.22%	0.22%	0.24%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.32	%(B)	2.23%	2.09	%(B)	1.61%	1.63%	1.52%	1.14%
Portfolio Turnover Rate	15	%(C)	28%	40	%(C)	21%	21%	12%	5%

	The Tax-Managed U.S. Equity Series
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	17.24	%(C)	8.56%	(32.28	)%(C)	7.38%	13.06%	10.15%	12.20%

Net Assets, End of Period (thousands)	$1,298,532		$1,141,593	$1,268,508		$1,824,033	$1,487,786	$999,348	$618,950
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.09%	0.07	%(B)	0.07%	0.07%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.80	%(B)	2.37%	1.91	%(B)	1.74%	1.71%	1.51%	1.52%
Portfolio Turnover Rate	3	%(C)	27%	13	%(C)	6%	21%	10%	5%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

58

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of thirteen investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the “Series”) are presented in this section of the report.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

59

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Series. For the six months ended April 30, 2010, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%
The Tax-Managed U.S. Equity Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2010, the total related amounts paid to the CCO by the Trust were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

60

The Tax-Managed U.S. Marketwide Value Series	$63
The Tax-Managed U.S. Equity Series	31

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$373,995	$433,142
The Tax-Managed U.S. Equity Series	36,357	64,577

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$2,583,995	$614,715	$(207,389)	$407,326
The Tax-Managed U.S. Equity Series	1,072,516	406,755	(16,950)	389,805

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax position and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

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Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Series’ derivative instrument holdings for the six months ended April 30, 2010.

At April 30, 2010, the Series had no outstanding futures contracts.

H. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Tax-Managed U.S. Marketwide Value Series	1.98%	$9,127	10	$5	$23,352
The Tax-Managed U.S. Equity Series	1.97%	2,701	14	2	5,601

At April 30, 2010, The Tax-Managed U.S. Marketwide Value Series had a loan outstanding in the amount of $2,534 (in thousands).

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under

62

the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2010.

I. Securities Lending:

As of April 30, 2010, the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

63

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

64

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the “Advisory Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods

65

were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules
—	Amounts designated as — are either zero or rounded to zero.
RIC	Registered Investment Company
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010
EXPENSE TABLES
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/09	04/30/10	Ratio*	Period*

LWAS/DFA U.S. High Book to Market Portfolio**
Actual Fund Return	$1,000.00	$1,228.80	0.35%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76

LWAS/DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,005.70	0.32%	$1.59
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61

LWAS/DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,006.00	0.30%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflect the investments by category.

FEEDER FUND

Affiliated
Investment
Company
LWAS/DFA U.S. High Book to Market Portfolio	100.0%

FIXED INCOME PORTFOLIOS

LWAS/DFA Two-Year Fixed Income Portfolio		LWAS/DFA Two-Year Government Portfolio
Corporate	9.5%	Government	100.0%

Government	73.6%	Total	100.0%
Foreign Corporate	2.6%
Foreign Government	11.8%
Supranational	2.5%

Total	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$73,726,624

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $53,040,017)	$73,726,624

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$73,726,624	—	—	$73,726,624

See accompanying Notes to Financial Statements.

4

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face
	Amount	Value†
	(000)
AGENCY OBLIGATIONS — (69.1%)
Federal Farm Credit Bank
5.375%, 07/18/11	$2,200	$2,324,436
3.875%, 08/25/11	2,300	2,394,424
1.125%, 10/03/11	3,800	3,813,593
0.950%, 02/10/12	2,000	1,998,616
0.950%, 03/05/12	500	499,283
Federal Home Loan Bank
3.625%, 07/01/11	2,800	2,898,244
1.625%, 07/27/11	5,100	5,156,243
3.750%, 09/09/11	3,400	3,535,901
3.625%, 09/16/11	1,800	1,871,935
1.000%, 12/28/11	400	400,432
1.125%, 03/09/12	500	500,700
2.250%, 04/13/12	5,900	6,029,723
Federal Home Loan Mortgage Corporation
1.125%, 12/15/11	5,100	5,114,198
4.750%, 03/05/12	2,500	2,665,970
2.125%, 03/23/12	1,800	1,836,283
1.125%, 04/25/12	4,500	4,494,987
Federal National Mortgage Association
0.875%, 01/12/12	4,700	4,690,337
5.000%, 02/16/12	400	427,854
1.000%, 04/04/12	5,200	5,191,176
1.875%, 04/20/12	1,200	1,217,668

TOTAL AGENCY OBLIGATIONS		57,062,003

BONDS — (25.9%)
Citigroup, Inc.
1.250%, 09/22/11	400	402,561
1.250%, 11/15/11	1,600	1,609,134
Eksportfinans ASA
5.000%, 02/14/12	2,200	2,343,654
European Investment Bank
3.250%, 10/14/11	2,000	2,067,836
Export Development Canada
2.375%, 03/19/12	2,000	2,049,854
HSBC USA, Inc.
3.125%, 12/16/11	2,100	2,175,816
Japan Finance Corp.
2.000%, 06/24/11	2,000	2,016,062
Morgan Stanley
2.250%, 03/13/12	500	511,716
Oesterreichischen Kontrollbank AG
4.750%, 11/08/11	2,000	2,099,436

	Face
	Amount	Value†
	(000)
Ontario, Province of Canada
2.625%, 01/20/12	$1,000	$1,027,500
Royal Bank of Canada
5.650%, 07/20/11	2,000	2,111,962
State Street Bank & Trust Co.
1.850%, 03/15/11	1,900	1,922,363
Wachovia Corp.
5.300%, 10/15/11	1,000	1,053,839

TOTAL BONDS		21,391,733

U.S. TREASURY OBLIGATIONS — (3.8%)
U.S. Treasury Note
1.000%, 12/31/11	3,100	3,110,050

TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $970,000 FHLMC 5.00%, 10/15/24, valued at $1,041,538) to be repurchased at $1,025,016	1,025	1,025,000

TOTAL INVESTMENTS — (100.0%) (Cost $82,398,344)		$82,588,786

5

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$ 57,062,003	—	$ 57,062,003
Bonds	—	21,391,733	—	21,391,733
U.S. Treasury Obligations	—	3,110,050	—	3,110,050
Temporary Cash Investments	—	1,025,000	—	1,025,000

TOTAL		$ 82,588,786		$ 82,588,786

See accompanying Notes to Financial Statements.

6

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face
	Amount	Value†
	(000)
AGENCY OBLIGATIONS — (97.2%)
Federal Farm Credit Bank
5.375%, 07/18/11	$9,300	$9,826,027
3.875%, 08/25/11	3,100	3,227,267
1.125%, 10/03/11	23,700	23,784,775
3.500%, 10/03/11	1,000	1,037,950
2.000%, 01/17/12	5,000	5,088,585
0.950%, 02/10/12	13,000	12,991,004
0.950%, 03/05/12	8,300	8,288,090
1.150%, 04/05/12	5,000	5,006,655
Federal Home Loan Bank
5.375%, 08/19/11	2,000	2,115,224
3.750%, 09/09/11	20,500	21,319,405
3.625%, 09/16/11	5,000	5,199,820
4.875%, 11/15/11	1,200	1,272,935
4.875%, 11/18/11	7,300	7,743,198
1.000%, 12/28/11	4,800	4,805,179
1.125%, 03/09/12	20,400	20,428,560
2.250%, 04/13/12	14,600	14,921,010

TOTAL AGENCY OBLIGATIONS		147,055,684

U.S. TREASURY OBLIGATIONS — (2.0%)
U.S. Treasury Note
1.000%, 12/31/11	3,000	3,009,726

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,150,000 FHLMC 5.00%, 10/15/24, valued at $1,234,813) to be repurchased at $1,212,019	1,212	1,212,000

TOTAL INVESTMENTS — (100.0%) (Cost $150,981,485)		$151,277,410

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$ 147,055,684	—	$ 147,055,684
U.S. Treasury Obligations	—	3,009,726	—	3,009,726
Temporary Cash Investments	—	1,212,000	—	1,212,000

TOTAL		$ 151,277,410		$ 151,277,410

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value	$73,726
Investment Securities Sold	16
Prepaid Expenses and Other Assets	11

Total Assets	73,753

LIABILITIES:
Payables:
Fund Shares Redeemed	16
Due to Advisor	1
Accrued Expenses and Other Liabilities	18

Total Liabilities	35

NET ASSETS	$73,718

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,168,046

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.95

Investment in Affiliated Investment Company at Cost	$53,040

NET ASSETS CONSIST OF:
Paid-In Capital	$65,713
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	112
Accumulated Net Realized Gain (Loss)	(12,793)
Net Unrealized Appreciation (Depreciation)	20,686

NET ASSETS	$73,718

(1) NUMBER OF SHARES AUTHORIZED	300,000,000

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	LWAS/DFA	LWAS/DFA
	Two-Year	Two-Year
	Fixed Income	Government
	Portfolio	Portfolio
ASSETS:
Investments at Value	$81,564	$150,065
Temporary Cash Investments at Value & Cost	1,025	1,212
Cash	—	1
Receivables:
Interest	410	681
Fund Shares Sold	39	40
Prepaid Expenses and Other Assets	13	14

Total Assets	83,051	152,013

LIABILITIES:
Payables:
Fund Shares Redeemed	16	23
Due to Advisor	10	19
Accrued Expenses and Other Liabilities	18	30

Total Liabilities	44	72

NET ASSETS	$83,007	$151,941

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	8,270,644	15,244,839

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.04	$9.97

Investments at Cost	$81,374	$149,769

NET ASSETS CONSIST OF:
Paid-In Capital	$82,575	$150,502
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	128	223
Accumulated Net Realized Gain (Loss)	114	920
Net Unrealized Appreciation (Depreciation)	190	296

NET ASSETS	$83,007	$151,941

(1) NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	LWAS/DFA	LWAS/DFA	LWAS/DFA
	U.S. High	Two-Year	Two-Year
	Book to Market	Fixed Income	Government
	Portfolio*	Portfolio	Portfolio
Investment Income
Dividends	$581	—	—
Interest	—	$486	$807
Income from Securities Lending	21	—	—
Expenses Allocated from Affiliated Investment Company	(40)	—	—

Total Investment Income	562	486	807

Expenses
Investment Advisory Services Fees	—	60	108
Administrative Services Fees	4	—	—
Accounting & Transfer Agent Fees	7	14	18
Shareholder Servicing Fees	52	32	58
Filing Fees	11	9	10
Shareholders’ Reports	5	6	10
Directors’/Trustees’ Fees & Expenses	—	—	1
Custodian Fees	—	1	1
Professional Fees	2	2	3
Other	1	2	3

Total Expenses	82	126	212

Net Investment Income (Loss)	480	360	595

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	3,496	434	940
Change in Unrealized Appreciation (Depreciation) of Investment Securities	10,250	(355)	(684)

Net Realized and Unrealized Gain (Loss)	13,746	79	256

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,226	$439	$851

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	LWAS/DFA		LWAS/DFA		LWAS/DFA
	U.S. High		Two-Year		Two-Year
	Book to Market		Fixed Income		Government
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	April 30,	Oct. 31,	April 30,	Oct. 31,	April 30,	Oct. 31,
	2010	2009	2010	2009	2010	2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$480	$1,302	$360	$1,426	$595	$2,266
Net Realized Gain (Loss) on Investment Securities Sold	3,496	(3,229)	434	823	940	2,856
Change in Unrealized Appreciation (Depreciation) of Investment Securities	10,250	8,041	(355)	967	(684)	1,507

Net Increase (Decrease) in Net Assets Resulting from Operations	14,226	6,114	439	3,216	851	6,629

Distributions From:
Net Investment Income	(523)	(1,505)	(367)	(1,709)	(606)	(2,630)
Net Short-Term Gains	—	—	—	—	(956)	—
Net Long-Term Gains	—	—	—	—	(1,081)	—

Total Distributions	(523)	(1,505)	(367)	(1,709)	(2,643)	(2,630)

Capital Share Transactions (1):
Shares Issued	2,409	9,566	10,783	23,629	31,069	59,636
Shares Issued in Lieu of Cash Distributions	458	1,340	302	1,518	1,744	1,747
Shares Redeemed	(8,779)	(18,050)	(5,548)	(33,321)	(15,588)	(62,659)

Net Increase (Decrease) from Capital Share Transactions	(5,912)	(7,144)	5,537	(8,174)	17,225	(1,276)

Total Increase (Decrease) in Net Assets	7,791	(2,535)	5,609	(6,667)	15,433	2,723
Net Assets
Beginning of Period	65,927	68,462	77,398	84,065	136,508	133,785

End of Period	$73,718	$65,927	$83,007	$77,398	$151,941	$136,508

(1) Shares Issued and Redeemed:
Shares Issued	220	1,238	1,076	2,370	3,112	5,944
Shares Issued in Lieu of Cash Distributions	43	186	30	154	175	175
Shares Redeemed	(819)	(2,271)	(553)	(3,351)	(1,561)	(6,256)

Net Increase (Decrease) from Shares Issued and Redeemed	(556)	(847)	553	(827)	1,726	(137)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$112	$155	$128	$135	$223	$234

See accompanying Notes to Financial Statements.

11

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Period
Six Months	Year	Dec. 1,	Year	Year	Year	Year
Ended	Ended	2007 to	Ended	Ended	Ended	Ended
April 30,	Oct. 31,	Oct. 31,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
2010	2009	2008	2007	2006	2005	2004
(Unaudited)
Net Asset Value, Beginning of Period	$9.80	$9.04	$15.35	$16.10	$13.91	$12.28	$10.23

Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.18	(A)	0.21	(A)	0.20	(A)	0.23	(A)	0.19	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	2.16	0.79	(5.48)	(0.26)	2.23	1.57	2.08

Total from Investment Operations	2.23	0.97	(5.27)	(0.06)	2.46	1.76	2.18

Less Distributions
Net Investment Income	(0.08)	(0.21)	(0.21)	(0.20)	(0.22)	(0.13)	(0.13)
Net Realized Gains	—	—	(0.83)	(0.49)	(0.05)	—	—

Total Distributions	(0.08)	(0.21)	(1.04)	(0.69)	(0.27)	(0.13)	(0.13)

Net Assets Value, End of Period	$11.95	$9.80	$9.04	$15.35	$16.10	$13.91	$12.28

Total Return	22.88	%(C)	11.61%	(36.69	)%(C)	(0.51)%	17.90%	14.44%	21.45%

Net Assets, End of Period (thousands)	$73,718	$65,927	$68,462	$119,833	$124,983	$103,311	$92,494
Ratio of Expenses to Average Net Assets (D)	0.35	%(B)	0.38%	0.33	%(B)	0.32%	0.32%	0.34%	0.35%
Ratio of Net Investment Income to Average Net Assets	1.39	%(B)	2.20%	1.72	%(B)	1.20%	1.54%	1.43%	0.87%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

12

DIMENSIONAL INVESTMENT GROUP INC. FINANCIAL HIGHLIGHTS (for a share outstanding throughout each period)

LWAS/DFA Two-Year Fixed Income Portfolio
Period
Six Months	Year	Dec. 1,	Year	Year	Year	Year
Ended	Ended	2007 to	Ended	Ended	Ended	Ended
April 30,	Oct. 31,	Oct. 31,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
2010	2009	2008	2007	2006	2005	2004
(Unaudited)
Net Asset Value, Beginning of Period	$10.03	$9.84	$9.95	$9.94	$9.82	$9.90	$10.17

Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.19	(A)	0.28	(A)	0.49	(A)	0.35	(A)	0.27	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.23	(0.04)	—	0.08	(0.11)	(0.08)

Total from Investment Operations	0.06	0.42	0.24	0.49	0.43	0.16	0.08
Less Distributions
Net Investment Income	(0.05)	(0.23)	(0.35)	(0.48)	(0.31)	(0.24)	(0.14)
Net Realized Gains	—	—	—	—	—	—	(0.21)

Total Distributions	(0.05)	(0.23)	(0.35)	(0.48)	(0.31)	(0.24)	(0.35)
Net Asset Value, End of Period	$10.04	$10.03	$9.84	$9.95	$9.94	$9.82	$9.90

Total Return	0.57	%(C)	4.31%	2.46	%(C)	5.03%	4.47%	1.65%	0.85%
Net Assets, End of Period (thousands)	$83,007	$77,398	$84,065	$96,442	$86,082	$80,199	$80,584
Ratio of Expenses to Average Net Assets	0.32	%(B)	0.34%	0.31	%(B)	0.31%	0.31%	0.36%	0.38%
Ratio of Net Investment Income to Average Net Assets	0.91	%(B)	1.92%	3.04	%(B)	4.94%	3.57%	2.72%	1.65%
Portfolio Turnover Rate	63	%(C)	77%	20	%(C)	22%	15%	48%	152%

LWAS/DFA Two-Year Government Portfolio
Period
Six Months	Year	Dec. 1,	Year	Year	Year	Year
Ended	Ended	2007 to	Ended	Ended	Ended	Ended
April 30,	Oct. 31,	Oct. 31,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
2010	2009	2008	2007	2006	2005	2004
(Unaudited)
Net Asset Value, Beginning of Period	$10.10	$9.80	$9.89	$9.87	$9.75	$9.83	$10.13

Income from Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.18	(A)	0.24	(A)	0.46	(A)	0.34	(A)	0.26	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.33	(0.03)	0.01	0.08	(0.10)	(0.06)

Total from Investment Operations	0.06	0.51	0.21	0.47	0.42	0.16	0.11
Less Distributions
Net Investment Income	(0.04)	(0.21)	(0.30)	(0.45)	(0.30)	(0.24)	(0.15)
Net Realized Gains	(0.15)	—	—	—	—	—	(0.26)

Total Distributions	(0.19)	(0.21)	(0.30)	(0.45)	(0.30)	(0.24)	(0.41)
Net Asset Value, End of Period	$9.97	$10.10	$9.80	$9.89	$9.87	$9.75	$9.83

Total Return	0.60	%(C)	5.21%	2.13	%(C)	4.85%	4.42%	1.67%	1.10%
Net Assets, End of Period (thousands)	$151,941	$136,508	$133,785	$110,338	$72,948	$68,708	$69,853
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.31%	0.30	%(B)	0.31%	0.32%	0.37%	0.36%
Ratio of Net Investment Income to Average Net Assets	0.83	%(B)	1.76%	2.69	%(B)	4.66%	3.45%	2.67%	1.63%
Portfolio Turnover Rate	74	%(C)	112%	7	%(C)	0%	29%	44%	142%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

13

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which three (the “Portfolios”) are presented in this report.

LWAS/DFA U.S. High Book to Market Portfolio (“Feeder Fund”) primarily invests its assets in The U.S. Large Cap Value Series (the “Series”), a corresponding Series of The DFA Investment Trust Company. At April 30, 2010, the Portfolio owned 1% of the Series.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    LWAS/DFA U.S. High Book to Market Portfolio’s investment reflects its proportionate interest in the net assets of The U.S. Large Cap Value Series. Securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

14

•    Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other:    LWAS/DFA U.S. High Book to Market Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from The U.S. Large Cap Value Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the six months ended April 30, 2010, the Portfolios’ administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

	Administrative	Advisory
	Services Fees	Services Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.01%	—
LWAS/DFA Two-Year Fixed Income Portfolio	—	0.15%
LWAS/DFA Two-Year Government Portfolio	—	0.15%

15

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. (“LWIF”), the Portfolios pay fees to LWIF at the following effective annual rates of their average daily net assets:

Shareholder
Servicing Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.15%
LWAS/DFA Two-Year Fixed Income Portfolio	0.08%
LWAS/DFA Two-Year Government Portfolio	0.08%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio	$2
LWAS/DFA Two-Year Fixed Income Portfolio	2
LWAS/DFA Two-Year Government Portfolio	4

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government		Other Investment
	Securities		Securities
	Purchases	Sales	Purchases	Sales
LWAS/DFA Two-Year Fixed Income Portfolio	$39,981	$35,297	$15,017	$13,945
LWAS/DFA Two-Year Government Portfolio	121,423	104,914	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to the recharacterizations of partnership income from net investment income to capital gain and were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

16

	Increase	Increase
	(Decrease)	(Decrease)
	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Gains (Losses)

LWAS/DFA U.S. High Book to Market Portfolio	$(8)	$8

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment
	Income
	and Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
LWAS/DFA U.S. High Book to Market Portfolio
2007	$2,104	$3,541	$5,645
2008	1,668	6,420	8,088
2009	1,505	—	1,505
LWAS/DFA Two-Year Fixed Income Portfolio
2007	4,369	—	4,369
2008	3,304	—	3,304
2009	1,709	—	1,709
LWAS/DFA Two-Year Government Portfolio
2007	3,767	—	3,767
2008	3,616	—	3,616
2009	2,630	—	2,630

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed
	Net			Total Net
	Investment			Distributable
	Income and	Undistributed	Capital	Earnings
	Short-Term	Long-Term	Loss	Accumulated
	Capital Gains	Capital Gains	Carryforward	(Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$ 156	—	$(16,289)	$(16,133)
LWAS/DFA Two-Year Fixed Income Portfolio	137	—	(320)	(183)
LWAS/DFA Two-Year Government Portfolio	1,192	$1,068	—	2,260

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2013	2014	2015	2016	2017	Total
LWAS/DFA U.S. High Book to Market
Portfolio	—	—	—	$1,337	$14,952	$16,289
LWAS/DFA Two-Year Fixed Income
Portfolio	$102	$202	$2	14	—	320

17

During the year ended October 31, 2009, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

LWAS/DFA Two-Year Fixed Income Portfolio	$822
LWAS/DFA Two-Year Government Portfolio	833

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
LWAS/DFA U.S. High Book to Market Portfolio	$ 53,040	$21,398	$(712)	$20,686
LWAS/DFA Two-Year Fixed Income Portfolio	82,399	214	(24)	190
LWAS/DFA Two-Year Government Portfolio	150,981	321	(25)	296

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios’ tax positions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

	Unrealized	Increase	Increase
Increase	Appreciation	(Decrease)	(Decrease)
(Decrease)	(Depreciation)	Undistributed	Accumulated
Paid-In	Investment	Net Investment	Net Realized
Capital	Securities	Income	Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the “Check the Box” election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund’s net assets or net asset value per share.

18

	Increase	Increase
	(Decrease)	(Decrease)
	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Gains (Losses)
DFA U.S. Large Cap Value Portfolio	$(606,345)	$606,345
DFA U.S. Large Cap Value Portfolio II	(10,872)	10,872
DFA U.S. Large Cap Value Portfolio III	(139,353)	139,353
LWAS/DFA U.S. High Book To Market Portfolio	(7,793)	7,793

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

1. Repurchase Agreements:   LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2010.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is

19

unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Other:

At April 30, 2010, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
LWAS/DFA U.S. High Book to Market Portfolio	2	97%
LWAS/DFA Two-Year Fixed Income Portfolio	3	100%
LWAS/DFA Two-Year Government Portfolio	2	96%

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2010
EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/09	04/30/10	Ratio*	Period*
Actual Fund Return	$1,000.00	$1,043.50	0.49%	$2.48
Hypothetical 5% Annual Return	$1,000.00	$1,022.36	0.49%	$2.46

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

21

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

22

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The DFA International Value Series of The DFA Investment Trust Company	$85,115,886

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $64,359,200)	$85,115,886

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$85,115,886	—	—	$85,115,886

See accompanying Notes to Financial Statements.

23

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value	$85,116
Receivables:
Investment Securities Sold	9
Prepaid Expenses and Other Assets	11

Total Assets	85,136

LIABILITIES:
Payables:
Fund Shares Redeemed	9
Due to Advisor	1
Accrued Expenses and Other Liabilities	25

Total Liabilities	35

NET ASSETS	$85,101

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	8,547,253

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.96

Investment in Affiliated Investment Company at Cost	$64,359

NET ASSETS CONSIST OF:
Paid-In Capital	$62,076
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	538
Accumulated Net Realized Gain (Loss)	1,731
Net Unrealized Foreign Exchange Gain (Loss)	(1)
Net Unrealized Appreciation (Depreciation)	20,757

NET ASSETS	$85,101

(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.

24

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $94)	$963
Income from Securities Lending	41
Expenses Allocated from Affiliated Investment Company	(97)

Total Investment Income	907

Expenses
Administrative Services Fees	4
Accounting & Transfer Agent Fees	7
Shareholder Servicing Fees	81
Filing Fees	11
Shareholders’ Reports	6
Professional Fees	2
Other	1

Total Expenses	112

Net Investment Income (Loss)	795

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	1,758
Foreign Currency Transactions	(21)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,121
Translation of Foreign Currency Denominated Amounts	(4)

Net Realized and Unrealized Gain (Loss)	2,854

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,649

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months	Year
	Ended	Ended
	April 30,	Oct. 31,
	2010	2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$795	$2,221
Net Realized Gain (Loss) on:
Investment Securities Sold	1,758	504
Futures	—	(2)
Foreign Currency Transactions	(21)	54
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,121	19,636
Translation of Foreign Currency Denominated Amounts	(4)	3

Net Increase (Decrease) in Net Assets Resulting from Operations	3,649	22,416

Distributions From:
Net Investment Income	(509)	(2,264)
Net Short-Term Gains	(509)	—
Net Long-Term Gains	—	(26,436)

Total Distributions	(1,018)	(28,700)

Capital Share Transactions (1):
Shares Issued	5,120	17,247
Shares Issued in Lieu of Cash Distributions	867	25,369
Shares Redeemed	(9,021)	(35,147)

Net Increase (Decrease) from Capital Share Transactions	(3,034)	7,469

Total Increase (Decrease) in Net Assets	(403)	1,185
Net Assets
Beginning of Period	85,504	84,319

End of Period	$85,101	$85,504

(1) Shares Issued and Redeemed:
Shares Issued	516	2,238
Shares Issued in Lieu of Cash Distributions	88	3,560
Shares Redeemed	(911)	(4,341)

Net Increase (Decrease) from Shares Issued and Redeemed	(307)	1,457

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$538	$252

See accompanying Notes to Financial Statements.

26

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$9.66	$11.40	$24.32	$21.89	$17.49	$15.93	$12.55

Income from Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.25	(A)	0.66	(A)	0.65	(A)	0.61	(A)	0.48	0.27
Net Gains (Losses) on Securities
(Realized and Unrealized)	0.33	2.14	(11.36)	2.98	5.23	1.87	3.63

Total from Investment Operations	0.42	2.39	(10.70)	3.63	5.84	2.35	3.90

Less Distributions
Net Investment Income	(0.06)	(0.27)	(0.70)	(0.58)	(0.63)	(0.43)	(0.51)
Net Realized Gains	(0.06)	(3.86)	(1.52)	(0.62)	(0.81)	(0.36)	(0.01)

Total Distributions	(0.12)	(4.13)	(2.22)	(1.20)	(1.44)	(0.79)	(0.52)

Net Asset Value, End of Period	$9.96	$9.66	$11.40	$24.32	$21.89	$17.49	$15.93

Total Return	4.35	%(C)	34.92%	(47.99	)%(C)	17.05%	35.40%	15.32%	31.89%

Net Assets, End of Period (thousands)	$85,101	$85,504	$84,319	$185,239	$179,984	$138,782	$130,397
Ratio of Expenses to Average Net Assets (D)	0.49	%(B)	0.52%	0.47	%(B)	0.46%	0.47%	0.50%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.86	%(B)	2.99%	3.74	%(B)	2.76%	3.14%	2.88%	1.88%

 See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

27

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which LWAS/DFA International High Book to Market Portfolio (“the Portfolio”) is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. At April 30, 2010, the Portfolio owned 1% of the Series.

On November 1, 2008 The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    The Portfolio’s investment reflects its proportionate interest in the net assets of the Series.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio’s investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such

28

amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $2 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other:    The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from The DFA International Value Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2010, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. (“LWIF”), the Portfolio pays a Shareholder Servicing fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $108 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders.

29

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to the reclassification of foreign currency gains to net investment income for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
LWAS/DFA International High Book to Market Portfolio	$51	$(51)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2007	$6,376	$ 3,987	$10,363
2008	6,405	10,361	16,766
2009	2,267	26,433	28,700

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$760	—	$760

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$64,362	$23,404	$(2,650)	$20,754

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios’ tax positions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of

30

unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

E. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

F. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other:

At April 30, 2010, two shareholders held approximately 97% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

31

H. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

32

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,230.10	0.12%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

The DFA International Value Series
Actual Fund Return	$1,000.00	$1,044.70	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

33

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The U.S. Large Cap Value Series
Consumer Discretionary	18.2%
Consumer Staples	6.9%
Energy	14.4%
Financials	25.9%
Health Care	6.1%
Industrials	14.2%
Information Technology	3.8%
Materials	4.6%
Telecommunication Services	5.0%
Utilities	0.9%

100.0%

The DFA International Value Series
Consumer Discretionary	13.9%
Consumer Staples	5.9%
Energy	7.7%
Financials	36.6%
Health Care	0.9%
Industrials	10.7%
Information Technology	3.6%
Materials	12.4%
Other	—
Telecommunication Services	6.6%
Utilities	1.7%

100.0%

34

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (16.7%)
Carnival Corp.	2,788,461	$116,278,824	1.3%
#CBS Corp. Class B	3,870,469	62,740,302	0.7%
Comcast Corp. Class A	11,512,642	227,259,553	2.5%
#Comcast Corp. Special Class A	3,751,193	70,709,988	0.8%
*Liberty Media Corp. Interactive Class A	3,585,265	55,105,523	0.6%
News Corp. Class A	8,257,941	127,337,450	1.4%
#*Sears Holdings Corp.	595,638	72,042,416	0.8%
#Time Warner Cable, Inc.	1,980,956	111,428,775	1.2%
Time Warner, Inc.	6,225,984	205,955,551	2.3%
Walt Disney Co. (The)	4,577,802	168,646,226	1.8%
Other Securities		426,379,685	4.7%

Total Consumer Discretionary		1,643,884,293	18.1%

Consumer Staples — (6.3%)
Archer-Daniels-Midland Co.	2,639,369	73,743,970	0.8%
CVS Caremark Corp.	5,818,740	214,886,068	2.3%
#Kraft Foods, Inc.	3,952,916	117,006,314	1.3%
Other Securities		215,899,088	2.4%

Total Consumer Staples		621,535,440	6.8%

Energy — (13.2%)
Anadarko Petroleum Corp.	2,760,568	171,596,907	1.9%
Chesapeake Energy Corp.	3,039,817	72,347,645	0.8%
Chevron Corp.	855,223	69,649,361	0.8%
ConocoPhillips	5,928,100	350,884,239	3.9%
Hess Corp.	1,215,222	77,227,358	0.8%
Marathon Oil Corp.	3,398,346	109,256,824	1.2%
National-Oilwell, Inc.	1,895,755	83,470,093	0.9%
Other Securities		366,713,878	4.0%

Total Energy		1,301,146,305	14.3%

Financials — (23.7%)
Allstate Corp. (The)	2,668,014	87,164,017	0.9%
Bank of America Corp.	18,616,251	331,927,755	3.6%
Capital One Financial Corp.	2,264,568	98,304,897	1.1%
Chubb Corp.	1,484,925	78,507,985	0.9%
*Citigroup, Inc.	28,943,302	126,482,230	1.4%
CME Group, Inc.	276,766	90,892,722	1.0%
JPMorgan Chase & Co.	2,944,498	125,376,725	1.4%
Loews Corp.	2,592,160	96,532,038	1.1%
MetLife, Inc.	4,631,345	211,096,705	2.3%
Prudential Financial, Inc.	1,954,433	124,223,761	1.4%
#SunTrust Banks, Inc.	2,063,720	61,086,112	0.7%
Travelers Cos., Inc. (The)	3,328,076	168,866,576	1.9%
Other Securities		738,329,036	8.1%

Total Financials		2,338,790,559	25.8%

Health Care — (5.6%)
Aetna, Inc.	1,768,869	52,270,079	0.6%
*Thermo Fisher Scientific, Inc.	1,696,073	93,758,915	1.0%
*UnitedHealth Group, Inc.	2,645,609	80,188,409	0.9%
*WellPoint, Inc.	2,580,122	138,810,564	1.5%
Other Securities		185,424,978	2.1%

Total Health Care		550,452,945	6.1%

35

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.0%)
CSX Corp.	2,287,204	$128,197,784	1.4%
FedEx Corp.	563,693	50,738,007	0.6%
General Electric Co.	18,948,832	357,374,971	4.0%
Norfolk Southern Corp.	2,186,220	129,708,433	1.4%
#Northrop Grumman Corp.	1,926,678	130,686,569	1.4%
Southwest Airlines Co.	4,297,932	56,646,744	0.6%
Union Pacific Corp.	2,835,808	214,557,233	2.4%
Other Securities		217,358,516	2.4%

Total Industrials		1,285,268,257	14.2%

Information Technology — (3.5%)
Other Securities		343,055,631	3.8%

Materials — (4.2%)
Alcoa, Inc.	5,082,514	68,308,988	0.7%
Dow Chemical Co. (The)	3,982,926	122,793,609	1.4%
International Paper Co.	2,281,591	61,009,743	0.7%
#Weyerhaeuser Co.	1,105,551	54,746,886	0.6%
Other Securities		112,004,968	1.2%

Total Materials		418,864,194	4.6%

Telecommunication Services — (4.6%)
AT&T, Inc.	11,233,286	292,739,433	3.2%
#*Sprint Nextel Corp.	11,713,380	49,781,865	0.6%
Verizon Communications, Inc.	1,782,841	51,506,276	0.6%
Other Securities		56,619,005	0.6%

Total Telecommunication Services		450,646,579	5.0%

Utilities — (0.9%)
Other Securities		87,113,402	1.0%

TOTAL COMMON STOCKS		9,040,757,605	99.7%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,140,000 FNMA 6.00%, 10/01/38, valued at $13,730,091) to be repurchased at $13,526,214	$13,526	13,526,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.2%)
§@DFA Short Term Investment Fund	768,077,029	768,077,029	8.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $65,858,702 FNMA 2.688%(r), 03/01/35 & 6.122%(r), 08/01/37, valued at $26,313,027) to be repurchased at $25,547,006	$25,547	25,546,628	0.3%

36

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $29,140,000 FNMA 5.000%, 05/01/34 & 6.000%, 08/01/36, valued at $17,138,431) to be repurchased at $16,638,109	$16,638	$16,637,832	0.2%

TOTAL SECURITIES LENDING COLLATERAL		810,261,489	8.9%

TOTAL INVESTMENTS — (100.0%) (Cost $7,449,431,817)		$9,864,545,094	108.8%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,643,884,293	—	—	$1,643,884,293
Consumer Staples	621,535,440	—	—	621,535,440
Energy	1,301,146,305	—	—	1,301,146,305
Financials	2,338,790,559	—	—	2,338,790,559
Health Care	550,452,945	—	—	550,452,945
Industrials	1,285,268,257	—	—	1,285,268,257
Information Technology	343,055,631	—	—	343,055,631
Materials	418,864,194	—	—	418,864,194
Telecommunication Services	450,646,579	—	—	450,646,579
Utilities	87,113,402	—	—	87,113,402
Temporary Cash Investments	—	$13,526,000	—	13,526,000
Securities Lending Collateral	—	810,261,489	—	810,261,489

TOTAL	$9,040,757,605	$823,787,489	—	$9,864,545,094

See accompanying Notes to Financial Statements.

37

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.1%)
AUSTRALIA — (5.2%)
Australia & New Zealand Banking Group, Ltd.	3,176,183	$70,350,159	1.1%
National Australia Bank, Ltd.	2,342,165	59,839,711	0.9%
Wesfarmers, Ltd.	2,331,991	62,514,415	0.9%
Other Securities		213,248,699	3.2%

TOTAL AUSTRALIA		405,952,984	6.1%

AUSTRIA — (0.5%)
Other Securities		36,264,871	0.5%

BELGIUM — (0.6%)
Other Securities		46,552,727	0.7%

CANADA — (8.9%)
#Bank of Montreal	680,265	42,250,363	0.6%
#EnCana Corp.	1,307,643	43,253,401	0.6%
#Manulife Financial Corp.	2,074,478	37,413,307	0.6%
#Sun Life Financial, Inc.	1,262,400	37,121,370	0.6%
Suncor Energy, Inc.	1,057,029	36,160,423	0.5%
*Teck Resources, Ltd. Class B	1,418,230	55,735,127	0.8%
#Thomson Reuters Corp.	1,832,184	66,014,899	1.0%
#Toronto Dominion Bank	944,998	70,237,595	1.1%
TransCanada Corp.	1,065,371	37,588,991	0.6%
Other Securities		271,691,752	4.1%

TOTAL CANADA		697,467,228	10.5%

DENMARK — (1.2%)
Other Securities		94,897,499	1.4%

FINLAND — (0.8%)
Other Securities		59,187,255	0.9%

FRANCE — (7.0%)
#AXA SA	2,818,397	56,008,406	0.8%
BNP Paribas SA	913,891	62,771,738	1.0%
#Compagnie de Saint-Gobain SA	846,142	41,770,221	0.6%
Societe Generale Paris SA	996,332	53,203,436	0.8%
#Vivendi SA	2,686,677	70,478,172	1.1%
Other Securities		260,156,374	3.9%

TOTAL FRANCE		544,388,347	8.2%

GERMANY — (6.8%)
#Allianz SE	459,625	52,559,795	0.8%
Bayerische Motoren Werke AG	915,762	45,290,896	0.7%
Daimler AG	1,684,003	86,179,238	1.3%
Deutsche Bank AG	774,190	54,036,753	0.8%
#Munchener Rueckversicherungs-Gesellschaft AG	398,730	56,194,541	0.9%
Other Securities		240,941,814	3.6%

TOTAL GERMANY		535,203,037	8.1%

GREECE — (0.2%)
Other Securities		13,035,171	0.2%

HONG KONG — (1.9%)
Hutchison Whampoa, Ltd.	5,568,000	38,213,768	0.6%
Other Securities		107,269,586	1.6%

TOTAL HONG KONG		145,483,354	2.2%

38

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.1%)
Other Securities		$6,494,504	0.1%

ITALY — (2.2%)
#*Intesa Sanpaolo SpA	11,201,860	36,920,433	0.6%
*UniCredit SpA	22,325,370	58,508,215	0.9%
Other Securities		80,178,881	1.2%

TOTAL ITALY		175,607,529	2.7%

JAPAN — (14.9%)
FUJIFILM Holdings Corp.	1,327,000	45,478,278	0.7%
*Nissan Motor Co., Ltd.	4,257,200	37,042,570	0.5%
Sony Corp. Sponsored ADR	1,725,386	59,042,709	0.9%
Other Securities		1,025,385,618	15.5%

TOTAL JAPAN		1,166,949,175	17.6%

MALAYSIA — (0.0%)
Other Securities		—	0.0%

NETHERLANDS — (3.7%)
#ArcelorMittal NV	2,446,831	95,219,011	1.4%
Koninklijke Philips Electronics NV	2,870,499	96,388,982	1.5%
Other Securities		101,854,969	1.5%

TOTAL NETHERLANDS		293,462,962	4.4%

NEW ZEALAND — (0.1%)
Other Securities		8,507,124	0.1%

NORWAY — (1.0%)
Other Securities		75,226,049	1.1%

PORTUGAL — (0.1%)
Other Securities		8,836,227	0.1%

SINGAPORE — (1.4%)
Other Securities		112,298,827	1.7%

SPAIN — (3.0%)
#Banco Santander SA	3,335,415	42,411,010	0.6%
#Banco Santander SA Sponsored ADR	3,712,454	45,811,682	0.7%
Other Securities		149,589,052	2.3%

TOTAL SPAIN		237,811,744	3.6%

SWEDEN — (2.7%)
Nordea Bank AB	6,583,962	64,234,663	1.0%
Other Securities		145,570,214	2.2%

TOTAL SWEDEN		209,804,877	3.2%

SWITZERLAND — (6.1%)
Compagnie Financiere Richemont SA Series A	1,205,682	44,470,307	0.7%
#Credit Suisse Group AG	1,671,311	76,709,453	1.2%
#Credit Suisse Group AG Sponsored ADR	840,377	38,405,229	0.6%
#*Holcim, Ltd. AG	739,477	55,104,807	0.8%
*Swiss Reinsurance Co., Ltd. AG	931,611	40,402,531	0.6%
*UBS AG	3,481,616	53,937,826	0.8%
Zurich Financial Services AG	322,634	71,526,291	1.1%
Other Securities		100,304,943	1.5%

TOTAL SWITZERLAND		480,861,387	7.3%

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	1,196,479	50,821,561	0.8%

39

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Aviva P.L.C.	7,396,866	$39,102,707	0.6%
#Barclays P.L.C. Sponsored ADR	2,451,654	50,062,775	0.7%
#HSBC Holdings P.L.C. Sponsored ADR	2,052,635	104,458,595	1.6%
Kingfisher P.L.C.	10,285,817	39,200,367	0.6%
#Royal Dutch Shell P.L.C. ADR	2,647,536	160,652,484	2.4%
SABmiller P.L.C.	1,174,082	36,807,691	0.6%
Vodafone Group P.L.C.	34,976,333	77,460,069	1.2%
#Vodafone Group P.L.C. Sponsored ADR	8,066,329	179,072,504	2.7%
*Xstrata P.L.C.	3,843,909	63,258,372	0.9%
Other Securities		424,213,351	6.4%

TOTAL UNITED KINGDOM		1,225,110,476	18.5%

TOTAL COMMON STOCKS		6,579,403,354	99.2%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		—	0.0%

	Shares/ Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,950,000 FHLMC 5.00%, 10/15/19, valued at $14,943,938) to be repurchased at $14,719,233	$14,719	14,719,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.7%)
§@DFA Short Term Investment Fund	1,208,413,835	1,208,413,835	18.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valuedat $2,782,890) to be repurchased at $2,747,345	$2,747	2,747,304	0.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valuedat $17,016,808) to be repurchased at $16,683,409	16,683	16,683,145	0.3%

TOTAL SECURITIES LENDING COLLATERAL		1,227,844,284	18.5%

TOTAL INVESTMENTS — (100.0%) (Cost $6,340,635,125)		$7,821,966,638	118.0%

40

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,165,140	$400,787,844	—	$405,952,984
Austria	—	36,264,871	—	36,264,871
Belgium	4,378,533	42,174,194	—	46,552,727
Canada	697,467,228	—	—	697,467,228
Denmark	—	94,897,499	—	94,897,499
Finland	1,745,643	57,441,612	—	59,187,255
France	3,258,880	541,129,467	—	544,388,347
Germany	134,813,858	400,389,179	—	535,203,037
Greece	2,018,690	11,016,481	—	13,035,171
Hong Kong	—	145,483,354	—	145,483,354
Ireland	6,494,504	—	—	6,494,504
Italy	25,961,825	149,645,704	—	175,607,529
Japan	118,884,502	1,048,064,673	—	1,166,949,175
Malaysia	—	—	—	—
Netherlands	13,446,349	280,016,613	—	293,462,962
New Zealand	—	8,507,124	—	8,507,124
Norway	459,433	74,766,616	—	75,226,049
Portugal	—	8,836,227	—	8,836,227
Singapore	—	112,298,827	—	112,298,827
Spain	121,807,336	116,004,408	—	237,811,744
Sweden	8,128,568	201,676,309	—	209,804,877
Switzerland	52,459,762	428,401,625	—	480,861,387
United Kingdom	553,873,753	671,236,723	—	1,225,110,476
Rights/Warrants
Hong Kong	—	—	—	—
Temporary Cash Investments	—	14,719,000	—	14,719,000
Securities Lending Collateral	—	1,227,844,284	—	1,227,844,284

TOTAL	$1,750,364,004	$6,071,602,634	—	$7,821,966,638

See accompanying Notes to Financial Statements.

41

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
ASSETS:
Investments at Value (including $764,728 and $1,122,925 of securities on loan, respectively)	$9,040,758	$6,579,404
Temporary Cash Investments at Value & Cost	13,526	14,719
Collateral Received from Securities on Loan at Value & Cost	810,261	1,227,844
Foreign Currencies at Value	—	13,795
Cash	1,528	16
Receivables:
Investment Securities Sold	29,264	24,493
Dividends, Interest and Tax Reclaims	6,408	29,850
Securities Lending Income	124	1,294
Fund Shares Sold	466	8,650
Unrealized Gain on Foreign Currency Contracts	—	2
Prepaid Expenses and Other Assets	18	17

Total Assets	9,902,353	7,900,084

LIABILITIES:
Payables:
Upon Return of Securities Loaned	810,261	1,227,844
Investment Securities Purchased	24,241	37,337
Fund Shares Redeemed	546	2,343
Due to Advisor	760	1,141
Accrued Expenses and Other Liabilities	430	327

Total Liabilities	836,238	1,268,992

NET ASSETS	$9,066,115	$6,631,092

Investments at Cost	$6,625,645	$5,098,072

Foreign Currencies at Cost	$—	$13,784

See accompanying Notes to Financial Statements.

42

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $7,240 respectively)	$69,221	$73,366
Interest	23	20
Income from Securities Lending	2,477	3,155

Total Investment Income	71,721	76,541

Expenses
Investment Advisory Services Fees	4,170	6,492
Accounting & Transfer Agent Fees	413	327
Custodian Fees	37	373
Shareholders’ Reports	31	24
Directors’/Trustees’ Fees & Expenses	47	37
Professional Fees	113	86
Other	44	51

Total Expenses	4,855	7,390

Net Investment Income (Loss)	66,866	69,151

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	396,358	124,884
Foreign Currency Transactions	—	(1,586)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,253,743	85,507
Translation of Foreign Currency Denominated Amounts	—	(272)

Net Realized and Unrealized Gain (Loss)	1,650,101	208,533

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,716,967	$277,684

See accompanying Notes to Financial Statements.

43

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series		The DFA International Value Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$66,866	$155,080	$69,151	$161,170
Net Realized Gain (Loss) on:
Investment Securities Sold	396,358	(122,113)	124,884	63,984
Futures	—	7,204	—	(1,125)
Foreign Currency Transactions	—	—	(1,586)	3,828
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,253,743	1,161,370	85,507	1,395,836
Futures	—	(29)	—	—
Translation of Foreign Currency Denominated Amounts	—	—	(272)	240

Net Increase (Decrease) in Net Assets Resulting from Operations	1,716,967	1,201,512	277,684	1,623,933

Transactions in Interest:
Contributions	200,582	734,173	351,725	449,410
Withdrawals	(359,834)	(1,166,648)	(190,281)	(581,716)

Net Increase (Decrease) from Transactions in Interest	(159,252)	(432,475)	161,444	(132,306)

Total Increase (Decrease) in Net Assets	1,557,715	769,037	439,128	1,491,627
Net Assets
Beginning of Period	7,508,400	6,739,363	6,191,964	4,700,337

End of Period	$9,066,115	$7,508,400	$6,631,092	$6,191,964

See accompanying Notes to Financial Statements.

44

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series†
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	23.01	%(C)	11.90%	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%

Net Assets, End of Period (thousands)	$9,066,115		$7,508,400	$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.13%	0.11	%(B)	0.11%	0.12%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.62	%(B)	2.42%	1.97	%(B)	1.44%	1.68%	1.56%	1.41%
Portfolio Turnover Rate	15	%(C)	29%	19	%(C)	9%	13%	9%	7%

	The DFA International Value Series†
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	4.47	%(C)	35.41%	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%

Net Assets, End of Period (thousands)	$6,631,092		$6,191,964	$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.23%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.15	%(B)	3.22%	4.15	%(B)	3.04%	3.29%	2.71%	2.35%
Portfolio Turnover Rate	7	%(C)	18%	16	%(C)	16%	8%	10%	15%

See page 1 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

45

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of thirteen investment portfolios, of which two (the “Series”) are presented in this report.

Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The DFA International Value Series (the “International Series”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value

46

prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

47

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Trustees have requested or received a distribution of proceeds of a deferred fee account.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Series. For the six months ended April 30, 2010, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2010, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$207
The DFA International Value Series	165

48

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$1,202,203	$1,311,220
The DFA International Value Series	671,110	459,246

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series’ are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$7,449,432	$2,458,439	$(43,326)	$2,415,113
The DFA International Value Series	6,340,818	1,567,466	(86,317)	1,481,149

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a

49

newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3.    Futures Contracts:    The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented

50

in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Series had no outstanding futures contracts.

H. Line of Credit:

The Series, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	2.00%	$7,639	4	$2	$17,897

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

The Series, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.92%	$1,537	1	—	$1,537

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

51

I. Securities Lending:

As of April 30, 2010, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

52

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

53

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the “Funds”) and the sub-advisory agreements for The DFA International Value Series. For The DFA International Value Series, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the “Advisory Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods

54

were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

55

[THIS PAGE INTENTIONALLY LEFT BLANK]

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
U.S. Social Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,226.60	0.34%	$1.88
Hypothetical 5% Annual Return	$1,000.00	$1,023.11	0.34%	$1.71

U.S. Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,205.80	0.37%	$2.02
Hypothetical 5% Annual Return	$1,000.00	$1,022.96	0.37%	$1.86

International Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,058.80	0.57%	$2.91
Hypothetical 5% Annual Return	$1,000.00	$1,021.97	0.57%	$2.86

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

DFA International Value ex Tobacco Portfolio
Actual Fund Return	$1,000.00	$1,050.50	0.60%	$3.05
Hypothetical 5% Annual Return	$1,000.00	$1,021.82	0.60%	$3.01

Emerging Markets Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,164.00	0.65%	$3.49
Hypothetical 5% Annual Return	$1,000.00	$1,021.57	0.65%	$3.26

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Social Core Equity 2 Portfolio		U.S. Sustainability Core 1 Portfolio		International Sustainability Core 1 Portfolio
Consumer Discretionary	16.8%	Consumer Discretionary	13.9%	Consumer Discretionary	13.1%
Consumer Staples	4.5%	Consumer Staples	8.3%	Consumer Staples	7.6%
Energy	13.3%	Energy	9.9%	Energy	8.2%
Financials	20.3%	Financials	16.2%	Financials	20.9%
Health Care	4.6%	Health Care	11.9%	Health Care	6.0%
Industrials	13.3%	Industrials	13.0%	Industrials	17.9%
Information Technology	15.7%	Information Technology	15.5%	Information Technology	6.7%
Materials	5.7%	Materials	5.1%	Materials	12.8%
Telecommunication Services	3.5%	Telecommunication Services	2.6%	Other	—
Utilities	2.3%	Utilities	3.6%	Telecommunication Services	3.1%
	100.0%		100.0%	Utilities	3.7%
					100.0%
DFA International Value ex Tobacco Portfolio		Emerging Markets Social Core Equity Portfolio
Consumer Discretionary	13.4%	Consumer Discretionary	8.8%
Consumer Staples	5.7%	Consumer Staples	6.5%
Energy	9.0%	Energy	9.5%
Financials	34.0%	Financials	24.1%
Health Care	0.7%	Health Care	0.2%
Industrials	12.3%	Industrials	11.3%
Information Technology	4.6%	Information Technology	11.4%
Materials	12.6%	Materials	19.0%
Telecommunication Services	6.7%	Other	—
Utilities	1.0%	Telecommunication Services	5.3%
	100.0%	Utilities	3.9%
			100.0%

4

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (74.2%)
Consumer Discretionary — (12.4%)
Carnival Corp.	8,560	$ 356,952	0.3%
CBS Corp. Class B	18,500	299,885	0.3%
Lowe’s Cos., Inc.	14,443	391,694	0.4%
News Corp. Class A	29,569	455,954	0.4%
#*Royal Caribbean Cruises, Ltd.	7,600	272,384	0.2%
#*Sears Holdings Corp.	2,500	302,375	0.3%
Time Warner Cable, Inc.	5,428	305,325	0.3%
Time Warner, Inc.	16,700	552,436	0.5%
Walt Disney Co. (The)	26,447	974,307	0.9%
Other Securities		14,547,557	13.1%
Total Consumer Discretionary		18,458,869	16.7%

Consumer Staples — (3.4%)
CVS Caremark Corp.	15,600	576,108	0.5%
Kraft Foods, Inc.	22,400	663,040	0.6%
Procter & Gamble Co.	4,730	294,017	0.3%
Other Securities		3,452,593	3.1%
Total Consumer Staples		4,985,758	4.5%

Energy — (9.9%)
Apache Corp.	3,500	356,160	0.3%
Chevron Corp.	26,082	2,124,118	1.9%
ConocoPhillips	16,662	986,224	0.9%
#EOG Resources, Inc.	2,736	306,760	0.3%
Exxon Mobil Corp.	25,627	1,738,792	1.6%
National-Oilwell, Inc.	6,317	278,138	0.2%
Occidental Petroleum Corp.	4,400	390,104	0.4%
XTO Energy, Inc.	6,375	302,940	0.3%
Other Securities		8,204,656	7.4%
Total Energy		14,687,892	13.3%

Financials — (15.1%)
Bank of America Corp.	60,647	1,081,336	1.0%
Bank of New York Mellon Corp. (The)	11,600	361,108	0.3%
#BB&T Corp.	9,700	322,428	0.3%
Goldman Sachs Group, Inc. (The)	5,852	849,710	0.8%
JPMorgan Chase & Co.	49,700	2,116,226	1.9%
Lincoln National Corp.	10,430	319,054	0.3%
#M&T Bank Corp.	3,500	305,725	0.3%
Morgan Stanley	12,900	389,838	0.3%
#PNC Financial Services Group, Inc.	6,800	457,028	0.4%
Prudential Financial, Inc.	4,600	292,376	0.3%
#Regions Financial Corp.	40,800	360,672	0.3%
Travelers Cos., Inc. (The)	5,400	273,996	0.2%
Unum Group	11,100	271,617	0.2%
Wells Fargo & Co.	49,337	1,633,548	1.5%
Other Securities		13,333,936	12.1%
Total Financials		22,368,598	20.2%

Health Care — (3.4%)
*Thermo Fisher Scientific, Inc.	5,486	303,266	0.3%
Other Securities		4,717,795	4.3%
Total Health Care		5,021,061	4.6%

Industrials — (9.9%)
CSX Corp.	6,600	369,930	0.3%

5

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
FedEx Corp.	5,388	$ 484,974	0.5%
General Electric Co.	72,515	1,367,633	1.2%
Norfolk Southern Corp.	5,000	296,650	0.3%
Union Pacific Corp.	6,294	476,204	0.4%
Other Securities		11,625,644	10.5%
Total Industrials		14,621,035	13.2%

Information Technology — (11.6%)
*Apple, Inc.	2,447	638,961	0.6%
*Cisco Sytems, Inc.	18,300	492,636	0.4%
*Google, Inc.	600	315,264	0.3%
Hewlett-Packard Co.	6,800	353,396	0.3%
Intel Corp.	14,600	333,318	0.3%
International Business Machines Corp.	3,100	399,900	0.4%
#Visa, Inc.	3,900	351,897	0.3%
Other Securities		14,346,708	13.0%
Total Information Technology		17,232,080	15.6%

Materials — (4.2%)
Dow Chemical Co. (The)	9,459	291,621	0.3%
Other Securities		5,958,739	5.4%
Total Materials		6,250,360	5.7%

Telecommunication Services — (2.6%)
AT&T, Inc.	66,104	1,722,670	1.6%
Verizon Communications, Inc.	31,900	921,591	0.8%
Other Securities		1,158,835	1.0%
Total Telecommunication Services		3,803,096	3.4%

Utilities — (1.7%)
Other Securities		2,581,931	2.3%
TOTAL COMMON STOCKS		110,010,680	99.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		63	0.0%
	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (25.8%)
§@DFA Short Term Investment Fund	36,182,264	36,182,264	32.7%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $1,911,096 FNMA 7.000%, 04/01/37 & U.S. Treasury Note 2.625%, 05/31/10, valued at $1,230,590) to be repurchased at $1,203,437	$1,203	1,203,419	1.1%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $1,625,000 FNMA 5.000%, 05/01/34, valued at $814,582) to be repurchased at $789,181	789	789,168	0.7%
TOTAL SECURITIES LENDING COLLATERAL		38,174,851	34.5%
TOTAL INVESTMENTS — (100.0%) (Cost $135,206,908)		$148,185,594	134.0%

6

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$18,458,869	—	—	$18,458,869
Consumer Staples	4,985,758	—	—	4,985,758
Energy	14,687,892	—	—	14,687,892
Financials	22,368,598	—	—	22,368,598
Health Care	5,021,061	—	—	5,021,061
Industrials	14,621,035	—	—	14,621,035
Information Technology	17,232,080	—	—	17,232,080
Materials	6,250,360	—	—	6,250,360
Telecommunication Services	3,803,096	—	—	3,803,096
Utilities	2,581,931	—	—	2,581,931
Rights/Warrants	—	$63	—	63
Securities Lending Collateral	—	38,174,851	—	38,174,851

TOTAL	$110,010,680	$38,174,914	—	$148,185,594

See accompanying Notes to Financial Statements.

7

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (75.9%)
Consumer Discretionary — (10.5%)
Comcast Corp. Class A	18,300	$ 361,242	0.3%
*Ford Motor Co.	27,300	355,446	0.3%
Home Depot, Inc.	12,800	451,200	0.4%
McDonald’s Corp.	6,400	451,776	0.4%
Target Corp.	6,900	392,403	0.3%
Time Warner, Inc.	13,906	460,010	0.4%
Walt Disney Co. (The)	19,719	726,448	0.6%
Other Securities		12,748,417	11.1%
Total Consumer Discretionary		15,946,942	13.8%

Consumer Staples — (6.3%)
Coca-Cola Co. (The)	17,700	946,065	0.8%
Colgate-Palmolive Co.	4,300	361,630	0.3%
CVS Caremark Corp.	10,400	384,072	0.4%
Kraft Foods, Inc.	20,300	600,880	0.5%
PepsiCo, Inc.	9,700	632,634	0.6%
Procter & Gamble Co.	18,900	1,174,824	1.0%
Wal-Mart Stores, Inc.	21,704	1,164,420	1.0%
Other Securities		4,282,710	3.7%
Total Consumer Staples		9,547,235	8.3%

Energy — (7.5%)
Chevron Corp.	20,988	1,709,263	1.5%
Devon Energy Corp.	5,600	377,048	0.3%
#EOG Resources, Inc.	3,200	358,784	0.3%
Occidental Petroleum Corp.	4,500	398,970	0.4%
Schlumberger, Ltd.	8,100	578,502	0.5%
Other Securities		7,990,272	6.9%
Total Energy		11,412,839	9.9%

Financials — (12.3%)
American Express Co.	6,700	309,004	0.3%
Bank of America Corp.	123,165	2,196,032	1.9%
Bank of New York Mellon Corp. (The)	8,900	277,057	0.3%
*Citigroup, Inc.	260,617	1,138,896	1.0%
JPMorgan Chase & Co.	27,800	1,183,724	1.0%
Morgan Stanley	12,862	388,690	0.3%
#PNC Financial Services Group, Inc.	4,100	275,561	0.2%
Wells Fargo & Co.	55,375	1,833,466	1.6%
Other Securities		11,065,582	9.6%
Total Financials		18,668,012	16.2%

Health Care — (9.0%)
Bristol-Myers Squibb Co.	17,431	440,830	0.4%
Johnson & Johnson	23,075	1,483,722	1.3%
Medtronic, Inc.	8,468	369,967	0.3%
*Merck & Co., Inc.	20,347	712,959	0.6%
*Pfizer, Inc.	61,190	1,023,097	0.9%
*UnitedHealth Group, Inc.	13,800	418,278	0.3%
Other Securities		9,249,431	8.0%
Total Health Care		13,698,284	11.8%

Industrials — (9.9%)
#Boeing Co. (The)	4,500	325,935	0.3%
Caterpillar, Inc.	5,100	347,259	0.3%
Emerson Electric Co.	5,400	282,042	0.2%

8

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
General Electric Co.	90,450	$ 1,705,887	1.5%
United Technologies Corp.	9,300	697,035	0.6%
Other Securities		11,623,285	10.1%
Total Industrials		14,981,443	13.0%

Information Technology — (11.7%)
*Apple, Inc.	3,500	913,920	0.8%
*Cisco Sytems, Inc.	44,430	1,196,056	1.0%
*Dell, Inc.	17,300	279,914	0.2%
*Google, Inc.	1,000	525,440	0.5%
Hewlett-Packard Co.	22,200	1,153,734	1.0%
Intel Corp.	34,100	778,503	0.7%
International Business Machines Corp.	10,750	1,386,750	1.2%
Microsoft Corp.	59,752	1,824,826	1.6%
QUALCOMM, Inc.	8,700	337,038	0.3%
Other Securities		9,362,120	8.1%
Total Information Technology		17,758,301	15.4%

Materials — (3.9%)
E.I. du Pont de Nemours & Co.	7,100	282,864	0.2%
Other Securities		5,600,295	4.9%
Total Materials		5,883,159	5.1%

Telecommunication Services — (2.0%)
AT&T, Inc.	59,511	1,550,857	1.3%
Verizon Communications, Inc.	12,750	368,348	0.3%
Other Securities		1,028,866	0.9%
Total Telecommunication Services		2,948,071	2.5%

Utilities — (2.8%)
Other Securities		4,165,276	3.6%
TOTAL COMMON STOCKS		115,009,562	99.6%

RIGHTS/WARRANTS — (0.0%)
Other Securities		126	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $645,000 FHLMC 5.00%, 10/15/24, valued at $692,569) to be repurchased at $679,011	$679	679,000	0.6%

9

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (23.6%)
§@DFA Short Term Investment Fund	33,931,424	$ 33,931,424	29.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $1,792,145 FNMA 7.000%, 04/01/37 & U.S. Treasury Note 2.625%, 05/31/10, valued at $1,153,972) to be repurchased at $1,128,573	$1,129	1,128,556	1.0%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $1,535,000 FNMA 5.000%, 05/01/34, valued at $769,466) to be repurchased at $746,680	747	746,668	0.6%
TOTAL SECURITIES LENDING COLLATERAL		35,806,648	31.0%

TOTAL INVESTMENTS — (100.0%) (Cost $136,156,984)		$151,495,336	131.2%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$ 15,946,192	$ 750	—	$15,946,942
Consumer Staples	9,547,235	—	—	9,547,235
Energy	11,412,839	—	—	11,412,839
Financials	18,667,931	81	—	18,668,012
Health Care	13,697,987	297	—	13,698,284
Industrials	14,981,443	—	—	14,981,443
Information Technology	17,758,301	—	—	17,758,301
Materials	5,883,159	—	—	5,883,159
Telecommunication Services	2,948,071	—	—	2,948,071
Utilities	4,165,276	—	—	4,165,276
Rights/Warrants	—	126	—	126
Temporary Cash Investments	—	679,000	—	679,000
Securities Lending Collateral	—	35,806,648	—	35,806,648

TOTAL	$115,008,434	$36,486,902	—	$151,495,336

See accompanying Notes to Financial Statements.

10

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.0%)

AUSTRALIA — (6.1%)
#BHP Billiton, Ltd. Sponsored ADR	6,500	$ 473,135	0.5%
Commonwealth Bank of Australia NL	4,042	216,265	0.3%
National Australia Bank, Ltd.	12,849	328,278	0.4%
Rio Tinto, Ltd.	3,678	240,321	0.3%
Westpac Banking Corp. Sponsored ADR	2,200	273,108	0.3%
Other Securities		4,708,938	5.4%
TOTAL AUSTRALIA		6,240,045	7.2%

AUSTRIA — (0.3%)
Other Securities		319,253	0.4%

BELGIUM — (1.0%)
Other Securities		995,608	1.1%

CANADA — (7.0%)
Royal Bank of Canada	4,927	298,734	0.3%
Suncor Energy, Inc.	8,075	276,242	0.3%
Talisman Energy, Inc.	12,900	219,572	0.3%
#Toronto Dominion Bank	4,470	332,236	0.4%
Other Securities		6,038,725	6.9%
TOTAL CANADA		7,165,509	8.2%

DENMARK — (0.6%)
Other Securities		591,834	0.7%

FINLAND — (1.3%)
Other Securities		1,352,765	1.6%

FRANCE — (6.9%)
BNP Paribas SA	3,877	266,297	0.3%
#Schneider Electric SA	2,381	270,312	0.3%
Total SA Sponsored ADR	6,225	338,516	0.4%
Vivendi SA	8,670	227,436	0.3%
Other Securities		6,005,974	6.9%
TOTAL FRANCE		7,108,535	8.2%

GERMANY — (5.1%)
#E.ON AG	5,865	216,912	0.3%
#Siemens AG Sponsored ADR	3,800	371,032	0.4%
Other Securities		4,685,868	5.4%
TOTAL GERMANY		5,273,812	6.1%

GREECE — (0.4%)
Other Securities		400,472	0.5%

HONG KONG — (1.5%)
Other Securities		1,526,157	1.7%

IRELAND — (0.3%)
Other Securities		360,136	0.4%

ITALY — (1.6%)
Other Securities		1,680,766	1.9%

JAPAN — (18.1%)
Canon, Inc. Sponsored ADR	5,500	251,240	0.3%
Honda Motor Co., Ltd. Sponsored ADR	8,100	273,699	0.3%
Sony Corp. Sponsored ADR	9,426	322,558	0.3%

11

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (Continued)
*Toyota Motor Corp. Sponsored ADR	6,600	$ 508,794	0.6%
Other Securities		17,302,312	19.9%
TOTAL JAPAN		18,658,603	21.4%

NETHERLANDS — (2.9%)
*ING Groep NV Sponsored ADR	50,375	446,826	0.5%
#Philips Electronics NV ADR	10,687	356,305	0.4%
Other Securities		2,165,179	2.5%
TOTAL NETHERLANDS		2,968,310	3.4%

NEW ZEALAND — (0.1%)
Other Securities		109,705	0.1%

NORWAY — (0.9%)
Other Securities		884,996	1.0%

PORTUGAL — (0.3%)
Other Securities		290,119	0.3%

SINGAPORE — (0.8%)
Other Securities		855,523	1.0%

SPAIN — (2.4%)
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	24,691	324,193	0.4%
#Banco Santander SA	22,685	288,448	0.3%
Banco Santander SA Sponsored ADR	22,241	274,454	0.3%
Telefonica SA Sponsored ADR	3,475	235,536	0.3%
Other Securities		1,368,235	1.6%
TOTAL SPAIN		2,490,866	2.9%

SWEDEN — (2.0%)
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	19,400	223,100	0.2%
Other Securities		1,790,914	2.1%
TOTAL SWEDEN		2,014,014	2.3%

SWITZERLAND — (5.5%)
Credit Suisse Group AG Sponsored ADR	9,400	429,580	0.5%
#*Holcim, Ltd. AG	5,017	373,860	0.4%
Nestle SA	9,735	476,342	0.6%
*Novartis AG ADR	10,800	549,180	0.6%
Roche Holding AG Genusschein	3,598	568,085	0.7%
Other Securities		3,256,758	3.7%
TOTAL SWITZERLAND		5,653,805	6.5%

UNITED KINGDOM — (18.9%)
*Anglo American P.L.C.	10,705	454,705	0.5%
#AstraZeneca P.L.C. Sponsored ADR	9,100	402,493	0.5%
Barclays P.L.C.	47,118	242,341	0.3%
Barclays P.L.C. Sponsored ADR	15,400	314,468	0.3%
BG Group P.L.C.	13,460	227,510	0.3%
BP P.L.C.	39,698	346,243	0.4%
BP P.L.C. Sponsored ADR	16,082	838,676	1.0%
Diageo P.L.C. Sponsored ADR	3,600	245,304	0.3%
GlaxoSmithKline P.L.C. Sponsored ADR	12,750	475,448	0.5%
#HSBC Holdings P.L.C. Sponsored ADR	23,630	1,202,531	1.4%
Imperial Tobacco Group P.L.C.	8,155	232,321	0.3%
Rio Tinto P.L.C. Sponsored ADR	5,200	264,472	0.3%
*Rolls-Royce Group P.L.C.	31,147	274,452	0.3%
Royal Dutch Shell P.L.C. ADR	6,300	382,284	0.4%
SABmiller P.L.C.	7,729	242,306	0.3%

12

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Standard Chartered P.L.C.	13,888	$ 370,457	0.4%
Tesco P.L.C.	37,420	248,197	0.3%
Vodafone Group P.L.C. Sponsored ADR	29,900	663,780	0.8%
*Xstrata P.L.C.	34,079	560,831	0.6%
Other Securities		11,410,317	13.1%
TOTAL UNITED KINGDOM		19,399,136	22.3%
TOTAL COMMON STOCKS		86,339,969	99.2%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		514	0.0%

SWEDEN — (0.0%)
Other Securities		—	0.0%
TOTAL RIGHTS/WARRANTS		514	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $490,000 FHLMC 5.00%, 10/15/24, valued at $526,138) to be repurchased at $517,008	$517	517,000	0.6%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.5%)
§@DFA Short Term Investment Fund	12,919,461	12,919,461	14.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $3,079,772) to be repurchased at $3,019,432	$3,019	3,019,384	3.5%
TOTAL SECURITIES LENDING COLLATERAL		15,938,845	18.3%
TOTAL INVESTMENTS — (100.0%) (Cost $99,691,593)		$102,796,328	118.1%

13

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ 753,598	$5,486,447	—	$ 6,240,045
Austria	—	319,253	—	319,253
Belgium	145,149	850,459	—	995,608
Canada	7,165,509	—	—	7,165,509
Denmark	135,684	456,150	—	591,834
Finland	173,073	1,179,692	—	1,352,765
France	913,793	6,194,742	—	7,108,535
Germany	1,072,151	4,201,661	—	5,273,812
Greece	36,167	364,305	—	400,472
Hong Kong	—	1,526,157	—	1,526,157
Ireland	45,051	315,085	—	360,136
Italy	164,225	1,516,541	—	1,680,766
Japan	2,755,179	15,903,424	—	18,658,603
Netherlands	1,089,112	1,879,198	—	2,968,310
New Zealand	4,698	105,007	—	109,705
Norway	130,518	754,478	—	884,996
Portugal	22,242	267,877	—	290,119
Singapore	—	855,523	—	855,523
Spain	1,198,843	1,292,023	—	2,490,866
Sweden	250,725	1,763,289	—	2,014,014
Switzerland	1,422,570	4,231,235	—	5,653,805
United Kingdom	6,251,993	13,147,143	—	19,399,136
Rights/Warrants
Hong Kong	—	—	—	—
Spain	514	—	—	514
Sweden	—	—	—	—
Temporary Cash Investments	—	517,000	—	517,000
Securities Lending Collateral	—	15,938,845	—	15,938,845
TOTAL	$23,730,794	$79,065,534	—	$102,796,328

See accompanying Notes to Financial Statements.

14

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.4%)
AUSTRALIA — (4.6%)
Australia & New Zealand Banking Group, Ltd.	15,000	$ 332,239	0.6%
National Australia Bank, Ltd.	11,899	304,006	0.6%
Wesfarmers, Ltd.	21,339	572,041	1.1%
Other Securities		1,594,969	3.1%
TOTAL AUSTRALIA		2,803,255	5.4%

AUSTRIA — (0.3%)
Other Securities		177,004	0.3%

BELGIUM — (0.8%)
Other Securities		466,653	0.9%

CANADA — (8.0%)
#Bank of Montreal	6,862	426,190	0.8%
EnCana Corp.	10,890	360,213	0.7%
Sun Life Financial, Inc.	10,150	298,465	0.6%
*Teck Resources, Ltd. Class B	10,275	403,798	0.8%
#Thomson Reuters Corp.	10,278	370,324	0.7%
#Toronto Dominion Bank	10,700	795,284	1.5%
Other Securities		2,266,856	4.4%
TOTAL CANADA		4,921,130	9.5%

DENMARK — (1.4%)
Other Securities		839,275	1.6%

FINLAND — (1.0%)
UPM-Kymmene Oyj	21,001	301,383	0.6%
Other Securities		289,252	0.5%
TOTAL FINLAND		590,635	1.1%

FRANCE — (7.6%)
#AXA SA Sponsored ADR	37,500	718,500	1.4%
BNP Paribas SA	7,111	488,428	1.0%
Compagnie de Saint-Gobain SA	7,635	376,906	0.7%
Credit Agricole SA	22,096	315,863	0.6%
Societe Generale Paris SA	12,480	666,423	1.3%
Vivendi SA	14,320	375,649	0.7%
Other Securities		1,720,013	3.3%
TOTAL FRANCE		4,661,782	9.0%

GERMANY — (6.9%)
#Allianz SE	7,152	817,857	1.6%
Bayerische Motoren Werke AG	11,216	554,710	1.1%
Daimler AG	12,699	646,887	1.2%
Deutsche Bank AG	4,800	329,664	0.6%
Deutsche Telekom AG	65,866	866,538	1.6%
#Munchener Rueckversicherungs-Gesellschaft AG	2,860	403,071	0.8%
Other Securities		617,974	1.2%
TOTAL GERMANY		4,236,701	8.1%

GREECE — (0.2%)
Other Securities		146,907	0.3%

HONG KONG — (1.7%)
Hutchison Whampoa, Ltd.	79,000	542,185	1.0%

15

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (Continued)
Other Securities		$ 502,314	1.0%
TOTAL HONG KONG		1,044,499	2.0%

IRELAND — (0.2%)
Other Securities		128,655	0.3%

ITALY — (1.8%)
*Intesa Sanpaolo SpA	88,673	292,259	0.6%
Telecom Italia SpA	207,561	290,191	0.5%
Other Securities		501,104	1.0%
TOTAL ITALY		1,083,554	2.1%

JAPAN — (16.6%)
FUJIFILM Holdings Corp.	14,000	479,801	0.9%
*JX Holdings, Inc.	56,740	316,514	0.6%
Mitsubishi Heavy Industries, Ltd.	78,000	314,190	0.6%
Ricoh Co., Ltd.	19,000	322,765	0.6%
Sony Corp. Sponsored ADR	22,200	759,684	1.5%
Sumitomo Corp.	28,900	348,011	0.7%
Other Securities		7,629,186	14.6%
TOTAL JAPAN		10,170,151	19.5%

NETHERLANDS — (4.0%)
ArcelorMittal NV	16,689	649,456	1.2%
*ING Groep NV	39,432	348,040	0.7%
Koninklijke Philips Electronics NV	22,630	759,897	1.5%
Other Securities		721,897	1.4%
TOTAL NETHERLANDS		2,479,290	4.8%

NEW ZEALAND — (0.2%)
Other Securities		124,833	0.2%

NORWAY — (1.2%)
Other Securities		750,400	1.4%

PORTUGAL — (0.1%)
Other Securities		54,750	0.1%

SINGAPORE — (1.4%)
DBS Group Holdings, Ltd.	28,860	317,777	0.6%
Other Securities		521,688	1.0%
TOTAL SINGAPORE		839,465	1.6%

SPAIN — (2.4%)
#Banco Santander SA	28,042	356,564	0.7%
Repsol YPF SA Sponsored ADR	24,740	580,153	1.1%
Other Securities		529,080	1.0%
TOTAL SPAIN		1,465,797	2.8%

SWEDEN — (2.6%)
Nordea Bank AB	52,589	513,070	1.0%
Telefonaktiebolaget LM Ericsson AB	45,214	521,794	1.0%
Other Securities		585,690	1.1%
TOTAL SWEDEN		1,620,554	3.1%

SWITZERLAND — (5.2%)
Credit Suisse Group AG Sponsored ADR	8,150	372,455	0.7%
#*Holcim, Ltd. AG	10,746	800,777	1.5%
*Swiss Reinsurance Co., Ltd. AG	8,514	369,239	0.7%

16

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (Continued)
Zurich Financial Services AG	3,698	$ 819,827	1.6%
Other Securities		810,377	1.6%
TOTAL SWITZERLAND		3,172,675	6.1%

UNITED KINGDOM — (16.2%)
#Carnival P.L.C. ADR	7,700	331,870	0.6%
HSBC Holdings P.L.C. Sponsored ADR	13,584	691,290	1.3%
Kingfisher P.L.C.	75,933	289,389	0.6%
Pearson P.L.C. Sponsored ADR	27,500	439,175	0.8%
Royal Dutch Shell P.L.C. ADR	37,506	2,275,864	4.4%
Vodafone Group P.L.C. Sponsored ADR	94,200	2,091,240	4.0%
*Xstrata P.L.C.	38,965	641,238	1.2%
Other Securities		3,160,364	6.1%
TOTAL UNITED KINGDOM		9,920,430	19.0%
TOTAL COMMON STOCKS		51,698,395	99.2%
RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)

Other Securities		—	0.0%

	Face Amount
	(000)	Value†

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $200,000 FHLMC 5.00%, 10/15/24, valued at $214,750) to be repurchased at $208,003	$208	208,000	0.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.3%)
§@DFA Short Term Investment Fund	7,946,221	7,946,221	15.3%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $759,147) to be repurchased at $749,451	$749	749,440	1.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $675,437) to be repurchased at $662,203	662	662,193	1.3%
TOTAL SECURITIES LENDING COLLATERAL		9,357,854	18.0%
TOTAL INVESTMENTS — (100.0%) (Cost $62,815,262)		$61,264,249	117.6%

17

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$ 2,803,255	—	$ 2,803,255
Austria	—	177,004	—	177,004
Belgium	—	466,653	—	466,653
Canada	$ 4,921,130	—	—	4,921,130
Denmark	—	839,275	—	839,275
Finland	—	590,635	—	590,635
France	718,500	3,943,282	—	4,661,782
Germany	1,843,089	2,393,612	—	4,236,701
Greece	—	146,907	—	146,907
Hong Kong	—	1,044,499	—	1,044,499
Ireland	128,655	—	—	128,655
Italy	—	1,083,554	—	1,083,554
Japan	1,661,903	8,508,248	—	10,170,151
Netherlands	240,746	2,238,544	—	2,479,290
New Zealand	—	124,833	—	124,833
Norway	—	750,400	—	750,400
Portugal	—	54,750	—	54,750
Singapore	—	839,465	—	839,465
Spain	936,717	529,080	—	1,465,797
Sweden	—	1,620,554	—	1,620,554
Switzerland	477,155	2,695,520	—	3,172,675
United Kingdom	6,529,734	3,390,696	—	9,920,430
Rights/Warrants
Hong Kong	—	—	—	—
Temporary Cash Investments	—	208,000	—	208,000
Securities Lending Collateral	—	9,357,854	—	9,357,854

TOTAL	$17,457,629	$43,806,620	—	$61,264,249

18

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.8%)
BRAZIL — (5.3%)
Petroleo Brasileiro SA ADR	106,230	$ 4,507,339	0.9%
#*Vale SA Sponsored ADR	141,000	4,318,830	0.8%
Other Securities		19,908,644	3.9%
TOTAL BRAZIL		28,734,813	5.6%

CHILE — (2.0%)
Empresas CMPC SA	32,712	1,399,376	0.3%
Empresas Copec SA	89,745	1,433,637	0.3%
Other Securities		8,383,242	1.6%
TOTAL CHILE		11,216,255	2.2%

CHINA — (10.6%)
Bank of China, Ltd.	3,845,000	1,979,349	0.4%
China Construction Bank Corp.	4,274,000	3,476,205	0.6%
#China Life Insurance Co., Ltd. ADR	36,543	2,469,941	0.5%
China Mobile, Ltd. Sponsored ADR	76,701	3,750,679	0.7%
China Unicom Hong Kong, Ltd. ADR	114,955	1,428,891	0.3%
#CNOOC, Ltd. ADR	11,400	2,005,488	0.4%
Industrial & Commercial Bank of China, Ltd.	4,186,000	3,050,956	0.6%
Tencent Holdings, Ltd.	70,200	1,449,968	0.3%
Other Securities		38,107,839	7.4%
TOTAL CHINA		57,719,316	11.2%

CZECH REPUBLIC — (0.5%)
Other Securities		2,912,146	0.6%

HUNGARY — (0.7%)
#*OTP Bank NYRT	63,147	2,219,710	0.4%
Other Securities		1,821,168	0.4%
TOTAL HUNGARY		4,040,878	0.8%

INDIA — (10.7%)
HDFC Bank, Ltd.	38,156	1,691,568	0.3%
ICICI Bank, Ltd. Sponsored ADR	87,637	3,726,325	0.7%
Infosys Technologies, Ltd.	50,322	3,069,228	0.6%
Other Securities		49,884,028	9.7%
TOTAL INDIA		58,371,149	11.3%

INDONESIA — (3.0%)
PT Astra International Tbk	302,000	1,560,604	0.3%
Other Securities		14,708,459	2.8%
TOTAL INDONESIA		16,269,063	3.1%

ISRAEL — (1.8%)
Other Securities		9,760,873	1.9%

MALAYSIA — (3.7%)
Other Securities		20,502,021	4.0%

MEXICO — (5.5%)
America Movil S.A.B. de C.V. Series L ADR	94,300	4,854,564	0.9%
*Cemex S.A.B. de C.V. Sponsored ADR	203,375	2,416,095	0.5%
#Grupo Financiero Banorte S.A.B. de C.V.	473,333	1,902,981	0.4%
Grupo Mexico S.A.B. de C.V. Series B	594,999	1,570,104	0.3%
Grupo Televisa S.A. de C.V. Sponsored ADR	81,300	1,689,414	0.3%
#Wal-Mart de Mexico S.A.B. de C.V. Series V	613,260	1,434,497	0.3%

19

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (Continued)
Other Securities		$ 16,176,401	3.1%
TOTAL MEXICO		30,044,056	5.8%

PHILIPPINES — (0.9%)
Other Securities		4,908,510	0.9%

POLAND — (2.0%)
*Polski Koncern Naftowy Orlen SA	134,711	1,774,438	0.3%
Other Securities		9,136,834	1.8%
TOTAL POLAND		10,911,272	2.1%

RUSSIA — (3.9%)
*Gazprom OAO Sponsored ADR	304,390	6,987,642	1.4%
*Lukoil OAO Sponsored ADR	68,019	3,826,008	0.7%
*Surgutneftegaz Sponsored ADR	149,603	1,415,893	0.3%
Other Securities		9,306,306	1.8%
TOTAL RUSSIA		21,535,849	4.2%

SOUTH AFRICA — (9.9%)
ABSA Group, Ltd.	73,891	1,400,150	0.3%
Gold Fields, Ltd. Sponsored ADR	144,700	1,944,768	0.4%
Impala Platinum Holdings, Ltd.	78,013	2,187,857	0.4%
Naspers, Ltd. Series N	56,301	2,267,245	0.4%
Sanlam, Ltd.	794,013	2,584,323	0.5%
Sasol, Ltd. Sponsored ADR	98,800	4,016,220	0.8%
Standard Bank Group, Ltd.	251,547	3,824,701	0.7%
Other Securities		35,813,601	7.0%
TOTAL SOUTH AFRICA		54,038,865	10.5%

SOUTH KOREA — (11.1%)
#*Hynix Semiconductor, Inc.	63,730	1,613,038	0.3%
KB Financial Group, Inc. ADR	37,346	1,822,485	0.4%
LG Chemical, Ltd.	6,062	1,532,932	0.3%
POSCO ADR	28,568	3,204,187	0.6%
Samsung Electronics Co., Ltd.	9,597	7,296,972	1.4%
Shinhan Financial Group Co., Ltd. ADR	23,844	2,030,078	0.4%
Other Securities		43,169,697	8.4%
TOTAL SOUTH KOREA		60,669,389	11.8%

TAIWAN — (11.3%)
Hon Hai Precision Industry Co., Ltd.	641,332	3,010,751	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,422,000	2,782,996	0.6%
Other Securities		55,848,000	10.8%
TOTAL TAIWAN		61,641,747	12.0%

THAILAND — (2.2%)
Other Securities		12,287,027	2.4%

TURKEY — (2.7%)
Turkiye Garanti Bankasi A.S.	305,021	1,477,684	0.3%
Other Securities		13,158,705	2.5%
TOTAL TURKEY		14,636,389	2.8%
TOTAL COMMON STOCKS		480,199,618	93.2%

PREFERRED STOCKS — (6.2%)
BRAZIL — (6.2%)
Banco Bradesco SA Sponsored ADR	151,800	2,826,516	0.5%
Cia Vale do Rio Doce	203,454	5,474,947	1.1%
#Gerdau SA Sponsored ADR	168,600	2,765,040	0.5%

20

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (Continued)
Itau Unibanco Holding SA ADR	149,866	$ 3,249,095	0.6%
Metalurgica Gerdau SA	75,200	1,479,990	0.3%
Petroleo Brasileiro SA ADR	146,315	5,551,191	1.1%
Usinas Siderurgicas de Minas Gerais SA Series A	114,375	3,738,038	0.7%
Other Securities		8,627,094	1.7%
TOTAL PREFERRED STOCKS		33,711,911	6.5%
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		3	0.0%

CHINA — (0.0%)
Other Securities		2,820	0.0%

INDIA — (0.0%)
Other Securities		7,767	0.0%

ISRAEL — (0.0%)
Other Securities		795	0.0%

MALAYSIA — (0.0%)
Other Securities		5,343	0.0%

SOUTH KOREA — (0.0%)
Other Securities		2,754	0.0%

THAILAND — (0.0%)
Other Securities		6,575	0.0%
TOTAL RIGHTS/WARRANTS		26,057	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $25,000 FHLMC 5.00%, 10/15/24, valued at $26,844) to be repurchased at $24,000	$24	24,000	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.0%)
§@DFA Short Term Investment Fund	28,249,200	28,249,200	5.5%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $4,847,417) to be repurchased at $4,752,445	$4,752	4,752,370	0.9%
TOTAL SECURITIES LENDING COLLATERAL		33,001,570	6.4%
TOTAL INVESTMENTS — (100.0%) (Cost $400,806,310)		$546,963,156	106.1%

21

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$ 28,734,813	—	—	$28,734,813
Chile	11,216,255	—	—	11,216,255
China	13,513,937	$44,205,379	—	57,719,316
Czech Republic	—	2,912,146	—	2,912,146
Hungary	19,514	4,021,364	—	4,040,878
India	4,310,908	54,060,241	—	58,371,149
Indonesia	1,481,596	14,787,467	—	16,269,063
Israel	945,043	8,815,830	—	9,760,873
Malaysia	37,581	20,464,440	—	20,502,021
Mexico	30,044,056	—	—	30,044,056
Philippines	388,056	4,520,454	—	4,908,510
Poland	42,472	10,868,800	—	10,911,272
Russia	—	21,535,849	—	21,535,849
South Africa	8,120,219	45,918,646	—	54,038,865
South Korea	10,425,805	50,243,584	—	60,669,389
Taiwan	2,527,565	59,114,182	—	61,641,747
Thailand	12,242,545	44,482	—	12,287,027
Turkey	595,807	14,040,582	—	14,636,389
Preferred Stocks
Brazil	33,711,911	—	—	33,711,911
Rights/Warrants
Brazil	3	—	—	3
China	—	2,820	—	2,820
India	—	7,767	—	7,767
Israel	—	795	—	795
Malaysia	—	5,343	—	5,343
South Korea	2,754	—	—	2,754
Thailand	6,575	—	—	6,575
Temporary Cash Investments	—	24,000	—	24,000
Securities Lending Collateral	—	33,001,570	—	33,001,570

TOTAL	$158,367,415	$388,595,741	—	$546,963,156

See accompanying Notes to Financial Statements.

22

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio	U.S. Sustainability Core 1 Portfolio	International Sustainability Core 1 Portfolio
ASSETS:
Investments at Value (including $35,951, $33,778 and $14,748 of securities on loan, respectively)	$110,011	$115,009	$86,341
Temporary Cash Investments at Value & Cost	—	679	517
Collateral Received from Securities on Loan at Value & Cost	38,175	35,807	15,939
Foreign Currencies at Value	—	—	145
Cash	1	1	15
Receivables:
Investment Securities Sold	4,029	12	5
Dividends, Interest and Tax Reclaims	99	86	363
Securities Lending Income	6	5	15
Fund Shares Sold	44	110	85
Prepaid Expenses and Other Assets	1	7	7

Total Assets	152,366	151,716	103,432

LIABILITIES:
Payables:
Upon Return of Securities Loaned	38,175	35,807	15,939
Investment Securities Purchased	—	353	349
Fund Shares Redeemed	—	80	33
Due to Advisor	24	28	34
Loan Payable	3,568	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	1
Accrued Expenses and Other Liabilities	—	10	5

Total Liabilities	41,767	36,278	16,361

NET ASSETS	$110,599	$115,438	$87,071

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	13,811,064	11,833,308	10,751,690

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.01	$9.76	$8.10

Investments at Cost	$97,032	$99,671	$83,236

Foreign Currencies at Cost	$—	$—	$145

NET ASSETS CONSIST OF:
Paid-In Capital	$101,252	$103,845	$84,207
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	183	168	553
Accumulated Net Realized Gain (Loss)	(3,815)	(3,913)	(792)
Net Unrealized Foreign Exchange Gain (Loss)	—	—	(2)
Net Unrealized Appreciation (Depreciation)	12,979	15,338	3,105

NET ASSETS	$110,599	$115,438	$87,071

(1) NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000	300,000,000

See accompanying Notes to Financial Statements.

23

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Value ex Tobacco Portfolio	Emerging Markets Social Core Equity Portfolio
ASSETS:
Investments at Value (including $8,575 and $31,194 of securities on loan, respectively)	$51,698	$513,938
Temporary Cash Investments at Value & Cost	208	24
Collateral Received from Securities on Loan at Value & Cost	9,358	33,001
Foreign Currencies at Value	104	871
Cash	16	15
Receivables:
Investment Securities Sold	11	714
Dividends, Interest and Tax Reclaims	231	1,387
Securities Lending Income	10	29
Fund Shares Sold	—	40
Prepaid Expenses and Other Assets	23	18

Total Assets	61,659	550,037

LIABILITIES:
Payables:
Upon Return of Securities Loaned	9,358	33,001
Investment Securities Purchased	154	833
Fund Shares Redeemed	—	70
Due to Advisor	21	240
Deferred Thailand Capital Gains Tax	—	462
Accrued Expenses and Other Liabilities	19	51

Total Liabilities	9,552	34,657

NET ASSETS	$52,107	$515,380

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,068,414	38,631,744

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.59	$13.34

Investments at Cost	$53,249	$367,781

Foreign Currencies at Cost	$103	$865

NET ASSETS CONSIST OF:
Paid-In Capital	$56,005	$353,262
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	334	1,881
Accumulated Net Realized Gain (Loss)	(2,680)	14,528
Deferred Thailand Capital Gains Tax	—	(462)
Net Unrealized Foreign Exchange Gain (Loss)	(2)	8
Net Unrealized Appreciation (Depreciation)	(1,550)	146,163

NET ASSETS	$52,107	$515,380

(1) NUMBER OF SHARES AUTHORIZED	300,000,000	500,000,000

See accompanying Notes to Financial Statements.

24

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio	U.S. Sustainability Core 1 Portfolio	International Sustainability Core 1 Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, and $79, respectively)	$685	$811	$1,002
Interest	—	—	1
Income from Securities Lending	39	31	44

Total Investment Income	724	842	1,047

Expenses
Investment Advisory Services Fees	118	146	169
Accounting & Transfer Agent Fees	15	16	17
Custodian Fees	5	6	14
Filing Fees	14	13	13
Shareholders’ Reports	1	6	5
Directors’/Trustees’ Fees & Expenses	—	1	1
Professional Fees	1	1	1
Other	2	2	3

Total Expenses	156	191	223

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(6)	4

Net Expenses	156	185	227

Net Investment Income (Loss)	568	657	820

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(514)	427	437
Foreign Currency Transactions	—	—	(12)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	19,800	17,530	3,361
Translation of Foreign Currency Denominated Amounts	—	—	(3)

Net Realized and Unrealized Gain (Loss)	19,286	17,957	3,783

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,854	$18,614	$4,603

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	DFA International Value ex Tobacco Portfolio	Emerging Markets Social Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $61 and $441, respectively)	$637	$4,216
Interest	—	1
Income from Securities Lending	27	200

Total Investment Income	664	4,417

Expenses
Investment Advisory Services Fees	116	1,368
Accounting & Transfer Agent Fees	15	40
Custodian Fees	6	142
Filing Fees	1	14
Shareholders’ Reports	11	10
Directors’/Trustees’ Fees & Expenses	—	3
Professional Fees	1	18
Other	5	5

Total Expenses	155	1,600

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(2)	—

Net Expenses	153	1,600

Net Investment Income (Loss)	511	2,817

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	151	15,514
Foreign Currency Transactions	(1)	3
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,823	55,363
Translation of Foreign Currency Denominated Amounts	(4)	(3)
Change in Deferred Thailand Capital Gains Tax	—	(137)

Net Realized and Unrealized Gain (Loss)	1,969	70,740

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,480	$73,557

See accompanying Notes to Financial Statements.

26

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio		U.S. Sustainability Core 1 Portfolio		International Sustainability Core 1 Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$568	$740	$657	$1,264	$820	$1,367
Net Realized Gain (Loss) on:
Investment Securities Sold	(514)	(2,007)	427	(3,213)	437	(1,126)
Futures	—	(146)	—	59	—	—
Foreign Currency Transactions	—	—	—	—	(12)	23
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	19,800	9,011	17,530	12,352	3,361	16,790
Translation of Foreign Currency Denominated Amounts	—	—	—	—	(3)	(13)

Net Increase (Decrease) in Net Assets Resulting from Operations	19,854	7,598	18,614	10,462	4,603	17,041

Distributions From:
Net Investment Income	(534)	(729)	(659)	(1,298)	(491)	(1,340)

Total Distributions	(534)	(729)	(659)	(1,298)	(491)	(1,340)

Capital Share Transactions (1):
Shares Issued	20,805	44,392	19,870	49,384	17,686	39,030
Shares Issued in Lieu of Cash Distributions	353	316	658	1,281	488	1,329
Shares Redeemed	(6,694)	(5,125)	(8,344)	(25,724)	(9,339)	(19,591)

Net Increase (Decrease) from Capital Share Transactions	14,464	39,583	12,184	24,941	8,835	20,768

Total Increase (Decrease) in Net Assets	33,784	46,452	30,139	34,105	12,947	36,469
Net Assets
Beginning of Period	76,815	30,363	85,299	51,194	74,124	37,655

End of Period	$110,599	$76,815	$115,438	$85,299	$87,071	$74,124

(1) Shares Issued and Redeemed:
Shares Issued	2,919	7,598	2,203	7,147	2,210	6,428
Shares Issued in Lieu of Cash Distributions	50	55	75	186	62	206
Shares Redeemed	(855)	(920)	(916)	(3,790)	(1,150)	(3,277)

Net Increase (Decrease) from Shares Issued and Redeemed	2,114	6,733	1,362	3,543	1,122	3,357

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$183	$149	$168	$171	$553	$224
See accompanying Notes to Financial Statements.

27

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value ex Tobacco Portfolio		Emerging Markets Social Core Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$511	$1,304	$2,817	$6,925
Net Realized Gain (Loss) on:
Investment Securities Sold	151	(2,798)	15,514	1,219
Futures	—	—	—	(486)
Foreign Currency Transactions	(1)	30	3	(171)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,823	15,141	55,363	177,760
Futures	—	—	—	(2)
Translation of Foreign Currency Denominated Amounts	(4)	1	(3)	(5)
Change in Deferred Thailand Capital Gains Tax	—	—	(137)	(323)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,480	13,678	73,557	184,917

Distributions From:
Net Investment Income	(266)	(1,380)	(2,160)	(6,711)

Total Distributions	(266)	(1,380)	(2,160)	(6,711)

Capital Share Transactions (1):
Shares Issued	—	11,000	11,996	74,964
Shares Issued in Lieu of Cash Distributions	266	1,380	2,130	6,606
Shares Redeemed	—	(6,843)	(30,848)	(14,172)

Net Increase (Decrease) from Capital Share Transactions	266	5,537	(16,722)	67,398

Total Increase (Decrease) in Net Assets	2,480	17,835	54,675	245,604
Net Assets
Beginning of Period	49,627	31,792	460,705	215,101

End of Period	$52,107	$49,627	$515,380	$460,705

(1) Shares Issued and Redeemed:
Shares Issued	—	1,757	962	10,070
Shares Issued in Lieu of Cash Distributions	31	199	171	753
Shares Redeemed	—	(943)	(2,523)	(1,863)

Net Increase (Decrease) from Shares Issued and Redeemed	31	1,013	(1,390)	8,960

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$334	$89	$1,881	$1,224

See accompanying Notes to Financial Statements.

28

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Social Core Equity 2 Portfolio							U.S. Sustainability Core 1 Portfolio					International Sustainability Core 1 Portfolio
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Period Oct. 1, 2007(a) to Nov. 30, 2007		Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period March 12, 2008(a) to Oct. 31, 2008		Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period March 12, 2008(a) to Oct. 31, 2008

	(Unaudited)							(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$6.57		$6.12	$9.33		$10.00		$8.15		$7.39	$10.00		$7.70		$6.00	$10.00

Income from Investment Operations
Net Investment Income (Loss)(A)	0.04		0.10	0.12		0.02		0.06		0.14	0.10		0.08		0.16	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	1.44		0.46	(3.21)		(0.69)		1.61		0.77	(2.64)		0.37		1.70	(4.03)

Total from Investment Operations	1.48		0.56	(3.09)		(0.67)		1.67		0.91	(2.54)		0.45		1.86	(3.86)

Less Distributions
Net Investment Income	(0.04)		(0.11)	(0.12)		—		(0.06)		(0.15)	(0.07)		(0.05)		(0.16)	(0.14)

Total Distributions	(0.04)		(0.11)	(0.12)		—		(0.06)		(0.15)	(0.07)		(0.05)		(0.16)	(0.14)

Net Asset Value, End of Period	$8.01		$6.57	$6.12		$9.33		$9.76		$8.15	$7.39		$8.10		$7.70	$6.00

Total Return	22.66%(C	)	9.49%	(33.48)%(C	)	(6.70)%(C	)	20.58%(C	)	12.69%	(25.62)%(C	)	5.88%(C	)	31.56%	(39.13)%(C	)

Net Assets, End of Period (thousands)	$110,599		$76,815	$30,363		$35,489		$115,438		$85,299	$51,194		$87,071		$74,124	$37,655
Ratio of Expenses to Average Net Assets	0.34%(B	)	0.41%	0.49%(B	)	0.53%(B)(D	)	0.37%(B	)	0.37%	0.37%(B)(D	)	0.57%(B	)	0.57%	0.57%(B)(D	)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.34%(B	)	0.41%	0.49%(B	)	0.53%(B)(D	)	0.38%(B	)	0.47%	0.61%(B)(D	)	0.56%(B	)	0.66%	1.00%(B)(D	)
Ratio of Net Investment Income to Average Net Assets	1.22%(B	)	1.62%	1.56%(B	)	1.55%(B)(D	)	1.31%(B	)	1.97%	1.74%(B)(D	)	2.06%(B	)	2.57%	3.18%(B)(D	)
Portfolio Turnover Rate	9%(C	)	8%	7%(C	)	0%(C	)	4%(C	)	18%	12%(C	)	4%(C	)	7%	2%(C	)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

29

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value ex Tobacco Portfolio					Emerging Markets Social Core Equity Portfolio
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period June 30, 2008(a) to Oct. 31, 2008		Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Period Aug. 31, 2006(a) to Nov. 30, 2006

	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$8.22		$6.33	$10.00		$11.51		$6.92	$16.27		$11.46	$10.00

Income from Investment Operations
Net Investment Income (Loss)(A)	0.08		0.20	0.08		0.07		0.18	0.30		0.28	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	0.33		1.90	(3.72)		1.81		4.59	(8.28)		4.74	1.43

Total from Investment Operations	0.41		2.10	(3.64)		1.88		4.77	(7.98)		5.02	1.46

Less Distributions
Net Investment Income	(0.04)		(0.21)	(0.03)		(0.05)		(0.18)	(0.32)		(0.21)	—
Net Realized Gains	—		—	—		—		—	(1.05)		—	—

Total Distributions	(0.04)		(0.21)	(0.03)		(0.05)		(0.18)	(1.37)		(0.21)	—

Net Asset Value, End of Period	$8.59		$8.22	$6.33		$13.34		$11.51	$6.92		$16.27	$11.46

Total Return	5.05%(C	)	33.74%	(36.47)%(C	)	16.40%(C	)	69.84%	(53.24)%(C	)	44.12%	14.60%(C	)

Net Assets, End of Period (thousands)	$52,107		$49,627	$31,792		$515,380		$460,705	$215,101		$482,671	$358,924
Ratio of Expenses to Average Net Assets	0.60%(B	)	0.60%	0.60%(B)(D	)	0.65%(B	)	0.70%	0.66%(B	)	0.66%	0.78%(B)(D	)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.61%(B	)	0.70%	0.66%(B)(D	)	0.65%(B	)	0.70%	0.66%(B	)	0.66%	0.78%(B)(D	)
Ratio of Net Investment Income to Average Net Assets	2.00%(B	)	2.98%	2.18%(B)(D	)	1.14%(B	)	2.10%	2.54%(B	)	2.02%	1.09%(B)(D	)
Portfolio Turnover Rate	11%(C	)	32%	1%(C	)	6%(C	)	4%	13%(C	)	12%	0%(C	)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

30

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-seven operational portfolios, five of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio and Emerging Markets Social Core Equity Portfolio (the “Portfolios”) are included in this report. The remaining fifty-two portfolios are presented in separate reports.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the “Domestic Equity Portfolios”) and International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio and Emerging Markets Social Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese Securities Markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and

31

trading activities on the International Equity Portfolios’ investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors/Trustees Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director

32

ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Social Core Equity Portfolio’s investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. Emerging Markets Social Core Equity Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. Emerging Markets Social Core Equity Portfolio is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Portfolios. For the six months ended April 30, 2010, the Portfolios’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Social Core Equity 2 Portfolio	0.25%
U.S. Sustainability Core 1 Portfolio	0.29%
International Sustainability Core 1 Portfolio	0.42%
DFA International Value ex Tobacco Portfolio	0.45%
Emerging Markets Social Core Equity Portfolio	0.55%

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2010, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and previously waived fees subject to future recovery by the Advisor as reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

33

	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Social Core Equity 2 Portfolio (1)	0.60%	—	—
U.S. Sustainability Core 1 Portfolio (2)	0.37%	—	$141
International Sustainability Core 1 Portfolio (2)	0.57%	$4	122
DFA International Value ex Tobacco Portfolio (2)	0.60%	—	57
Emerging Markets Social Core Equity Portfolio (3)	0.85%	—	—

(1) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce U.S. Social Core Equity 2 Portfolio’s ordinary operating expenses (not including expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) up to the amount of its total advisory fee when the Portfolio Expenses exceed the rate listed above as percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the annualized Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the Expense Limitation Amount.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume expenses of U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio and DFA International Value ex Tobacco Portfolio (excluding the expenses that a Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio and DFA International Value ex Tobacco Portfolio to the rates listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the annualized Portfolio Expenses of a Portfolio are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the Portfolio’s Expense Limitation Amount.

(3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume Emerging Markets Social Core Equity Portfolio’s expenses to the extent necessary to limit the expenses to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized expenses are less than the Portfolio’s Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the Expense Limitation Amount. The Advisor also has voluntarily agreed to assume the costs of the Portfolio’s cost of the engagement of its Social Screen Portfolios Vendor but may terminate the assumption of this expense at any time.

    Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $108 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$2

34

U.S. Sustainability Core 1 Portfolio	$2
International Sustainability Core 1 Portfolio	2
DFA International Value ex Tobacco Portfolio	1
Emerging Markets Social Core Equity Portfolio	13

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	$22,098	$7,959
U.S. Sustainability Core 1 Portfolio	16,274	4,207
International Sustainability Core 1 Portfolio	12,181	3,079
DFA International Value ex Tobacco Portfolio	5,658	5,371
Emerging Markets Social Core Equity Portfolio	27,207	43,253

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Sustainability Core 1 Portfolio	$(13)	$ 13	—
International Sustainability Core 1 Portfolio	(13)	36	$(23)
DFA International Value ex Tobacco Portfolio	(17)	47	(30)
Emerging Markets Social Core Equity Portfolio	—	(172)	172

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio
2008	$509	—	$509
2009	729	—	729

35

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Sustainability Core 1 Portfolio
2008	$ 338	—	$ 338
2009	1,298	—	1,298
International Sustainability Core 1 Portfolio
2008	412	—	412
2009	1,341	—	1,341
DFA International Value ex Tobacco Portfolio
2008	160	—	160
2009	1,380	—	1,380
Emerging Markets Social Core Equity Portfolio
2007	6,694	—	6,694
2008	15,997	$ 21,514	37,511
2009	6,711	—	6,711

U.S. Social Core Equity 2 Portfolio commenced operations on October 1, 2007.

U.S. Sustainability Core 1 Portfolio and International Sustainability Core 1 Portfolio commenced operations on March 12, 2008.

DFA International Value ex Tobacco Portfolio commenced operations on June 30, 2008.

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Loss)
U.S. Social Core Equity 2 Portfolio	$150	—	$(3,276)	$(3,126)
U.S. Sustainability Core 1 Portfolio	173	—	(4,346)	(4,173)
International Sustainability Core 1 Portfolio	225	—	(1,200)	(975)
DFA International Value ex Tobacco Portfolio	94	—	(2,751)	(2,657)
Emerging Markets Social Core Equity Portfolio	1,234	—	(932)	302

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amount in thousands):

	Expires on October 31,
	2015	2016	2017	Total
U.S. Social Core Equity 2 Portfolio	$130	$1,005	$2,141	$3,276
U.S. Sustainability Core 1 Portfolio	—	1,192	3,154	4,346
International Sustainability Core 1 Portfolio	—	75	1,125	1,200
DFA International Value ex Tobacco Portfolio	—	32	2,719	2,751
Emerging Markets Social Core Equity Portfolio	—	932	—	932

During the year ended October 31, 2009, Emerging Markets Social Core Equity Portfolio utilized capital loss carryforwards to offset realized gains for federal income tax purposes in the amount of $749 (in thousands).

36

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$135,237	$ 19,048	$ (6,099)	$ 12,949
U.S. Sustainability Core 1 Portfolio	136,157	20,273	(4,935)	15,338
International Sustainability Core 1 Portfolio	99,703	11,201	(8,107)	3,094
DFA International Value ex Tobacco Portfolio	62,895	5,396	(7,027)	(1,631)
Emerging Markets Social Core Equity Portfolio	400,903	168,558	(22,498)	146,060

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Fund’s investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3.    Futures Contracts:    The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses

37

until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Portfolios had no outstanding futures contracts.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Social Core Equity 2 Portfolio	1.99%	$444	13	—	$3,568
U.S. Sustainability Core 1 Portfolio	1.95%	99	9	—	249

At April 30, 2010, U.S. Social Core Equity 2 Portfolio had a loan outstanding in the amount of $3,568 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
International Sustainability Core 1 Portfolio	0.86%	$1,728	9	—	$2,915
DFA International Value ex Tobacco Portfolio	0.89%	57	6	—	234
Emerging Markets Social Core Equity Portfolio	0.87%	113	4	—	122

38

There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2010.

I. Securities Lending:

As of April 30, 2010, the Portfolios had securities on loan to brokers/dealers, for which it received cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

At April 30, 2010, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Social Core Equity 2 Portfolio	3	60%
U.S. Sustainability Core 1 Portfolio	3	98%
International Sustainability Core 1 Portfolio	3	98%
DFA International Value ex Tobacco Portfolio	3	100%
Emerging Markets Social Core Equity Portfolio	2	85%

39

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

40

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

41

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment advisory agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the “Advisory Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board

42

also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth

Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2010
EXPENSE TABLES
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
CSTG&E U.S. Social Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,228.60	0.37%	$2.04
Hypothetical 5% Annual Return	$1,000.00	$1,022.96	0.37%	$1.86

CSTG&E International Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,063.00	0.55%	$2.81
Hypothetical 5% Annual Return	$1,000.00	$1,022.07	0.55%	$2.76

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

CSTG&E U.S. Social Core Equity 2 Portfolio		CSTG&E International Social Core Equity Portfolio
Consumer Discretionary	16.8%	Consumer Discretionary	14.2%
Consumer Staples	6.4%	Consumer Staples	6.3%
Energy	12.5%	Energy	9.0%
Financials	20.6%	Financials	27.2%
Industrials	15.7%	Industrials	17.2%
Information Technology	15.7%	Information Technology	5.7%
Materials	6.0%	Materials	13.8%
Other	—	Telecommunication Services	3.3%
Telecommunication Services	3.3%	Utilities	3.3%

Utilities	3.0%		100.0%

	100.0%

3

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (73.1%)
Consumer Discretionary — (12.3%)
Carnival Corp.	6,000	$ 250,200	0.3%
#*Ford Motor Co.	48,399	630,155	0.8%
Home Depot, Inc.	6,500	229,125	0.3%
*Liberty Media Corp. Interactive Class A	18,000	276,660	0.3%
Lowe’s Cos., Inc.	12,000	325,440	0.4%
Time Warner, Inc.	13,666	452,071	0.6%
Walt Disney Co. (The)	23,047	849,051	1.0%
#Whirlpool Corp.	2,400	261,288	0.3%
Other Securities		10,687,868	12.8%

Total Consumer Discretionary		13,961,858	16.8%

Consumer Staples — (4.7%)
Coca-Cola Co. (The)	4,400	235,180	0.3%
Kraft Foods, Inc.	17,503	518,089	0.6%
PepsiCo, Inc.	3,678	239,879	0.3%
Procter & Gamble Co.	13,300	826,728	1.0%
Wal-Mart Stores, Inc.	11,000	590,150	0.7%
Other Securities		2,877,991	3.5%

Total Consumer Staples		5,288,017	6.4%

Energy — (9.1%)
Anadarko Petroleum Corp.	4,100	254,856	0.3%
Apache Corp.	2,969	302,125	0.3%
Chevron Corp.	19,500	1,588,080	1.9%
ConocoPhillips	13,100	775,389	0.9%
#Devon Energy Corp.	3,400	228,922	0.3%
Exxon Mobil Corp.	13,700	929,545	1.1%
National-Oilwell, Inc.	5,200	228,956	0.3%
Occidental Petroleum Corp.	4,400	390,104	0.5%
XTO Energy, Inc.	6,425	305,316	0.4%
Other Securities		5,353,191	6.4%

Total Energy		10,356,484	12.4%

Financials — (15.1%)
#Bank of America Corp.	52,133	929,531	1.1%
Bank of New York Mellon Corp. (The)	9,400	292,622	0.4%
#BB&T Corp.	6,900	229,356	0.3%
*Citigroup, Inc.	70,100	306,337	0.4%
Goldman Sachs Group, Inc. (The)	3,640	528,528	0.6%
JPMorgan Chase & Co.	36,609	1,558,811	1.9%
MetLife, Inc.	6,648	303,016	0.4%
Morgan Stanley	13,180	398,300	0.5%
#PNC Financial Services Group, Inc.	5,401	363,001	0.4%
Prudential Financial, Inc.	4,500	286,020	0.3%
Travelers Cos., Inc. (The)	5,166	262,123	0.3%
Wells Fargo & Co.	27,071	896,321	1.1%
Other Securities		10,762,831	12.9%

Total Financials		17,116,797	20.6%

Industrials — (11.5%)
CSX Corp.	4,700	263,435	0.3%
FedEx Corp.	3,668	330,157	0.4%
General Electric Co.	50,400	950,544	1.1%
Norfolk Southern Corp.	3,600	213,588	0.3%
Northrop Grumman Corp.	3,395	230,283	0.3%
Union Pacific Corp.	4,900	370,734	0.4%

4

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
United Technologies Corp.	3,100	$ 232,345	0.3%
Other Securities		10,422,576	12.5%

Total Industrials		13,013,662	15.6%

Information Technology — (11.4%)
*Apple, Inc.	1,600	417,792	0.5%
*Cisco Sytems, Inc.	11,000	296,120	0.4%
Hewlett-Packard Co.	6,500	337,805	0.4%
Intel Corp.	13,300	303,639	0.4%
International Business Machines Corp.	2,800	361,200	0.4%
Microsoft Corp.	14,500	442,830	0.5%
Oracle Corp.	10,700	276,488	0.3%
Other Securities		10,540,656	12.7%

Total Information Technology		12,976,530	15.6%

Materials — (4.4%)
Other Securities		4,996,914	6.0%

Other — (0.0%)
Other Securities		—	0.0%

Telecommunication Services — (2.4%)
AT&T, Inc.	31,387	817,945	1.0%
Verizon Communications, Inc.	34,440	994,972	1.2%
Other Securities		889,302	1.0%

Total Telecommunication Services		2,702,219	3.2%

Utilities — (2.2%)
Other Securities		2,455,945	2.9%

TOTAL COMMON STOCKS		82,868,426	99.5%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $340,000 FHLMC 5.00%, 10/15/24, valued at $365,075) to be repurchase at $356,006	$ 356	356,000	0.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (26.6%)
§@DFA Short Term Investment Fund	28,544,947	28,544,947	34.3%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $1,507,694 FNMA 7.000%, 04/01/37 & U.S. Treasury Note 2.625%, 05/31/10, valued at $970,829) to be repurchased at $949,416	$949	949,402	1.1%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $1,275,000 FNMA 5.000%, 05/01/34, valued at $639,133) to be repurchased at $619,401	619	619,391	0.8%

TOTAL SECURITIES LENDING COLLATERAL		30,113,740	36.2%

TOTAL INVESTMENTS — (100.0%) (Cost $122,207,636)		$113,338,166	136.1%

5

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$13,961,108	$750	—	$13,961,858
Consumer Staples	5,288,017	—	—	5,288,017
Energy	10,356,484	—	—	10,356,484
Financials	17,116,391	406	—	17,116,797
Industrials	13,013,662	—	—	13,013,662
Information Technology	12,976,530	—	—	12,976,530
Materials	4,996,914	—	—	4,996,914
Other	—	—	—	—
Telecommunication Services	2,702,219	—	—	2,702,219
Utilities	2,455,945	—	—	2,455,945
Temporary Cash Investments	—	356,000	—	356,000
Securities Lending Collateral	—	30,113,740	—	30,113,740

TOTAL.	$82,867,270	$30,470,896	—	$113,338,166

See accompanying Notes to Financial Statements.

6

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.8%)
AUSTRALIA — (6.1%)
Australia & New Zealand Banking Group, Ltd.	12,711	$281,539	0.3%
Commonwealth Bank of Australia NL	7,270	388,978	0.5%
National Australia Bank, Ltd.	15,238	389,314	0.5%
Origin Energy, Ltd.	14,029	210,994	0.2%
Westpac Banking Corp. Sponsored ADR	1,800	223,452	0.3%
Other Securities		4,229,935	5.2%

TOTAL AUSTRALIA		5,724,212	7.0%

AUSTRIA — (0.5%)
Other Securities		458,359	0.6%

BELGIUM — (0.7%)
Other Securities		649,498	0.8%

CANADA — (9.1%)
#Bank of Montreal	4,535	281,663	0.3%
Canadian National Railway Co.	3,400	203,471	0.2%
Goldcorp, Inc.	7,738	334,491	0.4%
Suncor Energy, Inc.	6,292	215,246	0.3%
Talisman Energy, Inc.	12,100	205,955	0.3%
*Teck Resources, Ltd. Class B	10,363	407,256	0.5%
#Toronto Dominion Bank	5,100	379,061	0.5%
Other Securities		6,507,258	8.0%

TOTAL CANADA		8,534,401	10.5%

DENMARK — (0.7%)
Other Securities		707,457	0.9%

FINLAND — (1.5%)
Other Securities		1,436,497	1.8%

FRANCE — (7.0%)
BNP Paribas SA	5,215	358,199	0.4%
Societe Generale Paris SA	4,738	253,006	0.3%
Total SA Sponsored ADR	4,900	266,462	0.3%
Vivendi SA	8,293	217,546	0.3%
Other Securities		5,441,348	6.7%

TOTAL FRANCE		6,536,561	8.0%

GERMANY — (5.6%)
#Allianz SE	3,352	383,313	0.5%
#BASF SE	3,776	220,231	0.3%
Daimler AG	4,800	244,512	0.3%
Deutsche Bank AG	4,200	288,456	0.3%
Deutsche Telekom AG	21,052	276,962	0.3%
E.ON AG Sponsored ADR	8,830	326,180	0.4%
#Munchener Rueckversicherungs-Gesellschaft AG	1,571	221,407	0.3%
Other Securities		3,307,902	4.1%

TOTAL GERMANY		5,268,963	6.5%

GREECE — (0.7%)
Other Securities		642,170	0.8%

HONG KONG — (1.8%)
Other Securities		1,651,736	2.0%

7

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.5%)
Other Securities		$446,602	0.6%

ITALY — (2.4%)
*Intesa Sanpaolo SpA	69,040	227,550	0.3%
*UniCredit SpA	84,175	220,598	0.3%
Other Securities		1,811,892	2.2%

TOTAL ITALY		2,260,040	2.8%

JAPAN — (17.4%)
Honda Motor Co., Ltd. Sponsored ADR	7,100	239,909	0.3%
Mitsubishi UFJ Financial Group, Inc.	53,870	280,718	0.3%
Other Securities		15,847,845	19.5%

TOTAL JAPAN		16,368,472	20.1%

NETHERLANDS — (2.1%)
ArcelorMittal NV	6,554	255,050	0.3%
Other Securities		1,708,718	2.1%

TOTAL NETHERLANDS		1,963,768	2.4%

NEW ZEALAND — (0.2%)
Other Securities		145,841	0.2%

NORWAY — (1.0%)
Other Securities		954,706	1.2%

PORTUGAL — (0.4%)
Other Securities		387,032	0.5%

SINGAPORE — (1.3%)
Other Securities		1,217,038	1.5%

SPAIN — (2.4%)
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	18,391	241,474	0.3%
Banco Santander SA Sponsored ADR	40,945	505,261	0.6%
Other Securities		1,485,630	1.9%

TOTAL SPAIN		2,232,365	2.8%

SWEDEN — (2.3%)
#Nordea Bank AB	27,436	267,672	0.3%
#Svenska Handelsbanken AB Series A	7,472	209,526	0.2%
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	19,000	218,500	0.3%
Other Securities		1,512,991	1.9%

TOTAL SWEDEN		2,208,689	2.7%

SWITZERLAND — (4.7%)
Compagnie Financiere Richemont SA Series A	6,895	254,315	0.3%
Credit Suisse Group AG Sponsored ADR	4,900	223,930	0.3%
#*Holcim, Ltd. AG	4,427	329,894	0.4%
Nestle SA	10,338	505,848	0.6%
*Swiss Reinsurance Co., Ltd. AG	5,759	249,759	0.3%
Zurich Financial Services AG	2,043	452,923	0.5%
Other Securities		2,403,336	3.0%

TOTAL SWITZERLAND		4,420,005	5.4%

UNITED KINGDOM — (17.4%)
*Anglo American P.L.C	6,671	283,357	0.3%
Aviva P.L.C	43,610	230,539	0.3%
Barclays P.L.C. Sponsored ADR	13,100	267,502	0.3%
BP P.L.C. Sponsored ADR	18,900	985,635	1.2%
HSBC Holdings P.L.C. Sponsored ADR	23,414	1,191,538	1.5%

8

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
International Power P.L.C.	44,274	$224,102	0.3%
Kingfisher P.L.C	69,403	264,502	0.3%
Pearson P.L.C. Sponsored ADR	12,900	206,013	0.2%
Royal Dutch Shell P.L.C. ADR	19,700	1,195,396	1.5%
Standard Chartered P.L.C.	18,459	492,386	0.6%
Vodafone Group P.L.C. Sponsored ADR	46,477	1,031,789	1.3%
Other Securities		9,987,296	12.3%

TOTAL UNITED KINGDOM		16,360,055	20.1%

TOTAL COMMON STOCKS		80,574,467	99.2%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Securities		1,153	0.0%

HONG KONG — (0.0%)
Other Securities		—	0.0%

NORWAY — (0.0%)
Other Securities		373	0.0%

SPAIN — (0.0%)
Other Securities		390	0.0%

TOTAL RIGHTS/WARRANTS		1,916	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $70,000 FHLMC 5.00%, 10/15/24, valued at $75,163) to be repurchased at $74,001	$74	74,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.1%)
§@DFA Short Term Investment Fund	10,227,723	10,227,723	12.6%
@RepurchaseAgreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $3,104,167) to be repurchased at $3,043,349	$3,043	3,043,301	3.7%

TOTAL SECURITIES LENDING COLLATERAL.		13,271,024	16.3%

TOTAL INVESTMENTS — (100.0%) (Cost $114,530,636)		$93,921,407	115.6%

9

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$432,781	$5,291,431	—	$5,724,212
Austria	—	458,359	—	458,359
Belgium	148,986	500,512	—	649,498
Canada	8,534,401	—	—	8,534,401
Denmark	5,405	702,052	—	707,457
Finland	296,377	1,140,120	—	1,436,497
France	1,005,640	5,530,921	—	6,536,561
Germany	1,420,498	3,848,465	—	5,268,963
Greece	110,682	531,488	—	642,170
Hong Kong	3,201	1,648,535	—	1,651,736
Ireland	151,080	295,522	—	446,602
Italy	324,639	1,935,401	—	2,260,040
Japan	1,316,923	15,051,549	—	16,368,472
Netherlands	165,620	1,798,148	—	1,963,768
New Zealand	—	145,841	—	145,841
Norway	121,090	833,616	—	954,706
Portugal	—	387,032	—	387,032
Singapore	—	1,217,038	—	1,217,038
Spain	1,057,243	1,175,122	—	2,232,365
Sweden	218,500	1,990,189	—	2,208,689
Switzerland	484,847	3,935,158	—	4,420,005
United Kingdom	6,293,132	10,066,923	—	16,360,055
Rights/Warrants
France	1,153	—	—	1,153
Hong Kong	—	—	—	—
Norway	—	373	—	373
Spain	390	—	—	390
Temporary Cash Investments	—	74,000	—	74,000
Securities Lending Collateral	—	13,271,024	—	13,271,024

TOTAL	$22,092,588	$71,828,819	—	$93,921,407

See accompanying Notes to Financial Statements.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio
ASSETS:
Investments at Value (including $28,384 and $12,237 of securities on loan, respectively)	$82,869	$80,576
Temporary Cash Investments at Value & Cost	356	74
Collateral Received from Securities on Loan at Value & Cost	30,114	13,271
Foreign Currencies at Value	—	478
Cash	11	16
Receivables:
Dividends, Interest and Tax Reclaims	64	371
Securities Lending Income	4	16
Prepaid Expenses and Other Assets	1	1

Total Assets	113,419	94,803

LIABILITIES:
Payables:
Upon Return of Securities Loaned	30,114	13,271
Investment Securities Purchased	—	216
Due to Advisor	19	29
Accrued Expenses and Other Liabilities	19	26

Total Liabilities	30,152	13,542

NET ASSETS	$83,267	$81,261

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	9,684,898	10,659,654

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.60	$7.62

Investments at Cost	$91,738	$101,185

Foreign Currencies at Cost	$—	$478

NET ASSETS CONSIST OF:
Paid-In Capital	$98,313	$103,866
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	123	533
Accumulated Net Realized Gain (Loss)	(6,300)	(2,526)
Net Unrealized Foreign Exchange Gain (Loss)	—	(3)
Net Unrealized Appreciation (Depreciation)	(8,869)	(20,609)

NET ASSETS	$83,267	$81,261

(1) NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

See accompanying Notes to Financial Statements.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $79, respectively)	$ 626	$ 929
Income from Securities Lending	27	44

Total Investment Income	653	973

Expenses
Investment Advisory Services Fees	107	167
Accounting & Transfer Agent Fees	14	17
Custodian Fees	5	6
Filing Fees	1	1
Shareholders’ Reports	5	5
Professional Fees	2	2
Other	12	20

Total Expenses	146	218

Net Investment Income (Loss)	507	755

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(877)	37
Foreign Currency Transactions	—	2
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	16,528	4,053
Translation of Foreign Currency Denominated Amounts	—	(4)

Net Realized and Unrealized Gain (Loss)	15,651	4,088

Net Increase (Decrease) in Net Assets Resulting from Operations.	$16,158	$4,843

See accompanying Notes to Financial Statements.

12

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	CSTG&E U.S. Social Core Equity 2 Portfolio		CSTG&E International Social Core Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$507	$1,222	$755	$1,697
Net Realized Gain (Loss) on:
Investment Securities Sold	(877)	(3,256)	37	(2,256)
Futures	—	121	—	(95)
Foreign Currency Transactions	—	—	2	39
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	16,528	9,168	4,053	20,546
Translation of Foreign Currency Denominated Amounts	—	—	(4)	(3)

Net Increase (Decrease) in Net Assets Resulting from Operations	16,158	7,255	4,843	19,928

Distributions From:
Net Investment Income	(551)	(1,322)	(455)	(1,863)

Total Distributions	(551)	(1,322)	(455)	(1,863)

Capital Share Transactions (1):
Shares Issued	22	4,853	1,691	6,772
Shares Issued in Lieu of Cash Distributions	551	1,322	455	1,863
Shares Redeemed	(5,281)	(8,243)	(1,474)	(6,978)

Net Increase (Decrease) from Capital Share Transactions	(4,708)	(2,068)	672	1,657

Total Increase (Decrease) in Net Assets	10,899	3,865	5,060	19,722
Net Assets
Beginning of Period	72,368	68,503	76,201	56,479

End of Period	$83,267	$72,368	$81,261	$76,201

(1) Shares Issued and Redeemed:
Shares Issued	3	776	234	1,201
Shares Issued in Lieu of Cash Distributions	73	223	62	314
Shares Redeemed	(651)	(1,224)	(200)	(1,086)

Net Increase (Decrease) from Shares Issued and Redeemed	(575)	(225)	96	429

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$123	$167	$533	$233

See accompanying Notes to Financial Statements.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	CSTG&E U.S. Social Core Equity 2 Portfolio							CSTG&E International Social Core Equity Portfolio
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Period Aug. 3, 2007(a) to Nov. 30, 2007		Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Period Aug. 3, 2007(a) to Nov. 30, 2007
	(Unaudited	)						(Unaudited	)
Net Asset Value, Beginning of Period	$7.05		$6.53	$10.03		$10.00		$7.21		$5.57	$10.42		$10.00

Income from Investment Operations
Net Investment Income (Loss)(A)	0.05		0.12	0.14		0.05		0.07		0.16	0.26		0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	1.55		0.53	(3.50)		(0.01)		0.38		1.65	(4.85)		0.37

Total from Investment Operations	1.60		0.65	(3.36)		0.04		0.45		1.81	(4.59)		0.43
Less Distributions
Net Investment Income	(0.05)		(0.13)	(0.14)		(0.01)		(0.04)		(0.17)	(0.26)		(0.01)

Total Distributions	(0.05)		(0.13)	(0.14)		(0.01)		(0.04)		(0.17)	(0.26)		(0.01)
Net Asset Value, End of Period	$8.60		$7.05	$6.53		$10.03		$7.62		$7.21	$5.57		$10.42

Total Return	22.86	%(C)	10.26%	(33.87	)%(C)	0.42	%(C)	6.30	%(C)	33.26%	(45.01	)%(C)	4.33	%(C)
Net Assets, End of Period (thousands)	$83,267		$72,368	$68,503		$95,612		$81,261		$76,201	$56,479		$95,903
Ratio of Expenses to Average Net Assets	0.37	%(B)	0.40%	0.38	%(B)	0.46	%(B)(D)	0.55	%(B)	0.60%	0.60	%(B)	0.78	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	1.29	%(B)	1.89%	1.68	%(B)	1.46	%(B)(D)	1.92	%(B)	2.69%	3.24	%(B)	1.90	%(B)(D)
Portfolio Turnover Rate	5	%(C)	12%	5	%(C)	1	%(C)	2	%(C)	10%	6	%(C)	1	%(C)
See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-seven operational portfolios, two of which, CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (the “Portfolios”), are included in this report. The remaining fifty-five portfolios are presented in separate reports.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation:    Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

CSTG&E International Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on CSTG&E International Social Core Equity Portfolio’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange,

15

demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to CSTG&E International Social Core Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation:    Securities and other assets and liabilities of CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the

16

first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Portfolios. For the six months ended April 30, 2010, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio, respectively.

  Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $108 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

CSTG&E U.S. Social Core Equity 2 Portfolio	$2
CSTG&E International Social Core Equity Portfolio	2

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
CSTG&E U.S. Social Core Equity 2 Portfolio	$3,513	$8,563
CSTG&E International Social Core Equity Portfolio	2,168	1,586

There were no purchases or sales of long-term U.S. government securities.

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F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to gains on “passive foreign investment companies” sales and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
CSTG&E International Social Core Equity Portfolio	$40	$(40)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008, and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
CSTG&E U.S. Social Core Equity 2 Portfolio
2007	$ 84	—	$84
2008	1,414	—	1,414
2009	1,323	—	1,323
CSTG&E International Social Core Equity Portfolio
2007	69	—	69
2008	2,423	—	2,423
2009	1,863	—	1,863

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
CSTG&E U.S. Social Core Equity 2 Portfolio	$169	$(5,390)	$(5,221)
CSTG&E International Social Core Equity Portfolio	234	(2,563)	(2,329)

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

	Expires on October 31,
	2015	2016	2017	Total
CSTG&E U.S. Social Core Equity 2 Portfolio	$367	$1,889	$3,134	$5,390
CSTG&E International Social Core Equity Portfolio	3	210	2,350	2,563

Some of the investments held by CSTG&E International Social Core Equity Portfolio are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, CSTG&E International Social Core Equity Portfolio had no cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies totaling $1 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CSTG&E U.S. Social Core Equity 2 Portfolio	$122,246	$8,798	$(17,705)	$ (8,907)
CSTG&E International Social Core Equity Portfolio	114,532	6,722	(27,333)	(20,611)

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio’s tax position and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Fund’s investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements:    The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2. Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and

19

economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the CSTG&E International Social Core Equity Portfolio may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Futures Contracts:    The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Portfolios had no outstanding futures contracts.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
CSTG&E U.S. Social Core Equity 2 Portfolio	1.99%	$828	22	$1	$2,318

There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2010.

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The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
CSTG&E International Social Core Equity Portfolio	0.89%	$188	20	—	$585

There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2010.

I. Securities Lending:

As of April 30, 2010, the Portfolios had securities on loan to brokers/dealers, for which it received cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is

21

unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

At April 30, 2010, two shareholders held 94% of the outstanding shares of CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 93% of the outstanding shares of CSTG&E International Social Core Equity Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc. (the “Board”) considered the continuation of the investment advisory agreements for each portfolio (collectively, the “Funds”) and the sub-advisory agreements for CSTG&E International Social Core Equity Portfolio. For the CSTG&E International Social Core Equity Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the “Advisory Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board

24

also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Company Portfolio

Semi-Annual Report

Six Months Ended April 30, 2010

(Unaudited)

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

Investment Footnotes

†	See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLE
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,155.90	0.15%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

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DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$2,928,562,032

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,425,808,859)	$2,928,562,032

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,928,562,032	—	—	$2,928,562,032

See accompanying Notes to Financial Statements.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Company Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value	$2,928,562
Receivables:
Affiliated Investment Company Sold	3,024
Fund Shares Sold	1,367
Prepaid Expenses and Other Assets	16

Total Assets	2,932,969

LIABILITIES:
Payables:
Affiliated Investment Company Purchased	59
Fund Shares Redeemed	4,332
Due to Advisor	186
Accrued Expenses and Other Liabilities	194

Total Liabilities	4,771

NET ASSETS	$2,928,198

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	83,574,022

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$35.04

Investment in Affiliated Investment Company at Cost	$2,425,809

NET ASSETS CONSIST OF:
Paid-In Capital	$2,897,705
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,355
Accumulated Net Realized Gain (Loss)	(478,615)
Net Unrealized Appreciation (Depreciation)	502,753

NET ASSETS	$2,928,198

(1) NUMBER OF SHARES AUTHORIZED	500,000,000

See accompanying Notes to Financial Statements.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends	$28,419
Interest	18
Income from Securities Lending	211
Expenses Allocated from Affiliated Investment Company	(658)

Total Investment Income	27,990

Expenses
Administrative Services Fees	1,395
Accounting & Transfer Agent Fees	27
Filing Fees	37
Shareholders’ Reports	90
Directors’/Trustees’ Fees & Expenses	17
Audit Fees	10
Legal Fees	142
Other	15

Total Expenses	1,733

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(206)

Net Expenses	1,527

Net Investment Income (Loss)	26,463

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	241
Net Realized Gain (Loss) on:
Investment Securities Sold	(96,366)
Futures	644
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	490,585
Futures	254

Net Realized and Unrealized Gain (Loss)	395,358

Net Increase (Decrease) in Net Assets Resulting from Operations	$421,821

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$26,463	$58,753
Capital Gain Distributions Received from Affiliated Investment Company	241	—
Net Realized Gain (Loss) on:
Investment Securities Sold	(96,366)	(177,354)
Futures	644	7,676
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	490,585	354,409
Futures	254	(4,182)

Net Increase (Decrease) in Net Assets Resulting from Operations	421,821	239,302

Distributions From:
Net Investment Income:
Institutional Shares	(27,221)	(62,498)

Total Distributions	(27,221)	(62,498)

Capital Share Transactions (1):
Shares Issued	300,898	812,573
Shares Issued in Lieu of Cash Distributions	20,898	49,324
Shares Redeemed	(507,616)	(863,321)

Net Increase (Decrease) from Capital Share Transactions	(185,820)	(1,424)

Total Increase (Decrease) in Net Assets	208,780	175,380
Net Assets
Beginning of Period	2,719,418	2,544,038

End of Period	$2,928,198	$2,719,418

(1) Shares Issued and Redeemed:
Shares Issued	9,048	31,260
Shares Issued in Lieu of Cash Distributions	639	1,881
Shares Redeemed	(14,997)	(33,310)

Net Increase (Decrease) from Shares Issued and Redeemed	(5,310)	(169)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,355	$7,113

See accompanying Notes to Financial Statements.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$30.60	$28.57	$43.61	$41.24	$36.79	$34.59	$31.16

Income from Investment Operations
Net Investment Income (Loss)	0.30	(A)	0.67	(A)	0.72	(A)	0.80	(A)	0.71	(A)	0.60	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	4.45	2.08	(14.96)	2.33	4.41	2.28	3.31

Total from Investment Operations	4.75	2.75	(14.24)	3.13	5.12	2.88	3.92

Less Distributions
Net Investment Income	(0.31)	(0.72)	(0.80)	(0.76)	(0.67)	(0.68)	(0.49)

Total Distributions	(0.31)	(0.72)	(0.80)	(0.76)	(0.67)	(0.68)	(0.49)

Net Asset Value, End of Period	$35.04	$30.60	$28.57	$43.61	$41.24	$36.79	$34.59

Total Return	15.59	%(C)	10.08%	(33.14	)%(C)	7.66%	14.12%	8.41%	12.68%

Net Assets, End of Period (thousands)	$2,928,198	$2,719,418	$2,544,038	$3,415,833	$2,868,811	$2,088,128	$1,440,869
Ratio of Expenses to Average Net Assets (D)	0.15	%(B)	0.15%	0.15	%(B)	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.16	%(B)	0.17%	0.15	%(B)	0.15%	0.19%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.82	%(B)	2.48%	2.05	%(B)	1.85%	1.85%	1.78%	1.92%

See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. LARGE COMPANY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which the U.S. Large Company Portfolio (the “Portfolio”) is presented in this report.

The Portfolio primarily invests its assets in The U.S. Large Company Series (the “Series”), a corresponding series of The DFA Investment Trust Company. At April 30, 2010, the Portfolio owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio’s investment reflects its proportionate interest in the net assets of the Series.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of these inputs used to value the Portfolio’s investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $74 (in thousands).

9

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and futures from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2010, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.095% of average daily net assets of the Portfolio.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive its administration fee to the extent necessary to reduce the Portfolio’s expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Series) exceed 0.15% of its average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.15% of its average daily net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio’s total direct and indirect expenses to exceed 0.15% of its average daily net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2010, approximately $742 (in thousands) of previously waived fees are subject to future recovery by the Advisor over various periods not exceeding April 30, 2013.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $108 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

10

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to net realized gains on securities were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amount in thousands):

Increase (Decrease) Paid-In-Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$(1,323)	$(5)	$1,328

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2007	$55,847	—	$55,847
2008	67,060	—	67,060
2009	62,498	—	62,498

As of October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforwards	Total Net Distributable Earnings/ (Accumulated Losses)
$7,182	$(213,037)	$(205,855)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on October 31,
2011	2013	2014	2016	2017	Total
$27,798	$5,485	$8,867	$86,015	$84,872	$213,037

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

11

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,675,982	$640,081	$(387,501)	$(252,580)

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Portfolio’s financial tax position and has concluded that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

E. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2011. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

F. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other:

At April 30, 2010, two shareholders held approximately 59% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

H. Subsequent Event Evaluations:

Management has evaluated the impact of all the subsequent events on the Portfolios and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the “Plan”) which provided that (i) the U.S. Large

12

Company Institutional Index Portfolio (the “Acquiring Fund”), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of the U.S. Large Company Portfolio (the “Target Fund”), a porffolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the “Reorganization”). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to the “U.S. Large Company Portfolio.” The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to the U.S Large Company Portfolio effective May 8, 2010.

The purpose of the transaction is to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

Target Fund	Shares	Acquiring Fund	Shares	Value (in thousands)
U.S. Large		U.S. Large Company
Company Portfolio	83,482,168	Institutional Index Portfolio	311,973,980	$2,731,987

The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

Target Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
U.S. Large			U.S. Large Company
Company Portfolio	$2,731,987	$315,984	Institutional Index Portfolio	$870,696

Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Institutional Index Portfolio’s result of operations for the six months ended April 30, 2010 would have been as follows (in thousands):

Net Investment Income	$35,119	(a)
Net Realized and Unrealized Gain (Loss) on Investments	509,812	(b)

Net Increase in Net Assets Resulting from Operations	$544,931

(a)	$7,927 as reported in the Statement of Operations, plus $26,463 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $729 of pro-forma eliminated expenses.

(b)	$114,454 as reported in the Statement of Operations, plus $395,358 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

13

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLE

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,156.70	0.05%	$0.27
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.05%	$0.25

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

14

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The U.S. Large Company Series
Consumer Discretionary	10.6%
Consumer Staples	10.9%
Energy	11.2%
Financials	15.2%
Health Care	11.5%
Industrials	10.8%
Information Technology	18.9%
Materials	3.5%
Real Estate Investment Trusts	1.2%
Telecommunication Services	2.7%
Utilities	3.5%

100.0%

15

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.0%)
Consumer Discretionary — (9.3%)
*Amazon.com, Inc.	121,728	$16,684,040	0.4%
Comcast Corp. Class A	1,009,101	19,919,654	0.5%
*Ford Motor Co.	1,197,830	15,595,747	0.4%
Home Depot, Inc.	604,706	21,315,886	0.6%
McDonald’s Corp.	382,637	27,010,346	0.7%
Walt Disney Co. (The)	689,738	25,409,948	0.7%
Other Securities		277,523,807	7.2%

Total Consumer Discretionary		403,459,428	10.5%

Consumer Staples — (9.6%)
Altria Group, Inc.	739,887	15,678,206	0.4%
Coca-Cola Co. (The)	819,757	43,816,012	1.1%
CVS Caremark Corp.	494,500	18,261,885	0.5%
Kraft Foods, Inc.	617,581	18,280,398	0.5%
PepsiCo, Inc.	581,165	37,903,581	1.0%
Philip Morris International, Inc.	668,916	32,830,397	0.8%
Procter & Gamble Co.	1,032,944	64,207,799	1.7%
Wal-Mart Stores, Inc.	758,794	40,709,298	1.1%
Other Securities		144,401,253	3.7%

Total Consumer Staples		416,088,829	10.8%

Energy — (9.9%)
Chevron Corp.	714,219	58,165,995	1.5%
ConocoPhillips	528,754	31,296,949	0.8%
Exxon Mobil Corp.	1,678,990	113,919,471	3.0%
Occidental Petroleum Corp.	288,750	25,600,575	0.7%
Schlumberger, Ltd.	425,536	30,391,781	0.8%
Other Securities		167,117,942	4.3%

Total Energy		426,492,713	11.1%

Financials — (13.4%)
American Express Co.	425,584	19,627,934	0.5%
Bank of America Corp.	3,567,598	63,610,272	1.6%
*Berkshire Hathaway, Inc.	588,521	45,316,117	1.2%
*Citigroup, Inc.	6,987,623	30,535,912	0.8%
Goldman Sachs Group, Inc. (The)	187,146	27,173,599	0.7%
JPMorgan Chase & Co.	1,412,890	60,160,856	1.6%
#U.S. Bancorp	680,438	18,215,325	0.5%
Wells Fargo & Co.	1,842,383	61,001,301	1.6%
Other Securities		255,431,126	6.6%

Total Financials		581,072,442	15.1%

Health Care — (10.1%)
Abbott Laboratories	552,156	28,248,301	0.7%
*Amgen, Inc.	348,262	19,976,308	0.5%
Bristol-Myers Squibb Co.	609,590	15,416,531	0.4%
Johnson & Johnson	978,652	62,927,324	1.6%
Medtronic, Inc.	392,839	17,163,136	0.5%
*Merck & Co., Inc.	1,107,882	38,820,185	1.0%
*Pfizer, Inc.	2,869,997	47,986,350	1.3%
Other Securities		208,040,195	5.4%

Total Health Care		438,578,330	11.4%

Industrials — (9.5%)
3M Co.	253,108	22,443,086	0.6%
#Boeing Co. (The)	269,199	19,498,084	0.5%

16

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
General Electric Co.	3,794,414	$71,562,648	1.9%
United Parcel Service, Inc.	353,081	24,412,020	0.6%
United Technologies Corp.	333,010	24,959,099	0.6%
Other Securities		247,393,493	6.4%

Total Industrials		410,268,430	10.6%

Information Technology — (16.6%)
*Apple, Inc.	322,478	84,205,455	2.2%
*Cisco Sytems, Inc.	2,036,166	54,813,589	1.4%
*Google, Inc.	85,940	45,156,314	1.2%
Hewlett-Packard Co.	837,170	43,507,725	1.1%
Intel Corp.	1,964,460	44,848,622	1.2%
International Business Machines Corp.	461,955	59,592,195	1.5%
Microsoft Corp.	2,713,496	82,870,168	2.2%
Oracle Corp.	1,390,037	35,918,556	0.9%
QUALCOMM, Inc.	597,661	23,153,387	0.6%
Other Securities		246,334,287	6.4%

Total Information Technology		720,400,298	18.7%

Materials — (3.0%)
Other Securities		131,754,058	3.4%

Real Estate Investment Trusts — (1.1%)
Other Securities		47,126,820	1.2%

Telecommunication Services — (2.4%)
AT&T, Inc.	2,098,903	54,697,412	1.4%
Verizon Communications, Inc.	1,008,453	29,134,207	0.8%
Other Securities		20,133,044	0.5%

Total Telecommunication Services		103,964,663	2.7%

Utilities — (3.1%)
Other Securities		132,787,067	3.4%

TOTAL COMMON STOCKS		3,811,993,078	98.9%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $35,255,000 FHLMC 5.00%, 10/15/20, valued at $36,268,581) to be repurchased at $35,730,566	$35,730,000	35,730,000	0.9%

17

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@DFA Short Term Investment Fund	459,320,798	$459,320,798	11.9%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $21,128,727 FHLMC 5.765%(r), 11/01/36 & 5.934%(r), 01/01/38, valued at $15,735,279) to be repurchased at $15,277,195	$15,277	15,276,969	0.4%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $25,124,474 FNMA 6.000%, 04/01/36 & 7.000%, 11/01/37, valued at $10,176,738) to be repurchased at $9,879,737	9,880	9,879,572	0.3%

TOTAL SECURITIES LENDING COLLATERAL		484,477,339	12.6%

TOTAL INVESTMENTS — (100.0%) (Cost $3,473,410,694)		$4,332,200,417	112.4%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$403,459,428	—	—	$403,459,428
Consumer Staples	416,088,829	—	—	416,088,829
Energy	426,492,713	—	—	426,492,713
Financials	581,072,442	—	—	581,072,442
Health Care	438,578,330	—	—	438,578,330
Industrials	410,268,430	—	—	410,268,430
Information Technology	720,400,298	—	—	720,400,298
Materials	131,754,058	—	—	131,754,058
Real Estate Investment Trusts	47,126,820	—	—	47,126,820
Telecommunication Services	103,964,663	—	—	103,964,663
Utilities	132,787,067	—	—	132,787,067
Temporary Cash Investments	—	$35,730,000	—	35,730,000
Securities Lending Collateral	—	484,477,339	—	484,477,339
Other Financial Instruments**	395,881	—	—	395,881

TOTAL	$3,812,388,959	$520,207,339	—	$4,332,596,298

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

18

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

ASSETS:
Investments at Value (including $459,857 of securities on loan)	$3,811,993
Temporary Cash Investments at Value & Cost	35,730
Collateral Received from Securities on Loan at Value & Cost	484,477
Cash	3,116
Receivables:
Dividends and Interest	3,939
Fund Shares Sold	3,708
Securities Lending Income	27
Prepaid Expenses and Other Assets	14

Total Assets	4,343,004

LIABILITIES:
Payables:
Upon Return of Securities Loaned	484,477
Fund Shares Redeemed	3,024
Due to Advisor	83
Futures Margin Variation	700
Accrued Expenses and Other Liabilities	298

Total Liabilities	488,582

NET ASSETS	$3,854,422

Investments at Cost	$2,953,204

See accompanying Notes to Financial Statements.

19

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends	$36,705
Interest	23
Income from Securities Lending	272

Total Investment Income	37,000

Expenses
Investment Advisory Services Fees	474
Accounting & Transfer Agent Fees	194
S&P 500® Fees	47
Custodian Fees	21
Shareholders’ Reports	15
Directors’/Trustees’ Fees & Expenses	22
Audit Fees	29
Legal Fees	23
Other	25

Total Expenses	850

Net Investment Income (Loss)	36,150

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	322
Net Realized Gain (Loss) on:
Investment Securities Sold	(123,345)
Futures	990
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	631,592
Futures	255

Net Realized and Unrealized Gain (Loss)	509,814

Net Increase (Decrease) in Net Assets Resulting from Operations	$545,964

See accompanying Notes to Financial Statements.

20

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$36,150	$78,403
Capital Gain Distributions Received from Investment Securities	322	—
Net Realized Gain (Loss) on:
Investment Securities Sold	(123,345)	(215,329)
Futures	990	20,268
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	631,592	427,495
Futures	255	(2,236)

Net Increase (Decrease) in Net Assets Resulting from Operations	545,964	308,601

Transactions in Interest:
Contributions	262,511	363,357
Withdrawals	(459,504)	(440,159)

Net Increase (Decrease) from Transactions in Interest	(196,993)	(76,802)

Total Increase (Decrease) in Net Assets	348,971	231,799
Net Assets
Beginning of Period	3,505,451	3,273,652

End of Period	$3,854,422	$3,505,451

See accompanying Notes to Financial Statements.

21

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
	(Unaudited)
Total Return	15.67	%(C)	10.17%	(33.10	)%(C)	7.77%	14.25%	8.51%	12.77%

Net Assets, End of Period (thousands)	$3,854,422		$3,505,451	$3,273,652		$4,506,349	$4,952,980	$4,238,712	$3,493,919
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.06%	0.04	%(B)	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.92	%(B)	2.57%	2.16	%(B)	1.96%	1.95%	1.87%	1.99%
Portfolio Turnover Rate	4	%(C)	10%	6	%(C)	13%*	4%	6%	2%

See Page 1 for the Definitions of Abbreviations and Footnotes.

*	Excluding security sales due to the In-Kind Redemptions, the portfolio turnover rate would have been 5%.

See accompanying Notes to Financial Statements.

22

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of thirteen investment portfolios, of which The U.S. Large Company Series (the “Series”) is presented in this report.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—     Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $95 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Series. For the six months ended April 30, 2010, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2010, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

24

D. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$149,227
Sales	322,440

There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains or losses have been deemed to have been “passed down” to its partners.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,802,682	$1,150,350	$(620,832)	$529,518

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Series’ tax position and has concluded that no provision for income tax is required in the Portfolio’s financial statements. The Series is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts:    The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures

25

contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

	Description	Expiration Date	Number of Contracts*	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Company Series	S&P 500 ®Index	06/18/2010	134	$39,644	$396	$3,015

*During the six months ended April 30, 2010, the Series had limited activity in these transactions.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Series’ derivative instrument holdings for the six months ended April 30, 2010.

The following is a summary of the Series’ location and value of derivative instrument holdings on the Series’ Statements of Assets and Liabilities categorized by primary risk exposure as of April 30, 2010 (amounts in thousands):

Asset Derivatives Value
	Location on the Statements of Assets and Liabilities	Equity Contracts
The U.S. Large Company Series	Payables: Futures Margin Variation	$396*

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of realized and change in unrealized gains and losses on the Series’ Statement of Operations for the Series’ derivative instrument holdings through the six months ended April 30, 2010:

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2010 (amounts in thousands):

26

Realized Gain (Loss) on Derivatives Recognized in Income
Equity
Contracts
The U.S. Large Company Series	$990

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity
Contracts
The U.S. Large Company Series	$255

G. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except for percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
2.01%	$11,213	8	$5	$26,783

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2011. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2010.

H. Securities Lending:

As of April 30, 2010, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being

27

maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to its stated investment policy, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all the subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

29

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Trustees of The DFA Investment Trust Company (the “Board”) considered the continuation of the investment management agreement (“Advisory Agreement”) for the Series (the “Fund”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board determined, among other things, that the performance of the Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund’s non-management fees charged by the Fund’s administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and

30

other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

31

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA043010-026S

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Targeted Value Portfolio	Series of Registrant

U.S. Small Cap Value Portfolio	Series of Registrant

U.S. Core Equity 1 Portfolio	Series of Registrant

U.S. Core Equity 2 Portfolio	Series of Registrant

U.S. Vector Equity Portfolio	Series of Registrant

T.A. U.S. Core Equity 2 Portfolio	Series of Registrant

U.S. Small Cap Portfolio	Series of Registrant

U.S. Micro Cap Portfolio	Series of Registrant

DFA Real Estate Securities Portfolio	Series of Registrant

Large Cap International Portfolio	Series of Registrant

International Core Equity Portfolio	Series of Registrant

T.A. World ex U.S. Core Equity Portfolio	Series of Registrant

DFA International Real Estate Securities Portfolio	Series of Registrant

DFA International Small Cap Value Portfolio	Series of Registrant

International Vector Equity Portfolio	Series of Registrant

Emerging Markets Core Equity Portfolio	Series of Registrant

U.S. Social Core Equity 2 Portfolio	Series of Registrant

Emerging Markets Social Core Equity Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
CSTG&E U.S. Social Core Equity 2 Portfolio	Series of Registrant

CSTG&E International Social Core Equity Portfolio	Series of Registrant

U.S. Sustainability Core 1 Portfolio	Series of Registrant

International Sustainability Core 1 Portfolio	Series of Registrant

Tax-Managed U.S. Targeted Value Portfolio	Series of Registrant

Tax-Managed U.S. Small Cap Portfolio	Series of Registrant

Tax-Managed DFA International Value Portfolio	Series of Registrant

DFA International Value ex Tobacco Portfolio	Series of Registrant

VA U.S. Targeted Value Portfolio	Series of Registrant

VA U.S. Large Value Portfolio	Series of Registrant

VA International Value Portfolio	Series of Registrant

VA International Small Portfolio	Series of Registrant

The U.S. Large Company Series	Master fund for U.S. Large Company Portfolio

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio

The DFA International Value Series	Master fund for LWAS/DFA International High Book to Market Portfolio

The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio

The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio

The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio

The Continental Small Company Series	Master fund for Continental Small Company Portfolio

The Emerging Markets Series	Master fund for Emerging Markets Portfolio

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio

The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio

The Tax-Managed U.S. Equity Series	Master fund for Tax-Managed U.S. Equity Portfolio

Dimensional Emerging Markets Value Fund	Master fund for Emerging Markets Value Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company
REIT	Real Estate Investment Trust
SA	Special Assessment
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
—	Security is being fair valued as of April 30, 2010.
(r)	The adjustable rate shown is effective as of April 30, 2010.
(v)	The variable rate shown is effective as of April 30, 2010.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (85.4%)
Consumer Discretionary — (15.4%)
*1-800-FLOWERS.COM, Inc.	44,475	$127,198
*4Kids Entertainment, Inc.	49,167	53,100
*99 Cents Only Stores	169,314	2,627,753
*AC Moore Arts & Crafts, Inc.	78,473	320,170
Acme United Corp.	10,418	118,765
*AH Belo Corp.	98,883	840,506
*Aldila, Inc.	26,679	163,009
*Alloy, Inc.	71,219	551,947
*American Apparel, Inc.	19,728	60,565
#*American Axle & Manufacturing Holdings, Inc.	89,841	966,689
American Greetings Corp. Class A	38,000	933,280
*America’s Car-Mart, Inc.	56,120	1,421,520
#*AnnTaylor Stores Corp.	107,489	2,332,511
#*Arctic Cat, Inc.	63,001	929,265
Ark Restaurants Corp.	7,555	106,148
#*ArvinMeritor, Inc.	107,857	1,652,369
*Asbury Automotive Group, Inc.	18,700	290,785
*Ascent Media Corp.	9,065	267,599
*Audiovox Corp. Class A	77,394	720,538
#*AutoNation, Inc.	289,985	5,857,697
*Ballantyne Strong, Inc.	42,178	324,771
#Barnes & Noble, Inc.	270,612	5,964,288
*Bassett Furniture Industries, Inc.	50,159	300,452
*Beasley Broadcast Group, Inc.	1,801	10,590
*Beazer Homes USA, Inc.	314,801	2,068,243
bebe stores, inc.	62,684	516,516
Belo Corp.	214,014	1,855,501
*Benihana, Inc. (082047101)	11,828	81,495
*Benihana, Inc. (082047200)	1,458	9,929
Big 5 Sporting Goods Corp.	82,718	1,402,070
*Biglari Holdings, Inc.	6,662	2,606,508
#*BJ’s Restaurants, Inc.	89,189	2,152,131
*Bluegreen Corp.	81,287	493,412
Blyth, Inc.	33,609	1,937,223
Bob Evans Farms, Inc.	32,600	1,008,318
*Bon-Ton Stores, Inc. (The)	68,534	1,173,302
Books-A-Million, Inc.	46,111	341,221
*Borders Group, Inc.	182,159	462,684
#*Boyd Gaming Corp.	221,297	2,810,472
*Brookfield Homes Corp.	133,664	1,498,373
Brown Shoe Co., Inc.	207,468	3,900,398
#Brunswick Corp.	151,959	3,175,943
*Build-A-Bear-Workshop, Inc.	106,509	1,018,226
#*Cabela’s, Inc.	345,772	6,279,220
*Cache, Inc.	68,443	467,466
#*California Pizza Kitchen, Inc.	28,805	590,502
#Callaway Golf Co.	322,361	3,026,970
*Canterbury Park Holding Corp.	2,034	16,333
*Caribou Coffee Co., Inc.	20,484	181,283
*Carmike Cinemas, Inc.	33,324	559,177
*Carriage Services, Inc.	42,817	212,800
*Casual Male Retail Group, Inc.	74,715	305,584
*Cavco Industries, Inc.	30,552	1,196,722
*Charming Shoppes, Inc.	359,343	2,030,288
#*Cheesecake Factory, Inc.	58,359	1,585,614
Chico’s FAS, Inc.	235,366	3,504,600
Christopher & Banks Corp.	147,148	1,440,579
#Churchill Downs, Inc.	34,873	1,336,682

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Cinemark Holdings, Inc.	382,492	$6,984,304
*Clear Channel Outdoor Holdings, Inc.	52,490	607,834
*Coachmen Industries, Inc.	24,733	30,545
*Collective Brands, Inc.	278,432	6,529,230
Collectors Universe, Inc.	13,784	193,941
#Columbia Sportswear Co.	51,500	2,860,310
#*Conn’s, Inc.	96,143	916,243
#Cooper Tire & Rubber Co.	174,499	3,702,869
*Core-Mark Holding Co., Inc.	59,937	1,829,277
*Cost Plus, Inc.	200	1,086
*Craftmade International, Inc.	400	2,170
#*Crocs, Inc.	211,499	2,043,080
CSS Industries, Inc.	7,200	144,144
*Culp, Inc.	19,935	238,024
*Cumulus Media, Inc.	3,000	14,640
*Cybex International, Inc.	36,000	55,440
*Dana Holding Corp.	349,064	4,663,495
*dELiA*s, Inc.	102,506	179,386
*Delta Apparel, Inc.	5,900	99,061
*Destination Maternity Corp.	21,006	663,790
Dillard’s, Inc.	240,649	6,757,424
*DineEquity, Inc.	81,900	3,368,547
*Dixie Group, Inc.	5,949	29,150
*Dolan Media Co.	23,900	284,171
*Dorman Products, Inc.	3,030	76,810
Dover Downs Gaming & Entertainment, Inc.	12,000	47,160
Dover Motorsports, Inc.	21,900	48,180
#DR Horton, Inc.	14,389	211,374
#*Dress Barn, Inc. (The)	139,684	3,866,453
*Drew Industries, Inc.	57,769	1,481,775
*DSW, Inc.	20,775	627,405
#*Eastman Kodak Co.	286,034	1,750,528
*EDCI Holdings, Inc.	836	2,679
Emerson Radio Corp.	55,007	115,515
#*Entercom Communications Corp.	51,477	749,505
*Entravision Communications Corp.	27,362	87,832
Ethan Allen Interiors, Inc.	21,200	428,240
*Ever-Glory International Group, Inc.	815	2,445
*EW Scripps Co.	210,597	2,303,931
*Exide Technologies	62,109	368,927
*Famous Dave’s of America, Inc.	1,725	16,180
#*Federal Mogul Corp.	92,764	1,764,371
Finish Line, Inc. Class A	231,108	3,723,150
*Fisher Communications, Inc.	40,982	616,369
Flexsteel Industries, Inc.	7,464	104,571
Foot Locker, Inc.	342,479	5,257,053
Fred’s, Inc.	97,335	1,351,983
*Full House Resorts, Inc.	23,312	72,733
#*Furniture Brands International, Inc.	252,246	2,088,597
Gaiam, Inc.	7,647	69,282
*GameTech International, Inc.	1,700	3,485
Gaming Partners International Corp.	12,470	98,139
#*Gander Mountain Co.	81,839	419,834
Gannett Co., Inc.	124,376	2,116,880
#*Gaylord Entertainment Co.	204,517	6,902,449
*Genesco, Inc.	82,147	2,734,674
*G-III Apparel Group, Ltd.	63,741	1,822,993
*Global Traffic Network, Inc.	2,616	15,879
*Golfsmith International Holdings, Inc.	2,331	10,653
*Gray Television, Inc.	192,427	721,601
*Great Wolf Resorts, Inc.	70,101	225,024

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Group 1 Automotive, Inc.	146,690	$4,554,724
#Harte-Hanks, Inc.	152,558	2,196,835
#Haverty Furniture Cos., Inc.	90,668	1,477,888
*Hawk Corp.	18,858	436,374
*Heelys, Inc.	114,416	314,644
*Helen of Troy, Ltd.	130,036	3,512,272
*Hollywood Media Corp.	17,128	20,211
Hooker Furniture Corp.	54,414	857,565
*Hot Topic, Inc.	114,146	872,075
*Iconix Brand Group, Inc.	266,692	4,603,104
International Speedway Corp.	87,873	2,685,399
*Isle of Capri Casinos, Inc.	147,357	1,604,718
*J. Alexander’s Corp.	4,290	19,562
#*Jackson Hewitt Tax Service, Inc.	49,565	83,765
*JAKKS Pacific, Inc.	38,802	593,283
#Jarden Corp.	239,973	7,707,933
*Jo-Ann Stores, Inc.	111,790	4,932,175
*Johnson Outdoors, Inc.	1,347	17,120
Jones Apparel Group, Inc.	275,983	6,005,390
*Journal Communications, Inc.	131,362	744,823
*Kenneth Cole Productions, Inc. Class A	49,064	611,337
*Kid Brands, Inc.	73,902	736,803
*Kona Grill, Inc.	813	3,431
KSW, Inc.	14,991	54,417
*K-Swiss, Inc. Class A	105,348	1,310,529
Lacrosse Footwear, Inc.	499	8,922
*Lakeland Industries, Inc.	27,627	243,118
*Lakes Entertainment, Inc.	85,609	192,620
*Landry’s Restaurants, Inc.	10,400	240,136
—*Lazare Kaplan International, Inc.	3,092	7,730
*La-Z-Boy, Inc.	99,881	1,302,448
*Leapfrog Enterprises, Inc.	41,600	284,544
*Lee Enterprises, Inc.	179,701	679,270
#Leggett & Platt, Inc.	23,032	564,975
#Lennar Corp. Class A	266,160	5,296,584
Lennar Corp. Class B Voting	37,305	615,532
*Liberty Media Corp. Capital Series A	166,331	7,363,473
*Liberty Media Corp. Interactive Class A	296,826	4,562,216
*Liberty Media-Starz Corp. Series A	9,100	504,049
#*Life Time Fitness, Inc.	41,300	1,518,188
*Lifetime Brands, Inc.	56,716	822,382
*LIN TV Corp.	13,138	94,988
*Lithia Motors, Inc.	93,011	742,228
#*Live Nation Entertainment, Inc.	264,026	4,142,568
#*Liz Claiborne, Inc.	340,860	2,979,116
*Luby’s, Inc.	126,164	514,749
*M/I Homes, Inc.	91,344	1,424,966
Mac-Gray Corp.	17,151	199,809
Marcus Corp.	116,850	1,501,522
*MarineMax, Inc.	121,727	1,357,256
*MAXXAM, Inc.	10	18,625
*McClatchy Co. (The)	302,432	1,648,254
*McCormick & Schmick’s Seafood Restaurants, Inc.	71,554	709,100
MDC Holdings, Inc.	23,668	906,484
*Media General, Inc.	117,338	1,484,326
#Men’s Wearhouse, Inc. (The)	148,934	3,519,310
#Meredith Corp.	68,046	2,444,893
*Meritage Homes Corp.	130,250	3,097,345
*Modine Manufacturing Co.	181,000	2,535,810
#*Mohawk Industries, Inc.	103,454	6,594,158
*Monarch Casino & Resort, Inc.	21,534	250,225

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Morton’s Restaurant Group, Inc.	76,039	$460,796
*Motorcar Parts of America, Inc.	16,628	103,260
#*Movado Group, Inc.	83,623	1,037,761
*MTR Gaming Group, Inc.	47,163	95,741
*Multimedia Games, Inc.	124,423	568,613
*Nathan’s Famous, Inc.	1,189	18,644
*Nautilus, Inc.	103,533	354,083
*Navarre Corp.	4,638	9,972
*New Frontier Media, Inc.	89,879	177,062
*New York & Co., Inc.	230,621	1,416,013
*O’Charley’s, Inc.	111,282	1,062,743
*Office Depot, Inc.	378,101	2,593,773
*Orbitz Worldwide, Inc.	28,894	190,411
*Orient-Express Hotels, Ltd.	343,636	4,690,631
*Orleans Homebuilders, Inc.	16,969	3,563
*Outdoor Channel Holdings, Inc.	58,668	405,396
#Oxford Industries, Inc.	53,662	1,158,563
#*Pacific Sunwear of California, Inc.	354,305	1,792,783
*Palm Harbor Homes, Inc.	40,347	117,006
*Penn National Gaming, Inc.	20,000	619,200
#*Penske Automotive Group, Inc.	322,318	4,828,324
Pep Boys - Manny, Moe & Jack (The)	152,452	1,910,224
*Perry Ellis International, Inc.	76,500	1,845,945
Phillips-Van Heusen Corp.	104,053	6,556,380
*Pier 1 Imports, Inc.	25,878	214,270
#*Pinnacle Entertainment, Inc.	136,392	1,845,384
*Pulte Group, Inc.	333,576	4,366,510
*Quiksilver, Inc.	585,661	3,121,573
*Radio One, Inc.	121,338	611,544
*RC2 Corp.	99,526	1,828,293
*Reading International, Inc. Class A	8,787	36,642
*Red Lion Hotels Corp.	24,058	183,803
#*Red Robin Gourmet Burgers, Inc.	88,549	2,161,481
#Regis Corp.	228,031	4,359,953
*Rent-A-Center, Inc.	225,199	5,814,638
*Retail Ventures, Inc.	149,079	1,613,035
RG Barry Corp.	25,404	261,407
*Rick’s Cabaret International, Inc.	53,340	659,816
*Rocky Brands, Inc.	28,443	279,595
#*Royal Caribbean Cruises, Ltd.	278,627	9,985,992
*Rubio’s Restaurants, Inc.	40,309	324,487
*Ruby Tuesday, Inc.	177,333	1,984,356
*Ruth’s Hospitality Group, Inc.	38,389	208,452
#Ryland Group, Inc.	104,200	2,373,676
*Saga Communications, Inc.	12,163	335,091
*Saks, Inc.	543,451	5,298,647
*Salem Communications Corp.	17,020	77,441
Scholastic Corp.	83,374	2,251,932
Service Corp. International	387,546	3,480,163
*Shiloh Industries, Inc.	23,652	192,291
*Shoe Carnival, Inc.	66,243	1,832,281
#*Signet Jewelers, Ltd. ADR	45,518	1,457,486
#*Sinclair Broadcast Group, Inc. Class A	77,945	537,041
*Skechers U.S.A., Inc. Class A	153,470	5,885,574
Skyline Corp.	38,210	890,675
*Sonic Automotive, Inc.	79,339	847,341
Spartan Motors, Inc.	178,157	1,099,229
Speedway Motorsports, Inc.	199,002	3,233,782
*Sport Chalet, Inc. Class A	8,807	26,861
Sport Supply Group, Inc.	40,960	549,274
Stage Stores, Inc.	180,381	2,750,810

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Standard Motor Products, Inc.	49,968	$532,659
*Standard Pacific Corp.	530,671	3,401,601
*Stanley Furniture, Inc.	47,264	466,496
*Stein Mart, Inc.	35,802	339,403
*Steinway Musical Instruments, Inc.	50,040	958,766
#Stewart Enterprises, Inc.	187,644	1,272,226
*Stoneridge, Inc.	53,740	579,855
*Strattec Security Corp.	1,000	27,020
#Superior Industries International, Inc.	145,918	2,460,177
*Syms Corp.	5,623	51,226
#Systemax, Inc.	36,850	856,026
#*Talbots, Inc.	40,500	666,225
*Tandy Brands Accessories, Inc.	5,681	22,951
*Tandy Leather Factory, Inc.	2,055	9,330
*Timberland Co. Class A	64,138	1,378,967
*Toll Brothers, Inc.	269,219	6,076,273
*TRW Automotive Holdings Corp.	148,565	4,785,279
*Tuesday Morning Corp.	200,589	1,133,328
#*Unifi, Inc.	288,741	1,105,878
UniFirst Corp.	65,390	3,195,609
*Universal Electronics, Inc.	13,000	275,860
#*Vail Resorts, Inc.	92,600	4,226,264
*Valassis Communications, Inc.	96,290	3,147,720
*Valuevision Media, Inc.	22,214	68,419
*VCG Holding Corp.	58,719	115,676
*Wells-Gardner Electronics Corp.	2,302	4,995
Wendy’s/Arby’s Group, Inc.	312,770	1,660,809
*West Marine, Inc.	114,643	1,372,277
#Whirlpool Corp.	110,030	11,978,966
#Williams-Sonoma, Inc.	28,700	826,560
#Wyndham Worldwide Corp.	271,939	7,290,685
#*Zale Corp.	72,700	237,002

Total Consumer Discretionary		434,540,657

Consumer Staples — (2.9%)
*Alliance One International, Inc.	487,108	2,479,380
*American Italian Pasta Co.	157	6,159
Andersons, Inc. (The)	43,600	1,575,704
B&G Foods, Inc.	203,927	2,106,566
*Cagle’s, Inc. Class A	5,800	36,250
CCA Industries, Inc.	21,758	121,192
*Central European Distribution Corp.	2,100	72,765
*Central Garden & Pet Co.	92,273	1,036,226
*Central Garden & Pet Co. Class A	159,338	1,645,962
#*Chiquita Brands International, Inc.	230,642	3,468,856
*Constellation Brands, Inc. Class A	389,483	7,115,854
Corn Products International, Inc.	104,227	3,752,172
*Craft Brewers Alliance, Inc.	15,520	38,800
Del Monte Foods Co.	386,240	5,770,426
*Elizabeth Arden, Inc.	100,867	1,836,788
Farmer Brothers Co.	38,580	721,832
*Fresh Del Monte Produce, Inc.	84,141	1,756,023
Golden Enterprises, Inc.	8,214	28,338
#*Great Atlantic & Pacific Tea Co.	95,622	769,757
Griffin Land & Nurseries, Inc. Class A	12,183	356,353
#*Hain Celestial Group, Inc.	174,098	3,443,658
*HQ Sustainable Maritime Industries, Inc.	20,852	118,648
Imperial Sugar Co.	65,616	1,051,824
Ingles Markets, Inc.	42,383	679,399
Inter Parfums, Inc.	72,843	1,258,727
*John B. Sanfilippo & Son, Inc.	19,827	298,000

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Mannatech, Inc.	33,789	$130,426
*MGP Ingredients, Inc.	23,166	180,000
Nash-Finch Co.	71,489	2,503,545
*Natural Alternatives International, Inc.	6,968	52,748
*Nutraceutical International Corp.	54,498	843,084
*Omega Protein Corp.	91,227	488,064
*Pantry, Inc.	75,574	1,195,581
*Parlux Fragrances, Inc.	49,401	101,766
PepsiCo, Inc.	33,053	2,155,717
*Physicians Formula Holdings, Inc.	32,616	98,500
*Prestige Brands Holdings, Inc.	267,520	2,605,645
*Ralcorp Holdings, Inc.	82,111	5,464,487
#Ruddick Corp.	11,569	408,848
Schiff Nutrition International, Inc.	30,060	213,125
*Seneca Foods Corp.	5,594	183,707
*Smart Balance, Inc.	83,987	558,514
#*Smithfield Foods, Inc.	419,475	7,860,962
Spartan Stores, Inc.	67,720	1,021,895
SUPERVALU, Inc.	253,201	3,772,695
*Susser Holdings Corp.	55,256	595,107
Tasty Baking Co.	26,436	198,534
#*TreeHouse Foods, Inc.	76,040	3,215,732
#Universal Corp.	68,854	3,565,260
Weis Markets, Inc.	48,202	1,796,971
*Winn-Dixie Stores, Inc.	142,499	1,796,912

Total Consumer Staples		82,553,484

Energy — (7.7%)
*Allis-Chalmers Energy, Inc.	345,591	1,392,732
#Alon USA Energy, Inc.	154,395	1,128,627
*Approach Resources, Inc.	38,963	348,719
*Atlas Energy, Inc.	45,750	1,650,660
*ATP Oil & Gas Corp.	203,365	3,713,445
*Basic Energy Services, Inc.	227,925	2,327,114
#Berry Petroleum Corp. Class A	84,369	2,731,025
*Bill Barrett Corp.	65,350	2,227,128
*BioFuel Energy Corp.	17,520	45,902
*Bolt Technology Corp.	26,117	289,115
*Boots & Coots, Inc.	41,514	121,636
*Brigham Exploration Co.	163	3,180
*Bristow Group, Inc.	167,782	6,494,841
*Bronco Drilling Co., Inc.	140,754	672,804
*Cal Dive International, Inc.	329,661	2,162,576
*Callon Petroleum Co.	58,196	353,250
#Cimarex Energy Co.	126,477	8,610,554
*Clayton Williams Energy, Inc.	14,068	653,599
*Complete Production Services, Inc.	332,185	5,012,672
*Comstock Resources, Inc.	20,970	672,298
*Contango Oil & Gas Co.	8,300	455,670
*CREDO Petroleum Corp.	3,332	32,320
*Crosstex Energy, Inc.	268,617	2,425,612
*CVR Energy, Inc.	195,341	1,658,445
*Dawson Geophysical Co.	43,221	1,265,943
Delek US Holdings, Inc.	108,979	763,943
*Denbury Resources, Inc.	107,071	2,050,410
*DHT Holdings, Inc.	10,652	50,277
*Double Eagle Petroleum Co.	13,805	65,574
*Energy Partners, Ltd.	60,872	832,120
#*Exterran Holdings, Inc.	199,784	5,823,704
#Frontier Oil Corp.	317,598	4,827,490
General Maritime Corp.	144,645	1,173,071

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Geokinetics, Inc.	32,887	$287,432
*GeoMet, Inc.	4,770	6,440
*GeoResources, Inc.	29,732	510,201
*Global Industries, Ltd.	309,018	2,070,421
#*Green Plains Renewable Energy, Inc.	79,650	1,093,594
Gulf Island Fabrication, Inc.	72,323	1,733,582
*Gulfmark Offshore, Inc.	76,120	2,623,856
*Gulfport Energy Corp.	25,718	321,475
*Harvest Natural Resources, Inc.	194,361	1,716,208
*Helix Energy Solutions Group, Inc.	357,171	5,207,553
Helmerich & Payne, Inc.	67,800	2,754,036
*Hercules Offshore, Inc.	349,281	1,383,153
*HKN, Inc.	25,104	77,320
#Holly Corp.	6,847	184,869
#*Hornbeck Offshore Services, Inc.	82,591	2,021,002
*International Coal Group, Inc.	700,737	3,692,884
#*ION Geophysical Corp.	48,454	291,209
*Key Energy Services, Inc.	363,124	3,943,527
Lufkin Industries, Inc.	7,242	616,511
*Mariner Energy, Inc.	110,707	2,643,683
*Matrix Service Co.	37,935	403,249
*Mitcham Industries, Inc.	49,062	358,643
*Natural Gas Services Group, Inc.	60,748	1,089,212
*Newpark Resources, Inc.	480,197	3,207,716
*Oil States International, Inc.	62,200	3,004,882
*OMNI Energy Services Corp.	48,470	160,920
#Overseas Shipholding Group, Inc.	145,848	7,301,151
*OYO Geospace Corp.	1,500	74,550
*Pacific Ethanol, Inc.	31,761	33,984
*Parker Drilling Co.	415,084	2,295,415
#*Patriot Coal Corp.	238,729	4,700,574
#Patterson-UTI Energy, Inc.	267,389	4,088,378
Penn Virginia Corp.	210,674	5,374,294
*Petroleum Development Corp.	108,885	2,548,998
#*PetroQuest Energy, Inc.	50,087	296,014
*PHI, Inc. Non-Voting	63,026	1,310,311
*Pioneer Drilling Co.	304,457	2,234,714
#Pioneer Natural Resources Co.	149,975	9,617,897
*Plains Exploration & Production Co.	175,941	5,156,831
*Rex Energy Corp.	121,785	1,619,740
*Rosetta Resources, Inc.	117,807	2,933,394
#*Rowan Cos., Inc.	204,873	6,105,215
*SEACOR Holdings, Inc.	40,265	3,389,105
*Seahawk Drilling, Inc.	300	4,998
St. Mary Land & Exploration Co.	30,800	1,239,392
*Stone Energy Corp.	78,580	1,280,854
Sunoco, Inc.	212,272	6,958,276
*Superior Energy Services, Inc.	110,700	2,995,542
*Superior Well Services, Inc.	174,570	2,531,265
*Swift Energy Corp.	110,584	4,000,929
*T-3 Energy Services, Inc.	54,823	1,630,984
*Teekay Corp.	71,146	1,782,207
#Tesoro Petroleum Corp.	229,540	3,018,451
*Tetra Technologies, Inc.	256,298	3,149,902
*TGC Industries, Inc.	18,816	77,522
Tidewater, Inc.	111,251	5,964,166
*Toreador Resources Corp.	19,083	173,083
*Trico Marine Services, Inc.	99,944	327,816
*Union Drilling, Inc.	98,308	651,782
*Unit Corp.	97,446	4,654,995
#*USEC, Inc.	559,795	3,358,770

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Venoco, Inc.	517	$7,703
#*Western Refining, Inc.	298,300	1,598,888
*Whiting Petroleum Corp.	72,600	6,557,958
#*Willbros Group, Inc.	93,046	1,167,727

Total Energy		215,653,809

Financials — (22.4%)
#1st Source Corp.	63,104	1,207,180
21st Century Holding Co.	39,772	145,168
Abington Bancorp, Inc.	120,287	1,143,929
Advance America Cash Advance Centers, Inc.	78,390	448,391
*Affirmative Insurance Holdings, Inc.	36,774	169,896
*Allegheny Corp.	11,578	3,440,518
Allied World Assurance Co. Holdings, Ltd.	82,209	3,581,846
*Altisource Portfolio Solutions SA	33,057	798,657
American Capital, Ltd.	1,070,676	6,573,951
American Equity Investment Life Holding Co.	325,267	3,421,809
American Financial Group, Inc.	248,114	7,301,995
#American National Insurance Co.	37,261	4,104,672
American Physicians Capital, Inc.	30,238	1,011,159
*American Safety Insurance Holdings, Ltd.	45,966	743,730
#*AmeriCredit Corp.	308,822	7,393,199
Ameris Bancorp	73,233	815,083
*AMERISAFE, Inc.	99,481	1,701,125
*AmeriServe Financial, Inc.	38,961	87,273
AmTrust Financial Services, Inc.	21,475	292,704
*Arch Capital Group, Ltd.	45,406	3,431,785
Argo Group International Holdings, Ltd.	102,258	3,373,491
Arrow Financial Corp.	3,627	100,831
Aspen Insurance Holdings, Ltd.	175,074	4,723,497
#*Asset Acceptance Capital Corp.	109,541	806,222
Associated Banc-Corp.	377,164	5,480,193
Assurant, Inc.	266,924	9,724,041
Assured Guaranty, Ltd.	214,031	4,612,368
Asta Funding, Inc.	37,741	291,738
#Astoria Financial Corp.	478,359	7,720,714
*Atlantic Coast Federal Corp.	25,438	69,954
*Avatar Holdings, Inc.	40,403	963,208
Axis Capital Holdings, Ltd.	17,631	549,558
*B of I Holding, Inc.	46,452	818,949
Baldwin & Lyons, Inc. Class B	6,290	157,816
#BancFirst Corp.	22,346	986,352
*Bancorp, Inc.	90,024	798,513
BancorpSouth, Inc.	66,900	1,481,166
#BancTrust Financial Group, Inc.	69,811	432,130
Bank Mutual Corp.	85,949	611,957
Bank of Commerce Holdings	1,700	8,789
*Bank of Granite Corp.	3,994	7,069
#Bank of the Ozarks, Inc.	31,788	1,222,884
*BankAtlantic Bancorp, Inc.	177,269	464,445
BankFinancial Corp.	112,518	1,086,924
#Banner Corp.	81,753	463,540
Bar Harbor Bankshares	5,142	151,175
*Beneficial Mutual Bancorp., Inc.	17,175	170,204
#Berkshire Hills Bancorp, Inc.	49,107	1,031,247
#Boston Private Financial Holdings, Inc.	386,442	3,064,485
#Brookline Bancorp, Inc.	129,811	1,426,623
*Cadence Financial Corp.	24,893	74,430
Calamos Asset Management, Inc.	10,437	129,941
Camco Financial Corp.	511	1,691
Camden National Corp.	1,568	56,025

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Cape Bancorp, Inc.	1,000	$7,160
Capital City Bank Group, Inc.	45,539	801,031
Capital Southwest Corp.	17,118	1,609,948
CapitalSource, Inc.	669,639	3,997,745
#*Capitol Bancorp, Ltd.	83,019	202,566
Cardinal Financial Corp.	140,938	1,543,271
Carver Bancorp, Inc.	400	3,304
Cascade Financial Corp.	52,897	106,323
Cash America International, Inc.	65,901	2,442,291
Cathay General Bancorp	422,078	5,221,105
Center Bancorp, Inc.	39,639	329,796
*Center Financial Corp.	82,523	556,205
CenterState Banks of Florida, Inc.	70,341	846,202
*Central Jersey Bancorp	11,021	40,778
#*Central Pacific Financial Corp.	75,110	163,740
#Chemical Financial Corp.	73,377	1,739,035
Cincinnati Financial Corp.	42,527	1,207,767
Citizens Community Bancorp, Inc.	6,167	26,210
*Citizens, Inc.	71,946	504,341
#City Holding Co.	8,287	290,376
#City National Corp.	80,810	5,032,847
*CNA Surety Corp.	129,363	2,169,418
CoBiz Financial, Inc.	123,901	884,653
Columbia Banking System, Inc.	139,273	3,130,857
Comerica, Inc.	117,411	4,931,262
#Community Bank System, Inc.	103,736	2,559,167
#Community Trust Bancorp, Inc.	39,485	1,185,340
*CompuCredit Holdings Corp.	234,569	1,405,068
*Conseco, Inc.	1,229,638	7,254,864
Consolidated-Tokoma Land Co.	6,505	222,341
*Cowen Group, Inc.	41,470	223,938
*Crescent Financial Corp.	35,245	129,702
#CVB Financial Corp.	94,020	1,035,160
Danvers Bancorp, Inc.	62,049	1,014,501
#*Dearborn Bancorp, Inc.	2,910	9,050
Delphi Financial Group, Inc. Class A	209,958	5,773,845
Dime Community Bancshares, Inc.	112,643	1,436,198
*Dollar Financial Corp.	61,098	1,430,304
Donegal Group, Inc. Class A	66,689	962,322
#*Doral Financial Corp.	44,700	240,933
*E*TRADE Financial Corp.	168,018	282,270
East West Bancorp, Inc.	244,906	4,797,709
Eastern Insurance Holdings, Inc.	43,646	447,372
EMC Insurance Group, Inc.	40,506	982,676
Employers Holdings, Inc.	63,664	1,049,183
*Encore Bancshares, Inc.	23,748	244,367
*Encore Capital Group, Inc.	105,097	2,418,282
#Endurance Specialty Holdings, Ltd.	117,457	4,328,290
*Enstar Group, Ltd.	6,799	449,550
Enterprise Bancorp, Inc.	630	7,831
Enterprise Financial Services Corp.	28,406	298,547
ESB Financial Corp.	28,944	413,899
ESSA Bancorp, Inc.	77,687	981,187
#F.N.B. Corp.	474,003	4,417,708
Farmers Capital Bank Corp.	800	6,744
FBL Financial Group, Inc. Class A	115,519	2,985,011
Federal Agricultural Mortgage Corp.	47,989	1,080,712
Fidelity National Financial, Inc.	414,538	6,292,687
*Fidelity Southern Corp.	4,355	38,844
Financial Institutions, Inc.	16,825	270,546
*First Acceptance Corp.	83,671	166,505

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First American Corp.	218,380	$7,549,397
First Bancorp (318672102)	153,980	326,438
First Bancorp (318910106)	67,529	1,101,398
First Busey Corp.	107,001	540,355
First Business Financial Services, Inc.	400	4,000
First Citizens BancShares, Inc.	3,500	721,000
First Commonwealth Financial Corp.	186,808	1,223,592
First Community Bancshares, Inc.	12,525	208,541
First Defiance Financial Corp.	37,229	502,592
First Federal Bancshares of Arkansas, Inc.	900	3,051
*First Federal of Northern Michigan Bancorp, Inc.	100	150
First Financial Bancorp	76,065	1,453,602
First Financial Corp.	32,634	951,281
First Financial Holdings, Inc.	72,613	1,025,296
First Financial Northwest, Inc.	99,354	640,833
*First Horizon National Corp.	357,277	5,055,470
*First Marblehead Corp. (The)	211,305	741,681
First Merchants Corp.	54,200	473,708
First Mercury Financial Corp.	94,814	1,243,012
First Midwest Bancorp, Inc.	239,042	3,633,438
First Niagara Financial Group, Inc.	492,124	6,840,524
First Place Financial Corp.	34,734	176,449
First Security Group, Inc.	32,786	93,768
First South Bancorp, Inc.	4,138	57,684
*FirstCity Financial Corp.	33,929	247,342
FirstMerit Corp.	106,974	2,513,889
Flagstone Reinsurance Holdings, Ltd.	219,015	2,442,017
Flushing Financial Corp.	139,156	1,893,913
#FNB United Corp.	6,938	12,280
#*Forest City Enterprises, Inc. Class A	211,991	3,275,261
*Forestar Group, Inc.	500	11,270
*FPIC Insurance Group, Inc.	20,782	565,686
Fulton Financial Corp.	356,370	3,741,885
*Genworth Financial, Inc.	545,763	9,016,005
German American Bancorp, Inc.	27,375	435,536
GFI Group, Inc.	66,770	460,713
#Glacier Bancorp, Inc.	61,496	1,137,061
Great Southern Bancorp, Inc.	45,442	1,108,330
#*Greene Bancshares, Inc.	57,992	733,019
*Greenlight Capital Re, Ltd.	31,037	795,168
*Guaranty Bancorp	157,763	247,688
*Hallmark Financial Services, Inc.	104,318	1,221,564
Hampden Bancorp, Inc.	20,730	203,154
#Hampton Roads Bankshares, Inc.	22,067	63,774
#*Hanmi Financial Corp.	262,393	781,931
Hanover Insurance Group, Inc.	107,458	4,840,983
Harleysville Group, Inc.	68,182	2,183,188
*Harris & Harris Group, Inc.	149,714	726,113
HCC Insurance Holdings, Inc.	184,347	5,012,395
Heartland Financial USA, Inc.	33,416	638,580
*Heritage Commerce Corp.	48,328	266,771
*Heritage Financial Corp.	15,395	235,697
HF Financial Corp.	1,557	17,952
*Hilltop Holdings, Inc.	261,601	3,068,580
*Home Bancorp, Inc.	1,700	23,579
Home Bancshares, Inc.	36,169	1,017,072
Home Federal Bancorp, Inc.	86,137	1,372,162
HopFed Bancorp, Inc.	6,058	81,389
Horace Mann Educators Corp.	177,770	3,059,422
#Huntington Bancshares, Inc.	1,239,796	8,393,419
IBERIABANK Corp.	53,085	3,272,159

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Independence Holding Co.	40,133	$321,465
#Independent Bank Corp.	93,302	2,420,254
Indiana Community Bancorp	738	9,040
Infinity Property & Casualty Corp.	12,200	562,786
*Interactive Brokers Group, Inc.	49,600	850,144
*International Assets Holding Corp.	2,272	36,738
#International Bancshares Corp.	170,805	4,128,357
*Intervest Bancshares Corp.	6,921	43,256
*Investment Technology Group, Inc.	92,353	1,604,172
*Investors Bancorp, Inc.	106,409	1,480,149
JMP Group, Inc.	29,835	230,923
#Jones Lang LaSalle, Inc.	24,940	1,967,267
Kearny Financial Corp.	500	5,115
K-Fed Bancorp	15,643	156,586
*Knight Capital Group, Inc.	24,535	381,519
#Lakeland Bancorp, Inc.	97,129	1,019,854
Lakeland Financial Corp.	31,991	667,332
Legacy Bancorp, Inc.	39,923	374,079
Legg Mason, Inc.	18,100	573,589
LNB Bancorp, Inc.	3,887	21,340
*Louisiana Bancorp, Inc.	13,988	207,022
#M&T Bank Corp.	22,174	1,936,899
#*Macatawa Bank Corp.	64,525	125,824
MainSource Financial Group, Inc.	73,438	594,113
*Markel Corp.	764	292,490
*Market Leader, Inc.	500	1,125
MarketAxess Holdings, Inc.	48,777	766,774
*Marlin Business Services Corp.	44,076	507,315
Marshall & Ilsley Corp.	516,191	4,697,338
#*Maui Land & Pineapple Co., Inc.	10,282	51,718
Max Capital Group, Ltd.	179,028	3,992,324
MB Financial, Inc.	230,048	5,636,176
*MBIA, Inc.	413,714	3,963,380
#MBT Financial Corp.	34,345	100,287
*MCG Capital Corp.	429,643	2,848,533
Meadowbrook Insurance Group, Inc.	193,565	1,529,164
Medallion Financial Corp.	49,053	392,424
Mercantile Bank Corp.	26,124	155,960
Mercer Insurance Group, Inc.	27,022	495,854
Merchants Bancshares, Inc.	14,609	340,244
#Mercury General Corp.	57,980	2,608,520
*Meridian Interstate Bancorp, Inc.	20,492	236,068
*MF Global Holdings, Ltd.	514,084	4,739,854
#*MGIC Investment Corp.	790,073	8,240,461
MicroFinancial, Inc.	2,546	10,184
MidSouth Bancorp, Inc.	10,400	166,920
Montpelier Re Holdings, Ltd.	317,012	5,262,399
*Nara Bancorp, Inc.	129,241	1,163,169
*National Financial Partners Corp.	226,337	3,483,326
National Interstate Corp.	10,054	210,028
National Penn Bancshares, Inc.	668,844	4,895,938
National Security Group, Inc.	1,200	16,356
*Navigators Group, Inc.	43,705	1,753,882
#NBT Bancorp, Inc.	30,454	745,209
Nelnet, Inc. Class A	147,808	2,950,248
*New Century Bancorp, Inc.	700	4,221
New England Bancshares, Inc.	4,879	40,984
New Hampshire Thrift Bancshares, Inc.	500	5,465
New Westfield Financial, Inc.	110,413	1,004,758
NewAlliance Bancshares, Inc.	537,373	7,001,970
*NewBridge Bancorp	5,106	24,254

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*NewStar Financial, Inc.	205,349	$1,572,973
*North Valley Bancorp	30,505	80,838
Northeast Community Bancorp, Inc.	8,278	50,579
Northfield Bancorp, Inc.	17,470	257,857
Northwest Bancshares, Inc.	196,500	2,454,285
OceanFirst Financial Corp.	36,667	471,538
*Ocwen Financial Corp.	312,143	3,605,252
Old National Bancorp	346,972	4,652,895
#Old Republic International Corp.	511,867	7,683,124
#Old Second Bancorp, Inc.	70,831	405,153
OneBeacon Insurance Group, Ltd.	107,205	1,738,865
Oriental Financial Group, Inc.	115,801	1,936,193
#*Pacific Capital Bancorp	3,111	5,413
Pacific Continental Corp.	5,143	59,607
*Pacific Mercantile Bancorp	32,459	161,970
#PacWest Bancorp	44,411	1,066,308
#Park National Corp.	18,531	1,269,374
Patriot National Bancorp	2,600	5,850
Peapack-Gladstone Financial Corp.	1,785	24,812
#*Penson Worldwide, Inc.	133,032	1,250,501
Peoples Bancorp, Inc.	48,950	848,793
People’s United Financial, Inc.	41,142	638,935
#*PHH Corp.	264,040	5,991,068
#*Phoenix Cos., Inc. (The)	569,511	1,839,521
*PICO Holdings, Inc.	50,124	1,781,908
*Pinnacle Financial Partners, Inc.	122,149	1,866,437
#*Piper Jaffray Cos., Inc.	48,899	1,924,665
Platinum Underwriters Holdings, Ltd.	99,826	3,714,525
*PMA Capital Corp.	110,598	759,808
#*PMI Group, Inc. (The)	479,116	2,496,194
*Popular, Inc.	548,323	2,160,393
#*Portfolio Recovery Associates, Inc.	35,614	2,367,263
#*Preferred Bank	63,286	122,775
Premier Financial Bancorp, Inc.	223	2,141
Presidential Life Corp.	66,072	778,328
PrivateBancorp, Inc.	99,037	1,418,210
*ProAssurance Corp.	61,000	3,717,950
#Prosperity Bancshares, Inc.	95,483	3,744,843
Protective Life Corp.	137,532	3,310,395
Provident Financial Holdings, Inc.	9,392	56,352
Provident Financial Services, Inc.	274,341	3,615,814
Provident New York Bancorp	78,256	803,689
PSB Holdings, Inc.	599	2,666
QC Holdings, Inc.	80,989	420,333
Radian Group, Inc.	524,943	7,448,941
#Raymond James Financial, Inc.	7,900	242,056
Regions Financial Corp.	2,700	23,868
Reinsurance Group of America, Inc.	153,401	7,920,094
RenaissanceRe Holdings, Ltd.	128,674	7,199,310
#Renasant Corp.	109,627	1,812,134
*Republic First Bancorp, Inc.	4,250	15,852
Resource America, Inc.	77,859	460,147
Rewards Network, Inc.	12,896	167,906
*Riverview Bancorp, Inc.	28,496	101,161
RLI Corp.	15,585	903,930
Rockville Financial, Inc.	19,346	233,313
*Rodman & Renshaw Capital Group, Inc.	1,400	6,048
Rome Bancorp, Inc.	8,525	73,315
S&T Bancorp, Inc.	52,578	1,264,501
*Safeguard Scientifics, Inc.	78,890	1,085,526
Safety Insurance Group, Inc.	60,982	2,274,019

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Sanders Morris Harris Group, Inc.	134,043	$800,237
#Sandy Spring Bancorp, Inc.	83,452	1,456,237
SCBT Financial Corp.	48,663	1,936,301
Seabright Insurance Holdings	105,549	1,148,373
*Seacoast Banking Corp. of Florida	78,532	171,200
Selective Insurance Group, Inc.	167,546	2,799,694
*SI Financial Group, Inc.	4,029	25,705
#Sierra Bancorp	15,592	194,588
#Simmons First National Corp.	34,836	978,195
Smithtown Bancorp, Inc.	7,811	36,321
Somerset Hills Bancorp	4,868	42,936
*Southern Community Financial Corp.	36,564	100,917
*Southern Connecticut Bancorp, Inc.	500	3,380
*Southern First Bancshares, Inc.	600	4,950
Southside Bancshares, Inc.	1,821	39,297
Southwest Bancorp, Inc.	68,296	1,001,219
StanCorp Financial Group, Inc.	82,155	3,693,689
State Auto Financial Corp.	90,260	1,614,751
State Bancorp, Inc.	12,357	122,334
StellarOne Corp.	75,434	1,124,721
Sterling Bancorp	32,598	349,125
Sterling Bancshares, Inc.	226,682	1,332,890
#Stewart Information Services Corp.	87,029	990,390
*Stratus Properties, Inc.	1,122	12,510
Student Loan Corp.	19,293	544,834
*Sun Bancorp, Inc.	79,921	431,573
#*Superior Bancorp	12,537	44,381
#Susquehanna Bancshares, Inc.	678,399	7,394,549
SWS Group, Inc.	56,135	621,414
#Synovus Financial Corp.	1,391,367	4,188,015
#*Taylor Capital Group, Inc.	54,487	746,472
Teche Holding Co.	100	3,198
*Texas Capital Bancshares, Inc.	76,305	1,518,470
Thomas Properties Group, Inc.	61,471	280,922
*Thomas Weisel Partners Group, Inc.	121,227	951,632
#*TIB Financial Corp.	23,891	22,935
*Tidelands Bancshares, Inc.	400	900
#*TierOne Corp.	334	150
#Torchmark Corp.	85,051	4,553,631
Tower Bancorp, Inc.	2,340	60,232
Tower Group, Inc.	392	9,040
#TowneBank	23,339	374,124
Transatlantic Holdings, Inc.	140,003	6,962,349
*Tree.com, Inc.	54,442	495,422
*Trenwick Group, Ltd.	38,857	194
TriCo Bancshares	35,852	682,622
Trustco Bank Corp.	7,100	47,215
Trustmark Corp.	139,806	3,422,451
Umpqua Holdings Corp.	519,273	7,757,939
Union First Market Bankshares Corp.	36,284	608,846
*United America Indemnity, Ltd.	105,191	999,314
#United Bankshares, Inc.	94,644	2,748,462
*United Community Banks, Inc.	158,880	927,859
*United Community Financial Corp.	8,299	16,598
United Financial Bancorp, Inc.	91,552	1,279,897
United Fire & Casualty Co.	78,337	1,791,567
*United PanAm Financial Corp.	22,650	74,292
#*United Security Bancshares	980	4,607
United Western Bancorp, Inc.	31,871	58,324
Unitrin, Inc.	208,913	6,110,705
Universal Insurance Holdings, Inc.	21,079	106,449

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Univest Corp. of Pennsylvania	26,591	$520,386
Validus Holdings, Ltd.	239,615	6,126,956
#*Virginia Commerce Bancorp, Inc.	92,733	661,186
*Virtus Investment Partners, Inc.	1,125	27,259
Washington Banking Co.	17,589	253,106
Washington Federal, Inc.	136,772	2,813,400
#Washington Trust Bancorp, Inc.	41,613	753,611
*Waterstone Financial, Inc.	2,755	10,634
Webster Financial Corp.	409,887	8,492,859
WesBanco, Inc.	67,131	1,294,286
#Wesco Financial Corp.	2,775	1,051,864
West Bancorporation	40,442	328,793
West Coast Bancorp	83,037	285,647
#*Western Alliance Bancorp	208,128	1,810,714
White Mountains Insurance Group, Ltd.	17,666	6,070,038
#Whitney Holding Corp.	533,457	7,308,361
#Wilmington Trust Corp.	176,849	3,064,793
#Wilshire Bancorp, Inc.	119,651	1,299,410
#Wintrust Financial Corp.	122,137	4,555,710
*World Acceptance Corp.	24,987	881,541
#WR Berkley Corp.	184,266	4,975,182
Yadkin Valley Financial Corp.	18,383	84,194
Zenith National Insurance Corp.	138,232	5,227,934
#Zions Bancorporation	262,502	7,541,682
*ZipRealty, Inc.	32,384	142,490

Total Financials		631,016,568

Health Care — (6.2%)
*A.D.A.M., Inc.	10,600	39,750
*Accelrys, Inc.	63,869	446,444
*Achillion Pharmaceuticals, Inc.	13,600	35,768
*Adolor Corp.	123,595	241,010
*Air Methods Corp.	53,983	1,785,758
*Albany Molecular Research, Inc.	15,391	123,128
*Allied Healthcare International, Inc.	233,212	655,326
*American Dental Partners, Inc.	74,759	962,896
*AMN Healthcare Services, Inc.	153,365	1,401,756
*Amsurg Corp.	114,189	2,365,996
Analogic Corp.	24,965	1,193,826
*AngioDynamics, Inc.	133,285	2,132,560
*Anika Therapeutics, Inc.	48,128	339,302
*Animal Health International, Inc.	10,700	26,322
*ARCA Biopharma, Inc.	1,700	8,891
Arrhythmia Research Technology, Inc.	750	5,962
*Assisted Living Concepts, Inc.	52,174	1,831,307
*BioClinica, Inc.	31,199	155,059
*Biodel, Inc.	15,480	69,660
*BioScrip, Inc.	156,786	1,401,667
*BMP Sunstone Corp.	51,899	278,698
*Brookdale Senior Living, Inc.	86,220	1,853,730
*Caliper Life Sciences, Inc.	67,290	269,833
*Cambrex Corp.	108,647	476,960
Cantel Medical Corp.	79,627	1,589,355
*Capital Senior Living Corp.	132,455	696,713
*Caraco Pharmaceutical Laboratories, Ltd.	2,959	19,086
*Cardiac Science Corp.	50,750	79,170
*CardioNet, Inc.	12,356	118,865
*Celera Corp.	213,079	1,591,700
*Community Health Systems, Inc.	178,748	7,303,643
*Conmed Corp.	112,881	2,510,473
*Continucare Corp.	51,424	172,270

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#Cooper Cos., Inc.	134,680	$5,237,705
*Coventry Health Care, Inc.	317,536	7,538,305
*CPEX Pharmaceuticals, Inc.	2,010	50,954
*Cross Country Healthcare, Inc.	99,466	996,649
*Cutera, Inc.	68,683	793,975
*Cynosure, Inc.	29,360	369,936
*Dialysis Corp. of America	500	5,605
*Digirad Corp.	65,481	144,713
*DUSA Pharmaceuticals, Inc.	434	1,020
*Dynacq Healthcare, Inc.	5,490	14,823
#*Emeritus Corp.	66,231	1,483,574
Ensign Group, Inc.	33,689	584,841
*Enzo Biochem, Inc.	22,412	133,800
*ev3, Inc.	249,643	4,775,671
*Exactech, Inc.	26,612	544,482
*Five Star Quality Care, Inc.	143,052	423,434
*Gentiva Health Services, Inc.	94,421	2,707,994
#*Greatbatch, Inc.	64,846	1,448,660
*Hanger Orthopedic Group, Inc.	25,667	478,433
*Harvard Bioscience, Inc.	106,431	444,882
*Health Net, Inc.	67,162	1,478,907
*HealthSpring, Inc.	272,795	4,801,192
*HealthStream, Inc.	51,319	230,936
*HealthTronics, Inc.	181,116	642,962
*Healthways, Inc.	47,377	771,771
*Hi-Tech Pharmacal Co., Inc.	38,555	938,043
*Hologic, Inc.	355,268	6,348,639
*Infinity Pharmaceuticals, Inc.	20,306	140,111
*IntegraMed America, Inc.	22,228	189,827
#Invacare Corp.	161,168	4,259,670
*InVentiv Health, Inc.	55,725	1,283,347
*Inverness Medical Innovations, Inc.	148,800	5,919,264
*Kendle International, Inc.	83,297	1,378,565
Kewaunee Scientific Corp.	6,030	79,536
*Kindred Healthcare, Inc.	70,917	1,265,159
*King Pharmaceuticals, Inc.	596,470	5,845,406
*K-V Pharmaceutical Co.	132,005	204,608
*Lannet Co., Inc.	14,179	66,500
*LCA-Vision, Inc.	58,998	497,353
*LeMaitre Vascular, Inc.	36,123	178,448
*Lexicon Pharmaceuticals, Inc.	96,343	155,112
#*LifePoint Hospitals, Inc.	153,314	5,853,529
*Magellan Health Services, Inc.	96,042	4,053,933
#*Martek Biosciences Corp.	99,676	2,195,862
*Matrixx Initiatives, Inc.	3,352	17,162
*Maxygen, Inc.	127,138	814,955
*MedCath Corp.	121,636	1,209,062
*Medical Action Industries, Inc.	86,744	1,029,651
#*MediciNova, Inc.	802	5,205
Medicis Pharmaceutical Corp. Class A	12,427	315,397
MedQuist, Inc.	3,482	32,417
*MEDTOX Scientific, Inc.	35,792	458,496
*Misonix, Inc.	2,516	5,636
*Molina Healthcare, Inc.	90,665	2,644,698
*Nabi Biopharmaceuticals	94,059	528,612
National Healthcare Corp.	14,705	519,969
*Natus Medical, Inc.	2,600	44,304
*Nighthawk Radiology Holdings, Inc.	77,819	287,930
*NovaMed, Inc.	102,274	335,459
*NxStage Medical, Inc.	67,502	858,625
*Odyssey Healthcare, Inc.	64,686	1,347,409

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#Omnicare, Inc.	250,849	$6,971,094
*Omnicell, Inc.	154,745	2,065,846
*OraSure Technologies, Inc.	110,088	697,958
*Osteotech, Inc.	78,816	334,968
*OTIX Global, Inc.	100	501
*Palomar Medical Technologies, Inc.	69,014	866,816
*Par Pharmaceutical Cos., Inc.	133,230	3,615,862
*PDI, Inc.	21,597	195,885
PerkinElmer, Inc.	10,512	263,326
*PharMerica Corp.	2,700	52,110
*PhotoMedex, Inc.	777	6,169
*Prospect Medical Holdings, Inc.	10,138	68,330
*Providence Service Corp.	11,627	193,124
#*Psychiatric Solutions, Inc.	82,318	2,648,170
*Regeneration Technologies, Inc.	239,029	915,481
*RehabCare Group, Inc.	18,338	523,000
*Res-Care, Inc.	86,182	1,003,158
*Salix Pharmaceuticals, Ltd.	94,695	3,806,739
*Sirona Dental Systems, Inc.	92,630	3,861,745
*Skilled Healthcare Group, Inc.	34,700	232,143
*Solta Medical, Inc.	8,087	19,166
#*SonoSite, Inc.	48,980	1,641,810
*Spectranetics Corp.	68,443	466,781
*Spectrum Pharmaceuticals, Inc.	67,377	347,665
*SRI/Surgical Express, Inc.	1,900	9,576
*Sun Healthcare Group, Inc.	128,669	1,150,301
*SunLink Health Systems, Inc.	1,800	4,770
*Sunrise Senior Living, Inc.	82,396	458,122
*SuperGen, Inc.	12,600	37,170
*Symmetry Medical, Inc.	90,821	1,049,891
*Synovis Life Technologies, Inc.	900	13,320
Teleflex, Inc.	48,300	2,961,756
*Theragenics Corp.	26,560	40,902
*TomoTherapy, Inc.	175,018	680,820
*Trimeris, Inc.	14,473	35,025
#*Triple-S Management Corp.	80,265	1,460,823
*Universal American Corp.	325,105	4,990,362
*Viropharma, Inc.	374,919	4,768,970
*Vital Images, Inc.	78,379	1,236,821
*WellCare Health Plans, Inc.	68,017	1,947,327
*Wright Medical Group, Inc.	25,000	469,500
Young Innovations, Inc.	22,109	556,484
*Zoll Medical Corp.	26,754	817,335

Total Health Care		173,083,129

Industrials — (12.5%)
#A.O. Smith Corp.	9,169	473,395
*A.T. Cross Co.	9,700	45,687
#*AAR Corp.	212,388	5,178,019
ABM Industries, Inc.	51,549	1,107,788
*ACCO Brands Corp.	19,566	178,638
Aceto Corp.	66,848	445,876
Actuant Corp.	4,156	95,297
#*AGCO Corp.	134,925	4,725,074
*Air Transport Services Group, Inc.	37,687	207,278
Aircastle, Ltd.	338,997	4,071,354
*AirTran Holdings, Inc.	58,237	307,491
Alamo Group, Inc.	63,623	1,498,958
*Alaska Air Group, Inc.	90,980	3,767,482
Albany International Corp.	108,625	2,766,679
Alexander & Baldwin, Inc.	176,245	6,270,797

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Allied Defense Group, Inc.	28,781	$153,691
*Allied Motion Technologies, Inc.	336	1,354
*Altra Holdings, Inc.	17,328	262,692
*Amerco, Inc.	84,137	5,254,356
#*American Commercial Lines, Inc.	11,039	225,196
American Railcar Industries, Inc.	100,170	1,637,780
*American Reprographics Co.	6,271	62,647
American Woodmark Corp.	40,478	935,447
Ameron International Corp.	26,046	1,807,332
Ampco-Pittsburgh Corp.	12,000	308,520
*AMREP Corp.	6,036	87,522
#Apogee Enterprises, Inc.	125,753	1,727,846
Applied Industrial Technologies, Inc.	202,120	6,221,254
*Argon ST, Inc.	92,818	2,413,268
#Arkansas Best Corp.	65,570	1,997,262
#*Armstrong World Industries, Inc.	104,289	4,541,786
#*Astec Industries, Inc.	49,429	1,637,088
*ATC Technology Corp.	62,666	1,280,893
*Atlas Air Worldwide Holdings, Inc.	78,283	4,326,701
#*Avis Budget Group, Inc.	578,582	8,748,160
#Baldor Electric Co.	132,781	5,100,118
*Baldwin Technology Co., Inc. Class A	25,200	37,296
Barnes Group, Inc.	124,188	2,583,110
Barrett Business Services, Inc.	48,347	744,544
*BE Aerospace, Inc.	79,508	2,362,183
*Beacon Roofing Supply, Inc.	100	2,220
Belden, Inc.	98,690	2,710,027
*BlueLinx Holdings, Inc.	101,805	510,043
Bowne & Co., Inc.	97,062	1,085,153
Brady Co. Class A	21,017	722,144
Briggs & Stratton Corp.	164,607	3,907,770
*BTU International, Inc.	15,123	90,436
#*Builders FirstSource, Inc.	31,596	120,381
*C&D Technologies, Inc.	68,132	98,791
*CAI International, Inc.	33,536	456,425
Cascade Corp.	11,940	416,228
*Casella Waste Systems, Inc.	76,336	393,894
#*CBIZ, Inc.	18,311	128,360
CDI Corp.	105,382	1,836,808
*CECO Environmental Corp.	29,259	155,658
*Celadon Group, Inc.	113,324	1,691,927
#*Cenveo, Inc.	6,500	55,705
*Ceradyne, Inc.	102,518	2,275,900
*Chart Industries, Inc.	4,900	112,651
Chase Corp.	4,027	52,875
CIRCOR International, Inc.	76,016	2,619,511
*Columbus McKinnon Corp.	71,632	1,291,525
Comfort Systems USA, Inc.	97,222	1,368,886
*Commercial Vehicle Group, Inc.	24,579	230,551
*Consolidated Graphics, Inc.	64,334	2,696,238
*Cornell Cos., Inc.	68,768	1,891,120
Courier Corp.	34,765	597,610
*Covenant Transportation Group, Inc.	14,415	106,671
*CPI Aerostructures, Inc.	12,610	112,860
*CRA International, Inc.	52,640	1,222,827
Diamond Management & Technology Consultants, Inc.	10,743	87,233
*Dollar Thrifty Automotive Group, Inc.	55,809	2,455,038
Ducommun, Inc.	58,442	1,337,737
*DXP Enterprises, Inc.	38,265	634,816
*Dycom Industries, Inc.	183,857	1,952,561
*Dynamex, Inc.	600	10,614

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Eagle Bulk Shipping, Inc.	345,718	$2,001,707
*EMCOR Group, Inc.	47,261	1,349,774
#Encore Wire Corp.	68,407	1,519,319
EnergySolutions, Inc.	24,567	178,111
*EnerSys, Inc.	108,543	2,809,093
Ennis, Inc.	142,595	2,636,582
*EnPro Industries, Inc.	85,717	2,706,943
*Esterline Technologies Corp.	120,884	6,742,910
*ExpressJet Holdings, Inc.	87,832	351,328
Federal Signal Corp.	196,805	1,586,248
*Flanders Corp.	57,693	222,118
*Flow International Corp.	99,160	313,346
*Franklin Covey Co.	52,759	415,741
#Freightcar America, Inc.	55,766	1,596,023
*Frozen Food Express Industries, Inc.	11,021	49,594
*Furmanite Corp.	4,420	22,542
G & K Services, Inc. Class A	63,864	1,755,621
Gardner Denver Machinery, Inc.	28,009	1,408,573
#GATX Corp.	196,861	6,425,543
#*Genco Shipping & Trading, Ltd.	141,810	3,284,320
*Gencor Industries, Inc.	16,355	127,896
*Genesee & Wyoming, Inc.	11,197	437,803
*GEO Group, Inc. (The)	38,705	819,772
*Gibraltar Industries, Inc.	160,198	2,406,174
*GP Strategies Corp.	72,928	588,529
Granite Construction, Inc.	11,588	389,473
Great Lakes Dredge & Dock Corp.	284,510	1,542,044
*Greenbrier Cos., Inc.	85,859	1,397,785
*Griffon Corp.	250,987	3,538,917
*H&E Equipment Services, Inc.	164,565	1,943,513
Hardinge, Inc.	52,512	525,120
HEICO Corp.	2,296	98,899
HEICO Corp. Class A	17,878	599,611
#Heidrick & Struggles International, Inc.	58,431	1,543,163
*Herley Industries, Inc.	11,085	162,395
*Hertz Global Holdings, Inc.	335,835	4,856,174
*Hoku Corp.	15,255	45,002
Horizon Lines, Inc.	42,099	230,282
*Hudson Highland Group, Inc.	106,527	597,616
*Hurco Cos., Inc.	33,284	647,707
*Innerworkings, Inc.	9,882	59,094
*Innovative Solutions & Support, Inc.	36,308	211,313
*Insituform Technologies, Inc.	93,246	2,235,107
Insteel Industries, Inc.	55,810	684,231
*Integrated Electrical Services, Inc.	32,843	204,612
#*Interline Brands, Inc.	142,027	2,955,582
International Shipholding Corp.	15,012	455,464
*Intersections, Inc.	31,419	167,463
#*JetBlue Airways Corp.	436,470	2,439,867
*Kadant, Inc.	27,628	552,836
Kaman Corp. Class A	22,933	628,594
*Kansas City Southern	139,228	5,645,695
Kaydon Corp.	7,101	295,615
*Kelly Services, Inc. Class A	152,925	2,459,034
Kennametal, Inc.	141,603	4,653,075
*Key Technology, Inc.	23,834	330,578
*Kforce, Inc.	143,870	1,998,354
Kimball International, Inc. Class B	122,868	987,859
*Korn/Ferry International	52,100	844,541
*Kratos Defense & Security Solutions, Inc.	4,348	61,959
L.S. Starrett Co. Class A	2,000	23,100

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*LaBarge, Inc.	17,095	$211,294
*Ladish Co., Inc.	74,267	2,041,600
*Layne Christensen Co.	58,565	1,603,510
*LB Foster Co.	1,813	53,665
*LECG Corp.	104,697	351,782
*LMI Aerospace, Inc.	63,979	1,104,278
LSI Industries, Inc.	101,989	716,983
*Lydall, Inc.	35,641	287,266
*M&F Worldwide Corp.	53,099	1,628,015
*Magnetek, Inc.	8,341	16,432
Manitowoc Co., Inc. (The)	31,100	435,711
*Manpower, Inc.	876	49,144
*Marten Transport, Ltd.	76,781	1,677,665
Masco Corp.	117,040	1,899,559
*MasTec, Inc.	3,327	41,621
McGrath Rentcorp	42,492	1,104,367
*Metalico, Inc.	151,866	1,002,316
Met-Pro Corp.	31,186	317,162
*MFRI, Inc.	25,878	175,712
Miller Industries, Inc.	61,065	873,230
*Mobile Mini, Inc.	158,078	2,627,256
*Moog, Inc.	36,461	1,355,255
Mueller Industries, Inc.	97,675	2,896,064
Mueller Water Products, Inc.	619,358	3,468,405
Multi-Color Corp.	300	3,753
NACCO Industries, Inc. Class A	32,985	2,867,716
National Technical Systems, Inc.	14,403	75,760
*Navigant Consulting, Inc.	2,290	29,495
*NN, Inc.	60,741	437,335
*North American Galvanizing & Coating, Inc.	44,640	334,800
*Northwest Pipe Co.	41,368	997,796
#*Ocean Power Technologies, Inc.	50,502	345,434
*On Assignment, Inc.	186,858	1,313,612
*Orion Energy Systems, Inc.	16,931	90,242
*Oshkosh Corp.	50,875	1,964,792
#*Owens Corning	231,002	8,034,250
*P.A.M. Transportation Services, Inc.	28,593	452,913
*Paragon Technologies, Inc.	836	2,090
*Park-Ohio Holdings Corp.	27,969	359,961
Pentair, Inc.	29,495	1,066,539
*PGT, Inc.	85,108	263,835
*Pike Electric Corp.	33,639	361,619
*Pinnacle Airlines Corp.	46,244	338,044
#*Polypore International, Inc.	80,667	1,428,613
Portec Rail Products, Inc.	28,071	331,799
*Powell Industries, Inc.	2,870	96,375
#*Power-One, Inc.	19,762	155,329
*PowerSecure International, Inc.	84,798	954,825
Providence & Worcester Railroad Co.	700	9,205
Quanex Building Products Corp.	52,989	1,006,791
R. R. Donnelley & Sons Co.	110,083	2,365,684
*RCM Technologies, Inc.	27,994	115,055
#Regal-Beloit Corp.	17,526	1,108,870
*Republic Airways Holdings, Inc.	20,900	130,834
Robbins & Myers, Inc.	27,983	725,040
*Rush Enterprises, Inc. Class A	102,574	1,663,750
*Rush Enterprises, Inc. Class B	1,650	22,704
Ryder System, Inc.	101,652	4,728,851
*Saia, Inc.	12,210	202,320
*Sauer-Danfoss, Inc.	14,300	232,375
Schawk, Inc.	84,996	1,610,674

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*School Specialty, Inc.	72,801	$1,707,911
Seaboard Corp.	540	788,405
*SFN Group, Inc.	163,008	1,393,718
SIFCO Industries, Inc.	12,808	177,519
Simpson Manufacturing Co., Inc.	32,481	1,104,029
SkyWest, Inc.	232,472	3,482,431
*SL Industries, Inc.	7,992	84,316
*Sparton Corp.	35,748	208,768
#Standard Register Co.	14,234	73,305
Standex International Corp.	44,911	1,072,026
Steelcase, Inc. Class A	226,303	1,857,948
*Sterling Construction Co., Inc.	59,085	1,033,988
Superior Uniform Group, Inc.	5,139	52,880
*SYKES Enterprises, Inc.	22,876	519,971
*Sypris Solutions, Inc.	12,755	57,270
#TAL International Group, Inc.	143,230	3,722,548
*Team, Inc.	180	3,132
Technology Research Corp.	19,878	105,552
*Tecumseh Products Co. Class A	25,364	324,152
*Tecumseh Products Co. Class B	2,200	28,864
*Terex Corp.	74,844	1,984,863
*Thomas & Betts Corp.	33,591	1,408,807
Timken Co.	151,612	5,333,710
#Titan International, Inc.	185,496	2,302,005
#*Titan Machinery, Inc.	72,628	1,044,391
Todd Shipyards Corp.	13,839	219,763
*TRC Cos., Inc.	12,000	37,200
Tredegar Industries, Inc.	20,400	348,024
#*Trex Co., Inc.	2,311	56,596
*Trimas Corp.	136,100	1,384,137
#Trinity Industries, Inc.	284,198	7,073,688
Triumph Group, Inc.	80,276	6,226,207
*TrueBlue, Inc.	19,589	309,310
#*Tutor Perini Corp.	148,683	3,608,536
Twin Disc, Inc.	55,247	780,088
*U.S. Home Systems, Inc.	6,889	24,043
*Ultralife Corp.	28,700	120,253
#*United Rentals, Inc.	126,122	1,811,112
*United Stationers, Inc.	29,228	1,789,338
#Universal Forest Products, Inc.	49,319	2,073,864
*Universal Security Instruments, Inc.	100	709
*Universal Truckload Services, Inc.	2,914	53,210
*URS Corp.	60,285	3,095,635
*USA Truck, Inc.	53,982	994,348
#*USG Corp.	152,047	3,588,309
*Versar, Inc.	22,979	75,601
Viad Corp.	104,371	2,442,281
*Vicor Corp.	11,101	167,847
Virco Manufacturing Corp.	19,976	71,914
*Volt Information Sciences, Inc.	99,289	1,245,084
*Wabash National Corp	106,175	1,032,021
*Waste Services, Inc.	99,249	1,115,559
#Watts Water Technologies, Inc.	100,461	3,564,356
*WCA Waste Corp.	28,516	141,439
#Werner Enterprises, Inc.	92,392	2,071,429
#*WESCO International, Inc.	112,293	4,561,342
*Willis Lease Finance Corp.	6,400	89,856

Total Industrials		351,017,317

Information Technology — (11.6%)
*Acorn Energy, Inc.	30,899	174,270

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Actel Corp.	74,929	$1,162,898
*ActivIdentity Corp.	121,533	356,092
*Acxiom Corp.	144,032	2,748,131
*Adaptec, Inc.	288,518	891,521
#*ADC Telecommunications, Inc.	56,663	453,871
*ADDvantage Technologies Group, Inc.	100	286
*Advanced Analogic Technologies, Inc.	119,158	452,800
*Advanced Energy Industries, Inc.	78,220	1,151,398
*Aetrium, Inc.	11,667	40,018
Agilysys, Inc.	24,993	271,174
American Software, Inc. Class A	37,142	237,337
*Amtech Systems, Inc.	50,032	478,806
*Anadigics, Inc.	243,959	1,227,114
*Anaren, Inc.	47,248	700,215
#*Anixter International, Inc.	78,886	4,133,626
*AOL, Inc.	112,227	2,621,623
*Applied Micro Circuits Corp.	145,898	1,645,729
*Arris Group, Inc.	291,680	3,584,747
*Arrow Electronics, Inc.	242,217	7,387,618
Astro-Med, Inc.	2,658	20,201
*Atheros Communications, Inc.	9	350
#*ATMI, Inc.	68,874	1,248,686
*AuthenTec, Inc.	36,776	94,514
*Aviat Networks, Inc.	236,342	1,536,223
*Avid Technology, Inc.	171,042	2,497,213
*Avnet, Inc.	194,127	6,206,240
AVX Corp.	313,481	4,843,281
*Aware, Inc.	52,590	130,949
*AXT, Inc.	164,002	716,689
Bel Fuse, Inc. Class B	46,980	1,100,272
*Benchmark Electronics, Inc.	298,403	6,457,441
Black Box Corp.	82,201	2,563,849
*Bottomline Technologies, Inc.	32,777	570,320
*Brightpoint, Inc.	193,144	1,562,535
*Brooks Automation, Inc.	171,419	1,666,193
*Bsquare Corp.	17,606	45,776
#*Cabot Microelectronics Corp.	8,879	340,598
#*CACI International, Inc.	46,130	2,187,946
*CalAmp Corp.	11,297	32,196
*Cascade Microtech, Inc.	41,658	200,375
*CEVA, Inc.	56,879	696,199
*Checkpoint Systems, Inc.	161,806	3,655,198
*Chyron International Corp.	766	1,417
*Ciber, Inc.	254,918	1,012,024
*Cirrus Logic, Inc.	145,493	1,849,216
*Cogent, Inc.	19,724	204,143
Cognex Corp.	52,968	1,107,561
#*Coherent, Inc.	76,938	2,890,561
Cohu, Inc.	118,699	1,916,989
#*CommScope, Inc.	7,595	247,445
Communications Systems, Inc.	38,080	488,947
*Comtech Telecommunications Corp.	5,838	182,379
*Concurrent Computer Corp.	40,578	228,048
*Convergys Corp.	337,669	4,268,136
*CPI International, Inc.	79,223	1,063,965
*Cray, Inc.	89,587	605,608
CTS Corp.	80,995	850,448
*CyberOptics Corp.	16,073	178,250
#*Cypress Semiconductor Corp.	107,389	1,384,244
Daktronics, Inc.	2,155	18,059
*Datalink Corp.	27,496	123,732

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Dataram Corp.	8,444	$20,097
*DDi Corp.	101,698	870,535
#*DealerTrack Holdings, Inc.	81,196	1,238,239
*DG FastChannel, Inc.	26,877	945,533
*Digi International, Inc.	117,262	1,255,876
*Digimarc Corp.	9,192	165,548
*Digital River, Inc.	16,554	462,519
*Ditech Networks, Inc.	15,551	24,104
*DivX, Inc.	150,097	1,254,811
*Double-Take Software, Inc.	5,700	61,275
*DSP Group, Inc.	124,721	1,018,971
*Dynamics Research Corp.	45,683	653,267
Earthlink, Inc.	201,611	1,818,531
*EchoStar Corp.	29,006	557,205
*Edgewater Technology, Inc.	29,354	92,759
Electro Rent Corp.	116,482	1,664,528
*Electro Scientific Industries, Inc.	14,500	199,665
*Electronics for Imaging, Inc.	227,411	2,922,231
*EMS Technologies, Inc.	43,230	686,925
*Emulex Corp.	126,161	1,482,392
*Endwave Corp.	43,833	132,814
*Entegris, Inc.	242,742	1,502,573
*Epicor Software Corp.	159,556	1,464,724
#*EPIQ Systems, Inc.	51,719	623,214
*ePlus, Inc.	32,012	595,743
*Euronet Worldwide, Inc.	168,101	2,677,849
*Exar Corp.	171,257	1,265,589
*Extreme Networks	274,860	915,284
#Fair Isaac Corp.	4,800	101,088
*Fairchild Semiconductor Corp. Class A	509,877	5,720,820
#*Faro Technologies, Inc.	72,808	1,835,490
#*FEI Co.	21,039	473,378
#*FormFactor, Inc.	125,713	1,886,952
*Frequency Electronics, Inc.	21,762	120,561
*FSI International, Inc.	700	2,674
*Gerber Scientific, Inc.	133,557	961,610
*Globecomm Systems, Inc.	107,304	835,898
*GSI Technology, Inc.	81,214	525,455
*GTSI Corp.	23,038	147,443
*Hackett Group, Inc.	72,826	204,641
*Harmonic, Inc.	87,689	599,793
*Henry Bros. Electronics, Inc.	2,067	8,681
*Hutchinson Technology, Inc.	132,689	808,076
*Hypercom Corp.	139,853	580,390
*I.D. Systems, Inc.	47,374	154,913
*IAC/InterActiveCorp.	329,849	7,395,215
#*ICx Technologies, Inc.	14,643	103,233
*Ikanos Communications, Inc.	76,168	215,555
*Imation Corp.	190,780	2,068,055
*Immersion Corp.	72,167	404,135
*infoGROUP, Inc.	128,244	1,027,234
*InfoSpace, Inc.	175,357	1,835,988
*Ingram Micro, Inc.	396,212	7,195,210
*Insight Enterprises, Inc.	139,123	2,091,019
*Integral Systems, Inc.	81,323	709,137
*Integrated Device Technology, Inc.	543,786	3,594,425
*Integrated Silicon Solution, Inc.	119,078	1,468,232
*Internap Network Services Corp.	237,896	1,375,039
*International Rectifier Corp.	195,751	4,506,188
*Internet Brands, Inc.	164,373	1,701,261
*Internet Capital Group, Inc.	106,984	1,058,072

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Interphase Corp.	28,274	$71,250
Intersil Corp.	56,839	845,764
*Intevac, Inc.	81,374	1,132,726
*IntriCon Corp.	4,167	15,001
*iPass, Inc.	38,716	55,751
*Ixia	86,601	887,660
*IXYS Corp.	125,625	1,134,394
Jabil Circuit, Inc.	334,869	5,130,193
*JDA Software Group, Inc.	72,893	2,106,608
*JDS Uniphase Corp.	119,626	1,553,942
Keithley Instruments, Inc.	37,327	317,653
*Kenexa Corp.	64,119	962,426
*KEY Tronic Corp.	36,931	234,512
Keynote Systems, Inc.	15,371	168,774
*Knot, Inc. (The)	80,938	656,407
*Kopin Corp.	158,072	665,483
*KVH Industries, Inc.	44,848	675,859
*L-1 Identity Solutions, Inc.	381,291	3,305,793
*Lattice Semiconductor Corp.	347,737	1,832,574
*Lawson Software, Inc.	352,587	2,736,075
*LeCroy Corp.	11,315	66,193
*Limelight Networks, Inc.	11,747	47,223
*Lionbridge Technologies, Inc.	59,317	320,905
*Littlefuse, Inc.	25,900	1,093,757
*LoJack Corp.	36,671	153,285
*LookSmart, Ltd.	25,760	35,549
#*Loral Space & Communications, Inc.	54,298	2,338,072
Marchex, Inc.	96,665	508,458
*Mattson Technology, Inc.	218,020	981,090
*Measurement Specialties, Inc.	67,254	1,107,673
*MEMSIC, Inc.	9,243	30,687
*Mentor Graphics Corp.	172,615	1,551,809
*Mercury Computer Systems, Inc.	95,026	1,222,034
Methode Electronics, Inc.	187,972	2,086,489
#*Micron Technology, Inc.	490,800	4,588,980
*Microsemi Corp.	9,799	162,271
*Microtune, Inc.	196,224	525,880
*MIPS Technologies, Inc.	25,138	125,439
*MKS Instruments, Inc.	95,522	2,166,439
*ModusLink Global Solutions, Inc.	246,569	2,201,861
Molex, Inc. Class A	24,220	460,180
*MoSys, Inc.	36,012	155,572
*Multi-Fineline Electronix, Inc.	75,075	1,945,944
*Nanometrics, Inc.	35,382	378,587
*NAPCO Security Technologies, Inc.	18,112	43,650
*NETGEAR, Inc.	83,649	2,263,542
*Network Engines, Inc.	1,800	5,490
*Network Equipment Technologies, Inc.	20,179	103,518
*Newport Corp.	20,088	237,641
#*Novatel Wireless, Inc.	133,719	915,975
*Novellus Systems, Inc.	101,855	2,668,601
*Nu Horizons Electronics Corp.	78,647	283,129
*Occam Networks, Inc.	62,327	406,372
*OmniVision Technologies, Inc.	205,970	3,616,833
*Online Resources Corp.	19,740	91,988
*Oplink Communications, Inc.	110,590	1,671,015
OPNET Technologies, Inc.	12,404	199,208
*Opnext, Inc.	260,622	612,462
*Optelecom-NKF, Inc.	7,959	18,147
*Optical Cable Corp.	18,563	60,701
*Orbcomm, Inc.	148,372	327,902

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*OSI Systems, Inc.	86,052	$2,240,794
*PAR Technology Corp.	53,614	375,834
Park Electrochemical Corp.	21,400	646,494
*PC Connection, Inc.	79,441	546,554
*PC Mall, Inc.	58,159	301,845
*PC-Tel, Inc.	34,660	225,637
*PDF Solutions, Inc.	82,499	408,370
*Perceptron, Inc.	21,383	100,714
*Perficient, Inc.	112,204	1,399,184
*Performance Technologies, Inc.	55,291	154,815
*Pericom Semiconductor Corp.	129,714	1,515,060
*Pervasive Software, Inc.	28,642	142,637
*Photronics, Inc.	280,207	1,527,128
*Planar Systems, Inc.	36,270	94,665
*PLATO Learning, Inc.	31,655	178,851
*Plexus Corp.	54,080	2,003,664
*PLX Technology, Inc.	87,640	460,110
*Powerwave Technologies, Inc.	52,640	93,173
*Presstek, Inc.	38,707	178,826
—*Price Communications Liquidation Trust	21,600	2,950
Qualstar Corp.	34,000	66,300
*RadiSys Corp.	114,478	1,120,740
*RealNetworks, Inc.	593,005	2,460,971
*Reis, Inc.	41,352	247,285
*Relm Wireless Corp.	6,493	21,167
Richardson Electronics, Ltd.	77,462	890,038
*Rimage Corp.	25,269	443,471
*Rofin-Sinar Technologies, Inc.	44,666	1,186,329
*Rogers Corp.	23,200	776,504
#*Rovi Corp.	2,553	99,516
#*Rubicon Technology, Inc.	4,700	127,558
*Rudolph Technologies, Inc.	106,920	1,018,948
*S1 Corp.	108,433	669,032
*Sandisk Corp.	171,319	6,833,915
*Sanmina-SCI Corp.	162,700	2,900,941
#*ScanSource, Inc.	29,094	810,559
*SCM Microsystems, Inc.	6,666	10,332
*SeaChange International, Inc.	140,245	1,168,241
#*Sigma Designs, Inc.	120,256	1,426,236
*Silicon Graphics International Corp.	174,929	1,730,048
*Silicon Image, Inc.	212,210	789,421
*Smart Modular Technologies (WWH), Inc.	190,864	1,339,865
*Smith Micro Software, Inc.	65,398	620,627
#*Sonic Solutions, Inc.	3,494	43,850
*SonicWALL, Inc.	256,426	2,597,595
*Sonus Networks, Inc.	95,255	246,710
*Soundbite Communications, Inc.	3,190	9,602
*Spectrum Control, Inc.	64,871	901,707
*SRA International, Inc.	40,400	932,432
*Stamps.com, Inc.	6,329	67,087
*Standard Microsystems Corp.	95,473	2,451,747
*StarTek, Inc.	71,718	486,248
*Super Micro Computer, Inc.	13,403	190,055
*Support.com, Inc.	228,795	997,546
Sycamore Networks, Inc.	136,504	2,701,414
*Symmetricom, Inc.	78,103	517,823
*Symyx Technologies, Inc.	166,183	905,697
*SYNNEX Corp.	93,638	2,567,554
#*Take-Two Interactive Software, Inc.	66,614	724,094
*Tech Data Corp.	261,278	11,208,826
*TechTarget, Inc.	26,918	130,552

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*TechTeam Global, Inc.	40,752	$251,032
Tellabs, Inc.	658,049	5,975,085
*Telular Corp.	25,145	76,944
Tessco Technologies, Inc.	23,012	585,425
TheStreet.com, Inc.	149,800	570,738
#*THQ, Inc.	132,300	1,005,480
*Tier Technologies, Inc.	999	8,362
*Tollgrade Communications, Inc.	56,777	361,102
*Track Data Corp.	663	2,387
*Transact Technologies, Inc.	3,340	25,017
*Trident Microsystems, Inc.	201,573	348,721
*Triquint Semiconductor, Inc.	324,199	2,444,460
*TTM Technologies, Inc.	189,966	2,063,031
*Ultra Clean Holdings, Inc.	43,001	424,420
*Ultratech, Inc.	85,070	1,249,678
United Online, Inc.	324,431	2,585,715
#*UTStarcom, Inc.	547,924	1,561,583
#*Veeco Instruments, Inc.	62,650	2,755,974
#*VeriFone Holdings, Inc.	22,400	426,272
*Viasystems Group, Inc.	489	10,514
*Vicon Industries, Inc.	22,202	106,792
*Video Display Corp.	3,412	17,128
*Virage Logic Corp.	88,738	823,489
*Virtusa Corp.	112,753	1,160,228
*Vishay Intertechnology, Inc.	272,704	2,838,849
Wayside Technology Group, Inc.	4,968	47,444
*Web.com Group, Inc.	101,422	489,868
*Wireless Ronin Technologies, Inc.	21,238	37,166
*WPCS International, Inc.	28,042	89,454
*X-Rite, Inc.	19,912	65,710
*Zoran Corp.	289,357	2,815,444
*Zygo Corp.	52,700	498,015

Total Information Technology		326,029,163

Materials — (5.9%)
A. Schulman, Inc.	68,770	1,788,708
*A.M. Castle & Co.	119,481	1,639,279
*American Pacific Corp.	24,161	147,382
American Vanguard Corp.	4,507	36,507
*Arabian American Development Co.	870	2,410
Arch Chemicals, Inc.	14,068	478,453
Ashland, Inc.	116,330	6,928,615
*Boise, Inc.	406,263	2,799,152
*Brush Engineered Materials, Inc.	96,017	2,854,585
*Buckeye Technologies, Inc.	222,997	3,148,718
*Bway Holding Co.	88,011	1,740,858
Cabot Corp.	204,579	6,657,001
Carpenter Technology Corp.	81,466	3,199,170
*Century Aluminum Co.	556,132	7,496,659
*Clearwater Paper Corp.	7,000	445,760
*Coeur d’Alene Mines Corp.	196,564	3,522,427
Commercial Metals Co.	151,099	2,248,353
*Core Molding Technologies, Inc.	10,604	56,201
Cytec Industries, Inc.	71,490	3,435,809
#*Domtar Corp.	107,587	7,621,463
*Ferro Corp.	206,220	2,251,922
#*Flotek Industries, Inc.	47,301	96,021
Friedman Industries, Inc.	31,741	187,907
*Georgia Gulf Corp.	7,000	143,780
*Graphic Packaging Holding Co.	177,314	654,289
H.B. Fuller Co.	91,098	2,136,248

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Haynes International, Inc.	57,444	$2,062,814
*Headwaters, Inc.	310,000	1,860,000
#*Hecla Mining Co.	386,510	2,307,465
*Horsehead Holding Corp.	129,127	1,534,029
Huntsman Corp.	338,341	3,860,471
ICO, Inc.	77,543	664,544
Innophos Holdings, Inc.	64,756	1,844,898
*Innospec, Inc.	8,998	119,763
Kaiser Aluminum Corp.	83,418	3,352,569
*KapStone Paper & Packaging Corp.	209,374	2,700,925
KMG Chemicals, Inc.	3,630	66,937
*Kronos Worldwide, Inc.	8,300	157,700
*Landec Corp.	66,874	409,938
#*Louisiana-Pacific Corp.	521,097	6,128,101
#MeadWestavco Corp.	313,877	8,528,038
*Mercer International, Inc.	110,002	606,111
Minerals Technologies, Inc.	41,326	2,384,510
#*Mines Management, Inc.	5,991	16,296
*Mod-Pac Corp.	823	4,716
Myers Industries, Inc.	178,347	1,936,848
Neenah Paper, Inc.	33,648	588,840
NL Industries, Inc.	84,826	720,173
*Northern Technologies International Corp.	3,000	28,440
#Olympic Steel, Inc.	60,490	1,922,372
*OM Group, Inc.	156,835	5,920,521
P.H. Glatfelter Co.	217,160	3,190,080
*Penford Corp.	61,758	571,262
*PolyOne Corp.	122,861	1,389,558
Quaker Chemical Corp.	17,153	539,805
Reliance Steel & Aluminum Co.	118,632	5,790,428
*Rockwood Holdings, Inc.	92,201	2,760,498
*RTI International Metals, Inc.	166,179	4,495,142
Schnitzer Steel Industries, Inc. Class A	38,400	2,073,600
Schweitzer-Maudoit International, Inc.	67,200	3,825,024
#Sensient Technologies Corp.	161,379	5,088,280
*Spartech Corp.	151,548	2,158,044
#*Stillwater Mining Co.	75,998	1,284,366
Synalloy Corp.	10,855	106,813
Temple-Inland, Inc.	159,523	3,720,076
#Texas Industries, Inc.	70,988	2,686,186
*U.S. Gold Corp.	297,502	1,014,482
*United States Lime & Minerals, Inc.	2,799	114,059
*Universal Stainless & Alloy Products, Inc.	34,595	807,101
Valspar Corp.	86,295	2,702,759
*Wausau Paper Corp.	115,300	1,020,405
#Westlake Chemical Corp.	164,151	4,609,360
#Worthington Industries, Inc.	216,892	3,463,765
*Zoltek Cos., Inc.	97,931	963,641

Total Materials		165,819,430

Telecommunication Services — (0.5%)
*Arbinet Corp.	45,042	90,985
Atlantic Tele-Network, Inc.	3,400	187,612
*FiberTower Corp.	12,636	68,740
*General Communications, Inc. Class A	137,676	846,707
HickoryTech Corp.	1,924	16,296
*IDT Corp.	2,722	21,204
*IDT Corp. Class B	56,031	555,267
*Leap Wireless International, Inc.	174,917	3,204,479
*MetroPCS Communications, Inc.	217,741	1,661,364
*Premiere Global Services, Inc.	902	8,452

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*SureWest Communications	72,206	$620,972
*Syniverse Holdings, Inc.	5,184	104,095
Telephone & Data Systems, Inc.	106,735	3,699,435
Telephone & Data Systems, Inc. Special Shares	55,391	1,677,239
*United States Cellular Corp.	37,633	1,583,597
*USA Mobility, Inc.	12,931	180,258
*Xeta Corp.	9,361	34,355

Total Telecommunication Services		14,561,057

Utilities — (0.3%)
*Dynegy, Inc.	16,600	22,078
Maine & Maritimes Corp.	4,034	176,205
Middlesex Water Co.	46,250	835,275
*Mirant Corp.	258,900	3,018,774
Pennichuck Corp.	4,359	101,434
*RRI Energy, Inc.	464,739	1,891,488
SJW Corp.	26,122	717,833
Unitil Corp.	29,942	661,119

Total Utilities		7,424,206

TOTAL COMMON STOCKS		2,401,698,820

RIGHTS/WARRANTS — (0.0%)
*Federal-Mogul Corp. Warrants 12/27/14	7,455	4,100

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,220,000 FHLMC 4.00%, 12/15/38, valued at $9,600,325) to be repurchased at $9,458,150	$9,458	9,458,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.3%)
§@DFA Short Term Investment Fund	381,078,808	381,078,808
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $12,944,503 FHLMC 3.853%(r), 03/01/40 & FNMA 2.784%(r), 12/01/34, valued at $13,054,887) to be repurchased at $ 12,674,834	$12,675	12,674,647
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $13,858,489 FNMA 5.000%, 04/01/23 & 6.000%, 01/01/48, valued at $8,368,695) to be repurchased at $8,123,962	8,124	8,123,827

TOTAL SECURITIES LENDING COLLATERAL		401,877,282

TOTAL INVESTMENTS — (100.0%) (Cost $2,410,946,383)		$2,813,038,202

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (85.7%)
Consumer Discretionary — (17.0%)
*1-800-FLOWERS.COM, Inc.	72,265	$206,678
*4Kids Entertainment, Inc.	220,452	238,088
*AC Moore Arts & Crafts, Inc.	570,031	2,325,726
*AFC Enterprises, Inc.	192,368	2,098,735
*AH Belo Corp.	93,793	797,240
*Aldila, Inc.	77,084	470,983
*Alloy, Inc.	568,715	4,407,541
*Ambassadors International, Inc.	111,991	75,034
*American Axle & Manufacturing Holdings, Inc.	57,367	617,269
*American Biltrite, Inc.	495	1,577
#American Greetings Corp. Class A	1,895,583	46,555,518
*ante4, Inc.	72,013	234,762
#*Arctic Cat, Inc.	269,496	3,975,066
#*ArvinMeritor, Inc.	105,600	1,617,792
*Asbury Automotive Group, Inc.	16,917	263,059
*Ascent Media Corp.	19,252	568,319
*Atrinsic, Inc.	105,027	102,926
*Audiovox Corp. Class A	394,601	3,673,735
*Ballantyne Strong, Inc.	278,840	2,147,068
#Barnes & Noble, Inc.	500,461	11,030,160
*Bassett Furniture Industries, Inc.	178,363	1,068,394
*Beasley Broadcast Group, Inc.	60,178	353,847
#*Beazer Homes USA, Inc.	1,043,380	6,855,007
#Belo Corp.	858,285	7,441,331
*Benihana, Inc.	78,533	541,092
*Benihana, Inc. Class A	113,544	773,235
*Biglari Holdings, Inc.	27,248	10,660,780
#*Blockbuster, Inc. Class A	59,100	22,015
*Bluegreen Corp.	982,198	5,961,942
Bob Evans Farms, Inc.	978,986	30,280,037
*Bon-Ton Stores, Inc. (The)	196,514	3,364,320
Books-A-Million, Inc.	269,630	1,995,262
*Borders Group, Inc.	99,598	252,979
Bowl America, Inc. Class A	17,959	234,365
#*Boyd Gaming Corp.	1,500,048	19,050,610
*Brookfield Homes Corp.	477,488	5,352,640
#Brown Shoe Co., Inc.	771,686	14,507,697
#Brunswick Corp.	769,363	16,079,687
#*Build-A-Bear-Workshop, Inc.	398,582	3,810,444
#*Cabela’s, Inc.	1,677,807	30,468,975
*Cache, Inc.	316,248	2,159,974
*California Coastal Communities, Inc.	126,985	140,953
#Callaway Golf Co.	790,741	7,425,058
*Cambium Learning Group, Inc.	58,355	288,857
*Canterbury Park Holding Corp.	17,106	137,361
*Carmike Cinemas, Inc.	122,525	2,055,969
*Carriage Services, Inc.	346,880	1,723,994
*Casual Male Retail Group, Inc.	2,676	10,945
*Cavco Industries, Inc.	65,382	2,561,013
#*Charming Shoppes, Inc.	2,338,389	13,211,898
Chico’s FAS, Inc.	234,683	3,494,430
Christopher & Banks Corp.	392,947	3,846,951
#Churchill Downs, Inc.	24,786	950,047
*Coachmen Industries, Inc.	261,955	323,514
*Coast Distribution System, Inc.	92,516	407,533
*Cobra Electronics Corp.	216,452	608,230
Collectors Universe, Inc.	44,047	619,741
*Concord Camera Corp.	95,952	383,808

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Conn’s, Inc.	336,427	$3,206,149
*Core-Mark Holding Co., Inc.	265,344	8,098,299
*Cosi, Inc.	10,418	13,127
*Cost Plus, Inc.	147,462	800,719
#CPI Corp.	40,823	1,083,034
*Craftmade International, Inc.	1,800	9,765
#*Crocs, Inc.	80,020	772,993
#*Crown Media Holdings, Inc.	437,896	792,592
CSS Industries, Inc.	270,150	5,408,403
*Culp, Inc.	41,432	494,698
#*Cumulus Media, Inc.	843,114	4,114,396
*Cybex International, Inc.	231,960	357,218
*Cycle Country Accessories Corp.	4,215	1,812
*Dana Holding Corp.	2,883,589	38,524,749
*Decorator Industries, Inc.	17,364	33,339
*dELiA*s, Inc.	271,854	475,744
*Delta Apparel, Inc.	191,769	3,219,802
#*Design Within Reach, Inc.	94,543	55,780
*Destination Maternity Corp.	129,791	4,101,396
#Dillard’s, Inc.	1,471,963	41,332,721
#*DineEquity, Inc.	296,723	12,204,217
*Dixie Group, Inc.	278,488	1,364,591
#*Domino’s Pizza, Inc.	189,274	2,916,712
*Dorman Products, Inc.	312,389	7,919,061
Dover Motorsports, Inc.	319,398	702,676
*Dress Barn, Inc. (The)	55,358	1,532,309
*Drugstore.Com, Inc.	1,061,445	3,884,889
*Duckwall-ALCO Stores, Inc.	97,600	1,639,680
*EDCI Holdings, Inc.	122,643	393,071
*Einstein Noah Restaurant Group, Inc.	18,459	239,598
*ELXSI Corp.	27,300	39,585
Emerson Radio Corp.	143,669	301,705
*Emmis Communications Corp. Class A	643,656	1,493,282
*Enova Systems, Inc.	8,530	11,089
*Escalade, Inc.	3,378	12,735
*EW Scripps Co.	736,659	8,059,049
*Exide Technologies	179,938	1,068,832
*Famous Dave’s of America, Inc.	33,636	315,506
#*Federal Mogul Corp.	313,899	5,970,359
*Federal Screw Works	3,125	9,609
Finish Line, Inc. Class A	954,215	15,372,404
*Fisher Communications, Inc.	68,304	1,027,292
*Flanigan’s Enterprises, Inc.	4,076	27,309
Flexsteel Industries, Inc.	187,691	2,629,551
#Foot Locker, Inc.	2,168,799	33,291,065
*Footstar, Inc.	468,700	182,793
*Frederick’s of Hollywood Group, Inc.	10,000	10,900
#Fred’s, Inc.	501,487	6,965,654
Frisch’s Restaurants, Inc.	27,197	595,886
*Full House Resorts, Inc.	76,564	238,880
*Furniture Brands International, Inc.	1,108,208	9,175,962
Gaiam, Inc.	46,934	425,222
*GameTech International, Inc.	120,681	247,396
Gaming Partners International Corp.	45,976	361,831
*Gander Mountain Co.	330,710	1,696,542
#*Gaylord Entertainment Co.	1,155,083	38,984,051
*Genesco, Inc.	461,891	15,376,351
#*G-III Apparel Group, Ltd.	75,964	2,172,570
*Golfsmith International Holdings, Inc.	974	4,451
*Gray Television, Inc.	697,117	2,614,189
*Gray Television, Inc. Class A	23,767	87,225

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Great Wolf Resorts, Inc.	858,355	$2,755,320
#*Group 1 Automotive, Inc.	618,760	19,212,498
*Hallwood Group, Inc.	3,300	166,023
*Hampshire Group, Ltd.	41,080	227,994
*Harris Interactive, Inc.	350,669	473,403
*Hastings Entertainment, Inc.	328,256	1,903,885
#Haverty Furniture Cos., Inc.	547,000	8,916,100
Haverty Furniture Cos., Inc. Class A	4,732	78,504
*Heelys, Inc.	60,428	166,177
*Helen of Troy, Ltd.	709,127	19,153,520
*Hollywood Media Corp.	715,381	844,150
Hooker Furniture Corp.	222,929	3,513,361
*Hot Topic, Inc.	1	8
#*Hovnanian Enterprises, Inc.	841,430	5,982,567
*Iconix Brand Group, Inc.	432,149	7,458,892
International Speedway Corp.	232,601	7,108,287
*Isle of Capri Casinos, Inc.	490,382	5,340,260
*J. Alexander’s Corp.	150,004	684,018
#*Jackson Hewitt Tax Service, Inc.	263,248	444,889
*Jaclyn, Inc.	40,909	275,113
#*JAKKS Pacific, Inc.	863,920	13,209,337
#Jarden Corp.	1,478,372	47,485,309
*Jo-Ann Stores, Inc.	279,549	12,333,702
*Johnson Outdoors, Inc.	191,593	2,435,147
Jones Apparel Group, Inc.	1,567,627	34,111,564
*Journal Communications, Inc.	163,770	928,576
*Kenneth Cole Productions, Inc. Class A	403,745	5,030,663
*Kid Brands, Inc.	167,094	1,665,927
*Kirkland’s, Inc.	235,342	5,241,066
*Knology, Inc.	280,441	3,682,190
*Kona Grill, Inc.	89,702	378,542
KSW, Inc.	5,917	21,479
#*K-Swiss, Inc. Class A	209,614	2,607,598
Lacrosse Footwear, Inc.	1,938	34,651
*Lakeland Industries, Inc.	140,765	1,238,732
*Lakes Entertainment, Inc.	300,664	676,494
#*Landry’s Restaurants, Inc.	658,635	15,207,882
—*Lazare Kaplan International, Inc.	134,961	337,402
#*La-Z-Boy, Inc.	897,069	11,697,780
*Leapfrog Enterprises, Inc.	7,800	53,352
*Lee Enterprises, Inc.	167,745	634,076
Lennar Corp. Class B Voting	1,552	25,608
*Libbey, Inc.	512,233	7,632,272
*Liberty Media Corp. Capital Class A	720,039	31,876,127
*Liberty Media Corp. Capital Class B	2,989	122,982
*Lifetime Brands, Inc.	362,184	5,251,668
*LIN TV Corp.	481,474	3,481,057
*Lithia Motors, Inc.	406,122	3,240,854
*Live Nation Entertainment, Inc.	1,238,499	19,432,049
#*Liz Claiborne, Inc.	1,104,843	9,656,328
*LodgeNet Interactive Corp.	301,459	1,989,629
*Luby’s, Inc.	378,322	1,543,554
*M/I Homes, Inc.	275,399	4,296,224
Mac-Gray Corp.	317,471	3,698,537
Marcus Corp.	537,486	6,906,695
*MarineMax, Inc.	541,479	6,037,491
*MAXXAM, Inc.	213	396,712
*McClatchy Co. (The)	464,443	2,531,214
*McCormick & Schmick’s Seafood Restaurants, Inc.	98,735	978,464
McRae Industries, Inc. Class A	30,453	342,139
*Meade Instruments Corp.	3,552	13,533

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Media General, Inc.	484,902	$6,134,010
#Men’s Wearhouse, Inc. (The)	419,212	9,905,980
*Merisel, Inc.	3,600	1,908
#*Meritage Homes Corp.	116,403	2,768,063
#*Modine Manufacturing Co.	665,001	9,316,664
*Monarch Casino & Resort, Inc.	1,760	20,451
*Morton’s Restaurant Group, Inc.	229,650	1,391,679
*Motorcar Parts of America, Inc.	38,304	237,868
#*Movado Group, Inc.	389,112	4,828,880
*MTR Gaming Group, Inc.	414,573	841,583
*Multimedia Games, Inc.	364,029	1,663,613
National CineMedia, Inc.	54,126	1,030,559
*Nautilus, Inc.	195,459	668,470
*Navarre Corp.	62,418	134,199
*Nevada Gold & Casinos, Inc.	152,348	159,965
*New Frontier Media, Inc.	308,544	607,832
*New York & Co., Inc.	303,414	1,862,962
*Nexstar Broadcasting Group, Inc.	100,175	669,169
*Nobel Learning Communities, Inc.	8,604	59,798
*Nobility Homes, Inc.	8,702	89,196
*O’Charley’s, Inc.	571,964	5,462,256
*Office Depot, Inc.	2,650,803	18,184,509
*OfficeMax, Inc.	120,045	2,280,855
*Orange 21, Inc.	1,559	1,325
#*Orient-Express Hotels, Ltd.	1,875,192	25,596,371
#*Orleans Homebuilders, Inc.	131,309	27,575
*Outdoor Channel Holdings, Inc.	136,045	940,071
#Oxford Industries, Inc.	27,626	596,445
*P & F Industries, Inc. Class A	10,606	26,515
#*Pacific Sunwear of California, Inc.	1,311,658	6,636,989
*Palm Harbor Homes, Inc.	250,623	726,807
#*Penske Automotive Group, Inc.	1,423,048	21,317,259
Pep Boys - Manny, Moe & Jack (The)	963,247	12,069,485
*Perry Ellis International, Inc.	435,339	10,504,730
*Phoenix Footwear Group, Inc.	77,275	53,320
*Pinnacle Entertainment, Inc.	359,900	4,869,447
*Playboy Enterprises, Inc. Class A	14,170	65,749
*Point.360	123,641	236,154
#*PokerTek, Inc.	14,994	20,692
*Premier Exhibitions, Inc.	280,249	395,151
#Primedia, Inc.	464,958	1,622,703
*Q.E.P. Co., Inc.	42,317	560,700
#*Quantum Fuel Systems Technologies Worldwide, Inc.	376,468	263,904
*Quiksilver, Inc.	1,115,039	5,943,158
*Radio One, Inc.	625,385	3,151,940
*RC2 Corp.	27,314	501,758
*Reading International, Inc. Class A	173,495	723,474
*Red Lion Hotels Corp.	546,302	4,173,747
#*Red Robin Gourmet Burgers, Inc.	192,253	4,692,896
*Regent Communications, Inc.	101,293	12,662
#Regis Corp.	1,317,844	25,197,177
*Rent-A-Center, Inc.	563,662	14,553,753
*Retail Ventures, Inc.	800,041	8,656,444
*Rex Stores Corp.	242,450	4,160,442
#*RHI Entertainment, Inc.	1,300	432
*Rick’s Cabaret International, Inc.	158,603	1,961,919
#*Riviera Holdings Corp.	16,400	6,068
*Rockford Corp.	185,385	278,078
*Rocky Brands, Inc.	99,291	976,031
#*Ruby Tuesday, Inc.	877,220	9,816,092
*Ruth’s Hospitality Group, Inc.	71,034	385,715

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Saga Communications, Inc.	116,719	$3,215,608
#*Saks, Inc.	3,346,439	32,627,780
*Salem Communications Corp.	64,778	294,740
#Scholastic Corp.	1,578,517	42,635,744
#*Sealy Corp.	86,805	324,651
#Service Corp. International	1,512,400	13,581,352
*Shiloh Industries, Inc.	201,638	1,639,317
*Shoe Carnival, Inc.	384,802	10,643,623
*Sinclair Broadcast Group, Inc. Class A	262,295	1,807,213
*Skechers U.S.A., Inc. Class A	363,223	13,929,602
Skyline Corp.	1,396	32,541
Sonesta International Hotels Corp. Class A	3,333	47,662
*Spanish Broadcasting System, Inc.	89,322	152,741
Spartan Motors, Inc.	503,764	3,108,224
*Spectrum Group International, Inc.	312,991	649,456
Speedway Motorsports, Inc.	823,547	13,382,639
*Sport Chalet, Inc. Class A	82,937	252,958
*Sport Chalet, Inc. Class B	15,425	52,136
Sport Supply Group, Inc.	147,937	1,983,835
*Sport-Haley, Inc.	30,994	43,857
Stage Stores, Inc.	1,013,094	15,449,684
Standard Motor Products, Inc.	279,648	2,981,048
*Standard Pacific Corp.	1,575,187	10,096,949
*Stanley Furniture, Inc.	55,073	543,571
*Star Buffet, Inc.	7,100	20,768
*Stein Mart, Inc.	356,067	3,375,515
*Steinway Musical Instruments, Inc.	205,517	3,937,706
#Stewart Enterprises, Inc.	2,768,851	18,772,810
*Stoneridge, Inc.	397,890	4,293,233
*Strattec Security Corp.	44,564	1,204,119
#Superior Industries International, Inc.	653,559	11,019,005
*Syms Corp.	410,483	3,739,500
#*Talbots, Inc.	121,200	1,993,740
*Tandy Brands Accessories, Inc.	200,326	809,317
*Tandy Leather Factory, Inc.	135,035	613,059
*Tenneco, Inc.	167,423	4,314,491
*Trans World Entertainment Corp.	634,084	1,477,416
*TRW Automotive Holdings Corp.	1,014,513	32,677,464
*Tuesday Morning Corp.	1,350,367	7,629,574
*Unifi, Inc.	1,303,231	4,991,375
UniFirst Corp.	145,086	7,090,353
*Valassis Communications, Inc.	273,600	8,943,984
*Valuevision Media, Inc.	4,317	13,296
*VCG Holding Corp.	103,185	203,274
#*Walking Co. Holdings, Inc. (The)	24,077	55,979
*Wells-Gardner Electronics Corp.	53,025	115,064
*West Marine, Inc.	556,306	6,658,983
#*Zale Corp.	1,488,264	4,851,741

Total Consumer Discretionary		1,466,786,945

Consumer Staples — (2.3%)
#*Alliance One International, Inc.	838,534	4,268,138
Andersons, Inc. (The)	35,857	1,295,872
Bridgford Foods Corp.	39,877	511,223
*Cagle’s, Inc. Class A	118,992	743,700
CCA Industries, Inc.	31,897	177,666
*Central Garden & Pet Co.	233,853	2,626,169
*Central Garden & Pet Co. Class A	487,853	5,039,521
#*Chiquita Brands International, Inc.	1,115,076	16,770,743
*Coffee Holding Co., Inc.	1,331	6,908
*Craft Brewers Alliance, Inc.	230,040	575,100

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Cuisine Solutions, Inc.	182,878	$167,333
Del Monte Foods Co.	828,951	12,384,528
#*Elizabeth Arden, Inc.	109,111	1,986,911
*Fresh Del Monte Produce, Inc.	748,660	15,624,534
Griffin Land & Nurseries, Inc. Class A	18,411	538,522
#*Hain Celestial Group, Inc.	1,329,685	26,301,169
*Harbinger Group, Inc.	415,985	2,782,940
Imperial Sugar Co.	268,943	4,311,156
Ingles Markets, Inc.	116,449	1,866,677
*John B. Sanfilippo & Son, Inc.	203,252	3,054,878
*Katy Industries, Inc.	130,300	234,540
Mannatech, Inc.	89,526	345,570
*MGP Ingredients, Inc.	330,086	2,564,768
#Nash-Finch Co.	258,348	9,047,347
*Natural Alternatives International, Inc.	77,325	585,350
*Nutraceutical International Corp.	61,176	946,393
Oil-Dri Corp. of America	92,372	1,893,626
*Omega Protein Corp.	322,016	1,722,786
*Pantry, Inc.	271,258	4,291,302
*Parlux Fragrances, Inc.	432,317	890,573
*PC Group, Inc.	15,514	10,860
*Physicians Formula Holdings, Inc.	20,195	60,989
*Prestige Brands Holdings, Inc.	1,186,283	11,554,396
Reliv’ International, Inc.	18,011	52,232
*Revlon, Inc.	33,702	590,459
*Scheid Vineyards, Inc.	6,720	105,235
*Seneca Foods Corp.	24,813	814,859
*Seneca Foods Corp. Class B	22,916	748,437
#*Smart Balance, Inc.	246,733	1,640,774
#Spartan Stores, Inc.	134,838	2,034,705
*Star Scientific, Inc.	28,362	52,186
Stephan Co. (The)	56,795	154,482
*Susser Holdings Corp.	100	1,077
Tasty Baking Co.	99,917	750,377
#Universal Corp.	653,753	33,851,330
*Vermont Pure Holdings, Ltd.	15,611	10,459
*Winn-Dixie Stores, Inc.	1,426,738	17,991,166

Total Consumer Staples		193,979,966

Energy — (7.6%)
Adams Resources & Energy, Inc.	100,813	1,906,374
*Allis-Chalmers Energy, Inc.	533,609	2,150,444
#Alon USA Energy, Inc.	284,719	2,081,296
*American Oil & Gas, Inc.	548,799	3,951,353
*Approach Resources, Inc.	192,802	1,725,578
*Atlas Energy, Inc.	48,682	1,756,447
*ATP Oil & Gas Corp.	543,930	9,932,162
*Barnwell Industries, Inc.	59,878	263,463
#*Basic Energy Services, Inc.	864,557	8,827,127
#Berry Petroleum Corp. Class A	282,213	9,135,235
*Bill Barrett Corp.	579,431	19,747,008
#*Bristow Group, Inc.	964,277	37,327,163
*Bronco Drilling Co., Inc.	701,801	3,354,609
*Cal Dive International, Inc.	79,589	522,104
*Callon Petroleum Co.	753,979	4,576,653
*Clayton Williams Energy, Inc.	300	13,938
*Complete Production Services, Inc.	1,944,909	29,348,677
*Crosstex Energy, Inc.	778,169	7,026,866
*CVR Energy, Inc.	792,477	6,728,130
*Dawson Geophysical Co.	106,602	3,122,373
Delek US Holdings, Inc.	591,008	4,142,966

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Delta Petroleum Corp.	61,434	$94,608
*DHT Holdings, Inc.	2,385	11,257
*Double Eagle Petroleum Co.	73,817	350,631
*Endeavour International Corp.	1,033,540	1,674,335
*Energy Partners, Ltd.	77,104	1,054,012
*Evolution Petroleum Corp.	58,254	348,359
#*Exterran Holdings, Inc.	1,367,300	39,856,795
Frontier Oil Corp.	822,078	12,495,586
General Maritime Corp.	164,300	1,332,473
*Geokinetics, Inc.	83,421	729,100
*GeoMet, Inc.	100,260	135,351
*Global Industries, Ltd.	1,418,897	9,506,610
#*Green Plains Renewable Energy, Inc.	6,401	87,886
Gulf Island Fabrication, Inc.	211,480	5,069,176
*Gulfmark Offshore, Inc.	425,497	14,666,882
#*Gulfport Energy Corp.	261,402	3,267,525
*Harvest Natural Resources, Inc.	832,710	7,352,829
*Helix Energy Solutions Group, Inc.	2,129,028	31,041,228
*Hercules Offshore, Inc.	2,318,708	9,182,084
*HKN, Inc.	45,105	138,923
#*Hornbeck Offshore Services, Inc.	495,786	12,131,883
*International Coal Group, Inc.	2,625,541	13,836,601
#*Key Energy Services, Inc.	1,665,901	18,091,685
*Meridian Resource Corp.	875,262	253,914
*Mitcham Industries, Inc.	152,883	1,117,575
*Natural Gas Services Group, Inc.	121,497	2,178,441
*New Concept Energy, Inc.	974	3,896
*Newpark Resources, Inc.	1,512,820	10,105,638
*OMNI Energy Services Corp.	195,531	649,163
#Overseas Shipholding Group, Inc.	815,656	40,831,739
*OYO Geospace Corp.	23,455	1,165,714
#*Pacific Ethanol, Inc.	146,673	156,940
*Parker Drilling Co.	1,992,780	11,020,073
#*Patriot Coal Corp.	1,445,139	28,454,787
Penn Virginia Corp.	1,041,462	26,567,696
*Petroleum Development Corp.	363,851	8,517,752
*PHI, Inc. Non-Voting	307,226	6,387,229
*Pioneer Drilling Co.	1,978,595	14,522,887
#*Rentech, Inc.	1,241,171	1,551,464
*Rex Energy Corp.	135,246	1,798,772
*Rosetta Resources, Inc.	423,650	10,548,885
*SEACOR Holdings, Inc.	375,100	31,572,167
*Seahawk Drilling, Inc.	606	10,096
*Stone Energy Corp.	565,943	9,224,871
#*SulphCo, Inc.	676,431	259,208
*Superior Energy Services, Inc.	804,950	21,781,947
*Superior Well Services, Inc.	161,043	2,335,124
*Swift Energy Corp.	710,100	25,691,418
*T-3 Energy Services, Inc.	190,271	5,660,562
#*Tetra Technologies, Inc.	466,718	5,735,964
*TGC Industries, Inc.	153,893	634,040
#*Toreador Resources Corp.	129,664	1,176,052
*Trico Marine Services, Inc.	408,402	1,339,559
#*Tri-Valley Corp.	262,412	309,646
*Union Drilling, Inc.	280,892	1,862,314
*Unit Corp.	208,021	9,937,163
#*USEC, Inc.	3,231,078	19,386,468
*Venoco, Inc.	123,572	1,841,223
#*Verenium Corp.	3,884	16,041
#*Western Refining, Inc.	809,426	4,338,523

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Westmoreland Coal Co.	103,561	$1,456,068

Total Energy		650,496,804

Financials — (19.8%)
*1st Constitution Bancorp	11,296	94,322
1st Source Corp.	601,652	11,509,603
21st Century Holding Co.	163,508	596,804
Abington Bancorp, Inc.	358,441	3,408,774
Access National Corp.	36,538	228,728
*Advanta Corp. Class A	130,563	3,917
*Advanta Corp. Class B	550,707	12,666
*Affirmative Insurance Holdings, Inc.	99,958	461,806
Alliance Financial Corp.	600	17,982
*Altisource Portfolio Solutions SA	287,293	6,940,999
—#*Amcore Financial, Inc.	177,976	140,601
Ameriana Bancorp	34,757	174,828
#American Capital, Ltd.	4,614,546	28,333,312
American Equity Investment Life Holding Co.	1,457,305	15,330,849
*American Independence Corp.	36,156	202,474
American Physicians Capital, Inc.	1	33
American Physicians Services Group, Inc.	29,430	688,073
American River Bankshares	72,258	622,141
*American Safety Insurance Holdings, Ltd.	99,862	1,615,767
#*AmericanWest Bancorporation	71,675	22,219
#*AmeriCredit Corp.	1,836,606	43,968,348
Ameris Bancorp	219,468	2,442,679
*AmeriServe Financial, Inc.	286,676	642,154
#*Anchor Bancorp Wisconsin, Inc.	402,782	402,782
Argo Group International Holdings, Ltd.	919,019	30,318,437
ASB Financial Corp.	4,400	49,720
#*Asset Acceptance Capital Corp.	75,266	553,958
#Assured Guaranty, Ltd.	606,742	13,075,290
Asta Funding, Inc.	204,485	1,580,669
#Astoria Financial Corp.	403,927	6,519,382
*Atlantic American Corp.	238,075	428,535
*Atlantic Coast Federal Corp.	70,884	194,931
*Atlantic Southern Financial Group, Inc.	2,567	5,237
*Avatar Holdings, Inc.	199,219	4,749,381
#*B of I Holding, Inc.	71,910	1,267,773
Baldwin & Lyons, Inc.	2,362	56,097
Baldwin & Lyons, Inc. Class B	367,398	9,218,016
Bancinsurance Corp.	75,970	484,309
Bancorp Rhode Island, Inc.	39,264	1,125,699
*Bancorp, Inc.	275,018	2,439,410
#BancTrust Financial Group, Inc.	98,095	607,208
Bank of Commerce Holdings	17,706	91,540
#*Bank of Florida Corp.	99,764	105,750
*Bank of Granite Corp.	239,616	424,120
*BankAtlantic Bancorp, Inc.	1,039,519	2,723,540
BankFinancial Corp.	497,863	4,809,357
#Banner Corp.	496,752	2,816,584
Bar Harbor Bankshares	310	9,114
BCB Bancorp, Inc.	2,500	22,875
*Beach First National Bancshares, Inc.	59,312	2,966
Beacon Federal Bancorp, Inc.	16,775	147,620
*Berkshire Bancorp, Inc.	4,650	26,784
Berkshire Hills Bancorp, Inc.	345,120	7,247,520
#*BFC Financial Corp.	46,641	34,514
*BNCCORP, Inc.	30,988	95,288
#Boston Private Financial Holdings, Inc.	1,689,181	13,395,205
*Bridge Capital Holdings	38,086	371,719

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Brookline Bancorp, Inc.	1,638,317	$18,005,104
*Brunswick Bancorp	1,200	7,320
C&F Financial Corp.	13,608	286,448
*Cadence Financial Corp.	86,653	259,092
California First National Bancorp	134,654	1,761,274
Camco Financial Corp.	81,314	269,149
*Cape Bancorp, Inc.	377	2,699
#Capital Bank Corp.	45,703	216,632
#Capital City Bank Group, Inc.	10,793	189,849
Capital Southwest Corp.	37,972	3,571,267
#CapitalSource, Inc.	2,516,725	15,024,848
#*Capitol Bancorp, Ltd.	466,564	1,138,416
Cardinal Financial Corp.	282,895	3,097,700
Carrollton Bancorp	9,658	49,739
Carver Bancorp, Inc.	20,284	167,546
Cascade Financial Corp.	40,914	82,237
#Cathay General Bancorp	957,137	11,839,785
*Center Financial Corp.	383,492	2,584,736
CenterState Banks of Florida, Inc.	6,585	79,218
Central Bancorp, Inc.	3,724	35,117
*Central Jersey Bancorp	10,499	38,846
#*Central Pacific Financial Corp.	211,147	460,300
Central Virginia Bankshares, Inc.	10,235	27,942
Centrue Financial Corp.	60,445	210,349
Century Bancorp, Inc. Class A	14,385	278,350
CFS Bancorp, Inc.	198,948	990,761
#Chemical Financial Corp.	730,480	17,312,376
*Chicopee Bancorp, Inc.	29,374	373,931
Citizens Community Bancorp, Inc.	34,585	146,986
#*Citizens First Bancorp, Inc.	143,630	33,035
*Citizens First Corp.	2,750	21,010
*Citizens Republic Bancorp, Inc.	220,367	275,459
Citizens South Banking Corp.	126,194	865,691
*Citizens, Inc.	12,892	90,373
*CNA Surety Corp.	1,089,690	18,274,101
#CoBiz Financial, Inc.	124,660	890,072
Codorus Valley Bancorp, Inc.	5,097	43,579
Colony Bankcorp, Inc.	5,455	40,258
#Columbia Banking System, Inc.	449,484	10,104,400
#Commonwealth Bankshares, Inc.	65,793	292,779
#Community Bank System, Inc.	493,324	12,170,303
*Community Bankers Trust Corp.	300	864
*Community Capital Corp.	9,238	41,017
*Community Central Bank Corp.	1	3
*Community West Bancshares	19,240	60,798
#*CompuCredit Holdings Corp.	810,925	4,857,441
#*Conseco, Inc.	6,090,254	35,932,499
*Consumer Portfolio Services, Inc.	335,216	616,797
*Cowlitz Bancorporation	1,090	8,175
*Crescent Financial Corp.	39,930	146,942
Danvers Bancorp, Inc.	1,550	25,342
#*Dearborn Bancorp, Inc.	60,066	186,805
Delphi Financial Group, Inc. Class A	1,234,497	33,948,667
Donegal Group, Inc. Class A	503,605	7,267,020
Donegal Group, Inc. Class B	54,232	962,889
#*Doral Financial Corp.	34,633	186,672
East West Bancorp, Inc.	1,337,267	26,197,061
Eastern Insurance Holdings, Inc.	98,577	1,010,414
Eastern Virginia Bankshares, Inc.	17,024	131,936
ECB Bancorp, Inc.	5,628	92,862
#EMC Insurance Group, Inc.	292,000	7,083,920

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Encore Bancshares, Inc.	60,465	$622,185
*Encore Capital Group, Inc.	340,770	7,841,118
Enterprise Bancorp, Inc.	2,649	32,927
Enterprise Financial Services Corp.	92,928	976,673
Epoch Holding Corp.	63,655	822,423
ESB Financial Corp.	29,283	418,747
ESSA Bancorp, Inc.	145,155	1,833,308
Evans Bancorp, Inc.	2,800	42,196
#F.N.B. Corp.	1,331,395	12,408,601
Farmers Capital Bank Corp.	40,482	341,263
#FBL Financial Group, Inc. Class A	727,461	18,797,592
#Federal Agricultural Mortgage Corp.	215,091	4,843,849
#Federal Agricultural Mortgage Corp. Class A	3,143	50,728
Fidelity Bancorp, Inc.	14,772	129,181
*Fidelity Southern Corp.	22,719	202,654
Financial Institutions, Inc.	202,862	3,262,021
*First Acceptance Corp.	865,637	1,722,618
First Advantage Bancorp	16,015	172,161
#First Bancorp (318672102)	340,412	721,673
First Bancorp (318910106)	13,462	219,565
First Bancorp of Indiana, Inc.	5,430	58,372
*First Bancshares, Inc.	24,243	209,096
*First Bank of Delaware	70,003	129,506
First Busey Corp.	223,296	1,127,645
First Business Financial Services, Inc.	18,887	188,870
#*First California Financial Group, Inc.	3,588	11,840
First Citizens BancShares, Inc.	12,265	2,526,590
First Commonwealth Financial Corp.	81,724	535,292
First Community Bancshares, Inc.	7,590	126,373
First Defiance Financial Corp.	171,264	2,312,064
#First Federal Bancshares of Arkansas, Inc.	132,281	448,433
*First Federal of Northern Michigan Bancorp, Inc.	31,310	46,965
First Financial Corp.	198,268	5,779,512
First Financial Holdings, Inc.	93,451	1,319,528
First Financial Northwest, Inc.	195,789	1,262,839
First Financial Service Corp.	9,435	80,103
*First Franklin Corp.	11,298	110,607
*First Investors Financial Services Group, Inc.	118,400	664,224
*First Keystone Financial, Inc.	45,268	600,254
#First M&F Corp.	52,483	237,223
*First Marblehead Corp. (The)	175,444	615,808
#*First Mariner Bancorp, Inc.	16,843	28,633
First Merchants Corp.	600,258	5,246,255
First Mercury Financial Corp.	204,478	2,680,707
First Midwest Bancorp, Inc.	473,322	7,194,494
*First National Bancshares, Inc.	2,932	2,259
First Niagara Financial Group, Inc.	207,695	2,886,960
*First Pactrust Bancorp, Inc.	71,504	611,359
First Place Financial Corp.	428,655	2,177,567
#*First Regional Bancorp	304,399	21,308
First Security Group, Inc.	174,531	499,159
#*First State Bancorporation	114,649	83,694
#First United Corp.	59,788	397,590
First West Virginia Bancorp, Inc.	7,426	113,246
Firstbank Corp.	86,018	533,311
*FirstCity Financial Corp.	219,914	1,603,173
*Flagstar Bancorp, Inc.	884,380	561,581
Flagstone Reinsurance Holdings, Ltd.	522,700	5,828,105
Flushing Financial Corp.	398,917	5,429,260
#FNB United Corp.	53,340	94,412
#*Forest City Enterprises, Inc. Class A	896,927	13,857,522

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*FPIC Insurance Group, Inc.	418,044	$11,379,158
#*Frontier Financial Corp.	22,936	81,882
#Fulton Financial Corp.	735,934	7,727,307
German American Bancorp, Inc.	10,743	170,921
#*Greene Bancshares, Inc.	159,541	2,016,598
*Grubb & Ellis Co.	91,167	162,277
GS Financial Corp.	1,913	26,103
*Guaranty Bancorp	606,993	952,979
*Guaranty Federal Bancshares, Inc.	29,213	183,458
#*Habersham Bancorp	4,580	6,733
*Hallmark Financial Services, Inc.	366,854	4,295,860
Hampden Bancorp, Inc.	3,792	37,162
#Hampton Roads Bankshares, Inc.	210,763	609,105
#*Hanmi Financial Corp.	446,245	1,329,810
Harleysville Group, Inc.	535,060	17,132,621
Harleysville Savings Financial Corp.	14,792	217,294
#*Harrington West Financial Group, Inc.	18,011	5,818
*Harris & Harris Group, Inc.	198,287	961,692
Hawthorn Bancshares, Inc.	18,891	249,172
Heartland Financial USA, Inc.	1,603	30,633
*Heritage Commerce Corp.	246,857	1,362,651
*Heritage Financial Corp.	60,656	928,643
HF Financial Corp.	120,916	1,394,161
*Hilltop Holdings, Inc.	529,824	6,214,836
Hingham Institution for Savings	1,857	68,579
*HMN Financial, Inc.	101,076	650,929
Home Federal Bancorp, Inc.	188,199	2,998,010
HopFed Bancorp, Inc.	55,542	746,207
Horace Mann Educators Corp.	789,512	13,587,502
Horizon Bancorp	5,254	115,588
#*Horizon Financial Corp.	55,424	942
Independence Holding Co.	157,592	1,262,312
#Independent Bank Corp. (453836108)	11,240	291,566
#Independent Bank Corp. (453838104)	201,613	231,855
Indiana Community Bancorp	38,453	471,049
Infinity Property & Casualty Corp.	579,946	26,752,909
#Integra Bank Corp.	192,005	238,086
*International Assets Holding Corp.	31,074	502,467
#International Bancshares Corp.	180,236	4,356,304
#*Intervest Bancshares Corp.	142,536	890,850
*Investors Bancorp, Inc.	4,106	57,114
Investors Title Co.	41,364	1,344,330
*Jacksonville Bancorp, Inc.	11,340	113,173
Jefferson Bancshares, Inc.	27,344	127,150
Lakeland Bancorp, Inc.	244,450	2,566,725
Landmark Bancorp, Inc.	18,420	294,904
Legacy Bancorp, Inc.	132,938	1,245,629
LNB Bancorp, Inc.	35,488	194,829
*Louisiana Bancorp, Inc.	509	7,533
LSB Corp.	70,861	991,345
LSB Financial Corp.	13,477	171,697
#*Macatawa Bank Corp.	362,870	707,596
*Magyar Bancorp, Inc.	30,371	137,884
MainSource Financial Group, Inc.	468,081	3,786,775
*Market Leader, Inc.	12,446	28,004
*Marlin Business Services Corp.	352,318	4,055,180
#*Maui Land & Pineapple Co., Inc.	14,898	74,937
Max Capital Group, Ltd.	114,074	2,543,850
Mayflower Bancorp, Inc.	9,311	71,043
MB Financial, Inc.	1,089,648	26,696,376
#*MBIA, Inc.	3,071,417	29,424,175

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#MBT Financial Corp.	335,703	$980,253
*MCG Capital Corp.	2,739,697	18,164,191
Meadowbrook Insurance Group, Inc.	1,571,879	12,417,844
Medallion Financial Corp.	528,265	4,226,120
#*Mercantile Bancorp, Inc.	8,444	27,021
Mercantile Bank Corp.	90,010	537,360
Mercer Insurance Group, Inc.	185,007	3,394,878
Meta Financial Group, Inc.	47,217	1,313,105
*Metro Bancorp, Inc.	8,102	109,944
*MetroCorp Bancshares, Inc.	81,279	286,102
#*MF Global Holdings, Ltd.	2,747,053	25,327,829
#*MGIC Investment Corp.	3,112,381	32,462,134
MicroFinancial, Inc.	215,796	863,184
MidSouth Bancorp, Inc.	2,638	42,340
#*Midwest Banc Holdings, Inc.	97,026	41,721
MidWestOne Financial Group, Inc.	14,756	210,716
#Montpelier Re Holdings, Ltd.	1,699,287	28,208,164
MutualFirst Financial, Inc.	132,265	1,189,062
*Nara Bancorp, Inc.	273,731	2,463,579
*National Financial Partners Corp.	714,449	10,995,370
#National Penn Bancshares, Inc.	2,692,889	19,711,947
National Security Group, Inc.	8,776	119,617
#National Western Life Insurance Co. Class A	61,193	11,696,430
*Navigators Group, Inc.	458,215	18,388,168
Nelnet, Inc. Class A	535,712	10,692,812
*New Century Bancorp, Inc.	35,432	213,655
New Hampshire Thrift Bancshares, Inc.	85,241	931,684
New Westfield Financial, Inc.	267,825	2,437,208
NewAlliance Bancshares, Inc.	3,397,065	44,263,757
*NewBridge Bancorp	179,269	851,528
*NewStar Financial, Inc.	123,990	949,763
North Central Bancshares, Inc.	39,100	723,350
*North Valley Bancorp	20,170	53,450
Northeast Bancorp	33,564	437,339
Northeast Community Bancorp, Inc.	5,308	32,432
Northrim Bancorp, Inc.	136,644	2,358,475
Northway Financial, Inc.	7,009	50,640
Northwest Bancshares, Inc.	30,663	382,981
NYMAGIC, Inc.	216,793	4,812,805
Ocean Shore Holding Co.	8,147	93,690
OceanFirst Financial Corp.	5,082	65,355
*Ocwen Financial Corp.	420,791	4,860,136
#Old Second Bancorp, Inc.	340,388	1,947,019
OneBeacon Insurance Group, Ltd.	108,534	1,760,421
Oriental Financial Group, Inc.	133,404	2,230,515
Osage Bancshares, Inc.	500	4,302
#*PAB Bankshares, Inc.	32,111	87,984
#*Pacific Capital Bancorp	500,108	870,188
#*Pacific Mercantile Bancorp	146,688	731,973
*Pacific Premier Bancorp, Inc.	98,358	487,856
*Pacific State Bancorp	13,433	12,761
Pamrapo Bancorp, Inc.	14,039	106,837
*Park Bancorp, Inc.	4,725	19,892
Parkvale Financial Corp.	97,714	983,980
Patriot National Bancorp	78,404	176,409
#*Penson Worldwide, Inc.	328,925	3,091,895
Peoples Bancorp	14,576	210,623
Peoples Bancorp of North Carolina	21,495	151,110
Peoples Bancorp, Inc.	289,103	5,013,046
#*PHH Corp.	1,621,457	36,790,859
#*Phoenix Cos., Inc. (The)	1,535,352	4,959,187

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*PICO Holdings, Inc.	154,412	$5,489,347
Pinnacle Bancshares, Inc.	17,681	169,296
#*Pinnacle Financial Partners, Inc.	195,129	2,981,571
#*Piper Jaffray Cos., Inc.	349,384	13,751,754
Platinum Underwriters Holdings, Ltd.	10,658	396,584
*PMA Capital Corp.	965,797	6,635,025
#*PMI Group, Inc. (The)	2,068,660	10,777,719
Porter Bancorp, Inc.	7,380	104,427
#*Preferred Bank	167,157	324,285
Premier Financial Bancorp, Inc.	67,408	647,117
#Presidential Life Corp.	894,537	10,537,646
#Princeton National Bancorp, Inc.	9,706	87,257
PrivateBancorp, Inc.	21,565	308,811
*ProAssurance Corp.	139,160	8,481,802
#Prosperity Bancshares, Inc.	396,535	15,552,103
Protective Life Corp.	627,249	15,097,883
Providence Community Bancshares, Inc.	2,937	7,489
Provident Financial Holdings, Inc.	150,679	904,074
#Provident Financial Services, Inc.	2,524,606	33,274,307
Provident New York Bancorp	1,207,470	12,400,717
Pulaski Financial Corp.	111,192	781,680
#Radian Group, Inc.	2,073,426	29,421,915
#*Rainier Pacific Financial Group, Inc.	85,914	2,577
#Renasant Corp.	441,026	7,290,160
*Republic First Bancorp, Inc.	62,088	231,588
Resource America, Inc.	196,997	1,164,252
Rewards Network, Inc.	195,095	2,540,137
*Riverview Bancorp, Inc.	224,587	797,284
Rome Bancorp, Inc.	135,130	1,162,118
#*Royal Bancshares of Pennsylvania, Inc. Class A	9,844	37,899
Rurban Financial Corp.	27,237	194,064
S&T Bancorp, Inc.	15,070	362,434
*Safeguard Scientifics, Inc.	302,737	4,165,661
Safety Insurance Group, Inc.	398,272	14,851,563
Salisbury Bancorp, Inc.	200	4,840
Sanders Morris Harris Group, Inc.	328,663	1,962,118
#Sandy Spring Bancorp, Inc.	309,382	5,398,716
Savannah Bancorp, Inc. (The)	8,325	94,072
Seabright Insurance Holdings	657,934	7,158,322
*Seacoast Banking Corp. of Florida	430,220	937,880
*Security National Financial Corp. Class A	9,501	26,508
Selective Insurance Group, Inc.	1,931,259	32,271,338
Shore Bancshares, Inc.	1,900	26,771
*SI Financial Group, Inc.	3,484	22,228
*Siebert Financial Corp.	51,159	111,015
#Simmons First National Corp.	67,703	1,901,100
Somerset Hills Bancorp	1,169	10,311
South Financial Group, Inc.	496,982	382,676
South Street Financial Corp.	11,002	33,281
*Southcoast Financial Corp.	84,932	321,043
*Southern Community Financial Corp.	226,834	626,062
*Southern Connecticut Bancorp, Inc.	40,090	271,008
*Southern First Bancshares, Inc.	44,852	370,029
Southwest Bancorp, Inc.	289,278	4,240,815
State Auto Financial Corp.	809,148	14,475,658
State Bancorp, Inc.	400	3,960
StellarOne Corp.	170,401	2,540,679
Sterling Bancshares, Inc.	77,824	457,605
#*Sterling Financial Corp.	874,300	760,991
#Stewart Information Services Corp.	443,244	5,044,117
*Stratus Properties, Inc.	105,548	1,176,860

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Student Loan Corp.	141,396	$3,993,023
*Sun Bancorp, Inc.	582,003	3,142,816
#*Superior Bancorp	161,500	571,710
#Susquehanna Bancshares, Inc.	3,045,823	33,199,471
*Sussex Bancorp	17,877	112,983
SWS Group, Inc.	1,900	21,033
#Synovus Financial Corp.	227,543	684,904
#*Taylor Capital Group, Inc.	186,035	2,548,680
Teche Holding Co.	9,314	297,862
*Tennessee Commerce Bancorp, Inc.	7,209	73,748
TF Financial Corp.	68,921	1,309,499
Thomas Properties Group, Inc.	60,022	274,301
*Thomas Weisel Partners Group, Inc.	182,361	1,431,534
#*TIB Financial Corp.	47,121	45,236
*Tidelands Bancshares, Inc.	17,399	39,148
#*TierOne Corp.	71,235	32,056
Timberland Bancorp, Inc.	176,458	866,409
*Tower Financial Corp.	28,332	223,823
Tower Group, Inc.	774	17,848
TowneBank	146	2,340
*Tree.com, Inc.	127,879	1,163,699
*Trenwick Group, Ltd.	199,776	999
Trustmark Corp.	4,457	109,107
#UCBH Holdings, Inc.	1,406,166	43,591
Umpqua Holdings Corp.	2,455,483	36,684,916
Unico American Corp.	145,800	1,385,100
Union First Market Bankshares Corp.	102,837	1,725,605
*United America Indemnity, Ltd.	373,249	3,545,866
United Bancshares, Inc.	6,818	65,112
#*United Community Banks, Inc.	771,417	4,505,075
*United Community Financial Corp.	442,091	884,182
United Financial Bancorp, Inc.	223,658	3,126,739
United Fire & Casualty Co.	991,112	22,666,731
*United PanAm Financial Corp.	115,896	380,139
#*United Security Bancshares	7,124	33,483
United Western Bancorp, Inc.	113,950	208,528
Unitrin, Inc.	1,219,051	35,657,242
*Unity Bancorp, Inc.	44,759	245,727
*Virginia Commerce Bancorp, Inc.	345,655	2,464,520
*Virtus Investment Partners, Inc.	15,775	382,228
VIST Financial Corp.	42,894	403,204
*Waccamaw Bankshares, Inc.	3,918	10,931
Wainwright Bank & Trust Co.	30,009	288,987
Washington Banking Co.	20,049	288,505
Washington Federal, Inc.	757,743	15,586,774
*Waterstone Financial, Inc.	79,433	306,611
Wayne Savings Bancshares, Inc.	19,807	167,567
Webster Financial Corp.	1,742,283	36,100,104
WesBanco, Inc.	644,524	12,426,423
West Bancorporation	108,796	884,511
West Coast Bancorp	228,585	786,332
*Western Alliance Bancorp	223,387	1,943,467
#Whitney Holding Corp.	1,449,689	19,860,739
Wilber Corp.	300	2,043
#Wilmington Trust Corp.	931,187	16,137,471
#Wilshire Bancorp, Inc.	4,913	53,355
#Wintrust Financial Corp.	853,766	31,845,472
WSB Holdings, Inc.	29,908	91,818
Yadkin Valley Financial Corp.	94,697	433,712
#Zenith National Insurance Corp.	509,706	19,277,081

Total Financials		1,701,862,775

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (4.7%)
*Acadia Pharmaceuticals, Inc.	372,704	$618,689
*Accelrys, Inc.	19,513	136,396
*Achillion Pharmaceuticals, Inc.	126,792	333,463
*Adolor Corp.	109,903	214,311
*Albany Molecular Research, Inc.	1,065,748	8,525,984
*Allied Healthcare International, Inc.	952,975	2,677,860
*Allied Healthcare Products, Inc.	206,189	793,828
*American Dental Partners, Inc.	327,728	4,221,137
*American Shared Hospital Services	82,057	237,145
*Amsurg Corp.	72,262	1,497,269
Analogic Corp.	4	191
*AngioDynamics, Inc.	666,108	10,657,728
*Anika Therapeutics, Inc.	56,447	397,951
*Animal Health International, Inc.	300	738
#*AP Pharma, Inc.	800	680
*Ariad Pharmaceuticals, Inc.	840,284	2,957,800
#*Arqule, Inc.	27,294	173,863
Arrhythmia Research Technology, Inc.	1,411	11,217
*ArthroCare Corp.	43,954	1,359,497
*Assisted Living Concepts, Inc.	62,508	2,194,031
*AtriCure, Inc.	739	4,116
#*AVI BioPharma, Inc.	48,548	64,569
*Bioanalytical Systems, Inc.	32,200	35,420
#*BioLase Technology, Inc.	82,013	159,925
*BioSphere Medical, Inc.	1,628	4,412
*BMP Sunstone Corp.	1,425	7,652
*Caliper Life Sciences, Inc.	495,916	1,988,623
*Capital Senior Living Corp.	767,033	4,034,594
*Cardiac Science Corp.	679,538	1,060,079
*CardioNet, Inc.	2,800	26,936
*Cardiovascular Systems, Inc.	2,000	10,020
*Celera Corp.	340,075	2,540,360
*Celldex Therapeutics, Inc.	182,872	1,494,064
*Cerus Corp.	164,144	531,827
#*Columbia Laboratories, Inc.	528,779	581,657
*Combinatorx, Inc.	88,815	118,124
*Conmed Corp.	859,298	19,110,788
#Cooper Cos., Inc.	805,204	31,314,384
*Cross Country Healthcare, Inc.	1,021,829	10,238,727
*Curis, Inc.	283,707	936,233
*Cutera, Inc.	240,092	2,775,464
*Cynosure, Inc.	121,018	1,524,827
#*DexCom, Inc.	115,538	1,265,141
*Digirad Corp.	108,551	239,898
*Discovery Laboratories, Inc.	360,214	180,467
*DUSA Pharmaceuticals, Inc.	191,126	449,146
*Dyax Corp.	263,497	922,239
*Dynavax Technologies Corp.	381,150	590,782
#*Emisphere Technologies, Inc.	403,337	1,210,011
—*Endo Pharmaceuticals Solutions	667,320	660,647
*Endologix, Inc.	551,605	2,564,963
*Enzo Biochem, Inc.	84,911	506,919
*Exelixis, Inc.	372,902	2,155,374
*Five Star Quality Care, Inc.	442,942	1,311,108
*Gentiva Health Services, Inc.	454,983	13,048,912
#*GenVec, Inc.	490,425	333,489
#*Greatbatch, Inc.	63,354	1,415,328
*Harbor BioSciences, Inc.	230,121	126,567
*Harvard Bioscience, Inc.	188,762	789,025
*HealthSpring, Inc.	797,882	14,042,723
*HealthTronics, Inc.	488,163	1,732,979

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Hi-Tech Pharmacal Co., Inc.	184,252	$4,482,851
*Hooper Holmes, Inc.	3,878	3,529
#*Incyte Corp.	549,373	7,372,586
*Infinity Pharmaceuticals, Inc.	30,126	207,869
#*Inovio Biomedical Corp.	187,338	258,526
*IntegraMed America, Inc.	121,460	1,037,268
*Interleukin Genetics, Inc.	18,140	11,591
#Invacare Corp.	608,007	16,069,625
*Iridex Corp.	97,820	423,561
*ISTA Pharmaceuticals, Inc.	369,034	1,442,923
*Javelin Pharmaceuticals, Inc.	481,762	1,050,241
*Kendle International, Inc.	136,148	2,253,249
Kewaunee Scientific Corp.	58,749	774,899
*Kindred Healthcare, Inc.	1,556,280	27,764,035
*K-V Pharmaceutical Co.	295,178	457,526
*Lannet Co., Inc.	258,652	1,213,078
#*LCA-Vision, Inc.	50,735	427,696
*LeMaitre Vascular, Inc.	77,600	383,344
*Lexicon Pharmaceuticals, Inc.	1,249,710	2,012,033
#*LifePoint Hospitals, Inc.	1,732,785	66,157,731
#*Luna Innovations, Inc.	41,132	90,079
*Martek Biosciences Corp.	56,411	1,242,734
*Matrixx Initiatives, Inc.	6,023	30,838
*Maxygen, Inc.	166,630	1,068,098
*MedCath Corp.	726,357	7,219,989
*Medical Action Industries, Inc.	254	3,015
*MediciNova, Inc.	25,307	164,242
MedQuist, Inc.	53,549	498,541
*Merge Healthcare, Inc.	208,214	516,371
*MiddleBrook Pharmaceuticals, Inc.	469,623	141,310
*Misonix, Inc.	124,173	278,148
*Molina Healthcare, Inc.	154,084	4,494,630
*National Dentex Corp.	104,991	1,782,747
*Neurocrine Biosciences, Inc.	247,611	794,831
*Neurometrix, Inc.	61,214	108,961
*Nighthawk Radiology Holdings, Inc.	146,101	540,574
*NMT Medical, Inc.	143,430	586,629
*NovaMed, Inc.	27,563	90,407
*NOVT Corp.	2,900	8,048
*NPS Pharmaceuticals, Inc.	511,014	3,561,768
*Oculus Innovative Sciences, Inc.	2,821	6,065
*Orchid Cellmark, Inc.	117,570	237,491
*Osteotech, Inc.	648,087	2,754,370
*OTIX Global, Inc.	100,477	503,390
#*OXiGENE, Inc.	110,281	118,001
*PDI, Inc.	356,511	3,233,555
*Prospect Medical Holdings, Inc.	5,100	34,374
*Providence Service Corp.	2,917	48,451
Psychemedics Corp.	20,409	162,252
*Radient Pharmaceuticals Corp.	66,037	64,716
*RadNet, Inc.	385,198	1,417,529
*Regeneration Technologies, Inc.	465,674	1,783,531
*RehabCare Group, Inc.	14,300	407,836
*Res-Care, Inc.	312,764	3,640,573
*Retractable Technologies, Inc.	39,828	58,547
*Rural/Metro Corp.	131,700	928,485
#*Santarus, Inc.	344,295	1,129,288
*SciClone Pharmaceuticals, Inc.	6,380	26,668
*Skilled Healthcare Group, Inc.	24,804	165,939
*Solta Medical, Inc.	400	948
*Spectranetics Corp.	4,579	31,229

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*SRI/Surgical Express, Inc.	146,401	$737,861
#*StemCells, Inc.	552,778	635,695
#*Stereotaxis, Inc.	338,556	1,608,141
*Strategic Diagnostics, Inc.	274,338	510,269
*Sun Healthcare Group, Inc.	230,806	2,063,406
#*Sunesis Pharmaceuticals, Inc.	8,955	8,239
*SunLink Health Systems, Inc.	45,100	119,515
*Sunrise Senior Living, Inc.	220,759	1,227,420
*Symmetry Medical, Inc.	14,413	166,614
*Theragenics Corp.	560,030	862,446
*TomoTherapy, Inc.	281,997	1,096,968
*Trimeris, Inc.	262,959	636,361
#*Triple-S Management Corp.	417,084	7,590,929
*United American Healthcare Corp.	15,300	16,677
*Universal American Corp.	1,331,846	20,443,836
*Urologix, Inc.	17,376	22,936
*Viropharma, Inc.	1,531,389	19,479,268
*Vital Images, Inc.	234,129	3,694,556
*WellCare Health Plans, Inc.	241,717	6,920,358
*Zymogenetics, Inc.	111,145	660,201

Total Health Care		401,399,352

Industrials — (16.0%)
*A.T. Cross Co.	338,655	1,595,065
#*AAR Corp.	610,606	14,886,574
*ACCO Brands Corp.	90,252	824,001
Aceto Corp.	512,080	3,415,574
*Active Power, Inc.	306,219	251,100
*AeroCentury Corp.	30,190	701,012
*Aerosonic Corp.	41,416	163,179
*Air Transport Services Group, Inc.	12,080	66,440
Aircastle, Ltd.	1,409,254	16,925,141
*AirTran Holdings, Inc.	69,480	366,854
Alamo Group, Inc.	259,878	6,122,726
*Alaska Air Group, Inc.	596,978	24,720,859
Albany International Corp.	79,478	2,024,305
#Alexander & Baldwin, Inc.	1,125,738	40,053,758
*Allied Defense Group, Inc.	118,807	634,429
*Allied Motion Technologies, Inc.	44,700	180,141
*Amerco, Inc.	356,090	22,237,820
*American Commercial Lines, Inc.	442	9,017
American Railcar Industries, Inc.	300,755	4,917,344
*American Reprographics Co.	45,837	457,912
#Ameron International Corp.	18,645	1,293,777
*AMREP Corp.	5,000	72,500
#Apogee Enterprises, Inc.	27,533	378,303
*Applied Energetics, Inc.	378,837	553,102
#Applied Industrial Technologies, Inc.	1,216,512	37,444,239
#Arkansas Best Corp.	484,064	14,744,589
*Armstrong World Industries, Inc.	530,656	23,110,069
*Atlas Air Worldwide Holdings, Inc.	381,635	21,092,966
*Avalon Holding Corp. Class A	41,919	133,722
#*Avis Budget Group, Inc.	2,478,147	37,469,583
#Baldor Electric Co.	730,781	28,069,298
*Baldwin Technology Co., Inc. Class A	387,412	573,370
Barrett Business Services, Inc.	84,867	1,306,952
*BE Aerospace, Inc.	607,172	18,039,080
*Blount International, Inc.	167,483	1,879,159
#*BlueLinx Holdings, Inc.	369,996	1,853,680
*BNS Holding, Inc.	45,855	515,869
Bowne & Co., Inc.	512,427	5,728,934

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Breeze-Eastern Corp.	67,570	$464,882
#Briggs & Stratton Corp.	1,417,071	33,641,266
*BTU International, Inc.	20,969	125,395
#*Builders FirstSource, Inc.	517,648	1,972,239
#*C&D Technologies, Inc.	252,468	366,079
*CAI International, Inc.	98,952	1,346,737
#*Capstone Turbine Corp.	548,161	668,756
Cascade Corp.	200	6,972
*Casella Waste Systems, Inc.	172,443	889,806
#CDI Corp.	313,139	5,458,013
*CECO Environmental Corp.	155,899	829,383
*Cenveo, Inc.	212,193	1,818,494
#*Ceradyne, Inc.	188,218	4,178,440
*Champion Industries, Inc.	369,015	656,847
*Chart Industries, Inc.	54,081	1,243,322
Chicago Rivet & Machine Co.	28,248	458,183
CIRCOR International, Inc.	23,413	806,812
#*Coleman Cable, Inc.	15,856	90,855
*Columbus McKinnon Corp.	74,819	1,348,987
*Comforce Corp.	21,165	26,668
*Commercial Vehicle Group, Inc.	283,930	2,663,263
CompX International, Inc.	67,437	745,179
#*Consolidated Graphics, Inc.	211,102	8,847,285
*Cornell Cos., Inc.	155,050	4,263,875
Courier Corp.	1,166	20,044
*Covenant Transportation Group, Inc.	194,919	1,442,401
*CPI Aerostructures, Inc.	19,006	170,104
*CRA International, Inc.	16,430	381,669
Diamond Management & Technology Consultants, Inc.	1,165	9,460
#*Document Security Systems, Inc.	65,243	230,308
#*Dollar Thrifty Automotive Group, Inc.	226,876	9,980,275
Ducommun, Inc.	296,189	6,779,766
*DXP Enterprises, Inc.	17,783	295,020
*Dycom Industries, Inc.	430,294	4,569,722
#*Eagle Bulk Shipping, Inc.	1,435,105	8,309,258
Eastern Co.	69,372	1,127,295
Ecology & Environment, Inc. Class A	32,278	426,715
#Encore Wire Corp.	177,853	3,950,115
*Energy Focus, Inc.	115,305	139,519
*EnerSys, Inc.	928,155	24,020,651
Ennis, Inc.	691,947	12,794,100
#*EnPro Industries, Inc.	46,576	1,470,870
Espey Manufacturing & Electronics Corp.	1,351	26,074
*Esterline Technologies Corp.	1,057,070	58,963,365
#*Evergreen Solar, Inc.	191,029	213,952
*ExpressJet Holdings, Inc.	262,983	1,051,932
Federal Signal Corp.	426,872	3,440,588
*First Aviation Services, Inc.	8,900	7,565
*Flow International Corp.	49,748	157,204
*Franklin Covey Co.	244,567	1,927,188
Freightcar America, Inc.	37,322	1,068,156
*Frozen Food Express Industries, Inc.	422,764	1,902,438
G & K Services, Inc. Class A	649,145	17,844,996
#GATX Corp.	1,410,217	46,029,483
#*Genco Shipping & Trading, Ltd.	796,036	18,436,194
*Gencor Industries, Inc.	15,355	120,076
*Gibraltar Industries, Inc.	762,503	11,452,795
*GP Strategies Corp.	159,181	1,284,591
Great Lakes Dredge & Dock Corp.	295,353	1,600,813
*Greenbrier Cos., Inc.	307,523	5,006,474
*Griffon Corp.	1,090,806	15,380,365

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*H&E Equipment Services, Inc.	603,652	$7,129,130
Hardinge, Inc.	206,970	2,069,700
*Herley Industries, Inc.	477,440	6,994,503
*Hoku Corp.	2,648	7,812
Horizon Lines, Inc.	6,452	35,292
*Hudson Highland Group, Inc.	466,039	2,614,479
#*Hurco Cos., Inc.	104,126	2,026,292
*Innotrac Corp.	111,236	180,202
Insteel Industries, Inc.	212,286	2,602,626
*Integrated Electrical Services, Inc.	900	5,607
*Intelligent Systems Corp.	29,047	35,002
*Interline Brands, Inc.	383,438	7,979,345
International Shipholding Corp.	227,392	6,899,073
*Intersections, Inc.	192,376	1,025,364
#*JetBlue Airways Corp.	3,253,225	18,185,528
*JPS Industries, Inc.	42,300	181,890
*Kadant, Inc.	422,329	8,450,803
*Kelly Services, Inc. Class A	650,387	10,458,223
*Key Technology, Inc.	7,785	107,978
*Kforce, Inc.	42,672	592,714
Kimball International, Inc. Class B	675,579	5,431,655
*Kratos Defense & Security Solutions, Inc.	123,857	1,764,962
L.S. Starrett Co. Class A	195,432	2,257,240
*Ladish Co., Inc.	208,114	5,721,054
Lawson Products, Inc.	24,188	393,055
*Layne Christensen Co.	322,914	8,841,385
*LB Foster Co.	746	22,082
*LECG Corp.	842,424	2,830,545
*LGL Group, Inc.	7,917	62,148
*LMI Aerospace, Inc.	80,893	1,396,213
LSI Industries, Inc.	55,679	391,423
*Lydall, Inc.	431,171	3,475,238
*M&F Worldwide Corp.	556,176	17,052,356
*Magnetek, Inc.	392,480	773,186
Manitowoc Co., Inc. (The)	709,583	9,941,258
*Manpower, Inc.	10,703	600,438
*Marten Transport, Ltd.	443,450	9,689,382
McGrath Rentcorp	3,119	81,063
*MFRI, Inc.	204,452	1,388,229
Miller Industries, Inc.	239,846	3,429,798
#*Mobile Mini, Inc.	949,256	15,776,635
*Moog, Inc.	39,320	1,461,524
Mueller Industries, Inc.	38,056	1,128,360
Mueller Water Products, Inc.	2,104,881	11,787,334
Multi-Color Corp.	229	2,865
NACCO Industries, Inc. Class A	160,410	13,946,045
*National Patent Development Corp.	230,265	313,160
National Technical Systems, Inc.	151,136	794,975
*NN, Inc.	504,296	3,630,931
#*Northwest Pipe Co.	178,609	4,308,049
#*Ocean Power Technologies, Inc.	61,230	418,813
*On Assignment, Inc.	367,240	2,581,697
*Orion Energy Systems, Inc.	9,324	49,697
*Oshkosh Corp.	1,302,379	50,297,877
*P.A.M. Transportation Services, Inc.	147,247	2,332,392
#*Pacer International, Inc.	24,236	160,927
*Paragon Technologies, Inc.	9,306	23,265
*Park-Ohio Holdings Corp.	200,569	2,581,323
*Patrick Industries, Inc.	119,886	390,828
*Pemco Aviation Group Inc.	10,158	17,980
*PGT, Inc.	84,511	261,984

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Pinnacle Airlines Corp.	74,307	$543,184
*Plug Power, Inc.	526,873	347,104
#*Polypore International, Inc.	226,127	4,004,709
Portec Rail Products, Inc.	24,506	289,661
*PowerSecure International, Inc.	349,358	3,933,771
Preformed Line Products Co.	44,565	1,336,950
Providence & Worcester Railroad Co.	77,705	1,021,821
*Quality Distribution, Inc.	188,885	1,322,195
*RCM Technologies, Inc.	215,229	884,591
*Republic Airways Holdings, Inc.	1,682,318	10,531,311
#*Rush Enterprises, Inc. Class A	863,003	13,997,909
*Rush Enterprises, Inc. Class B	332,468	4,574,760
*Saia, Inc.	354,286	5,870,519
#*SatCon Technology Corp.	94,200	264,702
#*Sauer-Danfoss, Inc.	36,788	597,805
Schawk, Inc.	141,046	2,672,822
#*School Specialty, Inc.	591,995	13,888,203
Seaboard Corp.	18,999	27,738,730
Servotronics, Inc.	12,611	108,328
*SFN Group, Inc.	1,256,149	10,740,074
SIFCO Industries, Inc.	68,315	946,846
SkyWest, Inc.	1,621,728	24,293,485
*SL Industries, Inc.	21,592	227,796
*Sparton Corp.	310,745	1,814,751
#Standard Register Co.	96,949	499,287
Standex International Corp.	309,738	7,393,446
#Steelcase, Inc. Class A	383,645	3,149,725
Superior Uniform Group, Inc.	144,642	1,488,366
*Supreme Industries, Inc.	111,646	323,773
*SYKES Enterprises, Inc.	66,749	1,517,205
*Sypris Solutions, Inc.	275,357	1,236,353
#TAL International Group, Inc.	192,209	4,995,512
*TeamStaff, Inc.	9,762	10,060
*Tech/Ops Sevcon, Inc.	2,800	14,224
Technology Research Corp.	106,437	565,180
*Tecumseh Products Co. Class A	439,770	5,620,261
*Tecumseh Products Co. Class B	57,350	752,432
#Textainer Group Holdings, Ltd.	89	2,043
*Thomas Group, Inc.	45,972	34,019
#Titan International, Inc.	821,196	10,191,042
*Titan Machinery, Inc.	8,057	115,860
Todd Shipyards Corp.	39,409	625,815
*Trailer Bridge, Inc.	83,875	431,956
*Transcat, Inc.	58,700	440,250
*TRC Cos., Inc.	335,014	1,038,543
Tredegar Industries, Inc.	1,245,361	21,245,859
*Trimas Corp.	4,750	48,308
#Trinity Industries, Inc.	1,822,282	45,356,599
Triumph Group, Inc.	367,349	28,491,588
*Tufco Technologies, Inc.	35,571	155,090
#*Tutor Perini Corp.	659,939	16,016,720
Twin Disc, Inc.	119,984	1,694,174
*U.S. Home Systems, Inc.	106,855	372,924
*Ultralife Corp.	1,600	6,704
*United Capital Corp.	113,656	2,822,078
#*United Rentals, Inc.	650,900	9,346,924
Universal Forest Products, Inc.	438,074	18,421,012
*Universal Security Instruments, Inc.	30,409	215,600
*UQM Technologies, Inc.	179,290	783,497
*USA Truck, Inc.	337,839	6,222,994
#*USG Corp.	1,858,713	43,865,627

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Valence Technology, Inc.	4,800	$5,040
*Valpey Fisher Corp.	15,889	35,750
*Versar, Inc.	27,971	92,025
Viad Corp.	386,334	9,040,216
Virco Manufacturing Corp.	34,820	125,352
*Volt Information Sciences, Inc.	553,904	6,945,956
*Wabash National Corp.	525,696	5,109,765
*Waste Services, Inc.	371,993	4,181,201
Watts Water Technologies, Inc.	882,816	31,322,312
*WCA Waste Corp.	487,479	2,417,896
#*WESCO International, Inc.	266,128	10,810,119
*Willdan Group, Inc.	18,701	43,573
*Willis Lease Finance Corp.	302,505	4,247,170
#*YRC Worldwide, Inc.	283,615	157,888

Total Industrials		1,377,149,996

Information Technology — (12.1%)
*Acorn Energy, Inc.	171,777	968,822
*Actel Corp.	532,086	8,257,975
*ActivIdentity Corp.	504,846	1,479,199
*Adaptec, Inc.	4,351,687	13,446,713
*Advanced Analogic Technologies, Inc.	382,595	1,453,861
*Advanced Photonix, Inc.	29,384	16,749
*Aehr Test Systems	57,840	170,050
*Aetrium, Inc.	178,073	610,790
Agilysys, Inc.	550,154	5,969,171
*Amtech Systems, Inc.	126,116	1,206,930
*Anadigics, Inc.	476,449	2,396,538
*Anaren, Inc.	276,610	4,099,360
*Applied Micro Circuits Corp.	316,223	3,566,995
#*Arris Group, Inc.	1,398,423	17,186,619
*Aspen Technology, Inc.	304,906	3,588,744
*Astea International, Inc.	12,375	42,322
Astro-Med, Inc.	111,714	849,026
*AuthenTec, Inc.	12,250	31,482
*Autobytel, Inc.	396,861	369,041
*Aviat Networks, Inc.	724,303	4,707,969
*Avid Technology, Inc.	948,616	13,849,794
*Aware, Inc.	661,315	1,646,674
*AXT, Inc.	436,244	1,906,386
Bel Fuse, Inc. Class A	10,704	232,705
Bel Fuse, Inc. Class B	101,966	2,388,044
#*Bell Microproducts, Inc.	623,870	4,367,090
*Benchmark Electronics, Inc.	2,841,081	61,480,993
Black Box Corp.	490,438	15,296,761
*Blonder Tongue Laboratories, Inc.	8,764	10,079
*Bogen Communications International, Inc.	43,800	75,555
*Brooks Automation, Inc.	2,391,696	23,247,285
*Bsquare Corp.	90,100	234,260
*CACI International, Inc.	10,400	493,272
*CalAmp Corp.	339,992	968,977
*Cascade Microtech, Inc.	316,550	1,522,605
*Checkpoint Systems, Inc.	295,742	6,680,812
*Chyron International Corp.	51,176	94,676
*Ciber, Inc.	2,122,374	8,425,825
*Cinedigm Digital Cinema Corp.	253,960	617,123
*Clarus Corp.	371,800	1,989,130
*Clearfield, Inc.	75,419	188,547
#*Coherent, Inc.	952,417	35,782,307
Cohu, Inc.	712,585	11,508,248
*Comarco, Inc.	10,221	25,757

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
—#*Commerce One LLC	55,600	$—
Communications Systems, Inc.	103,486	1,328,760
*Computer Task Group, Inc.	161,764	1,518,964
*Concurrent Computer Corp.	136,268	765,826
*Convergys Corp.	2,351,849	29,727,371
*CPI International, Inc.	145,623	1,955,717
*CSP, Inc.	124,708	428,996
CTS Corp.	1,269,698	13,331,829
*CyberOptics Corp.	266,732	2,958,058
#*Cypress Semiconductor Corp.	337,590	4,351,535
*Data I/O Corp.	78,942	363,923
*Datalink Corp.	64,265	289,192
*Dataram Corp.	75,871	180,573
*DDi Corp.	330,717	2,830,938
*Digi International, Inc.	714,872	7,656,279
*Digimarc Corp.	59,469	1,071,037
*Ditech Networks, Inc.	685,602	1,062,683
*DivX, Inc.	63,811	533,460
*Dot Hill Systems Corp.	526,584	910,990
*DSP Group, Inc.	389,846	3,185,042
*Dynamics Research Corp.	17,152	245,274
Earthlink, Inc.	93,922	847,176
*Easylink Services International Corp.	34,202	87,215
*EchoStar Corp.	83,677	1,607,435
*EDGAR Online, Inc.	195,144	401,997
*Edgewater Technology, Inc.	298,591	943,548
*EFJohnson Technologies, Inc.	508,819	544,436
Electro Rent Corp.	572,514	8,181,225
*Electro Scientific Industries, Inc.	1,199,372	16,515,352
*Electronics for Imaging, Inc.	1,030,673	13,244,148
#*EMCORE Corp.	93,441	125,211
*EMS Technologies, Inc.	128,997	2,049,762
*Endwave Corp.	333,091	1,009,266
*Entorian Technologies, Inc.	34,332	63,171
*ePlus, Inc.	272,314	5,067,764
*Euronet Worldwide, Inc.	246,901	3,933,133
*Evans & Sutherland Computer Corp.	145,693	46,695
*Exar Corp.	1,060,619	7,837,974
*Extreme Networks	1,001,841	3,336,131
#*Fairchild Semiconductor Corp. Class A	2,340,554	26,261,016
*Frequency Electronics, Inc.	204,701	1,134,044
*FSI International, Inc.	597,144	2,281,090
*Geeknet, Inc.	844,843	1,258,816
*Gerber Scientific, Inc.	481,194	3,464,597
*Giga-Tronics, Inc.	11,000	27,940
*Globecomm Systems, Inc.	274,595	2,139,095
*GSI Technology, Inc.	1,900	12,293
*GTSI Corp.	237,469	1,519,802
*Hackett Group, Inc.	158,348	444,958
*Hauppauge Digital, Inc.	130,387	148,641
*Hutchinson Technology, Inc.	660,894	4,024,844
*Hypercom Corp.	563,921	2,340,272
*I.D. Systems, Inc.	151,003	493,780
*iGo, Inc.	373,605	638,865
*Ikanos Communications, Inc.	201,394	569,945
*Imation Corp.	1,609,486	17,446,828
*InfoSpace, Inc.	563,812	5,903,112
*Insight Enterprises, Inc.	828,677	12,455,015
*InsWeb Corp.	19,308	97,312
*Integrated Device Technology, Inc.	3,441,266	22,746,768
*Integrated Silicon Solution, Inc.	200,608	2,473,497

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Intellicheck Mobilisa, Inc.	157,751	$293,417
*Intelligroup, Inc.	70,500	278,475
*Internap Network Services Corp.	855,706	4,945,981
*International Rectifier Corp.	270,762	6,232,941
*Internet Brands, Inc.	672,726	6,962,714
*Internet Capital Group, Inc.	1,069,898	10,581,291
*Interphase Corp.	86,887	218,955
*Intevac, Inc.	175,439	2,442,111
*IntriCon Corp.	41,096	147,946
*Inuvo, Inc.	114,987	27,539
*INX, Inc.	7,860	38,042
*iPass, Inc.	396,852	571,467
*Iteris, Inc.	108,667	203,207
*IXYS Corp.	197,813	1,786,251
Jabil Circuit, Inc.	86,331	1,322,591
*Jaco Electronics, Inc.	54,959	20,884
*JDS Uniphase Corp.	17,311	224,870
Keithley Instruments, Inc.	34,781	295,986
*Kemet Corp.	92,927	191,430
*Kenexa Corp.	256,898	3,856,039
*KEY Tronic Corp.	365,738	2,322,436
Keynote Systems, Inc.	440,972	4,841,873
*Knot, Inc. (The)	47,511	385,314
*Kopin Corp.	181,955	766,031
*KVH Industries, Inc.	51,342	773,724
#*L-1 Identity Solutions, Inc.	1,396,523	12,107,854
*Lattice Semiconductor Corp.	1,809,595	9,536,566
*LeCroy Corp.	163,976	959,260
#*LightPath Technologies, Inc.	8,638	19,090
*Lionbridge Technologies, Inc.	421,629	2,281,013
*Logic Devices, Inc.	71,976	100,047
*LoJack Corp.	201,200	841,016
*LookSmart, Ltd.	544,441	751,329
#*Loral Space & Communications, Inc.	103,274	4,446,978
*Mace Security International, Inc.	183,086	158,369
#*Magma Design Automation, Inc.	484,604	1,744,574
Marchex, Inc.	294,807	1,550,685
*Mastech Holdings, Inc.	44,797	190,387
*Mattson Technology, Inc.	677,422	3,048,399
*Measurement Specialties, Inc.	93,531	1,540,456
#*Mechanical Technology, Inc.	34,024	26,369
*MEMSIC, Inc.	4,077	13,536
*Mentor Graphics Corp.	116,899	1,050,922
*Mercury Computer Systems, Inc.	151,462	1,947,801
#Methode Electronics, Inc.	1,108,117	12,300,099
*Microtune, Inc.	216,057	579,033
*Mindspeed Technologies, Inc.	267,651	2,684,540
*MKS Instruments, Inc.	1,906,092	43,230,167
*ModusLink Global Solutions, Inc.	822,465	7,344,612
*MoSys, Inc.	243,165	1,050,473
*MTM Technologies, Inc.	386	162
#*Nanometrics, Inc.	202,166	2,163,176
*NAPCO Security Technologies, Inc.	49,049	118,208
*Network Equipment Technologies, Inc.	110,127	564,952
*Newport Corp.	1,732,785	20,498,847
*Nu Horizons Electronics Corp.	283,220	1,019,592
*NumereX Corp. Class A	95,799	445,465
O.I. Corp.	55,546	504,913
*Occam Networks, Inc.	74,470	485,544
*Oclaro, Inc.	118,217	1,812,260
*Omtool, Ltd.	52,214	61,351

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Online Resources Corp.	104,353	$486,285
*Openwave Systems, Inc.	350,580	781,793
#*Oplink Communications, Inc.	269,418	4,070,906
*Opnext, Inc.	957,856	2,250,962
*Optelecom-NKF, Inc.	8,825	20,121
*OPTi, Inc.	164,800	650,960
*Optical Cable Corp.	116,577	381,207
*Orbcomm, Inc.	699,272	1,545,391
*OSI Systems, Inc.	21,991	572,646
*Overland Storage, Inc.	30,942	91,279
*PAR Technology Corp.	135,259	948,166
*PC Connection, Inc.	897,789	6,176,788
*PC Mall, Inc.	115,208	597,930
*PC-Tel, Inc.	638,185	4,154,584
*PDF Solutions, Inc.	305,499	1,512,220
*Perceptron, Inc.	145,768	686,567
*Performance Technologies, Inc.	289,576	810,813
*Pericom Semiconductor Corp.	338,775	3,956,892
*Pervasive Software, Inc.	437,499	2,178,745
*Photronics, Inc.	1,332,361	7,261,367
*Planar Systems, Inc.	271,998	709,915
*PLATO Learning, Inc.	250,383	1,414,664
*PLX Technology, Inc.	195,557	1,026,674
*Presstek, Inc.	291,393	1,346,236
—*Price Communications Liquidation Trust	1,498,306	204,639
Qualstar Corp.	379,283	739,602
#*QuickLogic Corp.	187,991	673,008
*RadiSys Corp.	205,608	2,012,902
*RAE Systems, Inc.	481,293	380,270
*Rainmaker Systems, Inc.	224,358	307,370
*RealNetworks, Inc.	2,270,668	9,423,272
*Reis, Inc.	317,733	1,900,043
*Relm Wireless Corp.	132,563	432,155
Renaissance Learning, Inc.	2,199	31,248
*RF Industries, Ltd.	14,636	74,497
*RF Micro Devices, Inc.	842,181	4,733,057
Richardson Electronics, Ltd.	461,490	5,302,520
*Rudolph Technologies, Inc.	369,764	3,523,851
*S1 Corp.	35,015	216,043
*Saba Software, Inc.	116,697	595,155
*SCM Microsystems, Inc.	378,313	586,385
*SeaChange International, Inc.	392,657	3,270,833
Servidyne, Inc.	22,203	74,824
*Sigmatron International, Inc.	16,500	103,950
#*Silicon Graphics International Corp.	894,491	8,846,516
*Silicon Image, Inc.	528,207	1,964,930
#*Skyworks Solutions, Inc.	1,992,919	33,560,756
*Smart Modular Technologies (WWH), Inc.	810,065	5,686,656
#*Soapstone Networks, Inc.	352,815	9,526
#*Sonic Solutions, Inc.	330,436	4,146,972
*SonicWALL, Inc.	1,102,377	11,167,079
*Soundbite Communications, Inc.	800	2,408
*Spectrum Control, Inc.	264,098	3,670,962
*StarTek, Inc.	230,210	1,560,824
*Sunrise Telecom, Inc.	132,300	97,902
*Support.com, Inc.	916,597	3,996,363
Sycamore Networks, Inc.	703,593	13,924,105
*Symmetricom, Inc.	293,956	1,948,928
*SYNNEX Corp.	961,945	26,376,532
*Tech Data Corp.	883,836	37,916,564
#*TechTarget, Inc.	19,399	94,085

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*TechTeam Global, Inc.	233,641	$1,439,229
*Telular Corp.	286,285	876,032
Tessco Technologies, Inc.	61,473	1,563,873
TheStreet.com, Inc.	360,087	1,371,931
#*THQ, Inc.	99,084	753,038
*Tier Technologies, Inc.	351,624	2,943,093
*TII Network Technologies, Inc.	92,005	128,807
*Tollgrade Communications, Inc.	330,412	2,101,420
#*Track Data Corp.	16,347	58,849
*Trident Microsystems, Inc.	257,929	446,217
*Trio-Tech International	35,820	148,295
#*Triquint Semiconductor, Inc.	2,878,475	21,703,702
*TSR, Inc.	2,290	5,771
#*TTM Technologies, Inc.	280,383	3,044,959
Ulticom, Inc.	52,104	511,922
*Ultra Clean Holdings, Inc.	250,947	2,476,847
#*UTStarcom, Inc.	906,496	2,583,514
#*Veeco Instruments, Inc.	349,413	15,370,678
#*Vertro, Inc.	5,712	3,141
*Viasystems Group, Inc.	27,612	593,658
*Vicon Industries, Inc.	102,175	491,462
*Virage Logic Corp.	314,671	2,920,147
*Vishay Intertechnology, Inc.	3,264,631	33,984,809
Wayside Technology Group, Inc.	5,250	50,138
*Web.com Group, Inc.	162,614	785,426
*Winland Electronics, Inc.	2,200	1,870
*Wireless Ronin Technologies, Inc.	149,076	260,883
*Wireless Telecom Group, Inc.	176,100	158,490
*WPCS International, Inc.	37,280	118,923
*X-Rite, Inc.	403,730	1,332,309
*Zix Corp.	441,476	1,086,031
*Zoran Corp.	593,516	5,774,911
*Zygo Corp.	526,466	4,975,104

Total Information Technology		1,042,036,759

Materials — (6.1%)
A. Schulman, Inc.	423,175	11,006,782
#*A.M. Castle & Co.	571,312	7,838,401
*American Pacific Corp.	141,306	861,967
*Boise, Inc.	1,817,221	12,520,653
*Brush Engineered Materials, Inc.	55,404	1,647,161
*Buckeye Technologies, Inc.	933,971	13,187,671
*Bway Holding Co.	3,654	72,276
Cabot Corp.	682,149	22,197,128
*Century Aluminum Co.	1,970,113	26,557,123
#*Coeur d’Alene Mines Corp.	1,718,496	30,795,448
*Continental Materials Corp.	10,786	174,194
*Core Molding Technologies, Inc.	99,118	525,325
Cytec Industries, Inc.	578,032	27,780,218
*Detrex Corp.	12,700	42,735
#*Domtar Corp.	265,654	18,818,929
*Ferro Corp.	848,501	9,265,631
#*Flotek Industries, Inc.	221,927	450,512
Friedman Industries, Inc.	162,678	963,054
*General Moly, Inc.	120,627	451,145
*Georgia Gulf Corp.	34,400	706,576
*Graphic Packaging Holding Co.	6,288,947	23,206,214
Haynes International, Inc.	156,339	5,614,133
*Headwaters, Inc.	1,515,237	9,091,422
*Horsehead Holding Corp.	112,711	1,339,007
Huntsman Corp.	718,200	8,194,662

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
ICO, Inc.	192,512	$1,649,828
*Impreso, Inc.	6,400	4,960
Kaiser Aluminum Corp.	423,472	17,019,340
*KapStone Paper & Packaging Corp.	507,812	6,550,775
KMG Chemicals, Inc.	91,500	1,687,260
*Louisiana-Pacific Corp.	3,127,269	36,776,683
*Material Sciences Corp.	216,679	767,044
#*Mercer International, Inc.	127,869	704,558
Minerals Technologies, Inc.	41,527	2,396,108
#*Mines Management, Inc.	255,199	694,141
*Mod-Pac Corp.	29,395	168,433
Myers Industries, Inc.	550,063	5,973,684
*Nanophase Technologies Corp.	194,556	340,473
Neenah Paper, Inc.	101,993	1,784,878
NL Industries, Inc.	178,113	1,512,179
*Northern Technologies International Corp.	3,541	33,569
#Olympic Steel, Inc.	206,798	6,572,040
#*OM Group, Inc.	861,587	32,524,909
*Omnova Solutions, Inc.	235,278	1,799,877
P.H. Glatfelter Co.	1,225,099	17,996,704
*Penford Corp.	264,217	2,444,007
*PolyOne Corp.	3,134,189	35,447,678
*Rock of Ages Corp.	69,072	241,752
#*RTI International Metals, Inc.	753,842	20,391,426
*Spartech Corp.	776,297	11,054,469
#*Stillwater Mining Co.	161,083	2,722,303
Synalloy Corp.	22,593	222,315
Temple-Inland, Inc.	763,429	17,803,164
Texas Industries, Inc.	48,023	1,817,190
*U.S. Concrete, Inc.	610,179	323,395
*U.S. Energy Corp.	10,322	63,171
#*U.S. Gold Corp.	332,704	1,134,521
*Universal Stainless & Alloy Products, Inc.	71,414	1,666,089
Vulcan International Corp.	11,100	449,550
*Wausau Paper Corp.	669,397	5,924,163
*Webco Industries, Inc.	9,290	617,785
Westlake Chemical Corp.	1,707,624	47,950,082
*Zoltek Cos., Inc.	118,601	1,167,034

Total Materials		521,705,904

Other — (0.0%)
—Allen Organ Co. Escrow Shares	4,900	8,058
—*Avigen, Inc. Escrow Shares	268,555	—
—*Big 4 Ranch, Inc.	73,300	—
—*ePresence, Inc. Escrow Shares	312,600	—
—*Landco Real Estate LLC	4,900	—
—#*MAIR Holdings, Inc. Escrow Shares	593,484	—
—*Noel Group, Inc.	95,400	477
—*Petrocorp, Inc. Escrow Shares	102,600	6,156
—*Tripos Escrow Shares	200	18
—*Voyager Learning Co. Escrow Shares	103,000	—

Total Other		14,709

Telecommunication Services — (0.1%)
*Arbinet Corp.	552,802	1,116,660
*Cincinnati Bell, Inc.	879,028	2,962,324
#Consolidated Communications Holdings, Inc.	716	13,282
*FiberTower Corp.	2,400	13,056
*General Communications, Inc. Class A	194,477	1,196,034
*IDT Corp.	2,100	16,359
*IDT Corp. Class B	66,179	655,834

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Leap Wireless International, Inc.	155,036	$2,840,260
*SureWest Communications	354,061	3,044,925
*Xeta Corp.	65,385	239,963

Total Telecommunication Services		12,098,697

Utilities — (0.0%)
Maine & Maritimes Corp.	43,071	1,881,341
*Renegy Holdings, Inc.	33,158	21,553
SJW Corp.	6,227	171,118
#Unitil Corp.	27,551	608,326

Total Utilities		2,682,338

TOTAL COMMON STOCKS		7,370,214,245

RIGHTS/WARRANTS — (0.0%)
—*Bank of Florida Corp. Rights 05/21/10	299,292	62,851
—CSF Holding, Inc. Litigation Rights	40,500	—
*Federal-Mogul Corp. Warrants 12/27/14	62,197	34,208
—*Lantronix, Inc. Warrants	599	—

TOTAL RIGHTS/WARRANTS		97,059

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $8,520,000 FHLMC 4.00%, 12/15/38, valued at $8,871,450) to be repurchased at $8,737,138	$8,737	8,737,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.2%)
§@DFA Short Term Investment Fund	1,161,476,248	1,161,476,248
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $70,599,223 FNMA 2.907%(r), 05/01/36 & 5.194%(r) 10/01/38, valued at $39,789,516) to be repurchased at $38,631,169	$38,631	38,630,598
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $28,125,000 FNMA 5.000%, 12/01/39 & 5.500%, 07/01/35, valued at $25,622,079) to be repurchased at $24,874,931	24,875	24,874,516

TOTAL SECURITIES LENDING COLLATERAL		1,224,981,362

TOTAL INVESTMENTS — (100.0%) (Cost $7,681,658,373)		$8,604,029,666

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (84.3%)
Consumer Discretionary — (12.0%)
*1-800-FLOWERS.COM, Inc.	3,482	$9,959
*4Kids Entertainment, Inc.	2,300	2,484
*99 Cents Only Stores	32,769	508,575
#Aaron’s, Inc.	33,705	760,722
Aaron’s, Inc. Class A	1,716	32,287
Abercrombie & Fitch Co.	40,220	1,758,821
*AC Moore Arts & Crafts, Inc.	6,100	24,888
Acme United Corp.	1,000	11,400
Advance Auto Parts, Inc.	14,900	671,990
#*Aeropostale, Inc.	22,861	663,883
*AFC Enterprises, Inc.	9,803	106,951
*AH Belo Corp.	8,680	73,780
*Aldila, Inc.	1,600	9,776
*Alloy, Inc.	5,507	42,679
#*Amazon.com, Inc.	54,480	7,467,029
Ambassadors Group, Inc.	6,985	84,798
Amcon Distributing Co.	100	5,025
*American Apparel, Inc.	33,921	104,137
#*American Axle & Manufacturing Holdings, Inc.	27,690	297,944
*American Biltrite, Inc.	327	1,042
American Eagle Outfitters, Inc.	72,900	1,225,449
#American Greetings Corp. Class A	9,000	221,040
#*American Public Education, Inc.	1,700	71,995
*America’s Car-Mart, Inc.	5,510	139,568
*Amerigon, Inc.	7,396	72,555
Ameristar Casinos, Inc.	21,231	399,780
#*AnnTaylor Stores Corp.	23,400	507,780
*ante4, Inc.	1,806	5,888
*Apollo Group, Inc. Class A	18,300	1,050,603
#Arbitron, Inc.	7,506	231,260
#*Arctic Cat, Inc.	5,300	78,175
Ark Restaurants Corp.	983	13,811
#*ArvinMeritor, Inc.	39,700	608,204
*Asbury Automotive Group, Inc.	13,285	206,582
*Ascent Media Corp.	6,348	187,393
*Atrinsic, Inc.	1,352	1,325
*Audiovox Corp. Class A	9,407	87,579
#*AutoNation, Inc.	94,630	1,911,526
*Autozone, Inc.	7,852	1,452,699
*Bakers Footwear Group, Inc.	600	1,662
*Ballantyne Strong, Inc.	5,765	44,390
*Bally Technologies, Inc.	12,300	567,276
#Barnes & Noble, Inc.	28,010	617,340
*Bassett Furniture Industries, Inc.	3,800	22,762
*Beasley Broadcast Group, Inc.	1,050	6,174
*Beazer Homes USA, Inc.	28,700	188,559
bebe stores, inc.	41,657	343,254
*Bed Bath & Beyond, Inc.	31,900	1,466,124
Belo Corp.	38,810	336,483
*Benihana, Inc.	1,044	7,193
*Benihana, Inc. Class A	1,787	12,169
Best Buy Co., Inc.	50,043	2,281,961
Big 5 Sporting Goods Corp.	11,079	187,789
*Big Lots, Inc.	32,432	1,238,902
*Biglari Holdings, Inc.	775	303,219
#*BJ’s Restaurants, Inc.	14,200	342,646
#*Blockbuster, Inc. Class A	9,000	3,352
*Blue Nile, Inc.	2,457	132,653

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Bluegreen Corp.	10,800	$65,556
Blyth, Inc.	4,225	243,529
Bob Evans Farms, Inc.	14,710	454,980
*Bon-Ton Stores, Inc. (The)	5,390	92,277
Books-A-Million, Inc.	6,280	46,472
*Borders Group, Inc.	10,693	27,160
#*BorgWarner, Inc.	42,300	1,833,282
Bowl America, Inc. Class A	1,359	17,735
#*Boyd Gaming Corp.	39,150	497,205
Brinker International, Inc.	40,183	744,189
*Brink’s Home Security Holdings, Inc.	15,200	637,488
*Brookfield Homes Corp.	13,796	154,653
Brown Shoe Co., Inc.	20,219	380,117
Brunswick Corp.	71,200	1,488,080
#Buckle, Inc.	15,575	563,504
*Buffalo Wild Wings, Inc.	7,000	289,380
*Build-A-Bear-Workshop, Inc.	8,500	81,260
#Burger King Holdings, Inc.	50,050	1,056,055
#*Cabela’s, Inc.	33,087	600,860
Cablevision Systems Corp.	31,221	856,704
*Cache, Inc.	6,900	47,127
*California Coastal Communities, Inc.	1,578	1,752
#*California Pizza Kitchen, Inc.	10,000	205,000
#Callaway Golf Co.	36,962	347,073
*Cambium Learning Group, Inc.	1,085	5,371
*Canterbury Park Holding Corp.	514	4,127
#*Capella Education Co.	3,380	306,296
#*Career Education Corp.	35,600	1,042,012
*Caribou Coffee Co., Inc.	7,000	61,950
#*CarMax, Inc.	61,958	1,522,308
*Carmike Cinemas, Inc.	4,200	70,476
Carnival Corp.	106,338	4,434,295
*Carriage Services, Inc.	6,149	30,561
*Carrols Restaurant Group, Inc.	8,000	59,920
*Carter’s, Inc.	22,773	733,746
*Casual Male Retail Group, Inc.	18,061	73,869
Cato Corp. Class A	10,000	237,500
*Cavco Industries, Inc.	3,108	121,740
CBS Corp.	6,154	99,818
CBS Corp. Class B	211,096	3,421,866
*CEC Entertainment, Inc.	7,894	308,261
*Charming Shoppes, Inc.	57,296	323,722
#*Cheesecake Factory, Inc.	23,542	639,636
#Cherokee, Inc.	1,652	33,767
Chico’s FAS, Inc.	69,797	1,039,277
#*Children’s Place Retail Stores, Inc. (The)	12,401	568,214
#*Chipotle Mexican Grill, Inc.	10,500	1,416,555
#Choice Hotels International, Inc.	23,351	847,875
Christopher & Banks Corp.	17,000	166,430
*Chromcraft Revington, Inc.	2,232	6,250
Churchill Downs, Inc.	7,173	274,941
Cinemark Holdings, Inc.	51,071	932,556
#*Citi Trends, Inc.	5,906	198,087
CKE Restaurants, Inc.	18,240	225,082
*CKX, Inc.	21,056	123,809
*Clear Channel Outdoor Holdings, Inc.	17,938	207,722
Coach, Inc.	46,230	1,930,102
*Coast Distribution System, Inc.	890	3,920
*Cobra Electronics Corp.	535	1,503
#*Coinstar, Inc.	10,200	452,472
*Coldwater Creek, Inc.	34,200	242,136

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Collective Brands, Inc.	30,987	$726,645
Collectors Universe, Inc.	1,440	20,261
#Columbia Sportswear Co.	16,916	939,515
Comcast Corp. Class A	354,209	6,992,086
Comcast Corp. Special Class A	137,251	2,587,181
*Concord Camera Corp.	405	1,620
#*Conn’s, Inc.	11,521	109,795
Cooper Tire & Rubber Co.	25,100	532,622
*Core-Mark Holding Co., Inc.	5,900	180,068
#*Corinthian Colleges, Inc.	31,061	485,173
*Cosi, Inc.	4,164	5,247
CPI Corp.	1,630	43,244
Cracker Barrel Old Country Store, Inc.	5,879	290,246
*Craftmade International, Inc.	822	4,459
*Crocs, Inc.	38,100	368,046
#*Crown Media Holdings, Inc.	18,305	33,132
CSS Industries, Inc.	2,400	48,048
*Culp, Inc.	4,800	57,312
*Cumulus Media, Inc.	11,857	57,862
*Cybex International, Inc.	4,787	7,372
*Cycle Country Accessories Corp.	300	129
*Dana Holding Corp.	67,500	901,800
#Darden Restaurants, Inc.	15,181	679,350
*Deckers Outdoor Corp.	5,002	703,181
*Decorator Industries, Inc.	300	576
*dELiA*s, Inc.	3,132	5,481
*Delta Apparel, Inc.	6,541	109,823
*Destination Maternity Corp.	2,100	66,360
DeVry, Inc.	11,200	698,768
#*Dick’s Sporting Goods, Inc.	35,107	1,021,965
Dillard’s, Inc.	34,198	960,280
*DineEquity, Inc.	8,320	342,202
*DIRECTV Class A	212,022	7,681,557
*Discovery Communications, Inc. (25470F104)	47,726	1,846,996
*Discovery Communications, Inc. (25470F203)	1,400	54,600
*Discovery Communications, Inc. (25470F302)	55,353	1,847,130
DISH Network Corp.	31,340	694,181
*Dixie Group, Inc.	3,381	16,567
*Dolan Media Co.	12,388	147,293
*Dollar Tree, Inc.	23,790	1,444,529
*Domino’s Pizza, Inc.	24,500	377,545
*Dorman Products, Inc.	8,491	215,247
Dover Downs Gaming & Entertainment, Inc.	8,520	33,484
Dover Motorsports, Inc.	3,800	8,360
#DR Horton, Inc.	153,000	2,247,570
*DreamWorks Animation SKG, Inc.	21,850	867,226
*Dress Barn, Inc. (The)	30,095	833,030
*Drew Industries, Inc.	11,569	296,745
*Drugstore.Com, Inc.	41,284	151,099
*DSW, Inc.	6,700	202,340
#*Eastman Kodak Co.	118,800	727,056
*EDCI Holdings, Inc.	1,303	4,176
Educational Development Corp.	1,183	7,358
*Einstein Noah Restaurant Group, Inc.	5,839	75,790
Emerson Radio Corp.	5,500	11,550
*Emmis Communications Corp. Class A	3,000	6,960
*Empire Resorts, Inc.	9,500	18,050
*Enova Systems, Inc.	2,543	3,306
*Entercom Communications Corp.	10,300	149,968
*Entravision Communications Corp.	17,300	55,533
*EnviroStar, Inc.	100	115

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Escalade, Inc.	1,400	$5,278
#Ethan Allen Interiors, Inc.	14,800	298,960
*Ever-Glory International Group, Inc.	1,700	5,100
*EW Scripps Co.	19,988	218,669
*Exide Technologies	33,782	200,665
Expedia, Inc.	51,400	1,213,554
#Family Dollar Stores, Inc.	30,300	1,198,668
*Famous Dave’s of America, Inc.	2,980	27,952
*Federal Mogul Corp.	49,359	938,808
Finish Line, Inc. Class A	25,495	410,724
*Fisher Communications, Inc.	3,928	59,077
*Flanigan’s Enterprises, Inc.	300	2,010
Flexsteel Industries, Inc.	1,119	15,677
#Foot Locker, Inc.	77,400	1,188,090
*Ford Motor Co.	410,003	5,338,239
Fortune Brands, Inc.	57,700	3,024,634
*Fossil, Inc.	33,665	1,309,568
*Frederick’s of Hollywood Group, Inc.	775	845
Fred’s, Inc.	21,200	294,468
Frisch’s Restaurants, Inc.	2,810	61,567
#*Fuel Systems Solutions, Inc.	6,150	193,540
*Full House Resorts, Inc.	8,100	25,272
*Furniture Brands International, Inc.	23,100	191,268
Gaiam, Inc.	7,614	68,983
#*GameStop Corp. Class A	26,162	635,998
*GameTech International, Inc.	3,391	6,952
Gaming Partners International Corp.	3,004	23,641
Gannett Co., Inc.	75,596	1,286,644
Gap, Inc.	82,374	2,037,109
#Garmin, Ltd.	14,557	544,141
#*Gaylord Entertainment Co.	22,928	773,820
*Genesco, Inc.	11,194	372,648
Gentex Corp.	54,528	1,171,807
#Genuine Parts Co.	29,009	1,241,585
#*G-III Apparel Group, Ltd.	7,972	227,999
*Global Traffic Network, Inc.	4,416	26,805
*Golfsmith International Holdings, Inc.	4,658	21,287
*Goodyear Tire & Rubber Co.	55,059	739,442
*Gray Television, Inc.	2,900	10,875
*Gray Television, Inc. Class A	300	1,101
*Great Wolf Resorts, Inc.	10,300	33,063
*Group 1 Automotive, Inc.	11,900	369,495
#Guess?, Inc.	29,700	1,362,339
*Gymboree Corp.	11,414	560,770
H&R Block, Inc.	53,355	976,930
*Hallwood Group, Inc.	200	10,062
*Hampshire Group, Ltd.	689	3,824
*Hanesbrands, Inc.	21,600	614,952
#Harley-Davidson, Inc.	47,790	1,616,736
*Harman International Industries, Inc.	26,905	1,062,209
#Harte-Hanks, Inc.	28,600	411,840
Hasbro, Inc.	17,210	660,176
*Hastings Entertainment, Inc.	1,400	8,120
#Haverty Furniture Cos., Inc.	8,431	137,425
Haverty Furniture Cos., Inc. Class A	470	7,797
*Hawk Corp.	2,765	63,982
*Heelys, Inc.	3,900	10,725
*Helen of Troy, Ltd.	15,300	413,253
*hhgregg, Inc.	15,600	446,628
*Hibbett Sporting Goods, Inc.	10,330	284,075
Hillenbrand, Inc.	22,500	553,050

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Hollywood Media Corp.	5,154	$6,082
Home Depot, Inc.	205,825	7,255,331
Hooker Furniture Corp.	5,900	92,984
*Hot Topic, Inc.	17,785	135,877
#*Hovnanian Enterprises, Inc.	23,300	165,663
*HSN, Inc.	21,685	653,369
*Iconix Brand Group, Inc.	32,460	560,260
*Infosonics Corp.	2,000	1,440
Interactive Data Corp.	36,877	1,234,273
International Game Technology	46,731	985,089
International Speedway Corp.	14,630	447,093
#*Interpublic Group of Cos., Inc. (The)	130,600	1,163,646
*Interval Leisure Group, Inc.	22,025	325,750
*iRobot Corp.	9,449	190,681
*Isle of Capri Casinos, Inc.	13,660	148,757
#*ITT Educational Services, Inc.	5,860	592,622
*J. Alexander’s Corp.	1,500	6,840
*J. Crew Group, Inc.	14,423	670,237
#J.C. Penney Co., Inc.	79,256	2,311,898
*Jack in the Box, Inc.	20,239	476,021
#*Jackson Hewitt Tax Service, Inc.	6,080	10,275
*Jaclyn, Inc.	400	2,690
*JAKKS Pacific, Inc.	11,900	181,951
*Jamba, Inc.	12,700	45,212
Jarden Corp.	32,967	1,058,900
*Jennifer Convertibles, Inc.	500	505
*Jo-Ann Stores, Inc.	14,500	639,740
Johnson Controls, Inc.	94,930	3,188,699
*Johnson Outdoors, Inc.	1,795	22,814
Jones Apparel Group, Inc.	42,831	932,003
*Jos. A. Bank Clothiers, Inc.	7,131	433,993
*Journal Communications, Inc.	19,313	109,505
*K12, Inc.	11,700	276,939
#KB Home	36,500	676,345
*Kenneth Cole Productions, Inc. Class A	4,700	58,562
*Kid Brands, Inc.	17,997	179,430
*Kirkland’s, Inc.	4,050	90,194
*Knology, Inc.	13,700	179,881
*Kohl’s Corp.	35,570	1,955,994
*Kona Grill, Inc.	1,820	7,680
—Koss Corp.	400	2,248
*Krispy Kreme Doughnuts, Inc.	22,416	82,939
KSW, Inc.	2,053	7,452
*K-Swiss, Inc. Class A	14,934	185,779
Lacrosse Footwear, Inc.	2,314	41,374
*Lakeland Industries, Inc.	1,850	16,280
*Lakes Entertainment, Inc.	3,772	8,487
*Lamar Advertising Co.	17,317	644,539
*Landry’s Restaurants, Inc.	300	6,927
#*Las Vegas Sands Corp.	176,285	4,382,445
—*Lazare Kaplan International, Inc.	1,600	4,000
*La-Z-Boy, Inc.	23,010	300,050
*Leapfrog Enterprises, Inc.	14,969	102,388
*Learning Tree International, Inc.	5,412	85,564
*Lee Enterprises, Inc.	18,010	68,078
#Leggett & Platt, Inc.	72,049	1,767,362
#Lennar Corp. Class A	75,468	1,501,813
Lennar Corp. Class B Voting	14,482	238,953
*Libbey, Inc.	2,084	31,052
#*Liberty Global, Inc. Class A	47,530	1,302,797
*Liberty Global, Inc. Series C	47,845	1,295,643

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Liberty Media Corp. Capital Series A	53,068	$2,349,320
*Liberty Media Corp. Capital Series B	239	9,834
*Liberty Media Corp. Interactive Class A	207,809	3,194,024
*Liberty Media Corp. Interactive Class B	5,303	83,018
*Liberty Media-Starz Corp. Series A	24,866	1,377,328
*Liberty Media-Starz Corp. Series B	105	6,047
#*Life Time Fitness, Inc.	18,028	662,709
*Lifetime Brands, Inc.	4,633	67,178
Limited Brands, Inc.	77,140	2,067,352
*LIN TV Corp.	10,887	78,713
*Lincoln Educational Services Corp.	10,174	253,943
*Lithia Motors, Inc.	7,113	56,762
*Live Nation Entertainment, Inc.	67,322	1,056,282
#*Liz Claiborne, Inc.	41,746	364,860
#*LKQ Corp.	52,172	1,098,742
#*LodgeNet Interactive Corp.	8,300	54,780
Lowe’s Cos., Inc.	229,830	6,232,990
*Luby’s, Inc.	12,791	52,187
*Lumber Liquidators Holdings, Inc.	6,500	197,990
*M/I Homes, Inc.	11,300	176,280
Mac-Gray Corp.	5,393	62,828
Macy’s, Inc.	163,931	3,803,199
*Madison Square Garden, Inc.	7,425	154,069
*Maidenform Brands, Inc.	9,401	214,531
Marcus Corp.	10,425	133,961
#*Marine Products Corp.	15,490	109,979
*MarineMax, Inc.	10,599	118,179
#Marriott International, Inc. Class A	41,466	1,524,290
#*Martha Stewart Living Omnimedia, Inc.	9,700	64,796
Mattel, Inc.	56,200	1,295,410
Matthews International Corp. Class A	8,780	307,300
*MAXXAM, Inc.	2	3,725
*McClatchy Co. (The)	28,407	154,818
*McCormick & Schmick’s Seafood Restaurants, Inc.	6,100	60,451
McDonald’s Corp.	129,657	9,152,488
McGraw-Hill Cos., Inc.	38,423	1,295,624
MDC Holdings, Inc.	23,000	880,900
*Media General, Inc.	10,600	134,090
*Mediacom Communications Corp.	15,766	104,371
Men’s Wearhouse, Inc. (The)	23,609	557,881
Meredith Corp.	19,900	715,007
*Meritage Homes Corp.	15,200	361,456
*Meritage Hospitality Group, Inc.	299	538
*MGM Mirage	157,989	2,510,445
*Midas, Inc.	2,597	29,891
*Modine Manufacturing Co.	22,200	311,022
#*Mohawk Industries, Inc.	26,421	1,684,075
*Monarch Casino & Resort, Inc.	7,582	88,103
Monro Muffler Brake, Inc.	11,922	427,523
*Morgans Hotel Group Co.	7,500	63,525
#*Morningstar, Inc.	19,573	920,127
*Morton’s Restaurant Group, Inc.	6,400	38,784
*Motorcar Parts of America, Inc.	3,700	22,977
*Movado Group, Inc.	9,444	117,200
*MTR Gaming Group, Inc.	4,807	9,758
*Multimedia Games, Inc.	8,600	39,302
*Nathan’s Famous, Inc.	2,300	36,064
National CineMedia, Inc.	15,879	302,336
National Presto Industries, Inc.	2,600	291,122
*Nautilus, Inc.	12,800	43,776
*Navarre Corp.	4,886	10,505

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Netflix, Inc.	12,010	$1,186,228
*Nevada Gold & Casinos, Inc.	700	735
*New Frontier Media, Inc.	4,370	8,609
*New York & Co., Inc.	25,215	154,820
*New York Times Co. Class A (The)	72,016	714,399
#Newell Rubbermaid, Inc.	98,300	1,677,981
News Corp. Class A	307,447	4,740,833
News Corp. Class B	136,507	2,428,460
*Nexstar Broadcasting Group, Inc.	5,200	34,736
NIKE, Inc. Class B	48,030	3,645,957
*Nobel Learning Communities, Inc.	2,709	18,828
*Nobility Homes, Inc.	775	7,944
#Nordstrom, Inc.	34,200	1,413,486
Nutri/System, Inc.	7,786	150,503
#*NVR, Inc.	1,400	1,005,270
*O’Charley’s, Inc.	9,782	93,418
*Office Depot, Inc.	124,558	854,468
*OfficeMax, Inc.	33,000	627,000
#Omnicom Group, Inc.	36,724	1,566,646
*Orange 21, Inc.	335	285
*Orbitz Worldwide, Inc.	33,907	223,447
#*O’Reilly Automotive, Inc.	23,384	1,143,244
#*Orient-Express Hotels, Ltd.	44,350	605,378
*Orleans Homebuilders, Inc.	4,970	1,044
#*Outdoor Channel Holdings, Inc.	9,378	64,802
*Overstock.com, Inc.	8,395	155,308
Oxford Industries, Inc.	5,706	123,193
*P & F Industries, Inc. Class A	270	675
#*P.F. Chang’s China Bistro, Inc.	8,800	384,032
*Pacific Sunwear of California, Inc.	29,000	146,740
*Palm Harbor Homes, Inc.	8,422	24,424
*Panera Bread Co.	11,114	866,225
*Papa John’s International, Inc.	9,993	273,808
*Peet’s Coffee & Tea, Inc.	5,000	198,100
*Penn National Gaming, Inc.	34,584	1,070,721
#*Penske Automotive Group, Inc.	44,500	666,610
Pep Boys - Manny, Moe & Jack (The)	25,300	317,009
*Perry Ellis International, Inc.	6,950	167,704
#PetMed Express, Inc.	5,200	115,128
PetSmart, Inc.	45,387	1,500,948
Phillips-Van Heusen Corp.	24,434	1,539,586
*Phoenix Footwear Group, Inc.	900	621
*Pier 1 Imports, Inc.	45,147	373,817
*Pinnacle Entertainment, Inc.	10,195	137,938
*Playboy Enterprises, Inc. Class A	400	1,856
*Playboy Enterprises, Inc. Class B	8,610	35,990
*Point.360	1,448	2,766
Polaris Industries, Inc.	18,430	1,090,503
#Polo Ralph Lauren Corp.	11,100	997,890
Pool Corp.	17,779	436,119
*Premier Exhibitions, Inc.	8,500	11,985
#*Pre-Paid Legal Services, Inc.	3,100	137,857
#*Priceline.com, Inc.	6,600	1,729,530
Primedia, Inc.	32,992	115,142
*Princeton Review, Inc.	12,140	37,998
* Pulte Group, Inc.	133,625	1,749,151
* Q.E.P. Co., Inc.	352	4,664
* Quantum Fuel Systems Technologies Worldwide, Inc.	1,310	918
* Quiksilver, Inc.	61,047	325,381
*Radio One, Inc.	20,958	105,628
RadioShack Corp.	48,900	1,053,795

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Raser Technologies, Inc.	2,700	$2,177
*RC2 Corp.	10,455	192,058
*RCN Corp.	11,908	174,809
*Reading International, Inc. Class A	5,859	24,432
*Red Lion Hotels Corp.	5,748	43,915
#*Red Robin Gourmet Burgers, Inc.	7,500	183,075
Regal Entertainment Group	51,000	871,080
#Regis Corp.	27,541	526,584
*Rent-A-Center, Inc.	32,056	827,686
*Rentrak Corp.	3,730	81,612
*Retail Ventures, Inc.	20,800	225,056
*Rex Stores Corp.	7,700	132,132
RG Barry Corp.	8,519	87,661
*RHI Entertainment, Inc.	600	199
*Rick’s Cabaret International, Inc.	4,200	51,954
*Rocky Brands, Inc.	1,749	17,193
#Ross Stores, Inc.	19,779	1,107,624
#*Royal Caribbean Cruises, Ltd.	78,413	2,810,322
*Rubio’s Restaurants, Inc.	1,991	16,028
#*Ruby Tuesday, Inc.	31,300	350,247
*Ruth’s Hospitality Group, Inc.	11,686	63,455
#Ryland Group, Inc.	24,327	554,169
*Saga Communications, Inc.	1,158	31,903
*Saks, Inc.	77,341	754,075
*Salem Communications Corp.	6,564	29,866
*Sally Beauty Holdings, Inc.	71,462	682,462
Scholastic Corp.	16,934	457,387
*Scientific Games Corp.	32,321	475,442
Scripps Networks Interactive, Inc.	20,754	940,986
*Sealy Corp.	41,500	155,210
#*Sears Holdings Corp.	44,029	5,325,308
*Select Comfort Corp.	22,100	250,172
Service Corp. International	127,510	1,145,040
#Sherwin-Williams Co.	18,300	1,428,681
*Shiloh Industries, Inc.	5,100	41,463
*Shoe Carnival, Inc.	6,377	176,388
*Shuffle Master, Inc.	21,476	206,170
*Shutterfly, Inc.	11,301	265,913
*Signet Jewelers, Ltd. ADR	41,310	1,322,746
*Silverleaf Resorts, Inc.	3,086	4,629
*Sinclair Broadcast Group, Inc. Class A	18,566	127,920
*Skechers U.S.A., Inc. Class A	15,655	600,369
Skyline Corp.	4,311	100,489
#*Smith & Wesson Holding Corp.	12,478	55,527
Snap-On, Inc.	29,900	1,440,582
Sonesta International Hotels Corp. Class A	347	4,962
*Sonic Automotive, Inc.	22,770	243,184
*Sonic Corp.	19,031	222,853
#Sotheby’s Class A	27,200	908,480
*Spanish Broadcasting System, Inc.	2,100	3,591
Spartan Motors, Inc.	15,475	95,481
*Spectrum Group International, Inc.	385	799
Speedway Motorsports, Inc.	20,629	335,221
*Sport Chalet, Inc. Class A	2,317	7,067
*Sport Chalet, Inc. Class B	238	804
Sport Supply Group, Inc.	5,800	77,778
Stage Stores, Inc.	18,735	285,709
Standard Motor Products, Inc.	9,905	105,587
*Standard Pacific Corp.	50,150	321,462
*Stanley Black & Decker, Inc.	39,117	2,431,122
*Stanley Furniture, Inc.	3,668	36,203

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Staples, Inc.	87,619	$2,061,675
*Starbucks Corp.	90,330	2,346,773
#Starwood Hotels & Resorts Worldwide, Inc.	21,900	1,193,769
*Stein Mart, Inc.	19,181	181,836
*Steiner Leisure, Ltd.	5,700	267,159
*Steinway Musical Instruments, Inc.	4,614	88,404
*Steven Madden, Ltd.	6,871	398,243
Stewart Enterprises, Inc.	42,244	286,414
*Stoneridge, Inc.	9,915	106,983
*Strattec Security Corp.	1,780	48,096
#Strayer Education, Inc.	3,102	754,158
#Sturm Ruger & Co., Inc.	7,700	128,513
Superior Industries International, Inc.	14,600	246,156
*Syms Corp.	2,783	25,353
Systemax, Inc.	16,580	385,153
#*Talbots, Inc.	22,193	365,075
*Tandy Brands Accessories, Inc.	1,100	4,444
*Tandy Leather Factory, Inc.	616	2,797
Target Corp.	88,029	5,006,209
*Tempur-Pedic International, Inc.	16,906	569,732
*Tenneco, Inc.	23,000	592,710
#*Texas Roadhouse, Inc.	27,610	408,076
Thor Industries, Inc.	25,687	917,283
#Tiffany & Co.	24,000	1,163,520
*Timberland Co. Class A	23,803	511,764
Time Warner Cable, Inc.	61,278	3,446,888
Time Warner, Inc.	196,723	6,507,597
#TJX Cos., Inc. (The)	48,691	2,256,341
*Toll Brothers, Inc.	67,465	1,522,685
*Town Sports International Holdings, Inc.	7,300	27,521
Tractor Supply Co.	14,338	963,083
#*True Religion Apparel, Inc.	9,700	303,125
*TRW Automotive Holdings Corp.	32,600	1,050,046
*Tuesday Morning Corp.	27,700	156,505
Tupperware Corp.	22,510	1,149,586
*Ulta Salon Cosmetics & Fragrance, Inc.	21,433	495,531
#*Under Armour, Inc. Class A	14,240	480,600
*Unifi, Inc.	27,866	106,727
UniFirst Corp.	7,910	386,562
*Universal Electronics, Inc.	7,376	156,519
*Universal Technical Institute, Inc.	8,800	210,848
*Urban Outfitters, Inc.	26,500	994,015
*US Auto Parts Network, Inc.	11,388	107,047
V.F. Corp.	24,800	2,143,216
#*Vail Resorts, Inc.	17,572	801,986
*Valassis Communications, Inc.	16,500	539,385
Value Line, Inc.	1,267	27,507
*Valuevision Media, Inc.	14,300	44,044
*VCG Holding Corp.	300	591
#*Viacom, Inc. Class A	6,310	246,153
*Viacom, Inc. Class B	66,556	2,351,423
#*Volcom, Inc.	10,600	252,704
*WABCO Holdings, Inc.	25,199	836,355
Walt Disney Co. (The)	331,641	12,217,654
*Warnaco Group, Inc.	24,230	1,159,163
*Warner Music Group Corp.	28,039	192,067
Washington Post Co.	2,710	1,374,404
Weight Watchers International, Inc.	28,463	756,262
*Wells-Gardner Electronics Corp.	1,041	2,259
Wendy’s/Arby’s Group, Inc.	224,167	1,190,327
*West Marine, Inc.	10,108	120,993

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Wet Seal, Inc. (The)	37,725	$178,439
Weyco Group, Inc.	3,295	80,530
#Whirlpool Corp.	26,600	2,895,942
Wiley (John) & Sons, Inc. Class A	19,957	843,582
Wiley (John) & Sons, Inc. Class B	2,044	86,686
*Williams Controls, Inc.	1,101	10,074
Williams-Sonoma, Inc.	49,578	1,427,846
*Winmark Corp.	600	16,782
*Winnebago Industries, Inc.	15,138	251,745
#*WMS Industries, Inc.	21,200	1,060,424
Wolverine World Wide, Inc.	19,300	590,773
World Wrestling Entertainment, Inc.	9,600	175,200
#Wyndham Worldwide Corp.	77,920	2,089,035
Wynn Resorts, Ltd.	18,940	1,671,266
Yum! Brands, Inc.	54,690	2,319,950
*Zale Corp.	13,900	45,314
*Zumiez, Inc.	17,356	322,127

Total Consumer Discretionary		367,703,700

Consumer Staples — (6.7%)
#Alberto-Culver Co.	37,820	1,089,216
Alico, Inc.	3,014	80,414
*Alliance One International, Inc.	48,200	245,338
Altria Group, Inc.	239,799	5,081,341
*American Italian Pasta Co.	6,000	235,380
Andersons, Inc. (The)	8,540	308,636
Archer-Daniels-Midland Co.	111,700	3,120,898
Arden Group, Inc. Class A	497	50,446
Avon Products, Inc.	51,616	1,668,745
B&G Foods, Inc.	22,000	227,260
*BJ’s Wholesale Club, Inc.	28,157	1,077,850
*Boston Beer Co., Inc. Class A	3,797	216,467
Bridgford Foods Corp.	1,800	23,076
Brown-Forman Corp. Class A	3,400	204,612
#Brown-Forman Corp. Class B	15,644	910,168
Bunge, Ltd.	51,156	2,708,710
*Cagle’s, Inc. Class A	500	3,125
Calavo Growers, Inc.	5,173	89,700
Cal-Maine Foods, Inc.	7,293	243,440
Campbell Soup Co.	41,449	1,486,361
Casey’s General Stores, Inc.	25,861	999,010
CCA Industries, Inc.	3,400	18,938
*Central European Distribution Corp.	33,855	1,173,076
*Central Garden & Pet Co.	11,250	126,338
*Central Garden & Pet Co. Class A	22,990	237,487
*Chiquita Brands International, Inc.	36,000	541,440
Church & Dwight Co., Inc.	14,762	1,022,268
Clorox Co.	14,487	937,309
Coca-Cola Bottling Co.	1,894	104,322
Coca-Cola Co. (The)	276,700	14,789,615
Coca-Cola Enterprises, Inc.	98,095	2,720,174
*Coffee Holding Co., Inc.	300	1,557
Colgate-Palmolive Co.	60,009	5,046,757
#ConAgra, Inc.	69,013	1,688,748
*Constellation Brands, Inc. Class A	71,930	1,314,161
*Constellation Brands, Inc. Class B	2,943	54,446
Corn Products International, Inc.	39,480	1,421,280
Costco Wholesale Corp.	53,235	3,145,124
*Craft Brewers Alliance, Inc.	4,600	11,500
CVS Caremark Corp.	263,150	9,718,130
*Darling International, Inc.	30,660	290,963

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Dean Foods Co.	40,130	$630,041
Del Monte Foods Co.	103,415	1,545,020
Diamond Foods, Inc.	6,237	266,382
*Diedrich Coffee, Inc.	800	27,808
Dr Pepper Snapple Group, Inc.	76,171	2,493,077
*Elizabeth Arden, Inc.	13,507	245,962
*Energizer Holdings, Inc.	14,504	886,194
Estee Lauder Cos., Inc.	18,100	1,193,152
Farmer Brothers Co.	7,111	133,047
#Flowers Foods, Inc.	35,850	945,006
*Fresh Del Monte Produce, Inc.	28,860	602,308
General Mills, Inc.	39,840	2,835,811
Golden Enterprises, Inc.	1,623	5,599
#*Great Atlantic & Pacific Tea Co.	21,355	171,908
#*Green Mountain Coffee, Inc.	14,850	1,079,001
Griffin Land & Nurseries, Inc. Class A	1,500	43,875
H.J. Heinz Co.	36,866	1,727,909
#*Hain Celestial Group, Inc.	19,198	379,736
*Hansen Natural Corp.	14,400	634,752
*Harbinger Group, Inc.	4,059	27,155
Herbalife, Ltd.	12,096	583,632
Hershey Co. (The)	21,419	1,006,907
Hormel Foods Corp.	31,349	1,277,785
*HQ Sustainable Maritime Industries, Inc.	4,481	25,497
*IGI Labratories, Inc.	921	861
Imperial Sugar Co.	6,013	96,388
Ingles Markets, Inc.	7,111	113,989
Inter Parfums, Inc.	13,916	240,468
J & J Snack Foods Corp.	7,014	326,782
J.M. Smucker Co.	42,294	2,582,895
*John B. Sanfilippo & Son, Inc.	3,524	52,966
Kellogg Co.	45,802	2,516,362
Kimberly-Clark Corp.	50,298	3,081,255
Kraft Foods, Inc.	255,784	7,571,206
Kroger Co. (The)	78,511	1,745,300
Lancaster Colony Corp.	11,310	621,711
Lance, Inc.	11,856	274,822
#*Lifeway Foods, Inc.	2,500	27,550
Lorillard, Inc.	19,115	1,498,043
Mannatech, Inc.	10,355	39,970
McCormick & Co., Inc. (579780107)	624	24,804
McCormick & Co., Inc. (579780206)	19,043	753,532
Mead Johnson Nutrition Co.	16,243	838,301
*Medifast, Inc.	4,251	135,692
*MGP Ingredients, Inc.	6,791	52,766
Molson Coors Brewing Co.	39,384	1,747,074
Molson Coors Brewing Co. Class A	400	17,430
Nash-Finch Co.	6,081	212,957
National Beverage Corp.	17,480	202,768
*Natural Alternatives International, Inc.	2,094	15,852
*Nature’s Sunshine Products, Inc.	200	2,698
*NBTY, Inc.	29,300	1,191,924
Nu Skin Enterprises, Inc. Class A	25,209	757,783
*Nutraceutical International Corp.	4,000	61,880
Oil-Dri Corp. of America	3,323	68,122
*Omega Protein Corp.	7,142	38,210
*Orchids Paper Products Co.	1,551	22,970
*Overhill Farms, Inc.	4,533	27,470
*Pantry, Inc.	11,500	181,930
*Parlux Fragrances, Inc.	10,321	21,261
*PC Group, Inc.	1,300	910

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
PepsiCo, Inc.	204,747	$13,353,599
Philip Morris International, Inc.	227,096	11,145,872
*Physicians Formula Holdings, Inc.	4,966	14,997
*Pilgrim’s Pride Corp.	11,600	135,256
*Prestige Brands Holdings, Inc.	26,300	256,162
PriceSmart, Inc.	11,183	278,233
Procter & Gamble Co.	344,026	21,384,656
*Ralcorp Holdings, Inc.	21,694	1,443,736
*Reddy Ice Holdings, Inc.	6,400	27,136
Reliv’ International, Inc.	2,740	7,946
*Revlon, Inc.	18,943	331,881
Reynolds American, Inc.	34,799	1,858,963
*Rite Aid Corp.	17,800	26,344
Rocky Mountain Chocolate Factory, Inc.	3,763	35,824
#Ruddick Corp.	23,810	841,445
Safeway, Inc.	81,978	1,934,681
Sanderson Farms, Inc.	7,704	436,586
Sara Lee Corp.	99,418	1,413,724
Schiff Nutrition International, Inc.	6,140	43,533
*Seneca Foods Corp.	3,830	125,777
*Seneca Foods Corp. Class B	438	14,305
*Smart Balance, Inc.	30,388	202,080
#*Smithfield Foods, Inc.	80,225	1,503,416
Spartan Stores, Inc.	10,550	159,200
*Star Scientific, Inc.	7,700	14,168
SUPERVALU, Inc.	76,940	1,146,406
*Susser Holdings Corp.	5,224	56,262
Sysco Corp.	71,740	2,262,680
Tasty Baking Co.	2,565	19,263
*Tofutti Brands, Inc.	456	839
Tootsie Roll Industries, Inc.	14,387	382,694
*TreeHouse Foods, Inc.	16,435	695,036
Tyson Foods, Inc. Class A	113,787	2,229,087
*United Natural Foods, Inc.	14,675	450,376
United-Guardian, Inc.	1,222	15,251
#Universal Corp.	12,420	643,108
*USANA Health Sciences, Inc.	4,467	161,929
#Vector Group, Ltd.	14,977	245,473
Village Super Market, Inc.	1,464	39,396
Walgreen Co.	114,970	4,041,196
Wal-Mart Stores, Inc.	432,810	23,220,256
WD-40 Co.	6,500	228,995
Weis Markets, Inc.	13,889	517,782
#*Whole Foods Market, Inc.	47,900	1,869,058
*Winn-Dixie Stores, Inc.	28,753	362,575

Total Consumer Staples		205,945,474

Energy — (8.0%)
*Abraxas Petroleum Corp.	3,201	9,219
Adams Resources & Energy, Inc.	1,578	29,840
*Allis-Chalmers Energy, Inc.	32,700	131,781
#Alon USA Energy, Inc.	24,400	178,364
*Alpha Natural Resources, Inc.	30,033	1,413,954
*American Oil & Gas, Inc.	17,592	126,662
Anadarko Petroleum Corp.	84,667	5,262,901
Apache Corp.	58,756	5,979,011
*Approach Resources, Inc.	10,225	91,514
#Arch Coal, Inc.	61,596	1,663,092
*Arena Resources, Inc.	14,700	542,871
*Atlas Energy, Inc.	30,633	1,105,239
*ATP Oil & Gas Corp.	24,599	449,178

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Atwood Oceanics, Inc.	32,125	$1,169,671
#*Baker Hughes, Inc.	92,642	4,609,886
*Barnwell Industries, Inc.	1,570	6,908
*Basic Energy Services, Inc.	18,705	190,978
#Berry Petroleum Corp. Class A	24,828	803,682
*Bill Barrett Corp.	23,248	792,292
*BioFuel Energy Corp.	9,800	25,676
*Bolt Technology Corp.	2,252	24,930
*Boots & Coots, Inc.	25,999	76,177
#*BPZ Resources, Inc.	44,995	297,867
*Brigham Exploration Co.	23,315	454,876
*Bristow Group, Inc.	17,300	669,683
*Bronco Drilling Co., Inc.	11,400	54,492
Cabot Oil & Gas Corp.	37,700	1,362,101
*Cal Dive International, Inc.	45,547	298,788
*Callon Petroleum Co.	10,300	62,521
*Cameron International Corp.	31,973	1,261,655
CARBO Ceramics, Inc.	9,000	659,250
#*Carrizo Oil & Gas, Inc.	11,400	250,116
*Cheniere Energy, Inc.	19,519	81,004
Chesapeake Energy Corp.	108,143	2,573,803
Chevron Corp.	343,420	27,968,125
Cimarex Energy Co.	37,740	2,569,339
*Clayton Williams Energy, Inc.	5,921	275,090
*Clean Energy Fuels Corp.	22,595	398,124
*CNX Gas Corp.	18,901	723,341
*Complete Production Services, Inc.	37,500	565,875
*Comstock Resources, Inc.	23,457	752,031
*Concho Resources, Inc.	30,896	1,755,511
ConocoPhillips	254,226	15,047,637
Consol Energy, Inc.	29,168	1,303,226
*Contango Oil & Gas Co.	7,630	418,887
*Continental Resources, Inc.	26,743	1,314,686
*CREDO Petroleum Corp.	4,696	45,551
*Crosstex Energy, Inc.	34,800	314,244
*CVR Energy, Inc.	23,800	202,062
*Dawson Geophysical Co.	3,474	101,753
Delek US Holdings, Inc.	22,900	160,529
#*Delta Petroleum Corp.	15,781	24,303
#*Denbury Resources, Inc.	144,820	2,773,303
Devon Energy Corp.	61,033	4,109,352
*DHT Holdings, Inc.	871	4,111
#Diamond Offshore Drilling, Inc.	16,800	1,328,880
*Double Eagle Petroleum Co.	3,662	17,394
*Dresser-Rand Group, Inc.	31,529	1,112,343
#*Dril-Quip, Inc.	15,508	898,378
*Dune Energy, Inc.	927	286
El Paso Corp.	115,870	1,402,027
*Endeavour International Corp.	10,100	16,362
*Energy Partners, Ltd.	19,323	264,145
*ENGlobal Corp.	7,130	25,312
EOG Resources, Inc.	40,129	4,499,263
*Evolution Petroleum Corp.	9,772	58,437
EXCO Resources, Inc.	33,879	628,455
*Exterran Holdings, Inc.	32,202	938,688
Exxon Mobil Corp.	469,066	31,826,128
*FMC Technologies, Inc.	19,628	1,328,619
*Forest Oil Corp.	44,056	1,290,841
Frontier Oil Corp.	50,400	766,080
*FX Energy, Inc.	12,372	53,323
*Gasco Energy, Inc.	1,500	674

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
General Maritime Corp.	28,025	$227,283
*Geokinetics, Inc.	4,248	37,128
*GeoMet, Inc.	4,840	6,534
*GeoResources, Inc.	8,800	151,008
*Global Industries, Ltd.	48,300	323,610
#*GMX Resources, Inc.	3,271	26,201
*Goodrich Petroleum Corp.	12,313	208,459
#*Green Plains Renewable Energy, Inc.	15,092	207,213
Gulf Island Fabrication, Inc.	7,029	168,485
*Gulfmark Offshore, Inc.	10,966	377,998
*Gulfport Energy Corp.	16,013	200,162
Halliburton Co.	109,508	3,356,420
*Harvest Natural Resources, Inc.	26,700	235,761
*Helix Energy Solutions Group, Inc.	50,666	738,710
Helmerich & Payne, Inc.	38,900	1,580,118
*Hercules Offshore, Inc.	44,596	176,600
Hess Corp.	55,891	3,551,873
*HKN, Inc.	3,600	11,088
#Holly Corp.	21,561	582,147
*Hornbeck Offshore Services, Inc.	11,400	278,958
Houston American Energy Corp.	6,318	82,766
*International Coal Group, Inc.	86,600	456,382
*ION Geophysical Corp.	52,803	317,346
*James River Coal Co.	10,161	191,230
*Key Energy Services, Inc.	60,500	657,030
*Kodiak Oil & Gas Corp.	8,600	34,228
Lufkin Industries, Inc.	6,410	545,683
*Magnum Hunter Resources Corp.	10,100	46,864
Marathon Oil Corp.	121,711	3,913,009
*Mariner Energy, Inc.	48,598	1,160,520
Massey Energy Co.	36,387	1,332,856
*Matrix Service Co.	13,691	145,535
#*McMoran Exploration Co.	18,400	219,696
*Meridian Resource Corp.	14,372	4,169
*Mexco Energy Corp.	311	2,864
*Mitcham Industries, Inc.	4,796	35,059
Murphy Oil Corp.	30,650	1,843,598
*Nabors Industries, Ltd.	102,883	2,219,186
National-Oilwell, Inc.	71,103	3,130,665
*Natural Gas Services Group, Inc.	5,900	105,787
*New Concept Energy, Inc.	139	556
*Newfield Exploration Co.	39,479	2,297,283
*Newpark Resources, Inc.	42,400	283,232
Noble Energy, Inc.	30,750	2,349,300
*Northern Oil & Gas, Inc.	5,100	82,926
Occidental Petroleum Corp.	76,653	6,796,055
#*Oceaneering International, Inc.	15,258	999,399
*Oil States International, Inc.	23,762	1,147,942
*OMNI Energy Services Corp.	4,140	13,745
#Overseas Shipholding Group, Inc.	14,858	743,791
*OYO Geospace Corp.	2,381	118,336
Panhandle Oil & Gas, Inc.	3,684	91,953
*Parker Drilling Co.	55,558	307,236
#*Patriot Coal Corp.	43,360	853,758
Patterson-UTI Energy, Inc.	74,306	1,136,139
Peabody Energy Corp.	32,830	1,533,818
Penn Virginia Corp.	21,840	557,138
*Petrohawk Energy Corp.	69,250	1,495,108
*Petroleum Development Corp.	12,000	280,920
#*PetroQuest Energy, Inc.	28,777	170,072
*PHI, Inc. Non-Voting	5,880	122,245

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*PHI, Inc. Voting	365	$7,691
*Pioneer Drilling Co.	24,900	182,766
#Pioneer Natural Resources Co.	42,707	2,738,800
*Plains Exploration & Production Co.	51,010	1,495,103
*PostRock Energy Corp.	304	2,584
*Pride International, Inc.	63,768	1,934,083
#*Quicksilver Resources, Inc.	62,472	866,487
Range Resources Corp.	32,765	1,564,856
*Rex Energy Corp.	16,000	212,800
*Rosetta Resources, Inc.	23,044	573,796
*Rowan Cos., Inc.	54,319	1,618,706
#*Royale Energy, Inc.	400	904
RPC, Inc.	42,459	579,565
#*SandRidge Energy, Inc.	67,100	503,921
Schlumberger, Ltd.	144,689	10,333,688
*SEACOR Holdings, Inc.	10,900	917,453
*Seahawk Drilling, Inc.	3,904	65,041
Smith International, Inc.	85,703	4,093,175
Southern Union Co.	48,100	1,256,853
*Southwestern Energy Co.	37,882	1,503,158
Spectra Energy Corp.	78,400	1,829,856
#St. Mary Land & Exploration Co.	29,920	1,203,981
*Stone Energy Corp.	23,352	380,638
#*SulphCo, Inc.	700	268
Sunoco, Inc.	54,322	1,780,675
*Superior Energy Services, Inc.	38,000	1,028,280
*Superior Well Services, Inc.	14,800	214,600
*Swift Energy Corp.	18,235	659,742
*Syntroleum Corp.	1,100	2,486
*T-3 Energy Services, Inc.	6,200	184,450
*Teekay Corp.	37,864	948,493
#Tesoro Petroleum Corp.	72,237	949,917
*Tetra Technologies, Inc.	36,330	446,496
*TGC Industries, Inc.	7,176	29,564
Tidewater, Inc.	26,925	1,443,449
*Toreador Resources Corp.	7,438	67,463
*Trico Marine Services, Inc.	8,054	26,417
*Tri-Valley Corp.	6,400	7,552
*Union Drilling, Inc.	11,528	76,431
*Unit Corp.	23,000	1,098,710
*Uranium Energy Corp.	6,700	19,162
*Uranium Resources, Inc.	6,850	4,521
#*USEC, Inc.	54,025	324,150
VAALCO Energy, Inc.	19,778	110,955
Valero Energy Corp.	98,381	2,045,341
*Venoco, Inc.	21,405	318,934
*Verenium Corp.	166	686
#W&T Offshore, Inc.	27,100	256,637
*Warren Resources, Inc.	33,400	119,572
#*Western Refining, Inc.	32,700	175,272
*Westmoreland Coal Co.	3,366	47,326
*Whiting Petroleum Corp.	18,922	1,709,224
#*Willbros Group, Inc.	18,770	235,564
Williams Cos., Inc. (The)	71,295	1,683,275
#World Fuel Services Corp.	20,135	572,438
XTO Energy, Inc.	90,925	4,320,756

Total Energy		245,038,589

Financials — (14.2%)
*1st Constitution Bancorp	1,072	8,951
1st Source Corp.	13,107	250,737

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
21st Century Holding Co.	2,688	$9,811
Abington Bancorp, Inc.	12,718	120,948
Access National Corp.	3,155	19,750
Advance America Cash Advance Centers, Inc.	29,220	167,138
*Advanta Corp. Class A	2,785	84
#*Affiliated Managers Group, Inc.	17,874	1,504,633
*Affirmative Insurance Holdings, Inc.	4,752	21,954
Aflac, Inc.	56,618	2,885,253
*Allegheny Corp.	4,423	1,314,339
Alliance Bancorp, Inc. of Pennsylvania	167	1,391
Alliance Financial Corp.	1,005	30,120
Allied World Assurance Co. Holdings, Ltd.	23,998	1,045,593
Allstate Corp. (The)	92,404	3,018,839
*Altisource Portfolio Solutions SA	10,181	245,973
—#*Amcore Financial, Inc.	4,080	3,223
Ameriana Bancorp.	456	2,294
American Capital, Ltd.	140,564	863,063
American Equity Investment Life Holding Co.	28,423	299,010
American Express Co.	145,973	6,732,275
American Financial Group, Inc.	60,576	1,782,752
*American Independence Corp.	1,861	10,422
American National Bankshares, Inc.	2,256	48,978
American National Insurance Co.	12,817	1,411,921
American Physicians Capital, Inc.	4,893	163,622
American River Bankshares	2,147	18,486
*American Safety Insurance Holdings, Ltd.	4,200	67,956
*American Spectrum Realty, Inc.	96	2,459
#*AmericanWest Bancorporation	3,885	1,204
*AmeriCredit Corp.	65,732	1,573,624
Ameriprise Financial, Inc.	63,572	2,947,198
Ameris Bancorp.	6,138	68,316
*AMERISAFE, Inc.	9,600	164,160
*AmeriServe Financial, Inc.	6,999	15,678
AmTrust Financial Services, Inc.	28,364	386,601
AON Corp.	38,610	1,639,381
*Arch Capital Group, Ltd.	20,938	1,582,494
Argo Group International Holdings, Ltd.	16,839	555,519
Arrow Financial Corp.	4,123	114,619
Aspen Insurance Holdings, Ltd.	43,033	1,161,030
*Asset Acceptance Capital Corp.	14,775	108,744
Associated Banc-Corp.	92,698	1,346,902
Assurant, Inc.	42,498	1,548,202
Assured Guaranty, Ltd.	68,188	1,469,451
Asta Funding, Inc.	4,816	37,228
#Astoria Financial Corp.	48,278	779,207
*Atlantic American Corp.	2,737	4,927
*Atlantic Coast Federal Corp.	1,971	5,420
Auburn National Bancorporation, Inc.	110	2,204
*Avatar Holdings, Inc.	4,834	115,243
Axis Capital Holdings, Ltd.	53,043	1,653,350
*B of I Holding, Inc.	3,419	60,277
Baldwin & Lyons, Inc.	327	7,766
Baldwin & Lyons, Inc. Class B	4,385	110,020
#BancFirst Corp.	9,839	434,293
Bancorp Rhode Island, Inc.	1,530	43,865
*Bancorp, Inc.	12,874	114,192
BancorpSouth, Inc.	38,534	853,143
#BancTrust Financial Group, Inc.	8,405	52,027
Bank Mutual Corp.	25,820	183,838
Bank of America Corp.	1,715,765	30,592,090
Bank of Commerce Holdings	2,256	11,664

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Bank of Florida Corp.	2,400	$2,544
*Bank of Granite Corp.	3,100	5,487
Bank of Hawaii Corp.	18,750	991,500
Bank of Kentucky Financial Corp.	400	7,672
Bank of New York Mellon Corp. (The)	206,666	6,433,513
#Bank of the Ozarks, Inc.	7,800	300,066
*BankAtlantic Bancorp, Inc.	480	1,258
BankFinancial Corp.	10,671	103,082
#Banner Corp.	8,438	47,843
Bar Harbor Bankshares	1,075	31,605
BB&T Corp.	118,178	3,928,237
#BCB Bancorp, Inc.	840	7,686
*BCSB Bancorp, Inc.	552	5,796
*Beach First National Bancshares, Inc.	1,100	55
Beacon Federal Bancorp, Inc.	2,000	17,600
*Beneficial Mutual Bancorp., Inc.	39,585	392,287
*Berkshire Bancorp, Inc.	1,000	5,760
Berkshire Hills Bancorp, Inc.	6,932	145,572
BGC Partners, Inc. Class A	12,700	82,804
BlackRock, Inc.	7,870	1,448,080
*BNCCORP, Inc.	409	1,258
#BOK Financial Corp.	25,762	1,402,226
#Boston Private Financial Holdings, Inc.	33,244	263,625
Bridge Bancorp, Inc.	400	9,332
*Bridge Capital Holdings	900	8,784
*Broadpoint Gleacher Securities, Inc.	27,427	117,388
Brookline Bancorp, Inc.	33,717	370,550
Brooklyn Federal Bancorp, Inc.	2,293	17,198
Brown & Brown, Inc.	50,656	1,020,212
*Brunswick Bancorp	40	244
Bryn Mawr Bank Corp.	1,847	33,929
C&F Financial Corp.	721	15,177
*Cadence Financial Corp.	2,507	7,496
Calamos Asset Management, Inc.	9,525	118,586
California First National Bancorp	2,174	28,436
Camco Financial Corp.	900	2,979
Camden National Corp.	3,471	124,019
*Cape Bancorp, Inc.	3,633	26,012
Capital Bank Corp.	2,288	10,845
Capital City Bank Group, Inc.	7,769	136,657
Capital One Financial Corp.	75,619	3,282,621
Capital Properties, Inc.	300	2,678
—Capital Properties, Inc. Class B	300	—
Capital Southwest Corp.	1,761	165,622
CapitalSource, Inc.	156,410	933,768
#*Capitol Bancorp, Ltd.	8,998	21,955
Capitol Federal Financial	19,923	750,898
Cardinal Financial Corp.	13,958	152,840
*Cardtronics, Inc.	13,993	195,062
*Carolina Bank Holdings, Inc.	900	4,203
Carrollton Bancorp	331	1,705
Carver Bancorp, Inc.	200	1,652
Cascade Financial Corp.	2,700	5,427
#Cash America International, Inc.	14,100	522,546
Cathay General Bancorp	38,152	471,940
#*CB Richard Ellis Group, Inc.	45,896	794,919
Center Bancorp, Inc.	6,250	52,000
*Center Financial Corp.	15,412	103,877
CenterState Banks of Florida, Inc.	12,576	151,289
Central Bancorp, Inc.	62	585
*Central Jersey Bancorp	1,319	4,880

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Central Pacific Financial Corp.	8,400	$18,312
Central Virginia Bankshares, Inc.	747	2,039
Centrue Financial Corp.	1,244	4,329
Century Bancorp, Inc. Class A	599	11,591
CFS Bancorp, Inc.	1,100	5,478
Charles Schwab Corp. (The)	140,897	2,717,903
Charter Financial Corp.	1,425	14,464
#Chemical Financial Corp.	13,004	308,195
*Chicopee Bancorp, Inc.	3,096	39,412
Chubb Corp.	59,777	3,160,410
Cincinnati Financial Corp.	60,830	1,727,572
*CIT Group, Inc.	9,792	397,555
*Citigroup, Inc.	1,506,027	6,581,338
Citizens Community Bancorp, Inc.	1,300	5,525
#*Citizens First Bancorp, Inc.	1,040	239
Citizens Holding Co.	600	15,156
*Citizens Republic Bancorp, Inc.	2,800	3,500
Citizens South Banking Corp.	2,141	14,687
*Citizens, Inc.	23,647	165,765
#City Holding Co.	7,598	266,234
#City National Corp.	25,060	1,560,737
CKX Lands, Inc.	485	5,941
Clifton Savings Bancorp, Inc.	9,033	88,704
CME Group, Inc.	11,367	3,733,036
#*CNA Financial Corp.	99,148	2,788,042
*CNA Surety Corp.	28,827	483,429
CNB Financial Corp.	1,300	20,150
CoBiz Financial, Inc.	18,283	130,541
Codorus Valley Bancorp, Inc.	829	7,088
#Cohen & Steers, Inc.	15,550	420,938
*Colonial Bankshares, Inc.	579	5,833
Colony Bankcorp, Inc.	1,153	8,509
Columbia Banking System, Inc.	13,600	305,728
Comerica, Inc.	67,614	2,839,788
Comm Bancorp, Inc.	300	6,800
Commerce Bancshares, Inc.	31,384	1,299,925
Commercial National Financial Corp.	675	11,681
Commonwealth Bankshares, Inc.	1,891	8,415
Community Bank System, Inc.	18,721	461,847
*Community Capital Corp.	635	2,819
*Community Central Bank Corp.	463	1,320
#Community Trust Bancorp, Inc.	7,219	216,714
*Community West Bancshares	983	3,106
*CompuCredit Holdings Corp.	22,592	135,326
*Conseco, Inc.	133,080	785,172
Consolidated-Tokoma Land Co.	2,606	89,073
*Consumer Portfolio Services, Inc.	2,900	5,336
*Cowen Group, Inc.	5,200	28,080
*Cowlitz Bancorporation	47	352
*Crawford & Co. Class A	4,758	14,797
*Crawford & Co. Class B	5,480	24,660
*Credit Acceptance Corp.	9,264	417,806
*Crescent Financial Corp.	2,580	9,494
#Cullen Frost Bankers, Inc.	27,408	1,626,939
#CVB Financial Corp.	50,288	553,671
Danvers Bancorp, Inc.	10,306	168,503
#*Dearborn Bancorp, Inc.	1,024	3,185
Delphi Financial Group, Inc. Class A	23,279	640,172
Diamond Hill Investment Group, Inc.	877	68,441
Dime Community Bancshares, Inc.	16,800	214,200
Discover Financial Services	200,277	3,096,282

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Dollar Financial Corp.	11,182	$261,771
Donegal Group, Inc. Class A	11,025	159,091
Donegal Group, Inc. Class B	2,067	36,700
#*Doral Financial Corp.	17,534	94,508
Duff & Phelps Corp.	9,130	143,341
*E*TRADE Financial Corp.	75,764	127,284
East West Bancorp, Inc.	54,804	1,073,610
Eastern Insurance Holdings, Inc.	3,762	38,560
Eastern Virginia Bankshares, Inc.	721	5,588
#Eaton Vance Corp.	18,755	660,926
ECB Bancorp, Inc.	500	8,250
*eHealth, Inc.	9,639	132,151
EMC Insurance Group, Inc.	6,030	146,288
Employers Holdings, Inc.	20,791	342,636
*Encore Bancshares, Inc.	4,200	43,218
#*Encore Capital Group, Inc.	11,400	262,314
#Endurance Specialty Holdings, Ltd.	30,299	1,116,518
*Enstar Group, Ltd.	6,535	432,094
Enterprise Bancorp, Inc.	2,503	31,112
Enterprise Financial Services Corp.	5,732	60,243
Erie Indemnity Co.	19,256	891,745
ESB Financial Corp.	4,517	64,593
ESSA Bancorp, Inc.	8,421	106,357
Evans Bancorp, Inc.	616	9,283
Evercore Partners, Inc. Class A	3,500	125,440
Everest Re Group, Ltd.	22,900	1,755,285
*EzCorp, Inc.	9,622	199,272
F.N.B. Corp.	55,801	520,065
Farmers Capital Bank Corp.	1,757	14,812
FBL Financial Group, Inc. Class A	14,081	363,853
Federal Agricultural Mortgage Corp.	5,758	129,670
#Federated Investors, Inc.	23,350	563,202
Fidelity Bancorp, Inc.	209	1,828
Fidelity National Financial, Inc.	82,919	1,258,710
#*Fidelity Southern Corp.	2,460	21,945
Fifth Third Bancorp	272,954	4,069,744
Financial Institutions, Inc.	4,878	78,438
*First Acceptance Corp.	18,300	36,417
First Advantage Bancorp	733	7,880
First American Corp.	44,643	1,543,309
First Bancorp	8,931	145,665
First Bancorp of Indiana, Inc.	96	1,032
First Bancorp, Inc.	2,550	40,520
*First Bancshares, Inc.	200	1,725
First Busey Corp.	15,170	76,608
First Business Financial Services, Inc.	893	8,930
*First California Financial Group, Inc.	117	386
*First Cash Financial Services, Inc.	11,629	256,536
First Citizens BancShares, Inc.	3,247	668,882
First Commonwealth Financial Corp.	41,402	271,183
First Community Bancshares, Inc.	6,790	113,054
First Defiance Financial Corp.	3,139	42,376
First Federal Bancshares of Arkansas, Inc.	2,803	9,502
*First Federal of Northern Michigan Bancorp, Inc.	200	300
First Financial Bancorp	27,453	524,627
First Financial Bankshares, Inc.	8,105	433,455
First Financial Corp.	6,221	181,342
First Financial Holdings, Inc.	6,774	95,649
First Financial Northwest, Inc.	8,555	55,180
First Financial Service Corp.	917	7,785
*First Franklin Corp.	197	1,929

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Horizon National Corp.	107,503	$1,521,167
*First Keystone Financial, Inc.	291	3,859
First M&F Corp.	1,977	8,936
*First Marblehead Corp. (The)	47,504	166,739
#*First Mariner Bancorp, Inc.	200	340
First Merchants Corp.	9,463	82,707
First Mercury Financial Corp.	9,000	117,990
First Midwest Bancorp, Inc.	34,858	529,842
*First National Bancshares, Inc.	300	231
First Niagara Financial Group, Inc.	101,801	1,415,034
*First Pactrust Bancorp, Inc.	823	7,037
First Place Financial Corp.	9,209	46,782
#*First Regional Bancorp	2,891	202
First Security Group, Inc.	3,995	11,426
First South Bancorp, Inc.	4,111	57,307
#*First State Bancorporation	4,600	3,358
#First United Corp.	1,938	12,888
First West Virginia Bancorp, Inc.	247	3,767
Firstbank Corp.	1,139	7,063
*FirstCity Financial Corp.	2,702	19,698
FirstMerit Corp.	41,611	977,858
*Flagstar Bancorp, Inc.	19,400	12,319
Flagstone Reinsurance Holdings, Ltd.	39,268	437,838
Flushing Financial Corp.	14,949	203,456
#FNB United Corp.	1,515	2,682
#*Forest City Enterprises, Inc. Class A	65,320	1,009,194
*Forest City Enterprises, Inc. Class B	4,268	66,453
*Forestar Group, Inc.	17,440	393,098
*Fox Chase Bancorp, Inc.	1,835	20,589
*FPIC Insurance Group, Inc.	7,488	203,823
#Franklin Resources, Inc.	28,019	3,240,117
#*Frontier Financial Corp.	938	3,349
#Fulton Financial Corp.	90,179	946,880
*GAINSCO, Inc.	513	4,489
Gallagher (Arthur J.) & Co.	40,221	1,056,606
GAMCO Investors, Inc.	2,574	118,430
*Genworth Financial, Inc.	180,000	2,973,600
German American Bancorp, Inc.	5,957	94,776
GFI Group, Inc.	51,356	354,356
Glacier Bancorp, Inc.	33,244	614,682
Goldman Sachs Group, Inc. (The)	86,215	12,518,418
Great Southern Bancorp, Inc.	6,169	150,462
#*Greene Bancshares, Inc.	4,808	60,773
Greenhill & Co., Inc.	6,421	564,342
*Greenlight Capital Re, Ltd.	14,200	363,804
*Grubb & Ellis Co.	8,047	14,324
GS Financial Corp.	400	5,458
*Guaranty Bancorp	17,093	26,836
*Guaranty Federal Bancshares, Inc.	909	5,709
#*Habersham Bancorp	200	294
*Hallmark Financial Services, Inc.	8,889	104,090
Hampden Bancorp, Inc.	343	3,361
#Hampton Roads Bankshares, Inc.	4,213	12,176
Hancock Holding Co.	19,556	799,449
#*Hanmi Financial Corp.	20,404	60,804
Hanover Insurance Group, Inc.	26,743	1,204,772
Harleysville Group, Inc.	13,380	428,428
Harleysville Savings Financial Corp.	1,322	19,420
*Harrington West Financial Group, Inc.	979	316
*Harris & Harris Group, Inc.	11,700	56,745
Hartford Financial Services Group, Inc.	100,135	2,860,857

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Hawthorn Bancshares, Inc.	667	$8,798
HCC Insurance Holdings, Inc.	51,971	1,413,091
#Heartland Financial USA, Inc.	6,940	132,623
*Heritage Commerce Corp.	7,489	41,339
*Heritage Financial Corp.	3,585	54,886
Heritage Financial Group	2,300	28,819
HF Financial Corp.	1,230	14,182
*HFF, Inc.	4,200	37,044
*Hilltop Holdings, Inc.	30,305	355,478
Hingham Institution for Savings	262	9,676
*HMN Financial, Inc.	989	6,369
*Home Bancorp, Inc.	1,240	17,199
Home Bancshares, Inc.	12,084	339,802
Home Federal Bancorp, Inc.	7,992	127,313
*Homeowners Choice, Inc.	800	5,448
HopFed Bancorp, Inc.	758	10,184
Horace Mann Educators Corp.	18,500	318,385
Horizon Bancorp	420	9,240
#*Horizon Financial Corp.	3,875	66
Hudson City Bancorp, Inc.	193,064	2,567,751
Huntington Bancshares, Inc.	271,246	1,836,335
IBERIABANK Corp.	14,132	871,096
Independence Holding Co.	6,009	48,132
Independent Bank Corp. (453836108)	9,813	254,549
#Independent Bank Corp. (453838104)	5,000	5,750
Indiana Community Bancorp	559	6,848
Infinity Property & Casualty Corp.	7,832	361,290
Integra Bank Corp.	5,549	6,881
#*Interactive Brokers Group, Inc.	18,800	322,232
*IntercontinentalExchange, Inc.	8,141	949,485
*Intergroup Corp. (The)	200	3,094
*International Assets Holding Corp.	7,627	123,329
International Bancshares Corp.	33,505	809,816
*Intervest Bancshares Corp.	1,800	11,250
Invesco, Ltd.	162,572	3,737,530
*Investment Technology Group, Inc.	18,900	328,293
*Investors Bancorp, Inc.	57,922	805,695
*Investors Capital Holdings, Ltd.	859	1,546
Investors Title Co.	632	20,540
Janus Capital Group, Inc.	77,289	1,088,229
#Jefferies Group, Inc.	83,214	2,265,085
Jefferson Bancshares, Inc.	1,271	5,910
JMP Group, Inc.	8,398	65,001
#Jones Lang LaSalle, Inc.	19,136	1,509,448
JPMorgan Chase & Co.	673,089	28,660,130
*KBW, Inc.	12,500	374,375
Kearny Financial Corp.	32,335	330,787
Kentucky First Federal Bancorp	936	9,276
KeyCorp.	325,636	2,937,237
K-Fed Bancorp	5,296	53,013
*Knight Capital Group, Inc.	46,600	724,630
Lakeland Bancorp, Inc.	12,436	130,578
Lakeland Financial Corp.	4,627	96,519
Landmark Bancorp, Inc.	874	13,993
Legacy Bancorp, Inc.	3,487	32,673
Legg Mason, Inc.	59,707	1,892,115
#*Leucadia National Corp.	89,136	2,256,032
Life Partners Holdings, Inc.	2,730	63,063
Lincoln National Corp.	104,765	3,204,761
LNB Bancorp, Inc.	1,858	10,200
Loews Corp.	72,759	2,709,545

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Louisiana Bancorp, Inc.	2,100	$31,080
LSB Corp.	914	12,787
LSB Financial Corp.	259	3,300
#M&T Bank Corp.	42,782	3,737,008
#*Macatawa Bank Corp.	3,585	6,991
*Magyar Bancorp, Inc.	211	958
MainSource Financial Group, Inc.	10,799	87,364
#*Markel Corp.	3,634	1,391,241
*Market Leader, Inc.	2,600	5,850
MarketAxess Holdings, Inc.	14,921	234,558
*Marlin Business Services Corp.	6,724	77,393
Marsh & McLennan Cos., Inc.	66,561	1,612,107
Marshall & Ilsley Corp.	196,293	1,786,266
*Maui Land & Pineapple Co., Inc.	2,542	12,786
Max Capital Group, Ltd.	27,241	607,474
Mayflower Bancorp, Inc.	100	763
MB Financial, Inc.	25,163	616,494
*MBIA, Inc.	131,236	1,257,241
#MBT Financial Corp.	3,390	9,899
*MCG Capital Corp.	36,100	239,343
Meadowbrook Insurance Group, Inc.	30,545	241,306
Medallion Financial Corp.	8,800	70,400
#*Mercantile Bancorp, Inc.	2,368	7,578
Mercantile Bank Corp.	960	5,731
Mercer Insurance Group, Inc.	2,635	48,352
Merchants Bancshares, Inc.	2,282	53,148
Mercury General Corp.	26,891	1,209,826
*Meridian Interstate Bancorp, Inc.	6,333	72,956
Meta Financial Group, Inc.	354	9,845
MetLife, Inc.	138,105	6,294,826
*Metro Bancorp, Inc.	1,996	27,086
*MetroCorp Bancshares, Inc.	3,008	10,588
*MF Global Holdings, Ltd.	58,400	538,448
*MGIC Investment Corp.	61,959	646,232
MicroFinancial, Inc.	2,918	11,672
Mid Penn Bancorp, Inc.	497	5,094
MidSouth Bancorp, Inc.	2,790	44,780
#*Midwest Banc Holdings, Inc.	5,564	2,393
MidWestOne Financial Group, Inc.	416	5,940
Monroe Bancorp	1,119	8,337
Montpelier Re Holdings, Ltd.	39,616	657,626
#Moody’s Corp.	26,928	665,660
Morgan Stanley	236,957	7,160,841
*MSCI, Inc.	23,646	819,334
MutualFirst Financial, Inc.	1,220	10,968
*Nara Bancorp, Inc.	17,890	161,010
*NASDAQ OMX Group, Inc. (The)	77,975	1,637,475
*National Financial Partners Corp.	20,010	307,954
National Interstate Corp.	9,224	192,689
#National Penn Bancshares, Inc.	61,344	449,038
National Security Group, Inc.	212	2,890
National Western Life Insurance Co. Class A	600	114,684
Naugatuck Valley Financial Corp.	57	401
*Navigators Group, Inc.	10,900	437,417
NBT Bancorp, Inc.	21,064	515,436
Nelnet, Inc. Class A	18,989	379,020
*New Century Bancorp, Inc.	300	1,809
New England Bancshares, Inc.	945	7,938
New Hampshire Thrift Bancshares, Inc.	1,486	16,242
New Westfield Financial, Inc.	15,250	138,775
#New York Community Bancorp, Inc.	162,214	2,671,665

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
NewAlliance Bancshares, Inc.	53,994	$703,542
*NewBridge Bancorp	5,140	24,415
*Newport Bancorp, Inc.	900	10,912
*NewStar Financial, Inc.	23,330	178,708
North Central Bancshares, Inc.	200	3,700
*North Valley Bancorp	1,261	3,342
Northeast Bancorp	200	2,606
Northeast Community Bancorp, Inc.	3,456	21,116
Northern Trust Corp.	28,474	1,565,501
#Northfield Bancorp, Inc.	20,614	304,263
Northrim Bancorp, Inc.	1,902	32,829
Northwest Bancshares, Inc.	53,449	667,578
Norwood Financial Corp.	740	20,528
NYMAGIC, Inc.	3,500	77,700
NYSE Euronext, Inc.	95,604	3,119,559
Ocean Shore Holding Co.	2,641	30,372
OceanFirst Financial Corp.	8,527	109,657
#*Ocwen Financial Corp.	47,607	549,861
Ohio Valley Banc Corp.	662	13,796
Old National Bancorp	41,969	562,804
Old Republic International Corp.	114,896	1,724,589
#Old Second Bancorp, Inc.	8,665	49,564
OneBeacon Insurance Group, Ltd.	15,589	252,854
*optionsXpress Holdings, Inc.	20,283	360,023
Oriental Financial Group, Inc.	9,700	162,184
Oritani Financial Corp.	11,064	183,552
Osage Bancshares, Inc.	900	7,744
#*PAB Bankshares, Inc.	1,714	4,696
#*Pacific Capital Bancorp	5,900	10,266
Pacific Continental Corp.	8,390	97,240
*Pacific Mercantile Bancorp	1,900	9,481
*Pacific Premier Bancorp, Inc.	670	3,323
#PacWest Bancorp	16,875	405,169
Pamrapo Bancorp, Inc.	911	6,933
#*Park Bancorp, Inc.	153	644
Park National Corp.	7,081	485,048
Parkvale Financial Corp.	1,654	16,656
PartnerRe, Ltd.	30,660	2,378,603
#Patriot National Bancorp	500	1,125
Peapack-Gladstone Financial Corp.	1,697	23,588
Penns Woods Bancorp, Inc.	770	24,678
*Penson Worldwide, Inc.	12,300	115,620
Peoples Bancorp of North Carolina	1,583	11,128
Peoples Bancorp, Inc. (709788202)	470	6,792
Peoples Bancorp, Inc. (709789101)	4,660	80,804
#People’s United Financial, Inc.	146,851	2,280,596
#*PHH Corp.	26,366	598,245
#*Phoenix Cos., Inc. (The)	92,900	300,067
*PICO Holdings, Inc.	10,686	379,887
Pinnacle Bancshares, Inc.	200	1,915
*Pinnacle Financial Partners, Inc.	16,091	245,870
#*Piper Jaffray Cos., Inc.	9,000	354,240
Platinum Underwriters Holdings, Ltd.	25,400	945,134
*PMA Capital Corp.	15,267	104,884
#*PMI Group, Inc. (The)	39,387	205,206
PNC Financial Services Group, Inc.	87,583	5,886,453
*Popular, Inc.	96,050	378,437
Porter Bancorp, Inc.	3,227	45,662
#*Portfolio Recovery Associates, Inc.	7,411	492,609
*Preferred Bank	2,679	5,197
Premier Financial Bancorp, Inc.	1,251	12,010

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Presidential Life Corp.	11,783	$138,804
*Primus Guaranty, Ltd.	14,710	66,342
Princeton National Bancorp, Inc.	1,222	10,986
#Principal Financial Group, Inc.	114,858	3,356,151
PrivateBancorp, Inc.	19,200	274,944
*ProAssurance Corp.	17,100	1,042,245
Progressive Corp.	79,930	1,605,794
#Prosperity Bancshares, Inc.	22,634	887,705
Protective Life Corp.	40,100	965,207
Providence Community Bancshares, Inc.	200	510
Provident Financial Holdings, Inc.	5,035	30,210
Provident Financial Services, Inc.	31,408	413,957
Provident New York Bancorp	21,871	224,615
Prudential Bancorp, Inc. of Pennsylvania	2,615	20,188
Prudential Financial, Inc.	79,578	5,057,978
PSB Holdings, Inc.	1,100	4,895
Pulaski Financial Corp.	3,035	21,336
QC Holdings, Inc.	6,181	32,079
Radian Group, Inc.	40,010	567,742
#Raymond James Financial, Inc.	52,583	1,611,143
Regions Financial Corp.	427,406	3,778,269
Reinsurance Group of America, Inc.	30,929	1,596,864
RenaissanceRe Holdings, Ltd.	22,800	1,275,660
#Renasant Corp.	10,227	169,052
Republic Bancorp, Inc. Class A	4,638	112,008
*Republic First Bancorp, Inc.	2,966	11,063
Resource America, Inc.	7,064	41,748
Rewards Network, Inc.	3,051	39,724
*RiskMetrics Group, Inc.	4,900	109,956
*Riverview Bancorp, Inc.	2,680	9,514
RLI Corp.	10,157	589,106
Rockville Financial, Inc.	9,024	108,829
*Rodman & Renshaw Capital Group, Inc.	11,800	50,976
Roma Financial Corp.	13,343	156,113
Rome Bancorp, Inc.	2,945	25,327
#*Royal Bancshares of Pennsylvania, Inc. Class A	1,587	6,110
Rurban Financial Corp.	1,124	8,008
S&T Bancorp, Inc.	13,031	313,396
S.Y. Bancorp, Inc.	5,051	119,911
*Safeguard Scientifics, Inc.	9,610	132,234
Safety Insurance Group, Inc.	8,600	320,694
Salisbury Bancorp, Inc.	416	10,067
Sanders Morris Harris Group, Inc.	11,758	70,195
#Sandy Spring Bancorp, Inc.	10,914	190,449
Savannah Bancorp, Inc. (The)	1,013	11,447
SCBT Financial Corp.	6,175	245,703
Seabright Insurance Holdings	10,922	118,831
*Seacoast Banking Corp. of Florida	8,265	18,018
*Security National Financial Corp. Class A	741	2,067
SEI Investments Co.	30,551	686,175
Selective Insurance Group, Inc.	26,233	438,353
Shore Bancshares, Inc.	1,961	27,630
*SI Financial Group, Inc.	3,283	20,946
*Siebert Financial Corp.	3,562	7,730
#Sierra Bancorp	4,335	54,101
*Signature Bank	20,542	829,486
Simmons First National Corp.	6,628	186,114
*SLM Corp.	180,878	2,213,947
Smithtown Bancorp, Inc.	4,540	21,111
Somerset Hills Bancorp	1,180	10,408
South Financial Group, Inc.	5,000	3,850

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
South Street Financial Corp.	300	$908
*Southcoast Financial Corp.	1,754	6,630
*Southern Community Financial Corp.	5,725	15,801
*Southern Connecticut Bancorp, Inc.	400	2,704
*Southern First Bancshares, Inc.	675	5,569
Southern Missouri Bancorp, Inc.	243	3,451
Southside Bancshares, Inc.	7,551	162,945
Southwest Bancorp, Inc.	7,804	114,407
Southwest Georgia Financial Corp.	714	6,604
#*St. Joe Co. (The)	36,327	1,200,244
StanCorp Financial Group, Inc.	25,300	1,137,488
State Auto Financial Corp.	19,016	340,196
State Bancorp, Inc.	7,056	69,854
State Street Corp.	57,638	2,507,253
StellarOne Corp.	10,979	163,697
Sterling Bancorp	9,510	101,852
Sterling Bancshares, Inc.	35,350	207,858
#*Sterling Financial Corp.	12,450	10,836
Stewart Information Services Corp.	8,700	99,006
*Stifel Financial Corp.	11,110	636,936
*Stratus Properties, Inc.	2,912	32,469
Student Loan Corp.	8,595	242,723
#Suffolk Bancorp	3,705	115,040
*Sun Bancorp, Inc.	9,389	50,701
SunTrust Banks, Inc.	84,605	2,504,308
#*Superior Bancorp	3,772	13,353
#Susquehanna Bancshares, Inc.	60,629	660,856
*Sussex Bancorp	332	2,098
#*SVB Financial Group	20,150	991,984
SWS Group, Inc.	12,800	141,696
Synovus Financial Corp.	239,350	720,444
T Rowe Price Group, Inc.	31,313	1,800,811
#*Taylor Capital Group, Inc.	4,600	63,020
#TCF Financial Corp.	63,603	1,184,924
*TD Ameritrade Holding Corp.	75,485	1,511,210
Teche Holding Co.	557	17,813
*Tejon Ranch Co.	6,602	189,874
*Tennessee Commerce Bancorp, Inc.	267	2,731
#*Teton Advisors, Inc.	29	320
*Texas Capital Bancshares, Inc.	17,160	341,484
TF Financial Corp.	652	12,388
TFS Financial Corp.	86,557	1,223,916
Thomas Properties Group, Inc.	7,222	33,005
*Thomas Weisel Partners Group, Inc.	13,296	104,374
#*TIB Financial Corp.	2,017	1,936
*Tidelands Bancshares, Inc.	957	2,153
#*TierOne Corp.	2,296	1,033
Timberland Bancorp, Inc.	1,600	7,856
Tompkins Financial Corp.	4,272	173,529
#Torchmark Corp.	30,894	1,654,065
Tower Bancorp, Inc.	3,449	88,777
*Tower Financial Corp.	350	2,765
Tower Group, Inc.	18,084	417,017
#TowneBank	8,645	138,579
*TradeStation Group, Inc.	18,598	155,479
Transatlantic Holdings, Inc.	24,284	1,207,643
Travelers Cos., Inc. (The)	98,865	5,016,410
*Tree.com, Inc.	4,074	37,073
#TriCo Bancshares	7,692	146,456
#Trustco Bank Corp.	34,132	226,978
Trustmark Corp.	31,739	776,971

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
U.S. Bancorp	238,444	$6,383,146
UMB Financial Corp.	19,500	821,340
Umpqua Holdings Corp.	46,134	689,242
Unico American Corp.	100	950
Union Bankshares, Inc.	718	13,283
Union First Market Bankshares Corp.	5,399	90,595
*United America Indemnity, Ltd.	17,290	164,255
United Bancshares, Inc. (909458101)	600	5,730
#United Bancshares, Inc. (909907107)	20,885	606,500
*United Community Banks, Inc.	20,343	118,803
*United Community Financial Corp.	5,332	10,664
United Financial Bancorp, Inc.	9,596	134,152
United Fire & Casualty Co.	21,736	497,102
*United PanAm Financial Corp.	2,900	9,512
#*United Security Bancshares	3,591	16,878
United Western Bancorp, Inc.	2,704	4,948
Unitrin, Inc.	32,678	955,832
*Unity Bancorp, Inc.	723	3,969
Universal Insurance Holdings, Inc.	17,580	88,779
Univest Corp. of Pennsylvania	4,792	93,779
Unum Group	124,562	3,048,032
Validus Holdings, Ltd.	48,571	1,241,960
Valley National Bancorp	74,884	1,216,116
ViewPoint Financial Group	10,729	182,715
*Virginia Commerce Bancorp, Inc.	11,870	84,633
*Virtus Investment Partners, Inc.	920	22,292
VIST Financial Corp.	1,764	16,582
#*Waccamaw Bankshares, Inc.	220	614
Waddell & Reed Financial, Inc.	19,738	732,675
Wainwright Bank & Trust Co.	2,570	24,749
Washington Banking Co.	7,605	109,436
#Washington Federal, Inc.	55,216	1,135,793
Washington Trust Bancorp, Inc.	7,741	140,190
*Waterstone Financial, Inc.	11,672	45,054
Wayne Savings Bancshares, Inc.	555	4,695
Webster Financial Corp.	38,245	792,436
Wells Fargo & Co.	766,713	25,385,867
WesBanco, Inc.	14,649	282,433
Wesco Financial Corp.	1,789	678,120
West Bancorporation	6,992	56,845
West Coast Bancorp	16,318	56,134
#Westamerica Bancorporation	11,404	670,213
*Western Alliance Bancorp	30,514	265,472
#Westwood Holdings Group, Inc.	1,714	65,989
White Mountains Insurance Group, Ltd.	4,207	1,445,525
#Whitney Holding Corp.	46,700	639,790
Wilber Corp.	1,734	11,809
#Wilmington Trust Corp.	35,700	618,681
#Wilshire Bancorp, Inc.	13,973	151,747
Wintrust Financial Corp.	14,400	537,120
*World Acceptance Corp.	9,067	319,884
WR Berkley Corp.	55,919	1,509,813
WSB Holdings, Inc.	1,227	3,767
WVS Financial Corp.	803	11,242
*XL Capital, Ltd.	101,272	1,802,642
Yadkin Valley Financial Corp.	5,776	26,454
Zenith National Insurance Corp.	20,264	766,384
#Zions Bancorporation	71,150	2,044,140
*ZipRealty, Inc.	8,818	38,799

Total Financials		435,399,151

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (9.3%)
*A.D.A.M., Inc.	2,518	$9,442
*Abaxis, Inc.	8,492	220,028
Abbott Laboratories	188,919	9,665,096
*ABIOMED, Inc.	25,176	242,697
*Abraxis Bioscience, Inc.	15,938	796,422
*Acadia Pharmaceuticals, Inc.	2,200	3,652
*Accelrys, Inc.	11,394	79,644
*Accuray, Inc.	21,521	138,595
*Achillion Pharmaceuticals, Inc.	7,500	19,725
*Acorda Therapeutics, Inc.	7,700	298,375
*Adolor Corp.	10,522	20,518
Aetna, Inc.	73,700	2,177,835
*Affymax, Inc.	7,800	185,952
#*Affymetrix, Inc.	32,500	225,550
*Air Methods Corp.	6,200	205,096
#*Akorn, Inc.	10,281	21,590
*Albany Molecular Research, Inc.	14,650	117,200
*Alexion Pharmaceuticals, Inc.	12,777	701,202
*Alexza Pharmaceuticals, Inc.	19,627	65,554
*Align Technology, Inc.	24,729	419,898
*Alkermes, Inc.	37,269	488,224
Allergan, Inc.	36,162	2,303,158
*Alliance HealthCare Services, Inc.	21,600	115,776
*Allied Healthcare International, Inc.	18,475	51,915
*Allied Healthcare Products, Inc.	1,117	4,300
*Allos Therapeutics, Inc.	13,000	102,700
#*Allscripts-Misys Healthcare Solutions, Inc.	56,506	1,139,726
*Almost Family, Inc.	3,302	139,873
*Alnylam Pharmaceuticals, Inc.	7,515	127,454
*Alphatec Holdings, Inc.	19,184	128,149
#*AMAG Pharmaceuticals, Inc.	6,055	206,778
#*Amedisys, Inc.	9,834	566,242
America Services Group, Inc.	3,955	67,077
*American Dental Partners, Inc.	6,847	88,189
#*American Medical Systems Holdings, Inc.	27,836	498,821
*American Shared Hospital Services	508	1,468
*AMERIGROUP Corp.	24,703	895,237
AmerisourceBergen Corp.	63,150	1,948,178
*Amgen, Inc.	127,585	7,318,276
*Amicus Therapeutics, Inc.	1,836	5,967
*AMN Healthcare Services, Inc.	17,458	159,566
*Amsurg Corp.	15,100	312,872
#*Amylin Pharmaceuticals, Inc.	52,300	1,079,472
*Anadys Pharmaceuticals, Inc.	3,845	9,766
Analogic Corp.	6,010	287,398
*AngioDynamics, Inc.	12,968	207,488
*Anika Therapeutics, Inc.	5,840	41,172
*Animal Health International, Inc.	1,900	4,674
*ARCA Biopharma, Inc.	2,610	13,650
*Ardea Biosciences, Inc.	3,272	83,109
*Arena Pharmaceuticals, Inc.	35,956	116,857
*Ariad Pharmaceuticals, Inc.	67,825	238,744
*Arqule, Inc.	14,086	89,728
*Array BioPharma, Inc.	15,525	57,442
Arrhythmia Research Technology, Inc.	200	1,590
*ArthroCare Corp.	10,500	324,765
*ARYx Therapeutics, Inc.	900	793
*Assisted Living Concepts, Inc.	5,827	204,528
*athenahealth, Inc.	6,200	179,924
*AtriCure, Inc.	2,500	13,925
Atrion Corp.	500	70,890

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*ATS Medical, Inc.	27,035	$107,870
*Auxilium Pharmaceuticals, Inc.	9,290	330,724
#*AVI BioPharma, Inc.	1,252	1,665
Bard (C.R.), Inc.	15,400	1,332,562
Baxter International, Inc.	72,916	3,443,094
Beckman Coulter, Inc.	12,466	777,878
Becton Dickinson & Co.	28,732	2,194,263
*Bioanalytical Systems, Inc.	400	440
*BioClinica, Inc.	5,333	26,505
#*BioCryst Pharmaceuticals, Inc.	6,981	53,056
*Biodel, Inc.	6,500	29,250
*Biogen Idec, Inc.	32,850	1,749,262
*BioLase Technology, Inc.	900	1,755
#*BioMarin Pharmaceutical, Inc.	21,968	513,392
*BioMimetic Therapeutics, Inc.	7,546	100,588
*Bio-Rad Laboratories, Inc.	8,377	935,627
*Bio-Rad Laboratories, Inc. Class B	988	110,547
*Bio-Reference Labs, Inc.	8,400	196,560
*BioSante Pharmaceuticals, Inc.	1,746	4,103
*BioScrip, Inc.	14,225	127,172
*BioSpecifics Technologies Corp.	900	28,476
*BioSphere Medical, Inc.	2,975	8,062
*BMP Sunstone Corp.	19,807	106,364
*Boston Scientific Corp.	248,950	1,712,776
*Bovie Medical Corp.	4,800	25,008
Bristol-Myers Squibb Co.	231,655	5,858,555
*Brookdale Senior Living, Inc.	59,801	1,285,722
*Bruker BioSciences Corp.	34,167	522,413
*BSD Medical Corp.	2,100	3,885
#*Cadence Pharmaceuticals, Inc.	9,300	91,140
*Caliper Life Sciences, Inc.	18,444	73,960
*Cambrex Corp.	13,461	59,094
Cantel Medical Corp.	8,503	169,720
*Capital Senior Living Corp.	9,909	52,121
*Caraco Pharmaceutical Laboratories, Ltd.	17,463	112,636
*Cardiac Science Corp.	7,785	12,145
#*Cardica, Inc.	1,700	4,080
Cardinal Health, Inc.	53,725	1,863,720
*CardioNet, Inc.	11,400	109,668
*Cardiovascular Systems, Inc.	3,400	17,034
*CareFusion Corp.	54,632	1,506,751
*CAS Medical Systems, Inc.	2,600	4,095
*Catalyst Health Solutions, Inc.	16,886	714,447
*Celera Corp.	41,248	308,123
*Celgene Corp.	53,951	3,342,264
*Celldex Therapeutics, Inc.	8,992	73,465
*Celsion Corp.	3,000	15,300
*Centene Corp.	23,900	547,310
*Cephalon, Inc.	11,240	721,608
#*Cepheid, Inc.	12,500	249,875
#*Cerner Corp.	12,900	1,095,339
*Cerus Corp.	7,947	25,748
*Charles River Laboratories International, Inc.	32,290	1,081,069
Chemed Corp.	9,000	495,090
Cigna Corp.	84,461	2,707,820
#*Clinical Data, Inc.	5,126	95,754
*Columbia Laboratories, Inc.	3,090	3,399
*CombiMatrix Corp.	1,786	7,055
*Combinatorx, Inc.	4,241	5,641
*Community Health Systems, Inc.	46,961	1,918,826
#Computer Programs & Systems, Inc.	2,316	104,359

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Conceptus, Inc.	5,700	$107,958
*Conmed Corp.	14,561	323,837
*Continucare Corp.	27,082	90,725
#Cooper Cos., Inc.	23,700	921,693
*Cornerstone Therapeutics, Inc.	1,213	8,479
*Corvel Corp.	4,785	159,340
#*Covance, Inc.	8,602	491,518
*Coventry Health Care, Inc.	70,992	1,685,350
*CPEX Pharmaceuticals, Inc.	340	8,619
*Cross Country Healthcare, Inc.	14,500	145,290
*CryoLife, Inc.	12,100	73,931
*Cubist Pharmaceuticals, Inc.	21,800	488,756
*Curis, Inc.	600	1,980
*Cutera, Inc.	6,029	69,695
*Cyberonics, Inc.	8,275	161,611
*Cyclacel Pharmaceuticals, Inc.	6,417	14,695
*Cynosure, Inc.	3,300	41,580
*Cypress Bioscience, Inc.	14,000	70,560
*Cytokinetics, Inc.	25,519	82,171
*Cytomedix, Inc.	800	656
#*Cytori Therapeutics, Inc.	14,800	83,472
#*DaVita, Inc.	18,523	1,156,391
Daxor Corp.	2,013	22,546
*Dendreon Corp.	22,973	1,245,596
#DENTSPLY International, Inc.	24,204	886,835
*DepoMed, Inc.	7,000	28,210
#*DexCom, Inc.	20,313	222,427
*Dialysis Corp. of America	2,348	26,321
*Digirad Corp.	4,810	10,630
Dionex Corp.	3,600	293,652
*Durect Corp.	18,393	52,420
*DUSA Pharmaceuticals, Inc.	800	1,880
*Dyax Corp.	36,772	128,702
*Dynacq Healthcare, Inc.	2,500	6,750
*Eclipsys Corp.	20,819	430,537
*Edwards Lifesciences Corp.	15,600	1,608,048
#Eli Lilly & Co.	135,774	4,748,017
*Emergency Medical Services Corp. Class A	11,417	603,731
*Emergent BioSolutions, Inc.	12,857	209,312
Emergent Group, Inc.	1,500	11,790
#*Emeritus Corp.	17,163	384,451
*Endo Pharmaceuticals Holdings, Inc.	57,264	1,254,082
—*Endo Pharmaceuticals Solutions	24,105	23,864
*Endologix, Inc.	10,690	49,708
Ensign Group, Inc.	9,618	166,968
*EnteroMedics, Inc.	2,100	1,107
*Enzo Biochem, Inc.	16,800	100,296
#*Enzon Pharmaceuticals, Inc.	8,334	88,174
*eResearch Technology, Inc.	17,710	130,523
*ev3, Inc.	43,940	840,572
*Exact Sciences Corp.	1,550	6,882
*Exactech, Inc.	5,751	117,665
*Exelixis, Inc.	37,926	219,212
*Express Scripts, Inc.	32,890	3,293,276
*Five Star Quality Care, Inc.	11,775	34,854
*Forest Laboratories, Inc.	51,010	1,390,533
*Fresenius Kabi Pharmaceuticals Holding, Inc.	44,559	6,461
#*Genomic Health, Inc.	4,700	75,294
*Genoptix, Inc.	6,900	266,961
*Gen-Probe, Inc.	19,400	919,366
*Gentiva Health Services, Inc.	18,665	535,312

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*GenVec, Inc.	1,831	$1,245
*Genzyme Corp.	31,052	1,653,208
#*Geron Corp.	32,685	190,554
*Gilead Sciences, Inc.	107,270	4,255,401
#*Greatbatch, Inc.	11,100	247,974
#*GTx, Inc.	6,229	20,431
*Haemonetics Corp.	10,200	590,172
*Halozyme Therapeutics, Inc.	15,443	131,574
*Hanger Orthopedic Group, Inc.	15,036	280,271
*Harbor BioSciences, Inc.	2,300	1,265
*Harvard Bioscience, Inc.	12,072	50,461
*Health Grades, Inc.	9,700	67,997
*Health Management Associates, Inc.	94,100	877,012
*Health Net, Inc.	49,158	1,082,459
*HealthSouth Corp.	37,311	763,383
*HealthSpring, Inc.	29,031	510,946
*HealthStream, Inc.	6,030	27,135
*HealthTronics, Inc.	19,118	67,869
*Healthways, Inc.	15,400	250,866
#*Henry Schein, Inc.	19,774	1,195,734
Hill-Rom Holdings, Inc.	27,886	884,265
*Hi-Tech Pharmacal Co., Inc.	4,800	116,784
*HMS Holdings Corp.	10,200	545,700
*Hologic, Inc.	93,343	1,668,039
*Hospira, Inc.	25,634	1,378,853
*Human Genome Sciences, Inc.	56,995	1,578,192
*Humana, Inc.	62,115	2,839,898
*ICU Medical, Inc.	6,700	238,587
*Idenix Pharmaceuticals, Inc.	9,647	44,569
*Idera Pharmaceuticals, Inc.	2,800	17,528
#*IDEXX Laboratories, Inc.	12,800	846,592
#*Illumina, Inc.	19,002	795,614
*Immucor, Inc.	27,451	587,726
*ImmunoGen, Inc.	11,086	109,862
#*Immunomedics, Inc.	13,500	47,250
*Impax Laboratories, Inc.	22,800	412,680
*Incyte Corp.	49,030	657,983
*Infinity Pharmaceuticals, Inc.	11,603	80,061
*Inovio Biomedical Corp.	5,300	7,314
*Inspire Pharmaceuticals, Inc.	27,898	191,101
*Insulet Corp.	9,600	132,480
*Integra LifeSciences Holdings Corp.	11,128	505,545
*IntegraMed America, Inc.	5,295	45,219
*Interleukin Genetics, Inc.	1,209	773
*InterMune, Inc.	24,267	1,032,804
*Intuitive Surgical, Inc.	5,340	1,925,390
#Invacare Corp.	17,600	465,168
*InVentiv Health, Inc.	15,031	346,164
*Inverness Medical Innovations, Inc.	39,799	1,583,204
*IPC The Hospitalist Co.	6,300	195,552
*Iridex Corp.	1,100	4,763
*IRIS International, Inc.	6,800	77,724
*Isis Pharmaceuticals, Inc.	17,797	191,318
*ISTA Pharmaceuticals, Inc.	12,228	47,811
*Javelin Pharmaceuticals, Inc.	3,432	7,482
*Jazz Pharmaceuticals, Inc.	13,300	134,862
Johnson & Johnson	326,256	20,978,261
*Kendle International, Inc.	7,100	117,505
*Kensey Nash Corp.	4,821	109,196
*Keryx Biopharmaceuticals, Inc.	1,443	8,110
Kewaunee Scientific Corp.	987	13,019

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Kindred Healthcare, Inc.	18,700	$333,608
#*Kinetic Concepts, Inc.	29,999	1,298,957
*King Pharmaceuticals, Inc.	132,800	1,301,440
*K-V Pharmaceutical Co.	16,083	24,929
*K-V Pharmaceutical Co. Class B	2,491	4,808
#*Laboratory Corp. of America Holdings	15,600	1,225,692
Landauer, Inc.	1,884	128,395
*Lannet Co., Inc.	9,079	42,581
*LCA-Vision, Inc.	6,757	56,962
*LeMaitre Vascular, Inc.	5,305	26,207
*Lexicon Pharmaceuticals, Inc.	8,807	14,179
#*LHC Group, Inc.	7,100	242,110
*Life Technologies Corp.	44,116	2,413,586
#*LifePoint Hospitals, Inc.	28,117	1,073,507
*Ligand Pharmaceuticals, Inc. Class B	116	213
#*Lincare Holdings, Inc.	26,185	1,222,578
#*Luminex Corp.	16,850	273,981
*Luna Innovations, Inc.	600	1,314
#*Magellan Health Services, Inc.	18,623	786,077
*MAKO Surgical Corp.	6,294	88,305
#*Mannkind Corp.	38,773	269,472
*MAP Pharmaceuticals, Inc.	2,400	43,104
*Martek Biosciences Corp.	15,600	343,668
Masimo Corp.	4,139	96,894
*Matrixx Initiatives, Inc.	3,400	17,408
*Maxygen, Inc.	18,827	120,681
McKesson Corp.	32,571	2,110,927
*MDRNA, Inc.	1,000	1,240
#*MedAssets, Inc.	21,414	488,882
*MedCath Corp.	10,636	105,722
*Medco Health Solutions, Inc.	59,160	3,485,707
*Medical Action Industries, Inc.	11,743	139,389
*Medicines Co. (The)	24,000	176,160
*MediciNova, Inc.	1,246	8,087
Medicis Pharmaceutical Corp. Class A	28,160	714,701
*Medivation, Inc.	6,100	68,076
*Mednax, Inc.	17,250	947,715
MedQuist, Inc.	7,543	70,225
*MEDTOX Scientific, Inc.	4,380	56,108
Medtronic, Inc.	134,564	5,879,101
*Merck & Co., Inc.	393,019	13,771,386
*Merge Healthcare, Inc.	11,179	27,724
Meridian Bioscience, Inc.	7,450	148,926
*Merit Medical Systems, Inc.	10,595	171,321
*Metabolix, Inc.	7,100	88,537
*Metropolitan Health Networks, Inc.	12,647	39,079
#*Mettler Toledo International, Inc.	7,700	966,196
*Micromet, Inc.	10,684	81,412
*Micrus Endovascular Corp.	3,616	72,609
*MiddleBrook Pharmaceuticals, Inc.	11,202	3,371
*Millipore Corp.	7,100	753,665
*Misonix, Inc.	700	1,568
*Molecular Insight Pharmaceuticals, Inc.	1,162	2,568
*Molina Healthcare, Inc.	14,949	436,062
*Momenta Pharmaceuticals, Inc.	9,500	131,860
*MWI Veterinary Supply, Inc.	4,100	171,995
#*Mylan, Inc.	111,345	2,452,930
*Myriad Genetics, Inc.	19,340	464,353
*Myriad Pharmaceuticals, Inc.	4,835	23,740
*Nabi Biopharmaceuticals	18,400	103,408
*Nanosphere, Inc.	11,200	70,560

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*National Dentex Corp.	1,076	$18,270
National Healthcare Corp.	6,076	214,847
National Research Corp.	1,172	30,343
*Natus Medical, Inc.	12,876	219,407
*Nektar Therapeutics	29,607	413,314
*Neogen Corp.	9,129	240,001
*Neurocrine Biosciences, Inc.	10,900	34,989
*NeurogesX, Inc.	2,593	25,930
*Neurometrix, Inc.	3,300	5,874
*Nighthawk Radiology Holdings, Inc.	9,819	36,330
*NMT Medical, Inc.	1,000	4,090
*NovaMed, Inc.	14,764	48,426
#*Novavax, Inc.	11,711	33,142
*NPS Pharmaceuticals, Inc.	20,152	140,459
#*NuVasive, Inc.	7,500	312,000
*NxStage Medical, Inc.	16,987	216,075
*Obagi Medical Products, Inc.	9,200	124,016
*Oculus Innovative Sciences, Inc.	200	430
*Odyssey Healthcare, Inc.	18,116	377,356
Omnicare, Inc.	54,047	1,501,966
*Omnicell, Inc.	16,687	222,771
*OncoGenex Pharmaceutical, Inc.	1,100	24,200
*Oncothyreon, Inc.	5,600	22,624
*Onyx Pharmaceuticals, Inc.	24,116	696,229
#*Optimer Pharmaceuticals, Inc.	7,101	87,413
*OraSure Technologies, Inc.	20,112	127,510
*Orchid Cellmark, Inc.	4,000	8,080
*Orexigen Therapeutics, Inc.	10,371	70,315
*Orthologic Corp.	1,300	1,202
*Orthovita, Inc.	25,610	102,440
#*OSI Pharmaceuticals, Inc.	20,900	1,226,203
*Osiris Therapeutics, Inc.	12,876	96,184
*Osteotech, Inc.	4,400	18,700
Owens & Minor, Inc.	24,300	764,235
#*OXiGENE, Inc.	1,400	1,498
*Pain Therapeutics, Inc.	15,296	91,776
*Palomar Medical Technologies, Inc.	9,829	123,452
*Par Pharmaceutical Cos., Inc.	17,651	479,048
*Parexel International Corp.	23,244	548,094
Patterson Cos., Inc.	26,155	836,698
*PDI, Inc.	5,426	49,214
#PDL BioPharma, Inc.	46,767	272,184
*Penwest Pharmaceuticals Co.	9,300	32,643
PerkinElmer, Inc.	58,214	1,458,261
#Perrigo Co.	20,477	1,249,711
*Pfizer, Inc.	1,235,434	20,656,456
Pharmaceutical Products Development Service, Inc.	21,333	586,658
*Pharmasset, Inc.	600	19,440
#*PharMerica Corp.	14,282	275,643
*Phase Forward, Inc.	16,000	268,960
*PHC, Inc.	1,400	1,792
*PhotoMedex, Inc.	693	5,502
#*Poniard Pharmaceuticals, Inc.	3,000	3,840
*Pozen, Inc.	6,698	72,539
*Progenics Pharmaceuticals, Inc.	14,406	92,775
*Prospect Medical Holdings, Inc.	7,306	49,242
*Providence Service Corp.	4,900	81,389
#*PSS World Medical, Inc.	23,051	540,085
Psychemedics Corp.	400	3,180
*Psychiatric Solutions, Inc.	28,450	915,236
Quality Systems, Inc.	6,380	408,384

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Quest Diagnostics, Inc.	30,400	$1,737,664
*Questcor Pharmaceuticals, Inc.	23,345	227,380
#*Quidel Corp.	8,000	117,920
*Quigley Corp.	3,827	7,271
*RadNet, Inc.	10,475	38,548
*Raptor Pharmaceutical Corp.	152	372
*Regeneration Technologies, Inc.	25,347	97,079
*Regeneron Pharmaceuticals, Inc.	29,995	765,772
*RehabCare Group, Inc.	10,949	312,265
*Repligen Corp.	11,107	38,986
*Repros Therapeutics, Inc.	3,300	2,805
*Res-Care, Inc.	15,516	180,606
#*ResMed, Inc.	19,100	1,307,013
*Retractable Technologies, Inc.	2,700	3,969
*Rigel Pharmaceuticals, Inc.	20,200	156,954
*Rochester Medical Corp.	4,523	54,231
*Rockwell Medical Technologies, Inc.	4,104	23,844
*Salix Pharmaceuticals, Ltd.	17,344	697,229
#*Sangamo BioSciences, Inc.	9,026	55,600
*Santarus, Inc.	10,420	34,178
*Savient Pharmaceuticals, Inc.	12,300	178,350
*SciClone Pharmaceuticals, Inc.	16,517	69,041
*Seattle Genetics, Inc.	16,405	206,703
*SenoRx, Inc.	3,400	33,456
#*Sequenom, Inc.	14,592	90,470
*SeraCare Life Sciences, Inc.	259	1,269
*Sirona Dental Systems, Inc.	23,814	992,806
*Skilled Healthcare Group, Inc.	7,000	46,830
*Solta Medical, Inc.	700	1,659
*Somanetics Corp.	4,982	100,786
#*Somaxon Pharmaceuticals, Inc.	2,500	17,975
*SonoSite, Inc.	7,900	264,808
Span-American Medical System, Inc.	593	9,909
*Spectranetics Corp.	14,964	102,054
*Spectrum Pharmaceuticals, Inc.	21,513	111,007
*SRI/Surgical Express, Inc.	700	3,528
*St. Jude Medical, Inc.	40,400	1,649,128
#*Staar Surgical Co.	8,750	44,538
*StemCells, Inc.	4,200	4,830
*Stereotaxis, Inc.	18,999	90,245
#Steris Corp.	22,824	759,583
*Strategic Diagnostics, Inc.	5,395	10,035
Stryker Corp.	47,259	2,714,557
*Sucampo Pharmaceuticals, Inc.	4,089	16,806
*Sun Healthcare Group, Inc.	22,611	202,142
*SunLink Health Systems, Inc.	1,800	4,770
*Sunrise Senior Living, Inc.	13,379	74,387
*SuperGen, Inc.	25,662	75,703
*SurModics, Inc.	6,652	123,727
*Symmetry Medical, Inc.	18,386	212,542
*Synovis Life Technologies, Inc.	4,370	64,676
*Synta Pharmaceuticals Corp.	6,327	25,688
*Targacept, Inc.	7,405	176,239
Techne Corp.	8,012	530,795
Teleflex, Inc.	20,018	1,227,504
*Tenet Healthcare Corp.	100,800	630,000
*Theragenics Corp.	4,600	7,084
*Theravance, Inc.	18,757	314,555
*Thermo Fisher Scientific, Inc.	75,680	4,183,590
#*Thoratec Corp.	22,300	994,357
*TomoTherapy, Inc.	24,300	94,527

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*TranS1, Inc.	5,222	$16,867
*Transcend Services, Inc.	1,500	22,305
*Transcept Pharmaceuticals, Inc.	2,500	25,700
*Trimeris, Inc.	5,148	12,458
#*Triple-S Management Corp.	9,500	172,900
*Trubion Pharmaceuticals, Inc.	1,100	4,224
*U.S. Physical Therapy, Inc.	4,400	77,176
#*United Therapeutics Corp.	17,381	988,805
*UnitedHealth Group, Inc.	192,601	5,837,736
*Universal American Corp.	34,533	530,082
Universal Health Services, Inc.	43,334	1,608,558
*Urologix, Inc.	800	1,056
*Uroplasty, Inc.	2,100	8,022
Utah Medical Products, Inc.	1,260	35,167
*Valeant Pharmaceuticals International	25,802	1,161,090
*Vanda Pharmaceuticals, Inc.	6,000	50,220
#*Varian Medical Systems, Inc.	16,753	944,534
#*Varian, Inc.	12,894	667,780
*Vascular Solutions, Inc.	6,100	60,390
#*VCA Antech, Inc.	31,698	902,125
#*Vertex Pharmaceuticals, Inc.	23,122	896,440
*Vical, Inc.	21,810	78,952
*Viropharma, Inc.	34,435	438,013
*Virtual Radiologic Corp.	5,654	70,675
*Vital Images, Inc.	8,300	130,974
#*Vivus, Inc.	29,800	303,662
#*Volcano Corp.	17,130	411,463
#*Waters Corp.	15,200	1,094,248
*Watson Pharmaceuticals, Inc.	41,693	1,785,294
*WellCare Health Plans, Inc.	19,277	551,901
*WellPoint, Inc.	81,879	4,405,090
West Pharmaceutical Services, Inc.	10,700	447,795
*Wright Medical Group, Inc.	18,200	341,796
*XenoPort, Inc.	4,200	43,680
*XOMA, Ltd.	300	198
Young Innovations, Inc.	3,219	81,022
*Zimmer Holdings, Inc.	32,926	2,005,523
*Zoll Medical Corp.	8,800	268,840
*Zymogenetics, Inc.	34,750	206,415

Total Health Care		285,640,897

Industrials — (10.9%)
*3D Systems Corp.	8,721	135,699
3M Co.	83,434	7,398,093
A.O. Smith Corp.	11,841	611,351
*A.T. Cross Co.	2,133	10,046
#AAON, Inc.	6,932	167,338
*AAR Corp.	20,967	511,175
ABM Industries, Inc.	24,935	535,853
*Acacia Technologies Group	9,276	138,027
*ACCO Brands Corp.	20,770	189,630
*Accuride Corp.	261	358
Aceto Corp.	13,166	87,817
*Active Power, Inc.	1,800	1,476
Actuant Corp.	32,700	749,811
Acuity Brands, Inc.	17,055	771,057
Administaff, Inc.	9,971	220,758
*Advisory Board Co. (The)	4,600	151,478
*Aecom Technology Corp.	24,381	733,137
*Aerosonic Corp.	400	1,576
*Aerovironment, Inc.	7,588	198,654

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*AGCO Corp.	43,854	$1,535,767
*Air Transport Services Group, Inc.	28,900	158,950
Aircastle, Ltd.	34,400	413,144
#*AirTran Holdings, Inc.	62,100	327,888
Alamo Group, Inc.	5,516	129,957
*Alaska Air Group, Inc.	18,288	757,306
Albany International Corp.	13,518	344,303
Alexander & Baldwin, Inc.	23,149	823,641
#*Allegiant Travel Co.	7,710	396,525
#*Alliant Techsystems, Inc.	9,701	784,908
*Allied Defense Group, Inc.	3,200	17,088
*Allied Motion Technologies, Inc.	1,000	4,030
*Altra Holdings, Inc.	13,756	208,541
*Amerco, Inc.	9,293	580,348
#*American Commercial Lines, Inc.	5,100	104,040
American Railcar Industries, Inc.	8,730	142,736
*American Reprographics Co.	22,054	220,319
American Science & Engineering, Inc.	3,459	259,944
#*American Superconductor Corp.	8,358	243,886
American Woodmark Corp.	7,131	164,797
Ameron International Corp.	4,904	340,289
Ametek, Inc.	16,235	702,164
Ampco-Pittsburgh Corp.	4,568	117,443
*AMR Corp.	131,800	972,684
*AMREP Corp.	2,800	40,600
*APAC Customer Services, Inc.	9,711	55,838
#Apogee Enterprises, Inc.	14,900	204,726
*Applied Energetics, Inc.	8,500	12,410
Applied Industrial Technologies, Inc.	20,611	634,407
Applied Signal Technologies, Inc.	4,710	88,030
*Argan, Inc.	3,926	44,599
*Argon ST, Inc.	10,700	278,200
#Arkansas Best Corp.	12,876	392,203
#*Armstrong World Industries, Inc.	27,955	1,217,440
#*Arotech Corp.	901	1,559
*Astec Industries, Inc.	10,970	363,326
*Astronics Corp.	2,187	31,624
*Astronics Corp. Class B	221	3,160
*ATC Technology Corp.	10,590	216,460
*Atlas Air Worldwide Holdings, Inc.	12,446	687,890
*Avalon Holding Corp. Class A	500	1,595
Avery Dennison Corp.	27,490	1,072,935
#*Avis Budget Group, Inc.	44,759	676,756
AZZ, Inc.	3,900	158,418
#Badger Meter, Inc.	5,984	247,498
*Baker (Michael) Corp.	4,200	148,428
#Baldor Electric Co.	23,279	894,146
*Baldwin Technology Co., Inc. Class A	2,800	4,144
Barnes Group, Inc.	25,910	538,928
Barrett Business Services, Inc.	4,562	70,255
*BE Aerospace, Inc.	45,719	1,358,311
*Beacon Roofing Supply, Inc.	21,841	484,870
Belden, Inc.	22,269	611,507
*Blount International, Inc.	17,883	200,647
*BlueLinx Holdings, Inc.	10,228	51,242
#Boeing Co. (The)	92,878	6,727,154
Bowne & Co., Inc.	15,479	173,055
Brady Co. Class A	23,974	823,747
*Breeze-Eastern Corp.	1,100	7,568
Briggs & Stratton Corp.	26,540	630,060
Brink’s Co. (The)	18,600	495,318

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Broadwind Energy, Inc.	22,323	$88,399
*BTU International, Inc.	1,632	9,759
#Bucyrus International, Inc.	20,450	1,288,554
#*Builders FirstSource, Inc.	12,950	49,340
*C&D Technologies, Inc.	4,500	6,525
C.H. Robinson Worldwide, Inc.	20,922	1,261,597
*CAI International, Inc.	9,802	133,405
Carlisle Cos., Inc.	29,400	1,109,262
Cascade Corp.	6,527	227,531
*Casella Waste Systems, Inc.	9,174	47,338
#Caterpillar, Inc.	75,626	5,149,374
#*CBIZ, Inc.	35,174	246,570
CDI Corp.	8,803	153,436
*CECO Environmental Corp.	5,613	29,861
*Celadon Group, Inc.	10,524	157,123
*Cenveo, Inc.	23,419	200,701
*Ceradyne, Inc.	14,100	313,020
*Champion Industries, Inc.	2,518	4,482
*Chart Industries, Inc.	11,897	273,512
Chase Corp.	2,731	35,858
Chicago Rivet & Machine Co.	39	633
*Cintas Corp.	56,200	1,531,450
CIRCOR International, Inc.	8,325	286,880
#CLAROC, Inc.	19,816	749,441
#*Clean Harbors, Inc.	9,900	627,957
#*Coleman Cable, Inc.	5,462	31,297
*Colfax Corp.	15,700	204,885
*Columbus McKinnon Corp.	9,000	162,270
Comfort Systems USA, Inc.	18,045	254,074
*Command Security Corp.	4,000	10,200
*Commercial Vehicle Group, Inc.	7,900	74,102
CompX International, Inc.	800	8,840
*Consolidated Graphics, Inc.	5,300	222,123
#*Continental Airlines, Inc.	59,700	1,334,295
Con-way, Inc.	22,081	857,626
Cooper Industries P.L.C.	39,300	1,929,630
*Copart, Inc.	32,867	1,173,023
*Cornell Cos., Inc.	7,472	205,480
Corporate Executive Board Co.	6,309	173,245
*Corrections Corp. of America	55,147	1,142,646
#*CoStar Group, Inc.	8,000	351,600
Courier Corp.	8,675	149,123
*Covanta Holding Corp.	74,249	1,297,873
*Covenant Transportation Group, Inc.	2,176	16,102
*CPI Aerostructures, Inc.	2,216	19,833
*CRA International, Inc.	5,542	128,741
#Crane Co.	21,882	786,439
CSX Corp.	66,111	3,705,522
Cubic Corp.	9,327	347,990
Cummins, Inc.	47,805	3,452,955
Curtiss-Wright Corp.	22,307	795,691
#Danaher Corp.	37,162	3,132,013
Deere & Co.	51,464	3,078,576
*Delta Air Lines, Inc.	118,711	1,434,029
Deluxe Corp.	9,480	198,796
Diamond Management & Technology Consultants, Inc.	9,500	77,140
#*Document Security Systems, Inc.	1,200	4,236
*Dollar Thrifty Automotive Group, Inc.	13,777	606,050
Donaldson Co., Inc.	25,288	1,170,834
Dover Corp.	61,375	3,205,002
Ducommun, Inc.	5,471	125,231

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Dun & Bradstreet Corp. (The)	6,200	$477,214
*DXP Enterprises, Inc.	5,000	82,950
*Dycom Industries, Inc.	16,430	174,487
*Dynamex, Inc.	5,149	91,086
Dynamic Materials Corp.	5,760	103,450
*DynCorp International, Inc. Class A	20,335	349,762
#*Eagle Bulk Shipping, Inc.	29,300	169,647
Eastern Co.	2,006	32,598
Eaton Corp.	33,883	2,614,412
Ecology & Environment, Inc. Class A	959	12,678
*EMCOR Group, Inc.	32,900	939,624
Emerson Electric Co.	91,358	4,771,628
Encore Wire Corp.	11,540	256,303
#*Ener1, Inc.	34,762	144,610
#*Energy Conversion Devices, Inc.	8,200	58,384
*Energy Focus, Inc.	504	610
*Energy Recovery, Inc.	20,600	124,218
EnergySolutions, Inc.	39,192	284,142
*EnerNOC, Inc.	8,698	252,938
*EnerSys, Inc.	23,258	601,917
Ennis, Inc.	13,220	244,438
*EnPro Industries, Inc.	9,733	307,368
*Environmental Tectonics Corp.	871	2,352
Equifax, Inc.	26,357	885,595
#ESCO Technologies, Inc.	8,241	254,235
Espey Manufacturing & Electronics Corp.	1,389	26,808
*Esterline Technologies Corp.	15,700	875,746
#*Evergreen Solar, Inc.	17,000	19,040
#Expeditors International of Washington, Inc.	33,484	1,364,138
*Exponent, Inc.	5,575	166,191
*ExpressJet Holdings, Inc.	6,223	24,892
#Fastenal Co.	22,864	1,250,432
Federal Signal Corp.	22,910	184,655
FedEx Corp.	53,724	4,835,697
#*First Solar, Inc.	9,400	1,349,370
*Flanders Corp.	13,504	51,990
*Flow International Corp.	16,392	51,799
Flowserve Corp.	8,800	1,008,304
Fluor Corp.	21,550	1,138,702
*Fortune Industries, Inc.	700	420
#Forward Air Corp.	11,300	316,626
*Franklin Covey Co.	9,828	77,445
Franklin Electric Co., Inc.	10,100	353,399
Freightcar America, Inc.	6,310	180,592
*Frozen Food Express Industries, Inc.	4,613	20,758
#*FTI Consulting, Inc.	11,700	481,221
*Fuel Tech, Inc.	7,040	52,870
#*FuelCell Energy, Inc.	15,000	41,250
*Furmanite Corp.	13,294	67,799
G & K Services, Inc. Class A	8,726	239,878
Gardner Denver Machinery, Inc.	26,090	1,312,066
GATX Corp.	24,900	812,736
#*Genco Shipping & Trading, Ltd.	13,800	319,608
*Gencor Industries, Inc.	1,600	12,512
*GenCorp, Inc.	17,087	106,281
*General Cable Corp.	23,300	665,681
General Dynamics Corp.	46,406	3,543,562
General Electric Co.	1,769,875	33,379,842
*Genesee & Wyoming, Inc.	18,645	729,020
*GEO Group, Inc. (The)	24,965	528,759
*GeoEye, Inc.	9,000	256,500

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Gibraltar Industries, Inc.	14,600	$219,292
Goodrich Corp.	26,399	1,958,278
#Gorman-Rupp Co. (The)	6,195	172,779
*GP Strategies Corp.	6,600	53,262
Graco, Inc.	11,300	391,884
*Graftech International, Ltd.	43,100	726,666
Graham Corp.	3,500	62,475
Granite Construction, Inc.	18,449	620,071
Great Lakes Dredge & Dock Corp.	25,879	140,264
*Greenbrier Cos., Inc.	7,104	115,653
*Griffon Corp.	31,524	444,488
*H&E Equipment Services, Inc.	16,940	200,061
Hardinge, Inc.	3,558	35,580
Harsco Corp.	41,927	1,298,060
*Hawaiian Holdings, Inc.	26,022	184,756
Healthcare Services Group, Inc.	12,891	277,028
#Heartland Express, Inc.	36,321	600,749
#HEICO Corp.	4,750	204,582
HEICO Corp. Class A	11,152	374,055
Heidrick & Struggles International, Inc.	8,300	219,203
*Heritage-Crystal Clean, Inc.	1,304	13,392
*Herley Industries, Inc.	6,410	93,906
Herman Miller, Inc.	8,600	182,492
*Hertz Global Holdings, Inc.	142,457	2,059,928
#*Hexcel Corp.	44,600	722,520
*Hill International, Inc.	16,642	106,842
HNI Corp.	16,448	510,546
*Hoku Corp.	11,809	34,837
Honeywell International, Inc.	91,187	4,328,647
Horizon Lines, Inc.	13,400	73,298
Houston Wire & Cable Co.	6,233	81,964
*Hub Group, Inc. Class A	14,400	460,944
Hubbell, Inc. Class A	1,507	67,664
#Hubbell, Inc. Class B	21,533	1,000,639
*Hudson Highland Group, Inc.	10,560	59,242
*Hurco Cos., Inc.	2,600	50,596
*Huron Consulting Group, Inc.	10,100	236,542
*Huttig Building Products, Inc.	2,588	4,400
*ICF International, Inc.	7,140	165,362
#IDEX Corp.	36,883	1,239,269
*IHS, Inc.	11,013	558,029
*II-VI, Inc.	11,900	426,734
Illinois Tool Works, Inc.	61,077	3,121,035
Ingersoll-Rand P.L.C.	103,643	3,832,718
*Innerworkings, Inc.	21,749	130,059
*Innotrac Corp.	1,251	2,027
*Innovative Solutions & Support, Inc.	9,200	53,544
*Insituform Technologies, Inc.	18,800	450,636
Insteel Industries, Inc.	9,228	113,135
*Integrated Electrical Services, Inc.	5,398	33,630
Interface, Inc. Class A	22,741	297,452
*Interline Brands, Inc.	15,900	330,879
International Shipholding Corp.	3,301	100,152
*Intersections, Inc.	6,707	35,748
#Iron Mountain, Inc.	30,420	765,063
ITT Industries, Inc.	31,971	1,776,628
J.B. Hunt Transport Services, Inc.	19,647	724,188
*Jacobs Engineering Group, Inc.	17,346	836,424
#*JetBlue Airways Corp.	172,533	964,459
John Bean Technologies Corp.	8,678	159,415
Joy Global, Inc.	15,867	901,404

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Kadant, Inc.	4,600	$92,046
Kaman Corp. Class A	10,995	301,373
#*Kansas City Southern	44,235	1,793,729
#Kaydon Corp.	17,532	729,857
KBR, Inc.	58,723	1,296,604
*Kelly Services, Inc. Class A	25,400	408,432
*Kelly Services, Inc. Class B	319	5,423
Kennametal, Inc.	39,999	1,314,367
*Key Technology, Inc.	1,670	23,163
*Kforce, Inc.	18,727	260,118
Kimball International, Inc. Class B	12,755	102,550
#*Kirby Corp.	25,773	1,084,528
Knight Transportation, Inc.	32,700	696,183
Knoll, Inc.	13,006	181,824
*Korn/Ferry International	22,700	367,967
*Kratos Defense & Security Solutions, Inc.	7,318	104,282
L.S. Starrett Co. Class A	1,841	21,264
L-3 Communications Holdings, Inc.	20,100	1,880,757
*LaBarge, Inc.	10,222	126,344
*Ladish Co., Inc.	8,664	238,173
Landstar System, Inc.	10,500	464,310
Lawson Products, Inc.	2,944	47,840
*Layne Christensen Co.	8,235	225,474
*LB Foster Co.	4,914	145,454
*LECG Corp.	8,048	27,041
#Lennox International, Inc.	15,323	693,519
*LGL Group, Inc.	300	2,355
Lincoln Electric Holdings, Inc.	22,100	1,324,674
Lindsay Corp.	4,800	182,544
*LMI Aerospace, Inc.	5,500	94,930
Lockheed Martin Corp.	45,659	3,875,993
LSI Industries, Inc.	17,359	122,034
*Lydall, Inc.	7,765	62,586
*M&F Worldwide Corp.	9,051	277,504
*Magnetek, Inc.	4,492	8,849
*Manitex International, Inc.	2,000	5,380
#Manitowoc Co., Inc. (The)	63,201	885,446
*Manpower, Inc.	29,930	1,679,073
*Marten Transport, Ltd.	11,500	251,275
Masco Corp.	137,200	2,226,756
#*MasTec, Inc.	36,735	459,555
*McDermott International, Inc.	32,940	902,885
McGrath Rentcorp	12,898	335,219
*Metalico, Inc.	21,880	144,408
Met-Pro Corp.	8,586	87,320
*MFRI, Inc.	2,100	14,259
#*Microvision, Inc.	15,000	46,950
*Middleby Corp.	7,145	436,702
Miller Industries, Inc.	4,846	69,298
#Mine Safety Appliances Co.	13,420	394,414
*Mobile Mini, Inc.	18,512	307,669
#*Monster Worldwide, Inc.	59,461	1,036,405
*Moog, Inc.	20,152	749,050
*Moog, Inc. Class B	1,208	45,191
MSC Industrial Direct Co., Inc. Class A	16,854	918,374
Mueller Industries, Inc.	17,772	526,940
Mueller Water Products, Inc.	72,896	408,218
Multi-Color Corp.	4,103	51,329
*MYR Group, Inc.	7,000	125,510
NACCO Industries, Inc. Class A	3,123	271,514
National Technical Systems, Inc.	4,603	24,212

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Navigant Consulting, Inc.	23,122	$297,811
*Navistar International Corp.	24,253	1,172,390
*NCI Building Systems, Inc.	5,630	77,581
*NN, Inc.	6,925	49,860
Nordson Corp.	11,950	858,249
Norfolk Southern Corp.	65,372	3,878,521
*North American Galvanizing & Coating, Inc.	7,600	57,000
Northrop Grumman Corp.	55,823	3,786,474
#*Northwest Pipe Co.	4,579	110,445
#*Ocean Power Technologies, Inc.	4,115	28,147
*Old Dominion Freight Line, Inc.	18,050	647,634
Omega Flex, Inc.	3,648	44,652
*On Assignment, Inc.	17,000	119,510
*Orbital Sciences Corp.	23,695	435,514
*Orion Energy Systems, Inc.	7,858	41,883
*Orion Marine Group, Inc.	6,200	117,552
*Oshkosh Corp.	27,500	1,062,050
#Otter Tail Corp.	12,934	287,393
*Owens Corning	68,000	2,365,040
*P.A.M. Transportation Services, Inc.	3,900	61,776
#Paccar, Inc.	43,478	2,022,597
*Pacer International, Inc.	13,374	88,803
Pall Corp.	11,200	436,688
*Paragon Technologies, Inc.	400	1,000
Parker Hannifin Corp.	41,233	2,852,499
*Park-Ohio Holdings Corp.	6,029	77,593
*Patrick Industries, Inc.	1,003	3,270
*Patriot Transportation Holding, Inc.	853	71,601
Pentair, Inc.	44,991	1,626,875
*PGT, Inc.	7,200	22,320
*Pike Electric Corp.	18,532	199,219
*Pinnacle Airlines Corp.	9,721	71,061
Pitney Bowes, Inc.	17,767	451,282
*Plug Power, Inc.	7,845	5,168
*PMFG, Inc.	4,671	67,169
*Polypore International, Inc.	21,441	379,720
Portec Rail Products, Inc.	2,768	32,718
*Powell Industries, Inc.	4,500	151,110
#*Power-One, Inc.	34,544	271,516
*PowerSecure International, Inc.	14,370	161,806
Precision Castparts Corp.	17,318	2,222,592
Preformed Line Products Co.	1,549	46,470
*PRGX Global, Inc.	8,000	54,080
*Protection One, Inc.	10,059	155,613
Providence & Worcester Railroad Co.	695	9,139
*Quality Distribution, Inc.	15,493	108,451
Quanex Building Products Corp.	18,459	350,721
*Quanta Services, Inc.	36,915	743,099
R. R. Donnelley & Sons Co.	81,266	1,746,406
#Raven Industries, Inc.	6,139	186,380
Raytheon Co.	48,220	2,811,226
*RBC Bearings, Inc.	7,964	251,344
*RCM Technologies, Inc.	4,771	19,609
#Regal-Beloit Corp.	17,826	1,127,851
*Republic Airways Holdings, Inc.	7,510	47,013
Republic Services, Inc.	65,066	2,018,998
*Resources Connection, Inc.	35,404	620,986
Robbins & Myers, Inc.	15,831	410,181
#Robert Half International, Inc.	25,059	686,115
#Rockwell Automation, Inc.	14,939	907,096
Rockwell Collins, Inc.	20,036	1,302,340

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Rollins, Inc.	22,275	$484,481
Roper Industries, Inc.	25,088	1,530,870
*Rush Enterprises, Inc. Class A	12,700	205,994
*Rush Enterprises, Inc. Class B	2,881	39,643
Ryder System, Inc.	26,300	1,223,476
*Saia, Inc.	200	3,314
*Sauer-Danfoss, Inc.	19,841	322,416
Schawk, Inc.	13,395	253,835
#*School Specialty, Inc.	8,838	207,339
Seaboard Corp.	279	407,343
Servotronics, Inc.	389	3,342
*SFN Group, Inc.	20,281	173,403
*Shaw Group, Inc.	32,080	1,228,022
SIFCO Industries, Inc.	1,710	23,701
Simpson Manufacturing Co., Inc.	23,215	789,078
SkyWest, Inc.	46,330	694,023
*SL Industries, Inc.	4,724	49,838
Southwest Airlines Co.	267,588	3,526,810
*Sparton Corp.	3,325	19,418
*Spherix, Inc.	600	810
*Spire Corp.	3,300	11,649
#*Spirit Aerosystems Holdings, Inc.	45,922	1,018,550
SPX Corp.	23,874	1,668,315
*Standard Parking Corp.	6,550	110,630
#Standard Register Co.	9,133	47,035
Standex International Corp.	6,250	149,188
*Stanley, Inc.	9,500	300,485
Steelcase, Inc. Class A	37,612	308,795
*Stericycle, Inc.	14,005	824,894
*Sterling Construction Co., Inc.	7,176	125,580
Sun Hydraulics, Inc.	6,229	174,474
*SunPower Corp. Class A	16,175	267,696
*SunPower Corp. Class B	8,746	131,540
Superior Uniform Group, Inc.	5,000	51,450
*Supreme Industries, Inc.	2,169	6,290
*SYKES Enterprises, Inc.	17,838	405,458
*Sypris Solutions, Inc.	6,287	28,229
#TAL International Group, Inc.	14,884	386,835
*Taser International, Inc.	23,105	109,287
*Team, Inc.	7,211	125,471
*Tech/Ops Sevcon, Inc.	613	3,114
Technology Research Corp.	1,300	6,903
*Tecumseh Products Co. Class A	5,400	69,012
*Tecumseh Products Co. Class B	1,327	17,410
*Teledyne Technologies, Inc.	13,369	582,888
Tennant Co.	9,300	320,757
#*Terex Corp.	51,618	1,368,909
*Tetra Tech, Inc.	21,805	530,952
#Textainer Group Holdings, Ltd.	21,900	502,824
#Textron, Inc.	82,973	1,895,103
*Thomas & Betts Corp.	27,800	1,165,932
Timken Co.	50,156	1,764,488
#Titan International, Inc.	18,934	234,971
#*Titan Machinery, Inc.	7,927	113,990
Todd Shipyards Corp.	2,138	33,951
Toro Co.	13,934	793,402
Towers Watson & Co.	16,420	788,160
*Trailer Bridge, Inc.	3,541	18,236
TransDigm Group, Inc.	19,775	1,092,964
*TRC Cos., Inc.	8,126	25,191
Tredegar Industries, Inc.	12,571	214,461

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Trex Co., Inc.	5,700	$139,593
*Trimas Corp.	15,236	154,950
#Trinity Industries, Inc.	38,700	963,243
Triumph Group, Inc.	9,248	717,275
*TrueBlue, Inc.	20,686	326,632
*Tufco Technologies, Inc.	510	2,224
#*Tutor Perini Corp.	21,939	532,460
Twin Disc, Inc.	8,900	125,668
*U.S. Home Systems, Inc.	900	3,141
*UAL Corp.	63,819	1,377,214
*Ultralife Corp.	5,179	21,700
Union Pacific Corp.	84,254	6,374,658
*United Capital Corp.	2,765	68,655
United Parcel Service, Inc.	86,167	5,957,586
#*United Rentals, Inc.	26,600	381,976
*United Stationers, Inc.	11,700	716,274
United Technologies Corp.	108,520	8,133,574
Universal Forest Products, Inc.	9,455	397,583
*Universal Security Instruments, Inc.	266	1,886
*Universal Truckload Services, Inc.	7,458	136,183
*UQM Technologies, Inc.	5,700	24,909
*URS Corp.	32,769	1,682,688
*US Airways Group, Inc.	66,890	472,912
US Ecology, Inc.	6,300	98,280
*USA Truck, Inc.	5,798	106,799
#*USG Corp.	44,829	1,057,964
UTi Worldwide, Inc.	46,900	743,365
Valmont Industries, Inc.	10,200	849,558
*Valpey Fisher Corp.	783	1,762
*Versar, Inc.	3,338	10,982
Viad Corp.	10,292	240,833
*Vicor Corp.	11,100	167,832
Virco Manufacturing Corp.	5,490	19,764
*Volt Information Sciences, Inc.	9,150	114,741
VSE Corp.	1,800	72,342
#W.W. Grainger, Inc.	8,660	957,276
*Wabash National Corp.	13,700	133,164
Wabtec Corp.	18,600	884,988
*Waste Connections, Inc.	39,228	1,403,970
#Waste Management, Inc.	57,170	1,982,656
*Waste Services, Inc.	11,600	130,384
Watsco, Inc. Class A	10,080	596,938
Watsco, Inc. Class B	800	48,000
Watts Water Technologies, Inc.	15,900	564,132
*WCA Waste Corp.	5,500	27,280
#Werner Enterprises, Inc.	35,809	802,838
#*WESCO International, Inc.	20,210	820,930
*Willdan Group, Inc.	2,050	4,776
*Willis Lease Finance Corp.	2,883	40,477
Woodward Governor Co.	26,139	837,755
*Xerium Technologies, Inc.	8,090	9,384
#*YRC Worldwide, Inc.	16,900	9,408

Total Industrials		334,092,253

Information Technology — (14.1%)
*3PAR, Inc.	6,530	60,925
Accenture, Ltd.	69,405	3,028,834
*ACI Worldwide, Inc.	13,155	247,182
*Acme Packet, Inc.	21,299	556,756
*Acorn Energy, Inc.	4,000	22,560
*Actel Corp.	12,844	199,339

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ActivIdentity Corp.	20,577	$60,291
Activision Blizzard, Inc.	211,611	2,344,650
*Actuate Corp.	17,958	101,642
*Acxiom Corp.	42,161	804,432
*Adaptec, Inc.	61,020	188,552
*ADC Telecommunications, Inc.	33,170	265,692
*ADDvantage Technologies Group, Inc.	600	1,716
*Adept Technology, Inc.	1,100	6,501
#*Adobe Systems, Inc.	63,392	2,129,337
#Adtran, Inc.	23,387	626,070
*Advanced Analogic Technologies, Inc.	17,653	67,081
*Advanced Energy Industries, Inc.	17,610	259,219
*Advanced Micro Devices, Inc.	242,800	2,199,768
*Advent Software, Inc.	9,039	408,382
*Aehr Test Systems.	2,798	8,226
*Aetrium, Inc.	1,300	4,459
*Agilent Technologies, Inc.	48,690	1,765,499
Agilysys, Inc.	11,000	119,350
#*Akamai Technologies, Inc.	13,575	527,117
#*Alliance Data Systems Corp.	10,704	803,442
Altera Corp.	49,714	1,260,747
*Amdocs, Ltd.	73,378	2,343,693
American Software, Inc. Class A	11,887	75,958
#*Amkor Technology, Inc.	61,288	462,112
Amphenol Corp.	26,609	1,229,602
*Amtech Systems, Inc.	3,400	32,538
*Anadigics, Inc.	29,500	148,385
Analog Devices, Inc.	46,253	1,384,352
*Analysts International Corp.	148	438
*Anaren, Inc.	6,581	97,530
#*Anixter International, Inc.	17,000	890,800
#*Ansys, Inc.	21,907	985,815
*AOL, Inc.	44,829	1,047,205
*Apple, Inc.	110,602	28,880,394
Applied Materials, Inc.	156,353	2,154,544
*Applied Micro Circuits Corp.	33,651	379,583
*ArcSight, Inc.	4,500	102,285
*Ariba, Inc.	32,022	456,954
*Arris Group, Inc.	61,347	753,955
*Arrow Electronics, Inc.	49,680	1,515,240
*Art Technology Group, Inc.	54,775	234,437
*Aruba Networks, Inc.	26,758	336,080
*Aspen Technology, Inc.	19,100	224,807
Astro-Med, Inc.	1,306	9,926
#*Atheros Communications, Inc.	26,347	1,023,317
*Atmel Corp.	178,285	969,870
*ATMI, Inc.	14,621	265,079
*AuthenTec, Inc.	7,990	20,534
*Authentidate Holding Corp.	652	490
*Autobytel, Inc.	1,335	1,241
*Autodesk, Inc.	36,000	1,224,360
Automatic Data Processing, Inc.	61,370	2,661,003
*Aviat Networks, Inc.	26,895	174,818
*Avid Technology, Inc.	17,380	253,748
*Avnet, Inc.	55,900	1,787,123
AVX Corp.	91,360	1,411,512
*Aware, Inc.	8,951	22,288
*Axcelis Technologies, Inc.	9,824	23,381
*AXT, Inc.	12,067	52,733
Bel Fuse, Inc. Class A	1,700	36,958
Bel Fuse, Inc. Class B	4,851	113,610

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Bell Microproducts, Inc.	5,700	$39,900
*Benchmark Electronics, Inc.	33,944	734,548
*BigBand Networks, Inc.	22,238	73,385
Black Box Corp.	14,200	442,898
Blackbaud, Inc.	13,623	314,010
*Blackboard, Inc.	10,800	459,540
#*Blue Coat Systems, Inc.	17,433	567,095
*BMC Software, Inc.	29,212	1,149,784
*Bottomline Technologies, Inc.	10,403	181,012
*Brightpoint, Inc.	33,635	272,107
Broadcom Corp.	53,565	1,847,457
Broadridge Financial Solutions, Inc.	53,667	1,277,811
*Brocade Communications Systems, Inc.	158,575	1,029,152
*Brooks Automation, Inc.	30,269	294,215
*Bsquare Corp.	2,962	7,701
CA, Inc.	60,585	1,381,944
*Cabot Microelectronics Corp.	11,111	426,218
*CACI International, Inc.	15,300	725,679
*Cadence Design Systems, Inc.	60,000	447,600
*CalAmp Corp.	4,036	11,503
*Callidus Software, Inc.	11,311	35,856
*Cascade Microtech, Inc.	3,830	18,422
Cass Information Systems, Inc.	3,522	112,000
*Cavium Networks, Inc.	6,600	182,226
*CEVA, Inc.	9,800	119,952
*Checkpoint Systems, Inc.	20,500	463,095
*Chyron International Corp.	2,207	4,083
*Ciber, Inc.	33,531	133,118
#*Ciena Corp.	36,742	679,360
*Cinedigm Digital Cinema Corp.	4,202	10,211
*Cirrus Logic, Inc.	31,900	405,449
*Cisco Sytems, Inc.	713,334	19,202,951
*Citrix Systems, Inc.	29,395	1,381,565
*Clearfield, Inc.	4,000	10,000
*Cogent, Inc.	42,455	439,409
Cognex Corp.	19,137	400,155
*Cognizant Technology Solutions Corp.	35,308	1,807,063
#*Coherent, Inc.	13,150	494,046
Cohu, Inc.	11,168	180,363
*Comarco, Inc.	900	2,268
#*CommScope, Inc.	46,936	1,529,175
Communications Systems, Inc.	6,955	89,302
*CommVault Systems, Inc.	6,595	138,165
*Computer Sciences Corp.	57,810	3,028,666
*Computer Task Group, Inc.	4,737	44,480
*Compuware Corp.	88,494	761,048
*ComScore, Inc.	10,961	198,942
*Comtech Telecommunications Corp.	13,562	423,677
*Comverge, Inc.	7,200	81,648
*Concur Technologies, Inc.	18,847	789,878
*Concurrent Computer Corp.	3,152	17,714
*Conexant Systems, Inc.	30,500	93,025
#*Constant Contact, Inc.	4,020	102,711
*Convergys Corp.	60,296	762,141
Corning, Inc.	195,074	3,755,174
*CPI International, Inc.	7,615	102,269
*Cray, Inc.	12,374	83,648
*Cree, Inc.	28,088	2,056,322
*CSG Systems International, Inc.	13,744	312,264
*CSP, Inc.	709	2,439
CTS Corp.	1,000	10,500

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*CyberOptics Corp.	2,261	$25,074
*CyberSource Corp.	20,443	524,976
*Cymer, Inc.	13,278	453,444
*Cypress Semiconductor Corp.	60,930	785,388
#Daktronics, Inc.	19,200	160,896
*Datalink Corp.	4,035	18,158
*Dataram Corp.	1,100	2,618
*DDi Corp.	7,960	68,138
*DealerTrack Holdings, Inc.	19,869	303,002
*Dell, Inc.	227,126	3,674,899
*Deltek, Inc.	10,952	86,192
*DemandTec, Inc.	4,200	28,392
*DG FastChannel, Inc.	10,101	355,353
*Dice Holdings, Inc.	16,641	144,277
Diebold, Inc.	30,259	948,620
*Digi International, Inc.	11,720	125,521
*Digimarc Corp.	2,426	43,692
#*Digital River, Inc.	18,239	509,598
*Diodes, Inc.	16,049	344,572
*Ditech Networks, Inc.	1,700	2,635
*DivX, Inc.	14,780	123,561
*Dolby Laboratories, Inc.	8,680	596,490
*Dot Hill Systems Corp.	8,221	14,222
*Double-Take Software, Inc.	10,228	109,951
*DSP Group, Inc.	14,087	115,091
DST Systems, Inc.	18,304	777,005
*DTS, Inc.	6,666	221,578
*Dynamics Research Corp.	4,347	62,162
#Earthlink, Inc.	49,545	446,896
*eBay, Inc.	165,701	3,945,341
#*Ebix, Inc.	6,300	102,501
*Echelon Corp.	14,669	138,622
*EchoStar Corp.	18,134	348,354
*EDGAR Online, Inc.	1,100	2,266
*Edgewater Technology, Inc.	5,900	18,644
*EFJohnson Technologies, Inc.	4,312	4,614
*Elecsys Corp.	58	232
Electro Rent Corp.	12,323	176,096
*Electro Scientific Industries, Inc.	5,792	79,756
*Electronic Arts, Inc.	49,134	951,726
*Electronics for Imaging, Inc.	25,858	332,275
*eLoyalty Corp.	1,800	12,600
*EMC Corp.	242,576	4,611,370
#*EMCORE Corp.	11,711	15,693
*EMS Technologies, Inc.	6,300	100,107
*Emulex Corp.	41,063	482,490
*Endwave Corp.	2,100	6,363
*Entegris, Inc.	58,465	361,898
*Entorian Technologies, Inc.	666	1,225
*Entropic Communications, Inc.	25,900	136,752
*Epicor Software Corp.	28,579	262,355
*EPIQ Systems, Inc.	12,950	156,048
*ePlus, Inc.	3,060	56,947
#*Equinix, Inc.	10,720	1,078,968
*Euronet Worldwide, Inc.	21,823	347,640
*Exar Corp.	20,657	152,655
*ExlService Holdings, Inc.	11,957	190,355
*Extreme Networks	45,997	153,170
*F5 Networks, Inc.	22,800	1,560,204
FactSet Research Systems, Inc.	10,821	813,956
Fair Isaac Corp.	24,076	507,041

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Fairchild Semiconductor Corp. Class A	58,366	$654,867
*FalconStor Software, Inc.	13,600	40,664
*Faro Technologies, Inc.	8,990	226,638
*FEI Co.	19,111	429,998
Fidelity National Information Services, Inc.	108,138	2,842,948
#*Finisar Corp.	23,525	351,934
*Fiserv, Inc.	35,976	1,838,014
*FLIR Systems, Inc.	21,376	653,892
#*FormFactor, Inc.	23,620	354,536
*Forrester Research, Inc.	7,977	256,141
*Frequency Electronics, Inc.	2,200	12,188
*FSI International, Inc.	11,439	43,697
*Gartner Group, Inc.	24,300	585,144
*Geeknet, Inc.	4,339	6,465
*Gerber Scientific, Inc.	11,854	85,349
*GigOptix, Inc.	87	352
*Global Cash Access, Inc.	29,291	254,246
Global Payments, Inc.	12,800	547,968
*Globecomm Systems, Inc.	10,627	82,784
*Glu Mobile, Inc.	500	775
*Google, Inc.	29,847	15,682,808
*GSE Systems, Inc.	2,084	11,670
#*GSI Commerce, Inc.	23,120	630,020
*GSI Technology, Inc.	10,255	66,350
*GTSI Corp.	1,900	12,160
*Guidance Software, Inc.	6,118	35,974
*Hackett Group, Inc.	16,818	47,259
*Harmonic, Inc.	46,544	318,361
Harris Corp.	12,889	663,526
*Hauppauge Digital, Inc.	1,000	1,140
Heartland Payment Systems, Inc.	13,854	254,637
*Henry Bros. Electronics, Inc.	465	1,953
*Hewitt Associates, Inc. Class A	15,318	627,885
Hewlett-Packard Co.	285,439	14,834,265
*Hittite Microwave Corp.	7,700	394,856
*Hughes Communications, Inc.	8,081	225,460
*Hutchinson Technology, Inc.	10,577	64,414
*Hypercom Corp.	29,883	124,014
*I.D. Systems, Inc.	3,032	9,915
*IAC/InterActiveCorp.	63,530	1,424,343
#*ICx Technologies, Inc.	16,300	114,915
*IEC Electronics Corp.	1,710	9,029
iGATE Corp.	20,081	248,603
*iGo, Inc.	5,999	10,258
*Ikanos Communications, Inc.	20,172	57,087
*Imation Corp.	18,540	200,974
Imergent, Inc.	2,800	17,724
*Immersion Corp.	9,914	55,518
*Infinera Corp.	34,200	312,930
*infoGROUP, Inc.	26,141	209,389
*Informatica Corp.	21,330	533,463
*InfoSpace, Inc.	18,094	189,444
*Ingram Micro, Inc.	86,310	1,567,390
*Innodata Isogen, Inc.	9,255	32,022
*Insight Enterprises, Inc.	37,007	556,215
*Integral Systems, Inc.	8,202	71,521
*Integrated Device Technology, Inc.	86,566	572,201
*Integrated Silicon Solution, Inc.	10,978	135,359
Intel Corp.	671,946	15,340,527
*Intellicheck Mobilisa, Inc.	9,640	17,930
*Interactive Intelligence, Inc.	5,058	99,997

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*InterDigital, Inc.	7,806	$215,992
*Intermec, Inc.	28,738	329,625
*Internap Network Services Corp.	24,087	139,223
International Business Machines Corp.	142,211	18,345,219
*International Rectifier Corp.	37,017	852,131
*Internet Brands, Inc.	19,791	204,837
*Internet Capital Group, Inc.	17,547	173,540
*Interphase Corp.	700	1,764
Intersil Corp.	60,200	895,776
*Intest Corp.	1,100	3,597
*Intevac, Inc.	10,700	148,944
*IntriCon Corp.	1,974	7,106
#*Intuit, Inc.	38,100	1,377,696
*INX, Inc.	2,600	12,584
*iPass, Inc.	8,813	12,691
*IPG Photonics Corp.	34,550	604,970
*Isilon Systems, Inc.	20,541	266,622
*Iteris, Inc.	3,700	6,919
#*Itron, Inc.	19,490	1,551,599
*Ixia	31,269	320,507
*IXYS Corp.	16,609	149,979
*j2 Global Communications, Inc.	17,570	423,086
Jabil Circuit, Inc.	107,500	1,646,900
Jack Henry & Associates, Inc.	33,121	845,248
*Jaco Electronics, Inc.	600	228
*JDA Software Group, Inc.	17,961	519,073
*JDS Uniphase Corp.	96,053	1,247,728
#*Juniper Networks, Inc.	62,800	1,784,148
Keithley Instruments, Inc.	6,065	51,613
*Kenexa Corp.	8,676	130,227
*KEY Tronic Corp.	3,600	22,860
Keynote Systems, Inc.	6,220	68,296
*KIT Digital, Inc.	500	7,235
KLA-Tencor Corp.	38,000	1,294,280
*Knot, Inc. (The)	15,977	129,573
*Kopin Corp.	29,389	123,728
*Kulicke & Soffa Industries, Inc.	26,200	214,840
*KVH Industries, Inc.	5,691	85,763
*L-1 Identity Solutions, Inc.	69,994	606,848
#*Lam Research Corp.	23,500	952,925
*LaserCard Corp.	3,582	20,382
*Lattice Semiconductor Corp.	55,741	293,755
*Lawson Software, Inc.	75,226	583,754
*LeCroy Corp.	4,000	23,400
Lender Processing Services, Inc.	15,168	572,592
#*Lexmark International, Inc.	30,506	1,130,247
*Limelight Networks, Inc.	40,497	162,798
Linear Technology Corp.	35,940	1,080,356
*Lionbridge Technologies, Inc.	17,466	94,491
*Liquidity Services, Inc.	9,944	113,063
*Littlefuse, Inc.	10,556	445,780
*LoJack Corp.	8,633	36,086
*LookSmart, Ltd.	3,520	4,858
#*LoopNet, Inc.	13,267	149,652
#*Loral Space & Communications, Inc.	7,700	331,562
*LSI Corp.	225,189	1,355,638
*LTX-Credence Corp.	47,373	160,594
*Mace Security International, Inc.	2,000	1,730
*Magma Design Automation, Inc.	18,600	66,960
#*Manhattan Associates, Inc.	14,388	412,360
*ManTech International Corp. Class A	8,800	396,264

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Marchex, Inc.	13,700	$72,062
*Marvell Technology Group, Ltd.	84,086	1,736,376
*Mastech Holdings, Inc.	925	3,931
#MasterCard, Inc. Class A	13,289	3,296,204
*Mattson Technology, Inc.	23,651	106,430
#Maxim Integrated Products, Inc.	48,020	932,548
Maximus, Inc.	11,400	705,774
#*Maxwell Technologies, Inc.	6,478	93,478
*McAfee, Inc.	24,200	840,950
*Measurement Specialties, Inc.	6,797	111,947
*MEMC Electronic Materials, Inc.	28,086	364,275
*MEMSIC, Inc.	3,272	10,863
*Mentor Graphics Corp.	46,464	417,711
*Mercury Computer Systems, Inc.	11,200	144,032
Mesa Laboratories, Inc.	900	23,238
Methode Electronics, Inc.	17,500	194,250
Micrel, Inc.	24,802	289,439
Microchip Technology, Inc.	28,381	829,009
*Micron Technology, Inc.	311,689	2,914,292
*MICROS Systems, Inc.	32,408	1,204,281
*Microsemi Corp.	38,945	644,929
Microsoft Corp.	1,056,293	32,259,188
*MicroStrategy, Inc.	2,290	175,414
*Microtune, Inc.	22,580	60,514
*Mindspeed Technologies, Inc.	6,942	69,628
*MIPS Technologies, Inc.	15,400	76,846
*MKS Instruments, Inc.	23,410	530,939
Mocon, Inc.	2,858	31,924
*ModusLink Global Solutions, Inc.	21,220	189,495
Molex, Inc.	14,500	324,945
Molex, Inc. Class A	31,500	598,500
*MoneyGram International, Inc.	28,000	85,400
*Monolithic Power Systems, Inc.	10,778	265,678
*Monotype Imaging Holdings, Inc.	11,969	124,956
*MoSys, Inc.	11,900	51,408
*Motorola, Inc.	398,339	2,816,257
*Move, Inc.	5,565	12,243
MTS Systems Corp.	6,908	206,342
*Multi-Fineline Electronix, Inc.	12,423	322,004
#*Nanometrics, Inc.	7,750	82,925
*NAPCO Security Technologies, Inc.	6,999	16,868
#National Instruments Corp.	30,651	1,059,912
#National Semiconductor Corp.	39,239	579,952
#*NCI, Inc.	2,940	83,525
*NCR Corp.	56,758	746,935
*NetApp, Inc.	51,614	1,789,457
*Netezza Corp.	23,400	320,346
*NETGEAR, Inc.	19,292	522,042
*NetList, Inc.	6,000	17,820
*NetLogic Microsystems, Inc.	15,600	486,252
*NetScout Systems, Inc.	13,852	201,131
*NetSuite, Inc.	4,200	59,178
*Network Engines, Inc.	4,876	14,872
*Network Equipment Technologies, Inc.	13,081	67,106
*NeuStar, Inc.	28,708	702,485
*Newport Corp.	8,365	98,958
*NextWave Wireless, Inc.	1,995	840
NIC, Inc.	15,586	109,881
*Novatel Wireless, Inc.	12,900	88,365
*Novell, Inc.	175,585	985,032
*Novellus Systems, Inc.	46,600	1,220,920

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Nu Horizons Electronics Corp.	6,900	$24,840
#*Nuance Communications, Inc.	54,900	1,003,023
*NumereX Corp. Class A	2,142	9,960
#*Nvidia Corp.	95,959	1,508,475
O.I. Corp.	876	7,963
*Occam Networks, Inc.	16,080	104,842
*Oclaro, Inc.	16,522	253,288
*OmniVision Technologies, Inc.	24,500	430,220
#*ON Semiconductor Corp.	109,501	869,438
*Online Resources Corp.	11,280	52,565
*Onvia, Inc.	2,442	17,704
*Openwave Systems, Inc.	28,209	62,906
*Oplink Communications, Inc.	10,000	151,100
OPNET Technologies, Inc.	7,812	125,461
*Opnext, Inc.	13,738	32,284
*Optical Cable Corp.	100	327
Oracle Corp.	589,802	15,240,484
*Orbcomm, Inc.	14,397	31,817
*OSI Systems, Inc.	9,300	242,172
*Overland Storage, Inc.	366	1,080
#*Palm, Inc.	59,718	346,364
*PAR Technology Corp.	4,596	32,218
*Parametric Technology Corp.	46,080	856,627
Park Electrochemical Corp.	9,700	293,037
#*ParkerVision, Inc.	2,905	5,490
#Paychex, Inc.	43,033	1,316,810
*PC Connection, Inc.	14,833	102,051
*PC Mall, Inc.	5,200	26,988
*PC-Tel, Inc.	12,027	78,296
*PDF Solutions, Inc.	8,102	40,105
Pegasystems, Inc.	13,388	423,998
*Perceptron, Inc.	2,200	10,362
*Perficient, Inc.	14,546	181,389
*Performance Technologies, Inc.	3,800	10,640
*Pericom Semiconductor Corp.	12,286	143,500
*Pervasive Software, Inc.	7,272	36,215
*Phoenix Technologies, Ltd.	8,026	23,998
*Photronics, Inc.	24,376	132,849
*Pixelworks, Inc.	2,500	12,000
*Planar Systems, Inc.	6,000	15,660
#Plantronics, Inc.	24,360	808,752
*PLATO Learning, Inc.	3,814	21,549
*Plexus Corp.	18,182	673,643
*PLX Technology, Inc.	15,800	82,950
*PMC - Sierra, Inc.	84,379	746,754
*Polycom, Inc.	32,600	1,061,130
Power Integrations, Inc.	10,200	392,496
*Presstek, Inc.	15,222	70,326
—*Price Communications Liquidation Trust	5,700	779
*Progress Software Corp.	16,847	543,316
*PROS Holdings, Inc.	2,484	22,604
QAD, Inc.	11,195	61,796
*QLogic Corp.	49,800	964,626
QUALCOMM, Inc.	204,477	7,921,439
Qualstar Corp.	3,967	7,736
*Quantum Corp.	82,041	237,919
*Quest Software, Inc.	44,260	775,878
*QuickLogic Corp.	8,175	29,266
*Rackspace Hosting, Inc.	3,848	69,072
*Radiant Systems, Inc.	13,000	182,910
*RadiSys Corp.	11,600	113,564

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*RAE Systems, Inc.	6,400	$5,057
*Rainmaker Systems, Inc.	5,093	6,977
#*Rambus, Inc.	24,585	593,236
*Ramtron International Corp.	9,024	30,411
*RealNetworks, Inc.	65,193	270,551
*Red Hat, Inc.	30,993	925,761
*Reis, Inc.	6,081	36,364
*Relm Wireless Corp.	4,000	13,040
Renaissance Learning, Inc.	9,888	140,508
*RF Micro Devices, Inc.	98,247	552,148
*RF Monolithics, Inc.	2,900	3,422
Richardson Electronics, Ltd.	6,026	69,239
*RightNow Technologies, Inc.	6,211	101,860
*Rimage Corp.	4,568	80,168
*Riverbed Technology, Inc.	12,008	372,128
*Rofin-Sinar Technologies, Inc.	13,600	361,216
*Rogers Corp.	8,164	273,249
#*Rovi Corp.	44,318	1,727,516
*Rubicon Technology, Inc.	7,767	210,796
*Rudolph Technologies, Inc.	15,106	143,960
*S1 Corp.	34,738	214,333
*Saba Software, Inc.	10,704	54,590
#*SAIC, Inc.	7,820	136,146
*Salary.com, Inc.	5,600	16,352
#*Salesforce.com, Inc.	18,300	1,566,480
*Sandisk Corp.	79,130	3,156,496
*Sanmina-SCI Corp.	32,485	579,208
Sapient Corp.	51,768	529,587
*SAVVIS, Inc.	18,634	327,958
*ScanSource, Inc.	12,459	347,108
*Scientific Learning Corp.	3,436	17,386
*SCM Microsystems, Inc.	3,323	5,151
*SeaChange International, Inc.	16,408	136,679
*Seagate Technology LLC.	72,675	1,335,040
*Semtech Corp.	24,018	435,927
Servidyne, Inc.	115	388
*ShoreTel, Inc.	17,116	112,110
#*Sigma Designs, Inc.	11,348	134,587
*Silicon Graphics International Corp.	14,500	143,405
*Silicon Image, Inc.	36,781	136,825
*Silicon Laboratories, Inc.	18,000	870,300
*Skyworks Solutions, Inc.	81,501	1,372,477
*Smart Modular Technologies (WWH), Inc.	29,485	206,985
*Smith Micro Software, Inc.	13,700	130,013
Solera Holdings, Inc.	25,265	982,051
*Sonic Solutions, Inc.	13,500	169,425
*SonicWALL, Inc.	27,660	280,196
*Sonus Networks, Inc.	128,602	333,079
*Soundbite Communications, Inc.	400	1,204
*Sourcefire, Inc.	8,200	183,434
*Spark Networks, Inc.	5,400	18,684
*Spectrum Control, Inc.	6,006	83,483
*SRA International, Inc.	20,795	479,949
*SRS Labs, Inc.	4,682	43,824
*Stamps.com, Inc.	6,012	63,727
*Standard Microsystems Corp.	11,204	287,719
*StarTek, Inc.	5,510	37,358
#*STEC, Inc.	18,157	252,201
#*Stratasys, Inc.	9,500	226,480
*SuccessFactors, Inc.	26,600	556,738
*Super Micro Computer, Inc.	13,603	192,891

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Supertex, Inc.	5,953	$160,791
*Support.com, Inc.	22,395	97,642
*Switch & Data Facilities Co., Inc.	11,430	219,342
#*Sybase, Inc.	25,902	1,123,629
Sycamore Networks, Inc.	15,630	309,318
*Symantec Corp.	100,100	1,678,677
*Symmetricom, Inc.	20,664	137,002
*Symyx Technologies, Inc.	13,600	74,120
#*Synaptics, Inc.	6,100	186,782
*Synchronoss Technologies, Inc.	11,235	229,531
*SYNNEX Corp.	17,300	474,366
*Synopsys, Inc.	54,790	1,244,281
Syntel, Inc.	8,474	306,081
#*Take-Two Interactive Software, Inc.	38,491	418,397
*Taleo Corp.	15,378	399,520
*Tech Data Corp.	26,869	1,152,680
Technitrol, Inc.	13,268	71,647
*TechTarget, Inc.	8,761	42,491
*TechTeam Global, Inc.	3,366	20,735
*Tekelec	23,028	417,498
*TeleCommunication Systems, Inc.	15,000	103,650
*TeleTech Holdings, Inc.	23,580	390,249
Tellabs, Inc.	195,482	1,774,977
*Telular Corp.	4,261	13,039
*Teradata Corp.	26,703	776,256
#*Teradyne, Inc.	67,722	828,240
#*Terremark Worldwide, Inc.	20,956	150,255
Tessco Technologies, Inc.	3,788	96,367
*Tessera Technologies, Inc.	24,273	492,256
Texas Instruments, Inc.	155,650	4,048,456
TheStreet.com, Inc.	11,396	43,419
#*THQ, Inc.	31,500	239,400
*TIBCO Software, Inc.	72,869	830,707
*Tier Technologies, Inc.	8,000	66,960
*TiVo, Inc.	19,477	341,237
*TNS, Inc.	4,690	121,706
*Tollgrade Communications, Inc.	2,700	17,172
#Total System Services, Inc.	79,456	1,272,091
*Track Data Corp.	300	1,080
*Transact Technologies, Inc.	3,300	24,717
*TranSwitch Corp.	131	342
*Travelzoo, Inc.	2,648	52,801
*Trident Microsystems, Inc.	13,500	23,355
*Trimble Navigation, Ltd.	45,500	1,488,305
*Trio-Tech International	255	1,056
*Triquint Semiconductor, Inc.	68,941	519,815
*TSR, Inc.	421	1,061
*TTM Technologies, Inc.	18,678	202,843
Tyco Electronics, Ltd.	76,072	2,443,433
#*Tyler Technologies, Inc.	17,136	291,997
#*Ultimate Software Group, Inc.	3,794	126,909
*Ultra Clean Holdings, Inc.	7,757	76,562
*Ultratech, Inc.	11,132	163,529
*Unica Corp.	7,518	69,767
*Unisys Corp.	16,369	458,659
United Online, Inc.	40,678	324,204
*Universal Display Corp.	8,486	113,288
*UTStarcom, Inc.	61,825	176,201
*ValueClick, Inc.	29,708	305,398
*Varian Semiconductor Equipment Associates, Inc.	23,865	786,113
#*Veeco Instruments, Inc.	10,887	478,919

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*VeriFone Holdings, Inc.	17,305	$329,314
*VeriSign, Inc.	30,560	833,371
#*Vertro, Inc.	2,500	1,375
*Viasat, Inc.	17,411	617,220
*Viasystems Group, Inc.	111	2,386
*Vicon Industries, Inc.	600	2,886
*Video Display Corp.	2,312	11,606
*Virage Logic Corp.	8,853	82,156
#*Virnetx Holding Corp.	16,186	86,595
*Virtusa Corp.	11,354	116,833
Visa, Inc.	52,372	4,725,526
*Vishay Intertechnology, Inc.	139,910	1,456,463
#*VistaPrint NV	9,899	510,590
*VMware, Inc. Class A	12,444	767,048
*Vocus, Inc.	7,700	131,285
*Volterra Semiconductor Corp.	7,600	182,096
#*Wave Systems Corp. Class A	1,900	7,581
Wayside Technology Group, Inc.	1,500	14,325
*Web.com Group, Inc.	11,031	53,280
*Websense, Inc.	12,810	291,684
*Western Digital Corp.	45,893	1,885,743
Western Union Co. (The)	79,389	1,448,849
*Wireless Ronin Technologies, Inc.	3,323	5,815
*Wireless Telecom Group, Inc.	3,316	2,984
*WPCS International, Inc.	2,200	7,018
*Wright Express Corp.	14,900	506,153
#Xerox Corp.	355,667	3,876,770
Xilinx, Inc.	35,947	926,714
*X-Rite, Inc.	20,506	67,670
*Yahoo!, Inc.	176,651	2,920,041
*Zebra Technologies Corp. Class A	19,664	571,239
*Zix Corp.	10,283	25,296
*Zoran Corp.	27,120	263,878
*Zygo Corp.	6,750	63,788

Total Information Technology		435,261,852

Materials — (4.2%)
A. Schulman, Inc.	12,490	324,865
*A.M. Castle & Co	10,500	144,060
*AEP Industries, Inc.	2,600	71,838
Air Products & Chemicals, Inc.	24,945	1,915,277
Airgas, Inc.	26,700	1,694,115
AK Steel Holding Corp.	43,170	723,098
Albemarle Corp.	28,547	1,303,456
Alcoa, Inc.	182,004	2,446,134
#Allegheny Technologies, Inc.	27,906	1,492,134
#AMCOL International Corp.	11,180	321,313
*American Pacific Corp.	2,200	13,420
American Vanguard Corp.	12,812	103,777
AptarGroup, Inc.	24,955	1,074,063
*Arabian American Development Co.	4,616	12,786
Arch Chemicals, Inc.	11,300	384,313
Ashland, Inc.	34,659	2,064,290
Balchem Corp.	9,978	258,816
#Ball Corp.	16,600	883,286
Bemis Co., Inc.	48,401	1,471,874
*Boise, Inc.	41,200	283,868
*Brush Engineered Materials, Inc.	9,400	279,462
*Buckeye Technologies, Inc.	18,500	261,220
#*Bway Holding Co.	10,560	208,877
Cabot Corp.	35,632	1,159,465

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Calgon Carbon Corp.	21,800	$337,900
Carpenter Technology Corp.	19,850	779,510
Celanese Corp. Class A	22,399	716,544
*Century Aluminum Co.	44,753	603,270
CF Industries Holdings, Inc.	10,431	872,762
*Chemtura Corp.	30,600	53,244
*Clearwater Paper Corp.	5,500	350,240
Cliffs Natural Resources, Inc.	24,858	1,554,371
*Coeur d’Alene Mines Corp.	35,800	641,536
Commercial Metals Co.	57,299	852,609
Compass Minerals International, Inc.	7,752	583,803
*Continental Materials Corp.	100	1,615
*Core Molding Technologies, Inc.	1,400	7,420
*Crown Holdings, Inc.	25,100	652,600
Cytec Industries, Inc.	23,913	1,149,259
Deltic Timber Corp.	4,796	252,366
#*Domtar Corp.	20,287	1,437,131
Dow Chemical Co. (The)	188,809	5,820,981
E.I. du Pont de Nemours & Co.	108,043	4,304,433
Eagle Materials, Inc.	16,811	535,767
Eastman Chemical Co.	22,900	1,532,468
#Ecolab, Inc.	28,248	1,379,632
*Ferro Corp.	39,740	433,961
#*Flotek Industries, Inc.	2,019	4,099
FMC Corp.	11,200	712,768
Freeport-McMoRan Copper & Gold, Inc. Class B	52,024	3,929,373
Friedman Industries, Inc.	5,521	32,684
*General Moly, Inc.	27,000	100,980
*Georgia Gulf Corp.	2,331	47,879
*Graphic Packaging Holding Co.	166,263	613,510
Greif, Inc. Class A	11,500	680,570
Greif, Inc. Class B	5,175	292,388
H.B. Fuller Co.	23,912	560,736
Hawkins, Inc.	4,410	118,276
Haynes International, Inc.	5,710	205,046
*Headwaters, Inc.	28,792	172,752
#*Hecla Mining Co.	117,148	699,374
*Horsehead Holding Corp.	20,911	248,423
Huntsman Corp.	117,794	1,344,030
ICO, Inc.	10,100	86,557
Innophos Holdings, Inc.	12,373	352,507
*Innospec, Inc.	10,100	134,431
International Flavors & Fragrances, Inc.	14,700	736,323
International Paper Co.	93,644	2,504,041
#*Intrepid Potash, Inc.	29,400	772,044
Kaiser Aluminum Corp.	9,435	379,193
*KapStone Paper & Packaging Corp.	21,200	273,480
KMG Chemicals, Inc.	4,042	74,534
Koppers Holdings, Inc.	6,843	192,767
*Kronos Worldwide, Inc.	15,063	286,197
*Landec Corp.	12,427	76,178
*Louisiana-Pacific Corp.	51,839	609,627
*LSB Industries, Inc.	7,200	127,872
Lubrizol Corp.	22,014	1,988,745
Martin Marietta Materials, Inc.	6,650	637,602
*Material Sciences Corp.	3,017	10,680
MeadWestavco. Corp.	62,200	1,689,974
*Mercer International, Inc.	16,209	89,312
*Metalline Mining Co.	500	495
Minerals Technologies, Inc.	10,300	594,310
#*Mines Management, Inc.	6,645	18,074

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Mod-Pac Corp.	400	$2,292
Monsanto Co.	64,570	4,071,784
Mosaic Co. (The)	54,287	2,776,237
Myers Industries, Inc.	18,786	204,016
Nalco Holding Co.	67,134	1,660,224
*Nanophase Technologies Corp.	700	1,225
Neenah Paper, Inc.	6,600	115,500
NewMarket Corp.	6,000	660,000
Newmont Mining Corp.	59,499	3,336,704
NL Industries, Inc.	22,637	192,188
*Northern Technologies International Corp.	800	7,584
Nucor Corp.	57,136	2,589,404
Olin Corp.	37,764	793,044
#Olympic Steel, Inc.	5,150	163,667
*OM Group, Inc.	14,461	545,903
*Omnova Solutions, Inc.	13,584	103,918
*Owens-Illinois, Inc.	24,800	878,912
P.H. Glatfelter Co.	22,162	325,560
Packaging Corp. of America	38,057	941,150
*Pactiv Corp.	40,254	1,022,854
*Penford Corp.	8,423	77,913
*PolyOne Corp.	38,520	435,661
PPG Industries, Inc.	33,533	2,359,717
Praxair, Inc.	36,343	3,044,453
Quaker Chemical Corp.	5,240	164,903
*Ready Mix, Inc.	300	684
Reliance Steel & Aluminum Co.	37,402	1,825,592
*Rock of Ages Corp.	500	1,750
Rock-Tenn Co. Class A	19,069	983,960
*Rockwood Holdings, Inc.	34,198	1,023,888
#Royal Gold, Inc.	16,109	824,459
RPM International, Inc.	51,772	1,143,126
*RTI International Metals, Inc.	14,505	392,360
Schnitzer Steel Industries, Inc. Class A	10,581	571,374
Schweitzer-Maudoit International, Inc.	7,800	443,976
Scotts Miracle-Gro Co. Class A (The)	15,131	733,097
Sealed Air Corp.	60,920	1,309,780
*Senomyx, Inc.	9,098	38,848
Sensient Technologies Corp.	24,000	756,720
#Sigma-Aldrich Corp.	19,620	1,163,466
Silgan Holdings, Inc.	15,090	910,380
*Solitario Exploration & Royalty Corp.	1,700	4,420
*Solutia, Inc.	51,737	910,571
Sonoco Products Co.	37,436	1,240,255
Southern Copper Corp.	102,700	3,140,566
*Spartech Corp.	13,085	186,330
#Steel Dynamics, Inc.	82,351	1,293,734
Stepan Co.	4,184	316,938
*Stillwater Mining Co.	41,220	696,618
Synalloy Corp.	4,755	46,789
Temple-Inland, Inc.	52,757	1,230,293
#Texas Industries, Inc.	12,179	460,853
#*Titanium Metals Corp.	94,193	1,452,456
*U.S. Concrete, Inc.	7,263	3,849
*U.S. Gold Corp.	52,122	177,736
*United States Lime & Minerals, Inc.	2,251	91,728
#United States Steel Corp.	52,505	2,869,923
*Universal Stainless & Alloy Products, Inc.	2,400	55,992
Valhi, Inc.	21,664	620,024
Valspar Corp.	48,883	1,531,016
Vulcan Materials Co.	45,012	2,578,287

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Walter Energy, Inc.	17,570	$1,419,832
*Wausau Paper Corp.	17,910	158,504
Westlake Chemical Corp.	34,626	972,298
#Weyerhaeuser Co.	49,404	2,446,486
Worthington Industries, Inc.	38,096	608,393
*WR Grace & Co.	29,548	853,642
Zep, Inc.	8,427	155,394
*Zoltek Cos., Inc.	14,234	140,063

Total Materials		129,408,323

Other — (0.0%)
—*Avigen, Inc. Escrow Shares	5,711	—
—*MAIR Holdings, Inc. Escrow Shares	300	—
—#*Pelican Financial, Inc. Escrow Shares	100	—
—*Softbrands, Inc. Escrow Shares	3,200	—
—*Voyager Learning Co. Escrow Shares	669	—

Total Other		—

Telecommunication Services — (2.0%)
*AboveNet, Inc.	9,200	464,968
Alaska Communications Systems Group, Inc.	9,969	85,335
*American Tower Corp.	48,828	1,992,671
*Arbinet Corp.	7,700	15,554
AT&T, Inc.	1,000,627	26,076,340
Atlantic Tele-Network, Inc.	6,772	373,679
#*Cbeyond, Inc.	10,770	165,643
CenturyTel, Inc.	58,602	1,998,914
*Cincinnati Bell, Inc.	77,400	260,838
*Cogent Communications Group, Inc.	17,400	177,654
Consolidated Communications Holdings, Inc.	12,506	231,986
*Crown Castle International Corp.	41,815	1,582,698
*FiberTower Corp.	478	2,600
#Frontier Communications Corp.	115,466	919,109
*General Communications, Inc. Class A	25,410	156,272
*Global Crossing, Ltd.	22,205	329,744
HickoryTech Corp.	3,965	33,584
*ICO Global Communications (Holdings), Ltd.	1,638	2,457
*IDT Corp.	66	514
*IDT Corp. Class B	5,528	54,782
#Iowa Telecommunications Services, Inc.	11,170	188,103
#*Leap Wireless International, Inc.	32,055	587,248
*Level 3 Communications, Inc.	75,526	117,821
*MetroPCS Communications, Inc.	62,312	475,441
#*Neutral Tandem, Inc.	5,032	85,292
*NII Holdings, Inc.	54,761	2,322,962
NTELOS Holdings Corp.	16,545	324,778
*PAETEC Holding Corp.	53,676	267,306
*Premiere Global Services, Inc.	26,766	250,797
Qwest Communications International, Inc.	276,300	1,445,049
*SBA Communications Corp.	19,590	692,898
Shenandoah Telecommunications Co.	6,801	120,786
#*Sprint Nextel Corp.	503,135	2,138,324
*SureWest Communications	5,354	46,044
*Syniverse Holdings, Inc.	32,521	653,022
Telephone & Data Systems, Inc.	21,414	742,209
Telephone & Data Systems, Inc. Special Shares	19,406	587,614
*Terrestar Corp.	2,200	1,716
*tw telecom, inc.	58,937	1,049,079
*United States Cellular Corp.	20,743	872,865
*USA Mobility, Inc.	10,923	152,267
Verizon Communications, Inc.	484,983	14,011,159

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
Warwick Valley Telephone Co.	1,392	$21,019
Windstream Corp.	72,254	798,407
*Xeta Corp.	833	3,057

Total Telecommunication Services		62,880,605

Utilities — (2.9%)
*AES Corp.	261,094	3,013,025
AGL Resources, Inc.	30,803	1,217,027
Allegheny Energy, Inc.	26,879	585,425
ALLETE, Inc.	14,037	511,929
#Alliant Energy Corp.	18,570	635,094
#Ameren Corp.	39,621	1,028,561
American Electric Power Co., Inc.	61,814	2,120,220
American States Water Co.	7,000	261,240
American Water Works Co., Inc.	26,093	568,306
#Aqua America, Inc.	55,753	1,021,952
Artesian Resources Corp.	2,109	39,944
Atmos Energy Corp.	37,120	1,098,010
Avista Corp.	21,448	463,920
#Black Hills Corp.	15,239	501,211
#*Cadiz, Inc.	2,721	33,931
California Water Service Group	13,094	507,131
*Calpine Corp.	161,768	2,204,898
CenterPoint Energy, Inc.	65,516	940,810
Central Vermont Public Service Corp.	7,410	161,612
CH Energy Group, Inc.	10,263	425,093
Chesapeake Utilities Corp.	2,973	89,547
Cleco Corp.	23,701	649,407
CMS Energy Corp.	69,200	1,125,192
Connecticut Water Services, Inc.	4,541	107,576
Consolidated Edison, Inc.	34,336	1,551,987
Constellation Energy Group, Inc.	32,730	1,157,006
Delta Natural Gas Co., Inc.	1,429	42,327
Dominion Resources, Inc.	72,647	3,036,645
DPL, Inc.	30,462	858,419
#DTE Energy Co.	26,948	1,298,085
Duke Energy Corp.	161,656	2,712,588
*Dynegy, Inc.	66,405	88,319
Edison International, Inc.	39,791	1,367,617
*El Paso Electric Co.	16,900	359,125
Empire District Electric Co.	14,615	285,139
Energen Corp.	12,200	596,214
Energy, Inc.	974	11,308
Entergy Corp.	23,087	1,876,742
EQT Corp.	20,220	879,368
Exelon Corp.	75,980	3,311,968
FirstEnergy Corp.	35,351	1,338,742
FPL Group, Inc.	49,840	2,594,172
Great Plains Energy, Inc.	53,146	1,027,312
#Hawaiian Electric Industries, Inc.	35,600	831,260
IDACORP, Inc.	18,900	681,912
#Integrys Energy Group, Inc.	27,387	1,358,669
#ITC Holdings Corp.	19,590	1,093,710
Laclede Group, Inc.	8,736	297,723
Maine & Maritimes Corp.	826	36,080
MDU Resources Group, Inc.	30,466	645,879
MGE Energy, Inc.	9,052	332,752
Middlesex Water Co.	6,412	115,801
*Mirant Corp.	75,500	880,330
National Fuel Gas Co.	12,673	659,249
#New Jersey Resources Corp.	16,143	609,075

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Nicor, Inc.	17,700	$770,127
NiSource, Inc.	45,051	734,331
Northeast Utilities, Inc.	28,427	789,986
Northwest Natural Gas Co.	10,385	492,145
NorthWestern Corp.	14,075	425,346
*NRG Energy, Inc.	82,398	1,991,560
NSTAR	25,400	929,640
NV Energy, Inc.	90,900	1,135,341
OGE Energy Corp.	15,973	660,963
#Oneok, Inc.	17,039	837,296
#Ormat Technologies, Inc.	16,800	535,248
Pennichuck Corp.	1,654	38,489
Pepco Holdings, Inc.	35,977	602,255
PG&E Corp.	45,300	1,984,140
Piedmont Natural Gas Co.	30,000	825,000
Pinnacle West Capital Corp.	25,155	939,288
PNM Resources, Inc.	33,400	453,906
Portland General Electric Co.	30,053	597,454
PPL Corp.	45,740	1,132,522
#Progress Energy, Inc.	34,733	1,386,541
Public Service Enterprise Group, Inc.	85,672	2,752,641
Questar Corp.	63,960	3,066,882
RGC Resources, Inc.	500	15,860
*RRI Energy, Inc.	140,560	572,079
SCANA Corp.	19,878	784,585
Sempra Energy	30,050	1,477,859
SJW Corp.	9,000	247,320
South Jersey Industries, Inc.	11,719	528,644
#Southern Co.	100,196	3,462,774
Southwest Gas Corp.	17,710	550,781
Southwest Water Co.	8,620	91,975
#TECO Energy, Inc.	66,050	1,118,226
UGI Corp.	43,360	1,191,966
UIL Holdings Corp.	11,733	340,609
Unisource Energy Corp.	14,036	467,680
Unitil Corp.	4,959	109,495
Vectren Corp.	31,827	795,993
Westar Energy, Inc.	42,200	999,718
WGL Holdings, Inc.	19,713	704,543
Wisconsin Energy Corp.	19,506	1,024,260
Xcel Energy, Inc.	63,313	1,377,058
York Water Co.	3,611	49,651

Total Utilities		90,238,761

TOTAL COMMON STOCKS		2,591,609,605

RIGHTS/WARRANTS — (0.0%)
*Accuride Corp. Warrants 02/26/12	3,543	815
—*Avalon Contingent Value Rights	1,800	316
—*Bank of Florida Corp. Rights 05/21/10	9,054	1,901
*Caliper Life Sciences, Inc. Warrants 08/10/11	157	40
—*Contra Pharmacopeia Contingent Value Rights	3,300	—
—*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	7,600	—
*Valley National BanCorp Warrants 06/30/15	138	524

TOTAL RIGHTS/WARRANTS		3,596

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19% 05/03/10 (Collateralized by $12,030,000 FNMA 6.00%, 10/01/38, valued at $8,201,241) to be repurchased at $8,077,128.	$8,077	$8,077,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.4%)
§@DFA Short Term Investment Fund	449,186,253	$449,186,253
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 05/03/10 (Collateralized by $15,103,376 FHLMC 5.934%(r), 01/01/38 & FNMA 2.784%(r), 12/01/34, valued at $15,388,092) to be repurchased at $14,940,144.	$14,940	14,939,895
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $21,075,000 FNMA 5.000%, 04/01/23 & 7.000%, 11/01/37, valued at $9,948,676) to be repurchased at $9,658,358.	9,658	9,658,197

TOTAL SECURITIES LENDING COLLATERAL		473,784,345

TOTAL INVESTMENTS — (100.0%) (Cost $2,891,597,693)		$3,073,474,546

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (86.5%)
Consumer Discretionary — (13.7%)
*1-800-FLOWERS.COM, Inc.	23,454	$67,078
*4Kids Entertainment, Inc.	10,200	11,016
*99 Cents Only Stores	87,518	1,358,279
#Aaron’s, Inc.	87,067	1,965,102
Aaron’s, Inc. Class A	5,616	105,665
#Abercrombie & Fitch Co.	80,748	3,531,110
*AC Moore Arts & Crafts, Inc.	23,057	94,073
Acme United Corp.	2,302	26,243
Advance Auto Parts, Inc.	34,701	1,565,015
#*Aeropostale, Inc.	33,343	968,281
*AFC Enterprises, Inc.	23,483	256,200
*AH Belo Corp.	20,454	173,859
*Aldila, Inc.	5,648	34,509
*Alloy, Inc.	15,794	122,403
*Amazon.com, Inc.	36,279	4,972,400
Ambassadors Group, Inc.	23,469	284,914
Amcon Distributing Co.	300	15,075
*American Apparel, Inc.	54,269	166,606
#*American Axle & Manufacturing Holdings, Inc.	49,000	527,240
*American Biltrite, Inc.	1,008	3,210
American Eagle Outfitters, Inc.	230,350	3,872,183
#American Greetings Corp. Class A	29,700	729,432
#*American Public Education, Inc.	2,100	88,935
*America’s Car-Mart, Inc.	13,590	344,235
*Amerigon, Inc.	26,400	258,984
Ameristar Casinos, Inc.	66,394	1,250,199
#*AnnTaylor Stores Corp.	70,590	1,531,803
*ante4, Inc.	3,728	12,153
*Apollo Group, Inc. Class A	15,844	909,604
#Arbitron, Inc.	18,047	556,028
#*Arctic Cat, Inc.	14,024	206,854
Ark Restaurants Corp.	2,168	30,460
#*ArvinMeritor, Inc.	119,500	1,830,740
*Asbury Automotive Group, Inc.	38,473	598,255
*Ascent Media Corp.	9,145	269,960
*Atrinsic, Inc.	5,330	5,223
*Audiovox Corp. Class A	21,831	203,247
#*AutoNation, Inc.	223,608	4,516,882
*Autozone, Inc.	10,228	1,892,282
*Bakers Footwear Group, Inc.	2,149	5,953
*Ballantyne Strong, Inc.	9,288	71,518
*Bally Technologies, Inc.	21,700	1,000,804
#Barnes & Noble, Inc.	66,877	1,473,969
*Bassett Furniture Industries, Inc.	8,492	50,867
*Beasley Broadcast Group, Inc.	5,114	30,070
*Beazer Homes USA, Inc.	62,700	411,939
bebe stores, inc.	94,494	778,631
*Bed Bath & Beyond, Inc.	70,200	3,226,392
Belo Corp.	157,142	1,362,421
*Benihana, Inc.	3,594	24,763
*Benihana, Inc. Class A	5,026	34,227
Best Buy Co., Inc.	44,893	2,047,121
Big 5 Sporting Goods Corp.	25,721	435,971
*Big Lots, Inc.	73,748	2,817,174
*Biglari Holdings, Inc.	2,023	791,499
#*BJ’s Restaurants, Inc.	33,901	818,031
#*Blockbuster, Inc. Class A	43,173	16,082
*Blockbuster, Inc. Class B	30,755	10,457

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Blue Nile, Inc.	5,855	$316,111
*Bluegreen Corp.	30,325	184,073
Blyth, Inc.	9,900	570,636
Bob Evans Farms, Inc.	36,220	1,120,285
*Bon-Ton Stores, Inc. (The)	19,000	325,280
Books-A-Million, Inc.	17,630	130,462
*Borders Group, Inc.	40,596	103,114
#*BorgWarner, Inc.	60,800	2,635,072
Bowl America, Inc. Class A	3,649	47,619
#*Boyd Gaming Corp.	102,300	1,299,210
Brinker International, Inc.	66,050	1,223,246
*Brink’s Home Security Holdings, Inc.	40,800	1,711,152
*Brookfield Homes Corp.	30,818	345,470
Brown Shoe Co., Inc.	51,833	974,460
Brunswick Corp.	175,368	3,665,191
#Buckle, Inc.	31,575	1,142,383
#*Buffalo Wild Wings, Inc.	17,232	712,371
*Build-A-Bear-Workshop, Inc.	20,000	191,200
Burger King Holdings, Inc.	1,000	21,100
#*Cabela’s, Inc.	80,404	1,460,137
Cablevision Systems Corp.	48,727	1,337,069
*Cache, Inc.	18,700	127,721
*California Coastal Communities, Inc.	6,342	7,040
#*California Pizza Kitchen, Inc.	28,583	585,951
#Callaway Golf Co.	85,328	801,230
*Cambium Learning Group, Inc.	5,876	29,086
*Canterbury Park Holding Corp.	2,074	16,654
#*Capella Education Co.	8,272	749,609
#*Career Education Corp.	84,337	2,468,544
*Caribou Coffee Co., Inc.	22,590	199,921
#*CarMax, Inc.	197,586	4,854,688
*Carmike Cinemas, Inc.	8,500	142,630
Carnival Corp.	264,200	11,017,140
*Carriage Services, Inc.	12,214	60,704
*Carrols Restaurant Group, Inc.	21,500	161,035
*Carter’s, Inc.	46,541	1,499,551
*Casual Male Retail Group, Inc.	48,049	196,520
Cato Corp. Class A	33,492	795,435
*Cavco Industries, Inc.	7,849	307,445
CBS Corp.	13,145	213,212
CBS Corp. Class B	386,591	6,266,640
*CEC Entertainment, Inc.	20,608	804,742
*Charles & Colvard, Ltd.	4,375	10,894
*Charming Shoppes, Inc.	140,637	794,599
#*Cheesecake Factory, Inc.	72,438	1,968,140
Cherokee, Inc.	8,005	163,622
Chico’s FAS, Inc.	140,754	2,095,827
#*Children’s Place Retail Stores, Inc. (The)	33,580	1,538,636
#*Chipotle Mexican Grill, Inc.	15,126	2,040,649
#Choice Hotels International, Inc.	28,410	1,031,567
Christopher & Banks Corp.	42,516	416,232
*Chromcraft Revington, Inc.	2,958	8,282
Churchill Downs, Inc.	16,309	625,124
Cinemark Holdings, Inc.	126,541	2,310,639
#*Citi Trends, Inc.	17,753	595,436
CKE Restaurants, Inc.	58,291	719,311
*CKX, Inc.	52,561	309,059
*Clear Channel Outdoor Holdings, Inc.	33,320	385,846
Coach, Inc.	28,857	1,204,780
*Coachmen Industries, Inc.	800	988
*Coast Distribution System, Inc.	1,760	7,753

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Cobra Electronics Corp.	3,055	$8,585
#*Coinstar, Inc.	33,858	1,501,941
*Coldwater Creek, Inc.	98,512	697,465
*Collective Brands, Inc.	74,797	1,753,990
Collectors Universe, Inc.	6,839	96,225
#Columbia Sportswear Co.	45,600	2,532,624
Comcast Corp. Class A	904,003	17,845,019
Comcast Corp. Special Class A	337,406	6,360,103
*Concord Camera Corp.	2,339	9,356
#*Conn’s, Inc.	24,249	231,093
Cooper Tire & Rubber Co.	64,160	1,361,475
*Core-Mark Holding Co., Inc.	15,499	473,029
#*Corinthian Colleges, Inc.	63,899	998,102
*Cost Plus, Inc.	200	1,086
CPI Corp.	5,613	148,913
Cracker Barrel Old Country Store, Inc.	11,832	584,146
*Craftmade International, Inc.	2,176	11,805
*Crocs, Inc.	105,000	1,014,300
#*Crown Media Holdings, Inc.	52,656	95,307
CSS Industries, Inc.	8,300	166,166
*Culp, Inc.	14,500	173,130
*Cumulus Media, Inc.	8,939	43,622
*Cybex International, Inc.	9,222	14,202
*Cycle Country Accessories Corp.	554	238
*Dana Holding Corp.	161,911	2,163,131
#Darden Restaurants, Inc.	51,600	2,309,100
*Deckers Outdoor Corp.	13,800	1,940,004
*dELiA*s, Inc.	22,431	39,254
*Delta Apparel, Inc.	16,268	273,140
*Destination Maternity Corp.	7,167	226,477
DeVry, Inc.	25,900	1,615,901
#*Dick’s Sporting Goods, Inc.	89,606	2,608,431
#Dillard’s, Inc.	87,901	2,468,260
*DineEquity, Inc.	20,208	831,155
*DIRECTV Class A	358,389	12,984,433
*Discovery Communications, Inc. (25470F104)	121,859	4,715,943
*Discovery Communications, Inc. (25470F203)	2,197	85,683
*Discovery Communications, Inc. (25470F302)	99,306	3,313,841
DISH Network Corp.	41,038	908,992
*Dixie Group, Inc.	4,224	20,698
*Dolan Media Co.	34,505	410,264
*Dollar Tree, Inc.	34,500	2,094,840
*Domino’s Pizza, Inc.	44,500	685,745
*Dorman Products, Inc.	20,344	515,720
#Dover Downs Gaming & Entertainment, Inc.	17,200	67,596
Dover Motorsports, Inc.	9,256	20,363
#DR Horton, Inc.	267,875	3,935,084
*DreamWorks Animation SKG, Inc.	13,200	523,908
*Dress Barn, Inc. (The)	76,336	2,112,980
*Drew Industries, Inc.	26,552	681,059
*Drugstore.Com, Inc.	123,983	453,778
*DSW, Inc.	20,378	615,416
*Duckwall-ALCO Stores, Inc.	100	1,680
#*Eastman Kodak Co.	373,886	2,288,182
*EDCI Holdings, Inc.	3,419	10,958
Educational Development Corp.	2,662	16,558
*Einstein Noah Restaurant Group, Inc.	16,388	212,716
Emerson Radio Corp.	18,828	39,539
*Emmis Communications Corp. Class A	21,152	49,073
*Empire Resorts, Inc.	22,113	42,015
*Enova Systems, Inc.	6,780	8,814

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Entercom Communications Corp.	36,621	$533,202
*Entravision Communications Corp.	60,072	192,831
*EnviroStar, Inc.	100	115
*Escalade, Inc.	5,107	19,253
Ethan Allen Interiors, Inc.	34,967	706,333
*Ever-Glory International Group, Inc.	2,000	6,000
*EW Scripps Co.	48,511	530,710
*Exide Technologies	88,267	524,306
Expedia, Inc.	106,061	2,504,100
#Family Dollar Stores, Inc.	53,600	2,120,416
*Famous Dave’s of America, Inc.	9,044	84,833
*Federal Mogul Corp.	90,877	1,728,481
Finish Line, Inc. Class A	64,973	1,046,715
*Fisher Communications, Inc.	9,960	149,798
*Flanigan’s Enterprises, Inc.	1,000	6,700
Flexsteel Industries, Inc.	4,038	56,572
#Foot Locker, Inc.	201,200	3,088,420
*Ford Motor Co.	560,593	7,298,921
Fortune Brands, Inc.	116,109	6,086,434
*Fossil, Inc.	78,094	3,037,857
*Frederick’s of Hollywood Group, Inc.	4,166	4,541
Fred’s, Inc.	50,098	695,861
Frisch’s Restaurants, Inc.	7,545	165,311
#*Fuel Systems Solutions, Inc.	16,320	513,590
*Full House Resorts, Inc.	13,060	40,747
*Furniture Brands International, Inc.	56,859	470,793
Gaiam, Inc.	18,375	166,478
#*GameStop Corp. Class A	86,800	2,110,108
*GameTech International, Inc.	7,286	14,936
Gaming Partners International Corp.	8,266	65,053
Gannett Co., Inc.	213,672	3,636,697
Gap, Inc.	146,656	3,626,803
#Garmin, Ltd.	46,203	1,727,068
#*Gaylord Entertainment Co.	55,165	1,861,819
*Genesco, Inc.	27,675	921,301
Gentex Corp.	93,765	2,015,010
#Genuine Parts Co.	72,019	3,082,413
#*G-III Apparel Group, Ltd.	22,653	647,876
*Global Traffic Network, Inc.	2,607	15,824
*Golfsmith International Holdings, Inc.	4,110	18,783
*Goodyear Tire & Rubber Co.	96,200	1,291,966
*Gray Television, Inc.	39,495	148,106
*Gray Television, Inc. Class A	3,160	11,597
*Great Wolf Resorts, Inc.	28,600	91,806
*Group 1 Automotive, Inc.	29,010	900,760
#Guess?, Inc.	16,174	741,901
#*Gymboree Corp.	29,530	1,450,809
H&R Block, Inc.	48,700	891,697
*Hallwood Group, Inc.	797	40,097
*Hampshire Group, Ltd.	1,000	5,550
#*Hanesbrands, Inc.	37,637	1,071,525
#Harley-Davidson, Inc.	122,997	4,160,989
*Harman International Industries, Inc.	58,183	2,297,065
*Harris Interactive, Inc.	17,312	23,371
#Harte-Hanks, Inc.	74,484	1,072,570
Hasbro, Inc.	51,967	1,993,454
*Hastings Entertainment, Inc.	2,673	15,503
#Haverty Furniture Cos., Inc.	20,626	336,204
Haverty Furniture Cos., Inc. Class A	2,215	36,747
*Hawk Corp.	10,699	247,575
*Heelys, Inc.	6,558	18,034

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Helen of Troy, Ltd.	35,093	$947,862
*hhgregg, Inc.	15,495	443,622
*Hibbett Sporting Goods, Inc.	25,370	697,675
Hillenbrand, Inc.	41,500	1,020,070
*Hollywood Media Corp.	18,149	21,416
Home Depot, Inc.	253,499	8,935,840
Hooker Furniture Corp.	16,557	260,938
*Hot Topic, Inc.	53,105	405,722
#*Hovnanian Enterprises, Inc.	55,200	392,472
*HSN, Inc.	62,267	1,876,105
*Iconix Brand Group, Inc.	83,012	1,432,787
*Image Entertainment, Inc.	8,257	1,486
*Infosonics Corp.	4,740	3,413
Interactive Data Corp.	86,449	2,893,448
International Game Technology	56,806	1,197,470
International Speedway Corp.	36,869	1,126,717
#*Interpublic Group of Cos., Inc. (The)	577,869	5,148,813
*Interval Leisure Group, Inc.	54,340	803,689
*iRobot Corp.	30,761	620,757
*Isle of Capri Casinos, Inc.	37,578	409,224
#*ITT Educational Services, Inc.	5,900	596,667
*J. Alexander’s Corp.	13,496	61,542
*J. Crew Group, Inc.	25,192	1,170,672
J.C. Penney Co., Inc.	187,900	5,481,043
*Jack in the Box, Inc.	54,838	1,289,790
#*Jackson Hewitt Tax Service, Inc.	34,430	58,187
*Jaclyn, Inc.	698	4,694
*JAKKS Pacific, Inc.	21,558	329,622
Jarden Corp.	102,085	3,278,970
*Jennifer Convertibles, Inc.	1,300	1,313
*Jo-Ann Stores, Inc.	32,574	1,437,165
Johnson Controls, Inc.	213,952	7,186,648
*Johnson Outdoors, Inc.	5,589	71,036
Jones Apparel Group, Inc.	103,848	2,259,732
*Jos. A. Bank Clothiers, Inc.	21,985	1,338,007
*Journal Communications, Inc.	48,171	273,130
#*K12, Inc.	22,625	535,534
#KB Home	120,600	2,234,718
*Kenneth Cole Productions, Inc. Class A	11,700	145,782
*Kid Brands, Inc.	45,375	452,389
*Kirkland’s, Inc.	7,500	167,025
*Knology, Inc.	32,925	432,305
#*Kohl’s Corp.	93,225	5,126,443
*Kona Grill, Inc.	7,560	31,903
—Koss Corp.	1,860	10,453
*Krispy Kreme Doughnuts, Inc.	78,900	291,930
KSW, Inc.	3,630	13,177
*K-Swiss, Inc. Class A	35,759	444,842
Lacrosse Footwear, Inc.	6,213	111,088
*Lakeland Industries, Inc.	4,275	37,620
*Lakes Entertainment, Inc.	7,785	17,516
#*Lamar Advertising Co.	61,943	2,305,518
*Landry’s Restaurants, Inc.	1,100	25,399
#*Las Vegas Sands Corp.	255,567	6,353,396
—*Lazare Kaplan International, Inc.	3,667	9,168
*La-Z-Boy, Inc.	62,964	821,051
*Leapfrog Enterprises, Inc.	42,900	293,436
—*Lear Corp.	14,093	—
*Learning Tree International, Inc.	16,482	260,580
*Lee Enterprises, Inc.	44,565	168,456
#Leggett & Platt, Inc.	180,711	4,432,841

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Lennar Corp. Class A	197,244	$3,925,156
Lennar Corp. Class B Voting	24,501	404,266
*Libbey, Inc.	10,000	149,000
#*Liberty Global, Inc. Class A	83,561	2,290,407
*Liberty Global, Inc. Series C	76,931	2,083,291
*Liberty Media Corp. Capital Series A	119,104	5,272,734
*Liberty Media Corp. Capital Series B	2,094	86,158
*Liberty Media Corp. Interactive Class A	481,083	7,394,246
*Liberty Media Corp. Interactive Class B	8,374	131,095
*Liberty Media-Starz Corp. Series A	40,359	2,235,485
*Liberty Media-Starz Corp. Series B	367	21,136
#*Life Time Fitness, Inc.	47,414	1,742,939
*Lifetime Brands, Inc.	11,743	170,274
Limited Brands, Inc.	152,902	4,097,774
*LIN TV Corp.	25,588	185,001
*Lincoln Educational Services Corp.	27,129	677,140
*Lithia Motors, Inc.	19,853	158,427
*Live Nation Entertainment, Inc.	141,565	2,221,155
#*Liz Claiborne, Inc.	113,976	996,150
*LKQ Corp.	188,176	3,962,987
#*LodgeNet Interactive Corp.	18,107	119,506
Lowe’s Cos., Inc.	589,812	15,995,701
*Luby’s, Inc.	30,352	123,836
*Lumber Liquidators Holdings, Inc.	10,500	319,830
*M/I Homes, Inc.	30,680	478,608
Mac-Gray Corp.	14,051	163,694
Macy’s, Inc.	359,456	8,339,379
*Madison Square Garden, Inc.	12,181	252,756
*Maidenform Brands, Inc.	27,804	634,487
Marcus Corp.	24,667	316,971
#*Marine Products Corp.	45,208	320,977
*MarineMax, Inc.	26,339	293,680
#Marriott International, Inc. Class A	43,573	1,601,743
#*Martha Stewart Living Omnimedia, Inc.	34,510	230,527
Mattel, Inc.	155,920	3,593,956
#Matthews International Corp. Class A	36,122	1,264,270
*MAXXAM, Inc.	6	11,175
*McClatchy Co. (The)	70,484	384,138
*McCormick & Schmick’s Seafood Restaurants, Inc.	13,640	135,172
McDonald’s Corp.	92,088	6,500,492
McGraw-Hill Cos., Inc.	27,929	941,766
MDC Holdings, Inc.	57,600	2,206,080
*Meade Instruments Corp.	55	210
*Media General, Inc.	25,531	322,967
*Mediacom Communications Corp.	38,661	255,936
Men’s Wearhouse, Inc. (The)	61,098	1,443,746
#Meredith Corp.	41,840	1,503,311
*Meritage Homes Corp.	37,589	893,866
*Meritage Hospitality Group, Inc.	299	538
*MGM Mirage	337,769	5,367,149
*Midas, Inc.	6,973	80,259
*Modine Manufacturing Co.	55,100	771,951
#*Mohawk Industries, Inc.	64,169	4,090,132
*Monarch Casino & Resort, Inc.	18,647	216,678
Monro Muffler Brake, Inc.	30,751	1,102,731
*Morgans Hotel Group Co.	30,262	256,319
#*Morningstar, Inc.	17,548	824,931
*Morton’s Restaurant Group, Inc.	16,614	100,681
*Motorcar Parts of America, Inc.	6,767	42,023
*Movado Group, Inc.	23,081	286,435
*MTR Gaming Group, Inc.	25,288	51,335

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Multimedia Games, Inc.	25,419	$116,165
*Nathan’s Famous, Inc.	7,105	111,406
National CineMedia, Inc.	35,315	672,398
National Presto Industries, Inc.	8,415	942,228
*Nautilus, Inc.	35,100	120,042
*Navarre Corp.	21,500	46,225
#*Netflix, Inc.	20,041	1,979,450
*Nevada Gold & Casinos, Inc.	1,500	1,575
*New Frontier Media, Inc.	17,805	35,076
*New York & Co., Inc.	67,575	414,910
*New York Times Co. Class A (The)	158,664	1,573,947
#Newell Rubbermaid, Inc.	152,172	2,597,576
News Corp. Class A	776,144	11,968,140
News Corp. Class B	340,951	6,065,518
*Nexstar Broadcasting Group, Inc.	9,401	62,799
NIKE, Inc. Class B	35,400	2,687,214
*Nobel Learning Communities, Inc.	7,696	53,487
*Nobility Homes, Inc.	2,427	24,877
#Nordstrom, Inc.	35,572	1,470,191
Nutri/System, Inc.	16,228	313,687
#*NVR, Inc.	4,440	3,188,142
*O’Charley’s, Inc.	24,382	232,848
*Office Depot, Inc.	332,695	2,282,288
*OfficeMax, Inc.	73,644	1,399,236
#Omnicom Group, Inc.	32,130	1,370,666
*Orange 21, Inc.	465	395
*Orbitz Worldwide, Inc.	35,183	231,856
#*O’Reilly Automotive, Inc.	90,600	4,429,434
#*Orient-Express Hotels, Ltd.	83,774	1,143,515
#*Orleans Homebuilders, Inc.	17,027	3,576
#*Outdoor Channel Holdings, Inc.	31,242	215,882
*Overstock.com, Inc.	22,059	408,092
Oxford Industries, Inc.	20,100	433,959
*P & F Industries, Inc. Class A	1,381	3,452
#*P.F. Chang’s China Bistro, Inc.	26,718	1,165,974
*Pacific Sunwear of California, Inc.	75,732	383,204
*Palm Harbor Homes, Inc.	28,562	82,830
#*Panera Bread Co.	19,844	1,546,641
*Papa John’s International, Inc.	14,766	404,588
*Peet’s Coffee & Tea, Inc.	15,492	613,793
*Penn National Gaming, Inc.	94,975	2,940,426
#*Penske Automotive Group, Inc.	110,000	1,647,800
Pep Boys - Manny, Moe & Jack (The)	61,172	766,485
*Perry Ellis International, Inc.	14,829	357,824
#PetMed Express, Inc.	19,700	436,158
PetSmart, Inc.	63,818	2,110,461
Phillips-Van Heusen Corp.	62,815	3,957,973
*Phoenix Footwear Group, Inc.	2,309	1,593
*Pier 1 Imports, Inc.	102,418	848,021
*Pinnacle Entertainment, Inc.	46,924	634,882
*Playboy Enterprises, Inc. Class A	812	3,768
*Playboy Enterprises, Inc. Class B	30,304	126,671
*Point.360	6,026	11,510
#*PokerTek, Inc.	1,600	2,208
#Polaris Industries, Inc.	54,388	3,218,138
#Polo Ralph Lauren Corp.	19,000	1,708,100
#Pool Corp.	47,154	1,156,688
*Premier Exhibitions, Inc.	6,900	9,729
#*Pre-Paid Legal Services, Inc.	12,424	552,495
#*Priceline.com, Inc.	8,800	2,306,040
Primedia, Inc.	86,290	301,152

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Princeton Review, Inc.	36,907	$115,519
*Pulte Group, Inc.	450,597	5,898,315
*Q.E.P. Co., Inc.	670	8,878
*Quantum Fuel Systems Technologies Worldwide, Inc.	3,128	2,193
*Quiksilver, Inc.	120,000	639,600
*Radio One, Inc.	59,114	297,935
RadioShack Corp.	139,916	3,015,190
*Raser Technologies, Inc.	25,113	20,251
*RC2 Corp.	25,349	465,661
*RCN Corp.	39,075	573,621
*Reading International, Inc. Class A	14,293	59,602
*Reading International, Inc. Class B	300	2,370
*Red Lion Hotels Corp.	17,388	132,844
#*Red Robin Gourmet Burgers, Inc.	16,690	407,403
Regal Entertainment Group	63,925	1,091,839
#Regis Corp.	65,344	1,249,377
*Rent-A-Center, Inc.	81,990	2,116,982
*Rentrak Corp.	12,744	278,839
*Retail Ventures, Inc.	59,747	646,463
*Rex Stores Corp.	19,000	326,040
RG Barry Corp.	21,060	216,707
*Rick’s Cabaret International, Inc.	8,631	106,765
*Rockford Corp.	1,653	2,480
*Rocky Brands, Inc.	5,159	50,713
#Ross Stores, Inc.	42,111	2,358,216
#*Royal Caribbean Cruises, Ltd.	170,709	6,118,211
*Rubio’s Restaurants, Inc.	7,461	60,061
#*Ruby Tuesday, Inc.	76,292	853,707
*Ruth’s Hospitality Group, Inc.	41,928	227,669
#Ryland Group, Inc.	56,702	1,291,672
*Saga Communications, Inc.	3,821	105,269
*Saks, Inc.	182,646	1,780,798
*Salem Communications Corp.	14,625	66,544
*Sally Beauty Holdings, Inc.	90,743	866,596
Scholastic Corp.	31,400	848,114
*Scientific Games Corp.	92,524	1,361,028
Scripps Networks Interactive, Inc.	36,355	1,648,336
*Sealy Corp.	83,680	312,963
#*Sears Holdings Corp.	103,265	12,489,902
*Select Comfort Corp.	45,800	518,456
Service Corp. International	355,943	3,196,368
#Sherwin-Williams Co	19,100	1,491,137
*Shiloh Industries, Inc.	10,106	82,162
*Shoe Carnival, Inc.	15,201	420,460
*Shuffle Master, Inc.	63,305	607,728
*Shutterfly, Inc.	31,472	740,536
#*Signet Jewelers, Ltd. ADR	82,148	2,630,379
*Silverleaf Resorts, Inc.	11,604	17,406
*Sinclair Broadcast Group, Inc. Class A	43,563	300,149
*Skechers U.S.A., Inc. Class A	40,153	1,539,868
Skyline Corp.	10,884	253,706
*Smith & Wesson Holding Corp.	15,200	67,640
Snap-On, Inc.	70,149	3,379,779
Sonesta International Hotels Corp. Class A	538	7,693
*Sonic Automotive, Inc.	56,087	599,009
*Sonic Corp.	43,011	503,659
#Sotheby’s Class A	78,000	2,605,200
*Spanish Broadcasting System, Inc.	13,139	22,468
Spartan Motors, Inc.	39,265	242,265
*Spectrum Group International, Inc.	940	1,950
Speedway Motorsports, Inc.	50,642	822,932

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Sport Chalet, Inc. Class A	8,708	$26,559
*Sport Chalet, Inc. Class B	525	1,774
Sport Supply Group, Inc.	13,576	182,054
Stage Stores, Inc.	45,046	686,952
Standard Motor Products, Inc.	27,400	292,084
*Standard Pacific Corp.	127,466	817,057
*Stanley Black & Decker, Inc.	108,143	6,721,087
*Stanley Furniture, Inc.	10,034	99,036
#Staples, Inc.	72,788	1,712,702
*Starbucks Corp.	67,563	1,755,287
#Starwood Hotels & Resorts Worldwide, Inc.	32,700	1,782,477
*Stein Mart, Inc.	50,960	483,101
*Steiner Leisure, Ltd.	13,448	630,308
*Steinway Musical Instruments, Inc.	11,116	212,983
*Steven Madden, Ltd.	22,882	1,326,241
Stewart Enterprises, Inc.	103,604	702,435
*Stoneridge, Inc.	31,009	334,587
*Strattec Security Corp.	4,792	129,480
#Strayer Education, Inc.	4,100	996,792
#Sturm Ruger & Co., Inc.	23,827	397,673
Superior Industries International, Inc.	31,856	537,092
*Syms Corp.	6,990	63,679
#Systemax, Inc.	44,613	1,036,360
#*Talbots, Inc.	48,702	801,148
*Tandy Brands Accessories, Inc.	5,800	23,432
*Tandy Leather Factory, Inc.	4,833	21,942
Target Corp.	105,176	5,981,359
*Tempur-Pedic International, Inc.	37,243	1,255,089
*Tenneco, Inc.	37,500	966,375
#*Texas Roadhouse, Inc.	86,044	1,271,730
Thor Industries, Inc.	59,668	2,130,744
#Tiffany & Co.	59,978	2,907,733
*Timberland Co. Class A	53,490	1,150,035
Time Warner Cable, Inc.	146,035	8,214,469
Time Warner, Inc.	505,637	16,726,472
#TJX Cos., Inc. (The)	36,341	1,684,042
*Toll Brothers, Inc.	153,800	3,471,266
*Town Sports International Holdings, Inc.	18,500	69,745
#Tractor Supply Co.	30,900	2,075,553
*Trans World Entertainment Corp.	1,798	4,189
#*True Religion Apparel, Inc.	19,900	621,875
*TRW Automotive Holdings Corp.	134,566	4,334,371
*Tuesday Morning Corp.	75,510	426,632
Tupperware Corp.	28,324	1,446,507
*Ulta Salon Cosmetics & Fragrance, Inc.	53,376	1,234,053
#*Under Armour, Inc. Class A	27,700	934,875
*Unifi, Inc.	75,383	288,717
UniFirst Corp.	17,480	854,248
*Universal Electronics, Inc.	17,155	364,029
*Universal Technical Institute, Inc.	18,748	449,202
*Urban Outfitters, Inc.	31,700	1,189,067
*US Auto Parts Network, Inc.	31,551	296,579
V.F. Corp.	58,430	5,049,521
#*Vail Resorts, Inc.	43,501	1,985,386
*Valassis Communications, Inc.	52,200	1,706,418
Value Line, Inc.	2,830	61,439
*Valuevision Media, Inc.	36,772	113,258
*VCG Holding Corp.	9,700	19,109
#*Viacom, Inc. Class A	13,609	530,887
*Viacom, Inc. Class B	138,600	4,896,738
*Volcom, Inc.	28,621	682,325

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*WABCO Holdings, Inc.	53,895	$1,788,775
*Walking Co. Holdings, Inc. (The)	4,714	10,960
Walt Disney Co. (The)	780,070	28,737,779
*Warnaco Group, Inc.	56,350	2,695,784
*Warner Music Group Corp.	73,000	500,050
Washington Post Co.	2,400	1,217,184
Weight Watchers International, Inc.	38,019	1,010,165
*Wells-Gardner Electronics Corp.	4,174	9,058
Wendy’s/Arby’s Group, Inc.	520,944	2,766,213
*West Marine, Inc.	25,484	305,043
*Westwood One, Inc.	115	1,685
*Wet Seal, Inc. (The)	112,380	531,557
#Weyco Group, Inc.	7,315	178,779
#Whirlpool Corp.	62,199	6,771,605
Wiley (John) & Sons, Inc. Class A	43,578	1,842,042
Wiley (John) & Sons, Inc. Class B	3,422	145,127
*Williams Controls, Inc.	6,026	55,138
Williams-Sonoma, Inc.	117,330	3,379,104
*Winmark Corp.	995	27,830
*Winnebago Industries, Inc.	35,726	594,123
#*WMS Industries, Inc.	28,729	1,437,025
Wolverine World Wide, Inc.	46,357	1,418,988
World Wrestling Entertainment, Inc.	27,091	494,411
#Wyndham Worldwide Corp.	203,386	5,452,779
Wynn Resorts, Ltd.	22,900	2,020,696
Yum! Brands, Inc.	41,894	1,777,143
#*Zale Corp.	39,800	129,748
#*Zumiez, Inc.	49,911	926,348

Total Consumer Discretionary		757,294,739

Consumer Staples — (5.5%)
#Alberto-Culver Co.	100,812	2,903,386
Alico, Inc.	8,271	220,670
*Alliance One International, Inc.	107,363	546,478
Altria Group, Inc.	409,900	8,685,781
*American Italian Pasta Co.	25,874	1,015,037
Andersons, Inc. (The)	21,534	778,239
Archer-Daniels-Midland Co.	263,499	7,362,162
Arden Group, Inc. Class A	1,742	176,813
#Avon Products, Inc.	35,572	1,150,043
B&G Foods, Inc.	53,539	553,058
*BJ’s Wholesale Club, Inc.	58,984	2,257,908
*Boston Beer Co., Inc. Class A	16,195	923,277
Bridgford Foods Corp.	5,766	73,920
Brown-Forman Corp. Class A	3,223	193,960
#Brown-Forman Corp. Class B	8,759	509,599
#Bunge, Ltd.	60,902	3,224,761
*Cagle’s, Inc. Class A	1,262	7,887
#Calavo Growers, Inc.	18,014	312,363
#Cal-Maine Foods, Inc.	26,545	886,072
Campbell Soup Co.	37,516	1,345,324
Casey’s General Stores, Inc.	62,132	2,400,159
CCA Industries, Inc.	5,962	33,208
*Central European Distribution Corp.	85,764	2,971,723
*Central Garden & Pet Co.	26,310	295,461
*Central Garden & Pet Co. Class A	60,553	625,512
*Chiquita Brands International, Inc.	92,071	1,384,748
Church & Dwight Co., Inc.	41,300	2,860,025
Clorox Co.	16,291	1,054,028
Coca-Cola Bottling Co.	4,944	272,316
Coca-Cola Co. (The)	182,289	9,743,347

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Coca-Cola Enterprises, Inc.	89,719	$2,487,908
*Coffee Holding Co., Inc.	5,400	28,026
Colgate-Palmolive Co.	34,369	2,890,433
#ConAgra, Inc.	183,738	4,496,069
*Constellation Brands, Inc. Class A	154,036	2,814,238
*Constellation Brands, Inc. Class B	5,807	107,429
Corn Products International, Inc.	93,950	3,382,200
Costco Wholesale Corp.	77,050	4,552,114
*Craft Brewers Alliance, Inc.	12,080	30,200
CVS Caremark Corp.	598,385	22,098,358
*Darling International, Inc.	99,952	948,544
*Dean Foods Co.	75,700	1,188,490
Del Monte Foods Co.	274,339	4,098,625
Diamond Foods, Inc.	16,550	706,850
*Diedrich Coffee, Inc.	3,885	135,043
Dr Pepper Snapple Group, Inc.	96,708	3,165,253
*Elizabeth Arden, Inc.	33,826	615,971
*Energizer Holdings, Inc.	44,428	2,714,551
Estee Lauder Cos., Inc.	21,900	1,443,648
Farmer Brothers Co.	17,929	335,452
#Flowers Foods, Inc.	54,392	1,433,773
*Fresh Del Monte Produce, Inc.	76,385	1,594,155
General Mills, Inc.	54,044	3,846,852
Golden Enterprises, Inc.	5,335	18,406
#*Great Atlantic & Pacific Tea Co.	57,426	462,279
#*Green Mountain Coffee, Inc.	25,062	1,821,005
Griffin Land & Nurseries, Inc. Class A	5,035	147,274
H.J. Heinz Co.	24,044	1,126,942
*Hain Celestial Group, Inc.	47,521	939,965
*Hansen Natural Corp.	18,900	833,112
*Harbinger Group, Inc.	9,535	63,789
Herbalife, Ltd.	22,081	1,065,408
#Hershey Co. (The)	16,300	766,263
Hormel Foods Corp.	77,912	3,175,693
*HQ Sustainable Maritime Industries, Inc.	14,730	83,814
*IGI Labratories, Inc.	647	605
Imperial Sugar Co.	14,950	239,648
Ingles Markets, Inc.	15,346	245,996
Inter Parfums, Inc.	34,923	603,469
J & J Snack Foods Corp.	22,576	1,051,816
J.M. Smucker Co.	90,605	5,533,247
*John B. Sanfilippo & Son, Inc.	6,198	93,156
*Katy Industries, Inc.	600	1,080
Kellogg Co.	30,009	1,648,694
Kimberly-Clark Corp.	25,796	1,580,263
Kraft Foods, Inc.	623,555	18,457,228
Kroger Co. (The)	65,500	1,456,065
Lancaster Colony Corp.	25,763	1,416,192
#Lance, Inc.	31,690	734,574
#*Lifeway Foods, Inc.	6,429	70,848
Lorillard, Inc.	15,250	1,195,142
Mannatech, Inc.	29,118	112,395
McCormick & Co., Inc. Non-Voting	10,600	419,442
McCormick & Co., Inc. Voting	811	32,237
*Medifast, Inc.	15,665	500,027
*MGP Ingredients, Inc.	19,295	149,922
Molson Coors Brewing Co.	127,536	5,657,497
#Molson Coors Brewing Co. Class A	400	17,430
Nash-Finch Co.	15,739	551,180
National Beverage Corp.	49,366	572,646
*Natural Alternatives International, Inc.	7,028	53,202

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Nature’s Sunshine Products, Inc.	400	$5,396
*NBTY, Inc.	70,760	2,878,517
Nu Skin Enterprises, Inc. Class A	61,105	1,836,816
*Nutraceutical International Corp.	11,831	183,026
Oil-Dri Corp. of America	10,212	209,346
*Omega Protein Corp.	18,474	98,836
*Orchids Paper Products Co.	4,850	71,828
*Overhill Farms, Inc.	15,828	95,918
*Pantry, Inc.	24,177	382,480
*Parlux Fragrances, Inc.	34,912	71,919
*PC Group, Inc.	4,540	3,178
PepsiCo, Inc.	187,890	12,254,186
Philip Morris International, Inc.	147,289	7,228,944
*Physicians Formula Holdings, Inc.	1,480	4,470
*Pilgrim’s Pride Corp.	52,800	615,648
*Prestige Brands Holdings, Inc.	60,840	592,582
PriceSmart, Inc.	36,413	905,955
Procter & Gamble Co.	526,472	32,725,500
*Ralcorp Holdings, Inc.	41,812	2,782,589
#*Reddy Ice Holdings, Inc.	18,399	78,012
Reliv’ International, Inc.	7,532	21,843
*Revlon, Inc.	43,675	765,186
Reynolds American, Inc.	96,754	5,168,599
*Rite Aid Corp.	259,632	384,255
Rocky Mountain Chocolate Factory, Inc.	12,858	122,408
#Ruddick Corp.	57,530	2,033,110
Safeway, Inc.	176,446	4,164,126
Sanderson Farms, Inc.	25,152	1,425,364
Sara Lee Corp.	178,450	2,537,559
Schiff Nutrition International, Inc.	15,048	106,690
*Seneca Foods Corp.	6,365	209,027
*Seneca Foods Corp. Class B	1,751	57,188
*Smart Balance, Inc.	69,847	464,483
#*Smithfield Foods, Inc.	202,216	3,789,528
Spartan Stores, Inc.	27,680	417,691
*Star Scientific, Inc.	11,310	20,810
SUPERVALU, Inc.	138,613	2,065,334
*Susser Holdings Corp.	14,690	158,211
#Sysco Corp.	48,762	1,537,953
Tasty Baking Co.	7,345	55,161
*Tofutti Brands, Inc.	1,645	3,027
Tootsie Roll Industries, Inc.	40,507	1,077,486
*TreeHouse Foods, Inc.	37,988	1,606,513
Tyson Foods, Inc. Class A	238,148	4,665,319
*United Natural Foods, Inc.	53,292	1,635,531
United-Guardian, Inc.	2,917	36,404
#Universal Corp.	30,871	1,598,500
*USANA Health Sciences, Inc.	15,574	564,558
#Vector Group, Ltd.	32,669	535,445
*Vermont Pure Holdings, Ltd.	200	134
Village Super Market, Inc.	4,290	115,444
Walgreen Co.	175,768	6,178,245
Wal-Mart Stores, Inc.	406,631	21,815,753
WD-40 Co.	16,500	581,295
Weis Markets, Inc.	31,742	1,183,342
#*Whole Foods Market, Inc.	76,095	2,969,227
*Winn-Dixie Stores, Inc.	66,206	834,858

Total Consumer Staples		306,710,151

Energy — (8.5%)
*Abraxas Petroleum Corp.	37,774	108,789

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Adams Resources & Energy, Inc.	3,260	$61,647
*Allis-Chalmers Energy, Inc.	58,628	236,271
#Alon USA Energy, Inc.	50,000	365,500
*Alpha Natural Resources, Inc.	68,369	3,218,813
*American Oil & Gas, Inc.	54,927	395,474
Anadarko Petroleum Corp.	217,215	13,502,084
Apache Corp.	143,863	14,639,499
*Approach Resources, Inc.	13,639	122,069
#Arch Coal, Inc.	126,752	3,422,304
*Arena Resources, Inc.	39,800	1,469,814
*Atlas Energy, Inc.	62,335	2,249,047
*ATP Oil & Gas Corp.	57,200	1,044,472
*Atwood Oceanics, Inc.	65,509	2,385,183
#*Baker Hughes, Inc.	132,873	6,611,761
*Barnwell Industries, Inc.	4,320	19,008
*Basic Energy Services, Inc.	37,800	385,938
#Berry Petroleum Corp. Class A	55,361	1,792,036
*Bill Barrett Corp.	55,136	1,879,035
*BioFuel Energy Corp.	3,326	8,714
*Bolt Technology Corp.	8,700	96,309
*Boots & Coots, Inc.	43,850	128,480
#*BPZ Resources, Inc.	99,240	656,969
*Brigham Exploration Co.	45,794	893,441
*Bristow Group, Inc.	42,921	1,661,472
*Bronco Drilling Co., Inc.	30,800	147,224
#Cabot Oil & Gas Corp.	59,000	2,131,670
*Cal Dive International, Inc.	122,216	801,737
*Callon Petroleum Co.	16,522	100,289
*Cameron International Corp.	49,292	1,945,062
*Cano Petroleum, Inc.	31,600	36,656
CARBO Ceramics, Inc.	25,700	1,882,525
#*Carrizo Oil & Gas, Inc.	36,400	798,616
*Cheniere Energy, Inc.	46,547	193,170
Chesapeake Energy Corp.	264,601	6,297,504
Chevron Corp.	675,361	55,001,400
Cimarex Energy Co.	57,700	3,928,216
*Clayton Williams Energy, Inc.	11,817	549,018
*Clean Energy Fuels Corp.	57,000	1,004,340
*CNX Gas Corp.	29,703	1,136,734
*Complete Production Services, Inc.	92,645	1,398,013
*Comstock Resources, Inc.	56,081	1,797,957
*Concho Resources, Inc.	55,935	3,178,227
ConocoPhillips	621,821	36,805,585
Consol Energy, Inc.	22,515	1,005,970
*Contango Oil & Gas Co.	17,917	983,643
*Continental Resources, Inc.	31,509	1,548,982
*CREDO Petroleum Corp.	13,101	127,080
*Crosstex Energy, Inc.	90,682	818,858
*CVR Energy, Inc.	58,100	493,269
*Dawson Geophysical Co.	8,840	258,924
Delek US Holdings, Inc.	55,800	391,158
#*Delta Petroleum Corp.	41,116	63,319
#*Denbury Resources, Inc.	281,173	5,384,463
Devon Energy Corp.	160,926	10,835,148
#Diamond Offshore Drilling, Inc.	16,834	1,331,569
*Double Eagle Petroleum Co.	6,957	33,046
*Dresser-Rand Group, Inc.	55,520	1,958,746
#*Dril-Quip, Inc.	23,500	1,361,355
El Paso Corp.	137,657	1,665,650
*Endeavour International Corp.	39,903	64,643
*Energy Partners, Ltd.	18,580	253,989

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*ENGlobal Corp.	28,950	$102,772
EOG Resources, Inc.	99,631	11,170,628
*Evergreen Energy, Inc.	5,500	1,216
*Evolution Petroleum Corp.	30,891	184,728
EXCO Resources, Inc.	85,501	1,586,044
#*Exterran Holdings, Inc.	82,514	2,405,283
Exxon Mobil Corp.	448,624	30,439,138
*FieldPoint Petroleum Corp.	4,498	11,380
*FMC Technologies, Inc.	22,700	1,536,563
*Forest Oil Corp.	79,536	2,330,405
Frontier Oil Corp.	140,200	2,131,040
*FX Energy, Inc.	41,514	178,925
*Gasco Energy, Inc.	19,647	8,822
General Maritime Corp.	56,000	454,160
*Geokinetics, Inc.	11,511	100,606
*GeoMet, Inc.	1,692	2,284
*GeoPetro Resources Co.	1,500	802
*GeoResources, Inc.	24,126	414,002
*Global Industries, Ltd.	132,900	890,430
#*GMX Resources, Inc.	10,300	82,503
#*Goodrich Petroleum Corp.	21,785	368,820
#*Green Plains Renewable Energy, Inc.	34,213	469,744
Gulf Island Fabrication, Inc.	17,300	414,681
*Gulfmark Offshore, Inc.	29,462	1,015,555
*Gulfport Energy Corp.	51,478	643,475
Halliburton Co.	109,707	3,362,520
*Harvest Natural Resources, Inc.	65,844	581,403
*Helix Energy Solutions Group, Inc.	134,122	1,955,499
Helmerich & Payne, Inc.	61,530	2,499,349
*Hercules Offshore, Inc.	112,400	445,104
Hess Corp.	139,909	8,891,217
*HKN, Inc.	5,750	17,710
#Holly Corp.	58,784	1,587,168
*Hornbeck Offshore Services, Inc.	30,300	741,441
Houston American Energy Corp.	1,022	13,388
*Infinity, Inc.	7,344	14,321
*International Coal Group, Inc.	189,700	999,719
#*ION Geophysical Corp.	143,016	859,526
*James River Coal Co.	14,143	266,171
*Key Energy Services, Inc.	147,500	1,601,850
*Kodiak Oil & Gas Corp.	7,700	30,646
Lufkin Industries, Inc.	17,890	1,522,976
*Magnum Hunter Resources Corp.	1,600	7,424
Marathon Oil Corp.	304,996	9,805,621
*Mariner Energy, Inc.	109,346	2,611,182
Massey Energy Co.	93,060	3,408,788
*Matrix Service Co.	32,096	341,180
#*McMoran Exploration Co.	43,800	522,972
*Meridian Resource Corp.	55,390	16,069
*Mexco Energy Corp.	1,210	11,144
*Mitcham Industries, Inc.	11,766	86,009
Murphy Oil Corp.	79,706	4,794,316
*Nabors Industries, Ltd.	229,894	4,958,814
*National Coal Corp.	12,520	6,510
National-Oilwell, Inc.	170,480	7,506,234
*Natural Gas Services Group, Inc.	15,272	273,827
*New Concept Energy, Inc.	318	1,272
#*Newfield Exploration Co.	75,219	4,376,994
*Newpark Resources, Inc.	105,899	707,405
Noble Energy, Inc.	74,260	5,673,464
*Northern Oil & Gas, Inc.	12,600	204,876

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Occidental Petroleum Corp.	168,102	$14,903,923
*Oceaneering International, Inc.	12,000	786,000
*Oil States International, Inc.	61,248	2,958,891
*OMNI Energy Services Corp.	8,800	29,216
#Overseas Shipholding Group, Inc.	35,977	1,801,009
#*OYO Geospace Corp.	7,073	351,528
#*Pacific Ethanol, Inc.	13,500	14,445
Panhandle Oil & Gas, Inc.	11,937	297,948
*Parker Drilling Co.	137,700	761,481
#*Patriot Coal Corp.	109,249	2,151,113
Patterson-UTI Energy, Inc.	192,547	2,944,044
Peabody Energy Corp.	32,575	1,521,904
Penn Virginia Corp.	54,691	1,395,167
*Petrohawk Energy Corp.	134,721	2,908,626
*Petroleum Development Corp.	29,657	694,270
#*PetroQuest Energy, Inc.	74,252	438,829
*PHI, Inc. Non-Voting	15,449	321,185
*PHI, Inc. Voting	1,866	39,317
*Pioneer Drilling Co.	62,650	459,851
#Pioneer Natural Resources Co.	92,820	5,952,547
*Plains Exploration & Production Co.	115,255	3,378,124
*Pride International, Inc.	118,110	3,582,276
*Pyramid Oil Co.	3,900	20,826
#*Quicksilver Resources, Inc.	101,791	1,411,841
Range Resources Corp.	87,500	4,179,000
*Rentech, Inc.	16,800	21,000
*Rex Energy Corp.	45,203	601,200
*Rosetta Resources, Inc.	63,914	1,591,459
*Rowan Cos., Inc.	141,058	4,203,528
#*Royale Energy, Inc.	4,960	11,210
RPC, Inc.	115,586	1,577,749
#*SandRidge Energy, Inc.	95,118	714,336
Schlumberger, Ltd.	123,800	8,841,796
*SEACOR Holdings, Inc.	27,900	2,348,343
*Seahawk Drilling, Inc.	7,666	127,716
Smith International, Inc.	159,881	7,635,917
Southern Union Co.	64,972	1,697,718
*Southwestern Energy Co.	32,576	1,292,616
Spectra Energy Corp.	68,668	1,602,711
#St. Mary Land & Exploration Co.	77,240	3,108,138
*Stone Energy Corp.	57,789	941,961
#*SulphCo, Inc.	25,700	9,848
Sunoco, Inc.	103,365	3,388,305
*Superior Energy Services, Inc.	98,280	2,659,457
*Superior Well Services, Inc.	35,133	509,428
*Swift Energy Corp.	44,734	1,618,476
*Syntroleum Corp.	7,746	17,506
*T-3 Energy Services, Inc.	15,316	455,651
*Teekay Corp.	16,555	414,703
#Tesoro Petroleum Corp.	167,935	2,208,345
*Tetra Technologies, Inc.	89,558	1,100,668
*TGC Industries, Inc.	20,175	83,120
Tidewater, Inc.	65,401	3,506,148
*Toreador Resources Corp.	25,013	226,868
*Trico Marine Services, Inc.	22,580	74,062
*Tri-Valley Corp.	10,705	12,632
*Union Drilling, Inc.	27,300	180,999
*Unit Corp.	61,030	2,915,403
*Uranium Energy Corp.	16,747	47,896
*Uranium Resources, Inc.	4,436	2,928
#*USEC, Inc.	129,985	779,910

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
VAALCO Energy, Inc.	63,270	$354,945
Valero Energy Corp.	219,716	4,567,896
*Venoco, Inc.	41,228	614,297
*Verenium Corp.	600	2,478
#W&T Offshore, Inc.	73,900	699,833
*Warren Resources, Inc.	85,489	306,051
#*Western Refining, Inc.	73,412	393,488
*Westmoreland Coal Co.	7,787	109,485
*Whiting Petroleum Corp.	48,165	4,350,744
#*Willbros Group, Inc.	46,982	589,624
Williams Cos., Inc. (The)	66,044	1,559,299
#World Fuel Services Corp.	60,190	1,711,202
XTO Energy, Inc.	240,650	11,435,688

Total Energy		469,244,141

Financials — (17.2%)
*1st Constitution Bancorp	2,642	22,061
1st Source Corp.	26,671	510,216
21st Century Holding Co.	6,646	24,258
Abington Bancorp, Inc.	31,001	294,820
Access National Corp.	8,054	50,418
Advance America Cash Advance Centers, Inc.	73,872	422,548
#*Affiliated Managers Group, Inc.	38,383	3,231,081
*Affirmative Insurance Holdings, Inc.	13,405	61,931
Aflac, Inc.	60,230	3,069,321
*Allegheny Corp.	10,782	3,203,979
Alliance Bancorp, Inc. of Pennsylvania	3,708	30,888
Alliance Financial Corp.	2,607	78,132
Allied World Assurance Co. Holdings, Ltd.	61,921	2,697,898
Allstate Corp. (The)	225,580	7,369,699
*Altisource Portfolio Solutions SA	20,312	490,738
—#*Amcore Financial, Inc.	19,028	15,032
Ameriana Bancorp	898	4,517
American Capital, Ltd.	320,342	1,966,900
American Equity Investment Life Holding Co.	68,444	720,031
American Express Co.	144,663	6,671,858
American Financial Group, Inc.	152,581	4,490,459
*American Independence Corp.	5,200	29,120
American National Bankshares, Inc.	6,057	131,497
American National Insurance Co.	32,156	3,542,305
American Physicians Capital, Inc.	15,196	508,154
American River Bankshares	5,765	49,637
*American Safety Insurance Holdings, Ltd.	12,390	200,470
*American Spectrum Realty, Inc.	640	16,390
#*AmericanWest Bancorporation	14,200	4,402
#*AmeriCredit Corp.	164,720	3,943,397
Ameriprise Financial, Inc.	104,861	4,861,356
Ameris Bancorp	10,855	120,816
*AMERISAFE, Inc.	21,919	374,815
*AmeriServe Financial, Inc.	13,724	30,742
AmTrust Financial Services, Inc.	68,454	933,028
#*Anchor Bancorp Wisconsin, Inc.	13,646	13,646
AON Corp.	87,135	3,699,752
*Arch Capital Group, Ltd.	37,520	2,835,762
Argo Group International Holdings, Ltd.	41,471	1,368,128
Arrow Financial Corp.	13,282	369,240
Aspen Insurance Holdings, Ltd.	101,652	2,742,571
*Asset Acceptance Capital Corp.	33,523	246,729
Associated Banc-Corp.	152,441	2,214,968
Assurant, Inc.	96,136	3,502,234
Assured Guaranty, Ltd.	152,151	3,278,854

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Asta Funding, Inc.	13,170	$101,804
#Astoria Financial Corp.	119,488	1,928,536
*Atlantic American Corp.	11,687	21,037
*Atlantic Coast Federal Corp.	7,957	21,882
Auburn National Bancorporation, Inc.	939	18,818
*Avatar Holdings, Inc.	11,137	265,506
Axis Capital Holdings, Ltd.	113,861	3,549,047
*B of I Holding, Inc.	8,434	148,691
Baldwin & Lyons, Inc.	1,758	41,752
Baldwin & Lyons, Inc. Class B	9,945	249,520
BancFirst Corp.	30,274	1,336,294
Bancorp Rhode Island, Inc.	3,225	92,461
*Bancorp, Inc.	17,212	152,670
#BancorpSouth, Inc.	98,254	2,175,344
BancTrust Financial Group, Inc.	13,272	82,154
Bank Mutual Corp.	61,436	437,424
Bank of America Corp.	3,505,508	62,503,208
Bank of Commerce Holdings	3,949	20,416
#*Bank of Florida Corp.	7,883	8,356
*Bank of Granite Corp.	13,214	23,389
Bank of Hawaii Corp.	49,781	2,632,419
Bank of Kentucky Financial Corp.	1,112	21,328
#Bank of New York Mellon Corp. (The)	485,231	15,105,241
*Bank of the Carolinas Corp.	100	481
#Bank of the Ozarks, Inc.	20,469	787,442
*BankAtlantic Bancorp, Inc.	44,869	117,557
BankFinancial Corp.	25,976	250,928
#Banner Corp.	16,630	94,292
Bar Harbor Bankshares	2,887	84,878
BB&T Corp.	279,259	9,282,569
#BCB Bancorp, Inc.	2,465	22,555
*BCSB Bancorp, Inc.	1,100	11,550
*Beach First National Bancshares, Inc.	2,116	106
Beacon Federal Bancorp, Inc.	3,595	31,636
*Beneficial Mutual Bancorp., Inc.	63,638	630,653
*Berkshire Bancorp, Inc.	3,850	22,176
Berkshire Hills Bancorp, Inc.	13,967	293,307
BGC Partners, Inc. Class A	27,200	177,344
#BlackRock, Inc.	37,372	6,876,448
*BNCCORP, Inc.	2,290	7,042
#BOK Financial Corp.	54,511	2,967,034
#Boston Private Financial Holdings, Inc.	81,180	643,757
Bridge Bancorp, Inc.	2,525	58,908
*Bridge Capital Holdings	2,900	28,304
*Broadpoint Gleacher Securities, Inc.	97,322	416,538
Brookline Bancorp, Inc.	74,899	823,140
Brooklyn Federal Bancorp, Inc.	7,873	59,047
Brown & Brown, Inc.	129,166	2,601,403
*Brunswick Bancorp.	120	732
Bryn Mawr Bank Corp.	6,140	112,792
C&F Financial Corp.	1,773	37,322
*Cadence Financial Corp.	9,747	29,144
Calamos Asset Management, Inc.	14,900	185,505
California First National BanCorp.	6,739	88,146
Camco Financial Corp.	4,832	15,994
Camden National Corp.	7,724	275,979
*Cape Bancorp, Inc.	1,665	11,921
Capital Bank Corp.	6,807	32,265
Capital City Bank Group, Inc.	18,230	320,666
Capital One Financial Corp.	188,964	8,202,927
Capital Properties, Inc.	700	6,247

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
—Capital Properties, Inc. Class B	700	$—
Capital Southwest Corp.	4,330	407,236
CapitalSource, Inc.	377,370	2,252,899
#*Capitol Bancorp, Ltd.	21,234	51,811
Capitol Federal Financial	39,424	1,485,891
Cardinal Financial Corp.	34,353	376,165
*Cardtronics, Inc.	34,762	484,582
*Carolina Bank Holdings, Inc.	1,200	5,604
Carrollton Bancorp	1,139	5,866
Carver Bancorp, Inc.	1,427	11,787
Cascade Financial Corp.	1,779	3,576
Cash America International, Inc.	34,110	1,264,117
Cathay General Bancorp	78,579	972,022
#*CB Richard Ellis Group, Inc.	44,223	765,942
Center Bancorp, Inc.	19,147	159,303
*Center Financial Corp.	23,021	155,162
CenterState Banks of Florida, Inc.	14,198	170,802
Central Bancorp, Inc.	400	3,772
*Central Jersey Bancorp	676	2,501
#*Central Pacific Financial Corp.	36,800	80,224
Central Virginia Bankshares, Inc.	1,428	3,898
Centrue Financial Corp.	4,239	14,752
Century Bancorp, Inc. Class A	2,296	44,428
CFS Bancorp, Inc.	2,552	12,709
#Charles Schwab Corp. (The)	105,901	2,042,830
Charter Financial Corp.	3,253	33,018
#Chemical Financial Corp.	28,267	669,928
*Chicopee Bancorp, Inc.	7,027	89,454
Chubb Corp. .	143,004	7,560,621
Cincinnati Financial Corp.	130,423	3,704,013
*CIT Group, Inc.	6,174	250,664
*Citigroup, Inc.	2,326,415	10,166,434
Citizens Community Bancorp, Inc.	5,240	22,270
#*Citizens First Bancorp, Inc.	5,358	1,232
Citizens Holding Co.	1,514	38,244
*Citizens Republic Bancorp, Inc.	6,959	8,699
Citizens South Banking Corp.	4,847	33,250
*Citizens, Inc.	51,367	360,083
#City Holding Co.	22,386	784,405
#City National Corp.	64,565	4,021,108
CKX Lands, Inc.	1,446	17,713
Clifton Savings Bancorp, Inc.	30,201	296,574
CME Group, Inc.	27,164	8,920,929
#*CNA Financial Corp.	224,072	6,300,905
*CNA Surety Corp.	88,303	1,480,841
CNB Financial Corp.	4,745	73,547
CoBiz Financial, Inc.	33,408	238,533
Codorus Valley Bancorp, Inc.	2,111	18,049
#Cohen & Steers, Inc.	42,980	1,163,469
*Colonial Bankshares, Inc.	1,575	15,868
Colony Bankcorp, Inc.	2,957	21,823
Columbia Banking System, Inc.	31,445	706,884
#Comerica, Inc.	132,248	5,554,416
Comm Bancorp, Inc.	805	18,245
Commerce Bancshares, Inc.	67,303	2,787,690
Commercial National Financial Corp.	1,917	33,174
Commonwealth Bankshares, Inc.	5,429	24,159
#Community Bank System, Inc.	66,479	1,640,037
*Community Capital Corp.	2,132	9,466
*Community Central Bank Corp.	1,223	3,486
Community Trust Bancorp, Inc.	17,392	522,108

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Community West Bancshares	3,113	$9,837
*CompuCredit Holdings Corp.	55,379	331,720
*Conseco, Inc.	327,021	1,929,424
Consolidated-Tokoma Land Co.	6,701	229,040
*Consumer Portfolio Services, Inc.	12,886	23,710
*Cowen Group, Inc.	15,494	83,668
*Cowlitz Bancorporation	310	2,325
*Crawford & Co. Class A	16,179	50,317
*Crawford & Co. Class B	16,309	73,390
*Credit Acceptance Corp.	28,559	1,288,011
*Crescent Financial Corp.	5,408	19,901
#Cullen Frost Bankers, Inc.	45,072	2,675,474
#CVB Financial Corp.	103,114	1,135,285
Danvers Bancorp, Inc.	22,248	363,755
Delphi Financial Group, Inc. Class A	55,593	1,528,808
Diamond Hill Investment Group, Inc.	2,804	218,824
Dime Community Bancshares, Inc.	40,322	514,106
Discover Financial Services	442,340	6,838,576
*Dollar Financial Corp.	30,144	705,671
Donegal Group, Inc. Class A	25,995	375,108
Donegal Group, Inc. Class B	5,551	98,558
#*Doral Financial Corp.	5,100	27,489
Duff & Phelps Corp.	11,198	175,809
*E*TRADE Financial Corp.	469,161	788,190
East West Bancorp, Inc.	131,137	2,568,974
Eastern Insurance Holdings, Inc.	7,370	75,542
Eastern Virginia Bankshares, Inc.	2,788	21,607
Eaton Vance Corp.	23,444	826,167
ECB Bancorp, Inc.	1,850	30,525
*eHealth, Inc.	28,861	395,684
EMC Insurance Group, Inc.	14,798	358,999
Employers Holdings, Inc.	53,620	883,658
*Encore Bancshares, Inc.	8,385	86,282
*Encore Capital Group, Inc.	29,885	687,654
Endurance Specialty Holdings, Ltd.	72,303	2,664,366
*Enstar Group, Ltd.	12,522	827,955
Enterprise Bancorp, Inc.	5,560	69,111
Enterprise Financial Services Corp.	13,368	140,498
Erie Indemnity Co.	44,280	2,050,607
ESB Financial Corp.	12,127	173,416
ESSA Bancorp, Inc.	21,343	269,562
Evans Bancorp, Inc.	1,929	29,070
Evercore Partners, Inc. Class A	11,290	404,634
Everest Re Group, Ltd.	48,562	3,722,277
*EzCorp, Inc.	56,062	1,161,044
#F.N.B. Corp.	129,321	1,205,272
Farmers Capital Bank Corp.	4,800	40,464
FBL Financial Group, Inc. Class A	33,888	875,666
Federal Agricultural Mortgage Corp.	13,567	305,529
#Federal Agricultural Mortgage Corp. Class A	300	4,842
#Federated Investors, Inc.	29,592	713,759
Fidelity Bancorp, Inc.	1,357	11,867
Fidelity National Financial, Inc.	238,033	3,613,341
*Fidelity Southern Corp.	5,930	52,900
Fifth Third Bancorp	650,074	9,692,603
Financial Institutions, Inc.	11,228	180,546
*First Acceptance Corp.	35,328	70,303
First Advantage Bancorp.	2,487	26,735
First American Corp.	113,343	3,918,268
#First Bancorp	19,629	320,149
First Bancorp of Indiana, Inc.	700	7,525

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Bancorp Inc.	6,041	$95,991
*First Bancshares, Inc.	569	4,908
First Busey Corp.	40,013	202,066
First Business Financial Services, Inc.	1,986	19,860
*First California Financial Group, Inc.	2,220	7,326
*First Cash Financial Services, Inc.	38,835	856,700
First Citizens BancShares, Inc.	8,716	1,795,496
First Commonwealth Financial Corp.	99,474	651,555
First Community Bancshares, Inc.	13,232	220,313
First Defiance Financial Corp.	8,806	118,881
#First Federal Bancshares of Arkansas, Inc.	7,401	25,089
*First Federal of Northern Michigan Bancorp, Inc.	1,458	2,187
First Financial Bancorp.	55,532	1,061,217
#First Financial Bankshares, Inc.	23,155	1,238,329
First Financial Corp.	14,287	416,466
First Financial Holdings, Inc.	18,646	263,282
First Financial Northwest, Inc.	19,426	125,298
First Financial Service Corp.	1,956	16,606
*First Franklin Corp.	461	4,513
*First Horizon National Corp.	281,649	3,985,333
*First Keystone Financial, Inc.	1,015	13,459
First M&F Corp.	5,834	26,370
*First Marblehead Corp (The)	70,228	246,500
#*First Mariner Bancorp Inc.	2,010	3,417
First Merchants Corp.	22,490	196,563
First Mercury Financial Corp.	20,400	267,444
First Midwest Bancorp, Inc.	69,113	1,050,518
First Niagara Financial Group, Inc.	243,529	3,385,053
*First Pactrust Bancorp, Inc.	2,119	18,117
First Place Financial Corp.	23,310	118,415
First Security Group, Inc.	9,388	26,850
First South Bancorp, Inc.	9,693	135,120
#*First State Bancorporation	10,400	7,592
#First United Corp.	4,427	29,440
First West Virginia Bancorp, Inc.	697	10,629
Firstbank Corp.	3,456	21,430
*FirstCity Financial Corp.	8,325	60,689
FirstMerit Corp.	104,307	2,451,214
*Flagstar Bancorp, Inc.	28,300	17,970
Flagstone Reinsurance Holdings, Ltd.	92,751	1,034,174
Flushing Financial Corp.	35,951	489,293
#FNB United Corp.	6,680	11,824
*Forest City Enterprises, Inc Class A	98,917	1,528,268
*Forest City Enterprises, Inc Class B	11,400	177,498
*Forestar Group, Inc.	29,647	668,243
*Fox Chase Bancorp, Inc.	7,292	81,816
*FPIC Insurance Group, Inc.	18,906	514,621
#Franklin Resources, Inc.	27,951	3,232,254
#*Frontier Financial Corp.	3,644	13,009
#Fulton Financial Corp.	224,490	2,357,145
*GAINSCO, Inc.	1,100	9,625
Gallagher (Arthur J.) & Co.	61,389	1,612,689
GAMCo.Investors, Inc.	8,087	372,083
*Genworth Financial, Inc.	411,216	6,793,288
German American Bancorp, Inc.	13,877	220,783
GFI Group, Inc.	122,768	847,099
Glacier Bancorp, Inc.	67,410	1,246,411
Goldman Sachs Group, Inc. (The)	200,183	29,066,572
Gouverneur Bancorp, Inc.	600	4,506
Great Southern Bancorp, Inc.	15,891	387,581
#*Greene Bancshares, Inc.	12,502	158,025

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Greenhill & Co., Inc.	11,300	$993,157
*Greenlight Capital Re, Ltd.	34,885	893,754
*Grubb & Ellis Co.	5,800	10,324
GS Financial Corp.	500	6,822
*Guaranty Bancorp.	43,940	68,986
*Guaranty Federal Bancshares, Inc.	1,840	11,555
#*Habersham Bancorp.	800	1,176
*Hallmark Financial Services, Inc.	22,932	268,534
Hampden Bancorp, Inc.	3,863	37,857
#Hampton Roads Bankshares, Inc.	9,810	28,351
Hancock Holding Co.	40,875	1,670,970
#*Hanmi Financial Corp.	31,666	94,365
Hanover Insurance Group, Inc.	67,028	3,019,611
Harleysville Group, Inc.	31,810	1,018,556
Harleysville Savings Financial Corp.	3,551	52,164
*Harris & Harris Group, Inc.	28,641	138,909
Hartford Financial Services Group, Inc.	198,176	5,661,888
Hawthorn Bancshares, Inc.	1,920	25,325
HCC Insurance Holdings, Inc.	113,131	3,076,032
Heartland Financial USA, Inc.	18,920	361,561
*Heritage Commerce Corp.	17,860	98,587
*Heritage Financial Corp.	8,910	136,412
Heritage Financial Group	6,861	85,968
HF Financial Corp.	2,781	32,065
*HFF, Inc.	14,200	125,244
*Hilltop Holdings, Inc.	65,500	768,315
Hingham Institution for Savings	1,099	40,586
*HMN Financial, Inc.	2,615	16,841
*Home Bancorp, Inc.	200	2,774
Home Bancshares, Inc.	23,383	657,530
Home Federal Bancorp, Inc.	20,609	328,301
*Homeowners Choice, Inc.	2,800	19,068
HopFed Bancorp, Inc.	1,368	18,379
Horace Mann Educators Corp.	45,676	786,084
Horizon Bancorp.	1,385	30,470
#*Horizon Financial Corp.	7,850	133
Hudson City Bancorp, Inc.	209,570	2,787,281
Huntington Bancshares, Inc.	650,915	4,406,695
IBERIABANK Corp.	27,366	1,686,840
Independence Holding Co.	14,756	118,196
Independent Bank Corp. (453836108)	24,266	629,460
#Independent Bank Corp. (453838104)	5,130	5,900
Indiana Community Bancorp.	4,755	58,249
Infinity Property & Casualty Corp.	19,978	921,585
Integra Bank Corp.	15,735	19,511
#*Interactive Brokers Group, Inc.	28,927	495,809
*IntercontinentalExchange, Inc.	12,821	1,495,313
*Intergroup Corp. (The)	677	10,473
*International Assets Holding Corp.	19,796	320,101
International Bancshares Corp.	85,259	2,060,710
*Intervest Bancshares Corp.	4,600	28,750
Invesco, Ltd.	270,914	6,228,313
*Investment Technology Group, Inc.	42,752	742,602
*Investors Bancorp, Inc.	141,773	1,972,062
*Investors Capital Holdings, Ltd.	2,039	3,670
Investors Title Co.	1,604	52,130
Janus Capital Group, Inc.	199,199	2,804,722
#Jefferies Group, Inc.	214,647	5,842,691
Jefferson Bancshares, Inc.	2,704	12,574
*Jesup & Lamont, Inc.	1,801	612
JMP Group, Inc.	24,891	192,656

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Jones Lang LaSalle, Inc.	49,449	$3,900,537
JPMorgan Chase & Co.	1,758,487	74,876,376
#*KBW, Inc.	37,950	1,136,602
Kearny Financial Corp.	96,018	982,264
Kentucky First Federal Bancorp	3,171	31,425
KeyCorp.	528,278	4,765,068
#K-Fed Bancorp	14,486	145,005
*Knight Capital Group, Inc.	112,718	1,752,765
Lakeland Bancorp, Inc.	27,560	289,380
Lakeland Financial Corp.	15,178	316,613
Landmark Bancorp, Inc.	1,699	27,201
Legacy Bancorp, Inc.	8,475	79,411
Legg Mason, Inc.	133,273	4,223,421
#*Leucadia National Corp.	109,992	2,783,898
#Life Partners Holdings, Inc.	5,450	125,895
Lincoln National Corp.	243,151	7,437,989
LNB Bancorp, Inc.	4,622	25,375
Loews Corp.	183,672	6,839,945
*Louisiana Bancorp, Inc.	3,500	51,800
LSB Corp.	2,748	38,445
LSB Financial Corp.	646	8,230
#M&T Bank Corp.	96,379	8,418,706
#*Macatawa Bank Corp.	12,635	24,638
*Magyar Bancorp, Inc.	1,886	8,562
MainSource Financial Group, Inc.	23,842	192,882
Malvern Federal Bancorp, Inc.	200	1,933
#*Markel Corp.	3,950	1,512,218
*Market Leader, Inc.	6,614	14,882
MarketAxess Holdings, Inc.	39,632	623,015
*Marlin Business Services Corp.	18,895	217,481
Marsh & McLennan Cos., Inc.	132,000	3,197,040
Marshall & Ilsley Corp.	446,247	4,060,848
*Maui Land & Pineapple Co., Inc.	7,073	35,577
Max Capital Group, Ltd.	43,828	977,364
Mayflower Bancorp, Inc.	600	4,578
MB Financial, Inc.	49,680	1,217,160
*MBIA, Inc.	379,056	3,631,356
#MBT Financial Corp.	11,675	34,091
*MCG Capital Corp.	92,685	614,502
Meadowbrook Insurance Group, Inc.	69,195	546,640
Medallion Financial Corp.	20,882	167,056
#*Mercantile Bancorp, Inc.	5,221	16,707
Mercantile Bank Corp.	3,236	19,319
Mercer Insurance Group, Inc.	6,859	125,863
Merchants Bancshares, Inc.	5,531	128,817
Mercury General Corp.	68,420	3,078,216
*Meridian Interstate Bancorp, Inc.	7,182	82,737
Meta Financial Group, Inc.	1,360	37,822
MetLife, Inc.	335,580	15,295,736
*Metro Bancorp, Inc.	4,424	60,034
*MetroCorp.Bancshares, Inc.	6,786	23,887
*MF Global Holdings, Ltd.	138,663	1,278,473
*MGIC Investment Corp.	147,097	1,534,222
MicroFinancial, Inc.	8,499	33,996
Mid Penn Bancorp, Inc.	1,076	11,029
MidSouth Bancorp, Inc.	6,585	105,689
#*Midwest Banc Holdings, Inc.	22,907	9,850
MidWestOne Financial Group, Inc.	2,645	37,771
Monroe Bancorp	3,054	22,752
Montpelier Re Holdings, Ltd.	100,596	1,669,894
#Moody’s Corp.	45,965	1,136,255

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Morgan Stanley	560,059	$16,924,983
MSB Financial Corp.	600	4,740
*MSCI, Inc.	20,006	693,208
MutualFirst Financial, Inc.	3,580	32,184
*Nara Bancorp, Inc.	45,280	407,520
*NASDAQ OMX Group, Inc. (The)	111,231	2,335,851
*National Financial Partners Corp.	49,572	762,913
National Interstate Corp.	23,404	488,910
#National Penn Bancshares, Inc.	129,431	947,435
National Security Group, Inc.	977	13,317
National Western Life Insurance Co. Class A	2,238	427,771
Naugatuck Valley Financial Corp.	390	2,742
*Navigators Group, Inc.	34,151	1,370,480
#NBT Bancorp, Inc.	66,258	1,621,333
Nelnet, Inc. Class A	44,722	892,651
*New Century Bancorp, Inc.	2,078	12,530
New England Bancshares, Inc.	4,415	37,086
New Hampshire Thrift Bancshares, Inc.	3,026	33,074
New Westfield Financial, Inc.	39,650	360,815
#New York Community Bancorp, Inc.	247,920	4,083,242
NewAlliance Bancshares, Inc.	134,870	1,757,356
*NewBridge Bancorp	8,423	40,009
*Newport Bancorp, Inc.	2,300	27,888
*NewStar Financial, Inc.	31,340	240,064
North Central Bancshares, Inc.	200	3,700
*North Valley Bancorp	4,180	11,077
Northeast Bancorp	1,024	13,343
Northeast Community Bancorp, Inc.	10,493	64,112
Northern Trust Corp.	23,074	1,268,609
Northfield Bancorp, Inc.	50,987	752,568
Northrim Bancorp, Inc.	4,806	82,952
Northway Financial, Inc.	2,251	16,263
Northwest Bancshares, Inc.	132,595	1,656,112
Norwood Financial Corp.	1,502	41,665
NYMAGIC, Inc.	5,479	121,634
NYSE Euronext, Inc.	209,983	6,851,745
Ocean Shore Holding Co.	5,372	61,778
OceanFirst Financial Corp.	14,305	183,962
#*Ocwen Financial Corp.	115,300	1,331,715
Ohio Valley Banc Corp.	1,900	39,596
Old National Bancorp	88,700	1,189,467
Old Republic International Corp.	284,256	4,266,683
#Old Second Bancorp, Inc.	20,739	118,627
OneBeacon Insurance Group, Ltd.	42,145	683,592
*optionsXpress Holdings, Inc.	57,926	1,028,186
Oriental Financial Group, Inc.	27,400	458,128
Oritani Financial Corp.	34,849	578,145
Osage Bancshares, Inc.	2,100	18,070
#*PAB Bankshares, Inc.	3,764	10,313
#*Pacific Capital Bancorp	28,566	49,705
Pacific Continental Corp.	12,744	147,703
*Pacific Mercantile Bancorp	6,757	33,717
*Pacific Premier Bancorp, Inc.	2,285	11,334
#PacWest Bancorp	54,358	1,305,136
Pamrapo Bancorp, Inc.	3,431	26,110
#*Park Bancorp, Inc.	700	2,947
#Park National Corp.	17,000	1,164,500
Parkvale Financial Corp.	3,750	37,762
PartnerRe, Ltd.	62,618	4,857,904
Patriot National Bancorp	1,300	2,925
Peapack-Gladstone Financial Corp.	5,253	73,017

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Penns Woods Bancorp, Inc.	1,993	$63,876
#*Penson Worldwide, Inc.	30,451	286,239
Peoples Bancorp of North Carolina	4,359	30,644
Peoples Bancorp, Inc. (709788202)	1,479	21,372
Peoples Bancorp, Inc. (709789101)	11,557	200,398
People’s United Financial, Inc.	280,205	4,351,584
#*PHH Corp.	64,175	1,456,131
#*Phoenix Cos., Inc. (The)	228,800	739,024
*PICo.Holdings, Inc.	26,012	924,727
Pinnacle Bancshares, Inc.	444	4,251
*Pinnacle Financial Partners, Inc.	33,699	514,921
#*Piper Jaffray Cos., Inc.	16,387	644,992
Platinum Underwriters Holdings, Ltd.	60,202	2,240,116
*PMA Capital Corp.	35,263	242,257
#*PMI Group, Inc. (The)	97,000	505,370
PNC Financial Services Group, Inc.	186,032	12,503,211
*Popular, Inc.	7,700	30,338
Porter Bancorp, Inc.	10,533	149,042
#*Portfolio Recovery Associates, Inc.	20,126	1,337,775
*Preferred Bank	9,517	18,463
Premier Financial Bancorp, Inc.	4,510	43,296
Presidential Life Corp.	2,779	32,737
*Primus Guaranty, Ltd.	18,137	81,798
Princeton National Bancorp, Inc.	3,281	29,496
#Principal Financial Group, Inc.	178,022	5,201,803
PrivateBancorp, Inc.	51,717	740,587
*ProAssurance Corp.	41,749	2,544,602
Progressive Corp.	108,105	2,171,829
Prosperity Bancshares, Inc.	58,846	2,307,940
Protective Life Corp.	104,593	2,517,554
Providence Community Bancshares, Inc.	729	1,859
Provident Financial Holdings, Inc.	12,387	74,322
Provident Financial Services, Inc.	71,553	943,069
Provident New York Bancorp	52,536	539,545
Prudential Bancorp, Inc. of Pennsylvania	5,928	45,764
Prudential Financial, Inc.	187,742	11,932,882
PSB Holdings, Inc.	3,341	14,867
Pulaski Financial Corp.	6,926	48,690
QC Holdings, Inc.	17,425	90,436
Radian Group, Inc.	97,172	1,378,871
*Rainier Pacific Financial Group, Inc.	4,450	134
#Raymond James Financial, Inc.	146,898	4,500,955
Regions Financial Corp.	930,436	8,225,054
Reinsurance Group of America, Inc.	74,364	3,839,413
RenaissanceRe Holdings, Ltd.	41,390	2,315,770
#Renasant Corp.	25,455	420,771
Republic Bancorp, Inc. Class A	11,263	272,001
*Republic First Bancorp, Inc.	5,441	20,295
Resource America, Inc.	16,453	97,237
Rewards Network, Inc.	7,560	98,431
*RiskMetrics Group, Inc.	17,400	390,456
*Riverview Bancorp, Inc.	8,785	31,187
RLI Corp.	24,755	1,435,790
Rockville Financial, Inc.	18,961	228,670
*Rodman & Renshaw Capital Group, Inc.	39,919	172,450
Roma Financial Corp.	34,073	398,654
Rome Bancorp, Inc.	7,102	61,077
#*Royal Bancshares of Pennsylvania, Inc. Class A	5,753	22,149
Rurban Financial Corp.	2,715	19,344
S&T Bancorp, Inc.	48,133	1,157,599
S.Y. Bancorp, Inc.	15,486	367,638

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Safeguard Scientifics, Inc.	24,579	$338,207
Safety Insurance Group, Inc.	20,174	752,288
Salisbury Bancorp, Inc.	1,076	26,039
Sanders Morris Harris Group, Inc.	22,388	133,656
#Sandy Spring Bancorp, Inc.	20,547	358,545
Savannah Bancorp, Inc. (The)	2,723	30,770
SCBT Financial Corp.	14,726	585,948
Seabright Insurance Holdings	27,448	298,634
*Seacoast Banking Corp. of Florida	31,575	68,834
*Security National Financial Corp. Class A	2,564	7,154
SEI Investments Co.	32,788	736,418
Selective Insurance Group, Inc.	63,888	1,067,568
Shore Bancshares, Inc.	4,976	70,112
*SI Financial Group, Inc.	3,013	19,223
*Siebert Financial Corp.	8,302	18,015
#Sierra Bancorp	11,233	140,188
*Signature Bank	50,649	2,045,207
Simmons First National Corp.	16,840	472,867
*SLM Corp.	66,577	814,902
Smithtown Bancorp, Inc.	14,560	67,704
Somerset Hills Bancorp	2,952	26,037
South Financial Group, Inc.	85,606	65,917
South Street Financial Corp.	897	2,713
*Southcoast Financial Corp.	3,770	14,251
*Southern Community Financial Corp.	14,598	40,290
*Southern Connecticut Bancorp, Inc.	1,300	8,788
*Southern First Bancshares, Inc.	1,788	14,751
Southern Missouri Bancorp, Inc.	499	7,086
Southside Bancshares, Inc.	18,939	408,700
Southwest Bancorp, Inc.	18,807	275,711
Southwest Georgia Financial Corp.	1,793	16,585
#*St. Joe Co. (The)	82,198	2,715,822
StanCorp.Financial Group, Inc.	60,142	2,703,984
State Auto Financial Corp.	44,746	800,506
State Bancorp, Inc.	17,248	170,755
State Street Corp.	166,570	7,245,795
StellarOne Corp.	26,194	390,553
Sterling Bancorp	38,274	409,915
Sterling Bancshares, Inc.	92,237	542,354
#*Sterling Financial Corp.	29,731	25,878
#Stewart Information Services Corp.	19,289	219,509
*Stifel Financial Corp.	31,972	1,832,955
*Stratus Properties, Inc.	6,176	68,862
Student Loan Corp.	17,416	491,828
#Suffolk Bancorp	11,445	355,367
*Sun Bancorp, Inc.	29,233	157,858
SunTrust Banks, Inc.	204,421	6,050,862
#*Superior Bancorp	7,375	26,108
#Susquehanna Bancshares, Inc.	132,591	1,445,242
*Sussex Bancorp	1,931	12,204
#*SVB Financial Group	51,703	2,545,339
SWS Group, Inc.	32,323	357,816
#Synovus Financial Corp.	290,288	873,767
TRowe Price Group, Inc.	22,950	1,319,854
#*Taylor Capital Group, Inc.	10,012	137,164
#TCF Financial Corp.	146,965	2,737,958
*TD Ameritrade Holding Corp.	176,203	3,527,584
Teche Holding Co.	1,290	41,254
*Tejon Ranch Co.	17,308	497,778
*Tennessee Commerce Bancorp, Inc.	1,042	10,660
#*Teton Advisors, Inc.	95	1,047

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Texas Capital Bancshares, Inc.	41,088	$817,651
TF Financial Corp.	1,847	35,093
TFS Financial Corp.	97,544	1,379,272
Thomas Properties Group, Inc.	20,726	94,718
*Thomas Weisel Partners Group, Inc.	33,713	264,647
#*TIB Financial Corp.	2,494	2,394
*Tidelands Bancshares, Inc.	551	1,240
#*TierOne Corp.	16,144	7,265
Timberland Bancorp, Inc.	5,508	27,044
Tompkins Financial Corp.	11,430	464,287
#Torchmark Corp.	70,991	3,800,858
Tower Bancorp, Inc.	2,081	53,565
*Tower Financial Corp.	1,125	8,888
Tower Group, Inc.	36,823	849,138
#TowneBank	25,433	407,691
*TradeStation Group, Inc.	56,246	470,217
Transatlantic Holdings, Inc.	57,679	2,868,377
Travelers Cos., Inc. (The)	240,418	12,198,809
*Tree.com, Inc.	10,426	94,877
#*Triad Guaranty, Inc.	3,576	1,609
#Trico Bancshares	17,482	332,857
#Trustco Bank Corp.	92,922	617,931
Trustmark Corp.	79,506	1,946,307
#U.S. Bancorp	215,221	5,761,466
UMB Financial Corp.	50,500	2,127,060
Umpqua Holdings Corp.	110,678	1,653,529
Unico American Corp.	100	950
Union Bankshares, Inc.	1,735	32,098
Union First Market Bankshares Corp.	15,553	260,979
*United America Indemnity, Ltd.	20,648	196,156
United Bancshares, Inc.	1,986	18,966
#United Bankshares, Inc.	49,600	1,440,384
United Community Bancorp	1,300	9,620
*United Community Banks, Inc.	47,954	280,051
*United Community Financial Corp.	10,564	21,128
United Financial Bancorp, Inc.	23,125	323,288
United Fire & Casualty Co.	53,432	1,221,990
*United PanAm Financial Corp.	13,344	43,768
#*United Security Bancshares	6,652	31,264
United Western Bancorp, Inc.	6,086	11,137
Unitrin, Inc.	86,420	2,527,785
*Unity Bancorp, Inc.	4,679	25,688
Universal Insurance Holdings, Inc.	47,676	240,764
Univest Corp. of Pennsylvania	13,939	272,786
Unum Group	291,024	7,121,357
Validus Holdings, Ltd.	106,643	2,726,862
#Valley National Bancorp	152,278	2,472,995
ViewPoint Financial Group	26,577	452,606
*Virginia Commerce Bancorp, Inc.	24,035	171,370
*Virtus Investment Partners, Inc.	95	2,302
VIST Financial Corp.	4,057	38,136
#*Waccamaw Bankshares, Inc.	432	1,205
Waddell & Reed Financial, Inc.	26,403	980,079
Wainwright Bank & Trust Co.	5,434	52,329
Washington Banking Co.	19,530	281,037
#Washington Federal, Inc.	141,260	2,905,718
Washington Trust Bancorp, Inc.	17,210	311,673
*Waterstone Financial, Inc.	17,872	68,986
Wayne Savings Bancshares, Inc.	1,615	13,663
Webster Financial Corp.	95,750	1,983,940
Wells Fargo & Co.	1,960,826	64,922,949

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
WesBanco, Inc.	30,711	$592,108
Wesco Financial Corp.	4,594	1,741,356
West Bancorporation	23,067	187,535
West Coast Bancorp	24,790	85,278
#Westamerica Bancorporation	20,400	1,198,908
#*Western Alliance Bancorp	60,520	526,524
#Westwood Holdings Group, Inc.	4,043	155,656
White Mountains Insurance Group, Ltd.	10,919	3,751,768
#Whitney Holding Corp.	109,109	1,494,793
Wilber Corp.	5,599	38,129
#Wilmington Trust Corp.	74,585	1,292,558
#Wilshire Bancorp, Inc.	35,596	386,573
#Wintrust Financial Corp.	28,600	1,066,780
#*World Acceptance Corp.	24,217	854,376
WR Berkley Corp.	112,732	3,043,764
WSB Holdings, Inc.	8,451	25,945
WVS Financial Corp.	2,157	30,198
*XL Capital, Ltd.	117,946	2,099,439
Yadkin Valley Financial Corp.	13,928	63,790
Zenith National Insurance Corp.	45,150	1,707,573
#Zions Bancorporation	144,160	4,141,717
*ZipRealty, Inc.	21,331	93,856

Total Financials		949,036,026

Health Care — (8.5%)
*A.D.A.M., Inc.	5,904	22,140
*Abaxis, Inc.	19,554	506,644
Abbott Laboratories	124,586	6,373,820
*ABIOMED, Inc.	71,370	688,007
*Abraxis Bioscience, Inc.	15,443	771,687
*Acadia Pharmaceuticals, Inc.	24,288	40,318
*Accelr8 Technology Corp.	2,183	1,812
*Accelrys, Inc.	33,652	235,227
*Accuray, Inc.	66,830	430,385
*Achillion Pharmaceuticals, Inc.	14,800	38,924
*Acorda Therapeutics, Inc.	11,655	451,631
*Adolor Corp.	48,635	94,838
Aetna, Inc.	184,690	5,457,589
*Affymax, Inc.	10,538	251,226
#*Affymetrix, Inc.	83,820	581,711
*Air Methods Corp.	15,181	502,187
#*Akorn, Inc.	23,203	48,726
*Albany Molecular Research, Inc.	17,224	137,792
*Alexion Pharmaceuticals, Inc.	18,088	992,669
*Alexza Pharmaceuticals, Inc.	41,452	138,450
*Align Technology, Inc.	54,710	928,976
*Alkermes, Inc.	82,217	1,077,043
Allergan, Inc.	31,737	2,021,330
*Alliance HealthCare Services, Inc.	48,700	261,032
*Allied Healthcare International, Inc.	47,289	132,882
*Allied Healthcare Products, Inc.	4,008	15,431
#*Allos Therapeutics, Inc.	38,881	307,160
#*Allscripts-Misys Healthcare Solutions, Inc.	50,343	1,015,418
*Almost Family, Inc.	11,032	467,316
*Alnylam Pharmaceuticals, Inc.	19,403	329,075
*Alphatec Holdings, Inc.	59,676	398,636
#*AMAG Pharmaceuticals, Inc.	15,293	522,256
#*Amedisys, Inc.	29,093	1,675,175
America Services Group, Inc.	10,914	185,101
*American Dental Partners, Inc.	20,220	260,434
#*American Medical Systems Holdings, Inc.	92,432	1,656,381

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*American Shared Hospital Services	2,089	$6,037
*AMERIGROUP Corp.	56,278	2,039,515
#AmerisourceBergen Corp.	109,200	3,368,820
*Amgen, Inc.	108,652	6,232,279
*Amicus Therapeutics, Inc.	607	1,973
*AMN Healthcare Services, Inc.	38,569	352,521
*Amsurg Corp.	37,556	778,160
#*Amylin Pharmaceuticals, Inc.	56,778	1,171,898
*Anadys Pharmaceuticals, Inc.	11,796	29,962
Analogic Corp.	14,771	706,349
*AngioDynamics, Inc.	29,764	476,224
*Anika Therapeutics, Inc.	10,864	76,591
*Animal Health International, Inc.	2,881	7,087
*Antigenics, Inc.	28,925	33,842
*ARCA Biopharma, Inc.	2,015	10,538
*Arcadia Resources, Inc.	27,261	19,355
*Ardea Biosciences, Inc.	3,482	88,443
*Arena Pharmaceuticals, Inc.	88,401	287,303
*Ariad Pharmaceuticals, Inc.	196,100	690,272
*Arqule, Inc.	29,200	186,004
*Array BioPharma, Inc.	37,816	139,919
Arrhythmia Research Technology, Inc.	1,790	14,230
*ArthroCare Corp.	20,956	648,169
*ARYx Therapeutics, Inc.	9,494	8,364
*Assisted Living Concepts, Inc.	11,548	405,335
*athenahealth, Inc.	8,061	233,930
*AtriCure, Inc.	14,341	79,879
Atrion Corp.	1,486	210,685
*ATS Medical, Inc.	88,076	351,423
*Auxilium Pharmaceuticals, Inc.	11,761	418,692
*AVANIR Pharmaceuticals, Inc.	9,475	30,509
#*AVI BioPharma, Inc.	14,429	19,191
Bard (C.R.), Inc.	8,900	770,117
Baxter International, Inc.	42,400	2,002,128
Beckman Coulter, Inc.	36,343	2,267,803
Becton Dickinson & Co.	19,580	1,495,325
*Bioanalytical Systems, Inc.	2,068	2,275
*BioClinica, Inc.	15,357	76,324
#*BioCryst Pharmaceuticals, Inc.	33,426	254,038
*Biodel, Inc.	22,893	103,018
*Biogen Idec, Inc.	62,200	3,312,150
*BioLase Technology, Inc.	5,000	9,750
#*BioMarin Pharmaceutical, Inc.	29,300	684,741
*BioMimetic Therapeutics, Inc.	26,250	349,912
*Bio-Rad Laboratories, Inc.	22,630	2,527,545
*Bio-Rad Laboratories, Inc. Class B	1,782	199,388
*Bio-Reference Labs, Inc.	18,996	444,506
*BioSante Pharmaceuticals, Inc.	7,594	17,846
*BioScrip, Inc.	49,512	442,637
*BioSpecifics Technologies Corp.	2,000	63,280
*BioSphere Medical, Inc.	14,304	38,764
*BMP Sunstone Corp.	24,924	133,842
*Boston Scientific Corp.	600,721	4,132,960
*Bovie Medical Corp.	8,100	42,201
Bristol-Myers Squibb Co.	173,806	4,395,554
*Brookdale Senior Living, Inc.	136,669	2,938,383
*Bruker BioSciences Corp.	64,955	993,162
*BSD Medical Corp.	7,639	14,132
#*Cadence Pharmaceuticals, Inc.	24,375	238,875
*Caliper Life Sciences, Inc.	55,068	220,823
*Cambrex Corp.	34,584	151,824

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Cantel Medical Corp.	21,575	$430,637
*Capital Senior Living Corp.	29,370	154,486
*Caraco Pharmaceutical Laboratories, Ltd.	26,530	171,118
*Cardiac Science Corp.	20,757	32,381
#*Cardica, Inc.	3,013	7,231
Cardinal Health, Inc.	139,827	4,850,599
*Cardiovascular Systems, Inc.	5,733	28,722
*CareFusion Corp.	111,946	3,087,471
*Catalyst Health Solutions, Inc.	39,084	1,653,644
*Catalyst Pharmaceutical Partners, Inc.	1,590	2,146
*Celera Corp.	91,603	684,274
*Celgene Corp.	36,707	2,273,999
*Celldex Therapeutics, Inc.	13,447	109,862
*Celsion Corp.	7,425	37,867
*Centene Corp.	54,090	1,238,661
*Cephalon, Inc.	34,992	2,246,486
#*Cepheid, Inc.	28,300	565,717
#*Cerner Corp.	30,900	2,623,719
#*Cerus Corp.	24,244	78,551
*Charles River Laboratories International, Inc.	81,256	2,720,451
Chemed Corp.	27,581	1,517,231
Cigna Corp.	107,854	3,457,799
*Clinical Data, Inc.	21,570	402,928
*Columbia Laboratories, Inc.	6,488	7,137
*CombiMatrix Corp.	7,394	29,206
*Combinatorx, Inc.	26,570	35,338
*Community Health Systems, Inc.	124,209	5,075,180
#Computer Programs & Systems, Inc.	5,080	228,905
#*Conceptus, Inc.	30,100	570,094
*Conmed Corp.	33,277	740,080
*Continucare Corp.	69,228	231,914
#Cooper Cos., Inc.	58,643	2,280,626
*Cornerstone Therapeutics, Inc.	2,272	15,881
*Corvel Corp.	14,931	497,202
#*Covance, Inc.	16,700	954,238
*Coventry Health Care, Inc.	138,540	3,288,940
*CPEX Pharmaceuticals, Inc.	1,424	36,098
*Cross Country Healthcare, Inc.	23,124	231,702
*CryoLife, Inc.	32,800	200,408
*Cubist Pharmaceuticals, Inc.	59,350	1,330,627
*Curis, Inc.	6,700	22,110
*Cutera, Inc.	15,596	180,290
*Cyberonics, Inc.	21,390	417,747
*Cyclacel Pharmaceuticals, Inc.	3,300	7,557
*Cynosure, Inc.	10,074	126,932
*Cypress Bioscience, Inc.	48,807	245,987
*Cytokinetics, Inc.	71,615	230,600
#*Cytori Therapeutics, Inc.	34,114	192,403
*DaVita, Inc.	44,632	2,786,376
Daxor Corp.	5,407	60,558
*Dendreon Corp.	48,246	2,615,898
#DENTSPLY International, Inc.	9,088	332,984
*DepoMed, Inc.	25,644	103,345
#*DexCom, Inc.	50,956	557,968
*Dialysis Corp. of America	8,886	99,612
*Digirad Corp.	13,700	30,277
*Dionex Corp.	8,522	695,140
*Discovery Laboratories, Inc.	9,372	4,695
*Durect Corp.	40,784	116,234
*DUSA Pharmaceuticals, Inc.	3,939	9,257
*Dyax Corp.	68,911	241,188

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Dynacq Healthcare, Inc.	3,325	$8,978
*Dynavax Technologies Corp.	23,749	36,811
*Eclipsys Corp.	60,504	1,251,223
*Edwards Lifesciences Corp.	23,725	2,445,573
#Eli Lilly & Co.	92,365	3,230,004
*Emergency Medical Services Corp. Class A	8,800	465,344
*Emergent BioSolutions, Inc.	36,245	590,069
#*Emeritus Corp.	47,205	1,057,392
*Encision, Inc.	900	1,467
*Endo Pharmaceuticals Holdings, Inc.	121,671	2,664,595
—#*Endo Pharmaceuticals Solutions	64,970	64,320
*Endologix, Inc.	36,686	170,590
Ensign Group, Inc.	15,654	271,753
*EnteroMedics, Inc.	2,500	1,318
*ENTREMED, Inc.	3,600	2,473
*Enzo Biochem, Inc.	45,825	273,575
#*Enzon Pharmaceuticals, Inc.	37,616	397,977
*eResearch Technology, Inc.	57,435	423,296
*ev3, Inc.	116,882	2,235,953
*Exact Sciences Corp.	15,692	69,672
*Exactech, Inc.	14,864	304,117
*Exelixis, Inc.	86,535	500,172
*Express Scripts, Inc.	24,500	2,453,185
*Five Star Quality Care, Inc.	37,125	109,890
*Forest Laboratories, Inc.	140,218	3,822,343
*Fresenius Kabi Pharmaceuticals Holding, Inc.	78,618	11,400
#*Genomic Health, Inc.	12,203	195,492
*Genoptix, Inc.	13,300	514,577
*Gen-Probe, Inc.	11,326	536,739
*Gentiva Health Services, Inc.	57,592	1,651,739
#*GenVec, Inc.	16,600	11,288
*Genzyme Corp.	33,336	1,774,809
#*Geron Corp.	89,111	519,517
*Gilead Sciences, Inc.	64,524	2,559,667
#*Greatbatch, Inc.	28,406	634,590
#*GTx, Inc.	17,440	57,203
*Haemonetics Corp.	29,000	1,677,940
*Halozyme Therapeutics, Inc.	41,343	352,242
*Hanger Orthopedic Group, Inc.	38,657	720,566
*Hansen Medical, Inc.	5,168	13,127
*Harbor BioSciences, Inc.	7,877	4,332
*Harvard Bioscience, Inc.	32,095	134,157
*Health Grades, Inc.	17,785	124,673
*Health Management Associates, Inc.	151,700	1,413,844
*Health Net, Inc.	133,177	2,932,558
*HealthSouth Corp.	69,018	1,412,108
*HealthSpring, Inc.	61,723	1,086,325
*HealthStream, Inc.	21,664	97,488
*HealthTronics, Inc.	47,604	168,994
*Healthways, Inc.	38,409	625,683
*HeartWare International, Inc.	2,400	134,976
*Helicos BioSciences Corp.	24,600	17,724
*Henry Schein, Inc.	55,272	3,342,298
Hill-Rom Holdings, Inc.	76,100	2,413,131
*Hi-Tech Pharmacal Co., Inc.	13,936	339,063
*HMS Holdings Corp.	25,148	1,345,418
*Hologic, Inc.	207,697	3,711,545
*Hooper Holmes, Inc.	28,677	26,096
*Hospira, Inc.	48,100	2,587,299
*Human Genome Sciences, Inc.	62,326	1,725,807
*Humana, Inc.	98,552	4,505,797

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Hythiam, Inc.	608	$146
*ICU Medical, Inc.	17,234	613,703
*Idenix Pharmaceuticals, Inc.	28,126	129,942
*Idera Pharmaceuticals, Inc.	10,905	68,265
#*IDEXX Laboratories, Inc.	10,374	686,136
#*Illumina, Inc.	16,130	675,363
*Immucor, Inc.	45,230	968,374
*ImmunoGen, Inc.	28,579	283,218
#*Immunomedics, Inc.	35,448	124,068
*Impax Laboratories, Inc.	43,122	780,508
*Incyte Corp.	87,950	1,180,289
*Infinity Pharmaceuticals, Inc.	19,688	135,847
*Inovio Biomedical Corp.	19,500	26,910
*Inspire Pharmaceuticals, Inc.	35,141	240,716
*Insulet Corp.	24,300	335,340
*Integra LifeSciences Holdings Corp.	34,340	1,560,066
*IntegraMed America, Inc.	8,605	73,487
*Interleukin Genetics, Inc.	6,530	4,173
*InterMune, Inc.	33,098	1,408,651
*Intuitive Surgical, Inc.	3,400	1,225,904
#Invacare Corp.	40,711	1,075,992
*InVentiv Health, Inc.	39,603	912,057
*Inverness Medical Innovations, Inc.	92,348	3,673,603
#*IPC The Hospitalist Co.	15,072	467,835
*Iridex Corp.	5,986	25,919
*IRIS International, Inc.	21,582	246,682
*Isis Pharmaceuticals, Inc.	33,500	360,125
*ISTA Pharmaceuticals, Inc.	27,037	105,715
*Javelin Pharmaceuticals, Inc.	13,200	28,776
*Jazz Pharmaceuticals, Inc.	27,030	274,084
Johnson & Johnson	311,240	20,012,732
*Kendle International, Inc.	17,583	290,999
*Kensey Nash Corp.	15,195	344,167
*Keryx Biopharmaceuticals, Inc.	16,500	92,730
Kewaunee Scientific Corp.	1,606	21,183
*Kindred Healthcare, Inc.	27,000	481,680
#*Kinetic Concepts, Inc.	69,294	3,000,430
*King Pharmaceuticals, Inc.	320,423	3,140,145
#*K-V Pharmaceutical Co.	41,405	64,178
*K-V Pharmaceutical Co. Class B	5,882	11,352
#*Laboratory Corp. of America Holdings	19,800	1,555,686
Landauer, Inc.	4,450	303,268
*Lannet Co., Inc.	27,571	129,308
*LCA-Vision, Inc.	20,800	175,344
*LeMaitre Vascular, Inc.	8,436	41,674
*Lexicon Pharmaceuticals, Inc.	81,051	130,492
#*LHC Group, Inc.	19,120	651,992
*Life Technologies Corp.	104,713	5,728,848
#*LifePoint Hospitals, Inc.	68,805	2,626,975
*Ligand Pharmaceuticals, Inc. Class B	76,247	140,294
#*Lincare Holdings, Inc.	76,167	3,556,237
#*Luminex Corp.	41,598	676,383
*Luna Innovations, Inc.	6,251	13,690
#*Magellan Health Services, Inc.	43,782	1,848,038
*MAKO Surgical Corp.	15,592	218,756
#*Mannkind Corp.	92,070	639,886
*MAP Pharmaceuticals, Inc.	3,900	70,044
*Martek Biosciences Corp.	39,034	859,919
*Matrixx Initiatives, Inc.	10,661	54,584
*Maxygen, Inc.	48,995	314,058
McKesson Corp.	47,200	3,059,032

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*MDRNA, Inc.	800	$992
#*MedAssets, Inc.	54,539	1,245,125
*MedCath Corp.	21,614	214,843
*MedCo.Health Solutions, Inc.	47,292	2,786,445
*Medical Action Industries, Inc.	32,084	380,837
*Medicines Co. (The)	61,144	448,797
*MediciNova, Inc.	4,534	29,426
Medicis Pharmaceutical Corp. Class A	73,855	1,874,440
*Medivation, Inc.	15,750	175,770
*Mednax, Inc.	48,207	2,648,493
MedQuist, Inc.	22,751	211,812
*MEDTOX Scientific, Inc.	7,699	98,624
Medtronic, Inc.	87,525	3,823,967
*Merck & Co., Inc.	238,295	8,349,857
*Merge Healthcare, Inc.	31,115	77,165
Meridian Bioscience, Inc.	18,250	364,818
*Merit Medical Systems, Inc.	33,208	536,973
*Metabolix, Inc.	17,699	220,707
*Metropolitan Health Networks, Inc.	44,004	135,972
*Mettler Toledo International, Inc.	11,500	1,443,020
*Micromet, Inc.	31,153	237,386
*Micrus Endovascular Corp.	7,828	157,186
*MiddleBrook Pharmaceuticals, Inc.	15,143	4,557
*Millipore Corp.	9,650	1,024,348
*Misonix, Inc.	5,191	11,628
#*Molecular Insight Pharmaceuticals, Inc.	21,692	47,939
*Molina Healthcare, Inc.	33,684	982,562
*Momenta Pharmaceuticals, Inc.	31,500	437,220
*MWI Veterinary Supply, Inc.	15,234	639,066
#*Mylan, Inc.	125,100	2,755,953
*Myriad Genetics, Inc.	39,600	950,796
*Myriad Pharmaceuticals, Inc.	9,900	48,609
*Nabi Biopharmaceuticals	65,032	365,480
*Nanosphere, Inc.	32,702	206,023
*National Dentex Corp.	3,312	56,238
National Healthcare Corp.	14,193	501,864
National Research Corp.	4,136	107,081
*Natus Medical, Inc.	33,300	567,432
*Nektar Therapeutics	74,805	1,044,278
*Neogen Corp.	22,215	584,032
*Neurocrine Biosciences, Inc.	42,212	135,501
*NeurogesX, Inc.	8,021	80,210
*Neurometrix, Inc.	13,945	24,822
*Nighthawk Radiology Holdings, Inc.	32,171	119,033
*NMT Medical, Inc.	8,604	35,190
*NovaMed, Inc.	24,127	79,137
#*Novavax, Inc.	48,240	136,519
*NPS Pharmaceuticals, Inc.	42,900	299,013
#*NuVasive, Inc.	15,033	625,373
*NxStage Medical, Inc.	56,308	716,238
*Obagi Medical Products, Inc.	26,212	353,338
*Odyssey Healthcare, Inc.	40,739	848,593
Omnicare, Inc.	120,667	3,353,336
*Omnicell, Inc.	40,265	537,538
*OncoGenex Pharmaceutical, Inc.	1,700	37,400
*Oncothyreon, Inc.	8,655	34,966
*Onyx Pharmaceuticals, Inc.	61,816	1,784,628
#*Optimer Pharmaceuticals, Inc.	14,798	182,163
*OraSure Technologies, Inc.	59,567	377,655
*Orchid Cellmark, Inc.	19,239	38,863
*Ore Pharmaceutical Holdings, Inc.	2,088	793

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Orexigen Therapeutics, Inc.	23,059	$156,340
*Orthologic Corp.	2,652	2,453
*Orthovita, Inc.	66,160	264,640
#*OSI Pharmaceuticals, Inc.	17,000	997,390
*Osiris Therapeutics, Inc.	24,008	179,340
*Osteotech, Inc.	18,047	76,700
*OTIX Global, Inc.	3,737	18,722
Owens & Minor, Inc.	64,363	2,024,216
#*OXiGENE, Inc.	14,996	16,046
*Pain Therapeutics, Inc.	54,000	324,000
*Palomar Medical Technologies, Inc.	23,863	299,719
*Par Pharmaceutical Cos., Inc.	41,779	1,133,882
*Parexel International Corp.	66,000	1,556,280
#Patterson Cos., Inc.	21,233	679,244
*PDI, Inc.	16,602	150,580
#PDL BioPharma, Inc.	96,379	560,926
*Penwest Pharmaceuticals Co.	16,889	59,280
PerkinElmer, Inc.	145,633	3,648,107
#Perrigo Co.	59,666	3,641,416
*Pfizer, Inc.	2,232,446	37,326,497
Pharmaceutical Products Development Service, Inc.	28,267	777,342
*Pharmasset, Inc.	3,400	110,160
#*PharmAthene, Inc.	6,200	8,804
*PharMerica Corp.	38,393	740,985
*Phase Forward, Inc.	45,666	767,645
*PHC, Inc.	13,963	17,873
#*Poniard Pharmaceuticals, Inc.	15,150	19,392
*Pozen, Inc.	14,400	155,952
*Progenics Pharmaceuticals, Inc.	30,415	195,873
*Prospect Medical Holdings, Inc.	5,520	37,205
*Providence Service Corp.	15,705	260,860
*PSS World Medical, Inc.	60,216	1,410,861
Psychemedics Corp.	1,810	14,390
*Psychiatric Solutions, Inc.	67,040	2,156,677
#Quality Systems, Inc.	11,450	732,914
Quest Diagnostics, Inc.	62,844	3,592,163
*Questcor Pharmaceuticals, Inc.	47,500	462,650
#*Quidel Corp.	25,890	381,619
*Quigley Corp.	19,981	37,964
*RadNet, Inc.	26,380	97,078
*Raptor Pharmaceutical Corp.	362	887
*Regeneration Technologies, Inc.	60,280	230,872
*Regeneron Pharmaceuticals, Inc.	30,922	789,439
*RegeneRx Biopharmaceuticals, Inc.	5,972	3,329
*RehabCare Group, Inc.	30,073	857,682
*Repligen Corp.	39,712	139,389
*Repros Therapeutics, Inc.	8,625	7,331
*Res-Care, Inc.	36,304	422,579
#*ResMed, Inc.	17,963	1,229,208
*Retractable Technologies, Inc.	7,725	11,356
*Rigel Pharmaceuticals, Inc.	52,365	406,876
*Rochester Medical Corp.	13,631	163,436
*Rockwell Medical Technologies, Inc.	12,273	71,306
*Salix Pharmaceuticals, Ltd.	55,340	2,224,668
#*Sangamo BioSciences, Inc.	28,218	173,823
*Santarus, Inc.	28,049	92,001
*Savient Pharmaceuticals, Inc.	32,104	465,508
*SciClone Pharmaceuticals, Inc.	50,382	210,597
*SCOLR Pharma, Inc.	4,500	5,445
*Seattle Genetics, Inc.	48,440	610,344
*SenoRx, Inc.	15,592	153,425

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Sequenom, Inc.	37,140	$230,268
*SeraCare Life Sciences, Inc.	519	2,543
*Sirona Dental Systems, Inc.	59,452	2,478,554
*Skilled Healthcare Group, Inc.	14,300	95,667
*Solta Medical, Inc.	3,300	7,821
*Somanetics Corp.	15,147	306,424
#*Somaxon Pharmaceuticals, Inc.	10,200	73,338
*SonoSite, Inc.	21,808	731,004
Span-American Medical System, Inc.	3,812	63,699
*Spectranetics Corp.	40,422	275,678
*Spectrum Pharmaceuticals, Inc.	36,900	190,404
*SRI/Surgical Express, Inc.	3,584	18,063
*St. Jude Medical, Inc.	28,270	1,153,981
#*Staar Surgical Co.	29,360	149,442
#*StemCells, Inc.	24,200	27,830
*Stereotaxis, Inc.	44,332	210,577
#Steris Corp.	56,842	1,891,702
*Strategic Diagnostics, Inc.	16,883	31,402
Stryker Corp.	36,913	2,120,283
*Sucampo Pharmaceuticals, Inc.	9,764	40,130
*Sun Healthcare Group, Inc.	55,175	493,264
*SunLink Health Systems, Inc.	1,200	3,180
*Sunrise Senior Living, Inc.	56,657	315,013
*SuperGen, Inc.	73,116	215,692
#*SurModics, Inc.	19,659	365,657
*Symmetry Medical, Inc.	42,965	496,675
*Synovis Life Technologies, Inc.	13,560	200,688
*Synta Pharmaceuticals Corp.	13,373	54,294
*Targacept, Inc.	35,566	846,471
Techne Corp.	13,900	920,875
Teleflex, Inc.	50,783	3,114,014
*Telik, Inc.	1,600	1,904
*Tenet Healthcare Corp.	151,100	944,375
*Theragenics Corp.	22,613	34,824
*Theravance, Inc.	38,301	642,308
*Thermo Fisher Scientific, Inc.	172,977	9,562,169
#*Thoratec Corp.	40,530	1,807,233
*TomoTherapy, Inc.	28,039	109,072
*TranS1, Inc.	18,183	58,731
*Transcend Services, Inc.	3,350	49,814
*Transcept Pharmaceuticals, Inc.	2,023	20,796
*Trimeris, Inc.	17,500	42,350
#*Triple-S Management Corp.	23,322	424,460
*Trubion Pharmaceuticals, Inc.	4,801	18,436
*U.S. Physical Therapy, Inc.	14,081	246,981
#*United Therapeutics Corp.	24,170	1,375,031
*UnitedHealth Group, Inc.	491,713	14,903,821
*Universal American Corp.	85,211	1,307,989
Universal Health Services, Inc.	126,032	4,678,308
*Urologix, Inc.	4,079	5,384
*Uroplasty, Inc.	2,767	10,570
Utah Medical Products, Inc.	3,593	100,281
*Valeant Pharmaceuticals International	70,700	3,181,500
*Vanda Pharmaceuticals, Inc.	10,400	87,048
#*Varian Medical Systems, Inc.	8,091	456,171
#*Varian, Inc.	34,734	1,798,874
*Vascular Solutions, Inc.	18,385	182,012
#*VCA Antech, Inc.	14,100	401,286
#*Vertex Pharmaceuticals, Inc.	16,768	650,095
*Vical, Inc.	59,369	214,916
*Viropharma, Inc.	90,836	1,155,434

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Virtual Radiologic Corp.	18,283	$228,538
*Vital Images, Inc.	18,848	297,421
#*Vivus, Inc.	71,422	727,790
#*Volcano Corp.	48,573	1,166,723
#*Waters Corp.	12,868	926,367
*Watson Pharmaceuticals, Inc.	95,501	4,089,353
*WellCare Health Plans, Inc.	45,800	1,311,254
*WellPoint, Inc.	211,328	11,369,446
#West Pharmaceutical Services, Inc.	40,490	1,694,506
#*Wright Medical Group, Inc.	42,709	802,075
*XenoPort, Inc.	9,490	98,696
Young Innovations, Inc.	9,097	228,971
*Zimmer Holdings, Inc.	47,616	2,900,291
*Zoll Medical Corp.	26,308	803,709
*Zymogenetics, Inc.	65,339	388,114

Total Health Care		467,443,061

Industrials — (12.0%)
*3D Systems Corp.	26,671	415,001
3M Co.	58,200	5,160,594
A.O. Smith Corp.	28,170	1,454,417
*A.T. Cross Co.	4,783	22,528
#AAON, Inc.	21,415	516,958
*AAR Corp.	46,866	1,142,593
ABM Industries, Inc.	60,785	1,306,270
*Acacia Technologies Group	26,278	391,017
*ACCo.Brands Corp.	52,600	480,238
Aceto Corp.	30,290	202,034
*Active Power, Inc.	8,300	6,806
Actuant Corp.	78,026	1,789,136
Acuity Brands, Inc.	43,127	1,949,772
Administaff, Inc.	25,900	573,426
*Advisory Board Co. (The)	13,807	454,664
*Aecom Technology Corp.	51,213	1,539,975
*AeroCentury Corp.	584	13,560
*Aerosonic Corp.	1,200	4,728
*Aerovironment, Inc.	16,786	439,457
#*AGCo.Corp.	96,228	3,369,905
*Air Transport Services Group, Inc.	71,512	393,316
Aircastle, Ltd.	90,875	1,091,409
#*AirTran Holdings, Inc.	137,666	726,876
Alamo Group, Inc.	13,532	318,814
*Alaska Air Group, Inc.	46,100	1,909,001
Albany International Corp.	32,874	837,301
Alexander & Baldwin, Inc.	57,632	2,050,547
#*Allegiant Travel Co.	17,585	904,397
#*Alliant Techsystems, Inc.	11,651	942,682
*Allied Defense Group, Inc.	8,042	42,944
*Allied Motion Technologies, Inc.	500	2,015
*Altra Holdings, Inc.	33,146	502,493
*Amerco, Inc.	21,962	1,371,527
#*American Commercial Lines, Inc.	14,300	291,720
American Railcar Industries, Inc.	16,729	273,519
*American Reprographics Co.	52,075	520,229
American Science & Engineering, Inc.	8,870	666,580
#*American Superconductor Corp.	19,800	577,764
American Woodmark Corp.	16,764	387,416
Ameron International Corp.	10,838	752,049
Ametek, Inc.	30,264	1,308,918
Ampco-Pittsburgh Corp.	11,728	301,527
#*AMR Corp.	198,720	1,466,554

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*AMREP Corp.	7,977	$115,666
*APAC Customer Services, Inc.	18,341	105,461
#Apogee Enterprises, Inc.	33,904	465,841
*Applied Energetics, Inc.	19,781	28,880
Applied Industrial Technologies, Inc.	50,202	1,545,218
Applied Signal Technologies, Inc.	15,927	297,676
*Argan, Inc.	15,276	173,535
*Argon ST, Inc.	26,052	677,352
Arkansas Best Corp.	30,169	918,948
#*Armstrong World Industries, Inc.	74,050	3,224,877
#*Arotech Corp.	5,156	8,920
*Astec Industries, Inc.	26,389	874,004
*Astronics Corp.	4,757	68,786
*Astronics Corp. Class B	739	10,568
*ATC Technology Corp.	24,587	502,558
*Atlas Air Worldwide Holdings, Inc.	27,468	1,518,156
*Avalon Holding Corp. Class A	1,202	3,834
Avery Dennison Corp.	55,195	2,154,261
#*Avis Budget Group, Inc.	116,337	1,759,015
#AZZ, Inc.	14,034	570,061
#Badger Meter, Inc.	14,700	607,992
*Baker (Michael) Corp.	10,447	369,197
#Baldor Electric Co.	58,169	2,234,271
*Baldwin Technology Co., Inc. Class A	11,700	17,316
Barnes Group, Inc.	65,756	1,367,725
Barrett Business Services, Inc.	13,746	211,688
*BE Aerospace, Inc.	121,557	3,611,458
*Beacon Roofing Supply, Inc.	53,644	1,190,897
Belden, Inc.	57,850	1,588,561
*Blount International, Inc.	39,777	446,298
*BlueLinx Holdings, Inc.	34,108	170,881
#Boeing Co. (The)	66,931	4,847,812
Bowne & Co., Inc.	43,418	485,413
Brady Co. Class A	67,166	2,307,824
*Breeze-Eastern Corp.	4,962	34,139
#Briggs & Stratton Corp.	61,660	1,463,808
Brink’s Co. (The)	61,800	1,645,734
*Broadwind Energy, Inc.	20,725	82,071
*BTU International, Inc.	7,821	46,770
#Bucyrus International, Inc.	73,506	4,631,613
#*Builders FirstSource, Inc.	39,508	150,525
*C&D Technologies, Inc.	17,892	25,943
C.H. Robinson Worldwide, Inc.	16,987	1,024,316
*CAI International, Inc.	21,526	292,969
#*Capstone Turbine Corp.	12,576	15,343
Carlisle Cos., Inc.	76,900	2,901,437
Cascade Corp.	14,672	511,466
*Casella Waste Systems, Inc.	27,869	143,804
#Caterpillar, Inc.	62,300	4,242,007
#*CBIZ, Inc.	93,126	652,813
CDI Corp.	23,086	402,389
*CECO Environmental Corp.	13,096	69,671
*Celadon Group, Inc.	25,015	373,474
*Cenveo, Inc.	50,085	429,228
*Ceradyne, Inc.	30,382	674,480
*Champion Industries, Inc.	6,873	12,234
*Chart Industries, Inc.	32,736	752,601
Chase Corp.	10,501	137,878
Chicago Rivet & Machine Co.	257	4,169
*Cintas Corp.	95,000	2,588,750
CIRCOR International, Inc.	19,948	687,408

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#CLAROC, Inc.	43,531	$1,646,342
#*Clean Harbors, Inc.	14,952	948,405
#*Coleman Cable, Inc.	3,192	18,290
*Colfax Corp.	46,082	601,370
*Columbus McKinnon Corp.	22,000	396,660
Comfort Systems USA, Inc.	44,866	631,713
*Command Security Corp.	10,654	27,168
*Commercial Vehicle Group, Inc.	19,300	181,034
*Competitive Technologies, Inc.	2,400	6,720
CompX International, Inc.	3,317	36,653
*Consolidated Graphics, Inc.	13,200	553,212
#*Continental Airlines, Inc.	159,500	3,564,825
Con-way, Inc.	56,459	2,192,868
Cooper Industries P.L.C.	88,103	4,325,857
*Copart, Inc.	24,759	883,649
*Cornell Cos., Inc.	19,888	546,920
Corporate Executive Board Co.	19,137	525,502
*Corrections Corp. of America	135,833	2,814,460
#*CoStar Group, Inc.	24,730	1,086,883
Courier Corp.	21,176	364,015
#*Covanta Holding Corp.	133,322	2,330,469
*Covenant Transportation Group, Inc.	2,180	16,132
*CPI Aerostructures, Inc.	5,950	53,252
*CRA International, Inc.	14,257	331,190
#Crane Co.	56,704	2,037,942
CSX Corp.	166,000	9,304,300
Cubic Corp.	31,974	1,192,950
Cummins, Inc.	66,409	4,796,722
Curtiss-Wright Corp.	55,314	1,973,050
#Danaher Corp.	44,400	3,742,032
Deere & Co.	46,100	2,757,702
*Delta Air Lines, Inc.	205,200	2,478,816
Deluxe Corp.	25,449	533,666
Diamond Management & Technology Consultants, Inc.	35,069	284,760
#*Document Security Systems, Inc.	3,628	12,807
*Dollar Thrifty Automotive Group, Inc.	33,400	1,469,266
#Donaldson Co. Inc.	22,171	1,026,517
Dover Corp.	103,973	5,429,470
Ducommun, Inc.	13,356	305,719
Dun & Bradstreet Corp. (The)	10,716	824,811
*DXP Enterprises, Inc.	13,618	225,923
*Dycom Industries, Inc.	43,876	465,963
*Dynamex, Inc.	12,169	215,270
Dynamic Materials Corp.	15,418	276,907
*DynCorp. International, Inc. Class A	67,175	1,155,410
#*Eagle Bulk Shipping, Inc.	55,644	322,179
Eastern Co.	4,487	72,914
Eaton Corp.	68,904	5,316,633
Ecology & Environment, Inc. Class A	2,575	34,042
*EMCOR Group, Inc.	80,105	2,287,799
Emerson Electric Co.	70,400	3,676,992
#Empire Resources, Inc.	6,900	13,524
#Encore Wire Corp.	26,925	598,004
#*Ener1, Inc.	73,911	307,470
#*Energy Conversion Devices, Inc.	30,700	218,584
*Energy Focus, Inc.	3,514	4,252
#*Energy Recovery, Inc.	35,650	214,970
EnergySolutions, Inc.	104,156	755,131
#*EnerNOC, Inc.	17,000	494,360
*EnerSys, Inc.	56,970	1,474,384
Ennis, Inc.	30,472	563,427

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*EnPro Industries, Inc.	24,166	$763,162
*Environmental Tectonics Corp.	1,572	4,244
Equifax, Inc.	78,543	2,639,045
ESCO Technologies, Inc.	27,158	837,824
Espey Manufacturing & Electronics Corp.	4,614	89,050
*Esterline Technologies Corp.	40,445	2,256,022
#*Evergreen Solar, Inc.	90,171	100,992
#Expeditors International of Washington, Inc.	34,200	1,393,308
*Exponent, Inc.	16,642	496,098
*ExpressJet Holdings, Inc.	13,390	53,560
#Fastenal Co.	20,779	1,136,404
Federal Signal Corp.	55,080	443,945
FedEx Corp.	133,279	11,996,443
#*First Solar, Inc.	7,100	1,019,205
*Flanders Corp.	33,425	128,686
*Flow International Corp.	56,615	178,903
#Flowserve Corp.	24,222	2,775,357
Fluor Corp.	18,500	977,540
*Fortune Industries, Inc.	4,100	2,460
#Forward Air Corp.	28,662	803,109
*Franklin Covey Co.	24,855	195,857
Franklin Electric Co., Inc.	27,794	972,512
Freightcar America, Inc.	14,638	418,940
*Frozen Food Express Industries, Inc.	2,600	11,700
#*FTI Consulting, Inc.	49,100	2,019,483
*Fuel Tech, Inc.	20,227	151,905
#*FuelCell Energy, Inc.	39,918	109,774
*Furmanite Corp.	45,508	232,091
G & K Services, Inc. Class A	17,429	479,123
Gardner Denver Machinery, Inc.	65,591	3,298,571
GATX Corp.	67,845	2,214,461
#*GenCo Shipping & Trading, Ltd.	34,900	808,284
*Gencor Industries, Inc.	2,539	19,855
*GenCorp, Inc.	43,001	267,466
*General Cable Corp.	62,290	1,779,625
General Dynamics Corp.	46,400	3,543,104
General Electric Co.	4,131,492	77,919,939
*Genesee & Wyoming, Inc.	44,791	1,751,328
*GEO Group, Inc. (The)	60,820	1,288,168
*GeoEye, Inc.	24,968	711,588
*Gibraltar Industries, Inc.	35,874	538,827
Goodrich Corp.	59,500	4,413,710
#Gorman-Rupp Co. (The)	20,897	582,817
*GP Strategies Corp.	14,904	120,275
Graco, Inc.	9,987	346,349
*Graftech International, Ltd.	66,000	1,112,760
Graham Corp.	12,150	216,878
Granite Construction, Inc.	35,830	1,204,246
Great Lakes Dredge & Dock Corp.	69,540	376,907
*Greenbrier Cos., Inc.	19,930	324,460
*Griffon Corp.	73,703	1,039,212
*H&E Equipment Services, Inc.	41,445	489,465
Hardinge, Inc.	8,952	89,520
HarsCo Corp.	97,951	3,032,563
*Hawaiian Holdings, Inc.	81,169	576,300
Healthcare Services Group, Inc.	32,690	702,508
#Heartland Express, Inc.	66,296	1,096,536
HEICo Corp.	15,691	675,822
HEICo Corp. Class A	41,039	1,376,440
Heidrick & Struggles International, Inc.	20,447	540,005
*Heritage-Crystal Clean, Inc.	4,400	45,188

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Herley Industries, Inc.	9,004	$131,909
Herman Miller, Inc.	20,688	438,999
*Hertz Global Holdings, Inc.	117,018	1,692,080
#*Hexcel Corp.	117,668	1,906,222
*Hill International, Inc.	44,764	287,385
HNI Corp.	54,751	1,699,471
*Hoku Corp.	21,888	64,570
Honeywell International, Inc.	82,515	3,916,987
Horizon Lines, Inc.	34,885	190,821
Houston Wire & Cable Co.	21,161	278,267
*Hub Group, Inc. Class A	45,112	1,444,035
Hubbell, Inc. Class A	4,000	179,600
#Hubbell, Inc. Class B	53,654	2,493,301
*Hudson Highland Group, Inc.	24,033	134,825
*HurCo Cos., Inc.	7,100	138,166
*Huron Consulting Group, Inc.	16,798	393,409
*ICF International, Inc.	18,208	421,697
#IDEX Corp.	98,109	3,296,462
*IHS, Inc.	24,515	1,242,175
*II-VI, Inc.	35,540	1,274,464
Illinois Tool Works, Inc.	77,000	3,934,700
#Ingersoll-Rand P.L.C.	123,045	4,550,204
*Innerworkings, Inc.	55,071	329,325
*Innotrac Corp.	4,173	6,760
*Innovative Solutions & Support, Inc.	16,654	96,926
*Insituform Technologies, Inc.	47,079	1,128,484
Insteel Industries, Inc.	20,225	247,958
*Integrated Electrical Services, Inc.	14,770	92,017
*Intelligent Systems Corp.	629	758
Interface, Inc. Class A	67,046	876,962
*Interline Brands, Inc.	37,689	784,308
International Shipholding Corp.	8,363	253,733
*Intersections, Inc.	16,118	85,909
#Iron Mountain, Inc.	125,321	3,151,823
ITT Industries, Inc.	71,290	3,961,585
J.B. Hunt Transport Services, Inc.	32,900	1,212,694
*Jacobs Engineering Group, Inc.	77,446	3,734,446
#*JetBlue Airways Corp.	360,659	2,016,084
John Bean Technologies Corp.	19,360	355,643
Joy Global, Inc.	20,498	1,164,491
*Kadant, Inc.	600	12,006
Kaman Corp. Class A	31,416	861,113
*Kansas City Southern	99,896	4,050,783
#Kaydon Corp.	39,417	1,640,930
KBR, Inc.	81,146	1,791,704
*Kelly Services, Inc. Class A	64,846	1,042,724
*Kelly Services, Inc. Class B	1,275	21,675
Kennametal, Inc.	99,500	3,269,570
*Key Technology, Inc.	5,606	77,755
*Kforce, Inc.	47,134	654,691
Kimball International, Inc. Class B	30,333	243,877
#*Kirby Corp.	65,555	2,758,554
Knight Transportation, Inc.	83,500	1,777,715
Knoll, Inc.	30,471	425,985
*Korn/Ferry International	56,733	919,642
*Kratos Defense & Security Solutions, Inc.	16,759	238,816
L.S. Starrett Co. Class A	4,603	53,165
L-3 Communications Holdings, Inc.	49,195	4,603,176
*LaBarge, Inc.	30,927	382,258
*Ladish Co., Inc.	18,479	507,988
Landstar System, Inc.	7,800	344,916

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Lawson Products, Inc.	7,056	$114,660
*Layne Christensen Co.	21,420	586,480
*LB Foster Co.	11,826	350,050
*LECG Corp.	22,925	77,028
#Lennox International, Inc.	27,100	1,226,546
*LGL Group, Inc.	1,499	11,767
Lincoln Electric Holdings, Inc.	50,924	3,052,385
#Lindsay Corp.	15,600	593,268
*LMI Aerospace, Inc.	13,347	230,369
Lockheed Martin Corp.	30,726	2,608,330
LSI Industries, Inc.	42,695	300,146
*Lydall, Inc.	16,280	131,217
*M&F Worldwide Corp.	19,095	585,453
*Magnetek, Inc.	21,688	42,725
*Manitex International, Inc.	2,123	5,711
#Manitowoc Co., Inc. (The)	157,904	2,212,235
*Manpower, Inc.	46,284	2,596,532
*Marten Transport, Ltd.	27,329	597,139
Masco Corp.	234,500	3,805,935
#*MasTec, Inc.	91,693	1,147,079
*McDermott International, Inc.	40,175	1,101,197
McGrath RentCorp.	30,567	794,436
#*Media Sciences International, Inc.	1,103	529
*Metalico, Inc.	54,400	359,040
Met-Pro Corp.	29,174	296,700
*MFRI, Inc.	6,501	44,142
#*Microvision, Inc.	22,533	70,528
*Middleby Corp.	18,169	1,110,489
Miller Industries, Inc.	11,167	159,688
#Mine Safety Appliances Co.	44,289	1,301,654
*Mobile Mini, Inc.	43,096	716,256
#*Monster Worldwide, Inc.	144,286	2,514,905
*Moog, Inc.	51,435	1,911,839
*Moog, Inc. Class B	2,600	97,266
MSC Industrial Direct Co., Inc. Class A	17,300	942,677
Mueller Industries, Inc.	45,169	1,339,261
Mueller Water Products, Inc.	144,662	810,107
Multi-Color Corp.	13,344	166,933
*MYR Group, Inc.	21,572	386,786
NACCo.Industries, Inc. Class A	7,876	684,739
National Technical Systems, Inc.	11,231	59,075
*Navigant Consulting, Inc.	56,784	731,378
*Navistar International Corp.	15,730	760,388
*NCI Building Systems, Inc.	3,239	44,633
*NN, Inc.	15,505	111,636
Nordson Corp.	29,953	2,151,224
Norfolk Southern Corp.	166,058	9,852,221
*North American Galvanizing & Coating, Inc.	26,226	196,695
Northrop Grumman Corp.	134,779	9,142,060
#*Northwest Pipe Co.	11,079	267,225
#*Ocean Power Technologies, Inc.	7,723	52,825
*Old Dominion Freight Line, Inc.	42,594	1,528,273
Omega Flex, Inc.	8,600	105,264
*On Assignment, Inc.	42,943	301,889
*Orbital Sciences Corp.	68,194	1,253,406
*Orion Energy Systems, Inc.	7,161	38,168
*Orion Marine Group, Inc.	19,634	372,261
*Oshkosh Corp.	63,464	2,450,980
Otter Tail Corp.	28,854	641,136
*Owens Corning	177,364	6,168,720
*P.A.M. Transportation Services, Inc.	8,586	136,002

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Paccar, Inc.	41,424	$1,927,044
*Pacer International, Inc.	43,600	289,504
Pall Corp.	20,800	810,992
*Paragon Technologies, Inc.	900	2,250
Parker Hannifin Corp.	64,007	4,428,004
*Park-Ohio Holdings Corp.	23,150	297,940
*Patrick Industries, Inc.	3,787	12,346
*Patriot Transportation Holding, Inc.	2,676	224,623
*Pemco Aviation Group Inc.	1,411	2,497
Pentair, Inc.	97,003	3,507,628
*PGT, Inc.	10,888	33,753
*Pike Electric Corp.	43,082	463,132
*Pinnacle Airlines Corp.	26,510	193,788
#Pitney Bowes, Inc.	40,358	1,025,093
*Plug Power, Inc.	63,903	42,099
*PMFG, Inc.	15,743	226,384
*Polypore International, Inc.	47,568	842,429
Portec Rail Products, Inc.	9,607	113,555
*Powell Industries, Inc.	12,700	426,466
#*Power-One, Inc.	110,075	865,190
*PowerSecure International, Inc.	39,354	443,126
Precision Castparts Corp.	15,838	2,032,649
Preformed Line Products Co.	5,198	155,940
*PRGX Global, Inc.	16,713	112,980
*Protection One, Inc.	21,249	328,722
Providence & Worcester Railroad Co.	2,207	29,022
*Quality Distribution, Inc.	42,738	299,166
Quanex Building Products Corp.	44,808	851,352
*Quanta Services, Inc.	133,922	2,695,850
R. R. Donnelley & Sons Co.	157,200	3,378,228
#Raven Industries, Inc.	18,727	568,552
#Raytheon Co.	116,144	6,771,195
*RBC Bearings, Inc.	27,184	857,927
*RCM Technologies, Inc.	13,140	54,005
#Regal-Beloit Corp.	45,961	2,907,952
*Republic Airways Holdings, Inc.	24,185	151,398
Republic Services, Inc.	162,158	5,031,763
*Resources Connection, Inc.	91,994	1,613,575
Robbins & Myers, Inc.	38,324	992,975
#Robert Half International, Inc.	15,800	432,604
#Rockwell Automation, Inc.	56,164	3,410,278
Rockwell Collins, Inc.	21,900	1,423,500
Rollins, Inc.	26,517	576,745
Roper Industries, Inc.	58,373	3,561,920
*RSC Holdings, Inc.	120,683	1,106,663
*Rush Enterprises, Inc. Class A	26,858	435,637
*Rush Enterprises, Inc. Class B	8,637	118,845
Ryder System, Inc.	77,455	3,603,207
*Saia, Inc.	700	11,599
*Sauer-Danfoss, Inc.	50,498	820,592
Schawk, Inc.	30,926	586,048
#*School Specialty, Inc.	22,624	530,759
Seaboard Corp.	766	1,118,368
Servotronics, Inc.	1,473	12,653
*SFN Group, Inc.	33,885	289,717
*Shaw Group, Inc.	98,687	3,777,738
SIFCo.Industries, Inc.	5,235	72,557
Simpson Manufacturing Co., Inc.	58,401	1,985,050
SkyWest, Inc.	114,028	1,708,139
*SL Industries, Inc.	11,694	123,372
SmartPros, Ltd.	1,451	4,338

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Southwest Airlines Co.	672,807	$8,867,596
*Sparton Corp.	8,966	52,361
*Spherix, Inc.	5,500	7,425
*Spire Corp.	8,319	29,366
#*Spirit Aerosystems Holdings, Inc.	83,418	1,850,211
SPX Corp.	60,421	4,222,219
*Standard Parking Corp.	15,754	266,085
#Standard Register Co.	27,436	141,295
Standex International Corp.	15,050	359,244
*Stanley, Inc.	26,112	825,923
Steelcase, Inc. Class A	91,596	752,003
#*Stericycle, Inc.	14,710	866,419
*Sterling Construction Co., Inc.	18,560	324,800
Sun Hydraulics, Inc.	20,351	570,032
#*SunPower Corp. Class A	36,400	602,420
*SunPower Corp. Class B	24,600	369,984
Superior Uniform Group, Inc.	12,533	128,965
*Supreme Industries, Inc.	6,014	17,441
*SYKES Enterprises, Inc.	56,297	1,279,631
*Sypris Solutions, Inc.	17,520	78,665
TAL International Group, Inc.	36,180	940,318
*Taser International, Inc.	75,524	357,229
*Team, Inc.	23,710	412,554
*Tech/Ops Sevcon, Inc.	1,585	8,052
Technology Research Corp.	3,325	17,656
*Tecumseh Products Co. Class A	11,200	143,136
*Tecumseh Products Co. Class B	3,298	43,270
*Teledyne Technologies, Inc.	43,160	1,881,776
Tennant Co.	22,088	761,815
#*Terex Corp.	121,653	3,226,238
*Tetra Tech, Inc.	41,477	1,009,965
#Textainer Group Holdings, Ltd.	58,528	1,343,803
#Textron, Inc.	142,344	3,251,137
*Thomas & Betts Corp.	75,300	3,158,082
*Thomas Group, Inc.	3,648	2,700
Timken Co.	123,504	4,344,871
#Titan International, Inc.	45,825	568,688
*Titan Machinery, Inc.	20,300	291,914
Todd Shipyards Corp.	5,739	91,135
Toro Co.	25,520	1,453,109
Towers Watson & Co.	13,856	665,088
*Trailer Bridge, Inc.	8,912	45,897
TransDigm Group, Inc.	46,555	2,573,095
*TRC Cos., Inc.	17,462	54,132
Tredegar Industries, Inc.	33,747	575,724
#*Trex Co., Inc.	20,523	502,608
*Trimas Corp.	40,695	413,868
#Trinity Industries, Inc.	96,583	2,403,951
Triumph Group, Inc.	19,703	1,528,165
*TrueBlue, Inc.	61,079	964,437
*TufCo Technologies, Inc.	2,398	10,455
#*Tutor Perini Corp.	44,906	1,089,869
Twin Disc, Inc.	22,040	311,205
Tyco International, Ltd.	25,300	981,387
*U.S. Home Systems, Inc.	4,473	15,611
*UAL Corp.	77,256	1,667,184
*Ultralife Corp.	19,679	82,455
Union Pacific Corp.	214,975	16,265,008
*United Capital Corp.	7,411	184,015
United Parcel Service, Inc.	62,230	4,302,582
*United Rentals, Inc.	71,879	1,032,182

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*United Stationers, Inc.	29,416	$1,800,848
United Technologies Corp.	95,574	7,163,271
Universal Forest Products, Inc.	23,050	969,252
*Universal Security Instruments, Inc.	1,124	7,969
*Universal Truckload Services, Inc.	18,632	340,220
*UQM Technologies, Inc.	11,014	48,131
*URS Corp.	62,404	3,204,445
#*US Airways Group, Inc.	118,859	840,333
US Ecology, Inc.	17,870	278,772
*USA Truck, Inc.	14,166	260,938
#*USG Corp.	121,001	2,855,624
UTi Worldwide, Inc.	86,843	1,376,462
Valmont Industries, Inc.	16,101	1,341,052
*Valpey Fisher Corp.	1,658	3,730
*Versar, Inc.	15,761	51,854
Viad Corp.	25,279	591,529
*Vicor Corp.	34,752	525,450
Virco Manufacturing Corp.	9,714	34,970
*Volt Information Sciences, Inc.	23,850	299,079
VSE Corp.	6,267	251,871
#W.W. Grainger, Inc.	12,900	1,425,966
*Wabash National Corp.	40,637	394,992
Wabtec Corp.	40,430	1,923,659
*Waste Connections, Inc.	90,043	3,222,639
#Waste Management, Inc.	74,088	2,569,372
*Waste Services, Inc.	12,100	136,004
Watsco, Inc. Class A	29,021	1,718,624
Watsco, Inc. Class B	2,096	125,760
Watts Water Technologies, Inc.	39,180	1,390,106
*WCA Waste Corp.	14,593	72,381
#Werner Enterprises, Inc.	91,367	2,048,448
#*WESCO International, Inc.	52,819	2,145,508
*Willdan Group, Inc.	4,647	10,828
*Willis Lease Finance Corp.	6,970	97,859
Woodward Governor Co.	69,225	2,218,661
*Xenonics Holdings, Inc.	1,564	719
#*YRC Worldwide, Inc.	36,800	20,487

Total Industrials		663,304,914

Information Technology — (12.0%)
#*3PAR, Inc.	23,400	218,322
Accenture, Ltd.	36,553	1,595,173
*ACI Worldwide, Inc.	32,856	617,364
*Acme Packet, Inc.	53,999	1,411,534
*Acorn Energy, Inc.	13,773	77,680
*Actel Corp.	30,545	474,058
*ActivIdentity Corp.	45,606	133,626
Activision Blizzard, Inc.	534,348	5,920,576
*Actuate Corp.	60,260	341,072
*Acxiom Corp.	97,233	1,855,206
*Adaptec, Inc.	155,522	480,563
#*ADC Telecommunications, Inc.	115,900	928,359
*ADDvantage Technologies Group, Inc.	6,246	17,864
*Adept Technology, Inc.	4,264	25,200
*Adobe Systems, Inc.	50,839	1,707,682
#Adtran, Inc.	56,267	1,506,268
*Advanced Analogic Technologies, Inc.	54,400	206,720
*Advanced Energy Industries, Inc.	51,535	758,595
*Advanced Micro Devices, Inc.	526,536	4,770,416
*Advanced Photonix, Inc.	1,915	1,092
*Advent Software, Inc.	21,277	961,295

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Aehr Test Systems	5,860	$17,228
*Aetrium, Inc.	6,465	22,175
*Agilent Technologies, Inc.	62,455	2,264,618
Agilysys, Inc.	3,500	37,975
*Airspan Networks, Inc.	966	376
#*Akamai Technologies, Inc.	80,977	3,144,337
#*Alliance Data Systems Corp.	10,350	776,871
#Altera Corp.	36,704	930,813
*Amdocs, Ltd.	110,171	3,518,862
American Software, Inc. Class A	45,028	287,729
#*Amkor Technology, Inc.	72,688	548,068
Amphenol Corp.	24,500	1,132,145
*Amtech Systems, Inc.	7,496	71,737
*Anadigics, Inc.	72,100	362,663
Analog Devices, Inc.	29,500	882,935
*Analysts International Corp.	100	296
*Anaren, Inc.	16,453	243,833
#*Anixter International, Inc.	41,780	2,189,272
#*Ansys, Inc.	29,492	1,327,140
*AOL, Inc.	56,680	1,324,045
*Apple, Inc.	72,936	19,045,048
Applied Materials, Inc.	166,060	2,288,307
*Applied Micro Circuits Corp.	85,598	965,545
*ArcSight, Inc.	11,000	250,030
*Ariba, Inc.	108,962	1,554,888
*Arris Group, Inc.	148,630	1,826,663
*Arrow Electronics, Inc.	134,963	4,116,371
*Art Technology Group, Inc.	123,302	527,733
*Aruba Networks, Inc.	40,558	509,408
*Aspen Technology, Inc.	40,510	476,803
Astro-Med, Inc.	4,801	36,488
#*Atheros Communications, Inc.	64,190	2,493,140
*Atmel Corp.	445,219	2,421,991
#*ATMI, Inc.	36,800	667,184
*AuthenTec, Inc.	22,000	56,540
*Authentidate Holding Corp.	2,476	1,859
*Autobytel, Inc.	18,788	17,471
*Autodesk, Inc.	41,500	1,411,415
Automatic Data Processing, Inc.	46,322	2,008,522
*Aviat Networks, Inc.	58,068	377,442
*Avid Technology, Inc.	38,333	559,662
*Avnet, Inc.	174,190	5,568,854
AVX Corp.	237,991	3,676,961
*Aware, Inc.	15,724	39,153
*Axcelis Technologies, Inc.	63,300	150,654
*AXT, Inc.	29,951	130,886
Bel Fuse, Inc. Class A	4,354	94,656
Bel Fuse, Inc. Class B	12,011	281,298
*Bell Microproducts, Inc.	6,025	42,175
*Benchmark Electronics, Inc.	82,196	1,778,721
*BigBand Networks, Inc.	66,036	217,919
Black Box Corp.	35,024	1,092,399
Blackbaud, Inc.	36,337	837,568
*Blackboard, Inc.	20,522	873,211
#*Blue Coat Systems, Inc.	40,763	1,326,020
*BMC Software, Inc.	33,122	1,303,682
*Bottomline Technologies, Inc.	32,593	567,118
*Brightpoint, Inc.	96,195	778,218
Broadcom Corp.	86,283	2,975,901
Broadridge Financial Solutions, Inc.	34,218	814,731
#*BroadVision, Inc.	1,483	19,146

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Brocade Communications Systems, Inc.	268,218	$1,740,735
*Brooks Automation, Inc.	72,692	706,566
*Bsquare Corp.	8,667	22,534
CA, Inc.	231,992	5,291,738
*Cabot Microelectronics Corp.	28,025	1,075,039
*CACI International, Inc.	36,695	1,740,444
*Cadence Design Systems, Inc.	106,862	797,191
*CalAmp Corp.	16,000	45,600
*Callidus Software, Inc.	32,433	102,813
*Cascade Microtech, Inc.	12,119	58,292
Cass Information Systems, Inc.	11,004	349,927
*Cavium Networks, Inc.	18,040	498,084
*CEVA, Inc.	24,265	297,004
*Checkpoint Systems, Inc.	53,496	1,208,475
*Chyron International Corp.	4,578	8,469
*Ciber, Inc.	27,321	108,464
#*Ciena Corp.	105,772	1,955,724
*Cinedigm Digital Cinema Corp.	14,864	36,120
*Cirrus Logic, Inc.	94,229	1,197,651
*Cisco Sytems, Inc.	628,869	16,929,153
*Citrix Systems, Inc.	53,025	2,492,175
*Clearfield, Inc.	11,798	29,495
*Cogent, Inc.	90,840	940,194
Cognex Corp.	47,465	992,493
*Cognizant Technology Solutions Corp.	44,750	2,290,305
*Coherent, Inc.	14,544	546,418
Cohu, Inc.	31,343	506,189
*Comarco, Inc.	1,442	3,634
#*CommScope, Inc.	97,526	3,177,397
Communications Systems, Inc.	17,110	219,692
*CommVault Systems, Inc.	18,798	393,818
#*Compellent Technologies, Inc.	6,300	79,191
*Computer Sciences Corp.	129,068	6,761,873
*Computer Task Group, Inc.	8,387	78,754
*Compuware Corp.	241,548	2,077,313
*comScore, Inc.	27,553	500,087
*Comtech Telecommunications Corp.	29,304	915,457
*Comverge, Inc.	18,880	214,099
#*Concur Technologies, Inc.	19,300	808,863
*Concurrent Computer Corp.	8,814	49,535
*Conexant Systems, Inc.	63,400	193,370
#*Constant Contact, Inc.	12,700	324,485
*Convergys Corp.	146,887	1,856,652
Corning, Inc.	248,140	4,776,695
*CPI International, Inc.	18,967	254,727
*Cray, Inc.	40,800	275,808
*Cree, Inc.	62,677	4,588,583
*CSG Systems International, Inc.	28,100	638,432
*CSP, Inc.	2,797	9,622
CTS Corp.	1,700	17,850
*CyberOptics Corp.	7,425	82,343
#*CyberSource Corp.	86,723	2,227,047
*Cymer, Inc.	36,650	1,251,597
*Cypress Semiconductor Corp.	138,226	1,781,733
#Daktronics, Inc.	42,308	354,541
*Datalink Corp.	10,638	47,871
*Dataram Corp.	6,153	14,644
*DDi Corp.	16,587	141,985
#*DealerTrack Holdings, Inc.	48,145	734,211
*Dell, Inc.	170,350	2,756,263
*Deltek, Inc.	20,019	157,550

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*DemandTec, Inc.	4,800	$32,448
*DG FastChannel, Inc.	30,343	1,067,467
*Dice Holdings, Inc.	58,730	509,189
Diebold, Inc.	66,916	2,097,817
*Digi International, Inc.	30,300	324,513
*Digimarc Corp.	7,924	142,711
#*Digital River, Inc.	40,001	1,117,628
*Diodes, Inc.	53,755	1,154,120
*Ditech Networks, Inc.	23,200	35,960
*DivX, Inc.	39,112	326,976
*Dolby Laboratories, Inc.	9,000	618,480
*Dot Hill Systems Corp.	32,106	55,543
*Double-Take Software, Inc.	24,321	261,451
*DSP Group, Inc.	31,722	259,169
DST Systems, Inc.	46,000	1,952,700
*DTS, Inc.	17,676	587,550
*Dynamics Research Corp.	10,821	154,740
Earthlink, Inc.	130,830	1,180,087
*eBay, Inc.	146,608	3,490,736
#*Ebix, Inc.	13,170	214,276
#*Echelon Corp.	42,855	404,980
*EchoStar Corp.	43,566	836,903
*EDGAR Online, Inc.	3,500	7,210
*Edgewater Technology, Inc.	8,788	27,770
*EFJohnson Technologies, Inc.	13,208	14,133
*Elecsys Corp.	376	1,504
Electro Rent Corp.	33,209	474,557
*Electro Scientific Industries, Inc.	19,074	262,649
*Electronic Arts, Inc.	163,347	3,164,031
*Electronics for Imaging, Inc.	63,833	820,254
*Elixir Gaming Technologies, Inc.	27,028	7,368
*eLoyalty Corp.	3,943	27,601
*EMC Corp.	428,850	8,152,438
#*EMCORE Corp.	25,136	33,682
*EMS Technologies, Inc.	20,613	327,541
*Emulex Corp.	99,674	1,171,170
*Endwave Corp.	5,844	17,707
*Entegris, Inc.	216,242	1,338,538
*Entorian Technologies, Inc.	1,977	3,638
*Entropic Communications, Inc.	82,042	433,182
*Epicor Software Corp.	75,840	696,211
*EPIQ Systems, Inc.	39,547	476,541
*ePlus, Inc.	6,685	124,408
#*Equinix, Inc.	15,100	1,519,815
*Euronet Worldwide, Inc.	61,865	985,509
*Exar Corp.	54,082	399,666
*ExlService Holdings, Inc.	35,314	562,199
*Extreme Networks	119,580	398,201
*F5 Networks, Inc.	22,500	1,539,675
FactSet Research Systems, Inc.	15,044	1,131,610
#Fair Isaac Corp.	57,154	1,203,663
*Fairchild Semiconductor Corp. Class A	120,957	1,357,138
*FalconStor Software, Inc.	50,770	151,802
*Faro Technologies, Inc.	19,517	492,024
*FEI Co.	45,594	1,025,865
Fidelity National Information Services, Inc.	231,486	6,085,767
#*Finisar Corp.	31,612	472,916
*Fiserv, Inc.	89,033	4,548,696
*FLIR Systems, Inc.	23,287	712,349
#*FormFactor, Inc.	58,738	881,657
*Forrester Research, Inc.	27,630	887,199

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Frequency Electronics, Inc.	6,652	$36,852
*FSI International, Inc.	23,022	87,944
*Gartner Group, Inc.	34,600	833,168
*Geeknet, Inc.	29,414	43,827
*Gerber Scientific, Inc.	28,023	201,766
*GigOptix, Inc.	1,468	5,945
*Global Cash Access, Inc.	68,487	594,467
Global Payments, Inc.	8,583	367,438
*Globecomm Systems, Inc.	24,156	188,175
*Google, Inc.	21,286	11,184,516
*GSE Systems, Inc.	4,813	26,953
#*GSI Commerce, Inc.	43,837	1,194,558
*GSI Technology, Inc.	24,793	160,411
*GTSI Corp.	7,192	46,029
*Guidance Software, Inc.	18,641	109,609
*Hackett Group, Inc.	40,480	113,749
*Harmonic, Inc.	107,701	736,675
Harris Corp.	54,381	2,799,534
*Hauppauge Digital, Inc.	6,000	6,840
Heartland Payment Systems, Inc.	35,520	652,858
*Henry Bros. Electronics, Inc.	3,591	15,082
—*Here Media, Inc.	300	—
—*Here Media, Inc. Special Shares	300	—
*Hewitt Associates, Inc. Class A	32,500	1,332,175
Hewlett-Packard Co.	421,467	21,903,640
*Hittite Microwave Corp.	16,254	833,505
*Hughes Communications, Inc.	20,794	580,153
*Hutchinson Technology, Inc.	31,174	189,850
*Hypercom Corp.	73,944	306,868
*I.D. Systems, Inc.	7,877	25,758
*IAC/InterActiveCorp.	165,687	3,714,703
#*ICx Technologies, Inc.	12,364	87,166
*IEC Electronics Corp.	8,314	43,898
iGATE Corp.	62,975	779,630
*iGo, Inc.	16,000	27,360
*Ikanos Communications, Inc.	23,895	67,623
*Imation Corp.	43,113	467,345
Imergent, Inc.	9,526	60,300
*Immersion Corp.	33,399	187,034
*Infinera Corp.	86,443	790,953
*infoGROUP, Inc.	68,395	547,844
#*Informatica Corp.	47,405	1,185,599
*InfoSpace, Inc.	45,338	474,689
*Ingram Micro, Inc.	220,604	4,006,169
*Innodata Isogen, Inc.	29,908	103,482
*Insight Enterprises, Inc.	91,174	1,370,345
*Integral Systems, Inc.	34,703	302,610
*Integrated Device Technology, Inc.	204,306	1,350,463
*Integrated Silicon Solution, Inc.	30,765	379,332
Intel Corp.	623,464	14,233,683
*Intellicheck Mobilisa, Inc.	7,700	14,322
*Interactive Intelligence, Inc.	16,973	335,556
#*InterDigital, Inc.	20,100	556,167
*Intermec, Inc.	74,596	855,616
*Internap Network Services Corp.	59,872	346,060
International Business Machines Corp.	91,559	11,811,111
*International Rectifier Corp.	86,681	1,995,397
*Internet Brands, Inc.	36,943	382,360
*Internet Capital Group, Inc.	34,486	341,067
*Interphase Corp.	4,472	11,269
Intersil Corp.	148,395	2,208,118

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Intest Corp.	3,806	$12,446
*Intevac, Inc.	26,600	370,272
*IntriCon Corp.	8,894	32,018
#*Intuit, Inc.	34,988	1,265,166
*INX, Inc.	8,681	42,016
*iPass, Inc.	54,396	78,330
*IPG Photonics Corp.	89,988	1,575,690
*Isilon Systems, Inc.	25,423	329,991
*Iteris, Inc.	19,864	37,146
#*Itron, Inc.	48,042	3,824,624
*Ixia	81,787	838,317
*IXYS Corp.	36,812	332,412
*j2 Global Communications, Inc.	26,691	642,719
Jabil Circuit, Inc.	263,522	4,037,157
Jack Henry & Associates, Inc.	55,800	1,424,016
*JDA Software Group, Inc.	44,354	1,281,831
*JDS Uniphase Corp.	251,104	3,261,841
#*Juniper Networks, Inc.	97,258	2,763,100
Keithley Instruments, Inc.	12,790	108,843
*Kemet Corp.	4,300	8,858
*Kenexa Corp.	26,002	390,290
*KEY Tronic Corp.	10,152	64,465
Keynote Systems, Inc.	11,812	129,696
KLA-Tencor Corp.	87,052	2,964,991
*Knot, Inc. (The)	41,151	333,735
*Kopin Corp.	79,070	332,885
*Kulicke & Soffa Industries, Inc.	84,809	695,434
*KVH Industries, Inc.	17,192	259,083
#*L-1 Identity Solutions, Inc.	172,346	1,494,240
#*Lam Research Corp.	42,100	1,707,155
*LaserCard Corp.	12,022	68,405
*Lattice Semiconductor Corp.	126,438	666,328
*Lawson Software, Inc.	229,365	1,779,872
*LeCroy Corp.	9,674	56,593
Lender Processing Services, Inc.	31,117	1,174,667
#*Lexmark International, Inc.	79,200	2,934,360
*Limelight Networks, Inc.	83,259	334,701
Linear Technology Corp.	47,472	1,427,008
*Lionbridge Technologies, Inc.	36,384	196,837
*Liquidity Services, Inc.	33,314	378,780
*Littlefuse, Inc.	26,372	1,113,690
*LoJack Corp.	17,770	74,279
*LookSmart, Ltd.	14,172	19,557
#*LoopNet, Inc.	41,716	470,556
#*Loral Space & Communications, Inc.	21,700	934,402
*LSI Corp.	371,699	2,237,628
*LTX-Credence Corp.	126,403	428,506
*Mace Security International, Inc.	2,449	2,118
#*Magma Design Automation, Inc.	42,000	151,200
*Management Network Group, Inc.	1,707	4,933
#*Manhattan Associates, Inc.	37,372	1,071,082
*ManTech International Corp. Class A	21,432	965,083
Marchex, Inc.	33,500	176,210
*Mastech Holdings, Inc.	2,854	12,130
#MasterCard, Inc. Class A	9,835	2,439,473
*Mattson Technology, Inc.	61,197	275,386
#Maxim Integrated Products, Inc.	155,895	3,027,481
Maximus, Inc.	29,400	1,820,154
#*Maxwell Technologies, Inc.	21,738	313,679
*McAfee, Inc.	23,700	823,575
*Measurement Specialties, Inc.	14,190	233,709

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*MEMC Electronic Materials, Inc.	111,137	$1,441,447
*MEMSIC, Inc.	11,372	37,755
*Mentor Graphics Corp.	113,117	1,016,922
*Mercury Computer Systems, Inc.	28,516	366,716
Mesa Laboratories, Inc.	2,524	65,170
Methode Electronics, Inc.	44,091	489,410
Micrel, Inc.	63,700	743,379
#Microchip Technology, Inc.	68,250	1,993,582
*Micron Technology, Inc.	517,749	4,840,953
*MICROS Systems, Inc.	71,100	2,642,076
*Microsemi Corp.	97,550	1,615,428
Microsoft Corp.	730,054	22,295,849
*MicroStrategy, Inc.	5,319	407,435
*Microtune, Inc.	56,335	150,978
*Mindspeed Technologies, Inc.	12,006	120,420
*MIPS Technologies, Inc.	48,713	243,078
*MKS Instruments, Inc.	56,561	1,282,803
Mocon, Inc.	8,521	95,180
*ModusLink Global Solutions, Inc.	52,689	470,513
Molex, Inc.	12,787	286,557
Molex, Inc. Class A	59,243	1,125,617
*MoneyGram International, Inc.	71,700	218,685
*Monolithic Power Systems, Inc.	19,370	477,470
*Monotype Imaging Holdings, Inc.	28,953	302,269
*MoSys, Inc.	31,018	133,998
*Motorola, Inc.	918,936	6,496,878
*Move, Inc.	59,975	131,945
MTS Systems Corp.	24,501	731,845
*Multi-Fineline Electronix, Inc.	31,136	807,045
#*Nanometrics, Inc.	25,414	271,930
*NAPCO Security Technologies, Inc.	12,122	29,214
#National Instruments Corp.	18,300	632,814
#National Semiconductor Corp.	38,652	571,277
#*NCI, Inc.	10,441	296,629
*NCR Corp.	148,754	1,957,603
*NetApp, Inc.	41,900	1,452,673
*Netezza Corp.	40,491	554,322
*NETGEAR, Inc.	43,669	1,181,683
*NetList, Inc.	1,900	5,643
*NetLogic Microsystems, Inc.	32,600	1,016,142
*NetScout Systems, Inc.	49,993	725,898
*NetSuite, Inc.	14,338	202,022
*Network Engines, Inc.	14,793	45,119
*Network Equipment Technologies, Inc.	34,316	176,041
*NeuStar, Inc.	26,940	659,222
*Newport Corp.	17,390	205,724
*Newtek Business Services, Inc.	14,356	21,390
*NextWave Wireless, Inc.	40,804	17,178
NIC, Inc.	37,300	262,965
*Novatel Wireless, Inc.	35,698	244,531
*Novell, Inc.	463,986	2,602,961
#*Novellus Systems, Inc.	131,268	3,439,222
*Nu Horizons Electronics Corp.	18,200	65,520
#*Nuance Communications, Inc.	151,976	2,776,602
*NumereX Corp. Class A	7,591	35,298
#*Nvidia Corp.	70,345	1,105,823
O.I. Corp.	3,195	29,043
*Occam Networks, Inc.	44,139	287,786
*Oclaro, Inc.	19,258	295,219
*OmniVision Technologies, Inc.	58,695	1,030,684
#*ON Semiconductor Corp.	237,423	1,885,139

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Online Resources Corp.	33,621	$156,674
*Onvia, Inc.	8,196	59,421
*Openwave Systems, Inc.	96,416	215,008
*Oplink Communications, Inc.	24,318	367,445
OPNET Technologies, Inc.	24,928	400,344
*Opnext, Inc.	23,303	54,762
*Optical Cable Corp.	2,345	7,668
Oracle Corp.	435,610	11,256,162
*Orbcomm, Inc.	36,173	79,942
*OSI Systems, Inc.	22,669	590,301
*Overland Storage, Inc.	1,366	4,030
#*Palm, Inc.	90,703	526,077
*PAR Technology Corp.	13,100	91,831
*Parametric Technology Corp.	111,939	2,080,946
Park Electrochemical Corp.	25,096	758,150
#*ParkerVision, Inc.	7,328	13,850
#Paychex, Inc.	32,300	988,380
*PC Connection, Inc.	30,658	210,927
*PC Mall, Inc.	12,475	64,745
*PC-Tel, Inc.	30,780	200,378
*PDF Solutions, Inc.	28,068	138,937
Pegasystems, Inc.	34,888	1,104,903
*Perceptron, Inc.	4,995	23,526
*Perficient, Inc.	37,255	464,570
*Performance Technologies, Inc.	5,123	14,344
*Pericom Semiconductor Corp.	29,376	343,112
*Pervasive Software, Inc.	16,603	82,683
*Phoenix Technologies, Ltd.	18,744	56,045
*Photronics, Inc.	62,700	341,715
*Pinnacle Data Systems, Inc.	700	875
*Pixelworks, Inc.	15,200	72,960
*Planar Systems, Inc.	15,555	40,599
#Plantronics, Inc.	58,620	1,946,184
*PLATO Learning, Inc.	8,994	50,816
*Plexus Corp.	48,766	1,806,780
*PLX Technology, Inc.	42,610	223,702
*PMC — Sierra, Inc.	189,485	1,676,942
*Polycom, Inc.	96,868	3,153,053
Power Integrations, Inc.	32,400	1,246,752
*Presstek, Inc.	38,078	175,920
—*Price Communications Liquidation Trust	11,700	1,598
*Procera Networks, Inc.	2,831	1,727
*Progress Software Corp.	50,464	1,627,464
*PROS Holdings, Inc.	900	8,190
QAD, Inc.	34,695	191,516
#*QLogic Corp.	112,700	2,182,999
QUALCOMM, Inc.	130,305	5,048,016
Qualstar Corp.	8,170	15,932
*Quantum Corp.	69,937	202,817
*Quest Software, Inc.	123,231	2,160,239
*QuickLogic Corp.	21,500	76,970
*Radiant Systems, Inc.	39,985	562,589
*RadiSys Corp.	28,903	282,960
*RAE Systems, Inc.	36,268	28,655
*Rainmaker Systems, Inc.	17,083	23,404
#*Rambus, Inc.	42,072	1,015,197
*Ramtron International Corp.	19,655	66,237
*RealNetworks, Inc.	158,586	658,132
*Red Hat, Inc.	67,818	2,025,724
*Reis, Inc.	16,269	97,289
*Relm Wireless Corp.	11,400	37,164

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Renaissance Learning, Inc.	23,551	$334,660
#*RF Micro Devices, Inc.	261,379	1,468,950
*RF Monolithics, Inc.	3,095	3,652
Richardson Electronics, Ltd.	15,650	179,818
*RightNow Technologies, Inc.	16,674	273,454
*Rimage Corp.	12,713	223,113
*Riverbed Technology, Inc.	27,770	860,592
*Rofin-Sinar Technologies, Inc.	34,420	914,195
*Rogers Corp.	19,428	650,255
#*Rovi Corp.	125,617	4,896,551
#*Rubicon Technology, Inc.	23,775	645,254
*Rudolph Technologies, Inc.	37,452	356,918
*S1 Corp.	107,107	660,850
*Saba Software, Inc.	29,995	152,974
#*SAIC, Inc.	3,100	53,971
*Salary.com, Inc.	12,600	36,792
#*Salesforce.com, Inc.	22,400	1,917,440
#*Sandisk Corp.	139,122	5,549,577
*Sanmina-SCI Corp.	96,853	1,726,889
Sapient Corp.	131,388	1,344,099
*SAVVIS, Inc.	51,966	914,602
*ScanSource, Inc.	30,536	850,733
*Scientific Learning Corp.	11,264	56,996
*SCM Microsystems, Inc.	7,351	11,394
*SeaChange International, Inc.	39,019	325,028
*Seagate Technology LLC	61,282	1,125,750
*Semtech Corp.	72,495	1,315,784
Servidyne, Inc.	850	2,864
*ShoreTel, Inc.	53,464	350,189
#*Sigma Designs, Inc.	27,650	327,929
*Silicon Graphics International Corp.	35,130	347,436
*Silicon Image, Inc.	81,821	304,374
*Silicon Laboratories, Inc.	42,100	2,035,535
*Simulations Plus, Inc.	4,400	11,000
*Skyworks Solutions, Inc.	174,423	2,937,283
*Smart Modular Technologies (WWH), Inc.	76,619	537,865
*Smith Micro Software, Inc.	37,947	360,117
Solera Holdings, Inc.	6,200	240,994
*Sonic Foundry, Inc.	619	4,673
#*Sonic Solutions, Inc.	54,104	679,005
*SonicWALL, Inc.	74,046	750,086
*Sonus Networks, Inc.	222,765	576,961
*Soundbite Communications, Inc.	1,500	4,515
*Sourcefire, Inc.	28,664	641,214
*Spark Networks, Inc.	20,148	69,712
*Spectrum Control, Inc.	14,878	206,804
*SRA International, Inc.	52,072	1,201,822
*SRS Labs, Inc.	16,310	152,662
*Stamps.com, Inc.	18,865	199,969
*Standard Microsystems Corp.	26,157	671,712
*StarTek, Inc.	15,481	104,961
#*STEC, Inc.	50,415	700,264
#*Stratasys, Inc.	26,638	635,050
*Stream Global Services, Inc.	3,200	22,016
*SuccessFactors, Inc.	54,666	1,144,159
*Super Micro Computer, Inc.	38,636	547,858
*Supertex, Inc.	15,688	423,733
*Support.com, Inc.	65,180	284,185
*Switch & Data Facilities Co., Inc.	18,330	351,753
#*Sybase, Inc.	32,300	1,401,174
Sycamore Networks, Inc.	32,334	639,890

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Symantec Corp.	164,032	$2,750,817
*Symmetricom, Inc.	48,752	323,226
*Symyx Technologies, Inc.	38,461	209,612
#*Synaptics, Inc.	18,700	572,594
*Synchronoss Technologies, Inc.	32,953	673,230
*SYNNEX Corp.	40,233	1,103,189
#*Synopsys, Inc.	118,738	2,696,540
Syntel, Inc.	16,632	600,748
#*Take-Two Interactive Software, Inc.	90,525	984,007
*Taleo Corp.	26,300	683,274
*Tech Data Corp.	62,297	2,672,541
Technitrol, Inc.	44,041	237,821
*TechTarget, Inc.	9,965	48,330
*TechTeam Global, Inc.	10,116	62,315
#*Tekelec	82,899	1,502,959
#*TeleCommunication Systems, Inc.	39,975	276,227
*TeleTech Holdings, Inc.	65,447	1,083,148
Tellabs, Inc.	553,536	5,026,107
*Telular Corp.	12,864	39,364
*Teradata Corp.	25,280	734,890
#*Teradyne, Inc.	179,413	2,194,221
#*Terremark Worldwide, Inc.	66,946	480,003
Tessco Technologies, Inc.	9,417	239,568
*Tessera Technologies, Inc.	60,246	1,221,789
Texas Instruments, Inc.	134,566	3,500,062
TheStreet.com, Inc.	27,470	104,661
#*THQ, Inc.	78,822	599,047
*TIBCO Software, Inc.	201,978	2,302,549
*Tier Technologies, Inc.	20,570	172,171
*TiVo, Inc.	51,458	901,544
*TNS, Inc.	11,212	290,951
*Tollgrade Communications, Inc.	9,184	58,410
#Total System Services, Inc.	48,140	770,721
*Track Data Corp.	642	2,311
*Transact Technologies, Inc.	9,543	71,477
*TranSwitch Corp.	1,860	4,855
*Travelzoo, Inc.	7,109	141,753
*Trident Microsystems, Inc.	22,800	39,444
*Trimble Navigation, Ltd.	90,738	2,968,040
*Trio-Tech International	1,787	7,398
*Triquint Semiconductor, Inc.	179,096	1,350,384
*TSR, Inc.	1,503	3,788
*TTM Technologies, Inc.	49,980	542,783
Tyco Electronics, Ltd.	152,500	4,898,300
#*Tyler Technologies, Inc.	44,362	755,928
#*Ultimate Software Group, Inc.	11,289	377,617
*Ultra Clean Holdings, Inc.	25,045	247,194
*Ultratech, Inc.	28,900	424,541
*Unica Corp.	23,822	221,068
*Unisys Corp.	19,810	555,076
United Online, Inc.	100,531	801,232
*Universal Display Corp.	20,467	273,234
*UTStarcom, Inc.	115,350	328,748
*ValueClick, Inc.	91,143	936,950
*Varian Semiconductor Equipment Associates, Inc.	29,237	963,067
#*Veeco Instruments, Inc.	34,248	1,506,570
*VeriFone Holdings, Inc.	62,553	1,190,384
*VeriSign, Inc.	39,976	1,090,146
#*Vertro, Inc.	20,500	11,273
*Viasat, Inc.	40,782	1,445,722
*Viasystems Group, Inc.	1,688	36,292

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Vicon Industries, Inc.	3,400	$16,354
*Video Display Corp.	10,670	53,563
*Virage Logic Corp.	30,364	281,778
#*Virnetx Holding Corp.	19,012	101,714
*Virtusa Corp.	26,656	274,290
#Visa, Inc.	46,175	4,166,370
*Vishay Intertechnology, Inc.	344,460	3,585,829
#*VistaPrint NV	17,300	892,334
*VMware, Inc. Class A	8,700	536,268
*Vocus, Inc.	15,950	271,948
*Volterra Semiconductor Corp.	21,622	518,063
#*Wave Systems Corp. Class A	10,400	41,496
Wayside Technology Group, Inc.	4,662	44,522
*Web.com Group, Inc.	29,489	142,432
*WebMediaBrands, Inc.	6,600	6,930
*Websense, Inc.	28,551	650,106
*Westell Technologies, Inc.	24,534	35,329
#*Western Digital Corp.	124,798	5,127,950
Western Union Co. (The)	62,124	1,133,763
*Winland Electronics, Inc.	400	340
*Wireless Ronin Technologies, Inc.	10,754	18,820
*Wireless Telecom Group, Inc.	14,826	13,343
*WPCS International, Inc.	6,800	21,692
*Wright Express Corp.	42,450	1,442,026
#Xerox Corp.	899,054	9,799,689
Xilinx, Inc.	41,800	1,077,604
*X-Rite, Inc.	27,550	90,915
*Yahoo!, Inc.	564,582	9,332,540
*Zebra Technologies Corp. Class A	71,014	2,062,957
*Zix Corp.	29,750	73,185
*Zoran Corp.	60,800	591,584
*Zygo Corp.	16,966	160,329

Total Information Technology		662,755,998

Materials — (4.6%)
A. Schulman, Inc.	31,028	807,038
*A.M. Castle & Co.	27,116	372,032
*AEP Industries, Inc.	8,159	225,433
Air Products & Chemicals, Inc.	24,200	1,858,076
Airgas, Inc.	56,913	3,611,130
AK Steel Holding Corp.	49,992	837,366
Albemarle Corp.	46,341	2,115,930
Alcoa, Inc.	449,768	6,044,882
#Allegheny Technologies, Inc.	53,895	2,881,766
#AMCOL International Corp.	38,040	1,093,270
*American Pacific Corp.	6,886	42,005
American Vanguard Corp.	32,106	260,059
#AptarGroup, Inc.	66,688	2,870,252
*Arabian American Development Co.	8,237	22,816
Arch Chemicals, Inc.	31,362	1,066,622
Ashland, Inc.	85,486	5,091,546
Balchem Corp.	23,389	606,711
#Ball Corp.	41,100	2,186,931
Bemis Co., Inc.	133,461	4,058,549
*Boise, Inc.	107,200	738,608
*Brush Engineered Materials, Inc.	23,858	709,298
*Buckeye Technologies, Inc.	45,728	645,679
#*Bway Holding Co.	26,230	518,829
Cabot Corp.	87,111	2,834,592
*Calgon Carbon Corp.	54,470	844,285
#Carpenter Technology Corp.	52,313	2,054,332

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Celanese Corp. Class A	21,200	$678,188
*Century Aluminum Co.	99,672	1,343,579
CF Industries Holdings, Inc.	9,244	773,445
*Clearwater Paper Corp.	13,800	878,784
Cliffs Natural Resources, Inc.	46,983	2,937,847
*Coeur d’Alene Mines Corp.	95,247	1,706,826
Commercial Metals Co.	136,780	2,035,286
Compass Minerals International, Inc.	13,558	1,021,053
*Continental Materials Corp.	819	13,227
*Core Molding Technologies, Inc.	5,592	29,638
*Crown Holdings, Inc.	37,000	962,000
Cytec Industries, Inc.	59,695	2,868,942
Deltic Timber Corp.	12,373	651,067
*Domtar Corp.	54,112	3,833,294
Dow Chemical Co. (The)	485,224	14,959,456
E.I. du Pont de Nemours & Co.	96,050	3,826,632
Eagle Materials, Inc.	52,742	1,680,888
Eastman Chemical Co.	44,796	2,997,748
#Ecolab, Inc.	24,544	1,198,729
*Ferro Corp.	93,327	1,019,131
#*Flotek Industries, Inc.	13,047	26,485
FMC Corp.	22,500	1,431,900
Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	5,765,734
Friedman Industries, Inc.	13,567	80,317
*General Moly, Inc.	90,780	339,517
*Georgia Gulf Corp.	6,448	132,442
*Graphic Packaging Holding Co.	311,904	1,150,926
Greif, Inc. Class A	31,500	1,864,170
Greif, Inc. Class B	12,939	731,054
H.B. Fuller Co.	57,800	1,355,410
Hawkins, Inc.	11,820	317,012
Haynes International, Inc.	14,085	505,792
*Headwaters, Inc.	71,274	427,644
#*Hecla Mining Co.	244,534	1,459,868
*Horsehead Holding Corp.	49,234	584,900
Huntsman Corp.	304,597	3,475,452
ICO, Inc.	24,008	205,749
Innophos Holdings, Inc.	33,897	965,726
*Innospec, Inc.	26,460	352,183
International Flavors & Fragrances, Inc.	17,200	861,548
International Paper Co.	388,835	10,397,448
#*Intrepid Potash, Inc.	5,578	146,478
Kaiser Aluminum Corp.	23,527	945,550
*KapStone Paper & Packaging Corp.	42,985	554,506
KMG Chemicals, Inc.	13,495	248,848
Koppers Holdings, Inc.	13,519	380,830
*Kronos Worldwide, Inc.	37,303	708,757
*Landec Corp.	31,569	193,518
*Louisiana-Pacific Corp.	131,258	1,543,594
*LSB Industries, Inc.	25,899	459,966
Lubrizol Corp.	69,383	6,268,060
#Martin Marietta Materials, Inc.	7,850	752,658
*Material Sciences Corp.	8,954	31,697
MeadWestavco Corp.	237,990	6,466,188
*Mercer International, Inc.	35,750	196,982
*Metalline Mining Co.	11,100	10,989
Minerals Technologies, Inc.	22,703	1,309,963
#*Mines Management, Inc.	20,400	55,488
*Mod-Pac Corp.	1,165	6,675
Monsanto Co.	44,400	2,799,864
Mosaic Co. (The)	33,998	1,738,658

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Myers Industries, Inc.	40,414	$438,896
NalCo Holding Co.	58,100	1,436,813
*Nanophase Technologies Corp.	3,149	5,511
Neenah Paper, Inc.	17,600	308,000
NewMarket Corp.	16,011	1,761,210
Newmont Mining Corp.	139,570	7,827,086
NL Industries, Inc.	53,182	451,515
*Northern Technologies International Corp.	2,000	18,960
Nucor Corp.	131,981	5,981,379
Olin Corp.	91,450	1,920,450
Olympic Steel, Inc.	12,700	403,606
*OM Group, Inc.	36,200	1,366,550
*Omnova Solutions, Inc.	39,941	305,549
*Owens-Illinois, Inc.	29,600	1,049,024
P.H. Glatfelter Co.	52,757	775,000
Packaging Corp. of America	103,386	2,556,736
*Pactiv Corp.	52,200	1,326,402
*Penford Corp.	22,102	204,444
*PolyOne Corp.	107,775	1,218,935
PPG Industries, Inc.	38,293	2,694,678
Praxair, Inc.	27,492	2,303,005
Quaker Chemical Corp.	13,947	438,912
*Ready Mix, Inc.	300	684
Reliance Steel & Aluminum Co.	87,514	4,271,558
*Rock of Ages Corp.	2,695	9,432
Rock-Tenn Co. Class A	46,724	2,410,958
*Rockwood Holdings, Inc.	90,383	2,706,067
#Royal Gold, Inc.	35,169	1,799,949
RPM International, Inc.	143,573	3,170,092
*RTI International Metals, Inc.	29,650	802,032
Schnitzer Steel Industries, Inc. Class A	26,321	1,421,334
Schweitzer-Maudoit International, Inc.	19,451	1,107,151
Scotts Miracle-Gro Co. Class A (The)	33,200	1,608,540
Sealed Air Corp.	88,400	1,900,600
*Senomyx, Inc.	30,529	130,359
#Sensient Technologies Corp.	59,396	1,872,756
#Sigma-Aldrich Corp.	21,678	1,285,505
Silgan Holdings, Inc.	16,398	989,291
*Solitario Exploration & Royalty Corp.	2,615	6,799
*Solutia, Inc.	120,981	2,129,266
Sonoco Products Co.	99,240	3,287,821
Southern Copper Corp.	72,950	2,230,811
*Spartech Corp.	35,500	505,520
#Steel Dynamics, Inc.	108,327	1,701,817
Stepan Co.	11,776	892,032
*Stillwater Mining Co.	113,671	1,921,040
Synalloy Corp.	11,860	116,702
Temple-Inland, Inc.	130,932	3,053,334
#Texas Industries, Inc.	31,986	1,210,350
#*Titanium Metals Corp.	221,660	3,417,997
*U.S. Concrete, Inc.	20,088	10,647
*U.S. Gold Corp.	128,800	439,208
*United States Lime & Minerals, Inc.	7,289	297,027
#United States Steel Corp.	69,314	3,788,703
*Universal Stainless & Alloy Products, Inc.	6,200	144,646
Valhi, Inc.	39,170	1,121,045
Valspar Corp.	123,381	3,864,293
#Vulcan Materials Co.	35,100	2,010,528
#Walter Energy, Inc.	24,000	1,939,440
*Wausau Paper Corp.	62,069	549,311
Westlake Chemical Corp.	89,708	2,519,001

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Weyerhaeuser Co.	177,036	$8,766,823
*Williams Industries, Inc.	100	155
Worthington Industries, Inc.	91,654	1,463,714
*WR Grace & Co.	36,506	1,054,658
Zep, Inc.	26,331	485,544
*Zoltek Cos., Inc.	39,500	388,680

Total Materials		256,660,224

Other — (0.0%)
—*Avigen, Inc. Escrow Shares	14,351	—
—*MAIR Holdings, Inc. Escrow Shares	400	—
—#*Pelican Financial, Inc. Escrow Shares	100	—
—*Softbrands, Inc. Escrow Shares	14,700	—
—*Tripos Escrow Shares	700	63
—*Voyager Learning Co. Escrow Shares	7,226	—

Total Other		63

Telecommunication Services — (2.5%)
*AboveNet, Inc.	15,038	760,021
Alaska Communications Systems Group, Inc.	22,791	195,091
*American Tower Corp.	39,600	1,616,076
*Arbinet Corp.	19,774	39,943
AT&T, Inc.	2,275,649	59,303,413
Atlantic Tele-Network, Inc.	17,864	985,736
#*Cbeyond, Inc.	20,947	322,165
CenturyTel, Inc.	121,722	4,151,937
*Cincinnati Bell, Inc.	174,030	586,481
*Cogent Communications Group, Inc.	50,100	511,521
Consolidated Communications Holdings, Inc.	35,987	667,559
*Crown Castle International Corp.	69,728	2,639,205
*FiberTower Corp.	1,505	8,187
#Frontier Communications Corp.	287,648	2,289,678
*General Communications, Inc. Class A	63,716	391,853
*Global Crossing, Ltd.	44,525	661,196
HickoryTech Corp.	14,405	122,010
*ICO Global Communications (Holdings), Ltd.	12,527	18,790
*IDT Corp.	332	2,586
*IDT Corp. Class B	15,011	148,759
#Iowa Telecommunications Services, Inc.	27,700	466,468
#*Leap Wireless International, Inc.	33,781	618,868
*Level 3 Communications, Inc.	104,411	162,881
*MetroPCS Communications, Inc.	62,260	475,044
#*Neutral Tandem, Inc.	10,600	179,670
*NII Holdings, Inc.	84,389	3,579,781
NTELOS Holdings Corp.	21,207	416,293
*PAETEC Holding Corp.	167,568	834,489
*Premiere Global Services, Inc.	87,044	815,602
Qwest Communications International, Inc.	301,200	1,575,276
*SBA Communications Corp.	23,603	834,838
Shenandoah Telecommunications Co.	24,018	426,560
*Sprint Nextel Corp.	1,131,471	4,808,752
*SureWest Communications	15,394	132,388
*Syniverse Holdings, Inc.	73,500	1,475,880
Telephone & Data Systems, Inc.	44,975	1,558,834
Telephone & Data Systems, Inc. Special Shares	49,145	1,488,111
*tw telecom, inc.	100,043	1,780,765
*United States Cellular Corp.	38,820	1,633,546
*USA Mobility, Inc.	29,804	415,468
Verizon Communications, Inc.	1,203,470	34,768,248
Warwick Valley Telephone Co.	2,740	41,374
#Windstream Corp.	180,797	1,997,807

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Xeta Corp.	5,146	$18,886

Total Telecommunication Services		135,928,036

Utilities — (2.0%)
*AES Corp.	311,250	3,591,825
AGL Resources, Inc.	39,892	1,576,133
Allegheny Energy, Inc.	23,700	516,186
#ALLETE, Inc.	28,659	1,045,194
#Alliant Energy Corp.	20,700	707,940
#Ameren Corp.	43,934	1,140,527
American Electric Power Co., Inc.	44,672	1,532,250
American States Water Co.	15,085	562,972
American Water Works Co., Inc.	10,500	228,690
#Aqua America, Inc.	43,505	797,447
Artesian Resources Corp.	5,797	109,795
Atmos Energy Corp.	45,998	1,360,621
#Avista Corp.	45,194	977,546
Black Hills Corp.	33,266	1,094,119
#*Cadiz, Inc.	6,847	85,382
California Water Service Group	27,588	1,068,483
*Calpine Corp.	337,143	4,595,259
CenterPoint Energy, Inc.	67,916	975,274
Central Vermont Public Service Corp.	17,186	374,827
CH Energy Group, Inc.	21,595	894,465
Chesapeake Utilities Corp.	7,043	212,135
#Cleco Corp.	35,169	963,631
#CMS Energy Corp.	82,500	1,341,450
Connecticut Water Services, Inc.	10,390	246,139
Consolidated Edison, Inc.	34,814	1,573,593
Constellation Energy Group, Inc.	16,710	590,698
Delta Natural Gas Co., Inc.	2,564	75,946
Dominion Resources, Inc.	62,585	2,616,053
DPL, Inc.	36,500	1,028,570
DTE Energy Co.	32,310	1,556,373
Duke Energy Corp.	135,944	2,281,140
*Dynegy, Inc.	273,100	363,223
Edison International, Inc.	34,479	1,185,043
*El Paso Electric Co.	36,660	779,025
Empire District Electric Co.	30,952	603,874
Energen Corp.	17,400	850,338
Energy, Inc.	2,800	32,508
Entergy Corp.	19,815	1,610,761
*Environmental Power Corp.	2,851	257
EQT Corp.	25,349	1,102,428
Exelon Corp.	36,831	1,605,463
FirstEnergy Corp.	32,655	1,236,645
FPL Group, Inc.	43,021	2,239,243
Great Plains Energy, Inc.	69,103	1,335,761
#Hawaiian Electric Industries, Inc.	46,729	1,091,122
IDACORP, Inc.	27,800	1,003,024
#Integrys Energy Group, Inc.	33,809	1,677,264
#ITC Holdings Corp.	25,450	1,420,874
Laclede Group, Inc.	18,377	626,288
Maine & Maritimes Corp.	2,444	106,754
MDU Resources Group, Inc.	36,804	780,245
MGE Energy, Inc.	18,827	692,081
Middlesex Water Co.	17,351	313,359
*Mirant Corp.	190,265	2,218,490
National Fuel Gas Co.	16,904	879,346
#New Jersey Resources Corp.	23,700	894,201
#Nicor, Inc.	22,852	994,291

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
NiSource, Inc.	54,100	$881,830
Northeast Utilities, Inc.	28,632	795,683
Northwest Natural Gas Co.	21,559	1,021,681
NorthWestern Corp.	29,319	886,020
*NRG Energy, Inc.	121,262	2,930,903
NSTAR	36,869	1,349,405
NV Energy, Inc.	117,648	1,469,424
OGE Energy Corp.	36,086	1,493,239
#Oneok, Inc.	16,261	799,066
#Ormat Technologies, Inc.	45,281	1,442,653
Pennichuck Corp.	4,144	96,431
Pepco Holdings, Inc.	41,492	694,576
PG&E Corp.	40,000	1,752,000
Piedmont Natural Gas Co.	32,361	889,928
Pinnacle West Capital Corp.	19,800	739,332
PNM Resources, Inc.	70,982	964,645
Portland General Electric Co.	49,136	976,824
PPL Corp.	35,344	875,117
#Progress Energy, Inc.	28,916	1,154,327
Public Service Enterprise Group, Inc.	213,174	6,849,281
Questar Corp.	96,481	4,626,264
RGC Resources, Inc.	1,471	46,660
*RRI Energy, Inc.	427,494	1,739,901
SCANA Corp.	17,228	679,989
Sempra Energy	26,200	1,288,516
SJW Corp.	21,683	595,849
South Jersey Industries, Inc.	24,348	1,098,338
#Southern Co.	84,872	2,933,176
Southwest Gas Corp.	37,083	1,153,281
Southwest Water Co.	19,835	211,639
#TECO Energy, Inc.	41,900	709,367
UGI Corp.	41,235	1,133,550
UIL Holdings Corp.	24,280	704,848
Unisource Energy Corp.	29,316	976,809
Unitil Corp.	12,852	283,772
Vectren Corp.	40,184	1,005,002
Westar Energy, Inc.	54,555	1,292,408
WGL Holdings, Inc.	25,432	908,940
Wisconsin Energy Corp.	16,707	877,285
#Xcel Energy, Inc.	64,944	1,412,532
York Water Co.	9,844	135,355

Total Utilities		113,238,417

TOTAL COMMON STOCKS		4,781,615,770

RIGHTS/WARRANTS — (0.0%)
—*Avalon Contingent Value Rights	7,847	1,378
—*Bank of Florida Corp. Rights 05/21/10	23,649	4,966
*Caliper Life Sciences, Inc. Warrants 08/10/11	359	92
—*Contra Pharmacopeia Contingent Value Rights	12,586	—
—*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	20,816	—
*Valley National Bancorp Warrants 06/30/15	398	1,512

TOTAL RIGHTS/WARRANTS		7,948

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19% 05/03/10 (Collateralized by $9,630,000 FHLMC 5.00%, 10/15/24, valued at $10,340,213) to be repurchased at $10,187,161 .	$10,187	$10,187,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.3%)
§@DFA Short Term Investment Fund	696,221,220	$696,221,220
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%, 05/03/10 (Collateralized by $32,098,097 FNMA 6.122%(r), 08/01/37 & 3.607%(r), 02/01/40, valued at $23,850,945) to be repurchased at $23,156,585 .	$23,156	23,156,257
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $32,115,000 FNMA, rates ranging from 4.000% to 6.000%, maturities ranging from 04/01/33 to 01/01/39, valued at $15,515,279) to be repurchased at $15,062,604 .	15,062	15,062,353

TOTAL SECURITIES LENDING COLLATERAL		734,439,830

TOTAL INVESTMENTS — (100.0%) (Cost $5,342,736,743)		$5,526,250,548

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (83.1%)
Consumer Discretionary — (14.4%)
*1-800-FLOWERS.COM, Inc.	21,944	$62,760
*4Kids Entertainment, Inc.	8,373	9,043
*99 Cents Only Stores	53,912	836,714
#Aaron’s, Inc.	46,552	1,050,679
Aaron’s, Inc. Class A	2,727	51,308
#Abercrombie & Fitch Co.	23,045	1,007,758
*AC Moore Arts & Crafts, Inc.	15,902	64,880
Acme United Corp.	1,921	21,899
Advance Auto Parts, Inc.	5,300	239,030
#*Aeropostale, Inc.	8,400	243,936
*AFC Enterprises, Inc.	10,308	112,460
*AH Belo Corp.	16,180	137,530
*Aldila, Inc.	3,550	21,690
*Alloy, Inc.	12,150	94,162
Ambassadors Group, Inc.	11,025	133,843
Amcon Distributing Co.	400	20,100
*American Apparel, Inc.	42,938	131,820
#*American Axle & Manufacturing Holdings, Inc.	20,772	223,507
*American Biltrite, Inc.	1,151	3,666
American Eagle Outfitters, Inc.	6,650	111,786
#American Greetings Corp. Class A	21,500	528,040
#*American Public Education, Inc.	500	21,175
*America’s Car-Mart, Inc.	10,824	274,172
*Amerigon, Inc.	5,420	53,170
Ameristar Casinos, Inc.	37,606	708,121
#*AnnTaylor Stores Corp.	43,589	945,881
*ante4, Inc.	4,665	15,208
#Arbitron, Inc.	5,000	154,050
#*Arctic Cat, Inc.	10,091	148,842
Ark Restaurants Corp.	1,778	24,981
#*ArvinMeritor, Inc.	92,800	1,421,696
*Asbury Automotive Group, Inc.	25,679	399,308
*Ascent Media Corp.	3,824	112,884
*Audiovox Corp. Class A	15,977	148,746
#*AutoNation, Inc.	77,100	1,557,420
*Bakers Footwear Group, Inc.	2,000	5,540
*Ballantyne Strong, Inc.	8,203	63,163
#*Bally Technologies, Inc.	4,600	212,152
#Barnes & Noble, Inc.	32,818	723,309
*Bassett Furniture Industries, Inc.	6,912	41,403
*Beasley Broadcast Group, Inc.	4,101	24,114
*Beazer Homes USA, Inc.	51,900	340,983
bebe stores, inc.	62,494	514,951
#*Bed Bath & Beyond, Inc.	4,900	225,204
Belo Corp.	71,988	624,136
*Benihana, Inc.	3,100	21,359
*Benihana, Inc. Class A	4,600	31,326
Best Buy Co., Inc.	4,700	214,320
Big 5 Sporting Goods Corp.	22,333	378,544
*Big Lots, Inc.	16,633	635,381
*Biglari Holdings, Inc.	1,773	693,686
#*BJ’s Restaurants, Inc.	29,200	704,596
*Blockbuster, Inc. Class B	15,945	5,421
*Blue Nile, Inc.	1,970	106,360
*Bluegreen Corp.	32,000	194,240
Blyth, Inc.	6,403	369,069
Bob Evans Farms, Inc.	26,000	804,180
*Bon-Ton Stores, Inc. (The)	13,004	222,628

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Books-A-Million, Inc.	12,641	$93,543
*Borders Group, Inc.	50,783	128,989
*BorgWarner, Inc.	12,000	520,080
Bowl America, Inc. Class A	2,752	35,914
*Boyd Gaming Corp.	77,500	984,250
Brinker International, Inc.	12,891	238,741
*Brink’s Home Security Holdings, Inc.	4,800	201,312
*Brookfield Homes Corp.	23,220	260,296
Brown Shoe Co., Inc.	38,486	723,537
Brunswick Corp.	134,600	2,813,140
#Buckle, Inc.	11,925	431,446
*Buffalo Wild Wings, Inc.	4,500	186,030
*Build-A-Bear-Workshop, Inc.	16,984	162,367
#Burger King Holdings, Inc.	9,100	192,010
#*Cabela’s, Inc.	76,421	1,387,805
*Cache, Inc.	11,200	76,496
#*California Pizza Kitchen, Inc.	19,630	402,415
#Callaway Golf Co	76,853	721,650
*Cambium Learning Group, Inc.	3,658	18,107
*Canterbury Park Holding Corp.	4,963	39,853
#*Capella Education Co.	3,104	281,284
#*Career Education Corp.	8,400	245,868
*Caribou Coffee Co., Inc.	9,570	84,694
#*CarMax, Inc.	26,062	640,343
*Carmike Cinemas, Inc.	10,800	181,224
Carnival Corp.	88,808	3,703,294
*Carriage Services, Inc.	9,250	45,972
*Carrols Restaurant Group, Inc.	10,700	80,143
*Carter’s, Inc.	17,393	560,402
*Casual Male Retail Group, Inc.	34,884	142,676
Cato Corp. Class A	23,720	563,350
*Cavco Industries, Inc.	6,611	258,953
CBS Corp.	5,655	91,724
CBS Corp. Class B	193,049	3,129,324
*CEC Entertainment, Inc.	11,700	456,885
*Charles & Colvard, Ltd.	4,900	12,201
*Charming Shoppes, Inc.	103,080	582,402
#*Cheesecake Factory, Inc.	27,719	753,125
Cherokee, Inc.	2,509	51,284
Chico’s FAS, Inc.	16,994	253,041
#*Children’s Place Retail Stores, Inc. (The)	20,289	929,642
#*Chipotle Mexican Grill, Inc.	3,000	404,730
#Choice Hotels International, Inc.	5,100	185,181
Christopher & Banks Corp.	31,300	306,427
*Chromcraft Revington, Inc.	2,820	7,896
Churchill Downs, Inc.	11,489	440,373
Cinemark Holdings, Inc.	68,224	1,245,770
*Citi Trends, Inc.	10,740	360,220
CKE Restaurants, Inc.	14,308	176,561
*CKX, Inc.	21,400	125,832
*Clear Channel Outdoor Holdings, Inc.	19,563	226,540
*Coachmen Industries, Inc.	1,300	1,606
*Coast Distribution System, Inc.	1,632	7,189
*Cobra Electronics Corp.	400	1,124
#*Coinstar, Inc.	13,400	594,424
*Coldwater Creek, Inc.	42,854	303,406
*Collective Brands, Inc.	47,314	1,109,513
Collectors Universe, Inc.	4,583	64,483
#Columbia Sportswear Co.	21,900	1,216,326
Comcast Corp. Class A	298,194	5,886,350
Comcast Corp. Special Class A	100,809	1,900,250

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Conn’s, Inc.	20,368	$194,107
Cooper Tire & Rubber Co.	41,211	874,497
*Core-Mark Holding Co., Inc.	11,528	351,835
#*Corinthian Colleges, Inc.	28,265	441,499
CPI Corp.	2,300	61,019
Cracker Barrel Old Country Store, Inc.	4,697	231,891
*Craftmade International, Inc.	1,843	9,998
#*Crocs, Inc.	74,500	719,670
#*Crown Media Holdings, Inc.	19,905	36,028
CSS Industries, Inc.	4,800	96,096
*Culp, Inc.	7,648	91,317
*Cumulus Media, Inc.	4,900	23,912
*Cybex International, Inc.	2,804	4,318
*Cycle Country Accessories Corp.	2,700	1,161
*Dana Holding Corp.	97,104	1,297,309
#Darden Restaurants, Inc.	4,659	208,490
#*Deckers Outdoor Corp.	2,000	281,160
*dELiA*s, Inc.	18,616	32,578
*Delta Apparel, Inc.	12,525	210,295
*Destination Maternity Corp.	3,624	114,518
DeVry, Inc.	9,500	592,705
#*Dick’s Sporting Goods, Inc.	24,900	724,839
Dillard’s, Inc.	62,205	1,746,716
#*DineEquity, Inc.	14,400	592,272
#*DIRECTV Class A	73,612	2,666,963
*Discovery Communications, Inc. (25470F104)	39,799	1,540,221
*Discovery Communications, Inc. (25470F203)	1,300	50,700
*Discovery Communications, Inc. (25470F302)	45,164	1,507,123
*Dixie Group, Inc.	921	4,513
*Dolan Media Co.	24,276	288,642
*Dollar Tree, Inc.	6,200	376,464
*Domino’s Pizza, Inc.	12,800	197,248
*Dorman Products, Inc.	14,474	366,916
Dover Downs Gaming & Entertainment, Inc.	15,417	60,589
#DR Horton, Inc.	35,500	521,495
*DreamWorks Animation SKG, Inc.	9,200	365,148
*Dress Barn, Inc. (The)	44,893	1,242,638
*Drew Industries, Inc.	16,883	433,049
*Drugstore.Com, Inc.	42,870	156,904
*DSW, Inc.	9,540	288,108
#*Eastman Kodak Co.	240,058	1,469,155
*EDCI Holdings, Inc.	2,070	6,634
Educational Development Corp.	2,987	18,579
*Einstein Noah Restaurant Group, Inc.	4,496	58,358
Emerson Radio Corp.	13,878	29,144
*Emmis Communications Corp. Class A	5,300	12,296
*Empire Resorts, Inc.	7,700	14,630
*Entercom Communications Corp.	21,400	311,584
*Entravision Communications Corp.	37,111	119,126
*EnviroStar, Inc.	1,100	1,265
*Escalade, Inc.	4,726	17,817
Ethan Allen Interiors, Inc.	25,200	509,040
*Ever-Glory International Group, Inc.	2,000	6,000
*EW Scripps Co.	40,300	440,882
*Exide Technologies	49,110	291,713
Expedia, Inc.	47,300	1,116,753
#Family Dollar Stores, Inc.	13,400	530,104
*Famous Dave’s of America, Inc.	5,068	47,538
*Federal Mogul Corp.	31,669	602,344
Finish Line, Inc. Class A	43,139	694,969
*Fisher Communications, Inc.	7,173	107,882

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Flanigan’s Enterprises, Inc.	300	$2,010
Flexsteel Industries, Inc.	2,629	36,832
Foot Locker, Inc.	174,959	2,685,621
*Ford Motor Co.	86,858	1,130,891
Fortune Brands, Inc.	56,865	2,980,863
*Fossil, Inc.	20,951	814,994
*Frederick’s of Hollywood Group, Inc.	3,900	4,251
Fred’s, Inc.	36,447	506,249
Frisch’s Restaurants, Inc.	5,689	124,646
#*Fuel Systems Solutions, Inc.	5,000	157,350
*Full House Resorts, Inc.	13,958	43,549
*Furniture Brands International, Inc.	43,300	358,524
Gaiam, Inc.	14,712	133,291
#*GameStop Corp. Class A	8,200	199,342
*GameTech International, Inc.	2,168	4,444
Gaming Partners International Corp.	9,358	73,647
Gannett Co., Inc.	62,100	1,056,942
Gap, Inc.	20,700	511,911
#Garmin, Ltd.	2,300	85,974
#*Gaylord Entertainment Co.	39,008	1,316,520
*Genesco, Inc.	17,208	572,854
Gentex Corp.	13,100	281,519
#Genuine Parts Co.	11,200	479,360
*G-III Apparel Group, Ltd.	14,980	428,428
*Global Traffic Network, Inc.	9,741	59,128
*Golfsmith International Holdings, Inc.	2,604	11,900
*Goodyear Tire & Rubber Co.	21,200	284,716
*Gray Television, Inc.	24,623	92,336
*Gray Television, Inc. Class A	2,300	8,441
*Great Wolf Resorts, Inc.	14,263	45,784
*Group 1 Automotive, Inc.	21,500	667,575
#Guess?, Inc.	2,500	114,675
*Gymboree Corp.	9,800	481,474
H&R Block, Inc.	8,000	146,480
*Hallwood Group, Inc.	359	18,061
*Hampshire Group, Ltd.	1,868	10,367
*Hanesbrands, Inc.	7,900	224,913
#Harley-Davidson, Inc.	25,800	872,814
*Harman International Industries, Inc.	12,590	497,053
*Harris Interactive, Inc.	4,286	5,786
#Harte-Hanks, Inc.	51,154	736,618
Hasbro, Inc.	8,800	337,568
*Hastings Entertainment, Inc.	1,695	9,831
Haverty Furniture Cos., Inc.	16,274	265,266
Haverty Furniture Cos., Inc. Class A	1,500	24,885
*Hawk Corp.	7,000	161,980
*Heelys, Inc.	7,950	21,862
*Helen of Troy, Ltd.	27,199	734,645
#*hhgregg, Inc.	4,300	123,109
#*Hibbett Sporting Goods, Inc.	6,351	174,652
Hillenbrand, Inc.	9,200	226,136
*Hollywood Media Corp.	16,786	19,807
Home Depot, Inc.	50,800	1,790,700
Hooker Furniture Corp.	10,174	160,342
*Hot Topic, Inc.	28,248	215,815
#*Hovnanian Enterprises, Inc.	41,900	297,909
*HSN, Inc.	23,747	715,497
*Iconix Brand Group, Inc.	62,866	1,085,067
*Image Entertainment, Inc.	3,900	702
*Infosonics Corp.	4,100	2,952
Interactive Data Corp.	14,400	481,968

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
International Speedway Corp.	22,000	$672,320
#*Interpublic Group of Cos., Inc. (The)	42,400	377,784
*Interval Leisure Group, Inc.	20,847	308,327
*iRobot Corp.	17,538	353,917
*Isle of Capri Casinos, Inc.	24,572	267,589
#*ITT Educational Services, Inc.	800	80,904
*J. Alexander’s Corp.	10,300	46,968
*J. Crew Group, Inc.	5,300	246,291
#J.C. Penney Co., Inc.	73,497	2,143,907
*Jack in the Box, Inc.	15,700	369,264
#*Jackson Hewitt Tax Service, Inc.	26,666	45,066
*Jaclyn, Inc.	400	2,690
*JAKKS Pacific, Inc.	7,200	110,088
Jarden Corp.	98,783	3,172,910
*Jennifer Convertibles, Inc.	400	404
*Jo-Ann Stores, Inc.	20,505	904,681
Johnson Controls, Inc.	34,525	1,159,695
*Johnson Outdoors, Inc.	4,728	60,093
Jones Apparel Group, Inc.	77,200	1,679,872
#*Jos. A. Bank Clothiers, Inc.	13,225	804,874
*Journal Communications, Inc.	38,100	216,027
*K12, Inc.	1,700	40,239
#KB Home	42,336	784,486
*Kenneth Cole Productions, Inc. Class A	9,000	112,140
*Kid Brands, Inc.	33,488	333,875
*Kirkland’s, Inc.	4,800	106,896
#*Knology, Inc.	12,439	163,324
*Kohl’s Corp.	10,100	555,399
*Kona Grill, Inc.	3,490	14,728
—Koss Corp.	2,800	15,736
*Krispy Kreme Doughnuts, Inc.	20,624	76,309
KSW, Inc.	3,180	11,543
*K-Swiss, Inc. Class A	32,483	404,089
Lacrosse Footwear, Inc.	4,685	83,768
*Lakeland Industries, Inc.	4,621	40,665
*Lakes Entertainment, Inc.	9,741	21,917
#*Lamar Advertising Co.	10,244	381,282
*Landry’s Restaurants, Inc.	1,500	34,635
#*Las Vegas Sands Corp.	12,800	318,208
—*Lazare Kaplan International, Inc.	4,000	10,000
*La-Z-Boy, Inc.	44,400	578,976
*Leapfrog Enterprises, Inc.	33,413	228,545
*Learning Tree International, Inc.	10,875	171,934
*Lee Enterprises, Inc.	31,300	118,314
#Leggett & Platt, Inc.	30,900	757,977
#Lennar Corp. Class A	118,787	2,363,861
Lennar Corp. Class B Voting	16,205	267,382
#*Liberty Global, Inc. Class A	11,979	328,344
*Liberty Global, Inc. Series C	11,740	317,919
*Liberty Media Corp. Capital Series A	92,738	4,105,511
*Liberty Media Corp. Capital Series B	300	12,344
*Liberty Media Corp. Interactive Class A	261,629	4,021,238
*Liberty Media Corp. Interactive Class B	3,602	56,389
*Liberty Media-Starz Corp. Series A	7,100	393,269
*Liberty Media-Starz Corp. Series B	80	4,607
#*Life Time Fitness, Inc.	33,806	1,242,709
*Lifetime Brands, Inc.	9,356	135,662
Limited Brands, Inc.	12,900	345,720
*LIN TV Corp.	6,200	44,826
*Lincoln Educational Services Corp.	14,831	370,182
*Lithia Motors, Inc.	13,070	104,299

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Live Nation Entertainment, Inc.	101,496	$1,592,472
#*Liz Claiborne, Inc.	75,531	660,141
*LKQ Corp.	32,049	674,952
*LodgeNet Interactive Corp.	4,500	29,700
Lowe’s Cos., Inc.	79,005	2,142,616
*Luby’s, Inc.	26,961	110,001
*Lumber Liquidators Holdings, Inc.	5,300	161,438
*M/I Homes, Inc.	21,500	335,400
Mac-Gray Corp.	10,611	123,618
Macy’s, Inc.	137,488	3,189,722
*Maidenform Brands, Inc.	20,336	464,068
Marcus Corp.	18,935	243,315
*Marine Products Corp.	25,499	181,043
*MarineMax, Inc.	20,136	224,516
#*Martha Stewart Living Omnimedia, Inc.	22,705	151,669
Mattel, Inc.	14,400	331,920
#Matthews International Corp. Class A	5,933	207,655
*MAXXAM, Inc.	1	1,862
*McClatchy Co. (The)	54,400	296,480
*McCormick & Schmick’s Seafood Restaurants, Inc.	11,670	115,650
McDonald’s Corp.	13,800	974,142
MDC Holdings, Inc.	27,700	1,060,910
*Media General, Inc.	18,300	231,495
*Mediacom Communications Corp.	15,011	99,373
#Men’s Wearhouse, Inc. (The)	41,107	971,358
Meredith Corp.	10,334	371,301
*Meritage Homes Corp.	25,680	610,670
*MGM Mirage	183,480	2,915,497
*Midas, Inc.	3,943	45,384
*Modine Manufacturing Co.	42,300	592,623
#*Mohawk Industries, Inc.	45,490	2,899,533
#*Monarch Casino & Resort, Inc.	14,718	171,023
Monro Muffler Brake, Inc.	13,808	495,155
*Morgans Hotel Group Co.	20,664	175,024
#*Morningstar, Inc.	2,865	134,684
*Morton’s Restaurant Group, Inc.	10,592	64,188
*Motorcar Parts of America, Inc.	7,952	49,382
*Movado Group, Inc.	19,263	239,054
*MTR Gaming Group, Inc.	23,289	47,277
*Multimedia Games, Inc.	19,081	87,200
*Nathan’s Famous, Inc.	3,625	56,840
National CineMedia, Inc.	10,824	206,089
National Presto Industries, Inc.	3,212	359,648
*Nautilus, Inc.	6,599	22,569
*Navarre Corp.	16,276	34,993
#*Netflix, Inc.	12,300	1,214,871
*Nevada Gold & Casinos, Inc.	1,000	1,050
*New Frontier Media, Inc.	11,506	22,667
*New York & Co., Inc.	53,080	325,911
*New York Times Co. Class A (The)	51,065	506,565
#Newell Rubbermaid, Inc.	17,700	302,139
News Corp. Class A	170,658	2,631,546
News Corp. Class B	116,200	2,067,198
*Nexstar Broadcasting Group, Inc.	100	668
NIKE, Inc. Class B	1,200	91,092
*Nobel Learning Communities, Inc.	6,421	44,626
*Nobility Homes, Inc.	1,979	20,285
#Nordstrom, Inc.	3,500	144,655
Nutri/System, Inc.	6,853	132,468
#*NVR, Inc.	1,200	861,660
*O’Charley’s, Inc.	18,200	173,810

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Office Depot, Inc.	212,781	$1,459,678
*OfficeMax, Inc.	31,000	589,000
Omnicom Group, Inc.	2,200	93,852
*Orbitz Worldwide, Inc.	9,800	64,582
#*O’Reilly Automotive, Inc.	28,113	1,374,445
#*Orient-Express Hotels, Ltd.	53,223	726,494
*Orleans Homebuilders, Inc.	11,153	2,342
*Outdoor Channel Holdings, Inc.	24,237	167,478
#*Overstock.com, Inc.	6,772	125,282
Oxford Industries, Inc.	13,900	300,101
*P & F Industries, Inc. Class A	1,046	2,615
#*P.F. Chang’s China Bistro, Inc.	8,939	390,098
*Pacific Sunwear of California, Inc.	59,200	299,552
*Palm Harbor Homes, Inc.	17,003	49,309
#*Panera Bread Co.	8,000	623,520
*Papa John’s International, Inc.	6,187	169,524
*Peet’s Coffee & Tea, Inc.	11,116	440,416
*Penn National Gaming, Inc.	7,920	245,203
#*Penske Automotive Group, Inc.	54,830	821,353
Pep Boys — Manny, Moe & Jack (The)	49,824	624,295
*Perry Ellis International, Inc.	15,409	371,819
#PetMed Express, Inc.	14,800	327,672
PetSmart, Inc.	14,736	487,320
Phillips-Van Heusen Corp.	17,250	1,086,922
*Phoenix Footwear Group, Inc.	3,900	2,691
*Pier 1 Imports, Inc.	68,065	563,578
*Pinnacle Entertainment, Inc.	39,000	527,670
*Playboy Enterprises, Inc. Class A	1,600	7,424
*Playboy Enterprises, Inc. Class B	23,600	98,648
*Point.360	2,600	4,966
#Polaris Industries, Inc.	32,000	1,893,440
#Polo Ralph Lauren Corp.	2,300	206,770
Pool Corp.	5,850	143,500
#*Pre-Paid Legal Services, Inc.	2,600	115,622
*Priceline.com, Inc.	1,900	497,895
Primedia, Inc.	46,808	163,360
*Princeton Review, Inc.	17,667	55,298
*Pulte Group, Inc.	95,392	1,248,681
*Q.E.P. Co., Inc.	1,500	19,875
*Quiksilver, Inc.	38,609	205,786
*Radio One, Inc.	35,315	177,988
RadioShack Corp.	6,200	133,610
*Raser Technologies, Inc.	12,700	10,241
*RC2 Corp.	19,662	361,191
*RCN Corp.	24,595	361,055
*Reading International, Inc. Class A	11,759	49,035
*Red Lion Hotels Corp.	1,000	7,640
*Red Robin Gourmet Burgers, Inc.	16,700	407,647
Regal Entertainment Group	10,000	170,800
#Regis Corp.	48,262	922,769
*Rent-A-Center, Inc.	34,924	901,738
*Rentrak Corp.	5,202	113,820
*Retail Ventures, Inc.	44,020	476,296
*Rex Stores Corp.	14,600	250,536
RG Barry Corp.	18,234	187,628
*Rick’s Cabaret International, Inc.	7,469	92,392
*Rockford Corp.	3,495	5,242
*Rocky Brands, Inc.	3,100	30,473
#Ross Stores, Inc.	5,908	330,848
#*Royal Caribbean Cruises, Ltd.	96,362	3,453,614
*Rubio’s Restaurants, Inc.	7,152	57,574

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Ruby Tuesday, Inc.	58,277	$652,120
*Ruth’s Hospitality Group, Inc.	20,443	111,005
#Ryland Group, Inc.	42,610	970,656
*Saks, Inc.	127,300	1,241,175
*Salem Communications Corp.	13,228	60,187
*Sally Beauty Holdings, Inc.	16,838	160,803
#Scholastic Corp.	24,900	672,549
*Scientific Games Corp.	2,900	42,659
Scripps Networks Interactive, Inc.	5,300	240,302
*Sealy Corp.	30,900	115,566
#*Sears Holdings Corp.	39,760	4,808,972
*Select Comfort Corp.	14,500	164,140
Service Corp. International	305,960	2,747,521
#Sherwin-Williams Co.	4,900	382,543
*Shiloh Industries, Inc.	8,873	72,137
*Shoe Carnival, Inc.	12,351	341,629
*Shuffle Master, Inc.	49,179	472,118
*Shutterfly, Inc.	21,320	501,660
*Signet Jewelers, Ltd. ADR	19,769	633,003
*Silverleaf Resorts, Inc.	8,070	12,105
*Sinclair Broadcast Group, Inc. Class A	41,600	286,624
*Skechers U.S.A., Inc. Class A	36,903	1,415,230
Skyline Corp.	8,700	202,797
*Smith & Wesson Holding Corp.	15,200	67,640
Snap-On, Inc.	25,128	1,210,667
Sonesta International Hotels Corp. Class A	1,000	14,300
*Sonic Automotive, Inc.	43,000	459,240
*Sonic Corp.	13,343	156,247
#Sotheby’s Class A	30,170	1,007,678
Spartan Motors, Inc.	28,969	178,739
Speedway Motorsports, Inc.	47,584	773,240
*Sport Chalet, Inc. Class A	5,273	16,083
Sport Supply Group, Inc.	10,088	135,280
Stage Stores, Inc.	34,037	519,064
Standard Motor Products, Inc.	18,030	192,200
*Standard Pacific Corp.	91,149	584,265
*Stanley Black & Decker, Inc.	10,207	634,365
*Stanley Furniture, Inc.	8,465	83,550
#Staples, Inc.	12,719	299,278
#Starwood Hotels & Resorts Worldwide, Inc.	8,600	468,786
*Stein Mart, Inc.	19,920	188,842
*Steiner Leisure, Ltd.	200	9,374
*Steinway Musical Instruments, Inc.	8,926	171,022
*Steven Madden, Ltd.	12,059	698,940
#Stewart Enterprises, Inc.	74,643	506,080
*Stoneridge, Inc.	19,624	211,743
*Strattec Security Corp.	4,591	124,049
#Strayer Education, Inc.	1,326	322,377
#Sturm Ruger & Co., Inc.	16,895	281,978
#Superior Industries International, Inc.	23,400	394,524
*Syms Corp.	7,444	67,815
#Systemax, Inc.	28,161	654,180
#*Talbots, Inc.	35,398	582,297
*Tandy Brands Accessories, Inc.	896	3,620
*Tandy Leather Factory, Inc.	5,853	26,573
Target Corp.	23,314	1,325,867
*Tempur-Pedic International, Inc.	14,042	473,215
*Tenneco, Inc.	17,900	461,283
*Texas Roadhouse, Inc.	54,800	809,944
Thor Industries, Inc.	21,079	752,731
Tiffany & Co.	7,800	378,144

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Timberland Co. Class A	40,812	$877,458
Time Warner Cable, Inc.	58,725	3,303,281
Time Warner, Inc.	198,927	6,580,505
#TJX Cos., Inc. (The)	11,000	509,740
*Toll Brothers, Inc.	28,600	645,502
*Town Sports International Holdings, Inc.	9,500	35,815
#Tractor Supply Co.	10,000	671,700
#*True Religion Apparel, Inc.	5,300	165,625
*TRW Automotive Holdings Corp.	67,909	2,187,349
*Tuesday Morning Corp.	44,074	249,018
Tupperware Corp.	6,200	316,634
*Ulta Salon Cosmetics & Fragrance, Inc.	13,373	309,184
*Under Armour, Inc. Class A	2,400	81,000
*Unifi, Inc.	54,765	209,750
UniFirst Corp.	12,200	596,214
*Universal Electronics, Inc.	12,010	254,852
*Universal Technical Institute, Inc.	11,850	283,926
*Urban Outfitters, Inc.	5,900	221,309
*US Auto Parts Network, Inc.	20,801	195,529
V.F. Corp.	6,400	553,088
#*Vail Resorts, Inc.	27,916	1,274,086
*Valassis Communications, Inc.	9,276	303,232
Value Line, Inc.	1,841	39,968
*Valuevision Media, Inc.	26,014	80,123
*VCG Holding Corp.	815	1,606
#*Viacom, Inc. Class A	1,729	67,448
*Viacom, Inc. Class B	17,800	628,874
*Volcom, Inc.	21,744	518,377
*WABCO Holdings, Inc.	8,200	272,158
*Walking Co. Holdings, Inc. (The)	3,900	9,068
Walt Disney Co. (The)	116,753	4,301,181
*Warnaco Group, Inc.	22,700	1,085,968
*Warner Music Group Corp.	31,432	215,309
Washington Post Co.	2,200	1,115,752
#Weight Watchers International, Inc.	5,500	146,135
*Wells-Gardner Electronics Corp.	4,403	9,555
Wendy’s/Arby’s Group, Inc.	321,713	1,708,296
*West Marine, Inc.	18,942	226,736
*Wet Seal, Inc. (The)	76,735	362,957
#Weyco Group, Inc.	6,617	161,719
#Whirlpool Corp.	22,057	2,401,346
Wiley (John) & Sons, Inc. Class A	5,200	219,804
Wiley (John) & Sons, Inc. Class B	800	33,928
*Williams Controls, Inc.	1,601	14,649
Williams-Sonoma, Inc.	36,006	1,036,973
*Winmark Corp.	491	13,733
*Winnebago Industries, Inc.	22,450	373,344
#*WMS Industries, Inc.	9,900	495,198
Wolverine World Wide, Inc.	18,419	563,806
World Wrestling Entertainment, Inc.	8,500	155,125
#Wyndham Worldwide Corp.	139,138	3,730,290
Wynn Resorts, Ltd.	7,200	635,328
*Zale Corp.	33,500	109,210
*Zumiez, Inc.	28,926	536,867

Total Consumer Discretionary		268,954,274

Consumer Staples — (4.0%)
#Alberto-Culver Co.	24,500	705,600
Alico, Inc.	4,237	113,043
#*Alliance One International, Inc.	87,960	447,716
Altria Group, Inc.	46,200	978,978

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*American Italian Pasta Co.	4,177	$163,864
Andersons, Inc. (The)	14,414	520,922
Archer-Daniels-Midland Co.	37,172	1,038,586
Arden Group, Inc. Class A	1,100	111,650
B&G Foods, Inc.	41,320	426,836
*BJ’s Wholesale Club, Inc.	9,500	363,660
*Boston Beer Co., Inc. Class A	3,300	188,133
Bridgford Foods Corp.	2,200	28,204
Brown-Forman Corp. Class A	1,000	60,180
#Brown-Forman Corp. Class B	3,250	189,085
Bunge, Ltd.	18,435	976,133
#Calavo Growers, Inc.	7,758	134,524
#Cal-Maine Foods, Inc.	11,500	383,870
Casey’s General Stores, Inc.	17,400	672,162
CCA Industries, Inc.	3,200	17,824
*Central European Distribution Corp.	28,168	976,021
*Central Garden & Pet Co.	21,139	237,391
*Central Garden & Pet Co. Class A	33,964	350,848
#*Chiquita Brands International, Inc.	69,280	1,041,971
Church & Dwight Co., Inc.	6,800	470,900
Coca-Cola Bottling Co.	3,300	181,764
Coca-Cola Enterprises, Inc.	33,760	936,165
*Coffee Holding Co., Inc.	1,900	9,861
#ConAgra, Inc.	21,650	529,776
*Constellation Brands, Inc. Class A	85,291	1,558,267
*Constellation Brands, Inc. Class B	1,100	20,350
Corn Products International, Inc.	35,860	1,290,960
Costco Wholesale Corp.	12,621	745,649
*Craft Brewers Alliance, Inc.	8,016	20,040
CVS Caremark Corp.	99,513	3,675,015
*Darling International, Inc.	35,433	336,259
*Dean Foods Co.	10,500	164,850
Del Monte Foods Co.	191,614	2,862,713
#Diamond Foods, Inc.	9,889	422,359
*Diedrich Coffee, Inc.	2,316	80,504
Dr Pepper Snapple Group, Inc.	1,334	43,662
*Elizabeth Arden, Inc.	23,613	429,993
*Energizer Holdings, Inc.	5,400	329,940
Farmer Brothers Co.	14,931	279,359
#Flowers Foods, Inc.	20,051	528,544
*Fresh Del Monte Produce, Inc.	39,842	831,503
General Mills, Inc.	9,300	661,974
Golden Enterprises, Inc.	3,765	12,989
#*Great Atlantic & Pacific Tea Co.	23,439	188,684
#*Green Mountain Coffee, Inc.	6,900	501,354
Griffin Land & Nurseries, Inc. Class A	3,322	97,168
#*Hain Celestial Group, Inc.	44,460	879,419
*Hansen Natural Corp.	1,200	52,896
*Harbinger Group, Inc.	9,082	60,759
Herbalife, Ltd.	4,400	212,300
Hormel Foods Corp.	9,064	369,449
*HQ Sustainable Maritime Industries, Inc.	10,992	62,544
*IGI Labratories, Inc.	1,128	1,055
Imperial Sugar Co.	10,156	162,801
Ingles Markets, Inc.	12,373	198,339
Inter Parfums, Inc.	27,026	467,009
J & J Snack Foods Corp.	13,292	619,274
J.M. Smucker Co.	57,294	3,498,945
*John B. Sanfilippo & Son, Inc.	6,307	94,794
*Katy Industries, Inc.	1,000	1,800
Kraft Foods, Inc.	120,422	3,564,491

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Kroger Co. (The)	12,400	$275,652
Lancaster Colony Corp.	9,200	505,724
#Lance, Inc.	13,429	311,284
#*Lifeway Foods, Inc.	4,096	45,138
Mannatech, Inc.	25,694	99,179
McCormick & Co., Inc. Non-Voting	5,600	221,592
McCormick & Co., Inc. Voting	350	13,912
*Medifast, Inc.	11,980	382,402
*MGP Ingredients, Inc.	13,778	107,055
Molson Coors Brewing Co.	22,775	1,010,299
Molson Coors Brewing Co. Class A	400	17,430
Nash-Finch Co.	11,548	404,411
National Beverage Corp.	27,390	317,724
*Natural Alternatives International, Inc.	4,637	35,102
*NBTY, Inc.	23,600	960,048
Nu Skin Enterprises, Inc. Class A	13,900	417,834
*Nutraceutical International Corp.	11,692	180,875
Oil-Dri Corp. of America	6,773	138,846
*Omega Protein Corp.	13,400	71,690
*Orchids Paper Products Co.	2,200	32,582
*Overhill Farms, Inc.	9,153	55,467
*Pantry, Inc.	17,478	276,502
*Parlux Fragrances, Inc.	16,718	34,439
*PC Group, Inc.	4,397	3,078
PepsiCo, Inc.	15,495	1,010,584
Philip Morris International, Inc.	36,900	1,811,052
*Physicians Formula Holdings, Inc.	3,551	10,724
*Prestige Brands Holdings, Inc.	65,760	640,502
PriceSmart, Inc.	15,122	376,235
Procter & Gamble Co.	82,070	5,101,471
*Ralcorp Holdings, Inc.	8,642	575,125
*Reddy Ice Holdings, Inc.	7,000	29,680
Reliv’ International, Inc.	4,060	11,774
*Revlon, Inc.	13,564	237,641
Reynolds American, Inc.	11,000	587,620
Rocky Mountain Chocolate Factory, Inc.	5,450	51,884
#Ruddick Corp.	32,000	1,130,880
Safeway, Inc.	27,400	646,640
Sanderson Farms, Inc.	11,768	666,893
Sara Lee Corp.	44,300	629,946
Schiff Nutrition International, Inc.	9,448	66,986
*Seneca Foods Corp.	4,105	134,808
*Seneca Foods Corp. Class B	954	31,158
*Smart Balance, Inc.	51,993	345,753
*Smithfield Foods, Inc.	140,714	2,636,980
Spartan Stores, Inc.	16,839	254,101
*Star Scientific, Inc.	6,056	11,143
Stephan Co. (The)	1,500	4,080
SUPERVALU, Inc.	76,543	1,140,491
*Susser Holdings Corp.	7,687	82,789
Tasty Baking Co.	5,175	38,864
*Tofutti Brands, Inc.	799	1,470
Tootsie Roll Industries, Inc.	20,834	554,184
*TreeHouse Foods, Inc.	26,530	1,121,954
Tyson Foods, Inc. Class A	139,001	2,723,030
*United Natural Foods, Inc.	22,464	689,420
United-Guardian, Inc.	1,200	14,976
#Universal Corp.	24,000	1,242,720
*USANA Health Sciences, Inc.	4,673	169,396
#Vector Group, Ltd.	12,622	206,875
Village Super Market, Inc.	2,270	61,086

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Walgreen Co.	20,777	$730,312
Wal-Mart Stores, Inc.	42,300	2,269,395
WD-40 Co.	7,236	254,924
Weis Markets, Inc.	23,294	868,400
*Whole Foods Market, Inc.	5,700	222,414
*Winn-Dixie Stores, Inc.	59,401	749,047

Total Consumer Staples		73,647,350

Energy — (7.9%)
*Abraxas Petroleum Corp.	18,724	53,925
Adams Resources & Energy, Inc.	3,393	64,162
#*Allis-Chalmers Energy, Inc.	54,600	220,038
Alon USA Energy, Inc.	35,500	259,505
*Alpha Natural Resources, Inc.	19,528	919,378
*American Oil & Gas, Inc.	24,069	173,297
Anadarko Petroleum Corp.	62,467	3,882,949
Apache Corp.	25,800	2,625,408
*Approach Resources, Inc.	9,925	88,829
Arch Coal, Inc.	18,267	493,209
*Arena Resources, Inc.	7,400	273,282
*Atlas Energy, Inc.	28,794	1,038,888
*ATP Oil & Gas Corp.	41,600	759,616
*Atwood Oceanics, Inc.	8,204	298,708
#*Baker Hughes, Inc.	26,240	1,305,699
*Barnwell Industries, Inc.	3,656	16,086
*Basic Energy Services, Inc.	29,589	302,104
#Berry Petroleum Corp. Class A	33,301	1,077,953
*Bill Barrett Corp.	28,894	984,708
*BioFuel Energy Corp.	9,998	26,195
*Bolt Technology Corp.	7,066	78,221
#*BPZ Resources, Inc.	7,000	46,340
*Brigham Exploration Co.	35,362	689,913
*Bristow Group, Inc.	30,563	1,183,094
*Bronco Drilling Co., Inc.	23,115	110,490
#Cabot Oil & Gas Corp.	11,100	401,043
*Cal Dive International, Inc.	80,176	525,955
*Callon Petroleum Co.	8,287	50,302
*Cameron International Corp.	17,238	680,211
*Cano Petroleum, Inc.	1,600	1,856
CARBO Ceramics, Inc.	12,100	886,325
#*Carrizo Oil & Gas, Inc.	8,700	190,878
*Cheniere Energy, Inc.	22,270	92,420
Chesapeake Energy Corp.	58,015	1,380,757
Chevron Corp.	81,807	6,662,362
Cimarex Energy Co.	35,546	2,419,972
*Clayton Williams Energy, Inc.	10,200	473,892
*Clean Energy Fuels Corp.	10,700	188,534
*CNX Gas Corp.	7,000	267,890
*Complete Production Services, Inc.	67,541	1,019,194
*Comstock Resources, Inc.	12,200	391,132
*Concho Resources, Inc.	11,600	659,112
ConocoPhillips	197,546	11,692,748
Consol Energy, Inc.	800	35,744
*Contango Oil & Gas Co.	12,750	699,975
*Continental Resources, Inc.	487	23,941
*CREDO Petroleum Corp.	7,803	75,689
*Crosstex Energy, Inc.	49,305	445,224
*CVR Energy, Inc.	46,400	393,936
*Dawson Geophysical Co.	6,620	193,900
Delek US Holdings, Inc.	54,500	382,045
#*Delta Petroleum Corp.	13,018	20,048

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Denbury Resources, Inc.	115,163	$2,205,371
Devon Energy Corp.	28,626	1,927,389
*DHT Holdings, Inc.	1,035	4,885
#Diamond Offshore Drilling, Inc.	3,300	261,030
*Double Eagle Petroleum Co.	7,874	37,402
*Dresser-Rand Group, Inc.	11,100	391,608
*Dril-Quip, Inc.	7,700	446,061
*Energy Partners, Ltd.	7,747	105,901
*ENGlobal Corp.	20,650	73,308
EOG Resources, Inc.	15,703	1,760,620
*Evolution Petroleum Corp.	14,588	87,236
EXCO Resources, Inc.	40,000	742,000
#*Exterran Holdings, Inc.	55,272	1,611,179
Exxon Mobil Corp.	85,572	5,806,060
#*FMC Technologies, Inc.	1,600	108,304
*Forest Oil Corp.	41,430	1,213,899
#Frontier Oil Corp.	54,600	829,920
*FX Energy, Inc.	19,566	84,329
General Maritime Corp.	40,212	326,119
*Geokinetics, Inc.	7,931	69,317
#*GeoResources, Inc.	17,862	306,512
*Global Industries, Ltd.	63,561	425,859
*GMX Resources, Inc.	7,500	60,075
#*Goodrich Petroleum Corp.	5,200	88,036
#*Green Plains Renewable Energy, Inc.	19,029	261,268
Gulf Island Fabrication, Inc.	12,723	304,970
*Gulfmark Offshore, Inc.	18,500	637,695
*Gulfport Energy Corp.	25,213	315,162
*Harvest Natural Resources, Inc.	50,500	445,915
*Helix Energy Solutions Group, Inc.	86,796	1,265,486
Helmerich & Payne, Inc.	19,900	808,338
*Hercules Offshore, Inc.	61,300	242,748
Hess Corp.	22,550	1,433,052
*HKN, Inc.	5,544	17,076
#Holly Corp.	26,117	705,159
#*Hornbeck Offshore Services, Inc.	20,200	494,294
Houston American Energy Corp.	2,479	32,475
*Infinity, Inc.	6,600	12,870
*International Coal Group, Inc.	133,000	700,910
#*ION Geophysical Corp.	101,128	607,779
*James River Coal Co.	7,400	139,268
#*Key Energy Services, Inc.	95,858	1,041,018
*Kodiak Oil & Gas Corp.	2,900	11,542
Lufkin Industries, Inc.	11,031	939,069
Marathon Oil Corp.	94,908	3,051,292
*Mariner Energy, Inc.	63,471	1,515,687
Massey Energy Co.	34,477	1,262,893
*Matrix Service Co.	23,374	248,466
*McMoran Exploration Co.	5,600	66,864
*Meridian Resource Corp.	32,383	9,394
*Mitcham Industries, Inc.	10,465	76,499
Murphy Oil Corp.	13,000	781,950
#*Nabors Industries, Ltd.	128,549	2,772,802
National-Oilwell, Inc.	51,930	2,286,478
*Natural Gas Services Group, Inc.	13,910	249,406
*New Concept Energy, Inc.	228	912
*Newfield Exploration Co.	35,200	2,048,288
*Newpark Resources, Inc.	86,694	579,116
Noble Energy, Inc.	12,000	916,800
*Northern Oil & Gas, Inc.	7,200	117,072
Occidental Petroleum Corp.	26,000	2,305,160

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Oceaneering International, Inc.	3,600	$235,800
*Oil States International, Inc.	33,148	1,601,380
*OMNI Energy Services Corp.	300	996
#Overseas Shipholding Group, Inc.	29,609	1,482,227
*OYO Geospace Corp.	4,609	229,067
Panhandle Oil & Gas, Inc.	7,429	185,428
*Parker Drilling Co.	105,692	584,477
#*Patriot Coal Corp.	55,360	1,090,038
#Patterson-UTI Energy, Inc.	121,449	1,856,955
Peabody Energy Corp.	6,800	317,696
Penn Virginia Corp.	36,251	924,763
*Petrohawk Energy Corp.	47,240	1,019,912
*Petroleum Development Corp.	22,819	534,193
#*PetroQuest Energy, Inc.	55,200	326,232
*PHI, Inc. Non-Voting	11,103	230,831
*PHI, Inc. Voting	800	16,856
*Pioneer Drilling Co.	46,600	342,044
#Pioneer Natural Resources Co.	54,700	3,507,911
*Plains Exploration & Production Co.	65,051	1,906,645
*Pride International, Inc.	72,992	2,213,847
*Pyramid Oil Co.	500	2,670
*Quicksilver Resources, Inc.	18,305	253,890
Range Resources Corp.	10,900	520,584
*Rex Energy Corp.	29,489	392,204
*Rosetta Resources, Inc.	45,496	1,132,850
*Rowan Cos., Inc.	92,348	2,751,970
#*Royale Energy, Inc.	3,000	6,780
RPC, Inc.	50,750	692,738
*SandRidge Energy, Inc.	14,484	108,775
*SEACOR Holdings, Inc.	19,732	1,660,842
*Seahawk Drilling, Inc.	4,632	77,169
Smith International, Inc.	26,615	1,271,132
Southern Union Co.	12,700	331,851
*Southwestern Energy Co.	7,400	293,632
Spectra Energy Corp.	4,800	112,032
#St. Mary Land & Exploration Co.	31,532	1,268,848
*Stone Energy Corp.	37,356	608,903
#*SulphCo, Inc.	2,492	955
Sunoco, Inc.	63,291	2,074,679
*Superior Energy Services, Inc.	42,705	1,155,597
*Superior Well Services, Inc.	25,890	375,405
*Swift Energy Corp.	31,670	1,145,821
*Syntroleum Corp.	2,427	5,485
*T-3 Energy Services, Inc.	12,100	359,975
*Teekay Corp.	16,174	405,159
#Tesoro Petroleum Corp.	78,740	1,035,431
*Tetra Technologies, Inc.	61,497	755,798
*TGC Industries, Inc.	17,087	70,397
Tidewater, Inc.	38,935	2,087,305
*Toreador Resources Corp.	11,814	107,153
*Trico Marine Services, Inc.	16,502	54,127
#*Tri-Valley Corp.	5,446	6,426
*Union Drilling, Inc.	20,003	132,620
*Unit Corp.	36,773	1,756,646
*Uranium Energy Corp.	7,998	22,874
*USEC, Inc.	117,103	702,618
VAALCO Energy, Inc.	42,308	237,348
Valero Energy Corp.	70,379	1,463,179
*Venoco, Inc.	2,300	34,270
*Verenium Corp.	1,741	7,190
#W&T Offshore, Inc.	39,300	372,171

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Warren Resources, Inc.	59,040	$211,363
#*Western Refining, Inc.	44,600	239,056
*Westmoreland Coal Co.	2,720	38,243
*Whiting Petroleum Corp.	28,196	2,546,945
#*Willbros Group, Inc.	33,600	421,680
#World Fuel Services Corp.	23,040	655,027
XTO Energy, Inc.	69,919	3,322,551

Total Energy		146,802,337

Financials — (20.1%)
*1st Constitution Bancorp	2,176	18,170
1st Source Corp.	20,920	400,200
21st Century Holding Co.	6,300	22,995
Abington Bancorp, Inc.	28,638	272,347
Access National Corp.	6,073	38,017
Advance America Cash Advance Centers, Inc.	56,198	321,453
#*Affiliated Managers Group, Inc.	1,375	115,747
*Affirmative Insurance Holdings, Inc.	8,729	40,328
Aflac, Inc.	12,183	620,846
*Allegheny Corp.	6,701	1,991,269
Alliance Bancorp, Inc. of Pennsylvania	3,299	27,481
Alliance Financial Corp.	2,074	62,158
Allied World Assurance Co. Holdings, Ltd.	41,779	1,820,311
Allstate Corp. (The)	86,740	2,833,796
*Altisource Portfolio Solutions SA	16,269	393,059
—#*Amcore Financial, Inc.	18,053	14,262
American Capital, Ltd.	256,962	1,577,747
American Equity Investment Life Holding Co.	54,900	577,548
American Express Co.	15,630	720,856
American Financial Group, Inc.	129,237	3,803,445
*American Independence Corp.	2,850	15,960
American National Bankshares, Inc.	4,568	99,171
American National Insurance Co.	21,779	2,399,175
American Physicians Capital, Inc.	7,598	254,077
American River Bankshares	4,347	37,428
*American Safety Insurance Holdings, Ltd.	8,200	132,676
*American Spectrum Realty, Inc.	200	5,122
#*AmericanWest Bancorporation	8,355	2,590
#*AmeriCredit Corp.	101,831	2,437,834
Ameriprise Financial, Inc.	71,956	3,335,880
Ameris Bancorp	9,539	106,169
*AMERISAFE, Inc.	18,400	314,640
*AmeriServe Financial, Inc.	16,785	37,598
AmTrust Financial Services, Inc.	45,962	626,462
#*Anchor Bancorp Wisconsin, Inc.	7,702	7,702
AON Corp.	15,000	636,900
*Arch Capital Group, Ltd.	8,751	661,401
Argo Group International Holdings, Ltd.	27,436	905,114
Arrow Financial Corp.	9,048	251,534
Aspen Insurance Holdings, Ltd.	60,287	1,626,543
*Asset Acceptance Capital Corp.	26,584	195,658
Associated Banc-Corp.	94,137	1,367,811
Assurant, Inc.	51,480	1,875,416
Assured Guaranty, Ltd.	37,739	813,275
Asta Funding, Inc.	10,848	83,855
#Astoria Financial Corp.	80,121	1,293,153
*Atlantic American Corp.	5,179	9,322
*Atlantic Coast Federal Corp.	5,334	14,668
Auburn National Bancorporation, Inc.	831	16,653
*Avatar Holdings, Inc.	4,770	113,717
Axis Capital Holdings, Ltd.	60,903	1,898,346

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*B of I Holding, Inc.	6,999	$123,392
Baldwin & Lyons, Inc.	489	11,614
Baldwin & Lyons, Inc. Class B	9,315	233,713
BancFirst Corp.	12,219	539,347
Bancorp Rhode Island, Inc.	2,945	84,433
*Bancorp, Inc.	17,321	153,637
BancorpSouth, Inc.	34,466	763,077
#BancTrust Financial Group, Inc.	8,861	54,850
Bank Mutual Corp.	46,438	330,639
Bank of America Corp.	677,111	12,072,889
Bank of Commerce Holdings	4,452	23,017
#*Bank of Florida Corp.	7,291	7,728
*Bank of Granite Corp.	1,987	3,517
Bank of Hawaii Corp.	6,100	322,568
Bank of Kentucky Financial Corp.	920	17,646
Bank of New York Mellon Corp. (The)	79,504	2,474,960
#Bank of the Ozarks, Inc.	14,210	546,659
*BankAtlantic Bancorp, Inc.	23,074	60,454
BankFinancial Corp.	26,672	257,652
#Banner Corp.	15,519	87,993
Bar Harbor Bankshares	2,177	64,004
BB&T Corp.	46,590	1,548,652
#BCB Bancorp, Inc.	2,765	25,300
*BCSB Bancorp, Inc.	1,226	12,873
*Beach First National Bancshares, Inc.	900	45
Beacon Federal Bancorp, Inc.	3,387	29,806
*Beneficial Mutual Bancorp., Inc.	34,137	338,298
*Berkshire Bancorp, Inc.	2,025	11,664
Berkshire Hills Bancorp, Inc.	11,648	244,608
BGC Partners, Inc. Class A	18,265	119,088
BlackRock, Inc.	3,100	570,400
*BNCCORP, Inc.	700	2,152
#BOK Financial Corp.	12,011	653,759
Boston Private Financial Holdings, Inc.	59,477	471,653
Bridge Bancorp, Inc.	1,985	46,310
*Bridge Capital Holdings	3,100	30,256
*Broadpoint Gleacher Securities, Inc.	50,918	217,929
Brookline Bancorp, Inc.	59,035	648,795
Brooklyn Federal Bancorp, Inc.	5,839	43,792
Brown & Brown, Inc.	45,700	920,398
Bryn Mawr Bank Corp.	6,007	110,349
C&F Financial Corp.	1,400	29,470
*Cadence Financial Corp.	8,374	25,038
Calamos Asset Management, Inc.	4,063	50,584
California First National Bancorp.	5,536	72,411
Camco Financial Corp.	3,400	11,254
Camden National Corp.	6,538	233,603
*Cape Bancorp, Inc.	1,065	7,625
Capital Bank Corp.	2,758	13,073
Capital City Bank Group, Inc.	10,848	190,816
Capital One Financial Corp.	60,269	2,616,277
Capital Properties, Inc.	154	1,374
—Capital Properties, Inc. Class B	154	—
Capital Southwest Corp.	3,200	300,960
CapitalSource, Inc.	190,418	1,136,795
#*Capitol Bancorp, Ltd.	17,260	42,114
Capitol Federal Financial	7,312	275,589
Cardinal Financial Corp.	29,059	318,196
*Cardtronics, Inc.	8,857	123,467
*Carolina Bank Holdings, Inc.	1,000	4,670
Carrollton Bancorp	627	3,229

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Carver Bancorp, Inc.	500	$4,130
Cascade Financial Corp.	5,500	11,055
Cash America International, Inc.	23,100	856,086
Cathay General Bancorp.	49,282	609,618
#*CB Richard Ellis Group, Inc.	2,800	48,496
Center Bancorp, Inc.	15,681	130,466
*Center Financial Corp.	18,570	125,162
CenterState Banks of Florida, Inc.	9,305	111,939
Central Bancorp, Inc.	300	2,829
*Central Jersey Bancorp.	2,415	8,936
#*Central Pacific Financial Corp.	41,740	90,993
Central Virginia Bankshares, Inc.	1,374	3,751
Centrue Financial Corp.	3,001	10,443
Century Bancorp, Inc. Class A	1,500	29,025
CFS Bancorp, Inc.	1,879	9,357
Charter Financial Corp.	243	2,466
#Chemical Financial Corp.	21,557	510,901
*Chicopee Bancorp, Inc.	3,881	49,405
Chubb Corp.	45,208	2,390,147
Cincinnati Financial Corp.	97,478	2,768,375
*CIT Group, Inc.	4,519	183,471
*Citigroup, Inc.	415,636	1,816,329
Citizens Community Bancorp, Inc.	3,663	15,568
*Citizens First Corp.	1,000	7,640
Citizens Holding Co.	1,400	35,364
*Citizens Republic Bancorp, Inc.	9,559	11,949
Citizens South Banking Corp.	4,832	33,148
*Citizens, Inc.	44,892	314,693
#City Holding Co.	12,932	453,137
#City National Corp.	32,034	1,995,078
CKX Lands, Inc.	1,400	17,150
Clifton Savings Bancorp, Inc.	22,512	221,068
CME Group, Inc.	8,719	2,863,407
#*CNA Financial Corp.	129,608	3,644,577
*CNA Surety Corp.	60,376	1,012,506
CNB Financial Corp.	3,209	49,740
CoBiz Financial, Inc.	24,279	173,352
Codorus Valley Bancorp, Inc.	1,838	15,715
Cohen & Steers, Inc.	4,300	116,401
*Colonial Bankshares, Inc.	803	8,090
Colony Bankcorp, Inc.	2,160	15,941
Columbia Banking System, Inc.	26,030	585,154
Comerica, Inc.	81,229	3,411,618
Comm Bancorp, Inc.	1,000	22,665
#Commerce Bancshares, Inc.	14,532	601,915
Commercial National Financial Corp.	1,311	22,687
#Commonwealth Bankshares, Inc.	5,988	26,647
#Community Bank System, Inc.	32,393	799,135
*Community Capital Corp.	2,879	12,783
#Community Trust Bancorp, Inc.	14,018	420,820
*Community West Bancshares	1,100	3,476
*CompuCredit Holdings Corp.	41,480	248,465
*Conseco, Inc.	194,023	1,144,736
Consolidated-Tokoma Land Co.	4,700	160,646
*Consumer Portfolio Services, Inc.	8,702	16,012
*Cowen Group, Inc.	14,616	78,926
*Cowlitz Bancorporation	55	412
*Crawford & Co. Class A	4,500	13,995
*Crawford & Co. Class B	6,169	27,760
*Credit Acceptance Corp.	4,470	201,597
*Crescent Financial Corp.	4,750	17,480

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Cullen Frost Bankers, Inc.	12,700	$753,872
#CVB Financial Corp.	83,508	919,423
Danvers Bancorp, Inc.	19,219	314,231
Delphi Financial Group, Inc. Class A	45,687	1,256,392
Diamond Hill Investment Group, Inc.	400	31,216
Dime Community Bancshares, Inc.	31,095	396,461
Discover Financial Services	249,169	3,852,153
*Dollar Financial Corp.	20,280	474,755
Donegal Group, Inc. Class A	20,351	293,665
Donegal Group, Inc. Class B	3,662	65,019
*Doral Financial Corp.	15,659	84,402
Duff & Phelps Corp.	1,100	17,270
East West Bancorp, Inc.	80,667	1,580,267
Eastern Insurance Holdings, Inc.	8,565	87,791
Eastern Virginia Bankshares, Inc.	2,937	22,762
Eaton Vance Corp.	1,900	66,956
ECB Bancorp, Inc.	500	8,250
#*eHealth, Inc.	12,964	177,736
EMC Insurance Group, Inc.	12,118	293,983
Employers Holdings, Inc.	38,659	637,100
*Encore Bancshares, Inc.	4,289	44,134
*Encore Capital Group, Inc.	22,216	511,190
Endurance Specialty Holdings, Ltd.	60,188	2,217,928
*Enstar Group, Ltd.	6,555	433,417
Enterprise Bancorp, Inc.	4,510	56,059
Enterprise Financial Services Corp.	9,653	101,453
Erie Indemnity Co.	10,793	499,824
ESB Financial Corp.	9,145	130,774
ESSA Bancorp, Inc.	17,135	216,415
Evans Bancorp, Inc.	968	14,588
Evercore Partners, Inc. Class A	2,377	85,192
Everest Re Group, Ltd.	28,193	2,160,993
*EzCorp, Inc.	19,038	394,277
F.N.B. Corp.	76,514	713,110
Farmers Capital Bank Corp.	4,778	40,279
FBL Financial Group, Inc. Class A	26,096	674,321
#Federal Agricultural Mortgage Corp.	6,229	140,277
#Federal Agricultural Mortgage Corp. Class A	200	3,228
#Federated Investors, Inc.	3,300	79,596
Fidelity Bancorp, Inc.	517	4,521
Fidelity National Financial, Inc.	164,569	2,498,157
*Fidelity Southern Corp.	6,461	57,633
Fifth Third Bancorp.	207,041	3,086,981
Financial Institutions, Inc.	9,553	153,612
*First Acceptance Corp.	27,407	54,540
First Advantage Bancorp.	2,398	25,778
First American Corp.	90,626	3,132,941
First Bancorp (318672102)	3,300	6,996
First Bancorp (318910106)	13,641	222,485
First Bancorp of Indiana, Inc.	200	2,150
First Bancorp, Inc.	5,072	80,594
*First Bancshares, Inc.	700	6,038
First Busey Corp.	30,415	153,596
First Business Financial Services, Inc.	1,805	18,050
#*First California Financial Group, Inc.	2,500	8,250
*First Cash Financial Services, Inc.	10,205	225,122
First Citizens BancShares, Inc.	4,500	927,000
First Commonwealth Financial Corp.	73,700	482,735
First Community Bancshares, Inc.	5,751	95,754
First Defiance Financial Corp.	7,359	99,346
First Federal Bancshares of Arkansas, Inc.	6,531	22,140

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Federal of Northern Michigan Bancorp, Inc.	800	$1,200
First Financial Bancorp.	44,198	844,624
First Financial Bankshares, Inc.	10,400	556,192
First Financial Corp.	11,844	345,253
First Financial Holdings, Inc.	13,203	186,426
First Financial Northwest, Inc.	12,698	81,902
First Financial Service Corp.	1,670	14,178
*First Horizon National Corp.	145,287	2,055,811
*First Keystone Financial, Inc.	452	5,994
First M&F Corp.	4,726	21,362
*First Marblehead Corp. (The)	10,599	37,202
#*First Mariner Bancorp, Inc.	1,155	1,964
First Merchants Corp.	17,920	156,621
First Mercury Financial Corp.	20,455	268,165
First Midwest Bancorp, Inc.	54,566	829,403
First Niagara Financial Group, Inc.	143,445	1,993,886
*First Pactrust Bancorp, Inc.	2,422	20,708
First Place Financial Corp.	19,510	99,111
First Security Group, Inc.	10,394	29,727
First South Bancorp, Inc.	7,552	105,275
#First United Corp.	3,697	24,585
First West Virginia Bancorp, Inc.	317	4,834
Firstbank Corp.	3,247	20,133
*FirstCity Financial Corp.	6,800	49,572
FirstMerit Corp.	44,515	1,046,102
*Flagstar Bancorp, Inc.	17,200	10,922
Flagstone Reinsurance Holdings, Ltd.	61,174	682,090
Flushing Financial Corp.	25,921	352,785
#FNB United Corp.	5,050	8,938
*Forest City Enterprises, Inc. Class A	30,462	470,638
*Forest City Enterprises, Inc. Class B	7,200	112,104
*Forestar Group, Inc.	15,224	343,149
*Fox Chase Bancorp, Inc.	6,089	68,319
*FPIC Insurance Group, Inc.	13,954	379,828
#Franklin Resources, Inc.	4,267	493,436
#*Frontier Financial Corp.	1,687	6,023
#Fulton Financial Corp.	142,208	1,493,184
*GAINSCO, Inc.	1,397	12,224
Gallagher (Arthur J.) & Co.	11,866	311,720
GAMCO Investors, Inc.	2,657	122,249
*Genworth Financial, Inc.	227,807	3,763,372
German American Bancorp, Inc.	10,812	172,019
GFI Group, Inc.	70,596	487,112
#Glacier Bancorp, Inc.	36,075	667,027
Goldman Sachs Group, Inc. (The)	27,218	3,952,054
Great Southern Bancorp, Inc.	12,602	307,363
#*Greene Bancshares, Inc.	11,638	147,104
Greenhill & Co., Inc.	3,600	316,404
*Greenlight Capital Re, Ltd.	23,549	603,325
GS Financial Corp.	727	9,920
*Guaranty Bancorp.	14,835	23,291
*Guaranty Federal Bancshares, Inc.	1,886	11,844
#*Habersham Bancorp.	202	297
*Hallmark Financial Services, Inc.	22,381	262,082
Hampden Bancorp, Inc.	3,295	32,291
#Hampton Roads Bankshares, Inc.	6,997	20,221
Hancock Holding Co.	10,600	433,328
#*Hanmi Financial Corp.	31,052	92,535
Hanover Insurance Group, Inc.	50,046	2,254,572
#Harleysville Group, Inc.	23,702	758,938
Harleysville Savings Financial Corp.	2,678	39,340

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Harris & Harris Group, Inc.	22,012	$106,758
Hartford Financial Services Group, Inc.	89,153	2,547,101
Hawthorn Bancshares, Inc.	1,042	13,744
HCC Insurance Holdings, Inc.	93,600	2,544,984
Heartland Financial USA, Inc.	10,941	209,083
*Heritage Commerce Corp.	12,448	68,713
*Heritage Financial Corp.	8,107	124,118
Heritage Financial Group	4,875	61,084
HF Financial Corp.	2,308	26,611
*HFF, Inc.	5,294	46,693
*Hilltop Holdings, Inc.	52,374	614,347
Hingham Institution for Savings	389	14,366
*HMN Financial, Inc.	1,450	9,338
*Home Bancorp, Inc.	600	8,322
Home Bancshares, Inc.	20,176	567,349
Home Federal Bancorp, Inc.	18,329	291,981
*Homeowners Choice, Inc.	2,300	15,663
HopFed Bancorp, Inc.	1,050	14,107
Horace Mann Educators Corp.	34,386	591,783
Horizon Bancorp	1,495	32,890
#*Horizon Financial Corp.	6,509	111
Hudson City Bancorp, Inc.	69,632	926,106
Huntington Bancshares, Inc.	399,149	2,702,239
IBERIABANK Corp.	15,378	947,900
Independence Holding Co.	12,385	99,204
Independent Bank Corp. (453836108)	18,183	471,667
#Independent Bank Corp. (453838104)	4,374	5,030
Indiana Community Bancorp	2,163	26,497
Infinity Property & Casualty Corp.	13,328	614,821
Integra Bank Corp.	8,922	11,063
#*Interactive Brokers Group, Inc.	16,143	276,691
*IntercontinentalExchange, Inc.	5,100	594,813
*Intergroup Corp. (The)	235	3,635
*International Assets Holding Corp.	6,754	109,212
#International Bancshares Corp.	56,309	1,360,989
*Intervest Bancshares Corp.	5,400	33,750
Invesco, Ltd.	59,526	1,368,503
*Investment Technology Group, Inc.	27,200	472,464
*Investors Bancorp, Inc.	82,637	1,149,481
*Investors Capital Holdings, Ltd.	2,848	5,126
Investors Title Co.	1,068	34,710
Janus Capital Group, Inc.	43,696	615,240
#Jefferies Group, Inc.	22,500	612,450
Jefferson Bancshares, Inc.	2,270	10,556
*Jesup & Lamont, Inc.	1,700	578
JMP Group, Inc.	18,400	142,416
#Jones Lang LaSalle, Inc.	6,476	510,827
JPMorgan Chase & Co.	539,281	22,962,585
*KBW, Inc.	11,948	357,843
Kearny Financial Corp.	56,045	573,340
Kentucky First Federal Bancorp	2,317	22,961
KeyCorp.	396,640	3,577,693
K-Fed Bancorp	9,735	97,447
*Knight Capital Group, Inc.	31,100	483,605
Lakeland Bancorp, Inc.	23,756	249,438
Lakeland Financial Corp.	12,247	255,472
Landmark Bancorp, Inc.	1,652	26,449
Legacy Bancorp, Inc.	7,168	67,164
Legg Mason, Inc.	74,470	2,359,954
*Leucadia National Corp.	15,200	384,712
#Life Partners Holdings, Inc.	4,151	95,888

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Lincoln National Corp.	134,039	$4,100,253
LNB Bancorp, Inc.	3,340	18,337
#Loews Corp.	67,067	2,497,575
*Louisiana Bancorp, Inc.	2,800	41,440
LSB Corp.	2,282	31,925
LSB Financial Corp.	426	5,427
#M&T Bank Corp.	50,301	4,393,792
#*Macatawa Bank Corp.	13,636	26,590
*Magyar Bancorp, Inc.	1,267	5,752
MainSource Financial Group, Inc.	18,828	152,319
#*Markel Corp.	1,250	478,550
MarketAxess Holdings, Inc.	31,222	490,810
*Marlin Business Services Corp.	11,982	137,913
Marsh & McLennan Cos., Inc.	24,200	586,124
Marshall & Ilsley Corp.	177,964	1,619,472
*Maui Land & Pineapple Co., Inc.	4,186	21,056
Max Capital Group, Ltd.	19,465	434,069
Mayflower Bancorp, Inc.	325	2,480
MB Financial, Inc.	43,940	1,076,530
*MBIA, Inc.	250,743	2,402,118
#MBT Financial Corp.	8,765	25,594
*MCG Capital Corp.	66,455	440,597
Meadowbrook Insurance Group, Inc.	73,592	581,377
Medallion Financial Corp.	17,364	138,912
#*Mercantile Bancorp, Inc.	3,683	11,786
Mercantile Bank Corp.	2,879	17,188
Mercer Insurance Group, Inc.	4,914	90,172
Merchants Bancshares, Inc.	3,461	80,607
Mercury General Corp.	40,427	1,818,811
*Meridian Interstate Bancorp, Inc.	6,421	73,970
Meta Financial Group, Inc.	750	20,858
MetLife, Inc.	99,035	4,514,015
*Metro Bancorp, Inc.	4,208	57,103
*MetroCorp Bancshares, Inc.	5,373	18,913
*MF Global Holdings, Ltd.	103,824	957,257
*MGIC Investment Corp.	89,571	934,226
MicroFinancial, Inc.	6,600	26,400
Mid Penn Bancorp, Inc.	536	5,494
MidSouth Bancorp, Inc.	3,791	60,846
#*Midwest Banc Holdings, Inc.	11,394	4,899
MidWestOne Financial Group, Inc.	2,721	38,856
Monroe Bancorp	979	7,294
Montpelier Re Holdings, Ltd.	63,839	1,059,727
Morgan Stanley	142,315	4,300,759
MutualFirst Financial, Inc.	3,632	32,652
*Nara Bancorp, Inc.	36,200	325,800
*NASDAQ OMX Group, Inc. (The)	93,414	1,961,694
*National Financial Partners Corp.	38,200	587,898
National Interstate Corp.	17,157	358,410
#National Penn Bancshares, Inc.	91,031	666,347
National Security Group, Inc.	147	2,004
National Western Life Insurance Co. Class A	1,424	272,183
Naugatuck Valley Financial Corp.	126	886
*Navigators Group, Inc.	16,889	677,756
#NBT Bancorp, Inc.	25,787	631,008
Nelnet, Inc. Class A	33,555	669,758
*New Century Bancorp, Inc.	2,187	13,188
New England Bancshares, Inc.	3,674	30,862
New Hampshire Thrift Bancshares, Inc.	2,909	31,795
New Westfield Financial, Inc.	30,443	277,031
#New York Community Bancorp, Inc.	103,483	1,704,365

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
NewAlliance Bancshares, Inc.	97,464	$1,269,956
*NewBridge Bancorp	4,946	23,494
*Newport Bancorp, Inc.	641	7,772
*NewStar Financial, Inc.	12,861	98,515
*North Valley Bancorp	1,800	4,770
Northeast Bancorp	400	5,212
Northeast Community Bancorp, Inc.	7,972	48,709
Northern Trust Corp.	5,300	291,394
Northfield Bancorp, Inc.	31,429	463,892
Northrim Bancorp, Inc.	3,919	67,642
Northwest Bancshares, Inc.	85,811	1,071,779
Norwood Financial Corp.	1,000	27,740
NYMAGIC, Inc.	4,100	91,020
NYSE Euronext, Inc.	84,954	2,772,049
Ocean Shore Holding Co.	5,988	68,862
OceanFirst Financial Corp.	10,835	139,338
#*Ocwen Financial Corp.	85,077	982,639
Ohio Valley Banc Corp.	1,153	24,029
Old National Bancorp	61,144	819,941
Old Republic International Corp.	192,589	2,890,761
#Old Second Bancorp, Inc.	11,059	63,257
OneBeacon Insurance Group, Ltd.	25,045	406,230
*optionsXpress Holdings, Inc.	18,074	320,814
Oriental Financial Group, Inc.	20,500	342,760
Oritani Financial Corp.	6,999	116,113
Osage Bancshares, Inc.	1,700	14,628
#*PAB Bankshares, Inc.	2,754	7,546
#*Pacific Capital Bancorp	17,083	29,724
Pacific Continental Corp.	6,811	78,939
*Pacific Mercantile Bancorp	8,508	42,455
*Pacific Premier Bancorp, Inc.	2,106	10,446
#PacWest Bancorp	27,200	653,072
Pamrapo Bancorp, Inc.	3,350	25,494
#*Park Bancorp, Inc.	200	842
#Park National Corp.	11,130	762,405
Parkvale Financial Corp.	3,212	32,345
PartnerRe, Ltd.	37,797	2,932,291
Patriot National Bancorp	1,500	3,375
Peapack-Gladstone Financial Corp.	4,196	58,324
Penns Woods Bancorp, Inc.	1,402	44,934
*Penson Worldwide, Inc.	22,765	213,991
Peoples Bancorp of North Carolina	3,297	23,178
Peoples Bancorp, Inc. (709788202)	1,500	21,675
Peoples Bancorp, Inc. (709789101)	9,583	166,169
People’s United Financial, Inc.	164,087	2,548,271
#*PHH Corp.	45,440	1,031,034
*Phoenix Cos., Inc. (The)	163,700	528,751
*PICO Holdings, Inc.	17,388	618,143
Pinnacle Bancshares, Inc.	200	1,915
*Pinnacle Financial Partners, Inc.	22,771	347,941
*Piper Jaffray Cos., Inc.	15,300	602,208
#Platinum Underwriters Holdings, Ltd.	33,628	1,251,298
*PMA Capital Corp.	26,251	180,344
*PMI Group, Inc. (The)	45,601	237,581
PNC Financial Services Group, Inc.	47,159	3,169,556
Porter Bancorp, Inc.	6,533	92,442
#*Portfolio Recovery Associates, Inc.	11,283	749,981
#*Preferred Bank	8,100	15,714
Premier Financial Bancorp, Inc.	2,494	23,942
Presidential Life Corp.	3,200	37,696
*Primus Guaranty, Ltd.	2,172	9,796

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Princeton National Bancorp, Inc.	2,474	$22,241
#Principal Financial Group, Inc.	38,072	1,112,464
PrivateBancorp, Inc.	30,600	438,192
*ProAssurance Corp.	25,900	1,578,605
Progressive Corp.	20,235	406,521
#Prosperity Bancshares, Inc.	37,500	1,470,750
Protective Life Corp.	63,981	1,540,023
Providence Community Bancshares, Inc.	300	765
Provident Financial Holdings, Inc.	9,500	57,000
Provident Financial Services, Inc.	53,908	710,507
Provident New York Bancorp	42,292	434,339
Prudential Bancorp, Inc. of Pennsylvania	5,398	41,673
Prudential Financial, Inc.	55,556	3,531,139
PSB Holdings, Inc.	3,137	13,960
Pulaski Financial Corp.	6,577	46,236
QC Holdings, Inc.	11,659	60,510
Radian Group, Inc.	49,063	696,204
#Raymond James Financial, Inc.	30,650	939,116
Regions Financial Corp.	512,822	4,533,346
Reinsurance Group of America, Inc.	59,129	3,052,830
RenaissanceRe Holdings, Ltd.	12,552	702,284
Renasant Corp.	21,793	360,238
Republic Bancorp, Inc. Class A	6,219	150,189
*Republic First Bancorp, Inc.	5,474	20,418
Resource America, Inc.	10,830	64,005
Rewards Network, Inc.	7,266	94,603
#*RiskMetrics Group, Inc.	1,400	31,416
*Riverview Bancorp, Inc.	5,833	20,707
#RLI Corp.	17,100	991,800
Rockville Financial, Inc.	15,686	189,173
*Rodman & Renshaw Capital Group, Inc.	14,000	60,480
Roma Financial Corp.	15,965	186,790
Rome Bancorp, Inc.	5,356	46,062
#*Royal Bancshares of Pennsylvania, Inc. Class A	4,880	18,788
Rurban Financial Corp.	3,194	22,757
S&T Bancorp, Inc.	19,671	473,088
S.Y. Bancorp, Inc.	10,628	252,309
*Safeguard Scientifics, Inc.	16,950	233,232
Safety Insurance Group, Inc.	16,093	600,108
Salisbury Bancorp, Inc.	856	20,715
Sanders Morris Harris Group, Inc.	17,044	101,753
Sandy Spring Bancorp, Inc.	13,595	237,233
Savannah Bancorp, Inc. (The)	1,871	21,142
SCBT Financial Corp.	10,702	425,833
Seabright Insurance Holdings	19,615	213,411
*Seacoast Banking Corp. of Florida	24,205	52,767
*Security National Financial Corp. Class A	1,848	5,156
SEI Investments Co.	12,500	280,750
Selective Insurance Group, Inc.	47,665	796,482
Shore Bancshares, Inc.	4,135	58,262
*SI Financial Group, Inc.	2,598	16,575
*Siebert Financial Corp.	9,393	20,383
#Sierra Bancorp	7,216	90,056
*Signature Bank	18,700	755,106
#Simmons First National Corp.	11,097	311,604
*SLM Corp.	30,766	376,576
Smithtown Bancorp, Inc.	10,386	48,295
Somerset Hills Bancorp	1,264	11,148
South Financial Group, Inc.	55,938	43,072
South Street Financial Corp.	400	1,210
*Southcoast Financial Corp.	3,941	14,897

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Southern Community Financial Corp.	7,908	$21,826
*Southern Connecticut Bancorp, Inc.	700	4,732
*Southern First Bancshares, Inc.	1,884	15,543
Southern Missouri Bancorp, Inc.	538	7,640
Southside Bancshares, Inc.	10,979	236,922
Southwest Bancorp, Inc.	14,208	208,289
Southwest Georgia Financial Corp.	1,854	17,150
*St. Joe Co. (The)	4,592	151,720
StanCorp Financial Group, Inc.	26,425	1,188,068
State Auto Financial Corp.	38,579	690,178
State Bancorp, Inc.	11,070	109,593
State Street Corp.	13,779	599,386
StellarOne Corp.	19,142	285,407
Sterling Bancorp.	20,266	217,049
Sterling Bancshares, Inc.	62,237	365,954
#*Sterling Financial Corp.	18,264	15,897
#Stewart Information Services Corp.	12,309	140,076
*Stifel Financial Corp.	9,300	533,169
*Stratus Properties, Inc.	6,255	69,743
Student Loan Corp.	11,604	327,697
#Suffolk Bancorp	7,083	219,927
*Sun Bancorp, Inc.	23,334	126,004
SunTrust Banks, Inc.	63,715	1,885,964
#*Superior Bancorp	4,784	16,935
#Susquehanna Bancshares, Inc.	103,799	1,131,409
*Sussex Bancorp	1,090	6,889
#*SVB Financial Group	19,941	981,695
SWS Group, Inc.	23,777	263,211
#Synovus Financial Corp.	350,450	1,054,854
T Rowe Price Group, Inc.	5,200	299,052
#*Taylor Capital Group, Inc.	9,048	123,958
#TCF Financial Corp.	16,325	304,135
*TD Ameritrade Holding Corp.	27,755	555,655
Teche Holding Co.	1,115	35,658
*Tejon Ranch Co.	3,643	104,773
*Tennessee Commerce Bancorp, Inc.	2,100	21,483
#*Teton Advisors, Inc.	39	430
*Texas Capital Bancshares, Inc.	28,300	563,170
TF Financial Corp.	1,506	28,614
TFS Financial Corp.	19,309	273,029
Thomas Properties Group, Inc.	21,136	96,592
*Thomas Weisel Partners Group, Inc.	27,594	216,613
#*TIB Financial Corp.	1,926	1,849
*Tidelands Bancshares, Inc.	2,183	4,912
*TierOne Corp.	4,800	2,160
Timberland Bancorp, Inc.	2,484	12,196
Tompkins Financial Corp.	6,503	264,152
#Torchmark Corp.	31,372	1,679,657
Tower Bancorp, Inc.	880	22,651
*Tower Financial Corp.	1,049	8,287
Tower Group, Inc.	26,001	599,583
#TowneBank	5,790	92,814
*TradeStation Group, Inc.	38,394	320,974
Transatlantic Holdings, Inc.	38,423	1,910,776
Travelers Cos., Inc. (The)	73,100	3,709,094
*Tree.com, Inc.	8,197	74,593
#TriCo Bancshares	13,711	261,057
Trustco Bank Corp.	38,173	253,850
Trustmark Corp.	46,300	1,133,424
U.S. Bancorp	58,447	1,564,626
UMB Financial Corp.	21,996	926,472

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Umpqua Holdings Corp.	82,156	$1,227,411
Union Bankshares, Inc.	1,370	25,345
Union First Market Bankshares Corp.	11,135	186,845
*United America Indemnity, Ltd.	19,076	181,222
United Bancshares, Inc. (909458101)	1,876	17,916
#United Bancshares, Inc. (909907107)	32,728	950,421
United Community Bancorp	1,350	9,990
*United Community Banks, Inc.	27,795	162,323
*United Community Financial Corp.	7,148	14,296
United Financial Bancorp, Inc.	17,480	244,370
United Fire & Casualty Co.	30,811	704,648
*United PanAm Financial Corp.	8,400	27,552
#United Security Bancshares, Inc. (911459105)	600	9,318
#*United Security Bancshares, Inc. (911460103)	9,196	43,222
United Western Bancorp, Inc.	6,044	11,061
Unitrin, Inc.	67,798	1,983,092
*Unity Bancorp, Inc.	3,433	18,847
Universal Insurance Holdings, Inc.	39,088	197,394
Univest Corp. of Pennsylvania	12,316	241,024
Unum Group	203,475	4,979,033
#Validus Holdings, Ltd.	71,717	1,833,804
#Valley National Bancorp	25,143	408,322
ViewPoint Financial Group	13,557	230,876
#*Virginia Commerce Bancorp, Inc.	17,450	124,418
*Virtus Investment Partners, Inc.	595	14,417
VIST Financial Corp.	3,772	35,457
#*Waccamaw Bankshares, Inc.	468	1,306
Waddell & Reed Financial, Inc.	6,316	234,450
Wainwright Bank & Trust Co.	5,467	52,647
Washington Banking Co.	13,106	188,595
Washington Federal, Inc.	94,812	1,950,283
Washington Trust Bancorp, Inc.	13,137	237,911
*Waterstone Financial, Inc.	23,539	90,861
Wayne Savings Bancshares, Inc.	1,484	12,555
Webster Financial Corp.	69,681	1,443,790
Wells Fargo & Co.	215,157	7,123,848
#WesBanco, Inc.	22,620	436,114
Wesco Financial Corp.	3,790	1,436,600
West Bancorporation	16,775	136,381
West Coast Bancorp	17,219	59,233
#Westamerica Bancorporation	8,255	485,146
*Western Alliance Bancorp	34,935	303,934
Westwood Holdings Group, Inc.	1,540	59,290
White Mountains Insurance Group, Ltd.	7,031	2,415,852
White River Capital, Inc.	1,800	26,226
#Whitney Holding Corp.	80,717	1,105,823
Wilber Corp.	5,469	37,244
#Wilmington Trust Corp.	35,500	615,215
Wilshire Bancorp, Inc.	27,788	301,778
#Wintrust Financial Corp.	23,599	880,243
#*World Acceptance Corp.	13,047	460,298
#WR Berkley Corp.	76,900	2,076,300
WSB Holdings, Inc.	4,002	12,286
WSFS Financial Corp.	600	25,266
WVS Financial Corp.	1,627	22,778
*XL Capital, Ltd.	3,660	65,148
Yadkin Valley Financial Corp.	10,500	48,090
Zenith National Insurance Corp.	32,800	1,240,496
#Zions Bancorporation	102,655	2,949,278
*ZipRealty, Inc.	17,056	75,046

Total Financials		374,344,709

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (7.1%)
*A.D.A.M., Inc.	4,487	$16,826
*Abaxis, Inc.	6,160	159,606
#*ABIOMED, Inc.	38,000	366,320
*Abraxis Bioscience, Inc.	5,125	256,096
*Acadia Pharmaceuticals, Inc.	5,108	8,479
*Accelr8 Technology Corp.	2,200	1,826
*Accelrys, Inc.	32,151	224,735
*Accuray, Inc.	37,851	243,760
*Achillion Pharmaceuticals, Inc.	4,602	12,103
*Acorda Therapeutics, Inc.	6,296	243,970
*Adolor Corp.	14,091	27,477
Aetna, Inc.	29,793	880,383
*Affymax, Inc.	5,700	135,888
#*Affymetrix, Inc.	58,927	408,953
*Air Methods Corp.	11,532	381,479
#*Akorn, Inc.	22,086	46,381
*Albany Molecular Research, Inc.	18,264	146,112
*Alexion Pharmaceuticals, Inc.	5,000	274,400
*Alexza Pharmaceuticals, Inc.	17,836	59,572
*Align Technology, Inc.	14,830	251,813
*Alkermes, Inc.	27,500	360,250
*Alliance HealthCare Services, Inc.	10,900	58,424
*Allied Healthcare International, Inc.	40,893	114,909
*Allied Healthcare Products, Inc.	2,858	11,003
#*Allos Therapeutics, Inc.	21,300	168,270
#*Allscripts-Misys Healthcare Solutions, Inc.	10,951	220,882
*Almost Family, Inc.	7,155	303,086
*Alnylam Pharmaceuticals, Inc.	8,655	146,789
*Alphatec Holdings, Inc.	25,359	169,398
*AMAG Pharmaceuticals, Inc.	1,450	49,517
#*Amedisys, Inc.	5,467	314,790
America Services Group, Inc.	6,697	113,581
*American Dental Partners, Inc.	13,556	174,601
#*American Medical Systems Holdings, Inc.	33,332	597,309
*American Shared Hospital Services	900	2,601
#*AMERIGROUP Corp.	35,600	1,290,144
#AmerisourceBergen Corp.	26,400	814,440
*Amgen, Inc.	25,250	1,448,340
*Amicus Therapeutics, Inc.	2,917	9,480
*AMN Healthcare Services, Inc.	29,942	273,670
*Amsurg Corp.	27,633	572,556
#*Amylin Pharmaceuticals, Inc.	10,897	224,914
*Anadys Pharmaceuticals, Inc.	9,043	22,969
Analogic Corp.	9,690	463,376
*AngioDynamics, Inc.	25,906	414,496
*Anika Therapeutics, Inc.	8,718	61,462
*Animal Health International, Inc.	2,050	5,043
*ARCA Biopharma, Inc.	4,610	24,110
*Arcadia Resources, Inc.	7,300	5,183
*Ardea Biosciences, Inc.	3,061	77,749
*Arena Pharmaceuticals, Inc.	62,500	203,125
*Ariad Pharmaceuticals, Inc.	104,000	366,080
#*Arqule, Inc.	28,700	182,819
*Array BioPharma, Inc.	13,395	49,561
Arrhythmia Research Technology, Inc.	600	4,770
*ArthroCare Corp.	7,259	224,521
*ARYx Therapeutics, Inc.	3,600	3,172
*Assisted Living Concepts, Inc.	9,053	317,760
*athenahealth, Inc.	1,600	46,432
*AtriCure, Inc.	5,776	32,172
Atrion Corp.	1,079	152,981

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*ATS Medical, Inc.	47,174	$188,224
*Auxilium Pharmaceuticals, Inc.	4,100	145,960
Bard (C.R.), Inc.	4,100	354,773
Beckman Coulter, Inc.	4,700	293,280
*Bioanalytical Systems, Inc.	1,915	2,106
*BioClinica, Inc.	14,837	73,740
#*BioCryst Pharmaceuticals, Inc.	22,476	170,818
*Biodel, Inc.	17,233	77,548
*Biogen Idec, Inc.	8,470	451,027
*BioMarin Pharmaceutical, Inc.	7,300	170,601
*BioMimetic Therapeutics, Inc.	20,205	269,333
*Bio-Rad Laboratories, Inc.	4,900	547,281
*Bio-Rad Laboratories, Inc. Class B	1,200	134,268
*Bio-Reference Labs, Inc.	8,550	200,070
*BioScrip, Inc.	28,532	255,076
*BioSpecifics Technologies Corp.	1,400	44,296
*BioSphere Medical, Inc.	5,612	15,209
*BMP Sunstone Corp.	16,933	90,930
*Boston Scientific Corp.	169,360	1,165,197
#*Bovie Medical Corp.	5,200	27,092
*Brookdale Senior Living, Inc.	44,703	961,114
*Bruker BioSciences Corp.	13,400	204,886
*BSD Medical Corp.	4,900	9,065
#*Cadence Pharmaceuticals, Inc.	10,600	103,880
*Caliper Life Sciences, Inc.	21,954	88,036
*Cambrex Corp.	26,899	118,087
Cantel Medical Corp.	16,500	329,340
*Capital Senior Living Corp.	23,449	123,342
*Caraco Pharmaceutical Laboratories, Ltd.	16,579	106,935
*Cardiac Science Corp.	16,662	25,993
Cardinal Health, Inc.	25,963	900,656
*Cardiovascular Systems, Inc.	1,258	6,303
*CareFusion Corp.	35,723	985,240
*Catalyst Health Solutions, Inc.	6,150	260,206
*Celera Corp.	51,289	383,129
*Celgene Corp.	586	36,303
#*Cell Therapeutics, Inc.	40	25
*Celldex Therapeutics, Inc.	3,690	30,147
*Celsion Corp.	1,900	9,690
*Centene Corp.	32,600	746,540
*Cephalon, Inc.	3,308	212,374
#*Cepheid, Inc.	13,400	267,866
#*Cerner Corp.	2,700	229,257
*Charles River Laboratories International, Inc.	9,694	324,555
Chemed Corp.	8,400	462,084
Cigna Corp.	10,100	323,806
*Clinical Data, Inc.	8,805	164,477
*CombiMatrix Corp.	5,505	21,745
*Combinatorx, Inc.	5,440	7,235
*Community Health Systems, Inc.	24,100	984,726
#Computer Programs & Systems, Inc.	3,167	142,705
#*Conceptus, Inc.	6,200	117,428
*Conmed Corp.	27,000	600,480
*Continucare Corp.	51,403	172,200
#Cooper Cos., Inc.	36,590	1,422,985
*Cornerstone Therapeutics, Inc.	1,700	11,883
*Corvel Corp.	6,849	228,072
#*Covance, Inc.	2,600	148,564
*Coventry Health Care, Inc.	91,051	2,161,551
*CPEX Pharmaceuticals, Inc.	930	23,576
*Cross Country Healthcare, Inc.	17,452	174,869

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*CryoLife, Inc.	26,321	$160,821
*Cubist Pharmaceuticals, Inc.	7,700	172,634
*Cutera, Inc.	12,442	143,830
*Cyberonics, Inc.	6,029	117,746
*Cynosure, Inc.	7,100	89,460
*Cypress Bioscience, Inc.	36,400	183,456
*Cytokinetics, Inc.	54,657	175,996
#*Cytori Therapeutics, Inc.	6,999	39,474
*DaVita, Inc.	7,100	443,253
Daxor Corp.	4,092	45,830
*Dendreon Corp.	18,191	986,316
#DENTSPLY International, Inc.	9,000	329,760
*DepoMed, Inc.	16,700	67,301
#*DexCom, Inc.	26,300	287,985
*Dialysis Corp. of America	6,626	74,277
*Digirad Corp.	16,700	36,907
*Dionex Corp.	1,898	154,820
*Durect Corp.	23,066	65,738
*DUSA Pharmaceuticals, Inc.	4,400	10,340
*Dyax Corp.	30,347	106,214
*Dynacq Healthcare, Inc.	2,433	6,569
*Eclipsys Corp.	10,900	225,412
*Edwards Lifesciences Corp.	6,100	628,788
*Emergency Medical Services Corp. Class A	3,700	195,656
*Emergent BioSolutions, Inc.	20,858	339,568
#*Emeritus Corp.	28,900	647,360
*Encision, Inc.	800	1,304
*Endo Pharmaceuticals Holdings, Inc.	4,086	89,483
—#*Endo Pharmaceuticals Solutions	21,829	21,611
*Endologix, Inc.	20,585	95,720
Ensign Group, Inc.	10,462	181,620
*ENTREMED, Inc.	700	481
*Enzo Biochem, Inc.	28,600	170,742
#*Enzon Pharmaceuticals, Inc.	13,000	137,540
*eResearch Technology, Inc.	38,743	285,536
*ev3, Inc.	51,805	991,030
*Exact Sciences Corp.	5,900	26,196
*Exactech, Inc.	10,670	218,308
*Exelixis, Inc.	27,916	161,354
*Five Star Quality Care, Inc.	30,717	90,922
*Forest Laboratories, Inc.	9,100	248,066
*Fresenius Kabi Pharmaceuticals Holding, Inc.	20,127	2,918
#*Genomic Health, Inc.	7,100	113,742
*Genoptix, Inc.	1,500	58,035
#*Gen-Probe, Inc.	3,700	175,343
*Gentiva Health Services, Inc.	33,575	962,931
*Genzyme Corp.	7,700	409,948
*Geron Corp.	39,340	229,352
#*Greatbatch, Inc.	21,800	487,012
#*GTx, Inc.	6,400	20,992
*Haemonetics Corp.	7,100	410,806
*Halozyme Therapeutics, Inc.	14,525	123,753
*Hanger Orthopedic Group, Inc.	24,048	448,255
*Hansen Medical, Inc.	6,681	16,970
*Harbor BioSciences, Inc.	3,586	1,972
*Harvard Bioscience, Inc.	35,325	147,658
*Health Grades, Inc.	9,044	63,398
*Health Net, Inc.	52,229	1,150,083
*HealthSouth Corp.	21,117	432,054
*HealthSpring, Inc.	52,420	922,592
*HealthStream, Inc.	17,632	79,344

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*HealthTronics, Inc.	35,933	$127,562
*Healthways, Inc.	27,301	444,733
*HeartWare International, Inc.	600	33,744
#*Helicos BioSciences Corp.	15,100	10,880
*Hemispherx Biopharma, Inc.	3,300	2,524
#*Henry Schein, Inc.	8,644	522,703
Hill-Rom Holdings, Inc.	35,996	1,141,433
*Hi-Tech Pharmacal Co., Inc.	10,871	264,491
#*HMS Holdings Corp.	9,600	513,600
*Hologic, Inc.	59,088	1,055,903
*Hooper Holmes, Inc.	6,931	6,307
*Hospira, Inc.	11,600	623,964
*Humana, Inc.	19,973	913,166
*ICU Medical, Inc.	10,600	377,466
*Idenix Pharmaceuticals, Inc.	14,903	68,852
*Idera Pharmaceuticals, Inc.	5,200	32,552
#*IDEXX Laboratories, Inc.	1,200	79,368
#*Illumina, Inc.	9,020	377,667
*Immucor, Inc.	5,050	108,120
*ImmunoGen, Inc.	15,005	148,700
#*Immunomedics, Inc.	19,800	69,300
*Impax Laboratories, Inc.	5,300	95,930
#*Incyte Corp.	15,200	203,984
*Infinity Pharmaceuticals, Inc.	16,081	110,959
#*Inspire Pharmaceuticals, Inc.	16,400	112,340
*Insulet Corp.	10,800	149,040
*Integra LifeSciences Holdings Corp.	10,300	467,929
*IntegraMed America, Inc.	6,889	58,832
*Interleukin Genetics, Inc.	2,100	1,342
*InterMune, Inc.	8,892	378,444
*Intuitive Surgical, Inc.	1,500	540,840
#Invacare Corp.	30,200	798,186
*InVentiv Health, Inc.	27,594	635,490
*Inverness Medical Innovations, Inc.	40,051	1,593,229
#*IPC The Hospitalist Co.	1,800	55,872
*Iridex Corp.	1,660	7,188
*IRIS International, Inc.	9,600	109,728
*Isis Pharmaceuticals, Inc.	10,070	108,252
*IsoRay, Inc.	7,600	11,020
*ISTA Pharmaceuticals, Inc.	8,089	31,628
*Jazz Pharmaceuticals, Inc.	8,100	82,134
#*Kendle International, Inc.	11,983	198,319
*Kensey Nash Corp.	9,515	215,515
*Keryx Biopharmaceuticals, Inc.	7,718	43,375
Kewaunee Scientific Corp.	1,631	21,513
*Kindred Healthcare, Inc.	15,800	281,872
*Kinetic Concepts, Inc.	6,652	288,032
*King Pharmaceuticals, Inc.	239,100	2,343,180
*K-V Pharmaceutical Co.	28,861	44,735
*K-V Pharmaceutical Co. Class B	2,700	5,211
#*Laboratory Corp. of America Holdings	3,800	298,566
Landauer, Inc.	2,300	156,745
*Lannet Co., Inc.	19,065	89,415
*LCA-Vision, Inc.	14,681	123,761
*LeMaitre Vascular, Inc.	7,345	36,284
*Lexicon Pharmaceuticals, Inc.	99,460	160,131
*LHC Group, Inc.	7,000	238,700
*Life Technologies Corp.	17,689	967,765
#*LifePoint Hospitals, Inc.	50,981	1,946,455
*Ligand Pharmaceuticals, Inc. Class B	29,990	55,182
#*Lincare Holdings, Inc.	14,700	686,343

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Luminex Corp.	9,500	$154,470
#*Luna Innovations, Inc.	3,800	8,322
*Magellan Health Services, Inc.	17,339	731,879
*MAKO Surgical Corp.	6,396	89,736
#*Mannkind Corp.	28,630	198,978
*MAP Pharmaceuticals, Inc.	3,000	53,880
*Martek Biosciences Corp.	28,926	637,240
*Matrixx Initiatives, Inc.	7,197	36,849
*Maxygen, Inc.	41,232	264,297
McKesson Corp.	8,400	544,404
*MedAssets, Inc.	10,520	240,172
*MedCath Corp.	16,276	161,783
*Medco Health Solutions, Inc.	12,000	707,040
*Medical Action Industries, Inc.	17,432	206,918
*Medicines Co. (The)	25,320	185,849
*MediciNova, Inc.	2,713	17,607
Medicis Pharmaceutical Corp. Class A	54,702	1,388,337
*Medivation, Inc.	6,800	75,888
*Mednax, Inc.	5,100	280,194
MedQuist, Inc.	10,640	99,058
*MEDTOX Scientific, Inc.	6,229	79,793
*Merck & Co., Inc.	22,343	782,899
*Merge Healthcare, Inc.	16,908	41,932
Meridian Bioscience, Inc.	7,749	154,903
*Merit Medical Systems, Inc.	16,585	268,179
*Metabolix, Inc.	12,274	153,057
*Metropolitan Health Networks, Inc.	21,195	65,493
*Micromet, Inc.	14,266	108,707
*Micrus Endovascular Corp.	4,500	90,360
*Millipore Corp.	3,500	371,525
#*Molecular Insight Pharmaceuticals, Inc.	467	1,032
*Molina Healthcare, Inc.	25,800	752,586
*Momenta Pharmaceuticals, Inc.	10,100	140,188
*MWI Veterinary Supply, Inc.	7,334	307,661
#*Mylan, Inc.	9,400	207,082
*Myriad Genetics, Inc.	7,600	182,476
*Myriad Pharmaceuticals, Inc.	1,900	9,329
*Nabi Biopharmaceuticals	56,861	319,559
*Nanosphere, Inc.	13,018	82,013
*National Dentex Corp.	2,560	43,469
National Healthcare Corp.	9,359	330,934
National Research Corp.	1,200	31,068
*Natus Medical, Inc.	24,892	424,160
*Nektar Therapeutics	18,847	263,104
*Neogen Corp.	9,514	250,123
*Neurocrine Biosciences, Inc.	15,279	49,046
*NeurogesX, Inc.	3,642	36,420
*Neurometrix, Inc.	5,148	9,163
*Nighthawk Radiology Holdings, Inc.	23,244	86,003
*NovaMed, Inc.	22,344	73,288
#*Novavax, Inc.	28,152	79,670
*NPS Pharmaceuticals, Inc.	15,771	109,924
#*NuVasive, Inc.	3,690	153,504
*NxStage Medical, Inc.	31,340	398,645
*Obagi Medical Products, Inc.	12,043	162,340
*Odyssey Healthcare, Inc.	36,207	754,192
Omnicare, Inc.	77,500	2,153,725
*Omnicell, Inc.	31,788	424,370
*OncoGenex Pharmaceutical, Inc.	350	7,700
*Oncothyreon, Inc.	8,300	33,532
*Onyx Pharmaceuticals, Inc.	6,700	193,429

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Opko Health, Inc.	2,600	$5,616
#*Optimer Pharmaceuticals, Inc.	8,369	103,022
*OraSure Technologies, Inc.	51,704	327,803
*Orexigen Therapeutics, Inc.	11,205	75,970
*Orthologic Corp.	2,900	2,682
*Orthovita, Inc.	42,100	168,400
#*OSI Pharmaceuticals, Inc.	6,300	369,621
*Osiris Therapeutics, Inc.	6,952	51,931
*Osteotech, Inc.	17,855	75,884
Owens & Minor, Inc.	10,711	336,861
#*OXiGENE, Inc.	5,200	5,564
*Pain Therapeutics, Inc.	33,430	200,580
*Palomar Medical Technologies, Inc.	19,421	243,928
*Par Pharmaceutical Cos., Inc.	35,904	974,435
*Parexel International Corp.	44,213	1,042,543
#Patterson Cos., Inc.	7,832	250,546
*PDI, Inc.	9,636	87,399
#PDL BioPharma, Inc.	15,273	88,889
*Penwest Pharmaceuticals Co.	9,754	34,237
PerkinElmer, Inc.	52,240	1,308,612
#Perrigo Co.	9,800	598,094
*Pfizer, Inc.	326,770	5,463,594
Pharmaceutical Products Development Service, Inc.	5,400	148,500
*Pharmasset, Inc.	2,100	68,040
#*PharmAthene, Inc.	1,665	2,364
#*PharMerica Corp.	18,852	363,844
*Phase Forward, Inc.	7,100	119,351
*PHC, Inc.	6,105	7,814
*PhotoMedex, Inc.	300	2,382
#*Poniard Pharmaceuticals, Inc.	9,454	12,101
*Pozen, Inc.	6,700	72,561
*Progenics Pharmaceuticals, Inc.	19,680	126,739
*Prospect Medical Holdings, Inc.	9,010	60,727
*Providence Service Corp.	4,932	81,921
*PSS World Medical, Inc.	16,600	388,938
Psychemedics Corp.	580	4,611
*Psychiatric Solutions, Inc.	46,532	1,496,934
#Quality Systems, Inc.	2,200	140,822
Quest Diagnostics, Inc.	11,400	651,624
*Questcor Pharmaceuticals, Inc.	8,700	84,738
#*Quidel Corp.	10,500	154,770
*Quigley Corp.	6,052	11,499
*RadNet, Inc.	8,626	31,744
*Raptor Pharmaceutical Corp.	378	926
*Regeneration Technologies, Inc.	45,384	173,821
*Regeneron Pharmaceuticals, Inc.	5,600	142,968
*RegeneRx Biopharmaceuticals, Inc.	728	406
*RehabCare Group, Inc.	18,896	538,914
*Repligen Corp.	29,849	104,770
#*Repros Therapeutics, Inc.	743	632
*Res-Care, Inc.	27,419	319,157
#*ResMed, Inc.	4,800	328,464
*Rigel Pharmaceuticals, Inc.	15,304	118,912
*Rochester Medical Corp.	8,729	104,661
*Rockwell Medical Technologies, Inc.	5,990	34,802
*Salix Pharmaceuticals, Ltd.	24,502	984,980
#*Sangamo BioSciences, Inc.	13,895	85,593
*Santarus, Inc.	17,075	56,006
*Savient Pharmaceuticals, Inc.	12,865	186,542
*SciClone Pharmaceuticals, Inc.	30,197	126,223
*SCOLR Pharma, Inc.	1,270	1,537

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Seattle Genetics, Inc.	17,470	$220,122
*SenoRx, Inc.	6,990	68,782
#*Sequenom, Inc.	17,608	109,170
*Sirona Dental Systems, Inc.	43,697	1,821,728
*Skilled Healthcare Group, Inc.	13,500	90,315
*Solta Medical, Inc.	6,850	16,234
*Somanetics Corp.	11,250	227,588
*SonoSite, Inc.	16,678	559,047
Span-American Medical System, Inc.	3,229	53,957
*Spectranetics Corp.	25,401	173,235
#*Spectrum Pharmaceuticals, Inc.	22,010	113,572
*SRI/Surgical Express, Inc.	388	1,956
*St. Jude Medical, Inc.	11,500	469,430
#*Staar Surgical Co.	13,837	70,430
#*StemCells, Inc.	18,340	21,091
*Stereotaxis, Inc.	13,378	63,546
#Steris Corp.	15,900	529,152
*Strategic Diagnostics, Inc.	10,362	19,273
*Sucampo Pharmaceuticals, Inc.	1,955	8,035
*Sun Healthcare Group, Inc.	36,457	325,926
*SunLink Health Systems, Inc.	897	2,377
*Sunrise Senior Living, Inc.	40,300	224,068
*SuperGen, Inc.	51,446	151,766
#*SurModics, Inc.	6,385	118,761
*Symmetry Medical, Inc.	32,000	369,920
*Synovis Life Technologies, Inc.	8,073	119,480
*Synta Pharmaceuticals Corp.	6,328	25,692
*Targacept, Inc.	16,596	394,985
Techne Corp.	3,336	221,010
Teleflex, Inc.	16,525	1,013,313
*Tenet Healthcare Corp.	38,000	237,500
*Theragenics Corp.	14,207	21,879
#*Theravance, Inc.	11,341	190,189
*Thermo Fisher Scientific, Inc.	51,933	2,870,856
#*Thoratec Corp.	14,300	637,637
*TomoTherapy, Inc.	26,851	104,450
*TranS1, Inc.	12,636	40,814
*Transcend Services, Inc.	2,181	32,431
*Transcept Pharmaceuticals, Inc.	1,095	11,257
*Trimeris, Inc.	13,026	31,523
#*Triple-S Management Corp.	19,523	355,319
*Trubion Pharmaceuticals, Inc.	3,245	12,461
*U.S. Physical Therapy, Inc.	10,926	191,642
#*United Therapeutics Corp.	5,700	324,273
*UnitedHealth Group, Inc.	78,787	2,388,034
*Universal American Corp.	70,014	1,074,715
Universal Health Services, Inc.	17,700	657,024
*Urologix, Inc.	3,584	4,731
Utah Medical Products, Inc.	2,703	75,441
*Valeant Pharmaceuticals International	17,500	787,500
*Vanda Pharmaceuticals, Inc.	4,985	41,724
#*Varian, Inc.	16,800	870,072
*Vascular Solutions, Inc.	8,147	80,655
#*VCA Antech, Inc.	3,591	102,200
#*Vertex Pharmaceuticals, Inc.	1,600	62,032
*Vical, Inc.	25,668	92,918
*Viropharma, Inc.	67,623	860,165
*Virtual Radiologic Corp.	7,928	99,100
*Vital Images, Inc.	17,739	279,921
#*Vivus, Inc.	19,500	198,705
#*Volcano Corp.	6,816	163,720

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Watson Pharmaceuticals, Inc.	28,800	$1,233,216
*WellCare Health Plans, Inc.	25,603	733,014
*WellPoint, Inc.	62,400	3,357,120
West Pharmaceutical Services, Inc.	12,415	519,568
#*Wright Medical Group, Inc.	29,727	558,273
*XenoPort, Inc.	3,100	32,240
Young Innovations, Inc.	6,947	174,856
*Zimmer Holdings, Inc.	12,100	737,011
*Zoll Medical Corp.	17,500	534,625
*Zymogenetics, Inc.	20,900	124,146

Total Health Care		131,876,132

Industrials — (11.2%)
*3D Systems Corp.	17,589	273,685
#A.O. Smith Corp.	12,697	655,546
*A.T. Cross Co.	5,900	27,789
#AAON, Inc.	8,974	216,632
*AAR Corp.	37,413	912,129
ABM Industries, Inc.	41,128	883,841
*Acacia Technologies Group	20,040	298,195
*ACCO Brands Corp.	35,600	325,028
Aceto Corp.	27,610	184,159
*Active Power, Inc.	4,800	3,936
Actuant Corp.	54,302	1,245,145
Acuity Brands, Inc.	5,663	256,024
Administaff, Inc.	4,100	90,774
*Advisory Board Co. (The)	7,798	256,788
*Aecom Technology Corp.	6,900	207,483
*Aerosonic Corp.	970	3,822
*Aerovironment, Inc.	7,261	190,093
#*AGCO Corp.	26,958	944,069
*Air Transport Services Group, Inc.	52,124	286,682
Aircastle, Ltd.	69,572	835,560
#*AirTran Holdings, Inc.	66,119	349,108
Alamo Group, Inc.	9,781	230,440
*Alaska Air Group, Inc.	37,490	1,552,461
Albany International Corp.	21,700	552,699
Alexander & Baldwin, Inc.	46,560	1,656,605
#*Alliant Techsystems, Inc.	2,000	161,820
*Allied Defense Group, Inc.	6,064	32,382
*Allied Motion Technologies, Inc.	1,400	5,642
*Altra Holdings, Inc.	21,103	319,921
*Amerco, Inc.	19,792	1,236,010
#*American Commercial Lines, Inc.	11,023	224,869
American Railcar Industries, Inc.	16,362	267,519
*American Reprographics Co.	35,788	357,522
American Science & Engineering, Inc.	5,381	404,382
#*American Superconductor Corp.	8,300	242,194
American Woodmark Corp.	13,119	303,180
Ameron International Corp.	7,900	548,181
Ametek, Inc.	7,690	332,592
Ampco-Pittsburgh Corp.	8,470	217,764
#*AMR Corp.	28,600	211,068
*AMREP Corp.	5,440	78,880
*APAC Customer Services, Inc.	13,737	78,988
#Apogee Enterprises, Inc.	28,000	384,720
Applied Industrial Technologies, Inc.	35,574	1,094,968
Applied Signal Technologies, Inc.	10,259	191,741
*Argan, Inc.	7,855	89,233
*Argon ST, Inc.	16,929	440,154
#Arkansas Best Corp.	22,007	670,333

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Armstrong World Industries, Inc.	45,546	$1,983,528
#*Astec Industries, Inc.	19,700	652,464
*Astronics Corp.	3,700	53,502
*Astronics Corp. Class B	325	4,647
*ATC Technology Corp.	20,578	420,614
*Atlas Air Worldwide Holdings, Inc.	20,230	1,118,112
*Avalon Holding Corp. Class A	700	2,233
Avery Dennison Corp.	7,200	281,016
#*Avis Budget Group, Inc.	81,246	1,228,440
AZZ, Inc.	8,700	353,394
#Badger Meter, Inc.	2,800	115,808
*Baker (Michael) Corp.	7,600	268,584
#Baldor Electric Co.	39,887	1,532,060
*Baldwin Technology Co., Inc. Class A	9,038	13,376
Barnes Group, Inc.	43,296	900,557
Barrett Business Services, Inc.	10,251	157,865
*BE Aerospace, Inc.	20,159	598,924
*Beacon Roofing Supply, Inc.	35,822	795,248
Belden, Inc.	24,180	663,983
*Blount International, Inc.	11,297	126,752
*BlueLinx Holdings, Inc.	24,506	122,775
Bowne & Co., Inc.	33,410	373,524
#Brady Co. Class A	18,600	639,096
*Breeze-Eastern Corp.	3,790	26,075
#Briggs & Stratton Corp.	49,341	1,171,355
Brink’s Co. (The)	5,901	157,144
*Broadwind Energy, Inc.	700	2,772
*BTU International, Inc.	5,026	30,055
Bucyrus International, Inc.	3,787	238,619
#*Builders FirstSource, Inc.	22,112	84,247
*C&D Technologies, Inc.	18,521	26,855
*CAI International, Inc.	20,115	273,765
Carlisle Cos., Inc.	15,471	583,721
Cascade Corp.	10,610	369,865
*Casella Waste Systems, Inc.	20,371	105,114
#*CBIZ, Inc.	49,100	344,191
CDI Corp.	18,296	318,899
*CECO Environmental Corp.	7,984	42,475
*Celadon Group, Inc.	19,112	285,342
#*Cenveo, Inc.	11,399	97,689
*Ceradyne, Inc.	23,464	520,901
*Champion Industries, Inc.	6,476	11,527
*Chart Industries, Inc.	21,610	496,814
Chase Corp.	6,103	80,132
Chicago Rivet & Machine Co.	257	4,169
*Cintas Corp.	11,185	304,791
CIRCOR International, Inc.	15,100	520,346
#CLAROC, Inc.	6,500	245,830
#*Clean Harbors, Inc.	1,777	112,715
#*Coleman Cable, Inc.	2,791	15,992
*Colfax Corp.	3,409	44,487
*Columbus McKinnon Corp.	18,000	324,540
Comfort Systems USA, Inc.	33,180	467,174
*Command Security Corp.	5,329	13,589
*Commercial Vehicle Group, Inc.	4,700	44,086
*Competitive Technologies, Inc.	3,200	8,960
CompX International, Inc.	2,300	25,415
*Consolidated Graphics, Inc.	9,500	398,145
#*Continental Airlines, Inc.	28,700	641,445
Con-way, Inc.	16,700	648,628
Cooper Industries P.L.C.	7,900	387,890

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Copart, Inc.	9,140	$326,207
*Cornell Cos., Inc.	15,030	413,325
Corporate Executive Board Co.	6,386	175,360
*Corrections Corp. of America	27,170	562,962
#*CoStar Group, Inc.	5,140	225,903
Courier Corp.	16,697	287,021
#*Covanta Holding Corp.	39,578	691,823
*Covenant Transportation Group, Inc.	3,355	24,827
*CPI Aerostructures, Inc.	4,487	40,159
*CRA International, Inc.	11,485	266,797
#Crane Co.	7,846	281,985
CSX Corp.	40,180	2,252,089
Cubic Corp.	17,050	636,136
Cummins, Inc.	5,600	404,488
#Curtiss-Wright Corp.	15,650	558,236
#Danaher Corp.	11,260	948,993
Deere & Co.	6,800	406,776
*Delta Air Lines, Inc.	152,628	1,843,746
Deluxe Corp.	9,595	201,207
Diamond Management & Technology Consultants, Inc.	18,145	147,337
*Dollar Thrifty Automotive Group, Inc.	21,400	941,386
Donaldson Co., Inc.	1,400	64,820
Dover Corp.	11,100	579,642
Ducommun, Inc.	11,679	267,332
*DXP Enterprises, Inc.	10,298	170,844
*Dycom Industries, Inc.	33,688	357,767
*Dynamex, Inc.	8,677	153,496
Dynamic Materials Corp.	11,025	198,009
*DynCorp International, Inc. Class A	31,028	533,682
#*Eagle Bulk Shipping, Inc.	38,419	222,446
Eastern Co.	4,410	71,662
Eaton Corp.	11,800	910,488
Ecology & Environment, Inc. Class A	1,941	25,660
*EMCOR Group, Inc.	30,690	876,506
Emerson Electric Co.	1,000	52,230
#Empire Resources, Inc.	7,000	13,720
#Encore Wire Corp.	20,806	462,101
#*Ener1, Inc.	26,288	109,358
#*Energy Conversion Devices, Inc.	23,200	165,184
*Energy Recovery, Inc.	1,300	7,839
EnergySolutions, Inc.	65,200	472,700
#*EnerNOC, Inc.	2,009	58,422
*EnerSys, Inc.	39,610	1,025,107
Ennis, Inc.	35,570	657,689
*EnPro Industries, Inc.	21,672	684,402
*Environmental Tectonics Corp.	400	1,080
Equifax, Inc.	5,243	176,165
#ESCO Technologies, Inc.	11,264	347,494
Espey Manufacturing & Electronics Corp.	3,027	58,421
*Esterline Technologies Corp.	37,098	2,069,326
#*Evergreen Solar, Inc.	62,567	70,075
*Exponent, Inc.	8,860	264,117
*ExpressJet Holdings, Inc.	11,700	46,800
Federal Signal Corp.	42,606	343,404
FedEx Corp.	14,813	1,333,318
*Flanders Corp.	26,480	101,948
*Flow International Corp.	38,731	122,390
Flowserve Corp.	3,400	389,572
Fluor Corp.	3,600	190,224
*Fortune Industries, Inc.	800	480
#Forward Air Corp.	4,100	114,882

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Franklin Covey Co.	20,197	$159,152
Franklin Electric Co., Inc.	17,772	621,842
#Freightcar America, Inc.	11,627	332,765
*Frozen Food Express Industries, Inc.	5,210	23,445
#*FTI Consulting, Inc.	10,800	444,204
*Fuel Tech, Inc.	9,271	69,625
#*FuelCell Energy, Inc.	23,000	63,250
*Furmanite Corp.	27,152	138,475
G & K Services, Inc. Class A	11,053	303,847
Gardner Denver Machinery, Inc.	33,400	1,679,686
#GATX Corp.	50,400	1,645,056
#*Genco Shipping & Trading, Ltd.	25,238	584,512
*Gencor Industries, Inc.	3,270	25,571
*GenCorp, Inc.	16,213	100,845
#*General Cable Corp.	3,252	92,910
General Dynamics Corp.	12,700	969,772
General Electric Co.	371,684	7,009,960
*Genesee & Wyoming, Inc.	27,983	1,094,135
*GEO Group, Inc. (The)	42,117	892,038
*GeoEye, Inc.	14,608	416,328
*Gibraltar Industries, Inc.	26,350	395,777
Goodrich Corp.	8,308	616,287
#Gorman-Rupp Co. (The)	9,703	270,617
*GP Strategies Corp.	14,873	120,025
Graco, Inc.	2,100	72,828
*Graftech International, Ltd.	9,800	165,228
Graham Corp.	7,250	129,412
Granite Construction, Inc.	12,656	425,368
Great Lakes Dredge & Dock Corp.	54,260	294,089
*Greenbrier Cos., Inc.	16,400	266,992
*Griffon Corp.	58,333	822,495
#*GT Solar International, Inc.	6,100	35,563
*H&E Equipment Services, Inc.	29,960	353,828
Hardinge, Inc.	9,341	93,410
Harsco Corp.	16,212	501,924
*Hawaiian Holdings, Inc.	51,268	364,003
Healthcare Services Group, Inc.	8,405	180,623
#Heartland Express, Inc.	17,800	294,412
HEICO Corp.	7,369	317,372
HEICO Corp. Class A	14,445	484,485
#Heidrick & Struggles International, Inc.	15,341	405,156
*Heritage-Crystal Clean, Inc.	1,500	15,405
*Herley Industries, Inc.	2,700	39,555
Herman Miller, Inc.	9,000	190,980
*Hertz Global Holdings, Inc.	54,987	795,112
#*Hexcel Corp.	41,278	668,704
*Hill International, Inc.	34,720	222,902
HNI Corp.	22,562	700,324
*Hoku Corp.	16,527	48,755
Honeywell International, Inc.	5,800	275,326
Horizon Lines, Inc.	26,584	145,414
Houston Wire & Cable Co.	9,976	131,184
*Hub Group, Inc. Class A	8,400	268,884
Hubbell, Inc. Class A	1,400	62,860
#Hubbell, Inc. Class B	7,980	370,831
*Hudson Highland Group, Inc.	19,486	109,316
*Hurco Cos., Inc.	6,000	116,760
*Huron Consulting Group, Inc.	9,200	215,464
*ICF International, Inc.	9,854	228,219
#IDEX Corp.	26,250	882,000
*IHS, Inc.	4,200	212,814

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*II-VI, Inc.	9,100	$326,326
Illinois Tool Works, Inc.	6,122	312,834
#Ingersoll-Rand P.L.C.	6,897	255,051
*Innerworkings, Inc.	40,265	240,785
*Innotrac Corp.	2,916	4,724
*Innovative Solutions & Support, Inc.	16,159	94,045
*Insituform Technologies, Inc.	30,060	720,538
Insteel Industries, Inc.	16,365	200,635
*Integrated Electrical Services, Inc.	12,442	77,514
Interface, Inc. Class A	29,193	381,844
*Interline Brands, Inc.	31,703	659,739
International Shipholding Corp.	1,100	33,374
*Intersections, Inc.	12,582	67,062
#Iron Mountain, Inc.	16,191	407,204
ITT Industries, Inc.	5,550	308,414
J.B. Hunt Transport Services, Inc.	6,000	221,160
*Jacobs Engineering Group, Inc.	8,232	396,947
#*JetBlue Airways Corp.	241,448	1,349,694
John Bean Technologies Corp.	3,245	59,611
*Kadant, Inc.	1,300	26,013
Kaman Corp. Class A	15,146	415,152
#*Kansas City Southern	48,304	1,958,727
#Kaydon Corp.	22,460	935,010
KBR, Inc.	1,000	22,080
*Kelly Services, Inc. Class A	44,500	715,560
*Kelly Services, Inc. Class B	700	11,900
Kennametal, Inc.	67,851	2,229,584
*Key Technology, Inc.	3,699	51,305
*Kforce, Inc.	41,201	572,282
Kimball International, Inc. Class B	22,501	180,908
#*Kirby Corp.	22,546	948,736
Knight Transportation, Inc.	16,890	359,588
Knoll, Inc.	5,049	70,585
*Korn/Ferry International	38,226	619,643
*Kratos Defense & Security Solutions, Inc.	8,834	125,884
L.S. Starrett Co. Class A	3,200	36,960
L-3 Communications Holdings, Inc.	8,000	748,560
*LaBarge, Inc.	15,033	185,808
*Ladish Co., Inc.	13,777	378,730
Landstar System, Inc.	2,000	88,440
Lawson Products, Inc.	7,488	121,680
*Layne Christensen Co.	16,418	449,525
*LB Foster Co.	8,392	248,403
*LECG Corp.	22,233	74,703
#Lennox International, Inc.	5,500	248,930
*LGL Group, Inc.	1,300	10,205
Lincoln Electric Holdings, Inc.	9,700	581,418
#Lindsay Corp.	5,200	197,756
*LMI Aerospace, Inc.	10,300	177,778
LSI Industries, Inc.	32,842	230,879
*Lydall, Inc.	14,252	114,871
*M&F Worldwide Corp.	17,844	547,097
*Magnetek, Inc.	21,527	42,408
*Manitex International, Inc.	3,300	8,877
#Manitowoc Co., Inc. (The)	58,740	822,947
*Manpower, Inc.	11,545	647,674
*Marten Transport, Ltd.	19,701	430,467
Masco Corp.	99,122	1,608,750
#*MasTec, Inc.	36,401	455,377
*McDermott International, Inc.	8,430	231,066
McGrath Rentcorp	19,623	510,002

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Media Sciences International, Inc.	505	$242
*Metalico, Inc.	39,200	258,720
Met-Pro Corp.	14,009	142,472
*MFRI, Inc.	3,651	24,790
#*Microvision, Inc.	19,600	61,348
#*Middleby Corp.	1,199	73,283
Miller Industries, Inc.	9,710	138,853
#Mine Safety Appliances Co.	19,035	559,439
*Mobile Mini, Inc.	35,380	588,016
#*Monster Worldwide, Inc.	50,870	886,664
*Moog, Inc.	26,689	992,030
*Moog, Inc. Class B	1,800	67,338
MSC Industrial Direct Co., Inc. Class A	2,300	125,327
Mueller Industries, Inc.	35,636	1,056,607
Mueller Water Products, Inc.	129,705	726,348
Multi-Color Corp.	9,756	122,048
*MYR Group, Inc.	14,563	261,115
NACCO Industries, Inc. Class A	5,819	505,904
National Technical Systems, Inc.	10,048	52,852
*Navigant Consulting, Inc.	34,000	437,920
*NCI Building Systems, Inc.	2,446	33,706
*NN, Inc.	12,049	86,753
Nordson Corp.	5,435	390,342
Norfolk Southern Corp.	45,676	2,709,957
*North American Galvanizing & Coating, Inc.	18,733	140,498
Northrop Grumman Corp.	26,510	1,798,173
*Northwest Pipe Co.	7,915	190,910
#*Ocean Power Technologies, Inc.	7,031	48,092
*Old Dominion Freight Line, Inc.	23,708	850,643
Omega Flex, Inc.	4,638	56,769
*On Assignment, Inc.	32,356	227,463
*Orbital Sciences Corp.	31,200	573,456
*Orion Energy Systems, Inc.	17,400	92,742
*Orion Marine Group, Inc.	9,455	179,267
*Oshkosh Corp.	19,041	735,363
Otter Tail Corp.	8,200	182,204
*Owens Corning	107,808	3,749,562
*P.A.M. Transportation Services, Inc.	7,565	119,830
#Paccar, Inc.	1,786	83,085
*Pacer International, Inc.	31,370	208,297
Pall Corp.	7,100	276,829
*Paragon Technologies, Inc.	1,500	3,750
Parker Hannifin Corp.	6,550	453,129
*Park-Ohio Holdings Corp.	12,584	161,956
*Patrick Industries, Inc.	3,895	12,698
*Patriot Transportation Holding, Inc.	2,033	170,650
Pentair, Inc.	22,900	828,064
*PGT, Inc.	8,814	27,323
*Pike Electric Corp.	34,290	368,618
*Pinnacle Airlines Corp.	22,177	162,114
#Pitney Bowes, Inc.	4,400	111,760
*Plug Power, Inc.	48,919	32,228
*PMFG, Inc.	4,556	65,515
*Polypore International, Inc.	36,714	650,205
Portec Rail Products, Inc.	8,400	99,288
*Powell Industries, Inc.	6,648	223,240
#*Power-One, Inc.	71,830	564,584
*PowerSecure International, Inc.	21,567	242,844
Precision Castparts Corp.	2,900	372,186
Preformed Line Products Co.	3,430	102,900
*PRGX Global, Inc.	9,645	65,200

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Protection One, Inc.	7,227	$111,802
Providence & Worcester Railroad Co.	1,377	18,108
*Quality Distribution, Inc.	20,005	140,035
Quanex Building Products Corp.	29,800	566,200
*Quanta Services, Inc.	14,754	296,998
R. R. Donnelley & Sons Co.	98,125	2,108,706
#Raven Industries, Inc.	6,900	209,484
#Raytheon Co.	12,500	728,750
*RBC Bearings, Inc.	11,425	360,573
*RCM Technologies, Inc.	6,427	26,415
#Regal-Beloit Corp.	19,100	1,208,457
*Republic Airways Holdings, Inc.	16,339	102,282
Republic Services, Inc.	32,775	1,017,008
*Resources Connection, Inc.	50,734	889,874
Robbins & Myers, Inc.	25,319	656,015
#Robert Half International, Inc.	4,300	117,734
#Rockwell Automation, Inc.	9,200	558,624
Rollins, Inc.	7,650	166,388
Roper Industries, Inc.	8,233	502,378
*RSC Holdings, Inc.	35,379	324,425
*Rush Enterprises, Inc. Class A	23,670	383,927
*Rush Enterprises, Inc. Class B	4,506	62,003
Ryder System, Inc.	66,622	3,099,255
*Saia, Inc.	1,400	23,198
*Sauer-Danfoss, Inc.	32,207	523,364
Schawk, Inc.	21,782	412,769
*School Specialty, Inc.	19,188	450,150
Seaboard Corp.	517	754,825
Servotronics, Inc.	1,499	12,876
*Shaw Group, Inc.	4,800	183,744
SIFCO Industries, Inc.	4,350	60,291
Simpson Manufacturing Co., Inc.	38,330	1,302,837
SkyWest, Inc.	76,589	1,147,303
*SL Industries, Inc.	9,000	94,950
SmartPros, Ltd.	1,700	5,083
Southwest Airlines Co.	172,258	2,270,360
*Sparton Corp.	6,802	39,724
*Spherix, Inc.	3,800	5,130
*Spire Corp.	4,715	16,644
#*Spirit Aerosystems Holdings, Inc.	21,181	469,795
#SPX Corp.	13,044	911,515
*Standard Parking Corp.	9,108	153,834
#Standard Register Co.	18,700	96,305
Standex International Corp.	11,341	270,710
*Stanley, Inc.	9,000	284,670
Steelcase, Inc. Class A	69,400	569,774
*Stericycle, Inc.	2,400	141,360
*Sterling Construction Co., Inc.	14,522	254,135
Sun Hydraulics, Inc.	8,600	240,886
*SunPower Corp. Class A	5,664	93,739
*SunPower Corp. Class B	2,797	42,067
Superior Uniform Group, Inc.	9,577	98,547
*Supreme Industries, Inc.	4,847	14,056
*SYKES Enterprises, Inc.	37,006	841,146
*Sypris Solutions, Inc.	12,860	57,741
#TAL International Group, Inc.	27,457	713,607
*Taser International, Inc.	39,185	185,345
*Team, Inc.	15,790	274,746
*Tech/Ops Sevcon, Inc.	1,971	10,013
Technology Research Corp.	1,800	9,558
*Tecumseh Products Co. Class A	9,800	125,244

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Tecumseh Products Co. Class B	2,500	$32,800
*Teledyne Technologies, Inc.	13,500	588,600
Tennant Co.	10,587	365,146
#*Terex Corp.	33,440	886,829
*Tetra Tech, Inc.	13,700	333,595
#Textainer Group Holdings, Ltd.	34,000	780,640
#Textron, Inc.	26,400	602,976
*Thomas & Betts Corp.	32,497	1,362,924
*Thomas Group, Inc.	615	455
Timken Co.	88,398	3,109,842
#Titan International, Inc.	30,018	372,523
*Titan Machinery, Inc.	15,793	227,103
Todd Shipyards Corp.	4,328	68,729
Toro Co.	3,900	222,066
Towers Watson & Co.	5,900	283,200
*Trailer Bridge, Inc.	3,360	17,304
TransDigm Group, Inc.	4,641	256,508
*TRC Cos., Inc.	13,148	40,759
Tredegar Industries, Inc.	22,267	379,875
#*Trex Co., Inc.	12,346	302,354
*Trimas Corp.	29,364	298,632
#Trinity Industries, Inc.	79,600	1,981,244
Triumph Group, Inc.	14,728	1,142,304
*TrueBlue, Inc.	35,453	559,803
*Tufco Technologies, Inc.	2,000	8,720
#*Tutor Perini Corp.	31,400	762,078
Twin Disc, Inc.	16,900	238,628
*U.S. Home Systems, Inc.	1,500	5,235
*UAL Corp.	46,980	1,013,828
*Ultralife Corp.	15,995	67,019
Union Pacific Corp.	38,880	2,941,661
*United Capital Corp.	5,037	125,069
#*United Rentals, Inc.	57,586	826,935
*United Stationers, Inc.	16,997	1,040,556
United Technologies Corp.	14,283	1,070,511
Universal Forest Products, Inc.	16,900	710,645
*Universal Security Instruments, Inc.	500	3,545
*Universal Truckload Services, Inc.	13,072	238,695
*UQM Technologies, Inc.	8,725	38,128
*URS Corp.	41,700	2,141,295
*US Airways Group, Inc.	28,444	201,099
US Ecology, Inc.	8,559	133,520
*USA Truck, Inc.	12,082	222,550
#*USG Corp.	75,696	1,786,426
UTi Worldwide, Inc.	4,721	74,828
#Valmont Industries, Inc.	5,100	424,779
*Valpey Fisher Corp.	2,221	4,997
*Versar, Inc.	6,758	22,234
Viad Corp.	23,700	554,580
*Vicor Corp.	27,878	421,515
Virco Manufacturing Corp.	21,836	78,610
*Volt Information Sciences, Inc.	24,400	305,976
VSE Corp.	4,200	168,798
#W.W. Grainger, Inc.	3,700	408,998
*Wabash National Corp.	28,080	272,938
Wabtec Corp.	4,500	214,110
*Waste Connections, Inc.	19,603	701,591
#Waste Management, Inc.	16,900	586,092
*Waste Services, Inc.	12,700	142,748
Watsco, Inc. Class A	7,900	467,838
Watsco, Inc. Class B	1,100	66,000

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Watts Water Technologies, Inc.	30,800	$1,092,784
*WCA Waste Corp.	9,874	48,975
#Werner Enterprises, Inc.	52,300	1,172,566
#*WESCo.International, Inc.	26,617	1,081,183
*Willdan Group, Inc.	5,114	11,916
*Willis Lease Finance Corp.	6,065	85,153
Woodward Governor Co.	6,600	211,530
*Xenonics Holdings, Inc.	1,000	460
#*YRC Worldwide, Inc.	37,796	21,041

Total Industrials		208,946,057

Information Technology — (11.0%)
*3PAR, Inc.	11,700	109,161
*ACI Worldwide, Inc.	11,752	220,820
*Acme Packet, Inc.	16,073	420,148
*Acorn Energy, Inc.	8,330	46,981
*Actel Corp.	26,397	409,681
*ActivIdentity Corp.	36,881	108,061
Activision Blizzard, Inc.	82,799	917,413
*Actuate Corp.	49,152	278,200
*Acxiom Corp.	63,337	1,208,470
*Adaptec, Inc.	115,368	356,487
*ADC Telecommunications, Inc.	45,900	367,659
*ADDvantage Technologies Group, Inc.	3,600	10,296
*Adept Technology, Inc.	2,200	13,002
#Adtran, Inc.	8,200	219,514
*Advanced Analogic Technologies, Inc.	34,377	130,633
*Advanced Energy Industries, Inc.	38,336	564,306
*Advanced Micro Devices, Inc.	115,708	1,048,314
*Advanced Photonix, Inc.	3,600	2,052
*Advent Software, Inc.	3,900	176,202
*Aehr Test Systems	2,692	7,914
*Aetrium, Inc.	3,605	12,365
*Agilent Technologies, Inc.	15,200	551,152
Agilysys, Inc.	22,300	241,955
#*Akamai Technologies, Inc.	5,300	205,799
#*Alliance Data Systems Corp.	2,000	150,120
Altera Corp.	12,700	322,072
American Software, Inc. Class A	24,803	158,491
#*Amkor Technology, Inc.	35,700	269,178
Amphenol Corp.	6,650	307,296
*Amtech Systems, Inc.	6,400	61,248
*Anadigics, Inc.	53,000	266,590
Analog Devices, Inc.	16,100	481,873
*Anaren, Inc.	15,344	227,398
#*Anixter International, Inc.	13,000	681,200
#*Ansys, Inc.	7,505	337,725
*AOL, Inc.	34,814	813,255
Applied Materials, Inc.	41,147	567,006
*Applied Micro Circuits Corp.	68,408	771,642
*ArcSight, Inc.	3,500	79,555
*Ariba, Inc.	49,097	700,614
*Arris Group, Inc.	84,516	1,038,702
*Arrow Electronics, Inc.	74,875	2,283,687
*Art Technology Group, Inc.	54,959	235,225
*Aruba Networks, Inc.	17,842	224,096
*Aspen Technology, Inc.	9,500	111,815
Astro-Med, Inc.	3,200	24,320
#*Atheros Communications, Inc.	12,521	486,316
*Atmel Corp.	102,100	555,424
*ATMI, Inc.	28,700	520,331

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*AuthenTec, Inc.	23,200	$59,624
*Authentidate Holding Corp.	4,472	3,358
*Autobytel, Inc.	11,121	10,341
*Autodesk, Inc.	500	17,005
*Aviat Networks, Inc.	46,640	303,160
*Avid Technology, Inc.	43,600	636,560
*Avnet, Inc.	22,750	727,317
AVX Corp.	198,619	3,068,664
*Aware, Inc.	18,171	45,246
*Axcelis Technologies, Inc.	14,197	33,789
*AXT, Inc.	24,347	106,396
Bel Fuse, Inc. Class A	3,300	71,742
Bel Fuse, Inc. Class B	8,677	203,215
#*Bell Microproducts, Inc.	7,100	49,700
*Benchmark Electronics, Inc.	77,718	1,681,818
*BigBand Networks, Inc.	25,765	85,024
Black Box Corp.	26,915	839,479
Blackbaud, Inc.	17,320	399,226
*Blackboard, Inc.	3,600	153,180
*Blue Coat Systems, Inc.	19,819	644,712
*BMC Software, Inc.	2,200	86,592
*Bottomline Technologies, Inc.	25,300	440,220
*Brightpoint, Inc.	59,169	478,677
Broadridge Financial Solutions, Inc.	6,565	156,313
#*BroadVision, Inc.	1,000	12,910
*Brocade Communications Systems, Inc.	47,399	307,620
*Brooks Automation, Inc.	52,013	505,566
*Bsquare Corp.	5,761	14,979
CA, Inc.	17,400	396,894
*Cabot Microelectronics Corp.	19,600	751,856
#*CACI International, Inc.	21,431	1,016,472
*Cadence Design Systems, Inc.	23,700	176,802
*CalAmp Corp.	10,864	30,962
*Callidus Software, Inc.	19,786	62,722
*Cascade Microtech, Inc.	9,176	44,137
Cass Information Systems, Inc.	4,665	148,347
*Cavium Networks, Inc.	7,800	215,358
*CEVA, Inc.	22,113	270,663
*Checkpoint Systems, Inc.	36,700	829,053
*Chyron International Corp.	1,400	2,590
*Ciber, Inc.	42,350	168,130
#*Ciena Corp.	40,300	745,147
*Cirrus Logic, Inc.	72,696	923,966
*Citrix Systems, Inc.	12,000	564,000
*Clearfield, Inc.	4,100	10,250
*Cogent, Inc.	46,160	477,756
Cognex Corp.	31,347	655,466
#*Coherent, Inc.	12,059	453,057
Cohu, Inc.	20,617	332,965
*Comarco, Inc.	1,230	3,100
#*CommScope, Inc.	21,196	690,566
Communications Systems, Inc.	13,122	168,486
*CommVault Systems, Inc.	8,607	180,317
#*Compellent Technologies, Inc.	2,100	26,397
*Computer Sciences Corp.	49,145	2,574,707
*Computer Task Group, Inc.	10,928	102,614
*Compuware Corp.	45,500	391,300
*comScore, Inc.	6,600	119,790
*Comtech Telecommunications Corp.	21,646	676,221
*Comverge, Inc.	12,191	138,246
#*Concur Technologies, Inc.	3,100	129,921

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Concurrent Computer Corp.	4,384	$24,638
*Conexant Systems, Inc.	14,500	44,225
#*Constant Contact, Inc.	3,100	79,205
*Convergys Corp.	103,500	1,308,240
Corning, Inc.	46,994	904,634
*CPI International, Inc.	14,494	194,654
*Cray, Inc.	27,409	185,285
*Cree, Inc.	16,270	1,191,127
*CSG Systems International, Inc.	13,500	306,720
*CSP, Inc.	2,269	7,805
CTS Corp.	3,700	38,850
*CyberOptics Corp.	6,236	69,157
#*CyberSource Corp.	32,301	829,490
*Cymer, Inc.	25,539	872,157
*Cypress Semiconductor Corp.	25,986	334,960
#Daktronics, Inc.	21,078	176,634
*Datalink Corp.	8,226	37,017
*Dataram Corp.	7,900	18,802
*DDi Corp.	15,252	130,557
#*DealerTrack Holdings, Inc.	31,459	479,750
*Deltek, Inc.	15,643	123,110
*DemandTec, Inc.	4,600	31,096
*DG FastChannel, Inc.	13,950	490,761
*Dice Holdings, Inc.	28,908	250,632
Diebold, Inc.	13,234	414,886
*Digi International, Inc.	23,352	250,100
*Digimarc Corp.	5,534	99,667
#*Digital River, Inc.	17,409	486,407
*Diodes, Inc.	21,200	455,164
*Ditech Networks, Inc.	2,120	3,286
*DivX, Inc.	29,757	248,769
*Dolby Laboratories, Inc.	1,000	68,720
*Dot Hill Systems Corp.	26,239	45,393
*Double-Take Software, Inc.	19,216	206,572
*DSP Group, Inc.	16,315	133,294
DST Systems, Inc.	5,400	229,230
#*DTS, Inc.	9,264	307,935
*Dynamics Research Corp.	8,800	125,840
#Earthlink, Inc.	84,390	761,198
*eBay, Inc.	44,237	1,053,283
#*Ebix, Inc.	7,680	124,954
*Echelon Corp.	20,272	191,570
*EchoStar Corp.	25,027	480,769
*Edgewater Technology, Inc.	4,279	13,522
*EFJohnson Technologies, Inc.	11,084	11,860
*Elecsys Corp.	1,496	5,984
Electro Rent Corp.	25,012	357,421
*Electro Scientific Industries, Inc.	13,400	184,518
*Electronic Arts, Inc.	14,800	286,676
*Electronics for Imaging, Inc.	63,383	814,472
*eLoyalty Corp.	2,021	14,147
*EMC Corp.	63,600	1,209,036
*EMS Technologies, Inc.	14,100	224,049
*Emulex Corp.	63,957	751,495
*Endwave Corp.	5,400	16,362
*Entegris, Inc.	161,194	997,791
*Entorian Technologies, Inc.	1,807	3,325
*Entropic Communications, Inc.	35,200	185,856
*Epicor Software Corp.	51,239	470,374
*EPIQ Systems, Inc.	29,871	359,946
*ePlus, Inc.	4,475	83,280

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Equinix, Inc.	4,650	$468,022
*Euronet Worldwide, Inc.	39,419	627,945
*Exar Corp.	37,116	274,287
*ExlService Holdings, Inc.	25,379	404,034
*Extreme Networks	76,499	254,742
*F5 Networks, Inc.	3,400	232,662
FactSet Research Systems, Inc.	1,700	127,874
#Fair Isaac Corp.	37,639	792,677
*Fairchild Semiconductor Corp. Class A	98,559	1,105,832
*FalconStor Software, Inc.	24,507	73,276
#*Faro Technologies, Inc.	15,031	378,932
#*FEI Co.	31,392	706,320
Fidelity National Information Services, Inc.	69,325	1,822,554
*Finisar Corp.	3,200	47,872
*Fiserv, Inc.	8,300	424,047
*FLIR Systems, Inc.	8,120	248,391
#*FormFactor, Inc.	37,954	569,690
*Forrester Research, Inc.	12,017	385,866
*Frequency Electronics, Inc.	6,800	37,672
*FSI International, Inc.	22,098	84,414
*Gartner Group, Inc.	8,459	203,693
*Gerber Scientific, Inc.	21,339	153,641
*GigOptix, Inc.	663	2,685
*Global Cash Access, Inc.	24,622	213,719
Global Payments, Inc.	3,700	158,397
*Globecomm Systems, Inc.	24,111	187,825
*GSE Systems, Inc.	2,558	14,325
*GSI Commerce, Inc.	12,074	329,016
*GSI Technology, Inc.	20,694	133,890
*GTSI Corp.	4,675	29,920
*Guidance Software, Inc.	10,338	60,787
*Hackett Group, Inc.	28,871	81,128
*Harmonic, Inc.	70,571	482,706
Harris Corp.	8,150	419,562
*Hauppauge Digital, Inc.	4,003	4,563
Heartland Payment Systems, Inc.	8,600	158,068
*Henry Bros. Electronics, Inc.	2,900	12,180
*Hewitt Associates, Inc. Class A	5,600	229,544
Hewlett-Packard Co.	36,491	1,896,437
#*Hittite Microwave Corp.	5,714	293,014
*Hughes Communications, Inc.	6,399	178,532
*Hutchinson Technology, Inc.	22,305	135,837
*Hypercom Corp.	47,960	199,034
*I.D. Systems, Inc.	8,778	28,704
*IAC/InterActiveCorp.	143,788	3,223,727
#*ICx Technologies, Inc.	11,202	78,974
*IEC Electronics Corp.	5,600	29,568
iGATE Corp.	36,563	452,650
*Ikanos Communications, Inc.	8,330	23,574
*Imation Corp.	38,843	421,058
Imergent, Inc.	4,000	25,320
*Immersion Corp.	28,576	160,026
*Infinera Corp.	33,700	308,355
*infoGROUP, Inc.	55,400	443,754
*Informatica Corp.	9,984	249,700
*InfoSpace, Inc.	41,125	430,579
*Ingram Micro, Inc.	166,139	3,017,084
*Innodata Isogen, Inc.	11,315	39,150
*Insight Enterprises, Inc.	69,961	1,051,514
*Integral Systems, Inc.	16,500	143,880
*Integrated Device Technology, Inc.	198,187	1,310,016

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Integrated Silicon Solution, Inc.	22,082	$272,271
Intel Corp.	94,799	2,164,261
*Intellicheck Mobilisa, Inc.	2,300	4,278
*Interactive Intelligence, Inc.	7,999	158,140
#*InterDigital, Inc.	4,968	137,465
*Intermec, Inc.	49,447	567,157
*Internap Network Services Corp.	47,681	275,596
*International Rectifier Corp.	73,616	1,694,640
*Internet Brands, Inc.	32,095	332,183
*Internet Capital Group, Inc.	23,059	228,054
*Interphase Corp.	4,200	10,584
Intersil Corp.	87,325	1,299,396
*Intest Corp.	2,202	7,201
*Intevac, Inc.	20,400	283,968
*IntriCon Corp.	6,777	24,397
#*Intuit, Inc.	8,000	289,280
*INX, Inc.	5,330	25,797
#*IPG Photonics Corp.	48,167	843,404
*Isilon Systems, Inc.	15,856	205,811
*Iteris, Inc.	13,000	24,310
#*Itron, Inc.	8,467	674,058
*Ixia	60,321	618,290
*IXYS Corp.	35,507	320,628
#*j2 Global Communications, Inc.	4,415	106,313
Jabil Circuit, Inc.	203,254	3,113,851
Jack Henry & Associates, Inc.	9,479	241,904
*JDA Software Group, Inc.	33,874	978,959
*JDS Uniphase Corp.	124,737	1,620,334
*Juniper Networks, Inc.	16,000	454,560
Keithley Instruments, Inc.	11,000	93,610
*Kemet Corp.	8,400	17,304
*Kenexa Corp.	17,500	262,675
*KEY Tronic Corp.	7,003	44,469
Keynote Systems, Inc.	8,468	92,979
*KIT Digital, Inc.	400	5,788
KLA-Tencor Corp.	9,600	326,976
*Knot, Inc. (The)	32,845	266,373
*Kopin Corp.	59,987	252,545
*Kulicke & Soffa Industries, Inc.	49,373	404,859
*KVH Industries, Inc.	12,076	181,985
*L-1 Identity Solutions, Inc.	132,226	1,146,399
*Lam Research Corp.	5,544	224,809
*LaserCard Corp.	5,666	32,240
*Lattice Semiconductor Corp.	75,462	397,685
*Lawson Software, Inc.	132,843	1,030,862
*LeCroy Corp.	10,051	58,798
Lender Processing Services, Inc.	6,804	256,851
#*Lexmark International, Inc.	12,600	466,830
*Limelight Networks, Inc.	44,248	177,877
Linear Technology Corp.	6,540	196,592
*Lionbridge Technologies, Inc.	25,519	138,058
*Liquidity Services, Inc.	14,500	164,865
*Littlefuse, Inc.	14,744	622,639
*LoJack Corp.	13,823	57,780
*LookSmart, Ltd.	3,321	4,583
*LoopNet, Inc.	25,749	290,449
#*Loral Space & Communications, Inc.	12,649	544,666
*LSI Corp.	52,348	315,135
*LTX-Credence Corp.	41,600	141,024
*Magma Design Automation, Inc.	15,400	55,440
#*Manhattan Associates, Inc.	9,868	282,817

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ManTech International Corp. Class A	7,600	$342,228
Marchex, Inc.	22,996	120,959
*Mattson Technology, Inc.	44,173	198,778
#Maxim Integrated Products, Inc.	8,780	170,508
Maximus, Inc.	11,710	724,966
*Maxwell Technologies, Inc.	14,343	206,969
*McAfee, Inc.	10,800	375,300
*Measurement Specialties, Inc.	12,456	205,150
*MEMSIC, Inc.	6,784	22,523
*Mentor Graphics Corp.	76,660	689,173
*Mercury Computer Systems, Inc.	19,100	245,626
Mesa Laboratories, Inc.	2,250	58,095
Methode Electronics, Inc.	34,420	382,062
Micrel, Inc.	21,370	249,388
#Microchip Technology, Inc.	12,000	350,520
*Micron Technology, Inc.	268,211	2,507,773
*MICROS Systems, Inc.	8,600	319,576
*Microsemi Corp.	48,200	798,192
*MicroStrategy, Inc.	1,711	131,063
*Microtune, Inc.	44,630	119,608
*Mindspeed Technologies, Inc.	7,000	70,210
*MIPS Technologies, Inc.	20,005	99,825
*MKS Instruments, Inc.	43,558	987,895
Mocon, Inc.	7,200	80,424
*ModusLink Global Solutions, Inc.	41,053	366,603
Molex, Inc.	5,100	114,291
Molex, Inc. Class A	25,416	482,904
*MoneyGram International, Inc.	24,758	75,512
*Monolithic Power Systems, Inc.	7,200	177,480
*Monotype Imaging Holdings, Inc.	21,828	227,884
*MoSys, Inc.	25,232	109,002
*Motorola, Inc.	139,570	986,760
*Move, Inc.	38,604	84,929
MTS Systems Corp.	7,113	212,465
*Multi-Fineline Electronix, Inc.	20,095	520,862
*Nanometrics, Inc.	15,900	170,130
*NAPCO Security Technologies, Inc.	5,075	12,231
#National Instruments Corp.	8,400	290,472
#National Semiconductor Corp.	7,343	108,530
#*NCI, Inc.	4,751	134,976
#*NCR Corp.	17,300	227,668
*NetApp, Inc.	3,600	124,812
*Netezza Corp.	1,000	13,690
*NETGEAR, Inc.	33,907	917,523
*NetList, Inc.	3,907	11,604
*NetLogic Microsystems, Inc.	18,200	567,294
*NetScout Systems, Inc.	26,955	391,387
*NetSuite, Inc.	6,600	92,994
*Network Equipment Technologies, Inc.	31,100	159,543
*NeuStar, Inc.	4,102	100,376
*Newport Corp.	11,700	138,411
NIC, Inc.	19,724	139,054
#*Novatel Wireless, Inc.	25,528	174,867
*Novell, Inc.	145,099	814,005
*Novellus Systems, Inc.	32,500	851,500
*Nu Horizons Electronics Corp.	20,780	74,808
#*Nuance Communications, Inc.	21,052	384,620
*NumereX Corp. Class A	2,694	12,527
#*Nvidia Corp.	26,620	418,466
O.I. Corp.	2,434	22,125
*Occam Networks, Inc.	24,829	161,885

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Oclaro, Inc.	1,490	$22,839
*OmniVision Technologies, Inc.	48,661	854,487
*ON Semiconductor Corp.	56,713	450,301
*Online Resources Corp.	23,724	110,554
*Onvia, Inc.	3,863	28,007
*Openwave Systems, Inc.	40,142	89,517
*Oplink Communications, Inc.	26,693	403,331
OPNET Technologies, Inc.	18,154	291,553
*Opnext, Inc.	30,784	72,342
*Optical Cable Corp.	4,608	15,068
*Orbcomm, Inc.	29,074	64,254
*OSI Systems, Inc.	18,552	483,094
*Overland Storage, Inc.	100	295
#*Palm, Inc.	38,800	225,040
*PAR Technology Corp.	10,280	72,063
*Parametric Technology Corp.	13,187	245,146
Park Electrochemical Corp.	16,800	507,528
#*ParkerVision, Inc.	2,838	5,364
*PC Connection, Inc.	22,511	154,876
*PC Mall, Inc.	11,700	60,723
*PC-Tel, Inc.	23,419	152,458
*PDF Solutions, Inc.	17,801	88,115
Pegasystems, Inc.	20,882	661,333
*Perceptron, Inc.	3,784	17,823
*Perficient, Inc.	29,328	365,720
*Performance Technologies, Inc.	10,667	29,868
*Pericom Semiconductor Corp.	26,024	303,960
*Pervasive Software, Inc.	16,262	80,985
*Phoenix Technologies, Ltd.	6,909	20,658
*Photronics, Inc.	48,400	263,780
*Pinnacle Data Systems, Inc.	100	125
*Pixelworks, Inc.	4,100	19,680
*Planar Systems, Inc.	13,251	34,585
#Plantronics, Inc.	40,784	1,354,029
*PLATO Learning, Inc.	13,544	76,524
*Plexus Corp.	33,917	1,256,625
*PLX Technology, Inc.	26,368	138,432
*PMC — Sierra, Inc.	71,200	630,120
#*Polycom, Inc.	32,625	1,061,944
Power Integrations, Inc.	9,999	384,762
*Presstek, Inc.	32,958	152,266
—*Price Communications Liquidation Trust	8,600	1,175
*Procera Networks, Inc.	169	103
*Progress Software Corp.	23,582	760,520
*PROS Holdings, Inc.	1,000	9,100
QAD, Inc.	20,426	112,752
#*QLogic Corp.	13,000	251,810
Qualstar Corp.	6,493	12,661
*Quest Software, Inc.	39,204	687,246
*QuickLogic Corp.	10,500	37,590
*Rackspace Hosting, Inc.	600	10,770
*Radiant Systems, Inc.	24,420	343,589
*RadiSys Corp.	28,904	282,970
*RAE Systems, Inc.	1,260	996
*Rainmaker Systems, Inc.	3,513	4,813
#*Rambus, Inc.	9,366	226,002
*Ramtron International Corp.	3,627	12,223
*RealNetworks, Inc.	115,830	480,694
*Red Hat, Inc.	6,300	188,181
*Reis, Inc.	9,379	56,086
*Relm Wireless Corp.	7,900	25,754

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Renaissance Learning, Inc.	8,754	$124,394
*RF Micro Devices, Inc.	27,400	153,988
Richardson Electronics, Ltd.	12,400	142,476
*RightNow Technologies, Inc.	9,430	154,652
*Rimage Corp.	10,312	180,976
*Riverbed Technology, Inc.	5,500	170,445
*Rofin-Sinar Technologies, Inc.	22,100	586,976
*Rogers Corp.	14,000	468,580
#*Rovi Corp.	11,657	454,390
#*Rubicon Technology, Inc.	9,918	269,175
*Rudolph Technologies, Inc.	27,193	259,149
*S1 Corp.	62,365	384,792
*Saba Software, Inc.	17,496	89,230
#*SAIC, Inc.	15,300	266,373
*Salary.com, Inc.	6,270	18,308
*Sandisk Corp.	90,011	3,590,539
*Sanmina-SCI Corp.	42,153	751,588
Sapient Corp.	37,102	379,553
*SAVVIS, Inc.	14,267	251,099
*ScanSource, Inc.	20,630	574,752
*Scientific Learning Corp.	2,910	14,725
*SCM Microsystems, Inc.	7,400	11,470
*SeaChange International, Inc.	39,662	330,384
*Seagate Technology LLC.	14,000	257,180
*Semtech Corp.	28,969	525,787
*ShoreTel, Inc.	24,451	160,154
*Sigma Designs, Inc.	17,059	202,320
*Silicon Graphics International Corp.	26,818	265,230
*Silicon Image, Inc.	62,912	234,033
*Silicon Laboratories, Inc.	7,100	343,285
*Simulations Plus, Inc.	1,800	4,500
#*Skyworks Solutions, Inc.	103,599	1,744,607
*Smart Modular Technologies (WWH), Inc.	56,519	396,763
*Smith Micro Software, Inc.	28,580	271,224
Solera Holdings, Inc.	7,500	291,525
#*Sonic Solutions, Inc.	25,899	325,032
*SonicWALL, Inc.	62,581	633,946
*Sonus Networks, Inc.	16,000	41,440
*Soundbite Communications, Inc.	3,109	9,358
*Sourcefire, Inc.	16,342	365,571
*Spark Networks, Inc.	9,135	31,607
*Spectrum Control, Inc.	13,864	192,710
*SRA International, Inc.	37,348	861,992
*SRS Labs, Inc.	14,366	134,466
*Stamps.com, Inc.	13,700	145,220
*Standard Microsystems Corp.	20,324	521,920
*StarTek, Inc.	13,585	92,106
#*STEC, Inc.	43,117	598,895
#*Stratasys, Inc.	19,477	464,332
*Stream Global Services, Inc.	100	688
*SuccessFactors, Inc.	8,019	167,838
*Super Micro Computer, Inc.	26,465	375,274
*Supertex, Inc.	11,446	309,156
*Support.com, Inc.	47,103	205,369
*Switch & Data Facilities Co., Inc.	7,969	152,925
#*Sybase, Inc.	12,500	542,250
Sycamore Networks, Inc.	30,835	610,225
*Symantec Corp.	27,910	468,051
*Symmetricom, Inc.	39,260	260,294
*Symyx Technologies, Inc.	27,296	148,763
#*Synaptics, Inc.	7,200	220,464

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Synchronoss Technologies, Inc.	14,447	$295,152
*SYNNEX Corp.	35,900	984,378
#*Synopsys, Inc.	21,567	489,787
Syntel, Inc.	4,100	148,092
#*Take-Two Interactive Software, Inc.	55,138	599,350
*Taleo Corp.	6,000	155,880
*Tech Data Corp.	57,641	2,472,799
Technitrol, Inc.	25,968	140,227
*TechTarget, Inc.	5,781	28,038
*TechTeam Global, Inc.	11,819	72,805
*Tekelec	45,094	817,554
*TeleCommunication Systems, Inc.	26,300	181,733
*TeleTech Holdings, Inc.	13,280	219,784
Tellabs, Inc.	426,210	3,869,987
*Telular Corp.	8,777	26,858
*Teradata Corp.	4,300	125,001
#*Teradyne, Inc.	55,203	675,133
#*Terremark Worldwide, Inc.	35,780	256,543
Tessco Technologies, Inc.	7,246	184,338
*Tessera Technologies, Inc.	33,184	672,972
Texas Instruments, Inc.	1,649	42,890
TheStreet.com, Inc.	24,249	92,389
#*THQ, Inc.	61,160	464,816
*TIBCo.Software, Inc.	59,289	675,895
*Tier Technologies, Inc.	16,183	135,452
#*TiVo, Inc.	18,763	328,728
*TNS, Inc.	5,458	141,635
*Tollgrade Communications, Inc.	10,035	63,823
#Total System Services, Inc.	10,649	170,490
*Track Data Corp.	538	1,937
*Transact Technologies, Inc.	5,540	41,495
*TranSwitch Corp.	1,232	3,216
*Travelzoo, Inc.	4,020	80,159
*Trident Microsystems, Inc.	19,100	33,043
*Trimble Navigation, Ltd.	6,780	221,774
*Trio-Tech International	400	1,656
*Triquint Semiconductor, Inc.	120,390	907,741
*TSR, Inc.	1,444	3,639
*TTM Technologies, Inc.	39,159	425,267
Tyco Electronics, Ltd.	12,500	401,500
#*Tyler Technologies, Inc.	17,842	304,028
#*Ultimate Software Group, Inc.	4,400	147,180
*Ultra Clean Holdings, Inc.	15,573	153,706
*Ultratech, Inc.	21,400	314,366
*Unica Corp.	18,792	174,390
*Unisys Corp.	840	23,537
United Online, Inc.	64,305	512,511
*Universal Display Corp.	7,700	102,795
*UTStarcom, Inc.	40,812	116,314
*ValueClick, Inc.	35,600	365,968
*Varian Semiconductor Equipment Associates, Inc.	6,500	214,110
#*Veeco Instruments, Inc.	21,731	955,947
#*VeriFone Holdings, Inc.	12,605	239,873
*VeriSign, Inc.	7,900	215,433
#*Vertro, Inc.	10,118	5,564
*Viasat, Inc.	20,426	724,102
*Viasystems Group, Inc.	89	1,914
*Vicon Industries, Inc.	1,600	7,696
*Video Display Corp.	5,295	26,581
*Virage Logic Corp.	20,480	190,054
#*Virnetx Holding Corp.	8,400	44,940

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Virtusa Corp.	20,491	$210,852
#Visa, Inc.	11,536	1,040,893
*Vishay Intertechnology, Inc.	264,417	2,752,581
#*VistaPrint NV	1,100	56,738
*Vocus, Inc.	4,248	72,428
*Volterra Semiconductor Corp.	13,600	325,856
Wayside Technology Group, Inc.	4,672	44,618
*Web.com Group, Inc.	29,853	144,190
*Websense, Inc.	8,866	201,879
*Western Digital Corp.	11,200	460,208
*Winland Electronics, Inc.	300	255
*Wireless Ronin Technologies, Inc.	1,773	3,103
Wireless Xcessories Group, Inc.	1,600	1,696
*WPCS International, Inc.	2,800	8,932
*Wright Express Corp.	6,400	217,408
#Xerox Corp.	280,767	3,060,360
Xilinx, Inc.	12,580	324,312
*X-Rite, Inc.	1,497	4,940
*Yahoo!, Inc.	92,799	1,533,967
*Zebra Technologies Corp. Class A	6,400	185,920
*Zix Corp.	20,895	51,402
*Zoran Corp.	42,700	415,471
*Zygo Corp.	12,580	118,881

Total Information Technology		204,367,988

Materials — (4.7%)
A. Schulman, Inc.	21,363	555,652
*A.M. Castle & Co.	21,400	293,608
*AEP Industries, Inc.	3,434	94,881
Air Products & Chemicals, Inc.	5,600	429,968
Airgas, Inc.	7,100	450,495
AK Steel Holding Corp.	10,283	172,240
Albemarle Corp.	15,650	714,579
Alcoa, Inc.	124,009	1,666,681
#Allegheny Technologies, Inc.	3,900	208,533
#AMCOL International Corp.	15,200	436,848
*American Pacific Corp.	4,672	28,499
American Vanguard Corp.	15,928	129,017
AptarGroup, Inc.	13,500	581,040
*Arabian American Development Co.	11,894	32,946
Arch Chemicals, Inc.	19,500	663,195
Ashland, Inc.	54,786	3,263,054
Balchem Corp.	8,962	232,487
#Ball Corp.	8,100	431,001
Bemis Co., Inc.	21,500	653,815
*Boise, Inc.	71,300	491,257
*Brush Engineered Materials, Inc.	18,800	558,924
*Buckeye Technologies, Inc.	34,477	486,815
*Bway Holding Co.	20,770	410,831
Cabot Corp.	18,036	586,891
*Calgon Carbon Corp.	20,700	320,850
#Carpenter Technology Corp.	30,815	1,210,105
Celanese Corp. Class A	2,400	76,776
*Century Aluminum Co.	63,300	853,284
CF Industries Holdings, Inc.	2,548	213,191
*Clearwater Paper Corp.	5,914	376,604
Cliffs Natural Resources, Inc.	9,484	593,035
*Coeur d’Alene Mines Corp.	57,910	1,037,747
Commercial Metals Co.	52,470	780,754
Compass Minerals International, Inc.	3,600	271,116
*Continental Materials Corp.	20	323

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Core Molding Technologies, Inc.	3,400	$18,020
*Crown Holdings, Inc.	7,500	195,000
Cytec Industries, Inc.	38,430	1,846,946
Deltic Timber Corp.	7,200	378,864
#*Domtar Corp.	32,535	2,304,779
Dow Chemical Co. (The)	67,944	2,094,714
E.I. du Pont de Nemours & Co.	8,400	334,656
Eagle Materials, Inc.	20,427	651,008
Eastman Chemical Co.	5,300	354,676
*Ferro Corp.	42,200	460,824
#*Flotek Industries, Inc.	8,292	16,833
FMC Corp.	4,300	273,652
Freeport-McMoRan Copper & Gold, Inc. Class B	6,904	521,459
Friedman Industries, Inc.	10,403	61,586
*General Moly, Inc.	62,224	232,718
*Georgia Gulf Corp.	516	10,599
*Graphic Packaging Holding Co.	183,463	676,978
Greif, Inc. Class A	8,800	520,784
Greif, Inc. Class B	4,900	276,850
H.B. Fuller Co.	41,000	961,450
Hawkins, Inc.	8,643	231,805
Haynes International, Inc.	10,438	374,829
*Headwaters, Inc.	54,700	328,200
#*Hecla Mining Co.	170,050	1,015,198
*Horsehead Holding Corp.	35,597	422,892
Huntsman Corp.	92,108	1,050,952
ICO, Inc.	20,290	173,885
Innophos Holdings, Inc.	20,319	578,888
*Innospec, Inc.	19,600	260,876
International Flavors & Fragrances, Inc.	1,100	55,099
International Paper Co.	127,026	3,396,675
*Intrepid Potash, Inc.	400	10,504
Kaiser Aluminum Corp.	17,783	714,699
*KapStone Paper & Packaging Corp.	33,717	434,949
KMG Chemicals, Inc.	8,675	159,967
Koppers Holdings, Inc.	3,823	107,694
*Kronos Worldwide, Inc.	20,353	386,707
*Landec Corp.	28,448	174,386
*Louisiana-Pacific Corp.	108,638	1,277,583
*LSB Industries, Inc.	16,844	299,149
Lubrizol Corp.	13,809	1,247,505
Martin Marietta Materials, Inc.	1,000	95,880
MeadWestavco Corp.	151,161	4,107,044
*Mercer International, Inc.	24,163	133,138
*Metalline Mining Co.	3,700	3,663
Minerals Technologies, Inc.	16,140	931,278
*Mines Management, Inc.	11,343	30,853
*Mod-Pac Corp.	1,400	8,022
Mosaic Co. (The)	5,700	291,498
Myers Industries, Inc.	29,971	325,485
#Nalco Holding Co.	17,300	427,829
Neenah Paper, Inc.	12,600	220,500
NewMarket Corp.	5,896	648,560
Newmont Mining Corp.	16,000	897,280
NL Industries, Inc.	37,513	318,485
*Northern Technologies International Corp.	1,800	17,064
Nucor Corp.	12,921	585,580
Olin Corp.	46,239	971,019
#Olympic Steel, Inc.	9,692	308,012
*OM Group, Inc.	27,200	1,026,800
*Omnova Solutions, Inc.	14,430	110,390

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Owens-Illinois, Inc.	11,028	$390,832
P.H. Glatfelter Co.	40,220	590,832
Packaging Corp. of America	21,628	534,860
*Pactiv Corp.	10,900	276,969
*Penford Corp.	11,940	110,445
*PolyOne Corp.	85,702	969,290
PPG Industries, Inc.	5,100	358,887
Quaker Chemical Corp.	9,600	302,112
*Ready Mix, Inc.	1,400	3,192
Reliance Steel & Aluminum Co.	29,992	1,463,910
*Rock of Ages Corp.	1,587	5,554
Rock-Tenn Co. Class A	13,946	719,614
*Rockwood Holdings, Inc.	29,600	886,224
#Royal Gold, Inc.	6,977	357,083
RPM International, Inc.	29,500	651,360
*RTI International Metals, Inc.	25,100	678,955
#Schnitzer Steel Industries, Inc. Class A	10,600	572,400
Schweitzer-Maudoit International, Inc.	15,888	904,345
Scotts Miracle-Gro Co. Class A (The)	5,700	276,165
Sealed Air Corp.	21,450	461,175
*Senomyx, Inc.	20,144	86,015
Sensient Technologies Corp.	38,600	1,217,058
#Sigma-Aldrich Corp.	3,257	193,140
Silgan Holdings, Inc.	3,103	187,204
*Solitario Exploration & Royalty Corp.	1,300	3,380
*Solutia, Inc.	20,100	353,760
SonoCo.Products Co.	22,100	732,173
*Spartech Corp.	26,974	384,110
#Steel Dynamics, Inc.	25,780	405,004
Stepan Co.	8,024	607,818
*Stillwater Mining Co.	71,600	1,210,040
Synalloy Corp.	9,022	88,776
Temple-Inland, Inc.	103,700	2,418,284
#Texas Industries, Inc.	20,876	789,948
#*Titanium Metals Corp.	9,226	142,265
*U.S. Concrete, Inc.	14,006	7,423
*U.S. Gold Corp.	99,522	339,370
*United States Lime & Minerals, Inc.	4,004	163,163
#United States Steel Corp.	33,580	1,835,483
*Universal Stainless & Alloy Products, Inc.	5,380	125,515
Valhi, Inc.	7,800	223,236
Valspar Corp.	74,200	2,323,944
Vulcan Materials Co.	5,294	303,240
#Walter Energy, Inc.	11,300	913,153
*Wausau Paper Corp.	45,012	398,356
Westlake Chemical Corp.	74,956	2,104,764
#Weyerhaeuser Co.	43,033	2,130,994
#Worthington Industries, Inc.	61,599	983,736
*WR Grace & Co.	6,200	179,118
Zep, Inc.	5,835	107,597
*Zoltek Cos., Inc.	26,724	262,964

Total Materials		87,395,495

Other — (0.0%)	3,915	—
—*MAIR Holdings, Inc. Escrow Shares	5,800	—
—*Softbrands, Inc. Escrow Shares
—*Tripos Escrow Shares	67	6
—*Voyager Learning Co. Escrow Shares	5,149	—

Total Other		6

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (1.6%)
*AboveNet, Inc.	2,951	$149,144
#Alaska Communications Systems Group, Inc.	10,400	89,024
*Arbinet Corp.	500	1,010
AT&T, Inc.	497,177	12,956,433
Atlantic Tele-Network, Inc.	12,094	667,347
#*Cbeyond, Inc.	5,334	82,037
CenturyTel, Inc.	37,981	1,295,532
*Cincinnati Bell, Inc.	40,400	136,148
*Cogent Communications Group, Inc.	16,200	165,402
Consolidated Communications Holdings, Inc.	23,773	440,989
*Crown Castle International Corp.	17,600	666,160
*FiberTower Corp.	684	3,721
#Frontier Communications Corp.	13,337	106,163
*General Communications, Inc. Class A	42,291	260,090
*Global Crossing, Ltd.	2,100	31,185
HickoryTech Corp.	9,349	79,186
*IDT Corp. Class B	11,609	115,045
Iowa Telecommunications Services, Inc.	10,000	168,400
#*Leap Wireless International, Inc.	29,552	541,393
#*Neutral Tandem, Inc.	3,730	63,224
*NII Holdings, Inc.	3,388	143,719
NTELOS Holdings Corp.	5,139	100,879
*PAETEC Holding Corp.	34,800	173,304
*Premiere Global Services, Inc.	37,108	347,702
*SBA Communications Corp.	3,000	106,110
Shenandoah Telecommunications Co.	13,040	231,590
#*Sprint Nextel Corp.	373,260	1,586,355
*SureWest Communications	11,242	96,681
*Syniverse Holdings, Inc.	48,570	975,286
Telephone & Data Systems, Inc.	31,224	1,082,224
Telephone & Data Systems, Inc. Special Shares	34,344	1,039,936
*tw telecom, inc.	3,700	65,860
*United States Cellular Corp.	9,544	401,612
*USA Mobility, Inc.	23,864	332,664
Verizon Communications, Inc.	187,987	5,430,944
Warwick Valley Telephone Co.	3,125	47,188
#Windstream Corp.	37,342	412,629
*Xeta Corp.	4,400	16,148

Total Telecommunication Services		30,608,464

Utilities — (1.1%)
*AES Corp.	50,000	577,000
AGL Resources, Inc.	6,800	268,668
#ALLETE, Inc.	7,800	284,466
#Alliant Energy Corp.	700	23,940
American States Water Co.	4,325	161,409
#Aqua America, Inc.	6,000	109,980
Artesian Resources Corp.	1,822	34,509
Atmos Energy Corp.	8,282	244,982
#Avista Corp.	13,600	294,168
#Black Hills Corp.	8,922	293,445
#*Cadiz, Inc.	3,366	41,974
California Water Service Group	7,689	297,795
*Calpine Corp.	145,000	1,976,350
CenterPoint Energy, Inc.	1,100	15,796
Central Vermont Public Service Corp.	6,594	143,815
#CH Energy Group, Inc.	6,000	248,520
Chesapeake Utilities Corp.	2,724	82,047
Cleco Corp.	9,000	246,600
#CMS Energy Corp.	19,300	313,818
Connecticut Water Services, Inc.	3,934	93,196

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Delta Natural Gas Co., Inc.	929	$27,517
DPL, Inc.	4,700	132,446
*Dynegy, Inc.	228,560	303,985
*El Paso Electric Co.	10,600	225,250
#Empire District Electric Co.	8,300	161,933
Energen Corp.	2,500	122,175
Energy, Inc.	876	10,170
*Environmental Power Corp.	1,800	162
Great Plains Energy, Inc.	11,477	221,850
Hawaiian Electric Industries, Inc.	7,998	186,753
IDACORP, Inc.	8,788	317,071
#Integrys Energy Group, Inc.	6,907	342,656
#ITC Holdings Corp.	5,500	307,065
Laclede Group, Inc.	5,586	190,371
Maine & Maritimes Corp.	2,508	109,549
MGE Energy, Inc.	5,519	202,878
Middlesex Water Co.	14,200	256,452
*Mirant Corp.	110,741	1,291,240
National Fuel Gas Co.	2,800	145,656
#New Jersey Resources Corp.	8,913	336,287
#Nicor, Inc.	5,100	221,901
Northeast Utilities, Inc.	5,500	152,845
Northwest Natural Gas Co.	5,700	270,123
NorthWestern Corp.	8,700	262,914
*NRG Energy, Inc.	35,015	846,313
NSTAR	7,800	285,480
NV Energy, Inc.	18,387	229,654
OGE Energy Corp.	5,300	219,314
#Oneok, Inc.	900	44,226
#Ormat Technologies, Inc.	9,440	300,758
Pennichuck Corp.	3,249	75,604
Piedmont Natural Gas Co.	6,300	173,250
Pinnacle West Capital Corp.	7,400	276,316
PNM Resources, Inc.	20,600	279,954
Portland General Electric Co.	10,700	212,716
Public Service Enterprise Group, Inc.	51,555	1,656,462
Questar Corp.	9,200	441,140
RGC Resources, Inc.	200	6,344
*RRI Energy, Inc.	237,554	966,845
SJW Corp.	16,200	445,176
South Jersey Industries, Inc.	6,354	286,629
Southwest Gas Corp.	10,054	312,679
Southwest Water Co.	5,681	60,616
#TECO Energy, Inc.	16,300	275,959
UGI Corp.	9,400	258,406
UIL Holdings Corp.	6,337	183,963
Unisource Energy Corp.	8,000	266,560
Unitil Corp.	9,201	203,158
Vectren Corp.	7,293	182,398
Westar Energy, Inc.	9,300	220,317
WGL Holdings, Inc.	6,200	221,588
York Water Co.	3,220	44,275

Total Utilities		20,527,827

TOTAL COMMON STOCKS		1,547,470,639

RIGHTS/WARRANTS — (0.0%)	6,200	1,089
—*Avalon Contingent Value Rights
—*Bank of Florida Corp. Rights 05/21/10	21,873	4,593
—*Contra Pharmacopeia Contingent Value Rights	9,274	—

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
Rights/Warrants — (Continued)
*Valley National Bancorp Warrants 06/30/15	106	$403

TOTAL RIGHTS/WARRANTS		6,085

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (16.9%)
§@DFA Short Term Investment Fund	299,304,904	$299,304,904
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $9,879,544 FHLMC 3.853%(r), 03/01/40, valued at $10,263,554) to be repurchased at $9,964,762	$9,965	9,964,615
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $10,161,731 FNMA 6.000%, 12/01/36 & 01/01/48, valued at $6,663,834) to be repurchased at $6,469,392	6,469	6,469,284

TOTAL SECURITIES LENDING COLLATERAL		315,738,803

TOTAL INVESTMENTS — (100.0%)
(Cost $1,781,263,090)		$1,863,215,527

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (87.4%)
Consumer Discretionary — (13.9%)
*1-800-FLOWERS.COM, Inc.	5,100	$14,586
*99 Cents Only Stores	37,689	584,933
#Aaron’s, Inc.	31,350	707,569
Aaron’s, Inc. Class A	1,014	19,078
Abercrombie & Fitch Co.	26,449	1,156,615
*AC Moore Arts & Crafts, Inc.	10,000	40,800
Acme United Corp.	500	5,700
Advance Auto Parts, Inc.	2,100	94,710
#*Aeropostale, Inc.	16,200	470,448
*AFC Enterprises, Inc.	7,902	86,211
*AH Belo Corp.	7,600	64,600
*Aldila, Inc.	1,300	7,943
*Alloy, Inc.	6,488	50,282
*Amazon.com, Inc.	14,300	1,959,958
Ambassadors Group, Inc.	8,599	104,392
Amcon Distributing Co.	100	5,025
*American Apparel, Inc.	32,500	99,775
#*American Axle & Manufacturing Holdings, Inc.	23,090	248,448
American Eagle Outfitters, Inc.	84,350	1,417,923
*America’s Car-Mart, Inc.	5,500	139,315
*Amerigon, Inc.	7,600	74,556
Ameristar Casinos, Inc.	23,896	449,962
#*AnnTaylor Stores Corp.	26,400	572,880
*ante4, Inc.	2,818	9,187
*Apollo Group, Inc. Class A	5,000	287,050
#Arbitron, Inc.	6,900	212,589
#*Arctic Cat, Inc.	6,587	97,158
Ark Restaurants Corp.	1,196	16,804
#*ArvinMeritor, Inc.	41,800	640,376
*Asbury Automotive Group, Inc.	15,100	234,805
*Ascent Media Corp.	2,750	81,180
*Audiovox Corp. Class A	9,209	85,736
#*AutoNation, Inc.	86,988	1,757,158
*Autozone, Inc.	3,900	721,539
*Ballantyne Strong, Inc.	5,811	44,745
#*Bally Technologies, Inc.	8,600	396,632
#Barnes & Noble, Inc.	33,100	729,524
*Bassett Furniture Industries, Inc.	1,918	11,489
*Beasley Broadcast Group, Inc.	300	1,764
*Beazer Homes USA, Inc.	30,000	197,100
bebe stores, inc.	36,583	301,444
#*Bed Bath & Beyond, Inc.	24,500	1,126,020
Belo Corp.	39,970	346,540
*Benihana, Inc.	253	1,743
*Benihana, Inc. Class A	1,100	7,491
Best Buy Co., Inc.	19,442	886,555
Big 5 Sporting Goods Corp.	10,156	172,144
*Big Lots, Inc.	32,294	1,233,631
*Biglari Holdings, Inc.	800	313,000
#*BJ’s Restaurants, Inc.	14,900	359,537
#*Blockbuster, Inc. Class A	1,987	740
*Blue Nile, Inc.	3,100	167,369
*Bluegreen Corp.	9,697	58,861
Blyth, Inc.	4,125	237,765
Bob Evans Farms, Inc.	14,121	436,763
*Bon-Ton Stores, Inc. (The)	6,200	106,144
Books-A-Million, Inc.	6,719	49,721
*Borders Group, Inc.	2,200	5,588

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*BorgWarner, Inc.	27,065	$1,172,997
Bowl America, Inc. Class A	1,280	16,704
*Boyd Gaming Corp.	39,950	507,365
Brinker International, Inc.	18,131	335,786
*Brink’s Home Security Holdings, Inc.	17,400	729,756
*Brookfield Homes Corp.	12,523	140,383
Brown Shoe Co., Inc.	20,200	379,760
Brunswick Corp.	52,812	1,103,771
#Buckle, Inc.	14,900	539,082
#*Buffalo Wild Wings, Inc.	6,955	287,520
*Build-A-Bear-Workshop, Inc.	7,200	68,832
#Burger King Holdings, Inc.	36,690	774,159
#*Cabela’s, Inc.	33,000	599,280
Cablevision Systems Corp.	17,609	483,191
*Cache, Inc.	2,376	16,228
#*California Pizza Kitchen, Inc.	12,500	256,250
Callaway Golf Co.	37,000	347,430
*Cambium Learning Group, Inc.	4,284	21,206
*Canterbury Park Holding Corp.	100	803
#*Capella Education Co.	3,010	272,766
#*Career Education Corp.	32,558	952,973
*Caribou Coffee Co., Inc.	8,497	75,198
#*CarMax, Inc.	64,426	1,582,947
*Carmike Cinemas, Inc.	4,400	73,832
Carnival Corp.	114,459	4,772,940
*Carriage Services, Inc.	4,124	20,496
*Carrols Restaurant Group, Inc.	3,600	26,964
*Carter’s, Inc.	24,300	782,946
*Casual Male Retail Group, Inc.	22,344	91,387
#Cato Corp. Class A	13,800	327,750
*CavCo.Industries, Inc.	3,287	128,752
CBS Corp.	2,200	35,684
CBS Corp. Class B	197,946	3,208,705
*CEC Entertainment, Inc.	7,900	308,495
*Charming Shoppes, Inc.	55,412	313,078
#*Cheesecake Factory, Inc.	28,354	770,378
Cherokee, Inc.	1,556	31,805
Chico’s FAS, Inc.	67,310	1,002,246
#*Children’s Place Retail Stores, Inc. (The)	15,571	713,463
#*Chipotle Mexican Grill, Inc.	5,000	674,550
#Choice Hotels International, Inc.	11,300	410,303
Christopher & Banks Corp.	16,867	165,128
Churchill Downs, Inc.	6,124	234,733
Cinemark Holdings, Inc.	57,190	1,044,289
*Citi Trends, Inc.	7,600	254,904
CKE Restaurants, Inc.	25,000	308,500
*CKX, Inc.	19,559	115,007
*Clear Channel Outdoor Holdings, Inc.	17,824	206,402
Coach, Inc.	15,500	647,125
#*Coinstar, Inc.	13,983	620,286
*Coldwater Creek, Inc.	39,300	278,244
*Collective Brands, Inc.	32,100	752,745
Collectors Universe, Inc.	2,367	33,304
#Columbia Sportswear Co.	18,894	1,049,373
Comcast Corp. Class A	365,942	7,223,695
Comcast Corp. Special Class A	154,874	2,919,375
#*Conn’s, Inc.	9,881	94,166
Cooper Tire & Rubber Co.	24,200	513,524
*Core-Mark Holding Co., Inc.	5,302	161,817
#*Corinthian Colleges, Inc.	21,000	328,020
CPI Corp.	1,600	42,448

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Cracker Barrel Old Country Store, Inc.	4,505	$222,412
*Crocs, Inc.	41,900	404,754
*Crown Media Holdings, Inc.	18,613	33,690
CSS Industries, Inc.	200	4,004
*Culp, Inc.	5,386	64,309
*Cumulus Media, Inc.	7,836	38,240
*Cybex International, Inc.	3,598	5,541
*Dana Holding Corp.	71,364	953,423
Darden Restaurants, Inc.	22,600	1,011,350
#*Deckers Outdoor Corp.	4,979	699,948
*dELiA*s, Inc.	7,169	12,546
*Delta Apparel, Inc.	6,071	101,932
*Destination Maternity Corp.	2,781	87,880
DeVry, Inc.	5,500	343,145
#*Dick’s Sporting Goods, Inc.	30,542	889,078
Dillard’s, Inc.	34,774	976,454
#*DineEquity, Inc.	8,500	349,605
#*DIRECTV Class A	134,108	4,858,733
*Discovery Communications, Inc. (25470F104)	48,650	1,882,755
#*Discovery Communications, Inc. (25470F203)	1,050	40,950
*Discovery Communications, Inc. (25470F302)	48,579	1,621,081
DISH Network Corp.	17,800	394,270
*Dixie Group, Inc.	1,338	6,556
*Dolan Media Co.	11,000	130,790
*Dollar Tree, Inc.	10,200	619,344
*Domino’s Pizza, Inc.	20,100	309,741
*Dorman Products, Inc.	8,182	207,414
Dover Downs Gaming & Entertainment, Inc.	10,112	39,740
#DR Horton, Inc.	161,712	2,375,549
*DreamWorks Animation SKG, Inc.	11,745	466,159
*Dress Barn, Inc. (The)	35,374	979,152
*Drew Industries, Inc.	12,400	318,060
*Drugstore.Com, Inc.	51,469	188,377
#*DSW, Inc.	9,400	283,880
#*Eastman Kodak Co.	143,905	880,699
*Einstein Noah Restaurant Group, Inc.	7,693	99,855
Emerson Radio Corp.	4,580	9,618
*Empire Resorts, Inc.	7,700	14,630
*Enova Systems, Inc.	700	910
*Entercom Communications Corp.	13,301	193,663
*Entravision Communications Corp.	26,900	86,349
*Escalade, Inc.	2,800	10,556
Ethan Allen Interiors, Inc.	14,040	283,608
*Ever-Glory International Group, Inc.	1,400	4,200
*EW Scripps Co.	21,200	231,928
*Exide Technologies	35,100	208,494
Expedia, Inc.	13,250	312,832
#Family Dollar Stores, Inc.	1,000	39,560
*Famous Dave’s of America, Inc.	3,100	29,078
*Federal Mogul Corp.	46,933	892,666
Finish Line, Inc. Class A	26,300	423,693
*Fisher Communications, Inc.	4,242	63,800
Flexsteel Industries, Inc.	1,100	15,411
Foot Locker, Inc.	93,600	1,436,760
*Ford Motor Co.	126,460	1,646,509
Fortune Brands, Inc.	49,294	2,583,991
*Fossil, Inc.	37,684	1,465,908
*Frederick’s of Hollywood Group, Inc.	1,753	1,911
Fred’s, Inc.	22,600	313,914
Frisch’s Restaurants, Inc.	2,647	57,996
#*Fuel Systems Solutions, Inc.	8,600	270,642

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Full House Resorts, Inc.	4,900	$15,288
*Furniture Brands International, Inc.	23,495	194,539
Gaiam, Inc.	7,259	65,767
#*GameStop Corp. Class A	39,500	960,245
Gaming Partners International Corp.	2,830	22,272
Gannett Co., Inc.	79,496	1,353,022
Gap, Inc.	52,600	1,300,798
#Garmin, Ltd.	22,226	830,808
#*Gaylord Entertainment Co.	22,900	772,875
*Genesco, Inc.	10,300	342,887
Gentex Corp.	47,225	1,014,865
#Genuine Parts Co.	25,825	1,105,310
*G-III Apparel Group, Ltd.	9,400	268,840
*Global Traffic Network, Inc.	2,231	13,542
*Golfsmith International Holdings, Inc.	977	4,465
*Goodyear Tire & Rubber Co.	18,800	252,484
*Gray Television, Inc.	8,900	33,375
*Gray Television, Inc. Class A	2,300	8,441
*Great Wolf Resorts, Inc.	5,753	18,467
*Group 1 Automotive, Inc.	11,616	360,677
Guess?, Inc.	3,600	165,132
*Gymboree Corp.	12,400	609,212
H&R Block, Inc.	26,200	479,722
*Hallwood Group, Inc.	200	10,062
#*Hanesbrands, Inc.	16,146	459,677
#Harley-Davidson, Inc.	36,500	1,234,795
*Harman International Industries, Inc.	24,801	979,143
Harte-Hanks, Inc.	29,609	426,370
Hasbro, Inc.	10,470	401,629
Haverty Furniture Cos., Inc.	10,420	169,846
Haverty Furniture Cos., Inc. Class A	500	8,295
*Hawk Corp.	4,000	92,560
*Heelys, Inc.	7,843	21,568
*Helen of Troy, Ltd.	14,000	378,140
#*hhgregg, Inc.	14,700	420,861
*Hibbett Sporting Goods, Inc.	10,815	297,412
Hillenbrand, Inc.	23,700	582,546
*Hollywood Media Corp.	5,100	6,018
Home Depot, Inc.	105,470	3,717,817
Hooker Furniture Corp.	3,979	62,709
*Hot Topic, Inc.	23,000	175,720
#*Hovnanian Enterprises, Inc.	21,000	149,310
*HSN, Inc.	23,560	709,863
*Iconix Brand Group, Inc.	30,620	528,501
Interactive Data Corp.	20,465	684,964
International Game Technology	27,005	569,265
International Speedway Corp.	13,200	403,392
#*Interpublic Group of Cos., Inc. (The)	154,698	1,378,359
*Interval Leisure Group, Inc.	21,821	322,733
#*iRobot Corp.	12,810	258,506
*Isle of Capri Casinos, Inc.	14,100	153,549
#*ITT Educational Services, Inc.	2,600	262,938
*J. Alexander’s Corp.	5,096	23,238
*J. Crew Group, Inc.	9,900	460,053
J.C. Penney Co., Inc.	90,573	2,642,014
*Jack in the Box, Inc.	27,714	651,833
#*Jackson Hewitt Tax Service, Inc.	13,900	23,491
*JAKKS Pacific, Inc.	11,987	183,281
*Jamba, Inc.	7,918	28,188
Jarden Corp.	37,340	1,199,361
*Jo-Ann Stores, Inc.	14,300	630,916

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Johnson Controls, Inc.	97,400	$3,271,666
*Johnson Outdoors, Inc.	657	8,350
Jones Apparel Group, Inc.	40,187	874,469
#*Jos. A. Bank Clothiers, Inc.	8,800	535,568
*Journal Communications, Inc.	19,200	108,864
#*K12, Inc.	11,300	267,471
#KB Home	42,500	787,525
*Kenneth Cole Productions, Inc. Class A	4,200	52,332
*Kid Brands, Inc.	17,790	177,366
*Kirkland’s, Inc.	1,900	42,313
#*Knology, Inc.	14,700	193,011
*Kohl’s Corp.	38,000	2,089,620
*Kona Grill, Inc.	280	1,182
*Krispy Kreme Doughnuts, Inc.	30,000	111,000
KSW, Inc.	98	356
*K-Swiss, Inc. Class A	16,800	208,992
Lacrosse Footwear, Inc.	2,179	38,961
*Lakeland Industries, Inc.	1,036	9,117
*Lakes Entertainment, Inc.	5,885	13,241
#*Lamar Advertising Co.	33,352	1,241,361
#*Las Vegas Sands Corp.	110,371	2,743,823
—*Lazare Kaplan International, Inc.	995	2,487
*La-Z-Boy, Inc.	25,700	335,128
*Leapfrog Enterprises, Inc.	18,000	123,120
*Learning Tree International, Inc.	5,582	88,251
*Lee Enterprises, Inc.	17,900	67,662
#Leggett & Platt, Inc.	86,310	2,117,184
Lennar Corp. Class A	81,181	1,615,502
Lennar Corp. Class B Voting	13,969	230,488
#*Liberty Global, Inc. Class A	52,800	1,447,248
*Liberty Global, Inc. Series C	45,685	1,237,150
*Liberty Media Corp. Capital Series A	51,949	2,299,782
*Liberty Media Corp. Capital Series B	100	4,114
*Liberty Media Corp. Interactive Class A	187,255	2,878,109
*Liberty Media Corp. Interactive Class B	1,100	17,220
*Liberty Media-Starz Corp. Series A	12,006	665,012
*Liberty Media-Starz Corp. Series B	35	2,016
#*Life Time Fitness, Inc.	19,200	705,792
*Lifetime Brands, Inc.	4,811	69,759
Limited Brands, Inc.	77,520	2,077,536
*LIN TV Corp.	10,040	72,589
*Lincoln Educational Services Corp.	11,505	287,165
*Lithia Motors, Inc.	8,000	63,840
*Live Nation Entertainment, Inc.	46,655	732,017
#*Liz Claiborne, Inc.	45,040	393,650
*LKQ Corp.	73,300	1,543,698
#*LodgeNet Interactive Corp.	7,200	47,520
Lowe’s Cos., Inc.	234,332	6,355,084
*Luby’s, Inc.	14,100	57,528
*Lumber Liquidators Holdings, Inc.	4,600	140,116
*M/I Homes, Inc.	10,772	168,043
Mac-Gray Corp.	4,508	52,518
Macy’s, Inc.	138,411	3,211,135
*Madison Square Garden, Inc.	4,258	88,353
*Maidenform Brands, Inc.	11,335	258,665
Marcus Corp.	11,500	147,775
*Marine Products Corp.	17,237	122,383
*MarineMax, Inc.	10,349	115,391
#Marriott International, Inc. Class A	20,895	768,100
#*Martha Stewart Living Omnimedia, Inc.	12,300	82,164
Mattel, Inc.	56,582	1,304,215

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Matthews International Corp. Class A	14,730	$515,550
*McClatchy Co. (The)	29,545	161,020
*McCormick & Schmick’s Seafood Restaurants, Inc.	5,364	53,157
McDonald’s Corp.	30,686	2,166,125
McGraw-Hill Cos., Inc.	12,300	414,756
MDC Holdings, Inc.	23,100	884,730
*Media General, Inc.	10,800	136,620
*Mediacom Communications Corp.	14,541	96,261
Men’s Wearhouse, Inc. (The)	24,595	581,180
Meredith Corp.	18,700	671,891
*Meritage Homes Corp.	14,400	342,432
*MGM Mirage	139,722	2,220,183
*Midas, Inc.	2,446	28,153
*Modine Manufacturing Co.	22,466	314,749
#*Mohawk Industries, Inc.	29,900	1,905,826
*Monarch Casino & Resort, Inc.	7,000	81,340
Monro Muffler Brake, Inc.	11,762	421,785
*Morgans Hotel Group Co.	9,700	82,159
#*Morningstar, Inc.	4,175	196,267
*Morton’s Restaurant Group, Inc.	6,335	38,390
*Motorcar Parts of America, Inc.	4,300	26,703
*Movado Group, Inc.	9,455	117,337
*MTR Gaming Group, Inc.	5,300	10,759
*Multimedia Games, Inc.	18,101	82,722
*Nathan’s Famous, Inc.	2,186	34,276
National CineMedia, Inc.	13,694	260,734
#National Presto Industries, Inc.	3,491	390,887
*Nautilus, Inc.	9,900	33,858
*Navarre Corp.	10,700	23,005
#*Netflix, Inc.	9,300	918,561
*New Frontier Media, Inc.	500	985
*New York & Co., Inc.	25,515	156,662
*New York Times Co. Class A (The)	77,800	771,776
Newell Rubbermaid, Inc.	69,175	1,180,817
News Corp. Class A	329,247	5,076,989
News Corp. Class B	127,439	2,267,140
*Nexstar Broadcasting Group, Inc.	4,014	26,814
NIKE, Inc. Class B	17,230	1,307,929
*Nobility Homes, Inc.	1,152	11,808
#Nordstrom, Inc.	15,830	654,254
Nutri/System, Inc.	7,167	138,538
#*NVR, Inc.	1,000	718,050
*O’Charley’s, Inc.	8,740	83,467
*Office Depot, Inc.	129,943	891,409
*OfficeMax, Inc.	28,750	546,250
Omnicom Group, Inc.	16,400	699,624
*Orbitz Worldwide, Inc.	31,100	204,949
#*O’Reilly Automotive, Inc.	32,730	1,600,170
#*Orient-Express Hotels, Ltd.	38,000	518,700
*Orleans Homebuilders, Inc.	3,100	651
*Outdoor Channel Holdings, Inc.	12,753	88,123
#*Overstock.com, Inc.	7,747	143,319
Oxford Industries, Inc.	8,600	185,674
#*P.F. Chang’s China Bistro, Inc.	12,900	562,956
*Pacific Sunwear of California, Inc.	32,500	164,450
*Palm Harbor Homes, Inc.	11,087	32,152
#*Panera Bread Co.	4,600	358,524
*Papa John’s International, Inc.	6,566	179,908
#*Peet’s Coffee & Tea, Inc.	7,000	277,340
*Penn National Gaming, Inc.	46,500	1,439,640
#*Penske Automotive Group, Inc.	41,638	623,737

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Pep Boys-Manny, Moe & Jack (The)	26,200	$328,286
*Perry Ellis International, Inc.	7,300	176,149
#PetMed Express, Inc.	5,800	128,412
PetSmart, Inc.	15,192	502,399
Phillips-Van Heusen Corp.	28,932	1,823,005
*Pier 1 Imports, Inc.	47,900	396,612
*Pinnacle Entertainment, Inc.	5,700	77,121
*Playboy Enterprises, Inc. Class B	9,850	41,173
Polaris Industries, Inc.	5,400	319,518
Polo Ralph Lauren Corp.	9,100	818,090
Pool Corp.	20,278	497,419
#*Pre-Paid Legal Services, Inc.	3,800	168,986
#*Priceline.com, Inc.	3,200	838,560
Primedia, Inc.	35,200	122,848
*Princeton Review, Inc.	13,859	43,379
*Pulte Group, Inc.	160,388	2,099,479
*Quiksilver, Inc.	50,900	271,297
*Radio One, Inc.	17,129	86,330
RadioShack Corp.	49,000	1,055,950
*RC2 Corp.	9,892	181,716
*RCN Corp.	16,542	242,837
*Reading International, Inc. Class A	4,671	19,478
*Red Lion Hotels Corp.	2,500	19,100
*Red Robin Gourmet Burgers, Inc.	7,199	175,728
Regal Entertainment Group	24,400	416,752
#Regis Corp.	26,500	506,680
*Rent-A-Center, Inc.	40,650	1,049,583
*Rentrak Corp.	4,669	102,158
*Retail Ventures, Inc.	24,500	265,090
*Rex Stores Corp.	7,200	123,552
RG Barry Corp.	7,961	81,919
*Rick’s Cabaret International, Inc.	4,200	51,954
*Rocky Brands, Inc.	3,035	29,834
#Ross Stores, Inc.	10,200	571,200
#*Royal Caribbean Cruises, Ltd.	69,083	2,475,935
*Rubio’s Restaurants, Inc.	3,681	29,632
#*Ruby Tuesday, Inc.	28,383	317,606
*Ruth’s Hospitality Group, Inc.	10,738	58,307
Ryland Group, Inc.	20,669	470,840
*Saga Communications, Inc.	1,129	31,104
#*Saks, Inc.	74,300	724,425
*Salem Communications Corp.	4,740	21,567
*Sally Beauty Holdings, Inc.	34,200	326,610
Scholastic Corp.	7,300	197,173
#*Scientific Games Corp.	32,790	482,341
Scripps Networks Interactive, Inc.	7,948	360,362
*Sealy Corp.	36,553	136,708
#*Sears Holdings Corp.	40,650	4,916,618
*Select Comfort Corp.	18,500	209,420
Service Corp. International	155,900	1,399,982
#Sherwin-Williams Co.	8,800	687,016
*Shiloh Industries, Inc.	4,053	32,951
*Shoe Carnival, Inc.	5,998	165,905
*Shuffle Master, Inc.	23,497	225,571
*Shutterfly, Inc.	11,911	280,266
#*Signet Jewelers, Ltd. ADR	41,153	1,317,719
*Sinclair Broadcast Group, Inc. Class A	14,200	97,838
*Skechers U.S.A., Inc. Class A	21,000	805,350
Skyline Corp.	4,100	95,571
*Smith & Wesson Holding Corp.	8,700	38,715
Snap-On, Inc.	34,800	1,676,664

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Sonic Automotive, Inc.	21,400	$228,552
*Sonic Corp.	16,073	188,215
#Sotheby’s Class A	30,000	1,002,000
Spartan Motors, Inc.	13,881	85,646
Speedway Motorsports, Inc.	20,629	335,221
*Sport Chalet, Inc. Class A	100	305
Sport Supply Group, Inc.	6,127	82,163
Stage Stores, Inc.	16,900	257,725
Standard Motor Products, Inc.	9,985	106,440
*Standard Pacific Corp.	48,051	308,007
*Stanley Black & Decker, Inc.	40,564	2,521,053
*Stanley Furniture, Inc.	4,300	42,441
#Staples, Inc.	35,957	846,068
*Starbucks Corp.	36,500	948,270
#Starwood Hotels & Resorts Worldwide, Inc.	36,500	1,989,615
*Stein Mart, Inc.	18,746	177,712
*Steiner Leisure, Ltd.	5,400	253,098
*Steinway Musical Instruments, Inc.	4,354	83,423
*Steven Madden, Ltd.	9,606	556,764
Stewart Enterprises, Inc.	40,900	277,302
*Stoneridge, Inc.	12,828	138,414
*Strattec Security Corp.	400	10,808
#Strayer Education, Inc.	2,170	527,570
Sturm Ruger & Co., Inc.	9,200	153,548
Superior Industries International, Inc.	13,760	231,994
*Syms Corp.	3,094	28,186
#Systemax, Inc.	18,141	421,415
#*Talbots, Inc.	17,200	282,940
*Tandy Brands Accessories, Inc.	387	1,563
*Tandy Leather Factory, Inc.	389	1,766
Target Corp.	52,779	3,001,542
*Tempur-Pedic International, Inc.	17,967	605,488
*Tenneco, Inc.	18,600	479,322
#*Texas Roadhouse, Inc.	35,498	524,660
Thor Industries, Inc.	23,500	839,185
Tiffany & Co.	19,420	941,482
*Timberland Co. Class A	26,400	567,600
Time Warner Cable, Inc.	88,298	4,966,762
Time Warner, Inc.	201,727	6,673,129
TJX Cos., Inc. (The)	14,400	667,296
*Toll Brothers, Inc.	57,068	1,288,025
*Town Sports International Holdings, Inc.	8,200	30,914
Tractor Supply Co.	12,400	832,908
*Trans World Entertainment Corp.	800	1,864
#*True Religion Apparel, Inc.	8,780	274,375
*TRW Automotive Holdings Corp.	54,943	1,769,714
*Tuesday Morning Corp.	18,100	102,265
Tupperware Corp.	6,090	311,016
*Ulta Salon Cosmetics & Fragrance, Inc.	22,200	513,264
*Under Armour, Inc. Class A	14,403	486,101
*Unifi, Inc.	35,389	135,540
UniFirst Corp.	9,100	444,717
*Universal Electronics, Inc.	7,656	162,460
*Universal Technical Institute, Inc.	6,800	162,928
*Urban Outfitters, Inc.	13,100	491,381
*US Auto Parts Network, Inc.	14,039	131,967
V.F. Corp.	28,337	2,448,884
#*Vail Resorts, Inc.	17,536	800,343
*Valassis Communications, Inc.	19,900	650,531
Value Line, Inc.	353	7,664
*Valuevision Media, Inc.	12,980	39,978

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*VCG Holding Corp.	1,084	$2,135
#*Viacom, Inc. Class A	4,001	156,079
*Viacom, Inc. Class B	46,500	1,642,845
*Volcom, Inc.	11,591	276,329
*WABCO Holdings, Inc.	22,170	735,822
Walt Disney Co. (The)	346,779	12,775,338
*Warnaco Group, Inc.	18,802	899,488
*Warner Music Group Corp.	27,200	186,320
Washington Post Co.	1,062	538,604
#Weight Watchers International, Inc.	10,471	278,214
*Wells-Gardner Electronics Corp.	1,365	2,962
Wendy’s/Arby’s Group, Inc.	134,686	715,183
*West Marine, Inc.	10,908	130,569
*Wet Seal, Inc. (The)	49,388	233,605
Weyco Group, Inc.	3,522	86,078
Whirlpool Corp.	28,600	3,113,682
Wiley (John) & Sons, Inc. Class A	18,500	781,995
#Wiley (John) & Sons, Inc. Class B	1,385	58,738
*Williams Controls, Inc.	1,500	13,725
Williams-Sonoma, Inc.	44,868	1,292,198
*Winmark Corp.	408	11,412
*Winnebago Industries, Inc.	12,800	212,864
#*WMS Industries, Inc.	13,100	655,262
Wolverine World Wide, Inc.	19,200	587,712
World Wrestling Entertainment, Inc.	10,700	195,275
Wyndham Worldwide Corp.	81,926	2,196,436
Wynn Resorts, Ltd.	10,001	882,488
Yum! Brands, Inc.	15,135	642,027
#*Zale Corp.	7,300	23,798
#*Zumiez, Inc.	20,658	383,412

Total Consumer Discretionary		306,728,078

Consumer Staples — (5.3%)
Alberto-Culver Co.	41,600	1,198,080
Alico, Inc.	2,787	74,357
*Alliance One International, Inc.	46,772	238,069
Altria Group, Inc.	72,000	1,525,680
*American Italian Pasta Co.	10,968	430,275
Andersons, Inc. (The)	8,300	299,962
Archer-Daniels-Midland Co.	114,684	3,204,271
Arden Group, Inc. Class A	101	10,251
#Avon Products, Inc.	14,966	483,851
B&G Foods, Inc.	22,400	231,392
*BJ’s Wholesale Club, Inc.	21,700	830,676
*Boston Beer Co., Inc. Class A	5,800	330,658
Brown-Forman Corp. Class A	1,000	60,180
#Brown-Forman Corp. Class B	5,175	301,081
Bunge, Ltd.	27,797	1,471,851
#Calavo Growers, Inc.	6,831	118,450
Cal-Maine Foods, Inc.	11,361	379,230
Campbell Soup Co.	12,500	448,250
Casey’s General Stores, Inc.	26,000	1,004,380
CCA Industries, Inc.	1,128	6,283
*Central European Distribution Corp.	30,906	1,070,893
*Central Garden & Pet Co.	10,091	113,322
*Central Garden & Pet Co. Class A	18,174	187,737
#*Chiquita Brands International, Inc.	33,877	509,510
Church & Dwight Co., Inc.	10,600	734,050
Clorox Co.	7,039	455,423
Coca-Cola Bottling Co.	3,200	176,256
Coca-Cola Co. (The)	79,810	4,265,844

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Coca-Cola Enterprises, Inc.	38,200	$1,059,286
Colgate-Palmolive Co.	17,375	1,461,237
ConAgra, Inc.	69,100	1,690,877
*Constellation Brands, Inc. Class A	62,297	1,138,166
*Constellation Brands, Inc. Class B	1,843	34,095
Corn Products International, Inc.	36,566	1,316,376
CostCo.Wholesale Corp.	32,670	1,930,144
*Craft Brewers Alliance, Inc.	3,992	9,980
CVS Caremark Corp.	247,598	9,143,794
*Darling International, Inc.	42,700	405,223
*Dean Foods Co.	55,700	874,490
Del Monte Foods Co.	126,115	1,884,158
Diamond Foods, Inc.	6,461	275,949
Dr Pepper Snapple Group, Inc.	87,400	2,860,602
*Elizabeth Arden, Inc.	17,575	320,041
*Energizer Holdings, Inc.	19,800	1,209,780
Estee Lauder Cos., Inc.	8,600	566,912
Farmer Brothers Co.	7,613	142,439
#Flowers Foods, Inc.	21,100	556,196
*Fresh Del Monte Produce, Inc.	26,619	555,539
General Mills, Inc.	16,230	1,155,251
Golden Enterprises, Inc.	900	3,105
#*Great Atlantic & Pacific Tea Co.	23,141	186,285
#*Green Mountain Coffee, Inc.	13,920	1,011,427
Griffin Land & Nurseries, Inc. Class A	1,766	51,655
H.J. Heinz Co.	11,100	520,257
#*Hain Celestial Group, Inc.	22,600	447,028
#*Hansen Natural Corp.	9,400	414,352
*Harbinger Group, Inc.	4,256	28,473
Herbalife, Ltd.	7,023	338,860
#Hershey Co. (The)	6,900	324,369
Hormel Foods Corp.	24,600	1,002,696
*HQ Sustainable Maritime Industries, Inc.	4,720	26,857
Imperial Sugar Co.	7,500	120,225
Ingles Markets, Inc.	5,146	82,490
Inter Parfums, Inc.	14,221	245,739
J & J Snack Foods Corp.	9,500	442,605
J.M. Smucker Co.	38,213	2,333,668
*John B. Sanfilippo & Son, Inc.	3,900	58,617
Kellogg Co.	12,976	712,901
Kimberly-Clark Corp.	14,746	903,340
Kraft Foods, Inc.	258,941	7,664,654
Kroger Co. (The)	33,700	749,151
Lancaster Colony Corp.	11,300	621,161
Lance, Inc.	14,291	331,265
*Lifeway Foods, Inc.	1,900	20,938
Lorillard, Inc.	5,600	438,872
Mannatech, Inc.	7,930	30,610
McCormick & Co., Inc. Non-Voting	8,600	340,302
McCormick & Co., Inc. Voting	120	4,770
Mead Johnson Nutrition Co.	200	10,322
*Medifast, Inc.	6,205	198,064
*MGP Ingredients, Inc.	6,769	52,595
Molson Coors Brewing Co.	37,863	1,679,603
Molson Coors Brewing Co. Class A	100	4,357
Nash-Finch Co.	6,200	217,124
#National Beverage Corp.	19,718	228,729
*Natural Alternatives International, Inc.	2,465	18,660
*NBTY, Inc.	30,100	1,224,468
Nu Skin Enterprises, Inc. Class A	25,400	763,524
*Nutraceutical International Corp.	5,931	91,753

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Oil-Dri Corp. of America	3,793	$77,756
*Omega Protein Corp.	6,397	34,224
*Orchids Paper Products Co.	1,900	28,139
*Overhill Farms, Inc.	6,262	37,948
*Pantry, Inc.	14,407	227,919
*Parlux Fragrances, Inc.	2,671	5,502
PepsiCo, Inc.	69,616	4,540,356
Philip Morris International, Inc.	68,274	3,350,888
*Physicians Formula Holdings, Inc.	3,651	11,026
*Pilgrim’s Pride Corp.	8,000	93,280
*Prestige Brands Holdings, Inc.	25,517	248,536
PriceSmart, Inc.	15,517	386,063
Procter & Gamble Co.	166,367	10,341,373
*Ralcorp.Holdings, Inc.	6,756	449,612
*Reddy Ice Holdings, Inc.	6,809	28,870
Reliv’ International, Inc.	2,518	7,302
*Revlon, Inc.	17,422	305,233
Reynolds American, Inc.	34,100	1,821,622
Rocky Mountain Chocolate Factory, Inc.	4,490	42,745
#Ruddick Corp.	23,853	842,965
Safeway, Inc.	75,286	1,776,750
Sanderson Farms, Inc.	10,925	619,120
Sara Lee Corp.	58,800	836,136
Schiff Nutrition International, Inc.	5,832	41,349
*Seneca Foods Corp.	2,919	95,860
#*Smart Balance, Inc.	32,734	217,681
*Smithfield Foods, Inc.	87,400	1,637,876
Spartan Stores, Inc.	10,982	165,718
SUPERVALU, Inc.	41,931	624,772
*Susser Holdings Corp.	6,700	72,159
#*Synutra International, Inc.	288	6,751
#Sysco Corp.	16,789	529,525
Tasty Baking Co.	1,786	13,413
Tootsie Roll Industries, Inc.	17,514	465,872
#*TreeHouse Foods, Inc.	16,812	710,979
Tyson Foods, Inc. Class A	97,451	1,909,065
*United Natural Foods, Inc.	22,900	702,801
United-Guardian, Inc.	900	11,232
#Universal Corp.	12,600	652,428
*USANA Health Sciences, Inc.	5,433	196,946
#Vector Group, Ltd.	15,503	254,094
Village Super Market, Inc.	1,900	51,129
Walgreen Co.	79,696	2,801,314
Wal-Mart Stores, Inc.	79,888	4,285,991
WD-40 Co.	6,859	241,643
Weis Markets, Inc.	15,380	573,366
#*Whole Foods Market, Inc.	25,025	976,476
*Winn-Dixie Stores, Inc.	31,704	399,787

Total Consumer Staples		116,448,260

Energy — (8.7%)
*Abraxas Petroleum Corp.	5,592	16,105
Adams Resources & Energy, Inc.	1,577	29,821
#*Allis-Chalmers Energy, Inc.	30,200	121,706
Alon USA Energy, Inc.	23,483	171,661
*Alpha Natural Resources, Inc.	31,080	1,463,246
*American Oil & Gas, Inc.	19,808	142,618
Anadarko Petroleum Corp.	79,868	4,964,595
Apache Corp.	56,903	5,790,449
*Approach Resources, Inc.	6,412	57,387
#Arch Coal, Inc.	41,999	1,133,973

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Arena Resources, Inc.	15,231	$562,481
*Atlas Energy, Inc.	24,844	896,372
*ATP Oil & Gas Corp.	24,800	452,848
*Atwood Oceanics, Inc.	25,519	929,147
*Baker Hughes, Inc.	48,374	2,407,115
*Barnwell Industries, Inc.	900	3,960
*Basic Energy Services, Inc.	18,700	190,927
Berry Petroleum Corp. Class A	25,739	833,171
*Bill Barrett Corp.	22,614	770,685
*BioFuel Energy Corp.	8,100	21,222
*Bolt Technology Corp.	3,150	34,870
*Boots & Coots, Inc.	22,400	65,632
#*BPZ Resources, Inc.	43,898	290,605
*Brigham Exploration Co.	17,400	339,474
*Bristow Group, Inc.	17,000	658,070
*BronCo.Drilling Co., Inc.	10,900	52,102
Cabot Oil & Gas Corp.	25,172	909,464
*Cal Dive International, Inc.	55,788	365,969
*Callon Petroleum Co.	8,100	49,167
*Cameron International Corp.	21,532	849,653
CARBO Ceramics, Inc.	10,900	798,425
#*Carrizo Oil & Gas, Inc.	15,100	331,294
*Cheniere Energy, Inc.	21,278	88,304
Chesapeake Energy Corp.	107,429	2,556,810
Chevron Corp.	300,080	24,438,515
Cimarex Energy Co.	28,600	1,947,088
*Clayton Williams Energy, Inc.	5,666	263,242
*Clean Energy Fuels Corp.	23,900	421,118
*CNX Gas Corp.	12,986	496,974
*Complete Production Services, Inc.	37,300	562,857
*Comstock Resources, Inc.	25,700	823,942
*Concho Resources, Inc.	24,749	1,406,238
ConocoPhillips	240,185	14,216,550
Consol Energy, Inc.	14,106	630,256
*Contango Oil & Gas Co.	7,600	417,240
*Continental Resources, Inc.	13,216	649,699
*CREDO Petroleum Corp.	5,480	53,156
*Crosstex Energy, Inc.	37,100	335,013
*CVR Energy, Inc.	21,800	185,082
*Dawson Geophysical Co.	3,400	99,586
Delek US Holdings, Inc.	21,500	150,715
#*Delta Petroleum Corp.	5,402	8,319
#*Denbury Resources, Inc.	83,938	1,607,413
Devon Energy Corp.	70,570	4,751,478
*DHT Holdings, Inc.	1,338	6,315
#Diamond Offshore Drilling, Inc.	7,162	566,514
*Double Eagle Petroleum Co.	3,116	14,801
*Dresser-Rand Group, Inc.	34,300	1,210,104
*Dril-Quip, Inc.	8,357	484,121
El Paso Corp.	37,887	458,433
*Energy Partners, Ltd.	10,875	148,661
*ENGlobal Corp.	8,649	30,704
#EOG Resources, Inc.	39,107	4,384,677
*Evolution Petroleum Corp.	11,456	68,507
EXCO Resources, Inc.	31,999	593,581
#*Exterran Holdings, Inc.	31,299	912,366
Exxon Mobil Corp.	248,174	16,838,606
*FMC Technologies, Inc.	9,500	643,055
#*Forest Oil Corp.	28,984	849,231
Frontier Oil Corp.	42,600	647,520
*FX Energy, Inc.	14,565	62,775

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
General Maritime Corp.	18,922	$153,457
*Geokinetics, Inc.	5,000	43,700
*GeoMet, Inc.	1,691	2,283
*GeoResources, Inc.	9,952	170,776
*Global Industries, Ltd.	43,378	290,633
#*GMX Resources, Inc.	7,200	57,672
#*Goodrich Petroleum Corp.	9,500	160,835
#*Green Plains Renewable Energy, Inc.	15,433	211,895
Gulf Island Fabrication, Inc.	6,500	155,805
*Gulfmark Offshore, Inc. .	9,400	324,018
*Gulfport Energy Corp.	20,800	260,000
Halliburton Co.	47,763	1,463,936
*Harvest Natural Resources, Inc.	25,200	222,516
*Helix Energy Solutions Group, Inc.	50,555	737,092
Helmerich & Payne, Inc.	12,665	514,452
*Hercules Offshore, Inc.	31,700	125,532
Hess Corp.	56,378	3,582,822
*HKN, Inc.	2,684	8,267
Holly Corp.	26,300	710,100
#*Hornbeck Offshore Services, Inc.	11,200	274,064
Houston American Energy Corp.	3,600	47,160
*International Coal Group, Inc.	72,100	379,967
#*ION Geophysical Corp.	55,300	332,353
*James River Coal Co.	9,800	184,436
#*Key Energy Services, Inc.	57,700	626,622
*Kodiak Oil & Gas Corp.	6,000	23,880
Lufkin Industries, Inc.	8,400	715,092
*Magnum Hunter Resources Corp.	5,800	26,912
Marathon Oil Corp.	136,394	4,385,067
*Mariner Energy, Inc.	49,647	1,185,570
Massey Energy Co.	37,870	1,387,178
*Matrix Service Co.	12,562	133,534
*McMoran Exploration Co.	13,500	161,190
*Meridian Resource Corp.	657	191
*Mexco Energy Corp.	200	1,842
*Mitcham Industries, Inc.	4,104	30,000
Murphy Oil Corp.	33,300	2,002,995
#*Nabors Industries, Ltd.	93,544	2,017,744
National-Oilwell, Inc.	67,961	2,992,323
*Natural Gas Services Group, Inc.	5,400	96,822
#*Newfield Exploration Co.	30,284	1,762,226
*Newpark Resources, Inc.	49,300	329,324
Noble Corp.	27,200	1,074,128
Noble Energy, Inc.	30,875	2,358,850
*Northern Oil & Gas, Inc.	4,300	69,918
Occidental Petroleum Corp.	41,578	3,686,305
*Oceaneering International, Inc.	7,561	495,245
*Oil States International, Inc.	24,395	1,178,522
*OMNI Energy Services Corp.	3,200	10,624
#Overseas Shipholding Group, Inc.	18,959	949,088
*OYO Geospace Corp.	2,800	139,160
Panhandle Oil & Gas, Inc.	4,225	105,456
*Parker Drilling Co.	55,300	305,809
#*Patriot Coal Corp.	45,100	888,019
Patterson-UTI Energy, Inc.	69,034	1,055,530
Peabody Energy Corp.	13,407	626,375
Penn Virginia Corp.	21,300	543,363
*Petrohawk Energy Corp.	48,950	1,056,830
*Petroleum Development Corp.	11,300	264,533
#*PetroQuest Energy, Inc.	32,708	193,304
*PHI, Inc. Non-Voting	5,094	105,904

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Pioneer Drilling Co.	24,600	$180,564
Pioneer Natural Resources Co.	37,978	2,435,529
*Plains Exploration & Production Co.	49,738	1,457,821
*PostRock Energy Corp.	700	5,950
#*Precision Drilling Trust	6,936	52,852
*Pride International, Inc.	54,787	1,661,690
*Quicksilver Resources, Inc.	37,032	513,634
Range Resources Corp.	23,492	1,121,978
*Rex Energy Corp.	22,700	301,910
*Rosetta Resources, Inc.	27,616	687,638
*Rowan Cos., Inc.	55,462	1,652,768
RPC, Inc.	49,521	675,962
#*SandRidge Energy, Inc.	36,770	276,143
Schlumberger, Ltd.	47,023	3,358,383
*SEACOR Holdings, Inc.	11,468	965,262
*Seahawk Drilling, Inc.	3,141	52,329
Smith International, Inc.	14,744	704,173
Southern Union Co.	28,500	744,705
*Southwestern Energy Co.	12,100	480,128
Spectra Energy Corp.	29,459	687,573
St. Mary Land & Exploration Co.	30,776	1,238,426
*Stone Energy Corp.	25,374	413,596
Sunoco, Inc.	43,200	1,416,096
*Superior Energy Services, Inc.	38,092	1,030,770
#*Superior Well Services, Inc.	15,234	220,893
*Swift Energy Corp.	18,100	654,858
*T-3 Energy Services, Inc.	6,400	190,400
*Teekay Corp.	7,563	189,453
#Tesoro Petroleum Corp.	78,700	1,034,905
*Tetra Technologies, Inc.	37,300	458,417
*TGC Industries, Inc.	5,601	23,075
Tidewater, Inc.	26,919	1,443,128
*Toreador Resources Corp.	9,240	83,807
*TriCo.Marine Services, Inc.	8,438	27,677
*Tri-Valley Corp.	1,800	2,124
*Union Drilling, Inc.	10,400	68,952
*Unit Corp.	24,914	1,190,142
*Uranium Energy Corp.	6,699	19,159
*USEC, Inc.	65,000	390,000
VAALCo.Energy, Inc.	30,500	171,105
Valero Energy Corp.	99,700	2,072,763
*Venoco, Inc.	17,300	257,770
*Verenium Corp.	1,200	4,956
W&T Offshore, Inc.	31,400	297,358
*Warren Resources, Inc.	31,300	112,054
*Weatherford International, Ltd.	11,400	206,454
#*Western Refining, Inc.	31,900	170,984
*Westmoreland Coal Co.	3,531	49,646
*Whiting Petroleum Corp.	16,859	1,522,873
#*Willbros Group, Inc.	19,000	238,450
Williams Cos., Inc. (The)	27,735	654,823
World Fuel Services Corp.	29,500	838,685
XTO Energy, Inc.	74,577	3,543,899

Total Energy		191,387,716

Financials — (17.0%)
1st Source Corp.	13,997	267,763
21st Century Holding Co.	1,554	5,672
Abington Bancorp, Inc.	14,443	137,353
Access National Corp.	1,483	9,284
Advance America Cash Advance Centers, Inc.	29,839	170,679

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Affiliated Managers Group, Inc.	16,475	$1,386,865
*Affirmative Insurance Holdings, Inc.	4,394	20,300
Aflac, Inc.	26,326	1,341,573
*Allegheny Corp.	3,459	1,027,876
Alliance Bancorp, Inc. of Pennsylvania	732	6,098
Alliance Financial Corp.	1,000	29,970
Allied World Assurance Co. Holdings, Ltd.	15,270	665,314
Allstate Corp. (The)	91,407	2,986,267
*Altisource Portfolio Solutions SA	11,666	281,851
—#*Amcore Financial, Inc.	5,020	3,966
American Capital, Ltd.	94,200	578,388
American Equity Investment Life Holding Co.	28,229	296,969
American Express Co.	60,020	2,768,122
American Financial Group, Inc.	68,646	2,020,252
*American Independence Corp.	375	2,100
American National Bankshares, Inc.	2,125	46,134
American National Insurance Co.	4,817	530,641
American Physicians Capital, Inc.	5,822	194,688
American River Bankshares	2,022	17,409
*American Safety Insurance Holdings, Ltd.	3,800	61,484
#*AmericanWest Bancorporation	500	155
#*AmeriCredit Corp.	65,366	1,564,862
Ameriprise Financial, Inc.	41,219	1,910,913
Ameris Bancorp	7,835	87,204
*AMERISAFE, Inc.	9,966	170,419
*AmeriServe Financial, Inc.	3,367	7,542
AmTrust Financial Services, Inc.	26,465	360,718
AON Corp.	22,153	940,616
*Arch Capital Group, Ltd.	6,957	525,810
Argo Group International Holdings, Ltd.	21,093	695,858
Arrow Financial Corp.	5,817	161,713
Aspen Insurance Holdings, Ltd.	41,342	1,115,407
*Asset Acceptance Capital Corp.	17,000	125,120
Associated Banc-Corp.	83,322	1,210,669
Assurant, Inc.	36,607	1,333,593
Assured Guaranty, Ltd.	43,035	927,404
Asta Funding, Inc.	4,207	32,520
Astoria Financial Corp.	55,200	890,928
*Atlantic Coast Federal Corp.	1,974	5,428
Auburn National Bancorporation, Inc.	600	12,024
*Avatar Holdings, Inc.	5,500	131,120
Axis Capital Holdings, Ltd.	34,967	1,089,921
*B of I Holding, Inc.	3,098	54,618
Baldwin & Lyons, Inc. Class B	4,200	105,378
BancFirst Corp.	10,800	476,712
Banco Santander SA Sponsored ADR	833	10,279
Bancorp Rhode Island, Inc.	1,598	45,815
*Bancorp, Inc.	8,619	76,451
BancorpSouth, Inc.	40,026	886,176
#BancTrust Financial Group, Inc.	8,300	51,377
Bank Mutual Corp.	29,001	206,487
Bank of America Corp.	988,693	17,628,396
Bank of Commerce Holdings	2,369	12,248
#*Bank of Florida Corp.	1,350	1,431
Bank of Hawaii Corp.	19,257	1,018,310
#Bank of Kentucky Financial Corp.	500	9,590
Bank of New York Mellon Corp. (The)	195,718	6,092,701
Bank of the Ozarks, Inc.	9,000	346,230
*BankAtlantic Bancorp, Inc.	7,300	19,126
BankFinancial Corp.	9,100	87,906
#Banner Corp.	9,500	53,865

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Bar Harbor Bankshares	1,013	$29,782
BB&T Corp.	108,744	3,614,651
BCB Bancorp, Inc.	791	7,238
Beacon Federal Bancorp, Inc.	1,400	12,320
*Beneficial Mutual Bancorp., Inc.	25,832	255,995
Berkshire Hills Bancorp, Inc.	6,179	129,759
BGC Partners, Inc. Class A	13,801	89,983
#BlackRock, Inc.	6,731	1,238,504
BOK Financial Corp.	16,500	898,095
Boston Private Financial Holdings, Inc.	37,700	298,961
Bridge Bancorp, Inc.	600	13,998
*Bridge Capital Holdings	900	8,784
*Broadpoint Gleacher Securities, Inc.	36,443	155,976
Brookline Bancorp, Inc.	36,650	402,783
Brooklyn Federal Bancorp, Inc.	3,800	28,500
Brown & Brown, Inc.	40,747	820,645
Bryn Mawr Bank Corp.	4,800	88,176
C&F Financial Corp.	159	3,347
*Cadence Financial Corp.	1,505	4,500
Calamos Asset Management, Inc.	6,016	74,899
California First National Bancorp	1,759	23,008
Camden National Corp.	2,612	93,327
*Cape Bancorp, Inc.	1,065	7,625
Capital City Bank Group, Inc.	7,984	140,439
Capital One Financial Corp.	73,740	3,201,053
Capital Southwest Corp.	1,955	183,868
CapitalSource, Inc.	67,984	405,864
#*Capitol Bancorp, Ltd.	8,149	19,884
Capitol Federal Financial	7,000	263,830
Cardinal Financial Corp.	13,661	149,588
*Cardtronics, Inc.	9,100	126,854
*Carolina Bank Holdings, Inc.	900	4,203
Cascade Financial Corp.	7,916	15,911
#Cash America International, Inc.	15,143	561,200
Cathay General Bancorp	33,778	417,834
#*CB Richard Ellis Group, Inc.	22,063	382,131
Center Bancorp, Inc.	6,087	50,644
*Center Financial Corp.	9,140	61,604
CenterState Banks of Florida, Inc.	10,418	125,329
*Central Jersey Bancorp	3,391	12,547
#*Central Pacific Financial Corp.	7,560	16,481
Centrue Financial Corp.	1,532	5,331
Century Bancorp, Inc. Class A	670	12,964
Charles Schwab Corp. (The)	41,715	804,682
Chemical Financial Corp.	10,838	256,861
*Chicopee Bancorp, Inc.	3,900	49,647
Chubb Corp.	62,321	3,294,911
Cincinnati Financial Corp.	66,527	1,889,367
*CIT Group, Inc.	259	10,515
*Citigroup, Inc.	1,629,741	7,121,968
Citizens Community Bancorp, Inc.	900	3,825
Citizens Holding Co.	200	5,052
Citizens South Banking Corp.	1,100	7,546
*Citizens, Inc.	22,500	157,725
City Holding Co.	9,860	345,494
City National Corp.	27,379	1,705,164
CKX Lands, Inc.	39	478
Clifton Savings Bancorp, Inc.	8,766	86,082
CME Group, Inc.	12,950	4,252,909
#*CNA Financial Corp.	83,675	2,352,941
*CNA Surety Corp.	33,405	560,202

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
CNB Financial Corp.	1,386	$21,483
CoBiz Financial, Inc.	15,096	107,785
Codorus Valley Bancorp, Inc.	190	1,624
Cohen & Steers, Inc.	15,825	428,383
Colony Bankcorp, Inc.	105	775
Columbia Banking System, Inc.	12,969	291,543
#Comerica, Inc.	60,808	2,553,936
Commerce Bancshares, Inc.	19,717	816,678
Commercial National Financial Corp.	540	9,345
Community Bank System, Inc.	24,995	616,627
Community Trust Bancorp, Inc.	7,861	235,987
#*CompuCredit Holdings Corp.	17,870	107,041
#*Conseco, Inc.	108,743	641,584
Consolidated-Tokoma Land Co.	3,000	102,540
*Consumer Portfolio Services, Inc.	300	552
*Cowen Group, Inc.	6,257	33,788
*Crawford & Co. Class A	1,841	5,726
*Crawford & Co. Class B	183	823
*Credit Acceptance Corp.	14,546	656,025
*Crescent Financial Corp.	1,666	6,131
Cullen Frost Bankers, Inc.	25,171	1,494,151
#CVB Financial Corp.	50,000	550,500
Danvers Bancorp, Inc.	9,977	163,124
Delphi Financial Group, Inc. Class A	22,108	607,970
Diamond Hill Investment Group, Inc.	1,238	96,614
Dime Community Bancshares, Inc.	17,835	227,396
Discover Financial Services	193,647	2,993,783
*Dollar Financial Corp.	12,514	292,953
Donegal Group, Inc. Class A	11,178	161,299
Donegal Group, Inc. Class B	1,947	34,569
*Doral Financial Corp.	13,473	72,619
Duff & Phelps Corp.	5,500	86,350
*E*TRADE Financial Corp.	2,000	3,360
East West Bancorp, Inc.	48,094	942,161
Eastern Insurance Holdings, Inc.	3,549	36,377
Eastern Virginia Bankshares, Inc.	1,053	8,161
Eaton Vance Corp.	9,100	320,684
ECB Bancorp, Inc.	153	2,524
*eHealth, Inc.	11,857	162,559
EMC Insurance Group, Inc.	5,941	144,129
Employers Holdings, Inc.	25,610	422,053
*Encore Bancshares, Inc.	3,954	40,687
*Encore Capital Group, Inc.	13,700	315,237
Endurance Specialty Holdings, Ltd.	38,019	1,401,000
*Enstar Group, Ltd.	6,172	408,093
Enterprise Bancorp, Inc.	3,360	41,765
Enterprise Financial Services Corp.	6,434	67,621
Erie Indemnity Co.	16,842	779,953
ESB Financial Corp.	4,255	60,846
ESSA Bancorp, Inc.	9,962	125,820
Evans Bancorp, Inc.	500	7,535
#Evercore Partners, Inc. Class A	4,600	164,864
Everest Re Group, Ltd.	19,573	1,500,270
*EzCorp, Inc.	23,400	484,614
F.N.B. Corp.	53,208	495,899
Farmers Capital Bank Corp.	1,209	10,192
FBL Financial Group, Inc. Class A	13,300	343,672
Federal Agricultural Mortgage Corp.	6,100	137,372
#Federated Investors, Inc.	7,000	168,840
Fidelity National Financial, Inc.	55,188	837,754
*Fidelity Southern Corp.	1,608	14,343

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Fifth Third Bancorp	255,305	$3,806,598
Financial Institutions, Inc.	2,798	44,992
*First Acceptance Corp.	17,589	35,002
First Advantage Bancorp	700	7,525
First American Corp.	44,750	1,547,007
First Bancorp	10,455	170,521
First Bancorp, Inc.	1,907	30,302
First Busey Corp.	10,398	52,510
First Business Financial Services, Inc.	1,140	11,400
*First Cash Financial Services, Inc.	14,286	315,149
First Citizens BancShares, Inc.	3,058	629,948
First Commonwealth Financial Corp.	39,542	259,000
First Community Bancshares, Inc.	4,941	82,268
First Defiance Financial Corp.	3,509	47,371
#First Federal Bancshares of Arkansas, Inc.	124	420
First Financial Bancorp	26,425	504,982
First Financial Bankshares, Inc.	9,697	518,596
First Financial Corp.	6,066	176,824
First Financial Holdings, Inc.	6,978	98,529
First Financial Northwest, Inc.	11,880	76,626
First Financial Service Corp.	444	3,770
* First Horizon National Corp.	137,128	1,940,361
#First M&F Corp.	511	2,310
*First Marblehead Corp. (The)	5,092	17,873
First Merchants Corp.	9,608	83,974
First Mercury Financial Corp.	9,013	118,160
First Midwest Bancorp, Inc.	30,906	469,771
First Niagara Financial Group, Inc.	102,125	1,419,537
*First Pactrust Bancorp, Inc.	244	2,086
First Place Financial Corp.	8,972	45,578
First Security Group, Inc.	6,111	17,477
First South Bancorp, Inc.	3,537	49,306
#First United Corp.	1,100	7,315
Firstbank Corp.	1,136	7,043
*FirstCity Financial Corp.	3,686	26,871
FirstMerit Corp.	41,601	977,623
Flagstone Reinsurance Holdings, Ltd.	38,100	424,815
Flushing Financial Corp.	14,559	198,148
#FNB United Corp.	2,428	4,298
#*Forest City Enterprises, Inc. Class A	66,025	1,020,086
*Forest City Enterprises, Inc. Class B	3,727	58,029
*Forestar Group, Inc.	5,866	132,220
*Fox Chase Bancorp, Inc.	2,615	29,340
*FPIC Insurance Group, Inc.	7,057	192,092
Franklin Resources, Inc.	13,920	1,609,709
#*Frontier Financial Corp.	390	1,392
Fulton Financial Corp.	103,470	1,086,435
*GAINSCO, Inc.	230	2,012
Gallagher (Arthur J.) & Co.	23,900	627,853
GAMCO Investors, Inc.	3,560	163,796
*Genworth Financial, Inc.	175,625	2,901,325
German American Bancorp, Inc.	6,319	100,535
GFI Group, Inc.	51,684	356,620
Glacier Bancorp, Inc.	26,823	495,957
Goldman Sachs Group, Inc. (The)	82,432	11,969,126
Great Southern Bancorp, Inc.	6,070	148,047
#*Greene Bancshares, Inc.	2,404	30,387
#Greenhill & Co., Inc.	4,263	374,675
*Greenlight Capital Re, Ltd.	13,925	356,758
*Grubb & Ellis Co.	4,608	8,202
*Guaranty Bancorp	7,729	12,135

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Hallmark Financial Services, Inc.	8,801	$103,060
Hampden Bancorp, Inc.	1,465	14,357
#Hampton Roads Bankshares, Inc.	833	2,407
Hancock Holding Co.	17,590	719,079
*Hanmi Financial Corp.	8,200	24,436
Hanover Insurance Group, Inc.	30,043	1,353,437
Harleysville Group, Inc.	12,989	415,908
Harleysville Savings Financial Corp.	1,246	18,304
*Harris & Harris Group, Inc.	10,300	49,955
Hartford Financial Services Group, Inc.	68,795	1,965,473
Hawthorn Bancshares, Inc.	208	2,744
HCC Insurance Holdings, Inc.	40,054	1,089,068
Heartland Financial USA, Inc.	6,455	123,355
*Heritage Commerce Corp.	6,986	38,563
*Heritage Financial Corp.	2,430	37,203
Heritage Financial Group	101	1,266
HF Financial Corp.	200	2,306
*HFF, Inc.	6,600	58,212
*Hilltop Holdings, Inc.	34,900	409,377
Hingham Institution for Savings	200	7,386
*HMN Financial, Inc.	212	1,365
*Home Bancorp, Inc.	300	4,161
Home Bancshares, Inc.	10,996	309,208
Home Federal Bancorp, Inc.	8,959	142,717
*Homeowners Choice, Inc.	939	6,395
HopFed Bancorp, Inc.	1,600	21,496
Horace Mann Educators Corp.	18,700	321,827
Horizon Bancorp	500	11,000
#*Horizon Financial Corp.	241	4
Hudson City Bancorp, Inc.	127,500	1,695,750
Huntington Bancshares, Inc.	259,456	1,756,517
IBERIABANK Corp.	12,220	753,241
Independence Holding Co.	5,300	42,453
Independent Bank Corp. (453836108)	11,615	301,293
#Independent Bank Corp. (453838104)	754	867
Infinity Property & Casualty Corp.	7,323	337,810
#*Interactive Brokers Group, Inc.	10,400	178,256
*IntercontinentalExchange, Inc.	2,225	259,502
*International Assets Holding Corp.	7,069	114,306
International Bancshares Corp.	35,000	845,950
*Intervest Bancshares Corp.	600	3,750
Invesco, Ltd.	82,785	1,903,227
*Investment Technology Group, Inc.	18,217	316,429
*Investors Bancorp, Inc.	60,526	841,917
Investors Title Co.	547	17,777
Janus Capital Group, Inc.	82,272	1,158,390
Jefferies Group, Inc.	81,978	2,231,441
Jefferson Bancshares, Inc.	200	930
JMP Group, Inc.	8,500	65,790
#Jones Lang LaSalle, Inc.	19,755	1,558,274
JPMorgan Chase & Co.	762,068	32,448,855
#*KBW, Inc.	16,704	500,285
Kearny Financial Corp.	38,365	392,474
Kentucky First Federal Bancorp	1,549	15,351
KeyCorp	262,986	2,372,134
K-Fed Bancorp	5,054	50,591
*Knight Capital Group, Inc.	46,522	723,417
Lakeland Bancorp, Inc.	11,263	118,261
Lakeland Financial Corp.	7,129	148,711
Landmark Bancorp, Inc.	1,050	16,810
Legacy Bancorp, Inc.	4,612	43,214

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Legg Mason, Inc.	53,808	$1,705,176
#*Leucadia National Corp.	47,949	1,213,589
#Life Partners Holdings, Inc.	2,478	57,242
Lincoln National Corp.	98,683	3,018,713
LNB Bancorp, Inc.	884	4,853
Loews Corp.	75,812	2,823,239
*Louisiana Bancorp, Inc.	2,000	29,600
LSB Corp.	600	8,394
#M&T Bank Corp.	45,894	4,008,841
#*Macatawa Bank Corp.	4,000	7,800
MainSource Financial Group, Inc.	12,698	102,727
#*Markel Corp.	2,900	1,110,236
*Market Leader, Inc.	3,600	8,100
MarketAxess Holdings, Inc.	16,626	261,361
*Marlin Business Services Corp.	4,216	48,526
Marsh & McLennan Cos., Inc.	37,877	917,381
Marshall & Ilsley Corp.	111,692	1,016,397
*Maui Land & Pineapple Co., Inc.	1,700	8,551
Max Capital Group, Ltd.	13,229	295,007
MB Financial, Inc.	24,932	610,834
*MBIA, Inc.	166,900	1,598,902
MBT Financial Corp.	2,591	7,566
*MCG Capital Corp.	35,946	238,322
Meadowbrook Insurance Group, Inc.	26,868	212,257
Medallion Financial Corp.	9,217	73,736
#*Mercantile Bancorp, Inc.	1,350	4,320
Mercantile Bank Corp.	2,651	15,826
Mercer Insurance Group, Inc.	1,726	31,672
Merchants Bancshares, Inc.	1,620	37,730
Mercury General Corp.	25,770	1,159,392
*Meridian Interstate Bancorp, Inc.	4,943	56,943
MetLife, Inc.	129,549	5,904,843
*Metro Bancorp, Inc.	515	6,989
*MetroCorp Bancshares, Inc.	1,365	4,805
#*MF Global Holdings, Ltd.	57,584	530,924
*MGIC Investment Corp.	58,445	609,581
MicroFinancial, Inc.	1,350	5,400
MidSouth Bancorp, Inc.	1,900	30,495
Montpelier Re Holdings, Ltd.	40,003	664,050
Moody’s Corp.	16,693	412,651
Morgan Stanley	221,389	6,690,376
MSB Financial Corp.	400	3,160
*MSCI, Inc.	7,675	265,939
MutualFirst Financial, Inc.	1,250	11,237
*Nara Bancorp, Inc.	18,400	165,600
*NASDAQ OMX Group, Inc. (The)	53,369	1,120,749
*National Financial Partners Corp.	18,700	287,793
National Interstate Corp.	9,767	204,033
National Penn Bancshares, Inc.	54,918	402,000
National Western Life Insurance Co. Class A	400	76,456
*Navigators Group, Inc.	12,800	513,664
NBT Bancorp, Inc.	24,899	609,279
Nelnet, Inc. Class A	21,430	427,743
New England Bancshares, Inc.	1,100	9,240
New Hampshire Thrift Bancshares, Inc.	1,472	16,089
New Westfield Financial, Inc.	18,225	165,848
New York Community Bancorp, Inc.	87,850	1,446,889
NewAlliance Bancshares, Inc.	63,752	830,689
*NewBridge Bancorp.	1,874	8,901
*Newport Bancorp, Inc.	1,100	13,337
*NewStar Financial, Inc.	15,429	118,186

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*North Valley Bancorp	336	$890
Northeast Community Bancorp, Inc.	5,046	30,831
Northern Trust Corp.	8,009	440,335
#Northfield Bancorp, Inc.	19,333	285,355
Northrim Bancorp, Inc.	2,000	34,520
Northwest Bancshares, Inc.	53,526	668,540
NYMAGIC, Inc.	1,300	28,860
NYSE Euronext, Inc.	101,318	3,306,006
Ocean Shore Holding Co.	1,529	17,583
OceanFirst Financial Corp.	5,793	74,498
#*Ocwen Financial Corp.	45,200	522,060
Ohio Valley Banc Corp.	700	14,588
Old National Bancorp	40,478	542,810
Old Republic International Corp.	106,300	1,595,563
#Old Second Bancorp, Inc.	9,448	54,043
OneBeacon Insurance Group, Ltd.	15,597	252,983
*optionsXpress Holdings, Inc.	22,246	394,866
Oriental Financial Group, Inc.	11,100	185,592
Oritani Financial Corp.	14,712	244,072
Osage Bancshares, Inc.	1,100	9,465
Pacific Continental Corp.	5,378	62,331
*Pacific Mercantile Bancorp	700	3,493
#PacWest Bancorp	15,912	382,047
Pamrapo Bancorp, Inc.	1,900	14,459
#Park National Corp.	6,682	457,717
Parkvale Financial Corp.	1,521	15,316
PartnerRe, Ltd.	25,441	1,973,713
Patriot National Bancorp	78	176
Peapack-Gladstone Financial Corp.	2,940	40,866
Penns Woods Bancorp, Inc.	800	25,640
*Penson Worldwide, Inc.	11,773	110,666
Peoples Bancorp, Inc.	6,533	113,282
People’s United Financial, Inc.	130,357	2,024,444
#*PHH Corp.	25,189	571,538
#*Phoenix Cos., Inc. (The)	87,000	281,010
*PICO Holdings, Inc.	10,194	362,397
#*Pinnacle Financial Partners, Inc.	14,903	227,718
#*Piper Jaffray Cos., Inc.	8,300	326,688
Platinum Underwriters Holdings, Ltd.	19,473	724,590
*PMA Capital Corp.	14,800	101,676
#*PMI Group, Inc. (The)	38,200	199,022
PNC Financial Services Group, Inc.	84,051	5,649,068
Porter Bancorp, Inc.	3,039	43,002
#*Portfolio Recovery Associates, Inc.	8,634	573,902
#*Preferred Bank	4,693	9,104
Premier Financial Bancorp, Inc.	1,250	12,000
Presidential Life Corp.	8,238	97,044
*Primus Guaranty, Ltd.	11,742	52,956
Princeton National Bancorp, Inc.	1,151	10,347
Principal Financial Group, Inc.	35,185	1,028,106
PrivateBancorp, Inc.	18,100	259,192
*ProAssurance Corp.	19,955	1,216,257
Progressive Corp.	45,490	913,894
Prosperity Bancshares, Inc.	27,842	1,091,963
Protective Life Corp.	40,735	980,491
Providence Community Bancshares, Inc.	100	255
Provident Financial Holdings, Inc.	4,700	28,200
Provident Financial Services, Inc.	36,200	477,116
Provident New York Bancorp	22,203	228,025
Prudential Bancorp, Inc. of Pennsylvania	1,666	12,862
Prudential Financial, Inc.	75,497	4,798,589

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Pulaski Financial Corp.	2,732	$19,206
QC Holdings, Inc.	6,713	34,840
Radian Group, Inc.	40,100	569,019
*Rainier Pacific Financial Group, Inc.	1,250	38
#Raymond James Financial, Inc.	31,561	967,029
Regions Financial Corp.	386,913	3,420,311
Reinsurance Group of America, Inc.	27,741	1,432,268
RenaissanceRe Holdings, Ltd.	19,613	1,097,347
Renasant Corp.	12,689	209,749
Republic Bancorp, Inc. Class A	7,999	193,176
*Republic First Bancorp, Inc.	200	746
Resource America, Inc.	5,431	32,097
Rewards Network, Inc.	1,462	19,035
#*RiskMetrics Group, Inc.	4,200	94,248
*Riverview Bancorp, Inc.	400	1,420
RLI Corp.	10,184	590,672
Rockville Financial, Inc.	8,150	98,289
*Rodman & Renshaw Capital Group, Inc.	13,984	60,411
Roma Financial Corp.	12,974	151,796
Rome Bancorp, Inc.	2,991	25,723
#*Royal Bancshares of Pennsylvania, Inc. Class A	1,328	5,113
Rurban Financial Corp.	600	4,275
S&T Bancorp, Inc.	18,553	446,200
S.Y. Bancorp, Inc.	7,148	169,694
*Safeguard Scientifics, Inc.	9,530	131,133
Safety Insurance Group, Inc.	8,869	330,725
Salisbury Bancorp, Inc.	300	7,260
Sanders Morris Harris Group, Inc.	1,081	6,454
Sandy Spring Bancorp, Inc.	8,992	156,910
Savannah Bancorp, Inc. (The)	671	7,582
SCBT Financial Corp.	6,309	251,035
Seabright Insurance Holdings	12,904	140,396
*Seacoast Banking Corp. of Florida	4,068	8,868
SEI Investments Co.	13,929	312,845
Selective Insurance Group, Inc.	30,027	501,751
Shore Bancshares, Inc.	1,418	19,980
*SI Financial Group, Inc.	2,757	17,590
Sierra Bancorp	3,247	40,523
*Signature Bank	20,948	845,880
Simmons First National Corp.	7,240	203,299
*SLM Corp.	66,441	813,238
Smithtown Bancorp, Inc.	6,200	28,830
Somerset Hills Bancorp	930	8,203
*Southcoast Financial Corp.	900	3,402
*Southern Community Financial Corp.	6,110	16,864
Southside Bancshares, Inc.	8,148	175,834
Southwest Bancorp, Inc.	8,448	123,848
#*St. Joe Co. (The)	31,300	1,034,152
StanCorp Financial Group, Inc.	25,050	1,126,248
State Auto Financial Corp.	17,801	318,460
State Bancorp, Inc.	7,347	72,735
State Street Corp.	47,700	2,074,950
StellarOne Corp.	11,478	171,137
Sterling Bancorp	13,638	146,063
Sterling Bancshares, Inc.	37,100	218,148
Stewart Information Services Corp.	8,800	100,144
*Stifel Financial Corp.	11,800	676,494
*Stratus Properties, Inc.	271	3,022
Student Loan Corp.	4,997	141,115
Suffolk Bancorp	4,863	150,996
*Sun Bancorp, Inc.	10,552	56,981

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
SunTrust Banks, Inc.	81,105	$2,400,708
#*Superior Bancorp	4,475	15,842
Susquehanna Bancshares, Inc.	56,084	611,316
#*SVB Financial Group	19,550	962,446
SWS Group, Inc.	14,900	164,943
#Synovus Financial Corp.	169,358	509,768
T Rowe Price Group, Inc.	10,500	603,855
#*Taylor Capital Group, Inc.	4,579	62,732
TCF Financial Corp.	60,886	1,134,306
*TD Ameritrade Holding Corp.	39,238	785,545
Teche Holding Co.	600	19,188
*Tejon Ranch Co.	7,700	221,452
*Tennessee Commerce Bancorp, Inc.	731	7,478
*Teton Advisors, Inc.	29	320
*Texas Capital Bancshares, Inc.	17,916	356,528
TF Financial Corp.	800	15,200
TFS Financial Corp.	47,737	675,001
Thomas Properties Group, Inc.	8,301	37,936
*Thomas Weisel Partners Group, Inc.	8,649	67,895
#*TierOne Corp.	2,400	1,080
Tompkins Financial Corp.	4,735	192,336
Torchmark Corp.	24,883	1,332,236
Tower Bancorp, Inc.	945	24,324
Tower Group, Inc.	15,271	352,149
#TowneBank	7,654	122,694
*TradeStation Group, Inc.	18,780	157,001
Transatlantic Holdings, Inc.	25,357	1,261,004
Travelers Cos., Inc. (The)	100,570	5,102,922
*Tree.com, Inc.	4,376	39,822
TriCo Bancshares	7,286	138,725
Trustco Bank Corp.	37,300	248,045
Trustmark Corp.	33,404	817,730
U.S. Bancorp	164,892	4,414,159
UMB Financial Corp.	20,452	861,438
Umpqua Holdings Corp.	45,703	682,803
Union Bankshares, Inc.	110	2,035
Union First Market Bankshares Corp.	6,862	115,144
*United America Indemnity, Ltd.	16,056	152,532
United Bancshares, Inc.	500	4,775
#United Bankshares, Inc.	20,740	602,290
*United Community Banks, Inc.	18,716	109,301
*United Community Financial Corp.	4,664	9,328
United Financial Bancorp, Inc.	10,899	152,368
United Fire & Casualty Co.	17,401	397,961
* United PanAm Financial Corp.	1,900	6,232
#*United Security Bancshares	1,695	7,968
United Western Bancorp, Inc.	3,247	5,942
Unitrin, Inc.	34,020	995,085
*Unity Bancorp, Inc.	2,239	12,292
Universal Insurance Holdings, Inc.	17,700	89,385
Univest Corp. of Pennsylvania	4,896	95,815
Unum Group	123,777	3,028,823
Validus Holdings, Ltd.	53,338	1,363,853
#Valley National Bancorp	48,804	792,577
ViewPoint Financial Group	10,282	175,102
*Virginia Commerce Bancorp, Inc.	10,102	72,027
VIST Financial Corp.	400	3,760
Waddell & Reed Financial, Inc.	9,057	336,196
Wainwright Bank & Trust Co.	95	915
Walter Investment Management Corp.	465	8,430
Washington Banking Co.	9,151	131,683

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Washington Federal, Inc.	56,944	$1,171,338
Washington Trust Bancorp, Inc.	8,297	150,259
*Waterstone Financial, Inc.	7,377	28,475
Wayne Savings Bancshares, Inc.	243	2,056
Webster Financial Corp.	37,300	772,856
Wells Fargo & Co.	685,642	22,701,607
WesBanco, Inc.	14,175	273,294
Wesco Financial Corp.	1,730	655,756
West Bancorporation	8,010	65,121
West Coast Bancorp	13,139	45,198
#Westamerica Bancorporation	4,700	276,219
#*Western Alliance Bancorp	30,467	265,063
Westwood Holdings Group, Inc.	1,587	61,100
White Mountains Insurance Group, Ltd.	4,371	1,501,876
Whitney Holding Corp.	45,908	628,940
Wilber Corp.	1,350	9,194
Willis Group Holdings P.L.C.	1,797	61,907
#Wilmington Trust Corp.	39,186	679,093
Wilshire Bancorp, Inc.	13,700	148,782
#Wintrust Financial Corp.	12,800	477,440
#*World Acceptance Corp.	10,120	357,034
WR Berkley Corp.	48,220	1,301,940
WSB Holdings, Inc.	400	1,228
WVS Financial Corp.	757	10,598
*XL Capital, Ltd.	22,866	407,015
Yadkin Valley Financial Corp.	5,876	26,912
Zenith National Insurance Corp.	22,700	858,514
#Zions Bancorporation	68,080	1,955,938
*ZipRealty, Inc.	7,474	32,886

Total Financials		374,489,573

Health Care — (8.7%)
*A.D.A.M., Inc.	1,702	6,382
*Abaxis, Inc.	8,269	214,250
Abbott Laboratories	51,958	2,658,171
#*ABIOMED, Inc.	17,200	165,808
*Abraxis Bioscience, Inc.	9,911	495,253
*Acadia Pharmaceuticals, Inc.	1,770	2,938
*Accelrys, Inc.	13,679	95,616
*Accuray, Inc.	29,200	188,048
*Achillion Pharmaceuticals, Inc.	900	2,367
*Acorda Therapeutics, Inc.	6,500	251,875
*Adolor Corp.	10,090	19,675
Aetna, Inc.	79,467	2,348,250
*Affymax, Inc.	7,301	174,056
#*Affymetrix, Inc.	31,784	220,581
*Air Methods Corp.	6,675	220,809
#*Akorn, Inc.	6,306	13,243
*Albany Molecular Research, Inc.	15,351	122,808
*Alexion Pharmaceuticals, Inc.	6,000	329,280
*Alexza Pharmaceuticals, Inc.	16,581	55,381
#*Align Technology, Inc.	26,022	441,854
#*Alkermes, Inc.	30,660	401,646
Allergan, Inc.	14,740	938,791
*Alliance HealthCare Services, Inc.	19,554	104,809
*Allied Healthcare International, Inc.	17,337	48,717
*Allied Healthcare Products, Inc.	500	1,925
#*Allos Therapeutics, Inc.	17,591	138,969
#*Allscripts-Misys Healthcare Solutions, Inc.	24,473	493,620
*Almost Family, Inc.	4,600	194,856
*Alnylam Pharmaceuticals, Inc.	8,515	144,414

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
* Alphatec Holdings, Inc.	23,370	$156,112
#* AMAG Pharmaceuticals, Inc.	7,400	252,710
#* Amedisys, Inc.	8,686	500,140
America Services Group, Inc.	4,198	71,198
* American Caresource Holding, Inc.	1,300	2,652
* American Dental Partners, Inc.	6,760	87,069
#* American Medical Systems Holdings, Inc.	39,090	700,493
#* AMERIGROUP Corp.	23,600	855,264
AmerisourceBergen Corp.	76,200	2,350,770
* Amgen, Inc.	54,108	3,103,635
* Amicus Therapeutics, Inc.	700	2,275
* AMN Healthcare Services, Inc.	19,300	176,402
* Amsurg Corp.	14,385	298,057
#* Amylin Pharmaceuticals, Inc.	23,912	493,544
* Anadys Pharmaceuticals, Inc.	8,100	20,574
Analogic Corp.	6,000	286,920
* AngioDynamics, Inc.	15,000	240,000
* Anika Therapeutics, Inc.	4,216	29,723
* Animal Health International, Inc.	2,100	5,166
* ARCA Biopharma, Inc.	2,001	10,465
* Ardea Biosciences, Inc.	1,899	48,235
#* Arena Pharmaceuticals, Inc.	39,558	128,563
* Ariad Pharmaceuticals, Inc.	41,600	146,432
#* Arqule, Inc.	7,709	49,106
* Array BioPharma, Inc.	8,309	30,743
* ArthroCare Corp.	6,200	191,766
* ARYx Therapeutics, Inc.	3,651	3,217
* Assisted Living Concepts, Inc.	6,100	214,110
* athenahealth, Inc.	1,517	44,023
* AtriCure, Inc.	3,000	16,710
Atrion Corp.	614	87,053
#* ATS Medical, Inc.	35,121	140,133
* Auxilium Pharmaceuticals, Inc.	7,200	256,320
Bard (C.R.), Inc.	3,300	285,549
Baxter International, Inc.	21,585	1,019,244
Beckman Coulter, Inc.	16,000	998,400
Becton Dickinson & Co.	11,487	877,262
* BioClinica, Inc.	4,601	22,867
#* BioCryst Pharmaceuticals, Inc.	9,350	71,060
* Biodel, Inc.	8,200	36,900
* Biogen Idec, Inc.	14,700	782,775
* BioLase Technology, Inc.	2,000	3,900
#* BioMarin Pharmaceutical, Inc.	15,651	365,764
* BioMimetic Therapeutics, Inc.	10,178	135,673
* Bio-Rad Laboratories, Inc.	8,700	971,703
* Bio-Rad Laboratories, Inc. Class B	300	33,567
* Bio-Reference Labs, Inc.	11,000	257,400
* BioSante Pharmaceuticals, Inc.	597	1,403
* BioScrip, Inc.	20,721	185,246
* BioSpecifics Technologies Corp.	1,000	31,640
* BioSphere Medical, Inc.	1,904	5,160
* BMP Sunstone Corp.	18,421	98,921
* Boston Scientific Corp.	237,131	1,631,461
* Bovie Medical Corp.	3,860	20,111
Bristol-Myers Squibb Co.	90,844	2,297,445
* Brookdale Senior Living, Inc.	55,174	1,186,241
* Bruker BioSciences Corp.	16,693	255,236
* BSD Medical Corp.	1,500	2,775
#* Cadence Pharmaceuticals, Inc.	8,942	87,632
* Caliper Life Sciences, Inc.	24,315	97,503
* Cambrex Corp.	12,100	53,119

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
Cantel Medical Corp.	9,552	$190,658
*Capital Senior Living Corp.	11,138	58,586
*Caraco Pharmaceutical Laboratories, Ltd.	16,832	108,566
*Cardiac Science Corp.	14,654	22,860
#*Cardica, Inc.	1,600	3,840
Cardinal Health, Inc.	29,400	1,019,886
*CareFusion Corp.	50,335	1,388,239
*Catalyst Health Solutions, Inc.	15,200	643,112
*Celera Corp.	42,028	313,949
*Celgene Corp.	16,694	1,034,193
*Celldex Therapeutics, Inc.	2,148	17,549
*Centene Corp.	24,100	551,890
*Cephalon, Inc.	6,616	424,747
#*Cepheid, Inc.	10,300	205,897
#*Cerner Corp.	9,100	772,681
*Charles River Laboratories International, Inc.	35,700	1,195,236
Chemed Corp.	11,513	633,330
Cigna Corp.	58,302	1,869,162
#*Clinical Data, Inc.	4,700	87,796
*CombiMatrix Corp.	2,103	8,307
*Community Health Systems, Inc.	44,157	1,804,255
Computer Programs & Systems, Inc.	2,600	117,156
#*Conceptus, Inc.	5,937	112,447
*Conmed Corp.	14,295	317,921
*Continucare Corp.	27,880	93,398
Cooper Cos., Inc.	17,376	675,753
*Corvel Corp.	5,649	188,112
#*Covance, Inc.	6,900	394,266
*Coventry Health Care, Inc.	50,814	1,206,324
Covidien P.L.C.	11,531	553,373
*CPEX Pharmaceuticals, Inc.	320	8,112
*Cross Country Healthcare, Inc.	11,461	114,839
*CryoLife, Inc.	13,400	81,874
*Cubist Pharmaceuticals, Inc.	27,300	612,066
*Cutera, Inc.	6,498	75,117
#*Cyberonics, Inc.	6,455	126,066
*Cyclacel Pharmaceuticals, Inc.	5,200	11,908
*Cynosure, Inc.	4,400	55,440
*Cypress Bioscience, Inc.	20,329	102,458
*Cytokinetics, Inc.	27,363	88,109
#*Cytori Therapeutics, Inc.	15,660	88,322
*DaVita, Inc.	8,400	524,412
Daxor Corp.	1,894	21,213
*Dendreon Corp.	23,130	1,254,109
#DENTSPLY International, Inc.	3,389	124,173
*DepoMed, Inc.	11,137	44,882
#*DexCom, Inc.	18,656	204,283
*Dialysis Corp. of America	2,825	31,668
*Digirad Corp.	2,255	4,984
*Dionex Corp.	4,100	334,437
*Durect Corp.	14,309	40,781
*Dyax Corp.	37,587	131,554
*Dynacq Healthcare, Inc.	2,399	6,477
*Eclipsys Corp.	28,300	585,244
*Edwards Lifesciences Corp.	5,300	546,324
Eli Lilly & Co.	41,935	1,466,467
*Emergency Medical Services Corp. Class A	2,650	140,132
*Emergent BioSolutions, Inc.	14,000	227,920
#*Emeritus Corp.	18,931	424,054
*Endo Pharmaceuticals Holdings, Inc.	52,224	1,143,706
—#*Endo Pharmaceuticals Solutions	22,212	21,990

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
* Endologix, Inc.	6,910	$32,131
Ensign Group, Inc.	8,445	146,605
* Enzo Biochem, Inc.	15,400	91,938
#* Enzon Pharmaceuticals, Inc.	11,149	117,956
* eResearch Technology, Inc.	20,866	153,782
#* ev3, Inc.	50,215	960,613
* Exactech, Inc.	6,086	124,520
* Exelixis, Inc.	35,286	203,953
* Express Scripts, Inc.	9,800	981,274
* Five Star Quality Care, Inc.	12,320	36,467
* Forest Laboratories, Inc.	54,640	1,489,486
* Fresenius Kabi Pharmaceuticals Holding, Inc.	17,370	2,519
#* Genomic Health, Inc.	6,798	108,904
* Genoptix, Inc.	6,500	251,485
#* Gen-Probe, Inc.	11,000	521,290
* Gentiva Health Services, Inc.	22,000	630,960
* Genzyme Corp.	19,050	1,014,222
* Geron Corp.	35,527	207,122
* Gilead Sciences, Inc.	32,650	1,295,225
#* Greatbatch, Inc.	11,780	263,165
#* GTx, Inc.	8,320	27,290
* Haemonetics Corp.	13,100	757,966
#* Halozyme Therapeutics, Inc.	19,419	165,450
* Hanger Orthopedic Group, Inc.	15,915	296,656
* Hansen Medical, Inc.	13,365	33,947
* Harvard Bioscience, Inc.	12,500	52,250
* Health Grades, Inc.	2,500	17,525
* Health Management Associates, Inc.	53,900	502,348
* Health Net, Inc.	56,925	1,253,488
* HealthSouth Corp.	27,299	558,538
* HealthSpring, Inc.	32,224	567,142
* HealthStream, Inc.	7,951	35,779
* HealthTronics, Inc.	17,576	62,395
* Healthways, Inc.	15,600	254,124
* Helicos BioSciences Corp.	11,100	7,998
* Henry Schein, Inc.	22,313	1,349,267
Hill-Rom Holdings, Inc.	29,439	933,511
* Hi-Tech Pharmacal Co., Inc.	5,700	138,681
#* HMS Holdings Corp.	9,520	509,320
* Hologic, Inc.	85,766	1,532,638
* Hospira, Inc.	18,500	995,115
* Human Genome Sciences, Inc.	27,180	752,614
* Humana, Inc.	42,054	1,922,709
* ICU Medical, Inc.	6,751	240,403
* Idenix Pharmaceuticals, Inc.	17,400	80,388
* Idera Pharmaceuticals, Inc.	2,276	14,248
#* IDEXX Laboratories, Inc.	8,700	575,418
#* Illumina, Inc.	8,304	347,688
* Immucor, Inc.	27,541	589,653
#* ImmunoGen, Inc.	10,412	103,183
#* Immunomedics, Inc.	7,638	26,733
* Impax Laboratories, Inc.	20,950	379,195
* Incyte Corp.	40,400	542,168
* Infinity Pharmaceuticals, Inc.	9,030	62,307
* Inspire Pharmaceuticals, Inc.	30,464	208,678
#* Insulet Corp.	8,700	120,060
* Integra LifeSciences Holdings Corp.	13,200	599,676
* IntegraMed America, Inc.	3,319	28,344
* InterMune, Inc.	14,360	611,162
* Intuitive Surgical, Inc.	2,000	721,120
Invacare Corp.	14,977	395,842

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*InVentiv Health, Inc.	15,757	$362,884
*Inverness Medical Innovations, Inc.	37,300	1,483,794
*IPC The Hospitalist Co.	4,100	127,264
*Iridex Corp.	1,600	6,928
*IRIS International, Inc.	8,500	97,155
#*Isis Pharmaceuticals, Inc.	11,700	125,775
*ISTA Pharmaceuticals, Inc.	11,070	43,284
*Jazz Pharmaceuticals, Inc.	11,200	113,568
Johnson & Johnson	127,854	8,221,012
*Kendle International, Inc.	7,100	117,505
*Kensey Nash Corp.	5,730	129,784
Kewaunee Scientific Corp.	674	8,890
*Kindred Healthcare, Inc.	9,295	165,823
*Kinetic Concepts, Inc.	28,709	1,243,100
#*King Pharmaceuticals, Inc.	167,500	1,641,500
*K-V Pharmaceutical Co.	15,700	24,335
*K-V Pharmaceutical Co. Class B	900	1,737
#*Laboratory Corp. of America Holdings	5,000	392,850
Landauer, Inc.	2,200	149,930
*Lannet Co., Inc.	10,450	49,010
*LCA-Vision, Inc.	8,569	72,237
*LeMaitre Vascular, Inc.	3,300	16,302
*Lexicon Pharmaceuticals, Inc.	8,924	14,368
*LHC Group, Inc.	7,251	247,259
*Life Technologies Corp.	41,082	2,247,596
#*LifePoint Hospitals, Inc.	28,700	1,095,766
*Ligand Pharmaceuticals, Inc. Class B	27,378	50,376
#*Lincare Holdings, Inc.	25,604	1,195,451
#*Luminex Corp.	11,842	192,551
#*Magellan Health Services, Inc.	21,872	923,217
*MAKO Surgical Corp.	6,147	86,242
#*Mannkind Corp.	39,901	277,312
*MAP Pharmaceuticals, Inc.	3,200	57,472
*Martek Biosciences Corp.	16,183	356,511
Masimo Corp.	8,700	203,667
*Matrixx Initiatives, Inc.	4,380	22,426
*Maxygen, Inc.	19,082	122,316
McKesson Corp.	21,900	1,419,339
#*MedAssets, Inc.	21,900	499,977
*MedCath Corp.	8,700	86,478
*Medco Health Solutions, Inc.	20,695	1,219,349
*Medical Action Industries, Inc.	12,950	153,716
*Medicines Co. (The)	24,200	177,628
*MediciNova, Inc. (58468P206)	1,492	9,683
Medicis Pharmaceutical Corp. Class A	31,507	799,648
*Medivation, Inc.	7,091	79,136
*Mednax, Inc.	19,602	1,076,934
MedQuist, Inc.	15,954	148,532
*MEDTOX Scientific, Inc.	4,994	63,973
Medtronic, Inc.	57,010	2,490,767
*Merck & Co., Inc.	130,920	4,587,437
*Merge Healthcare, Inc.	7,000	17,360
Meridian Bioscience, Inc.	7,070	141,329
*Merit Medical Systems, Inc.	12,648	204,518
*Metabolix, Inc.	10,200	127,194
*Metropolitan Health Networks, Inc.	15,870	49,038
#*Mettler Toledo International, Inc.	2,300	288,604
*Micromet, Inc.	11,797	89,893
*Micrus Endovascular Corp.	2,746	55,140
*Millipore Corp.	1,500	159,225
#*Molecular Insight Pharmaceuticals, Inc.	4,745	10,486

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Molina Healthcare, Inc.	15,200	$443,384
*Momenta Pharmaceuticals, Inc.	9,400	130,472
*MWI Veterinary Supply, Inc.	6,600	276,870
#*Mylan, Inc.	53,821	1,185,677
*Myriad Genetics, Inc.	7,300	175,273
*Myriad Pharmaceuticals, Inc.	1,825	8,961
*Nabi Biopharmaceuticals	26,865	150,981
*Nanosphere, Inc.	12,820	80,766
National Healthcare Corp.	5,700	201,552
National Research Corp.	901	23,327
*Natus Medical, Inc.	14,343	244,405
*Nektar Therapeutics	31,040	433,318
#*Neogen Corp.	9,826	258,326
*Neurocrine Biosciences, Inc.	12,479	40,058
*NeurogesX, Inc.	3,200	32,000
*Neurometrix, Inc.	4,200	7,476
*Nighthawk Radiology Holdings, Inc.	10,300	38,110
*NMT Medical, Inc.	2,000	8,180
*NovaMed, Inc.	12,912	42,351
#*Novavax, Inc.	12,400	35,092
*NPS Pharmaceuticals, Inc.	17,207	119,933
#*NuVasive, Inc.	5,480	227,968
*NxStage Medical, Inc.	20,208	257,046
*Obagi Medical Products, Inc.	10,625	143,225
*Odyssey Healthcare, Inc.	17,550	365,566
Omnicare, Inc.	47,300	1,314,467
*Omnicell, Inc.	16,034	214,054
*OncoGenex Pharmaceutical, Inc.	900	19,800
*Oncothyreon, Inc.	4,300	17,372
*Onyx Pharmaceuticals, Inc.	15,531	448,380
#*Optimer Pharmaceuticals, Inc.	5,191	63,901
*OraSure Technologies, Inc.	23,180	146,961
*Orchid Cellmark, Inc.	1,377	2,782
*Orexigen Therapeutics, Inc.	15,000	101,700
*Orthovita, Inc.	27,959	111,836
#*OSI Pharmaceuticals, Inc.	10,700	627,769
*Osiris Therapeutics, Inc.	12,435	92,889
*Osteotech, Inc.	5,300	22,525
*OTIX Global, Inc.	162	812
Owens & Minor, Inc.	27,846	875,757
*Pain Therapeutics, Inc.	21,575	129,450
*Palomar Medical Technologies, Inc.	10,711	134,530
*Par Pharmaceutical Cos., Inc.	16,500	447,810
*Parexel International Corp.	27,400	646,092
#Patterson Cos., Inc.	14,698	470,189
*PDI, Inc.	5,207	47,227
#PDL BioPharma, Inc.	42,650	248,223
*Penwest Pharmaceuticals Co.	7,348	25,791
PerkinElmer, Inc.	58,560	1,466,928
Perrigo Co.	8,500	518,755
*Pfizer, Inc.	830,775	13,890,558
Pharmaceutical Products Development Service, Inc.	12,588	346,170
*Pharmasset, Inc.	1,300	42,120
*PharMerica Corp.	16,573	319,859
*Phase Forward, Inc.	17,963	301,958
#*Poniard Pharmaceuticals, Inc.	1,087	1,391
*Pozen, Inc.	6,300	68,229
*Progenics Pharmaceuticals, Inc.	10,978	70,698
*Prospect Medical Holdings, Inc.	2,152	14,504
*Providence Service Corp.	6,300	104,643
#*PSS World Medical, Inc.	23,425	548,848

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Psychiatric Solutions, Inc.	25,077	$806,727
#Quality Systems, Inc.	4,600	294,446
Quest Diagnostics, Inc.	16,300	931,708
*Questcor Pharmaceuticals, Inc.	23,700	230,838
#*Quidel Corp.	11,500	169,510
*Quigley Corp.	4,505	8,560
*RadNet, Inc.	7,100	26,128
*Regeneration Technologies, Inc.	21,976	84,168
*Regeneron Pharmaceuticals, Inc.	13,800	352,314
*RehabCare Group, Inc.	12,009	342,497
*Repligen Corp.	14,900	52,299
*Res-Care, Inc.	16,255	189,208
#*ResMed, Inc.	9,200	629,556
*Rigel Pharmaceuticals, Inc.	26,214	203,683
*Rochester Medical Corp.	5,200	62,348
*Rockwell Medical Technologies, Inc.	4,331	25,163
*Salix Pharmaceuticals, Ltd.	23,184	931,997
#*Sangamo BioSciences, Inc.	7,748	47,728
*Santarus, Inc.	7,900	25,912
*Savient Pharmaceuticals, Inc.	11,600	168,200
*SciClone Pharmaceuticals, Inc.	15,872	66,345
*Seattle Genetics, Inc.	19,300	243,180
*SenoRx, Inc.	4,400	43,296
#*Sequenom, Inc.	18,500	114,700
*Sirona Dental Systems, Inc.	22,200	925,518
*Skilled Healthcare Group, Inc.	7,440	49,774
*Solta Medical, Inc.	2,419	5,733
*Somanetics Corp.	6,524	131,981
*SonoSite, Inc.	7,686	257,635
Span-American Medical System, Inc.	1,222	20,420
*Spectranetics Corp.	17,000	115,940
#*Spectrum Pharmaceuticals, Inc.	20,600	106,296
*St. Jude Medical, Inc.	16,949	691,858
*Staar Surgical Co.	10,301	52,432
*Stereotaxis, Inc.	19,900	94,525
#Steris Corp.	19,150	637,312
*Strategic Diagnostics, Inc.	1,707	3,175
Stryker Corp.	18,869	1,083,835
*Sucampo Pharmaceuticals, Inc.	4,400	18,084
*Sun Healthcare Group, Inc.	23,900	213,666
*Sunrise Senior Living, Inc.	20,500	113,980
*SuperGen, Inc.	28,900	85,255
#*SurModics, Inc.	8,251	153,469
*Symmetry Medical, Inc.	15,113	174,706
*Synovis Life Technologies, Inc.	5,293	78,336
*Synta Pharmaceuticals Corp.	12,130	49,248
*Targacept, Inc.	8,718	207,488
Techne Corp.	4,502	298,258
Teleflex, Inc.	23,700	1,453,284
*Tenet Healthcare Corp.	75,000	468,750
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	5,017	294,648
#*Theravance, Inc.	16,000	268,320
*Thermo Fisher Scientific, Inc.	74,821	4,136,105
#*Thoratec Corp.	11,200	499,408
*TomoTherapy, Inc.	24,700	96,083
*TranS1, Inc.	6,500	20,995
*Transcend Services, Inc.	1,235	18,364
*Transcept Pharmaceuticals, Inc.	1,640	16,859
*Trimeris, Inc.	5,605	13,564
#*Triple-S Management Corp.	8,813	160,397
*Trubion Pharmaceuticals, Inc.	3,700	14,208

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*U.S. Physical Therapy, Inc.	5,900	$103,486
#*United Therapeutics Corp.	12,345	702,307
*UnitedHealth Group, Inc.	204,650	6,202,942
*Universal American Corp.	36,682	563,069
Universal Health Services, Inc.	42,338	1,571,587
Utah Medical Products, Inc.	1,169	32,627
*Valeant Pharmaceuticals International	13,000	585,000
*Vanda Pharmaceuticals, Inc.	4,800	40,176
#*Varian Medical Systems, Inc.	7,400	417,212
#*Varian, Inc.	13,537	701,081
*Vascular Solutions, Inc.	6,249	61,865
#*VCA Antech, Inc.	11,226	319,492
#*Vertex Pharmaceuticals, Inc.	13,281	514,904
*Vical, Inc.	25,367	91,829
*Viropharma, Inc.	38,967	495,660
*Virtual Radiologic Corp.	6,697	83,712
*Vital Images, Inc.	7,596	119,865
#*Vivus, Inc.	30,844	314,300
#*Volcano Corp.	18,493	444,202
*Warner Chilcott P.L.C.	10,620	301,183
#*Waters Corp.	7,000	503,930
*Watson Pharmaceuticals, Inc.	31,394	1,344,291
*WellCare Health Plans, Inc.	20,300	581,189
*WellPoint, Inc.	83,721	4,504,190
West Pharmaceutical Services, Inc.	15,812	661,732
#*Wright Medical Group, Inc.	19,200	360,576
*XenoPort, Inc.	4,600	47,840
Young Innovations, Inc.	3,489	87,818
*Zimmer Holdings, Inc.	26,580	1,618,988
*Zoll Medical Corp.	10,950	334,522
*Zymogenetics, Inc.	28,416	168,791

Total Health Care		192,411,835

Industrials — (12.3%)
*3D Systems Corp.	11,189	174,101
3M Co.	24,810	2,199,903
A.O. Smith Corp.	12,000	619,560
*A.T. Cross Co.	1,165	5,487
AAON, Inc.	8,700	210,018
*AAR Corp.	20,900	509,542
ABM Industries, Inc.	24,062	517,092
*Acacia Technologies Group	11,041	164,290
*ACCO Brands Corp.	20,800	189,904
Aceto Corp.	12,928	86,230
Actuant Corp.	35,500	814,015
Acuity Brands, Inc.	16,900	764,049
Administaff, Inc.	11,200	247,968
*Advisory Board Co. (The)	5,450	179,468
*Aecom Technology Corp.	8,947	269,036
*Aerovironment, Inc.	8,000	209,440
#*AGCO Corp.	44,182	1,547,254
*Air Transport Services Group, Inc.	28,427	156,348
Aircastle, Ltd.	37,400	449,174
#*AirTran Holdings, Inc.	71,500	377,520
Alamo Group, Inc.	5,277	124,326
*Alaska Air Group, Inc.	19,613	812,174
Albany International Corp.	12,800	326,016
Alexander & Baldwin, Inc.	19,529	694,842
#*Allegiant Travel Co.	7,396	380,376
#*Alliant Techsystems, Inc.	3,426	277,198
*Allied Defense Group, Inc.	2,821	15,064

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Allied Motion Technologies, Inc.	300	$1,209
*Altra Holdings, Inc.	13,018	197,353
*Amerco, Inc.	8,637	539,381
#*American Commercial Lines, Inc.	5,625	114,750
American Railcar Industries, Inc.	8,800	143,880
*American Reprographics Co.	20,200	201,798
American Science & Engineering, Inc.	3,598	270,390
#*American Superconductor Corp.	3,700	107,966
American Woodmark Corp.	8,341	192,760
Ameron International Corp.	4,210	292,132
Ametek, Inc.	4,442	192,116
Ampco-Pittsburgh Corp.	4,700	120,837
#*AMR Corp.	61,270	452,173
*AMREP Corp.	3,060	44,370
*APAC Customer Services, Inc.	7,000	40,250
Apogee Enterprises, Inc.	12,950	177,933
Applied Industrial Technologies, Inc.	25,700	791,046
Applied Signal Technologies, Inc.	6,800	127,092
*Argan, Inc.	6,042	68,637
*Argon ST, Inc.	11,788	306,488
Arkansas Best Corp.	16,400	499,544
#*Armstrong World Industries, Inc.	34,300	1,493,765
#*Astec Industries, Inc.	10,400	344,448
*Astronics Corp.	2,700	39,042
*ATC Technology Corp.	9,931	202,990
*Atlas Air Worldwide Holdings, Inc.	12,300	679,821
Avery Dennison Corp.	16,435	641,458
#*Avis Budget Group, Inc.	48,400	731,808
AZZ, Inc.	5,033	204,440
Badger Meter, Inc.	6,000	248,160
*Baker (Michael) Corp.	4,093	144,647
#Baldor Electric Co.	22,176	851,780
*Baldwin Technology Co., Inc. Class A	450	666
Barnes Group, Inc.	26,100	542,880
Barrett Business Services, Inc.	4,910	75,614
*BE Aerospace, Inc.	47,836	1,421,208
*Beacon Roofing Supply, Inc.	22,540	500,388
Belden, Inc.	22,200	609,612
*Blount International, Inc.	18,386	206,291
*BlueLinx Holdings, Inc.	11,600	58,116
Boeing Co. (The)	25,300	1,832,479
Bowne & Co., Inc.	16,957	189,579
Brady Co. Class A	23,500	807,460
*Breeze-Eastern Corp.	2,100	14,448
Briggs & Stratton Corp.	25,500	605,370
Brink’s Co. (The)	24,700	657,761
*Broadwind Energy, Inc.	11,600	45,936
*BTU International, Inc.	1,200	7,176
Bucyrus International, Inc.	21,259	1,339,530
#*Builders FirstSource, Inc.	14,991	57,116
*C&D Technologies, Inc.	5,402	7,833
C.H. Robinson Worldwide, Inc.	7,700	464,310
*CAI International, Inc.	9,400	127,934
Carlisle Cos., Inc.	35,529	1,340,509
Cascade Corp.	6,677	232,760
*Casella Waste Systems, Inc.	13,436	69,330
Caterpillar, Inc.	31,000	2,110,790
#*CBIZ, Inc.	34,751	243,604
CDI Corp.	8,300	144,669
*CECO Environmental Corp.	3,469	18,455
*Celadon Group, Inc.	12,200	182,146

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Cenveo, Inc.	21,100	$180,827
*Ceradyne, Inc.	16,800	372,960
*Champion Industries, Inc.	700	1,246
*Chart Industries, Inc.	11,761	270,385
Chase Corp.	3,920	51,470
*Cintas Corp.	37,900	1,032,775
CIRCOR International, Inc.	7,900	272,234
CLAROC, Inc.	19,945	754,320
#*Clean Harbors, Inc.	10,153	644,005
#*Coleman Cable, Inc.	5,021	28,770
#*Colfax Corp.	21,189	276,516
*Columbus McKinnon Corp.	8,200	147,846
Comfort Systems USA, Inc.	17,900	252,032
*Command Security Corp.	900	2,295
*Commercial Vehicle Group, Inc.	6,700	62,846
*Consolidated Graphics, Inc.	5,100	213,741
#*Continental Airlines, Inc.	54,300	1,213,605
Con-way, Inc.	24,840	964,786
Cooper Industries P.L.C.	29,848	1,465,537
*Copart, Inc.	18,966	676,897
*Cornell Cos., Inc.	6,800	187,000
Corporate Executive Board Co.	6,842	187,881
*Corrections Corp. of America	54,700	1,133,384
#*CoStar Group, Inc.	10,806	474,924
Courier Corp.	8,171	140,459
#*Covanta Holding Corp.	76,402	1,335,507
*Covenant Transportation Group, Inc.	2,051	15,177
*CPI Aerostructures, Inc.	2,087	18,679
*CRA International, Inc.	6,409	148,881
Crane Co.	24,133	867,340
CSX Corp.	67,604	3,789,204
Cubic Corp.	14,117	526,705
Cummins, Inc.	12,936	934,367
Curtiss-Wright Corp.	23,500	838,245
Danaher Corp.	23,635	1,991,958
Deere & Co.	6,100	364,902
*Delta Air Lines, Inc.	170,200	2,056,016
Deluxe Corp.	8,929	187,241
Diamond Management & Technology Consultants, Inc.	13,517	109,758
#*Document Security Systems, Inc.	200	706
*Dollar Thrifty Automotive Group, Inc.	13,100	576,269
Donaldson Co., Inc.	5,600	259,280
Dover Corp.	45,000	2,349,900
Ducommun, Inc.	4,000	91,560
Dun & Bradstreet Corp. (The)	3,156	242,917
*DXP Enterprises, Inc.	4,900	81,291
*Dycom Industries, Inc.	17,900	190,098
*Dynamex, Inc.	5,395	95,438
Dynamic Materials Corp.	5,427	97,469
*DynCorp International, Inc. Class A	26,851	461,837
#*Eagle Bulk Shipping, Inc.	27,400	158,646
Eastern Co.	1,327	21,564
Eaton Corp.	28,522	2,200,758
Ecology & Environment, Inc. Class A	903	11,938
*EMCOR Group, Inc.	33,305	951,191
Emerson Electric Co.	34,997	1,827,893
Encore Wire Corp.	15,183	337,214
#*Ener1, Inc.	32,224	134,052
#*Energy Conversion Devices, Inc.	10,252	72,994
#*Energy Recovery, Inc.	25,622	154,501
EnergySolutions, Inc.	40,213	291,544

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*EnerNOC, Inc.	8,718	$253,519
*EnerSys, Inc.	22,760	589,029
Ennis, Inc.	14,384	265,960
#*EnPro Industries, Inc.	11,094	350,349
Equifax, Inc.	32,900	1,105,440
ESCO Technologies, Inc.	10,775	332,409
Espey Manufacturing & Electronics Corp.	1,611	31,092
*Esterline Technologies Corp.	17,600	981,728
Expeditors International of Washington, Inc.	12,783	520,779
*Exponent, Inc.	7,200	214,632
*ExpressJet Holdings, Inc.	4,100	16,400
#Fastenal Co.	9,742	532,790
Federal Signal Corp.	21,800	175,708
FedEx Corp.	57,000	5,130,570
#*First Solar, Inc.	3,000	430,650
*Flanders Corp.	11,193	43,093
*Flow International Corp.	20,881	65,984
Flowserve Corp.	8,700	996,846
Fluor Corp.	8,050	425,362
Forward Air Corp.	11,465	321,249
*Foster Wheeler AG	100	2,998
*Franklin Covey Co.	10,869	85,648
Franklin Electric Co., Inc.	10,500	367,395
Freightcar America, Inc.	7,900	226,098
*Frozen Food Express Industries, Inc.	100	450
#*FTI Consulting, Inc.	14,364	590,791
*Fuel Tech, Inc.	6,238	46,847
#*FuelCell Energy, Inc.	13,200	36,300
*Furmanite Corp.	18,133	92,478
G & K Services, Inc. Class A	8,800	241,912
Gardner Denver Machinery, Inc.	25,600	1,287,424
GATX Corp.	29,300	956,352
#*Genco Shipping & Trading, Ltd.	13,300	308,028
*Gencor Industries, Inc.	1,300	10,166
*GenCorp, Inc.	15,287	95,085
#*General Cable Corp.	12,970	370,553
General Dynamics Corp.	30,500	2,328,980
General Electric Co.	1,583,839	29,871,204
*Genesee & Wyoming, Inc.	18,478	722,490
*GEO Group, Inc. (The)	25,200	533,736
*GeoEye, Inc.	10,457	298,024
*Gibraltar Industries, Inc.	18,000	270,360
Goodrich Corp.	21,600	1,602,288
Gorman-Rupp Co. (The)	8,600	239,854
*GP Strategies Corp.	6,975	56,288
Graco, Inc.	8,200	284,376
*Graftech International, Ltd.	29,880	503,777
Graham Corp.	4,700	83,895
Granite Construction, Inc.	14,162	475,985
Great Lakes Dredge & Dock Corp.	26,224	142,134
*Greenbrier Cos., Inc.	7,500	122,100
*Griffon Corp.	33,968	478,949
*H&E Equipment Services, Inc.	17,674	208,730
Hardinge, Inc.	3,134	31,340
Harsco Corp.	38,183	1,182,146
*Hawaiian Holdings, Inc.	32,942	233,888
Healthcare Services Group, Inc.	15,322	329,270
Heartland Express, Inc.	28,900	478,006
HEICO Corp.	6,875	296,106
HEICO Corp. Class A	14,965	501,926
Heidrick & Struggles International, Inc.	8,900	235,049

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Heritage-Crystal Clean, Inc.	1,500	$15,405
*Herley Industries, Inc.	4,601	67,405
Herman Miller, Inc.	13,000	275,860
*Hertz Global Holdings, Inc.	126,584	1,830,405
#*Hexcel Corp.	48,632	787,838
*Hill International, Inc.	18,650	119,733
HNI Corp.	23,255	721,835
*Hoku Corp.	9,655	28,482
Honeywell International, Inc.	35,624	1,691,071
Horizon Lines, Inc.	12,300	67,281
Houston Wire & Cable Co.	8,561	112,577
*Hub Group, Inc. Class A	18,221	583,254
Hubbell, Inc. Class A	1,593	71,526
Hubbell, Inc. Class B	19,518	907,001
*Hudson Highland Group, Inc.	8,788	49,301
*Hurco Cos., Inc.	2,400	46,704
*Huron Consulting Group, Inc.	8,500	199,070
*ICF International, Inc.	6,600	152,856
IDEX Corp.	39,435	1,325,016
*IHS, Inc.	7,882	399,381
*II-VI, Inc.	13,604	487,839
Illinois Tool Works, Inc.	28,965	1,480,111
Ingersoll-Rand P.L.C.	62,700	2,318,646
*Innerworkings, Inc.	21,747	130,047
*Innotrac Corp.	558	904
*Innovative Solutions & Support, Inc.	12,137	70,637
*Insituform Technologies, Inc.	18,696	448,143
Insteel Industries, Inc.	7,713	94,561
*Integrated Electrical Services, Inc.	4,991	31,094
Interface, Inc. Class A	26,921	352,127
*Interline Brands, Inc.	15,600	324,636
International Shipholding Corp.	2,971	90,140
*Intersections, Inc.	6,454	34,400
#Iron Mountain, Inc.	50,573	1,271,911
ITT Industries, Inc.	21,200	1,178,084
J.B. Hunt Transport Services, Inc.	9,476	349,285
*Jacobs Engineering Group, Inc.	15,403	742,733
#*JetBlue Airways Corp.	182,640	1,020,958
John Bean Technologies Corp.	6,569	120,673
Joy Global, Inc.	7,939	451,015
*Kadant, Inc.	2,600	52,026
Kaman Corp. Class A	13,700	375,517
#*Kansas City Southern	45,300	1,836,915
Kaydon Corp.	15,600	649,428
KBR, Inc.	18,687	412,609
*Kelly Services, Inc. Class A	19,065	306,565
Kennametal, Inc.	40,638	1,335,365
*Key Technology, Inc.	1,967	27,282
*Kforce, Inc.	21,855	303,566
Kimball International, Inc. Class B	14,644	117,738
#*Kirby Corp.	25,756	1,083,812
#Knight Transportation, Inc.	32,300	687,667
Knoll, Inc.	16,175	226,126
*Korn/Ferry International	26,700	432,807
*Kratos Defense & Security Solutions, Inc.	7,075	100,819
L.S. Starrett Co. Class A	1,500	17,325
L-3 Communications Holdings, Inc.	18,800	1,759,116
*LaBarge, Inc.	11,826	146,169
*Ladish Co., Inc.	10,110	277,924
Landstar System, Inc.	7,900	349,338
Lawson Products, Inc.	2,200	35,750

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Layne Christensen Co.	8,821	$241,519
*LB Foster Co.	4,570	135,272
*LECG Corp.	6,230	20,933
Lennox International, Inc.	8,500	384,710
Lincoln Electric Holdings, Inc.	17,600	1,054,944
Lindsay Corp.	6,563	249,591
*LMI Aerospace, Inc.	5,125	88,457
Lockheed Martin Corp.	12,684	1,076,745
LSI Industries, Inc.	16,278	114,434
*Lydall, Inc.	6,471	52,156
*M&F Worldwide Corp.	9,000	275,940
*Magnetek, Inc.	3,999	7,878
#Manitowoc Co., Inc. (The)	65,003	910,692
*Manpower, Inc.	19,623	1,100,850
*Marten Transport, Ltd.	13,600	297,160
Masco Corp.	96,930	1,573,174
#*MasTec, Inc.	35,900	449,109
*McDermott International, Inc.	2,807	76,940
McGrath Rentcorp.	14,069	365,653
*Metalico, Inc.	22,600	149,160
Met-Pro Corp.	11,066	112,541
*MFRI, Inc.	1,957	13,288
*Microvision, Inc.	6,313	19,760
#*Middleby Corp.	7,100	433,952
Miller Industries, Inc.	4,611	65,937
Mine Safety Appliances Co.	19,000	558,410
#*Mobile Mini, Inc.	18,400	305,808
#*Monster Worldwide, Inc.	69,841	1,217,329
*Moog, Inc.	20,025	744,329
*Moog, Inc. Class B	1,632	61,053
MSC Industrial Direct Co., Inc. Class A	9,100	495,859
Mueller Industries, Inc.	19,670	583,215
Mueller Water Products, Inc.	73,272	410,323
Multi-Color Corp.	6,566	82,141
*MYR Group, Inc.	8,434	151,222
NACCO Industries, Inc. Class A	3,600	312,984
National Technical Systems, Inc.	4,384	23,060
*Navigant Consulting, Inc.	24,300	312,984
*Navistar International Corp.	3,893	188,188
*NN, Inc.	5,927	42,674
Nordson Corp.	10,550	757,701
Norfolk Southern Corp.	65,749	3,900,888
*North American Galvanizing & Coating, Inc.	6,640	49,800
Northrop Grumman Corp.	52,350	3,550,900
*Northwest Pipe Co.	3,555	85,747
#*Ocean Power Technologies, Inc.	3,300	22,572
*Old Dominion Freight Line, Inc.	19,200	688,896
Omega Flex, Inc.	3,089	37,809
*On Assignment, Inc.	17,544	123,334
*Orbital Sciences Corp.	28,401	522,010
*Orion Energy Systems, Inc.	6,400	34,112
*Orion Marine Group, Inc.	8,900	168,744
*Oshkosh Corp.	22,348	863,080
Otter Tail Corp.	10,400	231,088
*Owens Corning	78,413	2,727,204
*P.A.M. Transportation Services, Inc.	3,600	57,024
Paccar, Inc.	18,200	846,664
#*Pacer International, Inc.	17,800	118,192
Pall Corp.	3,003	117,087
Parker Hannifin Corp.	28,600	1,978,548
*Park-Ohio Holdings Corp.	5,516	70,991

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Patrick Industries, Inc.	1,800	$5,868
*Patriot Transportation Holding, Inc.	1,472	123,560
Pentair, Inc.	45,932	1,660,901
*PGT, Inc.	7,742	24,000
*Pike Electric Corp.	15,258	164,024
*Pinnacle Airlines Corp.	9,030	66,009
#Pitney Bowes, Inc.	15,800	401,320
*PMFG, Inc.	6,526	93,844
*Polypore International, Inc.	20,500	363,055
Portec Rail Products, Inc.	3,113	36,796
*Powell Industries, Inc.	4,700	157,826
#*Power-One, Inc.	44,357	348,646
*PowerSecure International, Inc.	7,600	85,576
Precision Castparts Corp.	13,600	1,745,424
Preformed Line Products Co.	1,824	54,720
*PRGX Global, Inc.	9,640	65,166
*Protection One, Inc.	9,494	146,872
Providence & Worcester Railroad Co.	361	4,747
*Quality Distribution, Inc.	6,620	46,340
Quanex Building Products Corp.	18,100	343,900
*Quanta Services, Inc.	40,622	817,721
R. R. Donnelley & Sons Co.	83,089	1,785,583
Raven Industries, Inc.	6,776	205,719
#Raytheon Co.	36,700	2,139,610
*RBC Bearings, Inc.	10,811	341,195
*RCM Technologies, Inc.	4,621	18,992
#Regal-Beloit Corp.	17,069	1,079,956
Republic Services, Inc.	62,588	1,942,106
*Resources Connection, Inc.	24,169	423,924
Robbins & Myers, Inc.	15,300	396,423
#Robert Half International, Inc.	3,654	100,047
Rockwell Automation, Inc.	24,400	1,481,568
Rockwell Collins, Inc.	9,858	640,770
Rollins, Inc.	4,952	107,706
Roper Industries, Inc.	25,188	1,536,972
*RSC Holdings, Inc.	50,146	459,839
*Rush Enterprises, Inc. Class A	14,350	232,757
*Rush Enterprises, Inc. Class B	1,308	17,998
Ryder System, Inc.	34,100	1,586,332
*Sauer-Danfoss, Inc.	21,100	342,875
Schawk, Inc.	15,296	289,859
*School Specialty, Inc.	8,809	206,659
Seaboard Corp.	337	492,023
Servotronics, Inc.	212	1,821
*SFN Group, Inc.	10,939	93,528
*Shaw Group, Inc.	13,838	529,719
SIFCO Industries, Inc.	1,400	19,404
Simpson Manufacturing Co., Inc.	23,497	798,663
SkyWest, Inc.	43,600	653,128
*SL Industries, Inc.	4,400	46,420
Southwest Airlines Co.	259,600	3,421,528
*Sparton Corp.	3,700	21,608
*Spire Corp.	3,100	10,943
#*Spirit Aerosystems Holdings, Inc.	30,309	672,254
SPX Corp.	23,878	1,668,595
*Standard Parking Corp.	6,064	102,421
Standard Register Co.	11,598	59,730
Standex International Corp.	7,200	171,864
#*Stanley, Inc.	9,893	312,916
Steelcase, Inc. Class A	43,900	360,419
*Stericycle, Inc.	7,200	424,080

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Sterling Construction Co., Inc.	7,800	$136,500
Sun Hydraulics, Inc.	7,900	221,279
#*SunPower Corp. Class A	9,450	156,398
*SunPower Corp. Class B	7,450	112,048
Superior Uniform Group, Inc.	4,706	48,425
*SYKES Enterprises, Inc.	24,682	561,022
*Sypris Solutions, Inc.	3,408	15,302
TAL International Group, Inc.	14,500	376,855
*Taser International, Inc.	31,444	148,730
*Team, Inc.	9,789	170,329
Technology Research Corp.	900	4,779
*Tecumseh Products Co. Class A	5,800	74,124
*Tecumseh Products Co. Class B	732	9,604
*Teledyne Technologies, Inc.	18,406	802,502
Tennant Co.	8,700	300,063
#*Terex Corp.	53,540	1,419,881
*Tetra Tech, Inc.	13,160	320,446
Textainer Group Holdings, Ltd.	25,256	579,878
Textron, Inc.	70,471	1,609,558
*Thomas & Betts Corp.	32,200	1,350,468
Timken Co.	59,100	2,079,138
#Titan International, Inc.	16,790	208,364
#*Titan Machinery, Inc.	7,500	107,850
Todd Shipyards Corp.	2,413	38,318
Toro Co.	10,400	592,176
Towers Watson & Co.	7,906	379,488
*Trailer Bridge, Inc.	3,127	16,104
TransDigm Group, Inc.	20,184	1,115,570
*TRC Cos., Inc.	4,303	13,339
Tredegar Industries, Inc.	12,040	205,402
*Trex Co., Inc.	8,091	198,149
*Trimas Corp.	16,200	164,754
Trinity Industries, Inc.	39,500	983,155
Triumph Group, Inc.	8,800	682,528
*TrueBlue, Inc.	23,868	376,876
*Tufco Technologies, Inc.	400	1,744
#*Tutor Perini Corp.	20,101	487,851
Twin Disc, Inc.	8,316	117,422
Tyco International, Ltd.	36,500	1,415,835
*U.S. Home Systems, Inc.	1,540	5,375
#*UAL Corp.	43,081	929,688
*Ultralife Corp.	9,810	41,104
Union Pacific Corp.	89,459	6,768,468
*United Capital Corp.	1,938	48,121
United Parcel Service, Inc.	21,374	1,477,798
*United Rentals, Inc.	27,680	397,485
*United Stationers, Inc.	12,900	789,738
United Technologies Corp.	44,432	3,330,178
Universal Forest Products, Inc.	8,800	370,040
*Universal Truckload Services, Inc.	7,337	133,974
*UQM Technologies, Inc.	4,600	20,102
*URS Corp.	30,100	1,545,635
#*US Airways Group, Inc.	56,940	402,566
US Ecology, Inc.	7,848	122,429
*USA Truck, Inc.	6,887	126,859
#*USG Corp.	46,506	1,097,542
UTi Worldwide, Inc.	42,215	669,108
Valmont Industries, Inc.	6,120	509,735
*Versar, Inc.	3,144	10,344
Viad Corp.	11,000	257,400
*Vicor Corp.	14,937	225,847

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Virco Manufacturing Corp.	1,999	$7,196
*Volt Information Sciences, Inc.	9,226	115,694
VSE Corp.	2,300	92,437
W.W. Grainger, Inc.	5,290	584,757
*Wabash National Corp.	17,000	165,240
Wabtec Corp.	12,560	597,605
*Waste Connections, Inc.	38,686	1,384,572
Waste Management, Inc.	36,165	1,254,202
*Waste Services, Inc.	8,200	92,168
Watsco, Inc. Class A	10,192	603,570
Watsco, Inc. Class B	700	42,000
Watts Water Technologies, Inc.	17,197	610,150
*WCA Waste Corp.	3,900	19,344
#Werner Enterprises, Inc.	37,413	838,799
#*WESCo International, Inc.	20,363	827,145
*Willis Lease Finance Corp.	3,067	43,061
Woodward Governor Co.	12,100	387,805
#*YRC Worldwide, Inc.	24,600	13,695

Total Industrials		269,725,698

Information Technology — (12.3%)
*3PAR, Inc.	9,600	89,568
Accenture, Ltd.	18,101	789,928
*ACI Worldwide, Inc.	15,359	288,596
*Acme Packet, Inc.	22,829	596,750
*Acorn Energy, Inc.	5,004	28,223
*Actel Corp.	12,297	190,849
*ActivIdentity Corp.	15,824	46,364
Activision Blizzard, Inc.	232,687	2,578,172
*Actuate Corp.	32,492	183,905
*Acxiom Corp.	44,709	853,048
*Adaptec, Inc.	71,658	221,423
#*ADC Telecommunications, Inc.	40,698	325,991
*Adept Technology, Inc.	1,680	9,929
*Adobe Systems, Inc.	24,400	819,596
Adtran, Inc.	25,300	677,281
*Advanced Analogic Technologies, Inc.	16,396	62,305
*Advanced Energy Industries, Inc.	21,500	316,480
*Advanced Micro Devices, Inc.	187,092	1,695,054
*Advent Software, Inc.	7,300	329,814
*Aehr Test Systems	1,179	3,466
*Aetrium, Inc.	1,400	4,802
*Agilent Technologies, Inc.	24,423	885,578
Agilysys, Inc.	500	5,425
#*Akamai Technologies, Inc.	4,023	156,213
#*Alliance Data Systems Corp.	4,550	341,523
Altera Corp.	21,400	542,704
*Amdocs, Ltd.	47,613	1,520,759
American Software, Inc. Class A	13,044	83,351
#*Amkor Technology, Inc.	57,310	432,117
Amphenol Corp.	4,200	194,082
*Amtech Systems, Inc.	3,200	30,624
*Anadigics, Inc.	28,600	143,858
Analog Devices, Inc.	15,100	451,943
*Anaren, Inc.	6,368	94,374
#*Anixter International, Inc.	17,600	922,240
#*Ansys, Inc.	13,782	620,190
*AOL, Inc.	19,190	448,278
*Apple, Inc.	31,194	8,145,377
Applied Materials, Inc.	93,833	1,293,019
*Applied Micro Circuits Corp.	36,093	407,129

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ArcSight, Inc.	5,000	$113,650
*Ariba, Inc.	42,870	611,755
*Arris Group, Inc.	77,992	958,522
*Arrow Electronics, Inc.	49,200	1,500,600
*Art Technology Group, Inc.	60,397	258,499
*Aruba Networks, Inc.	22,400	281,344
*Aspen Technology, Inc.	2,700	31,779
Astro-Med, Inc.	1,426	10,838
#*Atheros Communications, Inc.	29,375	1,140,925
*Atmel Corp.	151,613	824,775
#*ATMI, Inc.	14,827	268,814
*AuthenTec, Inc.	6,900	17,733
*Autobytel, Inc.	3,101	2,884
*Autodesk, Inc.	17,600	598,576
Automatic Data Processing, Inc.	16,826	729,575
*Aviat Networks, Inc.	27,030	175,695
*Avid Technology, Inc.	16,300	237,980
*Avnet, Inc.	43,200	1,381,104
AVX Corp.	104,796	1,619,098
*Aware, Inc.	3,543	8,822
*AXT, Inc.	9,805	42,848
Bel Fuse, Inc. Class A	1,600	34,784
Bel Fuse, Inc. Class B	5,033	117,873
*Bell Microproducts, Inc.	4,900	34,300
*Benchmark Electronics, Inc.	43,000	930,520
*BigBand Networks, Inc.	25,958	85,661
Black Box Corp.	13,400	417,946
#Blackbaud, Inc.	8,600	198,230
*Blackboard, Inc.	10,500	446,775
*Blue Coat Systems, Inc.	19,000	618,070
*BMC Software, Inc.	14,285	562,258
*Bottomline Technologies, Inc.	13,462	234,239
*Brightpoint, Inc.	35,700	288,813
#Broadcom Corp.	27,900	962,271
Broadridge Financial Solutions, Inc.	27,575	656,561
*Brocade Communications Systems, Inc.	129,083	837,749
*Brooks Automation, Inc.	31,104	302,331
*Bsquare Corp.	3,074	7,992
CA, Inc.	40,312	919,517
*Cabot Microelectronics Corp.	10,910	418,508
*CACI International, Inc.	15,705	744,888
*Cadence Design Systems, Inc.	83,795	625,111
*CalAmp Corp.	4,886	13,925
*Callidus Software, Inc.	13,723	43,502
*Cascade Microtech, Inc.	3,333	16,032
Cass Information Systems, Inc.	4,500	143,100
*Cavium Networks, Inc.	9,900	273,339
*CEVA, Inc.	9,832	120,344
*Checkpoint Systems, Inc.	21,600	487,944
*Ciber, Inc.	31,273	124,154
#*Ciena Corp.	41,873	774,232
*Cirrus Logic, Inc.	37,222	473,092
*Cisco Sytems, Inc.	253,361	6,820,478
*Citrix Systems, Inc.	19,400	911,800
*Clearfield, Inc.	2,500	6,250
*Cogent, Inc.	32,428	335,630
Cognex Corp.	24,800	518,568
*Cognizant Technology Solutions Corp.	11,150	570,657
#*Coherent, Inc.	15,397	578,465
Cohu, Inc.	11,202	180,912
#*CommScope, Inc.	48,234	1,571,464

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Communications Systems, Inc.	6,432	$82,587
*CommVault Systems, Inc.	6,077	127,313
#*Compellent Technologies, Inc.	3,100	38,967
*Computer Sciences Corp.	57,400	3,007,186
*Computer Task Group, Inc.	6,100	57,279
*Compuware Corp.	117,755	1,012,693
*comScore, Inc.	12,400	225,060
*Comtech Telecommunications Corp.	11,601	362,415
*Comverge, Inc.	8,800	99,792
#*Concur Technologies, Inc.	10,629	445,461
*Concurrent Computer Corp.	1,452	8,160
*Conexant Systems, Inc.	31,790	96,959
#*Constant Contact, Inc.	3,900	99,645
*Convergys Corp.	46,395	586,433
Corning, Inc.	128,505	2,473,721
*CPI International, Inc.	7,656	102,820
*Cray, Inc.	13,977	94,485
*Cree, Inc.	49,307	3,609,765
*CSG Systems International, Inc.	13,440	305,357
*CyberOptics Corp.	1,680	18,631
#*CyberSource Corp.	36,013	924,814
*Cymer, Inc.	17,100	583,965
*Cypress Semiconductor Corp.	66,500	857,185
Daktronics, Inc.	18,800	157,544
*Datalink Corp.	3,601	16,204
*Dataram Corp.	2,900	6,902
*DDi Corp.	10,072	86,216
#*DealerTrack Holdings, Inc.	18,900	288,225
*Dell, Inc.	71,350	1,154,443
*Deltek, Inc.	10,418	81,990
#*DemandTec, Inc.	3,400	22,984
*DG FastChannel, Inc.	12,691	446,469
*Dice Holdings, Inc.	28,908	250,632
Diebold, Inc.	31,284	980,753
*Digi International, Inc.	12,286	131,583
*Digimarc Corp.	3,167	57,038
#*Digital River, Inc.	17,200	480,568
#*Diodes, Inc.	21,900	470,193
*DivX, Inc.	14,962	125,082
*Dolby Laboratories, Inc.	3,733	256,532
*Dot Hill Systems Corp.	6,469	11,191
*Double-Take Software, Inc.	10,122	108,811
*DSP Group, Inc.	11,800	96,406
DST Systems, Inc.	9,150	388,417
#*DTS, Inc.	9,245	307,304
*Dynamics Research Corp.	3,169	45,317
Earthlink, Inc.	55,146	497,417
*eBay, Inc.	107,912	2,569,385
#*Ebix, Inc.	6,000	97,620
#*Echelon Corp.	18,350	173,407
*EchoStar Corp.	13,435	258,086
*Edgewater Technology, Inc.	2,837	8,965
Electro Rent Corp.	14,817	211,735
*Electro Scientific Industries, Inc.	200	2,754
*Electronic Arts, Inc.	52,860	1,023,898
*Electronics for Imaging, Inc.	27,900	358,515
*eLoyalty Corp.	2,980	20,860
*EMC Corp.	166,854	3,171,895
*EMS Technologies, Inc.	7,202	114,440
*Emulex Corp.	45,600	535,800
*Endwave Corp.	1,814	5,496

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Entegris, Inc.	72,956	$451,598
*Entorian Technologies, Inc.	114	210
*Entropic Communications, Inc.	30,050	158,664
*Epicor Software Corp.	30,964	284,250
#*EPIQ Systems, Inc.	17,400	209,670
*ePlus, Inc.	2,845	52,945
#*Equinix, Inc.	5,195	522,877
*Euronet Worldwide, Inc.	23,400	372,762
*Exar Corp.	19,454	143,765
*ExlService Holdings, Inc.	13,338	212,341
*Extreme Networks	37,100	123,543
*F5 Networks, Inc.	5,810	397,578
FactSet Research Systems, Inc.	4,600	346,012
#Fair Isaac Corp.	25,297	532,755
*Fairchild Semiconductor Corp. Class A	51,900	582,318
*FalconStor Software, Inc.	16,380	48,976
*Faro Technologies, Inc.	8,530	215,041
#*FEI Co.	19,248	433,080
Fidelity National Information Services, Inc.	60,064	1,579,083
#*Finisar Corp.	17,350	259,556
*Fiserv, Inc.	39,100	1,997,619
*FLIR Systems, Inc.	7,537	230,557
#*FormFactor, Inc.	28,937	434,344
*Forrester Research, Inc.	11,800	378,898
*Frequency Electronics, Inc.	1,100	6,094
*FSI International, Inc.	11,750	44,885
*Gartner Group, Inc.	13,847	333,436
*Gerber Scientific, Inc.	11,441	82,375
*Global Cash Access, Inc.	27,100	235,228
Global Payments, Inc.	6,700	286,827
*Globecomm Systems, Inc.	9,500	74,005
*Glu Mobile, Inc.	4,941	7,659
*Google, Inc.	8,440	4,434,714
*GSE Systems, Inc.	3,200	17,920
#*GSI Commerce, Inc.	22,400	610,400
*GSI Technology, Inc.	10,812	69,954
*GTSI Corp.	605	3,872
*Guidance Software, Inc.	6,777	39,849
*Hackett Group, Inc.	15,038	42,257
*Harmonic, Inc.	41,310	282,560
Harris Corp.	8,200	422,136
Heartland Payment Systems, Inc.	14,768	271,436
*Henry Bros. Electronics, Inc.	353	1,483
*Hewitt Associates, Inc. Class A	4,700	192,653
Hewlett-Packard Co.	150,483	7,820,602
*Hittite Microwave Corp.	7,000	358,960
*Hughes Communications, Inc.	8,094	225,823
*Hutchinson Technology, Inc.	9,663	58,848
*Hypercom Corp.	22,200	92,130
*I.D. Systems, Inc.	3,786	12,380
*IAC/InterActiveCorp.	77,073	1,727,977
#*ICx Technologies, Inc.	13,985	98,594
*IEC Electronics Corp.	2,900	15,312
iGATE Corp.	21,779	269,624
*Ikanos Communications, Inc.	14,726	41,675
*Imation Corp.	17,857	193,570
Imergent, Inc.	2,000	12,660
*Immersion Corp.	12,180	68,208
*Infinera Corp.	47,700	436,455
*infoGROUP, Inc.	25,987	208,156
#*Informatica Corp.	17,096	427,571

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*InfoSpace, Inc.	21,761	$227,838
*Ingram Micro, Inc.	90,600	1,645,296
*Innodata Isogen, Inc.	10,723	37,102
*Insight Enterprises, Inc.	34,850	523,795
*Integral Systems, Inc.	9,000	78,480
*Integrated Device Technology, Inc.	90,784	600,082
*Integrated Silicon Solution, Inc.	12,644	155,901
Intel Corp.	314,896	7,189,076
*Intellicheck Mobilisa, Inc.	8,100	15,066
*Interactive Intelligence, Inc.	7,742	153,059
#*InterDigital, Inc.	7,200	199,224
#*Intermec, Inc.	29,400	337,218
*Internap Network Services Corp.	28,107	162,458
International Business Machines Corp.	45,223	5,833,767
*International Rectifier Corp.	37,190	856,114
*Internet Brands, Inc.	18,035	186,662
*Internet Capital Group, Inc.	10,900	107,801
Intersil Corp.	63,126	939,315
*Intevac, Inc.	10,256	142,764
*IntriCon Corp.	3,283	11,819
#*Intuit, Inc.	18,374	664,404
*INX, Inc.	2,550	12,342
#*IPG Photonics Corp.	19,702	344,982
*Isilon Systems, Inc.	21,043	273,138
*Iteris, Inc.	4,900	9,163
#*Itron, Inc.	19,131	1,523,019
*Ixia	33,193	340,228
*IXYS Corp.	20,163	182,072
#*j2 Global Communications, Inc.	13,600	327,488
Jabil Circuit, Inc.	103,665	1,588,148
Jack Henry & Associates, Inc.	18,340	468,037
*JDA Software Group, Inc.	16,461	475,723
*JDS Uniphase Corp.	94,078	1,222,073
*Juniper Networks, Inc.	38,083	1,081,938
Keithley Instruments, Inc.	6,600	56,166
*Kenexa Corp.	9,883	148,344
*KEY Tronic Corp.	3,108	19,736
Keynote Systems, Inc.	3,800	41,724
*KIT Digital, Inc.	2,200	31,834
#KLA-Tencor Corp.	30,905	1,052,624
*Knot, Inc. (The)	15,480	125,543
*Kopin Corp.	30,106	126,746
#*Kulicke & Soffa Industries, Inc.	32,100	263,220
*KVH Industries, Inc.	7,159	107,886
*L-1 Identity Solutions, Inc.	65,800	570,486
#*Lam Research Corp.	20,375	826,206
*LaserCard Corp.	3,918	22,293
*Lattice Semiconductor Corp.	52,991	279,263
*Lawson Software, Inc.	88,185	684,316
*LeCroy Corp.	4,246	24,839
Lender Processing Services, Inc.	4,350	164,212
#*Lexmark International, Inc.	30,400	1,126,320
*Limelight Networks, Inc.	35,840	144,077
Linear Technology Corp.	18,031	542,012
*Lionbridge Technologies, Inc.	15,432	83,487
*Liquidity Services, Inc.	13,686	155,610
*Littlefuse, Inc.	11,700	494,091
*LoJack Corp.	7,884	32,955
*LookSmart, Ltd.	1,971	2,720
#*LoopNet, Inc.	17,200	194,016
#*Loral Space & Communications, Inc.	9,381	403,946

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*LSI Corp.	154,690	$931,234
*LTX-Credence Corp.	45,400	153,906
#*Magma Design Automation, Inc.	15,000	54,000
#*Manhattan Associates, Inc.	11,370	325,864
*ManTech International Corp. Class A	7,001	315,255
Marchex, Inc.	14,300	75,218
*Marvell Technology Group, Ltd.	27,950	577,167
#MasterCard, Inc. Class A	3,826	949,001
*Mattson Technology, Inc.	24,700	111,150
#Maxim Integrated Products, Inc.	64,659	1,255,678
Maximus, Inc.	11,200	693,392
*Maxwell Technologies, Inc.	7,627	110,058
*McAfee, Inc.	10,800	375,300
*Measurement Specialties, Inc.	6,105	100,549
*MEMC Electronic Materials, Inc.	32,654	423,522
*MEMSIC, Inc.	4,688	15,564
*Mentor Graphics Corp.	48,345	434,622
*Mercury Computer Systems, Inc.	11,950	153,677
Mesa Laboratories, Inc.	800	20,656
Methode Electronics, Inc.	18,177	201,765
Micrel, Inc.	27,668	322,886
#Microchip Technology, Inc.	13,325	389,223
*Micron Technology, Inc.	172,934	1,616,933
*MICROS Systems, Inc.	30,000	1,114,800
*Microsemi Corp.	39,334	651,371
Microsoft Corp.	282,322	8,622,114
*MicroStrategy, Inc.	2,192	167,907
*Microtune, Inc.	20,391	54,648
*Mindspeed Technologies, Inc.	2,500	25,075
*MIPS Technologies, Inc.	18,132	90,479
*MKS Instruments, Inc.	19,110	433,415
Mocon, Inc.	1,300	14,521
*ModusLink Global Solutions, Inc.	20,681	184,681
Molex, Inc.	28,500	638,685
Molex, Inc. Class A	26,116	496,204
*MoneyGram International, Inc.	27,096	82,643
#*Monolithic Power Systems, Inc.	12,984	320,056
*Monotype Imaging Holdings, Inc.	17,474	182,429
*MoSys, Inc.	12,400	53,568
*Motorola, Inc.	363,728	2,571,557
*Move, Inc.	26,655	58,641
MTS Systems Corp.	9,407	280,987
*Multi-Fineline Electronix, Inc.	14,500	375,840
#*Nanometrics, Inc.	10,457	111,890
*NAPCO Security Technologies, Inc.	200	482
National Instruments Corp.	16,900	584,402
#National Semiconductor Corp.	18,500	273,430
#*NCI, Inc.	4,234	120,288
#*NCR Corp.	41,891	551,286
*NetApp, Inc.	13,000	450,710
*Netezza Corp.	23,320	319,251
*NETGEAR, Inc.	17,812	481,993
*NetList, Inc.	7,900	23,463
*NetLogic Microsystems, Inc.	16,936	527,895
*NetScout Systems, Inc.	21,229	308,245
#*NetSuite, Inc.	9,300	131,037
*Network Equipment Technologies, Inc.	15,350	78,745
*NeuStar, Inc.	11,555	282,751
*NextWave Wireless, Inc.	700	295
NIC, Inc.	12,033	84,833
*Novatel Wireless, Inc.	14,000	95,900

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Novell, Inc.	203,700	$1,142,757
#*Novellus Systems, Inc.	57,900	1,516,980
*Nu Horizons Electronics Corp.	6,934	24,962
#*Nuance Communications, Inc.	66,119	1,207,994
*NumereX Corp. Class A	608	2,827
#*Nvidia Corp.	90,200	1,417,944
O.I. Corp.	1,118	10,163
*Occam Networks, Inc.	9,954	64,900
*Oclaro, Inc.	4,580	70,211
*OmniVision Technologies, Inc.	24,100	423,196
*ON Semiconductor Corp.	67,545	536,307
*Online Resources Corp.	10,747	50,081
*Onvia, Inc.	2,875	20,844
*Open Text Corp.	1,234	52,013
*Openwave Systems, Inc.	36,700	81,841
*Oplink Communications, Inc.	9,900	149,589
OPNET Technologies, Inc.	10,488	168,437
*Opnext, Inc.	20,936	49,200
*Optelecom-NKF, Inc.	306	698
*Optical Cable Corp.	1,689	5,523
Oracle Corp.	166,850	4,311,404
*Orbcomm, Inc.	12,148	26,847
*OSI Systems, Inc.	10,074	262,327
#*Palm, Inc.	32,266	187,143
*PAR Technology Corp.	5,690	39,887
*Parametric Technology Corp.	41,328	768,288
Park Electrochemical Corp.	9,648	291,466
#*ParkerVision, Inc.	7,846	14,829
Paychex, Inc.	12,600	385,560
*PC Connection, Inc.	11,642	80,097
*PC Mall, Inc.	4,400	22,836
*PC-Tel, Inc.	10,151	66,083
*PDF Solutions, Inc.	11,205	55,465
Pegasystems, Inc.	14,639	463,617
*Perceptron, Inc.	1,900	8,949
*Perficient, Inc.	15,675	195,467
*Performance Technologies, Inc.	2,917	8,168
*Pericom Semiconductor Corp.	11,700	136,656
*Pervasive Software, Inc.	6,155	30,652
*Phoenix Technologies, Ltd.	5,100	15,249
*Photronics, Inc.	23,157	126,206
*Pixelworks, Inc.	4,400	21,120
*Planar Systems, Inc.	6,208	16,203
Plantronics, Inc.	22,600	750,320
*PLATO Learning, Inc.	3,200	18,080
*Plexus Corp.	19,729	730,959
*PLX Technology, Inc.	17,300	90,825
*PMC—Sierra, Inc.	84,400	746,940
*Polycom, Inc.	43,600	1,419,180
Power Integrations, Inc.	11,860	456,373
*Presstek, Inc.	16,727	77,279
*Progress Software Corp.	21,200	683,700
*PROS Holdings, Inc.	1,700	15,470
QAD, Inc.	11,629	64,192
#*QLogic Corp.	19,100	369,967
QUALCOMM, Inc.	61,279	2,373,948
Qualstar Corp.	500	975
*Quantum Corp.	72,800	211,120
*Quest Software, Inc.	44,300	776,579
*QuickLogic Corp.	7,920	28,354
*Radiant Systems, Inc.	16,582	233,309

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*RadiSys Corp.	12,264	$120,065
*Rainmaker Systems, Inc.	4,912	6,729
#*Rambus, Inc.	16,000	386,080
*Ramtron International Corp.	5,353	18,040
*RealNetworks, Inc.	82,000	340,300
*Red Hat, Inc.	14,600	436,102
*Reis, Inc.	6,463	38,649
*Relm Wireless Corp.	5,100	16,626
Renaissance Learning, Inc.	8,783	124,806
#*RF Micro Devices, Inc.	125,372	704,591
Richardson Electronics, Ltd.	6,808	78,224
*RightNow Technologies, Inc.	5,935	97,334
*Rimage Corp.	5,808	101,930
*Riverbed Technology, Inc.	23,600	731,364
*Rofin-Sinar Technologies, Inc.	13,400	355,904
*Rogers Corp.	9,528	318,902
*Rovi Corp.	58,206	2,268,870
#*Rubicon Technology, Inc.	9,400	255,116
*Rudolph Technologies, Inc.	13,694	130,504
*S1 Corp.	41,070	253,402
*Saba Software, Inc.	11,500	58,650
#*SAIC, Inc.	9,100	158,431
*Salary.com, Inc.	1,949	5,691
#*Salesforce.com, Inc.	9,455	809,348
*Sandisk Corp.	63,900	2,548,971
*Sanmina-SCI Corp.	40,884	728,962
Sapient Corp.	60,300	616,869
*SAVVIS, Inc.	23,662	416,451
*ScanSource, Inc.	11,500	320,390
*Scientific Learning Corp.	1,102	5,576
*SCM Microsystems, Inc.	1,126	1,745
*SeaChange International, Inc.	16,030	133,530
*Seagate Technology LLC	35,797	657,591
*Semtech Corp.	28,965	525,715
*ShoreTel, Inc.	17,800	116,590
#*Sigma Designs, Inc.	10,500	124,530
*Silicon Graphics International Corp.	14,700	145,383
*Silicon Image, Inc.	29,344	109,160
*Silicon Laboratories, Inc.	16,200	783,270
#*Skyworks Solutions, Inc.	94,195	1,586,244
*Smart Modular Technologies (WWH), Inc.	31,136	218,575
*Smith Micro Software, Inc.	18,086	171,636
Solera Holdings, Inc.	5,888	228,867
*Sonic Solutions, Inc.	22,099	277,342
*SonicWALL, Inc.	34,500	349,485
*Sonus Networks, Inc.	73,896	191,391
*Soundbite Communications, Inc.	600	1,806
*Sourcefire, Inc.	9,700	216,989
*Spark Networks, Inc.	3,744	12,954
*Spectrum Control, Inc.	6,057	84,192
*SRA International, Inc.	20,300	468,524
*SRS Labs, Inc.	8,071	75,545
*Stamps.com, Inc.	6,600	69,960
*Standard Microsystems Corp.	10,244	263,066
*StarTek, Inc.	6,300	42,714
#*STEC, Inc.	18,060	250,853
#*Stratasys, Inc.	9,400	224,096
*SuccessFactors, Inc.	22,800	477,204
*Super Micro Computer, Inc.	15,523	220,116
*Supertex, Inc.	6,800	183,668
*Support.com, Inc.	19,982	87,122

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Switch & Data Facilities Co., Inc.	6,900	$132,411
#*Sybase, Inc.	12,690	550,492
Sycamore Networks, Inc.	17,722	350,718
*Symantec Corp.	77,226	1,295,080
*Symmetricom, Inc.	18,980	125,837
*Symyx Technologies, Inc.	13,440	73,248
#*Synaptics, Inc.	5,550	169,941
*Synchronoss Technologies, Inc.	14,900	304,407
*SYNNEX Corp.	15,700	430,494
#*Synopsys, Inc.	42,119	956,522
Syntel, Inc.	6,037	218,056
#*Take-Two Interactive Software, Inc.	37,819	411,093
*Taleo Corp.	10,800	280,584
*Tech Data Corp.	28,563	1,225,353
Technitrol, Inc.	17,800	96,120
*TechTarget, Inc.	11,507	55,809
*TechTeam Global, Inc.	3,464	21,338
*Tekelec	34,000	616,420
*TeleCommunication Systems, Inc.	20,599	142,339
*TeleTech Holdings, Inc.	24,100	398,855
Tellabs, Inc.	234,313	2,127,562
*Telular Corp.	5,320	16,279
*Teradata Corp.	22,000	639,540
#*Teradyne, Inc.	69,100	845,093
#*Terremark Worldwide, Inc.	21,186	151,904
Tessco Technologies, Inc.	3,300	83,952
*Tessera Technologies, Inc.	26,327	533,912
Texas Instruments, Inc.	57,989	1,508,294
TheStreet.com, Inc.	13,138	50,056
#*THQ, Inc.	30,110	228,836
*TIBCO Software, Inc.	83,612	953,177
*Tier Technologies, Inc.	7,405	61,980
#*TiVo, Inc.	24,756	433,725
*TNS, Inc.	3,400	88,230
*Tollgrade Communications, Inc.	4,681	29,771
#Total System Services, Inc.	12,552	200,958
*Transact Technologies, Inc.	3,500	26,215
*Travelzoo, Inc.	2,494	49,730
*Trident Microsystems, Inc.	4,100	7,093
*Trimble Navigation, Ltd.	41,240	1,348,960
*Triquint Semiconductor, Inc.	71,066	535,838
*TTM Technologies, Inc.	18,800	204,168
Tyco Electronics, Ltd.	57,625	1,850,915
#*Tyler Technologies, Inc.	18,173	309,668
*Ultimate Software Group, Inc.	3,200	107,040
*Ultra Clean Holdings, Inc.	10,433	102,974
*Ultratech, Inc.	13,241	194,510
*Unica Corp.	9,997	92,772
#*Unisys Corp.	8,740	244,895
United Online, Inc.	38,524	307,036
*Universal Display Corp.	11,500	153,525
*UTStarcom, Inc.	37,523	106,941
*ValueClick, Inc.	36,000	370,080
*Varian Semiconductor Equipment Associates, Inc.	11,100	365,634
#*Veeco Instruments, Inc.	12,600	554,274
#*VeriFone Holdings, Inc.	28,600	544,258
*VeriSign, Inc.	14,100	384,507
*Viasat, Inc.	16,695	591,838
*Vicon Industries, Inc.	916	4,406
*Video Display Corp.	3,247	16,300
*Virage Logic Corp.	12,854	119,285

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Virnetx Holding Corp.	15,100	$80,785
*Virtusa Corp.	10,100	103,929
Visa, Inc.	21,840	1,970,623
*Vishay Intertechnology, Inc.	131,644	1,370,414
#*VistaPrint NV	6,600	340,428
*VMware, Inc. Class A	3,400	209,576
*Vocus, Inc.	8,500	144,925
*Volterra Semiconductor Corp.	7,200	172,512
Wayside Technology Group, Inc.	1,635	15,614
*Web.com Group, Inc.	11,150	53,854
*Websense, Inc.	12,900	293,733
*Western Digital Corp.	54,412	2,235,789
Western Union Co. (The)	24,369	444,734
*Wireless Ronin Technologies, Inc.	2,900	5,075
*WPCS International, Inc.	500	1,595
*Wright Express Corp.	16,400	557,108
#Xerox Corp.	221,935	2,419,092
Xilinx, Inc.	12,900	332,562
*X-Rite, Inc.	20,088	66,290
*Yahoo!, Inc.	238,620	3,944,389
#*Zebra Technologies Corp. Class A	26,900	781,445
*Zix Corp.	6,582	16,192
*Zoran Corp.	32,439	315,631
*Zygo Corp.	6,074	57,399

Total Information Technology		271,552,568

Materials — (4.4%)
A. Schulman, Inc.	12,519	325,619
*A.M. Castle & Co.	10,000	137,200
*AEP Industries, Inc.	3,078	85,045
Air Products & Chemicals, Inc.	10,195	782,772
Airgas, Inc.	13,887	881,130
AK Steel Holding Corp.	26,175	438,431
Albemarle Corp.	14,250	650,655
Alcoa, Inc.	192,442	2,586,420
#Allegheny Technologies, Inc.	22,219	1,188,050
#AMCOL International Corp.	15,900	456,966
*American Pacific Corp.	1,938	11,822
American Vanguard Corp.	12,005	97,240
AptarGroup, Inc.	26,185	1,127,002
*Arabian American Development Co.	3,989	11,050
Arch Chemicals, Inc.	13,700	465,937
Ashland, Inc.	35,427	2,110,032
Balchem Corp.	10,296	267,091
#Ball Corp.	14,200	755,582
Bemis Co., Inc.	34,050	1,035,460
*Boise, Inc.	39,800	274,222
*Brush Engineered Materials, Inc.	9,400	279,462
*Buckeye Technologies, Inc.	17,300	244,276
*Bway Holding Co.	10,003	197,859
Cabot Corp.	45,400	1,477,316
#*Calgon Carbon Corp.	24,200	375,100
Carpenter Technology Corp.	22,001	863,979
Celanese Corp. Class A	7,868	251,697
*Century Aluminum Co.	43,500	586,380
CF Industries Holdings, Inc.	3,169	265,150
*Clearwater Paper Corp.	5,500	350,240
Cliffs Natural Resources, Inc.	28,590	1,787,733
#*Coeur d’Alene Mines Corp.	36,875	660,800
Commercial Metals Co.	52,671	783,744
Compass Minerals International, Inc.	3,700	278,647

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Core Molding Technologies, Inc.	1,000	$5,300
*Crown Holdings, Inc.	12,300	319,800
Cytec Industries, Inc.	23,903	1,148,778
Deltic Timber Corp.	4,854	255,417
#*Domtar Corp.	20,720	1,467,805
Dow Chemical Co. (The)	186,568	5,751,891
E.I. du Pont de Nemours & Co.	39,193	1,561,449
Eagle Materials, Inc.	20,507	653,558
Eastman Chemical Co.	17,000	1,137,640
#Ecolab, Inc.	8,652	422,564
*Ferro Corp.	38,000	414,960
#*Flotek Industries, Inc.	2,744	5,570
FMC Corp.	10,200	649,128
Freeport-McMoRan Copper & Gold, Inc. Class B	20,034	1,513,168
Friedman Industries, Inc.	5,121	30,316
*General Moly, Inc.	32,594	121,902
*Georgia Gulf Corp.	6,300	129,402
*Graphic Packaging Holding Co.	155,855	575,105
Greif, Inc. Class A	14,500	858,110
#Greif, Inc. Class B	5,417	306,060
H.B. Fuller Co.	23,610	553,654
Hawkins, Inc.	4,887	131,069
Haynes International, Inc.	5,500	197,505
*Headwaters, Inc.	27,200	163,200
#*Hecla Mining Co.	115,000	686,550
*Horsehead Holding Corp.	21,000	249,480
Huntsman Corp.	114,821	1,310,108
ICO, Inc.	12,162	104,228
Innophos Holdings, Inc.	9,978	284,273
*Innospec, Inc.	9,800	130,438
International Flavors & Fragrances, Inc.	8,200	410,738
International Paper Co.	135,000	3,609,900
#*Intrepid Potash, Inc.	5,010	131,563
Kaiser Aluminum Corp.	9,300	373,767
*KapStone Paper & Packaging Corp.	20,300	261,870
KMG Chemicals, Inc.	5,720	105,477
Koppers Holdings, Inc.	6,343	178,682
*Kronos Worldwide, Inc.	15,691	298,129
*Landec Corp.	11,412	69,956
#*Louisiana-Pacific Corp.	57,380	674,789
*LSB Industries, Inc.	8,733	155,098
Lubrizol Corp.	12,900	1,165,386
Martin Marietta Materials, Inc.	2,794	267,889
MeadWestavco Corp.	98,891	2,686,868
*Mercer International, Inc.	14,800	81,548
Minerals Technologies, Inc.	8,900	513,530
*Mines Management, Inc.	9,349	25,429
Monsanto Co.	18,755	1,182,690
Mosaic Co. (The)	20,695	1,058,342
Myers Industries, Inc.	22,535	244,730
Nalco Holding Co.	25,466	629,774
Neenah Paper, Inc.	6,700	117,250
NewMarket Corp.	6,400	704,000
Newmont Mining Corp.	38,204	2,142,480
NL Industries, Inc.	21,453	182,136
*Northern Technologies International Corp.	400	3,792
Nucor Corp.	35,488	1,608,316
Olin Corp.	36,150	759,150
Olympic Steel, Inc.	4,900	155,722
*OM Group, Inc.	14,500	547,375
*Omnova Solutions, Inc.	17,071	130,593

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Owens-Illinois, Inc.	1,152	$40,827
P.H. Glatfelter Co.	25,885	380,251
Packaging Corp. of America	43,503	1,075,829
*Pactiv Corp.	20,600	523,446
*Penford Corp.	8,931	82,612
*PolyOne Corp.	42,600	481,806
PPG Industries, Inc.	15,492	1,090,172
Praxair, Inc.	11,741	983,544
Quaker Chemical Corp.	5,234	164,714
Reliance Steel & Aluminum Co.	13,660	666,745
Rock-Tenn Co. Class A	15,926	821,782
*Rockwood Holdings, Inc.	34,193	1,023,738
Royal Gold, Inc.	15,749	806,034
RPM International, Inc.	64,800	1,430,784
*RTI International Metals, Inc.	14,200	384,110
Schnitzer Steel Industries, Inc. Class A	9,800	529,200
Schweitzer-Maudoit International, Inc.	7,466	424,965
Scotts Miracle-Gro Co. Class A (The)	11,100	537,795
Sealed Air Corp.	37,320	802,380
*Senomyx, Inc.	14,811	63,243
Sensient Technologies Corp.	27,300	860,769
Sigma-Aldrich Corp.	9,500	563,350
Silgan Holdings, Inc.	7,300	440,409
*Solitario Exploration & Royalty Corp.	1,000	2,600
*Solutia, Inc.	53,507	941,723
Sonoco Products Co.	35,178	1,165,447
Southern Copper Corp.	30,511	933,026
*Spartech Corp.	14,100	200,784
Steel Dynamics, Inc.	34,718	545,420
Stepan Co.	4,529	343,072
#*Stillwater Mining Co.	44,400	750,360
Synalloy Corp.	4,403	43,326
Temple-Inland, Inc.	52,700	1,228,964
#Texas Industries, Inc.	11,897	450,182
#*Titanium Metals Corp.	87,113	1,343,282
*U.S. Gold Corp.	43,900	149,699
*United States Lime & Minerals, Inc.	2,963	120,742
United States Steel Corp.	31,221	1,706,540
*Universal Stainless & Alloy Products, Inc.	3,000	69,990
Valhi, Inc.	6,100	174,582
Valspar Corp.	55,470	1,737,320
Vulcan Materials Co.	10,100	578,528
Walter Energy, Inc.	4,052	327,442
*Wausau Paper Corp.	23,041	203,913
Westlake Chemical Corp.	44,498	1,249,504
Weyerhaeuser Co.	78,100	3,867,512
Worthington Industries, Inc.	42,400	677,128
*WR Grace & Co.	19,600	566,244
Zep, Inc.	10,235	188,733
*Zoltek Cos., Inc.	14,700	144,648

Total Materials		97,594,722

Other — (0.0%)
—*Avigen, Inc. Escrow Shares	370	—

Telecommunication Services — (2.6%)
#*AboveNet, Inc.	10,300	520,562
Alaska Communications Systems Group, Inc.	10,800	92,448
*American Tower Corp.	14,055	573,585
*Arbinet Corp.	3,756	7,587
AT&T, Inc.	965,396	25,158,220

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
Atlantic Tele-Network, Inc.	7,898	$435,812
#*Cbeyond, Inc.	7,500	115,350
CenturyTel, Inc.	47,205	1,610,163
*Cincinnati Bell, Inc.	63,900	215,343
*Cogent Communications Group, Inc.	20,327	207,539
Consolidated Communications Holdings, Inc.	12,305	228,258
*Crown Castle International Corp.	13,970	528,764
*FiberTower Corp.	2,000	10,880
#Frontier Communications Corp.	106,798	850,112
*General Communications, Inc. Class A	30,061	184,875
*Global Crossing, Ltd.	19,374	287,704
HickoryTech Corp.	7,368	62,407
*IDT Corp. Class B	4,352	43,128
Iowa Telecommunications Services, Inc.	11,100	186,924
#*Leap Wireless International, Inc.	38,407	703,616
*MetroPCS Communications, Inc.	50,416	384,674
#*Neutral Tandem, Inc.	2,800	47,460
*NII Holdings, Inc.	39,103	1,658,749
NTELOS Holdings Corp.	12,603	247,397
*PAETEC Holding Corp.	69,000	343,620
*Premiere Global Services, Inc.	32,566	305,143
Qwest Communications International, Inc.	56,598	296,008
*SBA Communications Corp.	17,210	608,718
Shenandoah Telecommunications Co.	10,925	194,028
#*Sprint Nextel Corp.	440,247	1,871,050
*SureWest Communications	7,920	68,112
*Syniverse Holdings, Inc.	32,300	648,584
Telephone & Data Systems, Inc.	21,600	748,656
Telephone & Data Systems, Inc. Special Shares	23,815	721,118
*tw telecom, inc.	32,592	580,138
*United States Cellular Corp.	16,900	711,152
*USA Mobility, Inc.	12,649	176,327
Verizon Communications, Inc.	489,983	14,155,609
Warwick Valley Telephone Co.	1,175	17,742
#Windstream Corp.	54,633	603,695
*Xeta Corp.	960	3,523

Total Telecommunication Services		56,414,780

Utilities — (2.2%)
*AES Corp.	140,530	1,621,716
AGL Resources, Inc.	15,250	602,527
Allegheny Energy, Inc.	10,318	224,726
ALLETE, Inc.	12,600	459,522
Alliant Energy Corp.	9,000	307,800
Ameren Corp.	19,700	511,412
American Electric Power Co., Inc.	17,900	613,970
American States Water Co.	6,000	223,920
American Water Works Co., Inc.	2,800	60,984
#Aqua America, Inc.	31,700	581,061
Artesian Resources Corp.	2,003	37,937
Atmos Energy Corp.	19,100	564,978
Avista Corp.	19,400	419,622
Black Hills Corp.	13,800	453,882
#*Cadiz, Inc.	2,488	31,025
California Water Service Group	10,221	395,859
*Calpine Corp.	123,728	1,686,413
CenterPoint Energy, Inc.	30,346	435,769
Central Vermont Public Service Corp.	6,462	140,936
CH Energy Group, Inc.	8,000	331,360
Chesapeake Utilities Corp.	3,006	90,541
Cleco Corp.	13,800	378,120

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
# CMS Energy Corp.	35,800	$582,108
Connecticut Water Services, Inc.	4,027	95,400
Consolidated Edison, Inc.	12,219	552,299
Constellation Energy Group, Inc.	5,438	192,233
Delta Natural Gas Co., Inc.	863	25,562
Dominion Resources, Inc.	27,161	1,135,330
DPL, Inc.	9,700	273,346
DTE Energy Co.	15,100	727,367
Duke Energy Corp.	56,214	943,271
Edison International, Inc.	15,800	543,046
*El Paso Electric Co.	15,400	327,250
Empire District Electric Co.	13,000	253,630
Energen Corp.	6,300	307,881
Energy, Inc.	861	9,996
Entergy Corp.	8,980	729,984
EQT Corp.	10,200	443,598
Exelon Corp.	26,819	1,169,040
FirstEnergy Corp.	13,677	517,948
FPL Group, Inc.	18,600	968,130
Great Plains Energy, Inc.	26,479	511,839
Hawaiian Electric Industries, Inc.	18,100	422,635
IDACORP, Inc.	12,000	432,960
Integrys Energy Group, Inc.	14,221	705,504
#ITC Holdings Corp.	9,820	548,251
Laclede Group, Inc.	7,812	266,233
Maine & Maritimes Corp.	402	17,559
MDU Resources Group, Inc.	13,900	294,680
MGE Energy, Inc.	7,880	289,669
Middlesex Water Co.	7,442	134,403
*Mirant Corp.	89,204	1,040,119
National Fuel Gas Co.	6,167	320,807
New Jersey Resources Corp.	9,200	347,116
Nicor, Inc.	10,400	452,504
NiSource, Inc.	21,400	348,820
Northeast Utilities, Inc.	14,500	402,955
Northwest Natural Gas Co.	8,600	407,554
NorthWestern Corp.	12,400	374,728
*NRG Energy, Inc.	56,029	1,354,221
NSTAR	10,200	373,320
NV Energy, Inc.	46,700	583,283
OGE Energy Corp.	15,100	624,838
Oneok, Inc.	8,100	398,034
#Ormat Technologies, Inc.	17,339	552,421
Pennichuck Corp.	2,277	52,986
Pepco Holdings, Inc.	18,800	314,712
PG&E Corp.	17,221	754,280
Piedmont Natural Gas Co.	14,300	393,250
Pinnacle West Capital Corp.	9,300	347,262
PNM Resources, Inc.	29,400	399,546
Portland General Electric Co.	24,400	485,072
PPL Corp.	16,417	406,485
#Progress Energy, Inc.	12,913	515,487
Public Service Enterprise Group, Inc.	83,008	2,667,047
Questar Corp.	41,000	1,965,950
RGC Resources, Inc.	90	2,855
*RRI Energy, Inc.	105,784	430,541
SCANA Corp.	9,500	374,965
Sempra Energy	10,780	530,160
SJW Corp.	9,346	256,828
South Jersey Industries, Inc.	9,625	434,184
Southern Co.	36,779	1,271,082

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Southwest Gas Corp.	15,900	$494,490
Southwest Water Co.	7,600	81,092
TECO Energy, Inc.	33,300	563,769
UGI Corp.	20,746	570,308
UIL Holdings Corp.	10,412	302,260
Unisource Energy Corp.	12,324	410,636
Unitil Corp.	4,906	108,324
Vectren Corp.	17,600	440,176
Westar Energy, Inc.	22,900	542,501
WGL Holdings, Inc.	11,000	393,140
Wisconsin Energy Corp.	9,000	472,590
#Xcel Energy, Inc.	20,500	445,875
York Water Co.	3,657	50,284

Total Utilities		47,654,089

TOTAL COMMON STOCKS		1,924,407,319

RIGHTS/WARRANTS — (0.0%)
—*Bank of Florida Corp. Rights 05/21/10	4,050	850

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $4,925,000 FNMA 1.213%(v), 11/25/39, valued at $4,238,769) to be repurchased at $4,174,066	$4,174	4,174,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.4%)
§@DFA Short Term Investment Fund	257,956,317	257,956,317
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $11,428,997 FNMA 7.000%, maturities ranging from 04/01/37 to 09/01/37 & U.S. Treasury Note 4.625%, 12/31/11, valued at $8,770,308) to be repurchased at $8,577,230	$8,577	8,577,103
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $11,505,000 FNMA 6.000%, 12/01/36, valued at $5,723,486) to be repurchased at $5,556,262	5,556	5,556,169

TOTAL SECURITIES LENDING COLLATERAL		272,089,589

TOTAL INVESTMENTS — (100.0%) (Cost $1,848,941,591)		$2,200,671,758

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (81.7%)
Consumer Discretionary — (15.5%)
*1-800-FLOWERS.COM, Inc.	60,839	$174,000
*4Kids Entertainment, Inc.	241,319	260,625
*99 Cents Only Stores	186,102	2,888,303
#Aaron’s, Inc.	173,100	3,906,867
Aaron’s, Inc. Class A	23,212	436,734
*AC Moore Arts & Crafts, Inc.	218,047	889,632
Acme United Corp.	7,700	87,780
*AFC Enterprises, Inc.	66,099	721,140
*AH Belo Corp.	50,660	430,610
*Aldila, Inc.	71,403	436,272
*Alloy, Inc.	37,874	293,524
Ambassadors Group, Inc.	43,244	524,982
Amcon Distributing Co.	2,269	114,017
*American Apparel, Inc.	173,846	533,707
#*American Axle & Manufacturing Holdings, Inc.	193,246	2,079,327
*American Biltrite, Inc.	3,955	12,597
#American Greetings Corp. Class A	50,900	1,250,104
#*American Public Education, Inc.	50,671	2,145,917
*America’s Car-Mart, Inc.	30,685	777,251
*Amerigon, Inc.	60,291	591,455
Ameristar Casinos, Inc.	149,623	2,817,401
#*AnnTaylor Stores Corp.	162,075	3,517,028
*ante4, Inc.	13,243	43,172
#Arbitron, Inc.	82,399	2,538,713
#*Arctic Cat, Inc.	43,481	641,345
Ark Restaurants Corp.	15,767	221,526
#*ArvinMeritor, Inc.	248,693	3,809,977
*Asbury Automotive Group, Inc.	162,017	2,519,364
*Ascent Media Corp.	10,947	323,155
*Atrinsic, Inc.	132,564	129,913
*Audiovox Corp. Class A	171,582	1,597,428
*Bakers Footwear Group, Inc.	24,144	66,879
*Ballantyne Strong, Inc.	34,875	268,538
#Barnes & Noble, Inc.	152,416	3,359,249
*Bassett Furniture Industries, Inc.	171,798	1,029,070
*Beasley Broadcast Group, Inc.	72,753	427,788
#*Beazer Homes USA, Inc.	149,319	981,026
bebe stores, inc.	232,636	1,916,921
Belo Corp.	246,099	2,133,678
*Benihana, Inc.	5,351	36,868
Big 5 Sporting Goods Corp.	53,874	913,164
*Biglari Holdings, Inc.	5,179	2,026,284
#*BJ’s Restaurants, Inc.	98,114	2,367,491
#*Blockbuster, Inc. Class A	1,039,439	387,191
*Blue Nile, Inc.	34,200	1,846,458
*Bluegreen Corp.	83,365	506,026
Blyth, Inc.	20,310	1,170,668
Bob Evans Farms, Inc.	96,838	2,995,199
*Bon-Ton Stores, Inc. (The)	129,659	2,219,762
Books-A-Million, Inc.	36,137	267,414
*Borders Group, Inc.	138,476	351,729
Bowl America, Inc. Class A	6,628	86,495
*Boyd Gaming Corp.	191,004	2,425,751
Brinker International, Inc.	204,506	3,787,451
*Brink’s Home Security Holdings, Inc.	105,271	4,415,066
*Broadview Institute, Inc.	200	635
*Brookfield Homes Corp.	72,095	808,185
Brown Shoe Co., Inc.	224,000	4,211,200

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Brunswick Corp.	221,064	$4,620,238
#Buckle, Inc.	124,650	4,509,837
#*Buffalo Wild Wings, Inc.	43,243	1,787,666
*Build-A-Bear-Workshop, Inc.	50,049	478,468
#*Cabela’s, Inc.	180,626	3,280,168
*Cache, Inc.	39,859	272,237
*California Coastal Communities, Inc.	132,938	147,561
#*California Pizza Kitchen, Inc.	65,530	1,343,365
#Callaway Golf Co.	199,200	1,870,488
*Cambium Learning Group, Inc.	46,165	228,517
*Canterbury Park Holding Corp.	10,475	84,114
#*Capella Education Co.	45,293	4,104,452
*Caribou Coffee Co., Inc.	47,580	421,083
*Carmike Cinemas, Inc.	179,675	3,014,946
*Carriage Services, Inc.	156,834	779,465
*Carrols Restaurant Group, Inc.	86,324	646,567
*Carter’s, Inc.	130,594	4,207,739
*Casual Male Retail Group, Inc.	127,358	520,894
Cato Corp. Class A	72,850	1,730,188
*CavCO Industries, Inc.	18,266	715,479
*CEC Entertainment, Inc.	86,216	3,366,735
*Charles & Colvard, Ltd.	54,978	136,895
*Charming Shoppes, Inc.	311,669	1,760,930
#*Cheesecake Factory, Inc.	163,000	4,428,710
#Cherokee, Inc.	20,166	412,193
#*Children’s Place Retail Stores, Inc. (The)	74,463	3,411,895
Christopher & Banks Corp.	97,148	951,079
*Chromcraft Revington, Inc.	22,839	63,949
Churchill Downs, Inc.	39,193	1,502,268
Cinemark Holdings, Inc.	242,757	4,432,743
*Citi Trends, Inc.	39,643	1,329,626
CKE Restaurants, Inc.	129,100	1,593,094
*CKX, Inc.	37,731	221,858
*Coachmen Industries, Inc.	281,012	347,050
*Coast Distribution System, Inc.	46,830	206,286
*Cobra Electronics Corp.	400	1,124
#*Coinstar, Inc.	77,816	3,451,918
*Coldwater Creek, Inc.	210,326	1,489,108
*Collective Brands, Inc.	173,771	4,074,930
Collectors Universe, Inc.	60,699	854,035
#Columbia Sportswear Co.	80,659	4,479,801
*Comstock Homebuilding Companies, Inc.	4,766	12,725
*Concord Camera Corp.	113,476	453,905
#*Conn’s, Inc.	66,784	636,452
Cooper Tire & Rubber Co.	234,201	4,969,745
*Core-Mark Holding Co., Inc.	28,631	873,818
#*Corinthian Colleges, Inc.	206,637	3,227,670
*Cosi, Inc.	4,600	5,796
*Cost Plus, Inc.	82,825	449,740
CPI Corp.	16,661	442,016
Cracker Barrel Old Country Store, Inc.	61,874	3,054,719
*Craftmade International, Inc.	15,198	82,449
#*Crocs, Inc.	214,135	2,068,544
#*Crown Media Holdings, Inc.	54,717	99,038
CSS Industries, Inc.	28,400	568,568
*Culp, Inc.	34,401	410,748
*Cumulus Media, Inc.	854,071	4,167,866
*Cybex International, Inc.	400	616
*Daily Journal Corp.	200	14,305
*Dana Holding Corp.	334,223	4,465,219
#*Deckers Outdoor Corp.	35,900	5,046,822

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Decorator Industries, Inc.	19,872	$38,154
*dELiA*s, Inc.	28,201	49,352
*Delta Apparel, Inc.	14,180	238,082
*Destination Maternity Corp.	14,413	455,451
Dillard’s, Inc.	167,616	4,706,657
*DineEquity, Inc.	63,288	2,603,035
*Dixie Group, Inc.	114,811	562,574
*Dolan Media Co.	72,236	858,886
*Domino’s Pizza, Inc.	158,784	2,446,861
*Dorman Products, Inc.	45,700	1,158,495
#Dover Downs Gaming & Entertainment, Inc.	43,715	171,800
Dover Motorsports, Inc.	58,912	129,606
#*Dress Barn, Inc. (The)	162,368	4,494,346
*Drew Industries, Inc.	52,600	1,349,190
*Drugstore.Com, Inc.	263,697	965,131
#*DSW, Inc.	44,600	1,346,920
*Duckwall-ALCO Stores, Inc.	4,953	83,210
#*Eastman Kodak Co.	629,473	3,852,375
*EDCI Holdings, Inc.	20,657	66,206
Educational Development Corp.	13,504	83,995
*Einstein Noah Restaurant Group, Inc.	40,403	524,431
*ELXSI Corp.	1,800	2,610
Emerson Radio Corp.	210,200	441,420
*Emmis Communications Corp. Class A	89,399	207,406
*Empire Resorts, Inc.	86,919	165,146
*Entercom Communications Corp.	93,000	1,354,080
*Entravision Communications Corp.	181,517	582,670
*Escalade, Inc.	41,465	156,323
Ethan Allen Interiors, Inc.	91,334	1,844,947
*Ever-Glory International Group, Inc.	1,580	4,740
*EW Scripps Co.	100,071	1,094,777
*Exide Technologies	173,723	1,031,915
*Famous Dave’s of America, Inc.	23,064	216,340
*Federal Mogul Corp.	137,342	2,612,245
*Federal Screw Works	1,562	4,803
Finish Line, Inc. Class A	185,010	2,980,511
*Fisher Communications, Inc.	19,557	294,137
*Flanigan’s Enterprises, Inc.	5,680	38,056
Flexsteel Industries, Inc.	16,169	226,528
Foot Locker, Inc.	4,257	65,345
*Footstar, Inc.	22,800	8,892
*Fossil, Inc.	108,557	4,222,867
*Frederick’s of Hollywood Group, Inc.	3,755	4,093
Fred’s, Inc.	107,150	1,488,314
Frisch’s Restaurants, Inc.	22,210	486,621
#*Fuel Systems Solutions, Inc.	43,201	1,359,535
*Full House Resorts, Inc.	22,227	69,348
*Furniture Brands International, Inc.	175,356	1,451,948
Gaiam, Inc.	32,286	292,511
*GameTech International, Inc.	12,400	25,420
Gaming Partners International Corp.	8,234	64,802
*Gander Mountain Co.	87,108	446,864
#*Gaylord Entertainment Co.	123,435	4,165,931
*Genesco, Inc.	66,700	2,220,443
*G-III Apparel Group, Ltd.	50,139	1,433,975
*Global Traffic Network, Inc.	10,644	64,609
*Golfsmith International Holdings, Inc.	1,318	6,023
*Gray Television, Inc.	93,363	350,111
*Gray Television, Inc. Class A	27,139	99,600
*Great Wolf Resorts, Inc.	227,308	729,659
*Group 1 Automotive, Inc.	86,634	2,689,986

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Gymboree Corp.	83,700	$4,112,181
*Hallwood Group, Inc.	1,056	53,127
*Hampshire Group, Ltd.	8,000	44,400
*Harman International Industries, Inc.	96,845	3,823,441
*Harris Interactive, Inc.	1,008,708	1,361,756
Harte-Hanks, Inc.	152,290	2,192,976
*Hastings Entertainment, Inc.	44,803	259,857
Haverty Furniture Cos., Inc.	47,300	770,990
Haverty Furniture Cos., Inc. Class A	2,200	36,498
*Hawk Corp.	21,800	504,452
*Heelys, Inc.	25,882	71,176
*Helen of Troy, Ltd.	82,411	2,225,921
#*hhgregg, Inc.	97,291	2,785,441
#*Hibbett Sporting Goods, Inc.	84,355	2,319,762
Hillenbrand, Inc.	160,339	3,941,133
Hooker Furniture Corp.	35,588	560,867
*Hot Topic, Inc.	101,738	777,278
#*Hovnanian Enterprises, Inc.	155,569	1,106,096
*HSN, Inc.	135,427	4,080,416
*Iconix Brand Group, Inc.	193,043	3,331,922
*Image Entertainment, Inc.	69,502	12,510
*Infosonics Corp.	41,850	30,132
*Insignia Systems, Inc.	16,051	115,246
International Speedway Corp.	66,726	2,039,147
*Interval Leisure Group, Inc.	147,689	2,184,320
#*iRobot Corp.	62,639	1,264,055
*Isle of Capri Casinos, Inc.	36,900	401,841
*J. Alexander’s Corp.	16,782	76,526
*Jack in the Box, Inc.	139,331	3,277,065
#*Jackson Hewitt Tax Service, Inc.	63,357	107,073
*Jaclyn, Inc.	2,235	15,030
*JAKKS Pacific, Inc.	69,875	1,068,389
*Jamba, Inc.	131,828	469,308
Jarden Corp.	88,487	2,842,202
*Jo-Ann Stores, Inc.	90,254	3,982,006
*Johnson Outdoors, Inc.	13,537	172,055
Jones Apparel Group, Inc.	198,408	4,317,358
#*Jos. A. Bank Clothiers, Inc.	50,250	3,058,215
*Journal Communications, Inc.	191,973	1,088,487
#*K12, Inc.	81,259	1,923,401
#KB Home	205,032	3,799,243
*Kenneth Cole Productions, Inc. Class A	22,449	279,715
*Kid Brands, Inc.	208,708	2,080,819
*Kirkland’s, Inc.	53,176	1,184,230
*Knology, Inc.	96,293	1,264,327
*Kona Grill, Inc.	864	3,646
—Koss Corp.	22,904	128,720
*Krispy Kreme Doughnuts, Inc.	161,821	598,738
KSW, Inc.	19,682	71,446
*K-Swiss, Inc. Class A	66,893	832,149
Lacrosse Footwear, Inc.	28,328	506,505
*Lakeland Industries, Inc.	13,418	118,078
*Lakes Entertainment, Inc.	27,650	62,212
*Landry’s Restaurants, Inc.	58,000	1,339,220
—*Lazare Kaplan International, Inc.	9,600	24,000
*La-Z-Boy, Inc.	181,740	2,369,890
*Leapfrog Enterprises, Inc.	99,637	681,517
—*Lear Corp.	84,700	—
*Learning Tree International, Inc.	42,681	674,787
*Lee Enterprises, Inc.	508,131	1,920,735
Lennar Corp. Class B Voting	2,592	42,768

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Liberty Media Corp. Capital Series A	304,050	$13,460,294
*Liberty Media Corp. Capital Series B	1,993	82,002
#*Life Time Fitness, Inc.	99,392	3,653,650
*Lifetime Brands, Inc.	54,658	792,541
*LIN TV Corp.	160,116	1,157,639
*Lincoln Educational Services Corp.	69,137	1,725,660
*Lithia Motors, Inc.	162,170	1,294,117
*Live Nation Entertainment, Inc.	180,926	2,838,729
#*Liz Claiborne, Inc.	227,603	1,989,250
*LodgeNet Interactive Corp.	56,164	370,682
*Luby’s, Inc.	262,462	1,070,845
*Lumber Liquidators Holdings, Inc.	67,746	2,063,543
*M/I Homes, Inc.	46,300	722,280
Mac-Gray Corp.	30,344	353,508
*Maidenform Brands, Inc.	62,667	1,430,061
Marcus Corp.	58,300	749,155
*Marine Products Corp.	101,173	718,328
*MarineMax, Inc.	77,803	867,503
#*Martha Stewart Living Omnimedia, Inc.	64,423	430,346
#Matthews International Corp. Class A	90,967	3,183,845
*MAXXAM, Inc.	253	471,212
*McClatchy Co. (The)	143,200	780,440
*McCormick & Schmick’s Seafood Restaurants, Inc.	40,058	396,975
McRae Industries, Inc. Class A	2,500	28,088
MDC Holdings, Inc.	113,326	4,340,386
*Meade Instruments Corp.	18,323	69,811
*Media General, Inc.	80,211	1,014,669
*Mediacom Communications Corp.	110,122	729,008
Men’s Wearhouse, Inc. (The)	130,732	3,089,197
Meredith Corp.	86,900	3,122,317
*Meritage Homes Corp.	76,249	1,813,201
*Midas, Inc.	36,791	423,464
*Modine Manufacturing Co.	166,477	2,332,343
*Monarch Casino & Resort, Inc.	34,785	404,202
Monro Muffler Brake, Inc.	58,634	2,102,615
*Morgan’s Foods, Inc.	800	3,396
*Morgans Hotel Group Co.	68,177	577,459
*Morton’s Restaurant Group, Inc.	63,710	386,083
*Motorcar Parts of America, Inc.	10,335	64,180
*Movado Group, Inc.	53,700	666,417
*MTR Gaming Group, Inc.	58,825	119,415
*Multimedia Games, Inc.	224,234	1,024,749
*Nathan’s Famous, Inc.	18,305	287,022
National CineMedia, Inc.	110,333	2,100,740
National Presto Industries, Inc.	14,719	1,648,086
*Nautilus, Inc.	231,922	793,173
*Navarre Corp.	80,210	172,452
*New Frontier Media, Inc.	3,200	6,304
*New York & Co., Inc.	136,000	835,040
#*New York Times Co. Class A (The)	383,977	3,809,052
*Nexstar Broadcasting Group, Inc.	19,725	131,763
*Nobel Learning Communities, Inc.	16,425	114,154
*Nobility Homes, Inc.	13,683	140,251
#Nutri/System, Inc.	74,247	1,435,195
*O’Charley’s, Inc.	70,818	676,312
*Office Depot, Inc.	478,875	3,285,082
*OfficeMax, Inc.	203,118	3,859,242
*Orbitz Worldwide, Inc.	234,358	1,544,419
#*Orient-Express Hotels, Ltd.	217,300	2,966,145
#*Orleans Homebuilders, Inc.	167,606	35,197
*Outdoor Channel Holdings, Inc.	48,546	335,453

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Overstock.com, Inc.	54,800	$1,013,800
Oxford Industries, Inc.	94,121	2,032,072
*P & F Industries, Inc. Class A	9,766	24,415
#*P.F. Chang’s China Bistro, Inc.	65,836	2,873,083
*Pacific Sunwear of California, Inc.	158,686	802,951
*Palm Harbor Homes, Inc.	248,508	720,673
*Papa John’s International, Inc.	86,762	2,377,279
#*Peet’s Coffee & Tea, Inc.	37,657	1,491,970
#*Penske Automotive Group, Inc.	219,907	3,294,207
Pep Boys—Manny, Moe & Jack (The)	188,286	2,359,224
*Perfumania Holdings, Inc.	2,175	18,509
*Perry Ellis International, Inc.	72,977	1,760,935
#PetMed Express, Inc.	65,365	1,447,181
*Phoenix Footwear Group, Inc.	125,161	86,361
*Pier 1 Imports, Inc.	682,993	5,655,182
*Pinnacle Entertainment, Inc.	120,400	1,629,012
*Playboy Enterprises, Inc. Class A	1,239	5,749
*Playboy Enterprises, Inc. Class B	68,621	286,836
*Point.360	4,284	8,182
#Polaris Industries, Inc.	124,600	7,372,582
#Pool Corp.	117,505	2,882,398
#*Pre-Paid Legal Services, Inc.	39,650	1,763,236
Primedia, Inc.	196,673	686,389
*Princeton Review, Inc.	143,936	450,520
*Q.E.P. Co., Inc.	10,314	136,660
*Quantum Fuel Systems Technologies Worldwide, Inc.	125,796	88,183
*Quiksilver, Inc.	337,518	1,798,971
*Radio One, Inc.	1,068,442	5,384,948
RadioShack Corp.	25,493	549,374
#*Raser Technologies, Inc.	85,097	68,622
*RC2 Corp.	97,176	1,785,123
*RCN Corp.	128,631	1,888,303
*Reading International, Inc. Class A	23,403	97,591
*Reading International, Inc. Class B	2,710	21,409
*Red Lion Hotels Corp.	58,900	449,996
*Red Robin Gourmet Burgers, Inc.	35,776	873,292
*Regent Communications, Inc.	560,103	70,013
#Regis Corp.	147,679	2,823,622
*Rent-A-Center, Inc.	158,445	4,091,050
*Rentrak Corp.	31,013	678,564
*Retail Ventures, Inc.	126,410	1,367,756
*Rex Stores Corp.	22,800	391,248
RG Barry Corp.	28,547	293,749
#*RHI Entertainment, Inc.	1,100	365
*Rick’s Cabaret International, Inc.	25,354	313,629
#*Riviera Holdings Corp.	10,000	3,700
*Rockford Corp.	25,270	37,905
*Rocky Brands, Inc.	100,770	990,569
*Rubio’s Restaurants, Inc.	16,295	131,175
#*Ruby Tuesday, Inc.	191,652	2,144,586
*Ruth’s Hospitality Group, Inc.	83,974	455,979
#Ryland Group, Inc.	105,236	2,397,276
*Saga Communications, Inc.	14,957	412,065
*Saks, Inc.	385,505	3,758,674
*Salem Communications Corp.	141,441	643,557
*Sally Beauty Holdings, Inc.	445,683	4,256,273
Scholastic Corp.	114,133	3,082,732
*Scientific Games Corp.	195,748	2,879,453
*Sealy Corp.	246,800	923,032
*Select Comfort Corp.	129,939	1,470,909
Service Corp. International	393,338	3,532,175

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Shiloh Industries, Inc.	222,539	$1,809,242
*Shoe Carnival, Inc.	31,379	867,943
*Shuffle Master, Inc.	128,655	1,235,088
*Shutterfly, Inc.	62,136	1,462,060
*Silverleaf Resorts, Inc.	13,823	20,734
*Sinclair Broadcast Group, Inc. Class A	477,686	3,291,257
*Skechers U.S.A., Inc. Class A	80,900	3,102,515
Skyline Corp.	48,720	1,135,663
*Smith & Wesson Holding Corp.	124,878	555,707
Sonesta International Hotels Corp. Class A	1,612	23,052
*Sonic Automotive, Inc.	96,300	1,028,484
*Sonic Corp.	134,313	1,572,805
#Sotheby’s Class A	157,872	5,272,925
*Spanish Broadcasting System, Inc.	466,076	796,990
Spartan Motors, Inc.	78,907	486,856
*Spectrum Group International, Inc.	91,217	189,275
Speedway Motorsports, Inc.	101,330	1,646,612
*Sport Chalet, Inc. Class A	28,974	88,371
*Sport Chalet, Inc. Class B	4,108	13,885
Sport Supply Group, Inc.	38,600	517,626
*Sport-Haley, Inc.	2,900	4,104
*Sports Club Co., Inc. (The)	19,000	7,695
Stage Stores, Inc.	136,983	2,088,991
Standard Motor Products, Inc.	154,240	1,644,198
*Standard Pacific Corp.	254,186	1,629,332
*Stanley Furniture, Inc.	23,503	231,975
*Star Buffet, Inc.	2,700	7,898
*Stein Mart, Inc.	111,529	1,057,295
*Steiner Leisure, Ltd.	36,190	1,696,225
*Steinway Musical Instruments, Inc.	24,318	465,933
*Steven Madden, Ltd.	52,200	3,025,512
Stewart Enterprises, Inc.	247,399	1,677,365
*Stoneridge, Inc.	99,832	1,077,187
*Strattec Security Corp.	11,272	304,569
#Sturm Ruger & Co., Inc.	60,400	1,008,076
#Superior Industries International, Inc.	96,004	1,618,627
*Syms Corp.	33,801	307,927
Systemax, Inc.	103,968	2,415,177
#*Talbots, Inc.	132,071	2,172,568
*Tandy Brands Accessories, Inc.	14,700	59,388
*Tandy Leather Factory, Inc.	200	908
*Tempur-Pedic International, Inc.	161,981	5,458,760
*Tenneco, Inc.	142,425	3,670,292
#*Texas Roadhouse, Inc.	169,628	2,507,102
Thor Industries, Inc.	121,991	4,356,299
*Timberland Co. Class A	149,530	3,214,895
*Town Sports International Holdings, Inc.	78,479	295,866
#Tractor Supply Co.	63,880	4,290,820
*Trans World Entertainment Corp.	481,632	1,122,203
#*True Religion Apparel, Inc.	63,307	1,978,344
*TRW Automotive Holdings Corp.	118,776	3,825,775
*Tuesday Morning Corp.	169,405	957,138
*Ulta Salon Cosmetics & Fragrance, Inc.	149,952	3,466,890
#*Under Armour, Inc. Class A	90,420	3,051,675
#*Unifi, Inc.	440,534	1,687,245
UniFirst Corp.	39,026	1,907,201
*Universal Electronics, Inc.	40,253	854,169
*Universal Technical Institute, Inc.	62,720	1,502,771
*US Auto Parts Network, Inc.	62,178	584,473
#*Vail Resorts, Inc.	85,015	3,880,085
*Valassis Communications, Inc.	117,894	3,853,955

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Value Line, Inc.	27,212	$590,773
*Valuevision Media, Inc.	273,801	843,307
*VCG Holding Corp.	30,155	59,405
#*Volcom, Inc.	56,314	1,342,526
*WABCO Holdings, Inc.	140,934	4,677,599
*Walking Co. Holdings, Inc. (The)	3,061	7,117
*Warner Music Group Corp.	411,543	2,819,070
*Waxman Industries, Inc.	600	2,370
*Wells-Gardner Electronics Corp.	33,126	71,883
*West Marine, Inc.	149,009	1,783,638
*Wet Seal, Inc. (The)	262,993	1,243,957
#Weyco Group, Inc.	50,160	1,225,910
*Williams Controls, Inc.	10,571	96,725
*Winmark Corp.	23,199	648,876
*Winnebago Industries, Inc.	66,830	1,111,383
#*WisdomTree Investments, Inc.	4,500	12,870
Wolverine World Wide, Inc.	146,900	4,496,609
World Wrestling Entertainment, Inc.	67,000	1,222,750
#*Xanadoo Co.	170	102,000
*Zale Corp.	7,500	24,450
#*Zumiez, Inc.	107,428	1,993,864

Total Consumer Discretionary		626,912,662

Consumer Staples — (2.7%)
Alico, Inc.	20,330	542,404
#*Alliance One International, Inc.	320,716	1,632,444
*American Italian Pasta Co.	58,059	2,277,655
Andersons, Inc. (The)	50,510	1,825,431
Arden Group, Inc. Class A	3,436	348,754
B&G Foods, Inc.	126,677	1,308,573
*Boston Beer Co., Inc. Class A	26,900	1,533,569
Bridgford Foods Corp.	5,451	69,882
*Cagle’s, Inc. Class A	13,112	81,950
#Calavo Growers, Inc.	41,933	727,118
#Cal-Maine Foods, Inc.	59,265	1,978,266
Casey’s General Stores, Inc.	137,677	5,318,463
CCA Industries, Inc.	16,764	93,375
*Central Garden & Pet Co.	70,866	795,825
*Central Garden & Pet Co. Class A	174,462	1,802,192
*Chiquita Brands International, Inc.	130,396	1,961,156
Coca-Cola Bottling Co.	32,377	1,783,325
#*Coffee Holding Co., Inc.	12,300	63,837
*Craft Brewers Alliance, Inc.	21,445	53,612
*Darling International, Inc.	221,100	2,098,239
#Diamond Foods, Inc.	52,476	2,241,250
*Diedrich Coffee, Inc.	20,802	723,078
*Elizabeth Arden, Inc.	78,200	1,424,022
Farmer Brothers Co.	35,365	661,679
*Fresh Del Monte Produce, Inc.	152,664	3,186,098
*Glacier Water Services, Inc.	3,500	120,575
Golden Enterprises, Inc.	33,756	116,458
#*Great Atlantic & Pacific Tea Co.	134,168	1,080,052
Griffin Land & Nurseries, Inc. Class A	21,316	623,493
*Hain Celestial Group, Inc.	107,495	2,126,251
*Harbinger Group, Inc.	29,792	199,308
*HQ Sustainable Maritime Industries, Inc.	29,341	166,950
*IGI Labratories, Inc.	934	873
Imperial Sugar Co.	31,821	510,091
Ingles Markets, Inc.	34,159	547,569
Inter Parfums, Inc.	82,622	1,427,708
J & J Snack Foods Corp.	50,617	2,358,246

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*John B. Sanfilippo & Son, Inc.	67,512	$1,014,705
*Katy Industries, Inc.	11,399	20,518
Lancaster Colony Corp.	86,132	4,734,676
Lance, Inc.	84,474	1,958,107
#*Lifeway Foods, Inc.	53,714	591,928
Mannatech, Inc.	53,841	207,826
*Medifast, Inc.	36,938	1,179,061
*MGP Ingredients, Inc.	41,780	324,631
Nash-Finch Co.	35,040	1,227,101
National Beverage Corp.	126,279	1,464,836
*Natural Alternatives International, Inc.	20,009	151,468
*Nature’s Sunshine Products, Inc.	35,884	484,075
Nu Skin Enterprises, Inc. Class A	180,500	5,425,830
*Nutraceutical International Corp.	24,396	377,406
Oil-Dri Corp. of America	22,055	452,128
*Omega Protein Corp.	48,723	260,668
*Orchids Paper Products Co.	22,317	330,515
*Overhill Farms, Inc.	41,027	248,624
*Pantry, Inc.	40,200	635,964
*Parlux Fragrances, Inc.	60,346	124,313
*PC Group, Inc.	33,567	23,497
*Physicians Formula Holdings, Inc.	28,145	84,998
*Pilgrim’s Pride Corp.	118,500	1,381,710
*Pizza Inn, Inc.	8,932	17,864
*Prestige Brands Holdings, Inc.	162,939	1,587,026
PriceSmart, Inc.	79,468	1,977,164
*Reddy Ice Holdings, Inc.	56,025	237,546
Reliv’ International, Inc.	29,422	85,324
*Revlon, Inc.	116,250	2,036,700
Rocky Mountain Chocolate Factory, Inc.	8,084	76,960
#Ruddick Corp.	127,092	4,491,431
Sanderson Farms, Inc.	54,500	3,088,515
*Scheid Vineyards, Inc.	440	6,890
Schiff Nutrition International, Inc.	42,663	302,481
*Seneca Foods Corp.	16,832	552,763
*Seneca Foods Corp. Class B	2,800	91,448
*Smart Balance, Inc.	116,613	775,476
Spartan Stores, Inc.	60,076	906,547
*Star Scientific, Inc.	298,495	549,231
Stephan Co. (The)	3,400	9,248
*Susser Holdings Corp.	28,940	311,684
Tasty Baking Co.	123,937	930,767
*Tofutti Brands, Inc.	19,440	35,770
#Tootsie Roll Industries, Inc.	107,466	2,858,596
#*TreeHouse Foods, Inc.	77,276	3,268,002
*United Natural Foods, Inc.	109,313	3,354,816
United-Guardian, Inc.	7,500	93,600
#Universal Corp.	69,300	3,588,354
*USANA Health Sciences, Inc.	51,660	1,872,675
#Vector Group, Ltd.	174,596	2,861,628
Village Super Market, Inc.	30,806	828,989
WD-40 Co.	46,789	1,648,376
Weis Markets, Inc.	71,503	2,665,632
*Winn-Dixie Stores, Inc.	120,398	1,518,219

Total Consumer Staples		109,144,078

Energy — (4.5%)
*Abraxas Petroleum Corp.	118,900	342,432
Adams Resources & Energy, Inc.	16,018	302,900
#*Allis-Chalmers Energy, Inc.	317,387	1,279,070
#Alon USA Energy, Inc.	141,186	1,032,070

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*American Oil & Gas, Inc.	144,105	$1,037,556
*Approach Resources, Inc.	45,532	407,511
*Arena Resources, Inc.	90,900	3,356,937
*Atlas Energy, Inc.	85,765	3,094,401
*ATP Oil & Gas Corp.	153,347	2,800,116
*Barnwell Industries, Inc.	22,706	99,906
*Basic Energy Services, Inc.	99,103	1,011,842
#Berry Petroleum Corp. Class A	127,509	4,127,466
*Bill Barrett Corp.	109,100	3,718,128
*BioFuel Energy Corp.	52,081	136,452
*Bolt Technology Corp.	25,100	277,857
*Boots & Coots, Inc.	190,500	558,165
#*BPZ Resources, Inc.	292,805	1,938,369
*Brigham Exploration Co.	247,502	4,828,764
*Bristow Group, Inc.	94,336	3,651,747
*Bronco Drilling Co., Inc.	97,980	468,344
*Cal Dive International, Inc.	249,831	1,638,891
*Callon Petroleum Co.	77,569	470,844
#CARBO Ceramics, Inc.	66,655	4,882,479
#*Carrizo Oil & Gas, Inc.	74,596	1,636,636
*Cheniere Energy, Inc.	134,413	557,814
*Clayton Williams Energy, Inc.	31,976	1,485,605
*Clean Energy Fuels Corp.	149,809	2,639,635
*Complete Production Services, Inc.	209,521	3,161,672
*Contango Oil & Gas Co.	43,550	2,390,895
*CREDO Petroleum Corp.	21,378	207,367
*Crosstex Energy, Inc.	206,582	1,865,435
*CVR Energy, Inc.	198,356	1,684,042
*Dawson Geophysical Co.	20,568	602,437
Delek US Holdings, Inc.	108,000	757,080
#*Delta Petroleum Corp.	590,451	909,295
*DHT Holdings, Inc.	6,323	29,845
*Double Eagle Petroleum Co.	17,193	81,667
*Energy Partners, Ltd.	74,702	1,021,176
*ENGlobal Corp.	79,900	283,645
*Evolution Petroleum Corp.	65,165	389,687
#*Exterran Holdings, Inc.	150,000	4,372,500
*FieldPoint Petroleum Corp.	10,239	25,905
#Frontier Oil Corp.	261,717	3,978,098
*FX Energy, Inc.	108,998	469,781
General Maritime Corp.	157,234	1,275,168
*Geokinetics, Inc.	23,526	205,617
*GeoMet, Inc.	151,509	204,537
*GeoResources, Inc.	52,809	906,202
*Global Industries, Ltd.	260,267	1,743,789
#*GMX Resources, Inc.	71,765	574,838
#*Goodrich Petroleum Corp.	89,800	1,520,314
#*Green Plains Renewable Energy, Inc.	84,424	1,159,142
#*GreenHunter Energy, Inc.	2,286	2,995
Gulf Island Fabrication, Inc.	37,151	890,509
*Gulfmark Offshore, Inc. .	62,114	2,141,070
*Gulfport Energy Corp.	115,271	1,440,888
*Harvest Natural Resources, Inc.	107,300	947,459
*Helix Energy Solutions Group, Inc.	249,693	3,640,524
*Hercules Offshore, Inc.	275,119	1,089,471
*HKN, Inc.	57,493	177,078
#Holly Corp.	120,923	3,264,921
#*Hornbeck Offshore Services, Inc.	69,700	1,705,559
Houston American Energy Corp.	92,016	1,205,410
*International Coal Group, Inc.	454,621	2,395,853
*ION Geophysical Corp.	287,650	1,728,776

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*James River Coal Co.	66,097	$1,243,946
*Key Energy Services, Inc.	310,858	3,375,918
*Kodiak Oil & Gas Corp.	297,243	1,183,027
Lufkin Industries, Inc.	40,012	3,406,222
*Magnum Hunter Resources Corp.	63,441	294,366
*Mariner Energy, Inc.	254,423	6,075,621
*Matrix Service Co.	79,194	841,832
#*McMoran Exploration Co.	221,679	2,646,847
*Meridian Resource Corp.	1,816,929	527,091
*Mexco Energy Corp.	2,060	18,973
*Mitcham Industries, Inc.	23,283	170,199
*National Coal Corp.	61,920	32,198
*Natural Gas Services Group, Inc.	28,989	519,773
*Newpark Resources, Inc.	237,600	1,587,168
*Northern Oil & Gas, Inc.	105,339	1,712,812
*OMNI Energy Services Corp.	17,900	59,428
#Overseas Shipholding Group, Inc.	68,939	3,451,086
*OYO Geospace Corp.	14,143	702,907
Panhandle Oil & Gas, Inc.	21,758	543,080
*Parker Drilling Co.	274,247	1,516,586
#*Patriot Coal Corp.	207,694	4,089,495
Penn Virginia Corp.	108,885	2,777,656
*Petroleum Development Corp.	51,933	1,215,752
#*PetroQuest Energy, Inc.	150,296	888,249
*PHI, Inc. Non-Voting	32,500	675,675
*PHI, Inc. Voting	3,608	76,021
*Pioneer Drilling Co.	143,287	1,051,727
*PostRock Energy Corp.	500	4,250
*Pyramid Oil Co.	10,297	54,986
#*Rentech, Inc.	136,833	171,041
*Rex Energy Corp.	117,917	1,568,296
*Rosetta Resources, Inc.	138,914	3,458,959
#*Royale Energy, Inc.	10,018	22,641
RPC, Inc.	277,500	3,787,875
*SEACOR Holdings, Inc.	37,683	3,171,778
*Seahawk Drilling, Inc.	500	8,330
Southern Union Co.	1	19
*Stone Energy Corp.	116,294	1,895,592
*Superior Energy Services, Inc.	156,299	4,229,451
*Superior Well Services, Inc.	73,711	1,068,810
*Swift Energy Corp.	93,800	3,393,684
*Syntroleum Corp.	140,860	318,344
*T-3 Energy Services, Inc.	31,351	932,692
*Tetra Technologies, Inc.	191,180	2,349,602
*TGC Industries, Inc.	45,628	187,986
*Toreador Resources Corp.	59,871	543,030
*Trico Marine Services, Inc.	102,266	335,432
#*Tri-Valley Corp.	60,749	71,684
*Union Drilling, Inc.	107,224	710,895
*Unit Corp.	52,600	2,512,702
*Uranium Energy Corp.	144,902	414,420
*USEC, Inc.	405,363	2,432,178
VAALCO Energy, Inc.	157,200	881,892
*Venoco, Inc.	125,243	1,866,121
#*Verenium Corp.	9,976	41,201
W&T Offshore, Inc.	173,016	1,638,462
*Warren Resources, Inc.	162,041	580,107
#*Western Refining, Inc.	116,035	621,948
*Westmoreland Coal Co.	24,371	342,656
#*Willbros Group, Inc.	71,026	891,376

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#World Fuel Services Corp.	148,460	$4,220,718

Total Energy		183,645,397

Financials — (11.1%)
*1st Constitution Bancorp	1,569	13,100
1st Source Corp.	58,944	1,127,599
21st Century Holding Co.	29,065	106,087
Abington Bancorp, Inc.	48,970	465,705
Access National Corp.	17,671	110,620
Advance America Cash Advance Centers, Inc.	155,451	889,180
*Advanta Corp. Class A	68,012	2,040
*Affirmative Insurance Holdings, Inc.	82,687	382,014
Alliance Bancorp, Inc. of Pennsylvania	2,151	17,918
Alliance Financial Corp.	11,748	352,088
*Altisource Portfolio Solutions SA	46,943	1,134,143
—#*Amcore Financial, Inc.	161,406	127,511
Ameriana Bancorp	2,912	14,647
American Capital, Ltd.	704,796	4,327,447
American Equity Investment Life Holding Co.	209,857	2,207,696
*American Independence Corp.	8,100	45,360
American National Bankshares, Inc.	21,770	472,627
American Physicians Capital, Inc.	40,418	1,351,578
American Physicians Services Group, Inc.	100	2,338
American River Bankshares	6,126	52,745
*American Safety Insurance Holdings, Ltd.	24,945	403,610
*American Spectrum Realty, Inc.	1,926	49,325
#*AmericanWest Bancorporation	187,441	58,107
#*AmeriCredit Corp.	134,201	3,212,772
Ameris Bancorp	37,636	418,889
*AMERISAFE, Inc.	45,320	774,972
*AmeriServe Financial, Inc.	296,358	663,842
AmTrust Financial Services, Inc.	155,333	2,117,189
#*Anchor Bancorp Wisconsin, Inc.	2,800	2,800
Argo Group International Holdings, Ltd.	70,968	2,341,234
Arrow Financial Corp.	35,121	976,364
ASB Financial Corp.	900	10,170
*Asset Acceptance Capital Corp.	104,727	770,791
Asta Funding, Inc.	35,965	278,009
#Astoria Financial Corp.	272,382	4,396,245
*Atlantic American Corp.	21,640	38,952
*Atlantic Southern Financial Group, Inc.	2,100	4,284
Auburn National Bancorporation, Inc.	2,200	44,088
*Avatar Holdings, Inc.	31,009	739,255
*B of I Holding, Inc.	20,283	357,589
Baldwin & Lyons, Inc.	1,200	28,500
Baldwin & Lyons, Inc. Class B	29,641	743,693
BancFirst Corp.	42,644	1,882,306
Bancinsurance Corp.	5,600	35,700
Bancorp Rhode Island, Inc.	10,178	291,803
*Bancorp, Inc.	64,329	570,598
#BancTrust Financial Group, Inc.	33,864	209,618
Bank Mutual Corp.	93,741	667,436
Bank of Commerce Holdings	4,200	21,714
#*Bank of Florida Corp.	75,785	80,332
*Bank of Granite Corp.	2,923	5,174
Bank of Kentucky Financial Corp.	300	5,754
#Bank of the Ozarks, Inc.	45,710	1,758,464
*BankAtlantic Bancorp, Inc.	277,452	726,924
BankFinancial Corp.	66,954	646,776
#Banner Corp.	116,428	660,147
Bar Harbor Bankshares	10,274	302,056

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
BCB Bancorp, Inc.	600	$5,490
*BCSB Bancorp, Inc.	1,200	12,600
Beacon Federal Bancorp, Inc.	2,400	21,120
*Beneficial Mutual Bancorp., Inc.	178,627	1,770,194
*Berkshire Bancorp, Inc.	10,144	58,429
Berkshire Hills Bancorp, Inc.	24,569	515,949
#*BFC Financial Corp.	125,709	93,025
BGC Partners, Inc. Class A	148,870	970,632
*BNCCORP, Inc.	3,900	11,993
#Boston Private Financial Holdings, Inc.	171,627	1,361,002
Bridge Bancorp, Inc.	2,980	69,523
*Broadpoint Gleacher Securities, Inc.	271,146	1,160,505
Brookline Bancorp, Inc.	173,475	1,906,490
Brooklyn Federal Bancorp, Inc.	8,395	62,963
Bryn Mawr Bank Corp.	39,547	726,478
C&F Financial Corp.	739	15,556
*Cadence Financial Corp.	34,705	103,768
Calamos Asset Management, Inc.	53,664	668,117
California First National Bancorp	13,100	171,348
Camco Financial Corp.	9,661	31,978
Camden National Corp.	32,569	1,163,690
Capital Bank Corp.	2,560	12,134
#Capital City Bank Group, Inc.	43,890	772,025
Capital Properties, Inc.	1,300	11,602
—Capital Properties, Inc. Class B	1,300	—
Capital Southwest Corp.	4,549	427,833
CapitalSource, Inc.	743,604	4,439,316
#*Capitol Bancorp, Ltd.	47,377	115,600
Cardinal Financial Corp.	77,586	849,567
*Cardtronics, Inc.	131,400	1,831,716
Carver Bancorp, Inc.	600	4,956
Cascade Financial Corp.	16,389	32,942
Cash America International, Inc.	81,090	3,005,195
Cathay General Bancorp	211,947	2,621,784
Center Bancorp, Inc.	36,516	303,813
*Center Financial Corp.	49,307	332,329
CenterState Banks of Florida, Inc.	30,836	370,957
Central Bancorp, Inc.	2,887	27,224
#*Central Pacific Financial Corp.	83,200	181,376
Central Virginia Bankshares, Inc.	317	865
Centrue Financial Corp.	2,305	8,021
Century Bancorp, Inc. Class A	3,984	77,090
CFS Bancorp, Inc.	186,013	926,345
Charter Financial Corp.	23,869	242,270
Chemical Financial Corp.	67,063	1,589,393
*Chicopee Bancorp, Inc.	8,404	106,983
Citizens Community Bancorp, Inc.	1,095	4,654
#*Citizens First Bancorp, Inc.	164,931	37,934
*Citizens First Corp.	400	3,056
Citizens Holding Co.	1,668	42,134
*Citizens Republic Bancorp, Inc.	199,449	249,311
Citizens South Banking Corp.	700	4,802
#*Citizens, Inc.	118,560	831,106
#City Holding Co.	47,630	1,668,955
CKX Lands, Inc.	3,925	48,081
Clifton Savings Bancorp, Inc.	45,194	443,805
*CNA Surety Corp.	116,831	1,959,256
CNB Financial Corp.	16,352	253,456
CoBiz Financial, Inc.	70,036	500,057
Codorus Valley Bancorp, Inc.	767	6,558
Cohen & Steers, Inc.	112,795	3,053,361

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Colonial Bankshares, Inc.	203	$2,045
Colony Bankcorp, Inc.	10,672	78,759
Columbia Banking System, Inc.	76,037	1,709,312
Comm Bancorp, Inc.	1,132	25,657
Commercial National Financial Corp.	3,800	65,759
Commonwealth Bankshares, Inc.	4,198	18,681
#Community Bank System, Inc.	83,894	2,069,665
*Community Capital Corp.	8,552	37,971
*Community Central Bank Corp.	1,764	5,027
Community Trust Bancorp, Inc.	41,448	1,244,269
*Community West Bancshares	6,650	21,014
*CompuCredit Holdings Corp.	173,929	1,041,835
#*Conseco, Inc.	664,174	3,918,627
Consolidated-Tokoma Land Co.	13,849	473,359
#*Corus Bankshares, Inc.	337,991	18,590
*Cowen Group, Inc.	57,875	312,525
*Cowlitz Bancorporation	187	1,402
*Crawford & Co. Class A	46,910	145,890
*Crawford & Co. Class B	29,920	134,640
*Credit Acceptance Corp.	53,966	2,433,867
*Crescent Financial Corp.	100	368
#CVB Financial Corp.	285,468	3,143,003
Danvers Bancorp, Inc.	52,356	856,021
#*Dearborn Bancorp, Inc.	69,961	217,579
Delphi Financial Group, Inc. Class A	129,475	3,560,562
Diamond Hill Investment Group, Inc.	753	58,764
Dime Community Bancshares, Inc.	99,903	1,273,763
*Dollar Financial Corp.	65,471	1,532,676
Donegal Group, Inc. Class A	53,259	768,527
Donegal Group, Inc. Class B	5,380	95,522
#*Doral Financial Corp.	33,041	178,091
Duff & Phelps Corp.	63,595	998,442
East West Bancorp, Inc.	220,113	4,312,014
Eastern Insurance Holdings, Inc.	18,529	189,922
Eastern Virginia Bankshares, Inc.	500	3,875
ECB Bancorp, Inc.	1,130	18,645
*eHealth, Inc.	58,663	804,270
EMC Insurance Group, Inc.	39,961	969,454
#Employers Holdings, Inc.	112,445	1,853,094
*Encore Bancshares, Inc.	6,800	69,972
*Encore Capital Group, Inc.	61,200	1,408,212
*Enstar Group, Ltd.	31,458	2,080,003
Enterprise Bancorp, Inc.	7,722	95,984
Enterprise Financial Services Corp.	19,792	208,014
Epoch Holding Corp.	7,537	97,378
ESB Financial Corp.	43,205	617,832
ESSA Bancorp, Inc.	34,700	438,261
Evans Bancorp, Inc.	3,011	45,376
Evercore Partners, Inc. Class A	41,800	1,498,112
#*EzCorp, Inc.	123,524	2,558,182
#F.N.B. Corp.	291,218	2,714,152
Farmers Capital Bank Corp.	8,404	70,846
#FBL Financial Group, Inc. Class A	78,617	2,031,463
Federal Agricultural Mortgage Corp.	59,597	1,342,124
Federal Agricultural Mortgage Corp. Class A	2,089	33,716
Fidelity Bancorp, Inc.	1,096	9,585
*Fidelity Southern Corp.	12,671	113,026
Financial Institutions, Inc.	24,063	386,933
*First Acceptance Corp.	13,967	27,794
First Advantage Bancorp	1,500	16,125
First Bancorp (318672102)	199,784	423,542

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
First Bancorp (318910106)	41,331	$674,109
First Bancorp, Inc.	28,120	446,827
*First Bancshares, Inc.	1,345	11,601
First Bancshares, Inc. (The)	600	5,556
*First Bank of Delaware	6,667	12,334
First Busey Corp.	120,586	608,959
First Business Financial Services, Inc.	1,200	12,000
#*First California Financial Group, Inc.	1,970	6,501
*First Cash Financial Services, Inc.	93,362	2,059,566
First Citizens BancShares, Inc.	5,147	1,060,282
First Commonwealth Financial Corp.	227,959	1,493,131
First Community Bancshares, Inc.	41,371	688,827
First Defiance Financial Corp.	40,311	544,198
First Federal Bancshares of Arkansas, Inc.	10,039	34,032
*First Federal of Northern Michigan Bancorp, Inc.	34,974	52,461
First Financial Bancorp	156,130	2,983,644
First Financial Bankshares, Inc.	56,606	3,027,289
First Financial Corp.	34,887	1,016,956
First Financial Holdings, Inc.	37,984	536,334
First Financial Northwest, Inc.	39,778	256,568
First Financial Service Corp.	5,202	44,165
*First Franklin Corp.	700	6,853
*First Investors Financial Services Group, Inc.	5,300	29,733
*First Keystone Financial, Inc.	2,200	29,172
#First M&F Corp.	8,514	38,483
*First Marblehead Corp. (The)	70,982	249,147
#*First Mariner Bancorp, Inc.	22,501	38,252
First Merchants Corp.	56,911	497,402
First Mercury Financial Corp.	45,462	596,007
First Midwest Bancorp, Inc.	199,824	3,037,325
First Niagara Financial Group, Inc.	50,219	698,044
*First Pactrust Bancorp, Inc.	445	3,805
First Place Financial Corp.	161,201	818,901
#*First Regional Bancorp	2,300	161
First Security Group, Inc.	13,734	39,279
#First South Bancorp, Inc.	21,248	296,197
#*First State Bancorporation	161,661	118,013
#First United Corp.	8,919	59,311
Firstbank Corp.	9,682	60,029
*FirstCity Financial Corp.	35,658	259,947
FirstMerit Corp.	91,741	2,155,914
*Flagstar Bancorp, Inc.	1,113,020	706,768
Flagstone Reinsurance Holdings, Ltd.	201,319	2,244,707
Flushing Financial Corp.	78,325	1,066,003
#FNB United Corp.	30,609	54,178
#*Forest City Enterprises, Inc. Class A	117,188	1,810,555
*Forest City Enterprises, Inc. Class B	200	3,114
#*Forestar Group, Inc.	61,615	1,388,802
*Fox Chase Bancorp, Inc.	10,153	113,917
*FPIC Insurance Group, Inc.	36,519	994,047
#*Franklin Credit Holding Corp.	3,100	961
#*Frontier Financial Corp.	1,020	3,641
#Fulton Financial Corp.	405,428	4,256,994
*GAINSCO, Inc.	220	1,925
GAMCo.Investors, Inc.	20,800	957,008
German American Bancorp, Inc.	24,861	395,539
GFI Group, Inc.	259,396	1,789,832
#Glacier Bancorp, Inc.	154,095	2,849,217
Gouverneur Bancorp, Inc.	1,695	12,729
Great Southern Bancorp, Inc.	31,506	768,431
#*Greene Bancshares, Inc.	69,017	872,375

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Greenlight Capital Re, Ltd.	79,597	$2,039,275
GS Financial Corp.	1,313	17,916
*Guaranty Bancorp	197,206	309,613
*Guaranty Federal Bancshares, Inc.	2,800	17,584
*Hallmark Financial Services, Inc.	51,221	599,798
Hampden Bancorp, Inc.	2,617	25,647
#Hampton Roads Bankshares, Inc.	27,277	78,831
Hancock Holding Co.	94,135	3,848,239
#*Hanmi Financial Corp.	136,043	405,408
Harleysville Group, Inc.	86,535	2,770,851
Harleysville Savings Financial Corp.	1,173	17,231
#*Harrington West Financial Group, Inc.	19,645	6,345
*Harris & Harris Group, Inc.	79,012	383,208
Hawthorn Bancshares, Inc.	624	8,231
Heartland Financial USA, Inc.	35,367	675,863
*Heritage Commerce Corp.	30,876	170,436
*Heritage Financial Corp.	22,682	347,261
Heritage Financial Group	200	2,506
HF Financial Corp.	7,650	88,204
*HFF, Inc.	48,417	427,038
*Hilltop Holdings, Inc.	136,142	1,596,946
Hingham Institution for Savings	4,009	148,052
*HMN Financial, Inc.	32,610	210,008
Home Bancshares, Inc.	62,480	1,756,938
Home Federal Bancorp, Inc.	43,561	693,927
*Homeowners Choice, Inc.	4,100	27,921
HopFed Bancorp, Inc.	6,792	91,251
Horace Mann Educators Corp.	141,007	2,426,730
Horizon Bancorp	1,800	39,600
#*Horizon Financial Corp.	41,963	713
*Hudson Valley Holding Corp.	870	21,946
IBERIABANK Corp.	66,563	4,102,943
*Imperial Capital Bancorp, Inc.	80,645	1,613
Independence Holding Co.	71,080	569,351
#Independent Bank Corp. (453836108)	52,333	1,357,518
#Independent Bank Corp. (453838104)	167,557	192,691
Indiana Community Bancorp	5,433	66,554
Infinity Property & Casualty Corp.	50,946	2,350,139
Integra Bank Corp.	227,216	281,748
#*Interactive Brokers Group, Inc.	94,836	1,625,489
*Intergroup Corp. (The)	1,960	30,321
*International Assets Holding Corp.	41,202	666,236
#International Bancshares Corp.	183,588	4,437,322
*Intervest Bancshares Corp.	1,990	12,438
*Investment Technology Group, Inc.	106,800	1,855,116
*Investors Bancorp, Inc.	296,363	4,122,409
*Investors Capital Holdings, Ltd.	100	180
Investors Title Co.	5,332	173,290
*Jacksonville Bancorp, Inc.	1,176	11,736
JMP Group, Inc.	49,511	383,215
#*KBW, Inc.	80,104	2,399,115
Kearny Financial Corp.	135,303	1,384,150
#*Kennedy-Wilson Holdings, Inc.	31,946	353,642
Kentucky First Federal Bancorp	11,245	111,438
K-Fed Bancorp	23,051	230,741
Lakeland Bancorp, Inc.	50,306	528,213
Lakeland Financial Corp.	32,576	679,535
Landmark Bancorp, Inc.	3,661	58,613
Legacy Bancorp, Inc.	17,044	159,702
#Life Partners Holdings, Inc.	40,091	926,102
LNB Bancorp, Inc.	18,947	104,019

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Louisiana Bancorp, Inc.	1,200	$17,760
LSB Corp.	7,262	101,595
#*Macatawa Bank Corp.	22,693	44,251
*Magyar Bancorp, Inc.	1,800	8,172
MainSource Financial Group, Inc.	47,661	385,577
Malvern Federal Bancorp, Inc.	2,292	22,152
*Market Leader, Inc.	17,987	40,471
MarketAxess Holdings, Inc.	86,990	1,367,483
*Marlin Business Services Corp.	30,885	355,486
*Maui Land & Pineapple Co., Inc.	19,828	99,735
Max Capital Group, Ltd.	147,704	3,293,799
*Maxco, Inc.	3,000	6,405
Mayflower Bancorp, Inc.	2,666	20,342
*Mays (J.W.), Inc.	200	4,522
MB Financial, Inc.	123,623	3,028,764
*MBIA, Inc.	457,580	4,383,616
MBT Financial Corp.	2,500	7,300
*MCG Capital Corp.	206,293	1,367,723
Meadowbrook Insurance Group, Inc.	193,699	1,530,222
Medallion Financial Corp.	62,000	496,000
#*Mercantile Bancorp, Inc.	1,227	3,926
Mercantile Bank Corp.	2,105	12,567
Mercer Insurance Group, Inc.	45,876	841,825
Merchants Bancshares, Inc.	26,970	628,131
*Meridian Interstate Bancorp, Inc.	26,314	303,137
Meta Financial Group, Inc.	9,802	272,594
*Metro Bancorp, Inc.	25,757	349,522
*MetroCorp.Bancshares, Inc.	17,501	61,604
*MF Global Holdings, Ltd.	291,729	2,689,741
*MGIC Investment Corp.	301,028	3,139,722
MicroFinancial, Inc.	23,300	93,200
Mid Penn Bancorp, Inc.	1,910	19,578
MidSouth Bancorp, Inc.	8,562	137,420
#*Midwest Banc Holdings, Inc.	161,779	69,565
MidWestOne Financial Group, Inc.	281	4,013
Monroe Bancorp	2,548	18,983
Montpelier Re Holdings, Ltd.	192,664	3,198,222
MSB Financial Corp.	500	3,950
MutualFirst Financial, Inc.	8,104	72,855
*Nara Bancorp, Inc.	90,779	817,011
*National Financial Partners Corp.	109,904	1,691,423
National Interstate Corp.	45,144	943,058
#National Penn Bancshares, Inc.	301,697	2,208,422
National Western Life Insurance Co. Class A	3,411	651,979
Naugatuck Valley Financial Corp.	1,600	11,248
*Navigators Group, Inc.	45,584	1,829,286
NBT Bancorp, Inc.	90,399	2,212,064
Nelnet, Inc. Class A	103,672	2,069,293
#*Neostem, Inc.	200	486
*New Century Bancorp, Inc.	2,400	14,472
New England Bancshares, Inc.	1,999	16,792
New Hampshire Thrift Bancshares, Inc.	7,901	86,358
New Westfield Financial, Inc.	73,067	664,910
NewAlliance Bancshares, Inc.	278,166	3,624,503
*NewBridge Bancorp	5,151	24,467
*Newport Bancorp, Inc.	3,657	44,341
*NewStar Financial, Inc.	70,867	542,841
North Central Bancshares, Inc.	1,700	31,450
*North Valley Bancorp	500	1,325
Northeast Bancorp	1,600	20,848
Northeast Community Bancorp, Inc.	12,179	74,414

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Northfield Bancorp, Inc.	96,098	$1,418,406
Northrim Bancorp, Inc.	9,027	155,806
Northway Financial, Inc.	5,228	37,772
Northwest Bancshares, Inc.	306,461	3,827,698
Norwood Financial Corp.	1,400	38,836
NYMAGIC, Inc.	11,100	246,420
Ocean Shore Holding Co.	3,082	35,443
OceanFirst Financial Corp.	41,610	535,105
#* Ocwen Financial Corp.	239,616	2,767,565
Ohio Valley Banc Corp.	5,777	120,393
Old National Bancorp	208,788	2,799,847
# Old Second Bancorp, Inc.	48,526	277,569
OneBeacon Insurance Group, Ltd.	75,190	1,219,582
* optionsXpress Holdings, Inc.	132,095	2,344,686
Oriental Financial Group, Inc.	55,770	932,474
Oritani Financial Corp.	70,279	1,165,929
Osage Bancshares, Inc.	2,300	19,792
#* PAB Bankshares, Inc.	513	1,406
#* Pacific Capital Bancorp	131,069	228,060
Pacific Continental Corp.	40,266	466,683
* Pacific Mercantile Bancorp	1,300	6,487
* Pacific Premier Bancorp, Inc.	7,017	34,804
* Pacific State Bancorp	4,100	3,895
# PacWest Bancorp	81,197	1,949,540
Pamrapo Bancorp, Inc.	10,711	81,511
#* Park Bancorp, Inc.	1,650	6,946
# Park National Corp.	36,741	2,516,758
Parkvale Financial Corp.	8,563	86,229
Patriot National Bancorp	3,100	6,975
Peapack-Gladstone Financial Corp.	33,357	463,662
Penns Woods Bancorp, Inc.	14,999	480,718
#* Penson Worldwide, Inc.	48,077	451,924
Peoples Bancorp	555	8,020
Peoples Bancorp of North Carolina	3,281	23,065
Peoples Bancorp, Inc.	28,018	485,832
#* PHH Corp.	195,799	4,442,679
#* Phoenix Cos, Inc. (The)	275,600	890,188
* PICO Holdings, Inc.	61,310	2,179,570
Pinnacle Bancshares, Inc.	35	335
* Pinnacle Financial Partners, Inc.	67,039	1,024,356
* Piper Jaffray Cos., Inc.	46,800	1,842,048
* PMA Capital Corp.	122,454	841,259
#* PMI Group, Inc. (The)	198,600	1,034,706
* Popular, Inc.	77,700	306,138
Porter Bancorp, Inc.	9,245	130,817
#* Portfolio Recovery Associates, Inc.	43,205	2,871,836
* Preferred Bank	10,665	20,690
Premier Financial Bancorp, Inc.	7,300	70,080
Presidential Life Corp.	67,258	792,299
* Primus Guaranty, Ltd.	26,081	117,625
Princeton National Bancorp, Inc.	4,526	40,689
PrivateBancorp, Inc.	117,629	1,684,447
* ProAssurance Corp.	8,884	541,480
# Prosperity Bancshares, Inc.	112,211	4,400,915
Protective Life Corp.	196,288	4,724,652
Providence Community Bancshares, Inc.	400	1,020
Provident Financial Holdings, Inc.	19,558	117,348
Provident Financial Services, Inc.	176,053	2,320,379
Provident New York Bancorp	115,447	1,185,641
Prudential Bancorp, Inc. of Pennsylvania	7,400	57,128
Pulaski Financial Corp.	15,498	108,951

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
QC Holdings, Inc.	72,235	$374,900
Radian Group, Inc.	199,035	2,824,307
#*Rainier Pacific Financial Group, Inc.	104,438	3,133
#Renasant Corp.	49,663	820,929
Republic Bancorp, Inc. Class A	78,503	1,895,847
*Republic First BanCorp, Inc.	16,435	61,303
Resource America, Inc.	51,153	302,314
Rewards Network, Inc.	28,623	372,671
#*RiskMetrics Group, Inc.	117,095	2,627,612
*Riverview BanCorp, Inc.	39,415	139,923
#RLI Corp.	64,700	3,752,600
Rockville Financial, Inc.	39,253	473,391
*Rodman & Renshaw Capital Group, Inc.	90,548	391,167
#Roma Financial Corp.	60,364	706,259
Rome BanCorp, Inc.	17,600	151,360
#*Royal Bancshares of Pennsylvania, Inc. Class A	8,295	31,936
Rurban Financial Corp.	790	5,629
S&T BanCorp, Inc.	74,971	1,803,053
#S.Y. BanCorp, Inc.	38,029	902,808
*Safeguard Scientifics, Inc.	52,205	718,341
Safety Insurance Group, Inc.	36,098	1,346,094
Salisbury BanCorp, Inc.	2,347	56,797
Sanders Morris Harris Group, Inc.	22,826	136,271
#Sandy Spring BanCorp, Inc.	36,201	631,707
Savannah BanCorp, Inc. (The)	1,200	13,560
SCBT Financial Corp.	29,823	1,186,657
Seabright Insurance Holdings	52,000	565,760
*Seacoast Banking Corp. of Florida	47,061	102,593
Selective Insurance Group, Inc.	162,995	2,723,646
Shore Bancshares, Inc.	12,229	172,307
#Sierra BanCorp	27,480	342,950
*Signature Bank	99,736	4,027,340
Simmons First National Corp.	39,503	1,109,244
Smithtown BanCorp, Inc.	29,466	137,017
South Financial Group, Inc.	130,600	100,562
South Street Financial Corp.	400	1,210
*Southcoast Financial Corp.	9	34
*Southern Banc Co., Inc.	200	1,880
*Southern Community Financial Corp.	60,508	167,002
*Southern Connecticut Bancorp, Inc.	3,600	24,336
*Southern First Bancshares, Inc.	1,780	14,685
Southern Missouri Bancorp, Inc.	575	8,165
Southside Bancshares, Inc.	38,751	836,241
Southwest Bancorp, Inc.	40,876	599,242
Southwest Georgia Financial Corp.	1,753	16,215
State Auto Financial Corp.	108,712	1,944,858
State Bancorp, Inc.	34,660	343,134
StellarOne Corp.	44,663	665,925
Sterling Bancorp	69,380	743,060
Sterling Bancshares, Inc.	190,482	1,120,034
#*Sterling Financial Corp.	110,053	95,790
#Stewart Information Services Corp.	80,574	916,932
*Stifel Financial Corp.	69,650	3,993,034
*Stratus Properties, Inc.	27,690	308,744
Student Loan Corp.	35,391	999,442
#Suffolk Bancorp	27,732	861,079
*Sun Bancorp, Inc.	248,803	1,343,536
#*Superior Bancorp	22,825	80,800
#Susquehanna Bancshares, Inc.	298,228	3,250,685
*Sussex Bancorp	7,918	50,042
#*SVB Financial Group	90,186	4,439,857

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
SWS Group, Inc.	74,107	$820,364
#Synovus Financial Corp.	555,489	1,672,022
#*Taylor Capital Group, Inc.	36,600	501,420
Teche Holding Co.	6,122	195,782
*Tejon Ranch Co.	43,200	1,242,432
#*Teton Advisors, Inc.	311	3,429
*Texas Capital Bancshares, Inc.	89,607	1,783,179
TF Financial Corp.	5,630	106,970
Thomas Properties Group, Inc.	58,643	267,999
*Thomas Weisel Partners Group, Inc.	104,787	822,578
#*TIB Financial Corp.	3,267	3,136
*Tidelands Bancshares, Inc.	14,636	32,931
#*TierOne Corp.	90,019	40,509
Timberland Bancorp, Inc.	81,238	398,879
Tompkins Financial Corp.	24,974	1,014,444
Tower Bancorp, Inc.	5,060	130,244
*Tower Financial Corp.	2,600	20,540
Tower Group, Inc.	98,872	2,279,988
#TowneBank	42,019	673,565
*TradeStation Group, Inc.	99,087	828,367
*Tree.com, Inc.	24,795	225,634
*Trenwick Group, Ltd.	11,975	60
#*Triad Guaranty, Inc.	25,902	11,656
#TriCo Bancshares	41,500	790,160
#Trustco Bank Corp.	189,902	1,262,848
Trustmark Corp.	152,842	3,741,572
*Two Rivers Water Co.	247	321
UMB Financial Corp.	40,245	1,695,119
Umpqua Holdings Corp.	251,296	3,754,362
Unico American Corp.	12,100	114,950
Union Bankshares, Inc.	1,990	36,815
Union First Market Bankshares Corp.	37,549	630,072
*United America Indemnity, Ltd.	70,686	671,517
United Bancshares, Inc. (909458101)	900	8,595
#United Bancshares, Inc. (909907107)	114,475	3,324,354
*United Community Banks, Inc.	122,215	713,736
*United Community Financial Corp.	505,789	1,011,578
United Financial Bancorp, Inc.	40,053	559,941
United Fire & Casualty Co.	64,371	1,472,165
*United PanAm Financial Corp.	132,919	435,974
#*United Security Bancshares	25,283	118,830
United Western Bancorp, Inc.	23,961	43,849
Unitrin, Inc.	142,558	4,169,822
*Unity Bancorp, Inc.	8,914	48,938
Universal Insurance Holdings, Inc.	93,945	474,422
Univest Corp. of Pennsylvania	36,053	705,557
ViewPoint Financial Group	56,657	964,869
*Virginia Commerce Bancorp, Inc.	15,666	111,699
*Virtus Investment Partners, Inc.	12,225	296,212
VIST Financial Corp.	4,537	42,648
VSB Bancorp, Inc.	875	10,168
#*Waccamaw Bankshares, Inc.	1,300	3,627
Wainwright Bank & Trust Co.	2,382	22,939
Washington Banking Co.	40,228	578,881
Washington Federal, Inc.	20,547	422,652
Washington Trust Bancorp, Inc.	39,698	718,931
*Waterstone Financial, Inc.	11,604	44,791
Wayne Savings Bancshares, Inc.	2,043	17,284
Webster Financial Corp.	205,780	4,263,762
#WesBanco, Inc.	69,748	1,344,741
West Bancorporation	53,063	431,402

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
West Coast Bancorp	37,447	$128,818
#Westamerica Bancorporation	79,557	4,675,565
*Western Alliance Bancorp	163,982	1,426,643
Westwood Holdings Group, Inc.	22,697	873,834
White River Capital, Inc.	400	5,828
#Whitney Holding Corp.	231,480	3,171,276
Wilber Corp.	4,666	31,775
#Wilmington Trust Corp.	210,112	3,641,241
#Wilshire Bancorp, Inc.	75,950	824,817
Wintrust Financial Corp.	71,350	2,661,355
#*World Acceptance Corp.	49,109	1,732,566
WSB Holdings, Inc.	8,331	25,576
WVS Financial Corp.	4,423	61,922
Yadkin Valley Financial Corp.	24,343	111,491
Zenith National Insurance Corp.	86,404	3,267,799
*ZipRealty, Inc.	55,111	242,488

Total Financials		449,937,119

Health Care — (10.8%)
*A.D.A.M., Inc.	17,181	64,429
*Abaxis, Inc.	61,851	1,602,559
#*ABIOMED, Inc.	133,580	1,287,711
*Abraxis Bioscience, Inc.	5,871	293,374
*Acadia Pharmaceuticals, Inc.	77,400	128,484
*Accelr8 Technology Corp.	2,280	1,892
*Accelrys, Inc.	91,198	637,474
*Access Pharmaceuticals, Inc.	5,300	13,992
*Accuray, Inc.	151,987	978,796
*Achillion Pharmaceuticals, Inc.	96,304	253,280
*Acorda Therapeutics, Inc.	95,345	3,694,619
*Adcare Health Systems, Inc.	4,600	26,128
*Adeona Pharmaceuticals, Inc.	9,451	15,311
*Adolor Corp.	128,100	249,795
*AdvanSource Biomaterials Corp.	55,063	20,979
*Affymax, Inc.	67,836	1,617,210
*Affymetrix, Inc.	198,494	1,377,548
*Air Methods Corp.	36,530	1,208,412
#*Akorn, Inc.	149,500	313,950
*Albany Molecular Research, Inc.	96,256	770,048
*Alexza Pharmaceuticals, Inc.	84,745	283,048
*Align Technology, Inc.	203,922	3,462,596
*Alkermes, Inc.	275,401	3,607,753
*Alliance HealthCare Services, Inc.	143,000	766,480
*Allied Healthcare International, Inc.	358,150	1,006,402
*Allied Healthcare Products, Inc.	13,945	53,688
#*Allos Therapeutics, Inc.	261,838	2,068,520
*Almost Family, Inc.	22,903	970,171
*Alnylam Pharmaceuticals, Inc.	109,505	1,857,205
*Alphatec Holdings, Inc.	135,352	904,151
#*AMAG Pharmaceuticals, Inc.	46,205	1,577,901
#*Amedisys, Inc.	79,234	4,562,294
America Services Group, Inc.	24,160	409,754
*American Caresource Holding, Inc.	14,808	30,208
*American Dental Partners, Inc.	44,192	569,193
*American Learning Corp.	1,000	760
#*American Medical Systems Holdings, Inc.	199,468	3,574,467
*American Shared Hospital Services	9,244	26,715
#*AMERIGROUP Corp.	133,000	4,819,920
*Amicus Therapeutics, Inc.	17,092	55,549
*AMN Healthcare Services, Inc.	91,400	835,396
*Amsurg Corp.	85,913	1,780,117

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Anadys Pharmaceuticals, Inc.	93,304	$236,992
#Analogic Corp.	38,265	1,829,832
*Angeion Corp.	215	1,006
*AngioDynamics, Inc.	97,026	1,552,416
*Anika Therapeutics, Inc.	38,875	274,069
*Animal Health International, Inc.	400	984
*ARCA Biopharma, Inc.	21,322	111,514
#*Ardea Biosciences, Inc.	43,673	1,109,294
#*Arena Pharmaceuticals, Inc.	222,315	722,524
*Ariad Pharmaceuticals, Inc.	356,799	1,255,932
*Arqule, Inc.	174,719	1,112,960
*Array BioPharma, Inc.	124,094	459,148
Arrhythmia Research Technology, Inc.	10,081	80,144
*ArthroCare Corp.	67,010	2,072,619
*ARYx Therapeutics, Inc.	62,001	54,623
*Assisted Living Concepts, Inc.	25,805	905,756
#*athenahealth, Inc.	80,254	2,328,971
*AtriCure, Inc.	35,399	197,172
Atrion Corp.	9,016	1,278,288
*ATS Medical, Inc.	294,297	1,174,245
*Auxilium Pharmaceuticals, Inc.	113,201	4,029,956
*AVANIR Pharmaceuticals, Inc.	208,482	671,312
#*AVI BioPharma, Inc.	100,780	134,037
*Bioanalytical Systems, Inc.	5,617	6,179
*BioClinica, Inc.	52,220	259,533
#*BioCryst Pharmaceuticals, Inc.	100,800	766,080
*Biodel, Inc.	74,692	336,114
*BioMimetic Therapeutics, Inc.	52,299	697,146
*Bio-Reference Labs, Inc.	74,772	1,749,665
*BioSante Pharmaceuticals, Inc.	59,495	139,813
*BioScrip, Inc.	198,203	1,771,935
*BioSpecifics Technologies Corp.	14,114	446,567
*BioSphere Medical, Inc.	21,200	57,452
*Biotime, Inc.	19,003	144,613
#*BMP Sunstone Corp.	69,757	374,595
#*Bovie Medical Corp.	54,492	283,903
*Bruker BioSciences Corp.	293,019	4,480,261
*BSD Medical Corp.	69,146	127,920
#*Cadence Pharmaceuticals, Inc.	110,924	1,087,055
*Caliper Life Sciences, Inc.	586,892	2,353,437
*Cambrex Corp.	97,020	425,918
Cantel Medical Corp.	45,454	907,262
*Capital Senior Living Corp.	64,741	340,538
*Caraco Pharmaceutical Laboratories, Ltd.	87,787	566,226
*Cardiac Science Corp.	64,367	100,413
#*Cardica, Inc.	32,542	78,101
*CardioNet, Inc.	37,075	356,662
*Cardiovascular Systems, Inc.	19,037	95,375
*CAS Medical Systems, Inc.	106	167
*Catalyst Health Solutions, Inc.	114,340	4,837,725
*Catalyst Pharmaceutical Partners, Inc.	6,701	9,046
*Celera Corp.	381,671	2,851,082
*Celldex Therapeutics, Inc.	79,353	648,314
*Celsion Corp.	39,775	202,852
*Centene Corp.	138,700	3,176,230
#*Cepheid, Inc.	170,406	3,406,416
*Cerus Corp.	95,640	309,874
#Chemed Corp.	72,665	3,997,302
*Clarient, Inc.	19,000	57,380
#*Cleveland Biolabs, Inc.	7,404	28,431
#*Clinical Data, Inc.	73,039	1,364,369

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Columbia Laboratories, Inc.	18,100	$19,910
*CombiMatrix Corp.	9,590	37,880
#Computer Programs & Systems, Inc.	28,801	1,297,773
*Conceptus, Inc.	120,936	2,290,528
*Conmed Corp.	77,942	1,733,430
*Continucare Corp.	161,707	541,718
#Cooper Cos., Inc.	100,822	3,920,968
#*Corcept Therapeutics, Inc.	63,406	214,312
*Cornerstone Therapeutics, Inc.	9,240	64,588
*Corvel Corp.	39,773	1,324,441
*CPEX Pharmaceuticals, Inc.	6,125	155,269
*Cross Country Healthcare, Inc.	98,962	991,599
*CryoLife, Inc.	71,400	436,254
#*Cubist Pharmaceuticals, Inc.	156,997	3,519,873
*Curis, Inc.	180,758	596,501
*Cutera, Inc.	33,412	386,243
#*Cyberonics, Inc.	74,634	1,457,602
*Cyclacel Pharmaceuticals, Inc.	86,500	198,085
*Cynosure, Inc.	22,729	286,385
*Cypress Bioscience, Inc.	77,552	390,862
*Cytokinetics, Inc.	145,520	468,574
#*Cytori Therapeutics, Inc.	112,715	635,713
Daxor Corp.	15,561	174,283
*Del Global Technologies Corp.	21,254	21,254
*DepoMed, Inc.	122,557	493,905
#*DexCom, Inc.	142,390	1,559,170
*Dialysis Corp. of America	17,460	195,727
*Digirad Corp.	127,011	280,694
*Dionex Corp.	53,415	4,357,062
*Discovery Laboratories, Inc.	31,800	15,932
*Durect Corp.	197,102	561,741
*Dyax Corp.	298,133	1,043,466
*Dynacq Healthcare, Inc.	25,997	70,192
#*Eclipsys Corp.	150,267	3,107,522
*Emergent BioSolutions, Inc.	81,761	1,331,069
Emergent Group, Inc.	14,543	114,308
#*Emeritus Corp.	94,044	2,106,586
*Encision, Inc.	2,013	3,281
—*Endo Pharmaceuticals Solutions	132,809	131,481
*Endologix, Inc.	15,900	73,935
Ensign Group, Inc.	55,024	955,217
*EnteroMedics, Inc.	19,200	10,118
*ENTREMED, Inc.	102,180	70,198
*Enzo Biochem, Inc.	95,380	569,419
#*Enzon Pharmaceuticals, Inc.	160,491	1,697,995
*eResearch Technology, Inc.	123,643	911,249
*Escalon Medical Corp.	3,000	4,710
*ev3, Inc.	257,788	4,931,484
*Exact Sciences Corp.	85,768	380,810
*Exactech, Inc.	32,697	668,981
*Exelixis, Inc.	291,617	1,685,546
*Five Star Quality Care, Inc.	78,571	232,570
*Fresenius Kabi Pharmaceuticals Holding, Inc.	5,527	801
—*Genaera Corp.	2,816	—
#*Genomic Health, Inc.	65,808	1,054,244
*Genoptix, Inc.	46,894	1,814,329
*Gentiva Health Services, Inc.	80,063	2,296,207
*GenVec, Inc.	265,852	180,779
#*Geron Corp.	200,271	1,167,580
#*Greatbatch, Inc.	62,688	1,400,450
*GTC Biotherapeutics, Inc.	4,726	2,505

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*GTx, Inc.	78,641	$257,942
*Haemonetics Corp.	62,848	3,636,385
#*Halozyme Therapeutics, Inc.	221,353	1,885,928
*Hanger Orthopedic Group, Inc.	96,979	1,807,689
*Hansen Medical, Inc.	34,595	87,871
*Harvard Bioscience, Inc.	112,736	471,236
*Health Grades, Inc.	126,134	884,199
*Health Management Associates, Inc.	420,090	3,915,239
*HealthSouth Corp.	203,107	4,155,569
*HealthSpring, Inc.	169,270	2,979,152
*HealthStream, Inc.	68,972	310,374
*HealthTronics, Inc.	431,732	1,532,649
*Healthways, Inc.	85,017	1,384,927
*HeartWare International, Inc.	12,162	683,991
#*Helicos BioSciences Corp.	142,279	102,512
*Hemispherx Biopharma, Inc.	160,800	123,012
Hill-Rom Holdings, Inc.	144,017	4,566,779
*Hi-Tech Pharmacal Co., Inc.	34,325	835,127
*HMS Holdings Corp.	73,034	3,907,319
*Hooper Holmes, Inc.	1,210,925	1,101,942
*iBioPharma, Inc.	40,600	40,600
*iCAD, Inc.	3,500	5,145
*ICU Medical, Inc.	38,050	1,354,960
*Idenix Pharmaceuticals, Inc.	110,687	511,374
*Idera Pharmaceuticals, Inc.	59,158	370,329
*Immucor, Inc.	188,589	4,037,690
#*ImmunoGen, Inc.	131,191	1,300,103
#*Immunomedics, Inc.	190,855	667,992
*Impax Laboratories, Inc.	167,445	3,030,754
#*Incyte Corp.	325,519	4,368,465
*Infinity Pharmaceuticals, Inc.	105,304	726,598
*Inspire Pharmaceuticals, Inc.	195,653	1,340,223
*Insulet Corp.	94,018	1,297,448
*Integra LifeSciences Holdings Corp.	76,058	3,455,315
*IntegraMed America, Inc.	23,698	202,381
*InterMune, Inc.	112,673	4,795,363
#Invacare Corp.	82,487	2,180,131
*InVentiv Health, Inc.	81,141	1,868,677
*IPC The Hospitalist Co.	40,559	1,258,951
*IRIS International, Inc.	53,024	606,064
#*Isis Pharmaceuticals, Inc.	239,713	2,576,915
*ISTA Pharmaceuticals, Inc.	82,145	321,187
#*Jazz Pharmaceuticals, Inc.	85,129	863,208
*Kendle International, Inc.	43,203	715,010
*Kensey Nash Corp.	32,102	727,110
Kewaunee Scientific Corp.	10,935	144,233
*Kindred Healthcare, Inc.	124,778	2,226,040
*K-V Pharmaceutical Co.	100,948	156,469
#*K-V Pharmaceutical Co. Class B	33,002	63,694
Landauer, Inc.	25,000	1,703,750
*Lannet Co., Inc.	44,644	209,380
*LCA-Vision, Inc.	70,011	590,193
*LeMaitre Vascular, Inc.	34,700	171,418
*Lexicon Pharmaceuticals, Inc.	21,680	34,905
*LHC Group, Inc.	46,143	1,573,476
#*LifePoint Hospitals, Inc.	120,500	4,600,690
*Ligand Pharmaceuticals, Inc. Class B	229,148	421,632
#*Luminex Corp.	100,417	1,632,780
*Luna Innovations, Inc.	6,456	14,139
*Magellan Health Services, Inc.	89,801	3,790,500
*MAKO Surgical Corp.	80,205	1,125,276

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Mannkind Corp.	383,502	$2,665,339
*MAP Pharmaceuticals, Inc.	63,112	1,133,492
*Martek Biosciences Corp.	94,120	2,073,464
#Masimo Corp.	141,579	3,314,364
*Matrixx Initiatives, Inc.	27,475	140,672
*Maxygen, Inc.	138,430	887,336
#*MDRNA, Inc.	48,933	60,677
#*MedAssets, Inc.	135,786	3,099,994
*MedCath Corp.	58,374	580,238
*Medical Action Industries, Inc.	70,875	841,286
*Medical Staffing Network Holdings, Inc.	304,540	42,636
*Medicines Co. (The)	153,292	1,125,163
#*MediciNova, Inc.	19,835	128,729
Medicis Pharmaceutical Corp. Class A	160,157	4,064,785
#*Medivation, Inc.	77,114	860,592
MedQuist, Inc.	47,583	442,998
*MEDTOX Scientific, Inc.	31,345	401,529
*Merge Healthcare, Inc.	163,159	404,634
Meridian Bioscience, Inc.	107,834	2,155,602
*Merit Medical Systems, Inc.	74,276	1,201,043
*Metabolix, Inc.	60,982	760,446
*Metropolitan Health Networks, Inc.	142,700	440,943
*Micromet, Inc.	172,987	1,318,161
*Micrus Endovascular Corp.	40,882	820,911
*Misonix, Inc.	92,109	206,324
#*Molecular Insight Pharmaceuticals, Inc.	54,945	121,428
*Molina Healthcare, Inc.	61,364	1,789,988
*Momenta Pharmaceuticals, Inc.	111,529	1,548,023
*MWI Veterinary Supply, Inc.	32,098	1,346,511
*Nabi Biopharmaceuticals	162,984	915,970
*Nanosphere, Inc.	78,914	497,158
*National Dentex Corp.	1,300	22,074
National Healthcare Corp.	32,508	1,149,483
National Research Corp.	29,204	756,092
*Natus Medical, Inc.	70,975	1,209,414
*Nektar Therapeutics	224,732	3,137,259
*Neogen Corp.	57,684	1,516,512
*Neurocrine Biosciences, Inc.	530,896	1,704,176
*NeurogesX, Inc.	42,151	421,510
*Neurometrix, Inc.	23,508	41,844
*Nighthawk Radiology Holdings, Inc.	60,963	225,563
*Novabay Pharmaceuticals, Inc.	900	1,998
*NovaMed, Inc.	66,667	218,668
#*Novavax, Inc.	230,625	652,669
*NOVT Corp.	6,450	17,899
*NPS Pharmaceuticals, Inc.	111,705	778,584
#*NuVasive, Inc.	97,252	4,045,683
*NxStage Medical, Inc.	113,444	1,443,008
*Obagi Medical Products, Inc.	52,190	703,521
*Odyssey Healthcare, Inc.	125,569	2,615,602
*Omnicell, Inc.	87,176	1,163,800
*OncoGenex Pharmaceutical, Inc.	12,446	273,812
*Oncothyreon, Inc.	58,382	235,863
#*Opexa Therapeutics, Inc.	1,600	3,584
*Opko Health, Inc.	60,408	130,481
#*Optimer Pharmaceuticals, Inc.	83,048	1,022,321
*OraSure Technologies, Inc.	110,214	698,757
*Orchid Cellmark, Inc.	203,675	411,424
*Ore Pharmaceutical Holdings, Inc.	16,491	6,267
*Orexigen Therapeutics, Inc.	108,208	733,650
*Orthologic Corp.	102,663	94,963

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Orthovita, Inc.	225,458	$901,832
*Osiris Therapeutics, Inc.	83,011	620,092
*Osteotech, Inc.	37,584	159,732
Owens & Minor, Inc.	33,900	1,066,155
*Pain Therapeutics, Inc.	116,922	701,532
*Palomar Medical Technologies, Inc.	39,544	496,673
*Par Pharmaceutical Cos., Inc.	92,237	2,503,312
*Parexel International Corp.	156,224	3,683,762
*PDI, Inc.	126,989	1,151,790
#PDL BioPharma, Inc.	287,217	1,671,603
*Penwest Pharmaceuticals Co.	100,310	352,088
*Pharmasset, Inc.	72,373	2,344,885
*PharmAthene, Inc.	15,119	21,469
*PharMerica Corp.	73,686	1,422,140
*Phase Forward, Inc.	104,582	1,758,023
*PHC, Inc.	26,048	33,341
*PhotoMedex, Inc.	937	7,440
#*Poniard Pharmaceuticals, Inc.	76,471	97,883
*Pozen, Inc.	73,067	791,316
*Progenics Pharmaceuticals, Inc.	62,820	404,561
*Prospect Medical Holdings, Inc.	23,757	160,122
*Providence Service Corp.	33,611	558,279
#*PSS World Medical, Inc.	178,200	4,175,226
Psychemedics Corp.	7,201	57,248
#*Psychiatric Solutions, Inc.	123,776	3,981,874
Quality Systems, Inc.	72,918	4,667,481
*Questcor Pharmaceuticals, Inc.	157,592	1,534,946
#*Quidel Corp.	87,035	1,282,896
*Quigley Corp.	16,582	31,506
*RadNet, Inc.	85,999	316,476
*Raptor Pharmaceutical Corp.	213	522
*Regeneration Technologies, Inc.	128,012	490,286
*Regeneron Pharmaceuticals, Inc.	131,527	3,357,884
*RehabCare Group, Inc.	59,184	1,687,928
*Repligen Corp.	99,838	350,431
#*Repros Therapeutics, Inc.	27,058	22,999
*Res-Care, Inc.	74,330	865,201
#*Rigel Pharmaceuticals, Inc.	124,366	966,324
*Rochester Medical Corp.	31,256	374,759
*Rockwell Medical Technologies, Inc.	37,544	218,131
*Rural/Metro Corp.	12,052	84,967
#*RXi Pharmaceuticals Corp.	84	359
*Salix Pharmaceuticals, Ltd.	127,741	5,135,188
#*Sangamo BioSciences, Inc.	103,297	636,310
*Santarus, Inc.	139,413	457,275
*Savient Pharmaceuticals, Inc.	159,946	2,319,217
*SciClone Pharmaceuticals, Inc.	112,113	468,632
*Seattle Genetics, Inc.	241,593	3,044,072
*SenoRx, Inc.	41,700	410,328
#*Sequenom, Inc.	149,017	923,905
*SeraCare Life Sciences, Inc.	42,521	208,353
*Sirona Dental Systems, Inc.	109,003	4,544,335
*Skilled Healthcare Group, Inc.	40,494	270,905
*Solta Medical, Inc.	6,181	14,649
*Somanetics Corp.	36,579	739,993
#*Somaxon Pharmaceuticals, Inc.	5,100	36,669
*SonoSite, Inc.	43,345	1,452,924
Span-American Medical System, Inc.	10,892	182,005
*Spectranetics Corp.	85,994	586,479
#*Spectrum Pharmaceuticals, Inc.	102,250	527,610
*SRI/Surgical Express, Inc.	12,700	64,008

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Staar Surgical Co.	78,960	$401,906
#*StemCells, Inc.	105,500	121,325
*Stereotaxis, Inc.	120,600	572,850
#Steris Corp.	134,975	4,491,968
*Sucampo Pharmaceuticals, Inc.	28,780	118,286
*Sun Healthcare Group, Inc.	115,092	1,028,922
*SunLink Health Systems, Inc.	20,348	53,922
*Sunrise Senior Living, Inc.	133,768	743,750
*SuperGen, Inc.	162,576	479,599
#*SurModics, Inc.	51,592	959,611
*Symmetry Medical, Inc.	80,514	930,742
*Synovis Life Technologies, Inc.	33,839	500,817
*Synta Pharmaceuticals Corp.	97,200	394,632
*Targacept, Inc.	66,064	1,572,323
*Telik, Inc.	128,964	153,467
*Theragenics Corp.	580,970	894,694
#*Theravance, Inc.	124,611	2,089,726
#*Thoratec Corp.	130,751	5,830,187
#*Threshold Pharmaceuticals, Inc.	10,400	17,888
*TomoTherapy, Inc.	130,366	507,124
*TranS1, Inc.	39,032	126,073
*Transcend Services, Inc.	25,101	373,252
*Transcept Pharmaceuticals, Inc.	29,546	303,733
*Trimeris, Inc.	10,500	25,410
*Triple-S Management Corp.	50,808	924,706
*Trubion Pharmaceuticals, Inc.	17,329	66,543
*U.S. Physical Therapy, Inc.	39,561	693,900
*Universal American Corp.	190,356	2,921,965
*Urologix, Inc.	131,715	173,864
*Uroplasty, Inc.	12,269	46,868
Utah Medical Products, Inc.	15,894	443,602
*Vanda Pharmaceuticals, Inc.	66,350	555,350
#*Varian, Inc.	76,999	3,987,778
*Vascular Solutions, Inc.	65,900	652,410
*Vical, Inc.	127,958	463,208
*Viropharma, Inc.	194,674	2,476,253
*Virtual Radiologic Corp.	35,694	446,175
*Vision-Sciences, Inc.	4,525	4,479
*Vital Images, Inc.	36,337	573,398
#*Vivus, Inc.	189,165	1,927,591
#*Volcano Corp.	119,268	2,864,817
*WellCare Health Plans, Inc.	112,353	3,216,666
West Pharmaceutical Services, Inc.	87,400	3,657,690
#*Wright Medical Group, Inc.	95,326	1,790,222
*XenoPort, Inc.	69,751	725,410
Young Innovations, Inc.	15,875	399,574
*Zoll Medical Corp.	53,824	1,644,323
*Zymogenetics, Inc.	203,769	1,210,388

Total Health Care		439,354,377

Industrials — (14.2%)
*3D Systems Corp.	56,020	871,671
#A.O. Smith Corp.	68,200	3,521,166
*A.T. Cross Co.	35,311	166,315
#AAON, Inc.	51,583	1,245,214
*AAR Corp.	107,795	2,628,042
ABM Industries, Inc.	140,789	3,025,556
#*Acacia Technologies Group	179,983	2,678,147
*ACCO Brands Corp.	242,023	2,209,670
*Accuride Corp.	2,595	3,555
Aceto Corp.	69,175	461,397

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Active Power, Inc.	489,231	$401,169
Actuant Corp.	180,256	4,133,270
#Acuity Brands, Inc.	103,448	4,676,884
Administaff, Inc.	58,700	1,299,618
*Advisory Board Co. (The)	39,949	1,315,521
*AeroCentury Corp.	1,600	37,152
*Aerosonic Corp.	7,498	29,542
*Aerovironment, Inc.	51,710	1,353,768
*Air Transport Services Group, Inc.	175,716	966,438
Aircastle, Ltd.	221,857	2,664,503
#*AirTran Holdings, Inc.	372,043	1,964,387
Alamo Group, Inc.	33,314	784,878
*Alaska Air Group, Inc.	111,907	4,634,069
Albany International Corp.	70,242	1,789,064
Alexander & Baldwin, Inc.	110,446	3,929,669
#*Allegiant Travel Co.	53,758	2,764,774
*Allied Defense Group, Inc.	62,974	336,281
*Allied Motion Technologies, Inc.	2,915	11,747
*Altra Holdings, Inc.	67,838	1,028,424
*Amerco, Inc.	57,385	3,583,693
#*American Commercial Lines, Inc.	30,544	623,098
American Railcar Industries, Inc.	50,243	821,473
*American Reprographics Co.	126,444	1,263,176
American Science & Engineering, Inc.	25,100	1,886,265
#*American Superconductor Corp.	106,199	3,098,887
American Woodmark Corp.	31,421	726,139
Ameron International Corp.	24,202	1,679,377
Ampco-Pittsburgh Corp.	27,455	705,868
*AMREP Corp.	7,250	105,125
*APAC Customer Services, Inc.	129,515	744,711
#Apogee Enterprises, Inc.	66,410	912,473
#Applied Industrial Technologies, Inc.	112,786	3,471,553
Applied Signal Technologies, Inc.	38,837	725,864
*Argan, Inc.	25,291	287,306
#*Argon ST, Inc.	60,525	1,573,650
Arkansas Best Corp.	70,800	2,156,568
#*Armstrong World Industries, Inc.	68,893	3,000,290
#*Arotech Corp.	34,540	59,754
Art’s-Way Manufacturing Co., Inc.	400	2,440
*Astec Industries, Inc.	60,900	2,017,008
*Astronics Corp.	34,551	499,607
*Astronics Corp. Class B	6,887	98,484
*Astrotech Corp.	1,822	5,284
*ATC Technology Corp.	59,678	1,219,818
*Atlas Air Worldwide Holdings, Inc.	71,433	3,948,102
*Avalon Holding Corp. Class A	43,236	137,923
#*Avis Budget Group, Inc.	248,326	3,754,689
#AZZ, Inc.	35,700	1,450,134
#Badger Meter, Inc.	39,995	1,654,193
*Baker (Michael) Corp.	24,300	858,762
#Baldor Electric Co.	107,133	4,114,979
*Baldwin Technology Co., Inc. Class A	3,200	4,736
#Barnes Group, Inc.	148,300	3,084,640
Barrett Business Services, Inc.	26,261	404,419
*BE Aerospace, Inc.	178,130	5,292,242
*Beacon Roofing Supply, Inc.	113,407	2,517,635
Belden, Inc.	144,122	3,957,590
*Blount International, Inc.	123,674	1,387,622
*BlueLinx Holdings, Inc.	49,862	249,809
*BNS Holding, Inc.	4,020	45,225
Bowne & Co., Inc.	144,302	1,613,296

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Brady Co. Class A	122,026	$4,192,813
*Breeze-Eastern Corp.	33,913	233,321
#Briggs & Stratton Corp.	119,986	2,848,468
Brink’s Co. (The)	129,298	3,443,206
*Broadwind Energy, Inc.	125,592	497,344
*BTU International, Inc.	18,700	111,826
#*Builders FirstSource, Inc.	83,113	316,661
*C&D Technologies, Inc.	327,576	474,985
*CAI International, Inc.	53,726	731,211
Cascade Corp.	34,100	1,188,726
*Casella Waste Systems, Inc.	61,863	319,213
#*CBIZ, Inc.	196,795	1,379,533
CDI Corp.	51,091	890,516
*CECO Environmental Corp.	28,888	153,684
*Celadon Group, Inc.	61,502	918,225
#*Cenveo, Inc.	195,230	1,673,121
*Ceradyne, Inc.	68,565	1,522,143
*Champion Industries, Inc.	9,213	16,399
*Chart Industries, Inc.	65,504	1,505,937
Chase Corp.	24,379	320,096
Chicago Rivet & Machine Co.	800	12,976
CIRCOR International, Inc.	45,990	1,584,815
#CLAROC, Inc.	111,600	4,220,712
#*Clean Harbors, Inc.	68,564	4,349,015
#*Coleman Cable, Inc.	5,227	29,951
*Colfax Corp.	107,864	1,407,625
*Columbus McKinnon Corp.	51,495	928,455
*Comforce Corp.	29,612	37,311
Comfort Systems USA, Inc.	110,919	1,561,740
*Command Security Corp.	3,850	9,818
*Commercial Vehicle Group, Inc.	193,472	1,814,767
*Competitive Technologies, Inc.	27,004	75,611
CompX International, Inc.	6,100	67,405
*Conrad Industries, Inc.	6,900	51,750
*Consolidated Graphics, Inc.	30,125	1,262,539
Con-way, Inc.	107,816	4,187,573
*Cornell Cos., Inc.	37,712	1,037,080
Corporate Executive Board Co.	92,216	2,532,251
#*CoStar Group, Inc.	54,476	2,394,220
Courier Corp.	29,646	509,606
*Covenant Transportation Group, Inc.	178,876	1,323,682
*CPI Aerostructures, Inc.	14,666	131,261
#*CRA International, Inc.	26,358	612,296
#Crane Co.	116,840	4,199,230
Cubic Corp.	72,795	2,715,981
Curtiss-Wright Corp.	121,400	4,330,338
Deluxe Corp.	137,330	2,879,810
Diamond Management & Technology Consultants, Inc.	77,356	628,131
*Document Security Systems, Inc.	31,485	111,142
*Dollar Thrifty Automotive Group, Inc.	68,832	3,027,920
Ducommun, Inc.	31,110	712,108
*DXP Enterprises, Inc.	31,600	524,244
*Dycom Industries, Inc.	125,901	1,337,069
*Dynamex, Inc.	30,416	538,059
Dynamic Materials Corp.	30,922	555,359
*DynCorp International, Inc. Class A	129,419	2,226,007
#*Eagle Bulk Shipping, Inc.	164,526	952,606
Eastern Co.	20,863	339,024
Ecology & Environment, Inc. Class A	4,436	58,644
*EMCOR Group, Inc.	176,300	5,035,128
#Encore Wire Corp.	54,669	1,214,198

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Ener1, Inc.	293,127	$1,219,408
#*Energy Conversion Devices, Inc.	50,300	358,136
#*Energy Recovery, Inc.	135,856	819,212
EnergySolutions, Inc.	211,960	1,536,710
#*EnerNOC, Inc.	57,583	1,674,514
*EnerSys, Inc.	130,300	3,372,164
Ennis, Inc.	65,300	1,207,397
*EnPro Industries, Inc.	54,400	1,717,952
*Environmental Tectonics Corp.	7,400	19,980
#ESCO Technologies, Inc.	70,700	2,181,095
Espey Manufacturing & Electronics Corp.	9,085	175,340
*Esterline Technologies Corp.	74,908	4,178,368
#*Evergreen Solar, Inc.	103,800	116,256
*Exponent, Inc.	40,910	1,219,527
*ExpressJet Holdings, Inc.	95,601	382,404
Federal Signal Corp.	241,128	1,943,492
*First Aviation Services, Inc.	6,000	5,100
*Flanders Corp.	63,897	246,003
*Flow International Corp.	117,220	370,415
#Forward Air Corp.	82,900	2,322,858
*Franklin Covey Co.	121,017	953,614
Franklin Electric Co., Inc.	62,020	2,170,080
#Freightcar America, Inc.	27,428	784,989
*Frozen Food Express Industries, Inc.	166,048	747,216
*Fuel Tech, Inc.	48,200	361,982
#*FuelCell Energy, Inc.	177,606	488,416
*Furmanite Corp.	98,970	504,747
G & K Services, Inc. Class A	66,564	1,829,844
Gardner Denver Machinery, Inc.	76,953	3,869,966
#GATX Corp.	110,596	3,609,853
#*Genco Shipping & Trading, Ltd.	79,667	1,845,088
*Gencor Industries, Inc.	3,500	27,370
*GenCorp., Inc.	140,396	873,263
#*General Cable Corp.	21,400	611,398
#*Genesee & Wyoming, Inc.	103,575	4,049,782
*GEO Group, Inc. (The)	129,090	2,734,126
*GeoEye, Inc.	56,961	1,623,388
*Gibraltar Industries, Inc.	108,504	1,629,730
#Gorman-Rupp Co. (The)	45,668	1,273,681
*GP Strategies Corp.	49,399	398,650
Graco, Inc.	134,522	4,665,223
*Graftech International, Ltd.	276,900	4,668,534
Graham Corp.	26,580	474,453
Granite Construction, Inc.	101,220	3,402,004
Great Lakes Dredge & Dock Corp.	139,334	755,190
*Greenbrier Cos., Inc.	85,717	1,395,473
*Griffon Corp.	214,249	3,020,911
#*GT Solar International, Inc.	319,259	1,861,280
*H&E Equipment Services, Inc.	82,810	977,986
Hardinge, Inc.	47,823	478,230
*Hawaiian Holdings, Inc.	132,675	941,992
Healthcare Services Group, Inc.	115,563	2,483,449
#Heartland Express, Inc.	264,941	4,382,124
HEICO Corp.	50,250	2,164,268
HEICO Corp. Class A	51,579	1,729,951
#Heidrick & Struggles International, Inc.	43,007	1,135,815
*Heritage-Crystal Clean, Inc.	1,300	13,351
*Herley Industries, Inc.	37,000	542,050
Herman Miller, Inc.	134,270	2,849,209
#*Hexcel Corp.	256,257	4,151,363
*Hill International, Inc.	105,519	677,432

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
HNI Corp.	108,682	$3,373,489
*Hoku Corp.	40,446	119,316
Horizon Lines, Inc.	69,657	381,024
#Houston Wire & Cable Co.	41,957	551,735
*Hub Group, Inc. Class A	106,176	3,398,694
*Hudson Highland Group, Inc.	71,190	399,376
*Hudson Technologies, Inc.	3,900	10,530
*Hurco Cos., Inc.	17,960	349,502
*Huron Consulting Group, Inc.	52,110	1,220,416
*Huttig Building Products, Inc.	250,328	425,558
*ICF International, Inc.	35,220	815,695
*II-VI, Inc.	80,104	2,872,529
*Innerworkings, Inc.	111,562	667,141
*Innotrac Corp.	16,000	25,920
*Innovative Solutions & Support, Inc.	40,480	235,594
*Insituform Technologies, Inc.	105,097	2,519,175
Insteel Industries, Inc.	40,354	494,740
*Integrated Electrical Services, Inc.	31,883	198,631
*Intelligent Systems Corp.	34,437	41,497
Interface, Inc. Class A	141,302	1,848,230
*Interline Brands, Inc	84,938	1,767,560
International Shipholding Corp.	19,600	594,664
*Intersections, Inc.	47,970	255,680
*JetBlue Airways Corp.	734,131	4,103,792
John Bean Technologies Corp.	72,945	1,340,000
*JPS Industries, Inc.	8,700	37,410
*Kadant, Inc.	24,736	494,967
Kaman Corp. Class A	68,500	1,877,585
#Kaydon Corp.	81,610	3,397,424
*Kelly Services, Inc. Class A	85,066	1,367,861
*Kelly Services, Inc. Class B	350	5,950
*Key Technology, Inc.	14,902	206,691
*Kforce, Inc.	107,505	1,493,244
Kimball International, Inc. Class B	116,461	936,346
#Knight Transportation, Inc.	227,179	4,836,641
Knoll, Inc.	121,220	1,694,656
*Korn/Ferry International	115,000	1,864,150
*Kratos Defense & Security Solutions, Inc.	35,773	509,765
L.S. Starrett Co. Class A	15,898	183,622
*LaBarge, Inc.	46,860	579,190
*Ladish Co., Inc.	39,800	1,094,102
Lawson Products, Inc.	31,375	509,844
*Layne Christensen Co.	50,828	1,391,671
*LB Foster Co.	41,336	1,223,546
*LECG Corp.	54,379	182,713
*LGL Group, Inc.	4,660	36,581
#Lindsay Corp.	32,600	1,239,778
*LMI Aerospace, Inc.	32,041	553,028
LSI Industries, Inc.	68,040	478,321
*Lydall, Inc.	64,741	521,812
*M&F Worldwide Corp.	53,200	1,631,112
*Magnetek, Inc.	422,947	833,206
*Manitex International, Inc.	6,890	18,534
#Manitowoc Co., Inc. (The)	308,650	4,324,186
*Marten Transport, Ltd.	58,082	1,269,092
#*MasTec, Inc.	181,950	2,276,194
McGrath Rentcorp	69,314	1,801,471
#*Media Sciences International, Inc.	2,800	1,344
*Metalico, Inc.	111,500	735,900
Met-Pro Corp.	47,157	479,587
*MFRI, Inc.	19,605	133,118

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Microvision, Inc.	203,179	$635,950
#*Middleby Corp.	43,814	2,677,912
Miller Industries, Inc.	29,835	426,640
#Mine Safety Appliances Co.	98,200	2,886,098
*Mobile Mini, Inc.	78,030	1,296,859
*Moog, Inc.	103,663	3,853,154
*Moog, Inc. Class B	10,325	386,258
Mueller Industries, Inc.	90,398	2,680,301
Mueller Water Products, Inc.	370,372	2,074,083
Multi-Color Corp.	33,680	421,337
*MYR Group, Inc.	43,476	779,525
NACCO Industries, Inc. Class A	17,997	1,564,659
*National Patent Development Corp	13,860	18,850
National Technical Systems, Inc.	20,700	108,882
*Navigant Consulting, Inc.	145,200	1,870,176
*NCI Building Systems, Inc.	34,671	477,766
*NN, Inc.	50,975	367,020
Nordson Corp.	19,062	1,369,033
*North American Galvanizing & Coating, Inc.	64,067	480,502
#*Northwest Pipe Co.	24,064	580,424
#*Ocean Power Technologies, Inc.	28,081	192,074
*Odyssey Marine Exploration, Inc.	133,967	179,516
*Old Dominion Freight Line, Inc.	98,622	3,538,557
Omega Flex, Inc.	24,600	301,104
*On Assignment, Inc.	98,226	690,529
*Orbit International Corp.	1,977	7,691
*Orbital Sciences Corp.	162,552	2,987,706
*Orion Energy Systems, Inc.	41,834	222,975
*Orion Marine Group, Inc.	61,537	1,166,742
*Oshkosh Corp.	91,814	3,545,857
Otter Tail Corp.	82,060	1,823,373
*P.A.M. Transportation Services, Inc.	34,128	540,588
*Pacer International, Inc.	82,918	550,576
*Paragon Technologies, Inc.	2,950	7,375
*Park-Ohio Holdings Corp.	39,154	503,912
*Patrick Industries, Inc.	11,995	39,104
*Patriot Transportation Holding, Inc.	13,369	1,122,194
*PGT, Inc.	88,192	273,395
*Pike Electric Corp.	73,515	790,286
*Pinnacle Airlines Corp.	64,200	469,302
*Plug Power, Inc.	712,637	469,485
*PMFG, Inc.	39,396	566,514
*Point Blank Solutions, Inc.	91,550	10,803
*Polypore International, Inc.	112,189	1,986,867
Portec Rail Products, Inc.	21,972	259,709
*Powell Industries, Inc.	31,883	1,070,631
*Power-One, Inc.	211,685	1,663,844
*PowerSecure International, Inc.	76,400	860,264
Preformed Line Products Co.	23,031	690,930
*PRGX Global, Inc.	55,648	376,180
*Protection One, Inc.	49,995	773,423
Providence & Worcester Railroad Co.	5,200	68,380
*Quality Distribution, Inc.	85,270	596,890
Quanex Building Products Corp.	94,272	1,791,168
#Raven Industries, Inc.	49,230	1,494,623
*RBC Bearings, Inc.	57,130	1,803,023
*RCM Technologies, Inc.	155,873	640,638
#Regal-Beloit Corp.	36,174	2,288,729
*Republic Airways Holdings, Inc.	86,978	544,482
*Resources Connection, Inc.	209,836	3,680,523
Robbins & Myers, Inc.	96,400	2,497,724

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*RSC Holdings, Inc.	249,899	$2,291,574
*Rush Enterprises, Inc. Class A	70,829	1,148,846
*Rush Enterprises, Inc. Class B	40,331	554,955
*Saia, Inc.	48,804	808,682
*SatCon Technology Corp.	101,496	285,204
*Sauer-Danfoss, Inc.	105,738	1,718,242
Schawk, Inc.	63,072	1,195,214
*School Specialty, Inc.	67,783	1,590,189
Schuff International, Inc.	6,700	116,580
Seaboard Corp.	1,854	2,706,859
Servotronics, Inc.	1,500	12,885
*SFN Group, Inc.	186,396	1,593,686
SIFCO Industries, Inc.	6,663	92,349
Simpson Manufacturing Co., Inc.	127,341	4,328,321
SkyWest, Inc.	163,073	2,442,834
*SL Industries, Inc.	7,669	80,908
SmartPros, Ltd.	10,300	30,797
*Sparton Corp.	22,821	133,275
*Spherix, Inc.	37,595	50,753
*Spire Corp.	24,326	85,871
*Standard Parking Corp.	52,371	884,546
#Standard Register Co.	57,950	298,442
Standex International Corp.	34,100	813,967
*Stanley, Inc.	59,994	1,897,610
#Steelcase, Inc. Class A	188,091	1,544,227
*Sterling Construction Co., Inc.	38,527	674,222
#Sun Hydraulics, Inc.	43,103	1,207,315
Superior Uniform Group, Inc.	11,185	115,094
*Supreme Industries, Inc.	114,945	333,340
*SYKES Enterprises, Inc.	125,314	2,848,387
*Sypris Solutions, Inc.	303,843	1,364,255
#TAL International Group, Inc.	74,151	1,927,184
*Taser International, Inc.	165,993	785,147
*Team, Inc.	45,500	791,700
*TeamStaff, Inc.	13,988	14,415
*Tech/Ops Sevcon, Inc.	8,183	41,570
Technology Research Corp.	85,112	451,945
*Tecumseh Products Co. Class A	35,140	449,089
*Tecumseh Products Co. Class B	4,026	52,821
*Teledyne Technologies, Inc.	93,000	4,054,800
*Tel-Instrument Electronics	8,800	70,400
Tennant Co.	49,600	1,710,704
*Tetra Tech, Inc.	153,296	3,732,758
#Textainer Group Holdings, Ltd.	114,337	2,625,178
*Thomas & Betts Corp.	69,928	2,932,780
#Titan International, Inc.	105,969	1,315,075
#*Titan Machinery, Inc.	41,479	596,468
Todd Shipyards Corp.	25,294	401,669
#Toro Co.	76,854	4,376,067
*Trailer Bridge, Inc.	11,600	59,740
*Transcat, Inc.	5,900	44,250
*TRC Cos., Inc.	381,979	1,184,135
Tredegar Industries, Inc.	86,991	1,484,066
#*Trex Co., Inc.	43,500	1,065,315
*Trimas Corp.	127,478	1,296,451
#Trinity Industries, Inc.	187,600	4,669,364
Triumph Group, Inc.	41,975	3,255,581
*TrueBlue, Inc.	127,626	2,015,215
*Tufco Technologies, Inc.	4,700	20,492
#*Tutor Perini Corp.	116,500	2,827,455
Twin Disc, Inc.	26,628	375,987

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*U.S. Home Systems, Inc.	2,227	$7,772
#*UAL Corp.	273,284	5,897,469
*Ultralife Corp.	29,715	124,506
*United Capital Corp.	28,013	695,563
*United Rentals, Inc.	145,071	2,083,220
*United Stationers, Inc.	76,209	4,665,515
Universal Forest Products, Inc.	72,537	3,050,181
*Universal Power Group, Inc.	8,999	28,707
*Universal Security Instruments, Inc.	5	35
*Universal Truckload Services, Inc.	35,278	644,176
*UQM Technologies, Inc.	84,121	367,609
#*US Airways Group, Inc.	402,800	2,847,796
US Ecology, Inc.	55,250	861,900
*USA Truck, Inc.	25,314	466,284
#*USG Corp.	225,188	5,314,437
UTi Worldwide, Inc.	241,677	3,830,580
#*Valence Technology, Inc.	19,099	20,054
*Valpey Fisher Corp.	8,710	19,598
*Versar, Inc.	24,600	80,934
Viad Corp.	56,800	1,329,120
*Vicor Corp.	111,287	1,682,659
Virco Manufacturing Corp.	31,531	113,512
*Volt Information Sciences, Inc.	127,547	1,599,439
VSE Corp.	11,566	464,838
*Wabash National Corp.	490,296	4,765,677
*Waste Services, Inc.	40,240	452,298
Watsco, Inc. Class A	64,000	3,790,080
Watsco, Inc. Class B	12,822	769,320
Watts Water Technologies, Inc.	82,680	2,933,486
*WCA Waste Corp.	53,626	265,985
#Werner Enterprises, Inc.	203,184	4,555,385
#*WESCO International, Inc.	98,371	3,995,830
*Willdan Group, Inc.	5,300	12,349
*Willis Lease Finance Corp.	26,890	377,536
Woodward Governor Co.	101,451	3,251,505
*WSI Industries, Inc.	1,900	4,503
*Xerium Technologies, Inc.	70,095	81,310
#*YRC Worldwide, Inc.	450,358	250,714

Total Industrials		575,017,862

Information Technology — (16.0%)
#*3PAR, Inc.	148,926	1,389,480
*ACI Worldwide, Inc.	95,284	1,790,386
*Acme Packet, Inc.	161,675	4,226,185
*Acorn Energy, Inc.	33,938	191,410
*Actel Corp.	80,176	1,244,332
*ActivIdentity Corp.	747,561	2,190,354
*Actuate Corp.	126,600	716,556
*Acxiom Corp.	214,877	4,099,853
*Adaptec, Inc.	294,478	909,937
#*ADC Telecommunications, Inc.	271,489	2,174,627
*Adept Technology, Inc.	15,303	90,441
#Adtran, Inc.	210,232	5,627,911
*Advanced Analogic Technologies, Inc.	116,551	442,894
*Advanced Energy Industries, Inc.	117,352	1,727,421
*Advanced Photonix, Inc.	5,345	3,047
*Advent Software, Inc.	76,915	3,475,020
*Aehr Test Systems	8,900	26,166
*Aetrium, Inc.	3,018	10,352
Agilysys, Inc.	116,433	1,263,298
American Software, Inc. Class A	58,905	376,403

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Amkor Technology, Inc.	485,482	$3,660,534
*Amtech Systems, Inc.	24,270	232,264
*Anadigics, Inc.	181,368	912,281
*Analysts International Corp.	64,790	191,778
*Anaren, Inc.	41,600	616,512
#*Anixter International, Inc.	84,310	4,417,844
*Applied Micro Circuits Corp.	190,714	2,151,254
*ArcSight, Inc.	84,949	1,930,891
#*Ariba, Inc.	213,669	3,049,057
*Arris Group, Inc.	346,782	4,261,951
*Art Technology Group, Inc.	428,874	1,835,581
*Aruba Networks, Inc.	223,309	2,804,761
*Aspen Technology, Inc.	266,089	3,131,868
*Astea International, Inc.	2,800	9,576
Astro-Med, Inc.	13,856	105,306
#*Atheros Communications, Inc.	149,872	5,821,028
#*ATMI, Inc.	79,643	1,443,928
*AuthenTec, Inc.	34,539	88,765
*Authentidate Holding Corp.	97,700	73,373
*Autobytel, Inc.	769,313	715,384
*Aviat Networks, Inc.	148,168	963,092
*Avid Technology, Inc.	116,463	1,700,360
*Aware, Inc.	24,003	59,767
*Axcelis Technologies, Inc.	305,496	727,080
*AXT, Inc.	194,435	849,681
Bel Fuse, Inc. Class A	8,710	189,355
Bel Fuse, Inc. Class B	26,643	623,979
#*Bell Microproducts, Inc.	94,771	663,397
*Benchmark Electronics, Inc.	109,971	2,379,772
*BigBand Networks, Inc.	109,203	360,370
*Bitstream, Inc.	7,200	57,240
Black Box Corp.	47,402	1,478,468
Blackbaud, Inc.	111,339	2,566,364
#*Blackboard, Inc.	89,964	3,827,968
*Blonder Tongue Laboratories, Inc.	20,136	23,156
*Blue Coat Systems, Inc.	112,372	3,655,461
*Bogen Communications International, Inc.	11,900	20,528
*Bottomline Technologies, Inc.	72,694	1,264,876
*Brightpoint, Inc.	188,617	1,525,912
#*BroadVision, Inc.	4,855	62,678
*Brooks Automation, Inc.	174,253	1,693,739
*Bsquare Corp.	32,868	85,457
*Cabot Microelectronics Corp.	63,604	2,439,849
#*CACI International, Inc.	75,301	3,571,526
*Cadence Design Systems, Inc.	595,611	4,443,258
*CalAmp Corp.	457,346	1,303,436
*Callidus Software, Inc.	76,856	243,634
*Cascade Microtech, Inc.	47,899	230,394
Cass Information Systems, Inc.	21,889	696,070
*Cavium Networks, Inc.	109,102	3,012,306
*CEVA, Inc.	61,567	753,580
*Checkpoint Systems, Inc.	120,500	2,722,095
*Chyron International Corp.	1,822	3,371
*Ciber, Inc.	181,963	722,393
#*Ciena Corp.	220,893	4,084,312
*Cirrus Logic, Inc.	163,689	2,080,487
*Clarus Corp.	32,100	171,735
*Clearfield, Inc.	87,411	218,528
*Cogent, Inc.	224,360	2,322,126
Cognex Corp.	99,161	2,073,457
#*Coherent, Inc.	78,193	2,937,711

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Cohu, Inc.	63,581	$1,026,833
*Comarco, Inc.	34,669	87,366
—#*Commerce One LLC	45,000	—
Communications Systems, Inc.	31,398	403,150
*CommVault Systems, Inc.	114,867	2,406,464
#*Compellent Technologies, Inc.	75,732	951,951
*Computer Task Group, Inc.	47,700	447,903
*Compuware Corp.	11,000	94,600
*comScore, Inc.	72,714	1,319,759
*Comtech Telecommunications Corp.	70,709	2,208,949
*Comverge, Inc.	57,100	647,514
#*Concur Technologies, Inc.	103,664	4,344,558
*Concurrent Computer Corp.	20,616	115,862
*Conexant Systems, Inc.	219,188	668,523
#*Constant Contact, Inc.	72,886	1,862,237
*Convergys Corp.	330,291	4,174,878
*CPI International, Inc.	36,711	493,029
*Cray, Inc.	114,441	773,621
*CSG Systems International, Inc.	123,232	2,799,831
*CSP, Inc.	8,385	28,844
CTS Corp.	74,246	779,583
*CVD Equipment Corp.	11,029	38,932
*CyberOptics Corp.	14,954	165,840
#*CyberSource Corp.	188,388	4,837,804
*Cymer, Inc.	85,386	2,915,932
*Cypress Semiconductor Corp.	356,616	4,596,780
#Daktronics, Inc.	115,216	965,510
*Data I/O Corp.	7,300	33,653
*Datalink Corp.	26,011	117,050
*Dataram Corp.	75,582	179,885
*DataTRAK International, Inc.	2,915	1,720
*Datawatch Corp.	3,832	10,653
*DDi Corp.	48,894	418,533
#*DealerTrack Holdings, Inc.	92,253	1,406,858
*Deltek, Inc.	97,375	766,341
*DemandTec, Inc.	61,772	417,579
*DG FastChannel, Inc.	66,660	2,345,099
*Dice Holdings, Inc.	153,723	1,332,778
*Digi International, Inc.	76,915	823,760
*Digimarc Corp.	18,275	329,133
*Digital Angel Corp.	21,399	13,909
#*Digital River, Inc.	104,358	2,915,763
#*Diodes, Inc.	118,174	2,537,196
*Ditech Networks, Inc.	98,647	152,903
*DivX, Inc.	85,760	716,954
*Dot Hill Systems Corp.	736,220	1,273,661
*Double-Take Software, Inc.	53,306	573,040
*DSP Group, Inc.	100,273	819,230
#*DTS, Inc.	50,689	1,684,902
*Dynamics Research Corp.	99,797	1,427,097
#Earthlink, Inc.	348,197	3,140,737
*Easylink Services International Corp.	3,800	9,690
#*Ebix, Inc.	84,930	1,381,811
#*Echelon Corp.	93,650	884,992
*EchoStar Corp.	52,060	1,000,073
*EDGAR Online, Inc.	21,300	43,878
*Edgewater Technology, Inc.	46,668	147,471
*Elecsys Corp.	10,567	42,268
Electro Rent Corp.	69,056	986,810
*Electronics for Imaging, Inc.	124,084	1,594,479
*eLoyalty Corp.	24,375	170,625

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*EMCORE Corp.	147,150	$197,181
*EMS Technologies, Inc.	42,168	670,050
*Emulex Corp.	218,705	2,569,784
*Endwave Corp.	22,662	68,666
*Entegris, Inc.	354,394	2,193,699
*Entorian Technologies, Inc.	10,595	19,495
*Entropic Communications, Inc.	178,799	944,059
*Epicor Software Corp.	188,822	1,733,386
#*EPIQ Systems, Inc.	80,149	965,795
*ePlus, Inc.	15,767	293,424
*Euronet Worldwide, Inc.	178,724	2,847,073
*Evolving Systems, Inc.	5,500	39,930
*Exar Corp.	156,772	1,158,545
*ExlService Holdings, Inc.	75,216	1,197,439
*Extreme Networks	267,591	891,078
Fair Isaac Corp.	116,200	2,447,172
*Fairchild Semiconductor Corp. Class A	333,393	3,740,669
*FalconStor Software, Inc.	102,855	307,536
*Faro Technologies, Inc.	42,919	1,081,988
#*FEI Co.	92,550	2,082,375
#*Finisar Corp.	200,235	2,995,516
#*FormFactor, Inc.	116,343	1,746,308
*Forrester Research, Inc.	62,587	2,009,669
*Frequency Electronics, Inc.	50,409	279,266
*FSI International, Inc.	85,371	326,117
*Gerber Scientific, Inc.	169,522	1,220,558
*Giga-Tronics, Inc.	3,942	10,013
*GigOptix, Inc.	7,585	30,719
*Global Cash Access, Inc.	227,205	1,972,139
*Globecomm Systems, Inc.	53,925	420,076
*Glu Mobile, Inc.	6,246	9,681
*GSE Systems, Inc.	40,615	227,444
#*GSI Commerce, Inc.	163,016	4,442,186
*GSI Technology, Inc.	68,580	443,713
*GTSI Corp.	87,477	559,853
*Guidance Software, Inc.	49,047	288,396
*Hackett Group, Inc.	134,533	378,038
*Harmonic, Inc.	300,291	2,053,990
Heartland Payment Systems, Inc.	102,197	1,878,381
*Henry Bros. Electronics, Inc.	13,944	58,565
—*Here Media, Inc.	22,918	—
—*Here Media, Inc. Special Shares	22,918	—
#*Hittite Microwave Corp.	75,498	3,871,537
*Hughes Communications, Inc.	51,746	1,443,713
*Hutchinson Technology, Inc.	84,052	511,877
*Hypercom Corp.	918,056	3,809,932
*I.D. Systems, Inc.	7,389	24,162
#*ICx Technologies, Inc.	87,368	615,944
*IEC Electronics Corp.	22,400	118,272
iGATE Corp.	144,565	1,789,715
*Ikanos Communications, Inc.	245,090	693,605
*Imation Corp.	87,069	943,828
Imergent, Inc.	24,597	155,699
*Immersion Corp.	75,600	423,360
*Infinera Corp.	231,811	2,121,071
*infoGROUP, Inc.	138,067	1,105,917
*InfoSpace, Inc.	186,117	1,948,645
*Innodata Isogen, Inc.	57,716	199,697
*Insight Enterprises, Inc.	123,941	1,862,833
*InsWeb Corp.	1,533	7,726
*Integral Systems, Inc.	61,350	534,972

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Integral Vision, Inc.	2,209	$82
*Integrated Device Technology, Inc.	425,418	2,812,013
*Integrated Silicon Solution, Inc.	149,581	1,844,334
#*Intellicheck Mobilisa, Inc.	64,234	119,475
*Intelligroup, Inc.	29,800	117,710
*Interactive Intelligence, Inc.	46,736	923,971
#*InterDigital, Inc.	135,597	3,751,969
*Interlink Electronics, Inc.	23,100	8,316
*Intermec, Inc.	169,500	1,944,165
*Internap Network Services Corp.	132,521	765,971
*International Rectifier Corp.	171,811	3,955,089
*Internet Brands, Inc.	102,499	1,060,865
*Internet Capital Group, Inc.	132,234	1,307,794
*Interphase Corp.	10,478	26,405
Intersil Corp.	4,642	69,073
*Intest Corp.	45,877	150,018
*Intevac, Inc.	60,036	835,701
*IntriCon Corp.	15,310	55,116
*INX, Inc.	5,600	27,104
*iPass, Inc.	525,197	756,284
*IPG Photonics Corp.	204,333	3,577,871
*Isilon Systems, Inc.	162,444	2,108,523
*Iteris, Inc.	19,424	36,323
*Ixia	165,524	1,696,621
*IXYS Corp.	93,924	848,134
*j2 Global Communications, Inc.	133,364	3,211,405
*Jaco Electronics, Inc.	66,196	25,155
*JDA Software Group, Inc.	112,167	3,241,626
*JDS Uniphase Corp.	448,452	5,825,391
Keithley Instruments, Inc.	34,912	297,101
*Kemet Corp.	190,656	392,751
*Kenexa Corp.	61,019	915,895
*KEY Tronic Corp.	23,771	150,946
Keynote Systems, Inc.	33,400	366,732
*KIT Digital, Inc.	22,388	323,954
*Knot, Inc. (The)	77,157	625,743
*Kopin Corp.	225,067	947,532
#*Kulicke & Soffa Industries, Inc.	188,454	1,545,323
*KVH Industries, Inc.	38,501	580,210
*L-1 Identity Solutions, Inc.	228,193	1,978,433
*Lantronix, Inc.	2,333	9,705
*LaserCard Corp.	27,883	158,654
*Lattice Semiconductor Corp.	478,626	2,522,359
*Lawson Software, Inc.	558,060	4,330,546
*LeCroy Corp.	214,992	1,257,703
#*LightPath Technologies, Inc.	1,850	4,088
*Limelight Networks, Inc.	205,568	826,383
*Lionbridge Technologies, Inc.	141,966	768,036
*Liquidity Services, Inc.	69,356	788,578
*Littlefuse, Inc.	54,600	2,305,758
*Logic Devices, Inc.	6,400	8,896
*LoJack Corp.	40,877	170,866
#*LoopNet, Inc.	131,284	1,480,884
#*Loral Space & Communications, Inc.	128,378	5,527,957
*LTX-Credence Corp.	1,022,179	3,465,187
*Mace Security International, Inc.	38,900	33,648
#*Magma Design Automation, Inc.	126,326	454,774
*Management Network Group, Inc.	44,954	129,917
#*Manhattan Associates, Inc.	72,894	2,089,142
*ManTech International Corp. Class A	14,801	666,489
Marchex, Inc.	72,076	379,120

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Mastech Holdings, Inc.	27	$115
*Mattson Technology, Inc.	134,938	607,221
Maximus, Inc.	59,200	3,665,072
#*Maxwell Technologies, Inc.	61,901	893,231
*Measurement Specialties, Inc.	38,560	635,083
#*Mechanical Technology, Inc.	7	5
*MEMSIC, Inc.	4,050	13,446
*Mentor Graphics Corp.	315,130	2,833,019
*Mercury Computer Systems, Inc.	242,326	3,116,312
Mesa Laboratories, Inc.	14,103	364,139
Methode Electronics, Inc.	100,500	1,115,550
Micrel, Inc.	155,773	1,817,871
*Microsemi Corp.	223,988	3,709,241
*MicroStrategy, Inc.	26,300	2,014,580
*Microtune, Inc.	139,336	373,420
*Mindspeed Technologies, Inc.	79,081	793,182
*MIPS Technologies, Inc.	133,600	666,664
*MKS Instruments, Inc.	153,686	3,485,598
Mocon, Inc.	23,101	258,038
*ModusLink Global Solutions, Inc.	164,796	1,471,628
*MoneyGram International, Inc.	197,475	602,299
*Monolithic Power Systems, Inc.	88,119	2,172,133
*Monotype Imaging Holdings, Inc.	84,924	886,607
*MoSys, Inc.	78,158	337,643
*Move, Inc.	430,869	947,912
*MRV Communications, Inc.	739,416	1,138,701
*MTM Technologies, Inc.	306	129
MTS Systems Corp.	49,787	1,487,138
*Multi-Fineline Electronix, Inc.	57,663	1,494,625
#*Nanometrics, Inc.	185,321	1,982,935
*NAPCO Security Technologies, Inc.	9,511	22,922
#*NCI, Inc.	21,183	601,809
*Netezza Corp.	139,971	1,916,203
*NETGEAR, Inc.	94,140	2,547,428
*NetList, Inc.	57,800	171,666
*NetLogic Microsystems, Inc.	133,756	4,169,175
*NetScout Systems, Inc.	98,850	1,435,302
*NetSuite, Inc.	144,804	2,040,288
*Network Engines, Inc.	124,077	378,435
*Network Equipment Technologies, Inc.	66,715	342,248
*NeuStar, Inc.	108,300	2,650,101
*Newport Corp.	6,218	73,559
*Newtek Business Services, Inc.	157,795	235,115
*NextWave Wireless, Inc.	82,078	34,555
NIC, Inc.	175,465	1,237,028
#*Novatel Wireless, Inc.	67,385	461,587
#*Novell, Inc.	792,789	4,447,546
*Nu Horizons Electronics Corp.	189,116	680,818
*NumereX Corp. Class A	28,766	133,762
O.I. Corp.	8,590	78,083
*Occam Networks, Inc.	87,988	573,682
*Oclaro, Inc.	101,909	1,562,271
*OmniVision Technologies, Inc.	138,900	2,439,084
*Omtool, Ltd.	3,470	4,077
*Online Resources Corp.	69,108	322,043
*Onvia, Inc.	12,730	92,292
*Openwave Systems, Inc.	687,710	1,533,593
*Oplink Communications, Inc.	56,439	852,793
OPNET Technologies, Inc.	58,911	946,111
*Opnext, Inc.	168,626	396,271
*OPTi, Inc.	11,000	43,450

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Optical Cable Corp.	15,754	$51,516
*Orbcomm, Inc.	58,737	129,809
*OSI Systems, Inc.	48,000	1,249,920
*Overland Storage, Inc.	66,392	195,856
#*Palm, Inc.	62,396	361,897
*PAR Technology Corp.	34,885	244,544
*Parametric Technology Corp.	203,813	3,788,884
Park Electrochemical Corp.	55,450	1,675,144
#*ParkerVision, Inc.	76,939	145,415
*PC Connection, Inc.	45,278	311,513
*PC Mall, Inc.	40,500	210,195
*PC-Tel, Inc.	61,900	402,969
*PDF Solutions, Inc.	59,424	294,149
*Peerless Systems Corp.	22,500	63,450
Pegasystems, Inc.	96,987	3,071,578
*Perceptron, Inc.	16,230	76,443
*Perficient, Inc.	76,305	951,523
*Performance Technologies, Inc.	40,315	112,882
*Pericom Semiconductor Corp.	60,992	712,387
*Pervasive Software, Inc.	42,607	212,183
#*PFSweb, Inc.	6,817	32,381
*Phoenix Technologies, Ltd.	83,320	249,127
*Photronics, Inc.	117,006	637,683
*Pixelworks, Inc.	36,329	174,379
*Planar Systems, Inc.	299,070	780,573
Plantronics, Inc.	144,900	4,810,680
*PLATO Learning, Inc.	315,693	1,783,665
*Plexus Corp.	107,380	3,978,429
*PLX Technology, Inc.	88,581	465,050
*PMC — Sierra, Inc.	345,854	3,060,808
#Power Integrations, Inc.	68,800	2,647,424
*Powerwave Technologies, Inc.	852,368	1,508,691
*Presstek, Inc.	77,688	358,919
—*Price Communications Liquidation Trust	159,870	21,835
*Progress Software Corp.	107,903	3,479,872
*PROS Holdings, Inc.	61,606	560,615
QAD, Inc.	124,687	688,272
Qualstar Corp.	27,000	52,650
*Quantum Corp.	554,458	1,607,928
*Quest Software, Inc.	296,730	5,201,677
*QuickLogic Corp.	80,269	287,363
*Radiant Systems, Inc.	80,136	1,127,514
*RadiSys Corp.	131,988	1,292,163
*Ramtron International Corp.	66,700	224,779
*RealNetworks, Inc.	375,119	1,556,744
*Reis, Inc.	35,041	209,545
*Relm Wireless Corp.	32,343	105,438
Renaissance Learning, Inc.	71,987	1,022,935
*Research Frontiers, Inc.	4,300	13,803
*RF Industries, Ltd.	5,641	28,713
*RF Micro Devices, Inc.	1,055,523	5,932,039
*RF Monolithics, Inc.	23,489	27,717
Richardson Electronics, Ltd.	61,920	711,461
*RightNow Technologies, Inc.	86,242	1,414,369
*Rimage Corp.	21,773	382,116
*Riverbed Technology, Inc.	146,971	4,554,631
*Rofin-Sinar Technologies, Inc.	91,954	2,442,298
*Rogers Corp.	37,200	1,245,084
#*Rubicon Technology, Inc.	48,116	1,305,868
*Rudolph Technologies, Inc.	331,755	3,161,625
*S1 Corp.	176,311	1,087,839

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Saba Software, Inc.	77,024	$392,822
*Salary.com, Inc.	66,643	194,598
*Sanmina-SCI Corp.	212,811	3,794,420
Sapient Corp.	346,107	3,540,675
*SAVVIS, Inc.	132,120	2,325,312
*ScanSource, Inc.	70,300	1,958,558
*Schmitt Industries, Inc.	2,366	9,109
*Scientific Learning Corp.	7,350	37,191
*SCM Microsystems, Inc.	50,472	78,232
*SeaChange International, Inc.	79,673	663,676
*Selectica, Inc.	7,416	41,530
*Semtech Corp.	166,517	3,022,284
Servidyne, Inc.	346	1,166
*ShoreTel, Inc.	99,972	654,817
*Sigma Designs, Inc.	58,500	693,810
*Sigmatron International, Inc.	2,200	13,860
*Silicon Graphics International Corp.	72,961	721,584
*Silicon Image, Inc.	203,701	757,768
*Simulations Plus, Inc.	36,778	91,945
*Skyworks Solutions, Inc.	118,795	2,000,508
*Smart Modular Technologies (WWH), Inc.	167,728	1,177,451
*Smith Micro Software, Inc.	85,101	807,608
*Soapstone Networks, Inc.	53,559	1,446
*Sonic Foundry, Inc.	11,010	83,126
#*Sonic Solutions, Inc.	88,589	1,111,792
*SonicWALL, Inc.	130,179	1,318,713
*Sonus Networks, Inc.	714,114	1,849,555
*Soundbite Communications, Inc.	2,200	6,622
*Sourcefire, Inc.	66,718	1,492,482
*Spark Networks, Inc.	33,052	114,360
*Spectrum Control, Inc.	45,591	633,715
*SRA International, Inc.	114,800	2,649,584
*SRS Labs, Inc.	35,331	330,698
*Stamps.com, Inc.	52,923	560,984
*Standard Microsystems Corp.	60,217	1,546,373
*StarTek, Inc.	53,389	361,977
#*STEC, Inc.	131,815	1,830,910
*SteelCloud, Inc.	9,647	866
#*Stratasys, Inc.	58,900	1,404,176
*Stream Global Services, Inc.	300	2,064
*SuccessFactors, Inc.	171,988	3,599,709
*Sunrise Telecom, Inc.	18,500	13,690
*Super Micro Computer, Inc.	96,947	1,374,708
*Supertex, Inc.	36,000	972,360
*Support.com, Inc.	138,452	603,651
*Switch & Data Facilities Co., Inc.	76,044	1,459,284
Sycamore Networks, Inc.	73,328	1,451,161
*Symmetricom, Inc.	351,357	2,329,497
*Symyx Technologies, Inc.	145,772	794,457
#*Synaptics, Inc.	105,950	3,244,189
*Synchronoss Technologies, Inc.	74,468	1,521,381
*SYNNEX Corp.	82,800	2,270,376
Syntel, Inc.	108,782	3,929,206
Taitron Components, Inc.	2,900	4,698
#*Take-Two Interactive Software, Inc.	209,601	2,278,363
*Taleo Corp.	106,863	2,776,301
*Tech Data Corp.	48,847	2,095,536
Technical Communications Corp.	400	5,240
Technitrol, Inc.	94,619	510,943
*TechTarget, Inc.	41,230	199,966
*TechTeam Global, Inc.	39,271	241,909

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Tekelec	182,792	$3,314,019
*TeleCommunication Systems, Inc.	101,499	701,358
*TeleTech Holdings, Inc.	154,288	2,553,466
*Telular Corp.	25,926	79,334
#*Teradyne, Inc.	354,215	4,332,049
#*Terremark Worldwide, Inc.	267,215	1,915,932
Tessco Technologies, Inc.	17,006	432,633
*Tessera Technologies, Inc.	109,065	2,211,838
TheStreet.com, Inc.	85,133	324,357
#*THQ, Inc.	162,200	1,232,720
*TIBCO Software, Inc.	474,473	5,408,992
*Tier Technologies, Inc.	56,086	469,440
*TII Network Technologies, Inc.	2,460	3,444
#*TiVo, Inc.	252,759	4,428,338
*TNS, Inc.	59,210	1,536,500
*Tollgrade Communications, Inc.	157,918	1,004,358
*Track Data Corp.	9,829	35,384
*Transact Technologies, Inc.	27,550	206,350
*Trans-Lux Corp.	4,588	3,212
*TranSwitch Corp.	23,072	60,218
*Travelzoo, Inc.	38,102	759,754
*Trident Microsystems, Inc.	37,800	65,394
*Trio-Tech International	400	1,656
*Triquint Semiconductor, Inc.	406,755	3,066,933
*TSR, Inc.	10,113	25,485
*TTM Technologies, Inc.	101,000	1,096,860
#*Tyler Technologies, Inc.	109,800	1,870,992
Ulticom, Inc.	27,882	273,941
#*Ultimate Software Group, Inc.	66,599	2,227,737
*Ultra Clean Holdings, Inc.	51,482	508,127
*Ultratech, Inc.	56,799	834,377
*Unica Corp.	49,937	463,415
*Unisys Corp.	101,453	2,842,713
United Online, Inc.	236,535	1,885,184
#*Universal Display Corp.	88,916	1,187,029
#*UTStarcom, Inc.	492,023	1,402,266
*ValueClick, Inc.	248,376	2,553,305
#*Veeco Instruments, Inc.	92,470	4,067,755
*VeriFone Holdings, Inc.	226,455	4,309,439
*Verint Systems, Inc.	84,334	2,239,068
*Viasat, Inc.	87,191	3,090,921
*Viasystems Group, Inc.	37,191	799,606
*Vicon Industries, Inc.	15,389	74,021
*Video Display Corp.	20,028	100,541
*Virage Logic Corp.	67,525	626,632
#*Virnetx Holding Corp.	100,024	535,128
*Virtusa Corp.	101,223	1,041,585
*Vishay Intertechnology, Inc.	395,507	4,117,228
#*Vocus, Inc.	44,516	758,998
*Volterra Semiconductor Corp.	64,276	1,540,053
Wayside Technology Group, Inc.	3,900	37,245
*Web.com Group, Inc.	163,052	787,541
*WebMediaBrands, Inc.	186,147	195,454
*Websense, Inc.	118,472	2,697,607
*Westell Technologies, Inc.	315,209	453,901
*Winland Electronics, Inc.	23,806	20,235
*Wireless Ronin Technologies, Inc.	38,895	68,066
*Wireless Telecom Group, Inc.	64,560	58,104
*WPCS International, Inc.	34,365	109,624
*Wright Express Corp.	91,552	3,110,021
*X-Rite, Inc.	6,961	22,971

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Zebra Technologies Corp. Class A	132,051	$3,836,082
*Zhone Technologies, Inc.	57,721	122,369
*Zix Corp.	76,239	187,548
*Zoran Corp.	187,740	1,826,710
*Zygo Corp.	44,540	420,903

Total Information Technology		647,017,303

Materials — (4.3%)
A. Schulman, Inc.	70,355	1,829,934
*A.M. Castle & Co.	54,973	754,230
*AEP Industries, Inc.	16,412	453,464
#AMCOL International Corp.	82,347	2,366,653
*American Pacific Corp.	25,833	157,581
American Vanguard Corp.	54,302	439,846
*Arabian American Development Co.	10,953	30,340
Arch Chemicals, Inc.	70,242	2,388,930
Balchem Corp.	73,506	1,906,759
*Boise, Inc.	251,843	1,735,198
*Brush Engineered Materials, Inc.	45,700	1,358,661
*Buckeye Technologies, Inc.	139,464	1,969,232
*Bway Holding Co.	53,995	1,068,021
Cabot Corp.	150,335	4,891,901
*Calgon Carbon Corp.	148,831	2,306,880
#Carpenter Technology Corp.	105,694	4,150,603
*Century Aluminum Co.	249,795	3,367,237
*Clearwater Paper Corp.	28,428	1,810,295
*Coeur d’Alene Mines Corp.	187,572	3,361,290
*Continental Materials Corp.	300	4,845
*Core Molding Technologies, Inc.	10,317	54,680
Cytec Industries, Inc.	93,761	4,506,154
Deltic Timber Corp.	34,133	1,796,078
*Detrex Corp.	500	1,682
#*Domtar Corp.	66,476	4,709,160
Eagle Materials, Inc.	105,138	3,350,748
*Ferro Corp.	231,433	2,527,248
Flamemaster Corp.	189	761
#*Flotek Industries, Inc.	23,500	47,705
Friedman Industries, Inc.	21,781	128,944
*General Moly, Inc.	195,899	732,662
*Georgia Gulf Corp.	64,904	1,333,128
*Graphic Packaging Holding Co.	424,798	1,567,505
H.B. Fuller Co.	162,218	3,804,012
Hawkins, Inc.	40,720	1,092,110
Haynes International, Inc.	32,487	1,166,608
*Headwaters, Inc.	145,066	870,396
#*Hecla Mining Co.	644,030	3,844,859
*Horsehead Holding Corp.	110,481	1,312,514
Huntsman Corp.	343,220	3,916,140
ICO, Inc.	62,985	539,781
*Impreso, Inc.	5,200	4,030
Innophos Holdings, Inc.	65,998	1,880,283
*Innospec, Inc.	52,839	703,287
Kaiser Aluminum Corp.	50,664	2,036,186
*KapStone Paper & Packaging Corp.	121,301	1,564,783
KMG Chemicals, Inc.	30,213	557,128
Koppers Holdings, Inc.	49,930	1,406,528
*Kronos Worldwide, Inc.	9,097	172,843
*Landec Corp.	73,100	448,103
#*Louisiana-Pacific Corp.	306,024	3,598,842
*LSB Industries, Inc.	57,311	1,017,843
*Material Sciences Corp.	254,823	902,073

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Mercer International, Inc.	87,830	$483,943
Minerals Technologies, Inc.	50,300	2,902,310
*Mines Management, Inc.	59,644	162,232
*Mod-Pac Corp.	30,416	174,284
Myers Industries, Inc.	93,638	1,016,909
Neenah Paper, Inc.	104,799	1,833,982
NewMarket Corp.	43,500	4,785,000
NL Industries, Inc.	123,090	1,045,034
*Northern Technologies International Corp.	15,408	146,068
Olin Corp.	209,002	4,389,042
Olympic Steel, Inc.	25,800	819,924
*OM Group, Inc.	86,800	3,276,700
*Omnova Solutions, Inc.	119,268	912,400
P.H. Glatfelter Co.	123,576	1,815,331
*Penford Corp.	49,937	461,917
*PolyOne Corp.	245,645	2,778,245
Quaker Chemical Corp.	30,120	947,876
*Rock of Ages Corp.	56,133	196,466
Rock-Tenn Co. Class A	68,000	3,508,800
*Rockwood Holdings, Inc.	162,997	4,880,130
*RTI International Metals, Inc.	72,000	1,947,600
Schnitzer Steel Industries, Inc. Class A	53,310	2,878,740
Schweitzer-Maudoit International, Inc.	74,268	4,227,335
*Senomyx, Inc.	70,602	301,471
Sensient Technologies Corp.	125,500	3,957,015
*Solutia, Inc.	279,292	4,915,539
*Spartech Corp.	100,918	1,437,072
Stepan Co.	24,400	1,848,300
*Stillwater Mining Co.	231,797	3,917,369
Synalloy Corp.	13,650	134,316
Temple-Inland, Inc.	153,875	3,588,365
#Texas Industries, Inc.	63,131	2,388,877
#*Titanium Metals Corp.	4,335	66,846
*U.S. Concrete, Inc.	230,460	122,144
*U.S. Energy Corp.	10,000	61,200
#*U.S. Gold Corp.	243,477	830,257
*UFP Technologies, Inc.	3,500	36,750
*United States Lime & Minerals, Inc.	18,396	749,637
*Universal Stainless & Alloy Products, Inc.	14,815	345,634
Valhi, Inc.	36,649	1,048,894
Vulcan International Corp.	700	28,350
*Wausau Paper Corp.	351,094	3,107,182
*Webco Industries, Inc.	600	39,900
Westlake Chemical Corp.	131,818	3,701,449
*Williams Industries, Inc.	1,200	1,860
#Worthington Industries, Inc.	189,979	3,033,965
*WR Grace & Co.	158,768	4,586,808
#Zep, Inc.	51,839	955,911
*Zoltek Cos., Inc.	69,430	683,191

Total Materials		175,425,274

Other — (0.0%)
—Allen Organ Co. Escrow Shares	800	1,316
—*Avigen, Inc. Escrow Shares	193,723	—
—*Big 4 Ranch, Inc.	3,200	—
—*DLB Oil & Gas, Inc. Escrow Shares	1,300	—
—*ePresence, Inc. Escrow Shares	25,100	—
—*iGo, Inc. Escrow Shares	4,100	—
—*Landco Real Estate LLC	800	—
—*MAIR Holdings, Inc. Escrow Shares	51,616	—
—*Noel Group, Inc.	8,000	40

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Other — (Continued)
—#*Pelican Financial, Inc. Escrow Shares	300	$—
—*Petrocorp, Inc. Escrow Shares	6,900	414
—*Tripos Escrow Shares	220	20
—*Voyager Learning Co. Escrow Shares	72,800	—

Total Other		1,790

Telecommunication Services — (0.8%)
#*AboveNet, Inc.	62,529	3,160,216
Alaska Communications Systems Group, Inc.	120,143	1,028,424
*Arbinet Corp.	8,000	16,160
Atlantic Tele-Network, Inc.	36,587	2,018,871
#*Cbeyond, Inc.	66,588	1,024,123
*Cincinnati Bell, Inc.	521,305	1,756,798
*Cogent Communications Group, Inc.	106,965	1,092,113
Consolidated Communications Holdings, Inc.	79,906	1,482,256
*FiberTower Corp.	1,900	10,336
*General Communications, Inc. Class A	113,181	696,063
*Global Crossing, Ltd.	154,681	2,297,013
HickoryTech Corp.	31,780	269,177
*IDT Corp.	12,859	100,172
*IDT Corp. Class B	53,772	532,881
Iowa Telecommunications Services, Inc.	75,250	1,267,210
#*Neutral Tandem, Inc.	70,286	1,191,348
NTELOS Holdings Corp.	101,527	1,992,975
*PAETEC Holding Corp.	363,523	1,810,345
*Premiere Global Services, Inc.	199,337	1,867,788
Shenandoah Telecommunications Co.	45,592	809,714
*SureWest Communications	99,781	858,117
*Syniverse Holdings, Inc.	185,117	3,717,149
*USA Mobility, Inc.	59,017	822,697
Warwick Valley Telephone Co.	24,419	368,727
*Xeta Corp.	69,805	256,184

Total Telecommunication Services		30,446,857

Utilities — (1.8%)
#ALLETE, Inc.	97,789	3,566,365
*AMEN Properties, Inc.	19	51,538
American States Water Co.	50,131	1,870,889
Artesian Resources Corp.	14,740	279,176
#Avista Corp.	146,550	3,169,877
#Black Hills Corp.	105,099	3,456,706
*Cadiz, Inc.	32,661	407,283
#California Water Service Group	56,495	2,188,051
Central Vermont Public Service Corp.	30,350	661,934
CH Energy Group, Inc.	43,250	1,791,415
Chesapeake Utilities Corp.	23,036	693,844
#Cleco Corp.	163,687	4,485,024
Connecticut Water Services, Inc.	23,871	565,504
Delta Natural Gas Co., Inc.	7,289	215,900
*El Paso Electric Co.	125,400	2,664,750
Empire District Electric Co.	96,868	1,889,895
Energy, Inc.	6,200	71,982
*Environmental Power Corp.	29,836	2,685
#Hawaiian Electric Industries, Inc.	7,292	170,268
IDACORP, Inc.	119,400	4,307,952
Laclede Group, Inc.	60,400	2,058,432
Maine & Maritimes Corp.	4,330	189,134
MGE Energy, Inc.	57,227	2,103,665
Middlesex Water Co.	36,408	657,528
#New Jersey Resources Corp.	110,827	4,181,503
#Nicor, Inc.	3,500	152,285

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Northwest Natural Gas Co.	77,000	$3,649,030
NorthWestern Corp.	94,488	2,855,427
Pennichuck Corp.	9,415	219,087
PNM Resources, Inc.	208,009	2,826,842
Portland General Electric Co.	180,100	3,580,388
*Renegy Holdings, Inc.	2,699	1,754
RGC Resources, Inc.	3,464	109,878
SJW Corp.	49,450	1,358,886
South Jersey Industries, Inc.	79,828	3,601,041
Southwest Gas Corp.	119,700	3,722,670
Southwest Water Co.	68,167	727,342
UIL Holdings Corp.	71,866	2,086,270
Unisource Energy Corp.	94,485	3,148,240
#Unitil Corp.	35,369	780,948
WGL Holdings, Inc.	37,929	1,355,582
York Water Co.	27,321	375,664

Total Utilities		72,252,634

TOTAL COMMON STOCKS		3,309,155,353

	Shares
EXCHANGE-TRADED FUND — (0.1%)
UNITED STATES — (0.1%)
iShares Russell 2000 Index Fund	33,300	2,383,614

RIGHTS/WARRANTS — (0.0%)
*Accuride Corp. Warrants 02/26/12	35,197	8,095
—*Bank of Florida Corp. Rights 05/21/10	309,423	64,979
*Caliper Life Sciences, Inc. Warrants 08/10/11	44	11
—*Contra Pharmacopeia Contingent Value Rights	20,649	—
—CSF Holding, Inc. Litigation Rights	3,250	—
*Federal-Mogul Corp. Warrants 12/27/14	4,373	2,405
—*Lantronix, Inc. Warrants	65	—
—*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	344,196	—
—*Mossimo, Inc. Contingent Rights	16,100	—
—*Tengasco, Inc. Warrants	683	—
*Valley National Bancorp Warrants 06/30/15	616	2,341

TOTAL RIGHTS/WARRANTS		77,831

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $62,710,000 FNMA 3.52%, 03/01/40, valued at $63,385,285) to be repurchased at $62,446,989	$62,446	62,446,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.7%)
§@DFA Short Term Investment Fund	641,398,773	641,398,773
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $48,006,485 FHLMC 5.765%(r), 11/01/36 & FNMA 3.607%(r), 02/01/40, valued at $21,972,852) to be repurchased at $21,333,182	$21,333	21,332,866
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $16,120,000 FNMA 4.000%, 01/01/39, valued at $14,190,869) to be repurchased at $13,776,708	13,776	13,776,478

TOTAL SECURITIES LENDING COLLATERAL		676,508,117

U.S. SMALL CAP PORTFOLIO

CONTINUED

Value†
TOTAL INVESTMENTS — (100.0%) (Cost $3,412,523,196)	$4,050,570,915

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (86.3%)
Consumer Discretionary — (16.2%)
*1-800-FLOWERS.COM, Inc.	161,868	$462,942
*4Kids Entertainment, Inc.	123,488	133,367
*AC Moore Arts & Crafts, Inc.	200,906	819,696
Acme United Corp.	31,807	362,600
*AFC Enterprises, Inc.	78,390	855,235
*AH Belo Corp.	258,967	2,201,219
*Aldila, Inc.	52,806	322,645
*Alloy, Inc.	68,996	534,719
Ambassadors Group, Inc.	143,294	1,739,589
*Ambassadors International, Inc.	791	530
Amcon Distributing Co.	5,690	285,922
#*American Apparel, Inc.	150,877	463,192
#*American Axle & Manufacturing Holdings, Inc.	219,839	2,365,468
*American Biltrite, Inc.	87,049	277,251
#*American Public Education, Inc.	13,112	555,293
*America’s Car-Mart, Inc.	105,056	2,661,068
*Amerigon, Inc.	66,810	655,406
#*AnnTaylor Stores Corp.	39	846
*ante4, Inc.	73,707	240,285
#Arbitron, Inc.	82,655	2,546,601
#*Arctic Cat, Inc.	110,720	1,633,120
Ark Restaurants Corp.	34,582	485,877
#*ArvinMeritor, Inc.	671,630	10,289,372
*Asbury Automotive Group, Inc.	295,080	4,588,494
*Ascent Media Corp.	1,600	47,232
*Atrinsic, Inc.	96,610	94,678
*Audiovox Corp. Class A	165,885	1,544,389
*Bakers Footwear Group, Inc.	60,195	166,740
*Ballantyne Strong, Inc.	12,394	95,434
*Bassett Furniture Industries, Inc.	90,500	542,095
*Beasley Broadcast Group, Inc.	65,543	385,393
#*Beazer Homes USA, Inc.	429,016	2,818,635
bebe stores, inc	208,824	1,720,710
Belo Corp.	802,235	6,955,377
*Benihana, Inc.	15,670	107,966
*Benihana, Inc. Class A	3,619	24,645
Big 5 Sporting Goods Corp.	91,609	1,552,773
*Biglari Holdings, Inc.	13,430	5,254,488
#*BJ’s Restaurants, Inc.	223,354	5,389,532
#*Blockbuster, Inc. Class A	747,928	278,603
*Blockbuster, Inc. Class B	269,832	91,743
#*Blue Nile, Inc.	52,402	2,829,184
*Bluegreen Corp.	277,229	1,682,780
Blyth, Inc.	26,630	1,534,953
#*Bon-Ton Stores, Inc. (The)	133,472	2,285,041
Books-A-Million, Inc.	41,528	307,307
*Borders Group, Inc.	161,557	410,355
Bowl America, Inc. Class A	55,406	723,048
*Boyd Gaming Corp.	143,300	1,819,910
*Broadview Institute, Inc.	15,800	50,165
#*Brookfield Homes Corp.	79,000	885,590
Brown Shoe Co., Inc.	134,472	2,528,074
#Brunswick Corp.	420,780	8,794,302
#*Buffalo Wild Wings, Inc.	156,089	6,452,719
*Build-A-Bear-Workshop, Inc.	60,005	573,648
*Cache, Inc.	102,259	698,429
*California Coastal Communities, Inc.	107,476	119,298
#*California Pizza Kitchen, Inc.	181,960	3,730,180

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Callaway Golf Co.	196,106	$1,841,435
*Cambium Learning Group, Inc.	17,185	85,066
*Canterbury Park Holding Corp.	24,468	196,478
*Caribou Coffee Co., Inc.	57,413	508,105
*Carmike Cinemas, Inc.	126,443	2,121,714
*Carriage Services, Inc.	168,400	836,948
*Carrols Restaurant Group, Inc.	216,330	1,620,312
*Casual Male Retail Group, Inc.	141,870	580,248
#Cato Corp. Class A	253,222	6,014,022
*Cavco Industries, Inc.	56,747	2,222,780
*CEC Entertainment, Inc.	128,411	5,014,450
*Charles & Colvard, Ltd.	53,548	133,335
*Charming Shoppes, Inc.	1,053,868	5,954,354
#Cherokee, Inc.	81,398	1,663,775
Christopher & Banks Corp.	100,051	979,499
*Chromcraft Revington, Inc.	83,362	233,414
#Churchill Downs, Inc.	112,024	4,293,880
#*Citi Trends, Inc.	135,067	4,530,147
CKE Restaurants, Inc.	220,441	2,720,242
#*CKX, Inc.	25,300	148,764
*Coachmen Industries, Inc.	117,100	144,618
*Coast Distribution System, Inc.	41,382	182,288
*Cobra Electronics Corp.	14,173	39,826
*Coldwater Creek, Inc.	347,785	2,462,318
Collectors Universe, Inc.	49,826	701,052
*Concord Camera Corp.	49,560	198,241
#*Conn’s, Inc.	227,058	2,163,863
*Core-Mark Holding Co., Inc.	41,875	1,278,025
*Cosi, Inc.	3,033	3,822
*Cost Plus, Inc.	148,999	809,065
CPI Corp.	19,599	519,961
Cracker Barrel Old Country Store, Inc.	59,684	2,946,599
*Craftmade International, Inc.	63,108	342,361
#*Crocs, Inc.	274,167	2,648,453
#*Crown Media Holdings, Inc.	170,294	308,232
CSS Industries, Inc.	53,050	1,062,061
*Culp, Inc.	193,045	2,304,957
#*Cumulus Media, Inc.	138,366	675,226
*Cybex International, Inc.	6,772	10,429
*Cycle Country Accessories Corp.	488	210
*Daily Journal Corp.	200	14,305
*Dana Holding Corp.	172,760	2,308,074
*Decorator Industries, Inc.	20,587	39,527
*dELiA*s, Inc.	7,960	13,930
*Delta Apparel, Inc.	77,201	1,296,205
*Destination Maternity Corp.	43,319	1,368,880
#Dillard’s, Inc.	363,584	10,209,439
*DineEquity, Inc.	71,400	2,936,682
*Dixie Group, Inc.	104,300	511,070
*Dolan Media Co.	67,185	798,830
*Domino’s Pizza, Inc.	218,046	3,360,089
*Dorman Products, Inc.	158,255	4,011,764
Dover Downs Gaming & Entertainment, Inc.	136,270	535,541
Dover Motorsports, Inc.	168,371	370,416
*Dress Barn, Inc. (The)	5,810	160,821
*Drew Industries, Inc.	188,220	4,827,843
*Drugstore.Com, Inc.	258,221	945,089
*DSW, Inc.	2,717	82,053
*Duckwall-ALCO Stores, Inc.	52,900	888,720
*EDCI Holdings, Inc.	62,230	199,447
Educational Development Corp.	34,615	215,305

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Einstein Noah Restaurant Group, Inc.	43,616	$566,136
*ELXSI Corp.	7,100	10,295
Emerson Radio Corp.	243,478	511,304
*Emmis Communications Corp. Class A	303,222	703,475
*Empire Resorts, Inc.	96,174	182,731
*Enova Systems, Inc.	376	489
*Entercom Communications Corp.	386,229	5,623,494
*Entravision Communications Corp.	977,179	3,136,745
*Escalade, Inc.	62,320	234,946
#Ethan Allen Interiors, Inc.	211,231	4,266,866
*Ever-Glory International Group, Inc.	1,379	4,137
*EW Scripps Co.	120,836	1,321,946
*Exide Technologies	204,049	1,212,051
*Famous Dave’s of America, Inc.	48,226	452,360
*Federal Screw Works	12,548	38,585
Finish Line, Inc. Class A	346,634	5,584,274
*Fisher Communications, Inc.	24,554	369,292
*Flanigan’s Enterprises, Inc.	20,756	139,065
Flexsteel Industries, Inc.	53,937	755,657
*Footstar, Inc.	81,000	31,590
*Frederick’s of Hollywood Group, Inc.	3,103	3,382
Fred’s, Inc.	304,496	4,229,449
Frisch’s Restaurants, Inc.	63,868	1,399,348
#*Fuel Systems Solutions, Inc.	149,650	4,709,486
*Full House Resorts, Inc.	10,712	33,421
*Furniture Brands International, Inc.	169,712	1,405,215
Gaiam, Inc.	50,589	458,336
*GameTech International, Inc.	40,474	82,972
Gaming Partners International Corp.	13,959	109,857
*Gander Mountain Co.	186,898	958,787
*Genesco, Inc.	147,400	4,906,946
*G-III Apparel Group, Ltd.	152,730	4,368,078
*Global Traffic Network, Inc.	13,524	82,091
*Golfsmith International Holdings, Inc.	1,000	4,570
*Gray Television, Inc.	352,972	1,323,645
*Gray Television, Inc. Class A	41,200	151,204
*Great Wolf Resorts, Inc.	257,047	825,121
*Group 1 Automotive, Inc.	97,100	3,014,955
*Hallwood Group, Inc.	6,988	351,566
*Hampshire Group, Ltd.	25,800	143,190
*Harris Interactive, Inc.	559,304	755,060
#Harte-Hanks, Inc.	343,256	4,942,886
*Hastings Entertainment, Inc.	95,270	552,566
#Haverty Furniture Cos., Inc.	141,600	2,308,080
Haverty Furniture Cos., Inc. Class A	18,650	309,404
*Hawk Corp.	80,416	1,860,826
*Heelys, Inc.	9,600	26,400
*Helen of Troy, Ltd.	97,920	2,644,819
#*hhgregg, Inc.	107,409	3,075,120
#*Hibbett Sporting Goods, Inc.	205,898	5,662,195
*Hollywood Media Corp.	2,692	3,177
Hooker Furniture Corp.	89,612	1,412,285
*Hot Topic, Inc.	250,208	1,911,589
#*Hovnanian Enterprises, Inc.	192,367	1,367,729
*HSN, Inc.	93,120	2,805,706
*Iconix Brand Group, Inc.	2,031	35,055
*Image Entertainment, Inc.	74,886	13,479
*Infosonics Corp.	69,762	50,229
*Insignia Systems, Inc.	51,150	367,257
*Interval Leisure Group, Inc.	152,423	2,254,336
#*iRobot Corp.	169,146	3,413,366

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Isle of Capri Casinos, Inc.	92,305	$1,005,201
*J. Alexander’s Corp.	62,383	284,466
#*Jackson Hewitt Tax Service, Inc.	77,675	131,271
*Jaclyn, Inc.	20,127	135,354
*JAKKS Pacific, Inc.	227,958	3,485,478
*Jamba, Inc.	30,939	110,143
*Jennifer Convertibles, Inc.	394	398
*Jo-Ann Stores, Inc.	231,900	10,231,428
*Johnson Outdoors, Inc.	65,437	831,704
#*Jos. A. Bank Clothiers, Inc.	176,578	10,746,537
*Journal Communications, Inc.	117,901	668,499
*K12. Inc.	89,598	2,120,785
*Kenneth Cole Productions, Inc. Class A	26,305	327,760
*Kid Brands, Inc.	184,100	1,835,477
*Kirkland’s, Inc.	61,103	1,360,764
*Knology, Inc.	111,909	1,469,365
*Kona Grill, Inc.	812	3,427
—Koss Corp.	115,535	649,307
*Krispy Kreme Doughnuts, Inc.	188,258	696,555
KSW, Inc.	59,720	216,784
*K-Swiss, Inc. Class A	80,420	1,000,425
Lacrosse Footwear, Inc.	63,786	1,140,494
*Lakeland Industries, Inc.	40,544	356,787
*Lakes Entertainment, Inc.	153,884	346,239
*Landry’s Restaurants, Inc.	34,900	805,841
—*Lazare Kaplan International, Inc.	83,500	208,750
*La-Z-Boy, Inc.	475,991	6,206,923
*Leapfrog Enterprises, Inc.	214,505	1,467,214
—#*Lear Corp.	863,557	—
*Learning Tree International, Inc.	165,855	2,622,168
*Lee Enterprises, Inc.	118,948	449,623
*Libbey, Inc.	1,142	17,016
*Lifetime Brands, Inc.	111,929	1,622,970
*LIN TV Corp.	258,800	1,871,124
#*LIncoln Educational Services Corp.	123,921	3,093,068
*Lithia Motors, Inc.	114,643	914,851
*Live Nation Entertainment, Inc.	195,358	3,065,167
#*Liz Claiborne, Inc.	293,966	2,569,263
*LodgeNet Interactive Corp.	64,792	427,627
*Luby’s, Inc.	251,150	1,024,692
#*Lumber Liquidators Holdings, Inc.	81,869	2,493,730
*M/I Homes, Inc.	127,328	1,986,317
Mac-Gray Corp.	116,200	1,353,730
*Maidenform Brands, Inc.	208,612	4,760,526
Marcus Corp.	204,760	2,631,166
#*Marine Products Corp.	322,455	2,289,430
*MarineMax, Inc.	173,560	1,935,194
#*Martha Stewart Living Omnimedia, Inc.	80,722	539,223
*MAXXAM, Inc.	160	298,000
*McClatchy Co. (The)	184,661	1,006,402
*McCormick & Schmick’s Seafood Restaurants, Inc.	34,591	342,797
McRae Industries, Inc. Class A	8,800	98,868
*Meade Instruments Corp.	7,633	29,082
*Media General, Inc.	144,567	1,828,773
*Mediacom Communications Corp.	333,045	2,204,758
*Merisel, Inc.	5	3
*Meritage Homes Corp.	107,900	2,565,862
*Midas, Inc.	129,393	1,489,313
*Modine Manufacturing Co.	177,115	2,481,381
*Monarch Casino & Resort, Inc.	145,340	1,688,851
Monro Muffler Brake, Inc.	187,706	6,731,137

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Morgan’s Foods, Inc.	500	$2,122
*Morgans Hotel Group Co.	159,980	1,355,031
*Morton’s Restaurant Group, Inc.	73,167	443,392
*Motorcar Parts of America, Inc.	4,099	25,455
#*Movado Group, Inc.	164,071	2,036,121
*MTR Gaming Group, Inc.	17,983	36,505
*Multimedia Games, Inc.	266,909	1,219,774
*Nathan’s Famous, Inc.	57,075	894,936
National CineMedia, Inc.	125,748	2,394,242
National Presto Industries, Inc.	24,615	2,756,142
*Nautilus, Inc.	310,614	1,062,300
*Navarre Corp.	246,157	529,238
*Nevada Gold & Casinos, Inc.	352	370
*New Frontier Media, Inc.	2,326	4,582
*New York & Co., Inc.	207,999	1,277,114
*Nexstar Broadcasting Group, Inc.	6,692	44,703
*Nobel Learning Communities, Inc.	71,537	497,182
*Nobility Homes, Inc.	43,800	448,950
*NTN Communications, Inc.	55,566	35,007
#Nutri/System, Inc.	96,572	1,866,737
*O’Charley’s, Inc.	196,846	1,879,879
*OfficeMax, Inc.	271,312	5,154,928
*Ohio Art Co.	3,600	9,000
*Orange 21, Inc.	13,301	11,306
*Orbitz Worldwide, Inc.	263,626	1,737,295
#*Orleans Homebuilders, Inc.	169,600	35,616
*Outdoor Channel Holdings, Inc.	142,323	983,452
#*Overstock.com, Inc.	195,758	3,621,523
Oxford Industries, Inc.	141,900	3,063,621
*P & F Industries, Inc. Class A	4,983	12,458
#*P.F. Chang’s China Bistro, Inc.	98,647	4,304,955
*Pacific Sunwear of California, Inc.	198,297	1,003,383
*Palm Harbor Homes, Inc.	206,034	597,499
*Papa John’s International, Inc.	217,257	5,952,842
#*Peet’s Coffee & Tea, Inc.	135,649	5,374,413
#*Penske Automotive Group, Inc.	423,807	6,348,629
Pep Boys — Manny, Moe & Jack (The)	431,491	5,406,582
*Perfumania Holdings, Inc.	10,825	92,121
*Perry Ellis International, Inc.	119,400	2,881,122
#PetMed Express, Inc.	237,313	5,254,110
*Phoenix Footwear Group, Inc.	62,100	42,849
*Pier 1 Imports, Inc.	759,929	6,292,212
*Pinnacle Entertainment, Inc.	540,950	7,319,054
*Playboy Enterprises, Inc. Class A	4,410	20,462
*Playboy Enterprises, Inc. Class B	159,505	666,731
*Point.360	42,346	80,881
*PokerTek, Inc.	294	406
*Premier Exhibitions, Inc.	2,033	2,867
#*Pre-Paid Legal Services, Inc.	90,460	4,022,756
Primedia, Inc.	436,762	1,524,299
#*PrInceton Review, Inc.	316,709	991,299
*Q.E.P. Co., Inc.	33,487	443,703
#*Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	322,168
*Quiksilver, Inc.	328,798	1,752,493
*Radio One, Inc.	320,517	1,615,406
#*Raser Technologies, Inc.	180,102	145,234
*RC2 Corp.	174,480	3,205,198
*RCN Corp.	154,744	2,271,642
*Reading International, Inc. Class A	136,980	571,207
*Reading International, Inc. Class B	11,620	91,798
*Red Lion Hotels Corp.	168,696	1,288,837

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Red Robin Gourmet Burgers, Inc.	44,905	$1,096,131
*Regent Communications, Inc.	417,807	52,226
*Rentrak Corp.	104,800	2,293,024
*Retail Ventures, Inc.	147,403	1,594,900
*Rex Stores Corp.	159,205	2,731,958
RG Barry Corp.	132,496	1,363,384
#*RHI Entertainment, Inc.	800	266
*Rick’s Cabaret International, Inc.	29,099	359,955
#*Riviera Holdings Corp.	66,300	24,531
*Rockford Corp.	80,475	120,712
*Rocky Brands, Inc.	50,100	492,483
* Rubio’s Restaurants, Inc.	66,540	535,647
#*Ruby Tuesday, Inc.	469,996	5,259,255
*Ruth’s Hospitality Group, Inc.	90,467	491,236
*Saga Communications, Inc.	38,991	1,074,202
*Salem Communications Corp.	170,251	774,642
#*Sealy Corp.	607,000	2,270,180
*Select Comfort Corp.	168,445	1,906,797
*Shiloh Industries, Inc.	145,400	1,182,102
*Shoe Carnival, Inc.	105,320	2,913,151
*Shuffle Master, Inc.	226,426	2,173,690
*Shutterfly, Inc.	79,430	1,868,988
*Silverleaf Resorts, Inc.	30,700	46,050
*SInclair Broadcast Group, Inc. Class A	157,820	1,087,380
*Skechers U.S.A., Inc. Class A	85,713	3,287,094
Skyline Corp.	74,794	1,743,448
*Smith & Wesson Holding Corp.	217,801	969,214
Sonesta International Hotels Corp. Class A	25,432	363,678
*Sonic Automotive, Inc.	257,900	2,754,372
#*Sonic Corp.	164,918	1,931,190
*Spanish Broadcasting System, Inc.	368,786	630,624
Spartan Motors, Inc.	98,157	605,629
*Spectrum Group International, Inc.	278,633	578,163
Speedway Motorsports, Inc.	111,860	1,817,725
*Sport Chalet, Inc. Class A	107,975	329,324
*Sport Chalet, Inc. Class B	15,525	52,474
Sport Supply Group, Inc.	116,100	1,556,901
*Sport-Haley, Inc.	32,100	45,422
*Sports Club Co., Inc. (The)	142,200	57,591
Stage Stores, Inc.	354,974	5,413,354
Standard Motor Products, Inc.	172,400	1,837,784
*Standard Pacific Corp.	583,348	3,739,261
*Stanley Furniture, Inc.	32,000	315,840
*Star Buffet, Inc.	16,400	47,970
*Stein Mart, Inc.	115,565	1,095,556
*Steiner Leisure, Ltd.	44,010	2,062,749
*Steinway Musical Instruments, Inc.	74,389	1,425,293
*Steven Madden, Ltd.	180,802	10,479,284
Stewart Enterprises, Inc.	472,798	3,205,570
*Stoneridge, Inc.	229,020	2,471,126
*Strattec Security Corp.	30,107	813,491
#Sturm Ruger & Co., Inc.	191,845	3,201,893
Superior Industries International, Inc.	250,100	4,216,686
*Syms Corp.	143,600	1,308,196
Systemax, Inc.	342,869	7,964,847
#*Talbots, Inc.	266,761	4,388,218
*Tandy Brands Accessories, Inc.	60,077	242,711
*Tandy Leather Factory, Inc.	821	3,727
*Tempur-Pedic International, Inc.	162,384	5,472,341
*Texas Roadhouse, Inc.	213,175	3,150,726
*Town Sports International Holdings, Inc.	188,524	710,735

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Trans World Entertainment Corp.	218,126	$508,234
#*True Religion Apparel, Inc.	215,705	6,740,781
*TRW Automotive Holdings Corp.	1	32
*Tuesday Morning Corp.	376,049	2,124,677
*Ulta Salon Cosmetics & Fragrance, Inc.	101,454	2,345,616
*Unifi, Inc.	496,400	1,901,212
UniFirst Corp.	130,956	6,399,820
*Universal Electronics, Inc.	139,890	2,968,466
#*Universal Technical Institute, Inc.	230,866	5,531,549
*US Auto Parts Network, Inc.	24,396	229,322
*Valassis Communications, Inc.	395,647	12,933,700
Value Line, Inc.	80,793	1,754,016
*Valuevision Media, Inc.	366,543	1,128,952
*VCG Holding Corp.	74,107	145,991
#*Volcom, Inc.	82,180	1,959,171
*Waxman Industries, Inc.	975	3,851
*Wells-Gardner Electronics Corp.	99,900	216,783
#*West Marine, Inc.	180,202	2,157,018
*Wet Seal, Inc. (The)	385,435	1,823,108
#Weyco Group, Inc.	111,923	2,735,398
*Williams Controls, Inc.	16,592	151,817
*Winmark Corp.	54,688	1,529,623
*Winnebago Industries, Inc.	87,231	1,450,652
#*WisdomTree Investments, Inc.	6,700	19,162
#*Xanadoo Co.	566	339,600
#*Zale Corp.	126,520	412,455
#*Zumiez, Inc.	204,947	3,803,816

Total Consumer Discretionary		662,968,925

Consumer Staples — (3.9%)
Alico, Inc.	69,000	1,840,920
#*Alliance One International, Inc.	877,124	4,464,561
*American Italian Pasta Co.	113,157	4,439,149
Andersons, Inc. (The)	168,079	6,074,375
Arden Group, Inc. Class A	14,401	1,461,701
B&G Foods, Inc.	147,244	1,521,031
*Boston Beer Co., Inc. Class A	115,800	6,601,758
Bridgford Foods Corp.	72,953	935,257
*Cagle’s, Inc. Class A	88,600	553,750
#Calavo Growers, Inc.	115,924	2,010,122
#Cal-Maine Foods, Inc.	207,719	6,933,660
CCA Industries, Inc.	35,563	198,086
*Central Garden & Pet Co.	55,007	617,729
*Central Garden & Pet Co. Class A	325,275	3,360,091
*Chiquita Brands International, Inc.	332,262	4,997,220
Coca-Cola Bottling Co.	71,329	3,928,801
#*Coffee Holding Co., Inc.	14,908	77,373
*Craft Brewers Alliance, Inc.	27,075	67,688
*Darling International, Inc.	644,425	6,115,593
#Diamond Foods, Inc.	111,745	4,772,629
*Diedrich Coffee, Inc.	28,625	995,005
*Elizabeth Arden, Inc.	264,696	4,820,114
Farmer Brothers Co.	86,805	1,624,122
*Glacier Water Services, Inc.	24,500	844,025
Golden Enterprises, Inc.	98,519	339,891
#*Great Atlantic & Pacific Tea Co.	173,211	1,394,349
Griffin Land & Nurseries, Inc. Class A	48,773	1,426,610
#*Hain Celestial Group, Inc.	118,930	2,352,435
*Harbinger Group, Inc.	130,347	872,021
*HQ Sustainable Maritime Industries, Inc.	36,227	206,132
*IGI Labratories, Inc.	30,339	28,367

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Imperial Sugar Co.	85,959	$1,377,923
Ingles Markets, Inc.	102,885	1,649,247
Inter Parfums, Inc.	252,834	4,368,972
J & J Snack Foods Corp.	181,697	8,465,263
*John B. Sanfilippo & Son, Inc.	74,094	1,113,633
*Katy Industries, Inc.	76,100	136,980
#Lance, Inc.	242,775	5,627,524
#*Lifeway Foods, Inc.	157,957	1,740,686
Mannatech, Inc.	47,871	184,782
*Medifast, Inc.	55,055	1,757,356
*MGP Ingredients, Inc.	47,737	370,916
Nash-FInch Co.	126,284	4,422,466
National Beverage Corp.	400,229	4,642,656
*Natural Alternatives International, Inc.	70,731	535,434
#*Natural Health Trends Corp.	18,631	5,869
*Nature’s Sunshine Products, Inc.	153,100	2,065,319
*Nutraceutical International Corp.	58,827	910,054
Oil-Dri Corp. of America	58,075	1,190,538
*Omega Protein Corp.	145,547	778,676
*Orchids Paper Products Co.	52,980	784,634
*Overhill Farms, Inc.	79,876	484,049
*Pantry, Inc.	76,717	1,213,663
*Parlux Fragrances, Inc.	229,293	472,344
*PC Group, Inc.	13,200	9,240
*Physicians Formula Holdings, Inc.	20,147	60,844
#*Pilgrim’s Pride Corp.	190,974	2,226,757
*Pizza Inn, Inc.	39,700	79,400
*Prestige Brands Holdings, Inc.	248,517	2,420,556
PriceSmart, Inc.	296,600	7,379,408
*Reddy Ice Holdings, Inc.	69,966	296,656
Reliv’ International, Inc.	102,054	295,957
*Revlon, Inc.	69,705	1,221,232
Rocky Mountain Chocolate Factory, Inc.	72,554	690,714
*Scheid Vineyards, Inc.	2,900	45,414
Schiff Nutrition International, Inc.	106,329	753,873
*Scope Industries	8,083	1,050,790
*Seneca Foods Corp.	19,525	641,201
*Seneca Foods Corp. Class B	11,039	360,534
*Smart Balance, Inc.	247,956	1,648,907
Spartan Stores, Inc.	212,566	3,207,621
#*Star Scientific, Inc.	322,412	593,238
Stephan Co. (The)	33,500	91,120
*Susser Holdings Corp.	39,767	428,291
Tasty Baking Co.	80,500	604,555
*Tofutti Brands, Inc.	53,404	98,263
United-Guardian, Inc.	39,320	490,714
#*USANA Health Sciences, Inc.	156,272	5,664,860
*Vermont Pure Holdings, Ltd.	167	112
Village Super Market, Inc.	69,039	1,857,839
WD-40 Co.	165,858	5,843,177
*Winn-Dixie Stores, Inc.	136,793	1,724,960

Total Consumer Staples		159,959,782

Energy — (3.4%)
*Abraxas Petroleum Corp.	486,100	1,399,968
Adams Resources & Energy, Inc.	38,954	736,620
#*Allis-Chalmers Energy, Inc.	341,724	1,377,148
#Alon USA Energy, Inc.	22,900	167,399
*American Oil & Gas, Inc.	176,980	1,274,256
*Approach Resources, Inc.	41,324	369,850
*Barnwell Industries, Inc.	62,117	273,315

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Basic Energy Services, Inc.	104,513	$1,067,078
*BioFuel Energy Corp.	23,734	62,183
*Bolt Technology Corp.	75,959	840,866
*Boots & Coots, Inc.	524,116	1,535,660
#*BPZ Resources, Inc.	64,522	427,136
*Brigham Exploration Co.	345,770	6,745,973
*Bronco Drilling Co., Inc.	144,216	689,352
*Callon Petroleum Co.	129,142	783,892
*Cano Petroleum, Inc.	1,730	2,007
#*Carrizo Oil & Gas, Inc.	95,861	2,103,190
*Cheniere Energy, Inc.	170,912	709,285
*Clayton Williams Energy, Inc.	111,180	5,165,423
#*Clean Energy Fuels Corp.	161,315	2,842,370
*Complete Production Services, Inc.	142,891	2,156,225
*Contango Oil & Gas Co.	8,000	439,200
*CREDO Petroleum Corp.	18,221	176,744
*Crosstex Energy, Inc.	460,604	4,159,254
*CVR Energy, Inc.	64,200	545,058
*Dawson Geophysical Co.	68,554	2,007,947
Delek US Holdings, Inc.	98,055	687,366
*DHT Holdings, Inc.	1,999	9,435
*Double Eagle Petroleum Co.	19,471	92,487
*Endeavour International Corp.	6,329	10,253
*Energy Partners, Ltd.	23,745	324,594
*ENGlobal Corp.	238,669	847,275
*Evolution Petroleum Corp.	44,122	263,850
*FieldPoint Petroleum Corp.	47,914	121,222
*FX Energy, Inc.	361,874	1,559,677
*Gasco Energy, Inc.	6,138	2,756
General Maritime Corp.	179,051	1,452,104
*Geokinetics, Inc.	26,789	234,136
*GeoMet, Inc.	37,900	51,165
*GeoPetro Resources Co.	123	66
*GeoResources, Inc.	58,566	1,004,993
*Global Industries, Ltd.	140,572	941,832
#*GMX Resources, Inc.	76,804	615,200
#*Green Plains Renewable Energy, Inc.	84,444	1,159,416
#*GreenHunter Energy, Inc.	1,454	1,905
Gulf Island Fabrication, Inc.	115,773	2,775,079
* Gulfmark Offshore, Inc.	12,500	430,875
*Gulfport Energy Corp.	132,316	1,653,950
*Harvest Natural Resources, Inc.	298,989	2,640,073
*Hercules Offshore, Inc.	309,272	1,224,717
*HKN, Inc.	25,395	78,217
#*Hornbeck Offshore Services, Inc.	72,623	1,777,085
Houston American Energy Corp.	266,977	3,497,399
*International Coal Group, Inc.	477,854	2,518,291
*ION Geophysical Corp.	368,952	2,217,402
*James River Coal Co.	82,653	1,555,529
*Kodiak Oil & Gas Corp.	356,372	1,418,361
Lufkin Industries, Inc.	61,492	5,234,814
*Magnum Hunter Resources Corp.	35,946	166,789
*Matrix Service Co.	209,253	2,224,359
#*McMoran Exploration Co.	153,424	1,831,883
*Meridian Resource Corp.	810,972	235,263
*Mexco Energy Corp.	3,421	31,507
*Mitcham Industries, Inc.	63,250	462,358
*National Coal Corp.	145,689	75,758
*Natural Gas Services Group, Inc.	50,236	900,731
*New Concept Energy, Inc.	8,973	35,892
*Newpark Resources, Inc.	817,249	5,459,223

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Northern Oil & Gas, Inc.	134,300	$2,183,718
*OMNI Energy Services Corp.	52,931	175,731
*OYO Geospace Corp.	41,230	2,049,131
#*Pacific Ethanol, Inc.	3,198	3,422
Panhandle Oil & Gas, Inc.	55,876	1,394,665
*Parker Drilling Co.	344,495	1,905,057
#*Patriot Coal Corp.	75,132	1,479,349
*Petroleum Development Corp.	135,073	3,162,059
#*PetroQuest Energy, Inc.	408,475	2,414,087
*PHI, Inc. Non-Voting	114,859	2,387,919
*PHI, Inc. Voting	7,950	167,506
*Pioneer Drilling Co.	196,493	1,442,259
*Pyramid Oil Co.	13,596	72,603
#*Rentech, Inc.	10,420	13,025
*Rex Energy Corp.	131,171	1,744,574
*Rosetta Resources, Inc.	465,856	11,599,814
#*Royale Energy, Inc.	45,629	103,122
*Seahawk Drilling, Inc.	500	8,330
*Stone Energy Corp.	79,470	1,295,361
#*SulphCo, Inc.	5,241	2,008
*Superior Well Services, Inc.	95,201	1,380,414
*Swift Energy Corp.	36,791	1,331,098
*Syntroleum Corp.	445,746	1,007,386
*T-3 Energy Services, Inc.	40,123	1,193,659
*Tetra Technologies, Inc.	196,509	2,415,096
*TGC Industries, Inc.	77,704	320,141
*Toreador Resources Corp.	75,263	682,635
*Trico Marine Services, Inc.	143,153	469,542
#*Tri-Valley Corp.	69,236	81,698
*Union Drilling, Inc.	141,054	935,188
#*Uranium Energy Corp.	176,544	504,916
*USEC, Inc.	271,163	1,626,978
VAALCO Energy, Inc.	504,645	2,831,058
*Venoco, Inc.	160,097	2,385,445
#*Verenium Corp.	2,570	10,614
W&T Offshore, Inc.	47,800	452,666
*Warren Resources, Inc.	209,040	748,363
#*Western Refining, Inc.	88,501	474,365
*Westmoreland Coal Co.	22,933	322,438
#*Willbros Group, Inc.	97,997	1,229,862

Total Energy		139,889,988

Financials — (12.1%)
*1st Constitution BanCorp	13,972	116,666
*1st Pacific BanCorp	3,264	1,469
1st Source Corp.	195,939	3,748,313
21st Century Holding Co.	74,434	271,684
Abington BanCorp, Inc.	70,403	669,533
Access National Corp.	58,490	366,147
Advance America Cash Advance Centers, Inc.	192,900	1,103,388
*Advanta Corp. Class A	19,594	588
*Affirmative Insurance Holdings, Inc.	42,008	194,077
Alliance BanCorp, Inc. of Pennsylvania	12,701	105,799
Alliance Financial Corp.	29,496	883,995
*Altisource Portfolio Solutions SA	79,848	1,929,128
—#*Amcore Financial, Inc.	229,205	181,072
Ameriana BanCorp.	20,650	103,869
#American Capital, Ltd.	39,332	241,498
#American Equity Investment Life Holding Co.	490,919	5,164,468
*American Independence Corp.	18,018	100,901
American National Bankshares, Inc.	53,063	1,151,998

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
American Physicians Capital, Inc.	123,129	$4,117,434
American Physicians Services Group, Inc.	36,700	858,046
American River Bankshares	15,446	132,990
*American Safety Insurance Holdings, Ltd.	21,400	346,252
#*American Spectrum Realty, Inc.	6,171	158,039
#*AmericanWest Bancorporation	138,113	42,815
#*AmeriCredit Corp.	1	24
Ameris Bancorp	106,801	1,188,695
*AMERISAFE, Inc.	129,699	2,217,853
*AmeriServe Financial, Inc.	189,054	423,481
AmTrust Financial Services, Inc.	168,658	2,298,809
#*Anchor Bancorp Wisconsin, Inc.	10,919	10,919
Arrow Financial Corp.	109,414	3,041,709
ASB Financial Corp.	4,400	49,720
#*Asset Acceptance Capital Corp.	288,037	2,119,952
Asta Funding, Inc.	9,271	71,665
*Atlantic American Corp.	1,291	2,324
*Atlantic Coast Federal Corp.	450	1,238
*Atlantic Southern Financial Group, Inc.	6,530	13,321
#Auburn National Bancorporation, Inc.	8,876	177,875
*Avatar Holdings, Inc.	78,960	1,882,406
#*B of I Holding, Inc.	25,418	448,119
Baldwin & Lyons, Inc.	3,334	79,182
Baldwin & Lyons, Inc. Class B	91,616	2,298,645
#BancFirst Corp.	120,333	5,311,499
Bancinsurance Corp.	39,480	251,685
Bancorp Rhode Island, Inc.	35,182	1,008,668
*Bancorp, Inc.	41,767	370,473
#BancTrust Financial Group, Inc.	32,799	203,026
Bank Mutual Corp.	154,602	1,100,766
Bank of Commerce Holdings	19,304	99,802
#*Bank of Florida Corp.	83,250	88,245
*Bank of Granite Corp.	4,272	7,561
#Bank of Kentucky Financial Corp.	3,023	57,981
*Bank of the Carolinas Corp.	4,000	19,240
#Bank of the Ozarks, Inc.	158,935	6,114,229
*BankAtlantic Bancorp, Inc.	169,542	444,200
BankFinancial Corp.	212,776	2,055,416
#*BankUnited Financial Corp. Class A	165,535	30,127
#Banner Corp	139,256	789,582
Bar Harbor Bankshares	25,955	763,077
#BCB Bancorp, Inc.	7,144	65,368
*BCSB Bancorp, Inc.	9,601	100,810
*Beach First National Bancshares, Inc.	380	19
Beacon Federal Bancorp, Inc.	6,138	54,014
*Beneficial Mutual Bancorp., Inc.	2,843	28,174
*Berkshire Bancorp, Inc.	10,471	60,313
Berkshire Hills Bancorp, Inc.	83,135	1,745,835
#*BFC Financial Corp.	109,891	81,319
BGC Partners, Inc. Class A	19,998	130,387
*BNCCORP, Inc.	12,585	38,699
#Boston Private Financial Holdings, Inc.	219,709	1,742,292
Bridge Bancorp, Inc.	8,349	194,782
*Bridge Capital Holdings	3,298	32,188
*Broadpoint Gleacher Securities, Inc.	180,611	773,015
Brookline Bancorp, Inc.	459,669	5,051,762
Brooklyn Federal Bancorp, Inc.	37,350	280,125
*Brunswick Bancorp	120	732
Bryn Mawr Bank Corp.	87,361	1,604,822
C&F Financial Corp.	5,087	107,081
*Cadence Financial Corp.	20,689	61,860

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Calamos Asset Management, Inc.	12,942	$161,128
California First National Bancorp	81,050	1,060,134
Camco Financial Corp.	26,162	86,596
Camden National Corp.	77,363	2,764,180
#*Cape Bancorp, Inc.	1,100	7,876
#Capital Bank Corp.	12,543	59,454
#Capital City Bank Group, Inc.	150,073	2,639,784
Capital Properties, Inc.	5,522	49,284
—Capital Properties, Inc. Class B	5,522	—
Capital Southwest Corp.	10,217	960,909
#*Capitol Bancorp, Ltd.	56,165	137,043
Cardinal Financial Corp.	227,994	2,496,534
*Cardtronics, Inc.	128,498	1,791,262
*Carolina Bank Holdings, Inc.	3,905	18,236
Carrollton Bancorp	1,700	8,755
Carver Bancorp, Inc.	2,706	22,352
Cascade Financial Corp.	33,664	67,665
#Cathay General Bancorp	84,450	1,044,646
Center Bancorp, Inc.	144,791	1,204,661
*Center Financial Corp.	56,481	380,682
CenterState Banks of Florida, Inc.	29,443	354,199
Central Bancorp, Inc.	10,000	94,300
#*Central Pacific Financial Corp.	220,793	481,329
Central Virginia Bankshares, Inc.	5,733	15,651
Centrue Financial Corp.	16,748	58,283
Century Bancorp, Inc. Class A	18,006	348,416
CFS Bancorp, Inc.	101,673	506,332
Charter Financial Corp.	750	7,612
#Chemical Financial Corp.	235,414	5,579,312
*Chicopee Bancorp, Inc.	24,323	309,632
Citizens Community Bancorp, Inc.	3,300	14,025
#*Citizens First Bancorp, Inc.	79,838	18,363
*Citizens First Corp.	1,300	9,932
Citizens Holding Co.	6,622	167,272
*Citizens Republic Bancorp, Inc.	989,661	1,237,076
Citizens South Banking Corp.	58,237	399,506
#*Citizens, Inc.	388,983	2,726,771
#City Holding Co.	163,721	5,736,784
CKX Lands, Inc.	14,943	183,052
Clifton Savings Bancorp, Inc.	52,751	518,015
*CNA Surety Corp.	222,485	3,731,073
CNB Financial Corp.	49,582	768,521
#CoBiz Financial, Inc.	117,441	838,529
Codorus Valley Bancorp, Inc.	9,033	77,232
*Colonial Bankshares, Inc.	7,717	77,749
#Colony Bankcorp, Inc.	37,743	278,543
Columbia Banking System, Inc.	135,722	3,051,031
Comm Bancorp, Inc.	5,278	119,626
Commercial National Financial Corp.	5,150	89,121
#Commonwealth Bankshares, Inc.	20,178	89,792
#Community Bank System, Inc.	220,197	5,432,260
*Community Capital Corp.	3,442	15,282
*Community Central Bank Corp.	1,567	4,466
Community Trust Bancorp, Inc.	139,359	4,183,557
*Community West Bancshares	12,713	40,173
#*CompuCredit Holdings Corp.	123,338	738,795
Consolidated-Tokoma Land Co.	53,151	1,816,701
*Consumer Portfolio Services, Inc.	3,677	6,766
*Cowen Group, Inc.	106,876	577,130
*Cowlitz Bancorporation	940	7,050
*Crawford & Co. Class A	142,158	442,111

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Crawford & Co. Class B	147,271	$662,720
*Crescent Financial Corp.	11,905	43,810
#CVB Financial Corp.	1,600	17,616
Danvers Bancorp, Inc.	62,986	1,029,821
#*Dearborn Bancorp, Inc.	21,086	65,577
Diamond Hill Investment Group, Inc.	401	31,294
Dime Community Bancshares, Inc.	346,112	4,412,928
#*Dollar Financial Corp.	166,929	3,907,808
Donegal Group, Inc. Class A	169,997	2,453,057
Donegal Group, Inc. Class B	34,892	619,507
#*Doral Financial Corp.	14,200	76,538
Duff & Phelps Corp.	67,708	1,063,016
East West Bancorp, Inc.	68,728	1,346,382
Eastern Insurance Holdings, Inc.	12,170	124,742
Eastern Virginia Bankshares, Inc.	6,435	49,871
ECB Bancorp, Inc.	3,797	62,650
*eHealth, Inc.	74,749	1,024,809
EMC Insurance Group, Inc.	116,309	2,821,656
Employers Holdings, Inc.	144,849	2,387,112
*Encore Bancshares, Inc.	15,700	161,553
*Encore Capital Group, Inc.	207,755	4,780,443
Enterprise Bancorp, Inc.	23,669	294,206
Enterprise Financial Services Corp.	28,199	296,371
Epoch Holding Corp.	75,975	981,597
ESB Financial Corp.	110,369	1,578,277
ESSA Bancorp, Inc.	50,706	640,417
Evans Bancorp, Inc.	10,910	164,414
#*EzCorp, Inc.	275,700	5,709,747
F.N.B. Corp.	5,865	54,662
Farmers Capital Bank Corp.	22,319	188,149
#FBL Financial Group, Inc. Class A	293,211	7,576,572
Federal Agricultural Mortgage Corp.	79,431	1,788,786
#Federal Agricultural Mortgage Corp. Class A	4,100	66,174
Fidelity Bancorp, Inc.	5,416	47,363
*Fidelity Southern Corp.	81,741	729,127
Financial Institutions, Inc.	61,498	988,888
*First Acceptance Corp.	45,747	91,037
First Advantage Bancorp	7,653	82,270
First Bancorp (318672102)	1	2
#First Bancorp (318910106)	143,984	2,348,379
First Bancorp of Indiana, Inc.	1,400	15,050
First Bancorp, Inc.	72,454	1,151,294
*First Bancshares, Inc.	4,498	38,795
First Bancshares, Inc. (The)	4,156	38,485
*First Bank of Delaware	50,014	92,526
First Busey Corp.	321,933	1,625,762
First Business Financial Services, Inc.	5,750	57,500
#*First California Financial Group, Inc.	6,600	21,780
*First Cash Financial Services, Inc.	295,856	6,526,583
First Commonwealth Financial Corp.	17,084	111,900
First Community Bancshares, Inc.	109,410	1,821,676
First Defiance Financial Corp.	68,992	931,392
First Federal Bancshares of Arkansas, Inc.	52,380	177,568
*First Federal of Northern Michigan Bancorp, Inc.	13,700	20,550
First Financial Bancorp	373,026	7,128,527
First Financial Corp.	122,238	3,563,238
First Financial Holdings, Inc.	108,023	1,525,285
First Financial Northwest, Inc.	39,833	256,923
First Financial Service Corp.	18,814	159,731
*First Franklin Corp.	2,153	21,078
*First Investors Financial Services Group, Inc.	43,200	242,352

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Keystone Financial, Inc.	16,800	$222,768
#First M&F Corp.	18,289	82,666
*First Marblehead Corp. (The)	31,450	110,390
#*First Mariner Bancorp, Inc.	23,940	40,698
First Merchants Corp.	170,070	1,486,412
First Mercury Financial Corp.	54,805	718,494
First Midwest Bancorp, Inc.	138,204	2,100,701
*First National Bancshares, Inc.	24	18
First Niagara Financial Group, Inc.	116,831	1,623,951
*First Pactrust Bancorp, Inc.	3,225	27,574
First Place Financial Corp.	156,747	796,275
#*First Regional Bancorp	2,345	164
First Security Group, Inc.	19,611	56,087
#First South Bancorp, Inc.	59,653	831,563
#*First State Bancorporation	179,336	130,915
#First United Corp.	31,309	208,205
First West Virginia Bancorp, Inc.	1,040	15,860
Firstbank Corp.	35,127	217,788
*FirstCity Financial Corp.	90,800	661,932
*Flagstar Bancorp, Inc.	298,800	189,738
Flushing Financial Corp.	199,718	2,718,162
#FNB United Corp.	19,043	33,706
#*Forestar Group, Inc.	93,504	2,107,580
*Fox Chase Bancorp, Inc.	30,124	337,991
*FPIC Insurance Group, Inc.	122,248	3,327,591
#*Franklin Credit Holding Corp.	17,900	5,549
#*Frontier Financial Corp.	3,072	10,967
German American Bancorp, Inc.	59,794	951,323
GFI Group, Inc.	223,978	1,545,448
Gouverneur Bancorp, Inc.	4,366	32,789
Great Southern Bancorp, Inc.	79,851	1,947,566
#*Greene Bancshares, Inc.	99,241	1,254,406
*Greenlight Capital Re, Ltd.	53,836	1,379,278
*Grubb & Ellis Co.	2,288	4,073
GS Financial Corp.	9,668	131,920
*Guaranty Bancorp	222,959	350,046
*Guaranty Federal Bancshares, Inc.	17,171	107,834
#*Habersham Bancorp	740	1,088
*Hallmark Financial Services, Inc.	105,199	1,231,880
Hampden Bancorp, Inc.	1,926	18,875
#Hampton Roads Bankshares, Inc.	73,789	213,250
#*Hanmi Financial Corp.	12,200	36,356
Harleysville Savings Financial Corp.	6,622	97,277
#*Harrington West Financial Group, Inc.	9,629	3,110
*Harris & Harris Group, Inc.	96,972	470,314
Hawthorn Bancshares, Inc.	4,429	58,419
#Heartland Financial USA, Inc.	134,677	2,573,677
*Heritage Commerce Corp.	68,765	379,583
*Heritage Financial Corp.	56,643	867,204
Heritage Financial Group	3,822	47,890
HF Financial Corp.	33,311	384,076
*HFF, Inc.	51,300	452,466
*Hilltop Holdings, Inc.	173,482	2,034,944
Hingham Institution for Savings	14,251	526,289
*HMN Financial, Inc.	37,346	240,508
Home Bancshares, Inc.	79,117	2,224,770
Home Federal Bancorp, Inc.	46,288	737,368
*Homeowners Choice, Inc.	9,800	66,738
HopFed Bancorp, Inc.	15,717	211,158
Horace Mann Educators Corp.	431,532	7,426,666
Horizon Bancorp	11,106	244,332

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Horizon Financial Corp.	117,723	$2,001
*Imperial Capital Bancorp, Inc.	51,800	1,036
Independence Holding Co.	47,358	379,338
#Independent Bank Corp. (453836108)	150,117	3,894,035
#Independent Bank Corp. (453838104)	214,800	247,020
Indiana Community Bancorp	27,200	333,200
Infinity Property & Casualty Corp.	144,873	6,682,991
Integra Bank Corp.	161,455	200,204
*Interactive Brokers Group, Inc.	42,700	731,878
*Intergroup Corp. (The)	6,500	100,555
*International Assets Holding Corp.	39,486	638,489
*Intervest Bancshares Corp.	872	5,450
*Investors Bancorp, Inc.	1,354	18,834
Investors Title Co.	21,301	692,282
*Jacksonville Bancorp, Inc.	5,093	50,828
Jefferson Bancshares, Inc.	5,911	27,486
JMP Group, Inc.	49,459	382,813
Kearny Financial Corp.	301	3,079
#*Kennedy-Wilson Holdings, Inc.	291,318	3,224,890
*Kent Financial Services, Inc.	49,712	74,817
Kentucky First Federal Bancorp	37,347	370,109
K-Fed Bancorp	27,864	278,919
Lake Shore Bancorp, Inc.	1,600	13,240
Lakeland Bancorp, Inc.	94,434	991,557
Lakeland Financial Corp.	85,808	1,789,955
Landmark Bancorp, Inc.	11,429	182,978
Legacy Bancorp, Inc.	34,967	327,641
#Life Partners Holdings, Inc.	87,079	2,011,525
LNB Bancorp, Inc.	16,804	92,254
*Louisiana Bancorp, Inc.	600	8,880
LSB Corp.	27,805	388,992
LSB Financial Corp.	2,723	34,691
#*Macatawa Bank Corp.	6,385	12,451
*Magyar Bancorp, Inc.	15,818	71,814
MainSource Financial Group, Inc.	131,699	1,065,445
Malvern Federal Bancorp, Inc.	5,900	57,024
*Market Leader, Inc.	18,149	40,835
#MarketAxess Holdings, Inc.	96,463	1,516,398
*Marlin Business Services Corp.	54,212	623,980
#*Maui Land & Pineapple Co., Inc.	53,973	271,484
*Maxco, Inc.	18,800	40,138
Mayflower Bancorp, Inc.	3,750	28,612
*Mays (J.W.), Inc.	2,700	61,047
MBT Financial Corp.	1,363	3,980
*MCG Capital Corp.	236,651	1,568,996
Meadowbrook Insurance Group, Inc.	469,486	3,708,939
Medallion Financial Corp.	160,047	1,280,376
#*Mercantile Bancorp, Inc.	12,892	41,254
Mercantile Bank Corp.	1,686	10,065
Mercer Insurance Group, Inc.	59,656	1,094,688
Merchants Bancshares, Inc.	60,499	1,409,022
*Meridian Interstate Bancorp, Inc.	46,714	538,145
Meta Financial Group, Inc.	24,023	668,080
*Metro Bancorp, Inc.	65,159	884,208
*MetroCorp Bancshares, Inc.	64,082	225,569
MicroFinancial, Inc.	69,540	278,160
Mid Penn Bancorp, Inc.	7,122	73,000
MidSouth Bancorp, Inc.	46,703	749,583
#*Midwest Banc Holdings, Inc.	216,843	93,242
MidWestOne Financial Group, Inc.	2,926	41,783
Monroe Bancorp	12,041	89,705

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
MSB Financial Corp.	2,696	$21,298
MutualFirst Financial, Inc.	37,637	338,357
*Nara Bancorp, Inc.	113,879	1,024,911
*National Financial Partners Corp.	128,312	1,974,722
National Interstate Corp.	51,913	1,084,463
#National Penn Bancshares, Inc.	171,129	1,252,664
National Security Group, Inc.	12,602	171,765
National Western Life Insurance Co. Class A	8,646	1,652,596
Naugatuck Valley Financial Corp.	6,641	46,686
*Navigators Group, Inc.	24,065	965,728
#NBT Bancorp, Inc.	103,038	2,521,340
Nelnet, Inc. Class A	106,703	2,129,792
*New Century Bancorp, Inc.	8,559	51,611
New England Bancshares, Inc.	2,680	22,512
New Hampshire Thrift Bancshares, Inc.	20,318	222,076
New Westfield Financial, Inc.	92,936	845,718
*NewBridge Bancorp	12,319	58,515
*Newport Bancorp, Inc.	11,702	141,887
*NewStar Financial, Inc.	30,291	232,029
North Central Bancshares, Inc.	17,500	323,750
*North Valley Bancorp	580	1,537
Northeast Bancorp	13,251	172,661
Northeast Community Bancorp, Inc.	25,152	153,679
#Northfield Bancorp, Inc.	94,993	1,402,097
Northrim Bancorp, Inc.	43,544	751,569
Northway Financial, Inc.	1,025	7,406
Norwood Financial Corp.	6,533	181,225
NYMAGIC, Inc.	72,223	1,603,351
Ocean Shore Holding Co.	20,121	231,392
OceanFirst Financial Corp.	112,791	1,450,492
#*Ocwen Financial Corp.	26,659	307,911
Ohio Valley Banc Corp.	16,569	345,298
#Old Second Bancorp, Inc.	120,505	689,289
*Optimumbank Holdings, Inc.	2,715	3,258
Oriental Financial Group, Inc.	65,182	1,089,843
Oritani Financial Corp.	74,097	1,229,269
Osage Bancshares, Inc.	9,097	78,280
#*PAB Bankshares, Inc.	1,033	2,830
#*Pacific Capital Bancorp	88,525	154,034
#Pacific Continental Corp.	87,319	1,012,027
*Pacific Mercantile Bancorp	2,247	11,213
*Pacific Premier Bancorp, Inc.	31,912	158,284
*Pacific State Bancorp	1,069	1,016
#PacWest Bancorp	258,904	6,216,285
Pamrapo Bancorp, Inc.	43,227	328,957
#*Park Bancorp, Inc.	3,302	13,901
#Park National Corp.	16	1,096
Parkvale Financial Corp.	49,282	496,270
Patriot National Bancorp	15,644	35,199
Peapack-Gladstone Financial Corp.	85,314	1,185,865
Penns Woods Bancorp, Inc.	35,565	1,139,858
*Penson Worldwide, Inc.	48,045	451,623
Peoples Bancorp	3,331	48,133
Peoples Bancorp of North Carolina	15,218	106,983
Peoples Bancorp, Inc.	96,416	1,671,853
#*Phoenix Cos., Inc. (The)	953,700	3,080,451
*PICO Holdings, Inc.	170,271	6,053,134
Pinnacle Bancshares, Inc.	2,000	19,150
*Pinnacle Financial Partners, Inc.	139,835	2,136,679
*PMA Capital Corp.	303,756	2,086,804
#*PMI Group, Inc. (The)	223,400	1,163,914

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Porter Bancorp, Inc.	26,114	$369,513
#*Portfolio Recovery Associates, Inc.	132,892	8,833,331
#*Preferred Bank	21,685	42,069
Premier Financial Bancorp, Inc.	25,730	247,008
Presidential Life Corp.	239,549	2,821,887
*Primus Guaranty, Ltd.	15,801	71,262
Princeton National Bancorp, Inc.	16,630	149,504
Providence Community Bancshares, Inc.	24	61
Provident Financial Holdings, Inc.	56,373	338,238
Provident Financial Services, Inc.	92	1,213
Provident New York Bancorp	402,856	4,137,331
#Prudential Bancorp, Inc. of Pennsylvania	25,016	193,124
PSB Holdings, Inc.	813	3,618
Pulaski Financial Corp.	70,422	495,067
QC Holdings, Inc.	171,344	889,275
Radian Group, Inc.	227,671	3,230,651
#*Rainier Pacific Financial Group, Inc.	51,047	1,531
#Renasant Corp.	144,153	2,382,849
Republic Bancorp, Inc. Class A	199,446	4,816,621
*Republic First Bancorp, Inc.	71,317	266,012
Resource America, Inc.	167,368	989,145
Rewards Network, Inc.	87,316	1,136,854
*Riverview Bancorp, Inc.	96,249	341,684
Rockville Financial, Inc.	51,439	620,354
#*Rodman & Renshaw Capital Group, Inc.	101,723	439,443
Roma Financial Corp.	73,153	855,890
Rome Bancorp, Inc.	53,296	458,346
#*Royal Bancshares of Pennsylvania, Inc. Class A	25,954	99,923
Rurban Financial Corp.	2,810	20,021
S&T Bancorp, Inc.	20,581	494,973
#S.Y. Bancorp, Inc.	131,985	3,133,324
*Safeguard Scientifics, Inc.	197,266	2,714,380
Safety Insurance Group, Inc.	68,016	2,536,317
Salisbury Bancorp, Inc.	7,507	181,669
Sanders Morris Harris Group, Inc.	95,715	571,419
Sandy Spring Bancorp, Inc.	46,612	813,379
Savannah Bancorp, Inc. (The)	13,017	147,092
#SCBT Financial Corp.	77,631	3,088,937
Seabright Insurance Holdings	165,630	1,802,054
*Seacoast Banking Corp. of Florida	119,805	261,175
*Security National Financial Corp. Class A	5,339	14,896
Shore Bancshares, Inc.	36,330	511,890
*SI Financial Group, Inc.	600	3,828
*Siebert Financial Corp.	12,841	27,865
#Sierra Bancorp	89,538	1,117,434
#Simmons First National Corp.	137,735	3,867,599
Smithtown Bancorp, Inc.	90,817	422,299
South Financial Group, Inc.	830,176	639,236
South Street Financial Corp.	2,945	8,909
*Southcoast Financial Corp.	243	919
*Southern Community Financial Corp.	45,616	125,900
*Southern Connecticut Bancorp, Inc.	15,438	104,361
*Southern First Bancshares, Inc.	22,627	186,673
Southern Missouri Bancorp, Inc.	5,163	73,315
*SouthFirst Bancshares, Inc.	100	415
#Southside Bancshares, Inc.	96,847	2,089,953
Southwest Bancorp, Inc.	134,629	1,973,661
Southwest Georgia Financial Corp.	11,975	110,769
State Auto Financial Corp.	7,597	135,910
State Bancorp, Inc.	107,076	1,060,052
StellarOne Corp.	62,750	935,602

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Sterling Bancorp	274,969	$2,944,918
#Sterling Bancshares, Inc.	632,637	3,719,906
#*Sterling Financial Corp.	94,253	82,038
#Stewart Information Services Corp.	154,678	1,760,236
*Stratus Properties, Inc.	70,510	786,186
#Suffolk Bancorp	96,990	3,011,540
*Sun Bancorp, Inc.	227,308	1,227,463
#*Superior Bancorp	3,626	12,836
Susquehanna Bancshares, Inc.	181,351	1,976,726
*Sussex Bancorp	5,495	34,728
SWS Group, Inc.	268,623	2,973,657
#*Taylor Capital Group, Inc.	71,940	985,578
Teche Holding Co.	16,949	542,029
#*Tejon Ranch Co.	164,529	4,731,854
*Tennessee Commerce Bancorp, Inc.	1,822	18,639
*Texas Capital Bancshares, Inc.	171,944	3,421,686
TF Financial Corp.	20,649	392,331
Thomas Properties Group, Inc.	67,876	310,193
*Thomas Weisel Partners Group, Inc.	55,590	436,382
#*TIB Financial Corp.	5,062	4,860
*Tidelands Bancshares, Inc.	11,702	26,330
#*TierOne Corp.	163,324	73,496
Timberland Bancorp, Inc.	70,526	346,283
Tompkins Financial Corp.	88,947	3,613,027
Tower Bancorp, Inc.	2,800	72,072
*Tower Financial Corp.	7,450	58,855
#TowneBank	69,111	1,107,849
*TradeStation Group, Inc.	330,946	2,766,709
*Tree.com, Inc.	23,846	216,999
*Trenwick Group, Ltd.	12,662	63
#*Triad Guaranty, Inc.	85,095	38,293
TriCo Bancshares	150,603	2,867,481
#Trustco Bank Corp.	491,342	3,267,424
UCBH Holdings, Inc.	196,446	6,090
Unico American Corp.	113,900	1,082,050
Union Bankshares, Inc.	13,523	250,176
Union First Market Bankshares Corp.	120,442	2,021,017
*United America Indemnity, Ltd.	75,750	719,625
United Bancshares, Inc.	6,192	59,134
United Community Bancorp	1,250	9,250
*United Community Banks, Inc.	164,717	961,947
*United Community Financial Corp.	271,344	542,688
United Financial Bancorp, Inc.	55,280	772,814
United Fire & Casualty Co.	163,916	3,748,759
*United PanAm Financial Corp.	150,147	492,482
#*United Security Bancshares	94,981	446,411
United Western Bancorp, Inc.	37,628	68,859
*Unity Bancorp, Inc.	32,259	177,102
Universal Insurance Holdings, Inc.	142,386	719,049
Univest Corp. of Pennsylvania	99,127	1,939,915
ViewPoint Financial Group	84,937	1,446,477
*Virginia Commerce Bancorp, Inc.	14,765	105,274
*Virtus Investment Partners, Inc.	51,943	1,258,579
VIST Financial Corp.	9,727	91,434
VSB Bancorp, Inc.	2,766	32,141
*Waccamaw Bankshares, Inc.	9,250	25,808
Wainwright Bank & Trust Co.	15,934	153,444
Washington Banking Co.	84,316	1,213,307
Washington Trust Bancorp, Inc.	132,221	2,394,522
*Waterstone Financial, Inc.	26,636	102,815
Wayne Savings Bancshares, Inc.	3,361	28,434

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
WesBanco, Inc.	244,944	$4,722,520
West Bancorporation	79,837	649,075
West Coast Bancorp	144,393	496,712
#*Western Alliance Bancorp	170,283	1,481,462
Westwood Holdings Group, Inc.	68,070	2,620,695
White River Capital, Inc.	4,182	60,932
Wilber Corp.	25,794	175,657
#Wilshire Bancorp, Inc.	264,376	2,871,123
#Wintrust Financial Corp.	85,575	3,191,948
#*World Acceptance Corp.	163,901	5,782,427
WSB Holdings, Inc.	44,668	137,131
WSFS Financial Corp.	12,200	513,742
WVS Financial Corp.	12,479	174,706
Yadkin Valley Financial Corp.	26,186	119,932
*ZipRealty, Inc.	117,880	518,672

Total Financials		492,621,400

Health Care — (12.5%)
*A.D.A.M., Inc.	17,336	65,010
*Abaxis, Inc.	185,386	4,803,351
#*ABIOMED, Inc.	322,689	3,110,722
*Acadia Pharmaceuticals, Inc.	4,078	6,769
*Accelr8 Technology Corp.	33,734	27,999
*Accelrys, Inc.	271,677	1,899,022
#*Access Pharmaceuticals, Inc.	15,200	40,128
*Accuray, Inc.	178,984	1,152,657
*Achillion Pharmaceuticals, Inc.	78,444	206,308
#*Adcare Health Systems, Inc.	6,400	36,352
*Adolor Corp.	294,513	574,300
*AdvanSource Biomaterials Corp.	154,064	58,698
*Affymax, Inc.	150,505	3,588,039
#*Affymetrix, Inc.	191,882	1,331,661
*Air Methods Corp.	117,580	3,889,546
#*Akorn, Inc.	788,259	1,655,344
*Albany Molecular Research, Inc.	318,453	2,547,624
*Alexza Pharmaceuticals, Inc.	154,400	515,696
*Alliance HealthCare Services, Inc.	473,700	2,539,032
*Allied Healthcare International, Inc.	352,871	991,568
*Allied Healthcare Products, Inc.	15,412	59,336
#*Allos Therapeutics, Inc.	651,602	5,147,656
*Almost Family, Inc.	29,219	1,237,717
*Alphatec Holdings, Inc.	183,030	1,222,640
#*AMAG Pharmaceuticals, Inc.	119,140	4,068,631
America Services Group, Inc.	60,531	1,026,606
*American Caresource Holding, Inc.	6,054	12,350
*American Dental Partners, Inc.	95,247	1,226,781
*American Learning Corp.	2,200	1,672
*American Shared Hospital Services	35,563	102,777
*Amicus Therapeutics, Inc.	3,300	10,725
*AMN Healthcare Services, Inc.	266,939	2,439,822
*Amsurg Corp.	297,081	6,155,518
*Anadys Pharmaceuticals, Inc.	106,937	271,620
#Analogic Corp.	128,346	6,137,506
*Angeion Corp.	1,294	6,056
*AngioDynamics, Inc.	185,483	2,967,728
*Anika Therapeutics, Inc.	104,524	736,894
*Animal Health International, Inc.	400	984
*ARCA Biopharma, Inc.	12,429	65,004
#*Ardea Biosciences, Inc.	52,048	1,322,019
*Arena Pharmaceuticals, Inc.	245,247	797,053
*Ariad Pharmaceuticals, Inc.	823,018	2,897,023

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Arqule, Inc.	400,174	$2,549,108
*Array BioPharma, Inc.	475,140	1,758,018
Arrhythmia Research Technology, Inc.	26,575	211,271
*ArthroCare Corp.	1,600	49,488
*ARYx Therapeutics, Inc.	25,093	22,107
*Assisted Living Concepts, Inc.	38,772	1,360,897
*AtriCure, Inc.	37,697	209,972
Atrion Corp.	19,869	2,817,027
#*ATS Medical, Inc.	739,384	2,950,142
*AVANIR Pharmaceuticals, Inc.	277,567	893,766
#*AVI BioPharma, Inc.	3,910	5,200
*Bioanalytical Systems, Inc.	30,808	33,889
*BioClinica, Inc.	145,077	721,033
#*BioCryst Pharmaceuticals, Inc.	370,540	2,816,104
*Biodel, Inc.	157,030	706,635
*BioLase Technology, Inc.	1,870	3,646
*BioMimetic Therapeutics, Inc.	66,787	890,271
*Bio-Reference Labs, Inc.	269,336	6,302,462
*BioSante Pharmaceuticals, Inc.	146,032	343,175
*BioScrip, Inc.	356,462	3,186,770
*BioSpecifics Technologies Corp.	33,528	1,060,826
*BioSphere Medical, Inc.	183,566	497,464
*Biotime, Inc.	4,004	30,470
#*BMP Sunstone Corp.	44,937	241,312
*Bovie Medical Corp.	158,799	827,343
*BSD Medical Corp.	208,291	385,338
#*Cadence Pharmaceuticals, Inc.	235,629	2,309,164
*Caliper Life Sciences, Inc.	463,931	1,860,363
*Cambrex Corp.	282,180	1,238,770
Cantel Medical Corp.	116,343	2,322,206
*Capital Senior Living Corp.	189,391	996,197
*Caraco Pharmaceutical Laboratories, Ltd.	261,762	1,688,365
*Cardiac Science Corp.	187,226	292,073
#*Cardica, Inc.	60,128	144,307
*Cardiovascular Systems, Inc.	7,615	38,151
#*Cardium Therapeutics, Inc.	18	10
*CAS Medical Systems, Inc.	997	1,570
*Catalyst Pharmaceutical Partners, Inc.	25,086	33,866
*Celera Corp.	109,400	817,218
*Celldex Therapeutics, Inc.	116,893	955,016
*Celsion Corp.	82,678	421,658
#*Cepheid, Inc.	137,524	2,749,105
#*Cerus Corp.	64,262	208,209
*Clarient, Inc.	44,200	133,484
#*Cleveland Biolabs, Inc.	2,513	9,650
#*Clinical Data, Inc.	177,838	3,322,014
*Columbia Laboratories, Inc.	27,734	30,507
*CombiMatrix Corp.	21,797	86,098
#Computer Programs & Systems, Inc.	100,981	4,550,204
#*Conceptus, Inc.	280,124	5,305,549
*Conmed Corp.	266,279	5,922,045
*Continucare Corp.	181,142	606,826
#*Corcept Therapeutics, Inc.	199,501	674,313
*Cornerstone Therapeutics, Inc.	8,755	61,197
*Corvel Corp.	135,749	4,520,442
*CPEX Pharmaceuticals, Inc.	20,495	519,548
*Cross Country Healthcare, Inc.	251,411	2,519,138
*CryoLife, Inc.	247,429	1,511,791
*Curis, Inc.	172,441	569,055
*Cutera, Inc.	37,501	433,512
#*Cyberonics, Inc.	232,029	4,531,526

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cyclacel Pharmaceuticals, Inc.	95,595	$218,913
*Cynosure, Inc.	27,170	342,342
*Cypress Bioscience, Inc.	184,649	930,631
*Cytokinetics, Inc.	188,842	608,071
#*Cytori Therapeutics, Inc.	144,413	814,489
Daxor Corp.	43,502	487,222
*Del Global Technologies Corp.	157,042	157,042
*DepoMed, Inc.	176,462	711,142
#*DexCom, Inc.	250,625	2,744,344
*Dialysis Corp. of America	36,951	414,221
*Digirad Corp.	75,285	166,380
*Discovery Laboratories, Inc.	293,850	147,219
*Durect Corp.	617,647	1,760,294
*DUSA Pharmaceuticals, Inc.	21,621	50,809
*Dyax Corp.	689,437	2,413,030
*Dynacq Healthcare, Inc.	64,639	174,525
*Dynavax Technologies Corp.	2,993	4,639
*Emergent BioSolutions, Inc.	86,704	1,411,541
Emergent Group, Inc.	6,700	52,662
#*Emeritus Corp.	147,225	3,297,840
*Emisphere Technologies, Inc.	2,065	6,195
*Encision, Inc.	3,700	6,031
—#*Endo Pharmaceuticals Solutions	203,104	201,073
*Endologix, Inc.	7,019	32,638
Ensign Group, Inc.	101,574	1,763,325
*EnteroMedics, Inc.	3,800	2,003
*ENTREMED, Inc.	17,684	12,149
*Enzo Biochem, Inc.	110,773	661,315
#*Enzon Pharmaceuticals, Inc.	154,275	1,632,230
*eResearch Technology, Inc.	514,980	3,795,403
*Exact Sciences Corp.	181,881	807,552
*Exactech, Inc.	100,152	2,049,110
*Exelixis, Inc.	332,910	1,924,220
*Five Star Quality Care, Inc.	65,859	194,943
#*Genomic Health, Inc.	192,364	3,081,671
*Genoptix, Inc.	53,205	2,058,501
*Gentiva Health Services, Inc.	124,155	3,560,765
#*Geron Corp.	381,628	2,224,891
#*Greatbatch, Inc.	219,343	4,900,123
*GTC Biotherapeutics, Inc.	8,642	4,580
#*GTx, Inc.	169,636	556,406
#*Halozyme Therapeutics, Inc.	329,900	2,810,748
*Hanger Orthopedic Group, Inc.	286,565	5,341,572
*Hansen Medical, Inc.	26,688	67,788
*Harvard Bioscience, Inc.	306,263	1,280,179
*Health Grades, Inc.	292,371	2,049,521
*HealthSpring, Inc.	23,400	411,840
*HealthStream, Inc.	175,019	787,586
*HealthTronics, Inc.	343,143	1,218,158
*Healthways, Inc.	104,807	1,707,306
*HeartWare International, Inc.	6,867	386,200
#*Helicos BioSciences Corp.	168,102	121,117
*Hemispherx Biopharma, Inc.	93,100	71,222
*Hi-Tech Pharmacal Co., Inc.	109,646	2,667,687
*Hooper Holmes, Inc.	672,769	612,220
*Human Genome Sciences, Inc.	244,427	6,768,184
*iBioPharma, Inc.	116,875	116,875
*iCAD, Inc.	37,500	55,125
*Icagen, Inc.	159	108
*ICU Medical, Inc.	136,104	4,846,663
*Idenix Pharmaceuticals, Inc.	176,955	817,532

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Idera Pharmaceuticals, Inc.	154,651	$968,115
#*ImmunoGen, Inc.	274,057	2,715,905
#*Immunomedics, Inc.	203,127	710,944
*Impax Laboratories, Inc.	162,044	2,932,996
#*Incyte Corp.	685,953	9,205,489
*Infinity Pharmaceuticals, Inc.	148,385	1,023,856
*Inhibitex, Inc.	12,200	30,012
*Inovio Biomedical Corp.	10,400	14,352
*Inspire Pharmaceuticals, Inc.	503,708	3,450,400
#*Insulet Corp.	222,094	3,064,897
*IntegraMed America, Inc.	71,370	609,500
#*InterMune, Inc.	307,087	13,069,623
#Invacare Corp.	251,311	6,642,150
*InVentiv Health, Inc.	101,018	2,326,445
#*IPC The Hospitalist Co.	48,458	1,504,136
*Iridex Corp.	6,461	27,976
*IRIS International, Inc.	173,904	1,987,723
*IsoRay, Inc.	20	29
*ISTA Pharmaceuticals, Inc.	89,850	351,314
*IVAX Diagnostics, Inc.	119	67
*Javelin Pharmaceuticals, Inc.	3,201	6,978
#*Jazz Pharmaceuticals, Inc.	95,550	968,877
#*Kendle International, Inc.	141,840	2,347,452
*Kensey Nash Corp.	117,601	2,663,663
*Keryx Biopharmaceuticals, Inc.	45,500	255,710
Kewaunee Scientific Corp.	25,060	330,541
*Kindred Healthcare, Inc.	201,795	3,600,023
*K-V Pharmaceutical Co.	101,681	157,606
#Landauer, Inc.	89,595	6,105,899
*Lannet Co., Inc.	27,793	130,349
*LCA-Vision, Inc.	173,831	1,465,395
*LeMaitre Vascular, Inc.	76,000	375,440
*Lexicon Pharmaceuticals, Inc.	27,284	43,927
#*LHC Group, Inc.	120,710	4,116,211
*Ligand Pharmaceuticals, Inc. Class B	532,382	979,583
*Luminex Corp.	30,400	494,304
#*Luna Innovations, Inc.	17,526	38,382
#*MAKO Surgical Corp.	78,886	1,106,771
#*Mannkind Corp.	56,831	394,975
*MAP Pharmaceuticals, Inc.	75,905	1,363,254
#*Martek Biosciences Corp.	75,050	1,653,352
#*Matrixx Initiatives, Inc.	91,443	468,188
*Maxygen, Inc.	359,381	2,303,632
*MDRNA, Inc.	7,523	9,329
*MedCath Corp.	91,975	914,232
*Medical Action Industries, Inc.	159,704	1,895,686
*Medical Staffing Network Holdings, Inc.	222,424	31,139
#*Medicines Co. (The)	84,620	621,111
*MediciNova, Inc.	20,749	134,661
MedQuist, Inc.	47,247	439,870
*MEDTOX Scientific, Inc.	77,329	990,584
*Merge Healthcare, Inc.	252,875	627,130
*Merit Medical Systems, Inc.	262,180	4,239,451
*Metabolix, Inc.	76,859	958,432
*Metropolitan Health Networks, Inc.	468,252	1,446,899
#*Micromet, Inc.	206,152	1,570,878
*Micrus Endovascular Corp.	146,236	2,936,419
*MiddleBrook Pharmaceuticals, Inc.	3,172	954
*Misonix, Inc.	62,750	140,560
#*Molecular Insight Pharmaceuticals, Inc.	217,158	479,919
*Molina Healthcare, Inc.	105,756	3,084,903

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Momenta Pharmaceuticals, Inc.	253,493	$3,518,483
*MWI Veterinary Supply, Inc.	96,120	4,032,234
*Nabi Biopharmaceuticals	482,904	2,713,920
*Nanosphere, Inc.	129,330	814,779
*National Dentex Corp.	5,346	90,775
National Healthcare Corp.	103,884	3,673,338
National Research Corp.	66,513	1,722,022
*Natus Medical, Inc.	212,592	3,622,568
*Nektar Therapeutics	314,150	4,385,534
*Neogen Corp.	203,656	5,354,116
*Neurocrine Biosciences, Inc.	386,646	1,241,134
#*NeurogesX, Inc.	50,878	508,780
*Neurometrix, Inc.	8,076	14,375
*Nighthawk Radiology Holdings, Inc.	143,008	529,130
*NMT Medical, Inc.	962	3,935
*NovaMed, Inc.	219,315	719,353
#*Novavax, Inc.	420,750	1,190,722
*NOVT Corp.	19,302	53,563
*NPS Pharmaceuticals, Inc.	133,552	930,857
*NxStage Medical, Inc.	336,545	4,280,852
*Obagi Medical Products, Inc.	65,783	886,755
*Oculus Innovative Sciences, Inc.	219	471
*Odyssey Healthcare, Inc.	322,388	6,715,342
*Omnicell, Inc.	231,483	3,090,298
*OncoGenex Pharmaceutical, Inc.	16,293	358,446
#*Oncothyreon, Inc.	74,088	299,316
#*Opexa Therapeutics, Inc.	18,635	41,742
*Opko Health, Inc.	32,883	71,027
#*Optimer Pharmaceuticals, Inc.	110,534	1,360,674
*OraSure Technologies, Inc.	247,698	1,570,405
*Orchid Cellmark, Inc.	287,604	580,960
*Ore Pharmaceutical Holdings, Inc.	50,794	19,302
#*Orexigen Therapeutics, Inc.	127,057	861,446
*Orthologic Corp.	315,300	291,652
*Orthovita, Inc.	362,576	1,450,304
#*Osiris Therapeutics, Inc.	106,875	798,356
*Osteotech, Inc.	34,625	147,156
*OTIX Global, Inc.	417	2,089
#*OXiGENE, Inc.	2,236	2,393
*Pain Therapeutics, Inc.	410,909	2,465,454
*Palomar Medical Technologies, Inc.	59,770	750,711
*Par Pharmaceutical Cos., Inc.	271,575	7,370,546
*Parexel International Corp.	17,822	420,243
*PDI, Inc.	131,394	1,191,744
PDL BioPharma, Inc.	31,842	185,320
*Penwest Pharmaceuticals Co.	291,234	1,022,231
*Pharmasset, Inc.	85,279	2,763,040
#*PharmAthene, Inc.	12,300	17,466
*PharMerica Corp.	283,292	5,467,536
*Phase Forward, Inc.	157,832	2,653,156
*PHC, Inc.	26,839	34,354
*PhotoMedex, Inc.	493	3,914
#*Poniard Pharmaceuticals, Inc.	90,312	115,599
*Pozen, Inc.	244,062	2,643,191
*Progenics Pharmaceuticals, Inc.	284,275	1,830,731
*Prospect Medical Holdings, Inc.	32,393	218,329
*Providence Service Corp.	38,730	643,305
Psychemedics Corp.	1,558	12,386
*Questcor Pharmaceuticals, Inc.	343,109	3,341,882
#*Quidel Corp.	307,000	4,525,180
*Quigley Corp.	56,585	107,512

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*RadNet, Inc.	78,857	$290,194
*Raptor Pharmaceutical Corp.	859	2,105
*Regeneration Technologies, Inc.	302,085	1,156,986
*RehabCare Group, Inc.	130,630	3,725,568
*Repligen Corp.	315,575	1,107,668
#*Repros Therapeutics, Inc.	44,891	38,157
*Res-Care, Inc.	275,791	3,210,207
*Retractable Technologies, Inc.	272	400
#*Rigel Pharmaceuticals, Inc.	232,324	1,805,157
*Rochester Medical Corp.	101,268	1,214,203
*Rockwell Medical Technologies, Inc.	44,950	261,160
*Rural/Metro Corp.	110,300	777,615
#*RXi Pharmaceuticals Corp.	319	1,362
*Sangamo BioSciences, Inc.	343,507	2,116,003
*Santarus, Inc.	177,498	582,193
*Savient Pharmaceuticals, Inc.	185,995	2,696,928
*SciClone Pharmaceuticals, Inc.	127,434	532,674
*Senesco Technologies, Inc.	185	112
*SenoRx, Inc.	28,351	278,974
#*Sequenom, Inc.	183,700	1,138,940
*SeraCare Life Sciences, Inc.	127,485	624,676
*Skilled Healthcare Group, Inc.	94,206	630,238
*Solta Medical, Inc.	3,600	8,532
*Somanetics Corp.	121,507	2,458,087
#*Somaxon Pharmaceuticals, Inc.	798	5,738
*SonoSite, Inc.	154,826	5,189,768
Span-American Medical System, Inc.	33,000	551,430
*Spectranetics Corp.	226,593	1,545,364
#*Spectrum Pharmaceuticals, Inc.	126,633	653,426
*SRI/Surgical Express, Inc.	46,400	233,856
#*Staar Surgical Co.	275,704	1,403,333
#*StemCells, Inc.	154,160	177,284
*Stereotaxis, Inc.	155,758	739,850
*Strategic Diagnostics, Inc.	1,653	3,075
*Sucampo Pharmaceuticals, Inc.	19,966	82,060
*Sun Healthcare Group, Inc.	420,360	3,758,018
*SunLink Health Systems, Inc.	33,465	88,682
*Sunrise Senior Living, Inc.	149,510	831,276
*SuperGen, Inc.	110,760	326,742
#*SurModics, Inc.	178,765	3,325,029
*Symmetry Medical, Inc.	269,982	3,120,992
*Synovis Life Technologies, Inc.	119,202	1,764,190
*Synta Pharmaceuticals Corp.	105,199	427,108
*Targacept, Inc.	85,199	2,027,736
*Telik, Inc.	140,820	167,576
*Theragenics Corp.	280,300	431,662
#*Threshold Pharmaceuticals, Inc.	17,876	30,747
*TomoTherapy, Inc.	90,403	351,668
*TranS1, Inc.	51,361	165,896
*Transcend Services, Inc.	31,661	470,799
*Transcept Pharmaceuticals, Inc.	33,258	341,892
*Trimeris, Inc.	27,066	65,500
#*Triple-S Management Corp.	61,612	1,121,338
*Trubion Pharmaceuticals, Inc.	10,785	41,414
*U.S. Physical Therapy, Inc.	118,606	2,080,349
*Universal American Corp.	1	15
*Urologix, Inc.	123,100	162,492
*Uroplasty, Inc.	12,179	46,524
Utah Medical Products, Inc.	48,826	1,362,734
*Vanda Pharmaceuticals, Inc.	70,579	590,746
*Vascular Solutions, Inc.	162,035	1,604,146

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Vical, Inc.	139,397	$504,617
*Viropharma, Inc.	229,270	2,916,314
#*Virtual Radiologic Corp.	38,442	480,525
*Vision-Sciences, Inc.	23,250	23,013
*Vital Images, Inc.	114,941	1,813,769
#*Vivus, Inc.	585,337	5,964,584
#*Volcano Corp.	112,884	2,711,474
#*Wright Medical Group, Inc.	116,333	2,184,734
*XenoPort, Inc.	88,017	915,377
*XOMA, Ltd.	138	91
Young Innovations, Inc.	72,385	1,821,930
*Zoll Medical Corp.	170,789	5,217,604
*Zymogenetics, Inc.	218,798	1,299,660

Total Health Care		511,794,254

Industrials — (14.4%)
*3D Systems Corp.	190,387	2,962,422
*A.T. Cross Co.	78,714	370,743
#AAON, Inc.	207,287	5,003,908
*AAR Corp.	112,900	2,752,502
#*Acacia Technologies Group	363,683	5,411,603
*ACCO Brands Corp.	294,565	2,689,378
*Accuride Corp.	1,882	2,578
Aceto Corp.	228,797	1,526,076
*Active Power, Inc.	333,059	273,108
Administaff, Inc.	113,778	2,519,045
*Advisory Board Co. (The)	49,094	1,616,665
*AeroCentury Corp.	8,566	198,903
*Aerosonic Corp.	5,480	21,591
*Aerovironment, Inc.	66,164	1,732,174
*Air Transport Services Group, Inc.	168,475	926,612
Aircastle, Ltd.	234,343	2,814,459
#*AirTran Holdings, Inc.	240,718	1,270,991
Alamo Group, Inc.	90,749	2,138,046
Albany International Corp.	86,553	2,204,505
*Allied Defense Group, Inc.	51,940	277,360
*Allied Motion Technologies, Inc.	34,580	139,357
*Altra Holdings, Inc.	143,580	2,176,673
#*American Commercial Lines, Inc.	35,611	726,464
American Railcar Industries, Inc.	58,192	951,439
*American Reprographics Co.	123,819	1,236,952
American Science & Engineering, Inc.	88,885	6,679,708
American Woodmark Corp.	129,528	2,993,392
#Ameron International Corp.	79,595	5,523,097
Ampco-Pittsburgh Corp.	86,200	2,216,202
*AMREP Corp.	55,375	802,937
*APAC Customer Services, Inc.	162,743	935,772
#Apogee Enterprises, Inc.	255,606	3,512,026
*Applied Energetics, Inc.	1,516	2,213
Applied Signal Technologies, Inc.	122,704	2,293,338
*Argan, Inc.	22,452	255,055
*Argon ST, Inc.	216,502	5,629,052
#Arkansas Best Corp.	162,953	4,963,548
#*Arotech Corp.	99,723	172,521
Art’s-Way Manufacturing Co., Inc.	200	1,220
#*Astec Industries, Inc.	182,380	6,040,426
*Astronics Corp.	79,406	1,148,211
*Astronics Corp. Class B	17,159	245,374
*Astrotech Corp.	6,182	17,928
*ATC Technology Corp.	205,257	4,195,453
*Atlas Air Worldwide Holdings, Inc.	56,968	3,148,621

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Avalon Holding Corp. Class A	20,575	$65,634
#AZZ, Inc.	119,452	4,852,140
#Badger Meter, Inc.	157,501	6,514,241
*Baker (Michael) Corp.	85,237	3,012,276
*Baldwin Technology Co., Inc. Class A	2,160	3,197
Barrett Business Services, Inc.	86,356	1,329,882
*Beacon Roofing Supply, Inc.	188,843	4,192,315
#*Blount International, Inc.	325,962	3,657,294
#*BlueLinx Holdings, Inc.	67,889	340,124
*BNS Holding, Inc.	26,480	297,900
Bowne & Co., Inc.	222,304	2,485,359
*Breeze-Eastern Corp.	98,241	675,898
*Broadwind Energy, Inc.	8,900	35,244
*BTU International, Inc.	74,894	447,866
#*Builders FirstSource, Inc.	94,673	360,704
*Butler International, Inc.	—	—
*C&D Technologies, Inc.	230,400	334,080
*CAI International, Inc.	27,190	370,056
#*Capstone Turbine Corp.	7,331	8,944
Cascade Corp.	109,805	3,827,802
*Casella Waste Systems, Inc.	191,918	990,297
#*CBIZ, Inc.	625,224	4,382,820
CDI Corp.	59,957	1,045,051
*CECO Environmental Corp.	24,500	130,340
*Celadon Group, Inc.	200,675	2,996,078
#*Cenveo, Inc.	192,246	1,647,548
*Ceradyne, Inc.	73,909	1,640,780
*Champion Industries, Inc.	53,936	96,006
*Chart Industries, Inc.	74,030	1,701,950
Chase Corp.	76,372	1,002,764
Chicago Rivet & Machine Co.	18,400	298,448
CIRCOR International, Inc.	106,080	3,655,517
#*Coleman Cable, Inc.	6,377	36,540
#*Colfax Corp.	128,994	1,683,372
*Columbus McKinnon Corp.	175,855	3,170,666
*Comforce Corp.	80,066	100,883
Comfort Systems USA, Inc.	333,313	4,693,047
*Command Security Corp.	70,192	178,990
*Commercial Vehicle Group, Inc.	211,435	1,983,260
*Competitive Technologies, Inc.	102,100	285,880
CompX International, Inc.	16,616	183,607
*Conrad Industries, Inc.	18,700	140,250
*Consolidated Graphics, Inc.	84,422	3,538,126
*Cornell Cos., Inc.	147,824	4,065,160
Corporate Executive Board Co.	95,344	2,618,146
#*CoStar Group, Inc.	37,496	1,647,949
Courier Corp.	120,220	2,066,582
*Covanta Holding Corp.	1	13
*Covenant Transportation Group, Inc.	91,000	673,400
*CPI Aerostructures, Inc.	47,933	429,000
*CRA International, Inc.	102,480	2,380,610
Deluxe Corp.	120,105	2,518,602
Diamond Management & Technology Consultants, Inc.	239,817	1,947,314
*Digital Power Corp.	3,700	4,588
#*Document Security Systems, Inc.	26,514	93,594
*Dollar Thrifty Automotive Group, Inc.	196,339	8,636,953
Ducommun, Inc.	99,023	2,266,636
*DXP Enterprises, Inc.	67,332	1,117,038
*Dycom Industries, Inc.	105,306	1,118,350
*Dynamex, Inc.	98,300	1,738,927
Dynamic Materials Corp.	39,964	717,753

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Eagle Bulk Shipping, Inc.	192,356	$1,113,741
Eastern Co.	56,509	918,271
Ecology & Environment, Inc. Class A	20,492	270,904
#Empire Resources, Inc.	774	1,517
#Encore Wire Corp.	219,225	4,868,987
#*Ener1, Inc.	122,593	509,987
*Energy Focus, Inc.	838	1,014
#*Energy Recovery, Inc.	67,866	409,232
EnergySolutions, Inc.	17,435	126,404
#*EnerNOC, Inc.	74,308	2,160,877
Ennis, Inc.	227,402	4,204,663
#*EnPro Industries, Inc.	161,708	5,106,739
*Environmental Tectonics Corp.	60,400	163,080
Espey Manufacturing & Electronics Corp.	35,700	689,010
#*Evergreen Solar, Inc.	18,000	20,160
*Exponent, Inc.	138,302	4,122,783
*ExpressJet Holdings, Inc.	49,740	198,960
Federal Signal Corp.	467,647	3,769,235
*First Aviation Services, Inc.	1,700	1,445
*Flanders Corp.	254,700	980,595
*Flow International Corp.	203,326	642,510
*Fortune Industries, Inc.	25	15
#Forward Air Corp.	180,225	5,049,904
*Franklin Covey Co.	170,796	1,345,872
Franklin Electric Co., Inc.	64,210	2,246,708
#Freightcar America, Inc.	36,084	1,032,724
*Frozen Food Express Industries, Inc.	161,875	728,438
*Fuel Tech, Inc.	78,086	586,426
#*FuelCell Energy, Inc.	208,549	573,510
*Furmanite Corp.	332,038	1,693,394
G & K Services, Inc. Class A	149,828	4,118,772
#*Genco Shipping & Trading, Ltd.	98,319	2,277,068
*Gencor Industries, Inc.	3,900	30,498
#*GenCorp., Inc.	175,511	1,091,678
*GeoEye, Inc.	146,037	4,162,054
*Gibraltar Industries, Inc.	276,610	4,154,682
#Gorman-Rupp Co. (The)	165,285	4,609,799
*GP Strategies Corp.	152,856	1,233,548
Graham Corp.	65,200	1,163,820
Great Lakes Dredge & Dock Corp.	158,714	860,230
*Greenbrier Cos., Inc.	149,800	2,438,744
*Griffon Corp.	482,883	6,808,650
*GT Solar International, Inc.	8,140	47,456
*H&E Equipment Services, Inc.	107,065	1,264,438
Hardinge, Inc.	97,119	971,190
*Hawaiian Holdings, Inc.	520,782	3,697,552
#Healthcare Services Group, Inc.	345,408	7,422,818
Heidrick & Struggles International, Inc.	165,119	4,360,793
#*Heritage-Crystal Clean, Inc.	6,140	63,058
*Herley Industries, Inc.	127,372	1,866,000
*Hill International, Inc.	317,228	2,036,604
*Hoku Corp.	26,714	78,806
Horizon Lines, Inc.	80,941	442,747
#Houston Wire & Cable Co.	54,770	720,226
*Hudson Highland Group, Inc.	21,898	122,848
*Hudson Technologies, Inc.	20,484	55,307
*Hurco Cos., Inc.	55,470	1,079,446
*Huron Consulting Group, Inc.	46,466	1,088,234
*Huttig Building Products, Inc.	161,870	275,179
*ICF International, Inc.	45,483	1,053,386
*II-VI, Inc.	62,442	2,239,170

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Innerworkings, Inc.	186,378	$1,114,540
*Innotrac Corp.	156,400	253,368
*Innovative Solutions & Support, Inc.	135,489	788,546
*Insituform Technologies, Inc.	193,465	4,637,356
Insteel Industries, Inc.	52,537	644,104
*Integrated Electrical Services, Inc.	118,276	736,859
*Intelligent Systems Corp.	42,582	51,311
Interface, Inc. Class A	281,232	3,678,515
*Interline Brands, Inc.	252,827	5,261,330
International Shipholding Corp.	59,608	1,808,507
*Intersections, Inc.	159,980	852,693
John Bean Technologies Corp.	85,640	1,573,207
*JPS Industries, Inc.	24,500	105,350
*Kadant, Inc.	99,347	1,987,933
Kaman Corp. Class A	237,610	6,512,890
*Kelly Services, Inc. Class A	253,862	4,082,101
*Kelly Services, Inc. Class B	618	10,506
*Key Technology, Inc.	49,705	689,408
*Kforce, Inc.	392,320	5,449,325
Kimball International, Inc. Class B	241,960	1,945,358
#Knoll, Inc.	203,329	2,842,539
*Korn/Ferry International	253,000	4,101,130
*Kratos Defense & Security Solutions, Inc.	16,210	230,992
L.S. Starrett Co. Class A	51,344	593,023
*LaBarge, Inc.	173,450	2,143,842
*Ladish Co., Inc.	124,016	3,409,200
Lawson Products, Inc.	79,602	1,293,532
*Layne Christensen Co.	146,555	4,012,676
*LB Foster Co.	103,703	3,069,609
*LECG Corp.	83,238	279,680
*LGL Group, Inc.	36,740	288,409
#Lindsay Corp.	38,700	1,471,761
*LMI Aerospace, Inc.	94,098	1,624,131
LSI Industries, Inc.	202,343	1,422,471
*Lydall, Inc.	141,300	1,138,878
*M&F Worldwide Corp.	85,330	2,616,218
*Magnetek, Inc.	307,119	605,024
*Manitex International, Inc.	6,450	17,350
*Marten Transport, Ltd.	206,083	4,502,914
McGrath Rentcorp.	239,521	6,225,151
#*Media Sciences International, Inc.	11,400	5,472
*Metalico, Inc.	193,401	1,276,447
Met-Pro Corp.	197,362	2,007,172
*MFRI, Inc.	57,134	387,940
#*Microvision, Inc.	239,318	749,065
Miller Industries, Inc.	34,193	488,960
*Mobile Mini, Inc.	128,085	2,128,773
Mueller (Paul) Co.	10,813	282,219
Mueller Water Products, Inc.	462,937	2,592,447
Multi-Color Corp.	101,404	1,268,564
*MYR Group, Inc.	51,318	920,132
NACCO Industries, Inc. Class A	18,665	1,622,735
*National Patent Development Corp.	109,400	148,784
National Technical Systems, Inc.	86,036	452,549
*Navigant Consulting, Inc.	120,486	1,551,860
*NCI Building Systems, Inc.	26,100	359,658
*NN, Inc.	162,400	1,169,280
*North American Galvanizing & Coating, Inc.	151,277	1,134,578
#*Northwest Pipe Co.	91,968	2,218,268
#*Ocean Power Technologies, Inc.	22,041	150,760
#*Odyssey Marine Exploration, Inc.	448,045	600,380

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Omega Flex, Inc.	102,151	$1,250,328
*On Assignment, Inc.	199,121	1,399,821
*Orbit International Corp.	14,582	56,724
*Orion Energy Systems, Inc.	21,748	115,917
*Orion Marine Group, Inc.	77,620	1,471,675
Otter Tail Corp.	9,000	199,980
*P.A.M. Transportation Services, Inc.	86,903	1,376,544
#*Pacer International, Inc.	106,531	707,366
*Paragon Technologies, Inc.	13,510	33,775
*Park-Ohio Holdings Corp.	99,702	1,283,165
*Patrick Industries, Inc.	62,500	203,750
*Patriot Transportation Holding, Inc.	30,701	2,577,042
*Pemco Aviation Group Inc.	66	117
*PGT, Inc.	32,750	101,525
*Pike Electric Corp.	149,660	1,608,845
*Pinnacle Airlines Corp.	182,789	1,336,188
*Plug Power, Inc.	677,284	446,195
*PMFG, Inc.	125,088	1,798,765
*Polypore International, Inc.	132,256	2,342,254
Portec Rail Products, Inc.	20,145	238,114
*Powell Industries, Inc.	110,356	3,705,754
#*Power-One, Inc.	273,380	2,148,767
*PowerSecure International, Inc.	174,956	1,970,005
Preformed Line Products Co.	51,644	1,549,320
*PRGX Global, Inc.	69,393	469,097
*Protection One, Inc.	36,629	566,651
Providence & Worcester Railroad Co.	18,273	240,290
*Quality Distribution, Inc.	195,092	1,365,644
Quanex Building Products Corp.	117,268	2,228,092
#Raven Industries, Inc.	180,470	5,479,069
*RBC Bearings, Inc.	117,752	3,716,253
*RCM Technologies, Inc.	116,451	478,614
*Republic Airways Holdings, Inc.	163,944	1,026,289
*Resources Connection, Inc.	15,116	265,135
Robbins & Myers, Inc.	76,212	1,974,653
*RSC Holdings, Inc.	100,072	917,660
*Rush Enterprises, Inc. Class A	239,334	3,881,997
*Rush Enterprises, Inc. Class B	116,388	1,601,499
*Saia, Inc.	112,832	1,869,626
*SatCon Technology Corp.	315,637	886,940
*Sauer-Danfoss, Inc.	53,621	871,341
Schawk, Inc.	244,071	4,625,145
#*School Specialty, Inc.	190,069	4,459,019
Schuff International, Inc.	53,200	925,680
Servotronics, Inc.	24,804	213,066
*SFN Group, Inc.	474,893	4,060,335
SIFCO Industries, Inc.	45,830	635,204
SkyWest, Inc.	295,928	4,433,001
*SL Industries, Inc.	54,267	572,517
SmartPros, Ltd.	38,973	116,529
*Sparton Corp.	27,220	158,965
*Spherix, Inc.	135,335	182,702
*Spire Corp.	87,042	307,258
*Standard Parking Corp.	170,782	2,884,508
#Standard Register Co.	72,111	371,372
Standex International Corp.	114,109	2,723,782
*Stanley, Inc.	18,600	588,318
#Steelcase, Inc. Class A	22,973	188,608
*Sterling Construction Co., Inc.	62,130	1,087,275
#Sun Hydraulics, Inc.	160,570	4,497,566
Superior Uniform Group, Inc.	55,873	574,933

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Supreme Industries, Inc.	101,505	$294,364
*SYKES Enterprises, Inc.	267,655	6,083,798
*Sypris Solutions, Inc.	167,114	750,342
#TAL International Group, Inc.	217,127	5,643,131
*Taser International, Inc.	334,292	1,581,201
*Team, Inc.	156,000	2,714,400
*TeamStaff, Inc.	3,862	3,980
*Tech/Ops Sevcon, Inc.	56,400	286,512
Technology Research Corp.	57,021	302,782
*Tecumseh Products Co. Class A	123,298	1,575,748
*Tecumseh Products Co. Class B	10,400	136,448
*Tel-Instrument Electronics	19,940	159,520
Tennant Co.	184,600	6,366,854
#Textainer Group Holdings, Ltd.	55,697	1,278,803
*Thomas Group, Inc.	307	227
#Titan International, Inc.	331,617	4,115,367
#*Titan Machinery, Inc.	51,713	743,633
Todd Shipyards Corp.	56,766	901,444
*Trailer Bridge, Inc.	42,500	218,875
*Transcat, Inc.	42,500	318,750
*TRC Cos., Inc.	198,230	614,513
Tredegar Industries, Inc.	337,450	5,756,897
#*Trex Co., Inc.	144,000	3,526,560
*Trimas Corp.	291,793	2,967,535
Triumph Group, Inc.	21,552	1,671,573
*TrueBlue, Inc.	242,999	3,836,954
*Tufco Technologies, Inc.	6,498	28,331
Twin Disc, Inc.	89,335	1,261,410
*U.S. Home Systems, Inc.	653	2,279
*Ultralife Corp.	72,011	301,726
*United Capital Corp.	86,186	2,139,998
#*United Rentals, Inc.	369,415	5,304,799
Universal Forest Products, Inc.	76,178	3,203,285
*Universal Power Group, Inc.	28,494	90,896
*Universal Security Instruments, Inc.	197	1,397
*Universal Truckload Services, Inc.	52,823	964,548
*UQM Technologies, Inc.	109,446	478,279
#*US Airways Group, Inc.	434,938	3,075,012
US Ecology, Inc.	176,798	2,758,049
*USA Truck, Inc.	65,486	1,206,252
*Valence Technology, Inc.	67,400	70,770
*Valpey Fisher Corp.	36,360	81,810
*Versar, Inc.	34,351	113,015
Viad Corp.	194,613	4,553,944
*Vicor Corp.	283,411	4,285,174
Virco Manufacturing Corp.	133,476	480,514
*Volt Information Sciences, Inc.	192,487	2,413,787
VSE Corp.	33,772	1,357,297
*Wabash National Corp.	301,940	2,934,857
*Waste Services, Inc.	69,400	780,056
*WCA Waste Corp.	140,080	694,797
*Willdan Group, Inc.	131	305
*Willis Lease Finance Corp.	76,817	1,078,511
*Xerium Technologies, Inc.	119,928	139,116
#*YRC Worldwide, Inc.	102,673	57,158

Total Industrials		587,187,277

Information Technology — (17.6%)
#*3PAR, Inc.	192,431	1,795,381
#*ACI Worldwide, Inc.	104,228	1,958,444
*Acme Packet, Inc.	239,205	6,252,819

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Acorn Energy, Inc.	35,253	$198,827
*Actel Corp.	240,963	3,739,746
*ActivIdentity Corp.	433,354	1,269,727
*Actuate Corp.	599,387	3,392,530
*Acxiom Corp.	146,222	2,789,916
* Adaptec, Inc.	749,869	2,317,095
#*ADC Telecommunications, Inc.	413,661	3,313,425
*ADDvantage Technologies Group, Inc.	84,803	242,537
*Adept Technology, Inc.	25,588	151,225
*Advanced Analogic Technologies, Inc.	132,964	505,263
*Advanced Energy Industries, Inc.	386,830	5,694,138
*Advanced Photonix, Inc.	65,272	37,205
*Aehr Test Systems	42,605	125,259
*Aetrium, Inc.	2,167	7,433
Agilysys, Inc.	169,595	1,840,106
American Software, Inc. Class A	237,800	1,519,542
*Amtech Systems, Inc.	62,270	595,924
*Anadigics, Inc.	176,423	887,408
*Analysts International Corp.	38,018	112,533
*Anaren, Inc.	130,802	1,938,486
*Applied Micro Circuits Corp.	660,413	7,449,459
*ArcSight, Inc.	88,642	2,014,833
*Art Technology Group, Inc.	1,086,417	4,649,865
*Aruba Networks, Inc.	287,868	3,615,622
*Astea International, Inc.	21,160	72,367
Astro-Med, Inc.	58,216	442,442
*Atheros Communications, Inc.	7,677	298,175
#*ATMI, Inc.	97,190	1,762,055
*AuthenTec, Inc.	31,500	80,955
*Authentidate Holding Corp.	14,259	10,709
*Autobytel, Inc.	391,202	363,779
*Aviat Networks, Inc.	170,047	1,105,306
*Avid Technology, Inc.	116,015	1,693,819
*Aware, Inc.	78,144	194,579
*Axcelis Technologies, Inc.	927,266	2,206,893
*AXT, Inc.	289,963	1,267,138
Bel Fuse, Inc. Class A	34,088	741,073
Bel Fuse, Inc. Class B	93,906	2,199,279
#*Bell Microproducts, Inc.	228,950	1,602,650
*BigBand Networks, Inc.	201,269	664,188
*Bitstream, Inc.	81,600	648,720
#Black Box Corp.	144,646	4,511,509
Blackbaud, Inc.	84,705	1,952,450
*Blonder Tongue Laboratories, Inc.	76,200	87,630
*Bogen Communications International, Inc.	33,103	57,103
*Bottomline Technologies, Inc.	234,215	4,075,341
*Brightpoint, Inc.	442,352	3,578,628
#*BroadVision, Inc.	8,207	105,952
*Brooks Automation, Inc.	392,146	3,811,659
*Bsquare Corp.	89,889	233,711
*Cabot Microelectronics Corp.	234,301	8,987,786
*CalAmp Corp.	221,484	631,229
*Callidus Software, Inc.	242,757	769,540
*Cascade Microtech, Inc.	74,200	356,902
Cass Information Systems, Inc.	36,620	1,164,516
*CEVA, Inc.	187,703	2,297,485
*Checkpoint Systems, Inc.	169,286	3,824,171
*Chyron International Corp.	315	583
*Ciber, Inc.	320,766	1,273,441
*Cinedigm Digital Cinema Corp.	1,512	3,674
*Cirrus Logic, Inc.	659,171	8,378,063

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Clarus Corp.	138,650	$741,778
*Clearfield, Inc.	41,400	103,500
Cognex Corp.	231,298	4,836,441
#*Coherent, Inc.	149,922	5,632,570
Cohu, Inc.	157,211	2,538,958
*Comarco, Inc.	72,455	182,587
—#*Commerce One LLC	4,800	—
Communications Systems, Inc.	80,026	1,027,534
*CommVault Systems, Inc.	112,567	2,358,279
#*Compellent Technologies, Inc.	97,802	1,229,371
*Computer Task Group, Inc.	178,083	1,672,199
*comScore, Inc.	88,302	1,602,681
*Comverge, Inc.	69,163	784,308
*Concurrent Computer Corp.	15,710	88,290
*Conexant Systems, Inc.	212,885	649,299
#*Constant Contact, Inc.	87,407	2,233,249
*CPI International, Inc.	31,594	424,307
*Cray, Inc.	221,552	1,497,692
*CSG Systems International, Inc.	146,655	3,332,002
*CSP, Inc.	49,991	171,969
CTS Corp.	182,239	1,913,510
*CVD Equipment Corp.	31,867	112,491
*CyberOptics Corp.	56,931	631,365
#Daktronics, Inc.	201,959	1,692,416
*Data I/O Corp.	77,000	354,970
*Datalink Corp.	49,000	220,500
*Dataram Corp.	83,150	197,897
*Datawatch Corp.	18,488	51,397
*DDi Corp.	83,350	713,476
#*DealerTrack Holdings, Inc.	109,152	1,664,568
*Deltek, Inc.	91,471	719,877
#*DemandTec, Inc.	71,622	484,165
*DG FastChannel, Inc.	149,760	5,268,557
*Dice Holdings, Inc.	64,981	563,385
*Digi International, Inc.	239,351	2,563,449
*Digimarc Corp.	60,380	1,087,444
*Digital Angel Corp.	39,154	25,450
#*Diodes, Inc.	108,906	2,338,212
*Ditech Networks, Inc.	316,660	490,823
*DivX, Inc.	101,441	848,047
*Dot Hill Systems Corp.	415,566	718,929
*Double-Take Software, Inc.	71,971	773,688
*DSP Group, Inc.	271,985	2,222,117
#*DTS, Inc.	178,253	5,925,130
*Dynamics Research Corp.	82,812	1,184,212
#Earthlink, Inc.	131,320	1,184,506
*Easylink Services International Corp.	13,900	35,445
#*Ebix, Inc.	105,232	1,712,125
*Echelon Corp.	371,953	3,514,956
*EDGAR Online, Inc.	80,827	166,504
*Edgewater Technology, Inc.	87,868	277,663
*EFJohnson Technologies, Inc.	1,848	1,977
*Elecsys Corp.	31,697	126,788
Electro Rent Corp.	238,205	3,403,949
*Electro Scientific Industries, Inc.	83,371	1,148,019
*Electronics for Imaging, Inc.	153,920	1,977,872
Electro-Sensors, Inc.	3,450	14,145
*eLoyalty Corp.	106,780	747,460
#*EMCORE Corp.	459,541	615,785
*EMS Technologies, Inc.	151,599	2,408,908
*Endwave Corp.	24,123	73,093

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Entegris, Inc.	959,743	$5,940,809
*Entorian Technologies, Inc.	37,101	68,266
*Entropic Communications, Inc.	221,180	1,167,830
*Epicor Software Corp.	556,902	5,112,360
#*EPIQ Systems, Inc.	289,576	3,489,391
*ePlus, Inc.	56,073	1,043,519
*Euronet Worldwide, Inc.	3,168	50,466
*Evans & Sutherland Computer Corp.	9,539	3,057
*Evolving Systems, Inc.	35,800	259,908
*Exar Corp.	395,970	2,926,218
*ExlService Holdings, Inc.	142,589	2,270,017
*Extreme Networks	377,435	1,256,859
*FalconStor Software, Inc.	519,514	1,553,347
#*Faro Technologies, Inc.	135,699	3,420,972
#*Finisar Corp.	142,629	2,133,730
*Forrester Research, Inc.	224,649	7,213,479
*Frequency Electronics, Inc.	74,860	414,724
*FSI International, Inc.	276,071	1,054,591
*Geeknet, Inc.	5,367	7,997
*Gerber Scientific, Inc.	213,989	1,540,721
*Giga-Tronics, Inc.	33,725	85,662
*GigOptix, Inc.	6,732	27,265
*Global Cash Access, Inc.	446,762	3,877,894
*Globecomm Systems, Inc.	83,337	649,195
*Glu Mobile, Inc.	500	775
*GSE Systems, Inc.	117,306	656,914
*GSI Technology, Inc.	83,949	543,150
*GTSI Corp.	87,165	557,856
*Guidance Software, Inc.	60,940	358,327
*Hackett Group, Inc.	399,644	1,123,000
*Harmonic, Inc.	831,402	5,686,790
*Hauppauge Digital, Inc.	780	889
Heartland Payment Systems, Inc.	112,438	2,066,610
*Henry Bros. Electronics, Inc.	29,514	123,959
—*Here Media, Inc.	9,920	—
—*Here Media, Inc. Special Shares	9,920	—
*Hughes Communications, Inc.	48,495	1,353,010
*Hutchinson Technology, Inc.	232,731	1,417,332
*Hypercom Corp.	539,100	2,237,265
*I.D. Systems, Inc.	2,424	7,926
#*ICx Technologies, Inc.	17,135	120,802
*IEC Electronics Corp.	13,600	71,808
iGATE Corp.	525,324	6,503,511
*iGo, Inc.	2,297	3,928
*Ikanos Communications, Inc.	64,641	182,934
*Imation Corp.	113,208	1,227,175
Imergent, Inc.	104,726	662,916
*Immersion Corp.	243,859	1,365,610
*Infinera Corp.	107,993	988,136
*infoGROUP, Inc.	172,595	1,382,486
*InfoSpace, Inc.	302,720	3,169,478
*Innodata Isogen, Inc.	222,741	770,684
*Insight Enterprises, Inc.	413,879	6,220,601
*InsWeb Corp.	12,966	65,349
*Integral Systems, Inc.	205,300	1,790,216
*Integral Vision, Inc.	13,841	512
*Integrated Silicon Solution, Inc.	209,476	2,582,839
#*Intellicheck Mobilisa, Inc.	25,737	47,871
*Intelligroup, Inc.	116,800	461,360
*Interactive Intelligence, Inc.	146,489	2,896,088
*Internap Network Services Corp.	157,388	909,703

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Internet Brands, Inc.	143,700	$1,487,295
*Internet Capital Group, Inc.	349,644	3,457,979
*Interphase Corp.	9,505	23,953
*Intest Corp.	84,141	275,141
*Intevac, Inc.	164,964	2,296,299
*IntriCon Corp.	53,872	193,939
*INX, Inc.	43,500	210,540
*iPass, Inc.	380,440	547,834
#*IPG Photonics Corp.	458,850	8,034,464
*Isilon Systems, Inc.	201,411	2,614,315
*Iteris, Inc.	52,380	97,951
*Ixia	390,636	4,004,019
*IXYS Corp.	314,624	2,841,055
*Jaco Electronics, Inc.	63,010	23,944
*JDA Software Group, Inc.	289,086	8,354,585
Keithley Instruments, Inc.	72,900	620,379
*Kemet Corp.	666,900	1,373,814
*Kenexa Corp.	60,867	913,614
*KEY Tronic Corp.	3,880	24,638
Keynote Systems, Inc.	113,450	1,245,681
*KIT Digital, Inc.	7,957	115,138
*Knot, Inc. (The)	182,110	1,476,912
*Kopin Corp.	672,020	2,829,204
*Kulicke & Soffa Industries, Inc.	214,990	1,762,918
*KVH Industries, Inc.	89,570	1,349,820
*L-1 Identity Solutions, Inc.	788,924	6,839,971
*Lantronix, Inc.	45	187
*LaserCard Corp.	111,680	635,459
*Lattice Semiconductor Corp.	1,053,119	5,549,937
*LeCroy Corp.	115,888	677,945
#*LightPath Technologies, Inc.	8,650	19,116
*Limelight Networks, Inc.	167,135	671,883
*Lionbridge Technologies, Inc.	69,597	376,520
*Liquidity Services, Inc.	102,974	1,170,814
*Littlefuse, Inc.	204,498	8,635,951
*Logic Devices, Inc.	45,800	63,662
*LoJack Corp.	40,156	167,852
*LookSmart, Ltd.	1,826	2,520
#*LoopNet, Inc.	325,010	3,666,113
#*Loral Space & Communications, Inc.	173,428	7,467,810
*LTX-Credence Corp.	1,217,865	4,128,562
*Mace Security International, Inc.	136,938	118,451
#*Magma Design Automation, Inc.	152,525	549,090
*Management Network Group, Inc.	21,533	62,230
#*Manhattan Associates, Inc.	243,170	6,969,252
Marchex, Inc.	118,508	623,352
*Mastech Holdings, Inc.	308	1,309
*Mattson Technology, Inc.	113,534	510,903
Maximus, Inc.	144,349	8,936,647
#*Maxwell Technologies, Inc.	125,013	1,803,938
*Measurement Specialties, Inc.	33,247	547,578
#*Mechanical Technology, Inc.	273	212
*MEMSIC, Inc.	2,800	9,296
*Mentor Graphics Corp.	69,517	624,958
*Mercury Computer Systems, Inc.	196,106	2,521,923
Mesa Laboratories, Inc.	31,685	818,107
Methode Electronics, Inc.	216,662	2,404,948
Micrel, Inc.	527,371	6,154,420
*MicroStrategy, Inc.	33,554	2,570,236
*Microtune, Inc.	289,097	774,780
*Mindspeed Technologies, Inc.	90,113	903,833

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*MIPS Technologies, Inc.	433,092	$2,161,129
Mocon, Inc.	63,275	706,782
*ModusLink Global Solutions, Inc.	174,778	1,560,768
*MoneyGram International, Inc.	254,764	777,030
*Monolithic Power Systems, Inc.	283,490	6,988,028
*Monotype Imaging Holdings, Inc.	61,776	644,941
*MoSys, Inc.	128,298	554,247
*Move, Inc.	1,396,321	3,071,906
*MRV Communications, Inc.	1,232,392	1,897,884
*MTM Technologies, Inc.	2,780	1,168
MTS Systems Corp.	171,251	5,115,267
*Multi-Fineline Electronix, Inc.	170,881	4,429,236
#*Nanometrics, Inc.	126,071	1,348,960
*NAPCO Security Technologies, Inc.	308,446	743,355
#*NCI, Inc.	50,704	1,440,501
*Netezza Corp.	179,724	2,460,422
*NETGEAR, Inc.	185,647	5,023,608
#*NetList, Inc.	61,653	183,109
*NetScout Systems, Inc.	320,068	4,647,387
*Network Engines, Inc.	348,071	1,061,617
*Network Equipment Technologies, Inc.	157,523	808,093
*Newport Corp.	113,520	1,342,942
*Newtek Business Services, Inc.	243,027	362,110
NIC, Inc.	606,425	4,275,296
#*Novatel Wireless, Inc.	91,217	624,836
*Nu Horizons Electronics Corp.	129,666	466,798
*NumereX Corp. Class A	67,969	316,056
O.I. Corp.	23,902	217,269
*Occam Networks, Inc.	199,745	1,302,337
*Oclaro, Inc.	139,164	2,133,384
*OmniVision Technologies, Inc.	153,798	2,700,693
*Omtool, Ltd.	30,770	36,155
*Online Resources Corp.	110,423	514,571
*Onvia, Inc.	34,828	252,503
*Openwave Systems, Inc.	225,459	502,774
*Oplink Communications, Inc.	64,819	979,415
OPNET Technologies, Inc.	204,034	3,276,786
*Opnext, Inc.	216,471	508,707
*OPTi, Inc.	118,200	466,890
*Optical Cable Corp.	48,605	158,938
*Orbcomm, Inc.	103,341	228,384
*OSI Systems, Inc.	156,242	4,068,542
*Overland Storage, Inc.	40,733	120,162
*PAR Technology Corp.	132,150	926,372
Park Electrochemical Corp.	187,535	5,665,432
#*ParkerVision, Inc.	177,666	335,789
*PC Connection, Inc.	98,335	676,545
*PC Mall, Inc.	117,111	607,806
*PC-Tel, Inc.	184,520	1,201,225
*PDF Solutions, Inc.	33,035	163,523
*Peerless Systems Corp.	101,700	286,794
*Perceptron, Inc.	36,426	171,566
*Perficient, Inc.	174,226	2,172,598
*Performance Technologies, Inc.	102,658	287,442
*Pericom Semiconductor Corp.	220,168	2,571,562
*Pervasive Software, Inc.	187,100	931,758
#*PFSweb, Inc.	24,219	115,040
*Phoenix Technologies, Ltd.	220,138	658,213
*Photronics, Inc.	390,426	2,127,822
*Pixelworks, Inc.	40,472	194,266
*Planar Systems, Inc.	136,502	356,270

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*PLATO Learning, Inc.	196,730	$1,111,524
*PLX Technology, Inc.	112,196	589,029
*Powerwave Technologies, Inc.	858,986	1,520,405
*Presstek, Inc.	127,944	591,101
*PROS Holdings, Inc.	77,412	704,449
QAD, Inc.	312,059	1,722,566
Qualstar Corp.	90,434	176,346
*Quantum Corp.	1,897,857	5,503,785
*QuickLogic Corp.	259,468	928,895
*Radiant Systems, Inc.	234,790	3,303,495
*RadiSys Corp.	210,368	2,059,503
*RAE Systems, Inc.	17,957	14,188
*Rainmaker Systems, Inc.	1,126	1,543
*Ramtron International Corp.	232,136	782,298
*RealNetworks, Inc.	1,240,807	5,149,349
*Reis, Inc.	79,541	475,655
*Relm Wireless Corp.	37,546	122,400
Renaissance Learning, Inc.	292,233	4,152,631
*Research Frontiers, Inc.	6,000	19,260
*RF Industries, Ltd.	21,767	110,794
*RF Monolithics, Inc.	83,600	98,648
Richardson Electronics, Ltd.	131,104	1,506,385
*RightNow Technologies, Inc.	335,618	5,504,135
*Rimage Corp.	86,339	1,515,249
*Rofin-Sinar Technologies, Inc.	135,697	3,604,112
*Rogers Corp.	104,247	3,489,147
#*Rubicon Technology, Inc.	60,175	1,633,150
*Rudolph Technologies, Inc.	267,647	2,550,676
*S1 Corp.	545,090	3,363,205
*Saba Software, Inc.	109,329	557,578
*Salary.com, Inc.	150,361	439,054
*Sanmina-SCI Corp.	210,977	3,761,720
#*SAVVIS, Inc.	155,415	2,735,304
#*ScanSource, Inc.	237,698	6,622,266
*Schmitt Industries, Inc.	17,800	68,530
*Scientific Learning Corp.	104,159	527,045
*SCM Microsystems, Inc.	127,744	198,003
*SeaChange International, Inc.	265,482	2,211,465
*Selectica, Inc.	26,130	146,328
Servidyne, Inc.	19,750	66,558
*ShoreTel, Inc.	100,433	657,836
#*Sigma Designs, Inc.	76,512	907,432
*Sigmatron International, Inc.	18,200	114,660
*Silicon Graphics International Corp.	94,084	930,491
*Silicon Image, Inc.	197,717	735,507
*Simulations Plus, Inc.	123,672	309,180
*Smart Modular Technologies (WWH), Inc.	231,301	1,623,733
*Smith Micro Software, Inc.	122,577	1,163,256
*Soapstone Networks, Inc.	134,773	3,639
*Sonic Foundry, Inc.	24,133	182,204
#*Sonic Solutions, Inc.	214,084	2,686,754
*SonicWALL, Inc.	250,711	2,539,702
*Sonus Networks, Inc.	200,787	520,038
*Soundbite Communications, Inc.	1,000	3,010
*Sourcefire, Inc.	83,400	1,865,658
*Spark Networks, Inc.	37,163	128,584
*Spectrum Control, Inc.	116,095	1,613,720
*SRS Labs, Inc.	96,056	899,084
*Stamps.com, Inc.	164,628	1,745,057
*Standard Microsystems Corp.	214,865	5,517,733
*StarTek, Inc.	131,600	892,248

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*STEC, Inc.	446,325	$6,199,454
*SteelCloud, Inc.	9,300	835
#*Stratasys, Inc.	200,026	4,768,620
*Stream Global Services, Inc.	868	5,972
*SuccessFactors, Inc.	62,251	1,302,913
*Sunrise Telecom, Inc.	160,600	118,844
*Super Micro Computer, Inc.	110,898	1,572,534
*Supertex, Inc.	128,300	3,465,383
*Support.com, Inc.	246,949	1,076,698
*Switch & Data Facilities Co., Inc.	102,409	1,965,229
Sycamore Networks, Inc.	26,713	528,650
*Symmetricom, Inc.	449,992	2,983,447
*Symyx Technologies, Inc.	332,092	1,809,901
*Synchronoss Technologies, Inc.	96,198	1,965,325
Taitron Components, Inc.	9,373	15,184
#*Take-Two Interactive Software, Inc.	152,523	1,657,925
*Taleo Corp.	77,938	2,024,829
Technical Communications Corp.	7,300	95,630
Technitrol, Inc.	107,001	577,805
*TechTarget, Inc.	56,453	273,797
*TechTeam Global, Inc.	89,657	552,287
*TeleCommunication Systems, Inc.	326,415	2,255,528
*Telular Corp.	13,064	39,976
#*Terremark Worldwide, Inc.	628,360	4,505,341
Tessco Technologies, Inc.	43,304	1,101,654
TheStreet.com, Inc.	236,680	901,751
#*THQ, Inc.	202,728	1,540,733
*Tier Technologies, Inc.	169,900	1,422,063
*TII Network Technologies, Inc.	57,160	80,024
*TNS, Inc.	214,400	5,563,680
*Tollgrade Communications, Inc.	117,101	744,762
*Track Data Corp.	4,668	16,805
*Transact Technologies, Inc.	90,009	674,167
*Trans-Lux Corp.	7,545	5,282
*TranSwitch Corp.	39,152	102,187
#*Travelzoo, Inc.	131,924	2,630,565
*Trident Microsystems, Inc.	79,231	137,070
*Trio-Tech International	224	927
*Triquint Semiconductor, Inc.	855,039	6,446,994
*TSR, Inc.	121,105	305,185
*TTM Technologies, Inc.	353,127	3,834,959
#*Tyler Technologies, Inc.	367,652	6,264,790
Ulticom, Inc.	96,691	949,989
#*Ultimate Software Group, Inc.	243,491	8,144,774
*Ultra Clean Holdings, Inc.	65,568	647,156
*Ultratech, Inc.	177,477	2,607,137
*Unica Corp.	100,353	931,276
United Online, Inc.	732,564	5,838,535
#*Universal Display Corp.	307,402	4,103,817
#*UTStarcom, Inc.	278,477	793,659
#*Veeco Instruments, Inc.	21,019	924,626
#*VeriFone Holdings, Inc.	83,780	1,594,333
#*Vertro, Inc.	2,596	1,428
*Viasystems Group, Inc.	20,770	446,555
*Vicon Industries, Inc.	45,650	219,576
*Video Display Corp.	85,637	429,898
*Virage Logic Corp.	60,839	564,586
#*Virnetx Holding Corp.	122,385	654,760
*Virtusa Corp.	100,677	1,035,966
*Vishay Intertechnology, Inc.	1	10
#*Vocus, Inc.	150,219	2,561,234

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Volterra Semiconductor Corp.	125,916	$3,016,947
Wayside Technology Group, Inc.	30,941	295,487
*Web.com Group, Inc.	165,110	797,481
*WebMediaBrands, Inc.	268,744	282,181
*Websense, Inc.	116,810	2,659,764
*Westell Technologies, Inc.	440,604	634,470
*Winland Electronics, Inc.	20,500	17,425
*Wireless Ronin Technologies, Inc.	25,855	45,246
*Wireless Telecom Group, Inc.	225,386	202,847
*WPCS International, Inc.	14,426	46,019
*X-Rite, Inc.	2,682	8,851
*Zhone Technologies, Inc.	74,478	157,893
*Zix Corp.	11,550	28,413
*Zoran Corp.	425,092	4,136,145
*Zygo Corp.	62,333	589,047

Total Information Technology		718,945,360

Materials — (3.8%)
A. Schulman, Inc.	246,261	6,405,249
*A.M. Castle & Co.	75,184	1,031,524
*AEP Industries, Inc.	67,616	1,868,230
#AMCOL International Corp.	271,602	7,805,841
*American Pacific Corp.	69,310	422,791
American Vanguard Corp.	107,405	869,980
*Arabian American Development Co.	6,200	17,174
Arch Chemicals, Inc.	221,263	7,525,155
Balchem Corp.	237,768	6,167,702
*Boise, Inc.	351,496	2,421,807
*Brush Engineered Materials, Inc.	62,353	1,853,755
*Buckeye Technologies, Inc.	269,390	3,803,787
*Bway Holding Co.	70,175	1,388,062
*Calgon Carbon Corp.	76,114	1,179,767
*Clearwater Paper Corp.	36,383	2,316,869
*Continental Materials Corp.	14,518	234,466
*Core Molding Technologies, Inc.	48,931	259,334
Deltic Timber Corp.	123,292	6,487,625
*Detrex Corp.	10,200	34,323
*Ferro Corp.	300,005	3,276,055
Flamemaster Corp.	189	761
#*Flotek Industries, Inc.	32,845	66,675
Friedman Industries, Inc.	61,730	365,442
*General Moly, Inc.	219,154	819,636
*Georgia Gulf Corp.	16,515	339,218
*Graphic Packaging Holding Co.	143,903	531,002
#Hawkins, Inc.	102,006	2,735,801
Haynes International, Inc.	37,519	1,347,307
*Headwaters, Inc.	211,397	1,268,382
*Horsehead Holding Corp.	129,958	1,543,901
ICO, Inc.	148,293	1,270,871
*Impreso, Inc.	31,500	24,412
Innophos Holdings, Inc.	118,377	3,372,561
*Innospec, Inc.	61,265	815,437
Kaiser Aluminum Corp.	123,411	4,959,888
*KapStone Paper & Packaging Corp.	137,827	1,777,968
KMG Chemicals, Inc.	33,791	623,106
Koppers Holdings, Inc.	61,351	1,728,258
*Kronos Worldwide, Inc.	5,100	96,900
*Landec Corp.	215,734	1,322,449
#*Louisiana-Pacific Corp.	634,145	7,457,545
*LSB Industries, Inc.	101,558	1,803,670
*Material Sciences Corp.	138,299	489,578

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Mercer International, Inc.	30,555	$168,358
*Mines Management, Inc.	33,421	90,905
*Mod-Pac Corp.	26,617	152,515
Myers Industries, Inc.	295,900	3,213,474
*Nanophase Technologies Corp.	1,441	2,522
Neenah Paper, Inc.	58,067	1,016,172
NL Industries, Inc.	234,189	1,988,265
*Northern Technologies International Corp.	37,384	354,400
Olympic Steel, Inc.	78,200	2,485,196
*Omnova Solutions, Inc.	135,939	1,039,933
P.H. Glatfelter Co.	419,966	6,169,301
*Penford Corp.	111,920	1,035,260
*PolyOne Corp.	498,895	5,642,502
Quaker Chemical Corp.	89,076	2,803,222
*Ready Mix, Inc.	10,563	24,084
*Rock of Ages Corp.	34,100	119,350
*RTI International Metals, Inc.	90,000	2,434,500
Schweitzer-Maudoit International, Inc.	85,920	4,890,566
*Senomyx, Inc.	307,229	1,311,868
*Solitario Exploration & Royalty Corp.	2,939	7,641
*Spartech Corp.	282,243	4,019,140
Stepan Co.	85,071	6,444,128
*Stillwater Mining Co.	252,109	4,260,642
Synalloy Corp.	57,753	568,290
*U.S. Concrete, Inc.	371,466	196,877
*U.S. Energy Corp.	71,870	439,844
#*U.S. Gold Corp.	287,043	978,817
*UFP Technologies, Inc.	11,800	123,900
*United States Lime & Minerals, Inc.	61,645	2,512,034
*Universal Stainless & Alloy Products, Inc.	55,374	1,291,875
Vulcan International Corp.	8,251	334,166
*Wausau Paper Corp.	482,100	4,266,585
*Webco Industries, Inc.	3,750	249,375
*Williams Industries, Inc.	5,800	8,990
*WR Grace & Co.	12,100	349,569
#Zep, Inc.	66,392	1,224,268
*Zoltek Cos., Inc.	98,579	970,017

Total Materials		153,318,815

Other — (0.0%) —Allen Organ Co. Escrow Shares	4,700	7,729
—*Avigen, Inc. Escrow Shares	234,123	—
—*Big 4 Ranch, Inc.	35,000	—
—*DLB Oil & Gas, Inc. Escrow Shares	7,600	—
—*ePresence, Inc. Escrow Shares	191,500	—
—*EquiMed, Inc.	132	—
—*iGo, Inc. Escrow Shares	11,200	—
—*Landco Real Estate LLC	4,700	—
—*MAIR Holdings, Inc. Escrow Shares	151,940	—
—*Noel Group, Inc.	43,600	218
—*Petrocorp., Inc. Escrow Shares	37,100	2,226
—*Tripos Escrow Shares	1,300	117
—*Voyager Learning Co. Escrow Shares	27,100	—

Total Other		10,290

Telecommunication Services — (1.0%)
#Alaska Communications Systems Group, Inc.	419,255	3,588,823
*Arbinet Corp.	1,222	2,468
Atlantic Tele-Network, Inc.	65,445	3,611,255
#*Cbeyond, Inc.	88,175	1,356,132
*Cincinnati Bell, Inc.	638,009	2,150,090

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Cogent Communications Group, Inc.	137,439	$1,403,252
#Consolidated Communications Holdings, Inc.	160,083	2,969,540
*FiberTower Corp.	973	5,293
*General Communications, Inc. Class A	403,526	2,481,685
*Global Crossing, Ltd.	120,600	1,790,910
HickoryTech Corp.	123,688	1,047,637
*IDT Corp.	46,902	365,367
*IDT Corp. Class B	156,581	1,551,718
Iowa Telecommunications Services, Inc.	251,477	4,234,873
*Lynch Interactive Corp.	1	1,658
NTELOS Holdings Corp.	60,807	1,193,641
*PAETEC Holding Corp.	451,446	2,248,201
*Premiere Global Services, Inc.	623,226	5,839,628
Shenandoah Telecommunications Co.	71,621	1,271,989
*SureWest Communications	128,867	1,108,256
*Terrestar Corp.	399	311
*USA Mobility, Inc.	70,682	985,307
Warwick Valley Telephone Co.	53,334	805,343
*Xeta Corp.	85,800	314,886

Total Telecommunication Services		40,328,263

Utilities — (1.4%)
*AMEN Properties, Inc.	123	333,637
American States Water Co.	165,279	6,168,212
Artesian Resources Corp.	10,927	206,957
#*Cadiz, Inc.	38,763	483,375
California Water Service Group	37,846	1,465,776
Central Vermont Public Service Corp.	124,300	2,710,983
CH Energy Group, Inc.	129,508	5,364,221
Chesapeake Utilities Corp.	81,481	2,454,208
Connecticut Water Services, Inc.	85,488	2,025,211
Delta Natural Gas Co., Inc.	20,000	592,400
#Empire District Electric Co.	300,150	5,855,926
Energy, Inc.	17,912	207,958
*Environmental Power Corp.	94,893	8,540
Laclede Group, Inc.	55,585	1,894,337
Maine & Maritimes Corp.	22,266	972,579
#MGE Energy, Inc.	197,335	7,254,035
Middlesex Water Co.	115,548	2,086,797
Pennichuck Corp.	3,778	87,914
*Renegy Holdings, Inc.	8,358	5,433
RGC Resources, Inc.	4,698	149,021
SJW Corp.	176,422	4,848,077
Southwest Water Co.	238,602	2,545,883
UIL Holdings Corp.	188,281	5,465,797
#Unitil Corp.	89,622	1,978,854
York Water Co.	29,742	408,952

Total Utilities		55,575,083

TOTAL COMMON STOCKS		3,522,599,437

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
RIGHTS/WARRANTS — (0.0%)
*Accuride Corp. Warrants 02/26/12	25,533	$5,873
—*Bank of Florida Corp. Rights 05/21/10	249,750	52,448
*Caliper Life Sciences, Inc. Warrants 08/10/11	112	29
—*Contra Pharmacopeia Contingent Value Rights	90,551	—
—*Lantronix, Inc. Warrants	65	—
—*Ligand Pharmaceuticals, Inc. Class B Contingent Value Rights	486,968	—
—*Mossimo, Inc. Contingent Rights	149,150	—
—*Tengasco, Inc. Warrants	2,306	—
*Valley National Bancorp Warrants 06/30/15	974	3,701

TOTAL RIGHTS/WARRANTS		62,051

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $5,030,000 FHLMC 4.00%, 12/15/38, valued at $5,237,488) to be repurchased at $5,159,082	$5,159	5,159,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.6%)
§@DFA Short Term Investment Fund	524,081,091	524,081,091
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $21,035,658 FHLMC 5.997%(r), 12/01/36 & U.S. Treasury Note 3.875%, 5/15/10, valued at $17,823,421) to be repurchased at $17,431,149	$17,431	17,430,891
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $17,689,783 FNMA 6.000%, 04/01/36 & 4.000%, 01/01/39, valued at $11,605,430) to be repurchased at $11,267,257	11,267	11,267,069

TOTAL SECURITIES LENDING COLLATERAL		552,779,051

TOTAL INVESTMENTS — (100.0%) (Cost $3,559,541,460)		$4,080,599,539

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (71.9%)
Health Care — (0.0%)
*Pernix Therapeutics Holdings, Inc.	30,200	$111,136

Real Estate Investment Trusts — (71.9%)
Acadia Realty Trust	387,746	7,398,194
Agree Realty Corp.	80,616	2,066,188
#*Alexander's, Inc.	54,882	17,442,597
#Alexandria Real Estate Equities, Inc.	428,492	30,341,519
#AMB Property Corp.	1,426,481	39,741,761
#American Campus Communites, Inc.	509,005	14,338,671
—#*AmeriVest Properties, Inc.	188,600	—
#Apartment Investment & Management Co. Class A	1,133,280	25,396,805
#*Ashford Hospitality Trust	721,815	6,712,880
Associated Estates Realty Corp.	170,310	2,389,449
#AvalonBay Communities, Inc.	788,909	82,078,092
BioMed Realty Trust, Inc.	961,082	17,789,628
#Boston Properties, Inc.	1,344,500	106,027,270
Brandywine Realty Trust	1,244,640	15,856,714
#BRE Properties, Inc. Class A	533,915	22,296,290
#Camden Property Trust	625,703	30,302,796
#CBL & Associates Properties, Inc.	1,337,556	19,528,318
Cedar Shopping Centers, Inc.	471,556	3,753,586
Cogdell Spencer, Inc.	313,778	2,378,437
#Colonial Properties Trust	575,431	9,074,547
#Corporate Office Properties Trust	569,300	23,028,185
#Cousins Properties, Inc.	680,821	5,487,417
#DCT Industrial Trust, Inc.	2,026,548	10,659,643
#Developers Diversified Realty Corp.	1,889,135	23,217,469
#DiamondRock Hospitality Co.	1,200,290	13,191,187
#Digital Realty Trust, Inc.	746,018	43,791,257
#Douglas Emmett, Inc.	1,179,638	19,747,140
#Duke Realty Corp.	2,175,215	29,430,659
#DuPont Fabros Technology, Inc.	414,277	9,184,521
EastGroup Properties, Inc.	254,721	10,412,994
Education Realty Trust, Inc.	410,072	2,899,209
#Entertainment Properties Trust	398,314	17,414,288
Equity Lifestyle Properties, Inc.	296,304	16,447,835
#Equity One, Inc.	843,219	16,366,881
#Equity Residential	2,692,406	121,885,220
#Essex Property Trust, Inc.	283,871	30,039,229
#Extra Space Storage, Inc.	841,245	12,635,500
#Federal Realty Investment Trust	597,315	46,226,208
*FelCor Lodging Trust, Inc.	619,311	5,022,612
#*First Industrial Realty Trust, Inc.	577,920	4,611,802
#First Potomac Realty Trust	292,944	4,751,552
#Glimcher Realty Trust	524,823	3,574,045
#HCP, Inc.	2,865,022	92,024,507
#Health Care REIT, Inc.	1,199,373	53,887,829
#Healthcare Realty Trust, Inc.	598,514	14,448,128
Hersha Hospitality Trust	535,734	3,091,185
#Highwood Properties, Inc.	695,760	22,243,447
*HMG Courtland Properties, Inc.	2,600	13,260
#Home Properties, Inc.	336,980	16,744,536
Hospitality Properties Trust	1,202,927	31,865,536
#Host Marriott Corp.	6,147,086	99,951,618
#HRPT Properties Trust	2,182,608	17,111,647
#Inland Real Estate Corp.	832,462	7,841,792
#Kilroy Realty Corp.	418,075	14,657,710
#Kimco Realty Corp.	3,947,170	61,536,380
Kite Realty Group Trust	556,840	3,018,073

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†
Real Estate Investment Trusts — (Continued)
Lasalle Hotel Properties	620,585	$16,352,415
#Lexington Realty Trust	1,158,189	8,199,978
#Liberty Property Trust	1,099,467	37,172,979
#Macerich Co. (The)	909,383	40,658,514
Mack-Cali Realty Corp.	772,125	26,530,215
#*Maguire Properties, Inc.	465,000	1,720,500
#Medical Properties Trust, Inc.	784,011	7,879,311
MHI Hospitality Corp.	78,466	291,894
#Mid-America Apartment Communities, Inc.	283,719	15,681,149
Mission West Properties, Inc.	212,209	1,536,393
Monmouth Real Estate Investment Corp. Class A	275,837	2,140,495
#National Retail Properties, Inc.	808,949	19,034,570
#Nationwide Health Properties, Inc.	1,102,624	38,613,892
#Omega Healthcare Investors, Inc.	829,835	16,613,297
One Liberty Properties, Inc.	108,939	1,857,410
#Parkway Properties, Inc.	210,856	4,153,863
#Pennsylvania REIT	424,803	6,707,639
#Post Properties, Inc.	471,416	12,143,676
#ProLogis	4,471,399	58,888,325
#PS Business Parks, Inc.	237,813	14,268,780
#Public Storage	1,652,966	160,188,935
Ramco-Gershenson Properties Trust	247,347	3,081,944
#Realty Income Corp.	1,017,912	33,377,334
#Regency Centers Corp.	813,087	33,377,221
*Roberts Realty Investors, Inc.	47,739	95,478
Saul Centers, Inc.	175,661	6,943,879
#Senior Housing Properties Trust	1,241,932	27,918,631
#Simon Property Group, Inc.	2,764,522	246,097,748
#SL Green Realty Corp.	758,783	47,173,539
Sovran Self Storage, Inc.	246,465	9,092,094
#*Strategic Hotel Capital, Inc.	729,022	4,680,321
#Sun Communities, Inc.	183,267	5,300,082
#*Sunstone Hotel Investors, Inc.	955,685	12,165,870
*Supertel Hospitality, Inc.	196,477	412,602
#Tanger Factory Outlet Centers, Inc.	392,198	16,315,437
#Taubman Centers, Inc.	521,447	22,615,156
#UDR, Inc.	1,491,932	30,301,139
UMH Properties, Inc.	112,788	1,057,951
Universal Health Realty Income Trust	117,773	3,912,419
Urstadt Biddle Properties, Inc.	82,990	1,228,252
Urstadt Biddle Properties, Inc. Class A	180,229	3,038,661
#U-Store-It Trust	745,976	6,430,313
#Ventas, Inc.	1,520,028	71,790,922
#Vornado Realty Trust	1,757,740	146,542,784
#Washington REIT	584,672	18,387,934
#Weingarten Realty Investors	1,164,991	26,934,592
Winthrop Realty Trust	168,633	2,276,546

TOTAL COMMON STOCKS		2,634,668,458

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $3,370,000 FNMA 1.213%(v), 11/25/39, valued at $2,900,437) to be repurchased at $2,857,045	$2,857	2,857,000

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (28.0%)
§@DFA Short Term Investment Fund	972,020,458	$972,020,458
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $51,596,850 FNMA, rates ranging from 2.688%(r) to 3.518%(r), maturities ranging from 03/01/35 to 12/01/39, valued at $33,299,194) to be repurchased at $32,329,792	$32,329	32,329,314
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $41,740,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 05/01/34 to 01/01/36, valued at $21,692,600) to be repurchased at $21,059,846	21,059	21,059,495

TOTAL SECURITIES LENDING COLLATERAL		1,025,409,267

TOTAL INVESTMENTS — (100.0%) (Cost $3,368,526,526)		$3,662,934,725

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (82.2%)
AUSTRALIA — (6.5%)
AGL Energy, Ltd.	64,929	$899,123
Alumina, Ltd.	242,627	342,639
Amcor, Ltd.	157,206	951,375
Amcor, Ltd. Sponsored ADR	1,068	25,814
#AMP, Ltd.	263,966	1,514,823
*Aquila Resources, Ltd.	13,070	121,908
#*Aristocrat Leisure, Ltd.	37,760	148,215
*Arrow Energy, Ltd.	76,547	361,134
*Asciano Group, Ltd.	382,191	593,127
#ASX, Ltd.	23,381	706,878
Australia & New Zealand Banking Group, Ltd.	329,752	7,303,769
AXA Asia Pacific Holdings, Ltd.	123,474	700,397
#Bank of Queensland, Ltd.	25,565	296,201
Bendigo Bank, Ltd.	39,850	360,359
BHP Billiton, Ltd.	297,885	10,889,557
#BHP Billiton, Ltd. Sponsored ADR	70,500	5,131,695
#Billabong International, Ltd.	22,581	237,180
*BlueScope Steel, Ltd.	226,454	543,350
Boral, Ltd.	79,543	430,011
Brambles, Ltd.	213,122	1,417,020
#Caltex Australia, Ltd.	21,604	230,571
Coca-Cola Amatil, Ltd.	77,202	797,002
#Cochlear, Ltd.	8,260	562,929
Commonwealth Bank of Australia NL	209,837	11,227,230
Computershare, Ltd.	65,050	706,422
Consolidated Media Holdings, Ltd.	53,449	154,698
#Crown, Ltd.	52,574	396,404
CSL, Ltd.	84,974	2,539,141
CSR, Ltd.	174,416	277,982
#David Jones, Ltd.	65,645	281,463
Downer EDI, Ltd.	43,509	278,168
*Energy Resources of Australia, Ltd.	9,430	136,344
#Fairfax Media, Ltd.	301,486	475,805
*Fortescue Metals Group, Ltd.	161,514	672,163
#Foster’s Group, Ltd.	275,027	1,378,215
Goodman Fielder, Ltd.	203,029	272,525
Harvey Norman Holdings, Ltd.	70,202	219,178
Incitec Pivot, Ltd.	187,465	554,250
Insurance Australia Group, Ltd.	269,371	947,199
Intoll Group	104,849	108,198
*James Hardie Industries SE	43,241	303,166
*James Hardie Industries SE Sponsored ADR	500	17,730
#JB Hi-Fi, Ltd.	5,196	92,490
#Leighton Holdings, Ltd.	20,250	682,324
Lend Lease Group NL	53,818	423,599
Lihir Gold, Ltd.	237,027	837,615
#Macarthur Coal, Ltd.	26,932	377,288
*Macquarie Atlas Roads Group NL	20,969	19,015
#Macquarie Group, Ltd.	44,248	2,017,710
MAP Group, Ltd.	80,704	231,344
Metcash, Ltd.	112,673	423,435
Mirvac Group	228,204	292,839
National Australia Bank, Ltd.	295,463	7,548,751
#New Hope Corp., Ltd.	9,661	43,883
Newcrest Mining, Ltd.	69,166	2,087,824
#Nufarm, Ltd.	13,462	94,510
#Oil Search, Ltd.	145,421	755,478
OneSteel, Ltd.	177,968	572,384

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Orica, Ltd.	46,434	$1,126,070
Origin Energy, Ltd.	121,110	1,821,472
*OZ Minerals, Ltd.	255,402	268,833
#*Paladin Energy, Ltd.	89,056	324,306
#Perpetual Trustees Australia, Ltd.	4,046	128,007
Platinum Asset Management, Ltd.	18,543	86,619
Primary Health Care, Ltd.	50,240	188,136
*Qantas Airways, Ltd.	154,865	400,989
#QBE Insurance Group, Ltd.	148,958	2,885,980
#Ramsay Health Care, Ltd.	18,451	230,379
Reece Australia, Ltd.	7,063	163,138
#Rio Tinto, Ltd.	78,261	5,113,585
#Santos, Ltd.	107,335	1,361,751
Seek, Ltd.	33,676	258,448
Sims Metal Management, Ltd.	22,701	426,733
Sonic Healthcare, Ltd.	42,748	543,186
SP Ausnet, Ltd.	171,855	140,230
Suncorp-Metway, Ltd.	159,845	1,321,007
Tabcorp Holdings, Ltd.	73,932	466,951
Tatts Group, Ltd.	116,126	264,990
Telstra Corp., Ltd.	543,075	1,591,151
Toll Holdings, Ltd.	90,595	591,752
#Transurban Group, Ltd.	159,992	752,941
UGL, Ltd.	25,177	340,432
Washington H. Soul Pattinson & Co., Ltd.	14,171	186,636
Wesfarmers, Ltd. (6948836)	134,605	3,608,398
Wesfarmers, Ltd. (B291502)	19,314	519,028
Westpac Banking Corp.	311,382	7,758,581
Westpac Banking Corp. Sponsored ADR	15,582	1,934,349
Woodside Petroleum, Ltd.	77,884	3,229,796
Woolworths, Ltd.	159,741	3,990,383
WorleyParsons, Ltd.	25,032	610,448

TOTAL AUSTRALIA		114,646,552

AUSTRIA — (0.2%)
#Erste Group Bank AG	27,531	1,222,337
EVN AG	570	9,519
#Oesterreichischen Elektrizitaetswirtschafts AG	10,202	379,530
OMV AG	20,752	741,528
#Raiffeisen International Bank Holding AG	7,534	366,835
Telekom Austria AG	39,391	523,268
Telekom Austria AG ADR	2,400	63,960
Vienna Insurance Group AG	4,884	238,722
Voestalpine AG	17,501	650,980

TOTAL AUSTRIA		4,196,679

BELGIUM — (0.6%)
#Anheuser-Busch InBev NV	80,829	3,921,142
*Anheuser-Busch InBev NV Sponsored ADR	13,875	672,244
Bekaert SA	1,358	242,802
#Belgacom SA	20,072	704,913
#Colruyt SA	1,997	491,701
Delhaize Group SA	4,608	381,066
Delhaize Group SA Sponsored ADR	9,406	778,535
#*Dexia SA	58,806	317,767
#*Fortis SA	259,613	797,449
*KBC Groep NV	16,450	736,004
Mobistar SA	3,728	229,149
Solvay SA	7,885	752,982
#UCB SA	11,900	460,969

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
#Umicore SA	13,097	$478,899

TOTAL BELGIUM		10,965,622

CANADA — (7.9%)
#Agnico Eagle Mines, Ltd.	20,450	1,297,099
Agrium, Inc.	21,600	1,348,565
Alimentation Couche-Taro, Inc. Class B	14,900	277,963
Astral Media, Inc. Class A	6,100	211,981
#Bank of Montreal	73,296	4,552,318
Bank of Nova Scotia	131,127	6,684,147
Barrick Gold Corp.	127,100	5,542,951
BCE, Inc.	33,950	1,020,037
#Biovail Corp.	17,900	303,620
Bombardier, Inc. Class B	200,700	1,047,165
Brookfield Asset Management, Inc. Series A	57,574	1,461,171
#Brookfield Properties Corp.	20,137	324,119
CAE, Inc.	39,436	361,050
Cameco Corp.	47,800	1,178,295
Canadian Imperial Bank of Commerce	53,025	3,892,050
#Canadian National Railway Co.	62,100	3,716,341
Canadian National Resources, Ltd.	72,000	5,544,950
Canadian Pacific Railway, Ltd.	21,400	1,261,500
#Canadian Tire Corp. Class A	10,200	561,512
Canadian Utilities, Ltd. Class A	11,100	495,774
Cenovus Energy, Inc.	98,862	2,907,076
*CGI Group, Inc.	36,000	533,018
#CI Financial Corp.	16,605	347,368
#Crescent Point Energy Corp.	20,410	866,189
*Eldorado Gold Corp.	67,000	1,028,943
#Emera, Inc.	4,303	100,225
Empire Co., Ltd. Class A	2,600	135,605
Enbridge, Inc.	44,705	2,170,996
EnCana Corp.	98,862	3,270,096
Ensign Energy Services, Inc.	13,500	182,472
*Equinox Minerals, Ltd.	20,826	82,418
Fairfax Financial Holdings, Ltd.	2,600	985,430
#Finning International, Inc.	22,100	431,426
#First Quantum Minerals, Ltd.	10,200	782,623
Fortis, Inc.	19,100	527,422
Franco-Nevada Corp.	5,250	151,329
George Weston, Ltd.	6,700	480,899
*Gerdau Ameristeel Corp.	21,800	164,176
*Gildan Activewear, Inc.	9,700	281,508
#Goldcorp, Inc.	95,420	4,124,722
#Great-West Lifeco, Inc.	38,000	1,031,364
Husky Energy, Inc.	33,800	955,304
IAMGOLD Corp.	36,600	655,038
IGM Financial, Inc.	16,400	680,831
Imperial Oil, Ltd.	38,027	1,596,625
Industrial Alliance Insurance & Financial Services, Inc.	11,000	379,445
Inmet Mining Corp.	5,600	290,695
Intact Financial Corp.	15,300	662,729
*Ivanhoe Mines, Ltd.	28,900	460,044
Jean Coutu Group (PJC), Inc. Class A (The)	16,500	147,002
#Kinross Gold Corp.	85,312	1,629,310
Loblaw Cos., Ltd.	13,600	499,925
*Magna International, Inc. Class A	12,680	833,849
#Manitoba Telecom Services, Inc.	2,400	76,787
Manulife Financial Corp.	214,490	3,868,337
Metro, Inc. Class A	12,400	548,100
#National Bank of Canada	22,600	1,381,630

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Nexen, Inc.	66,362	$1,613,646
Niko Resources, Ltd.	5,400	591,937
Onex Corp.	11,800	341,872
*Open Text Corp.	6,300	266,872
*Pacific Rubiales Energy Corp.	29,419	663,216
Pan Amer Silver Corp.	6,300	167,268
#*Petrobank Energy & Resources, Ltd.	11,900	600,155
Potash Corp. of Saskatchewan, Inc.	39,300	4,342,035
*Red Back Mining, Inc.	27,886	732,426
*Research In Motion, Ltd.	67,100	4,782,477
#Ritchie Brothers Auctioneers, Inc.	15,800	371,902
#Rogers Communications, Inc. Class B	63,300	2,256,441
Royal Bank of Canada	184,968	11,214,982
#Saputo, Inc.	18,000	506,970
#Shaw Communictions, Inc. Class B	47,300	888,912
Shoppers Drug Mart Corp.	26,200	905,574
*Silver Wheaton Corp.	33,400	656,295
*Sino-Forest Corp.	28,500	506,704
SNC-Lavalin Group, Inc.	18,400	913,660
Sun Life Financial, Inc.	75,100	2,208,345
Suncor Energy, Inc.	211,107	7,221,863
Talisman Energy, Inc.	140,700	2,394,864
*Teck Resources, Ltd. Class B	66,934	2,630,444
Telus Corp. (2381093)	7,317	270,696
Telus Corp. (2381134)	15,712	557,917
#Thomson Reuters Corp.	48,550	1,749,291
Tim Hortons, Inc.	25,200	833,054
#TMX Group, Inc.	8,000	228,706
#Toronto Dominion Bank	115,015	8,548,565
TransAlta Corp.	28,300	582,270
TransCanada Corp.	89,530	3,158,845
*Viterra, Inc.	47,740	404,178
Yamana Gold, Inc.	85,244	930,652

TOTAL CANADA		140,376,598

DENMARK — (0.8%)
#A.P. Moller-Maersk A.S.	163	1,368,583
#Carlsberg A.S. Series B	14,063	1,136,571
Coloplast A.S.	3,540	392,291
Danisco A.S.	6,350	458,555
*Danske Bank A.S.	57,928	1,512,370
DSV A.S.	26,800	479,037
#FLSmidth & Co. A.S.	6,800	512,370
#H. Lundbeck A.S.	9,602	158,218
*Jyske Bank A.S.	8,711	351,836
Novo-Nordisk A.S. Series B	34,726	2,857,182
Novo-Nordisk A.S. Sponsored ADR	24,481	2,009,890
#Novozymes A.S. Series B	7,138	858,215
Rockwool International A.S.	1,000	95,083
#*Topdanmark A.S.	1,934	238,798
#Trygvesta A.S.	3,500	216,063
*Vestas Wind Systems A.S.	26,458	1,614,403
*William Demant Holding A.S.	3,260	222,355

TOTAL DENMARK		14,481,820

FINLAND — (0.8%)
Elisa Oyj	17,663	338,081
Fortum Oyj	55,506	1,434,234
#Kesko Oyj	6,900	267,484
Kone Oyj Series B	19,500	858,032
Metso Corp. Oyj	18,718	722,053

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#Neste Oil Oyj	16,387	$265,278
#Nokia Oyj	266,729	3,260,907
#Nokia Oyj Sponsored ADR	217,800	2,648,448
#Outokumpu Oyj	9,086	191,086
Pohjola Bank P.L.C.	16,983	185,487
#Rautaruukki Oyj Series K	11,482	240,766
#Sampo Oyj	51,453	1,264,712
Sanoma Oyj	11,666	225,791
Stora Enso Oyj Series R	64,239	536,326
Stora Enso Oyj Sponsored ADR	12,000	98,880
UPM-Kymmene Oyj	63,745	914,797
UPM-Kymmene Oyj Sponsored ADR	13,000	186,030
#Wartsila Corp. Oyj Series B	10,076	513,057

TOTAL FINLAND		14,151,449

FRANCE — (7.3%)
Accor SA	21,249	1,214,131
#Aeroports de Paris SA	4,190	344,828
#*Air France-KLM SA	17,200	270,606
Air Liquide SA	35,151	4,100,718
#*Alcatel-Lucent SA	149,849	477,660
*Alcatel-Lucent SA Sponsored ADR	128,100	406,077
Alstom SA	27,933	1,639,017
*Atos Origin SA	5,002	253,463
#AXA SA	151,471	3,010,097
AXA SA Sponsored ADR	77,200	1,479,152
bioMerieux SA	1,600	173,412
BNP Paribas SA	127,630	8,766,425
#Bouygues SA	30,658	1,519,100
Bureau Veritas SA	7,256	408,569
Capgemini SA	18,449	929,260
#Carrefour SA	84,390	4,136,277
Casino Guichard Perrachon SA	6,712	592,490
Christian Dior SA	8,805	937,350
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	16,707	502,212
#Cie Generale D’Optique Essilor Intenational SA	27,212	1,658,842
Ciments Francais SA	1,006	101,616
CNP Assurances SA	4,684	394,285
Compagnie de Saint-Gobain SA	52,418	2,587,641
Compagnie Generale des Establissements Michelin SA Series B	20,915	1,515,177
Credit Agricole SA	127,672	1,825,078
#Danone SA	67,523	3,978,481
Dassault Systemes SA	7,901	513,367
EDF Energies Nouvelles SA	2,889	130,389
#Eiffage SA	4,864	251,093
Electricite de France SA	33,397	1,789,875
Eramet SA	676	243,951
Euler Hermes SA	1,874	155,006
#European Aeronautic Defence & Space Co. SA	50,412	936,302
Eutelsat Communications SA	12,391	441,107
France Telecom SA	214,253	4,690,359
#France Telecom SA Sponsored ADR	32,000	704,000
#GDF Suez (B0C2CQ3)	169,830	6,039,749
*GDF Suez (B3B9KQ2)	11,445	15
#*Gemalto NV	11,817	526,764
Groupe Danone SA	13,800	160,494
*Groupe Eurotunnel SA	62,518	570,891
#Hermes International SA	7,596	1,004,312
#Iliad SA	2,602	260,162
#Imerys SA	4,857	296,086
Ipsen SA	2,070	98,884

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#*JC Decaux SA	9,323	$268,052
Lafarge SA	25,547	1,852,216
Lafarge SA Sponsored ADR	1,800	32,724
#Lagardere SCA	13,769	555,345
#Legrand SA	12,650	411,894
#L’Oreal SA	32,097	3,335,644
LVMH Moet Hennessy Louis Vuitton SA	33,570	3,863,279
M6 Metropole Television SA	10,023	259,148
*Natixis SA	127,740	653,273
Neopost SA	3,543	281,762
#PagesJaunes SA	14,300	171,324
#Pernod-Ricard SA	24,265	2,064,486
#*Peugeot SA	18,738	553,417
PPR SA	10,775	1,448,158
#Publicis Groupe SA	13,738	606,153
Publicis Groupe SA ADR	3,400	74,732
#*Renault SA	23,001	1,065,638
*Rexel SA	5,666	96,101
Safran SA	29,773	756,468
Sanofi-Aventis SA	101,521	6,925,622
#Sanofi-Aventis SA ADR	84,694	2,888,912
#Schneider Electric SA	30,619	3,476,133
#SCOR SE	25,259	595,830
SES SA	38,255	876,762
Societe BIC SA	1,339	104,099
Societe Generale Paris SA	81,941	4,375,592
#Societe Television Francaise 1 SA	17,323	321,212
Sodexo SA	11,071	680,199
STMicroelectronics NV	94,013	870,533
Suez Environnement SA	31,629	685,503
#Technip SA	8,170	653,281
Technip SA ADR	3,600	288,900
Thales SA	11,749	437,548
Total SA	177,977	9,683,262
Total SA Sponsored ADR	107,300	5,834,974
#Vallourec SA	7,523	1,498,457
Veolia Environnement SA	38,491	1,209,214
#Veolia Environnement SA ADR	14,600	455,374
Vinci SA	61,935	3,451,353
Vivendi SA	165,302	4,336,280

TOTAL FRANCE		130,033,624

GERMANY — (5.7%)
#Adidas-Salomon AG	25,933	1,528,107
#*Aixtron AG Sponsored ADR	9,900	311,058
#Allianz SE	36,360	4,157,899
Allianz SE Sponsored ADR	250,286	2,838,243
*Axel Springer AG	312	35,393
#BASF SE	116,809	6,812,741
#BASF SE Sponsored ADR	8,200	476,010
#Bayer AG	78,225	5,014,461
#Bayer AG Sponsored ADR	34,500	2,145,900
Bayerische Motoren Werke AG	46,365	2,293,077
#Beiersdorf AG	12,310	695,897
#Celesio AG	10,564	344,179
#*Commerzbank AG	86,749	681,086
Daimler AG (5529027)	66,702	3,413,490
Daimler AG (D1668R123)	54,450	2,773,683
#Deutsche Bank AG	77,078	5,293,717
Deutsche Boerse AG	23,498	1,803,330
Deutsche Lufthansa AG	27,987	465,408

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Deutsche Post AG	112,907	$1,831,304
*Deutsche Postbank AG	9,435	321,648
Deutsche Telekom AG	307,438	4,044,677
Deutsche Telekom AG Sponsored ADR	95,900	1,149,841
#E.ON AG	195,801	7,241,521
E.ON AG Sponsored ADR	53,950	1,992,913
Fraport AG	4,355	225,807
#Fresenius Medical Care AG & Co KGaA ADR	3,500	188,790
#Fresenius Medical Care AG & Co. KGaA	19,029	1,031,316
Fresenius SE (4352097)	3,616	257,249
#Fresenius SE (4568946)	11,905	863,089
GEA Group AG	16,754	372,022
Generali Deutschland Holding AG	3,550	396,189
#*Hannover Rueckversicherung AG	6,506	306,915
#Heidelberger Zement AG	18,434	1,137,433
#Henkel AG & Co. KGaA	15,258	690,066
Hochtief AG	4,393	362,092
*Infineon Technologies AG	143,530	1,012,609
#K&S AG	23,656	1,360,430
Lanxess AG	8,590	405,660
#Linde AG	18,309	2,187,631
MAN SE	14,480	1,360,076
Merck KGAA	8,534	701,497
#Metro AG	12,671	760,822
#Munchener Rueckversicherungs-Gesellschaft AG	27,584	3,887,518
Porsche Automobil Holding SE	11,011	637,183
Puma AG Rudolf Dassler Sport	790	263,873
*QIAGEN NV	30,810	713,060
Rhoen-Klinikum AG	11,667	299,907
RWE AG	55,018	4,519,097
*Salzgitter AG	5,619	455,271
SAP AG	76,884	3,671,110
#SAP AG Sponsored ADR	34,650	1,644,142
Siemens AG	45,976	4,489,309
#Siemens AG Sponsored ADR	63,850	6,234,314
#*SMA Solar Technology AG	791	95,905
#Software AG	912	104,388
Suedzucker AG	7,095	144,524
ThyssenKrupp AG	41,618	1,353,301
*United Internet AG	17,308	259,513
Volkswagen AG	3,708	350,592
#Wacker Chemie AG	1,969	286,056

TOTAL GERMANY		100,694,339

GREECE — (0.3%)
*Alpha Bank A.E.	63,735	516,213
*Bank of Cyprus Public Co., Ltd. S.A.	46,347	267,398
Coca-Cola Hellenic Bottling Co. S.A.	21,709	588,648
*EFG Eurobank Ergasias S.A.	41,007	329,643
Hellenic Petroleum S.A.	15,660	168,701
Hellenic Telecommunication Organization Co. S.A.	23,417	258,285
#Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	106,408
*National Bank of Greece S.A.	42,777	687,764
#National Bank of Greece S.A. ADR	143,013	466,222
OPAP S.A.	31,172	633,139
*Piraeus Bank S.A.	41,953	315,949
*Public Power Corp. S.A.	11,935	195,380

TOTAL GREECE		4,533,750

HONG KONG — (1.6%)
ASM Pacific Technology, Ltd.	36,700	346,032

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Bank of East Asia, Ltd.	195,644	$692,949
BOC Hong Kong (Holdings), Ltd.	464,000	1,112,831
*Cathay Pacific Airways, Ltd.	128,000	265,979
Cheung Kong Holdings, Ltd.	198,600	2,447,844
Cheung Kong Infrastructure Holdings, Ltd.	50,000	186,707
CLP Holdings, Ltd.	276,400	1,938,064
Esprit Holdings, Ltd.	156,980	1,125,476
First Pacific Co., Ltd.	242,400	162,840
#*Foxconn International Holdings, Ltd.	318,000	285,829
Great Eagle Holdings, Ltd.	27,337	76,499
Hang Lung Group, Ltd.	113,000	552,036
Hang Lung Properties, Ltd.	293,000	1,063,248
Hang Seng Bank, Ltd.	102,900	1,402,414
Henderson Land Development Co., Ltd.	147,632	925,840
Hong Kong & China Gas Co., Ltd.	528,970	1,283,574
Hong Kong & Shanghai Hotels, Ltd.	69,025	108,794
*Hong Kong Aircraft Engineering Co., Ltd.	1,600	20,317
Hong Kong Electric Holdings, Ltd.	188,707	1,115,937
Hong Kong Exchanges and Clearing, Ltd.	134,300	2,196,386
Hopewell Holdings, Ltd.	83,000	241,902
Hutchison Whampoa, Ltd.	281,500	1,931,964
Hysan Development Co., Ltd.	57,360	167,926
Industrial & Commercial Bank of China Asia, Ltd.	26,132	65,010
Kerry Properties, Ltd.	78,893	363,428
Li & Fung, Ltd.	312,000	1,498,206
Lifestyle International Holdings, Ltd.	80,500	157,866
*Mongolia Energy Corp., Ltd.	512,000	234,649
MTR Corp., Ltd.	181,625	636,477
New World Development Co., Ltd.	329,857	585,071
NWS Holdings, Ltd.	107,870	188,792
*Orient Overseas International, Ltd.	21,500	162,836
Pacific Basin Shipping, Ltd.	172,000	130,062
PCCW, Ltd.	439,265	132,791
Shangri-La Asia, Ltd.	176,913	342,300
Sino Land Co., Ltd.	190,655	342,144
*SJM Holdings, Ltd.	106,000	68,362
Sun Hung Kai Properties, Ltd.	191,706	2,655,398
Television Broadcasts, Ltd.	25,000	119,926
Vtech Holdings, Ltd.	15,000	167,694
Wharf Holdings, Ltd.	165,609	897,765
Wheelock & Co., Ltd.	106,000	326,617
Wing Hang Bank, Ltd.	20,000	203,888
Yue Yuen Industrial (Holdings), Ltd.	78,500	273,487

TOTAL HONG KONG		29,204,157

IRELAND — (0.2%)
CRH P.L.C.	33,809	962,886
#CRH P.L.C. Sponsored ADR	48,247	1,379,382
*Elan Corp. P.L.C.	22,589	154,591
*Elan Corp. P.L.C. Sponsored ADR	39,700	266,784
Kerry Group P.L.C.	17,907	572,632
*Ryanair Holdings P.L.C.	33,520	166,445

TOTAL IRELAND		3,502,720

ITALY — (2.2%)
A2A SpA	161,586	273,137
ACEA SpA	11,304	115,094
Assicurazioni Generali SpA	160,975	3,397,861
Atlantia SpA	30,212	643,007
#Banca Carige SpA	106,224	269,854
Banca Monte Dei Paschi di Siena SpA	319,433	442,278

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Banca Popolare dell’Emilia Romagna Scrl	3,000	$39,141
Banca Popolare di Milano Scarl	41,017	230,684
*Banco Popolare Scarl	89,713	574,394
Buzzi Unicem SpA	7,970	118,485
Enel SpA	906,830	4,750,813
Eni SpA	241,210	5,390,887
#Eni SpA Sponsored ADR	51,100	2,271,395
*Fiat SpA	90,877	1,192,798
#*Fiat SpA Sponsored ADR	7,000	92,610
Finmeccanica SpA	48,370	619,698
#Fondiaria-SAI SpA	7,144	98,960
Hera SpA	76,919	163,276
*Intesa Sanpaolo SpA	958,816	3,160,181
#*Intesa Sanpaolo SpA Sponsored ADR	13,601	266,716
Italcementi SpA	8,940	101,661
Lottomatica SpA	6,664	120,723
Luxottica Group SpA	18,425	504,850
Mediaset SpA	99,784	790,178
*Mediobanca SpA	67,366	621,788
Mediolanum SpA	29,155	148,183
Parmalat SpA	224,450	590,842
Saipem SpA	32,896	1,228,383
#Saras SpA	38,600	92,810
Snam Rete Gas SpA	185,432	880,639
Telecom Italia SpA	618,511	864,741
Telecom Italia SpA Sponsored ADR	80,065	1,108,900
Tenaris SA ADR	29,250	1,187,842
Terna Rete Elettrica Nazionale SpA	169,541	687,234
*UniCredit SpA	2,226,834	5,835,876
#Unione di Banche Italiane ScpA	77,200	956,032
#*Unipol Gruppo Finanziario SpA	87,290	91,415

TOTAL ITALY		39,923,366

JAPAN — (17.2%)
77 Bank, Ltd. (The)	44,000	250,030
#Advantest Corp.	9,840	254,259
Advantest Corp. ADR	10,000	258,800
#AEON Co., Ltd.	82,600	945,745
Aeon Mall Co., Ltd.	8,680	181,927
Air Water, Inc.	20,000	221,306
Aisin Seiki Co., Ltd.	24,700	750,608
Ajinomoto Co., Inc.	84,000	788,954
Alfresa Holdings Corp.	4,200	210,764
*All Nippon Airways Co., Ltd.	127,000	402,866
Amada Co., Ltd.	41,000	336,615
Aozora Bank, Ltd.	85,000	121,871
#Asahi Breweries, Ltd.	49,400	887,392
Asahi Glass Co., Ltd.	133,000	1,571,612
Asahi Kasei Corp.	191,000	1,073,726
#Asatsu-DK, Inc.	2,700	71,638
Asics Corp.	23,000	220,017
Astellas Pharma, Inc.	62,555	2,190,359
Awa Bank, Ltd. (The)	18,000	99,948
Bank of Iwate, Ltd. (The)	1,500	82,179
Bank of Kyoto, Ltd. (The)	41,000	360,244
Bank of Yokohama, Ltd. (The)	167,000	868,301
Benesse Holdings, Inc.	9,700	445,977
Bridgestone Corp.	80,400	1,339,948
Brother Industries, Ltd.	31,000	376,507
Canon Marketing Japan, Inc.	7,000	109,429
Canon, Inc.	83,400	3,814,991

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Canon, Inc. Sponsored ADR	63,392	$2,895,747
Capcom Co., Ltd.	6,900	139,210
#Casio Computer Co., Ltd.	29,000	228,040
Central Japan Railway Co.	205	1,669,294
Chiba Bank, Ltd. (The)	102,000	645,962
#Chiyoda Corp.	23,000	211,160
Chubu Electric Power Co., Ltd.	92,700	2,153,758
Chugai Pharmaceutical Co., Ltd.	28,100	508,378
Chugoku Bank, Ltd. (The)	19,000	243,574
#Chugoku Electric Power Co., Ltd. (The)	36,500	697,279
Chuo Mitsui Trust Holdings, Inc.	119,000	454,040
Circle K Sunkus Co., Ltd.	5,100	72,076
Citizen Holdings Co., Ltd.	41,200	286,152
Coca-Cola West Co., Ltd.	4,600	81,386
Comsys Holdings Corp.	11,000	103,093
#Cosmo Oil Co., Ltd.	74,000	199,478
#Credit Saison Co., Ltd.	20,700	302,744
Dai Nippon Printing Co., Ltd.	76,000	1,052,887
Daicel Chemical Industries, Ltd.	28,000	179,501
*Daido Steel Co., Ltd.	37,000	157,279
Daihatsu Motor Co., Ltd.	21,000	202,501
Daiichi Sankyo Co., Ltd.	92,546	1,608,297
Daikin Industries, Ltd.	30,100	1,135,079
#Dainippon Sumitomo Pharma Co., Ltd.	23,000	190,467
Daishi Bank, Ltd. (The)	28,000	94,534
Daito Trust Construction Co., Ltd.	10,600	565,050
Daiwa House Industry Co., Ltd.	69,000	742,420
Daiwa Securities Group, Inc.	222,000	1,148,253
DeNa Co., Ltd.	40	324,300
Denki Kagaku Kogyo Kabushiki Kaisha	71,000	316,389
Denso Corp.	64,200	1,873,561
#Dentsu, Inc.	23,800	647,794
DIC Corp.	63,000	135,020
#Disco Corp.	2,600	183,547
#Don Quijote Co., Ltd.	4,200	112,537
Dowa Holdings Co., Ltd.	33,200	184,310
East Japan Railway Co.	46,400	3,103,872
#*Ebara Corp.	52,000	267,883
#Eisai Co., Ltd.	36,800	1,257,769
Electric Power Development Co., Ltd.	16,900	520,820
*Elpida Memory, Inc.	19,900	423,924
Ezaki Glico Co., Ltd.	10,000	115,170
#FamilyMart Co., Ltd.	7,300	251,575
Fanuc, Ltd.	25,300	2,987,573
#Fast Retailing Co., Ltd.	6,300	954,652
#*Fuji Electric Holdings Co., Ltd.	64,000	192,248
*Fuji Heavy Industries, Ltd.	68,000	380,578
#FUJIFILM Holdings Corp.	62,200	2,131,687
Fujikura, Ltd.	39,000	208,329
Fujitsu, Ltd.	270,440	1,901,724
Fukuoka Financial Group, Inc.	101,000	438,217
Funai Electric Co., Ltd.	300	11,710
Furukawa Electric Co., Ltd.	70,000	346,980
#Glory, Ltd.	6,200	157,815
#GS Yuasa Corp.	47,000	334,877
Gunma Bank, Ltd. (The)	50,000	269,723
#H2O Retailing Corp.	13,000	90,501
Hachijuni Bank, Ltd. (The)	50,000	280,475
Hakuhodo Dy Holdings, Inc.	3,000	170,423
Hamamatsu Photonics K.K.	9,400	268,141
Hankyu Hanshin Holdings, Inc.	158,000	736,076

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Heiwa Corp.	6,700	$64,784
Higo Bank, Ltd. (The)	18,000	97,810
Hikari Tsushin, Inc.	3,800	76,529
Hino Motors, Ltd.	37,000	186,259
#Hirose Electric Co., Ltd.	3,700	399,434
#Hiroshima Bank, Ltd. (The)	62,000	254,161
Hisamitsu Pharmaceutical Co., Inc.	8,700	320,677
Hitachi Chemical Co., Ltd.	12,500	271,467
#Hitachi Construction Machinery Co., Ltd.	13,100	278,551
Hitachi High-Technologies Corp.	9,300	202,769
#Hitachi Koki Co., Ltd.	8,200	90,827
#Hitachi Metals, Ltd.	25,000	268,255
Hitachi Transport System, Ltd.	5,500	79,557
*Hitachi, Ltd.	247,000	1,085,596
*Hitachi, Ltd. Sponsored ADR	33,525	1,470,742
Hokkaido Electric Power Co., Inc.	25,000	485,102
Hokkoku Bank, Ltd. (The)	22,000	78,078
*Hokuhoku Financial Group, Inc.	165,000	328,081
Hokuriku Electric Power Co., Inc.	22,200	459,401
Honda Motor Co., Ltd.	101,800	3,444,663
Honda Motor Co., Ltd. Sponsored ADR	121,723	4,113,020
#House Foods Corp.	8,500	122,632
Hoya Corp.	57,200	1,582,093
Hyakugo Bank, Ltd. (The)	19,000	85,462
Hyakujishi Bank, Ltd. (The)	23,000	94,028
Ibiden Co., Ltd.	17,900	644,581
Idemitsu Kosan Co., Ltd.	3,000	248,505
IHI Corp.	152,000	304,210
*Inpex Corp.	112	788,157
Isetan Mitsukoshi Holdings, Ltd.	41,580	480,200
*Isuzu Motors, Ltd.	146,000	464,520
#ITO EN, Ltd.	5,600	86,884
ITOCHU Corp.	217,500	1,884,346
Itochu Techno-Solutions Corp.	4,200	158,638
Iyo Bank, Ltd. (The)	31,000	288,545
Izumi Co., Ltd.	5,000	71,266
J Front Retailing Co., Ltd.	62,800	365,740
#Japan Airport Terminal Co., Ltd.	3,800	60,410
#Japan Petroleum Exploration Co., Ltd.	3,200	163,411
#Japan Steel Works, Ltd. (The)	45,000	492,878
Japan Tobacco, Inc.	644	2,231,747
JFE Holdings, Inc.	66,600	2,375,082
JGC Corp.	27,000	466,215
Joyo Bank, Ltd. (The)	91,000	378,547
JS Group Corp.	32,540	638,172
JSR Corp.	22,000	445,389
JTEKT Corp.	24,560	282,208
Juroku Bank, Ltd.	40,000	151,048
*JX Holdings, Inc.	287,470	1,603,601
#Kagome Co., Ltd.	11,100	188,222
Kagoshima Bank, Ltd. (The)	13,000	85,540
#Kajima Corp.	106,000	269,333
Kamigumi Co., Ltd.	30,000	247,799
Kandenko Co., Ltd.	8,000	52,204
Kaneka Corp.	37,000	233,504
Kansai Electric Power Co., Inc.	106,800	2,376,360
Kansai Paint Co., Ltd.	20,000	151,598
Kao Corp.	78,100	1,904,226
#Kawasaki Heavy Industries, Ltd.	180,000	564,301
*Kawasaki Kisen Kaisha, Ltd.	79,000	335,751
KDDI Corp.	385	1,856,287

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Keihan Electric Railway Co., Ltd.	63,000	$252,928
#Keihin Electric Express Railway Co., Ltd.	51,000	427,597
Keio Corp.	68,000	439,699
Keisei Electric Railway Co., Ltd.	39,000	230,892
Keiyo Bank, Ltd. (The)	21,000	97,658
#Kewpie Corp.	8,900	98,108
Keyence Corp.	5,392	1,288,392
#Kikkoman Corp.	18,000	200,065
Kinden Corp.	14,000	124,235
#Kintetsu Corp.	229,280	725,111
Kirin Holdings Co., Ltd.	110,000	1,575,943
Kobayashi Pharmaceutical Co., Ltd.	2,700	108,982
Kobe Steel, Ltd.	342,000	763,311
Koito Manufacturing Co., Ltd.	14,000	230,564
Komatsu, Ltd.	126,900	2,557,964
Komeri Co., Ltd.	4,000	101,740
Konami Co., Ltd.	8,600	166,849
Konami Corp. ADR	3,500	69,492
Konica Minolta Holdings, Inc.	62,500	790,576
#Kose Corp.	3,690	85,918
#K’s Holdings Corp.	6,239	165,671
Kubota Corp.	107,000	939,806
#Kubota Corp. Sponsored ADR	9,951	435,257
Kuraray Co., Ltd.	44,000	576,006
Kurita Water Industries, Ltd.	13,400	387,482
Kyocera Corp.	12,400	1,245,039
Kyocera Corp. Sponsored ADR	10,829	1,063,949
*Kyowa Hakko Kirin Co., Ltd.	32,000	335,764
Kyushu Electric Power Co., Inc.	49,800	1,007,497
Lawson, Inc.	9,300	410,591
#Leopalace21 Corp.	15,000	93,254
Lion Corp.	19,000	94,718
Mabuchi Motor Co., Ltd.	3,400	187,401
#Makita Corp.	13,000	402,957
Makita Corp. Sponsored ADR	1,630	50,171
Marubeni Corp.	219,000	1,292,176
Marui Group Co., Ltd.	35,200	278,266
#Maruichi Steel Tube, Ltd.	4,200	80,706
#Matsui Securities Co., Ltd.	9,700	72,854
Mazda Motor Corp.	197,000	581,755
Medipal Holdings Corp.	18,600	231,898
#Meiji Holdings Co., Ltd.	7,556	272,778
Minebea Co., Ltd.	45,000	261,118
#Miraca Holdings, Inc.	4,500	144,966
Misumi Group, Inc.	10,000	199,311
Mitsubishi Chemical Holdings Corp.	157,490	840,547
Mitsubishi Corp.	173,300	4,105,112
Mitsubishi Electric Corp.	269,000	2,397,460
Mitsubishi Estate Co., Ltd.	166,000	2,992,563
Mitsubishi Gas Chemical Co., Inc.	46,000	277,378
Mitsubishi Heavy Industries, Ltd.	443,000	1,784,439
Mitsubishi Logistics Corp.	14,000	183,045
#*Mitsubishi Materials Corp.	155,000	464,587
#*Mitsubishi Motors Corp.	466,000	638,167
#Mitsubishi Tanabe Pharma Corp.	29,000	383,696
Mitsubishi UFJ Financial Group, Inc.	318,172	1,658,005
#Mitsubishi UFJ Financial Group, Inc. ADR	1,413,836	7,309,532
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	77,431
Mitsui & Co., Ltd.	183,000	2,750,324
Mitsui & Co., Ltd. Sponsored ADR	2,745	901,019
Mitsui Chemicals, Inc.	79,000	259,492

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
# Mitsui Engineering & Shipbuilding Co., Ltd.	81,000	$215,794
Mitsui Fudosan Co., Ltd.	110,000	2,037,120
Mitsui Mining & Smelting Co., Ltd.	60,000	164,417
Mitsui O.S.K. Lines, Ltd.	149,000	1,113,951
Mitsumi Electric Co., Ltd.	11,200	243,710
#Mizuho Financial Group, Inc.	1,204,000	2,318,334
#*Mizuho Financial Group, Inc. ADR	279,305	1,066,945
Mizuho Securities Co., Ltd.	76,000	210,502
#*Mizuho Trust & Banking Co., Ltd.	190,000	187,016
Mochida Pharmaceutical Co., Ltd.	8,000	76,210
MS&AD Insurance Group Holdings, Inc.	59,095	1,698,541
Murata Manufacturing Co., Ltd.	28,300	1,674,756
Nabtesco Corp.	19,000	239,445
Nagase & Co., Ltd.	10,000	119,286
#Nagoya Railroad Co., Ltd.	85,000	236,992
#Namco Bandai Holdings, Inc.	25,900	258,438
#Nankai Electric Railway Co., Ltd.	50,000	195,726
#Nanto Bank, Ltd. (The)	20,000	106,726
NEC Corp.	345,546	1,137,712
NGK Insulators, Ltd.	34,000	670,071
NGK Spark Plug Co., Ltd.	20,000	271,389
NHK Spring Co., Ltd.	23,000	220,968
Nichirei Corp.	34,000	134,779
Nidec Corp.	8,200	838,721
#Nidec Corp. ADR	23,800	614,992
Nikon Corp.	43,000	976,147
Nintendo Co., Ltd.	13,400	4,501,428
Nippon Electric Glass Co., Ltd.	42,500	648,097
Nippon Express Co., Ltd.	96,000	452,286
Nippon Kayaku Co., Ltd.	19,000	167,006
Nippon Meat Packers, Inc.	24,000	303,177
#Nippon Paint Co., Ltd.	19,000	121,158
Nippon Paper Group, Inc.	13,700	384,758
Nippon Sheet Glass Co., Ltd.	79,000	259,499
Nippon Shokubai Co., Ltd.	12,000	108,473
Nippon Steel Corp.	706,000	2,504,789
*Nippon Telegraph & Telephone Corp ADR	10,771	218,544
Nippon Telegraph & Telephone Corp.	66,700	2,714,928
Nippon Yusen K.K.	194,000	797,576
Nipro Corp.	5,000	94,616
Nishi-Nippon Bank, Ltd.	80,000	230,230
Nishi-Nippon Railroad Co., Ltd.	26,000	98,421
Nissan Chemical Industries, Ltd.	15,000	202,611
*Nissan Motor Co., Ltd.	348,500	3,032,354
Nissan Shatai Co., Ltd.	7,000	52,479
#Nissha Printing Co., Ltd.	3,900	136,143
Nisshin Seifun Group, Inc.	24,500	301,172
Nisshin Steel Co., Ltd.	93,000	196,658
#Nisshinbo Holdings, Inc.	13,000	138,083
Nissin Foods Holdings Co., Ltd.	10,000	336,381
Nitori Co., Ltd.	5,350	420,705
Nitto Denko Corp.	20,000	781,480
*NKSJ Holdings, Inc.	183,200	1,330,094
NOK Corp.	15,000	254,969
Nomura Holdings, Inc.	159,300	1,101,100
#Nomura Holdings, Inc. ADR	341,183	2,350,751
Nomura Real Estate Holdings, Inc.	13,600	240,943
#Nomura Research Institute, Ltd.	13,600	346,988
#NSK, Ltd.	54,000	411,915
NTN Corp.	54,000	237,134
NTT Data Corp.	168	606,562

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
NTT DoCoMo, Inc.	1,797	$2,795,758
#NTT DoCoMo, Inc. Sponsored ADR	34,966	542,323
Obayashi Corp.	79,000	352,985
Obic Co., Ltd.	1,000	200,567
#Odakyu Electric Railway Co., Ltd.	79,000	659,427
Ogaki Kyoritsu Bank, Ltd. (The)	26,000	85,121
Oji Paper Co., Ltd.	107,000	504,072
Olympus Corp.	33,500	1,013,735
#Omron Corp.	26,600	611,668
Ono Pharmaceutical Co., Ltd.	11,400	471,632
#Onward Holdings Co., Ltd.	18,000	148,893
Oracle Corp. Japan	5,300	262,657
Oriental Land Co., Ltd.	6,800	481,535
Osaka Gas Co., Ltd.	254,000	883,888
Otsuka Corp.	1,700	120,866
#Pacific Metals Co., Ltd.	19,000	157,147
Panasonic Corp.	177,188	2,596,667
Panasonic Corp. Sponsored ADR	84,284	1,230,546
Panasonic Electric Works Co., Ltd.	47,000	578,621
Point, Inc.	620	40,071
Rengo Co., Ltd.	26,000	149,368
Resona Holdings, Inc.	63,300	773,117
#Ricoh Co., Ltd.	99,000	1,681,775
#Rinnai Corp.	5,500	269,741
Rohm Co., Ltd.	13,100	970,841
#Rohto Pharmaceutical Co., Ltd.	11,000	120,328
#Ryohin Keikaku Co., Ltd.	3,400	154,582
San-in Godo Bank, Ltd. (The)	14,000	107,280
*Sankyo Co., Ltd.	7,300	336,965
Sankyu, Inc.	26,000	118,276
Santen Pharmaceutical Co., Ltd.	10,100	322,551
#*Sanyo Electric Co., Ltd.	220,000	349,419
Sapporo Hokuyo Holdings, Inc.	42,000	193,312
#Sapporo Holdings, Ltd.	31,000	152,281
SBI Holdings, Inc.	2,184	468,428
Secom Co., Ltd.	27,200	1,180,901
Sega Sammy Holdings, Inc.	24,048	314,383
Seiko Epson Corp.	17,100	302,928
Seino Holdings Co., Ltd.	15,000	108,163
Sekisui Chemical Co., Ltd.	56,000	382,443
#Sekisui House, Ltd.	66,000	629,117
Seven & I Holdings Co., Ltd.	103,276	2,640,880
Sharp Corp.	140,000	1,813,282
#Shiga Bank, Ltd.	28,000	167,098
#Shikoku Electric Power Co., Inc.	24,200	648,593
Shimachu Co., Ltd.	4,600	95,652
#Shimadzu Corp.	33,000	273,355
Shimamura Co., Ltd.	2,400	241,786
Shimano, Inc.	7,700	348,999
Shimizu Corp.	74,000	296,431
Shin-Etsu Chemical Co., Ltd.	57,100	3,291,562
#Shinko Electric Industries Co., Ltd.	6,000	106,531
#Shinsei Bank, Ltd.	111,000	144,060
Shionogi & Co., Ltd.	37,000	667,920
Shiseido Co., Ltd.	46,100	966,414
Shizuoka Bank, Ltd.	80,000	671,270
Showa Denko K.K.	196,000	445,501
*Showa Shell Sekiyu K.K.	26,900	182,420
#SMC Corp.	7,800	1,117,979
Softbank Corp.	101,000	2,258,850
Sohgo Security Services Co., Ltd.	6,600	73,606

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sojitz Corp.	171,900	$310,000
Sony Corp.	73,100	2,502,871
Sony Corp. Sponsored ADR	65,200	2,231,144
Sony Financial Holdings, Inc.	113	407,526
#Sotetsu Holdings, Inc.	27,000	112,378
Square Enix Holdings Co., Ltd.	7,600	160,513
Stanley Electric Co., Ltd.	19,300	394,586
#Sugi Holdings Co., Ltd.	3,800	85,491
#*Sumco Corp.	16,700	369,444
Sumitomo Bakelite Co., Ltd.	27,000	148,772
Sumitomo Chemical Co., Ltd.	205,000	968,692
Sumitomo Corp.	149,200	1,796,653
Sumitomo Electric Industries, Ltd.	101,200	1,245,362
#Sumitomo Forestry Co., Ltd.	18,000	151,777
Sumitomo Heavy Industries, Ltd.	73,000	479,900
Sumitomo Metal Industries, Ltd.	443,000	1,202,480
Sumitomo Metal Mining Co., Ltd.	68,000	1,006,027
Sumitomo Mitsui Financial Group, Inc.	180,640	5,974,098
Sumitomo Realty & Development Co., Ltd.	50,000	1,025,946
Sumitomo Rubber Industries, Ltd.	16,000	143,019
Sumitomo Trust & Banking Co., Ltd.	229,000	1,384,888
Sundrug Co., Ltd.	3,000	70,021
#Suruga Bank, Ltd.	27,000	264,953
Suzuken Co., Ltd.	8,380	320,470
Suzuki Motor Corp.	46,400	975,317
#Sysmex Corp.	3,500	209,970
T&D Holdings, Inc.	37,000	966,529
*Taiheiyo Cement Corp.	108,000	152,726
Taisei Corp.	116,000	264,285
Taisho Pharmaceutical Co., Ltd.	17,000	309,195
Taiyo Nippon Sanso Corp.	33,000	296,458
Taiyo Yuden Co., Ltd.	19,000	294,005
Takara Holdings, Inc.	14,000	73,686
#Takashimaya Co., Ltd.	34,000	322,340
Takeda Pharmaceutical Co., Ltd.	101,700	4,366,524
TDK Corp.	13,600	870,410
TDK Corp. Sponsored ADR	1,900	121,695
Teijin, Ltd.	119,000	379,718
#Terumo Corp.	22,400	1,141,178
#THK Co., Ltd.	15,200	333,733
#Tobu Railway Co., Ltd.	102,000	538,126
Toda Corp.	19,000	68,797
TOHO Co., Ltd.	13,900	239,654
Toho Gas Co., Ltd.	63,000	318,797
Tohuku Electric Power Co., Inc.	62,000	1,264,320
Tokai Carbon Co., Ltd.	26,000	152,297
Tokai Rika Co., Ltd.	6,900	148,059
Tokio Marine Holdings, Inc.	98,900	2,944,314
Tokio Marine Holdings, Inc. ADR	4,182	122,951
Tokuyama Corp.	28,000	156,811
Tokyo Electric Power Co., Ltd.	166,500	4,178,552
Tokyo Electron, Ltd.	24,900	1,632,514
Tokyo Gas Co., Ltd.	308,000	1,308,863
Tokyo Steel Manufacturing Co., Ltd.	10,100	135,346
*Tokyo Tatemono Co., Ltd.	32,000	147,568
Tokyu Corp.	143,000	597,223
Tokyu Land Corp.	54,000	230,818
TonenGeneral Sekiyu K.K.	37,000	315,745
Toppan Forms Co., Ltd.	3,500	38,511
Toppan Printing Co., Ltd.	71,000	647,474
#Toray Industries, Inc.	174,000	999,975

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Toshiba Corp.	535,000	$3,084,031
Toshiba TEC Corp.	11,000	45,657
Tosoh Corp.	75,000	211,153
TOTO, Ltd.	29,000	195,228
#Toyo Seikan Kaisha, Ltd.	21,300	366,477
Toyo Suisan Kaisha, Ltd.	12,000	289,264
#Toyobo Co., Ltd.	77,000	128,686
Toyoda Gosei Co., Ltd.	9,500	263,321
Toyota Auto Body Co., Ltd.	4,100	65,899
#Toyota Boshoku Corp.	9,300	164,890
Toyota Motor Corp.	240,800	9,304,021
#*Toyota Motor Corp. Sponsored ADR	78,634	6,061,895
Toyota Tsusho Corp.	27,381	408,360
Trend Micro, Inc.	13,800	468,142
Trend Micro, Inc. Sponsored ADR	777	26,418
Tsumura & Co.	7,400	216,199
Ube Industries, Ltd.	137,000	346,285
Uni-Charm Corp.	5,400	524,884
UNY Co., Ltd.	22,000	199,565
Ushio, Inc.	14,000	231,227
USS Co., Ltd.	3,260	223,253
#Wacoal Corp.	10,000	127,612
West Japan Railway Co.	225	817,835
Yahoo! Japan Corp.	1,919	734,749
#Yakult Honsha Co., Ltd.	11,600	303,252
Yamada Denki Co., Ltd.	10,830	846,838
Yamaguchi Financial Group, Inc.	27,000	270,354
Yamaha Corp.	19,100	233,612
*Yamaha Motor Co., Ltd.	24,900	367,348
Yamatake Corp.	7,400	184,488
Yamato Holdings Co., Ltd.	51,000	728,775
Yamato Kogyo Co., Ltd.	5,900	187,530
#Yamazaki Baking Co., Ltd.	12,000	153,251
#Yaskawa Electric Corp.	34,000	300,522
#*Yokogawa Electric Corp.	27,000	230,766
Yokohama Rubber Co., Ltd.	26,000	121,440

TOTAL JAPAN		306,076,952

NETHERLANDS — (2.1%)
*Aegon NV	170,084	1,189,569
#*Akzo Nobel NV	29,917	1,769,130
Akzo Nobel NV Sponsored ADR	1,996	117,964
ArcelorMittal NV	115,366	4,489,495
ASML Holding NV	53,274	1,748,013
Fugro NV	8,219	535,002
#Heineken NV	32,993	1,538,392
*ING Groep NV	134,013	1,182,843
*ING Groep NV Sponsored ADR	203,451	1,804,610
Koninklijke Ahold NV	149,994	2,056,737
Koninklijke Ahold NV ADR	8,320	113,318
Koninklijke Boskalis Westminster NV	7,096	320,075
Koninklijke DSM NV	19,120	854,031
#Koninklijke KPN NV	206,851	3,103,385
Koninklijke Philips Electronics NV	135,068	4,535,472
Koninklijke Vopak NV	3,168	259,844
#*Randstad Holdings NV	11,969	606,456
#Reed Elsevier NV	55,310	658,722
Reed Elsevier NV ADR	21,634	509,048
#Royal Dutch Shell P.L.C. Series A	41,657	1,307,115
TNT NV	47,452	1,450,125
Unilever NV	211,123	6,422,960

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
#Wolters Kluwer NV	29,109	$594,753

TOTAL NETHERLANDS		37,167,059

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd.	103,919	151,087
Contact Energy, Ltd.	33,218	150,363
Fletcher Building, Ltd.	77,029	467,493
*New Zealand Refining Co., Ltd.	18,460	50,142
Sky City Entertainment Group, Ltd.	52,999	121,139
Sky Network Television, Ltd.	23,000	83,832
Telecom Corp. of New Zealand, Ltd.	223,371	349,319
TrustPower, Ltd.	21,162	113,746

TOTAL NEW ZEALAND		1,487,121

NORWAY — (0.7%)
#Acergy SA	24,200	461,004
Aker Kvaerner ASA	23,335	389,981
#*DnB NOR ASA Series A	112,177	1,327,628
#Fred Olsen Energy ASA	5,500	201,163
Frontline, Ltd. ASA	8,100	295,420
#*Marine Harvest ASA	238,587	221,382
#*Norsk Hydro ASA	78,700	604,343
*Norsk Hydro ASA Sponsored ADR	11,200	85,904
#Orkla ASA	95,255	798,909
*Petroleum Geo-Services ASA	19,600	269,748
#*Renewable Energy Corp. ASA	26,425	89,783
#*Schibsted ASA	9,450	234,502
#SeaDrill, Ltd. ASA	37,400	942,054
#StatoilHydro ASA	103,106	2,493,073
StatoilHydro ASA Sponsored ADR	45,656	1,103,506
*Storebrand ASA	51,600	388,085
*Telenor ASA	110,800	1,575,139
#Yara International ASA	23,675	821,509

TOTAL NORWAY		12,303,133

PORTUGAL — (0.2%)
#Banco Comercial Portugues SA	251,826	236,517
*Banco Espirito Santo SA	62,822	300,737
#Brisa SA	29,578	209,672
#Cimpor Cimentos de Portugal SA	24,245	175,841
Energias de Portugal SA	237,161	848,744
#Galp Energia SGPS SA Series B	26,472	424,408
#Jeronimo Martins SGPS SA	26,359	272,748
#Portugal Telecom SA	75,545	768,840

TOTAL PORTUGAL		3,237,507

SINGAPORE — (1.1%)
Asia Pacific Breweries, Ltd.	14,000	144,135
CapitaLand, Ltd.	297,750	804,290
City Developments, Ltd.	70,000	537,779
Comfortdelgro Corp., Ltd.	215,000	244,251
#Cosco Corp Singapore, Ltd.	132,000	165,036
DBS Group Holdings, Ltd.	225,000	2,477,473
Fraser & Neave, Ltd.	106,500	378,430
*Golden Agri-Resources, Ltd.	787,000	332,447
Jardine Cycle & Carriage, Ltd.	15,339	337,260
Keppel Corp., Ltd.	174,000	1,234,612
Keppel Land, Ltd.	86,000	231,786
Neptune Orient Lines, Ltd.	153,000	239,997
#Olam International, Ltd.	134,400	253,597

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Overseas-Chinese Banking Corp., Ltd.	358,484	$2,276,697
*Parkway Holdings, Ltd.	87,000	212,955
SembCorp. Industries, Ltd.	120,320	365,965
SembCorp. Marine, Ltd.	108,000	330,483
Singapore Airlines, Ltd.	65,400	718,008
Singapore Airport Terminal Services, Ltd.	47,742	97,180
#Singapore Exchange, Ltd.	118,000	699,589
Singapore Press Holdings, Ltd.	183,000	546,602
Singapore Technologies Engineering, Ltd.	188,000	431,796
Singapore Telecommunications, Ltd.	1,060,650	2,339,567
SMRT Corp., Ltd.	59,000	97,956
StarHub, Ltd.	128,000	217,262
United Industrial Corp., Ltd.	88,000	133,162
United Overseas Bank, Ltd.	165,900	2,427,104
UOL Group, Ltd.	86,000	238,716
Wilmar International, Ltd.	172,000	863,620
#*Yangzijiang Shipbuilding Holdings, Ltd.	282,000	273,937
#*Yanlord Land Group, Ltd.	90,000	111,152

TOTAL SINGAPORE		19,762,844

SPAIN — (2.8%)
#Abertis Infraestructuras SA	39,592	689,501
Acciona SA	3,470	343,949
Acerinox SA	17,897	356,290
#Actividades de Construccion y Servicios SA	19,195	870,413
#Banco Bilbao Vizcaya Argentaria SA	36,507	480,147
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	420,902	5,526,443
#Banco de Sabadell SA	123,598	627,123
#Banco de Valencia SA	33,616	195,991
#Banco Espanol de Credito SA	9,662	99,002
#Banco Popular Espanol SA	119,649	847,183
#Banco Santander SA	361,522	4,596,883
#Banco Santander SA Sponsored ADR	735,840	9,080,266
#*Bankinter SA	38,692	285,646
*Cia Espanola de Petroleos SA	5,421	153,379
Cintra Concesiones de Infraestructuras de Transporte SA	61,097	538,107
Criteria Caixacorp SA	89,151	444,602
*EDP Renovaveis SA	8,310	59,077
Enagas SA	27,296	547,412
#Fomento de Construcciones y Contratas SA	5,469	178,966
Gamesa Corp Tecnologica SA	24,914	306,141
Gas Natural SDG SA	31,216	532,945
#Gestevision Telec, Inc. SA	17,398	247,385
#Grifols SA	17,103	216,526
Iberdrola Renovables SA	104,585	405,458
Iberdrola SA	495,920	3,935,647
Indra Sistemas SA	13,729	275,226
#Industria de Diseno Textil SA	30,883	1,911,449
#Mapfre SA	80,165	262,391
Red Electrica Corporacion SA	14,225	673,974
Repsol YPF SA	28,261	663,562
Repsol YPF SA Sponsored ADR	70,000	1,641,500
#*Sacyr Vallehermoso SA	10,498	80,098
*Tecnicas Reunidas SA	1,466	88,962
Telefonica SA	201,202	4,554,257
Telefonica SA Sponsored ADR	113,363	7,683,744
Zardoya Otis SA	19,448	303,651

TOTAL SPAIN		49,703,296

SWEDEN — (2.1%)
#Alfa Laval AB	45,146	672,697

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Assa Abloy AB Series B	44,162	$1,018,248
#Atlas Copco AB Series A	85,542	1,375,865
#Atlas Copco AB Series B	47,554	688,909
#Boliden AB	30,602	421,037
Electrolux AB Series B	33,400	859,006
#Getinge AB	26,027	581,788
#Hennes & Mauritz AB Series B	68,221	4,353,092
Hexagon AB	19,900	315,699
*Husqvarna AB Series A	12,600	92,990
#*Husqvarna AB Series B	42,000	311,647
#*Lundin Petroleum AB	25,656	156,020
#*Meda AB Series A	19,365	185,731
Modern Times Group AB Series B	6,100	371,443
Nordea Bank AB	420,784	4,105,266
Oriflame Cosmetics SA	1,318	74,684
Ratos AB	11,588	362,637
#Sandvik AB	128,380	1,840,055
Scania AB Series B	44,768	781,224
#Securitas AB Series B	39,905	420,232
*Skandinaviska Enskilda Banken AB Series A	212,238	1,446,772
Skanska AB Series B	44,200	732,365
#SKF AB Series B	48,100	959,500
#SSAB AB Series A	22,904	401,051
SSAB AB Series B	10,905	169,455
#Svenska Cellulosa AB Series B	76,800	1,000,697
#Svenska Handelsbanken AB Series A	63,986	1,794,261
*Swedbank AB Series A	76,963	828,659
#Swedish Match AB	30,700	695,959
Tele2 AB Series B	38,017	642,482
Telefonaktiebolaget LM Ericsson AB	360,309	4,158,158
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	46,000	529,000
TeliaSonera AB	288,720	1,978,939
#Volvo AB Series A	54,915	666,842
Volvo AB Series B	127,494	1,581,745
#Volvo AB Sponsored ADR	14,500	180,670

TOTAL SWEDEN		36,754,825

SWITZERLAND — (5.8%)
ABB, Ltd. AG	129,643	2,486,748
ABB, Ltd. AG Sponsored ADR	182,000	3,487,120
*Actelion, Ltd. AG	14,133	573,199
#Adecco SA	16,548	973,319
Baloise Holding AG	6,883	541,978
Banque Cantonale Vaudoise AG	212	93,230
Barry Callebaut AG	267	168,432
BKW FMB Energie AG	2,156	143,652
Compagnie Financiere Richemont SA Series A	66,944	2,469,159
Credit Suisse Group AG	108,663	4,987,390
Credit Suisse Group AG Sponsored ADR	42,900	1,960,530
Geberit AG	4,776	847,605
Givaudan SA	1,011	879,748
#*Holcim, Ltd. AG	33,957	2,530,429
#*Julius Baer Group, Ltd. AG	26,222	901,203
#Kuehne & Nagel International AG	6,598	690,478
#Lindt & Spruengli AG	15	390,154
#*Logitech International SA	22,987	375,271
#Lonza Group AG	5,861	457,371
Nestle SA	476,634	23,322,139
#Nobel Biocare Holding AG	10,685	234,196
Novartis AG	171,916	8,765,095
#*Novartis AG ADR	116,900	5,944,365

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Partners Group Holding AG	684	$91,577
Roche Holding AG Bearer	3,479	566,968
Roche Holding AG Genusschein	97,668	15,420,721
Schindler Holding AG	2,881	250,235
#SGS SA	709	920,954
Sika AG	209	371,222
Sonova Holding AG	6,156	763,119
#Straumann Holding AG	1,188	291,914
#Sulzer AG	3,497	346,752
Swatch Group AG (7184725)	4,165	1,220,194
Swatch Group AG (7184736)	5,992	326,746
#Swiss Life Holding AG	3,766	457,779
*Swiss Reinsurance Co., Ltd. AG	47,681	2,067,851
Swisscom AG	3,364	1,141,616
Syngenta AG	7,073	1,792,084
#Syngenta AG ADR	27,400	1,383,974
*UBS AG	486,805	7,541,671
#*UBS AG ADR	33,538	517,156
#Valiant Holding AG	2,436	463,224
Zurich Financial Services AG	19,061	4,225,725

TOTAL SWITZERLAND		103,384,293

UNITED KINGDOM — (16.0%)
Admiral Group P.L.C.	27,244	546,403
Aggreko P.L.C.	30,586	569,736
Amec P.L.C.	42,469	539,705
Amlin P.L.C.	60,463	345,946
*Anglo American P.L.C.	181,179	7,695,747
Antofagasta P.L.C.	53,869	816,756
ARM Holdings P.L.C.	139,465	537,921
Ashmore Group P.L.C.	41,357	166,931
Associated British Foods P.L.C.	49,803	765,111
AstraZeneca P.L.C.	128,255	5,667,185
#AstraZeneca P.L.C. Sponsored ADR	63,300	2,799,759
*Autonomy Corp. P.L.C.	28,027	768,820
Aviva P.L.C.	375,103	1,982,940
#Babcock International Group P.L.C.	18,911	168,644
BAE Systems P.L.C.	454,140	2,380,256
Balfour Beatty P.L.C.	91,945	389,172
Barclays P.L.C.	400,441	2,059,578
#Barclays P.L.C. Sponsored ADR	288,009	5,881,144
BG Group P.L.C.	390,393	6,598,695
BG Group P.L.C. Sponsored ADR	12,500	1,085,000
BHP Billiton P.L.C.	136,117	4,155,725
#BHP Billiton P.L.C. ADR	80,400	4,904,400
BP P.L.C.	1,435,437	12,519,790
#BP P.L.C. Sponsored ADR	196,119	10,227,606
#*British Airways P.L.C.	70,412	244,126
British American Tobacco P.L.C.	239,087	7,518,037
British American Tobacco P.L.C. Sponsored ADR	19,052	1,208,849
British Sky Broadcasting Group P.L.C.	149,909	1,403,224
British Sky Broadcasting Group P.L.C. Sponsored ADR	1,765	66,046
BT Group P.L.C.	719,650	1,384,820
BT Group P.L.C. Sponsored ADR	36,202	693,268
Bunzl P.L.C.	38,087	443,530
Burberry Group P.L.C.	61,950	634,491
*Cable & Wireless Communications P.L.C.	368,595	348,253
*Cable & Wireless Worldwide P.L.C.	368,595	487,272
*Cairn Energy P.L.C.	181,650	1,108,578
Capita Group P.L.C.	80,869	986,347
Carnival P.L.C.	20,454	886,057

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
#Carnival P.L.C. ADR	9,300	$400,830
*Carphone Warehouse Group P.L.C.	34,866	103,093
Centrica P.L.C.	685,087	3,077,310
Cobham P.L.C.	149,602	606,423
Compass Group P.L.C.	255,079	2,074,511
Diageo P.L.C.	174,347	2,973,523
Diageo P.L.C. Sponsored ADR	40,325	2,747,746
Drax Group P.L.C.	47,916	264,426
*easyJet P.L.C.	20,134	144,696
#*EnQuest P.L.C. (B3KVK5)	34,568	53,213
*EnQuest P.L.C. (B635TG2)	23,401	35,339
Eurasian Natural Resources Corp. P.L.C.	12,172	232,298
Experian P.L.C.	146,479	1,354,179
Firstgroup P.L.C.	57,238	332,621
*Fresnillo P.L.C.	21,015	255,794
G4S P.L.C.	168,490	685,842
GlaxoSmithKline P.L.C.	478,323	8,878,178
GlaxoSmithKline P.L.C. Sponsored ADR	106,493	3,971,124
Hays P.L.C.	199,150	338,465
Home Retail Group P.L.C.	102,100	428,099
HSBC Holdings P.L.C.	1,247,046	12,697,993
#HSBC Holdings P.L.C. Sponsored ADR	211,359	10,756,060
ICAP P.L.C.	68,751	396,656
Imperial Tobacco Group P.L.C.	100,120	2,852,233
Imperial Tobacco Group P.L.C. ADR	19,700	1,122,703
Informa P.L.C.	71,927	434,126
Inmarsat P.L.C.	56,688	659,592
Intercontinental Hotels Group P.L.C.	33,398	588,836
International Power P.L.C.	204,552	1,035,382
Intertek Group P.L.C.	21,556	489,558
Invensys P.L.C.	110,599	569,589
Investec P.L.C.	50,158	396,705
John Wood Group P.L.C.	52,188	293,962
Johnson Matthey P.L.C.	28,088	747,002
*Kazakhmys P.L.C.	30,604	648,370
Kingfisher P.L.C.	318,631	1,214,337
Legal & General Group P.L.C.	765,497	995,407
*Lloyds Banking Group P.L.C.	3,092,078	3,093,617
*Lloyds Banking Group P.L.C. Sponsored ADR	188,840	768,579
Logica P.L.C.	178,255	372,942
London Stock Exchange Group P.L.C.	17,563	182,712
*Lonmin P.L.C.	21,860	631,553
Man Group P.L.C.	232,130	856,964
Marks & Spencer Group P.L.C.	216,529	1,210,834
Mondi P.L.C.	43,919	296,462
National Grid P.L.C.	241,197	2,325,855
National Grid P.L.C. Sponsored ADR	18,688	906,555
Next P.L.C.	26,555	928,026
Northumbrian Water Group P.L.C.	66,232	273,851
*Old Mutual P.L.C.	689,182	1,216,323
Pearson P.L.C.	75,779	1,211,027
Pearson P.L.C. Sponsored ADR	39,300	627,621
Pennon Group P.L.C.	44,616	354,429
Petrofac, Ltd. P.L.C.	23,401	404,725
Prudential P.L.C.	232,191	2,038,506
Prudential P.L.C. ADR	62,200	1,084,146
Reckitt Benckiser Group P.L.C.	81,089	4,212,420
Reed Elsevier P.L.C.	77,411	606,047
Reed Elsevier P.L.C. ADR	18,502	584,663
*Rentokil Initial P.L.C.	227,411	441,055
*Resolution, Ltd. P.L.C.	315,070	350,878

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Rexam P.L.C.	112,648	$555,456
Rio Tinto P.L.C.	156,174	8,363,435
#Rio Tinto P.L.C. Sponsored ADR	34,104	1,734,529
*Rolls-Royce Group P.L.C. (3283648)	256,056	2,256,237
*Rolls-Royce Group P.L.C. (B61JG65)	23,045,040	35,260
*Royal Bank of Scotland Group P.L.C.	2,275,051	1,861,688
Royal Dutch Shell P.L.C. ADR	302,761	18,371,537
Royal Dutch Shell P.L.C. Series B	235,872	7,111,214
RSA Insurance Group P.L.C.	501,055	927,393
SABmiller P.L.C.	127,619	4,000,880
Sage Group P.L.C.	176,688	660,382
Sainsbury (J.) P.L.C.	170,842	880,440
Schroders P.L.C.	18,739	396,173
Schroders P.L.C. Non-Voting	9,996	168,932
Scottish & Southern Energy P.L.C.	123,820	2,053,423
Serco Group P.L.C.	68,993	662,189
Severn Trent P.L.C.	30,639	541,786
Shire P.L.C.	40,423	890,449
Shire P.L.C. ADR	13,024	857,500
Smith & Nephew P.L.C.	91,370	947,291
#Smith & Nephew P.L.C. Sponsored ADR	7,000	363,300
Smiths Group P.L.C.	50,192	863,001
Standard Chartered P.L.C.	265,170	7,073,304
Standard Life P.L.C.	323,961	985,580
#*Subsea 7, Inc. P.L.C.	9,400	183,840
*TalkTalk Telecom Group P.L.C.	69,733	135,503
Tate & Lyle P.L.C.	55,213	384,363
Tesco P.L.C.	1,044,885	6,930,446
Thomas Cook Group P.L.C.	73,727	279,684
Tomkins P.L.C.	73,285	277,246
Tomkins P.L.C. Sponsored ADR	8,700	132,849
TUI Travel P.L.C.	80,406	343,026
Tullow Oil P.L.C.	108,579	1,891,066
Unilever P.L.C.	87,209	2,620,654
#Unilever P.L.C. Sponsored ADR	86,300	2,597,630
United Utilities Group P.L.C.	82,787	677,472
United Utilities Group P.L.C. ADR	5,177	84,644
Vedanta Resources P.L.C.	19,541	746,983
Vodafone Group P.L.C.	3,802,048	8,420,177
Vodafone Group P.L.C. Sponsored ADR	315,300	6,999,660
Whitbread P.L.C.	23,031	538,217
William Morrison Supermarkets P.L.C.	294,132	1,301,308
*Wolseley P.L.C.	32,169	803,420
Wolseley P.L.C. ADR	19,300	48,250
WPP P.L.C.	111,260	1,179,620
#WPP P.L.C. Sponsored ADR	13,460	711,092
*Xstrata P.L.C.	260,963	4,294,611

TOTAL UNITED KINGDOM		284,965,019

TOTAL COMMON STOCKS		1,461,552,725

PREFERRED STOCKS — (0.0%)
ITALY — (0.0%)
*Fiat SpA	3,000	22,261

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Umicore SA Rights	275	6

HONG KONG — (0.0%)
*Henderson Land Development Co., Ltd. Warrants	29,526	—

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (0.0%)
*Renewable Energy Corp. ASA Rights 05/20/10	13,212	$18,321

SPAIN — (0.0%)
#*Banco de Valencia SA Rights 05/06/10	33,616	3,939

TOTAL RIGHTS/WARRANTS		22,266

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $10,210,000 FNMA 1.213%(v), 11/25/39, valued at $8,787,377) to be repurchased at $8,656,137	$8,656	8,656,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (17.3%)
§@DFA Short Term Investment Fund	300,952,934	300,952,934
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $6,674,696) to be repurchased at $6,589,444	$6,589	6,589,345
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $360,364) to be repurchased at $353,304	353	353,298

TOTAL SECURITIES LENDING COLLATERAL		307,895,577

TOTAL INVESTMENTS — (100.0%) (Cost $1,640,853,959)		$1,778,148,829

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (81.2%)
AUSTRALIA — (5.5%)
*Acrux, Ltd.	25,686	$46,339
*Adamus Resources, Ltd.	64,590	25,322
#Adelaide Brighton, Ltd.	591,710	1,591,682
*Aditya Birla Minerals, Ltd.	101,345	98,945
#*AED Oil, Ltd.	237,059	125,584
Aevum, Ltd.	67,539	75,638
AGL Energy, Ltd.	54,760	758,305
#AJ Lucas Group, Ltd.	37,498	89,904
*Alchemia, Ltd.	57,652	28,729
#Alesco Corp., Ltd.	118,959	324,581
*Alkane Resources, Ltd.	190,707	62,074
*Alliance Resources, Ltd.	108,059	41,932
*Allied Gold, Ltd.	224,509	79,917
Alumina, Ltd.	30,275	42,754
Alumina, Ltd. Sponsored ADR	468,068	2,625,861
*Amadeus Energy, Ltd.	234,309	46,463
Amalgamated Holdings, Ltd.	83,094	453,045
Amcom Telecommunications, Ltd.	439,143	135,253
Amcor, Ltd.	778,258	4,709,841
Amcor, Ltd. Sponsored ADR	30,507	737,354
Ammtec, Ltd.	1,559	3,905
#AMP, Ltd.	208,219	1,194,908
*Andean Resources, Ltd.	41,922	122,392
Ansell, Ltd.	101,731	1,200,050
*Antares Energy, Ltd.	151,578	115,969
APA Group, Ltd.	228,532	762,059
#*Apex Minerals NL	1,126,705	20,731
#APN News & Media, Ltd.	275,707	618,727
#*Aquila Resources, Ltd.	43,514	405,868
ARB Corporation, Ltd.	31,381	177,014
#*Aristocrat Leisure, Ltd.	98,200	385,454
*Arrow Energy, Ltd.	253,033	1,193,762
*Asciano Group, Ltd.	2,002,712	3,108,035
ASG Group, Ltd.	65,656	83,315
#ASX, Ltd.	34,505	1,043,190
#*Atlas Iron, Ltd.	32,434	74,196
Ausdrill, Ltd.	206,754	392,358
#Ausenco, Ltd.	71,336	317,594
Austal, Ltd.	93,467	204,232
#*Austar United Communications, Ltd.	375,146	402,258
Austbrokers Holdings, Ltd.	25,728	118,429
Austereo Group, Ltd.	255,827	401,869
Austin Engineering, Ltd.	9,435	29,626
Australia & New Zealand Banking Group, Ltd.	642,628	14,233,746
#*Australian Agricultural Co., Ltd.	187,805	223,619
Australian Infrastructure Fund NL	450,771	818,714
Australian Pharmaceutical Industries, Ltd.	241,512	123,920
*Australian Worldwide Exploration, Ltd.	629,493	1,422,653
Automotive Holdings Group NL	186,178	466,231
*Avexa, Ltd.	345,190	39,413
*AVJennings, Ltd.	143,047	61,687
*Avoca Resources, Ltd.	85,387	172,893
*AWB, Ltd.	1,051,772	994,418
AXA Asia Pacific Holdings, Ltd.	181,906	1,031,848
*Babcock & Brown Infrastructure Group, Ltd.	26	97
#Bank of Queensland, Ltd.	217,175	2,516,234
#*Bannerman Resources, Ltd.	37,886	14,865
Beach Petroleum, Ltd.	1,440,418	1,036,425

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Bendigo Bank, Ltd.	324,007	$2,929,955
Bendigo Mining, Ltd.	255,688	59,931
#BHP Billiton, Ltd. Sponsored ADR	82,600	6,012,454
#Billabong International, Ltd.	123,184	1,293,865
*Bionomics, Ltd.	19,472	5,568
Biota Holdings, Ltd.	63,363	78,444
*Bisalloy Steel Group, Ltd.	42,493	8,957
Blackmores, Ltd.	3,331	72,664
*Blackthorn Resources, Ltd.	1,635	1,223
*BlueScope Steel, Ltd.	1,117,389	2,681,045
*Boart Longyear Group NL	1,387,338	414,118
#*Boom Logistics, Ltd.	234,328	71,900
Boral, Ltd.	471,269	2,547,690
*Bow Energy, Ltd.	121,015	157,543
Bradken, Ltd.	127,128	850,875
Brambles, Ltd.	130,053	864,705
*Bravura Solutions, Ltd.	48,054	5,248
Breville Group, Ltd.	60,870	125,965
Brickworks, Ltd.	84,633	1,011,865
*Brockman Resources, Ltd.	72,484	241,170
BSA, Ltd.	41,919	8,104
BT Investment Management, Ltd.	23,284	54,105
Cabcharge Australia, Ltd.	85,721	473,064
Calliden Group, Ltd.	35,815	8,278
Caltex Australia, Ltd.	163,480	1,744,755
Campbell Brothers, Ltd.	26,468	726,129
*Cape Lambert Iron Ore, Ltd.	308,901	129,544
*Capral, Ltd.	19,104	3,789
Cardno, Ltd.	62,649	253,256
#*Carnarvon Petroleum, Ltd.	244,224	97,256
*Carnegie Wave Energy, Ltd.	68,359	6,586
#Cash Converters International, Ltd.	229,973	123,255
*CBH Resources, Ltd.	569,935	120,105
Cellestis, Ltd.	19,018	51,231
*Centamin Egypt, Ltd.	371,645	752,553
Centennial Coal Co., Ltd.	675,877	2,630,278
#*Ceramic Fuel Cells, Ltd.	22,800	4,343
#*CGA Mining, Ltd.	9,637	19,958
Challenger Financial Services Group, Ltd.	322,775	1,224,881
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	168,011	59,388
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	6,842	158
*Citadel Resource Group, Ltd.	736,345	229,953
*Citigold Corp., Ltd.	806,483	96,392
*Clarius Group, Ltd.	29,108	18,058
#*Clean Seas Tuna, Ltd.	158,151	17,503
#*Clinuvel Pharmaceuticals, Ltd.	134,267	28,506
Clough, Ltd.	202,502	169,014
*CMA Corp., Ltd.	82,218	6,619
#*Coal of Africa, Ltd.	195,148	422,010
Coca-Cola Amatil, Ltd.	57,453	593,121
#Cochlear, Ltd.	11,653	794,166
*Cockatoo Coal, Ltd.	425,028	177,546
Codan, Ltd.	4,156	5,668
Coffey International, Ltd.	73,761	88,303
Commonwealth Bank of Australia NL	254,892	13,637,877
*Compass Resources, Ltd.	18,720	2,598
Computershare, Ltd.	98,154	1,065,921
#ConnectEast Group, Ltd.	1,914,062	753,673
*Conquest Mining, Ltd.	74,842	25,977
Consolidated Media Holdings, Ltd.	121,781	352,473
*Cooper Energy, Ltd.	226,877	109,456

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Corporate Express Australia, Ltd.	34,221	$175,371
#Count Financial, Ltd.	35,349	42,388
Coventry Group, Ltd.	13,156	24,772
#Crane Group, Ltd.	94,014	781,608
#Credit Corp. Group, Ltd.	14,500	34,948
*Crescent Gold, Ltd.	260,052	38,412
#Crown, Ltd.	263,431	1,986,252
CSG, Ltd.	68,115	142,805
CSL, Ltd.	37,159	1,110,363
CSR, Ltd.	1,466,132	2,336,699
#*CudeCo, Ltd.	69,447	287,094
*Cue Energy Resources, Ltd.	136,258	36,663
*Customers, Ltd.	79,921	204,972
Data#3, Ltd.	3,162	24,172
#David Jones, Ltd.	275,701	1,182,109
*Decmil Group, Ltd.	33,314	55,872
*Deep Yellow, Ltd.	694,990	132,045
*Devine, Ltd.	439,390	131,261
#Dominion Mining, Ltd.	24,619	65,329
Domino’s Pizza Enterprises, Ltd.	3,781	18,930
Downer EDI, Ltd.	419,350	2,681,049
DUET Group, Ltd.	443,437	723,543
DWS Advanced Business Solutions, Ltd.	50,739	65,700
#*Eastern Star Gas, Ltd.	230,163	192,742
#*Elders, Ltd.	458,341	502,565
Emeco Holdings, Ltd.	529,031	333,220
*Energy Resources of Australia, Ltd.	6,088	88,024
#*Energy World Corp., Ltd.	492,229	233,085
Envestra, Ltd.	631,975	301,149
Equity Trustees, Ltd.	1,198	18,812
*eServGlobal, Ltd.	105,415	47,346
Euroz, Ltd.	64,770	84,735
*Extract Resources, Ltd.	98,791	661,904
#Fairfax Media, Ltd.	1,843,938	2,910,100
Fantastic Holdings, Ltd.	975	3,373
*Felix Resources, Ltd.	60,352	5,679
*Ferraus, Ltd.	80,857	67,453
FKP Property Group, Ltd.	661,244	516,885
Fleetwood Corp., Ltd.	51,136	445,633
#FlexiGroup, Ltd.	276,345	346,073
#Flight Centre, Ltd.	50,380	917,268
*Flinders Mines, Ltd.	636,654	75,776
#*Focus Minerals, Ltd.	2,319,333	113,540
*Forest Enterprises Australia, Ltd.	405,363	16,879
*Fortescue Metals Group, Ltd.	134,648	560,356
#Foster’s Group, Ltd.	352,948	1,768,693
*Fox Resources, Ltd.	64,224	9,147
*Funtastic, Ltd.	54,775	12,735
*Gascoyne Resources, Ltd.	7,514	765
*Geodynamics, Ltd.	164,951	89,696
#*Gindalbie Metals, Ltd.	356,851	383,496
#*Giralia Resources NL	91,756	174,956
*Golden West Resources, Ltd.	18,268	15,589
Goodman Fielder, Ltd.	1,533,299	2,058,138
Graincorp, Ltd. Series A	120,021	638,538
#*Grange Resources, Ltd.	997,285	555,874
#*Great Southern, Ltd.	123,895	—
GUD Holdings, Ltd.	30,894	257,660
*Gujarat NRE Coking Coal, Ltd.	41,557	26,857
Gunns, Ltd.	736,170	353,406
#GWA International, Ltd.	271,335	793,799

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Harvey Norman Holdings, Ltd.	409,420	$1,278,250
Hastie Group, Ltd.	296,864	469,794
#Healthscope, Ltd.	209,955	843,384
*Heron Resources, Ltd.	152,869	33,037
#*HFA Holdings, Ltd.	535,516	121,527
*Highlands Pacific, Ltd.	193,142	48,451
Hillgrove Resources, Ltd.	239,178	81,789
Hills Industries, Ltd.	250,242	575,992
*Horizon Oil, Ltd.	466,376	151,134
*Icon Energy, Ltd.	19,061	4,806
IDT Australia, Ltd.	16,841	12,266
#iiNet, Ltd.	95,832	243,885
*Iluka Resources, Ltd.	381,783	1,625,725
*Imdex, Ltd.	121,216	87,338
IMF Australia, Ltd.	41,886	55,884
Incitec Pivot, Ltd.	912,026	2,696,453
Independence Group NL	86,954	368,207
#*Indophil Resources NL	211,333	227,428
Industrea, Ltd.	447,141	144,788
Infigen Energy, Ltd.	668,377	601,592
Infomedia, Ltd.	80,383	18,481
#*Innamincka Petroleum, Ltd.	57,505	4,431
Insurance Australia Group, Ltd.	987,332	3,471,793
*Integra Mining, Ltd.	271,968	65,585
Integrated Research, Ltd.	22,833	8,437
#*Intrepid Mines, Ltd.	385,054	136,659
#Invocare, Ltd.	34,293	198,191
#Ioof Holdings, Ltd.	256,228	1,549,683
Iress Market Technology, Ltd.	51,253	401,060
#iSOFT Group, Ltd.	492,150	245,778
*Jabiru Metals, Ltd.	97,308	33,998
*James Hardie Industries SE	110,804	776,856
*James Hardie Industries SE Sponsored ADR	8,092	286,942
#JB Hi-Fi, Ltd.	40,600	722,686
*Kagara, Ltd.	337,369	230,514
#*Karoon Gas Australia, Ltd.	45,547	310,768
#*Kimberley Metals, Ltd.	17,847	3,468
*Kings Minerals NL	58,252	4,972
Kingsgate Consolidated, Ltd.	69,681	546,815
*Lednium, Ltd.	21,998	1,628
#Leighton Holdings, Ltd.	19,677	663,017
Lend Lease Group NL	417,275	3,284,350
Lihir Gold, Ltd.	857,591	3,030,589
#*Linc Energy, Ltd.	126,576	178,397
#*Liquefied Natural Gas, Ltd.	76,974	30,225
Lycopodium, Ltd.	6,626	21,388
*Lynas Corp., Ltd.	1,060,591	520,865
M2 Telecommunications Group, Ltd.	48,903	80,106
MAC Services Group, Ltd.	24,328	57,658
#Macarthur Coal, Ltd.	80,360	1,125,756
MacMahon Holdings, Ltd.	542,619	359,713
#Macquarie Group, Ltd.	143,475	6,542,464
#*Mantra Resources, Ltd.	18,402	77,049
MAP Group, Ltd.	259,480	743,817
*Marion Energy, Ltd.	119,950	4,601
MaxiTRANS Industries, Ltd.	95,588	32,292
McMillan Shakespeare, Ltd.	18,846	61,894
McPherson’s, Ltd.	54,641	159,534
*Medusa Mining, Ltd.	45,183	195,745
#Melbourne IT, Ltd.	45,210	75,466
*MEO Australia, Ltd.	460,721	153,097

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Mermaid Marine Australia, Ltd.	151,285	$388,009
*Mesoblast, Ltd.	19,275	34,289
*Metals X, Ltd.	390,689	49,634
Metcash, Ltd.	371,676	1,396,790
*Metgasco, Ltd.	46,216	20,103
*Minara Resources, Ltd.	290,992	232,705
Mincor Resources NL	164,653	285,069
*Mineral Deposits, Ltd.	128,831	113,069
#Mineral Resources, Ltd.	14,295	109,432
#*Mirabela Nickel, Ltd.	319,735	696,760
Mitchell Communications Group, Ltd.	195,384	167,796
#*Molopo Energy, Ltd.	203,256	243,438
#*Moly Mines, Ltd.	76,594	57,568
Monadelphous Group, Ltd.	23,173	328,570
Mortgage Choice, Ltd.	48,851	52,777
*Mosaic Oil NL	611,708	55,770
*Mount Gibson Iron, Ltd.	514,916	795,375
#*Murchison Metals, Ltd.	906,153	1,887,960
*Nanosonics, Ltd.	11,184	6,084
National Australia Bank, Ltd.	526,770	13,458,388
*Navitas, Ltd.	108,458	519,076
#*Neptune Marine Services, Ltd.	361,784	119,329
#New Hope Corp., Ltd.	431,525	1,960,119
Newcrest Mining, Ltd.	79,258	2,392,458
*Nexbis, Ltd.	265,625	30,343
#*Nexus Energy, Ltd.	322,500	81,369
#NIB Holdings, Ltd.	338,206	394,861
*Nido Petroleum, Ltd.	526,662	74,043
#Nomad Building Solutions, Ltd.	82,521	16,481
*Norfolk Group, Ltd.	43,875	35,075
*Norton Gold Fields, Ltd.	59,079	11,358
*Novogen, Ltd. Sponsored ADR	2,215	4,319
NRW Holdings, Ltd.	153,377	237,567
#Nufarm, Ltd.	132,076	927,236
Oaks Hotels & Resorts, Ltd.	24,027	10,208
Oakton, Ltd.	46,008	137,441
Oil Search, Ltd.	389,477	2,023,376
OneSteel, Ltd.	1,845,980	5,937,072
Orica, Ltd.	112,734	2,733,911
Origin Energy, Ltd.	451,687	6,793,290
*Otto Energy, Ltd.	168,000	14,620
*OZ Minerals, Ltd.	2,446,142	2,574,775
*Pacific Brands, Ltd.	1,386,628	1,514,327
#*Paladin Energy, Ltd.	438,064	1,595,253
Pan Pacific Petroleum NL	245,063	60,483
*PanAust, Ltd.	756,371	351,320
Panoramic Resources, Ltd.	193,526	443,839
*Paperlinx, Ltd.	745,156	512,655
*Patties Foods, Ltd.	5,122	5,336
Peet, Ltd.	93,888	205,208
*Perilya, Ltd.	54,549	27,579
#Perpetual Trustees Australia, Ltd.	14,187	448,846
*Perseus Mining, Ltd.	150,989	266,631
*Petsec Energy, Ltd.	48,701	13,261
#*Pharmaxis, Ltd.	105,064	296,082
Photon Group, Ltd.	158,904	170,723
#Platinum Asset Mangement, Ltd.	42,020	196,285
#*Platinum Australia, Ltd.	193,972	164,492
*PMP, Ltd.	379,844	246,781
*Po Valley Energy, Ltd.	16,224	5,587
*Port Bouvard, Ltd.	77,271	17,875

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Poseidon Nickel, Ltd.	48,747	$12,960
#Premier Investments, Ltd.	59,442	393,045
#Primary Health Care, Ltd.	445,554	1,668,490
Prime Media Group, Ltd.	87,075	62,514
*PrimeAg Australia, Ltd.	8,898	9,331
Probiotec, Ltd.	16,714	25,418
Programmed Maintenance Service, Ltd.	110,368	344,815
*Qantas Airways, Ltd.	581,314	1,505,184
#QBE Insurance Group, Ltd.	145,450	2,818,014
*Ramelius Resources, Ltd.	56,761	24,072
#Ramsay Health Care, Ltd.	61,018	761,871
RCR Tomlinson, Ltd.	82,636	84,112
REA Group, Ltd.	6,400	72,829
Reckon, Ltd.	26,821	50,563
Redflex Holdings, Ltd.	49,622	81,666
Reece Australia, Ltd.	10,785	249,107
*Regional Express Holdings, Ltd.	17,416	19,661
Reject Shop, Ltd. (The)	8,292	128,756
*Resolute Mining, Ltd.	319,258	340,350
*Resource Generation, Ltd.	115,205	65,261
Retail Food Group, Ltd.	45,112	116,075
Reverse Corp., Ltd.	5,700	966
*RHG, Ltd.	358,449	226,257
Ridley Corp., Ltd.	203,701	226,852
Rio Tinto, Ltd.	73,987	4,834,321
#*RiverCity Motorway Group, Ltd.	133,238	11,778
#*Riversdale Mining, Ltd.	205,928	1,728,381
*Roc Oil Co., Ltd.	695,675	278,684
#SAI Global, Ltd.	73,105	288,693
Salmat, Ltd.	57,624	242,056
#*Sandfire Resources NL	42,105	137,009
#Santos, Ltd.	326,131	4,137,599
Sedgman, Ltd.	22,672	35,343
Seek, Ltd.	69,070	530,081
Select Harvests, Ltd.	14,185	58,009
Servcorp, Ltd.	31,948	104,233
*Service Stream, Ltd.	166,488	44,976
*Seven Group Holdings, Ltd.	192,011	1,323,626
Sigma Pharmaceuticals, Ltd.	1,426,257	589,659
*Silex System, Ltd.	36,244	198,098
#*Silver Lake Resources, Ltd.	37,930	42,154
Sims Metal Management, Ltd.	95,846	1,801,711
*Sino Strategic International, Ltd.	9,056	3,321
Sirtex Medical, Ltd.	10,536	55,903
Skilled Group, Ltd.	103,915	130,009
Slater & Gordon, Ltd.	9,519	13,675
SMS Management & Technology, Ltd.	19,013	115,812
Sonic Healthcare, Ltd.	145,967	1,854,758
Southern Cross Media Group NL	251,988	505,493
SP Ausnet, Ltd.	457,060	372,952
SP Telemedia, Ltd.	428,098	876,411
Spark Infrastructure Group, Ltd.	478,725	532,646
Specialty Fashion Group, Ltd.	29,122	36,802
*Sphere Investments, Ltd. (6162272)	78,855	140,697
*Sphere Investments, Ltd. (B1X1CW2)	770	—
Spotless Group, Ltd.	420,369	1,088,780
*St. Barbara, Ltd.	998,787	248,686
*Starpharma Holdings, Ltd.	32,636	18,276
Straits Resources, Ltd.	134,997	154,234
*Strike Resources, Ltd.	69,365	49,284
*Structural Systems, Ltd.	27,729	14,400

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Stuart Petroleum, Ltd.	5,000	$2,413
STW Communications Group, Ltd.	260,862	210,990
Suncorp-Metway, Ltd.	697,339	5,763,018
*Sundance Resources, Ltd.	1,191,078	173,220
*Sunland Group, Ltd.	138,109	96,713
Super Cheap Auto Group, Ltd. (B01C7R0)	55,226	283,883
*Super Cheap Auto Group, Ltd. (B3XZSK8)	8,088	41,835
#*Swick Mining Services, Ltd.	101,218	40,650
Symex Holdings, Ltd.	21,158	8,980
TABCORP Holdings, Ltd.	460,499	2,908,487
*Talent2 International, Ltd.	70,115	96,132
*Tap Oil, Ltd.	150,974	151,710
#Tassal Group, Ltd.	102,729	154,850
Tatts Group, Ltd.	928,940	2,119,762
Technology One, Ltd.	79,299	61,514
Telstra Corp., Ltd.	28,140	82,447
#Telstra Corp., Ltd. ADR	36,500	532,535
*Ten Network Holdings, Ltd.	322,458	537,164
*Terramin Australia, Ltd.	48,195	33,547
TFS Corp., Ltd.	120,003	97,376
*Thakral Holdings Group, Ltd.	359,367	138,549
*Thorn Group, Ltd.	91,966	89,349
#*Timbercorp, Ltd.	163,968	—
Toll Holdings, Ltd.	264,101	1,725,064
Tower Australia Group, Ltd.	317,530	762,104
*Tox Free Solutions, Ltd.	11,865	26,753
Transfield Services, Ltd.	222,570	811,645
#Transfield Services, Ltd. Infrastructure Fund	135,280	122,904
*Transpacific Industries Group, Ltd.	287,098	331,922
#Transurban Group, Ltd.	121,604	572,282
#Troy Resources NL	45,083	100,842
Trust Co., Ltd.	16,059	92,306
UGL, Ltd.	119,075	1,610,078
UXC, Ltd.	253,217	112,717
*View Resources, Ltd.	143,288	17,236
Village Roadshow, Ltd.	52,985	121,592
#*Virgin Blue Holdings, Ltd.	3,195,173	1,725,230
Vision Group Holdings, Ltd.	28,537	14,854
*Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	10,198	37,444
Washington H. Soul Pattinson & Co., Ltd.	188,055	2,476,738
Watpac, Ltd.	115,724	149,446
*Wattyl, Ltd.	50,015	38,581
#WDS, Ltd.	74,726	40,980
#Webjet, Ltd.	37,950	84,014
*Webster, Ltd.	13,767	5,847
Wesfarmers, Ltd.	309,477	8,296,247
#West Australian Newspapers Holdings, Ltd.	39,763	288,203
#Western Areas NL	61,273	268,631
Westpac Banking Corp.	137,228	3,419,256
Westpac Banking Corp. Sponsored ADR	52,460	6,512,384
#*White Energy Co., Ltd.	97,471	307,593
Whitehaven Coal, Ltd.	89,830	439,842
WHK Group, Ltd.	177,276	180,360
Wide Bay Australia, Ltd.	19,652	201,868
Willmott Forests, Ltd.	46,112	14,693
#*Windimurra Vanadium, Ltd.	62,376	9,812
#Woodside Petroleum, Ltd.	26,698	1,107,148
Woolworths, Ltd.	65,845	1,644,830
WorleyParsons, Ltd.	17,017	414,988
Wotif.com Holdings, Ltd.	29,133	174,147

TOTAL AUSTRALIA		291,828,963

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (0.5%)
Agrana Beteiligungs AG	3,115	$309,941
Andritz AG	13,331	816,227
#*A-TEC Industries AG	13,528	181,602
*Austriamicrosystems AG	2,096	82,151
*BWIN Interactive Entertainment AG	13,833	738,115
BWT AG	2,227	67,395
*CAT Oil AG	11,747	126,280
#Constantia Packaging AG	10,441	565,084
#Erste Group Bank AG	108,655	4,824,126
#EVN AG	15,739	262,848
#Flughafen Wien AG	4,989	279,926
*Frauenthal Holding AG	198	2,051
*Intercell AG	18,738	497,032
*Kapsch TrafficCom AG	558	23,030
#Lenzing AG	627	264,853
#Mayr-Melnhof Karton AG	5,046	490,733
Oberbank AG	2,295	132,386
#Oesterreichischen Elektrizitaetswirtschafts AG	4,885	181,730
#Oesterreichischen Post AG	21,857	627,063
OMV AG	55,504	1,983,315
*Palfinger AG	4,422	118,386
#Raiffeisen International Bank Holding AG	43,802	2,132,746
*RHI AG	9,032	301,559
Rosenbauer International AG	1,136	45,872
*S&T System Integration & Technology Distribution AG	653	9,742
#Schoeller-Bleckmann Oilfield Equipment AG	3,421	178,777
Strabag SE	39,798	1,036,208
Telekom Austria AG	65,761	873,565
Telekom Austria AG ADR	4,200	111,930
Uniqa Versicherungen AG	35,238	713,651
Vienna Insurance Group AG	29,097	1,422,212
Voestalpine AG	96,025	3,571,817
*Warimpex Finanz und Beteiligungs AG	7,537	22,130
#*Wienerberger AG	92,548	1,720,470
*Wolford AG	1,281	28,133
#*Zumtobel AG	27,628	595,760

TOTAL AUSTRIA		25,338,846

BELGIUM — (0.9%)
Ackermans & van Haaren NV	27,931	1,928,155
*Agfa-Gevaert NV	171,341	1,270,941
#Anheuser-Busch InBev NV	113,374	5,499,952
*Arseus NV	6,008	71,789
*Banque Nationale de Belgique SA	217	1,152,190
*Barco NV	14,077	759,568
Bekaert SA	13,644	2,439,459
Belgacom SA	19,073	669,829
#Colruyt SA	2,295	565,074
#Compagnie d’Entreprises CFE	6,750	374,787
*Compagnie Immobiliere de Belgique SA	2,181	87,173
#Compagnie Maritime Belge SA	13,740	428,165
*Deceuninck NV	37,246	94,813
Delhaize Group SA	4,167	344,596
#Delhaize Group SA Sponsored ADR	65,538	5,424,580
*Devgen NV	5,605	68,096
#*Dexia SA	273,686	1,478,905
D’Ieteren SA	2,197	1,029,139
Duvel Moorgat SA	360	27,889
Econocom Group SA	4,469	69,314
#Elia System Operator SA NV	9,052	344,364
Euronav SA	19,236	424,830

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
EVS Broadcast Equipment SA	3,878	$213,253
Exmar NV	19,309	135,699
#*Fortis SA	856,636	2,631,316
*Gimv NV	1,826	98,964
Hamon & Compagnie International SA	743	29,075
Image Recognition Integrated Systems (I.R.I.S.) SA	843	45,938
Ion Beam Applications SA	10,770	108,105
Jensen-Group NV	2,121	21,559
*KBC Groep NV	88,717	3,969,364
Kinepolis Group NV	11,035	608,086
Lotus Bakeries NV	24	11,948
#*Melexis NV	4,772	54,896
Mobistar SA	8,610	529,232
#*Nyrstar NV	96,163	1,247,979
#Omega Pharma SA	12,684	617,780
*Option NV	88,995	69,099
*RealDolmen NV	1,244	27,753
Recticel SA	16,622	176,285
Rosier SA	38	13,719
*Roularta Media Group NV	12,286	310,748
SAPEC SA	208	16,322
#Sioen Industries NV	4,626	28,733
Sipef NV	5,390	335,095
Solvay SA	49,042	4,683,292
#*Telenet Group Holding NV	19,890	601,640
Tessenderlo Chemie NV	27,613	884,175
#*ThromboGenics NV	11,643	258,568
*TiGenix NV	12,489	41,989
#UCB SA	91,631	3,549,504
#Umicore SA	65,612	2,399,136
#Van De Velde NV	1,613	71,500
*VPK Packaging Group SA	1,132	40,790

TOTAL BELGIUM		48,385,150

CANADA — (8.8%)
*20-20 Technologies, Inc.	600	2,073
*5N Plus, Inc.	26,357	142,709
Aastra Technologies, Ltd.	13,081	354,261
*Absolute Software Corp.	21,300	93,101
#*Advantage Oil & Gas, Ltd.	154,950	1,101,338
Aecon Group, Inc.	56,400	702,363
*AEterna Zentaris, Inc.	6,800	8,167
#AG Growth International, Inc.	2,470	87,780
AGF Management, Ltd. Class B	127,071	2,175,393
#Agnico Eagle Mines, Ltd.	16,431	1,042,183
Agrium, Inc.	55,700	3,477,549
*Ainsworth Lumber Co., Ltd.	9,730	43,104
Akita Drilling, Ltd.	11,400	104,483
*Alamos Gold, Inc.	55,200	820,012
*AlarmForce Industries, Inc.	2,900	21,098
*Alexco Resource Corp.	25,900	100,204
*Alexis Minerals Corp.	173,000	49,390
Algonquin Power & Utilities Corp.	112,775	491,822
Alimentation Couche-Taro, Inc. Class B	69,300	1,292,809
Alliance Grain Traders, Inc.	4,400	136,487
*Alter Nrg Corp.	7,400	14,934
*Altius Minerals Corp.	33,800	337,068
*Amerigo Resources, Ltd.	141,600	124,064
#*Anatolia Minerals Development, Ltd.	57,100	264,758
*Anderson Energy, Ltd.	103,900	122,741
Andrew Peller, Ltd.	2,000	15,909

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Angiotech Pharmaceuticals, Inc.	39,800	$44,274
*Angle Energy, Inc.	45,200	370,215
#*Antrim Energy, Inc.	110,600	114,324
#*Anvil Mining, Ltd.	166,900	602,996
*Arsenal Energy, Inc.	84,000	83,520
Astral Media, Inc. Class A	49,794	1,730,388
*AtCo, Ltd.	23,300	1,119,125
*Atna Resource, Ltd.	5,200	2,867
*Atrium Innovations, Inc.	33,614	502,986
*ATS Automation Tooling System, Inc.	96,940	668,980
*Augusta Resource Corp.	53,300	135,375
#*Aura Minerals, Inc.	130,400	505,785
*Aurizon Mines, Ltd.	77,400	441,175
#*Avalon Rare Metals, Inc.	15,400	39,114
*AXIA NetMedia Corp.	50,400	94,271
*Azure Dynamics Corp.	109,500	29,105
#*B2Gold Corp.	298,857	450,139
*Baffinland Iron Mines Corp.	333,800	190,593
*Baja Mining Corp.	127,048	106,311
#*Ballard Power Systems, Inc.	162,070	384,513
#Bank of Montreal	202,373	12,569,120
Bank of Nova Scotia	172,301	8,782,975
*Bankers Petroleum, Ltd.	56,033	494,247
Barrick Gold Corp.	132,617	5,783,553
BCE, Inc.	124,816	3,750,132
*Bellatrix Exploration, Ltd.	52,500	201,048
*BioExx Specialty Proteins, Ltd.	33,791	59,212
#*BioMS Medical Corp.	21,900	7,761
*BioteQ Environmental Technologies, Inc.	4,900	3,570
#Biovail Corp.	131,310	2,227,280
*Birch Mountain Resources, Ltd.	1,200	6
#*Birchcliff Energy, Ltd.	97,100	863,175
*Black Diamond Group, Ltd.	9,400	186,279
*BlackPearl Resources, Inc.	241,758	759,212
*BlackWatch Energy Services Corp.	102,654	101,057
BMTC Group, Inc.	1,600	28,037
#*BNK Petroleum, Inc.	10,779	30,136
*Bombardier, Inc.	4,300	22,436
Bombardier, Inc. Class B	136,200	710,632
Bonterra Energy Corp.	6,100	228,195
*Boralex, Inc. Class A	26,894	251,784
*Breakwater Resources, Ltd.	710,200	300,636
*Bridgewater Systems Corp.	2,700	25,224
*Burcon NutraScience Corp.	6,400	55,444
CAE, Inc.	198,315	1,815,642
*Caledonia Mining Corp.	83,000	5,720
#Calfrac Well Services, Ltd.	28,700	610,560
Calian Technologies, Ltd.	1,677	29,518
*Calvalley Petroleum, Inc.	74,400	300,295
Cameco Corp.	34,500	850,443
Canaccord Capital, Inc.	65,400	676,019
Canada Bread Co., Ltd.	7,900	389,634
Canadian Energy Services & Technology Corp.	4,965	77,227
#Canadian Imperial Bank of Commerce	116,574	8,556,564
Canadian National Railway Co.	54,400	3,255,538
Canadian National Resources, Ltd.	102,900	7,924,657
Canadian Pacific Railway, Ltd.	98,515	5,807,322
#Canadian Tire Corp. Class A	81,210	4,470,627
Canadian Utilities, Ltd. Class A	67,500	3,014,841
Canadian Western Bank	59,800	1,412,288
*Canadian Zinc Corp.	74,236	33,252

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Canam Group, Inc.	50,400	$413,798
#*Candente Copper Corp.	9,800	4,341
*Candente Gold Corp.	1,960	1,447
*Canfor Corp.	111,800	1,146,836
*Cangene Corp.	35,800	130,400
#*Capstone Mining Corp.	168,175	483,433
*Cardero Resource Corp.	42,958	54,131
#*Cardiome Pharma Corp.	17,900	151,017
*Carpathian Gold, Inc.	165,900	66,144
Cascades, Inc.	82,865	646,083
*Catalyst Paper Corp.	422,598	116,487
CCL Industries, Inc. Class B	34,100	966,469
*CE Franklin, Ltd.	13,700	94,408
*Celestica, Inc.	228,200	2,250,998
*Celtic Exploration, Ltd.	31,250	656,195
Cenovus Energy, Inc.	208,817	6,140,346
*Centerra Gold, Inc.	66,006	741,414
*Cequence Energy, Ltd.	32,400	81,654
*CGI Group, Inc.	238,000	3,523,843
*Chariot Resouces, Ltd.	231,000	147,815
*Churchill Corp. (The)	10,133	183,647
#CI Financial Corp.	29,000	606,665
*CIC Energy Corp.	53,350	86,658
*Cinch Energy Corp.	42,792	52,658
Clairvest Group, Inc.	1,100	13,482
*Clarke, Inc.	13,900	49,398
#*Claude Resources, Inc.	127,192	166,534
*Coalcorp Mining, Inc.	62,457	9,223
#*Coastal Contacts, Inc.	16,400	23,894
#Cogeco Cable, Inc.	15,300	531,991
*Colossus Minerals, Inc.	33,000	255,995
#*COM DEV International, Ltd.	81,800	237,557
#*Comaplex Minerals Corp.	17,100	176,421
*Compton Petroleum Corp.	182,200	173,985
Computer Modelling Group, Ltd.	1,200	21,855
#*Connacher Oil & Gas, Ltd.	398,750	686,959
*Consolidated Thompson Iron Mines, Ltd.	149,600	1,272,439
Constellation Software, Inc.	1,200	53,160
*Contrans Group, Inc.	15,459	152,185
*Coolbrands International, Inc.	42,724	54,257
*Copper Mountain Mining Corp.	11,100	31,143
Corby Distilleries, Ltd.	10,250	158,926
*Corridor Resources, Inc.	89,500	518,956
Corus Entertainment, Inc. Class B	117,100	2,357,447
*Cott Corp.	98,400	823,390
#Crescent Point Energy Corp.	51,800	2,198,364
*Crew Energy, Inc.	73,108	1,313,468
*Crocotta Energy, Inc.	19,099	34,031
*Crowflight Minerals, Inc.	54,500	11,267
*Crystallex International Corp.	276,283	111,514
*CVTech Group, Inc.	9,700	11,936
*Cyberplex Inc.	36,700	18,787
Dalsa Corp.	11,700	122,321
*Delphi Energy Corp.	67,600	188,998
#*Denison Mines Corp.	220,620	351,845
*Descartes Systems Group, Inc. (The)	51,500	316,868
#*Detour Gold Corp.	31,793	662,902
*DHX Media, Ltd.	17,231	18,999
*DiagnoCure, Inc.	20,200	27,045
Dorel Industries, Inc. Class B	33,900	1,200,416
#*DragonWave, Inc.	29,800	253,761

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Duluth Metals, Ltd.	18,800	$38,866
*Dundee Precious Metals, Inc.	95,198	379,555
DundeeWealth, Inc.	45,600	665,281
#*Dynasty Metals & Mining, Inc.	18,100	72,165
*Eastern Platinum, Ltd.	889,200	1,260,532
*Eastmain Resources, Inc.	27,600	37,496
easyhome, Ltd.	500	4,765
#*ECU Silver Mining, Inc.	58,100	41,181
*EGI Financial Holdings, Inc.	900	9,259
E-L Financial Corp., Ltd.	88	41,587
*Eldorado Gold Corp.	226,848	3,483,785
*Electrovaya, Inc.	13,700	54,622
*Ember Resources, Inc.	59	40
#Emera, Inc.	16,017	373,068
Empire Co., Ltd. Class A	31,736	1,655,221
Enbridge, Inc.	70,596	3,428,333
EnCana Corp.	208,817	6,907,119
*Endeavour Silver Corp.	42,825	167,371
Enghouse Systems, Ltd.	11,429	97,998
Ensign Energy Services, Inc.	135,400	1,830,126
#*Entree Gold, Inc.	34,600	93,670
*Epsilon Energy, Ltd.	36,242	100,256
*Equinox Minerals, Ltd.	302,377	1,196,648
Equitable Group, Inc.	13,470	322,230
*Etruscan Resources, Inc.	89,527	40,101
#*Euro Goldfields, Ltd.	148,900	1,089,119
Evertz Technologies, Ltd.	11,200	154,361
#*Excellon Resources, Inc.	77,000	80,350
Exco Technologies, Ltd.	7,600	21,697
*EXFO, Inc.	23,576	143,898
#*Fairborne Energy, Ltd.	70,476	307,353
Fairfax Financial Holdings, Ltd.	13,490	5,112,867
*Far West Mining, Ltd.	10,800	54,755
#*Farallon Mining, Ltd.	210,000	124,040
#Finning International, Inc.	132,200	2,580,750
*First Majestic Silver Corp.	86,039	320,169
#First Quantum Minerals, Ltd.	43,713	3,353,998
#*First Uranium Corp.	201,100	275,181
*FirstService Corp.	9,700	230,898
*Flint Energy Services, Ltd.	37,800	499,014
#*FNX Mining Co., Inc.	41,966	551,945
*Formation Capital Corp.	7,700	9,778
*Forsys Metals Corp.	28,780	105,680
#Fortis, Inc.	61,957	1,710,862
*Fortress Paper, Ltd.	2,846	56,315
*Fortuna Silver Mines, Inc.	63,160	141,765
#*Fortune Minerals, Ltd.	15,400	12,128
Forzani Group, Ltd. Class A	37,500	613,925
Franco-Nevada Corp.	60,600	1,746,769
*Fraser Papers, Inc.	6,400	410
*Fronteer Development Group, Inc.	140,775	866,158
#*Galleon Energy, Inc. Class A	69,020	479,022
*Gammon Gold, Inc.	179,400	1,335,168
*Garda World Security Corp.	7,000	64,501
*GBS Gold International, Inc.	42,400	—
Gennum Corp.	32,970	261,280
#George Weston, Ltd.	30,900	2,217,877
*Gerdau Ameristeel Corp.	136,400	1,027,230
#*Gildan Activewear, Inc.	54,600	1,584,572
*Glacier Media, Inc.	22,700	54,080
Glentel, Inc.	3,800	59,892

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*GLG Life Tech Corp.	5,071	$35,893
*Globestar Mining Corp.	35,100	42,156
Gluskin Shef & Associates, Inc.	4,000	86,710
#*GLV, Inc.	12,023	115,401
#*GMP Capital, Inc.	32,000	385,903
Goldcorp, Inc.	190,221	8,222,686
*Golden Star Resources, Ltd.	261,200	1,185,403
*Grande Cache Coal Corp.	62,000	407,718
#*Great Basin Gold, Ltd.	436,400	829,151
*Great Canadian Gaming Corp.	76,200	562,611
#Great-West Lifeco, Inc.	55,900	1,517,191
*Greystar Resources, Ltd.	21,400	84,058
Groupe Aeroplan, Inc.	185,941	2,031,842
*Guyana Goldfields, Inc.	21,800	151,085
*Hanfeng Evergreen, Inc.	32,000	228,706
*Hanwei Energy Services Corp.	17,862	8,616
*Harry Winston Diamond Corp.	80,100	880,800
*Helix BioPharma Corp.	900	2,082
*Hemisphere GPS, Inc.	46,880	39,228
*Heroux-Devtek, Inc.	27,600	162,209
Home Capital Group, Inc.	26,200	1,225,143
*Horizon North Logistics, Inc.	4,850	9,310
*HudBay Minerals, Inc.	169,409	2,154,720
Husky Energy, Inc.	28,140	795,333
#*Hydrogenics Corp.	700	3,349
IAMGOLD Corp.	357,182	6,392,566
IESI-BFC, Ltd.	80,162	1,573,568
IGM Financial, Inc.	28,900	1,199,757
*Imax Corp.	26,020	493,350
*Imperial Metals Corp.	28,700	557,161
Imperial Oil, Ltd.	15,803	663,514
*Imris, Inc.	6,500	40,953
#*Indigo Books & Music, Inc.	5,523	94,062
Industrial Alliance Insurance & Financial Services, Inc.	98,400	3,394,306
Inmet Mining Corp.	51,894	2,693,808
*Innergex Renewable Energy, Inc.	100	906
*Insignia Energy, Ltd.	4,148	8,371
Intact Financial Corp.	96,200	4,166,962
*Inter-Citic Minerals, Inc.	38,763	55,714
*Intermap Technologies, Ltd.	19,600	27,013
*International Forest Products, Ltd. Series A	37,261	202,115
*International Tower Hill Mines, Ltd.	11,800	82,709
*Intertape Polymer Group, Inc.	52,504	166,950
#*Iteration Energy, Ltd.	176,358	293,409
#*Ivanhoe Energy, Inc.	102,500	321,889
*Ivanhoe Mines, Ltd.	87,700	1,396,051
*Ivernia, Inc.	156,000	70,644
#*Jaguar Mining, Inc.	81,800	911,573
Jean Coutu Group (PJC), Inc. Class A (The)	95,600	851,723
*Jinshan Gold Mines, Inc.	69,400	381,912
*KAB Distribution, Inc.	27,975	14
*Katanga Mining, Ltd.	525,231	620,474
#*Keegan Resources, Inc.	8,600	56,300
*Kimber Resources, Inc.	15,200	16,610
Kingsway Financial Services, Inc.	67,900	148,393
#Kinross Gold Corp.	156,129	2,981,790
*Kirkland Lake Gold, Inc.	19,100	146,663
*La Mancha Resources, Inc.	83,900	164,364
#*Labopharm, Inc.	45,800	69,435
*Labrador Iron Mines Holdings, Ltd.	36,332	214,601
#*Lake Shore Gold Corp.	243,386	773,909

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Laramide Resources, Ltd.	110,721	$134,069
Laurentian Bank of Canada	31,440	1,365,557
Le Chateau, Inc.	9,300	133,119
*Legacy Oil + Gas, Inc.	60,596	780,267
Leon’s Furniture, Ltd.	35,479	431,350
Linamar Corp.	60,200	1,207,793
#*Linear Gold Corp.	28,100	48,963
Loblaw Cos., Ltd.	66,000	2,426,108
*Logibec Group Informatique, Ltd.	900	18,385
*Lundin Mining Corp.	436,289	2,057,319
*MacDonald Dettweiler & Associates, Ltd.	24,500	976,093
#*MAG Silver Corp.	8,500	64,850
*MagIndustries Corp.	352,000	145,540
*Magna International, Inc. Class A	110,487	7,265,733
*Mahalo Energy, Ltd.	683	3
Major Drilling Group International, Inc.	26,300	682,485
#Manitoba Telecom Services, Inc.	14,600	467,120
Manulife Financial Corp.	479,773	8,652,728
Maple Leaf Foods, Inc.	90,200	856,003
*March Networks Corp.	5,000	18,852
Marsulex, Inc.	1,200	14,649
*Martinrea International, Inc.	91,400	826,901
#Matrikon, Inc.	13,511	49,612
*Maxim Power Corp.	24,537	79,954
MDC Partners, Inc. Class A	11,300	146,284
*MDS, Inc.	24,200	12,865
#*MDS, Inc.	145,226	1,298,141
Mediagrif Interactive Technologies, Inc.	1,100	8,013
*Mega Uranium, Ltd.	222,600	122,717
#*Mercator Minerals, Ltd.	94,860	211,983
Methanex Corp.	106,400	2,475,125
#Metro, Inc. Class A	86,600	3,827,860
*MGM Energy Corp.	248	46
*Midnight Oil Exploration, Ltd.	12,121	13,364
*Midway Energy, Ltd.	25,410	93,555
#*Migao Corp.	39,000	264,914
#*Minco Silver Corp.	19,480	40,847
#*Minera Andes, Inc.	195,000	201,565
*Miranda Technologies, Inc.	17,400	88,387
MKS, Inc.	100	1,181
*Monterey Exploration, Ltd.	13,800	54,206
Mosaid Technologies, Inc.	8,200	173,154
Mullen Group, Ltd.	70,602	1,062,714
#National Bank of Canada	95,243	5,822,593
*Nautilus Minerals, Inc.	30,579	55,992
*Neo Material Technologies, Inc.	77,100	306,639
#*Nevada Copper Corp.	17,400	48,133
#*New Gold, Inc.	370,700	2,171,358
Newalta Corp.	63,395	627,210
Nexen, Inc.	166,522	4,049,117
*NGEx Resources, Inc.	21,259	13,185
Niko Resources, Ltd.	13,900	1,523,691
*Norbord, Inc.	18,130	354,997
*Norsemont Mining, Inc.	6,653	15,850
*North American Energy Partners, Inc.	15,676	174,692
#*North American Palladium, Ltd.	49,800	232,380
*Northern Dynasty Minerals, Ltd.	27,280	258,620
*Northgate Minerals Corp.	379,400	1,232,546
*Northland Resources, Inc.	32,848	98,628
*Northstar Aerospace, Inc.	3,323	6,706
*Novagold Resources, Inc.	59,600	527,470

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Noveko International, Inc.	25,784	$26,652
Nuvista Energy, Ltd.	79,713	958,157
*Nuvo Research, Inc.	99,000	25,827
*Olympus Pacific Minerals, Inc.	13,600	4,887
#*Oncolytics Biotech, Inc.	15,300	43,379
Onex Corp.	80,068	2,319,749
*Open Range Energy Corp.	25,949	45,726
*Open Text Corp.	50,300	2,130,743
#*OPTI Canada, Inc.	262,171	591,033
#*Orleans Energy, Ltd.	37,000	107,452
*Oromin Explorations, Ltd.	5,500	4,332
*Orvana Minerals Corp.	97,524	124,809
#*Osisko Mining Corp.	64,400	681,532
Pacific Northern Gas, Ltd.	1,525	35,280
*Pacific Rubiales Energy Corp.	172,974	3,899,493
*Paladin Labs, Inc.	8,563	212,010
Pan Amer Silver Corp.	66,000	1,752,333
*Paramount Resources, Ltd. Class A	36,600	632,339
*Parex Resources, Inc.	5,200	26,363
*Parkbridge Lifestyles Communities, Inc.	17,076	92,289
#Pason Systems, Inc.	31,719	380,953
*Patheon, Inc.	14,127	36,437
*Peregrine Diamonds, Ltd.	32,200	76,712
*Petaquilla Minerals, Ltd.	73,400	36,852
#PetroBakken Energy, Ltd.	73,970	2,009,089
#*Petrobank Energy & Resources, Ltd.	23,149	1,167,477
*Petrolifera Petroleum, Ltd.	112,900	98,918
#*Petrominerales, Ltd.	6,400	204,765
*Phoscan Chemical Corp.	114,500	45,088
*Platinum Group Metals, Ltd.	18,300	50,263
*Plutonic Power Corp.	12,600	40,189
*Points International, Ltd.	64,200	36,025
*Polaris Miner Corp.	7,200	15,310
#*PolyMet Mining Corp.	37,470	80,783
Potash Corp. of Saskatchewan, Inc.	12,800	1,414,200
#*Potash One, Inc.	18,700	50,257
#Premium Brands Holdings Corp.	15,700	211,744
Progress Energy Resources Corp.	163,200	1,955,251
*ProMetic Life Sciences, Inc.	41,000	5,853
*ProspEx Resources, Ltd.	26,607	35,885
*Pulse Seismic, Inc.	59,500	86,690
*Pure Energy Services, Ltd.	9,000	24,631
*QLT, Inc.	89,400	565,021
#*Quadra Mining, Ltd.	130,000	1,973,420
Quebecor, Inc. Class B	49,100	1,746,873
*Queenston Mining, Inc.	17,600	80,567
*Quest Capital Corp.	131,636	176,240
*Questerre Energy Corp.	77,825	262,022
#*Red Back Mining, Inc.	69,000	1,812,286
*Reitmans Canada, Ltd.	1,346	22,288
Reitmans Canada, Ltd. Class A	47,400	878,193
Rentcash, Inc.	7,253	128,523
*Research In Motion, Ltd.	23,400	1,667,809
*Resin Systems, Inc.	34,800	7,366
#*Resverlogix Corp.	15,900	91,725
Richelieu Hardware, Ltd.	11,700	282,076
*Richmont Mines, Inc.	14,300	65,883
#Ritchie Brothers Auctioneers, Inc.	18,600	437,809
*Rock Energy, Inc.	23,500	119,143
Rocky Mountain Dealerships, Inc.	6,600	56,852
#Rogers Communications, Inc. Class B	37,700	1,343,884

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*RONA, Inc.	133,507	$2,280,317
#Royal Bank of Canada	162,793	9,870,467
*Rubicon Minerals Corp.	56,800	228,139
*RuggedCom, Inc.	2,000	40,756
#Russel Metals, Inc.	95,020	1,994,316
*Sabina Gold & Silver Corp.	98,878	130,436
*Samuel Manu-Tech, Inc.	5,100	27,890
#*Sandvine Corp.	834,400	1,839,984
#Saputo, Inc.	29,700	836,500
Savanna Energy Services Corp.	64,200	412,705
Sceptre Invesment Counsel, Ltd.	900	5,094
#*Scorpio Mining Corp.	32,467	26,848
#*Seabridge Gold, Inc.	15,600	509,250
*Sears Canada, Inc.	29,460	806,249
*SEMAFO, Inc.	133,000	848,435
#Shaw Communictions, Inc. Class B	28,100	528,085
ShawCor, Ltd.	35,700	1,019,197
Sherritt International Corp.	295,200	2,295,806
Shoppers Drug Mart Corp.	22,000	760,406
*Shore Gold, Inc.	249,227	211,001
*Sierra Wireless, Inc.	33,000	267,366
#*Silver Standard Resources, Inc.	42,200	867,015
*Silver Wheaton Corp.	161,400	3,171,435
SilverCorp Metals, Inc.	80,000	656,035
*Sino-Forest Corp.	130,400	2,318,393
SNC-Lavalin Group, Inc.	15,900	789,522
*Softchoice Corp.	13,855	136,259
*SouthGobi Energy Resources, Ltd.	10,400	142,311
#*Sprott Resource Corp.	103,040	452,410
*St. Andrew Goldfields, Ltd.	53,000	53,741
*Stantec, Inc.	44,500	1,132,433
*Starfield Resources, Inc.	45,300	3,568
Stella-Jones, Inc.	2,800	81,026
*Storm Cat Energy Corp.	500	20
*Storm Exploration, Inc.	37,700	439,425
*Stornoway Diamond Corp.	291,920	172,428
*Strateco Resources, Inc.	69,000	48,228
Student Transportation, Inc.	42,864	223,646
Sun Life Financial, Inc.	257,700	7,577,770
Suncor Energy, Inc.	402,417	13,766,480
*SunOpta, Inc.	69,500	314,727
*Sun-Rype Products, Ltd.	100	960
#Superior Plus Corp.	72,633	985,315
*SXC Health Solutions Corp.	9,600	667,501
*Tahera Diamond Corp.	15,580	—
Talisman Energy, Inc.	499,600	8,503,725
#*Tanzanian Royalty Exploration Corp.	17,300	79,364
*Taseko Mines, Ltd.	89,600	508,951
*Teck Resources, Ltd. Class B	337,587	13,266,857
Telus Corp. (2381093)	16,961	627,480
Telus Corp. (2381134)	84,954	3,016,628
*Terra Energy Corp.	43,090	69,568
*Theratechnologies, Inc.	35,600	176,633
#*Thompson Creek Metals Co., Inc.	127,000	1,626,570
#Thomson Reuters Corp.	166,778	6,009,131
Tim Hortons, Inc.	31,600	1,044,623
#*Timminco, Ltd.	93,700	74,716
#TMX Group, Inc.	17,400	497,436
Toromont Industries, Ltd.	33,000	922,298
#Toronto Dominion Bank	235,160	17,478,421
#Torstar Corp. Class B	72,800	800,528

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Total Energy Services, Inc.	20,600	$186,572
#TransAlta Corp.	175,238	3,605,507
*Transat A.T., Inc. Class B	2,900	35,401
#TransCanada Corp.	121,864	4,299,671
Transcontinental, Inc. Class A	85,016	1,059,561
TransForce, Inc.	65,893	705,116
*Transglobe Energy Corp.	51,700	386,808
*Transition Therapeutics, Inc.	5,111	19,673
#*Tranzeo Wireless Technologies, Inc.	18,270	22,662
Trican Well Service, Ltd.	57,600	731,483
#*Trilogy Energy Corp.	14,500	133,752
Trinidad Drilling, Ltd.	112,900	671,309
TVA Group, Inc. Class B	4,447	63,479
*Twin Butte Energy, Ltd.	72,700	108,070
*U308 Corp.	27,825	11,779
#*UEX Corp.	142,100	107,715
Uni-Select, Inc.	18,082	493,615
#*Uranium One, Inc.	571,780	1,446,618
*Ur-Energy, Inc.	83,500	77,269
#*UTS Energy Corp.	461,900	1,200,449
*Vecima Network, Inc.	2,200	15,117
*Vector Aerospace Corp.	16,089	99,309
*Ventana Gold Corp.	40,200	391,790
*Vero Energy, Inc.	33,200	222,248
*Virginia Mines, Inc.	10,838	78,954
*Viterra, Inc.	397,258	3,363,279
*Vitran Corp., Inc.	2,400	36,314
*WaterFurnace Renewable Energy, Inc.	1,487	43,184
*Webtech Wireless, Inc.	15,500	8,392
*Wescast Industries, Inc.	247	1,641
*Wesdome Gold Mines, Ltd.	74,000	174,838
*West 49, Inc.	2,133	1,155
#*West Energy, Ltd.	71,000	369,748
West Fraser Timber Co., Ltd.	32,100	1,390,431
#*Westaim Corp.	84,100	51,331
#*Western Coal Corp.	124,410	717,703
Western Financial Group, Inc.	38,365	115,571
*Westjet Airlines, Ltd.	6,100	81,069
#*Westport Innovations, Inc.	18,628	355,762
Wi-Lan, Inc.	98,100	289,722
Winpak, Ltd.	26,460	249,544
*Wireless Matrix Corp.	29,700	21,051
*Xceed Mortgage Corp.	7,500	12,626
*Xtreme Coil Drilling Corp.	14,400	53,869
Yamana Gold, Inc.	386,016	4,214,331
#*YM Biosciences, Inc.	15,400	21,679
#*Yukon-Nevada Gold Corp.	107,732	24,923
*Zarlink Semiconductor, Inc.	63,900	100,650
ZCL Composite, Inc.	10,000	42,331

TOTAL CANADA		464,095,498

DENMARK — (0.8%)
#A.P. Moller — Maersk A.S.	443	3,719,523
*Aarhus Lokalbank A.S.	809	7,917
*Affitech A.S.	10,000	1,340
#*Aktieselskabet Roskilde Bank A.S.	4,500	282
*Aktieselskabet Skjern Bank A.S.	210	5,377
#Alk-Abello A.S.	4,901	374,834
*Alm. Brand A.S.	8,430	121,596
*Amagerbanken A.S.	23,502	154,580
Ambu A.S.	2,123	54,351

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
#Auriga Industries A.S. Series B	18,177	$321,530
#*Bang & Olufsen Holdings A.S.	35,601	408,049
#*Bavarian Nordic A.S.	10,791	504,370
*BoConcept Holding A.S.	450	17,318
*Brodrene Hartmann A.S. Series B	2,300	42,543
*Capinordic A.S.	24,798	6,456
Carlsberg A.S. Series B	51,979	4,200,940
Coloplast A.S.	3,250	360,154
#D/S Norden A.S.	23,041	1,057,270
*Dalhoff, Larson & Horneman A.S. Series B	9,916	44,716
Danisco A.S.	43,973	3,175,436
*Danske Bank A.S.	155,078	4,048,738
*DFDS A.S.	1,741	130,394
*DiBa Bank A.S.	10,296	133,387
*Djursland Bank A.S.	1,040	26,866
#DSV A.S.	103,658	1,852,838
#East Asiatic Co., Ltd. A.S.	16,468	452,651
*Fionia Holding A.S.	53,180	—
#FLSmidth & Co. A.S.	38,071	2,868,594
Fluegger A.S. Series B	350	29,513
#*Genmab A.S.	37,830	414,241
*GN Store Nord A.S.	166,763	1,345,127
#*Greentech Energy Systems A.S.	36,127	113,410
*Gronlandsbanken A.S.	290	22,186
*H&H International A.S. Series B	5,798	74,066
#H. Lundbeck A.S.	39,104	644,342
Harboes Bryggeri A.S.	2,462	49,703
*IC Companys A.S.	4,735	221,949
*Jeudan A.S.	1,880	154,683
*Jyske Bank A.S.	58,618	2,367,574
*Lastas A.S. Series B	31	234
*Maconomy Corp. A.S.	10,500	22,408
#*NeuroSearch A.S.	10,328	224,154
#NKT Holding A.S.	20,407	1,190,153
*Nordjyske Bank A.S.	3,195	64,816
*Norresundby Bank A.S.	880	27,611
Novo-Nordisk A.S. Series B	2,000	164,556
Novo-Nordisk A.S. Sponsored ADR	22,700	1,863,670
#Novozymes A.S. Series B	4,419	531,304
*Ostjydsk Bank A.S.	285	21,158
#*Parken Sport & Entertainment A.S.	2,896	43,487
Per Aarsleff A.S. Series B	1,808	168,265
*Ringkjoebing Landbobank A.S.	2,762	309,153
Rockwool International A.S.	5,950	565,744
#*Royal Unibrew A.S.	8,811	329,401
Satair A.S.	1,776	85,383
Schouw & Co. A.S.	16,183	387,824
SimCorp A.S.	1,323	253,790
*Sjaelso Gruppen A.S.	16,070	31,452
Solar Holdings A.S. Series B	3,938	267,750
Sondagsavisen A.S.	3,000	21,573
*Spar Nord Bank A.S.	35,210	404,083
*Sparbank A.S.	1,926	37,184
*Sparekassen Faaborg A.S.	271	41,703
#*Sydbank A.S.	68,158	1,997,604
Thrane & Thrane A.S.	4,354	145,676
Tivoli A.S.	90	56,639
*TK Development A.S.	33,181	161,872
#*Topdanmark A.S.	7,870	971,738
#*TopoTarget A.S.	131,221	113,080
Torm A.S.	17,646	190,701

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
Torm A.S. ADR	23,082	$249,516
#Trygvesta A.S.	12,050	743,874
*Vestas Wind Systems A.S.	33,103	2,019,865
*Vestjysk Bank A.S.	23,022	385,384
*William Demant Holding A.S.	3,287	224,196

TOTAL DENMARK		43,845,845

FINLAND — (1.3%)
#*Ahlstrom Oyj	19,805	309,817
#*Aldata Solutions Oyj	22,500	21,187
#Alma Media Oyj	12,730	123,731
#Amer Sports Oyj Series A	135,290	1,593,539
Aspo Oyj	7,309	65,833
#Atria P.L.C.	18,777	302,941
#*Bank of Aland P.L.C.	1,000	32,412
#BasWare Oyj	4,070	103,693
*Biotie Therapies Corp. Oyj	16,215	11,423
Cargotec Oyj Series B	32,234	1,033,452
*Componenta Oyj	4,400	33,298
Comptel P.L.C.	51,194	57,519
#Cramo Oyj	18,620	371,995
Digia P.L.C.	10,944	82,278
*Efore Oyj	7,109	8,286
*Elcoteq SE	14,272	39,275
*Elektrobit Corp. Oyj	432,696	679,589
Elisa Oyj	76,185	1,458,231
Etteplan Oyj	7,802	33,555
#*Finnair Oyj	67,697	385,004
*Finnlines Oyj	17,325	181,254
Fiskars Oyj Abp Series A	25,877	405,059
Fortum Oyj	158,952	4,107,201
#F-Secure Oyj	37,060	114,524
*Glaston Oyj Abp	9,400	20,046
#HKScan Oyj	20,812	246,557
Huhtamaki Oyj	92,888	1,080,477
#Ilkka-Yhtyma Oyj	33,264	303,291
KCI Konecranes Oyj	27,722	890,007
Kemira Oyj	87,320	1,071,381
#Kesko Oyj	57,362	2,223,685
Kone Oyj Series B	35,243	1,550,750
Laennen Tehtaat Oyj	1,800	42,344
#*Lassila & Tikanoja Oyj	15,665	314,808
*Lemminkainen Oyj	34,746	1,279,964
#Metso Corp. Oyj	82,406	3,178,838
Metso Corp. Oyj Sponsored ADR	10,246	399,082
*M-Real Oyj Series B	222,705	773,826
#Neste Oil Oyj	104,620	1,693,623
#Nokia Oyj	16,825	205,695
Nokia Oyj Sponsored ADR	159,500	1,939,520
#Nokian Renkaat Oyj	53,099	1,248,158
Okmetic Oyj	11,049	53,932
Olvi Oyj Series A	3,350	120,073
Oriola-KD Oyj Series A	1,000	5,013
#Oriola-KD Oyj Series B	70,021	340,073
Orion Oyj Series A	13,037	245,498
#Orion Oyj Series B	35,639	675,158
Outokumpu Oyj	95,356	2,005,413
#Outotec Oyj	21,986	821,665
*PKC Group Oyj	17,329	255,275
#Pohjola Bank P.L.C.	153,856	1,680,407
Ponsse Oyj	56,952	683,707

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#Poyry Oyj	12,833	$179,383
Raisio P.L.C.	154,444	564,837
#Ramirent Oyj	89,332	1,023,660
Rapala VMC Oyj	14,912	108,933
#Rautaruukki Oyj Series K	65,187	1,366,907
#Ruukki Group Oyj	187,282	451,032
#Sampo Oyj	214,528	5,273,089
Sanoma Oyj	58,265	1,127,696
*Scanfil Oyj	17,754	66,176
Stockmann Oyj Abp Series A	8,998	354,532
#Stockmann Oyj Abp Series B	16,880	629,754
Stora Enso Oyj Series R	509,615	4,254,736
Stora Enso Oyj Sponsored ADR	109,100	898,984
Tecnomen Lifetree Oyj	215,467	257,395
Teleste Oyj	6,970	46,079
Tieto Oyj	55,551	1,149,882
#*Tikkurila Oyj	18,350	387,249
Turkistuottajat Oyj	1,600	18,111
UPM-Kymmene Oyj	533,286	7,653,121
UPM-Kymmene Oyj Sponsored ADR	78,154	1,118,384
#Uponor Oyj Series A	42,609	779,451
#Vacon Oyj	2,122	92,426
Vaisala Oyj Series A	4,589	135,489
#Wartsila Corp. Oyj Series B	57,564	2,931,084
Yit Oyj	65,662	1,386,880

TOTAL FINLAND		69,158,632

FRANCE — (6.5%)
Accor SA	19,546	1,116,824
#Aeroports de Paris SA	10,794	888,323
#*Air France-KLM SA	118,390	1,862,619
Air Liquide SA	21,045	2,455,111
#*Alcatel-Lucent SA	111,418	355,157
*Alcatel-Lucent SA Sponsored ADR	1,724,076	5,465,321
Alstom SA	18,207	1,068,327
*ALTEN SA	25,360	739,980
#*Altran Technologies SA	162,444	780,137
#April Group SA	5,587	173,766
#*Archos SA	676	3,689
Arkema SA	42,902	1,789,743
Assystem SA	12,164	187,661
#*Atari SA	26,866	149,721
#*Atos Origin SA	52,648	2,667,795
Aubay SA	3,818	25,548
Audika SA	1,627	56,912
*Aurea SA	309	3,322
#*Avanquest Software SA	4,596	22,036
*Avenir Telecom SA	22,182	27,021
#AXA SA	3,850	76,509
#AXA SA Sponsored ADR	468,270	8,972,053
*Beneteau SA	18,392	318,365
*BioAlliance Pharma SA	1,230	9,905
bioMerieux SA	3,881	420,633
BNP Paribas SA	290,778	19,972,448
Boiron SA	4,444	180,326
#Bonduelle SA	4,070	439,224
*Bongrain SA	8,279	649,019
#Bourbon SA	55,420	2,400,705
#*Boursorama SA	17,958	214,179
#Bouygues SA	81,842	4,055,259
*Bull SA	34,423	161,135

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Bureau Veritas SA	9,495	$534,643
Canal Plus SA	21,996	170,936
Capgemini SA	118,996	5,993,724
#Carbone Lorraine SA	18,645	680,337
#Carrefour SA	52,357	2,566,217
#Casino Guichard Perrachon SA	32,576	2,875,591
*Cegedim SA	1,897	153,728
CEGID Group SA	13,968	380,258
Christian Dior SA	19,425	2,067,919
#*Cie Generale de Geophysique-Veritas SA Sponsored ADR	121,554	3,653,913
#Cie Generale D’Optique Essilor Intenational SA	20,406	1,243,948
#Ciments Francais SA	7,304	737,780
*Club Mediterranee SA	19,182	321,322
CNP Assurances SA	17,922	1,508,619
Compagnie de Saint-Gobain SA	210,251	10,379,145
#*Compagnie Generale de Geophysique-Veritas SA	29,777	896,475
Compagnie Generale des Establissements Michelin SA Series B	82,860	6,002,753
Credit Agricole SA	276,618	3,954,268
*CS Communication & Systemes SA	2,624	25,783
#Danone SA	35,626	2,099,098
Dassault Systemes SA	7,772	504,985
#Dassault Systemes SA ADR	5,637	369,224
#Delachaux SA	5,583	356,082
*Derichebourg SA	81,666	361,995
EDF Energies Nouvelles SA	10,871	490,639
#Eiffage SA	30,289	1,563,602
Electricite de France SA	13,190	706,903
Electricite de Strasbourg SA	606	99,673
Entrepose Contracting SA	306	28,969
Eramet SA	2,073	748,092
Esso S.A.F.	3,968	529,744
#Establissements Maurel et Prom SA	163,084	2,521,631
#*Etam Developpement SA	26,635	1,098,491
Euler Hermes SA	22,049	1,823,758
*Euro Disney SCA	13,110	82,144
*Eurofins Scientific SA	5,134	228,174
#European Aeronautic Defence & Space Co. SA	224,358	4,167,003
Eutelsat Communications SA	19,212	683,928
Exel Industries SA	1,907	72,353
*Faiveley Transport SA	3,055	244,358
*Faurecia SA	14,613	292,761
Fimalac SA	7,726	382,040
Fleury Michon SA	761	37,370
France Telecom SA	146,454	3,206,125
#France Telecom SA Sponsored ADR	212,700	4,679,400
*GameLoft SA	10,318	54,589
*Gascogne SA	555	25,930
Gaumont SA	768	58,373
#GDF Suez SA	332,503	11,824,970
GDF Suez SA Sponsored ADR	668	23,600
#*Gemalto NV	85,331	3,803,782
GFI Informatique SA	50,856	195,412
GIFI SA	712	47,333
Ginger Groupe Ingenierie Europe SA	1,542	36,382
GL Events SA	15,066	421,670
Groupe Crit SA	2,059	66,675
Groupe Danone SA	35,600	414,028
*Groupe Eurotunnel SA	395,921	3,615,400
#Groupe Open SA	2,036	18,570
#Groupe Steria SCA	32,612	1,024,409
Guerbet SA	561	65,002

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Guyenne et Gascogne SA	5,417	$557,242
#Haulotte Group SA	22,804	268,488
#Havas SA	376,682	2,017,480
#Hermes International SA	8,123	1,073,990
#*Hi-Media SA	24,851	176,278
#Iliad SA	3,295	329,452
#Imerys SA	41,503	2,530,052
*IMS International Metal Service SA	1,335	22,745
Ingenico SA	41,820	1,044,206
*Innate Pharma SA	7,404	20,164
Inter Parfums Holdings SA	3,904	122,722
Ipsen SA	7,113	339,789
Ipsos SA	21,060	805,971
#*JC Decaux SA	52,548	1,510,845
*Kaufman & Broad SA	649	16,357
Korian SA	7,225	177,096
Lafarge SA	88,854	6,442,120
Lafarge SA Sponsored ADR	82,410	1,498,214
#Lagardere SCA	121,012	4,880,775
Laurent-Perrier SA	1,251	116,512
LDC SA	178	18,858
*Lectra SA	39,082	136,891
#Legrand SA	47,639	1,551,162
#Lisi SA	1,829	113,194
#L’Oreal SA	9,223	958,490
LVL Medical Groupe SA	1,560	32,976
LVMH Moet Hennessy Louis Vuitton SA	17,187	1,977,902
M6 Metropole Television SA	28,482	736,412
Maisons France Confort SA	2,070	91,202
#*Manitou BF SA	15,752	279,333
Manutan International SA	1,789	111,895
#*Meetic SA	9,732	268,805
*METabolic EXplorer SA	2,597	22,411
*Montupet SA	24,394	169,885
#Mr. Bricolage SA	5,705	110,709
*Natixis SA	766,093	3,917,862
#Naturex SA	1,307	52,818
#Neopost SA	13,765	1,094,682
#Nexans SA	38,506	3,035,456
Nexity SA	33,053	1,207,449
#*NicOx SA	36,061	369,961
Norbert Dentressangle SA	2,916	228,097
*NRJ Group SA	163,222	1,614,572
*Oeneo SA	14,931	24,130
#*Orco Property Group SA	3,090	30,275
#Orpea SA	25,029	1,046,785
#PagesJaunes SA	101,854	1,220,279
*Parrot SA	3,699	56,787
#Pernod-Ricard SA	43,584	3,708,163
#*Peugeot SA	155,988	4,607,021
Pierre & Vacances SA	4,131	333,375
Plastic Omnium SA	5,338	233,635
PPR SA	39,212	5,270,084
#Publicis Groupe SA	34,815	1,536,119
#Publicis Groupe SA ADR	50,046	1,100,011
Rallye SA	30,927	1,137,763
#*Recylex SA	15,743	171,279
#Remy Cointreau SA	26,146	1,413,921
*Renault SA	102,430	4,745,591
*Rexel SA	144,533	2,451,430
*Rhodia SA	109,849	2,537,142

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Robertet SA	752	$94,435
*Rodriguez Group SA	1,164	8,152
*Rougier SA	540	19,619
#Rubis SA	9,672	796,208
#*Sa des Ciments Vicat SA	4,106	322,791
Safran SA	140,348	3,565,943
Saft Groupe SA	23,786	864,032
SAMSE SA	546	48,729
Sanofi-Aventis SA	2,000	136,437
#Sanofi-Aventis SA ADR	456,795	15,581,277
#*Sartorius Stedim Biotech SA	5,174	252,846
#Schneider Electric SA	86,442	9,813,640
#SCOR SE	226,234	5,336,592
SEB SA	30,795	2,342,141
Sechilienne SA	4,780	154,041
*SeLoger.com SA	8,965	362,101
#*Sequana SA	17,353	282,045
SES SA	57,640	1,321,044
Societe BIC SA	24,379	1,895,316
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	1,430	93,021
Societe Generale Paris SA	176,450	9,422,307
#*Societe Industrielle D’Aviations Latecoere SA	3,518	26,746
Societe Marseillaise du Tunnel Prado Carenage SA	8,183	306,472
#Societe Television Francaise 1 SA	141,997	2,632,985
Sodexo SA	18,158	1,115,622
Sodexo SA Sponsored ADR	3,800	233,890
#*Soitec SA	103,088	1,417,902
Somfy SA	1,174	231,688
Sopra Group SA	4,011	304,084
Sperian Protection SA	7,165	670,948
*Spir Communication SA	1,034	27,917
Stallergenes SA	4,306	341,810
Stef-TFE SA	3,120	178,481
STMicroelectronics NV	209,373	1,938,732
#STMicroelectronics NV ADR	332,630	3,060,196
Sucriere de Pithiviers Le Vieil SA	58	53,898
Suez Environnement SA	35,489	769,162
*Sword Group SA	1,051	36,094
Synergie SA	2,498	70,473
#*Technicolor SA	72,740	76,177
*Technicolor Sponsored ADR	43,600	56,244
#Technip SA	47,279	3,780,476
Technip SA ADR	26,593	2,134,088
Teleperformance SA	42,584	1,488,613
Tessi SA	412	30,139
Thales SA	32,791	1,221,180
#*Theolia SA	21,133	81,418
Total SA	18,701	1,017,472
Total SA Sponsored ADR	155,727	8,468,434
Toupargel Groupe SA	15,115	320,641
#*Transgene SA	5,084	116,394
*Trigano SA	13,259	315,743
#*UbiSoft Entertainment SA	73,984	943,917
#Union Financiere de France Banque SA	1,141	39,874
*Valeo SA	93,013	3,111,091
#Vallourec SA	40,060	7,979,289
Veolia Environnement SA	7,512	235,993
#Veolia Environnement SA ADR	44,457	1,386,614
Viel et Compagnie SA	45,441	170,391
#Vilmorin & Cie SA	7,657	736,551
Vinci SA	73,624	4,102,727

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Virbac SA	2,717	$299,974
Vivendi SA	334,035	8,762,563
VM Materiaux SA	811	49,929
Vranken Pommery Monopole SA	1,788	81,001
Zodiac Aerospace SA	50,808	2,649,206

TOTAL FRANCE		340,392,065

GERMANY — (4.9%)
A.S. Creation Tapeton AG	906	37,097
*Aareal Bank AG	34,580	754,508
#Adidas-Salomon AG	72,359	4,263,769
*Adlink Internet Media AG	1,523	7,126
*ADVA AG Optical Networking	29,926	165,023
#*Agennix AG	2,120	13,829
#*Air Berlin P.L.C.	47,310	252,991
#Aixtron AG	23,204	733,062
#Allianz SE	42,598	4,871,237
#Allianz SE Sponsored ADR	984,886	11,168,607
Amadeus Fire AG	1,982	55,183
*Analytik Jena AG	3,242	42,655
*Asian Bamboo AG	4,277	199,774
Augusta Technologie AG	10,221	151,725
Aurubis AG	34,152	1,729,395
*Axel Springer AG	7,480	848,520
Baader Bank AG	11,484	51,321
#*Balda AG	24,909	102,405
#BASF SE	75,924	4,428,174
#BASF SE Sponsored ADR	58,000	3,366,900
Bauer AG	8,918	371,972
#Bayer AG	55,994	3,589,386
#Bayer AG Sponsored ADR	10,700	665,540
Bayerische Motoren Werke AG	146,243	7,232,749
*BayWa AG	5,966	237,577
*Beate Uhse AG	6,586	5,188
Bechtle AG	14,623	436,087
#Beiersdorf AG	5,459	308,603
#Bertrandt AG	2,353	86,563
Bilfinger Berger AG	49,467	3,280,644
Biotest AG	2,351	116,465
*Boewe Systec AG	836	8,414
*Borussia Dortmund GmbH & Co. KGaA	74,873	114,233
Carl Zeiss Meditec AG	28,471	448,965
#Celesio AG	97,740	3,184,408
*Cenit AG	2,601	19,003
*Centrosolar Group AG	5,373	29,254
*Centrotec Sustainable AG	5,977	104,762
*Centrotherm Photovoltaics AG	6,226	257,091
Cewe Color Holding AG	5,813	216,164
Comdirect Bank AG	27,517	298,982
#*Commerzbank AG	386,475	3,034,304
*Compugroup Holding AG	10,931	121,860
#*Conergy AG	52,598	55,013
#*Constantin Medien AG	49,303	118,146
*CropEnergies AG	22,440	111,868
CTS Eventim AG	3,326	176,962
Curanum AG	12,975	39,153
D. Logistics AG	10,845	16,880
DAB Bank AG	13,385	82,412
Daimler AG (5529027)	232,487	11,897,575
#Daimler AG (D1668R123)	33,900	1,726,866
Data Modul AG	2,096	28,734

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*DEAG Deutsche Entertainment AG	6,954	$16,383
*Delticom AG	891	46,281
*Demag Cranes AG	17,235	593,930
#Deutsche Bank AG (5750355)	142,718	9,961,401
Deutsche Bank AG (D181890898)	40,800	2,802,144
*Deutsche Beteiligungs AG	7,985	183,720
Deutsche Boerse AG	18,924	1,452,303
Deutsche Lufthansa AG	312,746	5,200,786
Deutsche Post AG	359,442	5,829,997
#*Deutsche Postbank AG	145,631	4,964,695
Deutsche Telekom AG	292,612	3,849,625
Deutsche Telekom AG Sponsored ADR	528,190	6,332,998
*Deutz AG	57,179	325,516
Douglas Holding AG	26,019	1,173,532
*Dr. Hoenle AG	3,148	27,279
*Drillisch AG	19,994	141,003
Duerr AG	7,608	181,068
DVB Bank SE	14,830	494,626
#E.ON AG	167,343	6,189,028
#E.ON AG Sponsored ADR	218,470	8,070,282
#Eckert & Ziegler AG	2,653	71,291
Elexis AG	4,195	58,704
*Elmos Semiconductor AG	9,526	83,813
ElreingKlinger AG	9,929	277,575
*ENvitec Biogas AG	1,467	23,054
*Epigenomics AG	100	331
*Euromicron AG	1,492	36,199
#*Evotec AG	142,137	368,413
Fielmann AG	3,194	241,321
Fraport AG	35,863	1,859,497
*Freenet AG	113,783	1,328,485
#Fresenius Medical Care AG & Co KGaA ADR	26,500	1,429,410
#Fresenius Medical Care AG & Co. KGaA	1,707	92,514
Fresenius SE (4352097)	4,437	315,656
#Fresenius SE (4568946)	12,668	918,405
#Fuchs Petrolub AG	1,249	119,289
GEA Group AG	97,502	2,165,027
#Generali Deutschland Holding AG	16,896	1,885,635
Gerresheimer AG	28,861	1,001,566
Gerry Weber International AG	3,362	113,974
Gesco AG	2,479	129,393
GFK SE	12,311	457,345
#GFT Technologies AG	10,996	44,888
Gildemeister AG	47,344	640,341
*Grammer AG	8,986	111,407
Grenkeleasing AG	7,247	314,326
*H&R WASAG AG	4,797	109,198
Hamburger Hafen und Logistik AG	7,134	259,592
#*Hannover Rueckversicherung AG	77,908	3,675,242
Hawesko Holding AG	1,492	50,869
*Heidelberger Druckmaschinen AG	79,858	669,303
#Heidelberger Zement AG	76,683	4,731,570
#Henkel AG & Co. KGaA	22,389	1,012,576
Hochtief AG	28,501	2,349,187
*Homag Group AG	780	13,841
Indus Holding AG	15,771	325,674
#*Infineon Technologies AG	363,490	2,564,436
*Infineon Technologies AG ADR	516,244	3,613,708
Interseroh SE	5,028	309,960
Isra Vision Systems AG	1,054	19,080
#*IVG Immobilien AG	128,219	1,014,988

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Jenoptik AG	45,884	$263,988
#K&S AG	19,587	1,126,426
#*Kizoo AG	9,741	111,693
*Kloeckner & Co. SE	167,646	4,443,602
*Koenig & Bauer AG	1,331	24,861
#Kontron AG	61,512	586,649
#Krones AG	15,743	901,377
KSB AG	214	133,053
*Kuka AG	15,647	237,278
KWS Saat AG	2,023	330,035
Lanxess AG	110,432	5,215,114
Leifheit AG	465	10,879
Leoni AG	26,176	606,086
#Linde AG	41,619	4,972,801
Loewe AG	5,490	67,731
#*LPKF Laser & Electronics AG	6,673	67,177
MAN SE	38,390	3,605,892
*Manz Automation AG	1,368	95,635
Mediclin AG	13,261	64,241
#*Medigene AG	17,708	63,483
#Medion AG	34,462	453,732
Merck KGAA	23,808	1,957,023
#Metro AG	29,538	1,773,591
#MLP AG	41,422	413,830
*Mologen AG	50	636
*Morphosys AG	17,272	353,821
MTU Aero Engines Holding AG	19,518	1,070,097
#Muehlbauer Holding & Co. AG	1,362	38,859
#Munchener Rueckversicherungs-Gesellschaft AG	60,259	8,492,531
MVV Energie AG	13,093	541,621
*Nemetschek AG	2,093	59,637
#*Nordex SE	30,856	320,067
#OHB Technology AG	2,466	46,414
Oldenburgische Landesbank AG	1,147	68,625
Pfeiffer Vacuum Technology AG	1,165	86,815
*Pfleiderer AG	53,358	328,847
*Phoenix Solar AG	51	1,889
*PNE Wind AG	42,128	131,560
Porsche Automobil Holding SE	47,069	2,723,781
Praktiker Bau-und Heimwerkermaerkte Holding AG	80,824	821,910
Progress-Werk Oberkirch AG	638	22,720
#*PSI AG fuer Produkte und Systeme der Informationstechnologie	3,155	47,382
*Pulsion Medical Systems AG	6,376	26,390
Puma AG Rudolf Dassler Sport	2,392	798,968
*PVA TePla AG	8,269	53,704
#*Q-Cells SE	85,221	784,137
#*QIAGEN NV	70,402	1,629,369
*QSC AG	83,054	162,745
R. Stahl AG	2,458	65,808
#Rational AG	839	137,169
REALTECH AG	1,910	21,203
Renk AG	322	24,408
#*Repower Systems AG	1,223	199,329
Rheinmetall AG	47,546	3,309,599
Rhoen-Klinikum AG	59,808	1,537,400
*Roth & Rau AG	12,685	412,763
RWE AG	21,296	1,749,222
*S.A.G. Solarstrom AG	6,149	34,187
*Salzgitter AG	31,313	2,537,088
SAP AG	496	23,683
#SAP AG Sponsored ADR	42,092	1,997,265

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Schlott Sebaldus AG	17,833	$91,206
#*SGL Carbon SE	45,981	1,490,710
#Siemens AG Sponsored ADR	125,474	12,251,281
*Silicon Sensor International AG	2,611	24,649
#*Singulus Technologies AG	42,942	347,703
Sixt AG	9,060	265,789
*SKW Stahl-Metallurgie Holding AG	5,323	119,306
*Sky Deutschland AG	200,579	433,172
#*SMA Solar Technology AG	1,085	131,551
#Software AG	7,016	803,059
#*Solar Millennium AG	10,829	298,330
#Solarworld AG	85,950	1,241,927
#*Solon SE	11,376	78,818
#Stada Arzneimittel AG	48,304	1,893,975
STINAG Stuttgarter Invest AG	2,186	53,089
Stratec Biomedical Systems AG	1,763	65,632
Suedzucker AG	87,688	1,786,193
#*Suss Microtec AG	10,939	65,699
Symrise AG	79,251	2,016,460
#Takkt AG	8,273	92,572
*Technotrans AG	3,213	23,583
Telegate AG	1,816	22,000
ThyssenKrupp AG	182,870	5,946,421
*Tipp24 SE	294	11,371
Tognum AG	21,822	451,508
*Tomorrow Focus AG	5,190	23,453
#*TUI AG	155,405	1,713,522
UCB SA	546	21,355
Umweltbank AG	338	7,426
*United Internet AG	42,521	637,552
*Verbio AG	19,313	83,780
#*Versatel AG	13,576	127,852
#Vossloh AG	7,349	763,218
*VTG AG	9,238	150,864
#Wacker Chemie AG	5,358	778,410
Wacker Neuson SE	32,423	430,531
*Washtec AG	52,741	574,420
Wincor Nixdorf AG	7,522	511,577
#Wirecard AG	36,801	408,864
Wuerttembergische Lebensversicherung AG	658	20,288
Wuerttembergische Metallwarenfabrik AG	1,571	51,839
*XING AG	907	32,598
Zhongde Waste Technology AG	3,973	81,841

TOTAL GERMANY		258,922,024

GREECE — (0.6%)
*Aegean Airlines S.A.	11,435	45,363
*Aegek S.A.	51,172	48,268
*Agricultural Bank of Greece S.A.	252,018	454,568
Alapis Holdings Industrial & Commercial S.A.	1,242,472	509,089
*Alpha Bank A.E.	484,450	3,923,737
*Anek Lines S.A.	168,991	87,517
*Aspis Bank S.A.	46,506	31,037
*Astir Palace Hotels S.A.	16,370	52,467
Athens Medical Center S.A.	29,425	41,652
*Attica Bank S.A.	45,479	70,217
Autohellas S.A.	10,676	26,423
*Balkan Real Estate S.A.	7,486	6,569
Bank of Greece S.A.	13,916	746,784
Coca-Cola Hellenic Bottling Co. S.A.	7,674	208,083
#Coca-Cola Hellenic Bottling Co. S.A. ADR	50,200	1,333,312

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	55,174	$83,776
*EFG Eurobank Ergasias S.A.	336,395	2,704,179
Elektrak S.A.	4,469	14,359
Ellaktor S.A.	130,252	613,600
*Elval Aluminum Process Co. S.A.	9,817	15,703
*Emporiki Bank of Greece S.A.	20,746	103,308
*Euro Reliance General Insurance Co. S.A.	212	161
*Euromedica S.A.	10,100	48,395
EYDAP Athens Water Supply & Sewage Co. S.A.	20,771	172,042
*Forthnet S.A.	307,407	334,740
Fourlis Holdings S.A.	12,762	127,011
*Frigoglass S.A.	9,042	122,038
GEK Terna S.A.	36,993	217,136
*Geniki Bank S.A.	632,454	536,985
*Halkor S.A.	55,380	63,237
Hellenic Duty Free Shops S.A.	1,480	9,843
Hellenic Exchanges S.A.	61,082	502,154
Hellenic Petroleum S.A.	156,821	1,689,394
Hellenic Telecommunication Organization Co. S.A.	9,070	100,040
#Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	103,600	586,376
*Heracles General Cement Co. S.A.	11,802	81,592
Iaso S.A.	18,699	65,814
Inform P. Lykos S.A.	12,414	18,152
*Intracom Holdings S.A.	89,751	92,553
*Intracom Technical & Steel Constructions S.A.	19,793	9,927
*Intralot SA-Integrated Lottery Systems & Services S.A.	8,988	38,818
J&P-Avax S.A.	174,954	428,908
*JUMBO S.A.	2,199	16,161
*Kathimerini Publishing S.A.	3,935	26,025
*Lambrakis Press S.A.	74,202	109,320
*Lavipharm S.A.	15,466	14,440
*Loulis Mills S.A.	2,024	4,308
*M.J. Mailis S.A.	5,070	1,627
Marfin Investment Group S.A.	618,687	1,185,961
*Marfin Popular Bank Public Co., Ltd. S.A.	19,207	46,284
*Maritime Company of Lesvos S.A.	43,362	27,713
Metka S.A.	5,818	75,591
Michaniki S.A.	30,694	30,878
Motor Oil (Hellas) Corinth Refineries S.A.	18,493	225,640
Mytilineos Holdings S.A.	80,706	498,054
*National Bank of Greece S.A.	32,540	523,175
#National Bank of Greece S.A. ADR	1,040,010	3,390,433
*Nirefs Acquaculture S.A.	16,373	12,610
OPAP S.A.	46,255	939,492
*Piraeus Bank S.A.	324,124	2,440,985
Piraeus Port Authority S.A.	5,029	83,000
*Proton Bank S.A.	37,439	57,668
*Public Power Corp. S.A.	45,099	738,284
*Real Estate Development & Services S.A.	9,620	12,580
S&B Industrial Minerals S.A.	10,424	65,399
Sarantis S.A.	10,732	64,590
*Sidenor Steel Products Manufacturing Co. S.A.	28,031	111,070
*Sprider Stores S.A.	21,663	18,030
*Technical Olympic S.A.	26,803	14,986
Teletypos S.A. Mega Channel	10,729	60,956
*Terna Energy S.A.	26,429	146,576
Thessaloniki Port Authority S.A.	1,762	29,531
Titan Cement Co. S.A.	64,301	1,711,034
*TT Hellenic Postbank S.A.	142,517	626,883
Viohalco S.A.	86,931	392,599

TOTAL GREECE		30,067,210

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (1.9%)
AAC Acoustic Technologies Holdings, Inc.	194,000	$319,080
Aeon Stores Hong Kong Co., Ltd.	32,000	50,229
Alco Holdings, Ltd.	216,000	76,647
#Allied Group, Ltd.	72,000	253,492
*Allied Properties, Ltd.	1,618,000	360,812
*Amax Holdings, Ltd.	247,000	4,481
*Apac Resources, Ltd.	4,160,000	354,492
*Artel Solutions Group Holdings, Ltd.	1,195,000	100,338
*Artini China Co., Ltd.	357,000	43,410
Arts Optical International Holdings, Ltd.	70,000	32,171
Asia Financial Holdings, Ltd.	270,000	98,248
Asia Satellite Telecommunications Holdings, Ltd.	148,000	224,543
*Asia Standard Hotel Group, Ltd.	266,164	17,941
Asia Standard International Group, Ltd.	374,745	65,576
ASM Pacific Technology, Ltd.	34,200	322,460
*Associated International Hotels, Ltd.	65,000	131,829
*Aupu Group Holding Co., Ltd.	32,000	6,610
#Bank of East Asia, Ltd.	382,400	1,354,418
*Beijing Enterprises Water Group, Ltd.	464,000	183,147
*Beijing Properties Holdings, Ltd.	636,000	64,072
*Bel Global Resources Holdings, Ltd.	2,252,000	64,238
*Birmingham International Holdings, Ltd.	948,000	40,553
BOC Hong Kong (Holdings), Ltd.	664,500	1,593,699
*Bonjour Holdings, Ltd.	25,000	51,710
Bossini International Holdings, Ltd.	1,204,000	79,951
*Bright International Group, Ltd.	460,000	64,408
#*Brightoil Petroleum Holdings, Ltd.	318,000	633,516
*Burwill Holdings, Ltd.	2,087,600	185,274
#C C Land Holdings, Ltd.	2,989,409	1,105,043
Cafe de Coral Holdings, Ltd.	120,000	289,211
*Capital Estate, Ltd.	12,850,000	73,579
*Cathay Pacific Airways, Ltd.	745,000	1,548,079
Century City International, Ltd.	1,145,600	88,717
*Century Sunshine Group Holdings, Ltd.	1,205,000	47,970
Champion Technology Holdings, Ltd.	2,466,089	81,721
*Chaoyue Group, Ltd.	650,000	57,850
Chen Hsong Holdings, Ltd.	270,000	111,698
*Cheuk Nang (Holdings), Ltd.	80,074	26,657
Cheung Kong Holdings, Ltd.	441,000	5,435,545
Cheung Kong Infrastructure Holdings, Ltd.	142,045	530,415
Chevalier International Holdings, Ltd.	102,000	91,263
*Chia Tai Enterprises International, Ltd.	1,420,000	46,954
*China Electronics Corp Holdings Co., Ltd.	150,000	27,273
*China Energy Development Holdings, Ltd.	1,018,000	84,143
*China Flavors & Fragrances Co., Ltd.	22,000	6,396
*China Glass Holdings, Ltd.	10,000	3,534
China Hong Kong Photo Products Holdings, Ltd.	370,000	30,337
*China Infrastructure Investment, Ltd.	2,032,000	56,930
China Metal International Holdings, Ltd.	440,000	102,459
China Motion Telecom International, Ltd.	490,000	15,841
*China Ocean Shipbuilding Industry Group, Ltd.	510,000	38,351
*China Precious Metal Resources Holdings Co., Ltd.	112,000	33,754
#*China Public Procurement, Ltd.	920,000	121,342
*China Renji Medical Group, Ltd.	7,088,000	56,791
*China Sci-Tech Holdings, Ltd.	2,033,600	73,949
*China Solar Energy Holdings, Ltd.	3,105,000	80,830
*China Sonangol Resources Enterprise, Ltd.	124,000	59,851
*China Strategic Holdings, Ltd.	795,000	58,497
*China Sunshine Paper Holdings Co., Ltd.	220,000	82,895
*China Taisan Technology Group Holdings, Ltd.	259,000	41,651
*China Timber Resources Group, Ltd.	7,300,000	121,112

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
China Ting Group Holdings, Ltd.	548,000	$100,118
#*China WindPower Group, Ltd.	2,153,400	234,714
*China Yunnan Tin Minerals Group, Ltd.	3,420,000	84,639
China Zirconium, Ltd.	1,104,000	45,422
*Chinasoft International, Ltd.	480,000	103,180
*ChinaVision Media Group, Ltd.	744,000	50,624
Chong Hing Bank, Ltd.	221,000	430,220
#Chow Sang Sang Holdings, Ltd.	274,000	468,763
*Chu Kong Shipping Development, Ltd.	614,000	139,649
*Chuang’s China Investments, Ltd.	798,000	56,339
Chuang’s Consortium International, Ltd.	542,340	58,521
*Chun Wo Development Holdings, Ltd.	348,000	29,574
*Citic 1616 Holdings, Ltd.	396,000	128,077
City Telecom, Ltd. ADR	13,212	195,802
*CK Life Sciences International Holdings, Inc.	3,404,000	221,902
CLP Holdings, Ltd.	140,500	985,159
*CNNC International, Ltd.	95,000	89,312
*COL Capital, Ltd.	64,000	12,826
Continental Holdings, Ltd.	220,000	105,004
*Cosmos Machinery Enterprises, Ltd.	250,000	24,347
*CP Pokphand Co., Ltd.	1,350,000	115,373
Cross-Harbour Holdings, Ltd. (The)	102,000	91,003
#CSI Properties, Ltd.	4,680,500	116,029
*Dah Chong Hong Holdings, Ltd.	479,000	314,140
*Dah Sing Banking Group, Ltd.	277,766	375,132
*Dah Sing Financial Holdings, Ltd.	128,400	729,286
*Dan Form Holdings Co., Ltd.	1,185,900	142,032
Dawnrays Pharmaceutical Holdings, Ltd.	440,000	131,668
*DBA Telecommunication Asia Holdings, Ltd.	396,000	46,544
Dickson Concepts International, Ltd.	321,500	196,269
DVN Holdings, Ltd.	1,174,000	98,485
*Dynamic Energy Holdings, Ltd.	1,502,000	70,610
#Eagle Nice (International) Holdings, Ltd.	264,000	106,581
EcoGreen Fine Chemicals Group, Ltd.	232,000	60,194
*EganaGoldpfeil Holdings, Ltd.	209,588	—
*Emperor Entertainment Hotel, Ltd.	505,000	83,733
#Emperor International Holdings, Ltd.	760,000	164,004
*Emperor Watch & Jewellery, Ltd.	3,220,000	257,918
*ENM Holdings, Ltd.	816,000	107,237
*EPI Holdings, Ltd.	5,660,000	118,467
Esprit Holdings, Ltd.	112,442	806,158
*eSun Holdings, Ltd.	1,029,000	144,783
*EVA Precision Industrial Holdings, Ltd.	296,000	143,044
#*Extrawell Pharmaceutical Holdings, Ltd.	170,000	24,742
Fairwood Holdings, Ltd.	35,000	36,117
Far East Consortium International, Ltd.	914,896	265,365
*First Natural Foods Holdings, Ltd.	225,000	—
First Pacific Co., Ltd.	1,070,400	719,078
*Fong’s Industries Co., Ltd.	184,000	81,512
*Foundation Group, Ltd.	650,000	11,433
*Fountain SET Holdings, Ltd.	590,000	98,267
#*Foxconn International Holdings, Ltd.	1,152,000	1,035,456
*Frasers Property China, Ltd.	2,280,000	59,571
#Fubon Bank Hong Kong, Ltd.	400,000	171,894
Fujikon Industrial Holdings, Ltd.	128,000	27,236
#*Galaxy Entertainment Group, Ltd.	957,000	447,002
*Genting Hong Kong, Ltd.	678,000	131,097
Get Nice Holdings, Ltd.	2,730,000	169,537
Giordano International, Ltd.	684,000	316,350
*Global Green Tech Group, Ltd.	1,784,080	66,682
*Global Sweeteners Holdings, Ltd.	466,000	97,966

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Glorious Sun Enterprises, Ltd.	566,000	$237,823
Gold Peak Industries Holding, Ltd.	453,000	75,568
#Golden Resorts Group, Ltd.	5,740,000	360,771
Golden Resources Development International, Ltd.	676,000	47,394
*Goldin Financial Holdings, Ltd.	100,000	11,390
*Goldin Properties Holdings, Ltd.	402,000	163,612
*Good Fellow Resources Holdings, Ltd.	130,000	12,126
#Great Eagle Holdings, Ltd.	348,230	974,479
*G-Resources Group, Ltd.	1,971,000	119,743
Guangnan Holdings, Ltd.	564,000	118,694
*Hang Fung Gold Technology, Ltd.	250,000	—
Hang Lung Group, Ltd.	485,000	2,369,360
Hang Lung Properties, Ltd.	440,000	1,596,686
Hang Seng Bank, Ltd.	39,000	531,527
*Hannstar Board International Holdings, Ltd.	490,000	114,663
*Hans Energy Co., Ltd.	1,214,000	60,521
Harbour Centre Development, Ltd.	129,000	113,986
*Henderson Investment, Ltd.	1,083,000	96,788
Henderson Land Development Co., Ltd.	363,692	2,280,809
HKR International, Ltd.	620,533	238,472
Hon Kwok Land Investment Co., Ltd.	234,000	84,791
Hong Kong & China Gas Co., Ltd.	221,390	537,214
Hong Kong & Shanghai Hotels, Ltd.	522,644	823,771
#*Hong Kong Aircraft Engineering Co., Ltd.	11,789	149,697
Hong Kong Electric Holdings, Ltd.	106,000	626,841
Hong Kong Exchanges and Clearing, Ltd.	48,500	793,185
Hong Kong Ferry Holdings, Ltd.	54,000	51,143
#Hong Kong Resources Holdings Co., Ltd.	405,000	76,349
*Hongkong Chinese, Ltd.	573,700	54,462
Hop Fung Group Holdings, Ltd.	30,000	6,228
Hopewell Holdings, Ltd.	589,500	1,718,086
Hsin Chong Construction Group, Ltd.	280,000	46,394
Huafeng Group Holdings, Ltd.	1,275,800	110,762
Hung Hing Printing Group, Ltd.	442,524	138,276
*Huscoke Resources Holdings, Ltd.	2,252,000	164,009
Hutchison Harbour Ring, Ltd.	3,618,000	356,118
Hutchison Telecommunications Hong Kong Holdings, Ltd.	644,000	132,922
#*Hutchison Telecommunications International, Ltd.	644,000	178,496
*Hutchison Telecommunications International, Ltd. ADR	73,758	306,096
Hutchison Whampoa, Ltd.	712,000	4,886,531
*Hybrid Kinetic Group, Ltd.	1,350,000	61,726
*I-Cable Communications, Ltd.	512,000	83,239
*IDT International, Ltd.	1,076,000	39,046
*Imagi International Holdings, Ltd.	8,000	1,061
Industrial & Commercial Bank of China Asia, Ltd.	317,403	789,616
Integrated Distribution Services Group, Ltd.	65,000	117,560
*IPE Group, Ltd.	445,000	45,232
*IT, Ltd.	738,000	118,540
*ITC Properties Group, Ltd.	147,400	34,729
*Jackin International Holdings, Ltd.	666,000	62,339
*Jinhui Holdings, Ltd.	252,000	94,395
*Jiuzhou Development Co., Ltd.	642,000	73,284
*JLF Investment Co., Ltd.	610,000	51,470
*Johnson Electric Holdings, Ltd.	1,154,500	650,237
#K Wah International Holdings, Ltd.	640,882	230,598
Kantone Holdings, Ltd.	2,403,621	55,641
*Karl Thomson Holdings, Ltd.	28,000	2,764
Keck Seng Investments (Hong Kong), Ltd.	126,000	73,224
Kerry Properties, Ltd.	362,083	1,667,970
Kin Yat Holdings, Ltd.	176,000	63,089
*King Stone Energy Group, Ltd.	3,400,000	126,568

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Kingmaker Footwear Holdings, Ltd.	518,000	$72,546
*Kith Holdings, Ltd.	20,000	5,214
*Kiu Hung Energy Holdings, Ltd.	1,300,000	85,446
*Ko Yo Ecological Agrotech Group, Ltd.	4,460,000	113,932
Kowloon Development Co., Ltd.	477,000	582,869
*KPI Co., Ltd.	304,000	14,533
*Lai Sun Development Co., Ltd.	8,925,000	168,592
*Lai Sun Garment International, Ltd.	515,000	37,335
Le Saunda Holdings, Ltd.	430,000	107,246
#Lee & Man Holdings, Ltd.	158,000	130,998
Lerado Group Holdings Co., Ltd.	570,000	86,661
*LeRoi Holdings, Ltd.	1,392,000	42,734
Li & Fung, Ltd.	131,600	631,935
#*Li Heng Chemical Fibre Technologies, Ltd.	379,000	73,403
Lifestyle International Holdings, Ltd.	151,000	296,122
#*Lijun International Pharmaceutical Holding, Ltd.	550,000	184,574
Lippo, Ltd.	254,000	82,097
Liu Chong Hing Investment, Ltd.	156,000	172,583
*Longrun Tea Group Co., Ltd.	60,000	5,436
*Luen Thai Holdings, Ltd.	391,000	49,553
Luk Fook Holdings (International), Ltd.	186,000	218,161
#Luks Industrial Group, Ltd.	130,000	60,658
*Lung Cheong International Holdings, Ltd.	1,224,000	60,845
Lung Kee (Bermuda) Holdings, Ltd.	222,000	124,870
*Magnificent Estates, Ltd.	2,312,000	52,033
Man Yue International Holdings, Ltd.	220,000	62,696
*Mei Ah Entertainment Group, Ltd.	1,460,000	44,754
#*Melco International Development, Ltd.	1,197,000	545,379
Midland Holdings, Ltd.	296,000	271,595
*Ming Fung Jewellery Group, Ltd.	960,000	95,006
Miramar Hotel & Investment Co., Ltd.	98,000	100,833
*Mongolia Energy Corp., Ltd.	2,062,000	945,011
MTR Corp., Ltd.	283,364	993,005
Nanyang Holdings, Ltd.	4,000	7,635
Natural Beauty Bio-Technology, Ltd.	70,000	12,532
*Neo-Neon Holdings, Ltd.	217,500	149,812
*Neptune Group, Ltd.	300,000	6,118
*New Century Group Hong Kong, Ltd.	1,287,200	24,760
#*New Times Energy Corp, Ltd.	4,682,000	189,473
New World Development Co., Ltd.	1,533,982	2,720,840
Neway Group Holdings, Ltd.	2,150,000	90,002
Newocean Green Energy Holdings, Ltd.	578,000	94,589
*Next Media, Ltd.	722,000	133,463
*Norstar Founders Group, Ltd.	420,000	—
*North Asia Resources Holdings, Ltd.	95,000	21,079
NWS Holdings, Ltd.	744,937	1,303,777
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	395,000	55,527
*Orient Overseas International, Ltd.	230,500	1,745,750
Oriental Watch Holdings, Ltd.	259,200	64,463
*Overseas Chinese Town Asia Holdings, Ltd.	32,000	19,787
#Pacific Andes International Holdings, Ltd.	1,555,187	278,274
Pacific Basin Shipping, Ltd.	1,712,000	1,294,567
#*Pacific Century Premium Developments, Ltd.	1,441,000	580,971
Pacific Textile Holdings, Ltd.	282,000	165,942
Paliburg Holdings, Ltd.	586,790	208,797
*Pan Asia Environmental Protection Group, Ltd.	522,000	130,669
#PCCW, Ltd.	2,081,000	629,092
PCCW, Ltd. Sponsored ADR	7,400	22,792
#*Peace Mark Holdings, Ltd.	308,000	—
*Pearl Oriental Innovation, Ltd.	239,000	44,208
*Pegasus International Holdings, Ltd.	82,000	14,035

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*PetroAsian Energy Holdings, Ltd.	944,000	$151,389
Pico Far East Holdings, Ltd.	600,000	115,766
Playmates Holdings, Ltd.	73,400	26,814
*Playmates Toys, Ltd.	36,700	2,778
*PME Group, Ltd.	1,520,000	134,705
Polytec Asset Holdings, Ltd.	970,000	188,731
Public Financial Holdings, Ltd.	352,000	184,325
*PYI Corp., Ltd.	2,543,970	112,906
Regal Hotels International Holdings, Ltd.	745,400	281,976
*Rising Development Holdings, Ltd.	266,000	63,326
Rivera (Holdings), Ltd.	174,000	8,668
#Sa Sa International Holdings, Ltd.	224,000	186,313
*Samling Global, Ltd.	2,958,000	340,662
SCMP Group, Ltd.	10,000	1,854
Sea Holdings, Ltd.	246,000	125,099
*Sewco International Holdings, Ltd.	60,000	7,808
Shangri-La Asia, Ltd.	1,010,000	1,954,195
Shenyin Wanguo, Ltd.	195,000	91,387
*Shenzhen High-Tech Holdings, Ltd.	136,000	7,758
*Shougang Concord Century Holdings, Ltd.	1,332,000	173,308
*Shougang Concord Grand Group, Ltd.	693,000	67,834
*Shougang Concord Technology Holdings, Ltd.	1,556,000	112,427
Shui On Construction and Materials, Ltd.	156,000	225,791
*Shun Tak Holdings, Ltd.	1,088,000	636,751
*Singamas Container Holdings, Ltd.	1,598,000	286,274
*Sino Gas Group, Ltd.	1,230,000	64,062
#Sino Land Co., Ltd.	884,733	1,587,718
*Sino-Tech International Holdings, Ltd.	1,540,000	106,021
*Sinotel Technologies, Ltd.	172,000	56,041
*Skyfame Realty Holdings, Ltd.	240,000	—
Smartone Telecommunications Holdings, Ltd.	193,000	216,448
Solomon Systech International, Ltd.	1,642,000	156,858
South China (China), Ltd.	1,088,000	77,460
*Stella International Holdings, Ltd.	118,500	242,395
Stelux Holdings International, Ltd.	359,000	25,044
*Success Universe Group, Ltd.	616,000	25,896
Sun Hing Vision Group Holdings, Ltd.	122,000	54,136
Sun Hung Kai & Co., Ltd.	477,000	486,230
Sun Hung Kai Properties, Ltd.	316,000	4,377,045
*Sun Innovation Holdings, Ltd.	890,000	30,000
*Superb Summit International Timber Co., Ltd.	2,111,000	95,162
*Sustainable Forest Holdings, Ltd.	1,860,000	182,500
SW Kingsway Capitol Holdings, Ltd.	1,004,000	29,180
Symphony Holdings, Ltd.	682,000	41,253
*Tack Fat Group International, Ltd.	552,000	—
Tack Hsin Holdings, Ltd.	182,000	45,243
Tai Cheung Holdings, Ltd.	478,000	285,019
*TaiFook Securities Group, Ltd.	180,586	128,342
Tan Chong International, Ltd.	372,000	97,091
#Techtronic Industries Co., Ltd.	938,000	974,702
Television Broadcasts, Ltd.	70,000	335,792
*Termbray Industries International (Holdings), Ltd.	112,000	16,229
*Texhong Textile Group, Ltd.	406,000	175,261
Texwinca Holdings, Ltd.	184,000	196,555
*Titan Petrochemicals Group, Ltd.	3,200,000	316,702
*Tom Group, Ltd.	1,250,000	115,275
*Tomorrow International Holdings, Ltd.	1,245,000	82,677
Tongda Group Holdings, Ltd.	3,190,000	142,724
Top Form International, Ltd.	178,000	13,401
#Transport International Holdings, Ltd.	166,400	586,603
*TSC Offshore Group, Ltd.	407,000	103,923

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Tungtex (Holdings) Co., Ltd.	174,000	$40,933
Tysan Holdings, Ltd.	300,000	45,954
#*United Laboratories, Ltd. (The)	236,000	271,154
*United Power Investment, Ltd.	2,060,000	86,684
*U-Right International Holdings, Ltd.	1,502,000	2,708
USI Holdings, Ltd.	374,000	113,968
*Value Convergence Holdings, Ltd.	244,000	102,838
*Value Partners Group, Ltd.	128,000	87,303
*Vantage International Holdings, Ltd.	222,000	24,064
Varitronix International, Ltd.	131,000	47,238
*Vedan International Holdings, Ltd.	1,192,000	147,852
Victory City International Holdings, Ltd.	810,012	186,963
Vitasoy International Holdings, Ltd.	264,000	200,706
*Vongroup, Ltd.	1,765,000	36,576
*VST Holdings, Ltd.	764,000	278,445
Vtech Holdings, Ltd.	45,000	503,081
*Wah Nam International Holdings, Ltd.	96,000	16,515
*Wai Kee Holdings, Ltd.	222,000	54,346
Water Oasis Group, Ltd.	184,000	44,707
Wharf Holdings, Ltd.	460,750	2,497,722
Wheelock & Co., Ltd.	527,000	1,623,843
Wheelock Properties, Ltd.	910,000	1,467,728
*Win Hanverky Holdings, Ltd.	490,000	75,766
Wing Hang Bank, Ltd.	59,000	601,470
*Wing Hing International Holdings, Ltd.	190,000	13,488
Wing On Co. International, Ltd.	83,000	132,357
Winteam Pharmaceutical Group, Ltd.	326,000	45,668
*Wong’s Kong King International (Holdings), Ltd.	110,000	10,819
#Xinyi Glass Holding Co., Ltd.	372,000	319,576
Yau Lee Holdings, Ltd.	218,000	36,144
YGM Trading, Ltd.	17,000	19,646
#Yue Yuen Industrial (Holdings), Ltd.	407,500	1,419,693
*Yugang International, Ltd.	4,450,000	48,585
*ZZNode Technologies Co., Ltd.	216,000	47,522

TOTAL HONG KONG		98,495,785

IRELAND — (0.6%)
*Aer Lingus Group P.L.C.	145,655	142,353
#*Allied Irish Banks P.L.C. Sponsored ADR	440,832	1,692,795
*Anglo Irish Bank Corp. P.L.C. (B06H8J9)	165,847	47,917
*Anglo Irish Bank Corp. P.L.C. (B076LH4)	457,521	132,189
*Bank of Ireland P.L.C.	31,102	68,729
#*Bank of Ireland P.L.C. Sponsored ADR	241,324	2,155,023
C&C Group P.L.C. (B010DT8)	24,512	116,475
C&C Group P.L.C. (B011Y09)	256,757	1,228,476
CRH P.L.C. (0182704)	67,225	1,914,580
CRH P.L.C. (4182249)	26,114	746,782
#CRH P.L.C. Sponsored ADR	217,765	6,225,901
DCC P.L.C. (0242493)	25,457	679,940
DCC P.L.C. (4189477)	48,991	1,313,040
*Dragon Oil P.L.C. (0059079)	78,269	577,865
*Dragon Oil P.L.C. (5323218)	119,516	887,048
*Elan Corp. P.L.C.	11,725	80,242
*Elan Corp. P.L.C. Sponsored ADR	203,900	1,370,208
FBD Holdings P.L.C.	18,709	194,554
Glanbia P.L.C.	43,252	184,472
Grafton Group P.L.C.	193,702	935,536
Greencore Group P.L.C. (0386410)	113,610	203,561
Greencore Group P.L.C. (5013832)	15,072	27,134
IFG Group P.L.C. (0232524)	19,722	31,159
*IFG Group P.L.C. (4373355)	29,060	56,628

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
IRELAND — (Continued)
*Independent News & Media P.L.C. (0461481)	68,457	$12,694
*Independent News & Media P.L.C. (4699103)	570,439	106,457
Irish Continental Group P.L.C. (3333651)	12,414	278,604
Irish Continental Group P.L.C. (3339455)	50,656	983,939
*Irish Life & Permanent Group Holdings P.L.C.	255,435	1,017,444
*Kenmare Resources P.L.C.	296,459	59,690
Kerry Group P.L.C. (0490656)	76,886	2,458,667
Kerry Group P.L.C. (4519579)	4,940	158,753
*Kingspan Group P.L.C. (0492793)	19,320	180,923
*Kingspan Group P.L.C. (4491235)	83,881	784,610
*Lantor P.L.C.	3,500	—
*McInerney Holdings P.L.C.	94,047	24,641
Paddy Power P.L.C. (0258810)	7,672	269,672
Paddy Power P.L.C. (4828974)	6,049	212,721
*Smurfit Kappa Group P.L.C.	115,721	1,186,225
United Drug P.L.C. (3302480)	70,507	245,295
United Drug P.L.C. (3335969)	125,403	437,340
*Waterford Wedgwood P.L.C.	303,747	—

TOTAL IRELAND		29,430,282

ITALY — (2.3%)
*A.S. Roma SpA	54,117	59,857
A2A SpA	587,148	992,486
ACEA SpA	54,685	556,789
Acegas-APS SpA	14,511	81,953
*Acotel Group SpA	164	13,078
Actelios SpA	276,237	1,329,721
*Aedes SpA	265,116	76,107
#*Alerion Cleanpower SpA	105,048	83,384
*Amplifon SpA	31,608	164,418
Ansaldo STS SpA	28,004	512,784
*Antichi Pellettieri SpA	1,703	1,137
*Arnoldo Mondadori Editore SpA	118,445	459,309
#Ascopiave SpA	35,551	78,813
Assicurazioni Generali SpA	130,090	2,745,940
#Astaldi SpA	31,316	234,836
Atlantia SpA	27,195	578,796
*Autogrill SpA	43,454	529,303
Azimut Holding SpA	49,984	563,251
#Banca Carige SpA	850,437	2,160,473
Banca Finnat Euramerica SpA	48,133	36,099
Banca Generali SpA	14,082	150,735
#Banca Ifis SpA	4,034	42,543
#*Banca Intermobiliare SpA	197,097	1,089,522
Banca Monte Dei Paschi di Siena SpA	1,215,209	1,682,546
#Banca Piccolo Credito Valtellinese Scarl	151,461	949,124
#*Banca Popolare dell’Emilia Romagna Scrl	110,744	1,444,866
Banca Popolare dell’Etruria e del Lazio Scarl	292,715	1,455,482
Banca Popolare di Milano Scarl	521,464	2,932,773
#*Banca Popolare di Sondrio Scarl	173,636	1,595,506
*Banca Profilo SpA	74,107	53,786
#Banco di Desio e della Brianza SpA	27,865	144,848
*Banco Popolare Scarl	648,628	4,152,887
*BasicNet SpA	26,065	99,594
Beghelli SpA	52,121	47,229
#Benetton Group SpA	49,000	421,260
Benetton Group SpA Sponsored ADR	3,400	58,650
*Biesse SpA	3,460	28,784
#Bonifica Terreni Ferraresi e Imprese Agricole SpA	954	39,744
#Brembo SpA	26,257	206,308
*Brioschi Sviluppo Immobiliare SpA	218,173	63,664

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Bulgari SpA	66,149	$549,817
*Buongiorno SpA	40,209	53,011
Buzzi Unicem SpA	88,359	1,313,581
*C.I.R. SpA - Compagnie Industriali Riunite	386,204	818,372
Caltagirone Editore SpA	104,017	291,005
#*Carraro SpA	17,474	59,355
Cembre SpA	4,534	30,031
Cementir Holding SpA	71,232	280,612
*Class Editore SpA	14,430	10,871
#Credito Artigiano SpA	76,968	174,781
#Credito Bergamasco SpA	7,858	264,008
*Credito Emiliano SpA	176,453	1,077,862
*d’Amico International Shipping SA	6,736	10,673
#Danieli & Co. SpA	11,994	302,918
Davide Campari - Milano SpA	86,512	883,251
#De Longhi SpA	19,764	84,789
DiaSorin SpA	11,549	430,569
*Digital Multimedia Technologies SpA	3,548	63,946
#*EEMS Italia SpA	16,551	35,048
Elica SpA	18,438	43,841
Emak SpA	5,067	27,989
Enel SpA	465,357	2,437,970
*Engineering Ingegneria Informatica SpA	376	12,170
Eni SpA	2,426	54,220
#Eni SpA Sponsored ADR	109,650	4,873,942
#*ERG Renew SpA	70,185	74,468
ERG SpA	54,879	754,656
#Esprinet SpA	11,295	113,052
#*Eurotech SpA	23,270	78,544
#*Fastweb SpA	14,048	270,156
*Fiat SpA	285,770	3,750,850
*Fiat SpA Sponsored ADR	8,900	117,747
#Fiera Milano SpA	2,610	14,939
Finmeccanica SpA	283,084	3,626,762
Fondiaria - SAI SpA	86,108	1,192,782
#Gas Plus SpA	4,214	33,259
*Gemina SpA	751,677	626,076
#Geox SpA	33,201	214,897
Gewiss SpA	10,441	44,555
Granitifiandre SpA	4,023	18,767
*Gruppo Coin SpA	24,796	176,448
*Gruppo Editoriale L’Espresso SpA	151,743	456,386
Hera SpA	351,113	745,310
*Immsi SpA	230,746	272,095
Impregilo SpA	285,826	890,012
*Indesit Co. SpA	29,784	401,296
Industria Macchine Automatiche SpA	3,460	67,638
Intek SpA	73,122	54,319
*Interpump Group SpA	7,699	38,666
*Intesa Sanpaolo SpA	2,347,855	7,738,342
*Intesa Sanpaolo SpA Sponsored ADR	13,817	270,951
#Iride SpA	207,492	393,831
*Isagro SpA	4,547	18,923
Italcementi SpA	89,172	1,014,017
*Italmobiliare SpA	7,861	288,328
*Juventus Football Club SpA	261,962	285,044
#*Kerself SpA	2,538	19,448
*Kinexia SpA	435	1,546
KME Group SpA	347,774	133,158
#Landi Renzo SpA	8,962	37,011
Lottomatica SpA	34,149	618,635

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Luxottica Group SpA	1,585	$43,429
Luxottica Group SpA Sponsored ADR	13,000	354,510
*Maire Tecnimont SpA	1,108,938	4,550,253
#*Mariella Burani SpA	2,897	9,730
MARR SpA	23,800	220,519
Mediaset SpA	306,270	2,425,316
*Mediobanca SpA	172,982	1,596,623
Mediolanum SpA	62,915	319,771
#Milano Assicurazioni SpA	190,967	453,704
Nice SpA	16,046	65,930
PanariaGroup Industrie Ceramiche SpA	6,725	16,554
Parmalat SpA	1,298,097	3,417,109
Piaggio & C. SpA	105,440	329,495
*Pininfarina SpA	3,278	10,725
*Pirelli & Co. Real Estate SpA	158,620	87,959
*Pirelli & Co. SpA	3,515,315	2,022,600
*Poltrona Frau SpA	21,297	23,360
*Premafin Finanziaria SpA	173,719	236,274
Prysmian SpA	46,647	839,934
#Recordati SpA	84,353	634,488
*Reno de Medici SpA	235,915	65,941
*Reply SpA	117	2,694
*Retelit SpA	7,242	3,812
*Risanamento Napoli SpA	15,429	7,288
Sabaf SpA	2,256	50,845
#SAES Getters SpA	1,863	14,684
*Safilo Group SpA	577,006	349,769
Saipem SpA	24,737	923,714
#Saras SpA	153,754	369,688
#SAVE SpA	27,718	269,351
Screen Service Broadcasting Technologies SpA	20,463	17,157
*Seat Pagine Gialle SpA	860,917	195,361
*Snai SpA	52,893	200,625
Snam Rete Gas SpA	160,577	762,600
#Societa Iniziative Autostradali e Servizi SpA	57,714	531,062
Societa Partecipazioni Finanziarie SpA	512,474	66,005
*Societe Cattolica di Assicurazoni Scrl SpA	39,759	1,247,164
*Sogefi SpA	17,932	52,245
Sol SpA	25,548	149,174
*Sorin SpA	286,968	565,276
#*Stefanel SpA	35,451	12,783
*Telecom Italia Media SpA	248,615	246,344
Telecom Italia SpA	1,204,597	1,684,148
#Telecom Italia SpA Sponsored ADR	342,088	4,737,919
#Tenaris SA ADR	35,500	1,441,655
Terna Rete Elettrica Nazionale SpA	562,494	2,280,069
*Tiscali SpA	932,426	198,704
Tod’s SpA	4,202	308,301
Trevi Finanziaria SpA	13,442	221,589
*Uni Land SpA	58,555	62,660
*UniCredit SpA	5,172,078	13,554,492
Unione di Banche Italiane ScpA	317,791	3,935,469
#*Unipol Gruppo Finanziario SpA	699,687	732,755
Vianini Lavori SpA	11,628	71,806
Vittoria Assicurazioni SpA	17,594	91,862
Zignago Vetro SpA	4,523	26,183

TOTAL ITALY		120,065,408

JAPAN — (16.4%)
77 Bank, Ltd. (The)	341,000	1,937,732
*A&A Material Corp.	12,000	10,284

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
ABC-Mart, Inc.	3,300	$117,544
*ABILIT Corp.	8,900	11,773
#Accordia Golf Co., Ltd.	265	291,597
Achilles Corp.	177,000	264,639
Adeka Corp.	85,100	806,339
#*Aderans Holdings Co., Ltd.	40,000	491,697
Advan Co., Ltd.	25,300	179,326
#Advantest Corp.	3,200	82,686
#Advantest Corp. ADR	15,767	408,050
#AEON Co., Ltd.	327,600	3,750,919
#Aeon Delight Co., Ltd.	3,400	65,680
Aeon Fantasy Co., Ltd.	11,400	147,681
*Agrex, Inc.	600	4,944
#Ahresty Corp.	20,800	235,618
Ai Holdings Corp.	45,900	163,372
Aica Kogyo Co., Ltd.	36,800	383,642
Aichi Bank, Ltd. (The)	6,900	479,944
Aichi Corp.	33,300	161,742
#Aichi Machine Industry Co., Ltd.	80,000	327,315
Aichi Steel Corp.	123,000	532,526
Aichi Tokei Denki Co., Ltd.	12,000	38,149
*Aida Engineering, Ltd.	68,400	286,008
#Aigan Co., Ltd.	20,300	104,594
*Ain Pharmaciez, Inc.	1,600	49,468
Aiphone Co., Ltd.	21,900	373,197
Air Water, Inc.	50,000	553,265
Airport Facilities Co., Ltd.	32,300	164,192
Aisan Industry Co., Ltd.	30,300	256,927
Aisin Seiki Co., Ltd.	76,500	2,324,757
Ajinomoto Co., Inc.	343,000	3,221,564
#Akebono Brake Industry Co., Ltd.	24,500	129,385
Akita Bank, Ltd. (The)	169,000	645,637
*Alconix Corp.	900	35,520
Alfresa Holdings Corp.	26,300	1,319,783
*All Nippon Airways Co., Ltd.	57,000	180,814
#Allied Telesis Holdings K.K.	87,000	126,450
Aloka Co., Ltd.	16,500	160,295
Alpen Co., Ltd.	12,000	210,482
*Alpha Corp.	3,500	34,631
Alpha Systems, Inc.	5,700	114,246
*Alpine Electronics, Inc.	47,600	671,878
*Alps Electric Co., Ltd.	154,500	1,124,257
Alps Logistics Co., Ltd.	10,900	116,040
#Altech Co., Ltd.	8,200	28,815
Altech Corp.	2,600	20,843
Amada Co., Ltd.	324,000	2,660,083
Amano Corp.	75,200	729,940
Amiyaki Tei Co., Ltd.	21	56,081
Amuse, Inc.	8,520	86,160
Ando Corp.	82,000	123,212
Anest Iwata Corp.	17,000	59,269
#*Anritsu Corp.	156,000	742,103
#AOC Holdings, Inc.	42,100	272,979
AOI Advertising Promotion, Inc.	5,500	30,864
AOI Electronic Co., Ltd.	1,500	28,335
AOKI Holdings, Inc.	27,400	386,468
*AOMI Construction Co., Ltd.	45,000	—
#Aomori Bank, Ltd. (The)	199,000	470,920
Aoyama Trading Co., Ltd.	77,400	1,339,219
Aozora Bank, Ltd.	498,000	714,022
Arakawa Chemical Industries, Ltd.	18,200	228,636

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Araya Industrial Co., Ltd.	59,000	$82,143
*Arc Land Sakamoto Co., Ltd.	6,900	85,435
Arcs Co., Ltd.	22,200	297,889
*Argo Graphics, Inc.	6,500	73,642
#Ariake Japan Co., Ltd.	15,900	237,574
#Arisawa Manufacturing Co., Ltd.	39,700	310,801
Aronkasei Co., Ltd.	18,000	78,306
ART Corp.	9,200	146,699
As One Corp.	9,590	167,705
#Asahi Breweries, Ltd.	37,500	673,627
Asahi Co., Ltd.	900	13,789
Asahi Diamond Industrial Co., Ltd.	59,000	613,123
Asahi Glass Co., Ltd.	398,000	4,703,020
Asahi Holdings, Inc.	6,500	110,295
Asahi Kasei Corp.	390,000	2,192,425
Asahi Kogyosha Co., Ltd.	31,000	124,234
#Asahi Organic Chemicals Industry Co., Ltd.	80,000	195,759
*Asahi Tec Corp.	3,624,000	1,828,588
*Asanuma Corp.	11,000	8,882
#Asatsu-DK, Inc.	20,700	549,224
*Ashimori Industry Co., Ltd.	38,000	60,349
Asics Corp.	23,000	220,017
ASKA Pharmaceutical Co., Ltd.	28,000	189,124
Astellas Pharma, Inc.	27,300	955,908
Asunaro Aoki Construction Co., Ltd.	33,500	147,307
*Atom Corp.	14,400	33,984
Atsugi Co., Ltd.	291,000	384,710
Autobacs Seven Co., Ltd.	30,100	1,055,256
Avex Group Holdings, Inc.	34,200	315,274
Awa Bank, Ltd. (The)	186,000	1,032,797
Bals Corp.	8	8,669
Bando Chemical Industries, Ltd.	105,000	333,502
#Bank of Iwate, Ltd. (The)	20,900	1,145,030
Bank of Kyoto, Ltd. (The)	169,000	1,484,906
Bank of Nagoya, Ltd. (The)	143,000	540,307
Bank of Okinawa, Ltd. (The)	18,900	778,008
Bank of Saga, Ltd. (The)	138,000	390,877
Bank of the Ryukyus, Ltd.	41,500	451,224
Bank of Yokohama, Ltd. (The)	590,000	3,067,652
Belluna Co., Ltd.	28,300	165,319
Benesse Holdings, Inc.	16,300	749,425
*Best Denki Co., Ltd.	65,500	193,676
#Bic Camera, Inc.	413	150,677
Bidec Servo Corp.	6,000	34,759
BML, Inc.	7,300	177,068
#Bookoff Corp.	11,400	109,202
Bridgestone Corp.	51,800	863,300
Brother Industries, Ltd.	147,700	1,793,873
Bunka Shutter Co., Ltd.	60,000	172,171
CAC Corp.	12,600	102,167
*Calsonic Kansei Corp.	152,000	486,831
Canon Electronics, Inc.	6,700	173,179
Canon Finetech, Inc.	19,300	338,522
Canon Marketing Japan, Inc.	66,300	1,036,445
Canon, Inc. Sponsored ADR	31,850	1,454,908
Capcom Co., Ltd.	13,000	262,280
*Carchs Holdings Co., Ltd.	21,500	7,065
#Casio Computer Co., Ltd.	168,500	1,324,989
Cawachi, Ltd.	16,900	345,602
#*Cedyna Financial Corp.	105,209	178,589
Central Glass Co., Ltd.	112,000	538,865

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Central Japan Railway Co.	84	$684,003
Central Security Patrols Co., Ltd.	7,100	66,322
Century Tokyo Leasing Corp.	54,630	719,636
#*CHI Group Co., Ltd.	6,400	26,299
Chiba Bank, Ltd. (The)	366,000	2,317,864
*Chiba Kogyo Bank, Ltd. (The)	33,800	237,718
Chino Corp.	40,000	99,517
Chiyoda Co., Ltd.	27,100	343,515
#Chiyoda Corp.	94,000	863,000
Chiyoda Integre Co., Ltd.	8,300	146,792
#Chofu Seisakusho Co., Ltd.	27,300	624,804
Chori Co., Ltd.	156,000	198,957
Chubu Electric Power Co., Ltd.	41,200	957,226
Chubu Shiryo Co., Ltd.	28,000	251,090
Chudenko Corp.	26,700	331,527
Chuetsu Pulp & Paper Co., Ltd.	106,000	197,736
#*Chugai Mining Co., Ltd.	259,700	104,733
Chugai Pharmaceutical Co., Ltd.	19,800	358,217
Chugai Ro Co., Ltd.	58,000	167,445
Chugoku Bank, Ltd. (The)	99,000	1,269,147
#Chugoku Electric Power Co., Ltd. (The)	18,600	355,326
Chugoku Marine Paints, Ltd.	52,000	389,418
Chukyo Bank, Ltd. (The)	189,000	514,488
Chuo Denki Kogyo Co., Ltd.	20,900	148,691
Chuo Mitsui Trust Holdings, Inc.	303,000	1,156,086
Chuo Spring Co., Ltd.	31,000	132,177
#Circle K Sunkus Co., Ltd.	32,700	462,135
Citizen Holdings Co., Ltd.	243,400	1,690,521
CKD Corp.	72,900	616,653
#*Clarion Co., Ltd.	103,000	225,985
Cleanup Corp.	24,400	197,950
CMIC Co., Ltd.	190	53,855
*CMK Corp.	51,100	376,999
Coca-Cola Central Japan Co., Ltd.	20,900	269,589
Coca-Cola West Co., Ltd.	55,402	980,204
cocokara fine HOLDINGS, Inc.	10,620	211,108
#Colowide Co., Ltd.	10,000	50,722
*Columbia Music Entertainment, Inc.	23,000	12,607
#Commuture Corp.	41,000	257,708
Computer Engineering & Consulting, Ltd.	17,600	92,860
Comsys Holdings Corp.	120,000	1,124,648
*Co-Op Chemical Co., Ltd.	26,000	39,058
Core Corp.	6,100	47,919
#Corona Corp.	26,600	322,409
Cosel Co., Ltd.	20,800	291,164
Cosmo Oil Co., Ltd.	578,000	1,558,086
*Cosmos Pharmaceutical Corp.	200	4,219
Create Medic Co., Ltd.	3,500	34,013
Credit Saison Co., Ltd.	156,300	2,285,933
#Cresco, Ltd.	36,000	197,440
Cross Plus, Inc.	2,000	18,242
#*CSK Holdings Corp.	138,580	704,657
CTI Engineering Co., Ltd.	12,300	64,350
#Culture Convenience Club Co., Ltd.	29,700	154,548
Cybernet Systems Co., Ltd.	26	10,141
#Cybozu, Inc.	33	13,933
Dai Nippon Printing Co., Ltd.	195,000	2,701,487
#*Dai Nippon Toryo, Ltd.	103,000	115,452
Daicel Chemical Industries, Ltd.	185,000	1,185,988
Dai-Dan Co., Ltd.	42,000	231,114
Daido Kogyo Co., Ltd.	31,000	54,055

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Daido Metal Co., Ltd.	40,000	$155,811
#*Daido Steel Co., Ltd.	253,000	1,075,450
Daidoh, Ltd.	18,800	144,023
#*Daiei, Inc. (The)	104,000	482,134
Daifuku Co., Ltd.	87,500	657,733
Daihatsu Motor Co., Ltd.	53,000	511,075
Daihen Corp.	54,000	238,016
Daiho Corp.	49,000	54,308
#*Daiichi Chuo Kisen Kaisha	58,000	188,120
Daiichi Jitsugyo Co., Ltd.	54,000	155,167
Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	3,000	126,918
Daiichi Kogyo Seiyaku Co., Ltd.	32,000	94,377
Daiichi Sankyo Co., Ltd.	42,900	745,531
Daiken Corp.	89,000	242,708
*Daiki Aluminium Industry Co., Ltd.	43,000	125,908
Daikin Industries, Ltd.	23,000	867,336
Daiko Clearing Services Corp.	12,900	56,074
Daikoku Denki Co., Ltd.	10,200	181,312
*Daikokutenbussan Co., Ltd.	200	5,844
*Daikyo, Inc.	229,392	528,296
Daimei Telecom Engineering Corp.	35,400	287,542
Dainichi Co., Ltd.	17,300	130,658
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	75,000	282,508
*Dainippon Screen Manufacturing Co., Ltd.	254,000	1,426,137
#Dainippon Sumitomo Pharma Co., Ltd.	46,000	380,935
Daio Paper Corp.	60,000	496,783
Daisan Bank, Ltd. (The)	147,000	402,567
#Daiseki Co., Ltd.	5,925	130,563
Daishi Bank, Ltd. (The)	288,000	972,345
Daiso Co., Ltd.	42,000	104,522
*Daisue Construction Co., Ltd.	70,000	34,706
Daisyo Corp.	26,100	313,616
Daito Bank, Ltd. (The)	94,000	73,534
Daito Trust Construction Co., Ltd.	6,900	367,815
Daiwa House Industry Co., Ltd.	246,000	2,646,890
Daiwa Industries, Ltd.	40,000	205,298
Daiwa Securities Group, Inc.	499,000	2,580,982
#Daiwabo Holdings Co., Ltd.	136,000	367,871
DC Co., Ltd.	24,400	55,210
#DCM Japan Holdings Co., Ltd.	58,980	398,801
DeNa Co., Ltd.	29	235,117
Denki Kagaku Kogyo Kabushiki Kaisha	335,000	1,492,822
Denki Kogyo Co., Ltd.	53,000	292,559
Denso Corp.	125,500	3,662,492
#Dentsu, Inc.	53,200	1,448,011
Denyo Co., Ltd.	22,900	177,764
#Descente, Ltd.	43,000	262,871
DIC Corp.	345,000	739,397
*Dijet Industrial Co., Ltd.	13,000	19,663
#Disco Corp.	17,700	1,249,533
DMW Corp.	900	16,589
#Don Quijote Co., Ltd.	14,200	380,483
Doshisha Co., Ltd.	12,800	326,266
Doutor Nichires Holdings Co., Ltd.	20,823	311,880
Dowa Holdings Co., Ltd.	281,500	1,562,750
*Dr Ci:Labo Co., Ltd.	19	49,226
*Dream Incubator, Inc.	25	20,783
DTS Corp.	22,000	265,789
Duskin Co., Ltd.	51,700	900,200
#Dwango Co., Ltd.	46	83,160
Dydo Drinco, Inc.	11,400	422,966

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Dynic Corp.	14,000	$26,310
#eAccess, Ltd.	334	266,457
#Eagle Industry Co., Ltd.	26,000	190,993
*Earth Chemical Co., Ltd.	2,100	61,884
East Japan Railway Co.	19,000	1,270,982
#*Ebara Corp.	240,000	1,236,385
Echo Trading Co., Ltd.	3,000	32,750
#Edion Corp.	89,000	905,118
#Ehime Bank, Ltd. (The)	340,000	964,889
Eighteenth Bank, Ltd. (The)	161,000	451,952
Eiken Chemical Co., Ltd.	19,900	191,365
Eisai Co., Ltd.	11,500	393,053
Eizo Nanao Corp.	18,000	438,527
Electric Power Development Co., Ltd.	13,700	422,204
Elematec Corp.	11,600	140,282
*Elna Co., Ltd.	12,000	18,150
*Elpida Memory, Inc.	98,500	2,098,316
Enplas Corp.	16,100	307,507
#*Enshu, Ltd.	37,000	47,409
Ensuiko Sugar Refining Co., Ltd.	11,000	20,428
EPS Co., Ltd.	23	56,095
ESPEC Corp.	20,800	176,529
Exedy Corp.	35,400	934,005
Ezaki Glico Co., Ltd.	45,000	518,265
F&A Aqua Holdings, Inc.	600	6,247
*Faith, Inc.	686	81,841
FALCO SD HOLDINGS Co., Ltd.	5,700	58,060
#FamilyMart Co., Ltd.	13,500	465,241
#Fancl Corp.	16,800	298,370
Fanuc, Ltd.	6,000	708,515
#Fast Retailing Co., Ltd.	2,800	424,290
FCC Co., Ltd.	20,400	421,563
*FDK Corp.	65,000	107,948
FIDEA Holdings Co., Ltd.	15,800	26,004
Foster Electric Co., Ltd.	21,600	617,828
FP Corp.	6,100	280,816
#France Bed Holdings Co., Ltd.	119,000	182,124
F-Tech, Inc.	6,200	108,640
#*Fudo Tetra Corp.	128,400	92,714
#Fuji Co., Ltd.	11,600	205,922
Fuji Corp, Ltd.	35,400	128,011
#*Fuji Electric Holdings Co., Ltd.	575,000	1,727,232
*Fuji Electronics Co., Ltd.	11,800	150,809
*Fuji Fire & Marine Insurance Co., Ltd.	141,000	219,778
Fuji Furukawa Engineering & Co., Ltd.	9,000	17,866
*Fuji Heavy Industries, Ltd.	441,000	2,468,157
*Fuji Kiko Co., Ltd.	11,000	35,490
Fuji Kyuko Co., Ltd.	14,000	64,958
Fuji Oil Co., Ltd.	29,100	404,251
Fuji Oozx, Inc.	6,000	22,953
Fuji Seal International, Inc.	3,700	76,460
#Fuji Soft, Inc.	19,300	339,151
Fuji Television Network, Inc.	195	313,068
Fujibo Holdings, Inc.	69,000	109,934
Fujicco Co., Ltd.	31,600	358,323
FUJIFILM Holdings Corp.	144,900	4,965,940
Fujikura Kasei Co., Ltd.	28,600	149,955
Fujikura Rubber, Ltd.	18,900	72,728
Fujikura, Ltd.	352,000	1,880,299
Fujimi, Inc.	16,300	271,863
Fujimori Kogyo Co., Ltd.	8,500	122,491

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Fujita Kanko, Inc.	11,000	$45,591
Fujitec Co., Ltd.	79,000	458,700
Fujitsu Frontech, Ltd.	19,900	153,776
Fujitsu General, Ltd.	42,000	213,565
Fujitsu, Ltd.	297,292	2,090,546
#*Fujiya Co., Ltd.	46,000	97,779
*FuKoKu Co., Ltd.	6,700	55,129
Fukuda Corp.	42,000	78,384
Fukui Bank, Ltd. (The)	278,000	862,973
Fukuoka Financial Group, Inc.	447,000	1,939,434
Fukushima Bank, Ltd.	242,000	151,626
Fukusima Industries Corp.	5,100	43,747
Fukuyama Transporting Co., Ltd.	249,000	1,300,116
Fumakilla, Ltd.	16,000	77,681
Funai Consulting Co., Ltd.	10,500	61,340
Funai Electric Co., Ltd.	17,900	698,719
*Furukawa Co., Ltd.	339,000	417,984
Furukawa Electric Co., Ltd.	343,067	1,700,535
Furukawa-Sky Aluminum Corp.	85,000	200,965
#Furusato Industries, Ltd.	14,900	96,446
Fuso Pharmaceutical Industries, Ltd.	91,000	282,810
Futaba Corp.	45,500	924,810
#*Futaba Industrial Co., Ltd.	95,400	770,785
Future Architect, Inc.	69	27,026
Fuyo General Lease Co., Ltd.	19,200	555,058
G-7 Holdings, Inc.	6,000	38,948
#Gakken Holdings Co., Ltd.	98,000	213,617
Gecoss Corp.	22,500	92,646
GEO Co., Ltd.	103	111,706
GLOBERIDE, Inc.	27,000	33,210
#Glory, Ltd.	57,700	1,468,701
GMO Internet, Inc.	15,800	64,914
Godo Steel, Ltd.	171,000	470,805
#Goldcrest Co., Ltd.	14,680	401,519
#*Goldwin, Inc.	56,000	118,543
Gourmet Kineya Co., Ltd.	28,000	154,275
#GS Yuasa Corp.	140,000	997,507
#*GSI Creos Corp.	72,000	105,042
#Gulliver International Co., Ltd.	4,390	161,923
Gun Ei Chemical Industry Co., Ltd.	62,000	148,686
Gunma Bank, Ltd. (The)	331,000	1,785,565
Gunze, Ltd.	227,000	828,250
#H2O Retailing Corp.	92,000	640,466
Hachijuni Bank, Ltd. (The)	240,000	1,346,279
Hagoromo Foods Corp.	3,000	33,978
*Hakudo Co., Ltd.	2,800	24,879
Hakuhodo Dy Holdings, Inc.	23,070	1,310,552
Hakuto Co., Ltd.	17,800	186,272
Hamakyorex Co., Ltd.	3,200	85,557
Hamamatsu Photonics K.K.	24,300	693,173
Hankyu Hanshin Holdings, Inc.	317,000	1,476,811
Hanwa Co., Ltd.	122,000	520,539
Happinet Corp.	10,300	128,685
Harashin Narus Holdings Co., Ltd.	5,700	64,698
*Hard Off Corp.Co., Ltd.	2,600	11,682
Harima Chemicals, Inc.	22,000	125,498
Haruyama Trading Co., Ltd.	2,400	11,163
*Haseko Corp.	606,000	635,001
#*Hayashikane Sangyo Co., Ltd.	20,000	25,208
*Hazama Corp.	98,900	96,594
#Heiwa Corp.	32,600	315,218

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Heiwa Real Estate Co., Ltd.	196,000	$616,794
Heiwado Co., Ltd.	40,500	517,279
Hibiya Engineering, Ltd.	30,000	292,420
Hiday Hidaka Corp.	5,900	68,705
Higashi-Nippon Bank, Ltd.	135,000	248,624
Higo Bank, Ltd. (The)	185,000	1,005,272
#Hikari Tsushin, Inc.	15,200	306,115
Hino Motors, Ltd.	234,000	1,177,964
Hioki EE Corp.	700	14,466
#Hirose Electric Co., Ltd.	7,000	755,686
#Hiroshima Bank, Ltd. (The)	493,000	2,020,992
#HIS Co., Ltd.	10,700	219,171
Hisaka Works, Ltd.	14,000	159,874
Hisamitsu Pharmaceutical Co., Inc.	6,800	250,644
Hitachi Cable, Ltd.	173,000	492,206
Hitachi Chemical Co., Ltd.	67,900	1,474,610
#Hitachi Construction Machinery Co., Ltd.	72,700	1,545,850
Hitachi High-Technologies Corp.	67,500	1,471,710
#Hitachi Koki Co., Ltd.	62,800	695,601
Hitachi Kokusai Electric, Inc.	75,000	780,278
Hitachi Medical Corp.	36,000	321,626
Hitachi Metals Techno, Ltd.	3,500	15,733
#Hitachi Metals, Ltd.	55,000	590,160
Hitachi Tool Engineering, Ltd.	23,100	284,965
Hitachi Transport System, Ltd.	42,800	619,096
#Hitachi Zosen Corp.	390,000	552,521
*Hitachi, Ltd.	4,000	17,580
*Hitachi, Ltd. Sponsored ADR	102,056	4,477,197
Hochiki Corp.	15,000	83,344
#Hodogaya Chemical Co., Ltd.	78,000	296,337
Hogy Medical Co., Ltd.	5,400	270,696
Hohsui Corp.	11,000	15,414
Hokkaido Electric Power Co., Inc.	27,400	531,672
Hokkaido Gas Co., Ltd.	80,000	207,315
Hokkan Holdings, Ltd.	61,000	173,678
Hokko Chemical Industry Co., Ltd.	25,000	84,080
#Hokkoku Bank, Ltd. (The)	255,000	904,992
Hokuetsu Bank, Ltd. (The)	208,000	337,010
Hokuetsu Industries Co., Ltd.	10,000	18,627
Hokuetsu Kishu Paper Co., Ltd.	167,295	843,479
*Hokuhoku Financial Group, Inc.	687,000	1,366,009
#Hokuriku Electric Industry Co., Ltd.	35,000	69,820
Hokuriku Electric Power Co., Inc.	19,500	403,528
Hokuriku Electrical Construction Co., Ltd.	6,000	17,054
Hokuto Corp.	6,100	130,123
Honda Motor Co., Ltd.	16,400	554,936
Honda Motor Co., Ltd. Sponsored ADR	409,732	13,844,844
#*Honeys Co., Ltd.	13,520	136,724
Horiba, Ltd.	28,700	847,011
Horipro, Inc.	13,300	102,430
Hosiden Corp.	54,100	683,214
Hosokawa Micron Corp.	36,000	152,799
#House Foods Corp.	60,400	871,409
*Howa Machinery, Ltd.	123,000	117,256
Hoya Corp.	22,900	633,390
Hyakugo Bank, Ltd. (The)	217,000	976,063
Hyakujishi Bank, Ltd. (The)	301,000	1,230,537
*I Metal Technology Co., Ltd.	14,000	25,092
Ibiden Co., Ltd.	33,400	1,202,737
IBJ Leasing Co., Ltd.	11,400	234,913
*Ichibanya Co., Ltd.	300	7,509

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Ichiken Co., Ltd.	22,000	$31,483
#*Ichikoh Industries, Ltd.	39,000	67,065
ICHINEN HOLDINGS Co., Ltd.	17,600	79,047
Ichiyoshi Securities Co., Ltd.	33,700	242,852
Icom, Inc.	11,200	308,824
Idec Corp.	25,900	248,705
Idemitsu Kosan Co., Ltd.	16,500	1,366,776
Ihara Chemical Industry Co., Ltd.	47,000	136,455
IHI Corp.	811,000	1,623,123
Iida Home Max	16,400	162,996
#Iino Kaiun Kaisha, Ltd.	28,400	181,867
#*Ikegami Tsushinki Co., Ltd.	54,000	50,568
#*Image Holdings Co., Ltd.	7,400	23,555
#Imasen Electric Industrial Co., Ltd.	15,100	250,001
Imperial Hotel, Ltd.	7,550	154,819
#*Impress Holdings, Inc.	9,100	20,113
Inaba Denki Sangyo Co., Ltd.	11,000	271,701
Inaba Seisakusho Co., Ltd.	16,300	165,417
Inabata & Co., Ltd.	50,700	254,470
Inageya Co., Ltd.	23,000	235,204
Ines Corp.	36,600	310,360
I-Net Corp.	7,400	36,951
Information Services International-Dentsu, Ltd.	13,900	106,878
Innotech Corp.	12,000	93,820
*Inpex Corp.	62	436,301
Intage, Inc.	4,000	76,476
Internet Initiative Japan, Inc.	93	230,823
Inui Steamship Co., Ltd.	17,500	128,195
Inui Warehouse Co., Ltd.	5,000	32,899
#*Invoice, Inc.	2,790	42,349
ISE Chemicals Corp.	9,000	56,415
#*Iseki & Co., Ltd.	105,000	331,188
Isetan Mitsukoshi Holdings, Ltd.	154,040	1,778,979
#*Ishihara Sangyo Kaisha, Ltd.	411,000	373,258
#Ishii Hyoki Co., Ltd.	4,400	55,105
#Ishii Iron Works Co., Ltd.	23,000	44,373
Ishizuka Glass Co., Ltd.	12,000	28,433
*Isuzu Motors, Ltd.	956,000	3,041,652
IT Holdings Corp.	24,900	356,192
#ITC Networks Corp.	3,600	19,749
#ITO EN, Ltd.	25,700	398,735
ITOCHU Corp.	553,000	4,791,003
Itochu Enex Co., Ltd.	53,300	263,840
Itochu Techno-Solutions Corp.	19,100	721,427
Itochu-Shokuhin Co., Ltd.	11,200	354,604
Itoham Foods, Inc.	140,000	509,508
Itoki Corp.	45,100	137,595
#Iwai Securities Co., Ltd.	1,900	13,796
#Iwasaki Electric Co., Ltd.	76,000	176,750
Iwatani International Corp.	100,000	289,081
*Iwatsu Electric Co., Ltd.	84,000	78,821
Iyo Bank, Ltd. (The)	117,000	1,089,025
Izumi Co., Ltd.	38,900	554,449
Izumiya Co., Ltd.	93,000	488,697
#*Izutsuya Co., Ltd.	70,000	50,218
J Front Retailing Co., Ltd.	473,600	2,758,196
Jalux, Inc.	2,800	20,217
Jamco Corp.	8,000	43,861
#*Janome Sewing Machine Co., Ltd.	182,000	151,137
#Japan Airport Terminal Co., Ltd.	29,400	467,382
#Japan Aviation Electronics Industry, Ltd.	64,000	478,788

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Japan Business Computer Co., Ltd.	13,800	$85,809
Japan Carlit Co., Ltd.	16,300	82,315
Japan Cash Machine Co., Ltd.	13,600	124,957
Japan Digital Laboratory Co., Ltd.	23,500	286,119
Japan Foundation Engineering Co., Ltd.	8,600	19,869
Japan Kenzai Co., Ltd.	10,700	39,649
Japan Medical Dynamic Marketing, Inc.	2,600	7,747
#Japan Petroleum Exploration Co., Ltd.	8,300	423,846
Japan Pulp & Paper Co., Ltd.	102,000	360,857
Japan Radio Co., Ltd.	98,000	258,286
Japan Steel Works, Ltd. (The)	16,000	175,246
Japan Tobacco, Inc.	194	672,296
Japan Transcity Corp.	61,000	201,415
Japan Vilene Co., Ltd.	45,000	209,035
Japan Wool Textile Co., Ltd. (The)	88,000	692,347
Jastec Co., Ltd.	16,200	92,773
JBIS Holdings, Inc.	27,500	89,548
Jeans Mate Corp.	5,400	22,402
#Jeol, Ltd.	62,000	223,865
JFE Holdings, Inc.	61,400	2,189,640
JFE Shoji Holdings, Inc.	109,000	561,786
JGC Corp.	19,000	328,077
*Jidosha Buhin Kogyo Co., Ltd.	16,000	50,546
JMS Co., Ltd.	40,000	165,323
Joban Kosan Co., Ltd.	79,000	116,668
J-Oil Mills, Inc.	75,000	247,466
#Joshin Denki Co., Ltd.	35,000	340,318
Joyo Bank, Ltd. (The)	315,000	1,310,357
JS Group Corp.	135,440	2,656,239
JSP Corp.	30,400	358,127
JSR Corp.	39,400	797,652
JTEKT Corp.	145,800	1,675,322
#*Juki Corp.	106,000	205,114
Juroku Bank, Ltd.	267,000	1,008,243
#*JVC Kenwood Holdings, Inc.	409,300	220,824
*JX Holdings, Inc.	1,031,270	5,752,760
K.R.S. Corp.	11,500	107,445
#kabu.com Securities Co., Ltd.	12,600	65,138
Kabuki-Za Co., Ltd.	1,000	38,388
#Kadokawa Holdings, Inc.	24,200	558,123
#Kaga Electronics Co., Ltd.	22,800	245,982
#Kagome Co., Ltd.	22,500	381,531
Kagoshima Bank, Ltd. (The)	145,000	954,098
#Kajima Corp.	707,000	1,796,397
Kakaku.com, Inc.	48	180,717
Kaken Pharmaceutical Co., Ltd.	40,000	324,414
Kameda Seika Co., Ltd.	21,600	386,118
Kamei Corp.	29,000	140,281
Kamigumi Co., Ltd.	253,000	2,089,773
Kanaden Corp.	24,000	129,795
Kanagawa Chuo Kotsu Co., Ltd.	11,000	57,994
Kanamoto Co., Ltd.	30,000	146,780
Kandenko Co., Ltd.	60,000	391,529
Kaneka Corp.	289,000	1,823,853
*Kanematsu Corp.	389,000	353,984
Kanematsu Electronics, Ltd.	44,900	396,422
Kansai Electric Power Co., Inc.	47,500	1,056,901
Kansai Paint Co., Ltd.	133,000	1,008,129
Kanto Auto Works, Ltd.	23,746	193,181
#Kanto Denka Kogyo Co., Ltd.	40,000	293,596
Kanto Natural Gas Development Co., Ltd.	43,000	233,224

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kao Corp.	23,000	$560,784
Kappa Create Co., Ltd.	2,250	45,681
Kasai Kogyo Co., Ltd.	37,000	151,337
Kasumi Co., Ltd.	32,600	167,108
Katakura Chikkarin Co., Ltd.	20,000	62,373
Katakura Industries Co., Ltd.	18,600	181,173
Kato Sangyo Co., Ltd.	22,200	345,436
Kato Works Co., Ltd.	58,000	134,690
#KAWADA TECHNOLOGIES, Inc.	2,300	38,447
#Kawai Musical Instruments Manufacturing Co., Ltd.	80,000	158,065
Kawakin Holdings Co., Ltd.	10,000	29,384
#Kawasaki Heavy Industries, Ltd.	424,000	1,329,242
Kawasaki Kasei Chemicals, Ltd.	23,000	30,330
Kawasaki Kinkai Kisen Kaisha, Ltd.	28,000	92,052
*Kawasaki Kisen Kaisha, Ltd.	588,000	2,499,007
#*Kawashima Selkon Textiles Co., Ltd.	85,000	74,870
Kawasumi Laboratories, Inc.	22,000	163,373
*Kayaba Industry Co., Ltd.	163,000	618,759
KDDI Corp.	190	916,090
#Keihan Electric Railway Co., Ltd.	70,000	281,032
Keihin Co., Ltd. (The)	59,000	71,622
Keihin Corp.	36,500	691,816
#Keihin Electric Express Railway Co., Ltd.	88,000	737,815
Keio Corp.	125,000	808,270
Keisei Electric Railway Co., Ltd.	166,000	982,770
Keiyo Bank, Ltd. (The)	227,000	1,055,636
#Keiyo Co., Ltd.	32,700	161,477
#*Kenedix, Inc.	1,230	427,141
Kentucky Fried Chicken Japan, Ltd.	5,000	91,623
#Kewpie Corp.	70,100	772,738
#Key Coffee, Inc.	17,900	298,079
Keyence Corp.	1,869	446,588
#Kikkoman Corp.	86,050	956,420
#Kimoto Co., Ltd.	17,200	146,423
Kimura Chemical Plants Co., Ltd.	4,100	37,431
Kinden Corp.	128,000	1,135,860
#*Kinki Nippon Tourist Co., Ltd.	94,000	97,892
Kinki Sharyo Co., Ltd.	21,000	138,815
#Kintetsu Corp.	128,000	404,807
#Kintetsu World Express, Inc.	10,300	245,721
#Kinugawa Rubber Industrial Co., Ltd.	25,000	110,127
Kirin Holdings Co., Ltd.	105,000	1,504,309
Kirindo Co., Ltd.	2,700	12,135
#Kisoji Co., Ltd.	15,900	326,572
Kissei Pharmaceutical Co., Ltd.	22,000	478,039
*Kitagawa Iron Works Co., Ltd.	84,000	149,378
Kita-Nippon Bank, Ltd. (The)	6,700	176,169
Kitano Construction Corp.	89,000	197,221
*Kito Corp.	67	75,746
Kitz Corp.	108,000	615,634
Kiyo Holdings, Inc.	598,000	780,792
Koa Corp.	39,000	466,615
Koatsu Gas Kogyo Co., Ltd.	25,000	140,517
Kobayashi Pharmaceutical Co., Ltd.	10,700	431,891
Kobayashi Yoko Co., Ltd.	1,900	5,882
Kobe Steel, Ltd.	691,000	1,542,246
Koekisha Co., Ltd.	1,800	29,674
Kohnan Shoji Co., Ltd.	28,900	368,517
Kohsoku Corp.	5,000	37,218
#Koike Sanso Kogyo Co., Ltd.	40,000	119,097
*Koito Industries, Ltd.	18,000	36,465

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Koito Manufacturing Co., Ltd.	51,000	$839,911
#Kojima Co., Ltd.	27,200	231,455
Kokuyo Co., Ltd.	85,864	801,277
Komai Tekko, Inc.	33,000	75,826
Komatsu Seiren Co., Ltd.	39,000	161,690
Komatsu Wall Industry Co., Ltd.	9,900	107,090
Komatsu, Ltd.	54,600	1,100,590
Komeri Co., Ltd.	14,400	366,264
Komori Corp.	95,600	1,263,879
Konaka Co., Ltd.	27,380	110,839
Konami Co., Ltd.	8,000	155,208
#Konami Corp. ADR	19,770	392,533
Konica Minolta Holdings, Inc.	158,000	1,998,575
Konishi Co., Ltd.	18,400	212,186
*Kosaido Co., Ltd.	13,700	27,955
#Kose Corp.	18,000	419,113
Kosei Securities Co., Ltd.	58,000	63,961
#K’s Holdings Corp.	26,520	704,215
KU Holdings Co., Ltd.	4,400	18,653
Kubota Corp.	9,000	79,049
#Kubota Corp. Sponsored ADR	46,500	2,033,910
*Kumagai Gumi Co., Ltd.	168,000	143,773
#Kumiai Chemical Industry Co., Ltd.	79,000	234,587
Kura Corp.	5,200	91,919
#Kurabo Industries, Ltd.	230,000	413,882
Kuraray Co., Ltd.	95,500	1,250,194
Kuraudia Co., Ltd.	1,200	16,485
Kureha Corp.	92,000	453,234
*Kurimoto, Ltd.	124,000	229,040
Kurita Water Industries, Ltd.	11,600	335,432
Kuroda Electric Co., Ltd.	32,300	487,876
#Kurosaki Harima Corp.	57,000	289,707
Kyocera Corp.	3,300	331,341
Kyocera Corp. Sponsored ADR	28,900	2,839,425
Kyoden Co., Ltd.	7,000	13,496
Kyodo Printing Co., Ltd.	89,000	259,400
Kyodo Shiryo Co., Ltd.	76,000	97,532
Kyoei Sangyo Co., Ltd.	21,000	49,539
Kyoei Steel, Ltd.	10,100	187,403
Kyoei Tanker Co., Ltd.	26,000	62,539
Kyokuto Boeki Kaisha, Ltd.	10,000	17,334
Kyokuto Kaihatsu Kogyo Co., Ltd.	37,400	142,726
Kyokuto Securities Co., Ltd.	26,800	227,681
Kyokuyo Co., Ltd.	65,000	130,158
Kyorin Co., Ltd.	32,000	460,184
Kyoritsu Maintenance Co., Ltd.	11,640	191,379
Kyosan Electric Manufacturing Co., Ltd.	57,000	287,494
#Kyoto Kimono Yuzen Co., Ltd.	10,600	98,123
Kyowa Exeo Corp.	49,700	409,847
*Kyowa Hakko Kirin Co., Ltd.	92,000	965,322
Kyowa Leather Cloth Co., Ltd.	13,100	55,518
Kyudenko Corp.	67,000	389,423
Kyushu Electric Power Co., Inc.	29,400	594,787
#*Laox Co., Ltd.	26,000	31,061
Lawson, Inc.	10,200	450,325
*LEC, Inc.	2,500	43,174
Leopalace21 Corp.	98,600	612,988
Life Corp.	10,000	164,721
Lintec Corp.	33,000	626,852
Lion Corp.	82,000	408,783
*Lonseal Corp.	23,000	28,820

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Look, Inc.	26,000	$40,958
#M3, Inc.	13	47,045
Mabuchi Motor Co., Ltd.	19,900	1,096,845
Macnica, Inc.	10,300	237,603
#Maeda Corp.	120,000	401,130
Maeda Road Construction Co., Ltd.	87,000	745,726
#*Maezawa Industries, Inc.	3,100	6,981
Maezawa Kasei Industries Co., Ltd.	14,200	136,674
Maezawa Kyuso Industries Co., Ltd.	14,600	193,897
*Magara Construction Co., Ltd.	7,000	—
*Makino Milling Machine Co., Ltd.	127,000	880,231
#Makita Corp.	14,000	433,954
Makita Corp. Sponsored ADR	12,696	390,783
*Mamiya-Op Co., Ltd.	43,000	40,934
#Mandom Corp.	8,100	214,852
Marche Corp.	2,000	15,198
Mars Engineering Corp.	6,100	120,710
Marubeni Corp.	652,359	3,849,146
Marubun Corp.	27,100	199,519
Marudai Food Co., Ltd.	133,000	367,872
Maruei Department Store Co., Ltd.	38,000	58,484
#Maruetsu, Inc. (The)	54,000	225,263
#Maruha Nichiro Holdings, Inc.	220,815	310,576
#Marui Group Co., Ltd.	219,600	1,735,999
#Maruichi Steel Tube, Ltd.	35,800	687,922
Maruka Machinery Co., Ltd.	4,000	30,204
#Marusan Securities Co., Ltd.	77,700	471,610
Maruwa Co., Ltd.	9,700	204,997
#*Maruyama Manufacturing Co, Inc.	47,000	101,989
Maruzen Showa Unyu Co., Ltd.	67,000	244,208
Maspro Denkoh Corp.	17,100	167,175
#Matsuda Sangyo Co., Ltd.	9,962	177,500
Matsui Construction Co., Ltd.	27,000	98,663
#Matsui Securities Co., Ltd.	22,400	168,240
Matsumotokiyoshi Holdings Co., Ltd.	13,400	300,530
#*Matsuya Co., Ltd.	14,000	148,892
#Matsuya Foods Co., Ltd.	13,100	188,180
Max Co., Ltd.	26,000	281,735
Maxvalu Tokai Co., Ltd.	11,600	128,145
Mazda Motor Corp.	656,000	1,937,214
MEC Co., Ltd.	20,100	126,639
Medipal Holdings Corp.	61,700	769,251
#Megachips Corp.	11,900	174,656
Megane TOP Co., Ltd.	2,700	22,660
Megmilk Snow Brand Co., Ltd.	14,600	245,874
#Meidensha Corp.	140,000	640,184
#Meiji Holdings Co., Ltd.	34,610	1,249,452
Meiji Shipping Co., Ltd.	6,200	31,450
Meitec Corp.	3,800	79,783
#Meito Sangyo Co., Ltd.	5,800	79,152
Meito Transportation Co., Ltd.	1,300	10,912
Meiwa Estate Co., Ltd.	23,600	167,903
*Meiwa Trading Co., Ltd.	21,800	65,791
Melco Holdings, Inc.	9,600	267,388
Mercian Corp.	84,000	172,791
Mesco, Inc.	6,000	30,575
Michinoku Bank, Ltd. (The)	130,000	255,826
*Mie Bank, Ltd. (The)	19,000	50,572
Mikuni Coca-Cola Bottling Co., Ltd.	41,800	331,360
*Mikuni Corp.	7,000	13,343
Milbon Co., Ltd.	4,800	111,229

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mimasu Semiconductor Industry Co., Ltd.	15,400	$228,616
Minato Bank, Ltd. (The)	193,000	249,638
Minebea Co., Ltd.	142,000	823,974
Ministop Co., Ltd.	11,200	161,824
#Miraca Holdings, Inc.	20,800	670,063
Miroku Jyoho Service Co., Ltd.	9,000	21,629
*Misawa Homes Co., Ltd.	17,200	83,540
Misawa Resort Co., Ltd.	6,000	10,989
Misumi Group, Inc.	12,800	255,118
Mitani Corp.	6,000	36,276
Mito Securities Co., Ltd.	55,000	134,050
*Mitsuba Corp.	41,000	253,892
Mitsubishi Chemical Holdings Corp.	634,500	3,386,418
Mitsubishi Corp.	350,500	8,302,608
Mitsubishi Electric Corp.	186,000	1,657,723
Mitsubishi Estate Co., Ltd.	37,073	668,333
Mitsubishi Gas Chemical Co., Inc.	375,000	2,261,237
Mitsubishi Heavy Industries, Ltd.	836,000	3,367,474
Mitsubishi Kakoki Kaisha, Ltd.	46,000	123,126
Mitsubishi Logistics Corp.	112,000	1,464,362
*Mitsubishi Materials Corp.	603,200	1,807,994
#*Mitsubishi Motors Corp.	357,000	488,896
*Mitsubishi Paper Mills, Ltd.	279,000	352,352
Mitsubishi Pencil Co., Ltd.	35,900	529,317
*Mitsubishi Steel Manufacturing Co., Ltd.	141,000	348,357
#Mitsubishi Tanabe Pharma Corp.	116,000	1,534,784
Mitsubishi UFJ Financial Group, Inc.	1,178,100	6,139,120
#Mitsubishi UFJ Financial Group, Inc. ADR	1,847,677	9,552,490
Mitsuboshi Belting, Ltd.	79,000	389,521
Mitsui & Co., Ltd.	19,000	285,553
#Mitsui & Co., Ltd. Sponsored ADR	15,592	5,117,918
#Mitsui Chemicals, Inc.	582,065	1,911,916
#Mitsui Engineering & Shipbuilding Co., Ltd.	391,000	1,041,672
Mitsui Fudosan Co., Ltd.	49,000	907,444
#*Mitsui High-Tec, Inc.	30,300	260,549
Mitsui Home Co., Ltd.	46,000	279,592
Mitsui Knowledge Industry Co., Ltd.	1,115	201,662
Mitsui Matsushima Co., Ltd.	92,000	184,580
Mitsui Mining & Smelting Co., Ltd.	588,000	1,611,288
Mitsui O.S.K. Lines, Ltd.	342,000	2,556,854
Mitsui Sugar Co., Ltd.	75,000	253,236
Mitsui-Soko Co., Ltd.	69,000	280,825
Mitsumi Electric Co., Ltd.	78,900	1,716,848
Mitsumura Printing Co., Ltd.	15,000	50,183
Mitsuuroko Co., Ltd.	33,700	239,492
#Miura Co., Ltd.	15,800	386,340
*Miyaji Engineering Group, Inc.	37,000	44,393
#*Miyakoshi Corp.	4,700	29,872
*Miyano Machinery, Inc.	5,000	6,084
Miyazaki Bank, Ltd. (The)	143,000	422,137
Miyoshi Oil & Fat Co., Ltd.	76,000	121,797
#Mizuho Financial Group, Inc.	1,009,000	1,942,856
#*Mizuho Investors Securities Co., Ltd.	308,000	318,771
Mizuho Securities Co., Ltd.	428,000	1,185,457
#*Mizuho Trust & Banking Co., Ltd.	136,000	133,864
#Mizuno Corp.	107,000	476,581
Mochida Pharmaceutical Co., Ltd.	32,000	304,841
#Modec, Inc.	4,200	76,806
#Monex Group, Inc.	984	472,683
#Mori Seiki Co., Ltd.	48,700	581,796
Morinaga & Co., Ltd.	113,000	248,542

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Morinaga Milk Industry Co., Ltd.	218,000	$880,733
Morita Holdings Corp.	43,000	217,987
Morozoff, Ltd.	48,000	152,666
Mory Industries, Inc.	42,000	151,576
#MOS Food Services, Inc.	22,000	356,741
Moshi Moshi Hotline, Inc.	900	18,522
MR Max Corp.	35,900	169,607
MS&AD Insurance Group Holdings, Inc.	200,774	5,770,758
Murata Manufacturing Co., Ltd.	42,300	2,503,257
Musashino Bank, Ltd.	41,700	1,237,056
*Mutoh Holdings Co., Ltd.	43,000	70,355
Nabtesco Corp.	36,000	453,684
Nac Co., Ltd.	3,300	30,983
Nachi-Fujikoshi Corp.	206,000	618,609
*Nagaileben Co., Ltd.	7,300	165,600
Nagano Bank, Ltd. (The)	71,000	139,325
Nagase & Co., Ltd.	108,000	1,288,292
Nagatanien Co., Ltd.	7,000	64,430
#Nagoya Railroad Co., Ltd.	179,000	499,077
#*Naigai Co., Ltd.	28,000	16,319
Naikai Zosen Corp.	3,000	9,939
Nakabayashi Co., Ltd.	56,000	120,119
Nakamuraya Co., Ltd.	25,000	121,575
Nakano Corp.	18,000	43,271
*Nakayama Steel Works, Ltd.	114,000	188,806
#Namco Bandai Holdings, Inc.	168,700	1,683,342
#Nankai Electric Railway Co., Ltd.	85,000	332,735
#Nanto Bank, Ltd. (The)	221,000	1,179,326
*Natori Co., Ltd.	900	7,979
NEC Capital Solutions, Ltd.	18,800	258,568
NEC Corp.	1,075,800	3,542,078
NEC Fielding, Ltd.	13,200	177,884
NEC Mobiling, Ltd.	12,000	303,498
NEC Networks & System Integration Corp.	14,400	176,172
Net One Systems Co., Ltd.	272	394,274
*Netmarks, Inc.	32	7,151
Neturen Co., Ltd.	35,900	280,272
#*New Japan Radio Co., Ltd.	33,000	108,616
New Tachikawa Aircraft Co., Ltd.	1,600	101,454
NGK Insulators, Ltd.	29,000	571,531
#NGK Spark Plug Co., Ltd.	130,000	1,764,028
NHK Spring Co., Ltd.	130,000	1,248,948
NIC Corp.	2,300	9,658
Nice Holdings, Inc.	88,000	190,525
Nichia Steel Works, Ltd.	47,000	138,002
Nichias Corp.	116,000	495,112
Nichiban Co., Ltd.	38,000	128,452
#Nichicon Corp.	69,200	926,276
Nichiden Corp.	3,900	106,391
Nichiha Corp.	27,100	274,342
Nichii Gakkan Co	30,800	301,418
#Nichimo Co., Ltd.	15,000	25,769
*Nichimo Corp.	90,000	—
Nichirei Corp.	201,000	796,784
Nichireki Co., Ltd.	22,000	110,893
Nidec Copal Corp.	14,400	239,522
Nidec Corp.	4,200	429,589
#Nidec Corp. ADR	9,900	255,816
#Nidec Sankyo Corp.	38,000	335,019
#Nidec Tosok Corp.	11,400	217,031
Nifco, Inc.	53,800	1,203,096

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
NIFTY Corp.	94	$78,993
Nihon Chouzai Co., Ltd.	5,750	170,414
#Nihon Dempa Kogyo Co., Ltd.	18,000	390,833
#Nihon Eslead Corp.	5,700	58,640
#*Nihon Inter Electronics Corp.	19,200	34,428
Nihon Kagaku Sangyo Co., Ltd.	3,000	22,360
Nihon Kohden Corp.	21,800	417,288
#Nihon Nohyaku Co., Ltd.	39,000	216,395
Nihon Parkerizing Co., Ltd.	33,000	472,314
*Nihon Spindle Manufacturing Co., Ltd.	46,000	83,708
*Nihon Trim Co., Ltd.	150	3,037
Nihon Unisys, Ltd.	36,200	288,459
Nihon Yamamura Glass Co., Ltd.	113,000	367,968
#Nikkiso Co., Ltd.	57,000	446,611
Nikko Co., Ltd.	28,000	74,579
Nikon Corp.	47,000	1,066,951
Nintendo Co., Ltd.	4,500	1,511,674
Nippo Corp.	55,000	424,504
Nippon Beet Sugar Manufacturing Co., Ltd.	148,000	356,221
*Nippon Carbide Industries Co., Inc.	44,000	90,300
Nippon Carbon Co., Ltd.	100,000	360,532
Nippon Ceramic Co., Ltd.	19,200	235,361
Nippon Chemical Industrial Co., Ltd.	81,000	199,045
*Nippon Chemi-Con Corp.	166,000	686,911
#Nippon Chemiphar Co., Ltd.	12,000	36,697
Nippon Chutetsukan K.K.	15,000	24,705
Nippon Chuzo K.K.	27,000	33,078
Nippon Coke & Engineering Co., Ltd.	29,000	53,914
Nippon Concrete Industries Co., Ltd.	33,000	55,296
#Nippon Denko Co., Ltd.	28,000	197,896
Nippon Densetsu Kogyo Co., Ltd.	52,000	488,115
Nippon Denwa Shisetu Co., Ltd.	52,000	161,566
Nippon Electric Glass Co., Ltd.	108,000	1,646,930
Nippon Express Co., Ltd.	448,000	2,110,669
Nippon Felt Co., Ltd.	15,100	68,097
Nippon Filcon Co., Ltd.	16,300	90,062
Nippon Fine Chemical Co., Ltd.	23,600	163,654
Nippon Flour Mills Co., Ltd.	150,000	710,993
*Nippon Formula Feed Manufacturing Co., Ltd.	65,000	88,113
#Nippon Gas Co., Ltd.	16,800	233,502
Nippon Hume Corp.	31,000	97,959
Nippon Jogesuido Sekkei Co., Ltd.	82	93,848
Nippon Kanzai Co., Ltd.	2,800	44,980
#Nippon Kasei Chemical Co., Ltd.	32,000	62,214
Nippon Kayaku Co., Ltd.	159,000	1,397,577
#*Nippon Kinzoku Co., Ltd.	68,000	125,907
Nippon Koei Co., Ltd.	78,000	238,092
Nippon Konpo Unyu Soko Co., Ltd.	57,000	678,194
*Nippon Koshuha Steel Co., Ltd.	105,000	131,932
*Nippon Light Metal Co., Ltd.	606,000	878,542
Nippon Meat Packers, Inc.	159,000	2,008,548
#Nippon Metal Industry Co., Ltd.	146,000	222,642
#Nippon Paint Co., Ltd.	191,000	1,217,953
Nippon Paper Group, Inc.	61,002	1,713,214
Nippon Parking Development Co., Ltd.	143	7,143
#Nippon Pillar Packing Co., Ltd.	22,000	155,560
*Nippon Piston Ring Co., Ltd.	77,000	98,877
Nippon Road Co., Ltd. (The)	88,000	230,500
Nippon Seiki Co., Ltd.	41,000	450,921
Nippon Seisen Co., Ltd.	36,000	171,059
Nippon Sheet Glass Co., Ltd.	608,000	1,997,158

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Shinyaku Co., Ltd.	66,000	$759,716
Nippon Shokubai Co., Ltd.	115,000	1,039,537
Nippon Signal Co., Ltd.	82,600	710,727
Nippon Soda Co., Ltd.	162,000	726,058
Nippon Steel Corp.	390,000	1,383,665
Nippon Steel Trading Co., Ltd.	66,000	177,177
#Nippon Suisan Kaisha, Ltd.	240,800	696,789
Nippon Synthetic Chemical Industry Co., Ltd. (The)	65,000	458,512
#*Nippon Telegraph & Telephone Corp. ADR	58,300	1,182,907
Nippon Telegraph & Telephone Corp.	5,100	207,588
Nippon Television Network Corp.	2,120	316,837
Nippon Thompson Co., Ltd.	92,000	623,914
*Nippon Tungsten Co., Ltd.	10,000	17,271
#Nippon Valqua Industries, Ltd.	82,000	188,327
#*Nippon Yakin Kogyo Co., Ltd.	133,500	494,156
Nippon Yusen K.K.	575,904	2,367,667
*Nippon Yusoki Co., Ltd.	29,000	67,273
Nipro Corp.	63,000	1,192,166
*NIS Group Co., Ltd.	191,604	57,194
*NIS Group Co., Ltd. ADR	30,800	4,620
Nishimatsu Construction Co., Ltd.	366,000	518,943
Nishimatsuya Chain Co., Ltd.	29,000	326,580
Nishi-Nippon Bank, Ltd.	670,000	1,928,177
Nishi-Nippon Railroad Co., Ltd.	148,000	560,244
Nishishiba Electric Co., Ltd.	10,000	17,395
Nissan Chemical Industries, Ltd.	24,000	324,177
*Nissan Motor Co., Ltd.	659,900	5,741,894
#Nissan Shatai Co., Ltd.	89,000	667,236
Nissei Corp.	20,100	157,301
*Nissei Plastic Industrial Co., Ltd.	7,600	26,051
Nissen Holdings Co., Ltd.	26,400	108,065
#Nissha Printing Co., Ltd.	7,900	275,777
Nisshin Fudosan Co., Ltd.	9,900	71,729
#Nisshin Oillio Group, Ltd. (The)	145,000	764,134
Nisshin Seifun Group, Inc.	52,700	647,828
Nisshin Steel Co., Ltd.	618,000	1,306,824
#Nisshinbo Holdings, Inc.	126,000	1,338,340
Nissin Corp.	82,000	185,645
#Nissin Electric Co., Ltd.	32,000	164,291
Nissin Foods Holdings Co., Ltd.	17,575	591,189
Nissin Kogyo Co., Ltd.	40,300	655,224
Nissin Sugar Manufacturing Co., Ltd.	47,000	99,964
Nissui Pharmaceutical Co., Ltd.	17,700	128,831
Nitchitsu Co., Ltd.	11,000	29,909
Nitori Co., Ltd.	4,500	353,864
Nitta Corp.	28,800	453,512
Nittan Valve Co., Ltd.	24,000	83,652
Nittetsu Mining Co., Ltd.	73,000	325,006
#Nitto Boseki Co., Ltd.	291,000	650,709
Nitto Denko Corp.	60,600	2,367,885
Nitto FC Co., Ltd.	5,000	27,567
#Nitto Kogyo Corp.	35,100	369,749
Nitto Kohki Co., Ltd.	10,000	215,277
Nitto Seiko Co., Ltd.	39,000	147,382
*Nittoc Construction Co., Ltd.	29,000	20,952
*NKSJ Holdings, Inc.	544,800	3,955,433
Noevir Co., Ltd.	9,000	95,289
#NOF Corp.	141,000	549,937
Nohmi Bosai, Ltd.	31,000	193,891
NOK Corp.	108,000	1,835,780
Nomura Co., Ltd.	52,000	196,712

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nomura Holdings, Inc.	107,000	$739,596
Nomura Holdings, Inc. ADR	402,117	2,770,586
Nomura Real Estate Holdings, Inc.	44,200	783,063
#Nomura Research Institute, Ltd.	8,500	216,867
Noritake Co., Ltd.	130,000	453,851
Noritsu Koki Co., Ltd.	19,600	155,710
Noritz Corp.	18,300	277,934
NS Solutions Corp.	13,300	300,209
#NSD Co., Ltd.	28,300	346,309
#NSK, Ltd.	290,000	2,212,139
NTN Corp.	463,000	2,033,206
NTT Data Corp.	81	292,450
NTT DoCoMo, Inc.	1,077	1,675,588
#NTT DoCoMo, Inc. Sponsored ADR	44,600	691,746
*Oak Capital Corp.	101,000	29,062
*Obara Corp.	7,100	82,332
Obayashi Corp.	357,000	1,595,134
Obayashi Road Corp.	34,000	79,265
Obic Business Consultants Co., Ltd.	2,550	141,822
Obic Co., Ltd.	4,490	900,544
#Odakyu Electric Railway Co., Ltd.	50,000	417,359
Oenon Holdings, Inc.	45,000	98,929
Ogaki Kyoritsu Bank, Ltd. (The)	278,000	910,138
Ohara, Inc.	9,500	154,186
Oie Sangyo Co., Ltd.	1,200	10,713
Oiles Corp.	24,068	395,608
Oita Bank, Ltd. (The)	138,000	484,692
Oji Paper Co., Ltd.	449,000	2,115,220
Okabe Co., Ltd.	54,900	209,490
Okamoto Industries, Inc.	51,000	206,639
*Okamoto Machine Tool Works, Ltd.	24,000	42,798
Okamura Corp.	77,000	462,420
Okano Valve Manufacturing Co.	4,000	39,034
Okasan Securities Group, Inc.	164,000	742,745
Okaya Electric Industries Co., Ltd.	4,400	15,894
*Oki Electric Cable Co., Ltd.	12,000	17,012
*Oki Electric Industry Co., Ltd.	561,000	581,383
Okinawa Electric Power Co., Ltd.	6,780	381,828
#*OKK Corp.	71,000	107,120
#*OKUMA Corp.	147,000	1,042,930
Okumura Corp.	204,000	693,745
*Okura Industrial Co., Ltd.	59,000	166,169
Okuwa Co., Ltd.	18,000	201,620
Olympic Corp.	21,300	145,953
Olympus Corp.	14,000	423,651
O-M, Ltd.	17,000	65,860
*Omikenshi Co., Ltd.	24,000	16,468
Omron Corp.	68,100	1,565,961
Ono Pharmaceutical Co., Ltd.	17,900	740,546
ONO Sokki Co., Ltd.	25,000	98,095
Onoken Co., Ltd.	15,600	141,036
#Onward Holdings Co., Ltd.	98,000	810,638
Optex Co., Ltd.	11,100	138,518
Oracle Corp. Japan	3,200	158,585
#Organo Corp.	44,000	337,141
Oriental Land Co., Ltd.	5,200	368,232
*Oriental Shiraishi Corp.	9,700	103
Oriental Yeast Co., Ltd.	12,000	59,702
*Origin Electric Co., Ltd.	27,000	108,303
Osaka Gas Co., Ltd.	174,000	605,498
#Osaka Organic Chemical Industry, Ltd.	7,700	64,147

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Osaka Steel Co., Ltd.	18,300	$289,444
#Osaka Titanium Technologies Co., Ltd.	2,100	82,389
Osaki Electric Co., Ltd.	20,000	190,399
OSG Corp.	30,600	364,048
Otsuka Corp.	5,000	355,487
Oyo Corp.	23,800	198,749
#*P.S. Mitsubishi Construction Co., Ltd.	24,000	83,505
Pacific Golf Group International Holdings K.K.	309	218,154
Pacific Industrial Co., Ltd.	51,000	281,754
#Pacific Metals Co., Ltd.	105,000	868,444
Pack Corp. (The)	13,500	225,550
Pal Co., Ltd.	6,700	227,844
#PanaHome Corp.	104,000	697,421
Panasonic Corp.	195,000	2,857,699
Panasonic Corp. Sponsored ADR	204,353	2,983,554
Panasonic Electric Works Co., Ltd.	124,000	1,526,574
Panasonic Electric Works Information Systems Co., Ltd.	1,800	46,092
Paramount Bed Co., Ltd.	19,800	373,337
Parco Co., Ltd.	51,100	454,052
Paris Miki Holdings, Inc.	25,200	243,642
Park24 Co., Ltd.	18,700	209,510
*Pasco Corp.	45,000	89,612
Pasona Group, Inc.	108	72,697
PCA Corp.	1,000	8,679
Penta-Ocean Construction Co., Ltd.	288,500	483,181
*PIA Corp.	700	8,231
#Pigeon Corp.	8,600	321,924
Pilot Corp.	122	175,497
Piolax, Inc.	12,400	261,396
#*Pioneer Electronic Corp.	176,400	667,164
Plenus Co., Ltd.	13,800	187,030
Point, Inc.	2,010	129,907
Poplar Co., Ltd.	3,500	21,051
*Press Kogyo Co., Ltd.	123,000	387,800
Prima Meat Packers, Ltd.	155,000	174,548
Pronexus, Inc.	18,200	112,813
Raito Kogyo Co., Ltd.	52,100	142,270
#*Rasa Industries, Ltd.	80,000	95,505
#*Renesas Electronics Corp.	29,000	396,199
Rengo Co., Ltd.	151,710	871,562
*Renown, Inc.	41,900	75,200
Resona Holdings, Inc.	31,700	387,169
Resorttrust, Inc.	19,200	280,337
Rheon Automatic Machinery Co., Ltd.	7,000	18,528
Rhythm Watch Co., Ltd.	136,000	226,883
#Ricoh Co., Ltd.	202,000	3,431,501
Ricoh Leasing Co., Ltd.	14,700	372,958
Right On Co., Ltd.	8,800	70,788
#Riken Corp.	103,000	410,246
Riken Keiki Co., Ltd.	21,000	143,832
Riken Technos Corp.	62,000	194,401
Riken Vitamin Co., Ltd.	12,100	325,922
Ringer Hut Co., Ltd.	2,800	31,768
#Rinnai Corp.	17,400	853,362
#RISA Partners, Inc.	291	183,684
*Riso Kagaku Corp.	8,200	100,212
Riso Kyoiku Co., Ltd.	419	24,560
#Rock Field Co., Ltd.	11,400	161,641
Rohm Co., Ltd.	43,300	3,208,964
#Rohto Pharmaceutical Co., Ltd.	25,000	273,472
Roland Corp.	23,100	326,816

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Roland DG Corp.	8,500	$139,840
Round One Corp.	48,000	391,377
Royal Holdings Co., Ltd.	42,100	414,742
*Ryobi, Ltd.	154,000	534,234
Ryoden Trading Co., Ltd.	40,000	232,001
#Ryohin Keikaku Co., Ltd.	9,175	417,145
Ryosan Co., Ltd.	33,600	895,892
Ryoshoku, Ltd.	9,000	213,809
Ryoyo Electro Corp.	25,400	258,918
S Foods, Inc.	27,000	228,180
S.T. Chemical Co., Ltd.	8,000	87,933
*Sagami Chain Co., Ltd.	20,000	126,635
#Saibu Gas Co., Ltd.	130,000	349,567
#Saizeriya Co., Ltd.	17,500	340,309
Sakai Chemical Industry Co., Ltd.	107,000	481,236
#Sakai Heavy Industries, Ltd.	54,000	97,994
#*Sakai Ovex Co., Ltd.	51,000	57,970
Sakata INX Corp.	57,000	257,407
#Sakata Seed Corp.	44,300	615,834
Sala Corp.	58,500	344,524
San-A Co., Ltd.	4,800	196,401
San-Ai Oil Co., Ltd.	59,000	270,913
#Sanden Corp.	126,000	471,659
Sanei-International Co., Ltd.	13,000	189,591
San-in Godo Bank, Ltd. (The)	151,000	1,157,088
#*Sanix, Inc.	22,200	43,949
Sankei Building Co., Ltd.	33,800	243,380
#*Sanken Electric Co., Ltd.	121,000	478,156
Sanki Engineering Co., Ltd.	63,000	510,459
*Sanko Marketing Foods Co., Ltd.	2	1,749
#Sanko Metal Industrial Co., Ltd.	21,000	50,010
*Sankyo Co., Ltd.	15,200	701,625
Sankyo Seiko Co., Ltd.	54,900	159,013
*Sankyo-Tateyama Holdings, Inc.	308,000	455,282
Sankyu, Inc.	114,000	518,595
Sanoh Industrial Co., Ltd.	34,100	272,441
#Sanrio Co., Ltd.	11,500	118,993
Sanshin Electronics Co., Ltd.	29,000	271,628
*Sansui Electric Co., Ltd.	624,000	26,271
Santen Pharmaceutical Co., Ltd.	14,600	466,262
Sanwa Holdings Corp.	139,000	517,842
Sanyo Chemical Industries, Ltd.	37,000	225,718
Sanyo Denki Co., Ltd.	47,000	257,537
#*Sanyo Electric Co., Ltd.	365,000	579,717
Sanyo Housing Nagoya Co., Ltd.	93	84,150
Sanyo Industries, Ltd.	10,000	14,822
#Sanyo Shokai, Ltd.	86,000	308,368
#*Sanyo Special Steel Co., Ltd.	130,000	570,932
Sapporo Hokuyo Holdings, Inc.	278,600	1,282,302
#Sapporo Holdings, Ltd.	48,000	235,790
Sasebo Heavy Industries Co., Ltd.	107,000	228,535
Sato Corp.	16,300	212,415
Sato Shoji Corp.	19,700	120,949
Satori Electric Co., Ltd.	15,400	141,088
#Sawai Pharmaceutical Co., Ltd.	1,900	145,119
*Saxa Holdings, Inc.	55,000	103,392
SBI Holdings, Inc.	13,350	2,863,333
Scroll Corp.	26,100	126,262
Secom Co., Ltd.	13,300	577,426
Secom Joshinetsu Co., Ltd.	1,500	31,644
Secom Techno Service Co., Ltd.	5,500	151,701

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sega Sammy Holdings, Inc.	54,612	$713,952
Seibu Electric Industry Co., Ltd.	16,000	62,326
Seika Corp.	59,000	136,597
Seikagaku Corp.	19,200	193,352
*Seikitokyu Kogyo Co., Ltd.	38,000	31,285
Seiko Epson Corp.	76,800	1,360,517
Seiko Holdings Corp.	106,000	251,400
Seino Holdings Co., Ltd.	197,000	1,420,543
Seiren Co., Ltd.	62,500	385,349
Sekisui Chemical Co., Ltd.	257,000	1,755,142
Sekisui House, Ltd.	222,000	2,116,120
Sekisui Jushi Co., Ltd.	39,000	360,825
Sekisui Plastics Co., Ltd.	90,000	430,828
#Senko Co., Ltd.	63,000	249,250
Senshu Electric Co., Ltd.	9,500	109,474
#Senshu Ikeda Holdings, Inc.	177,600	304,920
Senshukai Co., Ltd.	41,400	233,179
Seven & I Holdings Co., Ltd.	147,052	3,760,280
Sharp Corp.	309,000	4,002,173
*Shibaura Mechatronics Corp.	24,000	108,469
#Shibusawa Warehouse Co., Ltd.	45,000	174,370
Shibuya Kogyo Co., Ltd.	7,300	59,719
#Shiga Bank, Ltd.	221,000	1,318,885
Shikibo, Ltd.	145,000	222,710
Shikoku Bank, Ltd.	163,000	503,868
Shikoku Chemicals Corp.	54,000	304,732
#Shikoku Electric Power Co., Inc.	18,200	487,785
#Shima Seiki Manufacturing Co., Ltd.	24,400	634,555
Shimachu Co., Ltd.	31,400	652,930
#Shimadzu Corp.	165,000	1,366,773
Shimamura Co., Ltd.	7,500	755,580
Shimano, Inc.	8,200	371,661
#Shimizu Bank, Ltd.	8,100	301,213
Shimizu Corp.	303,000	1,213,767
*Shimojima Co., Ltd.	1,500	20,145
Shin Nippon Air Technologies Co., Ltd.	22,800	158,773
Shinagawa Refractories Co., Ltd.	77,000	240,005
#*Shindengen Electric Manufacturing Co., Ltd.	82,000	277,450
Shin-Etsu Chemical Co., Ltd.	22,900	1,320,083
Shin-Etsu Polymer Co., Ltd.	51,000	384,287
#Shinkawa, Ltd.	18,200	304,107
Shin-Keisei Electric Railway Co., Ltd.	25,000	95,629
#Shinko Electric Industries Co., Ltd.	44,300	786,555
Shinko Plantech Co., Ltd.	9,000	83,372
Shinko Shoji Co., Ltd.	21,100	225,656
Shinko Wire Co., Ltd.	47,000	80,914
Shin-Kobe Electric Machinery Co., Ltd.	14,000	134,235
Shinmaywa Industries, Ltd.	104,000	453,314
Shinnihon Corp.	21,700	63,049
#Shinsei Bank, Ltd.	920,000	1,194,009
Shinsho Corp.	54,000	121,599
*Shinwa Co., Ltd.	5,000	57,867
#Shinwa Kaiun Kaisha, Ltd.	77,000	237,073
Shinyei Kaisha	5,000	9,073
Shionogi & Co., Ltd.	54,000	974,802
SHIP HEALTHCARE HOLDINGS, Inc.	232	158,221
Shiroki Corp.	81,000	212,583
Shiseido Co., Ltd.	18,000	377,342
Shizuki Electric Co., Inc.	19,000	73,190
Shizuoka Bank, Ltd.	238,000	1,997,028
Shizuoka Gas Co., Ltd.	51,000	293,638

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sho-Bond Corp.	20,600	$397,824
Shobunsha Publications, Inc.	17,200	124,316
#Shochiku Co., Ltd.	39,000	334,115
*Shoei Co., Ltd.	600	6,277
#Shoko Co., Ltd.	54,000	81,646
#Showa Aircraft Industry Co., Ltd.	11,000	87,634
*Showa Corp.	55,300	398,894
Showa Denko K.K.	913,000	2,075,215
Showa Sangyo Co., Ltd.	73,000	224,925
*Showa Shell Sekiyu K.K.	60,500	410,274
Siix Corp.	14,800	189,836
#*Silver Seiko, Ltd.	119,000	7,355
Sinanen Co., Ltd.	53,000	232,696
Sinfonia Technology Co., Ltd.	92,000	201,609
Sintokogio, Ltd.	55,900	465,905
SKY Perfect JSAT Holdings, Inc.	1,654	664,866
#SMC Corp.	5,100	730,986
#SMK Corp.	69,000	349,723
SNT Corp.	29,300	109,653
Soda Nikka Co., Ltd.	13,000	49,605
*Sodick Co., Ltd.	57,100	202,039
*Soft99 Corp.	7,500	51,078
Softbank Corp.	34,600	773,824
Sogo Medical Co., Ltd.	4,100	122,591
Sohgo Security Services Co., Ltd.	57,400	640,148
Sojitz Corp.	1,207,200	2,177,034
So-net Entertainment Corp.	30	78,414
Sonton Food Industry Co., Ltd.	3,000	23,139
Sony Corp.	2,000	68,478
Sony Corp. Sponsored ADR	306,800	10,498,696
Sony Financial Holdings, Inc.	78	281,301
#Sotetsu Holdings, Inc.	55,000	228,918
Sotoh Co., Ltd.	6,300	57,198
Space Co., Ltd.	3,700	25,263
SPK Corp.	5,700	81,960
Square Enix Holdings Co., Ltd.	16,900	356,930
SRA Holdings	10,300	98,590
SRI Sports, Ltd.	150	147,819
St Marc Holdings Co., Ltd.	6,300	242,503
Stanley Electric Co., Ltd.	79,500	1,625,368
Star Micronics Co., Ltd.	36,800	455,621
Starzen Co., Ltd.	55,000	142,272
#Stella Chemifa Corp.	7,000	269,572
Studio Alice Co., Ltd.	10,000	91,454
Subaru Enterprise Co., Ltd.	9,000	26,017
#Sugi Holdings Co., Ltd.	4,800	107,988
Sugimoto & Co., Ltd.	10,300	100,504
#*Sumco Corp.	45,660	1,010,109
Sumida Corp.	19,700	268,682
Sumikin Bussan Corp.	57,000	140,803
*Suminoe Textile Co., Ltd.	78,000	192,141
*Sumiseki Holdings, Inc.	11,700	12,979
Sumisho Computer Systems Corp.	18,200	299,852
Sumitomo Bakelite Co., Ltd.	205,000	1,129,564
Sumitomo Chemical Co., Ltd.	675,000	3,189,596
Sumitomo Corp.	309,700	3,729,379
Sumitomo Densetsu Co., Ltd.	26,900	136,340
Sumitomo Electric Industries, Ltd.	276,900	3,407,518
Sumitomo Forestry Co., Ltd.	103,100	869,344
Sumitomo Heavy Industries, Ltd.	335,000	2,202,280
#*Sumitomo Light Metal Industries, Ltd.	341,000	370,281

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumitomo Metal Industries, Ltd.	191,000	$518,451
Sumitomo Metal Mining Co., Ltd.	142,000	2,100,822
*Sumitomo Mitsui Construction Co., Ltd.	152,200	142,737
Sumitomo Mitsui Financial Group, Inc.	274,800	9,088,143
Sumitomo Osaka Cement Co., Ltd.	395,000	758,619
Sumitomo Pipe & Tube Co., Ltd.	29,500	197,039
#Sumitomo Precision Products Co., Ltd.	49,000	170,850
#Sumitomo Real Estate Sales Co., Ltd.	4,370	214,428
Sumitomo Realty & Development Co., Ltd.	26,000	533,492
Sumitomo Rubber Industries, Ltd.	97,300	869,732
Sumitomo Seika Chemicals Co., Ltd.	52,000	198,807
Sumitomo Trust & Banking Co., Ltd.	426,000	2,576,255
Sumitomo Warehouse Co., Ltd.	192,000	911,637
Sundrug Co., Ltd.	6,000	140,041
SUNX, Ltd.	30,300	147,779
#Suruga Bank, Ltd.	131,000	1,285,513
Suzuken Co., Ltd.	38,100	1,457,029
*Suzuki Metal Industry Co., Ltd.	16,000	32,405
#Suzuki Motor Corp.	49,700	1,044,682
*SWCC Showa Holdings Co., Ltd.	306,000	333,325
*SxL Corp.	85,000	57,390
#Sysmex Corp.	3,500	209,970
*SysproCatena Corp.	210	151,540
T RAD Co., Ltd.	62,000	184,277
T&D Holdings, Inc.	30,250	790,203
T. Hasegawa Co., Ltd.	12,400	182,161
Tachibana Eletech Co., Ltd.	17,700	144,817
Tachi-S Co., Ltd.	25,500	301,207
*Tact Home Co., Ltd.	148	126,251
Tadano, Ltd.	64,421	347,944
Taihei Dengyo Kaisha, Ltd.	32,000	291,823
Taihei Kogyo Co., Ltd.	65,000	270,473
*Taiheiyo Cement Corp.	926,000	1,309,485
Taiho Kogyo Co., Ltd.	24,300	256,977
Taikisha, Ltd.	17,000	298,017
#Taisei Corp.	1,059,399	2,413,645
Taisei Lamick Co., Ltd.	1,600	38,196
Taisho Pharmaceutical Co., Ltd.	62,000	1,127,654
Taiyo Nippon Sanso Corp.	55,000	494,097
#Taiyo Yuden Co., Ltd.	103,000	1,593,819
Takagi Securities Co., Ltd.	15,000	28,489
Takamatsu Construction Group Co., Ltd.	13,500	163,440
Takano Co., Ltd.	14,200	91,337
Takaoka Electric Manufacturing Co., Ltd.	84,000	309,018
Takara Holdings, Inc.	83,000	436,853
#Takara Printing Co., Ltd.	14,200	118,895
Takara Standard Co., Ltd.	91,000	596,295
Takasago International Corp.	54,000	273,433
#Takasago Thermal Engineering Co., Ltd.	43,000	381,395
*Takashima & Co., Ltd.	19,000	32,169
#Takashimaya Co., Ltd.	292,000	2,768,330
*Takata Corp.	29,400	737,217
*Take & Give Needs Co., Ltd.	1,000	99,828
Takeda Pharmaceutical Co., Ltd.	47,800	2,052,309
*Takihyo Co., Ltd.	3,000	15,304
Takiron Co., Ltd.	59,000	177,514
*Takisawa Machine Tool Co., Ltd.	32,000	40,693
*Takuma Co., Ltd.	78,000	191,328
Tamron Co., Ltd.	12,700	211,604
Tamura Corp.	74,000	245,748
#*TASAKI & CO., LTD.	18,000	20,648

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tatsuta Electric Wire & Cable Co., Ltd.	64,000	$154,660
Tayca Corp.	33,000	94,663
TBK Co., Ltd.	12,000	40,830
TDK Corp.	4,600	294,403
TDK Corp. Sponsored ADR	48,131	3,082,791
#*Teac Corp.	26,000	14,333
Techno Associe Co., Ltd.	3,000	21,304
Techno Ryowa, Ltd.	8,870	41,332
Tecmo Koei Holdings Co., Ltd.	19,160	153,750
Teijin, Ltd.	515,750	1,645,713
Teikoku Electric Manufacturing Co., Ltd.	4,500	87,894
#Teikoku Piston Ring Co., Ltd.	21,500	169,806
Teikoku Sen-I Co., Ltd.	12,000	62,828
Teikoku Tsushin Kogyo Co., Ltd.	43,000	108,255
*Tekken Corp.	142,000	143,216
Telepark Corp.	40	65,612
Tenma Corp.	24,700	302,470
Terumo Corp.	7,800	397,375
#THK Co., Ltd.	85,700	1,881,642
Tigers Polymer Corp.	4,000	14,380
TKC, Corp.	14,400	253,342
Toa Corp.	209,000	253,118
Toa Doro Kogyo Co., Ltd.	47,000	86,467
*Toa Oil Co., Ltd.	101,000	112,506
*Toa Valve Engineering, Inc.	200	5,355
*Toabo Corp.	53,000	47,466
Toagosei Co., Ltd.	137,000	628,240
#*Tobishima Corp.	303,000	115,153
#Tobu Railway Co., Ltd.	173,000	912,703
Tobu Store Co., Ltd.	25,000	71,269
TOC Co., Ltd.	96,400	445,308
Tocalo Co., Ltd.	12,700	259,877
Tochigi Bank, Ltd.	122,000	511,024
Toda Corp.	140,000	506,929
#Toda Kogyo Corp.	47,000	337,066
Todentu Corp.	19,000	38,110
Toei Co., Ltd.	38,000	197,954
Toenec Corp.	42,000	231,257
Toho Bank, Ltd.	191,000	600,270
Toho Co., Ltd. (6895200)	30,900	532,757
Toho Co., Ltd. (6895211)	21,000	75,670
Toho Gas Co., Ltd.	132,000	667,956
Toho Holdings Co., Ltd.	13,200	211,908
Toho Real Estate Co., Ltd.	22,600	144,975
#Toho Titanium Co., Ltd.	4,800	107,558
#Toho Zinc Co., Ltd.	147,000	696,333
Tohoku Bank, Ltd.	73,000	108,542
Tohto Suisan Co., Ltd.	14,000	26,239
Tohuku Electric Power Co., Inc.	26,300	536,316
Tokai Carbon Co., Ltd.	122,000	714,625
Tokai Corp.	18,000	97,085
*Tokai Kanko Co., Ltd.	114,000	44,485
Tokai Lease Co., Ltd.	14,000	22,766
Tokai Rika Co., Ltd.	52,900	1,135,118
Tokai Rubber Industries, Ltd.	37,200	456,747
Tokai Tokyo Financial Holdings, Inc.	190,000	735,039
#Token Corp.	5,970	174,944
Tokio Marine Holdings, Inc.	80,912	2,408,800
Tokio Marine Holdings, Inc. ADR	63,004	1,852,318
Toko Electric Corp.	1,000	6,516
*Toko, Inc.	87,000	164,386

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokushu Tokai Holdings Co., Ltd.	124,380	$332,501
Tokuyama Corp.	285,000	1,596,109
Tokyo Broadcasting System, Inc.	9,200	159,079
*Tokyo Denpa Co., Ltd.	2,200	16,517
#Tokyo Dome Corp.	118,000	337,196
Tokyo Electric Power Co., Ltd.	75,700	1,899,798
Tokyo Electron Device, Ltd.	92	144,470
Tokyo Electron, Ltd.	24,800	1,625,958
#Tokyo Energy & Systems, Inc.	34,000	238,154
Tokyo Gas Co., Ltd.	141,000	599,187
Tokyo Individualized Educational Institute, Inc.	36,500	75,795
Tokyo Kaikan Co., Ltd.	2,000	7,474
TOKYO KEIKI, Inc.	98,000	177,575
*Tokyo Kikai Seisakusho, Ltd.	24,000	29,613
Tokyo Ohka Kogyo Co., Ltd.	56,200	1,177,171
Tokyo Rakutenchi Co., Ltd.	26,000	100,361
#Tokyo Rope Manufacturing Co., Ltd.	109,000	286,542
Tokyo Sangyo Co., Ltd.	24,500	71,938
#*Tokyo Seimitsu Co., Ltd.	42,600	726,734
Tokyo Steel Manufacturing Co., Ltd.	96,700	1,295,836
Tokyo Style Co., Ltd.	63,000	522,088
*Tokyo Tatemono Co., Ltd.	267,000	1,231,268
Tokyo Tekko Co., Ltd.	44,000	132,608
Tokyo Theatres Co., Inc.	77,000	125,632
Tokyo Tomin Bank, Ltd.	33,500	406,540
Tokyotokeiba Co., Ltd.	153,000	224,044
Tokyu Community Corp.	9,900	251,206
#Tokyu Construction Co., Ltd.	83,650	237,711
Tokyu Corp.	119,000	496,990
Tokyu Land Corp.	450,000	1,923,483
Tokyu Livable, Inc.	9,700	101,906
Tokyu Recreation Co., Ltd.	6,000	34,741
Toli Corp.	61,000	123,038
Tomato Bank, Ltd.	122,000	242,980
*Tomen Devices Corp.	500	10,046
Tomen Electronics Corp.	13,400	164,215
Tomoe Corp.	36,800	93,398
*Tomoe Engineering Co., Ltd.	6,200	86,146
*Tomoegawa Paper Co., Ltd.	7,000	15,769
Tomoku Co., Ltd.	88,000	205,369
*TOMONY Holdings, Inc.	140,000	481,397
Tomy Co., Ltd.	19,100	147,803
Tonami Holdings Co., Ltd.	88,000	196,680
TonenGeneral Sekiyu K.K.	28,000	238,942
#*Tonichi Carlife Group, Inc.	36,000	45,977
#Topcon Corp.	46,300	262,485
#Toppan Forms Co., Ltd.	28,500	313,594
Toppan Printing Co., Ltd.	295,000	2,690,209
Topre Corp.	46,000	376,926
Topy Industries, Ltd.	202,000	479,321
#Toray Industries, Inc.	320,000	1,839,035
*Tori Holdings Co., Ltd.	11,700	4,879
Toridoll.corp.	7	13,945
Torigoe Co., Ltd. (The)	8,600	68,658
Torii Pharmaceutical Co., Ltd.	16,200	280,580
#Torishima Pump Manufacturing Co., Ltd.	9,000	185,787
Tose Co., Ltd.	3,800	26,660
*Toshiba Corp.	227,000	1,308,551
#Toshiba Machine Co., Ltd.	138,000	599,052
#Toshiba Plant Kensetsu Co., Ltd.	23,000	278,867
Toshiba TEC Corp.	133,000	552,033

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Tosho Printing Co., Ltd.	75,000	$134,490
#Tosoh Corp.	409,000	1,151,488
Totetsu Kogyo Co., Ltd.	33,000	190,455
TOTO, Ltd.	159,000	1,070,390
*Totoku Electric Co., Ltd.	18,000	20,959
Tottori Bank, Ltd.	63,000	169,349
Touei Housing Corp.	9,500	103,039
Toukei Computer Co., Ltd.	3,200	41,177
Tow Co., Ltd.	5,700	33,200
#*Towa Bank, Ltd.	237,000	185,812
#*Towa Corp.	5,100	44,576
#Towa Pharmaceutical Co., Ltd.	3,200	185,289
Toyo Construction Co., Ltd.	224,000	135,374
Toyo Corp.	29,500	330,135
#Toyo Electric Co., Ltd.	21,000	133,896
Toyo Engineering Corp.	71,000	259,403
Toyo Ink Manufacturing Co., Ltd.	187,000	793,848
Toyo Kanetsu K.K.	166,000	354,762
Toyo Kohan Co., Ltd.	63,000	353,493
Toyo Securities Co., Ltd.	74,000	143,899
Toyo Seikan Kaisha, Ltd.	94,400	1,624,200
Toyo Sugar Refining Co., Ltd.	29,000	38,768
Toyo Suisan Kaisha, Ltd.	20,000	482,107
#Toyo Tanso Co, Ltd.	2,100	112,046
Toyo Tire & Rubber Co., Ltd.	166,000	374,635
Toyo Wharf & Warehouse Co., Ltd.	64,000	110,155
Toyobo Co., Ltd.	466,000	778,799
Toyoda Gosei Co., Ltd.	43,800	1,214,048
Toyota Auto Body Co., Ltd.	39,100	628,452
#Toyota Boshoku Corp.	39,800	705,657
#*Toyota Motor Corp. Sponsored ADR	273,869	21,112,561
Toyota Tsusho Corp.	111,625	1,664,774
*Trans Cosmos, Inc.	24,000	220,354
Trend Micro, Inc.	5,500	186,578
Trend Micro, Inc. Sponsored ADR	3,540	120,360
Trinity Industrial Corp.	3,000	12,878
Trusco Nakayama Corp.	20,400	337,183
#TS Tech Co., Ltd.	19,600	411,289
Tsubakimoto Chain Co.	161,000	738,678
#Tsubakimoto Kogyo Co., Ltd.	24,000	54,832
#*Tsudakoma Corp.	60,000	111,584
#Tsugami Corp.	61,000	364,807
Tsukishima Kikai Co., Ltd.	36,000	265,025
*Tsukuba Bank, Ltd.	74,700	229,616
#Tsumura & Co.	17,900	522,968
Tsuruha Holdings, Inc.	9,200	331,301
Tsurumi Manufacturing Co., Ltd.	25,000	171,644
Tsutsumi Jewelry Co., Ltd.	11,200	261,927
Tsuzuki Denki Co., Ltd.	8,000	28,079
TV Asahi Corp.	226	368,928
TV Tokyo Corp.	4,200	91,057
TYK Corp.	34,000	77,547
Ube Industries, Ltd.	620,000	1,567,129
Ube Material Industries, Ltd.	63,000	175,810
Uchida Yoko Co., Ltd.	60,000	192,584
#Ulvac, Inc.	26,600	626,180
Uni-Charm Corp.	3,900	379,083
Unicharm Petcare Corp.	2,300	76,608
*Uniden Corp.	68,000	223,093
#Unimat Offisco Corp.	16,000	227,600
Union Tool Co.	6,200	185,356

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Unipres Corp.	23,700	$348,241
#United Arrows, Ltd.	4,300	51,793
*Unitika, Ltd.	186,000	157,906
*Universe Co., Ltd.	6,700	95,531
UNY Co., Ltd.	166,400	1,509,437
U-Shin, Ltd.	27,900	270,272
Ushio, Inc.	48,200	796,081
USS Co., Ltd.	3,430	234,895
Utoc Corp.	18,700	56,694
Valor Co., Ltd.	26,100	211,597
VANTEC CORP.	91	119,590
*Venture Link Co., Ltd.	53,300	8,860
VITAL KSK HOLDINGS, Inc.	39,800	237,337
#Wacoal Corp.	83,000	1,059,181
Wacom Co., Ltd.	98	152,731
*Wakachiku Construction Co., Ltd.	66,000	49,331
Wakamoto Pharmaceutical Co., Ltd.	7,000	23,802
Warabeya Nichiyo Co., Ltd.	8,100	96,758
Watabe Wedding Corp.	7,200	93,081
#Watami Food Service Co., Ltd.	5,400	96,356
West Japan Railway Co.	134	487,066
Wood One Co., Ltd.	39,000	125,359
Xebio Co., Ltd.	15,700	334,743
Yachiyo Bank, Ltd. (The)	14,100	304,039
Yahagi Construction Co., Ltd.	27,000	166,437
Yahoo! Japan Corp.	663	253,850
Yaizu Suisankagaku Industry Co., Ltd.	9,800	123,273
#Yakult Honsha Co., Ltd.	21,400	559,448
YAMABIKO Corp.	5,535	63,387
Yamada Denki Co., Ltd.	8,650	676,376
#Yamagata Bank, Ltd.	133,000	576,269
Yamaguchi Financial Group, Inc.	120,000	1,201,575
Yamaha Corp.	154,200	1,886,017
*Yamaha Motor Co., Ltd.	90,800	1,339,565
#*Yamaichi Electronics Co., Ltd.	15,300	62,498
Yamanashi Chuo Bank, Ltd.	136,000	597,973
Yamatake Corp.	42,300	1,054,573
#Yamatane Corp.	103,000	167,814
Yamato Corp.	26,000	90,314
Yamato Holdings Co., Ltd.	82,000	1,171,755
Yamato Kogyo Co., Ltd.	33,000	1,048,895
#Yamazaki Baking Co., Ltd.	62,000	791,798
#Yamazen Co., Ltd.	52,800	228,566
Yaoko Co., Ltd.	3,900	112,371
#Yaskawa Electric Corp.	128,000	1,131,378
Yasuda Warehouse Co., Ltd. (The)	13,000	80,972
Yellow Hat, Ltd.	26,500	183,380
Yodogawa Steel Works, Ltd.	132,000	582,293
Yokogawa Bridge Holdings Corp.	41,000	298,359
#*Yokogawa Electric Corp.	171,900	1,469,213
Yokohama Reito Co., Ltd.	46,000	329,731
Yokohama Rubber Co., Ltd.	160,000	747,320
Yokowo Co., Ltd.	22,200	150,984
Yomeishu Seizo Co., Ltd.	12,000	114,223
Yomiuri Land Co., Ltd.	18,000	61,175
Yondenko Corp.	21,000	98,975
Yonekyu Corp.	26,500	249,876
Yonex Co., Ltd.	9,400	66,667
#Yorozu Corp.	19,100	297,725
#Yoshinoya Holdings Co., Ltd.	330	345,172
Yuasa Funashoku Co., Ltd.	6,000	13,152

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Yuasa Trading Co., Ltd.	229,000	$237,192
Yuken Kogyo Co., Ltd.	47,000	110,523
*Yuki Gosei Kogyo Co., Ltd.	11,000	28,426
Yukiguni Maitake Co., Ltd.	7,200	40,199
Yurtec Corp.	46,000	211,870
#Yushin Precision Equipment Co., Ltd.	8,200	137,110
Yushiro Chemical Industry Co., Ltd.	7,400	93,810
Yutaka Foods Corp.	4,000	59,920
Zenrin Co., Ltd.	22,200	295,065
#Zensho Co., Ltd.	10,100	76,402
Zeon Corp.	186,000	1,122,983
#ZERIA Pharmaceutical Co., Ltd.	11,000	109,200
Zuken, Inc.	23,100	184,255

TOTAL JAPAN		867,278,207

NETHERLANDS — (2.3%)
#Aalberts Industries NV	78,963	1,286,459
Accell Group NV	6,127	277,077
*Aegon NV	519,284	3,631,877
#*Aegon NV ADR	101,232	710,649
#*Akzo Nobel NV	85,760	5,071,384
Akzo Nobel NV Sponsored ADR	27,517	1,626,255
#*AMG Advanced Metallurgical Group NV	11,688	129,352
Amsterdam Commodities NV	3,953	31,030
Arcadis NV	51,797	1,120,099
ArcelorMittal NV	163,421	6,359,567
#ArcelorMittal NV ADR	65,400	2,539,482
#*ASM International NV	21,139	550,839
ASML Holding NV	75,600	2,480,568
ASML Holding NV ADR	53,231	1,738,524
#*B, Inc. Bank NV	33,092	462,860
#*BE Semiconductor Industries NV	133,114	607,965
Beter Bed Holding NV	3,279	80,539
Brunel International NV	4,613	169,253
Crown Van Gelder NV	1,272	13,135
*Crucell NV	604	12,646
#*Crucell NV ADR	38,643	811,889
*CSM NV	21,040	679,908
#*Draka Holding NV	27,509	536,961
Exact Holding NV	7,123	178,632
*Fornix Biosciences NV	5,283	31,613
#Fugro NV	58,057	3,779,126
Grontmij NV	8,986	209,156
*Heijmans NV	13,038	219,137
#Heineken NV	75,799	3,534,342
Hunter Douglas NV	551	27,718
ICT Automatisering NV	12,826	73,298
#Imtech NV	27,435	865,218
*ING Groep NV	13,039	115,087
#*ING Groep NV Sponsored ADR	1,565,969	13,890,145
#*InnoConcepts NV	38,493	30,615
*Kardan NV	4,767	27,091
KAS Bank NV	6,729	112,835
Kendrion NV	2,894	38,337
Koninklijke (Royal) KPN NV Sponsored ADR	4,300	64,070
Koninklijke Ahold NV	375,307	5,146,257
Koninklijke Ahold NV ADR	21,680	295,282
#Koninklijke Bam Groep NV	117,024	877,257
#Koninklijke Boskalis Westminster NV	38,923	1,755,674
Koninklijke DSM NV	153,605	6,861,056
#Koninklijke KPN NV	177,435	2,662,057

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Koninklijke Philips Electronics NV	207,740	$6,975,737
Koninklijke Ten Cate NV	22,187	605,428
Koninklijke Vopak NV	33,655	2,760,434
#Macintosh Retail Group NV	49,262	1,097,949
Mediq NV	35,224	653,173
Nederlandsche Apparatenfabriek NV	2,154	57,234
Nutreco Holding NV	56,384	3,527,769
*Ordina NV	39,739	211,297
*Pharming Group NV	31,665	14,903
#Philips Electronics NV ADR	239,676	7,990,798
#*Punch Graphix NV	20,168	119,525
#*Qurius NV	35,278	15,205
#*Randstad Holdings NV	94,215	4,773,774
#Reed Elsevier NV	4,128	49,163
Reed Elsevier NV ADR	45,688	1,075,039
*Samas NV	902	—
#SBM Offshore NV	151,755	2,986,316
#Sligro Food Group NV	9,857	331,685
*SNS Reaal Groep NV	146,325	845,607
*Super De Boer NV	12,024	—
Telegraaf Media Groep NV	21,291	436,774
TKH Group NV	23,166	485,370
TNT NV	130,604	3,991,236
#*TomTom NV	124,444	996,881
Unilever NV	181,970	5,536,043
*Unit 4 Agresso NV	7,972	208,355
*USG People NV	63,579	1,120,141
Wavin NV	94,215	187,971
Wolters Kluwer NV	115,216	2,354,083

TOTAL NETHERLANDS		121,130,211

NEW ZEALAND — (0.2%)
Abano Healthcare Group, Ltd.	17,364	68,769
Air New Zealand, Ltd.	271,442	267,396
Auckland International Airport, Ltd.	1,273,019	1,850,836
Contact Energy, Ltd.	128,139	580,029
Ebos Group, Ltd.	14,044	66,238
*Fisher & Paykel Appliances Holdings, Ltd.	489,096	227,273
Fisher & Paykel Healthcare Corp., Ltd.	138,039	352,500
Fletcher Building, Ltd.	370,855	2,250,736
Freightways, Ltd.	36,608	84,372
Hallenstein Glasson Holdings, Ltd.	16,145	41,469
Infratil, Ltd.	202,190	251,753
Mainfreight, Ltd.	23,999	113,655
Michael Hill International, Ltd.	72,300	38,217
New Zealand Exchange, Ltd.	29,548	38,629
*New Zealand Oil & Gas, Ltd.	314,084	352,778
*New Zealand Refining Co., Ltd.	66,827	181,519
Nuplex Industries, Ltd.	109,509	267,309
#*Pike River Coal, Ltd.	224,242	182,427
Port of Tauranga, Ltd.	63,930	324,773
Pumpkin Patch, Ltd.	37,217	60,389
*Pyne Gould Guinness, Ltd.	333,601	128,860
*Rakon, Ltd.	26,030	19,944
Restaurant Brands New Zealand, Ltd.	180,042	305,219
*Rubicon, Ltd.	48,172	33,557
Ryman Healthcare, Ltd.	97,765	152,288
Sanford, Ltd.	31,342	97,803
Skellerup Holdings, Ltd.	20,500	10,134
Sky City Entertainment Group, Ltd.	149,195	341,014
Sky Network Television, Ltd.	137,982	502,926

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Steel & Tube Holdings, Ltd.	25,952	$49,568
Telecom Corp. of New Zealand, Ltd.	101,012	157,968
#Telecom Corp. of New Zealand, Ltd. Sponsored ADR	52,437	410,582
Tourism Holdings, Ltd.	23,932	16,152
Tower, Ltd.	170,471	247,870
#TrustPower, Ltd.	74,003	397,768
Vector, Ltd.	211,642	330,015
Warehouse Group, Ltd.	26,709	72,834

TOTAL NEW ZEALAND		10,875,569

NORWAY — (0.9%)
#Acergy SA	94,893	1,807,690
#*Acta Holding ASA	77,000	37,175
Aker Kvaerner ASA	62,480	1,044,183
#*Aktiv Kapital ASA	31,100	220,290
#Atea ASA	85,873	703,333
#*Austevoll Seafood ASA	53,000	421,776
#*Blom ASA	17,000	22,040
Bonheur ASA	15,525	451,926
#*BW Offshore, Ltd. ASA	98,375	160,753
*BWG Homes ASA	1,500	4,611
*Camillo Eitze & Co. ASA	11,661	29,262
*Cermaq ASA	51,490	572,821
#*Copeinca ASA	25,236	214,289
*Deep Sea Supply PLC	75,031	153,015
*Det Norske Oljeselskap ASA	2,560	13,741
#*DnB NOR ASA Series A	392,993	4,651,119
#*DNO International ASA	528,000	782,786
*Dockwise, Ltd. ASA	16,650	482,560
#*DOF ASA	24,641	182,211
*EDB Business Partner ASA	20,000	61,146
#*Eitzen Chemical ASA	226,455	88,131
#Ekornes ASA	17,497	379,019
#*Eltek ASA	25,643	12,034
#Farstad Shipping ASA	7,858	212,600
#Fred Olsen Energy ASA	13,951	510,260
Frontline, Ltd. ASA	4,950	180,534
Ganger Rolf ASA	35,100	944,758
#*Golden Ocean Group, Ltd. ASA	110,700	220,403
*Havila Shipping ASA	2,400	25,789
Itera Consulting Group ASA	40,000	23,916
#*Kongsberg Automotive ASA	230,800	196,054
#Kongsberg Gruppen ASA	25,456	500,709
*Kverneland Group ASA	81,000	49,517
#Leroy Seafood Group ASA	8,800	208,772
#*Marine Harvest ASA	2,044,719	1,897,271
Nordic Semiconductor ASA	58,700	1,057,580
#*Norse Energy Corp. ASA	196,176	116,959
#*Norsk Hydro ASA	486,280	3,734,177
#*Norsk Hydro ASA Sponsored ADR	50,900	390,403
#*Norske Skogindustrier ASA Series A	174,090	266,235
*Norwegian Air Shuttle ASA	6,231	140,715
*Norwegian Energy Co. ASA	190,701	532,543
Odfjell ASA Series A	43,400	338,988
*Olav Thon Eiendomsselskap ASA	230	29,880
#Opera Software ASA	26,077	103,526
#Orkla ASA	297,750	2,497,247
#*Petroleum Geo-Services ASA	118,045	1,624,612
*Petrolia Drilling ASA	305,000	19,141
Photocure ASA	4,035	34,372
*Pronova BioPharma ASA	29,000	92,651

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
Prosafe ASA	86,400	$481,800
*Prosafe Production Public, Ltd. ASA	200,300	502,761
#*Q-Free ASA	66,600	215,266
#*Renewable Energy Corp. ASA	36,444	123,823
Rieber & Son ASA Series A	8,800	64,013
*Salmar ASA	800	7,729
#Scana Industrier ASA	100,401	147,033
#*Schibsted ASA	29,874	741,323
*Scorpion Offshore, Ltd. ASA	17,030	110,733
*Seabird Exploration, Ltd. ASA	46,000	30,798
#SeaDrill, Ltd. ASA	97,800	2,463,445
*Sevan Marine ASA	199,443	288,728
#*Siem Offshore, Inc. ASA	16,355	31,887
#Solstad Offshore ASA	6,400	135,219
*Songa Offshore SE	155,792	714,491
#SpareBanken 1 SMN	47,723	391,527
StatoilHydro ASA	26,002	628,721
#StatoilHydro ASA Sponsored ADR	65,875	1,592,199
*Storebrand ASA	333,598	2,508,998
*Telenor ASA	106,630	1,515,859
#*TGS Nopec Geophysical Co. ASA	123,991	2,376,347
#Tomra Systems ASA	141,057	676,656
*TTS Marine ASA	6,500	8,844
#Veidekke ASA	50,500	422,573
#Wilh. Wilhelmsen ASA	12,452	300,310
#Yara International ASA	47,324	1,642,115

TOTAL NORWAY		46,568,721

PORTUGAL — (0.3%)
#*Altri SGPS SA	37,676	226,297
#Banco BPI SA	474,901	1,067,381
#Banco Comercial Portugues SA	2,167,716	2,035,933
#*Banco Espirito Santo SA	370,369	1,773,002
Banif SGPS SA	70,833	89,394
#Brisa SA	105,739	749,562
Cimpor Cimentos de Portugal SA	212,222	1,539,175
*Corticeira Amorim SA	182,162	223,745
Energias de Portugal SA	185,237	662,920
Energias de Portugal SA Sponsored ADR	7,300	259,150
*Finibanco Holdings SGPS SA	226,205	401,659
#Galp Energia SGPS SA Series B	88,266	1,415,109
#*Impresa SGPS	49,602	101,704
*Investimentos Participacoes e Gestao SA	66,000	48,143
#Jeronimo Martins SGPS SA	70,274	727,157
#*Martifer SGPS SA	12,849	40,684
#Mota-Engil SGPS SA	72,987	262,763
*Novabase SGPS SA	12,258	65,830
*ParaRede SGPS SA	45,991	41,018
#Portucel-Empresa Produtora de Pasta de Papel SA	317,577	849,771
Portugal Telecom SA	106,571	1,084,600
#Redes Energeticas Nacionais SA	196,023	703,829
*Sag Gest-Solucoes Automovel Globais SGPS SA	13,935	20,215
#Sociedade de Investimento e Gestao SGPS SA	49,740	503,313
*Sonae Capital SGPS SA	40,593	29,019
#*Sonae Industria SGPS SA	42,143	128,783
#Sonae SGPS SA	719,460	791,411
#*Sonaecom SGPS SA	205,187	360,125
#*Teixeira Duarte Engenharia e Construcoes SA	158,418	190,274
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	97,933	431,452

TOTAL PORTUGAL		16,823,418

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (1.3%)
Allgreen Properties, Ltd.	589,500	$537,367
Aqua-Terra Supply Co., Ltd.	31,000	8,625
Armstrong Industrial Corp., Ltd.	280,000	78,239
*Asia Environment Holdings, Ltd.	98,820	12,435
*Asia Food & Properties, Ltd.	1,146,000	521,143
#Asia Pacific Breweries, Ltd.	14,000	144,135
*Asiasons Capital, Ltd.	297,000	40,800
*Asiatravel.com Holdings, Ltd.	40,000	15,025
#*ASL Marine Holdings, Ltd.	201,000	134,857
*Auric Pacific Group, Ltd.	25,000	12,652
*Ausgroup, Ltd.	225,000	98,101
*Baker Technology, Ltd.	143,000	52,435
*Ban Joo & Co., Ltd.	29,333	832
*Banyan Tree Holdings, Ltd.	409,000	237,018
*Beyonics Technology, Ltd.	135,000	24,712
*BH Global Marine, Ltd.	113,000	26,716
Bonvests Holdings, Ltd.	51,600	37,353
*Breadtalk Group, Ltd.	48,000	21,921
*Broadway Industrial Group, Ltd.	119,000	105,734
#Bukit Sembawang Estates, Ltd.	100,000	349,142
CapitaLand, Ltd.	805,500	2,175,836
Cerebos Pacific, Ltd.	76,000	207,443
CH Offshore, Ltd.	180,000	86,284
*China Auto Corp., Ltd.	22,000	866
China Aviation Oil Singapore Corp., Ltd.	158,000	185,250
*China Dairy Group, Ltd.	147,000	17,958
*China Energy, Ltd.	1,106,000	162,134
China Merchants Holdings Pacific, Ltd.	79,000	41,219
#*China XLX Fertiliser, Ltd.	505,000	215,869
Chip Eng Seng Corp., Ltd.	230,000	67,619
*Chuan Hup Holdings, Ltd.	150,000	31,945
City Developments, Ltd.	236,000	1,813,082
Comfortdelgro Corp., Ltd.	721,000	819,091
#Cosco Corp Singapore, Ltd.	708,000	885,191
#Creative Technology Co., Ltd.	52,000	194,215
CSC Holdings, Ltd.	396,000	48,375
CSE Global, Ltd.	179,000	135,832
CWT, Ltd.	180,000	126,146
DBS Group Holdings, Ltd.	545,500	6,006,496
*Delong Holdings, Ltd.	175,200	61,964
Enporis Greenz, Ltd.	178,000	286
*Enviro-Hub Holdings, Ltd.	129,000	9,777
Eu Yan Sang International, Ltd.	32,000	13,725
*euNetworks Group, Ltd.	1,017,000	14,779
#*Ezion Holdings, Ltd.	150,000	75,446
#Ezra Holdings, Ltd.	325,000	485,529
F.J. Benjamin Holdings, Ltd.	239,000	58,338
Federal International (2000), Ltd.	217,500	28,810
#*First Resources, Ltd.	415,000	333,145
Food Empire Holdings, Ltd.	144,800	39,274
Fragrance Group, Ltd.	97,000	39,617
Fraser & Neave, Ltd.	779,000	2,768,048
*Freight Links Express Holdings, Ltd.	500,000	19,795
*Fu Yu Corp., Ltd.	118,000	9,835
*Gallant Venture, Ltd.	421,000	82,377
GK Goh Holdings, Ltd.	87,000	39,416
*Global Yellow Pages, Ltd.	29,000	3,467
*Golden Agri-Resources, Ltd.	3,711,000	1,567,614
Goodpack, Ltd.	186,000	226,325
GP Batteries International, Ltd.	50,000	68,884
GP Industries, Ltd.	174,000	63,790

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#Guocoland, Ltd.	182,666	$309,459
*Healthway Medical Corp., Ltd.	549,000	61,478
Hersing Corp., Ltd.	66,000	15,174
Hiap Seng Engineering, Ltd.	120,000	59,885
Hi-P International, Ltd.	612,000	298,780
#Ho Bee Investment, Ltd.	641,000	771,158
*Hong Fok Corp., Ltd.	263,400	117,168
Hong Leong Asia, Ltd.	157,000	544,323
Hotel Grand Central, Ltd.	112,305	69,554
Hotel Properties, Ltd.	254,000	422,414
Hour Glass, Ltd.	50,000	29,699
HTL International Holdings, Ltd.	187,000	109,665
*Huan Hsin Holdings, Ltd.	67,000	16,523
*HupSteel, Ltd.	145,000	27,674
Hwa Hong Corp., Ltd.	144,000	62,038
#Hyflux, Ltd.	76,000	190,784
*Indofood Agri Resources, Ltd.	243,000	416,010
#InnoTek, Ltd.	74,000	32,981
Isetan (Singapore), Ltd.	15,000	37,414
Jardine Cycle & Carriage, Ltd.	66,838	1,469,574
Jaya Holdings, Ltd.	343,000	189,480
*Jiutian Chemical Group, Ltd.	673,000	50,308
*Jurong Technologies Industrial Corp., Ltd.	213,200	3,890
K1 Ventures, Ltd.	749,000	89,886
Keppel Corp., Ltd.	240,000	1,702,913
#Keppel Land, Ltd.	538,000	1,450,008
Keppel Telecommunications & Transportation, Ltd.	100,000	99,513
Kim Eng Holdings, Ltd.	320,573	477,701
Koh Brothers Group, Ltd.	161,000	28,971
#KS Energy Services, Ltd.	211,000	210,226
Lafe Corp., Ltd.	75,600	4,651
LC Development, Ltd.	107,000	14,612
Lee Kim Tah Holdings, Ltd.	60,000	21,925
Low Keng Huat Singapore, Ltd.	264,000	89,353
Lum Chang Holdings, Ltd.	123,000	26,888
M1, Ltd.	117,000	181,492
*Manhattan Resources, Ltd.	83,000	31,962
*Marco Polo Marine, Ltd.	166,000	53,333
*Mediaring.Com, Ltd.	747,000	128,212
Memtech International, Ltd.	310,000	30,276
Metro Holdings, Ltd.	281,000	170,575
*MFS Technology, Ltd.	52,000	9,887
#Midas Holdings, Ltd.	148,000	111,764
Neptune Orient Lines, Ltd.	861,000	1,350,570
Nera Telecommunications, Ltd.	105,000	28,952
NSL, Ltd.	75,000	85,552
*Oceanus Group, Ltd.	803,000	224,875
*OKP Holdings, Ltd.	14,000	5,201
#Olam International, Ltd.	246,600	465,305
*Orchard Parade Holdings, Ltd.	130,000	105,543
*OSIM International, Ltd.	243,000	148,036
#*Otto Marine, Ltd.	809,000	279,676
#*Overseas Union Enterprise, Ltd.	21,000	262,366
Overseas-Chinese Banking Corp., Ltd.	753,546	4,785,698
Pan Pacific Hotels Group, Ltd.	391,500	443,784
Pan-United Corp., Ltd.	100,000	37,180
*Parkway Holdings, Ltd.	723,453	1,770,836
Petra Foods, Ltd.	118,000	98,534
Popular Holdings, Ltd.	429,000	49,530
*PSC Corp., Ltd.	181,924	41,594
QAF, Ltd.	274,259	147,385

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#Raffles Education Corp., Ltd.	1,432,672	$380,914
*Raffles Medical Group, Ltd.	113,000	141,125
Rotary Engineering, Ltd.	188,000	139,937
San Teh, Ltd.	140,400	34,196
SBS Transit, Ltd.	54,000	73,777
#*SC Global Developments, Ltd.	259,284	322,439
SembCorp Industries, Ltd.	606,000	1,843,210
SembCorp Marine, Ltd.	179,800	550,193
Sim Lian Group, Ltd.	83,000	31,399
Singapore Airlines, Ltd.	170,400	1,870,773
Singapore Airport Terminal Services, Ltd.	375,392	764,119
Singapore Exchange, Ltd.	119,000	705,517
Singapore Land, Ltd.	113,000	553,441
Singapore Post, Ltd.	374,000	295,924
#Singapore Press Holdings, Ltd.	363,000	1,084,244
Singapore Reinsurance Corp., Ltd.	55,000	10,257
Singapore Shipping Corp., Ltd.	137,000	29,039
Singapore Technologies Engineering, Ltd.	152,000	349,112
Singapore Telecommunications, Ltd.	1,508,350	3,327,097
*Sinomem Technology, Ltd.	241,000	103,094
Sinwa, Ltd.	89,000	24,915
SMB United, Ltd.	175,000	39,579
SMRT Corp, Ltd.	311,000	516,347
*Soilbuild Group Holdings, Ltd.	144,000	154,824
*Sound Global, Ltd.	280,000	181,501
SSH Corp., Ltd.	219,000	45,042
Stamford Land Corp., Ltd.	527,000	201,808
StarHub, Ltd.	108,710	184,520
Straco Corp., Ltd.	150,000	14,230
Straits Asia Resources, Ltd.	191,000	279,860
*Sunningdale Tech, Ltd.	130,000	23,745
*Super Coffeemix Manufacturing, Ltd.	263,000	163,949
#*Swiber Holdings, Ltd.	209,000	172,208
*Swissco International, Ltd.	100,000	62,241
#Tat Hong Holdings, Ltd.	422,000	331,798
*Thakral Corp., Ltd.	793,000	45,532
*Thomson Medical Centre, Ltd.	21,000	10,651
*Tiong Woon Corp. Holding, Ltd.	178,000	66,391
*Tuan Sing Holdings, Ltd.	251,000	41,521
UMS Holdings, Ltd.	86,000	15,115
United Engineers, Ltd.	104,000	193,853
*United Envirotech, Ltd.	99,000	21,944
United Industrial Corp., Ltd.	650,000	983,582
United Overseas Bank, Ltd.	230,000	3,364,882
UOB-Kay Hian Holdings, Ltd.	261,000	332,652
UOL Group, Ltd.	482,000	1,337,922
Venture Corp., Ltd.	239,000	1,709,757
WBL Corp., Ltd.	225,676	803,449
#Wheelock Properties, Ltd.	249,000	350,310
Wilmar International, Ltd.	147,000	738,094
Wing Tai Holdings, Ltd.	392,100	514,897
Xpress Holdings, Ltd.	474,000	27,467
#*Yangzijiang Shipbuilding Holdings, Ltd.	816,000	792,669
#*Yanlord Land Group, Ltd.	554,000	684,203
*YHI International, Ltd.	96,000	18,976
Yongnam Holdings, Ltd.	671,000	132,219

TOTAL SINGAPORE		69,452,992

SOUTH AFRICA — (0.0%)
*Platmin, Ltd.	67,182	83,333

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (2.0%)
#Abengoa SA	26,637	$647,824
#Abertis Infraestructuras SA	99,737	1,736,937
#Acciona SA	21,510	2,132,087
#Acerinox SA	108,150	2,153,030
#Actividades de Construccion y Servicios SA	60,589	2,747,457
Adolfo Dominguez SA	2,648	39,903
Almirall SA	90,093	975,767
Amper SA	12,115	80,510
#Antena 3 de Television SA	33,475	309,868
*Avanzit SA	146,419	119,522
*Azkoyen SA	14,561	54,271
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	858,383	11,270,569
#Banco de Sabadell SA	457,564	2,321,629
#Banco de Valencia SA	106,759	622,436
#Banco Espanol de Credito SA	122,647	1,256,704
Banco Guipuzcoano SA	94,292	703,453
#Banco Pastor SA	145,146	790,912
#Banco Popular Espanol SA	422,131	2,988,928
#Banco Santander SA	212,505	2,702,078
#Banco Santander SA Sponsored ADR	2,151,591	26,550,633
#*Bankinter SA	172,356	1,272,428
*Baron de Ley SA	2,832	136,634
#Bolsas y Mercados Espanoles SA	33,088	914,875
Caja de Ahorros del Mediterraneo SA	6,128	49,031
#*Campofrio Food Group SA	20,352	186,093
Cementos Portland Valderrivas SA	12,453	285,875
#*Cia Espanola de Petroleos SA	7,449	210,759
#Cintra Concesiones de Infraestructuras de Transporte SA	243,355	2,143,330
*Codere SA	4,820	50,777
Construcciones y Auxiliar de Ferrocarriles SA	3,414	1,872,619
#*Corporacion Dermoestetica SA	10,205	37,183
Criteria Caixacorp SA	381,287	1,901,505
*Dinamia SA	693	9,275
*Dogi International Fabrics SA	13,276	11,343
Duro Felguera SA	16,236	180,702
#Ebro Puleva SA	100,501	1,871,529
#Elecnor SA	6,947	103,110
Enagas SA	89,060	1,786,067
*Ercros SA	60,122	104,218
Faes Farma SA	30,123	123,733
*Faes Farma SA I-10 Shares	2,510	10,361
*Fersa Energias Renovables SA	1,015	2,223
#Fomento de Construcciones y Contratas SA	29,296	958,674
Gamesa Corp Tecnologica SA	56,109	689,462
#Gas Natural SDG SA	80,328	1,371,425
#*General de Alquiler de Maquinaria SA	12,685	46,230
#Gestevision Telec, Inc. SA	50,443	717,257
#Grifols SA	23,004	291,233
Grupo Catalana Occidente SA	55,676	1,122,288
*Grupo Empresarial Ence SA	151,700	555,061
*Grupo Tavex SA	13,157	8,418
Iberdrola Renovables SA	283,438	1,098,840
Iberdrola SA	234,619	1,861,948
*Iberia Lineas Aereas de Espana SA	276,510	924,381
Iberpapel Gestion SA	4,081	67,260
#Indra Sistemas SA	37,920	760,183
#Industria de Diseno Textil SA	14,898	922,086
#*La Seda de Barcelona SA	257,738	116,831
Laboratorios Farmaceuticos Rovi SA	2,861	24,924
#Mapfre SA	159,953	523,548
Mecalux SA	4,872	95,321

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Miquel y Costas & Miquel SA	9,539	$214,874
#*Natra SA	10,905	35,769
*Natraceutical SA	91,207	56,738
#*NH Hoteles SA	127,648	587,943
Obrascon Huarte Lain SA	15,618	444,195
*Papeles y Cartones de Europa SA	53,512	254,608
Pescanova SA	7,101	202,835
Prim SA	5,102	50,676
#*Promotora de Informaciones SA	52,477	218,064
#Prosegur Cia de Seguridad SA	9,343	433,508
#*Realia Business SA	125,764	301,435
Red Electrica Corporacion SA	26,929	1,275,884
*Renta Corp Real Estate SA	781	3,358
Repsol YPF SA	1,793	42,099
#Repsol YPF SA Sponsored ADR	224,194	5,257,349
#*Sacyr Vallehermoso SA	58,273	444,613
*Service Point Solutions SA	60,668	61,205
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	56,486	103,582
Sol Melia SA	61,819	513,950
#*Solaria Energia y Medio Ambiente SA	17,034	44,437
#*SOS Corp Alimentaria SA	33,887	90,029
*Tecnicas Reunidas SA	5,774	350,385
*Telecomunicaciones y Energia SA	33,041	126,833
Telefonica SA	5,983	135,427
Telefonica SA Sponsored ADR	72,100	4,886,938
Tubacex SA	90,296	347,748
Tubos Reunidos SA	95,313	261,807
Unipapel SA	4,501	68,696
#*Urbas Guadahermosa SA	8,757	1,316
*Vertice Trescientos Sesenta Grados SA	1,752	806
Vidrala SA	13,737	342,054
Viscofan SA	35,568	961,718
*Vocento SA	34,637	208,734
Zardoya Otis SA	23,914	373,380
#*Zeltia SA	48,630	243,695

TOTAL SPAIN		104,570,246

SWEDEN — (2.1%)
Aarhuskarlshamn AB	24,977	628,769
*Academedia AB	1,647	44,518
Acando AB	44,231	86,290
*Active Biotech AB	14,592	218,096
Addtech AB Series B	2,691	46,008
AF AB	11,488	367,375
#Alfa Laval AB	50,974	759,537
*Anoto Group AB	29,000	21,004
#Aros Quality Group AB	5,000	31,774
#Assa Abloy AB Series B	100,032	2,306,448
#Atlas Copco AB Series A	51,700	831,548
#Atlas Copco AB Series B	26,200	379,556
*Avanza Bank Holding AB	7,122	240,149
Axfood AB	7,002	200,068
#Axis Communications AB	14,072	226,064
B&B Tools AB	23,018	373,552
#BE Group AB	24,573	175,707
#Beiger Electronics AB	345	7,055
Beijer Alma AB	8,058	130,987
#*Bilia AB Series A	19,334	262,290
*Billerud AB	88,305	692,881
BioGaia AB Series B	2,753	37,591
*BioInvent International AB	3,197	14,543

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
*BioPhausia AB	37,143	$6,111
#Biotage AB	44,000	43,387
*Biovitrum AB	47,630	274,333
#Boliden AB	268,564	3,695,033
Bure Equity AB	123,011	470,779
#Cantena AB	500	7,415
Cardo AB	12,717	408,889
#Clas Ohlson AB Series B	69,373	1,225,047
*Cloetta AB	14,784	79,306
#Concordia Maritime AB Series B	30,791	92,356
*CyberCom Group Europe AB	5,093	21,290
#*D. Carnegie & Co. AB	31,440	—
*Diamyd Medical AB	4,590	78,717
*Duni AB	23,699	191,616
*East Capital Explorer AB	22,366	259,970
Electrolux AB Series B	149,308	3,840,012
Elekta AB Series B	26,546	689,376
*Enea Data AB Series B	17,746	100,143
#*Eniro AB	195,213	560,570
#Fagerhult AB	2,628	48,351
#G & L Beijer AB Series B	3,215	89,018
#Getinge AB	76,494	1,709,890
Geveko AB	1,000	3,226
*Gunnebo AB	41,103	175,136
Hakon Invest AB	38,136	654,215
*Haldex AB	49,802	542,788
#Hennes & Mauritz AB Series B	29,354	1,873,040
#Hexagon AB	135,521	2,149,942
*Hexpol AB	12,133	160,975
*HIQ International AB	27,271	131,324
#Hoganas AB Series B	20,552	613,492
#Holmen AB	49,749	1,254,658
*HQ AB	7,831	133,243
*Husqvarna AB Series A	46,827	345,589
#*Husqvarna AB Series B	284,863	2,113,731
Industrial & Financial Systems AB Series B	14,582	157,483
Indutrade AB	4,400	108,345
Intrum Justitia AB	56,267	664,449
#*JM AB	50,699	816,757
KappAhl AB	16,200	144,974
*Know IT AB	11,284	105,522
Lagercrantz Group AB Series B	10,000	41,942
Lammhults Design Group AB	2,400	15,197
*LBI International AB	35,306	69,516
#Lindab International AB	46,823	526,966
#*Loomis AB	56,753	645,747
#*Lundin Petroleum AB	161,950	984,858
*Meda AB Series A	214,252	2,054,901
#*Medivir AB	5,800	85,818
Mekonomen AB	2,511	49,712
#*Micronic Mydata AB	38,008	72,602
Modern Times Group AB Series B	35,059	2,134,823
*Munters AB	40,269	282,701
NCC AB Series B	56,079	864,926
*Net Entertainment NE AB	2,106	23,071
#*Net Insight AB	65,611	41,548
New Wave Group AB Series B	36,650	194,883
NIBE Industrier AB	26,895	311,921
*Niscayah Group AB	83,668	156,523
*Nobia AB	136,885	706,705
#Nolato AB Series B	15,329	157,158

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Nordea Bank AB	910,765	$8,885,635
*Nordnet AB	7,246	29,504
OEM International AB Series B	9,300	57,421
#*Opcon AB	8,580	38,782
#ORC Software AB	1,800	38,654
#*Orexo AB	3,300	19,248
Oriflame Cosmetics SA	12,458	705,928
*Pa Resources AB	146,047	374,916
*Partnertech AB	1,500	6,419
#Peab AB Series B	129,819	788,615
*Pricer AB Series B	331,791	35,206
*Proffice AB	24,725	92,138
#*Q-Med AB	19,718	211,683
Ratos AB	88,851	2,780,520
*RaySearch Laboratories AB	24,042	143,395
*Readsoft AB Series B	7,000	9,827
Rederi AB Transatlantic	19,360	68,399
*Rezidor Hotel Group AB	60,159	278,550
*rnb Retail & Brands AB	91,304	126,213
#*Rottneros AB	1,095,970	119,185
#*Saab AB	53,452	827,225
#Sandvik AB	94,964	1,361,107
#*SAS AB (7129577)	1,102,134	195,340
#*SAS AB (B56THX7)	3,306,402	584,299
#Scania AB Series B	4,524	78,946
*Seco Tools AB	13,907	200,347
#Securitas AB Series B	90,440	952,407
*Semcon AB	3,200	13,849
*Sintercast AB	2,200	21,126
#*Skandinaviska Enskilda Banken AB Series A	659,446	4,495,275
Skanska AB Series B	137,326	2,275,402
SKF AB Series A	2,588	51,983
#SKF AB Series B	58,639	1,169,732
Skistar AB	6,500	120,978
#SSAB AB Series A	159,096	2,785,785
SSAB AB Series B	73,276	1,138,649
#Studsvik AB	3,680	45,858
#Svenska Cellulosa AB Series B	316,818	4,128,111
#Svenska Handelsbanken AB Series A	154,132	4,322,086
#SWECO AB Series B	13,785	109,730
*Swedbank AB Series A	344,089	3,704,801
#Swedish Match AB	55,000	1,246,831
*Systemair AB	417	4,033
Tele2 AB Series B	155,218	2,623,163
Telefonaktiebolaget LM Ericsson AB	263,450	3,040,353
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	626,060	7,199,690
TeliaSonera AB	627,341	4,299,909
#*TradeDoubler AB	25,102	123,370
*Trelleborg AB Series B	214,010	1,548,355
Vitrolife AB	6,000	32,346
#Volvo AB Series A	122,357	1,485,802
#Volvo AB Series B	231,984	2,878,093
Volvo AB Sponsored ADR	70,300	875,938

TOTAL SWEDEN		112,294,983

SWITZERLAND — (5.0%)
ABB, Ltd. AG	86,839	1,665,703
ABB, Ltd. AG Sponsored ADR	424,571	8,134,780
Acino Holding AG	3,013	440,489
*Actelion, Ltd. AG	21,677	879,164
#Adecco SA	124,962	7,350,004

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Advanced Digital Broadcast Holdings SA	3,871	$149,696
Affichage Holding SA	689	74,639
*AFG Arbonia-Forster Holding AG	4,940	126,287
Allreal Holding AG	9,650	1,120,491
Also Holding AG	635	28,219
#Aryzta AG	58,508	2,235,570
#*Ascom Holding AG	25,555	280,198
#Bachem Holdings AG	3,969	251,226
#Baloise Holding AG	55,856	4,398,187
Bank Coop AG	3,692	239,917
*Bank Sarasin & Cie AG Series B	60,296	2,345,347
Banque Cantonale de Geneve SA	912	197,756
Banque Cantonale Vaudoise AG	2,879	1,266,079
Banque Privee Edmond de Rothschild SA	10	242,944
#Barry Callebaut AG	2,134	1,346,196
*Basilea Pharmaceutica AG	3,501	255,808
Basler Kantonalbank AG	4,603	561,975
#Belimo Holdings AG	139	167,602
*Bell Holding AG	80	120,535
Bellevue Group AG	5,360	189,149
Berner Kantonalbank AG	2,808	626,444
BKW FMB Energie AG	5,873	391,313
*Bobst Group AG	6,176	245,238
Bossard Holding AG	2,478	174,636
#Bucher Industries AG	5,535	678,046
Burckhardt Compression Holding AG	1,591	303,891
Carlo Gavazzi Holding AG	209	31,111
Centralschweizerische Kraftwerke AG	449	137,885
Charles Voegele Holding AG	4,882	227,166
*Cicor Technologies, Ltd.	911	27,644
Cie Financiere Tradition SA	521	58,114
#*Clariant AG	349,806	4,826,341
Coltene Holding AG	411	21,737
Compagnie Financiere Richemont SA Series A	232,579	8,578,431
Conzzeta AG	142	249,504
#Credit Suisse Group AG	18,871	866,137
Credit Suisse Group AG Sponsored ADR	405,680	18,539,576
#*Cytos Biotechnology AG	1,001	10,751
Daetwyler Holding AG	5,683	363,118
Datacolor AG	34	9,564
*Dottikon ES Holding AG	89	18,167
#*Dufry AG	15,511	1,326,639
#EFG International AG	40,934	686,756
EGL AG	507	384,152
Emmi AG	2,233	347,764
EMS-Chemie Holding AG	9,412	1,258,608
#Energiedienst Holding AG	7,704	387,847
*Feintol International Holding AG	147	44,261
Ferrexpo PLC	24,102	128,910
Flughafen Zuerich AG	6,039	1,986,443
Forbo Holding AG	1,214	503,868
#Galenica Holding AG	3,598	1,399,182
*GAM Holdings, Ltd. AG	122,952	1,527,249
Geberit AG	10,697	1,898,414
#George Fisher AG	6,233	2,204,114
Givaudan SA	6,351	5,526,489
Gurit Holding AG	397	218,692
#Helvetia Holding AG	8,121	2,481,460
#*Holcim, Ltd. AG	196,366	14,632,924
Implenia AG	5,906	169,879
*Interroll-Holding SA	417	136,561

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
#*Julius Baer Group, Ltd. AG	70,199	$2,412,613
Kaba Holding AG	1,991	565,409
*Kardex AG	2,584	94,263
Komax Holding AG	2,139	170,925
#Kudelski SA	49,220	1,471,771
#Kuehne & Nagel International AG	13,624	1,425,745
Kuoni Reisen Holding AG	2,571	911,408
Lem Holdings SA	2,962	981,847
#*Liechtensteinische Landesbank AG	1,182	89,631
#*LifeWatch AG	9,950	163,355
#Lindt & Spruengli AG	22	572,227
#*Logitech International SA	91,981	1,501,624
#Lonza Group AG	17,494	1,365,169
#Luzerner Kantonalbank AG	2,094	588,766
#Metall Zug AG	128	356,256
#*Meyer Burger Technology AG	16,335	400,306
*Micronas Semiconductor Holding AG	18,412	102,009
*Mikron Holding AG	53,246	340,854
Mobilezone Holding AG	6,928	57,520
Mobimo Holding AG	5,051	859,298
Nestle SA	546,164	26,724,306
#Nobel Biocare Holding AG	32,030	702,039
Novartis AG	879	44,816
#*Novartis AG ADR	446,694	22,714,390
#*OC Oerlikon Corp AG	5,915	195,168
*Orascom Development Holding AG	2,498	155,132
Orell Fuessli Holding AG	435	57,432
Panalpina Welttransport Holding AG	13,833	1,244,060
#Partners Group Holding AG	4,415	591,102
Petroplus Holdings AG	77,794	1,387,150
Phoenix Mecano AG	1,022	515,928
*Precious Woods Holding AG	1,929	59,189
*PubliGroupe SA	5,903	601,792
#*Rieters Holdings AG	4,511	1,375,280
Roche Holding AG Bearer	5,170	842,549
Roche Holding AG Genusschein	82,873	13,084,751
Romande Energie Holding SA	361	609,187
*Schaffner Holding AG	468	77,033
Schindler Holding AG	5,484	476,324
Schulthess Group AG	5,477	231,751
Schweiter Technologies AG	675	390,018
*Schweizerische National-Versicherungs-Gesellschaft AG	13,902	408,349
#SGS SA	1,177	1,528,862
#Siegfried Holding AG	2,163	182,774
Sika AG	1,777	3,156,273
Sonova Holding AG	7,666	950,304
St. Galler Kantonalbank AG	3,598	1,595,027
#Straumann Holding AG	2,040	501,266
#Sulzer AG	28,122	2,788,495
#Swatch Group AG(7184725)	29,185	8,550,144
Swatch Group AG(7184736)	44,933	2,450,212
Swiss Life Holding AG	29,389	3,572,400
*Swiss Reinsurance Co., Ltd. AG	176,607	7,659,173
Swisscom AG	4,364	1,480,979
Swisscom AG Sponsored ADR	5,100	171,972
Swisslog Holding AG	155,983	138,863
*Swissmetal Holding AG	2,816	27,774
Swissquote Group Holding SA	3,174	135,004
Syngenta AG ADR	128,298	6,480,332
*Tamedia AG	1,541	121,367
Tecan Group AG	10,848	720,630

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
#*Temenos Group AG	26,589	$723,133
*Tornos SA	11,724	97,083
*U-Blox AG	2,571	82,008
*UBS AG	121,227	1,878,071
*UBS AG ADR	30,398	468,737
Valartis Group AG	9,154	283,205
#Valiant Holding AG	21,628	4,112,726
Valora Holding AG	5,050	1,268,686
Vaudoise Assurances Holdings SA	624	137,475
Verwaltungs und Privat-Bank AG	3,240	367,346
#Von Roll Holding AG	57,443	367,722
#Vontobel Holdings AG	48,801	1,403,548
VZ Holding AG	546	47,945
Walliser Kantonalbank AG	173	107,473
#*Winterthur Technologie AG	164	6,936
*WMH Walter Meier Holding AG	589	75,304
#Ypsomed Holdings AG	3,755	229,095
Zehnder Group AG	261	430,130
Zuger Kantonalbank AG	112	483,554
Zurich Financial Services AG	61,540	13,643,100

TOTAL SWITZERLAND		263,046,857

UNITED KINGDOM — (16.1%)
*888 Holdings P.L.C.	31,323	37,158
A.G. Barr P.L.C.	18,558	264,054
Aberdeen Asset Management P.L.C.	1,345,598	2,825,668
Acal P.L.C.	6,247	17,640
Admiral Group P.L.C.	39,092	784,026
*AEA Technology P.L.C.	27,704	9,276
Aegis Group P.L.C.	514,485	1,022,126
*Afren P.L.C.	501,592	699,599
*Aga Rangemaster Group P.L.C.	42,331	71,784
Aggreko P.L.C.	97,313	1,812,682
Air Partner P.L.C.	2,004	11,920
*Alexon Group P.L.C.	5,157	1,882
*Alizyme P.L.C.	42,517	2,602
Alphameric P.L.C.	42,180	17,761
*Alterian P.L.C.	15,092	39,346
Alumasc Group P.L.C.	8,807	13,763
Amec P.L.C.	275,483	3,500,894
Amlin P.L.C.	379,579	2,171,803
*Anglo American P.L.C.	536,326	22,780,947
Anglo Pacific Group P.L.C.	100,192	372,214
Anglo-Eastern Plantations P.L.C.	6,286	54,143
Anite P.L.C.	269,961	139,076
*Antisoma P.L.C.	646,856	68,433
Antofagasta P.L.C.	122,805	1,861,956
*Arena Leisure P.L.C.	182,111	83,974
*Ark Therapeutics Group P.L.C.	217,227	33,934
ARM Holdings P.L.C.	12,223	47,144
ARM Holdings P.L.C. Sponsored ADR	177,485	2,028,654
Arriva P.L.C.	188,583	2,197,167
Ashmore Group P.L.C.	107,195	432,675
Ashtead Group P.L.C.	668,497	1,206,570
Associated British Foods P.L.C.	216,587	3,327,370
*Assura Group, Ltd. P.L.C.	54,999	35,706
#AstraZeneca P.L.C. Sponsored ADR	107,290	4,745,437
Atkins WS P.L.C.	71,258	771,019
*Autonomy Corp. P.L.C.	87,595	2,402,853
Aveva Group P.L.C.	28,259	498,940
*Avis Europe P.L.C.	608,277	342,346

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Aviva P.L.C.	1,428,246	$7,550,263
*Avon Rubber P.L.C.	8,371	11,853
*Axis-Shield P.L.C.	22,609	148,926
#Babcock International Group P.L.C.	166,608	1,485,773
BAE Systems P.L.C.	1,346,026	7,054,844
Balfour Beatty P.L.C.	436,658	1,848,223
Barclays P.L.C. Sponsored ADR	967,457	19,755,472
*Barratt Developments P.L.C.	1,293,556	2,448,032
BBA Aviation P.L.C.	558,382	1,766,799
Beazley P.L.C.	690,360	1,197,522
Bellway P.L.C.	161,187	1,850,471
*Berkeley Group Holdings P.L.C. (The)	168,826	2,143,438
BG Group P.L.C.	132,880	2,246,031
BG Group P.L.C. Sponsored ADR	27,200	2,360,960
BHP Billiton P.L.C.	15,526	474,017
BHP Billiton P.L.C. ADR	77,600	4,733,600
Biocompatibles International P.L.C.	22,206	79,704
*Blacks Leisure Group P.L.C.	20,283	18,733
Bloomsbury Publishing P.L.C.	58,768	99,847
BlueBay Asset Management P.L.C.	20,388	116,332
Bodycote P.L.C.	338,328	1,146,773
*Bovis Homes Group P.L.C.	168,556	1,093,616
BP P.L.C.	79,890	696,796
#BP P.L.C. Sponsored ADR	717,376	37,411,158
Braemar Shipping Services P.L.C.	13,325	94,700
Brammer P.L.C.	24,061	55,466
Brewin Dolphin Holdings P.L.C.	195,737	427,824
Brit Insurance Holdings NV	109,273	1,324,461
#*British Airways P.L.C.	552,471	1,915,476
*British Airways P.L.C. Sponsored ADR	6,100	213,622
British American Tobacco P.L.C.	82,257	2,586,553
#British American Tobacco P.L.C. Sponsored ADR	19,800	1,256,310
British Polythene Industries P.L.C.	25,012	96,439
British Sky Broadcasting Group P.L.C.	20,913	195,756
#British Sky Broadcasting Group P.L.C. Sponsored ADR	24,700	924,274
Britvic P.L.C.	153,689	1,126,416
BSS Group P.L.C.	162,038	761,994
#BT Group P.L.C. Sponsored ADR	140,608	2,692,643
*BTG P.L.C.	131,785	354,150
Bunzl P.L.C.	176,872	2,059,706
Burberry Group P.L.C.	392,064	4,015,516
*Cable & Wireless Communications P.L.C.	2,101,774	1,985,779
*Cable & Wireless Worldwide P.L.C.	2,101,774	2,778,482
*Cairn Energy P.L.C.	577,820	3,526,335
Camellia P.L.C.	198	21,216
Capita Group P.L.C.	63,460	774,012
*Capital & Regional P.L.C.	109,371	58,315
Carclo P.L.C.	21,066	45,900
Carillion P.L.C.	545,105	2,846,357
Carnival P.L.C.	34,284	1,485,165
#Carnival P.L.C. ADR	86,903	3,745,519
Carpetright P.L.C.	7,935	104,827
*Carphone Warehouse Group P.L.C.	181,355	536,237
Carr’s Milling Industries P.L.C.	2,672	21,064
Castings P.L.C.	21,365	63,574
Catlin Group, Ltd. P.L.C.	475,532	2,557,779
Centaur Media P.L.C.	79,311	61,368
Centrica P.L.C.	705,472	3,168,876
Charles Stanley Group P.L.C.	6,583	25,692
Charles Taylor Consulting P.L.C.	11,746	42,967
Charter International P.L.C.	218,827	2,686,788

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Chaucer Holdings P.L.C.	224,906	$170,754
Chemring Group P.L.C.	7,068	393,803
Chesnara P.L.C.	128,213	439,110
Chime Communications P.L.C.	17,635	53,768
Chloride Group P.L.C.	109,867	503,099
*Chrysalis Group P.L.C.	4,723	7,376
*Cineworld Group P.L.C.	1,667	5,031
Clarkson P.L.C.	6,526	94,477
*Clinton Cards P.L.C.	67,260	43,753
Close Brothers Group P.L.C.	186,784	2,079,046
Cobham P.L.C.	485,287	1,967,149
Collins Stewart P.L.C.	132,454	189,608
*COLT Telecom Group SA	353,179	668,669
Communisis P.L.C.	120,651	42,558
Compass Group P.L.C.	423,975	3,448,111
Computacenter P.L.C.	132,624	661,058
Connaught P.L.C.	102,162	470,602
Consort Medical P.L.C.	26,822	149,448
*Cookson Group P.L.C.	269,683	2,311,207
Corin Group P.L.C.	3,868	3,930
*Cosalt P.L.C.	12,162	1,358
Costain Group P.L.C.	95,132	34,805
Cranswick P.L.C.	44,155	538,546
*Creston P.L.C.	18,283	28,346
Croda International P.L.C.	71,595	1,097,918
*CSR P.L.C.	216,724	1,417,473
Daily Mail & General Trust P.L.C. Series A	256,833	2,031,354
Dairy Crest Group P.L.C.	208,330	1,139,751
*Dana Petroleum P.L.C.	84,241	1,553,402
Davis Service Group P.L.C.	225,786	1,478,274
De la Rue P.L.C.	78,163	1,088,841
*Debenhams P.L.C.	1,262,918	1,377,366
Dechra Pharmaceuticals P.L.C.	23,568	164,893
Delta P.L.C.	201,787	567,053
Development Securities P.L.C.	86,917	343,816
Devro P.L.C.	191,737	500,179
Diageo P.L.C. Sponsored ADR	60,800	4,142,912
Dignity P.L.C.	24,720	240,878
Dimension Data Holdings P.L.C.	1,618,467	2,245,765
Diploma P.L.C.	72,321	246,085
Domino Printing Sciences P.L.C.	131,778	879,586
Domino’s Pizza UK & IRL P.L.C.	25,791	137,008
Drax Group P.L.C.	128,019	706,477
DS Smith P.L.C.	490,393	1,006,690
*DSG International P.L.C.	4,272,787	2,149,817
*DTZ Holdings P.L.C.	9,294	9,846
Dunelm Group P.L.C.	28,656	169,357
*Dyson Group P.L.C.	3,999	994
*E2V Technologies P.L.C.	54,502	45,573
eaga P.L.C.	91,089	185,336
*easyJet P.L.C.	165,228	1,187,433
Electrocomponents P.L.C.	440,584	1,508,446
Elementis P.L.C.	587,858	579,774
#*EnQuest P.L.C. (B3K6VK5)	218,211	335,909
*EnQuest P.L.C. (B635TG2)	33,407	50,450
*Enterprise Inns P.L.C.	629,125	1,227,788
*Erinaceous Group P.L.C.	16,996	429
Eurasian Natural Resources Corp. P.L.C.	118,384	2,259,318
Euromoney Institutional Investor P.L.C.	25,874	203,395
Evolution Group P.L.C.	269,316	474,203
Experian P.L.C.	262,099	2,423,071

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
F&C Asset Management P.L.C.	574,858	$577,973
Fenner P.L.C.	109,790	358,600
Fiberweb P.L.C.	12,365	10,114
Fidessa Group P.L.C.	30,747	618,554
Filtrona P.L.C.	159,919	561,359
*Findel P.L.C.	342,686	125,318
Firstgroup P.L.C.	259,282	1,506,737
Forth Ports P.L.C.	38,207	785,791
*Fortune Oil P.L.C.	347,850	40,493
French Connection Group P.L.C.	88,909	52,643
*Fresnillo P.L.C.	15,588	189,737
Fuller Smith & Turner P.L.C.	36,790	308,436
Future P.L.C.	361,156	87,033
G4S P.L.C.	840,888	3,422,851
*Galiform P.L.C.	1,093,385	1,334,846
Galliford Try P.L.C.	107,408	617,229
Game Group P.L.C.	537,486	782,290
*Games Workshop Group P.L.C.	7,668	43,090
*Gem Diamonds, Ltd. P.L.C.	104,220	460,861
Genus P.L.C.	40,102	448,597
*GKN P.L.C.	1,314,139	2,726,369
GlaxoSmithKline P.L.C. Sponsored ADR	82,600	3,080,154
Go-Ahead Group P.L.C.	27,005	583,396
Greene King P.L.C.	289,797	2,011,149
Greggs P.L.C.	53,880	395,721
Guinness Peat Group P.L.C.	52,824	33,646
Halfords Group P.L.C.	167,488	1,297,381
Halma P.L.C.	253,936	1,057,288
Hampson Industries P.L.C.	243,309	186,556
Hansard Global P.L.C.	10,373	27,362
*Hardy Oil & Gas P.L.C.	17,474	54,791
Hardy Underwriting Group P.L.C.	21,636	85,670
Hargreaves Lansdown P.L.C.	80,332	432,742
*Harvard International P.L.C.	6,399	4,985
Harvey Nash Group P.L.C.	28,747	20,313
Havelock Europa P.L.C.	13,179	3,072
Hays P.L.C.	607,627	1,032,690
Headlam Group P.L.C.	103,583	485,438
Helical Bar P.L.C.	101,489	519,777
*Helphire P.L.C.	309,742	244,924
Henderson Group P.L.C.	824,494	1,841,870
Henry Boot P.L.C.	43,832	63,822
*Heritage Oil P.L.C.	40,233	278,405
*Heywood Williams Group P.L.C.	30,224	647
Hikma Pharmaceuticals P.L.C.	127,684	1,220,463
Hill & Smith Holdings P.L.C.	99,260	547,364
Hiscox, Ltd. P.L.C.	503,798	2,564,867
#HMV Group P.L.C.	155,649	170,997
Hochschild Mining P.L.C.	95,224	361,436
Hogg Robinson Group P.L.C.	127,702	60,318
Holidaybreak P.L.C.	20,754	85,473
Home Retail Group P.L.C.	303,927	1,274,347
Homeserve P.L.C.	47,311	1,441,535
*Hornby P.L.C.	20,303	41,999
HSBC Holdings P.L.C.	42,169	429,384
#HSBC Holdings P.L.C. Sponsored ADR	1,176,187	59,856,156
Hunting P.L.C.	61,625	530,696
Huntsworth P.L.C.	250,994	276,264
Hyder Consulting P.L.C.	11,602	46,711
ICAP P.L.C.	369,623	2,132,524
IG Group Holdings P.L.C.	192,580	1,194,247

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Imagination Technologies Group P.L.C.	107,118	$451,388
IMI P.L.C.	291,635	3,171,242
Imperial Tobacco Group P.L.C.	125,837	3,584,862
Imperial Tobacco Group P.L.C. ADR	18,000	1,025,820
*Inchcape P.L.C.	4,197,272	2,197,737
Informa P.L.C.	479,364	2,893,272
Inmarsat P.L.C.	90,053	1,047,809
*Innovation Group P.L.C.	894,895	174,388
Intec Telecom Systems P.L.C.	293,690	297,583
Intercontinental Hotels Group P.L.C.	7,196	126,872
#Intercontinental Hotels Group P.L.C. ADR	82,523	1,451,580
Intermediate Capital Group P.L.C.	371,104	1,598,053
International Personal Finance P.L.C.	324,526	1,337,979
International Power P.L.C.	1,635,620	8,279,031
Interserve P.L.C.	92,077	310,632
Intertek Group P.L.C.	69,693	1,582,796
Invensys P.L.C.	554,079	2,853,529
Investec P.L.C.	453,757	3,588,809
*IP Group P.L.C.	174,476	111,885
ITE Group P.L.C.	38,841	89,574
*ITV P.L.C.	3,143,342	3,224,579
J.D. Wetherspoon P.L.C.	62,588	517,311
James Fisher & Sons P.L.C.	69,699	448,983
Jardine Lloyd Thompson Group P.L.C.	67,642	573,087
*Jazztel P.L.C.	111,041	448,316
JD Sports Fashion P.L.C.	9,632	120,081
*JJB Sports P.L.C.	308,911	109,577
JKX Oil & Gas P.L.C.	74,388	296,342
John Menzies P.L.C.	18,774	108,421
John Wood Group P.L.C.	359,041	2,022,390
Johnson Matthey P.L.C.	150,207	3,994,765
*Johnston Press P.L.C.	1,456,828	735,689
*Kazakhmys P.L.C.	151,166	3,202,571
Kcom Group P.L.C.	313,389	224,850
Keller Group P.L.C.	57,923	641,596
Kesa Electricals P.L.C.	659,944	1,254,018
Kewill P.L.C.	37,553	54,633
Kier Group P.L.C.	33,540	582,733
Kingfisher P.L.C.	2,252,411	8,584,183
*Kofax P.L.C.	35,274	131,357
Ladbrokes P.L.C.	687,249	1,632,930
Laird P.L.C.	156,054	313,113
*Lamprell P.L.C.	81,234	292,828
Lancashire Holdings, Ltd. P.L.C.	183,882	1,303,876
Latchways P.L.C.	2,464	27,051
Laura Ashley Holdings P.L.C.	157,940	36,122
Lavendon Group P.L.C.	159,177	217,940
Legal & General Group P.L.C.	6,293,969	8,184,301
Liontrust Asset Management P.L.C.	4,633	7,149
*Lloyds Banking Group P.L.C.	8,826,528	8,830,921
*Lloyds Banking Group P.L.C. Sponsored ADR	678,129	2,759,985
Logica P.L.C.	1,180,679	2,470,194
London Stock Exchange Group P.L.C.	140,930	1,466,131
*Lonmin P.L.C.	126,094	3,642,958
*Lookers P.L.C.	102,769	94,391
Low & Bonar P.L.C.	112,993	55,151
LSL Property Services P.L.C.	14,831	66,571
*Luminar Group Holdings P.L.C.	101,277	67,894
Man Group P.L.C.	1,764,724	6,514,904
Management Consulting Group P.L.C.	228,686	83,353
*Manganese Bronze Holdings P.L.C.	3,904	3,951

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Marks & Spencer Group P.L.C.	1,223,327	$6,840,866
Marshalls P.L.C.	93,944	146,801
Marston’s P.L.C.	609,902	945,159
McBride P.L.C.	159,710	455,836
*Mears Group P.L.C.	24,049	115,663
*Mecom Group P.L.C.	30,536	107,945
Meggitt P.L.C.	665,989	3,168,987
Melrose P.L.C.	439,750	1,597,980
Melrose Resources P.L.C.	72,915	333,047
Michael Page International P.L.C.	82,897	539,174
Micro Focus International P.L.C.	92,950	743,155
Millennium & Copthorne Hotels P.L.C.	191,477	1,380,014
*Minerva P.L.C.	81,885	144,654
*Misys P.L.C.	272,822	971,472
*Mitchells & Butlers P.L.C.	313,759	1,567,591
Mitie Group P.L.C.	298,336	1,064,418
MJ Gleeson Group P.L.C.	16,223	31,203
Mondi P.L.C.	388,509	2,622,515
Moneysupermarket.com Group P.L.C.	268,306	305,350
Morgan Crucible Co. P.L.C.	228,756	745,177
Morgan Sindall P.L.C.	47,970	415,335
*Morse P.L.C.	67,859	52,774
Mothercare P.L.C.	70,847	621,332
Mouchel Group P.L.C.	47,646	142,620
*MWB Group Holdings P.L.C.	22,990	15,088
N Brown Group P.L.C.	120,533	503,764
National Express Group P.L.C.	394,930	1,441,688
National Grid P.L.C.	12,791	123,343
#National Grid P.L.C. Sponsored ADR	65,625	3,183,469
*NCC Group P.L.C.	8,070	47,861
Nestor Healthcare Group P.L.C.	46,858	39,447
Next P.L.C.	68,270	2,385,853
Northern Foods P.L.C.	276,232	230,952
*Northgate P.L.C.	78,823	253,464
Northumbrian Water Group P.L.C.	299,705	1,239,198
Novae Group P.L.C.	87,874	415,396
*Old Mutual P.L.C.	3,710,672	6,548,890
*Optos P.L.C.	2,240	4,124
*Oxford Biomedica P.L.C.	216,069	30,086
Oxford Instruments P.L.C.	21,584	94,791
Pace P.L.C.	279,442	788,823
*PartyGaming P.L.C.	67,272	315,560
PayPoint P.L.C.	9,427	44,733
#Pearson P.L.C. Sponsored ADR	607,283	9,698,310
*Pendragon P.L.C.	375,315	191,522
Pennon Group P.L.C.	209,558	1,664,729
*Persimmon P.L.C.	411,644	2,993,213
Petrofac, Ltd. P.L.C.	33,407	577,781
Petropavlovsk P.L.C.	93,028	1,661,983
Phoenix IT Group, Ltd. P.L.C.	33,310	136,214
Photo-Me International P.L.C.	823,881	468,323
Pinewood Shepperton P.L.C.	31,209	67,528
*Pinnacle Staffing Group P.L.C.	15,255	1,050
Premier Farnell P.L.C.	271,574	983,939
*Premier Foods P.L.C.	1,920,877	768,177
*Premier Oil P.L.C.	48,099	931,492
*Prostrakan Group P.L.C.	55,036	69,737
Provident Financial P.L.C.	60,295	770,259
Prudential P.L.C.	56,043	492,026
#Prudential P.L.C. ADR	341,084	5,945,094
Psion P.L.C.	94,664	118,136

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Puma Brandenburg, Ltd.	90,186	$2,005
*Puma Brandenburg, Ltd.	90,186	2,005
*Punch Taverns P.L.C.	729,609	989,075
PV Crystalox Solar P.L.C.	187,334	140,145
PZ Cussons P.L.C.	198,654	825,653
Qinetiq P.L.C.	579,428	1,128,580
*Quintain Estates & Development P.L.C.	331,484	283,240
R.E.A. Holdings P.L.C.	11,361	86,816
Rank Group P.L.C.	236,514	439,090
Rathbone Brothers P.L.C.	32,807	464,324
*Raymarine P.L.C.	10,990	2,843
Reckitt Benckiser Group P.L.C.	58,545	3,041,302
*Redrow P.L.C.	350,237	797,344
Reed Elsevier P.L.C.	7,445	58,287
#Reed Elsevier P.L.C. ADR	37,941	1,198,936
Regus P.L.C.	806,085	1,419,028
Renishaw P.L.C.	28,314	288,417
*Renovo Group P.L.C.	132,895	48,732
Rensburg Sheppards P.L.C.	10,746	138,002
*Rentokil Initial P.L.C.	934,753	1,812,917
*Resolution, Ltd. P.L.C.	1,981,004	2,206,148
Restaurant Group P.L.C.	122,168	453,805
Rexam P.L.C.	927,144	4,571,658
Ricardo P.L.C.	27,069	124,354
Rightmove P.L.C.	47,459	504,952
Rio Tinto P.L.C.	113,242	6,064,339
#Rio Tinto P.L.C. Sponsored ADR	85,236	4,335,103
RM P.L.C.	31,960	86,441
Robert Walters P.L.C.	96,470	341,198
Robert Wiseman Dairies P.L.C.	36,081	257,597
ROK P.L.C.	63,943	34,243
*Rolls-Royce Group P.L.C. (3283648)	704,863	6,210,898
*Rolls-Royce Group P.L.C. (B61JG65)	63,437,670	97,063
Rotork P.L.C.	37,868	812,945
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	302,157	4,940,267
Royal Dutch Shell P.L.C. ADR	1,028,172	62,389,477
Royal Dutch Shell P.L.C. Series B	109,362	3,297,113
RPC Group P.L.C.	117,028	439,833
RPS Group P.L.C.	128,253	444,749
RSA Insurance Group P.L.C.	3,541,418	6,554,744
S&U P.L.C.	2,614	22,012
SABmiller P.L.C.	396,880	12,442,262
Sage Group P.L.C.	1,083,003	4,047,788
Sainsbury (J.) P.L.C.	733,434	3,779,777
*Salamander Energy P.L.C.	124,026	473,915
Savills P.L.C.	133,784	697,653
Schroders P.L.C.	104,402	2,207,227
Schroders P.L.C. Non-Voting	47,239	798,337
Scott Wilson Group P.L.C.	99,619	161,637
Scottish & Southern Energy P.L.C.	145,127	2,406,777
*SDL P.L.C.	123,603	854,036
Senior P.L.C.	308,973	544,289
Serco Group P.L.C.	91,948	882,509
Severfield-Rowen P.L.C.	116,278	388,215
Severn Trent P.L.C.	85,941	1,519,685
Shanks Group P.L.C.	410,243	646,753
Shire P.L.C.	2,251	49,586
Shire P.L.C. ADR	19,600	1,290,464
*Shore Capital Group, Ltd. P.L.C.	90,186	47,728
*SIG P.L.C.	512,863	1,031,534
*SkyePharma P.L.C. Sponsored ADR	80	56

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Smith & Nephew P.L.C.	7,085	$73,455
#Smith & Nephew P.L.C. Sponsored ADR	34,400	1,785,360
Smiths Group P.L.C.	81,036	1,393,332
Smiths News P.L.C.	123,090	231,435
*Soco International P.L.C.	44,185	1,099,053
*Southern Cross Healthcare, Ltd. P.L.C.	120,532	143,447
Spectris P.L.C.	103,458	1,415,697
Speedy Hire P.L.C.	147,048	79,022
Spirax-Sarco Engineering P.L.C.	35,426	833,409
Spirent Communications P.L.C.	2,392,683	4,385,338
Spirent Communications P.L.C. Sponsored ADR	25,100	185,180
*Sportech P.L.C.	87,812	66,431
Sports Direct International P.L.C.	100,356	172,053
SSL International P.L.C.	84,159	1,102,651
St. Ives Group P.L.C.	57,893	56,032
St. James’s Place P.L.C.	175,633	707,043
*St. Modwen Properties P.L.C.	93,532	246,956
Stagecoach Group P.L.C.	297,923	895,114
Standard Chartered P.L.C.	823,253	21,959,947
#Standard Life P.L.C.	2,377,425	7,232,792
Sthree P.L.C.	42,650	237,413
*STV Group P.L.C.	56,141	97,205
#*Subsea 7, Inc. P.L.C.	67,195	1,314,165
T Clarke P.L.C.	26,802	60,127
*TalkTalk Telecom Group P.L.C.	362,710	704,809
Tate & Lyle P.L.C.	407,706	2,838,228
*Taylor Wimpey P.L.C.	3,888,875	2,405,309
Ted Baker P.L.C.	12,672	102,874
*Telecity Group P.L.C.	150,602	937,666
Telecom Plus P.L.C.	23,457	111,660
Tesco P.L.C.	1,793,199	11,893,816
Thomas Cook Group P.L.C.	537,424	2,038,721
Thorntons P.L.C.	37,958	58,935
Tomkins P.L.C.	14,460	54,704
#Tomkins P.L.C. Sponsored ADR	300,034	4,581,519
*Topps Tiles P.L.C.	36,015	31,879
*Trafficmaster P.L.C.	25,933	18,214
*Travis Perkins P.L.C.	184,649	2,384,830
Tribal Group P.L.C.	44,362	50,378
*Trifast P.L.C.	29,862	14,517
*Trinity Mirror P.L.C.	340,299	811,320
*TT electronics P.L.C.	99,617	160,492
TUI Travel P.L.C.	193,627	826,047
Tullett Prebon P.L.C.	96,273	514,839
Tullow Oil P.L.C.	77,475	1,349,343
*UK Coal P.L.C.	116,239	93,331
UK Mail Group P.L.C.	12,676	66,415
Ultra Electronics Holdings P.L.C.	29,410	694,380
Umeco P.L.C.	61,337	337,865
Unilever P.L.C.	17,957	539,613
#Unilever P.L.C. Sponsored ADR	120,000	3,612,000
*Uniq P.L.C.	17,006	4,995
United Business Media P.L.C.	164,105	1,385,384
United Utilities Group P.L.C.	230,921	1,889,699
United Utilities Group P.L.C. ADR	10,818	176,874
UTV Media P.L.C.	119,515	232,804
*Vectura Group P.L.C.	215,046	116,615
#Vedanta Resources P.L.C.	81,742	3,124,705
*Vernalis P.L.C.	2,914	2,119
Victrex P.L.C.	40,288	619,434
Vislink P.L.C.	25,526	9,186

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Vitec Group P.L.C. (The)	21,322	$133,457
Vodafone Group P.L.C.	806,505	1,786,120
Vodafone Group P.L.C. Sponsored ADR	1,705,931	37,871,668
*Volex Group P.L.C.	13,778	29,636
Vp P.L.C.	11,576	35,060
#VT Group P.L.C.	79,174	901,402
*Wagon P.L.C.	17,912	343
Weir Group P.L.C. (The)	136,924	2,055,530
Wellstream Holdings P.L.C.	78,412	716,028
WH Smith P.L.C.	144,543	1,108,795
Whitbread P.L.C.	165,657	3,871,278
William Hill P.L.C.	432,921	1,352,710
William Morrison Supermarkets P.L.C.	1,284,884	5,684,624
Wilmington Group P.L.C.	141,363	314,605
Wincanton P.L.C.	64,071	230,184
*Wolfson Microelectronics P.L.C.	178,762	473,067
*Wolseley P.L.C.	295,066	7,369,270
Wolseley P.L.C. ADR	62,362	155,905
WPP P.L.C.	18,201	192,974
#WPP P.L.C. Sponsored ADR	49,747	2,628,134
WSP Group P.L.C.	82,843	442,905
Xaar P.L.C.	21,799	42,347
Xchanging P.L.C.	154,068	493,191
XP Power, Ltd. P.L.C.	1,410	12,071
*Xstrata P.L.C.	782,713	12,880,937
*Yell Group P.L.C.	3,051,944	2,536,209
*Yule Catto & Co. P.L.C.	28,408	89,250

TOTAL UNITED KINGDOM		849,058,188

TOTAL COMMON STOCKS		4,281,208,433

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Village Roadshow, Ltd. Series A	59,646	140,204

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Fox Resources, Ltd. Rights 05/26/10	10,704	50
*IDT Australia, Ltd. Options 03/11/11	1,684	—
*Kings Minerals NL Rights 04/30/10	11,650	356

TOTAL AUSTRALIA		406

AUSTRIA — (0.0%)
*Warimpex Finanz- und Beteiligungs AG Rights 05/10/10	7,537	—

BELGIUM — (0.0%)
*Deceuninck NV STRIP VVPR	18,136	24

FRANCE — (0.0%)
*Technicolor SA Rights 05/11/10 (B3RG4N2)	72,740	—
*Technicolor SA Rights 05/11/10 (B3YLYP2)	72,740	16,271

TOTAL FRANCE		16,271

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	514,000	15,888
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	13,200	—
*Henderson Land Development Co., Ltd. Warrants	72,738	—
*Imagi International Holdings, Ltd. Rights 05/05/10	32,000	1,896
#*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	311,037	6,530

TOTAL HONG KONG		24,314

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (0.0%)
*KME Group SpA Warrants 12/30/11	27,293	$759

NORWAY — (0.0%)
*Renewable Energy Corp. ASA Rights 05/20/10	18,222	25,268

SPAIN — (0.0%)
#*Banco de Valencia SA Rights 05/06/10	106,759	12,509

SWEDEN — (0.0%)
*Medivir AB Rights 05/28/10	5,800	9,209
*Micronic Mydata AB Rights 05/21/10	38,008	—

TOTAL SWEDEN		9,209

SWITZERLAND — (0.0%)
*Siegfried Holding AG Rights 04/26/10	2,163	6,231

UNITED KINGDOM — (0.0%)
*Blacks Leisure Group P.L.C. Rights 5/19/10	16,835	1,545

TOTAL RIGHTS/WARRANTS		96,536

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $22,805,000 FNMA 4.00%, 12/15/38, valued at $23,745,706) to be repurchased at $23,394,370	$23,394	23,394,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (18.4%)
§@DFA Short Term Investment Fund	968,507,432	968,507,432
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $555,384) to be repurchased at $544,503	$544	544,494

TOTAL SECURITIES LENDING COLLATERAL		969,051,926

TOTAL INVESTMENTS — (100.0%) (Cost $5,422,065,184)		$5,273,891,099

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (94.4%)
AUSTRALIA — (5.0%)
Adelaide Brighton, Ltd.	35,023	$94,211
*Aditya Birla Minerals, Ltd.	7,401	7,226
AGL Energy, Ltd.	11,707	162,116
AJ Lucas Group, Ltd.	8,887	21,307
Alesco Corp., Ltd.	10,006	27,302
*Allied Gold, Ltd.	92,439	32,905
Alumina, Ltd.	302,126	426,663
Alumina, Ltd. Sponsored ADR	4,700	26,367
Amalgamated Holdings, Ltd.	1,740	9,487
Amcom Telecommunications, Ltd.	94,523	29,113
Amcor, Ltd.	147,315	891,517
Amcor, Ltd. Sponsored ADR	500	12,085
AMP, Ltd.	37,856	217,244
Ansell, Ltd.	17,816	210,163
*Antares Energy, Ltd.	13,179	10,083
APA Group, Ltd.	45,547	151,880
APN News & Media, Ltd.	45,153	101,330
*Aquila Resources, Ltd.	10,088	94,094
*Aristocrat Leisure, Ltd.	24,758	97,180
*Arrow Energy, Ltd.	36,879	173,988
*Asciano Group, Ltd.	156,629	243,075
ASX, Ltd.	6,797	205,494
#*Atlas Iron, Ltd.	52,309	119,662
Ausdrill, Ltd.	48,224	91,515
*Austar United Communications, Ltd.	69,123	74,119
Austbrokers Holdings, Ltd.	1,390	6,398
Austereo Group, Ltd.	31,793	49,942
*Australasian Resources, Ltd.	31,503	12,869
Australia & New Zealand Banking Group, Ltd.	96,142	2,129,476
*Australian Agricultural Co., Ltd.	15,396	18,332
Australian Infrastructure Fund NL	74,553	135,407
*Australian Worldwide Exploration, Ltd.	82,410	186,246
Automotive Holdings Group NL	26,062	65,265
*AVJennings, Ltd.	6,380	2,751
*Avoca Resources, Ltd.	40,966	82,949
*AWB, Ltd.	92,586	87,537
AXA Asia Pacific Holdings, Ltd.	33,047	187,457
*Babcock & Brown Infrastructure Group, Ltd.	4	15
Bank of Queensland, Ltd.	28,150	326,152
Beach Petroleum, Ltd.	116,888	84,105
Bendigo Bank, Ltd.	51,313	464,017
BHP Billiton, Ltd.	1,925	70,371
BHP Billiton, Ltd. Sponsored ADR	16,464	1,198,415
Billabong International, Ltd.	17,590	184,757
*BlueScope Steel, Ltd.	260,595	625,267
*Boart Longyear Group NL	276,034	82,396
Boral, Ltd.	85,841	464,058
Bradken, Ltd.	20,617	137,991
Brambles, Ltd.	12,302	81,794
Brickworks, Ltd.	11,653	139,322
BT Investment Management, Ltd.	245	569
Cabcharge Australia, Ltd.	7,235	39,927
Caltex Australia, Ltd.	21,595	230,475
Campbell Brothers, Ltd.	8,123	222,848
*Cape Lambert Iron Ore, Ltd.	88,627	37,168
Cardno, Ltd.	10,000	40,425
*Centamin Egypt, Ltd.	53,553	108,441
Centennial Coal Co., Ltd.	43,956	171,061

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Challenger Financial Services Group, Ltd.	74,729	$283,585
Clough, Ltd.	65,000	54,251
*Coal of Africa, Ltd.	36,909	79,816
Coca-Cola Amatil, Ltd.	6,433	66,412
Cochlear, Ltd.	2,204	150,205
Coffey International, Ltd.	26,455	31,671
Commonwealth Bank of Australia NL	51,776	2,770,251
Computershare, Ltd.	7,697	83,587
ConnectEast Group, Ltd.	280,146	110,309
Consolidated Media Holdings, Ltd.	45,127	130,612
Corporate Express Australia, Ltd.	14,442	74,010
Crane Group, Ltd.	11,965	99,474
Crown, Ltd.	36,305	273,737
CSL, Ltd.	4,569	136,528
CSR, Ltd.	205,691	327,827
*Customers, Ltd.	30,668	78,654
David Jones, Ltd.	60,555	259,639
*Devine, Ltd.	53,400	15,952
Downer EDI, Ltd.	47,528	303,863
DUET Group, Ltd.	94,664	154,460
*Eastern Star Gas, Ltd.	53,053	44,427
*Elders, Ltd.	57,533	63,084
Emeco Holdings, Ltd.	38,194	24,057
*Energy World Corp., Ltd.	122,411	57,965
Envestra, Ltd.	139,844	66,638
Fairfax Media, Ltd.	306,408	483,573
FKP Property Group, Ltd.	191,087	149,370
Fleetwood Corp., Ltd.	5,831	50,815
FlexiGroup, Ltd.	30,317	37,967
Flight Centre, Ltd.	9,755	177,609
*Fortescue Metals Group, Ltd.	22,863	95,147
Foster’s Group, Ltd.	45,543	228,225
*Geodynamics, Ltd.	37,639	20,467
*Gindalbie Metals, Ltd.	91,248	98,061
Goodman Fielder, Ltd.	198,620	266,606
Graincorp, Ltd. Series A	24,900	132,473
*Grange Resources, Ltd.	167,580	93,407
GUD Holdings, Ltd.	5,732	47,806
*Gujarat NRE Coking Coal, Ltd.	24,143	15,603
Gunns, Ltd.	80,351	38,573
GWA International, Ltd.	24,573	71,889
Harvey Norman Holdings, Ltd.	58,292	181,993
Hastie Group, Ltd.	26,379	41,745
Healthscope, Ltd.	36,772	147,712
Hills Industries, Ltd.	39,391	90,668
iiNet, Ltd.	5,007	12,742
*Iluka Resources, Ltd.	49,974	212,801
*Imdex, Ltd.	46,977	33,848
Incitec Pivot, Ltd.	187,919	555,592
Infigen Energy, Ltd.	86,150	77,542
Insurance Australia Group, Ltd.	125,024	439,627
Invocare, Ltd.	12,546	72,508
Ioof Holdings, Ltd.	38,169	230,849
Iress Market Technology, Ltd.	8,789	68,775
#iSOFT Group, Ltd.	121,370	60,612
*James Hardie Industries SE	18,555	130,091
*James Hardie Industries SE Sponsored ADR	1,236	43,829
JB Hi-Fi, Ltd.	6,986	124,352
Jetset Travelworld, Ltd.	25,000	23,775
*Kagara, Ltd.	60,876	41,595
*Karoon Gas Australia, Ltd.	9,112	62,171

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Kingsgate Consolidated, Ltd.	13,978	$109,691
Leighton Holdings, Ltd.	3,797	127,940
Lend Lease Group NL	67,064	527,857
Lihir Gold, Ltd.	111,361	393,532
*Linc Energy, Ltd.	11,929	16,813
*Lynas Corp., Ltd.	69,980	34,368
Macarthur Coal, Ltd.	21,416	300,015
MacMahon Holdings, Ltd.	33,273	22,057
Macquarie Group, Ltd.	23,248	1,060,109
MAP Group, Ltd.	28,742	82,391
McPherson’s, Ltd.	4,660	13,606
Melbourne IT, Ltd.	9,855	16,450
*MEO Australia, Ltd.	93,576	31,095
Metcash, Ltd.	46,402	174,383
*Minara Resources, Ltd.	54,438	43,534
*Mineral Deposits, Ltd.	31,055	27,256
Mineral Resources, Ltd.	23,936	183,236
*Mirabela Nickel, Ltd.	7,663	16,699
Mitchell Communications Group, Ltd.	92,351	79,311
*Molopo Energy, Ltd.	43,705	52,345
Monadelphous Group, Ltd.	3,185	45,160
*Mount Gibson Iron, Ltd.	104,588	161,554
*Murchison Metals, Ltd.	12,393	25,821
National Australia Bank, Ltd.	65,156	1,664,663
*Navitas, Ltd.	23,297	111,498
*Neptune Marine Services, Ltd.	87,521	28,867
New Hope Corp., Ltd.	16,571	75,271
Newcrest Mining, Ltd.	13,697	413,454
*Nexus Energy, Ltd.	30,268	7,637
NIB Holdings, Ltd.	74,922	87,473
Nufarm, Ltd.	21,333	149,768
Oil Search, Ltd.	26,275	136,502
OneSteel, Ltd.	185,928	597,985
Orica, Ltd.	15,629	379,019
Origin Energy, Ltd.	68,800	1,034,739
*OZ Minerals, Ltd.	439,989	463,126
*Pacific Brands, Ltd.	139,051	151,857
*Paladin Energy, Ltd.	73,084	266,143
Pan Pacific Petroleum NL	204,902	50,571
*PanAust, Ltd.	121,786	56,567
Panoramic Resources, Ltd.	28,452	65,253
* Paperlinx, Ltd.	118,324	81,405
*Patties Foods, Ltd.	1,438	1,498
Peet, Ltd.	8,000	17,485
Perpetual Trustees Australia, Ltd.	3,209	101,526
*Pharmaxis, Ltd.	32,250	90,884
Photon Group, Ltd.	20,230	21,735
Platinum Asset Mangement, Ltd.	5,135	23,987
*PMP, Ltd.	73,062	47,468
Premier Investments, Ltd.	10,054	66,480
Primary Health Care, Ltd.	32,288	120,911
Programmed Maintenance Service, Ltd.	17,396	54,349
*Qantas Airways, Ltd.	122,209	316,433
QBE Insurance Group, Ltd.	13,747	266,341
Ramsay Health Care, Ltd.	9,989	124,723
Redflex Holdings, Ltd.	4,333	7,131
Reece Australia, Ltd.	591	13,651
*Resolute Mining, Ltd.	24,562	26,185
*RHG, Ltd.	36,860	23,266
Ridley Corp., Ltd.	41,028	45,691
Rio Tinto, Ltd.	18,907	1,235,386

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Riversdale Mining, Ltd.	11,358	$95,329
*Roc Oil Co., Ltd.	78,562	31,471
*Ruralco Holdings, Ltd.	1,300	3,429
SAI Global, Ltd.	16,627	65,660
Salmat, Ltd.	11,000	46,207
Santos, Ltd.	45,513	577,420
Sedgman, Ltd.	8,885	13,850
Seek, Ltd.	8,870	68,073
Servcorp, Ltd.	1,554	5,070
*Seven Group Holdings, Ltd.	22,576	155,627
Sigma Pharmaceuticals, Ltd.	174,020	71,945
*Silex System, Ltd.	5,714	31,231
Sims Metal Management, Ltd.	22,068	414,834
*Sims Metal Management, Ltd. Sponsored ADR	1,900	35,758
Sonic Healthcare, Ltd.	22,910	291,110
Southern Cross Media Group NL	25,172	50,496
SP Ausnet, Ltd.	66,015	53,867
SP Telemedia, Ltd.	80,192	164,171
Spark Infrastructure Group, Ltd.	79,728	88,708
*Sphere Minerals, Ltd.	26,557	47,384
Spotless Group, Ltd.	45,294	117,314
*St. Barbara, Ltd.	347,185	86,445
Straits Resources, Ltd.	21,527	24,595
STW Communications Group, Ltd.	44,763	36,205
Suncorp-Metway, Ltd.	102,504	847,124
*Sunland Group, Ltd.	19,187	13,436
Super Cheap Auto Group, Ltd. (B01C7R0)	10,731	55,161
*Super Cheap Auto Group, Ltd. (B3XZSK8)	1,571	8,126
TABCORP Holdings, Ltd.	88,352	558,027
*Tap Oil, Ltd.	22,577	22,687
Tassal Group, Ltd.	24,227	36,519
Tatts Group, Ltd.	159,720	364,467
Telstra Corp., Ltd.	38,937	114,081
Telstra Corp., Ltd. ADR	600	8,754
*Ten Network Holdings, Ltd.	41,020	68,333
TFS Corp., Ltd.	22,636	18,368
*Thakral Holdings Group, Ltd.	48,013	18,511
Toll Holdings, Ltd.	72,485	473,460
Tower Australia Group, Ltd.	51,749	124,203
Transfield Services, Ltd.	35,082	127,933
Transfield Services, Ltd. Infrastructure Fund	33,454	30,394
*Transpacific Industries Group, Ltd.	36,516	42,217
Transurban Group, Ltd.	11,430	53,791
Troy Resources NL	16,220	36,281
Trust Co., Ltd.	1,137	6,535
UGL, Ltd.	16,395	221,686
UXC, Ltd.	31,427	13,989
*Virgin Blue Holdings, Ltd.	312,963	168,984
Washington H. Soul Pattinson & Co., Ltd.	23,821	313,729
Watpac, Ltd.	31,058	40,108
WDS, Ltd.	33,762	18,515
Wesfarmers, Ltd.	42,943	1,151,186
West Australian Newspapers Holdings, Ltd.	5,334	38,661
Western Areas NL	4,482	19,650
Westpac Banking Corp.	38,272	953,608
Whitehaven Coal, Ltd.	17,437	85,378
WHK Group, Ltd.	37,000	37,644
Wide Bay Australia, Ltd.	1,367	14,042
Woodside Petroleum, Ltd.	4,641	192,459
Woolworths, Ltd.	9,982	249,354

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
WorleyParsons, Ltd.	5,578	$136,029

TOTAL AUSTRALIA		42,837,541

AUSTRIA — (0.4%)
Agrana Beteiligungs AG	553	55,023
Andritz AG	1,561	95,576
*A-TEC Industries AG	3,557	47,750
*Austriamicrosystems AG	147	5,762
*BWIN Interactive Entertainment AG	2,292	122,299
*CAT Oil AG	3,029	32,562
Erste Group Bank AG	16,520	733,464
EVN AG	3,117	52,055
Flughafen Wien AG	1,738	97,517
*Intercell AG	925	24,536
Lenzing AG	10	4,224
Mayr-Melnhof Karton AG	732	71,188
Oesterreichischen Elektrizitaetswirtschafts AG	554	20,610
Oesterreichischen Post AG	3,093	88,736
OMV AG	11,844	423,220
#Raiffeisen International Bank Holding AG	6,735	327,931
*RHI AG	982	32,787
Schoeller-Bleckmann Oilfield Equipment AG	365	19,074
Strabag SE	4,207	109,536
Telekom Austria AG	9,625	127,858
Uniqa Versicherungen AG	576	11,665
Vienna Insurance Group AG	4,487	219,317
Voestalpine AG	16,373	609,022
*Wienerberger AG	14,891	276,824
*Zumtobel AG	2,513	54,189

TOTAL AUSTRIA		3,662,725

BELGIUM — (0.7%)
Ackermans & van Haaren NV	2,967	204,821
*Agfa-Gevaert NV	18,256	135,416
Anheuser-Busch InBev NV	5,871	284,811
*Anheuser-Busch InBev NV Sponsored ADR	900	43,605
*Arseus NV	4,228	50,520
*Banque Nationale de Belgique SA	23	122,122
*Barco NV	1,766	95,290
Bekaert SA	1,274	227,783
Belgacom SA	3,831	134,542
Colruyt SA	474	116,708
Compagnie d’Entreprises CFE	1,322	73,403
Compagnie Maritime Belge SA	2,959	92,208
*Deceuninck NV	18,601	47,351
Delhaize Group SA	68	5,623
Delhaize Group SA Sponsored ADR	13,449	1,113,174
*Dexia SA	7,096	38,344
D’Ieteren SA	570	267,005
Econocom Group SA	2,034	31,547
#Elia System Operator SA NV	889	33,820
#Euronav SA	3,702	81,759
EVS Broadcast Equipment SA	602	33,104
Exmar NV	3,608	25,356
*KBC Groep NV	10,448	467,463
Kinepolis Group NV	39	2,149
Mobistar SA	1,159	71,240
*Nyrstar NV	8,665	112,452
Omega Pharma SA	2,093	101,940
Recticel SA	6,887	73,040
*Roularta Media Group NV	486	12,292

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Sipef NV	400	$24,868
Solvay SA	8,168	780,007
*Telenet Group Holding NV	4,618	139,687
Tessenderlo Chemie NV	2,662	85,238
UCB SA	14,043	543,983
Umicore SA	11,188	409,095

TOTAL BELGIUM		6,081,766

BRAZIL — (1.7%)
Acos Villares SA	208,500	95,959
AES Tiete SA (2440693)	3,400	34,112
AES Tiete SA (2441038)	7,800	87,098
All America Latina Logistica SA	45,300	405,244
American Banknote SA	3,300	31,325
*Anhanguera Educacional Participacoes SA	7,100	108,568
B2W Cia Global Do Varejo	5,500	121,312
Banco ABC Brasil SA	7,400	53,257
Banco Alfa de Investimento SA	14,300	64,168
Banco Bradesco SA	23,210	341,958
Banco Daycoval SA	7,600	42,979
Banco do Brasil SA	9,300	160,399
Banco Industrial e Comercial SA	10,100	79,545
Banco Panamericano SA	15,000	89,314
Banco Santander Brasil SA ADR	28,900	336,107
BM&F Bovespa SA	72,000	474,270
*BR Malls Participacoes SA	6,600	83,684
*Brasil Brokers Participacoes SA	5,000	22,379
*Brasil Telecom SA ADR	144	1,153
BRF — Brasil Foods SA	9,416	123,073
BRF — Brasil Foods SA ADR	31,160	415,986
*Brookfield Incorporacoes SA	12,700	57,134
Camargo Correa Desenvolvimento Imobiliario SA	12,400	41,304
Centrais Eletricas Brasilerias SA (2308445)	4,000	69,725
Centrais Eletricas Brasilerias SA (2311120)	3,500	49,633
Cia de Gas de Sao Paulo SA	1,400	27,263
Cia de Saneamento de Minas Gerais-Copasa	12,600	182,666
Cia Energetica de Minas Gerais	1,375	16,691
Cia Energetica de Sao Paulo	12,900	187,758
Companhia de Concessoes Radoviarias	5,300	121,962
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	4,300	169,205
Companhia Siderurgica Nacional SA Sponsored ADR	7,800	145,470
*Cosan SA Industria e Comercio	20,700	260,201
CPFL Energia SA	4,200	86,211
Cremer SA	10,900	116,697
Cyrela Brazil Realty SA	35,300	423,417
Diagnosticos Da America SA	20,000	172,817
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	6,200	137,572
Empresa Brasileira de Aeronautica SA ADR	20,543	494,675
*Energias do Brazil SA	4,200	80,339
Eternit SA	24,972	115,504
*Even Construtora e Incorporadora SA	12,300	42,881
*Ez Tec Empreendimentos e Participacoes SA	13,000	61,251
Ferbasa-Ferro Ligas da Bahia SA	11,500	83,029
*Fertilizantes Fosfatados SA	7,100	65,639
*Fibria Celulose SA	10,683	210,679
*Fibria Celulose SA Sponsored ADR	20,386	404,662
*Gafisa SA	10,200	69,829
*Gafisa SA ADR	11,400	157,548
Gerdau SA	11,400	141,529
Grendene SA	9,000	42,353
*IdeiasNet SA	15,400	31,628

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Iguatemi Empresa de Shopping Centers SA	3,000	$50,171
*JBS SA	64,200	305,811
JHSF Participacoes SA	7,900	12,998
Light SA	7,300	98,691
*LLX Logistica SA	2,122	10,193
Lojas Americanas SA	25,300	163,742
Lojas Renner SA	8,000	198,360
*Lupatech SA	1,100	15,093
*M Dias Branco SA	2,800	67,413
*Medial Saude SA	3,600	30,030
*MMX Mineracao e Metalicos SA (B18XCG7)	9,600	70,968
*MMX Mineracao e Metalicos SA (B3MLN68)	5,426	39,394
*MRV Engenharia e Participacoes SA	16,800	117,622
*Multiplan Empreendimentos Imobiliarios SA	3,200	55,854
Natura Cosmeticos SA	6,100	129,492
*Obrascon Huarte Lain Brasil SA	1,000	23,581
OdontoPrev SA	6,300	206,768
*OGX Petroleo e Gas Participacoes SA	10,000	99,986
*Paranapanema SA	10,000	32,792
*PDG Realty SA Empreendimentos e Participacoes	18,800	170,885
Petroleo Brasileiro SA ADR	43,506	1,845,960
Porto Seguro SA	21,100	218,131
*Positivo Informatica SA	7,200	77,623
*Rodobens Negocios Imobiliarios SA	4,000	28,742
*Rossi Residencial SA	13,200	97,201
Sao Carlos Empreendimentos e Participacoes SA	5,000	52,265
Sao Martinho SA	3,200	28,811
Souza Cruz SA	1,500	58,162
*Sul America SA	3,600	98,106
Tam SA	10,900	191,569
Tele Norte Leste Participacoes SA	2,700	47,919
Telecomunicacoes de Sao Paulo SA	2,100	35,978
*Tim Participacoes SA	12,200	42,182
Totvs SA	3,500	240,616
Tractebel Energia SA	2,700	34,467
*Universo Online SA	12,900	73,990
Usinas Siderurgicas de Minas Gerais SA	8,100	257,271
*Vale SA Sponsored ADR	52,700	1,614,201
Vivo Participacoes SA	1,015	26,849
Vivo Participacoes SA ADR	6,271	165,993
Weg Industrias SA	11,900	121,516

TOTAL BRAZIL		14,696,558

CANADA — (7.8%)
*5N Plus, Inc.	7,800	42,233
Aastra Technologies, Ltd.	1,700	46,040
*Absolute Software Corp.	500	2,185
*Advantage Oil & Gas, Ltd.	20,800	147,840
Aecon Group, Inc.	5,300	66,002
AGF Management, Ltd. Class B	11,578	198,210
Agnico Eagle Mines, Ltd.	4,700	298,111
Agrium, Inc.	9,895	617,780
*Alamos Gold, Inc.	9,100	135,183
*Algoma Central Corp.	200	15,160
Algonquin Power & Utilities Corp.	9,900	43,175
Alimentation Couche-Taro, Inc. Class B	18,385	342,977
Alliance Grain Traders, Inc.	1,200	37,224
*Altius Minerals Corp.	2,300	22,937
*Amerigo Resources, Ltd.	42,500	37,237
*Anderson Energy, Ltd.	30,500	36,031
*Angle Energy, Inc.	3,687	30,199

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Antrim Energy, Inc.	36,800	$38,039
*Anvil Mining, Ltd.	16,300	58,891
Astral Media, Inc. Class A	7,400	257,157
*AtCo, Ltd.	3,600	172,912
*Atrium Innovations, Inc.	4,500	67,336
*ATS Automation Tooling System, Inc.	7,200	49,687
#*B2Gold Corp.	29,400	44,282
*Baffinland Iron Mines Corp.	71,400	40,768
*Ballard Power Systems, Inc.	23,900	56,703
Bank of Montreal	17,987	1,117,149
Bank of Nova Scotia	28,310	1,443,091
*Bankers Petroleum, Ltd.	13,800	121,725
Barrick Gold Corp.	22,950	1,000,871
BCE, Inc.	21,200	636,960
*Bellatrix Exploration, Ltd.	10,000	38,295
Biovail Corp.	19,800	335,848
*Birchcliff Energy, Ltd.	11,600	103,119
*BlackPearl Resources, Inc.	30,300	95,154
Bombardier, Inc. Class B	54,332	283,481
*Boralex, Inc. Class A	4,200	39,321
*Breakwater Resources, Ltd.	133,050	56,322
Brookfield Asset Management, Inc. Series A	200	5,076
CAE, Inc.	26,952	246,755
Calfrac Well Services, Ltd.	4,400	93,605
*Calvalley Petroleum, Inc.	10,000	40,362
Cameco Corp.	3,400	83,812
Canaccord Capital, Inc.	4,900	50,650
Canada Bread Co., Ltd.	1,500	73,981
Canadian Imperial Bank of Commerce	19,180	1,407,817
Canadian National Railway Co.	4,800	287,253
Canadian National Resources, Ltd.	15,360	1,182,923
Canadian Pacific Railway, Ltd.	13,872	817,735
Canadian Tire Corp. Class A	8,800	484,442
Canadian Utilities, Ltd. Class A	10,340	461,829
Canadian Western Bank	6,500	153,510
Canam Group, Inc.	3,600	29,557
*Canfor Corp.	11,404	116,981
*Cangene Corp.	1,800	6,556
*Capstone Mining Corp.	17,800	51,168
*Cardiome Pharma Corp.	5,100	43,027
Cascades, Inc.	9,800	76,409
*Catalyst Paper Corp.	31,100	8,573
CCL Industries, Inc. Class B	3,124	88,541
*Celestica, Inc.	33,400	329,462
*Celtic Exploration, Ltd.	5,900	123,890
Cenovus Energy, Inc.	20,055	589,725
*CGI Group, Inc.	34,960	517,620
CI Financial Corp.	4,800	100,413
*Claude Resources, Inc.	32,900	43,076
Cogeco Cable, Inc.	2,800	97,358
*COM DEV International, Ltd.	13,300	38,625
*Compton Petroleum Corp.	46,700	44,594
*Connacher Oil & Gas, Ltd.	54,000	93,030
*Consolidated Thompson Iron Mines, Ltd.	13,940	118,568
Constellation Software, Inc.	500	22,150
*Contrans Group, Inc.	2,300	22,642
*Copper Mountain Mining Corp.	10,140	28,449
Corby Distilleries, Ltd.	1,100	17,056
*Corridor Resources, Inc.	9,600	55,664
Corus Entertainment, Inc. Class B	9,300	187,227
*Cott Corp.	11,700	97,903

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Crescent Point Energy Corp.	10,500	$445,614
*Crew Energy, Inc.	10,600	190,441
*Delphi Energy Corp.	13,400	37,464
#*Denison Mines Corp.	32,600	51,991
*Descartes Systems Group, Inc. (The)	8,700	53,529
Dorel Industries, Inc. Class B	4,000	141,642
*Dundee Precious Metals, Inc.	12,700	50,635
DundeeWealth, Inc.	7,600	110,880
*Eastern Platinum, Ltd.	74,600	105,753
E-L Financial Corp., Ltd.	149	70,415
*Eldorado Gold Corp.	29,028	445,793
Emera, Inc.	3,544	82,547
Empire Co., Ltd. Class A	3,500	182,546
Enbridge, Inc.	6,528	317,017
EnCana Corp.	20,055	663,367
Ensign Energy Services, Inc.	20,000	270,329
*Epsilon Energy, Ltd.	14,800	40,941
*Equinox Minerals, Ltd.	106,675	422,163
Equitable Group, Inc.	3,000	71,766
*Euro Goldfields, Ltd.	12,400	90,699
Evertz Technologies, Ltd.	2,565	35,351
*Fairborne Energy, Ltd.	9,500	41,430
Fairfax Financial Holdings, Ltd.	3,130	1,186,306
Finning International, Inc.	18,556	362,242
*First Majestic Silver Corp.	16,200	60,284
First Quantum Minerals, Ltd.	8,500	652,185
*First Uranium Corp.	7,500	10,263
*FirstService Corp.	2,200	52,369
*Flint Energy Services, Ltd.	3,700	48,845
*FNX Mining Co., Inc.	4,400	57,870
Fortis, Inc.	9,300	256,807
Forzani Group, Ltd. Class A	2,800	45,840
Franco-Nevada Corp.	13,100	377,602
*Fronteer Development Group, Inc.	19,300	118,749
*Galleon Energy, Inc. Class A	9,608	66,683
*Gammon Gold, Inc.	18,000	133,963
*Genesis Land Development Corp.	12,700	51,635
Gennum Corp.	6,300	49,926
George Weston, Ltd.	4,300	308,637
*Gerdau Ameristeel Corp.	21,152	159,296
*Gildan Activewear, Inc.	11,000	319,236
*Glacier Media, Inc.	1,400	3,335
#*GLG Life Tech Corp.	4,682	33,140
*GLV, Inc.	6,118	58,723
*GMP Capital, Inc.	2,900	34,972
Goldcorp, Inc.	30,117	1,301,868
*Golden Star Resources, Ltd.	45,300	205,585
*Grande Cache Coal Corp.	1,000	6,576
#*Great Basin Gold, Ltd.	42,284	80,339
*Great Canadian Gaming Corp.	9,600	70,880
Great-West Lifeco, Inc.	14,700	398,975
Groupe Aeroplan, Inc.	30,480	333,066
Guardian Capital Group, Ltd.	3,750	30,161
*Hanfeng Evergreen, Inc.	6,300	45,027
*Harry Winston Diamond Corp.	8,400	92,369
*Heroux-Devtek, Inc.	6,091	35,798
Home Capital Group, Inc.	3,200	149,636
*HudBay Minerals, Inc.	22,252	283,024
Husky Energy, Inc.	7,300	206,323
IAMGOLD Corp.	41,600	744,525
IESI-BFC, Ltd.	6,500	127,594

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
IGM Financial, Inc.	3,400	$141,148
*Imax Corp.	5,500	104,282
*Imperial Metals Corp.	1,900	36,885
Imperial Oil, Ltd.	2,200	92,371
*Indigo Books & Music, Inc.	1,800	30,656
Industrial Alliance Insurance & Financial Services, Inc.	13,536	466,924
Inmet Mining Corp.	6,100	316,650
Intact Financial Corp.	14,100	610,750
*International Forest Products, Ltd. Series A	6,640	36,017
*Intertape Polymer Group, Inc.	6,870	21,845
*Iteration Energy, Ltd.	35,800	59,561
*Ivanhoe Energy, Inc.	12,000	37,685
*Ivanhoe Mines, Ltd.	5,000	79,592
*Jaguar Mining, Inc.	4,200	46,804
Jean Coutu Group (PJC), Inc. Class A (The)	14,900	132,748
*Katanga Mining, Ltd.	2,500	2,953
Kingsway Financial Services, Inc.	5,000	10,927
Kinross Gold Corp.	17,200	328,490
*Labrador Iron Mines Holdings, Ltd.	2,703	15,966
*Lake Shore Gold Corp.	28,700	91,259
Laurentian Bank of Canada	3,200	138,988
*Legacy Oil + Gas, Inc.	4,800	61,807
Leon’s Furniture, Ltd.	4,310	52,401
Linamar Corp.	5,800	116,365
Loblaw Cos., Ltd.	9,300	341,861
*Lundin Mining Corp.	65,850	310,515
*MacDonald Dettweiler & Associates, Ltd.	4,300	171,314
*MagIndustries Corp.	86,500	35,765
*Magna International, Inc. Class A	18,036	1,186,065
Major Drilling Group International, Inc.	2,000	51,900
Manitoba Telecom Services, Inc.	4,000	127,978
Manulife Financial Corp.	65,221	1,176,264
Maple Leaf Foods, Inc.	11,100	105,340
*Martinrea International, Inc.	10,500	94,994
*MDS, Inc.	15,200	135,869
*Mega Uranium, Ltd.	22,900	12,625
Methanex Corp.	12,600	293,107
Metro, Inc. Class A	12,975	573,516
*Migao Corp.	12,900	87,626
*Minera Andes, Inc.	40,000	41,347
Mullen Group, Ltd.	10,900	164,069
National Bank of Canada	18,272	1,117,042
*Nautilus Minerals, Inc.	20,800	38,086
*Neo Material Technologies, Inc.	28,900	114,940
*New Gold, Inc.	55,980	327,900
Newalta Corp.	7,240	71,630
Nexen, Inc.	29,256	711,383
Niko Resources, Ltd.	1,900	208,274
*Norbord, Inc.	890	17,427
*North American Energy Partners, Inc.	3,938	43,885
*Northgate Minerals Corp.	52,500	170,555
Nuvista Energy, Ltd.	10,700	128,615
Onex Corp.	13,600	394,022
*Open Text Corp.	2,900	122,846
*OPTI Canada, Inc.	44,300	99,869
*Orleans Energy, Ltd.	14,900	43,271
*Orvana Minerals Corp.	32,751	41,914
*Pacific Rubiales Energy Corp.	23,200	523,016
*Paladin Labs, Inc.	883	21,862
Pan Amer Silver Corp.	8,700	230,989
*Paramount Resources, Ltd. Class A	3,700	63,925

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Parkbridge Lifestyles Communities, Inc.	800	$4,324
Pason Systems, Inc.	2,400	28,825
*Patheon, Inc.	12,718	32,803
PetroBakken Energy, Ltd.	7,082	192,366
*Petrobank Energy & Resources, Ltd.	5,400	272,339
*Plutonic Power Corp.	7,800	24,879
Potash Corp. of Saskatchewan, Inc.	1,700	187,823
*Potash One, Inc.	8,880	23,865
Premium Brands Holdings Corp.	3,200	43,158
Progress Energy Resources Corp.	19,322	231,491
*QLT, Inc.	15,600	98,594
*Quadra Mining, Ltd.	10,730	162,883
Quebecor, Inc. Class B	6,500	231,256
*Quest Capital Corp.	24,454	32,740
*Questerre Energy Corp.	32,700	110,094
*Red Back Mining, Inc.	15,200	399,228
*Reitmans Canada, Ltd.	2,400	39,740
Reitmans Canada, Ltd. Class A	6,900	127,838
*Research In Motion, Ltd.	4,500	320,732
Richelieu Hardware, Ltd.	1,900	45,807
Ritchie Brothers Auctioneers, Inc.	2,700	63,553
*Rock Energy, Inc.	8,809	44,661
#Rogers Communications, Inc. Class B	4,600	163,975
*RONA, Inc.	20,260	346,044
Royal Bank of Canada	39,374	2,387,325
Russel Metals, Inc.	7,100	149,018
*Sabina Gold & Silver Corp.	30,593	40,357
*Samuel Manu-Tech, Inc.	500	2,734
*Sandvine Corp.	27,400	60,421
Saputo, Inc.	4,200	118,293
Savanna Energy Services Corp.	10,000	64,284
*Sears Canada, Inc.	5,000	136,838
*SEMAFO, Inc.	23,000	146,722
Shaw Communictions, Inc. Class B	7,500	140,948
ShawCor, Ltd.	6,200	177,003
Sherritt International Corp.	40,900	318,084
Shoppers Drug Mart Corp.	3,800	131,343
*Shore Gold, Inc.	46,800	39,622
*Sierra Wireless, Inc.	4,100	33,218
*Silver Standard Resources, Inc.	5,700	117,109
*Silver Wheaton Corp.	23,900	469,624
Silvercorp Metals, Inc.	29,600	242,733
*Sino-Forest Corp.	27,997	497,761
SNC-Lavalin Group, Inc.	3,784	187,896
*Softchoice Corp.	1,700	16,719
*SouthGobi Energy Resources, Ltd.	12,000	164,206
*Sprott Resource Corp.	7,209	31,652
*Stantec, Inc.	3,000	76,344
*Stornoway Diamond Corp.	40,500	23,922
Student Transportation, Inc.	8,074	42,127
Sun Life Financial, Inc.	46,964	1,380,995
Suncor Energy, Inc.	70,464	2,410,538
*SunOpta, Inc.	4,800	21,737
Superior Plus Corp.	4,600	62,402
*SXC Health Solutions Corp.	5,400	375,470
Talisman Energy, Inc.	73,400	1,249,346
*Taseko Mines, Ltd.	5,400	30,673
*Teck Resources, Ltd. Class B	51,800	2,035,692
Telus Corp. (2381093)	300	11,099
Telus Corp. (2381134)	12,018	426,747
*Terra Energy Corp.	17,498	28,250

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Thompson Creek Metals Co., Inc.	21,100	$270,241
Thomson Reuters Corp.	24,281	874,862
Tim Hortons, Inc.	5,075	167,768
#*Timminco, Ltd.	5,700	4,545
TMX Group, Inc.	2,120	60,607
Toromont Industries, Ltd.	5,400	150,921
Toronto Dominion Bank	37,400	2,779,779
Torstar Corp. Class B	7,000	76,974
Total Energy Services, Inc.	4,600	41,662
TransAlta Corp.	33,570	690,700
TransCanada Corp.	26,658	940,562
Transcontinental, Inc. Class A	9,200	114,660
TransForce, Inc.	5,900	63,135
*Transglobe Energy Corp.	8,100	60,602
Trican Well Service, Ltd.	11,000	139,693
Trinidad Drilling, Ltd.	15,373	91,409
*Twin Butte Energy, Ltd.	29,800	44,298
*U308 Corp.	2,863	1,212
*UEX Corp.	18,400	13,948
Uni-Select, Inc.	2,696	73,597
*Uranium One, Inc.	90,120	228,006
*UTS Energy Corp.	47,150	122,540
*Vector Aerospace Corp.	4,239	26,165
*Vero Energy, Inc.	3,900	26,107
*Viterra, Inc.	45,671	386,661
*West Energy, Ltd.	20,900	108,841
West Fraser Timber Co., Ltd.	4,500	194,920
*Western Coal Corp.	6,885	39,719
*Westport Innovations, Inc.	7,700	147,056
Winpak, Ltd.	6,000	56,586
*Xtreme Coil Drilling Corp.	500	1,870
Yamana Gold, Inc.	51,700	564,435
*Yukon-Nevada Gold Corp.	20,500	4,743

TOTAL CANADA		67,078,390

CHILE — (0.4%)
AES Gener SA	94,076	41,513
Aguas Andinas SA Series A	284,336	130,402
Banco de Chile Series F ADR	3,096	193,810
Banco de Credito e Inversiones SA Series A	5,442	224,937
Banco Santander Chile SA	1,227,899	78,082
Banco Santander Chile SA ADR	524	34,526
Banmedica SA	24,185	30,292
CAP SA	8,340	268,384
Centros Comerciales Sudamericanos SA	72,455	296,829
Cia Cervecerias Unidas SA ADR	3,200	138,080
Colbun SA	415,803	106,565
Compania General de Electricidad SA	17,073	105,445
*Compania SudAmericana de Vapores SA	50,822	41,915
Corpbanca SA	6,329,164	57,566
Corpbanca SA ADR	912	40,265
Cristalerias de Chile SA	2,000	24,280
Embotelladora Andina SA Series B	17,884	65,305
Embotelladora Andina SA Series B ADR	315	6,889
Empresa Nacional de Electricidad SA Sponsored ADR	1,500	69,675
Empresas CMPC SA	7,642	326,915
Empresas Copec SA	18,042	288,213
*Empresas La Polar SA	22,442	130,384
Enersis SA Sponsored ADR	13,820	274,880
ENTEL Chile SA	12,216	172,994
Farmacias Ahumada SA	9,105	28,949

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHILE — (Continued)
*Grupo Security SA	100,764	$31,067
Inversiones Aguas Metropolitanas SA	67,002	87,150
Lan Airlines SA Sponsored ADR	5,500	104,720
*Madeco SA	620,000	35,603
*Masisa SA	257,163	36,442
Ripley Corp SA	56,072	49,811
S.A.C.I. Falabella SA	8,570	54,431
Sociedad Quimica y Minera de Chile SA Sponsored ADR	400	14,400
*Socovesa SA	110,770	51,012
Vina Concha Y Toro SA Sponsored ADR	600	26,130

TOTAL CHILE		3,667,861

CHINA — (5.9%)
*A8 Digital Music Holdings, Ltd.	2,000	1,453
Agile Property Holdings, Ltd.	320,000	370,343
*Air China, Ltd.	344,000	379,690
Ajisen China Holdings, Ltd.	69,000	74,007
*Aluminum Corp. of China, Ltd. ADR	15,900	385,734
*AMVIG Holdings, Ltd.	130,000	95,959
Angang Steel Co., Ltd.	124,000	191,269
Anhui Conch Cement Co., Ltd.	80,000	255,953
*Anhui Expressway Co., Ltd.	110,000	70,789
*Anhui Tianda Oil Pipe Co., Ltd.	19,000	9,404
Anta Sports Products, Ltd.	41,000	73,096
*Anton Oilfield Services Group	338,000	35,568
#*Asia Cement China Holdings Corp.	73,000	35,220
*AviChina Industry and Technology Co., Ltd.	296,000	126,658
Bank of China, Ltd.	3,518,000	1,811,014
Bank of Communications Co., Ltd.	263,000	299,533
*Baoye Group Co., Ltd.	53,040	38,777
*Beijing Capital International Airport Co., Ltd.	386,000	232,207
Beijing Capital Land, Ltd.	150,000	45,355
Beijing Enterprises Holdings, Ltd.	117,500	760,005
*Beijing Jingkelong Co., Ltd.	6,000	7,037
#*Beijing North Star Co., Ltd.	102,000	28,657
Belle International Holdings, Ltd.	230,000	314,796
Bosideng International Holdings, Ltd.	398,000	110,065
#*Brilliance China Automotive Holdings, Ltd.	766,000	271,411
#*BYD Co., Ltd.	30,000	265,804
*BYD Electronic International Co., Ltd.	157,500	112,261
*Central China Real Estate, Ltd.	64,000	15,881
*Centron Telecom International Holdings, Ltd.	6,000	2,075
Chaoda Modern Agriculture (Holdings), Ltd.	547,200	623,540
*China Aerospace International Holdings, Ltd.	180,000	24,600
*China Agri-Industries Holdings, Ltd.	282,000	368,748
*China Aoyuan Property Group, Ltd.	301,000	49,198
China Automation Group, Ltd.	72,000	57,929
*China BlueChemical, Ltd.	410,000	256,626
*China Chengtong Development Group, Ltd.	112,000	8,248
China Citic Bank Corp., Ltd.	790,000	516,333
China Coal Energy Co.	288,000	433,872
China Communications Construction Co., Ltd.	388,000	365,341
*China Communications Services Corp., Ltd.	452,000	226,941
China Construction Bank Corp.	3,260,000	2,651,480
China COSCO Holdings Co., Ltd.	161,000	204,229
China Dongxiang Group Co.	307,000	207,988
*China Eastern Airlines Corp., Ltd. ADR	813	45,024
*China Energine International Holdings, Ltd.	94,000	11,849
#China Everbright International, Ltd.	194,000	95,766
*China Everbright, Ltd.	152,000	375,212
China Foods, Ltd.	158,000	116,272

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
China Gas Holdings, Ltd.	248,000	$140,358
*China Grand Forestry Green Resources Group, Ltd.	444,000	17,383
#China Green (Holdings), Ltd.	84,000	97,911
*China Haidian Holdings, Ltd.	450,000	47,475
China High Speed Transmission Equipment Group Co., Ltd.	73,000	172,818
*China Huiyuan Juice Group, Ltd.	80,500	61,261
China Life Insurance Co., Ltd. ADR	6,850	462,992
*China Mengniu Dairy Co., Ltd.	109,000	326,982
#China Merchants Bank Co., Ltd.	85,201	209,513
China Merchants Holdings (International) Co., Ltd.	220,753	766,854
*China Mining Resources Group, Ltd.	1,150,000	37,285
*China Mobile, Ltd.	8,000	78,414
China Mobile, Ltd. Sponsored ADR	69,361	3,391,753
*China Molybdenum Co., Ltd.	247,000	192,768
China National Building Material Co., Ltd.	206,000	338,666
*China National Materials Co., Ltd.	224,000	145,286
*China Nickel Resources Holding Co., Ltd.	194,000	33,296
*China Oil & Gas Group, Ltd.	640,000	92,864
China Oilfield Services, Ltd.	98,000	137,155
China Overseas Land & Investment, Ltd.	168,480	328,422
China Petroleum and Chemical Corp. (Sinopec) ADR	8,600	690,236
*China Pharmaceutical Group, Ltd.	124,000	90,491
*China Power International Development, Ltd.	271,000	61,743
#*China Power New Energy Development Co., Ltd.	280,000	32,493
*China Properties Group, Ltd.	48,000	14,369
*China Railway Construction Corp., Ltd.	179,000	222,626
*China Railway Group, Ltd.	75,000	51,699
*China Rare Earth Holdings, Ltd.	158,000	38,603
China Resources Enterprise, Ltd.	202,000	712,662
China Resources Gas Group, Ltd.	26,000	38,781
China Resources Land, Ltd.	232,000	424,522
*China Resources Microelectronics, Ltd.	200,000	10,033
China Resources Power Holdings Co., Ltd.	122,000	248,260
*China Seven Star Shopping, Ltd.	380,000	9,356
China Shenhua Energy Co., Ltd.	32,500	139,461
China Shineway Pharmaceutical Group, Ltd.	25,000	76,478
*China Shipping Container Lines Co., Ltd.	783,000	324,970
China Shipping Development Co., Ltd.	261,752	390,747
*China Southern Airlines Co., Ltd. ADR	2,850	72,447
*China State Construction International Holdings, Ltd.	168,000	57,924
*China Taiping Insurance Holdings Co., Ltd.	50,000	165,484
China Telecom Corp., Ltd. ADR	3,400	156,060
China Travel International Investment Hong Kong, Ltd.	368,108	90,879
China Unicom Hong Kong, Ltd. ADR	78,006	969,615
China Wireless Technologies, Ltd.	28,000	14,103
China Yurun Food Group, Ltd.	62,000	189,193
*Chongqing Iron & Steel Co., Ltd.	196,000	56,819
*Chongqing Machinery & Electric Co., Ltd.	101,925	26,858
*CIMC Enric Holdings, Ltd.	70,000	40,308
*Citic 21CN Co., Ltd.	30,000	6,443
CITIC Pacific, Ltd.	191,000	415,908
*CITIC Resources Holdings, Ltd.	486,000	113,949
CNOOC, Ltd. ADR	3,200	562,944
*Coastal Greenland, Ltd.	238,000	13,798
#Comba Telecom Systems Holdings, Ltd.	99,000	140,523
*COSCO International Holdings, Ltd.	108,000	61,603
*COSCO Pacific, Ltd.	260,000	350,572
Coslight Technology International Group, Ltd.	40,000	54,967
Country Garden Holdings Co.	897,000	274,753
*Dachan Food Asia, Ltd.	128,000	27,892
*Dalian Port PDA Co., Ltd.	52,000	23,869

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Daphne International Holdings, Ltd.	204,000	$210,733
#Datang International Power Generation Co., Ltd.	186,000	77,761
*Delong Holdings, Ltd.	1,000	354
Denway Motors, Ltd.	1,068,000	628,628
*Digital China Holdings, Ltd.	88,000	129,315
Dongfang Electric Co., Ltd.	21,200	137,193
#Dongfeng Motor Corp.	434,000	616,388
*Dongyue Group	57,000	13,173
*Dynasty Fine Wines Group, Ltd.	114,000	44,810
*First Tractor Co., Ltd.	64,000	44,021
*Fosun International	342,500	266,032
*Franshion Properties China, Ltd.	664,000	189,403
*FU JI Food & Catering Services	27,000	—
#*Fufeng Group, Ltd.	98,000	77,563
*Fushan International Energy Group, Ltd.	214,000	150,328
*GCL Poly Energy Holdings, Ltd.	121,000	26,992
#Geely Automobile Holdings, Ltd.	300,000	127,521
*Global Bio-Chem Technology Group Co., Ltd.	240,000	54,995
*Goldbond Group Holdings, Ltd.	410,000	28,219
Golden Eagle Retail Group, Ltd.	41,000	78,978
*Golden Meditech Holdings, Ltd.	64,000	15,054
*GOME Electrical Appliances Holdings, Ltd.	830,060	267,522
*Great Wall Motor Co., Ltd.	107,000	195,232
*Greentown China Holdings, Ltd.	117,000	124,975
Guangdong Investment, Ltd.	354,000	183,133
*Guangshen Railway Co., Ltd. Sponsored ADR	7,219	139,904
#*Guangzhou Investment Co., Ltd.	704,000	168,601
*Guangzhou Pharmaceutical Co., Ltd.	50,000	57,746
#Guangzhou R&F Properties Co., Ltd.	207,200	270,673
Guangzhou Shipyard International Co., Ltd.	44,000	78,448
#*GZI Transportation, Ltd.	42,639	23,780
*Haier Electronics Group Co., Ltd.	345,000	230,340
*Hainan Meilan International Airport Co., Ltd.	27,000	33,545
*Haitian International Holdings, Ltd.	11,000	9,314
Harbin Power Equipment Co., Ltd.	118,236	92,514
*Heng Tai Consumables Group, Ltd.	390,000	38,163
Hengan International Group Co., Ltd.	25,000	191,764
Hengdeli Holdings, Ltd.	390,000	161,629
#*Hi Sun Technology (China), Ltd.	102,000	69,954
*Hidili Industry International Development, Ltd.	184,000	200,779
*HKC (Holdings), Ltd.	305,478	22,005
#*Honghua Group, Ltd.	185,000	32,259
Hopewell Highway Infrastructure, Ltd.	58,300	37,405
Hopson Development Holdings, Ltd.	134,000	173,336
Hua Han Bio-Pharmaceutical Holdings, Ltd.	36,000	14,556
Huabao International Holdings, Ltd.	50,000	57,788
#*Huadian Power International Corp.	164,000	39,234
Huaneng Power International, Inc. ADR	5,500	126,500
*Hunan Non-Ferrous Metal Corp., Ltd.	300,000	125,625
Industrial & Commercial Bank of China, Ltd.	1,788,000	1,303,179
*Inspur International, Ltd.	55,000	5,648
*Interchina Holdings Co.	204,000	21,695
Intime Department Store Group Co., Ltd.	95,000	90,864
Jiangsu Express Co., Ltd.	108,000	100,577
Jiangxi Copper Co., Ltd.	103,000	216,040
*Ju Teng International Holdings, Ltd.	136,000	125,360
*Kai Yuan Holdings, Ltd.	940,000	38,325
*Kasen International Holdings, Ltd.	57,000	17,702
*Kingboard Chemical Holdings, Ltd.	123,000	662,542
*Kingboard Laminates Holdings, Ltd.	217,000	230,818
Kingdee International Software Group Co., Ltd.	388,000	149,672

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Kingsoft Corp., Ltd.	47,000	$36,450
*Kingway Brewery Holdings, Ltd.	208,000	44,556
Kunlun Energy Co., Ltd.	310,000	410,080
*KWG Property Holding, Ltd.	145,900	84,932
Lai Fung Holdings, Ltd.	689,000	24,648
#Lee & Man Paper Manufacturing, Ltd.	328,600	287,014
Lenovo Group, Ltd.	510,000	375,979
Li Ning Co., Ltd.	62,000	238,349
Lianhua Supermarket Holdings Co., Ltd.	28,000	99,588
*Lingbao Gold Co., Ltd.	100,000	37,519
*Little Sheep Group, Ltd.	59,000	31,659
*Lonking Holdings, Ltd.	136,000	101,115
#*Maanshan Iron & Steel Co., Ltd.	364,000	190,945
Maoye International Holdings	174,000	62,260
MIN XIN Holdings, Ltd.	24,000	10,501
*Mingyuan Medicare Development Co., Ltd.	380,000	46,879
*Minmetals Resources, Ltd.	252,000	98,930
*Minth Group, Ltd.	108,000	151,706
*Nan Hai Corp, Ltd.	5,150,000	46,588
*NetDragon Websoft, Inc.	59,500	32,396
New World China Land, Ltd.	193,200	62,723
New World Department Store China, Ltd.	78,000	66,034
Nine Dragons Paper Holdings, Ltd.	209,000	352,560
*Parkson Retail Group, Ltd.	112,500	183,456
PetroChina Co., Ltd. ADR	9,000	1,036,170
#*PICC Property & Casualty Co., Ltd.	330,000	313,300
Ping An Insurance (Group) Co. of China, Ltd.	26,500	226,027
*Poly Hong Kong Investment, Ltd.	132,000	129,996
#Ports Design, Ltd.	28,500	69,860
*Prosperity International Holdings HK, Ltd.	320,000	20,365
Qin Jia Yuan Media Services Co., Ltd.	102,000	19,236
*Qingling Motors Co., Ltd.	150,000	36,825
*Qunxing Paper Holdings Co., Ltd.	95,816	40,412
*Regent Manner International, Ltd.	20,000	9,930
*REXLot Holdings, Ltd.	1,100,000	131,948
*Richly Field China Development, Ltd.	200,000	8,436
#Road King Infrastructure, Ltd.	71,000	57,634
*Samson Holding, Ltd.	191,000	34,109
*Semiconductor Manufacturing International Corp.	3,141,000	337,462
#*Shandong Chenming Paper Holdings, Ltd.	57,000	49,668
Shanghai Electric Group Co., Ltd.	288,000	137,363
#*Shanghai Forte Land Co., Ltd.	234,000	63,796
Shanghai Industrial Holdings, Ltd.	123,000	532,978
*Shanghai Jin Jiang International Hotels Group Co., Ltd.	156,000	48,441
*Shanghai Prime Machinery Co., Ltd.	82,000	15,682
*Shanghai Zendai Property, Ltd.	1,505,000	73,021
Shenji Group Kunming Machine Tool Co., Ltd.	16,000	14,074
Shenzhen Expressway Co., Ltd.	100,000	50,282
Shenzhen International Holdings, Ltd.	1,422,500	106,754
*Shenzhen Investment, Ltd.	464,000	141,072
Shenzhou International Group	78,000	102,228
Shimao Property Holdings, Ltd.	332,500	505,508
*Shougang Concord International Enterprises Co., Ltd.	564,000	102,625
*Shui On Land, Ltd.	548,130	249,211
Sichuan Expressway Co., Ltd.	204,000	116,725
*Sichuan Xinhua Winshare Chainstore Co., Ltd.	59,000	35,861
*Silver Grant International Industries, Ltd.	232,000	81,238
#Sino Biopharmaceutical, Ltd.	583,999	256,890
*Sino Union Energy Investment Group, Ltd.	390,000	39,594
*Sinofert Holdings, Ltd.	448,000	241,658
*Sinolink Worldwide Holdings, Ltd.	544,000	85,688

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*SinoMedia Holding, Ltd.	111,276	$36,076
Sino-Ocean Land Holdings, Ltd.	620,680	477,418
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	3,300	125,895
*Sinopec Yizheng Chemical Fibre Co., Ltd.	388,000	92,621
*Sinotrans Shipping, Ltd.	199,000	89,934
Sinotrans, Ltd.	252,000	59,960
*Sinotruk Hong Kong, Ltd.	235,500	228,018
Skyworth Digital Holdings, Ltd.	180,000	162,204
*Soho China, Ltd.	457,500	261,152
#*Solargiga Energy Holdings, Ltd.	67,000	14,457
*Sound Global, Ltd.	64,000	41,486
*SPG Land Holdings, Ltd.	14,000	7,798
*SRE Group, Ltd.	450,000	47,859
*TCC International Holdings, Ltd.	160,000	61,997
*TCL Communication Technology Holdings, Ltd.	135,000	67,956
*TCL Multimedia Technology Holdings, Ltd.	54,000	42,991
Tencent Holdings, Ltd.	30,800	636,168
*Tian An China Investments Co., Ltd.	53,000	34,952
Tianjin Capital Environmental Protection Group Co., Ltd.	96,000	32,171
Tianjin Development Holdings, Ltd.	110,000	69,096
*Tianjin Port Development Holdings, Ltd.	278,000	78,181
#*Tianneng Power International, Ltd.	92,000	59,233
Tingyi (Cayman Islands) Holding Corp.	50,000	124,212
*Tomson Group, Ltd.	94,000	38,894
*Travelsky Technology, Ltd.	104,981	85,940
*Truly International Holdings, Ltd.	56,000	103,287
Tsingtao Brewery Co., Ltd.	24,000	118,862
*Uni-President China Holdings, Ltd.	86,000	48,202
*United Energy Group, Ltd.	698,000	45,277
*Vinda International Holdings, Ltd.	100,000	84,564
*VODone, Ltd.	70,000	25,017
*Want Want China Holdings, Ltd.	15,000	11,223
*Wasion Group Holdings, Ltd.	84,000	55,200
Weichai Power Co., Ltd.	12,800	105,075
*Weiqiao Textile Co., Ltd.	116,000	85,691
*Welling Holding, Ltd.	552,000	26,536
*Xiamen International Port Co., Ltd.	330,000	61,828
Xinao Gas Holdings, Ltd.	78,000	235,891
*Xingda International Holdings, Ltd.	98,000	66,048
*Xinjiang Xinxin Mining Industry Co., Ltd.	144,000	82,668
*Xiwang Sugar Holdings Co., Ltd.	45,000	13,427
#*XTEP International Holdings, Ltd.	95,500	72,602
*Yanzhou Coal Mining Co., Ltd. Sponsored ADR	22,400	623,840
Yip’s Chemical Holdings, Ltd.	96,000	97,052
*Zhaojin Mining Industry Co., Ltd.	25,000	48,072
Zhejiang Expressway Co., Ltd.	136,000	127,034
*Zhong An Real Estate, Ltd.	70,000	21,225
*Zhuzhou CSR Times Electric Co., Ltd.	35,000	73,895
Zijin Mining Group Co., Ltd.	178,000	138,268
ZTE Corp.	30,420	109,166

TOTAL CHINA		50,705,274

CZECH REPUBLIC — (0.1%)
*Central European Media Enterprises, Ltd.	5,000	171,681
CEZ A.S.	2,290	109,807
Komercni Banka A.S.	1,146	235,206
*Pegas Nonwovens SA	2,000	46,216
Phillip Morris CR A.S.	100	46,825
Telefonica 02 Czech Republic A.S.	11,091	245,832
*Unipetrol A.S.	10,500	110,491

TOTAL CZECH REPUBLIC		966,058

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (0.7%)
A.P. Moller — Maersk A.S.	44	$369,433
*Aktieselskabet Roskilde Bank A.S.	787	49
Alk-Abello A.S.	554	42,371
*Alm. Brand A.S.	965	13,919
Auriga Industries A.S. Series B	2,100	37,147
*Bang & Olufsen Holdings A.S.	6,639	76,094
*Bavarian Nordic A.S.	2,400	112,176
Carlsberg A.S. Series B	7,151	577,943
Coloplast A.S.	382	42,332
D/S Norden A.S.	2,960	135,824
Danisco A.S.	5,835	421,365
*Danske Bank A.S.	21,606	564,084
*DFDS A.S.	210	15,728
DSV A.S.	16,611	296,914
East Asiatic Co., Ltd. A.S.	1,100	30,235
FLSmidth & Co. A.S.	4,868	366,797
#*Genmab A.S.	4,670	51,137
*GN Store Nord A.S.	30,363	244,911
*Greentech Energy Systems A.S.	6,401	20,094
H. Lundbeck A.S.	2,500	41,194
*IC Companys A.S.	464	21,750
*Jeudan A.S.	397	32,664
*Jyske Bank A.S.	7,622	307,852
*NeuroSearch A.S.	3,291	71,426
NKT Holding A.S.	3,550	207,039
*Nordjyske Bank A.S.	2,430	49,297
*Norresundby Bank A.S.	518	16,253
Novo-Nordisk A.S. Sponsored ADR	3,172	260,421
Novozymes A.S. Series B	1,001	120,352
*Parken Sport & Entertainment A.S.	320	4,805
Per Aarsleff A.S. Series B	329	30,619
*Ringkjoebing Landbobank A.S.	603	67,494
Rockwool International A.S.	785	74,640
#*Royal Unibrew A.S.	400	14,954
Satair A.S.	203	9,759
Schouw & Co. A.S.	1,150	27,560
SimCorp A.S.	230	44,121
*Sjaelso Gruppen A.S.	2,150	4,208
Solar Holdings A.S. Series B	677	46,030
*Spar Nord Bank A.S.	4,504	51,690
*Sydbank A.S.	10,430	305,687
Thrane & Thrane A.S.	1,149	38,443
Tivoli A.S.	8	5,035
*TK Development A.S.	8,499	41,462
*Topdanmark A.S.	1,240	153,107
*TopoTarget A.S.	19,088	16,449
Torm A.S. ADR	1,400	15,134
Trygvesta A.S.	1,288	79,511
*Vestas Wind Systems A.S.	5,262	321,075
*Vestjysk Bank A.S.	568	9,508
*William Demant Holding A.S.	1,009	68,821

TOTAL DENMARK		5,976,913

FINLAND — (1.0%)
#*Ahlstrom Oyj	2,867	44,850
#Alma Media Oyj	3,037	29,519
#Amer Sports Oyj Series A	13,102	154,324
Aspo Oyj	2,372	21,365
#Atria P.L.C.	2,101	33,897
Cargotec Oyj Series B	5,752	184,415
Cramo Oyj	5,767	115,215

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
*Elektrobit Corp. Oyj	5,993	$9,413
Elisa Oyj	8,247	157,853
*Finnair Oyj	6,467	36,779
*Finnlines Oyj	2,556	26,741
Fiskars Oyj Abp Series A	4,822	75,480
Fortum Oyj	11,955	308,908
#HKScan Oyj	4,588	54,354
Huhtamaki Oyj	9,316	108,364
KCI Konecranes Oyj	626	20,098
Kemira Oyj	10,602	130,082
#Kesko Oyj	9,752	378,044
Kone Oyj Series B	4,035	177,547
#*Lassila & Tikanoja Oyj	2,267	45,558
Metso Corp. Oyj	12,903	497,737
Metso Corp. Oyj Sponsored ADR	200	7,790
*M-Real Oyj Series B	17,167	59,650
#Neste Oil Oyj	18,702	302,754
#Nokia Oyj	1,780	21,761
Nokia Oyj Sponsored ADR	25,880	314,701
#Nokian Renkaat Oyj	7,620	179,118
Olvi Oyj Series A	494	17,706
#Oriola-KD Oyj Series B	7,702	37,407
Orion Oyj Series A	4,470	84,174
#Orion Oyj Series B	5,607	106,221
#Outokumpu Oyj	16,062	337,797
#Outotec Oyj	1,629	60,879
#Pohjola Bank P.L.C.	23,752	259,418
#Poyry Oyj	1,008	14,090
#Raisio P.L.C.	16,371	59,873
#Ramirent Oyj	4,151	47,566
#Rautaruukki Oyj Series K	9,334	195,725
Ruukki Group Oyj	27,736	66,797
Sampo Oyj	30,602	752,196
Sanoma Oyj	10,565	204,481
Stockmann Oyj Abp Series A	937	36,919
#Stockmann Oyj Abp Series B	3,874	144,530
Stora Enso Oyj Series R	88,437	738,354
Stora Enso Oyj Sponsored ADR	1,800	14,832
Tieto Oyj	8,284	171,475
#*Tikkurila Oyj	2,650	55,924
UPM-Kymmene Oyj	75,540	1,084,065
UPM-Kymmene Oyj Sponsored ADR	1,300	18,603
#Uponor Oyj Series A	4,035	73,813
Vaisala Oyj Series A	958	28,285
Wartsila Corp. Oyj Series B	8,066	410,710
Yit Oyj	14,981	316,421

TOTAL FINLAND		8,834,578

FRANCE — (5.7%)
Accor SA	3,516	200,898
Aeroports de Paris SA	1,723	141,799
*Air France-KLM SA	20,257	318,702
Air Liquide SA	2,230	260,152
#*Alcatel-Lucent SA	149,720	477,248
*Alcatel-Lucent SA Sponsored ADR	65,400	207,318
Alstom SA	4,025	236,174
*ALTEN SA	1,402	40,909
*Altran Technologies SA	17,751	85,249
April Group SA	389	12,099
Arkema SA	9,424	393,141
Assystem SA	2,109	32,537

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Atari SA	8,198	$45,687
#*Atos Origin SA	9,680	490,508
AXA SA	17,490	347,569
AXA SA Sponsored ADR	62,400	1,195,584
*Beneteau SA	6,084	105,314
bioMerieux SA	420	45,521
BNP Paribas SA	44,021	3,023,637
Boiron SA	1,642	66,628
Bonduelle SA	182	19,641
*Bongrain SA	654	51,269
#Bourbon SA	5,718	247,694
*Boursorama SA	1,906	22,732
Bouygues SA	11,334	561,598
*Bull SA	19,152	89,651
Bureau Veritas SA	827	46,567
Canal Plus SA	6,412	49,829
Capgemini SA	17,986	905,939
Carbone Lorraine SA	2,026	73,927
Carrefour SA	9,203	451,074
Casino Guichard Perrachon SA	4,759	420,093
CEGID Group SA	2,221	60,463
Christian Dior SA	1,703	181,296
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	22,095	664,176
#Cie Generale D’Optique Essilor Intenational SA	3,437	209,519
Ciments Francais SA	1,433	144,748
*Club Mediterranee SA	3,385	56,703
CNP Assurances SA	3,474	292,431
#Compagnie de Saint-Gobain SA	33,002	1,629,160
*Compagnie Generale de Geophysique-Veritas SA	173	5,208
Compagnie Generale des Establissements Michelin SA Series B	13,933	1,009,369
Credit Agricole SA	44,961	642,720
Danone SA	5,009	295,132
Dassault Systemes SA	1,913	124,297
Dassault Systemes SA ADR	614	40,217
Delachaux SA	511	32,591
*Derichebourg SA	19,759	87,584
EDF Energies Nouvelles SA	1,744	78,712
Eiffage SA	3,070	158,482
Electricite de France SA	2,204	118,121
Eramet SA	647	233,486
Esso S.A.F.	301	40,185
Establissements Maurel et Prom SA	11,601	179,376
Euler Hermes SA	4,126	341,277
*Euro Disney SCA	6,546	41,015
*Eurofins Scientific SA	59	2,622
European Aeronautic Defence & Space Co. SA	35,522	659,750
Eutelsat Communications SA	3,757	133,745
*Faiveley Transport SA	326	26,075
Fimalac SA	846	41,834
France Telecom SA	33,016	722,776
France Telecom SA Sponsored ADR	23,020	506,440
GDF Suez SA	58,270	2,072,285
*Gemalto NV	10,578	471,533
GFI Informatique SA	8,022	30,824
GIFI SA	765	50,856
GL Events SA	2,371	66,360
Groupe Danone SA	600	6,978
*Groupe Eurotunnel SA	61,845	564,745
Groupe Steria SCA	2,513	78,938
Guerbet SA	48	5,562
Guyenne et Gascogne SA	732	75,300

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Haulotte Group SA	1,837	$21,628
Havas SA	39,552	211,837
#Hermes International SA	896	118,465
Iliad SA	443	44,294
Imerys SA	5,014	305,657
*IMS International Metal Service SA	1,257	21,416
Ingenico SA	3,824	95,482
Ipsen SA	1,467	70,079
Ipsos SA	2,057	78,722
*JC Decaux SA	8,326	239,387
Korian SA	1,936	47,454
Lafarge SA	16,945	1,228,552
Lafarge SA Sponsored ADR	1,300	23,634
Lagardere SCA	18,963	764,834
Laurent-Perrier SA	320	29,803
LDC SA	157	16,633
Legrand SA	7,517	244,759
Lisi SA	445	27,540
L’Oreal SA	1,886	196,000
LVMH Moet Hennessy Louis Vuitton SA	3,079	354,335
M6 Metropole Television SA	5,638	145,772
*Manitou BF SA	1,145	20,305
Manutan International SA	734	45,909
#*Meetic SA	2,868	79,216
*Natixis SA	126,742	648,169
Neopost SA	2,182	173,527
Nexans SA	3,935	310,199
Nexity SA	3,528	128,880
Norbert Dentressangle SA	163	12,750
*NRJ Group SA	4,409	43,613
Orpea SA	2,074	86,741
#PagesJaunes SA	11,583	138,772
Pernod-Ricard SA	7,907	672,734
*Peugeot SA	24,676	728,792
Pierre & Vacances SA	400	32,280
Plastic Omnium SA	792	34,665
PPR SA	6,628	890,802
#Publicis Groupe SA	6,834	301,532
Publicis Groupe SA ADR	800	17,584
Rallye SA	3,038	111,764
*Recylex SA	1,922	20,911
Remy Cointreau SA	2,545	137,628
#*Renault SA	16,387	759,211
*Rexel SA	20,503	347,752
*Rhodia SA	8,536	197,153
Rubis SA	1,158	95,328
*Sa des Ciments Vicat SA	1,404	110,375
Safran SA	22,547	572,871
Saft Groupe SA	1,777	64,550
Sanofi — Aventis SA	17,594	1,200,238
Sanofi — Aventis SA ADR	27,886	951,191
*Sartorius Stedim Biotech SA	238	11,631
#Schneider Electric SA	14,962	1,698,615
SCOR SE	26,956	635,860
SEB SA	2,824	214,782
Sechilienne SA	515	16,596
*SeLoger.com SA	888	35,867
*Sequana SA	2,156	35,042
SES SA	7,157	164,030
Societe BIC SA	3,399	264,251
Societe Generale Paris SA	29,251	1,561,983

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Societe Television Francaise 1 SA	14,703	$272,631
Sodexo SA	2,674	164,290
#*Soitec SA	11,646	160,182
Somfy SA	147	29,010
Sopra Group SA	746	56,556
Sperian Protection SA	401	37,551
Stallergenes SA	820	65,092
Stef-TFE SA	523	29,918
STMicroelectronics NV	63,525	588,223
STMicroelectronics NV ADR	29,790	274,068
Sucriere de Pithiviers Le Vieil SA	19	17,656
Suez Environnement SA	5,676	123,017
Synergie SA	3,386	95,525
#*Technicolor SA	38,546	40,367
Technip SA	10,020	801,209
Technip SA ADR	400	32,100
Teleperformance SA	7,005	244,874
Thales SA	9,999	372,376
#*Theolia SA	8,678	33,433
Total SA	8,644	470,297
Total SA Sponsored ADR	18,700	1,016,906
Toupargel Groupe SA	334	7,085
*Trigano SA	513	12,216
*UbiSoft Entertainment SA	2,510	32,024
*Valeo SA	10,207	341,403
Vallourec SA	1,564	311,523
Veolia Environnement SA ADR	7,500	233,925
Viel et Compagnie SA	12,255	45,953
Vilmorin & Cie SA	586	56,369
Vinci SA	8,785	489,548
Virbac SA	447	49,352
Vivendi SA	57,454	1,507,160
Zodiac Aerospace SA	6,425	335,009

TOTAL FRANCE		49,056,809

GERMANY — (4.0%)
*Aareal Bank AG	6,446	140,647
Adidas-Salomon AG	7,697	453,547
*ADVA AG Optical Networking	2,080	11,470
#*Air Berlin P.L.C.	7,620	40,748
Aixtron AG	4,185	132,213
Allianz SE	14,002	1,601,180
Allianz SE Sponsored ADR	69,550	788,697
Augusta Technologie AG	3,720	55,221
Aurubis AG	4,501	227,922
*Axel Springer AG	1,235	140,097
BASF SE	8,196	478,022
BASF SE Sponsored ADR	1,000	58,050
Bauer AG	1,096	45,714
Bayer AG	7,775	498,401
Bayer AG Sponsored ADR	200	12,440
Bayerische Motoren Werke AG	25,204	1,246,516
*BayWa AG	440	17,522
Bechtle AG	1,422	42,407
Beiersdorf AG	1,420	80,274
Bertrandt AG	946	34,802
Bilfinger Berger AG	4,608	305,602
Biotest AG	355	17,586
Carl Zeiss Meditec AG	1,128	17,788
Celesio AG	11,249	366,497
*Centrotec Sustainable AG	2,715	47,587

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
*Centrotherm Photovoltaics AG	552	$22,794
Cewe Color Holding AG	458	17,031
Comdirect Bank AG	3,278	35,617
#*Commerzbank AG	58,948	462,814
*Compugroup Holding AG	1,550	17,280
*CropEnergies AG	3,089	15,399
CTS Eventim AG	1,199	63,794
Curanum AG	391	1,180
Daimler AG (5529027)	6,417	328,391
Daimler AG (D1668R123)	25,800	1,314,252
*Demag Cranes AG	2,535	87,358
Deutsche Bank AG (5750355)	3,806	265,650
Deutsche Bank AG (D18190898)	23,800	1,634,584
Deutsche Boerse AG	2,406	184,646
Deutsche Lufthansa AG	35,719	593,986
Deutsche Post AG	57,416	931,263
*Deutsche Postbank AG	13,768	469,364
Deutsche Telekom AG	42,984	565,501
Deutsche Telekom AG Sponsored ADR	83,497	1,001,129
*Deutz AG	4,345	24,736
Douglas Holding AG	2,529	114,065
*Drillisch AG	407	2,870
Duerr AG	2,774	66,020
DVB Bank SE	433	14,442
E.ON AG	53,444	1,976,578
E.ON AG Sponsored ADR	3,600	132,984
*Elmos Semiconductor AG	1,781	15,670
ElreingKlinger AG	4,474	125,075
*Evotec AG	35,662	92,434
Fielmann AG	537	40,573
Fraport AG	5,583	289,479
*Freenet AG	11,051	129,027
Fresenius Medical Care AG & Co KGaA ADR	2,100	113,274
Fresenius SE (4352097)	727	51,720
Fresenius SE (4568946)	3,446	249,828
Fuchs Petrolub AG	579	55,299
GEA Group AG	14,371	319,107
Generali Deutschland Holding AG	4,368	487,480
Gerresheimer AG	3,158	109,592
Gesco AG	186	9,708
GFK SE	1,219	45,285
Gildemeister AG	5,832	78,879
Grenkeleasing AG	1,850	80,240
*Hannover Rueckversicherung AG	9,553	450,654
*Heidelberger Druckmaschinen AG	10,864	91,053
Heidelberger Zement AG	11,935	736,425
Henkel AG & Co. KGaA	4,418	199,811
Hochtief AG	4,338	357,559
*Homag Group AG	1,385	24,577
Indus Holding AG	1,129	23,314
*Infineon Technologies AG	61,111	431,140
*Infineon Technologies AG ADR	55,013	385,091
*IVG Immobilien AG	15,031	118,986
*Jenoptik AG	6,235	35,872
K&S AG	3,614	207,837
*Kloeckner & Co. SE	8,296	219,893
*Koenig & Bauer AG	317	5,921
Kontron AG	8,120	77,442
Krones AG	1,375	78,727
*Kuka AG	1,075	16,302
KWS Saat AG	271	44,211

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Lanxess AG	11,046	$521,644
Leoni AG	3,492	80,855
Linde AG	6,481	774,375
MAN SE	9,748	915,609
*Manz Automation AG	532	37,192
*Medigene AG	5,234	18,764
Medion AG	2,347	30,901
Merck KGAA	3,250	267,151
Metro AG	3,728	223,845
MLP AG	4,926	49,214
*Morphosys AG	1,401	28,700
MTU Aero Engines Holding AG	3,208	175,882
Munchener Rueckversicherungs-Gesellschaft AG	9,177	1,293,350
MVV Energie AG	1,073	44,387
*Nordex SE	2,832	29,376
Pfeiffer Vacuum Technology AG	447	33,310
*Pfleiderer AG	3,051	18,803
*PNE Wind AG	5,028	15,702
Porsche Automobil Holding SE	6,958	402,644
Praktiker Bau-und Heimwerkermaerkte Holding AG	8,813	89,621
Puma AG Rudolf Dassler Sport	494	165,004
#*Q-Cells SE	9,332	85,866
*QIAGEN NV	9,689	224,240
*QSC AG	23,436	45,923
Rheinmetall AG	3,848	267,853
Rhoen-Klinikum AG	10,607	272,659
*Roth & Rau AG	1,536	49,981
RWE AG	3,317	272,453
*Salzgitter AG	6,152	498,456
SAP AG Sponsored ADR	6,000	284,700
#*SGL Carbon SE	4,671	151,434
Siemens AG	821	80,166
Siemens AG Sponsored ADR	9,500	927,580
#*Singulus Technologies AG	3,514	28,453
Sixt AG	1,860	54,566
*SKW Stahl — Metallurgie Holding AG	907	20,329
*Sky Deutschland AG	31,751	68,570
#*SMA Solar Technology AG	295	35,767
Software AG	1,050	120,184
#*Solar Millennium AG	1,871	51,545
#Solarworld AG	7,777	112,373
Stada Arzneimittel AG	5,789	226,984
Suedzucker AG	8,318	169,437
*Suss Microtec AG	6,672	40,071
Symrise AG	8,140	207,114
Takkt AG	897	10,037
ThyssenKrupp AG	26,367	857,381
Tognum AG	2,199	45,498
*TUI AG	23,987	264,485
*United Internet AG	6,740	101,058
*Versatel AG	1,678	15,803
Vossloh AG	776	80,590
*VTG AG	1,454	23,745
Wacker Chemie AG	616	89,492
Wacker Neuson SE	3,050	40,500
Wincor Nixdorf AG	1,491	101,404
Wirecard AG	5,551	61,672
Zhongde Waste Technology AG	1,482	30,528

TOTAL GERMANY		34,237,389

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (0.5%)
*Agricultural Bank of Greece S.A.	33,348	$60,150
Alapis Holdings Industrial & Commercial S.A.	86,744	35,542
*Alpha Bank A.E.	66,010	534,639
*Anek Lines S.A.	15,471	8,012
*Attica Bank S.A.	23,070	35,619
*Bank of Cyprus Public Co., Ltd. S.A.	15,360	88,619
Bank of Greece S.A.	1,841	98,795
Coca-Cola Hellenic Bottling Co. S.A.	126	3,417
#Coca-Cola Hellenic Bottling Co. S.A. ADR	13,700	363,872
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	7,552	11,467
*EFG Eurobank Ergasias S.A.	44,121	354,676
Ellaktor S.A.	14,109	66,466
*Emporiki Bank of Greece S.A.	1,191	5,931
EYDAP Athens Water Supply & Sewage Co. S.A.	2,890	23,937
*Folli-Follie S.A.	1,879	43,230
*Forthnet S.A.	39,875	43,420
Fourlis Holdings S.A.	4,932	49,084
*Frigoglass S.A.	7,802	105,302
GEK Terna S.A.	2,300	13,500
*Geniki Bank S.A.	69,600	59,094
Hellenic Exchanges S.A.	3,745	30,788
Hellenic Petroleum S.A.	17,587	189,460
#Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	16,149	91,403
*Heracles General Cement Co. S.A.	444	3,070
Iaso S.A.	3,671	12,921
*Intracom Holdings S.A.	3,021	3,115
*Intralot SA-Integrated Lottery Systems & Services S.A.	7,507	32,422
J&P — Avax S.A.	816	2,000
*JUMBO S.A.	2,073	15,235
Marfin Investment Group S.A.	84,031	161,079
*Marfin Popular Bank Public Co., Ltd. S.A.	11,135	26,833
Metka S.A.	2,003	26,024
Michaniki S.A.	7,913	7,960
Motor Oil (Hellas) Corinth Refineries S.A.	1,840	22,451
Mytilineos Holdings S.A.	11,980	73,931
*National Bank of Greece S.A.	12,876	207,019
National Bank of Greece S.A. ADR	141,183	460,257
OPAP S.A.	5,820	118,211
*Piraeus Bank S.A.	49,175	370,338
Piraeus Port Authority S.A.	2,736	45,156
*Proton Bank S.A.	2,550	3,928
*Public Power Corp. S.A.	7,236	118,456
S&B Industrial Minerals S.A.	2,600	16,312
*Sidenor Steel Products Manufacturing Co. S.A.	3,000	11,887
Teletypos S.A. Mega Channel	1,702	9,670
*Terna Energy S.A.	3,289	18,241
Titan Cement Co. S.A.	7,464	198,615
*TT Hellenic Postbank S.A.	16,940	74,513
Viohalco S.A.	11,493	51,905

TOTAL GREECE		4,407,972

HONG KONG — (1.6%)
AAC Acoustic Technologies Holdings, Inc.	54,000	88,816
Allied Group, Ltd.	4,000	14,083
*Allied Properties, Ltd.	470,000	104,809
*Apac Resources, Ltd.	520,000	44,311
Asia Satellite Telecommunications Holdings, Ltd.	39,000	59,170
ASM Pacific Technology, Ltd.	7,400	69,772
*Associated International Hotels, Ltd.	20,000	40,563
Bank of East Asia, Ltd.	81,598	289,011
*Beijing Development HK, Ltd.	48,000	11,285

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Beijing Enterprises Water Group, Ltd.	46,000	$18,157
BOC Hong Kong (Holdings), Ltd.	55,000	131,909
C C Land Holdings, Ltd.	243,000	89,826
Cafe de Coral Holdings, Ltd.	24,000	57,842
*Cathay Pacific Airways, Ltd.	97,000	201,562
Cheung Kong Holdings, Ltd.	59,000	727,204
Cheung Kong Infrastructure Holdings, Ltd.	25,000	93,353
Chevalier International Holdings, Ltd.	32,000	28,632
China Metal International Holdings, Ltd.	190,000	44,244
#*China WindPower Group, Ltd.	1,450,000	158,046
Chong Hing Bank, Ltd.	28,000	54,508
Chow Sang Sang Holdings, Ltd.	48,000	82,119
*Chu Kong Shipping Development, Ltd.	132,000	30,022
*CK Life Sciences International Holdings, Inc.	430,000	28,031
CLP Holdings, Ltd.	21,500	150,754
Cross-Harbour Holdings, Ltd. (The)	40,000	35,687
CSI Properties, Ltd.	760,000	18,840
*Dah Chong Hong Holdings, Ltd.	41,000	26,889
*Dah Sing Banking Group, Ltd.	56,400	76,170
*Dah Sing Financial Holdings, Ltd.	22,800	129,499
Dawnrays Pharmaceutical Holdings, Ltd.	56,000	16,758
Dickson Concepts International, Ltd.	13,500	8,241
Emperor International Holdings, Ltd.	152,000	32,801
Esprit Holdings, Ltd.	15,988	114,627
*eSun Holdings, Ltd.	282,000	39,678
Far East Consortium International, Ltd.	129,000	37,416
First Pacific Co., Ltd.	230,400	154,779
#*Foxconn International Holdings, Ltd.	217,000	195,047
Fubon Bank Hong Kong, Ltd.	76,000	32,660
#*Galaxy Entertainment Group, Ltd.	564,000	263,437
*Genting Hong Kong, Ltd.	281,000	54,334
Giordano International, Ltd.	98,000	45,325
*Global Sweeteners Holdings, Ltd.	86,000	18,080
Glorious Sun Enterprises, Ltd.	170,000	71,431
Golden Resorts Group, Ltd.	414,000	26,021
*Goldin Properties Holdings, Ltd.	42,000	17,094
Great Eagle Holdings, Ltd.	34,924	97,731
*G-Resources Group, Ltd.	1,062,000	64,519
Hang Lung Group, Ltd.	61,000	298,002
Hang Lung Properties, Ltd.	37,000	134,267
Hang Seng Bank, Ltd.	5,800	79,048
*Hannstar Board International Holdings, Ltd.	120,000	28,081
Harbour Centre Development, Ltd.	14,000	12,371
Henderson Land Development Co., Ltd.	51,000	319,835
HKR International, Ltd.	186,400	71,634
Hon Kwok Land Investment Co., Ltd.	20,000	7,247
Hong Kong & China Gas Co., Ltd.	21,000	50,958
Hong Kong & Shanghai Hotels, Ltd.	52,000	81,960
*Hong Kong Aircraft Engineering Co., Ltd.	3,200	40,634
Hong Kong Electric Holdings, Ltd.	17,000	100,531
*Hong Kong Energy Holdings, Ltd.	3,610	352
Hong Kong Exchanges and Clearing, Ltd.	8,400	137,376
Hong Kong Ferry Holdings, Ltd.	27,000	25,571
Hopewell Holdings, Ltd.	84,000	244,816
*Huscoke Resources Holdings, Ltd.	418,000	30,442
Hutchison Harbour Ring, Ltd.	440,000	43,309
Hutchison Telecommunications Hong Kong Holdings, Ltd.	179,000	36,946
*Hutchison Telecommunications International, Ltd.	179,000	49,613
Hutchison Whampoa, Ltd.	89,000	610,816
*I-Cable Communications, Ltd.	157,000	25,525
Industrial & Commercial Bank of China Asia, Ltd.	67,008	166,698

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*IT, Ltd.	158,000	$25,378
*Johnson Electric Holdings, Ltd.	324,500	182,765
K Wah International Holdings, Ltd.	88,000	31,664
Kerry Properties, Ltd.	64,500	297,125
Kowloon Development Co., Ltd.	26,000	31,771
Li & Fung, Ltd.	32,000	153,662
Lifestyle International Holdings, Ltd.	29,000	56,871
*Lijun International Pharmaceutical Holding, Ltd.	245,000	82,219
Lippo, Ltd.	32,000	10,343
Lung Kee (Bermuda) Holdings, Ltd.	40,000	22,499
#*Melco International Development, Ltd.	161,000	73,355
Midland Holdings, Ltd.	60,000	55,053
Miramar Hotel & Investment Co., Ltd.	9,000	9,260
*Mongolia Energy Corp., Ltd.	260,000	119,158
MTR Corp., Ltd.	37,147	130,176
*Neo-Neon Holdings, Ltd.	96,000	66,124
*New Times Energy Corp, Ltd.	462,000	18,696
New World Development Co., Ltd.	195,601	346,939
*Next Media, Ltd.	290,000	53,607
NWS Holdings, Ltd.	97,096	169,936
*Orient Overseas International, Ltd.	28,000	212,065
Pacific Andes International Holdings, Ltd.	689,947	123,454
Pacific Basin Shipping, Ltd.	232,000	175,432
*Pacific Century Premium Developments, Ltd.	243,000	97,971
Paliburg Holdings, Ltd.	130,000	46,258
PCCW, Ltd.	373,000	112,759
Polytec Asset Holdings, Ltd.	205,000	39,886
Public Financial Holdings, Ltd.	72,000	37,703
*PYI Corp., Ltd.	766,000	33,996
Regal Hotels International Holdings, Ltd.	172,000	65,066
*Samling Global, Ltd.	168,000	19,348
Sea Holdings, Ltd.	90,000	45,768
Shangri-La Asia, Ltd.	158,000	305,706
*Shougang Concord Century Holdings, Ltd.	184,000	23,940
*Shougang Concord Technology Holdings, Ltd.	340,000	24,566
Shui On Construction and Materials, Ltd.	22,000	31,842
*Shun Tak Holdings, Ltd.	180,000	105,345
*Singamas Container Holdings, Ltd.	424,000	75,958
Sino Land Co., Ltd.	118,805	213,204
Smartone Telecommunications Holdings, Ltd.	52,000	58,318
Solomon Systech International, Ltd.	378,000	36,110
South China (China), Ltd.	464,000	33,034
*Stella International Holdings, Ltd.	36,500	74,662
Sun Hung Kai & Co., Ltd.	49,000	49,948
Sun Hung Kai Properties, Ltd.	42,000	581,759
*Superb Summit International Timber Co., Ltd.	500,000	22,539
*Sustainable Forest Holdings, Ltd.	337,500	33,115
Tai Cheung Holdings, Ltd.	94,000	56,050
Tan Chong International, Ltd.	24,000	6,264
Techtronic Industries Co., Ltd.	142,000	147,556
Television Broadcasts, Ltd.	9,000	43,173
*Texhong Textile Group, Ltd.	92,000	39,714
Texwinca Holdings, Ltd.	24,000	25,638
Tongda Group Holdings, Ltd.	530,000	23,713
Towngas China Co., Ltd.	97,000	41,809
Transport International Holdings, Ltd.	27,600	97,297
#*United Laboratories, Ltd. (The)	102,000	117,193
*United Power Investment, Ltd.	488,000	20,535
USI Holdings, Ltd.	140,000	42,662
*Vedan International Holdings, Ltd.	164,000	20,342
Victory City International Holdings, Ltd.	98,000	22,620

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Vitasoy International Holdings, Ltd.	80,000	$60,820
*VST Holdings, Ltd.	108,000	39,361
Vtech Holdings, Ltd.	7,000	78,257
Wharf Holdings, Ltd.	85,000	460,784
Wheelock & Co., Ltd.	73,000	224,935
Wheelock Properties, Ltd.	125,000	201,611
Wing Hang Bank, Ltd.	11,000	112,138
Wing On Co. International, Ltd.	32,000	51,029
*Winsor Properties Holdings, Ltd.	2,000	2,615
Xinyi Glass Holding Co., Ltd.	50,000	42,954
Yue Yuen Industrial (Holdings), Ltd.	34,500	120,195

TOTAL HONG KONG		13,506,743

HUNGARY — (0.2%)
*Egis Gyogyszergyar NYRT	445	46,659
*FHB Mortgage Bank NYRT	6,244	45,510
Magyar Telekom Telecommunications P.L.C.	1,876	6,675
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	4,800	85,152
*MOL Hungarian Oil & Gas NYRT	3,708	375,470
*OTP Bank NYRT	16,257	571,457
*PannErgy P.L.C.	10,773	45,972
Richter Gedeon NYRT	1,239	262,838

TOTAL HUNGARY		1,439,733

INDIA — (2.6%)
Aban Offshore, Ltd.	770	20,531
ACC, Ltd.	7,831	159,109
Adani Enterprises, Ltd.	14,156	177,484
*Aditya Birla Nuvo, Ltd.	4,026	73,875
*Allahabad Bank, Ltd.	40,781	150,021
*Alok Industries, Ltd.	90,000	41,808
Ambuja Cements, Ltd.	81,727	221,982
Amtek Auto, Ltd.	10,557	43,686
*Anant Raj Industries, Ltd.	13,615	38,492
*Andhra Bank	18,523	54,847
*Apollo Hospitals Enterprise, Ltd.	4,661	81,351
*Apollo Tyres, Ltd.	25,736	40,258
*Ashok Leyland, Ltd.	54,551	73,327
Asian Paints, Ltd.	1,564	73,102
Aurobindo Pharma, Ltd.	11,573	245,385
Aventis Pharma, Ltd.	1,238	52,053
Axis Bank, Ltd.	13,737	388,837
Bajaj Auto, Ltd.	1,783	84,062
Bajaj Finserv, Ltd.	5,045	38,760
Bajaj Hindusthan, Ltd.	26,733	74,626
Bajaj Holdings & Investment, Ltd.	4,907	68,794
Balrampur Chini Mills, Ltd.	21,074	39,477
*Bank of Baroda	10,597	162,814
*Bank of India	16,169	137,593
*BEML, Ltd.	2,355	55,125
Bharat Electronics, Ltd.	1,436	59,192
*Bharat Forge, Ltd.	7,097	43,458
Bharat Heavy Electricals, Ltd.	2,047	114,169
Bharat Petroleum Corp, Ltd.	3,844	44,794
Bharti Airtel, Ltd.	10,642	71,027
*Bhushan Steel, Ltd.	3,077	122,759
*Biocon, Ltd.	8,934	60,227
Birla Corp., Ltd.	4,033	35,511
*Bombay Rayon Fashions, Ltd.	8,261	41,904
Bosch, Ltd.	584	63,915
Britannia Industries, Ltd.	250	9,231

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Cadila Healthcare, Ltd.	8,226	$103,421
*Cairn India, Ltd.	18,573	130,527
*Canara Bank	13,415	128,692
Carborundum Universal, Ltd.	2,150	9,300
*Central Bank Of India	12,041	43,260
*Century Textiles & Industries, Ltd.	2,887	33,682
CESC, Ltd.	5,246	47,654
*Chambal Fertilizers & Chemicals, Ltd.	26,495	38,788
Cipla, Ltd.	7,837	60,244
Colgate-Palmolive (India), Ltd.	3,054	51,038
*Container Corp. Of India	2,331	67,606
Coromandel International, Ltd.	2,399	19,634
*Corp. Bank	9,596	115,152
Cummins India, Ltd.	4,800	61,316
Dabur India, Ltd.	15,424	62,511
Deccan Chronicle Holdings, Ltd.	9,319	31,330
*Dena Bank	12,195	24,111
*Dewan Housing Finance Corp, Ltd.	2,537	13,254
*Dish TV (India), Ltd.	44,632	35,748
Divi’s Laboratories, Ltd.	2,878	43,478
*DLF, Ltd.	10,494	72,898
Dr. Reddy’s Laboratories, Ltd. ADR	11,410	320,507
E.I.D. — Parry (India), Ltd.	3,826	31,894
EIH, Ltd.	13,193	37,776
*Era Infra Engineering, Ltd.	7,211	37,023
*Essar Oil, Ltd.	19,984	62,165
*Essar Shipping Ports & Logistics, Ltd.	15,579	31,981
Exide Industries, Ltd.	31,311	85,485
*Federal Bank, Ltd.	19,315	126,241
Financial Technologies (India), Ltd.	5,078	176,354
*Fortis Healthcare, Ltd.	10,077	38,486
GAIL India, Ltd.	13,688	131,832
*Gammon India, Ltd.	10,776	53,290
*Gateway Distriparks, Ltd.	7,602	20,989
GlaxoSmithKline Pharmaceuticals, Ltd.	1,552	66,135
Glenmark Pharmaceuticals, Ltd.	11,592	69,836
*GMR Infrastructure, Ltd.	58,488	86,678
Godrej Industries, Ltd.	7,430	27,489
Grasim Industries, Ltd.	5,183	317,037
*Great Eastern Shipping Co., Ltd.	13,008	96,082
*Great Offshore, Ltd.	1,422	14,886
*GTL, Ltd.	10,152	92,431
Gujarat Gas Co., Ltd.	6,039	38,977
*Gujarat Mineral Development Corp, Ltd.	12,483	38,128
Gujarat State Petronet, Ltd.	28,545	60,725
*GVK Power & Infrastructure, Ltd.	63,703	64,272
HCL Infosystems, Ltd.	22,200	66,268
HCL Technologies, Ltd.	17,304	152,468
HDFC Bank, Ltd.	7,101	314,808
HDFC Bank, Ltd. ADR	400	59,648
Hero Honda Motors, Ltd. Series B	2,207	94,256
*Hexaware Technologies, Ltd.	17,183	27,576
*Himadri Chemicals & Industries	2,176	26,437
*Hindalco Industries, Ltd.	72,222	285,181
*Hindustan Construction Co., Ltd.	19,765	57,999
*Hindustan Petroleum Corp, Ltd.	9,241	65,699
Hindustan Unilever, Ltd.	7,107	38,206
*Housing Development & Infrastructure, Ltd.	15,786	94,692
*HT Media, Ltd.	11,369	35,528
ICICI Bank, Ltd.	9,160	193,992
ICICI Bank, Ltd. Sponsored ADR	13,043	554,588

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*ICSA (India), Ltd.	5,041	$15,571
*IDBI Bank, Ltd.	42,786	120,197
*Idea Cellular, Ltd.	107,650	147,502
*IFCI, Ltd.	20,472	24,134
*India Cements, Ltd.	31,135	86,972
India Infoline, Ltd.	15,429	37,303
*Indiabulls Financial Services, Ltd.	18,260	62,632
*Indiabulls Real Estate, Ltd.	29,827	112,648
Indian Bank	10,674	53,818
*Indian Hotels Co., Ltd.	57,658	138,801
*Indian Oil Corp., Ltd.	5,029	33,253
*Indian Overseas Bank	27,161	58,350
*IndusInd Bank, Ltd.	51,899	223,724
Infosys Technologies, Ltd.	5,251	320,268
*Infotech Enterprises, Ltd.	601	5,231
Infrastructure Development Finance Co., Ltd.	92,073	351,090
*ING Vysya Bank, Ltd.	7,120	50,896
IRB Infrastructure Developers, Ltd.	12,168	78,523
ITC, Ltd.	9,705	57,829
*IVRCL Infrastructures & Projects, Ltd.	33,942	137,160
*Jagran Prakashan, Ltd.	14,570	38,877
Jain Irrigation Systems, Ltd.	5,900	144,475
Jaiprakash Associates, Ltd.	89,340	293,013
*Jaiprakash Power Ventures, Ltd.	27,569	45,295
*Jammu & Kashmir Bank, Ltd.	3,114	52,697
*Jet Airways (India), Ltd.	3,135	37,571
*Jindal Saw, Ltd.	26,565	129,214
*Jindal South West Holdings, Ltd.	599	25,398
Jindal Steel & Power, Ltd.	7,578	126,131
*JM Financial, Ltd.	45,037	36,389
JSW Steel, Ltd.	15,143	414,338
Jubilant Organosys, Ltd.	5,040	37,993
*Kalpataru Power Transmission, Ltd.	249	6,050
*Karnataka Bank, Ltd.	18,000	55,083
*Kotak Mahindra Bank, Ltd.	10,522	172,298
*KS Oils, Ltd.	47,190	70,276
*KSK Energy Ventures, Ltd.	14,031	60,574
*Lanco Infratech, Ltd.	138,520	197,945
Larsen & Toubro, Ltd.	3,980	143,136
*LIC Housing Finance, Ltd.	8,455	181,195
Lupin, Ltd.	2,460	94,390
Madras Cements, Ltd.	15,000	39,061
Mahanagar Telephone Nigam, Ltd.	21,492	34,252
*Maharashtra Seamless, Ltd.	6,338	56,212
*Mahindra & Mahindra Financial Services, Ltd.	7,688	77,258
Mahindra & Mahindra, Ltd.	43,000	506,613
*Mahindra Lifespace Developers, Ltd.	3,460	36,367
Mangalore Refinery & Petrochemicals, Ltd.	28,382	48,325
Maruti Suzuki India, Ltd.	5,785	165,481
*MAX India, Ltd.	8,840	35,305
*McLeod Russel India, Ltd.	5,519	28,119
*Mercator Lines, Ltd.	25,374	33,511
*MindTree, Ltd.	1,785	22,839
*Monnet Ispat, Ltd.	3,882	37,430
*Moser Baer (India), Ltd.	17,173	28,384
Motherson Sumi Systems, Ltd.	12,642	39,660
Mphasis, Ltd.	7,290	110,991
MRF, Ltd.	248	39,343
Mundra Port & Special Economic Zone, Ltd.	3,044	50,442
*Nagarjuna Construction Co., Ltd.	31,522	134,992
National Aluminium Co., Ltd.	11,919	109,232

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Nava Bharat Ventures, Ltd.	1,957	$18,395
*NIIT Technologies, Ltd.	6,924	28,923
Nirma, Ltd.	7,344	33,901
NTPC, Ltd.	9,275	42,995
*Oil & Natural Gas Corp, Ltd.	1,475	34,846
Opto Circuits India, Ltd.	5,084	25,420
*Oracle Financial Services Software, Ltd.	2,009	97,632
*Oriental Bank of Commerce	9,651	76,570
Pantaloon Retail India, Ltd.	8,932	82,728
*Patni Computer Systems, Ltd. ADR	5,245	124,516
*Peninsula Land, Ltd.	10,444	17,333
*Petronet LNG, Ltd.	34,000	62,657
Pidilite Industries, Ltd.	11,464	30,260
Piramal Healthcare, Ltd.	5,363	63,992
Power Finance Corp, Ltd.	49,470	297,430
*PTC India, Ltd.	36,592	93,407
*Punj Lloyd, Ltd.	25,367	93,166
*Punjab National Bank, Ltd.	1,815	42,090
*Ranbaxy Laboratories, Ltd.	11,207	111,235
*Raymond, Ltd.	6,963	36,891
Reliance Capital, Ltd.	14,061	231,315
Reliance Communications, Ltd.	45,116	164,394
Reliance Energy, Ltd.	1,686	42,696
Reliance Industries, Ltd.	50,666	1,170,395
*Reliance Natural Resources, Ltd.	24,709	38,593
*Reliance Power, Ltd.	57,536	208,324
Rolta India, Ltd.	21,070	88,578
*Ruchi Soya Industries, Ltd.	16,055	43,510
*Rural Electrification Corp, Ltd.	13,757	78,017
*S.Kumars Nationwide, Ltd.	39,329	63,605
*Satyam Computer Services, Ltd.	31,609	66,117
Sesa Goa, Ltd.	34,032	324,983
*Shipping Corp. of India, Ltd.	15,227	56,136
Shree Cement, Ltd.	1,212	58,608
*Shree Renuka Sugars, Ltd.	25,343	34,999
Shriram Transport Finance Co., Ltd.	5,674	71,899
Siemens India, Ltd.	8,842	140,203
*Sobha Developers, Ltd.	5,557	38,852
*South Indian Bank, Ltd.	10,034	39,016
*SREI Infrastructure Finance, Ltd.	10,299	18,366
State Bank of India, Ltd.	2,175	111,890
Steel Authority of India, Ltd.	15,281	74,661
*Sterling Biotech, Ltd.	11,381	29,054
*Sterlite Industries (India), Ltd. ADR	2,900	52,606
Sterlite Industries (India), Ltd. Series A	8,711	160,129
Sun Pharmaceuticals Industries, Ltd.	2,778	98,155
Sun TV Network, Ltd.	7,669	72,102
*Suzlon Energy, Ltd.	74,803	114,562
*Syndicate Bank	33,071	68,770
*Tata Chemicals, Ltd.	4,649	36,831
*Tata Communications, Ltd. ADR	5,100	61,200
Tata Consultancy Services, Ltd.	4,166	71,473
*Tata Motors, Ltd.	27,150	526,009
#Tata Motors, Ltd. Sponsored ADR	2,000	40,900
Tata Power Co., Ltd.	1,615	48,799
Tata Steel, Ltd.	17,338	239,193
*Tata Tea, Ltd.	5,453	129,106
*Tata Teleservices Maharashtra, Ltd.	58,119	30,201
*Tech Mahindra, Ltd.	3,035	52,535
Titan Industries, Ltd.	1,616	77,056
Torrent Power, Ltd.	10,757	73,184

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Ultratech Cement, Ltd.	3,934	$85,774
*Union Bank of India	13,224	92,323
*Unitech, Ltd.	126,257	236,999
*United Phosphorus, Ltd.	26,764	102,194
United Spirits, Ltd.	1,255	35,277
*Usha Martin, Ltd.	19,377	41,305
*UTV Software Communications, Ltd.	3,864	37,519
Videocon Industries, Ltd.	10,107	52,559
Voltas, Ltd.	27,567	110,824
*Welspun-Gujarat Stahl Rohren, Ltd.	15,250	92,466
Wipro, Ltd.	9,143	138,001
*Yes Bank, Ltd.	13,958	88,842
*Zee Entertainment Enterprises, Ltd.	20,176	136,952

TOTAL INDIA		22,575,776

INDONESIA — (0.7%)
*PT Adaro Energy Tbk	256,500	61,483
PT Aneka Tambang Tbk	338,000	90,004
PT Astra Agro Lestari Tbk	39,000	94,700
PT Astra International Tbk	96,500	498,670
*PT Bakrie & Brothers Tbk	4,061,500	30,920
*PT Bakrie Sumatera Plantations Tbk	722,500	39,203
*PT Bakrie Telecom Tbk	2,368,000	35,840
*PT Bakrieland Development Tbk	2,932,500	74,892
PT Bank Central Asia Tbk	256,000	153,241
PT Bank Danamon Indonesia Tbk	402,823	255,529
PT Bank Mandiri Persero Tbk	408,000	258,395
PT Bank Negara Indonesia Persero Tbk	645,500	183,720
*PT Bank Pan Indonesia Tbk	868,000	121,162
PT Bank Rakyat Indonesia Tbk	383,000	374,862
*PT Barito Pacific Tbk	293,000	40,312
*PT Berlian Laju Tanker Tbk	257,333	18,799
*PT Bisi International Tbk	255,500	50,704
PT Bumi Resources Tbk	2,434,000	624,662
*PT Central Proteinaprima Tbk	4,938,500	26,932
*PT Charoen Pokphand Indonesia Tbk	141,500	46,604
*PT Ciputra Development Tbk	754,538	73,295
*PT Energi Mega Persada Tbk	366,500	5,880
PT Global Mediacom Tbk	1,018,500	45,288
PT Gudang Garam Tbk	114,000	345,895
*PT Hexindo Adiperkasa Tbk	108,000	56,509
*PT Holcim Indonesia Tbk	325,000	83,470
*PT Indah Kiat Pulp and Paper Corp. Tbk	227,000	57,717
PT Indo Tambangraya Megah Tbk	11,500	49,227
PT Indocement Tunggal Prakarsa Tbk	66,000	114,363
PT Indofood Sukses Makmur Tbk	702,000	299,505
PT Indosat Tbk ADR	1,487	48,699
PT International Nickel Indonesia Tbk	266,500	144,687
PT Jasa Marga Tbk	489,000	111,475
PT Kalbe Farma Tbk	426,000	97,093
*PT Lippo Karawaci Tbk	771,000	49,500
*PT Matahari Putra Prima Tbk	520,000	61,047
*PT Mayorah Indah Tbk	107,000	58,329
*PT Medco Energi International Tbk	325,000	104,625
*PT Mitra Rajasa Tbk	821,000	29,341
*PT Pabrik Kertas Tjiwi Kimia Tbk	25,000	5,528
*PT Pakuwon Jati Tbk	602,000	40,393
*PT Panin Financial Tbk	2,295,000	55,130
PT Perusahaan Gas Negara Tbk	192,500	86,454
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	129,500	137,021
*PT Ramayana Lestari Sentosa Tbk	182,500	17,035

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Sampoerna Agro Tbk	21,500	$6,360
PT Semen Gresik Persero Tbk	49,000	44,123
*PT Summarecon Agung Tbk	1,565,500	167,137
PT Tambang Batubara Bukit Asam Tbk	22,000	44,779
PT Telekomunikasi Indonesia Tbk	7,000	6,043
PT Telekomunikasi Indonesia Tbk Sponsored ADR	2,000	69,440
*PT Timah Tbk	380,500	111,997
*PT Trada Maritime Tbk	441,000	23,207
PT Unilever Indonesia Tbk	34,000	51,844
PT United Tractors Tbk	186,500	398,574

TOTAL INDONESIA		6,181,644

IRELAND — (0.4%)
*Aer Lingus Group P.L.C.	17,870	17,465
*Allied Irish Banks P.L.C.	29,187	55,363
*Allied Irish Banks P.L.C. Sponsored ADR	3,300	12,672
*Anglo Irish Bank Corp. P.L.C.	114,377	33,046
*Bank of Ireland P.L.C. Sponsored ADR	2,000	17,860
C&C Group P.L.C.	25,788	123,385
CRH P.L.C.	30,259	865,317
CRH P.L.C. Sponsored ADR	16,716	477,910
DCC P.L.C.	8,795	235,721
*Dragon Oil P.L.C.	25,939	192,519
*Elan Corp. P.L.C.	9,558	64,701
*Elan Corp. P.L.C. Sponsored ADR	37,910	254,755
FBD Holdings P.L.C.	2,743	28,168
Glanbia P.L.C.	707	3,018
*Governor & Co. of the Bank of Ireland P.L.C. (The)	4,050	8,884
Grafton Group P.L.C.	26,924	130,037
Greencore Group P.L.C.	9,367	16,864
*Independent News & Media P.L.C.	6,928	1,293
Irish Continental Group P.L.C.	203	3,943
*Irish Life & Permanent Group Holdings P.L.C.	9,925	40,058
*Kenmare Resources P.L.C.	13,695	2,731
Kerry Group P.L.C.	13,692	440,008
*Kingspan Group P.L.C.	16,868	157,781
Paddy Power P.L.C.	1,476	51,905
*Smurfit Kappa Group P.L.C.	19,760	202,554
United Drug P.L.C.	27,766	96,833

TOTAL IRELAND		3,534,791

ISRAEL — (0.6%)
*Africa-Israel Investments, Ltd.	3,860	39,632
*Alvarion, Ltd.	10,204	38,579
*AudioCodes, Ltd.	7,800	31,779
*Bank Hapoalim B.M.	94,527	380,581
*Bank Leumi Le-Israel B.M.	100,826	430,565
Bezeq Israeli Telecommunication Corp., Ltd.	26,282	64,189
Blue Square-Israel, Ltd.	1,974	25,347
*Cellcom Israel, Ltd.	1,200	36,360
Clal Industries & Investments, Ltd.	10,044	70,000
*Clal Insurance Enterprise Holdings, Ltd.	2,034	48,426
Delek Automotive Systems, Ltd.	7,070	87,128
*Elbit Medical Imaging, Ltd.	875	18,372
Elbit Systems, Ltd.	926	56,778
Elbit Systems, Ltd. ADR	900	55,485
*Electra (Israel), Ltd.	470	50,519
*Electra Real Estate, Ltd.	1	7
*First International Bank of Israel, Ltd. (6123804)	26,222	93,651
*First International Bank of Israel, Ltd. (6123815)	6,100	110,554
*Frutarom Industries, Ltd.	5,610	49,883

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Harel Insurance Investments & Finances, Ltd.	2,057	$111,626
*Hot Telecommunications Systems	7,045	81,783
Israel Chemicals, Ltd.	6,240	74,689
*Israel Discount Bank, Ltd.	67,761	138,230
Ituran Location & Control, Ltd.	5,755	87,756
Makhteshim-Agan Industries, Ltd.	31,047	130,315
*Mellanox Technologies, Ltd.	1,100	27,739
*Menorah Mivtachim Holdings, Ltd.	6,823	90,053
*Migdal Insurance & Financial Holdings, Ltd.	58,646	118,910
*Mizrahi Tefahot Bank, Ltd.	15,377	136,730
NetVision, Ltd.	2,970	31,158
*NICE Systems, Ltd. Sponsored ADR	10,340	328,915
Oil Refineries, Ltd.	178,646	110,507
Ormat Industries, Ltd.	8,353	66,547
Osem Investment, Ltd.	3,323	49,432
Partner Communications Co., Ltd.	2,606	51,133
Partner Communications Co., Ltd. ADR	1,600	31,424
*Paz Oil Co., Ltd.	608	91,592
*Phoenix Holdings, Ltd. (The)	7,560	24,602
*RADVision, Ltd.	2,224	14,295
*Retalix, Ltd.	3,337	42,530
*Scailex Corp, Ltd.	700	14,946
Strauss Group, Ltd.	4,340	66,359
Super-Sol, Ltd. Series B	7,747	45,695
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	30,070	1,766,011

TOTAL ISRAEL		5,420,812

ITALY — (1.9%)
A2A SpA.	77,801	131,511
ACEA SpA.	8,786	89,457
Acegas-APS SpA.	5,746	32,451
*Amplifon SpA.	34,754	180,783
Ansaldo STS SpA.	2,693	49,312
*Arnoldo Mondadori Editore SpA.	13,802	53,522
Ascopiave SpA.	6,261	13,880
Assicurazioni Generali SpA.	11,814	249,370
Astaldi SpA.	4,627	34,697
Atlantia SpA.	5,072	107,948
*Autogrill SpA.	8,470	103,171
Azimut Holding SpA.	10,365	116,799
Banca Carige SpA.	95,637	242,959
Banca Generali SpA.	10,206	109,246
*Banca Intermobiliare SpA.	6,306	34,859
Banca Monte Dei Paschi di Siena SpA.	171,050	236,831
Banca Piccolo Credito Valtellinese Scarl	27,998	175,448
*Banca Popolare dell’Emilia Romagna Scrl	12,380	161,521
Banca Popolare dell’Etruria e del Lazio Scarl	10,296	51,195
Banca Popolare di Milano Scarl	54,263	305,181
*Banca Popolare di Sondrio Scarl	19,410	178,355
Banco di Desio e della Brianza SpA.	4,095	21,287
*Banco Popolare Scarl	91,246	584,209
Benetton Group SpA.	9,444	81,191
Brembo SpA.	4,107	32,270
Bulgari SpA.	17,144	142,497
Buzzi Unicem SpA.	10,407	154,715
*C.I.R. SpA. — Compagnie Industriali Riunite	54,679	115,866
Caltagirone Editore SpA.	4,600	12,869
Cementir Holding SpA.	1,653	6,512
Credito Artigiano SpA.	18,471	41,944
Credito Bergamasco SpA.	1,348	45,289
*Credito Emiliano SpA.	12,577	76,827

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Danieli & Co. SpA.	1,730	$43,693
Davide Campari — Milano SpA.	18,053	184,314
DiaSorin SpA.	2,217	82,654
*Digital Multimedia Technologies SpA.	2,344	42,246
Enel SpA.	81,141	425,091
Eni SpA.	36,261	810,410
Eni SpA. Sponsored ADR	6,880	305,816
ERG SpA.	8,111	111,537
Esprinet SpA.	7,586	75,929
*Eurotech SpA.	11,463	38,692
*Fastweb SpA.	1,492	28,693
*Fiat SpA.	38,883	510,356
Finmeccanica SpA.	39,068	500,524
Fondiaria — SAI SpA.	9,809	135,876
*Gemina SpA.	86,140	71,746
Geox SpA.	5,423	35,101
Gewiss SpA.	10,473	44,691
*Gruppo Coin SpA.	6,187	44,027
Hera SpA.	62,720	133,136
*Immsi SpA.	33,361	39,339
Impregilo SpA.	25,731	80,122
*Indesit Co. SpA.	2,959	39,868
*Interpump Group SpA.	7,347	36,898
*Intesa Sanpaolo SpA.	343,715	1,132,857
*Intesa Sanpaolo SpA. Sponsored ADR	200	3,922
Iride SpA.	16,801	31,889
Italcementi SpA.	12,971	147,499
*Italmobiliare SpA.	1,543	56,595
Lottomatica SpA.	5,293	95,887
Luxottica Group SpA.	1,046	28,661
Luxottica Group SpA. Sponsored ADR	2,300	62,721
*Maire Tecnimont SpA.	193,000	791,928
MARR SpA.	1,895	17,558
Mediaset SpA.	31,475	249,247
*Mediobanca SpA.	32,876	303,445
Mediolanum SpA.	8,499	43,197
Milano Assicurazioni SpA.	33,627	79,892
Parmalat SpA.	239,349	630,062
Piaggio & C. SpA.	18,418	57,555
*Pirelli & Co. Real Estate SpA.	35,222	19,531
*Pirelli & Co. SpA.	350,616	201,733
*Premafin Finanziaria SpA.	13,262	18,038
Prysmian SpA.	7,222	130,041
Recordati SpA.	5,186	39,008
*Safilo Group SpA.	28,832	17,477
Saipem SpA.	2,959	110,493
Saras SpA.	28,397	68,278
*Snai SpA.	15,775	59,835
Snam Rete Gas SpA.	26,979	128,127
Societa Iniziative Autostradali e Servizi SpA.	6,224	57,271
*Societe Cattolica di Assicurazoni Scrl SpA.	5,529	173,434
Sol SpA.	11,034	64,427
*Sorin SpA.	26,362	51,928
*Telecom Italia Media SpA.	35,177	34,855
Telecom Italia SpA. Sponsored ADR	53,939	747,055
Tenaris SA ADR	2,700	109,647
Terna Rete Elettrica Nazionale SpA.	62,234	252,266
*Tiscali SpA.	91,625	19,526
Tod’s SpA.	719	52,753
*UniCredit SpA.	733,597	1,922,542
Unione di Banche Italiane ScpA	60,807	753,023

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Unipol Gruppo Finanziario SpA.	88,492	$92,674
Vittoria Assicurazioni SpA.	3,672	19,172

TOTAL ITALY		16,670,780

JAPAN — (14.1%)
77 Bank, Ltd. (The)	52,000	295,490
#Accordia Golf Co., Ltd.	74	81,427
Achilles Corp.	26,000	38,874
Adeka Corp.	11,700	110,860
*Aderans Holdings Co., Ltd.	2,600	31,960
Advantest Corp. ADR	3,900	100,932
AEON Co., Ltd.	36,200	414,479
#Aeon Delight Co., Ltd.	1,500	28,977
Aeon Fantasy Co., Ltd.	4,600	59,591
Aica Kogyo Co., Ltd.	4,500	46,913
Aichi Bank, Ltd. (The)	1,200	83,469
Aichi Machine Industry Co., Ltd.	19,000	77,737
Aichi Steel Corp.	15,000	64,942
*Aida Engineering, Ltd.	11,900	49,759
Aiphone Co., Ltd.	2,500	42,602
Air Water, Inc.	6,000	66,392
Aisan Industry Co., Ltd.	4,900	41,549
Aisin Seiki Co., Ltd.	15,700	477,107
Ajinomoto Co., Inc.	44,000	413,262
#Akebono Brake Industry Co., Ltd.	7,100	37,495
Akita Bank, Ltd. (The)	32,000	122,251
Alfresa Holdings Corp.	4,100	205,746
*All Nippon Airways Co., Ltd.	11,000	34,894
Aloka Co., Ltd.	4,600	44,688
Alpen Co., Ltd.	2,300	40,342
*Alpine Electronics, Inc.	3,800	53,637
*Alps Electric Co., Ltd.	24,200	176,097
Alps Logistics Co., Ltd.	2,200	23,421
Amada Co., Ltd.	46,000	377,666
Amano Corp.	10,400	100,949
*Anritsu Corp.	21,000	99,898
#AOC Holdings, Inc.	3,200	20,749
AOKI Holdings, Inc.	4,000	56,419
Aomori Bank, Ltd. (The)	10,000	23,664
Aoyama Trading Co., Ltd.	9,100	157,453
Aozora Bank, Ltd.	101,000	144,812
Arakawa Chemical Industries, Ltd.	3,900	48,993
Arcs Co., Ltd.	4,600	61,725
Ariake Japan Co., Ltd.	1,700	25,401
Arisawa Manufacturing Co., Ltd.	1,400	10,960
Arnest One Corp.	1,000	10,318
As One Corp.	2,100	36,724
Asahi Breweries, Ltd.	5,200	93,410
Asahi Diamond Industrial Co., Ltd.	6,000	62,352
Asahi Glass Co., Ltd.	52,000	614,465
Asahi Holdings, Inc.	3,100	52,602
Asahi Kasei Corp.	72,000	404,755
Asahi Organic Chemicals Industry Co., Ltd.	15,000	36,705
*Asahi Tec Corp.	736,000	371,369
#Asatsu-DK, Inc.	5,400	143,276
Asics Corp.	5,000	47,830
ASKA Pharmaceutical Co., Ltd.	6,000	40,526
Astellas Pharma, Inc.	2,800	98,042
Atsugi Co., Ltd.	29,000	38,339
Autobacs Seven Co., Ltd.	5,300	185,809
Avex Group Holdings, Inc.	4,700	43,327

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Awa Bank, Ltd. (The)	31,000	$172,133
Bando Chemical Industries, Ltd.	16,000	50,819
Bank of Iwate, Ltd. (The)	2,200	120,529
Bank of Kyoto, Ltd. (The)	22,000	193,301
Bank of Nagoya, Ltd. (The)	23,000	86,903
Bank of Okinawa, Ltd. (The)	2,600	107,028
Bank of Saga, Ltd. (The)	25,000	70,811
Bank of the Ryukyus, Ltd.	4,600	50,015
Bank of Yokohama, Ltd. (The)	77,000	400,355
Benesse Holdings, Inc.	1,200	55,172
*Best Denki Co., Ltd.	13,000	38,440
Bic Camera, Inc.	89	32,470
BML, Inc.	1,300	31,533
Bridgestone Corp.	10,300	171,660
Brother Industries, Ltd.	33,600	408,085
Bunka Shutter Co., Ltd.	10,000	28,695
*Calsonic Kansei Corp.	28,000	89,679
Canon Electronics, Inc.	2,800	72,373
Canon Marketing Japan, Inc.	11,400	178,212
Canon, Inc. Sponsored ADR	6,560	299,661
Capcom Co., Ltd.	1,600	32,281
Casio Computer Co., Ltd.	29,700	233,544
Cawachi, Ltd.	1,800	36,810
#*Cedyna Financial Corp.	12,400	21,049
Central Glass Co., Ltd.	24,000	115,471
Central Japan Railway Co.	11	89,572
Century Tokyo Leasing Corp.	8,400	110,652
Chiba Bank, Ltd. (The)	46,000	291,316
*Chiba Kogyo Bank, Ltd. (The)	3,000	21,099
Chiyoda Co., Ltd.	2,300	29,154
Chiyoda Corp.	18,000	165,255
Chofu Seisakusho Co., Ltd.	3,300	75,526
Chubu Electric Power Co., Ltd.	5,600	130,108
Chubu Shiryo Co., Ltd.	3,000	26,902
Chudenko Corp.	3,900	48,425
Chuetsu Pulp & Paper Co., Ltd.	20,000	37,309
Chugai Pharmaceutical Co., Ltd.	2,500	45,229
Chugai Ro Co., Ltd.	14,000	40,418
Chugoku Bank, Ltd. (The)	10,000	128,197
Chugoku Electric Power Co., Ltd. (The)	2,900	55,400
Chugoku Marine Paints, Ltd.	5,000	37,444
Chukyo Bank, Ltd. (The)	15,000	40,832
Chuo Mitsui Trust Holdings, Inc.	61,000	232,743
Chuo Spring Co., Ltd.	4,000	17,055
Circle K Sunkus Co., Ltd.	7,600	107,408
Citizen Holdings Co., Ltd.	37,900	263,232
CKD Corp.	11,200	94,740
*CMK Corp.	11,500	84,843
Coca-Cola Central Japan Co., Ltd.	3,500	45,146
Coca-Cola West Co., Ltd.	8,600	152,156
cocokara fine HOLDINGS, Inc.	400	7,951
Commuture Corp.	4,000	25,142
Comsys Holdings Corp.	16,000	149,953
Corona Corp.	2,600	31,514
Cosel Co., Ltd.	4,000	55,993
Cosmo Oil Co., Ltd.	91,000	245,304
#Credit Saison Co., Ltd.	20,000	292,506
#*CSK Holdings Corp.	7,500	38,136
Culture Convenience Club Co., Ltd.	4,600	23,937
Dai Nippon Printing Co., Ltd.	38,000	526,444
Daibiru Corp.	4,600	43,801

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daicel Chemical Industries, Ltd.	40,000	$256,430
Dai-Dan Co., Ltd.	9,000	49,524
#*Daido Metal Co., Ltd.	10,000	38,953
*Daido Steel Co., Ltd.	49,000	208,289
Daidoh, Ltd.	4,000	30,643
#*Daiei, Inc. (The)	9,250	42,882
Daifuku Co., Ltd.	11,500	86,445
Daihatsu Motor Co., Ltd.	8,000	77,143
Daihen Corp.	9,000	39,669
#*Daiichi Chuo Kisen Kaisha	24,000	77,843
Daiichi Sankyo Co., Ltd.	4,600	79,940
Daiken Corp.	20,000	54,541
Daikin Industries, Ltd.	2,700	101,818
Daikoku Denki Co., Ltd.	2,100	37,329
*Daikyo, Inc.	36,000	82,909
Daimei Telecom Engineering Corp.	4,000	32,491
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	15,000	56,502
*Dainippon Screen Manufacturing Co., Ltd.	20,000	112,294
Dainippon Sumitomo Pharma Co., Ltd.	9,600	79,499
Daio Paper Corp.	10,000	82,797
Daisan Bank, Ltd. (The)	12,000	32,863
Daiseki Co., Ltd.	1,800	39,665
Daishi Bank, Ltd. (The)	42,000	141,800
Daiso Co., Ltd.	15,000	37,329
Daito Trust Construction Co., Ltd.	1,700	90,621
Daiwa House Industry Co., Ltd.	31,000	333,551
Daiwa Securities Group, Inc.	72,000	372,406
#Daiwabo Holdings Co., Ltd.	14,000	37,869
#DCM Japan Holdings Co., Ltd.	11,400	77,083
Denki Kagaku Kogyo Kabushiki Kaisha	59,000	262,915
Denki Kogyo Co., Ltd.	7,000	38,640
Denso Corp.	18,800	548,644
Dentsu, Inc.	11,300	307,566
Denyo Co., Ltd.	5,400	41,918
#Descente, Ltd.	11,000	67,246
DIC Corp.	74,000	158,595
Disco Corp.	2,700	190,607
#Don Quijote Co., Ltd.	2,200	58,948
Doshisha Co., Ltd.	3,000	76,469
Doutor Nichires Holdings Co., Ltd.	6,300	94,359
Dowa Holdings Co., Ltd.	24,000	133,236
DTS Corp.	3,900	47,117
Duskin Co., Ltd.	6,900	120,143
Dydo Drinco, Inc.	1,600	59,364
#eAccess, Ltd.	64	51,058
*Earth Chemical Co., Ltd.	200	5,894
East Japan Railway Co.	2,200	147,166
#*Ebara Corp.	53,000	273,035
#Edion Corp.	8,600	87,461
Ehime Bank, Ltd. (The)	11,000	31,217
Eighteenth Bank, Ltd. (The)	27,000	75,793
Eisai Co., Ltd.	2,100	71,775
Eizo Nanao Corp.	2,100	51,161
Electric Power Development Co., Ltd.	3,000	92,453
*Elpida Memory, Inc.	4,900	104,383
Enplas Corp.	1,300	24,830
ESPEC Corp.	5,900	50,073
Exedy Corp.	4,100	108,176
Ezaki Glico Co., Ltd.	9,000	103,653
F&A Aqua Holdings, Inc.	2,100	21,864
#FamilyMart Co., Ltd.	1,400	48,247

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Fancl Corp.	2,900	$51,504
Fanuc, Ltd.	1,300	153,512
Fast Retailing Co., Ltd.	200	30,306
FCC Co., Ltd.	2,600	53,729
*FDK Corp.	21,000	34,876
Foster Electric Co., Ltd.	4,700	134,435
FP Corp.	400	18,414
#France Bed Holdings Co., Ltd.	27,000	41,322
Fuji Co., Ltd.	2,400	42,605
#*Fuji Electric Holdings Co., Ltd.	64,000	192,248
*Fuji Fire & Marine Insurance Co., Ltd.	16,000	24,939
#*Fuji Heavy Industries, Ltd.	76,000	425,351
Fuji Oil Co., Ltd.	6,300	87,518
Fuji Seal International, Inc.	100	2,066
Fuji Soft, Inc.	2,500	43,931
Fujicco Co., Ltd.	4,000	45,357
FUJIFILM Holdings Corp.	17,900	613,460
Fujikura, Ltd.	53,000	283,113
Fujitec Co., Ltd.	8,000	46,451
Fujitsu Frontech, Ltd.	5,600	43,274
Fujitsu, Ltd.	40,500	284,795
Fukui Bank, Ltd. (The)	30,000	93,127
Fukuoka Financial Group, Inc.	56,000	242,972
Fukuyama Transporting Co., Ltd.	22,000	114,870
Funai Electric Co., Ltd.	2,700	105,393
*Furukawa Co., Ltd.	19,000	23,427
Furukawa Electric Co., Ltd.	33,000	163,576
Furukawa-Sky Aluminum Corp.	18,000	42,557
Fuso Pharmaceutical Industries, Ltd.	13,000	40,401
Futaba Corp.	2,500	50,814
*Futaba Industrial Co., Ltd.	2,400	19,391
Fuyo General Lease Co., Ltd.	3,100	89,619
GEO Co., Ltd.	57	61,818
Glory, Ltd.	9,000	229,087
GMO Internet, Inc.	7,900	32,457
Godo Steel, Ltd.	13,000	35,792
Goldcrest Co., Ltd.	3,510	96,004
GS Yuasa Corp.	18,000	128,251
Gunma Bank, Ltd. (The)	33,000	178,017
Gunze, Ltd.	29,000	105,812
H2O Retailing Corp.	19,000	132,270
Hachijuni Bank, Ltd. (The)	28,000	157,066
Hakuhodo Dy Holdings, Inc.	2,630	149,404
Hakuto Co., Ltd.	5,400	56,510
Hamamatsu Photonics K.K.	4,200	119,808
Hankyu Hanshin Holdings, Inc.	21,000	97,833
Hanwa Co., Ltd.	25,000	106,668
Happinet Corp.	2,500	31,234
Harashin Narus Holdings Co., Ltd.	900	10,215
*Haseko Corp.	21,000	22,005
#Heiwa Corp.	5,600	54,148
Heiwa Real Estate Co., Ltd.	14,500	45,630
Heiwado Co., Ltd.	5,400	68,971
Hibiya Engineering, Ltd.	6,000	58,484
Higashi-Nippon Bank, Ltd.	18,000	33,150
Higo Bank, Ltd. (The)	28,000	152,149
Hikari Tsushin, Inc.	4,000	80,557
Hino Motors, Ltd.	45,000	226,532
Hirose Electric Co., Ltd.	600	64,773
Hiroshima Bank, Ltd. (The)	55,000	225,466
HIS Co., Ltd.	2,400	49,160

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hisaka Works, Ltd.	5,000	$57,098
Hisamitsu Pharmaceutical Co., Inc.	1,000	36,859
Hitachi Cable, Ltd.	33,000	93,889
Hitachi Capital Corp.	2,100	31,708
Hitachi Chemical Co., Ltd.	14,800	321,417
#Hitachi Construction Machinery Co., Ltd.	10,900	231,771
Hitachi High-Technologies Corp.	10,000	218,031
#Hitachi Koki Co., Ltd.	9,000	99,688
Hitachi Kokusai Electric, Inc.	10,000	104,037
Hitachi Medical Corp.	6,000	53,604
Hitachi Metals, Ltd.	22,000	236,064
Hitachi Transport System, Ltd.	6,900	99,808
#Hitachi Zosen Corp.	82,000	116,171
*Hitachi, Ltd. Sponsored ADR	14,780	648,399
Hogy Medical Co., Ltd.	1,200	60,155
Hokkaido Electric Power Co., Inc.	2,900	56,272
Hokkaido Gas Co., Ltd.	7,000	18,140
Hokkan Holdings, Ltd.	15,000	42,708
Hokkoku Bank, Ltd. (The)	37,000	131,313
Hokuetsu Bank, Ltd. (The)	16,000	25,924
Hokuetsu Kishu Paper Co., Ltd.	17,000	85,712
*Hokuhoku Financial Group, Inc.	81,000	161,058
Hokuriku Electric Power Co., Inc.	3,800	78,636
Hokuto Corp.	500	10,666
Honda Motor Co., Ltd.	300	10,151
Honda Motor Co., Ltd. Sponsored ADR	21,900	740,001
Horiba, Ltd.	1,500	44,269
Hosiden Corp.	7,900	99,767
House Foods Corp.	8,100	116,861
Hoya Corp.	5,800	160,422
Hyakugo Bank, Ltd. (The)	33,000	148,434
Hyakujishi Bank, Ltd. (The)	35,000	143,086
Ibiden Co., Ltd.	11,000	396,111
IBJ Leasing Co., Ltd.	2,000	41,213
Ichiyoshi Securities Co., Ltd.	4,100	29,546
Icom, Inc.	2,100	57,905
Idec Corp.	4,000	38,410
Idemitsu Kosan Co., Ltd.	2,600	215,371
IHI Corp.	163,000	326,226
Iida Home Max	4,800	47,706
#Iino Kaiun Kaisha, Ltd.	9,400	60,195
Imasen Electric Industrial Co., Ltd.	3,000	49,669
Imperial Hotel, Ltd.	550	11,278
Inaba Denki Sangyo Co., Ltd.	1,400	34,580
Inaba Seisakusho Co., Ltd.	3,700	37,549
Inabata & Co., Ltd.	12,900	64,747
Inageya Co., Ltd.	2,000	20,453
Ines Corp.	8,100	68,686
*Inpex Corp.	22	154,817
#*Iseki & Co., Ltd.	18,000	56,775
Isetan Mitsukoshi Holdings, Ltd.	29,200	337,225
#*Ishihara Sangyo Kaisha, Ltd.	22,000	19,980
*Isuzu Motors, Ltd.	135,000	429,522
ITO EN, Ltd.	1,700	26,375
ITOCHU Corp.	95,000	823,048
Itochu Enex Co., Ltd.	9,100	45,046
Itochu Techno-Solutions Corp.	1,900	71,765
Itochu-Shokuhin Co., Ltd.	300	9,498
#Itoham Foods, Inc.	21,000	76,426
Iwatani International Corp.	11,000	31,799
Iyo Bank, Ltd. (The)	17,000	158,234

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Izumi Co., Ltd.	2,800	$39,909
Izumiya Co., Ltd.	7,000	36,784
J Front Retailing Co., Ltd.	72,000	419,320
#Japan Airport Terminal Co., Ltd.	9,100	144,666
Japan Aviation Electronics Industry, Ltd.	5,000	37,405
Japan Cash Machine Co., Ltd.	4,900	45,021
Japan Digital Laboratory Co., Ltd.	4,100	49,919
#Japan Petroleum Exploration Co., Ltd.	1,900	97,025
Japan Pulp & Paper Co., Ltd.	13,000	45,992
Japan Steel Works, Ltd. (The)	1,000	10,953
Japan Tobacco, Inc.	37	128,221
Japan Transcity Corp.	6,000	19,811
Japan Vilene Co., Ltd.	10,000	46,452
Japan Wool Textile Co., Ltd. (The)	9,000	70,808
#Jeol, Ltd.	3,000	10,832
JFE Holdings, Inc.	5,100	181,876
JFE Shoji Holdings, Inc.	24,000	123,696
JGC Corp.	2,000	34,534
J-Oil Mills, Inc.	9,000	29,696
Joshin Denki Co., Ltd.	5,000	48,617
Joyo Bank, Ltd. (The)	39,000	162,235
JS Group Corp.	19,600	384,394
JSP Corp.	6,600	77,751
JSR Corp.	17,400	352,262
JTEKT Corp.	21,900	251,643
#*Juki Corp.	31,000	59,986
Juroku Bank, Ltd.	43,000	162,376
#*JVC Kenwood Holdings, Inc.	36,000	19,423
*JX Holdings, Inc.	165,868	925,266
#kabu.com Securities Co., Ltd.	5,500	28,433
#Kadokawa Holdings, Inc.	1,900	43,820
Kaga Electronics Co., Ltd.	3,900	42,076
#Kagome Co., Ltd.	2,800	47,479
Kagoshima Bank, Ltd. (The)	24,000	157,920
#Kajima Corp.	53,000	134,666
Kakaku.com, Inc.	11	41,414
Kaken Pharmaceutical Co., Ltd.	9,000	72,993
Kameda Seika Co., Ltd.	2,100	37,539
Kamei Corp.	7,000	33,861
Kamigumi Co., Ltd.	34,000	280,839
Kanagawa Chuo Kotsu Co., Ltd.	7,000	36,905
Kandenko Co., Ltd.	13,000	84,831
Kaneka Corp.	42,000	265,058
*Kanematsu Corp.	23,000	20,930
Kanematsu Electronics, Ltd.	2,400	21,190
Kansai Electric Power Co., Inc.	6,400	142,404
Kansai Paint Co., Ltd.	26,000	197,078
Kanto Auto Works, Ltd.	6,300	51,252
#Kanto Denka Kogyo Co., Ltd.	12,000	88,079
Kanto Natural Gas Development Co., Ltd.	6,000	32,543
Kao Corp.	3,000	73,146
Kasumi Co., Ltd.	8,000	41,008
Katakura Industries Co., Ltd.	4,000	38,962
Kato Sangyo Co., Ltd.	3,600	56,017
Kato Works Co., Ltd.	15,000	34,834
Kawasaki Heavy Industries, Ltd.	58,000	181,830
*Kawasaki Kisen Kaisha, Ltd.	66,000	280,501
*Kayaba Industry Co., Ltd.	21,000	79,717
KDDI Corp.	28	135,003
#Keihan Electric Railway Co., Ltd.	10,000	40,147
Keihin Corp.	3,300	62,548

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Keihin Electric Express Railway Co., Ltd.	7,000	$58,690
Keio Corp.	10,000	64,662
Keisei Electric Railway Co., Ltd.	16,000	94,725
Keiyo Bank, Ltd. (The)	36,000	167,414
#Keiyo Co., Ltd.	6,000	29,629
#*Kenedix, Inc.	137	47,576
Kewpie Corp.	10,900	120,155
#Key Coffee, Inc.	2,800	46,627
Keyence Corp.	220	52,568
Kikkoman Corp.	11,000	122,262
Kinden Corp.	20,000	177,478
#Kintetsu Corp.	25,000	79,064
#Kintetsu World Express, Inc.	1,600	38,170
Kirin Holdings Co., Ltd.	16,000	229,228
#Kisoji Co., Ltd.	2,100	43,132
Kissei Pharmaceutical Co., Ltd.	3,000	65,187
Kita-Nippon Bank, Ltd. (The)	1,300	34,182
Kitz Corp.	11,000	62,703
Kiyo Holdings, Inc.	96,000	125,344
Koa Corp.	7,200	86,144
Kobayashi Pharmaceutical Co., Ltd.	1,400	56,509
Kobe Steel, Ltd.	195,000	435,221
Kohnan Shoji Co., Ltd.	2,900	36,979
Koito Manufacturing Co., Ltd.	18,000	296,439
Kokuyo Co., Ltd.	11,200	104,518
Komatsu Seiren Co., Ltd.	9,000	37,313
Komatsu, Ltd.	8,900	179,400
Komeri Co., Ltd.	3,600	91,566
Komori Corp.	9,700	128,239
Konami Corp. ADR	1,900	37,724
Konica Minolta Holdings, Inc.	24,000	303,581
Konishi Co., Ltd.	4,800	55,353
#Kose Corp.	2,600	60,539
K’s Holdings Corp.	2,880	76,476
Kubota Corp. Sponsored ADR	4,000	174,960
Kumiai Chemical Industry Co., Ltd.	14,000	41,572
Kurabo Industries, Ltd.	16,000	28,792
Kuraray Co., Ltd.	28,000	366,549
Kureha Corp.	10,000	49,265
Kurita Water Industries, Ltd.	2,000	57,833
Kuroda Electric Co., Ltd.	2,200	33,230
Kyocera Corp.	100	10,041
Kyocera Corp. Sponsored ADR	5,000	491,250
Kyodo Printing Co., Ltd.	17,000	49,548
Kyoei Steel, Ltd.	3,300	61,231
Kyokuyo Co., Ltd.	6,000	12,015
Kyorin Co., Ltd.	4,000	57,523
Kyoritsu Maintenance Co., Ltd.	2,400	39,460
Kyosan Electric Manufacturing Co., Ltd.	11,000	55,481
Kyowa Exeo Corp.	10,000	82,464
*Kyowa Hakko Kirin Co., Ltd.	15,000	157,389
Kyudenko Corp.	8,000	46,498
Kyushu Electric Power Co., Inc.	3,100	62,716
Lawson, Inc.	200	8,830
#Leopalace21 Corp.	18,100	112,526
Life Corp.	1,300	21,414
Lintec Corp.	6,700	127,270
Lion Corp.	10,000	49,852
Mabuchi Motor Co., Ltd.	3,700	203,936
Macnica, Inc.	2,900	66,898
#Maeda Corp.	22,000	73,541

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Maeda Road Construction Co., Ltd.	11,000	$94,287
Maezawa Kyuso Industries Co., Ltd.	2,600	34,530
*Makino Milling Machine Co., Ltd.	12,000	83,171
#Makita Corp.	4,500	139,485
Makita Corp. Sponsored ADR	5,012	154,269
Mandom Corp.	1,300	34,482
Marubeni Corp.	115,000	678,540
Marudai Food Co., Ltd.	17,000	47,021
Maruetsu, Inc. (The)	15,000	62,573
#Maruha Nichiro Holdings, Inc.	53,000	74,544
Marui Group Co., Ltd.	40,600	320,954
Maruichi Steel Tube, Ltd.	4,600	88,392
#Marusan Securities Co., Ltd.	6,100	37,025
Maruzen Showa Unyu Co., Ltd.	13,000	47,384
Maspro Denkoh Corp.	4,400	43,016
Matsui Securities Co., Ltd.	2,800	21,030
Matsumotokiyoshi Holdings Co., Ltd.	300	6,728
#*Matsuya Co., Ltd.	2,000	21,270
Matsuya Foods Co., Ltd.	3,000	43,095
Max Co., Ltd.	3,000	32,508
Maxvalu Tokai Co., Ltd.	1,600	17,675
Mazda Motor Corp.	112,000	330,744
Medipal Holdings Corp.	10,600	132,157
Megmilk Snow Brand Co., Ltd.	3,000	50,522
Meidensha Corp.	13,000	59,446
Meiji Holdings Co., Ltd.	4,987	180,035
Meitec Corp.	1,500	31,493
Meito Sangyo Co., Ltd.	1,100	15,012
Mercian Corp.	21,000	43,198
Michinoku Bank, Ltd. (The)	18,000	35,422
Mikuni Coca-Cola Bottling Co., Ltd.	4,200	33,295
Milbon Co., Ltd.	100	2,317
Mimasu Semiconductor Industry Co., Ltd.	4,300	63,834
Minato Bank, Ltd. (The)	21,000	27,163
Minebea Co., Ltd.	49,000	284,329
Ministop Co., Ltd.	1,800	26,007
Miraca Holdings, Inc.	2,600	83,758
Misumi Group, Inc.	2,500	49,828
Mito Securities Co., Ltd.	13,000	31,684
Mitsubishi Chemical Holdings Corp.	96,500	515,034
Mitsubishi Corp.	54,500	1,290,990
Mitsubishi Electric Corp.	21,000	187,162
Mitsubishi Estate Co., Ltd.	6,000	108,165
Mitsubishi Gas Chemical Co., Inc.	46,000	277,378
Mitsubishi Heavy Industries, Ltd.	88,000	354,471
Mitsubishi Logistics Corp.	12,000	156,896
*Mitsubishi Materials Corp.	106,000	317,718
*Mitsubishi Motors Corp.	67,000	91,754
*Mitsubishi Paper Mills, Ltd.	29,000	36,624
Mitsubishi Pencil Co., Ltd.	3,400	50,130
*Mitsubishi Steel Manufacturing Co., Ltd.	9,000	22,236
Mitsubishi Tanabe Pharma Corp.	10,000	132,309
Mitsubishi UFJ Financial Group, Inc.	63,300	329,858
Mitsubishi UFJ Financial Group, Inc. ADR	441,377	2,281,919
Mitsuboshi Belting, Ltd.	7,000	34,514
Mitsui & Co., Ltd.	15,000	225,436
Mitsui & Co., Ltd. Sponsored ADR	2,651	870,164
Mitsui Chemicals, Inc.	77,000	252,923
Mitsui Engineering & Shipbuilding Co., Ltd.	83,000	221,122
Mitsui Fudosan Co., Ltd.	5,000	92,596
Mitsui Home Co., Ltd.	9,000	54,703

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsui Knowledge Industry Co., Ltd.	221	$39,971
Mitsui Mining & Smelting Co., Ltd.	77,000	211,002
Mitsui O.S.K. Lines, Ltd.	53,000	396,238
Mitsui Sugar Co., Ltd.	11,000	37,141
Mitsui-Soko Co., Ltd.	15,000	61,049
Mitsumi Electric Co., Ltd.	8,500	184,958
Mitsuuroko Co., Ltd.	3,800	27,005
Miura Co., Ltd.	2,400	58,685
Miyazaki Bank, Ltd. (The)	19,000	56,088
Miyoshi Oil & Fat Co., Ltd.	18,000	28,847
#Mizuho Financial Group, Inc.	303,700	584,782
*Mizuho Financial Group, Inc. ADR	5,047	19,280
*Mizuho Investors Securities Co., Ltd.	72,000	74,518
Mizuho Securities Co., Ltd.	87,000	240,969
*Mizuho Trust & Banking Co., Ltd.	40,000	39,372
Mizuno Corp.	7,000	31,178
Mochida Pharmaceutical Co., Ltd.	6,000	57,158
#Modec, Inc.	1,300	23,773
#Monex Group, Inc.	50	24,018
#Mori Seiki Co., Ltd.	9,900	118,271
Morinaga & Co., Ltd.	17,000	37,391
Morinaga Milk Industry Co., Ltd.	26,000	105,042
Morita Holdings Corp.	9,000	45,625
#MOS Food Services, Inc.	3,200	51,890
Moshi Moshi Hotline, Inc.	2,100	43,218
MR Max Corp.	8,300	39,213
MS&AD Insurance Group Holdings, Inc.	16,600	477,126
Murata Manufacturing Co., Ltd.	6,600	390,579
Musashi Seimitsu Industry Co., Ltd.	400	9,915
Musashino Bank, Ltd.	3,900	115,696
Nabtesco Corp.	17,000	214,240
Nachi-Fujikoshi Corp.	10,000	30,030
*Nagaileben Co., Ltd.	1,100	24,953
Nagano Bank, Ltd. (The)	15,000	29,435
Nagase & Co., Ltd.	15,000	178,929
Nagoya Railroad Co., Ltd.	31,000	86,432
Nakamuraya Co., Ltd.	2,000	9,726
*Nakayama Steel Works, Ltd.	11,000	18,218
Namco Bandai Holdings, Inc.	24,400	243,471
Nankai Electric Railway Co., Ltd.	10,000	39,145
Nanto Bank, Ltd. (The)	29,000	154,753
NEC Corp.	156,000	513,631
NEC Fielding, Ltd.	2,500	33,690
NEC Mobiling, Ltd.	2,800	70,816
NEC Networks & System Integration Corp.	3,600	44,043
Net One Systems Co., Ltd.	26	37,688
Neturen Co., Ltd.	4,600	35,912
NGK Insulators, Ltd.	11,000	216,788
NGK Spark Plug Co., Ltd.	21,000	284,958
NHK Spring Co., Ltd.	27,000	259,397
Nice Holdings, Inc.	16,000	34,641
Nichias Corp.	18,000	76,828
#Nichicon Corp.	9,800	131,178
#Nichii Gakkan Co.	8,600	84,162
Nichirei Corp.	35,000	138,744
Nidec Corp.	700	71,598
Nidec Corp. ADR	4,317	111,551
Nidec Sankyo Corp.	6,000	52,898
Nifco, Inc.	3,400	76,032
Nihon Dempa Kogyo Co., Ltd.	1,000	21,713
Nihon Kohden Corp.	3,700	70,824

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nihon Parkerizing Co., Ltd.	5,000	$71,563
Nihon Unisys, Ltd.	10,400	82,872
Nihon Yamamura Glass Co., Ltd.	19,000	61,871
Nikkiso Co., Ltd.	8,000	62,682
Nikon Corp.	1,000	22,701
Nintendo Co., Ltd.	600	201,556
Nippo Corp.	7,000	54,028
Nippon Beet Sugar Manufacturing Co., Ltd.	21,000	50,545
Nippon Carbon Co., Ltd.	14,000	50,474
Nippon Ceramic Co., Ltd.	3,800	46,582
Nippon Chemical Industrial Co., Ltd.	16,000	39,317
*Nippon Chemi-Con Corp.	18,000	74,484
#Nippon Denko Co., Ltd.	3,000	21,203
Nippon Densetsu Kogyo Co., Ltd.	7,000	65,708
Nippon Electric Glass Co., Ltd.	38,000	579,475
Nippon Express Co., Ltd.	59,000	277,968
Nippon Flour Mills Co., Ltd.	15,000	71,099
Nippon Gas Co., Ltd.	3,600	50,036
Nippon Kayaku Co., Ltd.	25,000	219,745
Nippon Koei Co., Ltd.	18,000	54,944
Nippon Konpo Unyu Soko Co., Ltd.	9,000	107,083
*Nippon Light Metal Co., Ltd.	56,000	81,185
Nippon Meat Packers, Inc.	23,000	290,545
Nippon Metal Industry Co., Ltd.	12,000	18,299
#Nippon Paint Co., Ltd.	23,000	146,664
Nippon Paper Group, Inc.	6,900	193,783
Nippon Road Co., Ltd. (The)	23,000	60,244
Nippon Seiki Co., Ltd.	2,000	21,996
Nippon Sheet Glass Co., Ltd.	87,000	285,778
Nippon Shinyaku Co., Ltd.	7,000	80,576
Nippon Shokubai Co., Ltd.	15,000	135,592
Nippon Signal Co., Ltd.	8,500	73,138
Nippon Soda Co., Ltd.	18,000	80,673
Nippon Steel Corp.	46,000	163,202
Nippon Suisan Kaisha, Ltd.	35,300	102,146
Nippon Synthetic Chemical Industry Co., Ltd. (The)	15,000	105,810
*Nippon Telegraph & Telephone Corp ADR	9,340	189,509
Nippon Thompson Co., Ltd.	6,000	40,690
#Nippon Valqua Industries, Ltd.	16,000	36,747
*Nippon Yakin Kogyo Co., Ltd.	15,000	55,523
Nippon Yusen K.K.	60,000	246,673
Nipro Corp.	6,000	113,540
Nishimatsu Construction Co., Ltd.	20,000	28,358
Nishimatsuya Chain Co., Ltd.	4,200	47,298
Nishi-Nippon Bank, Ltd.	92,000	264,765
Nishi-Nippon Railroad Co., Ltd.	15,000	56,781
Nissan Chemical Industries, Ltd.	4,000	54,030
*Nissan Motor Co., Ltd.	87,500	761,351
#Nissan Shatai Co., Ltd.	14,000	104,958
Nissei Corp.	2,900	22,695
#Nissha Printing Co., Ltd.	1,100	38,399
Nisshin Oillio Group, Ltd. (The)	18,000	94,858
Nisshin Seifun Group, Inc.	3,500	43,025
Nisshin Steel Co., Ltd.	110,000	232,606
Nisshinbo Holdings, Inc.	22,000	233,678
Nissin Corp.	17,000	38,487
Nissin Electric Co., Ltd.	13,000	66,743
Nissin Foods Holdings Co., Ltd.	1,600	53,821
Nissin Kogyo Co., Ltd.	6,600	107,307
Nitori Co., Ltd.	400	31,455
Nitta Corp.	1,600	25,195

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nittetsu Mining Co., Ltd.	13,000	$57,878
#Nitto Boseki Co., Ltd.	19,000	42,486
Nitto Denko Corp.	13,000	507,962
Nitto Kogyo Corp.	5,100	53,724
Nitto Kohki Co., Ltd.	2,500	53,819
*NKSJ Holdings, Inc.	53,000	384,798
Noevir Co., Ltd.	2,400	25,410
NOF Corp.	25,000	97,507
NOK Corp.	18,400	312,762
Nomura Holdings, Inc.	29,900	206,672
Nomura Holdings, Inc. ADR	24,100	166,049
Nomura Real Estate Holdings, Inc.	5,400	95,668
#Nomura Research Institute, Ltd.	1,800	45,925
Noritake Co., Ltd.	10,000	34,912
Noritsu Koki Co., Ltd.	5,600	44,489
Noritz Corp.	3,200	48,601
NS Solutions Corp.	3,400	76,745
#NSD Co., Ltd.	3,000	36,711
NSK, Ltd.	54,000	411,915
NTN Corp.	60,000	263,482
NTT Data Corp.	13	46,936
NTT DoCoMo, Inc.	42	65,343
NTT DoCoMo, Inc. Sponsored ADR	9,600	148,896
Obayashi Corp.	39,000	174,258
Obic Business Consultants Co., Ltd.	800	44,493
Obic Co., Ltd.	500	100,283
#Odakyu Electric Railway Co., Ltd.	10,000	83,472
Ogaki Kyoritsu Bank, Ltd. (The)	41,000	134,229
Oiles Corp.	2,520	41,421
Oita Bank, Ltd. (The)	27,000	94,831
Oji Paper Co., Ltd.	29,000	136,618
Okabe Co., Ltd.	9,000	34,343
Okamoto Industries, Inc.	13,000	52,673
Okamura Corp.	6,000	36,033
Okasan Securities Group, Inc.	28,000	126,810
*Oki Electric Industry Co., Ltd.	30,000	31,090
Okinawa Electric Power Co., Ltd.	1,500	84,475
#*OKUMA Corp.	15,000	106,421
Okumura Corp.	16,000	54,411
Okuwa Co., Ltd.	3,000	33,603
Olympic Corp.	1,100	7,537
Olympus Corp.	3,000	90,782
Omron Corp.	13,400	308,133
Ono Pharmaceutical Co., Ltd.	1,500	62,057
Onoken Co., Ltd.	4,100	37,067
#Onward Holdings Co., Ltd.	17,000	140,621
Oracle Corp. Japan	1,000	49,558
#Organo Corp.	7,000	53,636
Oriental Land Co., Ltd.	800	56,651
Osaka Gas Co., Ltd.	21,000	73,077
Osaka Steel Co., Ltd.	3,300	52,195
#Osaka Titanium Technologies Co., Ltd.	1,700	66,696
Osaki Electric Co., Ltd.	4,000	38,080
OSG Corp.	6,400	76,141
Otsuka Corp.	600	42,658
Oyo Corp.	3,500	29,228
Pacific Golf Group International Holdings K.K.	86	60,716
Pacific Industrial Co., Ltd.	10,000	55,246
Pacific Metals Co., Ltd.	14,000	115,793
Pack Corp. (The)	2,600	43,439
Pal Co., Ltd.	2,100	71,414

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
PanaHome Corp.	15,000	$100,590
Panasonic Corp.	17,000	249,133
Panasonic Corp. Sponsored ADR	64,414	940,444
Panasonic Electric Works Co., Ltd.	19,000	233,911
Panasonic Electric Works Information Systems Co., Ltd.	1,000	25,607
Paramount Bed Co., Ltd.	3,400	64,108
Parco Co., Ltd.	10,700	95,075
Paris Miki Holdings, Inc.	4,200	40,607
Penta-Ocean Construction Co., Ltd.	24,000	40,195
#Pigeon Corp.	1,400	52,406
Piolax, Inc.	2,600	54,809
#*Pioneer Electronic Corp.	13,700	51,815
Plenus Co., Ltd.	1,900	25,751
*Press Kogyo Co., Ltd.	9,000	28,376
Prima Meat Packers, Ltd.	14,000	15,766
#*Renesas Electronics Corp.	5,400	73,775
Rengo Co., Ltd.	24,000	137,878
Resona Holdings, Inc.	7,200	87,937
Resorttrust, Inc.	2,600	37,962
Rhythm Watch Co., Ltd.	18,000	30,029
#Ricoh Co., Ltd.	28,000	475,654
Ricoh Leasing Co., Ltd.	2,600	65,965
Riken Corp.	9,000	35,847
Riken Vitamin Co., Ltd.	100	2,694
Rinnai Corp.	1,400	68,661
#Rock Field Co., Ltd.	1,500	21,269
Rohm Co., Ltd.	6,500	481,715
Rohto Pharmaceutical Co., Ltd.	4,000	43,756
Roland Corp.	1,600	22,637
Round One Corp.	2,900	23,646
Royal Holdings Co., Ltd.	2,800	27,584
*Ryobi, Ltd.	15,000	52,036
Ryohin Keikaku Co., Ltd.	1,400	63,651
Ryosan Co., Ltd.	4,300	114,653
Ryoshoku, Ltd.	2,100	49,889
Ryoyo Electro Corp.	4,900	49,949
Saibu Gas Co., Ltd.	31,000	83,358
#Saizeriya Co., Ltd.	2,700	52,505
Sakai Chemical Industry Co., Ltd.	17,000	76,458
Sakata INX Corp.	12,000	54,191
#Sakata Seed Corp.	5,500	76,458
Sala Corp.	2,500	14,723
San-A Co., Ltd.	1,000	40,917
San-Ai Oil Co., Ltd.	8,000	36,734
#Sanden Corp.	17,000	63,637
*Sangetsu Co., Ltd.	1,100	24,146
San-in Godo Bank, Ltd. (The)	24,000	183,908
Sankei Building Co., Ltd.	9,200	66,245
#*Sanken Electric Co., Ltd.	9,000	35,565
Sanki Engineering Co., Ltd.	5,000	40,513
*Sankyo Co., Ltd.	1,400	64,623
*Sankyo-Tateyama Holdings, Inc.	47,000	69,475
Sankyu, Inc.	32,000	145,570
Sanoh Industrial Co., Ltd.	6,500	51,932
Sanrio Co., Ltd.	4,700	48,632
Sanshin Electronics Co., Ltd.	3,800	35,593
Santen Pharmaceutical Co., Ltd.	3,100	99,001
Sanwa Holdings Corp.	25,000	93,137
Sanyo Chemical Industries, Ltd.	9,000	54,904
*Sanyo Electric Co., Ltd.	8,000	12,706
Sanyo Shokai, Ltd.	8,000	28,685

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Sanyo Special Steel Co., Ltd.	16,000	$70,268
Sapporo Hokuyo Holdings, Inc.	47,400	218,166
Sapporo Holdings, Ltd.	8,000	39,298
Sato Corp.	3,900	50,823
SBI Holdings, Inc.	2,246	481,726
Secom Co., Ltd.	1,200	52,099
Secom Techno Service Co., Ltd.	500	13,791
Sega Sammy Holdings, Inc.	11,200	146,419
Seikagaku Corp.	4,100	41,289
Seiko Epson Corp.	15,300	271,041
Seiko Holdings Corp.	16,000	37,947
Seino Holdings Co., Ltd.	20,000	144,218
Seiren Co., Ltd.	8,400	51,791
Sekisui Chemical Co., Ltd.	33,000	225,368
Sekisui House, Ltd.	32,000	305,026
Sekisui Jushi Co., Ltd.	7,000	64,763
Sekisui Plastics Co., Ltd.	13,000	62,231
Senko Co., Ltd.	12,000	47,476
Senshu Ikeda Holdings, Inc.	3,700	6,352
Senshukai Co., Ltd.	6,400	36,047
Seven & I Holdings Co., Ltd.	17,200	439,823
Sharp Corp.	63,000	815,977
*Shibaura Mechatronics Corp.	11,000	49,715
Shibusawa Warehouse Co., Ltd.	8,000	30,999
Shiga Bank, Ltd.	33,000	196,938
Shikibo, Ltd.	29,000	44,542
Shikoku Bank, Ltd.	25,000	77,280
Shikoku Chemicals Corp.	11,000	62,075
#Shikoku Electric Power Co., Inc.	1,800	48,242
#Shima Seiki Manufacturing Co., Ltd.	3,600	93,623
Shimachu Co., Ltd.	5,600	116,446
Shimadzu Corp.	21,000	173,953
Shimamura Co., Ltd.	300	30,223
Shimano, Inc.	1,300	58,922
Shimizu Bank, Ltd.	1,000	37,187
Shimizu Corp.	31,000	124,181
Shin Nippon Air Technologies Co., Ltd.	3,500	24,373
Shinagawa Refractories Co., Ltd.	8,000	24,936
*Shindengen Electric Manufacturing Co., Ltd.	22,000	74,438
Shin-Etsu Chemical Co., Ltd.	4,400	253,640
Shin-Etsu Polymer Co., Ltd.	9,200	69,322
Shinkawa, Ltd.	3,500	58,482
Shin-Keisei Electric Railway Co., Ltd.	7,000	26,776
Shinko Electric Industries Co., Ltd.	10,900	193,531
Shinko Plantech Co., Ltd.	4,400	40,759
Shinko Shoji Co., Ltd.	5,300	56,681
Shinmaywa Industries, Ltd.	15,000	65,382
#Shinsei Bank, Ltd.	120,000	155,740
#Shinwa Kaiun Kaisha, Ltd.	18,000	55,420
Shionogi & Co., Ltd.	3,000	54,156
Shiseido Co., Ltd.	2,000	41,927
Shizuoka Bank, Ltd.	40,000	335,635
Shizuoka Gas Co., Ltd.	11,000	63,334
Shochiku Co., Ltd.	4,000	34,268
*Showa Corp.	5,900	42,558
Showa Denko K.K.	168,000	381,858
Showa Sangyo Co., Ltd.	16,000	49,299
*Showa Shell Sekiyu K.K.	12,700	86,124
Sinanen Co., Ltd.	10,000	43,905
#Sinfonia Technology Co., Ltd.	13,000	28,488
Sintokogio, Ltd.	3,800	31,672

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
SKY Perfect JSAT Holdings, Inc.	257	$103,307
SMC Corp.	700	100,331
SMK Corp.	14,000	70,958
Softbank Corp.	4,800	107,351
Sohgo Security Services Co., Ltd.	8,100	90,334
Sojitz Corp.	179,300	323,345
Sony Corp. Sponsored ADR	41,900	1,433,818
Sony Financial Holdings, Inc.	13	46,884
Sotetsu Holdings, Inc.	11,000	45,784
Square Enix Holdings Co., Ltd.	1,500	31,680
Stanley Electric Co., Ltd.	14,800	302,584
Star Micronics Co., Ltd.	4,100	50,762
Starzen Co., Ltd.	3,000	7,760
#Sugi Holdings Co., Ltd.	1,400	31,497
*Sumco Corp.	13,400	296,440
Sumikin Bussan Corp.	19,000	46,934
Sumisho Computer Systems Corp.	2,200	36,246
Sumitomo Bakelite Co., Ltd.	32,000	176,322
Sumitomo Chemical Co., Ltd.	101,355	478,936
Sumitomo Corp.	45,300	545,498
Sumitomo Electric Industries, Ltd.	50,800	625,142
Sumitomo Forestry Co., Ltd.	17,000	143,345
Sumitomo Heavy Industries, Ltd.	68,000	447,030
#*Sumitomo Light Metal Industries, Ltd.	46,000	49,950
Sumitomo Metal Industries, Ltd.	49,000	133,006
Sumitomo Metal Mining Co., Ltd.	28,000	414,246
*Sumitomo Mitsui Construction Co., Ltd.	57,400	53,831
Sumitomo Mitsui Financial Group, Inc.	33,500	1,107,907
Sumitomo Osaka Cement Co., Ltd.	44,000	84,504
#Sumitomo Real Estate Sales Co., Ltd.	1,100	53,975
Sumitomo Realty & Development Co., Ltd.	5,000	102,595
Sumitomo Rubber Industries, Ltd.	20,300	181,455
Sumitomo Seika Chemicals Co., Ltd.	14,000	53,525
Sumitomo Trust & Banking Co., Ltd.	56,000	338,663
Sumitomo Warehouse Co., Ltd.	23,000	109,206
Sundrug Co., Ltd.	1,600	37,344
Suruga Bank, Ltd.	25,000	245,327
Suzuken Co., Ltd.	7,500	286,817
Suzuki Motor Corp.	14,900	313,194
*SWCC Showa Holdings Co., Ltd.	45,000	49,018
#Sysmex Corp.	1,100	65,991
T&D Holdings, Inc.	4,400	114,939
T. Hasegawa Co., Ltd.	2,900	42,602
Tachibana Eletech Co., Ltd.	5,200	42,545
Tachi-S Co., Ltd.	4,800	56,698
Tadano, Ltd.	18,000	97,220
Taihei Dengyo Kaisha, Ltd.	6,000	54,717
*Taiheiyo Cement Corp.	119,000	168,282
Taikisha, Ltd.	4,200	73,628
#Taisei Corp.	131,000	298,459
Taisho Pharmaceutical Co., Ltd.	7,000	127,316
Taiyo Nippon Sanso Corp.	18,000	161,704
Taiyo Yuden Co., Ltd.	15,000	232,110
Takamatsu Construction Group Co., Ltd.	2,600	31,477
Takara Holdings, Inc.	22,000	115,792
Takara Standard Co., Ltd.	13,000	85,185
Takasago International Corp.	7,000	35,445
#Takasago Thermal Engineering Co., Ltd.	11,000	97,566
#Takashimaya Co., Ltd.	37,000	350,782
*Takata Corp.	3,800	95,287
Takeda Pharmaceutical Co., Ltd.	5,500	236,144

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Takihyo Co., Ltd.	5,000	$25,507
Takiron Co., Ltd.	10,000	30,087
Tamron Co., Ltd.	3,900	64,981
Tatsuta Electric Wire & Cable Co., Ltd.	15,000	36,249
TDK Corp.	1,200	76,801
TDK Corp. Sponsored ADR	7,012	449,119
Tecmo Koei Holdings Co., Ltd.	8,050	64,597
Teijin, Ltd.	105,000	335,046
Tenma Corp.	3,100	37,962
Terumo Corp.	1,100	56,040
THK Co., Ltd.	12,500	274,452
TKC, Corp.	2,500	43,983
Toa Corp.	27,000	32,699
Toagosei Co., Ltd.	29,000	132,985
#Tobu Railway Co., Ltd.	15,000	79,136
Tobu Store Co., Ltd.	10,000	28,508
TOC Co., Ltd.	17,300	79,915
Tochigi Bank, Ltd.	15,000	62,831
Toda Corp.	26,000	94,144
Toei Co., Ltd.	9,000	46,884
Toenec Corp.	7,000	38,543
Toho Bank, Ltd.	35,000	109,997
Toho Co., Ltd. (6895200)	2,700	46,552
Toho Co., Ltd. (6895211)	4,000	14,413
Toho Gas Co., Ltd.	19,000	96,145
Toho Holdings Co., Ltd.	3,000	48,161
Toho Zinc Co., Ltd.	8,000	37,896
Tohuku Electric Power Co., Inc.	3,300	67,294
Tokai Carbon Co., Ltd.	20,000	117,152
Tokai Rika Co., Ltd.	10,600	227,453
Tokai Rubber Industries, Ltd.	4,600	56,479
Tokai Tokyo Financial Holdings, Inc.	28,000	108,322
#Token Corp.	1,300	38,095
Tokio Marine Holdings, Inc.	21,500	640,068
Tokio Marine Holdings, Inc. ADR	1,000	29,400
Tokushu Tokai Holdings Co., Ltd.	22,000	58,812
Tokuyama Corp.	39,000	218,415
Tokyo Dome Corp.	21,000	60,009
Tokyo Electric Power Co., Ltd.	11,800	296,138
Tokyo Electron, Ltd.	8,500	557,284
Tokyo Energy & Systems, Inc.	6,000	42,027
Tokyo Gas Co., Ltd.	19,000	80,742
Tokyo Ohka Kogyo Co., Ltd.	5,800	121,487
Tokyo Rakutenchi Co., Ltd.	7,000	27,020
Tokyo Rope Manufacturing Co., Ltd.	21,000	55,205
*Tokyo Seimitsu Co., Ltd.	2,300	39,237
Tokyo Steel Manufacturing Co., Ltd.	16,400	219,769
Tokyo Style Co., Ltd.	13,000	107,733
*Tokyo Tatemono Co., Ltd.	60,000	276,689
Tokyo Tomin Bank, Ltd.	5,000	60,678
Tokyotokeiba Co., Ltd.	31,000	45,394
Tokyu Community Corp.	2,000	50,749
#Tokyu Construction Co., Ltd.	6,880	19,551
Tokyu Corp.	17,000	70,999
Tokyu Land Corp.	59,000	252,190
Tomato Bank, Ltd.	6,000	11,950
Tomoku Co., Ltd.	21,000	49,008
*TOMONY Holdings, Inc.	17,000	58,455
Tomy Co., Ltd.	2,800	21,667
Tonami Holdings Co., Ltd.	16,000	35,760
TonenGeneral Sekiyu K.K.	5,000	42,668

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Topcon Corp.	4,200	$23,811
Toppan Forms Co., Ltd.	4,800	52,816
Toppan Printing Co., Ltd.	41,000	373,893
Topre Corp.	6,100	49,984
Topy Industries, Ltd.	13,000	30,847
Toray Industries, Inc.	16,000	91,952
Torigoe Co., Ltd. (The)	4,100	32,732
Torii Pharmaceutical Co., Ltd.	2,600	45,031
*Toshiba Corp.	19,000	109,526
Toshiba Machine Co., Ltd.	13,000	56,432
Toshiba Plant Kensetsu Co., Ltd.	5,000	60,623
Toshiba TEC Corp.	20,000	83,013
*Tosho Printing Co., Ltd.	11,000	19,725
Tosoh Corp.	69,000	194,261
TOTO, Ltd.	25,000	168,300
Tottori Bank, Ltd.	13,000	34,945
*Towa Bank, Ltd.	52,000	40,769
Toyo Corp.	2,400	26,858
Toyo Engineering Corp.	12,000	43,843
Toyo Ink Manufacturing Co., Ltd.	28,000	118,865
Toyo Kanetsu K.K.	27,000	57,702
Toyo Kohan Co., Ltd.	9,000	50,499
Toyo Securities Co., Ltd.	21,000	40,836
Toyo Seikan Kaisha, Ltd.	14,100	242,598
Toyo Suisan Kaisha, Ltd.	1,000	24,105
#Toyo Tanso Co, Ltd.	800	42,684
Toyo Tire & Rubber Co., Ltd.	21,000	47,394
#Toyobo Co., Ltd.	81,000	135,371
Toyoda Gosei Co., Ltd.	10,700	296,582
Toyota Auto Body Co., Ltd.	5,400	86,794
#Toyota Boshoku Corp.	8,300	147,160
*Toyota Motor Corp. Sponsored ADR	32,234	2,484,919
Toyota Tsusho Corp.	15,100	225,201
*Trans Cosmos, Inc.	5,800	53,252
Trend Micro, Inc.	1,500	50,885
Trusco Nakayama Corp.	3,200	52,891
TS Tech Co., Ltd.	3,300	69,248
Tsubakimoto Chain Co.	12,000	55,057
Tsukishima Kikai Co., Ltd.	6,000	44,171
*Tsukuba Bank, Ltd.	11,500	35,349
Tsumura & Co.	1,500	43,824
Tsuruha Holdings, Inc.	1,600	57,618
Tsurumi Manufacturing Co., Ltd.	1,000	6,866
Tsutsumi Jewelry Co., Ltd.	2,200	51,450
TV Asahi Corp.	35	57,135
Ube Industries, Ltd.	32,000	80,884
Uchida Yoko Co., Ltd.	8,000	25,678
#Ulvac, Inc.	4,300	101,225
Uni-Charm Corp.	600	58,320
Unicharm Petcare Corp.	1,100	36,639
#Unimat Offisco Corp.	1,900	27,027
Union Tool Co.	1,600	47,834
Unipres Corp.	2,900	42,612
*Unitika, Ltd.	38,000	32,260
UNY Co., Ltd.	28,400	257,620
U-Shin, Ltd.	5,000	48,436
Ushio, Inc.	6,200	102,400
USS Co., Ltd.	660	45,199
Valor Co., Ltd.	5,500	44,589
VITAL KSK HOLDINGS, Inc.	7,300	43,532
#Wacoal Corp.	13,000	165,896

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Warabeya Nichiyo Co., Ltd.	2,700	$32,253
Watami Food Service Co., Ltd.	1,600	28,550
West Japan Railway Co.	23	83,601
Xebio Co., Ltd.	2,800	59,699
Yachiyo Bank, Ltd. (The)	2,100	45,282
Yahagi Construction Co., Ltd.	5,000	30,822
Yahoo! Japan Corp.	104	39,820
#Yakult Honsha Co., Ltd.	1,900	49,671
Yamada Denki Co., Ltd.	1,240	96,960
Yamagata Bank, Ltd.	24,000	103,988
Yamaguchi Financial Group, Inc.	22,000	220,289
Yamaha Corp.	23,500	287,428
*Yamaha Motor Co., Ltd.	18,200	268,503
Yamanashi Chuo Bank, Ltd.	22,000	96,731
Yamatake Corp.	4,800	119,668
Yamato Holdings Co., Ltd.	7,000	100,028
Yamato Kogyo Co., Ltd.	5,400	171,637
Yamazaki Baking Co., Ltd.	9,000	114,938
#Yamazen Co., Ltd.	13,000	56,276
Yaoko Co., Ltd.	900	25,932
#Yaskawa Electric Corp.	23,000	203,294
Yellow Hat, Ltd.	3,300	22,836
Yodogawa Steel Works, Ltd.	18,000	79,404
Yokogawa Bridge Holdings Corp.	7,000	50,939
*Yokogawa Electric Corp.	35,800	305,979
Yokohama Reito Co., Ltd.	7,000	50,176
Yokohama Rubber Co., Ltd.	32,000	149,464
Yomeishu Seizo Co., Ltd.	1,000	9,519
Yonekyu Corp.	3,500	33,002
#Yorozu Corp.	4,600	71,703
#Yoshinoya Holdings Co., Ltd.	64	66,942
*Yuasa Trading Co., Ltd.	40,000	41,431
*Yuki Gosei Kogyo Co., Ltd.	6,000	15,505
Yurtec Corp.	7,000	32,241
Yusen Air & Sea Service Co., Ltd.	2,400	36,515
Zeon Corp.	25,000	150,939
Zuken, Inc.	6,000	47,859

TOTAL JAPAN		121,026,225

MALAYSIA — (0.8%)
Aeon Co. Berhad	30,000	46,897
Affin Holdings Berhad	52,000	48,796
*Airasia Berhad	115,300	48,578
Alliance Financial Group Berhad	132,400	129,048
AMMB Holdings Berhad	122,400	190,049
*Axiata Group Berhad	148,725	181,143
*Bandar Raya Developments Berhad	35,000	19,470
Batu Kawan Berhad	27,600	92,532
Berjaya Corp. Berhad	97,000	51,547
Berjaya Land Berhad	19,000	25,251
*Berjaya Media Berhad	2,400	682
Berjaya Sports Toto Berhad	16,071	22,939
Boustead Holdings Berhad	35,140	39,264
British American Tobacco Malaysia Berhad	3,400	46,798
*Chemical Co. of Malaysia Berhad	26,300	18,390
CIMB Group Holdings Berhad	47,200	209,001
Dialog Group Berhad	193,779	64,836
Digi.Com Berhad	6,100	43,401
DRB-Hicom Berhad	140,000	48,818
*Eastern & Oriental Berhad	116,300	35,575
EON Capital Berhad	51,500	113,972

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Gamuda Berhad	140,400	$131,384
Genting Berhad	66,300	143,330
Genting Malaysia Berhad	48,400	43,693
Genting Plantations Berhad	33,300	70,626
Guiness Anchor Berhad	23,000	49,778
*Hap Seng Plantations Holdings Berhad	84,900	64,841
Hong Leong Bank Berhad	22,000	59,795
Hong Leong Financial Group Berhad	41,700	113,171
Hong Leong Industries Berhad	31,400	45,146
IGB Corp. Berhad	91,800	52,548
IJM Corp. Berhad	142,660	219,651
*IJM Land Berhad	143,000	103,362
IJM Plantations Berhad	80,200	63,179
IOI Corp. Berhad	50,026	84,912
*Keck Seng (Malaysia) Berhad	19,000	31,729
*Kinsteel Berhad	144,000	45,075
KLCC Property Holdings Berhad	52,600	52,971
*KNM Group Berhad	328,500	54,518
Kulim Malaysia Berhad	9,400	21,733
Lafarge Malayan Cement Berhad	33,600	70,846
*Landmarks Berhad	74,700	27,829
Lingkaran Trans Kota Holdings Berhad	39,000	37,360
Lion Industries Corp. Berhad	118,500	64,826
LPI Capital Berhad	5,300	24,967
*Mah Sing Group Berhad	89,280	48,111
Malayan Banking Berhad	39,150	93,473
Malaysia Airports Holdings Berhad	15,700	24,310
*Malaysian Airlines System Berhad	38,000	25,745
Malaysian Bulk Carriers Berhad	61,200	59,386
Malaysian Pacific Industries Berhad	2,600	5,561
*Malaysian Resources Corp. Berhad	349,350	169,647
Media Prima Berhad	38,000	27,147
*MISC Berhad	38,280	106,897
MMC Corp. Berhad	195,100	151,477
*Muhibbah Engineering Berhad	115,700	35,621
*Mulpha International Berhad	518,800	81,515
Nestle (Malaysia) Berhad	5,100	56,192
Oriental Holdings Berhad	25,400	48,236
*OSK Holdings Berhad	174,500	77,949
*OSK Ventures International Berhad	21,152	3,828
Parkson Holdings Berhad	29,391	53,297
Petronas Dagangan Berhad	17,100	48,492
Petronas Gas Berhad	14,200	44,370
Plus Expressways Berhad	51,300	55,180
*POS Malaysia Berhad	78,600	70,823
PPB Group Berhad	29,100	161,924
*Proton Holdings Berhad	52,800	79,015
RHB Capital Berhad	58,700	113,228
SapuraCrest Petroleum Berhad	99,700	71,245
*Sarawak Oil Palms Berhad	13,800	12,223
*Selangor Properties Berhad	24,800	27,190
Shell Refining Co. Federation of Malaysia Berhad	25,800	87,132
Sime Darby Berhad	29,200	80,002
SP Setia Berhad	42,600	55,922
Star Publications (Malaysia) Berhad	37,200	39,200
Sunrise Berhad	91,900	62,215
*Sunway City Berhad	62,000	75,484
*Sunway Holdings Berhad	100,300	47,706
*Ta Ann Holdings Berhad	23,600	42,080
*TA Enterprise Berhad	253,700	54,452
*TA Global Berhad (B3X17H6)	152,220	19,965

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*TA Global Berhad (B4LM6X7)	152,220	$15,204
*Tan Chong Motor Holdings Berhad	100,000	143,542
Telekom Malaysia Berhad	49,500	53,723
Tenaga Nasional Berhad	17,000	45,188
*Titan Chemicals Corp. Berhad	171,700	69,549
Top Glove Corp. Berhad	38,600	153,310
*Tradewinds (Malaysia) Berhad	34,700	34,980
*TSH Resources Berhad	54,700	32,884
*UEM Land Holdings Berhad	43,125	18,827
UMW Holdings Berhad	41,900	82,838
*Unisem (M) Berhad	88,000	94,803
United Plantations Berhad	11,300	49,985
Wah Seong Corp. Berhad	52,433	41,895
*WCT Berhad	59,400	54,469
YTL Corp. Berhad	50,370	116,765
YTL Power International Berhad	68,200	46,753
*Yu Neh Huat Berhad	98,751	54,569

TOTAL MALAYSIA		6,579,781

MEXICO — (0.9%)
Alfa S.A.B. de C.V. Series A	35,800	279,137
America Movil S.A.B. de C.V. Series L	6,700	17,239
America Movil S.A.B. de C.V. Series L ADR	6,800	350,064
*Axtel S.A.B. de C.V.	75,000	51,717
#Banco Compartamos S.A. de C.V.	26,500	149,910
*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	11,600	59,450
*Carso Infraestructura y Construccion S.A.B. de C.V.	98,440	63,962
*Cementos de Mexico S.A.B de C.V. Series B	206,648	246,556
*Cemex S.A.B. de C.V. Sponsored ADR	18,824	223,629
*Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	2,300	161,000
*Consorcio ARA S.A.B. de C.V.	102,900	71,039
*Corporacion GEO S.A.B. de C.V. Series B	38,000	120,337
Corporacion Moctezuma S.A.B. de C.V.	73,800	184,916
*Desarrolladora Homex S.A.B. de C.V.	28,600	138,491
Embotelladora Arca S.A.B. de C.V.	71,200	268,903
*Empresas ICA S.A.B. de C.V.	27,800	73,292
*Empresas ICA S.A.B. de C.V. Sponsored ADR	9,100	96,187
*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	6,300	298,179
*Gruma S.A.B. de C.V. ADR	500	3,660
*Gruma S.A.B. de C.V. Series B	14,000	25,812
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	23,700	44,831
*Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	7,300	258,493
*Grupo Aeroportuario del Sureste S.A.B. de C.V.	2,400	13,380
*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	221,360
Grupo Carso S.A.B. de C.V. Series A-1	25,400	92,917
*Grupo Cementos de Chihuahua S.A.B. de C.V.	1,100	3,892
Grupo Continental S.A.B. de C.V.	33,300	88,982
Grupo Elektra S.A. de C.V.	925	43,574
*Grupo Famsa S.A.B. de C.V.	20,700	37,996
Grupo Financiero Banorte S.A.B. de C.V.	151,400	608,686
Grupo Financiero Inbursa S.A.B. de C.V. Series O	55,106	185,697
Grupo Industrial Bimbo S.A.B. de C.V. Series A	39,300	313,928
*Grupo Lamosa S.A.B. de C.V.	33,900	37,170
Grupo Mexico S.A.B. de C.V. Series B	357,701	943,914
*Grupo Modelo S.A.B. de C.V. Series C	23,500	128,931
*Grupo Simec, S.A. de C.V.	20,200	56,504
Grupo Televisa S.A. de C.V.	1,100	4,577
Grupo Televisa S.A. de C.V. Sponsored ADR	6,800	141,304
*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	117,000	152,044
*Industrias CH S.A.B. de C.V. Series B	27,100	113,817
Industrias Penoles S.A.B. de C.V.	6,385	135,611

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
Kimberly Clark de Mexico S.A.B. de C.V. Series A	22,800	$132,275
*Megacable Holdings S.A.B. de C.V.	27,000	67,564
Mexichem S.A.B.de C.V.	100,618	288,478
*Organizacion Soriana S.A.B. de C.V. Series B	130,100	389,066
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	3,000	46,050
Telmex Internacional S.A.B. de C.V. ADR	5,000	95,500
TV Azteca S.A.B. de C.V. Series A	161,100	91,199
*Urbi Desarrollos Urbanos S.A.B. de C.V.	64,500	150,088
Wal-Mart de Mexico S.A.B. de C.V. Series V	45,200	105,729

TOTAL MEXICO		7,877,037

NETHERLANDS — (2.0%)
Aalberts Industries NV	9,103	148,305
Accell Group NV	691	31,249
*Aegon NV	27,702	193,748
#*Aegon NV ADR	74,494	522,948
*AFC Ajax NV	546	4,900
*Akzo Nobel NV	11,978	708,314
Akzo Nobel NV Sponsored ADR	500	29,550
Arcadis NV	5,239	113,292
ArcelorMittal NV	11,420	444,412
ArcelorMittal NV ADR	22,500	873,675
*ASM International NV	4,654	121,274
ASML Holding NV ADR	12,550	409,883
*B, Inc. Bank NV	3,740	52,312
Brunel International NV	3,554	130,398
*Crucell NV ADR	6,591	138,477
*CSM NV	2,320	74,971
*Draka Holding NV	1,372	26,781
Exact Holding NV	1,884	47,247
Fugro NV	9,371	609,990
Grontmij NV	946	22,019
*Heijmans NV	23	387
Heineken NV	14,758	688,133
Imtech NV	4,633	146,111
*ING Groep NV	213	1,880
*ING Groep NV Sponsored ADR	263,004	2,332,845
#*InnoConcepts NV	16,887	13,431
KAS Bank NV	973	16,316
Koninklijke Ahold NV	60,910	835,206
Koninklijke Ahold NV ADR	400	5,448
Koninklijke Bam Groep NV	13,968	104,709
#Koninklijke Boskalis Westminster NV	7,033	317,233
Koninklijke DSM NV	18,148	810,615
Koninklijke KPN NV	12,546	188,228
Koninklijke Philips Electronics NV	10,953	367,793
Koninklijke Ten Cate NV	3,177	86,692
Koninklijke Vopak NV	3,394	278,381
Mediq NV	3,645	67,591
Nutreco Holding NV	3,505	219,297
*Ordina NV	14,194	75,471
Philips Electronics NV ADR	60,425	2,014,570
*Randstad Holdings NV	13,545	686,311
Reed Elsevier NV	1,169	13,922
Reed Elsevier NV ADR	4,200	98,826
SBM Offshore NV	21,357	420,274
Sligro Food Group NV	1,113	37,452
*SNS Reaal Groep NV	9,935	57,414
*Super De Boer NV	11,242	—
Telegraaf Media Groep NV	3,910	80,212
TKH Group NV	3,826	80,162

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
TNT NV	37,839	$1,156,354
#*TomTom NV	10,159	81,380
Unilever NV	2,976	90,538
Unilever NV ADR	11,120	336,491
*Unit 4 Agresso NV	1,534	40,092
*USG People NV	8,135	143,323
Wavin NV	20,923	41,744
Wolters Kluwer NV	17,042	348,201

TOTAL NETHERLANDS		16,986,778

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	58,896	58,018
Auckland International Airport, Ltd.	99,134	144,130
Contact Energy, Ltd.	26,292	119,012
*Fisher & Paykel Appliances Holdings, Ltd.	56,324	26,173
Fisher & Paykel Healthcare Corp., Ltd.	22,714	58,003
Fletcher Building, Ltd.	65,656	398,469
Infratil, Ltd.	25,177	31,349
Mainfreight, Ltd.	14,201	67,253
*New Zealand Oil & Gas, Ltd.	47,124	52,930
*New Zealand Refining Co., Ltd.	6,367	17,294
Nuplex Industries, Ltd.	9,246	22,569
Port of Tauranga, Ltd.	20,130	102,263
Ryman Healthcare, Ltd.	48,303	75,241
Sanford, Ltd.	12,229	38,161
Sky City Entertainment Group, Ltd.	46,065	105,290
Sky Network Television, Ltd.	17,716	64,572
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	3,600	28,188
Tower, Ltd.	55,977	81,392
TrustPower, Ltd.	9,834	52,858
Vector, Ltd.	28,655	44,682
Warehouse Group, Ltd.	19,445	53,026

TOTAL NEW ZEALAND		1,640,873

NORWAY — (0.8%)
#Acergy SA	6,914	131,710
#*Aker ASA	796	20,794
Aker Kvaerner ASA	17,200	287,451
#*Aktiv Kapital ASA	1,101	7,799
#Atea ASA	8,000	65,523
*Austevoll Seafood ASA	6,160	49,021
*Blom ASA	4,800	6,223
Bonheur ASA	750	21,832
*BW Offshore, Ltd. ASA	12,000	19,609
*Cermaq ASA	9,312	103,595
*Copeinca ASA	2,400	20,379
*Deep Sea Supply PLC	11,000	22,433
#*DnB NOR ASA Series A	45,650	540,273
*DNO International ASA	107,000	158,633
#*DOF ASA	9,400	69,509
*Eitzen Chemical ASA	9,000	3,503
#Ekornes ASA	2,800	60,653
#Farstad Shipping ASA	400	10,822
Frontline, Ltd. ASA	640	23,342
Ganger Rolf ASA	2,050	55,178
Golar LNG, Ltd. (7139695)	500	6,514
Golar LNG, Ltd. (G9456A100)	2,507	32,566
#Kongsberg Gruppen ASA	2,160	42,486
#*Marine Harvest ASA	327,880	304,236
#*Norsk Hydro ASA	81,600	626,612
*Norsk Hydro ASA Sponsored ADR	800	6,136

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#*Norske Skogindustrier ASA Series A	23,500	$35,938
*Norwegian Air Shuttle ASA	8,400	189,698
*Norwegian Energy Co. ASA	3,975	11,100
Odfjell ASA Series A	2,716	21,214
#Orkla ASA	73,370	615,359
*Petroleum Geo-Services ASA	20,682	284,639
*Pronova BioPharma ASA	14,000	44,728
Prosafe ASA	7,400	41,265
*Prosafe Production Public, Ltd. ASA	24,500	61,496
#*Renewable Energy Corp. ASA	18,363	62,391
#*Schibsted ASA	6,697	166,186
#SeaDrill, Ltd. ASA	20,450	515,107
*Sevan Marine ASA	39,215	56,770
*Songa Offshore SE	3,000	13,759
SpareBanken 1 SMN	5,040	41,349
StatoilHydro ASA	8,400	203,110
StatoilHydro ASA Sponsored ADR	6,300	152,271
*Storebrand ASA	52,200	392,597
*Telenor ASA	17,600	250,203
*TGS Nopec Geophysical Co. ASA	14,100	270,233
#Tomra Systems ASA	16,200	77,712
#Veidekke ASA	6,564	54,926
#Wilh. Wilhelmsen ASA	4,070	98,158
Yara International ASA	6,362	220,758

TOTAL NORWAY		6,577,799

PHILIPPINES — (0.2%)
Aboitiz Equity Ventures, Inc.	96,000	35,994
Aboitiz Power Corp.	270,000	91,920
Ayala Corp. Series A	9,390	71,125
Ayala Land, Inc.	354,100	107,802
Banco de Oro Unibank, Inc.	82,800	77,585
Bank of the Philippine Islands	8,640	8,757
*Benpres Holdings Corp.	511,000	39,053
*China Banking Corp.	5,115	42,438
*Energy Development Corp.	404,000	48,448
First Philippines Holdings Corp.	75,400	93,259
Globe Telecom, Inc.	2,040	43,889
International Container Terminal Services, Inc.	134,600	85,253
Jollibee Foods Corp.	30,800	40,321
Manila Water Co, Inc.	100,000	34,154
*Megaworld Corp.	1,311,000	38,727
Metro Bank & Trust Co.	76,800	90,403
Philippine Long Distance Telephone Co. Sponsored ADR	1,000	56,240
*Philippine National Bank	29,000	19,973
*Rizal Commercial Banking Corp.	71,000	32,446
*Robinson’s Land Corp. Series B	210,000	71,200
Security Bank Corp.	72,100	95,965
SM Investments Corp.	8,040	71,372
*Union Bank Of Philippines	42,900	43,679
*Universal Robina Corp.	140,000	79,788

TOTAL PHILIPPINES		1,419,791

POLAND — (0.4%)
*Agora SA	7,427	65,615
Asseco Poland SA (5978953)	8,391	160,782
*Asseco Poland SA (B67R6N0)	419	8,087
*Bank Handlowy w Warszawie SA	3,331	91,238
*Bank Millennium SA	87,752	143,768
*Bank Pekao SA	988	56,299
*Bank Przemyslowo Handlowy BPH SA	1,218	29,258

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Bank Zackodni WBK SA	994	$73,004
*Bioton SA	252,387	18,779
*BOMI SA	4,816	24,331
*BRE Bank SA	310	29,431
Budimex SA	1,885	62,963
*Cersanit-Krasnystaw SA	14,940	82,275
*Ciech SA	1,628	18,058
*Echo Investment SA	73,042	113,042
*Emperia Holding SA	2,574	69,942
Eurocash SA	12,021	88,856
*Farmacol SA	2,588	37,363
*Getin Holdings SA	44,673	164,279
*Grupa Kety SA	1,179	46,997
*Grupa Lotos SA	9,797	108,928
*ING Bank Slaski SA	153	40,259
*Inter Cars SA	1,521	37,275
KGHM Polska Miedz SA	7,636	284,780
*Kredyt Bank SA	3,810	20,207
*LPP SA	54	33,766
*Mondi Packaging Paper Swiecie SA	1,538	37,770
Mostostal Siedlce SA	51,936	84,607
*Multimedia Polska SA	12,319	36,568
*Netia Holdings SA	27,046	45,048
NG2 SA	1,963	38,797
*Orbis SA	4,643	63,558
*PBG SA	323	25,831
*Polnord SA	2,012	28,482
*Polska Grupa Farmaceutyczna SA	1,918	29,797
*Polski Koncern Naftowy Orlen SA	51,919	683,887
Polskie Gornictwo Naftowe I Gazownictwo SA	21,044	24,812
Powszechna Kasa Oszczednosci Bank Polski SA	5,051	72,735
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	7,393	53,412
*Sygnity SA	4,962	28,082
*Synthos SA	105,358	62,914
Telekomunikacja Polska SA	10,054	54,679
TVN SA	5,494	35,266
Zaklady Azotowe Pulawy SA	1,298	29,344

TOTAL POLAND		3,345,171

PORTUGAL — (0.3%)
*Altri SGPS SA	12,618	75,789
Banco BPI SA	27,221	61,182
Banco Comercial Portugues SA	303,904	285,429
*Banco Espirito Santo SA	54,409	260,463
Brisa SA	20,337	144,165
Cimpor Cimentos de Portugal SA	36,874	267,435
Energias de Portugal SA	50,976	182,431
Energias de Portugal SA Sponsored ADR	100	3,550
*Finibanco Holdings SGPS SA	17,652	31,344
Galp Energia SGPS SA Series B	17,799	285,359
Jeronimo Martins SGPS SA	17,915	185,375
Mota-Engil SGPS SA	17,204	61,937
Portucel-Empresa Produtora de Pasta de Papel SA	30,214	80,846
Portugal Telecom SA	16,189	164,760
Redes Energeticas Nacionais SA	12,093	43,420
Sociedade de Investimento e Gestao SGPS SA	4,277	43,278
*Sonae Industria SGPS SA	18,463	56,420
Sonae SGPS SA	123,615	135,977
*Sonaecom SGPS SA	12,282	21,556
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	21,828	96,165

TOTAL PORTUGAL		2,486,881

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
RUSSIA — (0.7%)
*Comstar United Telesystems OJSC GDR	4,400	$28,768
*Gazprom OAO Sponsored ADR	83,871	1,925,361
*Lukoil OAO Sponsored ADR	11,372	639,665
*Magnitogorsk Iron & Steel Works Sponsored GDR	9,100	122,905
*MMC Norilsk Nickel JSC ADR	7,300	137,785
*Novolipetsk Steel OJSC GDR	1,400	50,419
*Polymetal GDR	4,300	44,803
*Rosneft Oil Co. GDR	22,100	176,864
*RusHydro Sponsored ADR	213,796	1,225,108
*Severstal OAO GDR	16,400	220,644
*Surgutneftegaz Sponsored ADR	54,700	517,699
*Tatneft Sponsored ADR	19,500	587,970
*TMK OAO GDR	2,300	47,402
*Uralkali Sponsored GDR	5,600	119,277
*VTB Bank OJSC GDR	9,300	49,596
*X5 Retail Group NV GDR	1,681	59,710

TOTAL RUSSIA		5,953,976

SINGAPORE — (1.2%)
*Abterra, Ltd.	800,000	37,069
Allgreen Properties, Ltd.	158,000	144,027
*Asia Food & Properties, Ltd.	259,000	117,780
Asia Pacific Breweries, Ltd.	2,000	20,591
*ASL Marine Holdings, Ltd.	21,000	14,090
*Banyan Tree Holdings, Ltd.	54,000	31,293
Bonvests Holdings, Ltd.	22,000	15,926
Bukit Sembawang Estates, Ltd.	15,000	52,371
CapitaLand, Ltd.	104,500	282,278
Cerebos Pacific, Ltd.	9,000	24,566
China Aviation Oil Singapore Corp., Ltd.	28,000	32,829
China Merchants Holdings Pacific, Ltd.	4,000	2,087
#*China XLX Fertiliser, Ltd.	83,000	35,479
City Developments, Ltd.	41,000	314,985
Comfortdelgro Corp., Ltd.	90,000	102,244
#Cosco Corp. Singapore, Ltd.	93,000	116,275
Creative Technology Co., Ltd.	16,100	60,132
CSE Global, Ltd.	59,000	44,771
CWT, Ltd.	40,000	28,032
DBS Group Holdings, Ltd.	70,500	776,275
*Ezion Holdings, Ltd.	44,000	22,131
#Ezra Holdings, Ltd.	46,000	68,721
*First Resources, Ltd.	104,000	83,487
Fraser & Neave, Ltd.	125,000	444,167
*Golden Agri-Resources, Ltd.	574,000	242,471
Goodpack, Ltd.	40,000	48,672
Guocoland, Ltd.	26,000	44,047
Hi-P International, Ltd.	201,000	98,129
Ho Bee Investment, Ltd.	102,000	122,712
*Hong Fok Corp., Ltd.	91,000	40,479
Hong Leong Asia, Ltd.	42,000	145,615
Hotel Grand Central, Ltd.	30,000	18,580
Hotel Properties, Ltd.	25,000	41,576
HTL International Holdings, Ltd.	66,000	38,705
#Hyflux, Ltd.	24,000	60,247
*Indofood Agri Resources, Ltd.	94,000	160,926
Jardine Cycle & Carriage, Ltd.	7,000	153,910
#Jaya Holdings, Ltd.	54,000	29,831
Keppel Corp., Ltd.	30,000	212,864
Keppel Land, Ltd.	56,000	150,930
Keppel Telecommunications & Transportation, Ltd.	10,000	9,951
Kim Eng Holdings, Ltd.	47,000	70,037

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
#KS Energy Services, Ltd.	41,000	$40,850
Lee Kim Tah Holdings, Ltd.	18,000	6,577
Low Keng Huat Singapore, Ltd.	91,000	30,800
M1, Ltd.	31,000	48,088
*MCL Land, Ltd.	37,000	60,215
Metro Holdings, Ltd.	76,000	46,134
Midas Holdings, Ltd.	63,000	47,575
Neptune Orient Lines, Ltd.	120,000	188,233
NSL, Ltd.	12,000	13,688
*Oceanus Group, Ltd.	40,000	11,202
#Olam International, Ltd.	66,000	124,534
*Orchard Parade Holdings, Ltd.	28,000	22,732
*Otto Marine, Ltd.	53,000	18,322
#*Overseas Union Enterprise, Ltd.	4,000	49,974
Overseas-Chinese Banking Corp., Ltd.	92,208	585,604
Pan Pacific Hotels Group, Ltd.	49,000	55,544
*Parkway Holdings, Ltd.	104,000	254,567
Petra Foods, Ltd.	2,000	1,670
Raffles Education Corp., Ltd.	126,928	33,747
SBS Transit, Ltd.	11,500	15,712
*SC Global Developments, Ltd.	41,000	50,987
SembCorp Industries, Ltd.	84,000	255,494
SembCorp Marine, Ltd.	16,000	48,960
Singapore Airlines, Ltd.	23,000	252,510
Singapore Airport Terminal Services, Ltd.	67,870	138,151
Singapore Exchange, Ltd.	18,000	106,717
Singapore Land, Ltd.	29,000	142,034
Singapore Post, Ltd.	50,000	39,562
Singapore Press Holdings, Ltd.	33,000	98,568
Singapore Technologies Engineering, Ltd.	22,000	50,529
Singapore Telecommunications, Ltd.	212,000	467,627
*Sinomem Technology, Ltd.	68,000	29,089
SMRT Corp., Ltd.	69,000	114,559
Stamford Land Corp., Ltd.	47,000	17,998
StarHub, Ltd.	22,000	37,342
Straits Asia Resources, Ltd.	19,000	27,839
*Super Coffeemix Manufacturing, Ltd.	85,000	52,987
Tat Hong Holdings, Ltd.	53,000	41,671
United Engineers, Ltd.	10,000	18,640
United Industrial Corp., Ltd.	82,000	124,083
United Overseas Bank, Ltd.	34,000	497,417
UOB-Kay Hian Holdings, Ltd.	68,000	86,668
UOL Group, Ltd.	87,000	241,492
Venture Corp., Ltd.	41,000	293,306
WBL Corp., Ltd.	16,000	56,963
Wheelock Properties, Ltd.	29,000	40,799
Wilmar International, Ltd.	34,000	170,716
Wing Tai Holdings, Ltd.	39,000	51,214
*Yangzijiang Shipbuilding Holdings, Ltd.	138,000	134,054
#*Yanlord Land Group, Ltd.	71,000	87,687

TOTAL SINGAPORE		9,992,719

SOUTH AFRICA — (1.7%)
ABSA Group, Ltd.	26,721	506,332
Adcock Ingram Holdings, Ltd.	15,751	124,649
Adcorp Holdings, Ltd.	2,356	8,457
*Advtech, Ltd.	34,107	28,034
*Aeci, Ltd.	21,114	191,743
Afgri, Ltd.	106,485	98,464
African Bank Investments, Ltd.	91,704	436,249
*African Oxygen, Ltd.	18,017	56,500

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
African Rainbow Minerals, Ltd.	11,320	$299,285
*Allied Electronics Corp., Ltd.	8,984	33,864
Allied Technologies, Ltd.	9,221	88,573
*Anglo American Platinum Corp., Ltd.	117	12,758
AngloGold Ashanti, Ltd.	2,804	116,689
AngloGold Ashanti, Ltd. Sponsored ADR	500	20,930
*ArcelorMittal South Africa, Ltd.	11,360	129,871
*Aspen Pharmacare Holdings, Ltd.	16,002	179,555
Astral Foods, Ltd.	6,105	91,715
Aveng, Ltd.	64,885	325,481
AVI, Ltd.	29,073	94,523
Barloworld, Ltd.	31,454	208,539
Bidvest Group, Ltd.	7,304	133,900
Business Connexion Group	3,239	2,694
Capitec Bank Holdings, Ltd.	6,899	94,784
*Cashbuild, Ltd.	2,360	23,482
Caxton & CTP Publishers & Printers, Ltd.	3,193	6,395
*Cipla Medpro South Africa, Ltd.	86,343	65,360
Clicks Group, Ltd.	22,044	91,657
*Coronation Fund Managers, Ltd.	7,900	12,208
Data Tec, Ltd.	23,927	109,363
Dimension Data Holdings P.L.C.	7,211	10,037
Discovery Holdings, Ltd.	34,488	166,835
Distell Group, Ltd.	1,845	16,571
*Distribution & Warehousing Network, Ltd.	53,514	58,160
*Durban Roodeport Deep, Ltd.	84,168	43,476
Exxaro Resources, Ltd.	16,613	275,191
FirstRand, Ltd.	85,805	235,749
Foschini, Ltd.	24,805	227,904
Gold Fields, Ltd.	4,836	64,404
Gold Fields, Ltd. Sponsored ADR	52,900	710,976
*Gold Reef Resorts, Ltd.	23,560	58,437
Grindrod, Ltd.	44,962	99,387
*Group Five, Ltd.	6,846	34,335
Harmony Gold Mining Co., Ltd.	5,445	53,076
Harmony Gold Mining Co., Ltd. Sponsored ADR	51,510	503,253
*Highveld Steel and Vanadium Corp., Ltd.	4,215	46,956
Hudaco Industries, Ltd.	4,292	42,866
Illovo Sugar, Ltd.	35,655	140,290
Impala Platinum Holdings, Ltd.	6,571	184,282
Imperial Holdings, Ltd.	23,311	311,939
Investec, Ltd.	19,085	160,117
JD Group, Ltd.	23,807	143,460
JSE, Ltd.	15,052	145,633
Kumba Iron Ore, Ltd.	296	13,948
Lewis Group, Ltd.	8,794	73,307
Liberty Holdings, Ltd.	19,531	200,895
Massmart Holdings, Ltd.	5,066	75,290
Medi-Clinic Corp., Ltd.	36,714	132,230
Merafe Resources, Ltd.	103,969	25,404
*Metorex, Ltd.	16,362	9,292
*Metropolitan Holdings, Ltd.	75,198	169,782
Mondi, Ltd.	21,540	150,938
Mr. Price Group, Ltd.	13,969	79,355
*MTN Group, Ltd.	19,519	284,767
Murray & Roberts Holdings, Ltd.	24,297	137,416
*Mvelaphanda Group, Ltd.	84,677	102,325
Nampak, Ltd.	58,602	143,984
Naspers, Ltd. Series N	12,051	485,294
Nedbank Group, Ltd.	17,042	307,865
Network Healthcare Holdings, Ltd.	82,943	152,279

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Northam Platinum, Ltd.	21,659	$153,328
*Omnia Holdings, Ltd.	4,787	41,996
Palabora Mining Co., Ltd.	1,699	29,811
*Peregrine Holdings, Ltd.	49,359	85,703
Pick’n Pay Stores, Ltd.	14,103	79,150
*Platmin, Ltd.	57,914	71,837
Pretoria Portland Cement Co., Ltd.	26,368	118,971
PSG Group, Ltd.	3,003	11,416
Rainbow Chicken, Ltd.	20,814	44,500
*Raubex Group, Ltd.	2,707	8,437
Reunert, Ltd.	23,260	180,909
Sanlam, Ltd.	163,977	533,706
Santam, Ltd.	3,905	54,673
*Sappi, Ltd.	53,505	223,362
*Sappi, Ltd. Sponsored ADR	23,342	98,503
Sasol, Ltd. Sponsored ADR	12,422	504,954
Shoprite Holdings, Ltd.	9,883	104,397
*Simmer & Jack Mines, Ltd.	203,666	36,704
Spar Group, Ltd. (The)	13,033	134,899
Standard Bank Group, Ltd.	48,258	733,749
Steinhoff International Holdings, Ltd.	204,959	560,765
*Sun International, Ltd.	4,923	62,313
Telkom South Africa, Ltd.	19,459	96,684
*Telkom South Africa, Ltd. Sponsored ADR	1,800	36,144
Tiger Brands, Ltd.	6,797	172,120
*Tongaat-Hulett, Ltd.	12,018	168,063
Trencor, Ltd.	19,453	84,033
Truworths International, Ltd.	13,658	97,105
Vodacom Group Pty, Ltd.	6,820	52,207
Wilson Bayly Holme-Ovcon, Ltd.	3,714	60,138
Woolworths Holdings, Ltd.	37,736	116,900

TOTAL SOUTH AFRICA		14,627,236

SOUTH KOREA — (3.0%)
Amorepacific Corp.	70	52,871
*Asiana Airlines, Inc.	13,650	72,562
Bing Grae Co., Ltd.	1,160	51,358
Busan Bank	22,580	240,308
Cheil Industrial, Inc.	7,300	523,301
Cheil Worldwide, Inc.	386	121,545
Chong Kun Dang Pharmaceutical Corp.	3,530	57,141
CJ CGV Co., Ltd.	4,090	85,772
CJ Cheiljedang Corp.	872	173,404
CJ Corp.	1,942	112,222
Daeduck Electronics Co., Ltd.	11,360	60,802
Daeduck Industries Co., Ltd.	4,570	45,603
Daegu Bank Co., Ltd.	16,330	215,838
Daekyo Co., Ltd.	10,840	57,007
Daelim Industrial Co., Ltd.	4,107	233,267
Daewoo Engineering & Construction Co., Ltd.	22,020	204,856
Daewoo International Corp.	4,836	153,220
*Daewoo Motor Sales Corp.	2,111	4,449
*Daewoo Securities Co., Ltd.	14,460	271,572
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,380	102,226
*Daewoong Pharmaceutical Co., Ltd.	552	24,510
*Daishin Securities Co., Ltd.	8,650	115,121
Daou Technology, Inc.	12,540	103,486
Dong-A Pharmaceutical Co., Ltd.	421	41,500
*Dongbu HiTek Co., Ltd.	5,940	44,730
Dongbu Insurance Co., Ltd.	5,040	158,996
Dongbu Steel Co., Ltd.	4,740	43,705

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Dongkuk Steel Mill Co., Ltd.	6,070	$126,908
Doosan Construction & Engineering Co., Ltd.	7,860	38,632
Doosan Corp.	1,023	111,724
Doosan Heavy Industries & Construction Co., Ltd.	556	40,778
*Doosan Infracore Co., Ltd.	5,400	107,286
E1 Corp.	357	19,729
*Eugene Investment & Securities Co., Ltd.	68,780	50,415
Fursys, Inc.	2,660	66,513
GS Engineering & Construction Corp.	2,683	202,806
GS Holdings Corp.	7,870	273,747
Halla Climate Control Corp.	4,010	53,828
Halla Engineering & Construction Corp.	3,187	50,628
Hana Financial Group, Inc.	13,820	429,854
Hanil Cement Manufacturing Co., Ltd.	445	27,946
Hanjin Heavy Industries & Construction Co., Ltd.	3,210	79,450
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	1,540	17,673
*Hanjin Shipping Co., Ltd.	8,048	235,990
*Hanjin Shipping Holdings Co., Ltd.	1,551	27,397
Hanjin Transportation Co., Ltd.	1,120	34,715
Hankook Tire Manufacturing Co., Ltd.	14,050	313,996
Hanmi Pharm Co., Ltd.	295	22,668
Hansol Paper Co., Ltd.	2,610	26,566
Hanwha Chemical Corp.	10,660	160,369
Hanwha Corp.	3,830	141,635
*Hanwha Non-Life Insurance Co., Ltd.	4,460	39,384
*Hanwha Securities Co., Ltd.	7,429	48,056
Hite Brewery Co., Ltd.	434	51,068
Hite Holdings Co., Ltd.	2,219	49,471
*HMC Investment Securities Co., Ltd.	3,246	58,294
Honam Petrochemical Corp.	2,578	334,207
Hotel Shilla Co., Ltd.	5,490	110,082
*Hynix Semiconductor, Inc.	25,300	640,355
Hyosung T & C Co., Ltd.	3,171	225,086
*Hyundai Corp.	1,340	28,099
Hyundai Department Store Co., Ltd.	2,353	210,335
Hyundai Development Co.	7,517	185,447
Hyundai Elevator Co., Ltd.	776	33,883
Hyundai Engineering & Construction Co., Ltd.	957	46,218
Hyundai H & S Co., Ltd.	1,160	100,369
Hyundai Heavy Industries Co., Ltd.	347	78,536
Hyundai Hysco	3,150	53,728
*Hyundai Marine & Fire Insurance Co., Ltd.	7,680	141,439
Hyundai Merchant Marine Co., Ltd.	7,640	186,462
Hyundai Mipo Dockyard Co., Ltd.	1,623	228,524
Hyundai Mobis	1,684	279,504
Hyundai Motor Co., Ltd.	6,212	757,597
*Hyundai Securities Co.	21,890	255,875
Hyundai Steel Co.	6,010	490,110
*Iljin Electric Co., Ltd.	5,010	44,214
Industrial Bank of Korea, Ltd.	12,210	169,794
Jeonbuk Bank, Ltd.	11,880	73,192
Kangwon Land, Inc.	8,480	131,535
KB Financial Group, Inc. ADR	13,412	654,506
KCC Corp.	680	191,169
Kia Motors Corp.	26,610	649,282
KISCO Corp.	222	7,232
KISWIRE, Ltd.	1,872	60,898
Kolon Engineering & Construction Co., Ltd.	5,710	23,188
Kolon Industries, Inc. (6496539)	691	19,386
*Kolon Industries, Inc. (B5TVWD5)	1,778	80,195
*Korea Electric Power Corp. Sponsored ADR	4,700	70,688

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Korea Exchange Bank	19,130	$233,492
*Korea Express Co., Ltd.	995	55,827
Korea Gas Corp.	1,777	71,588
*Korea Investment Holdings Co., Ltd.	5,420	158,263
Korea Iron & Steel Co., Ltd.	67	3,527
*Korea Komho Petrochemical Co., Ltd.	3,120	103,656
*Korea Line Corp.	1,224	65,507
Korea Reinsurance Co., Ltd.	9,435	82,273
Korea Zinc Co., Ltd.	1,269	220,893
*Korean Air Co., Ltd.	5,532	347,327
KP Chemical Corp.	5,660	47,769
KT Corp. Sponsored ADR	2,700	61,020
KT&G Corp.	1,192	60,083
*KTB Securities Co., Ltd.	8,400	28,219
*Kumho Electric Co., Ltd.	1,020	50,705
*Kumho Industrial Co., Ltd.	4,330	16,075
*Kumho Tire Co., Inc.	11,740	38,298
Kwang Dong Pharmaceutical Co., Ltd.	15,340	39,981
Kyeryong Construction Industrial Co., Ltd.	1,200	16,820
*Kyobo Securities Co., Ltd.	2,560	22,601
LG Chemical, Ltd.	757	191,427
LG Corp.	3,159	215,395
LG Display Co., Ltd. ADR	14,700	310,170
LG Electronics, Inc.	1,665	181,547
LG Fashion Corp.	1,620	38,444
LG Hausys, Ltd.	102	8,555
LG Household & Healthcare Co., Ltd.	408	111,481
*LG Innotek Co., Ltd.	132	20,406
LG International Corp.	3,020	88,788
*LG Life Sciences, Ltd.	1,620	62,704
LG Telecom, Ltd.	13,350	100,698
LIG Insurance Co., Ltd.	3,960	78,647
Lotte Chilsung Beverage Co., Ltd.	133	102,537
Lotte Confectionary Co., Ltd.	99	109,352
Lotte Midopa Co., Ltd.	3,520	36,250
Lotte Shopping Co., Ltd.	859	243,639
LS Corp.	1,180	96,242
LS Industrial Systems Co., Ltd.	780	51,369
*LS Networks Co., Ltd.	1,880	14,774
Macquarie Korea Infrastructure Fund	19,424	83,592
Meritz Fire Marine Insurance Co., Ltd.	11,480	74,317
*Meritz Securities Co., Ltd.	69,570	68,893
*Mirae Asset Securities Co., Ltd.	1,957	97,140
Namhae Chemical Corp.	3,350	49,477
Namyang Dairy Products Co., Ltd.	98	47,099
NCsoft Corp.	850	126,374
*NH Investment & Securities Co., Ltd.	8,211	75,162
*NHN Corp.	450	75,025
Nong Shim Co., Ltd.	439	84,554
OCI Co., Ltd.	284	53,853
*ON*Media Corp.	22,720	68,535
ORION Corp.	486	127,365
Ottogi Corp.	244	30,536
Pacific Corp.	292	33,564
Poongsan Corp.	1,110	26,701
POSCO ADR	7,044	790,055
S&T Dynamics Co., Ltd.	3,180	45,360
S1 Corp.	658	28,101
*Saehan Industries, Inc.	104,600	98,739
Samchully Co., Ltd.	210	21,343
Samsung Card Co., Ltd.	2,855	141,736

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Samsung Corp.	3,348	$158,316
Samsung Electro-Mechanics Co., Ltd.	6,270	791,675
Samsung Electronics Co., Ltd.	1,945	1,478,859
Samsung Engineering Co., Ltd.	662	63,798
Samsung Fine Chemicals Co., Ltd.	1,870	89,488
Samsung Fire & Marine Insurance, Ltd.	299	55,274
Samsung Heavy Industries Co., Ltd.	1,040	23,866
Samsung SDI Co., Ltd.	5,090	678,116
*Samsung Securities Co., Ltd.	4,796	264,805
Samsung Techwin Co., Ltd.	1,520	120,831
Samyang Corp.	1,810	66,428
Seah Besteel Corp.	1,820	26,913
Shinhan Financial Group Co., Ltd.	2,830	120,382
Shinhan Financial Group Co., Ltd. ADR	6,180	526,165
Shinsegae Co., Ltd.	111	50,891
Sindo Ricoh Co., Ltd.	590	27,529
*SK Chemicals Co., Ltd.	1,590	73,896
SK Co., Ltd.	3,005	236,302
SK Energy Co., Ltd.	2,363	257,465
SK Gas Co., Ltd.	560	21,140
SK Networks Co., Ltd.	8,560	85,195
SK Telecom Co., Ltd.	191	29,807
SK Telecom Co., Ltd. ADR	2,400	44,424
SKC Co., Ltd.	2,090	38,361
S-Oil Corp.	1,827	93,128
*Ssangyong Cement Industry Co., Ltd.	4,260	24,498
*STX Corp.	3,714	63,665
STX Engine Co., Ltd.	2,110	42,212
STX Offshore & Shipbuilding Co., Ltd.	4,940	59,716
STX Pan Ocean Co., Ltd.	10,200	120,125
*Sunkyong Securities Co., Ltd.	15,120	32,461
Tae Kwang Industrial Co., Ltd.	45	30,415
Taeyoung Engineering & Construction	9,530	41,274
*Tai Han Electric Wire Co., Ltd.	3,780	37,661
*Tong Yang Securities, Inc.	13,340	114,223
Woongjin Coway Co., Ltd.	2,960	97,467
*Woongjin Holdings Co., Ltd.	1,870	17,888
*Woori Finance Holdings Co., Ltd. ADR	1,200	58,380
*Woori Investment & Securities Co., Ltd.	12,680	185,291
Youngone Corp. (6150493)	2,034	59,964
Youngone Corp. (B622C10)	8,136	69,012
Youngpoong Corp.	159	86,219
Yuhan Corp.	742	107,161

TOTAL SOUTH KOREA		25,544,589

SPAIN — (1.9%)
Abengoa SA	5,851	142,299
Abertis Infraestructuras SA	18,925	329,582
Acciona SA	3,096	306,878
Acerinox SA	18,950	377,253
Actividades de Construccion y Servicios SA	9,111	413,146
Almirall SA	4,936	53,460
Antena 3 de Television SA	11,791	109,146
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	146,546	1,924,149
Banco de Sabadell SA	70,828	359,373
Banco de Valencia SA	15,047	87,728
Banco Espanol de Credito SA	10,482	107,404
Banco Guipuzcoano SA	11,823	88,204
Banco Pastor SA	19,905	108,464
Banco Popular Espanol SA	75,965	537,875
Banco Santander SA	200,628	2,551,058

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Banco Santander SA Sponsored ADR	159,655	$1,970,143
*Bankinter SA	34,895	257,614
*Baron de Ley SA	155	7,478
#Bolsas y Mercados Espanoles SA	8,287	229,134
*Campofrio Food Group SA	3,061	27,989
Cementos Portland Valderrivas SA	710	16,299
*Cia Espanola de Petroleos SA	1,208	34,179
Cintra Concesiones de Infraestructuras de Transporte SA	51,510	453,670
Construcciones y Auxiliar de Ferrocarriles SA	91	49,915
*Corporacion Dermoestetica SA	2,321	8,457
Criteria Caixacorp SA	31,481	156,998
Duro Felguera SA	7,573	84,285
Ebro Puleva SA	10,600	197,393
*EDP Renovaveis SA	6,569	46,700
Elecnor SA	4,850	71,986
Enagas SA	12,546	251,606
Faes Farma SA	15,321	62,932
Fomento de Construcciones y Contratas SA	6,773	221,638
Gamesa Corp. Tecnologica SA	5,946	73,064
Gas Natural SDG SA	16,932	289,077
Gestevision Telec, Inc. SA	9,193	130,717
Grifols SA	5,464	69,175
Grupo Catalana Occidente SA	5,209	105,000
*Grupo Empresarial Ence SA	18,062	66,088
Iberdrola Renovables SA	41,924	162,532
Iberdrola SA	38,727	307,339
*Iberia Lineas Aereas de Espana SA	10,239	34,229
Indra Sistemas SA	3,869	77,562
Industria de Diseno Textil SA	2,944	182,214
*La Seda de Barcelona SA	20,982	9,511
Mapfre SA	42,639	139,563
*Natraceutical SA	6,210	3,863
*NH Hoteles SA	15,587	71,793
Obrascon Huarte Lain SA	1,041	29,607
Pescanova SA	1,666	47,588
*Promotora de Informaciones SA	6,883	28,602
Prosegur Cia de Seguridad SA	876	40,646
*Realia Business SA	32,703	78,384
Red Electrica Corporacion SA	4,437	210,223
Repsol YPF SA Sponsored ADR	32,718	767,237
#*Sacyr Vallehermoso SA	10,921	83,325
Sol Melia SA	3,279	27,261
*SOS Corp. Alimentaria SA	4,478	11,897
*Tecnicas Reunidas SA	1,387	84,168
*Telecomunicaciones y Energia SA	11,185	42,936
Telefonica SA Sponsored ADR	10,475	709,996
Tubacex SA	15,121	58,234
Tubos Reunidos SA	3,357	9,221
Vidrala SA	1,196	29,781
Viscofan SA	6,063	163,937
*Vocento SA	1,129	6,804
Zardoya Otis SA	5,243	81,861
*Zeltia SA	8,127	40,726

TOTAL SPAIN		15,918,596

SWEDEN — (1.8%)
Aarhuskarlshamn AB	1,833	46,144
AF AB	1,031	32,970
Alfa Laval AB	13,757	204,986
Assa Abloy AB Series B	9,620	221,809
Atlas Copco AB Series A	3,600	57,903

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Atlas Copco AB Series B	4,000	$57,947
Axfood AB	2,200	62,860
Axis Communications AB	3,800	61,046
B&B Tools AB	1,800	29,212
BE Group AB	8,504	60,807
*Bilia AB Series A	3,150	42,734
*Billerud AB	10,000	78,465
*Biovitrum AB	15,354	88,434
Boliden AB	37,508	516,053
Bure Equity AB	6,288	24,065
Cardo AB	1,400	45,014
Clas Ohlson AB Series B	4,200	74,167
*D. Carnegie & Co. AB	4,000	—
*East Capital Explorer AB	2,410	28,013
Electrolux AB Series B	34,257	881,047
Elekta AB Series B	6,495	168,669
*Eniro AB	16,444	47,220
G & L Beijer AB Series B	1,454	40,259
Getinge AB	9,229	206,298
*Gunnebo AB	11,036	47,023
Hakon Invest AB	9,006	154,496
*Haldex AB	6,800	74,113
Hennes & Mauritz AB Series B	4,343	277,121
Hexagon AB	19,432	308,275
*Hexpol AB	1,534	20,352
*HIQ International AB	2,817	13,565
Hoganas AB Series B	2,100	62,686
Holmen AB	8,144	205,390
*HQ AB	274	4,662
*Husqvarna AB Series A	7,050	52,030
*Husqvarna AB Series B	45,333	336,378
Industrial & Financial Systems AB Series B	3,666	39,592
Intrum Justitia AB	6,567	77,549
*JM AB	11,904	191,773
Lindab International AB	6,200	69,777
*Loomis AB	6,595	75,039
*Lundin Petroleum AB	29,877	181,689
*Meda AB Series A	30,998	297,303
*Micronic Mydata AB	9,490	18,128
Modern Times Group AB Series B	5,064	308,359
*Munters AB	9,072	63,688
NCC AB Series B	9,442	145,627
New Wave Group AB Series B	5,904	31,394
NIBE Industrier AB	5,028	58,313
*Nobia AB	25,146	129,823
Nolato AB Series B	3,860	39,574
Nordea Bank AB	145,566	1,420,176
Oriflame Cosmetics SA	1,675	94,913
*Pa Resources AB	17,272	44,339
Peab AB Series B	20,582	125,030
*Q-Med AB	2,528	27,139
Ratos AB	11,684	365,641
*Rezidor Hotel Group AB	8,800	40,746
*rnb Retail & Brands AB	21,322	29,474
*Rottneros AB	326,457	35,502
*Saab AB	2,770	42,869
Sandvik AB	12,296	176,237
#*SAS AB	128,142	22,712
#*SAS AB	384,426	67,935
*Seco Tools AB	2,812	40,510
Securitas AB Series B	26,189	275,791

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
*Skandinaviska Enskilda Banken AB Series A	46,556	$317,360
Skanska AB Series B	15,826	262,226
SKF AB Series A	1,000	20,086
SKF AB Series B	11,460	228,604
SSAB AB Series A	23,406	409,841
#SSAB AB Series B	10,781	167,528
Svenska Cellulosa AB Series B	44,694	582,359
Svenska Handelsbanken AB Series A	22,249	623,894
*Swedbank AB Series A	47,569	512,175
Swedish Match AB	3,800	86,145
Tele2 AB Series B	21,576	364,632
Telefonaktiebolaget LM Ericsson AB	37,411	431,743
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	83,700	962,550
#TeliaSonera AB	96,039	658,269
#*Trelleborg AB Series B	34,926	252,688
#Volvo AB Series A	16,161	196,246
Volvo AB Series B	46,957	582,569
Volvo AB Sponsored ADR	1,200	14,952

TOTAL SWEDEN		15,842,722

SWITZERLAND — (4.2%)
ABB, Ltd. AG	25,613	491,296
ABB, Ltd. AG Sponsored ADR	43,600	835,376
Acino Holding AG	363	53,069
*Actelion, Ltd. AG	2,739	111,087
Adecco SA	15,663	921,265
*Advanced Digital Broadcast Holdings SA	855	33,064
*AFG Arbonia-Forster Holding AG	1,415	36,173
Allreal Holding AG	591	68,623
Aryzta AG	12,469	476,436
*Ascom Holding AG	4,227	46,347
Bachem Holdings AG	353	22,344
Baloise Holding AG	7,308	575,443
Bank Coop AG	1,724	112,031
*Bank Sarasin & Cie AG Series B	3,394	132,017
Banque Cantonale de Geneve SA	54	11,709
Banque Cantonale Vaudoise AG	451	198,333
Banque Privee Edmond de Rothschild SA	1	24,294
Barry Callebaut AG	251	158,339
*Basilea Pharmaceutica AG	441	32,223
Basler Kantonalbank AG	877	107,072
Belimo Holdings AG	16	19,292
*Bell Holding AG	22	33,147
Bellevue Group AG	871	30,737
Berner Kantonalbank AG	416	92,806
BKW FMB Energie AG	849	56,568
*Bobst Group AG	862	34,229
Bossard Holding AG	419	29,529
Bucher Industries AG	542	66,396
Burckhardt Compression Holding AG	319	60,931
Centralschweizerische Kraftwerke AG	106	32,552
Charles Voegele Holding AG	1,209	56,256
Cie Financiere Tradition SA	346	38,594
*Clariant AG	34,594	477,300
Coltene Holding AG	378	19,992
Compagnie Financiere Richemont SA Series A	25,724	948,803
Conzzeta AG	35	61,498
Credit Suisse Group AG	43,068	1,976,725
Credit Suisse Group AG Sponsored ADR	28,818	1,316,983
Daetwyler Holding AG	1,121	71,627
*Dufry AG	2,037	174,222

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
EFG International AG	7,550	$126,667
EGL AG	81	61,373
Emmi AG	576	89,705
EMS-Chemie Holding AG	886	118,479
Energiedienst Holding AG	756	38,060
Flughafen Zuerich AG	376	123,680
Forbo Holding AG	181	75,124
#Galenica Holding AG	175	68,054
*GAM Holdings, Ltd. AG	12,522	155,542
Geberit AG	1,952	346,425
George Fisher AG	535	189,187
Givaudan SA	816	710,064
Gurit Holding AG	45	24,789
Helvetia Holding AG	658	201,059
*Holcim, Ltd. AG	31,260	2,329,452
Implenia AG	800	23,011
*Interroll-Holding SA	2	655
*Julius Baer Group, Ltd. AG	11,031	379,116
Kaba Holding AG	177	50,265
*Kardex AG	1,417	51,691
Komax Holding AG	280	22,374
Kudelski SA	5,048	150,945
Kuehne & Nagel International AG	3,286	343,878
Kuoni Reisen Holding AG	295	104,576
*Liechtensteinische Landesbank AG	835	63,318
*LifeWatch AG	1,152	18,913
Lindt & Spruengli AG	5	130,051
#*Logitech International SA	16,764	273,678
Lonza Group AG	5,284	412,344
Luzerner Kantonalbank AG	278	78,165
Metall Zug AG	27	75,148
*Meyer Burger Technology AG	1,220	29,897
*Micronas Semiconductor Holding AG	4,900	27,148
Mobimo Holding AG	558	94,929
Nestle SA	33,903	1,658,905
Nobel Biocare Holding AG	5,337	116,977
*Novartis AG ADR	69,100	3,513,735
#*OC Oerlikon Corp. AG	1,009	33,292
Orell Fuessli Holding AG	51	6,733
Panalpina Welttransport Holding AG	1,540	138,499
Partners Group Holding AG	339	45,387
Petroplus Holdings AG	7,195	128,295
Phoenix Mecano AG	102	51,492
*Precious Woods Holding AG	1,004	30,806
*PubliGroupe SA	200	20,389
*Rieters Holdings AG	386	117,681
Roche Holding AG Bearer	671	109,352
Roche Holding AG Genusschein	9,111	1,438,528
Romande Energie Holding SA	34	57,375
Schindler Holding AG	1,376	119,515
*Schmolz + Bickenbach AG	1,884	63,750
Schulthess Group AG	1,000	42,313
Schweiter Technologies AG	112	64,714
*Schweizerische National-Versicherungs-Gesellschaft AG	1,355	39,801
SGS SA	180	233,811
Siegfried Holding AG	352	29,744
Sika AG	261	463,583
Sonova Holding AG	1,488	184,458
St. Galler Kantonalbank AG	277	122,797
Straumann Holding AG	472	115,979
Sulzer AG	2,845	282,102

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Swatch Group AG (7184725)	3,405	$997,541
Swatch Group AG (7184736)	5,478	298,717
Swiss Life Holding AG	4,357	529,618
*Swiss Reinsurance Co., Ltd. AG	27,928	1,211,194
Swisscom AG	529	179,523
Syngenta AG ADR	9,600	484,896
*Tamedia AG	237	18,666
Tecan Group AG	810	53,808
*Temenos Group AG	1,408	38,293
#*UBS AG	58,720	909,701
*UBS AG ADR	128,000	1,973,760
#Valiant Holding AG	1,993	378,984
Valora Holding AG	220	55,270
Verwaltungs und Privat-Bank AG	523	59,297
Von Roll Holding AG	7,586	48,562
Vontobel Holdings AG	3,642	104,746
*Winterthur Technologie AG	72	3,045
Ypsomed Holdings AG	537	32,763
Zehnder Group AG	54	88,992
Zuger Kantonalbank AG	15	64,762
Zurich Financial Services AG	11,771	2,609,570

TOTAL SWITZERLAND		36,404,211

TAIWAN — (2.7%)
*A.G.V. Products Corp.	78,000	30,181
Ability Enterprise Co., Ltd.	52,530	90,557
*Acbel Polytech, Inc.	108,540	84,074
*Accton Technology Corp.	110,000	57,857
Acer, Inc.	31,779	86,660
Advanced Semiconductor Engineering, Inc.	59,840	58,419
Advanced Semiconductor Engineering, Inc. ADR	26,331	127,969
*Advantech Co., Ltd.	26,000	58,270
Altek Corp.	33,477	56,053
*Ambassador Hotel (The)	22,000	24,330
*Amtran Technology Co., Ltd.	89,036	96,777
Asia Cement Corp.	227,414	213,829
*Asia Optical Co., Inc.	23,000	40,221
*Asia Vital Components Co., Ltd.	33,480	41,768
Asustek Computer, Inc.	146,787	283,038
AU Optronics Corp.	170,980	197,000
AU Optronics Corp. Sponsored ADR	16,922	196,126
*Avermedia Technologies, Inc.	25,000	36,582
*Bes Engineering Corp.	142,000	34,214
*Capital Securities Corp.	121,000	57,057
Catcher Technology Co., Ltd.	52,360	138,138
*Cathay Financial Holdings Co., Ltd.	44,100	70,562
*Cathay Real Estate Development Co., Ltd.	223,000	90,620
Chang Hwa Commercial Bank	697,000	312,968
*Cheng Loong Corp.	159,000	62,783
Cheng Shin Rubber Industry Co., Ltd.	49,500	106,389
*Cheng Uei Precision Industry Co., Ltd.	61,200	118,115
*Chia Hsin Cement Corp.	65,000	31,287
Chicony Electronics Co., Ltd.	30,429	80,303
Chimei Innolux Corp.	345,478	504,349
*China Airlines, Ltd.	205,924	87,411
*China Chemical & Pharmaceutical Co.	99,000	65,911
*China Development Financial Holding Corp.	1,298,650	364,176
*China Electric Manufacturing Co., Ltd.	48,000	42,331
*China Life Insurance Co., Ltd.	112,834	89,299
*China Man-Made Fiber Co., Ltd.	290,000	80,965
*China Metal Products Co., Ltd.	71,399	100,554

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*China Motor Co., Ltd.	110,000	$77,974
*China Petrochemical Development Corp.	248,380	123,575
*China Steel Chemical Corp.	8,000	24,306
China Steel Corp.	286,899	305,287
*China Synthetic Rubber Corp.	50,224	53,762
Chinatrust Financial Holdings Co., Ltd.	551,883	311,683
*Chinese Maritime Transport, Ltd.	15,000	39,141
*Chin-Poon Industrial Co., Ltd.	126,126	98,509
*Chong Hong Construction Co.	7,000	14,423
*Chung Hsin Electric & Machinery Co., Ltd.	81,000	46,360
*Chung Hung Steel Corp.	86,477	44,028
Chunghwa Telecom Co., Ltd.	40,909	80,308
*Chungwa Picture Tubes Co., Ltd.	1,580,000	152,292
*Clevo Co.	42,017	91,789
*CMC Magnetics Corp.	460,000	129,170
Compal Communications, Inc.	38,000	40,264
Compal Electronics, Inc.	147,463	204,942
*Compeq Manufacturing Co., Ltd.	112,000	33,610
*Continental Holdings Corp.	124,000	46,691
CTCI Corp.	37,444	39,980
Cybertan Technology, Inc.	42,424	58,227
Delta Electronics, Inc.	16,320	54,097
*Depo Auto Parts Industrial Co., Ltd.	32,000	80,109
*D-Link Corp.	48,062	46,246
*E.Sun Financial Holding Co., Ltd.	455,346	202,436
*Elite Material Co., Ltd.	55,000	61,650
*Elitegroup Computer Systems Co., Ltd.	205,000	84,935
*EnTie Commercial Bank	41,000	13,301
Epistar Corp.	85,169	272,516
Eternal Chemical Co., Ltd.	105,343	111,634
*Eva Airways Corp.	207,619	107,695
*Evergreen International Storage & Transport Corp.	56,000	46,071
*Evergreen Marine Corp., Ltd.	164,000	104,842
*Everlight Chemical Industrial Corp.	8,000	7,555
Everlight Electronics Co., Ltd.	19,225	60,542
Far Eastern Department Stores Co., Ltd.	113,969	101,727
*Far Eastern International Bank	232,090	75,406
Far Eastern New Century Corp.	81,865	88,826
*Far EasTone Telecommunications Co., Ltd.	78,000	94,935
*Federal Corp.	123,000	91,559
Feng Hsin Iron & Steel Co., Ltd.	23,000	38,250
*Feng Tay Enterprise Co., Ltd.	33,000	35,831
First Financial Holding Co., Ltd.	353,751	194,743
*First Steamship Co., Ltd.	44,105	76,657
Formosa Chemicals & Fiber Co., Ltd.	81,040	204,354
Formosa Plastics Corp.	112,430	249,779
Formosa Taffeta Co., Ltd.	137,000	109,334
*Formosan Rubber Group, Inc.	117,000	98,772
Foxconn Technology Co., Ltd.	25,016	103,461
*Fubon Financial Holding Co., Ltd.	128,000	156,042
*G Shank Enterprise Co., Ltd.	21,000	20,101
*Gemtek Technology Corp.	22,000	34,999
*Getac Technology Corp.	95,000	72,828
Giant Manufacture Co., Ltd.	18,000	54,388
*Giga-Byte Technology Co., Ltd.	53,000	58,578
*Gintech Energy Corp.	16,874	46,336
*Globe Union Industrial Corp.	41,000	49,062
Gold Circuit Electronics, Ltd.	71,070	26,673
*Goldsun Development & Construction Co., Ltd.	228,718	96,874
*Grand Pacific Petrochemical Corp.	52,000	24,577
*Great Wall Enterprise Co., Ltd.	37,800	37,893

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Greatek Co., Ltd.	93,620	$103,455
*Green Energy Technology, Inc.	16,000	37,395
*HannStar Display Corp.	684,000	140,789
*Hey Song Corp.	82,000	68,350
Highwealth Construction Corp.	35,147	57,276
*Ho Tung Holding Corp.	21,000	11,299
*Holystone Enterprise Co., Ltd.	9,000	13,606
Hon Hai Precision Industry Co., Ltd.	35,482	166,571
Hotai Motor Co., Ltd.	17,000	47,456
*Hsin Kuang Steel Co., Ltd.	51,000	53,183
HTC Corp.	3,150	42,209
Hua Nan Financial Holding Co., Ltd.	242,885	142,511
*Huaku Development Co., Ltd.	4,000	10,894
*Huang Hsiang Construction Co.	6,000	10,709
Hung Poo Construction Corp.	67,000	88,680
*Hung Sheng Construction Co., Ltd.	125,000	72,708
*Ichia Technologies, Inc.	63,000	32,489
*I-Chiun Precision Industry Co., Ltd.	12,000	20,188
Infortrend Technology, Inc.	60,320	89,512
*Inotera Memories, Inc.	40,634	28,681
*Inventec Appliances Corp.	14,000	12,441
Inventec Corp.	279,440	161,110
*Kee Tai Properties Co., Ltd.	59,000	29,803
Kenda Rubber Industrial Co., Ltd.	102,900	110,163
*King Yuan Electronics Co., Ltd.	218,545	103,468
*Kingdom Construction Co., Ltd.	52,000	39,579
*King’s Town Bank	212,000	60,785
*Kinpo Electronics, Inc.	72,000	21,871
Kinsus Interconnect Technology Corp.	53,000	137,535
Knowledge-Yield-Excellence Systems Corp.	67,040	70,788
*Kuoyang Construction Co., Ltd.	65,000	46,381
Largan Precision Co., Ltd.	4,000	65,964
*Lealea Enterprise Co., Ltd.	61,000	24,833
*Lee Chang Yung Chemical Industry Corp.	47,300	59,772
*Li Peng Enterprise Co., Ltd.	18,000	9,852
*Lien Hwa Industrial Corp.	55,423	31,646
*Lite-On Semiconductor Corp.	62,000	42,854
Lite-On Technology Corp.	270,661	359,215
Macronix International Co., Ltd.	477,249	317,345
*Masterlink Securities Corp.	137,000	54,402
*Mayer Steel Pipe Corp.	25,000	19,298
Media Tek, Inc.	7,034	119,100
Mega Financial Holding Co., Ltd.	404,000	235,941
*Mercuries & Associates, Ltd.	13,000	6,663
*Merry Electronics Co., Ltd.	34,000	64,923
*Microelectronics Technology, Inc.	133,452	85,123
*Micro-Star International Co., Ltd.	113,394	70,378
*Mirle Automation Corp.	43,000	43,272
*Mitac International Corp.	169,039	78,497
*Mosel Vitelic, Inc.	35,000	16,364
Nan Ya Plastic Corp.	139,750	292,998
Nan Ya Printed Circuit Board Corp.	24,480	102,144
*Nankang Rubber Tire Co., Ltd.	39,000	55,438
National Petroleum Co., Ltd.	67,000	76,952
*Nien Hsing Textile Co., Ltd.	89,000	51,892
Opto Tech Corp.	92,000	73,095
*Oriental Union Chemical Corp.	82,720	71,539
*Pan Jit International, Inc.	41,000	40,917
Pan-International Industrial Corp.	52,728	88,384
*Polaris Securities Co., Ltd.	261,000	130,127
Pou Chen Corp.	274,048	234,554

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
President Chain Store Corp.	14,768	$42,226
*President Securities Corp.	112,000	67,322
*Prince Housing & Development Corp.	26,780	12,249
*Qisda Corp.	172,760	102,123
Quanta Computer, Inc.	26,007	48,886
*Radiant Opto-Electronics Corp.	35,000	52,818
*Radium Life Tech Corp.	158,784	141,000
Realtek Semiconductor Corp.	48,641	131,742
*Ritek Corp.	320,759	86,355
Ruentex Development Co., Ltd.	24,000	39,220
*Ruentex Industries, Ltd.	49,000	119,723
*Sampo Corp.	120,000	19,352
*Sanyang Industrial Co., Ltd.	215,000	88,779
*Shih Wei Navigation Co., Ltd.	17,000	23,231
*Shihlin Electric & Engineering Corp.	57,000	68,998
*Shihlin Paper Corp.	16,000	35,970
*Shin Kong Financial Holding Co., Ltd.	664,983	255,494
*Shin Zu Shing Co., Ltd.	11,000	42,873
*Shinkong Synthetic Fibers Co., Ltd.	200,000	81,757
*Sigurd Microelectronics Corp.	75,000	61,063
*Silicon Integrated Systems Corp.	167,380	108,767
Siliconware Precision Industries Co., Ltd.	32,000	39,211
Siliconware Precision Industries Co., Ltd. Sponsored ADR	2,626	16,150
*Sincere Navigation Corp.	41,125	53,177
*Sinkong Textile Co., Ltd.	70,000	84,528
*SinoPac Holdings Co., Ltd.	833,000	283,309
*Sintek Photronics Corp.	8,026	5,199
*South East Soda Manufacturing Co., Ltd.	37,000	37,859
*SPI Electronic Co., Ltd.	26,000	34,627
*Springsoft, Inc.	57,000	59,684
Standard Foods Taiwan, Ltd.	44,220	95,149
*Sunplus Technology Co., Ltd.	70,299	64,836
Sunrex Technology Corp.	80,000	87,886
Synnex Technology International Corp.	53,900	128,442
*T JOIN Transportation Co., Ltd.	16,000	12,111
*Ta Chen Stainless Pipe Co., Ltd.	108,000	80,348
*Ta Chong Bank, Ltd.	176,000	36,193
*Taichung Commercial Bank	69,000	18,643
*Tainan Spinning Co., Ltd.	140,000	61,593
*Taishin Financial Holdings Co., Ltd.	633,044	244,271
*Taiwan Business Bank	338,000	90,514
Taiwan Cement Corp.	429,400	385,874
*Taiwan Cogeneration Corp.	62,000	34,038
Taiwan Cooperative Bank	419,300	255,467
Taiwan Fertilizer Co., Ltd.	61,000	194,107
Taiwan Glass Industrial Corp.	150,338	140,011
Taiwan Hon Chuan Enterprise Co., Ltd.	32,621	62,935
*Taiwan Life Insurance Co., Ltd.	30,144	37,312
*Taiwan Mask Corp.	127,000	51,231
*Taiwan Mobile Co., Ltd.	22,000	42,101
Taiwan Navigation Co., Ltd.	13,000	16,964
*Taiwan Paiho Co., Ltd.	72,000	65,296
Taiwan Secom Co., Ltd.	22,000	35,628
Taiwan Semiconductor Manufacturing Co., Ltd.	110,465	216,191
*Taiwan Sogo Shinkong Security Co., Ltd.	52,000	39,145
*Taiwan Styrene Monomer Corp.	186,000	91,450
*Taiwan Tea Corp.	78,704	44,111
*Taiyen Biotech Co., Ltd.	15,000	9,510
*Tatung Co., Ltd.	588,000	120,818
*Teco Electric & Machinery Co., Ltd.	274,000	121,589
*Test-Rite International Co., Ltd.	96,425	57,075

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Ton Yi Industrial Corp.	79,000	$34,141
*Tong Yang Industry Co., Ltd.	12,000	21,040
*Topco Scientific Co., Ltd.	40,000	52,330
Transcend Information, Inc.	31,483	99,513
*Tripod Technology Corp.	27,000	92,765
*Tsann Kuen Enterprise Co., Ltd.	10,000	23,725
TSRC Corp.	35,000	50,502
Tung Ho Steel Enterprise Corp.	78,254	84,354
*TXC Corp.	35,000	57,720
U-Ming Marine Transport Corp.	39,000	80,546
*Unimicron Technology Corp.	156,356	234,909
*Union Bank of Taiwan	294,000	54,982
Uni-President Enterprises Corp.	82,319	91,515
*Unitech Printed Circuit Board Corp.	71,000	27,223
*United Microelectronics Corp.	533,530	268,429
*Universal Cement Corp.	84,000	41,642
*UPC Technology Corp.	146,000	93,216
*USI Corp.	132,000	97,523
*Via Technologies, Inc.	9,600	5,435
*Wah Lee Industrial Corp.	35,000	52,583
*Walsin Lihwa Corp.	371,000	162,258
*Wan Hai Lines Co., Ltd.	188,150	116,437
*Waterland Financial Holdings	324,990	103,826
*Wei Chuan Food Corp.	71,000	82,780
*Winbond Electronics Corp.	337,000	97,041
*Wintek Corp.	183,000	152,364
Wistron Corp.	63,950	122,874
*Wistron NeWeb Corp.	65,100	116,615
*WPG Holdings Co., Ltd.	40,000	82,105
*WT Microelectronics Co., Ltd.	57,000	70,408
*Yageo Corp.	193,000	92,526
*Yang Ming Marine Transport Corp.	209,599	85,687
*Yeung Cyang Industrial Co., Ltd.	51,000	42,769
*Yieh Phui Enterprise Co., Ltd.	180,456	71,771
*Yosun Industrial Corp.	43,680	71,860
*Young Fast Optoelectronics Co., Ltd.	4,000	37,381
Yuanta Financial Holding Co., Ltd.	394,000	234,919
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	151,980	61,812
Yulon Motor Co., Ltd.	148,223	172,153
Yung Shin Pharmaceutical Industrial Co., Ltd.	39,000	43,435
*Yung Tay Engineering Co., Ltd.	104,000	96,569
*Zig Sheng Industrial Co., Ltd.	40,000	21,080
*Zyxel Communication Corp.	62,000	42,900

TOTAL TAIWAN		23,614,639

THAILAND — (0.4%)
Advance Info Service PCL (Foreign)	16,300	38,162
*Asian Property Development PCL (Foreign)	234,700	36,995
Bangchak Petroleum PCL (Foreign)	93,300	40,083
Bangkok Bank PCL (Foreign)	48,000	178,025
Bangkok Bank PCL (Foreign) NVDR	20,200	72,734
*Bangkok Expressway PCL (Foreign)	112,000	65,424
Bank of Ayudhya PCL (Foreign)	70,100	42,898
Banpu Coal, Ltd. (Foreign) NVDR	8,800	174,613
Banpu PCL (Foreign)	400	8,011
BEC World PCL (Foreign)	65,200	46,751
*Big C Supercenter PCL (Foreign)	46,100	65,185
Cal-Comp Electronics (Thailand) PCL (Foreign)	387,500	35,930
Charoen Pokphand Foods PCL (Foreign)	340,100	162,928
Delta Electronics (Thailand) PCL (Foreign)	86,000	57,413
Electricity Generating PCL (Foreign)	22,000	54,227

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Glow Energy PCL (Foreign)	61,900	$68,395
Hana Microelectronics PCL (Foreign)	139,200	102,394
IRPC PCL (Foreign)	1,151,400	157,292
*Italian-Thai Development PCL (Foreign) NVDR	621,100	50,679
Kasikornbank PCL (Foreign)	26,900	78,360
*Kasikornbank PCL (Foreign) NVDR	28,100	78,381
*Kiatnakin Finance PCL (Foreign)	50,300	41,586
Krung Thai Bank PCL (Foreign)	481,100	182,894
Land and Houses PCL (Foreign)	212,200	34,432
MCOT PCL (Foreign)	36,000	25,814
Precious Shipping PCL (Foreign)	165,000	94,854
Preuksa Real Estate PCL (Foreign)	168,300	75,424
PTT Aromatics & Refining PCL (Foreign)	165,700	142,116
PTT Chemical PCL (Foreign)	66,400	212,406
PTT Exploration & Production PCL (Foreign)	11,700	54,965
PTT PCL (Foreign)	27,500	218,436
Ratchaburi Electricity Generating Holding PCL (Foreign)	39,100	44,109
*Sahaviriya Steel Industries PCL (Foreign)	100,000	4,822
Siam Cement PCL (Foreign) NVDR (The)	10,400	84,859
Siam City Bank PCL (Foreign)	100,800	99,694
Siam City Cement PCL (Foreign)	13,200	87,714
Siam Commercial Bank PCL (Foreign)	15,700	39,790
Siam Makro PCL (Foreign)	14,000	42,621
*Supalai PCL (Foreign)	222,900	50,980
*Tata Steel (Thailand) PCL (Foreign)	1,030,600	56,061
Thai Oil PCL (Foreign)	81,600	118,535
Thai Union Frozen Products PCL (Foreign)	76,000	89,260
*Thanachart Capital PCL (Foreign)	143,400	100,608
Thoresen Thai Agencies PCL (Foreign)	91,190	66,515
*TMB Bank PCL (Foreign)	1,311,300	54,713
*Total Access Communication PCL (Foreign)	38,100	40,331
TPI Polene PCL (Foreign)	58,000	14,699

TOTAL THAILAND		3,693,118

TURKEY — (0.5%)
*Adana Cimento Sanayii Ticaret A.S. Class A	12,989	48,233
Akbank T.A.S.	36,621	183,888
*Akcansa Cimento Sanayi ve Ticaret A.S.	9,502	50,616
*Akenerji Elektrik Uretim A.S.	9,244	24,977
*Akenerji Elektrik Uretim A.S. I-10 Shares	43,924	111,537
*Aksigorta A.S.	34,947	48,013
Albaraka Turk Katilim Bankasi A.S.	27,804	53,818
Anadolu Anonim Turk Sigorta Sirketi A.S.	46,056	43,200
Anadolu Efes Biracilik ve Malt Sanayi A.S.	4,187	51,900
Arcelik A.S.	31,373	139,025
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	6,742	60,186
*Asya Katilim Bankasi A.S.	15,598	41,176
Aygaz A.S.	35,134	153,927
BIM BirlesikMagazalar A.S.	1,055	58,970
*Cimsa Cimento Sanayi ve Ticaret A.S.	13,328	78,682
*Deva Holding A.S.	17,173	38,417
Dogan Sirketler Grubu Holdings A.S.	130,448	97,477
*Dogan Yayin Holding A.S.	57,428	54,972
*Dogus Otomotiv Servis ve Ticaret A.S.	11,261	48,790
*EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	74,964	137,000
Enka Insaat ve Sanayi A.S.	9,260	44,700
*Eregli Demir ve Celik Fabrikalari Turk A.S.	59,690	187,070
Ford Otomotiv Sanayi A.S.	19,042	150,468
*Global Yatirim Holding A.S.	67,511	37,903
*Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	901	46,556
*Haci Omer Sabanci Holding A.S.	25,022	115,984

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Hurriyet Gazetecilik ve Matbaacilik A.S.	31,589	$34,869
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	31,120	23,300
*Koc Holding A.S. Series B	47,269	182,905
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	5,000	10,429
*Petkim Petrokimya Holding A.S.	7,937	62,893
*Sekerbank T.A.S.	18,468	31,734
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	59,680	114,577
*TAV Havalimanlari Holding A.S.	9,894	48,298
*Tekfen Holding A.S.	12,783	45,668
Tofas Turk Otomobil Fabrikasi A.S.	14,097	59,099
*Trakya Cam Sanayii A.S.	25,501	40,860
Tupras-Turkiye Petrol Rafinerileri A.S.	7,892	175,455
*Turcas Petrol A.S.	24,681	91,574
*Turk Ekonomi Bankasi A.S.	54,324	89,111
Turk Hava Yollari A.S.	55,900	184,776
*Turk Sise ve Cam Fabrikalari A.S.	37,879	51,325
Turkcell Iletisim Hizmetleri A.S.	1,136	7,363
Turkcell Iletisim Hizmetleri A.S. ADR	3,200	51,744
Turkiye Garanti Bankasi A.S.	61,127	296,132
Turkiye Halk Bankasi	17,538	138,769
Turkiye Is Bankasi A.S.	45,755	158,907
*Turkiye Sinai Kalkinma Bankasi A.S.	88,242	137,138
*Turkiye Vakiflar Bankasi T.A.O.	79,200	209,669
*Ulker Biskuvi Sanayi A.S.	18,064	45,600
*Vestel Elektronik Sanayi ve Ticaret A.S.	24,328	41,913
*Yapi ve Kredi Bankasi A.S.	20,374	58,272

TOTAL TURKEY		4,499,865

UNITED KINGDOM — (14.7%)
A.G. Barr P.L.C.	2,130	30,307
Aberdeen Asset Management P.L.C.	128,290	269,401
Admiral Group P.L.C.	7,927	158,983
Aegis Group P.L.C.	130,851	259,961
*Aga Rangemaster Group P.L.C.	23,457	39,778
Aggreko P.L.C.	24,573	457,730
Amec P.L.C.	46,009	584,692
Amlin P.L.C.	87,662	501,568
*Anglo American P.L.C.	83,163	3,532,426
Anglo Pacific Group P.L.C.	10,303	38,276
Anite P.L.C.	12,317	6,345
*Antisoma P.L.C.	130,297	13,784
Antofagasta P.L.C.	57,429	870,732
*Arena Leisure P.L.C.	29,322	13,521
ARM Holdings P.L.C.	87,084	335,886
ARM Holdings P.L.C. Sponsored ADR	10,000	114,300
Arriva P.L.C.	25,240	294,069
Ashmore Group P.L.C.	27,484	110,935
Ashtead Group P.L.C.	100,012	180,512
Associated British Foods P.L.C.	30,254	464,784
*Assura Group, Ltd. P.L.C.	61,888	40,178
AstraZeneca P.L.C. Sponsored ADR	17,600	778,448
Atkins WS P.L.C.	9,317	100,811
*Autonomy Corp. P.L.C.	13,981	383,518
Aveva Group P.L.C.	1,771	31,269
Aviva P.L.C.	259,295	1,370,734
*Axis-Shield P.L.C.	9,938	65,462
Babcock International Group P.L.C.	31,122	277,539
BAE Systems P.L.C.	195,055	1,022,330
Balfour Beatty P.L.C.	77,043	326,097
Barclays P.L.C.	504,400	2,594,267
Barclays P.L.C. Sponsored ADR	22,067	450,608

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Barratt Developments P.L.C.	59,448	$112,504
BBA Aviation P.L.C.	57,233	181,093
Beazley P.L.C.	62,807	108,947
Bellway P.L.C.	17,958	206,163
*Berkeley Group Holdings P.L.C. (The)	16,777	213,003
BG Group P.L.C.	42,404	716,742
BG Group P.L.C. Sponsored ADR	400	34,720
BHP Billiton P.L.C.	15,494	473,040
BHP Billiton P.L.C. ADR	6,800	414,800
Bodycote P.L.C.	34,225	116,007
*Bovis Homes Group P.L.C.	17,434	113,114
BP P.L.C.	1,306	11,391
BP P.L.C. Sponsored ADR	102,720	5,356,848
Brammer P.L.C.	4,486	10,341
Brewin Dolphin Holdings P.L.C.	10,185	22,261
Brit Insurance Holdings NV	9,931	120,370
#*British Airways P.L.C.	99,239	344,072
British American Tobacco P.L.C.	12,488	392,682
British American Tobacco P.L.C. Sponsored ADR	1,800	114,210
British Sky Broadcasting Group P.L.C. Sponsored ADR	4,853	181,599
Britvic P.L.C.	21,967	161,000
BSS Group P.L.C.	19,643	92,372
BT Group P.L.C. Sponsored ADR	17,500	335,125
*BTG P.L.C.	24,453	65,713
Bunzl P.L.C.	20,330	236,746
Burberry Group P.L.C.	53,441	547,342
*Cable & Wireless Communications P.L.C.	344,179	325,184
*Cable & Wireless Worldwide P.L.C.	344,179	454,994
*Cairn Energy P.L.C.	95,280	581,477
Camellia P.L.C.	488	52,290
Capita Group P.L.C.	16,762	204,444
Carillion P.L.C.	66,532	347,408
Carnival P.L.C.	15,763	682,845
Carnival P.L.C. ADR	4,744	204,466
*Carphone Warehouse Group P.L.C.	39,638	117,203
Castings P.L.C.	1,976	5,880
Catlin Group, Ltd. P.L.C.	66,466	357,506
Centrica P.L.C.	115,683	519,631
Charles Stanley Group P.L.C.	382	1,491
Charter International P.L.C.	21,254	260,960
*Chaucer Holdings P.L.C.	63,276	48,041
Chemring Group P.L.C.	2,135	118,954
Chesnara P.L.C.	16,414	56,215
Chloride Group P.L.C.	19,026	87,123
*Clinton Cards P.L.C.	19,726	12,832
Close Brothers Group P.L.C.	18,215	202,747
Cobham P.L.C.	81,906	332,012
Collins Stewart P.L.C.	29,710	42,530
*COLT Telecom Group SA	50,348	95,323
Compass Group P.L.C.	53,254	433,105
Computacenter P.L.C.	32,550	162,244
Connaught P.L.C.	12,993	59,851
Consort Medical P.L.C.	5,759	32,088
*Cookson Group P.L.C.	47,340	405,708
Costain Group P.L.C.	76,002	27,806
Cranswick P.L.C.	7,431	90,634
Croda International P.L.C.	10,466	160,497
*CSR P.L.C.	24,402	159,600
Daily Mail & General Trust P.L.C. Series A	31,357	248,010
Dairy Crest Group P.L.C.	20,624	112,832
*Dana Petroleum P.L.C.	12,950	238,798

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Davis Service Group P.L.C.	17,829	$116,731
De la Rue P.L.C.	17,287	240,815
*Debenhams P.L.C.	159,457	173,907
Dechra Pharmaceuticals P.L.C.	2,390	16,722
Delta P.L.C.	39,438	110,827
Development Securities P.L.C.	15,174	60,023
Devro P.L.C.	9,992	26,066
Diageo P.L.C.	11,221	191,376
Diageo P.L.C. Sponsored ADR	3,600	245,304
Dignity P.L.C.	3,057	29,788
Dimension Data Holdings P.L.C.	198,896	275,986
Diploma P.L.C.	14,328	48,753
Domino Printing Sciences P.L.C.	20,220	134,964
Drax Group P.L.C.	26,666	147,157
DS Smith P.L.C.	59,889	122,941
*DSG International P.L.C.	635,282	319,637
*E2V Technologies P.L.C.	6,057	5,065
eaga P.L.C.	5,313	10,810
*easyJet P.L.C.	33,010	237,231
Electrocomponents P.L.C.	60,447	206,955
Elementis P.L.C.	33,086	32,631
*EnQuest P.L.C.	40,256	61,969
*EnQuest P.L.C.	18,548	28,011
*Enterprise Inns P.L.C.	52,117	101,710
Eurasian Natural Resources Corp. P.L.C.	20,458	390,434
Euromoney Institutional Investor P.L.C.	11,466	90,134
Evolution Group P.L.C.	21,433	37,739
Experian P.L.C.	55,885	516,650
F&C Asset Management P.L.C.	70,136	70,516
Fenner P.L.C.	38,414	125,469
Fidessa Group P.L.C.	2,349	47,256
Filtrona P.L.C.	29,346	103,012
*Findel P.L.C.	10,077	3,685
Firstgroup P.L.C.	43,959	255,454
Forth Ports P.L.C.	3,947	81,177
French Connection Group P.L.C.	18,083	10,707
*Fresnillo P.L.C.	3,049	37,112
G4S P.L.C.	127,316	518,242
*Galiform P.L.C.	16,578	20,239
Galliford Try P.L.C.	9,777	56,184
Game Group P.L.C.	50,133	72,967
*Gem Diamonds, Ltd. P.L.C.	18,964	83,859
Genus P.L.C.	7,062	78,998
*GKN P.L.C.	158,395	328,613
GlaxoSmithKline P.L.C. Sponsored ADR	22,100	824,109
Go-Ahead Group P.L.C.	3,044	65,760
Greene King P.L.C.	28,269	196,183
Greggs P.L.C.	5,330	39,146
Halfords Group P.L.C.	16,496	127,780
Halma P.L.C.	31,900	132,819
Hampson Industries P.L.C.	16,095	12,341
Hansard Global P.L.C.	17,609	46,450
*Hardy Oil & Gas P.L.C.	6,768	21,221
Hardy Underwriting Group P.L.C.	1,763	6,981
Hargreaves Lansdown P.L.C.	12,626	68,015
Hays P.L.C.	65,299	110,979
Headlam Group P.L.C.	8,095	37,937
Helical Bar P.L.C.	6,415	32,855
*Helphire P.L.C.	33,566	26,542
Henderson Group P.L.C.	113,395	253,318
*Heritage Oil P.L.C.	15,730	108,849

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Hikma Pharmaceuticals P.L.C.	18,463	$176,478
Hill & Smith Holdings P.L.C.	6,525	35,982
Hiscox, Ltd. P.L.C.	57,482	292,644
HMV Group P.L.C.	15,392	16,910
Hochschild Mining P.L.C.	26,850	101,913
Hogg Robinson Group P.L.C.	5,147	2,431
Holidaybreak P.L.C.	14,216	58,547
Home Retail Group P.L.C.	49,224	206,393
Homeserve P.L.C.	3,407	103,809
HSBC Holdings P.L.C.	320,930	3,267,856
HSBC Holdings P.L.C. Sponsored ADR	105,320	5,359,735
Hunting P.L.C.	12,524	107,853
Huntsworth P.L.C.	53,480	58,864
Hyder Consulting P.L.C.	2,420	9,743
ICAP P.L.C.	46,066	265,776
IG Group Holdings P.L.C.	31,919	197,939
*Imagination Technologies Group P.L.C.	28,730	121,066
IMI P.L.C.	39,971	434,645
Imperial Tobacco Group P.L.C.	26,291	748,982
Imperial Tobacco Group P.L.C. ADR	1,300	74,087
*Inchcape P.L.C.	493,094	258,189
Informa P.L.C.	72,349	436,673
Inmarsat P.L.C.	18,008	209,532
Intercontinental Hotels Group P.L.C. ADR	14,100	248,019
Intermediate Capital Group P.L.C.	52,944	227,988
International Personal Finance P.L.C.	39,827	164,202
International Power P.L.C.	252,987	1,280,546
Interserve P.L.C.	16,718	56,400
Intertek Group P.L.C.	6,743	153,140
Invensys P.L.C.	49,272	253,753
Investec P.L.C.	75,776	599,320
*IP Group P.L.C.	40,893	26,223
*ITV P.L.C.	561,928	576,450
J.D. Wetherspoon P.L.C.	9,181	75,884
James Fisher & Sons P.L.C.	7,969	51,334
Jardine Lloyd Thompson Group P.L.C.	12,197	103,337
*Jazztel P.L.C.	326	1,316
*JJB Sports P.L.C.	31,631	11,220
JKX Oil & Gas P.L.C.	5,891	23,468
John Menzies P.L.C.	16,607	95,907
John Wood Group P.L.C.	60,249	339,368
Johnson Matthey P.L.C.	23,601	627,670
*Johnston Press P.L.C.	80,578	40,691
*Kazakhmys P.L.C.	30,544	647,099
Kcom Group P.L.C.	56,484	40,526
Keller Group P.L.C.	8,282	91,737
Kesa Electricals P.L.C.	55,581	105,614
Kier Group P.L.C.	5,521	95,923
Kingfisher P.L.C.	409,408	1,560,298
*Kofax P.L.C.	7,332	27,304
Ladbrokes P.L.C.	78,214	185,839
Laird P.L.C.	27,000	54,174
*Lamprell P.L.C.	13,187	47,536
Lancashire Holdings, Ltd. P.L.C.	7,806	55,351
Laura Ashley Holdings P.L.C.	51,893	11,868
Lavendon Group P.L.C.	44,236	60,566
Legal & General Group P.L.C.	1,002,504	1,303,596
*Lloyds Banking Group P.L.C.	584,787	585,078
*Lloyds Banking Group P.L.C. Sponsored ADR	257,003	1,046,002
Logica P.L.C.	173,998	364,035
London Stock Exchange Group P.L.C.	21,928	228,123

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Lonmin P.L.C.	19,787	$571,662
*Lookers P.L.C.	34,191	31,404
Low & Bonar P.L.C.	44,867	21,899
*Luminar Group Holdings P.L.C.	29,908	20,050
Man Group P.L.C.	244,093	901,128
Management Consulting Group P.L.C.	21,563	7,859
Marks & Spencer Group P.L.C.	79,084	442,239
Marshalls P.L.C.	34,860	54,474
Marston’s P.L.C.	40,696	63,066
McBride P.L.C.	20,518	58,561
Meggitt P.L.C.	125,361	596,507
Melrose P.L.C.	49,820	181,038
Melrose Resources P.L.C.	2,371	10,830
Michael Page International P.L.C.	20,330	132,229
Millennium & Copthorne Hotels P.L.C.	19,974	143,957
*Misys P.L.C.	33,022	117,586
*Mitchells & Butlers P.L.C.	34,074	170,239
Mitie Group P.L.C.	38,494	137,341
Mondi P.L.C.	67,421	455,106
Moneysupermarket.com Group P.L.C.	30,853	35,113
Morgan Crucible Co. P.L.C.	34,128	111,173
Morgan Sindall P.L.C.	6,889	59,647
Mothercare P.L.C.	14,465	126,859
Mouchel Group P.L.C.	5,749	17,209
N Brown Group P.L.C.	25,587	106,940
National Express Group P.L.C.	55,835	203,825
National Grid P.L.C.	3,156	30,433
National Grid P.L.C. Sponsored ADR	10,382	503,631
Next P.L.C.	12,985	453,791
Northern Foods P.L.C.	36,911	30,861
*Northgate P.L.C.	18,147	58,354
Northumbrian Water Group P.L.C.	52,862	218,570
Novae Group P.L.C.	11,261	53,233
*Old Mutual P.L.C.	704,529	1,243,409
Oxford Instruments P.L.C.	5,840	25,648
Pace P.L.C.	5,632	15,898
*PartyGaming P.L.C.	6,625	31,077
PayPoint P.L.C.	4,568	21,676
Pearson P.L.C.	3,121	49,877
Pearson P.L.C. Sponsored ADR	62,532	998,636
*Pendragon P.L.C.	223,487	114,045
Pennon Group P.L.C.	24,986	198,489
*Persimmon P.L.C.	49,363	358,936
Petrofac, Ltd. P.L.C.	18,548	320,792
Petropavlovsk P.L.C.	12,514	223,568
Photo-Me International P.L.C.	39,461	22,431
Premier Farnell P.L.C.	42,543	154,137
*Premier Foods P.L.C.	278,372	111,324
*Premier Oil P.L.C.	11,027	213,550
*Prostrakan Group P.L.C.	20,107	25,478
Provident Financial P.L.C.	7,074	90,369
Prudential P.L.C.	133,912	1,175,672
Prudential P.L.C. ADR	24,590	428,604
*Punch Taverns P.L.C.	76,970	104,342
PV Crystalox Solar P.L.C.	37,163	27,802
PZ Cussons P.L.C.	17,339	72,065
Qinetiq P.L.C.	90,494	176,260
*Quintain Estates & Development P.L.C.	14,160	12,099
Rank Group P.L.C.	26,746	49,654
Rathbone Brothers P.L.C.	5,677	80,348
Reckitt Benckiser Group P.L.C.	10,751	558,494

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Redrow P.L.C.	20,226	$46,046
Reed Elsevier P.L.C. ADR	5,600	176,960
Regus P.L.C.	82,044	144,430
Renishaw P.L.C.	5,546	56,494
Rensburg Sheppards P.L.C.	2,793	35,868
*Rentokil Initial P.L.C.	186,918	362,520
Restaurant Group P.L.C.	12,241	45,470
Rexam P.L.C.	152,527	752,096
Ricardo P.L.C.	11,315	51,981
Rightmove P.L.C.	14,038	149,361
Rio Tinto P.L.C.	18,769	1,005,118
Rio Tinto P.L.C. Sponsored ADR	3,600	183,096
RM P.L.C.	12,287	33,232
Robert Walters P.L.C.	18,804	66,506
Robert Wiseman Dairies P.L.C.	97	693
ROK P.L.C.	19,702	10,551
*Rolls - Royce Group P.L.C. (3283648)	117,120	1,032,002
*Rolls - Royce Group P.L.C. (B61JG65)	10,540,800	16,128
Rotork P.L.C.	4,228	90,766
*Royal Bank of Scotland Group P.L.C.	1,024,822	838,618
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	1,100	17,985
Royal Dutch Shell P.L.C. ADR	113,333	6,877,046
Royal Dutch Shell P.L.C. Series B	59,695	1,799,721
RPC Group P.L.C.	22,388	84,142
RPS Group P.L.C.	25,621	88,847
RSA Insurance Group P.L.C.	568,967	1,053,090
SABmiller P.L.C.	64,455	2,020,676
Sage Group P.L.C.	177,566	663,664
Sainsbury (J.) P.L.C.	98,883	509,597
*Salamander Energy P.L.C.	28,060	107,220
Savills P.L.C.	10,559	55,063
Schroders P.L.C.	18,321	387,335
Schroders P.L.C. Non-Voting	9,829	166,110
Scottish & Southern Energy P.L.C.	16,439	272,623
*SDL P.L.C.	1,830	12,644
Senior P.L.C.	81,796	144,092
Serco Group P.L.C.	30,289	290,711
Severfield-Rowen P.L.C.	5,398	18,022
Severn Trent P.L.C.	13,573	240,010
Shanks Group P.L.C.	52,356	82,540
Shire P.L.C. ADR	3,900	256,776
*SIG P.L.C.	48,936	98,426
Smith & Nephew P.L.C. Sponsored ADR	6,000	311,400
Smiths Group P.L.C.	16,965	291,696
Smiths News P.L.C.	40,578	76,295
*Soco International P.L.C.	7,498	186,505
*Southern Cross Healthcare, Ltd. P.L.C.	27,892	33,195
Spectris P.L.C.	10,654	145,787
Speedy Hire P.L.C.	541	291
Spice P.L.C.	31,125	19,682
Spirax-Sarco Engineering P.L.C.	8,485	199,613
Spirent Communications P.L.C.	84,310	154,524
Sports Direct International P.L.C.	22,380	38,369
SSL International P.L.C.	16,689	218,659
St. Ives Group P.L.C.	9,000	8,711
St. James’s Place P.L.C.	25,442	102,422
*St. Modwen Properties P.L.C.	36,375	96,042
Stagecoach Group P.L.C.	59,157	177,738
Standard Chartered P.L.C.	138,929	3,705,876
Standard Life P.L.C.	378,566	1,151,704
Sthree P.L.C.	10,289	57,274

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
#*Subsea 7, Inc. P.L.C.	10,400	$203,398
Synergy Health P.L.C.	7,073	66,267
*TalkTalk Telecom Group P.L.C.	79,276	154,047
Tate & Lyle P.L.C.	66,559	463,348
*Taylor Wimpey P.L.C.	133,775	82,741
Tesco P.L.C.	275,558	1,827,703
Thomas Cook Group P.L.C.	82,002	311,075
Thorntons P.L.C.	16,501	25,620
Tomkins P.L.C.	42,408	160,435
Tomkins P.L.C. Sponsored ADR	23,775	363,044
*Travis Perkins P.L.C.	33,414	431,558
*Trinity Mirror P.L.C.	98,032	233,722
TUI Travel P.L.C.	35,287	150,541
Tullett Prebon P.L.C.	40,442	216,272
Tullow Oil P.L.C.	20,507	357,160
*UK Coal P.L.C.	35,646	28,621
Ultra Electronics Holdings P.L.C.	4,118	97,227
Umeco P.L.C.	2,569	14,151
Unilever P.L.C.	294	8,835
Unilever P.L.C. Sponsored ADR	10,600	319,060
United Business Media P.L.C.	19,429	164,021
United Utilities Group P.L.C.	38,902	318,347
United Utilities Group P.L.C. ADR	154	2,518
*Vectura Group P.L.C.	30,168	16,360
Vedanta Resources P.L.C.	17,480	668,198
Victrex P.L.C.	5,665	87,100
Vitec Group P.L.C. (The)	9,565	59,868
Vodafone Group P.L.C.	13,189	29,209
Vodafone Group P.L.C. Sponsored ADR	259,999	5,771,978
VT Group P.L.C.	21,524	245,052
Weir Group P.L.C. (The)	28,894	433,762
Wellstream Holdings P.L.C.	7,499	68,478
WH Smith P.L.C.	13,058	100,168
Whitbread P.L.C.	25,690	600,356
William Hill P.L.C.	77,898	243,401
William Morrison Supermarkets P.L.C.	174,580	772,382
Wincanton P.L.C.	14,780	53,099
*Wolfson Microelectronics P.L.C.	35,460	93,840
*Wolseley P.L.C.	50,810	1,268,979
Wolseley P.L.C. ADR	1,000	2,500
WPP P.L.C.	641	6,796
WPP P.L.C. Sponsored ADR	6,000	316,980
WSP Group P.L.C.	5,033	26,908
Xchanging P.L.C.	30,971	99,142
*Xstrata P.L.C.	176,940	2,911,863
*Yell Group P.L.C.	193,258	160,600
*Yule Catto & Co. P.L.C.	26,581	83,510

TOTAL UNITED KINGDOM		126,114,041

TOTAL COMMON STOCKS		811,686,161

PREFERRED STOCKS — (1.4%)

AUSTRALIA — (0.0%)
Village Roadshow, Ltd. Series A	6,668	15,674

BRAZIL — (1.4%)
Banco Bradesco SA Sponsored ADR	44,045	820,118
Banco do Estado do Rio Grande do Sul SA	8,450	65,043
*Brasil Telecom SA ADR	3,518	66,736
*Braskem SA Preferred A	14,800	105,748
*Braskem SA Preferred A Sponsored ADR	7,677	109,397
Centrais Electricas de Santa Catarina SA	2,600	52,815

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Cia de Transmissao de Energia Electrica Paulista SA	3,600	$96,532
Cia Vale do Rio Doce	66,950	1,801,624
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,800	95,296
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	4,720	323,367
Companhia de Bebidas das Americas Preferred ADR	2,100	205,380
*Companhia de Tecidos Norte de Minas	11,500	34,402
Companhia Energetica de Minas Gerais SA	4,262	67,680
#Companhia Energetica de Minas Gerais SA Sponsored ADR	8,112	131,017
Companhia Energetica do Ceara Coelce Series A	5,000	74,788
Companhia Paranaense de Energia-Copel Sponsored ADR	6,500	134,420
Confab Industrial SA	46,367	117,368
Contax Participacoes SA	6,800	84,890
Gerdau SA Sponsored ADR	59,400	974,160
Gol Linhas Aereas Inteligentes SA	9,600	126,306
Itau Unibanco Holding SA	58,539	1,268,948
Itau Unibanco Holding SA ADR	18,232	395,270
Klabin SA	81,700	255,217
Lojas Americanas SA	19,900	145,622
Marcopolo SA	14,100	66,677
*Net Servicos de Comunicacao SA	6,600	77,951
*Net Servicos de Comunicacao SA Preferred ADR	29,676	348,693
Petroleo Brasileiro SA ADR	44,869	1,702,330
Randon e Participacoes SA	29,100	162,220
Saraiva SA Livreiros Editores	5,100	114,425
Suzano Papel e Celullose SA	28,500	363,495
Tele Norte Leste Participacoes SA	2,300	34,402
Tele Norte Leste Participacoes SA ADR	13,200	196,152
Telecomunicacoes de Sao Paulo SA ADR	5,840	114,347
Telemar Norte Leste SA	4,700	124,378
Tim Participacoes SA ADR	3,700	96,163
Ultrapar Participacoes SA Sponsored ADR	12,800	603,264
*Uniao de Industrias Petroquimicas SA Series B	143,600	58,654
Usinas Siderurgicas de Minas Gerais SA Series A	17,700	578,477

TOTAL BRAZIL		12,193,772

TOTAL PREFERRED STOCKS		12,209,446

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
*Cia de Gas de Sao Paulo SA Rights 04/29/10	8	1
*Companhia Brasileira de Distribuicao Grupo Pao de Acucar Warrants	12	—

TOTAL BRAZIL		1

FRANCE — (0.0%)
*Technicolor SA Rights 05/11/10 (B3RG4N2)	38,546	—
#*Technicolor SA Rights 05/11/10 (B3YLYP2)	38,546	8,622

TOTAL FRANCE		8,622

HONG KONG — (0.0%)
*Henderson Land Development Co., Ltd. Warrants	10,200	—
*HKC (Holdings), Ltd. Warrants 06/09/11	27,770	250
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	1,683	39
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	12,300	3,644
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	137,989	2,897

TOTAL HONG KONG		6,830

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	250	393

ISRAEL — (0.0%)
*Africa-Israel Investments, Ltd. Rights 05/05/10	774	378

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (0.0%)
*Gamuda Berhad Rights 05/18/10	17,550	$1,323
*Media Prima Berhad Warrants 12/31/14	1,085	223

TOTAL MALAYSIA		1,546

NORWAY — (0.0%)
*Renewable Energy Corp. ASA Rights 05/20/10	9,182	12,732

SPAIN — (0.0%)
*Banco de Valencia SA Rights 05/06/10	15,047	1,763

SWEDEN — (0.0%)
*Micronic Mydata AB Rights 05/21/10	9,490	—

TOTAL RIGHTS/WARRANTS		32,265

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,965,000 FNMA 1.213%(v), 11/25/39, valued at $1,691,204) to be repurchased at $1,662,026	$1,662	1,662,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (4.0%)
§@ DFA Short Term Investment Fund	32,850,000	32,850,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $972,245) to be repurchased at $959,827	$960	959,813
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $312,579) to be repurchased at $306,455	306	306,450

TOTAL SECURITIES LENDING COLLATERAL		34,116,263

TOTAL INVESTMENTS — (100.0%)
(Cost $699,514,636)		$859,706,135

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (85.3%)
AUSTRALIA — (23.9%)
Abacus Property Group	7,018,032	$2,636,708
#Ale Property Group	527,695	1,094,303
#Ardent Leisure Group	972,184	1,256,045
Aspen Group	2,834,274	1,431,188
Astro Japan Property Group	1,277,939	426,441
*Australian Education Trust	280,584	136,914
#Bunnings Warehouse Property Trust	1,217,461	2,231,063
Carindale Property Trust NL	5,169	20,493
#Centro Retail Group	803,409	170,808
#CFS Retail Property Trust	8,244,035	14,536,858
Challenger Diversified Property Group	2,276,463	1,163,255
Challenger Wine Trust	24,925	6,480
Charter Hall Group	1,692,975	1,182,760
Charter Hall Office REIT	20,635,474	5,653,159
Charter Hall Retail REIT	6,744,130	3,442,314
Commonwealth Property Office Fund	8,386,613	7,149,081
#Cromwell Group NL	339,947	232,378
#Dexus Property Group	22,068,382	16,367,771
Galileo Japan Trust	696,166	24,894
GEO Property Group	542,289	114,030
Goodman Group	26,951,033	17,520,458
GPT Group	41,073,798	21,947,127
*GPT Group (B3WX9L1)	38,018,670	—
*Growthpoint Properties Australia NL	7,473	12,648
#ING Industrial Fund	9,847,597	3,896,292
ING Office Fund	11,448,968	6,425,538
#*Macquarie DDR Trust	3,374,461	199,833
*Mirvac Industrial Trust	826,524	30,224
*Prime Retirement & Aged Care Property Trust	116,309	8,311
Real Estate Capital Partners USA Property Trust	257,065	27,320
*Record Realty REIT	596,040	3,309
*Rubicon Europe Trust Group REIT	505,643	2,339
Stockland Trust Group	10,688,359	38,962,138
#*Tishman Speyer Office Fund	1,359,035	558,335
*Trafalgar Corporate Group, Ltd.	43,870	32,445
*Trinity Group	500,397	45,443
#*Valad Property Group	9,765,829	1,147,259
Westfield Group	6,397,056	75,558,255

TOTAL AUSTRALIA		225,654,217

BELGIUM — (1.4%)
*Aedifica NV	808	45,390
Befimmo SCA	54,310	4,149,444
#Cofinimmo SA	41,164	5,663,641
Intervest Offices NV	24,927	712,918
Leasinvest Real Estate SCA	4,799	402,326
Retail Estates NV	6,702	382,264
#Warehouses De Pauw SCA	43,725	1,923,334
Wereldhave Belgium NV	5,254	404,860

TOTAL BELGIUM		13,684,177

CANADA — (5.3%)
#Allied Properties REIT	66,917	1,383,399
#Artis REIT	81,728	934,908
#Boardwalk REIT	99,566	4,018,710
#Calloway REIT	178,888	3,777,464
#Canadian Apartment Properties REIT	135,100	1,901,880
#Canadian REIT	139,393	3,931,492

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Chartwell Seniors Housing REIT	380,899	$2,804,809
#Cominar REIT	95,800	1,811,693
Dundee REIT	52,700	1,333,324
#Extendicare REIT	235,431	2,132,275
#H&R REIT	514,146	8,806,990
*Huntingdon REIT	19,677	111,383
#Innvest REIT	245,782	1,657,419
Interrent REIT	13,900	20,184
#*Lanesborough REIT	29,600	17,192
#Morguard REIT	100,300	1,320,153
#Northern Property REIT	46,800	1,114,944
#Primaris Retail REIT	140,400	2,319,268
*Retrocom Mid-Market REIT	11,800	47,744
#Riocan REIT	523,568	9,999,231
Whiterock REIT	38,579	574,621

TOTAL CANADA		50,019,083

CHINA — (0.2%)
GZI REIT	2,561,000	1,103,936
RREEF China Commercial Trust	1,392,000	783,478

TOTAL CHINA		1,887,414

FRANCE — (13.2%)
#Acanthe Developpement SA	165,602	329,255
#Affine SA	18,702	459,243
#ANF SA	38,856	1,785,467
CeGeREAL SA	14,439	508,983
#Fonciere des Regions SA	109,029	11,282,142
*Gecina SA	82,372	8,468,753
#Icade SA	92,928	9,032,845
#Klepierre SA	436,930	15,056,790
Mercialys SA	115,470	3,875,762
Societe de la Tour Eiffel SA	25,320	1,932,837
#Societe Immobiliere de Location pour l’Industrie et le Commerce SA	60,852	7,169,165
Unibail-Rodamco SE	343,545	64,930,205

TOTAL FRANCE		124,831,447

GERMANY — (0.1%)
Alstria Office REIT AG	85,457	958,638

GREECE — (0.0%)
Eurobank Properties Real Estate Investment Co. S.A.	37,010	278,948

HONG KONG — (3.3%)
#Champion REIT	10,184,658	4,736,738
Link REIT (The)	9,542,543	23,532,677
#Prosperity REIT	4,931,000	877,834
Regal REIT	4,117,000	1,020,976
#Sunlight REIT	3,355,000	825,476

TOTAL HONG KONG		30,993,701

ITALY — (0.1%)
Immobiliare Grande Distribuzione SpA	469,740	831,515

JAPAN — (12.2%)
*Advance Residence Investment Corp.	2,747	3,918,646
#BLife Investment Corp.	146	683,801
Crescendo Investment Corp.	353	637,803
#DA Office Investment Corp.	873	2,207,086
#FC Residential Investment	50	134,802
#Frontier Real Estate Investment Corp.	555	4,271,087

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Fukuoka REIT Corp.	351	$2,241,457
Global One Real Estate Investment Co.	375	2,395,418
#Hankyu REIT, Inc.	329	1,511,269
*Industrial & Infrastructure Fund Investment Corp.	15	59,888
#Invincible Investment Corp.	1,189	214,096
Japan Excellent, Inc.	611	3,183,315
Japan Hotel and Resort, Inc.	329	640,846
Japan Logistics Fund, Inc.	536	4,286,991
Japan Office Investment Corp.	542	522,077
Japan Prime Realty Investment Corp.	2,401	5,722,641
#Japan Real Estate Investment Corp.	1,894	15,795,381
#Japan Rental Housing Investment, Inc.	193	261,831
Japan Retail Fund Investment	5,853	7,877,519
Japan Single-Residence REIT, Inc.	107	112,956
#Joint REIT Investment Corp.	335	995,158
Kenedix Realty Investment Corp.	890	2,921,591
MID REIT, Inc.	687	1,744,222
Mori Hills REIT Investment Corp.	492	1,099,970
#MORI TRUST Sogo REIT, Inc.	476	3,735,321
#Nippon Accommodations Fund, Inc.	496	2,591,298
Nippon Building Fund, Inc.	2,148	18,017,741
#Nippon Commercial Investment Corp.	1,025	1,195,152
Nippon Hotel Fund Investment Corp.	143	306,902
Nomura Real Estate Office Fund, Inc.	1,141	6,423,864
Nomura Real Estate Residential Fund, Inc.	328	1,399,035
Orix Jreit, Inc.	1,025	5,015,212
Premier Investment Co.	538	2,217,054
Prospect REIT Investment Corp.	146	142,117
#TOKYU REIT, Inc.	671	3,525,436
#Top REIT, Inc.	589	2,769,246
#United Urban Investment Corp.	765	4,976,815

TOTAL JAPAN		115,755,044

MALAYSIA — (0.1%)
Al-’Aqar KPJ REIT Berhad	53,800	17,965
Al-Hadharah Boustead REIT Berhad	178,100	75,800
*AmFirst REIT Berhad	111,100	41,449
Axis REIT Berhad	430,100	271,472
*Quill Capita Trust Berhad	11,600	3,839
Starhill REIT Berhad	829,700	225,890

TOTAL MALAYSIA		636,415

NETHERLANDS — (3.5%)
#Corio NV	228,188	13,201,283
Eurocommercial Properties NV	112,685	4,224,909
Nieuwe Steen Investments NV	145,138	2,950,247
Vastned Offices/Industrial NV	85,496	1,304,860
VastNed Retail NV	66,491	3,856,146
Wereldhave NV	90,120	7,535,179

TOTAL NETHERLANDS		33,072,624

NEW ZEALAND — (0.8%)
AMP NZ Office Trust	3,117,520	1,736,521
#Goodman Property Trust	2,886,442	2,093,207
ING Medical Properties Trust	242,897	215,462
ING Property Trust	1,650,351	923,916
#Kiwi Income Property Trust	3,340,441	2,448,873
Property for Industry, Ltd.	449,734	385,202

TOTAL NEW ZEALAND		7,803,181

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (5.7%)
Ascendas India Trust	1,405,000	$1,066,336
#Ascendas REIT	6,256,000	8,734,248
#Ascott Residence Trust	1,561,000	1,349,454
#Cambridge Industrial Trust	3,085,614	1,137,178
#CapitaCommercial Trust	8,208,000	7,178,045
CapitaMall Trust	9,580,300	13,513,327
#Capitaretail China Trust	1,918,000	1,729,707
#Cdl Hospitality Trusts	1,791,000	2,490,948
First REIT	143,000	88,088
#Frasers Centrepoint Trust	1,315,000	1,281,720
Frasers Commercial Trust	3,033,000	316,384
#K-REIT Asia	1,244,000	1,007,618
Lippo-Mapletree Indonesia Retail Trust	596,000	212,983
Macarthurcook Industrial REIT	549,000	91,381
#Mapletree Logistics Trust	5,902,250	3,759,777
#Parkway Life REIT	875,000	845,002
*Saizen REIT	74,000	8,851
#Starhill Global REIT	6,392,000	2,819,227
#Suntec REIT	6,015,000	6,053,541

TOTAL SINGAPORE		53,683,815

SOUTH AFRICA — (1.3%)
Capital Property Fund	1,417,528	1,379,492
Emira Property Fund	1,300,623	2,130,581
Fountainhead Property Trust	4,059,602	3,621,932
SA Corporate Real Estate Fund	8,522,632	3,337,534
Sycom Property Fund	548,188	1,558,935

TOTAL SOUTH AFRICA		12,028,474

TAIWAN — (0.5%)
Cathay No.1 REIT	5,284,000	1,856,544
Cathay No.2 REIT	2,405,000	836,890
*Fubon No.1 REIT	109,000	38,097
Fubon No.2 REIT	2,297,000	762,565
Gallop No.1 REIT	88,000	21,997
Shin Kong No.1 REIT	2,503,000	778,509
Trident REIT	40,000	10,578

TOTAL TAIWAN		4,305,180

TURKEY — (0.3%)
Is Gayrimenkul Yatirim Ortakligi AS	974,033	1,206,373
*Sinpas Gayrimenkul Yatirim Ortakligi AS	950,867	1,547,425

TOTAL TURKEY		2,753,798

UNITED KINGDOM — (13.4%)
A & J Mucklow Group P.L.C.	245,768	1,066,451
*Big Yellow Group P.L.C.	435,712	2,152,874
British Land Co. P.L.C.	3,283,041	23,314,012
Derwent London P.L.C.	487,068	10,733,570
Great Portland Estates P.L.C.	1,223,426	5,856,524
Hammerson P.L.C.	2,677,222	15,628,174
Land Securities Group P.L.C.	3,168,728	31,688,883
Liberty International P.L.C.	1,959,346	14,610,694
McKay Securities P.L.C.	301,723	685,651
Primary Health Properties P.L.C.	319,450	1,445,719
Segro P.L.C.	2,944,062	13,896,875
Shaftesbury P.L.C.	948,497	5,644,575
Town Centre Securities P.L.C.	65	151

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Workspace Group P.L.C.	1,408,408	$501,752

TOTAL UNITED KINGDOM		127,225,905

TOTAL COMMON STOCKS		806,403,576

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
#* Fonciere des Regions SA Warrants 12/31/10	82,375	77,323

	Face Amount (000)	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $3,005,000 FNMA 1.213%(v), 11/25/39, valued at $2,586,295) to be repurchased at $2,544,040	$2,544	2,544,000

	Shares/ Face Amount (000)
SECURITIES LENDING COLLATERAL — (14.4%)
§@DFA Short Term Investment Fund	134,696,061	134,696,061
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $2,052,296) to be repurchased at $2,026,083	$2,026	2,026,053

TOTAL SECURITIES LENDING COLLATERAL		136,722,114

TOTAL INVESTMENTS — (100.0%)
(Cost $1,130,522,057)		$945,747,013

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (88.5%)
AUSTRALIA — (6.7%)
Adelaide Brighton, Ltd.	7,628,267	$20,519,814
*Aditya Birla Minerals, Ltd.	1,798,940	1,756,346
Adtrans Group, Ltd.	123,192	401,110
#*AED Oil, Ltd.	513,075	271,807
Aevum, Ltd.	425,407	476,417
#AJ Lucas Group, Ltd.	467,259	1,120,287
#Alesco Corp., Ltd.	1,965,343	5,362,466
*Altium, Ltd.	38,213	9,375
*Amadeus Energy, Ltd.	2,052,240	406,958
Amalgamated Holdings, Ltd.	1,857,200	10,125,826
#Amcom Telecommunications, Ltd.	5,033,436	1,550,268
AP Eagers, Ltd.	83,796	967,266
#APN News & Media, Ltd.	3,546,448	7,958,745
Ariadne Australia, Ltd.	355,965	79,943
#Ausdrill, Ltd.	3,478,268	6,600,727
#Ausenco, Ltd.	33,457	148,954
#Austal, Ltd.	654,587	1,430,318
#Austereo Group, Ltd.	6,361,682	9,993,322
#*Australian Agricultural Co., Ltd.	5,659,228	6,738,418
Australian Pharmaceutical Industries, Ltd.	1,091,230	559,912
*Australian Worldwide Exploration, Ltd.	8,308,662	18,777,558
Automotive Holdings Group NL	368,640	923,155
*Avexa, Ltd.	164,015	18,727
*AVJennings, Ltd.	28,651	12,355
*AWB, Ltd.	13,522,637	12,785,241
#Bank of Queensland, Ltd.	444,986	5,155,700
#Beach Petroleum, Ltd.	19,305,692	13,891,040
Bendigo Bank, Ltd.	636,805	5,758,548
Bendigo Mining, Ltd.	3,716,063	871,018
*Bisalloy Steel Group, Ltd.	1,611,325	339,655
#*Boom Logistics, Ltd.	3,815,230	1,170,643
*Bravura Solutions, Ltd.	117,759	12,861
Breville Group, Ltd.	2,383,004	4,931,428
Brickworks, Ltd.	266,159	3,182,175
BSA, Ltd.	1,528,592	295,512
Calliden Group, Ltd.	4,166,068	962,899
#*Cape Lambert Iron Ore, Ltd.	3,582,386	1,502,349
*Capral, Ltd.	84,588	16,779
Cardno, Ltd.	1,794	7,252
*CDS Technologies, Ltd.	15,209	—
Centennial Coal Co., Ltd.	3,018,161	11,745,633
Challenger Financial Services Group, Ltd.	4,305,538	16,338,850
Chandler Macleod Group, Ltd.	8,917	1,980
*Circadian Technologies, Ltd.	144,361	97,833
#*Citigold Corp., Ltd.	9,990,879	1,194,119
*Clive Peeters, Ltd.	41,040	8,269
Clough, Ltd.	3,351,781	2,797,497
*Coal of Africa, Ltd.	1,057,143	2,286,086
Coffey International, Ltd.	42,085	50,382
Collection House, Ltd.	24,344	16,586
#*Cooper Energy, Ltd.	976,897	471,300
#Coventry Group, Ltd.	578,498	1,089,280
#Crane Group, Ltd.	2,354,021	19,570,713
#Credit Corp. Group, Ltd.	34,706	83,647
#*Deep Yellow, Ltd.	4,239,477	805,483
#*Devine, Ltd.	5,641,674	1,685,363
DKN Financial Group, Ltd.	3,703	2,471
Downer EDI, Ltd.	1,829,034	11,693,643

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Elders, Ltd.	8,945,952	$9,809,126
Emeco Holdings, Ltd.	7,500,080	4,724,062
*eServGlobal, Ltd.	319,194	143,363
*Ferraus, Ltd.	4,909	4,095
#FKP Property Group, Ltd.	15,003,657	11,728,144
*Forest Enterprises Australia, Ltd.	10,714,725	446,145
*Funtastic, Ltd.	514,138	119,539
Gazal Corp., Ltd.	94,845	133,834
*Geodynamics, Ltd.	1,197,053	650,924
*Globe International, Ltd.	17,790	7,586
Goodman Fielder, Ltd.	19,890,594	26,699,018
Gowing Bros., Ltd.	2,332	5,291
#Graincorp, Ltd. Series A	1,177,167	6,262,782
#Gunns, Ltd.	15,479,938	7,431,296
#GWA International, Ltd.	3,907,705	11,432,113
Hastie Group, Ltd.	1,879,746	2,974,743
Healthscope, Ltd.	2,100,407	8,437,281
*Heron Resources, Ltd.	673,833	145,625
#*HFA Holdings, Ltd.	946,059	214,694
HGL, Ltd.	553,377	558,601
Hillgrove Resources, Ltd.	1,294,622	442,707
#Hills Industries, Ltd.	404,317	930,632
*Hudson Investment Group, Ltd.	297,500	28,904
*Hutchison Telecommunications Australia, Ltd.	93,522	9,075
IDT Australia, Ltd.	54,605	39,770
iiNet, Ltd.	501,740	1,276,888
#*Iluka Resources, Ltd.	6,767,030	28,815,665
*Imdex, Ltd.	657,192	473,517
#Infigen Energy, Ltd.	1,244,178	1,119,857
Ioof Holdings, Ltd.	2,162,141	13,076,768
#iSOFT Group, Ltd.	2,674,572	1,335,671
Jetset Travelworld, Ltd.	2,910	2,767
K&S Corp., Ltd.	107,156	268,752
#*Kagara, Ltd.	2,381,223	1,627,015
*Lednium, Ltd.	438,495	32,459
Lemarne Corp., Ltd.	90,841	353,562
MacMahon Holdings, Ltd.	7,051,824	4,674,796
*Macquarie Telecom Group, Ltd.	30,330	136,967
#*Marion Energy, Ltd.	1,337,265	51,294
Maryborough Sugar Factory, Ltd.	8,938	14,667
MaxiTRANS Industries, Ltd.	4,475,625	1,511,991
McPherson’s, Ltd.	1,288,614	3,762,346
#*MEO Australia, Ltd.	2,861,721	950,948
*Mercury Mobility, Ltd.	634,701	24,041
*Metals X, Ltd.	124,035	15,758
#*Minara Resources, Ltd.	4,076,237	3,259,745
#*Mineral Deposits, Ltd.	5,084,990	4,462,873
#*Moly Mines, Ltd.	336,341	252,792
*Mosaic Oil NL	3,454,286	314,930
Namoi Cotton Cooperative, Ltd.	801,979	285,601
National Can Industries, Ltd.	18,850	20,930
#Nomad Building Solutions, Ltd.	476,552	95,176
Oaks Hotels & Resorts, Ltd.	77,312	32,845
*Otto Energy, Ltd.	580,068	50,480
*Pacific Brands, Ltd.	29,002,108	31,673,011
Panoramic Resources, Ltd.	210,000	481,622
#*Paperlinx, Ltd.	12,886,570	8,865,747
*Payce Consolidated, Ltd.	179,001	249,273
*Petsec Energy, Ltd.	643,705	175,279
#Photon Group, Ltd.	1,439,510	1,546,582
*Plantcorp NL	14,403	—

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*PMP, Ltd.	7,058,639	$4,585,936
PPK Group, Ltd.	613,000	263,672
#Premier Investments, Ltd.	722,776	4,779,173
Primary Health Care, Ltd.	5,481,018	20,525,062
Prime Media Group, Ltd.	2,870,888	2,061,095
*PrimeAg Australia, Ltd.	325,412	341,245
Programmed Maintenance Service, Ltd.	1,110,583	3,469,719
RCR Tomlinson, Ltd.	113,053	115,072
*Regional Express Holdings, Ltd.	21,861	24,679
#*Resolute Mining, Ltd.	3,503,662	3,735,139
*Resource Generation, Ltd.	151,377	85,752
*RHG, Ltd.	412,619	260,450
Ridley Corp., Ltd.	8,503,414	9,469,856
#*Roc Oil Co., Ltd.	8,300,570	3,325,162
*Ruralco Holdings, Ltd.	5,076	13,389
#*Service Stream, Ltd.	1,579,662	426,741
*Seven Group Holdings, Ltd.	1,749,725	12,061,709
Sigma Pharmaceuticals, Ltd.	13,168,932	5,444,450
Skilled Group, Ltd.	422,577	528,690
Southern Cross Media Group NL	4,315,853	8,657,693
#SP Telemedia, Ltd.	1,669,898	3,418,649
#*Sphere Minerals, Ltd.	532,644	950,369
Spotless Group, Ltd.	1,214,110	3,144,616
#*St. Barbara, Ltd.	711,429	177,137
Straits Resources, Ltd.	3,409,460	3,895,308
*Strike Resources, Ltd.	278,159	197,632
#STW Communications Group, Ltd.	3,340,217	2,701,626
*Sunland Group, Ltd.	5,108,129	3,577,047
#*Swick Mining Services, Ltd.	143,281	57,544
*Tap Oil, Ltd.	2,840,433	2,854,288
#Tassal Group, Ltd.	586,386	883,898
*Ten Network Holdings, Ltd.	105,123	175,118
*Thakral Holdings Group, Ltd.	11,336,632	4,370,687
#*Timbercorp, Ltd.	5,751,689	—
#*Toro Energy, Ltd.	1,178,020	119,452
#Tower Australia Group, Ltd.	5,409,145	12,982,486
*Transpacific Industries Group, Ltd.	2,758,002	3,188,604
#Troy Resources NL	50,914	113,885
Trust Co., Ltd.	31,942	183,600
Tutt Bryant Group, Ltd.	5,397	3,392
#UXC, Ltd.	4,852,898	2,160,216
#Village Roadshow, Ltd.	1,765,904	4,052,470
*Virgin Blue Holdings, Ltd.	23,640,243	12,764,519
Vision Group Holdings, Ltd.	408,270	212,507
Watpac, Ltd.	292,730	378,031
#*Wattyl, Ltd.	2,753,935	2,124,336
*Webster, Ltd.	470,260	199,731
#WHK Group, Ltd.	452,562	460,434
Wide Bay Australia, Ltd.	21,473	220,574

TOTAL AUSTRALIA		567,447,114

AUSTRIA — (1.0%)
Agrana Beteiligungs AG	90,761	9,030,664
Allgemeine Sparkasse Baugesellschaft AG	120	21,033
#*A-TEC Industries AG	202,339	2,716,233
*Austriamicrosystems AG	30,633	1,200,629
#Flughafen Wien AG	165,182	9,268,147
*Frauenthal Holding AG	13,080	135,479
Lenzing AG	4,089	1,727,245
Linz Textil Holding AG	212	62,805
#Mayr-Melnhof Karton AG	123,968	12,056,121

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRIA — (Continued)
Oberbank AG	39,030	$2,251,428
#Strabag SE	234,934	6,116,902
Uniqa Versicherungen AG	91,511	1,853,309
#*Wienerberger AG	1,882,920	35,003,545
*Wolford AG	29,945	657,650
#*Zumtobel AG	185,736	4,005,139

TOTAL AUSTRIA		86,106,329

BELGIUM — (1.3%)
Ackermans & van Haaren NV	141,005	9,733,982
*Agfa-Gevaert NV	1,922,398	14,259,597
*Banque Nationale de Belgique SA	3,999	21,233,224
*Barco NV	138,242	7,459,271
Bekaert SA	29,296	5,237,935
#Compagnie d’Entreprises CFE	37,394	2,076,262
*Compagnie Immobiliere de Belgique SA	44,570	1,781,428
*Connect Group NV	25,714	79,807
D’Ieteren SA	43,782	20,508,764
#Euronav SA	182,939	4,040,235
Floridienne SA	1,881	279,282
*Gimv NV	6,791	368,051
Jensen-Group NV	47,940	487,284
#*Nyrstar NV	103,460	1,342,677
*Option NV	228,240	177,215
*Papeteries Catala SA	450	32,953
*RealDolmen NV	3,270	72,951
Recticel SA	386,395	4,097,914
*Roularta Media Group NV	5,059	127,957
SAPEC SA	8,276	649,435
#Sioen Industries NV	88,653	550,634
#*Spector Photo Group SA	58,991	60,104
*Systemat-Datarelay SA	84,632	630,275
Tessenderlo Chemie NV	467,806	14,979,256
*VPK Packaging Group SA	725	26,124
*Zenitel VVPR	16,397	10,477

TOTAL BELGIUM		110,303,094

CANADA — (9.3%)
*20-20 Technologies, Inc.	7,700	26,607
Aastra Technologies, Ltd.	4,300	116,453
*Advantage Oil & Gas, Ltd.	2,305,097	16,383,934
*Ainsworth Lumber Co., Ltd.	8,520	37,744
Akita Drilling, Ltd.	7,500	68,739
*Alexis Minerals Corp.	1,074,158	306,661
Algonquin Power & Utilities Corp.	153,050	667,466
*Altius Minerals Corp.	33,641	335,483
*Amerigo Resources, Ltd.	1,065,643	933,670
*Anderson Energy, Ltd.	1,927,293	2,276,778
Andrew Peller, Ltd.	19,200	152,723
#*Antrim Energy, Inc.	1,362,032	1,407,889
#*Anvil Mining, Ltd.	1,535,675	5,548,265
*Atna Resource, Ltd.	79,567	43,864
*ATS Automation Tooling System, Inc.	1,503,660	10,376,705
*AXIA NetMedia Corp.	23,749	44,421
*Baffinland Iron Mines Corp.	2,861,525	1,633,869
*Baja Mining Corp.	559,029	467,784
#*Ballard Power Systems, Inc.	1,931,547	4,582,623
*BlackPearl Resources, Inc.	256,900	806,764
*Boralex, Inc. Class A	462,452	4,329,512
*Brampton Brick, Ltd. Series A	9,900	66,663
*Breakwater Resources, Ltd.	6,158,918	2,607,142

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Canaccord Capital, Inc.	200,600	$2,073,538
Canam Group, Inc.	827,000	6,789,900
#*Candente Copper Corp.	78,365	34,716
*Candente Gold Corp.	15,673	11,572
#*Canfor Corp.	2,137,213	21,923,370
*Cangene Corp.	4,662	16,981
Cascades, Inc.	1,888,696	14,725,805
*Catalyst Paper Corp.	8,412,025	2,318,731
CCL Industries, Inc. Class B	216,800	6,144,588
*CE Franklin, Ltd.	800	5,513
*Celestica, Inc.	4,081,842	40,263,887
*Chariot Resouces, Ltd.	1,205,030	771,086
*CIC Energy Corp.	845	1,373
#*Cinch Energy Corp.	353,048	434,446
#*Clarke, Inc.	411,711	1,463,159
#*Claude Resources, Inc.	40,848	53,483
*Coalcorp Mining, Inc.	221,050	32,642
#Cogeco Cable, Inc.	116,300	4,043,824
#*Compton Petroleum Corp.	2,602,800	2,485,446
*Connacher Oil & Gas, Ltd.	5,436,433	9,365,778
*Consolidated Thompson Iron Mines, Ltd.	108,560	923,369
*Coolbrands International, Inc.	384,921	488,825
*Corridor Resources, Inc.	14,766	85,619
Corus Entertainment, Inc. Class B	50,900	1,024,715
*Crew Energy, Inc.	785,152	14,106,147
*Crocotta Energy, Inc.	22,299	39,733
*Crowflight Minerals, Inc.	318,172	65,777
#*Crystallex International Corp.	844,190	340,734
Dalsa Corp.	200,800	2,099,327
*Delphi Energy Corp.	1,274,600	3,563,560
#*Denison Mines Corp.	3,612,560	5,761,318
Dorel Industries, Inc. Class B	842,000	29,815,653
*Dundee Precious Metals, Inc.	836,308	3,334,364
*Eastern Platinum, Ltd.	3,713,162	5,263,785
E-L Financial Corp., Ltd.	477	225,422
Enghouse Systems, Ltd.	8,500	72,883
#*Epsilon Energy, Ltd.	292,967	810,432
Equitable Group, Inc.	32,994	789,284
Exco Technologies, Ltd.	52,600	150,167
*EXFO, Inc.	45,688	278,860
#*Fairborne Energy, Ltd.	1,156,301	5,042,738
*Flint Energy Services, Ltd.	581,700	7,679,265
*Formation Capital Corp.	150,263	190,824
Forzani Group, Ltd. Class A	399,300	6,537,073
*Fronteer Development Group, Inc.	774,410	4,764,779
#*Galleon Energy, Inc. Class A	1,203,010	8,349,302
*Genesis Land Development Corp.	6,854	27,867
Gennum Corp.	58,461	463,291
*Glacier Media, Inc.	15,600	37,165
*Golden Star Resources, Ltd.	3,642,326	16,529,950
Groupe Aeroplan, Inc.	2,873,505	31,399,789
Guardian Capital Group, Ltd.	200	1,609
#*Harry Winston Diamond Corp.	632,021	6,949,867
*Hemisphere GPS, Inc.	806,520	674,879
*Heroux-Devtek, Inc.	359,489	2,112,768
*Horizon North Logistics, Inc.	93,783	180,032
*HudBay Minerals, Inc.	1,963,988	24,980,040
#*Imperial Metals Corp.	13,621	264,428
*Innergex Renewable Energy, Inc.	2,500	22,642
*Insignia Energy, Ltd.	122,324	246,864
*Intermap Technologies, Ltd.	16,600	22,879

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*International Forest Products, Ltd. Series A	707,591	$3,838,183
*Intertape Polymer Group, Inc.	720,261	2,290,257
#*Iteration Energy, Ltd.	2,781,286	4,627,263
*Ivernia, Inc.	709,028	321,080
*Katanga Mining, Ltd.	985,469	1,164,169
Kingsway Financial Services, Inc.	999,791	2,185,013
*Laramide Resources, Ltd.	106,423	128,864
#Laurentian Bank of Canada	689,000	29,925,852
Linamar Corp.	967,916	19,419,303
#*Linear Gold Corp.	92,400	161,004
*Lundin Mining Corp.	6,435,486	30,346,503
Maple Leaf Foods, Inc.	407,250	3,864,826
*March Networks Corp.	41,097	154,953
*Martinrea International, Inc.	1,217,800	11,017,505
*Maxim Power Corp.	3,832	12,487
#*MDS, Inc.	2,954,471	26,409,329
*Mega Uranium, Ltd.	1,218,452	671,720
Methanex Corp.	58,000	1,349,222
*MGM Energy Corp.	118,477	22,160
#*Midnight Oil Exploration, Ltd.	90,700	100,004
*Miranda Technologies, Inc.	29,759	151,168
Mullen Group, Ltd.	673,024	10,130,475
*Nautilus Minerals, Inc.	284,527	520,989
#*New Gold, Inc.	6,380,120	37,371,248
#Newalta Corp.	425,823	4,212,956
#*Northgate Minerals Corp.	1,417,300	4,604,341
Nuvista Energy, Ltd.	370,707	4,455,929
#*OceanaGold Corp.	2,309,834	5,616,549
*Open Range Energy Corp.	28,200	49,693
#*OPTI Canada, Inc.	5,697,042	12,843,302
#*Orleans Energy, Ltd.	752,815	2,186,261
*Orvana Minerals Corp.	565,178	723,303
*Paramount Resources, Ltd. Class A	682,750	11,795,887
*Patheon, Inc.	1,800	4,643
#*Petrolifera Petroleum, Ltd.	505,091	442,539
*Phoscan Chemical Corp.	645,833	254,315
*Polaris Miner Corp.	65,404	139,075
Progress Energy Resources Corp.	167,631	2,008,338
*ProspEx Resources, Ltd.	509,008	686,494
*Pulse Seismic, Inc.	977,500	1,424,198
*QLT, Inc.	1,002,834	6,338,053
#*Quadra Mining, Ltd.	503,900	7,649,279
*Quest Capital Corp.	2,201,744	2,947,797
*Richmont Mines, Inc.	246,377	1,135,110
*Rock Energy, Inc.	37,400	189,614
*RONA, Inc.	2,225,426	38,010,574
#Russel Metals, Inc.	83,880	1,760,506
*Sabina Gold & Silver Corp.	71,239	93,975
*Samuel Manu-Tech, Inc.	55,000	300,773
#Savanna Energy Services Corp.	1,508,451	9,696,973
Sherritt International Corp.	5,573,711	43,347,428
*Shore Gold, Inc.	2,135,500	1,807,964
*Sierra Wireless, Inc.	516,756	4,186,751
#*Sprott Resource Corp.	211,654	929,294
*Stornoway Diamond Corp.	2,065,950	1,220,289
*SunOpta, Inc.	11,224	50,827
*TLC Vision Corp.	829,259	—
#Torstar Corp. Class B	197,244	2,168,946
Total Energy Services, Inc.	87,842	795,576
Transcontinental, Inc. Class A	916,209	11,418,789
Trinidad Drilling, Ltd.	1,691,869	10,059,942

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Twin Butte Energy, Ltd.	882,952	$1,312,520
*U308 Corp.	152,307	64,473
#*Uranium One, Inc.	1,236,500	3,128,377
*Ur-Energy, Inc.	979,000	905,946
*Vector Aerospace Corp.	77	475
*Vero Energy, Inc.	404,381	2,707,020
*Viterra, Inc.	1,518,917	12,859,506
*Vitran Corp., Inc.	4,000	60,524
#*West Energy, Ltd.	810,134	4,218,949
#West Fraser Timber Co., Ltd.	499,801	21,649,187
*Western Coal Corp.	45,300	261,329
Western Financial Group, Inc.	152,066	458,084
*Westjet Airlines, Ltd.	100,365	1,333,853
Wi-Lan, Inc.	1,440,239	4,253,512
Winpak, Ltd.	22,642	213,536
*Xceed Mortgage Corp.	155,600	261,937
*Xtreme Coil Drilling Corp.	48,905	182,948
*Yukon-Nevada Gold Corp.	735,605	170,178

TOTAL CANADA		787,681,836

DENMARK — (0.5%)
*Aktieselskabet Morso Bank A.S.	240	19,643
*Aktieselskabet Skjern Bank A.S.	2,002	51,257
*Alm. Brand A.S.	196,001	2,827,156
*Amagerbanken A.S.	200,691	1,320,007
*Andersen & Martini A.S. Series B	3,500	25,314
#Arkil Holdings A.S. Series B	920	121,250
#Auriga Industries A.S. Series B	95,944	1,697,137
*Brodrene Hartmann A.S. Series B	58,265	1,077,728
*Brondbyernes IF Fodbold A.S. Series B	57,563	276,527
*Capinordic A.S.	342,708	89,227
#D/S Norden A.S.	66,841	3,067,098
*Dalhoff, Larson & Horneman A.S. Series B	77,999	351,739
*DFDS A.S.	69,076	5,173,532
*DiBa Bank A.S.	7,224	93,588
*Djursland Bank A.S.	6,785	175,274
East Asiatic Co., Ltd. A.S.	13,740	377,667
*Fionia Holding A.S.	24,036	—
*GN Store Nord A.S.	501,040	4,041,438
*GPV Industi A.S.	6,000	32,200
#*Greentech Energy Systems A.S.	389,402	1,222,415
*H&H International A.S. Series B	56,509	721,865
Harboes Bryggeri A.S.	16,911	341,397
#Hojgaard Holding A.S. Series B	15,113	638,098
*Jeudan A.S.	124	10,202
*Jyske Bank A.S.	16,425	663,404
*Lan & Spar Bank A.S.	5,706	293,491
*Max Bank A.S.	3,110	35,693
*Migatronic A.S. Series B	1,321	32,560
*Mons Bank A.S.	1,970	47,523
*Nordjyske Bank A.S.	13,580	275,493
*Norresundby Bank A.S.	5,455	171,154
NTR Holdings A.S.	3,950	36,804
*Ostjydsk Bank A.S.	78	5,791
Per Aarsleff A.S. Series B	29,507	2,746,126
*Salling Bank A.S.	600	40,683
*Sanistal A.S. Series B	10,074	140,087
Schouw & Co. A.S.	269,185	6,450,988
*Selskabet af 27. november 2008 A.S.	6,993	—
#*Sjaelso Gruppen A.S.	144,802	283,401
*Skaelskor Bank A.S.	2,308	9,162

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
*Skako Industries A.S.	19,850	$146,861
*Skandinavian Brake Systems A.S.	1,925	22,454
*Spar Nord Bank A.S.	14,571	167,222
*Sparbank A.S.	14,025	270,774
*Sparekassen Faaborg A.S.	3,017	464,270
Thrane & Thrane A.S.	456	15,257
#*TK Development A.S.	234,167	1,142,375
*TopoTarget A.S.	455,878	392,855
#Torm A.S.	557,892	6,029,171
Torm A.S. ADR	7,210	77,940
*Totalbanken A.S.	3,000	62,754
*Vestfyns Bank A.S.	500	49,479
*Vestjysk Bank A.S.	122,277	2,046,896

TOTAL DENMARK		45,872,427

FINLAND — (2.9%)
#*Ahlstrom Oyj	38,067	595,496
*Alandsbanken AB Series A	5,700	249,305
*Amanda Capital Oyj	190,425	433,579
#Amer Sports Oyj Series A	549,189	6,468,729
#Atria P.L.C.	49,376	796,614
Cargotec Oyj Series B	133,135	4,268,433
*Componenta Oyj	93,200	705,319
#Cramo Oyj	203,208	4,059,743
#Digia P.L.C.	71,020	533,933
*Efore Oyj	128,440	149,714
*Elcoteq SE	305,366	840,341
*Elektrobit Corp. Oyj	11,512	18,081
*Finnair Oyj	854,902	4,861,964
*Finnlines Oyj	614,000	6,423,673
Fiskars Oyj Abp Series A	168,768	2,641,765
#HKScan Oyj	277,762	3,290,615
Huhtamaki Oyj	1,826,851	21,250,006
#Kemira Oyj	1,754,896	21,531,861
Kesko Oyj	92,641	3,591,304
Laennen Tehtaat Oyj	60,135	1,414,638
*Lemminkainen Oyj	72,800	2,681,788
#*M-Real Oyj Series B	1,715,776	5,961,754
Neomarkka Oyj	10,568	96,968
Okmetic Oyj	318,661	1,555,437
Olvi Oyj Series A	77,012	2,760,323
#Outokumpu Oyj	2,864,481	60,242,339
*PKC Group Oyj	11,995	176,700
#Pohjola Bank P.L.C.	3,363,010	36,730,623
#Raisio P.L.C.	1,461,646	5,345,577
#Rautaruukki Oyj Series K	1,108,900	23,252,534
Raute Oyj Series A	26,100	282,734
*Scanfil Oyj	11,900	44,356
*Stonesoft Oyj	187,424	224,195
Tecnomen Lifetree Oyj	1,250,943	1,494,365
*Tiimari P.L.C.	41,750	70,720
#*Tikkurila Oyj	438,724	9,258,615
*Trainers’ House P.L.C.	107,000	64,060
Trctia Oyj	267,632	330,558
Tulikivi Oyj	19,850	44,085
Turkistuottajat Oyj	14,600	165,266
Viking Line Abp	17,170	751,939
Yit Oyj	307,321	6,491,080

TOTAL FINLAND		242,151,129

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (5.8%)
#*Altran Technologies SA	583,719	$2,803,308
*Archos SA	1,680	9,168
Arkema SA	1,028,400	42,901,764
*Atari SA	160,273	893,184
#*Atos Origin SA	737,326	37,361,997
Aubay SA	68,462	458,110
Bonduelle SA	53,436	5,766,677
*Bongrain SA	158,857	12,453,343
Burelle SA	11,385	1,815,464
Carbone Lorraine SA	101,472	3,702,609
CEGID Group SA	11,472	312,308
#Ciments Francais SA	30,120	3,042,432
*Club Mediterranee SA	398,868	6,681,523
#*Compagnie Generale de Geophysique-Veritas SA	585,184	17,617,724
Damartex SA	800	21,735
Delachaux SA	13,940	889,090
Esso S.A.F.	22,557	3,011,452
Establissements Maurel et Prom SA	176,240	2,725,051
#*Etam Developpement SA	39,119	1,613,361
Euler Hermes SA	53,426	4,419,071
*Euro Disney SCA	114,099	714,913
Fleury Michon SA	17,956	881,754
*Flo Groupe SA	61,493	370,844
#Fromageries Bel SA	3,875	714,880
#*Gascogne SA	20,822	972,822
Gaumont SA	22,166	1,684,747
Gevelot SA	4,329	157,596
GFI Informatique SA	897,652	3,449,188
GIFI SA	5,767	383,381
Ginger Groupe Ingenierie Europe SA	10,575	249,508
GL Events SA	4,483	125,471
*Groupe Eurotunnel SA	514,283	4,696,237
*Groupe Gorge SA	311	2,879
Groupe Guillin SA	480	42,989
*Groupe Partouche SA	5,188	18,609
#Groupe Steria SCA	386,859	12,152,020
Guyenne et Gascogne SA	84,166	8,658,077
#Haulotte Group SA	24,376	286,996
Havas SA	8,111,619	43,445,214
*Henri Maire SA	1,252	12,836
#Idsud SA	2,129	70,495
*Immobiliere et Hoteliere SA	27,700	47,577
*IMS International Metal Service SA	174,174	2,967,511
#Korian SA	5,118	125,450
*Lafuma SA	20,797	353,514
#Lisi SA	54,099	3,348,092
#*Manitou BF SA	1,429	25,341
#Manutan International SA	24,370	1,524,244
*MGI Coutier SA	10,254	329,030
*Montupet SA	168,782	1,175,436
Mr. Bricolage SA	125,040	2,426,467
#Nexans SA	593,945	46,821,109
Nexity SA	279,933	10,226,148
#*Orco Property Group SA	72,287	708,259
#*Osiatis SA	1,618	8,935
Paris Orleans et Cie SA	9,374	240,191
Pierre & Vacances SA	77,783	6,277,151
#Plastic Omnium SA	191,949	8,401,287
*Plastivaloire SA	32,225	630,571
PSB Industries SA	14,760	453,990
Rallye SA	413,283	15,204,136

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Recylex SA	57,097	$621,197
#Remy Cointreau SA	310,100	16,769,555
*Rexel SA	888,850	15,075,822
Robertet SA	1,630	204,693
*Rodriguez Group SA	27,733	194,226
#*Rougier SA	10,353	376,146
Sabeton SA	18,460	296,374
SAM SA	600	22,044
SAMSE SA	243	21,687
#SCOR SE	575,657	13,579,065
#Securidev SA	16,908	394,702
Signaux Girod SA	6,528	648,844
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	312	122,543
Societe de Developpement Regional de la Bretagne SA	12,398	21,436
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	70,640	4,595,103
#*Societe Industrielle D’Aviations Latecoere SA	92,999	707,033
#*Soitec SA	1,150,443	15,823,529
Sperian Protection SA	131,095	12,276,046
*Spir Communication SA	9,585	258,786
Sucriere de Pithiviers Le Vieil SA	3,377	3,138,171
#*Technicolor SA	8,968,891	9,392,616
#Teleperformance SA	347,502	12,147,658
#*Theolia SA	36,952	142,362
*Tivoly SA	1,755	26,841
Tonnellerie Francois Freres SA	5,958	225,523
*Trigano SA	76,085	1,811,850
*Valeo SA	1,385,088	46,328,306
#Vilmorin & Cie SA	39,573	3,806,650
Vranken Pommery Monopole SA	69,559	3,151,213
Zueblin Immobiliere France SA	6,841	33,928

TOTAL FRANCE		491,099,215

GERMANY — (5.5%)
A.S. Creation Tapeton AG	21,970	899,574
*AAP Implantate AG	61,114	125,464
*Aareal Bank AG	216,466	4,723,116
*ADVA AG Optical Networking	224,610	1,238,583
#*Air Berlin P.L.C.	2,397	12,818
*Analytik Jena AG	89,486	1,177,365
Andreae-Noris Zahn AG	37,245	1,182,762
Augusta Technologie AG	95,227	1,413,592
#Aurubis AG	1,148,031	58,134,202
Baader Bank AG	431,764	1,929,512
#*Balda AG	25,724	105,756
*Beate Uhse AG	84,361	66,448

Bechtle AG	192,431	5,738,673
*Beta Systems Software AG	62,550	218,524
Bilfinger Berger AG	956,696	63,447,927
*Biolitec AG	30,051	160,860
Biotest AG	53,448	2,647,742
*BMP AG	9,755	9,715
*Boewe Systec AG	15,333	154,313
*Borussia Dortmund GmbH & Co. KGaA	362,701	553,367
Cewe Color Holding AG	34,872	1,296,760
*Cinemaxx AG	3,100	10,009
Comdirect Bank AG	461,387	5,013,128
*Conergy AG	179,264	187,495
*Constantin Medien AG	376,695	902,681
*CropEnergies AG	12,594	62,783
D. Logistics AG	414,875	645,726
DAB Bank AG	61,779	380,376

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Data Modul AG	21,314	$292,192
*DEAG Deutsche Entertainment AG	188,815	444,820
*Deutsche Wohnen AG	232,526	2,086,603
*Deutz AG	872,755	4,968,529
*Dierig Holding AG	8,750	101,833
*Dr. Hoenle AG	31,549	273,386
Duerr AG	138,957	3,307,137
DVB Bank SE	155,010	5,170,059
Eckert & Ziegler AG	75,090	2,017,799
*Elmos Semiconductor AG	67,127	590,607
Energiekontor AG	116,851	554,278
*Evotec AG	616,801	1,598,723
*Freenet AG	495,002	5,779,447
Gesco AG	11,877	619,928
#GFT Technologies AG	333,736	1,362,369
#Gildemeister AG	625,025	8,453,643
#*Grammer AG	83,115	1,030,448
Grenkeleasing AG	6,370	276,287
#*Heidelberger Druckmaschinen AG	1,128,830	9,460,914
*Hoeft & Wessel AG	64,435	326,375
Indus Holding AG	65,850	1,359,813
Isra Vision Systems AG	32,824	594,184
#*IVG Immobilien AG	1,307,600	10,351,031
#*Jenoptik AG	839,839	4,831,903
*Kampa AG	156,071	34,495
#*Kizoo AG	26,710	306,265
#*Kloeckner & Co. SE	824,675	21,858,724
#Kontron AG	374,281	3,569,573
#Krones AG	160,803	9,206,894
KSB AG	6,000	3,730,447
#*Kuka AG	198,444	3,009,293
KWS Saat AG	34,005	5,547,624
Lanxess AG	1,049,103	49,543,537
Leifheit AG	56,759	1,327,949
Leoni AG	452,230	10,471,053
Loewe AG	60,672	748,525
*LPKF Laser & Electronics AG	7,700	77,516
*M & S Elektronik AG	19,600	209
Mannheimer AG Holding	27,000	118,176
Mediclin AG	845,838	4,097,548
#Medion AG	413,316	5,441,784
*Mosaic Software AG	12,800	511
*Nexus AG	235,087	938,297
*Norddeutsche Steingut AG	10,182	67,375
Nordwest Handel AG	11,313	107,825
#*Pfleiderer AG	1,105,768	6,814,881
*PNE Wind AG	3,094	9,662
Praktiker Bau-und Heimwerkermaerkte Holding AG	899,923	9,151,436
Progress-Werk Oberkirch AG	1,159	41,274
#*Q-Cells SE	124,754	1,147,889
*QSC AG	74,802	146,575
REALTECH AG	43,512	483,037
Rheinmetall AG	482,624	33,594,660
*Rohwedder AG	44,910	12,094
Ruecker AG	25,400	219,120
*Schlott Sebaldus AG	62,207	318,155
*Senator Entertainment AG	10,730	4,651
*Silicon Sensor International AG	14,797	139,692
#*Singulus Technologies AG	738,042	5,975,957
Sixt AG	128,471	3,768,897
*Sky Deutschland AG	1,923,678	4,154,389

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Solon SE	94,063	$651,707
*Stoehr & Co. AG	44,310	110,467
Suedzucker AG	1,035,330	21,089,532
#*Suss Microtec AG	337,217	2,025,296
Syzygy AG	148,692	749,381
*Technotrans AG	47,535	348,902
*Textilgruppe Hof AG	22,530	170,201
#*TUI AG	1,997,613	22,026,023
*UMS United Medical Systems International AG	79,301	685,722
Umweltbank AG	25,780	566,401
#*Versatel AG	5,883	55,403
*Vestcorp AG	171,777	291,414
*Vivacon AG	408,199	380,682
*VTG AG	4,339	70,860
Wacker Neuson SE	350,073	4,648,473
Westag & Getalit AG	10,653	239,129
Wuerttembergische Lebensversicherung AG	15,917	490,755
Wuerttembergische Metallwarenfabrik AG	80,490	2,655,991
*Zapf Creation AG	29,235	38,536

TOTAL GERMANY		461,772,443

GREECE — (0.5%)
*Aegek S.A.	10,736	10,127
Alapis Holdings Industrial & Commercial S.A.	17,570,316	7,199,240
Alco Hellas ABEE S.A.	79,582	32,634
*Anek Lines S.A.	1,176,973	609,528
*Aspis Bank S.A.	1,213,347	809,763
Athens Medical Center S.A.	131,238	185,774
*Atlantic Supermarkets S.A.	129,593	94,687
*Atti-Kat S.A.	1,024,038	362,062
Bank of Greece S.A.	67,289	3,610,977
Bitros Holdings S.A.	15,671	13,347
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	32,858	49,892
*Elgeka S.A.	80,464	67,981
Ellaktor S.A.	847,025	3,990,224
*Elval Aluminum Process Co. S.A.	51,537	82,435
*Ergas S.A.	104,948	19,563
*ETEM S.A.	64,208	39,791
*Etma Rayon S.A.	39,176	73,547
*Euromedica S.A.	8,727	41,816
*Forthnet S.A.	306,408	333,652
GEK Terna S.A.	150,344	882,468
*Halkor S.A.	187,602	214,217
*Hellenic Cables S.A.	114,294	173,904
*Hellenic Sugar Industry S.A.	24,143	21,017
*Heracles General Cement Co. S.A.	23,088	159,617
Inform P. Lykos S.A.	32,320	47,259
*Intracom Holdings S.A.	1,908,051	1,967,628
*Intracom Technical & Steel Constructions S.A.	135,543	67,982
J&P-Avax S.A.	94,430	231,500
*Karatzis S.A.	15,860	27,508
*Kathimerini Publishing S.A.	73,740	487,688
*Loulis Mills S.A.	99,368	211,504
*M.J. Mailis S.A.	86,950	27,899
Marfin Investment Group S.A.	2,033,362	3,897,753
*Marfin Popular Bank Public Co., Ltd. S.A.	1,860,794	4,484,040
Michaniki S.A.	1,486,743	1,495,651
Mytilineos Holdings S.A.	205,202	1,266,347
*Nirefs Acquaculture S.A.	219,446	169,007
*Nutriart S.A.	15,511	5,395
*Parnassos Enterprises S.A.	93,550	87,607

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Pegasus Publishing S.A.	217,030	$724,190
*Proton Bank S.A.	659,435	1,015,746
*Real Estate Development & Services S.A.	127,940	167,308
S&B Industrial Minerals S.A.	117,477	737,041
*Sanyo Hellas S.A.	485,509	115,977
*Selected Textile S.A.	205,564	87,245
*Sfakianakis S.A.	59,827	74,917
*Sidenor Steel Products Manufacturing Co. S.A.	275,395	1,091,224
*Spyroy Agricultural Products S.A.	94,933	68,065
*Technical Olympic S.A.	1,288,550	720,469
Teletypos S.A. Mega Channel	13,323	75,693
*Themeliodomi S.A.	140,360	69,147
*Thrace Plastics Co. S.A.	152,917	110,729
Viohalco S.A.	528,049	2,384,782
*Vioter S.A.	774,258	194,568
*Vis Container Manufacturing Co. S.A.	12,411	16,841

TOTAL GREECE		41,206,973

HONG KONG — (2.7%)
Alco Holdings, Ltd.	710,000	251,942
Allan International Holdings, Ltd.	996,000	312,474
#Allied Group, Ltd.	2,155,000	7,587,172
*Allied Properties, Ltd.	34,909,000	7,784,666
*Amax Holdings, Ltd.	440,000	7,982
*APT Satellite Holdings, Ltd.	1,185,000	534,301
Asia Financial Holdings, Ltd.	4,080,106	1,484,677
Asia Standard International Group, Ltd.	222,000	38,847
*Associated International Hotels, Ltd.	1,683,000	3,413,356
*Bel Global Resources Holdings, Ltd.	13,558,000	386,739
*Burwill Holdings, Ltd.	48,038,400	4,263,405
*Capital Publications, Ltd.	26,511,066	843,504
CCT Telecom Holdings, Ltd.	140,000	19,592
Century City International, Ltd.	20,283,000	1,570,738
*Century Sunshine Group Holdings, Ltd.	1,310,000	52,150
Champion Technology Holdings, Ltd.	78,235,521	2,592,569
Chen Hsong Holdings, Ltd.	2,270,000	939,093
*Cheuk Nang (Holdings), Ltd.	3,358,449	1,118,046
Chevalier International Holdings, Ltd.	2,406,491	2,153,181
China Hong Kong Photo Products Holdings, Ltd.	5,107,000	418,737
*China Infrastructure Investment, Ltd.	10,998,000	308,126
*China LotSynergy Holdings, Ltd.	5,021,260	226,620
China Motor Bus Co., Inc.	39,400	305,730
*China Ocean Shipbuilding Industry Group, Ltd.	8,120,000	610,615
*China Renji Medical Group, Ltd.	127,978,000	1,025,390
*China Sci-Tech Holdings, Ltd.	27,483,184	999,382
*China Yunnan Tin Minerals Group, Ltd.	12,181,342	301,466
China Zirconium, Ltd.	10,904,000	448,621
Chinney Investments, Ltd.	1,924,000	302,512
#Chong Hing Bank, Ltd.	1,525,000	2,968,715
Chow Sang Sang Holdings, Ltd.	1,514,800	2,591,543
*Chu Kong Shipping Development, Ltd.	6,000	1,365
*Chuang's China Investments, Ltd.	20,832,000	1,470,737
Chuang's Consortium International, Ltd.	17,697,997	1,909,686
*Chun Wo Development Holdings, Ltd.	7,557,143	642,236
Continental Holdings, Ltd.	202,000	96,413
*Cosmos Machinery Enterprises, Ltd.	1,099,400	107,068
#CSI Properties, Ltd.	77,130,934	1,912,069
*Dan Form Holdings Co., Ltd.	13,084,896	1,567,138
Dickson Concepts International, Ltd.	850,630	519,292
*Digitalhongong.com, Ltd.	12	4
DVN Holdings, Ltd.	5,051,609	423,771

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
* Easyknit International Holdings, Ltd.	141,344	$52,477
* Emperor Entertainment Hotel, Ltd.	175,000	29,017
# Emperor International Holdings, Ltd.	15,221,000	3,284,609
* ENM Holdings, Ltd.	760,000	99,878
* eSun Holdings, Ltd.	9,140,400	1,286,082
* Ezcom Holdings, Ltd.	67,280	416
# Far East Consortium International, Ltd.	3,996,453	1,159,170
* First Natural Foods Holdings, Ltd.	6,810,000	—
* Fountain SET Holdings, Ltd.	17,144,000	2,855,401
* Frasers Property China, Ltd.	41,172,000	1,075,722
Get Nice Holdings, Ltd.	56,754,000	3,524,517
#* Global Green Tech Group, Ltd.	64,707,136	2,418,501
Gold Peak Industries Holding, Ltd.	4,337,907	723,638
# Golden Resorts Group, Ltd.	17,484,000	1,098,906
Golden Resources Development International, Ltd.	12,529,000	878,396
* Goldin Properties Holdings, Ltd.	88,000	35,816
* Grande Holdings, Ltd.	3,148,000	277,623
Great Eagle Holdings, Ltd.	5,179,876	14,495,254
#* Hang Fung Gold Technology, Ltd.	10,027,108	—
Hang Ten Group Holdings, Ltd.	1,705,850	145,851
Harbour Centre Development, Ltd.	2,291,000	2,024,349
High Fashion International, Ltd.	962,000	358,931
HKR International, Ltd.	17,504,798	6,727,121
Hon Kwok Land Investment Co., Ltd.	7,710,935	2,794,104
* Hong Fok Land, Ltd.	4,248,000	5,471
Hong Kong & Shanghai Hotels, Ltd.	4,161,863	6,559,766
# Hong Kong Ferry Holdings, Ltd.	1,768,000	1,674,454
* Hong Kong Parkview Group, Ltd.	582,000	50,268
* Hongkong Chinese, Ltd.	18,817,100	1,786,325
Hsin Chong Construction Group, Ltd.	772,000	127,916
# Huafeng Group Holdings, Ltd.	17,400,000	1,510,632
Hung Hing Printing Group, Ltd.	1,805,275	564,095
#* Hutchison Telecommunications International, Ltd.	4,769,000	1,321,816
* I-Cable Communications, Ltd.	4,263,000	693,064
* IDT International, Ltd.	2,200,000	79,834
* IPE Group, Ltd.	3,970,000	403,533
* ITC Corp., Ltd.	6,712,655	392,161
* ITC Properties Group, Ltd.	321,000	75,631
* Jinchang Pharmaceutical Holdings, Ltd.	507,600	—
* Jinhui Holdings, Ltd.	2,309,000	864,913
* Jiuzhou Development Co., Ltd.	18,230,000	2,080,958
# K Wah International Holdings, Ltd.	17,460,990	6,282,691
Kantone Holdings, Ltd.	35,886,076	830,716
Keck Seng Investments (Hong Kong), Ltd.	2,916,000	1,694,620
Kin Yat Holdings, Ltd.	990,000	354,874
King Fook Holdings, Ltd.	338,000	42,762
Kingmaker Footwear Holdings, Ltd.	338,000	47,337
Kowloon Development Co., Ltd.	4,561,277	5,573,641
Kwoon Chung Bus Holdings, Ltd.	1,432,000	252,827
* Lai Sun Development Co., Ltd.	30,209,000	570,645
* Lai Sun Garment International, Ltd.	35,306,000	2,559,524
Lam Soon Hong Kong, Ltd.	192,250	166,519
Lerado Group Holdings Co., Ltd.	9,010,000	1,369,848
#* Li Heng Chemical Fibre Technologies, Ltd.	4,148,000	803,364
Lippo, Ltd.	3,797,500	1,227,419
Liu Chong Hing Investment, Ltd.	2,168,000	2,398,463
* Luen Thai Holdings, Ltd.	2,762,000	350,036
# Luks Industrial Group, Ltd.	758,642	353,982
* Magnificent Estates, Ltd.	40,684,600	915,637
Melbourne Enterprises, Ltd.	41,000	433,853
#* Melco International Development, Ltd.	17,745,000	8,085,008

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
MIN XIN Holdings, Ltd.	432,000	$189,015
#Miramar Hotel & Investment Co., Ltd.	1,736,000	1,786,177
Nanyang Holdings, Ltd.	101,350	193,445
National Electronics Holdings, Ltd.	5,104,000	359,163
*Neptune Group, Ltd.	100,000	2,039
*New Century Group Hong Kong, Ltd.	2,096,000	40,318
*New City China Development, Ltd.	6,760	231
*Norstar Founders Group, Ltd.	456,000	—
*Orient Power Holdings, Ltd.	2,182,573	52,848
Oriental Watch Holdings, Ltd.	3,690,800	917,903
Pacific Andes International Holdings, Ltd.	18,854,560	3,373,703
*Pacific Century Premium Developments, Ltd.	17,193,000	6,931,739
Paliburg Holdings, Ltd.	12,199,041	4,340,778
Playmates Holdings, Ltd.	2,643,700	965,793
*Playmates Toys, Ltd.	1,257,850	95,224
Pokfulam Development Co., Ltd.	268,000	241,408
Polytec Asset Holdings, Ltd.	21,144,190	4,113,987
#Public Financial Holdings, Ltd.	2,760,000	1,445,276
*PYI Corp., Ltd.	53,195,525	2,360,909
Regal Hotels International Holdings, Ltd.	842,623	318,754
Rivera (Holdings), Ltd.	4,405,468	219,471
Roadshow Holdings, Ltd.	2,956,000	269,388
*San Miguel Brewery Hong Kong, Ltd.	1,130,400	188,537
*Sanyuan Group, Ltd.	258,750	4,999
Sea Holdings, Ltd.	1,567,000	796,869
*Shenzhen High-Tech Holdings, Ltd.	2,564,000	146,252
#*Shougang Concord Century Holdings, Ltd.	12,362,000	1,608,431
#Shui On Construction and Materials, Ltd.	1,899,470	2,749,251
*Shun Ho Resources Holdings, Ltd.	506,000	63,629
#*Shun Tak Holdings, Ltd.	7,148,215	4,183,487
Sing Tao News Corp, Ltd.	660,000	127,305
*Sino-i Technology, Ltd.	55,465,436	409,420
South China (China), Ltd.	8,710,448	620,138
South China Financial Holdings, Ltd.	521,600	8,469
South China Holdings, Ltd.	2,115,800	189,010
Stelux Holdings International, Ltd.	4,087,254	285,131
Styland Holdings, Ltd.	1,362,447	4,336
#Sun Hung Kai & Co., Ltd.	4,005,632	4,083,141
*Sunway International Holdings, Ltd.	1,002,000	41,237
*Superb Summit International Timber Co., Ltd.	26,520,000	1,195,495
Symphony Holdings, Ltd.	10,019,000	606,027
Tai Cheung Holdings, Ltd.	5,717,000	3,408,901
Tai Sang Land Development, Ltd.	1,155,900	470,568
*TaiFook Securities Group, Ltd.	3,471,042	2,466,854
Tak Sing Alliance Holdings, Ltd.	4,213,335	605,570
#Tan Chong International, Ltd.	3,984,000	1,039,815
Tern Properties Co., Ltd.	168,000	71,480
*Texhong Textile Group, Ltd.	458,000	197,708
*Tian Teck Land, Ltd.	790,000	619,831
*Titan Petrochemicals Group, Ltd.	23,420,000	2,317,865
Tungtex (Holdings) Co., Ltd.	510,000	119,976
Tysan Holdings, Ltd.	746,000	114,272
Upbest Group, Ltd.	3,112,000	345,317
*U-Right International Holdings, Ltd.	39,602,000	71,409
USI Holdings, Ltd.	900,749	274,483
Varitronix International, Ltd.	2,490,000	897,892
*Vedan International Holdings, Ltd.	1,584,000	196,475
Victory City International Holdings, Ltd.	7,878,488	1,818,478
Wang On Group, Ltd.	4,220,000	95,770
*Warderly International Holdings, Ltd.	1,705,000	105,408
#Wheelock Properties, Ltd.	6,976,000	11,251,506

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
#Wing On Co. International, Ltd.	2,658,000	$4,238,610
Wong’s International (Holdings), Ltd.	209,000	27,489
Y. T. Realty Group, Ltd.	326,000	61,684
Yau Lee Holdings, Ltd.	1,409,750	233,733
*Yugang International, Ltd.	25,808,000	281,772

TOTAL HONG KONG		229,223,651

IRELAND — (0.6%)
*Aer Lingus Group P.L.C.	27,750	27,121
*Allied Irish Banks P.L.C.	2,060,904	3,909,204
*Anglo Irish Bank Corp. P.L.C.	708,018	204,564
DCC P.L.C.	428,027	11,432,317
Donegal Creameries P.L.C.	28,204	86,284
*Dragon Oil P.L.C.	658,656	4,862,897
FBD Holdings P.L.C.	37,862	388,804
Grafton Group P.L.C.	817,452	3,948,104
IFG Group P.L.C.	233,957	369,631
Irish Continental Group P.L.C.	480,960	10,794,070
*Irish Life & Permanent Group Holdings P.L.C.	2,130,986	8,600,832
*Kingspan Group P.L.C.	13,072	122,273
*Lantor P.L.C.	77,019	—
*McInerney Holdings P.L.C.	360,646	94,492
*Qualceram Shires P.L.C.	30,338	3,231
*Readymix P.L.C.	1,379,329	415,947
*Smurfit Kappa Group P.L.C.	861,722	8,833,282
*Waterford Wedgwood P.L.C.	19,269,829	—

TOTAL IRELAND		54,093,053

ITALY — (3.3%)
#Acegas-APS SpA	353,561	1,996,787
Actelios SpA	135,455	652,039
*Amplifon SpA	38,167	198,536
Banca Finnat Euramerica SpA	290,637	217,975
#Banca Piccolo Credito Valtellinese Scarl	1,378,384	8,637,588
Banca Popolare dell’Etruria e del Lazio Scarl	1,309,029	6,508,952
Banca Popolare di Milano Scarl	10,151,010	57,090,430
Banca Popolare di Spoleto SpA	500	2,793
#Benetton Group SpA	583,228	5,014,099
*Buongiorno SpA	98,772	130,220
Buzzi Unicem SpA	204,003	3,032,793
*C.I.R. SpA - Compagnie Industriali Riunite	7,066,777	14,974,614
Caltagirone Editore SpA	717,734	2,007,984
Caltagirone SpA	638,850	1,963,549
*Carraro SpA	181,718	617,256
Cembre SpA	10,392	68,832
Cementir Holding SpA	2,053,309	8,088,822
*Centrale del Latte di Torino & Co. SpA	103,570	368,992
#Credito Artigiano SpA	1,228,539	2,789,799
*Credito Emiliano SpA	320,707	1,959,037
CSP International Fashion Group SpA	220,420	299,032
*d’Amico International Shipping SA	61,401	97,287
Danieli & Co. SpA	318,039	8,032,335
#De Longhi SpA	1,089,296	4,673,139
#*EEMS Italia SpA	463,030	980,488
Elica SpA	13,095	31,137
ERG SpA	118,750	1,632,963
*Eurotech SpA	35,173	118,721
#Fondiaria - SAI SpA	1,781,588	24,678,842
Gefran SpA	133,442	399,291
*Gemina SpA	10,511,475	8,755,067
*Giovanni Crespi SpA	297,472	72,757

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Granitifiandre SpA	24,518	$114,372
*Gruppo Ceramiche Ricchetti SpA	324,663	157,363
*I Grandi Viaggi SpA	283,577	376,895
*Immsi SpA	1,435,707	1,692,979
Industria Romagnola Conduttori Elettrici SpA	156,907	284,147
Intek SpA	1,040,376	772,841
Italcementi SpA	1,499,499	17,051,515
*Italmobiliare SpA	177,965	6,527,455
KME Group SpA	6,123,905	2,344,765
#Milano Assicurazioni SpA	5,585,504	13,270,186
*Monrif SpA	183,000	110,582
*Montefibre SpA	1,371,144	312,341
*Olidata SpA	116,666	65,840
*Pagnossin SpA	79,000	—
*Pirelli & Co. Real Estate SpA	493,558	273,690
*Pirelli & Co. SpA	67,386,003	38,771,760
*Poligrafici Editoriale SpA	255,603	164,396
*Premafin Finanziaria SpA	5,668,994	7,710,368
*Reno de Medici SpA	3,300,827	922,613
*Retelit SpA	29,504	15,532
#*Safilo Group SpA	3,522,777	2,135,436
*Seat Pagine Gialle SpA	3,326,056	754,754
*Snai SpA	28,036	106,342
*Snia SpA	271,793	35,971
Societa Partecipazioni Finanziarie SpA	4,853	625
*Sogefi SpA	113,303	330,108
Sol SpA	126,992	741,504
*Sorin SpA	2,468,434	4,862,380
*Stefanel SpA	588,903	212,346
*Uni Land SpA	37,715	40,359
#*Unipol Gruppo Finanziario SpA	12,100,056	12,671,919
Vianini Industria SpA	189,600	363,853
Vianini Lavori SpA	359,927	2,222,657

TOTAL ITALY		281,510,050

JAPAN — (19.6%)
Achilles Corp.	1,034,000	1,545,971
Adeka Corp.	261,600	2,478,710
#*Aderans Holdings Co., Ltd.	24,900	306,081
*Advanex, Inc.	12,000	10,826
Agro-Kanesho Co., Ltd.	18,000	171,646
#Ahresty Corp.	130,300	1,476,011
Aichi Bank, Ltd. (The)	162,900	11,330,859
#Aichi Machine Industry Co., Ltd.	1,615,000	6,607,665
Aichi Steel Corp.	8,000	34,636
*Aida Engineering, Ltd.	1,020,800	4,268,379
Aigan Co., Ltd.	406,000	2,091,881
Airport Facilities Co., Ltd.	290,500	1,476,711
Aisan Industry Co., Ltd.	157,800	1,338,056
Akita Bank, Ltd. (The)	3,823,000	14,605,153
Aloka Co., Ltd.	274,000	2,661,868
Alpen Co., Ltd.	110,400	1,936,438
*Alpha Corp.	5,800	57,389
*Alpine Electronics, Inc.	223,200	3,150,486
*Alps Electric Co., Ltd.	168,900	1,229,042
Alps Logistics Co., Ltd.	3,700	39,390
#Altech Co., Ltd.	155,700	547,131
#Ando Corp.	1,769,000	2,658,072
#AOC Holdings, Inc.	614,800	3,986,398
AOI Advertising Promotion, Inc.	11,500	64,534
AOI Electronic Co., Ltd.	26,400	498,692

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
AOKI Holdings, Inc.	335,800	$4,736,349
Aomori Bank, Ltd. (The)	158,000	373,896
Aoyama Trading Co., Ltd.	673,800	11,658,468
Arakawa Chemical Industries, Ltd.	280,300	3,521,250
Araya Industrial Co., Ltd.	1,072,000	1,492,497
*Arc Land Sakamoto Co., Ltd.	3,600	44,575
#Arisawa Manufacturing Co., Ltd.	507,182	3,970,593
Aronkasei Co., Ltd.	393,000	1,709,683
ART Corp.	1,000	15,946
Asahi Kogyosha Co., Ltd.	477,000	1,911,606
Asahi Organic Chemicals Industry Co., Ltd.	1,281,000	3,134,595
Asax Co., Ltd.	8	9,702
*Ashimori Industry Co., Ltd.	1,409,000	2,237,690
Asia Air Survey Co., Ltd.	79,000	194,881
ASKA Pharmaceutical Co., Ltd.	370,000	2,499,135
Asti Corp.	81,000	258,128
Asunaro Aoki Construction Co., Ltd.	716,000	3,148,412
Ataka Construction & Engineering Co., Ltd.	146,000	451,087
Atsugi Co., Ltd.	5,212,000	6,890,409
Autobacs Seven Co., Ltd.	436,300	15,295,951
Bando Chemical Industries, Ltd.	22,000	69,877
Bank of Iwate, Ltd. (The)	232,000	12,710,383
Bank of Nagoya, Ltd. (The)	1,935,706	7,313,821
Bank of Okinawa, Ltd. (The)	150,100	6,178,787
Bank of Saga, Ltd. (The)	2,183,000	6,183,222
Bank of the Ryukyus, Ltd.	471,900	5,130,911
#Belc Co., Ltd.	25,400	245,169
Belluna Co., Ltd.	429,512	2,509,066
#*Best Denki Co., Ltd.	1,729,500	5,113,944
Bunka Shutter Co., Ltd.	535,000	1,535,194
#*Calsonic Kansei Corp.	2,888,000	9,249,793
Canon Finetech, Inc.	6,700	117,518
Cawachi, Ltd.	77,500	1,584,860
Central Glass Co., Ltd.	1,401,000	6,740,620
#Central Security Patrols Co., Ltd.	45,800	427,826
Chiyoda Integre Co., Ltd.	2,000	35,372
Chodai Co., Ltd.	31,500	82,643
Chofu Seisakusho Co., Ltd.	271,700	6,218,291
Chubu Shiryo Co., Ltd.	220,000	1,972,846
Chudenko Corp.	526,960	6,543,122
Chuetsu Pulp & Paper Co., Ltd.	1,998,000	3,727,142
*Chugai Mining Co., Ltd.	190,800	76,947
Chukyo Bank, Ltd. (The)	1,629,000	4,434,401
*Chuo Corp.	30,000	319
Chuo Gyorui Co., Ltd.	664,000	1,299,984
Chuo Spring Co., Ltd.	936,000	3,990,899
Cleanup Corp.	501,000	4,064,461
#*CMK Corp.	851,400	6,281,349
Coca-Cola Central Japan Co., Ltd.	532,700	6,871,288
*Columbia Music Entertainment, Inc.	8,000	4,385
#Commuture Corp.	8,000	50,284
Computer Engineering & Consulting, Ltd.	75,100	396,238
Corona Corp.	362,300	4,391,314
Cresco, Ltd.	102,600	562,703
Cross Plus, Inc.	81,100	739,726
CTI Engineering Co., Ltd.	218,600	1,143,651
Dai-Dan Co., Ltd.	590,000	3,246,605
Daido Kogyo Co., Ltd.	414,000	721,898
*Daido Metal Co., Ltd.	385,000	1,499,683
#*Daiei, Inc. (The)	1,411,250	6,542,422
Daiichi Kogyo Seiyaku Co., Ltd.	670,000	1,976,020

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daiken Corp.	1,000	$2,727
*Daiki Aluminium Industry Co., Ltd.	168,000	491,918
#Daiko Clearing Services Corp.	347,700	1,511,394
*Daiko Denshi Tsushin, Ltd.	13,000	17,573
Daimaruenawin Co., Ltd.	10,600	67,260
Daimei Telecom Engineering Corp.	16,100	130,775
Dainichi Co., Ltd.	274,500	2,073,164
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	15,067
Daisan Bank, Ltd. (The)	617,000	1,689,685
Daishi Bank, Ltd. (The)	1,014,000	3,423,466
Daito Bank, Ltd. (The)	1,961,000	1,534,040
Daiwa Industries, Ltd.	31,000	159,106
#Daiwa Odakyu Construction Co., Ltd.	183,000	575,083
DC Co., Ltd.	464,500	1,051,020
#DCM Japan Holdings Co., Ltd.	256,200	1,732,331
Denyo Co., Ltd.	283,600	2,201,478
*Dijet Industrial Co., Ltd.	53,000	80,163
DMW Corp.	58,800	1,083,826
Dydo Drinco, Inc.	103,700	3,847,508
*Dynic Corp.	23,000	43,224
Eagle Industry Co., Ltd.	29,000	213,030
#Edion Corp.	454,800	4,625,253
Ehime Bank, Ltd. (The)	1,421,000	4,032,669
Eighteenth Bank, Ltd. (The)	4,012,000	11,262,311
Enplas Corp.	202,800	3,873,447
ESPEC Corp.	266,200	2,259,229
Excel Co., Ltd.	8,000	110,764
Exedy Corp.	100	2,638
*Felissimo Corp.	3,800	55,370
*Fine Sinter Co., Ltd.	84,000	266,606
*First Baking Co., Ltd.	897,000	1,319,555
*Fuji Fire & Marine Insurance Co., Ltd.	95,000	148,077
Fuji Furukawa Engineering & Co., Ltd.	37,000	73,447
*Fuji Kiko Co., Ltd.	16,000	51,623
Fujicco Co., Ltd.	317,600	3,601,372
Fujikura Rubber, Ltd.	30,000	115,442
Fujitec Co., Ltd.	822	4,773
Fujitsu Frontech, Ltd.	353,900	2,734,740
Fukuda Corp.	12,000	22,396
Fukushima Bank, Ltd.	299,000	187,339
#Fukuyama Transporting Co., Ltd.	2,602,000	13,585,947
Furusato Industries, Ltd.	8,900	57,609
Fuso Dentsu Co., Ltd.	20,000	65,067
Fuso Pharmaceutical Industries, Ltd.	445,000	1,382,970
Futaba Corp.	695,900	14,144,510
*Futaba Industrial Co., Ltd.	198,200	1,601,359
Fuyo General Lease Co., Ltd.	20,000	578,185
#G. taste Co., Ltd.	25,500	25,694
#Gakken Holdings Co., Ltd.	1,799,000	3,921,394
#Gecoss Corp.	452,500	1,863,223
Godo Steel, Ltd.	2,751,000	7,574,183
Goldcrest Co., Ltd.	30,910	845,433
#Gourmet Kineya Co., Ltd.	218,000	1,201,142
*Gro-Bels Co., Ltd.	108,000	37,480
#Gun Ei Chemical Industry Co., Ltd.	1,449,000	3,474,929
Gunze, Ltd.	1,329,000	4,849,093
Hakuto Co., Ltd.	139,600	1,460,875
Happinet Corp.	800	9,995
Harima Chemicals, Inc.	395,000	2,253,257
Haruyama Trading Co., Ltd.	304,200	1,414,952
*Hazama Corp.	1,620,100	1,582,329

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Heiwa Real Estate Co., Ltd.	646,000	$2,032,901
Heiwado Co., Ltd.	4,200	53,644
Hibiya Engineering, Ltd.	656,400	6,398,145
#Higashi-Nippon Bank, Ltd.	1,436,000	2,644,625
Higo Bank, Ltd. (The)	295,000	1,603,001
Hitachi Business Solution Co., Ltd.	27,600	199,098
Hitachi Cable, Ltd.	514,000	1,462,393
Hitachi Medical Corp.	651,000	5,816,074
Hitachi Metals Techno, Ltd.	53,500	240,485
#Hodogaya Chemical Co., Ltd.	965,000	3,666,217
Hokkaido Coca-Cola Bottling Co., Ltd.	466,000	2,324,858
Hokkan Holdings, Ltd.	929,000	2,645,029
Hokko Chemical Industry Co., Ltd.	377,000	1,267,927
Hokkoku Bank, Ltd. (The)	980,000	3,478,010
Hokuetsu Bank, Ltd. (The)	2,560,000	4,147,809
#Hokuetsu Kishu Paper Co., Ltd.	3,944,774	19,889,015
Hokuriku Electrical Construction Co., Ltd.	205,000	582,675
Horipro, Inc.	160,200	1,233,775
#*Howa Machinery, Ltd.	779,000	742,624
Hurxley Corp.	9,900	67,369
Hyakugo Bank, Ltd. (The)	1,106,827	4,978,493
Hyakujishi Bank, Ltd. (The)	510,000	2,084,962
*I Metal Technology Co., Ltd.	440,000	788,602
Ichikawa Co., Ltd.	310,000	599,476
Icom, Inc.	500	13,787
Ihara Chemical Industry Co., Ltd.	774,000	2,247,155
IHI Transport Machinery Co., Ltd.	297,000	1,291,528
#Imasen Electric Industrial Co., Ltd.	94,200	1,559,608
#*Impress Holdings, Inc.	445,400	984,425
Inaba Seisakusho Co., Ltd.	42,500	431,303
Inabata & Co., Ltd.	1,088,600	5,463,817
#Ines Corp.	1,202,600	10,197,794
Information Services International-Dentsu, Ltd.	43,800	336,780
Innotech Corp.	57,000	445,644
#Ishizuka Glass Co., Ltd.	669,000	1,585,134
Itochu Enex Co., Ltd.	335,500	1,660,756
Itochu-Shokuhin Co., Ltd.	7,600	240,624
#Itoham Foods, Inc.	2,097,000	7,631,708
Itoki Corp.	414,400	1,264,287
#Iwai Securities Co., Ltd.	29,000	210,577
Iwaki & Co., Ltd.	773,000	2,098,543
#Iwasaki Electric Co., Ltd.	1,742,000	4,051,297
*Iwatsu Electric Co., Ltd.	305,000	286,195
Izumiya Co., Ltd.	1,684,000	8,849,091
Japan Digital Laboratory Co., Ltd.	499,300	6,079,113
Japan Foundation Engineering Co., Ltd.	590,600	1,364,467
#Japan Medical Dynamic Marketing, Inc.	457,800	1,364,031
Japan Oil Transportation Co., Ltd.	576,000	1,272,502
Japan Pulp & Paper Co., Ltd.	1,485,000	5,253,659
Japan Radio Co., Ltd.	475,000	1,251,896
Japan Steel Tower Co., Ltd.	156,000	529,520
Japan Transcity Corp.	617,000	2,037,259
Japan Wool Textile Co., Ltd. (The)	64,000	503,525
Jastec Co., Ltd.	18,800	107,663
JBIS Holdings, Inc.	54,000	175,839
Jeans Mate Corp.	11,708	48,572
*Jidosha Buhin Kogyo Co., Ltd.	2,000	6,318
JIEC Co., Ltd.	50	44,278
JMS Co., Ltd.	655,000	2,707,160
#Joban Kosan Co., Ltd.	936,000	1,382,292
JS Group Corp.	661	12,963

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
JSP Corp.	324,200	$3,819,231
#*Juki Corp.	271,308	524,990
Juroku Bank, Ltd.	71,000	268,110
*JVC Kenwood Holdings, Inc.	11,084,900	5,980,487
K.R.S. Corp.	160,200	1,496,761
#Kaga Electronics Co., Ltd.	34,000	366,816
Kagoshima Bank, Ltd. (The)	1,259,500	8,287,493
Kamei Corp.	495,000	2,394,456
Kanaden Corp.	467,000	2,525,596
Kanamoto Co., Ltd.	447,000	2,187,029
Kanematsu Electronics, Ltd.	89,700	791,961
Kanto Auto Works, Ltd.	135,500	1,102,334
Kanto Natural Gas Development Co., Ltd.	474,000	2,570,886
Kasai Kogyo Co., Ltd.	179,000	732,144
Katakura Chikkarin Co., Ltd.	250,000	779,667
Kato Sangyo Co., Ltd.	83,500	1,299,276
Kato Works Co., Ltd.	913,000	2,120,209
KAWADA TECHNOLOGIES, Inc.	300	5,015
Kawasaki Kasei Chemicals, Ltd.	658,000	867,700
Kawasumi Laboratories, Inc.	245,000	1,819,384
*Kayaba Industry Co., Ltd.	141,000	535,246
Keihanshin Real Estate Co., Ltd.	9,900	49,071
Keihin Co., Ltd. (The)	29,000	35,204
*Kenedix, Inc.	62	21,531
Kimura Unity Co, Ltd.	1,600	12,934
#*Kitagawa Iron Works Co., Ltd.	146,000	259,633
Kita-Nippon Bank, Ltd. (The)	159,000	4,180,728
#Kitano Construction Corp.	786,000	1,741,753
#Kitazawa Sangyo Co., Ltd.	247,000	516,034
Koa Corp.	570,100	6,820,955
#Koekisha Co., Ltd.	69,600	1,147,395
#Kohnan Shoji Co., Ltd.	277,500	3,538,524
#*Koito Industries, Ltd.	373,000	755,629
#Kojima Co., Ltd.	745,300	6,342,028
*Kokusai Kogyo Holdings Co., Ltd.	12,000	27,807
Kokuyo Co., Ltd.	1,425,711	13,304,639
#Komai Tekko, Inc.	820,000	1,884,173
Komatsu Seiren Co., Ltd.	742,000	3,076,251
#Komatsu Wall Industry Co., Ltd.	151,400	1,637,719
#Komori Corp.	832,300	11,003,412
#Konaka Co., Ltd.	665,449	2,693,851
Kondotec, Inc.	35,000	252,451
Konishi Co., Ltd.	266,400	3,072,083
#Kosei Securities Co., Ltd.	625,000	689,234
KU Holdings Co., Ltd.	171,700	727,883
*Kumagai Gumi Co., Ltd.	556,000	475,820
#Kumiai Chemical Industry Co., Ltd.	899,000	2,669,541
Kurabo Industries, Ltd.	5,548,000	9,983,558
#*Kurimoto, Ltd.	4,060,000	7,499,199
Kuroda Electric Co., Ltd.	9,900	149,535
Kuroganeya Co., Ltd.	99,000	369,741
#Kurosaki Harima Corp.	33,000	167,725
#Kyodo Printing Co., Ltd.	1,912,000	5,572,722
Kyoei Sangyo Co., Ltd.	363,000	856,319
Kyoei Steel, Ltd.	27,400	508,401
Kyokuto Boeki Kaisha, Ltd.	499,000	864,949
Kyokuto Kaihatsu Kogyo Co., Ltd.	861,050	3,285,941
Kyosan Electric Manufacturing Co., Ltd.	720,000	3,631,509
Kyowa Leather Cloth Co., Ltd.	372,700	1,579,499
Kyudenko Corp.	1,002,000	5,823,912
*LEC, Inc.	1,700	29,358

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Leopalace21 Corp.	4,105,115	$25,521,161
#*Lonseal Corp.	306,000	383,436
Macnica, Inc.	144,800	3,340,285
#Maeda Corp.	4,690,000	15,677,516
Maeda Road Construction Co., Ltd.	1,028,000	8,811,562
*Maezawa Industries, Inc.	279,600	629,628
#Maezawa Kasei Industries Co., Ltd.	184,600	1,776,763
Maezawa Kyuso Industries Co., Ltd.	107,200	1,423,684
#*Makino Milling Machine Co., Ltd.	854,000	5,919,034
Marubun Corp.	297,200	2,188,083
Marudai Food Co., Ltd.	2,994,000	8,281,263
Maruei Department Store Co., Ltd.	583,400	897,881
Maruwa Co., Ltd.	105,300	2,225,376
Maruwn Corp.	296,200	729,488
*Maruyama Manufacturing Co., Inc.	41,000	88,969
Maruzen Co., Ltd.	20,000	114,883
Maruzen Showa Unyu Co., Ltd.	1,306,000	4,760,241
Maspro Denkoh Corp.	399,200	3,902,716
Matsui Construction Co., Ltd.	447,700	1,635,973
Maxvalu Tokai Co., Ltd.	24,000	265,127
*Meiji Machine Co., Ltd.	1,572,000	650,297
#Meiwa Estate Co., Ltd.	344,900	2,453,797
Mercian Corp.	3,153,000	6,485,822
Mesco, Inc.	92,000	468,816
Michinoku Bank, Ltd. (The)	2,773,000	5,456,976
*Mie Bank, Ltd. (The)	52,000	138,408
Mikuni Coca-Cola Bottling Co., Ltd.	409,500	3,246,215
*Mikuni Corp.	179,000	341,188
Minato Bank, Ltd. (The)	279,000	360,876
Ministop Co., Ltd.	62,500	903,036
Mito Securities Co., Ltd.	60,000	146,236
*Mitsuba Corp.	885,000	5,480,342
#*Mitsubishi Paper Mills, Ltd.	398,000	502,638
Mitsubishi Pencil Co., Ltd.	700	10,321
*Mitsubishi Steel Manufacturing Co., Ltd.	16,000	39,530
*Mitsui High-Tec, Inc.	131,200	1,128,184
Mitsui Knowledge Industry Co., Ltd.	369	66,738
Mitsumura Printing Co., Ltd.	88,000	294,406
Mitsuuroko Co., Ltd.	795,000	5,649,726
Miyazaki Bank, Ltd. (The)	2,666,260	7,870,811
Miyoshi Oil & Fat Co., Ltd.	1,014,000	1,625,023
#Mizuno Corp.	610,000	2,716,959
Morita Holdings Corp.	138,000	699,587
Morozoff, Ltd.	354,000	1,125,911
Mory Industries, Inc.	610,000	2,201,462
#MR Max Corp	639,400	3,020,794
Musashino Bank, Ltd.	80,800	2,396,981
*Mutoh Holdings Co., Ltd.	85,000	139,073
Nagano Bank, Ltd. (The)	1,510,000	2,963,109
Nagase & Co., Ltd.	284,000	3,387,731
Nakabayashi Co., Ltd.	964,000	2,067,761
*Nakayama Steel Works, Ltd.	3,072,000	5,087,826
NEC Capital Solutions, Ltd.	181,100	2,490,782
#Neturen Co., Ltd.	275,400	2,150,056
#*New Japan Radio Co., Ltd.	148,000	487,127
NIC Corp.	57,000	239,346
Nice Holdings, Inc.	1,431,000	3,098,191
Nichia Steel Works, Ltd.	867,200	2,546,289
Nichiban Co., Ltd.	573,000	1,936,926
Nichicon Corp.	830,200	11,112,641
Nichiha Corp.	287,700	2,912,481

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Nichimo Co., Ltd.	920,000	$1,580,495
Nichireki Co., Ltd.	571,000	2,878,175
#Nihon Eslead Corp.	65,548	674,344
Nihon Kagaku Sangyo Co., Ltd.	16,000	119,255
*Nihon Spindle Manufacturing Co., Ltd.	42,000	76,429
Nihon Tokushu Toryo Co., Ltd.	76,800	314,752
Nihon Yamamura Glass Co., Ltd.	2,338,000	7,613,363
#Nikko Co., Ltd.	533,000	1,419,662
Nippo Corp.	1,749,000	13,499,222
#Nippon Beet Sugar Manufacturing Co., Ltd.	3,080,000	7,413,246
*Nippon Carbide Industries Co., Inc.	5,000	10,261
Nippon Ceramic Co., Ltd.	3,400	41,679
#Nippon Chemical Industrial Co., Ltd.	1,685,000	4,140,623
*Nippon Chemi-Con Corp.	601,756	2,490,078
Nippon Chutetsukan K.K.	582,000	958,539
Nippon Concrete Industries Co., Ltd.	1,104,000	1,849,910
Nippon Densetsu Kogyo Co., Ltd.	148,000	1,389,250
Nippon Denwa Shisetu Co., Ltd.	828,000	2,572,633
Nippon Felt Co., Ltd.	73,100	329,659
Nippon Fine Chemical Co., Ltd.	188,900	1,309,928
Nippon Flour Mills Co., Ltd.	1,662,000	7,877,800
Nippon Hume Corp.	554,000	1,750,615
Nippon Jogesuido Sekkei Co., Ltd.	218	249,499
#*Nippon Kinzoku Co., Ltd.	56,000	103,688
Nippon Koei Co., Ltd.	1,401,000	4,276,496
Nippon Konpo Unyu Soko Co., Ltd.	583,000	6,936,613
*Nippon Light Metal Co., Ltd.	4,269,000	6,188,939
Nippon Paper Group, Inc.	25,727	722,532
#Nippon Pillar Packing Co., Ltd.	13,000	91,922
#*Nippon Piston Ring Co., Ltd.	1,815,000	2,330,667
Nippon Road Co., Ltd. (The)	2,033,000	5,325,070
Nippon Seiki Co., Ltd.	26,000	285,950
Nippon Seisen Co., Ltd.	56,000	266,092
Nippon Soda Co., Ltd.	1,111,000	4,979,326
Nippon Steel Trading Co., Ltd.	3,000	8,053
Nippon Systemware Co., Ltd.	211,200	865,245
*Nippon Tungsten Co., Ltd.	243,000	419,690
*Nippon Yusoki Co., Ltd.	13,000	30,157
Nishimatsu Construction Co., Ltd.	8,152,073	11,558,640
Nishishiba Electric Co., Ltd.	104,000	180,913
Nissan Shatai Co., Ltd.	521,000	3,905,954
Nisshin Fudosan Co., Ltd.	59,500	431,099
Nisshin Oillio Group, Ltd. (The)	27,000	142,287
Nissin Corp.	285,000	645,229
Nissin Sugar Manufacturing Co., Ltd.	1,235,000	2,626,712
Nissui Pharmaceutical Co., Ltd.	223,900	1,629,680
Nittan Valve Co., Ltd.	123,900	431,854
Nittetsu Mining Co., Ltd.	2,032,000	9,046,741
Nitto FC Co., Ltd.	243,000	1,339,744
Nitto Flour Milling Co., Ltd.	370,000	1,335,946
Nitto Kogyo Corp.	7,300	76,899
Nomura Co., Ltd.	13,000	49,178
Noritsu Koki Co., Ltd.	457,800	3,636,944
Noritz Corp.	89,100	1,353,221
Obayashi Road Corp.	820,000	1,911,682
Ogaki Kyoritsu Bank, Ltd. (The)	408,000	1,335,742
Ohara, Inc.	500	8,115
#Oie Sangyo Co., Ltd.	12,700	113,383
Oita Bank, Ltd. (The)	3,066,000	10,768,585
Okabe Co., Ltd.	516,900	1,972,412
#*OKK Corp.	344,000	519,004

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Okumura Corp.	2,428,000	$8,256,931
*Okura Industrial Co., Ltd.	1,039,000	2,926,259
Okuwa Co., Ltd.	55,000	616,062
#Olympic Corp.	378,700	2,594,943
Onoken Co., Ltd.	229,500	2,074,859
Oriental Yeast Co., Ltd.	283,000	1,407,962
*Origin Electric Co., Ltd.	48,000	192,538
#Osaka Organic Chemical Industry, Ltd.	23,000	191,607
Osaka Steel Co., Ltd.	594,600	9,404,558
Oyo Corp.	461,700	3,855,558
*P.S. Mitsubishi Construction Co., Ltd.	164,100	570,967
Pacific Industrial Co., Ltd.	1,106,000	6,110,201
#PanaHome Corp.	135,000	905,306
Penta-Ocean Construction Co., Ltd.	4,468,500	7,483,860
Piolax, Inc.	215,600	4,544,925
*Press Kogyo Co., Ltd.	79,000	249,075
*Pressance Corp.	2	4,197
Raito Kogyo Co., Ltd.	1,173,600	3,204,750
#*Rasa Industries, Ltd.	270,000	322,328
#*Renesas Electronics Corp.	109,000	1,489,162
#*Renown, Inc.	1,239,060	2,223,809
Rheon Automatic Machinery Co., Ltd.	316,000	836,391
#Rhythm Watch Co., Ltd.	3,189,000	5,320,081
Ricoh Leasing Co., Ltd.	29,300	743,379
Right On Co., Ltd.	3,100	24,937
Riken Keiki Co., Ltd.	13,000	89,039
Riken Technos Corp.	875,000	2,743,569
Riken Vitamin Co., Ltd.	32,400	872,717
#RISA Partners, Inc.	436	275,210
*Riso Kagaku Corp.	21,900	267,641
Roland Corp.	24,000	339,549
Round One Corp.	268,500	2,189,265
*Ryobi, Ltd.	24,000	83,257
Ryoden Trading Co., Ltd.	689,000	3,996,222
Ryosan Co., Ltd.	631,200	16,829,965
Ryoyo Electro Corp.	664,300	6,771,626
S Foods, Inc.	8,000	67,609
Sakai Chemical Industry Co., Ltd.	1,552,000	6,980,173
#Sakai Heavy Industries, Ltd.	799,000	1,449,953
Sakata INX Corp.	187,000	844,476
Sala Corp.	281,000	1,654,891
San-Ai Oil Co., Ltd.	1,237,000	5,679,988
#Sanden Corp.	2,294,000	8,587,192
#Sanei-International Co., Ltd.	60,200	877,953
San-in Godo Bank, Ltd. (The)	1,577,000	12,084,292
*Sanix, Inc.	768,700	1,521,786
*Sanken Electric Co., Ltd.	305,162	1,205,909
Sanki Engineering Co., Ltd.	1,539,000	12,469,796
#Sankyo Seiko Co., Ltd.	912,100	2,641,813
*Sankyo-Tateyama Holdings, Inc.	3,759,000	5,556,506
Sanoh Industrial Co., Ltd.	318,600	2,545,448
Sanritsu Corp.	111,500	711,481
Sanshin Electronics Co., Ltd.	689,400	6,457,263
Sanyo Denki Co., Ltd.	111,000	608,226
Sanyo Engineering & Construction, Inc.	201,000	689,359
#Sanyo Industries, Ltd.	714,000	1,058,291
Sato Shoji Corp.	151,600	930,752
Satori Electric Co., Ltd.	108,060	990,000
#*Saxa Holdings, Inc.	1,110,000	2,086,638
Scroll Corp.	511,400	2,473,962
#Seibu Electric Industry Co., Ltd.	289,000	1,125,759

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Seino Holdings Co., Ltd.	1,265,000	$9,121,764
Seiren Co., Ltd.	22,200	136,876
Sekisui Jushi Co., Ltd.	624,000	5,773,198
Sekisui Plastics Co., Ltd.	1,393,000	6,668,264
#Senko Co., Ltd.	1,048,000	4,146,262
Senshukai Co., Ltd.	242,800	1,367,530
#Shibuya Kogyo Co., Ltd.	129,900	1,062,676
Shikibo, Ltd.	389,000	597,477
#Shikoku Bank, Ltd.	1,316,000	4,068,037
Shimachu Co., Ltd.	119,900	2,493,195
#Shimizu Bank, Ltd.	185,000	6,879,566
Shin Nippon Air Technologies Co., Ltd.	319,220	2,222,958
Shinagawa Refractories Co., Ltd.	787,000	2,453,039
#Shinkawa, Ltd.	64,600	1,079,413
Shinko Shoji Co., Ltd.	380,800	4,072,511
Shinko Wire Co., Ltd.	490,000	843,574
Shinmaywa Industries, Ltd.	2,728,000	11,890,774
Shinnihon Corp.	79,700	231,568
Shobunsha Publications, Inc.	8,500	61,435
Shoei Foods Corp.	177,000	951,129
Shofu, Inc.	900	7,002
*Showa Corp.	857,600	6,186,106
Sinanen Co., Ltd.	849,000	3,727,529
Sintokogio, Ltd.	317,800	2,648,740
SNT Corp.	583,700	2,184,448
Soda Nikka Co., Ltd.	324,000	1,236,303
*Sodick Co., Ltd.	233,800	827,262
*Soft99 Corp.	4,000	27,242
Somar Corp.	191,000	503,527
Sonton Food Industry Co., Ltd.	112,000	863,867
Space Co., Ltd.	47,160	322,007
Starzen Co., Ltd.	30,000	77,603
Subaru Enterprise Co., Ltd.	247,000	714,024
Sugimoto & Co., Ltd.	100,400	979,674
*Suminoe Textile Co., Ltd.	857,000	2,111,092
#Sumitomo Densetsu Co., Ltd.	414,600	2,101,361
#Sumitomo Forestry Co., Ltd.	93,634	789,526
*Sumitomo Mitsui Construction Co., Ltd.	60	56
#Sumitomo Osaka Cement Co., Ltd.	7,053,000	13,545,678
#Sumitomo Pipe & Tube Co., Ltd.	579,500	3,870,647
#Sumitomo Precision Products Co., Ltd.	324,000	1,129,705
Sumitomo Warehouse Co., Ltd.	704,000	3,342,667
SUNX, Ltd.	10,100	49,260
*Suzuden Corp.	2,100	12,086
*SWCC Showa Holdings Co., Ltd.	6,737,000	7,338,590
*SysproCatena Corp.	1,166	841,408
T RAD Co., Ltd.	66,000	196,166
Tachibana Eletech Co., Ltd.	228,600	1,870,350
Tachikawa Corp.	188,400	870,302
Tachi-S Co., Ltd.	789,910	9,330,442
#Tadano, Ltd.	327,000	1,766,160
Taihei Dengyo Kaisha, Ltd.	206,000	1,878,611
Taihei Kogyo Co., Ltd.	79,000	328,728
*Taiheiyo Cement Corp.	7,015,000	9,920,125
Taiheiyo Kouhatsu, Inc.	1,881,000	1,813,034
Taiho Kogyo Co., Ltd.	340,000	3,595,567
Taikisha, Ltd.	458,000	8,028,942
Taisei Corp.	6,600	15,037
*TAIYO, Ltd.	30,000	43,225
Takagi Securities Co., Ltd.	615,000	1,168,065
Takamatsu Construction Group Co., Ltd.	2,600	31,477

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Takano Co., Ltd.	305,800	$1,966,969
Takara Standard Co., Ltd.	1,266,000	8,295,712
#Takasago Thermal Engineering Co., Ltd.	612,200	5,429,995
Takigami Steel Construction Co., Ltd.	199,000	532,315
Takiron Co., Ltd.	1,073,000	3,228,356
*Takuma Co., Ltd.	1,010,000	2,477,452
Tamura Corp.	1,042,948	3,463,542
*Tanseisha Co., Ltd.	207,000	488,047
Tatsuta Electric Wire & Cable Co., Ltd.	1,174,000	2,837,051
Tayca Corp.	741,000	2,125,618
TBK Co., Ltd.	244,000	830,203
TECHNO ASSOCIE Co., Ltd.	171,900	1,220,731
Techno Ryowa, Ltd.	229,770	1,070,684
#Teikoku Piston Ring Co., Ltd.	19,000	150,061
Teikoku Tsushin Kogyo Co., Ltd.	394,000	991,919
*Tekken Corp.	2,921,000	2,946,024
*Ten Allied Co., Ltd.	208,400	683,313
#Tenma Corp.	576,100	7,054,776
Teraoka Seisakusho Co., Ltd.	169,800	836,842
Tigers Polymer Corp.	310,600	1,116,634
#Toa Corp.	5,695,000	6,897,159
Toa Doro Kogyo Co., Ltd.	698,000	1,284,133
*Toa Oil Co., Ltd.	283,000	315,239
Tochigi Bank, Ltd.	2,825,000	11,833,130
Toda Corp.	2,652,000	9,602,681
Todentu Corp.	707,000	1,418,092
Toenec Corp.	1,045,000	5,753,903
Toho Bank, Ltd.	2,560,000	8,045,508
Tohoku Bank, Ltd.	1,484,000	2,206,532
Tohto Suisan Co., Ltd.	916,000	1,716,769
*Tokai Kanko Co., Ltd.	128,000	49,948
Tokai Lease Co., Ltd.	505,000	821,204
Tokai Rubber Industries, Ltd.	91,300	1,120,995
Toko Electric Corp.	306,000	1,993,844
#*Toko, Inc.	1,703,000	3,217,801
Tokushu Tokai Holdings Co., Ltd.	980,220	2,620,386
*Tokyo Denpa Co., Ltd.	3,500	26,277
Tokyo Electron Device, Ltd.	7	10,992
#Tokyo Energy & Systems, Inc.	554,000	3,880,517
TOKYO KEIKI, Inc.	59,000	106,907
Tokyo Ohka Kogyo Co., Ltd.	177,100	3,709,554
#Tokyo Sangyo Co., Ltd.	514,500	1,510,691
Tokyo Soir Co., Ltd.	202,000	453,893
Tokyo Style Co., Ltd.	1,676,000	13,889,209
*Tokyo Tatemono Co., Ltd.	2,270,000	10,468,085
Tokyo Tekko Co., Ltd.	209,000	629,890
#Tokyo Tomin Bank, Ltd.	188,300	2,285,116
#Tokyu Recreation Co., Ltd.	296,000	1,713,886
Toli Corp.	941,000	1,898,019
Tomato Bank, Ltd.	1,106,000	2,202,749
Tomen Electronics Corp.	116,700	1,430,143
Tomoe Corp.	796,000	2,020,239
Tomoku Co., Ltd.	1,063,000	2,480,762
*TOMONY Holdings, Inc.	2,806,000	9,648,565
Tonami Holdings Co., Ltd.	1,519,000	3,394,960
Topre Corp.	97,200	796,462
Topy Industries, Ltd.	1,339,000	3,177,282
Torigoe Co., Ltd. (The)	5,200	41,514
Torii Pharmaceutical Co., Ltd.	278,100	4,816,616
Toshiba TEC Corp.	192,000	796,920
#*Tosho Printing Co., Ltd.	780,000	1,398,697

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Totenko Co., Ltd.	310,000	$540,693
Totetsu Kogyo Co., Ltd.	460,000	2,654,825
*Totoku Electric Co., Ltd.	762,000	887,261
#Tottori Bank, Ltd.	1,000,000	2,688,073
#*Towa Bank, Ltd.	946,000	741,679
Toyo Ink Manufacturing Co., Ltd.	2,702,000	11,470,468
Toyo Kanetsu K.K.	77,000	164,558
Toyo Kohan Co., Ltd.	2,110,000	11,839,201
Toyo Securities Co., Ltd.	252,000	490,033
Toyo Tire & Rubber Co., Ltd.	653,000	1,473,715
#Toyo Wharf & Warehouse Co., Ltd.	980,000	1,686,752
Trusco Nakayama Corp.	105,800	1,748,725
Tsubakimoto Chain Co.	15,000	68,821
#Tsubakimoto Kogyo Co., Ltd.	21,000	47,978
#*Tsudakoma Corp.	955,000	1,776,049
Tsukishima Kikai Co., Ltd.	359,000	2,642,890
*Tsukuba Bank, Ltd.	482,000	1,481,594
Tsurumi Manufacturing Co., Ltd.	241,000	1,654,646
Tsutsumi Jewelry Co., Ltd.	261,400	6,113,190
Tsuzuki Denki Co., Ltd.	376,000	1,319,735
Tsuzuki Densan Co., Ltd.	3,200	9,661
TTK Co., Ltd.	136,000	505,857
TYK Corp.	690,000	1,573,755
Uchida Yoko Co., Ltd.	1,132,000	3,633,413
*Uniden Corp.	1,806,000	5,925,092
*Universe Co., Ltd.	11,600	165,397
UNY Co., Ltd.	58,860	533,927
U-Shin, Ltd.	552,500	5,352,161
Utoc Corp.	2,200	6,670
VITAL KSK HOLDINGS, Inc.	371,600	2,215,942
*Wakachiku Construction Co., Ltd.	135,000	100,905
#Warabeya Nichiyo Co., Ltd.	56,300	672,525
Wood One Co., Ltd.	510,000	1,639,311
Yachiyo Bank, Ltd. (The)	13,400	288,945
#YAMABIKO Corp.	131,874	1,510,226
#Yamagata Bank, Ltd.	1,680,000	7,279,182
#*Yamaichi Electronics Co., Ltd.	129,800	530,213
Yamanashi Chuo Bank, Ltd.	1,838,000	8,081,435
Yamato Corp.	336,000	1,167,138
Yamato International, Inc.	19,900	78,953
Yamaura Corp.	155,500	343,622
Yamazawa Co., Ltd.	1,700	22,618
Yasuda Warehouse Co., Ltd. (The)	152,600	950,489
Yellow Hat, Ltd.	397,500	2,750,705
Yodogawa Steel Works, Ltd.	3,784,000	16,692,403
Yokohama Reito Co., Ltd.	1,094,000	7,841,854
Yondenko Corp.	440,650	2,076,832
Yonekyu Corp.	78,500	740,198
Yonex Co., Ltd.	149,000	1,056,746
#Yorozu Corp.	63,800	994,495
Yuasa Funashoku Co., Ltd.	532,000	1,166,159
Yuken Kogyo Co., Ltd.	10,000	23,516
Yurtec Corp.	1,103,000	5,080,284

TOTAL JAPAN		1,659,147,581

MALAYSIA — (0.0%)
*Ramunia Holdings Berhad	28,880	3,469
*Rekapacific Berhad	130,000	—

TOTAL MALAYSIA		3,469

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (1.6%)
#Aalberts Industries NV	257,359	$4,192,873
Batenburg Beheer NV	6,890	184,486
#*BE Semiconductor Industries NV	555,690	2,537,974
Crown Van Gelder NV	51,923	536,182
#*CSM NV	90,360	2,919,986
DOCdata NV	1,906	22,743
#*Draka Holding NV	409,544	7,994,076
*Fornix Biosciences NV	3,750	22,440
#*Gamma Holding NV	75,656	1,268,923
#*Heijmans NV	132,770	2,231,537
Hunter Douglas NV	1,289	64,843
#*InnoConcepts NV	29,097	23,142
KAS Bank NV	218,219	3,659,207
#Kendrion NV	9,742	129,053
#Koninklijke Bam Groep NV	1,221,074	9,153,637
#Koninklijke Ten Cate NV	307,710	8,396,643
Macintosh Retail Group NV	2,803	62,473
Mediq NV	73,752	1,367,613
Nutreco Holding NV	718,204	44,935,754
*Ordina NV	644,000	3,424,218
*Punch Graphix NV	33,074	196,013
*Qurius NV	610,783	263,246
*Roto Smeets Group NV	22,605	396,613
Royal Reesink NV	2,110	188,637
*SNS Reaal Groep NV	1,239,142	7,160,954
#Telegraaf Media Groep NV	76,159	1,562,363
*Textielgroep Twenthe NV	1,200	3,994
TKH Group NV	106,796	2,237,570
#*TomTom NV	92,907	744,248
#*USG People NV	1,386,176	24,421,778
Wavin NV	841,710	1,679,322

TOTAL NETHERLANDS		131,982,541

NEW ZEALAND — (0.4%)
*AFFCO Holdings, Ltd.	4,822,896	1,304,033
Air New Zealand, Ltd.	6,596,007	6,497,685
Auckland International Airport, Ltd.	974,275	1,416,494
*CDL Investments (New Zealand), Ltd.	866,651	188,481
Colonial Motor Co., Ltd.	243,551	395,670
*Fisher & Paykel Appliances Holdings, Ltd.	9,468,201	4,399,681
#Millennium & Copthorne Hotels (New Zealand), Ltd.	3,112,559	1,060,517
*New Zealand Oil & Gas, Ltd.	652,768	733,187
Northland Port Corp. (New Zealand), Ltd.	24,300	30,379
Nuplex Industries, Ltd.	860,733	2,101,031
Pan Pacific Petroleum NL	695,205	180,718
Port of Tauranga, Ltd.	17,979	91,336
*Pyne Gould Corp., Ltd.	105,000	35,920
*Pyne Gould Guinness, Ltd.	4,328,099	1,671,811
*Richina Pacific, Ltd.	832,183	217,754
*Rubicon, Ltd.	2,825,476	1,968,266
Sanford, Ltd.	1,099,644	3,431,461
#*Tenon, Ltd.	372,153	263,291
Tourism Holdings, Ltd.	870,292	587,364
Tower, Ltd.	3,129,103	4,549,804

TOTAL NEW ZEALAND		31,124,883

NORWAY — (1.4%)
#*Aker ASA	142,263	3,716,444
#*Aktiv Kapital ASA	170,665	1,208,869
#Atea ASA	128,618	1,053,431
#*Austevoll Seafood ASA	73,345	583,682

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
*Birdstep Technology ASA	128,796	$41,155
#*Blom ASA	378,720	490,989
Bonheur ASA	236,200	6,875,678
*BW Offshore, Ltd. ASA	469,679	767,496
*BWG Homes ASA	50,849	156,309
*Camillo Eitze & Co. ASA	150,780	378,362
*Cermaq ASA	511,276	5,687,891
#*Copeinca ASA	4,600	39,060
*Det Norske Oljeselskap ASA	16,347	87,746
*Dockwise, Ltd. ASA	91,674	2,656,949
#*DOF ASA	388,094	2,869,804
*EDB Business Partner ASA	19,500	59,618
#*Eitzen Chemical ASA	3,550,325	1,381,701
*Electromagnetic GeoServices ASA	1,100	1,052
#*Eltek ASA	2,342,172	1,099,198
#Farstad Shipping ASA	210,347	5,690,974
Ganger Rolf ASA	402,700	10,839,142
*Havila Shipping ASA	28,300	304,096
*IOT Holdings ASA	137,172	5,822
Kongsberg Gruppen ASA	51,448	1,011,960
*Kverneland Group ASA	461,570	282,168
#*Norske Skogindustrier ASA Series A	3,397,443	5,195,699
Odfjell ASA Series A	290,316	2,267,599
*Prosafe Production Public, Ltd. ASA	833,956	2,093,264
#Scana Industrier ASA	102,545	150,173
*Scorpion Offshore, Ltd. ASA	54,000	351,121
*Seabird Exploration, Ltd. ASA	673,943	451,223
*Sevan Marine ASA	17,137,386	24,809,288
#*Siem Offshore, Inc. ASA	294,444	574,068
#Solstad Offshore ASA	358,822	7,581,154
*Songa Offshore SE	2,933,545	13,453,772
#SpareBanken 1 SMN	1,140,298	9,355,177
#*TTS Marine ASA	66,874	90,985
#Wilh. Wilhelmsen ASA	256,268	6,180,518

TOTAL NORWAY		119,843,637

PORTUGAL—(0.2%)
#Banco BPI SA	121,916	274,017
Banif SGPS SA	1,167,624	1,473,587
*Corticeira Amorim SA	2,107,868	2,589,045
#*Investimentos Participacoes e Gestao SA	2,035,597	1,484,832
#*Martifer SGPS SA	77,096	244,110
*Papelaria Fernandes-Industria e Comercia SA	2,000	7,083
#*ParaRede SGPS SA	531,561	474,086
#Sociedade de Investimento e Gestao SGPS SA	202,086	2,044,886
*Sonae Capital SGPS SA	243,360	173,972
#*Sonae Industria SGPS SA	1,446,521	4,420,345
#*Sonaecom SGPS SA	180,630	317,025
*Sumol + Compal SA	59,147	111,958

TOTAL PORTUGAL		13,614,946

SINGAPORE — (1.5%)
Allgreen Properties, Ltd.	21,461,000	19,563,093
*Asia Food & Properties, Ltd.	7,313,000	3,325,587
*ASL Marine Holdings, Ltd.	215,000	144,250
*Banyan Tree Holdings, Ltd.	321,000	186,022
*Beyonics Technology, Ltd.	596,000	109,101
Bonvests Holdings, Ltd.	1,338,280	968,787
*Broadway Industrial Group, Ltd.	128,000	113,731
Brothers (Holdings), Ltd.	272,078	29,661
Chemical Industries (Far East), Ltd.	40,000	14,741

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*China Auto Corp., Ltd.	417,000	$16,413
*China Energy, Ltd.	1,353,000	198,343
China Merchants Holdings Pacific, Ltd.	997,000	520,192
*Chuan Hup Holdings, Ltd.	7,392,000	1,574,254
#Creative Technology Co., Ltd.	871,900	3,256,466
*Delong Holdings, Ltd.	312,000	110,347
Engro Corp., Ltd.	115,500	89,148
*Excel Machine Tools, Ltd.	473,000	—
Federal International (2000), Ltd.	470,625	62,339
GK Goh Holdings, Ltd.	2,295,000	1,039,773
GP Batteries International, Ltd.	160,000	220,428
GP Industries, Ltd.	2,127,808	780,075
*Grand Banks Yachts, Ltd.	288,750	97,458
Hi-P International, Ltd.	2,718,000	1,326,934
Ho Bee Investment, Ltd.	4,300,000	5,173,138
#*Hong Fok Corp., Ltd.	2,733,000	1,215,719
Hong Leong Asia, Ltd.	150,000	520,054
#Hotel Grand Central, Ltd.	2,094,216	1,297,023
#Hotel Properties, Ltd.	2,147,500	3,571,394
Hour Glass, Ltd.	793,320	471,210
#*Huan Hsin Holdings, Ltd.	1,504,000	370,904
*HupSteel, Ltd.	29,000	5,535
Hwa Hong Corp., Ltd.	4,148,000	1,787,030
InnoTek, Ltd.	650,000	289,696
Isetan (Singapore), Ltd.	171,000	426,522
#Jaya Holdings, Ltd.	4,195,000	2,317,397
*Jurong Technologies Industrial Corp., Ltd.	3,391,000	61,866
K1 Ventures, Ltd.	14,253,000	1,710,480
Kian Ann Engineering, Ltd.	111,500	14,207
Kim Eng Holdings, Ltd.	971,147	1,447,152
#KS Energy Services, Ltd.	610,000	607,762
Lafe Corp., Ltd.	729,200	44,860
LC Development, Ltd.	1,811,800	247,415
Lee Kim Tah Holdings, Ltd.	2,313,000	845,191
Leeden, Ltd.	339,000	84,532
*Lion Asiapac, Ltd.	1,023,000	203,279
Lum Chang Holdings, Ltd.	1,211,000	264,723
*MCL Land, Ltd.	2,000	3,255
Memtech International, Ltd.	2,738,000	267,409
Metro Holdings, Ltd.	8,312,800	5,046,098
NSL, Ltd.	717,000	817,873
*Orchard Parade Holdings, Ltd.	3,794,625	3,080,749
Pan Pacific Hotels Group, Ltd.	943,000	1,068,935
*Penguin International, Ltd.	4,316,250	466,131
Popular Holdings, Ltd.	8,102,250	935,434
*PSC Corp., Ltd.	6,729,043	1,538,470
QAF, Ltd.	3,525,755	1,894,713
San Teh, Ltd.	1,012,800	246,681
*SC Global Developments, Ltd.	3,850	4,788
Sing Investments & Finance, Ltd.	84,000	98,329
Singapore Land, Ltd.	1,588,000	7,777,560
Singapore Reinsurance Corp., Ltd.	3,080,110	574,388
Singapore Shipping Corp., Ltd.	2,120,000	449,364
Singapura Finance, Ltd.	105,000	114,606
*Soilbuild Group Holdings, Ltd.	17,000	18,278
Stamford Land Corp., Ltd.	4,308,000	1,649,693
*Sunningdale Tech, Ltd.	988,000	180,463
*Thakral Corp., Ltd.	1,130,000	64,882
*Tiong Woon Corp. Holding, Ltd.	708,000	264,072
*TT International, Ltd.	900	24
*Tuan Sing Holdings, Ltd.	10,084,000	1,668,105

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
UMS Holdings, Ltd.	4,420,000	$776,828
United Engineers, Ltd.	2,528,666	4,713,355
*United Fiber System, Ltd.	8,000	314
United Industrial Corp., Ltd.	6,907,000	10,451,695
UOL Group, Ltd.	5,825,000	16,168,865
WBL Corp., Ltd.	226,500	806,383
#Wheelock Properties, Ltd.	3,109,000	4,373,945
Wing Tai Holdings, Ltd.	5,290,800	6,947,762
*YHI International, Ltd.	31,000	6,128

TOTAL SINGAPORE		129,199,807

SPAIN — (1.2%)
Adolfo Dominguez SA	16,953	255,465
#*Afirma Grupo Inmobiliario SA	310,680	100,332
*Avanzit SA	814,162	664,603
Banco Guipuzcoano SA	1,832	13,667
#Banco Pastor SA	239,485	1,304,973
*Baron de Ley SA	23,940	1,155,018
#Caja de Ahorros del Mediterraneo SA	129,525	1,036,339
#*Campofrio Food Group SA	79,186	724,058
Cementos Portland Valderrivas SA	117,550	2,698,513
*Cie Automotive SA	5,415	26,148
*Corporacion Dermoestetica SA	67,673	246,572
*Dinamia SA	28,594	382,690
*Dogi International Fabrics SA	191,727	163,809
#Ebro Puleva SA	1,417,872	26,403,602
#*Ercros SA	711,112	1,232,666
*Espanola del Zinc SA	53,703	75,316
*Fersa Energias Renovables SA	37,885	82,985
Fluidra SA	14,308	51,766
*Funespana SA	63,148	555,623
Grupo Catalana Occidente SA	187,597	3,781,483
#*Grupo Empresarial Ence SA	3,744,591	13,701,225
#*Grupo Tavex SA	426,325	272,757
Iberpapel Gestion SA	104,139	1,716,330
#*La Seda de Barcelona SA	5,166,665	2,342,022
Lingotes Especiales SA	4,932	23,264
Miquel y Costas & Miquel SA	21,841	491,987
*Natraceutical SA	41,471	25,798
#*NH Hoteles SA	2,921,620	13,456,895
*Nicolas Correa SA	137,049	360,450
#*Papeles y Cartones de Europa SA	382,213	1,818,553
#Pescanova SA	188,146	5,374,263
#*Promotora de Informaciones SA	2,078,820	8,638,362
#*Realia Business SA	273,498	655,529
*Renta Corp Real Estate SA	7,652	32,903
#*Sacyr Vallehermoso SA	104,471	797,095
*Service Point Solutions SA	566,017	571,027
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	305,325	559,893
#Sol Melia SA	551,316	4,583,525
#*Solaria Energia y Medio Ambiente SA	527,309	1,375,599
#*SOS Corp Alimentaria SA	40,274	106,997
*Telecomunicaciones y Energia SA	27,445	105,352
#Tubacex SA	183,165	705,405
Unipapel SA	134,215	2,048,431
*Vertice Trescientos Sesenta Grados SA	12,530	5,762
Vidrala SA	6,695	166,707
#Viscofan SA	140,677	3,803,743
*Vocento SA	12,734	76,739

TOTAL SPAIN		104,772,241

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (3.0%)
#Acando AB	672,939	$1,312,836
AF AB	19,700	629,987
#*Anoto Group AB	295,528	214,041
B&B Tools AB	10,038	162,904
Beijer Alma AB	73,453	1,194,019
#*Bilia AB Series A	275,209	3,733,551
#*Billerud AB	2,259,662	17,730,338
#*BioPhausia AB	104,076	17,123
#Biotage AB	888,337	875,957
#Boliden AB	4,986,751	68,610,132
Bong Ljungdahl AB	64,100	284,044
#Bure Equity AB	352,619	1,349,518
#Cantena AB	109,825	1,628,673
Cardo AB	295,068	9,487,296
*Cloetta AB	35,712	191,571
#Concordia Maritime AB Series B	369,034	1,106,895
Consilium AB Series B	8,000	27,419
*CyberCom Group Europe AB	28,753	120,194
*Duni AB	13,483	109,016
*East Capital Explorer AB	76,531	889,555
Elos AB	29,600	175,533
*Enea Data AB Series B	5,180	29,231
*Eniro AB	966,830	2,776,332
#Fabege AB	227,011	1,409,601
*Forshem Group AB Series B	23,642	70,214
#G & L Beijer AB Series B	96,600	2,674,683
Geveko AB	33,703	108,728
*Gunnebo AB	71,150	303,164
*Haldex AB	793,208	8,645,109
*Hexpol AB	5,250	69,654
Hoganas AB Series B	360	10,746
#Holmen AB	929,548	23,442,981
Industrial & Financial Systems AB Series B	100,312	1,083,351
Intellecta AB Series B	30,100	247,078
*JM AB	119,617	1,927,021
*Klovern AB	96,655	303,035
Lagercrantz Group AB Series B	233,635	979,923
Lammhults Design Group AB	78,200	495,171
*LBI International AB	13,791	27,154
#*Meda AB Series A	596,075	5,716,983
#*Micronic Mydata AB	401,266	766,487
NCC AB Series A	21,366	331,875
#NCC AB Series B	1,170,402	18,051,510
#New Wave Group AB Series B	480,881	2,557,044
*Nobia AB	420,712	2,172,038
#Nolato AB Series B	126,713	1,299,104
OEM International AB Series B	30,300	187,083
*Pa Resources AB	2,912,460	7,476,541
#*Partnertech AB	36,982	158,263
#Peab AB Series B	58,234	353,756
*Pricer AB Series B	903,127	95,830
ProAct IT Group AB	118,632	1,711,474
Profilgruppen AB	25,600	180,694
Rederi AB Transatlantic	471,780	1,666,803
#*rnb Retail & Brands AB	1,415,012	1,956,020
#*Rorvik Timber AB	120,916	12,384
#*Rottneros AB	9,522,000	1,035,503
#*Saab AB	245,922	3,805,897
#*SAS AB (7129577)	2,080,515	368,747
#*SAS AB (B56THX7)	6,241,545	1,102,990
*Scribona AB Series A	11,715	16,003

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
*Scribona AB Series B	624,662	$741,237
*Semcon AB	13,958	60,408
#Studsvik AB	41,833	521,302
#*Trelleborg AB Series B	6,681,684	48,341,757

TOTAL SWEDEN		255,141,511

SWITZERLAND — (4.2%)
Acino Holding AG	29,432	4,302,841
*AFG Arbonia-Forster Holding AG	71,508	1,828,040
Allreal Holding AG	104,556	12,140,315
Also Holding AG	9,450	419,954
Baloise Holding AG	233,596	18,393,708
Bank Coop AG	13,000	844,780
Banque Cantonale de Geneve SA	12,466	2,703,105
Banque Cantonale du Jura SA	8,000	454,296
#Banque Cantonale Vaudoise AG	19,836	8,723,149
*Bell Holding AG	15	22,600
Bellevue Group AG	9,608	339,056
*Bobst Group AG	176,446	7,006,368
Bossard Holding AG	14,224	1,002,428
Bucher Industries AG	49,914	6,114,540
Calida Holding AG	400	164,452
Carlo Gavazzi Holding AG	7,890	1,174,488
*Cham Paper Holding AG	12,545	2,618,059
#Charles Voegele Holding AG	141,213	6,570,816
*Cicor Technologies, Ltd.	1,598	48,491
*Clariant AG	4,668,293	64,409,347
Coltene Holding AG	74,984	3,965,764
Conzzeta AG	3,818	6,708,502
Daetwyler Holding AG	162,719	10,396,999
#*Dufry AG	6,429	549,866
#EFG International AG	277,861	4,661,715
Emmi AG	38,990	6,072,249
#Energiedienst Holding AG	160	8,055
Escor Casino & Entertainment AG	4,000	101,330
*Feintol International Holding AG	6,555	1,973,690
Flughafen Zuerich AG	49,800	16,381,000
Forbo Holding AG	34,708	14,405,479
#George Fisher AG	49,143	17,377,951
Gurit Holding AG	10,531	5,801,121
Helvetia Holding AG	88,673	27,095,001
Hexagon AB	52,500	800,074
#Implenia AG	262,392	7,547,373
Intershop Holding AG	13,882	4,094,194
*Kardex AG	9,555	348,561
Komax Holding AG	3,014	240,845
Lem Holdings SA	2,196	727,932
#*Micronas Semiconductor Holding AG	393,693	2,181,189
*Mikron Holding AG	35,788	229,096
Mobimo Holding AG	12,331	2,097,803
*Norinvest Holding SA	29,250	138,424
#*OC Oerlikon Corp AG	10,542	347,839
#Petroplus Holdings AG	809,718	14,438,138
PSP Swiss Property AG	124,709	7,422,187
*PubliGroupe SA	2,976	303,394
#*Rieters Holdings AG	12,450	3,795,662
Romande Energie Holding SA	3,903	6,586,304
*Schmolz + Bickenbach AG	13,497	456,705
Schweiter Technologies AG	162	93,604
#*Schweizerische National-Versicherungs-Gesellschaft AG	374,178	10,990,882
#Siegfried Holding AG	26,479	2,237,477

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
St. Galler Kantonalbank AG	6,370	$2,823,881
Swiss Prime Site AG	140,660	8,317,711
*Swissmetal Holding AG	116,281	1,146,854
*Tamedia AG	569	44,814
*Tornos SA	25,360	209,999
*Uster Technologies AG	3,185	73,965
Valartis Group AG	3,796	117,440
Valiant Holding AG	16,997	3,232,107
Valora Holding AG	38,558	9,686,735
Vaudoise Assurances Holdings SA	20,387	4,491,502
Verwaltungs und Privat-Bank AG	8,834	1,001,586
#*Winterthur Technologie AG	4,254	179,900
*WMH Walter Meier Holding AG	516	65,971
Zehnder Group AG	57	93,936
*Zueblin Immobilien Holding AG	271,312	1,124,401

TOTAL SWITZERLAND		352,468,040

UNITED KINGDOM — (15.3%)
Acal P.L.C.	327,161	923,818
*Aga Rangemaster Group P.L.C.	2,117,242	3,590,374
*Alexandra P.L.C.	383,995	70,175
*Alexon Group P.L.C.	201,241	73,461
Alphameric P.L.C.	917,058	386,156
Alumasc Group P.L.C.	597,030	933,016
*Amberley Group P.L.C.	71,000	2,716
Amlin P.L.C.	9,708,370	55,547,501
Anglo Pacific Group P.L.C.	1,173,353	4,359,013
Anglo-Eastern Plantations P.L.C.	261,385	2,251,374
Anite P.L.C.	47,324	24,380
*API Group P.L.C.	384,515	42,097
*Arena Leisure P.L.C.	645,000	297,417
Arriva P.L.C.	191,667	2,233,098
Ashtead Group P.L.C.	11,706,012	21,128,178
*Assura Group, Ltd. P.L.C.	42,159	27,370
*Asterand P.L.C.	387,527	98,100
*Autologic Holdings P.L.C.	455,119	222,835
*Avesco Group P.L.C.	84,124	72,066
*Avon Rubber P.L.C.	465,400	659,005
*Barratt Developments P.L.C.	5,833,500	11,039,794
BBA Aviation P.L.C.	3,319,988	10,504,906
*Beale P.L.C.	71,298	41,530
Beazley P.L.C.	11,869,742	20,589,661
*Bede P.L.C.	283,000	2,771
Bellway P.L.C.	3,481,205	39,965,187
*Berkeley Group Holdings P.L.C. (The)	622,266	7,900,376
*Berkeley Technology, Ltd.	222,520	16,999
Biocompatibles International P.L.C.	543,647	1,951,308
Bloomsbury Publishing P.L.C.	49,363	83,868
Bodycote P.L.C.	5,826,032	19,747,509
*Bovis Homes Group P.L.C.	4,184,856	27,151,954
Brit Insurance Holdings NV	2,794,855	33,875,491
#*British Airways P.L.C.	2,967,127	10,287,346
British Polythene Industries P.L.C.	387,999	1,496,014
BSS Group P.L.C.	180,302	847,881
Camellia P.L.C.	2,548	273,023
*Capital & Regional P.L.C.	6,205,746	3,308,785
Carclo P.L.C.	835,334	1,820,089
Carillion P.L.C.	2,441,103	12,746,628
*Carphone Warehouse Group P.L.C.	1,419,513	4,197,269
Carr’s Milling Industries P.L.C.	81,009	638,613
Castings P.L.C.	485,190	1,443,737

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Catlin Group, Ltd. P.L.C.	8,508,243	$45,763,916
Centaur Media P.L.C.	100,000	77,376
*Chapelthorpe P.L.C.	160,984	51,559
Charles Stanley Group P.L.C.	150,000	585,428
*Chaucer Holdings P.L.C.	611,735	464,443
Chesnara P.L.C.	114,607	392,512
*City of London Group P.L.C.	34,000	39,892
Clarkson P.L.C.	333	4,821
*Clinton Cards P.L.C.	3,695,504	2,403,957
Close Brothers Group P.L.C.	2,135,186	23,766,222
Collins Stewart P.L.C.	2,272,082	3,252,493
*COLT Telecom Group SA	4,681,450	8,863,324
Communisis P.L.C.	2,449,572	864,050
Computacenter P.L.C.	3,550,201	17,695,816
*Cookson Group P.L.C.	3,902,119	33,441,504
*Coral Products P.L.C.	102,000	8,559
*Cosalt P.L.C.	1,039,426	116,091
*Creightons P.L.C.	250,000	7,592
*Creston P.L.C.	107,460	166,608
*CSR P.L.C.	466,473	3,050,944
Daejan Holdings P.L.C.	90,028	3,202,653
Dairy Crest Group P.L.C.	708,156	3,874,244
Dart Group P.L.C.	800,847	723,827
Davis Service Group P.L.C.	1,301,429	8,520,759
Delta P.L.C.	2,875,420	8,080,379
Development Securities P.L.C.	1,626,532	6,434,036
Dialight P.L.C.	299,486	1,112,901
Diploma P.L.C.	475,000	1,616,269
*DRS Data & Research Services P.L.C.	51,000	11,604
DS Smith P.L.C.	12,895,987	26,473,170
*DSG International P.L.C.	29,382,888	14,783,755
*E2V Technologies P.L.C.	6,724	5,622
*easyJet P.L.C.	2,425,429	17,430,665
Electronic Data Processing P.L.C.	28,124	20,479
Elementis P.L.C.	10,800,568	10,652,034
*Enterprise Inns P.L.C.	5,358,918	10,458,358
*Erinaceous Group P.L.C.	371,424	9,377
Evolution Group P.L.C.	769,681	1,355,229
F&C Asset Management P.L.C.	7,440,506	7,480,827
Fenner P.L.C.	704,375	2,300,655
Filtronic P.L.C.	1,323,456	610,320
*Fortress Holdings P.L.C.	200,000	—
French Connection Group P.L.C.	510,182	302,078
Fuller Smith & Turner P.L.C.	373,727	3,133,216
Future P.L.C.	1,768,908	426,279
FW Thorpe P.L.C.	19,149	175,191
Galliford Try P.L.C.	312,257	1,794,411
GB Group P.L.C.	707,131	280,693
*Gem Diamonds, Ltd. P.L.C.	1,630,949	7,212,057
*GKN P.L.C.	7,331,298	15,209,825
Greene King P.L.C.	5,267,643	36,556,672
Guinness Peat Group P.L.C.	703,559	448,124
Hampson Industries P.L.C.	442,495	339,280
Hardy Underwriting Group P.L.C.	893,439	3,537,666
*Harvard International P.L.C.	492,775	383,850
Harvey Nash Group P.L.C.	667,151	471,408
*Hawtin P.L.C.	150,000	9,438
Haynes Publishing Group P.L.C.	25,591	99,400
Helical Bar P.L.C.	2,706,283	13,860,268
Henderson Group P.L.C.	368,311	822,784
Henry Boot P.L.C.	1,137,852	1,656,784

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Heywood Williams Group P.L.C.	913,873	$19,576
Hiscox, Ltd. P.L.C.	10,648,017	54,209,710
HR Owen P.L.C.	117,528	144,636
Hunting P.L.C.	255,536	2,200,597
#Huntsworth P.L.C.	2,252,878	2,479,695
*Inchcape P.L.C.	24,611,119	12,886,647
*Innovation Group P.L.C.	697,853	135,991
Intec Telecom Systems P.L.C.	1,861,142	1,885,812
Intelek P.L.C.	505,250	107,352
Intermediate Capital Group P.L.C.	2,069,789	8,912,952
Interserve P.L.C.	229,819	775,321
*Inveresk P.L.C.	756,409	19,096
*IP Group P.L.C.	165,387	106,056
J. Smart & Co. (Contractors) P.L.C.	18,263	127,317
James Fisher & Sons P.L.C.	134,424	865,925
#*JJB Sports P.L.C.	11,144,440	3,953,143
*Johnston Press P.L.C.	9,598,378	4,847,120
Laird P.L.C.	1,675,234	3,361,254
Lancashire Holdings, Ltd. P.L.C.	285,624	2,025,312
Lavendon Group P.L.C.	1,764,724	2,416,201
*Leo Insurance P.L.C.	25,000	574
*Litho Supplies P.L.C.	113,000	8,645
*London Scottish Bank P.L.C.	299,952	12,024
Low & Bonar P.L.C.	3,225,926	1,574,537
*Luminar Group Holdings P.L.C.	2,521,893	1,690,629
Macfarlane Group P.L.C.	1,730,981	658,233
#Management Consulting Group P.L.C.	2,563,393	934,324
Marshalls P.L.C.	1,278,008	1,997,068
Marston’s P.L.C.	7,801,068	12,089,242
*Mecom Group P.L.C.	17,377	61,428
Meggitt P.L.C.	13,218,834	62,899,404
Melrose P.L.C.	1,921,316	6,981,748
*Metalrax Group P.L.C.	68,716	4,982
*Mid-States P.L.C.	50,000	2,924
Millennium & Copthorne Hotels P.L.C.	5,069,910	36,539,871
*Minerva P.L.C.	3,721,478	6,574,188
*Mitchells & Butlers P.L.C.	3,234,252	16,158,854
MJ Gleeson Group P.L.C.	645,704	1,241,929
Molins P.L.C.	102,466	104,990
Mondi P.L.C.	7,958,099	53,718,798
Moneysupermarket.com Group P.L.C.	180,048	204,906
Morgan Sindall P.L.C.	23,209	200,949
*Morse P.L.C.	111,509	86,720
MP Evans Group P.L.C.	6,831	36,366
MS International P.L.C.	119,401	381,996
*MWB Group Holdings P.L.C.	1,659,493	1,089,072
Nestor Healthcare Group P.L.C.	652,386	549,210
Noble Investments (UK) P.L.C.	300	467
Northamber P.L.C.	152,685	110,234
*Northgate P.L.C.	1,372,368	4,412,996
Novae Group P.L.C.	614,453	2,904,631
*NXT P.L.C.	48,000	9,308
*Opsec Security Group P.L.C.	371,366	114,511
Panther Securities P.L.C.	45,000	252,743
*Pendragon P.L.C.	4,710,130	2,403,563
*Persimmon P.L.C.	6,879,478	50,023,182
Photo-Me International P.L.C.	10,000	5,684
#Pinewood Shepperton P.L.C.	358,476	775,648
*Pinnacle Staffing Group P.L.C.	903,519	62,198
*Pittards P.L.C.	39,000	1,492
Portmeirion Group P.L.C.	51,335	325,583

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
#Porvair P.L.C.	484,144	$500,839
*Premier Foods P.L.C.	40,873,986	16,345,886
*Prime Focus London P.L.C.	13,000	2,586
Psion P.L.C.	2,215,016	2,764,224
*Punch Taverns P.L.C.	6,013,076	8,151,469
*Quintain Estates & Development P.L.C.	5,658,760	4,835,186
*Redrow P.L.C.	5,102,411	11,616,061
*Redstone P.L.C.	369,451	14,132
*Renold P.L.C.	1,493,473	642,476
*Renovo Group P.L.C.	222,886	81,732
Rensburg Sheppards P.L.C.	9,919	127,381
*Resolution, Ltd. P.L.C.	644,945	718,244
ROK P.L.C.	35,945	19,249
RPC Group P.L.C.	1,157,084	4,348,731
*Rutland Trust P.L.C.	89,181	—
S&U P.L.C.	7,000	58,945
*Safeland P.L.C.	50,000	13,388
*Sagittarius Professional Services P.L.C.	250,000	—
#*Salamander Energy P.L.C.	441,257	1,686,086
Scott Wilson Group P.L.C.	75,046	121,766
Senior P.L.C.	3,768,380	6,638,402
Severfield-Rowen P.L.C.	86,096	287,447
Shanks Group P.L.C.	1,249,518	1,969,881
*SIG P.L.C.	4,980,439	10,017,276
Smiths News P.L.C.	185,062	347,956
Speedy Hire P.L.C.	200,678	107,842
*Sportech P.L.C.	115,311	87,234
St. Ives Group P.L.C.	2,516,218	2,435,331
*St. Modwen Properties P.L.C.	3,104,290	8,196,357
*Stylo P.L.C.	5,293	385
#*TalkTalk Telecom Group P.L.C.	2,839,026	5,516,721
*Tandem Group P.L.C. Non-Voting Shares	472,000	—
*Taurus Storage P.L.C.	250,000	—
*Taylor Wimpey P.L.C.	35,090,900	21,704,084
*Telspec P.L.C.	20	—
Tex Holdings P.L.C.	11,000	8,969
Thomas Cook Group P.L.C.	2,334,338	8,855,326
Titon Holdings P.L.C.	32,499	27,896
Tomkins P.L.C.	13,336,659	50,454,191
*Torotrak P.L.C.	44,048	15,853
*Trafficmaster P.L.C.	902,206	633,655
*Travis Perkins P.L.C.	3,885,994	50,189,471
Treatt P.L.C.	38,663	171,515
*Trifast P.L.C.	875,171	425,441
*Trinity Mirror P.L.C.	8,578,803	20,453,049
*TT electronics P.L.C.	2,328,091	3,750,756
*UK Coal P.L.C.	3,281,033	2,634,424
Umeco P.L.C.	305,803	1,684,465
Vislink P.L.C.	816,969	294,011
Vitec Group P.L.C. (The)	34,372	215,138
Vp P.L.C.	315,426	955,332
*Wagon P.L.C.	825,228	15,783
Waterman Group P.L.C.	514,435	334,954
*William Ransom & Son P.L.C.	65,000	7,046
*Wolfson Microelectronics P.L.C.	427,313	1,130,821
WSP Group P.L.C.	123,546	660,516
#*Yell Group P.L.C.	21,900,195	18,199,371
Zotefoams P.L.C.	196,330	318,088

TOTAL UNITED KINGDOM		1,295,245,515

TOTAL COMMON STOCKS		7,491,011,485

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††
PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
#Village Roadshow, Ltd. Series A	1,428,884	$3,358,744

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*IDT Australia, Ltd. Options 03/11/11	5,460	—

CANADA — (0.0%)
#*Tembec, Inc. Warrants 03/03/12	262,718	131,902

FRANCE — (0.0%)
*Technicolor SA Rights 05/11/10 (B3RG4N2)	8,968,891	—
#*Technicolor SA Rights 05/11/10 (B3YLYP2)	8,968,891	2,006,196

TOTAL FRANCE		2,006,196

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	20,958,000	647,839
*Cheuk Nang (Holdings), Ltd. Warrants 11/23/10	60,000	6,955
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	10,800	—
*Lippo, Ltd. Warrants 07/04/11	214,750	3,485
#*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	4,045,312	84,927
*South China (China), Ltd. Rights 09/06/10	2,034,768	37,738

TOTAL HONG KONG		780,944

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	262,975	22,234
*KME Group SpA Warrants 12/30/11	826,687	23,004

TOTAL ITALY		45,238

SWEDEN — (0.0%)
*Micronic Mydata AB Rights 05/21/10	401,266	—
*Rottneros AB Warrants 12/07/11	2,152,642	47,551

TOTAL SWEDEN		47,551

SWITZERLAND — (0.0%)
*Siegfried Holding AG Rights 04/26/10	26,214	75,513

UNITED KINGDOM — (0.0%)
*SFI Holdings, Ltd. Litigation Certificate	79,000	—
*Ultraframe Litigation Notes	160,022	—

TOTAL UNITED KINGDOM		—

TOTAL RIGHTS/WARRANTS		3,087,344

	Face Amount (000)	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $44,560,000 FNMA 4.00%, 12/15/38, valued at $46,398,100) to be repurchased at $45,712,724	$45,712	45,712,000

	Shares/ Face Amount (000)
SECURITIES LENDING COLLATERAL — (10.9%)
§@ DFA Short Term Investment Fund	918,056,137	918,056,137

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount (000)	Value†
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $65,581) to be repurchased at $64,296	$64	$64,295

TOTAL SECURITIES LENDING COLLATERAL		918,120,432

TOTAL INVESTMENTS — (100.0%)
(Cost $8,664,708,918)		$8,461,290,005

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (83.5%)
AUSTRALIA — (5.7%)
*Acrux, Ltd.	10,507	$18,955
Adelaide Brighton, Ltd.	37,364	100,508
*Aditya Birla Minerals, Ltd.	33,991	33,186
*AED Oil, Ltd.	28,704	15,206
AJ Lucas Group, Ltd.	9,790	23,472
#Alesco Corp., Ltd.	14,088	38,439
*Allied Gold, Ltd.	36,064	12,837
Alumina, Ltd.	185,998	262,667
Alumina, Ltd. Sponsored ADR	900	5,049
Amalgamated Holdings, Ltd.	13,550	73,877
Amcom Telecommunications, Ltd.	114,685	35,322
Amcor, Ltd.	98,578	596,572
#AMP, Ltd.	8,012	45,979
Ansell, Ltd.	8,831	104,173
APA Group, Ltd.	5,681	18,944
#APN News & Media, Ltd.	53,277	119,561
#*Aquila Resources, Ltd.	13,270	123,773
*Arafura Resources, Ltd.	9,490	5,100
#*Aristocrat Leisure, Ltd.	3,016	11,838
*Arrow Energy, Ltd.	5,920	27,929
*Asciano Group, Ltd.	183,551	284,855
#ASX, Ltd.	993	30,021
#*Atlas Iron, Ltd.	10,897	24,928
Ausdrill, Ltd.	16,611	31,523
Ausenco, Ltd.	9,648	42,954
Austal, Ltd.	7,753	16,941
#*Austar United Communications, Ltd.	14,800	15,870
Austbrokers Holdings, Ltd.	4,423	20,360
Austereo Group, Ltd.	10,730	16,855
Australia & New Zealand Banking Group, Ltd.	29,839	660,912
*Australian Agricultural Co., Ltd.	23,239	27,671
Australian Infrastructure Fund NL	10,145	18,426
Australian Pharmaceutical Industries, Ltd.	45,997	23,601
*Australian Worldwide Exploration, Ltd.	64,337	145,401
Automotive Holdings Group NL	27,393	68,598
*Avoca Resources, Ltd.	39,121	79,213
*AWB, Ltd.	117,548	111,138
AXA Asia Pacific Holdings, Ltd.	16,957	96,187
#Bank of Queensland, Ltd.	20,306	235,270
Beach Petroleum, Ltd.	87,076	62,654
Bendigo Bank, Ltd.	31,073	280,989
BHP Billiton, Ltd. Sponsored ADR	1,128	82,107
#Billabong International, Ltd.	4,148	43,569
Blackmores, Ltd.	1,487	32,438
*BlueScope Steel, Ltd.	141,618	339,796
*Boart Longyear Group NL	116,624	34,812
Boral, Ltd.	49,094	265,403
Bradken, Ltd.	22,741	152,207
Brambles, Ltd.	4,538	30,173
Brickworks, Ltd.	13,303	159,050
BT Investment Management, Ltd.	7,462	17,339
Cabcharge Australia, Ltd.	2,648	14,613
Caltex Australia, Ltd.	13,267	141,593
Campbell Brothers, Ltd.	4,121	113,056
*Cape Lambert Iron Ore, Ltd.	16,853	7,068
Cardno, Ltd.	12,291	49,686
#*Carnarvon Petroleum, Ltd.	53,280	21,218
Cash Converters International, Ltd.	10,791	5,783

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Catalpa Resources, Ltd.	2,992	$4,491
Cellestis, Ltd.	830	2,236
*Centamin Egypt, Ltd.	34,947	70,765
#Centennial Coal Co., Ltd.	34,175	132,997
Challenger Financial Services Group, Ltd.	61,701	234,146
*Citadel Resource Group, Ltd.	6,783	2,118
*Citigold Corp., Ltd.	276,985	33,105
Clough, Ltd.	20,065	16,747
#*Coal of Africa, Ltd.	24,372	52,705
Coca-Cola Amatil, Ltd.	2,084	21,514
#Cochlear, Ltd.	344	23,444
*Cockatoo Coal, Ltd.	95,803	40,020
Coffey International, Ltd.	28,799	34,477
Commonwealth Bank of Australia NL	4,985	266,720
Computershare, Ltd.	2,045	22,208
ConnectEast Group, Ltd.	223,235	87,900
*Cooper Energy, Ltd.	24,369	11,757
#Crane Group, Ltd.	7,524	62,553
#Crown, Ltd.	26,347	198,655
CSG, Ltd.	16,349	34,276
CSL, Ltd.	1,360	40,639
CSR, Ltd.	134,082	213,698
*Customers, Ltd.	15,665	40,176
#David Jones, Ltd.	43,855	188,035
*Decmil Group, Ltd.	4,026	6,752
*Deep Yellow, Ltd.	245,896	46,719
*Devine, Ltd.	11,884	3,550
#Dominion Mining, Ltd.	10,234	27,157
Domino’s Pizza Enterprises, Ltd.	5,839	29,233
Downer EDI, Ltd.	39,405	251,930
DUET Group, Ltd.	58,679	95,745
*Eastern Star Gas, Ltd.	34,059	28,522
#*Elders, Ltd.	62,149	68,146
Emeco Holdings, Ltd.	65,076	40,989
#*Energy World Corp., Ltd.	130,107	61,610
Envestra, Ltd.	45,185	21,532
#Fairfax Media, Ltd.	169,139	266,935
FKP Property Group, Ltd.	105,188	82,224
Fleetwood Corp., Ltd.	9,236	80,489
#FlexiGroup, Ltd.	92,935	116,384
#Flight Centre, Ltd.	4,856	88,413
#Foster’s Group, Ltd.	13,026	65,276
#*Galaxy Resources, Ltd.	2,647	3,071
*Geodynamics, Ltd.	15,716	8,546
*Giralia Resources NL	1,313	2,504
Goodman Fielder, Ltd.	177,560	238,338
Graincorp, Ltd. Series A	11,763	62,582
#*Grange Resources, Ltd.	153,333	85,466
GUD Holdings, Ltd.	12,345	102,959
*Gujarat NRE Coking Coal, Ltd.	3,961	2,560
Gunns, Ltd.	59,866	28,739
#GWA International, Ltd.	23,130	67,668
Harvey Norman Holdings, Ltd.	58,789	183,545
Hastie Group, Ltd.	35,174	55,664
#Healthscope, Ltd.	33,627	135,079
*Highlands Pacific, Ltd.	116,035	29,108
Hills Industries, Ltd.	28,702	66,065
*Horizon Oil, Ltd.	13,434	4,353
iiNet, Ltd.	12,619	32,114
*Iluka Resources, Ltd.	50,159	213,589
*Imdex, Ltd.	12,503	9,009

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Incitec Pivot, Ltd.	125,496	$371,036
Independence Group NL	11,626	49,230
Infigen Energy, Ltd.	85,532	76,985
Insurance Australia Group, Ltd.	51,363	180,610
*Integra Mining, Ltd.	81,322	19,611
#Invocare, Ltd.	3,399	19,644
Ioof Holdings, Ltd.	24,480	148,057
Iress Market Technology, Ltd.	2,964	23,194
iSOFT Group, Ltd.	57,661	28,796
*James Hardie Industries SE	2,812	19,715
*James Hardie Industries SE Sponsored ADR	100	3,546
#JB Hi-Fi, Ltd.	4,917	87,523
Jetset Travelworld, Ltd.	13,926	13,244
K&S Corp., Ltd.	1,656	4,153
*Kagara, Ltd.	46,126	31,516
*Karoon Gas Australia, Ltd.	4,317	29,455
Kingsgate Consolidated, Ltd.	3,705	29,075
#Leighton Holdings, Ltd.	1,528	51,486
Lend Lease Group NL	39,260	309,013
Lihir Gold, Ltd.	28,398	100,354
*Linc Energy, Ltd.	5,097	7,184
*Lynas Corp., Ltd.	229,932	112,921
#Macarthur Coal, Ltd.	26,616	372,861
MacMahon Holdings, Ltd.	111,175	73,700
Macquarie Group, Ltd.	13,345	608,532
*Mantra Resources, Ltd.	363	1,520
MAP Group, Ltd.	20,003	57,340
McMillan Shakespeare, Ltd.	9,454	31,049
McPherson’s, Ltd.	9,973	29,118
Melbourne IT, Ltd.	24,889	41,545
*MEO Australia, Ltd.	96,289	31,997
Metcash, Ltd.	13,240	49,757
*Minara Resources, Ltd.	40,335	32,256
Mincor Resources NL	8,941	15,480
*Mineral Deposits, Ltd.	42,287	37,113
Mineral Resources, Ltd.	3,812	29,182
#*Mirabela Nickel, Ltd.	19,114	41,653
Mitchell Communications Group, Ltd.	24,374	20,932
#*Molopo Energy, Ltd.	39,287	47,054
Monadelphous Group, Ltd.	1,179	16,717
*Mount Gibson Iron, Ltd.	119,760	184,990
#*Murchison Metals, Ltd.	8,025	16,720
National Australia Bank, Ltd.	19,513	498,535
*Navitas, Ltd.	8,452	40,451
#*Neptune Marine Services, Ltd.	23,325	7,693
#New Hope Corp., Ltd.	3,100	14,081
Newcrest Mining, Ltd.	440	13,282
*Nexbis, Ltd.	52,988	6,053
#*Nexus Energy, Ltd.	17,146	4,326
#NIB Holdings, Ltd.	39,303	45,887
#Nufarm, Ltd.	23,325	163,753
Oil Search, Ltd.	3,806	19,773
OneSteel, Ltd.	106,296	341,871
Orica, Ltd.	5,240	127,075
Origin Energy, Ltd.	32,522	489,125
*Orocobre, Ltd.	1,149	2,493
*OZ Minerals, Ltd.	255,709	269,156
*Pacific Brands, Ltd.	98,999	108,116
#*Paladin Energy, Ltd.	30,478	110,989
Pan Pacific Petroleum NL	100,535	24,812
*PanAust, Ltd.	75,409	35,026

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Panoramic Resources, Ltd.	26,216	$60,125
*Paperlinx, Ltd.	121,838	83,823
Peet, Ltd.	17,804	38,914
#Perpetual Trustees Australia, Ltd.	1,053	33,315
#*Pharmaxis, Ltd.	8,846	24,929
Photon Group, Ltd.	14,100	15,149
*PMP, Ltd.	14,732	9,571
Premier Investments, Ltd.	12,426	82,164
Primary Health Care, Ltd.	44,208	165,548
Prime Media Group, Ltd.	14,791	10,619
Programmed Maintenance Service, Ltd.	4,790	14,965
*Qantas Airways, Ltd.	60,398	156,387
QBE Insurance Group, Ltd.	3,388	65,641
Ramsay Health Care, Ltd.	2,541	31,727
RCR Tomlinson, Ltd.	36,230	36,877
REA Group, Ltd.	2,840	32,318
Redflex Holdings, Ltd.	15,216	25,042
Reece Australia, Ltd.	839	19,379
*Regional Express Holdings, Ltd.	3,539	3,995
*Resolute Mining, Ltd.	48,901	52,132
*RHG, Ltd.	67,559	42,644
Ridley Corp., Ltd.	50,681	56,441
Rio Tinto, Ltd.	1,537	100,428
#*Riversdale Mining, Ltd.	9,965	83,638
*Roc Oil Co., Ltd.	78,126	31,297
*Runge, Ltd.	9,550	6,042
SAI Global, Ltd.	5,984	23,631
Salmat, Ltd.	4,266	17,920
Santos, Ltd.	9,742	123,596
Sedgman, Ltd.	8,245	12,853
Seek, Ltd.	3,722	28,565
Select Harvests, Ltd.	1,876	7,672
*Seven Group Holdings, Ltd.	16,182	111,550
Sigma Pharmaceuticals, Ltd.	159,685	66,019
*Silex System, Ltd.	2,505	13,692
Sims Metal Management, Ltd.	11,963	224,880
Skilled Group, Ltd.	18,149	22,706
SMS Management & Technology, Ltd.	8,490	51,714
Sonic Healthcare, Ltd.	7,162	91,005
Southern Cross Media Group NL	25,922	52,000
SP Ausnet, Ltd.	20,880	17,038
SP Telemedia, Ltd.	31,955	65,419
Spark Infrastructure Group, Ltd.	11,315	12,589
Spotless Group, Ltd.	26,027	67,411
*St. Barbara, Ltd.	216,777	53,975
Straits Resources, Ltd.	66,500	75,976
STW Communications Group, Ltd.	31,475	25,458
Suncorp-Metway, Ltd.	58,286	481,693
*Sundance Resources, Ltd.	70,585	10,265
*Sunland Group, Ltd.	7,328	5,132
Super Cheap Auto Group, Ltd. (B01C7R0)	6,077	31,238
*Super Cheap Auto Group, Ltd. (B3XZSK8)	890	4,603
TABCORP Holdings, Ltd.	48,540	306,576
*Talent2 International, Ltd.	7,642	10,478
*Tap Oil, Ltd.	37,784	37,968
Tassal Group, Ltd.	8,699	13,113
Tatts Group, Ltd.	95,146	217,115
Technology One, Ltd.	25,124	19,489
*Ten Network Holdings, Ltd.	76,206	126,947
TFS Corp., Ltd.	34,783	28,224
*Thakral Holdings Group, Ltd.	44,790	17,268

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Toll Holdings, Ltd.	17,119	$111,818
Tower Australia Group, Ltd.	40,736	97,770
Transfield Services, Ltd.	25,502	92,998
Transfield Services, Ltd. Infrastructure Fund	9,581	8,705
*Transpacific Industries Group, Ltd.	25,083	28,999
#Troy Resources NL	17,242	38,567
Trust Co., Ltd.	740	4,253
UGL, Ltd.	6,683	90,364
UXC, Ltd.	14,190	6,317
*Virgin Blue Holdings, Ltd.	211,366	114,127
Washington H. Soul Pattinson & Co., Ltd.	16,792	221,155
Watpac, Ltd.	7,675	9,911
WDS, Ltd.	1,417	777
Wesfarmers, Ltd.	13,202	353,910
#West Australian Newspapers Holdings, Ltd.	18,127	131,385
Western Areas NL	8,340	36,564
Westpac Banking Corp.	7,501	186,899
Westpac Banking Corp. Sponsored ADR	2,121	263,301
WHK Group, Ltd.	18,554	18,877
#Wide Bay Australia, Ltd.	3,261	33,497
WorleyParsons, Ltd.	1,541	37,580

TOTAL AUSTRALIA		21,450,635

AUSTRIA — (0.6%)
Agrana Beteiligungs AG	505	50,247
Andritz AG	1,764	108,006
#*A-TEC Industries AG	1,773	23,801
*Austriamicrosystems AG	210	8,231
*BWIN Interactive Entertainment AG	2,701	144,123
BWT AG	720	21,789
Constantia Packaging AG	180	9,742
#Erste Group Bank AG	9,486	421,165
EVN AG	645	10,772
Flughafen Wien AG	264	14,813
*Intercell AG	1,270	33,687
#Lenzing AG	37	15,629
#Mayr-Melnhof Karton AG	212	20,617
#Oesterreichischen Post AG	1,734	49,747
OMV AG	1,273	45,488
#Raiffeisen International Bank Holding AG	4,399	214,190
*RHI AG	329	10,985
#Schoeller-Bleckmann Oilfield Equipment AG	137	7,159
Strabag SE	5,030	130,965
Telekom Austria AG	4,589	60,960
Uniqa Versicherungen AG	1,163	23,553
Vienna Insurance Group AG	1,115	54,499
Voestalpine AG	16,154	600,876
*Wienerberger AG	11,293	209,937
*Zumtobel AG	6,907	148,940

TOTAL AUSTRIA		2,439,921

BELGIUM — (1.1%)
Ackermans & van Haaren NV	3,266	225,461
*Agfa-Gevaert NV	17,509	129,875
#Anheuser-Busch InBev NV	701	34,007
*Banque Nationale de Belgique SA	20	106,193
*Barco NV	1,154	62,268
Bekaert SA	707	126,407
#Colruyt SA	120	29,546
#Compagnie d’Entreprises CFE	977	54,247
*Compagnie Immobiliere de Belgique SA	301	12,031

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
#Compagnie Maritime Belge SA	2,254	$70,239
*Deceuninck NV	8,870	22,579
#Delhaize Group SA Sponsored ADR	3,400	281,418
#*Dexia SA	23,802	128,618
D’Ieteren SA	204	95,560
#Elia System Operator SA NV	858	32,641
Euronav SA	2,958	65,328
EVS Broadcast Equipment SA	172	9,458
Exmar NV	75	527
#*Fortis SA	96,253	295,659
*Gimv NV	998	54,089
Image Recognition Integrated Systems (I.R.I.S.) SA	88	4,795
Ion Beam Applications SA	1,168	11,724
*KBC Groep NV	7,249	324,334
Kinepolis Group NV	454	25,018
#*Melexis NV	999	11,492
Mobistar SA	748	45,977
*Nyrstar NV	10,358	134,423
#Omega Pharma SA	2,171	105,739
Recticel SA	2,293	24,318
Sipef NV	380	23,625
Solvay SA	5,891	562,564
#*Telenet Group Holding NV	3,899	117,938
Tessenderlo Chemie NV	2,754	88,184
#UCB SA	10,177	394,226
#Umicore SA	10,398	380,208

TOTAL BELGIUM		4,090,716

CANADA — (9.7%)
*5N Plus, Inc.	5,865	31,756
Aastra Technologies, Ltd.	2,300	62,289
*Advantage Oil & Gas, Ltd.	20,600	146,419
Aecon Group, Inc.	7,300	90,909
#AGF Management, Ltd. Class B	10,823	185,284
#Agnico Eagle Mines, Ltd.	1,300	82,456
Agrium, Inc.	1,800	112,380
*Ainsworth Lumber Co., Ltd.	1,000	4,430
Akita Drilling, Ltd.	900	8,249
*Alamos Gold, Inc.	3,200	47,537
*Alexis Minerals Corp.	27,000	7,708
Algonquin Power & Utilities Corp.	16,400	71,522
Alimentation Couche-Taro, Inc. Class B	4,800	89,545
Alliance Grain Traders, Inc.	300	9,306
*Alter Nrg Corp.	4,900	9,889
*Altius Minerals Corp.	3,100	30,915
*Amerigo Resources, Ltd.	7,500	6,571
*Anderson Energy, Ltd.	18,250	21,559
*Angle Energy, Inc.	3,013	24,678
*Antrim Energy, Inc.	16,700	17,262
*Anvil Mining, Ltd.	17,900	64,671
*Arsenal Energy, Inc.	11,000	10,937
Astral Media, Inc. Class A	6,416	222,962
*AtCo, Ltd.	900	43,228
*Atrium Innovations, Inc.	3,100	46,387
*ATS Automation Tooling System, Inc.	11,300	77,981
#*Aura Minerals, Inc.	9,100	35,296
#*Aurizon Mines, Ltd.	5,400	30,780
#*Avalon Rare Metals, Inc.	12,100	30,732
*AXIA NetMedia Corp.	6,400	11,971
#*B2Gold Corp.	19,800	29,823
*Baffinland Iron Mines Corp.	40,819	23,307

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Baja Mining Corp.	1,500	$1,255
*Ballard Power Systems, Inc.	9,600	22,776
#Bank of Montreal	20,300	1,260,806
Bank of Nova Scotia	4,100	208,996
#*Bankers Petroleum, Ltd.	22,200	195,818
Barrick Gold Corp.	5,600	244,221
BCE, Inc.	9,000	270,408
*Bellatrix Exploration, Ltd.	9,936	38,050
*BioExx Specialty Proteins, Ltd.	12,749	22,340
#Biovail Corp.	16,500	279,873
#*Birchcliff Energy, Ltd.	11,600	103,119
*Black Diamond Group, Ltd.	1,500	29,725
*BlackPearl Resources, Inc.	30,300	95,154
*BlackWatch Energy Services Corp.	19,240	18,941
Bombardier, Inc. Class B	2,100	10,957
*Boralex, Inc. Class A	1,900	17,788
*Breakwater Resources, Ltd.	154,500	65,402
CAE, Inc.	16,827	154,057
Calfrac Well Services, Ltd.	2,200	46,803
*Calvalley Petroleum, Inc.	20,300	81,935
Cameco Corp.	2,100	51,766
Canaccord Capital, Inc.	6,500	67,188
Canada Bread Co., Ltd.	1,900	93,709
Canadian Imperial Bank of Commerce	2,940	215,797
Canadian National Railway Co.	1,200	71,813
Canadian National Resources, Ltd.	4,700	361,962
Canadian Pacific Railway, Ltd.	6,100	359,587
#Canadian Tire Corp. Class A	6,616	364,212
Canadian Utilities, Ltd. Class A	2,700	120,594
Canadian Western Bank	7,700	181,850
Canam Group, Inc.	5,300	43,514
*Canfor Corp.	14,500	148,740
*Cangene Corp.	2,700	9,835
*Capstone Mining Corp.	26,025	74,811
#*Cardiome Pharma Corp.	1,800	15,186
*Carpathian Gold, Inc.	51,260	20,437
Cascades, Inc.	9,900	77,188
*Catalyst Paper Corp.	8,100	2,233
CCL Industries, Inc. Class B	3,000	85,027
*Celestica, Inc.	24,312	239,817
*Celtic Exploration, Ltd.	3,000	62,995
Cenovus Energy, Inc.	5,564	163,612
*Cequence Energy, Ltd.	4,300	10,837
*CGI Group, Inc.	21,771	322,343
*Churchill Corp. (The)	1,750	31,716
#CI Financial Corp.	2,000	41,839
*CIC Energy Corp.	6,800	11,045
*Cinch Energy Corp.	8,600	10,583
Clairvest Group, Inc.	100	1,226
*Claude Resources, Inc.	11,400	14,926
*Coalcorp Mining, Inc.	6,500	960
#*Coastal Contacts, Inc.	15,700	22,875
#Cogeco Cable, Inc.	2,300	79,972
#*COM DEV International, Ltd.	5,100	14,811
*Comaplex Minerals Corp.	10,200	105,233
*Compton Petroleum Corp.	22,200	21,199
*Connacher Oil & Gas, Ltd.	54,000	93,030
*Consolidated Thompson Iron Mines, Ltd.	18,400	156,503
Constellation Software, Inc.	300	13,290
*Coolbrands International, Inc.	4,600	5,842
*Copper Mountain Mining Corp.	7,118	19,971

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Corby Distilleries, Ltd.	1,000	$15,505
*Corridor Resources, Inc.	12,900	74,799
Corus Entertainment, Inc. Class B	9,100	183,200
*Cott Corp.	10,200	85,351
#Crescent Point Energy Corp.	2,600	110,343
*Crew Energy, Inc.	6,520	117,139
*Crystallex International Corp.	12,900	5,207
*Delphi Energy Corp.	11,855	33,145
#*Denison Mines Corp.	34,400	54,861
*Descartes Systems Group, Inc. (The)	5,800	35,686
#*Detour Gold Corp.	2,500	52,126
Dorel Industries, Inc. Class B	3,800	134,560
#*Duluth Metals, Ltd.	14,300	29,563
*Dundee Precious Metals, Inc.	9,459	37,713
DundeeWealth, Inc.	4,200	61,276
*Eastern Platinum, Ltd.	106,300	150,691
E-L Financial Corp., Ltd.	80	37,807
*Eldorado Gold Corp.	9,299	142,808
*Electrovaya, Inc.	12,500	49,838
#Emera, Inc.	700	16,304
Empire Co., Ltd. Class A	2,800	146,037
Enbridge, Inc.	2,929	142,240
EnCana Corp.	7,164	236,966
Ensign Energy Services, Inc.	16,950	229,104
*Epsilon Energy, Ltd.	5,750	15,906
*Equinox Minerals, Ltd.	55,534	219,774
Equitable Group, Inc.	2,250	53,825
*Euro Goldfields, Ltd.	11,100	81,190
Evertz Technologies, Ltd.	2,800	38,590
#*Excellon Resources, Inc.	26,500	27,653
*EXFO, Inc.	1,900	11,597
#*Fairborne Energy, Ltd.	10,500	45,791
Fairfax Financial Holdings, Ltd.	1,300	492,715
*Far West Mining, Ltd.	5,100	25,856
*Farallon Mining, Ltd.	49,500	29,238
Finning International, Inc.	7,200	140,555
*First Majestic Silver Corp.	7,300	27,165
#First Quantum Minerals, Ltd.	7,400	567,785
#*First Uranium Corp.	13,900	19,020
*FirstService Corp.	3,300	78,553
*Flint Energy Services, Ltd.	11,200	147,856
#*FNX Mining Co., Inc.	2,400	31,565
Fortis, Inc.	1,900	52,466
*Fortuna Silver Mines, Inc.	6,600	14,814
Forzani Group, Ltd. Class A	2,900	47,477
Franco-Nevada Corp.	4,300	123,946
*Fronteer Development Group, Inc.	14,200	87,370
#*Galleon Energy, Inc. Class A	10,520	73,012
*Gammon Gold, Inc.	15,000	111,636
*Genesis Land Development Corp.	8,400	34,152
Gennum Corp.	2,700	21,397
George Weston, Ltd.	2,100	150,729
*Gerdau Ameristeel Corp.	13,200	99,409
#*Gildan Activewear, Inc.	12,500	362,768
*Glacier Media, Inc.	3,000	7,147
*Globestar Mining Corp.	15,800	18,976
*GLV, Inc.	7,191	69,022
#*GMP Capital, Inc.	3,100	37,384
Goldcorp, Inc.	6,400	276,653
*Golden Star Resources, Ltd.	28,800	130,703
*Grande Cache Coal Corp.	11,300	74,310

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Great Basin Gold, Ltd.	37,800	$71,819
*Great Canadian Gaming Corp.	8,180	60,396
#Great-West Lifeco, Inc.	9,000	244,271
Groupe Aeroplan, Inc.	25,790	281,816
Guardian Capital Group, Ltd.	3,344	26,896
*Guyana Goldfields, Inc.	4,600	31,880
*Hanfeng Evergreen, Inc.	2,500	17,868
*Hanwei Energy Services Corp.	1,200	579
*Harry Winston Diamond Corp.	11,056	121,575
*Heroux-Devtek, Inc.	3,048	17,914
Home Capital Group, Inc.	2,500	116,903
*HudBay Minerals, Inc.	19,036	242,120
Husky Energy, Inc.	400	11,305
IAMGOLD Corp.	30,300	542,286
#IESI-BFC, Ltd.	8,995	176,570
IGM Financial, Inc.	400	16,606
*Imax Corp.	5,400	102,386
*Imperial Metals Corp.	1,600	31,061
*Imris, Inc.	4,300	27,092
*Indigo Books & Music, Inc.	1,600	27,249
Industrial Alliance Insurance & Financial Services, Inc.	10,400	358,748
Inmet Mining Corp.	4,800	249,167
Intact Financial Corp.	6,804	294,719
*Inter-Citic Minerals, Inc.	200	287
*International Forest Products, Ltd. Series A	4,600	24,952
*Intertape Polymer Group, Inc.	7,273	23,126
#*Iteration Energy, Ltd.	38,200	63,554
#*Ivanhoe Energy, Inc.	24,400	76,625
*Ivernia, Inc.	60,300	27,307
#*Jaguar Mining, Inc.	5,100	56,834
Jean Coutu Group (PJC), Inc. Class A (The)	11,000	98,002
*Katanga Mining, Ltd.	83,398	98,521
Kingsway Financial Services, Inc.	5,600	12,239
Kinross Gold Corp.	8,300	158,515
*Kirkland Lake Gold, Inc.	3,200	24,572
*Labrador Iron Mines Holdings, Ltd.	2,602	15,369
#*Lake Shore Gold Corp.	13,900	44,199
*Laramide Resources, Ltd.	25,700	31,119
Laurentian Bank of Canada	3,048	132,386
Leon’s Furniture, Ltd.	4,400	53,495
Linamar Corp.	5,100	102,321
Loblaw Cos., Ltd.	3,800	139,685
*Logibec Group Informatique, Ltd.	100	2,043
*Lundin Mining Corp.	59,000	278,214
*MacDonald Dettweiler & Associates, Ltd.	3,300	131,474
*MagIndustries Corp.	37,000	15,298
*Magna International, Inc. Class A	9,280	610,262
Major Drilling Group International, Inc.	3,564	92,486
#Manitoba Telecom Services, Inc.	1,700	54,391
Manulife Financial Corp.	17,600	317,417
Maple Leaf Foods, Inc.	10,972	104,125
*Martinrea International, Inc.	12,400	112,184
*Maxim Power Corp.	2,200	7,169
*MDS, Inc.	15,200	135,869
*Mega Uranium, Ltd.	22,900	12,625
#*Mercator Minerals, Ltd.	11,700	26,146
Methanex Corp.	11,500	267,518
Metro, Inc. Class A	3,200	141,445
*Migao Corp.	4,500	30,567
#*Minera Andes, Inc.	49,061	50,713
*Miranda Technologies, Inc.	6,400	32,510

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Monterey Exploration, Ltd.	7,851	$30,838
Mosaid Technologies, Inc.	2,000	42,233
Mullen Group, Ltd.	9,200	138,480
#National Bank of Canada	5,100	311,784
*Nautilus Minerals, Inc.	16,163	29,596
*Neo Material Technologies, Inc.	6,800	27,045
*New Gold, Inc.	46,292	271,153
Newalta Corp.	5,507	54,484
Nexen, Inc.	6,936	168,654
Niko Resources, Ltd.	200	21,924
*Norbord, Inc.	2,350	46,014
*North American Energy Partners, Inc.	5,546	61,804
#*North American Palladium, Ltd.	6,100	28,464
*Northgate Minerals Corp.	36,100	117,277
*Novagold Resources, Inc.	4,700	41,596
Nuvista Energy, Ltd.	10,100	121,403
Onex Corp.	9,000	260,750
*Open Text Corp.	1,800	76,249
#*OPTI Canada, Inc.	42,720	96,307
*Orleans Energy, Ltd.	5,300	15,392
*Orvana Minerals Corp.	27,900	35,706
#*Osisko Mining Corp.	5,300	56,089
*Pacific Rubiales Energy Corp.	15,900	358,447
*Paladin Labs, Inc.	1,100	27,235
Pan Amer Silver Corp.	6,600	175,233
*Paramount Resources, Ltd. Class A	3,000	51,831
*Parex Resources, Inc.	1,800	9,126
*Parkbridge Lifestyles Communities, Inc.	2,100	11,350
Pason Systems, Inc.	1,000	12,010
*Patheon, Inc.	1,300	3,353
#PetroBakken Energy, Ltd.	6,442	174,970
*Petrobank Energy & Resources, Ltd.	1,700	85,736
#*Petrolifera Petroleum, Ltd.	35,700	31,279
*Phoscan Chemical Corp.	21,000	8,269
*Potash One, Inc.	10,000	26,875
#Premium Brands Holdings Corp.	2,100	28,322
Progress Energy Resources Corp.	20,600	246,803
*ProspEx Resources, Ltd.	6,200	8,362
*QLT, Inc.	5,800	36,657
#*Quadra Mining, Ltd.	11,500	174,572
Quebecor, Inc. Class B	5,400	192,120
*Quest Capital Corp.	17,700	23,698
*Questerre Energy Corp.	2,400	8,080
*Red Back Mining, Inc.	9,100	239,012
Reitmans Canada, Ltd. Class A	6,200	114,869
Rentcash, Inc.	100	1,772
Richelieu Hardware, Ltd.	1,900	45,807
*Richmont Mines, Inc.	2,400	11,057
#Ritchie Brothers Auctioneers, Inc.	3,200	75,322
*Rock Energy, Inc.	3,688	18,698
*RONA, Inc.	17,016	290,636
Royal Bank of Canada	3,900	236,465
#Russel Metals, Inc.	6,800	142,721
*Sabina Gold & Silver Corp.	15,610	20,592
*Samuel Manu-Tech, Inc.	1,700	9,297
*Sandvine Corp.	18,000	39,693
Saputo, Inc.	2,900	81,678
Savanna Energy Services Corp.	10,050	64,606
#*Seabridge Gold, Inc.	1,200	39,173
*Sears Canada, Inc.	627	17,159
*SEMAFO, Inc.	6,600	42,103

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#Shaw Communictions, Inc. Class B	4,800	$90,207
ShawCor, Ltd.	2,400	68,517
Sherritt International Corp.	37,646	292,778
Shoppers Drug Mart Corp.	1,000	34,564
*Shore Gold, Inc.	15,000	12,699
*Sierra Wireless, Inc.	7,700	62,385
*Silver Standard Resources, Inc.	4,000	82,182
*Silver Wheaton Corp.	9,100	178,811
Silvercorp Metals, Inc.	14,700	120,546
*Sino-Forest Corp.	17,600	312,912
SNC-Lavalin Group, Inc.	900	44,690
*Softchoice Corp.	3,100	30,487
#*Sprott Resource Corp.	10,000	43,906
*Sprott, Inc.	4,000	16,224
*Stantec, Inc.	3,500	89,068
Stella-Jones, Inc.	1,400	40,513
*Storm Exploration, Inc.	4,100	47,789
*Stornoway Diamond Corp.	56,000	33,077
*Strateco Resources, Inc.	14,500	10,135
Student Transportation, Inc.	5,100	26,610
Sun Life Financial, Inc.	19,778	581,580
Suncor Energy, Inc.	29,572	1,011,627
*SunOpta, Inc.	5,827	26,387
#Superior Plus Corp.	8,787	119,201
*SXC Health Solutions Corp.	1,000	69,531
Talisman Energy, Inc.	45,748	778,680
*Tanzanian Royalty Exploration Corp.	7,200	33,030
*Taseko Mines, Ltd.	6,700	38,058
*Teck Resources, Ltd. Class B	33,100	1,300,799
Telus Corp. (2381134)	5,300	188,197
*Terra Energy Corp.	2,608	4,211
#*Thompson Creek Metals Co., Inc.	17,300	221,572
#Thomson Reuters Corp.	10,416	375,296
Tim Hortons, Inc.	3,900	128,925
#TMX Group, Inc.	800	22,871
Toromont Industries, Ltd.	2,500	69,871
#Toronto Dominion Bank	11,000	817,582
#Torstar Corp. Class B	6,700	73,675
#Total Energy Services, Inc.	2,800	25,359
TransAlta Corp.	7,200	148,139
TransCanada Corp.	2,939	103,695
Transcontinental, Inc. Class A	7,400	92,227
TransForce, Inc.	10,391	111,193
*Transglobe Energy Corp.	6,300	47,135
Trican Well Service, Ltd.	10,100	128,263
#*Trilogy Energy Corp.	4,700	43,354
Trinidad Drilling, Ltd.	14,800	88,002
TVA Group, Inc. Class B	653	9,321
*Twin Butte Energy, Ltd.	13,800	20,514
*U308 Corp.	2,863	1,212
#*UEX Corp.	29,800	22,589
Uni-Select, Inc.	1,800	49,138
#*Uranium One, Inc.	64,900	164,199
*Ur-Energy, Inc.	5,500	5,090
#*UTS Energy Corp.	43,300	112,534
*Vecima Network, Inc.	700	4,810
*Vector Aerospace Corp.	3,200	19,752
*Ventana Gold Corp.	3,300	32,162
*Vero Energy, Inc.	3,400	22,760
*Viterra, Inc.	34,400	291,238
*WaterFurnace Renewable Energy, Inc.	913	26,515

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*Wesdome Gold Mines, Ltd.	14,500	$34,259
#*West Energy, Ltd.	9,700	50,515
West Fraser Timber Co., Ltd.	4,525	196,003
#*Westaim Corp.	15,500	9,461
*Western Coal Corp.	3,400	19,614
Western Financial Group, Inc.	5,500	16,568
*Westjet Airlines, Ltd.	700	9,303
Wi-Lan, Inc.	11,400	33,668
Winpak, Ltd.	3,194	30,123
*Xtreme Coil Drilling Corp.	1,400	5,237
Yamana Gold, Inc.	29,500	322,066
*Yukon-Nevada Gold Corp.	82,949	19,190

TOTAL CANADA		36,426,932

DENMARK — (0.9%)
#A.P. Moller - Maersk A.S.	11	92,358
#Alk-Abello A.S.	425	32,504
*Alm. Brand A.S.	135	1,947
*Amagerbanken A.S.	712	4,683
Auriga Industries A.S. Series B	2,977	52,660
#*Bang & Olufsen Holdings A.S.	5,116	58,638
#*Bavarian Nordic A.S.	1,984	92,732
#Carlsberg A.S. Series B	3,767	304,449
Coloplast A.S.	595	65,936
#D/S Norden A.S.	2,817	129,262
Danisco A.S.	4,197	303,079
*Danske Bank A.S.	8,135	212,387
*DFDS A.S.	612	45,836
DSV A.S.	11,779	210,544
#East Asiatic Co., Ltd. A.S.	952	26,167
FLSmidth & Co. A.S.	3,296	248,349
#*Genmab A.S.	2,887	31,613
*GN Store Nord A.S.	29,265	236,054
#*Greentech Energy Systems A.S.	3,153	9,898
#H. Lundbeck A.S.	1,967	32,412
Harboes Bryggeri A.S.	511	10,316
*Jeudan A.S.	667	54,880
*Jyske Bank A.S.	5,005	202,151
*NeuroSearch A.S.	414	8,985
NKT Holding A.S.	2,916	170,063
*Nordjyske Bank A.S.	140	2,840
*Norresundby Bank A.S.	195	6,118
#Novozymes A.S. Series B	286	34,386
#*Parken Sport & Entertainment A.S.	848	12,734
Per Aarsleff A.S. Series B	320	29,781
*Ringkjoebing Landbobank A.S.	919	102,864
Rockwool International A.S.	804	76,447
#*Royal Unibrew A.S.	688	25,721
Schouw & Co. A.S.	1,698	40,692
SimCorp A.S.	110	21,101
*Sjaelso Gruppen A.S.	900	1,761
Solar Holdings A.S. Series B	174	11,831
*Spar Nord Bank A.S.	6,403	73,483
*Sydbank A.S.	9,864	289,098
Thrane & Thrane A.S.	275	9,201
Tivoli A.S.	1	629
#*TK Development A.S.	1,470	7,171
#*Topdanmark A.S.	910	112,361
Torm A.S.	1,131	12,223
Torm A.S. ADR	1,653	17,869
#Trygvesta A.S.	250	15,433

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
*Vestas Wind Systems A.S.	852	$51,987
*Vestjysk Bank A.S.	1,057	17,694

TOTAL DENMARK		3,611,328

FINLAND — (1.6%)
#*Ahlstrom Oyj	3,134	49,026
#Alma Media Oyj	4,556	44,283
#Amer Sports Oyj Series A	14,987	176,527
Aspo Oyj	461	4,152
#Atria P.L.C.	1,463	23,603
#*Bank of Aland P.L.C.	23	745
#Cargotec Oyj Series B	2,611	83,711
#Cramo Oyj	2,421	48,367
*Elektrobit Corp. Oyj	47,687	74,897
Elisa Oyj	5,993	114,710
#*Finnair Oyj	6,588	37,467
*Finnlines Oyj	894	9,353
Fiskars Oyj Abp Series A	3,456	54,098
Fortum Oyj	4,385	113,305
#F-Secure Oyj	4,603	14,224
*Glaston Oyj Abp	3,905	8,328
#HKScan Oyj	1,108	13,126
Huhtamaki Oyj	9,185	106,840
KCI Konecranes Oyj	1,929	61,930
Kemira Oyj	7,847	96,279
#Kesko Oyj	8,512	329,975
Kone Oyj Series B	1,602	70,491
Laennen Tehtaat Oyj	276	6,493
*Lassila & Tikanoja Oyj	1,166	23,432
*Lemminkainen Oyj	1,151	42,400
Metso Corp. Oyj	9,359	361,026
*M-Real Oyj Series B	34,758	120,773
#Neste Oil Oyj	12,806	207,308
#Nokian Renkaat Oyj	2,400	56,415
Olvi Oyj Series A	229	8,208
Oriola-KD Oyj Series B	4,809	23,356
Orion Oyj Series A	2,212	41,654
#Orion Oyj Series B	2,547	48,251
#Outokumpu Oyj	4,232	89,002
#Outotec Oyj	719	26,871
*PKC Group Oyj	2,649	39,023
#Pohjola Bank P.L.C.	21,384	233,555
#Poyry Oyj	2,503	34,988
Raisio P.L.C.	13,958	51,048
#Ramirent Oyj	5,095	58,384
#Rautaruukki Oyj Series K	4,960	104,006
#Ruukki Group Oyj	10,538	25,379
#Sampo Oyj	16,901	415,426
Sanoma Oyj	9,891	191,436
*Scanfil Oyj	9,299	34,661
Stockmann Oyj Abp Series A	2,666	105,043
#Stockmann Oyj Abp Series B	2,901	108,230
Stora Enso Oyj Series R	56,722	473,568
Tecnomen Lifetree Oyj	19,577	23,386
Tieto Oyj	7,471	154,646
#*Tikkurila Oyj	1,961	41,384
UPM-Kymmene Oyj	49,028	703,595
#Uponor Oyj Series A	2,456	44,928
#Vacon Oyj	453	19,731
Vaisala Oyj Series A	1,578	46,590
#Wartsila Corp. Oyj Series B	4,107	209,123

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Yit Oyj	14,427	$304,720

TOTAL FINLAND		6,013,476

FRANCE — (5.7%)
Accor SA	1,453	83,022
Aeroports de Paris SA	371	30,532
#*Air France-KLM SA	13,938	219,285
*Alcatel-Lucent SA	29,921	95,376
*Alcatel-Lucent SA Sponsored ADR	25,100	79,567
Alstom SA	1,356	79,566
*ALTEN SA	1,917	55,936
#*Altran Technologies SA	14,528	69,771
#April Group SA	303	9,424
Arkema SA	6,821	284,552
Assystem SA	967	14,918
#*Atari SA	4,540	25,301
#*Atos Origin SA	9,222	467,300
#AXA SA	9,420	187,198
AXA SA Sponsored ADR	14,588	279,506
*Beneteau SA	2,995	51,843
bioMerieux SA	175	18,967
BNP Paribas SA	14,324	983,862
Boiron SA	427	17,327
#Bonduelle SA	405	43,707
*Bongrain SA	1,318	103,323
#Bourbon SA	3,661	158,589
*Boursorama SA	2,173	25,917
#Bouygues SA	2,157	106,879
*Bull SA	11,571	54,164
Canal Plus SA	1,031	8,012
Capgemini SA	6,863	345,683
Carbone Lorraine SA	1,120	40,868
#Carrefour SA	3,054	149,688
#Casino Guichard Perrachon SA	2,488	219,624
*Cegedim SA	267	21,637
CEGID Group SA	622	16,933
Christian Dior SA	599	63,767
#*Cie Generale de Geophysique-Veritas SA Sponsored ADR	16,300	489,978
Cie Generale D’Optique Essilor Intenational SA	884	53,889
Ciments Francais SA	1,165	117,677
*Club Mediterranee SA	2,114	35,412
CNP Assurances SA	2,261	190,324
Compagnie de Saint-Gobain SA	15,834	781,653
Compagnie Generale des Establissements Michelin SA Series B	8,950	648,378
Credit Agricole SA	15,411	220,301
#Danone SA	1,099	64,753
Dassault Systemes SA	955	62,051
Delachaux SA	900	57,402
*Derichebourg SA	16,609	73,622
EDF Energies Nouvelles SA	842	38,002
#Eiffage SA	621	32,058
#Electricite de Strasbourg SA	88	14,474
Eramet SA	99	35,727
Esso S.A.F.	391	52,200
Establissements Maurel et Prom SA	9,531	147,370
#*Etam Developpement SA	588	24,251
Euler Hermes SA	2,397	198,265
*Euro Disney SCA	949	5,946
*Eurofins Scientific SA	36	1,600
European Aeronautic Defence & Space Co. SA	17,110	317,784
Eutelsat Communications SA	2,295	81,700

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Faiveley Transport SA	150	$11,998
*Faurecia SA	1,619	32,436
Fimalac SA	655	32,389
*Flo Groupe SA	2,320	13,991
France Telecom SA	3,948	86,428
France Telecom SA Sponsored ADR	3,032	66,704
#*Gemalto NV	5,350	238,486
GFI Informatique SA	7,854	30,179
#GIFI SA	800	53,183
GL Events SA	2,268	63,477
*Groupe Eurotunnel SA	35,592	325,013
Groupe Steria SCA	3,329	104,571
Guerbet SA	89	10,312
Guyenne et Gascogne SA	498	51,229
Haulotte Group SA	2,284	26,891
Havas SA	36,122	193,467
#Hermes International SA	280	37,020
#Iliad SA	182	18,197
#Imerys SA	2,826	172,275
*IMS International Metal Service SA	1,087	18,520
Ingenico SA	3,529	88,116
Ipsos SA	2,404	92,002
#*JC Decaux SA	5,664	162,850
*Kaufman & Broad SA	229	5,772
#Korian SA	1,561	38,262
Lafarge SA	8,284	600,609
#Lagardere SCA	11,421	460,643
Laurent-Perrier SA	529	49,269
LDC SA	194	20,553
#Legrand SA	2,723	88,663
#Lisi SA	88	5,446
LVMH Moet Hennessy Louis Vuitton SA	1,054	121,296
M6 Metropole Television SA	2,311	59,752
Maisons France Confort SA	139	6,124
*Manitou BF SA	691	12,254
Manutan International SA	234	14,636
*Meetic SA	840	23,201
#*Natixis SA	99,455	508,621
Naturex SA	137	5,536
#Neopost SA	1,190	94,637
#Nexans SA	3,461	272,833
Nexity SA	3,044	111,199
Norbert Dentressangle SA	797	62,343
*NRJ Group SA	3,482	34,444
#Orpea SA	2,611	109,200
PagesJaunes SA	3,741	44,820
#Pernod-Ricard SA	1,856	157,910
#*Peugeot SA	14,681	433,595
Pierre & Vacances SA	990	79,894
Plastic Omnium SA	521	22,803
PPR SA	3,639	489,081
#Publicis Groupe SA	1,966	86,745
Rallye SA	3,905	143,660
*Recylex SA	419	4,559
Remy Cointreau SA	1,676	90,635
*Renault SA	11,104	514,449
*Rexel SA	19,197	325,601
*Rhodia SA	4,780	110,402
Robertet SA	246	30,892
#Rubis SA	701	57,707
#*Sa des Ciments Vicat SA	912	71,696

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Safran SA	11,349	$288,354
Saft Groupe SA	966	35,090
SAMSE SA	40	3,570
Sanofi - Aventis SA	3,769	257,116
Sanofi-Aventis SA ADR	880	30,017
*Sartorius Stedim Biotech SA	810	39,584
#Schneider Electric SA	2,253	255,780
#SCOR SE	15,402	363,315
SEB SA	3,089	234,937
Sechilienne SA	847	27,296
*SeLoger.com SA	845	34,130
*Sequana SA	2,087	33,921
SES SA	3,759	86,152
Societe BIC SA	1,862	144,759
Societe Generale Paris SA	9,087	485,239
Societe Marseillaise du Tunnel Prado Carenage SA	200	7,490
#Societe Television Francaise 1 SA	5,469	101,409
Sodexo SA	724	44,482
#*Soitec SA	10,783	148,313
Somfy SA	303	59,797
Sopra Group SA	549	41,621
Sperian Protection SA	817	76,506
Stallergenes SA	219	17,384
Stef-TFE SA	1,194	68,303
STMicroelectronics NV	42,736	395,723
STMicroelectronics NV ADR	20,800	191,360
Sucriere de Pithiviers Le Vieil SA	11	10,222
*Sword Group SA	823	28,264
Synergie SA	2,662	75,100
#Technip SA	2,861	228,768
Teleperformance SA	4,781	167,130
Thales SA	2,203	82,043
#*Theolia SA	4,704	18,123
Total SA	5,026	273,451
Total SA Sponsored ADR	3,100	168,578
*Trigano SA	2,621	62,415
#*UbiSoft Entertainment SA	2,982	38,045
#Union Financiere de France Banque SA	236	8,247
#*Valeo SA	5,658	189,248
#Vallourec SA	603	120,108
Viel et Compagnie SA	9,940	37,272
#Vilmorin & Cie SA	983	94,558
Vinci SA	3,741	208,469
Virbac SA	612	67,569
Vivendi SA	13,198	346,216
VM Materiaux SA	25	1,539
Zodiac Aerospace SA	3,640	189,795

TOTAL FRANCE		21,343,145

GERMANY — (4.4%)
*Aareal Bank AG	4,543	99,125
#Adidas-Salomon AG	3,414	201,171
*ADVA AG Optical Networking	3,693	20,365
#*Air Berlin P.L.C.	4,574	24,460
#Aixtron AG	1,578	49,852
#Allianz SE	4,301	491,835
Allianz SE Sponsored ADR	11,988	135,944
Augusta Technologie AG	774	11,490
Aurubis AG	3,305	167,359
*Axel Springer AG	1,016	115,254
Baader Bank AG	174	778

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#BASF SE	4,469	$260,649
Bauer AG	1,166	48,634
#Bayer AG	1,785	114,424
Bayerische Motoren Werke AG	8,606	425,627
*BayWa AG	1,270	50,574
Bechtle AG	971	28,957
#Beiersdorf AG	263	14,868
Bilfinger Berger AG	3,408	226,018
Biotest AG	376	18,627
*Borussia Dortmund GmbH & Co. KGaA	13,961	21,300
Carl Zeiss Meditec AG	1,048	16,526
#Celesio AG	2,505	81,614
*Cenit AG	1,384	10,112
*Centrotec Sustainable AG	1,644	28,815
*Centrotherm Photovoltaics AG	529	21,844
Cewe Color Holding AG	786	29,228
Comdirect Bank AG	1,532	16,646
#*Commerzbank AG	48,051	377,259
*Constantin Medien AG	11,950	28,636
CTS Eventim AG	468	24,900
Curanum AG	1,535	4,632
Daimler AG	10,656	542,817
*Demag Cranes AG	1,553	53,517
Deutsche Bank AG	20,528	1,409,863
*Deutsche Beteiligungs AG	1,901	43,738
Deutsche Boerse AG	1,211	92,937
Deutsche Lufthansa AG	21,721	361,208
Deutsche Post AG	26,899	436,290
#*Deutsche Postbank AG	8,243	281,011
Deutsche Telekom AG	8,282	108,959
Deutsche Telekom AG Sponsored ADR	26,160	313,658
*Deutz AG	17,349	98,767
Douglas Holding AG	1,501	67,699
*Drillisch AG	10,745	75,776
Duerr AG	505	12,019
#E.ON AG	18,237	674,479
Eckert & Ziegler AG	837	22,492
Elexis AG	57	798
*Elmos Semiconductor AG	1,774	15,608
ElreingKlinger AG	717	20,044
*Epigenomics AG	5,500	18,208
*Euromicron AG	463	11,233
*Evotec AG	18,777	48,669
Fielmann AG	103	7,782
Fraport AG	2,352	121,951
*Freenet AG	11,958	139,617
Fresenius Medical Care AG & Co KGaA ADR	900	48,546
Fresenius SE (4352097)	402	28,599
Fresenius SE (4568946)	418	30,304
GEA Group AG	11,548	256,423
Generali Deutschland Holding AG	2,193	244,744
Gerresheimer AG	3,258	113,063
Gesco AG	228	11,901
GFK SE	1,582	58,770
Gildemeister AG	4,484	60,647
Grenkeleasing AG	926	40,164
Hamburger Hafen und Logistik AG	933	33,950
#*Hannover Rueckversicherung AG	5,494	259,175
*Heidelberger Druckmaschinen AG	9,508	79,688
#Heidelberger Zement AG	5,827	359,543
#Henkel AG & Co. KGaA	1,143	51,694

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Hochtief AG	1,845	$152,074
*Homag Group AG	118	2,094
Indus Holding AG	2,535	52,348
#*Infineon Technologies AG	4,261	30,062
#*Infineon Technologies AG ADR	88,444	619,108
Interseroh SE	497	30,638
#*IVG Immobilien AG	12,360	97,842
*Jenoptik AG	5,464	31,436
#K&S AG	1,066	61,304
#*Kizoo AG	1,753	20,100
*Kloeckner & Co. SE	7,961	211,013
*Koenig & Bauer AG	371	6,930
Kontron AG	7,990	76,202
#Krones AG	2,060	117,947
KSB AG	37	23,004
*Kuka AG	1,665	25,249
KWS Saat AG	94	15,335
Lanxess AG	6,296	297,326
Leoni AG	3,076	71,223
#Linde AG	1,001	119,603
Loewe AG	117	1,443
MAN SE	3,183	298,973
*Manz Automation AG	90	6,292
Medion AG	3,623	47,701
Merck KGAA	599	49,238
#Metro AG	1,104	66,289
MLP AG	3,946	39,423
*Morphosys AG	573	11,738
MTU Aero Engines Holding AG	3,629	198,964
#Munchener Rueckversicherungs-Gesellschaft AG	1,851	260,868
MVV Energie AG	320	13,238
*Nordex SE	2,768	28,712
Pfeiffer Vacuum Technology AG	168	12,519
*Pfleiderer AG	6,234	38,420
*PNE Wind AG	10,826	33,808
Porsche Automobil Holding SE	3,520	203,695
Praktiker Bau-und Heimwerkermaerkte Holding AG	6,571	66,821
Puma AG Rudolf Dassler Sport	203	67,805
#*Q-Cells SE	8,994	82,756
#*QIAGEN NV	5,086	117,709
*QSC AG	16,029	31,409
Rational AG	199	32,535
#*Repower Systems AG	51	8,312
Rheinmetall AG	3,053	212,514
Rhoen-Klinikum AG	8,882	228,317
*Roth & Rau AG	350	11,389
*Salzgitter AG	3,706	300,273
#*SGL Carbon SE	6,392	207,230
#*Singulus Technologies AG	11,846	95,918
Sixt AG	557	16,340
*Sky Deutschland AG	10,394	22,447
#Software AG	1,142	130,715
#*Solar Millennium AG	2,702	74,438
#Solarworld AG	9,938	143,598
#*Solon SE	158	1,095
Stada Arzneimittel AG	5,750	225,455
Stratec Biomedical Systems AG	386	14,370
Suedzucker AG	6,185	125,988
Symrise AG	5,966	151,799
#Takkt AG	774	8,661
ThyssenKrupp AG	11,447	372,224

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Tognum AG	3,370	$69,727
#*TUI AG	23,032	253,955
*United Internet AG	4,184	62,734
*Verbio AG	1,930	8,372
#*Versatel AG	311	2,929
#Vossloh AG	339	35,206
*VTG AG	407	6,647
#Wacker Chemie AG	249	36,175
Wacker Neuson SE	2,164	28,735
*Washtec AG	5,709	62,179
Wincor Nixdorf AG	942	64,066
#Wirecard AG	2,082	23,131
Zhongde Waste Technology AG	700	14,420

TOTAL GERMANY		16,614,427

GREECE — (0.7%)
*Agricultural Bank of Greece S.A.	21,792	39,307
Alapis Holdings Industrial & Commercial S.A.	105,957	43,415
*Alpha Bank A.E.	43,687	353,837
*Anek Lines S.A.	15,821	8,193
*Attica Bank S.A.	7,104	10,968
*Bank of Cyprus Public Co., Ltd. S.A.	11,257	64,947
Bank of Greece S.A.	1,780	95,521
#Coca-Cola Hellenic Bottling Co. S.A. ADR	1,600	42,496
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	19,266	29,254
*EFG Eurobank Ergasias S.A.	30,279	243,404
Ellaktor S.A.	14,295	67,342
*Emporiki Bank of Greece S.A.	2,580	12,847
EYDAP Athens Water Supply & Sewage Co. S.A.	3,597	29,793
*Folli-Follie S.A.	572	13,160
*Forthnet S.A.	10,853	11,818
Fourlis Holdings S.A.	2,871	28,573
*Frigoglass S.A.	2,761	37,265
GEK Terna S.A.	3,305	19,399
*Geniki Bank S.A.	10,249	8,702
Hellenic Exchanges S.A.	1,352	11,115
Hellenic Petroleum S.A.	13,659	147,145
#Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	4,500	25,470
*Heracles General Cement Co. S.A.	2,107	14,567
Iaso S.A.	4,628	16,289
*Intracom Holdings S.A.	16,398	16,910
*Intralot SA-Integrated Lottery Systems & Services S.A.	8,158	35,233
J&P-Avax S.A.	1,561	3,827
*JUMBO S.A.	2,640	19,402
Marfin Investment Group S.A.	77,144	147,877
*Marfin Popular Bank Public Co., Ltd. S.A.	19,952	48,079
Metka S.A.	2,252	29,260
Michaniki S.A.	4,019	4,043
Motor Oil (Hellas) Corinth Refineries S.A.	1,888	23,036
Mytilineos Holdings S.A.	13,806	85,200
*National Bank of Greece S.A.	11,614	186,729
#National Bank of Greece S.A. ADR	41,442	135,101
OPAP S.A.	1,860	37,779
*Piraeus Bank S.A.	34,843	262,403
*Proton Bank S.A.	1,750	2,696
*Public Power Corp. S.A.	2,464	40,336
Sarantis S.A.	1,038	6,247
*Sidenor Steel Products Manufacturing Co. S.A.	7,296	28,910
Teletypos S.A. Mega Channel	1,037	5,892
*Terna Energy S.A.	869	4,820
Titan Cement Co. S.A.	5,750	153,006

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
*TT Hellenic Postbank S.A.	13,133	$57,768
Viohalco S.A.	9,559	43,170

TOTAL GREECE		2,752,551

HONG KONG — (2.2%)
AAC Acoustic Technologies Holdings, Inc.	8,000	13,158
Alco Holdings, Ltd.	26,000	9,226
Allied Group, Ltd.	6,000	21,124
*Allied Properties, Ltd.	572,000	127,555
*Apac Resources, Ltd.	600,000	51,129
*APT Satellite Holdings, Ltd.	13,000	5,862
*Artel Solutions Group Holdings, Ltd.	290,000	24,350
Asia Financial Holdings, Ltd.	98,000	35,660
Asia Satellite Telecommunications Holdings, Ltd.	27,000	40,964
Asia Standard International Group, Ltd.	230,000	40,247
*Associated International Hotels, Ltd.	4,000	8,113
Bank of East Asia, Ltd.	26,869	95,167
*Beijing Enterprises Water Group, Ltd.	100,000	39,471
BOC Hong Kong (Holdings), Ltd.	9,000	21,585
Bossini International Holdings, Ltd.	160,000	10,625
*Burwill Holdings, Ltd.	174,000	15,442
C C Land Holdings, Ltd.	209,000	77,257
Cafe de Coral Holdings, Ltd.	8,000	19,281
*Capital Estate, Ltd.	4,565,000	26,139
*Cathay Pacific Airways, Ltd.	29,000	60,261
CCT Telecom Holdings, Ltd.	6,000	840
Century City International, Ltd.	132,000	10,222
*Century Sunshine Group Holdings, Ltd.	200,000	7,962
*Chaoyue Group, Ltd.	15,000	1,335
Cheung Kong Holdings, Ltd.	16,000	197,208
Cheung Kong Infrastructure Holdings, Ltd.	11,000	41,075
Chevalier International Holdings, Ltd.	20,000	17,895
*Chia Tai Enterprises International, Ltd.	260,000	8,597
*China Flavors & Fragrances Co., Ltd.	16,000	4,652
China Metal International Holdings, Ltd.	162,000	37,724
*China Ocean Shipbuilding Industry Group, Ltd.	50,000	3,760
*China Pipe Group, Ltd.	560,000	5,256
*China Precious Metal Resources Holdings Co., Ltd.	32,000	9,644
*China Renji Medical Group, Ltd.	1,318,000	10,560
*China Sonangol Resources Enterprise, Ltd.	28,000	13,515
*China Strategic Holdings, Ltd.	295,000	21,706
*China Sunshine Paper Holdings Co., Ltd.	12,000	4,522
China Ting Group Holdings, Ltd.	54,000	9,866
#*China WindPower Group, Ltd.	260,000	28,339
*China Yunnan Tin Minerals Group, Ltd.	1,328,000	32,866
*Chinasoft International, Ltd.	60,000	12,897
Chong Hing Bank, Ltd.	8,000	15,574
Chow Sang Sang Holdings, Ltd.	40,000	68,433
*Chu Kong Shipping Development, Ltd.	36,000	8,188
*Chuang’s China Investments, Ltd.	121,000	8,543
Chuang’s Consortium International, Ltd.	100,000	10,790
*Citic 1616 Holdings, Ltd.	35,000	11,320
*CK Life Sciences International Holdings, Inc.	648,000	42,242
Continental Holdings, Ltd.	24,000	11,455
*CP Pokphand Co., Ltd.	142,000	12,136
Cross-Harbour Holdings, Ltd. (The)	7,000	6,245
CSI Properties, Ltd.	1,340,000	33,218
*Dah Sing Banking Group, Ltd.	35,600	48,079
*Dah Sing Financial Holdings, Ltd.	17,600	99,964
*Dan Form Holdings Co., Ltd.	104,000	12,456
*DBA Telecommunication Asia Holdings, Ltd.	76,000	8,933

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Dickson Concepts International, Ltd.	16,000	$9,768
EcoGreen Fine Chemicals Group, Ltd.	2,000	519
*Emperor Entertainment Hotel, Ltd.	25,000	4,145
Emperor International Holdings, Ltd.	54,000	11,653
Esprit Holdings, Ltd.	4,567	32,743
*eSun Holdings, Ltd.	198,000	27,859
Far East Consortium International, Ltd.	131,000	37,997
First Pacific Co., Ltd.	211,200	141,881
*Fountain SET Holdings, Ltd.	134,000	22,318
#*Foxconn International Holdings, Ltd.	114,000	102,467
*Frasers Property China, Ltd.	124,000	3,240
Fubon Bank Hong Kong, Ltd.	30,000	12,892
*Galaxy Entertainment Group, Ltd.	302,000	141,060
*Genting Hong Kong, Ltd.	400,000	77,343
Get Nice Holdings, Ltd.	162,000	10,060
Giordano International, Ltd.	242,000	111,925
*Global Green Tech Group, Ltd.	198,000	7,400
*Global Sweeteners Holdings, Ltd.	28,000	5,886
Glorious Sun Enterprises, Ltd.	122,000	51,262
Golden Resorts Group, Ltd.	776,000	48,773
Golden Resources Development International, Ltd.	90,000	6,310
*Goldin Properties Holdings, Ltd.	86,000	35,002
Great Eagle Holdings, Ltd.	37,788	105,745
Guangnan Holdings, Ltd.	194,000	40,828
Hang Lung Group, Ltd.	36,000	175,870
Hang Ten Group Holdings, Ltd.	116,000	9,918
*Hannstar Board International Holdings, Ltd.	152,000	35,569
Harbour Centre Development, Ltd.	29,000	25,625
Henderson Land Development Co., Ltd.	10,000	62,713
HKR International, Ltd.	86,400	33,204
Hon Kwok Land Investment Co., Ltd.	16,000	5,798
Hong Kong & Shanghai Hotels, Ltd.	79,500	125,305
*Hong Kong Aircraft Engineering Co., Ltd.	800	10,158
Hong Kong Exchanges and Clearing, Ltd.	1,200	19,625
Hong Kong Ferry Holdings, Ltd.	24,000	22,730
Hong Kong Resources Holdings Co., Ltd.	137,700	25,959
*Hongkong Chinese, Ltd.	36,000	3,418
Hopewell Holdings, Ltd.	58,000	169,040
Hung Hing Printing Group, Ltd.	150,000	46,871
*Huscoke Resources Holdings, Ltd.	418,000	30,442
Hutchison Harbour Ring, Ltd.	180,000	17,717
Hutchison Telecommunications Hong Kong Holdings, Ltd.	36,000	7,430
*Hutchison Telecommunications International, Ltd.	36,000	9,978
Hutchison Whampoa, Ltd.	28,000	192,167
*I-Cable Communications, Ltd.	100,000	16,258
Industrial & Commercial Bank of China Asia, Ltd.	35,605	88,576
*IT, Ltd.	60,000	9,637
*Jinhui Holdings, Ltd.	41,000	15,358
*JLF Investment Co., Ltd.	120,000	10,125
*Johnson Electric Holdings, Ltd.	266,000	149,816
K Wah International Holdings, Ltd.	98,000	35,262
Kantone Holdings, Ltd.	420,000	9,722
Keck Seng Investments (Hong Kong), Ltd.	48,000	27,895
Kerry Properties, Ltd.	31,500	145,108
Kin Yat Holdings, Ltd.	12,000	4,302
Kowloon Development Co., Ltd.	94,000	114,863
*Lai Sun Development Co., Ltd.	1,720,000	32,491
Lerado Group Holdings Co., Ltd.	70,000	10,643
*LeRoi Holdings, Ltd.	152,000	4,666
Lifestyle International Holdings, Ltd.	18,000	35,299
*Lijun International Pharmaceutical Holding, Ltd.	70,000	23,491

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Lippo, Ltd.	17,000	$5,495
Liu Chong Hing Investment, Ltd.	16,000	17,701
*Lung Cheong International Holdings, Ltd.	324,000	16,106
Lung Kee (Bermuda) Holdings, Ltd.	38,000	21,374
Man Yue International Holdings, Ltd.	28,000	7,979
*Melco International Development, Ltd.	82,000	37,361
Midland Holdings, Ltd.	36,000	33,032
*Ming Fung Jewellery Group, Ltd.	50,000	4,948
Miramar Hotel & Investment Co., Ltd.	18,000	18,520
*Mongolia Energy Corp., Ltd.	63,000	28,873
MTR Corp., Ltd.	5,000	17,522
*Neo-Neon Holdings, Ltd.	24,500	16,875
#*New Times Energy Corp, Ltd.	850,000	34,398
New World Development Co., Ltd.	114,380	202,877
Neway Group Holdings, Ltd.	400,000	16,745
*Next Media, Ltd.	62,000	11,461
NWS Holdings, Ltd.	68,004	119,020
*Orient Overseas International, Ltd.	22,000	166,623
Oriental Watch Holdings, Ltd.	20,000	4,974
*Overseas Chinese Town Asia Holdings, Ltd.	24,000	14,841
Pacific Andes International Holdings, Ltd.	207,308	37,094
Pacific Basin Shipping, Ltd.	245,000	185,262
*Pacific Century Premium Developments, Ltd.	45,000	18,143
Paliburg Holdings, Ltd.	56,000	19,926
PCCW, Ltd.	167,000	50,485
*Pearl Oriental Innovation, Ltd.	44,000	8,139
*PetroAsian Energy Holdings, Ltd.	292,000	46,828
Polytec Asset Holdings, Ltd.	415,000	80,746
Public Financial Holdings, Ltd.	28,000	14,662
Regal Hotels International Holdings, Ltd.	172,000	65,066
*Samling Global, Ltd.	416,000	47,909
Sea Holdings, Ltd.	62,000	31,529
Shangri-La Asia, Ltd.	68,000	131,570
*Shougang Concord Century Holdings, Ltd.	306,000	39,814
*Shougang Concord Technology Holdings, Ltd.	130,000	9,393
Shui On Construction and Materials, Ltd.	26,000	37,632
*Shun Tak Holdings, Ltd.	150,000	87,787
*Singamas Container Holdings, Ltd.	202,000	36,187
Sino Land Co., Ltd.	68,464	122,864
*Sino-Tech International Holdings, Ltd.	130,000	8,950
Smartone Telecommunications Holdings, Ltd.	21,000	23,551
South China (China), Ltd.	480,000	34,173
*Stella International Holdings, Ltd.	20,000	40,911
Sun Hung Kai & Co., Ltd.	60,000	61,161
Sun Hung Kai Properties, Ltd.	10,000	138,514
*Superb Summit International Timber Co., Ltd.	313,000	14,110
*Sustainable Forest Holdings, Ltd.	127,500	12,510
Tai Cheung Holdings, Ltd.	75,000	44,721
Techtronic Industries Co., Ltd.	226,500	235,362
*Texhong Textile Group, Ltd.	42,000	18,130
Texwinca Holdings, Ltd.	18,000	19,228
*Titan Petrochemicals Group, Ltd.	1,300,000	128,660
*Tomorrow International Holdings, Ltd.	105,000	6,973
Tongda Group Holdings, Ltd.	1,070,000	47,873
Transport International Holdings, Ltd.	20,400	71,915
*United Laboratories, Ltd. (The)	98,000	112,598
*United Power Investment, Ltd.	200,000	8,416
USI Holdings, Ltd.	124,000	37,786
*Value Partners Group, Ltd.	13,000	8,867
Varitronix International, Ltd.	18,000	6,491
Victory City International Holdings, Ltd.	42,000	9,694

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Vitasoy International Holdings, Ltd.	100,000	$76,025
*VST Holdings, Ltd.	62,000	22,596
Vtech Holdings, Ltd.	3,000	33,539
Wharf Holdings, Ltd.	38,000	205,998
Wheelock & Co., Ltd.	42,000	129,414
Wheelock Properties, Ltd.	110,000	177,418
*Win Hanverky Holdings, Ltd.	70,000	10,824
Wing Hang Bank, Ltd.	7,000	71,361
Wing On Co. International, Ltd.	30,000	47,840
Winteam Pharmaceutical Group, Ltd.	200,000	28,017
Xinyi Glass Holding Co., Ltd.	38,000	32,645
YGM Trading, Ltd.	2,000	2,311
Yue Yuen Industrial (Holdings), Ltd.	24,000	83,614

TOTAL HONG KONG		8,312,715

IRELAND — (0.8%)
*Aer Lingus Group P.L.C.	61,198	59,811
*Allied Irish Banks P.L.C.	61,456	116,572
*Anglo Irish Bank Corp. P.L.C.	105,210	30,398
*Bank of Ireland P.L.C. Sponsored ADR	2,765	24,691
C&C Group P.L.C.	38,554	184,465
CRH P.L.C.	8,159	233,323
#CRH P.L.C. Sponsored ADR	18,200	520,338
DCC P.L.C.	10,823	290,074
*Dragon Oil P.L.C.	41,441	307,575
*Elan Corp. P.L.C.	4,564	30,895
*Elan Corp. P.L.C. Sponsored ADR	8,300	55,776
FBD Holdings P.L.C.	4,599	47,227
Glanbia P.L.C.	6,572	28,054
*Governor & Co. of the Bank of Ireland P.L.C. (The)	17	37
Grafton Group P.L.C.	33,639	162,469
Greencore Group P.L.C.	39,071	70,340
*Independent News & Media P.L.C.	8,919	1,664
*Kenmare Resources P.L.C.	71,237	14,208
Kerry Group P.L.C.	5,072	162,995
*Kingspan Group P.L.C.	15,521	145,181
Paddy Power P.L.C.	2,496	87,775
*Smurfit Kappa Group P.L.C.	19,430	199,172
United Drug P.L.C.	29,137	101,615

TOTAL IRELAND		2,874,655

ITALY — (2.4%)
A2A SpA	12,377	20,921
ACEA SpA	3,441	35,035
Acegas-APS SpA	2,087	11,787
Actelios SpA	5,009	24,112
*Aedes SpA	131,531	37,759
*Amplifon SpA	5,973	31,070
Ansaldo STS SpA	4,668	85,476
*Arnoldo Mondadori Editore SpA	13,439	52,114
Assicurazioni Generali SpA	3,705	78,205
#Astaldi SpA	8,235	61,753
Atlantia SpA	1,380	29,371
*Autogrill SpA	6,656	81,075
Azimut Holding SpA	9,922	111,807
#Banca Carige SpA	47,920	121,737
Banca Generali SpA	10,174	108,903
*Banca Intermobiliare SpA	3,421	18,911
Banca Monte Dei Paschi di Siena SpA	113,554	157,224
#Banca Piccolo Credito Valtellinese Scarl	28,283	177,234
#*Banca Popolare dell’Emilia Romagna Scrl	17,614	229,808

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Banca Popolare dell’Etruria e del Lazio Scarl	8,000	$39,779
Banca Popolare di Milano Scarl	52,397	294,687
#*Banca Popolare di Sondrio Scarl	14,291	131,317
#Banco di Desio e della Brianza SpA	8,503	44,200
*Banco Popolare Scarl	58,576	375,037
#Benetton Group SpA	10,770	92,591
#Brembo SpA	6,992	54,938
Bulgari SpA	4,904	40,761
Buzzi Unicem SpA	5,909	87,846
*C.I.R. SpA - Compagnie Industriali Riunite	43,635	92,463
*Cairo Communication SpA	2,074	8,295
Caltagirone Editore SpA	9,089	25,428
Cementir Holding SpA	15,206	59,903
#Credito Artigiano SpA	7,928	18,003
#Credito Bergamasco SpA	474	15,925
*Credito Emiliano SpA	8,917	54,469
Danieli & Co. SpA	1,971	49,779
Davide Campari - Milano SpA	11,688	119,330
#De Longhi SpA	4,556	19,545
*DeA Capital SpA	12,751	21,148
DiaSorin SpA	1,379	51,412
*EEMS Italia SpA	9,232	19,549
*Engineering Ingegneria Informatica SpA	46	1,489
Eni SpA	5,441	121,603
Eni SpA Sponsored ADR	2,100	93,345
ERG SpA	6,230	85,670
#Esprinet SpA	3,327	33,300
#*Eurotech SpA	13,712	46,283
#*Fastweb SpA	1,565	30,096
*Fiat SpA	14,447	189,623
Finmeccanica SpA	14,283	182,988
#Fondiaria - SAI SpA	8,937	123,797
*Gemina SpA	123,796	103,110
#Geox SpA	1,856	12,013
*Gruppo Coin SpA	5,257	37,409
#*Gruppo Editoriale L’Espresso SpA	5,683	17,092
Hera SpA	32,394	68,763
*Immsi SpA	21,221	25,024
Impregilo SpA	28,011	87,221
*Indesit Co. SpA	3,417	46,039
#Industria Macchine Automatiche SpA	132	2,580
*Interpump Group SpA	1,232	6,187
*Intesa Sanpaolo SpA	92,448	304,701
#Iride SpA	6,625	12,575
Italcementi SpA	10,562	120,106
*Italmobiliare SpA	1,432	52,523
*Kerself SpA	3,071	23,533
KME Group SpA	24,267	9,292
Lottomatica SpA	1,632	29,565
Luxottica Group SpA Sponsored ADR	300	8,181
*Maire Tecnimont SpA	76,000	311,847
MARR SpA	1,671	15,483
Mediaset SpA	15,919	126,061
*Mediobanca SpA	6,076	56,081
Mediolanum SpA	3,408	17,321
#Milano Assicurazioni SpA	25,444	60,451
Parmalat SpA	151,680	399,282
Piaggio & C. SpA	25,137	78,552
*Pirelli & Co. Real Estate SpA	87,619	48,587
*Pirelli & Co. SpA	302,134	173,838
*Premafin Finanziaria SpA	20,038	27,254

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Prysmian SpA	5,651	$101,753
#Recordati SpA	8,704	65,470
Sabaf SpA	106	2,389
*Safilo Group SpA	10,812	6,554
Saipem SpA	540	20,164
#Saras SpA	10,423	25,061
#SAVE SpA	7,173	69,704
*Seat Pagine Gialle SpA	170,884	38,777
*Snai SpA	2,736	10,378
Societa Iniziative Autostradali e Servizi SpA	8,046	74,036
*Societe Cattolica di Assicurazoni Scrl SpA	5,277	165,529
Sol SpA	99	578
*Sorin SpA	63,354	124,796
*Telecom Italia Media SpA	7,082	7,017
Telecom Italia SpA	101,509	141,920
Telecom Italia SpA Sponsored ADR	32,914	455,859
Tenaris SA ADR	1,300	52,793
Terna Rete Elettrica Nazionale SpA	11,417	46,279
Tod’s SpA	549	40,280
Trevi Finanziaria SpA	1,988	32,772
*UniCredit SpA	212,299	556,373
Unione di Banche Italiane ScpA	30,011	371,651
#*Unipol Gruppo Finanziario SpA	93,956	98,396
Vianini Lavori SpA	1,509	9,319
Vittoria Assicurazioni SpA	1,738	9,075

TOTAL ITALY		8,906,495

JAPAN — (17.5%)
77 Bank, Ltd. (The)	29,000	164,792
Achilles Corp.	12,000	17,942
Adeka Corp.	13,900	131,705
*Aderans Holdings Co., Ltd.	5,600	68,838
Advantest Corp. ADR	1,800	46,584
#AEON Co., Ltd.	23,300	266,778
Ai Holdings Corp.	7,700	27,407
Aica Kogyo Co., Ltd.	5,800	60,465
Aichi Bank, Ltd. (The)	800	55,646
Aichi Corp.	10,300	50,028
Aichi Machine Industry Co., Ltd.	6,000	24,549
Aichi Steel Corp.	11,000	47,624
*Aida Engineering, Ltd.	8,000	33,451
Aigan Co., Ltd.	4,200	21,640
Aiphone Co., Ltd.	1,700	28,970
Air Water, Inc.	3,000	33,196
Airport Facilities Co., Ltd.	3,300	16,775
Aisan Industry Co., Ltd.	3,600	30,526
Aisin Seiki Co., Ltd.	6,700	203,606
Ajinomoto Co., Inc.	24,000	225,416
Akita Bank, Ltd. (The)	24,000	91,688
Alfresa Holdings Corp.	2,100	105,382
Aloka Co., Ltd.	3,400	33,030
Alpen Co., Ltd.	1,200	21,048
Alpha Systems, Inc.	1,300	26,056
*Alpine Electronics, Inc.	4,600	64,929
*Alps Electric Co., Ltd.	26,400	192,106
Alps Logistics Co., Ltd.	2,000	21,292
Altech Corp.	600	4,810
Amada Co., Ltd.	31,000	254,514
Amano Corp.	7,100	68,917
Amuse, Inc.	200	2,023
*Anritsu Corp.	6,000	28,542

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#AOC Holdings, Inc.	5,300	$34,365
AOI Electronic Co., Ltd.	400	7,556
AOKI Holdings, Inc.	1,500	21,157
Aomori Bank, Ltd. (The)	22,000	52,062
Aoyama Trading Co., Ltd.	8,800	152,263
Aozora Bank, Ltd.	87,000	124,739
Arakawa Chemical Industries, Ltd.	2,600	32,662
*Arc Land Sakamoto Co., Ltd.	200	2,476
Arcs Co., Ltd.	4,400	59,041
*Argo Graphics, Inc.	500	5,665
#Ariake Japan Co., Ltd.	3,200	47,814
#Arisawa Manufacturing Co., Ltd.	3,400	26,618
Aronkasei Co., Ltd.	8,000	34,803
As One Corp.	1,800	31,477
Asahi Breweries, Ltd.	2,000	35,927
Asahi Diamond Industrial Co., Ltd.	3,000	31,176
Asahi Glass Co., Ltd.	19,000	224,516
Asahi Holdings, Inc.	1,100	18,665
Asahi Kasei Corp.	20,000	112,432
Asahi Kogyosha Co., Ltd.	2,000	8,015
Asahi Organic Chemicals Industry Co., Ltd.	6,000	14,682
*Asahi Tec Corp.	285,000	143,804
#Asatsu-DK, Inc.	4,500	119,396
*Ashimori Industry Co., Ltd.	6,000	9,529
Asics Corp.	5,000	47,830
ASKA Pharmaceutical Co., Ltd.	5,000	33,772
Asunaro Aoki Construction Co., Ltd.	3,500	15,390
Atsugi Co., Ltd.	14,000	18,508
Autobacs Seven Co., Ltd.	3,300	115,692
Avex Group Holdings, Inc.	3,700	34,109
Awa Bank, Ltd. (The)	24,000	133,264
Bando Chemical Industries, Ltd.	6,000	19,057
Bank of Iwate, Ltd. (The)	2,000	109,572
Bank of Kyoto, Ltd. (The)	13,000	114,224
Bank of Nagoya, Ltd. (The)	16,000	60,454
Bank of Okinawa, Ltd. (The)	2,800	115,260
Bank of Saga, Ltd. (The)	19,000	53,816
Bank of the Ryukyus, Ltd.	6,200	67,412
Bank of Yokohama, Ltd. (The)	37,000	192,378
Belc Co., Ltd.	3,000	28,957
Benesse Holdings, Inc.	400	18,391
*Best Denki Co., Ltd.	3,500	10,349
#Bic Camera, Inc.	104	37,943
BML, Inc.	700	16,979
Bridgestone Corp.	1,200	19,999
Brother Industries, Ltd.	6,400	77,730
Bunka Shutter Co., Ltd.	10,000	28,695
CAC Corp.	1,600	12,974
*Calsonic Kansei Corp.	13,000	41,637
Canon Electronics, Inc.	1,900	49,110
Canon Finetech, Inc.	1,500	26,310
Canon Marketing Japan, Inc.	4,300	67,220
Canon, Inc. Sponsored ADR	2,200	100,496
Cawachi, Ltd.	800	16,360
*Cedyna Financial Corp.	12,350	20,964
Central Glass Co., Ltd.	27,000	129,905
Central Japan Railway Co.	2	16,286
*Central Sports Co., Ltd.	500	4,601
Century Tokyo Leasing Corp.	6,900	90,893
Chiba Bank, Ltd. (The)	25,000	158,324
*Chiba Kogyo Bank, Ltd. (The)	6,400	45,012

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Chino Corp.	4,000	$9,952
Chiyoda Co., Ltd.	4,200	53,238
#Chiyoda Corp.	2,000	18,362
Chiyoda Integre Co., Ltd.	300	5,306
Chofu Seisakusho Co., Ltd.	2,600	59,505
Chubu Shiryo Co., Ltd.	5,000	44,837
Chudenko Corp.	3,600	44,700
Chuetsu Pulp & Paper Co., Ltd.	15,000	27,982
Chugai Ro Co., Ltd.	9,000	25,983
Chugoku Bank, Ltd. (The)	6,000	76,918
Chugoku Marine Paints, Ltd.	5,000	37,444
Chukyo Bank, Ltd. (The)	18,000	48,999
Chuo Denki Kogyo Co., Ltd.	5,000	35,572
Chuo Mitsui Trust Holdings, Inc.	3,000	11,446
Chuo Spring Co., Ltd.	2,000	8,528
Circle K Sunkus Co., Ltd.	5,600	79,142
Citizen Holdings Co., Ltd.	27,300	189,611
CKD Corp.	7,600	64,288
Cleanup Corp.	600	4,868
CMIC Co., Ltd.	10	2,834
*CMK Corp.	5,000	36,888
Coca-Cola Central Japan Co., Ltd.	2,500	32,247
Coca-Cola West Co., Ltd.	4,800	84,924
cocokara fine HOLDINGS, Inc.	100	1,988
Colowide Co., Ltd.	4,000	20,289
Commuture Corp.	3,000	18,857
Computer Engineering & Consulting, Ltd.	1,700	8,969
Comsys Holdings Corp.	11,100	104,030
Corona Corp.	1,500	18,181
Cosmo Oil Co., Ltd.	58,000	156,348
Credit Saison Co., Ltd.	14,200	207,679
#*CSK Holdings Corp.	4,400	22,373
Cybernet Systems Co., Ltd.	35	13,652
Dai Nippon Printing Co., Ltd.	26,000	360,198
*Dai Nippon Toryo, Ltd.	29,000	32,506
Daicel Chemical Industries, Ltd.	22,000	141,036
Dai-Dan Co., Ltd.	4,000	22,011
#*Daido Metal Co., Ltd.	12,000	46,743
#*Daido Steel Co., Ltd.	27,000	114,771
Daidoh, Ltd.	4,600	35,240
#*Daiei, Inc. (The)	8,850	41,028
Daifuku Co., Ltd.	9,500	71,411
Daihatsu Motor Co., Ltd.	2,000	19,286
Daihen Corp.	11,000	48,485
Daiichi Jitsugyo Co., Ltd.	11,000	31,608
Daiichi Sankyo Co., Ltd.	1,400	24,330
Daiken Corp.	13,000	35,452
*Daiki Aluminium Industry Co., Ltd.	1,000	2,928
Daikin Industries, Ltd.	1,600	60,336
Daikoku Denki Co., Ltd.	3,000	53,327
*Daikyo, Inc.	10,000	23,030
Daimei Telecom Engineering Corp.	2,000	16,245
Dainichi Co., Ltd.	800	6,042
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	10,000	37,668
*Dainippon Screen Manufacturing Co., Ltd.	32,000	179,671
#Dainippon Sumitomo Pharma Co., Ltd.	2,000	16,562
Daio Paper Corp.	7,000	57,958
Daisan Bank, Ltd. (The)	13,000	35,601
#Daiseki Co., Ltd.	600	13,222
Daishi Bank, Ltd. (The)	38,000	128,296
Daiso Co., Ltd.	6,000	14,932

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daisyo Corp.	2,000	$24,032
Daito Trust Construction Co., Ltd.	1,000	53,307
Daiwa House Industry Co., Ltd.	13,000	139,876
Daiwa Industries, Ltd.	8,000	41,060
Daiwa Securities Group, Inc.	13,000	67,240
#Daiwabo Holdings Co., Ltd.	11,000	29,754
DC Co., Ltd.	3,400	7,693
#DCM Japan Holdings Co., Ltd.	8,700	58,826
Denki Kagaku Kogyo Kabushiki Kaisha	61,000	271,827
Denki Kogyo Co., Ltd.	4,000	22,080
Denso Corp.	5,500	160,508
Dentsu, Inc.	1,600	43,549
Denyo Co., Ltd.	5,100	39,589
#Descente, Ltd.	7,000	42,793
DIC Corp.	17,000	36,434
#Disco Corp.	1,700	120,012
#Don Quijote Co., Ltd.	600	16,077
Doshisha Co., Ltd.	3,300	84,115
Doutor Nichires Holdings Co., Ltd.	2,400	35,946
Dowa Holdings Co., Ltd.	25,000	138,788
DTS Corp.	2,800	33,828
Duskin Co., Ltd.	6,700	116,660
Dwango Co., Ltd.	2	3,616
Dydo Drinco, Inc.	600	22,261
#eAccess, Ltd.	50	39,889
Eagle Industry Co., Ltd.	3,000	22,038
East Japan Railway Co.	900	60,204
#*Ebara Corp.	40,000	206,064
#Edion Corp.	6,500	66,104
Ehime Bank, Ltd. (The)	18,000	51,082
Eighteenth Bank, Ltd. (The)	19,000	53,336
Eiken Chemical Co., Ltd.	1,900	18,271
Eizo Nanao Corp.	2,800	68,215
Elematec Corp.	3,700	44,745
*Elpida Memory, Inc.	15,500	330,192
Enplas Corp.	2,700	51,570
ESPEC Corp.	3,600	30,553
Exedy Corp.	4,300	113,453
Ezaki Glico Co., Ltd.	4,000	46,068
F&A Aqua Holdings, Inc.	2,600	27,070
#Fancl Corp.	4,300	76,368
FCC Co., Ltd.	1,800	37,197
FIDEA Holdings Co., Ltd.	12,000	19,750
Foster Electric Co., Ltd.	6,200	177,340
#France Bed Holdings Co., Ltd.	19,000	29,079
#Fuji Co., Ltd.	1,000	17,752
#*Fuji Electric Holdings Co., Ltd.	59,000	177,229
*Fuji Fire & Marine Insurance Co., Ltd.	36,000	56,113
Fuji Furukawa Engineering & Co., Ltd.	2,000	3,970
*Fuji Heavy Industries, Ltd.	35,000	195,886
Fuji Oil Co., Ltd.	1,000	13,892
#Fuji Soft, Inc.	3,100	54,475
Fuji Television Network, Inc.	26	41,742
Fujicco Co., Ltd.	3,000	34,018
FUJIFILM Holdings Corp.	6,500	222,765
Fujikura Kasei Co., Ltd.	7,100	37,227
Fujikura, Ltd.	30,000	160,253
Fujimi, Inc.	2,200	36,693
Fujimori Kogyo Co., Ltd.	2,800	40,350
Fujitec Co., Ltd.	5,000	29,032
Fujitsu Frontech, Ltd.	1,700	13,137

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Fujitsu General, Ltd.	1,000	$5,085
Fujitsu, Ltd.	15,300	107,589
*FuKoKu Co., Ltd.	1,100	9,051
Fukui Bank, Ltd. (The)	29,000	90,022
Fukuoka Financial Group, Inc.	35,000	151,857
Fukuyama Transporting Co., Ltd.	22,000	114,870
Funai Electric Co., Ltd.	3,300	128,814
*Furukawa Co., Ltd.	39,000	48,087
Furukawa Electric Co., Ltd.	11,000	54,525
Furukawa-Sky Aluminum Corp.	12,000	28,371
Furusato Industries, Ltd.	600	3,884
Fuso Pharmaceutical Industries, Ltd.	12,000	37,294
Futaba Corp.	2,700	54,879
*Futaba Industrial Co., Ltd.	5,100	41,206
Fuyo General Lease Co., Ltd.	2,500	72,273
#Gakken Holdings Co., Ltd.	7,000	15,258
Gecoss Corp.	5,100	21,000
GEO Co., Ltd.	43	46,634
#Glory, Ltd.	4,400	111,998
GMO Internet, Inc.	5,000	20,542
Godo Steel, Ltd.	5,000	13,766
#Goldcrest Co., Ltd.	2,280	62,361
#*Goldwin, Inc.	7,000	14,818
Gourmet Kineya Co., Ltd.	1,000	5,510
Gun Ei Chemical Industry Co., Ltd.	12,000	28,778
Gunma Bank, Ltd. (The)	34,000	183,411
Gunze, Ltd.	29,000	105,812
#H2O Retailing Corp.	12,000	83,539
Hachijuni Bank, Ltd. (The)	22,000	123,409
*Hakudo Co., Ltd.	1,500	13,328
Hakuhodo Dy Holdings, Inc.	1,780	101,118
Hakuto Co., Ltd.	2,100	21,976
Hamakyorex Co., Ltd.	100	2,674
Hamamatsu Photonics K.K.	1,400	39,936
Hankyu Hanshin Holdings, Inc.	4,000	18,635
Hanwa Co., Ltd.	24,000	102,401
Harashin Narus Holdings Co., Ltd.	3,000	34,052
Haruyama Trading Co., Ltd.	300	1,395
*Haseko Corp.	15,500	16,242
*Hayashikane Sangyo Co., Ltd.	1,000	1,260
#Heiwa Corp.	1,700	16,438
Heiwa Real Estate Co., Ltd.	16,500	51,924
Heiwado Co., Ltd.	4,500	57,475
Hibiya Engineering, Ltd.	2,400	23,394
Higashi-Nippon Bank, Ltd.	24,000	44,200
Higo Bank, Ltd. (The)	27,000	146,715
#Hikari Tsushin, Inc.	3,800	76,529
Hino Motors, Ltd.	44,000	221,498
Hirose Electric Co., Ltd.	200	21,591
#Hiroshima Bank, Ltd. (The)	40,000	163,975
HIS Co., Ltd.	1,300	26,628
Hisaka Works, Ltd.	3,000	34,259
Hisamitsu Pharmaceutical Co., Inc.	600	22,116
Hitachi Business Solution Co., Ltd.	200	1,443
Hitachi Cable, Ltd.	27,000	76,818
Hitachi Capital Corp.	3,100	46,807
#Hitachi Construction Machinery Co., Ltd.	1,500	31,895
Hitachi High-Technologies Corp.	5,900	128,638
#Hitachi Koki Co., Ltd.	4,800	53,167
Hitachi Kokusai Electric, Inc.	3,000	31,211
Hitachi Medical Corp.	2,000	17,868

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hitachi Tool Engineering, Ltd.	4,800	$59,213
Hitachi Transport System, Ltd.	4,400	63,645
#Hitachi Zosen Corp.	35,000	49,585
*Hitachi, Ltd. Sponsored ADR	2,900	127,223
#Hodogaya Chemical Co., Ltd.	11,000	41,791
Hokkaido Gas Co., Ltd.	1,000	2,591
Hokkan Holdings, Ltd.	8,000	22,777
Hokko Chemical Industry Co., Ltd.	2,000	6,726
Hokkoku Bank, Ltd. (The)	38,000	134,862
Hokuetsu Bank, Ltd. (The)	31,000	50,227
Hokuetsu Kishu Paper Co., Ltd.	9,500	47,898
*Hokuhoku Financial Group, Inc.	35,000	69,593
Hokuto Corp.	1,800	38,397
Honda Motor Co., Ltd. Sponsored ADR	12,559	424,369
Horiba, Ltd.	2,200	64,928
Hosiden Corp.	6,700	84,612
Hosokawa Micron Corp.	4,000	16,978
#House Foods Corp.	6,800	98,106
Hyakugo Bank, Ltd. (The)	32,000	143,936
Hyakujishi Bank, Ltd. (The)	28,000	114,469
IBJ Leasing Co., Ltd.	4,000	82,426
#*Ichikoh Industries, Ltd.	24,000	41,271
ICHINEN HOLDINGS Co., Ltd.	1,000	4,491
Ichiyoshi Securities Co., Ltd.	2,100	15,133
Icom, Inc.	900	24,816
Idec Corp.	4,600	44,172
Idemitsu Kosan Co., Ltd.	1,700	140,819
Ihara Chemical Industry Co., Ltd.	7,000	20,323
IHI Corp.	47,000	94,065
Iida Home Max	6,600	65,596
#Iino Kaiun Kaisha, Ltd.	10,200	65,318
Imasen Electric Industrial Co., Ltd.	3,600	59,603
Imperial Hotel, Ltd.	200	4,101
Inaba Denki Sangyo Co., Ltd.	1,800	44,460
Inaba Seisakusho Co., Ltd.	1,600	16,237
Inabata & Co., Ltd.	3,100	15,559
Inageya Co., Ltd.	3,000	30,679
Ines Corp.	4,200	35,615
*Inpex Corp.	2	14,074
Inui Steamship Co., Ltd.	5,700	41,755
#*Iseki & Co., Ltd.	7,000	22,079
Isetan Mitsukoshi Holdings, Ltd.	11,900	137,431
#*Ishihara Sangyo Kaisha, Ltd.	43,000	39,051
Ishii Iron Works Co., Ltd.	3,000	5,788
*Isuzu Motors, Ltd.	100,000	318,164
ITOCHU Corp.	15,000	129,955
Itochu Enex Co., Ltd.	8,200	40,591
Itochu Techno-Solutions Corp.	600	22,663
Itochu-Shokuhin Co., Ltd.	800	25,329
#Itoham Foods, Inc.	25,000	90,984
Itoki Corp.	4,300	13,119
Iwatani International Corp.	6,000	17,345
Iyo Bank, Ltd. (The)	10,000	93,079
Izumiya Co., Ltd.	10,000	52,548
J Front Retailing Co., Ltd.	17,000	99,006
#Japan Airport Terminal Co., Ltd.	7,100	112,871
Japan Aviation Electronics Industry, Ltd.	10,000	74,811
Japan Business Computer Co., Ltd.	6,000	37,308
Japan Cash Machine Co., Ltd.	2,000	18,376
Japan Digital Laboratory Co., Ltd.	1,500	18,263
Japan Petroleum Exploration Co., Ltd.	300	15,320

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Japan Pulp & Paper Co., Ltd.	7,000	$24,765
Japan Radio Co., Ltd.	17,000	44,805
Japan Steel Works, Ltd. (The)	1,000	10,953
Japan Transcity Corp.	7,000	23,113
Japan Vilene Co., Ltd.	6,000	27,871
Japan Wool Textile Co., Ltd. (The)	8,000	62,941
Jastec Co., Ltd.	1,900	10,881
#Jeol, Ltd.	9,000	32,497
JFE Holdings, Inc.	800	28,530
JFE Shoji Holdings, Inc.	22,000	113,388
JMS Co., Ltd.	7,000	28,931
Joban Kosan Co., Ltd.	16,000	23,629
J-Oil Mills, Inc.	12,000	39,595
#Joshin Denki Co., Ltd.	5,000	48,617
Joyo Bank, Ltd. (The)	19,000	79,037
JS Group Corp.	6,700	131,400
JSP Corp.	6,600	77,751
JSR Corp.	3,200	64,784
JTEKT Corp.	16,100	184,998
#*Juki Corp.	17,000	32,896
Juroku Bank, Ltd.	40,000	151,048
#*JVC Kenwood Holdings, Inc.	62,700	33,828
*JX Holdings, Inc.	58,470	326,165
K.R.S. Corp.	1,700	15,883
#Kadokawa Holdings, Inc.	2,600	59,964
Kaga Electronics Co., Ltd.	2,500	26,972
Kagoshima Bank, Ltd. (The)	13,000	85,540
#Kajima Corp.	23,000	58,440
Kakaku.com, Inc.	5	18,825
Kaken Pharmaceutical Co., Ltd.	2,000	16,221
Kameda Seika Co., Ltd.	200	3,575
Kamei Corp.	9,000	43,536
Kamigumi Co., Ltd.	20,000	165,199
Kandenko Co., Ltd.	8,000	52,204
Kaneka Corp.	24,000	151,462
*Kanematsu Corp.	14,000	12,740
Kanematsu Electronics, Ltd.	2,100	18,541
Kansai Paint Co., Ltd.	2,000	15,160
Kanto Auto Works, Ltd.	4,900	39,863
Kanto Natural Gas Development Co., Ltd.	3,000	16,271
Kasumi Co., Ltd.	5,000	25,630
Katakura Industries Co., Ltd.	2,500	24,351
Kato Sangyo Co., Ltd.	3,700	57,573
Kato Works Co., Ltd.	19,000	44,123
KAWADA TECHNOLOGIES, Inc.	200	3,343
#Kawasaki Heavy Industries, Ltd.	24,000	75,240
*Kawasaki Kisen Kaisha, Ltd.	47,000	199,751
Kawasumi Laboratories, Inc.	5,000	37,130
*Kayaba Industry Co., Ltd.	30,000	113,882
#Keihan Electric Railway Co., Ltd.	9,000	36,133
Keihin Corp.	3,900	73,920
#Keihin Electric Express Railway Co., Ltd.	4,000	33,537
Keio Corp.	2,000	12,932
Keisei Electric Railway Co., Ltd.	3,000	17,761
Keiyo Bank, Ltd. (The)	28,000	130,211
#Keiyo Co., Ltd.	3,000	14,814
*Kenedix, Inc.	124	43,061
Kewpie Corp.	3,200	35,275
#Key Coffee, Inc.	2,900	48,292
#Kikkoman Corp.	1,000	11,115
Kimoto Co., Ltd.	100	851

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kinden Corp.	11,000	$97,613
#Kintetsu World Express, Inc.	1,800	42,942
Kinugawa Rubber Industrial Co., Ltd.	1,000	4,405
Kirin Holdings Co., Ltd.	2,000	28,654
#Kisoji Co., Ltd.	2,500	51,348
Kissei Pharmaceutical Co., Ltd.	4,000	86,916
*Kitagawa Iron Works Co., Ltd.	22,000	39,123
Kita-Nippon Bank, Ltd. (The)	600	15,776
Kitano Construction Corp.	17,000	37,672
*Kito Corp.	12	13,566
Kitz Corp.	18,000	102,606
Kiyo Holdings, Inc.	97,000	126,650
Koa Corp.	3,100	37,090
Koatsu Gas Kogyo Co., Ltd.	3,000	16,862
Kobe Steel, Ltd.	43,000	95,972
Kohnan Shoji Co., Ltd.	4,700	59,932
*Koito Industries, Ltd.	4,000	8,103
Koito Manufacturing Co., Ltd.	13,000	214,095
#Kojima Co., Ltd.	3,000	25,528
Kokuyo Co., Ltd.	13,600	126,914
Komatsu Seiren Co., Ltd.	9,000	37,313
Komatsu Wall Industry Co., Ltd.	1,800	19,471
Komeri Co., Ltd.	1,100	27,979
Komori Corp.	6,900	91,221
Konaka Co., Ltd.	1,600	6,477
Konami Corp. ADR	200	3,971
Konica Minolta Holdings, Inc.	8,000	101,194
Konishi Co., Ltd.	2,500	28,830
#Kose Corp.	1,300	30,269
K’s Holdings Corp.	2,880	76,476
KU Holdings Co., Ltd.	400	1,696
Kubota Corp. Sponsored ADR	1,800	78,732
*Kumagai Gumi Co., Ltd.	34,000	29,097
Kumiai Chemical Industry Co., Ltd.	10,000	29,695
Kurabo Industries, Ltd.	13,000	23,393
Kureha Corp.	21,000	103,455
*Kurimoto, Ltd.	14,000	25,859
Kurita Water Industries, Ltd.	200	5,783
Kuroda Electric Co., Ltd.	2,900	43,803
#Kurosaki Harima Corp.	15,000	76,239
Kyocera Corp. Sponsored ADR	1,252	123,009
Kyodo Printing Co., Ltd.	9,000	26,231
Kyoei Steel, Ltd.	2,400	44,531
Kyoei Tanker Co., Ltd.	4,000	9,621
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,700	21,752
Kyokuto Securities Co., Ltd.	4,200	35,681
Kyokuyo Co., Ltd.	9,000	18,022
Kyorin Co., Ltd.	3,000	43,142
Kyoritsu Maintenance Co., Ltd.	2,000	32,883
Kyosan Electric Manufacturing Co., Ltd.	5,000	25,219
Kyowa Exeo Corp.	6,500	53,602
*Kyowa Hakko Kirin Co., Ltd.	2,000	20,985
Kyudenko Corp.	5,000	29,061
Leopalace21 Corp.	14,300	88,902
Life Corp.	1,000	16,472
Lintec Corp.	6,400	121,571
Mabuchi Motor Co., Ltd.	1,400	77,165
Macnica, Inc.	3,000	69,205
Maeda Corp.	17,000	56,827
Maeda Road Construction Co., Ltd.	8,000	68,572
Maezawa Kasei Industries Co., Ltd.	3,200	30,800

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Maezawa Kyuso Industries Co., Ltd.	2,100	$27,889
*Makino Milling Machine Co., Ltd.	13,000	90,102
Makita Corp. Sponsored ADR	1,988	61,191
Mandom Corp.	900	23,872
Mars Engineering Corp.	200	3,958
Marubeni Corp.	70,385	415,296
Marubun Corp.	5,600	41,229
Marudai Food Co., Ltd.	6,000	16,596
Maruetsu, Inc. (The)	11,000	45,887
#Maruha Nichiro Holdings, Inc.	35,000	49,227
Marui Group Co., Ltd.	23,500	185,774
#Maruichi Steel Tube, Ltd.	2,500	48,039
Marusan Securities Co., Ltd.	6,600	40,060
Maruwa Co., Ltd.	1,800	38,041
Maruwn Corp.	5,100	12,560
*Maruyama Manufacturing Co, Inc.	6,000	13,020
Maruzen Showa Unyu Co., Ltd.	6,000	21,869
Maspro Denkoh Corp.	2,200	21,508
Matsui Construction Co., Ltd.	7,000	25,579
#*Matsuya Co., Ltd.	2,100	22,334
#Matsuya Foods Co., Ltd.	2,100	30,166
Max Co., Ltd.	2,000	21,672
Maxvalu Tokai Co., Ltd.	1,500	16,570
Mazda Motor Corp.	77,000	227,386
Medipal Holdings Corp.	5,400	67,325
Megachips Corp.	1,100	16,145
Megmilk Snow Brand Co., Ltd.	2,300	38,734
#Meidensha Corp.	13,000	59,446
#Meiji Holdings Co., Ltd.	2,650	95,667
Meitec Corp.	600	12,597
#Meito Sangyo Co., Ltd.	1,100	15,012
Melco Holdings, Inc.	4,000	111,412
Mercian Corp.	12,000	24,684
Michinoku Bank, Ltd. (The)	12,000	23,615
Mikuni Coca-Cola Bottling Co., Ltd.	2,300	18,233
Mimasu Semiconductor Industry Co., Ltd.	1,200	17,814
Minato Bank, Ltd. (The)	33,000	42,684
Ministop Co., Ltd.	2,400	34,677
Miraca Holdings, Inc.	800	25,772
Misumi Group, Inc.	3,400	67,766
Mito Securities Co., Ltd.	14,000	34,122
*Mitsuba Corp.	3,000	18,577
Mitsubishi Chemical Holdings Corp.	46,000	245,509
Mitsubishi Corp.	12,500	296,099
Mitsubishi Electric Corp.	4,000	35,650
Mitsubishi Gas Chemical Co., Inc.	32,000	192,959
Mitsubishi Heavy Industries, Ltd.	21,000	84,590
Mitsubishi Kakoki Kaisha, Ltd.	7,000	18,737
Mitsubishi Logistics Corp.	7,000	91,523
*Mitsubishi Materials Corp.	70,800	212,211
*Mitsubishi Paper Mills, Ltd.	31,000	39,150
Mitsubishi Pencil Co., Ltd.	2,400	35,386
*Mitsubishi Steel Manufacturing Co., Ltd.	20,000	49,412
Mitsubishi Tanabe Pharma Corp.	8,000	105,847
Mitsubishi UFJ Financial Group, Inc.	76,100	396,560
Mitsubishi UFJ Financial Group, Inc. ADR	16,850	87,114
Mitsuboshi Belting, Ltd.	8,000	39,445
Mitsui & Co., Ltd.	3,000	45,087
#Mitsui & Co., Ltd. Sponsored ADR	471	154,601
Mitsui Chemicals, Inc.	33,000	108,395
#Mitsui Engineering & Shipbuilding Co., Ltd.	31,000	82,588

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsui Fudosan Co., Ltd.	2,000	$37,039
*Mitsui High-Tec, Inc.	3,200	27,517
Mitsui Home Co., Ltd.	6,000	36,468
Mitsui Knowledge Industry Co., Ltd.	78	14,107
Mitsui Matsushima Co., Ltd.	29,000	58,183
Mitsui Mining & Smelting Co., Ltd.	73,000	200,041
Mitsui O.S.K. Lines, Ltd.	2,000	14,952
Mitsui Sugar Co., Ltd.	12,000	40,518
Mitsui-Soko Co., Ltd.	8,000	32,559
Mitsumi Electric Co., Ltd.	7,100	154,495
Mitsuuroko Co., Ltd.	3,000	21,320
Miura Co., Ltd.	700	17,116
Miyazaki Bank, Ltd. (The)	18,000	53,136
Miyoshi Oil & Fat Co., Ltd.	3,000	4,808
Mizuho Financial Group, Inc.	43,000	82,798
*Mizuho Investors Securities Co., Ltd.	42,000	43,469
Mizuho Securities Co., Ltd.	43,000	119,100
Mizuno Corp.	12,000	53,448
Mochida Pharmaceutical Co., Ltd.	2,000	19,053
Monex Group, Inc.	33	15,852
Mori Seiki Co., Ltd.	7,600	90,794
Morinaga & Co., Ltd.	18,000	39,591
Morinaga Milk Industry Co., Ltd.	22,000	88,881
Morita Holdings Corp.	5,000	25,347
Mory Industries, Inc.	3,000	10,827
#MOS Food Services, Inc.	1,400	22,702
MR Max Corp.	8,900	42,047
MS&AD Insurance Group Holdings, Inc.	9,782	281,160
Murata Manufacturing Co., Ltd.	1,100	65,097
Musashino Bank, Ltd.	4,300	127,562
Nabtesco Corp.	10,000	126,023
Nachi-Fujikoshi Corp.	27,000	81,080
Nagano Bank, Ltd. (The)	12,000	23,548
Nagase & Co., Ltd.	12,000	143,144
Nakamuraya Co., Ltd.	4,000	19,452
*Nakayama Steel Works, Ltd.	11,000	18,218
#Namco Bandai Holdings, Inc.	1,100	10,976
#Nankai Electric Railway Co., Ltd.	9,000	35,231
Nanto Bank, Ltd. (The)	18,000	96,054
*Natori Co., Ltd.	700	6,206
NEC Capital Solutions, Ltd.	1,400	19,255
NEC Corp.	87,000	286,448
NEC Fielding, Ltd.	1,600	21,562
NEC Mobiling, Ltd.	3,000	75,875
NEC Networks & System Integration Corp.	2,400	29,362
Net One Systems Co., Ltd.	27	39,138
Neturen Co., Ltd.	4,300	33,570
NGK Insulators, Ltd.	2,000	39,416
#NGK Spark Plug Co., Ltd.	12,000	162,833
NHK Spring Co., Ltd.	21,000	201,753
Nice Holdings, Inc.	9,000	19,485
Nichia Steel Works, Ltd.	10,000	29,362
Nichias Corp.	11,000	46,950
Nichiban Co., Ltd.	9,000	30,423
#Nichicon Corp.	8,600	115,115
Nichiden Corp.	1,400	38,192
Nichiha Corp.	6,300	63,777
#Nichii Gakkan Co.	5,400	52,846
Nichirei Corp.	34,000	134,779
#Nidec Sankyo Corp.	6,000	52,898
Nifco, Inc.	2,800	62,615

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
NIFTY Corp.	2	$1,681
#Nihon Dempa Kogyo Co., Ltd.	2,400	52,111
Nihon Kohden Corp.	2,100	40,197
Nihon Parkerizing Co., Ltd.	3,000	42,938
Nihon Unisys, Ltd.	2,600	20,718
Nihon Yamamura Glass Co., Ltd.	9,000	29,307
Nikkiso Co., Ltd.	8,000	62,682
Nikko Co., Ltd.	2,000	5,327
Nikon Corp.	1,000	22,701
Nippo Corp.	9,000	69,464
Nippon Beet Sugar Manufacturing Co., Ltd.	18,000	43,324
*Nippon Carbide Industries Co., Inc.	6,000	12,314
Nippon Carbon Co., Ltd.	16,000	57,685
Nippon Ceramic Co., Ltd.	2,000	24,517
Nippon Chemical Industrial Co., Ltd.	18,000	44,232
*Nippon Chemi-Con Corp.	16,000	66,208
Nippon Chemiphar Co., Ltd.	5,000	15,290
Nippon Coke & Engineering Co., Ltd.	28,000	52,055
#Nippon Denko Co., Ltd.	11,000	77,745
Nippon Densetsu Kogyo Co., Ltd.	6,000	56,321
Nippon Denwa Shisetu Co., Ltd.	10,000	31,070
Nippon Electric Glass Co., Ltd.	6,000	91,496
Nippon Express Co., Ltd.	23,000	108,360
Nippon Filcon Co., Ltd.	1,800	9,946
Nippon Fine Chemical Co., Ltd.	4,800	33,286
Nippon Flour Mills Co., Ltd.	12,000	56,879
#Nippon Gas Co., Ltd.	2,700	37,527
Nippon Hume Corp.	2,000	6,320
Nippon Kayaku Co., Ltd.	17,000	149,427
Nippon Koei Co., Ltd.	12,000	36,630
Nippon Konpo Unyu Soko Co., Ltd.	9,000	107,083
*Nippon Light Metal Co., Ltd.	53,000	76,836
Nippon Meat Packers, Inc.	13,000	164,221
#Nippon Metal Industry Co., Ltd.	9,000	13,724
#Nippon Paint Co., Ltd.	11,000	70,144
Nippon Paper Group, Inc.	2,224	62,460
Nippon Road Co., Ltd. (The)	12,000	31,432
Nippon Seiki Co., Ltd.	8,000	87,985
Nippon Seisen Co., Ltd.	1,000	4,752
Nippon Sheet Glass Co., Ltd.	58,000	190,518
Nippon Shinyaku Co., Ltd.	8,000	92,087
Nippon Shokubai Co., Ltd.	10,000	90,394
Nippon Signal Co., Ltd.	3,500	30,116
Nippon Soda Co., Ltd.	15,000	67,228
Nippon Steel Corp.	12,000	42,574
#Nippon Suisan Kaisha, Ltd.	31,200	90,282
Nippon Synthetic Chemical Industry Co., Ltd. (The)	5,000	35,270
Nippon Television Network Corp.	70	10,462
Nippon Thompson Co., Ltd.	10,000	67,817
#Nippon Valqua Industries, Ltd.	16,000	36,747
*Nippon Yakin Kogyo Co., Ltd.	16,000	59,225
Nippon Yusen K.K.	36,000	148,004
Nipro Corp.	4,000	75,693
Nishimatsu Construction Co., Ltd.	35,000	49,626
Nishimatsuya Chain Co., Ltd.	1,900	21,397
Nishi-Nippon Bank, Ltd.	67,000	192,818
Nishi-Nippon Railroad Co., Ltd.	5,000	18,927
*Nissan Motor Co., Ltd.	37,900	329,774
Nissan Shatai Co., Ltd.	7,000	52,479
Nissei Corp.	5,400	42,260
Nisshin Oillio Group, Ltd. (The)	15,000	79,048

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nisshin Seifun Group, Inc.	3,500	$43,025
Nisshin Steel Co., Ltd.	74,000	156,481
#Nisshinbo Holdings, Inc.	17,000	180,570
Nissin Corp.	9,000	20,376
Nissin Electric Co., Ltd.	4,000	20,536
Nissin Kogyo Co., Ltd.	3,300	53,654
Nissui Pharmaceutical Co., Ltd.	3,400	24,747
Nitori Co., Ltd.	300	23,591
Nitta Corp.	3,300	51,965
Nittetsu Mining Co., Ltd.	6,000	26,713
#Nitto Boseki Co., Ltd.	33,000	73,792
Nitto Denko Corp.	3,500	136,759
Nitto Kogyo Corp.	2,100	22,122
Nitto Kohki Co., Ltd.	2,400	51,666
Nitto Seiko Co., Ltd.	7,000	26,453
*Nittoc Construction Co., Ltd.	2,000	1,445
*NKSJ Holdings, Inc.	41,200	299,126
Noevir Co., Ltd.	3,900	41,292
#NOF Corp.	28,000	109,207
Nohmi Bosai, Ltd.	4,000	25,018
NOK Corp.	16,500	280,466
Nomura Co., Ltd.	6,000	22,698
Nomura Holdings, Inc. ADR	7,820	53,880
Nomura Real Estate Holdings, Inc.	2,700	47,834
Nomura Research Institute, Ltd.	1,100	28,065
Noritake Co., Ltd.	15,000	52,367
Noritsu Koki Co., Ltd.	5,600	44,489
Noritz Corp.	1,700	25,819
NS Solutions Corp.	1,100	24,829
#NSD Co., Ltd.	1,900	23,250
#NSK, Ltd.	36,000	274,610
NTN Corp.	46,000	202,003
#NTT DoCoMo, Inc. Sponsored ADR	3,100	48,081
*Obara Corp.	500	5,798
Obayashi Corp.	24,000	107,236
Obayashi Road Corp.	6,000	13,988
Obic Co., Ltd.	190	38,108
Oenon Holdings, Inc.	11,000	24,183
Ogaki Kyoritsu Bank, Ltd. (The)	34,000	111,312
Ohara, Inc.	200	3,246
Oiles Corp.	1,080	17,752
Oita Bank, Ltd. (The)	22,000	77,270
Oji Paper Co., Ltd.	23,000	108,352
Okabe Co., Ltd.	4,000	15,263
Okamoto Industries, Inc.	5,000	20,259
Okamura Corp.	4,000	24,022
Okasan Securities Group, Inc.	25,000	113,223
*Oki Electric Industry Co., Ltd.	41,000	42,490
Okinawa Electric Power Co., Ltd.	700	39,422
#*OKUMA Corp.	18,000	127,706
Okumura Corp.	22,000	74,816
*Okura Industrial Co., Ltd.	5,000	14,082
Okuwa Co., Ltd.	1,000	11,201
Olympus Corp.	1,000	30,261
Omron Corp.	2,400	55,188
Ono Pharmaceutical Co., Ltd.	300	12,411
ONO Sokki Co., Ltd.	1,000	3,924
Onoken Co., Ltd.	4,800	43,396
#Onward Holdings Co., Ltd.	12,000	99,262
Optex Co., Ltd.	2,700	33,694
#Organo Corp.	7,000	53,636

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Osaka Steel Co., Ltd.	1,200	$18,980
#Osaka Titanium Technologies Co., Ltd.	1,600	62,773
Osaki Electric Co., Ltd.	7,000	66,640
OSG Corp.	6,400	76,141
Oyo Corp.	2,100	17,537
Pacific Golf Group International Holdings K.K.	67	47,302
Pacific Industrial Co., Ltd.	8,000	44,197
#Pacific Metals Co., Ltd.	13,000	107,522
Pack Corp. (The)	1,500	25,061
Pal Co., Ltd.	2,150	73,114
PanaHome Corp.	12,000	80,472
Panasonic Corp. Sponsored ADR	22,995	335,727
Panasonic Electric Works Co., Ltd.	10,000	123,111
Paramount Bed Co., Ltd.	2,000	37,711
Parco Co., Ltd.	9,400	83,524
Paris Miki Holdings, Inc.	1,800	17,403
Park24 Co., Ltd.	2,100	23,528
Penta-Ocean Construction Co., Ltd.	12,500	20,935
#Pigeon Corp.	1,400	52,406
Pilot Corp.	17	24,455
Piolax, Inc.	700	14,756
*Pioneer Electronic Corp.	22,000	83,206
Plenus Co., Ltd.	2,800	37,948
*Press Kogyo Co., Ltd.	7,000	22,070
Prima Meat Packers, Ltd.	35,000	39,414
Raito Kogyo Co., Ltd.	11,300	30,857
#*Rasa Industries, Ltd.	9,000	10,744
#*Renesas Electronics Corp.	3,200	43,719
Rengo Co., Ltd.	10,000	57,449
Resona Holdings, Inc.	1,200	14,656
Resorttrust, Inc.	1,500	21,901
Rhythm Watch Co., Ltd.	21,000	35,033
Ricoh Co., Ltd.	10,000	169,876
Ricoh Leasing Co., Ltd.	1,900	48,205
Right On Co., Ltd.	3,000	24,132
Riken Corp.	7,000	27,881
Riken Keiki Co., Ltd.	6,300	43,150
Riken Technos Corp.	16,000	50,168
Riken Vitamin Co., Ltd.	100	2,694
Ringer Hut Co., Ltd.	1,400	15,884
#Rinnai Corp.	700	34,331
#RISA Partners, Inc.	17	10,731
*Riso Kagaku Corp.	200	2,444
#Rock Field Co., Ltd.	1,200	17,015
Rohm Co., Ltd.	4,300	318,673
Roland Corp.	1,500	21,222
#Roland DG Corp.	3,300	54,291
Round One Corp.	5,100	41,584
Royal Holdings Co., Ltd.	1,700	16,747
*Ryobi, Ltd.	27,000	93,664
Ryoden Trading Co., Ltd.	3,000	17,400
#Ryohin Keikaku Co., Ltd.	900	40,919
Ryosan Co., Ltd.	4,100	109,320
Ryoyo Electro Corp.	1,800	18,349
S Foods, Inc.	1,000	8,451
Saibu Gas Co., Ltd.	7,000	18,823
Saizeriya Co., Ltd.	1,400	27,225
Sakai Chemical Industry Co., Ltd.	6,000	26,985
Sakata INX Corp.	12,000	54,191
#Sakata Seed Corp.	5,500	76,458
Sala Corp.	6,500	38,280

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
San-A Co., Ltd.	1,700	$69,559
San-Ai Oil Co., Ltd.	5,000	22,959
#Sanden Corp.	25,000	93,583
Sanei-International Co., Ltd.	3,700	53,961
San-in Godo Bank, Ltd. (The)	20,000	153,257
Sankei Building Co., Ltd.	7,600	54,724
#*Sanken Electric Co., Ltd.	18,000	71,131
Sanki Engineering Co., Ltd.	8,000	64,820
*Sankyo Co., Ltd.	600	27,696
Sankyo Seiko Co., Ltd.	3,000	8,689
*Sankyo-Tateyama Holdings, Inc.	16,000	23,651
Sankyu, Inc.	4,000	18,196
Sanoh Industrial Co., Ltd.	10,100	80,694
Sanshin Electronics Co., Ltd.	2,300	21,543
Santen Pharmaceutical Co., Ltd.	600	19,161
Sanwa Holdings Corp.	24,000	89,412
Sanyo Chemical Industries, Ltd.	5,000	30,502
Sanyo Denki Co., Ltd.	12,000	65,754
Sanyo Shokai, Ltd.	12,000	43,028
#*Sanyo Special Steel Co., Ltd.	17,000	74,660
Sapporo Hokuyo Holdings, Inc.	34,400	158,332
Sapporo Holdings, Ltd.	4,000	19,649
Sato Corp.	1,200	15,638
Sato Shoji Corp.	4,500	27,628
SBI Holdings, Inc.	1,158	248,370
Scroll Corp.	6,900	33,380
Secom Joshinetsu Co., Ltd.	200	4,219
Sega Sammy Holdings, Inc.	4,700	61,444
Seibu Electric Industry Co., Ltd.	2,000	7,791
Seika Corp.	18,000	41,674
Seikagaku Corp.	3,900	39,275
Seiko Epson Corp.	7,500	132,863
Seiko Holdings Corp.	5,000	11,858
*Seiko PMC Corp.	300	961
Seino Holdings Co., Ltd.	17,000	122,585
Seiren Co., Ltd.	5,200	32,061
Sekisui Chemical Co., Ltd.	14,000	95,611
Sekisui House, Ltd.	17,000	162,045
Sekisui Jushi Co., Ltd.	4,000	37,008
Sekisui Plastics Co., Ltd.	10,000	47,870
#Senko Co., Ltd.	7,000	27,694
Senshu Electric Co., Ltd.	400	4,609
Senshukai Co., Ltd.	2,300	12,954
Seven & I Holdings Co., Ltd.	4,000	102,284
Sharp Corp.	12,000	155,424
*Shibaura Mechatronics Corp.	4,000	18,078
Shibusawa Warehouse Co., Ltd.	5,000	19,374
Shibuya Kogyo Co., Ltd.	3,200	26,178
Shiga Bank, Ltd.	19,000	113,388
Shikibo, Ltd.	27,000	41,470
Shikoku Bank, Ltd.	22,000	68,007
Shikoku Chemicals Corp.	7,000	39,502
#Shima Seiki Manufacturing Co., Ltd.	2,700	70,217
Shimachu Co., Ltd.	5,300	110,208
Shimadzu Corp.	4,000	33,134
Shimano, Inc.	400	18,130
#Shimizu Bank, Ltd.	400	14,875
Shimizu Corp.	16,000	64,093
Shin Nippon Air Technologies Co., Ltd.	3,200	22,284
Shin Nippon Biomedical Laboratories, Ltd.	200	1,343
Shinagawa Refractories Co., Ltd.	14,000	43,637

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Shindengen Electric Manufacturing Co., Ltd.	19,000	$64,287
Shin-Etsu Chemical Co., Ltd.	800	46,116
Shin-Etsu Polymer Co., Ltd.	5,700	42,950
Shinkawa, Ltd.	1,400	23,393
Shin-Keisei Electric Railway Co., Ltd.	5,000	19,126
#Shinko Electric Industries Co., Ltd.	2,200	39,061
Shinko Plantech Co., Ltd.	2,700	25,011
Shinko Shoji Co., Ltd.	6,100	65,237
Shinmaywa Industries, Ltd.	10,000	43,588
#Shinsei Bank, Ltd.	77,000	99,933
Shinsho Corp.	5,000	11,259
Shinwa Kaiun Kaisha, Ltd.	11,000	33,868
Shionogi & Co., Ltd.	1,000	18,052
SHIP HEALTHCARE HOLDINGS, Inc.	70	47,739
Shiroki Corp.	11,000	28,869
Shizuoka Bank, Ltd.	7,000	58,736
Shizuoka Gas Co., Ltd.	7,000	40,303
Shochiku Co., Ltd.	2,000	17,134
*Showa Corp.	2,200	15,869
Showa Denko K.K.	99,000	225,023
Showa Sangyo Co., Ltd.	6,000	18,487
*Showa Shell Sekiyu K.K.	4,400	29,838
Sinanen Co., Ltd.	4,000	17,562
#Sinfonia Technology Co., Ltd.	16,000	35,062
Sintokogio, Ltd.	8,000	66,677
SKY Perfect JSAT Holdings, Inc.	172	69,140
SMC Corp.	200	28,666
#SMK Corp.	5,000	25,342
*Sodick Co., Ltd.	3,500	12,384
Sogo Medical Co., Ltd.	100	2,990
Sohgo Security Services Co., Ltd.	7,500	83,643
Sojitz Corp.	110,400	199,093
So-net Entertainment Corp.	4	10,455
Sony Corp. Sponsored ADR	13,740	470,183
Sotoh Co., Ltd.	1,500	13,618
Square Enix Holdings Co., Ltd.	1,400	29,568
SRA Holdings	100	957
SRI Sports, Ltd.	46	45,331
St Marc Holdings Co., Ltd.	700	26,945
Stanley Electric Co., Ltd.	3,800	77,691
Star Micronics Co., Ltd.	5,400	66,857
Starzen Co., Ltd.	7,000	18,107
Sumida Corp.	5,400	73,649
Sumikin Bussan Corp.	12,000	29,643
*Suminoe Textile Co., Ltd.	9,000	22,170
Sumisho Computer Systems Corp.	3,800	62,607
Sumitomo Bakelite Co., Ltd.	25,000	137,752
Sumitomo Chemical Co., Ltd.	37,000	174,837
Sumitomo Corp.	12,900	155,341
Sumitomo Densetsu Co., Ltd.	7,100	35,986
Sumitomo Electric Industries, Ltd.	16,000	196,895
#Sumitomo Forestry Co., Ltd.	12,400	104,557
Sumitomo Heavy Industries, Ltd.	12,000	78,888
#*Sumitomo Light Metal Industries, Ltd.	16,000	17,374
Sumitomo Metal Industries, Ltd.	6,000	16,286
Sumitomo Metal Mining Co., Ltd.	9,000	133,151
*Sumitomo Mitsui Construction Co., Ltd.	27,400	25,696
Sumitomo Mitsui Financial Group, Inc.	6,900	228,196
Sumitomo Osaka Cement Co., Ltd.	43,000	82,584
Sumitomo Pipe & Tube Co., Ltd.	3,700	24,713
#Sumitomo Precision Products Co., Ltd.	7,000	24,407

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumitomo Realty & Development Co., Ltd.	1,000	$20,519
Sumitomo Rubber Industries, Ltd.	1,900	16,983
Sumitomo Seika Chemicals Co., Ltd.	9,000	34,409
Sumitomo Trust & Banking Co., Ltd.	19,000	114,903
Sumitomo Warehouse Co., Ltd.	23,000	109,206
SUNX, Ltd.	9,300	45,358
Suruga Bank, Ltd.	6,000	58,878
Suzuken Co., Ltd.	2,000	76,484
#Suzuki Motor Corp.	3,000	63,059
*SWCC Showa Holdings Co., Ltd.	13,000	14,161
T RAD Co., Ltd.	3,000	8,917
T&D Holdings, Inc.	650	16,980
T. Hasegawa Co., Ltd.	3,100	45,540
Tachi-S Co., Ltd.	8,500	100,402
Tadano, Ltd.	13,000	70,214
Taihei Dengyo Kaisha, Ltd.	3,000	27,358
Taihei Kogyo Co., Ltd.	6,000	24,967
*Taiheiyo Cement Corp.	74,000	104,646
Taiho Kogyo Co., Ltd.	1,800	19,035
Taikisha, Ltd.	3,500	61,357
Taiko Bank, Ltd. (The)	1,000	2,184
Taisei Corp.	60,000	136,699
Taisho Pharmaceutical Co., Ltd.	1,000	18,188
Taiyo Nippon Sanso Corp.	2,000	17,967
#Taiyo Yuden Co., Ltd.	13,000	201,162
*TAIYO, Ltd.	10,000	14,408
Takamatsu Construction Group Co., Ltd.	2,600	31,477
Takara Holdings, Inc.	6,000	31,580
#Takara Printing Co., Ltd.	1,300	10,885
Takara Standard Co., Ltd.	13,000	85,185
Takasago International Corp.	5,000	25,318
#Takasago Thermal Engineering Co., Ltd.	8,000	70,957
*Takashima & Co., Ltd.	10,000	16,931
#Takashimaya Co., Ltd.	22,000	208,573
*Takata Corp.	2,900	72,719
Takeda Pharmaceutical Co., Ltd.	2,100	90,164
*Takihyo Co., Ltd.	8,000	40,811
Takiron Co., Ltd.	3,000	9,026
*Takuma Co., Ltd.	8,000	19,623
Tamron Co., Ltd.	1,500	24,993
Tamura Corp.	11,000	36,530
Tatsuta Electric Wire & Cable Co., Ltd.	15,000	36,249
TBK Co., Ltd.	2,000	6,805
TDK Corp.	2,000	128,001
TDK Corp. Sponsored ADR	4,120	263,886
Tecmo Koei Holdings Co., Ltd.	3,910	31,376
Teijin, Ltd.	30,000	95,727
Teikoku Electric Manufacturing Co., Ltd.	100	1,953
Teikoku Tsushin Kogyo Co., Ltd.	13,000	32,728
*Tekken Corp.	42,000	42,360
Tenma Corp.	2,100	25,716
#THK Co., Ltd.	7,200	158,084
TKC, Corp.	1,100	19,352
Toa Corp.	10,000	12,111
*Toa Oil Co., Ltd.	24,000	26,734
Toagosei Co., Ltd.	26,000	119,228
#Tobu Railway Co., Ltd.	3,000	15,827
Tobu Store Co., Ltd.	1,000	2,851
TOC Co., Ltd.	13,500	62,362
Tochigi Bank, Ltd.	12,000	50,265
Toda Corp.	25,000	90,523

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Toda Kogyo Corp.	12,000	$86,059
Toei Co., Ltd.	12,000	62,512
Toenec Corp.	3,000	16,518
Toho Bank, Ltd.	24,000	75,427
TOHO Co., Ltd.	1,000	3,603
Toho Gas Co., Ltd.	3,000	15,181
Toho Holdings Co., Ltd.	3,400	54,582
Toho Real Estate Co., Ltd.	5,400	34,640
Toho Zinc Co., Ltd.	23,000	108,950
Tokai Carbon Co., Ltd.	20,000	117,152
Tokai Rika Co., Ltd.	6,500	139,476
Tokai Rubber Industries, Ltd.	4,100	50,340
Tokai Tokyo Financial Holdings, Inc.	26,000	100,584
#Token Corp.	1,110	32,527
Tokio Marine Holdings, Inc.	5,000	148,853
*Toko, Inc.	28,000	52,906
Tokushu Tokai Holdings Co., Ltd.	8,000	21,386
Tokuyama Corp.	17,000	95,206
Tokyo Broadcasting System, Inc.	700	12,104
#Tokyo Dome Corp.	17,000	48,579
Tokyo Electron Device, Ltd.	1	1,570
Tokyo Electron, Ltd.	1,000	65,563
Tokyo Energy & Systems, Inc.	5,000	35,023
TOKYO KEIKI, Inc.	8,000	14,496
Tokyo Ohka Kogyo Co., Ltd.	5,300	111,014
Tokyo Rakutenchi Co., Ltd.	7,000	27,020
#Tokyo Rope Manufacturing Co., Ltd.	8,000	21,031
#*Tokyo Seimitsu Co., Ltd.	5,800	98,945
Tokyo Steel Manufacturing Co., Ltd.	8,500	113,905
Tokyo Style Co., Ltd.	11,000	91,158
*Tokyo Tatemono Co., Ltd.	27,000	124,510
Tokyo Tekko Co., Ltd.	1,000	3,014
Tokyo Theatres Co., Inc.	21,000	34,263
Tokyo Tomin Bank, Ltd.	4,600	55,823
Tokyotokeiba Co., Ltd.	10,000	14,643
Tokyu Community Corp.	2,600	65,973
#Tokyu Construction Co., Ltd.	7,700	21,881
Tokyu Corp.	3,000	12,529
Tokyu Land Corp.	27,000	115,409
Toli Corp.	9,000	18,153
Tomato Bank, Ltd.	12,000	23,900
*Tomoe Engineering Co., Ltd.	200	2,779
Tomoku Co., Ltd.	12,000	28,005
*TOMONY Holdings, Inc.	11,000	37,824
Tomy Co., Ltd.	6,400	49,525
Tonami Holdings Co., Ltd.	11,000	24,585
#Topcon Corp.	5,200	29,480
Toppan Forms Co., Ltd.	3,000	33,010
Toppan Printing Co., Ltd.	23,000	209,745
Topre Corp.	3,800	31,137
Topy Industries, Ltd.	28,000	66,441
Toray Industries, Inc.	6,000	34,482
Torigoe Co., Ltd. (The)	2,100	16,765
Torii Pharmaceutical Co., Ltd.	1,800	31,176
#Toshiba Machine Co., Ltd.	20,000	86,819
Toshiba TEC Corp.	27,000	112,067
*Tosho Printing Co., Ltd.	6,000	10,759
Tosoh Corp.	47,000	132,323
Totetsu Kogyo Co., Ltd.	3,000	17,314
TOTO, Ltd.	2,000	13,464
Tottori Bank, Ltd.	8,000	21,505

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Towa Bank, Ltd.	17,000	$13,328
Toyo Construction Co., Ltd.	2,000	1,209
Toyo Corp.	1,600	17,906
Toyo Engineering Corp.	4,000	14,614
Toyo Ink Manufacturing Co., Ltd.	31,000	131,600
Toyo Kanetsu K.K.	10,000	21,371
Toyo Kohan Co., Ltd.	4,000	22,444
Toyo Securities Co., Ltd.	6,000	11,667
Toyo Seikan Kaisha, Ltd.	7,200	123,880
Toyo Sugar Refining Co., Ltd.	8,000	10,695
Toyo Suisan Kaisha, Ltd.	1,000	24,105
#Toyo Tanso Co, Ltd.	300	16,007
Toyo Tire & Rubber Co., Ltd.	24,000	54,164
Toyo Wharf & Warehouse Co., Ltd.	18,000	30,981
Toyobo Co., Ltd.	51,000	85,233
Toyoda Gosei Co., Ltd.	4,300	119,187
Toyota Auto Body Co., Ltd.	3,600	57,863
*Toyota Motor Corp. Sponsored ADR	7,600	585,884
Toyota Tsusho Corp.	9,500	141,683
*Trans Cosmos, Inc.	3,400	31,217
Trend Micro, Inc.	500	16,962
Trusco Nakayama Corp.	1,200	19,834
#TS Tech Co., Ltd.	1,400	29,378
Tsubakimoto Chain Co.	11,000	50,469
#Tsugami Corp.	15,000	89,707
Tsukishima Kikai Co., Ltd.	2,000	14,724
*Tsukuba Bank, Ltd.	4,900	15,062
#Tsumura & Co.	700	20,451
Tsuruha Holdings, Inc.	800	28,809
Tsurumi Manufacturing Co., Ltd.	4,000	27,463
Tsutsumi Jewelry Co., Ltd.	1,300	30,402
TV Asahi Corp.	11	17,957
TV Tokyo Corp.	700	15,176
Ube Industries, Ltd.	3,000	7,583
Ube Material Industries, Ltd.	4,000	11,163
Uchida Yoko Co., Ltd.	4,000	12,839
#Ulvac, Inc.	5,300	124,765
Uni-Charm Corp.	600	58,320
Unicharm Petcare Corp.	1,400	46,631
*Uniden Corp.	4,000	13,123
Unimat Offisco Corp.	1,500	21,337
Union Tool Co.	1,100	32,886
#Unipres Corp.	2,300	33,796
#United Arrows, Ltd.	6,100	73,473
*Unitika, Ltd.	71,000	60,276
UNY Co., Ltd.	18,300	166,002
U-Shin, Ltd.	3,700	35,843
Ushio, Inc.	1,500	24,774
USS Co., Ltd.	400	27,393
Valor Co., Ltd.	5,100	41,347
VANTEC CORP.	25	32,854
VITAL KSK HOLDINGS, Inc.	5,300	31,605
Wacoal Corp.	6,000	76,567
Warabeya Nichiyo Co., Ltd.	1,900	22,696
Watabe Wedding Corp.	2,500	32,320
Wood One Co., Ltd.	6,000	19,286
Xebio Co., Ltd.	2,900	61,832
Yachiyo Bank, Ltd. (The)	2,300	49,595
Yahagi Construction Co., Ltd.	1,000	6,164
Yaizu Suisankagaku Industry Co., Ltd.	100	1,258
#Yakult Honsha Co., Ltd.	900	23,528

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
YAMABIKO Corp.	700	$8,016
Yamada Denki Co., Ltd.	200	15,639
Yamagata Bank, Ltd.	20,000	86,657
Yamaguchi Financial Group, Inc.	15,000	150,197
Yamaha Corp.	13,800	168,787
*Yamaha Motor Co., Ltd.	9,500	140,153
*Yamaichi Electronics Co., Ltd.	2,300	9,395
Yamanashi Chuo Bank, Ltd.	16,000	70,350
Yamatake Corp.	1,800	44,875
#Yamatane Corp.	11,000	17,922
Yamato Holdings Co., Ltd.	3,000	42,869
Yamato Kogyo Co., Ltd.	500	15,892
Yamazaki Baking Co., Ltd.	3,000	38,313
#Yamazen Co., Ltd.	7,800	33,765
#Yaskawa Electric Corp.	15,000	132,583
Yasuda Warehouse Co., Ltd. (The)	3,400	21,177
Yellow Hat, Ltd.	3,500	24,220
Yodogawa Steel Works, Ltd.	22,000	97,049
Yokogawa Bridge Holdings Corp.	5,000	36,385
#*Yokogawa Electric Corp.	17,500	149,571
Yokohama Reito Co., Ltd.	4,000	28,672
Yokohama Rubber Co., Ltd.	28,000	130,781
Yomeishu Seizo Co., Ltd.	2,000	19,037
Yondenko Corp.	8,000	37,705
Yonekyu Corp.	1,000	9,429
Yonex Co., Ltd.	3,600	25,532
#Yorozu Corp.	2,800	43,646
#Yoshinoya Holdings Co., Ltd.	14	14,644
*Yuasa Trading Co., Ltd.	26,000	26,930
Yuken Kogyo Co., Ltd.	7,000	16,461
Yurtec Corp.	4,000	18,424
Yushiro Chemical Industry Co., Ltd.	3,800	48,173
Zenrin Co., Ltd.	700	9,304
Zeon Corp.	30,000	181,126
ZERIA Pharmaceutical Co., Ltd.	2,000	19,855
Zuken, Inc.	5,900	47,061

TOTAL JAPAN		65,824,626

NETHERLANDS — (2.4%)
#Aalberts Industries NV	12,970	211,306
Accell Group NV	381	17,230
*Aegon NV	56,392	394,406
*Aegon NV ADR	7,400	51,948
*AFC Ajax NV	70	628
#*Akzo Nobel NV	6,274	371,011
#*AMG Advanced Metallurgical Group NV	3,308	36,610
Amsterdam Commodities NV	2,169	17,026
Arcadis NV	3,933	85,050
#ArcelorMittal NV ADR	10,232	397,309
#*ASM International NV	3,777	98,421
ASML Holding NV ADR	11,971	390,973
#*B, Inc. Bank NV	4,832	67,586
Brunel International NV	1,958	71,840
*Crucell NV ADR	7,100	149,171
#*Draka Holding NV	4,685	91,449
Exact Holding NV	2,291	57,454
#Fugro NV	6,305	410,414
*Gamma Holding NV	767	12,864
Grontmij NV	1,470	34,215
*Heijmans NV	432	7,261
#Heineken NV	3,576	166,741

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
#Imtech NV	4,514	$142,358
*ING Groep NV	15,875	140,118
#*ING Groep NV Sponsored ADR	72,426	642,419
*InnoConcepts NV	10,068	8,007
*Kardan NV	976	5,547
KAS Bank NV	982	16,467
Kendrion NV	366	4,848
Koninklijke Ahold NV	15,949	218,695
#Koninklijke Bam Groep NV	14,403	107,970
Koninklijke Boskalis Westminster NV	4,232	190,890
Koninklijke DSM NV	11,964	534,395
Koninklijke Philips Electronics NV	22,955	770,810
Koninklijke Ten Cate NV	3,361	91,713
Koninklijke Vopak NV	1,806	148,131
Macintosh Retail Group NV	1,465	32,652
Mediq NV	5,395	100,042
Nutreco Holding NV	2,901	181,506
*Ordina NV	3,916	20,822
#Philips Electronics NV ADR	17,136	571,314
#*Punch Graphix NV	5,490	32,536
*Randstad Holdings NV	8,716	441,630
Reed Elsevier NV ADR	1,500	35,295
#SBM Offshore NV	14,493	285,201
#Sligro Food Group NV	2,594	87,287
*SNS Reaal Groep NV	3,212	18,562
*Super De Boer NV	7,243	—
Telegraaf Media Groep NV	2,778	56,989
TKH Group NV	3,149	65,977
TNT NV	10,061	307,462
*TomTom NV	14,320	114,713
*Unit 4 Agresso NV	3,876	101,303
*USG People NV	7,557	133,140
Wavin NV	8,920	17,797
Wolters Kluwer NV	5,735	117,177

TOTAL NETHERLANDS		8,884,686

NEW ZEALAND — (0.3%)
*AFFCO Holdings, Ltd.	38,923	10,524
Air New Zealand, Ltd.	110,117	108,476
Auckland International Airport, Ltd.	77,459	112,617
Contact Energy, Ltd.	22,143	100,232
*Fisher & Paykel Appliances Holdings, Ltd.	133,540	62,053
#Fisher & Paykel Healthcare Corp., Ltd.	30,964	79,070
Fletcher Building, Ltd.	45,972	279,006
Hallenstein Glasson Holdings, Ltd.	634	1,628
Infratil, Ltd.	10,356	12,895
*New Zealand Oil & Gas, Ltd.	42,069	47,252
*New Zealand Refining Co., Ltd.	14,184	38,527
Nuplex Industries, Ltd.	7,630	18,625
Port of Tauranga, Ltd.	13,029	66,189
Restaurant Brands New Zealand, Ltd.	16,668	28,257
Ryman Healthcare, Ltd.	15,947	24,840
Sky City Entertainment Group, Ltd.	15,183	34,704
Sky Network Television, Ltd.	9,019	32,873
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,300	10,179
Tower, Ltd.	15,084	21,933
TrustPower, Ltd.	8,996	48,354

TOTAL NEW ZEALAND		1,138,234

NORWAY — (1.2%)
#Acergy SA	5,100	97,154

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#*Aker ASA	900	$23,511
Aker Kvaerner ASA	4,300	71,863
#*Aktiv Kapital ASA	300	2,125
#Atea ASA	7,000	57,333
#*Austevoll Seafood ASA	7,020	55,865
#*Blom ASA	1,630	2,113
Bonheur ASA	350	10,188
*BW Offshore, Ltd. ASA	4,000	6,536
*Cermaq ASA	7,200	80,099
#*Copeinca ASA	2,400	20,379
#*Det Norske Oljeselskap ASA (B15GGN4)	64,000	94,883
*Det Norske Oljeselskap ASA (B1L95G3)	4,785	25,684
#*DnB NOR ASA Series A	53,292	630,717
*Dockwise, Ltd. ASA	2,540	73,616
#*DOF ASA	2,200	16,268
*EDB Business Partner ASA	3,200	9,783
#*Eitzen Chemical ASA	14,172	5,515
#Ekornes ASA	2,840	61,520
#Farstad Shipping ASA	3,400	91,988
#Fred Olsen Energy ASA	450	16,459
Frontline, Ltd. ASA	320	11,671
Ganger Rolf ASA	966	26,001
Golar LNG, Ltd. (7139695)	1,200	15,633
Golar LNG, Ltd. (G9456A100)	3,400	44,166
*Golden Ocean Group, Ltd. ASA	20,000	39,820
*Kongsberg Automotive ASA	6,506	5,527
#Kongsberg Gruppen ASA	960	18,883
#*Marine Harvest ASA	370,000	343,319
#*Norsk Hydro ASA	52,300	401,615
#*Norske Skogindustrier ASA Series A	37,500	57,349
*Norwegian Energy Co. ASA	20,231	56,496
Odfjell ASA Series A	3,500	27,338
#Orkla ASA	24,650	206,741
*Petroleum Geo-Services ASA	27,000	371,591
*Pronova BioPharma ASA	7,500	23,962
Prosafe ASA	1,788	9,971
*Prosafe Production Public, Ltd. ASA	15,700	39,408
#*Renewable Energy Corp. ASA	5,553	18,867
#*Schibsted ASA	4,894	121,444
SeaDrill, Ltd. ASA	7,800	196,471
*Sevan Marine ASA	26,369	38,174
#Solstad Offshore ASA	2,300	48,594
*Songa Offshore SE	11,500	52,741
#SpareBanken 1 SMN	12,657	103,840
*Storebrand ASA	37,700	283,543
*TGS Nopec Geophysical Co. ASA	17,200	329,646
#Tomra Systems ASA	13,900	66,679
#Veidekke ASA	3,849	32,208
#Wilh. Wilhelmsen ASA	1,091	26,312
#Yara International ASA	1,580	54,825

TOTAL NORWAY		4,526,434

PORTUGAL — (0.4%)
#*Altri SGPS SA	8,148	48,940
#Banco BPI SA	37,043	83,257
#Banco Comercial Portugues SA	221,300	207,846
*Banco Espirito Santo SA	30,282	144,964
Banif SGPS SA	7,050	8,897
#Brisa SA	7,265	51,500
Cimpor Cimentos de Portugal SA	9,436	68,436
*Finibanco Holdings SGPS SA	5,406	9,599

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
Galp Energia SGPS SA Series B	1,599	$25,636
#*Impresa SGPS	24,471	50,175
#Jeronimo Martins SGPS SA	6,158	63,720
#*Martifer SGPS SA	5,596	17,719
#Mota-Engil SGPS SA	16,305	58,700
*Novabase SGPS SA	1,834	9,849
#Portucel-Empresa Produtora de Pasta de Papel SA	41,416	110,821
Portugal Telecom SA	5,144	52,352
#Redes Energeticas Nacionais SA	5,966	21,421
*Sag Gest - Solucoes Automovel Globais SGPS SA	5,778	8,382
#Sociedade de Investimento e Gestao SGPS SA	8,887	89,927
#*Sonae Industria SGPS SA	19,156	58,538
#Sonae SGPS SA	87,000	95,701
#*Sonaecom SGPS SA	5,604	9,836
#*Teixeira Duarte Engenharia e Construcoes SA	10,457	12,560
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	20,151	88,777

TOTAL PORTUGAL		1,397,553

SINGAPORE — (1.4%)
Allgreen Properties, Ltd.	159,000	144,939
*Asia Food & Properties, Ltd.	53,000	24,102
*ASL Marine Holdings, Ltd.	53,000	35,559
*Ausgroup, Ltd.	59,000	25,724
*Banyan Tree Holdings, Ltd.	68,000	39,406
*Breadtalk Group, Ltd.	23,000	10,504
Bukit Sembawang Estates, Ltd.	17,000	59,354
CapitaLand, Ltd.	58,500	158,022
Cerebos Pacific, Ltd.	3,000	8,189
China Aviation Oil Singapore Corp., Ltd.	54,000	63,313
*China Energy, Ltd.	211,000	30,931
#*China XLX Fertiliser, Ltd.	83,000	35,479
City Developments, Ltd.	15,000	115,238
Comfortdelgro Corp., Ltd.	14,000	15,905
Cosco Corp Singapore, Ltd.	50,000	62,513
Creative Technology Co., Ltd.	3,750	14,006
CSE Global, Ltd.	103,000	78,160
DBS Group Holdings, Ltd.	28,500	313,813
*Delong Holdings, Ltd.	15,000	5,305
#Ezra Holdings, Ltd.	65,000	97,106
*First Resources, Ltd.	21,000	16,858
Fraser & Neave, Ltd.	58,000	206,093
*Golden Agri-Resources, Ltd.	285,000	120,391
Goodpack, Ltd.	15,000	18,252
Guocoland, Ltd.	40,000	67,765
Hi-P International, Ltd.	76,000	37,103
Ho Bee Investment, Ltd.	36,000	43,310
*Hong Fok Corp., Ltd.	89,000	39,590
Hong Leong Asia, Ltd.	28,000	97,077
Hotel Grand Central, Ltd.	6,000	3,716
Hotel Properties, Ltd.	30,000	49,891
HTL International Holdings, Ltd.	15,000	8,797
Hwa Hong Corp., Ltd.	21,000	9,047
#Hyflux, Ltd.	23,000	57,737
*Indofood Agri Resources, Ltd.	30,000	51,359
Jardine Cycle & Carriage, Ltd.	8,000	175,897
#Jaya Holdings, Ltd.	45,000	24,859
Keppel Corp., Ltd.	7,000	49,668
Keppel Land, Ltd.	57,000	153,625
Keppel Telecommunications & Transportation, Ltd.	58,000	57,717
Kim Eng Holdings, Ltd.	45,000	67,057
#KS Energy Services, Ltd.	68,000	67,750

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
M1, Ltd.	11,000	$17,063
*MCL Land, Ltd.	4,000	6,510
Metro Holdings, Ltd.	31,000	18,818
#Midas Holdings, Ltd.	116,000	87,599
Neptune Orient Lines, Ltd.	91,250	143,135
NSL, Ltd.	16,000	18,251
#Olam International, Ltd.	24,000	45,285
*Orchard Parade Holdings, Ltd.	2,000	1,624
*OSIM International, Ltd.	10,000	6,092
*Otto Marine, Ltd.	36,000	12,445
#*Overseas Union Enterprise, Ltd.	7,000	87,455
Overseas-Chinese Banking Corp., Ltd.	19,941	126,643
Pan Pacific Hotels Group, Ltd.	31,000	35,140
*Parkway Holdings, Ltd.	82,000	200,716
QAF, Ltd.	22,000	11,823
Raffles Education Corp., Ltd.	149,553	39,763
*Raffles Medical Group, Ltd.	12,000	14,987
*SC Global Developments, Ltd.	51,000	63,422
SembCorp Industries, Ltd.	27,000	82,123
SembCorp Marine, Ltd.	7,000	21,420
Singapore Airlines, Ltd.	6,000	65,872
Singapore Airport Terminal Services, Ltd.	43,380	88,301
Singapore Exchange, Ltd.	4,000	23,715
Singapore Land, Ltd.	22,000	107,750
Singapore Post, Ltd.	41,000	32,441
Singapore Press Holdings, Ltd.	13,000	38,830
Singapore Telecommunications, Ltd.	13,000	28,675
*Sinomem Technology, Ltd.	26,000	11,122
SMRT Corp, Ltd.	25,000	41,507
*Sound Global, Ltd.	16,000	10,371
Stamford Land Corp., Ltd.	100,000	38,294
StarHub, Ltd.	8,000	13,579
*Super Coffeemix Manufacturing, Ltd.	22,000	13,714
*Swiber Holdings, Ltd.	50,000	41,198
#Tat Hong Holdings, Ltd.	29,000	22,801
United Engineers, Ltd.	25,000	46,599
United Industrial Corp., Ltd.	103,000	155,860
United Overseas Bank, Ltd.	4,000	58,520
UOB-Kay Hian Holdings, Ltd.	49,000	62,452
UOL Group, Ltd.	52,000	144,340
Venture Corp., Ltd.	39,000	278,998
WBL Corp., Ltd.	6,000	21,361
Wheelock Properties, Ltd.	18,000	25,324
Wilmar International, Ltd.	3,000	15,063
Wing Tai Holdings, Ltd.	44,000	57,780
*Yanlord Land Group, Ltd.	58,000	71,631
Yongnam Holdings, Ltd.	83,000	16,355

TOTAL SINGAPORE		5,333,894

SOUTH AFRICA — (0.0%)
*Platmin, Ltd.	63,773	79,104

SPAIN — (1.8%)
Abengoa SA	4,872	118,489
Abertis Infraestructuras SA	4,737	82,496
Acciona SA	2,486	246,414
Acerinox SA	11,623	231,388
Actividades de Construccion y Servicios SA	1,883	85,386
Almirall SA	6,115	66,230
Amper SA	2,775	18,441
Antena 3 de Television SA	1,755	16,246

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
*Avanzit SA	28,433	$23,210
Banco Bilbao Vizcaya Argentaria SA	7,400	97,326
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	40,108	526,618
#Banco de Sabadell SA	82,136	416,749
Banco de Valencia SA	5,644	32,906
Banco Espanol de Credito SA	4,661	47,759
Banco Guipuzcoano SA	10,255	76,506
#Banco Pastor SA	15,738	85,758
#Banco Popular Espanol SA	43,181	305,746
#Banco Santander SA	71,865	913,790
#Banco Santander SA Sponsored ADR	49,963	616,543
#*Bankinter SA	13,016	96,091
*Baron de Ley SA	967	46,654
#Bolsas y Mercados Espanoles SA	4,896	135,373
Caja de Ahorros del Mediterraneo SA	483	3,865
*Campofrio Food Group SA	1,520	13,898
Cementos Portland Valderrivas SA	673	15,450
*Cia Espanola de Petroleos SA	413	11,685
Cintra Concesiones de Infraestructuras de Transporte SA	29,985	264,091
Construcciones y Auxiliar de Ferrocarriles SA	43	23,586
Criteria Caixacorp SA	29,308	146,161
Duro Felguera SA	2,202	24,508
Ebro Puleva SA	7,979	148,585
Elecnor SA	4,468	66,316
Enagas SA	4,664	93,535
*Ercros SA	4,810	8,338
#Faes Farma SA	17,341	71,230
*Fersa Energias Renovables SA	2,325	5,093
Fomento de Construcciones y Contratas SA	651	21,303
Gamesa Corp Tecnologica SA	1,683	20,681
Gas Natural SDG SA	6,227	106,312
Gestevision Telec, Inc. SA	5,800	82,471
Grifols SA	2,915	36,904
Grupo Catalana Occidente SA	5,497	110,806
*Grupo Empresarial Ence SA	19,284	70,559
Iberdrola Renovables SA	35,844	138,961
Iberpapel Gestion SA	130	2,143
Indra Sistemas SA	1,519	30,451
*La Seda de Barcelona SA	27,495	12,463
Mapfre SA	5,709	18,686
Mecalux SA	2,319	45,372
Miquel y Costas & Miquel SA	1,261	28,405
*Natraceutical SA	16,106	10,019
*NH Hoteles SA	7,334	33,780
Obrascon Huarte Lain SA	2,613	74,317
*Papeles y Cartones de Europa SA	5,475	26,050
Pescanova SA	520	14,853
#*Promotora de Informaciones SA	10,539	43,794
Prosegur Cia de Seguridad SA	1,405	65,191
*Realia Business SA	39,131	93,790
Red Electrica Corporacion SA	1,329	62,967
Repsol YPF SA Sponsored ADR	8,150	191,118
*Sacyr Vallehermoso SA	8,360	63,785
*Service Point Solutions SA	7,936	8,006
Sol Melia SA	1,823	15,156
*Solaria Energia y Medio Ambiente SA	8,257	21,540
*SOS Corp Alimentaria SA	1,719	4,567
*Tecnicas Reunidas SA	999	60,623
*Telecomunicaciones y Energia SA	2,844	10,917
Tubacex SA	7,713	29,704
Tubos Reunidos SA	15,910	43,702

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Vidrala SA	1,971	$49,078
Viscofan SA	2,812	76,033
Zardoya Otis SA	733	11,445
*Zeltia SA	1,898	9,511

TOTAL SPAIN		6,927,923

SWEDEN — (2.2%)
Aarhuskarlshamn AB	1,741	43,828
Acando AB	18,648	36,380
AF AB	2,792	89,285
#Alfa Laval AB	2,160	32,185
#*Anoto Group AB	11,499	8,328
#Assa Abloy AB Series B	3,100	71,477
Axfood AB	1,350	38,573
#Axis Communications AB	3,162	50,797
B&B Tools AB	3,854	62,545
#BE Group AB	2,200	15,731
Beijer Alma AB	1,500	24,383
#*Bilia AB Series A	5,411	73,407
*Billerud AB	11,660	91,490
*Biovitrum AB	22,449	129,299
#Boliden AB	35,292	485,564
Bure Equity AB	7,490	28,665
Cardo AB	1,782	57,296
Clas Ohlson AB Series B	2,529	44,659
#Concordia Maritime AB Series B	10,317	30,945
#*D. Carnegie & Co. AB	5,500	—
*Duni AB	2,293	18,540
*East Capital Explorer AB	4,716	54,816
Electrolux AB Series B	8,200	210,894
Elekta AB Series B	6,166	160,126
#*Eniro AB	11,046	31,720
#G & L Beijer AB Series B	1,494	41,366
#Getinge AB	3,048	68,133
*Gunnebo AB	2,098	8,939
Hakon Invest AB	5,494	94,248
*Haldex AB	6,325	68,936
Hexagon AB	12,415	196,955
*Hexpol AB	1,064	14,117
*HIQ International AB	1,388	6,684
#Hoganas AB Series B	2,862	85,433
#Holmen AB	6,915	174,395
*Husqvarna AB Series A	1,778	13,122
#*Husqvarna AB Series B	10,020	74,350
Industrial & Financial Systems AB Series B	1,900	20,520
Intrum Justitia AB	6,733	79,509
#*JM AB	8,715	140,398
KappAhl AB	772	6,909
*LBI International AB	7,189	14,155
#Lindab International AB	7,452	83,868
*Loomis AB	5,199	59,155
#*Lundin Petroleum AB	23,683	144,022
#*Meda AB Series A	28,325	271,666
Modern Times Group AB Series B	4,074	248,075
*Munters AB	2,100	14,743
NCC AB Series B	6,132	94,576
*Net Insight AB	5,273	3,339
New Wave Group AB Series B	9,990	53,121
NIBE Industrier AB	2,591	30,050
*Nobia AB	20,065	103,591
#Nolato AB Series B	1,237	12,682

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
Vidrala SA	1,971	$49,078
Viscofan SA	2,812	76,033
Zardoya Otis SA	733	11,445
*Zeltia SA	1,898	9,511

TOTAL SPAIN		6,927,923

SWEDEN — (2.2%)
Aarhuskarlshamn AB	1,741	43,828
Acando AB	18,648	36,380
AF AB	2,792	89,285
#Alfa Laval AB	2,160	32,185
#*Anoto Group AB	11,499	8,328
#Assa Abloy AB Series B	3,100	71,477
Axfood AB	1,350	38,573
#Axis Communications AB	3,162	50,797
B&B Tools AB	3,854	62,545
#BE Group AB	2,200	15,731
Beijer Alma AB	1,500	24,383
#*Bilia AB Series A	5,411	73,407
*Billerud AB	11,660	91,490
*Biovitrum AB	22,449	129,299
#Boliden AB	35,292	485,564
Bure Equity AB	7,490	28,665
Cardo AB	1,782	57,296
Clas Ohlson AB Series B	2,529	44,659
#Concordia Maritime AB Series B	10,317	30,945
#*D. Carnegie & Co. AB	5,500	—
*Duni AB	2,293	18,540
*East Capital Explorer AB	4,716	54,816
Electrolux AB Series B	8,200	210,894
Elekta AB Series B	6,166	160,126
#*Eniro AB	11,046	31,720
#G & L Beijer AB Series B	1,494	41,366
#Getinge AB	3,048	68,133
*Gunnebo AB	2,098	8,939
Hakon Invest AB	5,494	94,248
*Haldex AB	6,325	68,936
Hexagon AB	12,415	196,955
*Hexpol AB	1,064	14,117
*HIQ International AB	1,388	6,684
#Hoganas AB Series B	2,862	85,433
#Holmen AB	6,915	174,395
*Husqvarna AB Series A	1,778	13,122
#*Husqvarna AB Series B	10,020	74,350
Industrial & Financial Systems AB Series B	1,900	20,520
Intrum Justitia AB	6,733	79,509
#*JM AB	8,715	140,398
KappAhl AB	772	6,909
*LBI International AB	7,189	14,155
#Lindab International AB	7,452	83,868
*Loomis AB	5,199	59,155
#*Lundin Petroleum AB	23,683	144,022
#*Meda AB Series A	28,325	271,666
Modern Times Group AB Series B	4,074	248,075
*Munters AB	2,100	14,743
NCC AB Series B	6,132	94,576
*Net Insight AB	5,273	3,339
New Wave Group AB Series B	9,990	53,121
NIBE Industrier AB	2,591	30,050
*Nobia AB	20,065	103,591
#Nolato AB Series B	1,237	12,682

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Nordea Bank AB	46,115	$449,909
OEM International AB Series B	1,100	6,792
#*Opcon AB	1,013	4,579
#*Orexo AB	529	3,086
Oriflame Cosmetics SA	875	49,582
*Pa Resources AB	13,504	34,666
#Peab AB Series B	16,411	99,692
#*Q-Med AB	6,069	65,154
Ratos AB	8,386	262,433
Rederi AB Transatlantic	1,659	5,861
*Rezidor Hotel Group AB	18,581	86,034
#*rnb Retail & Brands AB	34,650	47,898
#*Rottneros AB	159,296	17,323
#*Saab AB	6,770	104,773
Sandvik AB	2,566	36,778
#*SAS AB (7129577)	196,601	34,845
*SAS AB (B56THX7)	589,803	104,228
*Seco Tools AB	1,924	27,718
#Securitas AB Series B	1,170	12,321
*Skandinaviska Enskilda Banken AB Series A	5,600	38,174
Skanska AB Series B	3,800	62,964
#SKF AB Series B	2,200	43,886
SSAB AB Series A	14,191	248,486
SSAB AB Series B	7,666	119,123
#Svenska Cellulosa AB Series B	24,717	322,060
#Svenska Handelsbanken AB Series A	7,782	218,219
*Swedbank AB Series A	24,854	267,603
#Swedish Match AB	3,673	83,266
Tele2 AB Series B	11,236	189,887
Telefonaktiebolaget LM Ericsson AB	6,990	80,668
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	17,900	205,850
TeliaSonera AB	22,756	155,974
*Trelleborg AB Series B	31,377	227,012
Vitrolife AB	850	4,582
#Volvo AB Series A	9,295	112,871
Volvo AB Series B	21,658	268,698

TOTAL SWEDEN		8,220,985

SWITZERLAND — (4.8%)
ABB, Ltd. AG	6,988	134,040
ABB, Ltd. AG Sponsored ADR	8,820	168,991
Acino Holding AG	137	20,029
*Actelion, Ltd. AG	513	20,806
#Adecco SA	9,188	540,419
*Advanced Digital Broadcast Holdings SA	398	15,391
*AFG Arbonia-Forster Holding AG	839	21,448
Allreal Holding AG	1,007	116,926
Also Holding AG	321	14,265
#Aryzta AG	8,819	336,971
#*Ascom Holding AG	831	9,111
#Bachem Holdings AG	465	29,433
Baloise Holding AG	4,059	319,612
Bank Coop AG	1,185	77,005
*Bank Sarasin & Cie AG Series B	2,665	103,661
Banque Cantonale de Geneve SA	110	23,852
Banque Cantonale Vaudoise AG	394	173,267
Banque Privee Edmond de Rothschild SA	1	24,294
Barry Callebaut AG	160	100,933
*Basilea Pharmaceutica AG	236	17,244
Basler Kantonalbank AG	551	67,271
#Belimo Holdings AG	20	24,115

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*Bell Holding AG	14	$21,094
Bellevue Group AG	375	13,233
Berner Kantonalbank AG	263	58,673
BKW FMB Energie AG	137	9,128
*Bobst Group AG	1,523	60,476
Bossard Holding AG	354	24,948
Bucher Industries AG	734	89,916
Burckhardt Compression Holding AG	69	13,179
Centralschweizerische Kraftwerke AG	31	9,520
Charles Voegele Holding AG	715	33,270
Cie Financiere Tradition SA	77	8,589
*Clariant AG	25,538	352,353
Compagnie Financiere Richemont SA Series A	5,585	205,997
Conzzeta AG	35	61,498
Credit Suisse Group AG	13,655	626,734
Daetwyler Holding AG	781	49,902
#*Dufry AG	1,270	108,622
#EFG International AG	5,676	95,227
EGL AG	34	25,762
Emmi AG	135	21,025
EMS-Chemie Holding AG	653	87,322
#Energiedienst Holding AG	542	27,286
Flughafen Zuerich AG	400	131,574
Forbo Holding AG	137	56,862
#Galenica Holding AG	185	71,942
*GAM Holdings, Ltd. AG	8,307	103,185
Geberit AG	739	131,152
#George Fisher AG	339	119,877
Givaudan SA	282	245,390
Gurit Holding AG	44	24,238
Helvetia Holding AG	484	147,891
*Holcim, Ltd. AG	21,970	1,637,174
Implenia AG	386	11,103
*Interroll-Holding SA	121	39,626
#*Julius Baer Group, Ltd. AG	3,229	110,975
Kaba Holding AG	127	36,066
*Kardex AG	269	9,813
Komax Holding AG	434	34,680
#Kudelski SA	5,884	175,943
#Kuehne & Nagel International AG	1,113	116,475
Kuoni Reisen Holding AG	266	94,296
#*Liechtensteinische Landesbank AG	375	28,436
#*LifeWatch AG	922	15,137
Lindt & Spruengli AG	1	26,010
#*Logitech International SA	11,683	190,729
#Lonza Group AG	1,130	88,181
Luzerner Kantonalbank AG	260	73,104
#Metall Zug AG	20	55,665
#*Meyer Burger Technology AG	370	9,067
#*Micronas Semiconductor Holding AG	1,804	9,995
Mobimo Holding AG	337	57,332
Nestle SA	10,623	519,793
Nobel Biocare Holding AG	3,987	87,388
Novartis AG	552	28,144
#*Novartis AG ADR	11,400	579,690
#*OC Oerlikon Corp AG	833	27,485
*Orascom Development Holding AG	1,047	65,021
Orell Fuessli Holding AG	83	10,958
Panalpina Welttransport Holding AG	1,270	114,216
Partners Group Holding AG	929	124,379
Petroplus Holdings AG	8,837	157,573

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Phoenix Mecano AG	85	$42,910
*Precious Woods Holding AG	466	14,299
*PubliGroupe SA	305	31,094
*Rieters Holdings AG	401	122,254
Roche Holding AG Bearer	88	14,341
Roche Holding AG Genusschein	1,949	307,726
Romande Energie Holding SA	31	52,312
Schindler Holding AG	551	47,858
*Schmolz + Bickenbach AG	1,217	41,180
Schulthess Group AG	625	26,446
Schweiter Technologies AG	47	27,157
*Schweizerische National-Versicherungs-Gesellschaft AG	1,743	51,198
#SGS SA	32	41,566
#Siegfried Holding AG	472	39,884
Sika AG	177	314,384
Sonova Holding AG	728	90,245
St. Galler Kantonalbank AG	316	140,086
#Straumann Holding AG	149	36,612
#Sulzer AG	3,071	304,511
#Swatch Group AG (7184725)	2,763	809,459
Swatch Group AG (7184736)	4,444	242,333
Swiss Life Holding AG	3,486	423,743
*Swiss Reinsurance Co., Ltd. AG	23,898	1,036,419
Swisscom AG	228	77,375
Swisslog Holding AG	17,157	15,274
Syngenta AG ADR	6,500	328,315
Tecan Group AG	275	18,268
#*Temenos Group AG	568	15,448
*UBS AG	52,017	805,857
*UBS AG ADR	34,236	527,919
#Valiant Holding AG	791	150,415
Valora Holding AG	456	114,559
Vaudoise Assurances Holdings SA	25	5,508
Verwaltungs und Privat-Bank AG	247	28,004
#Von Roll Holding AG	5,994	38,371
Vontobel Holdings AG	3,503	100,749
Walliser Kantonalbank AG	24	14,910
#Ypsomed Holdings AG	1,113	67,905
Zuger Kantonalbank AG	17	73,397
Zurich Financial Services AG	6,455	1,431,040

TOTAL SWITZERLAND		18,000,734

UNITED KINGDOM — (15.7%)
*888 Holdings P.L.C.	6,592	7,820
A.G. Barr P.L.C.	1,612	22,936
Aberdeen Asset Management P.L.C.	87,090	182,883
Admiral Group P.L.C.	3,611	72,422
Aegis Group P.L.C.	55,503	110,268
*Afren P.L.C.	75,219	104,912
*Aga Rangemaster Group P.L.C.	9,912	16,809
Aggreko P.L.C.	14,312	266,594
*Alterian P.L.C.	4,593	11,974
Amec P.L.C.	14,181	180,215
Amlin P.L.C.	64,616	369,708
*Anglo American P.L.C.	48,414	2,056,430
Anglo Pacific Group P.L.C.	9,934	36,905
Anite P.L.C.	44,555	22,953
*Antisoma P.L.C.	80,939	8,563
Antofagasta P.L.C.	4,037	61,209
*Ark Therapeutics Group P.L.C.	14,764	2,306
ARM Holdings P.L.C.	60,227	232,297

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Arriva P.L.C.	26,778	$311,989
Ashmore Group P.L.C.	23,282	93,974
Ashtead Group P.L.C.	49,460	89,270
Associated British Foods P.L.C.	18,923	290,709
*Assura Group, Ltd. P.L.C.	23,540	15,282
AstraZeneca P.L.C. Sponsored ADR	2,300	101,729
Atkins WS P.L.C.	3,752	40,597
*Autonomy Corp. P.L.C.	5,241	143,768
Aveva Group P.L.C.	5,527	97,584
Aviva P.L.C.	128,562	679,629
*Axis-Shield P.L.C.	4,951	32,612
#Babcock International Group P.L.C.	16,450	146,697
BAE Systems P.L.C.	37,092	194,408
Balfour Beatty P.L.C.	33,251	140,740
Barclays P.L.C.	140,947	724,929
*Barratt Developments P.L.C.	137,135	259,526
BBA Aviation P.L.C.	51,107	161,710
Beazley P.L.C.	81,424	141,241
Bellway P.L.C.	18,805	215,887
*Berkeley Group Holdings P.L.C. (The)	19,342	245,569
BG Group P.L.C.	13,425	226,919
BHP Billiton P.L.C.	3,044	92,935
Bloomsbury Publishing P.L.C.	1,196	2,032
BlueBay Asset Management P.L.C.	1,659	9,466
Bodycote P.L.C.	27,311	92,571
*Bovis Homes Group P.L.C.	18,920	122,756
BP P.L.C. Sponsored ADR	18,084	943,081
Braemar Shipping Services P.L.C.	617	4,385
Brewin Dolphin Holdings P.L.C.	11,810	25,813
Brit Insurance Holdings NV	11,783	142,818
#*British Airways P.L.C.	62,588	216,999
British Polythene Industries P.L.C.	681	2,626
Britvic P.L.C.	10,265	75,234
BSS Group P.L.C.	14,364	67,548
BT Group P.L.C.	16,974	32,663
BT Group P.L.C. Sponsored ADR	1,762	33,742
*BTG P.L.C.	31,438	84,484
Bunzl P.L.C.	16,317	190,014
Burberry Group P.L.C.	34,632	354,701
*Cable & Wireless Communications P.L.C.	114,299	107,991
*Cable & Wireless Worldwide P.L.C.	114,299	151,100
*Cairn Energy P.L.C.	24,500	149,519
Capita Group P.L.C.	3,491	42,579
*Capital & Regional P.L.C.	14,940	7,966
Carillion P.L.C.	57,331	299,363
Carnival P.L.C.	9,773	423,361
Carnival P.L.C. ADR	800	34,480
Carpetright P.L.C.	1,405	18,561
*Carphone Warehouse Group P.L.C.	30,903	91,375
Catlin Group, Ltd. P.L.C.	52,696	283,440
Charter International P.L.C.	12,730	156,301
*Chaucer Holdings P.L.C.	81,109	61,580
Chemring Group P.L.C.	1,234	68,754
Chesnara P.L.C.	20,801	71,240
Chime Communications P.L.C.	1,771	5,400
Chloride Group P.L.C.	18,740	85,813
*Cineworld Group P.L.C.	12,299	37,120
Clarkson P.L.C.	893	12,928
Close Brothers Group P.L.C.	24,386	271,434
Cobham P.L.C.	26,402	107,023
Collins Stewart P.L.C.	37,094	53,100

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*COLT Telecom Group SA	47,755	$90,414
Compass Group P.L.C.	18,474	150,246
Computacenter P.L.C.	32,517	162,080
Connaught P.L.C.	17,457	80,414
Consort Medical P.L.C.	6,807	37,927
*Cookson Group P.L.C.	40,819	349,822
Costain Group P.L.C.	25,214	9,225
Cranswick P.L.C.	5,374	65,545
Croda International P.L.C.	7,616	116,792
*CSR P.L.C.	25,579	167,298
Daily Mail & General Trust P.L.C. Series A	21,649	171,227
Dairy Crest Group P.L.C.	14,175	77,550
*Dana Petroleum P.L.C.	11,663	215,065
Davis Service Group P.L.C.	19,880	130,159
De la Rue P.L.C.	10,800	150,448
*Debenhams P.L.C.	177,271	193,336
Dechra Pharmaceuticals P.L.C.	1,979	13,846
Delta P.L.C.	23,894	67,146
Development Securities P.L.C.	7,547	29,853
Devro P.L.C.	18,737	48,879
Diageo P.L.C. Sponsored ADR	927	63,166
Dignity P.L.C.	1,212	11,810
Dimension Data Holdings P.L.C.	180,921	251,044
Diploma P.L.C.	18,621	63,361
Domino Printing Sciences P.L.C.	11,527	76,940
Domino’s Pizza UK & IRL P.L.C.	1,292	6,863
Drax Group P.L.C.	2,233	12,323
DS Smith P.L.C.	45,188	92,763
*DSG International P.L.C.	512,906	258,064
Dunelm Group P.L.C.	2,288	13,522
*E2V Technologies P.L.C.	6,368	5,325
eaga P.L.C.	16,260	33,084
*easyJet P.L.C.	25,459	182,964
Electrocomponents P.L.C.	40,856	139,880
Elementis P.L.C.	22,734	22,421
#*EnQuest P.L.C.	31,910	49,121
*Enterprise Inns P.L.C.	71,891	140,301
Eurasian Natural Resources Corp. P.L.C.	11,904	227,184
Evolution Group P.L.C.	45,511	80,134
Experian P.L.C.	12,300	113,712
F&C Asset Management P.L.C.	59,422	59,744
Fenner P.L.C.	28,213	92,150
Fidessa Group P.L.C.	1,552	31,222
Filtrona P.L.C.	26,942	94,574
*Findel P.L.C.	58,198	21,283
Firstgroup P.L.C.	17,652	102,579
Forth Ports P.L.C.	4,861	99,975
*Fortune Oil P.L.C.	30,923	3,600
Fuller Smith & Turner P.L.C.	2,649	22,208
G4S P.L.C.	43,228	175,960
*Galiform P.L.C.	23,680	28,909
Galliford Try P.L.C.	8,679	49,875
Game Group P.L.C.	66,795	97,217
*Gem Diamonds, Ltd. P.L.C.	14,675	64,893
Genus P.L.C.	5,945	66,503
*GKN P.L.C.	166,610	345,656
Go-Ahead Group P.L.C.	1,347	29,100
Greene King P.L.C.	32,719	227,065
Greggs P.L.C.	3,363	24,700
Halfords Group P.L.C.	19,770	153,141
Halma P.L.C.	23,155	96,408

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Hampson Industries P.L.C.	28,076	$21,527
*Hardy Oil & Gas P.L.C.	8,461	26,530
Hardy Underwriting Group P.L.C.	7,837	31,031
Hargreaves Lansdown P.L.C.	10,452	56,304
Hays P.L.C.	32,961	56,019
Headlam Group P.L.C.	17,739	83,133
Helical Bar P.L.C.	9,996	51,195
*Helphire P.L.C.	19,432	15,366
Henderson Group P.L.C.	82,873	185,133
*Heritage Oil P.L.C.	9,169	63,448
Hikma Pharmaceuticals P.L.C.	15,446	147,640
Hill & Smith Holdings P.L.C.	8,995	49,602
Hiscox, Ltd. P.L.C.	51,949	264,476
HMV Group P.L.C.	14,267	15,674
Hochschild Mining P.L.C.	15,417	58,517
Holidaybreak P.L.C.	6,025	24,813
Home Retail Group P.L.C.	15,090	63,271
Homeserve P.L.C.	2,530	77,087
#HSBC Holdings P.L.C. Sponsored ADR	41,857	2,130,103
Hunting P.L.C.	10,946	94,264
Huntsworth P.L.C.	25,889	28,495
ICAP P.L.C.	21,497	124,026
IG Group Holdings P.L.C.	17,324	107,431
*Imagination Technologies Group P.L.C.	2,887	12,166
IMI P.L.C.	15,182	165,089
Imperial Tobacco Group P.L.C.	9,893	281,833
*Inchcape P.L.C.	622,566	325,982
Informa P.L.C.	20,517	123,833
Inmarsat P.L.C.	5,053	58,794
*Innovation Group P.L.C.	19,144	3,731
Intec Telecom Systems P.L.C.	46,707	47,326
Intercontinental Hotels Group P.L.C.	4,777	84,223
Intercontinental Hotels Group P.L.C. ADR	1,100	19,349
Intermediate Capital Group P.L.C.	61,578	265,168
International Personal Finance P.L.C.	31,376	129,359
International Power P.L.C.	155,255	785,855
Interserve P.L.C.	14,491	48,887
Intertek Group P.L.C.	1,936	43,968
Invensys P.L.C.	22,803	117,436
Investec P.L.C.	43,522	344,220
*IP Group P.L.C.	35,031	22,464
ITE Group P.L.C.	6,955	16,039
*ITV P.L.C.	293,183	300,760
James Fisher & Sons P.L.C.	5,088	32,776
Jardine Lloyd Thompson Group P.L.C.	6,289	53,283
*Jazztel P.L.C.	8,593	34,693
*JJB Sports P.L.C.	75,004	26,605
JKX Oil & Gas P.L.C.	14,786	58,903
John Menzies P.L.C.	6,307	36,423
John Wood Group P.L.C.	43,709	246,202
Johnson Matthey P.L.C.	7,738	205,793
*Johnston Press P.L.C.	268,553	135,618
*Kazakhmys P.L.C.	18,949	401,450
Kcom Group P.L.C.	53,721	38,544
Keller Group P.L.C.	9,083	100,610
Kesa Electricals P.L.C.	56,339	107,055
Kier Group P.L.C.	3,536	61,435
Kingfisher P.L.C.	232,192	884,909
*Kofax P.L.C.	5,474	20,385
Ladbrokes P.L.C.	41,541	98,703
Laird P.L.C.	31,071	62,342

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Lamprell P.L.C.	19,728	$71,114
Lancashire Holdings, Ltd. P.L.C.	24,300	172,307
Laura Ashley Holdings P.L.C.	22,105	5,056
Lavendon Group P.L.C.	14,151	19,375
Legal & General Group P.L.C.	594,171	772,624
*Lloyds Banking Group P.L.C.	637,217	637,534
Logica P.L.C.	48,915	102,339
London Stock Exchange Group P.L.C.	14,048	146,145
*Lonmin P.L.C.	15,896	459,248
*Lookers P.L.C.	18,683	17,160
Low & Bonar P.L.C.	20,699	10,103
LSL Property Services P.L.C.	1,287	5,777
*Luminar Group Holdings P.L.C.	19,024	12,753
Man Group P.L.C.	175,697	648,628
Management Consulting Group P.L.C.	25,121	9,156
Marks & Spencer Group P.L.C.	27,544	154,027
Marshalls P.L.C.	18,574	29,024
Marston's P.L.C.	81,076	125,643
McBride P.L.C.	10,711	30,571
*Mears Group P.L.C.	8,024	38,591
*Mecom Group P.L.C.	12,426	43,926
Meggitt P.L.C.	102,305	486,800
Melrose P.L.C.	68,439	248,696
Melrose Resources P.L.C.	10,384	47,430
Michael Page International P.L.C.	7,737	50,323
Micro Focus International P.L.C.	5,738	45,877
Millennium & Copthorne Hotels P.L.C.	23,450	169,009
*Misys P.L.C.	22,405	79,780
*Mitchells & Butlers P.L.C.	38,754	193,621
Mitie Group P.L.C.	46,034	164,242
Mondi P.L.C.	58,540	395,157
Moneysupermarket.com Group P.L.C.	39,384	44,822
Morgan Crucible Co. P.L.C.	18,725	60,997
Morgan Sindall P.L.C.	4,844	41,940
*Morse P.L.C.	17,825	13,862
Mothercare P.L.C.	5,952	52,199
Mouchel Group P.L.C.	18,593	55,655
N Brown Group P.L.C.	19,458	81,324
National Express Group P.L.C.	44,713	163,224
*NCC Group P.L.C.	621	3,683
Next P.L.C.	2,174	75,975
Northern Foods P.L.C.	60,631	50,692
*Northgate P.L.C	11,080	35,629
Northumbrian Water Group P.L.C.	14,178	58,622
Novae Group P.L.C.	11,227	53,072
*Old Mutual P.L.C.	499,092	880,837
Oxford Instruments P.L.C.	3,659	16,069
Pace P.L.C.	21,266	60,031
*PartyGaming P.L.C.	19,992	93,779
PayPoint P.L.C.	1,351	6,411
Pearson P.L.C.	12,174	194,553
Pearson P.L.C. Sponsored ADR	32,031	511,535
*Pendragon P.L.C.	72,039	36,761
Pennon Group P.L.C.	11,736	93,231
*Persimmon P.L.C.	45,552	331,225
Petropavlovsk P.L.C.	10,388	185,586
Phoenix IT Group, Ltd. P.L.C.	9,572	39,142
Pinewood Shepperton P.L.C.	23,611	51,088
Premier Farnell P.L.C.	15,402	55,803
*Premier Foods P.L.C.	239,106	95,621
*Premier Oil P.L.C.	5,518	106,862

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Prostrakan Group P.L.C.	11,495	$14,565
Provident Financial P.L.C.	6,445	82,334
Prudential P.L.C.	68,348	600,057
Prudential P.L.C. ADR	800	13,944
Psion P.L.C.	17,081	21,316
*Punch Taverns P.L.C.	86,719	117,558
PV Crystalox Solar P.L.C.	19,647	14,698
PZ Cussons P.L.C.	16,088	66,866
Qinetiq P.L.C.	64,989	126,582
*Quintain Estates & Development P.L.C.	13,400	11,450
R.E.A. Holdings P.L.C.	1,822	13,923
Rank Group P.L.C.	14,069	26,119
Rathbone Brothers P.L.C.	2,744	38,836
Reckitt Benckiser Group P.L.C.	1,065	55,325
*Redrow P.L.C.	45,259	103,036
Reed Elsevier P.L.C.	3,037	23,777
Reed Elsevier P.L.C. ADR	300	9,480
Regus P.L.C.	84,687	149,083
Renishaw P.L.C.	5,590	56,942
Rensburg Sheppards P.L.C.	844	10,839
*Rentokil Initial P.L.C.	58,573	113,600
*Resolution, Ltd. P.L.C.	255,656	284,712
Restaurant Group P.L.C.	6,773	25,159
Rexam P.L.C.	86,562	426,829
Ricardo P.L.C.	7,021	32,254
Rightmove P.L.C.	4,269	45,421
Rio Tinto P.L.C.	4,050	216,886
Rio Tinto P.L.C. Sponsored ADR	672	34,178
RM P.L.C.	9,841	26,617
Robert Walters P.L.C.	16,237	57,427
Robert Wiseman Dairies P.L.C.	3,173	22,653
ROK P.L.C.	2,238	1,198
*Rolls-Royce Group P.L.C. (3283648)	43,160	380,304
*Rolls-Royce Group P.L.C. (B61JG65)	3,884,400	5,943
Rotork P.L.C.	2,973	63,824
*Royal Bank of Scotland Group P.L.C.	161,522	132,174
Royal Dutch Shell P.L.C. ADR	36,727	2,228,594
Royal Dutch Shell P.L.C. Series B	6,539	197,142
RPC Group P.L.C.	6,569	24,689
RPS Group P.L.C.	19,314	66,976
RSA Insurance Group P.L.C.	351,201	650,031
SABmiller P.L.C.	11,816	370,434
Sage Group P.L.C.	58,941	220,296
Sainsbury (J.) P.L.C.	55,095	283,934
*Salamander Energy P.L.C.	14,261	54,493
Savills P.L.C.	16,656	86,857
Schroders P.L.C.	10,034	212,135
Schroders P.L.C. Non-Voting	6,442	108,869
Scott Wilson Group P.L.C.	6,813	11,054
Scottish & Southern Energy P.L.C.	7,777	128,973
*SDL P.L.C.	9,464	65,392
Senior P.L.C.	50,554	89,056
Serco Group P.L.C.	8,348	80,123
Severfield-Rowen P.L.C.	10,335	34,505
Severn Trent P.L.C.	4,142	73,243
Shanks Group P.L.C.	38,230	60,270
Shire P.L.C. ADR	1,800	118,512
*SIG P.L.C.	71,118	143,041
Smith & Nephew P.L.C.	3,115	32,295
Smith & Nephew P.L.C. Sponsored ADR	1,400	72,660
Smiths Group P.L.C.	3,718	63,927

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Smiths News P.L.C.	20,687	$38,896
*Soco International P.L.C.	3,579	89,024
*Southern Cross Healthcare, Ltd. P.L.C.	27,167	32,332
Spectris P.L.C.	18,022	246,609
Speedy Hire P.L.C.	63,745	34,256
Spice P.L.C.	22,470	14,209
Spirax-Sarco Engineering P.L.C.	3,460	81,398
Spirent Communications P.L.C.	45,576	83,532
*Sportech P.L.C.	2,757	2,086
Sports Direct International P.L.C.	28,039	48,071
SSL International P.L.C.	11,866	155,468
St. Ives Group P.L.C.	15,536	15,037
St. James’s Place P.L.C.	18,272	73,557
*St. Modwen Properties P.L.C.	17,770	46,919
Stagecoach Group P.L.C.	27,557	82,795
Standard Chartered P.L.C.	26,514	707,250
Standard Life P.L.C.	228,627	695,547
Sthree P.L.C.	3,972	22,110
#*Subsea 7, Inc. P.L.C.	5,700	111,478
Synergy Health P.L.C.	6,158	57,694
T Clarke P.L.C.	4,222	9,472
*TalkTalk Telecom Group P.L.C.	61,807	120,102
Tate & Lyle P.L.C.	45,004	313,293
*Taylor Wimpey P.L.C.	468,890	290,013
Ted Baker P.L.C.	479	3,889
*Telecity Group P.L.C.	11,774	73,306
Tesco P.L.C.	46,214	306,525
Thomas Cook Group P.L.C.	128,962	489,218
Thorntons P.L.C.	7,868	12,216
Tomkins P.L.C.	85,562	323,691
#Tomkins P.L.C. Sponsored ADR	9,900	151,173
*Travis Perkins P.L.C.	28,029	362,008
*Trinity Mirror P.L.C.	68,201	162,601
*TT electronics P.L.C.	17,106	27,559
TUI Travel P.L.C.	8,237	35,140
Tullett Prebon P.L.C.	28,272	151,190
Tullow Oil P.L.C.	5,834	101,608
*UK Coal P.L.C.	22,752	18,268
Ultra Electronics Holdings P.L.C.	3,375	79,685
Umeco P.L.C.	12,972	71,454
United Business Media P.L.C.	12,884	108,767
United Utilities Group P.L.C.	6,798	55,630
UTV Media P.L.C.	3,155	6,146
*Vectura Group P.L.C.	28,039	15,205
Vedanta Resources P.L.C.	10,185	389,336
Victrex P.L.C.	7,594	116,759
Vitec Group P.L.C. (The)	3,225	20,186
#Vodafone Group P.L.C. Sponsored ADR	74,937	1,663,601
VT Group P.L.C.	12,182	138,693
Weir Group P.L.C. (The)	33,007	495,507
Wellstream Holdings P.L.C.	4,612	42,115
WH Smith P.LC.	11,260	86,376
Whitbread P.L.C.	17,575	410,714
William Hill P.L.C.	53,872	168,329
William Morrison Supermarkets P.L.C.	102,693	454,338
Wincanton P.L.C.	8,167	29,341
*Wolfson Microelectronics P.L.C.	14,929	39,507
*Wolseley P.L.C.	25,895	646,727
WSP Group P.L.C.	9,076	48,523
Xchanging P.L.C.	28,104	89,964
*Xstrata P.L.C.	91,577	1,507,063

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Yell Group P.L.C.	351,221	$291,870

TOTAL UNITED KINGDOM		59,202,633

TOTAL COMMON STOCKS		314,373,802

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Village Roadshow, Ltd. Series A	24,120	56,697

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*Henderson Land Development Co., Ltd. Warrants	2,000	—
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	41,461	870

TOTAL HONG KONG		870

NORWAY — (0.0%)
*Renewable Energy Corp. ASA Rights 05/20/10	2,776	3,850

SPAIN — (0.0%)
*Banco de Valencia SA Rights 05/06/10	5,644	661

SWITZERLAND — (0.0%)
*Siegfried Holding AG Rights 04/26/10	472	1,360

TOTAL RIGHTS/WARRANTS		6,741

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,020,000 FHLMC 5.00%, 10/15/24, valued at $1,095,225) to be repurchased at $1,076,017	$1,076	1,076,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.2%)
§@DFA Short Term Investment Fund	55,071,396	55,071,396
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $1,959) to be repurchased at $1,934	$2	1,934
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $6,154,937) to be repurchased at $6,034,348	6,034	6,034,252

TOTAL SECURITIES LENDING COLLATERAL		61,107,582

TOTAL INVESTMENTS — (100.0%) (Cost $304,365,313)		$376,620,822

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (85.3%)
BRAZIL — (4.9%)
Acos Villares SA	1,037,000	$477,262
*Acucar Guarani SA	50,100	136,617
AES Tiete SA (2440693)	101,000	1,013,341
AES Tiete SA (2441038)	98,900	1,104,357
All America Latina Logistica SA	512,400	4,583,817
American Banknote SA	49,100	466,072
*Anhanguera Educacional Participacoes SA	29,135	445,510
B2W Cia Global Do Varejo	48,000	1,058,720
Banco ABC Brasil SA	58,800	423,177
Banco Bradesco SA	367,290	5,411,360
Banco Daycoval SA	15,700	88,785
Banco do Brasil SA	195,680	3,374,938
Banco Industrial e Comercial SA	34,500	271,713
Banco Panamericano SA	44,400	264,369
Banco Pine SA	24,600	147,890
Banco Santander Brasil SA ADR	371,143	4,316,393
Banco Sofisa SA	79,500	207,640
*Bematech SA	41,200	213,792
BM&F Bovespa SA	1,104,321	7,274,256
*Bombril SA	8,400	48,324
*BR Malls Participacoes SA	149,200	1,891,769
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	356,935	240,250
*Brasil Telecom SA ADR	23,019	184,382
BRF - Brasil Foods SA	266,506	3,483,398
#BRF - Brasil Foods SA ADR	495,800	6,618,930
*Brookfield Incorporacoes SA	68,400	307,716
Centrais Eletricas Brasileiras SA (2308445)	84,100	1,465,974
Centrais Eletricas Brasileiras SA (2311120)	93,000	1,318,826
*Centrais Eletricas Brasileiras SA ADR	32,900	578,711
*Centrais Eletricas Brasileiras SA Sponsored ADR	44,000	628,760
Cia de Gas de Sao Paulo SA	20,600	401,156
Cia de Saneamento de Minas Gerais-Copasa	73,400	1,064,105
Cia de Saneamento do Parana	58,300	93,575
Cia Energetica de Minas Gerais	31,350	380,547
Cia Energetica de Sao Paulo	158,300	2,304,036
Cia Hering SA	9,000	201,409
Companhia de Concessoes Radoviarias	92,900	2,137,782
#Companhia de Saneamento Basico do Estado de Sao Paulo ADR	47,500	1,869,125
Companhia Siderurgica Nacional SA	84,000	1,570,545
Companhia Siderurgica Nacional SA Sponsored ADR	284,168	5,299,733
*Cosan SA Industria e Comercio	122,700	1,542,353
CPFL Energia SA	34,900	716,371
*CPFL Energia SA ADR	7,700	478,863
Cremer SA	12,000	128,474
Cyrela Brazil Realty SA	292,300	3,506,087
Diagnosticos Da America SA	214,000	1,849,147
*Drogasil SA	7,260	121,957
Duratex SA	350,655	3,195,383
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	93,900	2,083,546
Empresa Brasileira de Aeronautica SA	98,400	584,767
#Empresa Brasileira de Aeronautica SA ADR	172,475	4,153,198
*Energias do Brazil SA	10,500	200,849
Equatorial Energia SA	17,800	158,928
*Estacio Participacoes SA	2,500	28,520
Eternit SA	202,318	935,790
*Even Construtora e Incorporadora SA	83,974	292,756
Ferbasa-Ferro Ligas da Bahia SA	58,000	418,754
*Fertilizantes Fosfatados SA	113,300	1,047,451

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Fibria Celulose SA	51,196	$1,009,635
#*Fibria Celulose SA Sponsored ADR	241,730	4,798,341
*Gafisa SA	168,400	1,152,861
*Gafisa SA ADR	9,600	132,672
Gerdau SA	122,800	1,524,536
#Gol Linhas Aereas Inteligentes SA ADR	60,300	788,724
Grendene SA	102,600	482,824
*Hypermarcas SA	4,500	61,640
*IdeiasNet SA	115,443	237,096
Iguatemi Empresa de Shopping Centers SA	36,200	605,399
Industrias Romi SA	57,300	387,329
*Inepar SA Industria e Construcoes	18,295	59,676
*Inpar SA	162,760	264,049
*Iochpe-Maxion SA	6,000	55,401
*JBS SA	423,500	2,017,305
JHSF Participacoes SA	57,410	94,459
*Joao Fortes Engenharia SA	10,500	60,104
Light SA	109,800	1,484,424
*LLX Logistica SA	30,200	145,071
Localiza Rent a Car SA	104,800	1,161,195
*Log-in Logistica Intermodal SA	36,700	164,049
Lojas Americanas SA	124,700	807,062
Lojas Renner SA	124,800	3,094,423
*LPS Brasil Consultoria de Imoveis SA	2,600	33,056
*Lupatech SA	30,500	418,481
*M Dias Branco SA	28,300	681,349
*Magnesita Refratarios SA	18,300	134,125
Marfrig Alimentos SA	9,400	98,637
Marisa SA	4,900	49,754
*Medial Saude SA	39,600	330,332
*Minerva SA	25,830	109,219
*MMX Mineracao e Metalicos SA (B18XCG7)	143,920	1,063,928
*MMX Mineracao e Metalicos SA (B3MLN68)	44,035	319,702
*MPX Energia SA	32,520	401,110
Natura Cosmeticos SA	79,300	1,683,400
*Obrascon Huarte Lain Brasil SA	24,200	570,665
OdontoPrev SA	26,700	876,304
*OGX Petroleo e Gas Participacoes SA	23,400	233,966
Parana Banco SA	7,300	38,805
*Paranapanema SA	127,817	419,132
*PDG Realty SA Empreendimentos e Participacoes	169,544	1,541,087
Petroleo Brasileiro SA ADR	462,510	19,624,299
*Plascar Participacoes Industriais SA	82,800	170,054
Porto Seguro SA	129,800	1,341,870
*Positivo Informatica SA	26,400	284,617
*Redecard SA	45,200	750,451
*Rodobens Negocios Imobiliarios SA	5,000	35,927
*Rossi Residencial SA	189,440	1,394,985
Sao Carlos Empreendimentos e Participacoes SA	8,800	91,987
Sao Martinho SA	65,300	587,916
*SLC Agricola SA	6,400	60,088
Souza Cruz SA	56,000	2,171,379
*Sul America SA	18,700	509,604
Tam SA	104,100	1,829,573
*Tecnisa SA	8,000	40,040
*Tegma Gestao Logistica	5,200	44,574
Tele Norte Leste Participacoes SA	41,700	740,081
Telecomunicacoes de Sao Paulo SA	40,300	690,427
Terna Participacoes SA	14,500	321,991
*Tim Participacoes SA	112,800	390,006
Totvs SA	22,950	1,577,751

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Tractebel Energia SA	131,600	$1,679,968
Triunfo Participacoes e Investimentos SA	26,300	77,164
*Universo Online SA	56,900	326,359
Usinas Siderurgicas de Minas Gerais SA	53,900	1,711,963
#*Vale SA Sponsored ADR	708,190	21,691,860
Vivo Participacoes SA	11,478	303,615
Vivo Participacoes SA ADR	61,953	1,639,896
Weg Industrias SA	204,756	2,090,849

TOTAL BRAZIL		176,582,877

CHILE — (2.1%)
AES Gener SA	478,818	211,291
Aguas Andinas SA Series A	1,935,261	887,546
Banco de Chile	13,156,532	1,368,766
#Banco de Chile Series F ADR	37,400	2,341,240
Banco de Credito e Inversiones SA Series A	70,670	2,921,036
Banco Santander Chile SA	988,793	62,877
Banco Santander Chile SA ADR	30,181	1,988,626
Banmedica SA	299,376	374,977
*Besalco SA	205,322	195,055
CAP SA	115,188	3,706,792
Cementos Bio-Bio SA	180,149	477,319
Centros Comerciales Sudamericanos SA	1,335,926	5,472,933
#Cia Cervecerias Unidas SA ADR	36,362	1,569,020
*Cintac SA	149,288	92,055
Colbun SA	8,671,094	2,222,286
Compania Cervecerias Unidas SA	68,962	591,350
Compania de Consumidores de Gas Santiago SA	24,536	139,240
Compania General de Electricidad SA	225,182	1,390,752
*Compania SudAmericana de Vapores SA	1,729,340	1,426,260
Corpbanca SA	165,234,878	1,502,859
Corpbanca SA ADR	1,500	66,225
Cristalerias de Chile SA	58,676	712,321
Embotelladora Andina SA Series B	106,931	390,470
Embotelladora Andina SA Series B ADR	19,133	418,439
*Empresa Electrica del Norte Grande SA	278,329	557,784
*Empresa Electrica Pilmaiquen SA	30,933	123,982
Empresa Nacional de Electricidad SA	351,708	546,244
Empresa Nacional de Electricidad SA Sponsored ADR	71,700	3,330,465
Empresas CMPC SA	166,698	7,131,122
Empresas Copec SA	421,405	6,731,761
*Empresas Iansa SA	4,119,129	261,935
*Empresas La Polar SA	490,850	2,851,744
Enersis SA	1,676,555	670,364
Enersis SA Sponsored ADR	226,319	4,501,485
ENTEL Chile SA	143,263	2,028,788
Farmacias Ahumada SA	92,984	295,642
Industrias Forestales SA	54,906	13,119
Inversiones Aguas Metropolitanas SA	853,737	1,110,459
Lan Airlines SA	42,299	806,937
Lan Airlines SA Sponsored ADR	113,725	2,165,324
*Madeco SA	15,335,108	880,598
*Masisa SA	6,969,833	987,690
*Multiexport Foods SA	206,000	38,505
Ripley Corp SA	1,061,439	942,910
S.A.C.I. Falabella SA	216,615	1,375,784
*Salfacorp SA	119,920	265,744
*Sigdo Koppers SA	145,035	138,342
Sociedad Quimica y Minera de Chile SA Series B	11,313	409,618
#Sociedad Quimica y Minera de Chile SA Sponsored ADR	59,200	2,131,200
*Socovesa SA	501,953	231,162

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHILE — (Continued)
*Sonda SA	608,287	$948,269
*Soquimic Comercial SA	134,454	58,269
Vina Concha Y Toro SA	409,089	894,722
Vina Concha Y Toro SA Sponsored ADR	8,678	377,927
*Vina San Pedro Tarapaca SA	16,383,152	129,278

TOTAL CHILE		73,466,908

CHINA — (11.2%)
*A8 Digital Music Holdings, Ltd.	150,000	108,940
Agile Property Holdings, Ltd.	1,739,525	2,013,192
*Air China, Ltd.	1,360,000	1,501,099
Ajisen China Holdings, Ltd.	395,000	423,665
#Alibaba.com, Ltd.	292,500	557,202
*Aluminum Corp. of China, Ltd.	30,000	29,251
#*Aluminum Corp. of China, Ltd. ADR	210,100	5,097,026
*AMVIG Holdings, Ltd.	522,000	385,314
#Angang Steel Co., Ltd.	1,021,160	1,575,134
#Anhui Conch Cement Co., Ltd.	444,000	1,420,541
#*Anhui Expressway Co., Ltd.	328,000	211,079
*Anhui Tianda Oil Pipe Co., Ltd.	330,130	163,402
Anta Sports Products, Ltd.	285,000	508,106
*Anton Oilfield Services Group	612,000	64,400
#*Asia Cement China Holdings Corp.	539,500	260,290
*Asia Energy Logistics Group, Ltd.	4,170,000	96,847
*AVIC International Holding HK, Ltd.	1,978,000	108,007
*AviChina Industry and Technology Co., Ltd.	1,164,000	498,072
Bank of China, Ltd.	27,871,000	14,347,577
Bank of Communications Co., Ltd.	3,083,000	3,511,258
*Baoye Group Co., Ltd.	297,440	217,457
#*Beijing Capital International Airport Co., Ltd.	2,030,000	1,221,192
Beijing Capital Land, Ltd.	1,140,000	344,696
*Beijing Development HK, Ltd.	381,000	89,571
Beijing Enterprises Holdings, Ltd.	514,000	3,324,619
#*Beijing Jingkelong Co., Ltd.	169,512	198,796
#*Beijing North Star Co., Ltd.	764,000	214,645
Belle International Holdings, Ltd.	1,274,000	1,743,694
Bosideng International Holdings, Ltd.	2,056,000	568,576
#*Brilliance China Automotive Holdings, Ltd.	3,386,000	1,199,737
#*BYD Co., Ltd.	409,800	3,630,880
*BYD Electronic International Co., Ltd.	893,566	636,904
*Catic Shenzhen Holdings, Ltd.	156,000	76,222
*Central China Real Estate, Ltd.	532,000	132,013
#*Centron Telecom International Holdings, Ltd.	362,000	125,168
Chaoda Modern Agriculture (Holdings), Ltd.	3,113,821	3,548,228
*China Aerospace International Holdings, Ltd.	2,350,600	321,249
*China Agri-Industries Holdings, Ltd.	1,684,000	2,202,024
#*China Aoyuan Property Group, Ltd.	1,246,000	203,658
#China Automation Group, Ltd.	360,000	289,645
#*China BlueChemical, Ltd.	1,817,122	1,137,367
*China Chengtong Development Group, Ltd.	1,290,000	94,995
China Citic Bank Corp., Ltd.	4,213,000	2,753,560
China Coal Energy Co.	2,659,000	4,005,780
China Communications Construction Co., Ltd.	3,572,535	3,363,901
*China Communications Services Corp., Ltd.	2,300,618	1,155,099
China Construction Bank Corp.	20,169,000	16,404,205
#China COSCO Holdings Co., Ltd.	1,367,000	1,734,043
China Dongxiang Group Co.	1,547,000	1,048,068
#*China Eastern Airlines Corp., Ltd.	1,162,000	653,578
*China Energine International Holdings, Ltd.	1,036,000	130,591
#China Everbright International, Ltd.	1,490,000	735,520
*China Everbright, Ltd.	917,400	2,264,601

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#China Foods, Ltd.	1,056,000	$777,107
#China Gas Holdings, Ltd.	1,770,000	1,001,752
*China Grand Forestry Green Resources Group, Ltd.	7,826,000	306,393
#China Green (Holdings), Ltd.	543,000	632,926
*China Haidian Holdings, Ltd.	1,268,000	133,775
#China High Speed Transmission Equipment Group Co., Ltd.	548,000	1,297,321
#*China Huiyuan Juice Group, Ltd.	534,000	406,378
#China Life Insurance Co., Ltd. ADR	159,456	10,777,631
*China Mengniu Dairy Co., Ltd.	702,000	2,105,882
China Merchants Bank Co., Ltd.	874,563	2,150,589
China Merchants Holdings (International) Co., Ltd.	1,048,575	3,642,551
*China Mining Resources Group, Ltd.	4,880,000	158,216
China Mobile, Ltd. Sponsored ADR	502,001	24,547,849
#*China Molybdenum Co., Ltd.	1,301,000	1,015,350
#China National Building Material Co., Ltd.	1,254,000	2,061,586
*China National Materials Co., Ltd.	1,188,000	770,535
*China Nickel Resources Holding Co., Ltd.	610,000	104,694
*China Oil & Gas Group, Ltd.	3,240,000	470,125
China Oilfield Services, Ltd.	1,224,000	1,713,042
China Overseas Land & Investment, Ltd.	2,375,904	4,631,410
*China Petroleum and Chemical Corp. (Sinopec)	48,000	38,486
#China Petroleum and Chemical Corp. (Sinopec) ADR	88,100	7,070,906
#*China Pharmaceutical Group, Ltd.	1,110,000	810,042
*China Power International Development, Ltd.	1,752,000	399,168
*China Power New Energy Development Co., Ltd.	2,960,000	343,501
*China Properties Group, Ltd.	525,000	157,159
*China Railway Construction Corp., Ltd.	1,359,687	1,691,071
*China Railway Group, Ltd.	1,525,000	1,051,204
#*China Rare Earth Holdings, Ltd.	1,636,000	399,711
China Resources Enterprise, Ltd.	1,222,000	4,311,253
China Resources Gas Group, Ltd.	294,000	438,521
#China Resources Land, Ltd.	1,825,228	3,339,865
*China Resources Microelectronics, Ltd.	3,960,000	198,653
China Resources Power Holdings Co., Ltd.	1,144,000	2,327,947
*China Seven Star Shopping, Ltd.	2,170,000	53,425
China Shenhua Energy Co., Ltd.	1,010,500	4,336,177
China Shineway Pharmaceutical Group, Ltd.	133,000	406,864
#*China Shipping Container Lines Co., Ltd.	4,050,300	1,681,006
China Shipping Development Co., Ltd.	1,222,000	1,824,220
*China Southern Airlines Co., Ltd. ADR	33,900	861,738
*China Starch Holdings, Ltd.	620,000	130,933
#*China State Construction International Holdings, Ltd.	1,569,600	541,172
#*China Taiping Insurance Holdings Co., Ltd.	464,000	1,535,689
#China Telecom Corp., Ltd. ADR	128,021	5,876,164
China Travel International Investment Hong Kong, Ltd.	3,089,892	762,834
*China Unicom Hong Kong, Ltd.	42,000	52,261
China Unicom Hong Kong, Ltd. ADR	506,582	6,296,814
*China Water Affairs Group, Ltd.	858,000	342,579
China Wireless Technologies, Ltd.	800,000	402,946
#China Yurun Food Group, Ltd.	559,000	1,705,788
*China Zenith Chemical Group, Ltd.	1,290,000	40,540
*Chinese People Holdings Co., Ltd.	1,058,000	47,744
#*Chongqing Iron & Steel Co., Ltd.	514,000	149,004
*Chongqing Machinery & Electric Co., Ltd.	907,962	239,257
*CIMC Enric Holdings, Ltd.	196,000	112,863
*Citic 21CN Co., Ltd.	1,604,000	344,462
CITIC Pacific, Ltd.	1,174,000	2,556,420
*CITIC Resources Holdings, Ltd.	2,994,000	701,980
*Clear Media, Ltd.	113,000	74,952
#CNOOC, Ltd. ADR	116,476	20,490,458
*Coastal Greenland, Ltd.	826,000	47,886

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#Comba Telecom Systems Holdings, Ltd.	745,360	$1,057,984
*COSCO International Holdings, Ltd.	926,000	528,190
*COSCO Pacific, Ltd.	1,446,000	1,949,720
Coslight Technology International Group, Ltd.	134,000	184,141
#Country Garden Holdings Co.	3,074,000	941,574
*Dachan Food Asia, Ltd.	397,000	86,508
*Dalian Port PDA Co., Ltd.	866,000	397,515
Daphne International Holdings, Ltd.	382,000	394,607
#Datang International Power Generation Co., Ltd.	2,240,000	936,476
Denway Motors, Ltd.	6,180,000	3,637,565
*Digital China Holdings, Ltd.	386,000	567,222
Dongfang Electric Co., Ltd.	89,000	575,953
#Dongfeng Motor Corp.	3,186,000	4,524,911
*Dongyue Group	681,000	157,387
*Dynasty Fine Wines Group, Ltd.	548,000	215,402
*Embry Holdings, Ltd.	104,000	61,346
#*Enerchina Holdings, Ltd.	2,513,850	49,459
*First Tractor Co., Ltd.	456,000	313,648
*Fosun International	1,634,103	1,269,268
*Franshion Properties China, Ltd.	3,342,000	953,291
*FU JI Food & Catering Services	195,000	—
#*Fufeng Group, Ltd.	610,000	482,793
*Fushan International Energy Group, Ltd.	3,088,000	2,169,223
*GCL Poly Energy Holdings, Ltd.	2,941,320	656,137
#Geely Automobile Holdings, Ltd.	3,805,000	1,617,389
*Genesis Energy Holdings, Ltd.	1,325,000	97,380
#*Global Bio-Chem Technology Group Co., Ltd.	1,384,000	317,140
*Goldbond Group Holdings, Ltd.	180,000	12,389
#Golden Eagle Retail Group, Ltd.	569,000	1,096,064
#*Golden Meditech Holdings, Ltd.	1,352,000	318,020
*Goldlion Holdings, Ltd.	321,490	113,095
#*GOME Electrical Appliances Holdings, Ltd.	5,412,660	1,744,458
#*Great Wall Motor Co., Ltd.	481,000	877,630
*Great Wall Technology Co., Ltd.	296,000	160,013
*Greentown China Holdings, Ltd.	606,000	647,305
Guangdong Investment, Ltd.	2,498,000	1,292,278
*Guangshen Railway Co., Ltd. Sponsored ADR	34,469	668,009
#*Guangzhou Investment Co., Ltd.	4,510,000	1,080,102
*Guangzhou Pharmaceutical Co., Ltd.	310,000	358,023
#Guangzhou R&F Properties Co., Ltd.	1,236,400	1,615,156
Guangzhou Shipyard International Co., Ltd.	168,000	299,528
#*GZI Transportation, Ltd.	1,135,415	633,222
#*Haier Electronics Group Co., Ltd.	1,054,000	703,706
*Hainan Meilan International Airport Co., Ltd.	147,000	182,636
*Haitian International Holdings, Ltd.	511,000	432,680
Harbin Power Equipment Co., Ltd.	716,000	560,235
#*Heng Tai Consumables Group, Ltd.	1,690,000	165,372
Hengan International Group Co., Ltd.	298,000	2,285,825
#Hengdeli Holdings, Ltd.	1,092,000	452,560
#*Hi Sun Technology (China), Ltd.	1,077,000	738,634
#*Hidili Industry International Development, Ltd.	797,000	869,679
*HKC (Holdings), Ltd.	2,725,210	196,310
*Hong Kong Energy Holdings, Ltd.	28,354	2,763
#*Honghua Group, Ltd.	1,229,000	214,306
Hopewell Highway Infrastructure, Ltd.	528,500	339,083
Hopson Development Holdings, Ltd.	842,000	1,089,169
Hua Han Bio-Pharmaceutical Holdings, Ltd.	597,690	241,664
Huabao International Holdings, Ltd.	731,986	846,004
#*Huadian Power International Corp.	1,290,000	308,608
#Huaneng Power International, Inc. ADR	107,717	2,477,491
#*Hunan Non-Ferrous Metal Corp., Ltd.	1,482,000	620,586

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Industrial & Commercial Bank of China, Ltd.	22,679,000	$16,529,532
#*Inspur International, Ltd.	2,440,000	250,548
*Interchina Holdings Co.	3,362,500	357,602
#Intime Department Store Group Co., Ltd.	686,000	656,133
Jiangsu Express Co., Ltd.	1,096,000	1,020,667
#Jiangxi Copper Co., Ltd.	936,000	1,963,235
*Jingwei Textile Machinery	130,000	41,349
#*Ju Teng International Holdings, Ltd.	842,234	776,340
*Kai Yuan Holdings, Ltd.	7,600,000	309,858
*Kasen International Holdings, Ltd.	258,000	80,125
*Kingboard Chemical Holdings, Ltd.	746,000	4,018,342
#*Kingboard Laminates Holdings, Ltd.	919,500	978,053
Kingdee International Software Group Co., Ltd.	1,182,000	455,959
#*Kingsoft Corp., Ltd.	371,000	287,720
*Kingway Brewery Holdings, Ltd.	775,361	166,091
Kunlun Energy Co., Ltd.	3,260,000	4,312,459
*KWG Property Holding, Ltd.	1,005,500	585,328
Lai Fung Holdings, Ltd.	2,695,000	96,411
Lee & Man Paper Manufacturing, Ltd.	1,414,400	1,235,402
#Lenovo Group, Ltd.	4,546,000	3,351,374
#Li Ning Co., Ltd.	385,165	1,480,705
Lianhua Supermarket Holdings Co., Ltd.	178,000	633,096
*Lingbao Gold Co., Ltd.	282,000	105,804
*Little Sheep Group, Ltd.	258,000	138,442
*Lonking Holdings, Ltd.	1,140,000	847,583
#*Maanshan Iron & Steel Co., Ltd.	2,208,000	1,158,261
#Maoye International Holdings	797,000	285,180
*Media China Corp, Ltd.	9,900,000	75,581
MIN XIN Holdings, Ltd.	68,000	29,752
#*Mingyuan Medicare Development Co., Ltd.	1,150,000	141,871
#*Minmetals Resources, Ltd.	1,328,000	521,344
*Minth Group, Ltd.	525,000	737,460
*Nan Hai Corp, Ltd.	31,700,000	286,766
*Nanjing Panda Electronics Co., Ltd.	322,000	91,789
*Neo-China Land Group (Holdings), Ltd.	461,000	137,751
*NetDragon Websoft, Inc.	281,456	153,247
New World China Land, Ltd.	1,503,800	488,211
New World Department Store China, Ltd.	529,538	448,301
Nine Dragons Paper Holdings, Ltd.	1,073,000	1,810,033
*Northeast Electric Development Co., Ltd.	284,000	61,147
#*Oriental Ginza Holdings, Ltd.	254,000	53,725
*Pacific Online	229,000	90,648
*Parkson Retail Group, Ltd.	669,500	1,091,770
PetroChina Co., Ltd. ADR	129,733	14,936,160
#*PICC Property & Casualty Co., Ltd.	2,446,000	2,322,219
#Ping An Insurance (Group) Co. of China, Ltd.	698,000	5,953,455
#*Poly Hong Kong Investment, Ltd.	1,836,068	1,808,188
#Ports Design, Ltd.	282,500	692,476
*Prosperity International Holdings HK, Ltd.	1,820,000	115,825
Qin Jia Yuan Media Services Co., Ltd.	412,000	77,697
*Qingling Motors Co., Ltd.	874,000	214,568
*Qunxing Paper Holdings Co., Ltd.	370,000	156,054
*Regent Manner International, Ltd.	328,000	162,857
*REXLot Holdings, Ltd.	6,975,000	836,668
*Richly Field China Development, Ltd.	1,920,000	80,987
Road King Infrastructure, Ltd.	169,000	137,184
*Samson Holding, Ltd.	772,000	137,864
#*Semiconductor Manufacturing International Corp.	14,584,000	1,566,871
*Semiconductor Manufacturing International Corp. ADR	20,876	111,060
#*Shandong Chenming Paper Holdings, Ltd.	405,500	353,340
Shandong Molong Petroleum Machinery Co., Ltd.	126,064	152,246

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Shanghai Electric Group Co., Ltd.	1,818,000	$867,106
#*Shanghai Forte Land Co., Ltd.	742,000	202,292
Shanghai Industrial Holdings, Ltd.	612,000	2,651,891
*Shanghai Jin Jiang International Hotels Group Co., Ltd.	1,294,000	401,813
*Shanghai Prime Machinery Co., Ltd.	892,000	170,586
*Shanghai Zendai Property, Ltd.	3,380,000	163,994
Shenji Group Kunming Machine Tool Co., Ltd.	46,000	40,462
Shenzhen Expressway Co., Ltd.	482,000	242,358
Shenzhen International Holdings, Ltd.	8,272,500	620,822
*Shenzhen Investment, Ltd.	1,914,000	581,924
Shenzhou International Group	311,000	407,600
Shimao Property Holdings, Ltd.	1,774,000	2,697,054
*Shougang Concord International Enterprises Co., Ltd.	4,046,000	736,210
*Shui On Land, Ltd.	2,853,762	1,297,482
Sichuan Expressway Co., Ltd.	426,000	243,750
#*Sichuan Xinhua Winshare Chainstore Co., Ltd.	443,000	269,258
*Silver Grant International Industries, Ltd.	2,318,000	811,680
*SIM Technology Group, Ltd.	712,000	192,447
#Sino Biopharmaceutical, Ltd.	1,159,999	510,263
*Sino Union Energy Investment Group, Ltd.	2,330,000	236,549
*SinoCom Software Group, Ltd.	482,000	78,711
*Sinofert Holdings, Ltd.	2,664,673	1,437,364
*Sinolink Worldwide Holdings, Ltd.	2,172,000	342,121
*SinoMedia Holding, Ltd.	231,258	74,975
Sino-Ocean Land Holdings, Ltd.	3,951,907	3,039,751
*Sinopec Kantons Holdings, Ltd.	592,000	403,036
#*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	23,988	915,142
#*Sinopec Yizheng Chemical Fibre Co., Ltd.	2,070,000	494,139
*Sinotrans Shipping, Ltd.	1,376,500	622,082
Sinotrans, Ltd.	1,769,000	420,908
*Sinotruk Hong Kong, Ltd.	1,043,000	1,009,861
#Skyworth Digital Holdings, Ltd.	1,263,157	1,138,273
*Soho China, Ltd.	2,579,319	1,472,338
#*Solargiga Energy Holdings, Ltd.	624,000	134,641
*SPG Land Holdings, Ltd.	320,000	178,229
*SRE Group, Ltd.	2,288,000	243,335
*Sunny Optical Technology Group Co., Ltd.	293,000	66,440
Tak Sing Alliance Holdings, Ltd.	236,000	33,920
*TCC International Holdings, Ltd.	634,554	245,878
*TCL Communication Technology Holdings, Ltd.	287,100	144,519
*TCL Multimedia Technology Holdings, Ltd.	555,200	442,010
#Tencent Holdings, Ltd.	201,100	4,153,684
#*Tian An China Investments Co., Ltd.	754,000	497,241
*Tiangong International Co., Ltd.	189,000	79,392
Tianjin Capital Environmental Protection Group Co., Ltd.	772,000	258,707
#Tianjin Development Holdings, Ltd.	544,000	341,710
*Tianjin Port Development Holdings, Ltd.	2,933,200	824,897
#*Tianneng Power International, Ltd.	428,000	275,562
Tingyi (Cayman Islands) Holding Corp.	476,000	1,182,503
*Tomson Group, Ltd.	588,000	243,294
Towngas China Co., Ltd.	847,000	365,073
*Travelsky Technology, Ltd.	688,549	563,666
#*Truly International Holdings, Ltd.	456,000	841,053
Tsingtao Brewery Co., Ltd.	192,000	950,894
*Uni-President China Holdings, Ltd.	1,087,000	609,257
*United Energy Group, Ltd.	3,611,550	234,271
*United Gene High-Tech Group, Ltd.	1,340,000	50,490
#*Vinda International Holdings, Ltd.	320,000	270,603
*VODone, Ltd.	848,000	303,066
*Want Want China Holdings, Ltd.	597,000	446,680
#*Wasion Group Holdings, Ltd.	498,000	327,257

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
Weichai Power Co., Ltd.	195,200	$1,602,399
*Weiqiao Textile Co., Ltd.	573,000	423,284
*Welling Holding, Ltd.	1,314,000	63,167
*Wuyi International Pharmaceutical Co., Ltd.	450,000	62,215
#*Xiamen International Port Co., Ltd.	1,136,000	212,839
Xinao Gas Holdings, Ltd.	686,000	2,074,634
#*Xingda International Holdings, Ltd.	810,000	545,906
#*Xinjiang Xinxin Mining Industry Co., Ltd.	767,000	440,323
#*Xiwang Sugar Holdings Co., Ltd.	498,005	148,597
#*XTEP International Holdings, Ltd.	281,500	214,005
#*Yanzhou Coal Mining Co., Ltd. Sponsored ADR	165,500	4,609,175
Yip’s Chemical Holdings, Ltd.	238,000	240,608
#*Yorkey Optical International Cayman, Ltd.	270,226	57,233
#*Zhaojin Mining Industry Co., Ltd.	253,333	487,132
Zhejiang Expressway Co., Ltd.	2,008,000	1,875,618
*Zhejiang Glass Co., Ltd.	192,000	60,534
#*Zhong An Real Estate, Ltd.	510,000	154,642
*Zhuzhou CSR Times Electric Co., Ltd.	262,000	553,154
Zijin Mining Group Co., Ltd.	1,352,000	1,050,219
#ZTE Corp.	313,950	1,126,648

TOTAL CHINA		402,595,851

CZECH REPUBLIC — (0.5%)
*Central European Media Enterprises, Ltd.	28,000	961,413
CEZ A.S.	117,917	5,654,184
Komercni Banka A.S.	24,293	4,985,926
*New World Resources NV	70,000	977,882
*Pegas Nonwovens SA	13,000	300,406
Phillip Morris CR A.S.	839	392,866
Telefonica 02 Czech Republic A.S.	161,788	3,586,032
*Unipetrol A.S.	161,779	1,702,386

TOTAL CZECH REPUBLIC		18,561,095

HUNGARY — (1.0%)
*Danubius Hotel & Spa NYRT	6,194	109,729
*Egis Gyogyszergyar NYRT	9,429	988,650
#EMASZ RT	1,045	118,525
*FHB Mortgage Bank NYRT	15,280	111,370
#*Fotex Holding SE Co., Ltd.	71,030	145,097
Magyar Telekom Telecommunications P.L.C.	351,016	1,248,976
#Magyar Telekom Telecommunications P.L.C. Sponsored ADR	39,279	696,809
*MOL Hungarian Oil & Gas NYRT	83,994	8,505,177
#*OTP Bank NYRT	488,536	17,172,758
#*PannErgy P.L.C.	42,550	181,574
#*RABA Automotive Holding NYRT	15,268	71,448
Richter Gedeon NYRT	21,799	4,624,378
Zwack Unicum NYRT	611	55,749

TOTAL HUNGARY		34,030,240

INDIA — (11.4%)
*3i Infotech, Ltd.	53,831	89,420
*3M India, Ltd.	2,635	135,843
Aban Offshore, Ltd.	14,304	381,391
*ABG Shipyard, Ltd.	13,707	80,396
ACC, Ltd.	87,539	1,778,609
Adani Enterprises, Ltd.	183,765	2,303,993
*Adhunik Metaliks, Ltd.	42,090	116,193
*Aditya Birla Nuvo, Ltd.	67,681	1,241,916
*Advanta India, Ltd.	4,510	57,221
*Agro Tech Foods, Ltd.	8,888	52,527

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
AIA Engineering, Ltd.	40,144	$350,724
*Ajmera Realty & Infra India, Ltd.	9,444	37,235
*Akzo Nobel India, Ltd.	22,181	291,909
*Alembic, Ltd.	89,566	99,716
*Allahabad Bank, Ltd.	243,520	895,837
*Allcargo Global Logistics, Ltd.	4,204	17,815
*Alok Industries, Ltd.	301,150	139,895
Alstom Projects India, Ltd.	36,976	503,815
*Amara Raja Batteries, Ltd.	36,352	138,136
Ambuja Cements, Ltd.	1,080,574	2,934,984
Amtek Auto, Ltd.	218,223	903,021
*Anant Raj Industries, Ltd.	144,505	408,542
*Andhra Bank	245,445	726,769
*Ansal Properties & Infrastructure, Ltd.	64,986	117,684
*Apollo Hospitals Enterprise, Ltd.	88,872	1,551,136
*Apollo Tyres, Ltd.	253,901	397,170
*Aptech, Ltd.	48,077	183,033
*Arvind Mills, Ltd.	202,209	164,354
*Asahi India Glass, Ltd.	65,517	98,867
Asea Brown Boveri India, Ltd.	54,769	971,749
*Ashok Leyland, Ltd.	1,260,038	1,693,738
Asian Hotels, Ltd.	5,106	47,994
Asian Paints, Ltd.	32,555	1,521,639
Aurobindo Pharma, Ltd.	76,912	1,630,782
Automotive Axles, Ltd.	5,791	53,867
Aventis Pharma, Ltd.	10,597	445,563
Axis Bank, Ltd.	273,371	7,737,998
*Bajaj Auto Finance, Ltd.	18,427	174,871
Bajaj Auto, Ltd.	37,829	1,783,495
*Bajaj Electricals, Ltd.	20,898	107,482
Bajaj Finserv, Ltd.	38,086	292,612
Bajaj Hindusthan, Ltd.	145,932	407,375
Bajaj Holdings & Investment, Ltd.	71,114	996,990
Balaji Telefilms, Ltd.	32,965	42,761
Ballarpur Industries, Ltd.	635,218	461,246
*Balmer Lawrie & Co., Ltd.	8,790	129,377
Balrampur Chini Mills, Ltd.	405,795	760,156
*Bank of Baroda	129,710	1,992,881
*Bank of Maharashtra, Ltd.	245,477	304,087
*Bank of Rajasthan, Ltd.	93,423	159,045
Bannari Amman Sugars, Ltd.	3,050	59,845
BASF India, Ltd.	1,525	14,075
Bata India, Ltd.	37,095	228,560
*BEML, Ltd.	27,238	637,581
*Bengal & Assam Co., Ltd.	1,023	4,666
Berger Paints India, Ltd.	172,370	233,880
*BGR Energy Systems, Ltd.	23,235	313,879
Bharat Electronics, Ltd.	22,034	908,238
*Bharat Forge, Ltd.	181,388	1,110,705
Bharat Heavy Electricals, Ltd.	80,174	4,471,610
Bharat Petroleum Corp, Ltd.	90,274	1,051,966
*Bharati Shipyard, Ltd.	14,379	89,675
Bharti Airtel, Ltd.	737,048	4,919,233
*Bhushan Steel, Ltd.	32,812	1,309,056
*Binani Cement, Ltd.	94,186	175,448
*Biocon, Ltd.	109,996	741,519
Birla Corp., Ltd.	47,059	414,361
Blue Dart Express, Ltd.	6,396	130,008
Blue Star, Ltd.	30,792	281,542
*Bombay Dyeing & Manufacturing Co., Ltd.	18,913	244,673
*Bombay Rayon Fashions, Ltd.	63,249	320,832

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Bosch, Ltd.	10,134	$1,109,095
*Brigade Enterprises, Ltd.	11,665	36,953
Britannia Industries, Ltd.	10,778	397,952
Cadila Healthcare, Ltd.	97,123	1,221,070
*Cairn India, Ltd.	278,227	1,955,323
*Canara Bank	145,996	1,400,562
Carborundum Universal, Ltd.	53,283	230,484
CCL Products (India), Ltd.	2,259	10,443
*Central Bank Of India	217,002	779,626
Centum Electronics, Ltd.	2,779	7,219
*Century Textiles & Industries, Ltd.	60,065	700,767
CESC, Ltd.	101,207	919,350
*Chambal Fertilizers & Chemicals, Ltd.	300,485	439,904
*Chemplast Sanmar, Ltd.	224,492	49,634
*Chennai Petroleum Corp., Ltd.	63,829	398,262
*Chillwinds Hotels, Ltd.	5,106	38,730
Cipla, Ltd.	304,054	2,337,296
*City Union Bank, Ltd.	280,925	212,117
*Clariant Chemicals (India), Ltd.	7,779	113,867
CMC, Ltd.	6,389	195,742
Colgate-Palmolive (India), Ltd.	38,162	637,756
*Container Corp. Of India	29,044	842,368
Coromandel International, Ltd.	94,897	776,669
*Corp. Bank	53,217	638,603
*Cranes Software International, Ltd.	64,637	22,791
Crisil, Ltd.	2,975	367,474
Crompton Greaves, Ltd.	195,991	1,161,544
Cummins India, Ltd.	85,912	1,097,447
Dabur India, Ltd.	128,674	521,497
Dalmia Cement (Bharat), Ltd.	22,766	134,547
DCM Shriram Consolidated, Ltd.	101,063	132,788
Deccan Chronicle Holdings, Ltd.	98,708	331,849
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	145,056
*Dena Bank	50,938	100,709
*Development Credit Bank, Ltd.	86,989	86,618
*Dewan Housing Finance Corp, Ltd.	49,815	260,243
*Dhanalakshmi Bank, Ltd.	27,905	95,037
*Dish TV (India), Ltd.	212,882	170,506
*Dishman Pharmaceuticals & Chemicals, Ltd.	44,049	216,609
Divi’s Laboratories, Ltd.	54,150	818,036
*DLF, Ltd.	175,169	1,216,839
Dr. Reddy’s Laboratories, Ltd.	118,007	3,334,434
#Dr. Reddy’s Laboratories, Ltd. ADR	60,800	1,707,872
*Dredging Corp Of India, Ltd.	2,921	38,637
E.I.D. - Parry (India), Ltd.	57,072	475,762
Edelweiss Capital, Ltd.	18,990	174,633
Eicher Motors, Ltd.	13,232	237,514
EIH, Ltd.	221,463	634,125
*Elder Pharmaceuticals, Ltd.	8,586	70,310
*Electrosteel Casings, Ltd.	124,739	139,055
Elgi Equipments, Ltd.	23,578	54,117
Emami, Ltd.	4,550	66,371
*Era Infra Engineering, Ltd.	97,954	502,919
Esab India, Ltd.	9,613	131,603
Escorts, Ltd.	48,967	195,989
*Ess Dee Aluminium, Ltd.	10,273	113,210
*Essar Oil, Ltd.	294,414	915,838
*Essar Shipping Ports & Logistics, Ltd.	181,303	372,183
*Essel Propack, Ltd.	64,950	70,561
*Eveready Industries (India), Ltd.	30,440	43,998
*Everest Kanto Cylinder, Ltd.	54,560	146,304

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Exide Industries, Ltd.	338,304	$923,630
FAG Bearings (India), Ltd.	11,829	150,900
*FDC, Ltd.	127,472	257,166
*Federal Bank, Ltd.	280,724	1,834,781
Financial Technologies (India), Ltd.	44,211	1,535,401
*Finolex Cables, Ltd.	94,015	121,683
*Finolex Industries, Ltd.	71,512	128,299
*Firstsource Solutions, Ltd.	101,985	70,014
*Fortis Healthcare, Ltd.	133,669	510,508
*Fresenius Kabi Oncology, Ltd.	12,591	39,045
GAIL India, Ltd.	297,670	2,866,928
*Gammon India, Ltd.	113,601	561,790
*Gammon Infrastructure Projects, Ltd.	431,684	277,067
*Gateway Distriparks, Ltd.	17,568	48,504
Geodesic, Ltd.	101,821	258,237
*Geojit BNP Paribas Financial Services, Ltd.	58,543	47,748
GHCL, Ltd.	44,954	51,545
Gillette India, Ltd.	8,542	301,818
*Gitanjali Gems, Ltd.	87,137	223,507
GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	772,772
GlaxoSmithKline Pharmaceuticals, Ltd.	18,776	800,100
Glenmark Pharmaceuticals, Ltd.	147,405	888,045
*GMR Infrastructure, Ltd.	1,033,464	1,531,576
*Godawari Power & Ispat, Ltd.	10,851	69,493
*Godfrey Phillips India, Ltd.	3,952	169,636
Godrej Consumer Products, Ltd.	96,756	633,030
Godrej Industries, Ltd.	184,276	681,765
*Goetze (India), Ltd.	8,529	25,123
*Gokul Refoils & Solvent, Ltd.	27,077	47,037
*Graphite India, Ltd.	91,488	211,797
Grasim Industries, Ltd.	28,007	1,713,151
*Great Eastern Shipping Co., Ltd.	139,363	1,029,385
*Great Offshore, Ltd.	30,665	321,011
Greaves Cotton, Ltd.	26,183	207,050
*Grindwell Norton, Ltd.	10,897	48,170
*Gruh Finance, Ltd.	7,091	41,051
*GTL Infrastructure, Ltd.	351,403	323,997
*GTL, Ltd.	91,093	829,374
*Gujarat Alkalies & Chemicals, Ltd.	38,986	102,197
Gujarat Ambuja Exports, Ltd.	93,019	49,396
Gujarat Fluorochemicals, Ltd.	52,434	195,492
Gujarat Gas Co., Ltd.	57,380	370,346
Gujarat Industries Power Co., Ltd.	43,436	115,156
*Gujarat Mineral Development Corp, Ltd.	135,343	413,386
*Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	232,474
*Gujarat State Fertilizers & Chemicals, Ltd.	44,440	257,696
Gujarat State Petronet, Ltd.	225,654	480,041
*GVK Power & Infrastructure, Ltd.	1,026,598	1,035,774
*H.E.G., Ltd.	23,274	192,839
*HBL Power Systems, Ltd.	125,202	106,833
HCL Infosystems, Ltd.	185,224	552,903
HCL Technologies, Ltd.	339,023	2,987,175
HDFC Bank, Ltd.	165,930	7,356,165
*HeidelbergCement India, Ltd.	87,234	105,769
Hero Honda Motors, Ltd. Series B	87,726	3,746,568
*Hexaware Technologies, Ltd.	126,799	203,493
*Hikal, Ltd.	4,307	38,912
*Himachal Futuristic Communications, Ltd.	689,021	183,755
*Hindalco Industries, Ltd.	1,324,806	5,231,228
*Hinduja Global Solutions, Ltd.	10,967	112,879
*Hinduja Ventures, Ltd.	10,967	80,073

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Hindustan Construction Co., Ltd.	285,295	$837,177
*Hindustan Oil Exploration Co., Ltd.	36,601	193,357
*Hindustan Petroleum Corp, Ltd.	109,250	776,719
Hindustan Unilever, Ltd.	297,109	1,597,186
Honeywell Automation India, Ltd.	3,399	202,743
*Hotel Leelaventure, Ltd.	217,449	238,901
*Housing Development & Infrastructure, Ltd.	215,678	1,293,743
HSIL, Ltd.	5,928	11,593
*HT Media, Ltd.	65,734	205,417
ICICI Bank, Ltd. Sponsored ADR	396,338	16,852,292
*ICSA (India), Ltd.	43,239	133,562
*IDBI Bank, Ltd.	434,897	1,221,734
*Idea Cellular, Ltd.	1,079,875	1,479,648
*IFCI, Ltd.	582,869	687,134
*India Cements, Ltd.	392,914	1,097,554
India Infoline, Ltd.	252,031	609,343
*Indiabulls Financial Services, Ltd.	318,991	1,094,144
*Indiabulls Real Estate, Ltd.	531,981	2,009,132
*Indiabulls Securities, Ltd.	105,042	76,658
Indian Bank	165,968	836,810
*Indian Hotels Co., Ltd.	718,238	1,729,022
*Indian Oil Corp., Ltd.	405,429	2,680,808
*Indian Overseas Bank	165,254	355,018
*Indo Rama Synthetics (India), Ltd.	52,177	45,924
Indoco Remedies, Ltd.	2,538	24,763
*Indraprastha Gas, Ltd.	15,372	80,393
*IndusInd Bank, Ltd.	300,114	1,293,718
*INEIS ABS India, Ltd.	16,430	124,537
*Info Edge India, Ltd.	5,465	116,924
*Infomedia 18, Ltd.	26,105	18,930
Infosys Technologies, Ltd.	225,217	13,736,383
Infosys Technologies, Ltd. Sponsored ADR	11,946	715,326
*Infotech Enterprises, Ltd.	23,706	206,341
Infrastructure Development Finance Co., Ltd.	1,312,085	5,003,200
*ING Vysya Bank, Ltd.	45,724	326,846
*Ingersoll-Rand India, Ltd.	4,300	34,378
Ipca Laboratories, Ltd.	75,690	446,522
IRB Infrastructure Developers, Ltd.	176,253	1,137,406
*ISMT, Ltd.	8,500	10,394
*Ispat Industries, Ltd.	263,406	118,035
ITC, Ltd.	753,948	4,492,515
*IVRCL Assets & Holdings, Ltd.	26,608	109,046
*IVRCL Infrastructures & Projects, Ltd.	514,324	2,078,389
*J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	99,275
*Jagran Prakashan, Ltd.	63,524	169,499
*Jai Balaji Industries, Ltd.	8,077	42,783
Jain Irrigation Systems, Ltd.	74,137	1,815,409
Jaiprakash Associates, Ltd.	1,550,770	5,086,143
*Jaiprakash Power Ventures, Ltd.	318,329	523,005
*Jammu & Kashmir Bank, Ltd.	32,894	556,652
*JBF Industries, Ltd.	35,709	127,096
*Jet Airways (India), Ltd.	38,723	464,073
*Jindal Drilling & Industries, Ltd.	6,037	67,819
*Jindal Poly Films, Ltd.	15,442	134,759
*Jindal Saw, Ltd.	232,350	1,130,169
*Jindal South West Holdings, Ltd.	4,329	183,552
Jindal Steel & Power, Ltd.	381,288	6,346,317
*JK Cement, Ltd.	10,546	43,553
*JK Lakshmi Cement, Ltd.	15,600	25,257
*JSL, Ltd.	85,928	222,557
JSW Steel, Ltd.	163,358	4,469,754

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Jubilant Organosys, Ltd.	84,709	$638,566
*Jyothy Laboratories, Ltd.	19,964	76,385
Jyoti Structures, Ltd.	54,390	202,790
*K.S.B. Pumps, Ltd.	6,634	66,348
*Kalpataru Power Transmission, Ltd.	14,879	361,530
*Kalyani Steels, Ltd.	5,438	34,588
*Karnataka Bank, Ltd.	166,671	510,042
*Karur Vysya Bank, Ltd.	30,439	331,178
*Karuturi Global, Ltd.	187,626	71,455
KEC International, Ltd.	15,934	200,187
Kesoram Industries, Ltd.	41,828	332,390
*Kingfisher Airlines, Ltd.	125,620	138,923
Kirloskar Industries, Ltd.	111,764	441,412
*Kotak Mahindra Bank, Ltd.	193,639	3,170,836
Koutons Retail India, Ltd.	12,449	92,457
KPIT Cummins Infosystems, Ltd.	39,860	107,687
*KS Oils, Ltd.	397,063	591,310
*KSK Energy Ventures, Ltd.	85,494	369,092
Lakshmi Energy & Foods, Ltd.	10,833	32,650
*Lakshmi Machine Works, Ltd.	4,604	208,755
*Lakshmi Vilas Bank, Ltd.	20,003	36,813
*Lanco Infratech, Ltd.	985,780	1,408,682
*Landmark Property Development Co., Ltd.	60,497	6,220
Larsen & Toubro, Ltd.	125,806	4,524,471
*LIC Housing Finance, Ltd.	106,329	2,278,685
Lupin, Ltd.	32,010	1,228,225
*Madhucon Projects, Ltd.	13,013	47,737
Madras Cements, Ltd.	151,890	395,528
Mahanagar Telephone Nigam, Ltd.	169,312	269,836
#*Mahanagar Telephone Nigam, Ltd. ADR	32,600	104,320
*Maharashtra Scooters, Ltd.	2,000	16,395
*Maharashtra Seamless, Ltd.	60,538	536,915
*Mahindra & Mahindra Financial Services, Ltd.	50,631	508,800
Mahindra & Mahindra, Ltd.	584,302	6,884,063
*Mahindra Lifespace Developers, Ltd.	24,566	258,206
Mangalore Refinery & Petrochemicals, Ltd.	811,929	1,382,441
Marico, Ltd.	189,680	452,151
Maruti Suzuki India, Ltd.	79,301	2,268,419
Mastek, Ltd.	25,667	171,876
*MAX India, Ltd.	218,858	874,077
*Maytas Infra, Ltd.	31,860	145,340
*McLeod Russel India, Ltd.	68,089	346,915
*Mercator Lines, Ltd.	237,729	313,962
Merck, Ltd.	6,714	95,382
*MindTree, Ltd.	7,284	93,198
*Monnet Ispat, Ltd.	32,813	316,383
Monsanto India, Ltd.	4,435	169,663
*Moser Baer (India), Ltd.	178,934	295,752
Motherson Sumi Systems, Ltd.	138,832	435,544
Mphasis, Ltd.	88,985	1,354,804
MRF, Ltd.	2,157	342,191
*Mukta Arts, Ltd.	2,950	4,024
Mundra Port & Special Economic Zone, Ltd.	87,302	1,446,688
*Nagarjuna Construction Co., Ltd.	363,577	1,557,012
*Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	162,677
Nahar Poly Films, Ltd.	15,371	8,904
*Nahar Spinning Mills, Ltd.	12,450	23,716
National Aluminium Co., Ltd.	242,782	2,224,974
*Nava Bharat Ventures, Ltd.	16,120	151,520
Navneet Publications (India), Ltd.	126,875	151,016
*NIIT Technologies, Ltd.	35,350	147,662

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*NIIT, Ltd.	131,535	$203,537
Nirma, Ltd.	70,348	324,737
*NOCIL, Ltd.	79,587	40,967
*Noida Toll Bridge Co., Ltd.	79,668	59,182
NTPC, Ltd.	439,656	2,038,084
Nucleus Software Exports, Ltd.	5,423	18,422
*OCL India, Ltd.	23,518	68,551
*Oil & Natural Gas Corp, Ltd.	129,877	3,068,229
*OMAXE, Ltd.	89,903	190,431
*OnMobile Global, Ltd.	27,252	234,158
Opto Circuits India, Ltd.	128,992	644,949
*Oracle Financial Services Software, Ltd.	49,350	2,398,278
*Orbit Corp., Ltd.	34,854	236,085
*Orchid Chemicals & Pharmaceuticals, Ltd.	53,200	186,710
*Orient Paper & Industries, Ltd.	70,870	99,969
*Oriental Bank of Commerce	83,354	661,320
*Panacea Biotec, Ltd.	39,979	195,938
Pantaloon Retail India, Ltd.	8,100	75,022
Pantaloon Retail India, Ltd. Class B	810	5,350
*Parsvnath Developers, Ltd.	63,509	176,351
Patel Engineering, Ltd.	31,362	319,870
*Patni Computer Systems, Ltd.	122,244	1,461,159
*Patni Computer Systems, Ltd. ADR	16,659	395,485
*Peninsula Land, Ltd.	114,988	190,832
*Petronet LNG, Ltd.	682,746	1,258,197
Pidilite Industries, Ltd.	191,560	505,644
Piramal Healthcare, Ltd.	116,772	1,393,329
*Piramal Life Sciences, Ltd.	8,631	22,826
*Plethico Pharmaceuticals, Ltd.	6,993	60,090
Polaris Software Lab, Ltd.	59,814	245,489
Power Finance Corp, Ltd.	516,144	3,103,233
*Power Grid Corp of India, Ltd.	248,524	609,584
Praj Industries, Ltd.	86,072	185,626
*Prakash Industries, Ltd.	43,255	218,005
Prism Cement, Ltd.	160,404	212,311
Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	165,139
*PSL, Ltd.	23,485	80,076
*PTC India, Ltd.	353,271	901,782
*Punj Lloyd, Ltd.	279,849	1,027,810
*PVP Ventures, Ltd.	8,856	3,455
Radico Khaitan, Ltd.	41,971	121,467
*Rain Commodities, Ltd.	25,235	100,014
*Rajesh Exports, Ltd.	123,341	340,387
Rallis India, Ltd.	8,513	276,808
*Ranbaxy Laboratories, Ltd.	153,955	1,528,079
*Raymond, Ltd.	60,130	318,576
Redington India, Ltd.	17,811	151,169
REI Agro, Ltd.	146,770	155,676
*Rei Six Ten Retail, Ltd.	55,035	98,839
Reliance Capital, Ltd.	170,632	2,807,038
Reliance Communications, Ltd.	858,243	3,127,275
Reliance Energy, Ltd.	132,250	3,349,050
Reliance Industrial Infrastructure, Ltd.	5,844	107,861
Reliance Industries, Ltd.	1,381,092	31,903,508
*Reliance Media World, Ltd.	23,621	33,014
*Reliance MediaWorks, Ltd.	23,621	110,313
*Reliance Natural Resources, Ltd.	569,449	889,418
*Reliance Power, Ltd.	772,070	2,795,484
Rolta India, Ltd.	183,426	771,117
*Ruchi Soya Industries, Ltd.	178,388	483,447
*Rural Electrification Corp, Ltd.	8,534	48,397

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*S.Kumars Nationwide, Ltd.	192,600	$311,482
*Satyam Computer Services, Ltd.	538,448	1,126,284
*SEAMEC, Ltd.	15,622	69,672
Sesa Goa, Ltd.	590,180	5,635,826
*Shipping Corp. of India, Ltd.	44,517	164,118
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	19,863	187,762
*Shopper’s Stop, Ltd.	6,639	59,186
*Shree Ashtavinyak Cine Vision, Ltd.	642,203	179,764
Shree Cement, Ltd.	14,509	701,609
*Shree Renuka Sugars, Ltd.	401,000	553,779
*Shriram EPC, Ltd.	13,876	82,735
Shriram Transport Finance Co., Ltd.	110,106	1,395,227
Siemens India, Ltd.	66,885	1,060,558
*Simplex Infrastructures, Ltd.	714	7,630
*SKF India, Ltd.	26,925	278,040
*Sobha Developers, Ltd.	46,017	321,734
Sonata Software, Ltd.	58,800	78,757
*South Indian Bank, Ltd.	153,751	597,846
*SREI Infrastructure Finance, Ltd.	142,460	254,043
SRF, Ltd.	33,988	163,731
State Bank of India, Ltd.	45,482	2,339,754
Steel Authority of India, Ltd.	364,978	1,783,235
*Sterling Biotech, Ltd.	166,520	425,096
*Sterlite Industries (India), Ltd. ADR	144,700	2,624,858
Sterlite Industries (India), Ltd. Series A	133,272	2,449,864
*Sterlite Technologies, Ltd.	152,135	347,516
*Strides Arcolab, Ltd.	16,893	125,715
*Sun Pharma Advanced Research Co., Ltd.	123,600	255,062
Sun Pharmaceuticals Industries, Ltd.	57,867	2,044,607
Sun TV Network, Ltd.	75,061	705,708
Sundaram-Clayton, Ltd.	3,760	14,832
Sundram Fastners, Ltd.	105,224	123,967
Supreme Industries, Ltd.	10,987	122,555
*Suzlon Energy, Ltd.	697,879	1,068,809
Swaraj Engines, Ltd.	1,260	9,337
*Syndicate Bank	274,612	571,046
Taj GVK Hotels and Resorts, Ltd.	32,994	123,305
*Tanla Solutions, Ltd.	100,638	99,832
*Tata Chemicals, Ltd.	141,685	1,122,473
#*Tata Communications, Ltd. ADR	33,821	405,852
Tata Consultancy Services, Ltd.	261,370	4,484,135
Tata Elxsi, Ltd.	12,000	85,228
Tata Investment Corp., Ltd.	12,815	145,779
*Tata Motors, Ltd.	337,869	6,545,940
Tata Power Co., Ltd.	65,450	1,977,660
Tata Steel, Ltd.	235,311	3,246,317
*Tata Tea, Ltd.	69,735	1,651,051
*Tata Teleservices Maharashtra, Ltd.	1,004,165	521,800
*Tech Mahindra, Ltd.	72,118	1,248,352
*Teledata Marine Solutions	39,608	30,581
Texmaco, Ltd.	79,270	233,670
Thermax India, Ltd.	48,870	785,212
Thomas Cook (India), Ltd.	102,590	157,888
Titan Industries, Ltd.	16,825	802,265
Torrent Pharmaceuticals, Ltd.	44,919	540,922
Torrent Power, Ltd.	137,166	933,194
Transport Corp of India, Ltd.	28,783	80,866
*Trent, Ltd.	9,713	177,613
Triveni Engineering & Industries, Ltd.	168,022	421,168
*Tube Investments of India, Ltd.	98,973	211,305
Tulip Telecom, Ltd.	13,913	261,069

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
TVS Motor Co., Ltd.	101,084	$217,292
*UCO Bank	299,000	460,520
*Ultratech Cement, Ltd.	40,989	893,691
*Unichem Laboratories, Ltd.	18,017	164,855
*Union Bank of India	169,531	1,183,577
*Unitech, Ltd.	1,242,565	2,332,438
*United Breweries, Ltd.	14,485	65,239
*United Phosphorus, Ltd.	446,585	1,705,209
United Spirits, Ltd.	59,944	1,684,956
*Unity Infraprojects, Ltd.	3,250	8,312
*Usha Martin, Ltd.	157,932	336,660
*Vardhman Hotels, Ltd.	5,106	38,730
*Vardhman Textiles, Ltd.	26,377	156,047
*Varun Shipping Co., Ltd.	91,874	104,261
Videocon Industries, Ltd.	142,310	740,042
*Videsh Sanchar Nigam, Ltd.	46,062	278,360
*Vijaya Bank	154,061	184,520
*Voltamp Transformers, Ltd.	5,393	109,846
Voltas, Ltd.	157,257	632,197
*WABCO-TVS (India), Ltd.	6,924	123,925
*Walchandnagar Industries	7,536	38,839
*Welspun Global Brands, Ltd.	3,685	1,744
*Welspun India, Ltd.	36,850	72,154
*Welspun Investments, Ltd.	1,842	872
*Welspun-Gujarat Stahl Rohren, Ltd.	178,079	1,079,749
Wipro, Ltd.	211,586	3,193,604
*Wire & Wireless India, Ltd. (B1LTL32)	203,992	74,503
*Wire & Wireless India, Ltd. (B59FBM9)	98,860	14,241
*Wockhardt, Ltd.	70,880	212,329
Wyeth, Ltd.	13,354	238,625
*Yes Bank, Ltd.	180,501	1,148,887
*Zandu Realty, Ltd.	325	25,543
*Zee Entertainment Enterprises, Ltd.	471,701	3,201,842
*Zee News, Ltd.	82,009	29,023
Zensar Technologies, Ltd.	11,384	80,810
*Zuari Industries, Ltd.	19,017	282,245
Zydus Wellness, Ltd.	17,266	153,027

TOTAL INDIA		409,906,901

INDONESIA — (3.0%)
*PT Adaro Energy Tbk	7,829,500	1,876,732
*PT AKR Corporindo Tbk	2,356,300	266,318
PT Aneka Tambang Tbk	6,729,500	1,791,965
*PT Asahimas Flat Glass Tbk	126,500	44,026
PT Astra Agro Lestari Tbk	322,000	781,881
PT Astra International Tbk	2,085,000	10,774,369
*PT Bakrie & Brothers Tbk	68,792,250	523,704
*PT Bakrie Sumatera Plantations Tbk	14,351,000	778,682
*PT Bakrie Telecom Tbk	29,001,000	438,940
*PT Bakrieland Development Tbk	40,544,500	1,035,455
*PT Bank Bukopin Tbk	1,670,500	111,704
PT Bank Central Asia Tbk	8,604,000	5,150,342
PT Bank Danamon Indonesia Tbk	4,601,318	2,918,822
PT Bank Mandiri Persero Tbk	9,385,000	5,943,707
PT Bank Negara Indonesia Persero Tbk	8,417,000	2,395,616
*PT Bank Pan Indonesia Tbk	16,279,500	2,272,422
PT Bank Rakyat Indonesia Tbk	5,431,500	5,316,087
*PT Bank Tabungan Pensiunan Nasional Tbk	164,500	146,483
*PT Barito Pacific Tbk	5,071,500	697,762
*PT Bayan Resources Tbk	615,000	410,487
*PT Berlian Laju Tanker Tbk	6,697,333	489,267

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Bhakti Investama Tbk	8,600,850	$764,204
*PT Bisi International Tbk	2,927,500	580,959
*PT Budi Acid Jaya Tbk	2,800,500	74,387
PT Bumi Resources Tbk	30,519,500	7,832,528
*PT Bumi Serpong Damai Tbk	7,940,500	734,151
*PT Central Proteinaprima Tbk	22,741,500	124,019
*PT Charoen Pokphand Indonesia Tbk	2,254,832	742,645
*PT Ciputra Development Tbk	6,158,962	598,272
*PT Ciputra Surya Tbk	2,291,000	174,937
*PT Citra Marga Nusaphala Persada Tbk	2,369,000	225,121
*PT Darma Henwa Tbk	20,104,500	229,220
*PT Davomas Adabi Tbk	4,583,000	47,284
*PT Delta Dunia Makmur Tbk	4,235,000	488,024
*PT Elnusa Tbk	3,487,000	197,796
*PT Energi Mega Persada Tbk	31,447,500	504,500
*PT Gajah Tunggal Tbk	1,693,000	192,906
PT Global Mediacom Tbk	11,800,000	524,691
*PT Gozco Plantations Tbk	4,107,000	191,019
PT Gudang Garam Tbk	1,128,000	3,422,538
*PT Hanson International Tbk	13,121,500	72,784
*PT Hexindo Adiperkasa Tbk	366,000	191,502
*PT Holcim Indonesia Tbk	5,661,000	1,453,926
*PT Indah Kiat Pulp and Paper Corp. Tbk	5,571,000	1,416,482
PT Indo Tambangraya Megah Tbk	434,500	1,859,930
PT Indocement Tunggal Prakarsa Tbk	1,414,000	2,450,150
PT Indofood Sukses Makmur Tbk	10,975,500	4,682,646
PT Indosat Tbk	228,500	148,222
#PT Indosat Tbk ADR	22,900	749,975
PT International Nickel Indonesia Tbk	4,261,000	2,313,364
*PT Intiland Development Tbk	4,285,000	519,224
*PT Japfa Comfeed Indonesia Tbk	90,500	15,889
PT Jasa Marga Tbk	5,132,000	1,169,916
*PT Jaya Real Property Tbk	352,500	34,058
PT Kalbe Farma Tbk	8,149,000	1,857,311
*PT Kawasan Industry Jababeka Tbk	17,129,000	238,356
*PT Lippo Karawaci Tbk	21,692,750	1,392,728
*PT Matahari Putra Prima Tbk	3,583,400	420,682
*PT Mayorah Indah Tbk	680,500	370,961
*PT Medco Energi International Tbk	3,586,500	1,154,577
*PT Mitra Adiperkasa Tbk	1,232,500	93,817
*PT Mitra Rajasa Tbk	4,303,000	153,783
*PT Pakuwon Jati Tbk	3,486,000	233,902
*PT Panin Financial Tbk	19,561,000	469,889
*PT Panin Insurance Tbk	3,559,000	147,549
PT Perusahaan Gas Negara Tbk	7,351,500	3,301,648
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	858,000	907,829
*PT Polaris Investama Tbk	521,000	36,339
*PT Ramayana Lestari Sentosa Tbk	6,168,000	575,734
*PT Sampoerna Agro Tbk	1,156,000	341,946
*PT Samudera Indonesia Tbk	117,000	46,346
PT Selamat Sempurna Tbk	1,043,000	153,893
PT Semen Gresik Persero Tbk	1,526,500	1,374,552
*PT Sentul City Tbk	6,978,500	124,185
*PT Sorini Agro Asia Corporindo Tbk	622,000	112,256
*PT Sumalindo Lestari Jaya Tbk	1,153,000	20,208
*PT Summarecon Agung Tbk	8,638,532	922,271
*PT Suryainti Permata Tbk	3,098,000	30,588
PT Tambang Batubara Bukit Asam Tbk	574,500	1,169,353
PT Telekomunikasi Indonesia Tbk	1,289,000	1,112,789
PT Telekomunikasi Indonesia Tbk Sponsored ADR	135,996	4,721,781
*PT Timah Tbk	4,810,000	1,415,789

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Trada Maritime Tbk	3,272,500	$172,211
PT Trias Sentosa Tbk	2,750,000	74,880
*PT Trimegah Sec Tbk	5,343,500	82,992
*PT Truba Alam Manunggal Engineering Tbk	12,000,500	167,116
PT Tunas Ridean Tbk	1,140,000	352,272
PT Unilever Indonesia Tbk	1,041,500	1,588,107
PT United Tractors Tbk	1,521,666	3,251,988
*PT Wijaya Karya Tbk	3,417,500	160,045

TOTAL INDONESIA		107,642,713

ISRAEL — (1.7%)
Africa Israel Industries, Ltd.	2,457	109,592
*Africa-Israel Investments, Ltd.	9,815	100,774
*Alvarion, Ltd.	131,797	498,288
*AudioCodes, Ltd.	94,465	384,872
*Azorim Investment Development & Construction Co., Ltd.	24,339	119,699
*Bank Hapoalim B.M.	1,210,603	4,874,079
*Bank Leumi Le-Israel B.M.	841,677	3,594,277
Bezeq Israeli Telecommunication Corp., Ltd.	642,730	1,569,741
Blue Square-Israel, Ltd.	32,009	411,008
Cellcom Israel, Ltd.	27,944	855,891
Clal Industries & Investments, Ltd.	159,726	1,113,189
*Clal Insurance Enterprise Holdings, Ltd.	45,248	1,077,266
*Dan Vehicle & Transportation	13,150	92,309
*Danya Cebus, Ltd.	14,928	57,101
Delek Automotive Systems, Ltd.	38,635	476,125
*Delta-Galil Industries, Ltd.	1	6
*Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	68,690
Discount Investment Corp.	10,509	241,641
*Elbit Medical Imaging, Ltd.	8,168	171,504
Elbit Systems, Ltd.	16,926	1,037,819
*Electra (Israel), Ltd.	2,017	216,802
*Electra Real Estate, Ltd.	1,167	9,123
*Elron Electronic Industries, Ltd.	31,503	223,045
*First International Bank of Israel, Ltd. (6123804)	117,291	418,902
*First International Bank of Israel, Ltd. (6123815)	26,823	486,128
FMS Enterprises Migun, Ltd.	5,052	202,138
*Formula Systems, Ltd.	8,685	109,750
*Formula Vision Technologies, Ltd.	—	—
*Frutarom Industries, Ltd.	77,279	687,143
*Hadera Paper, Ltd.	6,439	521,260
*Hamlet (Israel-Canada), Ltd.	8,272	53,157
*Harel Insurance Investments & Finances, Ltd.	16,084	872,821
*Hot Telecommunications Systems	68,102	790,574
Israel Chemicals, Ltd.	165,338	1,979,007
*Israel Discount Bank, Ltd.	624,126	1,273,195
Ituran Location & Control, Ltd.	44,379	676,720
*Jerusalem Oil Exploration, Ltd.	15,023	269,378
*Knafaim Arkia Holdings, Ltd.	5,307	26,754
Koor Industries, Ltd.	12,788	321,553
*Leader Holding & Investments, Ltd.	63,140	14,802
*Magal Security Systems, Ltd.	8,925	33,562
Magic Software Enterprises, Ltd.	2,196	5,744
Makhteshim-Agan Industries, Ltd.	270,387	1,134,918
*Menorah Mivtachim Holdings, Ltd.	57,314	756,459
*Migdal Insurance & Financial Holdings, Ltd.	452,781	918,055
*Mivtach Shamir Holdings, Ltd.	10,667	367,633
*Mizrahi Tefahot Bank, Ltd.	183,576	1,632,327
*Naphtha Israel Petroleum Corp.	45,237	191,999
*Neto M.E. Holdings, Ltd.	2,992	134,098
*NICE Systems, Ltd. Sponsored ADR	96,898	3,082,325

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*OCIF Investments and Development, Ltd.	1,386	$5,472
Oil Refineries, Ltd.	2,075,129	1,283,635
*Orckit Communications, Ltd.	12,357	47,951
Ormat Industries, Ltd.	114,211	909,901
Osem Investment, Ltd.	39,012	580,336
Partner Communications Co., Ltd.	24,379	478,348
Partner Communications Co., Ltd. ADR	20,467	401,972
*Paz Oil Co., Ltd.	5,764	868,317
*RADVision, Ltd.	31,832	204,601
*Retalix, Ltd.	55,653	709,302
*Scailex Corp, Ltd.	30,738	656,318
Shikun & Binui, Ltd.	264,202	537,715
Strauss Group, Ltd.	33,989	519,695
Super-Sol, Ltd. Series B	101,600	599,287
Teva Pharmaceutical Industries, Ltd.	11,056	650,427
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	310,616	18,242,478
*Tower Semiconductor, Ltd.	99,533	149,929
*Union Bank of Israel, Ltd.	70,977	332,658
*Urdan Industries, Ltd.	105,816	42,780
*VeriFone Holdings, Inc.	—	2

TOTAL ISRAEL		61,484,367

MALAYSIA — (3.6%)
Aeon Co. Berhad	162,400	253,868
Affin Holdings Berhad	1,220,300	1,145,109
*Airasia Berhad	2,046,300	862,148
*Alam Maritim Resources Berhad	96,800	53,631
Al-’Aqar KPJ REIT Berhad	34,155	11,405
Alliance Financial Group Berhad	1,743,900	1,699,743
*AMBD Berhad	233,633	35,259
AMMB Holdings Berhad	2,920,050	4,533,916
Amway (Malaysia) Holdings Berhad	63,300	147,906
Ann Joo Resources Berhad	400,650	357,078
*APM Automotive Holdings Berhad	179,200	246,445
*Asia Pacific Land Berhad	531,500	48,990
*Axiata Group Berhad	2,429,325	2,958,844
*Bandar Raya Developments Berhad	1,103,100	613,638
Batu Kawan Berhad	274,350	919,786
*Berjaya Assets Berhad	79,900	14,524
Berjaya Corp. Berhad	2,095,900	1,113,784
Berjaya Land Berhad	692,300	920,054
*Berjaya Media Berhad	52,300	14,858
Berjaya Sports Toto Berhad	650,214	928,087
Bimb Holdings Berhad	541,800	225,060
*Bolton Properties Berhad	252,900	56,179
Boustead Heavy Industries Corp. Berhad	37,000	46,180
Boustead Holdings Berhad	829,920	927,309
British American Tobacco Malaysia Berhad	76,600	1,054,320
*Cahya Mata Sarawak Berhad	272,700	209,740
Carlsberg Brewery Malaysia Berhad	165,000	277,075
CB Industrial Product Holding Berhad	104,800	85,952
*Chemical Co. of Malaysia Berhad	111,000	77,615
CIMB Group Holdings Berhad	1,549,007	6,858,995
*Coastal Contracts Berhad	55,300	43,381
*CSC Steel Holdings Berhad	312,300	188,874
*D&O Green Technologies Berhad	172,300	42,464
Dialog Group Berhad	2,384,073	797,677
Digi.Com Berhad	148,100	1,053,711
*Dijaya Corp. Berhad	54,000	19,097
DNP Holdings Berhad	286,900	115,970
DRB-Hicom Berhad	1,616,400	563,636

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Dutch Lady Milk Industries Berhad	24,800	$95,567
*Eastern & Oriental Berhad	644,382	197,110
*Eastern Pacific Industrial Corp. Berhad	116,400	57,662
*ECM Libra Avenue Berhad	718,052	164,622
*Encorp Berhad	62,000	22,019
EON Capital Berhad	655,600	1,450,878
*Esso Malaysia Berhad	152,600	129,639
*Evergreen Fibreboard Berhad	421,600	208,322
Faber Group Berhad	236,300	168,806
*Fountain View Development Berhad	31,500	—
Fraser & Neave Holdings Berhad	151,400	511,212
Gamuda Berhad	2,437,500	2,280,973
*General Corp. Berhad	244,600	123,824
Genting Berhad	2,144,000	4,634,986
Genting Malaysia Berhad	2,641,700	2,384,782
Genting Plantations Berhad	420,200	891,200
Globetronics Technology Berhad	155,620	77,014
Glomac Berhad	160,000	68,373
*Gold Is Berhad	323,850	141,027
Grand United Holdings Berhad	274,800	101,786
*Green Packet Berhad	503,900	155,987
Guiness Anchor Berhad	150,600	325,940
*GuocoLand (Malaysia) Berhad	486,500	155,833
Hai-O Enterprise Berhad	162,000	211,308
*Hap Seng Consolidated Berhad	487,500	427,416
*Hap Seng Plantations Holdings Berhad	57,000	43,533
*Hartalega Holdings Berhad	42,900	105,035
Hock Seng Lee Berhad	296,000	139,458
Hong Leong Bank Berhad	527,400	1,433,458
Hong Leong Financial Group Berhad	477,800	1,296,717
Hong Leong Industries Berhad	147,800	212,500
*Hovid Berhad	395,000	28,239
Hunza Properties Berhad	97,600	37,279
Hwang-DBS (Malaysia) Berhad	123,200	65,251
IGB Corp. Berhad	2,057,600	1,177,803
IJM Corp. Berhad	2,273,810	3,500,944
*IJM Land Berhad	736,000	531,992
IJM Plantations Berhad	513,300	404,360
*Insas Berhad	372,840	66,581
Integrated Logistics Berhad	176,700	58,503
IOI Corp. Berhad	1,852,277	3,143,962
*Jaks Resources Berhad	327,000	81,456
*Jaya Tiasa Holdings Berhad	149,625	171,522
Jerneh Asia Berhad	88,200	83,101
JT International Berhad	83,000	141,441
*K & N Kenanga Holdings Berhad	343,400	93,181
*Keck Seng (Malaysia) Berhad	205,400	343,003
Kencana Petroleum Berhad	760,032	371,653
KFC Holdings (Malaysia) Berhad	132,300	328,074
*Kian Joo Can Factory Berhad	370,080	142,565
Kim Loong Resources Berhad	152,320	98,131
*Kinsteel Berhad	832,900	260,717
KLCC Property Holdings Berhad	1,033,800	1,041,083
*KNM Group Berhad	7,142,275	1,185,339
*Knusford Berhad	37,000	16,324
Kossan Rubber Industries Berhad	96,900	236,805
KPJ Healthcare Berhad	371,250	337,452
*KSL Holdings Berhad	226,266	102,900
Kuala Lumpur Kepong Berhad	293,750	1,515,328
*Kub Malaysia Berhad	500,900	74,395
Kuchai Development Berhad	140,800	35,972

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Kulim Malaysia Berhad	457,200	$1,057,063
*Kumpulan Hartanah Selangor Berhad	460,700	65,760
*Kumpulan Perangsang Selangor Berhad	309,900	138,065
*Kurnia Asia Berhad	745,600	121,352
Kurnia Setia Berhad	15,000	12,139
Lafarge Malayan Cement Berhad	657,900	1,387,186
*Landmarks Berhad	580,092	216,108
Leader Universal Holdings Berhad	482,800	146,025
Leong Hup Holdings Berhad	140,000	58,031
Lingkaran Trans Kota Holdings Berhad	556,900	533,488
*Lion Corp Berhad	754,900	77,178
Lion Diversified Holdings Berhad	615,000	83,599
Lion Industries Corp. Berhad	1,387,700	759,144
*MAA Holdings Berhad	269,800	59,567
*Mah Sing Group Berhad	525,480	283,169
Malayan Banking Berhad	3,348,300	7,994,244
Malaysia Airports Holdings Berhad	481,400	745,417
*Malaysia Building Society Berhad	303,800	109,503
*Malaysian Airlines System Berhad	1,150,666	779,579
Malaysian Bulk Carriers Berhad	486,625	472,204
Malaysian Pacific Industries Berhad	125,500	268,435
*Malaysian Resources Corp. Berhad	3,856,500	1,872,748
*Mamee Double Decker Berhad	56,400	55,268
Manulife Holdings Berhad	80,100	67,332
MBM Resources Berhad	188,100	166,314
*Measat Global Berhad	364,200	302,825
Media Prima Berhad	1,056,700	754,907
*Mega First Corp. Berhad	145,000	76,110
*Metro Kajang Holdings Berhad	32,865	13,588
*MISC Berhad	1,086,360	3,033,675
*MK Land Holdings Berhad	997,300	105,297
MMC Corp. Berhad	1,882,900	1,461,892
*MNRB Holdings Berhad	146,300	133,850
*MTD ACPI Engineering Berhad	166,600	24,950
*Mudajaya Group Berhad	119,800	192,097
*Muhibbah Engineering Berhad	1,077,300	331,675
*Mulpha International Berhad	3,669,600	576,576
Naim Holdings Berhad	193,900	206,674
*NCB Holdings Berhad	89,000	93,355
Nestle (Malaysia) Berhad	63,800	702,954
Notion VTEC Berhad	111,360	110,119
NTPM Holdings Berhad	669,600	121,580
*Nylex (Malaysia) Berhad	101,666	25,127
OKS Property Holdings Berhad	81,430	13,948
Oriental Holdings Berhad	351,700	667,892
*OSK Holdings Berhad	1,073,832	479,683
*P.I.E. Industrial Berhad	54,600	76,661
*Pan Malaysia Cement Works Berhad	621,000	25,200
Panasonic Manufacturing Malaysia Berhad	42,000	222,691
*Paramount Corp. Berhad	51,000	58,723
Parkson Holdings Berhad	447,382	811,266
PBA Holdings Berhad	172,500	48,742
*Pelikan International Corp. Berhad	410,610	156,825
Petronas Dagangan Berhad	226,900	643,442
Petronas Gas Berhad	315,000	984,255
PJ Development Holdings Berhad	440,000	107,934
Plus Expressways Berhad	723,600	778,322
*POS Malaysia Berhad	664,600	598,844
PPB Group Berhad	540,300	3,006,443
Protasco Berhad	260,000	83,732
*Proton Holdings Berhad	775,900	1,161,126

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Puncak Niaga Holdings Berhad	224,960	$188,279
QL Resources Berhad	349,920	414,321
*Ramunia Holdings Berhad	312,996	37,601
Ranhill Berhad	380,700	88,195
*RCE Capital Berhad	288,700	59,117
RHB Capital Berhad	717,600	1,384,200
*Salcon Berhad	220,600	49,293
SapuraCrest Petroleum Berhad	751,100	536,728
*Sarawak Oil Palms Berhad	125,060	110,767
Scientex, Inc. Berhad	120,564	54,547
*Scomi Group Berhad	2,283,200	321,883
*Selangor Dredging Berhad	366,400	62,545
Shangri-La Hotels (Malaysia) Berhad	297,200	194,544
Shell Refining Co. Federation of Malaysia Berhad	209,700	708,203
*SHL Consolidated Berhad	202,800	77,375
Sime Darby Berhad	1,452,020	3,978,222
*Sino Hua-An International Berhad	798,100	111,049
SP Setia Berhad	1,020,500	1,339,644
Star Publications (Malaysia) Berhad	645,200	679,894
Subur Tiasa Holdings Berhad	118,860	80,999
Sunrise Berhad	410,528	277,920
*Sunway City Berhad	559,400	681,061
*Sunway Holdings Berhad	669,400	318,389
Supermax Corp. Berhad	307,500	657,011
Suria Capital Holdings Berhad	198,450	94,034
*Ta Ann Holdings Berhad	235,120	419,232
*TA Enterprise Berhad	2,159,900	463,585
*TA Global Berhad (B3X17H6)	1,295,940	169,978
*TA Global Berhad (B4LM6X7)	1,295,940	129,441
*Talam Corp. Berhad	700,000	30,553
*Tamco Corp. Holdings Berhad	9,740	168
*Tan Chong Motor Holdings Berhad	756,900	1,086,468
*TDM Berhad	188,700	113,760
*Tebrau Teguh Berhad	568,500	111,742
Telekom Malaysia Berhad	1,133,900	1,230,646
Tenaga Nasional Berhad	989,325	2,629,749
*Three-A Resources Berhad	97,000	55,865
*Time Dotcom Berhad	2,402,000	352,994
*Titan Chemicals Corp. Berhad	849,900	344,261
Top Glove Corp. Berhad	332,940	1,322,355
*Tradewinds (Malaysia) Berhad	185,600	187,098
*Tradewinds Corp. Berhad	503,600	99,179
TRC Synergy Berhad	160,080	57,996
UAC Berhad	22,764	25,548
Uchi Technologies Berhad	313,300	140,643
*UEM Land Holdings Berhad	925,875	404,202
UMW Holdings Berhad	748,400	1,479,621
*Unico-Desa Plantations Berhad	924,193	276,113
*Unisem (M) Berhad	683,400	736,228
United Malacca Rubber Estates Berhad	103,100	253,409
United Plantations Berhad	97,400	430,847
United U-Li Corp. Berhad	138,100	32,262
VS Industry Berhad	167,208	67,810
Wah Seong Corp. Berhad	651,912	520,886
*WCT Berhad	791,600	725,887
*WTK Holdings Berhad	525,750	213,897
YTL Cement Berhad	11,000	14,873
YTL Corp. Berhad	1,145,034	2,654,362
*YTL e-Solutions Berhad	713,500	176,854
*YTL Land & Development Berhad	103,500	34,168
YTL Power International Berhad	1,673,754	1,147,405

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Yu Neh Huat Berhad	940,747	$519,853
*Zelan Berhad	553,600	105,732

TOTAL MALAYSIA		130,408,040

MEXICO — (4.7%)
#Alfa S.A.B. de C.V. Series A	558,540	4,354,999
#*Alsea de Mexico S.A.B. de C.V.	502,400	539,033
#America Movil S.A.B. de C.V. Series L	1,252,512	3,222,772
America Movil S.A.B. de C.V. Series L ADR	359,075	18,485,181
#*Axtel S.A.B. de C.V.	1,129,910	779,138
#Banco Compartamos S.A. de C.V.	359,920	2,036,056
#*Bolsa Mexicana de Valores S.A. de C.V.	88,500	150,228
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	369,200	1,892,142
#*Carso Infraestructura y Construccion S.A.B. de C.V.	1,749,670	1,136,865
*Cementos de Mexico S.A.B de C.V. Series B	171,224	204,291
*Cemex S.A.B. de C.V. Sponsored ADR	1,165,980	13,851,842
#Cia Minera Autlan S.A.B. de C.V.	121,600	302,216
Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	280,274
*Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	40,360	2,825,200
#*Consorcio ARA S.A.B. de C.V.	1,613,300	1,113,773
#*Corporacion GEO S.A.B. de C.V. Series B	980,600	3,105,330
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	114,082
Corporacion Moctezuma S.A.B. de C.V.	226,900	568,528
#*Desarrolladora Homex S.A.B. de C.V.	326,400	1,580,537
*Desarrolladora Homex S.A.B. de C.V. ADR	2,800	81,060
*Dine S.A.B. de C.V.	7,300	4,328
Embotelladora Arca S.A.B. de C.V.	993,929	3,753,798
#*Empresas ICA S.A.B. de C.V.	292,950	772,333
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	146,967	1,553,441
*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	221,040	10,461,823
*Genomma Lab Internacional S.A. de C.V.	27,500	90,213
*GMD Resorts S.A.B. de C.V.	13,000	4,118
*Gruma S.A.B. de C.V. ADR	6,300	46,116
#*Gruma S.A.B. de C.V. Series B	196,562	362,400
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	427,500	808,664
*Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	68,920	2,440,457
#*Grupo Aeroportuario del Sureste S.A.B. de C.V.	450,200	2,509,836
*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	951,848
#Grupo Carso S.A.B. de C.V. Series A-1	874,200	3,197,951
*Grupo Cementos de Chihuahua S.A.B. de C.V.	211,154	747,050
Grupo Continental S.A.B. de C.V.	481,180	1,285,778
#Grupo Elektra S.A. de C.V.	90,576	4,266,814
#*Grupo Famsa S.A.B. de C.V.	63,912	117,315
#Grupo Financiero Banorte S.A.B. de C.V.	2,596,307	10,438,157
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	688,084	2,318,716
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	454,600	3,631,335
Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	39,489
*Grupo Industrial Saltillo S.A.B. de C.V.	58,600	48,118
#*Grupo Iusacell S.A.B. de C.V.	12,583	49,056
*Grupo Kuo S.A.B. de C.V. Series B	191,500	244,192
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	13,000	11,614
Grupo Mexico S.A.B. de C.V. Series B	5,000,219	13,194,754
*Grupo Modelo S.A.B. de C.V. Series C	397,000	2,178,103
#*Grupo Simec, S.A. de C.V.	218,700	611,751
Grupo Televisa S.A. de C.V.	191,500	796,812
Grupo Televisa S.A. de C.V. Sponsored ADR	356,510	7,408,278
*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	1,202,087	1,562,135
Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	55,000
*Industrias CH S.A.B. de C.V. Series B	461,160	1,936,818
Industrias Penoles S.A.B. de C.V.	118,815	2,523,513
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	524,100	3,040,587

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Megacable Holdings S.A.B. de C.V.	50,000	$125,119
#Mexichem S.A.B.de C.V.	1,582,379	4,536,781
#*Organizacion Soriana S.A.B. de C.V. Series B	2,021,500	6,045,331
*Promotora y Operadora de Infraestructura S.A. de C.V.	224,580	561,803
#*SARE Holding S.A. de C.V.	427,800	146,628
Telefonos de Mexico S.A.B. de C.V.	105,800	81,290
#Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	194,725	2,989,029
Telmex Internacional S.A.B. de C.V.	105,800	100,711
Telmex Internacional S.A.B. de C.V. ADR	225,025	4,297,978
#TV Azteca S.A.B. de C.V. Series A	2,549,180	1,443,098
#*Urbi Desarrollos Urbanos S.A.B. de C.V.	999,700	2,326,253
#*Vitro S.A.B. de C.V.	193,764	170,752
#Wal-Mart de Mexico S.A.B. de C.V. Series V	2,982,878	6,977,351

TOTAL MEXICO		169,888,382

PHILIPPINES — (0.7%)
A. Soriano Corp.	818,000	41,461
Aboitiz Equity Ventures, Inc.	2,908,100	1,090,370
Aboitiz Power Corp.	2,169,500	738,593
*Atlas Consolidated Mining & Development Corp.	411,500	88,037
Ayala Corp. Series A	214,293	1,623,164
Ayala Land, Inc.	4,155,220	1,265,009
Banco de Oro Unibank, Inc.	1,013,760	949,909
Bank of the Philippine Islands	852,519	864,046
*Belle Corp.	4,248,000	182,137
*Benpres Holdings Corp.	4,725,000	361,105
*China Banking Corp.	22,608	187,571
*Digital Telecommunications Phils., Inc.	4,100,000	122,608
*DMCI Holdings, Inc.	1,962,100	742,993
*Empire East Land Holdings, Inc.	4,900,000	45,973
*Energy Development Corp.	7,737,500	927,895
Filinvest Development Corp.	863,000	40,968
*Filinvest Land, Inc.	25,289,687	544,681
*First Gen Corp.	1,735,000	394,566
First Philippines Holdings Corp.	515,700	637,850
Globe Telecom, Inc.	24,760	532,698
International Container Terminal Services, Inc.	1,553,800	984,143
Jollibee Foods Corp.	554,915	726,454
*Lepanto Consolidated Mining Co. Series B	8,742,857	43,732
Manila Water Co, Inc.	1,468,400	501,515
*Megaworld Corp.	22,738,600	671,697
Metro Bank & Trust Co.	1,012,700	1,192,073
*Metro Pacific Corp. Series A	225,000	10,526
*Pepsi-Cola Products Philippines, Inc.	949,000	62,501
*Philex Mining Corp.	770,250	210,273
Philippine Long Distance Telephone Co.	9,640	540,171
Philippine Long Distance Telephone Co. Sponsored ADR	38,300	2,153,992
*Philippine National Bank	446,800	307,720
*PhilWeb Corp.	355,100	131,223
*Rizal Commercial Banking Corp.	562,319	256,972
*Robinson’s Land Corp. Series B	1,967,100	666,936
Security Bank Corp.	232,400	309,326
Semirara Mining Corp.	180,600	311,849
Shang Properties, Inc.	174,286	7,181
*SM Development Corp.	2,014,160	298,605
SM Investments Corp.	137,920	1,224,327
SM Prime Holdings, Inc.	726	166
*Union Bank Of Philippines	388,700	395,756
*Universal Robina Corp.	1,677,500	956,033
Vista Land & Lifescapes, Inc.	5,464,000	231,927

TOTAL PHILIPPINES		23,576,732

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (1.7%)
*Agora SA	117,268	$1,036,023
*Amica SA	28	386
*AmRest Holdings SA	466	11,023
Apator SA	24,049	170,448
Asseco Poland SA (5978953)	90,912	1,741,989
*Asseco Poland SA (B67R6N0)	4,545	87,717
*ATM SA	13,000	37,146
*Bank Handlowy w Warszawie SA	63,156	1,729,879
*Bank Millennium SA	797,544	1,306,656
*Bank Pekao SA	80,129	4,565,970
*Bank Przemyslowo Handlowy BPH SA	16,918	406,400
*Bank Zackodni WBK SA	28,253	2,075,029
*Barlinek SA	15,447	22,101
*Bioton SA	7,011,238	521,687
*BOMI SA	23,002	116,209
*Boryszew SA (B07DNZ7)	209,529	147,785
*Boryszew SA (B4LJKF8)	179,004	117,788
*BRE Bank SA	14,511	1,377,655
Budimex SA	16,560	553,136
*Cersanit-Krasnystaw SA	130,762	720,114
*Ciech SA	19,452	215,770
*ComArch SA	500	16,888
*Cyfrowy Polsat SA	18,440	92,176
*Debica SA	7,882	215,900
Decora SA	5,510	41,980
*Dom Development SA	9,946	204,112
*Dom Maklerski IDM SA	256,651	227,690
*Echo Investment SA	598,772	926,681
Elektrobudowa SA	2,716	161,582
*Elstar Oils SA	31,097	88,109
*Emperia Holding SA	37	1,005
Eurocash SA	72,654	537,040
Fabryki Mebli Forte SA	20,079	106,867
*Famur SA	3,000	2,520
*Farmacol SA	34,487	497,892
*Gant Development SA	16,222	139,049
*Getin Holdings SA	549,924	2,022,267
*Grupa Kety SA	19,284	768,697
*Grupa Lotos SA	147,597	1,641,065
*Impexmetal SA	174,925	232,441
*ING Bank Slaski SA	844	222,084
*Inter Cars SA	900	22,056
KGHM Polska Miedz SA	192,817	7,190,982
*Koelner SA	14,359	68,023
*Kredyt Bank SA	88,369	468,679
*LC Corp. SA	467,283	242,708
*LPP SA	738	461,466
*MCI Management SA	24,587	55,550
*MNI SA	74,513	97,816
*Mondi Packaging Paper Swiecie SA	18,425	452,477
Mostostal Siedlce SA	813,392	1,325,069
*Mostostal Warszawa SA	10,158	250,489
*Mostostal Zabrze Holding SA	134,151	214,313
*Multimedia Polska SA	94,331	280,015
*Netia Holdings SA	343,589	572,287
NG2 SA	19,820	391,727
*Noble Bank SA	63,606	128,903
*Orbis SA	55,651	761,801
*PBG SA	9,148	731,585
Pekaes SA	15,818	57,856
*Pfleiderer Grajewo SA	55,729	177,699

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Polish Energy Partners SA	2,413	$31,267
*Polnord SA	17,218	243,739
*Polska Grupa Farmaceutyczna SA	16,006	248,660
*Polski Koncern Naftowy Orlen SA	643,094	8,470,953
Polskie Gornictwo Naftowe I Gazownictwo SA	984,534	1,160,804
Powszechna Kasa Oszczednosci Bank Polski SA	407,441	5,867,206
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	60,990	440,631
Raciborska Fabryka Kotlow SA	61,088	277,661
Sniezka SA	9,541	131,335
*Stalexport SA	146,026	92,387
*Sygnity SA	30,293	171,441
*Synthos SA	1,401,209	836,725
Telekomunikacja Polska SA	474,790	2,582,175
*Trakcja Polska SA	25,000	36,112
TVN SA	155,325	997,036
*Vistula Group SA	81,530	80,184
Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	423,792
Zaklady Azotowe Pulawy SA	14,551	328,953
*Zaklady Azotowe w Tarnowie-Moscicach SA	900	5,079
Zaklady Tluszcowe Kruszwica SA	5,218	133,380
*Zelmer SA	9,605	128,224

TOTAL POLAND		61,746,201

RUSSIA — (3.5%)
*Comstar United Telesystems OJSC GDR	95,629	625,237
*Evraz Group SA GDR	1,343	48,434
*Gazprom OAO Sponsored ADR	2,290,420	52,579,373
*Gazpromneft JSC Sponsored ADR	12,200	329,106
*Globaltrans Investment P.L.C. Sponsored GDR	36,362	490,643
*Integra Group Holdings GDR	108,794	316,168
*Lukoil OAO Sponsored ADR	502,859	28,285,373
*Magnitogorsk Iron & Steel Works Sponsored GDR	98,361	1,328,464
*MMC Norilsk Nickel JSC ADR	311,852	5,886,114
*Novolipetsk Steel OJSC GDR	49,703	1,789,999
*Novorossiysk Sea Trade Port GDR	27,840	370,912
*PIK Group GDR	75,832	395,562
*Polymetal GDR	53,616	558,642
*Rosneft Oil Co. GDR	641,900	5,137,068
*RusHydro Sponsored ADR	1,031,169	5,908,872
*Severstal OAO GDR	223,480	3,006,673
*Surgutneftegaz Sponsored ADR	622,751	5,893,926
*Tatneft Sponsored ADR	111,215	3,353,387
*TMK OAO GDR	42,307	871,938
*Uralkali Sponsored GDR	120,368	2,563,777
*VTB Bank OJSC GDR	537,339	2,865,555
*X5 Retail Group NV GDR	59,096	2,099,125

TOTAL RUSSIA		124,704,348

SOUTH AFRICA — (8.3%)
ABSA Group, Ltd.	352,990	6,688,758
Adcock Ingram Holdings, Ltd.	212,621	1,682,628
Adcorp Holdings, Ltd.	160,074	574,608
*Advtech, Ltd.	523,705	430,450
*Aeci, Ltd.	260,854	2,368,900
Afgri, Ltd.	1,067,859	987,423
African Bank Investments, Ltd.	1,324,541	6,301,035
*African Oxygen, Ltd.	294,551	923,687
African Rainbow Minerals, Ltd.	187,751	4,963,877
*Allied Electronics Corp., Ltd.	103,490	390,086
Allied Technologies, Ltd.	77,718	746,526
*Anglo American Platinum Corp., Ltd.	32,919	3,589,699

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
AngloGold Ashanti, Ltd.	6,997	$291,182
AngloGold Ashanti, Ltd. Sponsored ADR	125,447	5,251,211
*ArcelorMittal South Africa, Ltd.	276,571	3,161,850
*Argent Industrial, Ltd.	135,199	168,352
*Argility, Ltd.	17,507	—
*Aspen Pharmacare Holdings, Ltd.	265,213	2,975,894
AST Group, Ltd.	674,589	89,897
Astral Foods, Ltd.	82,268	1,235,906
Aveng, Ltd.	772,394	3,874,541
AVI, Ltd.	843,330	2,741,861
*Avusa, Ltd.	127,671	340,330
Barloworld, Ltd.	348,525	2,310,706
*Bell Equipment, Ltd.	121,325	190,609
Bidvest Group, Ltd.	279,789	5,129,200
*Blue Label Telecoms, Ltd.	212,914	147,079
Business Connexion Group	33,300	27,699
Capitec Bank Holdings, Ltd.	50,690	696,421
*Cashbuild, Ltd.	34,379	342,074
Caxton & CTP Publishers & Printers, Ltd.	348,066	697,060
Ceramic Industries, Ltd.	9,393	147,835
*Cipla Medpro South Africa, Ltd.	609,767	461,586
City Lodge Hotels, Ltd.	59,096	605,684
Clicks Group, Ltd.	473,371	1,968,242
Data Tec, Ltd.	257,697	1,177,853
*Datacentrix Holdings, Ltd.	81,947	46,118
Delta EMD, Ltd.	28,740	53,215
Dimension Data Holdings P.L.C.	439,696	612,040
Discovery Holdings, Ltd.	436,975	2,113,862
Distell Group, Ltd.	96,572	867,350
*Distribution & Warehousing Network, Ltd.	148,918	161,846
*Dorbyl, Ltd.	16,666	9,011
#*Durban Roodeport Deep, Ltd.	897,668	463,685
ElementOne, Ltd.	90,000	143,167
*Eqstra Holdings, Ltd.	143,595	116,041
Exxaro Resources, Ltd.	205,983	3,412,064
Famous Brands, Ltd.	63,448	249,600
FirstRand, Ltd.	2,825,542	7,763,163
Foschini, Ltd.	352,444	3,238,191
Freeworld Coatings, Ltd.	267,450	367,636
Gold Fields, Ltd.	64,532	859,417
Gold Fields, Ltd. Sponsored ADR	764,800	10,278,912
*Gold Reef Resorts, Ltd.	225,079	558,273
Grindrod, Ltd.	826,444	1,826,829
*Group Five, Ltd.	211,890	1,062,713
Harmony Gold Mining Co., Ltd.	159,622	1,555,929
Harmony Gold Mining Co., Ltd. Sponsored ADR	490,548	4,792,654
*Highveld Steel and Vanadium Corp., Ltd.	26,223	292,132
Hudaco Industries, Ltd.	65,476	653,939
*Hulamin, Ltd.	120,469	172,386
*Iliad Africa, Ltd.	307,946	360,498
Illovo Sugar, Ltd.	371,196	1,460,531
Impala Platinum Holdings, Ltd.	418,209	11,728,576
Imperial Holdings, Ltd.	393,125	5,260,657
Investec, Ltd.	382,723	3,210,926
JD Group, Ltd.	446,058	2,687,918
JSE, Ltd.	172,451	1,668,519
*Kap International Holdings, Ltd.	308,543	104,398
Kumba Iron Ore, Ltd.	49,041	2,310,814
Lewis Group, Ltd.	209,970	1,750,305
Liberty Holdings, Ltd.	197,417	2,030,623
Massmart Holdings, Ltd.	196,552	2,921,138

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Medi-Clinic Corp., Ltd.	591,479	$2,130,290
Merafe Resources, Ltd.	3,359,356	820,832
*Metair Investments, Ltd.	257,122	263,789
*Metorex, Ltd.	287,047	163,011
*Metropolitan Holdings, Ltd.	1,371,276	3,096,065
Mondi, Ltd.	337,404	2,364,310
#Mr. Price Group, Ltd.	311,970	1,772,232
*MTN Group, Ltd.	1,041,866	15,200,027
Murray & Roberts Holdings, Ltd.	349,513	1,976,735
*Mvelaphanda Group, Ltd.	471,152	569,349
Nampak, Ltd.	1,385,311	3,403,686
Naspers, Ltd. Series N	378,717	15,250,956
Nedbank Group, Ltd.	354,952	6,412,242
Network Healthcare Holdings, Ltd.	1,169,235	2,146,647
#Northam Platinum, Ltd.	231,381	1,637,992
Nu-World Holdings, Ltd.	23,372	63,528
Oceana Group, Ltd.	75,475	326,635
*Omnia Holdings, Ltd.	118,747	1,041,755
Palabora Mining Co., Ltd.	46,214	810,868
*Peregrine Holdings, Ltd.	483,632	839,741
Pick'n Pay Stores, Ltd.	226,244	1,269,752
Pretoria Portland Cement Co., Ltd.	503,200	2,270,416
PSG Group, Ltd.	143,068	543,895
Rainbow Chicken, Ltd.	55,781	119,260
*Raubex Group, Ltd.	185,202	577,222
Reunert, Ltd.	295,018	2,294,561
Sanlam, Ltd.	3,530,404	11,490,623
Santam, Ltd.	81,470	1,140,642
*Sappi, Ltd.	220,024	918,513
#*Sappi, Ltd. Sponsored ADR	381,319	1,609,166
Sasol, Ltd.	1,232	49,849
Sasol, Ltd. Sponsored ADR	466,600	18,967,290
*SecureData Holdings, Ltd.	201,602	22,653
*Sentula Mining, Ltd.	492,134	201,487
Shoprite Holdings, Ltd.	431,604	4,559,160
*Simmer & Jack Mines, Ltd.	1,164,045	209,783
Spar Group, Ltd. (The)	224,041	2,318,946
Spur Corp., Ltd.	214,190	367,219
Standard Bank Group, Ltd.	1,234,704	18,773,324
Steinhoff International Holdings, Ltd.	2,501,045	6,842,831
*Sun International, Ltd.	141,845	1,795,410
*Super Group, Ltd.	706,860	70,258
Telkom South Africa, Ltd.	239,136	1,188,176
*Telkom South Africa, Ltd. Sponsored ADR	24,334	488,627
Tiger Brands, Ltd.	161,006	4,077,136
*Tongaat-Hulett, Ltd.	173,099	2,420,665
*Trans Hex Group, Ltd.	75,891	37,621
Trencor, Ltd.	292,978	1,265,609
Truworths International, Ltd.	429,292	3,052,154
UCS Group, Ltd.	175,071	49,017
Value Group, Ltd.	95,008	46,243
Vodacom Group Pty, Ltd.	213,765	1,636,356
*Wesizwe Platinum, Ltd.	390,905	118,198
Wilson Bayly Holme-Ovcon, Ltd.	67,554	1,093,848
Woolworths Holdings, Ltd.	1,324,745	4,103,849
*Zeder Investments, Ltd.	18,442	5,218

TOTAL SOUTH AFRICA		297,131,492

SOUTH KOREA — (11.4%)
Aekyung Petrochemical Co., Ltd.	5,250	85,539
#Amorepacific Corp.	2,426	1,832,361

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Artone Paper Manufacturing Co., Ltd.	2,365	$9,986
#Asia Cement Manufacturing Co., Ltd.	4,406	200,903
Asia Paper Manufacturing Co., Ltd.	3,740	46,982
*Asiana Airlines, Inc.	177,100	941,443
#*Basic House Co., Ltd. (The)	13,620	106,354
Bing Grae Co., Ltd.	9,376	415,117
#*BNG Steel Co., Ltd.	14,220	141,847
*Boo Kook Securities Co., Ltd.	4,620	81,756
Boryung Pharmaceutical Co., Ltd.	6,366	91,551
#*Bu Kwang Pharmaceutical Co., Ltd.	16,308	266,433
Busan Bank	287,380	3,058,444
BYC Co., Ltd.	190	26,460
Byuck San Corp.	2,700	25,519
*Byuck San Engineering and Construction Co., Ltd.	10,240	20,787
#*Capro Corp.	28,740	307,354
#*Celrun Co., Ltd.	24,050	20,104
Cheil Industrial, Inc.	54,880	3,934,080
Cheil Worldwide, Inc.	3,884	1,223,004
#*Chin Hung International, Inc.	305,940	144,868
Cho Kwang Leather Co., Ltd.	6,000	53,198
Choil Aluminum Manufacturing Co., Ltd.	3,320	25,563
#Chong Kun Dang Pharmaceutical Corp.	16,714	270,554
Choongwae Holdings Co., Ltd.	6,210	10,530
#Choongwae Pharmaceutical Corp.	10,833	178,596
Chosun Refractories Co., Ltd.	1,980	100,743
Chungho Comnet Co., Ltd.	2,520	23,014
#CJ CGV Co., Ltd.	18,250	382,725
CJ Cheiljedang Corp.	9,594	1,907,847
#CJ Corp.	29,267	1,691,250
*CJ Seafood Corp.	12,190	45,881
*Cosmochemical Co., Ltd.	4,900	30,321
Crown Confectionery Co., Ltd.	470	35,218
Dae Dong Industrial Co., Ltd.	3,130	81,049
*Dae Sang Corp.	30,867	218,817
#Dae Won Kang Up Co., Ltd.	69,330	167,894
#*Daechang Co., Ltd.	43,370	81,332
Daeduck Electronics Co., Ltd.	51,520	275,750
#Daeduck Industries Co., Ltd.	25,680	256,256
Daegu Bank Co., Ltd.	228,427	3,019,187
*Daegu Department Store Co., Ltd.	11,070	116,182
Daehan City Gas Co., Ltd.	4,970	122,540
#Daehan Flour Mills Co., Ltd.	1,658	219,732
*Daehan Pulp Co., Ltd.	470	2,402
#Daehan Steel Co., Ltd.	16,640	168,470
Daehan Synthetic Fiber Co., Ltd.	520	33,069
Daekyo Co., Ltd.	66,110	347,670
*Daekyung Machinery & Engineering Co., Ltd.	15,700	40,822
Daelim Industrial Co., Ltd.	47,068	2,673,339
Daelim Trading Co., Ltd.	3,405	13,169
Daesang Holdings Co., Ltd.	28,940	84,939
#Daesung Industrial Co., Ltd.	2,218	164,637
Daewon Pharmaceutical Co., Ltd.	10,340	57,453
#Daewoo Engineering & Construction Co., Ltd.	195,195	1,815,934
#Daewoo International Corp.	36,197	1,146,844
#*Daewoo Motor Sales Corp.	56,448	118,960
*Daewoo Securities Co., Ltd.	147,790	2,775,633
#Daewoo Shipbuilding & Marine Engineering Co., Ltd.	106,360	2,020,952
*Daewoong Co., Ltd.	2,750	45,554
#*Daewoong Pharmaceutical Co., Ltd.	6,974	309,675
Dahaam E-Tec Co., Ltd.	1,420	37,135
*Daishin Securities Co., Ltd.	77,350	1,029,439

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Daiyang Metal Co., Ltd.	17,130	$21,134
#Daou Technology, Inc.	49,520	408,661
*DCM Corp.	2,930	21,564
Digital Power Communications Co., Ltd.	30,360	38,660
Dong Ah Tire Industrial Co., Ltd.	5,640	39,157
Dong IL Rubber Belt Co., Ltd.	13,590	80,913
*Dong Yang Gang Chul Co., Ltd.	49,510	173,500
Dong-A Pharmaceutical Co., Ltd.	8,068	795,292
*Dongaone Co., Ltd.	13,030	46,198
Dongbang Agro Co., Ltd.	8,450	48,088
Dongbang Transport Logistics Co., Ltd.	8,400	22,599
Dongbu Corp.	15,670	92,195
#*Dongbu HiTek Co., Ltd.	34,668	261,060
Dongbu Insurance Co., Ltd.	45,320	1,429,705
*Dongbu Securities Co., Ltd.	37,101	198,918
#Dongbu Steel Co., Ltd.	38,015	350,512
Dong-Il Corp.	539	27,479
Dongil Industries Co., Ltd.	2,457	170,450
Dongkuk Steel Mill Co., Ltd.	75,000	1,568,058
#Dongwha Pharm Co., Ltd.	33,055	177,841
#Dongwon F&B Co., Ltd.	2,400	99,308
#Dongwon Industries Co., Ltd.	1,963	208,805
#*Dongwon Systems Corp.	117,380	187,165
Dongyang Engineering & Construction Corp.	1,620	20,232
#Dongyang Mechatronics Corp.	43,499	270,253
#Doosan Construction & Engineering Co., Ltd.	49,350	242,555
#Doosan Corp.	16,313	1,781,580
#Doosan Heavy Industries & Construction Co., Ltd.	17,522	1,285,089
#*Doosan Infracore Co., Ltd.	71,640	1,423,325
*DuzonBIzon Co., Ltd.	14,540	229,399
#E1 Corp.	4,869	269,078
*Eagon Industrial Co., Ltd.	7,180	75,241
*Eugene Investment & Securities Co., Ltd.	826,957	606,146
F&F Co., Ltd.	6,240	25,087
#*Firstech Co., Ltd.	26,266	77,926
#*Foosung Co., Ltd.	46,453	153,326
Fursys, Inc.	11,420	285,554
Gaon Cable Co., Ltd.	2,910	78,164
#GIIR, Inc.	13,310	117,499
Global & Yuasa Battery Co., Ltd.	13,750	350,021
#Glovis Co., Ltd.	8,180	905,598
*Golden Bridge Investment & Securities Co., Ltd.	14,420	28,863
Green Cross Corp.	2,552	241,836
Green Cross Holdings Corp.	3,125	253,940
#*Green Non-Life Insurance Co., Ltd.	12,735	52,348
GS Engineering & Construction Corp.	37,310	2,820,238
#GS Global Corp.	4,286	75,085
GS Holdings Corp.	78,290	2,723,209
Gwangju Shinsegae Co., Ltd.	1,256	166,227
Halla Climate Control Corp.	58,300	782,589
#Halla Engineering & Construction Corp.	20,764	329,853
#Han Kuk Carbon Co., Ltd.	32,940	208,365
*Han Yang Securities Co., Ltd.	15,770	136,852
Hana Financial Group, Inc.	256,174	7,967,976
#*Hanall Biopharma Co., Ltd.	23,700	100,701
Handok Pharmaceuticals Co., Ltd.	2,270	29,076
#Handsome Corp.	30,514	402,341
#Hanil Cement Manufacturing Co., Ltd.	9,123	572,927
*Hanil Construction Co., Ltd.	7,386	24,049
#Hanil E-Wha Co., Ltd.	38,970	223,901
#Hanjin Heavy Industries & Construction Co., Ltd.	60,670	1,501,632

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Hanjin Heavy Industries & Construction Holdings Co., Ltd.	19,395	$222,570
#*Hanjin Shipping Co., Ltd.	67,191	1,970,233
#*Hanjin Shipping Holdings Co., Ltd.	12,954	228,824
#Hanjin Transportation Co., Ltd.	14,230	441,065
Hankook Cosmetics Co., Ltd.	16,530	58,836
Hankook Shell Oil Co., Ltd.	1,135	165,651
#Hankook Tire Manufacturing Co., Ltd.	105,620	2,360,447
Hankuk Electric Glass Co., Ltd.	7,490	269,392
Hankuk Glass Industries, Inc.	3,720	81,721
#Hankuk Paper Manufacturing Co., Ltd.	5,240	141,858
#Hanmi Pharm Co., Ltd.	6,735	517,531
#*Hanmi Semiconductor Co., Ltd.	16,270	125,913
Hansae Co., Ltd.	12,022	74,544
Hansae Yes24 Holdings Co., Ltd.	4,007	11,259
Hanshin Construction Co., Ltd.	4,960	46,209
#Hansol Chemical Co., Ltd.	11,270	131,715
#Hansol CSN Co., Ltd.	38,660	79,174
#Hansol LCD, Inc.	8,100	376,759
#Hansol Paper Co., Ltd.	61,000	620,889
#Hanssem Co., Ltd.	19,200	209,289
Hanwha Chemical Corp.	140,452	2,112,958
Hanwha Corp.	44,870	1,659,317
#*Hanwha Non-Life Insurance Co., Ltd.	38,564	340,541
*Hanwha Securities Co., Ltd.	90,751	587,043
Hanwha Timeworld Co., Ltd.	2,210	30,694
Heung-A Shipping Co., Ltd.	48,168	47,562
*HeungKuk Fire & Marine Insurance Co., Ltd.	21,329	110,201
Hite Brewery Co., Ltd.	7,569	890,633
#Hite Holdings Co., Ltd.	16,744	373,294
*HMC Investment Securities Co., Ltd.	25,840	464,055
#Honam Petrochemical Corp.	21,560	2,794,995
#Hotel Shilla Co., Ltd.	57,750	1,157,968
HS R&A Co., Ltd.	2,540	22,906
#Huchems Fine Chemical Corp.	12,680	300,731
#*Huneed Technologies	3,778	19,723
Husteel Co., Ltd.	7,050	102,538
*Hwa Sung Industrial Co., Ltd.	4,820	26,470
Hwacheon Machine Tool Co., Ltd.	1,860	69,553
Hwashin Co., Ltd.	31,450	215,916
#*Hynix Semiconductor, Inc.	351,331	8,892,360
Hyosung T & C Co., Ltd.	37,389	2,653,970
#Hyundai Cement Co., Ltd.	6,730	65,849
#*Hyundai Corp.	6,810	142,801
Hyundai Department Store Co., Ltd.	20,336	1,817,837
Hyundai Development Co.	82,849	2,043,917
#Hyundai DSF Co., Ltd.	5,140	40,373
Hyundai Elevator Co., Ltd.	3,921	171,205
#Hyundai Engineering & Construction Co., Ltd.	32,123	1,551,363
#Hyundai Engineering Plastics Co., Ltd.	17,310	69,961
Hyundai H & S Co., Ltd.	7,131	617,010
#Hyundai Heavy Industries Co., Ltd.	11,322	2,562,483
#Hyundai Hysco	58,630	1,000,030
#*Hyundai Marine & Fire Insurance Co., Ltd.	65,580	1,207,755
#Hyundai Merchant Marine Co., Ltd.	105,381	2,571,933
#Hyundai Mipo Dockyard Co., Ltd.	19,042	2,681,179
Hyundai Mobis	38,601	6,406,846
#Hyundai Motor Co., Ltd.	103,423	12,613,156
Hyundai Pharmaceutical Ind. Co., Ltd.	12,300	22,406
*Hyundai Securities Co.	192,843	2,254,167
Hyundai Steel Co.	74,490	6,074,591
*Il Dong Pharmaceutical Co., Ltd.	5,094	144,239

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Il Yang Pharmaceutical Co., Ltd.	8,593	$195,060
#*Iljin Display Co., Ltd.	18,630	141,224
#*Iljin Electric Co., Ltd.	29,044	256,315
Iljin Holdings Co., Ltd.	16,273	46,321
Ilshin Spinning Co., Ltd.	29	1,784
Ilsung Pharmaceutical Co., Ltd.	2,088	172,330
*Incheon City Gas Co., Ltd.	10	217
Industrial Bank of Korea, Ltd.	195,580	2,719,760
InziControls Co., Ltd.	4,010	11,844
IS Dongseo Co., Ltd.	15,650	113,844
#ISU Chemical Co., Ltd.	11,800	146,752
IsuPetasys Co., Ltd.	34,190	93,553
#Jahwa Electronics Co., Ltd.	17,100	105,543
Jeil Mutual Savings Bank	3,200	20,200
Jeil Pharmaceutical Co.	14,350	140,874
#Jeonbuk Bank, Ltd.	69,287	426,873
*Jinheung Mutual Savings Bank Co., Ltd.	12,577	45,143
#K.C. Tech Co., Ltd.	31,141	195,010
Kangwon Land, Inc.	86,890	1,347,766
KB Financial Group, Inc.	11,530	561,784
KB Financial Group, Inc. ADR	214,911	10,487,657
#*KC Cottrell Co., Ltd.	5,106	65,648
KCC Corp.	7,755	2,180,170
#*KCO Energy, Inc.	70,315	10,986
#*Keangnam Enterprises, Ltd.	16,335	114,671
*KEC Corp.	26,663	27,315
#Keyang Electric Machinery Co., Ltd.	15,560	33,462
#KG Chemical Corp.	9,470	95,603
Kia Motors Corp.	263,080	6,419,132
#*KIC, Ltd.	18,990	143,059
#KISCO Corp.	6,158	200,595
*Kishin Corp.	2,290	17,547
#KISWIRE, Ltd.	11,440	372,156
*KIWOOM Securities Co., Ltd.	11,180	430,159
Kolon Engineering & Construction Co., Ltd.	26,280	106,720
Kolon Industries, Inc.	5,335	149,675
#*Kolon Industries, Inc.	13,720	618,938
*Korea Cast Iron Pipe Co., Ltd.	21,010	83,691
*Korea Circuit Co., Ltd.	9,810	46,986
#Korea Cottrell Co., Ltd.	14,467	55,910
#*Korea Development Co., Ltd.	18,560	68,814
*Korea Development Leasing Corp.	3,890	105,889
*Korea Electric Power Corp.	34,920	1,059,367
*Korea Electric Power Corp. Sponsored ADR	197,803	2,974,957
Korea Electric Terminal Co., Ltd.	7,750	122,676
Korea Exchange Bank	284,019	3,466,611
Korea Export Packing Industries Co., Ltd.	4,160	47,191
#*Korea Express Co., Ltd.	14,547	816,190
*Korea Flange Co., Ltd.	2,740	25,565
Korea Gas Corp.	24,478	986,112
*Korea Investment Holdings Co., Ltd.	67,970	1,984,709
Korea Iron & Steel Co., Ltd.	2,457	129,356
#*Korea Kolmar Co., Ltd.	29,153	125,396
#*Korea Komho Petrochemical Co., Ltd.	19,170	636,888
*Korea Line Corp.	9,894	529,511
*Korea Mutual Savings Bank	2,080	20,936
Korea Petrochemical Industry Co., Ltd.	4,050	166,627
#*Korea Plant Service & Engineering Co., Ltd.	8,800	400,904
Korea Reinsurance Co., Ltd.	90,319	787,576
Korea Zinc Co., Ltd.	11,973	2,084,122
*Korean Air Co., Ltd.	49,156	3,086,262

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Korean Air Terminal Service Co., Ltd.	2,580	$98,044
#KP Chemical Corp.	58,180	491,029
KPX Chemical Co., Ltd.	2,611	117,635
#KPX Fine Chemical Co., Ltd.	1,901	116,494
KPX Holdings Corp.	1,163	60,319
KT Corp.	19,320	857,482
#KT Corp. Sponsored ADR	95,682	2,162,413
KT&G Corp.	83,254	4,196,423
*KTB Securities Co., Ltd.	88,210	296,338
#Kukdo Chemical Co., Ltd.	5,860	143,381
#*Kumho Electric Co., Ltd.	6,538	325,010
*Kumho Industrial Co., Ltd.	44,650	165,764
*Kumho Investment Bank	106,630	102,779
#*Kumho Tire Co., Inc.	61,780	201,536
Kumkang Industrial Co., Ltd.	4,780	42,865
Kunsul Chemical Industrial Co., Ltd.	6,880	94,895
#Kwang Dong Pharmaceutical Co., Ltd.	65,910	171,783
#Kyeryong Construction Industrial Co., Ltd.	9,350	131,060
*Kyobo Securities Co., Ltd.	29,880	263,796
Kyung Nong Corp.	9,330	34,348
*Kyungbang Co., Ltd.	1,098	114,152
Kyungdong City Gas Co., Ltd.	1,630	69,067
#Kyung-in Synthetic Corp.	37,100	109,512
Kyungnam Energy Co., Ltd.	8,290	21,124
LG Chemical, Ltd.	28,574	7,225,670
#LG Corp.	62,414	4,255,664
#LG Display Co., Ltd.	38,000	1,616,082
#LG Display Co., Ltd. ADR	286,450	6,044,095
#LG Electronics, Inc.	47,326	5,160,308
LG Fashion Corp.	31,242	741,403
#LG Hausys, Ltd.	3,866	324,270
#LG Household & Healthcare Co., Ltd.	6,132	1,675,501
#*LG Innotek Co., Ltd.	5,940	918,257
#LG International Corp.	38,238	1,124,195
#*LG Life Sciences, Ltd.	12,883	498,653
LG Telecom, Ltd.	258,450	1,949,458
LIG Insurance Co., Ltd.	40,870	811,693
Livart Furniture Co., Ltd.	6,350	48,523
#Lotte Chilsung Beverage Co., Ltd.	1,263	973,714
#Lotte Confectionary Co., Ltd.	1,268	1,400,591
#Lotte Midopa Co., Ltd.	28,620	294,734
*Lotte Non-Life Insurance Co., Ltd.	19,730	131,001
#Lotte Sam Kang Co., Ltd.	1,281	311,903
#Lotte Shopping Co., Ltd.	10,097	2,863,822
*Lotte Tour Development Co., Ltd.	3,060	82,222
#LS Corp.	16,720	1,363,703
LS Industrial Systems Co., Ltd.	15,515	1,021,776
#*LS Networks Co., Ltd.	8,570	67,348
#Macquarie Korea Infrastructure Fund	285,718	1,229,596
Meritz Fire Marine Insurance Co., Ltd.	100,079	647,869
*Meritz Securities Co., Ltd.	280,890	278,157
*Mirae Asset Securities Co., Ltd.	30,820	1,529,812
Miwon Commercial Co., Ltd.	688	52,081
*Miwon Specialty Chemical Co., Ltd.	371	31,829
*Moorim P&P Co., Ltd.	10,020	74,128
#Moorim Paper Co., Ltd.	11,110	86,275
Motonic Corp.	25,340	204,091
#Namhae Chemical Corp.	24,380	360,076
#*Namkwang Engineering & Construction Co., Ltd.	22,355	112,165
Namyang Dairy Products Co., Ltd.	835	401,300
*Nasan Co., Ltd.	8,964	9,248

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*National Information & Credit Evaluation, Inc.	400	$8,119
NCsoft Corp.	13,230	1,966,975
Nexen Corp.	2,782	113,157
#Nexen Tire Corp.	44,200	218,931
#*NH Investment & Securities Co., Ltd.	43,748	400,459
*NHN Corp.	12,793	2,132,875
#*NK Co., Ltd.	10,730	107,779
#Nong Shim Co., Ltd.	6,131	1,180,867
Nong Shim Holdings Co., Ltd.	1,949	111,834
Noroo Holdings Co., Ltd.	7,711	38,150
Noroo Paint Co., Ltd.	3,854	12,515
OCI Co., Ltd.	9,620	1,824,189
*ON*Media Corp.	96,430	290,881
#*Orientbio, Inc.	61,381	69,439
#ORION Corp.	3,590	940,820
#Ottogi Corp.	2,318	290,093
Pacific Corp.	5,966	685,767
Pacific Pharmaceutical Co., Ltd.	902	26,646
Paik Kwang Industrial Co., Ltd.	1,638	55,075
Pang Rim Co., Ltd.	2,820	36,440
*PaperCorea, Inc.	7,930	52,458
#Pohang Coated Steel Co., Ltd.	6,940	166,761
*Poong Lim Industrial Co., Ltd.	10,310	17,835
#Poongsan Corp.	30,518	734,105
Poongsan Holdings Corp.	7,350	155,746
POSCO	5,467	2,451,585
POSCO ADR	163,308	18,316,625
Pulmuone Co., Ltd.	2,658	108,522
Pum Yang Construction Co., Ltd.	4,931	24,941
Pusan City Gas Co., Ltd.	9,370	168,710
#*RNL BIO Co., Ltd.	60,267	232,365
#S&T Corp.	5,168	110,280
*S&T Daewoo Co., Ltd.	9,660	229,294
S&T Dynamics Co., Ltd.	39,336	561,092
S&T Holdings Co., Ltd.	8,617	102,200
#*S&T Motors Co., Ltd.	92,850	84,431
S1 Corp.	17,226	735,674
#*Saehan Industries, Inc.	461,500	435,639
#*Sajo Industries Co., Ltd.	5,440	123,054
*Sajodaerim Corp.	2,140	30,584
#Sam Jin Pharmaceutical Co., Ltd.	22,281	211,728
Sam Kwang Glass Industrial Co., Ltd.	3,980	170,541
Sam Lip General Foods Co., Ltd.	3,770	31,566
Sam Yung Trading Co., Ltd.	4,148	18,443
#Sambu Construction Co., Ltd.	8,056	135,795
#Samchully Co., Ltd.	3,658	371,772
*Samho Development Co., Ltd.	13,440	34,500
#*Samho International Co., Ltd.	7,527	16,675
Samhwa Crown & Closure Co., Ltd.	608	12,493
Samhwa Paints Industrial Co., Ltd.	10,810	45,346
Samick Musical Instruments Co., Ltd.	22,800	22,055
Samsung Card Co., Ltd.	36,173	1,795,798
Samsung Climate Control Co., Ltd.	4,190	28,875
Samsung Corp.	93,840	4,437,384
#Samsung Electro-Mechanics Co., Ltd.	35,885	4,530,983
Samsung Electronics Co., Ltd.	52,124	39,631,902
#Samsung Engineering Co., Ltd.	21,812	2,102,062
#Samsung Fine Chemicals Co., Ltd.	20,904	1,000,349
Samsung Fire & Marine Insurance, Ltd.	16,013	2,960,234
#Samsung Heavy Industries Co., Ltd.	70,500	1,617,860
Samsung SDI Co., Ltd.	46,832	6,239,196

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Samsung Securities Co., Ltd.	61,167	$3,377,263
#Samsung Techwin Co., Ltd.	24,480	1,946,014
#Samwha Capacitor Co., Ltd.	5,260	51,062
Samwhan Corp.	11,150	100,054
#Samyang Corp.	8,864	325,313
Samyang Foods Co., Ltd.	5,650	97,832
Samyang Genex Co., Ltd.	2,774	163,813
Samyang Tongsang Co., Ltd.	720	15,458
#Samyoung Electronics Co., Ltd.	17,540	173,128
*SAVEZONE I&C Corp.	28,650	70,718
*SBS Media Holdings Co., Ltd.	11,810	29,240
SC Engineering Co., Ltd.	3,275	15,264
#Seah Besteel Corp.	17,770	262,772
SeAH Holdings Corp.	1,966	107,723
SeAH Steel Corp.	4,101	144,075
Sebang Co., Ltd.	15,590	214,131
Sejong Industrial Co., Ltd.	18,910	146,813
Sempio Foods Co.	4,280	72,215
Seoul City Gas Co., Ltd.	1,161	50,328
*Seowon Co., Ltd.	11,290	41,862
*Serim Paper Manufacturing Co., Ltd.	14,157	32,791
*Seshin Co., Ltd.	2,000	54
#Sewon Cellontech Co., Ltd.	26,024	131,174
*SH Chemical Co., Ltd.	25,000	11,294
#*Shell-Line Co., Ltd.	8,200	85,588
Shin Won Corp.	69,550	104,791
*Shin Young Securities Co., Ltd.	6,860	231,808
*Shinhan Engineering & Construction Co., Ltd.	4,013	26,705
Shinhan Financial Group Co., Ltd.	45,981	1,955,923
Shinhan Financial Group Co., Ltd. ADR	114,085	9,713,197
Shinhung Co., Ltd.	1,810	16,284
Shinpoong Pharmaceutical Co., Ltd.	3,290	76,893
Shinsegae Co., Ltd.	5,167	2,368,974
Shinsegae Engineering & Construction Co., Ltd.	1,750	21,324
*Shinsegae Information & Communication Co., Ltd.	1,683	87,819
#*Shinsung Holdings Co., Ltd.	40,665	172,623
*Shinsung Tongsang Co., Ltd.	128,050	67,231
#Silla Trading Co., Ltd.	17,134	179,898
Sindo Ricoh Co., Ltd.	6,002	280,048
SJM Co., Ltd.	16,850	88,176
#*SK Chemicals Co., Ltd.	26,922	1,251,220
#SK Co., Ltd.	38,461	3,024,426
SK Energy Co., Ltd.	43,060	4,691,673
SK Gas Co., Ltd.	4,053	152,998
#SK Networks Co., Ltd.	121,960	1,213,833
SK Telecom Co., Ltd.	5,026	784,358
SK Telecom Co., Ltd. ADR	135,300	2,504,403
#SKC Co., Ltd.	34,500	633,230
*SL Corp.	14,480	111,234
#S-Oil Corp.	33,792	1,722,489
*Solomon Mutual Savings Bank	7,126	24,982
#Songwon Industrial Co., Ltd.	11,870	111,296
*Ssangyong Cement Industry Co., Ltd.	36,347	209,023
#*STX Corp.	40,393	692,418
#STX Engine Co., Ltd.	30,420	608,573
#STX Offshore & Shipbuilding Co., Ltd.	87,366	1,056,097
#STX Pan Ocean Co., Ltd.	154,780	1,822,832
Suheung Capsule Co., Ltd.	2,500	13,797
Sung Bo Chemicals Co., Ltd.	1,020	31,088
#*Sung Jin Geotec Co., Ltd.	8,990	108,714
*Sung Shin Cement Co., Ltd.	18,990	93,099

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Sungchang Enterprise Holdings, Ltd.	6,250	$110,226
*Sunjin Co., Ltd.	470	16,087
#*Sunkyong Securities Co., Ltd.	331,810	712,368
Tae Kwang Industrial Co., Ltd.	707	477,851
#Tae Kyung Industrial Co., Ltd.	28,410	131,631
#Taeyoung Engineering & Construction	78,820	341,369
#*Tai Han Electric Wire Co., Ltd.	41,380	412,279
Tai Lim Packaging Industries Co., Ltd.	66,960	85,469
*Tec & Co.	32,670	7,155
Telcoware Co., Ltd.	2,000	13,046
#*Tong Yang Major Corp.	54,585	136,233
*Tong Yang Securities, Inc.	143,733	1,230,709
TS Corp.	3,625	137,951
#*Uangel Corp.	6,570	35,166
*Uni Chem Co., Ltd.	10,525	3,893
Unid Co., Ltd.	5,230	186,658
*Union Steel Manufacturing Co., Ltd.	9,090	192,071
*Uniquest Corp.	7,000	21,903
#*VGX International, Inc.	25,645	42,679
Whanin Pharmaceutical Co., Ltd.	10,860	72,962
#Woongjin Coway Co., Ltd.	37,370	1,230,522
#*Woongjin Holdings Co., Ltd.	58,110	555,862
#Woongjin Thinkbig Co., Ltd.	12,948	276,076
Woori Finance Holdings Co., Ltd.	184,490	2,926,913
*Woori Finance Holdings Co., Ltd. ADR	1,200	58,380
Woori Financial Co., Ltd.	13,180	107,275
*Woori Investment & Securities Co., Ltd.	158,574	2,317,224
WooSung Feed Co., Ltd.	20,370	35,566
YESCO Co., Ltd.	4,450	98,546
Yoosung Enterprise Co., Ltd.	9,651	20,122
Youlchon Chemical Co., Ltd.	25,230	206,051
Youngone Corp. (6150493)	12,370	364,677
#Youngone Corp. (B622C10)	45,120	382,723
Youngpoong Corp.	1,310	710,354
Yuhan Corp.	11,771	1,699,993
*Yuhwa Securities Co., Ltd.	4,570	59,889
*Yungjin Pharm Co., Ltd.	48,808	54,508

TOTAL SOUTH KOREA		408,049,628

TAIWAN — (11.3%)
*A.G.V. Products Corp.	532,881	206,191
Aaeon Technology, Inc.	43,954	74,955
Ability Enterprise Co., Ltd.	327,893	565,259
*Abocom Systems, Inc.	70,154	26,789
*Acbel Polytech, Inc.	611,468	473,637
*Accton Technology Corp.	921,000	484,424
*Ace Pillar Co., Ltd.	22,000	24,774
Acer, Inc.	1,100,247	3,000,334
*Action Electronics Co., Ltd.	345,000	139,202
*Adlink Technology, Inc.	100,000	137,734
Advanced Semiconductor Engineering, Inc.	957,369	934,631
#Advanced Semiconductor Engineering, Inc. ADR	481,536	2,340,265
*Advancetek Enterprise Co., Ltd.	155,000	98,942
*Advantech Co., Ltd.	252,219	565,264
*Aiptek International, Inc.	44,000	38,286
*ALI Corp.	177,000	370,068
*Allis Electric Co., Ltd.	117,000	49,146
*Alpha Networks, Inc.	421,000	405,014
Altek Corp.	411,360	688,769
*Ambassador Hotel (The)	409,000	452,324
*Ampoc Far East Co., Ltd.	116,567	67,260

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Amtran Technology Co., Ltd.	1,310,366	$1,424,287
*APCB, Inc.	103,000	123,500
Apex Biotechnology Corp.	88,435	179,733
*Apex Medical Corp.	83,000	89,190
*Apex Science & Engineering Corp.	231,000	135,906
*Arima Communication Corp.	465,383	203,751
*Arima Optoelectronics Corp.	167,520	46,602
Asia Cement Corp.	2,723,781	2,561,076
Asia Chemical Corp.	366,000	193,018
*Asia Optical Co, Inc.	282,000	493,146
*Asia Polymer Corp.	321,000	291,137
*Asia Vital Components Co., Ltd.	355,017	442,905
*ASROCK, Inc.	34,000	148,839
Asustek Computer, Inc.	2,850,199	5,495,820
Aten International Co., Ltd.	123,715	242,313
AU Optronics Corp.	1,510,497	1,740,371
#AU Optronics Corp. Sponsored ADR	515,430	5,973,834
*Audix Co., Ltd.	123,969	98,470
Aurora Corp.	198,226	300,000
*Aurora Systems Corp.	95,072	75,778
*AV Tech Corp.	37,000	123,895
*Avermedia Technologies, Inc.	287,037	420,019
*Avision, Inc.	183,263	110,078
Awea Mechantronic Co., Ltd.	71,214	93,153
*Bank of Kaohsiung	586,600	201,193
Basso Industry Corp., Ltd.	290,427	279,744
*Behavior Tech Computer Corp.	84,400	6,112
*Bes Engineering Corp.	2,807,050	676,344
*Biostar Microtech International Corp.	183,712	135,131
*Bright Led Electronics Corp.	118,000	162,284
*C Sun Manufacturing, Ltd.	135,740	89,162
*Cameo Communications, Inc.	220,000	125,599
*Capital Securities Corp.	1,587,000	748,342
*Carnival Industrial Corp.	410,000	121,138
Catcher Technology Co., Ltd.	661,872	1,746,177
*Cathay Chemical Works, Inc.	15,000	5,777
*Cathay Financial Holdings Co., Ltd.	2,889,210	4,622,851
*Cathay Real Estate Development Co., Ltd.	1,774,000	720,898
*Central Reinsurance Co., Ltd.	376,897	198,075
*Chain Qui Development Co., Ltd.	130,464	126,119
*Champion Building Materials Co., Ltd.	494,816	370,548
Chang Hwa Commercial Bank	7,451,000	3,345,658
*Charoen Pokphand Enterprises Co., Ltd.	268,000	128,966
*Cheng Loong Corp.	1,885,000	744,318
Cheng Shin Rubber Industry Co., Ltd.	631,197	1,356,610
*Cheng Uei Precision Industry Co., Ltd.	498,158	961,434
*Chenming Mold Industrial Corp.	184,708	152,249
*Chia Hsin Cement Corp.	855,382	411,735
Chia Ta World Co., Ltd.	87,200	52,867
Chicony Electronics Co., Ltd.	325,898	860,053
*Chien Kuo Construction Co., Ltd.	45,000	26,745
*Chien Shing Stainless Steel Co., Ltd.	191,000	47,906
*Chilisin Electronics Corp.	158,784	161,481
Chimei Innolux Corp.	5,199,545	7,590,600
*China Airlines, Ltd.	2,615,151	1,110,085
*China Chemical & Pharmaceutical Co.	552,000	367,504
*China Development Financial Holding Corp.	14,759,592	4,138,977
China Ecotek Corp.	96,000	158,766
*China Electric Manufacturing Co., Ltd.	479,220	422,626
*China General Plastics Corp.	673,000	268,893
*China Glaze Co., Ltd.	173,264	141,939

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
China Hi-Ment Corp.	124,135	$162,329
*China Life Insurance Co., Ltd.	1,629,972	1,289,998
*China Man-Made Fiber Co., Ltd.	2,181,662	609,096
*China Metal Products Co., Ltd.	434,581	612,035
*China Motor Co., Ltd.	1,480,716	1,049,610
*China Petrochemical Development Corp.	3,267,640	1,625,724
*China Steel Chemical Corp.	102,998	312,936
China Steel Corp.	6,605,548	7,028,915
*China Steel Structure Co., Ltd.	127,000	95,322
*China Synthetic Rubber Corp.	599,818	642,067
*China United Trust & Investment Corp.	50,053	—
*China Wire & Cable Co., Ltd.	203,000	76,831
Chinatrust Financial Holdings Co., Ltd.	9,452,278	5,338,304
*Chinese Maritime Transport, Ltd.	90,460	236,049
*Ching Feng Home Fashions Industries Co., Ltd.	142,657	66,391
*Chin-Poon Industrial Co., Ltd.	617,617	482,383
*Chipbond Technology Corp.	204,221	322,324
*Chong Hong Construction Co.	243,000	500,672
Chroma Ate, Inc.	435,680	932,415
*Chun Yu Works & Co., Ltd.	230,000	79,180
*Chun Yuan Steel Industrial Co., Ltd.	777,177	335,517
*Chung Hsin Electric & Machinery Co., Ltd.	669,000	382,898
*Chung Hung Steel Corp.	2,053,537	1,045,508
*Chung Hwa Pulp Corp.	650,000	331,277
#Chunghwa Telecom Co., Ltd. ADR	261,446	5,103,426
*Chungwa Picture Tubes Co., Ltd.	18,411,604	1,774,643
*Chuwa Wool Industry Co., Ltd.	68,000	84,115
*Clevo Co.	474,685	1,036,985
*CMC Magnetics Corp.	5,051,000	1,418,343
*Collins Co., Ltd.	234,600	116,350
Compal Communications, Inc.	484,744	513,631
Compal Electronics, Inc.	3,395,148	4,718,520
*Compeq Manufacturing Co., Ltd.	1,937,000	581,267
*Continental Holdings Corp.	1,189,667	447,957
*Cosmo Electronics Corp.	91,500	90,172
*Cosmos Bank Taiwan	106,570	23,464
*Coxon Precise Industrial Co., Ltd.	126,000	314,550
CTCI Corp.	475,896	508,125
*CviLux Corp.	52,000	82,733
*Cyberlink Corp.	89,000	410,272
Cybertan Technology, Inc.	261,873	359,418
*Da-Cin Construction Co., Ltd.	353,809	210,445
*Darfon Electronics Corp.	334,000	476,044
*Delpha Construction Co., Ltd.	153,887	70,780
Delta Electronics, Inc.	660,163	2,188,277
*Depo Auto Parts Industrial Co., Ltd.	169,634	424,662
*Diamond Flower Electric Instrument Co., Ltd.	117,571	141,412
*D-Link Corp.	917,940	883,258
*Dynamic Electronics Co., Ltd.	302,000	314,718
*E.Sun Financial Holding Co., Ltd.	5,684,389	2,527,146
*Eastern Media International Corp.	1,491,360	413,794
*Eclat Textile Co., Ltd.	158,524	102,811
*Edom Technology Co., Ltd.	176,600	102,569
Elan Microelectronics Corp.	338,323	545,373
*E-Lead Electronic Co., Ltd.	38,846	28,588
*E-LIFE MALL Corp., Ltd.	23,000	38,771
*Elite Advanced Laser Corp.	49,000	110,477
*Elite Material Co., Ltd.	309,404	346,815
Elite Semiconductor Memory Technology, Inc.	448,390	957,774
*Elitegroup Computer Systems Co., Ltd.	1,336,334	553,663
*EnTie Commercial Bank	126,166	40,930

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Epistar Corp.	647,413	$2,071,530
Eternal Chemical Co., Ltd.	1,187,358	1,258,262
*Eva Airways Corp.	1,985,920	1,030,129
*Everest Textile Co., Ltd.	343,064	72,154
*Everfocus Electronics Corp.	126,000	98,782
*Evergreen International Storage & Transport Corp.	619,000	509,246
*Evergreen Marine Corp., Ltd.	1,778,170	1,136,744
*Everlight Chemical Industrial Corp.	597,000	563,823
Everlight Electronics Co., Ltd.	230,570	726,097
*Everspring Industry Co.	195,000	77,140
Excel Cell Electronics Co., Ltd.	90,000	49,435
*Excelsior Medical Co., Ltd.	105,000	232,435
Far Eastern Department Stores Co., Ltd.	1,286,747	1,148,526
*Far Eastern International Bank	2,719,226	883,470
Far Eastern New Century Corp.	2,415,461	2,620,849
*Far EasTone Telecommunications Co., Ltd.	1,704,000	2,073,970
*Faraday Technology Corp.	252,000	442,102
*Farglory F T Z Investment Holding Co., Ltd.	83,000	82,721
*Farglory Land Development Co., Ltd.	261,000	554,007
*Federal Corp.	639,982	476,393
Feng Hsin Iron & Steel Co., Ltd.	491,131	816,769
*Feng Tay Enterprise Co., Ltd.	384,808	417,822
*First Copper Technology Co., Ltd.	366,000	174,740
First Financial Holding Co., Ltd.	5,805,088	3,195,746
*First Hotel	234,010	188,513
*First Insurance Co., Ltd. (The)	301,640	124,264
*First Steamship Co., Ltd.	180,832	314,298
*FLEXium Interconnect, Inc.	123,000	176,502
Flytech Technology Co., Ltd.	81,900	234,343
*Forhouse Corp.	527,000	680,672
*Formosa Advanced Technologies Co., Ltd.	118,000	190,741
Formosa Chemicals & Fiber Co., Ltd.	2,345,134	5,913,603
Formosa Epitaxy, Inc.	272,022	408,823
Formosa International Hotels Corp.	35,183	413,243
*Formosa Oilseed Processing	191,000	85,146
*Formosa Petrochemical Corp.	402,000	1,055,910
Formosa Plastics Corp.	2,266,279	5,034,864
Formosa Taffeta Co., Ltd.	1,549,460	1,236,555
*Formosan Rubber Group, Inc.	889,000	750,496
*Formosan Union Chemical Corp.	356,035	173,474
Fortune Electric Co., Ltd.	105,052	88,492
Foxconn Technology Co., Ltd.	295,710	1,222,993
*Froch Enterprise Co., Ltd.	252,000	139,513
*Fu I Industrial Co., Ltd.	176,000	48,907
*Fubon Financial Holding Co., Ltd.	3,244,000	3,954,696
*Fullerton Technology Co., Ltd.	107,000	126,312
*Fwuson Industry Co., Ltd.	222,980	87,747
*G Shank Enterprise Co., Ltd.	355,445	340,236
*G.T.M. Corp.	172,000	110,507
*Gamma Optical Co., Ltd.	93,000	107,599
Gem Terminal Industries Co., Ltd.	194,438	183,995
*Gemtek Technology Corp.	375,000	596,571
*General Plastic Industrial Co., Ltd.	60,000	89,607
*Genius Electronic Optical Co., Ltd.	53,000	108,679
*GeoVision, Inc.	26,000	104,875
*Getac Technology Corp.	616,281	472,448
Giant Manufacture Co., Ltd.	195,120	589,571
*Giantplus Technology Co., Ltd.	207,000	115,544
*Giga Solution Tech Co., Ltd.	24,000	18,038
*Giga Storage Corp.	167,400	224,405
*Giga-Byte Technology Co., Ltd.	1,066,750	1,179,017

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Gintech Energy Corp.	243,000	$667,280
*Global Mixed Mode Technology, Inc.	66,000	352,344
*Global Unichip Corp.	62,000	285,619
*Globe Union Industrial Corp.	257,019	307,559
Gold Circuit Electronics, Ltd.	875,747	328,673
*Goldsun Development & Construction Co., Ltd.	2,271,824	962,239
*Good Will Instrument Co., Ltd.	107,150	83,586
*Gordon Auto Body Parts	110,932	47,941
*Grand Pacific Petrochemical Corp.	1,013,000	478,774
Grape King, Inc.	106,000	149,339
*Great China Metal Industry Co., Ltd.	386,000	282,580
Great Taipei Gas Co., Ltd.	572,000	327,038
*Great Wall Enterprise Co., Ltd.	539,197	540,522
Greatek Co., Ltd.	861,206	951,681
*Green Energy Technology, Inc.	129,000	301,497
*Hannstar Board Corp.	142,000	128,523
*HannStar Display Corp.	7,423,000	1,527,886
Hanpin Co., Ltd.	80,000	39,429
*Harvatek Corp.	101,000	123,398
*Hey Song Corp.	831,000	692,668
Highwealth Construction Corp.	608,603	991,782
*Hitron Technologies, Inc.	165,000	101,818
*Ho Tung Holding Corp.	779,645	419,479
*Hocheng Corp.	267,300	93,457
*Hold-Key Electric Wire & Cable Co., Ltd.	145,860	91,756
*Holiday Entertainment Co., Ltd.	208,000	169,364
*Holtek Semiconductor, Inc.	139,000	211,582
*Holystone Enterprise Co., Ltd.	361,000	545,748
Hon Hai Precision Industry Co., Ltd.	3,065,529	14,391,212
*Hong Tai Electric Industrial Co., Ltd.	440,000	191,619
*Hota Industrial Manufacturing Co., Ltd.	160,000	79,926
Hotai Motor Co., Ltd.	407,000	1,136,146
*Hsin Kuang Steel Co., Ltd.	452,783	472,163
*Hsing Ta Cement Co., Ltd.	296,000	94,918
HTC Corp.	156,886	2,102,221
*Hua Eng Wire & Cable Co., Ltd.	1,051,000	393,010
Hua Nan Financial Holding Co., Ltd.	4,284,729	2,514,028
*Huaku Development Co., Ltd.	219,000	596,434
*Huang Hsiang Construction Co.	228,735	408,238
*Hung Ching Development & Construction Co., Ltd.	227,000	145,072
Hung Poo Construction Corp.	336,537	445,434
*Hung Sheng Construction Co., Ltd.	889,000	517,098
*Hwa Fong Rubber Co., Ltd.	539,000	234,312
*Ichia Technologies, Inc.	535,255	276,034
*I-Chiun Precision Industry Co., Ltd.	266,211	447,845
*ICP Electronics, Inc.	132,000	165,531
Infortrend Technology, Inc.	287,866	427,181
*Inotera Memories, Inc.	1,500,924	1,059,403
*Inventec Appliances Corp.	223,000	198,161
Inventec Corp.	3,032,821	1,748,559
*I-Sheng Electric Wire & Cable Co., Ltd.	61,000	114,518
ITE Technology, Inc.	255,314	453,063
*Jean Co., Ltd.	186,304	96,845
*Jenn Feng New Energy Co., Ltd.	133,000	162,682
*Jess-Link Products Co., Ltd.	96,000	354,821
Johnson Health Tech Co., Ltd.	164,085	255,458
*Jui Li Enterprise Co., Ltd.	175,100	52,561
*K Laser Technology, Inc.	122,459	86,826
*Kang Na Hsiung Co., Ltd.	217,150	145,505
*Kao Hsing Chang Iron & Steel Corp.	368,000	112,656
*Kaulin Manufacturing Co., Ltd.	176,684	138,440

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Kee Tai Properties Co., Ltd.	512,081	$258,673
Kenda Rubber Industrial Co., Ltd.	742,639	795,055
Kian Shen Corp.	73,151	145,760
*King Core Electronics, Inc.	76,000	91,118
*King Slide Works Co., Ltd.	49,000	286,573
*King Yuan Electronics Co., Ltd.	2,070,032	980,038
*Kingdom Construction Co., Ltd.	585,000	445,269
*King’s Town Bank	1,026,653	294,364
*King’s Town Construction Co., Ltd.	357,086	341,260
*Kinik Co.	130,000	177,228
*Kinko Optical Co., Ltd.	225,772	215,813
*Kinpo Electronics, Inc.	2,456,892	746,325
Kinsus Interconnect Technology Corp.	367,476	953,597
Knowledge-Yield-Excellence Systems Corp.	400,736	423,137
*KS Terminals, Inc.	115,000	136,995
Kung Long Batteries Industrial Co., Ltd.	47,000	82,336
*Kuoyang Construction Co., Ltd.	730,000	520,898
*Kwong Fong Industries Corp.	1,010,000	276,188
*L&K Engineering Co., Ltd.	97,000	114,500
*Lan Fa Textile Co., Ltd.	318,024	118,291
Largan Precision Co., Ltd.	68,234	1,125,240
*Lead Data Co., Ltd.	315,000	78,787
Leader Electronics, Inc.	71,000	65,624
*Leadtrend Technology Corp.	24,000	136,594
*Lealea Enterprise Co., Ltd.	1,163,550	473,681
*Ledtech Electronics Corp.	81,000	71,728
*Lee Chang Yung Chemical Industry Corp.	641,766	810,988
*Lee Chi Enterprises Co., Ltd.	196,000	85,837
*Lelon Electronics Corp.	146,000	91,026
*Leofoo Development Co., Ltd.	446,000	253,540
Les Enphants Co., Ltd.	96,407	110,027
*Li Peng Enterprise Co., Ltd.	746,920	408,810
*Lian Hwa Foods Corp.	72,000	36,746
*Lien Chang Electronic Enterprise Co., Ltd.	68,000	45,449
*Lien Hwa Industrial Corp.	960,407	548,383
*Lingsen Precision Industries, Ltd.	447,490	281,693
*LITE-ON IT Corp.	428,000	464,749
*Lite-On Semiconductor Corp.	416,000	287,539
Lite-On Technology Corp.	2,255,014	2,992,800
*Long Bon International Co., Ltd.	452,875	227,866
*Long Chen Paper Co., Ltd.	504,838	177,806
*Lotes Co., Ltd.	44,871	299,571
*Lucky Cement Corp.	311,000	80,587
*Lumax International Corp., Ltd.	71,000	132,013
Macronix International Co., Ltd.	4,657,677	3,097,109
Makalot Industrial Co., Ltd.	152,430	350,700
*Marketech International Corp.	138,000	74,269
*Masterlink Securities Corp.	1,381,000	548,384
*Maxtek Technology Co., Ltd.	51,000	74,924
*Mayer Steel Pipe Corp.	209,685	161,860
*Maywufa Co., Ltd.	118,500	65,376
Media Tek, Inc.	258,695	4,380,234
Mega Financial Holding Co., Ltd.	7,020,000	4,099,775
*Meiloon Co., Ltd.	207,045	85,665
*Mercuries & Associates, Ltd.	498,450	255,468
Merida Industry Co., Ltd.	189,750	290,933
*Merry Electronics Co., Ltd.	241,920	461,946
*Microelectronics Technology, Inc.	781,503	498,485
*Micro-Star International Co., Ltd.	1,527,465	948,025
Min Aik Technology Co., Ltd.	157,562	274,057
*Mirle Automation Corp.	224,553	225,974

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Mitac International Corp.	2,038,135	$946,457
*Mobiletron Electronics Co., Ltd.	129,000	108,780
*Mosel Vitelic, Inc.	804,000	375,903
*Mospec Seminconductor Corp.	79,000	48,282
*Mustek Systems, Inc.	58,918	15,001
Nak Sealing Technologies Corp.	59,549	87,072
*Namchow Chemical Industrial Co., Ltd.	240,000	334,430
Nan Ya Plastic Corp.	3,007,103	6,304,646
Nan Ya Printed Circuit Board Corp.	188,700	787,360
*Nankang Rubber Tire Co., Ltd.	812,166	1,154,494
*Nantex Industry Co., Ltd.	305,659	218,495
*Nanya Technology Corp.	1,782,570	1,563,535
National Petroleum Co., Ltd.	284,000	326,184
*New Asia Construction & Development Co., Ltd.	199,000	45,585
*Nien Hsing Textile Co., Ltd.	827,000	482,185
*Novatek Microelectronics Corp, Ltd.	280,000	959,763
*Ocean Plastics Co., Ltd.	206,000	146,926
*Optimax Technology Corp.	381,654	38,657
Opto Tech Corp.	627,713	498,724
*Orient Semiconductor Electronics, Ltd.	720,000	223,849
*Oriental Union Chemical Corp.	952,290	823,572
*Orise Technology Co., Ltd.	53,000	97,794
*Pacific Construction Co., Ltd.	332,000	54,591
*Pan Jit International, Inc.	541,995	540,895
Pan-International Industrial Corp.	576,148	965,749
*Paragon Technologies Co., Ltd.	87,000	247,692
PC Home Online	46,000	119,515
*Phihong Technology Co., Ltd.	704,143	766,154
*Phytohealth Corp.	119,000	194,790
Pihsiang Machinery Mfg. Co., Ltd.	130,000	228,344
*Plotech Co., Ltd.	126,000	94,751
*Polaris Securities Co., Ltd.	3,340,000	1,665,228
*Polytronics Technology Corp.	55,000	116,935
Pou Chen Corp.	3,136,280	2,684,300
*Power Quotient International Co., Ltd.	159,000	141,875
*Powercom Co., Ltd.	124,000	135,199
*Powertech Industrial Co., Ltd.	49,000	65,660
*Powertech Technology, Inc.	313,000	1,116,460
*Precision Silicon Corp.	61,000	63,977
President Chain Store Corp.	395,728	1,131,490
*President Securities Corp.	1,127,000	677,425
*Prince Housing & Development Corp.	1,400,975	640,778
*Prodisc Technology, Inc.	603,000	10,532
*Promate Electronic Co., Ltd.	159,000	135,545
Promise Technology, Inc.	127,264	99,031
*Protop Technology Co., Ltd.	148,000	992
*Qisda Corp.	2,832,182	1,674,178
Quanta Computer, Inc.	886,436	1,666,244
*Quintain Steel Co., Ltd.	299,250	99,788
*Radiant Opto-Electronics Corp.	400,000	603,632
*Radium Life Tech Corp.	838,394	744,494
*Ralec Electronic Corp.	65,508	152,513
*Ralink Technology Corp.	85,000	396,638
Realtek Semiconductor Corp.	507,933	1,375,714
*Rechi Precision Co., Ltd.	228,000	103,651
*Rexon Industrial Corp., Ltd.	207,000	78,904
Richtek Technology Corp.	85,881	900,480
*Ritek Corp.	4,796,268	1,291,258
*Roundtop Machinery Industries Co., Ltd.	50,000	56,131
Ruentex Development Co., Ltd.	629,000	1,027,890
*Ruentex Industries, Ltd.	504,000	1,231,436

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Sampo Corp.	1,729,584	$278,923
San Fang Chemical Industry Co., Ltd.	155,431	193,125
*Sanyang Industrial Co., Ltd.	1,257,927	519,428
*Sanyo Electric Co., Ltd.	246,000	239,187
SDI Corp.	154,000	261,861
Senao International Co., Ltd.	96,547	152,610
Shan-Loong Transportation Co., Ltd.	111,247	57,589
*Sheng Yu Steel Co., Ltd.	231,000	172,312
*ShenMao Technology, Inc.	42,000	80,822
*Shih Wei Navigation Co., Ltd.	217,399	297,082
*Shihlin Electric & Engineering Corp.	502,000	607,662
*Shihlin Paper Corp.	187,000	420,398
*Shin Hai Gas Corp.	5,000	4,376
*Shin Kong Financial Holding Co., Ltd.	7,667,349	2,945,878
Shin Shin Co., Ltd.	77,000	60,005
Shin Shin Natural Gas Co., Ltd.	8,000	7,356
*Shin Zu Shing Co., Ltd.	116,000	452,119
*Shining Building Business Co., Ltd.	200,000	211,139
*Shinkong Co., Ltd.	281,784	276,723
*Shinkong Synthetic Fibers Co., Ltd.	2,422,282	990,189
*Shuttle, Inc.	166,000	141,090
*Sigurd Microelectronics Corp.	494,877	402,915
*Silicon Integrated Systems Corp.	1,371,233	891,058
Siliconware Precision Industries Co., Ltd.	1,245,492	1,526,142
Siliconware Precision Industries Co., Ltd. Sponsored ADR	150,438	925,194
Silitech Technology Corp.	84,159	299,184
*Sinbon Electronics Co., Ltd.	81,000	63,807
*Sincere Navigation Corp.	356,370	460,806
*Sinkang Industries Co., Ltd.	122,652	87,548
*Sinkong Textile Co., Ltd.	416,169	502,543
*Sinon Corp.	579,740	255,965
*SinoPac Holdings Co., Ltd.	8,730,000	2,969,136
*Sinphar Pharmaceutical Co., Ltd.	119,000	119,072
*Sintek Photronics Corp.	1,072,262	694,535
Sinyi Realty Co., Ltd.	95,000	186,553
Sitronix Technology Corp.	120,367	223,290
*Siward Crystal Technology Co., Ltd.	69,705	32,465
*Solelytex Enterprise Corp.	111,493	117,723
*Solomon Technology Corp.	132,612	62,609
*Sonix Technology Co., Ltd.	141,000	352,813
*South East Soda Manufacturing Co., Ltd.	168,250	172,158
*Southeast Cement Co., Ltd.	455,000	171,821
*Space Shuttle Hi-Tech Co., Ltd.	83,587	32,920
*SPI Electronic Co., Ltd.	306,530	408,245
*Spirox Corp.	143,145	133,721
*Springsoft, Inc.	387,565	405,816
*Standard Chemical & Pharmaceutical Co., Ltd.	186,122	164,485
Standard Foods Taiwan, Ltd.	322,605	694,152
*Star Travel Taiwan Co., Ltd.	191,014	155,856
*Stark Technology, Inc.	168,400	170,260
*Sunonwealth Electric Machine Industry Co., Ltd.	280,001	237,928
*Sunplus Technology Co., Ltd.	891,153	821,898
Sunrex Technology Corp.	295,351	324,465
*Supreme Electronics Co., Ltd.	241,000	219,347
*Sweeten Construction Co., Ltd.	233,000	122,975
Synnex Technology International Corp.	708,445	1,688,201
*Sysware Systex Corp.	87,293	132,455
*T JOIN Transportation Co., Ltd.	631,000	477,646
*Ta Chen Stainless Pipe Co., Ltd.	712,624	530,167
*Ta Chong Bank, Ltd.	3,202,000	658,458
*Ta Ya Electric Wire & Cable Co., Ltd.	1,062,090	311,595

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Ta Yih Industrial Co., Ltd.	38,000	$71,131
*Tah Hsin Industrial Corp.	159,000	115,470
*Tai Roun Products Co., Ltd.	200,000	63,156
*Ta-I Technology Co., Ltd.	297,939	390,481
*Taichung Commercial Bank	2,050,226	553,956
*Tainan Enterprises Co., Ltd.	168,289	202,850
*Tainan Spinning Co., Ltd.	2,530,000	1,113,069
*Taishin Financial Holdings Co., Ltd.	6,347,723	2,449,375
*Taisun Enterprise Co., Ltd.	369,800	149,952
*Taita Chemical Co., Ltd.	165,830	66,897
Taiwan Acceptance Corp.	96,000	121,877
*Taiwan Business Bank	3,991,118	1,068,795
Taiwan Cement Corp.	4,837,709	4,347,332
*Taiwan Cogeneration Corp.	574,000	315,127
Taiwan Cooperative Bank	5,144,935	3,134,656
Taiwan Fertilizer Co., Ltd.	784,000	2,494,747
*Taiwan Fire & Marine Insurance Co., Ltd.	318,000	281,292
*Taiwan Flourescent Lamp Co., Ltd.	119,000	11,316
*Taiwan Fu Hsing Industrial Co., Ltd.	136,000	89,508
Taiwan Glass Industrial Corp.	1,275,055	1,187,465
Taiwan Hon Chuan Enterprise Co., Ltd.	322,925	623,011
*Taiwan International Securities Corp.	693,000	227,100
*Taiwan Kai Yih Industrial Co., Ltd.	64,981	68,930
*Taiwan Kolin Co., Ltd.	508,000	—
*Taiwan Land Development Corp.	298,000	127,616
*Taiwan Life Insurance Co., Ltd.	306,709	379,643
Taiwan Line Tek Electronic Co., Ltd.	71,011	112,945
*Taiwan Mask Corp.	573,000	231,144
*Taiwan Mobile Co., Ltd.	169,000	323,411
*Taiwan Nano Electro-Optical Technology Co., Ltd.	196,000	156,767
Taiwan Navigation Co., Ltd.	263,720	344,135
*Taiwan Paiho Co., Ltd.	480,670	435,916
*Taiwan Pulp & Paper Corp.	398,000	160,358
*Taiwan Sakura Corp.	355,388	263,305
Taiwan Secom Co., Ltd.	237,932	385,321
Taiwan Semiconductor Manufacturing Co., Ltd.	8,292,652	16,229,551
*Taiwan Sogo Shinkong Security Co., Ltd.	455,407	342,826
*Taiwan Styrene Monomer Corp.	1,168,602	574,562
*Taiwan Tea Corp.	857,896	480,824
*Taiyen Biotech Co., Ltd.	345,000	218,728
*Tatung Co., Ltd.	6,490,000	1,333,516
*Teapo Electronic Corp.	362,000	93,830
*Teco Electric & Machinery Co., Ltd.	3,215,000	1,426,674
*Tecom, Ltd.	408,000	144,522
Ten Ren Tea Co., Ltd.	65,170	98,261
*Test Research, Inc.	100,000	146,128
*Test-Rite International Co., Ltd.	594,000	351,592
Thinking Electronic Industrial Co., Ltd.	76,058	128,950
*Thye Ming Industrial Co., Ltd.	233,958	329,823
*Ton Yi Industrial Corp.	1,368,000	591,203
*Tong Hsing Electronic Industries, Ltd.	82,000	290,050
*Tong Yang Industry Co., Ltd.	594,620	1,042,550
*Tong-Tai Machine & Tool Co., Ltd.	201,000	203,389
*Topco Scientific Co., Ltd.	213,000	278,658
Transcend Information, Inc.	233,521	738,124
*Tripod Technology Corp.	261,000	896,732
*Tsann Kuen Enterprise Co., Ltd.	127,343	302,124
TSRC Corp.	519,650	749,809
TTET Union Corp.	155,000	202,721
Tung Ho Steel Enterprise Corp.	1,123,645	1,211,234
*TXC Corp.	284,000	468,356

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*TYC Brother Industrial Co., Ltd.	377,860	$290,305
*Tycoons Group Enterprise Co., Ltd.	979,000	219,728
*Tyntek Corp.	684,384	553,865
*Tze Shin International Co., Ltd.	184,996	89,079
U-Ming Marine Transport Corp.	458,200	946,312
*Uniform Industrial Corp.	23,611	18,955
*Unimicron Technology Corp.	1,706,563	2,563,933
*Union Bank of Taiwan	1,462,000	273,412
*Union Insurance Co., Ltd.	134,216	91,891
Uni-President Enterprises Corp.	2,587,691	2,876,771
*Unitech Electronics Co., Ltd.	238,365	155,509
*Unitech Printed Circuit Board Corp.	839,579	321,915
*United Integration Service Co., Ltd.	283,800	275,822
*United Microelectronics Corp.	11,060,441	5,564,713
*Unity Opto Technology Co., Ltd.	344,689	702,916
*Universal Cement Corp.	932,773	462,410
*Universal Microelectronics Co., Ltd.	146,926	106,167
*Universal, Inc.	37,080	28,483
*UPC Technology Corp.	1,143,468	730,064
*USI Corp.	1,106,000	817,121
*U-TECH Media Corp.	189,000	98,740
*Ve Wong Corp.	282,450	226,273
*Veutron Corp.	65,000	8,234
*Via Technologies, Inc.	438,097	248,030
*Visual Photonics Epitacy Co., Ltd.	104,596	265,633
*Waffer Technology Co., Ltd.	169,000	42,639
*Wah Lee Industrial Corp.	270,000	405,641
*Walsin Lihwa Corp.	4,929,021	2,155,729
*Walsin Technology Corp., Ltd.	1,039,315	669,992
*Walton Advanced Engineering, Inc.	327,000	172,162
*Wan Hai Lines Co., Ltd.	1,183,359	732,322
*Wan Hwa Enterprise Co., Ltd.	109,173	57,267
*Waterland Financial Holdings	3,810,446	1,217,340
*Wei Chih Steel Industrial Co., Ltd.	210,000	62,583
*Wei Chuan Food Corp.	378,000	440,718
*Weikeng Industrial Co., Ltd.	229,000	168,969
*Wellypower Optronics Corp.	113,000	121,988
*Weltrend Semiconductor, Inc.	302,275	240,171
*Winbond Electronics Corp.	6,450,000	1,857,307
*Wintek Corp.	1,807,064	1,504,547
Wistron Corp.	1,393,246	2,676,994
*Wistron NeWeb Corp.	304,674	545,770
*WPG Holdings Co., Ltd.	495,000	1,016,045
*WT Microelectronics Co., Ltd.	233,000	287,808
*WUS Printed Circuit Co., Ltd.	309,000	136,025
*Yageo Corp.	4,505,000	2,159,749
*Yang Ming Marine Transport Corp.	2,357,234	963,670
*Yeung Cyang Industrial Co., Ltd.	579,691	486,135
*Yieh Phui Enterprise Co., Ltd.	2,109,653	839,055
*Yosun Industrial Corp.	537,576	884,390
*Young Fast Optoelectronics Co., Ltd.	53,000	495,300
*Young Optics, Inc.	23,000	203,617
Yuanta Financial Holding Co., Ltd.	8,332,292	4,968,064
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,029,772	825,536
Yulon Motor Co., Ltd.	1,379,715	1,602,466
*Yulon Nissan Motor Co., Ltd.	29,000	87,670
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	109,350	168,912
Yung Shin Pharmaceutical Industrial Co., Ltd.	283,000	315,182
*Yung Tay Engineering Co., Ltd.	695,000	645,338
*Zenitron Corp.	186,000	134,225
*Zig Sheng Industrial Co., Ltd.	399,568	210,576

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Zinwell Corp.	262,979	$442,195
*Zippy Technology Corp.	106,028	88,533
*Zyxel Communication Corp.	654,496	452,870

TOTAL TAIWAN		402,795,239

THAILAND — (2.0%)
*ACL Bank PCL (Foreign)	330,500	114,406
Advance Info Service PCL (Foreign)	494,000	1,156,560
Airports of Thailand PCL (Foreign)	552,000	584,330
Amata Corp. PCL (Foreign)	527,500	110,864
*Asia Plus Securities PCL (Foreign)	1,281,200	71,277
Asia Plus Securities PCL (Foreign) NVDR	1,260,100	70,103
*Asian Property Development PCL (Foreign)	2,530,300	398,842
Ayudhya Insurance PCL (Foreign)	191,400	107,369
Bangchak Petroleum PCL (Foreign)	904,600	388,624
Bangkok Aviation Fuel Services PCL (Foreign)	409,154	104,328
Bangkok Bank PCL (Foreign)	1,239,000	4,595,271
Bangkok Bank PCL (Foreign) NVDR	140,800	506,976
Bangkok Chain Hospital PCL (Foreign)	866,600	135,260
Bangkok Dusit Medical Services PCL (Foreign)	596,800	459,290
*Bangkok Expressway PCL (Foreign)	591,800	345,697
Bangkok Insurance PCL (Foreign)	2,200	13,599
*Bangkok Land PCL (Foreign) NVDR	2,802,700	43,312
*Bangkok Metro PCL (Foreign)	2,141,900	47,002
*Bangkokland PCL (Foreign)	21,097,300	326,028
Bank of Ayudhya PCL (Foreign)	1,252,000	766,175
Bank of Ayudhya PCL (Foreign) NVDR	2,752,700	1,650,514
Banpu PCL (Foreign)	78,800	1,578,192
BEC World PCL (Foreign)	712,400	510,823
*Big C Supercenter PCL (Foreign)	234,100	331,018
*Big C Supercenter PCL (Foreign) NVDR	27,000	38,178
Bumrungrad Hospital PCL (Foreign)	387,600	359,388
*C.P. ALL PCL (Foreign)	1,207,200	1,044,710
Cal-Comp Electronics (Thailand) PCL (Foreign)	4,903,100	454,622
*Central Plaza Hotel PCL (Foreign)	493,100	58,523
Ch. Karnchang PCL (Foreign)	970,400	158,959
Charoen Pokphand Foods PCL (Foreign)	4,735,900	2,268,782
*Charoong Thai Wire & Cable PCL (Foreign)	343,000	55,656
Delta Electronics (Thailand) PCL (Foreign)	913,300	609,714
Dynasty Ceramic PCL (Foreign)	176,600	212,870
Eastern Water Resources Development & Management PCL (Foreign)	846,600	118,794
Electricity Generating PCL (Foreign)	188,400	464,376
Electricity Generating PCL (Foreign) NVDR	85,100	209,758
*Erawan Group PCL (Foreign)	1,115,200	74,450
*G J Steel PCL (Foreign)	22,132,000	129,967
*G Steel PCL (Foreign)	8,157,300	103,369
Glow Energy PCL (Foreign)	710,600	785,163
GMM Grammy PCL (Foreign)	186,400	77,775
Hana Microelectronics PCL (Foreign)	466,057	342,827
Hermraj Land & Development PCL (Foreign)	9,272,000	257,914
Home Product Center PCL (Foreign)	1,963,814	327,758
*ICC International PCL (Foreign)	49,200	61,586
Indorama Polymers PCL (Foreign)	709,800	175,503
IRPC PCL (Foreign)	13,170,500	1,799,215
*Italian-Thai Development PCL (Foreign) NVDR	3,291,100	268,537
*ITV PCL (Foreign)	183,700	5,962
*Jasmine International PCL (Foreign)	1,294,700	17,207
Kasikornbank PCL (Foreign)	1,106,800	3,224,104
*Kasikornbank PCL (Foreign) NVDR	238,500	665,264
Khon Kaen Sugar Industry PCL (Foreign)	829,900	292,408
*Kiatnakin Finance PCL (Foreign)	379,400	313,675

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Kim Eng Securities Thailand PCL (Foreign)	531,800	$182,444
Kim Eng Securities Thailand PCL (Foreign) NVDR	146,500	50,260
Krung Thai Bank PCL (Foreign)	6,013,200	2,285,964
*Krungthai Card PCL (Foreign)	115,200	34,715
L.P.N. Development PCL (Foreign)	1,590,700	319,566
Land & Houses PCL (Foreign) NVDR	3,864,600	603,191
Land and Houses PCL (Foreign)	942,800	152,981
Lanna Resources PCL (Foreign)	227,400	111,047
*Loxley PCL (Foreign)	1,996,500	93,176
Major Cineplex Group PCL (Foreign)	605,300	160,890
*MBK Development PCL (Foreign)	134,200	309,006
MCOT PCL (Foreign)	280,700	201,275
Minor International PCL (Foreign)	134,292	39,431
Muramoto Electronic (Thailand) PCL (Foreign)	7,400	37,738
Polyplex PCL (Foreign)	373,900	76,849
Precious Shipping PCL (Foreign)	1,104,000	634,659
Preuksa Real Estate PCL (Foreign)	777,900	348,618
Property Perfect PCL (Foreign)	1,383,500	163,343
PTT Aromatics & Refining PCL (Foreign)	1,825,243	1,565,461
PTT Chemical PCL (Foreign)	923,971	2,955,679
PTT Exploration & Production PCL (Foreign)	530,000	2,489,878
PTT PCL (Foreign)	957,600	7,606,342
Quality Houses PCL (Foreign)	9,065,600	599,610
Ratchaburi Electricity Generating Holding PCL (Foreign)	576,600	650,468
*Regional Container Lines PCL (Foreign)	384,200	148,431
Robinson Department Store PCL (Foreign)	623,500	242,809
Rojana Industrial Park PCL (Foreign)	602,000	162,803
Saha-Union PCL (Foreign)	297,800	217,218
*Sahaviriya Steel Industries PCL (Foreign)	8,303,400	400,349
Samart Corporation PCL (Foreign)	538,600	89,059
Samart I-Mobile PCL (Foreign)	1,746,000	95,516
Sansiri PCL (Foreign)	1,512,700	211,324
SC Asset Corp. PCL (Foreign)	430,100	139,578
*Serm Suk PCL (Foreign) NVDR	112,700	100,143
*Shinawatra Satellite PCL (Foreign)	833,700	127,806
Siam Cement PCL (Foreign) (The)	89,100	746,286
Siam Cement PCL (Foreign) NVDR (The)	144,800	1,181,493
Siam City Bank PCL (Foreign)	1,481,300	1,465,047
Siam City Cement PCL (Foreign)	69,600	462,494
Siam City Cement PCL (Foreign) NVDR	9,100	60,470
Siam Commercial Bank PCL (Foreign)	1,143,900	2,899,082
Siam Future Development PCL (Foreign)	387,400	36,878
Siam Makro PCL (Foreign)	110,300	335,792
Siamgas & Petrochemicals PCL (Foreign)	590,200	162,348
Sino-Thai Engineering & Construction PCL (Foreign)	1,560,800	253,259
Sri Trang Agro Industry PCL (Foreign)	91,900	134,207
*Supalai PCL (Foreign)	2,095,700	479,313
*Tata Steel (Thailand) PCL (Foreign)	5,191,400	282,394
Thai Carbon Black PCL (Foreign)	61,100	51,932
Thai Oil PCL (Foreign)	1,593,400	2,314,628
*Thai Plastic & Chemicals PCL (Foreign)	551,200	304,945
Thai Reinsurance PCL (Foreign)	220,700	39,222
*Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	184,222
Thai Union Frozen Products PCL (Foreign)	674,500	792,180
Thai Vegetable Oil PCL (Foreign)	359,025	185,310
*Thanachart Capital PCL (Foreign)	1,330,200	933,257
Thoresen Thai Agencies PCL (Foreign)	610,720	445,464
*Ticon Industrial Connection PCL (Foreign)	378,300	110,491
*Tipco Asphalt PCL (Foreign)	62,800	67,934
TIPCO Foods (Thailand) PCL (Foreign)	138,500	18,064
*Tisco Financial Group PCL (Foreign)	731,000	587,421

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*TMB Bank PCL (Foreign)	33,057,013	$1,379,291
*Total Access Communication PCL (Foreign)	200,000	211,714
TPI Polene PCL (Foreign)	1,060,200	268,695
*True Corp. PCL (Foreign)	4,254,700	357,681
Univanich Palm Oil PCL (Foreign)	15,000	36,625
*Vanachai Group PCL (Foreign)	1,337,400	170,301
*Vinythai PCL (Foreign)	563,300	134,057

TOTAL THAILAND		70,092,998

TURKEY — (2.3%)
*Adana Cimento Sanayii Ticaret A.S. Class A	100,044	371,508
*Adana Cimento Sanayii Ticaret A.S. Class C	51,662	22,545
Akbank T.A.S.	667,644	3,352,457
*Akcansa Cimento Sanayi ve Ticaret A.S.	111,467	593,777
*Akenerji Elektrik Uretim A.S.	41,512	112,166
*Akenerji Elektrik Uretim A.S. I-10 Shares	197,251	500,880
*Aksa Akrilik Kimya Sanayii A.S.	143,535	268,460
*Aksigorta A.S.	283,115	388,962
*Alarko Holding A.S.	212,893	532,028
Albaraka Turk Katilim Bankasi A.S.	346,957	671,579
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	1
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	40,843	203,468
Anadolu Anonim Turk Sigorta Sirketi A.S.	438,395	411,214
*Anadolu Cam Sanayii A.S.	220,765	328,454
Anadolu Efes Biracilik ve Malt Sanayi A.S.	121,489	1,505,909
Anadolu Hayat Sigorta A.S.	76,697	235,475
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,994	59,416
Arcelik A.S.	379,674	1,682,466
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	40,597	362,408
*Asya Katilim Bankasi A.S.	797,871	2,106,254
*Ayen Enerji A.S.	58,827	121,163
Aygaz A.S.	227,736	997,748
Bagfas Bandirma Gubre Fabrikalari A.S.	3,578	293,574
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	64,466	232,269
*Bati Anabolu Cimento A.S.	22,868	119,396
BIM BirlesikMagazalar A.S.	34,528	1,929,961
*Bolu Cimento Sanayii A.S.	184,348	255,225
*Borusan Mannesmann Boru Sanayi A.S.	12,851	146,484
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1	73
*Boyner Buyuk Magazacilik A.S.	20,255	28,838
Brisa Bridgestone Sabanci Lastik San ve Tic A.S.	851	53,307
BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	148,584
Bursa Cimento Fabrikasi A.S.	41,815	148,904
*Celebi Hava Servisi A.S.	7,051	81,364
*Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	1
*Cimsa Cimento Sanayi ve Ticaret A.S.	90,662	535,221
Coca-Cola Icecek A.S.	63,006	617,831
*Dentas Ambalaj ve Kagit Sanayi A.S.	1	1
*Deva Holding A.S. (B03MR90)	78,426	175,443
*Deva Holding A.S. (B626427)	19,606	43,465
*Dogan Gazetecilik A.S.	63,205	135,474
Dogan Sirketler Grubu Holdings A.S.	1,736,358	1,297,499
*Dogan Yayin Holding A.S.	696,123	666,353
*Dogus Otomotiv Servis ve Ticaret A.S.	82,629	358,004
*Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	44,335	42,038
*Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	52,430
*EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	416,444	761,071
Enka Insaat ve Sanayi A.S.	242,226	1,169,342
*Eregli Demir ve Celik Fabrikalari Turk A.S.	1,392,186	4,363,145
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	8,502	522,780
Ford Otomotiv Sanayi A.S.	138,652	1,095,618

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Fortis Bank A.S.	18,516	$25,420
*Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	511	57,699
*Global Yatirim Holding A.S.	192,034	107,816
*Goldas Kuyumculuk Sanayi A.S.	61,429	48,738
*Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	5,202	268,792
*Goodyear Lastikleri T.A.S.	13,889	165,252
*GSD Holding A.S.	508,433	405,854
*Gubre Fabrikalari Ticaret A.S.	55,148	463,576
*Gunes Sigorta A.S.	135,452	200,454
*Haci Omer Sabanci Holding A.S.	202,712	939,618
*Hektas Ticaret T.A.S.	1	—
*Hurriyet Gazetecilik ve Matbaacilik A.S.	476,337	525,792
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	252,538	184,218
*Ihlas Holding A.S.	541,734	257,065
*Isiklar Yatirim Holding A.S.	13,412	18,285
*Izmir Demir Celik Sanayii A.S.	148,330	243,476
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	356,449	266,883
Karton Sanayi ve Ticaret A.S.	1,536	116,337
*Koc Holding A.S. Series B	773,989	2,994,894
*Konya Cimento Sanayii A.S.	2,929	241,177
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	386,170	902,151
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	86,642	230,421
*Mardin Cimento Sanayii ve Ticaret A.S.	117,829	695,064
*Marmaris Marti Otel Isletmeleri A.S.	85,525	85,064
*Marshall Boya ve Vernik Sanayii A.S.	1	13
*Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	114,129
*Net Holding A.S.	667,496	376,131
*Net Turizm Ticaret ve Sanayi A.S.	144,714	101,559
*Nortel Networks Netas Telekomuenikasyon A.S.	13,360	532,286
Otokar Otomotive Ve Savunma Sanayi A.S.	13,080	158,277
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	29,854	62,271
*Petkim Petrokimya Holding A.S.	201,203	1,594,330
*Pinar Entegre Et ve Un Sanayi A.S.	17,450	72,970
*Pinar Sut Mamulleri Sanayii A.S.	25,245	154,473
*Reysas Logistics	41,240	126,406
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	87,323	204,688
*Sekerbank T.A.S.	353,386	607,241
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	292,139	560,867
*Tat Konserve Sanayii A.S.	142,868	333,880
*TAV Havalimanlari Holding A.S.	212,306	1,036,384
*Tekfen Holding A.S.	217,058	775,446
*Tekstil Bankasi A.S.	163,669	133,628
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	55,514	67,639
Tofas Turk Otomobil Fabrikasi A.S.	289,397	1,213,239
*Trakya Cam Sanayii A.S.	448,567	718,737
Tupras-Turkiye Petrol Rafinerileri A.S.	201,255	4,474,307
*Turcas Petrol A.S.	97,229	360,750
*Turk Ekonomi Bankasi A.S.	451,127	740,008
Turk Hava Yollari A.S.	510,083	1,686,067
*Turk Sise ve Cam Fabrikalari A.S.	641,029	868,576
*Turk Telekomunikasyon A.S.	90,189	336,073
*Turk Traktor ve Ziraat Makineleri A.S.	12,606	104,883
Turkcell Iletisim Hizmetleri A.S.	212,664	1,378,369
Turkcell Iletisim Hizmetleri A.S. ADR	33,488	541,501
Turkiye Garanti Bankasi A.S.	1,790,492	8,674,098
Turkiye Halk Bankasi	287,295	2,273,221
Turkiye Is Bankasi A.S.	1,468,687	5,100,774
*Turkiye Sinai Kalkinma Bankasi A.S.	667,909	1,038,006
*Turkiye Vakiflar Bankasi T.A.O.	1,477,654	3,911,841
*Ulker Biskuvi Sanayi A.S.	170,028	429,214
*Uzel Makina Sanayii A.S.	57,298	30,023

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Uzel Makina Sanayii A.S. I-10 Shares	5,730	$3,002
*Vestel Beyaz Esya Sanayi ve Ticaret A.S.	3,576	11,103
*Vestel Elektronik Sanayi ve Ticaret A.S.	162,470	279,909
Yapi Kredi Sigorta A.S.	38,327	301,213
*Yapi ve Kredi Bankasi A.S.	765,888	2,190,528
*Zorlu Enerji Elektrik Uretim A.S.	216,198	476,949

TOTAL TURKEY		83,701,088

TOTAL COMMON STOCKS		3,056,365,100

PREFERRED STOCKS — (5.7%)
BRAZIL — (5.7%)
Banco Bradesco SA	29,425	540,848
Banco Bradesco SA Sponsored ADR	928,382	17,286,473
Banco Cruzeiro do Sul SA	4,600	28,342
Banco do Estado do Rio Grande do Sul SA	52,400	403,344
*Brasil Telecom SA ADR	71,049	1,347,800
*Braskem SA Preferred A	58,000	414,417
#*Braskem SA Preferred A Sponsored ADR	119,937	1,709,102
Centrais Electricas de Santa Catarina SA	28,250	573,857
Cia de Transmissao de Energia Electrica Paulista SA	30,100	807,111
#Cia Vale do Rio Doce	742,386	19,977,607
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	45,314	3,104,462
Companhia de Bebidas das Americas	22,283	2,175,549
Companhia de Bebidas das Americas Preferred ADR	34,600	3,383,880
*Companhia de Tecidos Norte de Minas	79,300	237,227
Companhia Energetica de Minas Gerais SA	4,587	72,833
#Companhia Energetica de Minas Gerais SA Sponsored ADR	293,405	4,738,494
Companhia Energetica do Ceara Coelce Series A	19,200	287,185
Companhia Paranaense de Energia-Copel Series B	34,380	700,950
#Companhia Paranaense de Energia-Copel Sponsored ADR	69,500	1,437,260
Confab Industrial SA	371,665	940,789
Contax Participacoes SA	56,000	699,094
#Contax Participacoes SA ADR	46,700	113,014
Eletropaulo Metropolita SA Preferred A	17,020	375,992
*Empressa Metropolitanade Aguas e Energia SA	6,100	32,110
Forjas Taurus SA	158,631	522,914
Gerdau SA	45,600	749,222
#Gerdau SA Sponsored ADR	678,100	11,120,840
Gol Linhas Aereas Inteligentes SA	78,200	1,028,870
*Inepar Industria e Construcoes SA	18,785	63,652
Investimentos Itau SA	1,108,734	7,660,518
Itau Unibanco Holding SA ADR	1,648,537	35,740,282
Klabin SA	971,000	3,033,240
Lojas Americanas SA	205,000	1,500,129
Mahle-Metal Leve SA Industria e Comercio	8,666	129,622
Marcopolo SA	221,600	1,047,923
Metalurgica Gerdau SA	394,900	7,771,914
*Net Servicos de Comunicacao SA	45,223	534,117
*Net Servicos de Comunicacao SA Preferred ADR	153,294	1,801,205
Petroleo Brasileiro SA ADR	771,966	29,288,390
Randon e Participacoes SA	218,850	1,219,995
Sao Paulo Alpargatas SA	420,000	1,488,394
Saraiva SA Livreiros Editores	50,300	1,128,549
Suzano Papel e Celullose SA	205,905	2,626,155
Tele Norte Leste Participacoes SA	27,000	403,854
Tele Norte Leste Participacoes SA ADR	146,300	2,174,018
Telecomunicacoes de Sao Paulo SA	31,600	618,093
#Telecomunicacoes de Sao Paulo SA ADR	22,100	432,718
Telemar Norte Leste SA	57,300	1,516,353
Tim Participacoes SA	33,270	85,556
Tim Participacoes SA ADR	83,580	2,172,244

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Ultrapar Participacoes SA	120,659	$5,688,465
Ultrapar Participacoes SA Sponsored ADR	3,000	141,390
*Uniao de Industrias Petroquimicas SA Series B	867,609	354,381
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	10,794,962
Vale SA Series A	237,528	6,373,252
Vivo Participacoes SA	85,870	2,272,412
Whirlpool SA	51,787	100,997

TOTAL BRAZIL		202,972,366

CHILE — (0.0%)
*Embotelladora Andina SA	118,994	359,997

INDIA — (0.0%)
*Ispat Industries, Ltd.	97,131	6,581

TOTAL PREFERRED STOCKS		203,338,944

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Cia de Gas de Sao Paulo SA Rights 04/29/10	119	16
*Companhia de Bebidas das Americas Rights 05/31/10	140	—
*Gol Linhas Aereas Inteligentes SA Rights 04/29/10	2,250	65
*IdeiasNet SA Rights 05/07/10	16,240	747

TOTAL BRAZIL		828

CHINA — (0.0%)
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	13,219	306

HONG KONG — (0.0%)
*HKC (Holdings), Ltd. Warrants 06/09/11	218,110	1,966
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	64,650	19,151

TOTAL HONG KONG		21,117

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	10,778	16,935

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	857,000	20,916

ISRAEL — (0.0%)
*Africa-Israel Investments, Ltd. Rights 05/05/10	1,968	962

MALAYSIA — (0.0%)
*Gamuda Berhad Rights 05/18/10	304,688	22,963
*Media Prima Berhad Warrants 12/31/14	30,191	6,210

TOTAL MALAYSIA		29,173

SOUTH AFRICA — (0.0%)
*Metorex, Ltd. Rights 04/16/10	142,877	13,347

SOUTH KOREA — (0.0%)
*Daiyang Metal Co., Ltd. Rights 05/14/10	10,052	5,487
*Huchems Fine Chemical Corp. Rights 05/07/10	2,161	9,554
*Samho Development Co., Ltd. Rights 05/24/10	3,024	232

TOTAL SOUTH KOREA		15,273

THAILAND — (0.0%)
*Bangkokland PCL (Foreign) NVDR Warrants 05/02/13	11,425,426	42,375
*Khon Kaen Sugar Industry PCL (Foreign) Warrants 03/15/13	82,990	10,978
*Minor International PCL (Foreign) Warrants 2013	13,429	—

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Sansiri PCL (Foreign) Warrants 01/20/15	756,350	$18,234

TOTAL THAILAND		71,587

TOTAL RIGHTS/WARRANTS		190,444

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,200,000 FHLMC 4.00%, 12/15/38, valued at $13,744,500) to be repurchased at $13,540,214	$13,540	$13,540,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.6%)
§@DFA Short Term Investment Fund	299,462,018	299,462,018
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $7,522,557) to be repurchased at $7,375,173	$7,375	7,375,056

TOTAL SECURITIES LENDING COLLATERAL		306,837,074

TOTAL INVESTMENTS — (100.0%) (Cost $2,745,518,552)		$3,580,271,562

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (74.2%)
Consumer Discretionary — (12.4%)
*1-800-FLOWERS.COM, Inc.	600	$1,716
*99 Cents Only Stores	3,200	49,664
#Aaron’s, Inc.	1,800	40,626
#Abercrombie & Fitch Co.	3,800	166,174
*AC Moore Arts & Crafts, Inc.	1,100	4,488
Advance Auto Parts, Inc.	400	18,040
*Aeropostale, Inc.	1,200	34,848
*AFC Enterprises, Inc.	600	6,546
*AH Belo Corp.	300	2,550
*Alloy, Inc.	540	4,185
#*Amazon.com, Inc.	1,100	150,766
Ambassadors Group, Inc.	500	6,070
*American Apparel, Inc.	2,300	7,061
#*American Axle & Manufacturing Holdings, Inc.	2,400	25,824
American Eagle Outfitters, Inc.	3,700	62,197
*America’s Car-Mart, Inc.	500	12,665
*Amerigon, Inc.	400	3,924
#*AnnTaylor Stores Corp.	2,200	47,740
*Apollo Group, Inc. Class A	300	17,223
#Arbitron, Inc.	600	18,486
#*Arctic Cat, Inc.	600	8,850
#*ArvinMeritor, Inc.	1,000	15,320
*Audiovox Corp. Class A	700	6,517
#*AutoNation, Inc.	1,700	34,340
*Autozone, Inc.	200	37,002
*Ballantyne Strong, Inc.	600	4,620
#Barnes & Noble, Inc.	1,900	41,876
*Bassett Furniture Industries, Inc.	600	3,594
*Beazer Homes USA, Inc.	1,800	11,826
bebe stores, inc.	2,800	23,072
#*Bed Bath & Beyond, Inc.	650	29,874
#Belo Corp.	1,800	15,606
Best Buy Co., Inc.	1,200	54,720
#Big 5 Sporting Goods Corp.	1,000	16,950
*Big Lots, Inc.	1,400	53,480
*Biglari Holdings, Inc.	75	29,344
*Blockbuster, Inc. Class B	1,100	374
*Blue Nile, Inc.	200	10,798
*Bluegreen Corp.	1,400	8,498
Blyth, Inc.	200	11,528
Bob Evans Farms, Inc.	1,500	46,395
*Bon-Ton Stores, Inc. (The)	800	13,696
Books-A-Million, Inc.	600	4,440
*Borders Group, Inc.	1,500	3,810
*BorgWarner, Inc.	3,000	130,020
Brinker International, Inc.	1,400	25,928
*Brink’s Home Security Holdings, Inc.	400	16,776
#*Brookfield Homes Corp.	1,100	12,331
Brown Shoe Co., Inc.	2,300	43,240
#Brunswick Corp.	3,400	71,060
#Buckle, Inc.	600	21,708
*Build-A-Bear-Workshop, Inc.	1,000	9,560
Burger King Holdings, Inc.	5,800	122,380
#*Cabela’s, Inc.	2,400	43,584
#Cablevision Systems Corp.	1,300	35,672
*Cache, Inc.	300	2,049
#*California Pizza Kitchen, Inc.	800	16,400
#Callaway Golf Co.	2,850	26,762

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Capella Education Co.	300	$27,186
#*Career Education Corp.	1,600	46,832
*Caribou Coffee Co., Inc.	900	7,965
*CarMax, Inc.	1,600	39,312
*Carmike Cinemas, Inc.	200	3,356
Carnival Corp.	8,560	356,952
*Carriage Services, Inc.	600	2,982
*Carrols Restaurant Group, Inc.	500	3,745
*Carter’s, Inc.	400	12,888
*Casual Male Retail Group, Inc.	2,300	9,407
Cato Corp. Class A	1,000	23,750
*Cavco Industries, Inc.	200	7,834
CBS Corp.	1,300	21,086
CBS Corp. Class B	18,500	299,885
*CEC Entertainment, Inc.	400	15,620
#*Charming Shoppes, Inc.	4,060	22,939
#*Cheesecake Factory, Inc.	2,600	70,642
Cherokee, Inc.	100	2,044
#*Chipotle Mexican Grill, Inc.	200	26,982
#Choice Hotels International, Inc.	800	29,048
Christopher & Banks Corp.	1,800	17,622
#Cinemark Holdings, Inc.	5,700	104,082
#*Citi Trends, Inc.	400	13,416
CKE Restaurants, Inc.	2,200	27,148
Coach, Inc.	700	29,225
#*Coinstar, Inc.	700	31,052
*Coldwater Creek, Inc.	2,900	20,532
*Collective Brands, Inc.	2,300	53,935
#Columbia Sportswear Co.	1,600	88,864
Comcast Corp. Class A	11,500	227,010
Comcast Corp. Special Class A	3,944	74,344
#*Conn’s, Inc.	700	6,671
#Cooper Tire & Rubber Co.	800	16,976
#*Corinthian Colleges, Inc.	1,500	23,430
*Cost Plus, Inc.	1,000	5,430
Cracker Barrel Old Country Store, Inc.	400	19,748
#*Crocs, Inc.	500	4,830
#*Crown Media Holdings, Inc.	700	1,267
CSS Industries, Inc.	200	4,004
*Culp, Inc.	600	7,164
*Cumulus Media, Inc.	900	4,392
#Darden Restaurants, Inc.	1,000	44,750
#*Deckers Outdoor Corp.	200	28,116
*dELiA*s, Inc.	1,100	1,925
#*Dick’s Sporting Goods, Inc.	1,900	55,309
#Dillard’s, Inc.	3,700	103,896
#*DineEquity, Inc.	800	32,904
#*DIRECTV Class A	2,500	90,575
*Discovery Communications, Inc.	2,800	93,436
DISH Network Corp.	1,400	31,010
*Dixie Group, Inc.	200	980
#*Dolan Media Co.	1,000	11,890
*Dollar Tree, Inc.	200	12,144
*Domino’s Pizza, Inc.	1,500	23,115
#DR Horton, Inc.	9,400	138,086
*DreamWorks Animation SKG, Inc.	600	23,814
*Dress Barn, Inc. (The)	2,288	63,332
*Drew Industries, Inc.	700	17,955
*Drugstore.Com, Inc.	1,300	4,758
*DSW, Inc.	800	24,160
#*Eastman Kodak Co.	7,500	45,900

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Einstein Noah Restaurant Group, Inc.	400	$5,192
*Entercom Communications Corp.	1,500	21,840
*Entravision Communications Corp.	1,050	3,370
Ethan Allen Interiors, Inc.	1,300	26,260
*EW Scripps Co.	533	5,831
*Exide Technologies	2,500	14,850
#Family Dollar Stores, Inc.	900	35,604
*Famous Dave’s of America, Inc.	300	2,814
#*Federal Mogul Corp.	2,128	40,475
Finish Line, Inc. Class A	1,800	28,998
*Fisher Communications, Inc.	400	6,016
#Foot Locker, Inc.	6,600	101,310
*Ford Motor Co.	9,933	129,328
#*Fossil, Inc.	1,800	70,020
*Frederick’s of Hollywood Group, Inc.	900	981
#Fred’s, Inc.	1,400	19,446
#*Fuel Systems Solutions, Inc.	600	18,882
#*Furniture Brands International, Inc.	2,000	16,560
#*GameStop Corp. Class A	1,900	46,189
Gannett Co., Inc.	3,200	54,464
Gap, Inc.	1,900	46,987
#Garmin, Ltd.	500	18,690
#*Gaylord Entertainment Co.	1,350	45,562
*Genesco, Inc.	800	26,632
Gentex Corp.	1,700	36,533
Genuine Parts Co.	2,503	107,128
#*G-III Apparel Group, Ltd.	1,000	28,600
*Gray Television, Inc.	1,900	7,125
#*Group 1 Automotive, Inc.	800	24,840
Guess?, Inc.	1,450	66,512
*Gymboree Corp.	900	44,217
H&R Block, Inc.	1,900	34,789
#Harley-Davidson, Inc.	4,200	142,086
*Harman International Industries, Inc.	2,700	106,596
#Harte-Hanks, Inc.	2,300	33,120
Hasbro, Inc.	800	30,688
#Haverty Furniture Cos., Inc.	500	8,150
*Hawk Corp.	200	4,628
*Heelys, Inc.	509	1,400
*Helen of Troy, Ltd.	1,600	43,216
#*hhgregg, Inc.	500	14,315
#*Hibbett Sporting Goods, Inc.	500	13,750
Hillenbrand, Inc.	1,900	46,702
Home Depot, Inc.	6,300	222,075
Hooker Furniture Corp.	500	7,880
*Hot Topic, Inc.	1,400	10,696
#*Hovnanian Enterprises, Inc.	2,500	17,775
*HSN, Inc.	3,040	91,595
#*Iconix Brand Group, Inc.	2,300	39,698
Interactive Data Corp.	2,860	95,724
International Speedway Corp.	1,100	33,616
#*Interpublic Group of Cos., Inc. (The)	13,800	122,958
*Interval Leisure Group, Inc.	1,540	22,777
#*iRobot Corp.	800	16,144
#*ITT Educational Services, Inc.	200	20,226
*J. Crew Group, Inc.	300	13,941
#J.C. Penney Co., Inc.	4,400	128,348
*Jack in the Box, Inc.	1,400	32,928
#*Jackson Hewitt Tax Service, Inc.	600	1,014
#*JAKKS Pacific, Inc.	400	6,116
*Jo-Ann Stores, Inc.	1,400	61,768

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Johnson Controls, Inc.	5,297	$177,926
Jones Apparel Group, Inc.	3,500	76,160
#*Jos. A. Bank Clothiers, Inc.	900	54,774
*Journal Communications, Inc.	2,200	12,474
KB Home	2,200	40,766
*Kenneth Cole Productions, Inc. Class A	500	6,230
#*Knology, Inc.	900	11,817
*Kohl’s Corp.	2,100	115,479
*Krispy Kreme Doughnuts, Inc.	1,900	7,030
#*K-Swiss, Inc. Class A	1,400	17,416
*La-Z-Boy, Inc.	2,400	31,296
*Leapfrog Enterprises, Inc.	700	4,788
*Learning Tree International, Inc.	700	11,067
*Lee Enterprises, Inc.	1,700	6,426
#Leggett & Platt, Inc.	4,100	100,573
#Lennar Corp. Class A	8,600	171,140
Lennar Corp. Class B Voting	200	3,300
*Libbey, Inc.	300	4,470
#*Liberty Global, Inc. Class A	1,600	43,856
*Liberty Global, Inc. Series C	2,200	59,576
*Liberty Media Corp. Capital Series A	2,800	123,956
*Liberty Media Corp. Interactive Class A	15,066	231,564
*Liberty Media-Starz Corp. Series A	910	50,405
#*Life Time Fitness, Inc.	1,400	51,464
Limited Brands, Inc.	4,900	131,320
#*Lincoln Educational Services Corp	1,000	24,960
*Lithia Motors, Inc.	900	7,182
#*Liz Claiborne, Inc.	3,550	31,027
*LKQ Corp.	4,000	84,240
#*LodgeNet Interactive Corp.	800	5,280
Lowe’s Cos., Inc.	14,443	391,694
*Luby’s, Inc.	300	1,224
*M/I Homes, Inc.	600	9,360
Mac-Gray Corp.	300	3,495
#Macy’s, Inc.	10,000	232,000
*Madison Square Garden, Inc.	325	6,744
*Maidenform Brands, Inc.	900	20,538
Marcus Corp.	1,100	14,135
#*Marine Products Corp.	1,000	7,100
*MarineMax, Inc.	1,104	12,310
#Marriott International, Inc. Class A	303	11,138
#*Martha Stewart Living Omnimedia, Inc.	1,300	8,684
Mattel, Inc.	1,100	25,355
#Matthews International Corp. Class A	800	28,000
*McClatchy Co. (The)	3,000	16,350
McGraw-Hill Cos., Inc.	1,140	38,441
MDC Holdings, Inc.	1,600	61,280
*Media General, Inc.	600	7,590
*Mediacom Communications Corp.	700	4,634
Men’s Wearhouse, Inc. (The)	1,800	42,534
#Meredith Corp.	1,200	43,116
#*Meritage Homes Corp.	1,600	38,048
*Midas, Inc.	200	2,302
#*Modine Manufacturing Co.	2,200	30,822
#*Mohawk Industries, Inc.	1,600	101,984
Monro Muffler Brake, Inc.	500	17,930
*Morgans Hotel Group Co.	900	7,623
#*Morningstar, Inc.	800	37,608
#*Movado Group, Inc.	800	9,928
*Nathan’s Famous, Inc.	200	3,136
National CineMedia, Inc.	1,000	19,040

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Nautilus, Inc.	1,500	$5,130
#*Netflix, Inc.	500	49,385
*New York & Co., Inc.	2,300	14,122
*New York Times Co. Class A (The)	4,400	43,648
#Newell Rubbermaid, Inc.	4,680	79,888
News Corp. Class A	29,569	455,954
News Corp. Class B	11,900	211,701
NIKE, Inc. Class B	1,104	83,805
#Nordstrom, Inc.	750	30,998
#Nutri/System, Inc.	700	13,531
#*NVR, Inc.	100	71,805
*O’Charley’s, Inc.	1,000	9,550
*Office Depot, Inc.	7,300	50,078
*OfficeMax, Inc.	3,700	70,300
Omnicom Group, Inc.	900	38,394
*Orbitz Worldwide, Inc.	1,300	8,567
*O’Reilly Automotive, Inc.	1,650	80,668
*Outdoor Channel Holdings, Inc.	800	5,528
#*Overstock.com, Inc.	600	11,100
#Oxford Industries, Inc.	500	10,795
#*Pacific Sunwear of California, Inc.	2,100	10,626
*Palm Harbor Homes, Inc.	400	1,160
#*Panera Bread Co.	500	38,970
#*Papa John’s International, Inc.	500	13,700
#*Peet’s Coffee & Tea, Inc.	500	19,810
#*Penske Automotive Group, Inc.	3,500	52,430
Pep Boys - Manny, Moe & Jack (The)	2,400	30,072
*Perry Ellis International, Inc.	200	4,826
PetSmart, Inc.	2,700	89,289
Phillips-Van Heusen Corp.	2,500	157,525
*Pier 1 Imports, Inc.	5,000	41,400
#Polaris Industries, Inc.	500	29,585
#Polo Ralph Lauren Corp.	300	26,970
Pool Corp.	1,000	24,530
#*Pre-Paid Legal Services, Inc.	200	8,894
*Priceline.com, Inc.	200	52,410
Primedia, Inc.	2,500	8,725
*Princeton Review, Inc.	400	1,252
*Pulte Group, Inc.	10,522	137,733
*Quiksilver, Inc.	1,300	6,929
*Radio One, Inc.	700	3,528
RadioShack Corp.	2,800	60,340
*RC2 Corp.	600	11,022
*Red Lion Hotels Corp.	500	3,820
#*Red Robin Gourmet Burgers, Inc.	500	12,205
Regal Entertainment Group	1,700	29,036
#Regis Corp.	1,700	32,504
*Rent-A-Center, Inc.	2,300	59,386
*Rentrak Corp.	100	2,188
*Retail Ventures, Inc.	2,600	28,132
RG Barry Corp.	500	5,145
#Ross Stores, Inc.	650	36,400
#*Royal Caribbean Cruises, Ltd.	7,600	272,384
*Rubio’s Restaurants, Inc.	300	2,415
#*Ruby Tuesday, Inc.	3,000	33,570
*Ruth’s Hospitality Group, Inc.	1,263	6,858
#Ryland Group, Inc.	1,700	38,726
#*Saks, Inc.	7,200	70,200
*Sally Beauty Holdings, Inc.	2,500	23,875
Scholastic Corp.	500	13,505
Scripps Networks Interactive, Inc.	450	20,403

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Sealy Corp.	2,500	$9,350
#*Sears Holdings Corp.	2,500	302,375
Service Corp. International	10,712	96,194
#Sherwin-Williams Co.	900	70,263
*Shiloh Industries, Inc.	500	4,065
*Shoe Carnival, Inc.	600	16,596
*Shutterfly, Inc.	1,000	23,530
#*Signet Jewelers, Ltd. ADR	4,000	128,080
#*Sinclair Broadcast Group, Inc. Class A	500	3,445
*Skechers U.S.A., Inc. Class A	1,500	57,525
Skyline Corp.	300	6,993
*Smith & Wesson Holding Corp.	900	4,005
Snap-On, Inc.	1,400	67,452
*Sonic Automotive, Inc.	2,100	22,428
*Sonic Corp.	500	5,855
#Sotheby's Class A	2,000	66,800
Speedway Motorsports, Inc.	1,500	24,375
Sport Supply Group, Inc.	600	8,046
Standard Motor Products, Inc.	800	8,528
*Standard Pacific Corp.	5,100	32,691
*Stanley Black & Decker, Inc.	3,147	195,586
#*Stanley Furniture, Inc.	500	4,935
#Staples, Inc.	1,950	45,884
*Starbucks Corp.	2,500	64,950
#Starwood Hotels & Resorts Worldwide, Inc.	700	38,157
*Steinway Musical Instruments, Inc.	200	3,832
*Steven Madden, Ltd.	800	46,368
Stewart Enterprises, Inc.	2,700	18,306
*Stoneridge, Inc.	400	4,316
#Sturm Ruger & Co., Inc.	1,000	16,690
#Superior Industries International, Inc.	1,400	23,604
#Systemax, Inc.	1,300	30,199
#*Talbots, Inc.	2,000	32,900
Target Corp.	4,100	233,167
*Tempur-Pedic International, Inc.	1,400	47,180
*Tenneco, Inc.	1,672	43,087
#*Texas Roadhouse, Inc.	2,300	33,994
Thor Industries, Inc.	2,000	71,420
#Tiffany & Co.	1,000	48,480
*Timberland Co. Class A	1,500	32,250
Time Warner Cable, Inc.	5,428	305,325
Time Warner, Inc.	16,700	552,436
#TJX Cos., Inc. (The)	900	41,706
*Toll Brothers, Inc.	4,070	91,860
*Town Sports International Holdings, Inc.	600	2,262
#Tractor Supply Co.	500	33,585
#*True Religion Apparel, Inc.	600	18,750
*TRW Automotive Holdings Corp.	2,850	91,798
*Tuesday Morning Corp.	1,700	9,605
Tupperware Corp.	750	38,302
*Ulta Salon Cosmetics & Fragrance, Inc.	2,600	60,112
#*Under Armour, Inc. Class A	1,300	43,875
*Unifi, Inc.	2,400	9,192
UniFirst Corp.	700	34,209
*Universal Electronics, Inc.	400	8,488
*Universal Technical Institute, Inc.	300	7,188
#*Urban Outfitters, Inc.	1,400	52,514
V.F. Corp.	1,600	138,272
#*Vail Resorts, Inc.	1,700	77,588
*Valassis Communications, Inc.	1,500	49,035
#*Valuevision Media, Inc.	1,400	4,312

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Viacom, Inc. Class A	300	$11,703
*Viacom, Inc. Class B	2,800	98,924
#*Volcom, Inc.	800	19,072
*WABCO Holdings, Inc.	2,100	69,699
Walt Disney Co. (The)	26,447	974,307
*Warnaco Group, Inc.	1,200	57,408
*Warner Music Group Corp.	2,500	17,125
#Weight Watchers International, Inc.	1,000	26,570
Wendy’s/Arby’s Group, Inc.	13,758	73,055
#*West Marine, Inc.	800	9,576
*Wet Seal, Inc. (The)	3,500	16,555
Whirlpool Corp.	1,400	152,418
Wiley (John) & Sons, Inc. Class A	800	33,816
Williams-Sonoma, Inc.	3,900	112,320
*Winnebago Industries, Inc.	900	14,967
Wolverine World Wide, Inc.	1,500	45,915
World Wrestling Entertainment, Inc.	500	9,125
#Wyndham Worldwide Corp.	8,300	222,523
Yum! Brands, Inc.	1,200	50,904
#*Zale Corp.	200	652
#*Zumiez, Inc.	1,507	27,970

Total Consumer Discretionary		18,458,869

Consumer Staples — (3.4%)
#Alberto-Culver Co.	1,401	40,349
Alico, Inc.	200	5,336
*American Italian Pasta Co.	800	31,384
Andersons, Inc. (The)	600	21,684
#Avon Products, Inc.	1,300	42,029
B&G Foods, Inc.	1,100	11,363
*BJ’s Wholesale Club, Inc.	1,300	49,764
Bunge, Ltd.	1,400	74,130
#Calavo Growers, Inc.	800	13,872
#Cal-Maine Foods, Inc.	900	30,042
Campbell Soup Co.	900	32,274
Casey's General Stores, Inc.	2,600	100,438
*Central Garden & Pet Co.	600	6,738
*Chiquita Brands International, Inc.	1,800	27,072
Clorox Co.	1,000	64,700
Coca-Cola Enterprises, Inc.	1,300	36,049
Colgate-Palmolive Co.	800	67,280
#ConAgra, Inc.	3,100	75,857
Corn Products International, Inc.	500	18,000
Costco Wholesale Corp.	1,327	78,399
CVS Caremark Corp.	15,600	576,108
*Darling International, Inc.	4,200	39,858
Del Monte Foods Co.	9,200	137,448
#Diamond Foods, Inc.	600	25,626
Dr Pepper Snapple Group, Inc.	800	26,184
#*Elizabeth Arden, Inc.	1,203	21,907
*Energizer Holdings, Inc.	1,200	73,320
Estee Lauder Cos., Inc.	900	59,328
Farmer Brothers Co.	500	9,355
#Flowers Foods, Inc.	1,500	39,540
General Mills, Inc.	1,000	71,180
#*Great Atlantic & Pacific Tea Co.	2,400	19,320
#*Green Mountain Coffee, Inc.	350	25,431
H.J. Heinz Co.	700	32,809
#*Hain Celestial Group, Inc.	1,300	25,714
*Hansen Natural Corp.	400	17,632
Herbalife, Ltd.	500	24,125

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Hershey Co. (The)	600	$28,206
Hormel Foods Corp.	1,100	44,836
*HQ Sustainable Maritime Industries, Inc.	400	2,276
Imperial Sugar Co.	81	1,298
Ingles Markets, Inc.	400	6,412
Inter Parfums, Inc.	800	13,824
J & J Snack Foods Corp.	600	27,954
J.M. Smucker Co.	3,650	222,906
*John B. Sanfilippo & Son, Inc.	200	3,006
Kellogg Co.	1,000	54,940
Kimberly-Clark Corp.	1,126	68,979
Kraft Foods, Inc.	22,400	663,040
Kroger Co. (The)	2,500	55,575
Lancaster Colony Corp.	300	16,491
Lance, Inc.	400	9,272
*Lifeway Foods, Inc.	300	3,306
Mannatech, Inc.	900	3,474
McCormick & Co., Inc. Non-Voting	400	15,828
*Medifast, Inc.	400	12,768
#Nash-Finch Co.	700	24,514
#National Beverage Corp.	1,700	19,720
*NBTY, Inc.	1,500	61,020
Nu Skin Enterprises, Inc. Class A	900	27,054
*Nutraceutical International Corp.	500	7,735
*Omega Protein Corp.	600	3,210
*Overhill Farms, Inc.	400	2,424
*Pantry, Inc.	600	9,492
PepsiCo, Inc.	3,811	248,553
*Prestige Brands Holdings, Inc.	2,200	21,428
PriceSmart, Inc.	900	22,392
Procter & Gamble Co.	4,730	294,017
*Ralcorp Holdings, Inc.	300	19,965
*Reddy Ice Holdings, Inc.	800	3,392
*Revlon, Inc.	433	7,586
#Ruddick Corp.	1,100	38,874
Safeway, Inc.	3,959	93,432
Sanderson Farms, Inc.	1,000	56,670
Sara Lee Corp.	1,500	21,330
Schiff Nutrition International, Inc.	400	2,836
#*Smart Balance, Inc.	2,200	14,630
#*Smithfield Foods, Inc.	6,943	130,112
#SUPERVALU, Inc.	4,000	59,600
#Sysco Corp.	1,200	37,848
Tasty Baking Co.	300	2,253
#Tootsie Roll Industries, Inc.	1,060	28,196
#*TreeHouse Foods, Inc.	1,100	46,519
Tyson Foods, Inc. Class A	6,100	119,499
*United Natural Foods, Inc.	1,100	33,759
Walgreen Co.	4,400	154,660
WD-40 Co.	300	10,569
Weis Markets, Inc.	1,000	37,280
*Whole Foods Market, Inc.	200	7,804
*Winn-Dixie Stores, Inc.	900	11,349

Total Consumer Staples		4,985,758

Energy — (9.9%)
#*Allis-Chalmers Energy, Inc.	500	2,015
Alon USA Energy, Inc.	1,500	10,965
*Alpha Natural Resources, Inc.	2,752	129,564
Anadarko Petroleum Corp.	3,400	211,344
Apache Corp.	3,500	356,160

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Approach Resources, Inc.	700	$6,265
Arch Coal, Inc.	4,500	121,500
#*Arena Resources, Inc.	900	33,237
*Atlas Energy, Inc.	1,350	48,708
*ATP Oil & Gas Corp.	2,400	43,824
*Atwood Oceanics, Inc.	2,100	76,461
#*Baker Hughes, Inc.	2,501	124,426
#*Basic Energy Services, Inc.	300	3,063
#Berry Petroleum Corp. Class A	1,800	58,266
#*Bill Barrett Corp.	1,769	60,288
*Bolt Technology Corp.	300	3,321
#*BPZ Resources, Inc.	2,600	17,212
#*Brigham Exploration Co.	2,200	42,922
*Bristow Group, Inc.	1,800	69,678
*Bronco Drilling Co., Inc.	800	3,824
#Cabot Oil & Gas Corp.	1,800	65,034
*Cal Dive International, Inc.	3,400	22,304
*Callon Petroleum Co.	1,100	6,677
*Cameron International Corp.	637	25,136
CARBO Ceramics, Inc.	600	43,950
#*Carrizo Oil & Gas, Inc.	1,200	26,328
#*Cheniere Energy, Inc.	1,500	6,225
Chesapeake Energy Corp.	10,400	247,520
Chevron Corp.	26,082	2,124,118
Cimarex Energy Co.	2,942	200,291
*Clayton Williams Energy, Inc.	400	18,584
#*Clean Energy Fuels Corp.	2,700	47,574
*CNX Gas Corp.	600	22,962
*Complete Production Services, Inc.	3,700	55,833
*Comstock Resources, Inc.	1,700	54,502
*Concho Resources, Inc.	2,100	119,322
ConocoPhillips	16,662	986,224
Consol Energy, Inc.	1,100	49,148
*Contango Oil & Gas Co.	200	10,980
*Continental Resources, Inc.	850	41,786
*Crosstex Energy, Inc.	2,600	23,478
*CVR Energy, Inc.	2,600	22,074
*Dawson Geophysical Co.	300	8,787
Delek US Holdings, Inc.	2,400	16,824
#*Delta Petroleum Corp.	900	1,386
#*Denbury Resources, Inc.	4,981	95,386
Devon Energy Corp.	1,300	87,529
#Diamond Offshore Drilling, Inc.	200	15,820
*Dresser-Rand Group, Inc.	1,800	63,504
*Dril-Quip, Inc.	700	40,551
El Paso Corp.	1,400	16,940
*ENGlobal Corp.	900	3,195
#EOG Resources, Inc.	2,736	306,760
*Evolution Petroleum Corp.	900	5,382
EXCO Resources, Inc.	1,950	36,173
#*Exterran Holdings, Inc.	3,061	89,228
Exxon Mobil Corp.	25,627	1,738,792
*FMC Technologies, Inc.	1,000	67,690
#*Forest Oil Corp.	2,000	58,600
#Frontier Oil Corp.	4,400	66,880
General Maritime Corp.	2,904	23,551
*Geokinetics, Inc.	400	3,496
*GeoResources, Inc.	200	3,432
*Global Industries, Ltd.	900	6,030
#*GMX Resources, Inc.	1,300	10,413
#*Goodrich Petroleum Corp.	200	3,386

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Gulf Island Fabrication, Inc.	600	$14,382
*Gulfmark Offshore, Inc.	850	29,300
#*Gulfport Energy Corp.	1,200	15,000
Halliburton Co.	2,900	88,885
*Harvest Natural Resources, Inc.	1,500	13,245
*Helix Energy Solutions Group, Inc.	3,800	55,404
Helmerich & Payne, Inc.	1,900	77,178
Hess Corp.	3,712	235,898
Holly Corp.	2,187	59,049
#*Hornbeck Offshore Services, Inc.	1,200	29,364
*International Coal Group, Inc.	7,600	40,052
#*ION Geophysical Corp.	6,300	37,863
*James River Coal Co.	400	7,528
*Key Energy Services, Inc.	6,000	65,160
*Kodiak Oil & Gas Corp.	2,700	10,746
Lufkin Industries, Inc.	600	51,078
Marathon Oil Corp.	7,700	247,555
*Mariner Energy, Inc.	3,500	83,580
Massey Energy Co.	3,000	109,890
*Matrix Service Co.	1,000	10,630
#*McMoran Exploration Co.	1,100	13,134
*Mitcham Industries, Inc.	500	3,655
Murphy Oil Corp.	2,500	150,375
#*Nabors Industries, Ltd.	9,700	209,229
National-Oilwell, Inc.	6,317	278,138
*Natural Gas Services Group, Inc.	500	8,965
#*Newfield Exploration Co.	3,200	186,208
*Newpark Resources, Inc.	2,200	14,696
Noble Energy, Inc.	2,357	180,075
#*Northern Oil & Gas, Inc.	1,100	17,886
Occidental Petroleum Corp.	4,400	390,104
*Oceaneering International, Inc.	1,100	72,050
#*Oil States International, Inc.	2,500	120,775
#Overseas Shipholding Group, Inc.	1,400	70,084
*OYO Geospace Corp.	300	14,910
Panhandle Oil & Gas, Inc.	200	4,992
*Parker Drilling Co.	5,100	28,203
#*Patriot Coal Corp.	4,600	90,574
#Patterson-UTI Energy, Inc.	5,500	84,095
Peabody Energy Corp.	1,400	65,408
#Penn Virginia Corp.	1,200	30,612
*Petrohawk Energy Corp.	7,300	157,607
*Petroleum Development Corp.	400	9,364
#*PetroQuest Energy, Inc.	1,100	6,501
*PHI, Inc. Non-Voting	600	12,474
*Pioneer Drilling Co.	2,600	19,084
#Pioneer Natural Resources Co.	4,005	256,841
*Plains Exploration & Production Co.	1,878	55,044
*Pride International, Inc.	3,600	109,188
*Quicksilver Resources, Inc.	3,602	49,960
Range Resources Corp.	3,900	186,264
#*Rex Energy Corp.	2,200	29,260
#*Rosetta Resources, Inc.	2,500	62,250
#*Rowan Cos., Inc.	4,200	125,160
RPC, Inc.	3,700	50,505
#*SandRidge Energy, Inc.	2,800	21,028
#*SEACOR Holdings, Inc.	700	58,919
*Seahawk Drilling, Inc.	233	3,882
Southern Union Co.	2,300	60,099
*Southwestern Energy Co.	778	30,871
Spectra Energy Corp.	2,000	46,680

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
St. Mary Land & Exploration Co.	2,700	$108,648
*Stone Energy Corp.	700	11,410
#*SulphCo, Inc.	600	230
Sunoco, Inc.	3,350	109,813
*Superior Energy Services, Inc.	3,000	81,180
*Superior Well Services, Inc.	1,500	21,750
*Swift Energy Corp.	1,600	57,888
*T-3 Energy Services, Inc.	400	11,900
#Tesoro Petroleum Corp.	5,201	68,393
#*Tetra Technologies, Inc.	3,600	44,244
*TGC Industries, Inc.	579	2,384
Tidewater, Inc.	2,000	107,220
#*Toreador Resources Corp.	500	4,535
*Trico Marine Services, Inc.	900	2,952
*Union Drilling, Inc.	700	4,641
*Unit Corp.	2,250	107,482
*Uranium Energy Corp.	1,400	4,004
#*USEC, Inc.	4,000	24,000
#VAALCO Energy, Inc.	600	3,366
Valero Energy Corp.	9,000	187,110
*Venoco, Inc.	1,800	26,820
#W&T Offshore, Inc.	1,600	15,152
*Warren Resources, Inc.	2,600	9,308
#*Western Refining, Inc.	2,200	11,792
*Westmoreland Coal Co.	100	1,406
*Whiting Petroleum Corp.	1,800	162,594
Williams Cos., Inc. (The)	1,800	42,498
#World Fuel Services Corp.	2,549	72,468
XTO Energy, Inc.	6,375	302,940

Total Energy		14,687,892

Financials — (15.1%)
1st Source Corp.	800	15,304
Abington Bancorp, Inc.	1,000	9,510
Advance America Cash Advance Centers, Inc.	2,000	11,440
#*Affiliated Managers Group, Inc.	1,000	84,180
*Affirmative Insurance Holdings, Inc.	500	2,310
Aflac, Inc.	900	45,864
*Allegheny Corp.	210	62,404
Allied World Assurance Co. Holdings, Ltd.	1,366	59,517
Allstate Corp. (The)	3,600	117,612
*Altisource Portfolio Solutions SA	797	19,256
#*AMBAC Financial Group, Inc.	600	906
American Capital, Ltd.	6,397	39,278
American Equity Investment Life Holding Co.	1,500	15,780
American Express Co.	5,200	239,824
American Financial Group, Inc.	5,100	150,093
#American National Insurance Co.	800	88,128
American Physicians Capital, Inc.	266	8,895
*American Safety Insurance Holdings, Ltd.	400	6,472
#*AmeriCredit Corp.	5,800	138,852
Ameriprise Financial, Inc.	800	37,088
Ameris Bancorp	611	6,800
*AMERISAFE, Inc.	400	6,840
AmTrust Financial Services, Inc.	200	2,726
#*Anchor Bancorp Wisconsin, Inc.	300	300
AON Corp.	1,700	72,182
*Arch Capital Group, Ltd.	474	35,825
Argo Group International Holdings, Ltd.	800	26,392
Arrow Financial Corp.	509	14,150
Aspen Insurance Holdings, Ltd.	4,021	108,487

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Asset Acceptance Capital Corp.	1,500	$11,040
Associated Banc-Corp.	1,841	26,750
Assurant, Inc.	600	21,858
Assured Guaranty, Ltd.	2,800	60,340
Asta Funding, Inc.	700	5,411
#Astoria Financial Corp.	4,800	77,472
*Avatar Holdings, Inc.	200	4,768
Axis Capital Holdings, Ltd.	3,404	106,103
#*B of I Holding, Inc.	400	7,052
BancFirst Corp.	300	13,242
*Bancorp, Inc.	1,100	9,757
BancorpSouth, Inc.	2,849	63,077
#BancTrust Financial Group, Inc.	400	2,476
Bank Mutual Corp.	1,300	9,256
Bank of America Corp.	60,647	1,081,336
#*Bank of Florida Corp.	100	106
*Bank of Granite Corp.	400	708
Bank of Hawaii Corp.	1,300	68,744
Bank of New York Mellon Corp. (The)	11,600	361,108
#Bank of the Ozarks, Inc.	400	15,388
BankFinancial Corp.	500	4,830
#Banner Corp.	400	2,268
#BB&T Corp.	9,700	322,428
Berkshire Hills Bancorp, Inc.	200	4,200
BGC Partners, Inc. Class A	1,400	9,128
#BlackRock, Inc.	300	55,200
#BOK Financial Corp.	1,200	65,316
#Boston Private Financial Holdings, Inc.	3,400	26,962
Brookline Bancorp, Inc.	2,100	23,079
Brown & Brown, Inc.	2,300	46,322
#Capital City Bank Group, Inc.	900	15,831
Capital One Financial Corp.	5,200	225,732
Capital Southwest Corp.	100	9,405
#*Capitol Bancorp, Ltd.	400	976
Capitol Federal Financial	700	26,383
Cardinal Financial Corp.	1,300	14,235
*Cardtronics, Inc.	1,100	15,334
Cash America International, Inc.	500	18,530
#Cathay General Bancorp	1,200	14,844
#*CB Richard Ellis Group, Inc.	2,400	41,568
Center Bancorp, Inc.	303	2,521
*Center Financial Corp.	400	2,696
#*Central Pacific Financial Corp.	700	1,526
#Charles Schwab Corp. (The)	2,328	44,907
#Chemical Financial Corp.	500	11,850
Chubb Corp.	3,300	174,471
Cincinnati Financial Corp.	2,400	68,160
*Citigroup, Inc.	33,743	147,457
#City Holding Co.	800	28,032
#City National Corp.	2,700	168,156
Clifton Savings Bancorp, Inc.	600	5,892
CME Group, Inc.	800	262,728
#*CNA Financial Corp.	3,800	106,856
*CNA Surety Corp.	1,400	23,478
#CoBiz Financial, Inc.	400	2,856
Cohen & Steers, Inc.	1,100	29,777
#Columbia Banking System, Inc.	1,300	29,224
#Comerica, Inc.	5,203	218,526
#Commerce Bancshares, Inc.	1,467	60,763
#Community Bank System, Inc.	400	9,868
#Community Trust Bancorp, Inc.	300	9,006

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*CompuCredit Holdings Corp.	1,100	$6,589
#*Conseco, Inc.	4,800	28,320
Consolidated-Tokoma Land Co.	100	3,418
*Cowen Group, Inc.	400	2,160
#*Credit Acceptance Corp.	1,000	45,100
*Crescent Financial Corp.	100	368
#Cullen Frost Bankers, Inc.	1,400	83,104
#CVB Financial Corp.	4,200	46,242
Delphi Financial Group, Inc. Class A	1,800	49,500
Dime Community Bancshares, Inc.	800	10,200
Discover Financial Services	16,900	261,274
#*Dollar Financial Corp.	1,300	30,433
Donegal Group, Inc. Class A	700	10,101
*Doral Financial Corp.	1,200	6,468
*E*TRADE Financial Corp.	7,800	13,104
East West Bancorp, Inc.	4,680	91,681
Eastern Insurance Holdings, Inc.	255	2,614
#Eaton Vance Corp.	200	7,048
*eHealth, Inc.	800	10,968
#Employers Holdings, Inc.	2,100	34,608
*Encore Bancshares, Inc.	100	1,029
*Encore Capital Group, Inc.	600	13,806
#Endurance Specialty Holdings, Ltd.	1,500	55,275
*Enstar Group, Ltd.	400	26,448
Enterprise Financial Services Corp.	300	3,153
Erie Indemnity Co.	1,300	60,203
ESSA Bancorp, Inc.	500	6,315
#Evercore Partners, Inc. Class A	400	14,336
Everest Re Group, Ltd.	1,000	76,650
*EzCorp, Inc.	1,100	22,781
#F.N.B. Corp.	2,404	22,405
FBL Financial Group, Inc. Class A	1,300	33,592
Federal Agricultural Mortgage Corp.	300	6,756
#Federated Investors, Inc.	200	4,824
Fidelity National Financial, Inc.	5,300	80,454
Fifth Third Bancorp	9,900	147,609
Financial Institutions, Inc.	400	6,432
*First Acceptance Corp.	900	1,791
First American Corp.	3,058	105,715
First Bancorp	900	14,679
First Busey Corp.	300	1,515
*First Cash Financial Services, Inc.	700	15,442
First Commonwealth Financial Corp.	1,200	7,860
First Community Bancshares, Inc.	200	3,330
First Defiance Financial Corp.	400	5,400
First Financial Bancorp	2,800	53,508
First Financial Bankshares, Inc.	600	32,088
First Financial Corp.	500	14,575
First Financial Holdings, Inc.	600	8,472
First Financial Northwest, Inc.	600	3,870
#*First Horizon National Corp.	6,291	89,018
First Mercury Financial Corp.	800	10,488
First Midwest Bancorp, Inc.	3,500	53,200
First Niagara Financial Group, Inc.	2,445	33,986
First Place Financial Corp.	300	1,524
First Security Group, Inc.	200	572
#First South Bancorp, Inc.	100	1,394
#*First State Bancorporation	300	219
FirstMerit Corp.	4,436	104,246
Flagstone Reinsurance Holdings, Ltd.	458	5,107
Flushing Financial Corp.	1,100	14,971

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Forest City Enterprises, Inc. Class A	4,700	$72,615
#Franklin Resources, Inc.	400	46,256
#*Frontier Financial Corp.	80	286
Fulton Financial Corp.	2,000	21,000
Gallagher (Arthur J.) & Co.	900	23,643
GAMCO Investors, Inc.	100	4,601
*Genworth Financial, Inc.	9,500	156,940
GFI Group, Inc.	4,300	29,670
Glacier Bancorp, Inc.	2,000	36,980
Goldman Sachs Group, Inc. (The)	5,852	849,710
Great Southern Bancorp, Inc.	600	14,634
#*Greene Bancshares, Inc.	302	3,817
Greenhill & Co., Inc.	300	26,367
*Greenlight Capital Re, Ltd.	1,500	38,430
*Grubb & Ellis Co.	500	890
*Guaranty Bancorp	1,300	2,041
*Hallmark Financial Services, Inc.	400	4,684
Hancock Holding Co.	1,001	40,921
#*Hanmi Financial Corp.	1,100	3,278
Hanover Insurance Group, Inc.	1,300	58,565
Harleysville Group, Inc.	700	22,414
*Harris & Harris Group, Inc.	600	2,910
Hartford Financial Services Group, Inc.	3,362	96,052
HCC Insurance Holdings, Inc.	2,900	78,851
Heartland Financial USA, Inc.	684	13,071
*Heritage Commerce Corp.	200	1,104
*HFF, Inc.	200	1,764
*Hilltop Holdings, Inc.	2,000	23,460
Home Bancshares, Inc.	900	25,308
Home Federal Bancorp, Inc.	754	12,011
Horace Mann Educators Corp.	1,500	25,815
Hudson City Bancorp, Inc.	9,300	123,690
#Huntington Bancshares, Inc.	2,000	13,540
IBERIABANK Corp.	500	30,820
Independence Holding Co.	300	2,403
#Independent Bank Corp. (453836108)	200	5,188
#Independent Bank Corp. (453838104)	400	460
Integra Bank Corp.	800	992
*Interactive Brokers Group, Inc.	1,475	25,282
*IntercontinentalExchange, Inc.	200	23,326
*International Assets Holding Corp.	300	4,851
International Bancshares Corp.	1,606	38,817
#*Intervest Bancshares Corp.	200	1,250
Invesco, Ltd.	938	21,565
*Investment Technology Group, Inc.	1,400	24,318
*Investors Bancorp, Inc.	2,869	39,908
Janus Capital Group, Inc.	3,200	45,056
#Jefferies Group, Inc.	4,700	127,934
#Jones Lang LaSalle, Inc.	1,600	126,208
JPMorgan Chase & Co.	49,700	2,116,226
*KBW, Inc.	200	5,990
Kearny Financial Corp.	1,083	11,079
KeyCorp	10,900	98,318
K-Fed Bancorp	400	4,004
#Lakeland Bancorp, Inc.	1,100	11,550
Lakeland Financial Corp.	300	6,258
Legacy Bancorp, Inc.	400	3,748
#Legg Mason, Inc.	1,800	57,042
*Leucadia National Corp.	4,300	108,833
Lincoln National Corp.	10,430	319,054
Loews Corp.	400	14,896

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Louisiana Bancorp, Inc.	100	$1,480
#M&T Bank Corp.	3,500	305,725
#*Macatawa Bank Corp.	700	1,365
MainSource Financial Group, Inc.	500	4,045
#*Markel Corp.	100	38,284
#MarketAxess Holdings, Inc.	1,400	22,008
Marsh & McLennan Cos., Inc.	2,500	60,550
Marshall & Ilsley Corp.	1,100	10,010
#*Maui Land & Pineapple Co., Inc.	200	1,006
MB Financial, Inc.	2,000	49,000
*MBIA, Inc.	6,900	66,102
*MCG Capital Corp.	4,100	27,183
Meadowbrook Insurance Group, Inc.	897	7,086
Medallion Financial Corp.	100	800
Mercury General Corp.	1,400	62,986
*Meridian Interstate Bancorp, Inc.	200	2,304
MetLife, Inc.	5,005	228,128
*MF Global Holdings, Ltd.	1,800	16,596
#*MGIC Investment Corp.	2,600	27,118
#*Midwest Banc Holdings, Inc.	1,100	473
Montpelier Re Holdings, Ltd.	3,600	59,760
#Moody's Corp.	1,300	32,136
Morgan Stanley	12,900	389,838
*MSCI, Inc.	500	17,325
#*Nara Bancorp, Inc.	2,000	18,000
*NASDAQ OMX Group, Inc. (The)	1,400	29,400
*National Financial Partners Corp.	2,100	32,319
National Interstate Corp.	700	14,623
#National Penn Bancshares, Inc.	2,200	16,104
*Navigators Group, Inc.	200	8,026
NBT Bancorp, Inc.	800	19,576
Nelnet, Inc. Class A	1,500	29,940
New Westfield Financial, Inc.	700	6,370
#New York Community Bancorp, Inc.	4,500	74,115
NewAlliance Bancshares, Inc.	5,300	69,059
*NewStar Financial, Inc.	1,200	9,192
Northeast Community Bancorp, Inc.	436	2,664
Northern Trust Corp.	639	35,132
#Northfield Bancorp, Inc.	1,600	23,616
Northwest Bancshares, Inc.	4,725	59,015
NYSE Euronext, Inc.	6,000	195,780
#*Ocwen Financial Corp.	4,200	48,510
Old National Bancorp	2,200	29,502
Old Republic International Corp.	5,800	87,058
#Old Second Bancorp, Inc.	700	4,004
OneBeacon Insurance Group, Ltd.	1,150	18,653
*optionsXpress Holdings, Inc.	1,900	33,725
Oriental Financial Group, Inc.	800	13,376
Oritani Financial Corp.	800	13,272
#*Pacific Capital Bancorp	400	696
#PacWest Bancorp	1,600	38,416
#Park National Corp.	400	27,400
PartnerRe, Ltd.	1,300	100,854
#*Penson Worldwide, Inc.	1,100	10,340
Peoples Bancorp, Inc.	300	5,202
People's United Financial, Inc.	12,500	194,125
#*PHH Corp.	2,400	54,456
#*Phoenix Cos., Inc. (The)	4,100	13,243
#*PICO Holdings, Inc.	800	28,440
*Pinnacle Financial Partners, Inc.	400	6,112
#*Piper Jaffray Cos., Inc.	1,000	39,360

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*PMA Capital Corp.	600	$4,122
#*PMI Group, Inc. (The)	3,800	19,798
#PNC Financial Services Group, Inc.	6,800	457,028
*Popular, Inc.	689	2,715
#*Portfolio Recovery Associates, Inc.	400	26,588
Presidential Life Corp.	600	7,068
#Principal Financial Group, Inc.	3,800	111,036
PrivateBancorp, Inc.	2,100	30,072
*ProAssurance Corp.	1,100	67,045
Progressive Corp.	3,631	72,947
#Prosperity Bancshares, Inc.	2,000	78,440
Protective Life Corp.	2,100	50,547
#Provident Financial Services, Inc.	500	6,590
Provident New York Bancorp	600	6,162
Prudential Financial, Inc.	4,600	292,376
Radian Group, Inc.	4,100	58,179
#Raymond James Financial, Inc.	700	21,448
#Regions Financial Corp.	40,800	360,672
Reinsurance Group of America, Inc.	2,673	138,007
RenaissanceRe Holdings, Ltd.	900	50,355
#Renasant Corp.	500	8,265
#RLI Corp.	1,000	58,000
Rockville Financial, Inc.	100	1,206
*Rodman & Renshaw Capital Group, Inc.	500	2,160
Roma Financial Corp.	1,100	12,870
Rome Bancorp, Inc.	100	860
#S&T Bancorp, Inc.	1,400	33,670
S.Y. Bancorp, Inc.	400	9,496
Safety Insurance Group, Inc.	500	18,645
Sanders Morris Harris Group, Inc.	500	2,985
#Sandy Spring Bancorp, Inc.	800	13,960
SCBT Financial Corp.	600	23,874
Seabright Insurance Holdings	830	9,030
*Seacoast Banking Corp. of Florida	300	654
SEI Investments Co.	300	6,738
Selective Insurance Group, Inc.	2,817	47,072
#Sierra Bancorp	500	6,240
*Signature Bank	700	28,266
#Simmons First National Corp.	600	16,848
*SLM Corp.	6,200	75,888
Smithtown Bancorp, Inc.	100	465
South Financial Group, Inc.	2,000	1,540
Southside Bancshares, Inc.	420	9,058
Southwest Bancorp, Inc.	500	7,330
#*St. Joe Co. (The)	1,900	62,776
StanCorp Financial Group, Inc.	500	22,480
State Auto Financial Corp.	600	10,734
State Bancorp, Inc.	300	2,970
State Street Corp.	4,000	174,000
StellarOne Corp.	714	10,646
Sterling Bancorp	400	4,284
#Sterling Bancshares, Inc.	2,700	15,876
#*Sterling Financial Corp.	700	609
#Stewart Information Services Corp.	300	3,414
*Stifel Financial Corp.	1,150	65,930
Student Loan Corp.	700	19,768
#Suffolk Bancorp	200	6,210
*Sun Bancorp, Inc.	992	5,357
#SunTrust Banks, Inc.	1,000	29,600
#Susquehanna Bancshares, Inc.	4,200	45,780
#*SVB Financial Group	1,300	63,999

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
SWS Group, Inc.	700	$7,749
#Synovus Financial Corp.	3,100	9,331
T Rowe Price Group, Inc.	503	28,928
#*Taylor Capital Group, Inc.	600	8,220
TCF Financial Corp.	3,000	55,890
*TD Ameritrade Holding Corp.	1,400	28,028
#*Tejon Ranch Co.	600	17,256
#*Teton Advisors, Inc.	2	22
#*Texas Capital Bancshares, Inc.	1,100	21,890
*Thomas Weisel Partners Group, Inc.	1,300	10,205
Tompkins Financial Corp.	220	8,936
#Torchmark Corp.	2,800	149,912
#Tower Group, Inc.	1,400	32,284
#TowneBank	600	9,618
#*TradeStation Group, Inc.	1,500	12,540
Transatlantic Holdings, Inc.	2,300	114,379
Travelers Cos., Inc. (The)	5,400	273,996
#*Tree.com, Inc.	473	4,304
#Trustco Bank Corp.	1,200	7,980
Trustmark Corp.	2,100	51,408
#U.S. Bancorp	9,208	246,498
UMB Financial Corp.	800	33,696
Umpqua Holdings Corp.	4,300	64,242
Union First Market Bankshares Corp.	300	5,034
#United Bankshares, Inc.	600	17,424
#*United Community Banks, Inc.	1,138	6,646
United Financial Bancorp, Inc.	516	7,214
United Fire & Casualty Co.	500	11,435
#*United Security Bancshares	318	1,496
United Western Bancorp, Inc.	100	183
Unitrin, Inc.	1,500	43,875
Univest Corp. of Pennsylvania	300	5,871
Unum Group	11,100	271,617
Validus Holdings, Ltd.	1,800	46,026
#Valley National Bancorp	2,215	35,972
ViewPoint Financial Group	800	13,624
*Virginia Commerce Bancorp, Inc.	440	3,137
Waddell & Reed Financial, Inc.	300	11,136
Washington Banking Co.	387	5,569
Washington Federal, Inc.	4,460	91,742
Washington Trust Bancorp, Inc.	600	10,866
*Waterstone Financial, Inc.	500	1,930
Webster Financial Corp.	2,100	43,512
Wells Fargo & Co.	49,337	1,633,548
WesBanco, Inc.	600	11,568
West Bancorporation	300	2,439
West Coast Bancorp	264	908
#Westamerica Bancorporation	500	29,385
#*Western Alliance Bancorp	900	7,830
White Mountains Insurance Group, Ltd.	100	34,360
#Whitney Holding Corp.	1,600	21,920
#Wilmington Trust Corp.	2,000	34,660
#Wilshire Bancorp, Inc.	1,500	16,290
#Wintrust Financial Corp.	425	15,852
#*World Acceptance Corp.	700	24,696
#WR Berkley Corp.	3,500	94,500
Yadkin Valley Financial Corp.	200	916
#Zenith National Insurance Corp.	1,100	41,602
#Zions Bancorporation	4,943	142,012

Total Financials		22,368,598

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (3.4%)
*Abaxis, Inc.	500	$12,955
#*ABIOMED, Inc.	300	2,892
*Accelrys, Inc.	1,200	8,388
#*Accuray, Inc.	1,400	9,016
#*Affymetrix, Inc.	2,400	16,656
*Albany Molecular Research, Inc.	600	4,800
#*Align Technology, Inc.	1,800	30,564
#*Allscripts-Misys Healthcare Solutions, Inc.	2,000	40,340
*Alphatec Holdings, Inc.	2,900	19,372
*American Dental Partners, Inc.	700	9,016
#AmerisourceBergen Corp.	1,400	43,190
*AMN Healthcare Services, Inc.	800	7,312
#Analogic Corp.	500	23,910
*AngioDynamics, Inc.	800	12,800
*ArthroCare Corp.	300	9,279
#*athenahealth, Inc.	500	14,510
#*ATS Medical, Inc.	1,700	6,783
Bard (C.R.), Inc.	200	17,306
Beckman Coulter, Inc.	1,800	112,320
Becton Dickinson & Co.	1,107	84,542
*BioClinica, Inc.	600	2,982
*Bio-Rad Laboratories, Inc.	400	44,676
*Bio-Reference Labs, Inc.	600	14,040
*BMP Sunstone Corp.	1,900	10,203
*Boston Scientific Corp.	20,100	138,288
*Bruker BioSciences Corp.	1,000	15,290
*Caliper Life Sciences, Inc.	2,100	8,421
*Cambrex Corp.	1,300	5,707
Cantel Medical Corp.	600	11,976
Cardinal Health, Inc.	3,900	135,291
*Cardiovascular Systems, Inc.	500	2,505
*CareFusion Corp.	5,097	140,575
*Celera Corp.	4,100	30,627
#*Cepheid, Inc.	1,000	19,990
#*Cerner Corp.	600	50,946
#*Charles River Laboratories International, Inc.	1,900	63,612
*CombiMatrix Corp.	300	1,185
Computer Programs & Systems, Inc.	100	4,506
*Conmed Corp.	1,400	31,136
*Corvel Corp.	600	19,980
#*Covance, Inc.	1,600	91,424
*Cross Country Healthcare, Inc.	588	5,892
*CryoLife, Inc.	1,450	8,860
*Cutera, Inc.	600	6,936
*Cyberonics, Inc.	400	7,812
*Cynosure, Inc.	200	2,520
#*Cytori Therapeutics, Inc.	1,500	8,460
#DENTSPLY International, Inc.	200	7,328
*DexCom, Inc.	1,700	18,615
*Digirad Corp.	900	1,989
*Dionex Corp.	400	32,628
#*Eclipsys Corp.	2,600	53,768
*Edwards Lifesciences Corp.	300	30,924
*Endologix, Inc.	1,300	6,045
*eResearch Technology, Inc.	2,000	14,740
#*ev3, Inc.	3,400	65,042
*Exactech, Inc.	500	10,230
*Express Scripts, Inc.	1,011	101,231
#*Genomic Health, Inc.	300	4,806
#*Gen-Probe, Inc.	900	42,651
#*Greatbatch, Inc.	1,100	24,574

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Haemonetics Corp.	1,000	$57,860
*Hansen Medical, Inc.	600	1,524
*Harvard Bioscience, Inc.	600	2,508
*HealthSouth Corp.	209	4,276
*HealthStream, Inc.	1,033	4,648
#*Henry Schein, Inc.	2,106	127,350
Hill-Rom Holdings, Inc.	2,324	73,694
*HMS Holdings Corp.	600	32,100
*ICU Medical, Inc.	500	17,805
#*IDEXX Laboratories, Inc.	300	19,842
#*Illumina, Inc.	850	35,590
*Immucor, Inc.	800	17,128
*Insulet Corp.	700	9,660
*Integra LifeSciences Holdings Corp.	900	40,887
#*Intuitive Surgical, Inc.	200	72,112
#Invacare Corp.	1,500	39,645
*InVentiv Health, Inc.	500	11,515
*IRIS International, Inc.	300	3,429
*Kendle International, Inc.	200	3,310
*Kensey Nash Corp.	500	11,325
*Kinetic Concepts, Inc.	2,500	108,250
*Laboratory Corp. of America Holdings	300	23,571
*Life Technologies Corp.	1,032	56,461
*MAKO Surgical Corp.	200	2,806
#*Martek Biosciences Corp.	900	19,827
Masimo Corp.	1,000	23,410
McKesson Corp.	1,700	110,177
#*MedAssets, Inc.	650	14,840
*Medco Health Solutions, Inc.	1,300	76,596
*Medical Action Industries, Inc.	700	8,309
*MEDTOX Scientific, Inc.	200	2,562
Medtronic, Inc.	3,100	135,439
Meridian Bioscience, Inc.	500	9,995
*Merit Medical Systems, Inc.	1,000	16,170
*Metabolix, Inc.	500	6,235
#*Mettler Toledo International, Inc.	100	12,548
*Micrus Endovascular Corp.	400	8,032
*Millipore Corp.	100	10,615
*MWI Veterinary Supply, Inc.	400	16,780
*Natus Medical, Inc.	700	11,928
*Neurometrix, Inc.	700	1,246
#*NuVasive, Inc.	200	8,320
*NxStage Medical, Inc.	1,400	17,808
*Odyssey Healthcare, Inc.	1,700	35,411
Omnicare, Inc.	2,500	69,475
#*Omnicell, Inc.	1,400	18,690
*OraSure Technologies, Inc.	1,900	12,046
*Orthovita, Inc.	2,500	10,000
*Osteotech, Inc.	600	2,550
Owens & Minor, Inc.	1,050	33,022
*Palomar Medical Technologies, Inc.	900	11,304
*Parexel International Corp.	1,600	37,728
#Patterson Cos., Inc.	1,400	44,786
*PDI, Inc.	300	2,721
PerkinElmer, Inc.	5,400	135,270
Pharmaceutical Products Development Service, Inc.	4,900	134,750
*Phase Forward, Inc.	1,788	30,056
*Providence Service Corp.	600	9,966
#*PSS World Medical, Inc.	1,900	44,517
Quality Systems, Inc.	500	32,005
Quest Diagnostics, Inc.	500	28,580

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Quidel Corp.	300	$4,422
*Regeneration Technologies, Inc.	2,800	10,724
*RehabCare Group, Inc.	700	19,964
#*ResMed, Inc.	300	20,529
*SenoRx, Inc.	600	5,904
#*Sequenom, Inc.	622	3,856
*Sirona Dental Systems, Inc.	2,400	100,056
*Somanetics Corp.	300	6,069
#*SonoSite, Inc.	488	16,358
*Spectranetics Corp.	1,700	11,594
*St. Jude Medical, Inc.	600	24,492
*Staar Surgical Co.	600	3,054
*Stereotaxis, Inc.	600	2,850
#Steris Corp.	900	29,952
Stryker Corp.	1,100	63,184
#*SurModics, Inc.	600	11,160
*Symmetry Medical, Inc.	1,100	12,716
Techne Corp.	400	26,500
Teleflex, Inc.	1,400	85,848
*Thermo Fisher Scientific, Inc.	5,486	303,266
#*Thoratec Corp.	600	26,754
*TomoTherapy, Inc.	500	1,945
*Universal American Corp.	2,900	44,515
#*Varian Medical Systems, Inc.	800	45,104
#*Varian, Inc.	900	46,611
*Vascular Solutions, Inc.	712	7,049
*Virtual Radiologic Corp.	800	10,000
*Vital Images, Inc.	600	9,468
*Volcano Corp.	300	7,206
#*Waters Corp.	800	57,592
West Pharmaceutical Services, Inc.	1,206	50,471
#*Wright Medical Group, Inc.	1,900	35,682
Young Innovations, Inc.	300	7,551
*Zimmer Holdings, Inc.	1,800	109,638
*Zoll Medical Corp.	1,100	33,605

Total Health Care		5,021,061

Industrials — (9.9%)
*3D Systems Corp.	795	12,370
3M Co.	1,400	124,138
#A.O. Smith Corp.	1,100	56,793
#AAON, Inc.	500	12,070
ABM Industries, Inc.	2,100	45,129
*Acacia Technologies Group	700	10,416
*ACCO Brands Corp.	1,200	10,956
Actuant Corp.	2,800	64,204
Acuity Brands, Inc.	1,000	45,210
Administaff, Inc.	700	15,498
*Advisory Board Co. (The)	300	9,879
*Aecom Technology Corp.	2,600	78,182
#*AGCO Corp.	2,745	96,130
*Air Transport Services Group, Inc.	2,900	15,950
Aircastle, Ltd.	3,400	40,834
#*AirTran Holdings, Inc.	2,700	14,256
Alamo Group, Inc.	500	11,780
*Alaska Air Group, Inc.	800	33,128
Albany International Corp.	1,100	28,017
#Alexander & Baldwin, Inc.	2,100	74,718
*Altra Holdings, Inc.	800	12,128
*Amerco, Inc.	900	56,205
#*American Commercial Lines, Inc.	600	12,240

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
American Railcar Industries, Inc.	200	$3,270
*American Reprographics Co.	2,100	20,979
American Science & Engineering, Inc.	200	15,030
#*American Superconductor Corp.	900	26,262
#American Woodmark Corp.	600	13,866
#Ameron International Corp.	200	13,878
Ametek, Inc.	1,100	47,575
Ampco-Pittsburgh Corp.	300	7,713
*AMR Corp.	3,800	28,044
*APAC Customer Services, Inc.	1,300	7,475
#Apogee Enterprises, Inc.	1,200	16,488
Applied Industrial Technologies, Inc.	1,900	58,482
*Argan, Inc.	700	7,952
Arkansas Best Corp.	1,100	33,506
*Armstrong World Industries, Inc.	40	1,742
*Astec Industries, Inc.	800	26,496
*ATC Technology Corp.	1,000	20,440
*Atlas Air Worldwide Holdings, Inc.	900	49,743
Avery Dennison Corp.	700	27,321
*Avis Budget Group, Inc.	3,100	46,872
#AZZ, Inc.	400	16,248
#Badger Meter, Inc.	300	12,408
#*Baker (Michael) Corp.	352	12,440
#Baldor Electric Co.	2,100	80,661
#Barnes Group, Inc.	2,000	41,600
Barrett Business Services, Inc.	400	6,160
*BE Aerospace, Inc.	1,402	41,653
*Beacon Roofing Supply, Inc.	1,800	39,960
Belden, Inc.	2,200	60,412
#*Blount International, Inc.	1,200	13,464
*BlueLinx Holdings, Inc.	1,500	7,515
#Bowne & Co., Inc.	800	8,944
Brady Co. Class A	2,500	85,900
#Briggs & Stratton Corp.	1,400	33,236
Brink's Co. (The)	2,000	53,260
*BTU International, Inc.	400	2,392
Bucyrus International, Inc.	2,000	126,020
*Builders FirstSource, Inc.	1,800	6,858
C.H. Robinson Worldwide, Inc.	1,300	78,390
*CAI International, Inc.	900	12,249
Carlisle Cos., Inc.	2,600	98,098
Cascade Corp.	200	6,972
*Casella Waste Systems, Inc.	1,100	5,676
#*CBIZ, Inc.	1,200	8,412
#CDI Corp.	1,000	17,430
*CECO Environmental Corp.	500	2,660
*Celadon Group, Inc.	900	13,437
#*Cenveo, Inc.	1,400	11,998
*Chart Industries, Inc.	1,000	22,990
Chase Corp.	400	5,252
*Cintas Corp.	900	24,525
CIRCOR International, Inc.	600	20,676
#CLAROC, Inc.	840	31,769
*Clean Harbors, Inc.	300	19,029
*Colfax Corp.	2,200	28,710
*Columbus McKinnon Corp.	800	14,424
Comfort Systems USA, Inc.	1,000	14,080
*Commercial Vehicle Group, Inc.	500	4,690
#*Consolidated Graphics, Inc.	300	12,573
#*Continental Airlines, Inc.	900	20,115
Con-way, Inc.	1,072	41,636

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Cooper Industries P.L.C.	2,200	$108,020
*Copart, Inc.	150	5,354
*Cornell Cos., Inc.	800	22,000
Corporate Executive Board Co.	900	24,714
*Corrections Corp. of America	4,500	93,240
#*CoStar Group, Inc.	470	20,657
Courier Corp.	300	5,157
#*Covanta Holding Corp.	1,400	24,472
*Covenant Transportation Group, Inc.	500	3,700
#*CRA International, Inc.	300	6,969
#Crane Co.	1,700	61,098
CSX Corp.	6,600	369,930
Cummins, Inc.	2,700	195,021
Danaher Corp.	1,830	154,232
Deere & Co.	1,200	71,784
#*Delta Air Lines, Inc.	1,200	14,496
Diamond Management & Technology Consultants, Inc.	700	5,684
*Dollar Thrifty Automotive Group, Inc.	100	4,399
Donaldson Co., Inc.	600	27,780
Dover Corp.	2,500	130,550
Dun & Bradstreet Corp. (The)	200	15,394
*DXP Enterprises, Inc.	600	9,954
*Dycom Industries, Inc.	1,400	14,868
*Dynamex, Inc.	300	5,307
Dynamic Materials Corp.	200	3,592
*DynCorp International, Inc. Class A	300	5,160
#*Eagle Bulk Shipping, Inc.	3,100	17,949
Eaton Corp.	2,000	154,320
*EMCOR Group, Inc.	3,400	97,104
Emerson Electric Co.	1,950	101,848
#Encore Wire Corp.	800	17,768
#*Ener1, Inc.	2,400	9,984
#*Energy Conversion Devices, Inc.	600	4,272
*Energy Recovery, Inc.	1,500	9,045
EnergySolutions, Inc.	300	2,175
#*EnerNOC, Inc.	600	17,448
#*EnerSys, Inc.	1,936	50,104
Ennis, Inc.	1,000	18,490
#*EnPro Industries, Inc.	950	30,001
Equifax, Inc.	3,000	100,800
#*Evergreen Solar, Inc.	1,100	1,232
Expeditors International of Washington, Inc.	700	28,518
*Exponent, Inc.	400	11,924
*ExpressJet Holdings, Inc.	800	3,200
#Fastenal Co.	700	38,283
Federal Signal Corp.	2,200	17,732
FedEx Corp.	5,388	484,974
#*First Solar, Inc.	100	14,355
*Flanders Corp.	1,100	4,235
#Forward Air Corp.	900	25,218
*Franklin Covey Co.	800	6,304
Franklin Electric Co., Inc.	200	6,998
#Freightcar America, Inc.	400	11,448
#*FTI Consulting, Inc.	1,000	41,130
*Fuel Tech, Inc.	700	5,257
#*FuelCell Energy, Inc.	500	1,375
*Furmanite Corp.	600	3,060
G & K Services, Inc. Class A	957	26,308
Gardner Denver Machinery, Inc.	1,900	95,551
GATX Corp.	2,200	71,808
*Genco Shipping & Trading, Ltd.	1,100	25,476

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*General Cable Corp.	1,400	$39,998
General Electric Co.	72,515	1,367,633
#*Genesee & Wyoming, Inc.	300	11,730
*GEO Group, Inc. (The)	2,200	46,596
*Gibraltar Industries, Inc.	1,300	19,526
Goodrich Corp.	1,000	74,180
#Gorman-Rupp Co. (The)	550	15,340
*GP Strategies Corp.	600	4,842
Graco, Inc.	200	6,936
*Graftech International, Ltd.	2,100	35,406
Graham Corp.	500	8,925
Granite Construction, Inc.	1,300	43,693
Great Lakes Dredge & Dock Corp.	2,500	13,550
*Greenbrier Cos., Inc.	900	14,652
*GT Solar International, Inc.	1,700	9,911
*H&E Equipment Services, Inc.	1,900	22,439
Hardinge, Inc.	200	2,000
Harsco Corp.	3,800	117,648
*Hawaiian Holdings, Inc.	1,200	8,520
#Healthcare Services Group, Inc.	900	19,341
#Heartland Express, Inc.	1,400	23,156
#HEICO Corp.	375	16,151
HEICO Corp. Class A	625	20,962
Heidrick & Struggles International, Inc.	200	5,282
Herman Miller, Inc.	900	19,098
*Hertz Global Holdings, Inc.	9,900	143,154
#*Hexcel Corp.	4,700	76,140
*Hill International, Inc.	600	3,852
HNI Corp.	2,300	71,392
Honeywell International, Inc.	2,050	97,314
Horizon Lines, Inc.	1,000	5,470
#Houston Wire & Cable Co.	900	11,835
*Hub Group, Inc. Class A	1,000	32,010
#Hubbell, Inc. Class B	1,800	83,646
*Hudson Highland Group, Inc.	1,200	6,732
*Hurco Cos., Inc.	300	5,838
*Huron Consulting Group, Inc.	687	16,090
*ICF International, Inc.	500	11,580
IDEX Corp.	2,841	95,458
*IHS, Inc.	150	7,600
Illinois Tool Works, Inc.	1,250	63,875
Ingersoll-Rand P.L.C.	69	2,552
*Insituform Technologies, Inc.	800	19,176
Insteel Industries, Inc.	800	9,808
*Integrated Electrical Services, Inc.	200	1,246
Interface, Inc. Class A	2,600	34,008
#*Interline Brands, Inc.	1,400	29,134
International Shipholding Corp.	300	9,102
*Intersections, Inc.	500	2,665
#Iron Mountain, Inc.	900	22,635
J.B. Hunt Transport Services, Inc.	1,100	40,546
*Jacobs Engineering Group, Inc.	1,800	86,796
*JetBlue Airways Corp.	9,500	53,105
John Bean Technologies Corp.	700	12,859
Joy Global, Inc.	800	45,448
*Kadant, Inc.	300	6,003
Kaman Corp. Class A	700	19,187
#*Kansas City Southern	2,100	85,155
#Kaydon Corp.	1,600	66,608
KBR, Inc.	200	4,416
*Kelly Services, Inc. Class A	1,100	17,688

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Kennametal, Inc.	2,600	$85,436
*Key Technology, Inc.	200	2,774
*Kforce, Inc.	1,400	19,446
Kimball International, Inc. Class B	1,400	11,256
#*Kirby Corp.	2,600	109,408
Knight Transportation, Inc.	2,700	57,483
Knoll, Inc.	800	11,184
#*Korn/Ferry International	1,900	30,799
Landstar System, Inc.	900	39,798
*Layne Christensen Co.	800	21,904
#Lennox International, Inc.	500	22,630
Lincoln Electric Holdings, Inc.	1,100	65,934
#Lindsay Corp.	400	15,212
LSI Industries, Inc.	600	4,218
*Lydall, Inc.	800	6,448
*M&F Worldwide Corp.	1,000	30,660
Manitowoc Co., Inc. (The)	2,100	29,421
*Manpower, Inc.	1,095	61,430
*Marten Transport, Ltd.	1,100	24,035
Masco Corp.	2,100	34,083
#*MasTec, Inc.	3,046	38,105
*McDermott International, Inc.	600	16,446
McGrath Rentcorp	800	20,792
*Metalico, Inc.	1,300	8,580
#*Middleby Corp.	800	48,896
Miller Industries, Inc.	500	7,150
#Mine Safety Appliances Co.	1,500	44,085
#*Mobile Mini, Inc.	900	14,958
#*Monster Worldwide, Inc.	4,845	84,448
MSC Industrial Direct Co., Inc. Class A	600	32,694
Mueller Industries, Inc.	1,900	56,335
Mueller Water Products, Inc.	5,100	28,560
Multi-Color Corp.	400	5,004
NACCO Industries, Inc. Class A	300	26,082
*Navigant Consulting, Inc.	1,700	21,896
*NCI Building Systems, Inc.	80	1,102
*NN, Inc.	700	5,040
Nordson Corp.	450	32,319
Norfolk Southern Corp.	5,000	296,650
*North American Galvanizing & Coating, Inc.	900	6,750
#*Northwest Pipe Co.	300	7,236
*On Assignment, Inc.	1,565	11,002
*Orion Marine Group, Inc.	500	9,480
*Oshkosh Corp.	280	10,814
#Otter Tail Corp.	900	19,998
*Owens Corning	4,200	146,076
*P.A.M. Transportation Services, Inc.	500	7,920
#Paccar, Inc.	2,000	93,040
#*Pacer International, Inc.	1,500	9,960
Parker Hannifin Corp.	900	62,262
*Park-Ohio Holdings Corp.	200	2,574
Pentair, Inc.	2,800	101,248
*PGT, Inc.	700	2,170
*Pinnacle Airlines Corp.	800	5,848
Pitney Bowes, Inc.	400	10,160
*PMFG, Inc.	700	10,066
Portec Rail Products, Inc.	400	4,728
*Powell Industries, Inc.	400	13,432
#*Power-One, Inc.	2,300	18,078
*PowerSecure International, Inc.	800	9,008
Precision Castparts Corp.	600	77,004

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*PRGX Global, Inc.	1,100	$7,436
*Quality Distribution, Inc.	289	2,023
Quanex Building Products Corp.	1,000	19,000
*Quanta Services, Inc.	3,500	70,455
R. R. Donnelley & Sons Co.	4,800	103,152
Raven Industries, Inc.	300	9,108
#*RBC Bearings, Inc.	700	22,092
#Regal-Beloit Corp.	1,300	82,251
Republic Services, Inc.	4,100	127,223
*Resources Connection, Inc.	2,400	42,096
Robbins & Myers, Inc.	1,128	29,226
#Robert Half International, Inc.	600	16,428
Rockwell Automation, Inc.	500	30,360
Rollins, Inc.	1,600	34,800
Roper Industries, Inc.	500	30,510
*RSC Holdings, Inc.	600	5,502
#*Rush Enterprises, Inc. Class A	600	9,732
Ryder System, Inc.	1,900	88,388
*Sauer-Danfoss, Inc.	700	11,375
Schawk, Inc.	200	3,790
*School Specialty, Inc.	300	7,038
*Shaw Group, Inc.	1,900	72,732
SIFCO Industries, Inc.	100	1,386
Simpson Manufacturing Co., Inc.	700	23,793
SkyWest, Inc.	1,900	28,462
Southwest Airlines Co.	11,400	150,252
*Spire Corp.	400	1,412
#*Spirit Aerosystems Holdings, Inc.	3,200	70,976
#SPX Corp.	1,600	111,808
#Standard Register Co.	1,100	5,665
Standex International Corp.	300	7,161
#Steelcase, Inc. Class A	2,100	17,241
*Stericycle, Inc.	400	23,560
#Sun Hydraulics, Inc.	500	14,005
*SunPower Corp. Class A	200	3,310
*SunPower Corp. Class B	192	2,888
*SYKES Enterprises, Inc.	2,405	54,666
*Sypris Solutions, Inc.	600	2,694
#TAL International Group, Inc.	900	23,391
*Taser International, Inc.	2,000	9,460
*Team, Inc.	500	8,700
Technology Research Corp.	300	1,593
*Tecumseh Products Co. Class A	200	2,556
Tennant Co.	200	6,898
*Terex Corp.	400	10,608
*Tetra Tech, Inc.	500	12,175
#Textainer Group Holdings, Ltd.	1,500	34,440
*Thomas & Betts Corp.	1,800	75,492
Timken Co.	4,397	154,686
#Titan International, Inc.	1,284	15,934
Toro Co.	700	39,858
Towers Watson & Co.	1,200	57,600
*Trailer Bridge, Inc.	400	2,060
*TRC Cos., Inc.	600	1,860
#*Trex Co., Inc.	400	9,796
#Trinity Industries, Inc.	3,200	79,648
*TrueBlue, Inc.	2,200	34,738
#*Tutor Perini Corp.	1,500	36,405
Twin Disc, Inc.	400	5,648
*UAL Corp.	1,900	41,002
*Ultralife Corp.	400	1,676

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Union Pacific Corp.	6,294	$476,204
United Parcel Service, Inc.	1,700	117,538
#*United Rentals, Inc.	2,300	33,028
*United Stationers, Inc.	700	42,854
United Technologies Corp.	2,577	193,146
Universal Forest Products, Inc.	900	37,845
*Universal Truckload Services, Inc.	200	3,652
*URS Corp.	2,200	112,970
*US Airways Group, Inc.	5,600	39,592
US Ecology, Inc.	400	6,240
*USA Truck, Inc.	100	1,842
#*USG Corp.	4,900	115,640
UTi Worldwide, Inc.	757	11,998
Viad Corp.	1,000	23,400
#*Vicor Corp.	1,500	22,680
*Volt Information Sciences, Inc.	700	8,778
#W.W. Grainger, Inc.	300	33,162
*Wabash National Corp.	1,200	11,664
Wabtec Corp.	1,200	57,096
*Waste Connections, Inc.	1,400	50,106
Waste Management, Inc.	2,940	101,959
Watsco, Inc. Class A	400	23,688
#Watts Water Technologies, Inc.	1,141	40,483
#Werner Enterprises, Inc.	3,300	73,986
#*WESCO International, Inc.	1,400	56,868
#Woodward Governor Co.	1,800	57,690

Total Industrials		14,621,035

Information Technology — (11.6%)
*3PAR, Inc.	600	5,598
#Accenture, Ltd.	1,500	65,460
#*ACI Worldwide, Inc.	1,500	28,185
*Acme Packet, Inc.	1,400	36,596
*Acorn Energy, Inc.	500	2,820
*Actel Corp.	1,200	18,624
*ActivIdentity Corp.	800	2,344
Activision Blizzard, Inc.	17,500	193,900
*Actuate Corp.	800	4,528
*Acxiom Corp.	3,000	57,240
*Adaptec, Inc.	4,937	15,255
#*ADC Telecommunications, Inc.	1,400	11,214
#*Adobe Systems, Inc.	1,450	48,706
#Adtran, Inc.	1,300	34,801
*Advanced Analogic Technologies, Inc.	2,100	7,980
#*Advanced Energy Industries, Inc.	2,200	32,384
*Advanced Micro Devices, Inc.	6,500	58,890
#*Advent Software, Inc.	600	27,108
*Agilent Technologies, Inc.	4,600	166,796
Agilysys, Inc.	300	3,255
#*Akamai Technologies, Inc.	3,100	120,373
#*Alliance Data Systems Corp.	200	15,012
#Altera Corp.	400	10,144
*Amdocs, Ltd.	1,400	44,716
American Software, Inc. Class A	1,150	7,349
#*Amkor Technology, Inc.	4,200	31,668
Amphenol Corp.	600	27,726
*Amtech Systems, Inc.	400	3,828
#*Anadigics, Inc.	3,200	16,096
Analog Devices, Inc.	900	26,937
#*Anixter International, Inc.	1,200	62,880
#*Ansys, Inc.	300	13,500

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*AOL, Inc.	3,770	$88,067
*Apple, Inc.	2,447	638,961
Applied Materials, Inc.	7,200	99,216
*Applied Micro Circuits Corp.	2,672	30,140
*ArcSight, Inc.	400	9,092
#*Ariba, Inc.	4,600	65,642
#*Arris Group, Inc.	4,300	52,847
*Arrow Electronics, Inc.	2,800	85,400
*Art Technology Group, Inc.	3,005	12,861
*Aruba Networks, Inc.	2,200	27,632
*Aspen Technology, Inc.	600	7,062
#*Atheros Communications, Inc.	800	31,072
#*Atmel Corp.	15,200	82,688
#*ATMI, Inc.	1,200	21,756
*Autodesk, Inc.	800	27,208
Automatic Data Processing, Inc.	1,000	43,360
*Aviat Networks, Inc.	900	5,850
*Avid Technology, Inc.	1,300	18,980
*Avnet, Inc.	1,500	47,955
AVX Corp.	7,900	122,055
*AXT, Inc.	700	3,059
Bel Fuse, Inc. Class B	400	9,368
#*Bell Microproducts, Inc.	800	5,600
*Benchmark Electronics, Inc.	3,200	69,248
*BigBand Networks, Inc.	2,100	6,930
Black Box Corp.	600	18,714
Blackbaud, Inc.	200	4,610
#*Blackboard, Inc.	800	34,040
#*Blue Coat Systems, Inc.	1,200	39,036
*BMC Software, Inc.	1,450	57,072
*Bottomline Technologies, Inc.	1,300	22,620
*Brightpoint, Inc.	2,900	23,461
#Broadcom Corp.	1,300	44,837
Broadridge Financial Solutions, Inc.	500	11,905
*Brocade Communications Systems, Inc.	9,300	60,357
*Brooks Automation, Inc.	300	2,916
CA, Inc.	2,600	59,306
#*Cabot Microelectronics Corp.	800	30,688
*Cadence Design Systems, Inc.	2,400	17,904
*CalAmp Corp.	800	2,280
*Callidus Software, Inc.	1,300	4,121
Cass Information Systems, Inc.	400	12,720
*Cavium Networks, Inc.	800	22,088
*CEVA, Inc.	600	7,344
*Checkpoint Systems, Inc.	1,400	31,626
*Ciber, Inc.	1,500	5,955
#*Ciena Corp.	3,200	59,168
*Cirrus Logic, Inc.	3,500	44,485
*Cisco Sytems, Inc.	18,300	492,636
*Citrix Systems, Inc.	300	14,100
*Clearfield, Inc.	600	1,500
*Cogent, Inc.	407	4,212
Cognex Corp.	1,400	29,274
*Cognizant Technology Solutions Corp.	700	35,826
#*Coherent, Inc.	688	25,848
Cohu, Inc.	1,200	19,380
#*CommScope, Inc.	4,800	156,384
Communications Systems, Inc.	400	5,136
*CommVault Systems, Inc.	1,000	20,950
#*Compellent Technologies, Inc.	800	10,056
#*Computer Sciences Corp.	2,300	120,497

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Compuware Corp.	3,000	$25,800
*comScore, Inc.	743	13,485
*Comverge, Inc.	500	5,670
#*Concur Technologies, Inc.	900	37,719
*Conexant Systems, Inc.	2,400	7,320
#*Constant Contact, Inc.	500	12,775
*Convergys Corp.	4,500	56,880
Corning, Inc.	12,200	234,850
*Cray, Inc.	1,100	7,436
*Cree, Inc.	2,000	146,420
*CSG Systems International, Inc.	400	9,088
*CyberSource Corp.	2,700	69,336
*Cymer, Inc.	1,400	47,810
#*Cypress Semiconductor Corp.	1,500	19,335
Daktronics, Inc.	200	1,676
*Datalink Corp.	600	2,700
*DDi Corp.	1,000	8,560
#*DealerTrack Holdings, Inc.	1,400	21,350
*Dell, Inc.	3,900	63,102
*Deltek, Inc.	982	7,728
*DG FastChannel, Inc.	1,200	42,216
*Dice Holdings, Inc.	800	6,936
Diebold, Inc.	1,800	56,430
*Digi International, Inc.	700	7,497
*Digital River, Inc.	600	16,764
#*Diodes, Inc.	1,100	23,617
*DivX, Inc.	1,700	14,212
*Dolby Laboratories, Inc.	250	17,180
*Double-Take Software, Inc.	1,000	10,750
*DSP Group, Inc.	700	5,719
DST Systems, Inc.	500	21,225
#*DTS, Inc.	400	13,296
#Earthlink, Inc.	4,100	36,982
*eBay, Inc.	8,500	202,385
#*Ebix, Inc.	800	13,016
*Echelon Corp.	1,300	12,285
*EchoStar Corp.	1,396	26,817
Electro Rent Corp.	1,200	17,148
*Electronic Arts, Inc.	5,750	111,378
*Electronics for Imaging, Inc.	2,222	28,553
*EMC Corp.	12,000	228,120
*Emulex Corp.	3,900	45,825
#*Entegris, Inc.	2,600	16,094
*Entropic Communications, Inc.	1,800	9,504
*Epicor Software Corp.	2,800	25,704
#*EPIQ Systems, Inc.	1,100	13,255
*ePlus, Inc.	300	5,583
#*Equinix, Inc.	200	20,130
*Euronet Worldwide, Inc.	1,500	23,895
*Exar Corp.	2,000	14,780
*ExlService Holdings, Inc.	900	14,328
*Extreme Networks	900	2,997
*F5 Networks, Inc.	600	41,058
FactSet Research Systems, Inc.	200	15,044
#Fair Isaac Corp.	1,700	35,802
*Fairchild Semiconductor Corp. Class A	5,700	63,954
*FalconStor Software, Inc.	1,200	3,588
#*Faro Technologies, Inc.	600	15,126
#*FEI Co.	1,300	29,250
Fidelity National Information Services, Inc.	8,000	210,320
#*Finisar Corp.	1,700	25,432

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Fiserv, Inc.	2,564	$130,995
*FLIR Systems, Inc.	400	12,236
#*FormFactor, Inc.	1,700	25,517
*Forrester Research, Inc.	800	25,688
*Gartner Group, Inc.	500	12,040
*Gerber Scientific, Inc.	1,100	7,920
Global Payments, Inc.	300	12,843
*Globecomm Systems, Inc.	900	7,011
*Google, Inc.	600	315,264
#*GSI Commerce, Inc.	1,300	35,425
*GSI Technology, Inc.	1,100	7,117
*Guidance Software, Inc.	500	2,940
*Hackett Group, Inc.	1,900	5,339
*Harmonic, Inc.	2,000	13,680
Heartland Payment Systems, Inc.	1,300	23,894
*Hewitt Associates, Inc. Class A	400	16,396
Hewlett-Packard Co.	6,800	353,396
#*Hittite Microwave Corp.	500	25,640
*Hughes Communications, Inc.	300	8,370
*Hutchinson Technology, Inc.	800	4,872
*Hypercom Corp.	1,050	4,358
*IAC/InterActiveCorp.	5,200	116,584
iGATE Corp.	900	11,142
*Imation Corp.	1,900	20,596
*Immersion Corp.	1,200	6,720
*Infinera Corp.	4,900	44,835
*infoGROUP, Inc.	2,300	18,423
#*Informatica Corp.	500	12,505
*InfoSpace, Inc.	800	8,376
*Ingram Micro, Inc.	5,750	104,420
*Innodata Isogen, Inc.	300	1,038
*Insight Enterprises, Inc.	2,300	34,569
*Integral Systems, Inc.	527	4,595
*Integrated Device Technology, Inc.	5,900	38,999
*Integrated Silicon Solution, Inc.	1,278	15,758
Intel Corp.	14,600	333,318
*Intellicheck Mobilisa, Inc.	1,200	2,232
*Interactive Intelligence, Inc.	300	5,931
#*InterDigital, Inc.	700	19,369
#*Intermec, Inc.	2,500	28,675
*Internap Network Services Corp.	1,700	9,826
International Business Machines Corp.	3,100	399,900
*International Rectifier Corp.	3,059	70,418
#*Internet Brands, Inc.	726	7,514
*Internet Capital Group, Inc.	900	8,901
Intersil Corp.	5,900	87,792
*Intevac, Inc.	1,100	15,312
#*Intuit, Inc.	600	21,696
*iPass, Inc.	2,400	3,456
*Isilon Systems, Inc.	1,200	15,576
#*Itron, Inc.	1,500	119,415
#*Ixia	3,200	32,800
*IXYS Corp.	1,100	9,933
*j2 Global Communications, Inc.	700	16,856
Jabil Circuit, Inc.	7,000	107,240
Jack Henry & Associates, Inc.	1,000	25,520
#*JDA Software Group, Inc.	1,128	32,599
*JDS Uniphase Corp.	8,700	113,013
*Juniper Networks, Inc.	2,400	68,184
Keithley Instruments, Inc.	600	5,106
*Kenexa Corp.	300	4,503

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#KLA-Tencor Corp.	3,939	$134,162
*Knot, Inc. (The)	1,100	8,921
*Kopin Corp.	2,400	10,104
*Kulicke & Soffa Industries, Inc.	2,800	22,960
#*L-1 Identity Solutions, Inc.	4,150	35,980
#*Lam Research Corp.	1,100	44,605
*Lattice Semiconductor Corp.	1,100	5,797
#*Lawson Software, Inc.	5,700	44,232
*LeCroy Corp.	600	3,510
Lender Processing Services, Inc.	550	20,762
#*Lexmark International, Inc.	900	33,345
*Limelight Networks, Inc.	2,700	10,854
Linear Technology Corp.	1,300	39,078
*Lionbridge Technologies, Inc.	178	963
*Liquidity Services, Inc.	700	7,959
*Littlefuse, Inc.	945	39,907
*LoJack Corp.	300	1,254
*LoopNet, Inc.	1,800	20,304
#*Loral Space & Communications, Inc.	500	21,530
*LSI Corp.	7,600	45,752
#*Magma Design Automation, Inc.	1,800	6,480
*Manhattan Associates, Inc.	400	11,464
Marchex, Inc.	700	3,682
#MasterCard, Inc. Class A	100	24,804
*Mattson Technology, Inc.	2,200	9,900
#Maxim Integrated Products, Inc.	4,565	88,652
Maximus, Inc.	500	30,955
#*Maxwell Technologies, Inc.	400	5,772
*McAfee, Inc.	600	20,850
*Measurement Specialties, Inc.	700	11,529
*MEMC Electronic Materials, Inc.	4,000	51,880
*Mentor Graphics Corp.	4,200	37,758
#Methode Electronics, Inc.	1,900	21,090
Micrel, Inc.	500	5,835
#Microchip Technology, Inc.	400	11,684
#*Micron Technology, Inc.	18,600	173,910
*MICROS Systems, Inc.	400	14,864
#*Microsemi Corp.	3,400	56,304
Microsoft Corp.	6,866	209,688
*MicroStrategy, Inc.	200	15,320
*Microtune, Inc.	700	1,876
*MKS Instruments, Inc.	1,905	43,205
*ModusLink Global Solutions, Inc.	1,700	15,181
Molex, Inc. Class A	748	14,212
*MoneyGram International, Inc.	600	1,830
#*Monolithic Power Systems, Inc.	900	22,185
*Monotype Imaging Holdings, Inc.	430	4,489
*MoSys, Inc.	1,400	6,048
*Motorola, Inc.	35,500	250,985
MTS Systems Corp.	500	14,935
*Multi-Fineline Electronix, Inc.	900	23,328
#*Nanometrics, Inc.	800	8,560
#National Instruments Corp.	1,000	34,580
#National Semiconductor Corp.	1,550	22,909
#*NCR Corp.	900	11,844
*NetApp, Inc.	300	10,401
*Netezza Corp.	1,500	20,535
*NETGEAR, Inc.	1,800	48,708
*NetList, Inc.	900	2,673
*NetLogic Microsystems, Inc.	800	24,936
#*NetScout Systems, Inc.	1,400	20,328

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*NetSuite, Inc.	700	$9,863
*Network Equipment Technologies, Inc.	400	2,052
*NeuStar, Inc.	300	7,341
NIC, Inc.	1,550	10,928
#*Novatel Wireless, Inc.	1,000	6,850
*Novell, Inc.	10,200	57,222
#*Novellus Systems, Inc.	3,800	99,560
*Nu Horizons Electronics Corp.	400	1,440
#*Nuance Communications, Inc.	6,900	126,063
*Nvidia Corp.	400	6,288
*Occam Networks, Inc.	1,000	6,520
*Oclaro, Inc.	1,840	28,207
*OmniVision Technologies, Inc.	2,200	38,632
*ON Semiconductor Corp.	2,780	22,073
*Online Resources Corp.	400	1,864
*Openwave Systems, Inc.	3,900	8,697
#*Oplink Communications, Inc.	700	10,577
OPNET Technologies, Inc.	900	14,454
*Opnext, Inc.	1,600	3,760
Oracle Corp.	8,800	227,392
*OSI Systems, Inc.	700	18,228
#*Palm, Inc.	2,700	15,660
*Parametric Technology Corp.	4,200	78,078
Park Electrochemical Corp.	600	18,126
#*ParkerVision, Inc.	500	945
#Paychex, Inc.	1,000	30,600
*PC Connection, Inc.	500	3,440
*PC Mall, Inc.	400	2,076
*PC-Tel, Inc.	700	4,557
*PDF Solutions, Inc.	1,200	5,940
Pegasystems, Inc.	500	15,835
#*Perficient, Inc.	1,600	19,952
*Pericom Semiconductor Corp.	1,300	15,184
*Pervasive Software, Inc.	800	3,984
*Phoenix Technologies, Ltd.	800	2,392
*Photronics, Inc.	1,400	7,630
*Planar Systems, Inc.	900	2,349
#Plantronics, Inc.	1,300	43,160
*PLATO Learning, Inc.	500	2,825
*Plexus Corp.	400	14,820
*PLX Technology, Inc.	1,700	8,925
*PMC — Sierra, Inc.	4,900	43,365
*Polycom, Inc.	3,500	113,925
Power Integrations, Inc.	700	26,936
*Presstek, Inc.	800	3,696
*Progress Software Corp.	1,200	38,700
*PROS Holdings, Inc.	600	5,460
QAD, Inc.	1,606	8,865
#*QLogic Corp.	2,140	41,452
QUALCOMM, Inc.	3,400	131,716
*Quantum Corp.	7,400	21,460
*Quest Software, Inc.	4,000	70,120
*Radiant Systems, Inc.	1,100	15,477
*RadiSys Corp.	700	6,853
#*Rambus, Inc.	1,600	38,608
*Ramtron International Corp.	1,300	4,381
*RealNetworks, Inc.	6,429	26,680
#*Red Hat, Inc.	1,000	29,870
Renaissance Learning, Inc.	700	9,947
*RF Micro Devices, Inc.	10,600	59,572
Richardson Electronics, Ltd.	600	6,894

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*RightNow Technologies, Inc.	800	$13,120
*Rimage Corp.	300	5,265
*Riverbed Technology, Inc.	1,300	40,287
#*Rofin-Sinar Technologies, Inc.	1,000	26,560
*Rogers Corp.	200	6,694
#*Rovi Corp.	2,600	101,348
#*Rubicon Technology, Inc.	1,000	27,140
*Rudolph Technologies, Inc.	1,100	10,483
*S1 Corp.	2,700	16,659
*Saba Software, Inc.	1,400	7,140
*Salesforce.com, Inc.	900	77,040
#*Sandisk Corp.	4,700	187,483
*Sanmina-SCI Corp.	1,100	19,613
Sapient Corp.	4,000	40,920
#*SAVVIS, Inc.	1,200	21,120
#*ScanSource, Inc.	1,300	36,218
*SeaChange International, Inc.	800	6,664
*Seagate Technology LLC	200	3,674
#*Semtech Corp.	1,700	30,855
*ShoreTel, Inc.	2,000	13,100
#*Sigma Designs, Inc.	900	10,674
#*Silicon Graphics International Corp.	1,400	13,846
*Silicon Image, Inc.	2,400	8,928
*Silicon Laboratories, Inc.	800	38,680
#*Skyworks Solutions, Inc.	5,200	87,568
#*Smart Modular Technologies (WWH), Inc.	3,400	23,868
*Smith Micro Software, Inc.	1,700	16,133
*Soapstone Networks, Inc.	300	8
*Sonic Solutions, Inc.	900	11,295
*SonicWALL, Inc.	1,700	17,221
*Sonus Networks, Inc.	1,400	3,626
*Sourcefire, Inc.	800	17,896
*Spectrum Control, Inc.	500	6,950
*SRS Labs, Inc.	700	6,552
*Stamps.com, Inc.	700	7,420
*Standard Microsystems Corp.	700	17,976
*StarTek, Inc.	700	4,746
#*STEC, Inc.	1,200	16,668
*Stratasys, Inc.	400	9,536
*SuccessFactors, Inc.	1,600	33,488
*Supertex, Inc.	400	10,804
*Support.com, Inc.	1,050	4,578
*Switch & Data Facilities Co., Inc.	500	9,595
#*Sybase, Inc.	900	39,042
Sycamore Networks, Inc.	1,124	22,244
*Symantec Corp.	3,000	50,310
*Symmetricom, Inc.	1,500	9,945
*Symyx Technologies, Inc.	1,500	8,175
#*Synaptics, Inc.	800	24,496
*SYNNEX Corp.	1,100	30,162
#*Synopsys, Inc.	3,900	88,569
Syntel, Inc.	400	14,448
#*Take-Two Interactive Software, Inc.	3,400	36,958
*Taleo Corp.	800	20,784
*Tech Data Corp.	2,850	122,265
Technitrol, Inc.	1,100	5,940
*TechTarget, Inc.	400	1,940
*TechTeam Global, Inc.	500	3,080
*Tekelec	2,200	39,886
*TeleCommunication Systems, Inc.	2,300	15,893
*TeleTech Holdings, Inc.	2,400	39,720

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Tellabs, Inc.	3,300	$29,964
*Teradata Corp.	1,350	39,244
#*Teradyne, Inc.	3,700	45,251
#*Terremark Worldwide, Inc.	1,000	7,170
Tessco Technologies, Inc.	200	5,088
*Tessera Technologies, Inc.	1,300	26,364
Texas Instruments, Inc.	3,300	85,833
TheStreet.com, Inc.	1,500	5,715
#*THQ, Inc.	3,100	23,560
*TIBCO Software, Inc.	5,404	61,606
*TNS, Inc.	400	10,380
#Total System Services, Inc.	2,619	41,930
*Trident Microsystems, Inc.	1,500	2,595
#*Trimble Navigation, Ltd.	1,700	55,607
#*Triquint Semiconductor, Inc.	4,400	33,176
#*TTM Technologies, Inc.	1,400	15,204
Tyco Electronics, Ltd.	6,600	211,992
#*Tyler Technologies, Inc.	900	15,336
#*Ultimate Software Group, Inc.	600	20,070
*Ultra Clean Holdings, Inc.	900	8,883
*Ultratech, Inc.	800	11,752
*Unica Corp.	500	4,640
*Unisys Corp.	80	2,242
United Online, Inc.	4,000	31,880
#*Universal Display Corp.	600	8,010
#*ValueClick, Inc.	2,100	21,588
*Varian Semiconductor Equipment Associates, Inc.	1,300	42,822
#*Veeco Instruments, Inc.	800	35,192
#*VeriFone Holdings, Inc.	1,500	28,545
*VeriSign, Inc.	800	21,816
*Virage Logic Corp.	200	1,856
#*Virnetx Holding Corp.	1,400	7,490
*Virtusa Corp.	1,100	11,319
#Visa, Inc.	3,900	351,897
*Vishay Intertechnology, Inc.	2,900	30,189
*VistaPrint NV	400	20,632
*VMware, Inc. Class A	200	12,328
*Vocus, Inc.	700	11,935
*Volterra Semiconductor Corp.	600	14,376
*Web.com Group, Inc.	1,400	6,762
*WebMediaBrands, Inc.	605	635
*Websense, Inc.	1,100	25,047
*Western Digital Corp.	3,832	157,457
#Western Union Co. (The)	2,000	36,500
*Wright Express Corp.	1,500	50,955
#Xerox Corp.	10,394	113,295
#Xilinx, Inc.	500	12,890
*X-Rite, Inc.	400	1,320
*Yahoo!, Inc.	15,217	251,537
*Zebra Technologies Corp. Class A	1,500	43,575
*Zoran Corp.	2,500	24,325
*Zygo Corp.	800	7,560

Total Information Technology		17,232,080

Materials — (4.2%)
A. Schulman, Inc.	1,300	33,813
#*A.M. Castle & Co.	1,200	16,464
*AEP Industries, Inc.	200	5,526
Air Products & Chemicals, Inc.	800	61,424
Airgas, Inc.	700	44,415
AK Steel Holding Corp.	1,400	23,450

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Albemarle Corp.	1,100	$50,226
Alcoa, Inc.	12,200	163,968
#Allegheny Technologies, Inc.	1,800	96,246
#AMCOL International Corp.	1,100	31,614
*American Pacific Corp.	300	1,830
American Vanguard Corp.	900	7,290
#AptarGroup, Inc.	1,000	43,040
*Arabian American Development Co.	1,000	2,770
Arch Chemicals, Inc.	1,000	34,010
Ashland, Inc.	2,955	176,000
Balchem Corp.	750	19,455
#Ball Corp.	500	26,605
Bemis Co., Inc.	4,300	130,763
*Boise, Inc.	4,300	29,627
*Brush Engineered Materials, Inc.	700	20,811
*Buckeye Technologies, Inc.	2,000	28,240
*Bway Holding Co.	1,200	23,736
Cabot Corp.	1,400	45,556
#*Calgon Carbon Corp.	2,400	37,200
#Carpenter Technology Corp.	1,800	70,686
Celanese Corp. Class A	1,100	35,189
*Century Aluminum Co.	4,200	56,616
CF Industries Holdings, Inc.	247	20,666
Cliffs Natural Resources, Inc.	2,900	181,337
#*Coeur d'Alene Mines Corp.	3,900	69,888
Commercial Metals Co.	4,751	70,695
*Crown Holdings, Inc.	1,100	28,600
Cytec Industries, Inc.	2,200	105,732
Deltic Timber Corp.	200	10,524
Dow Chemical Co. (The)	9,459	291,621
E.I. du Pont de Nemours & Co.	3,000	119,520
Eagle Materials, Inc.	1,500	47,805
Ecolab, Inc.	400	19,536
*Ferro Corp.	1,500	16,380
FMC Corp.	300	19,092
Freeport-McMoRan Copper & Gold, Inc. Class B	900	67,977
*General Moly, Inc.	3,200	11,968
*Georgia Gulf Corp.	16	329
*Graphic Packaging Holding Co.	873	3,221
Greif, Inc. Class A	1,100	65,098
H.B. Fuller Co.	1,800	42,210
Haynes International, Inc.	400	14,364
*Headwaters, Inc.	3,100	18,600
#*Hecla Mining Co.	11,500	68,655
*Horsehead Holding Corp.	1,500	17,820
Huntsman Corp.	12,100	138,061
ICO, Inc.	1,200	10,284
Innophos Holdings, Inc.	900	25,641
*Innospec, Inc.	1,100	14,641
International Flavors & Fragrances, Inc.	600	30,054
International Paper Co.	8,600	229,964
Kaiser Aluminum Corp.	1,100	44,209
*KapStone Paper & Packaging Corp.	2,300	29,670
KMG Chemicals, Inc.	500	9,220
Koppers Holdings, Inc.	500	14,085
*Landec Corp.	600	3,678
*Louisiana-Pacific Corp.	5,650	66,444
*LSB Industries, Inc.	1,100	19,536
Lubrizol Corp.	1,300	117,442
#Martin Marietta Materials, Inc.	100	9,588
#MeadWestavco Corp.	3,600	97,812

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Mercer International, Inc.	800	$4,408
Minerals Technologies, Inc.	900	51,930
Mosaic Co. (The)	1,200	61,368
Myers Industries, Inc.	1,100	11,946
#Nalco Holding Co.	1,500	37,095
Neenah Paper, Inc.	300	5,250
NewMarket Corp.	500	55,000
Newmont Mining Corp.	4,000	224,320
NL Industries, Inc.	700	5,943
Nucor Corp.	2,100	95,172
Olin Corp.	800	16,800
Olympic Steel, Inc.	200	6,356
*OM Group, Inc.	1,100	41,525
*Omnova Solutions, Inc.	402	3,075
*Owens-Illinois, Inc.	800	28,352
P.H. Glatfelter Co.	1,500	22,035
Packaging Corp. of America	3,800	93,974
*Pactiv Corp.	700	17,787
*Penford Corp.	590	5,458
*PolyOne Corp.	3,400	38,454
PPG Industries, Inc.	900	63,333
Praxair, Inc.	600	50,262
Quaker Chemical Corp.	300	9,441
Reliance Steel & Aluminum Co.	1,624	79,267
Rock-Tenn Co. Class A	1,300	67,080
*Rockwood Holdings, Inc.	2,400	71,856
#Royal Gold, Inc.	1,000	51,180
RPM International, Inc.	4,300	94,944
*RTI International Metals, Inc.	300	8,115
Schnitzer Steel Industries, Inc. Class A	200	10,800
Scotts Miracle-Gro Co. Class A (The)	700	33,915
Sealed Air Corp.	3,300	70,950
Sensient Technologies Corp.	1,800	56,754
#Sigma-Aldrich Corp.	600	35,580
Silgan Holdings, Inc.	500	30,165
*Solutia, Inc.	2,407	42,363
Sonoco Products Co.	3,463	114,729
Southern Copper Corp.	2,104	64,340
*Spartech Corp.	700	9,968
Steel Dynamics, Inc.	2,400	37,704
Stepan Co.	500	37,875
#*Stillwater Mining Co.	4,900	82,810
Temple-Inland, Inc.	5,700	132,924
Texas Industries, Inc.	1,000	37,840
*Titanium Metals Corp.	4,300	66,306
*United States Lime & Minerals, Inc.	200	8,150
#United States Steel Corp.	600	32,796
*Universal Stainless & Alloy Products, Inc.	200	4,666
Valspar Corp.	1,101	34,483
Vulcan Materials Co.	300	17,184
#Walter Energy, Inc.	550	44,446
*Wausau Paper Corp.	2,200	19,470
#Westlake Chemical Corp.	2,800	78,624
#Weyerhaeuser Co.	4,200	207,984
#Worthington Industries, Inc.	3,000	47,910
*WR Grace & Co.	1,700	49,113
#Zep, Inc.	1,000	18,440
*Zoltek Cos., Inc.	1,200	11,808

Total Materials		6,250,360

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (2.6%)
#Alaska Communications Systems Group, Inc.	500	$4,280
*American Tower Corp.	1,200	48,972
AT&T, Inc.	66,104	1,722,670
Atlantic Tele-Network, Inc.	300	16,554
#*Cbeyond, Inc.	700	10,766
CenturyTel, Inc.	2,670	91,074
*Cincinnati Bell, Inc.	4,200	14,154
*Cogent Communications Group, Inc.	2,000	20,420
#Consolidated Communications Holdings, Inc.	1,200	22,260
*Crown Castle International Corp.	900	34,065
#Frontier Communications Corp.	4,951	39,410
*General Communications, Inc. Class A	700	4,305
*Global Crossing, Ltd.	2,100	31,185
HickoryTech Corp.	300	2,541
*IDT Corp. Class B	800	7,928
Iowa Telecommunications Services, Inc.	300	5,052
#*Leap Wireless International, Inc.	1,200	21,984
*MetroPCS Communications, Inc.	6,300	48,069
#*Neutral Tandem, Inc.	400	6,780
*NII Holdings, Inc.	2,800	118,776
*PAETEC Holding Corp.	4,600	22,908
#*Premiere Global Services, Inc.	1,500	14,055
Qwest Communications International, Inc.	11,900	62,237
*SBA Communications Corp.	900	31,833
#*Sprint Nextel Corp.	43,700	185,725
*SureWest Communications	480	4,128
*Syniverse Holdings, Inc.	3,300	66,264
#Telephone & Data Systems, Inc.	1,700	58,922
Telephone & Data Systems, Inc. Special Shares	1,700	51,476
*tw telecom, inc.	1,450	25,810
*United States Cellular Corp.	1,300	54,704
*USA Mobility, Inc.	1,200	16,728
Verizon Communications, Inc.	31,900	921,591
#Windstream Corp.	1,400	15,470

Total Telecommunication Services		3,803,096

Utilities — (1.7%)
*AES Corp.	3,496	40,344
AGL Resources, Inc.	1,000	39,510
Allegheny Energy, Inc.	300	6,534
#ALLETE, Inc.	500	18,235
#Alliant Energy Corp.	400	13,680
#Ameren Corp.	500	12,980
American Electric Power Co., Inc.	900	30,870
#American States Water Co.	600	22,392
American Water Works Co., Inc.	185	4,029
Artesian Resources Corp.	200	3,788
Atmos Energy Corp.	1,200	35,496
#Avista Corp.	700	15,141
#Black Hills Corp.	300	9,867
#*Cadiz, Inc.	300	3,741
#California Water Service Group	300	11,619
*Calpine Corp.	5,900	80,417
CenterPoint Energy, Inc.	500	7,180
Central Vermont Public Service Corp.	100	2,181
CH Energy Group, Inc.	200	8,284
Chesapeake Utilities Corp.	100	3,012
#Cleco Corp.	1,100	30,140
#CMS Energy Corp.	1,900	30,894
Connecticut Water Services, Inc.	200	4,738
Consolidated Edison, Inc.	705	31,866

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Constellation Energy Group, Inc.	1,400	$49,490
Dominion Resources, Inc.	1,800	75,240
DPL, Inc.	900	25,362
DTE Energy Co.	900	43,353
Duke Energy Corp.	4,000	67,120
#*Dynegy, Inc.	800	1,064
Edison International, Inc.	700	24,059
*El Paso Electric Co.	700	14,875
#Empire District Electric Co.	900	17,559
Energen Corp.	200	9,774
Entergy Corp.	600	48,774
EQT Corp.	400	17,396
Exelon Corp.	1,400	61,026
FirstEnergy Corp.	600	22,722
FPL Group, Inc.	1,300	67,665
Great Plains Energy, Inc.	2,200	42,526
#Hawaiian Electric Industries, Inc.	1,100	25,685
IDACORP, Inc.	600	21,648
Integrys Energy Group, Inc.	300	14,883
#ITC Holdings Corp.	760	42,431
Laclede Group, Inc.	600	20,448
MDU Resources Group, Inc.	500	10,600
#MGE Energy, Inc.	600	22,056
Middlesex Water Co.	300	5,418
*Mirant Corp.	2,500	29,150
National Fuel Gas Co.	200	10,404
#New Jersey Resources Corp.	600	22,638
#Nicor, Inc.	500	21,755
NiSource, Inc.	1,800	29,340
Northeast Utilities, Inc.	900	25,011
Northwest Natural Gas Co.	300	14,217
NorthWestern Corp.	800	24,176
*NRG Energy, Inc.	1,400	33,838
NSTAR	500	18,300
NV Energy, Inc.	2,000	24,980
OGE Energy Corp.	500	20,690
#Oneok, Inc.	600	29,484
#Ormat Technologies, Inc.	1,000	31,860
Pennichuck Corp.	100	2,327
Pepco Holdings, Inc.	1,000	16,740
PG&E Corp.	1,400	61,320
Piedmont Natural Gas Co.	500	13,750
Pinnacle West Capital Corp.	550	20,537
PNM Resources, Inc.	1,600	21,744
Portland General Electric Co.	1,000	19,880
PPL Corp.	1,100	27,236
#Progress Energy, Inc.	900	35,928
Public Service Enterprise Group, Inc.	5,501	176,747
Questar Corp.	1,800	86,310
*RRI Energy, Inc.	15,600	63,492
SCANA Corp.	900	35,523
Sempra Energy	400	19,672
#SJW Corp.	400	10,992
South Jersey Industries, Inc.	1,000	45,110
#Southern Co.	2,158	74,580
Southwest Gas Corp.	1,400	43,540
Southwest Water Co.	600	6,402
TECO Energy, Inc.	2,400	40,632
UGI Corp.	700	19,243
UIL Holdings Corp.	900	26,127
#Unisource Energy Corp.	700	23,324

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Vectren Corp.	1,000	$25,010
Westar Energy, Inc.	1,900	45,011
WGL Holdings, Inc.	400	14,296
Wisconsin Energy Corp.	300	15,753
#Xcel Energy, Inc.	1,500	32,625
York Water Co.	300	4,125

Total Utilities		2,581,931

TOTAL COMMON STOCKS		110,010,680

RIGHTS/WARRANTS — (0.0%)
—*Bank of Florida Corp. Rights 05/21/10	300	63

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (25.8%)
§@DFA Short Term Investment Fund	36,182,264	36,182,264
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $1,911,096 FNMA 7.000%, 04/01/37 & U.S. Treasury Note 2.625%, 05/31/10, valued at $1,230,590) to be repurchased at $1,203,437	$1,203	1,203,419
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $1,625,000 FNMA 5.000%, 05/01/34, valued at $814,582) to be repurchased at $789,181	789	789,168

TOTAL SECURITIES LENDING COLLATERAL		38,174,851

TOTAL INVESTMENTS — (100.0%) (Cost $135,206,908)		$148,185,594

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.8%)
BRAZIL — (5.3%)
Acos Villares SA	166,500	$76,629
AES Tiete SA (2440693)	15,500	155,513
AES Tiete SA (2441038)	15,500	173,079
All America Latina Logistica SA	96,200	860,584
American Banknote SA	9,400	89,228
*Anhanguera Educacional Participacoes SA	8,000	122,330
B2W Cia Global Do Varejo	11,500	253,652
Banco Bradesco SA	83,270	1,226,834
Banco do Brasil SA	37,400	645,046
Banco Sofisa SA	10,400	27,163
BM&F Bovespa SA	15,550	102,429
*BR Malls Participacoes SA	14,100	178,780
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	74,600	50,213
BRF - Brasil Foods SA	81,600	1,066,562
BRF - Brasil Foods SA ADR	52,132	695,962
*Brookfield Incorporacoes SA	12,500	56,235
Centrais Eletricas Brasileiras SA (2308445)	20,700	360,828
Centrais Eletricas Brasileiras SA (2311120)	19,500	276,528
Cia de Gas de Sao Paulo SA	4,000	77,894
Cia de Saneamento de Minas Gerais-Copasa	13,800	200,063
Cia Energetica de Minas Gerais	4,262	51,741
Cia Energetica de Sao Paulo	30,600	445,379
Cia Hering SA	2,300	51,471
Companhia de Concessoes Radoviarias	10,800	248,526
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	11,010	433,244
Companhia Siderurgica Nacional SA Sponsored ADR	54,000	1,007,100
*Cosan SA Industria e Comercio	8,500	106,846
CPFL Energia SA	15,800	324,317
Cremer SA	8,200	87,791
Cyrela Brazil Realty SA	49,600	594,943
Duratex SA	72,523	660,874
Empresa Brasileira de Aeronautica SA	90,900	540,197
#Empresa Brasileira de Aeronautica SA ADR	6,100	146,888
Eternit SA	11,966	55,347
*Even Construtora e Incorporadora SA	14,600	50,899
Ferbasa-Ferro Ligas da Bahia SA	9,900	71,477
*Fertilizantes Fosfatados SA	5,600	51,772
#*Fibria Celulose SA Sponsored ADR	44,961	892,476
*Gafisa SA	24,200	165,672
Gerdau SA	29,400	364,995
*Hypermarcas SA	4,900	67,119
*IdeiasNet SA	41,600	85,438
Industrias Romi SA	18,000	121,674
*JBS SA	109,100	519,688
Light SA	22,100	298,778
Localiza Rent a Car SA	20,200	223,818
Lojas Americanas SA	28,000	181,217
Lojas Renner SA	21,600	535,573
*M Dias Branco SA	5,900	142,048
*MMX Mineracao e Metalicos SA (B18XCG7)	14,000	103,495
*MMX Mineracao e Metalicos SA (B3MLN68)	7,913	57,450
*MRV Engenharia e Participacoes SA	11,000	77,014
Natura Cosmeticos SA	19,000	403,337
*Obrascon Huarte Lain Brasil SA	9,100	214,589
*OGX Petroleo e Gas Participacoes SA	10,100	100,985
*Paranapanema SA	25,200	82,635
*PDG Realty SA Empreendimentos e Participacoes	16,000	145,434
Petroleo Brasileiro SA ADR	106,230	4,507,339

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Plascar Participacoes Industriais SA	43,400	$89,134
Porto Seguro SA	24,000	248,112
*Redecard SA	3,700	61,431
*Rossi Residencial SA	9,900	72,901
Sao Martinho SA	16,000	144,053
*Sul America SA	2,400	65,404
Tam SA	20,900	367,321
Tele Norte Leste Participacoes SA	8,800	156,180
Telecomunicacoes de Sao Paulo SA	10,200	174,748
*Tim Participacoes SA	15,200	52,554
Totvs SA	3,200	219,991
Tractebel Energia SA	36,200	462,119
*Universo Online SA	20,500	117,581
Usinas Siderurgicas de Minas Gerais SA	9,000	285,856
#*Vale SA Sponsored ADR	141,000	4,318,830
Vivo Participacoes SA	3,453	91,338
Vivo Participacoes SA ADR	17,925	474,475
Weg Industrias SA	40,900	417,647

TOTAL BRAZIL		28,734,813

CHILE — (2.0%)
Aguas Andinas SA Series A	289,897	132,952
Banco de Chile Series F ADR	7,748	485,025
Banco de Credito e Inversiones SA Series A	9,998	413,252
Banco Santander Chile SA ADR	6,300	415,107
CAP SA	22,265	716,496
Centros Comerciales Sudamericanos SA	69,383	284,244
Colbun SA	2,421,148	620,508
Compania General de Electricidad SA	43,879	271,002
*Compania SudAmericana de Vapores SA	428,431	353,345
Corpbanca SA	39,114,197	355,755
Embotelladora Andina SA Series B	21,938	80,109
Embotelladora Andina SA Series B ADR	5,000	109,350
*Empresa Electrica del Norte Grande SA	24,004	48,105
Empresa Nacional de Electricidad SA Sponsored ADR	15,655	727,175
Empresas CMPC SA	32,712	1,399,376
Empresas Copec SA	89,745	1,433,637
*Empresas Iansa SA	1,269,073	80,700
*Empresas La Polar SA	35,761	207,765
Enersis SA Sponsored ADR	58,256	1,158,712
ENTEL Chile SA	32,414	459,024
Inversiones Aguas Metropolitanas SA	64,893	84,407
Lan Airlines SA Sponsored ADR	19,400	369,376
*Madeco SA	1,853,418	106,430
*Masisa SA	884,152	125,292
Ripley Corp SA	38,818	34,483
S.A.C.I. Falabella SA	41,886	266,030
#Sociedad Quimica y Minera de Chile SA Sponsored ADR	8,700	313,200
*Socovesa SA	108,854	50,130
*Sonda SA	73,941	115,268

TOTAL CHILE		11,216,255

CHINA — (10.6%)
Agile Property Holdings, Ltd.	446,000	516,166
*Air China, Ltd.	228,000	251,655
Ajisen China Holdings, Ltd.	135,000	144,797
#Alibaba.com, Ltd.	36,500	69,531
#*Aluminum Corp. of China, Ltd. ADR	37,595	912,055
*AMVIG Holdings, Ltd.	76,000	56,099
Angang Steel Co., Ltd.	248,000	382,539
Anhui Conch Cement Co., Ltd.	80,000	255,953

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Anhui Expressway Co., Ltd.	54,000	$34,751
Bank of China, Ltd.	3,845,000	1,979,349
#Bank of Communications Co., Ltd.	732,000	833,682
*Beijing Capital International Airport Co., Ltd.	470,000	282,739
Beijing Capital Land, Ltd.	330,000	99,780
#*Beijing North Star Co., Ltd.	320,000	89,904
Belle International Holdings, Ltd.	236,000	323,008
Bosideng International Holdings, Ltd.	484,000	133,848
*Brilliance China Automotive Holdings, Ltd.	844,000	299,048
#*BYD Co., Ltd.	54,500	482,877
*BYD Electronic International Co., Ltd.	57,000	40,628
Chaoda Modern Agriculture (Holdings), Ltd.	559,832	637,934
*China Aerospace International Holdings, Ltd.	268,000	36,627
*China Agri-Industries Holdings, Ltd.	275,000	359,594
*China Aoyuan Property Group, Ltd.	156,000	25,498
*China BlueChemical, Ltd.	162,000	101,398
China Citic Bank Corp., Ltd.	583,000	381,041
China Coal Energy Co.	219,000	329,923
*China Communications Services Corp., Ltd.	334,000	167,695
China Construction Bank Corp.	4,274,000	3,476,205
China COSCO Holdings Co., Ltd.	87,000	110,360
China Dongxiang Group Co.	202,000	136,852
*China Eastern Airlines Corp., Ltd.	256,000	143,990
#China Everbright International, Ltd.	262,000	129,333
*China Everbright, Ltd.	212,000	523,322
*China Grand Forestry Green Resources Group, Ltd.	1,520,000	59,509
#China Green (Holdings), Ltd.	93,000	108,402
China High Speed Transmission Equipment Group Co., Ltd.	115,000	272,248
China Life Insurance Co., Ltd.	22,000	101,157
#China Life Insurance Co., Ltd. ADR	36,543	2,469,941
*China Mengniu Dairy Co., Ltd.	129,000	386,978
China Merchants Bank Co., Ltd.	227,695	559,912
China Merchants Holdings (International) Co., Ltd.	231,685	804,830
*China Mining Resources Group, Ltd.	1,034,000	33,524
China Mobile, Ltd. Sponsored ADR	76,701	3,750,679
*China Molybdenum Co., Ltd.	241,000	188,086
China National Building Material Co., Ltd.	88,000	144,673
*China National Materials Co., Ltd.	60,000	38,916
*China Oil & Gas Group, Ltd.	220,000	31,922
China Oilfield Services, Ltd.	144,000	201,534
China Overseas Land & Investment, Ltd.	148,320	289,124
*China Power International Development, Ltd.	358,000	81,565
*China Properties Group, Ltd.	91,000	27,241
*China Rare Earth Holdings, Ltd.	260,000	63,524
China Resources Gas Group, Ltd.	50,000	74,578
China Resources Land, Ltd.	184,000	336,690
China Resources Power Holdings Co., Ltd.	238,000	484,311
China Shenhua Energy Co., Ltd.	233,500	1,001,977
*China Shipping Container Lines Co., Ltd.	809,000	335,761
China Shipping Development Co., Ltd.	106,000	158,238
*China Southern Airlines Co., Ltd. ADR	9,000	228,780
*China State Construction International Holdings, Ltd.	381,600	131,569
*China Taiping Insurance Holdings Co., Ltd.	96,000	317,729
China Telecom Corp., Ltd.	316,000	144,978
#China Telecom Corp., Ltd. ADR	11,545	529,916
China Travel International Investment Hong Kong, Ltd.	574,000	141,709
*China Unicom Hong Kong, Ltd.	200,000	248,863
China Unicom Hong Kong, Ltd. ADR	114,955	1,428,891
China Yurun Food Group, Ltd.	123,000	375,334
#*Chongqing Iron & Steel Co., Ltd.	190,000	55,079
CITIC Pacific, Ltd.	105,000	228,641

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
*CITIC Resources Holdings, Ltd.	496,000	$116,293
CNOOC, Ltd.	427,000	749,996
#CNOOC, Ltd. ADR	11,400	2,005,488
#Comba Telecom Systems Holdings, Ltd.	195,580	277,612
*COSCO International Holdings, Ltd.	222,000	126,629
*COSCO Pacific, Ltd.	300,000	404,506
Country Garden Holdings Co.	606,000	185,619
*Dalian Port PDA Co., Ltd.	182,000	83,542
#Datang International Power Generation Co., Ltd.	424,000	177,261
Denway Motors, Ltd.	1,396,000	821,689
*Digital China Holdings, Ltd.	35,000	51,432
Dongfang Electric Co., Ltd.	24,800	160,490
*Fosun International	496,500	385,650
*Franshion Properties China, Ltd.	594,000	169,436
*Fushan International Energy Group, Ltd.	384,000	269,748
*GCL Poly Energy Holdings, Ltd.	147,000	32,792
#Geely Automobile Holdings, Ltd.	800,000	340,056
*Global Bio-Chem Technology Group Co., Ltd.	392,000	89,826
Golden Eagle Retail Group, Ltd.	136,000	261,977
*GOME Electrical Appliances Holdings, Ltd.	1,867,940	602,022
*Great Wall Motor Co., Ltd.	163,000	297,409
*Greentown China Holdings, Ltd.	156,500	167,167
Guangdong Investment, Ltd.	518,000	267,974
*Guangshen Railway Co., Ltd. Sponsored ADR	7,262	140,738
*Guangzhou Investment Co., Ltd.	1,088,000	260,566
#Guangzhou R&F Properties Co., Ltd.	135,600	177,139
#*GZI Transportation, Ltd.	254,752	142,075
*Haier Electronics Group Co., Ltd.	259,000	172,922
Hengan International Group Co., Ltd.	69,000	529,268
#Hengdeli Holdings, Ltd.	432,000	179,035
*Hidili Industry International Development, Ltd.	219,000	238,971
*HKC (Holdings), Ltd.	52,098	3,753
*Hong Kong Energy Holdings, Ltd.	616	60
#*Honghua Group, Ltd.	137,000	23,889
Hopson Development Holdings, Ltd.	124,000	160,400
#*Huadian Power International Corp.	310,000	74,162
Huaneng Power International, Inc. ADR	9,458	217,534
*Hunan Non-Ferrous Metal Corp., Ltd.	322,000	134,837
Industrial & Commercial Bank of China, Ltd.	4,186,000	3,050,956
*Inspur International, Ltd.	165,000	16,943
Intime Department Store Group Co., Ltd.	163,000	155,903
Jiangsu Express Co., Ltd.	196,000	182,528
Jiangxi Copper Co., Ltd.	62,000	130,043
*Ju Teng International Holdings, Ltd.	168,000	154,856
*Kingboard Chemical Holdings, Ltd.	93,500	503,639
Kingdee International Software Group Co., Ltd.	320,000	123,441
#*Kingsoft Corp., Ltd.	198,000	153,554
*KWG Property Holding, Ltd.	224,500	130,687
Lenovo Group, Ltd.	696,000	513,101
Li Ning Co., Ltd.	93,500	359,446
Lianhua Supermarket Holdings Co., Ltd.	24,000	85,361
*Little Sheep Group, Ltd.	61,000	32,732
*Lonking Holdings, Ltd.	218,000	162,082
#*Maanshan Iron & Steel Co., Ltd.	394,000	206,682
*Minth Group, Ltd.	136,000	191,037
*Nan Hai Corp, Ltd.	6,200,000	56,087
*Neo-China Land Group (Holdings), Ltd.	62,000	18,526
*NetDragon Websoft, Inc.	40,000	21,779
New World China Land, Ltd.	114,000	37,010
New World Department Store China, Ltd.	95,000	80,426
Nine Dragons Paper Holdings, Ltd.	375,000	632,584

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Oriental Ginza Holdings, Ltd.	57,000	$12,056
*Parkson Retail Group, Ltd.	104,000	169,595
#*PICC Property & Casualty Co., Ltd.	320,000	303,806
Ping An Insurance (Group) Co. of China, Ltd.	130,500	1,113,074
*Poly Hong Kong Investment, Ltd.	257,000	253,098
*Qingling Motors Co., Ltd.	320,000	78,560
*Qunxing Paper Holdings Co., Ltd.	81,000	34,163
*Semiconductor Manufacturing International Corp.	2,543,000	273,214
*Semiconductor Manufacturing International Corp. ADR	1,700	9,044
Shandong Molong Petroleum Machinery Co., Ltd.	23,200	28,018
#*Shanghai Forte Land Co., Ltd.	388,000	105,781
*Shanghai Prime Machinery Co., Ltd.	302,000	57,754
Shenzhen Expressway Co., Ltd.	186,000	93,524
Shenzhen International Holdings, Ltd.	1,402,500	105,253
*Shenzhen Investment, Ltd.	414,000	125,871
Shenzhou International Group	93,000	121,887
Shimao Property Holdings, Ltd.	298,500	453,817
*Shougang Concord International Enterprises Co., Ltd.	522,000	94,983
*Shui On Land, Ltd.	459,350	208,847
Sichuan Expressway Co., Ltd.	178,000	101,849
*Sino Union Energy Investment Group, Ltd.	780,000	79,188
*Sinofert Holdings, Ltd.	276,000	148,878
*Sinolink Worldwide Holdings, Ltd.	532,000	83,798
Sino-Ocean Land Holdings, Ltd.	841,275	647,097
#*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	5,435	207,345
*Sinopec Yizheng Chemical Fibre Co., Ltd.	408,000	97,396
Sinotrans, Ltd.	400,000	95,174
*Sinotruk Hong Kong, Ltd.	72,000	69,712
Skyworth Digital Holdings, Ltd.	404,209	364,246
*Soho China, Ltd.	328,000	187,230
#*Solargiga Energy Holdings, Ltd.	106,000	22,872
*SRE Group, Ltd.	776,000	82,530
*TCL Multimedia Technology Holdings, Ltd.	100,000	79,613
Tencent Holdings, Ltd.	70,200	1,449,968
*Tian An China Investments Co., Ltd.	215,000	141,786
Tianjin Development Holdings, Ltd.	16,000	10,050
*Tianjin Port Development Holdings, Ltd.	266,000	74,807
Tingyi (Cayman Islands) Holding Corp.	128,000	317,984
*Tomson Group, Ltd.	64,000	26,481
Towngas China Co., Ltd.	171,000	73,704
*Travelsky Technology, Ltd.	183,000	149,809
*Uni-President China Holdings, Ltd.	170,000	95,284
*United Energy Group, Ltd.	540,000	35,028
#*Vinda International Holdings, Ltd.	186,000	157,288
*Wasion Group Holdings, Ltd.	60,000	39,429
Weichai Power Co., Ltd.	40,200	330,002
*Welling Holding, Ltd.	764,000	36,727
Xinao Gas Holdings, Ltd.	128,000	387,104
#*Xinjiang Xinxin Mining Industry Co., Ltd.	288,000	165,336
#*Xiwang Sugar Holdings Co., Ltd.	114,296	34,104
#*Yanzhou Coal Mining Co., Ltd. Sponsored ADR	24,800	690,680
Zhejiang Expressway Co., Ltd.	236,000	220,441
*Zhong An Real Estate, Ltd.	70,000	21,225
*Zhuzhou CSR Times Electric Co., Ltd.	5,000	10,556
Zijin Mining Group Co., Ltd.	332,000	257,894

TOTAL CHINA		57,719,316

CZECH REPUBLIC — (0.5%)
CEZ A.S.	23,512	1,127,413
Komercni Banka A.S.	2,657	545,326
Telefonica 02 Czech Republic A.S.	42,731	947,133

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CZECH REPUBLIC — (Continued)
*Unipetrol A.S.	27,775	$292,274

TOTAL CZECH REPUBLIC		2,912,146

HUNGARY — (0.7%)
*Danubius Hotel & Spa NYRT	1,913	33,890
EMASZ RT	322	36,522
*FHB Mortgage Bank NYRT	32,759	238,767
Magyar Telekom Telecommunications P.L.C.	101,699	361,863
Magyar Telekom Telecommunications P.L.C. Sponsored ADR	1,100	19,514
*MOL Hungarian Oil & Gas NYRT	10,585	1,071,830
#*OTP Bank NYRT	63,147	2,219,710
*PannErgy P.L.C.	13,775	58,782

TOTAL HUNGARY		4,040,878

INDIA — (10.7%)
*3M India, Ltd.	150	7,733
Aban Offshore, Ltd.	1,530	40,795
ACC, Ltd.	15,190	308,629
Adani Enterprises, Ltd.	28,090	352,184
*Aditya Birla Nuvo, Ltd.	17,301	317,466
AIA Engineering, Ltd.	8,680	75,834
*Ajmera Realty & Infra India, Ltd.	1,598	6,300
*Akzo Nobel India, Ltd.	5,027	66,157
*Allahabad Bank, Ltd.	41,954	154,336
*Alok Industries, Ltd.	110,269	51,224
Alstom Projects India, Ltd.	4,263	58,085
Ambuja Cements, Ltd.	222,300	603,797
Amtek Auto, Ltd.	34,597	143,165
*Anant Raj Industries, Ltd.	12,566	35,526
*Andhra Bank	46,000	136,207
*Apollo Tyres, Ltd.	102,440	160,244
*Arvind Mills, Ltd.	97,633	79,355
Asea Brown Boveri India, Ltd.	9,765	173,257
Asian Hotels, Ltd.	2,150	20,207
Asian Paints, Ltd.	7,500	350,554
Axis Bank, Ltd.	41,490	1,174,410
Bajaj Auto, Ltd.	7,812	368,306
Bajaj Hindusthan, Ltd.	38,400	107,195
Bajaj Holdings & Investment, Ltd.	17,611	246,899
Ballarpur Industries, Ltd.	101,088	73,402
Balrampur Chini Mills, Ltd.	89,075	166,860
*Bank of Baroda	7,107	109,193
*Bank of India	9,000	76,587
*Bank of Maharashtra, Ltd.	77,935	96,543
Bannari Amman Sugars, Ltd.	1,400	27,470
Bata India, Ltd.	15,997	98,565
*BEML, Ltd.	6,037	141,313
Berger Paints India, Ltd.	49,000	66,486
*Bharat Forge, Ltd.	35,107	214,973
Bharat Petroleum Corp, Ltd.	4,381	51,052
Bharti Airtel, Ltd.	105,074	701,289
*Bhushan Steel, Ltd.	6,126	244,401
Birla Corp., Ltd.	8,694	76,552
Blue Star, Ltd.	10,894	99,607
*Bombay Dyeing & Manufacturing Co., Ltd.	8,325	107,698
*Bombay Rayon Fashions, Ltd.	19,914	101,014
Bosch, Ltd.	2,852	312,131
Britannia Industries, Ltd.	4,943	182,508
*Cairn India, Ltd.	61,757	434,016
*Canara Bank	7,999	76,736
Carborundum Universal, Ltd.	21,879	94,641

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Century Textiles & Industries, Ltd.	6,103	$71,203
CESC, Ltd.	20,157	183,103
*Chambal Fertilizers & Chemicals, Ltd.	56,893	83,290
*Chennai Petroleum Corp., Ltd.	15,825	98,740
Chettinad Cement Corp., Ltd.	800	9,419
*Chillwinds Hotels, Ltd.	2,150	16,307
CMC, Ltd.	1,340	41,054
Colgate-Palmolive (India), Ltd.	8,968	149,872
*Container Corp. Of India	3,788	109,864
Coromandel International, Ltd.	34,773	284,594
*Corp. Bank	10,377	124,524
Crisil, Ltd.	636	78,559
Crompton Greaves, Ltd.	47,734	282,896
Cummins India, Ltd.	16,419	209,738
Dabur India, Ltd.	42,601	172,656
Dalmia Cement (Bharat), Ltd.	25,540	150,941
DCM Shriram Consolidated, Ltd.	39,728	52,199
Deccan Chronicle Holdings, Ltd.	14,118	47,464
*Dewan Housing Finance Corp, Ltd.	9,998	52,232
*Dish TV (India), Ltd.	66,606	53,348
*DLF, Ltd.	66,637	462,904
E.I.D. - Parry (India), Ltd.	18,565	154,761
Edelweiss Capital, Ltd.	6,223	57,227
Eicher Motors, Ltd.	5,657	101,543
EIH, Ltd.	65,321	187,037
*Electrosteel Casings, Ltd.	27,500	30,656
*Essar Oil, Ltd.	74,000	230,193
*Everest Kanto Cylinder, Ltd.	10,003	26,823
Exide Industries, Ltd.	73,574	200,870
FAG Bearings (India), Ltd.	5,070	64,677
*Federal Bank, Ltd.	53,973	352,762
Financial Technologies (India), Ltd.	9,938	345,136
*Finolex Cables, Ltd.	50,719	65,646
GAIL India, Ltd.	69,352	667,945
*Gammon India, Ltd.	37,375	184,830
Geodesic, Ltd.	29,058	73,696
Gillette India, Ltd.	1,800	63,600
*Gitanjali Gems, Ltd.	19,770	50,710
GlaxoSmithKline Consumer Healthcare, Ltd.	7,289	270,181
*GMR Infrastructure, Ltd.	141,302	209,407
Godrej Consumer Products, Ltd.	21,028	137,577
Godrej Industries, Ltd.	33,592	124,280
*Graphite India, Ltd.	46,878	108,524
Grasim Industries, Ltd.	7,413	453,443
*Great Eastern Shipping Co., Ltd.	25,938	191,587
*Great Offshore, Ltd.	14,838	155,329
*GTL, Ltd.	21,580	196,479
*Gujarat Alkalies & Chemicals, Ltd.	17,941	47,030
Gujarat Ambuja Exports, Ltd.	37,000	19,648
Gujarat Fluorochemicals, Ltd.	16,937	63,147
Gujarat Gas Co., Ltd.	17,160	110,755
*Gujarat Narmada Valley Fertilizers Co., Ltd.	33,112	88,793
*Gujarat State Fertilizers & Chemicals, Ltd.	18,025	104,522
Gujarat State Petronet, Ltd.	24,413	51,935
*GVK Power & Infrastructure, Ltd.	232,214	234,290
*H.E.G., Ltd.	11,035	91,432
HCL Infosystems, Ltd.	19,952	59,558
HCL Technologies, Ltd.	67,555	595,236
HDFC Bank, Ltd.	38,156	1,691,568
*HeidelbergCement India, Ltd.	46,000	55,774
Hero Honda Motors, Ltd. Series B	13,140	561,178

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Hexaware Technologies, Ltd.	51,608	$82,823
*Hikal, Ltd.	3,700	33,428
*Himachal Futuristic Communications, Ltd.	164,489	43,868
*Hindalco Industries, Ltd.	257,297	1,015,982
*Hindustan Construction Co., Ltd.	36,523	107,174
*Hindustan Oil Exploration Co., Ltd.	9,632	50,884
Hindustan Unilever, Ltd.	86,635	465,729
Honeywell Automation India, Ltd.	950	56,666
*Hotel Leelaventure, Ltd.	76,029	83,529
*Housing Development & Infrastructure, Ltd.	40,773	244,577
*HT Media, Ltd.	7,759	24,247
ICICI Bank, Ltd. Sponsored ADR	87,637	3,726,325
*ICSA (India), Ltd.	15,413	47,609
*IDBI Bank, Ltd.	79,758	224,060
*Idea Cellular, Ltd.	124,527	170,627
*India Cements, Ltd.	58,880	164,474
India Infoline, Ltd.	25,448	61,526
*Indiabulls Financial Services, Ltd.	58,328	200,066
*Indiabulls Real Estate, Ltd.	108,781	410,833
*Indiabulls Securities, Ltd.	19,709	14,383
Indian Bank	29,130	146,873
*Indian Hotels Co., Ltd.	131,997	317,758
*Indian Overseas Bank	29,485	63,343
*IndusInd Bank, Ltd.	75,477	325,363
Infosys Technologies, Ltd.	50,322	3,069,228
*Infotech Enterprises, Ltd.	14,697	127,925
Infrastructure Development Finance Co., Ltd.	260,701	994,097
*ING Vysya Bank, Ltd.	12,074	86,308
IRB Infrastructure Developers, Ltd.	34,099	220,050
*Ispat Industries, Ltd.	112,747	50,523
*IVRCL Infrastructures & Projects, Ltd.	106,726	431,281
*Jagran Prakashan, Ltd.	18,216	48,605
Jain Irrigation Systems, Ltd.	11,914	291,741
Jaiprakash Associates, Ltd.	227,815	747,177
*Jaiprakash Power Ventures, Ltd.	36,177	59,438
*Jammu & Kashmir Bank, Ltd.	11,393	192,799
*JBF Industries, Ltd.	18,484	65,789
*Jet Airways (India), Ltd.	5,856	70,181
*Jindal Drilling & Industries, Ltd.	4,896	55,001
*Jindal Saw, Ltd.	34,335	167,008
Jindal Steel & Power, Ltd.	43,230	719,538
*JSL, Ltd.	31,594	81,830
JSW Steel, Ltd.	30,485	834,122
Jyoti Structures, Ltd.	19,766	73,697
*Kalpataru Power Transmission, Ltd.	3,074	74,692
*Karnataka Bank, Ltd.	25,885	79,213
*Karur Vysya Bank, Ltd.	9,749	106,070
Kesoram Industries, Ltd.	9,270	73,665
Kirloskar Industries, Ltd.	61,856	244,301
*Kotak Mahindra Bank, Ltd.	29,024	475,268
*KS Oils, Ltd.	60,437	90,003
*Lakshmi Machine Works, Ltd.	2,433	110,317
*Lanco Infratech, Ltd.	164,830	235,542
Larsen & Toubro, Ltd.	15,668	563,482
*LIC Housing Finance, Ltd.	20,990	449,827
Madras Cements, Ltd.	31,000	80,725
Mahanagar Telephone Nigam, Ltd.	59,242	94,415
*Maharashtra Seamless, Ltd.	10,924	96,886
*Mahindra Lifespace Developers, Ltd.	8,446	88,774
Mastek, Ltd.	3,774	25,272
*McLeod Russel India, Ltd.	18,678	95,165

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Mercator Lines, Ltd.	44,975	$59,397
*Monnet Ispat, Ltd.	9,869	95,157
Monsanto India, Ltd.	700	26,779
*Moser Baer (India), Ltd.	39,842	65,853
Motherson Sumi Systems, Ltd.	46,766	146,714
Mphasis, Ltd.	20,534	312,632
MRF, Ltd.	508	80,590
Mundra Port & Special Economic Zone, Ltd.	12,782	211,811
*Nagarjuna Construction Co., Ltd.	67,987	291,153
*Nagarjuna Fertilizers & Chemicals, Ltd.	88,475	64,443
Navneet Publications (India), Ltd.	11,667	13,887
*NIIT, Ltd.	53,023	82,048
Nirma, Ltd.	5,100	23,542
NTPC, Ltd.	40,955	189,852
*OnMobile Global, Ltd.	5,727	49,208
Opto Circuits India, Ltd.	21,115	105,573
*Oracle Financial Services Software, Ltd.	6,690	325,116
*Orient Paper & Industries, Ltd.	45,993	64,877
*Oriental Bank of Commerce	18,908	150,014
*Parsvnath Developers, Ltd.	18,031	50,068
Patel Engineering, Ltd.	5,663	57,759
*Patni Computer Systems, Ltd.	37,726	450,932
*Petronet LNG, Ltd.	159,932	294,730
Pidilite Industries, Ltd.	54,000	142,539
Power Finance Corp, Ltd.	36,935	222,066
*Power Grid Corp of India, Ltd.	20,907	51,281
Praj Industries, Ltd.	16,862	36,365
*Prakash Industries, Ltd.	24,527	123,616
*PTC India, Ltd.	62,542	159,649
*Punj Lloyd, Ltd.	38,708	142,164
*Punjab National Bank, Ltd.	2,000	46,380
*Rajesh Exports, Ltd.	18,046	49,802
Rallis India, Ltd.	3,282	106,717
*Raymond, Ltd.	12,354	65,453
Redington India, Ltd.	10,981	93,200
REI Agro, Ltd.	68,740	72,911
*Rei Six Ten Retail, Ltd.	25,775	46,290
Reliance Capital, Ltd.	32,352	532,217
Reliance Energy, Ltd.	24,265	614,478
*Reliance Media World, Ltd.	4,064	5,680
*Reliance MediaWorks, Ltd.	4,064	18,979
*Reliance Natural Resources, Ltd.	136,432	213,092
*Reliance Power, Ltd.	141,192	511,223
Rolta India, Ltd.	38,036	159,902
*Ruchi Soya Industries, Ltd.	55,585	150,640
*S.Kumars Nationwide, Ltd.	58,494	94,599
Sesa Goa, Ltd.	61,691	589,108
Shree Cement, Ltd.	3,483	168,427
*Shree Renuka Sugars, Ltd.	85,118	117,547
Shriram Transport Finance Co., Ltd.	24,610	311,850
Siemens India, Ltd.	7,994	126,756
*South Indian Bank, Ltd.	30,142	117,204
*SREI Infrastructure Finance, Ltd.	21,226	37,851
SRF, Ltd.	13,802	66,489
State Bank of India, Ltd.	11,706	602,198
Steel Authority of India, Ltd.	30,526	149,146
*Sterling Biotech, Ltd.	30,729	78,446
*Sterlite Industries (India), Ltd. ADR	24,600	446,244
Sterlite Industries (India), Ltd. Series A	24,973	459,065
*Sterlite Technologies, Ltd.	81,625	186,453
Sun TV Network, Ltd.	8,379	78,778

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDIA — (Continued)
Supreme Industries, Ltd.	8,016	$89,415
*Suzlon Energy, Ltd.	141,693	217,004
*Syndicate Bank	74,170	154,234
*Tanla Solutions, Ltd.	28,638	28,409
*Tata Chemicals, Ltd.	27,796	220,209
*Tata Communications, Ltd. ADR	10,600	127,200
Tata Consultancy Services, Ltd.	49,576	850,539
Tata Elxsi, Ltd.	8,349	59,298
Tata Investment Corp., Ltd.	8,434	95,942
*Tata Motors, Ltd.	58,618	1,135,677
Tata Power Co., Ltd.	12,333	372,658
Tata Steel, Ltd.	57,363	791,372
*Tata Tea, Ltd.	16,195	383,434
*Tech Mahindra, Ltd.	14,152	244,969
*Teledata Marine Solutions	27,764	21,436
Texmaco, Ltd.	8,000	23,582
Thermax India, Ltd.	8,395	134,886
Thomas Cook (India), Ltd.	30,553	47,022
Titan Industries, Ltd.	4,295	204,798
Torrent Power, Ltd.	33,009	224,573
*Trent, Ltd.	2,640	48,275
Triveni Engineering & Industries, Ltd.	33,780	84,674
*Tube Investments of India, Ltd.	25,855	55,200
Tulip Telecom, Ltd.	5,651	106,038
TVS Motor Co., Ltd.	20,070	43,143
*UCO Bank	83,979	129,344
*Union Bank of India	31,491	219,854
*Unitech, Ltd.	135,034	253,474
*United Breweries, Ltd.	10,993	49,511
*United Phosphorus, Ltd.	80,226	306,329
*Usha Martin, Ltd.	58,390	124,469
*Vardhman Hotels, Ltd.	2,150	16,307
*Varun Shipping Co., Ltd.	35,506	40,293
Videocon Industries, Ltd.	21,683	112,756
*Vijaya Bank	73,417	87,932
Voltas, Ltd.	38,760	155,821
*Welspun-Gujarat Stahl Rohren, Ltd.	26,959	163,461
Wipro, Ltd.	33,391	503,992
*Wire & Wireless India, Ltd. (B1LTL32)	34,769	12,699
*Wire & Wireless India, Ltd. (B59FBM9)	37,898	5,459
*Yes Bank, Ltd.	31,567	200,924
*Zee Entertainment Enterprises, Ltd.	80,847	548,775
*Zee News, Ltd.	31,438	11,126

TOTAL INDIA		58,371,149

INDONESIA — (3.0%)
PT Aneka Tambang Tbk	1,152,500	306,893
PT Astra Agro Lestari Tbk	102,000	247,677
PT Astra International Tbk	302,000	1,560,604
*PT Bakrie & Brothers Tbk	13,985,000	106,465
*PT Bakrie Sumatera Plantations Tbk	1,417,000	76,886
*PT Bakrie Telecom Tbk	4,045,000	61,223
*PT Bakrieland Development Tbk	7,173,250	183,196
PT Bank Central Asia Tbk	1,789,500	1,071,192
PT Bank Danamon Indonesia Tbk	1,108,441	703,134
PT Bank Mandiri Persero Tbk	919,500	582,338
*PT Bank Pan Indonesia Tbk	4,496,000	627,587
PT Bank Rakyat Indonesia Tbk	579,500	567,186
*PT Bank Tabungan Pensiunan Nasional Tbk	55,000	48,976
*PT Barito Pacific Tbk	646,500	88,949
*PT Berlian Laju Tanker Tbk	1,970,333	143,941

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Bhakti Investama Tbk	471,050	$41,854
*PT Bisi International Tbk	521,500	103,491
PT Bumi Resources Tbk	4,685,500	1,202,487
*PT Central Proteinaprima Tbk	5,740,500	31,305
*PT Charoen Pokphand Indonesia Tbk	899,000	296,092
*PT Ciputra Development Tbk	650,000	63,140
*PT Citra Marga Nusaphala Persada Tbk	535,000	50,840
*PT Darma Henwa Tbk	3,026,500	34,506
*PT Delta Dunia Makmur Tbk	740,000	85,275
*PT Energi Mega Persada Tbk	1,380,000	22,139
PT Global Mediacom Tbk	2,844,000	126,460
*PT Gozco Plantations Tbk	1,330,500	61,882
*PT Hexindo Adiperkasa Tbk	113,000	59,125
*PT Holcim Indonesia Tbk	813,500	208,933
*PT Indah Kiat Pulp and Paper Corp. Tbk	270,500	68,777
PT Indo Tambangraya Megah Tbk	44,500	190,488
PT Indocement Tunggal Prakarsa Tbk	245,500	425,397
PT Indofood Sukses Makmur Tbk	1,928,000	822,572
#PT Indosat Tbk ADR	5,346	175,082
PT International Nickel Indonesia Tbk	620,000	336,608
PT Jasa Marga Tbk	323,500	73,747
*PT Kawasan Industry Jababeka Tbk	4,167,000	57,985
*PT Lippo Karawaci Tbk	5,448,750	349,823
*PT Matahari Putra Prima Tbk	1,400,000	164,357
*PT Mayorah Indah Tbk	180,000	98,123
*PT Medco Energi International Tbk	888,000	285,868
*PT Mitra Adiperkasa Tbk	519,000	39,506
*PT Pakuwon Jati Tbk	825,000	55,355
*PT Panin Financial Tbk	4,390,000	105,455
*PT Panin Insurance Tbk	1,516,000	62,850
PT Perusahaan Gas Negara Tbk	738,000	331,445
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	303,000	320,597
*PT Polychem Indonesia Tbk	720,000	14,243
*PT Ramayana Lestari Sentosa Tbk	1,706,000	159,242
*PT Sampoerna Agro Tbk	169,000	49,990
PT Semen Gresik Persero Tbk	228,000	205,305
PT Sinar Mas Agro Resources & Technology Tbk	36,000	15,891
*PT Summarecon Agung Tbk	2,179,332	232,671
*PT Suryainti Permata Tbk	1,280,000	12,638
PT Tambang Batubara Bukit Asam Tbk	27,000	54,957
PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	1,293,876
*PT Timah Tbk	820,000	241,361
*PT Truba Alam Manunggal Engineering Tbk	3,328,000	46,345
PT Tunas Ridean Tbk	270,000	83,433
PT Unilever Indonesia Tbk	226,500	345,373
PT United Tractors Tbk	367,750	785,927

TOTAL INDONESIA		16,269,063

ISRAEL — (1.8%)
*Africa-Israel Investments, Ltd.	8,105	83,217
*Alvarion, Ltd.	21,296	80,514
*AudioCodes, Ltd.	28,680	116,849
*Azorim Investment Development & Construction Co., Ltd.	522	2,567
*Bank Hapoalim B.M.	268,955	1,082,855
*Bank Leumi Le-Israel B.M.	257,879	1,101,240
*Baran Group, Ltd.	3,002	21,767
Bezeq Israeli Telecommunication Corp., Ltd.	151,890	370,961
Blue Square-Israel, Ltd.	5,737	73,665
Cellcom Israel, Ltd.	5,550	169,990
*Clal Insurance Enterprise Holdings, Ltd.	8,693	206,963
Delek Automotive Systems, Ltd.	8,494	104,677

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Delta-Galil Industries, Ltd.	5,998	$45,595
*Direct Insurance - I.D.I. Insurance Co., Ltd.	6,134	14,981
*Electra Real Estate, Ltd.	1	8
*First International Bank of Israel, Ltd. (6123804)	27,543	98,369
*First International Bank of Israel, Ltd. (6123815)	8,764	158,835
FMS Enterprises Migun, Ltd.	1,332	53,295
*Formula Systems, Ltd.	1,079	13,633
*Formula Vision Technologies, Ltd.	1	—
*Frutarom Industries, Ltd.	20,000	177,834
*Hadera Paper, Ltd.	948	76,744
*Hamlet (Israel-Canada), Ltd.	4,670	30,010
*Harel Insurance Investments & Finances, Ltd.	3,586	194,599
*Hot Telecommunications Systems	16,129	187,236
Israel Chemicals, Ltd.	75,686	905,921
*Israel Discount Bank, Ltd.	197,818	403,542
Israel Land Development Co., Ltd. (The)	2,009	13,907
Ituran Location & Control, Ltd.	10,680	162,856
*Jerusalem Oil Exploration, Ltd.	3,265	58,545
Makhteshim-Agan Industries, Ltd.	44,359	186,194
*Menorah Mivtachim Holdings, Ltd.	4,587	60,542
*Migdal Insurance & Financial Holdings, Ltd.	132,178	268,003
*Mivtach Shamir Holdings, Ltd.	1,647	56,763
*Mizrahi Tefahot Bank, Ltd.	60,568	538,561
*Naphtha Israel Petroleum Corp.	1	3
*NICE Systems, Ltd. Sponsored ADR	22,300	709,363
Oil Refineries, Ltd.	388,230	240,152
Ormat Industries, Ltd.	32,922	262,284
Osem Investment, Ltd.	12,507	186,048
Partner Communications Co., Ltd. ADR	12,000	235,680
*Paz Oil Co., Ltd.	1,507	227,022
*RADVision, Ltd.	8,075	51,902
*Retalix, Ltd.	10,264	130,815
*Scailex Corp, Ltd.	6,272	133,920
Shikun & Binui, Ltd.	79,490	161,781
Strauss Group, Ltd.	9,407	143,834
Super-Sol, Ltd. Series B	17,722	104,535
*Union Bank of Israel, Ltd.	11,158	52,296

TOTAL ISRAEL		9,760,873

MALAYSIA — (3.7%)
Aeon Co. Berhad	44,600	69,720
Affin Holdings Berhad	217,600	204,192
*Airasia Berhad	387,300	163,177
Alliance Financial Group Berhad	391,600	381,684
AMMB Holdings Berhad	303,175	470,735
Amway (Malaysia) Holdings Berhad	24,800	57,947
Ann Joo Resources Berhad	63,000	56,148
*Asia Pacific Land Berhad	220,000	20,278
*Axiata Group Berhad	436,950	532,192
*Bandar Raya Developments Berhad	100,000	55,628
Batu Kawan Berhad	69,500	233,006
Berjaya Corp. Berhad	634,900	337,393
Bimb Holdings Berhad	141,200	58,654
*Bolton Properties Berhad	168,400	37,408
Boustead Holdings Berhad	175,140	195,692
*Chemical Co. of Malaysia Berhad	55,900	39,087
CIMB Group Holdings Berhad	211,500	936,521
Digi.Com Berhad	41,000	291,709
DRB-Hicom Berhad	373,500	130,239
*ECM Libra Avenue Berhad	279,400	64,056
EON Capital Berhad	141,200	312,483

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Esso Malaysia Berhad	57,700	$49,018
Faber Group Berhad	113,400	81,010
*Far East Holdings Berhad	14,000	28,555
Fraser & Neave Holdings Berhad	45,500	153,634
Gamuda Berhad	567,200	530,777
*General Corp. Berhad	155,500	78,719
Genting Plantations Berhad	65,600	139,131
Globetronics Technology Berhad	103,700	51,320
*GuocoLand (Malaysia) Berhad	50,000	16,016
*Hap Seng Consolidated Berhad	91,300	80,047
*Hap Seng Plantations Holdings Berhad	39,800	30,397
Hock Seng Lee Berhad	85,000	40,047
Hong Leong Bank Berhad	84,700	230,212
Hong Leong Financial Group Berhad	86,500	234,755
Hong Leong Industries Berhad	54,300	78,070
Hunza Properties Berhad	55,900	21,351
Hwang-DBS (Malaysia) Berhad	30,600	16,207
IGB Corp. Berhad	548,300	313,856
IJM Corp. Berhad	442,610	681,479
*IJM Land Berhad	173,900	125,697
IJM Plantations Berhad	65,600	51,677
*Insas Berhad	72,072	12,871
IOI Corp. Berhad	417,805	709,161
*Jaks Resources Berhad	211,500	52,685
*K & N Kenanga Holdings Berhad	81,000	21,979
*Keck Seng (Malaysia) Berhad	56,200	93,850
KFC Holdings (Malaysia) Berhad	53,700	133,164
*Kian Joo Can Factory Berhad	146,500	56,436
Kim Loong Resources Berhad	108,920	70,171
*Kinsteel Berhad	220,500	69,022
KLCC Property Holdings Berhad	251,800	253,574
*KNM Group Berhad	1,525,950	253,248
Kuala Lumpur Kepong Berhad	55,750	287,590
Kulim Malaysia Berhad	73,900	170,859
*Kurnia Asia Berhad	314,800	51,236
Lafarge Malayan Cement Berhad	105,360	222,152
*Landmarks Berhad	45,200	16,839
Lingkaran Trans Kota Holdings Berhad	123,800	118,596
Lion Industries Corp. Berhad	141,000	77,134
Malayan Banking Berhad	533,050	1,272,685
Malaysia Airports Holdings Berhad	61,800	95,693
*Malaysia Building Society Berhad	167,700	60,446
*Malaysian Airlines System Berhad	245,334	166,214
Malaysian Bulk Carriers Berhad	87,725	85,125
Malaysian Pacific Industries Berhad	40,600	86,840
*Malaysian Resources Corp. Berhad	486,000	236,006
*Measat Global Berhad	99,100	82,400
Media Prima Berhad	153,000	109,303
*Mega First Corp. Berhad	46,000	24,145
*Melewar Industrial Group Berhad	20,900	4,994
*MK Land Holdings Berhad	486,100	51,323
MMC Corp. Berhad	394,900	306,602
*MNRB Holdings Berhad	66,900	61,207
*Mulpha International Berhad	888,400	139,587
Naim Holdings Berhad	75,900	80,900
*NCB Holdings Berhad	5,000	5,245
Nestle (Malaysia) Berhad	17,000	187,307
NTPM Holdings Berhad	75,000	13,618
Oriental Holdings Berhad	44,000	83,558
*OSK Holdings Berhad	190,875	85,264
Panasonic Manufacturing Malaysia Berhad	24,300	128,842

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Paramount Corp. Berhad	58,000	$66,783
Parkson Holdings Berhad	81,911	148,534
*Pelikan International Corp. Berhad	28,500	10,885
PJ Development Holdings Berhad	204,900	50,263
Plus Expressways Berhad	149,600	160,913
*POS Malaysia Berhad	209,600	188,862
PPB Group Berhad	123,400	686,646
Protasco Berhad	172,000	55,392
*Proton Holdings Berhad	207,300	310,222
Puncak Niaga Holdings Berhad	71,400	59,758
QL Resources Berhad	54,000	63,938
*Ramunia Holdings Berhad	156,777	18,834
RHB Capital Berhad	95,800	184,792
*Salcon Berhad	180,500	40,333
*Sarawak Oil Palms Berhad	75,400	66,783
*Selangor Dredging Berhad	190,000	32,433
Shangri-La Hotels (Malaysia) Berhad	104,400	68,339
Shell Refining Co. Federation of Malaysia Berhad	68,200	230,326
*SHL Consolidated Berhad	98,500	37,581
Southern Steel Berhad	96,400	71,966
SP Setia Berhad	244,050	320,372
Star Publications (Malaysia) Berhad	157,600	166,075
Subur Tiasa Holdings Berhad	73,815	50,302
Sunrise Berhad	80,448	54,462
Supermax Corp. Berhad	40,700	86,960
Symphony House Berhad	70,770	5,390
*Ta Ann Holdings Berhad	45,480	81,093
*TA Enterprise Berhad	440,300	94,503
*TA Global Berhad (B3Z17H6)	264,180	34,650
*TA Global Berhad (B4LM6X7)	264,180	26,387
*Tan Chong Motor Holdings Berhad	135,800	194,930
*TDM Berhad	99,200	59,804
*Tebrau Teguh Berhad	244,800	48,117
Telekom Malaysia Berhad	157,900	171,372
Tenaga Nasional Berhad	212,800	565,649
*Time Dotcom Berhad	458,200	67,336
*Titan Chemicals Corp. Berhad	45,800	18,552
Top Glove Corp. Berhad	37,400	148,543
Uchi Technologies Berhad	54,000	24,241
UMW Holdings Berhad	129,200	255,434
*Unico-Desa Plantations Berhad	285,440	85,278
*Unisem (M) Berhad	175,300	188,851
United Malacca Rubber Estates Berhad	37,900	93,154
United Plantations Berhad	37,900	167,650
VS Industry Berhad	60,945	24,716
Wah Seong Corp. Berhad	163,602	130,720
*WTK Holdings Berhad	155,500	63,264
YTL Corp. Berhad	275,038	637,580
*YTL e-Solutions Berhad	60,500	14,996
YTL Power International Berhad	361,873	248,074
*Yu Neh Huat Berhad	118,978	65,747
*Zelan Berhad	190,800	36,441

TOTAL MALAYSIA		20,502,021

MEXICO — (5.5%)
#Alfa S.A.B. de C.V. Series A	133,800	1,043,254
#*Alsea de Mexico S.A.B. de C.V.	148,200	159,006
America Movil S.A.B. de C.V. Series L ADR	94,300	4,854,564
#*Axtel S.A.B. de C.V.	151,560	104,509
#Banco Compartamos S.A. de C.V.	80,400	454,820
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	131,900	675,984

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
MEXICO — (Continued)
#*Carso Infraestructura y Construccion S.A.B. de C.V.	231,490	$150,413
*Cemex S.A.B. de C.V. Sponsored ADR	203,375	2,416,095
#Cia Minera Autlan S.A.B. de C.V.	21,700	53,932
*Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	6,300	441,000
*Consorcio ARA S.A.B. de C.V.	329,200	227,270
*Corporacion GEO S.A.B. de C.V. Series B	216,100	684,338
Corporacion Moctezuma S.A.B. de C.V.	129,800	325,231
#*Desarrolladora Homex S.A.B. de C.V.	107,500	520,551
Embotelladora Arca S.A.B. de C.V.	232,406	877,734
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	643,713
*Gruma S.A.B. de C.V. Series B	41,200	75,960
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	49,000	92,689
*Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	25,400	899,414
#*Grupo Aeroportuario del Sureste S.A.B. de C.V.	82,700	461,047
*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	221,360
Grupo Carso S.A.B. de C.V. Series A-1	125,400	458,731
Grupo Continental S.A.B. de C.V.	125,846	336,278
#Grupo Elektra S.A. de C.V.	7,429	349,962
#*Grupo Famsa S.A.B. de C.V.	62,121	114,027
#Grupo Financiero Banorte S.A.B. de C.V.	473,333	1,902,981
Grupo Financiero Inbursa S.A.B. de C.V. Series O	94,876	319,715
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	88,761	709,021
Grupo Mexico S.A.B. de C.V. Series B	594,999	1,570,104
*Grupo Simec, S.A. de C.V.	56,100	156,924
Grupo Televisa S.A. de C.V. Sponsored ADR	81,300	1,689,414
*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	245,400	318,902
*Industrias CH S.A.B. de C.V. Series B	115,200	483,826
Industrias Penoles S.A.B. de C.V.	14,960	317,736
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	118,900	689,803
Mexichem S.A.B. de C.V.	282,901	811,095
#*Organizacion Soriana S.A.B. de C.V. Series B	277,000	828,373
#*Promotora y Operadora de Infraestructura S.A. de C.V.	86,500	216,386
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	27,900	428,265
Telmex Internacional S.A.B. de C.V. ADR	51,500	983,650
#TV Azteca S.A.B. de C.V. Series A	422,969	239,444
*Urbi Desarrollos Urbanos S.A.B. de C.V.	129,800	302,038
#Wal-Mart de Mexico S.A.B. de C.V. Series V	613,260	1,434,497

TOTAL MEXICO		30,044,056

PHILIPPINES — (0.9%)
Aboitiz Equity Ventures, Inc.	913,000	342,323
Aboitiz Power Corp.	432,000	147,072
Ayala Corp. Series A	45,266	342,868
Ayala Land, Inc.	696,160	211,938
Banco de Oro Unibank, Inc.	180,900	169,506
Bank of the Philippine Islands	215,980	218,900
*Belle Corp.	1,749,000	74,990
*Benpres Holdings Corp.	1,500,000	114,636
*China Banking Corp.	15,653	129,868
*DMCI Holdings, Inc.	350,000	132,535
*Energy Development Corp.	1,872,500	224,554
*Filinvest Land, Inc.	5,730,000	123,411
First Philippines Holdings Corp.	144,500	178,727
International Container Terminal Services, Inc.	180,000	114,008
Jollibee Foods Corp.	111,400	145,837
*Macroasia Corp.	444,000	28,446
Manila Water Co, Inc.	259,900	88,766
*Megaworld Corp.	6,359,000	187,844
Metro Bank & Trust Co.	217,000	255,436
*Paxys, Inc.	120,000	5,359
Philippine Long Distance Telephone Co. Sponsored ADR	6,900	388,056

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Philippine National Bank	136,100	$93,735
Philippine Stock Exchange, Inc.	5,600	36,962
*Rizal Commercial Banking Corp.	205,000	93,682
*Robinson's Land Corp. Series B	496,000	168,166
Security Bank Corp.	48,400	64,421
Semirara Mining Corp.	46,500	80,293
*SM Development Corp.	876,480	129,941
SM Investments Corp.	25,270	224,324
*Union Bank Of Philippines	56,000	57,016
*Universal Robina Corp.	461,000	262,731
Vista Land & Lifescapes, Inc.	1,700,000	72,159

TOTAL PHILIPPINES		4,908,510

POLAND — (2.0%)
*Agora SA	24,788	218,994
Asseco Poland SA (5978953)	28,092	538,278
*Asseco Poland SA (B67R6N0)	1,404	27,097
*Bank Millennium SA	132,225	216,631
*Bank Pekao SA	15,702	894,743
*Bank Przemyslowo Handlowy BPH SA	3,521	84,580
*Bank Zackodni WBK SA	5,862	430,532
*Barlinek SA	27,167	38,869
*Boryszew SA	64,545	42,472
*BRE Bank SA	955	90,666
Budimex SA	3,716	124,122
*Cersanit-Krasnystaw SA	18,446	101,583
*Ciech SA	7,730	85,745
*Debica SA	3,243	88,831
*Dom Development SA	500	10,261
*Echo Investment SA	126,475	195,737
Elektrobudowa SA	467	27,783
*Emperia Holding SA	1,271	34,536
Eurocash SA	17,031	125,889
Fabryki Mebli Forte SA	3,346	17,808
*Getin Holdings SA	132,161	486,003
*Grupa Kety SA	4,554	181,531
*Grupa Lotos SA	29,914	332,600
*Inter Cars SA	1,986	48,670
KGHM Polska Miedz SA	12,853	479,344
*Kredyt Bank SA	25,032	132,761
Lentex SA	2,453	20,996
*LPP SA	181	113,178
*MNI SA	38,209	50,158
*Mondi Packaging Paper Swiecie SA	3,588	88,113
Mostostal Siedlce SA	153,762	250,488
*Mostostal Warszawa SA	469	11,565
*Mostostal Zabrze Holding SA	37,011	59,127
*Multimedia Polska SA	33,593	99,719
*Netia Holdings SA	63,443	105,672
NG2 SA	4,189	82,792
*Noble Bank SA	23,610	47,848
*Orbis SA	13,029	178,353
*PBG SA	1,937	154,906
Pekaes SA	6,340	23,189
*Polnord SA	4,198	59,427
*Polski Koncern Naftowy Orlen SA	134,711	1,774,438
Polskie Gornictwo Naftowe I Gazownictwo SA	167,247	197,191
Powszechna Kasa Oszczednosci Bank Polski SA	78,618	1,132,110
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	19,367	139,920
Raciborska Fabryka Kotlow SA	19,468	88,487
*Stalexport SA	75,249	47,608

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Synthos SA	284,348	$169,797
Telekomunikacja Polska SA	96,821	526,567
TVN SA	32,365	207,752
Zaklad Przetworstwa Hutniczego Stalprodukt SA	606	92,182
Zaklady Azotowe Pulawy SA	4,200	94,949
*Zelmer SA	2,897	38,674

TOTAL POLAND		10,911,272

RUSSIA — (3.9%)
*Evraz Group SA GDR	28,856	1,040,656
*Gazprom OAO Sponsored ADR	304,390	6,987,642
*Gazpromneft JSC Sponsored ADR	12,698	342,540
*Globaltrans Investment P.L.C. Sponsored GDR	6,743	90,985
*Integra Group Holdings GDR	31,947	92,842
*Lukoil OAO Sponsored ADR	68,019	3,826,008
*Magnitogorsk Iron & Steel Works Sponsored GDR	20,225	273,159
*MMC Norilsk Nickel JSC ADR	67,569	1,275,345
*Novolipetsk Steel OJSC GDR	15,004	540,353
*Novorossiysk Sea Trade Port GDR	9,860	131,365
*PIK Group GDR	15,176	79,163
*Polymetal GDR	12,460	129,825
*Rosneft Oil Co. GDR	114,313	914,837
*RusHydro Sponsored ADR	217,944	1,248,877
*Severstal OAO GDR	32,719	440,197
*Surgutneftegaz Sponsored ADR	149,603	1,415,893
*Tatneft Sponsored ADR	32,047	966,290
*TMK OAO GDR	9,862	203,254
*Uralkali Sponsored GDR	20,102	428,162
*VTB Bank OJSC GDR	167,057	890,892
*X5 Retail Group NV GDR	6,125	217,564

TOTAL RUSSIA		21,535,849

SOUTH AFRICA — (9.9%)
ABSA Group, Ltd.	73,891	1,400,150
Adcorp Holdings, Ltd.	15,900	57,075
*Advtech, Ltd.	150,000	123,290
*Aeci, Ltd.	45,611	414,208
Afgri, Ltd.	240,543	222,424
African Bank Investments, Ltd.	268,800	1,278,721
*African Oxygen, Ltd.	61,661	193,364
African Rainbow Minerals, Ltd.	29,765	786,946
*Allied Electronics Corp., Ltd.	25,999	97,998
Allied Technologies, Ltd.	18,358	176,339
*Anglo American Platinum Corp., Ltd.	6,426	700,732
#AngloGold Ashanti, Ltd. Sponsored ADR	29,000	1,213,940
*ArcelorMittal South Africa, Ltd.	44,676	510,751
*Argent Industrial, Ltd.	36,904	45,954
AST Group, Ltd.	346,708	46,203
Astral Foods, Ltd.	17,754	266,717
Aveng, Ltd.	191,613	961,184
AVI, Ltd.	151,207	491,609
*Avusa, Ltd.	47,345	126,207
Barloworld, Ltd.	119,669	793,400
Bidvest Group, Ltd.	58,138	1,065,808
*Blue Label Telecoms, Ltd.	167,586	115,767
Capitec Bank Holdings, Ltd.	14,125	194,061
*Cashbuild, Ltd.	12,008	119,481
Caxton & CTP Publishers & Printers, Ltd.	71,319	142,828
City Lodge Hotels, Ltd.	8,003	82,024
Clicks Group, Ltd.	141,130	586,808
Data Tec, Ltd.	89,168	407,559

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Discovery Holdings, Ltd.	86,913	$420,441
*Distribution & Warehousing Network, Ltd.	50,931	55,353
*Durban Roodeport Deep, Ltd.	173,190	89,460
*Eqstra Holdings, Ltd.	55,779	45,076
Exxaro Resources, Ltd.	29,187	483,476
FirstRand, Ltd.	422,218	1,160,042
Foschini, Ltd.	64,594	593,478
Freeworld Coatings, Ltd.	86,675	119,143
Gold Fields, Ltd. Sponsored ADR	144,700	1,944,768
Grindrod, Ltd.	147,335	325,680
*Group Five, Ltd.	46,398	232,705
Harmony Gold Mining Co., Ltd.	125,451	1,222,844
*Highveld Steel and Vanadium Corp., Ltd.	10,969	122,198
Hudaco Industries, Ltd.	16,723	167,020
*Hulamin, Ltd.	28,666	41,020
*Iliad Africa, Ltd.	37,928	44,400
Illovo Sugar, Ltd.	89,335	351,503
Impala Platinum Holdings, Ltd.	78,013	2,187,857
Imperial Holdings, Ltd.	72,789	974,036
Investec, Ltd.	88,769	744,744
JD Group, Ltd.	59,605	359,176
JSE, Ltd.	41,044	397,114
Kumba Iron Ore, Ltd.	11,662	549,514
Lewis Group, Ltd.	44,113	367,725
Liberty Holdings, Ltd.	48,660	500,515
Massmart Holdings, Ltd.	42,056	625,033
Merafe Resources, Ltd.	483,462	118,130
*Metair Investments, Ltd.	57,601	59,095
*Metorex, Ltd.	140,739	79,924
*Metropolitan Holdings, Ltd.	293,917	663,605
Mondi, Ltd.	62,124	435,325
Mr. Price Group, Ltd.	61,558	349,697
Murray & Roberts Holdings, Ltd.	101,170	572,186
*Mvelaphanda Group, Ltd.	73,670	89,024
Nampak, Ltd.	264,091	648,867
Naspers, Ltd. Series N	56,301	2,267,245
Nedbank Group, Ltd.	72,312	1,306,323
#Northam Platinum, Ltd.	63,085	446,591
Oceana Group, Ltd.	19,344	83,715
*Omnia Holdings, Ltd.	15,703	137,761
Palabora Mining Co., Ltd.	9,070	159,142
Pick'n Pay Stores, Ltd.	52,074	292,256
Pretoria Portland Cement Co., Ltd.	106,333	479,770
PSG Group, Ltd.	62,177	236,375
*Raubex Group, Ltd.	33,965	105,859
Reunert, Ltd.	60,618	471,469
Sanlam, Ltd.	794,013	2,584,323
Santam, Ltd.	16,410	229,752
*Sappi, Ltd. Sponsored ADR	214,486	905,131
Sasol, Ltd. Sponsored ADR	98,800	4,016,220
*Sentula Mining, Ltd.	109,719	44,921
Shoprite Holdings, Ltd.	64,865	685,188
*Simmer & Jack Mines, Ltd.	286,827	51,692
Spar Group, Ltd. (The)	51,585	533,933
Spur Corp., Ltd.	30,509	52,306
Standard Bank Group, Ltd.	251,547	3,824,701
Steinhoff International Holdings, Ltd.	505,818	1,383,912
*Super Group, Ltd.	142,040	14,118
Telkom South Africa, Ltd.	62,209	309,093
*Telkom South Africa, Ltd. Sponsored ADR.	2,000	40,160
Tiger Brands, Ltd.	37,062	938,517

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Tongaat-Hulett, Ltd.	30,019	$419,794
Trencor, Ltd.	49,091	212,064
Truworths International, Ltd.	95,666	680,160
Vodacom Group Pty, Ltd.	55,740	426,686
Wilson Bayly Holme-Ovcon, Ltd.	14,933	241,798
Woolworths Holdings, Ltd.	224,727	696,168

TOTAL SOUTH AFRICA		54,038,865

SOUTH KOREA — (11.1%)
Amorepacific Corp.	263	198,644
Asia Cement Manufacturing Co., Ltd.	520	23,711
*Asiana Airlines, Inc.	36,370	193,339
Bing Grae Co., Ltd.	1,910	84,564
Busan Bank	46,300	492,748
#*Capro Corp.	5,900	63,096
Cheil Industrial, Inc.	11,210	803,590
Cheil Worldwide, Inc.	830	261,352
*Chin Hung International, Inc.	30,170	14,286
Chosun Refractories Co., Ltd.	920	46,810
#CJ CGV Co., Ltd.	3,000	62,914
CJ Cheiljedang Corp.	1,502	298,685
#Daeduck Electronics Co., Ltd.	22,540	120,641
Daegu Bank Co., Ltd.	43,400	573,631
Daehan Flour Mills Co., Ltd.	130	17,229
Daehan Steel Co., Ltd.	5,400	54,672
Daehan Synthetic Fiber Co., Ltd.	370	23,530
Daekyo Co., Ltd.	20,000	105,179
Daelim Industrial Co., Ltd.	8,280	470,282
#Daesung Industrial Co., Ltd.	1,020	75,712
Daewoo Engineering & Construction Co., Ltd.	32,270	300,214
*Daewoo Motor Sales Corp.	8,863	18,678
*Daewoo Securities Co., Ltd.	29,020	545,022
#Daewoo Shipbuilding & Marine Engineering Co., Ltd.	7,740	147,068
*Daishin Securities Co., Ltd.	17,950	238,894
Daou Technology, Inc.	12,970	107,034
Dongbu Insurance Co., Ltd.	6,950	219,251
*Dongbu Securities Co., Ltd.	3,850	20,642
Dongbu Steel Co., Ltd.	12,704	117,136
Dongkuk Steel Mill Co., Ltd.	10,380	217,019
Dongwon Industries Co., Ltd.	810	86,160
*Dongwon Systems Corp.	26,530	42,303
Doosan Construction & Engineering Co., Ltd.	10,740	52,787
#Doosan Corp.	1,630	178,016
#Doosan Heavy Industries & Construction Co., Ltd.	2,535	185,921
#*Doosan Infracore Co., Ltd.	6,670	132,518
E1 Corp.	800	44,211
*Eugene Investment & Securities Co., Ltd.	139,209	102,038
#*Foosung Co., Ltd.	13,020	42,975
Fursys, Inc.	2,910	72,764
#GIIR, Inc.	5,760	50,849
Glovis Co., Ltd.	1,570	173,813
GS Engineering & Construction Corp.	4,656	351,944
GS Holdings Corp.	12,277	427,038
Gwangju Shinsegae Co., Ltd.	470	62,203
Halla Climate Control Corp.	18,630	250,080
Han Kuk Carbon Co., Ltd.	5,120	32,387
*Han Yang Securities Co., Ltd.	7,790	67,602
Hana Financial Group, Inc.	31,820	989,722
Hanil Cement Manufacturing Co., Ltd.	2,035	127,798
Hanjin Heavy Industries & Construction Co., Ltd.	6,812	168,603
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	2,494	28,620

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Hanjin Shipping Co., Ltd.	14,143	$414,713
*Hanjin Shipping Holdings Co., Ltd.	2,726	48,153
Hanjin Transportation Co., Ltd.	2,460	76,249
Hankook Shell Oil Co., Ltd.	300	43,784
#Hankook Tire Manufacturing Co., Ltd.	22,380	500,159
Hankuk Electric Glass Co., Ltd.	2,440	87,759
Hankuk Glass Industries, Inc.	2,160	47,451
Hankuk Paper Manufacturing Co., Ltd.	2,170	58,747
#Hansol LCD, Inc.	2,770	128,842
Hansol Paper Co., Ltd.	11,660	118,681
Hanwha Chemical Corp.	27,382	411,934
Hanwha Corp.	9,036	334,156
*Hanwha Non-Life Insurance Co., Ltd.	5,540	48,921
*Hanwha Securities Co., Ltd.	13,934	90,135
*HMC Investment Securities Co., Ltd.	6,493	116,606
#Honam Petrochemical Corp.	4,990	646,894
Hotel Shilla Co., Ltd.	11,370	227,984
#Huchems Fine Chemical Corp.	3,380	80,163
#*Hynix Semiconductor, Inc.	63,730	1,613,038
Hyosung T & C Co., Ltd.	5,590	396,793
Hyundai Department Store Co., Ltd.	3,180	284,261
Hyundai Development Co.	13,429	331,299
Hyundai Elevator Co., Ltd.	970	42,354
Hyundai Engineering & Construction Co., Ltd.	3,080	148,747
Hyundai H & S Co., Ltd.	1,480	128,057
#Hyundai Heavy Industries Co., Ltd.	2,562	579,852
Hyundai Hysco	17,350	295,932
*Hyundai Marine & Fire Insurance Co., Ltd.	16,360	301,294
Hyundai Merchant Marine Co., Ltd.	6,670	162,788
Hyundai Mipo Dockyard Co., Ltd.	2,072	291,745
Hyundai Mobis	5,512	914,861
*Hyundai Securities Co.	39,792	465,134
Hyundai Steel Co.	10,210	832,616
Industrial Bank of Korea, Ltd.	25,950	360,864
Jahwa Electronics Co., Ltd.	3,390	20,923
Jeonbuk Bank, Ltd.	10,928	67,327
KB Financial Group, Inc. ADR	37,346	1,822,485
KCC Corp.	1,220	342,980
*Keangnam Enterprises, Ltd.	8	56
KISCO Corp.	1,688	54,986
KISWIRE, Ltd.	3,939	128,140
*KIWOOM Securities Co., Ltd.	240	9,234
Kolon Engineering & Construction Co., Ltd.	9,350	37,969
Kolon Industries, Inc. (6496539)	1,596	44,776
*Kolon Industries, Inc. (B5TVWD5)	4,104	185,140
*Korea Electric Power Corp. Sponsored ADR	43,700	657,248
Korea Electric Terminal Co., Ltd.	2,730	43,214
Korea Exchange Bank	56,940	694,985
*Korea Express Co., Ltd.	1,113	62,447
Korea Gas Corp.	2,802	112,880
*Korea Investment Holdings Co., Ltd.	11,940	348,645
Korea Iron & Steel Co., Ltd.	511	26,903
#*Korea Komho Petrochemical Co., Ltd.	5,710	189,704
*Korea Line Corp.	2,543	136,097
Korea Reinsurance Co., Ltd.	15,814	137,898
Korea Zinc Co., Ltd.	2,270	395,136
*Korean Air Co., Ltd.	9,290	583,273
KP Chemical Corp.	16,510	139,342
KPX Chemical Co., Ltd.	1,152	51,902
KT Corp. Sponsored ADR	26,300	594,380
*KTB Securities Co., Ltd.	18,570	62,385

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Kumho Electric Co., Ltd.	1,780	$88,485
*Kumho Industrial Co., Ltd.	9,910	36,791
*Kumho Tire Co., Inc.	14,190	46,290
Kyeryong Construction Industrial Co., Ltd.	3,560	49,901
*Kyobo Securities Co., Ltd.	7,700	67,980
LG Chemical, Ltd.	6,062	1,532,932
#LG Corp.	10,630	724,801
LG Display Co., Ltd.	4,300	182,872
#LG Display Co., Ltd. ADR	43,500	917,850
LG Fashion Corp.	4,794	113,766
LG Hausys, Ltd.	1,473	123,551
LG Household & Healthcare Co., Ltd.	1,300	355,210
#LG International Corp.	11,185	328,838
LG Telecom, Ltd.	17,210	129,813
LIG Insurance Co., Ltd.	12,890	256,000
Lotte Chilsung Beverage Co., Ltd.	219	168,839
Lotte Confectionary Co., Ltd.	220	243,005
Lotte Midopa Co., Ltd.	3,690	38,000
Lotte Sam Kang Co., Ltd.	320	77,915
Lotte Shopping Co., Ltd.	1,689	479,053
LS Corp.	3,950	322,167
Macquarie Korea Infrastructure Fund	40,462	174,129
Meritz Fire Marine Insurance Co., Ltd.	26,062	168,714
*Meritz Securities Co., Ltd.	80,365	79,583
*Mirae Asset Securities Co., Ltd.	2,898	143,848
Motonic Corp.	6,450	51,949
Namhae Chemical Corp.	4,470	66,019
*Namkwang Engineering & Construction Co., Ltd.	5,304	26,613
Namyang Dairy Products Co., Ltd.	100	48,060
NCsoft Corp.	2,380	353,847
#Nexen Tire Corp.	9,830	48,690
*NH Investment & Securities Co., Ltd.	6,562	60,072
*NHN Corp.	798	133,044
Nong Shim Co., Ltd.	600	115,564
Nong Shim Holdings Co., Ltd.	590	33,854
OCI Co., Ltd.	1,918	363,700
*ON*Media Corp.	15,590	47,027
ORION Corp.	740	193,930
Ottogi Corp.	710	88,855
Pacific Corp.	1,271	146,096
POSCO ADR	28,568	3,204,187
Pulmuone Co., Ltd.	584	23,844
Pusan City Gas Co., Ltd.	3,630	65,359
*RNL BIO Co., Ltd.	11,810	45,535
S&T Corp.	730	15,578
*S&T Daewoo Co., Ltd.	2,530	60,053
S1 Corp.	3,680	157,162
#*Saehan Industries, Inc.	93,300	88,072
Samchully Co., Ltd.	740	75,208
Samsung Card Co., Ltd.	7,580	376,307
Samsung Corp.	17,102	808,697
Samsung Electro-Mechanics Co., Ltd.	8,114	1,024,506
Samsung Electronics Co., Ltd.	9,597	7,296,972
Samsung Engineering Co., Ltd.	3,359	323,713
#Samsung Fine Chemicals Co., Ltd.	4,360	208,645
Samsung Fire & Marine Insurance, Ltd.	2,990	552,745
Samsung Heavy Industries Co., Ltd.	10,130	232,467
Samsung SDI Co., Ltd.	10,136	1,350,369
*Samsung Securities Co., Ltd.	7,640	421,833
Samsung Techwin Co., Ltd.	3,974	315,909
Samyang Corp.	1,489	54,647

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Samyang Foods Co., Ltd.	1,860	$32,206
Samyang Genex Co., Ltd.	990	58,462
#Samyoung Electronics Co., Ltd.	5,990	59,124
Seah Besteel Corp.	2,920	43,179
SeAH Holdings Corp.	833	45,643
SeAH Steel Corp.	1,344	47,217
Sebang Co., Ltd.	6,220	85,433
Seoul City Gas Co., Ltd.	380	16,472
#Sewon Cellontech Co., Ltd.	12,290	61,948
*Shin Young Securities Co., Ltd.	800	27,033
Shinhan Financial Group Co., Ltd. ADR	23,844	2,030,078
Shinsegae Co., Ltd.	948	434,641
#*Shinsung Holdings Co., Ltd.	12,100	51,364
Silla Trading Co., Ltd.	5,145	54,020
Sindo Ricoh Co., Ltd.	1,470	68,589
*SK Chemicals Co., Ltd.	5,390	250,504
SK Co., Ltd.	8,406	661,016
SK Energy Co., Ltd.	8,400	915,236
SK Gas Co., Ltd.	1,750	66,061
SK Networks Co., Ltd.	7,590	75,541
SK Telecom Co., Ltd. ADR	32,400	599,724
SKC Co., Ltd.	7,170	131,602
S-Oil Corp.	4,466	227,647
*Ssangyong Cement Industry Co., Ltd.	8,810	50,664
#*STX Corp.	2,456	42,101
STX Engine Co., Ltd.	2,225	44,513
#STX Offshore & Shipbuilding Co., Ltd.	9,407	113,714
STX Pan Ocean Co., Ltd.	14,250	167,821
*Sunkyong Securities Co., Ltd.	36,780	78,964
Tae Kwang Industrial Co., Ltd.	100	67,588
#Taeyoung Engineering & Construction	15,600	67,564
#*Tai Han Electric Wire Co., Ltd.	7,280	72,532
*Tong Yang Major Corp.	17,332	43,257
*Tong Yang Securities, Inc.	24,320	208,239
Woongjin Coway Co., Ltd.	6,580	216,667
*Woongjin Holdings Co., Ltd.	8,577	82,045
Woongjin Thinkbig Co., Ltd.	2,842	60,597
Woori Financial Co., Ltd.	5,630	45,824
*Woori Investment & Securities Co., Ltd.	25,210	368,391
Youlchon Chemical Co., Ltd.	9,410	76,851
Youngone Corp. (6150493)	2,666	78,596
Youngone Corp. (B622C10)	10,664	90,456
Youngpoong Corp.	283	153,458

TOTAL SOUTH KOREA		60,669,389

TAIWAN — (11.3%)
*A.G.V. Products Corp.	219,319	84,863
Ability Enterprise Co., Ltd.	103,892	179,101
*Acbel Polytech, Inc.	137,685	106,649
*Accton Technology Corp.	136,000	71,533
Acer, Inc.	167,103	455,684
Advanced Semiconductor Engineering, Inc.	148,366	144,842
Advanced Semiconductor Engineering, Inc. ADR	69,922	339,821
*Advantech Co., Ltd.	32,132	72,013
Altek Corp.	59,509	99,640
*Ambassador Hotel (The)	78,000	86,262
*Amtran Technology Co., Ltd.	229,842	249,824
Asia Cement Corp.	388,199	365,010
Asia Chemical Corp.	138,000	72,777
*Asia Polymer Corp.	112,000	101,580
*Asia Vital Components Co., Ltd.	127,440	158,989

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Asustek Computer, Inc.	574,739	$1,108,225
Aten International Co., Ltd.	36,380	71,255
AU Optronics Corp. Sponsored ADR	116,842	1,354,199
Aurora Corp.	67,693	102,448
*AV Tech Corp.	10,000	33,485
*Avermedia Technologies, Inc.	69,690	101,977
*Avision, Inc.	71,693	43,063
*Bank of Kaohsiung	165,360	56,715
Basso Industry Corp., Ltd.	63,000	60,683
*Bes Engineering Corp.	588,000	141,676
*Capital Securities Corp.	59,000	27,821
*Carnival Industrial Corp.	194,000	57,319
Catcher Technology Co., Ltd.	80,509	212,402
*Cathay Financial Holdings Co., Ltd.	398,450	637,536
*Cathay Real Estate Development Co., Ltd.	246,000	99,967
Chang Hwa Commercial Bank	749,000	336,317
*Cheng Loong Corp.	224,000	88,449
Cheng Shin Rubber Industry Co., Ltd.	117,758	253,093
*Cheng Uei Precision Industry Co., Ltd.	103,042	198,869
*Chia Hsin Cement Corp.	161,730	77,848
Chicony Electronics Co., Ltd.	74,862	197,563
Chimei Innolux Corp.	944,232	1,378,445
*China Airlines, Ltd.	444,951	188,874
*China Development Financial Holding Corp.	2,330,946	653,659
*China Electric Manufacturing Co., Ltd.	144,000	126,994
China Hi-Ment Corp.	45,618	59,654
*China Life Insurance Co., Ltd.	332,023	262,771
*China Man-Made Fiber Co., Ltd.	359,000	100,229
*China Metal Products Co., Ltd.	34,366	48,399
*China Motor Co., Ltd.	208,035	147,466
*China Petrochemical Development Corp.	464,280	230,990
*China Steel Chemical Corp.	39,227	119,182
China Steel Corp.	767,373	816,556
*China Synthetic Rubber Corp.	132,735	142,084
Chinatrust Financial Holdings Co., Ltd.	944,203	533,252
*Chin-Poon Industrial Co., Ltd.	113,113	88,346
*Chong Hong Construction Co.	14,000	28,845
Chroma Ate, Inc.	84,453	180,741
*Chun Yuan Steel Industrial Co., Ltd.	213,034	91,969
*Chung Hsin Electric & Machinery Co., Ltd.	127,000	72,688
*Chung Hung Steel Corp.	333,512	169,799
*Chung Hwa Pulp Corp.	159,000	81,035
Chunghwa Telecom Co., Ltd.	136,000	266,981
Chunghwa Telecom Co., Ltd. ADR	21,539	420,441
*Chungwa Picture Tubes Co., Ltd.	2,301,000	221,787
*Clevo Co.	65,735	143,603
*CMC Magnetics Corp.	905,000	254,128
*Collins Co., Ltd.	46,200	22,913
Compal Communications, Inc.	94,000	99,602
Compal Electronics, Inc.	474,802	659,872
*Compeq Manufacturing Co., Ltd.	397,000	119,134
*Continental Holdings Corp.	139,000	52,339
CTCI Corp.	141,555	151,142
Cybertan Technology, Inc.	73,576	100,982
*Da-Cin Construction Co., Ltd.	78,000	46,394
Delta Electronics, Inc.	195,521	648,104
*Depo Auto Parts Industrial Co., Ltd.	27,000	67,592
*Diamond Flower Electric Instrument Co., Ltd.	46,460	55,881
*D-Link Corp.	196,329	188,911
*E.Sun Financial Holding Co., Ltd.	1,058,675	470,662
*Eastern Media International Corp.	290,750	80,672

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Elan Microelectronics Corp.	37,370	$60,240
*E-LIFE MALL Corp., Ltd.	18,000	30,343
Elite Semiconductor Memory Technology, Inc.	87,000	185,834
*Elitegroup Computer Systems Co., Ltd.	137,782	57,085
*EnTie Commercial Bank	8,500	2,757
Epistar Corp.	100,433	321,356
Eternal Chemical Co., Ltd.	166,641	176,592
*Eva Airways Corp.	319,303	165,628
*Everest Textile Co., Ltd.	110,000	23,136
*Evergreen International Storage & Transport Corp.	173,000	142,325
*Evergreen Marine Corp., Ltd.	298,000	190,505
*Everlight Chemical Industrial Corp.	149,000	140,720
Everlight Electronics Co., Ltd.	38,149	120,137
Far Eastern Department Stores Co., Ltd.	206,177	184,030
*Far Eastern International Bank	519,211	168,690
Far Eastern New Century Corp.	450,021	488,286
*Far EasTone Telecommunications Co., Ltd.	108,000	131,449
*Federal Corp.	127,475	94,890
Feng Hsin Iron & Steel Co., Ltd.	87,550	145,599
*Feng Tay Enterprise Co., Ltd.	98,304	106,738
First Financial Holding Co., Ltd.	921,558	507,325
*First Hotel	53,529	43,122
*First Insurance Co., Ltd. (The)	106,606	43,917
Formosa Chemicals & Fiber Co., Ltd.	398,610	1,005,154
Formosa International Hotels Corp.	9,427	110,725
Formosa Plastics Corp.	372,360	827,251
Formosa Taffeta Co., Ltd.	280,000	223,455
*Formosan Rubber Group, Inc.	156,000	131,696
Fortune Electric Co., Ltd.	72,450	61,029
Foxconn Technology Co., Ltd.	71,147	294,249
*Fubon Financial Holding Co., Ltd.	664,000	809,469
*G Shank Enterprise Co., Ltd.	46,480	44,491
*Getac Technology Corp.	123,000	94,293
Giant Manufacture Co., Ltd.	65,520	197,974
*Giga-Byte Technology Co., Ltd.	196,000	216,627
*Globe Union Industrial Corp.	89,552	107,161
Gold Circuit Electronics, Ltd.	131,263	49,264
*Goldsun Development & Construction Co., Ltd.	316,570	134,084
*Grand Pacific Petrochemical Corp.	267,000	126,192
Great Taipei Gas Co., Ltd.	147,000	84,046
*Great Wall Enterprise Co., Ltd.	86,740	86,953
Greatek Co., Ltd.	166,376	183,855
*Hey Song Corp.	181,000	150,870
Highwealth Construction Corp.	110,462	180,009
*Ho Tung Holding Corp.	211,000	113,526
*Hocheng Corp.	114,300	39,963
Hon Hai Precision Industry Co., Ltd.	641,332	3,010,751
*Hong Tai Electric Industrial Co., Ltd.	68,000	29,614
Hotai Motor Co., Ltd.	94,000	262,402
*Hsin Kuang Steel Co., Ltd.	62,788	65,475
HTC Corp.	38,241	512,417
*Hua Eng Wire & Cable Co., Ltd.	238,000	88,998
Hua Nan Financial Holding Co., Ltd.	833,125	488,829
*Huaku Development Co., Ltd.	10,000	27,234
*Huang Hsiang Construction Co.	5,000	8,924
Hung Poo Construction Corp.	74,467	98,563
*Hung Sheng Construction Co., Ltd.	220,000	127,966
*Ichia Technologies, Inc.	73,897	38,109
*I-Chiun Precision Industry Co., Ltd.	46,000	77,386
Infortrend Technology, Inc.	61,798	91,706
Inventec Corp.	623,927	359,722

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
ITE Technology, Inc.	42,000	$74,530
*Kao Hsing Chang Iron & Steel Corp.	140,000	42,858
*Kee Tai Properties Co., Ltd.	64,380	32,521
Kenda Rubber Industrial Co., Ltd.	131,093	140,346
*King Slide Works Co., Ltd.	1,000	5,848
*King Yuan Electronics Co., Ltd.	520,529	246,440
*Kingdom Construction Co., Ltd.	96,000	73,070
*King’s Town Bank	278,000	79,709
*King’s Town Construction Co., Ltd.	61,913	59,169
*Kinpo Electronics, Inc.	490,028	148,855
Kinsus Interconnect Technology Corp.	93,009	241,358
Knowledge-Yield-Excellence Systems Corp.	98,689	104,206
*Kuoyang Construction Co., Ltd.	68,000	48,522
*Kwong Fong Industries Corp.	174,000	47,581
*Lan Fa Textile Co., Ltd.	172,886	64,306
Largan Precision Co., Ltd.	11,306	186,446
*Lee Chang Yung Chemical Industry Corp.	189,839	239,896
*Leofoo Development Co., Ltd.	101,000	57,416
Les Enphants Co., Ltd.	33,000	37,662
*Lien Hwa Industrial Corp.	191,000	109,059
Lite-On Technology Corp.	390,377	518,099
*Long Bon International Co., Ltd.	141,915	71,405
*Long Chen Paper Co., Ltd.	262,969	92,619
*Lotes Co., Ltd.	7,000	46,734
*Lucky Cement Corp.	124,000	32,131
Macronix International Co., Ltd.	869,775	578,354
Makalot Industrial Co., Ltd.	47,000	108,134
*Mayer Steel Pipe Corp.	52,408	40,455
Media Tek, Inc.	56,248	952,393
Mega Financial Holding Co., Ltd.	1,837,000	1,072,833
*Mercuries & Associates, Ltd.	64,050	32,827
*Microelectronics Technology, Inc.	178,947	114,142
*Micro-Star International Co., Ltd.	277,233	172,065
*Mirle Automation Corp.	57,000	57,361
*Mitac International Corp.	374,966	174,125
Nan Ya Plastic Corp.	427,450	896,185
Nan Ya Printed Circuit Board Corp.	38,760	161,728
*Nankang Rubber Tire Co., Ltd.	116,515	165,626
*Nantex Industry Co., Ltd.	106,029	75,793
National Petroleum Co., Ltd.	111,000	127,488
*Nien Hsing Textile Co., Ltd.	135,000	78,712
Opto Tech Corp.	167,000	132,683
*Oriental Union Chemical Corp.	136,292	117,870
*Pan Jit International, Inc.	148,000	147,700
Pan-International Industrial Corp.	127,516	213,744
*Phihong Technology Co., Ltd.	153,348	166,853
Pihsiang Machinery Mfg. Co., Ltd.	34,000	59,721
Pou Chen Corp.	561,906	480,928
*Prince Housing & Development Corp.	171,623	78,497
*Qisda Corp.	519,568	307,130
Quanta Computer, Inc.	168,715	317,136
*Radium Life Tech Corp.	80,297	71,304
Realtek Semiconductor Corp.	96,690	261,881
Richtek Technology Corp.	15,750	165,142
*Ritek Corp.	906,117	243,946
Ruentex Development Co., Ltd.	56,000	91,513
*Ruentex Industries, Ltd.	81,000	197,909
San Fang Chemical Industry Co., Ltd.	37,968	47,176
*Sanyang Industrial Co., Ltd.	241,551	99,742
*Sanyo Electric Co., Ltd.	106,000	103,064
Senao International Co., Ltd.	22,000	34,775

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Sheng Yu Steel Co., Ltd.	94,000	$70,118
*Shihlin Electric & Engineering Corp.	79,000	95,628
*Shihlin Paper Corp.	31,000	69,692
*Shin Kong Financial Holding Co., Ltd.	1,061,626	407,888
*Shinkong Co., Ltd.	109,557	107,589
*Shinkong Synthetic Fibers Co., Ltd.	391,229	159,928
*Sigurd Microelectronics Corp.	81,559	66,403
*Silicon Integrated Systems Corp.	219,126	142,393
Siliconware Precision Industries Co., Ltd. Sponsored ADR	58,661	360,765
Silitech Technology Corp.	20,792	73,915
*Sincere Navigation Corp.	96,350	124,586
*Sinkong Textile Co., Ltd.	100,800	121,721
*SinoPac Holdings Co., Ltd.	1,578,000	536,689
*Sintek Photronics Corp.	237,061	153,551
Sinyi Realty Co., Ltd.	33,288	65,368
Sitronix Technology Corp.	31,799	58,990
*Southeast Cement Co., Ltd.	151,000	57,022
*Spirox Corp.	38,140	35,629
*Springsoft, Inc.	64,498	67,535
Standard Foods Taiwan, Ltd.	98,490	211,922
*Star Travel Taiwan Co., Ltd.	49,920	40,732
*Sunplus Technology Co., Ltd.	158,000	145,721
Sunrex Technology Corp.	98,028	107,691
Synnex Technology International Corp.	145,442	346,584
*T JOIN Transportation Co., Ltd.	155,000	117,330
*Ta Chen Stainless Pipe Co., Ltd.	115,412	85,863
*Ta Chong Bank, Ltd.	551,000	113,307
*Ta Ya Electric Wire & Cable Co., Ltd.	231,856	68,022
*Tah Hsin Industrial Corp.	71,000	51,562
*Ta-I Technology Co., Ltd.	47,200	61,861
*Taichung Commercial Bank	428,953	115,900
*Tainan Spinning Co., Ltd.	335,000	147,383
*Taishin Financial Holdings Co., Ltd.	1,148,617	443,213
*Taiwan Business Bank	801,300	214,583
Taiwan Cement Corp.	675,306	606,853
*Taiwan Cogeneration Corp.	10,000	5,490
Taiwan Cooperative Bank	925,907	564,128
Taiwan Fertilizer Co., Ltd.	88,000	280,023
*Taiwan Fire & Marine Insurance Co., Ltd.	97,000	85,803
Taiwan Glass Industrial Corp.	250,251	233,060
Taiwan Hon Chuan Enterprise Co., Ltd.	66,409	128,121
*Taiwan Kolin Co., Ltd.	292,000	—
*Taiwan Life Insurance Co., Ltd.	69,886	86,505
*Taiwan Mask Corp.	142,000	57,282
Taiwan Navigation Co., Ltd.	66,000	86,125
Taiwan Secom Co., Ltd.	46,000	74,495
Taiwan Semiconductor Manufacturing Co., Ltd.	1,422,000	2,782,996
*Taiwan Sogo Shinkong Security Co., Ltd.	51,117	38,480
*Taiwan Styrene Monomer Corp.	203,528	100,068
*Taiwan Tea Corp.	140,648	78,829
*Taiyen Biotech Co., Ltd.	67,000	42,478
*Tatung Co., Ltd.	1,182,000	242,868
*Teco Electric & Machinery Co., Ltd.	602,000	267,141
*Test-Rite International Co., Ltd.	87,777	51,956
*Ton Yi Industrial Corp.	286,000	123,599
*Tong Hsing Electronic Industries, Ltd.	2,000	7,074
*Tong Yang Industry Co., Ltd.	112,455	197,168
Transcend Information, Inc.	18,890	59,708
*Tripod Technology Corp.	6,000	20,615
*Tsann Kuen Enterprise Co., Ltd.	33,280	78,958
TSRC Corp.	125,000	180,364

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
TTET Union Corp.	67,000	$87,628
Tung Ho Steel Enterprise Corp.	206,654	222,763
*TXC Corp.	15,000	24,737
*TYC Brother Industrial Co., Ltd.	80,474	61,827
*Tyntek Corp.	132,722	107,411
U-Ming Marine Transport Corp.	83,000	171,418
*Unimicron Technology Corp.	148,208	222,667
*Union Bank of Taiwan	439,000	82,098
Uni-President Enterprises Corp.	429,929	477,958
*Unitech Printed Circuit Board Corp.	236,000	90,488
*United Integration Service Co., Ltd.	114,000	110,795
*United Microelectronics Corp.	2,061,081	1,036,968
*Universal Cement Corp.	165,000	81,797
*UPC Technology Corp.	210,557	134,433
*USI Corp.	289,000	213,515
*Via Technologies, Inc.	94,996	53,782
*Walsin Lihwa Corp.	829,000	362,567
*Walsin Technology Corp., Ltd.	210,548	135,729
*Wan Hai Lines Co., Ltd.	187,950	116,313
*Waterland Financial Holdings	633,753	202,468
*Wei Chuan Food Corp.	45,000	52,466
*Winbond Electronics Corp.	938,000	270,101
*Wintek Corp.	519,000	432,115
Wistron Corp.	282,421	542,646
*Wistron NeWeb Corp.	43,452	77,837
*WPG Holdings Co., Ltd.	96,000	197,051
*Yageo Corp.	677,000	324,562
*Yeung Cyang Industrial Co., Ltd.	153,356	128,606
*Yieh Phui Enterprise Co., Ltd.	451,358	179,515
*Yosun Industrial Corp.	154,560	254,274
*Young Fast Optoelectronics Co., Ltd.	1,000	9,345
Yuanta Financial Holding Co., Ltd.	317,000	189,009
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	416,200	169,274
Yulon Motor Co., Ltd.	232,783	270,365
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	29,362	45,355
*Yung Tay Engineering Co., Ltd.	146,000	135,567
*Zig Sheng Industrial Co., Ltd.	195,865	103,223
Zinwell Corp.	87,010	146,306
*Zyxel Communication Corp.	156,118	108,024

TOTAL TAIWAN		61,641,747

THAILAND — (2.2%)
*Aapico Hitech PCL (Foreign) NVDR	95,100	26,013
Advance Info Service PCL (Foreign)	124,900	292,418
Amata Corp. PCL (Foreign)	178,300	37,473
*Asia Plus Securities PCL (Foreign)	775,000	43,115
*Asian Insulators PCL (Foreign)	110,000	11,151
Asian Property Development PCL (Foreign) NVDR	503,100	79,302
Bangchak Petroleum PCL (Foreign)	147,000	63,153
Bangkok Aviation Fuel Services PCL (Foreign)	142,700	36,386
Bangkok Bank PCL (Foreign)	212,100	786,648
*Bangkok Expressway PCL (Foreign)	186,900	109,177
*Bangkok Land PCL (Foreign) NVDR	4,574,000	70,685
Bank of Ayudhya PCL (Foreign) NVDR	421,900	252,970
Banpu PCL (Foreign)	14,600	292,406
BEC World PCL (Foreign)	135,100	96,873
*Big C Supercenter PCL (Foreign) NVDR	69,300	97,990
*C.P. ALL PCL (Foreign)	359,300	310,938
Cal-Comp Electronics (Thailand) PCL (Foreign)	471,000	43,672
*Central Plaza Hotel PCL (Foreign)	110,000	13,055
Ch. Karnchang PCL (Foreign)	273,600	44,818

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Charoen Pokphand Foods PCL (Foreign)	843,900	$404,279
Delta Electronics (Thailand) PCL (Foreign)	141,700	94,598
Dynasty Ceramic PCL (Foreign)	67,400	81,242
*Erawan Group PCL (Foreign)	670,600	44,769
*G J Steel PCL (Foreign)	7,783,600	45,708
Glow Energy PCL (Foreign)	118,000	130,382
*Golden Land Property PCL (Foreign) NVDR	104,600	10,992
Hana Microelectronics PCL (Foreign)	119,701	88,051
Hermraj Land & Development PCL (Foreign)	3,184,300	88,576
Home Product Center PCL (Foreign)	317,471	52,985
Indorama Polymers PCL (Foreign)	179,900	44,482
IRPC PCL (Foreign)	2,383,000	325,540
*Italian-Thai Development PCL (Foreign)	462,000	37,697
*Jasmine International PCL (Foreign)	184,500	2,452
Kasikornbank PCL (Foreign)	288,400	840,108
Khon Kaen Sugar Industry PCL (Foreign)	235,900	83,117
*Kiatnakin Finance PCL (Foreign)	75,000	62,007
Kim Eng Securities Thailand PCL (Foreign)	127,600	43,776
Krung Thai Bank PCL (Foreign)	1,605,300	610,267
*Krungthai Card PCL (Foreign)	68,000	20,491
L.P.N. Development PCL (Foreign) NVDR	352,000	70,716
Land & Houses PCL (Foreign) NVDR	480,700	75,028
*Loxley PCL (Foreign)	500,000	23,335
Major Cineplex Group PCL (Foreign)	167,000	44,389
*MBK Development PCL (Foreign)	37,500	86,347
Padaeng Industry PCL (Foreign) NVDR	40,900	29,580
Precious Shipping PCL (Foreign) NVDR	190,600	109,571
Preuksa Real Estate PCL (Foreign)	106,100	47,549
Property Perfect PCL (Foreign)	188,600	22,267
PTT Aromatics & Refining PCL (Foreign)	221,347	189,843
PTT Chemical PCL (Foreign)	143,000	457,441
PTT Exploration & Production PCL (Foreign)	129,400	607,906
PTT PCL (Foreign)	92,700	736,328
PTT PCL (Foreign) NVDR	38,500	305,811
Quality Houses PCL (Foreign)	1,109,700	73,397
Ratchaburi Electricity Generating Holding PCL (Foreign)	150,400	169,668
*Regional Container Lines PCL (Foreign)	148,500	57,371
Robinson Department Store PCL (Foreign)	233,400	90,893
Rojana Industrial Park PCL (Foreign)	211,000	57,062
Saha-Union PCL (Foreign)	105,000	76,588
*Sahaviriya Steel Industries PCL (Foreign)	2,001,500	96,503
Samart Corporation PCL (Foreign)	275,000	45,472
Samart I-Mobile PCL (Foreign)	620,000	33,917
Sansiri PCL (Foreign)	299,400	41,826
*Serm Suk PCL (Foreign) NVDR	81,500	72,419
*Shinawatra Satellite PCL (Foreign)	250,400	38,386
Siam Cement PCL (Foreign) NVDR (The)	34,900	284,766
Siam City Bank PCL (Foreign)	264,200	261,301
Siam City Cement PCL (Foreign)	20,700	137,552
Siam Commercial Bank PCL (Foreign)	193,000	489,136
Siam Future Development PCL (Foreign)	134,000	12,756
Siam Makro PCL (Foreign)	28,800	87,677
Sino-Thai Engineering & Construction PCL (Foreign)	369,400	59,940
*Supalai PCL (Foreign)	128,900	29,481
*Tata Steel (Thailand) PCL (Foreign)	1,392,000	75,720
Thai Oil PCL (Foreign)	183,100	265,977
*Thai Plastic & Chemicals PCL (Foreign)	120,200	66,499
*Thai Stanley Electric (Thailand) PCL (Foreign)	18,000	72,879
Thai Union Frozen Products PCL (Foreign)	126,300	148,336
Thai Vegetable Oil PCL (Foreign)	111,575	57,589
*Thanachart Capital PCL (Foreign)	247,100	173,363

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Thoresen Thai Agencies PCL (Foreign)	105,710	$77,106
*Ticon Industrial Connection PCL (Foreign)	154,200	45,038
TIPCO Foods (Thailand) PCL (Foreign)	99,600	12,991
Tisco Financial Group PCL (Foreign) NVDR	158,200	127,127
*TMB Bank PCL (Foreign)	4,173,700	174,146
*True Corp. PCL (Foreign)	707,800	59,503
*Vanachai Group PCL (Foreign)	368,000	46,860
*Vinythai PCL (Foreign)	176,100	41,909

TOTAL THAILAND		12,287,027

TURKEY — (2.7%)
Akbank T.A.S.	142,331	714,688
*Akcansa Cimento Sanayi ve Ticaret A.S.	28,265	150,565
*Akenerji Elektrik Uretim A.S.	8,639	23,343
*Akenerji Elektrik Uretim A.S. I-10 Shares	41,050	104,237
*Aksa Akrilik Kimya Sanayii A.S.	73,193	136,896
*Aksigorta A.S.	73,247	100,632
*Alarko Holding A.S.	40,057	100,103
Albaraka Turk Katilim Bankasi A.S.	26,194	50,702
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	6,048	30,129
Anadolu Anonim Turk Sigorta Sirketi A.S.	90,264	84,667
*Anadolu Cam Sanayii A.S.	43,439	64,629
Anadolu Hayat Sigorta A.S.	11,355	34,863
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	2,961	14,668
Arcelik A.S.	98,071	434,586
*Asya Katilim Bankasi A.S.	144,026	380,206
Aygaz A.S.	56,512	247,589
Bagfas Bandirma Gubre Fabrikalari A.S.	979	80,327
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	8,696	31,332
*Bati Anabolu Cimento A.S.	12,114	63,250
BIM BirlesikMagazalar A.S.	8,975	501,662
*Bolu Cimento Sanayii A.S.	27,885	38,606
*Borusan Mannesmann Boru Sanayi A.S.	2,700	30,776
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	—	26
Bursa Cimento Fabrikasi A.S.	17,774	63,292
*Cimsa Cimento Sanayi ve Ticaret A.S.	27,426	161,909
Coca-Cola Icecek A.S.	14,861	145,726
*Dogan Gazetecilik A.S.	18,577	39,818
Dogan Sirketler Grubu Holdings A.S.	425,251	317,770
*Dogan Yayin Holding A.S.	—	—
*Dogus Otomotiv Servis ve Ticaret A.S.	16,749	72,568
Enka Insaat ve Sanayi A.S.	40,822	197,067
*Eregli Demir ve Celik Fabrikalari Turk A.S.	186,825	585,513
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	1,211	74,463
Ford Otomotiv Sanayi A.S.	25,499	201,491
*Gentas Clenel Metal Sanayi ve Ticaret A.S.	22,703	23,908
*Global Yatirim Holding A.S.	111,942	62,849
*Goldas Kuyumculuk Sanayi A.S.	42,137	33,432
*Goodyear Lastikleri T.A.S.	3,540	42,119
*GSD Holding A.S.	151,807	121,179
*Gunes Sigorta A.S.	26,269	38,875
*Haci Omer Sabanci Holding A.S.	—	2
*Hurriyet Gazetecilik ve Matbaacilik A.S.	108,056	119,275
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	60,826	44,370
*Izmir Demir Celik Sanayii A.S.	23,843	39,138
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	62,083	46,484
Karton Sanayi ve Ticaret A.S.	715	54,199
*Koc Holding A.S. Series B	147,682	571,446
*Mardin Cimento Sanayii ve Ticaret A.S.	19,480	114,911
*Menderes Tekstil Sanayi ve Ticaret A.S.	—	—
*Nortel Networks Netas Telekomuenikasyon A.S.	1,578	62,870

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
TURKEY — (Continued)
Otokar Otomotive Ve Savunma Sanayi A.S.	2,922	$35,358
*Petkim Petrokimya Holding A.S.	50,925	403,529
*Pinar Sut Mamulleri Sanayii A.S.	11,295	69,114
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	23,277	54,562
*Sekerbank T.A.S.	109,958	188,946
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	58,685	112,667
*Tat Konserve Sanayii A.S.	32,639	76,276
*TAV Havalimanlari Holding A.S.	33,314	162,622
*Tekfen Holding A.S.	30,999	110,745
*Tekstil Bankasi A.S.	71,792	58,615
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	1	1
Tofas Turk Otomobil Fabrikasi A.S.	43,093	180,659
*Trakya Cam Sanayii A.S.	89,610	143,582
Tupras-Turkiye Petrol Rafinerileri A.S.	31,922	709,691
*Turcas Petrol A.S.	30,713	113,955
*Turk Demir Dokum Fabrikalari A.S.	—	1
*Turk Ekonomi Bankasi A.S.	115,142	188,874
*Turk Sise ve Cam Fabrikalari A.S.	161,623	218,994
*Turk Telekomunikasyon A.S.	18,634	69,436
Turkcell Iletisim Hizmetleri A.S. ADR	30,400	491,568
Turkiye Garanti Bankasi A.S.	305,021	1,477,684
Turkiye Halk Bankasi	34,564	273,488
Turkiye Is Bankasi A.S.	348,992	1,212,054
*Turkiye Sinai Kalkinma Bankasi A.S.	117,803	183,079
*Turkiye Vakiflar Bankasi T.A.O.	302,500	800,818
*Ulker Biskuvi Sanayi A.S.	33,575	84,756
*Vestel Elektronik Sanayi ve Ticaret A.S.	38,163	65,749
Yapi Kredi Sigorta A.S.	10,771	84,649
*Yapi ve Kredi Bankasi A.S.	119,023	340,420
*Zorlu Enerji Elektrik Uretim A.S.	32,338	71,341

TOTAL TURKEY		14,636,389

TOTAL COMMON STOCKS		480,199,618

PREFERRED STOCKS — (6.2%)
BRAZIL — (6.2%)
Banco Bradesco SA Sponsored ADR	151,800	2,826,516
*Braskem SA Preferred A Sponsored ADR	25,800	367,650
Centrais Electricas de Santa Catarina SA	9,050	183,837
Cia de Transmissao de Energia Electrica Paulista SA	6,400	171,612
Cia Vale do Rio Doce	203,454	5,474,947
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	9,913	679,140
#Companhia Energetica de Minas Gerais SA Sponsored ADR	50,050	808,308
Companhia Energetica do Ceara Coelce Series A	5,600	83,762
Companhia Paranaense de Energia-Copel Sponsored ADR	19,900	411,532
Confab Industrial SA	49,597	125,544
#Gerdau SA Sponsored ADR	168,600	2,765,040
Gol Linhas Aereas Inteligentes SA	16,700	219,720
Itau Unibanco Holding SA ADR	149,866	3,249,095
Klabin SA	163,000	509,185
Lojas Americanas SA	47,000	343,932
Marcopolo SA	38,000	179,698
Metalurgica Gerdau SA	75,200	1,479,990
*Net Servicos de Comunicacao SA	28,391	335,318
*Net Servicos de Comunicacao SA Preferred ADR	15,410	181,068
Petroleo Brasileiro SA ADR	146,315	5,551,191
Randon e Participacoes SA	42,300	235,804
Saraiva SA Livreiros Editores	3,300	74,040
Suzano Papel e Celullose SA	83,600	1,066,252
Tele Norte Leste Participacoes SA ADR	34,000	505,240
#Telecomunicacoes de Sao Paulo SA ADR	24,200	473,836
Telemar Norte Leste SA	7,800	206,414

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Tim Participacoes SA ADR	10,080	$261,979
Ultrapar Participacoes SA	22,136	1,043,604
Ultrapar Participacoes SA Sponsored ADR	2,300	108,399
*Uniao de Industrias Petroquimicas SA Series B	125,400	51,220
Usinas Siderurgicas de Minas Gerais SA Series A	114,375	3,738,038

TOTAL BRAZIL		33,711,911

TOTAL PREFERRED STOCKS		33,711,911

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Cia de Gas de Sao Paulo SA Rights 04/29/10	23	3

CHINA — (0.0%)
*HKC (Holdings), Ltd. Warrants 06/09/11	4,736	43
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	287	7
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	9,350	2,770

TOTAL CHINA		2,820

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	4,943	7,767

ISRAEL — (0.0%)
*Africa-Israel Investments, Ltd. Rights 05/05/10	1,625	795

MALAYSIA — (0.0%)
*Gamuda Berhad Rights 05/18/10	70,900	5,343

SOUTH KOREA — (0.0%)
*Huchems Fine Chemical Corp. Rights 05/07/10	623	2,754

THAILAND — (0.0%)
*Bangkokland PCL (Foreign) NVDR Warrants 05/02/13	1,772,868	6,575

TOTAL RIGHTS/WARRANTS		26,057

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $25,000 FHLMC 5.00%, 10/15/24, valued at $26,844) to be repurchased at $24,000	$24	24,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.0%)
§@DFA Short Term Investment Fund	28,249,200	28,249,200
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $4,847,417) to be repurchased at $4,752,445	$4,752	4,752,370

TOTAL SECURITIES LENDING COLLATERAL		33,001,570

TOTAL INVESTMENTS — (100.0%) (Cost $400,806,310)		$546,963,156

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (73.1%)
Consumer Discretionary — (12.3%)
*1-800-FLOWERS.COM, Inc.	600	$1,716
#Aaron’s, Inc.	1,500	33,855
#Abercrombie & Fitch Co.	400	17,492
*AC Moore Arts & Crafts, Inc.	400	1,632
Advance Auto Parts, Inc.	400	18,040
*Aeropostale, Inc.	1,075	31,218
*AFC Enterprises, Inc.	500	5,455
*AH Belo Corp.	600	5,100
*Aldila, Inc.	200	1,222
#*Amazon.com, Inc.	1,100	150,766
*American Apparel, Inc.	700	2,149
#*American Axle & Manufacturing Holdings, Inc.	1,500	16,140
American Eagle Outfitters, Inc.	2,800	47,068
*America’s Car-Mart, Inc.	400	10,132
*Amerigon, Inc.	300	2,943
#*AnnTaylor Stores Corp.	1,200	26,040
*Apollo Group, Inc. Class A	400	22,964
#Arbitron, Inc.	300	9,243
#*ArvinMeritor, Inc.	2,100	32,172
*Asbury Automotive Group, Inc.	1,000	15,550
*Atrinsic, Inc.	338	331
*Audiovox Corp. Class A	1,100	10,241
#*AutoNation, Inc.	2,700	54,540
*Autozone, Inc.	200	37,002
*Ballantyne Strong, Inc.	500	3,850
#Barnes & Noble, Inc.	1,700	37,468
*Beasley Broadcast Group, Inc.	300	1,764
bebe stores, inc.	1,700	14,008
#*Bed Bath & Beyond, Inc.	800	36,768
#Belo Corp.	3,600	31,212
Best Buy Co., Inc.	1,140	51,984
Big 5 Sporting Goods Corp.	1,100	18,645
*Big Lots, Inc.	1,500	57,300
*Biglari Holdings, Inc.	50	19,562
#*Blockbuster, Inc. Class A	1,220	454
*Blue Nile, Inc.	200	10,798
*Bluegreen Corp.	500	3,035
Blyth, Inc.	275	15,851
Bob Evans Farms, Inc.	1,000	30,930
*Bon-Ton Stores, Inc. (The)	300	5,136
Books-A-Million, Inc.	600	4,440
*BorgWarner, Inc.	1,400	60,676
Brinker International, Inc.	1,600	29,632
*Brink’s Home Security Holdings, Inc.	1,100	46,134
#*Brookfield Homes Corp.	1,400	15,694
Brown Shoe Co., Inc.	1,300	24,440
#Buckle, Inc.	500	18,090
#*Buffalo Wild Wings, Inc.	400	16,536
#*Cabela’s, Inc.	1,300	23,608
#Cablevision Systems Corp.	600	16,464
*Cache, Inc.	600	4,098
#Callaway Golf Co.	1,780	16,714
#*Career Education Corp.	1,700	49,759
*Caribou Coffee Co., Inc.	600	5,310
*CarMax, Inc.	1,400	34,398
*Carmike Cinemas, Inc.	300	5,034
Carnival Corp.	6,000	250,200
*Carriage Services, Inc.	700	3,479

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Carrols Restaurant Group, Inc.	300	$2,247
*Carter’s, Inc.	1,000	32,220
*Casual Male Retail Group, Inc.	800	3,272
#Cato Corp. Class A	900	21,375
*Cavco Industries, Inc.	200	7,834
CBS Corp.	200	3,244
CBS Corp. Class B	6,600	106,986
*CEC Entertainment, Inc.	500	19,525
#*Charming Shoppes, Inc.	600	3,390
#*Cheesecake Factory, Inc.	2,000	54,340
Chico’s FAS, Inc.	1,100	16,379
#*Children’s Place Retail Stores, Inc. (The)	300	13,746
#*Chipotle Mexican Grill, Inc.	160	21,586
#Choice Hotels International, Inc.	700	25,417
Christopher & Banks Corp.	700	6,853
#*Citi Trends, Inc.	200	6,708
CKE Restaurants, Inc.	203	2,505
#*Clear Channel Outdoor Holdings, Inc.	2,200	25,476
Coach, Inc.	500	20,875
#*Coinstar, Inc.	958	42,497
*Coldwater Creek, Inc.	2,377	16,829
#Columbia Sportswear Co.	1,000	55,540
Comcast Corp. Class A	10,200	201,348
Comcast Corp. Special Class A	6,900	130,065
#*Conn’s, Inc.	700	6,671
#Cooper Tire & Rubber Co.	1,900	40,318
#*Core-Mark Holding Co., Inc.	200	6,104
#*Corinthian Colleges, Inc.	2,500	39,050
Cracker Barrel Old Country Store, Inc.	400	19,748
*Craftmade International, Inc.	72	391
#*Crocs, Inc.	4,200	40,572
CSS Industries, Inc.	300	6,006
*Culp, Inc.	500	5,970
*Cybex International, Inc.	500	770
#Darden Restaurants, Inc.	700	31,325
#*Deckers Outdoor Corp.	200	28,116
#DeVry, Inc.	300	18,717
#*Dick’s Sporting Goods, Inc.	900	26,199
#Dillard’s, Inc.	3,200	89,856
#*DineEquity, Inc.	900	37,017
#*DIRECTV Class A	1,602	58,040
*Discovery Communications, Inc.	2,700	90,099
DISH Network Corp.	300	6,645
*Dixie Group, Inc.	400	1,960
*Dollar Tree, Inc.	400	24,288
#*Domino’s Pizza, Inc.	600	9,246
*Dorman Products, Inc.	200	5,070
#DR Horton, Inc.	2,300	33,787
*Dress Barn, Inc. (The)	1,482	41,022
*Drew Industries, Inc.	600	15,390
*DSW, Inc.	100	3,020
#*Eastman Kodak Co.	3,800	23,256
Emerson Radio Corp.	700	1,470
*Emmis Communications Corp. Class A	1,000	2,320
#*Entercom Communications Corp.	700	10,192
*Entravision Communications Corp.	2,100	6,741
Ethan Allen Interiors, Inc.	1,000	20,200
*EW Scripps Co.	2,065	22,591
*Exide Technologies	3,200	19,008
#Family Dollar Stores, Inc.	700	27,692
*Famous Dave's of America, Inc.	400	3,752

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Federal Mogul Corp.	2,600	$49,452
#Finish Line, Inc. Class A	2,300	37,053
#Foot Locker, Inc.	7,000	107,450
#*Ford Motor Co.	48,399	630,155
#*Fossil, Inc.	1,600	62,240
#*Fuel Systems Solutions, Inc.	500	15,735
#*Furniture Brands International, Inc.	2,300	19,044
#*GameStop Corp. Class A	2,600	63,206
*GameTech International, Inc.	300	615
Gannett Co., Inc.	2,600	44,252
Gap, Inc.	2,200	54,406
#*Gaylord Entertainment Co.	1,200	40,500
*Genesco, Inc.	600	19,974
Gentex Corp.	1,600	34,384
#Genuine Parts Co.	2,300	98,440
*G-III Apparel Group, Ltd.	900	25,740
*Goodyear Tire & Rubber Co.	1,300	17,459
*Gray Television, Inc.	1,900	7,125
*Great Wolf Resorts, Inc.	1,400	4,494
#*Group 1 Automotive, Inc.	500	15,525
#Guess?, Inc.	300	13,761
*Gymboree Corp.	500	24,565
H&R Block, Inc.	1,300	23,803
*Hanesbrands, Inc.	700	19,929
#Harley-Davidson, Inc.	1,300	43,979
*Harman International Industries, Inc.	200	7,896
#Harte-Hanks, Inc.	1,200	17,280
Hasbro, Inc.	600	23,016
*Hawk Corp.	440	10,182
*Helen of Troy, Ltd.	709	19,150
Hillenbrand, Inc.	1,000	24,580
*Hollywood Media Corp.	900	1,062
Home Depot, Inc.	6,500	229,125
Hooker Furniture Corp.	200	3,152
#*Hovnanian Enterprises, Inc.	1,700	12,087
#*Iconix Brand Group, Inc.	3,200	55,232
Interactive Data Corp.	2,100	70,287
International Speedway Corp.	1,100	33,616
#*Interpublic Group of Cos., Inc. (The)	7,100	63,261
*Interval Leisure Group, Inc.	900	13,311
*iRobot Corp.	900	18,162
#*ITT Educational Services, Inc.	200	20,226
*J. Alexander’s Corp.	150	684
#J.C. Penney Co., Inc.	1,600	46,672
*Jack in the Box, Inc.	2,000	47,040
#*Jackson Hewitt Tax Service, Inc.	900	1,521
#*JAKKS Pacific, Inc.	1,000	15,290
*Jo-Ann Stores, Inc.	700	30,884
Johnson Controls, Inc.	3,300	110,847
*Johnson Outdoors, Inc.	300	3,813
Jones Apparel Group, Inc.	200	4,352
#*Jos. A. Bank Clothiers, Inc.	800	48,688
*Journal Communications, Inc.	2,100	11,907
#*K12, Inc.	300	7,101
#KB Home	2,000	37,060
*Kenneth Cole Productions, Inc. Class A	500	6,230
#*Knology, Inc.	400	5,252
*Kohl’s Corp.	1,100	60,489
*Kona Grill, Inc.	280	1,182
*Krispy Kreme Doughnuts, Inc.	600	2,220
KSW, Inc.	300	1,089

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*K-Swiss, Inc. Class A	500	$6,220
*Lakeland Industries, Inc.	200	1,760
#*Lamar Advertising Co.	300	11,166
—*Lazare Kaplan International, Inc.	300	750
*La-Z-Boy, Inc.	800	10,432
*Leapfrog Enterprises, Inc.	1,700	11,628
*Learning Tree International, Inc.	500	7,905
*Lee Enterprises, Inc.	2,000	7,560
#Leggett & Platt, Inc.	4,600	112,838
#Lennar Corp. Class A	2,500	49,750
Lennar Corp. Class B Voting	240	3,960
*Libbey, Inc.	600	8,940
#*Liberty Global, Inc. Class A	2,000	54,820
#*Liberty Global, Inc. Series C	1,600	43,328
*Liberty Media Corp. Capital Series A	4,600	203,642
*Liberty Media Corp. Interactive Class A	18,000	276,660
*Liberty Media-Starz Corp. Series A	820	45,420
#*Life Time Fitness, Inc.	400	14,704
#*Lifetime Brands, Inc.	500	7,250
Limited Brands, Inc.	3,700	99,160
*LIN TV Corp.	800	5,784
#*Lincoln Educational Services Corp.	800	19,968
*Lithia Motors, Inc.	400	3,192
#*Live Nation Entertainment, Inc.	2,100	32,949
*LKQ Corp.	2,000	42,120
#*LodgeNet Interactive Corp.	400	2,640
Lowe’s Cos., Inc.	12,000	325,440
*Luby’s, Inc.	1,000	4,080
*M/I Homes, Inc.	500	7,800
#Macy’s, Inc.	6,200	143,840
*Madison Square Garden, Inc.	150	3,112
*Maidenform Brands, Inc.	500	11,410
Marcus Corp.	900	11,565
#*Marine Products Corp.	1,100	7,810
#Marriott International, Inc. Class A	606	22,277
#*Martha Stewart Living Omnimedia, Inc.	1,300	8,684
Mattel, Inc.	1,700	39,185
#Matthews International Corp. Class A	900	31,500
*McClatchy Co. (The)	2,700	14,715
McDonald’s Corp.	2,200	155,298
McGraw-Hill Cos., Inc.	300	10,116
MDC Holdings, Inc.	1,700	65,110
*Media General, Inc.	1,100	13,915
*Mediacom Communications Corp.	900	5,958
#Men’s Wearhouse, Inc. (The)	1,800	42,534
#Meredith Corp.	900	32,337
#*Meritage Homes Corp.	1,200	28,536
*Midas, Inc.	200	2,302
#*Modine Manufacturing Co.	1,700	23,817
#*Mohawk Industries, Inc.	1,580	100,709
Monro Muffler Brake, Inc.	650	23,309
*Morgans Hotel Group Co.	500	4,235
#*Morningstar, Inc.	540	25,385
#*Movado Group, Inc.	600	7,446
*Nathan’s Famous, Inc.	200	3,136
#*Netflix, Inc.	400	39,508
*New York & Co., Inc.	500	3,070
*New York Times Co. Class A (The)	5,000	49,600
Newell Rubbermaid, Inc.	4,200	71,694
News Corp. Class A	12,600	194,292
News Corp. Class B	7,560	134,492

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
NIKE, Inc. Class B	700	$53,137
#Nordstrom, Inc.	500	20,665
#Nutri/System, Inc.	200	3,866
*O’Charley’s, Inc.	900	8,595
*Office Depot, Inc.	11,700	80,262
*OfficeMax, Inc.	700	13,300
Omnicom Group, Inc.	800	34,128
*Orbitz Worldwide, Inc.	400	2,636
*O’Reilly Automotive, Inc.	2,500	122,225
*Orleans Homebuilders, Inc.	500	105
*Outdoor Channel Holdings, Inc.	1,000	6,910
#*Overstock.com, Inc.	300	5,550
#Oxford Industries, Inc.	600	12,954
#*P.F. Chang’s China Bistro, Inc.	800	34,912
#*Pacific Sunwear of California, Inc.	1,900	9,614
*Palm Harbor Homes, Inc.	700	2,030
#*Panera Bread Co.	500	38,970
#*Papa John’s International, Inc.	500	13,700
#*Peet’s Coffee & Tea, Inc.	400	15,848
#*Penske Automotive Group, Inc.	2,600	38,948
*Perry Ellis International, Inc.	400	9,652
PetSmart, Inc.	700	23,149
Phillips-Van Heusen Corp.	1,300	81,913
*Pier 1 Imports, Inc.	1,400	11,592
#Polaris Industries, Inc.	301	17,810
#Polo Ralph Lauren Corp.	300	26,970
*Premier Exhibitions, Inc.	300	423
#*Pre-Paid Legal Services, Inc.	268	11,918
#*Priceline.com, Inc.	200	52,410
#Primedia, Inc.	1,600	5,584
*Princeton Review, Inc.	800	2,504
*Pulte Group, Inc.	5,960	78,016
*Quiksilver, Inc.	6,400	34,112
*Radio One, Inc.	600	3,024
RadioShack Corp.	3,000	64,650
*RC2 Corp.	500	9,185
*RCN Corp.	800	11,744
*Red Lion Hotels Corp.	600	4,584
#*Red Robin Gourmet Burgers, Inc.	700	17,087
#Regis Corp.	2,200	42,064
*Rent-A-Center, Inc.	2,300	59,386
*Rentrak Corp.	200	4,376
RG Barry Corp.	300	3,087
#Ross Stores, Inc.	500	28,000
#*Royal Caribbean Cruises, Ltd.	1,100	39,424
*Rubio’s Restaurants, Inc.	200	1,610
#*Ruby Tuesday, Inc.	1,500	16,785
*Ruth’s Hospitality Group, Inc.	1,295	7,032
#Ryland Group, Inc.	200	4,556
*Saga Communications, Inc.	100	2,755
#*Saks, Inc.	800	7,800
*Salem Communications Corp.	400	1,820
*Sally Beauty Holdings, Inc.	2,700	25,785
Scripps Networks Interactive, Inc.	800	36,272
#*Sears Holdings Corp.	900	108,855
Service Corp. International	13,400	120,332
#Sherwin-Williams Co.	600	46,842
*Shiloh Industries, Inc.	700	5,691
*Shutterfly, Inc.	300	7,059
#*Sinclair Broadcast Group, Inc. Class A	1,900	13,091
*Skechers U.S.A., Inc. Class A	700	26,845

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Skyline Corp.	400	$9,324
*Smith & Wesson Holding Corp.	400	1,780
Snap-On, Inc.	1,600	77,088
*Sonic Automotive, Inc.	1,600	17,088
*Sonic Corp.	1,000	11,710
#Sotheby’s Class A	1,600	53,440
*Spanish Broadcasting System, Inc.	1,000	1,710
Spartan Motors, Inc.	1,100	6,787
Speedway Motorsports, Inc.	1,500	24,375
Stage Stores, Inc.	900	13,725
Standard Motor Products, Inc.	402	4,285
*Standard Pacific Corp.	4,600	29,486
*Stanley Black & Decker, Inc.	2,247	139,651
#Staples, Inc.	2,120	49,884
*Starbucks Corp.	700	18,186
#Starwood Hotels & Resorts Worldwide, Inc.	700	38,157
*Stein Mart, Inc.	1,800	17,064
*Steven Madden, Ltd.	500	28,980
Stewart Enterprises, Inc.	2,000	13,560
#Sturm Ruger & Co., Inc.	500	8,345
#Superior Industries International, Inc.	800	13,488
#Systemax, Inc.	988	22,951
*Tandy Brands Accessories, Inc.	100	404
*Tandy Leather Factory, Inc.	300	1,362
Target Corp.	3,000	170,610
*Tempur-Pedic International, Inc.	700	23,590
*Tenneco, Inc.	1,300	33,501
#*Texas Roadhouse, Inc.	2,200	32,516
Thor Industries, Inc.	900	32,139
Tiffany & Co.	600	29,088
*Timberland Co. Class A	1,000	21,500
Time Warner Cable, Inc.	3,380	190,125
Time Warner, Inc.	13,666	452,071
#TJX Cos., Inc. (The)	900	41,706
*Toll Brothers, Inc.	2,600	58,682
#Tractor Supply Co.	700	47,019
#*True Religion Apparel, Inc.	700	21,875
*TRW Automotive Holdings Corp.	5,300	170,713
*Tuesday Morning Corp.	600	3,390
Tupperware Corp.	600	30,642
#*Under Armour, Inc. Class A	300	10,125
*Unifi, Inc.	2,000	7,660
UniFirst Corp.	440	21,503
*Universal Electronics, Inc.	500	10,610
*Universal Technical Institute, Inc.	500	11,980
#*Urban Outfitters, Inc.	1,000	37,510
V.F. Corp.	1,480	127,902
#*Vail Resorts, Inc.	1,000	45,640
*Valassis Communications, Inc.	600	19,614
#*Viacom, Inc. Class A	200	7,802
*Viacom, Inc. Class B	1,600	56,528
#*Volcom, Inc.	300	7,152
Walt Disney Co. (The)	23,047	849,051
*Warnaco Group, Inc.	1,300	62,192
*Warner Music Group Corp.	400	2,740
#Weight Watchers International, Inc.	400	10,628
Wendy’s/Arby’s Group, Inc.	3,425	18,187
*Wet Seal, Inc. (The)	4,000	18,920
#Whirlpool Corp.	2,400	261,288
Wiley (John) & Sons, Inc. Class A	940	39,734
*Williams Controls, Inc.	200	1,830

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Williams-Sonoma, Inc.	2,500	$72,000
*Winnebago Industries, Inc.	500	8,315
Wolverine World Wide, Inc.	900	27,549
World Wrestling Entertainment, Inc.	700	12,775
#Wyndham Worldwide Corp.	5,000	134,050
Yum! Brands, Inc.	800	33,936
#*Zale Corp.	200	652
#*Zumiez, Inc.	996	18,486

Total Consumer Discretionary		13,961,858

Consumer Staples — (4.7%)
#Alberto-Culver Co.	2,200	63,360
Alico, Inc.	200	5,336
Andersons, Inc. (The)	700	25,298
Archer-Daniels-Midland Co.	5,900	164,846
#Avon Products, Inc.	900	29,097
*BJ’s Wholesale Club, Inc.	2,000	76,560
#Calavo Growers, Inc.	300	5,202
Cal-Maine Foods, Inc.	600	20,028
Campbell Soup Co.	800	28,688
Casey’s General Stores, Inc.	1,800	69,534
*Central Garden & Pet Co.	500	5,615
*Chiquita Brands International, Inc.	1,600	24,064
Church & Dwight Co., Inc.	600	41,550
Clorox Co.	500	32,350
Coca-Cola Co. (The)	4,400	235,180
Coca-Cola Enterprises, Inc.	1,080	29,948
Colgate-Palmolive Co.	900	75,690
#ConAgra, Inc.	2,800	68,516
Corn Products International, Inc.	2,800	100,800
Costco Wholesale Corp.	1,300	76,804
*Darling International, Inc.	1,800	17,082
*Dean Foods Co.	2,480	38,936
Del Monte Foods Co.	7,400	110,556
#Diamond Foods, Inc.	500	21,355
#*Elizabeth Arden, Inc.	1,200	21,852
*Energizer Holdings, Inc.	500	30,550
Estee Lauder Cos., Inc.	400	26,368
Farmer Brothers Co.	500	9,355
#Flowers Foods, Inc.	1,700	44,812
General Mills, Inc.	1,000	71,180
#*Great Atlantic & Pacific Tea Co.	1,400	11,270
#*Green Mountain Coffee, Inc.	600	43,596
H.J. Heinz Co.	600	28,122
#*Hain Celestial Group, Inc.	1,300	25,714
#Hershey Co. (The)	600	28,206
Hormel Foods Corp.	2,500	101,900
*HQ Sustainable Maritime Industries, Inc.	200	1,138
Ingles Markets, Inc.	300	4,809
Inter Parfums, Inc.	750	12,960
J & J Snack Foods Corp.	600	27,954
J.M. Smucker Co.	1,720	105,040
*John B. Sanfilippo & Son, Inc.	200	3,006
Kellogg Co.	700	38,458
Kimberly-Clark Corp.	900	55,134
Kraft Foods, Inc.	17,503	518,089
Kroger Co. (The)	1,900	42,237
Lancaster Colony Corp.	500	27,485
Lance, Inc.	1,000	23,180
*Lifeway Foods, Inc.	200	2,204
McCormick & Co., Inc. Non-Voting	500	19,785

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Medifast, Inc.	100	$3,192
#Nash-Finch Co.	400	14,008
National Beverage Corp.	700	8,120
*Omega Protein Corp.	700	3,745
*Overhill Farms, Inc.	400	2,424
*Pantry, Inc.	800	12,656
PepsiCo, Inc.	3,678	239,879
*Pilgrim’s Pride Corp.	1,380	16,091
PriceSmart, Inc.	900	22,392
Procter & Gamble Co.	13,300	826,728
*Ralcorp Holdings, Inc.	800	53,240
*Reddy Ice Holdings, Inc.	800	3,392
Rocky Mountain Chocolate Factory, Inc.	200	1,904
#Ruddick Corp.	1,800	63,612
Safeway, Inc.	3,600	84,960
Sanderson Farms, Inc.	600	34,002
Sara Lee Corp.	3,400	48,348
#*Smithfield Foods, Inc.	4,000	74,960
Spartan Stores, Inc.	700	10,563
#SUPERVALU, Inc.	3,800	56,620
#Sysco Corp.	1,300	41,002
Tasty Baking Co.	300	2,253
#Tootsie Roll Industries, Inc.	1,311	34,873
Tyson Foods, Inc. Class A	6,500	127,335
*United Natural Foods, Inc.	1,200	36,828
Wal-Mart Stores, Inc.	11,000	590,150
WD-40 Co.	400	14,092
Weis Markets, Inc.	788	29,377
*Whole Foods Market, Inc.	3,600	140,472

Total Consumer Staples		5,288,017

Energy — (9.1%)
#*Allis-Chalmers Energy, Inc.	3,400	13,702
Alon USA Energy, Inc.	2,200	16,082
*Alpha Natural Resources, Inc.	2,367	111,438
Anadarko Petroleum Corp.	4,100	254,856
Apache Corp.	2,969	302,125
Arch Coal, Inc.	1,500	40,500
*Arena Resources, Inc.	320	11,818
*Atlas Energy, Inc.	1,200	43,296
*ATP Oil & Gas Corp.	1,900	34,694
*Atwood Oceanics, Inc.	600	21,846
#*Baker Hughes, Inc.	2,161	107,550
#*Basic Energy Services, Inc.	800	8,168
#Berry Petroleum Corp. Class A	1,000	32,370
#*Bill Barrett Corp.	1,900	64,752
*BioFuel Energy Corp.	1,200	3,144
#*Brigham Exploration Co.	1,900	37,069
*Bristow Group, Inc.	700	27,097
*Bronco Drilling Co., Inc.	500	2,390
#Cabot Oil & Gas Corp.	1,800	65,034
*Cameron International Corp.	756	29,832
CARBO Ceramics, Inc.	600	43,950
#*Carrizo Oil & Gas, Inc.	900	19,746
#*Cheniere Energy, Inc.	900	3,735
Chesapeake Energy Corp.	5,100	121,380
Chevron Corp.	19,500	1,588,080
Cimarex Energy Co.	2,700	183,816
*Clayton Williams Energy, Inc.	300	13,938
*Clean Energy Fuels Corp.	1,400	24,668
*CNX Gas Corp.	700	26,789

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Complete Production Services, Inc.	2,100	$31,689
*Comstock Resources, Inc.	1,300	41,678
ConocoPhillips	13,100	775,389
Consol Energy, Inc.	600	26,808
*Contango Oil & Gas Co.	300	16,470
*Crosstex Energy, Inc.	2,200	19,866
*CVR Energy, Inc.	3,300	28,017
*Dawson Geophysical Co.	200	5,858
#*Delta Petroleum Corp.	1,000	1,540
#*Denbury Resources, Inc.	2,407	46,094
#Devon Energy Corp.	3,400	228,922
#Diamond Offshore Drilling, Inc.	300	23,730
*Dresser-Rand Group, Inc.	1,100	38,808
*Dril-Quip, Inc.	700	40,551
El Paso Corp.	3,600	43,560
*Energy Partners, Ltd.	62	848
*ENGlobal Corp.	400	1,420
#EOG Resources, Inc.	1,402	157,192
*Evolution Petroleum Corp.	1,000	5,980
Exxon Mobil Corp.	13,700	929,545
*FMC Technologies, Inc.	600	40,614
#*Forest Oil Corp.	1,900	55,670
#Frontier Oil Corp.	400	6,080
*FX Energy, Inc.	300	1,293
*Geokinetics, Inc.	100	874
#*Global Industries, Ltd.	3,500	23,450
#*GMX Resources, Inc.	400	3,204
#*Goodrich Petroleum Corp.	400	6,772
Gulf Island Fabrication, Inc.	520	12,464
*Gulfmark Offshore, Inc.	1,100	37,917
#*Gulfport Energy Corp.	1,200	15,000
Halliburton Co.	1,600	49,040
*Harvest Natural Resources, Inc.	1,300	11,479
*Helix Energy Solutions Group, Inc.	4,000	58,320
Helmerich & Payne, Inc.	1,600	64,992
*Hercules Offshore, Inc.	700	2,772
Hess Corp.	2,980	189,379
*HKN, Inc.	400	1,232
Holly Corp.	700	18,900
#*Hornbeck Offshore Services, Inc.	1,000	24,470
*International Coal Group, Inc.	500	2,635
*ION Geophysical Corp.	5,700	34,257
Lufkin Industries, Inc.	400	34,052
Marathon Oil Corp.	6,200	199,330
*Mariner Energy, Inc.	2,500	59,700
Massey Energy Co.	1,800	65,934
*Matrix Service Co.	500	5,315
*McMoran Exploration Co.	1,200	14,328
*Mitcham Industries, Inc.	300	2,193
Murphy Oil Corp.	1,941	116,751
*Nabors Industries, Ltd.	300	6,471
National-Oilwell, Inc.	5,200	228,956
*Natural Gas Services Group, Inc.	600	10,758
#*Newfield Exploration Co.	2,300	133,837
*Newpark Resources, Inc.	4,300	28,724
Noble Energy, Inc.	2,100	160,440
*Northern Oil & Gas, Inc.	201	3,268
Occidental Petroleum Corp.	4,400	390,104
*Oceaneering International, Inc.	200	13,100
#*Oil States International, Inc.	1,500	72,465
*OMNI Energy Services Corp.	500	1,660

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#Overseas Shipholding Group, Inc.	1,300	$65,078
*OYO Geospace Corp.	200	9,940
#*Pacific Ethanol, Inc.	200	214
Panhandle Oil & Gas, Inc.	200	4,992
*Parker Drilling Co.	4,500	24,885
#*Patriot Coal Corp.	580	11,420
#Patterson-UTI Energy, Inc.	5,900	90,211
Peabody Energy Corp.	900	42,048
#Penn Virginia Corp.	1,900	48,469
*Petrohawk Energy Corp.	1,700	36,703
*Petroleum Development Corp.	700	16,387
#*PetroQuest Energy, Inc.	2,200	13,002
*PHI, Inc. Non-Voting	400	8,316
*Pioneer Drilling Co.	1,900	13,946
#Pioneer Natural Resources Co.	3,000	192,390
*Plains Exploration & Production Co.	2,100	61,551
*Pride International, Inc.	4,104	124,474
*Quicksilver Resources, Inc.	1,800	24,966
Range Resources Corp.	600	28,656
#*Rex Energy Corp.	2,000	26,600
#*Rosetta Resources, Inc.	2,700	67,230
*Rowan Cos., Inc.	2,000	59,600
#*SandRidge Energy, Inc.	500	3,755
*SEACOR Holdings, Inc.	800	67,336
*Seahawk Drilling, Inc.	360	5,998
Smith International, Inc.	1,432	68,392
Southern Union Co.	1,300	33,969
*Southwestern Energy Co.	600	23,808
Spectra Energy Corp.	1,200	28,008
St. Mary Land & Exploration Co.	1,200	48,288
*Stone Energy Corp.	1,546	25,200
#*SulphCo, Inc.	700	268
Sunoco, Inc.	1,700	55,726
*Superior Energy Services, Inc.	2,300	62,238
*Superior Well Services, Inc.	1,400	20,300
*Swift Energy Corp	900	32,562
*T-3 Energy Services, Inc	600	17,850
#Tesoro Petroleum Corp.	3,400	44,710
#*Tetra Technologies, Inc.	3,500	43,015
*TGC Industries, Inc.	579	2,384
Tidewater, Inc.	1,900	101,859
#*Toreador Resources Corp.	572	5,188
*Trico Marine Services, Inc.	500	1,640
*Tri-Valley Corp.	300	354
*Union Drilling, Inc.	800	5,304
*Unit Corp.	1,100	52,547
*USEC, Inc.	2,500	15,000
VAALCO Energy, Inc.	1,900	10,659
Valero Energy Corp.	5,600	116,424
*Venoco, Inc.	1,000	14,900
W&T Offshore, Inc.	2,200	20,834
*Warren Resources, Inc.	1,500	5,370
*Westmoreland Coal Co.	200	2,812
*Whiting Petroleum Corp.	1,500	135,495
Williams Cos., Inc. (The)	1,300	30,693
#World Fuel Services Corp.	1,800	51,174
XTO Energy, Inc.	6,425	305,316

Total Energy		10,356,484

Financials — (15.1%)
21st Century Holding Co.	200	730

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Abington Bancorp, Inc.	800	$7,608
Advance America Cash Advance Centers, Inc.	1,700	9,724
*Advanta Corp. Class A	240	7
#*Affiliated Managers Group, Inc.	700	58,926
*Affirmative Insurance Holdings, Inc.	200	924
*Allegheny Corp.	212	62,998
Allstate Corp. (The)	5,200	169,884
*Altisource Portfolio Solutions SA	1,161	28,050
—#*Amcore Financial, Inc.	514	406
American Capital, Ltd.	6,128	37,626
American Equity Investment Life Holding Co.	1,700	17,884
American Express Co.	2,700	124,524
American Financial Group, Inc.	2,700	79,461
American National Insurance Co.	100	11,016
#*AmeriCredit Corp.	3,800	90,972
Ameriprise Financial, Inc.	1,000	46,360
*AMERISAFE, Inc.	500	8,550
*AmeriServe Financial, Inc.	560	1,254
AON Corp.	1,500	63,690
*Arch Capital Group, Ltd.	426	32,197
*Asset Acceptance Capital Corp.	1,000	7,360
Associated Banc-Corp.	3,800	55,214
Asta Funding, Inc.	300	2,319
#Astoria Financial Corp.	2,600	41,964
#*Atlantic Coast Federal Corp.	150	412
#*B of I Holding, Inc.	218	3,843
BancFirst Corp.	497	21,938
*Bancorp, Inc.	400	3,548
BancorpSouth, Inc.	2,400	53,136
#Bank of America Corp.	52,133	929,531
Bank of Hawaii Corp.	900	47,592
Bank of New York Mellon Corp. (The)	9,400	292,622
#Bank of the Ozarks, Inc.	400	15,388
BankFinancial Corp.	800	7,728
#Banner Corp.	500	2,835
#BB&T Corp.	6,900	229,356
Berkshire Hills Bancorp, Inc.	400	8,400
BGC Partners, Inc. Class A	900	5,868
#BlackRock, Inc.	200	36,800
#BOK Financial Corp.	949	51,654
#Boston Private Financial Holdings, Inc.	3,200	25,376
Brookline Bancorp, Inc.	2,000	21,980
Brooklyn Federal Bancorp, Inc.	100	750
Brown & Brown, Inc.	3,200	64,448
Calamos Asset Management, Inc.	200	2,490
Camden National Corp.	200	7,146
Capital City Bank Group, Inc.	600	10,554
Capital One Financial Corp.	4,900	212,709
Capitol Federal Financial	500	18,845
Cardinal Financial Corp.	700	7,665
*Cardtronics, Inc.	400	5,576
Cash America International, Inc.	1,000	37,060
#Cathay General Bancorp.	1,600	19,792
*CB Richard Ellis Group, Inc.	1,100	19,052
Center Bancorp, Inc.	448	3,727
#Charles Schwab Corp. (The)	1,920	37,037
#Chemical Financial Corp.	800	18,960
Chubb Corp.	3,412	180,392
Cincinnati Financial Corp.	3,560	101,104
*Citigroup, Inc.	70,100	306,337
Citizens Community Bancorp, Inc.	300	1,275

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Citizens Republic Bancorp, Inc.	1,600	$2,000
#*Citizens, Inc.	1,100	7,711
#City Holding Co.	600	21,024
City National Corp.	2,200	137,016
CME Group, Inc.	400	131,364
#*CNA Financial Corp.	6,800	191,216
*CNA Surety Corp.	1,700	28,509
#CoBiz Financial, Inc.	800	5,712
Cohen & Steers, Inc.	200	5,414
#Columbia Banking System, Inc.	600	13,488
#Comerica, Inc.	2,740	115,080
#Commerce Bancshares, Inc.	1,273	52,728
#Community Trust Bancorp, Inc.	500	15,010
Consolidated-Tokoma Land Co.	200	6,836
*Consumer Portfolio Services, Inc.	600	1,104
#Cullen Frost Bankers, Inc.	920	54,611
#CVB Financial Corp.	4,960	54,610
Delphi Financial Group, Inc. Class A	1,500	41,250
Dime Community Bancshares, Inc.	1,100	14,025
Discover Financial Services	13,800	213,348
#*Dollar Financial Corp.	600	14,046
Donegal Group, Inc. Class A	700	10,101
*E*TRADE Financial Corp.	19,500	32,760
East West Bancorp, Inc.	1,935	37,907
#Eaton Vance Corp.	400	14,096
#Employers Holdings, Inc.	1,800	29,664
#*Encore Capital Group, Inc.	900	20,709
#Endurance Specialty Holdings, Ltd.	2,900	106,865
Enterprise Financial Services Corp.	428	4,498
Erie Indemnity Co.	900	41,679
Everest Re Group, Ltd.	600	45,990
*EzCorp, Inc.	2,100	43,491
#F.N.B. Corp.	2,768	25,798
FBL Financial Group, Inc. Class A	1,100	28,424
#Federated Investors, Inc.	700	16,884
Fidelity National Financial, Inc.	5,500	83,490
Fifth Third Bancorp.	6,006	89,549
*First Acceptance Corp.	1,000	1,990
First American Corp.	2,600	89,882
First Bancorp.	600	9,786
First Busey Corp.	1,600	8,080
*First Cash Financial Services, Inc.	844	18,619
First Commonwealth Financial Corp.	2,400	15,720
First Community Bancshares, Inc.	400	6,660
First Financial Bancorp.	2,700	51,597
First Financial Bankshares, Inc.	600	32,088
First Financial Corp.	500	14,575
First Financial Holdings, Inc.	400	5,648
#*First Horizon National Corp.	204	2,887
*First Marblehead Corp. (The)	2,100	7,371
First Mercury Financial Corp.	600	7,866
First Midwest Bancorp, Inc.	1,400	21,280
First Niagara Financial Group, Inc.	4,344	60,382
#*First State Bancorporation.	400	292
*FirstCity Financial Corp.	400	2,916
FirstMerit Corp.	3,239	76,116
Flagstone Reinsurance Holdings, Ltd.	2,200	24,530
Flushing Financial Corp.	700	9,527
#FNB United Corp.	395	699
*Forestar Group, Inc.	500	11,270
Franklin Resources, Inc.	500	57,820

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Frontier Financial Corp.	140	$500
Fulton Financial Corp.	7,240	76,020
Gallagher (Arthur J.) & Co.	1,800	47,286
GAMCO Investors, Inc.	160	7,362
*Genworth Financial, Inc.	2,200	36,344
German American Bancorp, Inc.	482	7,669
GFI Group, Inc.	800	5,520
Glacier Bancorp, Inc.	1,700	31,433
Goldman Sachs Group, Inc. (The)	3,640	528,528
Great Southern Bancorp, Inc.	500	12,195
#*Greene Bancshares, Inc.	403	5,094
Greenhill & Co., Inc.	200	17,578
*Guaranty Bancorp	315	495
*Hallmark Financial Services, Inc.	800	9,368
#Hampton Roads Bankshares, Inc.	322	931
Hancock Holding Co.	1,100	44,968
Hanover Insurance Group, Inc.	1,900	85,595
Harleysville Group, Inc.	949	30,387
Hartford Financial Services Group, Inc.	3,838	109,652
HCC Insurance Holdings, Inc.	2,600	70,694
*Heritage Commerce Corp.	600	3,312
Heritage Financial Group.	137	1,717
Home Federal Bancorp, Inc.	615	9,797
Horace Mann Educators Corp.	1,500	25,815
#*Horizon Financial Corp.	400	7
Hudson City Bancorp, Inc.	7,200	95,760
#Huntington Bancshares, Inc.	26,880	181,978
IBERIABANK Corp.	700	43,148
Independent Bank Corp.	618	16,031
Integra Bank Corp.	400	496
*International Assets Holding Corp.	500	8,085
International Bancshares Corp.	1,400	33,838
#*Intervest Bancshares Corp.	200	1,250
*Investment Technology Group, Inc.	1,400	24,318
*Investors Bancorp, Inc.	3,825	53,206
Janus Capital Group, Inc.	2,400	33,792
#Jefferies Group, Inc.	1,900	51,718
#Jones Lang LaSalle, Inc.	400	31,552
JPMorgan Chase & Co.	36,609	1,558,811
#*KBW, Inc.	100	2,995
Kearny Financial Corp.	2,300	23,529
KeyCorp.	15,000	135,300
K-Fed Bancorp	400	4,004
Lakeland Bancorp, Inc.	800	8,400
Lakeland Financial Corp.	508	10,597
Legacy Bancorp, Inc.	300	2,811
#Legg Mason, Inc.	1,927	61,067
*Leucadia National Corp.	1,800	45,558
Lincoln National Corp.	4,300	131,537
LNB Bancorp, Inc.	200	1,098
#M&T Bank Corp.	1,600	139,760
MainSource Financial Group, Inc.	700	5,663
#*Markel Corp.	200	76,568
#MarketAxess Holdings, Inc.	1,096	17,229
*Marlin Business Services Corp.	400	4,604
Marsh & McLennan Cos., Inc.	2,800	67,816
Marshall & Ilsley Corp.	4,800	43,680
#*Maui Land & Pineapple Co., Inc.	240	1,207
#MB Financial, Inc.	1,200	29,400
*MBIA, Inc.	1,200	11,496
*MCG Capital Corp.	2,900	19,227

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Meadowbrook Insurance Group, Inc.	1,400	$11,060
Medallion Financial Corp.	600	4,800
Mercer Insurance Group, Inc.	300	5,505
Mercury General Corp.	1,600	71,984
MetLife, Inc.	6,648	303,016
#*MF Global Holdings, Ltd.	700	6,454
#*Midwest Banc Holdings, Inc.	500	215
#Montpelier Re Holdings, Ltd.	400	6,640
#Moody’s Corp.	600	14,832
Morgan Stanley.	13,180	398,300
*MSCI, Inc.	500	17,325
#*Nara Bancorp, Inc.	900	8,100
*NASDAQ OMX Group, Inc. (The)	2,100	44,100
National Interstate Corp.	500	10,445
#National Penn Bancshares, Inc.	2,248	16,455
*Navigators Group, Inc.	600	24,078
NBT Bancorp, Inc.	1,100	26,917
Nelnet, Inc. Class A	1,000	19,960
New England Bancshares, Inc.	200	1,680
New Westfield Financial, Inc.	1,200	10,920
#New York Community Bancorp, Inc.	6,800	111,996
NewAlliance Bancshares, Inc.	4,900	63,847
Northeast Community Bancorp, Inc.	500	3,055
Northern Trust Corp.	700	38,486
Northwest Bancshares, Inc.	3,600	44,964
NYMAGIC, Inc.	200	4,440
NYSE Euronext, Inc.	4,100	133,783
OceanFirst Financial Corp.	200	2,572
#*Ocwen Financial Corp.	3,500	40,425
Old National Bancorp	2,100	28,161
Old Republic International Corp.	7,100	106,571
#Old Second Bancorp, Inc.	400	2,288
OneBeacon Insurance Group, Ltd.	1,200	19,464
*optionsXpress Holdings, Inc.	900	15,975
Oriental Financial Group, Inc.	200	3,344
#*Pacific Mercantile Bancorp.	400	1,996
#PacWest Bancorp.	900	21,609
#Park National Corp.	440	30,140
PartnerRe, Ltd.	600	46,548
Peoples Bancorp, Inc.	400	6,936
People’s United Financial, Inc.	9,400	145,982
#*PHH Corp.	200	4,538
#*Phoenix Cos., Inc. (The)	800	2,584
#*PICO Holdings, Inc.	700	24,885
#*Pinnacle Financial Partners, Inc.	500	7,640
*PMA Capital Corp.	900	6,183
#*PMI Group, Inc. (The)	600	3,126
#PNC Financial Services Group, Inc.	5,401	363,001
#*Portfolio Recovery Associates, Inc.	500	33,235
PrivateBancorp, Inc.	700	10,024
*ProAssurance Corp.	1,300	79,235
Progressive Corp.	2,500	50,225
#Prosperity Bancshares, Inc.	1,400	54,908
Protective Life Corp.	2,900	69,803
#Provident Financial Services, Inc.	2,100	27,678
Provident New York Bancorp	1,700	17,459
Prudential Financial, Inc.	4,500	286,020
QC Holdings, Inc.	500	2,595
Radian Group, Inc.	200	2,838
#Raymond James Financial, Inc.	2,140	65,570
#Regions Financial Corp.	16,700	147,628

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Reinsurance Group of America, Inc.	1,825	$94,225
RenaissanceRe Holdings, Ltd.	620	34,689
#Renasant Corp.	700	11,571
Resource America, Inc.	500	2,955
Rewards Network, Inc.	366	4,765
*Riverview Bancorp, Inc.	500	1,775
#RLI Corp.	860	49,880
Rockville Financial, Inc.	600	7,236
*Rodman & Renshaw Capital Group, Inc.	900	3,888
Rome Bancorp, Inc.	300	2,580
#S&T Bancorp, Inc.	1,200	28,860
#S.Y. Bancorp, Inc.	500	11,870
Safety Insurance Group, Inc.	500	18,645
Sanders Morris Harris Group, Inc.	700	4,179
#Sandy Spring Bancorp, Inc.	500	8,725
Seabright Insurance Holdings	600	6,528
SEI Investments Co.	600	13,476
Selective Insurance Group, Inc.	1,800	30,078
#Sierra Bancorp	286	3,569
#Simmons First National Corp.	700	19,656
South Financial Group, Inc.	2,400	1,848
*Southern Community Financial Corp.	501	1,383
Southside Bancshares, Inc.	463	9,993
Southwest Bancorp, Inc.	600	8,796
#*St. Joe Co. (The)	405	13,381
StanCorp Financial Group, Inc.	1,400	62,944
State Auto Financial Corp.	1,400	25,046
State Bancorp, Inc.	500	4,950
State Street Corp.	1,300	56,550
Sterling Bancorp.	500	5,355
#Sterling Bancshares, Inc.	2,400	14,112
#Stewart Information Services Corp.	400	4,552
*Stifel Financial Corp.	780	44,717
Student Loan Corp.	300	8,472
#Suffolk Bancorp	200	6,210
*Sun Bancorp, Inc.	771	4,163
#SunTrust Banks, Inc.	4,900	145,040
#Susquehanna Bancshares, Inc.	2,316	25,244
#*SVB Financial Group	1,300	63,999
SWS Group, Inc.	600	6,642
#Synovus Financial Corp.	3,400	10,234
T Rowe Price Group, Inc.	600	34,506
#*Taylor Capital Group, Inc.	400	5,480
TCF Financial Corp.	2,900	54,027
*TD Ameritrade Holding Corp.	1,800	36,036
#*Tejon Ranch Co.	400	11,504
#*Teton Advisors, Inc.	3	33
#*Texas Capital Bancshares, Inc.	900	17,910
Thomas Properties Group, Inc.	500	2,285
*Thomas Weisel Partners Group, Inc.	1,000	7,850
Tompkins Financial Corp.	330	13,405
#Tower Group, Inc.	700	16,142
#*TradeStation Group, Inc.	1,200	10,032
Transatlantic Holdings, Inc.	1,800	89,514
Travelers Cos., Inc. (The)	5,166	262,123
#*Tree.com, Inc.	500	4,550
TriCo Bancshares	500	9,520
#Trustco Bank Corp.	2,160	14,364
Trustmark Corp.	1,900	46,512
#U.S. Bancorp	5,500	147,235
UMB Financial Corp.	1,400	58,968

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Umpqua Holdings Corp.	1,900	$28,386
Union First Market Bankshares Corp.	400	6,712
#United Bankshares, Inc.	1,400	40,656
#*United Community Banks, Inc.	205	1,197
United Financial Bancorp, Inc.	520	7,270
United Fire & Casualty Co.	1,000	22,870
United Western Bancorp, Inc.	300	549
Unitrin, Inc.	3,100	90,675
Univest Corp. of Pennsylvania	500	9,785
Unum Group	7,700	188,419
#Valley National Bancorp	5,476	88,930
*Virginia Commerce Bancorp, Inc.	440	3,137
Waddell & Reed Financial, Inc.	800	29,696
Washington Banking Co.	290	4,173
Washington Federal, Inc.	3,100	63,767
Washington Trust Bancorp, Inc.	417	7,552
Webster Financial Corp.	900	18,648
Wells Fargo & Co.	27,071	896,321
West Bancorporation	700	5,691
West Coast Bancorp	659	2,267
#Westamerica Bancorporation	500	29,385
#*Western Alliance Bancorp	600	5,220
White Mountains Insurance Group, Ltd.	300	103,080
#Whitney Holding Corp.	2,000	27,400
#Wilmington Trust Corp.	1,900	32,927
#Wilshire Bancorp, Inc.	300	3,258
#Wintrust Financial Corp.	500	18,650
#*World Acceptance Corp.	400	14,112
#WR Berkley Corp.	3,700	99,900
#Zenith National Insurance Corp.	1,740	65,807
#Zions Bancorporation	4,300	123,539
*ZipRealty, Inc.	800	3,520

Total Financials		17,116,797

Industrials — (11.5%)
*3D Systems Corp.	200	3,112
3M Co.	1,200	106,404
#A.O. Smith Corp.	700	36,141
#AAON, Inc.	560	13,518
#*AAR Corp.	1,300	31,694
ABM Industries, Inc.	1,400	30,086
*Acacia Technologies Group	300	4,464
*ACCO Brands Corp.	1,780	16,251
Actuant Corp.	1,600	36,688
Acuity Brands, Inc.	400	18,084
Administaff, Inc.	600	13,284
*Advisory Board Co. (The)	200	6,586
*Aerovironment, Inc.	900	23,562
#*AGCO Corp.	2,100	73,542
*Air Transport Services Group, Inc.	600	3,300
#*AirTran Holdings, Inc.	3,000	15,840
Alamo Group, Inc.	400	9,424
*Alaska Air Group, Inc.	800	33,128
Albany International Corp.	860	21,904
#Alexander & Baldwin, Inc.	1,300	46,254
#*Alliant Techsystems, Inc.	200	16,182
*Allied Defense Group, Inc.	300	1,602
*Altra Holdings, Inc.	1,300	19,708
*Amerco, Inc.	700	43,715
American Railcar Industries, Inc.	300	4,905
*American Reprographics Co.	300	2,997

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
American Science & Engineering, Inc.	200	$15,030
#*American Superconductor Corp.	600	17,508
#American Woodmark Corp.	300	6,933
#Ameron International Corp.	240	16,654
Ametek, Inc.	500	21,625
Ampco-Pittsburgh Corp.	500	12,855
#*AMR Corp.	3,800	28,044
#Apogee Enterprises, Inc.	1,100	15,114
Applied Signal Technologies, Inc.	400	7,476
#*Argon ST, Inc.	800	20,800
Arkansas Best Corp.	1,100	33,506
#*Armstrong World Industries, Inc.	700	30,485
#*Astec Industries, Inc.	700	23,184
*ATC Technology Corp.	800	16,352
*Atlas Air Worldwide Holdings, Inc.	850	46,979
Avery Dennison Corp.	700	27,321
#*Avis Budget Group, Inc.	2,700	40,824
#AZZ, Inc.	300	12,186
#Badger Meter, Inc.	200	8,272
*Baker (Michael) Corp.	300	10,602
#Baldor Electric Co.	2,100	80,661
*Baldwin Technology Co., Inc. Class A	500	740
#Barnes Group, Inc.	1,200	24,960
Barrett Business Services, Inc.	300	4,620
*BE Aerospace, Inc.	1,600	47,536
*Beacon Roofing Supply, Inc.	200	4,440
Belden, Inc.	1,800	49,428
#*Blount International, Inc.	1,000	11,220
*BlueLinx Holdings, Inc.	1,600	8,016
#Boeing Co. (The)	1,900	137,617
#Bowne & Co., Inc.	700	7,826
Brady Co. Class A	1,500	51,540
#Briggs & Stratton Corp.	1,400	33,236
Brink’s Co. (The)	1,400	37,282
*BTU International, Inc.	300	1,794
Bucyrus International, Inc.	800	50,408
C.H. Robinson Worldwide, Inc.	500	30,150
*CAI International, Inc.	600	8,166
#*Capstone Turbine Corp.	600	732
#Carlisle Cos., Inc.	1,800	67,914
Cascade Corp.	400	13,944
*Casella Waste Systems, Inc.	700	3,612
Caterpillar, Inc.	1,400	95,326
#*CBIZ, Inc.	1,800	12,618
#CDI Corp.	700	12,201
*CECO Environmental Corp.	200	1,064
*Celadon Group, Inc.	500	7,465
#*Cenveo, Inc.	300	2,571
*Ceradyne, Inc.	600	13,320
*Chart Industries, Inc.	1,100	25,289
*Cintas Corp.	2,200	59,950
CIRCOR International, Inc.	500	17,230
#CLAROC, Inc.	1,100	41,602
*Clean Harbors, Inc.	200	12,686
*Columbus McKinnon Corp.	700	12,621
Comfort Systems USA, Inc.	1,200	16,896
*Commercial Vehicle Group, Inc.	400	3,752
#*Consolidated Graphics, Inc.	500	20,955
#*Continental Airlines, Inc.	1,600	35,760
Con-way, Inc.	1,428	55,464
Cooper Industries P.L.C.	1,483	72,815

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Copart, Inc.	580	$20,700
*Cornell Cos., Inc.	100	2,750
Corporate Executive Board Co.	300	8,238
*Corrections Corp. of America	3,000	62,160
#*CoStar Group, Inc.	500	21,975
#*Covanta Holding Corp.	4,200	73,416
#*CRA International, Inc.	400	9,292
#Crane Co.	1,300	46,722
CSX Corp.	4,700	263,435
#Cubic Corp.	800	29,848
Cummins, Inc.	500	36,115
Curtiss-Wright Corp.	1,000	35,670
Danaher Corp.	1,000	84,280
Deere & Co.	800	47,856
Deluxe Corp.	700	14,679
Diamond Management & Technology Consultants, Inc.	400	3,248
#*Document Security Systems, Inc.	200	706
#Donaldson Co., Inc.	400	18,520
Dover Corp.	2,500	130,550
Ducommun, Inc.	300	6,867
Dun & Bradstreet Corp. (The)	200	15,394
*DXP Enterprises, Inc.	200	3,318
*Dycom Industries, Inc.	1,300	13,806
*Dynamex, Inc.	300	5,307
Dynamic Materials Corp.	200	3,592
#*Eagle Bulk Shipping, Inc.	2,300	13,317
Eaton Corp.	700	54,012
*EMCOR Group, Inc.	1,600	45,696
#Emerson Electric Co.	1,500	78,345
#Encore Wire Corp.	700	15,547
#*Energy Conversion Devices, Inc.	800	5,696
#*EnerNOC, Inc.	300	8,724
#*EnerSys, Inc.	1,600	41,408
Ennis, Inc.	500	9,245
#*EnPro Industries, Inc.	600	18,948
Equifax, Inc.	2,400	80,640
#ESCO Technologies, Inc.	800	24,680
*Esterline Technologies Corp.	1,200	66,936
#*Evergreen Solar, Inc.	2,900	3,248
Expeditors International of Washington, Inc.	800	32,592
*Exponent, Inc.	500	14,905
#Fastenal Co.	600	32,814
Federal Signal Corp.	1,700	13,702
FedEx Corp.	3,668	330,157
#*First Solar, Inc.	200	28,710
*Flanders Corp.	700	2,695
*Flow International Corp.	500	1,580
#Flowserve Corp.	200	22,916
Fluor Corp.	600	31,704
#Forward Air Corp.	700	19,614
*Franklin Covey Co.	700	5,516
Franklin Electric Co., Inc.	700	24,493
#*FTI Consulting, Inc.	1,000	41,130
#*FuelCell Energy, Inc.	1,500	4,125
*Furmanite Corp.	800	4,080
G & K Services, Inc. Class A	800	21,992
Gardner Denver Machinery, Inc.	1,500	75,435
GATX Corp.	1,600	52,224
*GenCorp, Inc.	1,200	7,464
#*General Cable Corp.	500	14,285
General Dynamics Corp.	2,100	160,356

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
General Electric Co.	50,400	$950,544
#*Genesee & Wyoming, Inc.	1,000	39,100
*GEO Group, Inc. (The)	1,500	31,770
*GeoEye, Inc.	600	17,100
*Gibraltar Industries, Inc.	800	12,016
Goodrich Corp.	700	51,926
#Gorman-Rupp Co. (The)	500	13,945
*GP Strategies Corp.	600	4,842
Graco, Inc.	600	20,808
*Graftech International, Ltd.	1,400	23,604
Granite Construction, Inc.	400	13,444
Great Lakes Dredge & Dock Corp.	1,000	5,420
*Greenbrier Cos., Inc.	700	11,396
*H&E Equipment Services, Inc.	400	4,724
Hardinge, Inc.	300	3,000
Harsco Corp.	1,100	34,056
*Hawaiian Holdings, Inc.	1,200	8,520
#Healthcare Services Group, Inc.	950	20,416
#Heartland Express, Inc.	2,700	44,658
HEICO Corp.	375	16,151
HEICO Corp. Class A	610	20,459
#Heidrick & Struggles International, Inc.	400	10,564
*Herley Industries, Inc.	600	8,790
Herman Miller, Inc.	600	12,732
*Hertz Global Holdings, Inc.	800	11,568
#*Hexcel Corp.	1,100	17,820
*Hill International, Inc.	900	5,778
HNI Corp.	600	18,624
Honeywell International, Inc.	1,300	61,711
Horizon Lines, Inc.	800	4,376
*Hub Group, Inc. Class A	1,100	35,211
#Hubbell, Inc. Class B	1,400	65,058
*Hudson Highland Group, Inc.	700	3,927
*Hurco Cos., Inc.	200	3,892
*Huron Consulting Group, Inc.	200	4,684
*Huttig Building Products, Inc.	700	1,190
IDEX Corp.	2,320	77,952
*IHS, Inc.	300	15,201
*II-VI, Inc.	700	25,102
Illinois Tool Works, Inc.	1,600	81,760
#Ingersoll-Rand P.L.C.	3,900	144,222
*Innerworkings, Inc.	440	2,631
*Innovative Solutions & Support, Inc.	400	2,328
*Insituform Technologies, Inc.	1,400	33,558
Insteel Industries, Inc.	600	7,356
*Integrated Electrical Services, Inc.	500	3,115
Interface, Inc. Class A	3,000	39,240
#*Interline Brands, Inc.	1,100	22,891
International Shipholding Corp.	200	6,068
*Intersections, Inc.	500	2,665
#Iron Mountain, Inc.	2,600	65,390
ITT Industries, Inc.	620	34,453
J.B. Hunt Transport Services, Inc.	720	26,539
*Jacobs Engineering Group, Inc.	400	19,288
*JetBlue Airways Corp.	5,900	32,981
John Bean Technologies Corp.	329	6,044
Joy Global, Inc.	500	28,405
*Kadant, Inc.	400	8,004
Kaman Corp. Class A	600	16,446
#*Kansas City Southern	3,200	129,760
#Kaydon Corp.	800	33,304

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Kelly Services, Inc. Class A	700	$11,256
Kennametal, Inc.	2,300	75,578
*Key Technology, Inc.	200	2,774
*Kforce, Inc.	1,600	22,224
Kimball International, Inc. Class B	600	4,824
#*Kirby Corp.	2,100	88,368
#Knight Transportation, Inc.	1,400	29,806
#Knoll, Inc.	500	6,990
#*Korn/Ferry International	1,200	19,452
*Kratos Defense & Security Solutions, Inc.	783	11,158
L-3 Communications Holdings, Inc.	1,400	130,998
*LaBarge, Inc.	520	6,427
*Ladish Co., Inc.	500	13,745
Landstar System, Inc.	400	17,688
*Layne Christensen Co.	400	10,952
*LECG Corp.	700	2,352
#Lennox International, Inc.	560	25,346
Lincoln Electric Holdings, Inc.	1,000	59,940
#Lindsay Corp.	600	22,818
*LMI Aerospace, Inc.	300	5,178
Lockheed Martin Corp.	900	76,401
LSI Industries, Inc.	700	4,921
*Lydall, Inc.	400	3,224
*M&F Worldwide Corp.	400	12,264
#*Manitex International, Inc.	225	605
#Manitowoc Co., Inc. (The)	6,300	88,263
*Manpower, Inc.	1,240	69,564
*Marten Transport, Ltd.	600	13,110
Masco Corp.	5,100	82,773
#*MasTec, Inc.	1,900	23,769
McGrath Rentcorp	900	23,391
*Metalico, Inc.	568	3,749
Met-Pro Corp.	533	5,421
*MFRI, Inc.	200	1,358
#*Microvision, Inc.	600	1,878
#*Middleby Corp.	379	23,164
Miller Industries, Inc.	300	4,290
#Mine Safety Appliances Co.	1,000	29,390
#*Mobile Mini, Inc.	1,000	16,620
#*Monster Worldwide, Inc.	4,500	78,435
*Moog, Inc.	1,100	40,887
MSC Industrial Direct Co., Inc. Class A	500	27,245
Mueller Industries, Inc.	1,100	32,615
Mueller Water Products, Inc.	1,700	9,520
NACCO Industries, Inc. Class A	200	17,388
National Technical Systems, Inc.	300	1,578
*Navigant Consulting, Inc.	2,000	25,760
*NCI Building Systems, Inc.	80	1,102
*NN, Inc.	700	5,040
Nordson Corp.	600	43,092
Norfolk Southern Corp.	3,600	213,588
*North American Galvanizing & Coating, Inc.	533	3,998
Northrop Grumman Corp.	3,395	230,283
#*Northwest Pipe Co.	100	2,412
*Old Dominion Freight Line, Inc.	800	28,704
Omega Flex, Inc.	169	2,069
*On Assignment, Inc.	1,800	12,654
*Orbital Sciences Corp.	1,400	25,732
*Orion Energy Systems, Inc.	900	4,797
*Orion Marine Group, Inc.	1,000	18,960
*Oshkosh Corp.	700	27,034

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Otter Tail Corp.	600	$13,332
#*Owens Corning	3,200	111,296
*P.A.M. Transportation Services, Inc.	300	4,752
#Paccar, Inc.	750	34,890
#*Pacer International, Inc.	600	3,984
Parker Hannifin Corp.	800	55,344
Pentair, Inc.	1,740	62,918
*Pinnacle Airlines Corp.	600	4,386
#Pitney Bowes, Inc.	900	22,860
*PMFG, Inc.	300	4,314
Portec Rail Products, Inc.	240	2,837
*Powell Industries, Inc.	300	10,074
#*Power-One, Inc.	4,200	33,012
*PowerSecure International, Inc.	500	5,630
Precision Castparts Corp.	200	25,668
*Protection One, Inc.	500	7,735
*Quality Distribution, Inc.	700	4,900
Quanex Building Products Corp.	1,300	24,700
*Quanta Services, Inc.	1,200	24,156
R. R. Donnelley & Sons Co.	3,900	83,811
Raven Industries, Inc.	300	9,108
#Raytheon Co.	1,900	110,770
#*RBC Bearings, Inc.	1,100	34,716
*RCM Technologies, Inc.	400	1,644
#Regal-Beloit Corp.	1,000	63,270
Republic Services, Inc.	4,210	130,636
*Resources Connection, Inc.	900	15,786
Robbins & Myers, Inc.	1,000	25,910
#Robert Half International, Inc.	460	12,595
#Rockwell Automation, Inc.	700	42,504
Rockwell Collins, Inc.	500	32,500
Rollins, Inc.	840	18,270
Roper Industries, Inc.	1,700	103,734
#*Rush Enterprises, Inc. Class A	950	15,409
Ryder System, Inc.	2,100	97,692
#*Sauer-Danfoss, Inc.	2,300	37,375
Schawk, Inc.	800	15,160
*School Specialty, Inc.	400	9,384
*Shaw Group, Inc.	800	30,624
#Simpson Manufacturing Co., Inc.	1,600	54,384
SkyWest, Inc.	2,000	29,960
*SL Industries, Inc.	200	2,110
Southwest Airlines Co.	15,500	204,290
*Spire Corp.	200	706
*Spirit Aerosystems Holdings, Inc.	2,500	55,450
#SPX Corp.	800	55,904
*Standard Parking Corp.	400	6,756
#Standard Register Co.	700	3,605
Standex International Corp.	300	7,161
#Steelcase, Inc. Class A	2,400	19,704
*Stericycle, Inc.	300	17,670
*Sterling Construction Co., Inc.	400	7,000
#Sun Hydraulics, Inc.	200	5,602
*SunPower Corp. Class B	740	11,130
Superior Uniform Group, Inc.	200	2,058
*SYKES Enterprises, Inc.	1,500	34,095
*Sypris Solutions, Inc.	700	3,143
#TAL International Group, Inc.	1,100	28,589
*Taser International, Inc.	900	4,257
*Team, Inc.	700	12,180
*Tecumseh Products Co. Class A	300	3,834

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Teledyne Technologies, Inc.	800	$34,880
Tennant Co.	500	17,245
*Terex Corp.	1,200	31,824
*Tetra Tech, Inc.	1,300	31,655
Textron, Inc.	2,200	50,248
*Thomas & Betts Corp.	1,500	62,910
*Thomas Group, Inc.	261	193
Timken Co.	4,700	165,346
#Titan International, Inc.	1,230	15,264
Toro Co.	600	34,164
Towers Watson & Co.	200	9,600
*TRC Cos., Inc.	700	2,170
Tredegar Industries, Inc.	800	13,648
#*Trex Co., Inc.	400	9,796
#Trinity Industries, Inc.	1,900	47,291
Triumph Group, Inc.	500	38,780
*TrueBlue, Inc.	1,500	23,685
#*Tutor Perini Corp.	600	14,562
Twin Disc, Inc.	400	5,648
*UAL Corp.	4,100	88,478
*Ultralife Corp.	400	1,676
Union Pacific Corp.	4,900	370,734
United Parcel Service, Inc.	1,300	89,882
*United Stationers, Inc.	800	48,976
United Technologies Corp.	3,100	232,345
Universal Forest Products, Inc.	600	25,230
*URS Corp.	900	46,215
#*US Airways Group, Inc.	2,800	19,796
US Ecology, Inc.	400	6,240
#*USG Corp.	1,800	42,480
Valmont Industries, Inc.	300	24,987
*Versar, Inc.	300	987
Viad Corp.	700	16,380
#*Vicor Corp.	1,200	18,144
Virco Manufacturing Corp.	485	1,746
*Volt Information Sciences, Inc.	900	11,286
#W.W. Grainger, Inc.	320	35,373
*Wabash National Corp.	1,000	9,720
Wabtec Corp.	1,100	52,338
*Waste Connections, Inc.	2,000	71,580
Waste Management, Inc.	2,400	83,232
Watsco, Inc. Class A	400	23,688
#Watts Water Technologies, Inc.	1,000	35,480
*WCA Waste Corp.	600	2,976
#Werner Enterprises, Inc.	3,600	80,712
#*WESCO International, Inc.	600	24,372
#Woodward Governor Co.	1,000	32,050

Total Industrials		13,013,662

Information Technology — (11.4%)
*Actel Corp.	1,000	15,520
*ActivIdentity Corp.	2,047	5,998
Activision Blizzard, Inc.	10,280	113,902
*Actuate Corp.	1,300	7,358
*Adaptec, Inc.	4,700	14,523
#*ADC Telecommunications, Inc.	3,400	27,234
*ADDvantage Technologies Group, Inc.	400	1,144
#*Adobe Systems, Inc.	1,100	36,949
#Adtran, Inc.	1,000	26,770
*Advanced Analogic Technologies, Inc.	1,200	4,560
#*Advanced Energy Industries, Inc.	1,600	23,552

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Advanced Micro Devices, Inc.	10,700	$96,942
*Advanced Photonix, Inc.	600	342
*Advent Software, Inc.	400	18,072
*Aehr Test Systems	200	588
*Agilent Technologies, Inc.	700	25,382
Agilysys, Inc.	900	9,765
#*Akamai Technologies, Inc.	700	27,181
#Altera Corp.	1,100	27,896
American Software, Inc. Class A	900	5,751
#*Amkor Technology, Inc.	1,800	13,572
Amphenol Corp.	600	27,726
*Amtech Systems, Inc.	200	1,914
#*Anadigics, Inc.	3,000	15,090
Analog Devices, Inc.	1,300	38,909
*Anaren, Inc.	500	7,410
#*Anixter International, Inc.	800	41,920
*Ansys, Inc.	500	22,500
*AOL, Inc.	1,187	27,728
*Apple, Inc.	1,600	417,792
Applied Materials, Inc.	4,200	57,876
*Applied Micro Circuits Corp.	2,450	27,636
#*Ariba, Inc.	2,400	34,248
#*Arris Group, Inc.	3,610	44,367
*Arrow Electronics, Inc.	3,400	103,700
*Art Technology Group, Inc.	3,348	14,329
*Aspen Technology, Inc.	1,600	18,832
#*Atheros Communications, Inc.	1,000	38,840
*Atmel Corp.	10,600	57,664
#*ATMI, Inc.	1,100	19,943
*Autodesk, Inc.	900	30,609
Automatic Data Processing, Inc.	1,200	52,032
*Aviat Networks, Inc.	949	6,168
*Avid Technology, Inc.	900	13,140
*Avnet, Inc.	2,800	89,516
AVX Corp.	8,500	131,325
*Aware, Inc.	900	2,241
*Axcelis Technologies, Inc.	2,723	6,481
*AXT, Inc.	800	3,496
Bel Fuse, Inc. Class B	300	7,026
#*Bell Microproducts, Inc.	900	6,300
*Benchmark Electronics, Inc.	2,400	51,936
Black Box Corp.	800	24,952
#*Blackboard, Inc.	300	12,765
*Blue Coat Systems, Inc.	400	13,012
*BMC Software, Inc.	800	31,488
*Bottomline Technologies, Inc.	900	15,660
*Brightpoint, Inc.	2,500	20,225
#Broadcom Corp.	900	31,041
Broadridge Financial Solutions, Inc.	800	19,048
*Brocade Communications Systems, Inc.	8,600	55,814
*Brooks Automation, Inc.	2,700	26,244
*Bsquare Corp.	300	780
CA, Inc.	2,200	50,182
#*Cabot Microelectronics Corp.	700	26,852
#*CACI International, Inc.	1,200	56,916
*Cadence Design Systems, Inc.	2,640	19,694
*CalAmp Corp.	500	1,425
*Callidus Software, Inc.	1,100	3,487
*CEVA, Inc.	1,000	12,240
*Checkpoint Systems, Inc.	1,300	29,367
#*Ciena Corp.	2,100	38,829

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Cirrus Logic, Inc.	1,800	$22,878
*Cisco Sytems, Inc.	11,000	296,120
*Citrix Systems, Inc.	1,000	47,000
*Cogent, Inc.	3,700	38,295
Cognex Corp.	1,140	23,837
*Cognizant Technology Solutions Corp.	800	40,944
#*Coherent, Inc.	1,100	41,327
Cohu, Inc.	600	9,690
#*CommScope, Inc.	3,600	117,288
#*Computer Sciences Corp.	2,700	141,453
*Compuware Corp.	7,100	61,060
*comScore, Inc.	600	10,890
*Comtech Telecommunications Corp.	500	15,620
#*Concur Technologies, Inc.	600	25,146
*Convergys Corp.	5,700	72,048
Corning, Inc.	3,600	69,300
*CPI International, Inc.	600	8,058
*Cray, Inc.	400	2,704
*Cree, Inc.	500	36,605
*CSG Systems International, Inc.	800	18,176
*CyberOptics Corp.	300	3,327
#*CyberSource Corp.	500	12,840
*Cymer, Inc.	800	27,320
#*Cypress Semiconductor Corp.	2,600	33,514
Daktronics, Inc.	500	4,190
#*DealerTrack Holdings, Inc.	700	10,675
*Dell, Inc.	3,100	50,158
*Deltek, Inc.	182	1,432
*DG FastChannel, Inc.	600	21,108
*Dice Holdings, Inc.	700	6,069
Diebold, Inc.	1,900	59,565
*Digi International, Inc.	900	9,639
*Digimarc Corp.	228	4,106
#*Digital River, Inc.	900	25,146
#*Diodes, Inc.	900	19,323
*Dolby Laboratories, Inc.	200	13,744
*Dot Hill Systems Corp.	544	941
*DSP Group, Inc.	600	4,902
DST Systems, Inc.	200	8,490
#*DTS, Inc.	300	9,972
*Dynamics Research Corp.	300	4,290
#Earthlink, Inc.	3,100	27,962
*eBay, Inc.	4,100	97,621
#*Ebix, Inc.	300	4,881
*Echelon Corp.	600	5,670
*EchoStar Corp.	60	1,153
Electro Rent Corp.	900	12,861
*Electro Scientific Industries, Inc.	800	11,016
*Electronic Arts, Inc.	800	15,496
*Electronics for Imaging, Inc.	1,600	20,560
*EMC Corp.	6,900	131,169
#*EMCORE Corp.	1,200	1,608
*EMS Technologies, Inc.	520	8,263
*Emulex Corp.	2,400	28,200
#*Entegris, Inc.	4,100	25,379
*Entorian Technologies, Inc.	23	42
*Entropic Communications, Inc.	1,500	7,920
*Epicor Software Corp.	1,500	13,770
#*EPIQ Systems, Inc.	900	10,845
#*Equinix, Inc.	200	20,130
*Euronet Worldwide, Inc.	1,600	25,488

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Exar Corp.	1,700	$12,563
*ExlService Holdings, Inc.	200	3,184
*Extreme Networks	1,600	5,328
*F5 Networks, Inc.	400	27,372
FactSet Research Systems, Inc.	300	22,566
#Fair Isaac Corp.	1,800	37,908
#*Fairchild Semiconductor Corp. Class A	3,600	40,392
*FalconStor Software, Inc.	700	2,093
#*Faro Technologies, Inc.	300	7,563
#*FEI Co.	800	18,000
Fidelity National Information Services, Inc.	4,549	119,593
#*Finisar Corp.	412	6,164
*Fiserv, Inc.	2,400	122,616
*FLIR Systems, Inc.	800	24,472
#*FormFactor, Inc.	1,400	21,014
*Forrester Research, Inc.	700	22,477
*Frequency Electronics, Inc.	300	1,662
*Gartner Group, Inc.	900	21,672
*Gerber Scientific, Inc.	900	6,480
*Global Cash Access, Inc.	1,000	8,680
#Global Payments, Inc.	500	21,405
*Globecomm Systems, Inc.	1,100	8,569
*Google, Inc.	400	210,176
#*GSI Commerce, Inc.	800	21,800
*Hackett Group, Inc.	1,600	4,496
*Harmonic, Inc.	1,400	9,576
Harris Corp.	600	30,888
Heartland Payment Systems, Inc.	400	7,352
*Hewitt Associates, Inc. Class A	500	20,495
Hewlett-Packard Co.	6,500	337,805
*Hittite Microwave Corp.	300	15,384
*Hughes Communications, Inc.	1,100	30,690
*Hutchinson Technology, Inc.	1,200	7,308
*Hypercom Corp.	1,600	6,640
*I.D. Systems, Inc.	400	1,308
*IAC/InterActiveCorp.	4,007	89,837
iGATE Corp.	1,500	18,570
#*iGo, Inc.	500	855
*Ikanos Communications, Inc.	1,100	3,113
*Imation Corp.	400	4,336
Imergent, Inc.	200	1,266
*Immersion Corp.	800	4,480
#*Informatica Corp.	1,000	25,010
*InfoSpace, Inc.	1,000	10,470
*Ingram Micro, Inc.	5,900	107,144
*Innodata Isogen, Inc.	200	692
*Insight Enterprises, Inc.	1,600	24,048
*Integral Systems, Inc.	800	6,976
*Integrated Device Technology, Inc.	6,000	39,660
*Integrated Silicon Solution, Inc.	836	10,308
Intel Corp.	13,300	303,639
*Interactive Intelligence, Inc.	400	7,908
#*Intermec, Inc.	1,700	19,499
*Internap Network Services Corp.	1,600	9,248
International Business Machines Corp.	2,800	361,200
*International Rectifier Corp.	2,700	62,154
*Internet Capital Group, Inc.	1,300	12,857
*Interphase Corp.	200	504
Intersil Corp.	4,500	66,960
*Intevac, Inc.	700	9,744
*IntriCon Corp.	200	720

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Intuit, Inc.	600	$21,696
*Iteris, Inc.	1,100	2,057
#*Itron, Inc.	300	23,883
#*Ixia	2,200	22,550
*IXYS Corp.	1,200	10,836
#*j2 Global Communications, Inc.	700	16,856
Jabil Circuit, Inc.	2,900	44,428
Jack Henry & Associates, Inc.	1,400	35,728
#*JDA Software Group, Inc.	1,000	28,900
*JDS Uniphase Corp.	6,600	85,734
*Juniper Networks, Inc.	1,100	31,251
Keithley Instruments, Inc.	500	4,255
*Kenexa Corp.	800	12,008
*KEY Tronic Corp.	400	2,540
#KLA-Tencor Corp.	1,000	34,060
*Knot, Inc. (The)	1,100	8,921
*Kopin Corp.	1,717	7,229
*Kulicke & Soffa Industries, Inc.	1,300	10,660
*KVH Industries, Inc.	400	6,028
#*L-1 Identity Solutions, Inc.	2,900	25,143
*Lam Research Corp.	600	24,330
*LaserCard Corp.	200	1,138
#*Lawson Software, Inc.	5,200	40,352
*LeCroy Corp.	400	2,340
Lender Processing Services, Inc.	500	18,875
#*Lexmark International, Inc.	1,600	59,280
Linear Technology Corp.	940	28,256
*Lionbridge Technologies, Inc.	322	1,742
*Liquidity Services, Inc.	1,100	12,507
*Littlefuse, Inc.	1,100	46,453
*LoJack Corp.	600	2,508
*LoopNet, Inc.	562	6,339
#*Loral Space & Communications, Inc.	700	30,142
*LSI Corp.	3,300	19,866
*LTX-Credence Corp.	674	2,285
#*Magma Design Automation, Inc.	400	1,440
*Management Network Group, Inc.	260	751
#*Manhattan Associates, Inc.	706	20,234
*ManTech International Corp. Class A	600	27,018
Marchex, Inc.	900	4,734
*Mastech Holdings, Inc.	44	187
#MasterCard, Inc. Class A	200	49,608
*Mattson Technology, Inc.	2,300	10,350
#Maxim Integrated Products, Inc.	1,000	19,420
Maximus, Inc.	800	49,528
#*Maxwell Technologies, Inc.	700	10,101
*McAfee, Inc.	800	27,800
*MEMC Electronic Materials, Inc.	500	6,485
*Mentor Graphics Corp.	2,900	26,071
*Mercury Computer Systems, Inc.	700	9,002
#Methode Electronics, Inc.	1,500	16,650
Micrel, Inc.	1,800	21,006
#Microchip Technology, Inc.	1,000	29,210
#*Micron Technology, Inc.	14,600	136,510
*MICROS Systems, Inc.	800	29,728
*Microsemi Corp.	1,700	28,152
Microsoft Corp.	14,500	442,830
*Microtune, Inc.	1,200	3,216
*MIPS Technologies, Inc.	1,000	4,990
#*MKS Instruments, Inc.	1,700	38,556
*ModusLink Global Solutions, Inc.	2,200	19,646

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Molex, Inc. Class A	1,284	$24,396
*MoneyGram International, Inc.	2,100	6,405
*Monolithic Power Systems, Inc.	400	9,860
*Monotype Imaging Holdings, Inc.	300	3,132
*MoSys, Inc.	1,400	6,048
*Motorola, Inc.	27,300	193,011
*MRV Communications, Inc.	2,481	3,821
MTS Systems Corp.	600	17,922
*Multi-Fineline Electronix, Inc.	800	20,736
*NAPCO Security Technologies, Inc.	700	1,687
#National Instruments Corp.	1,000	34,580
#National Semiconductor Corp.	1,100	16,258
#*NCR Corp.	2,700	35,532
*NetApp, Inc.	600	20,802
*NETGEAR, Inc.	800	21,648
*NetLogic Microsystems, Inc.	1,000	31,170
#*NetScout Systems, Inc.	1,200	17,424
*NetSuite, Inc.	1,200	16,908
*Network Equipment Technologies, Inc.	1,100	5,643
*NeuStar, Inc.	700	17,129
*NextWave Wireless, Inc.	1,700	716
NIC, Inc.	700	4,935
#*Novatel Wireless, Inc.	700	4,795
#*Novell, Inc.	15,600	87,516
#*Novellus Systems, Inc.	3,300	86,460
*Nu Horizons Electronics Corp.	700	2,520
#*Nuance Communications, Inc.	2,900	52,983
#*Nvidia Corp.	1,350	21,222
*Oclaro, Inc.	500	7,665
*OmniVision Technologies, Inc.	1,900	33,364
#*ON Semiconductor Corp.	2,299	18,254
*Online Resources Corp.	1,300	6,058
*Openwave Systems, Inc.	900	2,007
#*Oplink Communications, Inc.	800	12,088
OPNET Technologies, Inc.	800	12,848
Oracle Corp.	10,700	276,488
*OSI Systems, Inc.	500	13,020
#*Palm, Inc.	3,000	17,400
*PAR Technology Corp.	400	2,804
*Parametric Technology Corp.	2,500	46,475
Park Electrochemical Corp.	600	18,126
#Paychex, Inc.	800	24,480
*PC Connection, Inc.	1,100	7,568
*PC Mall, Inc.	400	2,076
*PC-Tel, Inc.	700	4,557
*PDF Solutions, Inc.	800	3,960
Pegasystems, Inc.	600	19,002
#*Perficient, Inc.	600	7,482
*Performance Technologies, Inc.	400	1,120
*Pericom Semiconductor Corp.	900	10,512
*Pervasive Software, Inc.	800	3,984
*Phoenix Technologies, Ltd.	300	897
*Photronics, Inc.	500	2,725
*Planar Systems, Inc.	700	1,827
#Plantronics, Inc.	1,400	46,480
*PLATO Learning, Inc.	800	4,520
*Plexus Corp.	1,300	48,165
*PLX Technology, Inc.	900	4,725
#*PMC - Sierra, Inc.	3,700	32,745
*Polycom, Inc.	2,600	84,630
Power Integrations, Inc.	700	26,936

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Presstek, Inc.	1,300	$6,006
*Progress Software Corp.	1,200	38,700
*PROS Holdings, Inc.	300	2,730
QAD, Inc.	1,013	5,592
#*QLogic Corp.	2,100	40,677
QUALCOMM, Inc.	3,800	147,212
*Quantum Corp.	5,700	16,530
*Quest Software, Inc.	3,400	59,602
#*QuickLogic Corp.	900	3,222
*Radiant Systems, Inc.	1,100	15,477
*RadiSys Corp.	900	8,811
*RAE Systems, Inc.	900	711
#*Rambus, Inc.	900	21,717
*Ramtron International Corp.	800	2,696
*RealNetworks, Inc.	4,900	20,335
#*Red Hat, Inc.	800	23,896
#*Relm Wireless Corp.	100	326
Renaissance Learning, Inc.	400	5,684
*RF Micro Devices, Inc.	2,501	14,056
Richardson Electronics, Ltd.	500	5,745
*RightNow Technologies, Inc.	578	9,479
*Rimage Corp.	400	7,020
#*Rofin-Sinar Technologies, Inc.	800	21,248
*Rogers Corp.	600	20,082
#*Rovi Corp.	1,868	72,815
#*Rubicon Technology, Inc.	200	5,428
*Rudolph Technologies, Inc.	1,100	10,483
*Saba Software, Inc.	700	3,570
*Salesforce.com, Inc.	500	42,800
*Sandisk Corp.	3,200	127,648
Sapient Corp.	2,900	29,667
#*SAVVIS, Inc.	1,200	21,120
*ScanSource, Inc.	700	19,502
*Scientific Learning Corp.	400	2,024
*SeaChange International, Inc.	400	3,332
#*Semtech Corp.	2,000	36,300
#*Sigma Designs, Inc.	300	3,558
#*Silicon Graphics International Corp.	600	5,934
*Silicon Image, Inc.	2,500	9,300
*Silicon Laboratories, Inc.	800	38,680
#*Skyworks Solutions, Inc.	5,200	87,568
#*Smart Modular Technologies (WWH), Inc.	3,100	21,762
*Smith Micro Software, Inc.	1,100	10,439
*Soapstone Networks, Inc.	500	14
*Sonic Solutions, Inc.	700	8,785
*SonicWALL, Inc.	1,800	18,234
*Sonus Networks, Inc.	5,900	15,281
*Spectrum Control, Inc.	500	6,950
*SRA International, Inc.	1,400	32,312
*SRS Labs, Inc.	500	4,680
*Stamps.com, Inc.	700	7,420
*Standard Microsystems Corp.	800	20,544
*StarTek, Inc.	500	3,390
#*STEC, Inc.	1,100	15,279
#*Stratasys, Inc.	600	14,304
*Super Micro Computer, Inc.	253	3,588
*Supertex, Inc.	400	10,804
*Support.com, Inc.	1,800	7,848
*Switch & Data Facilities Co., Inc.	200	3,838
#*Sybase, Inc.	400	17,352
Sycamore Networks, Inc.	920	18,207

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Symantec Corp.	2,300	$38,571
*Symmetricom, Inc.	1,403	9,302
*Symyx Technologies, Inc.	1,700	9,265
#*Synaptics, Inc.	350	10,717
*SYNNEX Corp.	1,100	30,162
#*Synopsys, Inc.	2,300	52,233
Syntel, Inc.	400	14,448
#*Take-Two Interactive Software, Inc.	2,100	22,827
*Taleo Corp.	200	5,196
*Tech Data Corp.	1,700	72,930
Technitrol, Inc.	1,400	7,560
*TechTeam Global, Inc.	400	2,464
*Tekelec	1,700	30,821
#*TeleCommunication Systems, Inc.	1,000	6,910
*TeleTech Holdings, Inc.	700	11,585
Tellabs, Inc.	14,700	133,476
*Telular Corp.	600	1,836
*Teradata Corp.	1,000	29,070
#*Teradyne, Inc.	3,300	40,359
#*Terremark Worldwide, Inc.	1,000	7,170
*Tessera Technologies, Inc.	1,100	22,308
Texas Instruments, Inc.	3,200	83,232
TheStreet.com, Inc.	300	1,143
#*THQ, Inc.	1,300	9,880
*TIBCO Software, Inc.	4,900	55,860
#*TiVo, Inc.	1,400	24,528
*TNS, Inc.	100	2,595
#Total System Services, Inc.	1,114	17,835
*Transact Technologies, Inc.	400	2,996
*Travelzoo, Inc.	400	7,976
*Trimble Navigation, Ltd.	600	19,626
#*Triquint Semiconductor, Inc.	5,441	41,025
#*TTM Technologies, Inc.	1,700	18,462
*Tyler Technologies, Inc.	600	10,224
#*Ultimate Software Group, Inc.	300	10,035
*Ultra Clean Holdings, Inc.	800	7,896
*Ultratech, Inc.	1,100	16,159
#*Unisys Corp.	110	3,082
United Online, Inc.	1,900	15,143
#*Universal Display Corp.	650	8,678
#*ValueClick, Inc.	1,300	13,364
*Varian Semiconductor Equipment Associates, Inc.	700	23,058
#*Veeco Instruments, Inc.	900	39,591
#*VeriFone Holdings, Inc.	300	5,709
*VeriSign, Inc.	700	19,089
*Viasat, Inc.	1,000	35,450
*Vicon Industries, Inc.	200	962
*Video Display Corp.	300	1,506
*Virage Logic Corp.	700	6,496
#*Virnetx Holding Corp.	700	3,745
#*Vishay Intertechnology, Inc.	6,300	65,583
*Vocus, Inc.	200	3,410
*Web.com Group, Inc.	1,100	5,313
*WebMediaBrands, Inc.	995	1,045
*Websense, Inc.	500	11,385
*Western Digital Corp.	3,500	143,815
*Wireless Ronin Technologies, Inc.	300	525
*Wireless Telecom Group, Inc.	300	270
*Wright Express Corp.	500	16,985
#Xerox Corp.	14,224	155,042
#Xilinx, Inc.	1,000	25,780

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*X-Rite, Inc.	1,000	$3,300
*Yahoo!, Inc.	3,000	49,590
*Zebra Technologies Corp. Class A	1,500	43,575
*Zoran Corp.	1,600	15,568

Total Information Technology		12,976,530

Materials — (4.4%)
#*A.M. Castle & Co.	700	9,604
*AEP Industries, Inc.	200	5,526
Air Products & Chemicals, Inc.	700	53,746
Airgas, Inc.	1,200	76,140
AK Steel Holding Corp.	400	6,700
Albemarle Corp.	500	22,830
Alcoa, Inc.	12,400	166,656
#Allegheny Technologies, Inc.	500	26,735
#AMCOL International Corp.	1,200	34,488
American Vanguard Corp.	800	6,480
#AptarGroup, Inc.	1,600	68,864
Arch Chemicals, Inc.	700	23,807
Ashland, Inc.	2,241	133,474
Balchem Corp.	900	23,346
#Ball Corp.	500	26,605
Bemis Co., Inc	2,200	66,902
*Boise, Inc.	2,200	15,158
*Brush Engineered Materials, Inc.	600	17,838
*Buckeye Technologies, Inc.	1,800	25,416
*Bway Holding Co.	200	3,956
Cabot Corp.	1,200	39,048
#*Calgon Carbon Corp.	1,800	27,900
#Carpenter Technology Corp.	1,200	47,124
Celanese Corp. Class A	700	22,393
*Century Aluminum Co.	4,300	57,964
CF Industries Holdings, Inc.	666	55,724
*Clearwater Paper Corp.	400	25,472
Cliffs Natural Resources, Inc.	1,900	118,807
#*Coeur d’Alene Mines Corp.	488	8,745
Commercial Metals Co.	3,500	52,080
Compass Minerals International, Inc.	300	22,593
*Core Molding Technologies, Inc.	300	1,590
*Crown Holdings, Inc.	700	18,200
Cytec Industries, Inc.	1,400	67,284
Deltic Timber Corp.	400	21,048
Dow Chemical Co. (The)	6,900	212,727
E.I. du Pont de Nemours & Co.	2,600	103,584
Eagle Materials, Inc.	1,700	54,179
Eastman Chemical Co.	1,200	80,304
#Ecolab, Inc.	600	29,304
*Ferro Corp.	2,200	24,024
#*Flotek Industries, Inc.	200	406
FMC Corp.	300	19,092
Freeport-McMoRan Copper & Gold, Inc. Class B	1,400	105,742
Friedman Industries, Inc.	300	1,776
*General Moly, Inc.	600	2,244
*Georgia Gulf Corp.	28	575
*Graphic Packaging Holding Co.	5,780	21,328
Greif, Inc. Class A	600	35,508
H.B. Fuller Co.	1,500	35,175
Haynes International, Inc.	100	3,591
*Headwaters, Inc.	1,500	9,000
#*Hecla Mining Co.	2,700	16,119
Huntsman Corp.	5,100	58,191

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
ICO, Inc.	400	$3,428
Innophos Holdings, Inc.	1,100	31,339
*Innospec, Inc.	200	2,662
International Flavors & Fragrances, Inc.	300	15,027
International Paper Co.	5,300	141,722
Kaiser Aluminum Corp.	900	36,171
*KapStone Paper & Packaging Corp.	1,200	15,480
KMG Chemicals, Inc.	300	5,532
Koppers Holdings, Inc.	100	2,817
*Landec Corp.	800	4,904
#*Louisiana-Pacific Corp.	2,100	24,696
*LSB Industries, Inc.	200	3,552
Lubrizol Corp.	1,000	90,340
#Martin Marietta Materials, Inc.	200	19,176
*Material Sciences Corp.	400	1,416
#MeadWestavco Corp.	4,800	130,416
Minerals Technologies, Inc.	600	34,620
Monsanto Co.	900	56,754
Mosaic Co. (The)	800	40,912
Myers Industries, Inc.	200	2,172
#Nalco Holding Co.	900	22,257
*Nanophase Technologies Corp.	300	525
NewMarket Corp.	300	33,000
Newmont Mining Corp.	2,600	145,808
NL Industries, Inc.	1,600	13,584
Nucor Corp.	1,200	54,384
Olin Corp.	2,100	44,100
Olympic Steel, Inc.	500	15,890
*OM Group, Inc.	900	33,975
*Omnova Solutions, Inc.	746	5,707
*Owens-Illinois, Inc.	700	24,808
Packaging Corp. of America	2,400	59,352
*Pactiv Corp.	700	17,787
*Penford Corp.	200	1,850
*PolyOne Corp.	4,011	45,364
PPG Industries, Inc.	600	42,222
Praxair, Inc.	600	50,262
Quaker Chemical Corp.	400	12,588
Reliance Steel & Aluminum Co.	1,400	68,334
Rock-Tenn Co. Class A	1,100	56,760
*Rockwood Holdings, Inc.	3,300	98,802
#Royal Gold, Inc.	900	46,062
RPM International, Inc.	3,500	77,280
#*RTI International Metals, Inc.	700	18,935
Schnitzer Steel Industries, Inc. Class A	600	32,400
Schweitzer-Maudoit International, Inc.	500	28,460
Scotts Miracle-Gro Co. Class A (The)	500	24,225
Sealed Air Corp.	2,400	51,600
Sensient Technologies Corp.	1,900	59,907
Silgan Holdings, Inc.	400	24,132
Southern Copper Corp.	1,800	55,044
*Spartech Corp.	1,500	21,360
#Steel Dynamics, Inc.	3,400	53,414
Stepan Co.	300	22,725
#*Stillwater Mining Co.	4,700	79,430
Temple-Inland, Inc.	2,400	55,968
#Texas Industries, Inc.	1,000	37,840
#*Titanium Metals Corp.	700	10,794
#*U.S. Gold Corp.	2,200	7,502
*United States Lime & Minerals, Inc.	200	8,150
#United States Steel Corp.	1,600	87,456

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Universal Stainless & Alloy Products, Inc.	200	$4,666
Valhi, Inc.	900	25,758
Valspar Corp.	3,000	93,960
Vulcan Materials Co.	500	28,640
#Walter Energy, Inc.	700	56,567
*Wausau Paper Corp.	2,200	19,470
#Westlake Chemical Corp.	2,581	72,474
Weyerhaeuser Co.	2,000	99,040
#Worthington Industries, Inc.	2,400	38,328
*WR Grace & Co.	800	23,112
#Zep, Inc.	200	3,688
*Zoltek Cos., Inc.	500	4,920

Total Materials		4,996,914

Other — (0.0%)
—*Softbrands, Inc. Escrow Shares	600	—

Telecommunication Services — (2.4%)
#Alaska Communications Systems Group, Inc.	900	7,704
*American Tower Corp.	900	36,729
AT&T, Inc.	31,387	817,945
Atlantic Tele-Network, Inc.	400	22,072
#*Cbeyond, Inc.	300	4,614
CenturyTel, Inc.	2,622	89,436
*Cincinnati Bell, Inc.	4,600	15,502
*Cogent Communications Group, Inc.	700	7,147
#Consolidated Communications Holdings, Inc.	1,000	18,550
*Crown Castle International Corp.	3,000	113,550
*FiberTower Corp.	60	326
#Frontier Communications Corp.	4,800	38,208
*General Communications, Inc. Class A	1,100	6,765
*Global Crossing, Ltd.	400	5,940
HickoryTech Corp.	250	2,118
*IDT Corp. Class B	400	3,964
Iowa Telecommunications Services, Inc.	700	11,788
#*Leap Wireless International, Inc.	3,000	54,960
*Level 3 Communications, Inc.	2,800	4,368
*NII Holdings, Inc.	500	21,210
*PAETEC Holding Corp.	1,200	5,976
#*Premiere Global Services, Inc.	1,600	14,992
Qwest Communications International, Inc.	6,700	35,041
*SBA Communications Corp.	700	24,759
#*Sprint Nextel Corp.	33,000	140,250
*SureWest Communications	400	3,440
*Syniverse Holdings, Inc.	1,900	38,152
#Telephone & Data Systems, Inc.	1,300	45,058
Telephone & Data Systems, Inc. Special Shares	500	15,140
*tw telecom, inc.	1,200	21,360
*United States Cellular Corp.	1,400	58,912
Verizon Communications, Inc.	34,440	994,972
#Windstream Corp.	1,925	21,271

Total Telecommunication Services		2,702,219

Utilities — (2.2%)
*AES Corp.	2,997	34,585
AGL Resources, Inc.	1,200	47,412
Allegheny Energy, Inc.	700	15,246
#ALLETE, Inc.	800	29,176
#Alliant Energy Corp.	400	13,680
#Ameren Corp.	1,300	33,748
American Electric Power Co., Inc.	1,100	37,730

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#American States Water Co.	300	$11,196
#Aqua America, Inc.	1,500	27,495
Artesian Resources Corp.	200	3,788
Atmos Energy Corp.	1,300	38,454
#Avista Corp.	1,000	21,630
#Black Hills Corp.	700	23,023
#*Cadiz, Inc.	300	3,741
#California Water Service Group	400	15,492
*Calpine Corp.	3,100	42,253
CenterPoint Energy, Inc.	1,600	22,976
Central Vermont Public Service Corp.	200	4,362
CH Energy Group, Inc.	300	12,426
Chesapeake Utilities Corp.	241	7,259
#Cleco Corp.	900	24,660
#CMS Energy Corp.	1,000	16,260
Connecticut Water Services, Inc.	200	4,738
Consolidated Edison, Inc.	700	31,640
Constellation Energy Group, Inc.	400	14,140
Dominion Resources, Inc.	1,200	50,160
DPL, Inc.	500	14,090
DTE Energy Co.	800	38,536
Duke Energy Corp.	2,700	45,306
#*Dynegy, Inc.	6,500	8,645
Edison International, Inc.	700	24,059
*El Paso Electric Co.	800	17,000
#Empire District Electric Co.	1,000	19,510
Energen Corp.	300	14,661
Entergy Corp.	500	40,645
EQT Corp.	400	17,396
Exelon Corp.	1,400	61,026
FirstEnergy Corp.	700	26,509
FPL Group, Inc.	900	46,845
Great Plains Energy, Inc.	1,400	27,062
#Hawaiian Electric Industries, Inc.	1,300	30,355
IDACORP, Inc.	800	28,864
Integrys Energy Group, Inc.	600	29,766
#ITC Holdings Corp.	800	44,664
Laclede Group, Inc.	500	17,040
MDU Resources Group, Inc.	800	16,960
#MGE Energy, Inc.	400	14,704
Middlesex Water Co.	600	10,836
*Mirant Corp.	2,500	29,150
National Fuel Gas Co.	300	15,606
#New Jersey Resources Corp.	700	26,411
Nicor, Inc.	400	17,404
NiSource, Inc.	1,200	19,560
Northeast Utilities, Inc.	700	19,453
Northwest Natural Gas Co.	400	18,956
*NRG Energy, Inc.	3,400	82,178
NSTAR	600	21,960
NV Energy, Inc.	3,400	42,466
OGE Energy Corp.	500	20,690
#Oneok, Inc.	600	29,484
#Ormat Technologies, Inc.	1,400	44,604
Pepco Holdings, Inc.	800	13,392
PG&E Corp.	800	35,040
Piedmont Natural Gas Co.	1,000	27,500
Pinnacle West Capital Corp.	500	18,670
PNM Resources, Inc.	800	10,872
Portland General Electric Co.	1,120	22,266
PPL Corp.	800	19,808

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Progress Energy, Inc.	800	$31,936
Public Service Enterprise Group, Inc.	5,500	176,715
Questar Corp.	2,300	110,285
*RRI Energy, Inc.	5,900	24,013
SCANA Corp.	400	15,788
Sempra Energy	600	29,508
SJW Corp.	600	16,488
South Jersey Industries, Inc.	600	27,066
#Southern Co.	1,800	62,208
Southwest Gas Corp.	1,000	31,100
Southwest Water Co.	400	4,268
TECO Energy, Inc.	960	16,253
UGI Corp.	1,200	32,988
UIL Holdings Corp.	500	14,515
#Unisource Energy Corp.	400	13,328
Unitil Corp.	100	2,208
Vectren Corp.	800	20,008
Westar Energy, Inc.	1,600	37,904
WGL Holdings, Inc.	700	25,018
Wisconsin Energy Corp.	400	21,004
#Xcel Energy, Inc.	1,100	23,925
York Water Co.	160	2,200
Total Utilities		2,455,945

TOTAL COMMON STOCKS		82,868,426

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $340,000 FHLMC 5.00%, 10/15/24, valued at $365,075) to be repurchase at $356,006	$356	356,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (26.6%)
§@DFA Short Term Investment Fund	28,544,947	28,544,947
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $1,507,694 FNMA 7.000%, 04/01/37 & U.S. Treasury Note 2.625%, 05/31/10, valued at $970,829) to be repurchased at $949,416	$949	949,402
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $1,275,000 FNMA 5.000%, 05/01/34, valued at $639,133) to be repurchased at $619,401	619	619,391

TOTAL SECURITIES LENDING COLLATERAL		30,113,740

TOTAL INVESTMENTS — (100.0%) (Cost $122,207,636)		$113,338,166

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (85.8%)
AUSTRALIA — (6.1%)
Adelaide Brighton, Ltd.	6,034	$16,231
AGL Energy, Ltd.	1,753	24,275
Alumina, Ltd.	36,241	51,180
Amalgamated Holdings, Ltd.	4,182	22,801
Amcor, Ltd.	22,262	134,725
#AMP, Ltd.	3,988	22,886
APA Group, Ltd.	3,911	13,042
#APN News & Media, Ltd.	5,416	12,154
#*Aquila Resources, Ltd.	2,204	20,557
*Arrow Energy, Ltd.	2,764	13,040
*Asciano Group, Ltd.	30,892	47,942
ASX, Ltd.	1,133	34,254
#*Austar United Communications, Ltd.	13,491	14,466
Australia & New Zealand Banking Group, Ltd.	12,711	281,539
Australian Infrastructure Fund NL	10,808	19,630
*Australian Worldwide Exploration, Ltd.	11,677	26,390
Automotive Holdings Group NL	5,863	14,682
AXA Asia Pacific Holdings, Ltd.	6,839	38,794
*Babcock & Brown Infrastructure Group, Ltd.	1	4
Bank of Queensland, Ltd.	5,542	64,211
Beach Petroleum, Ltd.	17,534	12,616
Bendigo Bank, Ltd.	4,699	42,492
BHP Billiton, Ltd. Sponsored ADR	2,200	160,138
#Billabong International, Ltd.	5,123	53,810
*BlueScope Steel, Ltd.	25,498	61,179
Boral, Ltd.	17,799	96,222
Bradken, Ltd.	1,584	10,602
Brambles, Ltd.	2,733	18,171
Brickworks, Ltd.	1,710	20,445
Caltex Australia, Ltd.	3,267	34,867
Campbell Brothers, Ltd.	989	27,132
Centennial Coal Co., Ltd.	7,712	30,012
Challenger Financial Services Group, Ltd.	9,885	37,512
Coca-Cola Amatil, Ltd.	3,099	31,993
Commonwealth Bank of Australia NL	7,270	388,978
Computershare, Ltd.	4,842	52,583
ConnectEast Group, Ltd.	48,175	18,969
#Crane Group, Ltd.	913	7,590
CSR, Ltd.	48,224	76,859
#David Jones, Ltd.	11,469	49,175
Downer EDI, Ltd.	12,691	81,138
DUET Group, Ltd.	14,796	24,142
*Elders, Ltd.	9,306	10,204
*Energy World Corp., Ltd.	12,801	6,062
Envestra, Ltd.	35,078	16,715
#Fairfax Media, Ltd.	54,103	85,385
FKP Property Group, Ltd.	14,216	11,112
Flight Centre, Ltd.	646	11,762
Goodman Fielder, Ltd.	44,214	59,348
Graincorp, Ltd. Series A	2,702	14,375
GUD Holdings, Ltd.	1,756	14,645
#GWA International, Ltd.	5,833	17,065
Harvey Norman Holdings, Ltd.	12,250	38,246
Hills Industries, Ltd.	5,255	12,096
*Iluka Resources, Ltd.	6,256	26,640
Incitec Pivot, Ltd.	33,564	99,234
Insurance Australia Group, Ltd.	31,288	110,019
Ioof Holdings, Ltd.	2,294	13,874

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Iress Market Technology, Ltd.	2,664	$20,846
*James Hardie Industries SE Sponsored ADR	600	21,276
#JB Hi-Fi, Ltd.	833	14,828
#*Kimberley Metals, Ltd.	2,746	534
Leighton Holdings, Ltd.	364	12,265
Lend Lease Group NL	6,437	50,665
Lihir Gold, Ltd.	7,425	26,239
#Macarthur Coal, Ltd.	1,638	22,947
MacMahon Holdings, Ltd.	23,515	15,589
Macquarie Group, Ltd.	3,881	176,974
Metcash, Ltd.	18,821	70,731
*Minara Resources, Ltd.	5,762	4,608
Mincor Resources NL	4,393	7,606
Monadelphous Group, Ltd.	1,313	18,617
*Mount Gibson Iron, Ltd.	8,762	13,534
#*Murchison Metals, Ltd.	4,058	8,455
National Australia Bank, Ltd.	15,238	389,314
*Navitas, Ltd.	4,902	23,461
#Nufarm, Ltd.	4,253	29,858
OneSteel, Ltd.	16,070	51,685
Orica, Ltd.	2,763	67,005
Origin Energy, Ltd.	14,029	210,994
*OZ Minerals, Ltd.	20,178	21,239
*Pacific Brands, Ltd.	16,041	17,518
*Paladin Energy, Ltd.	5,796	21,107
Panoramic Resources, Ltd.	3,668	8,412
Peet, Ltd.	5,863	12,815
Perpetual Trustees Australia, Ltd.	313	9,903
*PMP, Ltd.	15,111	9,817
Premier Investments, Ltd.	1,327	8,774
Programmed Maintenance Service, Ltd.	6,629	20,711
*Qantas Airways, Ltd.	25,039	64,833
QBE Insurance Group, Ltd.	2,126	41,190
Reece Australia, Ltd.	772	17,831
Rio Tinto, Ltd.	910	59,460
*Riversdale Mining, Ltd.	2,941	24,684
*Roc Oil Co., Ltd.	10,705	4,288
#SAI Global, Ltd.	7,736	30,550
Salmat, Ltd.	4,935	20,730
Santos, Ltd.	5,383	68,294
*Seven Group Holdings, Ltd.	3,972	27,381
*Silex System, Ltd.	1,612	8,811
Sims Metal Management, Ltd.	4,216	79,252
Southern Cross Media Group NL	10,220	20,502
Spark Infrastructure Group, Ltd.	6,940	7,722
Spotless Group, Ltd.	8,895	23,039
Straits Resources, Ltd.	6,014	6,871
Suncorp-Metway, Ltd.	15,346	126,824
*Sunland Group, Ltd.	7,830	5,483
Telstra Corp., Ltd.	7,576	22,197
*Ten Network Holdings, Ltd.	8,071	13,445
#*Timbercorp, Ltd.	19,174	—
Toll Holdings, Ltd.	11,781	76,952
Tower Australia Group, Ltd.	10,373	24,896
Transfield Services, Ltd.	18,093	65,980
Transurban Group, Ltd.	4,490	21,130
UGL, Ltd.	2,473	33,439
Village Roadshow, Ltd.	4,000	9,179
*Virgin Blue Holdings, Ltd.	46,180	24,935
Washington H. Soul Pattinson & Co., Ltd.	5,620	74,017
Wesfarmers, Ltd.	4,911	131,651

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#West Australian Newspapers Holdings, Ltd.	1,421	$10,299
Westpac Banking Corp.	5,582	139,084
Westpac Banking Corp. Sponsored ADR	1,800	223,452
WHK Group, Ltd.	9,975	10,149
Woodside Petroleum, Ltd.	671	27,826
Woolworths, Ltd.	1,333	33,299

TOTAL AUSTRALIA		5,724,212

AUSTRIA — (0.5%)
Agrana Beteiligungs AG	195	19,402
Andritz AG	334	20,450
*A-TEC Industries AG	464	6,229
#Erste Group Bank AG	2,853	126,669
#Oesterreichischen Elektrizitaetswirtschafts AG	290	10,788
#Oesterreichischen Post AG	380	10,902
OMV AG	812	29,015
#Raiffeisen International Bank Holding AG	1,451	70,650
*RHI AG	422	14,090
#Schoeller-Bleckmann Oilfield Equipment AG	121	6,323
Telekom Austria AG	2,696	35,814
Vienna Insurance Group AG	686	33,531
Voestalpine AG	693	25,777
*Wienerberger AG	1,876	34,875
*Zumtobel AG	642	13,844

TOTAL AUSTRIA		458,359

BELGIUM — (0.7%)
Ackermans & van Haaren NV	765	52,810
*Banque Nationale de Belgique SA	6	31,858
*Barco NV	411	22,177
Bekaert SA	358	64,008
Belgacom SA	497	17,454
#Compagnie d’Entreprises CFE	220	12,215
#Compagnie Maritime Belge SA	293	9,130
#Delhaize Group SA Sponsored ADR	1,800	148,986
#*Dexia SA	8,512	45,996
D’Ieteren SA	72	33,727
#Elia System Operator SA NV	591	22,483
Euronav SA	852	18,817
Exmar NV	649	4,561
*KBC Groep NV	1,299	58,120
Mobistar SA	266	16,350
*Telenet Group Holding NV	699	21,144
Tessenderlo Chemie NV	868	27,794
#Umicore SA	1,145	41,868

TOTAL BELGIUM		649,498

CANADA — (9.1%)
*Absolute Software Corp.	500	2,185
Aecon Group, Inc.	700	8,717
AGF Management, Ltd. Class B	962	16,469
#Agnico Eagle Mines, Ltd.	802	50,869
Agrium, Inc.	900	56,190
*Alamos Gold, Inc.	1,800	26,740
*Alexco Resource Corp.	3,400	13,154
Alimentation Couche-Taro, Inc. Class B	2,000	37,310
*Amerigo Resources, Ltd.	6,500	5,695
*Antrim Energy, Inc.	3,100	3,204
#*Anvil Mining, Ltd.	1,500	5,419
Astral Media, Inc. Class A	2,100	72,977

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
* Ballard Power Systems, Inc.	2,600	$6,169
# Bank of Montreal	4,535	281,663
Bank of Nova Scotia	1,600	81,559
Barrick Gold Corp.	3,500	152,638
BCE, Inc.	118	3,545
#*Birchcliff Energy, Ltd.	900	8,001
Bombardier, Inc. Class B	7,800	40,697
CAE, Inc.	3,740	34,241
Cameco Corp.	1,400	34,511
Canaccord Capital, Inc.	1,100	11,370
Canada Bread Co., Ltd.	400	19,728
Canadian Imperial Bank of Commerce	1,115	81,841
Canadian National Railway Co.	3,400	203,471
Canadian National Resources, Ltd.	1,600	123,221
Canadian Pacific Railway, Ltd.	2,000	117,897
#Canadian Tire Corp. Class A	700	38,535
Canadian Utilities, Ltd. Class A	1,400	62,530
Canadian Western Bank	1,200	28,340
Canam Group, Inc.	1,300	10,673
*Canfor Corp.	830	8,514
Cascades, Inc.	2,400	18,712
*Catalyst Paper Corp.	11,600	3,197
CCL Industries, Inc. Class B	700	19,840
*Celestica, Inc.	5,200	51,294
*Celtic Exploration, Ltd.	700	14,699
Cenovus Energy, Inc.	3,890	114,387
*CGI Group, Inc.	2,700	39,976
*Clarke, Inc.	1,100	3,909
Cogeco Cable, Inc.	200	6,954
*Compton Petroleum Corp.	1,500	1,432
*Connacher Oil & Gas, Ltd.	5,200	8,958
*Corridor Resources, Inc.	500	2,899
Corus Entertainment, Inc. Class B	2,200	44,290
*Crew Energy, Inc.	1,200	21,559
*Crystallex International Corp.	9,200	3,713
#*Denison Mines Corp.	2,000	3,190
Dorel Industries, Inc. Class B	500	17,705
*Dundee Precious Metals, Inc.	2,800	11,164
DundeeWealth, Inc.	2,320	33,848
*Eastern Platinum, Ltd.	16,800	23,816
E-L Financial Corp., Ltd.	34	16,068
*Eldorado Gold Corp.	10,559	162,158
Empire Co., Ltd. Class A	700	36,509
Enbridge, Inc.	3,024	146,854
EnCana Corp.	3,890	128,671
Ensign Energy Services, Inc.	2,800	37,846
*Equinox Minerals, Ltd.	22,800	90,230
Equitable Group, Inc.	500	11,961
*Euro Goldfields, Ltd.	3,700	27,063
*Fairborne Energy, Ltd.	1,000	4,361
Fairfax Financial Holdings, Ltd.	500	189,506
Finning International, Inc.	3,300	64,421
#First Quantum Minerals, Ltd.	1,700	130,437
*Flint Energy Services, Ltd.	400	5,281
#*FNX Mining Co., Inc.	700	9,207
Fortis, Inc.	2,300	63,512
Forzani Group, Ltd. Class A	1,300	21,283
*Fronteer Development Group, Inc.	1,330	8,183
#*Galleon Energy, Inc. Class A	1,500	10,411
George Weston, Ltd.	800	57,421
*Gerdau Ameristeel Corp.	2,500	18,828

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*Gildan Activewear, Inc.	800	$23,217
Goldcorp, Inc.	7,738	334,491
*Golden Star Resources, Ltd.	8,100	36,760
#*Great Basin Gold, Ltd.	5,600	10,640
Great-West Lifeco, Inc.	700	18,999
Groupe Aeroplan, Inc.	8,600	93,975
*Harry Winston Diamond Corp.	500	5,498
Home Capital Group, Inc.	400	18,704
*HudBay Minerals, Inc.	1,100	13,991
Husky Energy, Inc.	500	14,132
IAMGOLD Corp.	7,600	136,019
IGM Financial, Inc.	800	33,211
*Imperial Metals Corp.	1,200	23,296
Imperial Oil, Ltd.	600	25,192
Industrial Alliance Insurance & Financial Services, Inc.	2,200	75,889
Inmet Mining Corp.	1,700	88,247
Intact Financial Corp.	2,400	103,957
*Intermap Technologies, Ltd.	1,800	2,481
*International Forest Products, Ltd. Series A	2,000	10,849
#*Iteration Energy, Ltd.	400	665
#*Ivanhoe Energy, Inc.	3,900	12,247
*Ivanhoe Mines, Ltd.	1,500	23,878
Kingsway Financial Services, Inc.	1,700	3,715
Kinross Gold Corp.	5,881	112,317
*Kirkland Lake Gold, Inc.	500	3,839
Laurentian Bank of Canada	400	17,373
Leon’s Furniture, Ltd.	400	4,863
Linamar Corp.	1,500	30,094
Loblaw Cos., Ltd.	1,300	47,787
*Lundin Mining Corp.	5,200	24,521
*MacDonald Dettweiler & Associates, Ltd.	500	19,920
*Magna International, Inc. Class A	1,900	124,946
Major Drilling Group International, Inc.	300	7,785
#Manitoba Telecom Services, Inc.	500	15,997
Manulife Financial Corp.	10,200	183,957
Maple Leaf Foods, Inc.	2,300	21,827
*Martinrea International, Inc.	3,400	30,760
*Maxim Power Corp.	1,600	5,214
*Mega Uranium, Ltd.	1,500	827
Methanex Corp.	2,600	60,482
Metro, Inc. Class A	2,600	114,924
#National Bank of Canada	2,500	152,835
Nexen, Inc.	4,131	100,449
Niko Resources, Ltd.	200	21,924
*Norbord, Inc.	330	6,462
#*North American Palladium, Ltd.	2,000	9,333
*Northgate Minerals Corp.	6,600	21,441
Nuvista Energy, Ltd.	600	7,212
*Open Text Corp.	1,100	46,597
#*OPTI Canada, Inc.	3,700	8,341
Pan Amer Silver Corp.	500	13,275
*Paramount Resources, Ltd. Class A	1,200	20,732
*Parkbridge Lifestyles Communities, Inc.	300	1,621
Pason Systems, Inc.	300	3,603
#PetroBakken Energy, Ltd.	1,420	38,556
*Petrobank Energy & Resources, Ltd.	500	25,217
Potash Corp. of Saskatchewan, Inc.	300	33,145
Progress Energy Resources Corp.	500	5,990
#*Quadra Mining, Ltd.	1,100	16,698
Quebecor, Inc. Class B	1,200	42,693
*Quest Capital Corp.	7,300	9,774

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Reitmans Canada, Ltd. Class A	500	$9,264
*Research In Motion, Ltd.	600	42,764
#Rogers Communications, Inc. Class B	600	21,388
*RONA, Inc.	3,000	51,240
Royal Bank of Canada	3,051	184,988
#Russel Metals, Inc.	1,700	35,680
Saputo, Inc.	800	22,532
Savanna Energy Services Corp.	1,200	7,714
*SEMAFO, Inc.	7,800	49,758
ShawCor, Ltd.	1,000	28,549
Sherritt International Corp.	3,700	28,775
*Shore Gold, Inc.	5,600	4,741
*Sierra Wireless, Inc.	900	7,292
*Silver Standard Resources, Inc.	400	8,218
*Silver Wheaton Corp.	4,900	96,283
*Sino-Forest Corp.	4,400	78,228
SNC-Lavalin Group, Inc.	600	29,793
*Stantec, Inc.	500	12,724
Suncor Energy, Inc.	6,292	215,246
*SunOpta, Inc.	300	1,359
Talisman Energy, Inc.	12,100	205,955
*Teck Resources, Ltd. Class B	10,363	407,256
Telus Corp. (2381093)	400	14,798
#*Thompson Creek Metals Co., Inc.	1,300	16,650
#Thomson Reuters Corp.	4,557	164,192
Tim Hortons, Inc.	1,100	36,363
#TMX Group, Inc.	1,100	31,447
Toromont Industries, Ltd.	600	16,769
#Toronto Dominion Bank	5,100	379,061
#Torstar Corp. Class B	500	5,498
#TransAlta Corp.	4,400	90,530
TransCanada Corp.	3,265	115,197
Transcontinental, Inc. Class A	1,600	19,941
Trican Well Service, Ltd.	2,600	33,018
*U308 Corp.	188	80
#*UEX Corp.	300	227
Uni-Select, Inc.	300	8,190
#*Uranium One, Inc.	7,700	19,481
*Vector Aerospace Corp.	700	4,321
*Viterra, Inc.	4,600	38,945
*Wesdome Gold Mines, Ltd.	8,700	20,555
West Fraser Timber Co., Ltd.	1,200	51,979
Western Financial Group, Inc.	3,000	9,037
Winpak, Ltd.	1,142	10,770
Yamana Gold, Inc.	3,700	40,395

TOTAL CANADA		8,534,401

DENMARK — (0.7%)
#A.P. Moller — Maersk A.S.	8	67,170
*Aktieselskabet Roskilde Bank A.S.	170	11
*Alm. Brand A.S.	300	4,327
Auriga Industries A.S. Series B	600	10,613
#D/S Norden A.S.	792	36,342
Danisco A.S.	1,572	113,519
*Danske Bank A.S.	3,545	92,552
DSV A.S.	1,928	34,462
#East Asiatic Co., Ltd. A.S.	400	10,995
FLSmidth & Co. A.S.	1,018	76,705
#*Greentech Energy Systems A.S.	900	2,825
*Jyske Bank A.S.	1,740	70,278
NKT Holding A.S.	350	20,412

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
DENMARK — (Continued)
#Novozymes A.S. Series B	150	$18,035
*Ringkjoebing Landbobank A.S.	78	8,731
Rockwool International A.S.	60	5,705
Schouw & Co. A.S.	300	7,189
SimCorp A.S.	60	11,510
Solar Holdings A.S. Series B	125	8,499
*Spar Nord Bank A.S.	600	6,886
*Sydbank A.S.	1,000	29,308
#*Topdanmark A.S.	292	36,054
Torm A.S. ADR	500	5,405
#Trygvesta A.S.	71	4,383
*Vestas Wind Systems A.S.	350	21,356
*Vestjysk Bank A.S.	250	4,185

TOTAL DENMARK		707,457

FINLAND — (1.5%)
#*Ahlstrom Oyj	445	6,961
#Alma Media Oyj	1,213	11,790
#Amer Sports Oyj Series A	2,045	24,087
#Cramo Oyj	564	11,268
Elisa Oyj	2,250	43,066
#*Finnair Oyj	1,332	7,575
Fiskars Oyj Abp Series A	531	8,312
Fortum Oyj	2,195	56,717
Huhtamaki Oyj	1,038	12,074
KCI Konecranes Oyj	758	24,335
Kemira Oyj	1,641	20,134
Kesko Oyj	1,925	74,624
Kone Oyj Series B	1,324	58,258
*Lassila & Tikanoja Oyj	596	11,977
Metso Corp. Oyj	3,105	119,776
Metso Corp. Oyj Sponsored ADR	700	27,265
#Neste Oil Oyj	3,249	52,596
#Nokia Oyj Sponsored ADR	5,300	64,448
Outokumpu Oyj	3,715	78,129
#Pohjola Bank P.L.C.	4,194	45,807
#Poyry Oyj	726	10,148
Raisio P.L.C.	7,337	26,833
#Ramirent Oyj	1,350	15,470
#Rautaruukki Oyj Series K	1,270	26,631
#Ruukki Group Oyj	3,453	8,316
#Sampo Oyj	5,382	132,289
Sanoma Oyj	2,100	40,645
Stockmann Oyj Abp Series A	1,273	50,158
#Stockmann Oyj Abp Series B	646	24,101
Stora Enso Oyj Sponsored ADR	9,200	75,808
#*Tikkurila Oyj	410	8,652
UPM-Kymmene Oyj Sponsored ADR	8,400	120,204
#Uponor Oyj Series A	782	14,305
Vaisala Oyj Series A	214	6,318
#Wartsila Corp. Oyj Series B	563	28,667
Yit Oyj	4,202	88,753

TOTAL FINLAND		1,436,497

FRANCE — (7.0%)
Accor SA	877	50,110
Aeroports de Paris SA	386	31,767
#*Air France-KLM SA	4,767	74,999
Air Liquide SA	763	89,012
*Alcatel-Lucent SA	19,799	63,111
*Alcatel-Lucent SA Sponsored ADR	4,700	14,899

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Alstom SA	858	$50,345
*ALTEN SA	785	22,906
#*Altran Technologies SA	3,293	15,815
#April Group SA	199	6,189
Arkema SA	1,598	66,664
#*Atos Origin SA	1,899	96,227
AXA SA Sponsored ADR	4,900	93,884
BNP Paribas SA	5,215	358,199
#Bonduelle SA	293	31,620
*Bongrain SA	259	20,304
#Bourbon SA	1,574	68,183
#Bouygues SA	2,649	131,258
Canal Plus SA	972	7,554
Capgemini SA	3,834	193,115
Carbone Lorraine SA	191	6,969
#Carrefour SA	1,384	67,835
#Casino Guichard Perrachon SA	832	73,443
CEGID Group SA	257	6,996
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	3,000	90,180
Ciments Francais SA	162	16,364
*Club Mediterranee SA	316	5,293
CNP Assurances SA	713	60,018
Compagnie de Saint-Gobain SA	3,863	190,699
#*Compagnie Generale de Geophysique-Veritas SA	576	17,341
Compagnie Generale des Establissements Michelin SA Series B	1,937	140,325
Credit Agricole SA	6,985	99,851
#Danone SA	787	46,370
Dassault Systemes SA	280	18,193
Delachaux SA	227	14,478
#Eiffage SA	799	41,247
Electricite de France SA	694	37,194
Esso S.A.F.	76	10,146
Establissements Maurel et Prom SA	1,811	28,002
Euler Hermes SA	688	56,907
*Euro Disney SCA	810	5,075
European Aeronautic Defence & Space Co. SA	5,210	96,765
Eutelsat Communications SA	1,141	40,618
*Faurecia SA	660	13,223
France Telecom SA Sponsored ADR	7,400	162,800
#GDF Suez SA	2,734	97,231
#*Gemalto NV	1,352	60,268
*Groupe Eurotunnel SA	6,043	55,182
Groupe Steria SCA	727	22,837
Guyenne et Gascogne SA	100	10,287
Havas SA	7,086	37,952
#Hermes International SA	125	16,527
#Imerys SA	950	57,913
Ingenico SA	1,554	38,802
Ipsos SA	330	12,629
#*JC Decaux SA	1,124	32,317
Lafarge SA	439	31,828
Lafarge SA Sponsored ADR	5,400	98,172
#Lagardere SCA	2,877	116,038
#Legrand SA	952	30,998
#L’Oreal SA	528	54,872
M6 Metropole Television SA	1,252	32,371
*Natixis SA	12,923	66,089
#Neopost SA	392	31,174
#Nexans SA	667	52,580
Nexity SA	1,096	40,038
Norbert Dentressangle SA	122	9,543

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*NRJ Group SA	928	$9,180
PagesJaunes SA	1,400	16,773
*Peugeot SA	4,308	127,234
Pierre & Vacances SA	114	9,200
Plastic Omnium SA	372	16,282
PPR SA	1,001	134,534
Publicis Groupe SA ADR	2,800	61,544
Rallye SA	349	12,839
*Renault SA	2,388	110,636
*Rexel SA	6,230	105,667
*Rhodia SA	3,158	72,939
#Rubis SA	182	14,982
Safran SA	5,610	142,538
#Schneider Electric SA	921	104,560
#SCOR SE	4,800	113,226
SEB SA	559	42,515
Societe BIC SA	967	75,178
Societe Generale Paris SA	4,738	253,006
#Societe Television Francaise 1 SA	1,498	27,777
Somfy SA	74	14,604
Sperian Protection SA	139	13,016
Stef-TFE SA	282	16,132
STMicroelectronics NV	3,725	34,492
#STMicroelectronics NV ADR	6,800	62,560
Suez Environnement SA	1,619	35,089
#*Technicolor SA	5,156	5,400
#Technip SA	688	55,013
Technip SA ADR	1,700	136,425
Teleperformance SA	805	28,140
Thales SA	366	13,630
Total SA Sponsored ADR	4,900	266,462
#*UbiSoft Entertainment SA	718	9,161
*Valeo SA	1,428	47,764
#Vallourec SA	670	133,453
Veolia Environnement SA ADR	600	18,714
#Vilmorin & Cie SA	177	17,026
Vinci SA	1,680	93,619
Vivendi SA	8,293	217,546
Zodiac Aerospace SA	567	29,564

TOTAL FRANCE		6,536,561

GERMANY — (5.6%)
*Aareal Bank AG	716	15,623
#Adidas-Salomon AG	795	46,846
#Allianz SE	3,352	383,313
Aurubis AG	881	44,612
#BASF SE	3,776	220,231
Bauer AG	343	14,307
Bayerische Motoren Werke AG	2,674	132,248
#Beiersdorf AG	364	20,577
Bilfinger Berger AG	1,225	81,242
Comdirect Bank AG	1,445	15,700
#*Commerzbank AG	12,685	99,593
*Constantin Medien AG	1,864	4,467
Daimler AG (5529027)	1,406	71,952
Daimler AG (D1668R123)	4,800	244,512
*Demag Cranes AG	201	6,927
Deutsche Bank AG (5750355)	762	53,186
Deutsche Bank AG (D18190898)	4,200	288,456
Deutsche Boerse AG	826	63,391
Deutsche Lufthansa AG	2,937	48,841

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Deutsche Post AG	9,624	$156,097
*Deutsche Postbank AG	608	20,727
Deutsche Telekom AG	21,052	276,962
Douglas Holding AG	434	19,575
E.ON AG Sponsored ADR	8,830	326,180
ElreingKlinger AG	2,304	64,410
Fielmann AG	139	10,502
Fraport AG	799	41,428
*Freenet AG	1,764	20,596
#Fuchs Petrolub AG	205	19,579
GEA Group AG	911	20,229
Generali Deutschland Holding AG	221	24,664
GFK SE	1,109	41,199
Grenkeleasing AG	598	25,937
#*Hannover Rueckversicherung AG	1,501	70,808
*Heidelberger Druckmaschinen AG	1,470	12,320
#Heidelberger Zement AG	179	11,045
#Henkel AG & Co. KGaA	615	27,814
Hochtief AG	402	33,135
Indus Holding AG	565	11,667
#*Infineon Technologies AG	20,855	147,133
*Infineon Technologies AG ADR	8,780	61,460
#*IVG Immobilien AG	2,827	22,379
*Jenoptik AG	847	4,873
#K&S AG	950	54,633
*Kloeckner & Co. SE	2,176	57,677
Kontron AG	1,112	10,605
#Krones AG	594	34,010
*Kuka AG	447	6,779
KWS Saat AG	62	10,115
Lanxess AG	2,174	102,666
Leoni AG	483	11,184
#Linde AG	1,555	185,797
MAN SE	1,204	113,089
Medion AG	754	9,927
#Metro AG	443	26,600
MLP AG	505	5,045
MTU Aero Engines Holding AG	1,581	86,680
#Munchener Rueckversicherungs-Gesellschaft AG	1,571	221,407
MVV Energie AG	213	8,811
*Nordex SE	312	3,236
*Pfleiderer AG	1,233	7,599
Porsche Automobil Holding SE	801	46,352
Praktiker Bau-und Heimwerkermaerkte Holding AG	4,011	40,788
Puma AG Rudolf Dassler Sport	106	35,406
Rational AG	59	9,646
Rheinmetall AG	925	64,388
*Roth & Rau AG	980	31,889
RWE AG	890	73,103
*Salzgitter AG	1,131	91,638
SAP AG Sponsored ADR	1,200	56,940
#*SGL Carbon SE	1,481	48,014
#Siemens AG Sponsored ADR	1,700	165,988
#*Singulus Technologies AG	1,966	15,919
*Sky Deutschland AG	6,216	13,424
#Solarworld AG	399	5,765
Suedzucker AG	1,444	29,414
Symrise AG	1,144	29,108
ThyssenKrupp AG	3,676	119,533
#*TUI AG	4,500	49,618
*United Internet AG	1,164	17,453

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#*Versatel AG	418	$3,936
#Wacker Chemie AG	83	12,058
Wincor Nixdorf AG	382	25,980

TOTAL GERMANY		5,268,963

GREECE — (0.7%)
*Agricultural Bank of Greece S.A.	3,182	5,739
*Alpha Bank A.E.	8,245	66,779
*Anek Lines S.A.	1,587	822
*Aspis Bank S.A.	8,910	5,946
Bank of Greece S.A.	518	27,798
Coca-Cola Hellenic Bottling Co. S.A. ADR	750	19,920
*EFG Eurobank Ergasias S.A.	8,392	67,461
Ellaktor S.A.	4,143	19,517
EYDAP Athens Water Supply & Sewage Co. S.A.	690	5,715
Fourlis Holdings S.A.	501	4,986
*Frigoglass S.A.	562	7,585
GEK Terna S.A.	1,957	11,487
*Geniki Bank S.A.	5,350	4,542
*Halkor S.A.	3,691	4,215
Hellenic Petroleum S.A.	4,915	52,948
Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,300	7,358
Marfin Investment Group S.A.	20,219	38,758
Metka S.A.	797	10,355
Michaniki S.A.	2,081	2,093
Mytilineos Holdings S.A.	2,885	17,804
#National Bank of Greece S.A. ADR	25,584	83,404
*Nirefs Acquaculture S.A.	2,998	2,309
*Piraeus Bank S.A.	8,308	62,568
*Proton Bank S.A.	2,311	3,560
*Public Power Corp. S.A.	802	13,129
*Sidenor Steel Products Manufacturing Co. S.A.	2,131	8,444
Titan Cement Co. S.A.	2,498	66,471
*TT Hellenic Postbank S.A.	3,006	13,222
Viohalco S.A.	1,602	7,235

TOTAL GREECE		642,170

HONG KONG — (1.8%)
*Allied Properties, Ltd.	44,000	9,812
*Associated International Hotels, Ltd.	6,000	12,169
Bank of East Asia, Ltd.	6,464	22,895
C C Land Holdings, Ltd.	36,000	13,308
Cafe de Coral Holdings, Ltd.	10,000	24,101
*Cathay Pacific Airways, Ltd.	12,000	24,935
Cheung Kong Holdings, Ltd.	9,000	110,929
Chong Hing Bank, Ltd.	8,000	15,574
Chuang’s Consortium International, Ltd.	92,000	9,927
CLP Holdings, Ltd.	5,000	35,059
*Dah Sing Financial Holdings, Ltd.	3,600	20,447
Far East Consortium International, Ltd.	37,000	10,732
First Pacific Co., Ltd.	33,600	22,572
*Foxconn International Holdings, Ltd.	8,000	7,191
Giordano International, Ltd.	44,000	20,350
*Global Green Tech Group, Ltd.	112,480	4,204
*Goldin Properties Holdings, Ltd.	24,000	9,768
Great Eagle Holdings, Ltd.	11,463	32,078
Hang Lung Group, Ltd.	8,000	39,082
Hang Lung Properties, Ltd.	6,000	21,773
Henderson Land Development Co., Ltd.	10,000	62,713
Hong Kong & Shanghai Hotels, Ltd.	11,096	17,489
Hong Kong Electric Holdings, Ltd.	3,500	20,698

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Hong Kong Exchanges and Clearing, Ltd.	2,400	$39,250
Hopewell Holdings, Ltd.	17,000	49,546
Hutchison Telecommunications Hong Kong Holdings, Ltd.	15,000	3,096
*Hutchison Telecommunications International, Ltd.	15,000	4,158
Industrial & Commercial Bank of China Asia, Ltd.	19,000	47,267
*Johnson Electric Holdings, Ltd.	37,500	21,121
Kerry Properties, Ltd.	5,500	25,336
Kowloon Development Co., Ltd.	10,000	12,219
Lifestyle International Holdings, Ltd.	10,000	19,611
#*Melco International Development, Ltd.	18,000	8,201
*Mongolia Energy Corp., Ltd.	25,000	11,457
MTR Corp., Ltd.	10,500	36,796
New World Development Co., Ltd.	26,889	47,693
NWS Holdings, Ltd.	14,433	25,260
*Orient Overseas International, Ltd.	6,000	45,442
Pacific Basin Shipping, Ltd.	14,000	10,586
PCCW, Ltd.	34,000	10,278
Regal Hotels International Holdings, Ltd.	24,600	9,306
Shangri-La Asia, Ltd.	34,000	65,785
*Shun Tak Holdings, Ltd.	20,000	11,705
Sino Land Co., Ltd.	8,000	14,357
Smartone Telecommunications Holdings, Ltd.	10,500	11,776
Sun Hung Kai & Co., Ltd.	32,000	32,619
Sun Hung Kai Properties, Ltd.	9,000	124,663
*Superb Summit International Timber Co., Ltd.	71,000	3,201
Tai Cheung Holdings, Ltd.	23,000	13,714
Techtronic Industries Co., Ltd.	31,000	32,213
Television Broadcasts, Ltd.	4,000	19,188
Transport International Holdings, Ltd.	4,000	14,101
Varitronix International, Ltd.	17,000	6,130
Vtech Holdings, Ltd.	3,000	33,539
Wharf Holdings, Ltd.	14,625	79,282
Wheelock & Co., Ltd.	25,000	77,032
Wheelock Properties, Ltd.	40,000	64,516
Wing Hang Bank, Ltd.	2,000	20,389
Yue Yuen Industrial (Holdings), Ltd.	9,500	33,097

TOTAL HONG KONG		1,651,736

IRELAND — (0.5%)
*Aer Lingus Group P.L.C.	4,388	4,289
*Allied Irish Banks P.L.C. Sponsored ADR	7,100	27,264
*Bank of Ireland P.L.C. Sponsored ADR	3,300	29,469
CRH P.L.C.	3,683	105,323
CRH P.L.C. Sponsored ADR	3,300	94,347
DCC P.L.C.	1,532	41,060
*Dragon Oil P.L.C.	4,125	30,616
*Independent News & Media P.L.C.	7,976	1,479
*Irish Life & Permanent Group Holdings P.L.C.	7,636	30,416
Kerry Group P.L.C.(0490656)	1,125	35,975
Kerry Group P.L.C.(4519579)	1,098	35,286
*Kingspan Group P.L.C.	1,183	11,078

TOTAL IRELAND		446,602

ITALY — (2.4%)
A2A SpA	7,105	12,010
ACEA SpA	1,354	13,786
Assicurazioni Generali SpA	2,303	48,612
Atlantia SpA	1,698	36,139
*Autogrill SpA	1,015	12,363
Azimut Holding SpA	1,363	15,359
#Banca Carige SpA	20,964	53,258

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
Banca Monte Dei Paschi di Siena SpA	21,946	$30,386
#Banca Piccolo Credito Valtellinese Scarl	1,934	12,119
*Banca Popolare dell’Emilia Romagna Scrl	2,302	30,034
Banca Popolare dell’Etruria e del Lazio Scarl	2,054	10,213
Banca Popolare di Milano Scarl	11,630	65,408
#*Banca Popolare di Sondrio Scarl	4,779	43,913
*Banco Popolare Scarl	9,475	60,664
#Benetton Group SpA	945	8,124
Bulgari SpA	1,302	10,822
Buzzi Unicem SpA	1,314	19,534
*C.I.R. SpA - Compagnie Industriali Riunite	7,131	15,111
Cementir Holding SpA	2,563	10,097
#Credito Artigiano SpA	1,391	3,159
*Credito Emiliano SpA	1,807	11,038
Enel SpA	11,400	59,724
Eni SpA Sponsored ADR	3,300	146,685
ERG SpA	1,082	14,879
*Fiat SpA	7,954	104,400
*Fiat SpA Sponsored ADR	1,600	21,168
Finmeccanica SpA	6,992	89,579
#Fondiaria - SAI SpA	1,930	26,735
#Geox SpA	852	5,515
*Gruppo Editoriale L’Espresso SpA	3,978	11,964
Hera SpA	17,488	37,122
*Immsi SpA	4,196	4,948
Impregilo SpA	6,264	19,505
*Interpump Group SpA	1,758	8,829
*Intesa Sanpaolo SpA	69,040	227,550
#Iride SpA	8,189	15,543
Italcementi SpA	1,415	16,091
*Italmobiliare SpA	246	9,023
Luxottica Group SpA Sponsored ADR	600	16,362
Mediaset SpA	4,438	35,144
*Mediobanca SpA	6,902	63,705
#Milano Assicurazioni SpA	5,810	13,804
Parmalat SpA	30,428	80,099
*Pirelli & Co. SpA	82,556	47,500
*Premafin Finanziaria SpA	10,391	14,133
Prysmian SpA	1,062	19,123
Saipem SpA	800	29,873
#Saras SpA	5,737	13,794
Snam Rete Gas SpA	3,918	18,607
#*Societe Cattolica di Assicurazoni Scrl SpA	859	26,945
Telecom Italia SpA Sponsored ADR	7,500	103,875
Tenaris SA ADR	900	36,549
Terna Rete Elettrica Nazionale SpA	4,945	20,045
Tod’s SpA	244	17,902
*UniCredit SpA	84,175	220,598
#Unione di Banche Italiane ScpA	9,985	123,653
#*Unipol Gruppo Finanziario SpA	16,156	16,920

TOTAL ITALY		2,260,040

JAPAN — (17.4%)
77 Bank, Ltd. (The)	11,000	62,507
Adeka Corp.	2,100	19,898
*Aderans Holdings Co., Ltd.	1,300	15,980
#AEON Co., Ltd.	4,300	49,234
Aica Kogyo Co., Ltd.	2,800	29,190
Aichi Bank, Ltd. (The)	200	13,911
Aichi Steel Corp.	4,000	17,318
*Aida Engineering, Ltd.	4,000	16,726

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Aiphone Co., Ltd.	1,300	$22,153
Air Water, Inc.	2,000	22,131
Ajinomoto Co., Inc.	6,000	56,354
Akita Bank, Ltd. (The)	5,000	19,102
*Alpine Electronics, Inc.	1,300	18,350
*Alps Electric Co., Ltd.	4,600	33,473
Amada Co., Ltd.	10,000	82,101
Amano Corp.	1,700	16,501
*Anritsu Corp.	5,000	23,785
#AOC Holdings, Inc.	2,200	14,265
AOKI Holdings, Inc.	1,100	15,515
Aoyama Trading Co., Ltd.	1,800	31,145
Aozora Bank, Ltd.	24,000	34,411
#Ariake Japan Co., Ltd.	1,000	14,942
Asahi Diamond Industrial Co., Ltd.	3,000	31,176
Asahi Glass Co., Ltd.	2,000	23,633
Asahi Kasei Corp.	7,000	39,351
#Asatsu-DK, Inc.	700	18,573
Asics Corp.	2,000	19,132
Autobacs Seven Co., Ltd.	1,000	35,058
Awa Bank, Ltd. (The)	5,000	27,763
Bank of Iwate, Ltd. (The)	400	21,914
Bank of Kyoto, Ltd. (The)	5,000	43,932
Bank of Nagoya, Ltd. (The)	4,000	15,113
Bank of Okinawa, Ltd. (The)	600	24,699
Bank of the Ryukyus, Ltd.	1,700	18,484
Bank of Yokohama, Ltd. (The)	14,000	72,792
Benesse Holdings, Inc.	700	32,184
Bridgestone Corp.	2,800	46,665
*Calsonic Kansei Corp.	6,000	19,217
Canon Finetech, Inc.	1,300	22,802
Canon Marketing Japan, Inc.	1,200	18,759
Canon, Inc. Sponsored ADR	1,800	82,224
#Casio Computer Co., Ltd.	6,200	48,753
Central Glass Co., Ltd.	4,000	19,245
Chiba Bank, Ltd. (The)	12,000	75,996
*Chiba Kogyo Bank, Ltd. (The)	1,500	10,550
Chiyoda Co., Ltd.	1,100	13,943
Chofu Seisakusho Co., Ltd.	1,300	29,753
Chubu Electric Power Co., Ltd.	1,800	41,821
Chudenko Corp.	1,000	12,417
Chugoku Bank, Ltd. (The)	5,000	64,098
Chugoku Electric Power Co., Ltd. (The)	1,200	22,924
Chugoku Marine Paints, Ltd.	2,000	14,978
Chukyo Bank, Ltd. (The)	7,000	19,055
Chuo Mitsui Trust Holdings, Inc.	10,000	38,155
Circle K Sunkus Co., Ltd.	700	9,893
Citizen Holdings Co., Ltd.	7,900	54,869
CKD Corp.	2,200	18,610
*CMK Corp.	2,100	15,493
Coca-Cola Central Japan Co., Ltd.	1,500	19,348
Coca-Cola West Co., Ltd.	1,500	26,539
Comsys Holdings Corp.	2,000	18,744
Cosmo Oil Co., Ltd.	15,000	40,435
Credit Saison Co., Ltd.	4,000	58,501
#*CSK Holdings Corp.	1,000	5,085
Dai Nippon Printing Co., Ltd.	10,000	138,538
Daicel Chemical Industries, Ltd.	8,000	51,286
#*Daido Steel Co., Ltd.	5,000	21,254
#*Daiei, Inc. (The)	2,650	12,285
Daifuku Co., Ltd.	2,000	15,034

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Daikin Industries, Ltd.	700	$26,397
*Daikyo, Inc.	5,000	11,515
Daimei Telecom Engineering Corp.	2,000	16,245
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	15,067
*Dainippon Screen Manufacturing Co., Ltd.	5,000	28,074
Daio Paper Corp.	3,000	24,839
Daisan Bank, Ltd. (The)	7,000	19,170
Daishi Bank, Ltd. (The)	8,000	27,010
Daiwa House Industry Co., Ltd.	5,000	53,799
Daiwa Securities Group, Inc.	3,000	15,517
#Daiwabo Holdings Co., Ltd.	8,000	21,639
Denki Kogyo Co., Ltd.	3,000	16,560
Denso Corp.	2,200	64,203
Dentsu, Inc.	2,400	65,324
DIC Corp.	10,000	21,432
#Disco Corp.	400	28,238
#Don Quijote Co., Ltd.	1,000	26,795
Dowa Holdings Co., Ltd.	2,000	11,103
Dydo Drinco, Inc.	600	22,261
#eAccess, Ltd.	18	14,360
East Japan Railway Co.	600	40,136
#*Ebara Corp.	6,000	30,910
#Edion Corp.	1,800	18,306
Ehime Bank, Ltd. (The)	6,000	17,027
Eighteenth Bank, Ltd. (The)	8,000	22,457
Electric Power Development Co., Ltd.	600	18,491
Exedy Corp.	1,600	42,215
Ezaki Glico Co., Ltd.	2,000	23,034
#FamilyMart Co., Ltd.	600	20,677
Foster Electric Co., Ltd.	500	14,302
#*Fuji Electric Holdings Co., Ltd.	10,000	30,039
*Fuji Fire & Marine Insurance Co., Ltd.	6,000	9,352
*Fuji Heavy Industries, Ltd.	15,000	83,951
Fuji Oil Co., Ltd.	2,600	36,119
Fuji Soft, Inc.	1,100	19,330
FUJIFILM Holdings Corp.	3,300	113,096
Fujikura, Ltd.	13,000	69,443
Fukui Bank, Ltd. (The)	7,000	21,730
Fukuoka Financial Group, Inc.	12,000	52,065
Fukuyama Transporting Co., Ltd.	5,000	26,107
Funai Electric Co., Ltd.	500	19,517
*Furukawa Co., Ltd.	9,000	11,097
Futaba Corp.	1,500	30,488
*Futaba Industrial Co., Ltd.	900	7,272
GEO Co., Ltd.	9	9,761
Glory, Ltd.	1,000	25,454
Godo Steel, Ltd.	6,000	16,519
Gunma Bank, Ltd. (The)	10,000	53,945
Gunze, Ltd.	5,000	18,243
#H2O Retailing Corp.	4,000	27,846
Hachijuni Bank, Ltd. (The)	11,000	61,704
Hakuhodo Dy Holdings, Inc.	670	38,061
Hankyu Hanshin Holdings, Inc.	19,000	88,515
Hanwa Co., Ltd.	4,000	17,067
*Haseko Corp.	11,000	11,526
#Heiwa Corp.	1,800	17,405
Heiwado Co., Ltd.	1,200	15,327
Higashi-Nippon Bank, Ltd.	6,000	11,050
Higo Bank, Ltd. (The)	5,000	27,170
Hino Motors, Ltd.	13,000	65,442
Hirose Electric Co., Ltd.	200	21,591

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Hiroshima Bank, Ltd. (The)	13,000	$53,292
Hitachi High-Technologies Corp.	1,900	41,426
Hitachi Kokusai Electric, Inc.	2,000	20,807
#Hitachi Metals, Ltd.	1,000	10,730
Hitachi Transport System, Ltd.	1,900	27,483
#Hitachi Zosen Corp.	10,500	14,876
*Hitachi, Ltd. Sponsored ADR	1,800	78,966
Hokkaido Electric Power Co., Inc.	1,000	19,404
Hokkoku Bank, Ltd. (The)	7,000	24,843
Hokuetsu Bank, Ltd. (The)	9,000	14,582
*Hokuhoku Financial Group, Inc.	17,000	33,802
Hokuriku Electric Power Co., Inc.	1,000	20,694
Honda Motor Co., Ltd. Sponsored ADR	7,100	239,909
Hosiden Corp.	1,200	15,154
House Foods Corp.	1,900	27,412
Hyakugo Bank, Ltd. (The)	4,000	17,992
Hyakujishi Bank, Ltd. (The)	9,000	36,793
IBJ Leasing Co., Ltd.	1,000	20,606
Ichiyoshi Securities Co., Ltd.	2,200	15,854
Idec Corp.	1,300	12,483
Idemitsu Kosan Co., Ltd.	400	33,134
Imperial Hotel, Ltd.	450	9,228
Inaba Denki Sangyo Co., Ltd.	600	14,820
Inageya Co., Ltd.	2,000	20,453
Isetan Mitsukoshi Holdings, Ltd.	5,740	66,290
#*Ishihara Sangyo Kaisha, Ltd.	13,000	11,806
IT Holdings Corp.	1,200	17,166
#ITO EN, Ltd.	1,000	15,515
ITOCHU Corp.	8,000	69,309
Itochu Enex Co., Ltd.	1,800	8,910
Itochu Techno-Solutions Corp.	600	22,663
#Itoham Foods, Inc.	5,000	18,197
Iyo Bank, Ltd. (The)	7,000	65,155
Izumi Co., Ltd.	1,400	19,954
Izumiya Co., Ltd.	3,000	15,764
J Front Retailing Co., Ltd.	8,800	51,250
#Japan Airport Terminal Co., Ltd.	2,400	38,154
Japan Digital Laboratory Co., Ltd.	1,600	19,480
Japan Petroleum Exploration Co., Ltd.	300	15,320
Japan Pulp & Paper Co., Ltd.	5,000	17,689
Japan Radio Co., Ltd.	6,000	15,813
Japan Wool Textile Co., Ltd. (The)	3,000	23,603
JFE Holdings, Inc.	700	24,963
J-Oil Mills, Inc.	3,000	9,899
#Joshin Denki Co., Ltd.	3,000	29,170
Joyo Bank, Ltd. (The)	7,000	29,119
JS Group Corp.	4,100	80,409
JSR Corp.	800	16,196
JTEKT Corp.	1,100	12,640
Juroku Bank, Ltd.	9,000	33,986
#*JVC Kenwood Holdings, Inc.	15,000	8,093
*JX Holdings, Inc.	18,490	103,143
#Kadokawa Holdings, Inc.	800	18,450
Kaga Electronics Co., Ltd.	1,200	12,946
#Kagome Co., Ltd.	1,300	22,044
Kagoshima Bank, Ltd. (The)	3,000	19,740
Kameda Seika Co., Ltd.	700	12,513
Kamigumi Co., Ltd.	7,000	57,820
Kandenko Co., Ltd.	4,000	26,102
Kaneka Corp.	8,000	50,487
*Kanematsu Corp.	12,000	10,920

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kansai Electric Power Co., Inc.	1,200	$26,701
Kansai Paint Co., Ltd.	6,000	45,479
Kanto Auto Works, Ltd.	1,500	12,203
Kao Corp.	1,000	24,382
#Kawasaki Heavy Industries, Ltd.	5,000	15,675
*Kawasaki Kisen Kaisha, Ltd.	2,000	8,500
KDDI Corp.	4	19,286
Keihin Corp.	1,100	20,849
#Keihin Electric Express Railway Co., Ltd.	4,000	33,537
Keio Corp.	6,000	38,797
Keisei Electric Railway Co., Ltd.	4,000	23,681
Keiyo Bank, Ltd. (The)	4,000	18,602
*Kenedix, Inc.	12	4,167
Kewpie Corp.	2,200	24,251
Kinden Corp.	3,000	26,622
#Kintetsu Corp.	7,000	22,138
Kitz Corp.	3,000	17,101
Kiyo Holdings, Inc.	15,000	19,585
Kobe Steel, Ltd.	10,000	22,319
Kohnan Shoji Co., Ltd.	1,300	16,577
Kokuyo Co., Ltd.	2,300	21,463
Komatsu, Ltd.	1,100	22,173
Komori Corp.	1,000	13,220
Konica Minolta Holdings, Inc.	5,500	69,571
#Kose Corp.	800	18,627
Kubota Corp. Sponsored ADR	800	34,992
Kurabo Industries, Ltd.	8,000	14,396
Kuraray Co., Ltd.	3,000	39,273
Kureha Corp.	5,000	24,632
Kuroda Electric Co., Ltd.	1,300	19,636
Kyocera Corp. Sponsored ADR	900	88,425
Kyowa Exeo Corp.	2,000	16,493
Lawson, Inc.	500	22,075
#Leopalace21 Corp.	4,100	25,489
Lintec Corp.	1,100	20,895
Lion Corp.	4,000	19,941
Mabuchi Motor Co., Ltd.	700	38,582
Maeda Corp.	5,000	16,714
Maeda Road Construction Co., Ltd.	3,000	25,715
*Makino Milling Machine Co., Ltd.	2,000	13,862
Marubeni Corp.	6,000	35,402
#Maruha Nichiro Holdings, Inc.	12,000	16,878
Marui Group Co., Ltd.	6,900	54,546
#Maruichi Steel Tube, Ltd.	1,200	23,059
Marusan Securities Co., Ltd.	2,100	12,746
Max Co., Ltd.	2,000	21,672
Mazda Motor Corp.	15,000	44,296
Megmilk Snow Brand Co., Ltd.	1,400	23,577
Meitec Corp.	700	14,697
#Meito Sangyo Co., Ltd.	600	8,188
Michinoku Bank, Ltd. (The)	7,000	13,775
Mikuni Coca-Cola Bottling Co., Ltd.	1,300	10,305
Minebea Co., Ltd.	5,000	29,013
Ministop Co., Ltd.	800	11,559
Misumi Group, Inc.	1,200	23,917
Mitsubishi Chemical Holdings Corp.	5,000	26,686
Mitsubishi Corp.	4,600	108,964
Mitsubishi Electric Corp.	1,000	8,912
Mitsubishi Estate Co., Ltd.	2,000	36,055
Mitsubishi Heavy Industries, Ltd.	11,000	44,309
Mitsubishi Logistics Corp.	4,000	52,299

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Mitsubishi Materials Corp.	8,000	$23,979
*Mitsubishi Motors Corp.	13,000	17,803
*Mitsubishi Paper Mills, Ltd.	10,000	12,629
Mitsubishi UFJ Financial Group, Inc.	53,870	280,718
Mitsuboshi Belting, Ltd.	4,000	19,723
Mitsui & Co., Ltd.	3,100	46,590
Mitsui & Co., Ltd. Sponsored ADR	200	65,648
Mitsui Chemicals, Inc.	6,000	19,708
*Mitsui High-Tec, Inc.	2,000	17,198
Mitsui Mining & Smelting Co., Ltd.	14,000	38,364
Mitsui O.S.K. Lines, Ltd.	7,000	52,333
Mitsui Sugar Co., Ltd.	3,000	10,129
Mitsui-Soko Co., Ltd.	4,000	16,280
Miura Co., Ltd.	700	17,116
Miyazaki Bank, Ltd. (The)	5,000	14,760
Mizuho Financial Group, Inc.	23,100	44,480
*Mizuho Investors Securities Co., Ltd.	12,000	12,420
*Mizuho Trust & Banking Co., Ltd.	12,000	11,812
Mizuno Corp.	4,000	17,816
#Modec, Inc.	600	10,972
Mori Seiki Co., Ltd.	1,100	13,141
Morinaga & Co., Ltd.	10,000	21,995
Morinaga Milk Industry Co., Ltd.	8,000	32,320
#MOS Food Services, Inc.	1,500	24,323
MS&AD Insurance Group Holdings, Inc.	3,864	111,061
Murata Manufacturing Co., Ltd.	400	23,671
Musashino Bank, Ltd.	1,000	29,666
Nagase & Co., Ltd.	4,000	47,715
#Nagoya Railroad Co., Ltd.	9,000	25,093
#Namco Bandai Holdings, Inc.	4,900	48,894
#Nanto Bank, Ltd. (The)	5,000	26,682
NEC Corp.	31,000	102,068
Net One Systems Co., Ltd.	18	26,092
Neturen Co., Ltd.	1,500	11,711
NHK Spring Co., Ltd.	4,000	38,429
#Nichicon Corp.	3,000	40,156
Nichirei Corp.	6,000	23,785
Nifco, Inc.	900	20,126
#Nihon Dempa Kogyo Co., Ltd.	400	8,685
Nihon Nohyaku Co., Ltd.	1,000	5,549
Nihon Parkerizing Co., Ltd.	2,000	28,625
Nikon Corp.	1,000	22,701
Nintendo Co., Ltd.	100	33,593
Nippo Corp.	3,000	23,155
Nippon Beet Sugar Manufacturing Co., Ltd.	9,000	21,662
*Nippon Chemi-Con Corp.	3,000	12,414
Nippon Express Co., Ltd.	12,000	56,536
Nippon Flour Mills Co., Ltd.	6,000	28,440
#Nippon Gas Co., Ltd.	1,100	15,289
Nippon Konpo Unyu Soko Co., Ltd.	2,000	23,796
*Nippon Light Metal Co., Ltd.	10,000	14,497
Nippon Meat Packers, Inc.	5,000	63,162
#Nippon Paint Co., Ltd.	5,000	31,884
Nippon Paper Group, Inc.	2,300	64,594
Nippon Seiki Co., Ltd.	1,000	10,998
Nippon Sheet Glass Co., Ltd.	20,000	65,696
Nippon Shokubai Co., Ltd.	4,000	36,158
Nippon Soda Co., Ltd.	5,000	22,409
Nippon Steel Corp.	7,000	24,835
#Nippon Suisan Kaisha, Ltd.	5,500	15,915
*Nippon Telegraph & Telephone Corp ADR	1,600	32,464

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nippon Thompson Co., Ltd.	3,000	$20,345
*Nippon Yakin Kogyo Co., Ltd.	2,500	9,254
Nishimatsu Construction Co., Ltd.	7,000	9,925
Nishi-Nippon Bank, Ltd.	24,000	69,069
Nishi-Nippon Railroad Co., Ltd.	6,000	22,713
*Nissan Motor Co., Ltd.	12,400	107,894
Nissan Shatai Co., Ltd.	3,000	22,491
Nisshin Oillio Group, Ltd. (The)	5,000	26,349
Nisshin Seifun Group, Inc.	5,500	67,610
Nisshin Steel Co., Ltd.	21,000	44,407
Nissin Foods Holdings Co., Ltd.	1,100	37,002
Nissin Kogyo Co., Ltd.	2,400	39,021
Nitta Corp.	1,000	15,747
Nittetsu Mining Co., Ltd.	3,000	13,356
#Nitto Boseki Co., Ltd.	6,000	13,417
Nitto Denko Corp.	500	19,537
Nitto Kogyo Corp.	1,400	14,748
*NKSJ Holdings, Inc.	13,000	94,384
#NOF Corp.	5,000	19,501
NOK Corp.	2,700	45,894
Nomura Holdings, Inc.	2,900	20,045
Nomura Holdings, Inc. ADR	3,400	23,426
Nomura Research Institute, Ltd.	600	15,308
Noritake Co., Ltd.	5,000	17,456
Noritsu Koki Co., Ltd.	900	7,150
NTN Corp.	4,000	17,565
NTT Data Corp.	5	18,052
NTT DoCoMo, Inc.	73	113,573
Obayashi Corp.	16,000	71,491
#Odakyu Electric Railway Co., Ltd.	3,000	25,042
Ogaki Kyoritsu Bank, Ltd. (The)	4,000	13,096
Oiles Corp.	1,200	19,725
Oita Bank, Ltd. (The)	4,000	14,049
Oji Paper Co., Ltd.	13,000	61,242
Okasan Securities Group, Inc.	4,000	18,116
*Oki Electric Industry Co., Ltd.	13,000	13,472
Okinawa Electric Power Co., Ltd.	400	22,527
#*OKUMA Corp.	2,000	14,190
Okumura Corp.	4,000	13,603
#Onward Holdings Co., Ltd.	4,000	33,087
Oriental Land Co., Ltd.	600	42,488
Osaka Gas Co., Ltd.	8,000	27,839
Panasonic Corp.	9,000	131,894
Parco Co., Ltd.	1,500	13,328
Paris Miki Holdings, Inc.	1,600	15,469
*Pioneer Electronic Corp.	2,500	9,455
*Press Kogyo Co., Ltd.	5,000	15,764
Rengo Co., Ltd.	4,000	22,980
*Renown, Inc.	2,700	4,846
Resona Holdings, Inc.	1,900	23,206
Resorttrust, Inc.	1,000	14,601
Ricoh Co., Ltd.	5,000	84,938
Riken Corp.	4,000	15,932
Rohm Co., Ltd.	1,000	74,110
Roland Corp.	700	9,904
Round One Corp.	900	7,338
#Ryohin Keikaku Co., Ltd.	400	18,186
Ryosan Co., Ltd.	1,000	26,663
Saizeriya Co., Ltd.	1,200	23,336
Sakai Chemical Industry Co., Ltd.	3,000	13,493
#Sakata Seed Corp.	1,600	22,242

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Sanden Corp.	4,000	$14,973
San-in Godo Bank, Ltd. (The)	3,000	22,988
*Sanken Electric Co., Ltd.	4,000	15,807
Sanki Engineering Co., Ltd.	3,000	24,308
*Sankyo Co., Ltd.	700	32,312
*Sankyo-Tateyama Holdings, Inc.	12,000	17,738
Sankyu, Inc.	4,000	18,196
Sanshin Electronics Co., Ltd.	1,500	14,050
Sanwa Holdings Corp.	4,000	14,902
Sanyo Chemical Industries, Ltd.	4,000	24,402
*Sanyo Special Steel Co., Ltd.	3,000	13,175
Sapporo Hokuyo Holdings, Inc.	8,000	36,821
Sasebo Heavy Industries Co., Ltd.	3,000	6,408
Sato Corp.	1,100	14,335
SBI Holdings, Inc.	357	76,570
Secom Co., Ltd.	800	34,732
Seiko Epson Corp.	2,200	38,973
Seiko Holdings Corp.	4,000	9,487
Seino Holdings Co., Ltd.	4,000	28,844
Seiren Co., Ltd.	2,600	16,031
Sekisui Chemical Co., Ltd.	12,000	81,952
Sekisui House, Ltd.	5,000	47,660
Seven & I Holdings Co., Ltd.	3,700	94,613
Sharp Corp.	2,000	25,904
Shiga Bank, Ltd.	7,000	41,775
Shikoku Bank, Ltd.	5,000	15,456
#Shima Seiki Manufacturing Co., Ltd.	400	10,403
Shimachu Co., Ltd.	1,000	20,794
Shimano, Inc.	600	27,195
Shimizu Corp.	10,000	40,058
Shin-Etsu Chemical Co., Ltd.	500	28,823
#Shinko Electric Industries Co., Ltd.	700	12,429
Shinko Plantech Co., Ltd.	1,300	12,043
#Shinsei Bank, Ltd.	2,000	2,596
Shiseido Co., Ltd.	1,000	20,963
Shizuoka Bank, Ltd.	9,000	75,518
Shochiku Co., Ltd.	3,000	25,701
Showa Denko K.K.	23,000	52,278
*Showa Shell Sekiyu K.K.	2,300	15,597
Sinanen Co., Ltd.	4,000	17,562
SKY Perfect JSAT Holdings, Inc.	35	14,069
#SMK Corp.	3,000	15,205
Sohgo Security Services Co., Ltd.	1,500	16,729
Sojitz Corp.	35,400	63,839
Sony Corp.	1,200	41,087
Sony Corp. Sponsored ADR	5,400	184,788
#Sotetsu Holdings, Inc.	6,000	24,973
Star Micronics Co., Ltd.	700	8,667
Sumisho Computer Systems Corp.	1,200	19,770
Sumitomo Bakelite Co., Ltd.	5,000	27,550
Sumitomo Corp.	3,700	44,555
Sumitomo Electric Industries, Ltd.	5,800	71,375
#Sumitomo Forestry Co., Ltd.	3,600	30,355
Sumitomo Heavy Industries, Ltd.	2,000	13,148
#*Sumitomo Light Metal Industries, Ltd.	9,000	9,773
Sumitomo Metal Industries, Ltd.	5,000	13,572
Sumitomo Metal Mining Co., Ltd.	1,000	14,795
Sumitomo Mitsui Financial Group, Inc.	2,900	95,908
Sumitomo Osaka Cement Co., Ltd.	11,000	21,126
Sumitomo Realty & Development Co., Ltd.	1,000	20,519
Sumitomo Rubber Industries, Ltd.	4,300	38,436

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sumitomo Trust & Banking Co., Ltd.	6,000	$36,285
Sumitomo Warehouse Co., Ltd.	4,000	18,992
Suruga Bank, Ltd.	5,000	49,065
*SWCC Showa Holdings Co., Ltd.	14,000	15,250
T&D Holdings, Inc.	750	19,592
Tadano, Ltd.	2,000	10,802
*Taiheiyo Cement Corp.	24,000	33,939
Taiho Kogyo Co., Ltd.	1,300	13,748
Taikisha, Ltd.	2,000	35,061
Taisei Corp.	25,000	56,958
Taiyo Nippon Sanso Corp.	3,000	26,951
#Taiyo Yuden Co., Ltd.	2,000	30,948
Takara Standard Co., Ltd.	4,000	26,211
Takasago International Corp.	4,000	20,254
#Takasago Thermal Engineering Co., Ltd.	2,000	17,739
#Takashimaya Co., Ltd.	7,000	66,364
*Takuma Co., Ltd.	4,000	9,812
TDK Corp.	500	32,000
TDK Corp. Sponsored ADR	1,000	64,050
Teijin, Ltd.	7,000	22,336
Tenma Corp.	1,200	14,695
TKC, Corp.	1,100	19,352
Toagosei Co., Ltd.	6,000	27,514
#Tobu Railway Co., Ltd.	6,000	31,654
Tochigi Bank, Ltd.	4,000	16,755
Toda Corp.	6,000	21,726
Toho Bank, Ltd.	5,000	15,714
Toho Gas Co., Ltd.	7,000	35,422
#Toho Titanium Co., Ltd.	600	13,445
Tohuku Electric Power Co., Inc.	1,200	24,471
Tokai Carbon Co., Ltd.	2,000	11,715
Tokai Rika Co., Ltd.	2,100	45,061
Tokai Tokyo Financial Holdings, Inc.	11,000	42,555
Tokio Marine Holdings, Inc.	3,800	113,128
Tokuyama Corp.	4,000	22,402
Tokyo Electric Power Co., Ltd.	1,800	45,174
Tokyo Gas Co., Ltd.	5,000	21,248
Tokyo Ohka Kogyo Co., Ltd.	1,000	20,946
#*Tokyo Seimitsu Co., Ltd.	700	11,942
Tokyo Steel Manufacturing Co., Ltd.	3,900	52,262
Tokyo Style Co., Ltd.	2,000	16,574
*Tokyo Tatemono Co., Ltd.	11,000	50,726
Tokyo Tomin Bank, Ltd.	700	8,495
#Tokyu Construction Co., Ltd.	4,060	11,537
Tokyu Corp.	4,000	16,706
Tokyu Land Corp.	12,000	51,293
*TOMONY Holdings, Inc.	7,000	24,070
Toppan Forms Co., Ltd.	2,100	23,107
Toppan Printing Co., Ltd.	9,000	82,074
Topre Corp.	2,200	18,027
Topy Industries, Ltd.	7,000	16,610
Toray Industries, Inc.	5,000	28,735
*Toshiba Corp.	4,000	23,058
#Toshiba Machine Co., Ltd.	8,000	34,728
Toshiba TEC Corp.	4,000	16,602
Tosoh Corp.	4,000	11,262
TOTO, Ltd.	7,000	47,124
*Towa Bank, Ltd.	18,000	14,112
Toyo Engineering Corp.	4,000	14,614
Toyo Ink Manufacturing Co., Ltd.	6,000	25,471
Toyo Kanetsu K.K.	5,000	10,686

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toyo Kohan Co., Ltd.	4,000	$22,444
Toyo Seikan Kaisha, Ltd. (6899967)	1,000	24,105
Toyo Seikan Kaisha, Ltd. (6900267)	4,300	73,984
Toyo Tire & Rubber Co., Ltd.	4,000	9,027
#Toyobo Co., Ltd.	19,000	31,754
Toyoda Gosei Co., Ltd.	600	16,631
Toyota Auto Body Co., Ltd.	1,300	20,895
*Toyota Motor Corp. Sponsored ADR	2,600	200,434
Toyota Tsusho Corp.	1,200	17,897
*Trans Cosmos, Inc.	1,200	11,018
Trend Micro, Inc.	500	16,962
Tsubakimoto Chain Co.	3,000	13,764
*Tsukuba Bank, Ltd.	2,900	8,914
TV Asahi Corp.	12	19,589
Ube Industries, Ltd.	13,000	32,859
#Ulvac, Inc.	1,300	30,603
Uni-Charm Corp.	400	38,880
*Uniden Corp.	3,000	9,842
Union Tool Co.	600	17,938
*Unitika, Ltd.	16,000	13,583
UNY Co., Ltd.	6,000	54,427
Ushio, Inc.	1,700	28,078
USS Co., Ltd.	340	23,284
#Wacoal Corp.	2,000	25,522
West Japan Railway Co.	5	18,174
Xebio Co., Ltd.	700	14,925
Yamada Denki Co., Ltd.	430	33,623
Yamagata Bank, Ltd.	4,000	17,331
Yamaguchi Financial Group, Inc.	6,000	60,079
Yamaha Corp.	2,700	33,024
*Yamaha Motor Co., Ltd.	2,300	33,932
Yamanashi Chuo Bank, Ltd.	4,000	17,587
Yamatake Corp.	800	19,945
Yamato Kogyo Co., Ltd.	600	19,071
#Yaskawa Electric Corp.	2,000	17,678
Yodogawa Steel Works, Ltd.	4,000	17,645
#*Yokogawa Electric Corp.	3,300	28,205
Yokohama Reito Co., Ltd.	3,000	21,504
Yokohama Rubber Co., Ltd.	7,000	32,695
#Zensho Co., Ltd.	2,000	15,129
Zeon Corp.	2,000	12,075

TOTAL JAPAN		16,368,472

NETHERLANDS — (2.1%)
#Aalberts Industries NV	1,289	21,000
*Aegon NV	23,569	164,842
#*Akzo Nobel NV	2,119	125,306
Arcadis NV	762	16,478
ArcelorMittal NV	6,554	255,050
#*ASM International NV	1,438	37,471
ASML Holding NV	2,445	80,225
ASML Holding NV ADR	200	6,532
Exact Holding NV	330	8,276
Fugro NV	1,836	119,511
Grontmij NV	332	7,728
*Heijmans NV	37	622
#Imtech NV	712	22,454
*ING Groep NV Sponsored ADR	15,410	136,687
KAS Bank NV	70	1,174
Koninklijke Ahold NV	12,011	164,696
#Koninklijke Bam Groep NV	2,021	15,150

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Koninklijke Boskalis Westminster NV	1,929	$87,010
Koninklijke Ten Cate NV	874	23,849
Koninklijke Vopak NV	1,060	86,943
Nutreco Holding NV	626	39,167
*Randstad Holdings NV	1,654	83,806
Reed Elsevier NV ADR	952	22,401
#SBM Offshore NV	3,901	76,763
#Sligro Food Group NV	627	21,098
*SNS Reaal Groep NV	3,557	20,556
Telegraaf Media Groep NV	853	17,499
TKH Group NV	794	16,636
Unilever NV	5,295	161,089
*Unit 4 Agresso NV	493	12,885
*USG People NV	851	14,993
Wavin NV	1,272	2,538
Wolters Kluwer NV	4,568	93,333

TOTAL NETHERLANDS		1,963,768

NEW ZEALAND — (0.2%)
Air New Zealand, Ltd.	11,327	11,158
Contact Energy, Ltd.	4,628	20,949
Fletcher Building, Ltd.	2,708	16,435
Infratil, Ltd.	10,572	13,164
*New Zealand Oil & Gas, Ltd.	32,508	36,513
*New Zealand Refining Co., Ltd.	4,103	11,145
Nuplex Industries, Ltd.	4,562	11,136
Port of Tauranga, Ltd.	2,031	10,318
TrustPower, Ltd.	2,795	15,023

TOTAL NEW ZEALAND		145,841

NORWAY — (1.0%)
#*Acta Holding ASA	9,500	4,587
Aker Kvaerner ASA	750	12,534
#*Aktiv Kapital ASA	600	4,250
#Atea ASA	2,400	19,657
*BW Offshore, Ltd. ASA	4,000	6,536
*Camillo Eitze & Co. ASA	800	2,008
*Cermaq ASA	1,600	17,800
#*DnB NOR ASA Series A	8,311	98,362
#*DOF ASA	1,400	10,352
*EDB Business Partner ASA	1,800	5,503
#Ekornes ASA	300	6,499
#*Eltek ASA	1,600	751
Ganger Rolf ASA	670	18,034
#Kongsberg Gruppen ASA	640	12,589
#*Marine Harvest ASA	50,000	46,394
#*Norsk Hydro ASA	18,400	141,295
#*Norsk Hydro ASA Sponsored ADR	3,400	26,078
#*Norske Skogindustrier ASA Series A	7,052	10,785
#Orkla ASA	7,600	63,742
*Petroleum Geo-Services ASA	5,900	81,200
Prosafe ASA	3,000	16,729
*Prosafe Production Public, Ltd. ASA	3,000	7,530
#*Renewable Energy Corp. ASA	538	1,828
#*Schibsted ASA	850	21,093
#SeaDrill, Ltd. ASA	2,600	65,490
*Sevan Marine ASA	3,200	4,633
*Songa Offshore SE	800	3,669
StatoilHydro ASA Sponsored ADR	3,931	95,012
*Storebrand ASA	5,600	42,118
*Telenor ASA	1,553	22,078

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
*TGS Nopec Geophysical Co. ASA	2,845	$54,526
#Tomra Systems ASA	2,200	10,553
#Veidekke ASA	1,440	12,050
#Wilh. Wilhelmsen ASA	350	8,441

TOTAL NORWAY		954,706

PORTUGAL — (0.4%)
#Banco BPI SA	4,547	10,220
#Banco Comercial Portugues SA	59,958	56,313
*Banco Espirito Santo SA	10,994	52,630
#Brisa SA	3,774	26,753
Cimpor Cimentos de Portugal SA	6,612	47,955
Energias de Portugal SA	9,374	33,547
Galp Energia SGPS SA Series B	1,072	17,187
#Jeronimo Martins SGPS SA	2,344	24,254
#Mota-Engil SGPS SA	2,737	9,854
#Portucel-Empresa Produtora de Pasta de Papel SA	3,351	8,967
Portugal Telecom SA	5,451	55,476
#Sociedade de Investimento e Gestao SGPS SA	897	9,077
*Sonae Capital SGPS SA	1,744	1,247
#*Sonae Industria SGPS SA	1,680	5,134
#Sonae SGPS SA	13,955	15,351
#*Sonaecom SGPS SA	3,677	6,454
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,501	6,613

TOTAL PORTUGAL		387,032

SINGAPORE — (1.3%)
Allgreen Properties, Ltd.	19,000	17,320
Bukit Sembawang Estates, Ltd.	2,000	6,983
CapitaLand, Ltd.	19,000	51,323
City Developments, Ltd.	5,000	38,413
Comfortdelgro Corp., Ltd.	21,000	23,857
Cosco Corp Singapore, Ltd.	45,000	56,262
DBS Group Holdings, Ltd.	14,500	159,659
*Delong Holdings, Ltd.	10,000	3,537
#Ezra Holdings, Ltd.	8,000	11,951
*Golden Agri-Resources, Ltd.	106,000	44,777
Guocoland, Ltd.	9,000	15,247
Hotel Properties, Ltd.	7,000	11,641
Hyflux, Ltd.	8,000	20,082
Keppel Corp., Ltd.	3,000	21,286
Keppel Land, Ltd.	5,000	13,476
Keppel Telecommunications & Transportation, Ltd.	6,000	5,971
Kim Eng Holdings, Ltd.	9,100	13,560
M1, Ltd.	7,000	10,858
Neptune Orient Lines, Ltd.	19,250	30,196
*Overseas Union Enterprise, Ltd.	1,000	12,494
Overseas-Chinese Banking Corp., Ltd.	12,594	79,983
Raffles Education Corp., Ltd.	15,319	4,073
SembCorp Industries, Ltd.	14,000	42,582
SembCorp Marine, Ltd.	8,400	25,704
Singapore Airlines, Ltd.	8,600	94,417
Singapore Airport Terminal Services, Ltd.	6,278	12,779
Singapore Land, Ltd.	4,000	19,591
Singapore Post, Ltd.	14,000	11,077
Singapore Telecommunications, Ltd.	13,000	28,675
SMRT Corp, Ltd.	15,000	24,904
Tat Hong Holdings, Ltd.	10,000	7,863
United Engineers, Ltd.	6,000	11,184
United Industrial Corp., Ltd.	23,000	34,804
United Overseas Bank, Ltd.	6,000	87,780

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
UOB-Kay Hian Holdings, Ltd.	12,000	$15,294
UOL Group, Ltd.	16,000	44,412
Venture Corp., Ltd.	7,000	50,077
WBL Corp., Ltd.	8,000	28,482
Wheelock Properties, Ltd.	13,000	18,289
*Yanlord Land Group, Ltd.	5,000	6,175

TOTAL SINGAPORE		1,217,038

SPAIN — (2.4%)
Abengoa SA	505	12,282
Abertis Infraestructuras SA	1,579	27,499
Acciona SA	375	37,170
Acerinox SA	5,339	106,288
Antena 3 de Television SA	1,085	10,044
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	18,391	241,474
#Banco de Sabadell SA	16,046	81,416
Banco de Valencia SA	3,325	19,386
Banco Espanol de Credito SA	1,229	12,593
Banco Guipuzcoano SA	1,547	11,541
Banco Pastor SA	1,469	8,005
Banco Popular Espanol SA	11,347	80,343
Banco Santander SA	829	10,541
Banco Santander SA Sponsored ADR	40,945	505,261
*Bankinter SA	4,250	31,376
Bolsas y Mercados Espanoles SA	711	19,659
Cementos Portland Valderrivas SA	228	5,234
*Cia Espanola de Petroleos SA	473	13,383
Construcciones y Auxiliar de Ferrocarriles SA	22	12,067
Ebro Puleva SA	3,220	59,963
Enagas SA	2,468	49,495
Fomento de Construcciones y Contratas SA	1,348	44,112
Gamesa Corp Tecnologica SA	2,284	28,066
Gas Natural SDG SA	3,108	53,062
Gestevision Telec, Inc. SA	837	11,901
Grupo Catalana Occidente SA	923	18,605
*Grupo Empresarial Ence SA	2,978	10,896
Iberdrola SA	8,892	70,567
Indra Sistemas SA	974	19,526
Industria de Diseno Textil SA	424	26,243
*La Seda de Barcelona SA	11,551	5,236
Mapfre SA	8,504	27,835
*NH Hoteles SA	2,275	10,479
Obrascon Huarte Lain SA	479	13,623
*Papeles y Cartones de Europa SA	3,156	15,016
Pescanova SA	312	8,912
*Promotora de Informaciones SA	1,912	7,945
Prosegur Cia de Seguridad SA	514	23,849
*Realia Business SA	980	2,349
Red Electrica Corporacion SA	1,553	73,580
Repsol YPF SA Sponsored ADR	7,300	171,185
*Sacyr Vallehermoso SA	2,561	19,540
*Service Point Solutions SA	7,717	7,785
Sol Melia SA	953	7,923
#*SOS Corp Alimentaria SA	1,043	2,771
Telefonica SA Sponsored ADR	1,900	128,782
Tubacex SA	1,844	7,102
Tubos Reunidos SA	4,346	11,938
Vidrala SA	338	8,416
Viscofan SA	830	22,442
Zardoya Otis SA	1,131	17,659

TOTAL SPAIN		2,232,365

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (2.3%)
Aarhuskarlshamn AB	500	$12,587
AF AB	700	22,385
#Alfa Laval AB	2,100	31,291
#Assa Abloy AB Series B	2,602	59,995
Axfood AB	350	10,001
B&B Tools AB	600	9,737
#*Bilia AB Series A	1,300	17,636
#Boliden AB	8,001	110,082
Electrolux AB Series B	1,959	50,383
#*Eniro AB	644	1,849
Hakon Invest AB	900	15,439
*Haldex AB	2,000	21,798
#Hennes & Mauritz AB Series B	1,050	66,999
Hexagon AB	3,968	62,949
#Hoganas AB Series B	900	26,866
Holmen AB	1,500	37,830
#*Husqvarna AB Series B	3,600	26,713
#*JM AB	1,200	19,332
*LBI International AB	2,800	5,513
#Lindab International AB	600	6,753
*Loomis AB	664	7,555
#*Lundin Petroleum AB	6,000	36,487
Modern Times Group AB Series B	450	27,402
NCC AB Series B	1,600	24,677
*Nobia AB	4,200	21,684
#Nordea Bank AB	27,436	267,672
Oriflame Cosmetics SA	750	42,498
*Pa Resources AB	3,400	8,728
#Sandvik AB	3,993	57,231
#Securitas AB Series B	3,324	35,004
*Skandinaviska Enskilda Banken AB Series A	6,914	47,131
#SKF AB Series B	1,600	31,917
Skistar AB	883	16,434
SSAB AB Series A	1,900	33,269
SSAB AB Series B	700	10,877
#Svenska Cellulosa AB Series B	9,217	120,097
#Svenska Handelsbanken AB Series A	7,472	209,526
*Swedbank AB Series A	5,862	63,116
Tele2 AB Series B	3,701	62,546
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	19,000	218,500
TeliaSonera AB	16,349	112,059
*Trelleborg AB Series B	4,200	30,387
#Volvo AB Series A	2,200	26,715
Volvo AB Series B	6,532	81,039

TOTAL SWEDEN		2,208,689

SWITZERLAND — (4.7%)
ABB, Ltd. AG Sponsored ADR	6,500	124,540
#Adecco SA	1,670	98,226
Allreal Holding AG	202	23,455
#Aryzta AG	1,642	62,740
#*Ascom Holding AG	1,836	20,131
#Baloise Holding AG	1,560	122,837
*Bank Sarasin & Cie AG Series B	700	27,228
Banque Cantonale Vaudoise AG	54	23,747
Barry Callebaut AG	34	21,448
Berner Kantonalbank AG	107	23,871
BKW FMB Energie AG	158	10,527
*Bobst Group AG	277	10,999
Bucher Industries AG	173	21,193
*Clariant AG	6,413	88,481

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Compagnie Financiere Richemont SA Series A	6,895	$254,315
Credit Suisse Group AG Sponsored ADR	4,900	223,930
Daetwyler Holding AG	297	18,977
#*Dufry AG	227	19,415
#EFG International AG	1,159	19,445
EGL AG	13	9,850
EMS-Chemie Holding AG	265	35,437
#Energiedienst Holding AG	604	30,408
Flughafen Zuerich AG	73	24,012
Forbo Holding AG	50	20,752
*GAM Holdings, Ltd. AG	1,643	20,409
Geberit AG	144	25,556
#George Fisher AG	108	38,191
Givaudan SA	194	168,814
Gurit Holding AG	16	8,814
Helvetia Holding AG	150	45,834
#*Holcim, Ltd. AG	4,427	329,894
#*Julius Baer Group, Ltd. AG	1,643	56,467
#Kudelski SA	1,531	45,780
Kuoni Reisen Holding AG	48	17,016
Lindt & Spruengli AG	1	26,010
#*Logitech International SA	1,706	27,851
#Luzerner Kantonalbank AG	48	13,496
Nestle SA	10,338	505,848
#*OC Oerlikon Corp AG	249	8,216
Panalpina Welttransport Holding AG	158	14,210
Petroplus Holdings AG	1,327	23,662
*PubliGroupe SA	64	6,525
*Rieters Holdings AG	124	37,804
Romande Energie Holding SA	7	11,812
*Schweizerische National-Versicherungs-Gesellschaft AG	546	16,038
#SGS SA	40	51,958
Sika AG	34	60,390
St. Galler Kantonalbank AG	70	31,032
Sulzer AG	460	45,612
Swatch Group AG(7184725)	611	179,001
Swatch Group AG(7184736)	649	35,390
Swiss Life Holding AG	1,010	122,771
*Swiss Reinsurance Co., Ltd. AG	5,759	249,759
Swisscom AG	62	21,040
Syngenta AG ADR	2,700	136,377
#*Temenos Group AG	384	10,444
*UBS AG	7,536	116,749
#Valiant Holding AG	443	84,240
Valora Holding AG	83	20,852
Vontobel Holdings AG	600	17,256
Zurich Financial Services AG	2,043	452,923

TOTAL SWITZERLAND		4,420,005

UNITED KINGDOM — (17.4%)
Aberdeen Asset Management P.L.C.	16,024	33,649
Admiral Group P.L.C.	417	8,363
Aegis Group P.L.C.	20,061	39,855
*Aga Rangemaster Group P.L.C.	1,374	2,330
Aggreko P.L.C.	1,979	36,864
Amec P.L.C.	7,444	94,600
Amlin P.L.C.	11,960	68,430
*Anglo American P.L.C.	6,671	283,357
Anglo Pacific Group P.L.C.	2,760	10,253
Antofagasta P.L.C.	2,036	30,870
ARM Holdings P.L.C. Sponsored ADR	7,300	83,439

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Arriva P.L.C.	5,063	$58,989
Ashtead Group P.L.C.	14,650	26,442
Associated British Foods P.L.C.	5,660	86,953
Atkins WS P.L.C.	1,777	19,227
*Autonomy Corp. P.L.C.	1,503	41,229
Aveva Group P.L.C.	1,057	18,662
Aviva P.L.C.	43,610	230,539
Babcock International Group P.L.C.	6,695	59,705
BAE Systems P.L.C.	22,377	117,283
Balfour Beatty P.L.C.	9,061	38,352
Barclays P.L.C. Sponsored ADR	13,100	267,502
*Barratt Developments P.L.C.	17,543	33,200
BBA Aviation P.L.C.	10,853	34,340
Beazley P.L.C.	13,422	23,282
Bellway P.L.C.	2,995	34,383
*Berkeley Group Holdings P.L.C. (The)	2,238	28,414
BG Group P.L.C.	2,990	50,539
BG Group P.L.C. Sponsored ADR	1,400	121,520
BHP Billiton P.L.C. ADR	3,200	195,200
Bodycote P.L.C.	4,899	16,605
*Bovis Homes Group P.L.C.	1,341	8,701
BP P.L.C. Sponsored ADR	18,900	985,635
Brewin Dolphin Holdings P.L.C.	8,248	18,028
Brit Insurance Holdings NV	2,070	25,090
*British Airways P.L.C.	8,530	29,574
#British Sky Broadcasting Group P.L.C. Sponsored ADR	1,200	44,904
Britvic P.L.C.	2,726	19,979
BSS Group P.L.C.	3,111	14,630
BT Group P.L.C. Sponsored ADR	2,400	45,960
Bunzl P.L.C.	7,225	84,136
Burberry Group P.L.C.	9,093	93,130
*Cable & Wireless Communications P.L.C.	43,712	41,300
*Cable & Wireless Worldwide P.L.C.	43,712	57,786
*Cairn Energy P.L.C.	14,990	91,481
Capita Group P.L.C.	2,990	36,469
Carillion P.L.C.	12,077	63,062
Carnival P.L.C.	942	40,807
#Carnival P.L.C. ADR	2,700	116,370
*Carphone Warehouse Group P.L.C.	2,969	8,779
Catlin Group, Ltd. P.L.C.	12,301	66,164
Centrica P.L.C.	14,387	64,624
Charter International P.L.C.	1,956	24,016
Chesnara P.L.C.	3,877	13,278
Chloride Group P.L.C.	5,862	26,843
Close Brothers Group P.L.C.	5,243	58,359
Cobham P.L.C.	11,022	44,679
Collins Stewart P.L.C.	7,841	11,224
Compass Group P.L.C.	24,559	199,734
*Cookson Group P.L.C.	5,870	50,306
Croda International P.L.C.	1,405	21,546
*CSR P.L.C.	2,830	18,509
Daily Mail & General Trust P.L.C. Series A	4,069	32,183
Dairy Crest Group P.L.C.	2,589	14,164
*Dana Petroleum P.L.C.	2,138	39,425
Davis Service Group P.L.C.	4,657	30,490
De la Rue P.L.C.	3,049	42,474
*Debenhams P.L.C.	22,081	24,082
Dignity P.L.C.	672	6,548
Dimension Data Holdings P.L.C.	17,382	24,119
Domino Printing Sciences P.L.C.	2,941	19,630
Drax Group P.L.C.	4,837	26,693

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
DS Smith P.L.C.	10,291	$21,126
*DSG International P.L.C.	49,297	24,803
*DTZ Holdings P.L.C.	2,791	2,957
*easyJet P.L.C.	7,553	54,281
#*EnQuest P.L.C.	8,083	12,443
*Enterprise Inns P.L.C.	11,823	23,074
Evolution Group P.L.C.	5,744	10,114
Experian P.L.C.	10,890	100,677
F&C Asset Management P.L.C.	6,813	6,850
Fenner P.L.C.	3,512	11,471
Filtrona P.L.C.	4,670	16,393
*Findel P.L.C.	4,807	1,758
Firstgroup P.L.C.	1,786	10,379
Forth Ports P.L.C.	318	6,540
G4S P.L.C.	31,351	127,615
*Galiform P.L.C.	7,492	9,147
Game Group P.L.C.	10,090	14,686
*Gem Diamonds, Ltd. P.L.C.	2,700	11,939
*GKN P.L.C.	42,079	87,299
Go-Ahead Group P.L.C.	487	10,521
Greggs P.L.C.	1,490	10,943
Halfords Group P.L.C.	4,424	34,269
Halma P.L.C.	13,080	54,460
Hays P.L.C.	7,814	13,280
Helical Bar P.L.C.	3,459	17,715
*Helphire P.L.C.	4,847	3,833
Henderson Group P.L.C.	12,095	27,019
Hiscox, Ltd. P.L.C.	10,981	55,905
Home Retail Group P.L.C.	5,486	23,002
Homeserve P.L.C.	565	17,215
HSBC Holdings P.L.C. Sponsored ADR	23,414	1,191,538
Hunting P.L.C.	2,655	22,864
Huntsworth P.L.C.	9,410	10,357
ICAP P.L.C.	9,292	53,610
IG Group Holdings P.L.C.	3,367	20,880
IMI P.L.C.	7,064	76,814
*Inchcape P.L.C.	101,657	53,229
Informa P.L.C.	6,253	37,741
Inmarsat P.L.C.	3,198	37,210
*Innovation Group P.L.C.	32,087	6,253
Intercontinental Hotels Group P.L.C.	2,736	48,238
Intercontinental Hotels Group P.L.C. ADR	1,600	28,144
Intermediate Capital Group P.L.C.	2,842	12,238
International Personal Finance P.L.C.	11,639	47,986
International Power P.L.C.	44,274	224,102
Interserve P.L.C.	2,216	7,476
Intertek Group P.L.C.	2,205	50,078
Invensys P.L.C.	5,798	29,860
Investec P.L.C.	11,729	92,766
*IP Group P.L.C.	4,973	3,189
*ITV P.L.C.	97,376	99,893
Jardine Lloyd Thompson Group P.L.C.	2,600	22,028
*JJB Sports P.L.C.	10,155	3,602
JKX Oil & Gas P.L.C.	3,242	12,915
John Wood Group P.L.C.	14,289	80,486
Johnson Matthey P.L.C.	4,293	114,173
*Johnston Press P.L.C.	9,724	4,911
*Kazakhmys P.L.C.	4,093	86,713
Kcom Group P.L.C.	13,914	9,983
Keller Group P.L.C.	1,423	15,762
Kesa Electricals P.L.C.	3,132	5,951

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Kingfisher P.L.C.	69,403	$264,502
Laird P.L.C.	6,889	13,822
Legal & General Group P.L.C.	127,022	165,172
*Lloyds Banking Group P.L.C.	14,730	14,737
*Lloyds Banking Group P.L.C. Sponsored ADR	1,230	5,006
Logica P.L.C.	27,824	58,213
London Stock Exchange Group P.L.C.	1,107	11,516
*Lonmin P.L.C.	4,235	122,353
Low & Bonar P.L.C.	7,100	3,465
Man Group P.L.C.	9,204	33,979
Marks & Spencer Group P.L.C.	12,946	72,394
Marshalls P.L.C.	2,962	4,629
McBride P.L.C.	5,164	14,739
Meggitt P.L.C.	18,178	86,497
Melrose P.L.C.	5,249	19,074
Michael Page International P.L.C.	4,900	31,870
Millennium & Copthorne Hotels P.L.C.	3,988	28,742
*Misys P.L.C.	5,545	19,745
*Mitchells & Butlers P.L.C.	9,266	46,294
Mitie Group P.L.C.	7,518	26,823
Mondi P.L.C.	11,215	75,704
Morgan Crucible Co. P.L.C.	3,198	10,418
Morgan Sindall P.L.C.	778	6,736
N Brown Group P.L.C.	2,652	11,084
National Express Group P.L.C.	10,716	39,119
National Grid P.L.C.	2,603	25,101
National Grid P.L.C. Sponsored ADR	1,245	60,395
Next P.L.C.	2,196	76,744
Northern Foods P.L.C.	9,001	7,526
*Northgate P.L.C.	2,035	6,544
Northumbrian Water Group P.L.C.	6,594	27,264
Novae Group P.L.C.	2,639	12,475
*Old Mutual P.L.C.	55,744	98,381
Pearson P.L.C. Sponsored ADR	12,900	206,013
Pennon Group P.L.C.	3,850	30,584
*Persimmon P.L.C.	6,696	48,689
Phoenix IT Group, Ltd. P.L.C.	1,920	7,851
Premier Farnell P.L.C.	3,194	11,572
*Premier Foods P.L.C.	29,236	11,692
*Premier Oil P.L.C.	1,761	34,104
Provident Financial P.L.C.	1,379	17,616
Prudential P.L.C.	14,992	131,621
Prudential P.L.C. ADR	6,900	120,267
Psion P.L.C.	4,455	5,560
*Punch Taverns P.L.C.	12,288	16,658
Qinetiq P.L.C.	2,589	5,043
*Quintain Estates & Development P.L.C.	14,008	11,969
Rathbone Brothers P.L.C.	754	10,672
Reckitt Benckiser Group P.L.C.	671	34,857
#Reed Elsevier P.L.C. ADR	1,125	35,550
Regus P.L.C.	13,221	23,274
Renishaw P.L.C.	2,587	26,352
*Rentokil Initial P.L.C.	20,074	38,933
*Resolution, Ltd. P.L.C.	61,323	68,292
Rexam P.L.C.	13,962	68,845
Rio Tinto P.L.C.	948	50,767
Rio Tinto P.L.C. Sponsored ADR	2,000	101,720
Robert Wiseman Dairies P.L.C.	1,693	12,087
*Rolls-Royce Group P.L.C. (3283648)	20,960	184,689
*Rolls-Royce Group P.L.C. (B61JG65)	1,886,400	2,886
Rotork P.L.C.	944	20,266

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Royal Dutch Shell P.L.C. ADR	19,700	$1,195,396
RPS Group P.L.C.	5,472	18,976
RSA Insurance Group P.L.C.	54,564	100,991
Sage Group P.L.C.	21,589	80,690
Sainsbury (J.) P.L.C.	16,870	86,940
Savills P.L.C.	4,011	20,916
Schroders P.L.C.	3,549	75,032
Schroders P.L.C. Non-Voting	871	14,720
Scottish & Southern Energy P.L.C.	3,532	58,574
*SDL P.L.C.	2,030	14,026
Senior P.L.C.	9,084	16,002
Serco Group P.L.C.	7,105	68,193
Severfield-Rowen P.L.C.	1,606	5,362
Severn Trent P.L.C.	1,705	30,149
Shanks Group P.L.C.	13,706	21,608
*SIG P.L.C.	8,856	17,812
*Soco International P.L.C.	876	21,790
Spectris P.L.C.	2,815	38,520
Speedy Hire P.L.C.	1,158	622
Spirax-Sarco Engineering P.L.C.	1,500	35,288
Spirent Communications P.L.C.	47,046	86,226
St. James’s Place P.L.C.	4,098	16,497
*St. Modwen Properties P.L.C.	3,552	9,378
Stagecoach Group P.L.C.	11,463	34,441
Standard Chartered P.L.C.	18,459	492,386
Standard Life P.L.C.	32,534	98,978
#*Subsea 7, Inc. P.L.C.	1,200	23,469
*TalkTalk Telecom Group P.L.C.	5,939	11,540
Tate & Lyle P.L.C.	10,333	71,933
*Taylor Wimpey P.L.C.	25,131	15,544
Tesco P.L.C.	20,783	137,848
Thomas Cook Group P.L.C.	17,383	65,943
Tomkins P.L.C.	17,697	66,950
Tomkins P.L.C. Sponsored ADR	2,300	35,121
*Travis Perkins P.L.C.	3,041	39,276
*Trinity Mirror P.L.C.	7,656	18,253
*TT electronics P.L.C.	3,593	5,789
TUI Travel P.L.C.	7,598	32,414
Tullow Oil P.L.C.	5,829	101,521
*UK Coal P.L.C.	5,854	4,700
Ultra Electronics Holdings P.L.C.	795	18,770
Umeco P.L.C.	1,615	8,896
Unilever P.L.C. Sponsored ADR	3,900	117,390
United Business Media P.L.C.	5,369	45,325
United Utilities Group P.L.C.	4,818	39,427
Vedanta Resources P.L.C.	1,465	56,002
Vodafone Group P.L.C. Sponsored ADR	46,477	1,031,789
VT Group P.L.C.	2,055	23,396
Weir Group P.L.C. (The)	4,491	67,420
WH Smith P.L.C.	4,579	35,126
Whitbread P.L.C.	5,123	119,721
William Morrison Supermarkets P.L.C.	34,087	150,809
Wincanton P.L.C.	2,286	8,213
*Wolseley P.L.C.	1,516	37,862
#Wolseley P.L.C. ADR	2,900	7,250
WPP P.L.C. Sponsored ADR	2,100	110,943
WSP Group P.L.C.	1,365	7,298
Xchanging P.L.C.	2,042	6,537
*Xstrata P.L.C.	6,439	105,965

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Yell Group P.L.C.	24,812	$20,619

TOTAL UNITED KINGDOM		16,360,055

TOTAL COMMON STOCKS		80,574,467

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
*Technicolor SA Rights 05/11/10 (B3RG4N2)	5,156	—
*Technicolor SA Rights 05/11/10 (B3YLYP2)	5,156	1,153

TOTAL FRANCE		1,153

HONG KONG — (0.0%)
*Henderson Land Development Co., Ltd. Warrants	2,000	—

NORWAY — (0.0%)
*Renewable Energy Corp. ASA Rights 05/20/10	269	373

SPAIN — (0.0%)
*Banco de Valencia SA Rights 05/06/10	3,325	390

TOTAL RIGHTS/WARRANTS		1,916

	Face
	Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $70,000 FHLMC 5.00%, 10/15/24, valued at $75,163) to be repurchased at $74,001	$74	74,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.1%)
§@DFA Short Term Investment Fund	10,227,723	10,227,723
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $3,104,167) to be repurchased at $3,043,349	$3,043	3,043,301

TOTAL SECURITIES LENDING COLLATERAL		13,271,024

TOTAL INVESTMENTS — (100.0%) (Cost $114,530,636)		$93,921,407

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (75.9%)
Consumer Discretionary — (10.5%)
*1-800-FLOWERS.COM, Inc.	900	$2,574
*99 Cents Only Stores	1,500	23,280
#Aaron’s, Inc.	1,500	33,855
#Abercrombie & Fitch Co.	1,100	48,103
*AC Moore Arts & Crafts, Inc.	300	1,224
Advance Auto Parts, Inc.	600	27,060
*Aeropostale, Inc.	900	26,136
*AH Belo Corp.	200	1,700
*Alloy, Inc.	200	1,550
#*Amazon.com, Inc.	1,800	246,708
Ambassadors Group, Inc.	200	2,428
*American Apparel, Inc.	1,450	4,452
#*American Axle & Manufacturing Holdings, Inc.	1,500	16,140
American Eagle Outfitters, Inc.	2,850	47,908
*America’s Car-Mart, Inc.	200	5,066
*Amerigon, Inc.	600	5,886
#*AnnTaylor Stores Corp.	1,272	27,602
#Arbitron, Inc.	600	18,486
#*Arctic Cat, Inc.	300	4,425
#*ArvinMeritor, Inc.	1,300	19,916
*Asbury Automotive Group, Inc.	700	10,885
*Audiovox Corp. Class A	600	5,586
#*AutoNation, Inc.	2,800	56,560
#*Bally Technologies, Inc.	400	18,448
#Barnes & Noble, Inc.	1,400	30,856
*Bassett Furniture Industries, Inc.	100	599
*Beazer Homes USA, Inc.	1,400	9,198
bebe stores, inc.	1,600	13,184
#*Bed Bath & Beyond, Inc.	1,700	78,132
#Belo Corp.	1,800	15,606
Best Buy Co., Inc.	2,200	100,320
Big 5 Sporting Goods Corp.	400	6,780
*Big Lots, Inc.	1,500	57,300
*Biglari Holdings, Inc.	15	5,869
#*BJ’s Restaurants, Inc.	300	7,239
#*Blockbuster, Inc. Class A	800	298
*Blue Nile, Inc.	100	5,399
Blyth, Inc.	150	8,646
*Bon-Ton Stores, Inc. (The)	800	13,696
Books-A-Million, Inc.	500	3,700
*Borders Group, Inc.	1,500	3,810
*BorgWarner, Inc.	2,900	125,686
#*Boyd Gaming Corp.	700	8,890
Brinker International, Inc.	800	14,816
*Brink’s Home Security Holdings, Inc.	800	33,552
#*Brookfield Homes Corp.	600	6,726
Brown Shoe Co., Inc.	700	13,160
#Brunswick Corp.	2,800	58,520
#Buckle, Inc.	750	27,135
*Build-A-Bear-Workshop, Inc.	500	4,780
#Burger King Holdings, Inc.	1,000	21,100
#*Cabela’s, Inc.	1,600	29,056
#Cablevision Systems Corp.	2,300	63,112
*Cache, Inc.	200	1,366
#Callaway Golf Co.	1,600	15,024
#*Capella Education Co.	100	9,062
#*Career Education Corp.	700	20,489
*Caribou Coffee Co., Inc.	300	2,655

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*CarMax, Inc.	3,400	$83,538
*Carmike Cinemas, Inc.	400	6,712
*Carriage Services, Inc.	200	994
*Carrols Restaurant Group, Inc.	400	2,996
*Carter’s, Inc.	1,400	45,108
*Casual Male Retail Group, Inc.	900	3,681
#Cato Corp. Class A	500	11,875
*Cavco Industries, Inc.	100	3,917
CBS Corp.	300	4,866
CBS Corp. Class B	7,900	128,059
*CEC Entertainment, Inc.	100	3,905
#*Charming Shoppes, Inc.	2,300	12,995
#*Cheesecake Factory, Inc.	500	13,585
Chico’s FAS, Inc.	3,100	46,159
#*Children’s Place Retail Stores, Inc. (The)	600	27,492
#Choice Hotels International, Inc.	500	18,155
Christopher & Banks Corp.	600	5,874
#Churchill Downs, Inc.	100	3,833
Cinemark Holdings, Inc.	4,200	76,692
#*Citi Trends, Inc.	400	13,416
CKE Restaurants, Inc.	500	6,170
#*Clear Channel Outdoor Holdings, Inc.	600	6,948
Coach, Inc.	1,900	79,325
#*Coinstar, Inc.	200	8,872
*Coldwater Creek, Inc.	2,800	19,824
#*Collective Brands, Inc.	1,700	39,865
#Columbia Sportswear Co.	1,200	66,648
Comcast Corp. Class A	18,300	361,242
Comcast Corp. Special Class A	6,800	128,180
#*Conn’s, Inc.	400	3,812
#Cooper Tire & Rubber Co.	1,400	29,708
#*Core-Mark Holding Co., Inc.	200	6,104
#*Corinthian Colleges, Inc.	700	10,934
Cracker Barrel Old Country Store, Inc.	200	9,874
#*Crocs, Inc.	1,700	16,422
#*Crown Media Holdings, Inc.	1,413	2,558
*Culp, Inc.	400	4,776
#*Cumulus Media, Inc.	100	488
*Dana Holding Corp.	2,200	29,392
#Darden Restaurants, Inc.	400	17,900
#*Deckers Outdoor Corp.	500	70,290
*dELiA*s, Inc.	400	700
*Destination Maternity Corp.	200	6,320
#DeVry, Inc.	200	12,478
#*Dick’s Sporting Goods, Inc.	1,600	46,576
#Dillard’s, Inc.	1,500	42,120
#*DineEquity, Inc.	100	4,113
#*DIRECTV Class A	3,452	125,066
*Discovery Communications, Inc. (25470F104)	2,400	92,880
*Discovery Communications, Inc. (25470F302)	2,514	83,892
DISH Network Corp.	1,700	37,655
#*Dolan Media Co.	1,000	11,890
*Dollar Tree, Inc.	800	48,576
#*Domino’s Pizza, Inc.	500	7,705
*Dorman Products, Inc.	400	10,140
#DR Horton, Inc.	6,400	94,016
*DreamWorks Animation SKG, Inc.	1,100	43,659
*Dress Barn, Inc. (The)	1,441	39,887
*Drew Industries, Inc.	500	12,825
*Drugstore.Com, Inc.	1,900	6,954
*DSW, Inc.	400	12,080

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Eastman Kodak Co.	5,800	$35,496
*Einstein Noah Restaurant Group, Inc.	300	3,894
Emerson Radio Corp.	900	1,890
#*Entercom Communications Corp.	500	7,280
Ethan Allen Interiors, Inc.	400	8,080
*EW Scripps Co.	866	9,474
#Family Dollar Stores, Inc.	600	23,736
*Federal Mogul Corp.	3,076	58,506
#Finish Line, Inc. Class A	1,000	16,110
*Fisher Communications, Inc.	400	6,016
#Foot Locker, Inc.	3,500	53,725
*Ford Motor Co.	27,300	355,446
*Fossil, Inc.	1,050	40,845
#Fred’s, Inc.	700	9,723
#*Fuel Systems Solutions, Inc.	400	12,588
*Full House Resorts, Inc.	300	936
#*Furniture Brands International, Inc.	400	3,312
Gaiam, Inc.	700	6,342
#*GameStop Corp. Class A	1,500	36,465
Gannett Co., Inc.	4,700	79,994
Gap, Inc.	5,100	126,123
#Garmin, Ltd.	2,200	82,236
Gentex Corp.	3,200	68,768
#Genuine Parts Co.	900	38,520
*G-III Apparel Group, Ltd.	400	11,440
*Global Traffic Network, Inc.	100	607
*Goodyear Tire & Rubber Co.	1,700	22,831
*Gray Television, Inc.	800	3,000
*Great Wolf Resorts, Inc.	600	1,926
#*Group 1 Automotive, Inc.	400	12,420
Guess?, Inc.	900	41,283
*Gymboree Corp.	600	29,478
*Hanesbrands, Inc.	1,500	42,705
#Harley-Davidson, Inc.	1,950	65,968
*Harman International Industries, Inc.	900	35,532
#Harte-Hanks, Inc.	2,000	28,800
Hasbro, Inc.	1,000	38,360
#Haverty Furniture Cos., Inc.	300	4,890
*Hawk Corp.	200	4,628
*Heelys, Inc.	400	1,100
*Helen of Troy, Ltd.	600	16,206
#*hhgregg, Inc.	700	20,041
#*Hibbett Sporting Goods, Inc.	600	16,500
Hillenbrand, Inc.	500	12,290
Home Depot, Inc.	12,800	451,200
Hooker Furniture Corp.	300	4,728
*Hot Topic, Inc.	800	6,112
#*Hovnanian Enterprises, Inc.	400	2,844
*HSN, Inc.	1,080	32,540
#*Iconix Brand Group, Inc.	1,200	20,712
Interactive Data Corp.	2,400	80,328
International Speedway Corp.	300	9,168
#*Interpublic Group of Cos., Inc. (The)	7,200	64,152
*Interval Leisure Group, Inc.	1,080	15,973
*iRobot Corp.	500	10,090
*Isle of Capri Casinos, Inc.	300	3,267
*ITT Educational Services, Inc.	200	20,226
*J. Crew Group, Inc.	700	32,529
#J.C. Penney Co., Inc.	5,500	160,435
*Jack in the Box, Inc.	400	9,408
#*Jackson Hewitt Tax Service, Inc.	200	338

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*JAKKS Pacific, Inc.	600	$9,174
Jarden Corp.	500	16,060
*Jo-Ann Stores, Inc.	600	26,472
Johnson Controls, Inc.	7,300	245,207
Jones Apparel Group, Inc.	1,400	30,464
#*Jos. A. Bank Clothiers, Inc.	400	24,344
*Journal Communications, Inc.	800	4,536
#*K12, Inc.	600	14,202
#KB Home	1,900	35,207
*Kenneth Cole Productions, Inc. Class A	400	4,984
*Kid Brands, Inc.	500	4,985
*Kirkland’s, Inc.	300	6,681
#*Knology, Inc.	1,000	13,130
*Kohl’s Corp.	3,239	178,113
#*K-Swiss, Inc. Class A	700	8,708
*Lakes Entertainment, Inc.	500	1,125
#*Lamar Advertising Co.	1,600	59,552
*Las Vegas Sands Corp.	1,300	32,318
—*Lazare Kaplan International, Inc.	300	750
*La-Z-Boy, Inc.	1,400	18,256
*Leapfrog Enterprises, Inc.	1,200	8,208
*Lee Enterprises, Inc.	1,000	3,780
#Leggett & Platt, Inc.	4,600	112,838
#Lennar Corp. Class A	4,800	95,520
Lennar Corp. Class B Voting	1,600	26,400
#*Liberty Global, Inc. Class A	2,700	74,007
#*Liberty Global, Inc. Series C	3,000	81,240
*Liberty Media Corp. Capital Series A	3,100	137,237
*Liberty Media Corp. Interactive Class A	11,152	171,406
*Liberty Media-Starz Corp. Series A	922	51,070
*Liberty Media-Starz Corp. Series B	20	1,152
#*Lifetime Brands, Inc.	200	2,900
Limited Brands, Inc.	4,900	131,320
*LIN TV Corp.	400	2,892
#*Lincoln Educational Services Corp.	300	7,488
*Lithia Motors, Inc.	400	3,192
#*Live Nation Entertainment, Inc.	3,260	51,149
#*Liz Claiborne, Inc.	3,100	27,094
*LKQ Corp.	3,600	75,816
#*LodgeNet Interactive Corp.	600	3,960
Lowe’s Cos., Inc.	8,000	216,960
*Luby’s, Inc.	400	1,632
*Lumber Liquidators Holdings, Inc.	300	9,138
*M/I Homes, Inc.	500	7,800
Mac-Gray Corp.	400	4,660
#Macy’s, Inc.	8,200	190,240
*Madison Square Garden, Inc.	575	11,931
*Maidenform Brands, Inc.	400	9,128
Marcus Corp.	200	2,570
#*Marine Products Corp.	700	4,970
*MarineMax, Inc.	700	7,805
#Marriott International, Inc. Class A	2,413	88,702
#*Martha Stewart Living Omnimedia, Inc.	700	4,676
Mattel, Inc.	3,500	80,675
*McClatchy Co. (The)	1,600	8,720
McDonald’s Corp.	6,400	451,776
McGraw-Hill Cos., Inc.	2,000	67,440
MDC Holdings, Inc.	1,200	45,960
*Media General, Inc.	600	7,590
*Mediacom Communications Corp.	1,200	7,944
#Men’s Wearhouse, Inc. (The)	1,300	30,719

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Meredith Corp.	800	$28,744
#*Meritage Homes Corp.	700	16,646
*MGM Mirage	4,400	69,916
*Midas, Inc.	300	3,453
#*Modine Manufacturing Co.	1,700	23,817
#*Mohawk Industries, Inc.	2,500	159,350
*Monarch Casino & Resort, Inc.	102	1,185
*Morgans Hotel Group Co.	200	1,694
#*Morningstar, Inc.	1,000	47,010
*Motorcar Parts of America, Inc.	400	2,484
#*Movado Group, Inc.	400	4,964
*Nathan’s Famous, Inc.	200	3,136
National CineMedia, Inc.	1,100	20,944
*Nautilus, Inc.	296	1,012
*Navarre Corp.	595	1,279
#*Netflix, Inc.	1,000	98,770
*New York & Co., Inc.	1,300	7,982
*New York Times Co. Class A (The)	4,300	42,656
Newell Rubbermaid, Inc.	500	8,535
News Corp. Class A	17,000	262,140
News Corp. Class B	7,500	133,425
*Nexstar Broadcasting Group, Inc.	500	3,340
NIKE, Inc. Class B	3,600	273,276
#Nordstrom, Inc.	1,900	78,527
#Nutri/System, Inc.	200	3,866
*Office Depot, Inc.	9,600	65,856
Omnicom Group, Inc.	1,300	55,458
*Orbitz Worldwide, Inc.	1,700	11,203
#*O’Reilly Automotive, Inc.	1,133	55,392
#*Orient-Express Hotels, Ltd.	700	9,555
*Orleans Homebuilders, Inc.	300	63
*Outdoor Channel Holdings, Inc.	500	3,455
#*Overstock.com, Inc.	400	7,400
#Oxford Industries, Inc.	200	4,318
#*Pacific Sunwear of California, Inc.	1,600	8,096
*Palm Harbor Homes, Inc.	300	870
#*Panera Bread Co.	300	23,382
#*Papa John’s International, Inc.	150	4,110
#*Peet’s Coffee & Tea, Inc.	100	3,962
*Penn National Gaming, Inc.	1,200	37,152
#*Penske Automotive Group, Inc.	1,900	28,462
Pep Boys - Manny, Moe & Jack (The)	1,600	20,048
*Perry Ellis International, Inc.	400	9,652
#PetMed Express, Inc.	300	6,642
Phillips-Van Heusen Corp.	1,302	82,039
*Pier 1 Imports, Inc.	2,700	22,356
*Pinnacle Entertainment, Inc.	600	8,118
*Playboy Enterprises, Inc. Class B	300	1,254
#Polaris Industries, Inc.	300	17,751
#Polo Ralph Lauren Corp.	300	26,970
Pool Corp.	800	19,624
#*Priceline.com, Inc.	300	78,615
#Primedia, Inc.	1,200	4,188
*Princeton Review, Inc.	300	939
*Pulte Group, Inc.	500	6,545
*Quiksilver, Inc.	3,500	18,655
*Radio One, Inc.	1,000	5,040
RadioShack Corp.	2,400	51,720
*RC2 Corp.	600	11,022
*RCN Corp.	900	13,212
#*Red Robin Gourmet Burgers, Inc.	200	4,882

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Regal Entertainment Group	3,200	$54,656
#Regis Corp.	500	9,560
*Rent-A-Center, Inc.	1,500	38,730
*Rentrak Corp.	200	4,376
*Retail Ventures, Inc.	1,000	10,820
RG Barry Corp.	400	4,116
#Ross Stores, Inc.	1,000	56,000
#*Royal Caribbean Cruises, Ltd.	1,600	57,344
#Ryland Group, Inc.	1,200	27,336
*Saga Communications, Inc.	100	2,755
#*Saks, Inc.	3,300	32,175
*Salem Communications Corp.	400	1,820
*Sally Beauty Holdings, Inc.	3,500	33,425
Scholastic Corp.	800	21,608
#*Scientific Games Corp.	700	10,297
Scripps Networks Interactive, Inc.	1,000	45,340
*Sealy Corp.	1,400	5,236
*Sears Holdings Corp.	501	60,596
*Select Comfort Corp.	1,000	11,320
Service Corp. International	6,200	55,676
*Shiloh Industries, Inc.	200	1,626
*Shoe Carnival, Inc.	200	5,532
*Shuffle Master, Inc.	600	5,760
*Shutterfly, Inc.	700	16,471
#*Signet Jewelers, Ltd. ADR	1,900	60,838
#*Sinclair Broadcast Group, Inc. Class A	1,000	6,890
*Skechers U.S.A., Inc. Class A	1,100	42,185
Skyline Corp.	100	2,331
*Smith & Wesson Holding Corp.	300	1,335
Snap-On, Inc.	2,200	105,996
*Sonic Automotive, Inc.	700	7,476
#Sotheby’s Class A	600	20,040
Spartan Motors, Inc.	700	4,319
Speedway Motorsports, Inc.	200	3,250
Sport Supply Group, Inc.	200	2,682
Stage Stores, Inc.	800	12,200
Standard Motor Products, Inc.	800	8,528
*Standard Pacific Corp.	2,800	17,948
*Stanley Black & Decker, Inc.	2,457	152,703
#*Stanley Furniture, Inc.	200	1,974
#Staples, Inc.	5,900	138,827
*Starbucks Corp.	7,100	184,458
*Stein Mart, Inc.	1,000	9,480
*Steiner Leisure, Ltd.	200	9,374
*Steinway Musical Instruments, Inc.	100	1,916
*Steven Madden, Ltd.	400	23,184
*Stoneridge, Inc.	400	4,316
#Sturm Ruger & Co., Inc.	300	5,007
Superior Industries International, Inc.	700	11,802
#Systemax, Inc.	800	18,584
#*Talbots, Inc.	1,000	16,450
Target Corp.	6,900	392,403
*Tempur-Pedic International, Inc.	800	26,960
*Tenneco, Inc.	600	15,462
#*Texas Roadhouse, Inc.	600	8,868
Thor Industries, Inc.	1,400	49,994
Tiffany & Co.	900	43,632
*Timberland Co. Class A	1,600	34,400
Time Warner Cable, Inc.	4,816	270,900
Time Warner, Inc.	13,906	460,010
#TJX Cos., Inc. (The)	1,200	55,608

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Toll Brothers, Inc.	2,700	$60,939
#Tractor Supply Co.	500	33,585
*Trans World Entertainment Corp.	1,000	2,330
#*True Religion Apparel, Inc.	500	15,625
*Tuesday Morning Corp.	1,000	5,650
Tupperware Corp.	750	38,302
*Ulta Salon Cosmetics & Fragrance, Inc.	900	20,808
#*Under Armour, Inc. Class A	900	30,375
*Unifi, Inc.	1,300	4,979
UniFirst Corp.	300	14,661
*Universal Electronics, Inc.	400	8,488
*Universal Technical Institute, Inc.	200	4,792
#*Urban Outfitters, Inc.	1,300	48,763
*US Auto Parts Network, Inc.	600	5,640
V.F. Corp.	700	60,494
#*Vail Resorts, Inc.	600	27,384
*Valassis Communications, Inc.	1,500	49,035
#*Valuevision Media, Inc.	600	1,848
#*Viacom, Inc. Class A	200	7,802
*Viacom, Inc. Class B	2,400	84,792
#*Volcom, Inc.	600	14,304
*WABCO Holdings, Inc.	1,500	49,785
Walt Disney Co. (The)	19,719	726,448
*Warnaco Group, Inc.	700	33,488
*Warner Music Group Corp.	1,500	10,275
#Weight Watchers International, Inc.	600	15,942
Wendy’s/Arby’s Group, Inc.	7,225	38,365
#*West Marine, Inc.	700	8,379
*Wet Seal, Inc. (The)	1,700	8,041
#Whirlpool Corp.	2,200	239,514
Wiley (John) & Sons, Inc. Class A	1,300	54,951
Williams-Sonoma, Inc.	3,400	97,920
*Winnebago Industries, Inc.	700	11,641
#*WMS Industries, Inc.	500	25,010
Wolverine World Wide, Inc.	900	27,549
World Wrestling Entertainment, Inc.	600	10,950
#Wyndham Worldwide Corp.	2,800	75,068
#*Zale Corp.	300	978
#*Zumiez, Inc.	700	12,992

Total Consumer Discretionary		15,946,942

Consumer Staples — (6.3%)
#Alberto-Culver Co.	900	25,920
Alico, Inc.	100	2,668
Altria Group, Inc.	5,700	120,783
#*American Italian Pasta Co.	300	11,769
Andersons, Inc. (The)	300	10,842
Archer-Daniels-Midland Co.	2,300	64,262
#Avon Products, Inc.	2,900	93,757
B&G Foods, Inc.	500	5,165
*BJ’s Wholesale Club, Inc.	2,100	80,388
*Boston Beer Co., Inc. Class A	200	11,402
#Brown-Forman Corp. Class B	1,100	63,998
#Calavo Growers, Inc.	200	3,468
Cal-Maine Foods, Inc.	300	10,014
Campbell Soup Co.	1,072	38,442
Casey’s General Stores, Inc.	1,300	50,219
*Central European Distribution Corp.	900	31,185
*Chiquita Brands International, Inc.	1,600	24,064
Church & Dwight Co., Inc.	900	62,325
Clorox Co.	800	51,760

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Coca-Cola Co. (The)	17,700	$946,065
Coca-Cola Enterprises, Inc.	1,200	33,276
Colgate-Palmolive Co.	4,300	361,630
#ConAgra, Inc.	1,600	39,152
Corn Products International, Inc.	900	32,400
Costco Wholesale Corp.	1,900	112,252
CVS Caremark Corp.	10,400	384,072
*Darling International, Inc.	1,400	13,286
*Dean Foods Co.	3,400	53,380
Del Monte Foods Co.	3,985	59,536
#Diamond Foods, Inc.	200	8,542
Dr Pepper Snapple Group, Inc.	4,300	140,739
*Elizabeth Arden, Inc.	600	10,926
*Energizer Holdings, Inc.	1,100	67,210
Estee Lauder Cos., Inc.	1,400	92,288
Farmer Brothers Co.	200	3,742
#Flowers Foods, Inc.	3,000	79,080
General Mills, Inc.	2,500	177,950
#*Great Atlantic & Pacific Tea Co.	1,400	11,270
#*Green Mountain Coffee, Inc.	650	47,229
H.J. Heinz Co.	2,800	131,236
#*Hain Celestial Group, Inc.	1,300	25,714
#*Hansen Natural Corp.	700	30,856
Herbalife, Ltd.	500	24,125
#Hershey Co. (The)	800	37,608
Hormel Foods Corp.	1,700	69,292
*HQ Sustainable Maritime Industries, Inc.	200	1,138
Imperial Sugar Co.	200	3,206
Ingles Markets, Inc.	300	4,809
Inter Parfums, Inc.	350	6,048
J & J Snack Foods Corp.	300	13,977
J.M. Smucker Co.	2,800	170,996
Kellogg Co.	3,200	175,808
Kimberly-Clark Corp.	1,600	98,016
Kraft Foods, Inc.	20,300	600,880
Kroger Co. (The)	3,900	86,697
Lancaster Colony Corp.	300	16,491
Lance, Inc.	300	6,954
*Lifeway Foods, Inc.	300	3,306
Mannatech, Inc.	155	598
McCormick & Co., Inc. Non-Voting	1,000	39,570
Mead Johnson Nutrition Co.	800	41,288
*Medifast, Inc.	300	9,576
Molson Coors Brewing Co.	1,200	53,232
#Nash-Finch Co.	200	7,004
National Beverage Corp.	800	9,280
*NBTY, Inc.	1,300	52,884
Nu Skin Enterprises, Inc. Class A	1,000	30,060
*Nutraceutical International Corp.	200	3,094
*Omega Protein Corp.	200	1,070
*Overhill Farms, Inc.	400	2,424
*Pantry, Inc.	200	3,164
PepsiCo, Inc.	9,700	632,634
*Prestige Brands Holdings, Inc.	900	8,766
PriceSmart, Inc.	600	14,928
Procter & Gamble Co.	18,900	1,174,824
*Ralcorp Holdings, Inc.	800	53,240
Reliv’ International, Inc.	400	1,160
*Revlon, Inc.	650	11,388
Reynolds American, Inc.	2,800	149,576
#Ruddick Corp.	1,000	35,340

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Safeway, Inc.	11,200	$264,320
Sanderson Farms, Inc.	200	11,334
Sara Lee Corp.	3,400	48,348
Schiff Nutrition International, Inc.	300	2,127
*Seneca Foods Corp.	200	6,568
#*Smart Balance, Inc.	1,000	6,650
#*Smithfield Foods, Inc.	4,900	91,826
Spartan Stores, Inc.	800	12,072
#SUPERVALU, Inc.	5,300	78,970
*Susser Holdings Corp.	300	3,231
#Sysco Corp.	3,400	107,236
#Tootsie Roll Industries, Inc.	318	8,459
#*TreeHouse Foods, Inc.	400	16,916
*United Natural Foods, Inc.	1,100	33,759
#Universal Corp.	300	15,534
#*USANA Health Sciences, Inc.	200	7,250
Walgreen Co.	5,900	207,385
Wal-Mart Stores, Inc.	21,704	1,164,420
WD-40 Co.	300	10,569
Weis Markets, Inc.	600	22,368
#*Whole Foods Market, Inc.	3,500	136,570
*Winn-Dixie Stores, Inc.	1,000	12,610

Total Consumer Staples		9,547,235

Energy — (7.5%)
*Allis-Chalmers Energy, Inc.	2,300	9,269
Alon USA Energy, Inc.	1,500	10,965
*American Oil & Gas, Inc.	800	5,760
Anadarko Petroleum Corp.	3,900	242,424
Apache Corp.	2,500	254,400
Arch Coal, Inc.	3,500	94,500
#*Arena Resources, Inc.	900	33,237
*Atlas Energy, Inc.	2,800	101,024
*ATP Oil & Gas Corp.	1,000	18,260
*Atwood Oceanics, Inc.	1,700	61,897
#*Baker Hughes, Inc.	4,987	248,132
#*Basic Energy Services, Inc.	1,000	10,210
#Berry Petroleum Corp. Class A	1,600	51,792
#*Bill Barrett Corp.	1,800	61,344
*Bolt Technology Corp.	200	2,214
*Boots & Coots, Inc.	600	1,758
#*BPZ Resources, Inc.	2,500	16,550
#*Brigham Exploration Co.	1,300	25,363
*Bristow Group, Inc.	1,100	42,581
*Bronco Drilling Co., Inc.	700	3,346
#Cabot Oil & Gas Corp.	2,000	72,260
*Cal Dive International, Inc.	3,800	24,928
*Callon Petroleum Co.	400	2,428
*Cameron International Corp.	2,174	85,786
CARBO Ceramics, Inc.	500	36,625
#*Carrizo Oil & Gas, Inc.	600	13,164
#*Cheniere Energy, Inc.	1,200	4,980
Chesapeake Energy Corp.	8,604	204,775
Chevron Corp.	20,988	1,709,263
Cimarex Energy Co.	2,058	140,109
*Clayton Williams Energy, Inc.	300	13,938
#*Clean Energy Fuels Corp.	1,700	29,954
*CNX Gas Corp.	1,800	68,886
*Complete Production Services, Inc.	2,100	31,689
*Comstock Resources, Inc.	1,129	36,196
*Concho Resources, Inc.	1,500	85,230

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
Consol Energy, Inc.	300	$13,404
*Contango Oil & Gas Co.	500	27,450
*Continental Resources, Inc.	1,600	78,656
*CREDO Petroleum Corp.	200	1,940
*Crosstex Energy, Inc.	1,100	9,933
*Dawson Geophysical Co.	300	8,787
#*Delta Petroleum Corp.	1,300	2,002
#*Denbury Resources, Inc.	7,769	148,776
Devon Energy Corp.	5,600	377,048
#Diamond Offshore Drilling, Inc.	1,400	110,740
*Double Eagle Petroleum Co.	400	1,900
*Dresser-Rand Group, Inc.	2,300	81,144
*Dril-Quip, Inc.	900	52,137
El Paso Corp.	4,400	53,240
*ENGlobal Corp.	600	2,130
#EOG Resources, Inc.	3,200	358,784
*Evolution Petroleum Corp.	400	2,392
EXCO Resources, Inc.	1,900	35,245
#*Exterran Holdings, Inc.	2,000	58,300
Exxon Mobil Corp.	3,000	203,550
#*FMC Technologies, Inc.	1,200	81,228
#*Forest Oil Corp.	2,307	67,595
Frontier Oil Corp.	600	9,120
*FX Energy, Inc.	600	2,586
General Maritime Corp.	1,370	11,111
*Geokinetics, Inc.	400	3,496
*GeoMet, Inc.	348	470
*GeoResources, Inc.	509	8,734
#*Global Industries, Ltd.	2,200	14,740
#*GMX Resources, Inc.	500	4,005
#*Goodrich Petroleum Corp.	1,000	16,930
#*Green Plains Renewable Energy, Inc.	400	5,492
Gulf Island Fabrication, Inc.	400	9,588
*Gulfmark Offshore, Inc.	700	24,129
#*Gulfport Energy Corp.	900	11,250
Halliburton Co.	8,600	263,590
*Harvest Natural Resources, Inc.	1,100	9,713
*Helix Energy Solutions Group, Inc.	2,900	42,282
Helmerich & Payne, Inc.	2,100	85,302
*Hercules Offshore, Inc.	3,100	12,276
Hess Corp.	2,756	175,144
*HKN, Inc.	200	616
#Holly Corp.	700	18,900
#*Hornbeck Offshore Services, Inc.	900	22,023
Houston American Energy Corp.	500	6,550
#*ION Geophysical Corp.	3,400	20,434
*James River Coal Co.	800	15,056
*Key Energy Services, Inc.	2,700	29,322
*Kodiak Oil & Gas Corp.	1,200	4,776
Lufkin Industries, Inc.	500	42,565
*Magnum Hunter Resources Corp.	700	3,248
Marathon Oil Corp.	8,000	257,200
*Mariner Energy, Inc.	3,100	74,028
Massey Energy Co.	1,200	43,956
*Matrix Service Co.	900	9,567
*McMoran Exploration Co.	900	10,746
*Mitcham Industries, Inc.	200	1,462
Murphy Oil Corp.	1,500	90,225
#*Nabors Industries, Ltd.	7,100	153,147
National-Oilwell, Inc.	3,092	136,141
*Natural Gas Services Group, Inc.	400	7,172

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Newfield Exploration Co.	2,100	$122,199
*Newpark Resources, Inc.	2,200	14,696
Noble Energy, Inc.	1,500	114,600
#*Northern Oil & Gas, Inc.	700	11,382
Occidental Petroleum Corp.	4,500	398,970
*Oceaneering International, Inc.	1,700	111,350
#*Oil States International, Inc.	1,589	76,765
#Overseas Shipholding Group, Inc.	1,000	50,060
*OYO Geospace Corp.	200	9,940
#*Pacific Ethanol, Inc.	1,400	1,498
Panhandle Oil & Gas, Inc.	200	4,992
*Parker Drilling Co.	4,100	22,673
#*Patriot Coal Corp.	2,600	51,194
#Patterson-UTI Energy, Inc.	4,700	71,863
#Penn Virginia Corp.	950	24,234
*Petrohawk Energy Corp.	4,000	86,360
*Petroleum Development Corp.	700	16,387
#*PetroQuest Energy, Inc.	1,800	10,638
*PHI, Inc. Non-Voting	200	4,158
*Pioneer Drilling Co.	1,800	13,212
#Pioneer Natural Resources Co.	3,200	205,216
*Plains Exploration & Production Co.	3,000	87,930
*Pride International, Inc.	5,023	152,348
*Quicksilver Resources, Inc.	3,200	44,384
*RAM Energy Resources, Inc.	900	1,683
Range Resources Corp.	2,000	95,520
#*Rex Energy Corp.	1,000	13,300
*Rosetta Resources, Inc.	1,300	32,370
*Rowan Cos., Inc.	2,700	80,460
RPC, Inc.	2,500	34,125
#*SandRidge Energy, Inc.	5,700	42,807
Schlumberger, Ltd.	8,100	578,502
*SEACOR Holdings, Inc.	700	58,919
*Seahawk Drilling, Inc.	274	4,565
Smith International, Inc.	5,701	272,280
*Southwestern Energy Co.	2,500	99,200
Spectra Energy Corp.	3,300	77,022
St. Mary Land & Exploration Co.	1,900	76,456
*Stone Energy Corp.	1,000	16,300
#*SulphCo, Inc.	620	238
*Superior Energy Services, Inc.	2,400	64,944
*Superior Well Services, Inc.	900	13,050
*Swift Energy Corp.	1,300	47,034
*T-3 Energy Services, Inc.	400	11,900
*Teekay Corp.	706	17,685
#Tesoro Petroleum Corp.	3,200	42,080
#*Tetra Technologies, Inc.	2,100	25,809
*TGC Industries, Inc.	331	1,363
Tidewater, Inc.	1,401	75,108
#*Toreador Resources Corp.	700	6,349
*Trico Marine Services, Inc.	500	1,640
*Tri-Valley Corp.	700	826
*Union Drilling, Inc.	600	3,978
*Unit Corp.	1,900	90,763
*Uranium Energy Corp.	800	2,288
#*USEC, Inc.	2,800	16,800
VAALCO Energy, Inc.	1,100	6,171
*Venoco, Inc.	900	13,410
*Verenium Corp.	300	1,239
W&T Offshore, Inc.	1,400	13,258
*Warren Resources, Inc.	2,000	7,160

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Western Refining, Inc.	1,800	$9,648
*Westmoreland Coal Co.	400	5,624
*Whiting Petroleum Corp.	1,300	117,429
#*Willbros Group, Inc.	800	10,040
Williams Cos., Inc. (The)	3,300	77,913
#World Fuel Services Corp.	1,600	45,488
XTO Energy, Inc.	4,300	204,336

Total Energy		11,412,839

Financials — (12.3%)
1st Source Corp.	300	5,739
21st Century Holding Co.	200	730
Abington Bancorp, Inc.	500	4,755
#*Affiliated Managers Group, Inc.	800	67,344
*Affirmative Insurance Holdings, Inc.	100	462
Aflac, Inc.	3,000	152,880
*Allegheny Corp.	310	92,120
Allied World Assurance Co. Holdings, Ltd.	1,200	52,284
Allstate Corp. (The)	5,000	163,350
*Altisource Portfolio Solutions SA	500	12,080
—#*Amcore Financial, Inc.	102	81
American Capital, Ltd.	2,664	16,357
American Equity Investment Life Holding Co.	1,100	11,572
American Express Co.	6,700	309,004
#American National Insurance Co.	600	66,096
American Physicians Capital, Inc.	266	8,895
*American Safety Insurance Holdings, Ltd.	300	4,854
#*AmeriCredit Corp.	3,100	74,214
Ameriprise Financial, Inc.	1,100	50,996
Ameris Bancorp	203	2,259
*AMERISAFE, Inc.	500	8,550
AmTrust Financial Services, Inc.	1,200	16,356
AON Corp.	1,600	67,936
*Arch Capital Group, Ltd.	1,000	75,580
Argo Group International Holdings, Ltd.	700	23,093
Arrow Financial Corp.	206	5,727
Aspen Insurance Holdings, Ltd.	2,140	57,737
*Asset Acceptance Capital Corp.	900	6,624
Associated Banc-Corp	3,903	56,711
Assurant, Inc.	1,400	51,002
Assured Guaranty, Ltd.	3,300	71,115
Asta Funding, Inc.	300	2,319
#Astoria Financial Corp.	2,100	33,894
#*Atlantic Coast Federal Corp.	200	550
*Avatar Holdings, Inc.	200	4,768
Axis Capital Holdings, Ltd.	2,400	74,808
#BancFirst Corp.	400	17,656
*Bancorp, Inc.	400	3,548
BancorpSouth, Inc.	2,000	44,280
#BancTrust Financial Group, Inc.	200	1,238
Bank Mutual Corp.	600	4,272
Bank of America Corp.	123,165	2,196,032
#*Bank of Florida Corp.	200	212
Bank of Hawaii Corp	800	42,304
Bank of New York Mellon Corp. (The)	8,900	277,057
#Bank of the Ozarks, Inc.	400	15,388
*BankAtlantic Bancorp, Inc.	622	1,630
BankFinancial Corp.	500	4,830
#Banner Corp.	400	2,268
#BB&T Corp.	6,405	212,902
*Beneficial Mutual Bancorp., Inc.	1,400	13,874

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Berkshire Hills Bancorp, Inc.	100	$2,100
BGC Partners, Inc. Class A	800	5,216
#BlackRock, Inc.	700	128,800
BOK Financial Corp.	1,338	72,827
Boston Private Financial Holdings, Inc.	1,400	11,102
*Broadpoint Gleacher Securities, Inc.	1,900	8,132
Brookline Bancorp, Inc.	1,300	14,287
Brown & Brown, Inc.	1,700	34,238
*Cadence Financial Corp.	200	598
Calamos Asset Management, Inc.	500	6,225
Camden National Corp.	200	7,146
Capital City Bank Group, Inc.	200	3,518
Capital One Financial Corp.	3,200	138,912
#CapitalSource, Inc.	7,360	43,939
#*Capitol Bancorp, Ltd.	300	732
Capitol Federal Financial	800	30,152
Cardinal Financial Corp.	600	6,570
*Cardtronics, Inc.	700	9,758
Cash America International, Inc.	700	25,942
#Cathay General Bancorp	1,500	18,555
#*CB Richard Ellis Group, Inc.	2,700	46,764
Center Bancorp, Inc.	336	2,796
*Center Financial Corp.	200	1,348
CenterState Banks of Florida, Inc.	500	6,015
#*Central Pacific Financial Corp.	200	436
#Charles Schwab Corp. (The)	5,400	104,166
#Chemical Financial Corp.	500	11,850
Chubb Corp.	2,100	111,027
Cincinnati Financial Corp.	1,828	51,915
*CIT Group, Inc.	200	8,120
*Citigroup, Inc.	260,617	1,138,896
#*Citizens, Inc.	1,000	7,010
#City Holding Co.	300	10,512
#City National Corp.	1,600	99,648
Clifton Savings Bancorp, Inc.	300	2,946
CME Group, Inc.	200	65,682
#*CNA Financial Corp.	4,800	134,976
*CNA Surety Corp.	1,100	18,447
#CoBiz Financial, Inc.	800	5,712
Cohen & Steers, Inc.	800	21,656
#Columbia Banking System, Inc.	600	13,488
#Comerica, Inc.	2,800	117,600
#Commerce Bancshares, Inc.	310	12,840
Community Bank System, Inc.	700	17,269
#Community Trust Bancorp, Inc.	100	3,002
*CompuCredit Holdings Corp.	700	4,193
#*Conseco, Inc.	6,200	36,580
Consolidated-Tokoma Land Co.	200	6,836
*Cowen Group, Inc.	800	4,320
*Credit Acceptance Corp.	700	31,570
#Cullen Frost Bankers, Inc.	1,200	71,232
#CVB Financial Corp.	2,400	26,424
Danvers Bancorp, Inc.	400	6,540
Delphi Financial Group, Inc. Class A	1,200	33,000
Dime Community Bancshares, Inc.	700	8,925
#*Dollar Financial Corp.	500	11,705
Donegal Group, Inc. Class A	500	7,215
*Doral Financial Corp.	1,100	5,929
East West Bancorp, Inc.	2,700	52,893
Eastern Insurance Holdings, Inc.	200	2,050
Eaton Vance Corp.	400	14,096

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*eHealth, Inc.	500	$6,855
EMC Insurance Group, Inc.	300	7,278
#Employers Holdings, Inc.	1,100	18,128
*Encore Bancshares, Inc.	200	2,058
#*Encore Capital Group, Inc.	600	13,806
#Endurance Specialty Holdings, Ltd.	1,500	55,275
*Enstar Group, Ltd.	300	19,836
Enterprise Financial Services Corp.	100	1,051
Erie Indemnity Co.	600	27,786
ESSA Bancorp, Inc.	400	5,052
#Evercore Partners, Inc. Class A	200	7,168
Everest Re Group, Ltd.	1,100	84,315
#*EzCorp, Inc.	900	18,639
#F.N.B. Corp.	2,400	22,368
FBL Financial Group, Inc. Class A	800	20,672
#Federated Investors, Inc.	100	2,412
Fidelity National Financial, Inc.	4,800	72,864
Fifth Third Bancorp	5,500	82,005
Financial Institutions, Inc.	300	4,824
*First Acceptance Corp.	1,000	1,990
First Bancorp	200	3,262
First Busey Corp.	400	2,020
*First Cash Financial Services, Inc.	600	13,236
First Commonwealth Financial Corp.	800	5,240
First Community Bancshares, Inc.	400	6,660
First Defiance Financial Corp.	200	2,700
First Financial Bancorp	1,300	24,843
First Financial Bankshares, Inc.	500	26,740
First Financial Corp.	100	2,915
First Financial Holdings, Inc.	300	4,236
First Financial Northwest, Inc.	400	2,580
#*First Horizon National Corp.	1,927	27,267
First Merchants Corp.	300	2,622
First Mercury Financial Corp.	400	5,244
First Midwest Bancorp, Inc.	1,600	24,320
First Niagara Financial Group, Inc.	4,589	63,787
First Place Financial Corp.	400	2,032
First Security Group, Inc.	400	1,144
#First South Bancorp, Inc.	200	2,788
FirstMerit Corp.	2,104	49,444
Flagstone Reinsurance Holdings, Ltd.	2,006	22,367
Flushing Financial Corp.	600	8,166
#FNB United Corp.	100	177
#*Forest City Enterprises, Inc. Class A	4,808	74,284
Franklin Resources, Inc.	1,600	185,024
#Fulton Financial Corp.	4,000	42,000
Gallagher (Arthur J.) & Co.	2,000	52,540
GAMCO Investors, Inc.	100	4,601
*Genworth Financial, Inc.	10,100	166,852
German American Bancorp, Inc.	200	3,182
GFI Group, Inc.	2,300	15,870
Glacier Bancorp, Inc.	300	5,547
Goldman Sachs Group, Inc. (The)	600	87,120
Great Southern Bancorp, Inc.	300	7,317
#*Greene Bancshares, Inc.	201	2,541
Greenhill & Co., Inc.	300	26,367
*Greenlight Capital Re, Ltd.	700	17,934
*Guaranty Bancorp	600	942
*Hallmark Financial Services, Inc.	500	5,855
Hampden Bancorp, Inc.	100	980
#Hampton Roads Bankshares, Inc.	201	581

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Hancock Holding Co.	700	$28,616
*Hanmi Financial Corp.	1,100	3,278
Hanover Insurance Group, Inc.	1,300	58,565
Harleysville Group, Inc.	700	22,414
*Harris & Harris Group, Inc.	600	2,910
Hartford Financial Services Group, Inc.	5,600	159,992
HCC Insurance Holdings, Inc.	2,600	70,694
Heartland Financial USA, Inc.	361	6,899
*Heritage Commerce Corp.	200	1,104
Heritage Financial Group	200	2,506
*HFF, Inc.	300	2,646
*Hilltop Holdings, Inc.	1,400	16,422
Home Bancshares, Inc.	608	17,097
Home Federal Bancorp, Inc.	290	4,620
Horace Mann Educators Corp.	900	15,489
#Huntington Bancshares, Inc.	4,611	31,216
IBERIABANK Corp.	500	30,820
Independence Holding Co.	300	2,403
#Independent Bank Corp.	400	10,376
*Interactive Brokers Group, Inc.	800	13,712
*International Assets Holding Corp.	459	7,422
#International Bancshares Corp.	1,700	41,089
Invesco, Ltd.	7,100	163,229
*Investment Technology Group, Inc.	900	15,633
Janus Capital Group, Inc.	1,800	25,344
#Jefferies Group, Inc.	2,500	68,050
JMP Group, Inc.	400	3,096
#Jones Lang LaSalle, Inc.	900	70,992
JPMorgan Chase & Co.	27,800	1,183,724
#*KBW, Inc.	600	17,970
Kearny Financial Corp.	1,000	10,230
KeyCorp	6,900	62,238
*Knight Capital Group, Inc.	2,100	32,655
#Lakeland Bancorp, Inc.	500	5,250
Lakeland Financial Corp.	300	6,258
Legacy Bancorp, Inc.	200	1,874
Legg Mason, Inc.	2,700	85,563
#Life Partners Holdings, Inc.	250	5,775
Lincoln National Corp.	3,300	100,947
Loews Corp.	1,500	55,860
#M&T Bank Corp.	868	75,820
MainSource Financial Group, Inc.	200	1,618
#*Markel Corp.	200	76,568
#MarketAxess Holdings, Inc.	600	9,432
*Marlin Business Services Corp.	300	3,453
Marsh & McLennan Cos., Inc.	3,400	82,348
Marshall & Ilsley Corp.	3,900	35,490
#*Maui Land & Pineapple Co., Inc.	400	2,012
Max Capital Group, Ltd.	1,400	31,220
#MB Financial, Inc.	1,200	29,400
*MBIA, Inc.	2,600	24,908
MBT Financial Corp.	300	876
*MCG Capital Corp.	1,500	9,945
Meadowbrook Insurance Group, Inc.	1,600	12,640
Medallion Financial Corp.	300	2,400
Mercer Insurance Group, Inc.	200	3,670
Mercury General Corp.	1,300	58,487
*Meridian Interstate Bancorp, Inc.	400	4,608
#*MF Global Holdings, Ltd.	2,600	23,972
#*MGIC Investment Corp.	1,100	11,473
#Montpelier Re Holdings, Ltd.	1,800	29,880

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Morgan Stanley	12,862	$388,690
*MSCI, Inc.	1,200	41,580
#*Nara Bancorp, Inc.	800	7,200
*NASDAQ OMX Group, Inc. (The)	2,500	52,500
*National Financial Partners Corp.	700	10,773
National Interstate Corp.	500	10,445
#National Penn Bancshares, Inc.	2,700	19,764
*Navigators Group, Inc.	400	16,052
NBT Bancorp, Inc.	700	17,129
Nelnet, Inc. Class A	1,100	21,956
New Westfield Financial, Inc.	700	6,370
#New York Community Bancorp, Inc.	2,800	46,116
NewAlliance Bancshares, Inc.	2,300	29,969
*NewBridge Bancorp	300	1,425
*NewStar Financial, Inc.	1,100	8,426
Northeast Community Bancorp, Inc.	300	1,833
Northern Trust Corp.	1,900	104,462
#Northfield Bancorp, Inc.	1,000	14,760
Northwest Bancshares, Inc.	2,250	28,102
NYMAGIC, Inc.	200	4,440
OceanFirst Financial Corp.	200	2,572
#*Ocwen Financial Corp.	2,100	24,255
Old National Bancorp	2,000	26,820
Old Republic International Corp.	3,200	48,032
#Old Second Bancorp, Inc.	300	1,716
OneBeacon Insurance Group, Ltd.	600	9,732
*optionsXpress Holdings, Inc.	1,100	19,525
Oriental Financial Group, Inc.	500	8,360
Oritani Financial Corp.	700	11,613
#*Pacific Capital Bancorp	600	1,044
Pacific Continental Corp.	400	4,636
#PacWest Bancorp	600	14,406
#Park National Corp.	300	20,550
PartnerRe, Ltd.	1,500	116,370
#*Penson Worldwide, Inc.	700	6,580
Peoples Bancorp, Inc.	300	5,202
People’s United Financial, Inc.	5,933	92,139
#*PHH Corp.	1,400	31,766
#*Phoenix Cos., Inc. (The)	2,600	8,398
#*PICO Holdings, Inc.	400	14,220
*Pinnacle Financial Partners, Inc.	500	7,640
#*Piper Jaffray Cos., Inc.	400	15,744
#Platinum Underwriters Holdings, Ltd.	1,300	48,373
*PMA Capital Corp.	700	4,809
#*PMI Group, Inc. (The)	1,900	9,899
#PNC Financial Services Group, Inc.	4,100	275,561
*Popular, Inc.	4,000	15,760
#*Portfolio Recovery Associates, Inc.	400	26,588
*Primus Guaranty, Ltd.	500	2,255
PrivateBancorp, Inc.	500	7,160
*ProAssurance Corp.	900	54,855
Progressive Corp.	3,800	76,342
#Prosperity Bancshares, Inc.	1,100	43,142
#Provident Financial Services, Inc.	1,300	17,134
Provident New York Bancorp	1,000	10,270
Prudential Financial, Inc.	4,000	254,240
QC Holdings, Inc.	300	1,557
Radian Group, Inc.	1,600	22,704
#Raymond James Financial, Inc.	2,700	82,728
Reinsurance Group of America, Inc.	1,192	61,543
RenaissanceRe Holdings, Ltd.	1,000	55,950

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Renasant Corp.	400	$6,612
*Republic First Bancorp, Inc.	300	1,119
Resource America, Inc.	300	1,773
#*RiskMetrics Group, Inc.	700	15,708
*Riverview Bancorp, Inc.	100	355
#RLI Corp.	600	34,800
Rockville Financial, Inc.	400	4,824
*Rodman & Renshaw Capital Group, Inc.	700	3,024
Roma Financial Corp.	600	7,020
Rome Bancorp, Inc.	200	1,720
#S&T Bancorp, Inc.	600	14,430
#S.Y. Bancorp, Inc.	100	2,374
*Safeguard Scientifics, Inc.	400	5,504
Safety Insurance Group, Inc.	300	11,187
Sanders Morris Harris Group, Inc.	800	4,776
#Sandy Spring Bancorp, Inc.	400	6,980
SCBT Financial Corp.	300	11,937
Seabright Insurance Holdings	700	7,616
*Seacoast Banking Corp. of Florida	92	201
SEI Investments Co.	1,500	33,690
Selective Insurance Group, Inc.	1,100	18,381
*Signature Bank	800	32,304
#Simmons First National Corp.	300	8,424
Smithtown Bancorp, Inc.	100	465
*Southern Community Financial Corp.	300	828
Southside Bancshares, Inc.	327	7,047
Southwest Bancorp, Inc.	200	2,932
StanCorp Financial Group, Inc.	1,100	49,456
State Auto Financial Corp.	900	16,101
State Bancorp, Inc.	200	1,980
State Street Corp.	5,200	226,200
StellarOne Corp.	400	5,964
Sterling Bancorp	500	5,355
#Sterling Bancshares, Inc.	900	5,292
#*Sterling Financial Corp.	400	348
#Stewart Information Services Corp.	300	3,414
*Stifel Financial Corp.	530	30,385
Student Loan Corp.	400	11,296
#Suffolk Bancorp	100	3,105
*Sun Bancorp, Inc.	210	1,134
#SunTrust Banks, Inc.	2,000	59,200
#Susquehanna Bancshares, Inc.	2,000	21,800
#*SVB Financial Group	1,000	49,230
SWS Group, Inc.	700	7,749
#Synovus Financial Corp.	1,900	5,719
T Rowe Price Group, Inc.	1,000	57,510
TCF Financial Corp.	3,100	57,753
*TD Ameritrade Holding Corp.	2,939	58,839
#*Tejon Ranch Co.	400	11,504
#*Teton Advisors, Inc.	1	11
#*Texas Capital Bancshares, Inc.	700	13,930
TFS Financial Corp.	2,400	33,936
Thomas Properties Group, Inc.	500	2,285
*Thomas Weisel Partners Group, Inc.	600	4,710
#*TIB Financial Corp.	100	96
#*TierOne Corp.	200	90
Tompkins Financial Corp.	220	8,936
#Torchmark Corp.	700	37,478
Tower Bancorp, Inc.	200	5,148
#Tower Group, Inc.	800	18,448
#TowneBank	300	4,809

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*TradeStation Group, Inc.	900	$7,524
Transatlantic Holdings, Inc.	700	34,811
Travelers Cos., Inc. (The)	5,200	263,848
#*Tree.com, Inc.	63	573
TriCo Bancshares	400	7,616
#Trustco Bank Corp.	1,800	11,970
Trustmark Corp.	1,600	39,168
#U.S. Bancorp.	6,700	179,359
UMB Financial Corp.	1,200	50,544
Umpqua Holdings Corp.	2,200	32,868
*United America Indemnity, Ltd.	900	8,550
#United Bankshares, Inc.	300	8,712
#*United Community Banks, Inc.	917	5,355
United Financial Bancorp, Inc.	400	5,592
United Fire & Casualty Co.	600	13,722
*United PanAm Financial Corp.	500	1,640
United Western Bancorp, Inc.	93	170
Unitrin, Inc.	1,700	49,725
Universal Insurance Holdings, Inc.	1,000	5,050
Univest Corp. of Pennsylvania	220	4,305
Unum Group	6,800	166,396
#Validus Holdings, Ltd.	3,259	83,333
#Valley National Bancorp	3,555	57,733
ViewPoint Financial Group	600	10,218
*Virginia Commerce Bancorp, Inc.	400	2,852
*Virtus Investment Partners, Inc.	105	2,544
Waddell & Reed Financial, Inc.	1,100	40,832
Washington Banking Co.	400	5,756
Washington Federal, Inc.	2,700	55,539
Washington Trust Bancorp, Inc.	300	5,433
*Waterstone Financial, Inc.	700	2,702
Webster Financial Corp.	1,800	37,296
Wells Fargo & Co.	55,375	1,833,466
#WesBanco, Inc.	500	9,640
West Bancorporation	300	2,439
West Coast Bancorp	200	688
#Westamerica Bancorporation	300	17,631
#*Western Alliance Bancorp	1,400	12,180
White Mountains Insurance Group, Ltd.	200	68,720
#Whitney Holding Corp.	700	9,590
#Wilmington Trust Corp.	1,200	20,796
#Wilshire Bancorp, Inc.	600	6,516
#Wintrust Financial Corp.	500	18,650
*World Acceptance Corp.	400	14,112
#WR Berkley Corp.	1,650	44,550
Yadkin Valley Financial Corp.	200	916
#Zenith National Insurance Corp.	900	34,038
#Zions Bancorporation	1,400	40,222
*ZipRealty, Inc.	700	3,080

Total Financials		18,668,012

Health Care — (9.0%)
*Abaxis, Inc.	400	10,364
Abbott Laboratories	3,300	168,828
#*ABIOMED, Inc.	800	7,712
*Accelrys, Inc.	751	5,250
#*Accuray, Inc.	900	5,796
*Acorda Therapeutics, Inc.	600	23,250
Aetna, Inc.	5,700	168,435
*Affymax, Inc.	200	4,768
#*Affymetrix, Inc.	1,000	6,940

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Air Methods Corp.	300	$9,924
*Albany Molecular Research, Inc.	100	800
*Alexion Pharmaceuticals, Inc.	600	32,928
*Alexza Pharmaceuticals, Inc.	1,100	3,674
#*Align Technology, Inc.	800	13,584
*Alkermes, Inc.	1,900	24,890
Allergan, Inc.	2,800	178,332
*Alliance HealthCare Services, Inc.	900	4,824
*Allied Healthcare International, Inc.	1,000	2,810
#*Allos Therapeutics, Inc.	600	4,740
#*Allscripts-Misys Healthcare Solutions, Inc.	3,200	64,544
*Almost Family, Inc.	200	8,472
*Alnylam Pharmaceuticals, Inc.	400	6,784
*Alphatec Holdings, Inc.	1,200	8,016
*AMAG Pharmaceuticals, Inc.	200	6,830
#*Amedisys, Inc.	600	34,548
America Services Group, Inc.	200	3,392
*American Dental Partners, Inc.	200	2,576
#*American Medical Systems Holdings, Inc.	1,600	28,672
#*AMERIGROUP Corp.	1,200	43,488
#AmerisourceBergen Corp.	1,600	49,360
*Amgen, Inc.	3,500	200,760
*AMN Healthcare Services, Inc.	700	6,398
*Amsurg Corp.	707	14,649
#*Amylin Pharmaceuticals, Inc.	2,000	41,280
#Analogic Corp.	300	14,346
*AngioDynamics, Inc.	400	6,400
*Anika Therapeutics, Inc.	100	705
*Animal Health International, Inc.	200	492
*Ardea Biosciences, Inc.	300	7,620
#*Arena Pharmaceuticals, Inc.	1,700	5,525
*Ariad Pharmaceuticals, Inc.	2,600	9,152
#*Arqule, Inc.	300	1,911
*Array BioPharma, Inc.	500	1,850
*ArthroCare Corp.	200	6,186
*Assisted Living Concepts, Inc.	170	5,967
#*athenahealth, Inc.	400	11,608
*AtriCure, Inc.	100	557
#*ATS Medical, Inc.	1,000	3,990
*Auxilium Pharmaceuticals, Inc.	500	17,800
Bard (C.R.), Inc.	500	43,265
Baxter International, Inc.	4,200	198,324
Beckman Coulter, Inc.	1,100	68,640
Becton Dickinson & Co.	1,700	129,829
*BioClinica, Inc.	200	994
#*BioCryst Pharmaceuticals, Inc.	600	4,560
*Biogen Idec, Inc.	2,200	117,150
*BioMimetic Therapeutics, Inc.	420	5,599
*Bio-Rad Laboratories, Inc.	500	55,845
*Bio-Reference Labs, Inc.	400	9,360
*BioScrip, Inc.	600	5,364
*BMP Sunstone Corp.	800	4,296
*Boston Scientific Corp.	13,000	89,440
*Bovie Medical Corp.	300	1,563
Bristol-Myers Squibb Co.	17,431	440,830
*Brookdale Senior Living, Inc.	3,100	66,650
*Bruker BioSciences Corp.	1,600	24,464
*BSD Medical Corp.	100	185
#*Cadence Pharmaceuticals, Inc.	400	3,920
*Caliper Life Sciences, Inc.	800	3,208
*Capital Senior Living Corp.	800	4,208

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Caraco Pharmaceutical Laboratories, Ltd.	500	$3,225
*Cardiac Science Corp.	500	780
Cardinal Health, Inc.	1,300	45,097
#*Cardium Therapeutics, Inc.	250	145
*CareFusion Corp.	3,000	82,740
*Catalyst Health Solutions, Inc.	900	38,079
*Celera Corp.	2,300	17,181
*Celgene Corp.	1,500	92,925
*Celldex Therapeutics, Inc.	200	1,634
*Centene Corp.	1,200	27,480
*Cephalon, Inc.	1,000	64,200
#*Cepheid, Inc.	600	11,994
#*Cerner Corp.	600	50,946
#*Charles River Laboratories International, Inc.	1,600	53,568
#Chemed Corp.	100	5,501
Cigna Corp.	6,900	221,214
#*Clinical Data, Inc.	200	3,736
#*Columbia Laboratories, Inc.	200	220
*Community Health Systems, Inc.	2,119	86,582
Computer Programs & Systems, Inc.	200	9,012
#*Conceptus, Inc.	400	7,576
*Conmed Corp.	500	11,120
*Continucare Corp.	1,400	4,690
#Cooper Cos., Inc.	1,100	42,779
*Corvel Corp.	300	9,990
#*Covance, Inc.	800	45,712
*Coventry Health Care, Inc.	1,400	33,236
*Cross Country Healthcare, Inc.	700	7,014
*CryoLife, Inc.	900	5,499
*Cubist Pharmaceuticals, Inc.	1,200	26,904
*Curis, Inc.	900	2,970
*Cutera, Inc.	200	2,312
#*Cyberonics, Inc.	400	7,812
*Cynosure, Inc.	200	2,520
*Cypress Bioscience, Inc.	800	4,032
*Cytokinetics, Inc.	1,100	3,542
#*Cytori Therapeutics, Inc.	700	3,948
*DaVita, Inc.	1,100	68,673
*Dendreon Corp.	800	43,376
#DENTSPLY International, Inc.	1,200	43,968
*DepoMed, Inc.	700	2,821
#*DexCom, Inc.	1,300	14,235
*Dionex Corp.	300	24,471
*Durect Corp.	700	1,995
*Dyax Corp.	1,500	5,250
#*Eclipsys Corp.	1,200	24,816
*Edwards Lifesciences Corp.	600	61,848
#Eli Lilly & Co.	6,800	237,796
*Emergency Medical Services Corp. Class A	600	31,728
*Emergent BioSolutions, Inc.	500	8,140
#*Emeritus Corp.	900	20,160
*Endo Pharmaceuticals Holdings, Inc.	3,500	76,650
—#*Endo Pharmaceuticals Solutions	300	297
#Ensign Group, Inc.	400	6,944
*Enzo Biochem, Inc.	1,000	5,970
*Enzon Pharmaceuticals, Inc.	400	4,232
*eResearch Technology, Inc.	800	5,896
*ev3, Inc.	2,500	47,825
*Exactech, Inc.	300	6,138
*Exelixis, Inc.	2,100	12,138
*Express Scripts, Inc.	800	80,104

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Five Star Quality Care, Inc.	400	$1,184
*Forest Laboratories, Inc.	2,100	57,246
*Fresenius Kabi Pharmaceuticals Holding, Inc.	2,200	319
#*Genomic Health, Inc.	200	3,204
*Genoptix, Inc.	400	15,476
#*Gen-Probe, Inc.	1,000	47,390
*Gentiva Health Services, Inc.	600	17,208
*Genzyme Corp.	1,600	85,184
#*Geron Corp.	1,800	10,494
*Gilead Sciences, Inc.	4,000	158,680
#*Greatbatch, Inc.	300	6,702
#*GTx, Inc.	400	1,312
*Haemonetics Corp.	400	23,144
#*Halozyme Therapeutics, Inc.	800	6,816
*Hanger Orthopedic Group, Inc.	700	13,048
*Hansen Medical, Inc.	600	1,524
*Harvard Bioscience, Inc.	500	2,090
*Health Grades, Inc.	400	2,804
*Health Management Associates, Inc.	5,500	51,260
*Health Net, Inc.	2,700	59,454
*HealthSouth Corp.	2,200	45,012
*HealthSpring, Inc.	1,400	24,640
*HealthStream, Inc.	600	2,700
*HealthTronics, Inc.	900	3,195
*Healthways, Inc.	800	13,032
*Hemispherx Biopharma, Inc.	900	688
#*Henry Schein, Inc.	1,200	72,564
Hill-Rom Holdings, Inc.	1,000	31,710
#*Hi-Tech Pharmacal Co., Inc.	200	4,866
*HMS Holdings Corp.	300	16,050
*Hologic, Inc.	4,369	78,074
*Hospira, Inc.	700	37,653
*Human Genome Sciences, Inc.	2,200	60,918
*Humana, Inc.	2,600	118,872
*ICU Medical, Inc.	200	7,122
*Idenix Pharmaceuticals, Inc.	600	2,772
#*Idera Pharmaceuticals, Inc.	200	1,252
#*IDEXX Laboratories, Inc.	800	52,912
#*Illumina, Inc.	800	33,496
*Immucor, Inc.	1,500	32,115
#*ImmunoGen, Inc.	700	6,937
#*Immunomedics, Inc.	800	2,800
*Impax Laboratories, Inc.	900	16,290
#*Incyte Corp.	2,500	33,550
*Infinity Pharmaceuticals, Inc.	418	2,884
*Inspire Pharmaceuticals, Inc.	1,600	10,960
#*Insulet Corp.	800	11,040
*Integra LifeSciences Holdings Corp.	400	18,172
*IntegraMed America, Inc.	300	2,562
#*InterMune, Inc.	1,200	51,072
*Intuitive Surgical, Inc.	200	72,112
#Invacare Corp.	800	21,144
*InVentiv Health, Inc.	900	20,727
*Inverness Medical Innovations, Inc.	1,400	55,692
#*IPC The Hospitalist Co.	300	9,312
*IRIS International, Inc.	400	4,572
#*Isis Pharmaceuticals, Inc.	900	9,675
*ISTA Pharmaceuticals, Inc.	1,000	3,910
#*Jazz Pharmaceuticals, Inc.	600	6,084
Johnson & Johnson	23,075	1,483,722
#*Kendle International, Inc.	300	4,965

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Kensey Nash Corp.	100	$2,265
*Kindred Healthcare, Inc.	797	14,218
*Kinetic Concepts, Inc.	1,600	69,280
#*K-V Pharmaceutical Co.	1,100	1,705
*Laboratory Corp. of America Holdings	400	31,428
Landauer, Inc.	200	13,630
*Lannet Co., Inc.	400	1,876
*LCA-Vision, Inc.	500	4,215
*LeMaitre Vascular, Inc.	500	2,470
*Lexicon Pharmaceuticals, Inc.	400	644
*LHC Group, Inc.	400	13,640
*Life Technologies Corp.	1,465	80,150
#*LifePoint Hospitals, Inc.	1,500	57,270
#*Lincare Holdings, Inc.	1,500	70,035
#*Luminex Corp.	400	6,504
#*Magellan Health Services, Inc.	900	37,989
*MAKO Surgical Corp.	300	4,209
#*Mannkind Corp.	1,000	6,950
*MAP Pharmaceuticals, Inc.	200	3,592
Masimo Corp.	400	9,364
*Matrixx Initiatives, Inc.	200	1,024
*Maxygen, Inc.	700	4,487
McKesson Corp.	1,100	71,291
#*MedAssets, Inc.	1,200	27,396
*MedCath Corp.	400	3,976
*Medco Health Solutions, Inc.	4,300	253,356
*Medical Action Industries, Inc.	300	3,561
#*Medicines Co. (The)	1,200	8,808
#Medicis Pharmaceutical Corp. Class A	1,400	35,532
*Medivation, Inc.	400	4,464
#*Mednax, Inc.	1,000	54,940
MedQuist, Inc.	600	5,586
*MEDTOX Scientific, Inc.	300	3,843
Medtronic, Inc.	8,468	369,967
*Merck & Co., Inc.	20,347	712,959
*Merge Healthcare, Inc.	500	1,240
Meridian Bioscience, Inc.	300	5,997
*Merit Medical Systems, Inc.	600	9,702
*Metabolix, Inc.	300	3,741
*Metropolitan Health Networks, Inc.	900	2,781
#*Mettler Toledo International, Inc.	600	75,288
#*Micromet, Inc.	400	3,048
*Micrus Endovascular Corp.	200	4,016
*MiddleBrook Pharmaceuticals, Inc.	500	150
*Millipore Corp.	600	63,690
#*Molecular Insight Pharmaceuticals, Inc.	294	650
*Molina Healthcare, Inc.	700	20,419
*Momenta Pharmaceuticals, Inc.	300	4,164
*MWI Veterinary Supply, Inc.	300	12,585
*Myriad Genetics, Inc.	800	19,208
*Myriad Pharmaceuticals, Inc.	200	982
*Nabi Biopharmaceuticals	1,400	7,868
*Nanosphere, Inc.	600	3,780
National Healthcare Corp.	300	10,608
*Natus Medical, Inc.	600	10,224
#*Nektar Therapeutics	1,600	22,336
*Neurocrine Biosciences, Inc.	500	1,605
#*NeurogesX, Inc.	300	3,000
*Nighthawk Radiology Holdings, Inc.	500	1,850
*NovaMed, Inc.	600	1,968
#*Novavax, Inc.	700	1,981

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*NPS Pharmaceuticals, Inc.	800	$5,576
*NuVasive, Inc.	300	12,480
*NxStage Medical, Inc.	1,100	13,992
*Obagi Medical Products, Inc.	500	6,740
*Odyssey Healthcare, Inc.	800	16,664
Omnicare, Inc.	1,800	50,022
#*Omnicell, Inc.	600	8,010
*Onyx Pharmaceuticals, Inc.	1,200	34,644
*Opko Health, Inc.	1,300	2,808
#*Optimer Pharmaceuticals, Inc.	300	3,693
*OraSure Technologies, Inc.	1,200	7,608
#*Orexigen Therapeutics, Inc.	500	3,390
*Orthovita, Inc.	1,200	4,800
#*OSI Pharmaceuticals, Inc.	800	46,936
#*Osiris Therapeutics, Inc.	600	4,482
*Osteotech, Inc.	300	1,275
Owens & Minor, Inc.	1,500	47,175
*Pain Therapeutics, Inc.	900	5,400
*Palomar Medical Technologies, Inc.	400	5,024
*Par Pharmaceutical Cos., Inc.	800	21,712
*Parexel International Corp.	1,200	28,296
#Patterson Cos., Inc.	300	9,597
*PDI, Inc.	200	1,814
#PDL BioPharma, Inc.	2,500	14,550
PerkinElmer, Inc.	3,600	90,180
#Perrigo Co.	1,000	61,030
*Pfizer, Inc.	61,190	1,023,097
Pharmaceutical Products Development Service, Inc.	2,100	57,750
*Pharmasset, Inc.	300	9,720
*PharMerica Corp.	500	9,650
*Phase Forward, Inc.	900	15,129
#*Poniard Pharmaceuticals, Inc.	400	512
*Pozen, Inc.	200	2,166
*Progenics Pharmaceuticals, Inc.	500	3,220
*Providence Service Corp.	300	4,983
#*PSS World Medical, Inc.	1,200	28,116
#*Psychiatric Solutions, Inc.	1,400	45,038
#Quality Systems, Inc.	400	25,604
Quest Diagnostics, Inc.	1,100	62,876
*Questcor Pharmaceuticals, Inc.	500	4,870
#*Quidel Corp.	600	8,844
*RadNet, Inc.	700	2,576
*Regeneration Technologies, Inc.	1,200	4,596
*Regeneron Pharmaceuticals, Inc.	1,400	35,742
*RehabCare Group, Inc.	600	17,112
*Repligen Corp.	800	2,808
*Res-Care, Inc.	650	7,566
#*ResMed, Inc.	400	27,372
*Rigel Pharmaceuticals, Inc.	700	5,439
*Rochester Medical Corp.	200	2,398
*Rockwell Medical Technologies, Inc.	300	1,743
*Salix Pharmaceuticals, Ltd.	900	36,180
*Sangamo BioSciences, Inc.	600	3,696
*Santarus, Inc.	700	2,296
*Savient Pharmaceuticals, Inc.	600	8,700
*SciClone Pharmaceuticals, Inc.	600	2,508
#*Seattle Genetics, Inc.	900	11,340
*SenoRx, Inc.	300	2,952
#*Sequenom, Inc.	600	3,720
*Sirona Dental Systems, Inc.	1,200	50,028
*Skilled Healthcare Group, Inc.	500	3,345

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Solta Medical, Inc.	500	$1,185
*Somanetics Corp.	300	6,069
#*SonoSite, Inc.	300	10,056
*Spectranetics Corp.	600	4,092
#*Spectrum Pharmaceuticals, Inc.	900	4,644
*St. Jude Medical, Inc.	900	36,738
*Staar Surgical Co.	500	2,545
#*Stereotaxis, Inc.	1,300	6,175
#Steris Corp.	1,200	39,936
Stryker Corp.	1,100	63,184
*Sucampo Pharmaceuticals, Inc.	300	1,233
*Sun Healthcare Group, Inc.	1,200	10,728
*Sunrise Senior Living, Inc.	1,000	5,560
*SuperGen, Inc.	1,500	4,425
#*SurModics, Inc.	200	3,720
*Symmetry Medical, Inc.	800	9,248
*Synovis Life Technologies, Inc.	200	2,960
*Synta Pharmaceuticals Corp.	700	2,842
*Targacept, Inc.	272	6,474
Techne Corp.	200	13,250
Teleflex, Inc.	1,100	67,452
*Tenet Healthcare Corp.	5,800	36,250
*Theragenics Corp.	600	924
#*Theravance, Inc.	800	13,416
*Thermo Fisher Scientific, Inc.	1,800	99,504
#*Thoratec Corp.	1,200	53,508
*TomoTherapy, Inc.	1,100	4,279
*TranS1, Inc.	300	969
*Transcept Pharmaceuticals, Inc.	100	1,028
#*Triple-S Management Corp.	700	12,740
*U.S. Physical Therapy, Inc.	200	3,508
#*United Therapeutics Corp.	800	45,512
*UnitedHealth Group, Inc.	13,800	418,278
*Universal American Corp.	1,900	29,165
Universal Health Services, Inc.	2,300	85,376
*Vanda Pharmaceuticals, Inc.	200	1,674
#*Varian Medical Systems, Inc.	900	50,742
#*Varian, Inc.	400	20,716
*Vascular Solutions, Inc.	200	1,980
#*VCA Antech, Inc.	1,900	54,074
#*Vertex Pharmaceuticals, Inc.	1,000	38,770
#*Vical, Inc.	900	3,258
*Viropharma, Inc.	1,700	21,624
#*Virtual Radiologic Corp.	300	3,750
*Vital Images, Inc.	400	6,312
#*Vivus, Inc.	1,600	16,304
#*Volcano Corp.	900	21,618
*Warner Chilcott P.L.C.	1,100	31,196
#*Waters Corp.	600	43,194
*Watson Pharmaceuticals, Inc.	1,900	81,358
*WellCare Health Plans, Inc.	1,000	28,630
*WellPoint, Inc.	3,900	209,820
West Pharmaceutical Services, Inc.	300	12,555
#*Wright Medical Group, Inc.	800	15,024
*XenoPort, Inc.	100	1,040
Young Innovations, Inc.	200	5,034
*Zimmer Holdings, Inc.	1,300	79,183
*Zoll Medical Corp.	400	12,220
*Zymogenetics, Inc.	1,510	8,969

Total Health Care		13,698,284

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (9.9%)
*3D Systems Corp.	500	$7,780
3M Co.	2,400	212,808
#A.O. Smith Corp.	600	30,978
#AAON, Inc.	400	9,656
*AAR Corp.	700	17,066
ABM Industries, Inc.	1,500	32,235
*Acacia Technologies Group	600	8,928
*ACCO Brands Corp.	1,300	11,869
Aceto Corp.	400	2,668
Actuant Corp.	900	20,637
Acuity Brands, Inc.	800	36,168
Administaff, Inc.	500	11,070
*Advisory Board Co. (The)	300	9,879
*Aecom Technology Corp.	3,400	102,238
*Aerovironment, Inc.	400	10,472
#*AGCO Corp.	2,300	80,546
*Air Transport Services Group, Inc.	1,000	5,500
Aircastle, Ltd.	2,100	25,221
#*AirTran Holdings, Inc.	1,600	8,448
Alamo Group, Inc.	200	4,712
*Alaska Air Group, Inc.	300	12,423
Albany International Corp.	600	15,282
#*Allegiant Travel Co.	400	20,572
#*Alliant Techsystems, Inc.	900	72,819
*Altra Holdings, Inc.	600	9,096
*Amerco, Inc.	300	18,735
#*American Commercial Lines, Inc.	250	5,100
American Railcar Industries, Inc.	400	6,540
*American Reprographics Co.	1,200	11,988
American Science & Engineering, Inc.	100	7,515
#*American Superconductor Corp.	500	14,590
#American Woodmark Corp.	400	9,244
#Ameron International Corp.	300	20,817
Ametek, Inc.	600	25,950
Ampco-Pittsburgh Corp.	100	2,571
#*AMR Corp.	8,700	64,206
*APAC Customer Services, Inc.	500	2,875
#Apogee Enterprises, Inc.	900	12,366
Applied Industrial Technologies, Inc.	1,000	30,780
Applied Signal Technologies, Inc.	200	3,738
*Argan, Inc.	200	2,272
#*Argon ST, Inc.	500	13,000
#Arkansas Best Corp.	200	6,092
#*Armstrong World Industries, Inc.	1,200	52,260
#*Astec Industries, Inc.	500	16,560
*ATC Technology Corp.	400	8,176
*Atlas Air Worldwide Holdings, Inc.	500	27,635
Avery Dennison Corp.	1,700	66,351
*Avis Budget Group, Inc.	1,500	22,680
#AZZ, Inc.	300	12,186
#Badger Meter, Inc.	100	4,136
*Baker (Michael) Corp.	200	7,068
#Baldor Electric Co.	1,600	61,456
#Barnes Group, Inc.	1,250	26,000
Barrett Business Services, Inc.	200	3,080
*BE Aerospace, Inc.	2,200	65,362
*Beacon Roofing Supply, Inc.	1,000	22,200
Belden, Inc.	900	24,714
#*Blount International, Inc.	700	7,854
*BlueLinx Holdings, Inc.	600	3,006
#Boeing Co. (The)	4,500	325,935

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Bowne & Co., Inc.	816	$9,123
Brady Co. Class A	1,550	53,258
#Briggs & Stratton Corp.	1,800	42,732
Brink’s Co. (The)	600	15,978
*Broadwind Energy, Inc.	1,700	6,732
*BTU International, Inc.	200	1,196
Bucyrus International, Inc.	1,500	94,515
*Builders FirstSource, Inc.	800	3,048
C.H. Robinson Worldwide, Inc.	300	18,090
*CAI International, Inc.	400	5,444
Carlisle Cos., Inc.	1,800	67,914
Cascade Corp.	300	10,458
*Casella Waste Systems, Inc.	900	4,644
Caterpillar, Inc.	5,100	347,259
#*CBIZ, Inc.	1,400	9,814
#CDI Corp.	500	8,715
*CECO Environmental Corp.	600	3,192
*Celadon Group, Inc.	500	7,465
#*Cenveo, Inc.	1,000	8,570
*Ceradyne, Inc.	600	13,320
*Chart Industries, Inc.	300	6,897
Chase Corp.	200	2,626
*Cintas Corp.	1,900	51,775
CIRCOR International, Inc.	300	10,338
#CLAROC, Inc.	1,400	52,948
*Clean Harbors, Inc.	200	12,686
#*Coleman Cable, Inc.	200	1,146
#*Colfax Corp.	800	10,440
*Columbus McKinnon Corp.	500	9,015
Comfort Systems USA, Inc.	900	12,672
*Commercial Vehicle Group, Inc.	700	6,566
#*Consolidated Graphics, Inc.	300	12,573
#*Continental Airlines, Inc.	1,700	37,995
Con-way, Inc.	600	23,304
Cooper Industries P.L.C.	2,600	127,660
*Copart, Inc.	1,800	64,242
*Cornell Cos., Inc.	400	11,000
Corporate Executive Board Co.	400	10,984
*Corrections Corp. of America	3,400	70,448
#*CoStar Group, Inc.	400	17,580
Courier Corp.	400	6,876
#*Covanta Holding Corp.	3,600	62,928
#*CRA International, Inc.	400	9,292
#Crane Co.	1,104	39,678
#Cubic Corp.	600	22,386
Cummins, Inc.	3,800	274,474
#Danaher Corp.	1,000	84,280
Deere & Co.	2,800	167,496
#*Delta Air Lines, Inc.	1,900	22,952
Deluxe Corp.	300	6,291
Diamond Management & Technology Consultants, Inc.	500	4,060
*Dollar Thrifty Automotive Group, Inc.	500	21,995
#Donaldson Co., Inc.	2,000	92,600
Dover Corp.	2,600	135,772
Ducommun, Inc.	200	4,578
Dun & Bradstreet Corp. (The)	500	38,485
*DXP Enterprises, Inc.	200	3,318
*Dycom Industries, Inc.	1,000	10,620
*Dynamex, Inc.	200	3,538
Dynamic Materials Corp.	200	3,592
*DynCorp International, Inc. Class A	1,000	17,200

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Eagle Bulk Shipping, Inc.	1,000	$5,790
Eaton Corp.	3,100	239,196
*EMCOR Group, Inc.	2,000	57,120
Emerson Electric Co.	5,400	282,042
Encore Wire Corp.	600	13,326
#*Ener1, Inc.	1,300	5,408
#*Energy Conversion Devices, Inc.	800	5,696
#*Energy Recovery, Inc.	1,000	6,030
EnergySolutions, Inc.	2,300	16,675
#*EnerNOC, Inc.	500	14,540
*EnerSys, Inc.	1,200	31,056
Ennis, Inc.	700	12,943
#*EnPro Industries, Inc.	100	3,158
Equifax, Inc.	1,000	33,600
#ESCO Technologies, Inc.	500	15,425
*Esterline Technologies Corp.	600	33,468
#*Evergreen Solar, Inc.	1,500	1,680
Expeditors International of Washington, Inc.	700	28,518
*Exponent, Inc.	300	8,943
#Fastenal Co.	1,000	54,690
Federal Signal Corp.	700	5,642
FedEx Corp.	1,100	99,011
#*First Solar, Inc.	800	114,840
*Flanders Corp.	600	2,310
*Flow International Corp.	800	2,528
#Flowserve Corp.	300	34,374
Fluor Corp.	400	21,136
#Forward Air Corp.	400	11,208
*Franklin Covey Co.	400	3,152
Franklin Electric Co., Inc.	500	17,495
#Freightcar America, Inc.	200	5,724
#*FTI Consulting, Inc.	300	12,339
*Fuel Tech, Inc.	500	3,755
#*FuelCell Energy, Inc.	1,200	3,300
*Furmanite Corp.	400	2,040
G & K Services, Inc. Class A	500	13,745
Gardner Denver Machinery, Inc.	1,300	65,377
#GATX Corp.	600	19,584
#*Genco Shipping & Trading, Ltd.	400	9,264
*Gencor Industries, Inc.	300	2,346
*GenCorp, Inc.	300	1,866
#*General Cable Corp.	1,700	48,569
General Dynamics Corp.	2,500	190,900
General Electric Co.	90,450	1,705,887
*Genesee & Wyoming, Inc.	500	19,550
*GEO Group, Inc. (The)	1,200	25,416
*GeoEye, Inc.	300	8,550
*Gibraltar Industries, Inc.	1,000	15,020
Goodrich Corp.	200	14,836
#Gorman-Rupp Co. (The)	400	11,156
*GP Strategies Corp.	300	2,421
Graco, Inc.	700	24,276
*Graftech International, Ltd.	2,200	37,092
Graham Corp.	200	3,570
Granite Construction, Inc.	400	13,444
Great Lakes Dredge & Dock Corp.	1,700	9,214
*Greenbrier Cos., Inc.	500	8,140
*Griffon Corp.	1,490	21,009
#*GT Solar International, Inc.	1,100	6,413
*H&E Equipment Services, Inc.	800	9,448
Hardinge, Inc.	200	2,000

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Harsco Corp.	1,400	$43,344
*Hawaiian Holdings, Inc.	800	5,680
#Healthcare Services Group, Inc.	800	17,192
#Heartland Express, Inc.	1,700	28,118
#HEICO Corp.	250	10,768
HEICO Corp. Class A	500	16,770
#Heidrick & Struggles International, Inc.	400	10,564
Herman Miller, Inc.	900	19,098
*Hertz Global Holdings, Inc.	3,300	47,718
*Hill International, Inc.	1,100	7,062
HNI Corp.	1,100	34,144
*Hoku Corp.	300	885
Honeywell International, Inc.	2,100	99,687
Horizon Lines, Inc.	500	2,735
#Houston Wire & Cable Co.	400	5,260
*Hub Group, Inc. Class A	500	16,005
#Hubbell, Inc. Class B	1,100	51,117
*Hudson Highland Group, Inc.	800	4,488
*Hurco Cos., Inc.	200	3,892
*Huron Consulting Group, Inc.	300	7,026
*ICF International, Inc.	500	11,580
IDEX Corp.	2,400	80,640
*IHS, Inc.	200	10,134
*II-VI, Inc.	600	21,516
Illinois Tool Works, Inc.	3,200	163,520
#Ingersoll-Rand P.L.C.	2,700	99,846
*Innerworkings, Inc.	800	4,784
*Innovative Solutions & Support, Inc.	300	1,746
*Insituform Technologies, Inc.	1,000	23,970
Insteel Industries, Inc.	400	4,904
*Integrated Electrical Services, Inc.	200	1,246
Interface, Inc. Class A	2,000	26,160
#*Interline Brands, Inc.	800	16,648
International Shipholding Corp.	200	6,068
*Intersections, Inc.	200	1,066
#Iron Mountain, Inc.	1,700	42,755
ITT Industries, Inc.	3,100	172,267
J.B. Hunt Transport Services, Inc.	700	25,802
*Jacobs Engineering Group, Inc.	1,300	62,686
#*JetBlue Airways Corp.	7,100	39,689
John Bean Technologies Corp.	408	7,495
Joy Global, Inc.	500	28,405
Kaman Corp. Class A	200	5,482
#*Kansas City Southern	1,400	56,770
Kaydon Corp.	900	37,467
KBR, Inc.	3,900	86,112
*Kelly Services, Inc. Class A	800	12,864
Kennametal, Inc.	1,901	62,467
*Kforce, Inc.	900	12,501
Kimball International, Inc. Class B	900	7,236
#*Kirby Corp.	1,483	62,405
#Knight Transportation, Inc.	1,800	38,322
#Knoll, Inc.	700	9,786
#*Korn/Ferry International	1,200	19,452
*Kratos Defense & Security Solutions, Inc.	400	5,700
L-3 Communications Holdings, Inc.	600	56,142
*LaBarge, Inc.	400	4,944
*Ladish Co., Inc.	300	8,247
Landstar System, Inc.	400	17,688
*Layne Christensen Co.	500	13,690
*LECG Corp.	400	1,344

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Lennox International, Inc.	1,200	$54,312
Lincoln Electric Holdings, Inc.	1,000	59,940
#Lindsay Corp.	200	7,606
*LMI Aerospace, Inc.	200	3,452
Lockheed Martin Corp.	2,200	186,758
LSI Industries, Inc.	600	4,218
*Lydall, Inc.	500	4,030
*M&F Worldwide Corp.	400	12,264
*Magnetek, Inc.	500	985
#Manitowoc Co., Inc. (The)	3,000	42,030
*Manpower, Inc.	1,781	99,914
*Marten Transport, Ltd.	200	4,370
Masco Corp.	9,200	149,316
#*MasTec, Inc.	600	7,506
*McDermott International, Inc.	1,200	32,892
McGrath Rentcorp.	600	15,594
*Metalico, Inc.	800	5,280
Met-Pro Corp.	500	5,085
#*Microvision, Inc.	1,300	4,069
#*Middleby Corp.	300	18,336
Miller Industries, Inc.	400	5,720
#Mine Safety Appliances Co.	700	20,573
#*Mobile Mini, Inc.	1,000	16,620
*Moog, Inc.	800	29,736
MSC Industrial Direct Co., Inc. Class A	900	49,041
Mueller Industries, Inc.	700	20,755
Mueller Water Products, Inc.	3,600	20,160
Multi-Color Corp.	200	2,502
*MYR Group, Inc.	400	7,172
NACCO Industries, Inc. Class A	100	8,694
*Navigant Consulting, Inc.	1,200	15,456
*Navistar International Corp.	1,100	53,174
*NCI Building Systems, Inc.	80	1,102
*NN, Inc.	200	1,440
Nordson Corp.	800	57,456
*North American Galvanizing & Coating, Inc.	400	3,000
Northrop Grumman Corp.	1,500	101,745
#*Northwest Pipe Co.	100	2,412
#*Ocean Power Technologies, Inc.	200	1,368
*Old Dominion Freight Line, Inc.	200	7,176
Omega Flex, Inc.	93	1,138
*On Assignment, Inc.	800	5,624
*Orbital Sciences Corp.	1,300	23,894
*Orion Energy Systems, Inc.	600	3,198
*Orion Marine Group, Inc.	400	7,584
*Oshkosh Corp.	1,100	42,482
#Otter Tail Corp.	800	17,776
#*Owens Corning	2,900	100,862
*P.A.M. Transportation Services, Inc.	100	1,584
#Paccar, Inc.	1,900	88,388
#*Pacer International, Inc.	200	1,328
Pall Corp.	800	31,192
Parker Hannifin Corp.	2,400	166,032
*Park-Ohio Holdings Corp.	300	3,861
Pentair, Inc.	1,900	68,704
*PGT, Inc.	625	1,938
*Pike Electric Corp.	700	7,525
*Pinnacle Airlines Corp.	200	1,462
#Pitney Bowes, Inc.	2,500	63,500
*PMFG, Inc.	300	4,314
Portec Rail Products, Inc.	200	2,364

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Powell Industries, Inc.	100	$3,358
#*Power-One, Inc.	2,000	15,720
*PowerSecure International, Inc.	500	5,630
*PRGX Global, Inc.	400	2,704
*Protection One, Inc.	300	4,641
*Quality Distribution, Inc.	400	2,800
Quanex Building Products Corp.	400	7,600
*Quanta Services, Inc.	3,400	68,442
R. R. Donnelley & Sons Co.	4,500	96,705
Raven Industries, Inc.	400	12,144
#Raytheon Co.	3,400	198,220
*RBC Bearings, Inc.	300	9,468
#Regal-Beloit Corp.	700	44,289
*Resources Connection, Inc.	1,100	19,294
Robbins & Myers, Inc.	800	20,728
#Robert Half International, Inc.	1,200	32,856
#Rockwell Automation, Inc.	2,200	133,584
Rockwell Collins, Inc.	1,800	117,000
Rollins, Inc.	1,100	23,925
Roper Industries, Inc.	1,300	79,326
*RSC Holdings, Inc.	1,800	16,506
#*Rush Enterprises, Inc. Class A	600	9,732
Ryder System, Inc.	1,500	69,780
#*Sauer-Danfoss, Inc.	1,100	17,875
Schawk, Inc.	600	11,370
*School Specialty, Inc.	400	9,384
*SFN Group, Inc.	1,200	10,260
*Shaw Group, Inc.	2,300	88,044
#Simpson Manufacturing Co., Inc.	1,200	40,788
SkyWest, Inc.	900	13,482
*SL Industries, Inc.	100	1,055
Southwest Airlines Co.	10,400	137,072
#*Spirit Aerosystems Holdings, Inc.	2,800	62,104
#SPX Corp.	500	34,940
*Standard Parking Corp.	200	3,378
#Standard Register Co.	600	3,090
Standex International Corp.	300	7,161
#*Stanley, Inc.	300	9,489
#Steelcase, Inc. Class A	2,850	23,398
*Stericycle, Inc.	300	17,670
*Sterling Construction Co., Inc.	400	7,000
#Sun Hydraulics, Inc.	400	11,204
#*SunPower Corp. Class A	200	3,310
*SunPower Corp. Class B	956	14,378
*SYKES Enterprises, Inc.	948	21,548
#TAL International Group, Inc.	800	20,792
*Taser International, Inc.	1,400	6,622
*Team, Inc.	400	6,960
*Tecumseh Products Co. Class A	400	5,112
*Teledyne Technologies, Inc.	600	26,160
Tennant Co.	400	13,796
*Terex Corp.	2,900	76,908
*Tetra Tech, Inc.	1,400	34,090
#Textainer Group Holdings, Ltd.	1,200	27,552
Textron, Inc.	1,000	22,840
*Thomas & Betts Corp.	1,200	50,328
Timken Co.	3,000	105,540
#Titan International, Inc.	499	6,193
#*Titan Machinery, Inc.	400	5,752
Toro Co.	700	39,858
Towers Watson & Co.	500	24,000

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Trailer Bridge, Inc.	100	$515
TransDigm Group, Inc.	1,000	55,270
*TRC Cos., Inc.	500	1,550
#*Trex Co., Inc.	400	9,796
*Trimas Corp.	600	6,102
Triumph Group, Inc.	400	31,024
*TrueBlue, Inc.	1,000	15,790
#*Tutor Perini Corp.	1,100	26,697
Twin Disc, Inc.	200	2,824
*UAL Corp.	2,400	51,792
*Ultralife Corp.	200	838
United Parcel Service, Inc.	2,800	193,592
#*United Rentals, Inc.	1,400	20,104
*United Stationers, Inc.	800	48,976
United Technologies Corp.	9,300	697,035
Universal Forest Products, Inc.	500	21,025
*Universal Truckload Services, Inc.	200	3,652
*UQM Technologies, Inc.	500	2,185
*URS Corp.	1,300	66,755
#*US Airways Group, Inc.	1,400	9,898
US Ecology, Inc.	200	3,120
*USA Truck, Inc.	200	3,684
#*USG Corp.	3,400	80,240
UTi Worldwide, Inc.	1,500	23,775
Valmont Industries, Inc.	501	41,728
Viad Corp.	300	7,020
#*Vicor Corp.	600	9,072
*Volt Information Sciences, Inc.	500	6,270
VSE Corp.	200	8,038
#W.W. Grainger, Inc.	200	22,108
Wabtec Corp.	900	42,822
*Waste Connections, Inc.	2,059	73,692
*Waste Services, Inc.	900	10,116
Watsco, Inc. Class A	500	29,610
#Watts Water Technologies, Inc.	600	21,288
*WCA Waste Corp.	110	546
#Werner Enterprises, Inc.	1,300	29,146
#*WESCO International, Inc.	1,100	44,682
#Woodward Governor Co.	1,400	44,870

Total Industrials		14,981,443

Information Technology — (11.7%)
#*3PAR, Inc.	700	6,531
#Accenture, Ltd.	3,700	161,468
#*ACI Worldwide, Inc.	600	11,274
*Acme Packet, Inc.	400	10,456
*Acorn Energy, Inc.	200	1,128
*ActivIdentity Corp.	1,000	2,930
*Actuate Corp.	700	3,962
*Acxiom Corp.	1,500	28,620
*Adaptec, Inc.	3,000	9,270
#*ADC Telecommunications, Inc.	2,800	22,428
#*Adobe Systems, Inc.	4,650	156,194
#Adtran, Inc.	1,600	42,832
*Advanced Analogic Technologies, Inc.	500	1,900
*Advanced Micro Devices, Inc.	15,900	144,054
*Advent Software, Inc.	200	9,036
*Agilent Technologies, Inc.	3,400	123,284
#*Alliance Data Systems Corp.	200	15,012
#Altera Corp.	1,600	40,576
*Amdocs, Ltd.	3,700	118,178

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
American Software, Inc. Class A	400	$2,556
#*Amkor Technology, Inc.	3,500	26,390
*Amtech Systems, Inc.	200	1,914
#*Anadigics, Inc.	1,100	5,533
Analog Devices, Inc.	2,300	68,839
*Anaren, Inc.	200	2,964
#*Anixter International, Inc.	1,000	52,400
*Ansys, Inc.	400	18,000
*AOL, Inc.	1,822	42,562
*Apple, Inc.	3,500	913,920
Applied Materials, Inc.	11,500	158,470
*Applied Micro Circuits Corp.	1,000	11,280
*ArcSight, Inc.	400	9,092
#*Ariba, Inc.	1,700	24,259
#*Arris Group, Inc.	2,200	27,038
*Art Technology Group, Inc.	2,200	9,416
*Aruba Networks, Inc.	500	6,280
#*Atheros Communications, Inc.	858	33,325
*Atmel Corp.	8,542	46,468
*Autodesk, Inc.	1,407	47,852
*Aviat Networks, Inc.	873	5,674
*Avid Technology, Inc.	950	13,870
*Avnet, Inc.	2,800	89,516
AVX Corp.	4,000	61,800
*Aware, Inc.	500	1,245
Bel Fuse, Inc. Class B	200	4,684
*Benchmark Electronics, Inc.	1,500	32,460
*BigBand Networks, Inc.	1,000	3,300
#Blackbaud, Inc.	500	11,525
#*Blackboard, Inc.	400	17,020
*Blue Coat Systems, Inc.	400	13,012
*BMC Software, Inc.	700	27,552
*Bottomline Technologies, Inc.	500	8,700
*Brightpoint, Inc.	1,200	9,708
Broadcom Corp.	500	17,245
Broadridge Financial Solutions, Inc.	2,400	57,144
*Brocade Communications Systems, Inc.	5,500	35,695
CA, Inc.	2,700	61,587
#*CACI International, Inc.	700	33,201
*Cadence Design Systems, Inc.	2,600	19,396
*CalAmp Corp.	700	1,995
*Callidus Software, Inc.	400	1,268
*Cascade Microtech, Inc.	300	1,443
*Checkpoint Systems, Inc.	1,000	22,590
*Ciber, Inc.	1,500	5,955
*Cisco Sytems, Inc.	44,430	1,196,056
Cognex Corp.	600	12,546
*Cognizant Technology Solutions Corp.	600	30,708
#*Coherent, Inc.	600	22,542
#*CommScope, Inc.	2,300	74,934
Communications Systems, Inc.	100	1,284
*CommVault Systems, Inc.	300	6,285
#*Compellent Technologies, Inc.	300	3,771
*Computer Task Group, Inc.	100	939
*Compuware Corp.	3,180	27,348
*comScore, Inc.	600	10,890
*Comtech Telecommunications Corp.	300	9,372
*Comverge, Inc.	500	5,670
#*Concur Technologies, Inc.	900	37,719
#*Constant Contact, Inc.	200	5,110
*CPI International, Inc.	300	4,029

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Cray, Inc.	500	$3,380
*Cree, Inc.	1,300	95,173
*CSG Systems International, Inc.	500	11,360
#*CyberSource Corp.	1,200	30,816
*Cymer, Inc.	400	13,660
#*Cypress Semiconductor Corp.	4,600	59,294
Daktronics, Inc.	600	5,028
*DDi Corp.	400	3,424
#*DealerTrack Holdings, Inc.	600	9,150
*Dell, Inc.	17,300	279,914
*Deltek, Inc.	600	4,722
#*DemandTec, Inc.	300	2,028
*DG FastChannel, Inc.	400	14,072
*Dice Holdings, Inc.	1,300	11,271
Diebold, Inc.	1,100	34,485
*Digi International, Inc.	700	7,497
*Digimarc Corp.	88	1,585
#*Digital River, Inc.	400	11,176
#*Diodes, Inc.	1,200	25,764
*DivX, Inc.	600	5,016
*Dolby Laboratories, Inc.	200	13,744
*Double-Take Software, Inc.	300	3,225
DST Systems, Inc.	600	25,470
#*DTS, Inc.	200	6,648
*Dynamics Research Corp.	300	4,290
#Earthlink, Inc.	2,100	18,942
*eBay, Inc.	6,300	150,003
#*Ebix, Inc.	600	9,762
*Echelon Corp.	700	6,615
*EchoStar Corp.	900	17,289
*Electronics for Imaging, Inc.	500	6,425
*EMC Corp.	13,700	260,437
*EMS Technologies, Inc.	100	1,589
*Emulex Corp.	1,300	15,275
#*Entegris, Inc.	3,000	18,570
*Entropic Communications, Inc.	1,300	6,864
*Epicor Software Corp.	1,300	11,934
#*EPIQ Systems, Inc.	400	4,820
*ePlus, Inc.	200	3,722
#*Equinix, Inc.	400	40,260
*Euronet Worldwide, Inc.	700	11,151
*ExlService Holdings, Inc.	500	7,960
*F5 Networks, Inc.	1,000	68,430
FactSet Research Systems, Inc.	304	22,867
#Fair Isaac Corp.	900	18,954
*Fairchild Semiconductor Corp. Class A	3,100	34,782
*FalconStor Software, Inc.	800	2,392
#*Faro Technologies, Inc.	400	10,084
#*FEI Co.	700	15,750
Fidelity National Information Services, Inc.	2,230	58,627
#*Finisar Corp.	1,300	19,448
*Fiserv, Inc.	500	25,545
*FLIR Systems, Inc.	1,150	35,178
*Forrester Research, Inc.	500	16,055
*FSI International, Inc.	700	2,674
*Gartner Group, Inc.	1,000	24,080
*Gerber Scientific, Inc.	800	5,760
*Global Cash Access, Inc.	1,500	13,020
#Global Payments, Inc.	200	8,562
*Globecomm Systems, Inc.	300	2,337
*Google, Inc.	1,000	525,440

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*GSI Commerce, Inc.	600	$16,350
*GSI Technology, Inc.	600	3,882
*Hackett Group, Inc.	800	2,248
Harris Corp.	1,100	56,628
Heartland Payment Systems, Inc.	500	9,190
*Hewitt Associates, Inc. Class A	300	12,297
Hewlett-Packard Co.	22,200	1,153,734
*Hughes Communications, Inc.	400	11,160
*Hutchinson Technology, Inc.	1,000	6,090
*Hypercom Corp.	500	2,075
*I.D. Systems, Inc.	300	981
*IAC/InterActiveCorp.	1,000	22,420
#*ICx Technologies, Inc.	703	4,956
iGATE Corp.	900	11,142
*Ikanos Communications, Inc.	1,153	3,263
*Imation Corp.	800	8,672
*Infinera Corp.	1,400	12,810
*infoGROUP, Inc.	800	6,408
#*Informatica Corp.	600	15,006
*InfoSpace, Inc.	500	5,235
*Ingram Micro, Inc.	2,300	41,768
*Innodata Isogen, Inc.	400	1,384
*Integral Systems, Inc.	200	1,744
*Integrated Device Technology, Inc.	2,000	13,220
*Integrated Silicon Solution, Inc.	900	11,097
Intel Corp.	34,100	778,503
*Interactive Intelligence, Inc.	100	1,977
#*InterDigital, Inc.	400	11,068
#*Intermec, Inc.	1,600	18,352
*Internap Network Services Corp.	900	5,202
International Business Machines Corp.	10,750	1,386,750
*International Rectifier Corp.	1,700	39,134
#*Internet Brands, Inc.	900	9,315
*Internet Capital Group, Inc.	700	6,923
Intersil Corp.	1,300	19,344
*Intevac, Inc.	300	4,176
#*IPG Photonics Corp.	600	10,506
#*Itron, Inc.	1,200	95,532
*Ixia	1,000	10,250
*IXYS Corp.	800	7,224
#*j2 Global Communications, Inc.	900	21,672
Jabil Circuit, Inc.	400	6,128
Jack Henry & Associates, Inc.	1,100	28,072
#*JDA Software Group, Inc.	651	18,814
*JDS Uniphase Corp.	4,700	61,053
#*Juniper Networks, Inc.	2,800	79,548
Keithley Instruments, Inc.	300	2,553
*Kenexa Corp.	400	6,004
*Knot, Inc. (The)	750	6,082
*Kulicke & Soffa Industries, Inc.	1,400	11,480
*KVH Industries, Inc.	300	4,521
#*L-1 Identity Solutions, Inc.	2,100	18,207
*Lam Research Corp.	1,200	48,660
*LaserCard Corp.	400	2,276
*Lattice Semiconductor Corp.	2,200	11,594
#*Lawson Software, Inc.	3,500	27,160
Lender Processing Services, Inc.	600	22,650
#*Lexmark International, Inc.	1,500	55,575
*Limelight Networks, Inc.	1,900	7,638
*Lionbridge Technologies, Inc.	700	3,787
*Liquidity Services, Inc.	500	5,685

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Littlefuse, Inc.	400	$16,892
*LoopNet, Inc.	600	6,768
#*Loral Space & Communications, Inc.	400	17,224
*LSI Corp.	6,950	41,839
*LTX-Credence Corp.	1,800	6,102
#*Magma Design Automation, Inc.	1,000	3,600
*Manhattan Associates, Inc.	500	14,330
*ManTech International Corp. Class A	300	13,509
Marchex, Inc.	700	3,682
#MasterCard, Inc. Class A	400	99,216
*Mattson Technology, Inc.	700	3,150
#Maxim Integrated Products, Inc.	3,800	73,796
Maximus, Inc.	300	18,573
#*Maxwell Technologies, Inc.	400	5,772
*McAfee, Inc.	1,350	46,912
*Measurement Specialties, Inc.	200	3,294
*MEMC Electronic Materials, Inc.	2,500	32,425
*MEMSIC, Inc.	500	1,660
*Mentor Graphics Corp.	2,200	19,778
*Mercury Computer Systems, Inc.	600	7,716
Micrel, Inc.	800	9,336
#Microchip Technology, Inc.	1,050	30,670
*Micron Technology, Inc.	15,424	144,214
*MICROS Systems, Inc.	1,400	52,024
*Microsemi Corp.	800	13,248
Microsoft Corp.	59,752	1,824,826
*MicroStrategy, Inc.	200	15,320
*Mindspeed Technologies, Inc.	500	5,015
#*MKS Instruments, Inc.	744	16,874
*ModusLink Global Solutions, Inc.	1,100	9,823
#Molex, Inc. Class A	1,600	30,400
*MoneyGram International, Inc.	1,800	5,490
*Monotype Imaging Holdings, Inc.	800	8,352
*Motorola, Inc.	28,900	204,323
*Move, Inc.	1,600	3,520
*Multi-Fineline Electronix, Inc.	400	10,368
#*Nanometrics, Inc.	386	4,130
#National Instruments Corp.	1,403	48,516
#National Semiconductor Corp.	1,500	22,170
#*NCI, Inc.	100	2,841
*NetApp, Inc.	2,700	93,609
*Netezza Corp.	1,100	15,059
*NETGEAR, Inc.	400	10,824
#*NetList, Inc.	400	1,188
#*NetScout Systems, Inc.	900	13,068
*NetSuite, Inc.	500	7,045
*Network Engines, Inc.	1,000	3,050
*Network Equipment Technologies, Inc.	600	3,078
*NeuStar, Inc.	1,400	34,258
#*Novatel Wireless, Inc.	400	2,740
#*Novellus Systems, Inc.	1,000	26,200
#*Nuance Communications, Inc.	1,500	27,405
#*Nvidia Corp.	2,900	45,588
*Occam Networks, Inc.	500	3,260
*Oclaro, Inc.	140	2,146
*OmniVision Technologies, Inc.	700	12,292
*ON Semiconductor Corp.	5,000	39,700
*Online Resources Corp.	500	2,330
*Openwave Systems, Inc.	1,900	4,237
#*Oplink Communications, Inc.	600	9,066
OPNET Technologies, Inc.	400	6,424

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Opnext, Inc.	930	$2,186
*Orbcomm, Inc.	1,100	2,431
*OSI Systems, Inc.	300	7,812
#*Palm, Inc.	3,800	22,040
*PAR Technology Corp.	300	2,103
*Parametric Technology Corp.	2,600	48,334
*PC Connection, Inc.	500	3,440
*PC Mall, Inc.	200	1,038
*PC-Tel, Inc.	226	1,471
Pegasystems, Inc.	300	9,501
*Perceptron, Inc.	200	942
#*Perficient, Inc.	500	6,235
*Pericom Semiconductor Corp.	500	5,840
*Pervasive Software, Inc.	400	1,992
*Phoenix Technologies, Ltd.	300	897
Plantronics, Inc.	1,200	39,840
*PLATO Learning, Inc.	500	2,825
*Plexus Corp.	800	29,640
*PMC - Sierra, Inc.	2,400	21,240
#*Polycom, Inc.	2,400	78,120
Power Integrations, Inc.	300	11,544
*Progress Software Corp.	600	19,350
#*QLogic Corp.	2,200	42,614
QUALCOMM, Inc.	8,700	337,038
*Quantum Corp.	2,500	7,250
*Quest Software, Inc.	1,800	31,554
*Rackspace Hosting, Inc.	1,136	20,391
*Radiant Systems, Inc.	700	9,849
*RadiSys Corp.	600	5,874
*RealNetworks, Inc.	2,800	11,620
#*Red Hat, Inc.	600	17,922
Renaissance Learning, Inc.	200	2,842
*RF Micro Devices, Inc.	5,400	30,348
Richardson Electronics, Ltd.	500	5,745
*RightNow Technologies, Inc.	200	3,280
*Rimage Corp.	100	1,755
*Riverbed Technology, Inc.	600	18,594
#*Rofin-Sinar Technologies, Inc.	500	13,280
#*Rovi Corp.	1,600	62,368
*S1 Corp.	1,200	7,404
*Saba Software, Inc.	600	3,060
#*SAIC, Inc.	1,600	27,856
#*Salesforce.com, Inc.	500	42,800
#*Sandisk Corp.	4,100	163,549
*Sanmina-SCI Corp.	1,500	26,745
Sapient Corp.	2,400	24,552
#*SAVVIS, Inc.	900	15,840
*SeaChange International, Inc.	500	4,165
*Seagate Technology LLC	5,800	106,546
*ShoreTel, Inc.	600	3,930
#*Silicon Graphics International Corp.	600	5,934
*Silicon Laboratories, Inc.	1,026	49,607
#*Smart Modular Technologies (WWH), Inc.	900	6,318
*Smith Micro Software, Inc.	600	5,694
Solera Holdings, Inc.	1,200	46,644
*Sonic Solutions, Inc.	400	5,020
*SonicWALL, Inc.	1,200	12,156
*Sourcefire, Inc.	400	8,948
*SRA International, Inc.	800	18,464
*SRS Labs, Inc.	400	3,744
*StarTek, Inc.	200	1,356

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*STEC, Inc.	900	$12,501
#*Stratasys, Inc.	200	4,768
*SuccessFactors, Inc.	1,200	25,116
*Super Micro Computer, Inc.	700	9,926
*Support.com, Inc.	1,000	4,360
*Switch & Data Facilities Co., Inc.	600	11,514
#*Sybase, Inc.	500	21,690
*Symantec Corp.	6,600	110,682
*Symyx Technologies, Inc.	800	4,360
#*Synaptics, Inc.	300	9,186
*Synchronoss Technologies, Inc.	500	10,215
#*Synopsys, Inc.	1,600	36,336
Syntel, Inc.	400	14,448
#*Take-Two Interactive Software, Inc.	1,500	16,305
*Taleo Corp.	500	12,990
*Tech Data Corp.	1,100	47,190
Technitrol, Inc.	400	2,160
*TechTarget, Inc.	844	4,093
*TechTeam Global, Inc.	300	1,848
#*TeleCommunication Systems, Inc.	700	4,837
*TeleTech Holdings, Inc.	1,100	18,205
Tellabs, Inc.	15,000	136,200
*Telular Corp.	100	306
*Teradata Corp.	1,200	34,884
#*Teradyne, Inc.	5,400	66,042
#*Terremark Worldwide, Inc.	700	5,019
Texas Instruments, Inc.	6,300	163,863
TheStreet.com, Inc.	700	2,667
#*THQ, Inc.	1,500	11,400
*TIBCO Software, Inc.	3,100	35,340
*Tier Technologies, Inc.	400	3,348
#*TiVo, Inc.	900	15,768
*TNS, Inc.	400	10,380
*Transact Technologies, Inc.	300	2,247
*Trimble Navigation, Ltd.	1,600	52,336
#*Triquint Semiconductor, Inc.	2,800	21,112
#*Tyler Technologies, Inc.	400	6,816
#*Ultimate Software Group, Inc.	300	10,035
*Ultratech, Inc.	500	7,345
*Unica Corp.	300	2,784
#*Unisys Corp.	1,400	39,228
United Online, Inc.	1,700	13,549
#*Universal Display Corp.	500	6,675
#*ValueClick, Inc.	1,400	14,392
#*VeriFone Holdings, Inc.	1,400	26,642
*Viasat, Inc.	500	17,725
*Video Display Corp.	37	186
*Virage Logic Corp.	500	4,640
#*Virnetx Holding Corp.	700	3,745
*Virtusa Corp.	504	5,186
#Visa, Inc.	1,700	153,391
#*Vishay Intertechnology, Inc.	4,700	48,927
#*VistaPrint NV	500	25,790
*VMware, Inc. Class A	500	30,820
*Vocus, Inc.	400	6,820
*Web.com Group, Inc.	400	1,932
*Websense, Inc.	738	16,804
*Western Digital Corp.	3,000	123,270
*Wright Express Corp.	700	23,779
#Xerox Corp.	23,490	256,041
#Xilinx, Inc.	2,300	59,294

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*X-Rite, Inc.	1,700	$5,610
*Yahoo!, Inc.	10,700	176,871
*Zebra Technologies Corp. Class A	1,200	34,860
*Zix Corp.	600	1,476
*Zygo Corp.	300	2,835

Total Information Technology		17,758,301

Materials — (3.9%)
A. Schulman, Inc.	500	13,005
#*A.M. Castle & Co.	600	8,232
*AEP Industries, Inc.	100	2,763
Air Products & Chemicals, Inc.	1,500	115,170
Airgas, Inc.	600	38,070
AK Steel Holding Corp.	2,100	35,175
Albemarle Corp.	1,200	54,792
Alcoa, Inc.	10,000	134,400
#Allegheny Technologies, Inc.	600	32,082
#AMCOL International Corp.	500	14,370
*American Pacific Corp.	200	1,220
#AptarGroup, Inc.	1,100	47,344
*Arabian American Development Co.	500	1,385
Ashland, Inc.	1,965	117,035
Balchem Corp.	534	13,852
#Ball Corp.	1,000	53,210
Bemis Co., Inc.	3,144	95,609
*Boise, Inc.	2,200	15,158
*Brush Engineered Materials, Inc.	400	11,892
*Buckeye Technologies, Inc.	1,500	21,180
*Bway Holding Co.	500	9,890
Cabot Corp.	1,000	32,540
#*Calgon Carbon Corp.	1,700	26,350
#Carpenter Technology Corp.	700	27,489
Celanese Corp. Class A	1,100	35,189
*Century Aluminum Co.	1,400	18,872
CF Industries Holdings, Inc.	419	35,058
*Clearwater Paper Corp.	200	12,736
Cliffs Natural Resources, Inc.	600	37,518
#*Coeur d’Alene Mines Corp.	1,200	21,504
Commercial Metals Co.	1,400	20,832
Compass Minerals International, Inc.	300	22,593
*Crown Holdings, Inc.	1,300	33,800
Cytec Industries, Inc.	900	43,254
Deltic Timber Corp.	200	10,524
*Domtar Corp.	1,600	113,344
Dow Chemical Co. (The)	7,900	243,557
E.I. du Pont de Nemours & Co.	7,100	282,864
Eagle Materials, Inc.	1,100	35,057
Eastman Chemical Co.	1,000	66,920
#Ecolab, Inc.	2,000	97,680
*Ferro Corp.	900	9,828
#*Flotek Industries, Inc.	200	406
FMC Corp.	600	38,184
Freeport-McMoRan Copper & Gold, Inc. Class B	300	22,659
*General Moly, Inc.	1,200	4,488
*Georgia Gulf Corp.	300	6,162
*Graphic Packaging Holding Co.	8,300	30,627
Greif, Inc. Class A	400	23,672
H.B. Fuller Co.	1,400	32,830
Hawkins, Inc.	200	5,364
Haynes International, Inc.	300	10,773
*Headwaters, Inc.	1,600	9,600

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#*Hecla Mining Co.	3,700	$22,089
*Horsehead Holding Corp.	1,000	11,880
Huntsman Corp.	6,900	78,729
ICO, Inc.	700	5,999
Innophos Holdings, Inc.	200	5,698
*Innospec, Inc.	500	6,655
International Flavors & Fragrances, Inc.	300	15,027
International Paper Co.	8,700	232,638
*Intrepid Potash, Inc.	1,500	39,390
Kaiser Aluminum Corp.	150	6,028
*KapStone Paper & Packaging Corp.	1,800	23,220
KMG Chemicals, Inc.	300	5,532
*Kronos Worldwide, Inc.	600	11,400
*Landec Corp.	600	3,678
#*Louisiana-Pacific Corp.	4,200	49,392
*LSB Industries, Inc.	300	5,328
Lubrizol Corp.	1,100	99,374
#Martin Marietta Materials, Inc.	300	28,764
#MeadWestavco Corp.	4,900	133,133
#*Mercer International, Inc.	400	2,204
Minerals Technologies, Inc.	400	23,080
Monsanto Co.	2,100	132,426
Myers Industries, Inc.	800	8,688
#Nalco Holding Co.	1,700	42,041
Neenah Paper, Inc.	600	10,500
NewMarket Corp.	200	22,000
Newmont Mining Corp.	1,750	98,140
NL Industries, Inc.	400	3,396
Nucor Corp.	1,700	77,044
Olin Corp.	2,200	46,200
Olympic Steel, Inc.	300	9,534
*OM Group, Inc.	700	26,425
*Omnova Solutions, Inc.	800	6,120
*Owens-Illinois, Inc.	1,300	46,072
P.H. Glatfelter Co.	900	13,221
Packaging Corp. of America	2,300	56,879
*Pactiv Corp.	2,400	60,984
*Penford Corp.	200	1,850
*PolyOne Corp.	900	10,179
PPG Industries, Inc.	1,300	91,481
Praxair, Inc.	2,000	167,540
Quaker Chemical Corp.	400	12,588
Reliance Steel & Aluminum Co.	2,100	102,501
Rock-Tenn Co. Class A	1,000	51,600
*Rockwood Holdings, Inc.	1,600	47,904
#Royal Gold, Inc.	900	46,062
RPM International, Inc.	1,000	22,080
#*RTI International Metals, Inc.	200	5,410
Schnitzer Steel Industries, Inc. Class A	500	27,000
Schweitzer-Maudoit International, Inc.	300	17,076
Scotts Miracle-Gro Co. Class A (The)	800	38,760
Sealed Air Corp.	5,900	126,850
*Senomyx, Inc.	500	2,135
Sensient Technologies Corp.	500	15,765
#Sigma-Aldrich Corp.	1,400	83,020
Silgan Holdings, Inc.	800	48,264
*Solitario Exploration & Royalty Corp.	1,000	2,600
*Solutia, Inc.	2,400	42,240
Sonoco Products Co.	800	26,504
#Southern Copper Corp.	4,100	125,378
*Spartech Corp.	1,000	14,240

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
#Steel Dynamics, Inc.	2,900	$45,559
Stepan Co.	100	7,575
#*Stillwater Mining Co.	2,300	38,870
Synalloy Corp.	300	2,952
Temple-Inland, Inc.	4,100	95,612
Texas Industries, Inc.	700	26,488
#*Titanium Metals Corp.	4,200	64,764
*U.S. Concrete, Inc.	500	265
*U.S. Gold Corp.	2,000	6,820
*United States Lime & Minerals, Inc.	200	8,150
#United States Steel Corp.	2,600	142,116
Valhi, Inc.	1,400	40,068
Valspar Corp.	3,800	119,016
Vulcan Materials Co.	1,200	68,736
*Wausau Paper Corp.	800	7,080
#Westlake Chemical Corp.	700	19,656
#Weyerhaeuser Co.	5,500	272,360
#Worthington Industries, Inc.	2,700	43,119
*WR Grace & Co.	600	17,334
#Zep, Inc.	200	3,688
*Zoltek Cos., Inc.	700	6,888

Total Materials		5,883,159

Telecommunication Services — (2.0%)
#*AboveNet, Inc.	400	20,216
#Alaska Communications Systems Group, Inc.	600	5,136
*American Tower Corp.	2,750	112,228
*Arbinet Corp.	500	1,010
AT&T, Inc.	59,511	1,550,857
Atlantic Tele-Network, Inc.	400	22,072
#*Cbeyond, Inc.	600	9,228
*Cincinnati Bell, Inc.	5,900	19,883
*Cogent Communications Group, Inc.	700	7,147
#Consolidated Communications Holdings, Inc.	300	5,565
*Crown Castle International Corp.	600	22,710
#Frontier Communications Corp.	7,800	62,088
*General Communications, Inc. Class A	1,400	8,610
*Global Crossing, Ltd.	1,400	20,790
HickoryTech Corp	380	3,219
*IDT Corp. Class B	400	3,964
Iowa Telecommunications Services, Inc.	900	15,156
#*Leap Wireless International, Inc.	1,800	32,976
*MetroPCS Communications, Inc.	3,100	23,653
#*Neutral Tandem, Inc.	500	8,475
*NII Holdings, Inc.	1,200	50,904
NTELOS Holdings Corp.	800	15,704
*PAETEC Holding Corp.	3,400	16,932
*Premiere Global Services, Inc.	1,800	16,866
Qwest Communications International, Inc.	13,500	70,605
*SBA Communications Corp.	1,300	45,981
Shenandoah Telecommunications Co.	500	8,880
#*Sprint Nextel Corp.	37,650	160,012
*SureWest Communications	300	2,580
*Syniverse Holdings, Inc.	1,800	36,144
#Telephone & Data Systems, Inc.	800	27,728
Telephone & Data Systems, Inc. Special Shares	900	27,252
*tw telecom, inc.	3,200	56,960
*United States Cellular Corp.	1,000	42,080
*USA Mobility, Inc.	700	9,758
Verizon Communications, Inc.	12,750	368,348

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#Windstream Corp.	3,290	$36,354

Total Telecommunication Services		2,948,071

Utilities — (2.8%)
*AES Corp.	5,600	64,624
AGL Resources, Inc.	1,600	63,216
Allegheny Energy, Inc.	700	15,246
#ALLETE, Inc.	800	29,176
#Alliant Energy Corp.	1,000	34,200
#Ameren Corp.	1,050	27,258
American Electric Power Co., Inc.	3,000	102,900
#American States Water Co.	400	14,928
American Water Works Co., Inc.	1,400	30,492
Aqua America, Inc.	3,150	57,740
Artesian Resources Corp.	200	3,788
Atmos Energy Corp.	2,000	59,160
#Avista Corp.	1,400	30,282
#Black Hills Corp.	800	26,312
*Cadiz, Inc.	200	2,494
#California Water Service Group	200	7,746
*Calpine Corp.	12,900	175,827
CenterPoint Energy, Inc.	3,650	52,414
Central Vermont Public Service Corp.	300	6,543
#CH Energy Group, Inc.	100	4,142
Chesapeake Utilities Corp.	181	5,452
#Cleco Corp.	1,600	43,840
#CMS Energy Corp.	2,700	43,902
Connecticut Water Services, Inc.	200	4,738
Consolidated Edison, Inc.	2,100	94,920
Constellation Energy Group, Inc.	1,700	60,095
Dominion Resources, Inc.	2,600	108,680
DPL, Inc.	1,800	50,724
DTE Energy Co.	1,700	81,889
Duke Energy Corp.	2,300	38,594
Edison International, Inc.	1,700	58,429
*El Paso Electric Co.	900	19,125
#Empire District Electric Co.	800	15,608
Energen Corp.	700	34,209
Entergy Corp.	1,200	97,548
EQT Corp.	1,300	56,537
Exelon Corp.	2,800	122,052
FirstEnergy Corp.	1,600	60,592
FPL Group, Inc.	3,600	187,380
Great Plains Energy, Inc.	2,800	54,124
#Hawaiian Electric Industries, Inc.	1,400	32,690
IDACORP, Inc.	1,400	50,512
Integrys Energy Group, Inc.	600	29,766
#ITC Holdings Corp.	1,160	64,763
Laclede Group, Inc.	500	17,040
MDU Resources Group, Inc.	1,800	38,160
#MGE Energy, Inc.	700	25,732
Middlesex Water Co.	200	3,612
#New Jersey Resources Corp.	1,100	41,503
#Nicor, Inc.	1,100	47,861
NiSource, Inc.	2,600	42,380
Northeast Utilities, Inc.	2,300	63,917
Northwest Natural Gas Co.	600	28,434
*NRG Energy, Inc.	3,700	89,429
NSTAR	1,600	58,560
NV Energy, Inc.	3,000	37,470
OGE Energy Corp.	1,400	57,932

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Oneok, Inc.	1,100	$54,054
#Ormat Technologies, Inc.	1,400	44,604
Pennichuck Corp.	100	2,327
Pepco Holdings, Inc.	2,000	33,480
PG&E Corp.	700	30,660
Piedmont Natural Gas Co.	1,400	38,500
Pinnacle West Capital Corp.	1,300	48,542
PNM Resources, Inc.	2,100	28,539
Portland General Electric Co.	2,400	47,712
#Progress Energy, Inc.	1,200	47,904
Public Service Enterprise Group, Inc.	4,800	154,224
Questar Corp.	5,000	239,750
*RRI Energy, Inc.	8,600	35,002
Sempra Energy	1,400	68,852
SJW Corp.	500	13,740
South Jersey Industries, Inc.	600	27,066
#Southern Co.	3,500	120,960
Southwest Gas Corp.	1,100	34,210
Southwest Water Co.	300	3,201
#TECO Energy, Inc.	3,300	55,869
UGI Corp.	900	24,741
UIL Holdings Corp.	400	11,612
#Unisource Energy Corp.	1,200	39,984
#Unitil Corp.	200	4,416
Westar Energy, Inc.	900	21,321
WGL Holdings, Inc.	1,600	57,184
Wisconsin Energy Corp.	1,000	52,510
#Xcel Energy, Inc.	2,000	43,500
York Water Co.	300	4,125

Total Utilities		4,165,276

TOTAL COMMON STOCKS		115,009,562

RIGHTS/WARRANTS — (0.0%)
—*Bank of Florida Corp. Rights 05/21/10	600	126

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $645,000 FHLMC 5.00%, 10/15/24, valued at $692,569) to be repurchased at $679,011	$679	679,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (23.6%)
§@DFA Short Term Investment Fund	33,931,424	33,931,424
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $1,792,145 FNMA 7.000%, 04/01/37 & U.S. Treasury Note 2.625%, 05/31/10, valued at $1,153,972) to be repurchased at $1,128,573	$1,129	1,128,556
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $1,535,000 FNMA 5.000%, 05/01/34, valued at $769,466) to be repurchased at $746,680	747	746,668

TOTAL SECURITIES LENDING COLLATERAL		35,806,648

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

Value†
TOTAL INVESTMENTS — (100.0%)
(Cost $136,156,984)	$151,495,336

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (84.0%)
AUSTRALIA — (6.1%)
Adelaide Brighton, Ltd.	6,885	$18,520
AGL Energy, Ltd.	3,834	53,092
Alesco Corp., Ltd.	1,171	3,195
Amcor, Ltd.	23,143	140,056
#AMP, Ltd.	7,018	40,274
Ansell, Ltd.	1,106	13,047
AP Eagers, Ltd.	376	4,340
APA Group, Ltd.	3,669	12,235
*Aquila Resources, Ltd.	778	7,257
*Arrow Energy, Ltd.	5,580	26,325
*Asciano Group, Ltd.	44,796	69,520
#ASX, Ltd.	332	10,037
#*Atlas Iron, Ltd.	8,000	18,301
#*Austar United Communications, Ltd.	12,000	12,867
Austereo Group, Ltd.	3,383	5,314
Australia & New Zealand Banking Group, Ltd.	9,752	216,000
Australian Infrastructure Fund NL	13,360	24,265
Australian Pharmaceutical Industries, Ltd.	40,511	20,786
*Australian Worldwide Exploration, Ltd.	5,136	11,607
*AWB, Ltd.	10,783	10,195
Bank of Queensland, Ltd.	6,249	72,402
Beach Petroleum, Ltd.	14,092	10,140
Bendigo Bank, Ltd.	3,487	31,533
#BHP Billiton, Ltd. Sponsored ADR	6,500	473,135
*BlueScope Steel, Ltd.	28,774	69,040
*Boart Longyear Group NL	12,727	3,799
Boral, Ltd.	16,993	91,865
Bradken, Ltd.	1,159	7,757
Brambles, Ltd.	6,693	44,501
Brickworks, Ltd.	3,268	39,072
Cabcharge Australia, Ltd.	4,103	22,643
Caltex Australia, Ltd.	834	8,901
Campbell Brothers, Ltd.	539	14,787
*Cape Lambert Iron Ore, Ltd.	50,049	20,989
Cardno, Ltd.	4,148	16,768
*Catalpa Resources, Ltd.	12,183	18,285
*Centamin Egypt, Ltd.	8,932	18,087
Centennial Coal Co., Ltd.	4,405	17,143
Challenger Financial Services Group, Ltd.	8,000	30,359
Clough, Ltd.	24,174	20,176
#*Coal of Africa, Ltd.	2,428	5,251
Coca-Cola Amatil, Ltd.	2,860	29,525
#Cochlear, Ltd.	632	43,072
Commonwealth Bank of Australia NL	4,042	216,265
Computershare, Ltd.	1,340	14,552
ConnectEast Group, Ltd.	42,923	16,901
*Cooper Energy, Ltd.	14,556	7,022
#Crane Group, Ltd.	1,711	14,225
Crown, Ltd.	5,061	38,160
CSR, Ltd.	18,292	29,154
#David Jones, Ltd.	17,592	75,428
Downer EDI, Ltd.	8,836	56,492
DUET Group, Ltd.	9,081	14,817
Emeco Holdings, Ltd.	35,776	22,534
*Extract Resources, Ltd.	4,606	30,860
FKP Property Group, Ltd.	38,528	30,117
Fleetwood Corp., Ltd.	2,544	22,170
Flight Centre, Ltd.	572	10,414

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Fortescue Metals Group, Ltd.	2,335	$9,717
#Foster's Group, Ltd.	12,095	60,610
Goodman Fielder, Ltd.	40,900	54,900
Graincorp, Ltd. Series A	7,936	42,221
Gunns, Ltd.	26,718	12,826
GWA International, Ltd.	8,700	25,452
Hastie Group, Ltd.	17,874	28,286
Healthscope, Ltd.	9,276	37,261
*Highlands Pacific, Ltd.	35,495	8,904
Hills Industries, Ltd.	5,399	12,427
*Iluka Resources, Ltd.	2,389	10,173
Incitec Pivot, Ltd.	18,319	54,161
Infigen Energy, Ltd.	28,218	25,398
Insurance Australia Group, Ltd.	14,994	52,724
Invocare, Ltd.	3,621	20,927
Ioof Holdings, Ltd.	6,065	36,682
#iSOFT Group, Ltd.	30,000	14,982
#JB Hi-Fi, Ltd.	845	15,041
*Kagara, Ltd.	4,074	2,784
*Karoon Gas Australia, Ltd.	2,678	18,272
Leighton Holdings, Ltd.	408	13,748
Lend Lease Group NL	12,479	98,222
Lihir Gold, Ltd.	14,904	52,668
#Macarthur Coal, Ltd.	1,093	15,312
Macquarie Group, Ltd.	2,881	131,374
MAP Group, Ltd.	22,151	63,497
McPherson's, Ltd.	4,771	13,930
Mermaid Marine Australia, Ltd.	2,492	6,391
Metcash, Ltd.	14,734	55,372
*Minara Resources, Ltd.	1,630	1,303
#*Mirabela Nickel, Ltd.	10,780	23,492
Monadelphous Group, Ltd.	2,341	33,193
*Mount Gibson Iron, Ltd.	5,247	8,105
#*Murchison Metals, Ltd.	3,368	7,017
National Australia Bank, Ltd.	12,849	328,278
*Navitas, Ltd.	8,561	40,973
#*Neptune Marine Services, Ltd.	46,298	15,271
#New Hope Corp., Ltd.	4,695	21,326
Newcrest Mining, Ltd.	1,336	40,328
NIB Holdings, Ltd.	20,748	24,224
#Nufarm, Ltd.	3,243	22,767
Oil Search, Ltd.	10,501	54,554
OneSteel, Ltd.	21,138	67,984
Orica, Ltd.	1,823	44,210
Origin Energy, Ltd.	6,917	104,030
*OZ Minerals, Ltd.	6,923	7,287
*Pacific Brands, Ltd.	11,725	12,805
*PanAust, Ltd.	13,720	6,373
Panoramic Resources, Ltd.	2,242	5,142
*Paperlinx, Ltd.	54,966	37,816
Perpetual Trustees Australia, Ltd.	226	7,150
Platinum Asset Mangement, Ltd.	7,171	33,497
Premier Investments, Ltd.	5,059	33,451
Primary Health Care, Ltd.	6,755	25,296
Prime Media Group, Ltd.	500	359
*Qantas Airways, Ltd.	7,636	19,772
QBE Insurance Group, Ltd.	1,882	36,463
#Ramsay Health Care, Ltd.	3,891	48,583
Retail Food Group, Ltd.	3,824	9,839
*RHG, Ltd.	7,163	4,521
Rio Tinto, Ltd.	3,678	240,321

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Riversdale Mining, Ltd.	1,288	$10,810
Santos, Ltd.	6,071	77,022
Seek, Ltd.	7,288	55,932
*Seven Group Holdings, Ltd.	1,067	7,355
Sigma Pharmaceuticals, Ltd.	12,951	5,354
*Silex System, Ltd.	1,574	8,603
Sims Metal Management, Ltd.	2,315	43,517
Sonic Healthcare, Ltd.	4,890	62,136
SP Ausnet, Ltd.	52,404	42,761
Spark Infrastructure Group, Ltd.	21,748	24,198
Spotless Group, Ltd.	14,263	36,942
*St. Barbara, Ltd.	90,317	22,488
Straits Resources, Ltd.	4,268	4,876
STW Communications Group, Ltd.	33,925	27,439
#Tassal Group, Ltd.	9,649	14,545
Telstra Corp., Ltd.	18,156	53,195
*Ten Network Holdings, Ltd.	5,327	8,874
Toll Holdings, Ltd.	3,336	21,790
Tower Australia Group, Ltd.	3,754	9,010
Transfield Services, Ltd.	13,204	48,151
Transurban Group, Ltd.	2,048	9,638
UGL, Ltd.	1,415	19,133
*Virgin Blue Holdings, Ltd.	23,199	12,526
Washington H. Soul Pattinson & Co., Ltd.	4,788	63,059
Wesfarmers, Ltd.	7,651	205,103
#West Australian Newspapers Holdings, Ltd.	1,209	8,763
Westpac Banking Corp.	3,348	83,421
Westpac Banking Corp. Sponsored ADR	2,200	273,108
WHK Group, Ltd.	11,744	11,948
Woodside Petroleum, Ltd.	1,821	75,516
Woolworths, Ltd.	4,294	107,266

TOTAL AUSTRALIA		6,240,045

AUSTRIA — (0.3%)
Andritz AG	195	11,939
*BWIN Interactive Entertainment AG	192	10,245
#Erste Group Bank AG	663	29,436
EVN AG	325	5,428
*Intercell AG	265	7,029
#Mayr-Melnhof Karton AG	100	9,725
#Oesterreichischen Elektrizitaetswirtschafts AG	256	9,524
#Oesterreichischen Post AG	700	20,083
OMV AG	1,381	49,347
#Schoeller-Bleckmann Oilfield Equipment AG	196	10,243
Strabag SE	1,331	34,655
Telekom Austria AG	1,834	24,363
Uniqa Versicherungen AG	385	7,797
Vienna Insurance Group AG	289	14,126
Voestalpine AG	845	31,431
*Wienerberger AG	1,936	35,990
*Zumtobel AG	366	7,892

TOTAL AUSTRIA		319,253

BELGIUM — (1.0%)
Ackermans & van Haaren NV	653	45,078
*Agfa-Gevaert NV	5,451	40,433
#Anheuser-Busch InBev NV	1,681	81,548
*Anheuser-Busch InBev NV Sponsored ADR	1,800	87,210
*Banque Nationale de Belgique SA	8	42,477
Bekaert SA	20	3,576
Belgacom SA	833	29,254

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
#Colruyt SA	39	$9,603
#Compagnie d’Entreprises CFE	624	34,647
*Deceuninck NV	4,912	12,504
Delhaize Group SA Sponsored ADR	700	57,939
#*Dexia SA	5,466	29,536
D’Ieteren SA	30	14,053
#Elia System Operator SA NV	717	27,277
Euronav SA	274	6,051
EVS Broadcast Equipment SA	396	21,776
*Galapagos NV	2,035	30,811
*KBC Groep NV	2,524	112,928
Kinepolis Group NV	285	15,705
Mobistar SA	202	12,416
#*Nyrstar NV	5,350	69,431
#Omega Pharma SA	168	8,183
Recticel SA	1,539	16,322
#Sioen Industries NV	344	2,137
Solvay SA	451	43,068
*Telenet Group Holding NV	466	14,096
Tessenderlo Chemie NV	1,240	39,705
#*ThromboGenics NV	1,084	24,074
#Umicore SA	1,744	63,770

TOTAL BELGIUM		995,608

CANADA — (7.0%)
*Advantage Oil & Gas, Ltd.	4,130	29,355
AGF Management, Ltd. Class B	854	14,620
Agrium, Inc.	600	37,460
*Alamos Gold, Inc.	2,800	41,595
*Altius Minerals Corp.	3,500	34,904
#*Antrim Energy, Inc.	24,000	24,808
Astral Media, Inc. Class A	500	17,375
*AtCo, Ltd.	500	24,016
*Atrium Innovations, Inc.	1,900	28,431
*ATS Automation Tooling System, Inc.	3,050	21,048
*Ballard Power Systems, Inc.	10,800	25,623
#Bank of Montreal	1,500	93,163
Bank of Nova Scotia	1,600	81,559
*Bankers Petroleum, Ltd.	1,500	13,231
Barrick Gold Corp.	3,700	161,360
BCE, Inc.	4,327	130,006
Biovail Corp.	800	13,570
#*Birchcliff Energy, Ltd.	1,100	9,778
Bombardier, Inc. Class B	9,300	48,523
CAE, Inc.	908	8,313
Cameco Corp.	1,900	46,836
Canada Bread Co., Ltd.	200	9,864
Canadian Imperial Bank of Commerce	1,333	97,843
Canadian National Railway Co.	700	41,891
Canadian National Resources, Ltd.	2,300	177,130
Canadian Pacific Railway, Ltd.	800	47,159
Canadian Western Bank	500	11,808
Canam Group, Inc.	3,700	30,378
*Canfor Corp.	1,300	13,335
Cascades, Inc.	2,800	21,831
CCL Industries, Inc. Class B	400	11,337
*Celestica, Inc.	1,800	17,755
*Celtic Exploration, Ltd.	600	12,599
Cenovus Energy, Inc.	4,041	118,827
*CGI Group, Inc.	4,800	71,069
#CI Financial Corp.	2,000	41,839

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Cogeco Cable, Inc.	300	$10,431
*Compton Petroleum Corp.	900	859
*Connacher Oil & Gas, Ltd.	3,200	5,513
*Consolidated Thompson Iron Mines, Ltd.	5,500	46,781
Corus Entertainment, Inc. Class B	700	14,092
#Crescent Point Energy Corp.	481	20,413
*Crew Energy, Inc.	2,300	41,322
#*Denison Mines Corp.	1,700	2,711
*Descartes Systems Group, Inc. (The)	4,200	25,842
#*Detour Gold Corp.	1,400	29,191
Dorel Industries, Inc. Class B	400	14,164
DundeeWealth, Inc.	1,460	21,301
*Eastern Platinum, Ltd.	24,600	34,873
*Eldorado Gold Corp.	1,283	19,703
#Emera, Inc.	500	11,646
Empire Co., Ltd. Class A	300	15,647
Enbridge, Inc.	2,328	113,054
EnCana Corp.	3,556	117,623
Ensign Energy Services, Inc.	3,200	43,253
*Equinox Minerals, Ltd.	17,303	68,476
Equitable Group, Inc.	1,300	31,099
*Euro Goldfields, Ltd.	1,700	12,435
*Fairborne Energy, Ltd.	900	3,925
Fairfax Financial Holdings, Ltd.	60	22,741
Finning International, Inc.	2,600	50,756
#First Quantum Minerals, Ltd.	600	46,037
*Flint Energy Services, Ltd.	2,500	33,004
#*FNX Mining Co., Inc.	600	7,891
Fortis, Inc.	450	12,426
Franco-Nevada Corp.	1,200	34,589
*Fronteer Development Group, Inc.	1,300	7,999
#*Galleon Energy, Inc. Class A	1,400	9,716
#George Weston, Ltd.	500	35,888
*Gerdau Ameristeel Corp.	1,400	10,543
*Golden Star Resources, Ltd.	2,800	12,707
*Grande Cache Coal Corp.	6,500	42,745
*Great Canadian Gaming Corp.	4,400	32,487
Groupe Aeroplan, Inc.	2,600	28,411
*Hanfeng Evergreen, Inc.	2,300	16,438
#*Harry Winston Diamond Corp.	1,359	14,944
Home Capital Group, Inc.	300	14,028
*HudBay Minerals, Inc.	6,400	81,402
Husky Energy, Inc.	1,200	33,916
IAMGOLD Corp.	8,900	159,285
#IESI-BFC, Ltd.	2,338	45,895
IGM Financial, Inc.	360	14,945
*Imperial Metals Corp.	1,900	36,885
*Indigo Books & Music, Inc.	1,191	20,284
Industrial Alliance Insurance & Financial Services, Inc.	1,000	34,495
Inmet Mining Corp.	1,200	62,292
Intact Financial Corp.	300	12,995
*International Forest Products, Ltd. Series A	3,400	18,443
*Intertape Polymer Group, Inc.	1,600	5,088
#*Jaguar Mining, Inc.	2,600	28,974
Jean Coutu Group (PJC), Inc. Class A (The)	1,000	8,909
Kingsway Financial Services, Inc.	800	1,748
Kinross Gold Corp.	349	6,665
#*Lake Shore Gold Corp.	8,200	26,074
*Laramide Resources, Ltd.	15,400	18,647
Laurentian Bank of Canada	300	13,030
Leon’s Furniture, Ltd.	536	6,517

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Linamar Corp.	1,800	$36,113
Loblaw Cos., Ltd.	1,244	45,728
*Lundin Mining Corp.	2,100	9,903
*MacDonald Dettweiler & Associates, Ltd.	1,700	67,729
#Manitoba Telecom Services, Inc.	300	9,598
Manulife Financial Corp.	1,125	20,289
Maple Leaf Foods, Inc.	300	2,847
*MDS, Inc.	800	7,151
Methanex Corp.	1,000	23,262
Metro, Inc. Class A	1,400	61,882
*Migao Corp.	3,700	25,133
#*Minera Andes, Inc.	31,500	32,561
Mullen Group, Ltd.	2,000	30,104
#National Bank of Canada	925	56,549
Nexen, Inc.	4,327	105,215
*Northgate Minerals Corp.	11,300	36,710
Nuvista Energy, Ltd.	2,200	26,444
*Open Range Energy Corp.	7,500	13,216
*Open Text Corp.	400	16,944
#*OPTI Canada, Inc.	1,800	4,058
#*Osisko Mining Corp.	5,600	59,264
*Pacific Rubiales Energy Corp.	1,925	43,397
#*Paramount Resources, Ltd. Class A	2,100	36,282
Pason Systems, Inc.	700	8,407
#PetroBakken Energy, Ltd.	1,261	34,250
#*Petrobank Energy & Resources, Ltd.	1,400	70,606
Potash Corp. of Saskatchewan, Inc.	700	77,339
Progress Energy Resources Corp.	3,300	39,536
#*Quadra Mining, Ltd.	2,400	36,432
Quebecor, Inc. Class B	400	14,231
*Queenston Mining, Inc.	5,000	22,888
*Quest Capital Corp.	22,000	29,455
*Questerre Energy Corp.	7,500	25,251
*Red Back Mining, Inc.	660	17,335
Reitmans Canada, Ltd. Class A	700	12,969
*Research In Motion, Ltd.	100	7,127
Richelieu Hardware, Ltd.	1,151	27,750
#Ritchie Brothers Auctioneers, Inc.	600	14,123
*RONA, Inc.	800	13,664
Royal Bank of Canada	4,927	298,734
#Russel Metals, Inc.	2,600	54,570
*Sandvine Corp.	16,000	35,283
Saputo, Inc.	450	12,674
Savanna Energy Services Corp.	700	4,500
*Sears Canada, Inc.	900	24,631
#Shaw Communictions, Inc. Class B	600	11,276
ShawCor, Ltd.	400	11,420
Sherritt International Corp.	2,300	17,887
*Shore Gold, Inc.	2,500	2,117
*Silver Standard Resources, Inc.	300	6,164
*Silver Wheaton Corp.	1,400	27,509
Silvercorp Metals, Inc.	1,200	9,841
*Sino-Forest Corp.	4,400	78,228
*SouthGobi Energy Resources, Ltd.	1,700	23,262
#*Sprott Resource Corp.	7,300	32,052
*Stantec, Inc.	400	10,179
*Storm Exploration, Inc.	1,800	20,980
Student Transportation, Inc.	2,200	11,479
Sun Life Financial, Inc.	4,375	128,649
Suncor Energy, Inc.	8,075	276,242
#Superior Plus Corp.	2,600	35,271

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*SXC Health Solutions Corp.	500	$34,766
Talisman Energy, Inc.	12,900	219,572
*Teck Resources, Ltd. Class B	4,600	180,776
Telus Corp. (2381093)	300	11,099
Telus Corp. (2381134)	2,000	71,018
#*Thompson Creek Metals Co., Inc.	4,800	61,477
#Thomson Reuters Corp.	2,676	96,418
Tim Hortons, Inc.	1,300	42,975
#*Timminco, Ltd.	600	478
Toromont Industries, Ltd.	400	11,179
#Toronto Dominion Bank	4,470	332,236
#Torstar Corp. Class B	1,400	15,395
TransAlta Corp.	3,200	65,840
Transcontinental, Inc. Class A	2,900	36,143
*Transglobe Energy Corp.	3,900	29,179
Trican Well Service, Ltd.	800	10,159
Trinidad Drilling, Ltd.	4,200	24,973
#*Uranium One, Inc.	4,000	10,120
#*UTS Energy Corp.	13,660	35,501
*Viterra, Inc.	9,155	77,508
West Fraser Timber Co., Ltd.	300	12,995
Wi-Lan, Inc.	9,000	26,580

TOTAL CANADA		7,165,509

DENMARK — (0.6%)
#Alk-Abello A.S.	90	6,883
Coloplast A.S.	150	16,622
#D/S Norden A.S.	884	40,564
Danisco A.S.	857	61,887
*Danske Bank A.S.	2,885	75,321
DSV A.S.	700	12,512
#*Genmab A.S.	400	4,380
*GN Store Nord A.S.	7,896	63,690
#*Greentech Energy Systems A.S.	600	1,884
*Jeudan A.S.	126	10,367
*Jyske Bank A.S.	376	15,187
NKT Holding A.S.	250	14,580
Novo-Nordisk A.S. Series B	100	8,228
Novo-Nordisk A.S. Sponsored ADR	1,600	131,360
#Novozymes A.S. Series B	436	52,421
Rockwool International A.S.	90	8,557
SimCorp A.S.	50	9,591
*Spar Nord Bank A.S.	600	6,886
*Sydbank A.S.	620	18,171
Torm A.S. ADR	400	4,324
#Trygvesta A.S.	149	9,198
*Vestas Wind Systems A.S.	315	19,221

TOTAL DENMARK		591,834

FINLAND — (1.3%)
#*Ahlstrom Oyj	715	11,185
#Alma Media Oyj	1,118	10,867
#Atria P.L.C.	677	10,922
Cargotec Oyj Series B	1,156	37,062
#*Finnair Oyj	1,807	10,277
Fiskars Oyj Abp Series A	175	2,739
Fortum Oyj	3,290	85,011
F-Secure Oyj	6,547	20,232
HKScan Oyj	1,428	16,917
Huhtamaki Oyj	4,004	46,575
KCI Konecranes Oyj	433	13,901

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Kemira Oyj	1,394	$17,104
#Kesko Oyj	1,170	45,356
Kone Oyj Series B	766	33,705
*Lassila & Tikanoja Oyj	682	13,706
#Metso Corp. Oyj	3,140	121,126
#Neste Oil Oyj	3,500	56,659
#Nokia Oyj	1,588	19,414
#Nokia Oyj Sponsored ADR	13,629	165,729
#Nokian Renkaat Oyj	253	5,947
Orion Oyj Series A	463	8,719
#Orion Oyj Series B	482	9,131
#Outokumpu Oyj	824	17,329
#Outotec Oyj	108	4,036
#Pohjola Bank P.L.C.	1,079	11,785
#Poyry Oyj	706	9,869
#Ramirent Oyj	548	6,280
#Rautaruukki Oyj Series K	1,100	23,066
#Ruukki Group Oyj	1,697	4,087
#Sampo Oyj	5,291	130,053
Sanoma Oyj	1,130	21,871
#Stockmann Oyj Abp Series B	275	10,260
Stora Enso Oyj Series R	10,857	90,644
Tieto Oyj	806	16,684
#*Tikkurila Oyj	348	7,344
UPM-Kymmene Oyj	8,399	120,533
#Wartsila Corp. Oyj Series B	2,136	108,762
Yit Oyj	373	7,878

TOTAL FINLAND		1,352,765

FRANCE — (6.9%)
Accor SA	1,270	72,566
Aeroports de Paris SA	558	45,922
*Air France-KLM SA	2,858	44,965
Air Liquide SA	1,045	121,910
*Alcatel-Lucent SA	28,475	90,767
Alstom SA	687	40,311
#*Altran Technologies SA	4,114	19,757
#April Group SA	128	3,981
Arkema SA	2,364	98,619
#*Atos Origin SA	1,623	82,241
*Avenir Telecom SA	10,103	12,307
AXA SA Sponsored ADR	5,800	111,128
*Beneteau SA	1,571	27,194
bioMerieux SA	95	10,296
BNP Paribas SA	3,877	266,297
*Bongrain SA	214	16,776
#Bourbon SA	1,065	46,134
#Bouygues SA	1,944	96,325
*Bull SA	5,424	25,390
Bureau Veritas SA	617	34,742
Canal Plus SA	1,800	13,988
Capgemini SA	1,725	86,887
Carbone Lorraine SA	178	6,495
#Carrefour SA	2,782	136,356
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	2,800	84,168
Cie Generale D’Optique Essilor Intenational SA	1,550	94,488
Ciments Francais SA	106	10,707
CNP Assurances SA	345	29,041
Compagnie de Saint-Gobain SA	3,361	165,917
Compagnie Generale des Establissements Michelin SA Series B	1,303	94,395
Credit Agricole SA	8,423	120,407

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Danone SA	1,553	$91,503
#Dassault Systemes SA ADR	500	32,750
*Derichebourg SA	1,159	5,137
EDF Energies Nouvelles SA	145	6,544
#Eiffage SA	375	19,359
Electricite de France SA	673	36,069
Eramet SA	14	5,052
Esso S.A.F.	72	9,612
#Establissements Maurel et Prom SA	579	8,953
Euler Hermes SA	231	19,107
*Euro Disney SCA	1,039	6,510
European Aeronautic Defence & Space Co. SA	2,625	48,754
Eutelsat Communications SA	1,645	58,560
*Faiveley Transport SA	99	7,919
Fimalac SA	138	6,824
France Telecom SA	2,109	46,170
France Telecom SA Sponsored ADR	5,900	129,800
#GDF Suez SA	3,656	130,020
#*Gemalto NV	1,658	73,908
GIFI SA	27	1,795
GL Events SA	729	20,403
*Groupe Eurotunnel SA	2,120	19,359
Groupe Steria SCA	1,736	54,531
Guyenne et Gascogne SA	72	7,407
Haulotte Group SA	105	1,236
Havas SA	8,511	45,584
#Iliad SA	292	29,196
#Imerys SA	712	43,404
Ingenico SA	988	24,669
Ipsen SA	668	31,910
Ipsos SA	347	13,280
#*JC Decaux SA	773	22,225
#Korian SA	218	5,344
Lafarge SA	1,801	130,577
#Lagardere SCA	2,391	96,436
#Legrand SA	2,260	73,587
#L’Oreal SA	1,496	155,470
LVMH Moet Hennessy Louis Vuitton SA	773	88,958
M6 Metropole Television SA	468	12,100
Maisons France Confort SA	226	9,957
*Manitou BF SA	331	5,870
*Natixis SA	19,483	99,638
#Neopost SA	99	7,873
#Nexans SA	1,179	92,941
Nexity SA	965	35,252
*NRJ Group SA	2,272	22,474
#Orpea SA	167	6,984
PagesJaunes SA	2,821	33,797
#Pernod-Ricard SA	1,484	126,260
#*Peugeot SA	3,314	97,877
Pierre & Vacances SA	107	8,635
PPR SA	910	122,304
#Publicis Groupe SA	518	22,855
Rallye SA	745	27,408
Remy Cointreau SA	170	9,193
*Renault SA	925	42,855
*Rexel SA	4,160	70,558
*Rhodia SA	3,422	79,037
#Rubis SA	396	32,599
Safran SA	2,541	64,561
Saft Groupe SA	328	11,915

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
SAMSE SA	4	$357
Sanofi-Aventis SA ADR	4,280	145,991
#Schneider Electric SA	2,381	270,312
#SCOR SE	3,042	71,757
SEB SA	180	13,690
Sechilienne SA	158	5,092
*Sequana SA	959	15,587
SES SA	2,870	65,777
Societe BIC SA	594	46,180
Societe Generale Paris SA	3,864	206,335
#Societe Television Francaise 1 SA	2,666	49,434
Sodexo SA	186	11,428
Sopra Group SA	228	17,285
Sperian Protection SA	50	4,682
Stef-TFE SA	27	1,545
STMicroelectronics NV	7,387	68,401
#STMicroelectronics NV ADR	4,375	40,250
Suez Environnement SA	1,367	29,627
#Technip SA	1,581	126,418
Teleperformance SA	1,201	41,983
Thales SA	871	32,437
#*Theolia SA	382	1,472
Total SA	1,709	92,982
Total SA Sponsored ADR	6,225	338,516
*Trigano SA	1,235	29,410
#*UbiSoft Entertainment SA	1,168	14,902
*Valeo SA	289	9,666
#Vallourec SA	693	138,034
Veolia Environnement SA	985	30,944
#Veolia Environnement SA ADR	1,000	31,190
Viel et Compagnie SA	300	1,125
#Vilmorin & Cie SA	128	12,313
Vinci SA	2,585	144,050
Vivendi SA	8,670	227,436
Zodiac Aerospace SA	203	10,585

TOTAL FRANCE		7,108,535

GERMANY — (5.1%)
*Aareal Bank AG	1,754	38,271
#Adidas-Salomon AG	789	46,492
*ADVA AG Optical Networking	4,695	25,890
#*Air Berlin P.L.C.	3,958	21,165
#Aixtron AG	817	25,811
#Allianz SE	1,837	210,068
Allianz SE Sponsored ADR	10,000	113,400
*Asian Bamboo AG	317	14,807
Aurubis AG	920	46,587
*Axel Springer AG	32	3,630
#BASF SE	2,320	135,311
Bauer AG	98	4,088
#Bayer AG	1,576	101,026
Bayerische Motoren Werke AG	3,701	183,041
Bechtle AG	976	29,106
#Beiersdorf AG	626	35,388
Biotest AG	111	5,499
#Celesio AG	648	21,112
Cewe Color Holding AG	374	13,908
Comdirect Bank AG	2,270	24,664
#*Commerzbank AG	6,601	51,826
#*Conergy AG	24,714	25,849
*Constantin Medien AG	3,713	8,898

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Curanum AG	1,469	$4,433
Daimler AG (5529027)	2,654	135,819
Daimler AG (D1668R123)	700	35,658
*Delticom AG	86	4,467
*Demag Cranes AG	197	6,789
Deutsche Bank AG (5750355)	2,420	168,911
Deutsche Bank AG (D18190898)	810	55,631
*Deutsche Beteiligungs AG	258	5,936
Deutsche Boerse AG	448	34,381
Deutsche Lufthansa AG	2,403	39,960
Deutsche Post AG	4,268	69,225
#*Deutsche Postbank AG	1,524	51,955
Deutsche Telekom AG	12,457	163,885
Deutsche Telekom AG Sponsored ADR	6,800	81,532
*Deutz AG	6,556	37,323
Douglas Holding AG	193	8,705
*Drillisch AG	2,194	15,473
#E.ON AG	5,865	216,912
Fielmann AG	130	9,822
Fraport AG	1,100	57,035
*Freenet AG	2,455	28,664
Fresenius Medical Care AG & Co KGaA ADR	800	43,152
Fresenius SE(4352097)	503	35,784
Fresenius SE(4568946)	412	29,869
GEA Group AG	2,838	63,018
Generali Deutschland Holding AG	563	62,832
Gerresheimer AG	1,010	35,050
GFK SE	415	15,417
Gildemeister AG	2,595	35,098
Hamburger Hafen und Logistik AG	806	29,329
#*Hannover Rueckversicherung AG	1,298	61,232
*Heidelberger Druckmaschinen AG	399	3,344
#Heidelberger Zement AG	720	44,426
#Henkel AG & Co. KGaA	473	21,392
Hochtief AG	1,112	91,656
#*Infineon Technologies AG	3,620	25,539
*Infineon Technologies AG ADR	8,952	62,664
*IVG Immobilien AG	1,220	9,658
*Jenoptik AG	3,400	19,561
#K&S AG	952	54,748
*Kloeckner & Co. SE	1,463	38,778
Kontron AG	2,751	26,237
#Krones AG	127	7,271
*Kuka AG	336	5,095
KWS Saat AG	54	8,810
Lanxess AG	920	43,447
Leoni AG	1,292	29,915
#Linde AG	684	81,727
MAN SE	1,113	104,542
Medion AG	557	7,334
Merck KGAA	256	21,043
#Metro AG	610	36,627
*Morphosys AG	1,004	20,567
MTU Aero Engines Holding AG	936	51,317
#Munchener Rueckversicherungs-Gesellschaft AG	988	139,243
MVV Energie AG	114	4,716
#*Nordex SE	320	3,319
Pfeiffer Vacuum Technology AG	214	15,947
*Pfleiderer AG	423	2,607
*PNE Wind AG	5,203	16,248
Porsche Automobil Holding SE	1,219	70,541

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY—(Continued)
Praktiker Bau-und Heimwerkermaerkte Holding AG	1,393	$14,166
Puma AG Rudolf Dassler Sport	53	17,703
#*Q-Cells SE	1,266	11,649
*QSC AG	9,842	19,285
Rational AG	48	7,848
Rheinmetall AG	288	20,047
Rhoen-Klinikum AG	1,462	37,582
*Roth & Rau AG	532	17,311
RWE AG	1,563	128,382
SAP AG	717	34,236
SAP AG Sponsored ADR	3,060	145,197
#*SGL Carbon SE	966	31,318
Siemens AG	434	42,378
#Siemens AG Sponsored ADR	3,800	371,032
#*Singulus Technologies AG	5,732	46,412
Sixt AG	763	22,384
*Sky Deutschland AG	1,980	4,276
#Software AG	147	16,826
#Solarworld AG	599	8,655
Stada Arzneimittel AG	2,098	82,262
Suedzucker AG	979	19,942
*Suss Microtec AG	1,680	10,090
Symrise AG	851	21,653
ThyssenKrupp AG	1,363	44,321
Tognum AG	1,706	35,298
#*TUI AG	4,115	45,373
*United Internet AG	2,950	44,232
#Vossloh AG	35	3,635
*VTG AG	1,395	22,782
#Wacker Chemie AG	130	18,886
Wincor Nixdorf AG	165	11,222
#Wirecard AG	1,798	19,976

TOTAL GERMANY		5,273,812

GREECE — (0.4%)
*Agricultural Bank of Greece S.A.	2,272	4,098
Alapis Holdings Industrial & Commercial S.A.	4,899	2,007
*Alpha Bank A.E.	2,343	18,977
Bank of Greece S.A.	135	7,245
Coca-Cola Hellenic Bottling Co. S.A.	2,274	61,660
Coca-Cola Hellenic Bottling Co. S.A. ADR	500	13,280
*EFG Eurobank Ergasias S.A.	4,479	36,005
EYDAP Athens Water Supply & Sewage Co. S.A.	1,035	8,573
Fourlis Holdings S.A.	184	1,831
Hellenic Exchanges S.A.	754	6,199
#Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,400	7,924
Marfin Investment Group S.A.	23,670	45,373
Motor Oil (Hellas) Corinth Refineries S.A.	833	10,164
Mytilineos Holdings S.A.	4,059	25,049
*National Bank of Greece S.A.	4,511	72,527
#National Bank of Greece S.A. ADR	4,590	14,963
*Piraeus Bank S.A.	2,327	17,525
*Proton Bank S.A.	6,146	9,467
*Sidenor Steel Products Manufacturing Co. S.A.	614	2,433
Titan Cement Co. S.A.	1,093	29,084
*TT Hellenic Postbank S.A.	1,384	6,088

TOTAL GREECE		400,472

HONG KONG — (1.5%)
AAC Acoustic Technologies Holdings, Inc.	4,000	6,579
*Allied Properties, Ltd.	48,000	10,704

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Associated International Hotels, Ltd.	4,000	$8,113
BOC Hong Kong (Holdings), Ltd.	5,500	13,191
C C Land Holdings, Ltd.	20,000	7,393
Cafe de Coral Holdings, Ltd.	14,000	33,741
*Cathay Pacific Airways, Ltd.	19,000	39,481
Cheung Kong Holdings, Ltd.	3,000	36,976
China Ting Group Holdings, Ltd.	144,000	26,308
CLP Holdings, Ltd.	3,000	21,035
*Dah Sing Financial Holdings, Ltd.	1,600	9,088
Dickson Concepts International, Ltd.	6,500	3,968
EcoGreen Fine Chemicals Group, Ltd.	28,000	7,265
Esprit Holdings, Ltd.	2,400	17,207
First Pacific Co., Ltd.	16,800	11,286
*Foxconn International Holdings, Ltd.	48,000	43,144
Fubon Bank Hong Kong, Ltd.	10,000	4,297
*Genting Hong Kong, Ltd.	96,000	18,562
*Global Sweeteners Holdings, Ltd.	32,000	6,727
Glorious Sun Enterprises, Ltd.	14,000	5,883
Great Eagle Holdings, Ltd.	4,168	11,664
Hang Lung Group, Ltd.	6,000	29,312
Hang Lung Properties, Ltd.	10,000	36,288
Hang Seng Bank, Ltd.	1,300	17,718
Harbour Centre Development, Ltd.	2,000	1,767
Henderson Land Development Co., Ltd.	4,000	25,085
HKR International, Ltd.	48,800	18,754
Hong Kong & China Gas Co., Ltd.	4,000	9,706
Hong Kong & Shanghai Hotels, Ltd.	6,500	10,245
*Hong Kong Aircraft Engineering Co., Ltd.	1,200	15,238
Hong Kong Electric Holdings, Ltd.	8,000	47,309
*Hongkong Chinese, Ltd.	58,000	5,506
Hutchison Whampoa, Ltd.	11,000	75,494
Industrial & Commercial Bank of China Asia, Ltd.	20,346	50,616
Integrated Distribution Services Group, Ltd.	8,000	14,469
*IT, Ltd.	82,000	13,171
Kerry Properties, Ltd.	5,500	25,336
*Ko Yo Ecological Agrotech Group, Ltd.	360,000	9,196
Kowloon Development Co., Ltd.	7,000	8,554
Li & Fung, Ltd.	4,000	19,208
Lifestyle International Holdings, Ltd.	4,500	8,825
*Melco International Development, Ltd.	8,000	3,645
*Mongolia Energy Corp., Ltd.	21,000	9,624
MTR Corp., Ltd.	10,000	35,043
New World Development Co., Ltd.	20,986	37,223
NWS Holdings, Ltd.	10,790	18,884
*Orient Overseas International, Ltd.	2,500	18,934
Pacific Basin Shipping, Ltd.	21,000	15,880
Paliburg Holdings, Ltd.	28,000	9,963
Public Financial Holdings, Ltd.	10,000	5,236
*Samling Global, Ltd.	106,000	12,208
Shangri-La Asia, Ltd.	22,000	42,567
*Shun Tak Holdings, Ltd.	8,000	4,682
Sino Land Co., Ltd.	32,022	57,466
*Sino-Tech International Holdings, Ltd.	110,000	7,573
*Sinotrans Shipping, Ltd.	56,500	25,534
Sun Hung Kai Properties, Ltd.	9,000	124,663
*Sustainable Forest Holdings, Ltd.	232,500	22,812
Television Broadcasts, Ltd.	2,000	9,594
Tongda Group Holdings, Ltd.	270,000	12,080
Transport International Holdings, Ltd.	2,800	9,871
Victory City International Holdings, Ltd.	40,000	9,233
*VST Holdings, Ltd.	62,000	22,596

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Vtech Holdings, Ltd.	5,000	$55,898
Wharf Holdings, Ltd.	20,000	108,420
Wheelock & Co., Ltd.	9,000	27,732
Wheelock Properties, Ltd.	15,000	24,193
Wing Hang Bank, Ltd.	1,000	10,194

TOTAL HONG KONG		1,526,157

IRELAND — (0.3%)
*Allied Irish Banks P.L.C.	2,797	5,305
*Allied Irish Banks P.L.C. Sponsored ADR	2,100	8,064
*Anglo Irish Bank Corp. P.L.C.	5,570	1,609
*Bank of Ireland P.L.C. Sponsored ADR	300	2,679
C&C Group P.L.C.	1,711	8,130
CRH P.L.C.	3,054	87,335
CRH P.L.C. Sponsored ADR	1,200	34,308
DCC P.L.C.	432	11,538
*Dragon Oil P.L.C.	1,859	13,797
FBD Holdings P.L.C.	1,875	19,254
*Governor & Co. of the Bank of Ireland P.L.C. (The)	6,147	13,484
Grafton Group P.L.C.	5,495	26,540
*Independent News & Media P.L.C.	5,114	954
*Irish Life & Permanent Group Holdings P.L.C.	1,177	4,750
Kerry Group P.L.C.	1,797	57,749
*Kingspan Group P.L.C.	1,288	12,048
Paddy Power P.L.C.	352	12,379
*Smurfit Kappa Group P.L.C.	3,302	33,848
United Drug P.L.C.	1,825	6,365

TOTAL IRELAND		360,136

ITALY — (1.6%)
A2A SpA	14,901	25,188
ACEA SpA	926	9,428
Actelios SpA	2,861	13,772
#*Alerion Cleanpower SpA	20,862	16,560
Ansaldo STS SpA	1,998	36,586
*Arnoldo Mondadori Editore SpA	3,462	13,425
Assicurazioni Generali SpA	3,534	74,596
#Astaldi SpA	2,155	16,160
Azimut Holding SpA	3,415	38,482
#Banca Carige SpA	4,691	11,917
*Banca Intermobiliare SpA	2,104	11,631
Banca Monte Dei Paschi di Siena SpA	62,342	86,317
#Banca Piccolo Credito Valtellinese Scarl	5,966	37,386
Banca Popolare dell’Etruria e del Lazio Scarl	5,269	26,199
Banca Popolare di Milano Scarl	5,532	31,113
*Banco Popolare Scarl	6,451	41,303
Buzzi Unicem SpA	1,190	17,691
*C.I.R. SpA - Compagnie Industriali Riunite	12,797	27,117
*Credito Emiliano SpA	697	4,258
Davide Campari - Milano SpA	1,209	12,343
#De Longhi SpA	4,371	18,752
DiaSorin SpA	691	25,762
Elica SpA	8,373	19,909
Eni SpA	1,164	26,015
Eni SpA Sponsored ADR	600	26,670
ERG SpA	536	7,371
#Esprinet SpA	1,834	18,357
#*Fastweb SpA	316	6,077
*Fiat SpA	1,487	19,517
Finmeccanica SpA	1,520	19,474
*Gemina SpA	6,656	5,544

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#Geox SpA	707	$4,576
*Gruppo Editoriale L’Espresso SpA	2,471	7,432
Hera SpA	4,615	9,796
Impregilo SpA	2,167	6,748
*Intesa Sanpaolo SpA	32,357	106,646
#Iride SpA	3,033	5,757
Italcementi SpA	3,075	34,967
*Italmobiliare SpA	111	4,071
Mediaset SpA	5,201	41,186
#Milano Assicurazioni SpA	5,077	12,062
*Pirelli & Co. SpA	24,238	13,946
*Premafin Finanziaria SpA	6,626	9,012
Prysmian SpA	2,180	39,253
*Safilo Group SpA	23,326	14,140
Saipem SpA	1,032	38,536
#Saras SpA	3,128	7,521
Snam Rete Gas SpA	9,844	46,750
Societa Iniziative Autostradali e Servizi SpA	3,086	28,396
*Societe Cattolica di Assicurazoni Scrl SpA	1,001	31,399
Telecom Italia SpA Sponsored ADR	6,120	84,762
Tenaris SA ADR	1,300	52,793
Tod’s SpA	601	44,095
*UniCredit SpA	75,274	197,271
#Unione di Banche Italiane ScpA	6,265	77,585
#*Unipol Gruppo Finanziario SpA	5,663	5,931
Vittoria Assicurazioni SpA	2,148	11,215

TOTAL ITALY		1,680,766

JAPAN — (18.1%)
#Accordia Golf Co., Ltd.	37	40,713
Adeka Corp.	4,200	39,796
Advan Co., Ltd.	500	3,544
Advantest Corp. ADR	500	12,940
#AEON Co., Ltd.	10,900	124,802
Aica Kogyo Co., Ltd.	2,900	30,233
Aichi Bank, Ltd. (The)	300	20,867
Air Water, Inc.	1,000	11,065
Aisin Seiki Co., Ltd.	1,300	39,506
Ajinomoto Co., Inc.	7,000	65,746
Akita Bank, Ltd. (The)	3,000	11,461
Alfresa Holdings Corp.	600	30,109
Aloka Co., Ltd.	500	4,857
*Alps Electric Co., Ltd.	1,000	7,277
Amada Co., Ltd.	6,000	49,261
Amano Corp.	3,100	30,091
AOI Electronic Co., Ltd.	200	3,778
Aomori Bank, Ltd. (The)	6,000	14,199
Aoyama Trading Co., Ltd.	1,700	29,414
Aozora Bank, Ltd.	8,000	11,470
Arakawa Chemical Industries, Ltd.	300	3,769
*Arc Land Sakamoto Co., Ltd.	900	11,144
Arcs Co., Ltd.	1,600	21,469
Asahi Breweries, Ltd.	1,500	26,945
Asahi Glass Co., Ltd.	8,000	94,533
Asahi Kasei Corp.	9,000	50,594
*Asahi Tec Corp.	80,000	40,366
Asics Corp.	1,000	9,566
Astellas Pharma, Inc.	2,100	73,531
*Atom Corp.	3,800	8,968
Autobacs Seven Co., Ltd.	900	31,552
Avex Group Holdings, Inc.	2,300	21,203

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Awa Bank, Ltd. (The)	3,000	$16,658
Bank of Iwate, Ltd. (The)	200	10,957
Bank of Kyoto, Ltd. (The)	3,000	26,359
Bank of Nagoya, Ltd. (The)	2,000	7,557
Bank of Okinawa, Ltd. (The)	300	12,349
Bank of Saga, Ltd. (The)	8,000	22,660
Bank of the Ryukyus, Ltd.	1,800	19,571
Belluna Co., Ltd.	3,100	18,109
Benesse Holdings, Inc.	500	22,989
Bridgestone Corp.	1,100	18,333
Brother Industries, Ltd.	2,300	27,934
Bunka Shutter Co., Ltd.	6,000	17,217
Canon Marketing Japan, Inc.	600	9,380
Canon, Inc. Sponsored ADR	5,500	251,240
Capcom Co., Ltd.	200	4,035
#Casio Computer Co., Ltd.	5,100	40,104
Central Glass Co., Ltd.	7,000	33,679
Central Japan Railway Co.	2	16,286
Century Tokyo Leasing Corp.	2,300	30,298
Chofu Seisakusho Co., Ltd.	1,400	32,041
Chubu Electric Power Co., Ltd.	3,600	83,641
Chubu Shiryo Co., Ltd.	1,000	8,967
Chugai Pharmaceutical Co., Ltd.	900	16,283
Chugoku Bank, Ltd. (The)	1,000	12,820
#Chugoku Electric Power Co., Ltd. (The)	1,500	28,655
Chukyo Bank, Ltd. (The)	8,000	21,777
Chuo Mitsui Trust Holdings, Inc.	7,000	26,708
Chuo Spring Co., Ltd.	1,000	4,264
Circle K Sunkus Co., Ltd.	1,500	21,199
Citizen Holdings Co., Ltd.	2,400	16,669
Cleanup Corp.	600	4,868
*CMK Corp.	2,600	19,182
Coca-Cola West Co., Ltd.	2,100	37,154
Comsys Holdings Corp.	1,000	9,372
Cosel Co., Ltd.	600	8,399
Cosmo Oil Co., Ltd.	16,000	43,130
#*CSK Holdings Corp.	600	3,051
Cybernet Systems Co., Ltd.	16	6,241
Dai Nippon Printing Co., Ltd.	7,000	96,976
*Daido Steel Co., Ltd.	2,000	8,502
Daidoh, Ltd.	500	3,830
#*Daiei, Inc. (The)	1,350	6,258
Daifuku Co., Ltd.	1,500	11,275
Daihatsu Motor Co., Ltd.	4,000	38,572
Daiichi Sankyo Co., Ltd.	2,500	43,446
Daikin Industries, Ltd.	1,100	41,481
*Dainippon Screen Manufacturing Co., Ltd.	5,000	28,074
#Dainippon Sumitomo Pharma Co., Ltd.	2,000	16,562
Daio Paper Corp.	1,000	8,280
#Daiseki Co., Ltd.	1,100	24,239
Daishi Bank, Ltd. (The)	4,000	13,505
Daiwa House Industry Co., Ltd.	8,000	86,078
Daiwa Securities Group, Inc.	11,000	56,895
#DCM Japan Holdings Co., Ltd.	1,300	8,790
Denso Corp.	3,400	99,223
#Dentsu, Inc.	2,700	73,489
DIC Corp.	7,000	15,002
#Disco Corp.	300	21,179
#Don Quijote Co., Ltd.	600	16,077
Doutor Nichires Holdings Co., Ltd.	1,900	28,458
Dowa Holdings Co., Ltd.	10,000	55,515

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Duskin Co., Ltd.	1,300	$22,636
Dydo Drinco, Inc.	400	14,841
East Japan Railway Co.	700	46,826
#*Ebara Corp.	6,000	30,910
#Edion Corp.	1,300	13,221
Ehime Bank, Ltd. (The)	8,000	22,703
Eisai Co., Ltd.	1,300	44,432
Eizo Nanao Corp.	1,100	26,799
Electric Power Development Co., Ltd.	1,000	30,818
*Elpida Memory, Inc.	3,100	66,038
ESPEC Corp.	700	5,941
Exedy Corp.	400	10,554
Ezaki Glico Co., Ltd.	1,000	11,517
FALCO SD HOLDINGS Co., Ltd.	200	2,037
#FamilyMart Co., Ltd.	400	13,785
Fanuc, Ltd.	400	47,234
#Fast Retailing Co., Ltd.	300	45,460
Fuji Corp, Ltd.	1,100	3,978
#*Fuji Electric Holdings Co., Ltd.	9,000	27,035
*Fuji Fire & Marine Insurance Co., Ltd.	6,000	9,352
*Fuji Heavy Industries, Ltd.	6,000	33,580
Fuji Oil Co., Ltd.	1,100	15,281
Fuji Seal International, Inc.	1,300	26,864
Fuji Soft, Inc.	600	10,544
FUJIFILM Holdings Corp.	1,000	34,271
Fujikura, Ltd.	11,000	58,759
Fujimi, Inc.	400	6,671
Fujitsu, Ltd.	12,000	84,384
*FuKoKu Co., Ltd.	200	1,646
Fukui Bank, Ltd. (The)	3,000	9,313
Fukuoka Financial Group, Inc.	13,000	56,404
Fukuyama Transporting Co., Ltd.	7,000	36,549
Funai Electric Co., Ltd.	900	35,131
Furukawa Electric Co., Ltd.	4,000	19,827
Futaba Corp.	1,500	30,488
*Futaba Industrial Co., Ltd.	500	4,040
Glory, Ltd.	500	12,727
Godo Steel, Ltd.	8,000	22,026
#Goldcrest Co., Ltd.	1,060	28,993
#GS Yuasa Corp.	5,000	35,625
Gunma Bank, Ltd. (The)	4,000	21,578
Gunze, Ltd.	7,000	25,541
#H2O Retailing Corp.	3,000	20,885
Hachijuni Bank, Ltd. (The)	5,000	28,047
Hakuhodo Dy Holdings, Inc.	200	11,362
Hamamatsu Photonics K.K.	1,700	48,494
Hankyu Hanshin Holdings, Inc.	5,000	23,294
Hanwa Co., Ltd.	3,000	12,800
Harashin Narus Holdings Co., Ltd.	400	4,540
*Haseko Corp.	34,000	35,627
#Heiwa Corp.	2,700	26,107
Heiwado Co., Ltd.	700	8,941
Hibiya Engineering, Ltd.	800	7,798
Higo Bank, Ltd. (The)	3,000	16,302
Hino Motors, Ltd.	2,000	10,068
#Hiroshima Bank, Ltd. (The)	3,000	12,298
Hisamitsu Pharmaceutical Co., Inc.	300	11,058
Hitachi Cable, Ltd.	3,000	8,535
Hitachi Chemical Co., Ltd.	3,300	71,667
#Hitachi Construction Machinery Co., Ltd.	1,700	36,148
Hitachi High-Technologies Corp.	2,100	45,787

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Hitachi Koki Co., Ltd.	800	$8,861
#Hitachi Metals, Ltd.	1,000	10,730
Hitachi Tool Engineering, Ltd.	600	7,402
Hitachi Transport System, Ltd.	1,100	15,911
#Hitachi Zosen Corp.	9,000	12,750
*Hitachi, Ltd. Sponsored ADR	2,400	105,288
Hokkoku Bank, Ltd. (The)	4,000	14,196
Hokuetsu Kishu Paper Co., Ltd.	4,500	22,688
*Hokuhoku Financial Group, Inc.	11,000	21,872
Hokuriku Electric Power Co., Inc.	1,600	33,110
Honda Motor Co., Ltd. Sponsored ADR	8,100	273,699
Horiba, Ltd.	300	8,854
Hosiden Corp.	800	10,103
#House Foods Corp.	700	10,099
Hyakugo Bank, Ltd. (The)	2,000	8,996
Hyakujishi Bank, Ltd. (The)	2,000	8,176
Ibiden Co., Ltd.	800	28,808
Idemitsu Kosan Co., Ltd.	400	33,134
Imperial Hotel, Ltd.	200	4,101
Inaba Seisakusho Co., Ltd.	600	6,089
Inabata & Co., Ltd.	1,200	6,023
Inageya Co., Ltd.	2,000	20,453
Ines Corp.	500	4,240
#*Iseki & Co., Ltd.	6,000	18,925
Isetan Mitsukoshi Holdings, Ltd.	3,100	35,801
*Isuzu Motors, Ltd.	14,000	44,543
#ITO EN, Ltd.	600	9,309
ITOCHU Corp.	7,000	60,646
Itochu Techno-Solutions Corp.	400	15,108
Itoham Foods, Inc.	2,000	7,279
Iwatani International Corp.	9,000	26,017
Iyo Bank, Ltd. (The)	4,000	37,232
Izumi Co., Ltd.	700	9,977
Izumiya Co., Ltd.	4,000	21,019
J Front Retailing Co., Ltd.	9,000	52,415
#Japan Airport Terminal Co., Ltd.	700	11,128
Japan Petroleum Exploration Co., Ltd.	300	15,320
Japan Steel Works, Ltd. (The)	1,000	10,953
Japan Wool Textile Co., Ltd. (The)	1,000	7,868
JFE Holdings, Inc.	700	24,963
Joyo Bank, Ltd. (The)	3,000	12,480
JS Group Corp.	2,000	39,224
JSR Corp.	2,800	56,686
JTEKT Corp.	4,100	47,111
#*Juki Corp.	23,000	44,506
Juroku Bank, Ltd.	8,000	30,210
#*JVC Kenwood Holdings, Inc.	38,200	20,610
*JX Holdings, Inc.	26,120	145,706
#Kadokawa Holdings, Inc.	1,200	27,676
#Kagome Co., Ltd.	1,500	25,435
Kagoshima Bank, Ltd. (The)	2,000	13,160
#Kajima Corp.	17,000	43,195
Kakaku.com, Inc.	7	26,355
Kaken Pharmaceutical Co., Ltd.	1,000	8,110
Kaneka Corp.	2,000	12,622
Kansai Electric Power Co., Inc.	4,500	100,128
Kansai Paint Co., Ltd.	7,000	53,059
Kanto Auto Works, Ltd.	1,800	14,644
Kao Corp.	3,000	73,146
#Kawasaki Heavy Industries, Ltd.	14,000	43,890
*Kawasaki Kisen Kaisha, Ltd.	9,000	38,250

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Kayaba Industry Co., Ltd.	3,000	$11,388
KDDI Corp.	12	57,858
#Keihan Electric Railway Co., Ltd.	7,000	28,103
Keihin Corp.	600	11,372
Keio Corp.	4,000	25,865
Keiyo Bank, Ltd. (The)	7,000	32,553
*Kenedix, Inc.	64	22,225
Kewpie Corp.	3,500	38,582
#Kikkoman Corp.	4,000	44,459
Kinden Corp.	3,000	26,622
Kirin Holdings Co., Ltd.	6,000	85,961
Kissei Pharmaceutical Co., Ltd.	1,000	21,729
Kiyo Holdings, Inc.	9,000	11,751
Koa Corp.	900	10,768
Kobayashi Pharmaceutical Co., Ltd.	600	24,218
Kobe Steel, Ltd.	13,000	29,015
Koito Manufacturing Co., Ltd.	1,000	16,469
Kokuyo Co., Ltd.	1,500	13,998
Komatsu, Ltd.	5,000	100,787
Komeri Co., Ltd.	300	7,630
Komori Corp.	900	11,898
Konami Corp. ADR	400	7,942
Konica Minolta Holdings, Inc.	7,000	88,544
Konishi Co., Ltd.	300	3,460
#K’s Holdings Corp.	719	19,092
#Kubota Corp. Sponsored ADR	1,000	43,740
Kurabo Industries, Ltd.	13,000	23,393
Kuraray Co., Ltd.	2,500	32,728
Kureha Corp.	2,000	9,853
Kurita Water Industries, Ltd.	300	8,675
Kuroda Electric Co., Ltd.	300	4,531
Kyocera Corp. Sponsored ADR	1,000	98,250
Kyokuyo Co., Ltd.	2,000	4,005
Kyorin Co., Ltd.	2,000	28,762
Kyoritsu Maintenance Co., Ltd.	1,700	27,951
Kyowa Exeo Corp.	2,000	16,493
*Kyowa Hakko Kirin Co., Ltd.	4,000	41,970
Kyushu Electric Power Co., Inc.	1,400	28,323
Lawson, Inc.	500	22,075
*LEC, Inc.	400	6,908
#Leopalace21 Corp.	2,100	13,056
Life Corp.	1,500	24,708
Lintec Corp.	700	13,297
Lion Corp.	5,000	24,926
Mabuchi Motor Co., Ltd.	400	22,047
Maeda Corp.	7,000	23,399
Maeda Road Construction Co., Ltd.	1,000	8,572
Maezawa Kasei Industries Co., Ltd.	400	3,850
*Makino Milling Machine Co., Ltd.	7,000	48,517
#Makita Corp.	1,200	37,196
Mars Engineering Corp.	300	5,937
Marubeni Corp.	22,000	129,808
Marubun Corp.	800	5,890
#Maruha Nichiro Holdings, Inc.	6,000	8,439
#Maruichi Steel Tube, Ltd.	400	7,686
Marusan Securities Co., Ltd.	3,900	23,672
Max Co., Ltd.	2,000	21,672
Mazda Motor Corp.	21,000	62,014
Megmilk Snow Brand Co., Ltd.	600	10,104
Meidensha Corp.	4,000	18,291
Meiji Holdings Co., Ltd.	1,134	40,938

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Meitec Corp	300	$6,299
Michinoku Bank, Ltd. (The)	3,000	5,904
Minato Bank, Ltd. (The)	8,000	10,348
Minebea Co., Ltd.	10,000	58,026
Miraca Holdings, Inc.	600	19,329
Misumi Group, Inc.	500	9,966
Mitsubishi Chemical Holdings Corp.	9,500	50,703
Mitsubishi Corp.	5,800	137,390
Mitsubishi Electric Corp.	8,000	71,300
Mitsubishi Estate Co., Ltd.	6,000	108,165
Mitsubishi Gas Chemical Co., Inc.	2,000	12,060
Mitsubishi Heavy Industries, Ltd.	16,000	64,449
*Mitsubishi Materials Corp.	13,000	38,965
*Mitsubishi Motors Corp.	13,000	17,803
*Mitsubishi Paper Mills, Ltd.	11,000	13,892
Mitsubishi Pencil Co., Ltd.	600	8,847
Mitsubishi Tanabe Pharma Corp.	4,000	52,924
Mitsubishi UFJ Financial Group, Inc.	21,100	109,953
Mitsubishi UFJ Financial Group, Inc. ADR	23,612	122,074
Mitsui & Co., Ltd. Sponsored ADR	473	155,258
Mitsui Chemicals, Inc.	10,000	32,847
#Mitsui Engineering & Shipbuilding Co., Ltd.	21,000	55,947
Mitsui Fudosan Co., Ltd.	3,000	55,558
Mitsui Home Co., Ltd.	3,000	18,234
Mitsui O.S.K. Lines, Ltd.	10,000	74,762
Mitsui-Soko Co., Ltd.	1,000	4,070
Mitsumi Electric Co., Ltd.	2,400	52,224
Miura Co., Ltd.	400	9,781
Miyazaki Bank, Ltd. (The)	7,000	20,664
Mizuho Financial Group, Inc.	37,700	72,592
*Mizuho Investors Securities Co., Ltd.	9,000	9,315
Mizuho Securities Co., Ltd.	9,000	24,928
#*Mizuho Trust & Banking Co., Ltd.	10,000	9,843
Mizuno Corp.	6,000	26,724
Mochida Pharmaceutical Co., Ltd.	2,000	19,053
#Mori Seiki Co., Ltd.	700	8,363
Morinaga & Co., Ltd.	11,000	24,194
Morinaga Milk Industry Co., Ltd.	4,000	16,160
Mory Industries, Inc.	2,000	7,218
#MOS Food Services, Inc.	700	11,351
MS&AD Insurance Group Holdings, Inc.	1,952	56,105
Murata Manufacturing Co., Ltd.	1,100	65,097
Musashino Bank, Ltd.	400	11,866
Nabtesco Corp.	1,000	12,602
Nagase & Co., Ltd.	2,000	23,857
#Nagoya Railroad Co., Ltd.	8,000	22,305
Nakamuraya Co., Ltd.	1,000	4,863
#Nanto Bank, Ltd. (The)	3,000	16,009
*Natori Co., Ltd.	500	4,433
NEC Corp.	31,000	102,068
Net One Systems Co., Ltd.	16	23,193
NGK Insulators, Ltd.	1,000	19,708
#NGK Spark Plug Co., Ltd.	3,000	40,708
Nichia Steel Works, Ltd.	1,000	2,936
#Nichicon Corp.	1,300	17,401
Nichirei Corp.	7,000	27,749
Nidec Corp. ADR	2,800	72,352
Nifco, Inc.	500	11,181
Nihon Kohden Corp.	1,800	34,455
Nihon Parkerizing Co., Ltd.	1,000	14,313
Nihon Unisys, Ltd.	2,600	20,718

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Nihon Yamamura Glass Co., Ltd.	3,000	$9,769
Nikkiso Co., Ltd.	3,000	23,506
Nikon Corp.	1,000	22,701
Nintendo Co., Ltd.	200	67,185
Nippo Corp.	3,000	23,155
Nippon Ceramic Co., Ltd.	400	4,903
*Nippon Chemi-Con Corp.	6,000	24,828
Nippon Electric Glass Co., Ltd.	1,000	15,249
Nippon Flour Mills Co., Ltd.	2,000	9,480
Nippon Kayaku Co., Ltd.	2,000	17,580
Nippon Konpo Unyu Soko Co., Ltd.	1,000	11,898
*Nippon Light Metal Co., Ltd.	33,000	47,841
Nippon Meat Packers, Inc.	3,000	37,897
#Nippon Paint Co., Ltd.	3,000	19,130
Nippon Paper Group, Inc.	1,800	50,552
Nippon Sheet Glass Co., Ltd.	7,000	22,994
Nippon Shinyaku Co., Ltd.	1,000	11,511
Nippon Shokubai Co., Ltd.	2,000	18,079
Nippon Signal Co., Ltd.	2,700	23,232
Nippon Soda Co., Ltd.	8,000	35,855
Nippon Steel Corp.	7,000	24,835
#Nippon Suisan Kaisha, Ltd.	2,700	7,813
*Nippon Telegraph & Telephone Corp. ADR	4,800	97,392
Nippon Television Network Corp.	180	26,901
#Nippon Valqua Industries, Ltd.	3,000	6,890
*Nippon Yakin Kogyo Co., Ltd.	2,000	7,403
Nippon Yusen K.K.	8,000	32,890
Nipro Corp.	1,000	18,923
Nishimatsu Construction Co., Ltd.	4,000	5,672
Nishimatsuya Chain Co., Ltd.	2,600	29,280
Nishi-Nippon Railroad Co., Ltd.	3,000	11,356
*Nissan Motor Co., Ltd.	9,000	78,310
Nissan Shatai Co., Ltd.	1,000	7,497
#Nissha Printing Co., Ltd.	500	17,454
Nisshin Oillio Group, Ltd. (The)	2,000	10,540
Nisshin Seifun Group, Inc.	1,000	12,293
Nisshin Steel Co., Ltd.	3,000	6,344
#Nisshinbo Holdings, Inc.	1,000	10,622
Nissin Foods Holdings Co., Ltd.	300	10,091
Nissin Kogyo Co., Ltd.	700	11,381
Nitori Co., Ltd.	200	15,727
Nitta Corp.	800	12,598
#Nitto Boseki Co., Ltd.	14,000	31,306
Nitto Denko Corp.	1,900	74,241
Nitto Kogyo Corp.	700	7,374
*NKSJ Holdings, Inc.	17,200	124,878
#NOF Corp.	2,000	7,801
Nohmi Bosai, Ltd.	3,000	18,764
NOK Corp.	3,900	66,292
Nomura Holdings, Inc.	2,500	17,280
Nomura Holdings, Inc. ADR	11,000	75,790
Nomura Real Estate Holdings, Inc.	400	7,087
Nomura Research Institute, Ltd.	1,200	30,617
#NSK, Ltd.	11,000	83,909
NTN Corp.	5,000	21,957
NTT Data Corp.	5	18,052
NTT DoCoMo, Inc. Sponsored ADR	3,800	58,938
Obayashi Corp.	11,000	49,150
Obic Co., Ltd.	60	12,034
#Odakyu Electric Railway Co., Ltd.	2,000	16,694
Ogaki Kyoritsu Bank, Ltd. (The)	2,000	6,548

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Ohara, Inc.	300	$4,869
Oiles Corp.	1,500	24,656
Oita Bank, Ltd. (The)	2,000	7,025
Oji Paper Co., Ltd.	6,000	28,266
Okasan Securities Group, Inc.	2,000	9,058
*Oki Electric Industry Co., Ltd.	12,000	12,436
Okinawa Electric Power Co., Ltd.	200	11,263
#*OKUMA Corp.	2,000	14,190
Okumura Corp.	7,000	23,805
*Okura Industrial Co., Ltd.	2,000	5,633
Olympus Corp.	2,000	60,522
Omron Corp.	2,800	64,386
Ono Pharmaceutical Co., Ltd.	300	12,411
Osaka Gas Co., Ltd.	14,000	48,718
Osaki Electric Co., Ltd.	1,000	9,520
OSG Corp.	1,100	13,087
Otsuka Corp.	600	42,658
#Pacific Metals Co., Ltd.	2,000	16,542
PanaHome Corp.	5,000	33,530
Panasonic Corp. Sponsored ADR	13,800	201,480
Panasonic Electric Works Co., Ltd.	4,000	49,244
Parco Co., Ltd.	900	7,997
#Pigeon Corp.	700	26,203
#*Pioneer Electronic Corp.	1,000	3,782
Pronexus, Inc.	600	3,719
#*Renesas Electronics Corp.	400	5,465
Rengo Co., Ltd.	3,000	17,235
Ricoh Co., Ltd.	9,000	152,889
#Rinnai Corp.	600	29,426
Rohm Co., Ltd.	500	37,055
Rohto Pharmaceutical Co., Ltd.	1,000	10,939
Roland Corp.	1,200	16,977
Roland DG Corp.	700	11,516
Royal Holdings Co., Ltd.	1,800	17,732
*Ryobi, Ltd.	9,000	31,221
#Ryohin Keikaku Co., Ltd.	725	32,962
Ryosan Co., Ltd.	500	13,332
Ryoyo Electro Corp.	2,000	20,387
*Sagami Chain Co., Ltd.	4,000	25,327
Saibu Gas Co., Ltd.	4,000	10,756
#Sakata Seed Corp.	1,800	25,023
#Sanden Corp.	2,000	7,487
Sanei-International Co., Ltd.	400	5,834
San-in Godo Bank, Ltd. (The)	2,000	15,326
Sanki Engineering Co., Ltd.	3,000	24,308
Sankyu, Inc.	8,000	36,393
#*Sanyo Electric Co., Ltd.	5,000	7,941
Sapporo Hokuyo Holdings, Inc.	8,000	36,821
Sapporo Holdings, Ltd.	2,000	9,825
#Sawai Pharmaceutical Co., Ltd.	500	38,189
Secom Co., Ltd.	1,100	47,757
Sega Sammy Holdings, Inc.	2,000	26,146
Seiko Epson Corp.	2,300	40,745
Seiren Co., Ltd.	1,800	11,098
Sekisui Chemical Co., Ltd.	7,000	47,805
Sekisui House, Ltd.	6,000	57,192
Sekisui Plastics Co., Ltd.	5,000	23,935
Senshukai Co., Ltd.	1,600	9,012
Seven & I Holdings Co., Ltd.	3,800	97,170
Sharp Corp.	9,000	116,568
Shiga Bank, Ltd.	6,000	35,807

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Shikoku Bank, Ltd.	3,000	$9,274
#Shikoku Electric Power Co., Inc.	900	24,121
#Shima Seiki Manufacturing Co., Ltd.	300	7,802
Shimachu Co., Ltd.	600	12,476
Shimadzu Corp.	7,000	57,984
Shimizu Corp.	2,000	8,012
*Shindengen Electric Manufacturing Co., Ltd.	1,000	3,384
Shin-Etsu Chemical Co., Ltd.	1,800	103,762
#Shinsei Bank, Ltd.	5,000	6,489
Shionogi & Co., Ltd.	1,000	18,052
SHIP HEALTHCARE HOLDINGS, Inc.	5	3,410
Shiroki Corp.	5,000	13,122
Shizuoka Bank, Ltd.	3,000	25,173
Shizuoka Gas Co., Ltd.	3,000	17,273
*Showa Corp.	1,800	12,984
Showa Denko K.K.	9,000	20,457
*Showa Shell Sekiyu K.K.	2,300	15,597
Sinanen Co., Ltd.	4,000	17,562
SKY Perfect JSAT Holdings, Inc.	27	10,853
SMC Corp.	300	42,999
Sohgo Security Services Co., Ltd.	800	8,922
Sojitz Corp.	23,800	42,920
Sony Corp. Sponsored ADR	9,426	322,558
Sony Financial Holdings, Inc.	3	10,819
#Sotetsu Holdings, Inc.	3,000	12,486
Space Co., Ltd.	200	1,366
Square Enix Holdings Co., Ltd.	300	6,336
SRA Holdings	600	5,743
Star Micronics Co., Ltd.	700	8,667
Starzen Co., Ltd.	3,000	7,760
#Sugi Holdings Co., Ltd.	1,200	26,997
#*Sumco Corp.	1,800	39,820
*Suminoe Textile Co., Ltd.	5,000	12,317
Sumisho Computer Systems Corp.	1,600	26,361
Sumitomo Chemical Co., Ltd.	10,000	47,253
Sumitomo Corp.	5,700	68,639
Sumitomo Electric Industries, Ltd.	8,100	99,678
#Sumitomo Forestry Co., Ltd.	1,300	10,962
Sumitomo Heavy Industries, Ltd.	6,000	39,444
Sumitomo Metal Industries, Ltd.	3,000	8,143
Sumitomo Metal Mining Co., Ltd.	8,000	118,356
Sumitomo Mitsui Financial Group, Inc.	1,600	52,915
Sumitomo Osaka Cement Co., Ltd.	11,000	21,126
Sumitomo Rubber Industries, Ltd.	1,400	12,514
Sumitomo Trust & Banking Co., Ltd.	13,000	78,618
Sumitomo Warehouse Co., Ltd.	3,000	14,244
Suruga Bank, Ltd.	1,000	9,813
Suzuken Co., Ltd.	300	11,473
#Suzuki Motor Corp.	1,500	31,530
#Sysmex Corp.	700	41,994
T&D Holdings, Inc.	900	23,510
Tadano, Ltd.	1,000	5,401
*Taiheiyo Cement Corp.	5,000	7,071
Taisei Corp.	19,000	43,288
Taisho Pharmaceutical Co., Ltd.	1,000	18,188
Taiyo Nippon Sanso Corp.	2,000	17,967
#Taiyo Yuden Co., Ltd.	2,000	30,948
Takamatsu Construction Group Co., Ltd.	700	8,475
Takara Holdings, Inc.	4,000	21,053
Takara Standard Co., Ltd.	5,000	32,763
#Takasago Thermal Engineering Co., Ltd.	3,000	26,609

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Takashimaya Co., Ltd.	8,000	$75,845
*Takata Corp.	1,000	25,075
Takeda Pharmaceutical Co., Ltd.	1,100	47,229
Tayca Corp.	3,000	8,606
TDK Corp. Sponsored ADR	1,200	76,860
Teijin, Ltd.	9,000	28,718
Tenma Corp.	1,000	12,246
Terumo Corp.	300	15,284
#THK Co., Ltd.	1,700	37,325
TKC, Corp.	400	7,037
Toagosei Co., Ltd.	3,000	13,757
Tochigi Bank, Ltd.	5,000	20,944
Toei Co., Ltd.	6,000	31,256
Toho Bank, Ltd.	3,000	9,428
TOHO Co., Ltd. (6895200)	1,500	25,862
TOHO Co., Ltd. (6895211)	1,000	3,603
Toho Gas Co., Ltd.	4,000	20,241
#Toho Zinc Co., Ltd.	5,000	23,685
Tohuku Electric Power Co., Inc.	1,900	38,745
Tokai Carbon Co., Ltd.	8,000	46,861
Tokai Rika Co., Ltd.	400	8,583
Tokai Rubber Industries, Ltd.	2,800	34,379
Tokai Tokyo Financial Holdings, Inc.	7,000	27,080
#Token Corp.	120	3,516
Tokio Marine Holdings, Inc.	2,500	74,427
Tokushu Tokai Holdings Co., Ltd.	4,000	10,693
Tokuyama Corp.	2,000	11,201
Tokyo Broadcasting System, Inc.	1,600	27,666
#Tokyo Dome Corp.	2,000	5,715
Tokyo Electric Power Co., Ltd.	4,300	107,915
Tokyo Electron, Ltd.	1,200	78,675
Tokyo Energy & Systems, Inc.	2,000	14,009
Tokyo Gas Co., Ltd.	11,000	46,745
Tokyo Ohka Kogyo Co., Ltd.	500	10,473
#*Tokyo Seimitsu Co., Ltd.	700	11,942
*Tokyo Tatemono Co., Ltd.	8,000	36,892
Tokyo Tomin Bank, Ltd.	500	6,068
Tokyu Corp.	3,000	12,529
Tokyu Land Corp.	12,000	51,293
Tonami Holdings Co., Ltd.	3,000	6,705
Toppan Forms Co., Ltd.	1,300	14,304
Toppan Printing Co., Ltd.	8,000	72,955
Topre Corp.	300	2,458
Toray Industries, Inc.	10,000	57,470
*Toshiba Corp.	14,000	80,704
#Toshiba Machine Co., Ltd.	8,000	34,728
Toshiba TEC Corp.	2,000	8,301
#Tosoh Corp.	12,000	33,784
TOTO, Ltd.	8,000	53,856
Toyo Ink Manufacturing Co., Ltd.	3,000	12,736
Toyo Seikan Kaisha, Ltd.	3,100	53,337
Toyo Tire & Rubber Co., Ltd.	12,000	27,082
#Toyobo Co., Ltd.	22,000	36,767
Toyota Auto Body Co., Ltd.	600	9,644
Toyota Boshoku Corp.	600	10,638
Toyota Motor Corp.	1,000	38,638
*Toyota Motor Corp. Sponsored ADR	6,600	508,794
Toyota Tsusho Corp.	4,700	70,096
Trend Micro, Inc.	500	16,962
Trusco Nakayama Corp.	400	6,611
Tsubakimoto Chain Co.	2,000	9,176

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Tsugami Corp.	6,000	$35,883
#Tsumura & Co.	500	14,608
Ube Industries, Ltd.	6,000	15,166
#Ulvac, Inc.	300	7,062
UNY Co., Ltd.	3,000	27,213
U-Shin, Ltd.	1,600	15,499
Ushio, Inc.	700	11,561
USS Co., Ltd.	470	32,187
VITAL KSK HOLDINGS, Inc.	1,000	5,963
Wacoal Corp.	3,000	38,284
Wacom Co., Ltd.	12	18,702
West Japan Railway Co.	11	39,983
Xebio Co., Ltd.	1,700	36,246
Yachiyo Bank, Ltd. (The)	400	8,625
Yahoo! Japan Corp.	43	16,464
Yaizu Suisankagaku Industry Co., Ltd.	200	2,516
#Yakult Honsha Co., Ltd.	1,300	33,985
Yamada Denki Co., Ltd.	160	12,511
#Yamagata Bank, Ltd.	2,000	8,666
Yamaguchi Financial Group, Inc.	3,000	30,039
Yamaha Corp.	2,500	30,577
*Yamaha Motor Co., Ltd.	2,500	36,882
Yamanashi Chuo Bank, Ltd.	2,000	8,794
Yamatake Corp.	500	12,465
Yamato Holdings Co., Ltd.	1,000	14,290
Yamato Kogyo Co., Ltd.	300	9,535
Yaskawa Electric Corp.	3,000	26,517
Yellow Hat, Ltd.	400	2,768
Yodogawa Steel Works, Ltd.	2,000	8,823
#*Yokogawa Electric Corp.	6,400	54,700
Yokohama Rubber Co., Ltd.	3,000	14,012
Yondenko Corp.	2,000	9,426
#Yorozu Corp.	600	9,353
#Yoshinoya Holdings Co., Ltd.	23	24,057

TOTAL JAPAN		18,658,603

NETHERLANDS — (2.9%)
#Aalberts Industries NV	3,359	54,725
*Aegon NV	13,285	92,915
#*Akzo Nobel NV	2,679	158,422
Arcadis NV	510	11,029
ArcelorMittal NV	4,360	169,670
#*ASM International NV	503	13,107
ASML Holding NV	1,783	58,503
ASML Holding NV ADR	3,200	104,512
#*B, Inc. Bank NV	616	8,616
*Crucell NV ADR	2,300	48,323
#*Draka Holding NV	1,428	27,874
#Fugro NV	1,185	77,136
*Heijmans NV	1,353	22,741
#Heineken NV	1,801	83,977
Hunter Douglas NV	235	11,822
#Imtech NV	429	13,529
*ING Groep NV Sponsored ADR	50,375	446,826
Kendrion NV	337	4,464
Koninklijke (Royal) KPN NV Sponsored ADR	1,400	20,860
Koninklijke Ahold NV	6,413	87,936
#Koninklijke Bam Groep NV	3,856	28,906
Koninklijke Boskalis Westminster NV	520	23,455
Koninklijke DSM NV	3,045	136,011
#Koninklijke KPN NV	1,826	27,395

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Koninklijke Philips Electronics NV	2,996	$100,603
Koninklijke Ten Cate NV	1,088	29,689
Koninklijke Vopak NV	207	16,978
Mediq NV	1,911	35,436
Nutreco Holding NV	683	42,733
#Philips Electronics NV ADR	10,687	356,305
*Randstad Holdings NV	2,589	131,182
#Reed Elsevier NV	1,280	15,244
Reed Elsevier NV ADR	2,200	51,766
#SBM Offshore NV	2,407	47,366
#Sligro Food Group NV	296	9,960
*SNS Reaal Groep NV	1,408	8,137
Telegraaf Media Groep NV	286	5,867
TKH Group NV	1,025	21,476
TNT NV	1,612	49,262
#*TomTom NV	2,056	16,470
Unilever NV	4,798	145,969
Unilever NV ADR	2,000	60,520
*USG People NV	981	17,283
Wolters Kluwer NV	3,588	73,310

TOTAL NETHERLANDS		2,968,310

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd.	29,381	42,717
Fisher & Paykel Healthcare Corp., Ltd.	4,279	10,927
Fletcher Building, Ltd.	3,659	22,207
*New Zealand Refining Co., Ltd.	7,267	19,739
Telecom Corp. of New Zealand, Ltd. Sponsored ADR	600	4,698
TrustPower, Ltd.	1,752	9,417

TOTAL NEW ZEALAND		109,705

NORWAY — (0.9%)
#Acergy SA	800	15,240
Aker Kvaerner ASA	5,216	87,171
*Cermaq ASA	800	8,900
#*Copeinca ASA	1,200	10,190
#*DnB NOR ASA Series A	7,360	87,106
#*DNO International ASA	28,000	41,511
*Dockwise, Ltd. ASA	1,000	28,983
#*DOF ASA	1,800	13,310
#Fred Olsen Energy ASA	80	2,926
Frontline, Ltd. ASA	160	5,835
Ganger Rolf ASA	240	6,460
#*Marine Harvest ASA	26,000	24,125
#*Norsk Hydro ASA	7,200	55,289
#*Norske Skogindustrier ASA Series A	2,500	3,823
#Orkla ASA	10,520	88,232
*Petroleum Geo-Services ASA	25	344
Prosafe ASA	1,912	10,662
*Prosafe Production Public, Ltd. ASA	3,712	9,317
#*Schibsted ASA	400	9,926
#SeaDrill, Ltd. ASA	3,000	75,566
*Sevan Marine ASA	1,300	1,882
StatoilHydro ASA	1,958	47,344
StatoilHydro ASA Sponsored ADR	5,400	130,518
*Storebrand ASA	2,760	20,758
*Telenor ASA	1,600	22,746
*TGS Nopec Geophysical Co. ASA	865	16,578
#Tomra Systems ASA	1,800	8,635
#Veidekke ASA	1,400	11,715

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#Yara International ASA	1,150	$39,904

TOTAL NORWAY		884,996

PORTUGAL — (0.3%)
#Banco BPI SA	2,434	5,471
#Banco Comercial Portugues SA	27,933	26,235
*Banco Espirito Santo SA	6,796	32,533
#Brisa SA	1,381	9,790
Cimpor Cimentos de Portugal SA	1,352	9,806
Energias de Portugal SA	12,937	46,299
Galp Energia SGPS SA Series B	1,834	29,403
*Impresa SGPS	1,093	2,241
#Jeronimo Martins SGPS SA	1,413	14,621
#*Martifer SGPS SA	472	1,494
Portucel-Empresa Produtora de Pasta de Papel SA	11,580	30,986
Portugal Telecom SA	1,124	11,439
*Portugal Telecom SGPS SA Sponsored ADR	2,200	22,242
#Redes Energeticas Nacionais SA	5,988	21,500
#Sociedade de Investimento e Gestao SGPS SA	1,346	13,620
#Sonae SGPS SA	5,281	5,809
#*Sonaecom SGPS SA	1,724	3,026
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	818	3,604

TOTAL PORTUGAL		290,119

SINGAPORE — (0.8%)
Allgreen Properties, Ltd.	27,000	24,612
*Asia Food & Properties, Ltd.	21,000	9,550
Asia Pacific Breweries, Ltd.	3,000	30,886
*Banyan Tree Holdings, Ltd.	47,000	27,237
CapitaLand, Ltd.	9,000	24,311
City Developments, Ltd.	11,000	84,508
Guocoland, Ltd.	17,000	28,800
Jardine Cycle & Carriage, Ltd.	1,025	22,537
K1 Ventures, Ltd.	21,000	2,520
Keppel Corp., Ltd.	4,000	28,382
Keppel Land, Ltd.	16,000	43,123
Keppel Telecommunications & Transportation, Ltd.	3,000	2,985
NSL, Ltd.	2,000	2,281
Raffles Education Corp., Ltd.	13,277	3,530
SembCorp Industries, Ltd.	4,000	12,166
SembCorp Marine, Ltd.	7,000	21,420
Singapore Airlines, Ltd.	2,000	21,957
Singapore Airport Terminal Services, Ltd.	1,460	2,972
Singapore Exchange, Ltd.	4,000	23,715
Singapore Land, Ltd.	7,000	34,284
Singapore Press Holdings, Ltd.	7,000	20,908
Singapore Telecommunications, Ltd.	17,000	37,498
Stamford Land Corp., Ltd.	32,000	12,254
StarHub, Ltd.	17,000	28,855
Straits Asia Resources, Ltd.	16,000	23,444
United Industrial Corp., Ltd.	40,000	60,528
UOB-Kay Hian Holdings, Ltd.	11,000	14,020
UOL Group, Ltd.	14,000	38,861
Venture Corp., Ltd.	2,000	14,308
Wheelock Properties, Ltd.	20,000	28,137
Wilmar International, Ltd.	4,000	20,084
Wing Tai Holdings, Ltd.	20,000	26,264
*Yangzijiang Shipbuilding Holdings, Ltd.	72,000	69,941
*Yanlord Land Group, Ltd.	7,000	8,645

TOTAL SINGAPORE		855,523

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (2.4%)
Abengoa SA	312	$7,588
Abertis Infraestructuras SA	1,586	27,620
Acciona SA	382	37,864
Actividades de Construccion y Servicios SA	1,062	48,157
Almirall SA	479	5,188
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	24,691	324,193
#Banco de Sabadell SA	15,551	78,904
Banco de Valencia SA	4,383	25,554
Banco Espanol de Credito SA	1,128	11,558
Banco Guipuzcoano SA	3,876	28,916
Banco Pastor SA	2,669	14,544
Banco Popular Espanol SA	6,539	46,300
#Banco Santander SA	22,685	288,448
Banco Santander SA Sponsored ADR	22,241	274,454
*Bankinter SA	3,821	28,209
*Baron de Ley SA	128	6,176
Bolsas y Mercados Espanoles SA	993	27,456
Caja de Ahorros del Mediterraneo SA	233	1,864
Cementos Portland Valderrivas SA	155	3,558
*Cia Espanola de Petroleos SA	174	4,923
Cintra Concesiones de Infraestructuras de Transporte SA	7,020	61,828
Construcciones y Auxiliar de Ferrocarriles SA	25	13,713
Criteria Caixacorp SA	8,824	44,006
Duro Felguera SA	2,762	30,740
Ebro Puleva SA	540	10,056
Faes Farma SA	1,144	4,699
*Faes Farma SA I-10 Shares	95	393
Fomento de Construcciones y Contratas SA	737	24,117
Gamesa Corp Tecnologica SA	2,136	26,247
Gas Natural SDG SA	3,426	58,491
Gestevision Telec, Inc. SA	1,355	19,267
Grifols SA	710	8,989
Grupo Catalana Occidente SA	257	5,180
*Grupo Empresarial Ence SA	9,705	35,510
Iberdrola Renovables SA	4,958	19,221
Iberdrola SA	18,843	149,539
Indra Sistemas SA	739	14,815
Industria de Diseno Textil SA	1,292	79,966
Obrascon Huarte Lain SA	306	8,703
Pescanova SA	853	24,365
*Promotora de Informaciones SA	4,718	19,605
Prosegur Cia de Seguridad SA	249	11,553
*Realia Business SA	8,376	20,076
Red Electrica Corporacion SA	1,363	64,578
Repsol YPF SA	775	18,197
Repsol YPF SA Sponsored ADR	3,250	76,212
Sol Melia SA	3,189	26,513
*SOS Corp Alimentaria SA	1,651	4,386
*Tecnicas Reunidas SA	73	4,430
*Telecomunicaciones y Energia SA	1,983	7,612
Telefonica SA	1,276	28,883
Telefonica SA Sponsored ADR	3,475	235,536
Tubacex SA	1,104	4,252
Tubos Reunidos SA	1,662	4,565
Viscofan SA	472	12,762
*Vocento SA	844	5,086
Zardoya Otis SA	980	15,301

TOTAL SPAIN		2,490,866

SWEDEN — (2.0%)
AF AB	300	9,594

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Alfa Laval AB	3,800	$56,622
#Assa Abloy AB Series B	1,356	31,265
#Atlas Copco AB Series A	4,064	65,366
#Atlas Copco AB Series B	760	11,010
*Avanza Bank Holding AB	319	10,756
Axfood AB	232	6,629
Axis Communications AB	2,030	32,612
#*Bilia AB Series A	2,602	35,299
#Boliden AB	3,868	53,218
Bure Equity AB	5,035	19,270
*Cloetta AB	480	2,575
*D. Carnegie & Co. AB	700	—
*Duni AB	2,923	23,634
Electrolux AB Series B	4,100	105,447
Elekta AB Series B	1,000	25,969
#*Eniro AB	5,659	16,250
#Getinge AB	1,777	39,722
Hakon Invest AB	600	10,293
#Hennes & Mauritz AB Series B	2,126	135,657
Hexagon AB	4,769	75,657
*Hexpol AB	634	8,412
#Holmen AB	1,000	25,220
#*Husqvarna AB Series B	3,150	23,374
Intrum Justitia AB	2,642	31,199
#*JM AB	665	10,713
*LBI International AB	7,665	15,092
#Lindab International AB	600	6,753
*Loomis AB	160	1,821
#*Meda AB Series A	1,632	15,653
Mekonomen AB	1,142	22,609
#*Micronic Mydata AB	7,627	14,569
Modern Times Group AB Series B	150	9,134
NCC AB Series B	660	10,179
*Nobia AB	5,022	25,927
#Nordea Bank AB	13,006	126,890
Oriflame Cosmetics SA	200	11,333
*Pa Resources AB	1,600	4,107
#Peab AB Series B	1,500	9,112
Ratos AB	1,500	46,941
*Rezidor Hotel Group AB	7,783	36,037
#Sandvik AB	3,301	47,313
#*SAS AB (7129577)	52,108	9,236
#*SAS AB (B56THX7)	156,324	27,625
#Securitas AB Series B	800	8,425
*Skandinaviska Enskilda Banken AB Series A	8,457	57,649
Skanska AB Series B	2,793	46,278
#SKF AB Series B	3,000	59,844
#Svenska Cellulosa AB Series B	7,257	94,558
#Svenska Handelsbanken AB Series A	3,109	87,181
*Swedbank AB Series A	1,266	13,631
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	19,400	223,100
TeliaSonera AB	1,500	10,281
*Trelleborg AB Series B	1,494	10,809
#Volvo AB Series A	2,300	27,929
Volvo AB Series B	5,500	68,235

TOTAL SWEDEN		2,014,014

SWITZERLAND — (5.5%)
ABB, Ltd. AG	6,272	120,306
ABB, Ltd. AG Sponsored ADR	5,400	103,464
#Adecco SA	1,733	101,931

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
*AFG Arbonia-Forster Holding AG	960	$24,542
Allreal Holding AG	64	7,431
#Aryzta AG	960	36,681
#Baloise Holding AG	1,071	84,332
Bank Coop AG	211	13,711
*Bank Sarasin & Cie AG Series B	600	23,338
Barry Callebaut AG	71	44,789
Basler Kantonalbank AG	89	10,866
Berner Kantonalbank AG	102	22,755
*Bobst Group AG	662	26,287
Bucher Industries AG	278	34,055
Burckhardt Compression Holding AG	65	12,415
Charles Voegele Holding AG	527	24,522
*Clariant AG	926	12,776
Compagnie Financiere Richemont SA Series A	4,793	176,785
Conzzeta AG	19	33,384
Credit Suisse Group AG	2,640	121,170
Credit Suisse Group AG Sponsored ADR	9,400	429,580
Daetwyler Holding AG	429	27,411
#*Dufry AG	519	44,390
EGL AG	15	11,365
#Energiedienst Holding AG	195	9,817
Flughafen Zuerich AG	72	23,683
#Galenica Holding AG	103	40,054
*GAM Holdings, Ltd. AG	1,388	17,241
Geberit AG	505	89,623
#George Fisher AG	272	96,185
Helvetia Holding AG	72	22,000
#*Holcim, Ltd. AG	5,017	373,860
Implenia AG	638	18,351
#*Julius Baer Group, Ltd. AG	1,388	47,703
Kuoni Reisen Holding AG	99	35,095
#*Liechtensteinische Landesbank AG	210	15,924
#*Logitech International SA	1,766	28,831
Luzerner Kantonalbank AG	41	11,528
#Metall Zug AG	5	13,916
#*Meyer Burger Technology AG	990	24,261
Nestle SA	9,735	476,342
Nobel Biocare Holding AG	2,549	55,869
Novartis AG	1,850	94,322
*Novartis AG ADR	10,800	549,180
#*OC Oerlikon Corp AG	32	1,056
*Orascom Development Holding AG	654	40,615
Panalpina Welttransport Holding AG	710	63,853
Partners Group Holding AG	108	14,460
Petroplus Holdings AG	4,172	74,391
*Precious Woods Holding AG	642	19,699
#*Rieters Holdings AG	30	9,146
Roche Holding AG Bearer	82	13,363
Roche Holding AG Genusschein	3,598	568,085
Romande Energie Holding SA	2	3,375
Schindler Holding AG	142	12,334
#SGS SA	37	48,061
Sonova Holding AG	610	75,618
St. Galler Kantonalbank AG	24	10,639
#Straumann Holding AG	41	10,074
Sulzer AG	220	21,815
Swiss Life Holding AG	577	70,138
*Swiss Reinsurance Co., Ltd. AG	3,509	152,180
Swisscom AG	223	75,678
Syngenta AG	157	39,779

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Syngenta AG ADR	2,800	$141,428
#*Temenos Group AG	407	11,069
*UBS AG	13,142	203,598
*UBS AG ADR	12,900	198,918
#Valiant Holding AG	47	8,937
Valora Holding AG	40	10,049
Verwaltungs und Privat-Bank AG	66	7,483
#Von Roll Holding AG	4,126	26,413
Vontobel Holdings AG	326	9,376
*WMH Walter Meier Holding AG	60	7,671
Zehnder Group AG	12	19,776
Zuger Kantonalbank AG	2	8,635
Zurich Financial Services AG	379	84,022

TOTAL SWITZERLAND		5,653,805

UNITED KINGDOM — (18.9%)
Aberdeen Asset Management P.L.C.	12,404	26,048
Admiral Group P.L.C.	2,000	40,112
Aegis Group P.L.C.	22,647	44,993
*Aga Rangemaster Group P.L.C.	991	1,681
Aggreko P.L.C.	4,921	91,665
Amec P.L.C.	6,318	80,290
Amlin P.L.C.	8,802	50,362
*Anglo American P.L.C.	10,705	454,705
*Antisoma P.L.C.	45,297	4,792
Arriva P.L.C.	192	2,237
Ashmore Group P.L.C.	2,055	8,295
Ashtead Group P.L.C.	22,573	40,742
#AstraZeneca P.L.C. Sponsored ADR	9,100	402,493
Atkins WS P.L.C.	2,799	30,285
*Autonomy Corp. P.L.C.	3,220	88,329
Aveva Group P.L.C.	341	6,021
*Avis Europe P.L.C.	12,459	7,012
Aviva P.L.C.	29,918	158,158
*Axis-Shield P.L.C.	227	1,495
Babcock International Group P.L.C.	4,987	44,473
BAE Systems P.L.C.	13,451	70,500
Balfour Beatty P.L.C.	15,251	64,552
Barclays P.L.C.	47,118	242,341
Barclays P.L.C. Sponsored ADR	15,400	314,468
BBA Aviation P.L.C.	13,135	41,561
Beazley P.L.C.	4,572	7,931
Bellway P.L.C.	653	7,497
*Berkeley Group Holdings P.L.C. (The)	3,790	48,118
BG Group P.L.C.	13,460	227,510
BHP Billiton P.L.C.	6,880	210,050
BHP Billiton P.L.C. ADR	600	36,600
Bodycote P.L.C.	7,134	24,181
*Bovis Homes Group P.L.C.	984	6,384
BP P.L.C.	39,698	346,243
BP P.L.C. Sponsored ADR	16,082	838,676
Brammer P.L.C.	6,600	15,214
Brewin Dolphin Holdings P.L.C.	11,579	25,308
Brit Insurance Holdings NV	2,433	29,490
*British Airways P.L.C.	4,863	16,861
British American Tobacco P.L.C.	4,848	152,444
British American Tobacco P.L.C. Sponsored ADR	1,000	63,450
British Sky Broadcasting Group P.L.C. Sponsored ADR	2,100	78,582
Britvic P.L.C.	4,445	32,578
BSS Group P.L.C.	5,291	24,881
BT Group P.L.C. Sponsored ADR	5,700	109,155

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*BTG P.L.C.	7,993	$21,480
Bunzl P.L.C.	2,721	31,687
Burberry Group P.L.C.	1,138	11,655
*Cairn Energy P.L.C.	13,490	82,327
Capita Group P.L.C.	6,535	79,706
*Capital & Regional P.L.C.	2,940	1,568
Carillion P.L.C.	14,658	76,539
Carnival P.L.C.	945	40,937
Carnival P.L.C. ADR	1,000	43,100
*Carphone Warehouse Group P.L.C.	2,133	6,307
Catlin Group, Ltd. P.L.C.	8,661	46,586
Centrica P.L.C.	28,827	129,487
Charter International P.L.C.	4,725	58,014
Chemring Group P.L.C.	221	12,313
Close Brothers Group P.L.C.	835	9,294
Cobham P.L.C.	16,984	68,846
*COLT Telecom Group SA	3,584	6,786
Compass Group P.L.C.	9,273	75,416
Computacenter P.L.C.	6,025	30,031
Connaught P.L.C.	1,318	6,071
*Cookson Group P.L.C.	5,538	47,461
Cranswick P.L.C.	169	2,061
Croda International P.L.C.	1,088	16,685
*CSR P.L.C.	6,238	40,799
Daily Mail & General Trust P.L.C. Series A	6,452	51,030
Dairy Crest Group P.L.C.	3,168	17,332
*Dana Petroleum P.L.C.	2,086	38,466
Davis Service Group P.L.C.	640	4,190
De la Rue P.L.C.	2,414	33,628
*Debenhams P.L.C.	27,433	29,919
Dechra Pharmaceuticals P.L.C.	1,285	8,990
Devro P.L.C.	12,333	32,173
Diageo P.L.C.	2,096	35,748
Diageo P.L.C. Sponsored ADR	3,600	245,304
Dignity P.L.C.	709	6,909
Dimension Data Holdings P.L.C.	19,193	26,632
Drax Group P.L.C.	3,708	20,463
DS Smith P.L.C.	3,133	6,431
*DSG International P.L.C.	80,089	40,296
eaga P.L.C.	10,827	22,029
*easyJet P.L.C.	6,868	49,358
Electrocomponents P.L.C.	2,964	10,148
Elementis P.L.C.	28,161	27,774
*EnQuest P.L.C.	1,846	2,788
Eurasian Natural Resources Corp. P.L.C.	2,281	43,532
Evolution Group P.L.C.	13,008	22,904
Experian P.L.C.	13,402	123,900
F&C Asset Management P.L.C.	28,896	29,053
Fenner P.L.C.	2,053	6,706
Filtrona P.L.C.	2,925	10,268
Firstgroup P.L.C.	10,256	59,600
Forth Ports P.L.C.	1,647	33,873
Fuller Smith & Turner P.L.C.	636	5,332
G4S P.L.C.	16,258	66,178
*Galiform P.L.C.	19,467	23,766
Galliford Try P.L.C.	1,974	11,344
Game Group P.L.C.	2,607	3,794
*Gem Diamonds, Ltd. P.L.C.	3,300	14,593
Genus P.L.C.	1,188	13,289
GlaxoSmithKline P.L.C. Sponsored ADR	12,750	475,448
Go-Ahead Group P.L.C.	891	19,249

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Greene King P.L.C.	7,915	$54,929
Greggs P.L.C.	2,161	15,871
Halfords Group P.L.C.	1,884	14,594
Halma P.L.C.	2,583	10,755
Hargreaves Lansdown P.L.C.	7,474	40,262
Hays P.L.C.	27,061	45,991
Headlam Group P.L.C.	999	4,682
Helical Bar P.L.C.	4,049	20,737
Henderson Group P.L.C.	12,808	28,612
*Heritage Oil P.L.C.	3,429	23,728
Hikma Pharmaceuticals P.L.C.	4,073	38,932
Hill & Smith Holdings P.L.C.	1,217	6,711
Hiscox, Ltd. P.L.C.	7,950	40,474
HMV Group P.L.C.	3,923	4,310
Holidaybreak P.L.C.	1,228	5,057
Home Retail Group P.L.C.	14,675	61,531
Homeserve P.L.C.	342	10,420
#HSBC Holdings P.L.C. Sponsored ADR	23,630	1,202,531
Hunting P.L.C.	602	5,184
Hyder Consulting P.L.C.	2,770	11,152
IG Group Holdings P.L.C.	1,351	8,378
*Imagination Technologies Group P.L.C.	4,965	20,922
IMI P.L.C.	7,973	86,698
Imperial Tobacco Group P.L.C.	8,155	232,321
*Inchcape P.L.C.	55,102	28,852
Informa P.L.C.	11,597	69,995
Inmarsat P.L.C.	2,221	25,842
*Innovation Group P.L.C.	116,123	22,629
Intercontinental Hotels Group P.L.C. ADR	3,675	64,643
Intermediate Capital Group P.L.C.	6,064	26,113
International Personal Finance P.L.C.	2,220	9,153
International Power P.L.C.	36,249	183,482
Interserve P.L.C.	1,206	4,069
Intertek Group P.L.C.	598	13,581
Invensys P.L.C.	12,141	62,527
Investec P.L.C.	8,716	68,936
*IP Group P.L.C.	7,800	5,002
ITE Group P.L.C.	6,026	13,897
*ITV P.L.C.	72,400	74,271
Jardine Lloyd Thompson Group P.L.C.	4,314	36,550
*JJB Sports P.L.C.	47,862	16,978
John Wood Group P.L.C.	6,063	34,151
Johnson Matthey P.L.C.	2,830	75,264
Keller Group P.L.C.	3,054	33,828
Kesa Electricals P.L.C.	3,133	5,953
Kier Group P.L.C.	387	6,724
Kingfisher P.L.C.	44,158	168,291
Ladbrokes P.L.C.	4,695	11,155
Laird P.L.C.	1,699	3,409
*Lamprell P.L.C.	8,952	32,270
Lancashire Holdings, Ltd. P.L.C.	3,915	27,761
Legal & General Group P.L.C.	59,492	77,360
*Lloyds Banking Group P.L.C.	132,858	132,924
*Lloyds Banking Group P.L.C. Sponsored ADR	23,290	94,790
Logica P.L.C.	33,878	70,879
London Stock Exchange Group P.L.C.	639	6,648
*Lonmin P.L.C.	2,846	82,223
Man Group P.L.C.	23,790	87,826
Marks & Spencer Group P.L.C.	15,598	87,224
Marshalls P.L.C.	2,042	3,191
Marston’s P.L.C.	19,493	30,208

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
McBride P.L.C.	7,116	$20,310
Meggitt P.L.C.	6,583	31,324
Melrose P.L.C.	19,025	69,134
Michael Page International P.L.C.	5,738	37,321
Micro Focus International P.L.C.	3,936	31,469
Millennium & Copthorne Hotels P.L.C.	6,202	44,699
*Misys P.L.C.	11,503	40,960
*Mitchells & Butlers P.L.C.	6,146	30,706
Mitie Group P.L.C.	16,416	58,570
Mondi P.L.C.	11,114	75,022
Morgan Crucible Co. P.L.C.	2,403	7,828
Morgan Sindall P.L.C.	2,809	24,321
Mothercare P.L.C.	1,256	11,015
Mouchel Group P.L.C.	1,281	3,834
N Brown Group P.L.C.	2,218	9,270
National Grid P.L.C.	6,678	64,396
National Grid P.L.C. Sponsored ADR	1,868	90,617
Next P.L.C.	1,267	44,278
Northern Foods P.L.C.	5,556	4,645
*Northgate P.L.C.	3,633	11,682
Northumbrian Water Group P.L.C.	10,846	44,845
Oxford Instruments P.L.C.	113	496
Pace P.L.C.	5,676	16,022
*PartyGaming P.L.C.	6,272	29,421
Pearson P.L.C. Sponsored ADR	11,377	181,691
Pennon Group P.L.C.	6,075	48,260
*Persimmon P.L.C.	3,184	23,152
Petrofac, Ltd. P.L.C.	1,846	31,927
Petropavlovsk P.L.C.	2,805	50,112
Phoenix IT Group, Ltd. P.L.C.	1,162	4,752
*Premier Foods P.L.C.	26,772	10,706
*Premier Oil P.L.C.	1,165	22,562
*Prostrakan Group P.L.C.	7,767	9,842
Provident Financial P.L.C.	613	7,831
Prudential P.L.C.	17,775	156,054
PV Crystalox Solar P.L.C.	4,610	3,449
PZ Cussons P.L.C.	2,842	11,812
Qinetiq P.L.C.	24,395	47,515
Rank Group P.L.C.	6,444	11,963
Rathbone Brothers P.L.C.	535	7,572
Reckitt Benckiser Group P.L.C.	2,429	126,182
*Redrow P.L.C.	8,714	19,838
#Reed Elsevier P.L.C. ADR	2,200	69,520
Regus P.L.C.	6,442	11,340
Renishaw P.L.C.	1,838	18,723
*Renovo Group P.L.C.	17,392	6,378
*Rentokil Initial P.L.C.	41,610	80,701
*Resolution, Ltd. P.L.C.	43,344	48,270
Restaurant Group P.L.C.	5,452	20,252
Rexam P.L.C.	20,146	99,338
Rightmove P.L.C.	2,579	27,440
Rio Tinto P.L.C. Sponsored ADR	5,200	264,472
*Rolls-Royce Group P.L.C.	31,147	274,452
*Rolls-Royce Group P.L.C. (B61JG65)	2,803,230	4,289
Rotork P.L.C.	450	9,661
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	5,000	81,750
Royal Dutch Shell P.L.C. ADR	6,300	382,284
Royal Dutch Shell P.L.C. Series B	6,651	200,518
RPC Group P.L.C.	6,372	23,948
RPS Group P.L.C.	8,633	29,937
RSA Insurance Group P.L.C.	25,376	46,968

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
SABmiller P.L.C.	7,729	$242,306
Sage Group P.L.C.	23,734	88,707
Sainsbury (J.) P.L.C.	15,654	80,673
*Salamander Energy P.L.C.	3,020	11,540
Savills P.L.C.	6,177	32,212
Schroders P.L.C.	2,494	52,727
Schroders P.L.C. Non-Voting	566	9,565
Scottish & Southern Energy P.L.C.	5,861	97,198
Senior P.L.C.	17,526	30,874
Serco Group P.L.C.	6,768	64,959
Severfield-Rowen P.L.C.	5,972	19,939
Severn Trent P.L.C.	4,470	79,043
Shanks Group P.L.C.	3,683	5,806
Shire P.L.C. ADR	1,800	118,512
*SIG P.L.C.	13,861	27,879
Smith & Nephew P.L.C. Sponsored ADR	2,100	108,990
Smiths Group P.L.C.	4,620	79,436
*Soco International P.L.C.	653	16,243
Spectris P.L.C.	3,589	49,111
Speedy Hire P.L.C.	13,614	7,316
Spirax-Sarco Engineering P.L.C.	1,260	29,642
Spirent Communications P.L.C.	8,253	15,126
Sports Direct International P.L.C.	13,771	23,609
SSL International P.L.C.	4,730	61,972
St. James’s Place P.L.C.	3,661	14,738
*St. Modwen Properties P.L.C.	2,485	6,561
Stagecoach Group P.L.C.	2,368	7,115
Standard Chartered P.L.C.	13,888	370,457
Standard Life P.L.C.	29,757	90,529
#*Subsea 7, Inc. P.L.C.	800	15,646
Synergy Health P.L.C.	1,599	14,981
*TalkTalk Telecom Group P.L.C.	4,267	8,292
*Taylor Wimpey P.L.C.	76,462	47,293
*Telecity Group P.L.C.	4,092	25,477
Tesco P.L.C.	37,420	248,197
Thomas Cook Group P.L.C.	6,532	24,779
Tomkins P.L.C.	13,741	51,984
Tomkins P.L.C. Sponsored ADR	900	13,743
*Travis Perkins P.L.C.	4,514	58,300
*Trinity Mirror P.L.C.	3,332	7,944
*TT electronics P.L.C.	2,291	3,691
TUI Travel P.L.C.	10,081	43,007
Tullett Prebon P.L.C.	1,103	5,898
Tullow Oil P.L.C.	8,086	140,830
*UK Coal P.L.C.	1,753	1,408
Ultra Electronics Holdings P.L.C.	409	9,657
Unilever P.L.C. Sponsored ADR	6,300	189,630
United Business Media P.L.C.	3,165	26,719
United Utilities Group P.L.C.	11,041	90,352
Vedanta Resources P.L.C.	504	19,266
Victrex P.L.C.	1,888	29,028
Vodafone Group P.L.C.	69,827	154,642
Vodafone Group P.L.C. Sponsored ADR	29,900	663,780
VT Group P.L.C.	3,806	43,332
Weir Group P.L.C. (The)	5,091	76,427
Wellstream Holdings P.L.C.	488	4,456
WH Smith P.LC.	1,375	10,548
Whitbread P.L.C.	2,989	69,851
William Hill P.L.C.	2,842	8,880
William Morrison Supermarkets P.L.C.	31,143	137,784
Wincanton P.L.C.	1,461	5,249

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Wolseley P.L.C.	5,200	$129,870
WPP P.L.C.	6,757	71,640
WPP P.L.C. Sponsored ADR	1,900	100,377
WSP Group P.L.C.	1,153	6,164
Xchanging P.L.C.	3,063	9,805
*Xstrata P.L.C.	34,079	560,831
*Yell Group P.L.C.	138,291	114,922
*Yule Catto & Co P.L.C.	1,365	4,288

TOTAL UNITED KINGDOM		19,399,136

TOTAL COMMON STOCKS		86,339,969

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*Henderson Land Development Co., Ltd. Warrants	800	—

SPAIN — (0.0%)
*Banco de Valencia SA Rights 05/06/10	4,383	514

SWEDEN — (0.0%)
*Micronic Mydata AB Rights 05/21/10	7,627	—

TOTAL RIGHTS/WARRANTS		514

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $490,000 FHLMC 5.00%, 10/15/24, valued at $526,138) to be repurchased at $517,008	$517	517,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.5%)
§@DFA Short Term Investment Fund	12,919,461	12,919,461
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $3,079,772) to be repurchased at $3,019,432	$3,019	3,019,384

TOTAL SECURITIES LENDING COLLATERAL		15,938,845

TOTAL INVESTMENTS — (100.0%) (Cost $99,691,593)		$102,796,328

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (86.4%)
Consumer Discretionary — (16.0%)
*1-800-FLOWERS.COM, Inc.	19,000	$54,340
*4Kids Entertainment, Inc.	33,689	36,384
*99 Cents Only Stores	145,943	2,265,035
*AC Moore Arts & Crafts, Inc.	10,837	44,215
Acme United Corp.	1,331	15,173
*AH Belo Corp.	72,733	618,231
*Aldila, Inc.	26,034	159,068
*Alloy, Inc.	95,641	741,218
*American Biltrite, Inc.	2,800	8,918
#American Greetings Corp. Class A	136,655	3,356,247
*America’s Car-Mart, Inc.	68,969	1,746,985
#*AnnTaylor Stores Corp.	27,435	595,340
*ante4, Inc.	20,307	66,201
#*Arctic Cat, Inc.	65,514	966,332
*Asbury Automotive Group, Inc.	15,579	242,253
*Ascent Media Corp.	10,988	324,366
*Audiovox Corp. Class A	138,623	1,290,580
#*AutoNation, Inc.	36,120	729,624
*Ballantyne Strong, Inc.	105,612	813,212
#Barnes & Noble, Inc.	208,829	4,602,591
*Bassett Furniture Industries, Inc.	29,800	178,502
*Beasley Broadcast Group, Inc.	42,542	250,147
*Beazer Homes USA, Inc.	339,970	2,233,603
#Belo Corp.	134,092	1,162,578
*Benihana, Inc.	7,882	54,307
*Benihana, Inc. Class A	2,947	20,069
*Biglari Holdings, Inc.	6,710	2,625,288
#*BJ’s Restaurants, Inc.	303,336	7,319,498
*Bluegreen Corp.	120,985	734,379
Blyth, Inc.	17,375	1,001,495
Bob Evans Farms, Inc.	108,148	3,345,018
Books-A-Million, Inc.	100,275	742,035
*Borders Group, Inc.	14,020	35,611
Bowl America, Inc. Class A	11,489	149,931
#*Boyd Gaming Corp.	172,201	2,186,953
#*Brookfield Homes Corp.	88,159	988,262
Brown Shoe Co., Inc.	197,650	3,715,820
Brunswick Corp.	438,403	9,162,623
*Build-A-Bear-Workshop, Inc.	119,496	1,142,382
#*Cabela’s, Inc.	280,892	5,100,999
*Cache, Inc.	58,566	400,006
*California Coastal Communities, Inc.	5,189	5,760
#Callaway Golf Co.	277,314	2,603,978
*Carmike Cinemas, Inc.	52,373	878,819
*Carriage Services, Inc.	175,422	871,847
*Cavco Industries, Inc.	22,074	864,639
#*Charming Shoppes, Inc.	436,745	2,467,609
Chico’s FAS, Inc.	65,086	969,131
Christopher & Banks Corp.	133,649	1,308,424
#Churchill Downs, Inc.	34,084	1,306,440
Cinemark Holdings, Inc.	111,639	2,038,528
*Clear Channel Outdoor Holdings, Inc.	98,416	1,139,657
*Coast Distribution System, Inc.	17,974	79,175
*Cobra Electronics Corp.	6,330	17,787
#*Collective Brands, Inc.	186,772	4,379,803
*Concord Camera Corp.	—	2
#*Conn’s, Inc.	112,215	1,069,409
*Core-Mark Holding Co., Inc.	59,460	1,814,719

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Craftmade International, Inc.	1,300	$7,052
#*Crocs, Inc.	137,074	1,324,135
CSS Industries, Inc.	39,700	794,794
*Culp, Inc.	35,319	421,709
*Cybex International, Inc.	54,864	84,491
*Dana Holding Corp.	304,413	4,066,958
*dELiA*s, Inc.	48,228	84,399
*Delta Apparel, Inc.	17,375	291,726
*Destination Maternity Corp.	8,419	266,040
Dillard’s, Inc.	440,846	12,378,956
#*DineEquity, Inc.	103,326	4,249,798
*Dixie Group, Inc.	112,317	550,353
*Dolan Media Co.	22,800	271,092
*Dorman Products, Inc.	74,024	1,876,508
Dover Motorsports, Inc.	109,057	239,925
#DR Horton, Inc.	11,600	170,404
*Drew Industries, Inc.	2,575	66,049
#*DSW, Inc.	10,600	320,120
*Duckwall-ALCO Stores, Inc.	10,636	178,685
Emerson Radio Corp.	252,295	529,820
#*Entercom Communications Corp.	8,500	123,760
*Escalade, Inc.	4,501	16,969
Ethan Allen Interiors, Inc.	4,300	86,860
*EW Scripps Co.	222,658	2,435,879
*Exide Technologies	107,075	636,026
*Federal Mogul Corp.	69,383	1,319,665
Finish Line, Inc. Class A	308,915	4,976,621
*Fisher Communications, Inc.	36,850	554,224
*Flanigan’s Enterprises, Inc.	5,016	33,607
Flexsteel Industries, Inc.	22,599	316,612
Foot Locker, Inc.	423,473	6,500,311
#Fred’s, Inc.	267,077	3,709,700
Frisch’s Restaurants, Inc.	13,039	285,684
*Full House Resorts, Inc.	8,846	27,600
*Furniture Brands International, Inc.	277,977	2,301,650
Gaiam, Inc.	7,863	71,239
*GameTech International, Inc.	23,401	47,972
*Gander Mountain Co.	147,456	756,449
Gannett Co., Inc.	121,527	2,068,390
#*Gaylord Entertainment Co.	197,449	6,663,904
*Genesco, Inc.	109,777	3,654,476
*G-III Apparel Group, Ltd.	95,865	2,741,739
*Global Traffic Network, Inc.	2,633	15,982
*Golfsmith International Holdings, Inc.	2,804	12,814
*Gray Television, Inc.	29,141	109,279
*Gray Television, Inc. Class A	2,900	10,643
*Great Wolf Resorts, Inc.	115,019	369,211
#*Group 1 Automotive, Inc.	148,931	4,624,308
*Hallwood Group, Inc.	703	35,368
#Harte-Hanks, Inc.	91,134	1,312,330
*Hastings Entertainment, Inc.	74,141	430,018
#Haverty Furniture Cos., Inc.	115,000	1,874,500
*Heelys, Inc.	42,344	116,446
*Helen of Troy, Ltd.	111,628	3,015,072
*Hollywood Media Corp.	95,388	112,558
Hooker Furniture Corp.	42,095	663,417
*Hot Topic, Inc.	290,499	2,219,412
*Iconix Brand Group, Inc.	249,493	4,306,249
International Speedway Corp.	59,589	1,821,040
*Isle of Capri Casinos, Inc.	68,759	748,786
*J. Alexander’s Corp.	38,794	176,901

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Jackson Hewitt Tax Service, Inc.	18,400	$31,096
#*JAKKS Pacific, Inc.	213,554	3,265,241
Jarden Corp.	185,533	5,959,320
*Jo-Ann Stores, Inc.	102,336	4,515,064
*Johnson Outdoors, Inc.	102,746	1,305,902
Jones Apparel Group, Inc.	150,529	3,275,511
*Journal Communications, Inc.	118,508	671,940
*Kenneth Cole Productions, Inc. Class A	39,958	497,877
*Kid Brands, Inc.	68,684	684,779
KSW, Inc.	9,140	33,178
#*K-Swiss, Inc. Class A	94,676	1,177,769
Lacrosse Footwear, Inc.	11,416	204,118
*Lakeland Industries, Inc.	35,027	308,238
*Lakes Entertainment, Inc.	103,229	232,265
#*Landry’s Restaurants, Inc.	50,500	1,166,045
—*Lazare Kaplan International, Inc.	42,210	105,525
#*La-Z-Boy, Inc.	39,000	508,560
*Leapfrog Enterprises, Inc.	3,911	26,751
*Lee Enterprises, Inc.	119,720	452,542
#Lennar Corp. Class A	398,000	7,920,200
Lennar Corp. Class B Voting	55,907	922,466
*Liberty Media Corp. Capital Series A	360,759	15,970,801
*Liberty Media Corp. Interactive Class A	398,821	6,129,879
#*Life Time Fitness, Inc.	26,053	957,708
*Lifetime Brands, Inc.	60,871	882,630
*Lithia Motors, Inc.	99,779	796,236
#*Live Nation Entertainment, Inc.	198,710	3,117,760
#*Liz Claiborne, Inc.	186,971	1,634,127
*Luby’s, Inc.	175,333	715,359
*M/I Homes, Inc.	98,502	1,536,631
Mac-Gray Corp.	94,135	1,096,673
Marcus Corp.	108,394	1,392,863
*MarineMax, Inc.	141,398	1,576,588
*McClatchy Co. (The)	159,348	868,447
*McCormick & Schmick’s Seafood Restaurants, Inc.	28,716	284,576
*Media General, Inc.	64,450	815,292
Men’s Wearhouse, Inc. (The)	153,240	3,621,061
#*Meritage Homes Corp.	81,260	1,932,363
*Modine Manufacturing Co.	182,859	2,561,855
#*Mohawk Industries, Inc.	153,400	9,777,716
*Morton’s Restaurant Group, Inc.	67,422	408,577
*Motorcar Parts of America, Inc.	11,545	71,694
#*Movado Group, Inc.	112,307	1,393,730
*MTR Gaming Group, Inc.	90,599	183,916
*Multimedia Games, Inc.	79,873	365,020
*Nautilus, Inc.	86,011	294,158
*New Frontier Media, Inc.	58,365	114,979
*New York & Co., Inc.	87,725	538,632
*O’Charley’s, Inc.	138,183	1,319,648
*Office Depot, Inc.	348,910	2,393,523
*OfficeMax, Inc.	1,076	20,444
#*Orient-Express Hotels, Ltd.	357,633	4,881,690
#*Orleans Homebuilders, Inc.	101,928	21,405
*Outdoor Channel Holdings, Inc.	113,050	781,176
Oxford Industries, Inc.	51,773	1,117,779
*P & F Industries, Inc. Class A	2,025	5,062
#*Pacific Sunwear of California, Inc.	260,739	1,319,339
*Palm Harbor Homes, Inc.	25,224	73,150
#*Penske Automotive Group, Inc.	173,467	2,598,536
Pep Boys — Manny, Moe & Jack (The)	313,586	3,929,233
*Perry Ellis International, Inc.	101,852	2,457,689

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Phillips-Van Heusen Corp.	10,051	$633,314
*Pier 1 Imports, Inc.	31,506	260,870
*Pinnacle Entertainment, Inc.	214,529	2,902,577
*Point.360	7,043	13,452
*Quiksilver, Inc.	29,934	159,548
*Radio One, Inc.	116,296	586,132
*RC2 Corp.	37,910	696,407
*Reading International, Inc. Class A	14,992	62,517
*Reading International, Inc. Class B	6,238	49,280
*Red Lion Hotels Corp.	96,956	740,744
*Red Robin Gourmet Burgers, Inc.	59,376	1,449,368
#Regis Corp.	244,344	4,671,857
*Rent-A-Center, Inc.	112,426	2,902,839
*Retail Ventures, Inc.	91,172	986,481
*Rex Stores Corp.	113,415	1,946,201
*Rick’s Cabaret International, Inc.	41,998	519,515
*Rocky Brands, Inc.	38,336	376,843
#*Royal Caribbean Cruises, Ltd.	333,477	11,951,816
*Rubio’s Restaurants, Inc.	41,282	332,320
#*Ruby Tuesday, Inc.	111,132	1,243,567
*Saga Communications, Inc.	26,882	740,599
#*Saks, Inc.	515,130	5,022,518
*Salem Communications Corp.	51,646	234,989
Scholastic Corp.	221,384	5,979,582
Service Corp. International	597,052	5,361,527
*Shiloh Industries, Inc.	202,654	1,647,577
*Shoe Carnival, Inc.	79,586	2,201,349
#*Signet Jewelers, Ltd. ADR	51,200	1,639,424
*Sinclair Broadcast Group, Inc. Class A	151,580	1,044,386
*Skechers U.S.A., Inc. Class A	101,000	3,873,350
Skyline Corp.	32,437	756,106
*Smith & Wesson Holding Corp.	11,995	53,378
Spartan Motors, Inc.	128,092	790,328
Speedway Motorsports, Inc.	232,488	3,777,930
*Sport Chalet, Inc. Class A	132,485	404,079
*Sport Chalet, Inc. Class B	4,960	16,765
Sport Supply Group, Inc.	69,223	928,280
Stage Stores, Inc.	107,203	1,634,846
Standard Motor Products, Inc.	77,366	824,722
*Standard Pacific Corp.	497,228	3,187,231
*Stanley Furniture, Inc.	42,399	418,478
*Stein Mart, Inc.	29,540	280,039
*Steinway Musical Instruments, Inc.	52,537	1,006,609
#Stewart Enterprises, Inc.	343,579	2,329,466
*Stoneridge, Inc.	120,288	1,297,908
*Strattec Security Corp.	12,659	342,046
Superior Industries International, Inc.	155,972	2,629,688
*Syms Corp.	43,494	396,230
#Systemax, Inc.	256,687	5,962,839
*Tandy Brands Accessories, Inc.	56,879	229,791
*Tandy Leather Factory, Inc.	1,500	6,810
#*Timberland Co. Class A	56,300	1,210,450
*Trans World Entertainment Corp.	58,697	136,764
*TRW Automotive Holdings Corp.	188,819	6,081,860
*Tuesday Morning Corp.	189,888	1,072,867
*Unifi, Inc.	267,604	1,024,923
UniFirst Corp.	41,884	2,046,871
#*Vail Resorts, Inc.	4,800	219,072
#*Valuevision Media, Inc.	30,052	92,560
Wendy’s/Arby’s Group, Inc.	811,300	4,308,003
#*West Marine, Inc.	121,225	1,451,063

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Whirlpool Corp.	117,954	$12,841,652
Williams-Sonoma, Inc.	11,872	341,914
Wyndham Worldwide Corp.	377,800	10,128,818

Total Consumer Discretionary		414,201,898

Consumer Staples — (3.1%)
*Alliance One International, Inc.	424,055	2,158,440
Andersons, Inc. (The)	22,096	798,549
B&G Foods, Inc.	107,912	1,114,731
Bridgford Foods Corp.	3,176	40,716
CCA Industries, Inc.	5,434	30,267
*Central European Distribution Corp.	1,300	45,045
*Central Garden & Pet Co.	74,746	839,398
*Central Garden & Pet Co. Class A	97,793	1,010,202
#*Chiquita Brands International, Inc.	287,200	4,319,488
*Constellation Brands, Inc. Class A	335,585	6,131,138
#*Craft Brewers Alliance, Inc.	70,093	175,232
Del Monte Foods Co.	708,356	10,582,839
*Elizabeth Arden, Inc.	36,543	665,448
Farmer Brothers Co.	85,621	1,601,969
*Fresh Del Monte Produce, Inc.	136,167	2,841,805
Golden Enterprises, Inc.	26,984	93,095
#*Great Atlantic & Pacific Tea Co.	84,556	680,676
Griffin Land & Nurseries, Inc. Class A	6,064	177,372
#*Hain Celestial Group, Inc.	143,130	2,831,111
*Harbinger Group, Inc.	38,586	258,140
Imperial Sugar Co.	63,920	1,024,638
Ingles Markets, Inc.	38,555	618,037
*John B. Sanfilippo & Son, Inc.	48,275	725,573
Mannatech, Inc.	92,200	355,892
*MGP Ingredients, Inc.	64,583	501,810
#Nash-Finch Co.	142,281	4,982,681
*Nutraceutical International Corp.	67,066	1,037,511
Oil-Dri Corp. of America	24,638	505,079
*Omega Protein Corp.	155,249	830,582
*Pantry, Inc.	68,244	1,079,620
*Parlux Fragrances, Inc.	142,938	294,452
*Physicians Formula Holdings, Inc.	19,020	57,440
*Prestige Brands Holdings, Inc.	286,186	2,787,452
*Ralcorp Holdings, Inc.	59,025	3,928,114
Schiff Nutrition International, Inc.	62,206	441,041
*Seneca Foods Corp.	5,685	186,695
*Seneca Foods Corp. Class B	1,500	48,990
#*Smart Balance, Inc.	16,157	107,444
#*Smithfield Foods, Inc.	404,673	7,583,572
Spartan Stores, Inc.	77,349	1,167,196
#SUPERVALU, Inc.	159,218	2,372,348
*Susser Holdings Corp.	47,141	507,709
Tasty Baking Co.	53,615	402,649
#*TreeHouse Foods, Inc.	60,627	2,563,916
#Universal Corp.	60,430	3,129,065
Weis Markets, Inc.	46,058	1,717,042
*Winn-Dixie Stores, Inc.	247,279	3,118,188

Total Consumer Staples		78,470,397

Energy — (7.9%)
Adams Resources & Energy, Inc.	21,943	414,942
#*Allis-Chalmers Energy, Inc.	195,860	789,316
#Alon USA Energy, Inc.	94,096	687,842
*Approach Resources, Inc.	57,481	514,455
*Atlas Energy, Inc.	42,500	1,533,400

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*ATP Oil & Gas Corp.	167,497	$3,058,495
*Barnwell Industries, Inc.	15,041	66,180
*Basic Energy Services, Inc.	253,047	2,583,610
#Berry Petroleum Corp. Class A	66,197	2,142,797
#*Bill Barrett Corp.	29,599	1,008,734
*BioFuel Energy Corp.	5,541	14,517
#*Bristow Group, Inc.	149,796	5,798,603
*Bronco Drilling Co., Inc.	146,665	701,059
*Cal Dive International, Inc.	101,541	666,109
#*Carrizo Oil & Gas, Inc.	34,000	745,960
Cimarex Energy Co.	269,028	18,315,426
*Clayton Williams Energy, Inc.	3,704	172,088
*Complete Production Services, Inc.	331,789	5,006,696
*Crosstex Energy, Inc.	246,762	2,228,261
*CVR Energy, Inc.	144,394	1,225,905
*Dawson Geophysical Co.	23,755	695,784
Delek US Holdings, Inc.	106,126	743,943
*Denbury Resources, Inc.	79,990	1,531,808
*Double Eagle Petroleum Co.	19,360	91,960
*Energy Partners, Ltd.	48,753	666,454
#*Exterran Holdings, Inc.	206,763	6,027,141
Frontier Oil Corp.	102,162	1,552,862
General Maritime Corp.	190,680	1,546,415
*Geokinetics, Inc.	26,342	230,229
*GeoMet, Inc.	30,175	40,736
*GeoResources, Inc.	15,965	273,959
#*Global Industries, Ltd.	199,670	1,337,789
#*Green Plains Renewable Energy, Inc.	11,272	154,765
Gulf Island Fabrication, Inc.	58,912	1,412,121
*Gulfmark Offshore, Inc.	73,650	2,538,716
*Harvest Natural Resources, Inc.	116,612	1,029,684
*Helix Energy Solutions Group, Inc.	325,898	4,751,593
*Hercules Offshore, Inc.	270,722	1,072,059
*HKN, Inc.	30,146	92,850
Holly Corp.	56,600	1,528,200
#*Hornbeck Offshore Services, Inc.	74,860	1,831,824
*International Coal Group, Inc.	515,471	2,716,532
*ION Geophysical Corp.	6,300	37,863
*Key Energy Services, Inc.	252,392	2,740,977
*Mitcham Industries, Inc.	36,115	264,001
*Natural Gas Services Group, Inc.	68,721	1,232,168
*Newpark Resources, Inc.	477,251	3,188,037
#*Oil States International, Inc.	18,565	896,875
*OMNI Energy Services Corp.	22,743	75,507
#Overseas Shipholding Group, Inc.	125,985	6,306,809
*OYO Geospace Corp.	200	9,940
*Pacific Ethanol, Inc.	3,300	3,531
*Parker Drilling Co.	415,149	2,295,774
#*Patriot Coal Corp.	171,800	3,382,742
#Patterson-UTI Energy, Inc.	340,610	5,207,927
#Penn Virginia Corp.	194,094	4,951,338
*Petroleum Development Corp.	108,966	2,550,894
*PHI, Inc. Non-Voting	104,642	2,175,507
*Pioneer Drilling Co.	304,064	2,231,830
#Pioneer Natural Resources Co.	85,275	5,468,686
*Plains Exploration & Production Co.	245,238	7,187,926
*Rex Energy Corp.	39,478	525,057
*Rosetta Resources, Inc.	233,164	5,805,784
*Rowan Cos., Inc.	240,371	7,163,056
*SEACOR Holdings, Inc.	69,842	5,878,601
Southern Union Co.	1	14

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
St. Mary Land & Exploration Co.	46,054	$1,853,213
*Stone Energy Corp.	12,714	207,238
Sunoco, Inc.	242,491	7,948,855
*Superior Energy Services, Inc.	48,209	1,304,536
*Superior Well Services, Inc.	43,614	632,403
*Swift Energy Corp.	135,270	4,894,069
*T-3 Energy Services, Inc.	35,089	1,043,898
*Teekay Corp.	42,744	1,070,737
#Tesoro Petroleum Corp.	359,016	4,721,060
*Tetra Technologies, Inc.	91,145	1,120,172
*TGC Industries, Inc.	6,442	26,540
Tidewater, Inc.	101,500	5,441,415
#*Toreador Resources Corp.	10,713	97,167
*Trico Marine Services, Inc.	40,968	134,375
*Union Drilling, Inc.	47,759	316,642
#*Unit Corp.	103,566	4,947,348
#*USEC, Inc.	472,986	2,837,916
#*Western Refining, Inc.	232,471	1,246,045
*Whiting Petroleum Corp.	167,363	15,117,900
#*Willbros Group, Inc.	54,380	682,469

Total Energy		204,766,661

Financials — (24.2%)
1st Source Corp.	219,680	4,202,478
21st Century Holding Co.	56,327	205,594
Abington Bancorp, Inc.	138,816	1,320,140
Access National Corp.	1,000	6,260
Advance America Cash Advance Centers, Inc.	4,652	26,609
*Affirmative Insurance Holdings, Inc.	36,202	167,253
*Allegheny Corp.	15,471	4,597,362
Alliance Bancorp, Inc. of Pennsylvania	650	5,415
Alliance Financial Corp.	4,790	143,556
Allied World Assurance Co. Holdings, Ltd.	121,383	5,288,657
Ameriana Bancorp.	945	4,753
#American Capital, Ltd.	934,061	5,735,135
American Equity Investment Life Holding Co.	418,680	4,404,514
American Financial Group, Inc.	275,910	8,120,031
*American Independence Corp.	20,458	114,565
American National Bankshares, Inc.	2,900	62,959
American National Insurance Co.	35,272	3,885,564
American Physicians Capital, Inc.	109,249	3,653,287
*American Safety Insurance Holdings, Ltd.	29,381	475,385
#*AmeriCredit Corp.	350,332	8,386,948
Ameris Bancorp	75,333	838,456
*AMERISAFE, Inc.	122,913	2,101,812
*AmeriServe Financial, Inc.	182,092	407,886
Argo Group International Holdings, Ltd.	95,928	3,164,665
Arrow Financial Corp.	3,030	84,234
Aspen Insurance Holdings, Ltd.	206,615	5,574,473
*Asset Acceptance Capital Corp.	45,178	332,510
Associated Banc-Corp.	284,931	4,140,047
Assurant, Inc.	208,040	7,578,897
Assured Guaranty, Ltd.	263,397	5,676,205
Asta Funding, Inc.	25,973	200,771
#Astoria Financial Corp.	412,836	6,663,173
*Atlantic American Corp.	6,923	12,461
*Atlantic Coast Federal Corp.	10,126	27,846
*Avatar Holdings, Inc.	38,020	906,397
#*B of I Holding, Inc.	49,711	876,405
Baldwin & Lyons, Inc. Class B	58,746	1,473,937
Bancorp Rhode Island, Inc.	5,930	170,013

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Bancorp, Inc.	50,830	$450,862
#BancTrust Financial Group, Inc.	36,955	228,751
Bank Mutual Corp.	247,299	1,760,769
#*Bank of Florida Corp.	6,140	6,508
*BankAtlantic Bancorp, Inc.	35,925	94,124
BankFinancial Corp.	137,417	1,327,448
#Banner Corp.	59,900	339,633
Bar Harbor Bankshares	9,963	292,912
#BCB Bancorp, Inc.	1,775	16,241
*Beneficial Mutual Bancorp., Inc.	7,772	77,021
*Berkshire Bancorp, Inc.	2,534	14,596
Berkshire Hills Bancorp, Inc.	66,866	1,404,186
#Boston Private Financial Holdings, Inc.	287,860	2,282,730
Brookline Bancorp, Inc.	114,309	1,256,256
*Cadence Financial Corp.	44,680	133,593
California First National Bancorp	16,094	210,510
Camco Financial Corp.	13,888	45,969
Camden National Corp.	28,128	1,005,013
#Capital Bank Corp.	1,956	9,271
#Capital City Bank Group, Inc.	4,588	80,703
Capital Southwest Corp.	25,174	2,367,615
#CapitalSource, Inc.	565,922	3,378,554
#*Capitol Bancorp, Ltd.	75,108	183,264
Cardinal Financial Corp.	143,251	1,568,598
Carrollton Bancorp	200	1,030
Cascade Financial Corp.	35,635	71,626
Cash America International, Inc.	82	3,039
#Cathay General Bancorp	298,075	3,687,188
#Center Bancorp, Inc.	39,938	332,284
*Center Financial Corp.	105,901	713,773
CenterState Banks of Florida, Inc.	6,516	78,387
Central Bancorp, Inc.	3,917	36,937
*Central Jersey Bancorp	21,939	81,174
Centrue Financial Corp.	5,660	19,697
CFS Bancorp, Inc.	118,688	591,066
Chemical Financial Corp.	86,848	2,058,298
*Chicopee Bancorp, Inc.	1,000	12,730
Citizens Community Bancorp, Inc.	24,951	106,042
Citizens South Banking Corp.	18,073	123,981
#*Citizens, Inc.	174,068	1,220,217
City National Corp.	58,601	3,649,670
*CNA Surety Corp.	241,846	4,055,757
#CoBiz Financial, Inc.	88,823	634,196
Codorus Valley Bancorp, Inc.	1,188	10,157
#Columbia Banking System, Inc.	121,773	2,737,457
#Comerica, Inc.	273,100	11,470,200
Community Bank System, Inc.	254,329	6,274,296
*Community Capital Corp.	939	4,169
#Community Trust Bancorp, Inc.	2,418	72,588
*Community West Bancshares	16,252	51,356
#*CompuCredit Holdings Corp.	196,574	1,177,478
#*Conseco, Inc.	864,731	5,101,913
*Consumer Portfolio Services, Inc.	79,513	146,304
*Crescent Financial Corp.	47,032	173,078
#CVB Financial Corp.	400	4,404
Danvers Bancorp, Inc.	31,752	519,145
Delphi Financial Group, Inc. Class A	111,871	3,076,452
Dime Community Bancshares, Inc.	19,117	243,742
Donegal Group, Inc. Class A	75,180	1,084,847
Donegal Group, Inc. Class B	6,311	112,052
#*Doral Financial Corp.	51,562	277,919

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
East West Bancorp, Inc.	163,697	$3,206,824
Eastern Insurance Holdings, Inc.	54,171	555,253
Eastern Virginia Bankshares, Inc.	1,500	11,625
ECB Bancorp, Inc.	874	14,421
EMC Insurance Group, Inc.	149,343	3,623,061
Employers Holdings, Inc.	54,624	900,204
*Encore Bancshares, Inc.	26,512	272,808
#*Encore Capital Group, Inc.	136,956	3,151,358
Endurance Specialty Holdings, Ltd.	174,222	6,420,081
Enterprise Financial Services Corp.	20,959	220,279
ESB Financial Corp.	8,257	118,075
ESSA Bancorp, Inc.	67,731	855,443
#F.N.B. Corp.	452,252	4,214,989
Farmers Capital Bank Corp.	7,684	64,776
FBL Financial Group, Inc. Class A	93,865	2,425,472
Federal Agricultural Mortgage Corp.	51,990	1,170,815
#Federal Agricultural Mortgage Corp. Class A	500	8,070
Fidelity Bancorp, Inc.	1,900	16,616
Fidelity National Financial, Inc.	306,661	4,655,114
*Fidelity Southern Corp.	21,526	192,013
Financial Institutions, Inc.	20,284	326,167
*First Acceptance Corp.	101,596	202,176
First Advantage Bancorp	2,023	21,747
First American Corp.	221,135	7,644,637
#First Bancorp (318672102)	249,321	528,561
First Bancorp (318910106)	37,224	607,123
First Bancorp, Inc.	5,884	93,497
*First Bancshares, Inc.	2,300	19,838
First Busey Corp.	115,755	584,563
First Business Financial Services, Inc.	1,900	19,000
#*First California Financial Group, Inc.	1,106	3,650
First Citizens BancShares, Inc.	21,609	4,451,454
First Commonwealth Financial Corp.	247,021	1,617,988
First Community Bancshares, Inc.	12,098	201,432
First Defiance Financial Corp.	27,431	370,318
#First Federal Bancshares of Arkansas, Inc.	18,162	61,569
*First Federal of Northern Michigan Bancorp, Inc.	7,296	10,944
First Financial Corp.	66,725	1,945,034
First Financial Holdings, Inc.	46,171	651,935
First Financial Northwest, Inc.	120,447	776,883
First Financial Service Corp.	1,300	11,037
*First Franklin Corp.	1,300	12,727
*First Keystone Financial, Inc.	2,200	29,172
First M&F Corp.	4,372	19,761
*First Marblehead Corp. (The)	140,828	494,306
First Merchants Corp.	183,992	1,608,090
First Mercury Financial Corp.	57,206	749,971
First Midwest Bancorp, Inc.	276,013	4,195,398
First Niagara Financial Group, Inc.	382,732	5,319,975
*First Pactrust Bancorp, Inc.	13,222	113,048
First Place Financial Corp.	158,429	804,819
First Security Group, Inc.	29,107	83,246
#First South Bancorp, Inc.	167	2,328
#First United Corp.	6,970	46,350
First West Virginia Bancorp, Inc.	780	11,895
Firstbank Corp.	12,251	75,954
*FirstCity Financial Corp.	56,581	412,475
Flagstone Reinsurance Holdings, Ltd.	225,217	2,511,170
Flushing Financial Corp.	99,349	1,352,140
#FNB United Corp.	35,716	63,217
#*Forest City Enterprises, Inc. Class A	268,507	4,148,433

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Forestar Group, Inc.	2,600	$58,604
*FPIC Insurance Group, Inc.	114,616	3,119,848
#Fulton Financial Corp.	429,069	4,505,224
*Genworth Financial, Inc.	525,160	8,675,643
German American Bancorp, Inc.	63,972	1,017,795
Great Southern Bancorp, Inc.	20,800	507,312
#*Greene Bancshares, Inc.	39,232	495,892
*Greenlight Capital Re, Ltd.	100	2,562
*Guaranty Bancorp	269,574	423,231
*Guaranty Federal Bancshares, Inc.	13,552	85,107
*Hallmark Financial Services, Inc.	107,374	1,257,350
Hampden Bancorp, Inc.	14,065	137,837
#Hampton Roads Bankshares, Inc.	28,812	83,267
*Hanmi Financial Corp.	85,526	254,867
Hanover Insurance Group, Inc.	85,552	3,854,118
Harleysville Group, Inc.	234,303	7,502,382
Harleysville Savings Financial Corp.	812	11,928
*Harris & Harris Group, Inc.	147,457	715,166
Hawthorn Bancshares, Inc.	2,628	34,663
HCC Insurance Holdings, Inc.	210,669	5,728,090
Heartland Financial USA, Inc.	5,603	107,073
*Heritage Commerce Corp.	53,451	295,050
*Heritage Financial Corp.	1,432	21,924
Heritage Financial Group	1,572	19,697
HF Financial Corp.	5,809	66,978
*Hilltop Holdings, Inc.	194,173	2,277,649
Hingham Institution for Savings	200	7,386
*HMN Financial, Inc.	24,044	154,843
*Home Bancorp, Inc.	300	4,161
Home Federal Bancorp, Inc.	94,853	1,511,008
HopFed Bancorp, Inc.	22,294	299,520
Horace Mann Educators Corp.	283,712	4,882,684
#Huntington Bancshares, Inc.	1,265,538	8,567,692
IBERIABANK Corp.	49,156	3,029,976
Independence Holding Co.	37,296	298,741
Independent Bank Corp.	57,917	1,502,367
Indiana Community Bancorp	3,207	39,286
Infinity Property & Casualty Corp.	121,616	5,610,146
Integra Bank Corp.	23,130	28,681
#*Interactive Brokers Group, Inc.	73,000	1,251,220
*International Assets Holding Corp.	11,931	192,924
International Bancshares Corp.	91,464	2,210,685
*Intervest Bancshares Corp.	6,162	38,512
*Investors Bancorp, Inc.	8,821	122,700
Investors Title Co.	7,282	236,665
Janus Capital Group, Inc.	21,800	306,944
Jefferson Bancshares, Inc.	3,955	18,391
JMP Group, Inc.	22,232	172,076
#Jones Lang LaSalle, Inc.	77,306	6,097,897
Lakeland Bancorp, Inc.	116,375	1,221,938
Lakeland Financial Corp.	7,429	154,969
Landmark Bancorp, Inc.	1,598	25,584
Legacy Bancorp, Inc.	55,833	523,155
Legg Mason, Inc.	143,841	4,558,321
LNB Bancorp, Inc.	48,953	268,752
*Louisiana Bancorp, Inc.	4,919	72,801
LSB Corp.	7,757	108,520
LSB Financial Corp.	500	6,370
#*Macatawa Bank Corp.	72,314	141,012
*Magyar Bancorp, Inc.	4,390	19,931
MainSource Financial Group, Inc.	128,469	1,039,314

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Market Leader, Inc.	200	$450
*Marlin Business Services Corp.	51,803	596,253
Marshall & Ilsley Corp.	752,886	6,851,263
Max Capital Group, Ltd.	130,568	2,911,666
Mayflower Bancorp, Inc.	475	3,624
MB Financial, Inc.	214,678	5,259,611
*MBIA, Inc.	564,712	5,409,941
MBT Financial Corp.	43,272	126,354
*MCG Capital Corp.	420,652	2,788,923
Meadowbrook Insurance Group, Inc.	377,032	2,978,553
Medallion Financial Corp.	95,372	762,976
#*Mercantile Bancorp, Inc.	3,394	10,861
#Mercantile Bank Corp.	10,031	59,885
Mercer Insurance Group, Inc.	39,743	729,284
*Meridian Interstate Bancorp, Inc.	10,683	123,068
Meta Financial Group, Inc.	10,687	297,205
*Metro Bancorp, Inc.	31,088	421,864
*MetroCorp Bancshares, Inc.	12,016	42,296
#*MF Global Holdings, Ltd.	460,817	4,248,733
#*MGIC Investment Corp.	352,874	3,680,476
MicroFinancial, Inc.	38,611	154,444
MidSouth Bancorp, Inc.	26,183	420,237
MidWestOne Financial Group, Inc.	1,182	16,879
Montpelier Re Holdings, Ltd.	280,872	4,662,475
MutualFirst Financial, Inc.	11,165	100,373
*Nara Bancorp, Inc.	90,930	818,370
*National Financial Partners Corp.	177,134	2,726,092
#National Penn Bancshares, Inc.	525,890	3,849,515
National Western Life Insurance Co. Class A	3,964	757,679
*Navigators Group, Inc.	101,452	4,071,269
Nelnet, Inc. Class A	158,748	3,168,610
*New Century Bancorp, Inc.	3,600	21,708
New Hampshire Thrift Bancshares, Inc.	8,225	89,899
New Westfield Financial, Inc.	118,110	1,074,801
NewAlliance Bancshares, Inc.	534,811	6,968,587
*NewBridge Bancorp	30,607	145,383
*Newport Bancorp, Inc.	1,000	12,125
*NewStar Financial, Inc.	110,924	849,678
North Central Bancshares, Inc.	3,500	64,750
*North Valley Bancorp	13,146	34,837
Northeast Bancorp	1,100	14,333
Northeast Community Bancorp, Inc.	50,944	311,268
Northrim Bancorp, Inc.	21,017	362,753
Northwest Bancshares, Inc.	800	9,992
NYMAGIC, Inc.	64,970	1,442,334
Ocean Shore Holding Co.	175	2,012
OceanFirst Financial Corp.	19,547	251,374
#*Ocwen Financial Corp.	212,409	2,453,324
Old National Bancorp	359,186	4,816,684
Old Republic International Corp.	573,555	8,609,061
#Old Second Bancorp, Inc.	63,988	366,011
OneBeacon Insurance Group, Ltd.	94,983	1,540,624
Oriental Financial Group, Inc.	51,532	861,615
Pacific Continental Corp.	13,449	155,874
#*Pacific Mercantile Bancorp	59,804	298,422
*Pacific Premier Bancorp, Inc.	9,368	46,465
Pamrapo Bancorp, Inc.	2,507	19,078
#*Park Bancorp, Inc.	200	842
#Park National Corp.	2,132	146,042
Parkvale Financial Corp.	6,957	70,057
#Patriot National Bancorp	9,031	20,320

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Penson Worldwide, Inc.	97,039	$912,167
Peoples Bancorp of North Carolina	1,200	8,436
Peoples Bancorp, Inc.	55,610	964,277
#*PHH Corp.	231,556	5,254,006
#*Phoenix Cos., Inc. (The)	648,645	2,095,123
*PICO Holdings, Inc.	122,940	4,370,517
*Pinnacle Financial Partners, Inc.	142,967	2,184,536
#*Piper Jaffray Cos., Inc.	78,100	3,074,016
#Platinum Underwriters Holdings, Ltd.	89,788	3,341,011
*PMA Capital Corp.	322,897	2,218,302
#*PMI Group, Inc. (The)	350,202	1,824,552
Porter Bancorp, Inc.	3,834	54,251
#*Preferred Bank	28,993	56,246
Premier Financial Bancorp, Inc.	8,084	77,606
Presidential Life Corp.	226,739	2,670,985
#Princeton National Bancorp, Inc.	4,902	44,069
PrivateBancorp, Inc.	9,400	134,608
*ProAssurance Corp.	98,073	5,977,549
Prosperity Bancshares, Inc.	54,053	2,119,959
Protective Life Corp.	139,916	3,367,778
Provident Financial Holdings, Inc.	6,774	40,644
Provident Financial Services, Inc.	266,859	3,517,202
Provident New York Bancorp	200,979	2,064,054
Pulaski Financial Corp.	12,074	84,880
QC Holdings, Inc.	104,573	542,734
Radian Group, Inc.	348,514	4,945,414
Reinsurance Group of America, Inc.	159,148	8,216,811
RenaissanceRe Holdings, Ltd.	102,805	5,751,940
Renasant Corp.	144,024	2,380,717
*Republic First Bancorp, Inc.	5,842	21,791
Resource America, Inc.	58,425	345,292
*Riverview Bancorp, Inc.	32,896	116,781
#RLI Corp.	52,348	3,036,184
Rockville Financial, Inc.	19,088	230,201
Rome Bancorp, Inc.	67,122	577,249
Rurban Financial Corp.	1,320	9,405
S&T Bancorp, Inc.	34,853	838,215
*Safeguard Scientifics, Inc.	57,493	791,104
Safety Insurance Group, Inc.	88,538	3,301,582
Sanders Morris Harris Group, Inc.	116,023	692,657
#Sandy Spring Bancorp, Inc.	84,287	1,470,808
SCBT Financial Corp.	17,588	699,827
Seabright Insurance Holdings	139,806	1,521,089
*Seacoast Banking Corp. of Florida	43,066	93,884
Selective Insurance Group, Inc.	316,488	5,288,514
Shore Bancshares, Inc.	3,823	53,866
*SI Financial Group, Inc.	17,273	110,202
Simmons First National Corp.	136,274	3,826,574
*SLM Corp.	170,983	2,092,832
Smithtown Bancorp, Inc.	33,025	153,566
Somerset Hills Bancorp	16,951	149,508
*Southcoast Financial Corp.	12,010	45,398
*Southern Community Financial Corp.	120,522	332,641
*Southern Connecticut Bancorp, Inc.	800	5,408
*Southern First Bancshares, Inc.	9,649	79,604
Southwest Bancorp, Inc.	95,709	1,403,094
StanCorp Financial Group, Inc.	80,485	3,618,606
State Auto Financial Corp.	170,416	3,048,742
State Bancorp, Inc.	5,507	54,519
StellarOne Corp.	69,377	1,034,411
Sterling Bancshares, Inc.	158,472	931,815

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Stewart Information Services Corp.	58,314	$663,613
*Stratus Properties, Inc.	39,127	436,266
Student Loan Corp.	14,328	404,623
*Sun Bancorp, Inc.	73,278	395,701
#*Superior Bancorp	8,776	31,067
#Susquehanna Bancshares, Inc.	476,531	5,194,188
*Sussex Bancorp	2,715	17,159
SWS Group, Inc.	82,234	910,330
#Synovus Financial Corp.	116,274	349,985
#*Taylor Capital Group, Inc.	44,398	608,253
Teche Holding Co.	1,400	44,772
*Tennessee Commerce Bancorp, Inc.	5,621	57,503
*Texas Capital Bancshares, Inc.	12,145	241,686
TF Financial Corp.	6,677	126,863
Thomas Properties Group, Inc.	31,257	142,844
*Thomas Weisel Partners Group, Inc.	70,376	552,452
*Tidelands Bancshares, Inc.	2,800	6,300
Timberland Bancorp, Inc.	59,792	293,579
#Torchmark Corp.	112,499	6,023,196
Tower Bancorp, Inc.	1,708	43,964
*Tower Financial Corp.	2,779	21,954
Tower Group, Inc.	14	323
#TowneBank	4,405	70,612
Transatlantic Holdings, Inc.	175,369	8,721,100
*Tree.com, Inc.	22,412	203,949
TriCo Bancshares	12,984	247,215
Trustmark Corp.	114,923	2,813,315
Umpqua Holdings Corp.	401,775	6,002,518
Unico American Corp.	35,600	338,200
Union First Market Bankshares Corp.	74,874	1,256,386
*United America Indemnity, Ltd.	73,480	698,060
#United Bankshares, Inc.	86,196	2,503,132
*United Community Banks, Inc.	194,398	1,135,284
*United Community Financial Corp.	261,127	522,254
United Financial Bancorp, Inc.	111,330	1,556,393
United Fire & Casualty Co.	97,215	2,223,307
#*United Security Bancshares	1,287	6,048
Unitrin, Inc.	260,675	7,624,744
*Unity Bancorp, Inc.	15,011	82,410
Univest Corp. of Pennsylvania	4,099	80,217
Validus Holdings, Ltd.	231,390	5,916,642
#*Virginia Commerce Bancorp, Inc.	68,450	488,048
VIST Financial Corp.	4,024	37,826
Wainwright Bank & Trust Co.	7,220	69,529
Washington Banking Co.	8,605	123,826
Washington Federal, Inc.	166,670	3,428,402
Washington Trust Bancorp, Inc.	3,754	67,985
*Waterstone Financial, Inc.	4,086	15,772
Wayne Savings Bancshares, Inc.	300	2,538
Webster Financial Corp.	328,521	6,806,955
WesBanco, Inc.	200,127	3,858,449
#Wesco Financial Corp.	100	37,905
West Bancorporation	93,554	760,594
West Coast Bancorp	10,872	37,400
*Western Alliance Bancorp	126,436	1,099,993
White Mountains Insurance Group, Ltd.	25,436	8,739,810
#Whitney Holding Corp.	398,371	5,457,683
Wilber Corp.	4,700	32,007
#Wilmington Trust Corp.	230,873	4,001,029
Wilshire Bancorp, Inc.	67,716	735,396
#Wintrust Financial Corp.	108,018	4,029,071

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
WR Berkley Corp.	72,734	$1,963,818
WSB Holdings, Inc.	2,298	7,055
WVS Financial Corp.	1,304	18,256
Yadkin Valley Financial Corp.	43,183	197,778
Zenith National Insurance Corp.	120,994	4,575,993
#Zions Bancorporation	257,176	7,388,666
*ZipRealty, Inc.	34,838	153,287

Total Financials		625,954,902

Health Care — (5.3%)
*Accelrys, Inc.	39,007	272,659
#*Air Methods Corp.	5,531	182,965
*Albany Molecular Research, Inc.	256,831	2,054,648
*Allied Healthcare International, Inc.	231,459	650,400
*Allied Healthcare Products, Inc.	26,236	101,009
*American Dental Partners, Inc.	81,059	1,044,040
*American Shared Hospital Services	8,624	24,923
*AMN Healthcare Services, Inc.	61,025	557,769
*AngioDynamics, Inc.	190,953	3,055,248
*Anika Therapeutics, Inc.	59,625	420,356
*Animal Health International, Inc.	4,200	10,332
*ARCA Biopharma, Inc.	3,350	17,521
*Assisted Living Concepts, Inc.	52,514	1,843,241
*Bioanalytical Systems, Inc.	12,119	13,331
*BioScrip, Inc.	176,442	1,577,391
*BMP Sunstone Corp.	8,673	46,574
*Brookdale Senior Living, Inc.	35,280	758,520
*Caliper Life Sciences, Inc.	213,467	856,003
*Cambrex Corp.	173,400	761,226
Cantel Medical Corp.	92,526	1,846,819
*Capital Senior Living Corp.	245,552	1,291,604
*Caraco Pharmaceutical Laboratories, Ltd.	1,120	7,224
*Cardiac Science Corp.	125,889	196,387
*CardioNet, Inc.	6,314	60,741
*Celera Corp.	216,674	1,618,555
*Community Health Systems, Inc.	31,052	1,268,785
*Conmed Corp.	277,872	6,179,873
*Continucare Corp.	25,655	85,944
#Cooper Cos., Inc.	121,300	4,717,357
*Coventry Health Care, Inc.	241,690	5,737,721
*Cross Country Healthcare, Inc.	257,750	2,582,655
*Cutera, Inc.	82,182	950,024
*Cynosure, Inc.	21,614	272,336
Daxor Corp.	10,080	112,896
*Digirad Corp.	11,191	24,732
*Dynacq Healthcare, Inc.	7,262	19,607
Ensign Group, Inc.	34,100	591,976
*Five Star Quality Care, Inc.	58,704	173,764
*Gentiva Health Services, Inc.	127,114	3,645,630
#*Greatbatch, Inc.	111,957	2,501,119
*Harvard Bioscience, Inc.	133,551	558,243
*Health Net, Inc.	107,769	2,373,073
*HealthSpring, Inc.	274,072	4,823,667
*HealthTronics, Inc.	268,771	954,137
*Healthways, Inc.	95,785	1,560,338
Hill-Rom Holdings, Inc.	119,877	3,801,300
*Hologic, Inc.	297,583	5,317,808
*IntegraMed America, Inc.	88,333	754,364
#Invacare Corp.	125,591	3,319,370
*InVentiv Health, Inc.	78,752	1,813,659
*Inverness Medical Innovations, Inc.	143,480	5,707,634

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Iridex Corp.	14,676	$63,547
*Kendle International, Inc.	64,180	1,062,179
Kewaunee Scientific Corp.	10,051	132,573
*Kindred Healthcare, Inc.	163,100	2,909,704
#*King Pharmaceuticals, Inc.	239,935	2,351,363
*K-V Pharmaceutical Co.	148,512	230,194
*Lannet Co., Inc.	19,461	91,272
*LCA-Vision, Inc.	102,807	866,663
*LeMaitre Vascular, Inc.	43,582	215,295
#*LifePoint Hospitals, Inc.	162,149	6,190,849
*Martek Biosciences Corp.	21,822	480,739
*Matrixx Initiatives, Inc.	4,400	22,528
*Maxygen, Inc.	154,788	992,191
*MedCath Corp.	128,017	1,272,489
*Medical Action Industries, Inc.	90,468	1,073,855
#*MediciNova, Inc.	2,650	17,198
*MEDTOX Scientific, Inc.	29,700	380,457
*Misonix, Inc.	28,468	63,768
*Molina Healthcare, Inc.	50,201	1,464,363
*National Dentex Corp.	6,141	104,274
*Nighthawk Radiology Holdings, Inc.	36,920	136,604
*NovaMed, Inc.	93,884	307,940
*NxStage Medical, Inc.	17,639	224,368
*Odyssey Healthcare, Inc.	159,825	3,329,155
Omnicare, Inc.	341,925	9,502,096
*Osteotech, Inc.	167,822	713,244
*OTIX Global, Inc.	19,022	95,300
*Par Pharmaceutical Cos., Inc.	73,778	2,002,335
*PDI, Inc.	95,738	868,344
*Prospect Medical Holdings, Inc.	28,770	193,910
#*Psychiatric Solutions, Inc.	4,300	138,331
*Regeneration Technologies, Inc.	158,252	606,105
*Res-Care, Inc.	138,420	1,611,209
*Skilled Healthcare Group, Inc.	37,960	253,952
*Solta Medical, Inc.	900	2,133
Span-American Medical System, Inc.	12,454	208,106
*SRI/Surgical Express, Inc.	22,799	114,907
*Strategic Diagnostics, Inc.	33,915	63,082
*Sun Healthcare Group, Inc.	106,059	948,167
*SunLink Health Systems, Inc.	4,759	12,611
*Sunrise Senior Living, Inc.	98,107	545,475
*Symmetry Medical, Inc.	26,599	307,484
Teleflex, Inc.	29,171	1,788,766
*Theragenics Corp.	198,596	305,838
*TomoTherapy, Inc.	125,003	486,262
#*Triple-S Management Corp.	82,762	1,506,268
*Universal American Corp.	305,345	4,687,046
#*Viropharma, Inc.	368,803	4,691,174
*Vital Images, Inc.	55,393	874,102
*WellCare Health Plans, Inc.	1,285	36,790
Young Innovations, Inc.	33,438	841,634
*Zoll Medical Corp.	48	1,466

Total Health Care		136,507,203

Industrials — (12.7%)
*A.T. Cross Co.	70,005	329,724
#*AAR Corp.	150,788	3,676,211
Aceto Corp.	220,642	1,471,682
*AeroCentury Corp.	4,464	103,654
#*AGCO Corp.	94,100	3,295,382
*Air Transport Services Group, Inc.	6,429	35,360

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Aircastle, Ltd.	308,593	$3,706,202
#*AirTran Holdings, Inc.	51,900	274,032
Alamo Group, Inc.	66,795	1,573,690
*Alaska Air Group, Inc.	144,700	5,992,027
Albany International Corp.	33,200	845,604
#Alexander & Baldwin, Inc.	165,606	5,892,261
*Allied Defense Group, Inc.	44,901	239,771
*Altra Holdings, Inc.	45,945	696,526
*Amerco, Inc.	93,653	5,848,630
American Railcar Industries, Inc.	67,362	1,101,369
*American Reprographics Co.	16,200	161,838
American Woodmark Corp.	56,353	1,302,318
#Ameron International Corp.	31,840	2,209,378
Ampco-Pittsburgh Corp.	15,221	391,332
*AMREP Corp.	7,120	103,240
#Apogee Enterprises, Inc.	116,500	1,600,710
Applied Industrial Technologies, Inc.	209,236	6,440,284
*Argon ST, Inc.	69,093	1,796,418
Arkansas Best Corp.	46,299	1,410,268
#*Armstrong World Industries, Inc.	106,905	4,655,713
#*Arotech Corp.	33,113	57,286
*ATC Technology Corp.	54,606	1,116,147
*Atlas Air Worldwide Holdings, Inc.	61,010	3,372,023
*Avalon Holding Corp. Class A	12,927	41,237
#*Avis Budget Group, Inc.	317,870	4,806,194
#Baldor Electric Co.	79,645	3,059,164
#Barnes Group, Inc.	62,835	1,306,968
Barrett Business Services, Inc.	18,370	282,898
*BE Aerospace, Inc.	32,600	968,546
*Beacon Roofing Supply, Inc.	5,663	125,719
*BlueLinx Holdings, Inc.	115,057	576,436
Bowne & Co., Inc.	187,275	2,093,734
Briggs & Stratton Corp.	116,653	2,769,342
*BTU International, Inc.	4,574	27,353
#*C&D Technologies, Inc.	31,010	44,964
*CAI International, Inc.	33,745	459,269
Cascade Corp.	20,390	710,795
*Casella Waste Systems, Inc.	16,708	86,213
CDI Corp.	136,877	2,385,766
*CECO Environmental Corp.	15,092	80,289
*Celadon Group, Inc.	94,143	1,405,555
*Ceradyne, Inc.	99,596	2,211,031
*Champion Industries, Inc.	41,391	73,676
Chase Corp.	2,881	37,828
Chicago Rivet & Machine Co.	1,073	17,404
CIRCOR International, Inc.	62,948	2,169,188
#*Coleman Cable, Inc.	2,484	14,233
*Columbus McKinnon Corp.	46,322	835,186
*Commercial Vehicle Group, Inc.	13,470	126,349
CompX International, Inc.	2,700	29,835
*Consolidated Graphics, Inc.	56,195	2,355,132
*Cornell Cos., Inc.	125,525	3,451,938
Courier Corp.	1,429	24,565
*Covenant Transportation Group, Inc.	78,999	584,593
*CPI Aerostructures, Inc.	19,611	175,518
*CRA International, Inc.	32,248	749,121
*Dollar Thrifty Automotive Group, Inc.	25,700	1,130,543
Ducommun, Inc.	75,133	1,719,794
*DXP Enterprises, Inc.	4,897	81,241
*Dycom Industries, Inc.	127,414	1,353,137
#*Eagle Bulk Shipping, Inc.	373,184	2,160,735

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Eastern Co.	33,761	$548,616
Ecology & Environment, Inc. Class A	7,958	105,205
Encore Wire Corp.	85,599	1,901,154
#*Energy Conversion Devices, Inc.	35,110	249,983
*EnerSys, Inc.	69,516	1,799,074
Ennis, Inc.	155,002	2,865,987
#*EnPro Industries, Inc.	110,179	3,479,453
Espey Manufacturing & Electronics Corp.	10,570	204,001
*Esterline Technologies Corp.	118,749	6,623,819
#*Evergreen Solar, Inc.	41,007	45,928
*ExpressJet Holdings, Inc.	86,884	347,536
Federal Signal Corp.	186,377	1,502,199
*Flanders Corp.	12,351	47,551
*Franklin Covey Co.	80,182	631,834
Freightcar America, Inc.	54,647	1,563,997
*Frozen Food Express Industries, Inc.	131,556	592,002
G & K Services, Inc. Class A	78,752	2,164,892
Gardner Denver Machinery, Inc.	12,904	648,942
GATX Corp.	188,700	6,159,168
#*Genco Shipping & Trading, Ltd.	123,420	2,858,407
*Gencor Industries, Inc.	30,156	235,820
*Gibraltar Industries, Inc.	158,924	2,387,038
*GP Strategies Corp.	99,044	799,285
Great Lakes Dredge & Dock Corp.	196,432	1,064,661
*Greenbrier Cos., Inc.	98,912	1,610,287
*Griffon Corp.	248,598	3,505,232
*H&E Equipment Services, Inc.	139,252	1,644,566
Hardinge, Inc.	76,964	769,640
*Herley Industries, Inc.	140,710	2,061,402
*Hertz Global Holdings, Inc.	463,752	6,705,854
Horizon Lines, Inc.	43,530	238,109
*Hudson Highland Group, Inc.	98,517	552,680
*Hurco Cos., Inc.	33,862	658,955
*Innovative Solutions & Support, Inc.	2,164	12,594
*Insituform Technologies, Inc.	32,798	786,168
Insteel Industries, Inc.	42,215	517,556
#*Interline Brands, Inc.	124,267	2,585,996
International Shipholding Corp.	29,333	889,963
*Intersections, Inc.	87,376	465,714
#*JetBlue Airways Corp.	493,764	2,760,141
*Kadant, Inc.	119,880	2,398,799
Kaman Corp. Class A	36,411	998,026
#*Kansas City Southern	131,433	5,329,608
*Kelly Services, Inc. Class A	138,201	2,222,272
Kennametal, Inc.	10,200	335,172
*Key Technology, Inc.	11,864	164,554
*Kforce, Inc.	65,373	908,031
Kimball International, Inc. Class B	180,974	1,455,031
#*Korn/Ferry International	14,500	235,045
*Kratos Defense & Security Solutions, Inc.	6,500	92,625
L.S. Starrett Co. Class A	18,664	215,569
*LaBarge, Inc.	10,200	126,072
*Ladish Co., Inc.	65,022	1,787,455
Lawson Products, Inc.	33,900	550,875
*Layne Christensen Co.	60,673	1,661,227
*LECG Corp.	105,892	355,797
*LGL Group, Inc.	10,433	81,899
*LMI Aerospace, Inc.	52,248	901,800
LSI Industries, Inc.	87,761	616,960
*Lydall, Inc.	131,546	1,060,261
*M&F Worldwide Corp.	176,418	5,408,976

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Manitowoc Co., Inc. (The)	83,953	$1,176,182
*Marten Transport, Ltd.	168,186	3,674,864
McGrath Rentcorp	37,876	984,397
*Metalico, Inc.	286,968	1,893,989
Met-Pro Corp.	920	9,356
*MFRI, Inc.	53,154	360,916
Miller Industries, Inc.	63,030	901,329
#*Mobile Mini, Inc.	116,111	1,929,765
*Moog, Inc.	21,103	784,399
Mueller Industries, Inc.	72,720	2,156,148
Mueller Water Products, Inc.	358,502	2,007,611
Multi-Color Corp.	900	11,259
NACCO Industries, Inc. Class A	28,822	2,505,785
National Technical Systems, Inc.	104,047	547,287
*NN, Inc.	160,834	1,158,005
#*Northwest Pipe Co.	75,764	1,827,428
#*Ocean Power Technologies, Inc.	52,753	360,831
*On Assignment, Inc.	189,935	1,335,243
*Orion Energy Systems, Inc.	14,940	79,630
*Oshkosh Corp.	64,101	2,475,581
*Owens Corning	284,466	9,893,727
*P.A.M. Transportation Services, Inc.	60,286	954,930
#*Pacer International, Inc.	49,283	327,239
*Park-Ohio Holdings Corp.	42,100	541,827
*Patrick Industries, Inc.	6,319	20,600
*Patriot Transportation Holding, Inc.	8,523	715,421
*PGT, Inc.	5,849	18,132
*Pinnacle Airlines Corp.	54,355	397,335
*Polypore International, Inc.	65,000	1,151,150
Portec Rail Products, Inc.	14,102	166,686
*PowerSecure International, Inc.	86,672	975,927
Preformed Line Products Co.	20,974	629,220
Providence & Worcester Railroad Co.	12,400	163,060
Quanex Building Products Corp.	13,125	249,375
R. R. Donnelley & Sons Co.	62,605	1,345,381
*RCM Technologies, Inc.	93,190	383,011
*Republic Airways Holdings, Inc.	221,621	1,387,347
Robbins & Myers, Inc.	5,026	130,224
*Rush Enterprises, Inc. Class A	251,102	4,072,874
*Rush Enterprises, Inc. Class B	51,902	714,172
Ryder System, Inc.	255,543	11,887,860
*Saia, Inc.	122,741	2,033,818
*Sauer-Danfoss, Inc.	26,990	438,588
Schawk, Inc.	136,683	2,590,143
#*School Specialty, Inc.	64,527	1,513,803
Seaboard Corp.	2,323	3,391,603
Servotronics, Inc.	5,550	47,674
*SFN Group, Inc.	166,800	1,426,140
SIFCO Industries, Inc.	13,489	186,958
SkyWest, Inc.	229,708	3,441,026
*SL Industries, Inc.	4,799	50,629
*Sparton Corp.	56,079	327,501
Standex International Corp.	85,425	2,039,095
Steelcase, Inc. Class A	256,483	2,105,725
Superior Uniform Group, Inc.	39,336	404,767
*Supreme Industries, Inc.	15,254	44,237
*Sypris Solutions, Inc.	23,905	107,333
TAL International Group, Inc.	120,167	3,123,140
Technology Research Corp.	31,760	168,646
*Tecumseh Products Co. Class A	33,687	430,520
*Tecumseh Products Co. Class B	7,143	93,716

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Textainer Group Holdings, Ltd.	3,705	$85,067
#Titan International, Inc.	138,870	1,723,377
#*Titan Machinery, Inc.	10,269	147,668
Todd Shipyards Corp.	30,826	489,517
*TRC Cos., Inc.	90,876	281,716
Tredegar Industries, Inc.	224,820	3,835,429
*Trimas Corp.	464,012	4,719,002
#Trinity Industries, Inc.	277,414	6,904,834
Triumph Group, Inc.	63,501	4,925,138
*Tufco Technologies, Inc.	2,846	12,409
#*Tutor Perini Corp.	154,241	3,743,429
Twin Disc, Inc.	43,794	618,371
*U.S. Home Systems, Inc.	7,102	24,786
*United Capital Corp.	4,025	99,941
#*United Rentals, Inc.	120,420	1,729,231
Universal Forest Products, Inc.	60,210	2,531,830
*URS Corp.	8,519	437,451
*USA Truck, Inc.	63,539	1,170,388
#*USG Corp.	206,165	4,865,494
*Valpey Fisher Corp.	13,337	30,008
*Versar, Inc.	1,000	3,290
Viad Corp.	110,731	2,591,105
*Vicor Corp.	20,100	303,912
Virco Manufacturing Corp.	25,961	93,460
*Volt Information Sciences, Inc.	126,865	1,590,887
*Wabash National Corp.	9,900	96,228
*Waste Services, Inc.	130,812	1,470,327
Watts Water Technologies, Inc.	110,820	3,931,894
*WCA Waste Corp.	77,717	385,476
*Willis Lease Finance Corp.	35,581	499,557

Total Industrials		327,339,819

Information Technology — (10.3%)
*Acorn Energy, Inc.	16,058	90,567
*Actel Corp.	170,973	2,653,501
*ActivIdentity Corp.	338,960	993,153
*Adaptec, Inc.	640,285	1,978,481
#*ADC Telecommunications, Inc.	55,556	445,004
*Adept Technology, Inc.	1,000	5,910
*Advanced Analogic Technologies, Inc.	8,600	32,680
*Aehr Test Systems	9,509	27,956
*Aetrium, Inc.	2,380	8,163
Agilysys, Inc.	208,773	2,265,187
American Software, Inc. Class A	27,477	175,578
*Amtech Systems, Inc.	49,801	476,596
#*Anadigics, Inc.	345,546	1,738,096
*Anaren, Inc.	153,634	2,276,856
*AOL, Inc.	162,938	3,806,232
#*Arris Group, Inc.	276,928	3,403,445
*Arrow Electronics, Inc.	78,000	2,379,000
Astro-Med, Inc.	18,213	138,419
*AuthenTec, Inc.	27,644	71,045
*Aviat Networks, Inc.	108,676	706,394
*Avid Technology, Inc.	156,640	2,286,944
AVX Corp.	174,897	2,702,159
*Aware, Inc.	33,667	83,831
*AXT, Inc.	187,087	817,570
Bel Fuse, Inc. Class A	10,162	220,922
Bel Fuse, Inc. Class B	48,527	1,136,502
*Benchmark Electronics, Inc.	251,216	5,436,314
Black Box Corp.	52,294	1,631,050

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Brooks Automation, Inc.	95,418	$927,463
*Bsquare Corp.	37,599	97,757
*CalAmp Corp.	6,881	19,611
*Cascade Microtech, Inc.	71,177	342,361
*CEVA, Inc.	68,479	838,183
*Checkpoint Systems, Inc.	102,961	2,325,889
*Ciber, Inc.	426,648	1,693,793
#*Ciena Corp.	49,297	911,502
*Coherent, Inc.	15,163	569,674
Cohu, Inc.	150,732	2,434,322
*Comarco, Inc.	38,000	95,760
—#*Commerce One LLC	110	—
Communications Systems, Inc.	40,974	526,106
*Concurrent Computer Corp.	32,991	185,409
*Convergys Corp.	374,468	4,733,276
*CPI International, Inc.	53,113	713,308
*Cray, Inc.	7,987	53,992
*CSP, Inc.	4,766	16,395
CTS Corp.	240,259	2,522,720
*CyberOptics Corp.	73,404	814,050
*Cypress Semiconductor Corp.	104,662	1,349,093
*Datalink Corp.	10,080	45,360
*Dataram Corp.	30,882	73,499
*DDi Corp.	72,238	618,357
*Digi International, Inc.	192,083	2,057,209
*Digimarc Corp.	20,079	361,623
*Ditech Networks, Inc.	198,913	308,315
*DivX, Inc.	61,647	515,369
*Dot Hill Systems Corp.	43,040	74,459
*Double-Take Software, Inc.	10,079	108,349
*DSP Group, Inc.	126,082	1,030,090
*Dynamics Research Corp.	35,578	508,765
*EchoStar Corp.	107,998	2,074,642
*Edgewater Technology, Inc.	77,698	245,526
*EFJohnson Technologies, Inc.	23,908	25,582
Electro Rent Corp.	127,982	1,828,863
*Electro Scientific Industries, Inc.	235,813	3,247,145
*Electronics for Imaging, Inc.	188,357	2,420,387
*EMS Technologies, Inc.	76,434	1,214,536
*Emulex Corp.	264,604	3,109,097
*Endwave Corp.	57,493	174,204
#*Entegris, Inc.	35,012	216,724
*Epicor Software Corp.	320,600	2,943,108
#*EPIQ Systems, Inc.	75,753	912,824
*ePlus, Inc.	29,397	547,078
*Euronet Worldwide, Inc.	72,949	1,162,078
*Exar Corp.	210,833	1,558,056
*Extreme Networks	142,000	472,860
*Fairchild Semiconductor Corp. Class A	135,800	1,523,676
*Frequency Electronics, Inc.	22,987	127,348
*FSI International, Inc.	97,000	370,540
*Gerber Scientific, Inc.	207,688	1,495,354
*Globecomm Systems, Inc.	113,782	886,362
*GSI Technology, Inc.	98,898	639,870
*GTSI Corp.	92,247	590,381
*Hackett Group, Inc.	229,511	644,926
*Harmonic, Inc.	170,805	1,168,306
*Hauppauge Digital, Inc.	855	975
*Henry Bros. Electronics, Inc.	7,362	30,920
*Hutchinson Technology, Inc.	117,358	714,710
*Hypercom Corp.	152,123	631,310

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*I.D. Systems, Inc.	59,298	$193,904
*IAC/InterActiveCorp	403,904	9,055,528
#*ICx Technologies, Inc.	8,027	56,590
*Ikanos Communications, Inc.	166,080	470,006
*Imation Corp.	184,809	2,003,330
*infoGROUP, Inc.	102,751	823,036
*InfoSpace, Inc.	130,906	1,370,586
*Ingram Micro, Inc.	412,271	7,486,841
*Insight Enterprises, Inc.	117,870	1,771,586
*Integral Systems, Inc.	7,883	68,740
*Integrated Device Technology, Inc.	328,784	2,173,262
*Integrated Silicon Solution, Inc.	228,703	2,819,908
*Intellicheck Mobilisa, Inc.	1,827	3,398
*Internap Network Services Corp.	202,949	1,173,045
#*Internet Brands, Inc.	206,410	2,136,344
*Internet Capital Group, Inc.	363,211	3,592,157
*Interphase Corp.	43,384	109,328
*Intevac, Inc.	132,417	1,843,245
*IntriCon Corp.	8,166	29,398
*INX, Inc.	3,900	18,876
*IXYS Corp.	104,582	944,375
#*JDA Software Group, Inc.	13,536	391,190
*JDS Uniphase Corp.	300,106	3,898,377
Keithley Instruments, Inc.	35,933	305,790
*KEY Tronic Corp.	72,852	462,610
Keynote Systems, Inc.	96,456	1,059,087
*Kopin Corp.	240,266	1,011,520
*KVH Industries, Inc.	37,815	569,872
#*L-1 Identity Solutions, Inc.	372,479	3,229,393
*Lattice Semiconductor Corp.	474,594	2,501,110
#*Lawson Software, Inc.	173,000	1,342,480
*LeCroy Corp.	60,216	352,264
*LoJack Corp.	3,423	14,308
*LookSmart, Ltd.	115,165	158,928
#*Loral Space & Communications, Inc.	67,833	2,920,889
*Mace Security International, Inc.	64,702	55,967
Marchex, Inc.	65,293	343,441
*Mattson Technology, Inc.	23,818	107,181
*Measurement Specialties, Inc.	31,131	512,728
*MEMSIC, Inc.	7,555	25,083
*Mercury Computer Systems, Inc.	105,756	1,360,022
Methode Electronics, Inc.	229,032	2,542,255
*Microtune, Inc.	25,048	67,129
#*MKS Instruments, Inc.	132,207	2,998,455
*ModusLink Global Solutions, Inc.	248,294	2,217,265
*MoSys, Inc.	49,450	213,624
#*Nanometrics, Inc.	120,927	1,293,919
*NAPCO Security Technologies, Inc.	2,643	6,370
*Network Equipment Technologies, Inc.	72,638	372,633
*Newport Corp.	205,855	2,435,265
*Nu Horizons Electronics Corp.	117,606	423,380
O.I. Corp.	8,610	78,265
*Occam Networks, Inc.	20,877	136,118
*OmniVision Technologies, Inc.	120,777	2,120,844
*Online Resources Corp.	23,209	108,154
*Oplink Communications, Inc.	114,141	1,724,671
OPNET Technologies, Inc.	48,521	779,247
*Opnext, Inc.	89,922	211,317
*Optelecom-NKF, Inc.	4,562	10,401
*Optical Cable Corp.	64,334	210,372
*Orbcomm, Inc.	34,348	75,909

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*OSI Systems, Inc.	73,747	$1,920,372
*PAR Technology Corp.	68,559	480,599
*PC Connection, Inc.	250,645	1,724,438
*PC Mall, Inc.	120,996	627,969
*PC-Tel, Inc.	112,140	730,031
*PDF Solutions, Inc.	1,736	8,593
*Perceptron, Inc.	78,935	371,784
*Perficient, Inc.	1,888	23,543
*Performance Technologies, Inc.	67,536	189,101
*Pericom Semiconductor Corp.	280,516	3,276,427
*Pervasive Software, Inc.	213,478	1,063,120
*Photronics, Inc.	165,351	901,163
*Planar Systems, Inc.	22,131	57,762
*PLATO Learning, Inc.	16,586	93,711
*PLX Technology, Inc.	91,296	479,304
*Presstek, Inc.	18,573	85,807
—*Price Communications Liquidation Trust	262,880	35,904
Qualstar Corp.	101,200	197,340
*RadiSys Corp.	115,493	1,130,676
*RealNetworks, Inc.	604,192	2,507,397
*Reis, Inc.	44,460	265,871
*RF Industries, Ltd.	1,555	7,915
Richardson Electronics, Ltd.	88,488	1,016,727
#*Rofin-Sinar Technologies, Inc.	113,400	3,011,904
*Rudolph Technologies, Inc.	161,480	1,538,904
*S1 Corp.	333,989	2,060,712
*Sandisk Corp.	371,916	14,835,729
*Sanmina-SCI Corp.	75,319	1,342,938
*SCM Microsystems, Inc.	104,195	161,502
*SeaChange International, Inc.	241,333	2,010,304
Servidyne, Inc.	18,317	61,728
#*Sigma Designs, Inc.	6,900	81,834
*Silicon Graphics International Corp.	68,637	678,820
*Silicon Image, Inc.	70,670	262,892
#*Skyworks Solutions, Inc.	130,105	2,190,968
*Smart Modular Technologies (WWH), Inc.	109,669	769,876
*Smith Micro Software, Inc.	30,875	293,004
*SonicWALL, Inc.	294,586	2,984,156
*Soundbite Communications, Inc.	2,900	8,729
*Spectrum Control, Inc.	71,048	987,567
*Stamps.com, Inc.	1,697	17,988
*Standard Microsystems Corp.	56,900	1,461,192
*StarTek, Inc.	88,175	597,826
*Support.com, Inc.	224,741	979,871
Sycamore Networks, Inc.	123,048	2,435,120
*Symmetricom, Inc.	323,369	2,143,936
*Symyx Technologies, Inc.	192,400	1,048,580
#*SYNNEX Corp.	137,411	3,767,810
*Tech Data Corp.	136,956	5,875,412
*TechTarget, Inc.	80,457	390,216
*TechTeam Global, Inc.	98,368	605,947
*Telular Corp.	84,143	257,478
#*Teradyne, Inc.	38,046	465,303
Tessco Technologies, Inc.	24,999	635,975
TheStreet.com, Inc.	181,724	692,368
#*THQ, Inc.	118,042	897,119
*Tier Technologies, Inc.	205,550	1,720,454
*Tollgrade Communications, Inc.	77,452	492,595
*Track Data Corp.	13,582	48,895
*Transact Technologies, Inc.	1,204	9,018
*Triquint Semiconductor, Inc.	292,903	2,208,489

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*TSR, Inc.	10,164	$25,613
*TTM Technologies, Inc.	248,132	2,694,714
*Ultra Clean Holdings, Inc.	39,863	393,448
*Ultratech, Inc.	36,982	543,266
United Online, Inc.	142,904	1,138,945
#*UTStarcom, Inc.	599,188	1,707,686
*Viasystems Group, Inc.	474	10,191
*Vicon Industries, Inc.	36,465	175,397
*Video Display Corp.	7,370	36,997
*Virage Logic Corp.	65,390	606,819
*Virtusa Corp.	387,245	3,984,751
*Vishay Intertechnology, Inc.	301,696	3,140,655
*Web.com Group, Inc.	84,471	407,995
*WPCS International, Inc.	12,639	40,318
*X-Rite, Inc.	12,155	40,112
*Zoran Corp.	153,368	1,492,271
*Zygo Corp.	74,973	708,495

Total Information Technology		267,004,704

Materials — (6.1%)
A. Schulman, Inc.	219,201	5,701,418
*A.M. Castle & Co.	159,088	2,182,687
*American Pacific Corp.	39,681	242,054
*Arabian American Development Co.	100	277
Arch Chemicals, Inc.	2,361	80,298
Ashland, Inc.	157,600	9,386,656
*Boise, Inc.	501,961	3,458,511
*Brush Engineered Materials, Inc.	79,268	2,356,638
*Buckeye Technologies, Inc.	215,900	3,048,508
*Bway Holding Co.	43,721	864,801
Cabot Corp.	162,798	5,297,447
#Carpenter Technology Corp.	105,464	4,141,571
*Century Aluminum Co.	305,919	4,123,788
#*Coeur d’Alene Mines Corp.	272,130	4,876,570
Commercial Metals Co.	98,871	1,471,200
*Continental Materials Corp.	50	808
*Core Molding Technologies, Inc.	8,624	45,707
Cytec Industries, Inc.	82,040	3,942,842
*Domtar Corp.	90,272	6,394,868
*Ferro Corp.	128,438	1,402,543
#*Flotek Industries, Inc.	32,700	66,381
Friedman Industries, Inc.	55,040	325,837
*Graphic Packaging Holding Co.	787,775	2,906,890
Haynes International, Inc.	40,017	1,437,010
*Headwaters, Inc.	369,719	2,218,314
#*Hecla Mining Co.	155,101	925,953
*Horsehead Holding Corp.	118,750	1,410,750
Huntsman Corp.	446,913	5,099,277
ICO, Inc.	32,452	278,114
Innophos Holdings, Inc.	45,800	1,304,842
*Innospec, Inc.	17,644	234,842
Kaiser Aluminum Corp.	76,370	3,069,310
*KapStone Paper & Packaging Corp.	248,768	3,209,107
*Kronos Worldwide, Inc.	40,656	772,464
*Landec Corp.	71,200	436,456
#*Louisiana-Pacific Corp.	487,356	5,731,307
#MeadWestavco Corp.	317,600	8,629,192
#*Mercer International, Inc.	102,843	566,665
Minerals Technologies, Inc.	35,900	2,071,430
#*Mines Management, Inc.	15,056	40,952
*Mod-Pac Corp.	6,879	39,417

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Myers Industries, Inc.	191,350	$2,078,061
Neenah Paper, Inc.	86,988	1,522,290
NL Industries, Inc.	33,306	282,768
*Northern Technologies International Corp.	19,155	181,589
Olympic Steel, Inc.	78,275	2,487,580
*OM Group, Inc.	169,000	6,379,750
P.H. Glatfelter Co.	174,463	2,562,861
*Penford Corp.	65,016	601,398
*PolyOne Corp.	340,579	3,851,948
Quaker Chemical Corp.	46,095	1,450,610
*Ready Mix, Inc.	9,185	20,942
Reliance Steel & Aluminum Co.	122,652	5,986,644
*Rock of Ages Corp.	7,450	26,075
#*RTI International Metals, Inc.	114,722	3,103,230
Schnitzer Steel Industries, Inc. Class A	31,675	1,710,450
Schweitzer-Maudoit International, Inc.	4,135	235,364
*Spartech Corp.	72,613	1,034,009
#*Stillwater Mining Co.	208,890	3,530,241
Synalloy Corp.	20,457	201,297
Temple-Inland, Inc.	105,170	2,452,564
#Texas Industries, Inc.	65,900	2,493,656
#*U.S. Gold Corp.	170,060	579,905
*Universal Stainless & Alloy Products, Inc.	44,949	1,048,660
*Wausau Paper Corp.	293,807	2,600,192
Westlake Chemical Corp.	205,655	5,774,792
#Worthington Industries, Inc.	237,788	3,797,474
*Zoltek Cos., Inc.	110,726	1,089,544

Total Materials		156,877,596

Other — (0.0%)
—Allen Organ Co. Escrow Shares	400	658
—*ePresence, Inc. Escrow Shares	49,500	—
—*Landco Real Estate LLC	400	—
—*MAIR Holdings, Inc. Escrow Shares	161,133	—
—*Petrocorp, Inc. Escrow Shares	4,900	294

Total Other		952

Telecommunication Services — (0.4%)
*Arbinet Corp.	97,806	197,568
CenturyTel, Inc.	30,554	1,042,197
*FiberTower Corp.	3,432	18,670
*General Communications, Inc. Class A	147,581	907,623
*IDT Corp.	9,377	73,047
*IDT Corp. Class B	57,464	569,468
*Leap Wireless International, Inc.	2,462	45,104
*SureWest Communications	69,811	600,375
Telephone & Data Systems, Inc.	104,640	3,626,822
Telephone & Data Systems, Inc. Special Shares	91,501	2,770,650
*United States Cellular Corp.	3,247	136,634
*Xeta Corp.	76,949	282,403

Total Telecommunication Services		10,270,561

Utilities — (0.4%)
#*Dynegy, Inc.	818,200	1,088,206
Maine & Maritimes Corp.	5,278	230,543
Middlesex Water Co.	88	1,589
*Mirant Corp.	374,268	4,363,965
Pennichuck Corp.	1,835	42,700
*RRI Energy, Inc.	594,031	2,417,706
SJW Corp.	12,681	348,474

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Unitil Corp.	45,282	$999,827

Total Utilities		9,493,010

TOTAL COMMON STOCKS		2,230,887,703

RIGHTS/WARRANTS — (0.0%) — *Bank of Florida Corp. Rights 05/21/10	34,326	7,208
—*Lantronix, Inc. Warrants	259	—

TOTAL RIGHTS/WARRANTS		7,208

	Shares/ Face Amount (000)
SECURITIES LENDING COLLATERAL — (13.6%)
§@DFA Short Term Investment Fund	334,225,480	334,225,480
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $15,757,238 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 11/01/37 to 12/01/39, valued at $11,474,963) to be repurchased at $11,140,906	$11,141	11,140,741
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $11,185,000 FNMA 6.000%, 01/01/48, valued at $7,476,981) to be repurchased at $7,259,165	7,259	7,259,044

TOTAL SECURITIES LENDING COLLATERAL		352,625,265

TOTAL INVESTMENTS — (100.0%) (Cost $2,119,914,240)		$2,583,520,176

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (81.3%)
Consumer Discretionary — (14.7%)
*1-800-FLOWERS.COM, Inc.	24,461	$69,958
*99 Cents Only Stores	102,000	1,583,040
Aaron’s, Inc. Class A	9,820	184,763
*AC Moore Arts & Crafts, Inc.	25,855	105,488
Acme United Corp.	9,449	107,719
*AFC Enterprises, Inc.	42,208	460,489
*AH Belo Corp.	46,600	396,100
*Alloy, Inc.	35,275	273,381
Ambassadors Group, Inc.	24,676	299,567
Amcon Distributing Co.	300	15,075
#*American Apparel, Inc.	53,121	163,081
*American Axle & Manufacturing Holdings, Inc.	89,658	964,720
American Greetings Corp. Class A	39,700	975,032
#*American Public Education, Inc.	10,487	444,124
*America’s Car-Mart, Inc.	30,642	776,162
*Amerigon, Inc.	34,610	339,524
Ameristar Casinos, Inc.	29,200	549,836
#*AnnTaylor Stores Corp.	46,700	1,013,390
*ante4, Inc.	13,892	45,288
#Arbitron, Inc.	20,800	640,848
#*Arctic Cat, Inc.	30,230	445,892
Ark Restaurants Corp.	4,672	65,642
#*ArvinMeritor, Inc.	79,829	1,222,980
*Asbury Automotive Group, Inc.	53,533	832,438
*Ascent Media Corp.	691	20,398
*Audiovox Corp. Class A	31,270	291,124
*Ballantyne Strong, Inc.	42,200	324,940
#Barnes & Noble, Inc.	2,850	62,814
*Bassett Furniture Industries, Inc.	18,186	108,934
*Beasley Broadcast Group, Inc.	20,332	119,552
#*Beazer Homes USA, Inc.	112,400	738,468
bebe stores, inc.	94,424	778,054
#Belo Corp.	79,465	688,962
*Benihana, Inc.	7,494	51,634
*Benihana, Inc. Class A	225	1,532
Big 5 Sporting Goods Corp.	33,514	568,062
*Biglari Holdings, Inc.	2,860	1,118,975
#*BJ’s Restaurants, Inc.	44,025	1,062,323
#*Blue Nile, Inc.	15,650	844,943
*Bluegreen Corp.	63,138	383,248
Blyth, Inc.	14,625	842,985
Bob Evans Farms, Inc.	40,169	1,242,427
*Bon-Ton Stores, Inc. (The)	34,014	582,320
Books-A-Million, Inc.	35,073	259,540
Bowl America, Inc. Class A	1,400	18,270
#*Boyd Gaming Corp.	45,200	574,040
*Brookfield Homes Corp.	39,870	446,943
Brown Shoe Co., Inc.	55,112	1,036,106
Brunswick Corp.	60,921	1,273,249
#Buckle, Inc.	20,405	738,253
#*Buffalo Wild Wings, Inc.	16,761	692,900
*Build-A-Bear-Workshop, Inc.	42,100	402,476
#*Cabela’s, Inc.	89,625	1,627,590
*Cache, Inc.	16,871	115,229
*California Coastal Communities, Inc.	3,247	3,604
#*California Pizza Kitchen, Inc.	41,971	860,405
Callaway Golf Co.	65,724	617,148
*Canterbury Park Holding Corp.	7,364	59,133

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Capella Education Co.	12,348	$1,118,976
*Caribou Coffee Co., Inc.	38,194	338,017
*Carmike Cinemas, Inc.	44,260	742,683
*Carriage Services, Inc.	46,915	233,168
*Carrols Restaurant Group, Inc.	39,538	296,140
*Casual Male Retail Group, Inc.	110,998	453,982
Cato Corp. Class A	36,743	872,646
*Cavco Industries, Inc.	13,855	542,700
*CEC Entertainment, Inc.	20,500	800,525
*Charming Shoppes, Inc.	118,159	667,598
#*Cheesecake Factory, Inc.	59,030	1,603,845
Cherokee, Inc.	9,427	192,688
#Chico’s FAS, Inc.	126,525	1,883,957
#*Children’s Place Retail Stores, Inc. (The)	28,465	1,304,266
Christopher & Banks Corp.	48,562	475,422
Churchill Downs, Inc.	14,070	539,303
Cinemark Holdings, Inc.	4,700	85,822
#*Citi Trends, Inc.	28,279	948,478
CKE Restaurants, Inc.	55,681	687,104
*CKX, Inc.	100	588
#*Coinstar, Inc.	30,098	1,335,147
*Coldwater Creek, Inc.	112,375	795,615
*Collective Brands, Inc.	85,299	2,000,262
Collectors Universe, Inc.	17,633	248,096
#Columbia Sportswear Co.	11,782	654,372
#*Conn’s, Inc.	4,856	46,278
Cooper Tire & Rubber Co.	79,716	1,691,574
*Core-Mark Holding Co., Inc.	24,276	740,904
#*Corinthian Colleges, Inc.	9,745	152,217
CPI Corp.	15,544	412,382
Cracker Barrel Old Country Store, Inc.	20,607	1,017,368
*Craftmade International, Inc.	10,221	55,449
#*Crocs, Inc.	68,100	657,846
#*Crown Media Holdings, Inc.	133,826	242,225
CSS Industries, Inc.	12,518	250,610
*Culp, Inc.	36,578	436,741
#*Cumulus Media, Inc.	5,867	28,631
*Cybex International, Inc.	18,000	27,720
*Dana Holding Corp.	46,860	626,050
*Deckers Outdoor Corp.	10,501	1,476,231
*dELiA*s, Inc.	27,460	48,055
*Delta Apparel, Inc.	5,459	91,657
*Destination Maternity Corp.	14,142	446,887
Dillard’s, Inc.	73,240	2,056,579
#*DineEquity, Inc.	22,844	939,574
*Dixie Group, Inc.	13,873	67,978
#*Dolan Media Co.	55,502	659,919
#*Domino’s Pizza, Inc.	57,121	880,235
*Dorman Products, Inc.	22,214	563,125
Dover Downs Gaming & Entertainment, Inc.	20,673	81,245
Dover Motorsports, Inc.	27,857	61,285
#*Dress Barn, Inc. (The)	61,844	1,711,842
*Drew Industries, Inc.	29,854	765,755
*Drugstore.Com, Inc.	169,245	619,437
#*DSW, Inc.	18,857	569,481
*Duckwall-ALCO Stores, Inc.	1,500	25,200
#*Eastman Kodak Co.	227,400	1,391,688
Educational Development Corp.	2,007	12,484
*Einstein Noah Restaurant Group, Inc.	26,662	346,073
Emerson Radio Corp.	3,200	6,720
*Empire Resorts, Inc.	86,599	164,538

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Entercom Communications Corp.	47,101	$685,791
*Entravision Communications Corp.	90,676	291,070
*Escalade, Inc.	1,918	7,231
Ethan Allen Interiors, Inc.	13,130	265,226
*EW Scripps Co.	78,655	860,486
*Exide Technologies	104,649	621,615
*Famous Dave’s of America, Inc.	20,601	193,237
*Federal Mogul Corp.	3,700	70,374
Finish Line, Inc. Class A	96,347	1,552,150
*Fisher Communications, Inc.	16,502	248,190
*Flanigan’s Enterprises, Inc.	1,877	12,576
Flexsteel Industries, Inc.	2,036	28,524
*Fossil, Inc.	24,489	952,622
Fred’s, Inc.	60,442	839,539
Frisch’s Restaurants, Inc.	1,400	30,674
#*Fuel Systems Solutions, Inc.	31,254	983,563
*Full House Resorts, Inc.	26,458	82,549
*Furniture Brands International, Inc.	67,159	556,077
Gaiam, Inc.	11,183	101,318
Gaming Partners International Corp.	20,656	162,563
*Gander Mountain Co.	48,056	246,527
#*Gaylord Entertainment Co.	47,463	1,601,876
*Genesco, Inc.	37,000	1,231,730
#*G-III Apparel Group, Ltd.	33,250	950,950
*Global Traffic Network, Inc.	13,404	81,362
*Golfsmith International Holdings, Inc.	100	457
*Gray Television, Inc.	42,209	158,284
*Great Wolf Resorts, Inc.	44,991	144,421
#*Group 1 Automotive, Inc.	34,186	1,061,475
*Gymboree Corp.	26,480	1,300,962
*Hallwood Group, Inc.	200	10,062
Harte-Hanks, Inc.	84,900	1,222,560
*Hastings Entertainment, Inc.	7,100	41,180
#Haverty Furniture Cos., Inc.	40,100	653,630
*Hawk Corp.	19,901	460,509
*Heelys, Inc.	2,626	7,222
*Helen of Troy, Ltd.	53,748	1,451,733
#*hhgregg, Inc.	30,977	886,872
#*Hibbett Sporting Goods, Inc.	24,029	660,798
Hillenbrand, Inc.	45,900	1,128,222
*Hollywood Media Corp.	46,147	54,453
Hooker Furniture Corp.	21,813	343,773
*Hot Topic, Inc.	75,279	575,132
#*Hovnanian Enterprises, Inc.	105,300	748,683
*HSN, Inc.	46,225	1,392,759
*Iconix Brand Group, Inc.	80,988	1,397,853
International Speedway Corp.	15,815	483,306
*Interval Leisure Group, Inc.	42,499	628,560
#*iRobot Corp.	43,524	878,314
*Isle of Capri Casinos, Inc.	30,682	334,127
*J. Alexander’s Corp.	17,720	80,803
#*Jackson Hewitt Tax Service, Inc.	6,994	11,820
*JAKKS Pacific, Inc.	33,830	517,261
*Jamba, Inc.	41,900	149,164
Jarden Corp.	86,799	2,787,984
*Jo-Ann Stores, Inc.	58,500	2,581,020
*Johnson Outdoors, Inc.	18,104	230,102
Jones Apparel Group, Inc.	50,336	1,095,311
#*Jos. A. Bank Clothiers, Inc.	27,901	1,698,055
*Journal Communications, Inc.	63,036	357,414
#*K12, Inc.	22,701	537,333

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#KB Home	46,200	$856,086
*Kenneth Cole Productions, Inc. Class A	14,770	184,034
*Kid Brands, Inc.	42,489	423,615
#*Kirkland’s, Inc.	31,700	705,959
*Knology, Inc.	65,331	857,796
*Kona Grill, Inc.	1,049	4,427
—Koss Corp.	8,254	46,387
*Krispy Kreme Doughnuts, Inc.	79,739	295,034
KSW, Inc.	14,616	53,056
*K-Swiss, Inc. Class A	48,109	598,476
Lacrosse Footwear, Inc.	2,200	39,336
*Lakeland Industries, Inc.	11,438	100,654
*Lakes Entertainment, Inc.	35,744	80,424
*Landry’s Restaurants, Inc.	11,750	271,308
—*Lazare Kaplan International, Inc.	22,291	55,728
*La-Z-Boy, Inc.	45,713	596,098
*Leapfrog Enterprises, Inc.	63,566	434,791
*Learning Tree International, Inc.	29,796	471,075
*Lee Enterprises, Inc.	70,544	266,656
*Liberty Media Corp. Capital Series A	3,300	146,091
#*Life Time Fitness, Inc.	32,400	1,191,024
*Lifetime Brands, Inc.	15,584	225,968
*LIN TV Corp.	53,892	389,639
*Lincoln Educational Services Corp.	36,203	903,627
*Lithia Motors, Inc.	28,000	223,440
#*Live Nation Entertainment, Inc.	67,935	1,065,900
#*LodgeNet Interactive Corp.	36,413	240,326
*Luby’s, Inc.	47,472	193,686
*Lumber Liquidators Holdings, Inc.	22,490	685,045
*M/I Homes, Inc.	27,162	423,727
Mac-Gray Corp.	25,599	298,228
*Maidenform Brands, Inc.	41,323	942,991
Marcus Corp.	36,691	471,479
*Marine Products Corp.	61,803	438,801
*MarineMax, Inc.	48,778	543,875
#*Martha Stewart Living Omnimedia, Inc.	48,290	322,577
Matthews International Corp. Class A	25,986	909,510
*McClatchy Co. (The)	91,600	499,220
*McCormick & Schmick’s Seafood Restaurants, Inc.	30,542	302,671
*Media General, Inc.	41,458	524,444
*Mediacom Communications Corp.	76,309	505,166
Men’s Wearhouse, Inc. (The)	68,601	1,621,042
Meredith Corp.	12,913	463,964
*Meritage Homes Corp.	49,749	1,183,031
*Midas, Inc.	19,186	220,831
#*Modine Manufacturing Co.	27,306	382,557
*Monarch Casino & Resort, Inc.	33,573	390,118
Monro Muffler Brake, Inc.	34,149	1,224,583
*Morgans Hotel Group Co.	25,992	220,152
*Morton’s Restaurant Group, Inc.	20,915	126,745
*Motorcar Parts of America, Inc.	12,780	79,364
#*Movado Group, Inc.	21,413	265,735
*MTR Gaming Group, Inc.	11,618	23,585
*Multimedia Games, Inc.	36,340	166,074
*Nathan’s Famous, Inc.	15,955	250,174
National CineMedia, Inc.	54,561	1,038,841
National Presto Industries, Inc.	12,420	1,390,667
*Nautilus, Inc.	56,804	194,270
*Navarre Corp.	77,949	167,590
*New Frontier Media, Inc.	32,022	63,083
*New York & Co., Inc.	117,690	722,617

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*New York Times Co. Class A (The)	138,000	$1,368,960
*Nexstar Broadcasting Group, Inc.	4,427	29,572
*Nobel Learning Communities, Inc.	6,200	43,090
*Nobility Homes, Inc.	5,993	61,428
#Nutri/System, Inc.	27,200	525,776
*O’Charley’s, Inc.	27,271	260,438
*Office Depot, Inc.	3,200	21,952
*OfficeMax, Inc.	59,697	1,134,243
*Orbitz Worldwide, Inc.	68,726	452,904
#*Orient-Express Hotels, Ltd.	81,859	1,117,375
#*Orleans Homebuilders, Inc.	41,051	8,621
*Outdoor Channel Holdings, Inc.	47,734	329,842
#*Overstock.com, Inc.	29,224	540,644
Oxford Industries, Inc.	25,662	554,043
#*P.F. Chang’s China Bistro, Inc.	23,350	1,018,994
#*Pacific Sunwear of California, Inc.	89,324	451,979
*Palm Harbor Homes, Inc.	41,594	120,623
#*Papa John’s International, Inc.	18,400	504,160
#*Peet’s Coffee & Tea, Inc.	27,828	1,102,545
#*Penske Automotive Group, Inc.	47,030	704,509
Pep Boys - Manny, Moe & Jack (The)	55,600	696,668
*Perry Ellis International, Inc.	30,410	733,793
#PetMed Express, Inc.	34,241	758,096
Phillips-Van Heusen Corp.	47,987	3,023,661
*Pier 1 Imports, Inc.	91,827	760,328
*Pinnacle Entertainment, Inc.	72,817	985,214
*Playboy Enterprises, Inc. Class A	2,050	9,512
*Playboy Enterprises, Inc. Class B	56,848	237,625
#Polaris Industries, Inc.	2,290	135,499
#Pool Corp.	42,644	1,046,057
#*Pre-Paid Legal Services, Inc.	12,073	536,886
Primedia, Inc.	84,731	295,711
*Princeton Review, Inc.	54,709	171,239
*Quiksilver, Inc.	105,408	561,825
*Radio One, Inc.	55,894	281,706
*RC2 Corp.	31,637	581,172
*RCN Corp.	52,855	775,911
*Reading International, Inc. Class B	2,340	18,486
*Red Lion Hotels Corp.	34,274	261,853
#*Red Robin Gourmet Burgers, Inc.	17,900	436,939
#Regis Corp.	38,495	736,024
*Rentrak Corp.	24,132	528,008
*Retail Ventures, Inc.	87,663	948,514
*Rex Stores Corp.	18,425	316,173
RG Barry Corp.	30,258	311,355
*Rick’s Cabaret International, Inc.	22,229	274,973
*Rocky Brands, Inc.	14,042	138,033
*Rubio’s Restaurants, Inc.	25,427	204,687
#*Ruby Tuesday, Inc.	28,592	319,944
*Ruth’s Hospitality Group, Inc.	62,894	341,514
#Ryland Group, Inc.	33,956	773,518
*Saga Communications, Inc.	12,079	332,776
*Saks, Inc.	157,347	1,534,133
*Salem Communications Corp.	300	1,365
*Sally Beauty Holdings, Inc.	183,377	1,751,250
Scholastic Corp.	47,251	1,276,250
#*Sealy Corp.	163,166	610,241
*Select Comfort Corp.	106,661	1,207,403
Service Corp. International	24,481	219,839
*Shiloh Industries, Inc.	48,604	395,151
*Shoe Carnival, Inc.	27,679	765,601

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Shuffle Master, Inc.	88,526	$849,850
*Shutterfly, Inc.	44,735	1,052,615
*Sinclair Broadcast Group, Inc. Class A	68,129	469,409
*Skechers U.S.A., Inc. Class A	36,518	1,400,465
Skyline Corp.	13,336	310,862
*Smith & Wesson Holding Corp.	61,190	272,296
Sonesta International Hotels Corp. Class A	4,500	64,350
*Sonic Automotive, Inc.	12,522	133,735
*Sonic Corp.	30,937	362,272
#Sotheby’s Class A	6,900	230,460
Spartan Motors, Inc.	62,362	384,774
*Spectrum Group International, Inc.	3,910	8,113
Speedway Motorsports, Inc.	44,460	722,475
*Sport Chalet, Inc. Class A	13,582	41,425
Sport Supply Group, Inc.	33,099	443,858
Stage Stores, Inc.	37,988	579,317
Standard Motor Products, Inc.	35,688	380,434
*Standard Pacific Corp.	202,827	1,300,121
*Stanley Furniture, Inc.	25,548	252,159
*Stein Mart, Inc.	49,678	470,947
*Steiner Leisure, Ltd.	11,966	560,846
*Steinway Musical Instruments, Inc.	19,607	375,670
*Steven Madden, Ltd.	27,541	1,596,276
Stewart Enterprises, Inc.	121,212	821,817
*Stoneridge, Inc.	55,363	597,367
*Strattec Security Corp.	4,932	133,263
#Sturm Ruger & Co., Inc.	29,391	490,536
Superior Industries International, Inc.	44,370	748,078
*Syms Corp.	4,543	41,387
#Systemax, Inc.	66,100	1,535,503
#*Talbots, Inc.	51,793	851,995
*Tandy Brands Accessories, Inc.	15,855	64,054
*Tandy Leather Factory, Inc.	20,363	92,448
*Tempur-Pedic International, Inc.	55,300	1,863,610
*Tenneco, Inc.	54,920	1,415,288
#*Texas Roadhouse, Inc.	62,300	920,794
Thor Industries, Inc.	56,591	2,020,865
#*Timberland Co. Class A	50,858	1,093,447
*Town Sports International Holdings, Inc.	19,075	71,913
*Trans World Entertainment Corp.	9,228	21,501
#*True Religion Apparel, Inc.	29,960	936,250
*TRW Automotive Holdings Corp.	18,300	589,443
*Tuesday Morning Corp.	61,719	348,712
*Ulta Salon Cosmetics & Fragrance, Inc.	44,461	1,027,938
#*Under Armour, Inc. Class A	37,810	1,276,088
*Unifi, Inc.	93,925	359,733
UniFirst Corp.	17,268	843,887
*Universal Electronics, Inc.	26,395	560,102
*Universal Technical Institute, Inc.	27,100	649,316
*US Auto Parts Network, Inc.	13,172	123,817
#*Vail Resorts, Inc.	30,000	1,369,200
*Valassis Communications, Inc.	73,609	2,406,278
Value Line, Inc.	6,764	146,846
*Valuevision Media, Inc.	54,898	169,086
*VCG Holding Corp.	8,578	16,899
#*Volcom, Inc.	32,880	783,859
*WABCO Holdings, Inc.	6,600	219,054
*Warnaco Group, Inc.	6,600	315,744
*Warner Music Group Corp.	123,000	842,550
*Wells-Gardner Electronics Corp.	26,045	56,518
#*West Marine, Inc.	38,960	466,351

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Wet Seal, Inc. (The)	155,681	$736,371
#Weyco Group, Inc.	10,000	244,400
*Williams Controls, Inc.	20,502	187,593
*Winmark Corp.	8,216	229,802
*Winnebago Industries, Inc.	40,034	665,765
#*WMS Industries, Inc.	1,200	60,024
Wolverine World Wide, Inc.	40,632	1,243,746
World Wrestling Entertainment, Inc.	25,080	457,710
#*Zumiez, Inc.	50,538	937,985

Total Consumer Discretionary		214,401,626

Consumer Staples — (3.0%)
Alico, Inc.	12,927	344,892
#*Alliance One International, Inc.	157,580	802,082
*American Italian Pasta Co.	12,370	485,275
Andersons, Inc. (The)	16,292	588,793
Arden Group, Inc. Class A	500	50,750
B&G Foods, Inc.	71,664	740,289
#*Boston Beer Co., Inc. Class A	10,372	591,308
Bridgford Foods Corp.	1,020	13,076
*Cagle’s, Inc. Class A	700	4,375
#Calavo Growers, Inc.	24,293	421,241
#Cal-Maine Foods, Inc.	32,575	1,087,353
Casey’s General Stores, Inc.	14,463	558,706
CCA Industries, Inc.	13,523	75,323
*Central European Distribution Corp.	18,225	631,496
*Central Garden & Pet Co.	32,580	365,873
*Central Garden & Pet Co. Class A	58,002	599,161
*Chiquita Brands International, Inc.	48,522	729,771
Coca-Cola Bottling Co.	2,082	114,677
#*Coffee Holding Co., Inc.	12,389	64,299
*Craft Brewers Alliance, Inc.	7,388	18,470
*Darling International, Inc.	103,920	986,201
#Diamond Foods, Inc.	26,820	1,145,482
*Elizabeth Arden, Inc.	44,377	808,105
Farmer Brothers Co.	39,431	737,754
Golden Enterprises, Inc.	675	2,329
#*Great Atlantic & Pacific Tea Co.	40,500	326,025
Griffin Land & Nurseries, Inc. Class A	2,100	61,425
#*Hain Celestial Group, Inc.	28,550	564,719
*Harbinger Group, Inc.	8,656	57,909
*HQ Sustainable Maritime Industries, Inc.	31,269	177,921
Imperial Sugar Co.	31,878	511,004
Ingles Markets, Inc.	22,571	361,813
Inter Parfums, Inc.	69,861	1,207,198
J & J Snack Foods Corp.	27,950	1,302,190
*John B. Sanfilippo & Son, Inc.	16,727	251,407
Lance, Inc.	32,111	744,333
#*Lifeway Foods, Inc.	31,422	346,270
Mannatech, Inc.	44,314	171,052
*Medifast, Inc.	43,988	1,404,097
*MGP Ingredients, Inc.	38,834	301,740
Nash-Finch Co.	20,900	731,918
National Beverage Corp.	103,862	1,204,799
*Natural Alternatives International, Inc.	19,771	149,666
*NBTY, Inc.	77,011	3,132,807
Nu Skin Enterprises, Inc. Class A	42,661	1,282,390
*Nutraceutical International Corp.	28,743	444,654
Oil-Dri Corp. of America	9,430	193,315
*Omega Protein Corp.	46,385	248,160
*Orchids Paper Products Co.	700	10,367

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Overhill Farms, Inc.	32,389	$196,277
*Pantry, Inc.	32,035	506,794
*Parlux Fragrances, Inc.	38,686	79,693
*Physicians Formula Holdings, Inc.	30,789	92,983
*Prestige Brands Holdings, Inc.	80,461	783,690
PriceSmart, Inc.	36,982	920,112
*Reddy Ice Holdings, Inc.	33,040	140,090
Reliv’ International, Inc.	25,871	75,026
*Revlon, Inc.	42,037	736,488
Rocky Mountain Chocolate Factory, Inc.	13,077	124,493
#Ruddick Corp.	46,400	1,639,776
Sanderson Farms, Inc.	26,178	1,483,507
Schiff Nutrition International, Inc.	23,053	163,446
*Seneca Foods Corp.	7,783	255,594
*Seneca Foods Corp. Class B	700	22,862
*Smart Balance, Inc.	62,794	417,580
Spartan Stores, Inc.	37,741	569,512
Stephan Co. (The)	900	2,448
*Susser Holdings Corp.	30,724	330,897
Tasty Baking Co.	15,441	115,962
*Tofutti Brands, Inc.	7,749	14,258
#*TreeHouse Foods, Inc.	49,553	2,095,596
*United Natural Foods, Inc.	39,200	1,203,048
United-Guardian, Inc.	13,962	174,246
#Universal Corp.	24,430	1,264,985
#*USANA Health Sciences, Inc.	11,305	409,806
#Vector Group, Ltd.	43,266	709,130
Village Super Market, Inc.	10,186	274,105
WD-40 Co.	14,492	510,553
Weis Markets, Inc.	32,160	1,198,925
*Winn-Dixie Stores, Inc.	31,489	397,076

Total Consumer Staples		44,063,218

Energy — (4.6%)
Adams Resources & Energy, Inc.	6,697	126,640
#*Allis-Chalmers Energy, Inc.	79,291	319,543
Alon USA Energy, Inc.	52,719	385,376
*Alpha Natural Resources, Inc.	19,841	934,114
*American Oil & Gas, Inc.	93,028	669,802
*Approach Resources, Inc.	24,115	215,829
*Arena Resources, Inc.	25,960	958,703
*Atlas Energy, Inc.	35,958	1,297,365
*ATP Oil & Gas Corp.	50,300	918,478
#*Atwood Oceanics, Inc.	33,556	1,221,774
*Barnwell Industries, Inc.	6,185	27,214
*Basic Energy Services, Inc.	61,155	624,393
Berry Petroleum Corp. Class A	45,000	1,456,650
*Bill Barrett Corp.	4,300	146,544
*BioFuel Energy Corp.	1,227	3,215
*Bolt Technology Corp.	16,578	183,518
*Boots & Coots, Inc.	117,366	343,882
#*BPZ Resources, Inc.	53,257	352,561
#*Brigham Exploration Co.	38,340	748,013
*Bristow Group, Inc.	39,000	1,509,690
*Bronco Drilling Co., Inc.	67,132	320,891
*Cal Dive International, Inc.	72,200	473,632
*Callon Petroleum Co.	6,550	39,758
CARBO Ceramics, Inc.	18,000	1,318,500
#*Carrizo Oil & Gas, Inc.	28,107	616,668
#*Cheniere Energy, Inc.	73,211	303,826
*Clayton Williams Energy, Inc.	21,525	1,000,052

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Clean Energy Fuels Corp.	51,200	$902,144
*Complete Production Services, Inc.	82,455	1,244,246
*Contango Oil & Gas Co.	24,300	1,334,070
*CREDO Petroleum Corp.	25,291	245,323
*Crosstex Energy, Inc.	92,889	838,788
*CVR Energy, Inc.	38,162	323,995
*Dawson Geophysical Co.	12,551	367,619
Delek US Holdings, Inc.	66,800	468,268
*Double Eagle Petroleum Co.	9,256	43,966
*ENGlobal Corp.	31,931	113,355
*Evolution Petroleum Corp.	81,642	488,219
*Exterran Holdings, Inc.	69,275	2,019,366
*FieldPoint Petroleum Corp.	19,811	50,122
*FX Energy, Inc.	57,942	249,730
#General Maritime Corp.	96,658	783,896
*Geokinetics, Inc.	17,742	155,065
#*GeoResources, Inc.	34,574	593,290
*Global Industries, Ltd.	67,600	452,920
#*GMX Resources, Inc.	34,790	278,668
#*Goodrich Petroleum Corp.	10,600	179,458
#*Green Plains Renewable Energy, Inc.	40,657	558,221
#*GreenHunter Energy, Inc.	330	432
Gulf Island Fabrication, Inc.	28,481	682,690
*Gulfmark Offshore, Inc.	28,258	974,053
*Gulfport Energy Corp.	71,158	889,475
*Harvest Natural Resources, Inc.	43,173	381,218
*Helix Energy Solutions Group, Inc.	103,187	1,504,466
*Hercules Offshore, Inc.	103,500	409,860
*HKN, Inc.	24,817	76,436
Holly Corp.	18,078	488,106
#*Hornbeck Offshore Services, Inc.	23,357	571,546
Houston American Energy Corp.	41,921	549,165
*International Coal Group, Inc.	151,568	798,763
#*ION Geophysical Corp.	96,000	576,960
*James River Coal Co.	34,236	644,322
#*Key Energy Services, Inc.	100,094	1,087,021
*Kodiak Oil & Gas Corp.	190,406	757,816
Lufkin Industries, Inc.	18,431	1,569,031
*Mariner Energy, Inc.	54,621	1,304,349
*Matrix Service Co.	34,806	369,988
#*McMoran Exploration Co.	24,399	291,324
*Mexco Energy Corp.	3,000	27,630
*Mitcham Industries, Inc.	25,391	185,608
*Natural Gas Services Group, Inc.	21,600	387,288
*Newpark Resources, Inc.	158,874	1,061,278
#*Northern Oil & Gas, Inc.	52,860	859,504
#*Oil States International, Inc.	13,481	651,267
*OMNI Energy Services Corp.	18,300	60,756
#Overseas Shipholding Group, Inc.	27,452	1,374,247
*OYO Geospace Corp.	11,444	568,767
Panhandle Oil & Gas, Inc.	12,579	313,972
*Parker Drilling Co.	113,000	624,890
#*Patriot Coal Corp.	75,460	1,485,807
#Penn Virginia Corp.	58,706	1,497,590
*Petroleum Development Corp.	32,000	749,120
#*PetroQuest Energy, Inc.	106,450	629,120
*PHI, Inc. Non-Voting	20,260	421,205
*PHI, Inc. Voting	200	4,214
*Pioneer Drilling Co.	94,434	693,146
*Pyramid Oil Co.	12,068	64,443
*Rex Energy Corp.	41,863	556,778

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Rosetta Resources, Inc.	71,569	$1,782,068
#*Royale Energy, Inc.	21,915	49,528
RPC, Inc.	99,516	1,358,393
Southern Union Co.	1	14
*Stone Energy Corp.	30,175	491,852
#*Superior Well Services, Inc.	34,393	498,698
*Swift Energy Corp.	39,700	1,436,346
*T-3 Energy Services, Inc.	22,918	681,810
*Tetra Technologies, Inc.	58,046	713,385
*TGC Industries, Inc.	35,816	147,560
#*Toreador Resources Corp.	49,423	448,267
*Trico Marine Services, Inc.	39,372	129,140
#*Tri-Valley Corp.	42,546	50,204
*Union Drilling, Inc.	25,680	170,258
*Uranium Energy Corp.	89,931	257,203
*USEC, Inc.	136,494	818,964
VAALCO Energy, Inc.	96,782	542,947
*Venoco, Inc.	54,451	811,320
*Warren Resources, Inc.	111,776	400,158
#*Western Refining, Inc.	12,300	65,928
*Westmoreland Coal Co.	16,731	235,238
#*Willbros Group, Inc.	32,596	409,080
World Fuel Services Corp.	46,748	1,329,046

Total Energy		67,178,418

Financials — (11.8%)
1st Source Corp.	47,011	899,320
21st Century Holding Co.	16,568	60,473
Abington Bancorp, Inc.	57,796	549,640
Access National Corp.	2,900	18,154
Advance America Cash Advance Centers, Inc.	102,151	584,304
*Affirmative Insurance Holdings, Inc.	29,551	136,526
Alliance Bancorp, Inc. of Pennsylvania	1,300	10,829
Alliance Financial Corp.	300	8,991
American Equity Investment Life Holding Co.	90,278	949,725
*American Independence Corp.	4,724	26,454
American Physicians Capital, Inc.	23,137	773,701
American River Bankshares	6,419	55,268
*American Safety Insurance Holdings, Ltd.	20,602	333,340
#*AmeriCredit Corp.	170,800	4,088,952
Ameris Bancorp.	26,922	299,642
*AMERISAFE, Inc.	37,161	635,453
*AmeriServe Financial, Inc.	64,191	143,788
AmTrust Financial Services, Inc.	58,204	793,321
Argo Group International Holdings, Ltd.	32,168	1,061,222
Arrow Financial Corp.	23,606	656,247
#*Asset Acceptance Capital Corp.	43,647	321,242
Asta Funding, Inc.	18,973	146,661
Astoria Financial Corp.	98,289	1,586,384
*Atlantic American Corp.	4,900	8,820
*Atlantic Coast Federal Corp.	24,796	68,189
#Auburn National Bancorporation, Inc.	300	6,012
*Avatar Holdings, Inc.	16,668	397,365
#*B of I Holding, Inc.	23,007	405,613
Baldwin & Lyons, Inc.	550	13,062
Baldwin & Lyons, Inc. Class B	12,275	307,980
BancFirst Corp.	21,992	970,727
Bancorp Rhode Island, Inc.	1,700	48,739
*Bancorp, Inc.	25,311	224,509
#BancTrust Financial Group, Inc.	18,083	111,934
Bank Mutual Corp.	68,256	485,983

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#Bank of the Ozarks, Inc.	19,034	$732,238
*BankAtlantic Bancorp, Inc.	23,179	60,729
BankFinancial Corp.	37,277	360,096
#Banner Corp.	8,194	46,460
Bar Harbor Bankshares	3,100	91,140
#BCB Bancorp, Inc.	300	2,745
*Beneficial Mutual Bancorp., Inc.	84,683	839,209
*Berkshire Bancorp, Inc.	350	2,016
Berkshire Hills Bancorp, Inc.	17,276	362,796
BGC Partners, Inc. Class A	30,600	199,512
Boston Private Financial Holdings, Inc.	123,873	982,313
*Bridge Capital Holdings	1,044	10,189
*Broadpoint Gleacher Securities, Inc.	128,624	550,511
Brookline Bancorp, Inc.	80,093	880,222
Brooklyn Federal Bancorp, Inc.	8,779	65,842
Bryn Mawr Bank Corp.	7,159	131,511
C&F Financial Corp.	200	4,210
*Cadence Financial Corp.	35,855	107,206
California First National Bancorp	2,900	37,932
Camco Financial Corp.	135	447
Camden National Corp.	13,297	475,102
#Capital Bank Corp.	2,561	12,139
#Capital City Bank Group, Inc.	23,269	409,302
—Capital Properties, Inc. Class B	550	—
Capital Southwest Corp.	7,049	662,958
CapitalSource, Inc.	15,200	90,744
#*Capitol Bancorp, Ltd.	15,160	36,990
Cardinal Financial Corp.	63,430	694,558
*Cardtronics, Inc.	61,876	862,551
Carver Bancorp, Inc.	900	7,434
Cascade Financial Corp.	9,431	18,956
Cash America International, Inc.	24,852	921,015
#Cathay General Bancorp	21,506	266,029
Center Bancorp, Inc.	30,156	250,898
*Center Financial Corp.	50,835	342,628
CenterState Banks of Florida, Inc.	10,272	123,572
Central Bancorp, Inc.	300	2,829
*Central Jersey Bancorp	9,633	35,642
Century Bancorp, Inc. Class A	1,160	22,446
CFS Bancorp, Inc.	7,141	35,562
Chemical Financial Corp.	23,826	564,676
*Chicopee Bancorp, Inc.	600	7,638
Citizens Community Bancorp, Inc.	17,782	75,573
Citizens Holding Co.	300	7,578
Citizens South Banking Corp.	2,100	14,406
#*Citizens, Inc.	106,404	745,892
City Holding Co.	17,067	598,028
CKX Lands, Inc.	400	4,900
Clifton Savings Bancorp, Inc.	60,804	597,095
*CNA Surety Corp.	64,459	1,080,977
CNB Financial Corp.	3,500	54,250
#CoBiz Financial, Inc.	38,253	273,126
Codorus Valley Bancorp, Inc.	630	5,386
Cohen & Steers, Inc.	22,388	606,043
Colony Bankcorp, Inc.	3,600	26,568
Columbia Banking System, Inc.	47,402	1,065,597
Comm Bancorp, Inc.	762	17,271
Commercial National Financial Corp.	700	12,113
Community Bank System, Inc.	40,372	995,977
Community Trust Bancorp, Inc.	26,204	786,644
*Community West Bancshares	2,300	7,268

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*CompuCredit Holdings Corp.	77,933	$466,819
#*Conseco, Inc.	250,711	1,479,195
Consolidated-Tokoma Land Co.	8,915	304,715
*Cowen Group, Inc.	20,700	111,780
*Crawford & Co. Class A	1,819	5,657
*Crawford & Co. Class B	800	3,600
*Credit Acceptance Corp.	10,658	480,676
*Crescent Financial Corp.	25,620	94,282
#CVB Financial Corp.	85,736	943,953
Danvers Bancorp, Inc.	27,464	449,036
Delphi Financial Group, Inc. Class A	36,220	996,050
Diamond Hill Investment Group, Inc.	4,964	387,391
Dime Community Bancshares, Inc.	58,800	749,700
#*Dollar Financial Corp.	41,200	964,492
Donegal Group, Inc. Class A	50,900	734,487
Donegal Group, Inc. Class B	870	15,447
#*Doral Financial Corp.	30,674	165,333
Duff & Phelps Corp.	13,007	204,210
East West Bancorp, Inc.	71,475	1,400,195
Eastern Insurance Holdings, Inc.	23,568	241,572
Eastern Virginia Bankshares, Inc.	300	2,325
*eHealth, Inc.	32,335	443,313
EMC Insurance Group, Inc.	23,545	571,202
Employers Holdings, Inc.	45,208	745,028
*Encore Bancshares, Inc.	8,619	88,690
*Encore Capital Group, Inc.	54,610	1,256,576
*Enstar Group, Ltd.	13,379	884,619
Enterprise Bancorp, Inc.	600	7,458
Enterprise Financial Services Corp.	15,437	162,243
ESB Financial Corp.	2,937	41,999
ESSA Bancorp, Inc.	35,052	442,707
Evans Bancorp, Inc.	300	4,521
#Evercore Partners, Inc. Class A	14,920	534,733
*EzCorp, Inc.	29,130	603,282
F.N.B. Corp.	33,279	310,160
Farmers Capital Bank Corp.	536	4,518
FBL Financial Group, Inc. Class A	28,300	731,272
Federal Agricultural Mortgage Corp.	24,522	552,235
#Federal Agricultural Mortgage Corp. Class A	300	4,842
Fidelity Bancorp, Inc.	692	6,052
*Fidelity Southern Corp.	20,473	182,618
Financial Institutions, Inc.	5,445	87,556
*First Acceptance Corp.	126,885	252,501
First American Corp.	5,094	176,100
First Bancorp	29,460	480,493
First Bancorp, Inc.	1,100	17,479
*First Bancshares, Inc. (318687100)	400	3,450
First Bancshares, Inc. (318916103)	300	2,778
First Business Financial Services, Inc.	700	7,000
*First Cash Financial Services, Inc.	41,600	917,696
First Commonwealth Financial Corp.	22,900	149,995
First Community Bancshares, Inc.	9,178	152,814
First Defiance Financial Corp.	15,259	205,996
#First Federal Bancshares of Arkansas, Inc.	2,400	8,136
*First Federal of Northern Michigan Bancorp, Inc.	2,000	3,000
First Financial Bancorp	68,274	1,304,716
First Financial Bankshares, Inc.	19,295	1,031,897
First Financial Corp.	29,782	868,145
First Financial Holdings, Inc.	20,725	292,637
First Financial Northwest, Inc.	31,939	206,007
First Financial Service Corp.	1,486	12,616

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*First Keystone Financial, Inc.	200	$2,652
*First Marblehead Corp. (The)	39,626	139,087
First Merchants Corp.	2,719	23,764
First Mercury Financial Corp.	32,151	421,500
First Midwest Bancorp, Inc.	72,159	1,096,817
First Niagara Financial Group, Inc.	10,254	142,531
*First Pactrust Bancorp, Inc.	1,116	9,542
First Place Financial Corp.	23,093	117,312
First Security Group, Inc.	16,578	47,413
#First South Bancorp, Inc.	18,714	260,873
#First United Corp.	1,400	9,310
First West Virginia Bancorp, Inc.	416	6,344
Firstbank Corp.	1,034	6,410
*FirstCity Financial Corp.	20,633	150,415
Flagstone Reinsurance Holdings, Ltd.	87,330	973,729
Flushing Financial Corp.	57,536	783,065
#FNB United Corp.	19,977	35,359
#*Forest City Enterprises, Inc. Class A	9,900	152,955
*Forestar Group, Inc.	15,243	343,577
*Fox Chase Bancorp, Inc.	1,900	21,318
*FPIC Insurance Group, Inc.	21,559	586,836
*GAINSCO, Inc.	9,382	82,092
GAMCO Investors, Inc.	4,608	212,014
German American Bancorp, Inc.	29,580	470,618
GFI Group, Inc.	43,713	301,620
#Glacier Bancorp, Inc.	29,679	548,765
Great Southern Bancorp, Inc.	23,040	561,946
#*Greene Bancshares, Inc.	13,501	170,653
*Greenlight Capital Re, Ltd.	30,297	776,209
GS Financial Corp.	500	6,822
*Guaranty Bancorp	23,825	37,405
*Guaranty Federal Bancshares, Inc.	3,366	21,138
*Hallmark Financial Services, Inc.	34,790	407,391
Hampden Bancorp, Inc.	7,311	71,648
#Hampton Roads Bankshares, Inc.	8,416	24,322
Hancock Holding Co.	421	17,210
*Hanmi Financial Corp.	7,432	22,147
Harleysville Group, Inc.	30,269	969,213
*Harris & Harris Group, Inc.	46,618	226,097
Heartland Financial USA, Inc.	28,089	536,781
*Heritage Commerce Corp.	10,298	56,845
*Heritage Financial Corp.	12,199	186,767
Heritage Financial Group	26,683	334,338
HF Financial Corp.	1,457	16,799
*HFF, Inc.	25,556	225,404
*Hilltop Holdings, Inc.	86,300	1,012,299
Hingham Institution for Savings	559	20,644
*HMN Financial, Inc.	4,371	28,149
Home Bancshares, Inc.	38,419	1,080,342
Home Federal Bancorp, Inc.	38,992	621,143
HopFed Bancorp, Inc.	5,137	69,016
Horace Mann Educators Corp.	31,987	550,496
Horizon Bancorp	300	6,600
IBERIABANK Corp.	24,447	1,506,913
Independence Holding Co.	34,397	275,520
Independent Bank Corp.	26,395	684,686
Indiana Community Bancorp	900	11,025
Infinity Property & Casualty Corp.	17,500	807,275
#*Interactive Brokers Group, Inc.	34,073	584,011
*International Assets Holding Corp.	17,279	279,401
International Bancshares Corp.	66,668	1,611,366

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Intervest Bancshares Corp.	777	$4,856
*Investment Technology Group, Inc.	30,560	530,827
*Investors Bancorp, Inc.	106,569	1,482,375
Investors Title Co.	829	26,942
JMP Group, Inc.	36,600	283,284
Jones Lang LaSalle, Inc.	30,623	2,415,542
#*KBW, Inc.	32,148	962,833
Kearny Financial Corp.	71,272	729,113
Kentucky First Federal Bancorp	3,200	31,712
#K-Fed Bancorp	37,037	370,740
#Lakeland Bancorp, Inc.	24,309	255,244
Lakeland Financial Corp.	24,880	518,997
Landmark Bancorp, Inc.	2,025	32,420
Legacy Bancorp, Inc.	23,906	223,999
#Life Partners Holdings, Inc.	20,854	481,727
LNB Bancorp, Inc.	15,807	86,780
*Louisiana Bancorp, Inc.	8,396	124,261
LSB Corp.	2,084	29,155
#*Macatawa Bank Corp.	10,004	19,508
*Magyar Bancorp, Inc.	1,300	5,902
MainSource Financial Group, Inc.	40,937	331,180
*Market Leader, Inc.	69,535	156,454
#MarketAxess Holdings, Inc.	52,349	822,926
*Marlin Business Services Corp.	21,458	246,982
#*Maui Land & Pineapple Co., Inc.	2,777	13,968
Max Capital Group, Ltd.	41,670	929,241
Mayflower Bancorp, Inc.	100	763
MB Financial, Inc.	54,112	1,325,744
*MBIA, Inc.	37,270	357,047
MBT Financial Corp.	36,931	107,839
*MCG Capital Corp.	164,604	1,091,325
Meadowbrook Insurance Group, Inc.	97,288	768,575
Medallion Financial Corp.	39,379	315,032
#*Mercantile Bancorp, Inc.	327	1,046
Mercantile Bank Corp.	5,012	29,922
Mercer Insurance Group, Inc.	13,759	252,478
Merchants Bancshares, Inc.	11,342	264,155
*Meridian Interstate Bancorp, Inc.	27,148	312,745
Meta Financial Group, Inc.	2,200	61,182
*Metro Bancorp, Inc.	1,300	17,641
*MetroCorp Bancshares, Inc.	5,176	18,220
#*MF Global Holdings, Ltd.	128,090	1,180,990
MicroFinancial, Inc.	13,400	53,600
Mid Penn Bancorp, Inc.	531	5,443
MidSouth Bancorp, Inc.	9,993	160,388
Monroe Bancorp	300	2,235
Montpelier Re Holdings, Ltd.	47,600	790,160
MutualFirst Financial, Inc.	3,158	28,390
*Nara Bancorp, Inc.	70,182	631,638
*National Financial Partners Corp.	88,800	1,366,632
National Interstate Corp.	32,529	679,531
#National Penn Bancshares, Inc.	59,036	432,144
National Security Group, Inc.	1,000	13,630
National Western Life Insurance Co. Class A	1,900	363,166
*Navigators Group, Inc.	11,308	453,790
NBT Bancorp, Inc.	29,598	724,263
Nelnet, Inc. Class A	55,734	1,112,451
#*Neostem, Inc.	2,912	7,076
*New Century Bancorp, Inc.	1,300	7,839
New England Bancshares, Inc.	19,498	163,783
New Hampshire Thrift Bancshares, Inc.	2,320	25,358

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
New Westfield Financial, Inc.	65,420	$595,322
NewAlliance Bancshares, Inc.	49,301	642,392
*NewBridge Bancorp	1,672	7,942
*Newport Bancorp, Inc.	700	8,488
*NewStar Financial, Inc.	69,375	531,412
North Central Bancshares, Inc.	400	7,400
*North Valley Bancorp.	6,898	18,280
Northeast Community Bancorp, Inc.	35,308	215,732
#Northfield Bancorp, Inc.	44,231	652,850
Northrim Bancorp, Inc.	5,998	103,525
Northwest Bancshares, Inc.	109,687	1,369,991
Norwood Financial Corp.	515	14,286
NYMAGIC, Inc.	9,090	201,798
OceanFirst Financial Corp.	18,177	233,756
#*Ocwen Financial Corp.	104,850	1,211,018
#Ohio Valley Banc Corp.	600	12,504
Old National Bancorp	86,543	1,160,542
#Old Second Bancorp, Inc.	25,153	143,875
OneBeacon Insurance Group, Ltd.	25,107	407,236
*optionsXpress Holdings, Inc.	51,600	915,900
Oriental Financial Group, Inc.	39,600	662,112
Oritani Financial Corp.	34,783	577,050
Osage Bancshares, Inc.	600	5,163
Pacific Continental Corp.	15,775	182,832
#*Pacific Mercantile Bancorp	14,434	72,026
*Pacific Premier Bancorp, Inc.	1,309	6,493
#PacWest Bancorp	26,567	637,874
Pamrapo Bancorp, Inc.	504	3,835
#Park National Corp.	12,090	828,165
Parkvale Financial Corp.	1,380	13,897
Patriot National Bancorp	1,898	4,270
Peapack-Gladstone Financial Corp.	10,602	147,368
Penns Woods Bancorp, Inc.	2,700	86,535
#*Penson Worldwide, Inc.	40,894	384,404
Peoples Bancorp, Inc.	13,469	233,552
People’s United Financial, Inc.	12,711	197,402
#*PHH Corp.	41,314	937,415
*Phoenix Cos., Inc. (The)	194,805	629,220
*PICO Holdings, Inc.	25,600	910,080
*Pinnacle Financial Partners, Inc.	20,309	310,322
#*Piper Jaffray Cos., Inc.	19,300	759,648
*PMA Capital Corp.	54,202	372,368
Porter Bancorp, Inc.	1,480	20,942
#*Portfolio Recovery Associates, Inc.	16,000	1,063,520
#*Preferred Bank	6,510	12,629
Premier Financial Bancorp, Inc.	1,613	15,485
Presidential Life Corp.	34,253	403,500
*Primus Guaranty, Ltd.	22,424	101,132
Princeton National Bancorp, Inc.	1,096	9,853
PrivateBancorp, Inc.	5,000	71,600
Protective Life Corp.	2,800	67,396
Providence Community Bancshares, Inc.	300	765
Provident Financial Holdings, Inc.	4,461	26,766
Provident Financial Services, Inc.	34,938	460,483
Provident New York Bancorp	62,566	642,553
#Prudential Bancorp, Inc. of Pennsylvania	1,700	13,124
Pulaski Financial Corp.	6,987	49,119
QC Holdings, Inc.	27,120	140,753
Radian Group, Inc.	88,300	1,252,977
Renasant Corp.	33,201	548,813
Republic Bancorp, Inc. Class A	24,407	589,429

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Republic First Bancorp, Inc.	10,130	$37,785
Resource America, Inc.	29,802	176,130
#*RiskMetrics Group, Inc.	37,500	841,500
*Riverview Bancorp, Inc.	14,927	52,991
#RLI Corp.	17,700	1,026,600
Rockville Financial, Inc.	49,174	593,038
*Rodman & Renshaw Capital Group, Inc.	60,491	261,321
Roma Financial Corp.	52,566	615,022
Rome Bancorp, Inc.	24,972	214,759
S&T Bancorp, Inc.	27,967	672,606
S.Y. Bancorp, Inc.	20,523	487,216
*Safeguard Scientifics, Inc.	38,149	524,930
Safety Insurance Group, Inc.	22,131	825,265
Salisbury Bancorp, Inc.	200	4,840
Sanders Morris Harris Group, Inc.	34,650	206,860
Sandy Spring Bancorp, Inc.	17,881	312,023
Savannah Bancorp, Inc. (The)	300	3,390
SCBT Financial Corp.	22,069	878,126
Seabright Insurance Holdings	31,438	342,045
*Security National Financial Corp. Class A	2,364	6,596
Selective Insurance Group, Inc.	38,055	635,899
Shore Bancshares, Inc.	7,469	105,238
*SI Financial Group, Inc.	39,659	253,024
*Siebert Financial Corp.	7,500	16,275
Sierra Bancorp	10,141	126,560
*Signature Bank	27,023	1,091,189
Simmons First National Corp.	36,869	1,035,282
Somerset Hills Bancorp	15,789	139,259
*Southcoast Financial Corp.	764	2,888
*Southern Community Financial Corp.	40,671	112,252
*Southern Connecticut Bancorp, Inc.	100	676
*Southern First Bancshares, Inc.	2,130	17,572
Southern Missouri Bancorp, Inc.	400	5,680
Southside Bancshares, Inc.	33,220	716,885
Southwest Bancorp, Inc.	20,147	295,355
Southwest Georgia Financial Corp.	1,320	12,210
State Auto Financial Corp.	40,264	720,323
State Bancorp, Inc.	27,843	275,646
StellarOne Corp.	31,824	474,496
Sterling Bancorp	44,121	472,536
Sterling Bancshares, Inc.	49,124	288,849
Stewart Information Services Corp.	13,500	153,630
*Stifel Financial Corp.	7,000	401,310
*Stratus Properties, Inc.	13,437	149,823
Student Loan Corp.	11,674	329,674
Suffolk Bancorp	21,476	666,830
*Sun Bancorp, Inc.	20,876	112,730
#Susquehanna Bancshares, Inc.	82,055	894,400
SWS Group, Inc.	43,547	482,065
#*Taylor Capital Group, Inc.	22,832	312,798
Teche Holding Co.	1,200	38,376
#*Tejon Ranch Co.	16,539	475,662
*Tennessee Commerce Bancorp, Inc.	13,617	139,302
*Teton Advisors, Inc.	91	1,003
#*Texas Capital Bancshares, Inc.	28,200	561,180
TF Financial Corp.	800	15,200
Thomas Properties Group, Inc.	54,108	247,274
*Thomas Weisel Partners Group, Inc.	37,790	296,652
*Tidelands Bancshares, Inc.	800	1,800
Timberland Bancorp, Inc.	8,451	41,494
Tompkins Financial Corp.	21,458	871,624

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Tower Group, Inc.	32,826	$756,968
#TowneBank	17,913	287,145
*TradeStation Group, Inc.	67,789	566,716
*Tree.com, Inc.	7,106	64,665
TriCo Bancshares	23,942	455,856
Trustco Bank Corp.	66,907	444,932
Trustmark Corp.	58,928	1,442,557
Umpqua Holdings Corp.	93,567	1,397,891
Unico American Corp.	4,300	40,850
Union First Market Bankshares Corp.	16,281	273,195
*United America Indemnity, Ltd.	43,886	416,917
#United Bankshares, Inc.	35,001	1,016,429
*United Community Banks, Inc.	28,791	168,139
*United Community Financial Corp.	12,002	24,004
United Financial Bancorp, Inc.	36,182	505,824
United Fire & Casualty Co.	16,995	388,676
*United PanAm Financial Corp.	16,268	53,359
#*United Security Bancshares	38,895	182,808
Unitrin, Inc.	82,180	2,403,765
*Unity Bancorp, Inc.	3,604	19,786
Universal Insurance Holdings, Inc.	79,293	400,430
Univest Corp. of Pennsylvania	26,405	516,746
ViewPoint Financial Group	58,512	996,459
#*Virginia Commerce Bancorp, Inc.	34,087	243,040
*Virtus Investment Partners, Inc.	223	5,403
Washington Banking Co.	25,743	370,442
Washington Trust Bancorp, Inc.	20,402	369,480
*Waterstone Financial, Inc.	75,717	292,268
Webster Financial Corp.	78,600	1,628,592
WesBanco, Inc.	40,151	774,111
West Bancorporation	20,894	169,868
#*Western Alliance Bancorp	30,400	264,480
Westwood Holdings Group, Inc.	12,401	477,438
White River Capital, Inc.	300	4,371
#Whitney Holding Corp.	18,570	254,409
Wilber Corp.	1,000	6,810
#Wilmington Trust Corp.	59,650	1,033,734
Wilshire Bancorp, Inc.	60,030	651,926
#Wintrust Financial Corp.	30,835	1,150,146
#*World Acceptance Corp.	31,970	1,127,902
WSB Holdings, Inc.	800	2,456
WVS Financial Corp.	500	7,000
Yadkin Valley Financial Corp.	5,331	24,416
Zenith National Insurance Corp.	40,304	1,524,297
*ZipRealty, Inc.	37,894	166,734

Total Financials		170,795,901

Health Care —(11.1%)
*A.D.A.M., Inc.	24,309	91,159
*Abaxis, Inc.	19,205	497,602
#*ABIOMED, Inc.	44,107	425,191
*Accelrys, Inc.	56,293	393,488
#*Accuray, Inc.	86,611	557,775
*Acorda Therapeutics, Inc.	22,788	883,035
*Adolor Corp.	37,786	73,683
*Affymax, Inc.	24,788	590,946
#*Affymetrix, Inc.	86,600	601,004
#*Air Methods Corp.	26,675	882,409
*Albany Molecular Research, Inc.	49,686	397,488
*Alexza Pharmaceuticals, Inc.	46,549	155,474
*Align Technology, Inc.	60,520	1,027,630

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Alkermes, Inc.	59,726	$782,411
#*Alliance HealthCare Services, Inc.	81,676	437,783
*Allied Healthcare International, Inc.	99,026	278,263
*Allied Healthcare Products, Inc.	1,200	4,620
#*Allos Therapeutics, Inc.	99,070	782,653
#*Allscripts-Misys Healthcare Solutions, Inc.	44,600	899,582
*Almost Family, Inc.	21,174	896,931
*Alnylam Pharmaceuticals, Inc.	14,644	248,362
*Alphatec Holdings, Inc.	102,623	685,522
*AMAG Pharmaceuticals, Inc.	12,436	424,689
#*Amedisys, Inc.	14,800	852,184
America Services Group, Inc.	21,899	371,407
*American Caresource Holding, Inc.	6,464	13,187
*American Dental Partners, Inc.	28,896	372,180
#*American Medical Systems Holdings, Inc.	22,513	403,433
*American Shared Hospital Services	2,300	6,647
#*AMERIGROUP Corp.	26,697	967,499
*Amicus Therapeutics, Inc.	15,903	51,685
*AMN Healthcare Services, Inc.	58,116	531,180
*Amsurg Corp.	37,089	768,484
*Anadys Pharmaceuticals, Inc.	87,975	223,456
Analogic Corp.	12,100	578,622
*AngioDynamics, Inc.	46,203	739,248
*Anika Therapeutics, Inc.	28,764	202,786
*Animal Health International, Inc.	7,061	17,370
*ARCA Biopharma, Inc.	2,600	13,598
*Ardea Biosciences, Inc.	25,233	640,918
#*Arena Pharmaceuticals, Inc.	42,111	136,861
*Ariad Pharmaceuticals, Inc.	189,200	665,984
*Arqule, Inc.	65,180	415,197
*Array BioPharma, Inc.	36,084	133,511
Arrhythmia Research Technology, Inc.	6,700	53,265
*Assisted Living Concepts, Inc.	21,273	746,682
*athenahealth, Inc.	20,000	580,400
*AtriCure, Inc.	35,700	198,849
Atrion Corp.	3,299	467,732
*ATS Medical, Inc.	142,746	569,557
*Auxilium Pharmaceuticals, Inc.	14,900	530,440
*AVANIR Pharmaceuticals, Inc.	40,900	131,698
*BioClinica, Inc.	46,204	229,634
#*BioCryst Pharmaceuticals, Inc.	42,001	319,208
*Biodel, Inc.	42,389	190,750
*BioLase Technology, Inc.	9,919	19,342
#*BioMimetic Therapeutics, Inc.	34,648	461,858
*Bio-Reference Labs, Inc.	33,200	776,880
*BioSante Pharmaceuticals, Inc.	9,087	21,354
*BioScrip, Inc.	84,174	752,516
*BioSphere Medical, Inc.	29,051	78,728
*Biotime, Inc.	3,325	25,303
#*BMP Sunstone Corp.	30,498	163,774
#*Bovie Medical Corp.	40,855	212,855
*Brookdale Senior Living, Inc.	20,400	438,600
*Bruker BioSciences Corp.	21,449	327,955
*BSD Medical Corp.	43,227	79,970
#*Cadence Pharmaceuticals, Inc.	24,264	237,787
*Caliper Life Sciences, Inc.	27,696	111,061
*Cambrex Corp.	37,573	164,945
Cantel Medical Corp.	37,230	743,111
*Capital Senior Living Corp.	62,660	329,592
*Caraco Pharmaceutical Laboratories, Ltd.	48,490	312,760
*Cardiac Science Corp.	19,058	29,730

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Cardiovascular Systems, Inc.	1,600	$8,016
*CAS Medical Systems, Inc.	13,919	21,922
*Catalyst Health Solutions, Inc.	38,497	1,628,808
*Celera Corp.	11,502	85,920
*Celldex Therapeutics, Inc.	15,800	129,086
*Celsion Corp.	23,700	120,870
*Centene Corp.	39,400	902,260
#*Cepheid, Inc.	50,229	1,004,078
#*Cerus Corp.	28,718	93,046
#Chemed Corp.	21,730	1,195,367
#*Clinical Data, Inc.	33,083	617,990
*CombiMatrix Corp.	13,084	51,682
Computer Programs & Systems, Inc.	19,593	882,861
#*Conceptus, Inc.	27,016	511,683
*Conmed Corp.	48,320	1,074,637
*Continucare Corp.	111,585	373,810
#Cooper Cos., Inc.	5,400	210,006
*Corvel Corp.	27,760	924,408
*CPEX Pharmaceuticals, Inc.	4,409	111,768
*Cross Country Healthcare, Inc.	47,423	475,178
*CryoLife, Inc.	47,536	290,445
*Cubist Pharmaceuticals, Inc.	43,557	976,548
*Curis, Inc.	100,309	331,020
*Cutera, Inc.	34,749	401,698
*Cyberonics, Inc.	32,949	643,494
*Cyclacel Pharmaceuticals, Inc.	28,200	64,578
*Cynosure, Inc.	14,447	182,032
*Cypress Bioscience, Inc.	56,880	286,675
*Cytokinetics, Inc.	95,635	307,945
#*Cytori Therapeutics, Inc.	74,500	420,180
Daxor Corp.	3,400	38,080
*DepoMed, Inc.	72,684	292,917
#*DexCom, Inc.	85,249	933,477
*Dialysis Corp. of America	26,740	299,755
*Digirad Corp.	27,960	61,792
*Dionex Corp.	12,126	989,118
*Durect Corp.	73,593	209,740
*DUSA Pharmaceuticals, Inc.	34,987	82,219
*Dyax Corp.	144,298	505,043
*Dynacq Healthcare, Inc.	10,192	27,518
#*Eclipsys Corp.	41,562	859,502
*Emergent BioSolutions, Inc.	58,947	959,657
Emergent Group, Inc.	4,766	37,461
#*Emeritus Corp.	24,259	543,402
—#*Endo Pharmaceuticals Solutions	57,207	56,635
*Endologix, Inc.	74,231	345,174
#Ensign Group, Inc.	35,678	619,370
*Enzo Biochem, Inc.	55,322	330,272
#*Enzon Pharmaceuticals, Inc.	69,903	739,574
*eResearch Technology, Inc.	59,079	435,412
#*ev3, Inc.	65,035	1,244,120
#*Exactech, Inc.	24,849	508,411
*Exelixis, Inc.	113,102	653,730
*Five Star Quality Care, Inc.	63,168	186,977
#*Genomic Health, Inc.	18,114	290,186
*Genoptix, Inc.	13,170	509,547
#*Gentiva Health Services, Inc.	41,705	1,196,099
#*Geron Corp.	114,263	666,153
#*Greatbatch, Inc.	28,197	629,921
*Haemonetics Corp.	17,297	1,000,804
#*Halozyme Therapeutics, Inc.	37,168	316,671

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Hanger Orthopedic Group, Inc.	34,011	$633,965
*Harvard Bioscience, Inc.	75,033	313,638
*Health Grades, Inc.	60,272	422,507
*HealthSouth Corp.	64,275	1,315,066
*HealthSpring, Inc.	63,300	1,114,080
*HealthStream, Inc.	60,855	273,848
*HealthTronics, Inc.	101,605	360,698
*Healthways, Inc.	47,920	780,617
*HeartWare International, Inc.	3,229	181,599
Hill-Rom Holdings, Inc.	51,616	1,636,743
*Hi-Tech Pharmacal Co., Inc.	27,180	661,289
*HMS Holdings Corp.	41,340	2,211,690
*Human Genome Sciences, Inc.	65,800	1,822,002
*ICU Medical, Inc.	19,741	702,977
*Idenix Pharmaceuticals, Inc.	41,207	190,376
#*Idera Pharmaceuticals, Inc.	20,034	125,413
*Immucor, Inc.	52,792	1,130,277
#*ImmunoGen, Inc.	84,750	839,872
#*Immunomedics, Inc.	122,078	427,273
*Impax Laboratories, Inc.	42,141	762,752
#*Incyte Corp.	121,700	1,633,214
*Infinity Pharmaceuticals, Inc.	38,620	266,478
*Inovio Biomedical Corp.	9,100	12,558
*Inspire Pharmaceuticals, Inc.	98,404	674,067
#*Insulet Corp.	40,500	558,900
*Integra LifeSciences Holdings Corp.	23,137	1,051,114
*IntegraMed America, Inc.	20,934	178,776
#*InterMune, Inc.	49,120	2,090,547
Invacare Corp.	40,792	1,078,133
*InVentiv Health, Inc.	33,268	766,162
#*IPC The Hospitalist Co.	13,610	422,454
*Iridex Corp.	6,949	30,089
*IRIS International, Inc.	30,260	345,872
*ISTA Pharmaceuticals, Inc.	61,066	238,768
*Javelin Pharmaceuticals, Inc.	2,367	5,160
#*Jazz Pharmaceuticals, Inc.	55,935	567,181
#*Kendle International, Inc.	27,640	457,442
*Kensey Nash Corp.	15,800	357,870
Kewaunee Scientific Corp.	2,000	26,380
*Kindred Healthcare, Inc.	44,800	799,232
*K-V Pharmaceutical Co.	65,135	100,959
#*K-V Pharmaceutical Co. Class B	12,865	24,829
#Landauer, Inc.	9,762	665,280
*Lannet Co., Inc.	49,627	232,751
*LCA-Vision, Inc.	41,200	347,316
*LeMaitre Vascular, Inc.	20,749	102,500
*Lexicon Pharmaceuticals, Inc.	44,366	71,429
#*LHC Group, Inc.	23,634	805,919
*Ligand Pharmaceuticals, Inc. Class B	39,482	72,647
#*Luminex Corp.	40,763	662,806
#*Magellan Health Services, Inc.	30,500	1,287,405
*MAKO Surgical Corp.	42,709	599,207
#*Mannkind Corp.	95,603	664,441
*MAP Pharmaceuticals, Inc.	37,957	681,708
#*Martek Biosciences Corp.	30,600	674,118
*Matrixx Initiatives, Inc.	10,700	54,784
*Maxygen, Inc.	61,654	395,202
#*MedAssets, Inc.	46,126	1,053,057
*MedCath Corp.	21,949	218,173
*Medical Action Industries, Inc.	38,490	456,876
*Medicines Co. (The)	30,437	223,408

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*MediciNova, Inc.	2,300	$14,927
#Medicis Pharmaceutical Corp. Class A	50,100	1,271,538
*Medivation, Inc.	28,516	318,239
MedQuist, Inc.	5,341	49,725
*MEDTOX Scientific, Inc.	19,815	253,830
*Merge Healthcare, Inc.	62,786	155,709
Meridian Bioscience, Inc.	20,880	417,391
*Merit Medical Systems, Inc.	38,485	622,302
*Metabolix, Inc.	41,086	512,342
*Metropolitan Health Networks, Inc.	114,894	355,022
#*Micromet, Inc.	111,142	846,902
*Micrus Endovascular Corp.	34,070	684,126
*Misonix, Inc.	1,809	4,052
#*Molecular Insight Pharmaceuticals, Inc.	15,669	34,628
*Molina Healthcare, Inc.	24,824	724,116
*Momenta Pharmaceuticals, Inc.	22,527	312,675
*MWI Veterinary Supply, Inc.	15,619	655,217
*Nabi Biopharmaceuticals	106,746	599,913
*Nanosphere, Inc.	37,835	238,360
*National Dentex Corp.	2,975	50,516
National Healthcare Corp.	11,196	395,891
National Research Corp.	11,847	306,719
*Natus Medical, Inc.	49,738	847,536
#*Nektar Therapeutics	83,503	1,165,702
#*Neogen Corp.	39,328	1,033,933
*Neurocrine Biosciences, Inc.	51,036	163,826
#*NeurogesX, Inc.	36,916	369,160
*Neurometrix, Inc.	17,736	31,570
*Nighthawk Radiology Holdings, Inc.	53,848	199,238
*Novabay Pharmaceuticals, Inc.	4,100	9,102
*NovaMed, Inc.	50,761	166,496
#*Novavax, Inc.	85,600	242,248
*NPS Pharmaceuticals, Inc.	75,670	527,420
*NxStage Medical, Inc.	74,199	943,811
*Obagi Medical Products, Inc.	38,179	514,653
*Odyssey Healthcare, Inc.	63,622	1,325,246
#*Omnicell, Inc.	58,048	774,941
*OncoGenex Pharmaceutical, Inc.	9,365	206,030
*Oncothyreon, Inc.	42,608	172,136
#*Optimer Pharmaceuticals, Inc.	55,100	678,281
*OraSure Technologies, Inc.	79,984	507,099
#*Orexigen Therapeutics, Inc.	60,516	410,298
*Orthovita, Inc.	131,509	526,036
#*Osiris Therapeutics, Inc.	31,739	237,090
*Osteotech, Inc.	36,318	154,352
*Pain Therapeutics, Inc.	72,927	437,562
*Palomar Medical Technologies, Inc.	32,575	409,142
*Par Pharmaceutical Cos., Inc.	49,518	1,343,919
*Parexel International Corp.	54,100	1,275,678
*PDI, Inc.	26,438	239,793
#PDL BioPharma, Inc.	102,212	594,874
*Penwest Pharmaceuticals Co.	51,949	182,341
*Pharmasset, Inc.	15,690	508,356
#*PharmAthene, Inc.	19,030	27,023
*PharMerica Corp.	24,300	468,990
*Phase Forward, Inc.	24,460	411,173
#*Poniard Pharmaceuticals, Inc.	7,200	9,216
*Pozen, Inc.	45,200	489,516
*Progenics Pharmaceuticals, Inc.	17,284	111,309
*Prospect Medical Holdings, Inc.	35,736	240,861
*Providence Service Corp.	21,618	359,075

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*PSS World Medical, Inc.	35,186	$824,408
Psychemedics Corp.	4,312	34,280
#*Psychiatric Solutions, Inc.	7,500	241,275
*Questcor Pharmaceuticals, Inc.	32,968	321,108
#*Quidel Corp.	32,606	480,612
*Quigley Corp.	28,021	53,240
*RadNet, Inc.	39,650	145,912
*Regeneration Technologies, Inc.	53,982	206,751
*RehabCare Group, Inc.	39,497	1,126,454
*Repligen Corp.	74,907	262,924
*Res-Care, Inc.	33,449	389,346
*Rigel Pharmaceuticals, Inc.	79,202	615,400
*Rochester Medical Corp.	28,951	347,122
*Rockwell Medical Technologies, Inc.	36,533	212,257
*Salix Pharmaceuticals, Ltd.	137,067	5,510,093
#*Sangamo BioSciences, Inc.	55,721	343,241
*Santarus, Inc.	144,260	473,173
*Savient Pharmaceuticals, Inc.	44,355	643,148
*SciClone Pharmaceuticals, Inc.	93,702	391,674
*Seattle Genetics, Inc.	53,068	668,657
*SenoRx, Inc.	39,565	389,320
#*Sequenom, Inc.	97,135	602,237
*Sirona Dental Systems, Inc.	28,600	1,192,334
*Skilled Healthcare Group, Inc.	27,600	184,644
*Solta Medical, Inc.	18,398	43,603
*Somanetics Corp.	21,837	441,763
#*SonoSite, Inc.	27,273	914,191
Span-American Medical System, Inc.	4,563	76,248
*Spectranetics Corp.	46,255	315,459
#*Spectrum Pharmaceuticals, Inc.	52,886	272,892
#*Staar Surgical Co.	80,573	410,117
#*Stereotaxis, Inc.	86,386	410,334
#Steris Corp.	8,883	295,626
*Strategic Diagnostics, Inc.	52,563	97,767
*Sucampo Pharmaceuticals, Inc.	2,900	11,919
*Sun Healthcare Group, Inc.	65,283	583,630
*SunLink Health Systems, Inc.	2,900	7,685
*Sunrise Senior Living, Inc.	69,759	387,860
*SuperGen, Inc.	102,686	302,924
#*SurModics, Inc.	22,751	423,169
*Symmetry Medical, Inc.	38,783	448,331
*Synovis Life Technologies, Inc.	22,200	328,560
*Synta Pharmaceuticals Corp.	83,136	337,532
*Targacept, Inc.	51,502	1,225,748
*Theragenics Corp.	35,661	54,918
#*Theravance, Inc.	32,706	548,480
*TomoTherapy, Inc.	82,605	321,333
*TranS1, Inc.	20,969	67,730
*Transcend Services, Inc.	20,284	301,623
*Transcept Pharmaceuticals, Inc.	23,511	241,693
*Trimeris, Inc.	30,651	74,175
#*Triple-S Management Corp.	22,500	409,500
*Trubion Pharmaceuticals, Inc.	11,896	45,681
*U.S. Physical Therapy, Inc.	25,361	444,832
*Universal American Corp.	76,999	1,181,935
Utah Medical Products, Inc.	6,764	188,783
*Vanda Pharmaceuticals, Inc.	26,300	220,131
#*Varian, Inc.	17,860	924,969
*Vascular Solutions, Inc.	36,276	359,132
#*Vical, Inc.	55,846	202,163
*Viropharma, Inc.	106,590	1,355,825

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Virtual Radiologic Corp.	18,355	$229,438
*Vital Images, Inc.	25,805	407,203
#*Vivus, Inc.	122,860	1,251,943
#*Volcano Corp.	43,640	1,048,233
*WellCare Health Plans, Inc.	23,900	684,257
West Pharmaceutical Services, Inc.	28,461	1,191,093
#*Wright Medical Group, Inc.	33,520	629,506
*XenoPort, Inc.	7,300	75,920
Young Innovations, Inc.	19,367	487,467
*Zoll Medical Corp.	38,434	1,174,159
*Zymogenetics, Inc.	102,177	606,931

Total Health Care		161,051,308

Industrials — (13.3%)
*3D Systems Corp.	42,992	668,956
A.O. Smith Corp.	5,000	258,150
*A.T. Cross Co.	24,059	113,318
#AAON, Inc.	28,824	695,811
*AAR Corp.	55,400	1,350,652
ABM Industries, Inc.	55,950	1,202,365
*Acacia Technologies Group	54,207	806,600
*ACCO Brands Corp.	101,788	929,324
Aceto Corp.	26,767	178,536
Actuant Corp.	63,176	1,448,626
Administaff, Inc.	22,130	489,958
*Advisory Board Co. (The)	21,480	707,336
*AeroCentury Corp.	400	9,288
*Aerosonic Corp.	4,392	17,304
*Aerovironment, Inc.	16,418	429,823
*Air Transport Services Group, Inc.	9,822	54,021
Aircastle, Ltd.	81,000	972,810
#*AirTran Holdings, Inc.	119,150	629,112
Alamo Group, Inc.	20,965	493,935
*Alaska Air Group, Inc.	44,988	1,862,953
Albany International Corp.	23,464	597,628
Alexander & Baldwin, Inc.	38,466	1,368,620
#*Allegiant Travel Co.	31,124	1,600,707
*Allied Defense Group, Inc.	19,869	106,100
#*Altra Holdings, Inc.	49,560	751,330
*Amerco, Inc.	25,903	1,617,642
#*American Commercial Lines, Inc.	19,362	394,985
American Railcar Industries, Inc.	26,570	434,419
*American Reprographics Co.	20,000	199,800
American Science & Engineering, Inc.	10,761	808,689
#*American Superconductor Corp.	46,459	1,355,674
American Woodmark Corp.	21,543	497,859
Ameron International Corp.	10,460	725,819
Ampco-Pittsburgh Corp.	15,849	407,478
*AMREP Corp.	13,428	194,706
*APAC Customer Services, Inc.	80,315	461,811
#Apogee Enterprises, Inc.	48,071	660,496
Applied Industrial Technologies, Inc.	34,175	1,051,906
Applied Signal Technologies, Inc.	22,529	421,067
*Argan, Inc.	28,124	319,489
#*Argon ST, Inc.	33,599	873,574
Arkansas Best Corp.	34,808	1,060,252
*Armstrong World Industries, Inc.	1,100	47,905
#*Arotech Corp.	23,044	39,866
#*Astec Industries, Inc.	23,940	792,893
*Astronics Corp.	2,544	36,786
*Astronics Corp. Class B	1,840	26,312

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*ATC Technology Corp.	34,758	$710,454
*Atlas Air Worldwide Holdings, Inc.	26,839	1,483,392
*Avalon Holding Corp. Class A	1,400	4,466
#*Avis Budget Group, Inc.	76,700	1,159,704
#AZZ, Inc.	21,600	877,392
#Badger Meter, Inc.	11,963	494,790
#*Baker (Michael) Corp.	20,065	709,097
#Baldor Electric Co.	9,370	359,902
*Baldwin Technology Co., Inc. Class A	21,689	32,100
#Barnes Group, Inc.	55,900	1,162,720
Barrett Business Services, Inc.	25,045	385,693
*BE Aerospace, Inc.	400	11,884
*Beacon Roofing Supply, Inc.	74,762	1,659,716
Belden, Inc.	24,657	677,081
#*Blount International, Inc.	41,200	462,264
*BlueLinx Holdings, Inc.	81,485	408,240
#Bowne & Co., Inc.	48,862	546,277
*Breeze-Eastern Corp.	14,658	100,847
Briggs & Stratton Corp.	69,200	1,642,808
*Broadwind Energy, Inc.	100	396
*BTU International, Inc.	22,313	133,432
#*Builders FirstSource, Inc.	29,578	112,692
*CAI International, Inc.	37,190	506,156
Cascade Corp.	18,145	632,535
*Casella Waste Systems, Inc.	56,612	292,118
#*CBIZ, Inc.	121,395	850,979
CDI Corp.	20,510	357,489
*CECO Environmental Corp.	13,572	72,203
*Celadon Group, Inc.	38,625	576,671
#*Cenveo, Inc.	86,773	743,645
*Ceradyne, Inc.	25,769	572,072
*Champion Industries, Inc.	5,308	9,448
*Chart Industries, Inc.	14,146	325,217
Chase Corp.	18,997	249,431
Chicago Rivet & Machine Co.	300	4,866
CIRCOR International, Inc.	16,945	583,925
#*Coleman Cable, Inc.	32,683	187,274
*Columbus McKinnon Corp.	33,327	600,886
Comfort Systems USA, Inc.	60,045	845,434
*Command Security Corp.	28,121	71,709
*Commercial Vehicle Group, Inc.	49,967	468,690
*Competitive Technologies, Inc.	16,244	45,483
CompX International, Inc.	700	7,735
*Consolidated Graphics, Inc.	22,400	938,784
*Cornell Cos., Inc.	26,495	728,612
Corporate Executive Board Co.	26,462	726,647
#*CoStar Group, Inc.	19,038	836,720
Courier Corp.	19,642	337,646
*Covenant Transportation Group, Inc.	5,802	42,935
*CPI Aerostructures, Inc.	16,052	143,665
*CRA International, Inc.	13,812	320,853
Cubic Corp.	29,003	1,082,102
Deluxe Corp.	27,180	569,965
Diamond Management & Technology Consultants, Inc.	67,358	546,947
#*Document Security Systems, Inc.	35,406	124,983
*Dollar Thrifty Automotive Group, Inc.	21,095	927,969
Ducommun, Inc.	18,884	432,255
*DXP Enterprises, Inc.	22,901	379,928
*Dycom Industries, Inc.	36,330	385,825
*Dynamex, Inc.	14,520	256,859
Dynamic Materials Corp.	19,357	347,652

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*DynCorp International, Inc. Class A	41,020	$705,544
#*Eagle Bulk Shipping, Inc.	127,900	740,541
Eastern Co.	8,856	143,910
Ecology & Environment, Inc. Class A	920	12,162
Encore Wire Corp.	33,235	738,149
#*Ener1, Inc.	29,241	121,643
EnergySolutions, Inc.	55,549	402,730
#*EnerNOC, Inc.	31,111	904,708
*EnerSys, Inc.	68,399	1,770,166
Ennis, Inc.	45,935	849,338
#*EnPro Industries, Inc.	31,463	993,602
#ESCO Technologies, Inc.	25,089	773,996
Espey Manufacturing & Electronics Corp.	4,056	78,281
*Esterline Technologies Corp.	38,891	2,169,340
*Exponent, Inc.	22,273	663,958
*ExpressJet Holdings, Inc.	39,780	159,120
Federal Signal Corp.	45,643	367,883
*Flanders Corp.	52,414	201,794
*Flow International Corp.	87,538	276,620
#Forward Air Corp.	18,296	512,654
*Franklin Covey Co.	44,037	347,012
Franklin Electric Co., Inc.	26,195	916,563
Freightcar America, Inc.	17,770	508,577
*Frozen Food Express Industries, Inc.	30,088	135,396
*Fuel Tech, Inc.	9,500	71,345
#*FuelCell Energy, Inc.	47,753	131,321
*Furmanite Corp.	73,011	372,356
G & K Services, Inc. Class A	16,800	461,832
Gardner Denver Machinery, Inc.	4,683	235,508
GATX Corp.	25,844	843,548
#*Genco Shipping & Trading, Ltd.	23,500	544,260
*Gencor Industries, Inc.	10,335	80,820
*GenCorp, Inc.	92,843	577,483
*Genesee & Wyoming, Inc.	26,480	1,035,368
*GEO Group, Inc. (The)	62,100	1,315,278
*GeoEye, Inc.	23,119	658,892
*Gibraltar Industries, Inc.	48,594	729,882
#Gorman-Rupp Co. (The)	28,159	785,355
*GP Strategies Corp.	44,425	358,510
*Graftech International, Ltd.	39,400	664,284
Graham Corp.	16,831	300,433
Great Lakes Dredge & Dock Corp.	79,050	428,451
*Greenbrier Cos., Inc.	20,400	332,112
*Griffon Corp.	96,541	1,361,228
*H&E Equipment Services, Inc.	65,550	774,146
Hardinge, Inc.	22,419	224,190
*Hawaiian Holdings, Inc.	83,396	592,112
#Healthcare Services Group, Inc.	39,684	852,809
HEICO Corp.	15,246	656,656
HEICO Corp. Class A	24,711	828,815
Heidrick & Struggles International, Inc.	26,960	712,014
*Herley Industries, Inc.	19,700	288,605
Herman Miller, Inc.	42,724	906,603
#*Hexcel Corp.	51,130	828,306
*Hill International, Inc.	64,945	416,947
HNI Corp.	36,350	1,128,304
*Hoku Corp.	35,886	105,864
Horizon Lines, Inc.	53,681	293,635
#Houston Wire & Cable Co.	29,292	385,190
*Hub Group, Inc. Class A	31,875	1,020,319
*Hudson Highland Group, Inc.	45,490	255,199

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Hurco Cos., Inc.	13,286	$258,546
*Huron Consulting Group, Inc.	6,811	159,514
*ICF International, Inc.	22,273	515,843
*II-VI, Inc.	40,548	1,454,051
*Innerworkings, Inc.	71,325	426,524
*Innotrac Corp.	712	1,153
*Innovative Solutions & Support, Inc.	40,922	238,166
*Insituform Technologies, Inc.	47,114	1,129,323
Insteel Industries, Inc.	28,278	346,688
*Integrated Electrical Services, Inc.	19,595	122,077
Interface, Inc. Class A	48,136	629,619
#*Interline Brands, Inc.	52,585	1,094,294
International Shipholding Corp.	8,983	272,544
*Intersections, Inc.	47,395	252,615
John Bean Technologies Corp.	33,325	612,180
*Kadant, Inc.	20,510	410,405
Kaman Corp. Class A	28,991	794,643
Kaydon Corp.	21,300	886,719
*Kelly Services, Inc. Class A	27,987	450,031
*Key Technology, Inc.	13,564	188,133
*Kforce, Inc.	64,087	890,168
Kimball International, Inc. Class B	38,006	305,568
#Knoll, Inc.	39,450	551,511
*Korn/Ferry International	65,328	1,058,967
*Kratos Defense & Security Solutions, Inc.	23,839	339,706
L.S. Starrett Co. Class A	5,600	64,680
*LaBarge, Inc.	37,123	458,840
*Ladish Co., Inc.	34,188	939,828
Lawson Products, Inc.	10,977	178,376
*Layne Christensen Co.	24,813	679,380
*LECG Corp.	29,677	99,715
*LGL Group, Inc.	500	3,925
#Lindsay Corp.	8,250	313,748
*LMI Aerospace, Inc.	31,352	541,136
LSI Industries, Inc.	39,427	277,172
*Lydall, Inc.	40,127	323,424
*M&F Worldwide Corp.	37,000	1,134,420
*Magnetek, Inc.	35,655	70,240
Manitowoc Co., Inc. (The)	8,000	112,080
*Manpower, Inc.	6,241	350,120
*Marten Transport, Ltd.	45,089	985,195
#*MasTec, Inc.	90,708	1,134,757
McGrath Rentcorp.	27,793	722,340
*Metalico, Inc.	69,800	460,680
Met-Pro Corp.	32,896	334,552
*MFRI, Inc.	15,668	106,386
#*Microvision, Inc.	99,527	311,520
#*Middleby Corp.	16,650	1,017,648
Miller Industries, Inc.	26,144	373,859
Mine Safety Appliances Co.	34,549	1,015,395
#*Mobile Mini, Inc.	38,926	646,950
*Moog, Inc.	31,262	1,162,009
*Moog, Inc. Class B	391	14,627
Mueller Industries, Inc.	43,197	1,280,791
Mueller Water Products, Inc.	146,892	822,595
Multi-Color Corp.	22,598	282,701
NACCO Industries, Inc. Class A	8,000	695,520
National Technical Systems, Inc.	26,331	138,501
*Navigant Consulting, Inc.	46,347	596,949
*NN, Inc.	35,633	256,558
Nordson Corp.	9,231	662,970

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*North American Galvanizing & Coating, Inc.	30,194	$226,455
#*Northwest Pipe Co.	13,512	325,909
#*Ocean Power Technologies, Inc.	24,060	164,570
*Old Dominion Freight Line, Inc.	37,309	1,338,647
Omega Flex, Inc.	21,834	267,248
*On Assignment, Inc.	74,470	523,524
*Orbital Sciences Corp.	45,598	838,091
*Orion Energy Systems, Inc.	48,116	256,458
#*Orion Marine Group, Inc.	40,895	775,369
*Oshkosh Corp.	50,404	1,946,602
#Otter Tail Corp.	35,034	778,455
*P.A.M. Transportation Services, Inc.	21,048	333,400
#*Pacer International, Inc.	58,570	388,905
*Park-Ohio Holdings Corp.	37,414	481,518
*Patriot Transportation Holding, Inc.	5,263	441,776
*PGT, Inc.	36,356	112,704
*Pike Electric Corp.	19,966	214,634
*Pinnacle Airlines Corp.	41,551	303,738
*PMFG, Inc.	21,734	312,535
*Polypore International, Inc.	9,200	162,932
Portec Rail Products, Inc.	24,807	293,219
*Powell Industries, Inc.	19,830	665,891
#*Power-One, Inc.	144,893	1,138,859
*PowerSecure International, Inc.	38,655	435,255
Preformed Line Products Co.	6,400	192,000
*PRGX Global, Inc.	46,127	311,819
*Protection One, Inc.	49,213	761,325
Providence & Worcester Railroad Co.	1,800	23,670
*Quality Distribution, Inc.	45,002	315,014
Quanex Building Products Corp.	35,375	672,125
Raven Industries, Inc.	10,492	318,537
#*RBC Bearings, Inc.	21,765	686,903
*RCM Technologies, Inc.	12,483	51,305
#Regal-Beloit Corp.	7,700	487,179
*Republic Airways Holdings, Inc.	16,768	104,968
*Resources Connection, Inc.	85,112	1,492,864
Robbins & Myers, Inc.	45,100	1,168,541
Rollins, Inc.	396	8,613
*RSC Holdings, Inc.	88,364	810,298
*Rush Enterprises, Inc. Class A	49,709	806,280
*Rush Enterprises, Inc. Class B	19,855	273,205
*Saia, Inc.	18,362	304,258
#*Sauer-Danfoss, Inc.	45,024	731,640
Schawk, Inc.	60,475	1,146,001
*School Specialty, Inc.	22,611	530,454
Seaboard Corp.	191	278,862
Servotronics, Inc.	4,259	36,585
*SFN Group, Inc.	75,266	643,524
SIFCO Industries, Inc.	12,202	169,120
#Simpson Manufacturing Co., Inc.	45,667	1,552,221
SkyWest, Inc.	65,246	977,385
*SL Industries, Inc.	14,783	155,961
*Sparton Corp.	24,857	145,165
*Spherix, Inc.	5,443	7,348
*Spire Corp.	9,540	33,676
*Standard Parking Corp.	23,600	398,604
#Standard Register Co.	37,271	191,946
Standex International Corp.	34,913	833,373
#*Stanley, Inc.	6,057	191,583
Steelcase, Inc. Class A	89,369	733,719
*Sterling Construction Co., Inc.	27,761	485,818

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
Sun Hydraulics, Inc.	27,746	$777,165
Superior Uniform Group, Inc.	9,036	92,980
*SYKES Enterprises, Inc.	73,299	1,666,086
*Sypris Solutions, Inc.	100	449
TAL International Group, Inc.	39,709	1,032,037
*Taser International, Inc.	104,881	496,087
*Team, Inc.	32,292	561,881
*Tech/Ops Sevcon, Inc.	5,762	29,271
Technology Research Corp.	16,235	86,208
*Tecumseh Products Co. Class A	20,765	265,377
*Tecumseh Products Co. Class B	900	11,808
*Teledyne Technologies, Inc.	24,061	1,049,060
Tennant Co.	27,032	932,334
Textainer Group Holdings, Ltd.	34,300	787,528
#Titan International, Inc.	58,931	731,334
#*Titan Machinery, Inc.	21,506	309,256
Todd Shipyards Corp.	10,541	167,391
Toro Co.	25,310	1,441,151
*Trailer Bridge, Inc.	23,279	119,887
*TRC Cos., Inc.	43,827	135,864
Tredegar Industries, Inc.	33,800	576,628
#*Trex Co., Inc.	29,247	716,259
*Trimas Corp.	57,015	579,843
Triumph Group, Inc.	24,063	1,866,326
*TrueBlue, Inc.	51,169	807,959
*Tufco Technologies, Inc.	1,800	7,848
#*Tutor Perini Corp.	42,859	1,040,188
Twin Disc, Inc.	19,627	277,133
*U.S. Home Systems, Inc.	14,720	51,373
#*UAL Corp.	66,200	1,428,596
*Ultralife Corp.	17,000	71,230
*United Capital Corp.	600	14,898
#*United Rentals, Inc.	40,000	574,400
*United Stationers, Inc.	28,724	1,758,483
Universal Forest Products, Inc.	30,357	1,276,512
*Universal Security Instruments, Inc.	1,263	8,955
*Universal Truckload Services, Inc.	34,616	632,088
*UQM Technologies, Inc.	52,687	230,242
#*US Airways Group, Inc.	154,005	1,088,815
US Ecology, Inc.	15,256	237,994
*USA Truck, Inc.	25,568	470,963
#*USG Corp.	51,026	1,204,214
UTi Worldwide, Inc.	18,584	294,556
*Valpey Fisher Corp.	1,200	2,700
*Versar, Inc.	25,291	83,207
Viad Corp.	33,519	784,345
#*Vicor Corp.	49,206	743,995
Virco Manufacturing Corp.	19,384	69,782
*Volt Information Sciences, Inc.	39,790	498,967
VSE Corp.	9,622	386,708
*Wabash National Corp.	67,250	653,670
*Waste Services, Inc.	67,120	754,429
Watsco, Inc. Class A	5,400	319,788
Watsco, Inc. Class B	1,600	96,000
Watts Water Technologies, Inc.	41,817	1,483,667
*WCA Waste Corp.	48,246	239,300
#Werner Enterprises, Inc.	23,500	526,870
#*WESCO International, Inc.	43,574	1,769,976
*Willdan Group, Inc.	1,000	2,330
*Willis Lease Finance Corp.	7,934	111,393

Total Industrials		193,646,960

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (16.0%)
#*3PAR, Inc.	43,431	$405,211
#*ACI Worldwide, Inc.	29,688	557,838
*Acme Packet, Inc.	95,296	2,491,037
*Acorn Energy, Inc.	31,231	176,143
*Actel Corp.	49,235	764,127
*ActivIdentity Corp.	106,136	310,978
*Actuate Corp.	82,285	465,733
*Acxiom Corp.	87,593	1,671,274
*Adaptec, Inc.	218,254	674,405
#*ADC Telecommunications, Inc.	7,800	62,478
*ADDvantage Technologies Group, Inc.	13,788	39,434
*Adept Technology, Inc.	18,552	109,642
*Advanced Analogic Technologies, Inc.	41,338	157,084
#*Advanced Energy Industries, Inc.	57,579	847,563
*Advent Software, Inc.	21,254	960,256
*Aehr Test Systems	5,254	15,447
*Aetrium, Inc.	22,521	77,247
Agilysys, Inc.	25,889	280,896
American Software, Inc. Class A	42,306	270,335
#*Amkor Technology, Inc.	102,515	772,963
*Amtech Systems, Inc.	20,784	198,903
*Anadigics, Inc.	102,426	515,203
*Anaren, Inc.	30,110	446,230
*Anixter International, Inc.	4,900	256,760
*Applied Micro Circuits Corp.	74,310	838,217
*ArcSight, Inc.	23,700	538,701
#*Ariba, Inc.	96,871	1,382,349
#*Arris Group, Inc.	158,106	1,943,123
*Art Technology Group, Inc.	189,214	809,836
*Aruba Networks, Inc.	72,725	913,426
Astro-Med, Inc.	3,786	28,774
#*Atheros Communications, Inc.	3,874	150,466
#*ATMI, Inc.	28,464	516,052
*AuthenTec, Inc.	50,622	130,099
*Aviat Networks, Inc.	87,361	567,846
*Avid Technology, Inc.	22,300	325,580
*Aware, Inc.	31,813	79,214
*AXT, Inc.	74,440	325,303
Bel Fuse, Inc. Class A	4,256	92,525
Bel Fuse, Inc. Class B	15,293	358,162
*Benchmark Electronics, Inc.	87,339	1,890,016
*BigBand Networks, Inc.	56,431	186,222
Black Box Corp.	13,823	431,139
#Blackbaud, Inc.	47,292	1,090,081
#*Blackboard, Inc.	28,045	1,193,315
*Blue Coat Systems, Inc.	83,571	2,718,565
*Bottomline Technologies, Inc.	55,683	968,884
*Brightpoint, Inc.	87,354	706,694
*Brooks Automation, Inc.	53,657	521,546
*Bsquare Corp.	21,682	56,373
#*Cabot Microelectronics Corp.	26,550	1,018,458
*CalAmp Corp.	63,141	179,952
*Callidus Software, Inc.	61,952	196,388
*Cascade Microtech, Inc.	21,919	105,430
Cass Information Systems, Inc.	21,329	678,262
*Cavium Networks, Inc.	29,600	817,256
*CEVA, Inc.	48,058	588,230
*Checkpoint Systems, Inc.	43,000	971,370
*Chyron International Corp.	1,300	2,405
*Ciber, Inc.	88,611	351,786
#*Ciena Corp.	40,471	748,309

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Cirrus Logic, Inc.	127,953	$1,626,283
*Clearfield, Inc.	25,316	63,290
*Cogent, Inc.	53,045	549,016
Cognex Corp.	33,841	707,615
*Coherent, Inc.	5,700	214,149
Cohu, Inc.	50,891	821,890
*Comarco, Inc.	11,901	29,991
—#*Commerce One LLC	1,966	—
#*CommScope, Inc.	30,500	993,690
Communications Systems, Inc.	17,071	219,192
*CommVault Systems, Inc.	36,512	764,926
*Compellent Technologies, Inc.	6,200	77,934
*Computer Task Group, Inc.	24,181	227,060
*comScore, Inc.	21,423	388,827
*Comtech Telecommunications Corp.	31,458	982,748
*Comverge, Inc.	46,502	527,333
*Concurrent Computer Corp.	17,950	100,879
*Conexant Systems, Inc.	142,000	433,100
#*Constant Contact, Inc.	22,871	584,354
*Convergys Corp.	117,603	1,486,502
*CPI International, Inc.	31,907	428,511
*Cray, Inc.	71,418	482,786
*CSG Systems International, Inc.	43,040	977,869
*CSP, Inc.	1,770	6,089
CTS Corp.	29,900	313,950
*CyberOptics Corp.	23,132	256,534
#*CyberSource Corp.	100,687	2,585,642
*Cymer, Inc.	33,606	1,147,645
#*Cypress Semiconductor Corp.	73,200	943,548
Daktronics, Inc.	55,439	464,579
*Datalink Corp.	23,183	104,323
*Dataram Corp.	22,342	53,174
*DDi Corp.	52,418	448,698
#*DealerTrack Holdings, Inc.	38,600	588,650
*Deltek, Inc.	45,859	360,910
#*DemandTec, Inc.	28,412	192,065
*DG FastChannel, Inc.	36,151	1,271,792
*Dice Holdings, Inc.	96,933	840,409
*Digi International, Inc.	49,175	526,664
*Digimarc Corp.	17,785	320,308
#*Digital River, Inc.	37,178	1,038,753
*Diodes, Inc.	28,403	609,812
*Ditech Networks, Inc.	32,023	49,636
*DivX, Inc.	60,928	509,358
*Double-Take Software, Inc.	29,504	317,168
*DSP Group, Inc.	58,435	477,414
#*DTS, Inc.	21,949	729,585
*Dynamics Research Corp.	26,054	372,572
Earthlink, Inc.	121,590	1,096,742
#*Ebix, Inc.	55,788	907,671
#*Echelon Corp.	61,034	576,771
*EDGAR Online, Inc.	34,485	71,039
*Edgewater Technology, Inc.	8,958	28,307
Electro Rent Corp.	49,747	710,885
*Electro Scientific Industries, Inc.	34,053	468,910
*Electronics for Imaging, Inc.	65,470	841,289
*eLoyalty Corp.	12,834	89,838
*EMS Technologies, Inc.	27,527	437,404
*Emulex Corp.	96,540	1,134,345
*Endwave Corp.	16,192	49,062
#*Entegris, Inc.	72,976	451,721

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Entropic Communications, Inc.	111,345	$587,902
*Epicor Software Corp.	112,372	1,031,575
#*EPIQ Systems, Inc.	49,541	596,969
*ePlus, Inc.	13,775	256,353
*Euronet Worldwide, Inc.	61,337	977,098
*Exar Corp.	53,880	398,173
*ExlService Holdings, Inc.	43,554	693,380
*Extreme Networks	141,007	469,553
#Fair Isaac Corp.	50,290	1,059,107
*Fairchild Semiconductor Corp. Class A	122,710	1,376,806
*FalconStor Software, Inc.	30,255	90,462
#*Faro Technologies, Inc.	36,376	917,039
#*FEI Co.	46,000	1,035,000
#*FormFactor, Inc.	50,751	761,773
*Forrester Research, Inc.	31,271	1,004,112
*Frequency Electronics, Inc.	13,896	76,984
*FSI International, Inc.	20,679	78,994
*Gerber Scientific, Inc.	63,522	457,358
*Global Cash Access, Inc.	78,666	682,821
*Globecomm Systems, Inc.	44,368	345,627
*GSE Systems, Inc.	31,460	176,176
#*GSI Commerce, Inc.	48,934	1,333,452
*GSI Technology, Inc.	68,996	446,404
*GTSI Corp.	19,287	123,437
*Guidance Software, Inc.	45,504	267,564
*Hackett Group, Inc.	109,801	308,541
*Harmonic, Inc.	93,707	640,956
Heartland Payment Systems, Inc.	24,800	455,824
*Henry Bros. Electronics, Inc.	16,684	70,073
*Hittite Microwave Corp.	26,890	1,378,919
*Hughes Communications, Inc.	5,177	144,438
*Hutchinson Technology, Inc.	41,143	250,561
*Hypercom Corp.	107,149	444,668
*I.D. Systems, Inc.	7,937	25,954
#*ICx Technologies, Inc.	58,290	410,944
*IEC Electronics Corp.	18,004	95,061
iGATE Corp.	107,816	1,334,762
*iGo, Inc.	39,755	67,981
*Ikanos Communications, Inc.	54,088	153,069
*Imation Corp.	46,312	502,022
Imergent, Inc.	10,795	68,332
*Immersion Corp.	71,001	397,606
*Infinera Corp.	87,030	796,324
*infoGROUP, Inc.	90,350	723,704
*InfoSpace, Inc.	83,046	869,492
*Innodata Isogen, Inc.	57,116	197,621
*Insight Enterprises, Inc.	42,339	636,355
*Integral Systems, Inc.	38,884	339,068
*Integrated Device Technology, Inc.	220,950	1,460,480
*Integrated Silicon Solution, Inc.	74,212	915,034
*Intellicheck Mobilisa, Inc.	44,231	82,270
*Interactive Intelligence, Inc.	28,426	561,982
#*InterDigital, Inc.	10,495	290,397
*Intermec, Inc.	68,493	785,615
*Internap Network Services Corp.	85,416	493,704
*International Rectifier Corp.	25,822	594,422
*Internet Brands, Inc.	71,846	743,606
*Internet Capital Group, Inc.	66,848	661,127
*Interphase Corp.	15,555	39,199
*Intevac, Inc.	48,344	672,948
*IntriCon Corp.	17,118	61,625

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*INX, Inc.	21,031	$101,790
#*IPG Photonics Corp.	81,926	1,434,524
*Isilon Systems, Inc.	78,525	1,019,254
*Iteris, Inc.	69,850	130,620
#*Ixia	90,255	925,114
*IXYS Corp.	59,834	540,301
#*j2 Global Communications, Inc.	35,265	849,181
*JDA Software Group, Inc.	48,701	1,407,459
*JDS Uniphase Corp.	19,400	252,006
Keithley Instruments, Inc.	27,235	231,770
*Kenexa Corp.	14,513	217,840
*KEY Tronic Corp.	27,708	175,946
Keynote Systems, Inc.	33,372	366,425
*Knot, Inc. (The)	53,023	430,017
*Kopin Corp.	181,761	765,214
#*Kulicke & Soffa Industries, Inc.	97,185	796,917
*KVH Industries, Inc.	34,506	520,005
#*L-1 Identity Solutions, Inc.	39,094	338,945
*LaserCard Corp.	26,518	150,887
*Lattice Semiconductor Corp.	189,913	1,000,842
#*Lawson Software, Inc.	203,429	1,578,609
*LeCroy Corp.	20,742	121,341
*Limelight Networks, Inc.	114,934	462,035
*Lionbridge Technologies, Inc.	130,482	705,908
*Liquidity Services, Inc.	44,487	505,817
*Littlefuse, Inc.	24,500	1,034,635
*LoJack Corp.	43,651	182,461
#*LoopNet, Inc.	63,589	717,284
#*Loral Space & Communications, Inc.	18,487	796,050
#*Magma Design Automation, Inc.	109,596	394,546
#*Manhattan Associates, Inc.	25,574	732,951
Marchex, Inc.	35,335	185,862
*Mattson Technology, Inc.	96,094	432,423
Maximus, Inc.	16,424	1,016,810
*Maxwell Technologies, Inc.	36,353	524,574
*Measurement Specialties, Inc.	32,438	534,254
*MEMSIC, Inc.	7,021	23,310
*Mentor Graphics Corp.	19,700	177,103
*Mercury Computer Systems, Inc.	56,502	726,616
Mesa Laboratories, Inc.	5,853	151,124
Methode Electronics, Inc.	59,388	659,207
Micrel, Inc.	63,592	742,119
*MicroStrategy, Inc.	6,498	497,747
*Microtune, Inc.	76,096	203,937
*Mindspeed Technologies, Inc.	51,821	519,765
*MIPS Technologies, Inc.	66,377	331,221
*MKS Instruments, Inc.	61,305	1,390,397
Mocon, Inc.	10,068	112,460
*ModusLink Global Solutions, Inc.	108,057	964,949
*MoneyGram International, Inc.	167,896	512,083
*Monolithic Power Systems, Inc.	40,943	1,009,245
*Monotype Imaging Holdings, Inc.	38,119	397,962
*MoSys, Inc.	87,805	379,318
*Move, Inc.	8,746	19,241
MTS Systems Corp.	29,020	866,827
*Multi-Fineline Electronix, Inc.	37,822	980,346
#*Nanometrics, Inc.	38,610	413,127
*NAPCO Security Technologies, Inc.	41,554	100,145
#*NCI, Inc.	13,644	387,626
*NETGEAR, Inc.	41,819	1,131,622
#*NetList, Inc.	53,394	158,580

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*NetLogic Microsystems, Inc.	44,366	$1,382,888
#*NetScout Systems, Inc.	86,836	1,260,859
#*NetSuite, Inc.	32,900	463,561
*Network Engines, Inc.	48,103	146,714
*Network Equipment Technologies, Inc.	65,630	336,682
*Newport Corp.	54,397	643,517
NIC, Inc.	73,300	516,765
*Novatel Wireless, Inc.	40,500	277,425
*Nu Horizons Electronics Corp.	43,277	155,797
*NumereX Corp. Class A	25,034	116,408
O.I. Corp.	2,700	24,543
*Occam Networks, Inc.	51,276	334,320
*OmniVision Technologies, Inc.	50,800	892,048
*Online Resources Corp.	44,897	209,220
*Onvia, Inc.	21,001	152,257
*Openwave Systems, Inc.	110,571	246,573
*Oplink Communications, Inc.	49,981	755,213
OPNET Technologies, Inc.	50,836	816,426
*Opnext, Inc.	63,595	149,448
*Optelecom-NKF, Inc.	3,441	7,845
*Optical Cable Corp.	17,761	58,078
*Orbcomm, Inc.	81,409	179,914
*OSI Systems, Inc.	29,110	758,024
#*Palm, Inc.	86,000	498,800
*PAR Technology Corp.	29,786	208,800
Park Electrochemical Corp.	25,288	763,950
#*ParkerVision, Inc.	17,530	33,132
*PC Connection, Inc.	59,298	407,970
*PC Mall, Inc.	29,949	155,435
*PC-Tel, Inc.	47,222	307,415
*PDF Solutions, Inc.	46,088	228,136
Pegasystems, Inc.	60,501	1,916,067
*Perceptron, Inc.	24,048	113,266
#*Perficient, Inc.	55,400	690,838
*Performance Technologies, Inc.	25,004	70,011
*Pericom Semiconductor Corp.	53,316	622,731
*Pervasive Software, Inc.	50,797	252,969
*Phoenix Technologies, Ltd.	38,075	113,844
*Photronics, Inc.	34,908	190,249
*Pixelworks, Inc.	31,351	150,485
*Planar Systems, Inc.	13,465	35,144
Plantronics, Inc.	41,586	1,380,655
*PLATO Learning, Inc.	51,056	288,466
*Plexus Corp.	49,307	1,826,824
*PLX Technology, Inc.	56,179	294,940
Power Integrations, Inc.	30,060	1,156,709
*Presstek, Inc.	79,197	365,890
—*Price Communications Liquidation Trust	68,586	9,367
*Progress Software Corp.	44,435	1,433,029
*PROS Holdings, Inc.	37,600	342,160
QAD, Inc.	73,970	408,314
Qualstar Corp.	12,400	24,180
*Quantum Corp.	222,575	645,468
*QuickLogic Corp.	55,312	198,017
*Radiant Systems, Inc.	46,669	656,633
*RadiSys Corp.	43,672	427,549
#*Rambus, Inc.	56,750	1,369,378
*Ramtron International Corp.	39,007	131,454
*RealNetworks, Inc.	128,400	532,860
*Reis, Inc.	14,224	85,060
*Relm Wireless Corp.	32,359	105,490

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Renaissance Learning, Inc.	47,009	$667,998
*RF Industries, Ltd.	800	4,072
Richardson Electronics, Ltd.	34,726	399,002
*RightNow Technologies, Inc.	46,706	765,978
*Rimage Corp.	21,505	377,413
*Riverbed Technology, Inc.	29,260	906,767
*Rofin-Sinar Technologies, Inc.	38,645	1,026,411
*Rogers Corp.	21,642	724,358
#*Rubicon Technology, Inc.	31,336	850,459
*Rudolph Technologies, Inc.	55,900	532,727
*S1 Corp.	117,162	722,890
*Saba Software, Inc.	62,692	319,729
*Salary.com, Inc.	32,015	93,484
*Sanmina-SCI Corp.	56,800	1,012,744
Sapient Corp.	142,342	1,456,159
#*SAVVIS, Inc.	15,360	270,336
*ScanSource, Inc.	32,432	903,556
*Scientific Learning Corp.	35,271	178,471
*SCM Microsystems, Inc.	41,354	64,099
*SeaChange International, Inc.	57,286	477,192
#*Semtech Corp.	59,980	1,088,637
Servidyne, Inc.	9,190	30,970
*ShoreTel, Inc.	69,891	457,786
#*Sigma Designs, Inc.	44,495	527,711
#*Silicon Graphics International Corp.	57,126	564,976
*Silicon Image, Inc.	85,380	317,614
#*Skyworks Solutions, Inc.	180,848	3,045,480
#*Smart Modular Technologies (WWH), Inc.	114,480	803,650
*Smith Micro Software, Inc.	63,193	599,702
#*Sonic Solutions, Inc.	46,828	587,691
*SonicWALL, Inc.	115,148	1,166,449
*Sonus Networks, Inc.	216,600	560,994
*Soundbite Communications, Inc.	3,682	11,083
*Sourcefire, Inc.	48,645	1,088,189
*Spark Networks, Inc.	51,056	176,654
*Spectrum Control, Inc.	35,239	489,822
*SRA International, Inc.	35,482	818,925
*SRS Labs, Inc.	41,838	391,604
*Stamps.com, Inc.	34,586	366,612
*Standard Microsystems Corp.	24,739	635,298
*StarTek, Inc.	36,025	244,250
#*STEC, Inc.	64,126	890,710
#*Stratasys, Inc.	46,595	1,110,825
*SuccessFactors, Inc.	70,251	1,470,353
*Super Micro Computer, Inc.	40,560	575,141
*Supertex, Inc.	26,912	726,893
*Support.com, Inc.	102,996	449,063
*Switch & Data Facilities Co., Inc.	31,847	611,144
Sycamore Networks, Inc.	22,897	453,132
*Symmetricom, Inc.	85,509	566,925
*Symyx Technologies, Inc.	62,184	338,903
#*Synaptics, Inc.	27,717	848,695
*Synchronoss Technologies, Inc.	51,509	1,052,329
*SYNNEX Corp.	53,859	1,476,814
#*Taleo Corp.	37,609	977,082
*Tech Data Corp.	25,000	1,072,500
Technitrol, Inc.	34,310	185,274
*TechTarget, Inc.	13,876	67,299
*TechTeam Global, Inc.	28,972	178,468
*Tekelec	68,099	1,234,635
*TeleCommunication Systems, Inc.	83,168	574,691

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*TeleTech Holdings, Inc.	56,796	$939,974
*Telular Corp.	44,308	135,582
#*Teradyne, Inc.	146,390	1,790,350
#*Terremark Worldwide, Inc.	97,796	701,197
Tessco Technologies, Inc.	12,894	328,023
*Tessera Technologies, Inc.	54,191	1,098,993
TheStreet.com, Inc.	72,147	274,880
#*THQ, Inc.	68,651	521,748
*Tier Technologies, Inc.	35,984	301,186
#*TiVo, Inc.	90,637	1,587,960
*TNS, Inc.	17,500	454,125
*Tollgrade Communications, Inc.	20,340	129,362
*Track Data Corp.	4,850	17,460
*Transact Technologies, Inc.	21,039	157,582
*Travelzoo, Inc.	20,873	416,208
*Trident Microsystems, Inc.	50,900	88,057
*Trio-Tech International	1,700	7,038
*Triquint Semiconductor, Inc.	136,226	1,027,144
*TSR, Inc.	1,884	4,748
*TTM Technologies, Inc.	78,746	855,182
#*Tyler Technologies, Inc.	41,826	712,715
#*Ultimate Software Group, Inc.	15,481	517,839
*Ultra Clean Holdings, Inc.	43,638	430,707
*Ultratech, Inc.	52,115	765,569
*Unica Corp.	49,440	458,803
United Online, Inc.	39,341	313,548
#*Universal Display Corp.	42,681	569,791
#*UTStarcom, Inc.	187,494	534,358
*ValueClick, Inc.	77,802	799,805
#*Veeco Instruments, Inc.	24,500	1,077,755
#*VeriFone Holdings, Inc.	47,100	896,313
*Viasat, Inc.	34,570	1,225,506
*Vicon Industries, Inc.	12,267	59,004
*Video Display Corp.	29,556	148,371
*Virage Logic Corp.	55,621	516,163
#*Virnetx Holding Corp.	66,425	355,374
*Virtusa Corp.	47,436	488,116
#*Vishay Intertechnology, Inc.	13,690	142,513
*Vocus, Inc.	21,840	372,372
*Volterra Semiconductor Corp.	44,606	1,068,760
Wayside Technology Group, Inc.	12,865	122,861
*Web.com Group, Inc.	55,853	269,770
*Websense, Inc.	39,804	906,337
*Wireless Ronin Technologies, Inc.	29,062	50,858
*WPCS International, Inc.	7,782	24,825
*Wright Express Corp.	24,280	824,792
*Zix Corp.	103,135	253,712
*Zoran Corp.	55,000	535,150
*Zygo Corp.	38,977	368,333

Total Information Technology		232,946,092

Materials — (4.5%)
A. Schulman, Inc.	30,700	798,507
*A.M. Castle & Co.	41,321	566,924
*AEP Industries, Inc.	11,589	320,204
AK Steel Holding Corp.	75,272	1,260,806
#AMCOL International Corp.	33,660	967,388
*American Pacific Corp.	15,105	92,140
American Vanguard Corp.	22,576	182,866
*Arabian American Development Co.	7,333	20,312
#Arch Chemicals, Inc.	29,840	1,014,858

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Balchem Corp.	39,291	$1,019,209
*Boise, Inc.	43,800	301,782
*Brush Engineered Materials, Inc.	35,829	1,065,196
*Buckeye Technologies, Inc.	72,400	1,022,288
*Bway Holding Co.	39,900	789,222
Cabot Corp.	75,100	2,443,754
#*Calgon Carbon Corp.	45,320	702,460
#Carpenter Technology Corp.	53,831	2,113,943
*Century Aluminum Co.	57,000	768,360
*Clearwater Paper Corp.	5,000	318,400
#*Coeur d'Alene Mines Corp.	58,000	1,039,360
*Continental Materials Corp.	1,000	16,150
*Core Molding Technologies, Inc.	24,700	130,910
Cytec Industries, Inc.	8,800	422,928
Deltic Timber Corp.	11,300	594,606
Eagle Materials, Inc.	45,300	1,443,711
*Ferro Corp.	79,306	866,022
Friedman Industries, Inc.	15,937	94,347
*General Moly, Inc.	109,066	407,907
*Graphic Packaging Holding Co.	230,069	848,955
H.B. Fuller Co.	55,958	1,312,215
#Hawkins, Inc.	16,360	438,775
Haynes International, Inc.	18,724	672,379
#*Headwaters, Inc.	109,030	654,180
#*Hecla Mining Co.	192,208	1,147,482
*Horsehead Holding Corp.	66,046	784,626
ICO, Inc.	66,529	570,154
Innophos Holdings, Inc.	36,000	1,025,640
*Innospec, Inc.	26,008	346,166
Kaiser Aluminum Corp.	11,292	453,825
*KapStone Paper & Packaging Corp.	80,302	1,035,896
KMG Chemicals, Inc.	32,047	590,947
#Koppers Holdings, Inc.	11,034	310,828
*Kronos Worldwide, Inc.	46,501	883,519
*Landec Corp.	54,835	336,139
#*Louisiana-Pacific Corp.	130,045	1,529,329
*LSB Industries, Inc.	27,756	492,947
#*Mercer International, Inc.	32,832	180,904
Minerals Technologies, Inc.	23,200	1,338,640
#*Mines Management, Inc.	66,183	180,018
*Mod-Pac Corp.	5,715	32,747
Myers Industries, Inc.	49,466	537,201
Neenah Paper, Inc.	27,550	482,125
NewMarket Corp.	16,600	1,826,000
NL Industries, Inc.	136,074	1,155,268
*Northern Technologies International Corp.	6,826	64,710
Olin Corp.	37,322	783,762
Olympic Steel, Inc.	17,755	564,254
*OM Group, Inc.	39,000	1,472,250
*Omnova Solutions, Inc.	63,790	487,994
P.H. Glatfelter Co.	56,817	834,642
*Penford Corp.	26,495	245,079
*PolyOne Corp.	80,255	907,684
Quaker Chemical Corp.	26,425	831,595
*Ready Mix, Inc.	6,641	15,141
*Rock of Ages Corp.	626	2,191
Rock-Tenn Co. Class A	17,000	877,200
*Rockwood Holdings, Inc.	2,500	74,850
Royal Gold, Inc.	1,300	66,534
#*RTI International Metals, Inc.	33,400	903,470
Schnitzer Steel Industries, Inc. Class A	5,000	270,000

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
Schweitzer-Maudoit International, Inc.	28,091	$1,598,940
*Senomyx, Inc.	47,477	202,727
Sensient Technologies Corp.	17,215	542,789
*Solitario Exploration & Royalty Corp.	25,595	66,547
*Solutia, Inc.	28,100	494,560
*Spartech Corp.	42,841	610,056
Stepan Co.	17,614	1,334,260
#*Stillwater Mining Co.	93,000	1,571,700
Synalloy Corp.	15,971	157,155
Temple-Inland, Inc.	80,000	1,865,600
#Texas Industries, Inc.	22,300	843,832
#*U.S. Gold Corp.	53,495	182,418
*United States Lime & Minerals, Inc.	13,455	548,291
*Universal Stainless & Alloy Products, Inc.	14,379	335,462
Valhi, Inc.	3,500	100,170
*Wausau Paper Corp.	91,678	811,350
Westlake Chemical Corp.	45,216	1,269,665
#Worthington Industries, Inc.	68,837	1,099,327
*WR Grace & Co.	68,900	1,990,521
Zep, Inc.	34,793	641,583
*Zoltek Cos., Inc.	28,674	282,152

Total Materials		64,901,926

Other — (0.0%)
—Allen Organ Co. Escrow Shares	700	1,151
—*ePresence, Inc. Escrow Shares	8,100	—
—*Landco Real Estate LLC	700	—
—*MAIR Holdings, Inc. Escrow Shares	23,464	—
—*Petrocorp, Inc. Escrow Shares	5,200	312

Total Other		1,463

Telecommunication Services — (0.8%)
#Alaska Communications Systems Group, Inc.	66,846	572,202
*Arbinet Corp.	51,717	104,468
Atlantic Tele-Network, Inc.	20,603	1,136,874
#*Cbeyond, Inc.	30,979	476,457
*Cincinnati Bell, Inc.	185,250	624,292
*Cogent Communications Group, Inc.	51,200	522,752
#Consolidated Communications Holdings, Inc.	26,208	486,158
*General Communications, Inc. Class A	81,938	503,919
*Global Crossing, Ltd.	63,651	945,217
HickoryTech Corp.	35,757	302,862
*IDT Corp.	1,400	10,906
*IDT Corp. Class B	34,719	344,065
Iowa Telecommunications Services, Inc.	42,624	717,788
#*Neutral Tandem, Inc.	20,949	355,086
NTELOS Holdings Corp.	17,035	334,397
*PAETEC Holding Corp.	87,150	434,007
#*Premiere Global Services, Inc.	78,414	734,739
Shenandoah Telecommunications Co.	19,133	339,802
*SureWest Communications	21,231	182,587
*Syniverse Holdings, Inc.	68,473	1,374,938
*USA Mobility, Inc.	49,865	695,118
Warwick Valley Telephone Co.	1,600	24,160
*Xeta Corp.	27,289	100,151

Total Telecommunication Services		11,322,945

Utilities — (1.5%)
#ALLETE, Inc.	33,800	1,232,686
#American States Water Co.	19,059	711,282

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (Continued)
Artesian Resources Corp.	14,733	$279,043
#Avista Corp.	60,189	1,301,888
#Black Hills Corp.	43,190	1,420,519
#*Cadiz, Inc.	18,103	225,744
#California Water Service Group	16,010	620,067
Central Vermont Public Service Corp.	20,178	440,082
CH Energy Group, Inc.	13,905	575,945
Chesapeake Utilities Corp.	15,655	471,529
Connecticut Water Services, Inc.	15,243	361,107
Delta Natural Gas Co., Inc.	9,150	271,023
*El Paso Electric Co.	52,200	1,109,250
Empire District Electric Co.	28,533	556,679
Energy, Inc.	11,698	135,814
Laclede Group, Inc.	24,152	823,100
Maine & Maritimes Corp.	1,400	61,152
MGE Energy, Inc.	24,115	886,467
Middlesex Water Co.	24,683	445,775
Northwest Natural Gas Co.	23,742	1,125,133
NorthWestern Corp.	31,463	950,812
Pennichuck Corp.	12,090	281,334
PNM Resources, Inc.	102,890	1,398,275
RGC Resources, Inc.	6,594	209,162
SJW Corp.	35,878	985,927
South Jersey Industries, Inc.	31,387	1,415,868
Southwest Gas Corp.	28,257	878,793
Southwest Water Co.	27,159	289,787
UIL Holdings Corp.	23,558	683,889
#Unisource Energy Corp.	36,525	1,217,013
#Unitil Corp.	18,663	412,079
York Water Co.	18,785	258,294

Total Utilities		22,035,518

TOTAL COMMON STOCKS		1,182,345,375

RIGHTS/WARRANTS — (0.0%)
—*Contra Pharmacopeia Contingent Value Rights	38,293	—
—*Lantronix, Inc. Warrants	17	—
—*Mossimo, Inc. Contingent Rights	2,300	—
—*Tengasco, Inc. Warrants	512	—
*Valley National Bancorp Warrants 06/30/15	3	11

TOTAL RIGHTS/WARRANTS		11

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $5,995,000 FNMA 1.213%(v), 11/25/39, valued at $5,159,679) to be repurchased at $5,080,080	$5,080	5,080,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (18.4%)
§@DFA Short Term Investment Fund	253,188,699	253,188,699
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $26,252,580 FNMA 6.068%(r), 03/01/36, valued at $8,673,665) to be repurchased at $8,421,160	$8,421	8,421,034

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (Continued)
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $11,320,000 FNMA 6.000%, 12/01/36, valued at $5,631,452) to be repurchased at $5,467,319	$5,467	$5,467,228

TOTAL SECURITIES LENDING COLLATERAL		267,076,961

TOTAL INVESTMENTS — (100.0%) (Cost $1,086,719,266)		$1,454,502,347

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (93.5%)
AUSTRALIA — (5.6%)
Alumina, Ltd.	835,922	$1,180,492
Alumina, Ltd. Sponsored ADR	39,590	222,100
Amcor, Ltd.	714,496	4,323,968
*Asciano Group, Ltd.	1,670,139	2,591,911
Bank of Queensland, Ltd.	73,988	857,240
Bendigo Bank, Ltd.	166,849	1,508,795
*BlueScope Steel, Ltd.	1,393,066	3,342,500
Boral, Ltd.	358,675	1,939,005
Caltex Australia, Ltd.	144,422	1,541,357
Crown, Ltd.	289,796	2,185,042
CSR, Ltd.	940,199	1,498,475
Downer EDI, Ltd.	197,010	1,259,553
Fairfax Media, Ltd.	1,234,711	1,948,619
Goodman Fielder, Ltd.	685,069	919,564
Harvey Norman Holdings, Ltd.	236,959	739,809
Incitec Pivot, Ltd.	906,646	2,680,547
Insurance Australia Group, Ltd.	660,299	2,321,834
Lend Lease Group NL	151,814	1,194,920
Macquarie Group, Ltd.	139,902	6,379,535
National Australia Bank, Ltd.	219,204	5,600,418
OneSteel, Ltd.	682,665	2,195,599
Origin Energy, Ltd.	545,475	8,203,844
*OZ Minerals, Ltd.	1,529,990	1,610,446
Primary Health Care, Ltd.	94,961	355,606
*Qantas Airways, Ltd.	876,752	2,270,156
Santos, Ltd.	534,149	6,776,707
Sims Metal Management, Ltd.	30,847	579,861
*Sims Metal Management, Ltd. Sponsored ADR	7,228	136,031
Suncorp-Metway, Ltd.	777,973	6,429,402
TABCORP Holdings, Ltd.	335,595	2,119,600
Tatts Group, Ltd.	606,490	1,383,958
Toll Holdings, Ltd.	297,865	1,945,605
Washington H. Soul Pattinson & Co., Ltd.	47,047	619,623
Wesfarmers, Ltd.	881,538	23,631,666

TOTAL AUSTRALIA		102,493,788

AUSTRIA — (0.2%)
Erste Group Bank AG	57,839	2,567,969
OMV AG	23,404	836,291
Raiffeisen International Bank Holding AG	18,084	880,521

TOTAL AUSTRIA		4,284,781

BELGIUM — (0.7%)
Delhaize Group SA	55,030	4,550,789
Delhaize Group SA Sponsored ADR	10,600	877,362
*KBC Groep NV	36,668	1,640,594
Solvay SA	28,243	2,697,080
UCB SA	99,152	3,840,844

TOTAL BELGIUM		13,606,669

CANADA — (10.0%)
Astral Media, Inc. Class A	22,250	773,208
Bank of Montreal	181,196	11,253,845
BCE, Inc.	138,100	4,149,254
Canadian Pacific Railway, Ltd.	125,403	7,392,333
Canadian Tire Corp. Class A	62,053	3,416,030
Canadian Utilities, Ltd. Class A	13,500	602,968
Cenovus Energy, Inc.	41,946	1,233,439

1000

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
*CGI Group, Inc.	56,161	$831,523
Empire Co., Ltd. Class A	19,858	1,035,713
EnCana Corp.	317,563	10,504,151
Ensign Energy Services, Inc.	47,000	635,273
Fairfax Financial Holdings, Ltd.	9,700	3,676,413
George Weston, Ltd.	38,500	2,763,374
*Gerdau Ameristeel Corp.	63,889	481,149
Goldcorp, Inc.	236,291	10,214,154
Industrial Alliance Insurance & Financial Services, Inc.	43,200	1,490,183
Inmet Mining Corp.	11,200	581,390
Intact Financial Corp.	21,200	918,291
Loblaw Cos., Ltd.	71,387	2,624,129
*Magna International, Inc. Class A	56,394	3,708,524
Manitoba Telecom Services, Inc.	8,700	278,352
Manulife Financial Corp.	583,408	10,521,790
Metro, Inc. Class A	41,000	1,812,266
National Bank of Canada	43,689	2,670,887
Onex Corp.	40,007	1,159,092
*Sino-Forest Corp.	68,365	1,215,467
Sun Life Financial, Inc.	488,350	14,360,125
Suncor Energy, Inc.	169,274	5,790,777
Talisman Energy, Inc.	423,559	7,209,426
*Teck Resources, Ltd. Class B	230,012	9,039,259
Telus Corp. (2381093)	4,900	181,278
Telus Corp. (2381134)	75,194	2,670,061
Thomson Reuters Corp.	335,015	12,070,830
Toronto Dominion Bank	322,721	23,986,450
TransAlta Corp.	62,900	1,294,162
TransCanada Corp.	397,873	14,037,968
*Viterra, Inc.	122,927	1,040,729
Yamana Gold, Inc.	392,465	4,284,738

TOTAL CANADA		181,909,001

DENMARK — (1.3%)
A.P. Moller - Maersk A.S.	844	7,086,405
Carlsberg A.S. Series B	71,633	5,789,376
Danisco A.S.	32,259	2,329,529
*Danske Bank A.S.	261,683	6,831,955
*Jyske Bank A.S.	35,220	1,422,532
*Sydbank A.S.	22,100	647,716

TOTAL DENMARK		24,107,513

FINLAND — (1.3%)
#Fortum Oyj	135,639	3,504,811
#Kesko Oyj	68,400	2,651,582
#Neste Oil Oyj	78,225	1,266,332
Outokumpu Oyj	62,923	1,323,321
#Rautaruukki Oyj Series K	16,100	337,601
Sampo Oyj	66,028	1,622,965
Stora Enso Oyj Series R	584,456	4,879,577
UPM-Kymmene Oyj	522,500	7,498,332

TOTAL FINLAND		23,084,521

FRANCE — (8.5%)
*Air France-KLM SA	157,437	2,476,942
AXA SA	948,963	18,858,204
AXA SA Sponsored ADR	403,078	7,722,974
BNP Paribas SA	295,719	20,311,827
Capgemini SA	59,817	3,012,930
Casino Guichard Perrachon SA	29,583	2,611,389

1001

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	10,568	$317,674
Ciments Francais SA	10,168	1,027,073
CNP Assurances SA	25,630	2,157,455
#Compagnie de Saint-Gobain SA	267,410	13,200,828
Compagnie Generale des Establissements Michelin SA Series B	39,505	2,861,921
Credit Agricole SA	469,537	6,712,055
Credit Industriel et Commercial	3,905	684,607
European Aeronautic Defence & Space Co. SA	215,176	3,996,465
GDF Suez SA	131,414	4,673,542
*Groupe Eurotunnel SA	179,170	1,636,112
Lafarge SA	109,354	7,928,417
Lagardere SCA	86,944	3,506,711
*Natixis SA	216,537	1,107,388
*Peugeot SA	74,673	2,205,426
PPR SA	61,307	8,239,647
#*Renault SA	83,174	3,853,458
*Rexel SA	2,180	36,975
Safran SA	76,121	1,934,072
#Schneider Electric SA	323	36,670
SCOR SE	125,072	2,950,300
Societe Generale Paris SA	234,110	12,501,311
STMicroelectronics NV	551,076	5,102,801
Vivendi SA	551,039	14,455,114

TOTAL FRANCE		156,120,288

GERMANY — (8.3%)
#Allianz SE	188,633	21,570,872
Allianz SE Sponsored ADR	716,588	8,126,108
Bayerische Motoren Werke AG	235,671	11,655,595
#*Commerzbank AG	211,454	1,660,174
Daimler AG	505,191	25,853,265
Daimler AG (D1668R123)	102,800	5,236,632
Deutsche Bank AG (5750355)	113,494	7,921,631
Deutsche Bank AG (D18190898)	43,363	2,978,171
Deutsche Lufthansa AG	141,492	2,352,931
*Deutsche Postbank AG	9,757	332,625
Deutsche Telekom AG	920,799	12,114,099
Deutsche Telekom AG Sponsored ADR	681,300	8,168,787
E.ON AG	395,718	14,635,269
Fraport AG	23,273	1,206,705
Generali Deutschland Holding AG	2,955	329,785
*Hannover Rueckversicherung AG	25,951	1,224,216
Heidelberger Zement AG	43,473	2,682,414
Linde AG	22,167	2,648,600
#Munchener Rueckversicherungs-Gesellschaft AG	109,310	15,405,475
Porsche Automobil Holding SE	26,431	1,529,505
*Salzgitter AG	6,527	528,840
ThyssenKrupp AG	106,518	3,463,668

TOTAL GERMANY		151,625,367

GREECE — (0.1%)
*Alpha Bank A.E.	28,960	234,558
*EFG Eurobank Ergasias S.A.	204,099	1,640,691
Hellenic Petroleum S.A.	47,049	506,847

TOTAL GREECE		2,382,096

HONG KONG — (1.7%)
*Cathay Pacific Airways, Ltd.	222,626	462,608
Cheung Kong Holdings, Ltd.	574,000	7,074,836
Hang Lung Group, Ltd.	133,000	649,742

1002

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Henderson Land Development Co., Ltd.	435,000	$2,728,001
Hong Kong & Shanghai Hotels, Ltd.	354,524	558,787
Hopewell Holdings, Ltd.	88,331	257,439
Hutchison Whampoa, Ltd.	1,568,000	10,761,349
Hysan Development Co., Ltd.	283,124	828,868
New World Development Co., Ltd.	1,538,816	2,729,414
*Shun Tak Holdings, Ltd.	484,000	283,261
Sino Land Co., Ltd.	301,306	540,716
Sun Hung Kai & Co., Ltd.	35,000	35,677
Sun Hung Kai Properties, Ltd.	57,173	791,927
Tsim Sha Tsui Properties, Ltd.	249,333	797,090
Wheelock & Co., Ltd.	924,000	2,847,117

TOTAL HONG KONG		31,346,832

IRELAND — (0.0%)
CRH P.L.C. Sponsored ADR	31,483	900,099

ITALY — (1.7%)
Banca Monte Dei Paschi di Siena SpA	1,275,175	1,765,574
Banca Popolare di Milano Scarl	160,960	905,257
*Banco Popolare Scarl	169,740	1,086,772
*Intesa Sanpaolo SpA	2,369,235	7,808,809
Italcementi SpA	94,820	1,078,243
#Telecom Italia SpA	1,829,591	2,557,953
Telecom Italia SpA Sponsored ADR	206,300	2,857,255
*UniCredit SpA	2,990,183	7,836,388
Unione di Banche Italiane ScpA	456,559	5,653,948

TOTAL ITALY		31,550,199

JAPAN — (16.9%)
77 Bank, Ltd. (The)	298,000	1,693,385
#AEON Co., Ltd.	399,800	4,577,587
Aisin Seiki Co., Ltd.	123,700	3,759,117
Ajinomoto Co., Inc.	344,000	3,230,956
Alfresa Holdings Corp.	14,600	732,655
Amada Co., Ltd.	234,000	1,921,171
Aozora Bank, Ltd.	254,000	364,180
Asahi Kasei Corp.	203,000	1,141,185
#Asatsu-DK, Inc.	6,000	159,195
Bank of Kyoto, Ltd. (The)	176,000	1,546,411
Bank of Yokohama, Ltd. (The)	196,000	1,019,084
Bridgestone Corp.	258,400	4,306,500
Canon Marketing Japan, Inc.	39,500	617,490
Casio Computer Co., Ltd.	18,900	148,619
Chiba Bank, Ltd. (The)	316,000	2,001,216
Chudenko Corp.	11,200	139,067
Chugoku Bank, Ltd. (The)	78,400	1,005,062
Chuo Mitsui Trust Holdings, Inc.	63,311	241,561
Citizen Holdings Co., Ltd.	144,000	1,000,144
Coca-Cola West Co., Ltd.	34,500	610,394
Comsys Holdings Corp.	46,000	431,115
#Cosmo Oil Co., Ltd.	342,000	921,912
#Credit Saison Co., Ltd.	95,400	1,395,253
Dai Nippon Printing Co., Ltd.	429,000	5,943,272
Daicel Chemical Industries, Ltd.	233,000	1,493,704
*Daido Steel Co., Ltd.	71,000	301,806
Dainippon Sumitomo Pharma Co., Ltd.	70,500	583,824
Daishi Bank, Ltd. (The)	255,000	860,931
Daiwa House Industry Co., Ltd.	318,200	3,423,741
Daiwa Securities Group, Inc.	629,000	3,253,383
Denso Corp.	61,300	1,788,930

1003

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#*Fuji Electric Holdings Co., Ltd.	46,000	$138,179
#*Fuji Heavy Industries, Ltd.	423,000	2,367,416
FUJIFILM Holdings Corp.	363,000	12,440,554
Fujikura, Ltd.	167,000	892,074
Fukuoka Financial Group, Inc.	416,000	1,804,932
Glory, Ltd.	29,700	755,987
Gunma Bank, Ltd. (The)	184,000	992,580
#H2O Retailing Corp.	68,000	473,388
Hachijuni Bank, Ltd. (The)	364,000	2,041,856
Hakuhodo Dy Holdings, Inc.	13,520	768,039
Higo Bank, Ltd. (The)	164,000	891,160
Hino Motors, Ltd.	36,000	181,225
Hiroshima Bank, Ltd. (The)	46,000	188,571
Hitachi Capital Corp.	9,500	143,440
Hitachi High-Technologies Corp.	28,100	612,667
Hitachi Transport System, Ltd.	17,600	254,582
*Hitachi, Ltd. Sponsored ADR	21,300	934,431
Hokkoku Bank, Ltd. (The)	108,000	383,291
*Hokuhoku Financial Group, Inc.	295,000	586,569
House Foods Corp.	37,000	533,810
Hyakugo Bank, Ltd. (The)	192,000	863,613
Hyakujishi Bank, Ltd. (The)	120,000	490,579
Idemitsu Kosan Co., Ltd.	18,800	1,557,296
*Inpex Corp.	397	2,793,735
Isetan Mitsukoshi Holdings, Ltd.	175,755	2,029,762
ITOCHU Corp.	295,000	2,555,779
Iyo Bank, Ltd. (The)	58,000	539,859
J Front Retailing Co., Ltd.	162,000	943,471
Joyo Bank, Ltd. (The)	314,000	1,306,197
JS Group Corp.	191,440	3,754,506
JTEKT Corp.	75,400	866,387
Juroku Bank, Ltd.	127,000	479,576
*JX Holdings, Inc.	1,395,986	7,787,264
Kagoshima Bank, Ltd. (The)	145,000	954,098
#Kajima Corp.	306,000	777,507
Kamigumi Co., Ltd.	126,000	1,040,757
Kandenko Co., Ltd.	61,000	398,055
Kaneka Corp.	180,000	1,135,964
*Kawasaki Kisen Kaisha, Ltd.	241,000	1,024,253
Keiyo Bank, Ltd. (The)	108,000	502,241
Kewpie Corp.	34,700	382,511
Kinden Corp.	109,000	967,255
Kobe Steel, Ltd.	1,414,000	3,155,913
Kuraray Co., Ltd.	99,500	1,302,558
Kyocera Corp.	80,500	8,082,713
*Kyowa Hakko Kirin Co., Ltd.	109,000	1,143,696
Mabuchi Motor Co., Ltd.	4,300	237,007
Marui Group Co., Ltd.	90,500	715,428
Maruichi Steel Tube, Ltd.	9,800	188,314
Mazda Motor Corp.	901,000	2,660,716
Medipal Holdings Corp.	57,300	714,394
Meiji Holdings Co., Ltd.	39,500	1,425,986
Mitsubishi Chemical Holdings Corp.	573,500	3,060,852
Mitsubishi Gas Chemical Co., Inc.	235,000	1,417,042
Mitsubishi Heavy Industries, Ltd.	2,049,000	8,253,533
Mitsubishi Logistics Corp.	69,000	902,152
*Mitsubishi Materials Corp.	523,000	1,567,607
Mitsubishi Tanabe Pharma Corp.	91,000	1,204,012
Mitsubishi UFJ Financial Group, Inc. ADR	727,894	3,763,212
Mitsui Chemicals, Inc.	456,000	1,497,828
Mitsui Mining & Smelting Co., Ltd.	50,000	137,014

1004

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Mitsui O.S.K. Lines, Ltd.	445,000	$3,326,900
Mitsumi Electric Co., Ltd.	25,500	554,875
Mizuho Securities Co., Ltd.	214,000	592,729
MS&AD Insurance Group Holdings, Inc.	253,891	7,297,477
Nagase & Co., Ltd.	96,000	1,145,149
Namco Bandai Holdings, Inc.	81,600	814,231
Nanto Bank, Ltd. (The)	16,000	85,381
NEC Corp.	1,276,000	4,201,237
NGK Spark Plug Co., Ltd.	22,000	298,528
Nippon Express Co., Ltd.	574,000	2,704,294
Nippon Kayaku Co., Ltd.	68,000	597,706
Nippon Meat Packers, Inc.	83,397	1,053,502
Nippon Paper Group, Inc.	51,200	1,437,930
Nippon Sheet Glass Co., Ltd.	343,000	1,126,686
Nippon Shokubai Co., Ltd.	58,000	524,288
Nippon Television Network Corp.	2,660	397,540
Nippon Yusen K.K.	532,000	2,187,168
Nishi-Nippon Bank, Ltd.	319,000	918,042
*Nissan Motor Co., Ltd.	1,108,400	9,644,363
Nisshin Seifun Group, Inc.	19,500	239,709
Nisshin Steel Co., Ltd.	363,000	767,601
Nisshinbo Holdings, Inc.	80,000	849,740
*NKSJ Holdings, Inc.	256,000	1,858,647
NOK Corp.	68,200	1,159,261
NTN Corp.	168,000	737,751
Obayashi Corp.	289,000	1,291,299
Oji Paper Co., Ltd.	335,000	1,578,171
Ono Pharmaceutical Co., Ltd.	5,300	219,268
#Onward Holdings Co., Ltd.	84,000	694,833
Panasonic Corp. Sponsored ADR	30,414	444,044
Panasonic Electric Works Co., Ltd.	201,000	2,474,528
Rengo Co., Ltd.	44,000	252,777
#Ricoh Co., Ltd.	399,000	6,778,064
Rohm Co., Ltd.	55,900	4,142,751
San-in Godo Bank, Ltd. (The)	133,000	1,019,157
Sapporo Hokuyo Holdings, Inc.	112,000	515,498
SBI Holdings, Inc.	6,652	1,426,733
Seiko Epson Corp.	70,300	1,245,369
Seino Holdings Co., Ltd.	24,000	173,061
Sekisui Chemical Co., Ltd.	257,000	1,755,142
Sekisui House, Ltd.	307,000	2,926,346
Seven & I Holdings Co., Ltd.	282,300	7,218,720
Sharp Corp.	288,000	3,730,180
Shiga Bank, Ltd.	195,000	1,163,722
Shimachu Co., Ltd.	19,100	397,165
Shimizu Corp.	235,000	941,370
#Shinsei Bank, Ltd.	374,000	485,391
Shizuoka Bank, Ltd.	177,000	1,485,185
Showa Denko K.K.	536,000	1,218,308
*Showa Shell Sekiyu K.K.	76,700	520,133
SKY Perfect JSAT Holdings, Inc.	280	112,553
Sojitz Corp.	587,300	1,059,122
Sony Corp. Sponsored ADR	575,847	19,705,484
Sumitomo Chemical Co., Ltd.	307,000	1,450,676
Sumitomo Corp.	654,600	7,882,633
Sumitomo Electric Industries, Ltd.	539,600	6,640,292
Sumitomo Forestry Co., Ltd.	24,000	202,369
Sumitomo Heavy Industries, Ltd.	170,000	1,117,575
Sumitomo Rubber Industries, Ltd.	72,500	648,053
Sumitomo Trust & Banking Co., Ltd.	146,000	882,942
Suzuken Co., Ltd.	32,800	1,254,345

1005

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*Taiheiyo Cement Corp.	514,000	$726,863
#Taisei Corp.	546,000	1,243,960
Taisho Pharmaceutical Co., Ltd.	56,000	1,018,526
#Takashimaya Co., Ltd.	181,000	1,715,985
*Takata Corp.	3,200	80,241
Teijin, Ltd.	749,000	2,389,993
Toda Corp.	120,000	434,510
Tokai Rika Co., Ltd.	800	17,166
Tokuyama Corp.	112,000	627,243
Tokyo Broadcasting System, Inc.	9,400	162,537
Tokyo Steel Manufacturing Co., Ltd.	93,400	1,251,614
*Tokyo Tatemono Co., Ltd.	63,000	290,524
Toppan Printing Co., Ltd.	378,000	3,447,115
Tosoh Corp.	168,000	472,983
Toyo Seikan Kaisha, Ltd.	116,900	2,011,323
#Toyobo Co., Ltd.	40,000	66,850
Toyota Auto Body Co., Ltd.	32,000	514,334
*Toyota Motor Corp. Sponsored ADR	25,603	1,973,735
Toyota Tsusho Corp.	122,900	1,832,929
TV Asahi Corp.	54	88,151
UNY Co., Ltd.	104,000	943,398
#Wacoal Corp.	17,000	216,941
Yamaguchi Financial Group, Inc.	98,000	981,286
Yamaha Corp.	101,600	1,242,667
Yamazaki Baking Co., Ltd.	28,000	357,586
*Yokogawa Electric Corp.	118,600	1,013,663
Yokohama Rubber Co., Ltd.	104,000	485,758

TOTAL JAPAN		307,760,118

NETHERLANDS — (4.0%)
*Aegon NV	1,019,264	7,128,741
*Akzo Nobel NV	42,151	2,492,583
ArcelorMittal NV	511,865	19,919,348
*ING Groep NV	693,503	6,121,087
*ING Groep NV Sponsored ADR	207,810	1,843,275
Koninklijke Ahold NV	146,004	2,002,025
Koninklijke DSM NV	120,824	5,396,831
Koninklijke Philips Electronics NV	814,648	27,355,206

TOTAL NETHERLANDS		72,259,096

NEW ZEALAND — (0.1%)
Auckland International Airport, Ltd.	182,918	265,944
Contact Energy, Ltd.	165,671	749,920
Fletcher Building, Ltd.	22,527	136,717

TOTAL NEW ZEALAND		1,152,581

NORWAY — (1.0%)
#*DnB NOR ASA Series A	598,888	7,087,911
*Marine Harvest ASA	114,020	105,798
#*Norsk Hydro ASA	541,920	4,161,440
#Orkla ASA	647,000	5,426,428
*Storebrand ASA	99,174	745,890

TOTAL NORWAY		17,527,467

PORTUGAL — (0.1%)
Banco Comercial Portugues SA	603,030	566,370
*Banco Espirito Santo SA	314,793	1,506,952

TOTAL PORTUGAL		2,073,322

1006

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SINGAPORE — (1.5%)
CapitaLand, Ltd.	602,000	$1,626,137
City Developments, Ltd.	40,000	307,302
DBS Group Holdings, Ltd.	937,900	10,327,210
Fraser & Neave, Ltd.	773,550	2,748,682
*Golden Agri-Resources, Ltd.	5,039,000	2,128,593
Neptune Orient Lines, Ltd.	656,000	1,029,006
Overseas-Chinese Banking Corp., Ltd.	159,756	1,014,595
Singapore Airlines, Ltd.	483,400	5,307,111
Singapore Airport Terminal Services, Ltd.	168,882	343,763
Singapore Land, Ltd.	76,000	372,226
United Industrial Corp., Ltd.	260,000	393,433
UOL Group, Ltd.	315,100	874,645

TOTAL SINGAPORE		26,472,703

SPAIN — (3.4%)
Acciona SA	26,688	2,645,334
Banco Bilbao Vizcaya Argentaria SA	203,601	2,677,800
#Banco de Sabadell SA	891,238	4,522,043
Banco Espanol de Credito SA	51,687	529,611
#Banco Popular Espanol SA	818,742	5,797,159
Banco Santander SA	1,411,000	17,941,376
Banco Santander SA Sponsored ADR	214,478	2,646,658
*Cia Espanola de Petroleos SA	1,674	47,363
Criteria Caixacorp SA	513,833	2,562,521
Fomento de Construcciones y Contratas SA	14,639	479,042
Gas Natural SDG SA	192,517	3,286,807
Iberdrola Renovables SA	256,254	993,452
Repsol YPF SA	453,348	10,644,506
Repsol YPF SA Sponsored ADR	314,184	7,367,615
#*Sacyr Vallehermoso SA	54,812	418,206

TOTAL SPAIN		62,559,493

SWEDEN — (2.9%)
Boliden AB	15,644	215,238
Nordea Bank AB	2,196,800	21,432,491
*Skandinaviska Enskilda Banken AB Series A	720,819	4,913,639
SSAB AB Series A	116,881	2,046,597
#SSAB AB Series B	67,450	1,048,117
Svenska Cellulosa AB Series B	566,500	7,381,446
Svenska Handelsbanken AB Series A	197,497	5,538,104
*Swedbank AB Series A	261,258	2,812,961
Tele2 AB Series B	151,010	2,552,049
Telefonaktiebolaget LM Ericsson AB Sponsored ADR	39,200	450,800
#TeliaSonera AB	423,857	2,905,193
Volvo AB Series A	96,086	1,166,789
Volvo AB Series B	94,960	1,178,114

TOTAL SWEDEN		53,641,538

SWITZERLAND — (7.4%)
Adecco SA	97,051	5,708,337
Baloise Holding AG	42,075	3,313,050
Banque Cantonale Vaudoise AG	2,637	1,159,656
Compagnie Financiere Richemont SA Series A	393,600	14,517,520
Credit Suisse Group AG	324,252	14,882,445
Credit Suisse Group AG Sponsored ADR	198,516	9,072,181
Givaudan SA	7,304	6,355,767
*Holcim, Ltd. AG	205,405	15,306,498
*Julius Baer Group, Ltd. AG	5,898	202,704
*Novartis AG ADR	109,546	5,570,414
Sika AG	1,348	2,394,292

1007

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
St. Galler Kantonalbank AG	1,523	$675,160
Swatch Group AG	11,500	3,369,082
Swiss Life Holding AG	25,950	3,154,370
*Swiss Reinsurance Co., Ltd. AG	263,053	11,408,202
#*UBS AG	602,388	9,332,304
*UBS AG ADR	21,791	336,017
Valiant Holding AG	6,607	1,256,370
Zurich Financial Services AG	121,786	26,999,327

TOTAL SWITZERLAND		135,013,696

UNITED KINGDOM — (16.8%)
Associated British Foods P.L.C.	391,792	6,018,998
Aviva P.L.C.	1,853,237	9,796,931
Barclays P.L.C. Sponsored ADR	56,282	1,149,278
BP P.L.C. Sponsored ADR	161,120	8,402,408
#*British Airways P.L.C.	632,582	2,193,229
Carnival P.L.C.	116,691	5,054,995
Carnival P.L.C. ADR	96,861	4,174,709
*easyJet P.L.C.	205,323	1,475,581
HSBC Holdings P.L.C. Sponsored ADR	538,819	27,420,499
International Power P.L.C.	1,504,089	7,613,259
Investec P.L.C.	132,681	1,049,387
*Kazakhmys P.L.C.	61,069	1,293,795
Kingfisher P.L.C.	2,682,072	10,221,668
Legal & General Group P.L.C.	3,360,343	4,369,589
*Lloyds Banking Group P.L.C. Sponsored ADR	250,250	1,018,517
Mondi P.L.C.	58,551	395,231
*Old Mutual P.L.C.	3,850,796	6,796,192
Pearson P.L.C.	304,646	4,868,557
Pearson P.L.C. Sponsored ADR	474,900	7,584,153
Rexam P.L.C.	924,114	4,556,717
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	79,956	1,307,281
Royal Dutch Shell P.L.C. ADR	887,521	53,854,774
Royal Dutch Shell P.L.C. Series B	243,850	7,351,739
RSA Insurance Group P.L.C.	2,952,110	5,464,005
SABmiller P.L.C.	324,677	10,178,685
Sainsbury (J.) P.L.C.	1,322,281	6,814,420
Standard Life P.L.C.	249,666	759,554
Thomas Cook Group P.L.C.	332,800	1,262,479
Vodafone Group P.L.C.	15,557,592	34,454,502
Vodafone Group P.L.C. Sponsored ADR	1,576,425	34,996,635
Whitbread P.L.C.	83,401	1,949,018
William Morrison Supermarkets P.L.C.	2,153,935	9,529,507
*Wolseley P.L.C.	225,220	5,624,867
*Xstrata P.L.C.	1,031,575	16,976,405

TOTAL UNITED KINGDOM		305,977,564

TOTAL COMMON STOCKS		1,707,848,732

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*Henderson Land Development Co., Ltd. Warrants	99,000	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,975,000 FHLMC 5.00%, 10/15/24, valued at $2,120,656) to be repurchased at $2,089,033	$2,089	2,089,000

1008

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (6.4%)
§@DFA Short Term Investment Fund	112,342,565	$112,342,565
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $3,851,299) to be repurchased at $3,802,108	$3,802	3,802,051

TOTAL SECURITIES LENDING COLLATERAL		116,144,616

TOTAL INVESTMENTS — (100.0%) (Cost $1,642,508,464)		$1,826,082,348

1009

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (84.4%)
AUSTRALIA — (4.6%)
Amcor, Ltd.	20,623	$124,806
Australia & New Zealand Banking Group, Ltd.	15,000	332,239
Bank of Queensland, Ltd.	2,810	32,557
Bendigo Bank, Ltd.	7,800	70,534
*BlueScope Steel, Ltd.	30,800	73,901
Boral, Ltd.	12,767	69,019
#Caltex Australia, Ltd.	2,781	29,680
#Crown, Ltd.	8,764	66,080
#Fairfax Media, Ltd.	35,541	56,091
Goodman Fielder, Ltd.	22,714	30,489
Incitec Pivot, Ltd.	27,240	80,536
Lend Lease Group NL	5,248	41,307
#Macquarie Group, Ltd.	3,701	168,766
National Australia Bank, Ltd.	11,899	304,006
OneSteel, Ltd.	17,119	55,058
Origin Energy, Ltd.	10,254	154,218
Primary Health Care, Ltd.	7,009	26,247
*Qantas Airways, Ltd.	25,486	65,990
Santos, Ltd.	5,997	76,083
Sims Metal Management, Ltd.	2,223	41,788
Suncorp-Metway, Ltd.	22,076	182,443
TABCORP Holdings, Ltd.	13,704	86,554
Washington H. Soul Pattinson & Co., Ltd.	4,770	62,822
Wesfarmers, Ltd.	21,339	572,041

TOTAL AUSTRALIA		2,803,255

AUSTRIA — (0.3%)
#Erste Group Bank AG	1,681	74,634
OMV AG	124	4,431
Voestalpine AG	2,633	97,939

TOTAL AUSTRIA		177,004

BELGIUM — (0.8%)
Delhaize Group SA	3,089	255,449
*KBC Groep NV	2,524	112,928
#UCB SA	2,537	98,276

TOTAL BELGIUM		466,653

CANADA — (8.0%)
Astral Media, Inc. Class A	1,300	45,176
#Bank of Montreal	6,862	426,190
BCE, Inc.	4,830	145,119
Canadian Pacific Railway, Ltd.	4,800	282,953
#Canadian Tire Corp. Class A	2,000	110,100
Cenovus Energy, Inc.	2,240	65,868
*CGI Group, Inc.	4,500	66,627
Empire Co., Ltd. Class A	500	26,078
EnCana Corp.	10,890	360,213
Fairfax Financial Holdings, Ltd.	261	98,922
George Weston, Ltd.	1,000	71,776
*Gerdau Ameristeel Corp.	4,000	30,124
Industrial Alliance Insurance & Financial Services, Inc.	2,000	68,990
Intact Financial Corp.	700	30,321
Loblaw Cos., Ltd.	1,800	66,167
*Magna International, Inc. Class A	2,620	172,294
#Manitoba Telecom Services, Inc.	500	15,997
Manulife Financial Corp.	5,900	106,407
Metro, Inc. Class A	1,600	70,723

1010

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Sun Life Financial, Inc.	10,150	$298,465
Talisman Energy, Inc.	12,890	219,402
*Teck Resources, Ltd. Class B	10,275	403,798
#Thomson Reuters Corp.	10,278	370,324
#Toronto Dominion Bank	10,700	795,284
TransCanada Corp.	7,970	281,202
*Viterra, Inc.	4,000	33,865
Yamana Gold, Inc.	23,700	258,745

TOTAL CANADA		4,921,130

DENMARK — (1.4%)
#A.P. Moller - Maersk A.S.	30	251,886
#Carlsberg A.S. Series B	1,692	136,747
Danisco A.S.	1,400	101,099
*Danske Bank A.S.	11,003	287,264
*Jyske Bank A.S.	1,034	41,763
#*Sydbank A.S.	700	20,516

TOTAL DENMARK		839,275

FINLAND — (1.0%)
Fortum Oyj	278	7,183
#Neste Oil Oyj	3,185	51,560
#Sampo Oyj	4,429	108,865
Stora Enso Oyj Series R	14,570	121,644
UPM-Kymmene Oyj	21,001	301,383

TOTAL FINLAND		590,635

FRANCE — (7.6%)
#*Air France-KLM SA	4,815	75,754
#AXA SA Sponsored ADR	37,500	718,500
BNP Paribas SA	7,111	488,428
Casino Guichard Perrachon SA	1,170	103,280
Ciments Francais SA	244	24,646
CNP Assurances SA	1,145	96,383
Compagnie de Saint-Gobain SA	7,635	376,906
Credit Agricole SA	22,096	315,863
European Aeronautic Defence & Space Co. SA	9,143	169,813
#GDF Suez SA	2,560	91,043
*Groupe Eurotunnel SA	6,619	60,442
Lafarge SA	665	48,214
#Lagardere SCA	3,281	132,332
*Natixis SA	4,656	23,811
#*Peugeot SA	4,276	126,289
PPR SA	1,901	255,494
#*Renault SA	4,200	194,586
Safran SA	4,295	109,127
#SCOR SE	1,668	39,346
Societe Generale Paris SA	12,480	666,423
STMicroelectronics NV	18,300	169,453
Vivendi SA	14,320	375,649

TOTAL FRANCE		4,661,782

GERMANY — (6.9%)
#Allianz SE	7,152	817,857
Bayerische Motoren Werke AG	11,216	554,710
#*Commerzbank AG	9,946	78,088
Daimler AG	12,699	646,887
Deutsche Bank AG	4,800	329,664
Deutsche Lufthansa AG	7,439	123,706
#*Deutsche Postbank AG	701	23,898

1011

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Deutsche Telekom AG	65,866	$866,538
Fraport AG	482	24,992
#*Hannover Rueckversicherung AG	895	42,221
#Heidelberger Zement AG	2,192	135,253
#Munchener Rueckversicherungs-Gesellschaft AG	2,860	403,071
Porsche Automobil Holding SE	1,796	103,931
*Salzgitter AG	1,060	85,885

TOTAL GERMANY		4,236,701

GREECE — (0.2%)
*EFG Eurobank Ergasias S.A.	10,682	85,869
Hellenic Petroleum S.A.	5,666	61,038

TOTAL GREECE		146,907

HONG KONG — (1.7%)
Cheung Kong Holdings, Ltd.	15,210	187,471
Great Eagle Holdings, Ltd.	8,217	22,994
Henderson Land Development Co., Ltd.	12,749	79,952
Hong Kong & Shanghai Hotels, Ltd.	13,000	20,490
Hutchison Whampoa, Ltd.	79,000	542,185
New World Development Co., Ltd.	61,009	108,212
Wheelock & Co., Ltd.	27,000	83,195

TOTAL HONG KONG		1,044,499

IRELAND — (0.2%)
CRH P.L.C. Sponsored ADR	4,500	128,655

ITALY — (1.8%)
Banca Monte Dei Paschi di Siena SpA	29,098	40,288
*Banco Popolare Scarl	12,360	79,136
*Intesa Sanpaolo SpA	88,673	292,259
Telecom Italia SpA	207,561	290,191
*UniCredit SpA	49,195	128,926
Unione di Banche Italiane ScpA	20,410	252,754

TOTAL ITALY		1,083,554

JAPAN — (16.6%)
77 Bank, Ltd. (The)	9,864	56,052
#AEON Co., Ltd.	15,800	180,905
Aisin Seiki Co., Ltd.	4,000	121,556
Ajinomoto Co., Inc.	17,000	159,669
Amada Co., Ltd.	7,000	57,471
Aozora Bank, Ltd.	13,000	18,639
Asahi Kasei Corp.	10,000	56,216
Bank of Kyoto, Ltd. (The)	12,000	105,437
Canon Marketing Japan, Inc.	1,500	23,449
Chugoku Bank, Ltd. (The)	4,000	51,279
Coca-Cola West Co., Ltd.	1,100	19,462
Cosmo Oil Co., Ltd.	20,636	55,627
#Credit Saison Co., Ltd.	3,600	52,651
Dai Nippon Printing Co., Ltd.	15,000	207,807
Daicel Chemical Industries, Ltd.	4,000	25,643
Daishi Bank, Ltd. (The)	12,000	40,514
Daiwa House Industry Co., Ltd.	10,000	107,597
*Fuji Heavy Industries, Ltd.	23,000	128,725
FUJIFILM Holdings Corp.	14,000	479,801
Fujikura, Ltd.	7,000	37,392
Fukuoka Financial Group, Inc.	19,000	82,437
Glory, Ltd.	1,400	35,636
Gunma Bank, Ltd. (The)	10,735	57,909

1012

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hachijuni Bank, Ltd. (The)	8,000	$44,876
Hakuhodo Dy Holdings, Inc.	460	26,131
Higo Bank, Ltd. (The)	7,000	38,037
#Hiroshima Bank, Ltd. (The)	11,000	45,093
*Hitachi, Ltd. Sponsored ADR	4,765	209,041
Hokkoku Bank, Ltd. (The)	10,750	38,152
#House Foods Corp.	1,400	20,198
Hyakugo Bank, Ltd. (The)	8,000	35,984
Hyakujishi Bank, Ltd. (The)	9,000	36,793
Idemitsu Kosan Co., Ltd.	600	49,701
Isetan Mitsukoshi Holdings, Ltd.	7,200	83,151
ITOCHU Corp.	12,000	103,964
Iyo Bank, Ltd. (The)	3,000	27,924
J Front Retailing Co., Ltd.	10,000	58,239
Joyo Bank, Ltd. (The)	8,000	33,279
JS Group Corp.	7,000	137,283
Juroku Bank, Ltd.	11,000	41,538
*JX Holdings, Inc.	56,740	316,514
Kagoshima Bank, Ltd. (The)	3,238	21,306
#Kajima Corp.	12,000	30,490
Kamigumi Co., Ltd.	5,000	41,300
Kaneka Corp.	9,000	56,798
*Kawasaki Kisen Kaisha, Ltd.	11,000	46,750
Keiyo Bank, Ltd. (The)	5,000	23,252
Kinden Corp.	4,000	35,496
Kyocera Corp. Sponsored ADR	1,400	137,550
*Kyowa Hakko Kirin Co., Ltd.	3,000	31,478
Marui Group Co., Ltd.	9,858	77,930
Mazda Motor Corp.	19,000	56,108
#Meiji Holdings Co., Ltd.	800	28,881
#Mitsubishi Chemical Holdings Corp.	39,000	208,149
Mitsubishi Gas Chemical Co., Inc.	6,000	36,180
Mitsubishi Heavy Industries, Ltd.	78,000	314,190
Mitsubishi Logistics Corp.	3,000	39,224
*Mitsubishi Materials Corp.	22,000	65,941
#Mitsubishi Tanabe Pharma Corp.	4,000	52,924
Mitsubishi UFJ Financial Group, Inc. ADR	29,668	153,384
Mitsui Chemicals, Inc.	13,000	42,701
Mitsui O.S.K. Lines, Ltd.	2,000	14,952
Mitsumi Electric Co., Ltd.	1,500	32,640
MS&AD Insurance Group Holdings, Inc.	7,819	224,738
Nagase & Co., Ltd.	3,111	37,110
#Namco Bandai Holdings, Inc.	4,100	40,911
NEC Corp.	58,000	190,965
Nippon Express Co., Ltd.	17,000	80,092
Nippon Meat Packers, Inc.	4,000	50,530
Nippon Paper Group, Inc.	2,800	78,637
Nippon Sheet Glass Co., Ltd.	22,261	73,123
Nippon Television Network Corp.	150	22,418
Nippon Yusen K.K.	26,000	106,892
Nishi-Nippon Bank, Ltd.	18,779	54,044
*Nissan Motor Co., Ltd.	17,700	154,010
Nisshin Steel Co., Ltd.	16,000	33,834
*NKSJ Holdings, Inc.	6,000	43,562
NOK Corp.	2,200	37,396
Obayashi Corp.	12,000	53,618
Ogaki Kyoritsu Bank, Ltd. (The)	5,000	16,369
Oji Paper Co., Ltd.	12,000	56,531
#Onward Holdings Co., Ltd.	3,000	24,815
Ricoh Co., Ltd.	19,000	322,765
Rohm Co., Ltd.	2,200	163,042

1013

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
San-in Godo Bank, Ltd. (The)	3,000	$22,988
Sapporo Hokuyo Holdings, Inc.	7,000	32,219
Seiko Epson Corp.	2,900	51,374
Sekisui Chemical Co., Ltd.	9,000	61,464
Sekisui House, Ltd.	13,000	123,917
Seven & I Holdings Co., Ltd.	7,800	199,454
Sharp Corp.	13,000	168,376
Shiga Bank, Ltd.	7,108	42,419
Shimizu Corp.	11,000	44,064
#Shinsei Bank, Ltd.	22,000	28,552
Shizuoka Bank, Ltd.	9,000	75,518
SKY Perfect JSAT Holdings, Inc.	46	18,491
Sojitz Corp.	24,500	44,183
Sony Corp. Sponsored ADR	22,200	759,684
Sumitomo Corp.	28,900	348,011
Sumitomo Electric Industries, Ltd.	21,000	258,425
#Sumitomo Forestry Co., Ltd.	2,700	22,767
Sumitomo Rubber Industries, Ltd.	3,400	30,391
Suzuken Co., Ltd.	800	30,594
*Taiheiyo Cement Corp.	18,000	25,454
Taisei Corp.	35,297	80,418
#Takashimaya Co., Ltd.	6,000	56,883
Teijin, Ltd.	30,138	96,168
Tokuyama Corp.	4,000	22,402
Tokyo Steel Manufacturing Co., Ltd.	2,200	29,481
*Tokyo Tatemono Co., Ltd.	6,000	27,669
Toppan Printing Co., Ltd.	16,000	145,910
Tosoh Corp.	8,000	22,523
Toyo Seikan Kaisha, Ltd.	3,951	67,979
Toyota Auto Body Co., Ltd.	1,100	17,680
*Toyota Motor Corp. Sponsored ADR	547	42,168
Toyota Tsusho Corp.	4,000	59,656
UNY Co., Ltd.	6,250	56,695
#Wacoal Corp.	2,000	25,522
Yamaguchi Financial Group, Inc.	4,852	48,584
Yamaha Corp.	3,100	37,916
Yokohama Rubber Co., Ltd.	5,000	23,354

TOTAL JAPAN		10,170,151

NETHERLANDS — (4.0%)
*Aegon NV	31,678	221,556
#*Akzo Nobel NV	586	34,653
ArcelorMittal NV	16,689	649,456
#ArcelorMittal NV ADR	6,200	240,746
*ING Groep NV	39,432	348,040
Koninklijke DSM NV	5,036	224,942
Koninklijke Philips Electronics NV	22,630	759,897

TOTAL NETHERLANDS		2,479,290

NEW ZEALAND — (0.2%)
Contact Energy, Ltd.	2,389	10,814
Fletcher Building, Ltd.	18,787	114,019

TOTAL NEW ZEALAND		124,833

NORWAY — (1.2%)
#*DnB NOR ASA Series A	19,457	230,276
#*Marine Harvest ASA	66,000	61,241
#*Norsk Hydro ASA	21,600	165,868
#Orkla ASA	29,400	246,580

1014

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
*Storebrand ASA	6,174	$46,435

TOTAL NORWAY		750,400

PORTUGAL — (0.1%)
#Banco Comercial Portugues SA	26,753	25,127
*Banco Espirito Santo SA	6,188	29,623

TOTAL PORTUGAL		54,750

SINGAPORE — (1.4%)
CapitaLand, Ltd.	27,500	74,284
DBS Group Holdings, Ltd.	28,860	317,777
Fraser & Neave, Ltd.	41,000	145,687
*Golden Agri-Resources, Ltd.	52,000	21,966
Neptune Orient Lines, Ltd.	14,000	21,960
Singapore Airlines, Ltd.	21,000	230,553
United Industrial Corp., Ltd.	18,000	27,238

TOTAL SINGAPORE		839,465

SPAIN — (2.4%)
Acciona SA	1,151	114,088
#Banco de Sabadell SA	21,803	110,626
Banco Espanol de Credito SA	5,354	54,860
#Banco Popular Espanol SA	29,995	212,382
#Banco Santander SA	28,042	356,564
Gas Natural SDG SA	1,614	27,556
Repsol YPF SA Sponsored ADR	24,740	580,153
*Sacyr Vallehermoso SA	1,254	9,568

TOTAL SPAIN		1,465,797

SWEDEN — (2.6%)
Nordea Bank AB	52,589	513,070
*Skandinaviska Enskilda Banken AB Series A	14,004	95,462
SSAB AB Series A	3,054	53,476
SSAB AB Series B	1,349	20,962
#Svenska Cellulosa AB Series B	13,600	177,207
#Svenska Handelsbanken AB Series A	3,852	108,016
*Swedbank AB Series A	6,983	75,186
Tele2 AB Series B	3,277	55,381
Telefonaktiebolaget LM Ericsson AB	45,214	521,794

TOTAL SWEDEN		1,620,554

SWITZERLAND — (5.2%)
#Adecco SA	2,833	166,631
Baloise Holding AG	1,673	131,735
Compagnie Financiere Richemont SA Series A	729	26,888
Credit Suisse Group AG Sponsored ADR	8,150	372,455
Givaudan SA	124	107,902
#*Holcim, Ltd. AG	10,746	800,777
#*Novartis AG ADR	2,059	104,700
#Swatch Group AG	607	177,829
#Swiss Life Holding AG	779	94,692
*Swiss Reinsurance Co., Ltd. AG	8,514	369,239
Zurich Financial Services AG	3,698	819,827

TOTAL SWITZERLAND		3,172,675

UNITED KINGDOM — (16.2%)
Associated British Foods P.L.C.	11,453	175,949
Aviva P.L.C.	46,172	244,083
Barclays P.L.C. Sponsored ADR	13,600	277,712
BP P.L.C. Sponsored ADR	1,609	83,909

1015

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*British Airways P.L.C.	21,703	$75,247
#Carnival P.L.C. ADR	7,700	331,870
HSBC Holdings P.L.C. Sponsored ADR	13,584	691,290
International Power P.L.C.	50,968	257,985
*Kazakhmys P.L.C.	6,990	148,089
Kingfisher P.L.C.	75,933	289,389
Legal & General Group P.L.C.	147,580	191,904
*Lloyds Banking Group P.L.C. Sponsored ADR	64,725	263,431
*Old Mutual P.L.C.	50,401	88,952
Pearson P.L.C. Sponsored ADR	27,500	439,175
Rexam P.L.C.	28,808	142,049
*Royal Bank of Scotland Group P.L.C.	127,501	104,335
*Royal Bank of Scotland Group P.L.C. Sponsored ADR	4,602	75,243
Royal Dutch Shell P.L.C. ADR	37,506	2,275,864
RSA Insurance Group P.L.C.	53,255	98,569
Sainsbury (J.) P.L.C.	40,938	210,975
Standard Life P.L.C.	40,747	123,964
Thomas Cook Group P.L.C.	15,027	57,005
Vodafone Group P.L.C. Sponsored ADR	94,200	2,091,240
Whitbread P.L.C.	2,705	63,214
William Morrison Supermarkets P.L.C.	65,037	287,739
*Wolseley P.L.C.	7,608	190,010
*Xstrata P.L.C.	38,965	641,238

TOTAL UNITED KINGDOM		9,920,430

TOTAL COMMON STOCKS		51,698,395

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*Henderson Land Development Co., Ltd. Warrants	2,549	—

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $200,000 FHLMC 5.00%, 10/15/24, valued at $214,750) to be repurchased at $208,003	$208	208,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.3%)
§@ DFA Short Term Investment Fund	7,946,221	7,946,221
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $759,147) to be repurchased at $749,451	$749	749,440
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $675,437) to be repurchased at $662,203	662	662,193

TOTAL SECURITIES LENDING COLLATERAL		9,357,854

TOTAL INVESTMENTS — (100.0%) (Cost $62,815,262)		$61,264,249

1016

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (72.4%)
Consumer Discretionary — (12.6%)
*4Kids Entertainment, Inc.	3,800	$4,104
*AC Moore Arts & Crafts, Inc.	4,100	16,728
*AH Belo Corp.	1,800	15,300
*Aldila, Inc.	1,900	11,609
*Alloy, Inc.	4,791	37,130
#American Greetings Corp. Class A	3,700	90,872
*America’s Car-Mart, Inc.	3,200	81,056
*ante4, Inc.	3,520	11,475
#*Arctic Cat, Inc.	4,500	66,375
#*ArvinMeritor, Inc.	26,100	399,852
*Asbury Automotive Group, Inc.	11,814	183,708
*Atrinsic, Inc.	2,907	2,849
*Audiovox Corp. Class A	5,000	46,550
#*AutoNation, Inc.	10,900	220,180
#Barnes & Noble, Inc.	8,800	193,952
*Bassett Furniture Industries, Inc.	4,200	25,158
*Beasley Broadcast Group, Inc.	1,950	11,466
bebe stores, inc.	400	3,296
*Biglari Holdings, Inc.	510	199,537
#*BJ’s Restaurants, Inc.	3,000	72,390
*Bluegreen Corp.	10,480	63,614
Bob Evans Farms, Inc.	8,200	253,626
Books-A-Million, Inc.	1,770	13,098
#*Boyd Gaming Corp.	5,900	74,930
#*Brookfield Homes Corp.	7,000	78,470
Brown Shoe Co., Inc.	7,600	142,880
*Build-A-Bear-Workshop, Inc.	2,400	22,944
#*Cabela’s, Inc.	13,500	245,160
*Cache, Inc.	2,000	13,660
#Callaway Golf Co.	4,400	41,316
*Carmike Cinemas, Inc.	540	9,061
*Carriage Services, Inc.	5,800	28,826
*Cavco Industries, Inc.	1,800	70,506
#*Charming Shoppes, Inc.	3,700	20,905
Christopher & Banks Corp.	2,100	20,559
#Churchill Downs, Inc.	3,200	122,656
Cinemark Holdings, Inc.	3,175	57,975
#*Clear Channel Outdoor Holdings, Inc.	2,800	32,424
*Coachmen Industries, Inc.	4,100	5,063
*Coast Distribution System, Inc.	800	3,524
*Cobra Electronics Corp.	1,000	2,810
#*Collective Brands, Inc.	11,000	257,950
#Columbia Sportswear Co.	1,400	77,756
*Concord Camera Corp.	2,105	8,420
#*Conn’s, Inc.	3,000	28,590
#*Core-Mark Holding Co., Inc.	2,711	82,740
*Cost Plus, Inc.	876	4,757
CSS Industries, Inc.	4,100	82,082
*Dana Holding Corp.	10,400	138,944
*dELiA*s, Inc.	4,300	7,525
*Delta Apparel, Inc.	1,040	17,462
#Dillard’s, Inc.	15,300	429,624
#*DineEquity, Inc.	1,100	45,243
*Dixie Group, Inc.	3,900	19,110
*Dorman Products, Inc.	2,900	73,515
Dover Motorsports, Inc.	3,360	7,392
*Dress Barn, Inc. (The)	5,199	143,908
*Duckwall-ALCO Stores, Inc.	1,100	18,480

1017

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*EDCI Holdings, Inc.	1,611	$5,163
*EW Scripps Co.	1,986	21,727
#*Federal Mogul Corp.	6,200	117,924
#Finish Line, Inc. Class A	2,307	37,166
*Fisher Communications, Inc.	1,100	16,544
Flexsteel Industries, Inc.	600	8,406
#Foot Locker, Inc.	11,600	178,060
#Fred’s, Inc.	13,420	186,404
#*Furniture Brands International, Inc.	18,400	152,352
#*Gaylord Entertainment Co.	800	27,000
*G-III Apparel Group, Ltd.	3,082	88,145
*Golfsmith International Holdings, Inc.	1,600	7,312
*Gray Television, Inc. Class A	700	2,569
*Great Wolf Resorts, Inc.	11,771	37,785
#*Group 1 Automotive, Inc.	7,650	237,532
#Harte-Hanks, Inc.	1,300	18,720
*Hastings Entertainment, Inc.	3,300	19,140
#Haverty Furniture Cos., Inc.	6,270	102,201
*Heelys, Inc.	2,100	5,775
*Helen of Troy, Ltd.	8,000	216,080
*Hollywood Media Corp.	2,073	2,446
Hooker Furniture Corp.	200	3,152
*Hot Topic, Inc.	700	5,348
#*Iconix Brand Group, Inc.	4,900	84,574
International Speedway Corp.	1,000	30,560
*Isle of Capri Casinos, Inc.	1,200	13,068
*J. Alexander’s Corp.	2,399	10,939
#*JAKKS Pacific, Inc.	10,700	163,603
#Jarden Corp.	12,266	393,984
*Jo-Ann Stores, Inc.	7,400	326,488
*Johnson Outdoors, Inc.	2,777	35,296
Jones Apparel Group, Inc.	21,901	476,566
*Journal Communications, Inc.	12,723	72,139
*Kenneth Cole Productions, Inc. Class A	4,100	51,086
*Kid Brands, Inc.	3,700	36,889
#*K-Swiss, Inc. Class A	1,800	22,392
Lacrosse Footwear, Inc.	900	16,092
*Lakeland Industries, Inc.	2,120	18,656
*Lakes Entertainment, Inc.	7,350	16,538
#*Landry’s Restaurants, Inc.	7,200	166,248
—*Lazare Kaplan International, Inc.	2,900	7,250
*La-Z-Boy, Inc.	2,891	37,699
*Leapfrog Enterprises, Inc.	8,500	58,140
*Lee Enterprises, Inc.	1,559	5,893
#Lennar Corp. Class A	25,500	507,450
Lennar Corp. Class B Voting	2,473	40,804
*Liberty Media Corp. Capital Series A	3,900	172,653
*Liberty Media-Starz Corp. Series A	1,248	69,127
*Lifetime Brands, Inc.	4,300	62,350
*Lithia Motors, Inc.	5,052	40,315
*Luby’s, Inc.	8,900	36,312
*M/I Homes, Inc.	3,540	55,224
Mac-Gray Corp.	4,000	46,600
Marcus Corp.	4,500	57,825
*MarineMax, Inc.	6,400	71,360
MDC Holdings, Inc.	500	19,150
*Media General, Inc.	8,000	101,200
#Men’s Wearhouse, Inc. (The)	3,300	77,979
#*Meritage Homes Corp.	1,200	28,536
#*Modine Manufacturing Co.	11,503	161,157
#*Mohawk Industries, Inc.	5,200	331,448

1018

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Movado Group, Inc.	3,300	$40,953
*MTR Gaming Group, Inc.	5,500	11,165
*Multimedia Games, Inc.	7,500	34,275
*Nautilus, Inc.	7,647	26,153
*Navarre Corp.	1,600	3,440
*New York & Co., Inc.	1,100	6,754
*Nobel Learning Communities, Inc.	100	695
*O’Charley’s, Inc.	7,829	74,767
#*Orient-Express Hotels, Ltd.	3,900	53,235
*Orleans Homebuilders, Inc.	4,800	1,008
*Palm Harbor Homes, Inc.	7,983	23,151
Pep Boys - Manny, Moe & Jack (The)	17,200	215,516
*Perry Ellis International, Inc.	4,350	104,966
Phillips-Van Heusen Corp.	400	25,204
*Pier 1 Imports, Inc.	6,833	56,577
*Pinnacle Entertainment, Inc.	11,600	156,948
*Point.360	400	764
*Quiksilver, Inc.	11,100	59,163
*Radio One, Inc.	600	3,024
*RC2 Corp.	4,953	90,987
*Reading International, Inc. Class A	1,086	4,529
*Red Lion Hotels Corp.	6,700	51,188
#Regis Corp.	13,290	254,105
*Rent-A-Center, Inc.	4,100	105,862
*Retail Ventures, Inc.	800	8,656
*Rex Stores Corp.	2,450	42,042
*Rocky Brands, Inc.	1,900	18,677
*Rubio’s Restaurants, Inc.	600	4,830
#Ryland Group, Inc.	11,900	271,082
*Saga Communications, Inc.	1,743	48,020
#*Saks, Inc.	6,900	67,275
*Salem Communications Corp.	4,900	22,295
#Scholastic Corp.	11,800	318,718
Service Corp. International	19,700	176,906
*Shiloh Industries, Inc.	5,891	47,894
*Shoe Carnival, Inc.	3,000	82,980
*Silverleaf Resorts, Inc.	12,000	18,000
*Skechers U.S.A., Inc. Class A	2,451	93,996
Skyline Corp.	3,000	69,930
*Sonic Automotive, Inc.	5,487	58,601
Spartan Motors, Inc.	1,900	11,723
Speedway Motorsports, Inc.	13,500	219,375
*Sport Chalet, Inc. Class A	4,484	13,676
#*Sport Chalet, Inc. Class B	150	507
Sport Supply Group, Inc.	6,403	85,864
Stage Stores, Inc.	15,125	230,656
Standard Motor Products, Inc.	6,400	68,224
*Standard Pacific Corp.	18,200	116,662
*Stanley Furniture, Inc.	2,500	24,675
*Steinway Musical Instruments, Inc.	1,600	30,656
#Stewart Enterprises, Inc.	21,307	144,461
#Superior Industries International, Inc.	8,500	143,310
*Syms Corp.	4,986	45,422
#Systemax, Inc.	200	4,646
#*Talbots, Inc.	200	3,290
*Tandy Brands Accessories, Inc.	2,500	10,100
*Toll Brothers, Inc.	5,700	128,649
*Trans World Entertainment Corp.	8,600	20,038
*Tuesday Morning Corp.	1,300	7,345
*Unifi, Inc.	18,826	72,104
UniFirst Corp.	3,100	151,497

1019

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Wells-Gardner Electronics Corp.	1,068	$2,318
Wendy’s/Arby’s Group, Inc.	16,500	87,615
#*West Marine, Inc.	6,879	82,342
#Wyndham Worldwide Corp.	13,502	361,989
#*Zale Corp.	3,300	10,758

Total Consumer Discretionary		14,713,866

Consumer Staples — (3.3%)
*Alliance One International, Inc.	9,800	49,882
*Central Garden & Pet Co.	5,600	62,888
*Central Garden & Pet Co. Class A	13,800	142,554
*Chiquita Brands International, Inc.	14,800	222,592
*Constellation Brands, Inc. Class A	13,500	246,645
#*Craft Brewers Alliance, Inc.	3,112	7,780
Del Monte Foods Co.	37,871	565,793
Farmer Brothers Co.	4,400	82,324
*Fresh Del Monte Produce, Inc.	4,740	98,924
#*Hain Celestial Group, Inc.	13,200	261,096
*Harbinger Group, Inc.	1,840	12,310
Imperial Sugar Co.	1,000	16,030
Ingles Markets, Inc.	100	1,603
*John B. Sanfilippo & Son, Inc.	2,900	43,587
Mannatech, Inc.	6,826	26,348
*MGP Ingredients, Inc.	2,881	22,385
#Nash-Finch Co.	4,036	141,341
*Natural Alternatives International, Inc.	600	4,542
*Nutraceutical International Corp.	1,800	27,846
Oil-Dri Corp. of America	125	2,562
*Pantry, Inc.	7,500	118,650
*Parlux Fragrances, Inc.	6,953	14,323
*Prestige Brands Holdings, Inc.	18,000	175,320
*Ralcorp Holdings, Inc.	3,800	252,890
Schiff Nutrition International, Inc.	500	3,545
*Seneca Foods Corp.	100	3,284
#*Smart Balance, Inc.	100	665
#*Smithfield Foods, Inc.	12,870	241,184
Spartan Stores, Inc.	1,036	15,633
Stephan Co. (The)	200	544
#SUPERVALU, Inc.	5,600	83,440
Tasty Baking Co.	1,300	9,763
#*TreeHouse Foods, Inc.	8,600	363,694
#Universal Corp.	2,027	104,958
Weis Markets, Inc.	8,500	316,880
*Winn-Dixie Stores, Inc.	12,248	154,447

Total Consumer Staples		3,898,252

Energy — (5.1%)
#*Allis-Chalmers Energy, Inc.	7,800	31,434
Alon USA Energy, Inc.	2,700	19,737
*Approach Resources, Inc.	600	5,370
*ATP Oil & Gas Corp.	800	14,608
#*Basic Energy Services, Inc.	9,700	99,037
#Berry Petroleum Corp. Class A	2,400	77,688
#*Bill Barrett Corp.	1,500	51,120
*Bristow Group, Inc.	3,500	135,485
*Bronco Drilling Co., Inc.	9,900	47,322
*Cal Dive International, Inc.	5,300	34,768
*Complete Production Services, Inc.	13,000	196,170
*Comstock Resources, Inc.	300	9,618
*CVR Energy, Inc.	4,272	36,269
Delek US Holdings, Inc.	4,200	29,442

1020

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
*Endeavour International Corp.	400	$648
#*Exterran Holdings, Inc.	8,909	259,697
Frontier Oil Corp.	1,500	22,800
General Maritime Corp.	2,600	21,086
*GeoMet, Inc.	3,300	4,455
#*Global Industries, Ltd.	4,700	31,490
Gulf Island Fabrication, Inc.	300	7,191
*Gulfmark Offshore, Inc.	2,100	72,387
*Harvest Natural Resources, Inc.	13,500	119,205
*Helix Energy Solutions Group, Inc.	5,600	81,648
*HKN, Inc.	3,300	10,164
*International Coal Group, Inc.	8,800	46,376
*Key Energy Services, Inc.	7,100	77,106
*Mariner Energy, Inc.	1,259	30,065
*Natural Gas Services Group, Inc.	300	5,379
*Newpark Resources, Inc.	30,700	205,076
#Overseas Shipholding Group, Inc.	1,200	60,072
*Parker Drilling Co.	6,600	36,498
#*Patriot Coal Corp.	1,900	37,411
#Patterson-UTI Energy, Inc.	9,900	151,371
#Penn Virginia Corp.	1,700	43,367
*Petroleum Development Corp.	4,960	116,114
*PHI, Inc. Non-Voting	4,500	93,555
*Pioneer Drilling Co.	14,053	103,149
*Plains Exploration & Production Co.	2,000	58,620
#*Rosetta Resources, Inc.	11,282	280,922
#*Rowan Cos., Inc.	8,050	239,890
#*SEACOR Holdings, Inc.	2,280	191,908
Sunoco, Inc.	12,600	413,028
*Superior Energy Services, Inc.	4,300	116,358
*Superior Well Services, Inc.	662	9,599
*Swift Energy Corp.	10,800	390,744
*Teekay Corp.	4,100	102,705
#Tesoro Petroleum Corp.	10,600	139,390
#*Tetra Technologies, Inc.	4,300	52,847
Tidewater, Inc.	3,340	179,057
*Trico Marine Services, Inc.	5,100	16,728
*Union Drilling, Inc.	7,200	47,736
*Unit Corp.	3,200	152,864
#*USEC, Inc.	31,430	188,580
#*Western Refining, Inc.	6,900	36,984
*Whiting Petroleum Corp.	9,800	885,234

Total Energy		5,927,572

Financials — (20.8%)
1st Source Corp.	7,680	146,918
21st Century Holding Co.	2,500	9,125
Abington Bancorp, Inc.	7,424	70,602
*Affirmative Insurance Holdings, Inc.	4,200	19,404
*Allegheny Corp.	508	150,957
Allied World Assurance Co. Holdings, Ltd.	3,550	154,673
American Capital, Ltd.	3,600	22,104
American Equity Investment Life Holding Co.	20,500	215,660
American Financial Group, Inc.	7,500	220,725
American National Insurance Co.	1,780	196,085
American Physicians Capital, Inc.	2,249	75,207
American Physicians Services Group, Inc.	500	11,690
#*AmeriCredit Corp.	22,900	548,226
Ameris Bancorp	4,399	48,961
*AMERISAFE, Inc.	1,500	25,650
*AmeriServe Financial, Inc.	6,300	14,112

1021

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
*Arch Capital Group, Ltd.	1,300	$98,254
Argo Group International Holdings, Ltd.	5,102	168,315
Aspen Insurance Holdings, Ltd.	5,500	148,390
#*Asset Acceptance Capital Corp.	8,800	64,768
Associated Banc-Corp.	11,600	168,548
Assurant, Inc.	4,700	171,221
Asta Funding, Inc.	400	3,092
#Astoria Financial Corp.	2,500	40,350
*Avatar Holdings, Inc.	3,200	76,288
#*B of I Holding, Inc.	882	15,550
Baldwin & Lyons, Inc. Class B	3,050	76,524
Bancinsurance Corp.	625	3,984
*Bancorp, Inc.	2,006	17,793
#BancTrust Financial Group, Inc.	4,257	26,351
Bank Mutual Corp.	3,800	27,056
#*Bank of Florida Corp.	4,593	4,869
*Bank of Granite Corp.	4,322	7,650
*BankAtlantic Bancorp, Inc.	12,252	32,100
BankFinancial Corp.	6,739	65,099
#Banner Corp.	6,125	34,729
Berkshire Hills Bancorp, Inc.	3,700	77,700
#Boston Private Financial Holdings, Inc.	13,300	105,469
Brookline Bancorp, Inc.	18,418	202,414
*Cadence Financial Corp.	4,023	12,029
California First National Bancorp	1,000	13,080
Capital Southwest Corp.	300	28,215
#CapitalSource, Inc.	23,100	137,907
#*Capitol Bancorp, Ltd.	4,500	10,980
Cardinal Financial Corp.	8,200	89,790
Cascade Financial Corp.	2,600	5,226
#Cathay General Bancorp	17,600	217,712
*Center Financial Corp.	1,379	9,294
*Central Jersey Bancorp	2,678	9,909
#*Central Pacific Financial Corp.	8,900	19,402
CFS Bancorp, Inc.	3,600	17,928
#Chemical Financial Corp.	8,982	212,873
Citizens Community Bancorp, Inc.	2,054	8,729
City National Corp.	1,560	97,157
*CNA Surety Corp.	15,930	267,146
CoBiz Financial, Inc.	2,500	17,850
#Columbia Banking System, Inc.	4,900	110,152
#Community Bank System, Inc.	10,000	246,700
#Community Trust Bancorp, Inc.	2,600	78,052
*CompuCredit Holdings Corp.	9,303	55,725
#*Conseco, Inc.	9,200	54,280
*Cowen Group, Inc.	1,708	9,223
*Crescent Financial Corp.	3,419	12,582
Danvers Bancorp, Inc.	185	3,025
Delphi Financial Group, Inc. Class A	15,896	437,140
Donegal Group, Inc. Class A	7,473	107,835
Donegal Group, Inc. Class B	592	10,511
*E*TRADE Financial Corp.	17,600	29,568
East West Bancorp, Inc.	5,600	109,704
Eastern Insurance Holdings, Inc.	3,264	33,456
#EMC Insurance Group, Inc.	4,700	114,022
*Encore Bancshares, Inc.	300	3,087
#*Encore Capital Group, Inc.	6,200	142,662
#Endurance Specialty Holdings, Ltd.	3,900	143,715
ESSA Bancorp, Inc.	1,900	23,997
#F.N.B. Corp.	8,961	83,517
Farmers Capital Bank Corp.	1,442	12,156

1022

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
FBL Financial Group, Inc. Class A	10,900	$281,656
Federal Agricultural Mortgage Corp.	400	9,008
Fidelity National Financial, Inc.	15,500	235,290
#*Fidelity Southern Corp.	1,242	11,080
Financial Institutions, Inc.	950	15,276
*First Acceptance Corp.	5,500	10,945
First American Corp.	6,828	236,044
#First Bancorp (318672102)	1,800	3,816
First Bancorp (318910106)	2,000	32,620
First Busey Corp.	9,462	47,783
First Community Bancshares, Inc.	359	5,977
First Defiance Financial Corp.	1,650	22,275
#First Federal Bancshares of Arkansas, Inc.	700	2,373
*First Federal of Northern Michigan Bancorp, Inc.	200	300
First Financial Bancorp	75	1,433
*First Horizon National Corp.	5,780	81,787
*First Investors Financial Services Group, Inc.	500	2,805
*First Keystone Financial, Inc.	100	1,326
*First Marblehead Corp. (The)	2,799	9,824
First Merchants Corp.	6,300	55,062
First Mercury Financial Corp.	600	7,866
First Midwest Bancorp, Inc.	1,700	25,840
First Niagara Financial Group, Inc.	45,577	633,520
First Place Financial Corp.	6,075	30,861
First Security Group, Inc.	2,635	7,536
Firstbank Corp.	105	651
*FirstCity Financial Corp.	3,500	25,515
Flagstone Reinsurance Holdings, Ltd.	3,100	34,565
Flushing Financial Corp.	4,709	64,089
#FNB United Corp.	4,100	7,257
#*Forest City Enterprises, Inc. Class A	7,700	118,965
*Forestar Group, Inc.	100	2,254
*FPIC Insurance Group, Inc.	4,500	122,490
#Fulton Financial Corp.	12,500	131,250
German American Bancorp, Inc.	3,126	49,735
Great Southern Bancorp, Inc.	1,900	46,341
#*Greene Bancshares, Inc.	3,936	49,751
*Guaranty Bancorp	16,200	25,434
*Guaranty Federal Bancshares, Inc.	100	628
*Hallmark Financial Services, Inc.	2,106	24,661
Hampden Bancorp, Inc.	1,000	9,800
#Hampton Roads Bankshares, Inc.	900	2,601
#*Hanmi Financial Corp.	5,000	14,900
Hanover Insurance Group, Inc.	3,500	157,675
#Harleysville Group, Inc.	9,118	291,958
*Harris & Harris Group, Inc.	3,451	16,737
HCC Insurance Holdings, Inc.	7,540	205,013
Heartland Financial USA, Inc.	348	6,650
*Heritage Commerce Corp.	4,300	23,736
HF Financial Corp.	363	4,185
*Hilltop Holdings, Inc.	3,400	39,882
*HMN Financial, Inc.	750	4,830
Home Bancshares, Inc.	64	1,800
Home Federal Bancorp, Inc.	4,500	71,685
HopFed Bancorp, Inc.	657	8,827
Horace Mann Educators Corp.	13,966	240,355
#Huntington Bancshares, Inc.	49,100	332,407
IBERIABANK Corp.	4,305	265,360
Independence Holding Co.	5,757	46,114
#Independent Bank Corp. (453836108)	1,829	47,444
#Independent Bank Corp. (453838104)	7,900	9,085

1023

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Infinity Property & Casualty Corp.	5,993	$276,457
Integra Bank Corp.	2,530	3,137
International Bancshares Corp.	2,000	48,340
#*Intervest Bancshares Corp.	1,700	10,625
*Investors Bancorp, Inc.	2,714	37,752
#Jones Lang LaSalle, Inc.	1,600	126,208
#Lakeland Bancorp, Inc.	8,014	84,147
Legacy Bancorp, Inc.	3,100	29,047
LNB Bancorp, Inc.	2,597	14,258
*Louisiana Bancorp, Inc.	696	10,301
#*Macatawa Bank Corp.	4,400	8,580
MainSource Financial Group, Inc.	6,528	52,812
*Markel Corp.	285	109,109
*Market Leader, Inc.	2,300	5,175
*Marlin Business Services Corp.	4,200	48,342
Marshall & Ilsley Corp.	5,302	48,248
Max Capital Group, Ltd.	1,300	28,990
#MB Financial, Inc.	12,800	313,600
*MBIA, Inc.	13,800	132,204
MBT Financial Corp.	3,300	9,636
*MCG Capital Corp.	3,502	23,218
Meadowbrook Insurance Group, Inc.	20,452	161,571
Medallion Financial Corp.	6,000	48,000
#Mercantile Bank Corp.	1,015	6,060
Mercer Insurance Group, Inc.	2,191	40,205
Mercury General Corp.	400	17,996
*Meridian Interstate Bancorp, Inc.	200	2,304
#*MF Global Holdings, Ltd.	7,100	65,462
#*MGIC Investment Corp.	7,300	76,139
MicroFinancial, Inc.	2,400	9,600
MidSouth Bancorp, Inc.	2,318	37,204
#Montpelier Re Holdings, Ltd.	3,600	59,760
#*Nara Bancorp, Inc.	2,115	19,035
#National Penn Bancshares, Inc.	18,842	137,923
*Navigators Group, Inc.	6,000	240,780
Nelnet, Inc. Class A	13,000	259,480
New Hampshire Thrift Bancshares, Inc.	200	2,186
New Westfield Financial, Inc.	5,100	46,410
NewAlliance Bancshares, Inc.	40,585	528,823
*NewBridge Bancorp	1,900	9,025
*NewStar Financial, Inc.	300	2,298
*North Valley Bancorp	200	530
Northeast Community Bancorp, Inc.	4,700	28,717
Northwest Bancshares, Inc.	331	4,134
NYMAGIC, Inc.	2,949	65,468
#*Ocwen Financial Corp.	18,089	208,928
Old National Bancorp	200	2,682
Old Republic International Corp.	17,000	255,170
Old Second Bancorp, Inc.	300	1,716
OneBeacon Insurance Group, Ltd.	4,100	66,502
#*Pacific Capital Bancorp	7,400	12,876
Pacific Continental Corp.	185	2,144
#*Pacific Mercantile Bancorp	2,964	14,790
*Pacific Premier Bancorp, Inc.	800	3,968
Parkvale Financial Corp.	100	1,007
Patriot National Bancorp	1,800	4,050
*Penson Worldwide, Inc.	894	8,404
Peoples Bancorp, Inc.	3,800	65,892
#*PHH Corp.	17,000	385,730
#*Phoenix Cos., Inc. (The)	24,100	77,843
#*PICO Holdings, Inc.	3,761	133,704

1024

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
#*Pinnacle Financial Partners, Inc.	7,600	$116,128
#*Piper Jaffray Cos., Inc.	3,700	145,632
#Platinum Underwriters Holdings, Ltd.	3,340	124,281
*PMA Capital Corp.	10,451	71,798
#*PMI Group, Inc. (The)	2,300	11,983
#*Preferred Bank	810	1,571
#Presidential Life Corp.	7,200	84,816
*ProAssurance Corp.	10,602	646,192
#Prosperity Bancshares, Inc.	15,000	588,300
Protective Life Corp.	3,700	89,059
Provident Financial Holdings, Inc.	2,100	12,600
#Provident Financial Services, Inc.	21,600	284,688
Provident New York Bancorp	15,000	154,050
QC Holdings, Inc.	800	4,152
Radian Group, Inc.	1,200	17,028
Reinsurance Group of America, Inc.	5,060	261,248
RenaissanceRe Holdings, Ltd.	4,000	223,800
#Renasant Corp.	7,550	124,802
*Republic First Bancorp, Inc.	225	839
Resource America, Inc.	6,400	37,824
Rewards Network, Inc.	2,900	37,758
*Riverview Bancorp, Inc.	4,200	14,910
Rome Bancorp, Inc.	2,500	21,500
*Safeguard Scientifics, Inc.	1,017	13,994
Safety Insurance Group, Inc.	5,500	205,095
Sanders Morris Harris Group, Inc.	8,900	53,133
#Sandy Spring Bancorp, Inc.	3,998	69,765
Seabright Insurance Holdings	7,500	81,600
*Seacoast Banking Corp. of Florida	2,700	5,886
Selective Insurance Group, Inc.	19,400	324,174
*SI Financial Group, Inc.	1,327	8,466
Simmons First National Corp.	156	4,380
*Southern Community Financial Corp.	6,200	17,112
*Southern Connecticut Bancorp, Inc.	100	676
*Southern First Bancshares, Inc.	200	1,650
Southwest Bancorp, Inc.	4,864	71,306
StanCorp Financial Group, Inc.	3,200	143,872
State Auto Financial Corp.	14,000	250,460
State Bancorp, Inc.	100	990
StellarOne Corp.	135	2,013
#Sterling Bancshares, Inc.	2,700	15,876
#Stewart Information Services Corp.	6,200	70,556
*Stratus Properties, Inc.	650	7,248
Student Loan Corp.	400	11,296
*Sun Bancorp, Inc.	8,064	43,546
#*Superior Bancorp	2,625	9,292
#Susquehanna Bancshares, Inc.	26,797	292,087
SWS Group, Inc.	2,700	29,889
#Synovus Financial Corp.	10,400	31,304
#*Taylor Capital Group, Inc.	3,600	49,320
#*Texas Capital Bancshares, Inc.	800	15,920
*Thomas Weisel Partners Group, Inc.	7,106	55,782
#*TIB Financial Corp.	1,870	1,795
*Tidelands Bancshares, Inc.	200	450
#*TierOne Corp.	5,100	2,295
Timberland Bancorp, Inc.	400	1,964
Tower Group, Inc.	532	12,268
Transatlantic Holdings, Inc.	4,570	227,266
*Trenwick Group, Ltd.	1,225	6
Trustmark Corp.	10,300	252,144
Umpqua Holdings Corp.	18,900	282,366

1025

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Unico American Corp.	1,400	$13,300
Union First Market Bankshares Corp.	4,404	73,899
*United America Indemnity, Ltd.	2,953	28,054
*United Community Banks, Inc.	13,693	79,967
United Financial Bancorp, Inc.	4,288	59,946
United Fire & Casualty Co.	9,946	227,465
United Western Bancorp, Inc.	2,600	4,758
Unitrin, Inc.	4,400	128,700
#Validus Holdings, Ltd.	8,764	224,095
*Virginia Commerce Bancorp, Inc.	200	1,426
Washington Federal, Inc.	5,201	106,985
Webster Financial Corp.	18,800	389,536
WesBanco, Inc.	8,568	165,191
West Bancorporation	6,871	55,861
#*Western Alliance Bancorp	4,027	35,035
White Mountains Insurance Group, Ltd.	600	206,160
#Whitney Holding Corp.	14,900	204,130
#Wintrust Financial Corp.	8,700	324,510
WR Berkley Corp.	3,900	105,300
Yadkin Valley Financial Corp.	3,382	15,490
#Zenith National Insurance Corp.	11,900	450,058
#Zions Bancorporation	10,100	290,173
*ZipRealty, Inc.	829	3,648

Total Financials		24,310,472

Health Care — (3.9%)
*Adolor Corp.	3,384	6,599
*Albany Molecular Research, Inc.	11,900	95,200
*Allied Healthcare International, Inc.	16,200	45,522
*Allied Healthcare Products, Inc.	1,700	6,545
*American Dental Partners, Inc.	1,050	13,524
*American Shared Hospital Services	400	1,156
*Amsurg Corp.	1,300	26,936
*AngioDynamics, Inc.	8,491	135,856
Arrhythmia Research Technology, Inc.	291	2,313
*Assisted Living Concepts, Inc.	440	15,444
*Caliper Life Sciences, Inc.	8,097	32,469
*Cambrex Corp.	2,400	10,536
Cantel Medical Corp.	4,649	92,794
*Capital Senior Living Corp.	6,400	33,664
*Cardiac Science Corp.	8,630	13,463
*Celera Corp.	3,200	23,904
*Celldex Therapeutics, Inc.	1,496	12,222
*Community Health Systems, Inc.	3,500	143,010
*Conmed Corp.	9,700	215,728
#Cooper Cos., Inc.	13,500	525,015
*Coventry Health Care, Inc.	11,000	261,140
*Cross Country Healthcare, Inc.	8,528	85,451
*Cutera, Inc.	400	4,624
*Digirad Corp.	3,300	7,293
*Five Star Quality Care, Inc.	600	1,776
*Fresenius Kabi Pharmaceuticals Holding, Inc.	2,818	409
*Gentiva Health Services, Inc.	7,700	220,836
#*Greatbatch, Inc.	5,600	125,104
*Harvard Bioscience, Inc.	5,400	22,572
*HealthSpring, Inc.	2,300	40,480
*HealthTronics, Inc.	11,755	41,730
*IntegraMed America, Inc.	123	1,050
#Invacare Corp.	5,120	135,322
*Inverness Medical Innovations, Inc.	11,601	461,488
*Kendle International, Inc.	732	12,115

1026

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Kindred Healthcare, Inc.	13,800	$246,192
#*King Pharmaceuticals, Inc.	4,000	39,200
*Lannet Co., Inc.	3,595	16,861
*LeMaitre Vascular, Inc.	2,800	13,832
#*LifePoint Hospitals, Inc.	11,700	446,706
*Martek Biosciences Corp.	467	10,288
*MedCath Corp.	6,764	67,234
*Medical Action Industries, Inc.	700	8,309
*MEDTOX Scientific, Inc.	200	2,562
*Misonix, Inc.	2,000	4,480
Omnicare, Inc.	6,000	166,740
*Osteotech, Inc.	5,900	25,075
*Par Pharmaceutical Cos., Inc.	2,500	67,850
*PDI, Inc.	4,100	37,187
*Prospect Medical Holdings, Inc.	2,880	19,411
#*Psychiatric Solutions, Inc.	600	19,302
*Regeneration Technologies, Inc.	1,100	4,213
*Res-Care, Inc.	3,007	35,001
*Skilled Healthcare Group, Inc.	3,000	20,070
#*Spectrum Pharmaceuticals, Inc.	3,900	20,124
*SRI/Surgical Express, Inc.	900	4,536
*Sun Healthcare Group, Inc.	1,035	9,253
*SunLink Health Systems, Inc.	887	2,351
*Symmetry Medical, Inc.	375	4,335
Teleflex, Inc.	1,100	67,452
*Theragenics Corp.	8,500	13,090
*Triple-S Management Corp.	300	5,460
*Universal American Corp.	8,568	131,519
*Viropharma, Inc.	3,000	38,160
*Vital Images, Inc.	2,700	42,606
*WellCare Health Plans, Inc.	1,400	40,082
Young Innovations, Inc.	500	12,585

Total Health Care		4,515,356

Industrials — (11.9%)
*A.T. Cross Co.	1,675	7,889
#*AAR Corp.	3,700	90,206
*ACCO Brands Corp.	2,100	19,173
Aceto Corp.	7,800	52,026
*AGCO Corp.	4,500	157,590
Aircastle, Ltd.	3,700	44,437
#*AirTran Holdings, Inc.	69	364
Alamo Group, Inc.	1,863	43,892
*Alaska Air Group, Inc.	12,200	505,202
Albany International Corp.	800	20,376
#Alexander & Baldwin, Inc.	4,900	174,342
*Allied Defense Group, Inc.	1,400	7,476
*Allied Motion Technologies, Inc.	400	1,612
*Amerco, Inc.	6,865	428,719
#Apogee Enterprises, Inc.	1,100	15,114
Applied Industrial Technologies, Inc.	12,825	394,753
#*Argon ST, Inc.	2,200	57,200
#Arkansas Best Corp.	6,700	204,082
#*Armstrong World Industries, Inc.	3,600	156,780
#*Arotech Corp.	4,100	7,093
*Avalon Holding Corp. Class A	262	836
#Baldor Electric Co.	9,100	349,531
*Baldwin Technology Co., Inc. Class A	3,076	4,552
#Barnes Group, Inc.	2,500	52,000
Barrett Business Services, Inc.	1,700	26,180
*BNS Holding, Inc.	240	2,700

1027

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
#Bowne & Co., Inc.	310	$3,466
#Briggs & Stratton Corp.	15,709	372,932
#CDI Corp.	1,029	17,935
#*Cenveo, Inc.	632	5,416
*Ceradyne, Inc.	2,100	46,620
*Champion Industries, Inc.	1,800	3,204
CompX International, Inc.	200	2,210
*Cornell Cos., Inc.	2,208	60,720
*Covenant Transportation Group, Inc.	3,300	24,420
*CPI Aerostructures, Inc.	1,500	13,425
#*Dollar Thrifty Automotive Group, Inc.	7,785	342,462
Ducommun, Inc.	1,031	23,600
*DXP Enterprises, Inc.	100	1,659
*Dycom Industries, Inc.	3,615	38,391
*Eagle Bulk Shipping, Inc.	4,200	24,318
Eastern Co.	150	2,438
Ecology & Environment, Inc. Class A	210	2,776
#Encore Wire Corp.	2,693	59,812
*EnerSys, Inc.	12,660	327,641
Ennis, Inc.	6,134	113,418
#*EnPro Industries, Inc.	3,807	120,225
*Esterline Technologies Corp.	9,859	549,935
*ExpressJet Holdings, Inc.	88	352
#Federal Signal Corp.	13,200	106,392
*Flanders Corp.	3,367	12,963
*Franklin Covey Co.	3,000	23,640
*Frozen Food Express Industries, Inc.	5,100	22,950
G & K Services, Inc. Class A	8,200	225,418
#GATX Corp.	15,076	492,081
*Gencor Industries, Inc.	600	4,692
*Gibraltar Industries, Inc.	10,700	160,714
*GP Strategies Corp.	2,300	18,561
*Greenbrier Cos., Inc.	4,536	73,846
*Griffon Corp.	17,488	246,581
*H&E Equipment Services, Inc.	7,100	83,851
Hardinge, Inc.	2,569	25,690
*Herley Industries, Inc.	3,700	54,205
*Hudson Highland Group, Inc.	4,187	23,489
*Innotrac Corp.	900	1,458
#*Interline Brands, Inc.	1,900	39,539
International Shipholding Corp.	400	12,136
*Intersections, Inc.	6,500	34,645
*JetBlue Airways Corp.	18,200	101,738
*JPS Industries, Inc.	1,000	4,300
*Kadant, Inc.	4,800	96,048
#*Kansas City Southern	100	4,055
*Kelly Services, Inc. Class A	11,300	181,704
*Key Technology, Inc.	987	13,690
Kimball International, Inc. Class B	7,471	60,067
L.S. Starrett Co. Class A	200	2,310
*Ladish Co., Inc.	200	5,498
*Layne Christensen Co.	500	13,690
*LECG Corp.	3,800	12,768
*Lydall, Inc.	3,900	31,434
*M&F Worldwide Corp.	6,100	187,026
*Marten Transport, Ltd.	7,800	170,430
*Metalico, Inc.	2,000	13,200
*MFRI, Inc.	2,300	15,617
Miller Industries, Inc.	1,900	27,170
#*Mobile Mini, Inc.	9,000	149,580
Mueller Water Products, Inc.	32,100	179,760

1028

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
NACCO Industries, Inc. Class A	2,390	$207,787
*National Patent Development Corp.	1,000	1,360
National Technical Systems, Inc.	3,198	16,821
*NN, Inc.	5,500	39,600
*North American Galvanizing & Coating, Inc.	2,427	18,202
#*Northwest Pipe Co.	2,813	67,850
*On Assignment, Inc.	2,895	20,352
#*Owens Corning	9,500	330,410
*P.A.M. Transportation Services, Inc.	3,545	56,153
*Paragon Technologies, Inc.	781	1,952
*Patrick Industries, Inc.	1,000	3,260
*PGT, Inc.	375	1,162
*Pinnacle Airlines Corp.	400	2,924
Portec Rail Products, Inc.	642	7,588
*PowerSecure International, Inc.	1,728	19,457
Preformed Line Products Co.	600	18,000
Providence & Worcester Railroad Co.	200	2,630
*RCM Technologies, Inc.	4,279	17,587
#Regal-Beloit Corp.	3,106	196,517
*Republic Airways Holdings, Inc.	13,400	83,884
#*Rush Enterprises, Inc. Class A	9,000	145,980
*Rush Enterprises, Inc. Class B	1,650	22,704
Ryder System, Inc.	9,234	429,566
*Saia, Inc.	3,700	61,309
*School Specialty, Inc.	7,294	171,117
#Seaboard Corp.	200	292,002
*SFN Group, Inc.	15,600	133,380
SIFCO Industries, Inc.	161	2,231
SkyWest, Inc.	19,600	293,608
*Sparton Corp.	2,336	13,642
Standex International Corp.	4,109	98,082
#Steelcase, Inc. Class A	5,200	42,692
Superior Uniform Group, Inc.	2,295	23,616
*Supreme Industries, Inc.	1,318	3,822
*SYKES Enterprises, Inc.	652	14,820
*Sypris Solutions, Inc.	6,800	30,532
#TAL International Group, Inc.	900	23,391
*TeamStaff, Inc.	350	361
Technology Research Corp.	2,000	10,620
*Tecumseh Products Co. Class A	4,000	51,120
*Tecumseh Products Co. Class B	100	1,312
*Terex Corp.	3,400	90,168
Timken Co.	5,200	182,936
Titan International, Inc.	1,109	13,763
Todd Shipyards Corp.	600	9,528
*TRC Cos., Inc.	1,501	4,653
Tredegar Industries, Inc.	13,168	224,646
*Trimas Corp.	3,800	38,646
#Trinity Industries, Inc.	5,100	126,939
Triumph Group, Inc.	2,800	217,168
#*Tutor Perini Corp.	3,000	72,810
*United Capital Corp.	700	17,381
#*United Rentals, Inc.	6,600	94,776
Universal Forest Products, Inc.	6,400	269,120
*URS Corp.	2,100	107,835
*USA Truck, Inc.	3,200	58,944
#*USG Corp.	5,900	139,240
Viad Corp.	4,400	102,960
Virco Manufacturing Corp.	4,600	16,560
*Volt Information Sciences, Inc.	7,550	94,677
*Wabash National Corp.	4,809	46,743

1029

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Waste Services, Inc.	2,500	$28,100
#Watts Water Technologies, Inc.	10,100	358,348
*WCA Waste Corp.	3,198	15,862
#Werner Enterprises, Inc.	25,100	562,742
*Willis Lease Finance Corp.	3,200	44,928

Total Industrials		13,833,312

Information Technology — (10.5%)
*ActivIdentity Corp.	9,521	27,897
*Acxiom Corp.	21,208	404,649
*Adaptec, Inc.	44,846	138,574
*Aetrium, Inc.	1,800	6,174
Agilysys, Inc.	10,300	111,755
*Anaren, Inc.	4,100	60,762
*AOL, Inc.	3,800	88,768
#*Arris Group, Inc.	17,900	219,991
*Arrow Electronics, Inc.	11,759	358,649
Astro-Med, Inc.	1,475	11,210
#*ATMI, Inc.	100	1,813
*Aviat Networks, Inc.	6,521	42,386
*Avid Technology, Inc.	10,700	156,220
AVX Corp.	8,184	126,443
*Aware, Inc.	1,426	3,551
*AXT, Inc.	7,406	32,364
Bel Fuse, Inc. Class B	1,283	30,048
*Benchmark Electronics, Inc.	24,928	539,442
Black Box Corp.	6,700	208,973
*Bogen Communications International, Inc.	1,000	1,725
*Brooks Automation, Inc.	21,700	210,924
#*CACI International, Inc.	1,200	56,916
*CalAmp Corp.	3,000	8,550
*Cascade Microtech, Inc.	4,035	19,408
*Checkpoint Systems, Inc.	3,200	72,288
*Ciber, Inc.	18,600	73,842
*Clearfield, Inc.	635	1,587
#*Coherent, Inc.	8,397	315,475
Cohu, Inc.	6,597	106,542
—#*Commerce One LLC	4,310	—
Communications Systems, Inc.	1,500	19,260
*Computer Task Group, Inc.	4,769	44,781
*Convergys Corp.	5,600	70,784
*CSP, Inc.	66	227
CTS Corp.	9,000	94,500
*CyberOptics Corp.	2,700	29,943
*Data I/O Corp.	1,500	6,915
*Datalink Corp.	900	4,050
*Dataram Corp.	3,283	7,814
*DDi Corp.	3,200	27,392
*Digi International, Inc.	9,200	98,532
*Ditech Networks, Inc.	8,154	12,639
*DSP Group, Inc.	9,522	77,795
*Dynamics Research Corp.	2,042	29,201
Earthlink, Inc.	538	4,853
*Easylink Services International Corp.	400	1,020
*EchoStar Corp.	4,400	84,524
*Edgewater Technology, Inc.	4,067	12,852
Electro Rent Corp.	9,085	129,825
*Electro Scientific Industries, Inc.	10,500	144,585
*Electronics for Imaging, Inc.	6,100	78,385
*EMS Technologies, Inc.	3,900	61,971
*Endwave Corp.	3,700	11,211

1030

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Epicor Software Corp.	6,200	$56,916
*ePlus, Inc.	2,500	46,525
*Exar Corp.	11,468	84,749
*Extreme Networks	1,100	3,663
*Fairchild Semiconductor Corp. Class A	6,800	76,296
#*FEI Co.	100	2,250
*Frequency Electronics, Inc.	3,304	18,304
*Gerber Scientific, Inc.	7,000	50,400
*Globecomm Systems, Inc.	1,300	10,127
*GSI Technology, Inc.	4,398	28,455
*GTSI Corp.	3,196	20,454
*Hackett Group, Inc.	511	1,436
#*Harmonic, Inc.	26,000	177,840
*Henry Bros. Electronics, Inc.	546	2,293
—*Here Media, Inc.	340	—
—*Here Media, Inc. Special Shares	340	—
*Hutchinson Technology, Inc.	8,900	54,201
*Hypercom Corp.	14,300	59,345
*I.D. Systems, Inc.	1,100	3,597
*IAC/InterActiveCorp	10,400	233,168
*Ikanos Communications, Inc.	10,776	30,496
*Imation Corp.	12,300	133,332
*infoGROUP, Inc.	5,000	40,050
*InfoSpace, Inc.	13,100	137,157
*Ingram Micro, Inc.	24,100	437,656
*Insight Enterprises, Inc.	14,864	223,406
*InsWeb Corp.	333	1,678
*Integrated Device Technology, Inc.	30,500	201,605
*Integrated Silicon Solution, Inc.	8,260	101,846
*International Rectifier Corp.	6,800	156,536
#*Internet Brands, Inc.	4,400	45,540
*Internet Capital Group, Inc.	10,500	103,845
*IntriCon Corp.	700	2,520
*iPass, Inc.	16,800	24,192
*IXYS Corp.	8,700	78,561
Jabil Circuit, Inc.	5,672	86,895
*KEY Tronic Corp.	3,598	22,847
Keynote Systems, Inc.	4,100	45,018
*Kopin Corp.	6,760	28,460
#*L-1 Identity Solutions, Inc.	28,177	244,295
*Lattice Semiconductor Corp.	39,700	209,219
#*Lawson Software, Inc.	900	6,984
*LookSmart, Ltd.	3,384	4,670
#*Loral Space & Communications, Inc.	2,832	121,946
Marchex, Inc.	300	1,578
*Mentor Graphics Corp.	16,100	144,739
*Mercury Computer Systems, Inc.	4,959	63,773
#Methode Electronics, Inc.	7,900	87,690
#*MKS Instruments, Inc.	13,980	317,066
*ModusLink Global Solutions, Inc.	14,867	132,762
*Newport Corp.	11,200	132,496
*Nu Horizons Electronics Corp.	6,600	23,760
O.I. Corp.	400	3,636
*OmniVision Technologies, Inc.	3,500	61,460
*Opnext, Inc.	1,000	2,350
*Optical Cable Corp.	1,600	5,232
*Orbcomm, Inc.	9,700	21,437
*OSI Systems, Inc.	3,268	85,099
*PAR Technology Corp.	5,200	36,452
*PC Connection, Inc.	8,100	55,728
*PC-Tel, Inc.	6,338	41,260

1031

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Perceptron, Inc.	73	$344
*Performance Technologies, Inc.	3,750	10,500
*Pericom Semiconductor Corp.	2,192	25,603
*Pervasive Software, Inc.	6,100	30,378
*Photronics, Inc.	10,900	59,405
*PLATO Learning, Inc.	2,031	11,475
—*Price Communications Liquidation Trust	16,900	2,308
Qualstar Corp.	4,358	8,498
*RadiSys Corp.	5,200	50,908
*RealNetworks, Inc.	43,764	181,621
Richardson Electronics, Ltd.	4,600	52,854
#*Rofin-Sinar Technologies, Inc.	900	23,904
*Rudolph Technologies, Inc.	8,900	84,817
*SCM Microsystems, Inc.	5,300	8,215
*SeaChange International, Inc.	9,300	77,469
Servidyne, Inc.	1,260	4,246
#*Silicon Graphics International Corp.	8,300	82,087
*Silicon Image, Inc.	1,500	5,580
#*Smart Modular Technologies (WWH), Inc.	800	5,616
*SonicWALL, Inc.	8,357	84,656
*Spectrum Control, Inc.	3,500	48,650
*SRA International, Inc.	200	4,616
*Standard Microsystems Corp.	1,900	48,792
*StarTek, Inc.	5,200	35,256
*Support.com, Inc.	8,450	36,842
Sycamore Networks, Inc.	10,050	198,890
*Symmetricom, Inc.	14,313	94,895
*Symyx Technologies, Inc.	1,500	8,175
#*SYNNEX Corp.	11,400	312,588
*Tech Data Corp.	13,700	587,730
*TechTarget, Inc.	600	2,910
*TechTeam Global, Inc.	3,500	21,560
*Telular Corp.	4,000	12,240
Tessco Technologies, Inc.	600	15,264
TheStreet.com, Inc.	4,800	18,288
#*THQ, Inc.	200	1,520
*Tier Technologies, Inc.	5,321	44,537
*Tollgrade Communications, Inc.	4,700	29,892
*Track Data Corp.	575	2,070
#*TTM Technologies, Inc.	6,700	72,762
Ulticom, Inc.	3,475	34,142
United Online, Inc.	18,618	148,385
#*UTStarcom, Inc.	41,002	116,856
*Viasystems Group, Inc.	131	2,816
*Vicon Industries, Inc.	1,400	6,734
*Virage Logic Corp.	3,567	33,102
*Virtusa Corp.	3,900	40,131
#*Vishay Intertechnology, Inc.	9,100	94,731
*Web.com Group, Inc.	4,414	21,320
*WPCS International, Inc.	1,947	6,211
*Zoran Corp.	17,231	167,658
*Zygo Corp.	125	1,181

Total Information Technology		12,206,504

Materials — (3.7%)
A. Schulman, Inc.	7,812	203,190
#*A.M. Castle & Co.	1,800	24,696
*American Pacific Corp.	700	4,270
Ashland, Inc.	4,800	285,888
*Boise, Inc.	500	3,445
*Buckeye Technologies, Inc.	14,923	210,713

1032

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Materials — (Continued)
*Bway Holding Co.	200	$3,956
Cabot Corp.	5,400	175,716
#Carpenter Technology Corp.	500	19,635
#*Coeur d’Alene Mines Corp.	5,200	93,184
Commercial Metals Co.	5,500	81,840
*Core Molding Technologies, Inc.	1,192	6,318
Cytec Industries, Inc.	3,100	148,986
*Domtar Corp.	2,800	198,352
*Ferro Corp.	2,284	24,941
Friedman Industries, Inc.	2,536	15,013
*Graphic Packaging Holding Co.	55,500	204,795
*Headwaters, Inc.	14,800	88,800
Huntsman Corp.	3,000	34,230
Innophos Holdings, Inc.	400	11,396
Kaiser Aluminum Corp.	1,400	56,266
#*Louisiana-Pacific Corp.	25,700	302,232
*Mercer International, Inc.	2,352	12,960
Minerals Technologies, Inc.	1,400	80,780
*Mod-Pac Corp.	962	5,512
Myers Industries, Inc.	500	5,430
Neenah Paper, Inc.	5,000	87,500
NL Industries, Inc.	15,300	129,897
*OM Group, Inc.	3,600	135,900
P.H. Glatfelter Co.	11,400	167,466
*Penford Corp.	900	8,325
*PolyOne Corp.	14,486	163,837
Quaker Chemical Corp.	247	7,773
*Ready Mix, Inc.	923	2,104
Reliance Steel & Aluminum Co.	4,400	214,764
*Rock of Ages Corp.	500	1,750
#*RTI International Metals, Inc.	1,700	45,985
*Spartech Corp.	10,300	146,672
#*Stillwater Mining Co.	7,759	131,127
Temple-Inland, Inc.	3,200	74,624
#Texas Industries, Inc.	2,200	83,248
#*U.S. Gold Corp.	18,900	64,449
*Wausau Paper Corp.	1,955	17,302
#Westlake Chemical Corp.	13,400	376,272
#Worthington Industries, Inc.	12,590	201,061

Total Materials		4,362,600

Other — (0.0%)
—*Big 4 Ranch, Inc.	300	—
—*ePresence, Inc. Escrow Shares	2,300	—
—*MAIR Holdings, Inc. Escrow Shares	4,800	—
—*Petrocorp, Inc. Escrow Shares	1,700	102
—*Tripos Escrow Shares	100	9

Total Other		111

Telecommunication Services — (0.4%)
*Arbinet Corp.	7,998	16,156
*General Communications, Inc. Class A	5,000	30,750
*IDT Corp.	1,600	12,464
*MetroPCS Communications, Inc.	618	4,715
*SureWest Communications	4,700	40,420
#Telephone & Data Systems, Inc.	3,800	131,708
Telephone & Data Systems, Inc. Special Shares	3,778	114,398
*United States Cellular Corp.	3,617	152,203
*Xeta Corp.	3,600	13,212

Total Telecommunication Services		516,026

1033

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Utilities — (0.2%)
*Mirant Corp.	8,900	$103,774
*RRI Energy, Inc.	25,000	101,750
Unitil Corp.	452	9,980

Total Utilities		215,504

TOTAL COMMON STOCKS		84,499,575

RIGHTS/WARRANTS — (0.0%)
—*Bank of Florida Corp. Rights 05/21/10	13,779	2,894
*Federal-Mogul Corp. Warrants 12/27/14	378	208
—*Lantronix, Inc. Warrants	11	—

TOTAL RIGHTS/WARRANTS		3,102

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $410,000 FHLMC 5.00%, 10/15/24, valued at $440,238) to be repurchased at $429,007	$429	429,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (27.2%)
§@DFA Short Term Investment Fund	30,045,656	30,045,656
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $1,078,073 FHLMC 5.997%(r), 12/01/36 & U.S. Treasury Note 2.625%, 05/31/10, valued at $1,011,134) to be repurchased at $990,331	$990	990,316
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $1,325,000 FNMA 5.000%, 05/01/34, valued at $664,197) to be repurchased at $642,949	643	642,938

TOTAL SECURITIES LENDING COLLATERAL		31,678,910

TOTAL INVESTMENTS — (100.0%) (Cost $122,264,659)		$116,610,587

1034

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (78.2%)
Consumer Discretionary — (15.0%)
#*AutoNation, Inc.	6,530	$131,906
Carnival Corp.	38,639	1,611,246
CBS Corp.	1,014	16,447
#CBS Corp. Class B	46,943	760,946
#*Clear Channel Outdoor Holdings, Inc.	1,200	13,896
Comcast Corp. Class A	143,921	2,841,001
Comcast Corp. Special Class A	50,148	945,290
#*Discovery Communications, Inc. (25470F104)	7,734	299,306
*Discovery Communications, Inc. (25470F302)	7,875	262,789
DR Horton, Inc.	1,418	20,830
Foot Locker, Inc.	1,399	21,475
#Fortune Brands, Inc.	9,204	482,474
#J.C. Penney Co., Inc.	14,000	408,380
Lennar Corp. Class A	8,690	172,931
*Liberty Media Corp. Interactive Class A	42,599	654,747
*Liberty Media-Starz Corp. Series A	3,736	206,937
#Macy’s, Inc.	31,132	722,262
*MGM Mirage	22,800	362,292
#*Mohawk Industries, Inc.	5,250	334,635
News Corp. Class A	108,899	1,679,223
News Corp. Class B	33,925	603,526
*Pulte Group, Inc.	7,040	92,154
#*Royal Caribbean Cruises, Ltd.	11,590	415,386
#*Sears Holdings Corp.	7,700	931,315
Time Warner Cable, Inc.	26,584	1,495,350
Time Warner, Inc.	79,733	2,637,568
*Toll Brothers, Inc.	11,007	248,428
Walt Disney Co. (The)	68,551	2,525,419
Washington Post Co.	400	202,864
Wendy’s/Arby’s Group, Inc.	11,000	58,410
#Whirlpool Corp.	130	14,153
#Wyndham Worldwide Corp.	7,112	190,673

Total Consumer Discretionary		21,364,259

Consumer Staples — (5.8%)
Archer-Daniels-Midland Co.	34,435	962,114
#Bunge, Ltd.	4,300	227,685
*Central European Distribution Corp.	343	11,885
*Constellation Brands, Inc. Class A	11,326	206,926
Corn Products International, Inc.	5,700	205,200
CVS Caremark Corp.	77,662	2,868,058
Del Monte Foods Co.	388	5,797
J.M. Smucker Co.	7,250	442,757
Kraft Foods, Inc.	54,197	1,604,231
Molson Coors Brewing Co.	11,200	496,832
*Ralcorp Holdings, Inc.	800	53,240
Safeway, Inc.	17,573	414,723
*Smithfield Foods, Inc.	2,800	52,472
#SUPERVALU, Inc.	16,003	238,445
Tyson Foods, Inc. Class A	22,881	448,239

Total Consumer Staples		8,238,604

Energy — (11.3%)
Anadarko Petroleum Corp.	33,764	2,098,770
*Baker Hughes, Inc.	3,203	159,371
Chesapeake Energy Corp.	41,410	985,558
Chevron Corp.	6,372	518,936
Cimarex Energy Co.	5,000	340,400

1035

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Energy — (Continued)
ConocoPhillips	75,696	$4,480,446
Helmerich & Payne, Inc.	6,903	280,400
Hess Corp.	15,249	969,074
Marathon Oil Corp.	43,471	1,397,593
Murphy Oil Corp.	1,600	96,240
#*Nabors Industries, Ltd.	16,154	348,442
National-Oilwell, Inc.	24,658	1,085,692
Noble Energy, Inc.	6,650	508,060
#Patterson-UTI Energy, Inc.	6,262	95,746
#Pioneer Natural Resources Co.	7,212	462,506
*Plains Exploration & Production Co.	7,479	219,209
*Pride International, Inc.	8,178	248,039
*Rowan Cos., Inc.	6,770	201,746
Smith International, Inc.	9,534	455,344
Sunoco, Inc.	4,827	158,229
Tesoro Petroleum Corp.	3,600	47,340
Tidewater, Inc.	3,900	209,079
Valero Energy Corp.	31,709	659,230
*Whiting Petroleum Corp.	2,073	187,254

Total Energy		16,212,704

Financials — (18.7%)
#*Allegheny Corp.	707	210,092
Allied World Assurance Co. Holdings, Ltd.	2,311	100,690
Allstate Corp. (The)	35,178	1,149,265
American Financial Group, Inc.	8,800	258,984
#American National Insurance Co.	2,002	220,540
*Arch Capital Group, Ltd.	1,188	89,789
Aspen Insurance Holdings, Ltd.	2,331	62,890
Assurant, Inc.	3,844	140,037
Axis Capital Holdings, Ltd.	7,792	242,877
Bank of America Corp.	245,131	4,370,686
Capital One Financial Corp.	29,693	1,288,973
Chubb Corp.	3,198	169,078
Cincinnati Financial Corp.	12,283	348,837
*CIT Group, Inc.	300	12,180
*Citigroup, Inc.	378,064	1,652,140
#CME Group, Inc.	3,573	1,173,409
#*CNA Financial Corp.	19,206	540,073
Everest Re Group, Ltd.	2,133	163,494
Fidelity National Financial, Inc.	15,720	238,630
Fifth Third Bancorp	26,620	396,904
*Genworth Financial, Inc.	30,783	508,535
Hanover Insurance Group, Inc.	3,901	175,740
Hartford Financial Services Group, Inc.	24,865	710,393
#HCC Insurance Holdings, Inc.	1,300	35,347
KeyCorp	37,873	341,614
Legg Mason, Inc.	6,800	215,492
Lincoln National Corp.	20,300	620,977
Loews Corp.	32,846	1,223,185
Marshall & Ilsley Corp.	1,642	14,942
MetLife, Inc.	56,763	2,587,258
*NASDAQ OMX Group, Inc. (The)	4,873	102,333
NYSE Euronext, Inc.	13,110	427,779
Old Republic International Corp.	17,759	266,563
PartnerRe, Ltd.	500	38,790
Prudential Financial, Inc.	22,893	1,455,079
#Regions Financial Corp.	55,879	493,970
Reinsurance Group of America, Inc.	5,509	284,430
#SunTrust Banks, Inc.	28,262	836,555
Transatlantic Holdings, Inc.	4,100	203,893

1036

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Financials — (Continued)
Travelers Cos., Inc. (The)	41,188	$2,089,879
Unum Group	25,019	612,215
Validus Holdings, Ltd.	6,185	158,150
#Wesco Financial Corp.	399	151,241
White Mountains Insurance Group, Ltd.	433	148,779
*XL Capital, Ltd.	1,941	34,550
Zions Bancorporation	5,339	153,389

Total Financials		26,720,646

Health Care — (4.9%)
Aetna, Inc.	22,982	679,118
*Boston Scientific Corp.	59,290	407,915
*CareFusion Corp.	3,063	84,478
*Community Health Systems, Inc.	5,173	211,369
*Coventry Health Care, Inc.	4,949	117,489
*Health Net, Inc.	1,883	41,464
*Hologic, Inc.	10,272	183,561
*Humana, Inc.	6,627	302,986
*Inverness Medical Innovations, Inc.	3,091	122,960
#*King Pharmaceuticals, Inc.	16,000	156,800
*Merck & Co., Inc.	323	11,318
Omnicare, Inc.	7,100	197,309
PerkinElmer, Inc.	7,200	180,360
*Pfizer, Inc.	6,285	105,085
Teleflex, Inc.	600	36,792
*Thermo Fisher Scientific, Inc.	21,136	1,168,398
*UnitedHealth Group, Inc.	34,793	1,054,576
*Watson Pharmaceuticals, Inc.	1,182	50,613
*WellPoint, Inc.	34,119	1,835,602

Total Health Care		6,948,193

Industrials — (11.3%)
#*AGCO Corp.	2,027	70,986
*Cintas Corp.	1,200	32,700
*Covanta Holding Corp.	1,101	19,245
CSX Corp.	29,860	1,673,653
Eaton Corp.	5,100	393,516
FedEx Corp.	7,541	678,765
General Electric Co.	249,661	4,708,606
*Hertz Global Holdings, Inc.	13,326	192,694
#Ingersoll-Rand P.L.C.	8,604	318,176
#*Kansas City Southern	2,266	91,886
L-3 Communications Holdings, Inc.	456	42,668
Norfolk Southern Corp.	27,700	1,643,441
Northrop Grumman Corp.	23,289	1,579,693
*Owens Corning	439	15,268
Pentair, Inc.	5,692	205,823
Republic Services, Inc.	7,829	242,934
Ryder System, Inc.	4,000	186,080
Southwest Airlines Co.	55,860	736,235
#SPX Corp.	651	45,492
*Terex Corp.	950	25,194
Timken Co.	600	21,108
Tyco International, Ltd.	8,500	329,715
Union Pacific Corp.	35,126	2,657,633
*URS Corp.	4,930	253,155

Total Industrials		16,164,666

Information Technology — (3.0%)
Activision Blizzard, Inc.	27,182	301,177

1037

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*AOL, Inc.	7,248	$169,313
*Arrow Electronics, Inc.	7,500	228,750
*Avnet, Inc.	10,700	342,079
AVX Corp.	3,900	60,255
*Computer Sciences Corp.	11,483	601,594
Fidelity National Information Services, Inc.	544	14,302
*IAC/InterActiveCorp	10,123	226,958
*Ingram Micro, Inc.	12,277	222,950
*MEMC Electronic Materials, Inc.	406	5,266
#*Micron Technology, Inc.	52,000	486,200
*Sandisk Corp.	8,200	327,098
*Tech Data Corp.	1	43
Tellabs, Inc.	11,019	100,052
Tyco Electronics, Ltd.	21,020	675,162
#Xerox Corp.	56,151	612,046

Total Information Technology		4,373,245

Materials — (3.6%)
Alcoa, Inc.	73,106	982,545
Ashland, Inc.	2,871	170,997
*Domtar Corp.	745	52,776
Dow Chemical Co. (The)	37,159	1,145,612
Huntsman Corp.	4,495	51,288
International Paper Co.	32,363	865,387
#MeadWestavco Corp.	12,941	351,607
Reliance Steel & Aluminum Co.	4,000	195,240
Sealed Air Corp.	1,500	32,250
#Steel Dynamics, Inc.	6,212	97,590
#United States Steel Corp.	5,693	311,179
#Vulcan Materials Co.	1,222	69,996
#Weyerhaeuser Co.	16,032	793,905

Total Materials		5,120,372

Telecommunication Services — (4.0%)
AT&T, Inc.	147,982	3,856,411
CenturyTel, Inc.	8,643	294,813
#*Sprint Nextel Corp.	140,229	595,973
#Telephone & Data Systems, Inc.	4,000	138,640
Telephone & Data Systems, Inc. Special Shares	3,296	99,803
*United States Cellular Corp.	3,700	155,696
Verizon Communications, Inc.	19,614	566,648

Total Telecommunication Services		5,707,984

Utilities — (0.6%)
*AES Corp.	7,112	82,072
*Calpine Corp.	14,380	195,999
*NRG Energy, Inc.	3,538	85,513
Public Service Enterprise Group, Inc.	10,844	348,418
Questar Corp.	2,711	129,993

Total Utilities		841,995

TOTAL COMMON STOCKS		111,692,668

1038

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (21.8%)
§@DFA Short Term Investment Fund	29,410,556	$29,410,556
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $1,809,342 FHLMC 5.997%(r), 12/01/36, valued at $1,023,826) to be repurchased at $994,020	$994	994,005
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $1,335,000 FNMA 5.000%, 01/25/40, valued at $669,210) to be repurchased at $647,529	648	647,518

TOTAL SECURITIES LENDING COLLATERAL		31,052,079

TOTAL INVESTMENTS — (100.0%) (Cost $132,868,934)		$142,744,747

1039

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (83.1%)
AUSTRALIA — (4.9%)
Alumina, Ltd.	14,269	$20,151
Amcor, Ltd.	37,991	229,913
Australia & New Zealand Banking Group, Ltd.	34,405	762,046
Bendigo Bank, Ltd.	5,788	52,340
*BlueScope Steel, Ltd.	26,400	63,344
Boral, Ltd.	17,774	96,087
#Caltex Australia, Ltd.	5,940	63,395
#Crown, Ltd.	18,116	136,593
CSR, Ltd.	31,163	49,667
Downer EDI, Ltd.	5,361	34,275
#Fairfax Media, Ltd.	24,201	38,194
Goodman Fielder, Ltd.	25,914	34,784
Incitec Pivot, Ltd.	50,181	148,363
Insurance Australia Group, Ltd.	23,604	83,000
Lend Lease Group NL	7,936	62,464
#Macquarie Group, Ltd.	5,858	267,125
Mirvac Group	33,931	43,541
National Australia Bank, Ltd.	36,687	937,312
#Nufarm, Ltd.	2,782	19,531
OneSteel, Ltd.	18,909	60,815
Origin Energy, Ltd.	16,409	246,788
*OZ Minerals, Ltd.	58,808	61,900
Primary Health Care, Ltd.	4,000	14,979
*Qantas Airways, Ltd.	32,996	85,436
Santos, Ltd.	760	9,642
Suncorp-Metway, Ltd.	18,665	154,253
TABCORP Holdings, Ltd.	13,144	83,017
Tatts Group, Ltd.	20,153	45,987
Wesfarmers, Ltd.	24,502	656,833

TOTAL AUSTRALIA		4,561,775

AUSTRIA — (0.2%)
#Erste Group Bank AG	4,122	183,011
Raiffeisen International Bank Holding AG	427	20,791
Vienna Insurance Group AG	433	21,164

TOTAL AUSTRIA		224,966

BELGIUM — (0.7%)
Delhaize Group SA	2,828	233,866
*KBC Groep NV	1,215	54,361
Solvay SA	1,224	116,887
#UCB SA	5,259	203,717

TOTAL BELGIUM		608,831

CANADA — (8.1%)
Astral Media, Inc. Class A	700	24,326
#Bank of Montreal	12,789	794,308
BCE, Inc.	6,688	200,943
Canadian Pacific Railway, Ltd.	5,200	306,533
#Canadian Tire Corp. Class A	2,400	132,120
Empire Co., Ltd. Class A	1,200	62,587
EnCana Corp.	8,556	283,010
Ensign Energy Services, Inc.	2,200	29,736
Fairfax Financial Holdings, Ltd.	300	113,703
George Weston, Ltd.	1,600	114,841
*Gerdau Ameristeel Corp.	4,200	31,630
#Goldcorp, Inc.	6,090	263,252
Industrial Alliance Insurance & Financial Services, Inc.	2,800	96,586

1040

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Intact Financial Corp.	500	$21,658
Loblaw Cos., Ltd.	1,700	62,491
*Magna International, Inc. Class A	3,315	217,998
Manulife Financial Corp.	23,250	419,315
Methanex Corp.	2,400	55,830
Nexen, Inc.	6,010	146,138
Onex Corp.	1,700	49,253
Sun Life Financial, Inc.	17,008	500,127
Talisman Energy, Inc.	27,860	474,207
*Teck Resources, Ltd. Class B	15,600	613,066
#Thomson Reuters Corp.	17,778	640,554
#Toronto Dominion Bank	11,700	869,610
#TransAlta Corp.	2,000	41,150
TransCanada Corp.	17,093	603,084
*Viterra, Inc.	6,700	56,724
Yamana Gold, Inc.	22,800	248,919

TOTAL CANADA		7,473,699

DENMARK — (1.3%)
#A.P. Moller - Maersk A.S.	42	352,641
#Carlsberg A.S. Series B	3,461	279,718
Danisco A.S.	1,570	113,375
*Danske Bank A.S.	12,100	315,904
*Jyske Bank A.S.	3,101	125,249

TOTAL DENMARK		1,186,887

FINLAND — (1.0%)
Fortum Oyj	2,326	60,102
#Kesko Oyj	1,700	65,902
Metso Corp. Oyj	1,190	45,905
#Neste Oil Oyj	3,573	57,841
Outokumpu Oyj	1,429	30,053
Sampo Oyj	4,816	118,377
Stora Enso Oyj Series R	25,642	214,083
UPM-Kymmene Oyj	23,374	335,437

TOTAL FINLAND		927,700

FRANCE — (7.2%)
#*Air France-KLM SA	6,767	106,465
#AXA SA	36,997	735,220
BNP Paribas SA	10,984	754,450
Capgemini SA	1,927	97,061
#Casino Guichard Perrachon SA	1,204	106,281
#*Cie Generale de Geophysique-Veritas SA Sponsored ADR	1,200	36,072
Ciments Francais SA	500	50,505
CNP Assurances SA	1,276	107,410
Compagnie de Saint-Gobain SA	11,464	565,926
Compagnie Generale des Establissements Michelin SA Series B	2,374	171,983
Credit Agricole SA	14,584	208,479
European Aeronautic Defence & Space Co. SA	9,210	171,057
#GDF Suez SA	10,093	358,942
*Groupe Eurotunnel SA	3,325	30,363
Lafarge SA	5,700	413,263
#Lagardere SCA	4,151	167,422
*Natixis SA	6,017	30,771
#*Peugeot SA	4,558	134,618
PPR SA	2,535	340,703
#*Renault SA	6,671	309,068
*Rexel SA	2,105	35,703
Safran SA	3,754	95,381

1041

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#SCOR SE	1,207	$28,472
Societe Generale Paris SA	8,832	471,623
STMicroelectronics NV	24,289	224,909
Vivendi SA	32,987	865,330

TOTAL FRANCE		6,617,477

GERMANY — (6.7%)
#Allianz SE	1,747	199,776
Allianz SE Sponsored ADR	70,836	803,280
Bayerische Motoren Werke AG	12,520	619,202
#*Commerzbank AG	10,095	79,258
Daimler AG (5529027)	17,468	893,929
Daimler AG (D1668R123)	11,900	606,186
Deutsche Bank AG	10,577	738,251
Deutsche Lufthansa AG	6,846	113,845
#*Deutsche Postbank AG	1,194	40,705
Deutsche Telekom AG Sponsored ADR	73,200	877,668
Fraport AG	901	46,717
#Heidelberger Zement AG	2,684	165,611
#Munchener Rueckversicherungs-Gesellschaft AG	3,975	560,212
Porsche Automobil Holding SE	2,748	159,021
*Salzgitter AG	785	63,603
ThyssenKrupp AG	6,258	203,493

TOTAL GERMANY		6,170,757

GREECE — (0.1%)
*Alpha Bank A.E.	1,430	11,582
*EFG Eurobank Ergasias S.A.	1,230	9,888
Hellenic Petroleum S.A.	5,111	55,060

TOTAL GREECE		76,530

HONG KONG — (1.8%)
Cheung Kong Holdings, Ltd.	17,000	209,533
Great Eagle Holdings, Ltd.	8,452	23,652
Hang Lung Group, Ltd.	9,000	43,967
Henderson Land Development Co., Ltd.	20,000	125,425
Hong Kong & Shanghai Hotels, Ltd.	19,052	30,029
Hutchison Whampoa, Ltd.	74,000	507,870
Hysan Development Co., Ltd.	20,785	60,850
New World Development Co., Ltd.	147,644	261,878
Shangri-La Asia, Ltd.	20,000	38,697
Wharf Holdings, Ltd.	32,014	173,548
Wheelock & Co., Ltd.	55,000	169,471

TOTAL HONG KONG		1,644,920

IRELAND — (0.5%)
#CRH P.L.C. Sponsored ADR	16,003	457,526

ITALY — (2.0%)
Banca Monte Dei Paschi di Siena SpA	23,367	32,353
Banca Popolare di Milano Scarl	7,333	41,242
*Banco Popolare Scarl	3,698	23,677
#Fondiaria - SAI SpA	2,059	28,522
*Intesa Sanpaolo SpA	169,745	559,466
Italcementi SpA	1,768	20,105
*Pirelli & Co. SpA	53,332	30,686
Telecom Italia SpA	170,034	237,725
Telecom Italia SpA Sponsored ADR	24,800	343,480
*UniCredit SpA	151,004	395,737
#Unione di Banche Italiane ScpA	10,306	127,628

1042

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#*Unipol Gruppo Finanziario SpA	28,275	$29,611

TOTAL ITALY		1,870,232

JAPAN — (15.3%)
77 Bank, Ltd. (The)	9,000	51,142
#AEON Co., Ltd.	16,700	191,210
Aisin Seiki Co., Ltd.	5,100	154,984
Ajinomoto Co., Inc.	19,000	178,454
Alfresa Holdings Corp.	600	30,109
Amada Co., Ltd.	8,000	65,681
Asahi Kasei Corp.	30,000	168,648
Bank of Iwate, Ltd. (The)	300	16,436
Bank of Kyoto, Ltd. (The)	6,000	52,719
Bank of Yokohama, Ltd. (The)	7,000	36,396
Bridgestone Corp.	9,400	156,661
Canon Marketing Japan, Inc.	2,000	31,265
Chiba Bank, Ltd. (The)	10,000	63,330
Chugoku Bank, Ltd. (The)	3,400	43,587
Citizen Holdings Co., Ltd.	3,000	20,836
Coca-Cola West Co., Ltd.	1,000	17,693
Comsys Holdings Corp.	2,400	22,493
#Cosmo Oil Co., Ltd.	10,000	26,956
Credit Saison Co., Ltd.	3,300	48,263
Dai Nippon Printing Co., Ltd.	18,000	249,368
Daicel Chemical Industries, Ltd.	10,000	64,107
Dainippon Sumitomo Pharma Co., Ltd.	1,100	9,109
Daishi Bank, Ltd. (The)	5,000	16,881
Daiwa House Industry Co., Ltd.	11,000	118,357
Daiwa Securities Group, Inc.	9,000	46,551
*Fuji Electric Holdings Co., Ltd.	6,000	18,023
*Fuji Heavy Industries, Ltd.	19,000	106,338
Fuji Television Network, Inc.	18	28,899
FUJIFILM Holdings Corp.	16,600	568,907
Fujikura, Ltd.	11,000	58,759
Fukuoka Financial Group, Inc.	25,000	108,469
#Glory, Ltd.	1,200	30,545
Gunma Bank, Ltd. (The)	12,000	64,733
Hachijuni Bank, Ltd. (The)	9,000	50,485
Hakuhodo Dy Holdings, Inc.	470	26,700
Higo Bank, Ltd. (The)	3,000	16,302
Hitachi Capital Corp.	1,600	24,158
Hitachi High-Technologies Corp.	1,500	32,705
Hitachi Transport System, Ltd.	2,000	28,930
*Hitachi, Ltd.	44,000	193,385
*Hitachi, Ltd. Sponsored ADR	7,660	336,044
Hokkoku Bank, Ltd. (The)	5,000	17,745
*Hokuhoku Financial Group, Inc.	14,000	27,837
#House Foods Corp.	1,600	23,084
Hyakugo Bank, Ltd. (The)	4,000	17,992
Hyakujishi Bank, Ltd. (The)	3,000	12,264
Idemitsu Kosan Co., Ltd.	800	66,268
*Inpex Corp.	17	119,631
Isetan Mitsukoshi Holdings, Ltd.	8,100	93,545
*Isuzu Motors, Ltd.	17,000	54,088
Iyo Bank, Ltd. (The)	3,000	27,924
J Front Retailing Co., Ltd.	12,000	69,887
Joyo Bank, Ltd. (The)	14,000	58,238
JS Group Corp.	4,848	95,079
JTEKT Corp.	7,000	80,434
Juroku Bank, Ltd.	5,000	18,881
*JX Holdings, Inc.	65,827	367,204

1043

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kagoshima Bank, Ltd. (The)	5,000	$32,900
#Kajima Corp.	10,000	25,409
Kamigumi Co., Ltd.	4,000	33,040
Kandenko Co., Ltd.	3,000	19,576
Kaneka Corp.	8,000	50,487
*Kawasaki Kisen Kaisha, Ltd.	26,000	110,500
Kinden Corp.	2,000	17,748
Kokuyo Co., Ltd.	2,000	18,664
Kyocera Corp.	3,700	371,504
*Kyowa Hakko Kirin Co., Ltd.	6,000	62,956
Mabuchi Motor Co., Ltd.	400	22,047
Marui Group Co., Ltd.	6,000	47,432
#Maruichi Steel Tube, Ltd.	1,300	24,980
Mazda Motor Corp.	34,000	100,404
Medipal Holdings Corp.	4,200	52,364
#Meiji Holdings Co., Ltd.	1,302	47,003
Mitsubishi Chemical Holdings Corp.	32,500	173,457
Mitsubishi Gas Chemical Co., Inc.	13,000	78,390
Mitsubishi Heavy Industries, Ltd.	112,000	451,145
Mitsubishi Logistics Corp.	3,000	39,224
#*Mitsubishi Materials Corp.	35,000	104,907
#Mitsubishi Tanabe Pharma Corp.	8,000	105,847
Mitsubishi UFJ Financial Group, Inc.	34,300	178,738
Mitsui Chemicals, Inc.	14,000	45,986
Mitsui O.S.K. Lines, Ltd.	13,000	97,190
Mitsumi Electric Co., Ltd.	1,900	41,344
Mizuho Securities Co., Ltd.	13,000	36,007
MS&AD Insurance Group Holdings, Inc.	9,950	285,988
Nagase & Co., Ltd.	2,000	23,857
#Namco Bandai Holdings, Inc.	6,100	60,868
#Nanto Bank, Ltd. (The)	3,000	16,009
NEC Corp.	58,000	190,965
Nippon Express Co., Ltd.	27,000	127,205
Nippon Meat Packers, Inc.	5,000	63,162
Nippon Paper Group, Inc.	2,000	56,169
Nippon Sheet Glass Co., Ltd.	16,000	52,557
Nippon Shokubai Co., Ltd.	3,000	27,118
Nippon Television Network Corp.	190	28,396
Nippon Yusen K.K.	25,000	102,780
Nishi-Nippon Bank, Ltd.	18,000	51,802
*Nissan Motor Co., Ltd.	55,200	480,304
Nisshin Seifun Group, Inc.	500	6,146
Nisshin Steel Co., Ltd.	23,000	48,636
#Nisshinbo Holdings, Inc.	3,000	31,865
*NKSJ Holdings, Inc.	8,000	58,083
NOK Corp.	2,200	37,396
NTN Corp.	7,000	30,740
Obayashi Corp.	16,000	71,491
Ogaki Kyoritsu Bank, Ltd. (The)	4,000	13,096
Oji Paper Co., Ltd.	27,000	127,196
Ono Pharmaceutical Co., Ltd.	200	8,274
#Onward Holdings Co., Ltd.	2,000	16,544
Ricoh Co., Ltd.	24,000	407,703
Rohm Co., Ltd.	2,400	177,864
San-in Godo Bank, Ltd. (The)	3,000	22,988
*Sankyo Co., Ltd.	200	9,232
Sapporo Hokuyo Holdings, Inc.	6,000	27,616
SBI Holdings, Inc.	228	48,902
Seiko Epson Corp.	2,300	40,745
Seino Holdings Co., Ltd.	2,000	14,422
Sekisui Chemical Co., Ltd.	11,000	75,123

1044

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Sekisui House, Ltd.	17,000	$162,045
Seven & I Holdings Co., Ltd.	15,600	398,909
Shiga Bank, Ltd.	4,000	23,871
Shimachu Co., Ltd.	1,200	24,953
Shimizu Corp.	13,000	52,076
#Shinsei Bank, Ltd.	22,000	28,552
Shizuoka Bank, Ltd.	7,000	58,736
*Showa Shell Sekiyu K.K.	3,100	21,022
SKY Perfect JSAT Holdings, Inc.	23	9,245
Sojitz Corp.	26,870	48,457
Sony Corp.	6,800	232,825
Sony Corp. Sponsored ADR	27,600	944,472
Sumitomo Bakelite Co., Ltd.	9,000	49,591
Sumitomo Corp.	41,500	499,739
Sumitomo Electric Industries, Ltd.	17,800	219,046
#Sumitomo Forestry Co., Ltd.	3,000	25,296
Sumitomo Rubber Industries, Ltd.	3,400	30,391
Sumitomo Trust & Banking Co., Ltd.	23,000	139,094
Suzuken Co., Ltd.	1,000	38,242
*Taiheiyo Cement Corp.	11,600	16,404
#Taisei Corp.	32,000	72,906
Taisho Pharmaceutical Co., Ltd.	3,000	54,564
#Takashimaya Co., Ltd.	4,000	37,922
Teijin, Ltd.	24,000	76,582
Toda Corp.	4,000	14,484
Tokuyama Corp.	9,000	50,403
Tokyo Broadcasting System, Inc.	1,700	29,395
Tokyo Steel Manufacturing Co., Ltd.	1,500	20,101
*Tokyo Tatemono Co., Ltd.	8,000	36,892
Toppan Printing Co., Ltd.	16,000	145,910
Tosoh Corp.	5,000	14,077
Toyo Seikan Kaisha, Ltd.	5,100	87,748
Toyota Auto Body Co., Ltd.	2,000	32,146
*Toyota Motor Corp. Sponsored ADR	1,165	89,810
Toyota Tsusho Corp.	6,700	99,924
TV Asahi Corp.	9	14,692
UNY Co., Ltd.	5,300	48,077
#Wacoal Corp.	2,000	25,522
Yamaguchi Financial Group, Inc.	7,000	70,092
Yamaha Corp.	5,000	61,155
*Yamaha Motor Co., Ltd.	3,000	44,259
Yamazaki Baking Co., Ltd.	2,000	25,542
Yokohama Rubber Co., Ltd.	3,000	14,012

TOTAL JAPAN		14,144,391

NETHERLANDS — (3.6%)
*Aegon NV	41,089	287,377
#*Akzo Nobel NV	354	20,934
#ArcelorMittal NV	28,380	1,104,414
#ArcelorMittal NV ADR	3,900	151,437
*ING Groep NV	37,531	331,261
*ING Groep NV Sponsored ADR	33,135	293,907
Koninklijke DSM NV	5,062	226,104
Koninklijke Philips Electronics NV	27,875	936,019

TOTAL NETHERLANDS		3,351,453

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	18,504	83,759

NORWAY — (0.9%)
#*DnB NOR ASA Series A	22,001	260,384

1045

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#*Marine Harvest ASA	72,000	$66,808
#*Norsk Hydro ASA	25,500	195,816
#Orkla ASA	32,950	276,354
*Storebrand ASA	10,400	78,219

TOTAL NORWAY		877,581

PORTUGAL — (0.1%)
#Banco Comercial Portugues SA	23,860	22,409
*Banco Espirito Santo SA	18,664	89,347

TOTAL PORTUGAL		111,756

SINGAPORE — (1.2%)
DBS Group Holdings, Ltd.	42,000	462,462
Fraser & Neave, Ltd.	40,500	143,910
Overseas-Chinese Banking Corp., Ltd.	27,970	177,635
Singapore Airlines, Ltd.	17,800	195,421
Singapore Airport Terminal Services, Ltd.	12,994	26,450
United Industrial Corp., Ltd.	24,000	36,317
UOL Group, Ltd.	12,400	34,420

TOTAL SINGAPORE		1,076,615

SPAIN — (2.8%)
Acciona SA	853	84,550
#Banco de Sabadell SA	15,857	80,457
Banco Espanol de Credito SA	2,825	28,946
Banco Popular Espanol SA	18,312	129,659
#Banco Santander SA	61,532	782,402
Banco Santander SA Sponsored ADR	26,569	327,861
*Bankinter SA	1,073	7,921
*Cia Espanola de Petroleos SA	213	6,026
Criteria Caixacorp SA	16,252	81,050
Gas Natural SDG SA	5,462	93,252
Iberdrola Renovables SA	53,859	208,802
Repsol YPF SA	12,026	282,368
Repsol YPF SA Sponsored ADR	20,400	478,380
*Sacyr Vallehermoso SA	2,102	16,038

TOTAL SPAIN		2,607,712

SWEDEN — (2.3%)
#Nordea Bank AB	87,311	851,826
*Skandinaviska Enskilda Banken AB Series A	20,270	138,175
SSAB AB Series A	5,533	96,883
#SSAB AB Series B	2,545	39,547
#Svenska Cellulosa AB Series B	27,821	362,505
#Svenska Handelsbanken AB Series A	6,950	194,888
#*Swedbank AB Series A	9,886	106,442
Tele2 AB Series B	5,506	93,051
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	12,870	148,005
TeliaSonera AB	20,848	142,896

TOTAL SWEDEN		2,174,218

SWITZERLAND — (6.6%)
Adecco SA	3,259	191,688
Baloise Holding AG	3,031	238,666
Banque Cantonale Vaudoise AG	110	48,374
#Credit Suisse Group AG	22,276	1,022,419
Credit Suisse Group AG Sponsored ADR	10,600	484,420
Givaudan SA	168	146,190
*Holcim, Ltd. AG	10,522	784,085
*Novartis AG ADR	5,600	284,760

1046

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Sulzer AG	1,080	$107,090
Swatch Group AG (7184725)	783	229,391
Swatch Group AG (7184736)	652	35,554
Swiss Life Holding AG	1,200	145,867
*Swiss Reinsurance Co., Ltd. AG	12,607	546,746
#*UBS AG	43,220	669,572
Valiant Holding AG	499	94,889
Zurich Financial Services AG	4,723	1,047,065

TOTAL SWITZERLAND		6,076,776

UNITED KINGDOM — (15.7%)
Amlin P.L.C.	10,618	60,752
*Anglo American P.L.C.	3,313	140,723
Associated British Foods P.L.C.	17,097	262,657
Aviva P.L.C.	102,064	539,550
Barclays P.L.C.	293	1,507
Barclays P.L.C. Sponsored ADR	33,200	677,944
BP P.L.C. Sponsored ADR	900	46,935
#*British Airways P.L.C.	30,103	104,370
*Cable & Wireless Communications P.L.C.	17,333	16,376
*Cable & Wireless Worldwide P.L.C.	17,333	22,914
Carnival P.L.C.	3,722	161,235
#Carnival P.L.C. ADR	7,800	336,180
*Carphone Warehouse Group P.L.C.	2,578	7,623
*easyJet P.L.C.	6,000	43,120
HSBC Holdings P.L.C. Sponsored ADR	20,962	1,066,756
International Power P.L.C.	65,914	333,637
Investec P.L.C.	10,286	81,353
*Kazakhmys P.L.C.	6,164	130,589
Kingfisher P.L.C.	103,078	392,841
Legal & General Group P.L.C.	144,410	187,782
#*Lloyds Banking Group P.L.C. Sponsored ADR	45,051	183,358
Mondi P.L.C.	16,202	109,367
*Old Mutual P.L.C.	121,977	215,275
Pearson P.L.C.	13,810	220,698
Pearson P.L.C. Sponsored ADR	20,800	332,176
Rexam P.L.C.	41,102	202,670
*Royal Bank of Scotland Group P.L.C.	281,320	230,206
Royal Dutch Shell P.L.C. ADR	51,027	3,096,318
RSA Insurance Group P.L.C.	72,734	134,622
Sainsbury (J.) P.L.C.	50,094	258,161
*TalkTalk Telecom Group P.L.C.	5,157	10,021
Thomas Cook Group P.L.C.	36,223	137,412
Tomkins P.L.C. Sponsored ADR	1,700	25,959
Vodafone Group P.L.C.	672,985	1,490,421
#Vodafone Group P.L.C. Sponsored ADR	74,832	1,661,270
Whitbread P.L.C.	5,639	131,779
William Morrison Supermarkets P.L.C.	97,778	432,592
*Wolseley P.L.C.	2,899	72,402
WPP P.L.C.	21,749	230,591
*Xstrata P.L.C.	46,073	758,213

TOTAL UNITED KINGDOM		14,548,355

TOTAL COMMON STOCKS		76,873,916

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*Henderson Land Development Co., Ltd. Warrants	4,000	—

1047

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $335,000 FHLMC 5.00%, 10/15/24, valued at $359,706) to be repurchased at $351,006	$351	$351,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.5%)
§@DFA Short Term Investment Fund	10,573,786	10,573,786
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $3,025,345) to be repurchased at $2,986,704	$2,987	2,986,659
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,741,584) to be repurchased at $1,707,462	1,707	1,707,435

TOTAL SECURITIES LENDING COLLATERAL		15,267,880

TOTAL INVESTMENTS — (100.0%) (Cost $97,072,015)		$92,492,796

1048

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (84.3%)
AUSTRALIA — (6.0%)
Adelaide Brighton, Ltd.	20,167	$54,249
#*AED Oil, Ltd.	4,139	2,193
Alesco Corp., Ltd.	6,428	17,539
#*Alliance Resources, Ltd.	21,658	8,404
Amalgamated Holdings, Ltd.	5,533	30,167
*Andean Resources, Ltd.	22,721	66,334
APA Group, Ltd.	10,188	33,973
#APN News & Media, Ltd.	19,562	43,900
#*Aristocrat Leisure, Ltd.	5,996	23,535
#*Atlas Iron, Ltd.	10,206	23,347
Ausdrill, Ltd.	18,630	35,354
#*Austar United Communications, Ltd.	47,280	50,697
Austereo Group, Ltd.	21,665	34,033
*Australian Agricultural Co., Ltd.	18,400	21,909
Australian Infrastructure Fund NL	37,910	68,854
Australian Pharmaceutical Industries, Ltd.	21,680	11,124
*Australian Worldwide Exploration, Ltd.	25,820	58,353
Automotive Holdings Group NL	2,724	6,821
*AVJennings, Ltd.	21,460	9,254
*Avoca Resources, Ltd.	11,425	23,134
*AWB, Ltd.	49,343	46,652
Beach Petroleum, Ltd.	64,292	46,260
Bendigo Mining, Ltd.	12,000	2,813
*Boart Longyear Group NL	208,034	62,098
*Boom Logistics, Ltd.	20,098	6,167
Bradken, Ltd.	8,097	54,194
*Brockman Resources, Ltd.	5,611	18,669
#Cabcharge Australia, Ltd.	9,538	52,637
Campbell Brothers, Ltd.	4,779	131,108
*Centamin Egypt, Ltd.	39,538	80,061
Centennial Coal Co., Ltd.	25,643	99,794
*Chemeq, Ltd.	5,304	407
*Citigold Corp., Ltd.	58,895	7,039
Clough, Ltd.	17,664	14,743
#*Coal of Africa, Ltd.	22,474	48,600
ConnectEast Group, Ltd.	119,031	46,869
Consolidated Media Holdings, Ltd.	9,138	26,448
#Corporate Express Australia, Ltd.	5,746	29,446
#Count Financial, Ltd.	11,804	14,154
#Crane Group, Ltd.	6,829	56,775
*CudeCo, Ltd.	4,262	17,619
David Jones, Ltd.	8,682	37,225
*Deep Yellow, Ltd.	47,823	9,086
*Eastern Star Gas, Ltd.	14,543	12,179
#*Elders, Ltd.	15,828	17,355
*Energy World Corp., Ltd.	50,545	23,935
Envestra, Ltd.	78,179	37,254
FKP Property Group, Ltd.	51,434	40,205
Fleetwood Corp., Ltd.	6,079	52,976
#Flight Centre, Ltd.	3,898	70,971
#*Gindalbie Metals, Ltd.	18,113	19,465
Goodman Fielder, Ltd.	50,952	68,393
Graincorp, Ltd. Series A	10,303	54,814
GUD Holdings, Ltd.	3,179	26,513
Gunns, Ltd.	32,848	15,769
#GWA International, Ltd.	14,186	41,502
#Healthscope, Ltd.	16,983	68,220
Hills Industries, Ltd.	26,079	60,027

1049

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Horizon Oil, Ltd.	65,914	$21,360
iiNet, Ltd.	8,275	21,059
*Imdex, Ltd.	13,781	9,929
Independence Group NL	5,844	24,746
Industrea, Ltd.	13,881	4,495
Infigen Energy, Ltd.	14,000	12,601
#Invocare, Ltd.	6,435	37,190
Ioof Holdings, Ltd.	13,685	82,768
Iress Market Technology, Ltd.	6,392	50,018
#iSOFT Group, Ltd.	71,546	35,730
#*Jabiru Metals, Ltd.	19,707	6,885
#JB Hi-Fi, Ltd.	7,902	140,657
*Kagara, Ltd.	27,762	18,969
#Kingsgate Consolidated, Ltd.	8,435	66,193
*Linc Energy, Ltd.	12,969	18,279
*Lynas Corp., Ltd.	58,152	28,559
MacMahon Holdings, Ltd.	42,067	27,887
*Mantra Resources, Ltd.	992	4,153
McMillan Shakespeare, Ltd.	6,700	22,004
*Medusa Mining, Ltd.	3,460	14,990
Mincor Resources NL	14,047	24,320
Mineral Resources, Ltd.	1,083	8,291
*Molopo Energy, Ltd.	15,907	19,052
Monadelphous Group, Ltd.	6,085	86,279
Mortgage Choice, Ltd.	10,500	11,344
#*Murchison Metals, Ltd.	8,000	16,668
*Navitas, Ltd.	1,424	6,815
*Novogen, Ltd.	884	339
Oakton, Ltd.	7,474	22,327
*Pacific Brands, Ltd.	43,040	47,004
*PanAust, Ltd.	126,168	58,603
Panoramic Resources, Ltd.	7,300	16,742
*Paperlinx, Ltd.	26,157	17,996
Peet, Ltd.	5,900	12,895
#Perpetual Trustees Australia, Ltd.	2,119	67,041
*Perseus Mining, Ltd.	6,527	11,526
#*Pharmaxis, Ltd.	13,796	38,879
*Platinum Australia, Ltd.	19,490	16,528
*PMP, Ltd.	17,571	11,416
#Premier Investments, Ltd.	3,174	20,987
Prime Media Group, Ltd.	5,377	3,860
Programmed Maintenance Service, Ltd.	1,045	3,265
RCR Tomlinson, Ltd.	10,693	10,884
*Resolute Mining, Ltd.	14,432	15,385
Ridley Corp., Ltd.	33,330	37,118
*Riversdale Mining, Ltd.	13,000	109,111
*Roc Oil Co., Ltd.	19,451	7,792
#SAI Global, Ltd.	8,558	33,796
Salmat, Ltd.	12,046	50,601
#Seek, Ltd.	4,570	35,073
Select Harvests, Ltd.	2,641	10,800
*Service Stream, Ltd.	21,994	5,942
*Seven Group Holdings, Ltd.	6,465	44,566
Sigma Pharmaceuticals, Ltd.	73,664	30,455
*Silex System, Ltd.	7,191	39,304
SMS Management & Technology, Ltd.	6,207	37,808
Southern Cross Media Group NL	36,302	72,823
SP Telemedia, Ltd.	25,871	52,964
Spark Infrastructure Group, Ltd.	16,359	18,202
Specialty Fashion Group, Ltd.	19,600	24,769
*Sphere Minerals, Ltd.	10,324	18,421

1050

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Spotless Group, Ltd.	14,680	$38,022
#*St. Barbara, Ltd.	57,998	14,441
Straits Resources, Ltd.	11,702	13,370
STW Communications Group, Ltd.	15,518	12,551
*Sunland Group, Ltd.	14,139	9,901
Super Cheap Auto Group, Ltd. (B01C7R0)	6,900	35,469
*Super Cheap Auto Group, Ltd. (B3XZSK8)	1,010	5,224
*Tap Oil, Ltd.	12,796	12,858
Tassal Group, Ltd.	7,976	12,023
Technology One, Ltd.	23,020	17,857
*Ten Network Holdings, Ltd.	43,531	72,516
*Thakral Holdings Group, Ltd.	87,685	33,806
#*Timbercorp, Ltd.	32,011	—
Tower Australia Group, Ltd.	34,290	82,299
Transfield Services, Ltd.	10,600	38,655
#Transfield Services, Ltd. Infrastructure Fund	22,612	20,543
Trust Co., Ltd.	659	3,788
UXC, Ltd.	17,099	7,611
Village Roadshow, Ltd.	11,681	26,806
*Virgin Blue Holdings, Ltd.	65,183	35,195
Watpac, Ltd.	6,117	7,899
#West Australian Newspapers Holdings, Ltd.	7,818	56,665
#Western Areas NL	7,047	30,895
WHK Group, Ltd.	9,562	9,728
#Wide Bay Australia, Ltd.	753	7,735
Wotif.com Holdings, Ltd.	3,048	18,220

TOTAL AUSTRALIA		4,592,156

AUSTRIA — (1.3%)
Agrana Beteiligungs AG	319	31,740
Andritz AG	2,690	164,703
*BWIN Interactive Entertainment AG	1,406	75,023
BWT AG	472	14,284
Constantia Packaging AG	275	14,883
EVN AG	1,894	31,631
#Flughafen Wien AG	543	30,467
*Intercell AG	2,073	54,987
#Lenzing AG	50	21,121
#Mayr-Melnhof Karton AG	840	81,692
Oberbank AG	1,045	60,280
#Oesterreichischen Post AG	1,448	41,542
*Palfinger AG	904	24,202
*RHI AG	833	27,812
#Schoeller-Bleckmann Oilfield Equipment AG	838	43,793
Uniqa Versicherungen AG	4,023	81,475
*Wienerberger AG	6,853	127,397
*Zumtobel AG	2,862	61,715

TOTAL AUSTRIA		988,747

BELGIUM — (1.5%)
Ackermans & van Haaren NV	2,011	138,825
*Agfa-Gevaert NV	11,528	85,510
*Banque Nationale de Belgique SA	20	106,193
*Barco NV	500	26,979
Bekaert SA	983	175,754
#Compagnie d’Entreprises CFE	280	15,547
*Compagnie Immobiliere de Belgique SA	200	7,994
#Compagnie Maritime Belge SA	1,500	46,743
*Deceuninck NV	6,500	16,546
D’Ieteren SA	185	86,659
Econocom Group SA	1,771	27,468

1051

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
#Elia System Operator SA NV	1,000	$38,043
Euronav SA	1,500	33,128
EVS Broadcast Equipment SA	477	26,230
Exmar NV	1,500	10,542
Ion Beam Applications SA	675	6,775
#*Melexis NV	1,058	12,171
#Omega Pharma SA	1,200	58,446
*Option NV	3,168	2,460
Recticel SA	1,421	15,070
*Roularta Media Group NV	455	11,508
Sipef NV	460	28,598
#*Telenet Group Holding NV	2,829	85,573
Tessenderlo Chemie NV	1,459	46,718
#Van De Velde NV	393	17,421

TOTAL BELGIUM		1,126,901

CANADA — (8.7%)
Aastra Technologies, Ltd.	800	21,666
*Absolute Software Corp.	2,400	10,490
Aecon Group, Inc.	1,200	14,944
AGF Management, Ltd. Class B	5,044	86,351
Akita Drilling, Ltd.	1,200	10,998
*Alamos Gold, Inc.	3,100	46,051
Alliance Grain Traders, Inc.	462	14,331
*Altius Minerals Corp.	1,000	9,972
*Anderson Energy, Ltd.	5,100	6,025
*Antrim Energy, Inc.	6,500	6,719
*Anvil Mining, Ltd.	4,200	15,174
Astral Media, Inc. Class A	3,600	125,103
*AtCo, Ltd.	281	13,497
*Atrium Innovations, Inc.	831	12,435
*ATS Automation Tooling System, Inc.	5,060	34,919
#*Aura Minerals, Inc.	5,100	19,781
*Aurizon Mines, Ltd.	12,400	70,679
*AXIA NetMedia Corp.	4,000	7,482
*Ballard Power Systems, Inc.	3,700	8,778
*Bankers Petroleum, Ltd.	13,466	118,779
*Bellatrix Exploration, Ltd.	4,800	18,382
*BioExx Specialty Proteins, Ltd.	10,300	18,049
#*Birchcliff Energy, Ltd.	4,800	42,670
*BlackPearl Resources, Inc.	1,119	3,514
*Boralex, Inc. Class A	2,200	20,597
*Breakwater Resources, Ltd.	18,500	7,831
CAE, Inc.	11,300	103,455
Calfrac Well Services, Ltd.	1,100	23,401
*Calvalley Petroleum, Inc.	3,100	12,512
Canaccord Capital, Inc.	2,200	22,741
Canada Bread Co., Ltd.	800	39,457
Canadian Western Bank	2,800	66,127
Canam Group, Inc.	2,100	17,242
*Canfor Corp.	7,200	73,857
*Cangene Corp.	2,500	9,106
*Capstone Mining Corp.	9,200	26,446
#*Cardiome Pharma Corp.	2,500	21,092
Cascades, Inc.	3,900	30,408
*Catalyst Paper Corp.	24,005	6,617
CCL Industries, Inc. Class B	1,500	42,513
*Celestica, Inc.	16,300	160,786
*Celtic Exploration, Ltd.	1,500	31,497
*Coalcorp Mining, Inc.	5,161	762
#Cogeco Cable, Inc.	1,000	34,771

1052

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
#*COM DEV International, Ltd.	4,500	$13,069
*Compton Petroleum Corp.	7,200	6,875
*Connacher Oil & Gas, Ltd.	18,200	31,355
*Consolidated Thompson Iron Mines, Ltd.	8,500	72,298
Corby Distilleries, Ltd.	900	13,955
*Corridor Resources, Inc.	2,900	16,815
Corus Entertainment, Inc. Class B	5,400	108,712
*Cott Corp.	3,000	25,103
*Crew Energy, Inc.	1,900	34,136
*Crystallex International Corp.	14,000	5,651
Dalsa Corp.	500	5,227
#*Denison Mines Corp.	13,884	22,142
*Descartes Systems Group, Inc. (The)	5,100	31,379
#*Detour Gold Corp.	1,700	35,446
Dorel Industries, Inc. Class B	1,600	56,657
DundeeWealth, Inc.	4,400	64,194
*Eastern Platinum, Ltd.	39,900	56,562
Ensign Energy Services, Inc.	5,500	74,340
*Equinox Minerals, Ltd.	38,700	153,154
Equitable Group, Inc.	400	9,569
*Etruscan Resources, Inc.	6,200	2,777
*Euro Goldfields, Ltd.	5,700	41,692
Evertz Technologies, Ltd.	3,700	50,994
*Fairborne Energy, Ltd.	600	2,617
#*First Uranium Corp.	4,800	6,568
*Flint Energy Services, Ltd.	2,500	33,004
#*FNX Mining Co., Inc.	4,197	55,200
*Forsys Metals Corp.	2,500	9,180
Forzani Group, Ltd. Class A	2,300	37,654
*Fronteer Development Group, Inc.	9,497	58,433
#*Galleon Energy, Inc. Class A	5,400	37,478
*Gammon Gold, Inc.	3,050	22,699
Gennum Corp.	1,400	11,095
*Glacier Media, Inc.	1,800	4,288
Gluskin Shef & Associates, Inc.	1,000	21,677
*Golden Star Resources, Ltd.	13,100	59,452
*Grande Cache Coal Corp.	3,400	22,359
#*Great Basin Gold, Ltd.	11,200	21,280
*Great Canadian Gaming Corp.	3,200	23,627
*Greystar Resources, Ltd.	2,300	9,034
Groupe Aeroplan, Inc.	12,000	131,128
*Hanfeng Evergreen, Inc.	2,400	17,153
*Harry Winston Diamond Corp.	3,200	35,188
*Heroux-Devtek, Inc.	2,400	14,105
Home Capital Group, Inc.	1,400	65,466
*HudBay Minerals, Inc.	6,631	84,340
*Imperial Metals Corp.	2,500	48,533
*Intermap Technologies, Ltd.	3,500	4,824
*International Forest Products, Ltd. Series A	3,600	19,527
*Intertape Polymer Group, Inc.	900	2,862
#*Iteration Energy, Ltd.	7,378	12,275
#*Ivanhoe Energy, Inc.	10,100	31,718
#*Jaguar Mining, Inc.	800	8,915
*Jinshan Gold Mines, Inc.	9,700	53,380
*KAB Distribution, Inc.	1,612	1
Kingsway Financial Services, Inc.	2,400	5,245
*Kirkland Lake Gold, Inc.	3,200	24,572
#*Labopharm, Inc.	2,500	3,790
#*Lake Shore Gold Corp.	9,700	30,844
#*Laramide Resources, Ltd.	1,600	1,937
Laurentian Bank of Canada	1,400	60,807

1053

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Le Chateau, Inc.	1,200	$17,177
Leon’s Furniture, Ltd.	2,400	29,179
Linamar Corp.	3,100	62,195
*MacDonald Dettweiler & Associates, Ltd.	1,700	67,729
Major Drilling Group International, Inc.	1,200	31,140
Maple Leaf Foods, Inc.	5,400	51,246
*Martinrea International, Inc.	3,500	31,665
*Maxim Power Corp.	1,300	4,236
MDC Partners, Inc. Class A	1,500	19,418
*MDS, Inc.	8,500	75,980
*Mega Uranium, Ltd.	2,800	1,544
Methanex Corp.	4,000	93,050
Mosaid Technologies, Inc.	1,000	21,116
*New Gold, Inc.	11,400	66,775
*NGEx Resources, Inc.	528	327
*Norbord, Inc.	490	9,594
#*North American Palladium, Ltd.	1,900	8,866
*Northgate Minerals Corp.	22,300	72,445
*Novagold Resources, Inc.	1,450	12,833
#Nuvista Energy, Ltd.	4,124	49,571
#*Osisko Mining Corp.	2,150	22,753
Pan Amer Silver Corp.	1,850	49,118
*Paramount Resources, Ltd. Class A	2,300	39,737
Pason Systems, Inc.	3,100	37,232
#*Petrolifera Petroleum, Ltd.	1,200	1,051
*Petrominerales, Ltd.	1,400	44,792
Progress Energy Resources Corp.	6,600	79,073
*QLT, Inc.	5,800	36,657
#*Quadra Mining, Ltd.	4,500	68,311
Quebecor, Inc. Class B	3,900	138,754
*Quest Capital Corp.	6,900	9,238
*Questerre Energy Corp.	4,600	15,487
Reitmans Canada, Ltd. Class A	4,500	83,373
#*Resverlogix Corp.	1,300	7,500
Richelieu Hardware, Ltd.	1,000	24,109
*RONA, Inc.	8,200	140,057
*Rubicon Minerals Corp.	8,300	33,337
#Russel Metals, Inc.	4,900	102,843
*Samuel Manu-Tech, Inc.	1,800	9,843
Savanna Energy Services Corp.	2,900	18,642
*SEMAFO, Inc.	12,700	81,016
ShawCor, Ltd.	3,000	85,647
Sherritt International Corp.	9,100	70,772
*Shore Gold, Inc.	15,000	12,699
*Sierra Wireless, Inc.	1,200	9,722
*Silver Standard Resources, Inc.	4,900	100,672
Silvercorp Metals, Inc.	8,700	71,344
*SouthGobi Energy Resources, Ltd.	1,930	26,410
*Stantec, Inc.	2,400	61,075
Stella-Jones, Inc.	700	20,256
*Storm Exploration, Inc.	2,700	31,471
*SunOpta, Inc.	3,300	14,944
#Superior Plus Corp.	4,400	59,689
*SXC Health Solutions Corp.	1,200	83,438
#*Tanzanian Royalty Exploration Corp.	3,400	15,598
*Taseko Mines, Ltd.	7,000	39,762
*Theratechnologies, Inc.	1,400	6,946
#*Thompson Creek Metals Co., Inc.	6,800	87,092
#*Timminco, Ltd.	6,400	5,103
Toromont Industries, Ltd.	3,109	86,892
#Torstar Corp. Class B	3,700	40,686

1054

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
CANADA — (Continued)
Transcontinental, Inc. Class A	3,600	$44,867
*Transglobe Energy Corp.	4,200	31,424
Trican Well Service, Ltd.	5,100	64,767
Trinidad Drilling, Ltd.	4,100	24,379
TVA Group, Inc. Class B	1,200	17,129
*U308 Corp.	350	148
#*UEX Corp.	6,400	4,851
Uni-Select, Inc.	800	21,839
*Vitran Corp., Inc.	1,100	16,644
#*West Energy, Ltd.	6,000	31,246
West Fraser Timber Co., Ltd.	2,500	108,289
Western Financial Group, Inc.	3,800	11,447
*Westport Innovations, Inc.	2,900	55,385
Wi-Lan, Inc.	4,600	13,585
Winpak, Ltd.	2,400	22,634
*Xtreme Coil Drilling Corp.	1,900	7,108

TOTAL CANADA		6,687,333

DENMARK — (0.8%)
*Aktieselskabet Roskilde Bank A.S.	385	24
*Alm. Brand A.S.	778	11,222
*Amagerbanken A.S.	620	4,078
Auriga Industries A.S. Series B	950	16,804
#*Bang & Olufsen Holdings A.S.	2,970	34,041
*Bavarian Nordic A.S.	300	14,022
*Capinordic A.S.	5,000	1,302
#D/S Norden A.S.	1,106	50,750
*Dalhoff, Larson & Horneman A.S. Series B	1,100	4,960
*DFDS A.S.	384	28,760
#East Asiatic Co., Ltd. A.S.	1,200	32,984
*Fionia Holding A.S.	750	—
*GN Store Nord A.S.	9,970	80,419
#*Greentech Energy Systems A.S.	2,200	6,906
*NeuroSearch A.S.	1,221	26,500
#NKT Holding A.S.	1,142	66,602
*Nordjyske Bank A.S.	422	8,561
#*Parken Sport & Entertainment A.S.	400	6,006
Per Aarsleff A.S. Series B	150	13,960
*Ringkjoebing Landbobank A.S.	188	21,043
#*Royal Unibrew A.S.	500	18,693
*Sanistal A.S. Series B	150	2,086
Schouw & Co. A.S.	1,700	40,740
SimCorp A.S.	200	38,366
*Sjaelso Gruppen A.S.	1,000	1,957
Solar Holdings A.S. Series B	75	5,099
*Spar Nord Bank A.S.	1,650	18,936
*Sparbank A.S.	225	4,344
Thrane & Thrane A.S.	400	13,383
*TK Development A.S.	1,700	8,293
*TopoTarget A.S.	14,000	12,065
*Vestjysk Bank A.S.	725	12,136

TOTAL DENMARK		605,042

FINLAND — (2.6%)
#*Ahlstrom Oyj	225	3,520
#Alma Media Oyj	4,469	43,437
#Amer Sports Oyj Series A	8,795	103,594
Aspo Oyj	2,350	21,167
Cargotec Oyj Series B	300	9,618
Cramo Oyj	1,300	25,972
*Elcoteq SE	500	1,376

1055

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
FINLAND — (Continued)
*Elektrobit Corp. Oyj	7,600	$11,936
Elisa Oyj	390	7,465
#*Finnair Oyj	3,800	21,611
*Finnlines Oyj	2,099	21,960
#Fiskars Oyj Abp Series A	3,740	58,543
#F-Secure Oyj	5,200	16,069
*Glaston Oyj Abp	4,200	8,957
#HKScan Oyj	1,550	18,363
Huhtamaki Oyj	4,350	50,599
KCI Konecranes Oyj	3,871	124,277
Kemira Oyj	4,600	56,440
#Kesko Oyj	4,933	191,232
#*Lassila & Tikanoja Oyj	2,281	45,840
*Lemminkainen Oyj	500	18,419
#*M-Real Oyj Series B	6,143	21,345
Olvi Oyj Series A	639	22,904
#Oriola-KD Oyj Series B	3,288	15,969
Orion Oyj Series A	3,616	68,092
#Orion Oyj Series B	5,451	103,266
#Outotec Oyj	956	35,728
*PKC Group Oyj	1,500	22,097
#Pohjola Bank P.L.C.	8,736	95,414
Ponsse Oyj	1,180	14,166
#Poyry Oyj	3,314	46,324
#Raisio P.L.C.	4,000	14,629
#Ramirent Oyj	2,800	32,085
Rapala VMC Oyj	1,900	13,880
#Ruukki Group Oyj	13,258	31,929
Sanoma Oyj	6,024	116,592
Stockmann Oyj Abp Series A	1,299	51,182
Stockmann Oyj Abp Series B	1,709	63,759
Tecnomen Lifetree Oyj	5,600	6,690
Tieto Oyj	3,912	80,977
#*Tikkurila Oyj	1,149	24,248
#Uponor Oyj Series A	3,000	54,879
#Vacon Oyj	695	30,271
Vaisala Oyj Series A	700	20,667
Yit Oyj	5,375	113,528

TOTAL FINLAND		1,961,016

FRANCE — (5.0%)
Ales Groupe SA	960	16,227
*ALTEN SA	2,004	58,475
#*Altran Technologies SA	5,342	25,655
#April Group SA	1,417	44,071
Arkema SA	2,964	123,649
Assystem SA	808	12,465
#*Atari SA	88	490
#*Atos Origin SA	3,083	156,223
*Beneteau SA	2,000	34,620
Boiron SA	712	28,891
#Bonduelle SA	272	29,354
*Bongrain SA	669	52,445
#Bourbon SA	2,621	113,537
*Bull SA	1,837	8,599
Canal Plus SA	2,031	15,783
Carbone Lorraine SA	1,018	37,146
CEGID Group SA	250	6,806
*Club Mediterranee SA	800	13,401
#*Compagnie Generale de Geophysique-Veritas SA	8,856	266,621
*CS Communication & Systemes SA	321	3,154

1056

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Delachaux SA	516	$32,910
*Derichebourg SA	4,536	20,106
Electricite de Strasbourg SA	132	21,711
Entrepose Contracting SA	184	17,420
Esso S.A.F.	197	26,300
Establissements Maurel et Prom SA	6,624	102,421
#*Etam Developpement SA	525	21,652
Euler Hermes SA	711	58,810
*Faurecia SA	2,080	41,671
Fimalac SA	506	25,021
Gaumont SA	129	9,805
GFI Informatique SA	1,729	6,644
GL Events SA	619	17,325
Groupe Crit SA	450	14,572
#Groupe Steria SCA	1,768	55,536
Guerbet SA	122	14,136
Guyenne et Gascogne SA	300	30,861
Haulotte Group SA	1,014	11,939
Havas SA	26,436	141,589
Ingenico SA	2,416	60,325
Ipsos SA	1,795	68,695
Laurent-Perrier SA	195	18,161
#Lisi SA	500	30,944
M6 Metropole Television SA	2,898	74,929
#*Manitou BF SA	1,600	28,373
Manutan International SA	508	31,773
Neopost SA	1,673	133,048
#Nexans SA	2,122	167,279
Nexity SA	600	21,918
*NRJ Group SA	2,200	21,762
#Orpea SA	686	28,690
Pierre & Vacances SA	387	31,231
Plastic Omnium SA	372	16,282
Rallye SA	975	35,869
*Recylex SA	1,500	16,320
#Remy Cointreau SA	1,569	84,848
*Rexel SA	4,375	74,205
#Rubis SA	454	37,374
Saft Groupe SA	800	29,060
SAMSE SA	132	11,781
SEB SA	1,761	133,934
Sechilienne SA	1,311	42,249
Societe BIC SA	1,839	142,971
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	210	13,660
*Societe Industrielle D’Aviations Latecoere SA	468	3,558
#*Soitec SA	6,107	83,997
Somfy SA	212	41,838
Sopra Group SA	500	37,906
Sperian Protection SA	422	39,517
Stallergenes SA	534	42,389
Stef-TFE SA	287	16,418
Sucriere de Pithiviers Le Vieil SA	23	21,373
Teleperformance SA	2,889	100,991
#*Theolia SA	1,341	5,166
Toupargel Groupe SA	390	8,273
*Trigano SA	1,363	32,458
#*UbiSoft Entertainment SA	1,884	24,037
*Valeo SA	1,459	48,800
Viel et Compagnie SA	3,926	14,721
#Vilmorin & Cie SA	344	33,090
Virbac SA	328	36,213

1057

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
FRANCE — (Continued)
VM Materiaux SA	186	$11,451
Zodiac Aerospace SA	2,571	134,056

TOTAL FRANCE		3,809,974

GERMANY — (5.0%)
*Aareal Bank AG	1,300	28,365
*Adlink Internet Media AG	1,033	4,833
*ADVA AG Optical Networking	1,887	10,406
#*Agennix AG	310	2,022
#Aixtron AG	5,535	174,862
Aurubis AG	2,266	114,746
Baader Bank AG	2,200	9,832
#*Balda AG	916	3,766
*Beate Uhse AG	2,550	2,009
Bechtle AG	929	27,705
Bilfinger Berger AG	3,397	225,288
Biotest AG	393	19,469
*Boewe Systec AG	249	2,506
Carl Zeiss Meditec AG	1,674	26,398
*Centrotec Sustainable AG	1,248	21,874
Cewe Color Holding AG	476	17,701
Comdirect Bank AG	2,500	27,163
#*Conergy AG	12,903	13,495
*Constantin Medien AG	3,300	7,908
CTS Eventim AG	679	36,127
Curanum AG	2,004	6,047
*Demag Cranes AG	707	24,364
*Deutz AG	4,400	25,049
Douglas Holding AG	1,917	86,462
*Drillisch AG	1,695	11,954
Duerr AG	500	11,900
DVB Bank SE	2,260	75,378
ElreingKlinger AG	1,426	39,865
*Evotec AG	4,738	12,281
Fielmann AG	1,004	75,857
*Freenet AG	1,478	17,257
#Fuchs Petrolub AG	401	38,299
Gerresheimer AG	1,899	65,901
Gerry Weber International AG	963	32,646
GFK SE	1,560	57,953
Gildemeister AG	2,770	37,465
*Grammer AG	863	10,699
Grenkeleasing AG	327	14,183
#*Heidelberger Druckmaschinen AG	4,176	35,000
Indus Holding AG	494	10,201
Interseroh SE	220	13,562
*IVG Immobilien AG	6,804	53,861
*Jenoptik AG	3,249	18,693
*Kloeckner & Co. SE	2,329	61,732
Kontron AG	2,224	21,211
#Krones AG	792	45,347
KSB AG	31	19,274
*Kuka AG	1,166	17,682
KWS Saat AG	150	24,471
Lanxess AG	5,031	237,587
Leoni AG	1,605	37,163
*Manz Automation AG	20	1,398
#Medion AG	1,579	20,789
MLP AG	3,534	35,307
*Morphosys AG	1,083	22,186
MTU Aero Engines Holding AG	2,453	134,489

1058

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GERMANY — (Continued)
MVV Energie AG	364	$15,058
*Nemetschek AG	707	20,145
#*Nordex SE	1,260	13,070
Pfeiffer Vacuum Technology AG	432	32,192
*Pfleiderer AG	3,100	19,105
*PNE Wind AG	4,299	13,425
*QSC AG	2,060	4,037
Rational AG	151	24,687
Renk AG	457	34,642
#*Repower Systems AG	62	10,105
Rheinmetall AG	1,941	135,110
Rhoen-Klinikum AG	7,370	189,450
*Roth & Rau AG	699	22,745
Sartorius AG	335	9,413
*Senator Entertainment AG	140	61
#*SGL Carbon SE	2,674	86,691
#*Singulus Technologies AG	700	5,668
Sixt AG	900	26,403
*Sky Deutschland AG	22,676	48,971
#Software AG	1,603	183,481
#*Solon SE	370	2,564
#Stada Arzneimittel AG	4,339	170,130
STINAG Stuttgarter Invest AG	1,000	24,286
Symrise AG	8,168	207,826
#Takkt AG	1,500	16,784
*Technotrans AG	637	4,676
Tognum AG	2,339	48,395
#*Versatel AG	1,439	13,552
#Vossloh AG	800	83,083
Wincor Nixdorf AG	1,480	100,656
#Wirecard AG	3,775	41,941

TOTAL GERMANY		3,838,340

GREECE — (0.8%)
*Agricultural Bank of Greece S.A.	13,536	24,415
Alapis Holdings Industrial & Commercial S.A.	39,868	16,335
*Anek Lines S.A.	6,610	3,423
*Astir Palace Hotels S.A.	2,100	6,731
*Attica Bank S.A.	5,715	8,824
Bank of Greece S.A.	1,143	61,338
Ellaktor S.A.	9,312	43,868
EYDAP Athens Water Supply & Sewage Co. S.A.	1,743	14,437
*Forthnet S.A.	5,680	6,185
Fourlis Holdings S.A.	2,390	23,786
*Frigoglass S.A.	750	10,123
GEK Terna S.A.	4,087	23,989
*Geniki Bank S.A.	11,248	9,550
*Halkor S.A.	2,770	3,163
Hellenic Exchanges S.A.	1,918	15,768
*Heracles General Cement Co. S.A.	5,400	37,332
Iaso S.A.	3,087	10,865
*Intracom Holdings S.A.	5,500	5,672
J&P-Avax S.A.	3,100	7,600
*Lambrakis Press S.A.	6,399	9,427
Marfin Investment Group S.A.	9,260	17,750
Metka S.A.	1,850	24,036
Michaniki S.A.	3,160	3,179
Motor Oil (Hellas) Corinth Refineries S.A.	2,329	28,417
Mytilineos Holdings S.A.	4,200	25,919
S&B Industrial Minerals S.A.	1,349	8,464
*Sidenor Steel Products Manufacturing Co. S.A.	2,262	8,963

1059

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Technical Olympic S.A.	6,875	$3,844
Titan Cement Co. S.A.	3,511	93,427
*TT Hellenic Postbank S.A.	10,394	45,720
Viohalco S.A.	9,200	41,549

TOTAL GREECE		644,099

HONG KONG — (1.8%)
Alco Holdings, Ltd.	68,000	24,130
Allied Group, Ltd.	17,600	61,965
*Apac Resources, Ltd.	140,000	11,930
Asia Financial Holdings, Ltd.	54,874	19,968
Asia Satellite Telecommunications Holdings, Ltd.	11,500	17,448
Asia Standard International Group, Ltd.	24,940	4,364
*Associated International Hotels, Ltd.	28,000	56,788
*Beijing Enterprises Water Group, Ltd.	24,000	9,473
Cafe de Coral Holdings, Ltd.	12,000	28,921
Century City International, Ltd.	39,400	3,051
Champion Technology Holdings, Ltd.	60,804	2,015
Chen Hsong Holdings, Ltd.	30,000	12,411
Chevalier International Holdings, Ltd.	4,000	3,579
China Hong Kong Photo Products Holdings, Ltd.	90,000	7,379
*China Precious Metal Resources Holdings Co., Ltd.	72,000	21,699
*China Solar Energy Holdings, Ltd.	330,000	8,591
*China WindPower Group, Ltd.	80,000	8,720
Chong Hing Bank, Ltd.	11,000	21,414
Chow Sang Sang Holdings, Ltd.	18,000	30,795
*Citic 1616 Holdings, Ltd.	55,000	17,788
City Telecom, Ltd.	32,239	23,831
*CK Life Sciences International Holdings, Inc.	152,000	9,909
*CNNC International, Ltd.	5,000	4,701
Cross-Harbour Holdings, Ltd. (The)	30,658	27,353
*Dah Chong Hong Holdings, Ltd.	28,000	18,363
*Dah Sing Banking Group, Ltd.	15,600	21,068
*Dah Sing Financial Holdings, Ltd.	2,800	15,903
Dickson Concepts International, Ltd.	14,500	8,852
DVN Holdings, Ltd.	68,000	5,704
Dynamic Holdings, Ltd.	20,000	4,402
*EganaGoldpfeil Holdings, Ltd.	85,130	—
Emperor International Holdings, Ltd.	86,000	18,558
*EPI Holdings, Ltd.	7,132	149
*Extrawell Pharmaceutical Holdings, Ltd.	10,000	1,455
Far East Consortium International, Ltd.	48,560	14,085
*Fountain SET Holdings, Ltd.	28,000	4,664
Fubon Bank Hong Kong, Ltd.	34,000	14,611
*Galaxy Entertainment Group, Ltd.	20,000	9,342
Giordano International, Ltd.	66,000	30,525
Glorious Sun Enterprises, Ltd.	48,000	20,169
Golden Resorts Group, Ltd.	244,000	15,336
*Goldin Properties Holdings, Ltd.	30,000	12,210
*Grande Holdings, Ltd.	28,000	2,469
Hang Ten Group Holdings, Ltd.	93	8
Harbour Centre Development, Ltd.	13,500	11,929
HKR International, Ltd.	34,533	13,271
Hung Hing Printing Group, Ltd.	29,815	9,316
Integrated Distribution Services Group, Ltd.	8,000	14,469
*Johnson Electric Holdings, Ltd.	58,500	32,948
K Wah International Holdings, Ltd.	62,078	22,336
*Lai Sun Development Co., Ltd.	625,000	11,806
*Lijun International Pharmaceutical Holding, Ltd.	50,000	16,779
Liu Chong Hing Investment, Ltd.	18,000	19,913
Lung Kee (Bermuda) Holdings, Ltd.	26,000	14,624

1060

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
#*Melco International Development, Ltd.	32,000	$14,580
Midland Holdings, Ltd.	34,000	31,197
Miramar Hotel & Investment Co., Ltd.	20,000	20,578
*Neo-Neon Holdings, Ltd.	25,000	17,220
*Next Media, Ltd.	38,000	7,024
*Norstar Founders Group, Ltd.	56,000	—
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	70,000	9,840
Pacific Basin Shipping, Ltd.	18,000	13,611
*Pacific Century Premium Developments, Ltd.	60,000	24,190
Pacific Textile Holdings, Ltd.	29,000	17,065
*Phoenix Satellite Television Holdings, Ltd.	34,000	8,402
Public Financial Holdings, Ltd.	24,000	12,568
*PYI Corp., Ltd.	169,839	7,538
Regal Hotels International Holdings, Ltd.	29,000	10,970
*Rising Development Holdings, Ltd.	30,000	7,142
Sa Sa International Holdings, Ltd.	46,000	38,261
Sea Holdings, Ltd.	38,000	19,324
Shui On Construction and Materials, Ltd.	6,000	8,684
*Siberian Mining Group Co., Ltd.	50,000	2,254
*Singamas Container Holdings, Ltd.	90,000	16,123
Smartone Telecommunications Holdings, Ltd.	18,000	20,187
Solomon Systech International, Ltd.	58,000	5,541
*Stella International Holdings, Ltd.	11,500	23,524
Sun Hung Kai & Co., Ltd.	24,000	24,464
Tai Cheung Holdings, Ltd.	25,000	14,907
*TaiFook Securities Group, Ltd.	8,000	5,686
Techtronic Industries Co., Ltd.	24,000	24,939
Texwinca Holdings, Ltd.	30,000	32,047
Transport International Holdings, Ltd.	4,800	16,921
*United Laboratories, Ltd. (The)	20,000	22,979
Upbest Group, Ltd.	74,000	8,211
*Value Partners Group, Ltd.	5,000	3,410
Varitronix International, Ltd.	20,009	7,215
Vitasoy International Holdings, Ltd.	56,000	42,574
*Vongroup, Ltd.	190,000	3,937
*VST Holdings, Ltd.	28,000	10,205
*Wai Kee Holdings, Ltd.	52,000	12,730
Wing On Co. International, Ltd.	18,000	28,704

TOTAL HONG KONG		1,418,239

IRELAND — (0.8%)
*Aer Lingus Group P.L.C.	12,225	11,948
C&C Group P.L.C.	14,715	70,405
DCC P.L.C. (0242493)	3,673	98,103
DCC P.L.C. (4189477)	862	23,103
FBD Holdings P.L.C.	1,308	13,602
Glanbia P.L.C.	12,578	53,646
Grafton Group P.L.C.	3,440	16,614
Greencore Group P.L.C.	7,524	13,481
*Independent News & Media P.L.C.	31,542	5,849
Irish Continental Group P.L.C.	1,483	33,283
*Irish Life & Permanent Group Holdings P.L.C.	4,180	16,871
*Kenmare Resources P.L.C.	50,648	10,198
*Kingspan Group P.L.C.	7,161	67,060
Paddy Power P.L.C. (0258810)	1,777	62,462
Paddy Power P.L.C. (4828974)	765	26,902
United Drug P.L.C.	18,534	64,480
*Waterford Wedgwood P.L.C.	70,325	—

TOTAL IRELAND		588,007

1061

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (2.9%)
ACEA SpA	3,393	$34,547
Acegas-APS SpA	1,710	9,657
Actelios SpA	1,592	7,663
*Aedes SpA	2,841	816
*Amplifon SpA	2,320	12,068
Ansaldo STS SpA	2,808	51,418
*Arnoldo Mondadori Editore SpA	7,418	28,766
#Astaldi SpA	3,158	23,682
*Autogrill SpA	4,927	60,015
Azimut Holding SpA	8,768	98,803
Banca Generali SpA	2,496	26,717
*Banca Intermobiliare SpA	5,000	27,639
#Banca Piccolo Credito Valtellinese Scarl	9,996	62,640
Banca Popolare dell’Etruria e del Lazio Scarl	2,881	14,325
*Banca Profilo SpA	12,870	9,341
#Banco di Desio e della Brianza SpA	5,000	25,991
#Benetton Group SpA	3,983	34,242
#Brembo SpA	1,837	14,434
Bulgari SpA	9,945	82,661
Buzzi Unicem SpA	4,209	62,573
*C.I.R. SpA - Compagnie Industriali Riunite	17,000	36,023
Caltagirone Editore SpA	3,000	8,393
*Carraro SpA	1,070	3,635
Cementir Holding SpA	2,366	9,321
*Class Editore SpA	3,300	2,486
#Credito Artigiano SpA	3,415	7,755
#Credito Bergamasco SpA	555	18,647
*Credito Emiliano SpA	5,091	31,098
Danieli & Co. SpA	2,142	54,098
Davide Campari - Milano SpA	8,496	86,741
#De Longhi SpA	8,000	34,320
DiaSorin SpA	1,751	65,281
ERG SpA	3,547	48,776
#Esprinet SpA	1,098	10,990
*Fastweb SpA	679	13,058
*Gemina SpA	34,444	28,689
#Geox SpA	3,764	24,363
Gewiss SpA	4,000	17,069
*Gruppo Coin SpA	2,813	20,017
*Gruppo Editoriale L’Espresso SpA	7,849	23,607
Hera SpA	44,932	95,377
*Immsi SpA	8,658	10,209
Impregilo SpA	11,844	36,880
*Indesit Co. SpA	2,500	33,684
Industria Macchine Automatiche SpA	1,436	28,072
Intek SpA	6,069	4,508
*Interpump Group SpA	2,893	14,529
#Iride SpA	16,820	31,925
*Italmobiliare SpA	273	10,013
KME Group SpA	17,854	6,836
*Maire Tecnimont SpA	16,000	65,652
#*Mariella Burani SpA	427	1,434
MARR SpA	2,435	22,562
#Milano Assicurazioni SpA	11,050	26,253
*Pirelli & Co. Real Estate SpA	20,170	11,185
*Pirelli & Co. SpA	157,079	90,378
*Premafin Finanziaria SpA	21,959	29,866
Prysmian SpA	6,170	111,098
#Recordati SpA	9,617	72,337
SAES Getters SpA	616	4,855
Societa Iniziative Autostradali e Servizi SpA	5,499	50,600

1062

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
ITALY — (Continued)
#*Societe Cattolica di Assicurazoni Scrl SpA	2,483	$77,887
*Sogefi SpA	3,015	8,784
Sol SpA	2,651	15,479
*Sorin SpA	10,530	20,742
*Telecom Italia Media SpA	3,441	3,410
Tod’s SpA	1,030	75,571
Trevi Finanziaria SpA	999	16,468
Vianini Lavori SpA	3,006	18,563
Vittoria Assicurazioni SpA	2,848	14,870

TOTAL ITALY		2,242,392

JAPAN — (18.7%)
Achilles Corp.	6,000	8,971
Adeka Corp.	5,200	49,271
#*Aderans Holdings Co., Ltd.	2,400	29,502
Advan Co., Ltd.	2,000	14,176
Aeon Fantasy Co., Ltd.	1,152	14,924
#Ahresty Corp.	700	7,929
#Ai Holdings Corp.	3,200	11,390
Aica Kogyo Co., Ltd.	3,000	31,275
Aichi Bank, Ltd. (The)	600	41,734
Aichi Machine Industry Co., Ltd.	5,000	20,457
Aichi Steel Corp.	7,000	30,306
Aichi Tokei Denki Co., Ltd.	3,000	9,537
*Aida Engineering, Ltd.	4,000	16,726
Aiphone Co., Ltd.	1,100	18,745
#Akebono Brake Industry Co., Ltd.	4,000	21,124
Akita Bank, Ltd. (The)	15,000	57,305
Aloka Co., Ltd.	2,000	19,430
*Alpine Electronics, Inc.	2,900	40,934
Alps Logistics Co., Ltd.	1,000	10,646
Amano Corp.	3,000	29,120
#Ando Corp.	7,000	10,518
#*Anritsu Corp.	5,000	23,785
#AOC Holdings, Inc.	1,800	11,671
AOI Electronic Co., Ltd.	900	17,001
AOKI Holdings, Inc.	1,600	22,567
Aomori Bank, Ltd. (The)	13,000	30,764
Aoyama Trading Co., Ltd.	3,200	55,368
Arakawa Chemical Industries, Ltd.	1,800	22,612
#Ariake Japan Co., Ltd.	900	13,448
#Arisawa Manufacturing Co., Ltd.	1,000	7,829
Aronkasei Co., Ltd.	4,000	17,401
As One Corp.	990	17,313
Asahi Diamond Industrial Co., Ltd.	5,000	51,960
Asahi Holdings, Inc.	1,100	18,665
Asahi Kogyosha Co., Ltd.	3,000	12,023
#Asahi Organic Chemicals Industry Co., Ltd.	3,000	7,341
*Asahi Tec Corp.	80,000	40,366
#Asatsu-DK, Inc.	1,000	26,533
*Ashimori Industry Co., Ltd.	3,000	4,764
ASKA Pharmaceutical Co., Ltd.	2,000	13,509
Asunaro Aoki Construction Co., Ltd.	4,000	17,589
Atsugi Co., Ltd.	15,000	19,830
Avex Group Holdings, Inc.	1,300	11,984
Bando Chemical Industries, Ltd.	5,000	15,881
Bank of Iwate, Ltd. (The)	700	38,350
Bank of Nagoya, Ltd. (The)	8,000	30,227
Bank of Okinawa, Ltd. (The)	1,100	45,281
Bank of Saga, Ltd. (The)	6,000	16,995
Bank of the Ryukyus, Ltd.	4,000	43,492

1063

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Belluna Co., Ltd.	1,400	$8,178
*Best Denki Co., Ltd.	2,500	7,392
Bookoff Corp.	1,000	9,579
CAC Corp.	1,700	13,784
*Calsonic Kansei Corp.	6,000	19,217
Canon Electronics, Inc.	1,500	38,771
Canon Finetech, Inc.	2,000	35,080
Cawachi, Ltd.	800	16,360
#*Cedyna Financial Corp.	3,886	6,596
Central Glass Co., Ltd.	11,000	52,924
Century Tokyo Leasing Corp.	3,469	45,697
#*CHI Group Co., Ltd.	400	1,644
*Chiba Kogyo Bank, Ltd. (The)	3,200	22,506
Chiyoda Co., Ltd.	1,700	21,549
Chofu Seisakusho Co., Ltd.	1,800	41,196
Chori Co., Ltd.	5,000	6,377
Chudenko Corp.	1,500	18,625
Chuetsu Pulp & Paper Co., Ltd.	8,000	14,923
*Chugai Mining Co., Ltd.	5,000	2,016
Chugai Ro Co., Ltd.	7,000	20,209
Chugoku Marine Paints, Ltd.	4,000	29,955
Chukyo Bank, Ltd. (The)	7,000	19,055
Chuo Spring Co., Ltd.	5,000	21,319
CKD Corp.	2,000	16,918
#*Clarion Co., Ltd.	13,000	28,522
Cleanup Corp.	2,000	16,225
#*CMK Corp.	2,000	14,755
Coca-Cola Central Japan Co., Ltd.	1,500	19,348
cocokara fine HOLDINGS, Inc.	879	17,473
#Colowide Co., Ltd.	4,200	21,303
*Columbia Music Entertainment, Inc.	3,000	1,644
Computer Engineering & Consulting, Ltd.	1,500	7,914
Corona Corp.	1,300	15,757
Cosel Co., Ltd.	1,600	22,397
#*CSK Holdings Corp.	1,058	5,380
#Cybozu, Inc.	41	17,311
#*Dai Nippon Toryo, Ltd.	11,000	12,330
Dai-Dan Co., Ltd.	3,000	16,508
#*Daido Metal Co., Ltd.	3,000	11,686
#*Daiei, Inc. (The)	3,400	15,762
Daifuku Co., Ltd.	2,000	15,034
Daihen Corp.	11,000	48,485
#Daiichi Jitsugyo Co., Ltd.	4,000	11,494
Daiken Corp.	9,000	24,543
*Daiki Aluminium Industry Co., Ltd.	3,000	8,784
#Daiko Clearing Services Corp.	1,000	4,347
Daikoku Denki Co., Ltd.	900	15,998
*Daikyo, Inc.	6,000	13,818
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	15,067
*Dainippon Screen Manufacturing Co., Ltd.	8,000	44,918
Daisan Bank, Ltd. (The)	7,000	19,170
#Daiseki Co., Ltd.	1,430	31,511
Daisyo Corp.	1,600	19,225
Daito Bank, Ltd. (The)	10,000	7,823
Daiwa Industries, Ltd.	3,000	15,397
#Daiwabo Holdings Co., Ltd.	8,000	21,639
DCM Japan Holdings Co., Ltd.	5,100	34,484
Denki Kogyo Co., Ltd.	3,000	16,560
Denyo Co., Ltd.	2,000	15,525
#Descente, Ltd.	5,000	30,566
Doutor Nichires Holdings Co., Ltd.	2,212	33,131

1064

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
DTS Corp.	1,200	$14,498
Dydo Drinco, Inc.	500	18,551
#eAccess, Ltd.	40	31,911
Eagle Industry Co., Ltd.	2,000	14,692
#Edion Corp.	1,600	16,272
Ehime Bank, Ltd. (The)	6,000	17,027
Eighteenth Bank, Ltd. (The)	6,000	16,843
Eiken Chemical Co., Ltd.	2,000	19,233
Eizo Nanao Corp.	600	14,618
Enplas Corp.	700	13,370
ESPEC Corp.	2,000	16,974
Exedy Corp.	1,400	36,938
#Fancl Corp.	2,700	47,952
*FDK Corp.	7,000	11,625
Foster Electric Co., Ltd.	2,000	57,206
#France Bed Holdings Co., Ltd.	13,000	19,896
#Fuji Co., Ltd.	1,500	26,628
Fuji Corp, Ltd.	3,000	10,848
*Fuji Fire & Marine Insurance Co., Ltd.	13,000	20,263
*Fuji Kosan Co., Ltd.	6,000	6,052
#Fuji Kyuko Co., Ltd.	5,000	23,199
Fuji Soft, Inc.	2,700	47,446
Fujibo Holdings, Inc.	4,000	6,373
Fujicco Co., Ltd.	1,400	15,875
Fujikura Kasei Co., Ltd.	2,000	10,486
Fujita Kanko, Inc.	5,000	20,723
Fujitsu Frontech, Ltd.	2,000	15,455
Fujitsu General, Ltd.	6,000	30,509
*Fujiya Co., Ltd.	10,000	21,256
Fukuda Corp.	3,000	5,599
Fukui Bank, Ltd. (The)	12,000	37,251
Fukushima Bank, Ltd.	14,000	8,772
Fukuyama Transporting Co., Ltd.	7,000	36,549
*Furukawa Co., Ltd.	18,000	22,194
Furusato Industries, Ltd.	1,000	6,473
Fuso Pharmaceutical Industries, Ltd.	5,000	15,539
Futaba Corp.	1,200	24,391
Future Architect, Inc.	26	10,184
Fuyo General Lease Co., Ltd.	1,000	28,909
#Gakken Holdings Co., Ltd.	3,000	6,539
Gecoss Corp.	3,500	14,412
GEO Co., Ltd.	18	19,521
GLOBERIDE, Inc.	10,000	12,300
GMO Internet, Inc.	1,500	6,163
Godo Steel, Ltd.	6,000	16,519
#Gulliver International Co., Ltd.	220	8,115
#Gun Ei Chemical Industry Co., Ltd.	7,000	16,787
Gunze, Ltd.	9,000	32,838
Hakuto Co., Ltd.	1,400	14,651
Hanwa Co., Ltd.	10,000	42,667
Happinet Corp.	900	11,244
Harashin Narus Holdings Co., Ltd.	1,200	13,621
Haruyama Trading Co., Ltd.	1,400	6,512
Heiwado Co., Ltd.	2,500	31,931
Hibiya Engineering, Ltd.	3,000	29,242
Higashi-Nippon Bank, Ltd.	4,000	7,367
Hikari Tsushin, Inc.	1,400	28,195
HIS Co., Ltd.	700	14,338
Hitachi Cable, Ltd.	10,000	28,451
#Hitachi Koki Co., Ltd.	2,900	32,122
Hitachi Kokusai Electric, Inc.	4,320	44,944

1065

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Hitachi Medical Corp.	2,000	$17,868
#Hitachi Zosen Corp.	34,500	48,877
#Hodogaya Chemical Co., Ltd.	4,000	15,197
Hogy Medical Co., Ltd.	1,100	55,142
Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	14,967
Hokkaido Gas Co., Ltd.	4,000	10,366
Hokkan Holdings, Ltd.	6,000	17,083
Hokuetsu Bank, Ltd. (The)	7,000	11,342
Hokuetsu Kishu Paper Co., Ltd.	7,000	35,293
Hokuriku Electric Industry Co., Ltd.	4,000	7,979
Hokuto Corp.	1,000	21,332
Hosiden Corp.	2,400	30,309
*Howa Machinery, Ltd.	5,000	4,767
*Ichikoh Industries, Ltd.	4,000	6,878
Ichiyoshi Securities Co., Ltd.	2,000	14,413
Icom, Inc.	700	19,302
#Iino Kaiun Kaisha, Ltd.	7,300	46,748
Imperial Hotel, Ltd.	550	11,278
#*Impress Holdings, Inc.	3,100	6,852
Inaba Denki Sangyo Co., Ltd.	1,000	24,700
Inaba Seisakusho Co., Ltd.	1,200	12,178
Inabata & Co., Ltd.	4,000	20,076
Inageya Co., Ltd.	2,000	20,453
Ines Corp.	3,600	30,527
Inui Steamship Co., Ltd.	1,500	10,988
*Invoice, Inc.	311	4,721
#*Iseki & Co., Ltd.	14,000	44,158
*Ishihara Sangyo Kaisha, Ltd.	24,000	21,796
Itochu Enex Co., Ltd.	4,000	19,800
Itochu-Shokuhin Co., Ltd.	600	18,997
Itoham Foods, Inc.	5,000	18,197
Itoki Corp.	3,000	9,153
#Iwasaki Electric Co., Ltd.	4,000	9,303
Iwatani International Corp.	11,000	31,799
*Iwatsu Electric Co., Ltd.	3,000	2,815
Izumiya Co., Ltd.	7,000	36,784
Jamco Corp.	2,000	10,965
*Janome Sewing Machine Co., Ltd.	14,000	11,626
Japan Aviation Electronics Industry, Ltd.	2,000	14,962
Japan Business Computer Co., Ltd.	2,000	12,436
Japan Cash Machine Co., Ltd.	1,700	15,620
Japan Digital Laboratory Co., Ltd.	2,300	28,003
Japan Medical Dynamic Marketing, Inc.	770	2,294
Japan Pulp & Paper Co., Ltd.	5,000	17,689
Japan Radio Co., Ltd.	7,000	18,449
Japan Transcity Corp.	3,000	9,906
Japan Vilene Co., Ltd.	3,000	13,936
Japan Wool Textile Co., Ltd. (The)	6,000	47,205
Jeol, Ltd.	5,000	18,054
J-Oil Mills, Inc.	6,000	19,797
#Joshin Denki Co., Ltd.	2,000	19,447
JS Group Corp.	80	1,569
JSP Corp.	1,900	22,383
#*Juki Corp.	7,000	13,545
#*JVC Kenwood Holdings, Inc.	69,700	37,604
#Kadokawa Holdings, Inc.	700	16,144
Kaga Electronics Co., Ltd.	900	9,710
Kakaku.com, Inc.	14	52,709
Kaken Pharmaceutical Co., Ltd.	7,000	56,772
Kameda Seika Co., Ltd.	1,200	21,451
Kamei Corp.	2,000	9,675

1066

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kanaden Corp.	3,000	$16,224
Kanagawa Chuo Kotsu Co., Ltd.	4,000	21,089
Kanamoto Co., Ltd.	2,000	9,785
*Kanematsu Corp.	11,025	10,033
Kanto Auto Works, Ltd.	2,900	23,592
#Kanto Denka Kogyo Co., Ltd.	4,000	29,360
Kanto Natural Gas Development Co., Ltd.	2,000	10,848
Kato Sangyo Co., Ltd.	2,000	31,120
Kato Works Co., Ltd.	4,000	9,289
KAWADA Technologies, Inc.	200	3,343
#Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	9,879
*Kayaba Industry Co., Ltd.	16,000	60,737
Keihin Corp.	1,200	22,745
#Keiyo Co., Ltd.	2,000	9,876
*Kenedix, Inc.	15	5,209
Kentucky Fried Chicken Japan, Ltd.	1,000	18,325
Key Coffee, Inc.	1,400	23,313
#*Kinki Nippon Tourist Co., Ltd.	6,000	6,248
#Kintetsu World Express, Inc.	1,200	28,628
Kirayaka Bank, Ltd.	10,000	9,340
#Kisoji Co., Ltd.	1,200	24,647
#*Kitagawa Iron Works Co., Ltd.	7,000	12,448
Kita-Nippon Bank, Ltd. (The)	400	10,518
Kitz Corp.	4,000	22,801
Kiyo Holdings, Inc.	48,000	62,672
Koa Corp.	1,500	17,947
Koatsu Gas Kogyo Co., Ltd.	4,000	22,483
Kohnan Shoji Co., Ltd.	2,000	25,503
Koike Sanso Kogyo Co., Ltd.	4,000	11,910
#Kojima Co., Ltd.	2,300	19,572
Kokuyo Co., Ltd.	5,900	55,058
Komatsu Seiren Co., Ltd.	4,000	16,584
Komeri Co., Ltd.	800	20,348
Komori Corp.	3,200	42,306
Konaka Co., Ltd.	1,760	7,125
Konishi Co., Ltd.	2,000	23,064
#Kosei Securities Co., Ltd.	4,000	4,411
*Kumagai Gumi Co., Ltd.	8,000	6,846
Kurabo Industries, Ltd.	13,000	23,393
Kureha Corp.	12,000	59,117
*Kurimoto, Ltd.	11,000	20,318
#Kuroda Electric Co., Ltd.	1,200	18,125
Kyoden Co., Ltd.	3,000	5,784
Kyodo Printing Co., Ltd.	9,000	26,231
Kyodo Shiryo Co., Ltd.	5,000	6,417
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	8,777
Kyokuyo Co., Ltd.	9,000	18,022
Kyosan Electric Manufacturing Co., Ltd.	5,000	25,219
Kyowa Exeo Corp.	4,000	32,986
Kyudenko Corp.	3,000	17,437
Life Corp.	2,000	32,944
Macnica, Inc.	800	18,455
Maeda Corp.	6,000	20,057
Maeda Road Construction Co., Ltd.	6,000	51,429
Maezawa Kasei Industries Co., Ltd.	1,200	11,550
Maezawa Kyuso Industries Co., Ltd.	1,200	15,937
*Makino Milling Machine Co., Ltd.	4,000	27,724
#Mandom Corp.	800	21,220
Mars Engineering Corp.	700	13,852
Marubun Corp.	1,900	13,988
Marudai Food Co., Ltd.	5,000	13,830

1067

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Maruetsu, Inc. (The)	5,000	$20,858
#Maruha Nichiro Holdings, Inc.	22,525	31,681
Marukyu Co., Ltd.	2,000	19,902
Marusan Securities Co., Ltd.	6,000	36,418
Maruwa Co., Ltd.	700	14,794
*Maruyama Manufacturing Co, Inc.	3,000	6,510
Maruzen Showa Unyu Co., Ltd.	6,000	21,869
#Matsuda Sangyo Co., Ltd.	1,225	21,827
#*Matsuya Co., Ltd.	2,000	21,270
#Matsuya Foods Co., Ltd.	1,000	14,365
Max Co., Ltd.	2,000	21,672
Maxvalu Tokai Co., Ltd.	1,000	11,047
#Megachips Corp.	1,900	27,886
Megmilk Snow Brand Co., Ltd.	1,300	21,893
Meitec Corp.	800	16,796
#Meito Sangyo Co., Ltd.	1,200	16,376
Meiwa Estate Co., Ltd.	1,700	12,095
*Meiwa Trading Co., Ltd.	3,000	9,054
Melco Holdings, Inc.	1,400	38,994
Michinoku Bank, Ltd. (The)	5,000	9,839
Mikuni Coca-Cola Bottling Co., Ltd.	3,000	23,782
Mimasu Semiconductor Industry Co., Ltd.	1,219	18,096
Minato Bank, Ltd. (The)	21,000	27,163
Ministop Co., Ltd.	1,500	21,673
*Misawa Homes Co., Ltd.	2,000	9,714
Misawa Resort Co., Ltd.	4,000	7,326
Mitani Corp.	1,200	7,255
*Mitsubishi Paper Mills, Ltd.	13,000	16,418
*Mitsubishi Steel Manufacturing Co., Ltd.	5,000	12,353
Mitsuboshi Belting, Ltd.	5,000	24,653
#*Mitsui High-Tec, Inc.	3,300	28,377
Mitsui-Soko Co., Ltd.	10,000	40,699
Mitsuuroko Co., Ltd.	3,000	21,320
#Miura Co., Ltd.	2,000	48,904
Miyazaki Bank, Ltd. (The)	6,000	17,712
Mizuno Corp.	9,000	40,086
#Modec, Inc.	800	14,630
Morinaga & Co., Ltd.	16,000	35,192
Morinaga Milk Industry Co., Ltd.	14,000	56,561
Morita Holdings Corp.	4,000	20,278
#MOS Food Services, Inc.	2,000	32,431
Moshi Moshi Hotline, Inc.	1,000	20,580
Nachi-Fujikoshi Corp.	13,000	39,038
Nagano Bank, Ltd. (The)	6,000	11,774
Nagatanien Co., Ltd.	2,000	18,409
Nakamuraya Co., Ltd.	3,000	14,589
*Nakayama Steel Works, Ltd.	5,000	8,281
NEC Fielding, Ltd.	1,200	16,171
NEC Mobiling, Ltd.	1,100	27,821
Net One Systems Co., Ltd.	31	44,936
*Netmarks, Inc.	7	1,564
#*New Japan Radio Co., Ltd.	3,000	9,874
Nichia Steel Works, Ltd.	4,000	11,745
Nichias Corp.	4,000	17,073
Nichicon Corp.	1,900	25,432
Nichii Gakkan Co.	1,600	15,658
Nichireki Co., Ltd.	2,000	10,081
Nidec Copal Corp.	1,800	29,940
Nidec Sankyo Corp.	1,000	8,816
#Nidec Tosok Corp.	1,600	30,461
Nifco, Inc.	2,000	44,725

1068

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
#Nihon Dempa Kogyo Co., Ltd.	600	$13,028
#Nihon Eslead Corp.	1,000	10,288
Nihon Kohden Corp.	2,000	38,283
Nihon Nohyaku Co., Ltd.	5,000	27,743
Nihon Parkerizing Co., Ltd.	2,000	28,625
Nihon Yamamura Glass Co., Ltd.	8,000	26,051
Nikkiso Co., Ltd.	4,000	31,341
Nippo Corp.	4,000	30,873
Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	12,034
Nippon Carbon Co., Ltd.	5,000	18,027
Nippon Ceramic Co., Ltd.	1,000	12,258
Nippon Chemical Industrial Co., Ltd.	2,000	4,915
*Nippon Chemi-Con Corp.	5,000	20,690
#Nippon Chemiphar Co., Ltd.	3,000	9,174
Nippon Coke & Engineering Co., Ltd.	12,500	23,239
Nippon Concrete Industries Co., Ltd.	3,000	5,027
#Nippon Denko Co., Ltd.	6,000	42,406
Nippon Densetsu Kogyo Co., Ltd.	2,000	18,774
Nippon Denwa Shisetu Co., Ltd.	5,000	15,535
Nippon Filcon Co., Ltd.	2,000	11,051
Nippon Flour Mills Co., Ltd.	8,000	37,920
#Nippon Gas Co., Ltd.	2,000	27,798
Nippon Kasei Chemical Co., Ltd.	5,000	9,721
*Nippon Kinzoku Co., Ltd.	3,000	5,555
Nippon Koei Co., Ltd.	5,000	15,262
Nippon Konpo Unyu Soko Co., Ltd.	4,000	47,593
*Nippon Koshuha Steel Co., Ltd.	10,000	12,565
*Nippon Light Metal Co., Ltd.	31,000	44,942
#Nippon Metal Industry Co., Ltd.	8,000	12,200
#Nippon Pillar Packing Co., Ltd.	2,000	14,142
*Nippon Piston Ring Co., Ltd.	7,000	8,989
Nippon Seiki Co., Ltd.	1,000	10,998
Nippon Shinyaku Co., Ltd.	3,000	34,533
Nippon Signal Co., Ltd.	3,000	25,813
Nippon Soda Co., Ltd.	8,000	35,855
#Nippon Suisan Kaisha, Ltd.	10,500	30,383
#Nippon Synthetic Chemical Industry Co., Ltd. (The)	3,000	21,162
#Nippon Thompson Co., Ltd.	3,000	20,345
#Nippon Valqua Industries, Ltd.	6,000	13,780
*Nippon Yakin Kogyo Co., Ltd.	4,000	14,806
Nipro Corp.	1,000	18,923
*NIS Group Co., Ltd.	2,639	788
Nishimatsu Construction Co., Ltd.	11,000	15,597
Nissan Shatai Co., Ltd.	3,000	22,491
Nissei Corp.	1,000	7,826
#Nissen Holdings Co., Ltd.	1,600	6,549
Nisshin Fudosan Co., Ltd.	1,400	10,144
#Nisshin Oillio Group, Ltd. (The)	10,000	52,699
Nittan Valve Co., Ltd.	2,000	6,971
Nittetsu Mining Co., Ltd.	3,000	13,356
Nitto Boseki Co., Ltd.	18,000	40,250
Nitto Kogyo Corp.	3,000	31,602
Nitto Seiko Co., Ltd.	3,000	11,337
#NOF Corp.	7,000	27,302
Nomura Co., Ltd.	4,000	15,132
Noritake Co., Ltd.	8,000	27,929
Noritsu Koki Co., Ltd.	1,200	9,533
Noritz Corp.	2,600	39,488
NS Solutions Corp.	1,400	31,601
#NSD Co., Ltd.	2,400	29,369
Oenon Holdings, Inc.	5,000	10,992

1069

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Oiles Corp.	1,728	$28,403
Oita Bank, Ltd. (The)	10,000	35,123
Okabe Co., Ltd.	4,000	15,263
Okamoto Industries, Inc.	6,000	24,310
Okamura Corp.	3,000	18,016
Okasan Securities Group, Inc.	10,000	45,289
Okinawa Electric Power Co., Ltd.	877	49,390
#*OKK Corp.	5,000	7,544
Okumura Corp.	4,000	13,603
*Okura Industrial Co., Ltd.	4,000	11,266
Okuwa Co., Ltd.	2,000	22,402
Olympic Corp.	1,800	12,334
ONO Sokki Co., Ltd.	3,000	11,771
Onoken Co., Ltd.	2,000	18,082
Organo Corp.	4,000	30,649
*Origin Electric Co., Ltd.	3,000	12,034
#Osaki Electric Co., Ltd.	3,000	28,560
OSG Corp.	2,000	23,794
Pacific Industrial Co., Ltd.	4,000	22,098
#PanaHome Corp.	4,000	26,824
Paramount Bed Co., Ltd.	1,700	32,054
Parco Co., Ltd.	2,000	17,771
Paris Miki Holdings, Inc.	1,000	9,668
*Pasco Corp.	1,000	1,991
Penta-Ocean Construction Co., Ltd.	18,000	30,146
#Pigeon Corp.	1,300	48,663
Piolax, Inc.	1,000	21,080
*Press Kogyo Co., Ltd.	9,000	28,376
Prima Meat Packers, Ltd.	5,000	5,631
Raito Kogyo Co., Ltd.	2,400	6,554
*Rasa Industries, Ltd.	3,000	3,581
#*Renesas Electronics Corp.	2,300	31,423
*Renown, Inc.	3,000	5,384
Resorttrust, Inc.	1,008	14,718
Rheon Automatic Machinery Co., Ltd.	2,000	5,294
Rhythm Watch Co., Ltd.	10,000	16,683
Ricoh Leasing Co., Ltd.	1,000	25,371
Right On Co., Ltd.	1,125	9,050
Riken Corp.	7,000	27,881
Riken Technos Corp.	5,000	15,678
Riken Vitamin Co., Ltd.	2,000	53,871
Ringer Hut Co., Ltd.	1,800	20,422
#RISA Partners, Inc.	19	11,993
Rock Field Co., Ltd.	300	4,254
Roland Corp.	2,000	28,296
Roland DG Corp.	900	14,807
Round One Corp.	1,200	9,784
Royal Holdings Co., Ltd.	2,000	19,703
*Ryobi, Ltd.	11,000	38,160
Ryoden Trading Co., Ltd.	3,000	17,400
Ryosan Co., Ltd.	2,100	55,993
Ryoshoku, Ltd.	1,100	26,132
Ryoyo Electro Corp.	2,000	20,387
#S Foods, Inc.	2,000	16,902
*Sagami Chain Co., Ltd.	2,000	12,664
*Sagami Co., Ltd.	3,000	4,295
Saibu Gas Co., Ltd.	24,000	64,535
#Saizeriya Co., Ltd.	1,700	33,059
Sakata INX Corp.	3,000	13,548
#Sakata Seed Corp.	2,000	27,803
Sala Corp.	4,000	23,557

1070

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
San-Ai Oil Co., Ltd.	4,000	$18,367
#Sanden Corp.	7,000	26,203
Sanei-International Co., Ltd.	500	7,292
Sankei Building Co., Ltd.	2,000	14,401
#*Sanken Electric Co., Ltd.	3,000	11,855
Sanki Engineering Co., Ltd.	5,000	40,513
Sankyo Seiko Co., Ltd.	4,000	11,586
*Sankyo-Tateyama Holdings, Inc.	16,000	23,651
Sanoh Industrial Co., Ltd.	3,000	23,968
#Sanrio Co., Ltd.	2,100	21,729
Sanshin Electronics Co., Ltd.	2,000	18,733
*Sansui Electric Co., Ltd.	28,000	1,179
Sanwa Holdings Corp.	5,000	18,627
Sanyo Chemical Industries, Ltd.	7,000	42,703
Sanyo Denki Co., Ltd.	4,000	21,918
Sanyo Shokai, Ltd.	4,000	14,343
*Sanyo Special Steel Co., Ltd.	6,000	26,351
#Sasebo Heavy Industries Co., Ltd.	7,000	14,951
Sato Corp.	2,100	27,366
Sato Shoji Corp.	2,000	12,279
Satori Electric Co., Ltd.	1,000	9,162
*Saxa Holdings, Inc.	4,000	7,519
Secom Joshinetsu Co., Ltd.	900	18,987
Secom Techno Service Co., Ltd.	500	13,791
Seika Corp.	8,000	18,522
Seikagaku Corp.	1,700	17,120
Seiko Holdings Corp.	3,307	7,843
Seiren Co., Ltd.	2,000	12,331
Sekisui Jushi Co., Ltd.	2,000	18,504
Sekisui Plastics Co., Ltd.	7,000	33,509
#Senko Co., Ltd.	6,000	23,738
Senshu Electric Co., Ltd.	1,000	11,524
Senshukai Co., Ltd.	3,000	16,897
*Shibaura Mechatronics Corp.	4,000	18,078
Shibusawa Warehouse Co., Ltd.	6,000	23,249
Shibuya Kogyo Co., Ltd.	2,100	17,180
Shikibo, Ltd.	9,000	13,823
Shikoku Bank, Ltd.	10,000	30,912
Shikoku Chemicals Corp.	3,000	16,930
#Shima Seiki Manufacturing Co., Ltd.	1,200	31,208
Shimachu Co., Ltd.	800	16,635
Shimizu Bank, Ltd.	400	14,875
Shinagawa Refractories Co., Ltd.	5,000	15,585
#*Shindengen Electric Manufacturing Co., Ltd.	3,000	10,151
Shin-Etsu Polymer Co., Ltd.	5,000	37,675
Shinkawa, Ltd.	1,000	16,709
Shinko Plantech Co., Ltd.	3,000	27,791
Shinko Shoji Co., Ltd.	2,000	21,389
Shinmaywa Industries, Ltd.	5,000	21,794
Shinnihon Corp.	4,000	11,622
#Shiroki Corp.	7,000	18,371
Shizuoka Gas Co., Ltd.	3,000	17,273
Sho-Bond Corp.	2,000	38,624
Shobunsha Publications, Inc.	1,300	9,396
#Shochiku Co., Ltd.	4,000	34,268
*Showa Corp.	1,400	10,099
Showa Sangyo Co., Ltd.	10,000	30,812
Siix Corp.	2,400	30,784
Sinanen Co., Ltd.	3,000	13,171
#Sinfonia Technology Co., Ltd.	6,000	13,148
#SMK Corp.	5,000	25,342

1071

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Sohgo Security Services Co., Ltd.	2,400	$26,766
SRA Holdings	1,000	9,572
Star Micronics Co., Ltd.	2,000	24,762
Starzen Co., Ltd.	4,000	10,347
#Stella Chemifa Corp.	900	34,659
Sumida Corp.	1,100	15,003
*Suminoe Textile Co., Ltd.	5,000	12,317
*Sumiseki Holdings, Inc.	2,300	2,551
Sumisho Computer Systems Corp.	1,100	18,123
#*Sumitomo Light Metal Industries, Ltd.	11,000	11,945
*Sumitomo Mitsui Construction Co., Ltd.	9,660	9,059
Sumitomo Osaka Cement Co., Ltd.	18,000	34,570
Sumitomo Pipe & Tube Co., Ltd.	3,000	20,038
#Sumitomo Precision Products Co., Ltd.	2,000	6,973
Sumitomo Seika Chemicals Co., Ltd.	4,000	15,293
Sumitomo Warehouse Co., Ltd.	11,000	52,229
SUNX, Ltd.	2,700	13,168
*SWCC Showa Holdings Co., Ltd.	12,000	13,072
*SxL Corp.	3,000	2,026
T RAD Co., Ltd.	5,000	14,861
T. Hasegawa Co., Ltd.	1,600	23,505
Tachi-S Co., Ltd.	2,100	24,805
Taihei Dengyo Kaisha, Ltd.	3,000	27,358
Taiho Kogyo Co., Ltd.	1,900	20,093
Taikisha, Ltd.	2,000	35,061
Takamatsu Construction Group Co., Ltd.	1,600	19,371
Takaoka Electric Manufacturing Co., Ltd.	4,000	14,715
Takara Holdings, Inc.	5,000	26,316
Takara Standard Co., Ltd.	5,000	32,763
Takasago International Corp.	7,000	35,445
#Takasago Thermal Engineering Co., Ltd.	6,000	53,218
*Takashima & Co., Ltd.	4,000	6,772
Takiron Co., Ltd.	3,000	9,026
*Takuma Co., Ltd.	6,000	14,718
Tamura Corp.	4,000	13,284
#*Teac Corp.	5,000	2,756
TECHNO ASSOCIE Co., Ltd.	1,800	12,783
Tecmo Koei Holdings Co., Ltd.	3,000	24,074
Teikoku Tsushin Kogyo Co., Ltd.	4,000	10,070
*Tekken Corp.	11,000	11,094
Tenma Corp.	2,000	24,491
TKC, Corp.	1,200	21,112
Toa Corp.	12,000	14,533
Toa Doro Kogyo Co., Ltd.	3,000	5,519
Toagosei Co., Ltd.	20,000	91,714
#*Tobishima Corp.	12,000	4,560
TOC Co., Ltd.	5,000	23,097
Tocalo Co., Ltd.	1,000	20,463
Tochigi Bank, Ltd.	7,000	29,321
Toda Corp.	17,000	61,556
Toei Co., Ltd.	5,000	26,047
Toenec Corp.	3,000	16,518
Toho Bank, Ltd.	14,000	43,999
Toho Zinc Co., Ltd.	4,000	18,948
Tohoku Bank, Ltd.	8,000	11,895
Tokai Corp.	5,000	26,968
Tokai Rubber Industries, Ltd.	2,700	33,151
Tokai Tokyo Financial Holdings, Inc.	19,000	73,504
*Toko, Inc.	8,000	15,116
Tokushu Tokai Holdings Co., Ltd.	5,189	13,872
Tokyo Dome Corp.	5,000	14,288

1072

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Tokyo Energy & Systems, Inc.	2,000	$14,009
*Tokyo Kikai Seisakusho, Ltd.	6,000	7,403
Tokyo Ohka Kogyo Co., Ltd.	2,700	56,554
Tokyo Rakutenchi Co., Ltd.	5,000	19,300
#Tokyo Rope Manufacturing Co., Ltd.	4,000	10,515
#*Tokyo Seimitsu Co., Ltd.	1,000	17,059
Tokyo Style Co., Ltd.	4,000	33,148
Tokyo Tekko Co., Ltd.	3,000	9,041
Tokyo Theatres Co., Inc.	6,000	9,790
#Tokyo Tomin Bank, Ltd.	1,000	12,136
Tokyotokeiba Co., Ltd.	7,000	10,250
#Tokyu Community Corp.	1,000	25,374
#Tokyu Construction Co., Ltd.	5,880	16,709
Tokyu Livable, Inc.	1,800	18,910
Tokyu Recreation Co., Ltd.	3,000	17,370
Toli Corp.	6,000	12,102
Tomato Bank, Ltd.	9,000	17,925
Tomen Electronics Corp.	800	9,804
*TOMONY Holdings, Inc.	10,000	34,385
Tomy Co., Ltd.	1,317	10,191
Tonami Holdings Co., Ltd.	3,000	6,705
Topy Industries, Ltd.	16,000	37,966
Torishima Pump Manufacturing Co., Ltd.	2,000	41,286
#Toshiba Machine Co., Ltd.	5,000	21,705
Toshiba Plant Kensetsu Co., Ltd.	4,000	48,499
Toshiba TEC Corp.	8,000	33,205
*Tosho Printing Co., Ltd.	5,000	8,966
Totetsu Kogyo Co., Ltd.	3,000	17,314
*Totoku Electric Co., Ltd.	3,000	3,493
Tottori Bank, Ltd.	6,000	16,128
Touei Housing Corp.	900	9,762
*Towa Bank, Ltd.	10,000	7,840
#Towa Pharmaceutical Co., Ltd.	900	52,112
#Toyo Construction Co., Ltd.	18,000	10,878
Toyo Corp.	3,000	33,573
Toyo Electric Co., Ltd.	5,000	31,880
Toyo Engineering Corp.	11,000	40,189
Toyo Ink Manufacturing Co., Ltd.	15,000	63,678
Toyo Kanetsu K.K.	12,000	25,645
Toyo Kohan Co., Ltd.	3,000	16,833
Toyo Securities Co., Ltd.	5,000	9,723
Toyo Tire & Rubber Co., Ltd.	8,000	18,055
#Toyobo Co., Ltd.	22,000	36,767
*Trans Cosmos, Inc.	1,100	10,100
Trusco Nakayama Corp.	1,400	23,140
Tsubakimoto Chain Co.	9,000	41,293
Tsukishima Kikai Co., Ltd.	3,000	22,085
*Tsukuba Bank, Ltd.	1,700	5,226
Tsurumi Manufacturing Co., Ltd.	2,000	13,732
Tsutsumi Jewelry Co., Ltd.	800	18,709
Ube Material Industries, Ltd.	6,000	16,744
Uchida Yoko Co., Ltd.	4,000	12,839
*Uniden Corp.	2,000	6,562
#Unimat Offisco Corp.	1,200	17,070
*Unitika, Ltd.	33,000	28,016
U-Shin, Ltd.	2,000	19,374
Valor Co., Ltd.	2,000	16,214
VITAL KSK HOLDINGS, Inc.	2,800	16,697
Warabeya Nichiyo Co., Ltd.	1,200	14,334
#Watami Food Service Co., Ltd.	1,400	24,981
Wood One Co., Ltd.	3,000	9,643

1073

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Xebio Co., Ltd.	1,500	$31,982
YAMABIKO Corp.	615	7,043
#Yamagata Bank, Ltd.	11,000	47,661
#*Yamaichi Electronics Co., Ltd.	1,600	6,536
Yamanashi Chuo Bank, Ltd.	11,000	48,365
#Yamazen Co., Ltd.	3,000	12,987
Yaoko Co., Ltd.	500	14,407
Yasuda Warehouse Co., Ltd. (The)	2,000	12,457
Yellow Hat, Ltd.	1,800	12,456
Yodogawa Steel Works, Ltd.	9,000	39,702
Yokohama Reito Co., Ltd.	3,000	21,504
Yokowo Co., Ltd.	1,700	11,562
Yomeishu Seizo Co., Ltd.	2,000	19,037
Yomiuri Land Co., Ltd.	3,000	10,196
Yondenko Corp.	2,100	9,898
Yonekyu Corp.	2,000	18,859
#Yorozu Corp.	1,900	29,617
#Yoshinoya Holdings Co., Ltd.	23	24,057
Yurtec Corp.	4,000	18,424
Yushiro Chemical Industry Co., Ltd.	1,000	12,677
Zenrin Co., Ltd.	1,800	23,924
#Zensho Co., Ltd.	2,100	15,885
Zeon Corp.	10,000	60,375
#ZERIA Pharmaceutical Co., Ltd.	2,000	19,855
Zuken, Inc.	2,000	15,953

TOTAL JAPAN		14,387,360

NETHERLANDS — (1.8%)
#Aalberts Industries NV	5,782	94,200
Accell Group NV	846	38,258
*AFC Ajax NV	864	7,754
Arcadis NV	2,418	52,289
#*ASM International NV	2,535	66,057
#*BE Semiconductor Industries NV	1,100	5,024
Beter Bed Holding NV	1,357	33,331
Brunel International NV	1,355	49,716
*Crucell NV	2,983	62,453
#*Draka Holding NV	762	14,874
Exact Holding NV	619	15,523
*Gamma Holding NV	304	5,099
Grontmij NV	824	19,179
*Heijmans NV	81	1,361
#Imtech NV	3,961	124,918
*InnoConcepts NV	3,342	2,658
KAS Bank NV	488	8,183
Kendrion NV	133	1,762
#Koninklijke Bam Groep NV	4,222	31,650
Koninklijke Boskalis Westminster NV	2,373	107,037
Koninklijke Ten Cate NV	1,402	38,257
Macintosh Retail Group NV	879	19,591
Mediq NV	3,387	62,806
Nutreco Holding NV	1,602	100,232
*Ordina NV	2,349	12,490
*Pharming Group NV	3,806	1,791
*Roto Smeets Group NV	354	6,211
SBM Offshore NV	10,126	199,265
#Sligro Food Group NV	924	31,092
*Super De Boer NV	4,820	—
Telegraaf Media Groep NV	1,554	31,880
TKH Group NV	2,708	56,738
*Unit 4 Agresso NV	982	25,665

1074

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
*USG People NV	3,625	$63,866
Wavin NV	4,736	9,449

TOTAL NETHERLANDS		1,400,659

NEW ZEALAND — (0.6%)
Air New Zealand, Ltd.	25,682	25,299
Briscoe Group, Ltd.	15,371	14,349
Cavalier Corp., Ltd.	8,600	17,566
*Fisher & Paykel Appliances Holdings, Ltd.	46,520	21,617
Fisher & Paykel Healthcare Corp., Ltd.	17,357	44,323
Freightways, Ltd.	7,082	16,322
Hallenstein Glasson Holdings, Ltd.	5,327	13,683
Infratil, Ltd.	16,437	20,466
Mainfreight, Ltd.	3,992	18,905
*New Zealand Refining Co., Ltd.	13,533	36,759
Nuplex Industries, Ltd.	9,984	24,371
Port of Tauranga, Ltd.	7,100	36,069
Pumpkin Patch, Ltd.	7,400	12,007
*Pyne Gould Guinness, Ltd.	30,859	11,920
Ryman Healthcare, Ltd.	31,115	48,468
Sanford, Ltd.	6,562	20,477
Sky City Entertainment Group, Ltd.	24,023	54,909
Steel & Tube Holdings, Ltd.	5,579	10,656
Tower, Ltd.	11,085	16,118

TOTAL NEW ZEALAND		464,284

NORWAY — (1.2%)
#*Acta Holding ASA	5,000	2,414
#Atea ASA	5,000	40,952
#*Austevoll Seafood ASA	2,800	22,282
#*Blom ASA	4,000	5,186
*Camillo Eitze & Co. ASA	1,600	4,015
*Cermaq ASA	3,800	42,275
#*DNO International ASA	36,000	53,372
#*DOF ASA	2,500	18,487
*EDB Business Partner ASA	2,200	6,726
#*Eitzen Chemical ASA	22,919	8,920
#Ekornes ASA	1,600	34,659
#Farstad Shipping ASA	800	21,644
Ganger Rolf ASA	1,960	52,756
#Kongsberg Gruppen ASA	1,280	25,177
#*Norse Energy Corp. ASA	15,009	8,948
#*Norske Skogindustrier ASA Series A	7,000	10,705
Odfjell ASA Series A	1,000	7,811
*Petrolia Drilling ASA	55,000	3,452
Prosafe ASA	11,000	61,340
*Prosafe Production Public, Ltd. ASA	15,500	38,906
Rieber & Son ASA Series A	3,600	26,187
#*Schibsted ASA	2,750	68,241
*Sevan Marine ASA	7,745	11,212
#Solstad Offshore ASA	1,000	21,128
*Songa Offshore SE	2,200	10,090
#SpareBanken 1 SMN	6,214	50,981
*TGS Nopec Geophysical Co. ASA	4,820	92,378
#Tomra Systems ASA	9,200	44,133
*TTS Marine ASA	1,100	1,497
#Veidekke ASA	4,900	41,002
#Wilh. Wilhelmsen ASA	2,050	49,441

TOTAL NORWAY		886,317

1075

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
PORTUGAL — (0.3%)
#Banco BPI SA	15,318	$34,429
#*Impresa SGPS	6,108	12,524
#Mota-Engil SGPS SA	4,552	16,388
#Portucel-Empresa Produtora de Pasta de Papel SA	20,700	55,389
#Redes Energeticas Nacionais SA	9,067	32,555
#Sociedade de Investimento e Gestao SGPS SA	6,200	62,737
*Sonae Industria SGPS SA	2,500	7,640
#*Sonaecom SGPS SA	8,301	14,569
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	5,074	22,354

TOTAL PORTUGAL		258,585

SINGAPORE — (1.3%)
Allgreen Properties, Ltd.	34,000	30,993
*Asia Food & Properties, Ltd.	70,000	31,832
Bukit Sembawang Estates, Ltd.	4,500	15,711
Cerebos Pacific, Ltd.	15,000	40,943
CH Offshore, Ltd.	17,400	8,341
China Aviation Oil Singapore Corp., Ltd.	34,473	40,419
*Chuan Hup Holdings, Ltd.	87,000	18,528
Creative Technology Co., Ltd.	2,650	9,898
*Delong Holdings, Ltd.	17,000	6,012
#Ezra Holdings, Ltd.	14,000	20,915
*Fu Yu Corp., Ltd.	78,750	6,564
GK Goh Holdings, Ltd.	17,000	7,702
Goodpack, Ltd.	14,000	17,035
Hi-P International, Ltd.	23,000	11,229
Ho Bee Investment, Ltd.	14,000	16,843
Hong Leong Asia, Ltd.	18,000	62,407
Hotel Grand Central, Ltd.	31,195	19,320
Hotel Properties, Ltd.	17,200	28,604
Hwa Hong Corp., Ltd.	85,000	36,619
#Hyflux, Ltd.	11,000	27,613
#Jaya Holdings, Ltd.	22,000	12,153
K1 Ventures, Ltd.	120,000	14,401
Kim Eng Holdings, Ltd.	16,200	24,140
Lafe Corp., Ltd.	39,200	2,412
M1, Ltd.	14,000	21,717
Metro Holdings, Ltd.	41,000	24,888
Midas Holdings, Ltd.	21,000	15,858
*Orchard Parade Holdings, Ltd.	11,239	9,125
#*Overseas Union Enterprise, Ltd.	3,000	37,481
Pan Pacific Hotels Group, Ltd.	37,500	42,508
Petra Foods, Ltd.	20,000	16,701
SBS Transit, Ltd.	23,000	31,423
SMRT Corp, Ltd.	23,000	38,186
*Sound Global, Ltd.	34,000	22,039
#Tat Hong Holdings, Ltd.	17,000	13,366
*Tuan Sing Holdings, Ltd.	44,000	7,279
United Engineers, Ltd.	11,000	20,504
UOB-Kay Hian Holdings, Ltd.	30,000	38,236
WBL Corp., Ltd.	22,000	78,324
Wheelock Properties, Ltd.	20,000	28,137
Wing Tai Holdings, Ltd.	19,000	24,950

TOTAL SINGAPORE		981,356

SPAIN — (2.0%)
Abengoa SA	2,121	51,584
Adolfo Dominguez SA	425	6,404
Almirall SA	3,466	37,539
Amper SA	1,600	10,633
Antena 3 de Television SA	3,640	33,694

1076

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SPAIN — (Continued)
*Avanzit SA	13,800	$11,265
*Azkoyen SA	2,184	8,140
Banco Guipuzcoano SA	4,367	32,579
Banco Pastor SA	7,840	42,721
*Baron de Ley SA	67	3,233
#Bolsas y Mercados Espanoles SA	4,485	124,009
*Campofrio Food Group SA	1,577	14,420
Cementos Portland Valderrivas SA	1,167	26,790
Construcciones y Auxiliar de Ferrocarriles SA	169	92,698
*Corporacion Dermoestetica SA	753	2,744
Duro Felguera SA	1,768	19,677
Ebro Puleva SA	5,454	101,564
Elecnor SA	1,422	21,106
*Ercros SA	3,027	5,247
Faes Farma SA	7,525	30,910
*General de Alquiler de Maquinaria SA	1,582	5,766
Grupo Catalana Occidente SA	3,722	75,026
*Grupo Empresarial Ence SA	8,850	32,382
*Iberia Lineas Aereas de Espana SA	34,690	115,970
Iberpapel Gestion SA	936	15,426
*La Seda de Barcelona SA	39,580	17,941
Mecalux SA	742	14,517
Miquel y Costas & Miquel SA	555	12,502
*Natraceutical SA	15,014	9,340
*NH Hoteles SA	5,825	26,830
Obrascon Huarte Lain SA	1,613	45,876
*Papeles y Cartones de Europa SA	2,490	11,847
Pescanova SA	718	20,509
#*Promotora de Informaciones SA	5,034	20,918
Prosegur Cia de Seguridad SA	2,200	102,078
*Realia Business SA	4,187	10,036
*Service Point Solutions SA	6,082	6,136
*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	4,714	8,644
Sol Melia SA	4,123	34,278
*SOS Corp Alimentaria SA	2,659	7,064
Tubacex SA	5,465	21,047
Tubos Reunidos SA	8,287	22,763
Unipapel SA	733	11,187
*Urbas Guadahermosa SA	4,591	690
*Vertice Trescientos Sesenta Grados SA	651	299
Vidrala SA	1,053	26,220
Viscofan SA	3,593	97,151
*Zeltia SA	12,166	60,966

TOTAL SPAIN		1,510,366

SWEDEN — (2.1%)
Aarhuskarlshamn AB	1,961	49,366
Addtech AB Series B	2,500	42,743
AF AB	900	28,781
#*Anoto Group AB	7,000	5,070
*Avanza Bank Holding AB	595	20,063
Axfood AB	1,800	51,431
#Axis Communications AB	2,100	33,736
B&B Tools AB	2,500	40,572
BE Group AB	2,600	18,591
Beijer Alma AB	1,700	27,634
#*Bilia AB Series A	2,975	40,360
*Billerud AB	4,200	32,955
*Biovitrum AB	3,504	20,182
#Cantena AB	1,487	22,052
Cardo AB	1,700	54,660

1077

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Clas Ohlson AB Series B	1,200	$21,191
*Cloetta AB	960	5,150
*D. Carnegie & Co. AB	5,750	—
Elekta AB Series B	5,600	145,427
#*Eniro AB	1,200	3,446
#G & L Beijer AB Series B	800	22,151
*Gunnebo AB	3,000	12,783
Hakon Invest AB	1,025	17,584
*Haldex AB	3,360	36,620
*Hexpol AB	135	1,791
*HIQ International AB	1,000	4,816
#Hoganas AB Series B	1,300	38,806
Holmen AB	406	10,239
*HQ AB	569	9,681
Indutrade AB	200	4,925
Intrum Justitia AB	5,500	64,949
#*JM AB	5,312	85,576
KappAhl AB	2,000	17,898
Lagercrantz Group AB Series B	2,500	10,486
*Medivir AB	893	13,213
Mekonomen AB	1,400	27,716
#*Micronic Mydata AB	1,600	3,056
*Munters AB	2,250	15,796
NCC AB Series B	6,075	93,697
New Wave Group AB Series B	2,000	10,635
NIBE Industrier AB	3,549	41,160
*Nobia AB	8,067	41,648
#Nolato AB Series B	1,100	11,278
Oriflame Cosmetics SA	314	17,793
*Pa Resources AB	9,100	23,360
#Peab AB Series B	14,480	87,962
#*Q-Med AB	1,500	16,103
*Rezidor Hotel Group AB	3,516	16,280
*Saab AB	474	7,336
#*SAS AB (7129577)	60,000	10,634
#*SAS AB (B56THX7)	180,000	31,809
Skistar AB	1,500	27,918
#SWECO AB Series B	1,500	11,940
*Trelleborg AB Series B	14,007	101,340

TOTAL SWEDEN		1,612,389

SWITZERLAND — (4.0%)
Acino Holding AG	184	26,900
Affichage Holding SA	64	6,933
*AFG Arbonia-Forster Holding AG	75	1,917
#Allreal Holding AG	372	43,194
#Aryzta AG	7,275	277,975
#*Ascom Holding AG	1,474	16,162
#Bachem Holdings AG	343	21,711
Bank Coop AG	531	34,506
*Bank Sarasin & Cie AG Series B	2,000	77,794
Banque Cantonale de Geneve SA	85	18,431
Banque Privee Edmond de Rothschild SA	1	24,294
*Basilea Pharmaceutica AG	201	14,686
#Belimo Holdings AG	34	40,996
Bellevue Group AG	298	10,516
Berner Kantonalbank AG	264	58,896
*Bobst Group AG	800	31,767
Bucher Industries AG	416	50,961
Burckhardt Compression Holding AG	80	15,281
Centralschweizerische Kraftwerke AG	26	7,984

1078

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Charles Voegele Holding AG	750	$34,898
*Clariant AG	15,895	219,306
Coltene Holding AG	250	13,222
Conzzeta AG	27	47,441
Daetwyler Holding AG	296	18,913
#*Dufry AG	642	54,910
#EFG International AG	3,568	59,861
EGL AG	24	18,185
Emmi AG	111	17,287
EMS-Chemie Holding AG	529	70,740
#Energiedienst Holding AG	1,000	50,344
Flughafen Zuerich AG	262	86,181
Forbo Holding AG	82	34,034
#Galenica Holding AG	362	140,774
George Fisher AG	232	82,040
Gurit Holding AG	25	13,772
Helvetia Holding AG	360	110,002
Kaba Holding AG	90	25,558
*Kardex AG	430	15,686
Komax Holding AG	205	16,381
Kudelski SA	1,700	50,833
Kuoni Reisen Holding AG	200	70,899
#*Logitech International SA	1,129	18,431
Luzerner Kantonalbank AG	200	56,234
#Metall Zug AG	12	33,399
*Micronas Semiconductor Holding AG	800	4,432
Mobimo Holding AG	192	32,664
Panalpina Welttransport Holding AG	601	54,050
#Partners Group Holding AG	517	69,219
Phoenix Mecano AG	50	25,241
*Precious Woods Holding AG	190	5,830
*PubliGroupe SA	72	7,340
*Rieters Holdings AG	254	77,438
Romande Energie Holding SA	27	45,562
Schulthess Group AG	434	18,364
Schweiter Technologies AG	80	46,224
*Schweizerische National-Versicherungs-Gesellschaft AG	630	18,505
St. Galler Kantonalbank AG	137	60,733
Sulzer AG	1,358	134,655
Swisslog Holding AG	16,104	14,336
Swissquote Group Holding SA	538	22,883
Tecan Group AG	607	40,323
#*Temenos Group AG	3,482	94,699
Valartis Group AG	200	6,188
Valora Holding AG	224	56,274
Verwaltungs und Privat-Bank AG	150	17,007
Vontobel Holdings AG	1,700	48,893
#Ypsomed Holdings AG	227	13,849
Zehnder Group AG	12	19,776
Zuger Kantonalbank AG	8	34,540

TOTAL SWITZERLAND		3,109,260

UNITED KINGDOM — (15.1%)
A.G. Barr P.L.C.	2,260	32,157
Aberdeen Asset Management P.L.C.	38,814	81,507
Aegis Group P.L.C.	33,093	65,746
*Aga Rangemaster Group P.L.C.	7,312	12,400
Aggreko P.L.C.	14,299	266,352
Alphameric P.L.C.	12,452	5,243
Anglo Pacific Group P.L.C.	9,858	36,623
Anite P.L.C.	6,640	3,421

1079

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*Arena Leisure P.L.C.	8,000	$3,689
ARM Holdings P.L.C.	21,116	81,445
Arriva P.L.C.	13,563	158,022
Ashmore Group P.L.C.	17,299	69,825
Ashtead Group P.L.C.	13,374	24,139
Atkins WS P.L.C.	4,902	53,040
Aveva Group P.L.C.	3,072	54,239
*Avis Europe P.L.C.	21,462	12,079
*Axis-Shield P.L.C.	3,456	22,765
Babcock International Group P.L.C.	10,808	96,383
BBA Aviation P.L.C.	33,952	107,429
Beazley P.L.C.	44,533	77,248
Bellway P.L.C.	5,288	60,708
*Berkeley Group Holdings P.L.C. (The)	7,115	90,333
Biocompatibles International P.L.C.	927	3,327
Bloomsbury Publishing P.L.C.	3,174	5,393
Bodycote P.L.C.	14,936	50,626
*Bovis Homes Group P.L.C.	9,037	58,633
Brammer P.L.C.	1,933	4,456
Brewin Dolphin Holdings P.L.C.	18,429	40,280
Brit Insurance Holdings NV	4,801	58,191
British Polythene Industries P.L.C.	2,000	7,711
Britvic P.L.C.	6,174	45,250
BSS Group P.L.C.	5,876	27,632
*BTG P.L.C.	14,266	38,337
Carillion P.L.C.	33,513	174,994
Carpetright P.L.C.	4,000	52,843
Castings P.L.C.	4,744	14,116
Catlin Group, Ltd. P.L.C.	20,635	110,991
Charter International P.L.C.	8,148	100,042
Chemring Group P.L.C.	2,294	127,813
Chesnara P.L.C.	3,500	11,987
Chloride Group P.L.C.	12,218	55,948
*Chrysalis Group P.L.C.	2,000	3,123
Close Brothers Group P.L.C.	9,621	107,089
Collins Stewart P.L.C.	4,982	7,132
Communisis P.L.C.	4,553	1,606
Computacenter P.L.C.	6,654	33,167
Connaught P.L.C.	7,237	33,337
Consort Medical P.L.C.	1,360	7,578
*Cookson Group P.L.C.	772	6,616
Corin Group P.L.C.	2,986	3,034
Cranswick P.L.C.	1,977	24,113
Croda International P.L.C.	5,591	85,739
*CSR P.L.C.	5,290	34,599
Daily Mail & General Trust P.L.C. Series A	9,155	72,409
Dairy Crest Group P.L.C.	10,341	56,574
*Dana Petroleum P.L.C.	5,619	103,614
*Danka Business Systems P.L.C.	7,000	217
Davis Service Group P.L.C.	12,354	80,885
De la Rue P.L.C.	4,515	62,896
Delta P.L.C.	6,000	16,861
Development Securities P.L.C.	1,915	7,575
Devro P.L.C.	8,000	20,869
Dialight P.L.C.	2,792	10,375
Dignity P.L.C.	4,751	46,295
Dimension Data Holdings P.L.C.	78,371	108,747
Diploma P.L.C.	7,500	25,520
Domino Printing Sciences P.L.C.	6,574	43,880
DS Smith P.L.C.	31,526	64,717
*DSG International P.L.C.	80,930	40,719

1080

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
*E2V Technologies P.L.C.	6,171	$5,160
Electrocomponents P.L.C.	25,911	88,713
Elementis P.L.C.	23,267	22,947
*Erinaceous Group P.L.C.	4,077	103
Euromoney Institutional Investor P.L.C.	4,036	31,727
Evolution Group P.L.C.	7,200	12,678
F&C Asset Management P.L.C.	30,246	30,410
Fenner P.L.C.	7,389	24,134
Fidessa Group P.L.C.	2,121	42,669
Filtrona P.L.C.	7,745	27,187
Filtronic P.L.C.	3,555	1,639
*Findel P.L.C.	11,706	4,281
Forth Ports P.L.C.	2,313	47,571
French Connection Group P.L.C.	2,765	1,637
*Full Circle Future, Ltd.	3,000	—
Fuller Smith & Turner P.L.C.	3,070	25,738
Future P.L.C.	13,448	3,241
*Galiform P.L.C.	31,043	37,898
Galliford Try P.L.C.	2,925	16,809
Game Group P.L.C.	17,436	25,377
*Games Workshop Group P.L.C.	510	2,866
*Gem Diamonds, Ltd. P.L.C.	5,200	22,994
Genus P.L.C.	3,377	37,776
*GKN P.L.C.	92,184	191,249
Go-Ahead Group P.L.C.	2,000	43,207
Greene King P.L.C.	16,409	113,876
Greggs P.L.C.	6,400	47,005
Halfords Group P.L.C.	8,640	66,926
Halma P.L.C.	18,397	76,598
Hargreaves Lansdown P.L.C.	6,832	36,803
Hays P.L.C.	70,323	119,517
Headlam Group P.L.C.	3,793	17,776
Helical Bar P.L.C.	4,115	21,075
*Helphire P.L.C.	12,077	9,550
Henderson Group P.L.C.	38,295	85,549
Henry Boot P.L.C.	3,595	5,235
*Heritage Oil P.L.C.	10,769	74,519
Hikma Pharmaceuticals P.L.C.	6,026	57,599
Hill & Smith Holdings P.L.C.	7,437	41,011
Hiscox, Ltd. P.L.C.	24,784	126,177
HMV Group P.L.C.	23,197	25,484
Hochschild Mining P.L.C.	6,698	25,423
Holidaybreak P.L.C.	2,376	9,785
Homeserve P.L.C.	3,150	95,978
Hunting P.L.C.	6,453	55,571
Huntsworth P.L.C.	1,679	1,848
Hyder Consulting P.L.C.	2,034	8,189
IG Group Holdings P.L.C.	23,010	142,692
IMI P.L.C.	18,222	198,146
*Inchcape P.L.C.	9,694	5,076
Informa P.L.C.	39,998	241,414
*Innovation Group P.L.C.	50,130	9,769
Intermediate Capital Group P.L.C.	4,920	21,187
International Personal Finance P.L.C.	14,134	58,273
Interserve P.L.C.	9,249	31,203
*IP Group P.L.C.	25,378	16,274
ITE Group P.L.C.	10,838	24,994
J.D. Wetherspoon P.L.C.	7,000	57,857
James Fisher & Sons P.L.C.	3,436	22,134
Jardine Lloyd Thompson Group P.L.C.	10,958	92,840
*JJB Sports P.L.C.	21,600	7,662

1081

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
JKX Oil & Gas P.L.C.	6,993	$27,858
John Menzies P.L.C.	3,000	17,325
*Johnston Press P.L.C.	34,674	17,510
Kcom Group P.L.C.	15,853	11,374
Keller Group P.L.C.	3,959	43,853
Kesa Electricals P.L.C.	31,742	60,316
Kier Group P.L.C.	3,314	57,578
*Kofax P.L.C.	4,824	17,964
Ladbrokes P.L.C.	68,784	163,433
Laird P.L.C.	16,173	32,450
Lavendon Group P.L.C.	4,142	5,671
Liontrust Asset Management P.L.C.	2,728	4,209
Logica P.L.C.	98,662	206,419
*Lookers P.L.C.	10,547	9,687
Low & Bonar P.L.C.	7,500	3,661
*Luminar Group Holdings P.L.C.	3,104	2,081
Macfarlane Group P.L.C.	6,000	2,282
Management Consulting Group P.L.C.	21,891	7,979
Marshalls P.L.C.	5,652	8,832
Marston’s P.L.C.	14,576	22,588
McBride P.L.C.	6,500	18,552
Meggitt P.L.C.	50,317	239,424
Melrose P.L.C.	14,247	51,771
Melrose Resources P.L.C.	5,289	24,158
Michael Page International P.L.C.	21,322	138,681
Micro Focus International P.L.C.	5,660	45,253
Millennium & Copthorne Hotels P.L.C.	7,568	54,544
*Misys P.L.C.	31,196	111,084
Mitie Group P.L.C.	12,853	45,858
Mondi P.L.C.	21,959	148,228
Morgan Crucible Co. P.L.C.	10,153	33,074
Morgan Sindall P.L.C.	1,492	12,918
Mothercare P.L.C.	3,573	31,335
Mouchel Group P.L.C.	5,135	15,371
N Brown Group P.L.C.	9,038	37,774
National Express Group P.L.C.	24,333	88,827
Nestor Healthcare Group P.L.C.	4,757	4,005
Northern Foods P.L.C.	23,834	19,927
*Northgate P.L.C.	4,249	13,663
*Oxford Biomedica P.L.C.	29,875	4,160
Oxford Instruments P.L.C.	4,604	20,220
PayPoint P.L.C.	1,573	7,464
Petropavlovsk P.L.C.	2,982	53,275
Photo-Me International P.L.C.	11,000	6,253
Pinewood Shepperton P.L.C.	3,450	7,465
Premier Farnell P.L.C.	10,889	39,452
*Premier Foods P.L.C.	45,477	18,187
*Premier Oil P.L.C.	4,000	77,465
Provident Financial P.L.C.	7,567	96,667
Psion P.L.C.	6,000	7,488
*Puma Brandenburg, Ltd.	11,089	247
*Puma Brandenburg, Ltd.	11,089	247
PV Crystalox Solar P.L.C.	11,300	8,454
PZ Cussons P.L.C.	14,129	58,723
Qinetiq P.L.C.	31,363	61,087
Rathbone Brothers P.L.C.	3,114	44,073
*Redrow P.L.C.	11,802	26,868
Regus P.L.C.	52,449	92,331
Renishaw P.L.C.	2,904	29,581
Rensburg Sheppards P.L.C.	1,080	13,870
*Rentokil Initial P.L.C.	101,470	196,797

1082

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
Restaurant Group P.L.C.	8,444	$31,366
Rightmove P.L.C.	2,008	21,365
RM P.L.C.	5,970	16,147
Robert Wiseman Dairies P.L.C.	1,877	13,401
ROK P.L.C.	11,035	5,909
Rotork P.L.C.	4,906	105,321
RPC Group P.L.C.	4,083	15,345
RPS Group P.L.C.	9,770	33,880
Savills P.L.C.	5,508	28,723
*SDL P.L.C.	3,813	26,346
Senior P.L.C.	14,400	25,367
Severfield-Rowen P.L.C.	1,808	6,036
Shanks Group P.L.C.	24,540	38,688
*Shore Capital Group, Ltd. P.L.C.	11,089	5,868
*SIG P.L.C.	15,426	31,027
Smiths News P.L.C.	10,824	20,351
*Soco International P.L.C.	3,613	89,869
Spectris P.L.C.	5,378	73,591
Speedy Hire P.L.C.	1,564	840
Spirax-Sarco Engineering P.L.C.	6,100	143,505
Spirent Communications P.L.C.	42,716	78,290
SSL International P.L.C.	13,041	170,863
St. Ives Group P.L.C.	3,000	2,904
St. James’s Place P.L.C.	11,136	44,830
*St. Modwen Properties P.L.C.	17,250	45,546
Stagecoach Group P.L.C.	31,722	95,309
Sthree P.L.C.	2,791	15,536
T Clarke P.L.C.	3,989	8,949
Ted Baker P.L.C.	1,617	13,127
Tomkins P.L.C.	72,716	275,093
*Topps Tiles P.L.C.	5,775	5,112
*Travis Perkins P.L.C.	9,381	121,160
*Trinity Mirror P.L.C.	6,899	16,448
*TT electronics P.L.C.	6,965	11,221
Tullett Prebon P.L.C.	10,034	53,659
*UK Coal P.L.C.	11,316	9,086
Ultra Electronics Holdings P.L.C.	4,005	94,559
United Business Media P.L.C.	16,744	141,354
UTV Media P.L.C.	2,430	4,733
*Vectura Group P.L.C.	20,878	11,322
Victrex P.L.C.	3,288	50,553
Vitec Group P.L.C. (The)	2,000	12,518
VT Group P.L.C.	11,026	125,532
Weir Group P.L.C. (The)	9,120	136,911
WH Smith P.L.C.	9,800	75,176
William Hill P.L.C.	9,906	30,952
Wilmington Group P.L.C.	6,879	15,309
Wincanton P.L.C.	5,790	20,801
*Wolfson Microelectronics P.L.C.	7,866	20,816
WSP Group P.L.C.	4,191	22,406
Xaar P.L.C.	5,056	9,822
Xchanging P.L.C.	4,936	15,801
*Yell Group P.L.C.	27,704	23,022
*Yule Catto & Co P.L.C.	6,673	20,965

TOTAL UNITED KINGDOM		11,572,196

TOTAL COMMON STOCKS		64,685,018

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Buru Energy, Ltd. Warrants 10/10/10	2,357	26

1083

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††
BELGIUM — (0.0%)
* Deceuninck NV STRIP VVPR	5,200	$7
* Umicore SA Rights	125	2

TOTAL BELGIUM		9

ITALY — (0.0%)
* KME Group SpA Warrants 12/30/11	2,261	63

SWEDEN — (0.0%)
* Micronic Mydata AB Rights 05/21/10	1,600	—

TOTAL RIGHTS/WARRANTS		98

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $210,000 FHLMC 5.00%, 10/15/24, valued at $225,488) to be repurchased at $222,004	$222	222,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.4%)
§@ DFA Short Term Investment Fund	11,408,840	11,408,840
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $428,520) to be repurchased at $423,046	$423	423,040

TOTAL SECURITIES LENDING COLLATERAL		11,831,880

TOTAL INVESTMENTS — (100.0%) (Cost $79,773,050)		$76,738,996

1084

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (88.0%)
Consumer Discretionary — (9.3%)
#Abercrombie & Fitch Co.	31,288	$1,368,224
*Amazon.com, Inc.	121,728	16,684,040
*Apollo Group, Inc. Class A	45,716	2,624,556
#*AutoNation, Inc.	32,139	649,208
*Autozone, Inc.	10,560	1,953,706
*Bed Bath & Beyond, Inc.	93,173	4,282,231
Best Buy Co., Inc.	121,903	5,558,777
*Big Lots, Inc.	29,395	1,122,889
Carnival Corp.	154,348	6,436,312
CBS Corp. Class B	240,771	3,902,898
Coach, Inc.	111,735	4,664,936
Comcast Corp. Class A	1,009,101	19,919,654
#Darden Restaurants, Inc.	49,723	2,225,104
DeVry, Inc.	22,016	1,373,578
*DIRECTV Class A	332,558	12,048,576
*Discovery Communications, Inc.	100,831	3,902,160
#DR Horton, Inc.	98,366	1,444,997
#*Eastman Kodak Co.	95,535	584,674
Expedia, Inc.	75,193	1,775,307
Family Dollar Stores, Inc.	49,209	1,946,708
*Ford Motor Co.	1,197,830	15,595,747
Fortune Brands, Inc.	54,046	2,833,091
#*GameStop Corp. Class A	54,348	1,321,200
Gannett Co., Inc.	84,409	1,436,641
Gap, Inc.	169,310	4,187,036
#Genuine Parts Co.	56,437	2,415,504
*Goodyear Tire & Rubber Co.	86,135	1,156,793
H&R Block, Inc.	119,325	2,184,841
#Harley-Davidson, Inc.	83,322	2,818,783
*Harman International Industries, Inc.	24,692	974,840
Hasbro, Inc.	43,645	1,674,222
Home Depot, Inc.	604,706	21,315,886
International Game Technology	105,485	2,223,624
#*Interpublic Group of Cos., Inc. (The)	172,785	1,539,514
J.C. Penney Co., Inc.	83,922	2,448,005
Johnson Controls, Inc.	238,884	8,024,114
*Kohl’s Corp.	109,033	5,995,725
#Leggett & Platt, Inc.	52,793	1,295,012
#Lennar Corp. Class A	57,861	1,151,434
#Limited Brands, Inc.	95,128	2,549,430
Lowe’s Cos., Inc.	523,489	14,197,022
Macy’s, Inc.	149,720	3,473,504
#Marriott International, Inc. Class A	90,523	3,327,625
Mattel, Inc.	129,324	2,980,918
McDonald’s Corp.	382,637	27,010,346
McGraw-Hill Cos., Inc.	112,266	3,785,610
Meredith Corp.	13,054	469,030
*New York Times Co. Class A (The)	41,372	410,410
#Newell Rubbermaid, Inc.	98,792	1,686,379
News Corp. Class A	801,357	12,356,925
#NIKE, Inc. Class B	138,679	10,527,123
#Nordstrom, Inc.	58,782	2,429,460
*Office Depot, Inc.	97,702	670,236
#Omnicom Group, Inc.	110,401	4,709,707
#*O’Reilly Automotive, Inc.	48,921	2,391,748
#Polo Ralph Lauren Corp.	20,343	1,828,836
*Priceline.com, Inc.	16,209	4,247,568
*Pulte Group, Inc.	112,832	1,476,971

1085

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
RadioShack Corp.	44,535	$959,729
#Ross Stores, Inc.	44,051	2,466,856
Scripps Networks Interactive, Inc.	31,853	1,444,215
#*Sears Holdings Corp.	17,260	2,087,597
#Sherwin-Williams Co.	32,728	2,555,075
Snap-On, Inc.	20,540	989,617
*Stanley Black & Decker, Inc.	55,978	3,479,033
#Staples, Inc.	259,249	6,100,129
*Starbucks Corp.	264,371	6,868,359
#Starwood Hotels & Resorts Worldwide, Inc.	66,433	3,621,263
Target Corp.	267,539	15,214,943
#Tiffany & Co.	44,256	2,145,531
Time Warner Cable, Inc.	125,378	7,052,512
Time Warner, Inc.	409,049	13,531,341
#TJX Cos., Inc. (The)	149,257	6,916,569
*Urban Outfitters, Inc.	46,139	1,730,674
V.F. Corp.	31,461	2,718,860
*Viacom, Inc. Class B	215,981	7,630,609
Walt Disney Co. (The)	689,738	25,409,948
Washington Post Co.	2,170	1,100,537
#Whirlpool Corp.	26,600	2,895,942
#Wyndham Worldwide Corp.	63,591	1,704,875
Wynn Resorts, Ltd.	24,553	2,166,557
Yum! Brands, Inc.	166,885	7,079,262

Total Consumer Discretionary		403,459,428

Consumer Staples — (9.6%)
Altria Group, Inc.	739,887	15,678,206
Archer-Daniels-Midland Co.	228,521	6,384,877
Avon Products, Inc.	152,027	4,915,033
#Brown-Forman Corp. Class B	38,651	2,248,715
Campbell Soup Co.	67,072	2,405,202
Clorox Co.	49,871	3,226,654
Coca-Cola Co. (The)	819,757	43,816,012
Coca-Cola Enterprises, Inc.	113,642	3,151,293
Colgate-Palmolive Co.	175,587	14,766,867
#ConAgra, Inc.	157,683	3,858,503
*Constellation Brands, Inc. Class A	71,030	1,297,718
Costco Wholesale Corp.	156,236	9,230,423
CVS Caremark Corp.	494,500	18,261,885
*Dean Foods Co.	64,473	1,012,226
Dr Pepper Snapple Group, Inc.	90,368	2,957,745
Estee Lauder Cos., Inc.	42,032	2,770,749
General Mills, Inc.	117,190	8,341,584
H.J. Heinz Co.	112,459	5,270,953
Hershey Co. (The)	59,169	2,781,535
Hormel Foods Corp.	24,714	1,007,343
J.M. Smucker Co.	42,327	2,584,910
Kellogg Co.	90,676	4,981,739
Kimberly-Clark Corp.	148,047	9,069,359
Kraft Foods, Inc.	617,581	18,280,398
Kroger Co. (The)	231,116	5,137,709
Lorillard, Inc.	55,052	4,314,425
McCormick & Co., Inc. Non-Voting	46,988	1,859,315
Mead Johnson Nutrition Co.	72,724	3,753,286
Molson Coors Brewing Co.	56,339	2,499,198
PepsiCo, Inc.	581,165	37,903,581
Philip Morris International, Inc.	668,916	32,830,397
Procter & Gamble Co.	1,032,944	64,207,799
Reynolds American, Inc.	60,111	3,211,130
Safeway, Inc.	138,266	3,263,078

1086

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Sara Lee Corp.	247,985	$3,526,347
#SUPERVALU, Inc.	75,392	1,123,341
#Sysco Corp.	210,723	6,646,203
Tyson Foods, Inc. Class A	108,478	2,125,084
Walgreen Co.	350,351	12,314,838
Wal-Mart Stores, Inc.	758,794	40,709,298
#*Whole Foods Market, Inc.	60,581	2,363,871

Total Consumer Staples		416,088,829

Energy — (9.9%)
Anadarko Petroleum Corp.	175,166	10,888,319
Apache Corp.	119,684	12,179,044
#*Baker Hughes, Inc.	152,704	7,598,567
Cabot Oil & Gas Corp.	36,860	1,331,752
*Cameron International Corp.	86,933	3,430,376
Chesapeake Energy Corp.	231,816	5,517,221
Chevron Corp.	714,219	58,165,995
ConocoPhillips	528,754	31,296,949
Consol Energy, Inc.	78,115	3,490,178
#*Denbury Resources, Inc.	140,627	2,693,007
Devon Energy Corp.	158,893	10,698,266
#Diamond Offshore Drilling, Inc.	24,716	1,955,036
El Paso Corp.	249,405	3,017,800
EOG Resources, Inc.	89,822	10,070,843
Exxon Mobil Corp.	1,678,990	113,919,471
#*FMC Technologies, Inc.	43,381	2,936,460
Halliburton Co.	321,871	9,865,346
Helmerich & Payne, Inc.	37,593	1,527,028
Hess Corp.	103,568	6,581,746
Marathon Oil Corp.	251,755	8,093,923
Massey Energy Co.	33,799	1,238,057
Murphy Oil Corp.	67,971	4,088,456
#*Nabors Industries, Ltd.	101,234	2,183,617
National-Oilwell, Inc.	148,811	6,552,148
Noble Energy, Inc.	62,035	4,739,474
Occidental Petroleum Corp.	288,750	25,600,575
Peabody Energy Corp.	95,576	4,465,311
#Pioneer Natural Resources Co.	41,091	2,635,166
Range Resources Corp.	56,594	2,702,929
*Rowan Cos., Inc.	40,481	1,206,334
Schlumberger, Ltd.	425,536	30,391,781
#Smith International, Inc.	88,339	4,219,071
*Southwestern Energy Co.	123,076	4,883,656
Spectra Energy Corp.	230,260	5,374,268
Sunoco, Inc.	41,587	1,363,222
#Tesoro Petroleum Corp.	49,990	657,368
Valero Energy Corp.	200,858	4,175,838
Williams Cos., Inc. (The)	207,541	4,900,043
XTO Energy, Inc.	207,451	9,858,072

Total Energy		426,492,713

Financials — (13.4%)
Aflac, Inc.	166,835	8,501,912
Allstate Corp. (The)	190,817	6,233,991
American Express Co.	425,584	19,627,934
#*American International Group, Inc.	47,981	1,866,461
Ameriprise Financial, Inc.	90,861	4,212,316
AON Corp.	94,897	4,029,327
Assurant, Inc.	41,424	1,509,076
Bank of America Corp.	3,567,598	63,610,272
Bank of New York Mellon Corp. (The)	429,665	13,375,471

1087

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
BB&T Corp.	245,621	$8,164,442
*Berkshire Hathaway, Inc.	588,521	45,316,117
Capital One Financial Corp.	161,913	7,028,643
#*CB Richard Ellis Group, Inc.	96,134	1,665,041
Charles Schwab Corp. (The)	347,663	6,706,419
Chubb Corp.	116,849	6,177,807
Cincinnati Financial Corp.	57,939	1,645,468
*Citigroup, Inc.	6,987,623	30,535,912
CME Group, Inc.	23,698	7,782,660
Comerica, Inc.	61,888	2,599,296
Discover Financial Services	193,319	2,988,712
*E*TRADE Financial Corp.	566,128	951,095
#Federated Investors, Inc.	31,491	759,563
Fifth Third Bancorp	282,744	4,215,713
*First Horizon National Corp.	80,096	1,133,358
Franklin Resources, Inc.	52,753	6,100,357
*Genworth Financial, Inc.	173,925	2,873,241
Goldman Sachs Group, Inc. (The)	187,146	27,173,599
Hartford Financial Services Group, Inc.	157,804	4,508,460
Hudson City Bancorp, Inc.	168,509	2,241,170
Huntington Bancshares, Inc.	254,762	1,724,739
*IntercontinentalExchange, Inc.	26,174	3,052,674
Invesco, Ltd.	152,483	3,505,584
#Janus Capital Group, Inc.	65,316	919,649
JPMorgan Chase & Co.	1,412,890	60,160,856
KeyCorp	312,286	2,816,820
Legg Mason, Inc.	57,817	1,832,221
*Leucadia National Corp.	67,484	1,708,020
Lincoln National Corp.	107,490	3,288,119
Loews Corp.	126,190	4,699,316
#M&T Bank Corp.	29,543	2,580,581
Marsh & McLennan Cos., Inc.	189,259	4,583,853
Marshall & Ilsley Corp.	187,298	1,704,412
MetLife, Inc.	291,297	13,277,317
#Moody's Corp.	69,923	1,728,497
Morgan Stanley	497,193	15,025,172
*NASDAQ OMX Group, Inc. (The)	52,632	1,105,272
Northern Trust Corp.	85,946	4,725,311
NYSE Euronext, Inc.	92,818	3,028,651
#People’s United Financial, Inc.	132,040	2,050,581
#Plum Creek Timber Co., Inc.	57,898	2,304,340
PNC Financial Services Group, Inc.	183,847	12,356,357
#Principal Financial Group, Inc.	113,608	3,319,626
Progressive Corp.	238,822	4,797,934
Prudential Financial, Inc.	165,365	10,510,599
Regions Financial Corp.	424,133	3,749,336
*SLM Corp.	172,445	2,110,727
State Street Corp.	176,169	7,663,351
#SunTrust Banks, Inc.	177,580	5,256,368
T Rowe Price Group, Inc.	92,104	5,296,901
#Torchmark Corp.	29,459	1,577,235
Travelers Cos., Inc. (The)	182,639	9,267,103
#U.S. Bancorp	680,438	18,215,325
Unum Group	118,200	2,892,354
Wells Fargo & Co.	1,842,383	61,001,301
#*XL Capital, Ltd.	121,658	2,165,512
#Zions Bancorporation	53,484	1,536,595

Total Financials		581,072,442

Health Care — (10.1%)
Abbott Laboratories	552,156	28,248,301

1088

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
Aetna, Inc.	153,274	$4,529,247
Allergan, Inc.	109,357	6,964,947
AmerisourceBergen Corp.	100,422	3,098,019
*Amgen, Inc.	348,262	19,976,308
Bard (C.R.), Inc.	34,017	2,943,491
Baxter International, Inc.	214,322	10,120,285
Becton Dickinson & Co.	83,819	6,401,257
*Biogen Idec, Inc.	95,874	5,105,290
*Boston Scientific Corp.	537,479	3,697,855
Bristol-Myers Squibb Co.	609,590	15,416,531
Cardinal Health, Inc.	128,543	4,459,157
*CareFusion Corp.	63,056	1,739,084
*Celgene Corp.	163,490	10,128,205
*Cephalon, Inc.	26,646	1,710,673
Cigna Corp.	97,785	3,134,987
*Coventry Health Care, Inc.	52,636	1,249,579
*DaVita, Inc.	36,700	2,291,181
#DENTSPLY International, Inc.	52,337	1,917,628
#Eli Lilly & Co.	360,875	12,619,799
*Express Scripts, Inc.	97,902	9,802,927
*Forest Laboratories, Inc.	107,530	2,931,268
*Genzyme Corp.	94,631	5,038,154
*Gilead Sciences, Inc.	321,263	12,744,503
*Hospira, Inc.	58,268	3,134,236
*Humana, Inc.	60,534	2,767,614
*Intuitive Surgical, Inc.	13,844	4,991,593
Johnson & Johnson	978,652	62,927,324
*King Pharmaceuticals, Inc.	88,362	865,948
#*Laboratory Corp. of America Holdings	37,233	2,925,397
*Life Technologies Corp.	64,304	3,518,072
McKesson Corp.	95,802	6,208,928
*Medco Health Solutions, Inc.	165,030	9,723,568
Medtronic, Inc.	392,839	17,163,136
*Merck & Co., Inc.	1,107,882	38,820,185
*Millipore Corp.	19,923	2,114,826
#*Mylan, Inc.	109,061	2,402,614
#Patterson Cos., Inc.	33,177	1,061,332
PerkinElmer, Inc.	41,811	1,047,366
*Pfizer, Inc.	2,869,997	47,986,350
Quest Diagnostics, Inc.	53,446	3,054,973
*St. Jude Medical, Inc.	115,729	4,724,058
Stryker Corp.	100,503	5,772,892
*Tenet Healthcare Corp.	153,995	962,469
*Thermo Fisher Scientific, Inc.	145,613	8,049,487
*UnitedHealth Group, Inc.	411,646	12,476,990
#*Varian Medical Systems, Inc.	44,072	2,484,779
#*Waters Corp.	33,281	2,395,899
*Watson Pharmaceuticals, Inc.	37,899	1,622,835
*WellPoint, Inc.	157,871	8,493,460
*Zimmer Holdings, Inc.	75,740	4,613,323

Total Health Care		438,578,330

Industrials — (9.5%)
3M Co.	253,108	22,443,086
Avery Dennison Corp.	39,849	1,555,306
#Boeing Co. (The)	269,199	19,498,084
C.H. Robinson Worldwide, Inc.	59,234	3,571,810
#Caterpillar, Inc.	222,165	15,127,215
*Cintas Corp.	46,752	1,273,992
CSX Corp.	138,704	7,774,359
Cummins, Inc.	71,607	5,172,174

1089

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Danaher Corp.	93,179	$7,853,126
Deere & Co.	150,785	9,019,959
#Dover Corp.	66,255	3,459,836
Dun & Bradstreet Corp. (The)	18,136	1,395,928
Eaton Corp.	58,820	4,538,551
Emerson Electric Co.	267,586	13,976,017
Equifax, Inc.	44,937	1,509,883
#Expeditors International of Washington, Inc.	75,434	3,073,181
#Fastenal Co.	46,660	2,551,835
FedEx Corp.	111,279	10,016,223
#*First Solar, Inc.	17,276	2,479,970
Flowserve Corp.	19,860	2,275,559
Fluor Corp.	63,585	3,359,831
General Dynamics Corp.	137,172	10,474,454
General Electric Co.	3,794,414	71,562,648
Goodrich Corp.	44,511	3,301,826
Honeywell International, Inc.	271,892	12,906,713
#Illinois Tool Works, Inc.	137,573	7,029,980
#Iron Mountain, Inc.	64,442	1,620,716
ITT Industries, Inc.	65,043	3,614,439
*Jacobs Engineering Group, Inc.	44,303	2,136,291
L-3 Communications Holdings, Inc.	41,105	3,846,195
Lockheed Martin Corp.	112,149	9,520,329
Masco Corp.	127,589	2,070,769
#*Monster Worldwide, Inc.	44,665	778,511
Norfolk Southern Corp.	131,457	7,799,344
Northrop Grumman Corp.	107,672	7,303,392
#Paccar, Inc.	129,516	6,025,084
Pall Corp.	41,736	1,627,287
Parker Hannifin Corp.	57,184	3,955,989
#Pitney Bowes, Inc.	73,773	1,873,834
Precision Castparts Corp.	50,383	6,466,154
*Quanta Services, Inc.	74,700	1,503,711
R. R. Donnelley & Sons Co.	73,070	1,570,274
Raytheon Co.	134,810	7,859,423
Republic Services, Inc.	115,162	3,573,477
#Robert Half International, Inc.	52,849	1,447,006
#Rockwell Automation, Inc.	50,768	3,082,633
Rockwell Collins, Inc.	55,909	3,634,085
Roper Industries, Inc.	33,315	2,032,881
Ryder System, Inc.	18,993	883,554
Southwest Airlines Co.	264,323	3,483,777
*Stericycle, Inc.	30,149	1,775,776
Textron, Inc.	96,949	2,214,315
Union Pacific Corp.	179,691	13,595,421
United Parcel Service, Inc.	353,081	24,412,020
United Technologies Corp.	333,010	24,959,099
#W.W. Grainger, Inc.	21,892	2,419,942
#Waste Management, Inc.	172,467	5,981,156

Total Industrials		410,268,430

Information Technology — (16.6%)
*Adobe Systems, Inc.	186,388	6,260,773
*Advanced Micro Devices, Inc.	200,782	1,819,085
*Agilent Technologies, Inc.	124,051	4,498,089
#*Akamai Technologies, Inc.	61,196	2,376,241
Altera Corp.	105,758	2,682,023
Amphenol Corp.	61,604	2,846,721
Analog Devices, Inc.	105,865	3,168,539
*Apple, Inc.	322,478	84,205,455
Applied Materials, Inc.	477,646	6,581,962

1090

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Autodesk, Inc.	81,692	$2,778,345
Automatic Data Processing, Inc.	179,529	7,784,377
*BMC Software, Inc.	64,942	2,556,117
Broadcom Corp.	153,334	5,288,490
CA, Inc.	140,548	3,205,900
*Cisco Sytems, Inc.	2,036,166	54,813,589
*Citrix Systems, Inc.	65,371	3,072,437
*Cognizant Technology Solutions Corp.	105,819	5,415,816
*Computer Sciences Corp.	54,627	2,861,909
*Compuware Corp.	80,870	695,482
Corning, Inc.	554,376	10,671,738
*Dell, Inc.	612,333	9,907,548
*eBay, Inc.	401,903	9,569,310
*Electronic Arts, Inc.	116,161	2,250,039
*EMC Corp.	729,998	13,877,262
Fidelity National Information Services, Inc.	117,331	3,084,632
*Fiserv, Inc.	54,167	2,767,392
*FLIR Systems, Inc.	54,365	1,663,025
*Google, Inc.	85,940	45,156,314
Harris Corp.	46,515	2,394,592
Hewlett-Packard Co.	837,170	43,507,725
Intel Corp.	1,964,460	44,848,622
International Business Machines Corp.	461,955	59,592,195
*Intuit, Inc.	111,636	4,036,758
Jabil Circuit, Inc.	68,666	1,051,963
*JDS Uniphase Corp.	79,484	1,032,497
*Juniper Networks, Inc.	186,857	5,308,607
#KLA-Tencor Corp.	61,192	2,084,200
#*Lexmark International, Inc.	27,773	1,028,990
Linear Technology Corp.	79,484	2,389,289
*LSI Corp.	233,480	1,405,550
#MasterCard, Inc. Class A	34,320	8,512,733
*McAfee, Inc.	56,434	1,961,081
*MEMC Electronic Materials, Inc.	80,857	1,048,715
Microchip Technology, Inc.	65,517	1,913,752
*Micron Technology, Inc.	302,515	2,828,515
Microsoft Corp.	2,713,496	82,870,168
Molex, Inc.	48,210	1,080,386
*Motorola, Inc.	822,516	5,815,188
#National Semiconductor Corp.	84,570	1,249,945
*NetApp, Inc.	122,561	4,249,190
*Novell, Inc.	123,857	694,838
*Novellus Systems, Inc.	34,094	893,263
*Nvidia Corp.	197,335	3,102,106
Oracle Corp.	1,390,037	35,918,556
#Paychex, Inc.	114,386	3,500,212
*QLogic Corp.	40,506	784,601
QUALCOMM, Inc.	597,661	23,153,387
*Red Hat, Inc.	67,108	2,004,516
*SAIC, Inc.	108,412	1,887,453
*Salesforce.com, Inc.	39,086	3,345,762
*Sandisk Corp.	81,336	3,244,493
*Symantec Corp.	286,717	4,808,244
Tellabs, Inc.	136,688	1,241,127
*Teradata Corp.	59,287	1,723,473
#*Teradyne, Inc.	63,028	770,832
Texas Instruments, Inc.	441,645	11,487,186
#Total System Services, Inc.	70,138	1,122,909
*VeriSign, Inc.	65,237	1,779,013
Visa, Inc.	158,746	14,323,652
*Western Digital Corp.	81,309	3,340,987

1091

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Western Union Co. (The)	242,809	$4,431,264
#Xerox Corp.	480,780	5,240,502
#Xilinx, Inc.	98,381	2,536,262
*Yahoo!, Inc.	423,254	6,996,389

Total Information Technology		720,400,298

Materials — (3.0%)
Air Products & Chemicals, Inc.	75,445	5,792,667
Airgas, Inc.	29,419	1,866,636
AK Steel Holding Corp.	39,070	654,422
Alcoa, Inc.	362,834	4,876,489
#Allegheny Technologies, Inc.	34,921	1,867,226
#Ball Corp.	33,457	1,780,247
Bemis Co., Inc.	38,765	1,178,844
CF Industries Holdings, Inc.	24,654	2,062,800
Cliffs Natural Resources, Inc.	48,087	3,006,880
Dow Chemical Co. (The)	409,072	12,611,690
E.I. du Pont de Nemours & Co.	321,425	12,805,572
Eastman Chemical Co.	25,855	1,730,217
#Ecolab, Inc.	84,020	4,103,537
FMC Corp.	25,788	1,641,148
Freeport-McMoRan Copper & Gold, Inc. Class B	153,119	11,565,078
#International Flavors & Fragrances, Inc.	28,108	1,407,930
International Paper Co.	154,018	4,118,441
MeadWestavco Corp.	60,909	1,654,898
Monsanto Co.	194,054	12,237,045
Newmont Mining Corp.	174,606	9,791,904
Nucor Corp.	111,990	5,075,387
*Owens-Illinois, Inc.	59,956	2,124,841
*Pactiv Corp.	47,061	1,195,820
PPG Industries, Inc.	58,981	4,150,493
Praxair, Inc.	108,934	9,125,401
Sealed Air Corp.	56,521	1,215,201
#Sigma-Aldrich Corp.	43,305	2,567,986
#*Titanium Metals Corp.	30,025	462,985
#United States Steel Corp.	50,985	2,786,840
#Vulcan Materials Co.	44,926	2,573,361
#Weyerhaeuser Co.	75,163	3,722,072

Total Materials		131,754,058

Real Estate Investment Trusts — (1.1%)
#Apartment Investment & Management Co. Class A	41,657	933,533
#AvalonBay Communities, Inc.	28,998	3,016,952
#Boston Properties, Inc.	49,419	3,897,182
#Equity Residential	100,244	4,538,046
HCP, Inc.	104,496	3,356,412
#Health Care REIT, Inc.	43,985	1,976,246
Host Marriott Corp.	232,287	3,776,987
#Kimco Realty Corp.	144,220	2,248,390
#ProLogis	168,637	2,220,949
Public Storage	48,249	4,675,811
#Simon Property Group, Inc.	103,125	9,180,187
#Ventas, Inc.	55,727	2,631,986
#Vornado Realty Trust	56,065	4,674,139

Total Real Estate Investment Trusts		47,126,820

Telecommunication Services — (2.4%)
*American Tower Corp.	143,198	5,843,910
AT&T, Inc.	2,098,903	54,697,412
CenturyTel, Inc.	106,534	3,633,875

1092

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#Frontier Communications Corp.	111,070	$884,117
*MetroPCS Communications, Inc.	92,819	708,209
Qwest Communications International, Inc.	529,157	2,767,491
#*Sprint Nextel Corp.	1,058,817	4,499,972
Verizon Communications, Inc.	1,008,453	29,134,207
Windstream Corp.	162,486	1,795,470

Total Telecommunication Services		103,964,663

Utilities — (3.1%)
*AES Corp.	237,723	2,743,323
Allegheny Energy, Inc.	60,302	1,313,378
#Ameren Corp.	84,253	2,187,208
American Electric Power Co., Inc.	170,006	5,831,206
CenterPoint Energy, Inc.	139,658	2,005,489
#CMS Energy Corp.	81,712	1,328,637
Consolidated Edison, Inc.	100,054	4,522,441
Constellation Energy Group, Inc.	71,512	2,527,949
Dominion Resources, Inc.	213,412	8,920,622
DTE Energy Co.	58,651	2,825,219
Duke Energy Corp.	465,623	7,813,154
Edison International, Inc.	115,864	3,982,246
Entergy Corp.	67,283	5,469,435
EQT Corp.	51,151	2,224,557
Exelon Corp.	234,674	10,229,440
FirstEnergy Corp.	108,405	4,105,297
FPL Group, Inc.	146,995	7,651,090
#Integrys Energy Group, Inc.	27,211	1,349,938
#Nicor, Inc.	16,083	699,771
NiSource, Inc.	98,434	1,604,474
Northeast Utilities, Inc.	62,398	1,734,040
*NRG Energy, Inc.	93,136	2,251,097
Oneok, Inc.	37,514	1,843,438
Pepco Holdings, Inc.	79,074	1,323,699
PG&E Corp.	132,054	5,783,965
Pinnacle West Capital Corp.	38,210	1,426,761
PPL Corp.	134,094	3,320,167
#Progress Energy, Inc.	101,216	4,040,543
Public Service Enterprise Group, Inc.	179,928	5,781,087
Questar Corp.	62,106	2,977,983
SCANA Corp.	39,648	1,564,907
Sempra Energy	87,838	4,319,873
#Southern Co.	291,744	10,082,673
TECO Energy, Inc.	76,020	1,287,019
Wisconsin Energy Corp.	41,571	2,182,893
Xcel Energy, Inc.	162,393	3,532,048

Total Utilities		132,787,067

TOTAL COMMON STOCKS		3,811,993,078

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $35,255,000 FHLMC 5.00%, 10/15/20, valued at $36,268,581) to be repurchased at $35,730,566	$35,730	35,730,000

1093

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@DFA Short Term Investment Fund	459,320,798	$459,320,798
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $21,128,727 FHLMC 5.765%(r), 11/01/36 & 5.934%(r), 01/01/38, valued at $15,735,279) to be repurchased at $15,277,195	$15,277	15,276,969
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $25,124,474 FNMA 6.000%, 04/01/36 & 7.000%, 11/01/37, valued at $10,176,738) to be repurchased at $9,879,737	9,880	9,879,572

TOTAL SECURITIES LENDING COLLATERAL		484,477,339

TOTAL INVESTMENTS — (100.0%) (Cost $3,473,410,694)		$4,332,200,417

1094

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (91.7%)
Consumer Discretionary — (16.7%)
#*AutoNation, Inc.	520,845	$10,521,069
Carnival Corp.	2,788,461	116,278,824
CBS Corp.	4,758	77,175
#CBS Corp. Class B	3,870,469	62,740,302
#*Clear Channel Outdoor Holdings, Inc.	94,100	1,089,678
Comcast Corp. Class A	11,512,642	227,259,553
#Comcast Corp. Special Class A	3,751,193	70,709,988
#*Discovery Communications, Inc. (25470F104)	620,976	24,031,771
*Discovery Communications, Inc. (25470F302)	579,219	19,328,538
#DR Horton, Inc.	462,325	6,791,554
Foot Locker, Inc.	71,465	1,096,988
#Fortune Brands, Inc.	702,456	36,822,743
#*GameStop Corp. Class A	187,400	4,555,694
#J.C. Penney Co., Inc.	815,260	23,781,134
#Lennar Corp. Class A	672,237	13,377,516
*Liberty Media Corp. Interactive Class A	3,585,265	55,105,523
*Liberty Media-Starz Corp. Series A	295,430	16,363,868
#*Live Nation Entertainment, Inc.	108,704	1,705,566
#Macy’s, Inc.	1,912,303	44,365,430
#*MGM Mirage	1,809,588	28,754,353
#*Mohawk Industries, Inc.	392,417	25,012,660
News Corp. Class A	8,257,941	127,337,450
#News Corp. Class B	2,711,072	48,229,971
*Pulte Group, Inc.	470,248	6,155,546
#*Royal Caribbean Cruises, Ltd.	901,600	32,313,344
#*Sears Holdings Corp.	595,638	72,042,416
#Time Warner Cable, Inc.	1,980,956	111,428,775
Time Warner, Inc.	6,225,984	205,955,551
#*Toll Brothers, Inc.	904,000	20,403,280
Walt Disney Co. (The)	4,577,802	168,646,226
Washington Post Co.	24,866	12,611,041
Wendy’s/Arby’s Group, Inc.	924,537	4,909,291
#Whirlpool Corp.	239,096	26,030,382
#Wyndham Worldwide Corp.	673,297	18,051,093

Total Consumer Discretionary		1,643,884,293

Consumer Staples — (6.3%)
Archer-Daniels-Midland Co.	2,639,369	73,743,970
#Bunge, Ltd.	304,332	16,114,379
*Central European Distribution Corp.	36,400	1,261,260
*Constellation Brands, Inc. Class A	855,902	15,637,330
#Corn Products International, Inc.	428,526	15,426,936
CVS Caremark Corp.	5,818,740	214,886,068
Del Monte Foods Co.	180,561	2,697,581
J.M. Smucker Co.	527,641	32,223,036
#Kraft Foods, Inc.	3,952,916	117,006,314
Molson Coors Brewing Co.	757,690	33,611,128
*Ralcorp Holdings, Inc.	80,012	5,324,799
Safeway, Inc.	1,299,574	30,669,946
#*Smithfield Foods, Inc.	288,215	5,401,149
#SUPERVALU, Inc.	1,327,679	19,782,417
Tyson Foods, Inc. Class A	1,926,959	37,749,127

Total Consumer Staples		621,535,440

Energy — (13.2%)
Anadarko Petroleum Corp.	2,760,568	171,596,907
*Baker Hughes, Inc.	227,319	11,311,380
Chesapeake Energy Corp.	3,039,817	72,347,645

1095

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
Chevron Corp.	855,223	$69,649,361
#Cimarex Energy Co.	368,647	25,097,488
ConocoPhillips	5,928,100	350,884,239
Helmerich & Payne, Inc.	488,887	19,858,590
Hess Corp.	1,215,222	77,227,358
Marathon Oil Corp.	3,398,346	109,256,824
Murphy Oil Corp.	126,690	7,620,403
#*Nabors Industries, Ltd.	1,170,876	25,255,795
National-Oilwell, Inc.	1,895,755	83,470,093
#Noble Energy, Inc.	499,005	38,123,982
#Patterson-UTI Energy, Inc.	687,685	10,514,704
#Pioneer Natural Resources Co.	650,933	41,744,333
#*Plains Exploration & Production Co.	576,596	16,900,029
*Pride International, Inc.	750,096	22,750,412
#*Rowan Cos., Inc.	465,666	13,876,847
#Smith International, Inc.	687,354	32,828,027
#Sunoco, Inc.	422,307	13,843,223
#Tesoro Petroleum Corp.	321,700	4,230,355
Tidewater, Inc.	273,715	14,673,861
Valero Energy Corp.	2,351,518	48,888,059
*Whiting Petroleum Corp.	212,514	19,196,390

Total Energy		1,301,146,305

Financials — (23.7%)
*Allegheny Corp.	37,580	11,167,273
Allied World Assurance Co. Holdings, Ltd.	151,739	6,611,268
Allstate Corp. (The)	2,668,014	87,164,017
American Financial Group, Inc.	689,393	20,288,836
#American National Insurance Co.	92,588	10,199,494
*Arch Capital Group, Ltd.	76,175	5,757,306
Aspen Insurance Holdings, Ltd.	203,151	5,481,014
Assurant, Inc.	381,139	13,884,894
Axis Capital Holdings, Ltd.	588,936	18,357,135
Bank of America Corp.	18,616,251	331,927,755
Capital One Financial Corp.	2,264,568	98,304,897
Chubb Corp.	1,484,925	78,507,985
#Cincinnati Financial Corp.	990,152	28,120,317
*CIT Group, Inc.	39,555	1,605,933
*Citigroup, Inc.	28,943,302	126,482,230
CME Group, Inc.	276,766	90,892,722
#*CNA Financial Corp.	1,676,585	47,145,570
#Comerica, Inc.	102,051	4,286,142
Discover Financial Services	1,682,368	26,009,409
#Endurance Specialty Holdings, Ltd.	12,831	472,822
#Everest Re Group, Ltd.	199,791	15,313,980
Fidelity National Financial, Inc.	945,859	14,358,140
#Fifth Third Bancorp	2,707,541	40,369,436
First American Corp	543,016	18,772,063
#*Genworth Financial, Inc.	2,135,243	35,274,214
Hanover Insurance Group, Inc.	304,654	13,724,663
Hartford Financial Services Group, Inc.	1,690,968	48,310,956
HCC Insurance Holdings, Inc.	473,689	12,879,604
JPMorgan Chase & Co.	2,944,498	125,376,725
KeyCorp	2,906,447	26,216,152
Legg Mason, Inc.	708,866	22,463,964
Lincoln National Corp.	1,462,460	44,736,651
Loews Corp.	2,592,160	96,532,038
#Marshall & Ilsley Corp.	642,918	5,850,554
MetLife, Inc.	4,631,345	211,096,705
*NASDAQ OMX Group, Inc. (The)	370,822	7,787,262
NYSE Euronext, Inc.	1,058,346	34,533,830

1096

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#Old Republic International Corp.	1,432,884	$21,507,589
PartnerRe, Ltd.	42,900	3,328,182
People’s United Financial, Inc.	2,984	46,341
Prudential Financial, Inc.	1,954,433	124,223,761
Regions Financial Corp.	4,704,696	41,589,513
Reinsurance Group of America, Inc.	509,512	26,306,105
RenaissanceRe Holdings, Ltd.	3,924	219,548
#SunTrust Banks, Inc.	2,063,720	61,086,112
Transatlantic Holdings, Inc.	308,709	15,352,099
Travelers Cos., Inc. (The)	3,328,076	168,866,576
Unum Group	1,898,589	46,458,473
Validus Holdings, Ltd.	296,926	7,592,398
#Wesco Financial Corp.	19,805	7,507,085
White Mountains Insurance Group, Ltd.	30,224	10,384,966
#WR Berkley Corp.	66,774	1,802,898
*XL Capital, Ltd.	194,167	3,456,173
Zions Bancorporation	445,485	12,798,784

Total Financials		2,338,790,559

Health Care — (5.6%)
Aetna, Inc.	1,768,869	52,270,079
#*Boston Scientific Corp.	4,237,207	29,151,984
*CareFusion Corp.	213,810	5,896,880
#*Community Health Systems, Inc.	370,974	15,157,998
*Coventry Health Care, Inc.	478,557	11,360,943
*Health Net, Inc.	73,886	1,626,970
#*Hologic, Inc.	920,210	16,444,153
*Humana, Inc.	648,419	29,645,717
*Inverness Medical Innovations, Inc.	239,800	9,539,244
#*King Pharmaceuticals, Inc.	1,215,010	11,907,098
*Merck & Co., Inc.	87,152	3,053,806
#Omnicare, Inc.	582,523	16,188,314
PerkinElmer, Inc.	424,381	10,630,744
*Pfizer, Inc.	387,911	6,485,872
Teleflex, Inc.	52,080	3,193,546
*Thermo Fisher Scientific, Inc.	1,696,073	93,758,915
*UnitedHealth Group, Inc.	2,645,609	80,188,409
*Watson Pharmaceuticals, Inc.	353,613	15,141,709
*WellPoint, Inc.	2,580,122	138,810,564

Total Health Care		550,452,945

Industrials — (13.0%)
#*AGCO Corp.	248,663	8,708,178
#*Covanta Holding Corp.	73,962	1,292,856
CSX Corp.	2,287,204	128,197,784
Eaton Corp.	395,650	30,528,354
FedEx Corp.	563,693	50,738,007
General Electric Co.	18,948,832	357,374,971
#*Hertz Global Holdings, Inc.	916,687	13,255,294
#Ingersoll-Rand P.L.C.	635,764	23,510,553
#*Kansas City Southern	228,073	9,248,360
KBR, Inc.	30,162	665,977
L-3 Communications Holdings, Inc.	23,585	2,206,848
Masco Corp.	937,149	15,209,928
Norfolk Southern Corp.	2,186,220	129,708,433
#Northrop Grumman Corp.	1,926,678	130,686,569
*Owens Corning	54,270	1,887,511
Pentair, Inc.	341,927	12,364,080
R. R. Donnelley & Sons Co.	705,088	15,152,341
Republic Services, Inc.	695,894	21,593,591
#Ryder System, Inc.	319,005	14,840,113

1097

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Southwest Airlines Co.	4,297,932	$56,646,744
#SPX Corp.	69,937	4,887,198
*Terex Corp.	111,500	2,956,980
Timken Co.	217,642	7,656,646
Tyco International, Ltd.	336,967	13,070,950
Union Pacific Corp.	2,835,808	214,557,233
*URS Corp.	356,821	18,322,758

Total Industrials		1,285,268,257

Information Technology — (3.5%)
Activision Blizzard, Inc.	1,862,769	20,639,480
#*AOL, Inc.	555,835	12,984,306
*Arrow Electronics, Inc.	532,232	16,233,076
*Avnet, Inc.	860,267	27,502,736
AVX Corp.	179,574	2,774,418
*Computer Sciences Corp.	946,932	49,609,767
Fidelity National Information Services, Inc.	135,015	3,549,544
*IAC/InterActiveCorp.	815,025	18,272,860
*Ingram Micro, Inc.	969,555	17,607,119
*MEMC Electronic Materials, Inc.	90,051	1,167,961
#*Micron Technology, Inc.	3,863,757	36,126,128
#*Sandisk Corp.	606,339	24,186,863
*Tech Data Corp.	196	8,408
Tellabs, Inc.	1,931,218	17,535,459
Tyco Electronics, Ltd.	1,547,828	49,716,235
#Xerox Corp.	4,141,401	45,141,271

Total Information Technology		343,055,631

Materials — (4.2%)
Alcoa, Inc.	5,082,514	68,308,988
Ashland, Inc.	259,363	15,447,660
#*Domtar Corp.	126,265	8,944,613
Dow Chemical Co. (The)	3,982,926	122,793,609
Huntsman Corp.	222,502	2,538,748
International Paper Co.	2,281,591	61,009,743
#MeadWestavco Corp.	1,023,001	27,794,937
Reliance Steel & Aluminum Co.	300,700	14,677,167
Steel Dynamics, Inc.	265,818	4,176,001
#United States Steel Corp.	567,570	31,023,376
#Vulcan Materials Co.	129,233	7,402,466
#Weyerhaeuser Co.	1,105,551	54,746,886

Total Materials		418,864,194

Telecommunication Services — (4.6%)
AT&T, Inc.	11,233,286	292,739,433
CenturyTel, Inc.	796,609	27,172,333
#*Sprint Nextel Corp.	11,713,380	49,781,865
#Telephone & Data Systems, Inc.	309,373	10,722,868
Telephone & Data Systems, Inc. Special Shares	251,163	7,605,216
*United States Cellular Corp.	264,225	11,118,588
Verizon Communications, Inc.	1,782,841	51,506,276

Total Telecommunication Services		450,646,579

Utilities — (0.9%)
*AES Corp.	712,304	8,219,988
*Calpine Corp.	1,079,562	14,714,430
*Mirant Corp.	132,736	1,547,702
*NRG Energy, Inc.	494,999	11,964,126
Public Service Enterprise Group, Inc.	1,267,773	40,733,546

1098

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
Questar Corp.	207,166	$9,933,610

Total Utilities		87,113,402

TOTAL COMMON STOCKS		9,040,757,605

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,140,000 FNMA 6.00%, 10/01/38, valued at $13,730,091) to be repurchased at $13,526,214	$13,526	13,526,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.2%)
§@ DFA Short Term Investment Fund	768,077,029	768,077,029
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $65,858,702 FNMA 2.688%(r), 03/01/35 & 6.122%(r), 08/01/37, valued at $26,313,027) to be repurchased at $25,547,006	$25,547	25,546,628
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $29,140,000 FNMA 5.000%, 05/01/34 & 6.000%, 08/01/36, valued at $17,138,431) to be repurchased at $16,638,109	16,638	16,637,832

TOTAL SECURITIES LENDING COLLATERAL		810,261,489

TOTAL INVESTMENTS — (100.0%) (Cost $7,449,431,817)		$9,864,545,094

1099

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (84.1%)
AUSTRALIA — (5.2%)
Alumina, Ltd.	2,104,308	$2,971,710
#Alumina, Ltd. Sponsored ADR	172,484	967,635
Amcor, Ltd.	2,298,994	13,912,991
Amcor, Ltd. Sponsored ADR	77,103	1,863,580
*Asciano Group, Ltd.	1,652,988	2,565,294
Australia & New Zealand Banking Group, Ltd.	3,176,183	70,350,159
#Bank of Queensland, Ltd.	183,765	2,129,139
Bendigo Bank, Ltd.	508,992	4,602,751
*BlueScope Steel, Ltd.	4,756,814	11,413,423
Boral, Ltd.	1,228,616	6,641,924
#Caltex Australia, Ltd.	265,507	2,833,647
#Crown, Ltd.	1,179,954	8,896,772
CSR, Ltd.	2,677,178	4,266,846
Downer EDI, Ltd.	547,370	3,499,524
#Fairfax Media, Ltd.	3,339,114	5,269,784
Goodman Fielder, Ltd.	2,376,765	3,190,317
Harvey Norman Holdings, Ltd.	722,542	2,255,848
Incitec Pivot, Ltd.	4,149,776	12,269,031
Insurance Australia Group, Ltd.	2,620,594	9,214,893
Lend Lease Group NL	755,364	5,945,430
#Macquarie Group, Ltd.	410,696	18,727,749
National Australia Bank, Ltd.	2,342,165	59,839,711
OneSteel, Ltd.	1,841,739	5,923,432
Origin Energy, Ltd.	1,191,927	17,926,365
*OZ Minerals, Ltd.	4,190,871	4,411,252
Primary Health Care, Ltd.	339,197	1,270,209
*Qantas Airways, Ltd.	2,850,317	7,380,267
Santos, Ltd.	983,576	12,478,552
Sims Metal Management, Ltd.	100,420	1,887,692
#*Sims Metal Management, Ltd. Sponsored ADR	124,013	2,333,925
Suncorp-Metway, Ltd.	2,664,601	22,021,061
TABCORP Holdings, Ltd.	1,277,891	8,071,092
Tatts Group, Ltd.	1,897,509	4,329,953
Toll Holdings, Ltd.	42,533	277,819
Washington H. Soul Pattinson & Co., Ltd.	113,801	1,498,792
Wesfarmers, Ltd.	2,331,991	62,514,415

TOTAL AUSTRALIA		405,952,984

AUSTRIA — (0.5%)
#Erste Group Bank AG	360,535	16,007,238
#OMV AG	383,710	13,711,044
Voestalpine AG	175,999	6,546,589

TOTAL AUSTRIA		36,264,871

BELGIUM — (0.6%)
Delhaize Group SA	201,237	16,641,597
Delhaize Group SA Sponsored ADR	52,900	4,378,533
*KBC Groep NV	209,898	9,391,227
Solvay SA	55,899	5,338,105
#UCB SA	278,888	10,803,265

TOTAL BELGIUM		46,552,727

CANADA — (8.9%)
Astral Media, Inc. Class A	40,138	1,394,833
#Bank of Montreal	680,265	42,250,363
BCE, Inc.	651,325	19,569,245
Canadian Pacific Railway, Ltd.	427,751	25,215,328
#Canadian Tire Corp. Class A	166,647	9,173,952

1100

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
CANADA — (Continued)
Cenovus Energy, Inc.	671,498	$19,745,664
*CGI Group, Inc.	400,789	5,934,108
Empire Co., Ltd. Class A	65,500	3,416,214
#EnCana Corp.	1,307,643	43,253,401
Ensign Energy Services, Inc.	128,319	1,734,416
Fairfax Financial Holdings, Ltd.	46,500	17,624,040
George Weston, Ltd.	123,800	8,885,861
*Gerdau Ameristeel Corp.	403,761	3,040,728
#Goldcorp, Inc.	353,927	15,299,207
Husky Energy, Inc.	257,420	7,275,574
Industrial Alliance Insurance & Financial Services, Inc.	140,300	4,839,646
Inmet Mining Corp.	87,300	4,531,728
Intact Financial Corp.	128,700	5,574,719
Loblaw Cos., Ltd.	184,013	6,764,172
*Lundin Mining Corp.	373,700	1,762,181
*Magna International, Inc. Class A	243,268	15,997,541
#Manitoba Telecom Services, Inc.	40,500	1,295,777
#Manulife Financial Corp.	2,074,478	37,413,307
#Metro, Inc. Class A	137,300	6,068,882
#National Bank of Canada	135,767	8,299,991
Nexen, Inc.	364,697	8,867,903
Onex Corp.	110,200	3,192,741
*Sino-Forest Corp.	181,392	3,224,985
#Sun Life Financial, Inc.	1,262,400	37,121,370
Suncor Energy, Inc.	1,057,029	36,160,423
Talisman Energy, Inc.	1,688,236	28,735,578
*Teck Resources, Ltd. Class B	1,418,230	55,735,127
Telus Corp.	216,152	7,675,332
#Thomson Reuters Corp.	1,832,184	66,014,899
#Toronto Dominion Bank	944,998	70,237,595
#TransAlta Corp.	238,600	4,909,175
TransCanada Corp.	1,065,371	37,588,991
*Viterra, Inc.	460,598	3,899,530
Yamana Gold, Inc.	1,625,161	17,742,701

TOTAL CANADA		697,467,228

DENMARK — (1.2%)
#A.P. Moller - Maersk A.S.	3,478	29,202,033
#Carlsberg A.S. Series B	277,074	22,393,108
Danisco A.S.	107,780	7,783,151
*Danske Bank A.S.	1,119,258	29,221,312
*Jyske Bank A.S.	111,779	4,514,741
#*Sydbank A.S.	60,841	1,783,154

TOTAL DENMARK		94,897,499

FINLAND — (0.8%)
Fortum Oyj	117,713	3,041,616
#Kesko Oyj	152,447	5,909,732
#Neste Oil Oyj	302,274	4,893,310
Outokumpu Oyj	149,777	3,149,931
#Sampo Oyj	524,829	12,900,273
#Stora Enso Oyj Series R	1,304,065	10,887,536
Stora Enso Oyj Sponsored ADR	91,500	753,960
UPM-Kymmene Oyj	1,160,850	16,659,214
UPM-Kymmene Oyj Sponsored ADR	69,300	991,683

TOTAL FINLAND		59,187,255

FRANCE — (7.0%)
#*Air France-KLM SA	320,673	5,045,119
#AXA SA	2,818,397	56,008,406

1101

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#AXA SA Sponsored ADR	140,900	$2,699,644
BNP Paribas SA	913,891	62,771,738
Capgemini SA	259,094	13,050,337
#Casino Guichard Perrachon SA	93,798	8,279,859
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	18,604	559,236
#Ciments Francais SA	26,702	2,697,179
#CNP Assurances SA	72,302	6,086,160
#Compagnie de Saint-Gobain SA	846,142	41,770,221
Compagnie Generale des Establissements Michelin SA Series B	218,195	15,807,031
Credit Agricole SA	1,845,722	26,384,689
European Aeronautic Defence & Space Co. SA	968,650	17,990,743
France Telecom SA	410,711	8,991,156
#GDF Suez SA	475,415	16,907,421
*Groupe Eurotunnel SA	429,121	3,918,570
Lafarge SA	467,217	33,874,309
#Lagardere SCA	238,722	9,628,370
*Natixis SA	1,090,903	5,578,967
#*Peugeot SA	325,797	9,622,237
PPR SA	161,317	21,680,968
#*Renault SA	500,084	23,168,934
*Rexel SA	70,707	1,199,264
Safran SA	312,438	7,938,383
Schneider Electric SA	1,725	195,837
#SCOR SE	193,766	4,570,710
Societe Generale Paris SA	996,332	53,203,436
STMicroelectronics NV	1,542,301	14,281,251
#Vivendi SA	2,686,677	70,478,172

TOTAL FRANCE		544,388,347

GERMANY — (6.8%)
#Allianz SE	459,625	52,559,795
Allianz SE Sponsored ADR	2,834,240	32,140,282
Bayerische Motoren Werke AG	915,762	45,290,896
#*Commerzbank AG	1,089,462	8,553,617
Daimler AG (5529027)	1,684,003	86,179,238
#Daimler AG (D1668R123)	404,583	20,609,458
Deutsche Bank AG (5750355)	774,190	54,036,753
#Deutsche Bank AG (D18190898)	202,227	13,888,950
Deutsche Lufthansa AG	464,311	7,721,225
#*Deutsche Postbank AG	95,853	3,267,717
#Deutsche Telekom AG	2,621,866	34,493,460
Deutsche Telekom AG Sponsored ADR	2,809,150	33,681,708
#E.ON AG	545,840	20,187,394
Fraport AG	41,329	2,142,909
Generali Deutschland Holding AG	20,937	2,336,621
#*Hannover Rueckversicherung AG	110,141	5,195,805
#Heidelberger Zement AG	185,665	11,456,085
Hochtief AG	8,774	723,195
#Linde AG	113,862	13,604,677
#Munchener Rueckversicherungs-Gesellschaft AG	398,730	56,194,541
Porsche Automobil Holding SE	190,907	11,047,376
*Salzgitter AG	79,216	6,418,354
SCA Hygiene Products SE	3,195	1,499,886
ThyssenKrupp AG	368,208	11,973,095

TOTAL GERMANY		535,203,037

GREECE — (0.2%)
*Agricultural Bank of Greece S.A.	285,278	514,560
*Alpha Bank A.E.	278,473	2,255,454
*EFG Eurobank Ergasias S.A.	385,650	3,100,125
Hellenic Petroleum S.A.	355,700	3,831,869

1102

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
#National Bank of Greece S.A. ADR	619,230	$2,018,690
*Piraeus Bank S.A.	174,541	1,314,473

TOTAL GREECE		13,035,171

HONG KONG — (1.9%)
*Cathay Pacific Airways, Ltd.	1,288,000	2,676,410
Cheung Kong Holdings, Ltd.	2,795,000	34,449,768
*Dah Sing Financial Holdings, Ltd.	161,600	917,855
Great Eagle Holdings, Ltd.	471,721	1,320,054
Hang Lung Group, Ltd.	1,013,000	4,948,787
#Henderson Land Development Co., Ltd.	1,995,000	12,511,176
Hong Kong & Shanghai Hotels, Ltd.	1,164,505	1,835,447
Hopewell Holdings, Ltd.	690,669	2,012,941
Hutchison Whampoa, Ltd.	5,568,000	38,213,768
Hysan Development Co., Ltd.	1,029,302	3,013,362
New World Development Co., Ltd.	4,190,974	7,433,574
Pacific Basin Shipping, Ltd.	301,000	227,608
#Sino Land Co., Ltd.	1,789,315	3,211,057
Sun Hung Kai Properties, Ltd.	1,169,827	16,203,753
Wharf Holdings, Ltd.	1,065,990	5,778,723
Wheelock & Co., Ltd.	3,482,000	10,729,071

TOTAL HONG KONG		145,483,354

IRELAND — (0.1%)
#CRH P.L.C. Sponsored ADR	227,160	6,494,504

ITALY — (2.2%)
Banca Monte Dei Paschi di Siena SpA	5,698,737	7,890,320
Banca Popolare di Milano Scarl	982,340	5,524,791
*Banco Popolare Scarl	426,228	2,728,955
*Fiat SpA	310,905	4,080,758
#Fondiaria - SAI SpA	167,605	2,321,691
#*Intesa Sanpaolo SpA	11,201,860	36,920,433
Italcementi SpA	273,413	3,109,109
#Telecom Italia SpA	5,476,933	7,657,304
#Telecom Italia SpA Sponsored ADR	1,874,500	25,961,825
*UniCredit SpA	22,325,370	58,508,215
Unione di Banche Italiane ScpA	1,533,872	18,995,208
#*Unipol Gruppo Finanziario SpA	1,822,774	1,908,920

TOTAL ITALY		175,607,529

JAPAN — (14.9%)
#77 Bank, Ltd. (The)	737,372	4,190,115
#AEON Co., Ltd.	1,886,800	21,603,280
Aisin Seiki Co., Ltd.	282,500	8,584,887
Ajinomoto Co., Inc.	1,285,000	12,069,125
Alfresa Holdings Corp.	50,400	2,529,166
Amada Co., Ltd.	644,000	5,287,325
Aozora Bank, Ltd.	943,000	1,352,054
Asahi Glass Co., Ltd.	119,000	1,406,179
Asahi Kasei Corp.	503,000	2,827,667
#Asatsu-DK, Inc.	32,500	862,308
Awa Bank, Ltd. (The)	65,600	364,255
Bank of Iwate, Ltd. (The)	19,600	1,073,808
Bank of Kyoto, Ltd. (The)	620,400	5,451,100
Bank of Yokohama, Ltd. (The)	978,000	5,085,023
Bridgestone Corp.	1,122,200	18,702,608
Canon Marketing Japan, Inc.	124,900	1,952,518
Casio Computer Co., Ltd.	249,300	1,960,355
Chiba Bank, Ltd. (The)	881,000	5,579,339
#Chudenko Corp.	41,100	510,328

1103

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Chugoku Bank, Ltd. (The)	297,800	$3,817,697
Chuo Mitsui Trust Holdings, Inc.	455,689	1,738,665
Citizen Holdings Co., Ltd.	377,500	2,621,905
Coca-Cola West Co., Ltd.	109,007	1,928,614
Comsys Holdings Corp.	151,700	1,421,742
Cosmo Oil Co., Ltd.	1,212,364	3,268,109
#Credit Saison Co., Ltd.	298,900	4,371,500
Dai Nippon Printing Co., Ltd.	1,416,000	19,616,953
Daicel Chemical Industries, Ltd.	515,000	3,301,535
#*Daido Steel Co., Ltd.	398,000	1,691,815
#Dainippon Sumitomo Pharma Co., Ltd.	202,900	1,680,253
Daishi Bank, Ltd. (The)	573,932	1,937,709
Daiwa House Industry Co., Ltd.	916,000	9,855,899
Daiwa Securities Group, Inc.	1,202,000	6,217,116
Denso Corp.	156,388	4,563,902
Dentsu, Inc.	8,000	217,746
DIC Corp.	123,000	263,611
*Fuji Heavy Industries, Ltd.	1,318,000	7,376,489
Fuji Television Network, Inc.	761	1,221,767
FUJIFILM Holdings Corp.	1,327,000	45,478,278
Fujikura, Ltd.	624,000	3,333,257
Fukuoka Financial Group, Inc.	1,560,000	6,768,495
#Glory, Ltd.	77,800	1,980,328
Gunma Bank, Ltd. (The)	699,397	3,772,866
#H2O Retailing Corp.	198,000	1,378,394
Hachijuni Bank, Ltd. (The)	993,231	5,571,524
Hakuhodo Dy Holdings, Inc.	31,000	1,761,036
Hankyu Hanshin Holdings, Inc.	294,000	1,369,661
Higo Bank, Ltd. (The)	376,000	2,043,147
Hino Motors, Ltd.	279,000	1,404,496
#Hiroshima Bank, Ltd. (The)	265,000	1,086,335
Hitachi Capital Corp.	47,100	711,159
#Hitachi High-Technologies Corp.	118,800	2,590,210
Hitachi Transport System, Ltd.	111,000	1,605,600
*Hitachi, Ltd.	5,647,000	24,819,272
#*Hitachi, Ltd. Sponsored ADR	144,840	6,354,131
Hokkoku Bank, Ltd. (The)	435,409	1,545,262
*Hokuhoku Financial Group, Inc.	1,505,000	2,992,495
#House Foods Corp.	119,500	1,724,063
Hyakugo Bank, Ltd. (The)	475,028	2,136,669
Hyakujishi Bank, Ltd. (The)	329,000	1,345,005
Idemitsu Kosan Co., Ltd.	51,124	4,234,851
*Inpex Corp.	808	5,685,989
Isetan Mitsukoshi Holdings, Ltd.	736,300	8,503,391
*Isuzu Motors, Ltd.	21,000	66,815
ITOCHU Corp.	866,000	7,502,728
Iyo Bank, Ltd. (The)	285,000	2,652,754
J Front Retailing Co., Ltd.	928,000	5,404,572
#Joyo Bank, Ltd. (The)	1,234,000	5,133,270
JS Group Corp.	561,100	11,004,250
JTEKT Corp.	233,600	2,684,192
Juroku Bank, Ltd.	400,000	1,510,476
*JX Holdings, Inc.	5,279,233	29,449,280
Kagoshima Bank, Ltd. (The)	358,143	2,356,576
#Kajima Corp.	1,481,000	3,763,033
Kamigumi Co., Ltd.	519,000	4,286,926
Kandenko Co., Ltd.	129,000	841,788
Kaneka Corp.	580,542	3,663,749
Kansai Paint Co., Ltd.	64,000	485,115
*Kawasaki Kisen Kaisha, Ltd.	899,087	3,821,131
Keiyo Bank, Ltd. (The)	317,000	1,474,170

1104

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Kewpie Corp.	130,400	$1,437,447
Kinden Corp.	285,000	2,529,063
Kobe Steel, Ltd.	3,785,000	8,447,758
Kuraray Co., Ltd.	30,500	399,277
Kyocera Corp.	327,900	32,923,249
#Kyocera Corp. Sponsored ADR	13,600	1,336,200
*Kyowa Hakko Kirin Co., Ltd.	478,000	5,015,476
Mabuchi Motor Co., Ltd.	27,100	1,493,693
Marui Group Co., Ltd.	542,642	4,289,737
#Maruichi Steel Tube, Ltd.	48,300	928,119
Mazda Motor Corp.	3,005,000	8,873,976
Medipal Holdings Corp.	255,700	3,187,967
#Meiji Holdings Co., Ltd.	127,495	4,602,684
Mitsubishi Chemical Holdings Corp.	2,534,000	13,524,323
Mitsubishi Gas Chemical Co., Inc.	589,000	3,551,650
Mitsubishi Heavy Industries, Ltd.	7,959,000	32,059,477
Mitsubishi Logistics Corp.	205,000	2,680,305
#*Mitsubishi Materials Corp.	2,316,000	6,941,833
#Mitsubishi Tanabe Pharma Corp.	546,000	7,224,072
#Mitsubishi UFJ Financial Group, Inc. ADR	1,696,633	8,771,593
Mitsui Chemicals, Inc.	1,443,800	4,742,467
Mitsui Mining & Smelting Co., Ltd.	359,000	983,763
Mitsui O.S.K. Lines, Ltd.	546,000	4,081,995
Mitsumi Electric Co., Ltd.	137,400	2,989,796
Mizuho Securities Co., Ltd.	1,006,000	2,786,379
MS&AD Insurance Group Holdings, Inc.	746,653	21,460,717
Nagase & Co., Ltd.	235,889	2,813,833
#Namco Bandai Holdings, Inc.	315,800	3,151,153
#Nanto Bank, Ltd. (The)	270,000	1,440,805
NEC Corp.	5,322,101	17,523,047
#NGK Spark Plug Co., Ltd.	134,000	1,818,305
Nippon Express Co., Ltd.	1,716,238	8,085,736
Nippon Kayaku Co., Ltd.	6,000	52,739
Nippon Meat Packers, Inc.	369,536	4,668,118
Nippon Paper Group, Inc.	192,200	5,397,853
Nippon Sheet Glass Co., Ltd.	1,171,739	3,848,928
Nippon Shokubai Co., Ltd.	234,000	2,115,231
Nippon Television Network Corp.	10,790	1,612,580
Nippon Yusen K.K.	2,813,000	11,564,855
Nishi-Nippon Bank, Ltd.	1,236,569	3,558,692
*Nissan Motor Co., Ltd.	4,257,200	37,042,570
Nisshin Steel Co., Ltd.	1,248,000	2,639,024
Nisshinbo Holdings, Inc.	305,000	3,239,632
*NKSJ Holdings, Inc.	1,060,000	7,695,960
NOK Corp.	162,200	2,757,069
NSK, Ltd.	45,000	343,263
NTN Corp.	636,000	2,792,914
Obayashi Corp.	1,650,682	7,375,517
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	1,093,475
Oji Paper Co., Ltd.	1,769,000	8,333,683
Ono Pharmaceutical Co., Ltd.	92,600	3,830,979
#Onward Holdings Co., Ltd.	278,000	2,299,565
Panasonic Corp. Sponsored ADR	43,005	627,873
Panasonic Electric Works Co., Ltd.	575,000	7,078,873
Rengo Co., Ltd.	281,000	1,614,323
#Ricoh Co., Ltd.	1,541,000	26,177,935
Rohm Co., Ltd.	206,000	15,266,667
San-in Godo Bank, Ltd. (The)	309,900	2,374,713
Sapporo Hokuyo Holdings, Inc.	452,900	2,084,546
SBI Holdings, Inc.	30,567	6,556,067
Seiko Epson Corp.	260,800	4,620,090

1105

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Seino Holdings Co., Ltd.	295,000	$2,127,210
Sekisui Chemical Co., Ltd.	867,000	5,921,045
Sekisui House, Ltd.	1,224,000	11,667,257
Seven & I Holdings Co., Ltd.	896,800	22,932,156
Sharp Corp.	706,000	9,144,123
#Shiga Bank, Ltd.	332,185	1,982,415
Shimachu Co., Ltd.	70,700	1,470,133
Shimizu Corp.	1,371,000	5,491,994
#Shinsei Bank, Ltd.	1,542,000	2,001,264
Shizuoka Bank, Ltd.	738,000	6,192,465
Showa Denko K.K.	1,456,000	3,309,433
*Showa Shell Sekiyu K.K.	282,300	1,914,388
SKY Perfect JSAT Holdings, Inc.	3,029	1,217,581
Sohgo Security Services Co., Ltd.	101,300	1,129,739
Sojitz Corp.	2,155,700	3,887,536
Sony Corp.	652,500	22,340,946
Sony Corp. Sponsored ADR	1,725,386	59,042,709
Sumitomo Bakelite Co., Ltd.	347,000	1,911,993
Sumitomo Chemical Co., Ltd.	1,982,000	9,365,599
Sumitomo Corp.	2,891,700	34,821,584
Sumitomo Electric Industries, Ltd.	1,926,800	23,711,110
Sumitomo Forestry Co., Ltd.	158,000	1,332,264
Sumitomo Heavy Industries, Ltd.	384,000	2,524,405
Sumitomo Rubber Industries, Ltd.	230,300	2,058,573
Sumitomo Trust & Banking Co., Ltd.	2,806,000	16,969,418
Suzuken Co., Ltd.	126,100	4,822,344
*Taiheiyo Cement Corp.	1,638,800	2,317,477
Taisei Corp.	2,041,703	4,651,643
Taisho Pharmaceutical Co., Ltd.	219,000	3,983,164
#Takashimaya Co., Ltd.	492,634	4,670,457
#*Takata Corp.	36,900	925,282
TDK Corp.	188,500	12,064,132
Teijin, Ltd.	1,876,862	5,988,901
Toda Corp.	385,000	1,394,054
Tokai Rika Co., Ltd.	34,200	733,857
Tokuyama Corp.	486,000	2,721,785
Tokyo Broadcasting System, Inc.	64,600	1,117,011
#Tokyo Steel Manufacturing Co., Ltd.	194,300	2,603,732
*Tokyo Tatemono Co., Ltd.	568,000	2,619,327
Tokyu Land Corp.	38,000	162,427
Toppan Printing Co., Ltd.	1,260,000	11,490,383
#Tosoh Corp.	1,044,000	2,939,252
TOTO, Ltd.	17,000	114,444
#Toyo Seikan Kaisha, Ltd.	346,349	5,959,109
#Toyobo Co., Ltd.	743,000	1,241,733
Toyota Auto Body Co., Ltd.	105,100	1,689,266
#*Toyota Motor Corp. Sponsored ADR	72,730	5,606,756
Toyota Tsusho Corp.	454,500	6,778,407
TV Asahi Corp.	755	1,232,481
UNY Co., Ltd.	339,550	3,080,104
#Wacoal Corp.	116,000	1,480,301
Yamaguchi Financial Group, Inc.	414,148	4,146,917
Yamaha Corp.	297,100	3,633,823
*Yamaha Motor Co., Ltd.	27,300	402,755
Yamato Holdings Co., Ltd.	124,400	1,777,638
#Yamazaki Baking Co., Ltd.	152,000	1,941,183
#*Yokogawa Electric Corp.	69,000	589,737
Yokohama Rubber Co., Ltd.	437,000	2,041,118

TOTAL JAPAN		1,166,949,175

1106

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	$—

NETHERLANDS — (3.7%)
*Aegon NV	3,202,429	22,397,817
#*Akzo Nobel NV	70,259	4,154,739
#ArcelorMittal NV	2,446,831	95,219,011
*ING Groep NV	3,093,625	27,305,359
*ING Groep NV Sponsored ADR	999,504	8,865,600
Koninklijke Ahold NV	1,076,007	14,754,343
Koninklijke DSM NV	443,200	19,796,362
Koninklijke Philips Electronics NV	2,870,499	96,388,982
Philips Electronics NV ADR	137,395	4,580,749

TOTAL NETHERLANDS		293,462,962

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	960,736	4,348,832
Fletcher Building, Ltd.	685,164	4,158,292

TOTAL NEW ZEALAND		8,507,124

NORWAY — (1.0%)
#*DnB NOR ASA Series A	2,258,695	26,731,923
#*Marine Harvest ASA	5,002,000	4,641,297
#*Norsk Hydro ASA	2,002,345	15,376,141
#*Norsk Hydro ASA Sponsored ADR	59,900	459,433
#Orkla ASA	2,700,350	22,647,998
#*Storebrand ASA	713,900	5,369,257

TOTAL NORWAY		75,226,049

PORTUGAL — (0.1%)
#Banco BPI SA	275,646	619,538
#Banco Comercial Portugues SA	3,941,284	3,701,680
#*Banco Espirito Santo SA	747,704	3,579,350
Cimpor Cimentos de Portugal SA	129,009	935,659

TOTAL PORTUGAL		8,836,227

SINGAPORE — (1.4%)
CapitaLand, Ltd.	3,729,000	10,072,865
City Developments, Ltd.	509,000	3,910,419
DBS Group Holdings, Ltd.	3,126,750	34,428,620
Fraser & Neave, Ltd.	2,351,450	8,355,490
*Golden Agri-Resources, Ltd.	13,635,000	5,759,747
Neptune Orient Lines, Ltd.	1,457,000	2,285,459
#Overseas-Chinese Banking Corp., Ltd.	2,262,777	14,370,678
Singapore Airlines, Ltd.	1,568,600	17,221,214
Singapore Airport Terminal Services, Ltd.	726,078	1,477,947
Singapore Land, Ltd.	532,000	2,605,581
United Industrial Corp., Ltd.	1,391,000	2,104,866
United Overseas Bank, Ltd.	333,000	4,871,765
UOL Group, Ltd.	1,376,600	3,821,126
Venture Corp., Ltd.	48,000	343,382
Wheelock Properties, Ltd.	476,000	669,668

TOTAL SINGAPORE		112,298,827

SPAIN — (3.0%)
#Acciona SA	93,126	9,230,718
#Acerinox SA	95,971	1,910,572
#Banco de Sabadell SA	3,378,296	17,141,100
#Banco Espanol de Credito SA	400,117	4,099,802
#Banco Popular Espanol SA	2,693,529	19,071,718
#Banco Santander SA	3,335,415	42,411,010

1107

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#Banco Santander SA Sponsored ADR	3,712,454	$45,811,682
#*Cia Espanola de Petroleos SA	15,060	426,101
Criteria Caixacorp SA	2,266,101	11,301,206
#Fomento de Construcciones y Contratas SA	41,871	1,370,174
#Gas Natural SDG SA	763,596	13,036,732
Iberdrola Renovables SA	1,757,347	6,812,929
#Mapfre SA	235,202	769,848
Repsol YPF SA	1,204,043	28,270,650
#Repsol YPF SA Sponsored ADR	1,432,181	33,584,644
#*Sacyr Vallehermoso SA	335,900	2,562,858

TOTAL SPAIN		237,811,744

SWEDEN — (2.7%)
#Boliden AB	91,703	1,261,694
Holmen AB Series A	6,300	166,484
Nordea Bank AB	6,583,962	64,234,663
*Skandinaviska Enskilda Banken AB Series A	2,552,148	17,397,342
*Skandinaviska Enskilda Banken AB Series C	9,800	67,662
SSAB AB Series A	507,586	8,887,877
SSAB AB Series B	233,785	3,632,826
#Svenska Cellulosa AB	57,000	727,856
#Svenska Cellulosa AB Series B	1,586,671	20,674,187
#Svenska Handelsbanken AB Series A	678,329	19,021,336
*Swedbank AB Series A	922,127	9,928,527
Tele2 AB Series B	738,141	12,474,484
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	706,832	8,128,568
TeliaSonera AB	3,425,168	23,476,721
#Volvo AB Series A	705,038	8,561,397
#Volvo AB Series B	899,796	11,163,253

TOTAL SWEDEN		209,804,877

SWITZERLAND — (6.1%)
#Adecco SA	351,751	20,689,259
#Baloise Holding AG	200,163	15,761,142
Banque Cantonale Vaudoise AG	7,063	3,106,050
Compagnie Financiere Richemont SA Series A	1,205,682	44,470,307
#Credit Suisse Group AG	1,671,311	76,709,453
#Credit Suisse Group AG Sponsored ADR	840,377	38,405,229
Givaudan SA	15,362	13,367,647
#*Holcim, Ltd. AG	739,477	55,104,807
#*Novartis AG ADR	276,392	14,054,533
#PSP Swiss Property AG	95,780	5,700,447
St. Galler Kantonalbank AG	5,534	2,453,274
#Swatch Group AG	34,658	10,153,534
Swiss Life Holding AG	123,557	15,019,057
*Swiss Reinsurance Co., Ltd. AG	931,611	40,402,531
*UBS AG	3,481,616	53,937,826
Zurich Financial Services AG	322,634	71,526,291

TOTAL SWITZERLAND		480,861,387

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	1,196,479	50,821,561
Associated British Foods P.L.C.	1,626,798	24,992,073
Aviva P.L.C.	7,396,866	39,102,707
#Barclays P.L.C. Sponsored ADR	2,451,654	50,062,775
#*British Airways P.L.C.	3,372,757	11,693,708
Carnival P.L.C.	658,867	28,541,783
#Carnival P.L.C. ADR	241,674	10,416,149
*easyJet P.L.C.	687,918	4,943,813
#HSBC Holdings P.L.C. Sponsored ADR	2,052,635	104,458,595

1108

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
UNITED KINGDOM — (Continued)
International Power P.L.C.	6,483,180	$32,815,963
Investec P.L.C.	672,931	5,322,278
*Kazakhmys P.L.C.	729,615	15,457,470
Kingfisher P.L.C.	10,285,817	39,200,367
Legal & General Group P.L.C.	15,758,133	20,490,935
#*Lloyds Banking Group P.L.C. Sponsored ADR	2,857,128	11,628,511
Mondi P.L.C.	1,450,865	9,793,636
*Old Mutual P.L.C.	9,616,350	16,971,702
Pearson P.L.C.	820,157	13,106,954
#Pearson P.L.C. Sponsored ADR	1,845,066	29,465,704
*Resolution, Ltd. P.L.C.	2,700,812	3,007,764
Rexam P.L.C.	4,277,874	21,093,785
*Rolls-Royce Group P.L.C. (3283648)	374,434	3,299,324
*Rolls-Royce Group P.L.C. (B61JG65)	66,344,400	101,511
*Royal Bank of Scotland Group P.L.C.	15,142,602	12,391,286
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	108,519	1,774,286
#Royal Dutch Shell P.L.C. ADR	2,647,536	160,652,484
RSA Insurance Group P.L.C.	13,251,463	24,526,883
SABmiller P.L.C.	1,174,082	36,807,691
Sainsbury (J.) P.L.C.	5,529,939	28,498,727
Thomas Cook Group P.L.C.	1,959,918	7,434,961
Tomkins P.L.C. Sponsored ADR	330,800	5,051,316
Vodafone Group P.L.C.	34,976,333	77,460,069
#Vodafone Group P.L.C. Sponsored ADR	8,066,329	179,072,504
Whitbread P.L.C.	366,533	8,565,597
William Morrison Supermarkets P.L.C.	8,127,143	35,956,363
*Wolseley P.L.C.	889,796	22,222,645
WPP P.L.C.	1,259,793	13,356,795
#WPP P.L.C. Sponsored ADR	24,445	1,291,429
*Xstrata P.L.C.	3,843,909	63,258,372

TOTAL UNITED KINGDOM		1,225,110,476

TOTAL COMMON STOCKS		6,579,403,354

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*Henderson Land Development Co., Ltd. Warrants	399,000	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,950,000 FHLMC 5.00%, 10/15/19, valued at $14,943,938) to be repurchased at $14,719,233	$14,719	14,719,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.7%)
§@ DFA Short Term Investment Fund	1,208,413,835	1,208,413,835
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $2,782,890) to be repurchased at $2,747,345	$2,747	2,747,304

1109

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (Continued)
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $17,016,808) to be repurchased at $16,683,409	$16,683	$16,683,145

TOTAL SECURITIES LENDING COLLATERAL		1,227,844,284

TOTAL INVESTMENTS — (100.0%) (Cost $6,340,635,125)		$7,821,966,638

1110

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.9%)
Consumer Discretionary — (19.2%)
#*ABILIT Corp.	310,400	$410,615
Accordia Golf Co., Ltd.	1,407	1,548,213
Aeon Fantasy Co., Ltd.	60,432	782,865
Aichi Machine Industry Co., Ltd.	285,000	1,166,058
Aigan Co., Ltd.	61,600	317,389
Aisan Industry Co., Ltd.	128,000	1,085,368
#Akebono Brake Industry Co., Ltd.	283,800	1,498,752
Alpen Co., Ltd.	28,100	492,880
*Alpha Corp.	31,700	313,660
*Alpine Electronics, Inc.	201,800	2,848,424
Amiyaki Tei Co., Ltd.	239	638,254
Amuse, Inc.	29,999	303,370
*Anrakutei Co., Ltd.	50,000	223,888
AOI Advertising Promotion, Inc.	39,000	218,855
#AOKI Holdings, Inc.	116,300	1,640,373
Aoyama Trading Co., Ltd.	131,800	2,280,478
Arnest One Corp.	99,900	1,030,776
#Asahi Co., Ltd.	4,400	67,411
#*Asahi Tec Corp.	1,821,000	918,835
Asatsu-DK, Inc.	61,900	1,642,365
*ASKUL Corp.	38,700	783,243
Asti Corp.	46,000	146,591
#*Atom Corp.	139,300	328,746
Atsugi Co., Ltd.	701,000	926,742
Autobacs Seven Co., Ltd.	49,100	1,721,364
Avex Group Holdings, Inc.	145,800	1,344,063
Bals Corp.	21	22,755
*Best Denki Co., Ltd.	242,500	717,046
Bic Camera, Inc.	1,087	396,575
Bookoff Corp.	9,900	94,833
#*Calsonic Kansei Corp.	506,000	1,620,635
Can Do Co., Ltd.	52	53,950
*Carchs Holdings Co., Ltd.	710,600	233,519
#*CHI Group Co., Ltd.	8,500	34,928
Chiyoda Co., Ltd.	115,900	1,469,128
#Chofu Seisakusho Co., Ltd.	93,500	2,139,898
Chori Co., Ltd.	658,000	839,189
Chuo Spring Co., Ltd.	205,000	874,075
#*Clarion Co., Ltd.	491,000	1,077,269
Cleanup Corp.	105,700	857,512
#Colowide Co., Ltd.	200,450	1,016,720
#*Columbia Music Entertainment, Inc.	177,000	97,016
Corona Corp.	81,100	982,985
Cross Plus, Inc.	22,000	200,665
#Culture Convenience Club Co., Ltd.	271,500	1,412,789
#*Daido Metal Co., Ltd.	144,000	560,920
#Daidoh, Ltd.	109,400	838,094
#*Daiei, Inc. (The)	223,900	1,037,979
Daikoku Denki Co., Ltd.	38,400	682,586
Daimaruenawin Co., Ltd.	400	2,538
Dainichi Co., Ltd.	57,700	435,780
Daisyo Corp.	59,500	714,948
*Daito Woolen Spinning & Weaving Co., Ltd.	13,000	12,702
#Daiwabo Holdings Co., Ltd.	466,000	1,260,500
DCM Japan Holdings Co., Ltd.	244,200	1,651,191
Descente, Ltd.	242,000	1,479,412
#Doshisha Co., Ltd.	52,400	1,335,650
Doutor Nichires Holdings Co., Ltd.	140,386	2,102,653

1111

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Dynic Corp.	127,000	$238,670
#Eagle Industry Co., Ltd.	109,000	800,701
*Econach Co., Ltd.	177,000	94,049
#Edion Corp.	266,500	2,710,268
Exedy Corp.	119,000	3,139,735
F&A Aqua Holdings, Inc.	60,638	631,327
FCC Co., Ltd.	63,000	1,301,885
*Fine Sinter Co., Ltd.	49,000	155,520
Foster Electric Co., Ltd.	81,900	2,342,600
#France Bed Holdings Co., Ltd.	715,000	1,094,275
F-Tech, Inc.	2,300	40,302
Fuji Co., Ltd.	93,300	1,656,252
Fuji Corp, Ltd.	113,900	411,876
*Fuji Kiko Co., Ltd.	151,000	487,188
#Fuji Kyuko Co., Ltd.	337,000	1,563,624
Fuji Oozx, Inc.	6,000	22,953
#Fujibo Holdings, Inc.	134,000	213,496
Fujikura Rubber, Ltd.	74,000	284,756
Fujita Kanko, Inc.	398,100	1,649,973
Fujitsu General, Ltd.	279,000	1,418,681
Furukawa Battery Co., Ltd.	71,000	588,335
#*Futaba Industrial Co., Ltd.	116,600	942,071
G-7 Holdings, Inc.	29,200	189,549
*Gajoen Kanko Co.	37,000	—
#Gakken Holdings Co., Ltd.	322,000	701,884
Genki Sushi Co., Ltd.	19,200	238,825
GEO Co., Ltd.	1,255	1,361,073
#GLOBERIDE, Inc.	433,000	532,588
#*Goldwin, Inc.	175,000	370,447
Gourmet Kineya Co., Ltd.	67,000	369,158
#*GSI Creos Corp.	194,000	283,029
#Gulliver International Co., Ltd.	8,380	309,092
Gunze, Ltd.	624,000	2,276,775
#H2O Retailing Corp.	161,000	1,120,815
Hakuyosha Co., Ltd.	88,000	252,379
Happinet Corp.	36,100	451,022
Haruyama Trading Co., Ltd.	49,900	232,104
*Haseko Corp.	2,291,500	2,401,163
Heiwa Corp.	95,700	925,349
#Hiday Hidaka Corp.	11,100	129,258
Hikari Tsushin, Inc.	63,900	1,286,892
Himaraya Co., Ltd.	35,900	149,129
HIS Co., Ltd.	100,400	2,056,524
#Hitachi Koki Co., Ltd.	120,700	1,336,927
#*Honeys Co., Ltd.	2,490	25,181
Horipro, Inc.	47,000	361,969
*I Metal Technology Co., Ltd.	150,000	268,842
*Ichibanya Co., Ltd.	4,900	122,652
Ichikawa Co., Ltd.	63,000	121,829
#*Ichikoh Industries, Ltd.	289,000	496,969
Ikyu Corp.	213	118,174
Imasen Electric Industrial Co., Ltd.	54,400	900,665
Imperial Hotel, Ltd.	10,250	210,185
#*Impress Holdings, Inc.	112,400	248,427
Intage, Inc.	1,300	24,855
Ishizuka Glass Co., Ltd.	109,000	258,265
*Izuhakone Railway Co., Ltd.	300	17,246
#*Izutsuya Co., Ltd.	350,000	251,090
#*Janome Sewing Machine Co., Ltd.	242,000	200,963
Japan Vilene Co., Ltd.	134,000	622,460
Japan Wool Textile Co., Ltd. (The)	295,000	2,320,936

1112

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Jeans Mate Corp.	38,208	$158,510
*Jidosha Buhin Kogyo Co., Ltd.	82,000	259,046
Joban Kosan Co., Ltd.	221,000	326,374
#Joshin Denki Co., Ltd.	196,000	1,905,781
Juntendo Co., Ltd.	35,000	44,124
#*JVC Kenwood Holdings, Inc.	2,477,300	1,336,544
Kabuki-Za Co., Ltd.	39,000	1,497,136
#Kadokawa Holdings, Inc.	88,800	2,047,989
Kanto Auto Works, Ltd.	160,600	1,306,531
Kappa Create Co., Ltd.	11,250	228,406
Kasai Kogyo Co., Ltd.	119,000	486,732
#Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	505,809
#*Kawashima Selkon Textiles Co., Ltd.	323,000	284,505
*Kayaba Industry Co., Ltd.	669,000	2,539,570
#Keihin Corp.	80,400	1,523,890
#Keiyo Co., Ltd.	176,800	873,060
Kentucky Fried Chicken Japan, Ltd.	78,000	1,429,319
Kimoto Co., Ltd.	6,900	58,739
#*Kinki Nippon Tourist Co., Ltd.	57,000	59,360
#Kinugawa Rubber Industrial Co., Ltd.	198,000	872,205
#Kisoji Co., Ltd.	86,400	1,774,582
Koekisha Co., Ltd.	13,600	224,204
Kohnan Shoji Co., Ltd.	91,600	1,168,032
#Kojima Co., Ltd.	104,000	884,974
Komatsu Seiren Co., Ltd.	145,000	601,154
Komeri Co., Ltd.	59,600	1,515,927
Konaka Co., Ltd.	104,960	424,896
Kourakuen Corp.	2,700	35,601
#K’s Holdings Corp.	156,927	4,167,060
KU Holdings Co., Ltd.	68,200	289,118
Kura Corp.	54,800	968,682
Kurabo Industries, Ltd.	856,000	1,540,361
Kuraudia Co., Ltd.	4,800	65,939
Kuroganeya Co., Ltd.	14,000	52,287
Kyoritsu Maintenance Co., Ltd.	46,460	763,871
#Kyoto Kimono Yuzen Co., Ltd.	55,700	515,611
Kyowa Leather Cloth Co., Ltd.	73,500	311,492
#*Laox Co., Ltd.	706,000	843,422
#*Look, Inc.	248,000	390,674
*Magara Construction Co., Ltd.	135,000	—
#*Mamiya-Op Co., Ltd.	285,000	271,304
Marche Corp.	23,000	174,782
Mars Engineering Corp.	42,200	835,077
Maruei Department Store Co., Ltd.	142,000	218,545
Maruzen Co., Ltd.	46,000	264,231
#*Matsuya Co., Ltd.	152,000	1,616,546
#Matsuya Foods Co., Ltd.	52,500	754,158
Megane TOP Co., Ltd.	3,000	25,178
*Meiwa Industry Co., Ltd.	38,000	68,147
*Mikuni Corp.	108,000	205,856
#*Misawa Homes Co., Ltd.	77,000	373,986
Misawa Resort Co., Ltd.	187,000	342,502
#*Mitsuba Corp.	143,690	889,797
Mitsui Home Co., Ltd.	146,000	887,399
#Mizuno Corp.	414,000	1,843,969
MOS Food Services, Inc.	109,500	1,775,599
MR Max Corp.	123,800	584,883
Musashi Seimitsu Industry Co., Ltd.	43,500	1,078,221
*Naigai Co., Ltd.	2,705,000	1,576,536
Nexyz Corp.	1,926	72,607
Nice Holdings, Inc.	327,000	707,972

1113

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Nichimo Corp.	667,000	$—
Nidec Copal Corp.	95,100	1,581,846
#Nidec Tosok Corp.	61,000	1,161,308
#Nifco, Inc.	162,700	3,638,360
Nihon Tokushu Toryo Co., Ltd.	56,000	229,507
Nippon Felt Co., Ltd.	67,200	303,052
*Nippon Piston Ring Co., Ltd.	293,000	376,245
Nippon Seiki Co., Ltd.	148,400	1,632,113
#Nishimatsuya Chain Co., Ltd.	222,800	2,509,033
Nissan Shatai Co., Ltd.	344,023	2,579,152
#Nissen Holdings Co., Ltd.	185,600	759,729
Nissin Kogyo Co., Ltd.	82,900	1,347,843
Nittan Valve Co., Ltd.	82,800	288,600
*Nitto Kako Co., Ltd.	98,000	97,859
Noritsu Koki Co., Ltd.	87,400	694,340
*Omikenshi Co., Ltd.	127,000	87,143
Onward Holdings Co., Ltd.	284,000	2,349,196
Pacific Golf Group International Holdings K.K.	1,165	822,488
Pacific Industrial Co., Ltd.	183,000	1,011,001
Pal Co., Ltd.	2,300	78,215
PanaHome Corp.	383,200	2,569,729
Parco Co., Ltd.	263,300	2,339,566
#Paris Miki Holdings, Inc.	152,500	1,474,419
#*PIA Corp.	28,800	338,637
Piolax, Inc.	44,500	938,076
#*Pioneer Electronic Corp.	532,100	2,012,459
Plenus Co., Ltd.	25,400	344,244
Point, Inc.	3,850	248,827
*Press Kogyo Co., Ltd.	375,000	1,182,317
Resorttrust, Inc.	133,008	1,942,038
#Rhythm Watch Co., Ltd.	443,000	739,039
Right On Co., Ltd.	67,325	541,566
#Riken Corp.	345,000	1,374,126
#Ringer Hut Co., Ltd.	70,500	799,861
Riso Kyoiku Co., Ltd.	1,399	82,004
Roland Corp.	88,300	1,249,257
Round One Corp.	22,500	183,458
#Royal Holdings Co., Ltd.	130,600	1,286,588
Ryohin Keikaku Co., Ltd.	47,500	2,159,604
*Sagami Chain Co., Ltd.	77,000	487,546
#*Sagami Co., Ltd.	225,000	322,137
Sagami Rubber Industries Co., Ltd.	15,000	38,308
#Saizeriya Co., Ltd.	144,000	2,800,260
*Sakai Ovex Co., Ltd.	205,000	233,016
Sanden Corp.	470,000	1,759,364
Sankyo Seiko Co., Ltd.	12,600	36,495
Sanoh Industrial Co., Ltd.	114,900	917,991
#Sanrio Co., Ltd.	193,200	1,999,088
Sanyo Housing Nagoya Co., Ltd.	354	320,312
Sanyo Shokai, Ltd.	424,000	1,520,327
Scroll Corp.	77,300	373,949
Seiko Holdings Corp.	391,407	928,299
Seiren Co., Ltd.	213,200	1,314,503
Senshukai Co., Ltd.	159,600	898,920
*Seven Seas Holdings Co., Ltd.	818,000	356,015
#Shikibo, Ltd.	497,000	763,357
Shimachu Co., Ltd.	105,800	2,200,001
Shinyei Kaisha	96,000	174,205
#Shiroki Corp.	302,000	792,592
Shobunsha Publications, Inc.	342,100	2,472,584
Shochiku Co., Ltd.	385,400	3,301,744

1114

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Showa Corp.	234,900	$1,694,399
#*Silver Seiko, Ltd.	742,000	45,858
SKY Perfect JSAT Holdings, Inc.	1,157	465,085
SNT Corp.	93,800	351,039
#*Soft99 Corp.	71,500	486,944
Sotoh Co., Ltd.	49,700	451,225
SPK Corp.	16,800	241,567
#St Marc Holdings Co., Ltd.	36,000	1,385,732
Studio Alice Co., Ltd.	6,100	55,787
*Suminoe Textile Co., Ltd.	260,000	640,471
#Sumitomo Forestry Co., Ltd.	243,666	2,054,604
*Suzutan Co., Ltd.	26,200	59,252
*SxL Corp.	493,000	332,860
T RAD Co., Ltd.	253,000	751,971
Tac Co., Ltd.	3,900	15,665
Tachikawa Corp.	50,800	234,668
Tachi-S Co., Ltd.	109,540	1,293,890
Taiho Kogyo Co., Ltd.	95,200	1,006,759
Takamatsu Construction Group Co., Ltd.	86,400	1,046,014
Taka-Q Co., Ltd.	51,500	92,395
*Take & Give Needs Co., Ltd.	1,380	137,763
*Takihyo Co., Ltd.	2,000	10,203
Tamron Co., Ltd.	13,100	218,269
*TASAKI & CO., LTD.	626,000	718,092
Taya Co., Ltd.	5,000	36,353
TBK Co., Ltd.	72,000	244,978
*TDF Corp.	11,000	21,374
#Teikoku Piston Ring Co., Ltd.	99,400	785,056
Teikoku Sen-I Co., Ltd.	78,000	408,379
Telepark Corp.	386	633,151
*Ten Allied Co., Ltd.	50,000	163,943
Tigers Polymer Corp.	59,000	212,110
*Toabo Corp.	130,000	116,425
Toei Co., Ltd.	295,000	1,536,751
*Tokai Kanko Co., Ltd.	505,999	197,452
Tokai Rubber Industries, Ltd.	106,300	1,305,167
*Tokai Senko K.K.	247,000	273,699
#Token Corp.	7,710	225,933
Tokyo Dome Corp.	638,200	1,823,714
Tokyo Individualized Educational Institute, Inc.	3,200	6,645
Tokyo Kaikan Co., Ltd.	12,000	44,846
Tokyo Soir Co., Ltd.	49,000	110,103
Tokyo Style Co., Ltd.	266,700	2,210,174
Tokyotokeiba Co., Ltd.	790,000	1,156,826
Tokyu Recreation Co., Ltd.	77,000	445,842
#Tomy Co., Ltd.	289,493	2,240,200
#*Tonichi Carlife Group, Inc.	251,000	320,563
Topre Corp.	178,600	1,463,458
Toridoll.corp.	61	121,519
*Totenko Co., Ltd.	57,000	99,418
Touei Housing Corp.	73,840	800,884
Tow Co., Ltd.	4,800	27,958
Toyo Tire & Rubber Co., Ltd.	711,000	1,604,611
Toyobo Co., Ltd.	1,905,000	3,183,717
#TS Tech Co., Ltd.	95,600	2,006,083
*Tsukamoto Co., Ltd.	52,000	48,946
Tsutsumi Jewelry Co., Ltd.	47,500	1,110,851
TV Tokyo Corp.	3,700	80,217
#Unipres Corp.	60,500	888,970
#United Arrows, Ltd.	7,100	85,518
*Unitika, Ltd.	1,629,000	1,382,947

1115

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
U-Shin, Ltd.	94,500	$915,438
Watabe Wedding Corp.	29,500	381,372
#Watami Food Service Co., Ltd.	103,100	1,839,680
Xebio Co., Ltd.	63,700	1,358,162
Yamatane Corp.	54,000	87,980
Yamato International, Inc.	43,000	170,602
Yellow Hat, Ltd.	73,700	510,005
Yokohama Reito Co., Ltd.	175,000	1,254,410
#Yomiuri Land Co., Ltd.	229,000	778,279
Yonex Co., Ltd.	40,000	283,690
#Yorozu Corp.	73,500	1,145,696
#Yoshinoya Holdings Co., Ltd.	2,158	2,257,215
#Zenrin Co., Ltd.	124,700	1,657,413
#Zensho Co., Ltd.	307,500	2,326,087

Total Consumer Discretionary		268,663,237

Consumer Staples — (8.3%)
#*Aderans Holdings Co., Ltd.	142,450	1,751,056
*Aeon Hokkaido Corp.	400,200	1,204,343
Ahjikan Co., Ltd.	10,500	81,694
Arcs Co., Ltd.	5,200	69,776
#Ariake Japan Co., Ltd.	100,800	1,506,126
Cawachi, Ltd.	79,300	1,621,669
#Chubu Shiryo Co., Ltd.	89,000	798,106
Chuo Gyorui Co., Ltd.	93,000	182,076
Circle K Sunkus Co., Ltd.	54,500	770,225
Coca-Cola Central Japan Co., Ltd.	107,700	1,389,220
cocokara fine HOLDINGS, Inc.	36,060	716,814
*Cosmos Pharmaceutical Corp.	3,400	71,719
CVS Bay Area, Inc.	51,000	72,449
*Daikokutenbussan Co., Ltd.	600	17,532
*Dr Ci:Labo Co., Ltd.	150	388,629
Dydo Drinco, Inc.	47,800	1,773,490
Echo Trading Co., Ltd.	11,000	120,085
Ensuiko Sugar Refining Co., Ltd.	103,000	191,283
#Fancl Corp.	157,300	2,793,663
#*First Baking Co., Ltd.	183,000	269,207
Fuji Oil Co., Ltd.	163,200	2,267,142
Fujicco Co., Ltd.	117,600	1,333,505
#*Fujiya Co., Ltd.	474,000	1,007,546
Hagoromo Foods Corp.	40,000	453,042
Harashin Narus Holdings Co., Ltd.	61,500	698,058
#*Hayashikane Sangyo Co., Ltd.	299,000	376,854
Heiwado Co., Ltd.	146,600	1,872,424
Hohsui Corp.	120,000	168,155
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	434,040
Hokuto Corp.	103,200	2,201,424
Inageya Co., Ltd.	175,000	1,789,595
#ITO EN, Ltd.	36,500	566,297
Itochu-Shokuhin Co., Ltd.	26,500	839,019
#Itoham Foods, Inc.	658,800	2,397,601
Izumiya Co., Ltd.	292,000	1,534,403
J-Oil Mills, Inc.	457,000	1,507,896
#Kameda Seika Co., Ltd.	70,000	1,251,309
Kasumi Co., Ltd.	196,800	1,008,801
Kato Sangyo Co., Ltd.	107,000	1,664,941
#Key Coffee, Inc.	75,800	1,262,257
Kirindo Co., Ltd.	28,300	127,189
#Kose Corp.	27,800	647,297
Kyodo Shiryo Co., Ltd.	330,000	423,495
Kyokuyo Co., Ltd.	370,000	740,900

1116

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Life Corp.	183,400	$3,020,989
Lion Corp.	3,000	14,955
#Mandom Corp.	81,600	2,164,432
Marudai Food Co., Ltd.	443,000	1,225,317
#Maruetsu, Inc. (The)	381,000	1,589,359
Maruha Nichiro Holdings, Inc.	1,589,069	2,235,024
*Maruya Co., Ltd.	14,000	16,394
Matsumotokiyoshi Holdings Co., Ltd.	14,600	327,443
*Maxvalu Tohok Co., Ltd.	18,200	117,889
Maxvalu Tokai Co., Ltd.	59,400	656,190
#Megmilk Snow Brand Co., Ltd.	178,800	3,011,113
#Meito Sangyo Co., Ltd.	55,600	758,770
Mercian Corp.	359,000	738,475
Mikuni Coca-Cola Bottling Co., Ltd.	166,600	1,320,682
#Milbon Co., Ltd.	42,740	990,404
Ministop Co., Ltd.	70,000	1,011,401
#Mitsui Sugar Co., Ltd.	441,850	1,491,897
Miyoshi Oil & Fat Co., Ltd.	261,000	418,275
Morinaga & Co., Ltd.	886,000	1,948,747
Morinaga Milk Industry Co., Ltd.	852,000	3,442,130
Morishita Jinton Co., Ltd.	47,800	133,789
Morozoff, Ltd.	108,000	343,498
Nagatanien Co., Ltd.	111,000	1,021,679
#Nakamuraya Co., Ltd.	203,000	987,192
#Nichimo Co., Ltd.	112,000	192,408
Nichirei Corp.	342,000	1,355,723
#Nihon Chouzai Co., Ltd.	22,380	663,280
Niitaka Co., Ltd.	7,260	78,005
#Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,234,739
Nippon Flour Mills Co., Ltd.	571,000	2,706,512
#*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	361,942
#Nippon Suisan Kaisha, Ltd.	589,400	1,705,513
Nisshin Oillio Group, Ltd. (The)	534,000	2,814,121
Nissin Sugar Manufacturing Co., Ltd.	149,000	316,907
Nitto Flour Milling Co., Ltd.	64,000	231,083
#Oenon Holdings, Inc.	247,000	543,012
Oie Sangyo Co., Ltd.	20,900	186,591
Okuwa Co., Ltd.	111,000	1,243,324
Olympic Corp.	65,000	445,396
Oriental Yeast Co., Ltd.	101,000	502,488
Pietro Co., Ltd.	10,300	91,214
#Pigeon Corp.	67,800	2,537,959
Poplar Co., Ltd.	25,760	154,937
Prima Meat Packers, Ltd.	671,000	755,626
#Riken Vitamin Co., Ltd.	79,200	2,133,309
#Rock Field Co., Ltd.	47,800	677,759
Ryoshoku, Ltd.	99,500	2,363,777
S Foods, Inc.	70,000	591,579
#Sakata Seed Corp.	157,400	2,188,087
San-A Co., Ltd.	1,300	53,192
Shoei Foods Corp.	44,000	236,439
Showa Sangyo Co., Ltd.	502,000	1,546,742
Sogo Medical Co., Ltd.	23,000	687,705
Sonton Food Industry Co., Ltd.	43,000	331,663
Starzen Co., Ltd.	279,000	721,707
Sugi Holdings Co., Ltd.	3,400	76,492
Takara Holdings, Inc.	188,000	989,498
Three F Co., Ltd.	17,700	108,711
Tobu Store Co., Ltd.	215,000	612,916
TOHO Co., Ltd.	158,000	569,329
Tohto Suisan Co., Ltd.	120,000	224,904

1117

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Torigoe Co., Ltd. (The)	84,500	$674,606
#Toyo Sugar Refining Co., Ltd.	157,000	209,883
Tsukiji Uoichiba Co., Ltd.	57,000	80,705
Tsuruha Holdings, Inc.	45,200	1,627,695
*Unicafe, Inc.	14,260	76,654
#Unicharm Petcare Corp.	70,300	2,341,546
#Unimat Offisco Corp.	85,100	1,210,546
UNY Co., Ltd.	73,200	664,007
Uoriki Co., Ltd.	400	4,574
Valor Co., Ltd.	167,200	1,355,517
Warabeya Nichiyo Co., Ltd.	51,360	613,515
Yaizu Suisankagaku Industry Co., Ltd.	41,000	515,732
Yaoko Co., Ltd.	39,500	1,138,119
Yomeishu Seizo Co., Ltd.	100,000	951,861
Yonekyu Corp.	96,000	905,211
Yuasa Funashoku Co., Ltd.	112,000	245,507
#Yukiguni Maitake Co., Ltd.	104,256	582,076
Yutaka Foods Corp.	6,000	89,880

Total Consumer Staples		116,870,619

Energy — (1.1%)
#AOC Holdings, Inc.	139,600	905,174
BP Castrol K.K.	69,800	266,959
*Fuji Kosan Co., Ltd.	264,000	266,294
Itochu Enex Co., Ltd.	292,800	1,449,387
Japan Oil Transportation Co., Ltd.	79,000	174,527
Kanto Natural Gas Development Co., Ltd.	148,000	802,724
Kyoei Tanker Co., Ltd.	115,000	276,617
Mitsuuroko Co., Ltd.	169,100	1,201,722
#Modec, Inc.	73,800	1,349,583
#Nippon Gas Co., Ltd.	148,900	2,069,555
Nippon Seiro Co., Ltd.	64,000	196,717
#Sala Corp.	129,500	762,663
San-Ai Oil Co., Ltd.	259,000	1,189,262
#Shinko Plantech Co., Ltd.	154,800	1,433,992
Sinanen Co., Ltd.	240,000	1,053,718
*Toa Oil Co., Ltd.	360,000	401,010
Toyo Kanetsu K.K.	466,000	995,898

Total Energy		14,795,802

Financials — (9.2%)
Aichi Bank, Ltd. (The)	34,100	2,371,899
Airport Facilities Co., Ltd.	120,570	612,899
Akita Bank, Ltd. (The)	666,400	2,545,873
#Aomori Bank, Ltd. (The)	611,000	1,445,890
#*Arealink Co., Ltd.	3,000	160,929
#Awa Bank, Ltd. (The)	182,000	1,010,587
#Bank of Iwate, Ltd. (The)	57,400	3,144,724
Bank of Nagoya, Ltd. (The)	376,297	1,421,791
Bank of Okinawa, Ltd. (The)	74,500	3,066,753
Bank of Saga, Ltd. (The)	584,000	1,654,146
Bank of the Ryukyus, Ltd.	121,780	1,324,099
#*Cedyna Financial Corp.	502,350	852,722
Century Tokyo Leasing Corp.	279,790	3,685,649
*Chiba Kogyo Bank, Ltd. (The)	169,600	1,192,808
Chukyo Bank, Ltd. (The)	682,000	1,856,514
Daibiru Corp.	73,600	700,821
Daiko Clearing Services Corp.	49,700	216,038
*Daikyo, Inc.	614,000	1,414,059
Daisan Bank, Ltd. (The)	621,000	1,700,639
Daishi Bank, Ltd. (The)	567,000	1,914,305

1118

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Daito Bank, Ltd. (The)	485,000	$379,403
Ehime Bank, Ltd. (The)	593,000	1,682,880
Eighteenth Bank, Ltd. (The)	614,000	1,723,594
FIDEA Holdings Co., Ltd.	28,600	47,071
*Fuji Fire & Marine Insurance Co., Ltd.	526,000	819,880
Fukui Bank, Ltd. (The)	841,000	2,610,648
Fukushima Bank, Ltd.	836,000	523,797
Fuyo General Lease Co., Ltd.	78,700	2,275,158
#Goldcrest Co., Ltd.	55,870	1,528,124
Heiwa Real Estate Co., Ltd.	209,000	657,703
Higashi-Nippon Bank, Ltd.	626,000	1,152,880
Higo Bank, Ltd. (The)	221,000	1,200,892
Hokkoku Bank, Ltd. (The)	701,000	2,487,842
Hokuetsu Bank, Ltd. (The)	875,000	1,417,708
Hyakugo Bank, Ltd. (The)	521,609	2,346,190
Hyakujishi Bank, Ltd. (The)	462,000	1,888,730
IBJ Leasing Co., Ltd.	83,600	1,722,693
Ichiyoshi Securities Co., Ltd.	156,000	1,124,180
Iida Home Max	40,400	401,526
Juroku Bank, Ltd.	370,000	1,397,190
#kabu.com Securities Co., Ltd.	236,200	1,221,070
Kagoshima Bank, Ltd. (The)	10,000	65,800
Keihanshin Real Estate Co., Ltd.	2,900	14,374
Keiyo Bank, Ltd. (The)	93,000	432,485
#*Kenedix, Inc.	1,594	553,547
Kirayaka Bank, Ltd.	98,000	91,535
Kita-Nippon Bank, Ltd. (The)	29,706	781,086
Kiyo Holdings, Inc.	2,135,900	2,788,784
#Kobayashi Yoko Co., Ltd.	268,200	830,239
Kosei Securities Co., Ltd.	295,000	325,319
Kyokuto Securities Co., Ltd.	31,100	264,212
Leopalace21 Corp.	391,985	2,436,938
Marusan Securities Co., Ltd.	256,000	1,553,823
Michinoku Bank, Ltd. (The)	524,000	1,031,178
Minato Bank, Ltd. (The)	1,010,000	1,306,397
Mito Securities Co., Ltd.	254,000	619,066
Miyazaki Bank, Ltd. (The)	494,000	1,458,290
#*Mizuho Investors Securities Co., Ltd.	1,172,000	1,212,987
#Monex Group, Inc.	3,706	1,780,247
Musashino Bank, Ltd.	82,300	2,441,479
Nagano Bank, Ltd. (The)	314,000	616,170
*New Real Property K.K.	43,900	—
#*NIS Group Co., Ltd.	1,015,125	303,015
#Nisshin Fudosan Co., Ltd.	99,000	717,291
Ogaki Kyoritsu Bank, Ltd. (The)	706,000	2,311,358
Oita Bank, Ltd. (The)	491,900	1,727,680
Okasan Securities Group, Inc.	594,000	2,690,185
Ricoh Leasing Co., Ltd.	75,300	1,910,459
#RISA Partners, Inc.	491	309,927
San-in Godo Bank, Ltd. (The)	81,000	620,690
Sankei Building Co., Ltd.	172,600	1,242,820
Sapporo Hokuyo Holdings, Inc.	475,600	2,189,026
#Shikoku Bank, Ltd.	742,000	2,293,680
#Shimizu Bank, Ltd.	32,100	1,193,698
#Sumitomo Real Estate Sales Co., Ltd.	33,200	1,629,062
*Sun Frontier Fudousan Co., Ltd.	208	35,452
Takagi Securities Co., Ltd.	206,000	391,254
TOC Co., Ltd.	417,650	1,929,285
Tochigi Bank, Ltd.	386,000	1,616,845
Toho Bank, Ltd.	759,200	2,385,996
Toho Real Estate Co., Ltd.	146,600	940,411

1119

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Tohoku Bank, Ltd.	389,000	$578,397
Tokai Tokyo Financial Holdings, Inc.	898,000	3,474,027
Tokyo Rakutenchi Co., Ltd.	222,000	856,928
*Tokyo Tatemono Co., Ltd.	689,000	3,177,317
*Tokyo Tatemono Real Estate Sales Co., Ltd.	700	2,427
Tokyo Theatres Co., Inc.	299,000	487,845
Tokyo Tomin Bank, Ltd.	110,100	1,336,120
#Tokyu Livable, Inc.	100,400	1,054,776
Tomato Bank, Ltd.	397,000	790,679
*TOMONY Holdings, Inc.	536,550	1,844,953
Tottori Bank, Ltd.	328,000	881,688
*Towa Bank, Ltd.	876,000	686,798
Toyo Securities Co., Ltd.	307,000	596,985
*Tsukuba Bank, Ltd.	188,800	580,342
Yachiyo Bank, Ltd. (The)	1,400	30,188
#Yamagata Bank, Ltd.	584,500	2,532,549
Yamanashi Chuo Bank, Ltd.	393,000	1,727,967

Total Financials		128,584,380

Health Care — (3.3%)
Aloka Co., Ltd.	83,300	809,247
As One Corp.	68,868	1,204,326
ASKA Pharmaceutical Co., Ltd.	101,000	682,196
BML, Inc.	10,200	247,410
CMIC Co., Ltd.	90	25,510
Create Medic Co., Ltd.	28,000	272,107
#Eiken Chemical Co., Ltd.	78,900	758,728
EPS Co., Ltd.	90	219,503
FALCO SD HOLDINGS Co., Ltd.	34,300	349,377
#Fuso Pharmaceutical Industries, Ltd.	320,000	994,495
Hitachi Medical Corp.	81,000	723,659
Hogy Medical Co., Ltd.	49,000	2,456,314
Iwaki & Co., Ltd.	55,000	149,314
*J Bridge Corp.	722,600	131,342
Japan Medical Dynamic Marketing, Inc.	44,900	133,781
#Jeol, Ltd.	268,000	967,674
JMS Co., Ltd.	126,000	520,767
Kaken Pharmaceutical Co., Ltd.	348,000	2,822,402
Kawamoto Corp.	4,000	19,353
Kawanishi Holdings, Ltd.	7,400	55,793
Kawasumi Laboratories, Inc.	45,000	334,173
Kissei Pharmaceutical Co., Ltd.	39,400	856,124
Kyorin Co., Ltd.	177,000	2,545,395
#M3, Inc.	240	868,516
Mochida Pharmaceutical Co., Ltd.	64,000	609,681
*Nagaileben Co., Ltd.	3,500	79,397
#Nichii Gakkan Co.	220,800	2,160,816
Nihon Kohden Corp.	151,200	2,894,218
#Nikkiso Co., Ltd.	237,000	1,856,961
#Nippon Chemiphar Co., Ltd.	131,000	400,607
Nippon Shinyaku Co., Ltd.	231,000	2,659,007
#Nipro Corp.	180,100	3,408,080
Nissui Pharmaceutical Co., Ltd.	66,100	481,116
Paramount Bed Co., Ltd.	82,100	1,548,031
Rion Co., Ltd.	5,000	26,667
#Rohto Pharmaceutical Co., Ltd.	47,000	514,127
#Sawai Pharmaceutical Co., Ltd.	25,100	1,917,099
Seikagaku Corp.	173,000	1,742,186
Shin Nippon Biomedical Laboratories, Ltd.	1,600	10,747
SHIP HEALTHCARE HOLDINGS, Inc.	940	641,070
Toho Holdings Co., Ltd.	30,600	491,242

1120

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Health Care — (Continued)
Torii Pharmaceutical Co., Ltd.	62,700	$1,085,947
Towa Pharmaceutical Co., Ltd.	44,000	2,547,718
VITAL KSK HOLDINGS, Inc.	142,400	849,166
#Wakamoto Pharmaceutical Co., Ltd.	100,000	340,026
#ZERIA Pharmaceutical Co., Ltd.	117,000	1,161,494

Total Health Care		45,572,909

Industrials — (24.5%)
*A&A Material Corp.	235,000	201,387
Advan Co., Ltd.	99,400	704,545
#*Advanex, Inc.	73,000	65,859
#Aeon Delight Co., Ltd.	86,000	1,661,329
Aica Kogyo Co., Ltd.	236,500	2,465,524
#Aichi Corp.	134,900	655,226
*Aida Engineering, Ltd.	265,700	1,111,000
#Airtech Japan, Ltd.	20,000	113,129
Alps Logistics Co., Ltd.	52,500	558,908
#Altech Co., Ltd.	23,000	80,822
Altech Corp.	37,150	297,816
#Amano Corp.	269,000	2,611,090
Ando Corp.	257,000	386,164
Anest Iwata Corp.	149,000	519,477
*AOMI Construction Co., Ltd.	211,000	—
Asahi Diamond Industrial Co., Ltd.	231,000	2,400,534
Asahi Holdings, Inc.	112,650	1,911,497
Asahi Kogyosha Co., Ltd.	99,000	396,748
*Asanuma Corp.	977,000	788,886
Asia Air Survey Co., Ltd.	32,000	78,939
Asunaro Aoki Construction Co., Ltd.	166,500	732,138
Ataka Construction & Engineering Co., Ltd.	60,000	185,378
Bando Chemical Industries, Ltd.	332,000	1,054,502
Benefit One, Inc.	3	2,340
#Bidec Servo Corp.	78,000	451,872
Biken Techno Corp.	14,100	61,190
Bunka Shutter Co., Ltd.	239,000	685,816
Central Glass Co., Ltd.	601,000	2,891,587
Central Security Patrols Co., Ltd.	44,700	417,550
Chudenko Corp.	130,500	1,620,384
Chugai Ro Co., Ltd.	327,000	944,041
#CKD Corp.	229,700	1,943,008
Commuture Corp.	137,202	862,390
Comsys Holdings Corp.	101,600	952,202
Cosel Co., Ltd.	111,600	1,562,204
CTI Engineering Co., Ltd.	44,000	230,195
Dai-Dan Co., Ltd.	156,000	858,424
Daido Kogyo Co., Ltd.	145,000	252,838
Daifuku Co., Ltd.	203,000	1,525,940
Daihen Corp.	431,000	1,899,723
Daiho Corp.	910,000	1,008,576
#*Daiichi Chuo Kisen Kaisha	290,000	940,601
#Daiichi Jitsugyo Co., Ltd.	186,000	534,464
Daimei Telecom Engineering Corp.	140,000	1,137,173
#Daiseki Co., Ltd.	144,563	3,185,575
*Daisue Construction Co., Ltd.	271,500	134,611
Daiwa Industries, Ltd.	169,000	867,383
Daiwa Odakyu Construction Co., Ltd.	63,500	199,551
*Danto Holdings Corp.	475,000	602,405
Denyo Co., Ltd.	90,600	703,293
*Dijet Industrial Co., Ltd.	80,000	121,001
DMW Corp.	4,800	88,476
#*Dream Incubator, Inc.	168	139,661

1121

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Duskin Co., Ltd.	157,800	$2,747,612
#*Enshu, Ltd.	142,000	181,948
Freesia Macross Corp.	1,355,000	288,825
#*Fuji Electric Holdings Co., Ltd.	1,214,000	3,646,711
*Fujisash Co., Ltd.	49,300	25,074
Fujitec Co., Ltd.	304,000	1,765,124
Fukuda Corp.	657,000	1,226,154
Fukusima Industries Corp.	29,700	254,762
Fukuyama Transporting Co., Ltd.	418,400	2,184,612
Funai Consulting Co., Ltd.	99,300	580,101
*Furukawa Co., Ltd.	1,325,000	1,633,712
#Furusato Industries, Ltd.	50,600	327,528
Futaba Corp.	149,000	3,028,498
#Gecoss Corp.	113,600	467,762
*Hamai Co., Ltd.	92,000	149,794
Hanwa Co., Ltd.	697,000	2,973,897
*Hazama Corp.	285,800	279,137
Hibiya Engineering, Ltd.	120,300	1,172,603
Hitachi Cable, Ltd.	396,000	1,126,669
Hitachi Metals Techno, Ltd.	57,500	258,465
Hitachi Tool Engineering, Ltd.	94,000	1,159,596
Hitachi Transport System, Ltd.	27,400	396,337
#Hitachi Zosen Corp.	1,640,000	2,323,421
Hokuetsu Industries Co., Ltd.	85,000	158,332
Hokuriku Electrical Construction Co., Ltd.	56,000	159,170
Hosokawa Micron Corp.	133,000	564,508
*Howa Machinery, Ltd.	379,000	361,302
Ichiken Co., Ltd.	87,000	124,502
ICHINEN HOLDINGS Co., Ltd.	71,100	319,334
#Idec Corp.	130,900	1,256,968
IHI Transport Machinery Co., Ltd.	73,000	317,446
#Iino Kaiun Kaisha, Ltd.	337,400	2,160,632
Inaba Denki Sangyo Co., Ltd.	82,100	2,027,875
Inaba Seisakusho Co., Ltd.	60,800	617,017
Inabata & Co., Ltd.	202,000	1,013,863
#Inui Steamship Co., Ltd.	80,800	591,895
#*Iseki & Co., Ltd.	759,000	2,394,014
#Ishii Iron Works Co., Ltd.	110,000	212,218
#*Ishikawa Seisakusho, Ltd.	101,000	108,313
Ishikawajima Construction Materials Co., Ltd.	208,000	215,138
Itoki Corp.	174,200	531,464
#Iwatani International Corp.	847,000	2,448,514
#Jalux, Inc.	43,300	312,649
Jamco Corp.	82,000	449,580
Japan Airport Terminal Co., Ltd.	72,000	1,144,608
#*Japan Bridge Corp.	25,900	66,273
Japan Foundation Engineering Co., Ltd.	95,600	220,865
Japan Kenzai Co., Ltd.	93,440	346,247
Japan Pulp & Paper Co., Ltd.	462,000	1,634,472
Japan Steel Tower Co., Ltd.	44,000	149,352
Japan Transcity Corp.	231,000	762,734
JFE Shoji Holdings, Inc.	294,000	1,515,276
JS Group Corp.	149,150	2,925,118
K.R.S. Corp.	38,200	356,906
Kamei Corp.	118,000	570,800
Kanaden Corp.	118,000	638,159
Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,012,258
Kanamoto Co., Ltd.	112,000	547,980
Kandenko Co., Ltd.	52,000	339,325
*Kanematsu Corp.	1,442,625	1,312,765
#*Kanematsu-NNK Corp.	113,000	194,576

1122

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Katakura Industries Co., Ltd.	110,400	$1,075,350
Kato Works Co., Ltd.	197,000	457,482
#KAWADA TECHNOLOGIES, Inc.	104,500	1,746,843
Kawagishi Bridge Works Co., Ltd.	38,000	117,034
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	328,758
Keihin Co., Ltd. (The)	199,000	241,572
#Kimura Chemical Plants Co., Ltd.	59,400	542,287
#Kinki Sharyo Co., Ltd.	177,000	1,170,012
Kintetsu World Express, Inc.	91,800	2,190,021
#*Kitagawa Iron Works Co., Ltd.	335,000	595,733
Kitano Construction Corp.	252,000	558,425
Kitazawa Sangyo Co., Ltd.	54,500	113,862
Kitz Corp.	398,000	2,268,726
Kodensha Co., Ltd. (The)	25,000	52,305
Koike Sanso Kogyo Co., Ltd.	152,000	452,569
*Koito Industries, Ltd.	102,000	206,633
Kokuyo Co., Ltd.	175,925	1,641,720
Komai Tekko, Inc.	109,000	250,457
Komatsu Wall Industry Co., Ltd.	32,900	355,885
Komori Corp.	135,200	1,787,410
Kondotec, Inc.	40,500	292,122
*Kosaido Co., Ltd.	364,000	742,743
#*Kumagai Gumi Co., Ltd.	583,800	499,611
Kuroda Electric Co., Ltd.	109,900	1,659,985
Kyodo Printing Co., Ltd.	303,000	883,125
Kyoei Sangyo Co., Ltd.	97,000	228,823
Kyokuto Boeki Kaisha, Ltd.	58,000	100,535
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	558,692
Kyosan Electric Manufacturing Co., Ltd.	213,000	1,074,321
Kyowa Exeo Corp.	306,000	2,523,403
Kyudenko Corp.	199,000	1,156,645
#*Lonseal Corp.	116,000	145,355
Maeda Corp.	587,000	1,962,197
Maeda Road Construction Co., Ltd.	277,000	2,374,322
*Maezawa Industries, Inc.	35,700	80,392
Maezawa Kasei Industries Co., Ltd.	50,700	487,984
Maezawa Kyuso Industries Co., Ltd	50,400	669,344
*Makino Milling Machine Co., Ltd.	322,000	2,231,767
Marubeni Construction Material Lease Co., Ltd.	75,000	97,703
Maruka Machinery Co., Ltd.	28,100	212,185
Maruwn Corp.	66,000	162,546
#*Maruyama Manufacturing Co, Inc.	150,000	325,497
Maruzen Showa Unyu Co., Ltd.	316,000	1,151,789
#Matsuda Sangyo Co., Ltd.	77,482	1,380,549
Matsui Construction Co., Ltd.	98,600	360,301
Max Co., Ltd.	181,000	1,961,308
#Meidensha Corp.	734,050	3,356,624
*Meiji Machine Co., Ltd.	133,000	55,019
#Meiji Shipping Co., Ltd.	106,100	538,196
Meisei Industrial Co., Ltd.	29,000	88,486
Meitec Corp.	131,700	2,765,124
Meito Transportation Co., Ltd.	22,000	184,658
*Meiwa Trading Co., Ltd.	140,000	422,510
Mesco, Inc.	30,000	152,875
Misumi Group, Inc.	29,700	591,954
Mitani Corp.	52,600	318,024
Mitsubishi Electric Corp.	8,194	73,029
Mitsubishi Kakoki Kaisha, Ltd.	229,000	612,953
Mitsubishi Pencil Co., Ltd.	112,900	1,664,622
Mitsuboshi Belting, Ltd.	274,000	1,350,996
#Mitsui Matsushima Co., Ltd.	338,000	678,130

1123

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
#Mitsui-Soko Co., Ltd.	468,000	$1,904,725
Mitsumura Printing Co., Ltd.	93,000	311,134
#Miura Co., Ltd.	132,100	3,230,098
Miura Printing Corp.	19,000	39,382
*Miyaji Engineering Group, Inc.	1,567,175	1,880,319
#*Miyakoshi Corp.	48,400	307,621
*Mori Denki Mfg. Co., Ltd.	625,000	73,536
#Mori Seiki Co., Ltd.	192,200	2,296,122
Morita Holdings Corp.	156,000	790,837
#Moshi Moshi Hotline, Inc.	104,600	2,152,665
Mystar Engineering Corp.	15,600	53,552
#Nabtesco Corp.	174,000	2,192,808
Nac Co., Ltd.	28,900	271,333
Nachi-Fujikoshi Corp.	588,000	1,765,740
Naikai Zosen Corp.	75,000	248,473
Nakano Corp.	103,000	247,609
Narasaki Sangyo Co., Ltd.	60,000	68,569
NEC Capital Solutions, Ltd.	45,900	631,292
NEC Networks & System Integration Corp.	109,600	1,340,862
New Tachikawa Aircraft Co., Ltd.	9,900	627,745
Nichias Corp.	416,000	1,775,573
Nichiban Co., Ltd.	122,000	412,400
Nichiha Corp.	94,380	955,439
Nichireki Co., Ltd.	96,000	483,896
Nihon M&A Center, Inc.	27	97,578
*Nihon Spindle Manufacturing Co., Ltd.	115,000	209,271
Nikko Co., Ltd.	127,000	338,269
Nippo Corp.	251,000	1,937,281
#Nippon Carbon Co., Ltd.	396,000	1,427,706
Nippon Conveyor Co., Ltd.	168,000	176,600
Nippon Densetsu Kogyo Co., Ltd.	183,000	1,717,789
Nippon Denwa Shisetu Co., Ltd.	203,000	630,730
Nippon Filcon Co., Ltd.	73,100	403,899
Nippon Hume Corp.	91,000	287,556
Nippon Jogesuido Sekkei Co., Ltd.	289	330,758
Nippon Kanzai Co., Ltd.	47,000	755,026
Nippon Koei Co., Ltd.	272,000	830,269
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,938,839
#Nippon Seisen Co., Ltd.	107,000	508,425
#Nippon Sharyo, Ltd.	202,000	1,142,704
Nippon Shindo Co., Ltd.	8,000	13,501
Nippon Signal Co., Ltd.	206,800	1,779,399
Nippon Steel Trading Co., Ltd.	287,000	770,451
#Nippon Thompson Co., Ltd.	255,000	1,729,327
*Nippon Tungsten Co., Ltd.	81,000	139,897
*Nippon Yusoki Co., Ltd.	138,000	320,129
Nishimatsu Construction Co., Ltd.	954,000	1,352,655
Nishishiba Electric Co., Ltd.	101,000	175,694
Nissei Corp.	104,600	818,589
*Nissei Plastic Industrial Co., Ltd.	378,800	1,298,430
Nissin Corp.	336,000	760,691
#Nissin Electric Co., Ltd.	52,000	266,973
Nitchitsu Co., Ltd.	58,000	157,700
Nitta Corp.	101,400	1,596,741
#Nitto Boseki Co., Ltd.	847,000	1,893,989
Nitto Kogyo Corp.	143,400	1,510,600
#Nitto Kohki Co., Ltd.	68,700	1,478,951
Nitto Seiko Co., Ltd.	122,000	461,040
*Nittoc Construction Co., Ltd.	316,000	228,302
*Noda Corp.	169,300	356,356
Nomura Co., Ltd.	205,000	775,501

1124

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Noritake Co., Ltd.	512,000	$1,787,476
Noritz Corp.	83,000	1,260,576
*Oak Capital Corp.	557,354	160,372
Obayashi Road Corp.	106,000	247,120
Oiles Corp.	119,142	1,958,349
*Okamoto Machine Tool Works, Ltd.	163,000	290,667
#Okamura Corp.	273,900	1,644,894
#Okano Valve Manufacturing Co.	58,000	566,000
*Oki Electric Cable Co., Ltd.	90,000	127,589
#*OKK Corp.	255,000	384,727
#*OKUMA Corp.	253,000	1,794,976
Okumura Corp.	724,400	2,463,477
O-M, Ltd.	105,000	406,780
Onoken Co., Ltd.	60,200	544,255
Organo Corp.	172,000	1,317,914
*Oriental Shiraishi Corp.	442,800	4,714
*Original Engineering Consultants Co., Ltd.	61,500	86,325
OSG Corp.	160,000	1,903,517
Oyo Corp.	102,400	855,121
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	267,217
Park24 Co., Ltd.	131,900	1,477,773
Pasona Group, Inc.	15	10,097
Penta-Ocean Construction Co., Ltd.	841,000	1,408,510
Pilot Corp.	732	1,052,983
Pronexus, Inc.	133,200	825,645
#Raito Kogyo Co., Ltd.	193,700	528,937
Rheon Automatic Machinery Co., Ltd.	64,000	169,396
*Ryobi, Ltd.	548,200	1,901,735
*Sailor Pen Co., Ltd.	116,000	96,937
Sakai Heavy Industries, Ltd.	126,000	228,653
*Sakurada Co., Ltd.	57,000	16,912
#*Sanix, Inc.	157,400	311,603
Sanki Engineering Co., Ltd.	248,000	2,009,428
#Sanko Metal Industrial Co., Ltd.	118,000	281,009
*Sankyo-Tateyama Holdings, Inc.	1,102,000	1,628,962
Sankyu, Inc.	445,000	2,024,339
Sanritsu Corp.	16,700	106,563
Sanwa Holdings Corp.	405,000	1,508,820
Sanyo Denki Co., Ltd.	201,000	1,101,382
Sanyo Engineering & Construction, Inc.	48,000	164,623
Sanyo Industries, Ltd.	79,000	117,094
#Sasebo Heavy Industries Co., Ltd.	546,000	1,166,168
Sato Corp.	106,400	1,386,561
Sato Shoji Corp.	65,300	400,911
*Sawafuji Electric Co., Ltd.	45,000	80,659
Secom Joshinetsu Co., Ltd.	33,900	715,162
Secom Techno Service Co., Ltd.	40,500	1,117,067
Seibu Electric Industry Co., Ltd.	67,000	260,989
Seika Corp.	267,000	618,159
*Seikitokyu Kogyo Co., Ltd.	335,000	275,798
Seino Holdings Co., Ltd.	156,000	1,124,897
Sekisui Jushi Co., Ltd.	140,000	1,295,269
#Senko Co., Ltd.	366,000	1,448,027
Senshu Electric Co., Ltd.	37,300	429,831
#Shibusawa Warehouse Co., Ltd.	231,000	895,100
Shibuya Kogyo Co., Ltd.	82,300	673,274
#Shima Seiki Manufacturing Co., Ltd.	63,200	1,643,600
Shin Nippon Air Technologies Co., Ltd.	84,280	586,902
Shin-Keisei Electric Railway Co., Ltd.	174,000	665,577
Shin-Kobe Electric Machinery Co., Ltd.	97,000	930,056
Shinmaywa Industries, Ltd.	403,000	1,756,592

1125

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Shinnihon Corp.	215,900	$627,296
Shinsho Corp.	202,000	454,872
Shinwa Kaiun Kaisha, Ltd.	409,000	1,259,258
Sho-Bond Corp.	98,100	1,894,491
#Shoko Co., Ltd.	316,000	477,783
#Showa Aircraft Industry Co., Ltd.	112,000	892,274
#Sinfonia Technology Co., Ltd.	482,000	1,056,257
Sintokogio, Ltd.	191,800	1,598,579
Soda Nikka Co., Ltd.	67,000	255,655
Sohgo Security Services Co., Ltd.	164,200	1,831,225
#Space Co., Ltd.	73,420	501,310
Subaru Enterprise Co., Ltd.	59,000	170,556
Sugimoto & Co., Ltd.	34,100	332,738
Sumitomo Densetsu Co., Ltd.	104,600	530,155
*Sumitomo Mitsui Construction Co., Ltd.	122,000	114,414
#Sumitomo Precision Products Co., Ltd.	150,000	523,012
Sumitomo Warehouse Co., Ltd.	313,000	1,486,157
*Suzuki Metal Industry Co., Ltd.	71,000	143,795
*SWCC Showa Holdings Co., Ltd.	831,000	905,205
#Tadano, Ltd.	227,579	1,229,177
Taihei Dengyo Kaisha, Ltd.	138,000	1,258,487
Taihei Kogyo Co., Ltd.	244,000	1,015,312
Taiheiyo Kouhatsu, Inc.	95,000	91,567
Taikisha, Ltd.	125,600	2,201,823
#Taisei Corp.	533,900	1,216,393
#Takada Kiko Co., Ltd.	289,000	820,284
Takano Co., Ltd.	52,000	334,475
#Takara Printing Co., Ltd.	38,055	318,630
Takara Standard Co., Ltd.	485,000	3,178,057
#Takasago Thermal Engineering Co., Ltd.	282,000	2,501,239
#*Takashima & Co., Ltd.	137,000	231,958
Takigami Steel Construction Co., Ltd.	50,000	133,747
#*Takisawa Machine Tool Co., Ltd.	191,000	242,885
*Takuma Co., Ltd.	297,000	728,518
*Tanseisha Co., Ltd.	74,000	174,471
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	519,562
TECHNO ASSOCIE Co., Ltd.	58,400	414,722
Techno Ryowa, Ltd.	71,390	332,664
Teikoku Electric Manufacturing Co., Ltd.	31,800	621,120
*Tekken Corp.	521,000	525,463
Teraoka Seisakusho Co., Ltd.	53,600	264,162
Toa Corp.	744,000	901,051
Toa Doro Kogyo Co., Ltd.	155,000	285,158
#*Tobishima Corp.	1,548,500	588,494
Tocalo Co., Ltd.	51,600	1,055,879
Toda Corp.	637,000	2,306,526
Todentu Corp.	121,000	242,700
Toenec Corp.	228,000	1,255,397
Tokai Lease Co., Ltd.	86,000	139,849
#Toko Electric Corp.	88,000	573,393
Tokyo Energy & Systems, Inc.	126,000	882,572
#TOKYO KEIKI, Inc.	265,000	480,178
#*Tokyo Kikai Seisakusho, Ltd.	304,000	375,094
Tokyo Sangyo Co., Ltd.	78,000	229,026
#Tokyu Community Corp.	32,900	834,816
Toli Corp.	207,000	417,524
Tomoe Corp.	115,500	293,138
Tonami Holdings Co., Ltd.	331,000	739,784
Toppan Forms Co., Ltd.	74,300	817,544
*Tori Holdings Co., Ltd.	217,700	90,774
#Torishima Pump Manufacturing Co., Ltd.	80,800	1,667,959

1126

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
#Toshiba Machine Co., Ltd.	299,000	$1,297,946
#Toshiba Plant Kensetsu Co., Ltd.	184,450	2,236,393
*Tosho Printing Co., Ltd.	243,000	435,748
Totetsu Kogyo Co., Ltd.	122,000	704,106
*Totoku Electric Co., Ltd.	82,000	95,480
#Toyo Electric Co., Ltd.	149,000	950,025
Toyo Engineering Corp.	580,400	2,120,529
*Toyo Machinery & Metal Co., Ltd.	42,400	129,907
*Toyo Shutter Co., Ltd.	10,400	58,092
Toyo Tanso Co, Ltd.	21,000	1,120,465
Toyo Wharf & Warehouse Co., Ltd.	274,000	471,602
Trinity Industrial Corp.	56,000	240,384
Trusco Nakayama Corp.	96,700	1,598,314
Tsubakimoto Chain Co.	566,700	2,600,055
Tsubakimoto Kogyo Co., Ltd.	97,000	221,614
#Tsugami Corp.	252,000	1,507,073
Tsukishima Kikai Co., Ltd.	121,000	890,779
Tsurumi Manufacturing Co., Ltd.	94,000	645,381
Tsuzuki Denki Co., Ltd.	75,000	263,245
TTK Co., Ltd.	62,000	230,611
Uchida Yoko Co., Ltd.	171,000	548,864
Ueki Corp.	453,000	659,750
Union Tool Co.	57,500	1,719,030
Utoc Corp.	96,400	292,262
*Venture Link Co., Ltd.	405,500	67,405
#*Wakachiku Construction Co., Ltd.	2,022,000	1,511,334
Weathernews, Inc.	26,700	370,527
Yahagi Construction Co., Ltd.	136,000	838,347
YAMABIKO Corp.	28,782	329,612
Yamato Corp.	82,000	284,837
Yamaura Corp.	40,500	89,496
Yamazen Co., Ltd.	294,000	1,272,695
Yasuda Warehouse Co., Ltd. (The)	98,200	611,651
Yokogawa Bridge Holdings Corp.	139,400	1,014,420
Yondenko Corp.	133,800	630,614
*Yuasa Trading Co., Ltd.	779,000	806,868
Yuken Kogyo Co., Ltd.	156,000	366,842
Yurtec Corp.	221,000	1,017,899
Yusen Air & Sea Service Co., Ltd.	23,300	354,497
#Yushin Precision Equipment Co., Ltd.	53,534	895,126

Total Industrials		343,695,531

Information Technology — (10.7%)
#Ai Holdings Corp.	182,600	649,928
Aichi Tokei Denki Co., Ltd.	113,000	359,236
Aiphone Co., Ltd.	70,900	1,208,203
Allied Telesis Holdings K.K.	470,700	684,139
Alpha Systems, Inc.	28,600	573,236
*Alps Electric Co., Ltd.	487,500	3,547,413
#*Anritsu Corp.	435,000	2,069,326
AOI Electronic Co., Ltd.	37,400	706,480
*Apic Yamada Corp.	36,000	101,360
Arisawa Manufacturing Co., Ltd.	6,900	54,018
Asahi Net, Inc.	15,000	45,566
CAC Corp.	69,100	560,294
Canon Electronics, Inc.	68,200	1,762,807
Canon Finetech, Inc.	94,570	1,658,759
Capcom Co., Ltd.	153,100	3,088,848
Chino Corp.	158,000	393,093
#*CMK Corp.	70,100	517,175
Computer Engineering & Consulting, Ltd.	61,500	324,483

1127

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Core Corp.	45,700	$359,003
Cresco, Ltd.	23,200	127,239
#*CSK Holdings Corp.	208,400	1,059,680
Cybernet Systems Co., Ltd.	22	8,581
#Cybozu, Inc.	681	287,525
*Daiko Denshi Tsushin, Ltd.	13,000	17,573
*Dainippon Screen Manufacturing Co., Ltd.	652,000	3,660,794
Denki Kogyo Co., Ltd.	237,000	1,308,236
DKK TOA Corp.	31,000	83,407
DTS Corp.	84,900	1,025,704
#Dwango Co., Ltd.	230	415,799
#eAccess, Ltd.	4,312	3,440,003
Eizo Nanao Corp.	74,000	1,802,833
*Elna Co., Ltd.	97,000	146,714
Enplas Corp.	1,800	34,380
ESPEC Corp.	79,800	677,259
#*FDK Corp.	425,000	705,816
Fuji Soft, Inc.	101,900	1,790,648
*Fujitsu Component, Ltd.	172	108,858
Fujitsu Frontech, Ltd.	78,600	607,376
Fuso Dentsu Co., Ltd.	16,000	52,054
Future Architect, Inc.	1,208	473,155
GMO Internet, Inc.	42,000	172,557
Hakuto Co., Ltd.	69,100	723,112
Hioki EE Corp.	1,400	28,932
Hitachi Business Solution Co., Ltd.	43,200	311,631
Hitachi Kokusai Electric, Inc.	250,500	2,606,129
Hochiki Corp.	97,000	538,955
#Hokuriku Electric Industry Co., Ltd.	289,000	576,511
Horiba, Ltd.	98,800	2,915,842
#Hosiden Corp.	243,000	3,068,779
Icom, Inc.	47,600	1,312,504
#*Ikegami Tsushinki Co., Ltd.	174,000	162,943
Ines Corp.	154,700	1,311,823
I-Net Corp.	47,800	238,686
Information Services International-Dentsu, Ltd.	76,800	590,518
Internet Initiative Japan, Inc.	62	153,882
#Ishii Hyoki Co., Ltd.	23,700	296,817
IT Holdings Corp.	262,001	3,747,893
#ITC Networks Corp.	16,800	92,162
Itfor, Inc.	800	2,936
*Iwatsu Electric Co., Ltd.	303,000	284,318
Japan Aviation Electronics Industry, Ltd.	241,600	1,807,424
Japan Business Computer Co., Ltd.	73,200	455,160
Japan Cash Machine Co., Ltd.	93,915	862,890
Japan Digital Laboratory Co., Ltd.	105,100	1,279,621
Japan Radio Co., Ltd.	376,000	990,974
Jastec Co., Ltd.	61,400	351,621
JBIS Holdings, Inc.	79,600	259,200
JIEC Co., Ltd.	199	176,225
#Kaga Electronics Co., Ltd.	96,400	1,040,031
#Kakaku.com, Inc.	518	1,950,238
Kanematsu Electronics, Ltd.	83,100	733,689
Kawatetsu Systems, Inc.	174	137,795
Koa Corp.	146,000	1,746,815
#*Kubotek Corp.	370	100,401
Kyoden Co., Ltd.	160,000	308,482
Kyowa Electronic Instruments Co., Ltd.	52,000	168,185
Macnica, Inc.	48,000	1,107,277
*Macromill, Inc.	25	37,087
Marubun Corp.	96,100	707,519

1128

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Maruwa Co., Ltd.	36,500	$771,379
Maspro Denkoh Corp.	61,000	596,357
#Megachips Corp.	82,300	1,207,916
*Meisei Electric Co., Ltd.	359,000	326,866
Melco Holdings, Inc.	20,100	559,844
Mimasu Semiconductor Industry Co., Ltd.	83,081	1,233,353
Miroku Jyoho Service Co., Ltd.	107,000	257,145
*Mitsui High-Tec, Inc.	131,600	1,131,624
Mitsui Knowledge Industry Co., Ltd.	3,688	667,020
*Mutoh Holdings Co., Ltd.	160,000	261,785
*Nagano Japan Radio Co., Ltd.	85,000	129,029
*Nagano Keiki Co., Ltd.	600	4,112
Nakayo Telecommunications, Inc.	542,000	1,193,589
NEC Fielding, Ltd.	91,200	1,229,018
NEC Mobiling, Ltd.	45,100	1,140,648
Net One Systems Co., Ltd.	1,889	2,738,176
*Netmarks, Inc.	523	116,879
#Nichicon Corp.	263,300	3,524,402
Nidec Copal Electronics Corp.	3,400	27,763
#Nidec Sankyo Corp.	191,000	1,683,911
#Nihon Dempa Kogyo Co., Ltd.	66,900	1,452,594
#*Nihon Inter Electronics Corp.	104,700	187,741
#Nihon Unisys, Ltd.	171,500	1,366,597
*Nippon Avionics Co., Ltd.	78,000	141,591
#Nippon Ceramic Co., Ltd.	84,400	1,034,609
*Nippon Chemi-Con Corp.	466,000	1,928,317
Nippon Systemware Co., Ltd.	27,900	114,301
Nohmi Bosai, Ltd.	116,000	725,526
NS Solutions Corp.	57,600	1,300,153
NSD Co., Ltd.	173,800	2,126,805
#Obic Business Consultants Co., Ltd.	15,000	834,249
Okaya Electric Industries Co., Ltd.	73,000	263,695
*Oki Electric Industry Co., Ltd.	2,093,000	2,169,044
ONO Sokki Co., Ltd.	103,000	404,151
*Origin Electric Co., Ltd.	105,000	421,177
#Osaki Electric Co., Ltd.	122,000	1,161,434
Panasonic Electric Works Information Systems Co., Ltd.	5,500	140,837
PCA Corp.	17,500	151,891
#*Pixela Corp.	19,200	71,828
#*Renesas Electronics Corp.	106,700	1,457,739
*Rikei Corp.	15,500	14,800
Riken Keiki Co., Ltd.	77,800	532,863
#Roland DG Corp.	51,500	847,269
Ryoden Trading Co., Ltd.	141,000	817,805
Ryosan Co., Ltd.	122,000	3,252,940
Ryoyo Electro Corp.	108,000	1,100,912
*Sanken Electric Co., Ltd.	300,000	1,185,511
Sanko Co., Ltd.	22,000	76,794
Sanshin Electronics Co., Ltd.	108,100	1,012,518
Satori Electric Co., Ltd.	56,380	516,530
*Saxa Holdings, Inc.	194,000	364,692
*Sekonic Corp.	28,000	40,301
*Shibaura Mechatronics Corp.	148,000	668,890
#*Shindengen Electric Manufacturing Co., Ltd.	296,000	1,001,528
Shinkawa, Ltd.	68,400	1,142,908
Shinko Shoji Co., Ltd.	75,900	811,722
#Shizuki Electric Co., Inc.	103,000	396,764
Siix Corp.	82,100	1,053,075
Simplex Technology, Inc.	281	174,397
#SMK Corp.	265,000	1,343,139
Softbank Technology Corp.	100	898

1129

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
#So-net Entertainment Corp.	283	$739,706
SRA Holdings	49,700	475,721
Star Micronics Co., Ltd.	133,000	1,646,674
Sumida Corp.	61,549	839,446
Sumisho Computer Systems Corp.	116,100	1,912,795
SUNX, Ltd.	109,000	531,614
*SysproCatena Corp.	1,117	806,048
Tachibana Eletech Co., Ltd.	62,400	510,542
Tamura Corp.	253,000	840,192
*Teac Corp.	54,000	29,768
Tecmo Koei Holdings Co., Ltd.	145,330	1,166,204
Teikoku Tsushin Kogyo Co., Ltd.	172,000	433,020
TKC, Corp.	86,400	1,520,049
*Toko, Inc.	304,000	574,405
*Tokyo Denpa Co., Ltd.	24,900	186,943
Tokyo Electron Device, Ltd.	352	552,754
#*Tokyo Seimitsu Co., Ltd.	111,700	1,905,546
Tomen Electronics Corp.	50,600	620,096
#Topcon Corp.	154,800	877,597
Tose Co., Ltd.	22,100	155,048
Toshiba TEC Corp.	392,000	1,627,045
Toukei Computer Co., Ltd.	27,710	356,570
#*Towa Corp.	17,600	153,831
Toyo Corp.	110,600	1,237,725
#*Trans Cosmos, Inc.	119,700	1,099,016
Tsuzuki Densan Co., Ltd.	22,500	67,931
#Ulvac, Inc.	107,800	2,537,677
*Uniden Corp.	121,000	396,975
#Wacom Co., Ltd.	1,136	1,770,431
XNET Corp.	21	31,674
#*Yamaichi Electronics Co., Ltd.	99,400	406,034
Yaskawa Information Systems Corp.	40,000	135,964
*Ye Data, Inc.	43,000	71,205
Yokowo Co., Ltd.	69,500	472,674
Zuken, Inc.	95,200	759,355

Total Information Technology		149,914,191

Materials — (11.0%)
Achilles Corp.	670,000	1,001,741
Adeka Corp.	331,700	3,142,920
Agro-Kanesho Co., Ltd.	7,000	66,751
Aichi Steel Corp.	367,000	1,588,919
Arakawa Chemical Industries, Ltd.	67,700	850,477
Araya Industrial Co., Ltd.	204,000	284,020
Aronkasei Co., Ltd.	124,000	539,442
#Asahi Organic Chemicals Industry Co., Ltd.	328,000	802,613
Chuetsu Pulp & Paper Co., Ltd.	395,000	736,847
*Chugai Mining Co., Ltd.	852,400	343,759
Chugoku Marine Paints, Ltd.	233,000	1,744,891
*Chugokukogyo Co., Ltd.	62,000	69,883
Chuo Denki Kogyo Co., Ltd.	90,000	640,296
#*Co-Op Chemical Co., Ltd.	159,000	238,855
#*Dai Nippon Toryo, Ltd.	488,000	546,996
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	604,978
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	356,863
Daiken Corp.	387,000	1,055,370
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	1,175,233
Daio Paper Corp.	136,500	1,130,182
Daiso Co., Ltd.	347,000	863,547
DC Co., Ltd.	113,900	257,721
DIC Corp.	250,000	535,795

1130

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Dynapac Co., Ltd.	25,000	$71,497
*Earth Chemical Co., Ltd.	5,200	153,237
FP Corp.	61,200	2,817,371
Fuji Seal International, Inc.	21,200	438,098
Fujikura Kasei Co., Ltd.	94,500	495,481
Fumakilla, Ltd.	85,000	412,678
Geostar Corp.	43,000	63,679
Godo Steel, Ltd.	521,000	1,434,442
#Gun Ei Chemical Industry Co., Ltd.	262,000	628,317
Harima Chemicals, Inc.	78,000	444,947
#Hodogaya Chemical Co., Ltd.	265,000	1,006,785
Hokkan Holdings, Ltd.	210,000	597,908
Hokko Chemical Industry Co., Ltd.	90,000	302,688
#Hokuetsu Kishu Paper Co., Ltd.	553,199	2,789,154
Hokushin Co., Ltd.	62,600	89,541
Honshu Chemical Industry Co., Ltd.	35,000	193,227
Ihara Chemical Industry Co., Ltd.	155,000	450,012
ISE Chemicals Corp.	86,000	539,073
*Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,173,811
Japan Carlit Co., Ltd.	59,800	301,988
JSP Corp.	106,700	1,256,977
#Kanto Denka Kogyo Co., Ltd.	186,000	1,365,222
Katakura Chikkarin Co., Ltd.	43,000	134,103
Kawakin Holdings Co., Ltd.	11,000	32,322
Kawasaki Kasei Chemicals, Ltd.	121,000	159,562
Koatsu Gas Kogyo Co., Ltd.	163,000	916,170
#Kohsoku Corp.	62,800	467,461
Konishi Co., Ltd.	66,900	771,480
#Kumiai Chemical Industry Co., Ltd.	224,000	665,158
Kureha Corp.	571,500	2,815,467
#Kurosaki Harima Corp.	220,000	1,118,168
Kyoei Steel, Ltd.	23,700	439,749
Lintec Corp.	87,400	1,660,209
MEC Co., Ltd.	61,200	385,586
*Mitsubishi Materials Corp.	229,440	687,709
*Mitsubishi Paper Mills, Ltd.	1,094,000	1,381,624
*Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,292,132
Mitsui Mining & Smelting Co., Ltd.	389,000	1,065,971
Mory Industries, Inc.	154,000	555,779
Nakabayashi Co., Ltd.	181,000	388,241
*Nakayama Steel Works, Ltd.	413,000	684,008
Neturen Co., Ltd.	146,300	1,142,168
Nichia Steel Works, Ltd.	175,900	516,481
Nihon Kagaku Sangyo Co., Ltd.	79,000	588,823
#Nihon Nohyaku Co., Ltd.	216,000	1,198,494
Nihon Parkerizing Co., Ltd.	230,000	3,291,888
Nihon Seiko Co., Ltd.	18,000	43,800
Nihon Yamamura Glass Co., Ltd.	360,000	1,172,289
*Nippon Carbide Industries Co., Inc.	201,000	412,508
#Nippon Chemical Industrial Co., Ltd.	281,000	690,513
Nippon Chutetsukan K.K.	50,000	82,349
Nippon Chuzo K.K.	111,000	135,989
#Nippon Coke & Engineering Co., Ltd.	772,500	1,436,163
#Nippon Concrete Industries Co., Ltd.	157,000	263,076
#Nippon Denko Co., Ltd.	372,000	2,629,183
Nippon Fine Chemical Co., Ltd.	90,600	628,266
Nippon Kasei Chemical Co., Ltd.	355,000	690,187
Nippon Kayaku Co., Ltd.	248,000	2,179,869
#*Nippon Kinzoku Co., Ltd.	222,000	411,048
*Nippon Koshuha Steel Co., Ltd.	366,000	459,879
*Nippon Light Metal Co., Ltd.	1,338,000	1,939,752

1131

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#Nippon Metal Industry Co., Ltd.	556,000	$847,868
#Nippon Paint Co., Ltd.	727,200	4,637,149
Nippon Pigment Co., Ltd.	43,000	128,034
Nippon Pillar Packing Co., Ltd.	83,000	586,887
Nippon Soda Co., Ltd.	525,000	2,352,967
#Nippon Synthetic Chemical Industry Co., Ltd. (The)	245,000	1,728,236
Nippon Valqua Industries, Ltd.	313,000	718,858
#*Nippon Yakin Kogyo Co., Ltd.	395,500	1,463,961
Nittetsu Mining Co., Ltd.	275,000	1,224,337
Nitto FC Co., Ltd.	72,000	396,961
#NOF Corp.	673,000	2,624,876
Okabe Co., Ltd.	186,900	713,182
Okamoto Industries, Inc.	390,000	1,580,182
*Okura Industrial Co., Ltd.	211,000	594,264
#Osaka Organic Chemical Industry, Ltd.	66,000	549,828
Osaka Steel Co., Ltd.	73,900	1,168,848
#Osaka Titanium Technologies Co., Ltd.	32,600	1,278,997
#Pacific Metals Co., Ltd.	210,000	1,736,888
#Pack Corp. (The)	66,200	1,106,029
Rengo Co., Ltd.	21,090	121,160
Riken Technos Corp.	197,000	617,695
*S Science Co., Ltd.	3,252,000	103,850
#S.T. Chemical Co., Ltd.	80,400	883,725
Sakai Chemical Industry Co., Ltd.	355,000	1,596,625
Sakata INX Corp.	214,000	966,405
Sanyo Chemical Industries, Ltd.	292,000	1,781,346
#*Sanyo Special Steel Co., Ltd.	466,300	2,047,888
Sekisui Plastics Co., Ltd.	209,000	1,000,479
Shikoku Chemicals Corp.	178,000	1,004,486
Shinagawa Refractories Co., Ltd.	224,000	698,197
Shin-Etsu Polymer Co., Ltd.	217,100	1,635,857
Shinko Wire Co., Ltd.	185,000	318,492
Somar Corp.	43,000	113,360
#Stella Chemifa Corp.	41,800	1,609,729
Sumitomo Bakelite Co., Ltd.	284,000	1,564,859
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,355,163
Sumitomo Osaka Cement Co., Ltd.	844,000	1,620,949
Sumitomo Pipe & Tube Co., Ltd.	108,100	722,031
Sumitomo Seika Chemicals Co., Ltd.	214,000	818,165
#T. Hasegawa Co., Ltd.	116,800	1,715,840
*Taiheiyo Cement Corp.	284,000	401,613
#Taisei Lamick Co., Ltd.	18,500	441,644
Taiyo Ink Manufacturing Co., Ltd.	4,200	122,945
Takasago International Corp.	339,000	1,716,551
Takiron Co., Ltd.	202,000	607,761
Tayca Corp.	151,000	433,156
Tenma Corp.	88,300	1,081,300
#*Titan Kogyo K.K.	59,000	159,719
Toagosei Co., Ltd.	897,000	4,113,370
#Toda Kogyo Corp.	158,000	1,133,115
#Toho Titanium Co., Ltd.	69,400	1,555,104
#Toho Zinc Co., Ltd.	425,000	2,013,208
Tokai Carbon Co., Ltd.	416,000	2,436,753
Tokushu Tokai Holdings Co., Ltd.	501,580	1,340,856
#Tokyo Ohka Kogyo Co., Ltd.	111,900	2,343,869
#Tokyo Rope Manufacturing Co., Ltd.	557,000	1,464,257
#*Tomoegawa Paper Co., Ltd.	125,000	281,582
Tomoku Co., Ltd.	294,000	686,119
Topy Industries, Ltd.	748,000	1,774,912
Toyo Ink Manufacturing Co., Ltd.	541,000	2,296,641
Toyo Kohan Co., Ltd.	237,000	1,329,806

1132

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
TYK Corp.	142,000	$323,874
Ube Material Industries, Ltd.	266,000	742,309
Wood One Co., Ltd.	169,000	543,223
Yodogawa Steel Works, Ltd.	562,500	2,481,363
*Yuki Gosei Kogyo Co., Ltd.	64,000	165,387
Yushiro Chemical Industry Co., Ltd.	51,000	646,526
Zeon Corp.	503,000	3,036,885

Total Materials		154,546,357

Telecommunication Services — (0.0%)
#*Invoice, Inc.	39,279	596,211

Utilities — (0.6%)
Hokkaido Gas Co., Ltd.	210,000	544,202
Hokuriku Gas Co., Ltd.	99,000	252,507
Okinawa Electric Power Co., Ltd.	38,371	2,160,933
#Saibu Gas Co., Ltd.	1,268,000	3,409,619
Shizuoka Gas Co., Ltd.	247,000	1,422,131
Tokai Corp.	228,000	1,229,744

Total Utilities		9,019,136

TOTAL COMMON STOCKS		1,232,258,373

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/06/10 (Collateralized by $2,020,000 FHLMC 5.00%, 10/15/24, valued at $2,168,975) to be repurchased at $2,134,068	$2,134	2,134,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.9%)
§@DFA Short Term Investment Fund	166,288,935	166,288,935
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $940,896) to be repurchased at $928,879	$929	928,865

TOTAL SECURITIES LENDING COLLATERAL		167,217,800

TOTAL INVESTMENTS — (100.0%) (Cost $1,529,579,040)		$1,401,610,173

1133

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (84.3%)
AUSTRALIA — (45.6%)
#*A.B.C. Learning Centres, Ltd.	535,970	$—
*Adacel Technologies, Ltd.	113,249	68,469
*Adamus Resources, Ltd.	1,074,801	421,366
*ADCorp Australia, Ltd.	212,402	35,076
Adelaide Brighton, Ltd.	1,480,311	3,981,993
#*Aditya Birla Minerals, Ltd.	841,658	821,730
Adtrans Group, Ltd.	38,110	124,085
#*AED Oil, Ltd.	282,000	149,392
Aevum, Ltd.	450,641	504,677
*Agenix, Ltd.	707,478	11,129
*Ainsworth Game Technology, Ltd.	380,243	44,866
#AJ Lucas Group, Ltd.	320,999	769,618
*Alchemia, Ltd.	724,903	361,227
#Alesco Corp., Ltd.	457,971	1,249,580
*Alkane Resources, Ltd.	938,520	305,481
#*Alliance Resources, Ltd.	388,254	150,661
*Allied Medical, Ltd.	11,746	—
*Altium, Ltd.	129,840	31,856
*Amadeus Energy, Ltd.	819,137	162,434
Amalgamated Holdings, Ltd.	460,930	2,513,083
Amcom Telecommunications, Ltd.	1,135,725	349,796
Ammtec, Ltd.	14,261	35,723
#*Andean Resources, Ltd.	1,464,837	4,276,604
Ansell, Ltd.	362,027	4,270,580
*Antares Energy, Ltd.	494,110	378,034
AP Eagers, Ltd.	37,790	436,214
#APA Group, Ltd.	1,222,316	4,075,912
#*Apex Minerals NL	1,895,791	34,881
#APN News & Media, Ltd.	1,347,825	3,024,715
*Aquila Resources, Ltd.	52,344	488,228
#*Arafura Resources, Ltd.	193,843	104,175
ARB Corporation, Ltd.	324,213	1,828,818
Ariadne Australia, Ltd.	267,324	60,036
#*Aristocrat Leisure, Ltd.	528,885	2,075,974
*Arturus Capital, Ltd.	98,412	13,659
ASG Group, Ltd.	236,433	300,026
*Astron, Ltd.	87,221	150,430
#*Atlas Iron, Ltd.	662,409	1,515,321
*Aurora Oil and Gas, Ltd.	540,105	324,121
Ausdrill, Ltd.	884,082	1,677,727
Austal, Ltd.	558,220	1,219,749
*Austar United Communications, Ltd.	2,751,397	2,950,242
Austbrokers Holdings, Ltd.	70,011	322,270
Austereo Group, Ltd.	1,001,750	1,573,611
#Austin Engineering, Ltd.	69,514	218,274
*Austpac Resources NL	1,627,877	58,971
#*Australian Agricultural Co., Ltd.	801,009	953,758
Australian Infrastructure Fund NL	2,805,723	5,095,900
#Australian Pharmaceutical Industries, Ltd.	8,284,125	4,250,600
*Australian Worldwide Exploration, Ltd.	1,531,333	3,460,809
*Autodom, Ltd.	170,874	11,617
Automotive Holdings Group NL	113,929	285,303
*Autron Corporation, Ltd.	989,247	11,900
*Avexa, Ltd.	1,224,712	139,835
#*AVJennings, Ltd.	5,350,378	2,307,283
#*Avoca Resources, Ltd.	656,313	1,328,917
*AWB, Ltd.	3,807,619	3,599,988
*Ballarat South Gold, Ltd.	1,996	16,666

1134

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Bank of Queensland, Ltd.	71,970	$833,859
*Bannerman Resources, Ltd.	207,242	81,315
#*BC Iron, Ltd.	7,913	13,095
Beach Petroleum, Ltd.	3,716,294	2,673,988
*Berkeley Resources, Ltd.	39,273	45,535
Beyond International, Ltd.	61,256	45,911
Biota Holdings, Ltd.	931,131	1,152,752
*Bisalloy Steel Group, Ltd.	469,001	98,862
Blackmores, Ltd.	76,842	1,676,260
*BMA Gold, Ltd.	160,703	40,619
*Boart Longyear Group	11,160,269	3,331,322
#*Boulder Steel, Ltd.	1,667,795	238,199
*Bow Energy, Ltd.	157,658	205,246
Bradken, Ltd.	582,247	3,897,011
Breville Group, Ltd.	598,466	1,238,475
#Brickworks, Ltd.	131,435	1,571,426
#*Brockman Resources, Ltd.	653,924	2,175,746
BSA, Ltd.	613,919	118,685
BT Investment Management, Ltd.	92,192	214,225
#Cabcharge Australia, Ltd.	408,669	2,255,298
Calliden Group, Ltd.	633,393	146,395
#Campbell Brothers, Ltd.	284,996	7,818,642
*Cape Range Wireless, Ltd.	7,260	—
*Capral, Ltd.	58,499	11,604
#Cardno, Ltd.	247,493	1,000,479
#*Carnarvon Petroleum, Ltd.	2,906,082	1,157,278
*Carnegie Wave Energy, Ltd.	1,008,948	97,202
#Cash Converters International, Ltd.	1,107,917	593,792
*Catalpa Resources, Ltd.	118,812	178,321
*CDS Technologies, Ltd.	13,276	—
Cedar Woods Properties, Ltd.	102,534	249,384
Cellestis, Ltd.	387,333	1,043,398
*Cellnet Group, Ltd.	899,404	254,674
*Centaurus Metals, Ltd.	768,955	54,808
Centennial Coal Co., Ltd.	1,207,405	4,698,800
*Centrebet International, Ltd.	5,720	8,613
*Centrex Metals, Ltd.	46,889	20,716
#*Ceramic Fuel Cells, Ltd.	2,190,662	417,330
Challenger Financial Services Group, Ltd.	1,750,037	6,641,119
Chandler Macleod Group, Ltd.	88,156	19,577
*Chemeq, Ltd.	166,742	12,806
#*ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	219,571
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,667
*Circadian Technologies, Ltd.	64,591	43,773
#*Citadel Resource Group, Ltd.	2,419,571	755,606
*Citigold Corp., Ltd.	3,765,806	450,092
*Clarius Group, Ltd.	1,001,901	621,571
#*Clinuvel Pharmaceuticals, Ltd.	1,184,356	251,450
Clough, Ltd.	1,462,308	1,220,486
Clover Corp., Ltd.	269,348	68,378
*CO2 Group, Ltd.	844,559	114,210
*Coal of Africa, Ltd.	110,951	239,933
#*Coalspur Mines, Ltd.	140,816	97,042
*Cockatoo Coal, Ltd.	213,425	89,154
Codan, Ltd.	142,942	194,932
#Coffey International, Ltd.	579,503	693,756
Collection House, Ltd.	1,759,373	1,198,683
*Comet Ridge, Ltd.	65,567	17,174
ConnectEast Group, Ltd.	10,162,837	4,001,674
#*Conquest Mining, Ltd.	1,082,609	375,759
#Consolidated Media Holdings, Ltd.	1,050,129	3,039,404

1135

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*Cooper Energy, Ltd.	90,132	$43,484
#Corporate Express Australia, Ltd.	422,355	2,164,420
#Count Financial, Ltd.	798,391	957,365
Coventry Group, Ltd.	144,778	272,609
#Crane Group, Ltd.	352,895	2,933,876
#Credit Corp. Group, Ltd.	6,962	16,780
*Crescent Gold, Ltd.	1,124,856	166,150
#CSG, Ltd.	331,527	695,057
*CudeCo, Ltd.	233,424	964,974
*Cue Energy Resources, Ltd.	452,354	121,716
#*Customers, Ltd.	477,130	1,223,684
Data#3, Ltd.	5,572	42,596
#David Jones, Ltd.	1,296,067	5,557,080
*Decmil Group, Ltd.	37,113	62,244
*Deep Yellow, Ltd.	68,720	13,057
*Devine, Ltd.	2,006,856	599,517
#*Discovery Metals, Ltd.	518,513	406,710
Dominion Mining, Ltd.	336,853	893,877
#Downer EDI, Ltd.	670,736	4,288,246
*Dragon Mining, Ltd.	1,665,100	116,528
*Drillsearch Energy, Ltd.	125,449	7,469
DUET Group, Ltd.	3,068,784	5,007,244
DWS Advanced Business Solutions, Ltd.	102,144	132,262
*Dyesol, Ltd.	99,032	107,366
#*Eastern Star Gas, Ltd.	2,741,555	2,295,823
*Elders, Ltd.	1,322,394	1,449,989
*Ellect Holdings, Ltd.	482	1,606
*Ellex Medical Lasers, Ltd.	197,605	23,838
Emeco Holdings, Ltd.	1,240,388	781,281
#*Energy World Corp., Ltd.	3,752,842	1,777,084
#Envestra, Ltd.	4,315,031	2,056,198
Envirozel, Ltd.	283,266	28,709
Euroz, Ltd.	12,798	16,743
*Extract Resources, Ltd.	244,676	1,639,340
#Fantastic Holdings, Ltd.	355,613	1,230,268
*Fig Tree Developments, Ltd.	20,365	188
*First Australian Resources, Ltd.	414,263	29,056
FKP Property Group, Ltd.	352,888	275,848
#Fleetwood Corp., Ltd.	247,561	2,157,410
#FlexiGroup, Ltd.	493,824	618,427
#Flight Centre, Ltd.	192,954	3,513,110
#*Flinders Mines, Ltd.	6,798,057	809,121
*Forest Enterprises Australia, Ltd.	2,849,173	118,635
Forge Group, Ltd.	170,828	455,920
#*Forte Energy NL	923,334	106,448
#*Galaxy Resources, Ltd.	282,914	328,283
*Gascoyne Resources, Ltd.	14,117	1,437
Gazal Corp., Ltd.	104,542	147,517
*Geodynamics, Ltd.	1,015,653	552,284
#*Gindalbie Metals, Ltd.	1,817,381	1,953,078
#*Giralia Resources NL	625,030	1,191,779
Goodman Fielder, Ltd.	1,922,898	2,581,094
Gowing Bros., Ltd.	92,437	209,732
Graincorp, Ltd. Series A	490,217	2,608,060
#*Grange Resources, Ltd.	903,958	503,855
#*Great Southern, Ltd.	9,302,784	—
GUD Holdings, Ltd.	345,240	2,879,350
#Gunns, Ltd.	2,872,620	1,379,029
#GWA International, Ltd.	957,332	2,800,705
Hastie Group, Ltd.	810,423	1,282,514
*Havilah Resources NL	258,836	109,461

1136

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Healthscope, Ltd.	881,682	$3,541,694
#*HFA Holdings, Ltd.	326,760	74,153
HGL, Ltd.	108,137	109,158
#*Highlands Pacific, Ltd.	2,651,500	665,152
Hills Industries, Ltd.	936,401	2,155,351
#*Horizon Oil, Ltd.	3,227,717	1,045,978
*Hutchison Telecommunications Australia, Ltd.	7,909,751	767,519
#*Icon Energy, Ltd.	111,982	28,235
*ICSGlobal, Ltd.	90,037	1,500
IDT Australia, Ltd.	82,205	59,872
#iiNet, Ltd.	390,161	992,928
*Iluka Resources, Ltd.	1,063,988	4,530,720
#*Imdex, Ltd.	812,684	585,551
IMF Australia, Ltd.	244,684	326,453
*IMX Resources, Ltd.	594,082	275,590
#Independence Group NL	552,303	2,338,730
#*Indophil Resources NL	1,738,038	1,870,407
#Industrea, Ltd.	3,495,902	1,131,999
#Infigen Energy, Ltd.	1,556,089	1,400,602
Infomedia, Ltd.	1,458,074	335,221
*Innamincka Petroleum, Ltd.	440,763	33,965
*Integra Mining, Ltd.	585,247	141,133
Integrated Research, Ltd.	261,513	96,634
#*Intrepid Mines, Ltd.	871,974	309,472
#Invocare, Ltd.	552,483	3,192,985
#Ioof Holdings, Ltd.	950,183	5,746,768
Iress Market Technology, Ltd.	348,498	2,727,035
*Iron Ore Holdings, Ltd.	79,150	159,884
#iSOFT Group, Ltd.	2,688,547	1,342,650
*Ivanhoe Australia, Ltd.	50,318	175,538
*Ixla, Ltd.	89,921	1,914
#*Jabiru Metals, Ltd.	1,854,281	647,851
JB Hi-Fi, Ltd.	315,065	5,608,203
K&S Corp., Ltd.	164,616	412,864
*Kagara, Ltd.	1,628,074	1,112,412
*Kangaroo Resources, Ltd.	887,272	154,770
*Karoon Gas Australia, Ltd.	628,673	4,289,449
#*Kimberley Metals, Ltd.	204,110	39,661
*Kings Minerals NL	1,961,035	167,384
Kingsgate Consolidated, Ltd.	402,364	3,157,513
*Kingsrose Mining, Ltd.	162,653	120,053
*Lednium, Ltd.	195,019	14,436
Lemarne Corp., Ltd.	25,882	100,735
#*Linc Energy, Ltd.	866,033	1,220,590
#*Liquefied Natural Gas, Ltd.	54,592	21,436
Lycopodium, Ltd.	45,700	147,514
#*Lynas Corp., Ltd.	5,415,856	2,659,771
M2 Telecommunications Group, Ltd.	66,635	109,151
#MAC Services Group, Ltd.	185,743	440,219
#Macarthur Coal, Ltd.	224,909	3,150,731
MacMahon Holdings, Ltd.	3,283,150	2,176,466
*Macquarie Telecom Group, Ltd.	35,019	158,142
*Magma Metals, Ltd.	199,660	107,576
#*Mantra Resources, Ltd.	38,811	162,500
*Marion Energy, Ltd.	451,508	17,319
Maryborough Sugar Factory, Ltd.	2,560	4,201
MaxiTRANS Industries, Ltd.	913,360	308,559
*McGuigan Simeon Wines, Ltd.	2,414,532	553,058
McMillan Shakespeare, Ltd.	194,418	638,510
#McPherson’s, Ltd.	303,441	885,952
#*Medusa Mining, Ltd.	227,375	985,049

1137

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Melbourne IT, Ltd.	379,204	$632,977
*MEO Australia, Ltd.	390,891	129,893
#Mermaid Marine Australia, Ltd.	746,311	1,914,107
*Metgasco, Ltd.	85,836	37,336
*Mikoh Corp., Ltd.	856,548	63,678
#*Minara Resources, Ltd.	697,128	557,490
Mincor Resources NL	946,204	1,638,194
#Mineral Resources, Ltd.	371,021	2,840,255
#*Mirabela Nickel, Ltd.	63,506	138,391
Mitchell Communications Group, Ltd.	1,258,693	1,080,968
#*Molopo Energy, Ltd.	1,131,021	1,354,617
#Monadelphous Group, Ltd.	302,955	4,295,601
*Morning Star Gold NL	20,754	7,863
Mortgage Choice, Ltd.	641,387	692,939
#*Mosaic Oil NL	2,209,067	201,402
*Mount Gibson Iron, Ltd.	2,962,399	4,575,927
#*Murchison Metals, Ltd.	605,383	1,261,309
Namoi Cotton Cooperative, Ltd.	196,490	69,974
National Can Industries, Ltd.	97,017	107,724
*Navitas, Ltd.	1,205,167	5,767,881
#*Neptune Marine Services, Ltd.	150,803	49,740
#*Nexbis, Ltd.	362,894	41,454
#*Nexus Energy, Ltd.	2,957,188	746,117
#NIB Holdings, Ltd.	266,078	310,650
#*Nido Petroleum, Ltd.	4,759,793	669,174
#Nomad Building Solutions, Ltd.	29,955	5,983
*Norfolk Group, Ltd.	1,050	839
*Norton Gold Fields, Ltd.	276,468	53,150
#*Novogen, Ltd.	391,594	150,139
Nufarm, Ltd.	330,716	2,321,783
Oakton, Ltd.	378,695	1,131,289
*Orbital Corp., Ltd.	552,269	19,798
#*Orocobre, Ltd.	68,897	149,468
OrotonGroup, Ltd.	79,968	519,585
*Otto Energy, Ltd.	1,486,012	129,319
*Pacific Brands, Ltd.	4,412,120	4,818,447
Pan Pacific Petroleum NL	1,059,542	261,500
*PanAust, Ltd.	8,757,197	4,067,557
Panoramic Resources, Ltd.	901,883	2,068,411
*Paperlinx, Ltd.	2,771,649	1,906,849
*Payce Consolidated, Ltd.	29,670	41,318
Peet, Ltd.	1,014,007	2,216,281
*Perilya, Ltd.	472,422	238,849
#Perpetual Trustees Australia, Ltd.	116,090	3,672,838
*Perseus Mining, Ltd.	526,155	929,136
#*Pharmaxis, Ltd.	815,846	2,299,144
Photon Group, Ltd.	36,148	38,837
*Planet Gas, Ltd.	55,177	6,313
*Plantcorp NL	4,329	—
#*Platinum Australia, Ltd.	983,731	834,222
*PMP, Ltd.	1,813,797	1,178,408
*Port Bouvard, Ltd.	270,578	62,592
*Poseidon Nickel, Ltd.	425,525	113,127
#*Prana Biotechnology, Ltd.	195,424	35,893
#Premier Investments, Ltd.	197,450	1,305,588
Primary Health Care, Ltd.	604,769	2,264,711
#Prime Media Group, Ltd.	1,001,480	718,992
Probiotec, Ltd.	8,006	12,175
#Programmed Maintenance Service, Ltd.	549,269	1,716,044
*Quickstep Holdings, Ltd.	124,481	41,615
*Ramelius Resources, Ltd.	147,307	62,472

1138

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#Ramsay Health Care, Ltd.	259,021	$3,234,135
*Raptis Group, Ltd.	12,000	4,441
RCR Tomlinson, Ltd.	1,084,108	1,103,466
#REA Group, Ltd.	103,047	1,172,624
Reckon, Ltd.	141,500	266,756
*Red Fork Energy, Ltd.	22,020	13,322
#Redflex Holdings, Ltd.	377,855	621,862
#Reece Australia, Ltd.	238,457	5,507,771
*Regis Resources, Ltd.	713,048	610,936
#Reject Shop, Ltd. (The)	112,300	1,743,767
*Resolute Mining, Ltd.	1,442,710	1,538,026
*Resource Generation, Ltd.	67,290	38,118
Retail Food Group, Ltd.	327	841
Reverse Corp., Ltd.	141,281	23,949
*Rex Minerals, Ltd.	2,778	4,289
*RHG, Ltd.	297,375	187,707
Ridley Corp., Ltd.	1,283,068	1,428,893
#*RiverCity Motorway Group, Ltd.	1,563,354	138,194
*Riversdale Mining, Ltd.	692,356	5,811,035
*Roc Oil Co., Ltd.	937,716	375,644
Rock Building Society, Ltd.	30,256	78,321
Ross Human Directions, Ltd.	143,511	51,538
*Runge, Ltd.	30,702	19,425
#*Ruralco Holdings, Ltd.	88,146	232,499
#SAI Global, Ltd.	792,219	3,128,484
*Salinas Energy, Ltd.	637,362	78,737
#Salmat, Ltd.	690,131	2,898,978
*Sandfire Resources NL	179,767	584,957
Schaffer Corp., Ltd.	33,766	191,149
SDI, Ltd.	178,683	35,763
#Sedgman, Ltd.	161,587	251,892
#Seek, Ltd.	666,916	5,118,282
#Select Harvests, Ltd.	201,308	823,247
#Servcorp, Ltd.	300,722	981,127
#*Service Stream, Ltd.	1,432,710	387,042
*Seven Group Holdings, Ltd.	330,352	2,277,278
Sigma Pharmaceuticals, Ltd.	4,862,235	2,010,201
#*Silex System, Ltd.	459,090	2,509,243
#*Silver Lake Resources, Ltd.	166,873	185,457
*Sino Strategic International, Ltd.	130,864	47,993
#Sirtex Medical, Ltd.	216,786	1,150,245
Skilled Group, Ltd.	391,751	490,123
SMS Management & Technology, Ltd.	292,441	1,781,316
Southern Cross Electrical Engineering, Ltd.	16,785	20,844
Southern Cross Media Group NL	1,572,128	3,153,722
SP Ausnet, Ltd.	414,559	338,272
#SP Telemedia, Ltd.	1,324,689	2,711,930
Spark Infrastructure Group, Ltd.	2,769,283	3,081,201
#Specialty Fashion Group, Ltd.	807,082	1,019,930
*Sphere Investments, Ltd.	7,555	—
Spotless Group, Ltd.	1,144,847	2,965,221
#*St. Barbara, Ltd.	4,257,092	1,059,965
*Starpharma Holdings, Ltd.	551,343	308,752
Straits Resources, Ltd.	878,069	1,003,194
*Structural Systems, Ltd.	153,096	79,504
*Stuart Petroleum, Ltd.	169,387	81,753
STW Communications Group, Ltd.	39,925	32,292
#*Sundance Resources, Ltd.	5,993,157	871,591
*Sunland Group, Ltd.	741,191	519,031
#Super Cheap Auto Group, Ltd. (B01C7R0)	711,023	3,654,930
*Super Cheap Auto Group, Ltd. (B3XZSK8)	104,136	538,636

1139

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Swick Mining Services, Ltd.	49,595	$19,918
Symex Holdings, Ltd.	355,611	150,935
*Talent2 International, Ltd.	474,826	651,015
*Tanami Gold NL	674,987	32,888
*Tap Oil, Ltd.	1,308,037	1,314,417
Tassal Group, Ltd.	583,928	880,192
Technology One, Ltd.	1,318,149	1,022,519
*Ten Network Holdings, Ltd.	2,056,782	3,426,274
*Terramin Australia, Ltd.	147,756	102,848
#TFS Corp., Ltd.	1,027,886	834,070
*Thakral Holdings Group, Ltd.	2,559,697	986,857
*Thorn Group, Ltd.	28,218	27,415
*Tiger Resources, Ltd.	209,646	44,789
*TNG, Ltd.	227,823	10,977
Tower Australia Group, Ltd.	1,159,243	2,782,299
*Tox Free Solutions, Ltd.	342,714	772,736
Transfield Services, Ltd.	954,232	3,479,794
#Transfield Services, Ltd. Infrastructure Fund	810,083	735,976
*Transpacific Industries Group, Ltd.	512,602	592,634
#Troy Resources NL	348,192	778,841
Trust Co., Ltd.	82,756	475,675
#UGL, Ltd.	332,576	4,496,941
UXC, Ltd.	1,169,545	520,611
*Victoria Petroleum NL	111,446	30,780
*View Resources, Ltd.	1,283,369	154,375
#Village Roadshow, Ltd.	593,495	1,361,977
*Virgin Blue Holdings, Ltd.	5,081,560	2,743,782
*Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	995	3,653
#Watpac, Ltd.	651,624	841,506
*Wattyl, Ltd.	433,037	334,037
#WDS, Ltd.	375,342	205,837
#Webjet, Ltd.	373,212	826,217
*Webster, Ltd.	144,737	61,473
#West Australian Newspapers Holdings, Ltd.	728,122	5,277,439
#Western Areas NL	529,359	2,320,794
#*White Energy Co., Ltd.	248,285	783,522
Whitehaven Coal, Ltd.	394,788	1,933,034
#WHK Group, Ltd.	1,202,433	1,223,350
#Wide Bay Australia, Ltd.	72,719	746,979
Willmott Forests, Ltd.	17,224	5,488
#*Windimurra Vanadium, Ltd.	537,429	84,538
Wotif.com Holdings, Ltd.	498,257	2,978,408

TOTAL AUSTRALIA		436,621,853

HONG KONG — (21.7%)
#AAC Acoustic Technologies Holdings, Inc.	1,748,000	2,875,013
*ABC Communications (Holdings), Ltd.	664,000	151,931
Aeon Credit Service (Asia) Co., Ltd.	580,000	486,288
Aeon Stores Hong Kong Co., Ltd.	234,000	367,300
Alco Holdings, Ltd.	1,468,000	520,917
Allan International Holdings, Ltd.	592,000	185,728
Allied Group, Ltd.	683,200	2,405,362
#*Allied Properties, Ltd.	10,874,000	2,424,889
*Amax Holdings, Ltd.	1,650,000	29,933
*Apac Resources, Ltd.	6,860,000	584,571
*APT Satellite Holdings, Ltd.	850,000	383,254
*Artel Solutions Group Holdings, Ltd.	7,885,000	662,060
*Artini China Co., Ltd.	1,855,000	225,563
Arts Optical International Holdings, Ltd.	730,000	335,497
Asia Commercial Holdings, Ltd.	131,040	11,652
Asia Financial Holdings, Ltd.	2,546,908	926,774

1140

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Asia Satellite Telecommunications Holdings, Ltd.	962,000	$1,459,530
*Asia Standard Hotel Group, Ltd.	13,095,018	882,666
Asia Standard International Group, Ltd.	14,555,281	2,547,007
*Asia TeleMedia, Ltd.	2,832,000	36,475
*Associated International Hotels, Ltd.	954,000	1,934,843
*Aupu Group Holding Co., Ltd.	412,000	85,106
Automated Systems Holdings, Ltd.	340,000	93,733
*Bal Holdings, Ltd.	45	1
*Beijing Enterprises Water Group, Ltd.	7,534,000	2,973,772
*Beijing Properties Holdings, Ltd.	5,402,000	544,212
*Bel Global Resources Holdings, Ltd.	2,576,000	73,480
*Birmingham International Holdings, Ltd.	5,806,000	248,363
*Bonjour Holdings, Ltd.	344,000	711,536
Bossini International Holdings, Ltd.	3,871,500	257,086
*Bright International Group, Ltd.	1,338,000	187,343
*Brightoil Petroleum Holdings, Ltd.	1,424,000	2,836,878
*Burwill Holdings, Ltd.	7,782,960	690,737
#C C Land Holdings, Ltd.	5,365,000	1,983,187
Cafe de Coral Holdings, Ltd.	662,000	1,595,478
*Capital Estate, Ltd.	31,610,000	180,999
*Capital Publications, Ltd.	20,847,170	663,296
*CASH Financial Services Group, Ltd.	119,565	11,356
*Celestial Asia Securities Holdings, Ltd.	343,810	72,843
Century City International, Ltd.	4,332,600	335,521
*Century Sunshine Group Holdings, Ltd.	3,140,000	125,000
Champion Technology Holdings, Ltd.	2,754,000	91,262
Chen Hsong Holdings, Ltd.	388,000	160,515
*Cheuk Nang (Holdings), Ltd.	92,000	30,627
Chevalier International Holdings, Ltd.	733,482	656,275
Chevalier Pacific Holdings, Ltd.	4,152,500	491,248
*Chia Tai Enterprises International, Ltd.	7,070,000	233,780
*China Best Group Holding, Ltd.	3,721,400	95,887
*China Digicontent Co., Ltd.	2,710,000	3,490
*China Electronics Corp Holdings Co., Ltd.	2,888,250	525,141
*China Energy Development Holdings, Ltd.	7,424,000	613,632
*China Flavors & Fragrances Co., Ltd.	64,000	18,608
*China Glass Holdings, Ltd.	114,000	40,290
China Hong Kong Photo Products Holdings, Ltd.	1,909,000	156,524
*China Infrastructure Investment, Ltd.	6,280,000	175,944
*China Investments Holdings, Ltd.	210,000	6,730
*China LotSynergy Holdings, Ltd.	3,217,032	145,191
*China Mandarin Holdings, Ltd.	1,300,000	41,859
China Metal International Holdings, Ltd.	2,582,000	601,248
China Motion Telecom International, Ltd.	5,080,000	164,227
China Motor Bus Co., Inc.	70,200	544,727
*China Ocean Shipbuilding Industry Group, Ltd.	1,655,000	124,454
*China Pipe Group, Ltd.	100,000	939
*China Precious Metal Resources Holdings Co., Ltd.	2,818,000	849,270
*China Properties Investment Holdings, Ltd.	880,000	10,299
#*China Public Procurement, Ltd.	5,352,000	705,896
*China Renji Medical Group, Ltd.	12,784,000	102,428
*China Seven Star Shopping, Ltd.	5,740,000	141,317
*China Solar Energy Holdings, Ltd.	13,650,000	355,338
*China Sonangol Resources Enterprise, Ltd.	210,000	101,360
*China Strategic Holdings, Ltd.	7,515,000	552,962
*China Sunshine Paper Holdings Co., Ltd.	199,000	74,982
*China Taisan Technology Group Holdings, Ltd.	346,000	55,642
*China Timber Resources Group, Ltd.	19,300,000	320,202
China Ting Group Holdings, Ltd.	611,151	111,655
#*China WindPower Group, Ltd.	11,300,000	1,231,666
*China Yunnan Tin Minerals Group, Ltd.	8,800,000	217,784

1141

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
China Zirconium, Ltd.	2,736,000	$112,567
*Chinasoft International, Ltd.	970,000	208,509
*ChinaVision Media Group, Ltd.	2,430,000	165,345
*Chinese People Holdings Co., Ltd.	5,264,000	237,546
Chinney Investments, Ltd.	1,144,000	179,872
#Chong Hing Bank, Ltd.	954,000	1,857,150
Chow Sang Sang Holdings, Ltd.	1,227,680	2,100,333
*Chu Kong Shipping Development, Ltd.	1,818,000	413,489
*Chuang’s China Investments, Ltd.	1,437,000	101,452
Chuang’s Consortium International, Ltd.	3,588,786	387,245
*Chun Wo Development Holdings, Ltd.	2,002,926	170,217
#*Citic 1616 Holdings, Ltd.	2,908,000	940,526
*City e-Solutions, Ltd.	186,000	20,950
#City Telecom, Ltd.	1,506,751	1,113,799
*CK Life Sciences International Holdings, Inc.	8,220,000	535,851
*Climax International Co., Ltd.	40,700	131
*CNNC International, Ltd.	835,000	785,006
*CNT Group, Ltd.	8,675,264	476,677
*COL Capital, Ltd.	2,725,840	546,262
Computer & Technologies Holdings, Ltd.	432,000	124,187
Continental Holdings, Ltd.	400,825	191,310
Convenience Retail Asia, Ltd.	64,000	16,224
*Cosmos Machinery Enterprises, Ltd.	1,616,400	157,417
*CP Pokphand Co., Ltd.	6,088,000	520,290
Cross-Harbour Holdings, Ltd. (The)	591,520	527,745
#CSI Properties, Ltd.	18,239,625	452,159
*Dah Chong Hong Holdings, Ltd.	2,385,000	1,564,143
#*Dah Sing Banking Group, Ltd.	1,274,800	1,721,660
*Dah Sing Financial Holdings, Ltd.	304,000	1,726,658
*Daisho Microline Holdings, Ltd.	752,000	59,657
*Dan Form Holdings Co., Ltd.	3,976,260	476,225
Daphne International Holdings, Ltd.	2,632,000	2,718,866
Dawnrays Pharmaceutical Holdings, Ltd.	1,832,000	548,217
*DBA Telecommunication Asia Holdings, Ltd.	564,000	66,290
Dickson Concepts International, Ltd.	825,000	503,646
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	13,748
DVN Holdings, Ltd.	2,183,000	183,128
*Dynamic Energy Holdings, Ltd.	1,520,000	71,457
*Dynamic Global Holdings, Ltd.	3,522,000	103,084
Dynamic Holdings, Ltd.	374,000	82,316
Eagle Nice (International) Holdings, Ltd.	666,000	268,874
EcoGreen Fine Chemicals Group, Ltd.	1,112,000	288,515
*Eforce Holdings, Ltd.	5,402,000	109,553
*EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*E-Kong Group, Ltd.	620,000	40,350
Emperor Capital Group, Ltd.	749,672	48,694
*Emperor Entertainment Hotel, Ltd.	2,410,000	399,599
Emperor International Holdings, Ltd.	3,808,360	821,823
*Emperor Watch & Jewellery, Ltd.	2,190,000	175,416
*ENM Holdings, Ltd.	15,448,000	2,030,145
*EPI Holdings, Ltd.	12,520,000	262,052
*eSun Holdings, Ltd.	424,000	59,658
*EVA Precision Industrial Holdings, Ltd.	1,124,000	543,179
*Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	362,396
*Ezcom Holdings, Ltd.	72,576	449
Fairwood Holdings, Ltd.	316,600	326,707
#Far East Consortium International, Ltd.	3,973,766	1,152,590
*Far East Technology International, Ltd.	179,520	23,600
*First Natural Foods Holdings, Ltd.	2,365,000	—
*Fong’s Industries Co., Ltd.	194,000	85,942
*Foundation Group, Ltd.	2,350,000	41,336

1142

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Fountain SET Holdings, Ltd.	270,000	$44,970
Four Seas Food Investment Holdings, Ltd.	202,184	32,353
Four Seas Mercantile Holdings, Ltd.	592,000	190,966
*Frasers Property China, Ltd.	16,477,000	430,503
#Fubon Bank Hong Kong, Ltd.	1,336,000	574,126
*Fujian Holdings, Ltd.	117,800	10,386
Fujikon Industrial Holdings, Ltd.	912,000	194,059
#*Galaxy Entertainment Group, Ltd.	3,548,121	1,657,282
*Genting Hong Kong, Ltd.	59,000	11,408
Get Nice Holdings, Ltd.	10,550,000	655,172
Giordano International, Ltd.	6,824,000	3,156,104
*Global Green Tech Group, Ltd.	4,876,000	182,246
*Global Sweeteners Holdings, Ltd.	1,950,000	409,944
*Global Tech (Holdings), Ltd.	5,612,000	48,063
Glorious Sun Enterprises, Ltd.	2,700,000	1,134,494
Gold Peak Industries Holding, Ltd.	3,176,642	529,919
#Golden Resorts Group, Ltd.	10,714,000	673,397
Golden Resources Development International, Ltd.	2,848,500	199,706
*Goldin Financial Holdings, Ltd.	480,000	54,671
#*Goldin Properties Holdings, Ltd.	1,876,000	763,522
Golik Holdings, Ltd.	250,500	16,503
*Good Fellow Resources Holdings, Ltd.	1,550,000	144,585
*GR Vietnam Holdings, Ltd.	620,000	11,960
*Grande Holdings, Ltd.	882,000	77,784
Great Eagle Holdings, Ltd.	885,499	2,477,961
*G-Resources Group, Ltd.	29,064,000	1,765,702
*Group Sense International, Ltd.	2,448,000	87,276
Guangnan Holdings, Ltd.	1,779,600	374,519
*Hang Fung Gold Technology, Ltd.	1,972,482	—
*Hannstar Board International Holdings, Ltd.	1,018,000	238,217
*Hans Energy Co., Ltd.	7,556,000	376,686
Harbour Centre Development, Ltd.	889,500	785,970
*Henderson Investment, Ltd.	3,369,000	301,088
*Heng Tai Consumables Group, Ltd.	123,100	12,046
High Fashion International, Ltd.	268,000	99,993
HKR International, Ltd.	2,412,736	927,218
Hon Kwok Land Investment Co., Ltd.	160,800	58,267
*Hong Fok Land, Ltd.	1,210,000	1,558
Hong Kong & Shanghai Hotels, Ltd.	292,176	460,516
*Hong Kong Aircraft Engineering Co., Ltd.	6,000	76,188
Hong Kong Catering Management, Ltd.	542,796	142,527
Hong Kong Ferry Holdings, Ltd.	809,300	766,480
#Hong Kong Resources Holdings Co., Ltd.	3,033,450	571,855
*Hongkong Chinese, Ltd.	4,482,000	425,480
Hop Fung Group Holdings, Ltd.	888,000	184,338
Hsin Chong Construction Group, Ltd.	1,569,658	260,083
Huafeng Group Holdings, Ltd.	7,141,325	619,995
Hung Hing Printing Group, Ltd.	608,000	189,982
*Huscoke Resources Holdings, Ltd.	6,168,000	449,203
Hutchison Harbour Ring, Ltd.	9,204,000	905,945
#*Hutchison Telecommunications International, Ltd.	4,239,000	1,174,916
*Hybrid Kinetic Group, Ltd.	9,744,000	445,525
*HyComm Wireless, Ltd.	47,090	14,481
*I-Cable Communications, Ltd.	531,000	86,328
*IDT International, Ltd.	6,240,183	226,446
Integrated Distribution Services Group, Ltd.	759,000	1,372,742
*IPE Group, Ltd.	1,425,000	144,845
*IT, Ltd.	2,734,000	439,144
*ITC Corp., Ltd.	893,645	52,208
*ITC Properties Group, Ltd.	3,792,747	893,609
*Jackin International Holdings, Ltd.	2,208,000	206,672

1143

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Jinhui Holdings, Ltd.	199,000	$74,542
*Jiuzhou Development Co., Ltd.	2,632,000	300,443
*JLF Investment Co., Ltd.	2,903,500	244,987
*Johnson Electric Holdings, Ltd.	4,319,500	2,432,825
*Joyce Boutique Holdings, Ltd.	1,530,000	48,063
*Junefield Department Store Group, Ltd.	384,000	21,661
#K Wah International Holdings, Ltd.	2,897,405	1,042,524
Kantone Holdings, Ltd.	10,351,685	239,628
*Karl Thomson Holdings, Ltd.	1,188,000	117,269
Karrie International Holdings, Ltd.	1,383,600	101,995
Keck Seng Investments (Hong Kong), Ltd.	904,600	525,704
*Kee Shing Holdings, Ltd.	886,000	142,327
Kin Yat Holdings, Ltd.	586,000	210,057
King Fook Holdings, Ltd.	880,000	111,333
*King Pacific International Holdings, Ltd.	1,404,200	22,065
*King Stone Energy Group, Ltd.	27,580,000	1,026,687
#Kingmaker Footwear Holdings, Ltd.	1,476,955	206,848
*Kith Holdings, Ltd.	204,000	53,184
*Kiu Hung Energy Holdings, Ltd.	6,300,000	414,085
*Ko Yo Ecological Agrotech Group, Ltd.	12,580,000	321,360
*Kong Sun Holdings, Ltd.	109,900	9,374
#Kowloon Development Co., Ltd.	1,574,000	1,923,345
*KPI Co., Ltd.	954,000	45,607
KTP Holdings, Ltd.	560,400	60,611
Kwoon Chung Bus Holdings, Ltd.	556,000	98,165
*Lai Sun Development Co., Ltd.	75,023,800	1,417,192
*Lai Sun Garment International, Ltd.	419,000	30,376
Lam Soon Hong Kong, Ltd.	302,310	261,848
Le Saunda Holdings, Ltd.	1,424,000	355,159
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,975
Lee & Man Holdings, Ltd.	1,780,000	1,475,800
Lerado Group Holdings Co., Ltd.	1,602,000	243,562
*LeRoi Holdings, Ltd.	14,554,362	446,813
*Li Heng Chemical Fibre Technologies, Ltd.	64,000	12,395
#*Lijun International Pharmaceutical Holding, Ltd.	3,980,000	1,335,645
Lippo, Ltd.	1,195,700	386,471
Liu Chong Hing Investment, Ltd.	755,200	835,479
*Longrun Tea Group Co., Ltd.	1,120,000	101,467
*Loudong General Nice Resources China Holdings, Ltd.	35,708	7,439
*Luen Thai Holdings, Ltd.	1,345,000	170,456
Luk Fook Holdings (International), Ltd.	1,192,000	1,398,105
#Luks Industrial Group, Ltd.	302,913	141,339
*Lung Cheong International Holdings, Ltd.	4,756,000	236,419
Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	898,768
*Magnificent Estates, Ltd.	12,744,000	286,813
Mainland Headwear Holdings, Ltd.	765,600	87,556
Man Yue International Holdings, Ltd.	1,084,000	308,920
Matrix Holdings, Ltd.	1,067,414	175,151
*Mei Ah Entertainment Group, Ltd.	8,660,000	265,461
Melbourne Enterprises, Ltd.	45,500	481,471
#*Melco International Development, Ltd.	2,294,000	1,045,196
*Midas International Holdings, Ltd.	2,752,000	95,017
Midland Holdings, Ltd.	3,068,000	2,815,042
*Ming Fung Jewellery Group, Ltd.	900,000	89,069
#Miramar Hotel & Investment Co., Ltd.	772,000	794,314
Nanyang Holdings, Ltd.	137,500	262,444
National Electronics Holdings, Ltd.	2,156,000	151,716
Natural Beauty Bio-Technology, Ltd.	4,470,000	800,274
*Neo-Neon Holdings, Ltd.	1,399,000	963,620
*New Century Group Hong Kong, Ltd.	13,351,464	256,823
*New Focus Auto Tech Holdings, Ltd.	60,000	13,866

1144

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
#*New Times Energy Corp, Ltd.	12,206,000	$493,958
Neway Group Holdings, Ltd.	19,160,000	802,069
Newocean Green Energy Holdings, Ltd.	2,278,000	372,791
*Next Media, Ltd.	3,883,183	717,815
*Norstar Founders Group, Ltd.	3,256,000	—
*North Asia Resources Holdings, Ltd.	958,600	212,701
*Omnicorp, Ltd.	224,000	56,994
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	4,059,706	570,694
*Orient Power Holdings, Ltd.	804,000	19,468
Oriental Watch Holdings, Ltd.	671,000	166,878
#*Overseas Chinese Town Asia Holdings, Ltd.	618,000	382,144
#Pacific Andes International Holdings, Ltd.	3,948,797	706,570
Pacific Basin Shipping, Ltd.	5,837,000	4,413,779
*Pacific Century Premium Developments, Ltd.	4,569,000	1,842,094
Pacific Textile Holdings, Ltd.	1,456,000	856,776
Paliburg Holdings, Ltd.	2,198,830	782,409
*Pan Asia Environmental Protection Group, Ltd.	1,034,432	258,944
Paul Y Engineering Group, Ltd.	75,692	6,295
PCCW, Ltd.	12,632,000	3,818,685
#*Peace Mark Holdings, Ltd.	2,738,022	—
*Pearl Oriental Innovation, Ltd.	640,000	118,381
*Pegasus International Holdings, Ltd.	226,000	38,681
#*PetroAsian Energy Holdings, Ltd.	7,092,000	1,137,341
#*Phoenix Satellite Television Holdings, Ltd.	2,164,000	534,769
Pico Far East Holdings, Ltd.	3,670,000	708,103
*PME Group, Ltd.	2,760,000	244,595
Pokfulam Development Co., Ltd.	234,000	210,781
*Polyard Petroleum International Group, Ltd.	234,000	7,025
Polytec Asset Holdings, Ltd.	4,333,526	843,166
*Premium Land, Ltd.	4,950,000	108,812
#Public Financial Holdings, Ltd.	1,848,000	967,707
#*PYI Corp., Ltd.	3,878,000	172,112
*Pyxis Group, Ltd.	1,936,000	53,118
*QPL International Holdings, Ltd.	1,354,000	81,448
Quality Healthcare Asia, Ltd.	478,995	277,784
Raymond Industrial, Ltd.	1,491,400	174,331
Regal Hotels International Holdings, Ltd.	2,253,800	852,585
*Rising Development Holdings, Ltd.	2,278,000	542,321
Rivera (Holdings), Ltd.	5,710,000	284,460
Road King Infrastructure, Ltd.	775,000	629,101
Roadshow Holdings, Ltd.	1,456,000	132,689
Royale Furniture Holdings, Ltd.	24,000	6,746
S.A.S. Dragon Holdings, Ltd.	1,440,000	379,736
#Sa Sa International Holdings, Ltd.	2,064,000	1,716,745
Safety Godown Co., Ltd.	408,000	230,915
*Samling Global, Ltd.	1,594,000	183,575
Samson Paper Holdings, Ltd.	666,000	71,964
*San Miguel Brewery Hong Kong, Ltd.	612,800	102,208
*Sanyuan Group, Ltd.	415,000	8,018
Sea Holdings, Ltd.	1,138,000	578,709
*SEEC Media Group, Ltd.	2,550,000	60,781
*Sewco International Holdings, Ltd.	1,652,000	214,975
#Shenyin Wanguo, Ltd.	1,212,500	568,240
*Shenzhen High-Tech Holdings, Ltd.	660,000	37,647
*Shougang Concord Century Holdings, Ltd.	3,988,000	518,882
*Shougang Concord Grand Group, Ltd.	2,451,000	239,917
*Shougang Concord Technology Holdings, Ltd.	4,107,809	296,806
Shui On Construction and Materials, Ltd.	576,000	833,690
*Shun Ho Resources Holdings, Ltd.	483,000	60,737
*Shun Ho Technology Holdings, Ltd.	1,037,452	110,454
*Shun Tak Holdings, Ltd.	2,547,941	1,491,180

1145

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Sing Tao News Corp, Ltd.	1,842,000	$355,298
*Singamas Container Holdings, Ltd.	4,976,000	891,427
*Sino Gas Group, Ltd.	2,610,000	135,935
*Sinocan Holdings, Ltd.	350,000	1,758
*Sino-Tech International Holdings, Ltd.	9,880,000	680,188
*Sinotel Technologies, Ltd.	400,000	130,327
*Skyfame Realty Holdings, Ltd.	2,737,750	—
Smartone Telecommunications Holdings, Ltd.	1,272,500	1,427,098
*SMI Publishing Group, Ltd.	250,511	484
Solomon Systech International, Ltd.	4,186,000	399,884
South China (China), Ltd.	5,620,000	400,115
South China Financial Holdings, Ltd.	4,872,000	79,105
Southeast Asia Properties & Finance, Ltd.	289,891	72,289
*Starlight International Holdings, Ltd.	1,903,792	83,454
#*Stella International Holdings, Ltd.	646,574	1,322,587
Styland Holdings, Ltd.	101,991	325
*Success Universe Group, Ltd.	5,560,000	233,740
Sun Hing Vision Group Holdings, Ltd.	358,000	158,860
#Sun Hung Kai & Co., Ltd.	624,000	636,074
*Sun Innovation Holdings, Ltd.	5,055,655	170,414
*Sunway International Holdings, Ltd.	866,000	35,640
*Superb Summit International Timber Co., Ltd.	2,401,600	108,262
*Sustainable Forest Holdings, Ltd.	3,682,500	361,320
SW Kingsway Capitol Holdings, Ltd.	4,650,000	135,148
Synergis Holdings, Ltd.	350,033	51,501
#*Tack Fat Group International, Ltd.	4,448,000	—
Tack Hsin Holdings, Ltd.	536,000	133,244
Tai Cheung Holdings, Ltd.	1,799,000	1,072,698
Tai Sang Land Development, Ltd.	576,984	234,891
*TaiFook Securities Group, Ltd.	1,141,899	811,542
Tak Sing Alliance Holdings, Ltd.	2,485,865	357,286
Tan Chong International, Ltd.	1,212,000	316,329
*TCC International Holdings, Ltd.	1,713,789	664,063
#Techtronic Industries Co., Ltd.	3,787,000	3,935,177
Television Broadcasts, Ltd.	198,000	949,812
*Termbray Industries International (Holdings), Ltd.	2,304,900	333,992
Tern Properties Co., Ltd.	61,200	26,039
*Texhong Textile Group, Ltd.	1,930,000	833,138
#Texwinca Holdings, Ltd.	1,976,000	2,110,826
*Tian Teck Land, Ltd.	1,076,000	844,226
*Titan Petrochemicals Group, Ltd.	10,160,000	1,005,530
*Tom Group, Ltd.	756,000	69,718
*Tomorrow International Holdings, Ltd.	3,471,420	230,526
Tongda Group Holdings, Ltd.	7,790,000	348,534
Top Form International, Ltd.	2,760,000	207,792
*Topsearch International (Holdings), Ltd.	3,860,000	199,773
Transport International Holdings, Ltd.	328,400	1,157,694
Tristate Holdings, Ltd.	188,000	47,054
*TSC Offshore Group, Ltd.	692,000	176,695
Tungtex (Holdings) Co., Ltd.	910,000	214,075
Tysan Holdings, Ltd.	1,040,773	159,426
#*United Laboratories, Ltd. (The)	950,000	1,091,508
*United Power Investment, Ltd.	6,488,000	273,013
*U-Right International Holdings, Ltd.	4,746,000	8,558
USI Holdings, Ltd.	1,937,331	590,358
*Value Convergence Holdings, Ltd.	388,000	163,529
*Value Partners Group, Ltd.	1,067,000	727,752
Van Shung Chong Holdings, Ltd.	2,205,335	266,547
*Vantage International Holdings, Ltd.	2,448,000	265,354
#Varitronix International, Ltd.	877,293	316,351
*Vedan International Holdings, Ltd.	3,144,000	389,973

1146

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Veeko International Holdings, Ltd.	1,532,981	$51,706
Victory City International Holdings, Ltd.	2,759,185	636,863
*Vision Tech International Holdings, Ltd.	3,000,000	190,715
*Vision Values Holdings, Ltd.	28,140	22,127
*Vital Biotech Holdings, Ltd.	470,000	18,744
#Vitasoy International Holdings, Ltd.	3,457,000	2,628,181
*Vongroup, Ltd.	10,865,000	225,157
*VST Holdings, Ltd.	1,938,000	706,316
#Vtech Holdings, Ltd.	120,000	1,341,550
Wah Ha Realty Co., Ltd.	278,600	92,096
*Wah Nam International Holdings, Ltd.	760,000	130,746
*Wai Kee Holdings, Ltd.	8,176,738	2,001,677
*Wai Yuen Tong Medicine Holdings, Ltd.	9,694,095	69,376
Wang On Group, Ltd.	42,175	957
*Warderly International Holdings, Ltd.	520,000	32,148
Water Oasis Group, Ltd.	1,148,000	278,933
Wheelock Properties, Ltd.	1,835,000	2,959,649
*Win Hanverky Holdings, Ltd.	1,432,000	221,423
*Winfoong International, Ltd.	1,331,000	37,179
Wing On Co. International, Ltd.	785,000	1,251,809
Winteam Pharmaceutical Group, Ltd.	3,306,000	463,125
Wong’s International (Holdings), Ltd.	737,641	97,020
*Wong’s Kong King International (Holdings), Ltd.	120,000	11,803
#Xinyi Glass Holding Co., Ltd.	2,212,000	1,900,277
Y. T. Realty Group, Ltd.	865,000	163,672
Yangtzekiang Garment, Ltd.	607,500	124,238
Yau Lee Holdings, Ltd.	534,000	88,536
YGM Trading, Ltd.	284,000	328,196
*Yueshou Environmental Holdings, Ltd.	510,800	9,447
*Yugang International, Ltd.	96,156,000	1,049,834
*Yunnan Enterprises Holdings, Ltd.	240,000	24,941
*ZZNode Technologies Co., Ltd.	696,000	153,125

TOTAL HONG KONG		207,376,214

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	4,051
*Rekapacific Berhad	473,000	—

TOTAL MALAYSIA		4,051

NEW ZEALAND — (5.1%)
Abano Healthcare Group, Ltd.	35,022	138,702
*AFFCO Holdings, Ltd.	1,806,887	488,553
Air New Zealand, Ltd.	1,365,460	1,345,106
Auckland International Airport, Ltd.	1,320,701	1,920,161
Cavalier Corp., Ltd.	283,674	579,409
*CDL Investments (New Zealand), Ltd.	395,965	86,115
Colonial Motor Co., Ltd.	148,846	241,813
Ebos Group, Ltd.	165,517	780,654
*Fisher & Paykel Appliances Holdings, Ltd.	2,945,492	1,368,710
Fisher & Paykel Healthcare Corp., Ltd.	2,409,822	6,153,780
#Freightways, Ltd.	733,361	1,690,201
#Hallenstein Glasson Holdings, Ltd.	242,461	622,768
*Hellaby Holdings, Ltd.	241,363	294,318
Horizon Energy Distribution, Ltd.	40,420	106,500
Infratil, Ltd.	2,058,468	2,563,063
Mainfreight, Ltd.	378,330	1,791,703
Methven, Ltd.	70,490	79,691
Michael Hill International, Ltd.	1,534,152	810,941
Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	472,699
New Zealand Exchange, Ltd.	285,516	373,263
*New Zealand Oil & Gas, Ltd.	1,729,680	1,942,770

1147

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
#*New Zealand Refining Co., Ltd.	600,961	$1,632,363
Northland Port Corp. (New Zealand), Ltd.	219,997	275,036
#Nuplex Industries, Ltd.	932,646	2,276,569
*Pike River Coal, Ltd.	186,615	151,816
Port of Tauranga, Ltd.	528,512	2,684,909
*ProvencoCadmus, Ltd.	524,201	—
#Pumpkin Patch, Ltd.	606,913	984,789
#*Pyne Gould Guinness, Ltd.	1,576,514	608,959
*Rakon, Ltd.	52,061	39,889
#Restaurant Brands New Zealand, Ltd.	369,175	625,850
*Richina Pacific, Ltd.	274,180	71,744
*Rubicon, Ltd.	1,113,829	775,909
#Ryman Healthcare, Ltd.	1,770,849	2,758,435
Sanford, Ltd.	406,528	1,268,579
Scott Technology, Ltd.	25,932	24,503
*Seafresh Fisheries, Ltd.	80,520	1,639
Skellerup Holdings, Ltd.	263,479	130,255
Sky City Entertainment Group, Ltd.	2,535,089	5,794,428
Sky Network Television, Ltd.	353,065	1,286,874
South Port (New Zealand), Ltd.	30,744	58,324
#Steel & Tube Holdings, Ltd.	394,859	754,171
*Tenon, Ltd.	19,132	13,536
Tourism Holdings, Ltd.	274,867	185,509
Tower, Ltd.	782,696	1,138,062
TrustPower, Ltd.	9,620	51,708
Vector, Ltd.	348,331	543,156
Warehouse Group, Ltd.	494,919	1,349,622

TOTAL NEW ZEALAND		49,337,554

SINGAPORE — (11.9%)
*Abterra, Ltd.	270,000	12,511
*Addvalue Technologies, Ltd.	1,043,000	29,849
Advanced Holdings, Ltd.	691,000	161,034
Allgreen Properties, Ltd.	2,604,000	2,373,715
Aqua-Terra Supply Co., Ltd.	641,000	178,353
#Armstrong Industrial Corp., Ltd.	1,340,000	374,431
#*Asia Environment Holdings, Ltd.	528,793	66,538
*Asia Food & Properties, Ltd.	1,360,000	618,460
*Asia-Pacific Strategic Investments, Ltd.	1,410	211
#*ASL Marine Holdings, Ltd.	497,000	333,452
A-Sonic Aerospace, Ltd.	564,996	30,285
*Ausgroup, Ltd.	192,000	83,713
*Baker Technology, Ltd.	583,000	213,773
*Ban Joo & Co., Ltd.	1,466,000	41,578
*Banyan Tree Holdings, Ltd.	585,000	339,012
Best World International, Ltd.	307,500	84,498
*Beyonics Technology, Ltd.	6,999,300	1,281,254
*BH Global Marine, Ltd.	59,000	13,949
Bonvests Holdings, Ltd.	990,000	716,666
*Breadtalk Group, Ltd.	150,800	68,868
#*Broadway Industrial Group, Ltd.	461,000	409,609
Brothers (Holdings), Ltd.	504,628	55,014
#Bukit Sembawang Estates, Ltd.	374,003	1,305,802
CEI Contract Manufacturing, Ltd.	432,000	37,352
#Cerebos Pacific, Ltd.	528,000	1,441,185
CH Offshore, Ltd.	1,393,400	667,937
*Changjiang Fertilizer Holdings, Ltd.	515	94
Chemical Industries (Far East), Ltd.	105,910	39,031
#China Aviation Oil Singapore Corp., Ltd.	300,000	351,741
*China Dairy Group, Ltd.	1,502,000	183,491
*China Energy, Ltd.	3,110,000	455,910

1148

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
China Merchants Holdings Pacific, Ltd.	809,000	$422,102
#*China XLX Fertiliser, Ltd.	100,000	42,746
Chip Eng Seng Corp., Ltd.	1,612,800	474,157
Chosen Holdings, Ltd.	1,202,000	116,226
*Chuan Hup Holdings, Ltd.	3,967,000	844,841
*Chuan Soon Huat Industrial Group, Ltd.	614,000	—
*Compact Metal Industries, Ltd.	643,000	4,692
#Cosco Corp Singapore, Ltd.	2,178,000	2,723,088
#Creative Technology Co., Ltd.	257,350	961,179
CSC Holdings, Ltd.	1,829,000	223,430
#CSE Global, Ltd.	1,854,000	1,406,882
#CWT, Ltd.	1,027,700	720,222
#*Delong Holdings, Ltd.	1,287,000	455,181
*Digiland International, Ltd.	11,763,000	42,914
*Eagle Brand Holdings, Ltd.	14,387,000	782,134
*Eastern Asia Technology, Ltd.	1,034,000	89,393
*Ellipsiz, Ltd.	123,000	13,631
Engro Corp., Ltd.	354,000	273,234
*Enviro-Hub Holdings, Ltd.	1,445,666	109,564
Eu Yan Sang International, Ltd.	213,000	91,356
*Eucon Holdings, Ltd.	3,096,000	86,793
#*Ezion Holdings, Ltd.	1,092,000	549,247
#Ezra Holdings, Ltd.	1,355,000	2,024,281
F.J. Benjamin Holdings, Ltd.	1,095,000	267,281
Federal International (2000), Ltd.	985,500	130,540
#*First Resources, Ltd.	2,110,000	1,693,824
Food Empire Holdings, Ltd.	1,094,400	296,830
Fragrance Group, Ltd.	41,000	16,745
*Freight Links Express Holdings, Ltd.	3,893,000	154,123
*Fu Yu Corp., Ltd.	3,955,750	329,709
#*Gallant Venture, Ltd.	1,310,000	256,329
GK Goh Holdings, Ltd.	1,463,000	662,827
*Global Yellow Pages, Ltd.	299,000	35,743
#Goodpack, Ltd.	1,091,000	1,327,528
GP Batteries International, Ltd.	356,000	490,453
GP Industries, Ltd.	2,872,209	1,052,980
*Grand Banks Yachts, Ltd.	250,000	84,379
#Guocoland, Ltd.	495,500	839,438
*Healthway Medical Corp., Ltd.	1,236,000	138,409
Hersing Corp., Ltd.	1,285,000	295,438
Hiap Seng Engineering, Ltd.	328,000	163,686
Hi-P International, Ltd.	1,152,000	562,409
Ho Bee Investment, Ltd.	945,000	1,136,887
*Hong Fok Corp., Ltd.	2,796,700	1,244,054
Hong Leong Asia, Ltd.	604,000	2,094,085
Hotel Grand Central, Ltd.	1,060,514	656,814
#Hotel Properties, Ltd.	1,404,400	2,335,584
Hour Glass, Ltd.	622,744	369,892
HTL International Holdings, Ltd.	1,063,843	623,881
*Huan Hsin Holdings, Ltd.	1,138,400	280,742
*HupSteel, Ltd.	1,572,875	300,189
Hwa Hong Corp., Ltd.	2,279,000	981,833
#Hyflux, Ltd.	1,230,000	3,087,681
IDT Holdings, Ltd.	693,000	228,975
IFS Capital, Ltd.	382,800	170,853
*Indofood Agri Resources, Ltd.	651,000	1,114,496
*Informatics Education, Ltd.	1,339,000	66,128
#InnoTek, Ltd.	613,000	273,206
*Intraco, Ltd.	607,500	151,197
IPC Corp., Ltd.	761,000	81,735
Isetan (Singapore), Ltd.	122,500	305,549

1149

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Jadason Enterprises, Ltd.	728,000	$54,449
*Jasper Investments, Ltd.	90,680	7,120
#Jaya Holdings, Ltd.	1,530,000	845,201
#*Jiutian Chemical Group, Ltd.	681,000	50,906
*JK Yaming International Holdings, Ltd.	907,000	284,617
#*Jurong Technologies Industrial Corp., Ltd.	2,227,680	40,642
K1 Ventures, Ltd.	3,349,500	401,968
#Keppel Telecommunications & Transportation, Ltd.	1,511,600	1,504,235
Khong Guan Flour Milling, Ltd.	38,000	39,255
Kian Ann Engineering, Ltd.	1,302,000	165,897
Kian Ho Bearings, Ltd.	781,500	91,796
Kim Eng Holdings, Ltd.	1,308,620	1,950,036
Koh Brothers Group, Ltd.	1,312,000	236,088
#KS Energy Services, Ltd.	498,000	496,173
Lafe Corp., Ltd.	1,234,800	75,965
*LanTroVision (S), Ltd.	5,028,750	107,352
LC Development, Ltd.	2,041,254	278,749
Lee Kim Tah Holdings, Ltd.	1,600,000	584,654
*Lion Asiapac, Ltd.	473,000	93,989
Low Keng Huat Singapore, Ltd.	1,834,000	620,733
Lum Chang Holdings, Ltd.	1,042,030	227,786
M1, Ltd.	1,794,000	2,782,871
*Manhattan Resources, Ltd.	668,000	257,233
*Manufacturing Integration Technology, Ltd.	284,000	27,604
#*Marco Polo Marine, Ltd.	73,000	23,454
*Mediaring.Com, Ltd.	3,161,500	542,628
Memtech International, Ltd.	1,322,000	129,114
Metro Holdings, Ltd.	1,675,160	1,016,868
#Midas Holdings, Ltd.	1,530,000	1,155,401
*Mirach Energy, Ltd.	460,000	29,477
Miyoshi Precision, Ltd.	353,500	39,290
*Multi-Chem, Ltd.	1,263,000	147,471
Nera Telecommunications, Ltd.	1,125,000	310,202
New Toyo International Holdings, Ltd.	1,015,000	193,362
NSL, Ltd.	414,000	472,245
#*Oceanus Group, Ltd.	1,814,000	507,999
*Orchard Parade Holdings, Ltd.	956,022	776,167
#*OSIM International, Ltd.	964,000	587,271
Ossia International, Ltd.	627,554	59,550
#*Otto Marine, Ltd.	116,000	40,102
#*Overseas Union Enterprise, Ltd.	86,000	1,074,451
Pan Pacific Hotels Group, Ltd.	1,687,500	1,912,860
Pan-United Corp., Ltd.	2,006,000	745,829
*Parkway Holdings, Ltd.	1,326,133	3,246,049
PCI, Ltd.	595,000	197,255
*Penguin International, Ltd.	400,000	43,198
Pertama Holdings, Ltd.	459,750	117,429
#Petra Foods, Ltd.	881,000	735,667
Popular Holdings, Ltd.	2,763,650	319,073
*PSC Corp., Ltd.	1,823,419	416,891
QAF, Ltd.	881,000	473,442
Qian Hu Corp., Ltd.	674,600	68,257
#Raffles Education Corp., Ltd.	3,843,781	1,021,971
*Raffles Medical Group, Ltd.	450,000	562,001
Rotary Engineering, Ltd.	1,108,600	825,184
San Teh, Ltd.	1,006,087	245,046
SBS Transit, Ltd.	953,500	1,302,706
*SC Global Developments, Ltd.	42,000	52,230
*Seroja Investments, Ltd.	17,767	6,344
Sim Lian Group, Ltd.	1,380,000	522,054
*Sing Holdings, Ltd.	36,666	9,843

1150

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Sing Investments & Finance, Ltd.	198,450	$232,303
Singapore Airport Terminal Services, Ltd.	117,000	238,156
Singapore Land, Ltd.	148,000	724,861
Singapore Post, Ltd.	3,567,900	2,823,066
Singapore Reinsurance Corp., Ltd.	1,514,530	282,434
Singapore Shipping Corp., Ltd.	1,689,000	358,007
Singapura Finance, Ltd.	174,062	189,987
Sinwa, Ltd.	259,000	72,505
SMB United, Ltd.	1,224,000	276,827
SMRT Corp, Ltd.	1,421,000	2,359,255
*Soilbuild Group Holdings, Ltd.	107,000	115,043
#*Sound Global, Ltd.	1,378,000	893,244
SSH Corp., Ltd.	1,307,000	268,813
Stamford Land Corp., Ltd.	2,803,000	1,073,373
Straco Corp., Ltd.	130,000	12,333
Straits Asia Resources, Ltd.	1,380,000	2,022,027
*Sunningdale Tech, Ltd.	2,420,000	442,025
*Super Coffeemix Manufacturing, Ltd.	279,000	173,923
Superbowl Holdings, Ltd.	522,000	80,563
Superior Multi-Packaging, Ltd.	413,500	34,385
#*Swiber Holdings, Ltd.	801,000	659,993
#Tat Hong Holdings, Ltd.	1,054,800	829,339
*Thakral Corp., Ltd.	6,028,000	346,112
*Thomson Medical Centre, Ltd.	22,000	11,158
*Tiong Woon Corp. Holding, Ltd.	969,000	361,421
*Transcu Group, Ltd.	1,885,000	169,720
Trek 2000 International, Ltd.	984,000	232,372
UMS Holdings, Ltd.	841,000	147,808
#United Engineers, Ltd.	577,666	1,076,751
*United Envirotech, Ltd.	352,000	78,023
United Industrial Corp., Ltd.	441,000	667,323
United Overseas Insurance, Ltd.	188,250	453,213
UOB-Kay Hian Holdings, Ltd.	1,478,400	1,884,261
UOL Group, Ltd.	774,000	2,148,447
Venture Corp., Ltd.	678,000	4,850,273
Vicom, Ltd.	120,000	232,377
WBL Corp., Ltd.	600,000	2,136,113
#Wheelock Properties, Ltd.	1,207,000	1,698,087
Wing Tai Holdings, Ltd.	1,619,000	2,126,035
Xpress Holdings, Ltd.	3,079,000	178,418
*YHI International, Ltd.	1,174,000	232,063
*Yoma Strategic Holdings, Ltd.	132,000	8,115
Yongnam Holdings, Ltd.	1,970,000	388,185

TOTAL SINGAPORE		113,471,498

TOTAL COMMON STOCKS		806,811,170

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
Village Roadshow, Ltd. Series A	334,417	786,083

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Apex Minerals NL Warrants 11/09/12	189,579	877
*Havilah Resources NL Warrants 04/30/10	2,017	19
*IDT Australia, Ltd. Options 03/11/11	8,220	—
*Samson Oil & Gas, Ltd. Warrants 12/31/12	306,678	6,243

TOTAL AUSTRALIA		7,139

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	158,328
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	191,400	—

1151

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Lippo, Ltd. Warrants 07/04/11	82,470	$1,338
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	641,359	13,465
*South China (China), Ltd. Rights 09/06/10	1,124,000	20,847

TOTAL HONG KONG		193,978

SINGAPORE — (0.0%)
*Goodpack, Ltd. Warrants 11/30/12	218,200	162,420
*Qian Hu Corp., Ltd. Rights 09/19/10	104,100	7,977

TOTAL SINGAPORE		170,397

TOTAL RIGHTS/WARRANTS		371,514

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,425,000 FNMA 1.213%(v), 11/25/39, valued at $8,111,756) to be repurchased at $7,990,127	$7,990	7,990,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.8%)
§@DFA Short Term Investment Fund	140,583,847	140,583,847
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $545,948) to be repurchased at $538,975	$539	538,967

TOTAL SECURITIES LENDING COLLATERAL		141,122,814

TOTAL INVESTMENTS — (100.0%) (Cost $820,790,134)		$957,081,581

1152

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (96.8%)
Consumer Discretionary — (20.1%)
4imprint Group P.L.C.	96,735	$323,074
Aegis Group P.L.C.	3,149,142	6,256,389
*Aga Rangemaster Group P.L.C.	288,143	488,627
*Arena Leisure P.L.C.	1,372,024	632,657
*Barratt Developments P.L.C.	1,104,628	2,090,489
Bellway P.L.C.	420,170	4,823,667
*Berkeley Group Holdings P.L.C. (The)	320,225	4,065,621
Bloomsbury Publishing P.L.C.	271,841	461,861
*Bovis Homes Group P.L.C.	474,842	3,080,844
Burberry Group P.L.C.	277,987	2,847,140
Carpetright P.L.C.	167,232	2,209,248
*Carphone Warehouse Group P.L.C.	506,951	1,498,972
Centaur Media P.L.C.	556,967	430,960
Chime Communications P.L.C.	210,455	641,665
*Chrysalis Group P.L.C.	107,232	167,458
Churchill China P.L.C.	30,000	129,179
*Cineworld Group P.L.C.	3,286	9,918
*Clinton Cards P.L.C.	740,506	481,705
*Cosalt P.L.C.	648,218	72,398
Daily Mail & General Trust P.L.C. Series A	636,483	5,034,097
#*Debenhams P.L.C.	2,383,809	2,599,835
Dignity P.L.C.	250,732	2,443,194
Domino’s Pizza UK & IRL P.L.C.	28,654	152,218
*DSG International P.L.C.	10,089,373	5,076,384
Dunelm Group P.L.C.	38,882	229,792
eaga P.L.C.	140,286	285,436
*Enterprise Inns P.L.C.	631,252	1,231,939
Euromoney Institutional Investor P.L.C.	305,085	2,398,270
#*Findel P.L.C.	1,283,962	469,536
*Forminster P.L.C.	43,333	2,486
French Connection Group P.L.C.	373,475	221,134
Fuller Smith & Turner P.L.C.	129,026	1,081,716
Future P.L.C.	1,324,863	319,271
*Galiform P.L.C.	521,046	636,113
Game Group P.L.C.	1,441,697	2,098,333
*Games Workshop Group P.L.C.	101,889	572,555
*GKN P.L.C.	2,194,352	4,552,497
Greene King P.L.C.	716,652	4,973,460
Halfords Group P.L.C.	752,842	5,831,598
Haynes Publishing Group P.L.C.	14,703	57,109
Headlam Group P.L.C.	330,383	1,548,327
Henry Boot P.L.C.	426,786	621,427
#HMV Group P.L.C.	1,545,882	1,698,313
Holidaybreak P.L.C.	206,890	852,051
*Hornby P.L.C.	154,220	319,020
Huntsworth P.L.C.	795,153	875,208
*Inchcape P.L.C.	8,805,581	4,610,697
Informa P.L.C.	1,449,124	8,746,402
*ITV P.L.C.	4,062,806	4,167,805
J.D. Wetherspoon P.L.C.	437,012	3,612,050
JD Sports Fashion P.L.C.	120,013	1,496,193
*JJB Sports P.L.C.	1,351,785	479,504
John Menzies P.L.C.	244,534	1,412,202
*Johnston Press P.L.C.	417,147	210,657
Kesa Electricals P.L.C.	1,982,633	3,767,377
Ladbrokes P.L.C.	1,230,403	2,923,485
Laura Ashley Holdings P.L.C.	2,800,394	640,465
*Lookers P.L.C.	1,037,969	953,347

1153

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
*Luminar Group Holdings P.L.C.	347,909	$233,232
#*Manganese Bronze Holdings P.L.C.	68,818	69,652
Marston’s P.L.C.	1,367,965	2,119,923
*Mecom Group P.L.C.	5,379	19,015
Millennium & Copthorne Hotels P.L.C.	609,888	4,395,587
*Mitchells & Butlers P.L.C.	289,228	1,445,031
Mothercare P.L.C.	324,479	2,845,700
N Brown Group P.L.C.	828,543	3,462,868
Pace P.L.C.	772,437	2,180,475
*PartyGaming P.L.C.	313,201	1,469,168
*Pendragon P.L.C.	2,285,154	1,166,106
*Persimmon P.L.C.	700,629	5,094,528
#Pinewood Shepperton P.L.C.	182,105	394,027
*Punch Taverns P.L.C.	591,433	801,761
Rank Group P.L.C.	915,711	1,700,025
*Redrow P.L.C.	626,857	1,427,092
Restaurant Group P.L.C.	732,507	2,720,972
Rightmove P.L.C.	261,219	2,779,308
Smiths News P.L.C.	674,129	1,267,505
*Sportech P.L.C.	329,794	249,493
Sports Direct International P.L.C.	456,794	783,141
St. Ives Group P.L.C.	436,379	422,351
*Stylo P.L.C.	64,096	4,658
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
*Taylor Wimpey P.L.C.	4,792,351	2,964,119
Ted Baker P.L.C.	149,926	1,217,127
Thomas Cook Group P.L.C.	440,885	1,672,500
*Topps Tiles P.L.C.	726,666	643,223
*Trinity Mirror P.L.C.	200,450	477,900
United Business Media P.L.C.	864,643	7,299,365
UTV Media P.L.C.	217,432	423,537
Vitec Group P.L.C. (The)	160,303	1,003,355
*Wagon P.L.C.	237,979	4,552
WH Smith P.L.C.	588,205	4,512,145
Whitbread P.L.C.	137,647	3,216,706
William Hill P.L.C.	1,342,849	4,195,883
Wilmington Group P.L.C.	346,234	770,549
*Yell Group P.L.C.	2,802,460	2,328,884

Total Consumer Discretionary		177,694,838

Consumer Staples — (4.0%)
A.G. Barr P.L.C.	128,572	1,829,399
Anglo-Eastern Plantations P.L.C.	108,153	931,549
Britvic P.L.C.	621,890	4,557,950
Cranswick P.L.C.	174,592	2,129,449
#Dairy Crest Group P.L.C.	520,119	2,845,514
Devro P.L.C.	605,749	1,580,202
*European Home Retail P.L.C.	109,256	—
Greggs P.L.C.	371,068	2,725,304
McBride P.L.C.	776,269	2,215,584
Northern Foods P.L.C.	1,842,840	1,540,761
*Premier Foods P.L.C.	4,876,073	1,949,987
PZ Cussons P.L.C.	1,298,024	5,394,895
R.E.A. Holdings P.L.C.	49,233	376,216
Robert Wiseman Dairies P.L.C.	221,312	1,580,040
Tate & Lyle P.L.C.	662,884	4,614,639
Thorntons P.L.C.	313,060	486,066
*Uniq P.L.C.	416,368	122,307
Young & Co.’s Brewery P.L.C.	40,000	244,809
Young & Co.’s Brewery P.L.C. Series A	20,936	168,211

Total Consumer Staples		35,292,882

1154

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (4.4%)
Anglo Pacific Group P.L.C.	426,647	$1,584,996
*Dana Petroleum P.L.C.	333,328	6,146,559
*Fortune Oil P.L.C.	5,889,851	685,641
*Hardy Oil & Gas P.L.C.	49,802	156,156
#*Heritage Oil P.L.C.	333,874	2,310,344
Hunting P.L.C.	439,386	3,783,857
#James Fisher & Sons P.L.C.	170,822	1,100,391
JKX Oil & Gas P.L.C.	431,945	1,720,753
John Wood Group P.L.C.	872,904	4,916,855
*Lamprell P.L.C.	100,437	362,050
Melrose Resources P.L.C.	336,039	1,534,893
*Premier Oil P.L.C.	335,099	6,489,572
*Salamander Energy P.L.C.	287,546	1,098,741
*Soco International P.L.C.	223,095	5,549,243
*UK Coal P.L.C.	889,073	713,859
Wellstream Holdings P.L.C.	125,733	1,148,145

Total Energy		39,302,055

Financials — (12.3%)
Aberdeen Asset Management P.L.C.	2,558,118	5,371,881
Amlin P.L.C.	1,063,929	6,087,386
Arbuthnot Banking Group P.L.C.	67,329	417,842
Ashmore Group P.L.C.	419,900	1,694,857
*BCB Holdings, Ltd.	5,979	10,554
Beazley P.L.C.	1,047,415	1,816,882
BlueBay Asset Management P.L.C.	154,645	882,390
Brewin Dolphin Holdings P.L.C.	870,024	1,901,621
Brit Insurance Holdings NV	322,309	3,906,598
*Capital & Regional P.L.C.	814,788	434,429
Catlin Group, Ltd. P.L.C.	977,375	5,257,079
Charles Stanley Group P.L.C.	123,753	482,990
Charles Taylor Consulting P.L.C.	139,215	509,247
*Chaucer Holdings P.L.C.	119,077	90,406
Chesnara P.L.C.	200,658	687,224
Close Brothers Group P.L.C.	481,680	5,361,460
Collins Stewart P.L.C.	120,393	172,343
Daejan Holdings P.L.C.	36,156	1,286,212
Development Securities P.L.C.	322,788	1,276,845
*DTZ Holdings P.L.C.	224,770	238,129
Evolution Group P.L.C.	1,028,900	1,811,654
F&C Asset Management P.L.C.	572,530	575,633
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	12,569
Hardy Underwriting Group P.L.C.	153,854	609,201
Hargreaves Lansdown P.L.C.	451,151	2,430,312
Helical Bar P.L.C.	373,868	1,914,770
#Henderson Group P.L.C.	2,936,019	6,558,889
Hiscox, Ltd. P.L.C.	1,517,006	7,723,171
IG Group Holdings P.L.C.	1,241,907	7,701,442
*Industrial & Commercial Holdings P.L.C.	5,000	115
Intermediate Capital Group P.L.C.	753,943	3,246,639
International Personal Finance P.L.C.	930,623	3,836,840
*IP Group P.L.C.	250,011	160,323
Jardine Lloyd Thompson Group P.L.C.	603,449	5,112,633
Lancashire Holdings, Ltd. P.L.C.	131,810	934,643
Liontrust Asset Management P.L.C.	129,935	200,488
London Stock Exchange Group P.L.C.	98,298	1,022,620
LSL Property Services P.L.C.	134,125	602,042
*MWB Group Holdings P.L.C.	379,622	249,134
Novae Group P.L.C.	234,907	1,110,448
Park Group P.L.C.	166,600	51,929

1155

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Provident Financial P.L.C.	461,410	$5,894,440
*Puma Brandenburg, Ltd. (B61F3J5)	1,193,004	26,527
*Puma Brandenburg, Ltd. (B62NCQ8)	1,193,004	26,527
*Quintain Estates & Development P.L.C.	318,342	272,011
Rathbone Brothers P.L.C.	159,131	2,252,213
Rensburg Sheppards P.L.C.	168,448	2,163,235
*Resolution, Ltd. P.L.C.	1,762,316	1,962,606
*Rutland Trust P.L.C.	85,288	—
S&U P.L.C.	21,140	178,014
Savills P.L.C.	501,321	2,614,274
*Shellproof, Ltd.	1,156	531
*Shore Capital Group, Ltd. P.L.C.	1,193,004	631,357
St. James's Place P.L.C.	718,698	2,893,253
*St. Modwen Properties P.L.C.	591,267	1,561,141
Tullett Prebon P.L.C.	757,461	4,050,672
*Unite Group P.L.C.	192,038	641,217

Total Financials		108,919,888

Health Care — (2.8%)
#*Alizyme P.L.C.	660,805	40,443
*Antisoma P.L.C.	2,024,536	214,181
*Ark Therapeutics Group P.L.C.	638,344	99,718
*Assura Group, Ltd. P.L.C.	48,153	31,261
*Axis-Shield P.L.C.	223,338	1,471,130
#Biocompatibles International P.L.C.	147,081	527,917
Bioquell P.L.C.	90,893	194,440
*BTG P.L.C.	730,460	1,962,989
Consort Medical P.L.C.	116,271	647,843
Corin Group P.L.C.	126,637	128,683
Dechra Pharmaceuticals P.L.C.	201,204	1,407,718
Genus P.L.C.	157,057	1,756,901
Hikma Pharmaceuticals P.L.C.	430,418	4,114,136
Nestor Healthcare Group P.L.C.	443,850	373,654
*Oxford Biomedica P.L.C.	2,123,042	295,622
*Prostrakan Group P.L.C.	38,359	48,605
*Renovo Group P.L.C.	95,255	34,930
*SkyePharma P.L.C.	55,765	39,287
*Southern Cross Healthcare, Ltd. P.L.C.	195,059	232,142
SSL International P.L.C.	753,239	9,868,934
Synergy Health P.L.C.	28,214	264,336
*Vectura Group P.L.C.	1,085,207	588,487
*William Ransom & Son P.L.C.	30,000	3,252

Total Health Care		24,346,609

Industrials — (33.4%)
*AEA Technology P.L.C.	539,970	180,788
Aggreko P.L.C.	611,546	11,391,474
Air Partner P.L.C.	37,086	220,594
Alumasc Group P.L.C.	124,366	194,354
Arriva P.L.C.	655,941	7,642,321
Ashtead Group P.L.C.	1,976,882	3,568,074
Atkins WS P.L.C.	425,663	4,605,716
*Autologic Holdings P.L.C.	96,590	47,292
*Avis Europe P.L.C.	197,823	111,337
#Babcock International Group P.L.C.	811,461	7,236,430
Balfour Beatty P.L.C.	1,171,181	4,957,207
BBA Aviation P.L.C.	1,221,985	3,866,531
Bodycote P.L.C.	722,295	2,448,240
Braemar Shipping Services P.L.C.	81,108	576,428
#Brammer P.L.C.	185,266	427,078
#*British Airways P.L.C.	92,560	320,915

1156

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
BSS Group P.L.C.	489,152	$2,300,268
Camellia P.L.C.	2,437	261,130
Carillion P.L.C.	1,523,518	7,955,304
Carr's Milling Industries P.L.C.	35,330	278,515
Castings P.L.C.	162,757	484,302
Charter International P.L.C.	614,873	7,549,495
Chemring Group P.L.C.	128,869	7,180,111
Chloride Group P.L.C.	1,025,093	4,694,066
Clarkson P.L.C.	64,187	929,240
Communisis P.L.C.	561,133	197,931
Connaught P.L.C.	319,006	1,469,478
*Cookson Group P.L.C.	590,828	5,063,448
#Costain Group P.L.C.	1,269,584	464,494
*Danka Business Systems P.L.C.	1,029,605	31,980
Davis Service Group P.L.C.	670,430	4,389,461
De la Rue P.L.C.	387,017	5,391,296
Dewhurst P.L.C.	9,000	35,115
*easyJet P.L.C.	548,462	3,941,594
Eleco P.L.C.	80,000	34,244
Fenner P.L.C.	671,987	2,194,868
Firstgroup P.L.C.	776,056	4,509,810
Forth Ports P.L.C.	175,092	3,601,059
*Fortress Holdings P.L.C.	120,728	—
Galliford Try P.L.C.	143,429	824,227
Go-Ahead Group P.L.C.	164,629	3,556,524
#Hampson Industries P.L.C.	591,932	453,860
Hays P.L.C.	4,680,905	7,955,413
#*Helphire P.L.C.	1,050,597	830,743
Hogg Robinson Group P.L.C.	103,893	49,072
Homeserve P.L.C.	220,105	6,706,453
Hyder Consulting P.L.C.	168,297	677,588
IMI P.L.C.	1,191,221	12,953,350
*Impellam Group P.L.C.	35,258	36,644
Interserve P.L.C.	498,625	1,682,168
Intertek Group P.L.C.	539,854	12,260,610
Invensys P.L.C.	472,034	2,430,994
ITE Group P.L.C.	1,009,264	2,327,527
J. Smart & Co. (Contractors) P.L.C.	22,500	156,855
Keller Group P.L.C.	262,639	2,909,175
Kier Group P.L.C.	137,718	2,392,749
Latchways P.L.C.	41,288	453,280
Lavendon Group P.L.C.	460,763	630,861
Lincat Group P.L.C.	14,452	119,933
Low & Bonar P.L.C.	763,541	372,676
Management Consulting Group P.L.C.	1,026,246	374,054
*Mears Group P.L.C.	33,654	161,858
Meggitt P.L.C.	1,630,199	7,757,004
Melrose P.L.C.	1,121,380	4,074,911
Michael Page International P.L.C.	1,235,568	8,036,307
Mitie Group P.L.C.	1,208,230	4,310,784
MJ Gleeson Group P.L.C.	195,875	376,740
Morgan Crucible Co. P.L.C.	1,144,879	3,729,463
Morgan Sindall P.L.C.	161,485	1,398,174
Mouchel Group P.L.C.	469,006	1,403,892
MS International P.L.C.	50,000	159,963
National Express Group P.L.C.	636,808	2,324,661
*Northgate P.L.C.	313,859	1,009,247
PayPoint P.L.C.	87,805	416,652
PV Crystalox Solar P.L.C.	597,857	447,258
Qinetiq P.L.C.	2,172,472	4,231,431
Regus P.L.C.	3,178,152	5,594,804

1157

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*Rentokil Initial P.L.C.	2,130,507	$4,132,036
Ricardo P.L.C.	217,815	1,000,633
*Richmond Oil & Gas P.L.C.	220,000	—
Robert Walters P.L.C.	387,999	1,372,285
ROK P.L.C.	723,316	387,350
RPS Group P.L.C.	788,615	2,734,720
Scott Wilson Group P.L.C.	83,704	135,814
Senior P.L.C.	1,671,692	2,944,863
Severfield-Rowen P.L.C.	351,952	1,175,056
Shanks Group P.L.C.	1,642,693	2,589,726
*SIG P.L.C.	1,366,866	2,749,210
Speedy Hire P.L.C.	178,122	95,721
Spice P.L.C.	4,494	2,842
Spirax-Sarco Engineering P.L.C.	301,608	7,095,437
Stagecoach Group P.L.C.	1,116,524	3,354,614
Sthree P.L.C.	299,337	1,666,275
#T Clarke P.L.C.	148,717	333,627
Tarsus Group P.L.C.	212,372	396,050
Tomkins P.L.C.	3,282,427	12,417,818
*Travis Perkins P.L.C.	482,448	6,231,047
Tribal Group P.L.C.	132,810	150,822
*Trifast P.L.C.	359,985	174,997
UK Mail Group P.L.C.	198,089	1,037,866
Ultra Electronics Holdings P.L.C.	267,145	6,307,382
Umeco P.L.C.	196,406	1,081,870
#*Volex Group P.L.C.	229,354	493,339
Vp P.L.C.	167,463	507,196
#VT Group P.L.C.	677,021	7,707,937
Weir Group P.L.C. (The)	479,090	7,192,192
Wincanton P.L.C.	479,763	1,723,612
WSP Group P.L.C.	262,651	1,404,215
XP Power, Ltd. P.L.C.	73,546	629,634

Total Industrials		295,566,079

Information Technology — (13.2%)
Acal P.L.C.	104,729	295,727
Alphameric P.L.C.	127,141	53,537
#*Alterian P.L.C.	179,139	467,033
Anite P.L.C.	1,166,924	601,165
ARM Holdings P.L.C.	4,777,637	18,427,499
Aveva Group P.L.C.	274,171	4,840,752
Computacenter P.L.C.	423,790	2,112,362
*CSR P.L.C.	380,954	2,491,611
Dialight P.L.C.	111,362	413,825
Dimension Data Holdings P.L.C.	5,151,402	7,148,024
Diploma P.L.C.	455,202	1,548,903
Domino Printing Sciences P.L.C.	455,803	3,042,374
*E2V Technologies P.L.C.	247,588	207,027
Electrocomponents P.L.C.	1,576,293	5,396,820
Fidessa Group P.L.C.	129,875	2,612,767
*Gresham Computing P.L.C.	204,631	47,743
Halma P.L.C.	1,461,044	6,083,205
*Imagination Technologies Group P.L.C.	882,944	3,720,669
*Innovation Group P.L.C.	2,836,273	552,704
Intec Telecom Systems P.L.C.	1,128,823	1,143,786
Kewill P.L.C.	368,863	536,633
*Kofax P.L.C.	317,667	1,182,959
Laird P.L.C.	719,642	1,443,917
Logica P.L.C.	3,167,765	6,627,538
Micro Focus International P.L.C.	452,097	3,614,614
*Misys P.L.C.	1,833,430	6,528,528

1158

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
*Morse P.L.C.	367,208	$285,576
Oxford Instruments P.L.C.	193,856	851,365
Phoenix IT Group, Ltd. P.L.C.	197,369	807,095
Premier Farnell P.L.C.	1,379,926	4,999,604
Psion P.L.C.	499,513	623,366
#*Raymarine P.L.C.	249,080	64,438
Renishaw P.L.C.	180,171	1,835,287
RM P.L.C.	363,499	983,145
*RMS Communications P.L.C.	15,000	—
Rotork P.L.C.	348,025	7,471,351
*Scipher P.L.C.	34,563	—
*SDL P.L.C.	316,996	2,190,287
Spectris P.L.C.	490,382	6,710,282
Spirent Communications P.L.C.	2,461,978	4,512,343
*Telecity Group P.L.C.	25,779	160,503
*TT electronics P.L.C.	595,193	958,908
Vislink P.L.C.	588,460	211,775
*Wolfson Microelectronics P.L.C.	481,057	1,273,046
Xaar P.L.C.	220,887	429,099
Xchanging P.L.C.	541,322	1,732,838

Total Information Technology		117,242,030

Materials — (4.7%)
British Polythene Industries P.L.C.	102,332	394,563
Carclo P.L.C.	214,230	466,780
Croda International P.L.C.	484,717	7,433,197
Delta P.L.C.	591,338	1,661,752
DS Smith P.L.C.	1,591,931	3,267,952
Elementis P.L.C.	1,858,096	1,832,543
Ferrexpo PLC	196,151	1,049,114
Filtrona P.L.C.	704,266	2,472,166
*Gem Diamonds, Ltd. P.L.C.	353,895	1,564,924
Hill & Smith Holdings P.L.C.	275,101	1,517,031
Hochschild Mining P.L.C.	223,726	849,184
*Inveresk P.L.C.	125,000	3,156
Marshalls P.L.C.	658,597	1,029,151
Mondi P.L.C.	943,611	6,369,567
Petropavlovsk P.L.C.	192,431	3,437,859
Porvair P.L.C.	146,460	151,510
RPC Group P.L.C.	383,195	1,440,183
Victrex P.L.C.	321,880	4,948,950
*Yule Catto & Co P.L.C.	505,169	1,587,103
Zotefoams P.L.C.	96,852	156,917

Total Materials		41,633,602

Telecommunication Services — (0.8%)
*COLT Telecom Group SA	1,213,428	2,297,366
Kcom Group P.L.C.	2,504,455	1,796,890
*TalkTalk Telecom Group P.L.C.	1,013,905	1,970,194
Telecom Plus P.L.C.	254,695	1,212,396

Total Telecommunication Services		7,276,846

Utilities — (1.1%)
Dee Valley Group P.L.C.	12,109	166,896
Drax Group P.L.C.	105,037	579,650
Northumbrian Water Group P.L.C.	1,011,148	4,180,821
Pennon Group P.L.C.	591,952	4,702,466

Total Utilities		9,629,833

TOTAL COMMON STOCKS		856,904,662

1159

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
RIGHTS/WARRANTS — (0.0%)
*SFI Holdings, Ltd. Litigation Certificate	26,713	$—
*Ultraframe Litigation Notes	319,285	—

TOTAL RIGHTS/WARRANTS		—

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/04/10 (Collateralized by $5,070,000 FNMA 6.00%, 10/01/38, valued at $3,456,383) to be repurchased at $3,405,072	$3,405	$3,405,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (2.8%)
§@DFA Short Term Investment Fund	21,279,781	21,279,781
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $3,290,540) to be repurchased at $3,248,512	$3,248	3,248,463

TOTAL SECURITIES LENDING COLLATERAL		24,528,244

TOTAL INVESTMENTS — (100.0%) (Cost $871,826,348)		$884,837,906

1160

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (79.8%)
AUSTRIA — (2.5%)
Agrana Beteiligungs AG	16,245	$1,616,368
Andritz AG	116,739	7,147,662
*A-TEC Industries AG	21,828	293,023
Austria Email AG	715	6,200
*Austriamicrosystems AG	15,156	594,024
BKS Bank AG	3,120	72,282
*BWIN Interactive Entertainment AG	79,165	4,224,167
BWT AG	27,601	835,277
#*CA Immobilien Anlagen AG	130,641	1,628,592
*CAT Oil AG	13,767	147,995
Constantia Packaging AG	18,095	979,331
*Conwert Immobilien Invest AG	48,984	565,140
*EAG-Beteiligungs AG	1,650	10,962
EVN AG	40,914	683,282
#Flughafen Wien AG	39,948	2,241,430
*Frauenthal Holding AG	12,084	125,163
#*Intercell AG	104,732	2,778,051
Josef Manner & Co. AG	870	56,181
*Kapsch TrafficCom AG	3,843	158,611
#Lenzing AG	4,701	1,985,762
#Mayr-Melnhof Karton AG	31,265	3,040,580
Oberbank AG	37,973	2,190,456
#Oesterreichischen Post AG	98,332	2,821,079
#*Palfinger AG	45,976	1,230,876
#*RHI AG	93,231	3,112,779
Rosenbauer International AG	11,816	477,133
*S&T System Integration & Technology Distribution AG	6,404	95,544
#Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,682,571
*Semperit AG Holding	11,234	466,068
*Sparkassen Immobilien AG	58,185	388,483
Strabag SE	95,319	2,481,790
UBM Realitaetenentwicklung AG	1,440	57,500
#Uniqa Versicherungen AG	183,096	3,708,117
Voestalpine AG	65,130	2,422,624
*Warimpex Finanz und Beteiligungs AG	5,570	16,354
#*Wienerberger AG	154,026	2,863,348
*Wolford AG	11,165	245,205
*Zumtobel AG	76,175	1,642,608

TOTAL AUSTRIA		55,092,618

BELGIUM — (3.5%)
*Ablynx NV	8,768	82,523
Ackermans & van Haaren NV	81,854	5,650,618
*Agfa-Gevaert NV	368,855	2,736,022
*Banque Nationale de Belgique SA	952	5,054,771
*Barco NV	53,143	2,867,493
Bekaert SA	56,385	10,081,272
Co.Br.Ha Societe Commerciale de Brasserie SA	115	229,675
#Compagnie d’Entreprises CFE	40,394	2,242,834
*Compagnie du Bois Sauvage SA	87	17
#*Compagnie Immobiliere de Belgique SA	10,535	421,076
#Compagnie Maritime Belge SA	61,365	1,912,253
#*Deceuninck NV	247,412	629,810
*Devgen NV	10,607	128,866
D’Ieteren SA	12,852	6,020,251
Duvel Moorgat SA	8,799	681,656
#Econocom Group SA	65,485	1,015,669
#Elia System Operator SA NV	112,383	4,275,373

1161

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Euronav SA	86,554	$1,911,558
EVS Broadcast Equipment SA	13,059	718,120
Exmar NV	127,551	896,399
Floridienne SA	2,033	301,850
*Galapagos NV	18,195	275,486
*Gimv NV	4,518	244,862
Hamon & Compagnie International SA	3,678	143,926
Henex SA	7,487	430,771
Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	342,440
Ion Beam Applications SA	67,020	672,723
Jensen-Group NV	12,030	122,278
Kinepolis Group NV	5,063	278,998
#Lotus Bakeries NV	1,361	677,527
*Melexis NV	88,696	1,020,347
#*Nyrstar NV	140,979	1,829,589
#Omega Pharma SA	82,044	3,995,988
*Option NV	38,430	29,839
*Picanol NV	16,620	110,521
*RealDolmen NV	6,066	135,328
Recticel SA	52,387	555,591
*Resilux NV	4,095	281,604
#Rosier SA	655	236,469
*Roularta Media Group NV	4,696	118,775
SAPEC SA (4775951)	3,531	277,085
*SAPEC SA (5389544)	75	123
#Sioen Industries NV	52,140	323,848
Sipef NV	24,100	1,498,293
*Spector Photo Group SA	11,235	11,447
*Systemat-Datarelay SA	26,232	195,356
#*Telenet Group Holding NV	148,890	4,503,678
Ter Beke NV	2,281	164,121
Tessenderlo Chemie NV	90,268	2,890,402
#*ThromboGenics NV	25,665	569,969
*TiGenix NV	22,164	74,517
#Umicore SA	143,678	5,253,660
#Van De Velde NV	27,539	1,220,733
*VPK Packaging Group SA	12,084	435,425

TOTAL BELGIUM		76,779,825

DENMARK — (2.4%)
*Aarhus Lokalbank A.S.	8,030	78,583
*Aktieselskabet Roskilde Bank A.S.	32,685	2,046
*Aktieselskabet Skjern Bank A.S.	3,276	83,875
#Alk-Abello A.S.	17,279	1,321,518
*Alm. Brand A.S.	27,560	397,531
*Amagerbanken A.S.	64,790	426,144
Ambu A.S.	22,100	565,782
#Arkil Holdings A.S. Series B	780	102,799
#Auriga Industries A.S. Series B	46,057	814,695
#*Bang & Olufsen Holdings A.S.	91,461	1,048,302
#*Bavarian Nordic A.S.	25,764	1,204,207
#*BoConcept Holding A.S.	5,650	217,443
*Brodrene Hartmann A.S. Series B	11,730	216,970
*Brondbyernes IF Fodbold A.S. Series B	15,450	74,220
#D/S Norden A.S.	58,223	2,671,648
*Dalhoff, Larson & Horneman A.S. Series B	32,000	144,305
*Dantherm Holding A.S.	13,100	52,570
*DFDS A.S.	11,236	841,534
*DiBa Bank A.S.	2,300	29,797
*Djursland Bank A.S.	8,970	231,719
#East Asiatic Co., Ltd. A.S.	52,687	1,448,191

1162

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
DENMARK — (Continued)
F.E. Bording A.S.	600	$65,473
*Fionia Holding A.S.	17,880	—
Fluegger A.S. Series B	4,198	353,982
#*Genmab A.S.	50,134	548,971
*GN Store Nord A.S.	517,039	4,170,487
*GPV Industi A.S.	2,200	11,807
#*Greentech Energy Systems A.S.	73,819	231,733
*Gronlandsbanken A.S.	768	58,754
#*H&H International A.S. Series B	17,280	220,740
Harboes Bryggeri A.S.	10,250	206,926
#Hojgaard Holding A.S. Series B	2,750	116,110
*IC Companys A.S.	33,305	1,561,142
*Incentive A.S.	3,575	11,831
*Jeudan A.S.	4,571	376,093
*Jyske Bank A.S.	86,253	3,483,749
*Lan & Spar Bank A.S.	5,150	264,892
*Lastas A.S. Series B	11,200	84,625
*Lollands Bank A.S.	750	26,069
*Maconomy Corp. A.S.	7,833	16,717
#*Mols-Linien A.S.	27,490	275,297
*NeuroSearch A.S.	60,077	1,303,882
NKT Holding A.S.	60,199	3,510,854
*Nordjyske Bank A.S.	17,600	357,046
*Norresundby Bank A.S.	7,350	230,611
*Ostjydsk Bank A.S.	2,554	189,604
#*Parken Sport & Entertainment A.S.	32,936	494,569
Per Aarsleff A.S. Series B	5,975	556,075
*Ringkjoebing Landbobank A.S.	14,890	1,666,649
Roblon A.S. Series B	540	56,994
Rockwool International A.S.	6,487	616,804
#*Royal Unibrew A.S.	24,930	932,013
*Salling Bank A.S.	910	61,703
*Sanistal A.S. Series B	4,051	56,332
Satair A.S.	8,525	409,847
Schouw & Co. A.S.	70,768	1,695,947
SimCorp A.S.	16,263	3,119,719
*Sjaelso Gruppen A.S.	29,228	57,204
*Skako Industries A.S.	5,130	37,954
Solar Holdings A.S. Series B	8,103	550,935
Sondagsavisen A.S.	36,665	263,659
*Spar Nord Bank A.S.	115,369	1,324,018
*Sparbank A.S.	10,930	211,020
*Sparekassen Faaborg A.S.	1,972	303,460
*Sydbank A.S.	174,749	5,121,619
Thrane & Thrane A.S.	9,883	330,665
Tivoli A.S.	969	609,818
*TK Development A.S.	91,681	447,262
*Topdanmark A.S.	28,029	3,460,845
*TopoTarget A.S.	300,362	258,838
#Torm A.S.	70,865	765,842
*Vestfyns Bank A.S.	680	67,292
*Vestjysk Bank A.S.	24,162	404,468

TOTAL DENMARK		53,532,825

FINLAND — (6.5%)
#*Ahlstrom Oyj	4,420	69,144
#*Aldata Solutions Oyj	194,535	183,187
#Alma Media Oyj	277,852	2,700,620
*Amanda Capital Oyj	67,120	152,826
#Amer Sports Oyj Series A	307,264	3,619,169
Aspo Oyj	68,141	613,754

1163

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
#Atria P.L.C.	5,611	$90,526
#*Bank of Aland P.L.C.	17,663	572,499
BasWare Oyj	34,550	880,241
*Biotie Therapies Corp. Oyj	265,590	187,102
#Cargotec Oyj Series B	109,737	3,518,271
*Componenta Oyj	34,400	260,332
#Comptel P.L.C.	324,863	364,999
#Cramo Oyj	104,189	2,081,515
Digia P.L.C.	55,020	413,644
*Efore Oyj	114,965	134,007
*Elcoteq SE	3,041	8,369
*Elektrobit Corp. Oyj	2,476	3,889
Elisa Oyj	276,614	5,294,574
Etteplan Oyj	62,600	269,230
#*Finnair Oyj	186,376	1,059,950
*Finnlines Oyj	124,906	1,306,768
Fiskars Oyj Abp Series A	181,663	2,843,613
#F-Secure Oyj	444,369	1,373,203
*GeoSentric Oyj	244,900	9,702
#*Glaston Oyj Abp	131,940	281,370
#HKScan Oyj	72,398	857,691
Huhtamaki Oyj	338,637	3,939,040
#Ilkka-Yhtyma Oyj	60,256	549,396
#KCI Konecranes Oyj	232,703	7,470,867
Kemira Oyj	248,868	3,053,509
#Kesko Oyj	138,078	5,352,706
Laennen Tehtaat Oyj	18,920	445,081
*Lassila & Tikanoja Oyj	117,954	2,370,431
*Lemminkainen Oyj	13,072	481,543
#Metso Corp. Oyj	206,460	7,964,260
*M-Real Oyj Series B	3,525,955	12,251,527
Neomarkka Oyj	16,652	152,792
#Nokian Renkaat Oyj	325,926	7,661,297
Nordic Aluminium Oyj	10,440	273,767
Okmetic Oyj	54,904	267,996
Olvi Oyj Series A	31,354	1,123,814
Oriola-KD Oyj Series A	26,000	130,347
Oriola-KD Oyj Series B	148,242	719,972
Orion Oyj Series A	96,540	1,817,932
#Orion Oyj Series B	253,721	4,806,579
#Outokumpu Oyj	188,979	3,974,380
#Outotec Oyj	36,018	1,346,071
*PKC Group Oyj	48,390	712,838
#Pohjola Bank P.L.C.	372,375	4,067,061
Ponsse Oyj	22,814	273,881
#Poyry Oyj	179,728	2,512,291
Raisio P.L.C.	462,617	1,691,897
#Ramirent Oyj	299,709	3,434,380
Rapala VMC Oyj	113,258	827,356
#Rautaruukki Oyj Series K	135,670	2,844,865
Raute Oyj Series A	10,390	112,552
#Ruukki Group Oyj	303,857	731,779
#Sanoma Oyj	162,312	3,141,486
*Scanfil Oyj	123,479	460,252
Sponda Oyj	159,511	625,248
Stockmann Oyj Abp Series A	43,914	1,730,262
#Stockmann Oyj Abp Series B	99,920	3,727,783
Tecnomen Lifetree Oyj	2,061	2,462
Teleste Oyj	53,559	354,080
#Tieto Oyj	277,638	5,746,986
#*Tikkurila Oyj	62,217	1,312,997

1164

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
*Trainers’ House P.L.C.	107,200	$64,180
Tulikivi Oyj	79,440	176,427
Turkistuottajat Oyj	8,490	96,104
#Uponor Oyj Series A	206,241	3,772,787
Vacon Oyj	42,777	1,863,199
Vaisala Oyj Series A	39,132	1,155,358
Viking Line Abp	10,400	455,455
#Wartsila Corp. Oyj Series B	41,988	2,137,975
Yit Oyj	206,080	4,352,719

TOTAL FINLAND		143,688,162

FRANCE — (10.7%)
Akka Technologies SA	6,655	122,532
Ales Groupe SA	32,239	544,930
*ALTEN SA	60,626	1,769,009
#*Altran Technologies SA	343,804	1,651,117
#April Group SA	70,725	2,199,680
Arkema SA	199,362	8,316,785
Assystem SA	52,519	810,240
#*Atari SA	8,567	47,743
*Atos Origin SA	143,571	7,275,071
Aubay SA	10,285	68,821
Audika SA	21,251	743,357
*Baccarat SA	1,090	243,815
Banque Tarneaud SA	1,430	214,766
*Beneteau SA	172,729	2,989,933
#Bigben Interactive	8,718	94,733
bioMerieux SA	5,557	602,282
Boiron SA	27,525	1,116,892
Boizel Chanoine Champagne SA	6,006	435,852
#Bonduelle SA	12,784	1,379,617
*Bongrain SA	14,661	1,149,326
#Bourbon SA	155,755	6,747,054
*Boursorama SA	5,476	65,310
*Bull SA	289,386	1,354,623
Burelle SA	3,894	620,941
*Cafom SA	5,092	87,334
Canal Plus SA	258,807	2,011,252
Carbone Lorraine SA	56,403	2,058,087
#CBo Territoria	28,320	161,240
#*Cegedim SA	16,591	1,344,494
*Club Mediterranee SA	60,303	1,010,148
*Compagnie Generale de Geophysique-Veritas SA	219,970	6,622,483
Compagnie Industrielle et Financiere D’Entreprises SA	1,200	94,652
*CS Communication & Systemes SA	7,938	77,999
Damartex SA	21,101	573,282
Delachaux SA	26,973	1,720,331
#*Derichebourg SA	509,863	2,260,035
*Dynaction SA	14,655	158,069
EDF Energies Nouvelles SA	14,082	635,560
Electricite de Strasbourg SA	22,427	3,688,718
Entrepose Contracting SA	117	11,077
Esso S.A.F.	8,945	1,194,194
#Establissements Maurel et Prom SA	305,061	4,716,902
Euler Hermes SA	36,906	3,052,638
#*Euro Disney SCA	48,370	303,073
Exel Industries SA	10,525	399,327
*Faiveley Transport SA	2,003	160,212
*Faurecia SA	76,758	1,537,792
Fimalac SA	29,963	1,481,630
#Fleury Michon SA	4,694	230,505

1165

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#*Flo Groupe SA	29,358	$177,048
*Gascogne SA	6,907	322,701
Gaumont SA	14,184	1,078,068
#*GECI International SA	59,392	228,142
*Gemalto NV	149,247	6,652,952
Gevelot SA	3,584	130,474
GFI Informatique SA	122,870	472,123
#GIFI SA	7,360	489,281
Ginger Groupe Ingenierie Europe SA	10,523	248,281
GL Events SA	7,882	220,603
#GPE Groupe Pizzorno SA	5,200	137,402
Groupe Crit SA	24,255	785,436
*Groupe Eurotunnel SA	186,644	1,704,362
*Groupe Go Sport SA	2,740	70,458
#*Groupe Gorge SA	18,510	171,369
Groupe Guillin SA	1,200	107,473
#Groupe Open SA	27,590	251,643
Groupe Steria SCA	66,183	2,078,941
Guerbet SA	5,824	674,811
Guyenne et Gascogne SA	25,024	2,574,195
#Haulotte Group SA	55,825	657,267
Havas SA	1,165,955	6,244,766
Idsud SA	2,227	73,740
#Imerys SA	39,232	2,391,610
Ingenico SA	103,297	2,579,230
Ipsen SA	5,349	255,522
Ipsos SA	83,610	3,199,773
*JC Decaux SA	51,262	1,473,870
*Kaufman & Broad SA	2,387	60,160
Korian SA	5,455	133,710
Laurent-Perrier SA	11,820	1,100,858
#*Lectra SA	83,499	292,470
#Lisi SA	16,055	993,616
#LVL Medical Groupe SA	24,346	514,632
M6 Metropole Television SA	148,116	3,829,589
Maisons France Confort SA	1,726	76,046
#*Manitou BF SA	46,187	819,043
Manutan International SA	13,379	836,802
*MGI Coutier SA	2,753	88,338
#Mr. Bricolage SA	23,846	462,744
#Naturex SA	8,691	351,221
#Neopost SA	61,086	4,857,955
Nexans SA	92,377	7,282,145
Nexity SA	23,401	854,855
Norbert Dentressangle SA	12,330	964,484
*Oeneo SA	102,487	165,626
#Orpea SA	96,748	4,046,280
*Osiatis SA	1,400	7,731
#PagesJaunes SA	216,500	2,593,816
Paris Orleans et Cie SA	2,708	69,387
Pierre & Vacances SA	15,567	1,256,269
Plastic Omnium SA	29,952	1,310,949
*Plastivaloire SA	4,552	89,072
PSB Industries SA	8,438	259,537
Rallye SA	77,113	2,836,885
#*Recylex SA	35,449	385,674
#Remy Cointreau SA	76,509	4,137,446
*Rexel SA	234,965	3,985,251
*Rhodia SA	224,856	5,193,417
Robertet SA	3,167	397,707
*Rougier SA	6,115	222,171

1166

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
#Rubis SA	32,177	$2,648,840
*S.T. Dupont SA	39,440	9,964
#*Sa des Ciments Vicat SA	158	12,421
Sabeton SA	13,500	216,741
Saft Groupe SA	55,016	1,998,468
SAMSE SA	8,342	744,501
#SCOR SE	22,342	527,021
SEB SA	87,918	6,686,682
Sechilienne SA	56,504	1,820,909
Securidev SA	2,500	58,360
*SeLoger.com SA	7,108	287,096
Signaux Girod SA	894	88,858
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	205,809
Societe BIC SA	84,787	6,591,662
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	3,002,038
Societe Pour l’Informatique Industrielle SA	40,908	217,197
#Societe Television Francaise 1 SA	171,170	3,173,926
#*Soitec SA	107,280	1,475,560
#Somfy SA	21,738	4,289,972
Sopra Group SA	22,982	1,742,326
Sperian Protection SA	18,519	1,734,163
#Stallergenes SA	31,063	2,465,778
Stef-TFE SA	28,838	1,649,693
Sucriere de Pithiviers Le Vieil SA	1,745	1,621,590
Synergie SA	32,941	929,327
#*Technicolor SA	1,013,751	1,061,645
Teleperformance SA	158,000	5,523,220
Tessi SA	5,050	369,425
#*Theolia SA	86,282	332,412
Tonnellerie Francois Freres SA	3,839	145,314
Toupargel Groupe SA	75	1,591
*UbiSoft Entertainment SA	196,028	2,501,001
#Union Financiere de France Banque SA	15,895	555,475
*Valeo SA	232,962	7,792,093
Viel et Compagnie SA	158,130	592,942
#Vilmorin & Cie SA	18,821	1,810,451
Virbac SA	16,251	1,794,213
VM Materiaux SA	6,914	425,660
Vranken Pommery Monopole SA	12,131	549,567
#Zodiac Aerospace SA	105,911	5,522,360
Zueblin Immobiliere France SA	1,285	6,373

TOTAL FRANCE		235,265,534

GERMANY — (11.6%)
A.S. Creation Tapeton AG	6,853	280,600
*AAP Implantate AG	47,250	97,002
*Aareal Bank AG	492,663	10,749,514
*Abwicklungsellschaft Roesch AG	7,300	379
*Adlink Internet Media AG	69,691	326,083
*ADVA AG Optical Networking	26,931	148,508
Agrob Immobilien AG	5,800	70,467
#*Air Berlin P.L.C.	39,275	210,024
#Aixtron AG	259,027	8,183,192
*Aligna AG	318,087	193,966
Amadeus Fire AG	16,192	450,816
Andreae-Noris Zahn AG	26,412	838,746
Augusta Technologie AG	26,396	391,834
Aurubis AG	144,707	7,327,699
*Axel Springer AG	1,437	163,011
Baader Bank AG	132,511	592,179
#*Balda AG	13,123	53,951

1167

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Bauer AG	9,369	$390,783
*BayWa AG	6,512	259,319
Bechtle AG	39,024	1,163,773
#Bertrandt AG	22,607	831,671
*Beta Systems Software AG	8,550	29,870
Bilfinger Berger AG	162,980	10,808,808
*Biolitec AG	26,843	143,688
Biotest AG	20,784	1,029,611
*BKN International AG	33,408	3,214
*BMP AG	45,099	44,912
*Borussia Dortmund GmbH & Co. KGaA	208,512	318,123
Carl Zeiss Meditec AG	36,394	573,904
*Centrosolar Group AG	10,451	56,902
*Centrotec Sustainable AG	41,054	719,578
*Centrotherm Photovoltaics AG	5,094	210,347
Cewe Color Holding AG	13,917	517,522
Comdirect Bank AG	131,903	1,433,171
*Compugroup Holding AG	1,805	20,122
#*Constantin Medien AG	314,299	753,161
*CropEnergies AG	6,700	33,401
CTS Eventim AG	50,168	2,669,222
#Curanum AG	83,165	250,957
D. Logistics AG	113,203	176,193
DAB Bank AG	130,043	800,680
Data Modul AG	10,414	142,765
*Demag Cranes AG	14,647	504,745
*Deutsche Beteiligungs AG	5,839	134,345
Deutsche Euroshop AG	38,874	1,219,005
*Deutsche Wohnen AG	68,918	618,445
*Deutz AG	249,610	1,421,011
*Dierig Holding AG	10,500	122,199
Douglas Holding AG	100,341	4,525,667
*Dr. Hoenle AG	14,858	128,751
*Drillisch AG	92,184	650,105
Duerr AG	34,299	816,306
DVB Bank SE	173,470	5,785,757
Eckert & Ziegler AG	2,450	65,836
Elexis AG	32,938	460,928
*Elmos Semiconductor AG	34,592	304,353
ElreingKlinger AG	18,000	503,207
Erlus AG	2,970	98,258
Euwax AG	17,978	1,233,228
#*Evotec AG	1,165,338	3,020,508
Fielmann AG	56,670	4,281,678
*Freenet AG	225,238	2,629,789
#Fuchs Petrolub AG	8,071	770,843
#GBW AG	28,417	489,670
GEA Group AG	175,900	3,905,850
Gerresheimer AG	41,348	1,434,904
Gerry Weber International AG	42,943	1,455,796
Gesco AG	9,182	479,261
GFK SE	68,806	2,556,094
#GFT Technologies AG	66,050	269,628
Gildemeister AG	43,990	594,977
*Grammer AG	5,985	74,201
Grenkeleasing AG	31,484	1,365,562
Hamborner REIT AG	62,350	644,610
#Hamburger Hafen und Logistik AG	33,553	1,220,929
*Hansa Group AG	146,815	213,248
Hawesko Holding AG	19,463	663,576
*Heidelberger Druckmaschinen AG	53,475	448,183

1168

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Hochtief AG	30,167	$2,486,507
*Homag Group AG	3,782	67,112
*IKB Deutsche Industriebank AG	21,843	21,004
Indus Holding AG	40,147	829,042
Innovation in Traffic Systems AG	23,949	448,448
Interseroh SE	21,642	1,334,159
#*Intershop Communications AG	58,426	128,406
Isra Vision Systems AG	10,917	197,621
#*IVG Immobilien AG	405,469	3,209,714
*Jenoptik AG	153,250	881,704
*Kampa AG	35,505	7,847
#*Kizoo AG	30,501	349,734
*Kloeckner & Co. SE	65,425	1,734,146
*Koenig & Bauer AG	1,931	36,068
Kontron AG	176,510	1,683,402
Krones AG	69,323	3,969,139
KSB AG	4,226	2,627,478
#*Kuka AG	83,226	1,262,076
KWS Saat AG	17,224	2,809,948
#Lanxess AG	218,704	10,328,223
Leifheit AG	12,500	292,453
Leoni AG	108,940	2,522,426
Loewe AG	25,187	310,738
*LPKF Laser & Electronics AG	1,671	16,822
*Manz Automation AG	553	38,660
*Marbert AG	1,360	3,644
*MasterFlex AG	7,812	36,480
*Maxdata Computer AG	94,120	15,163
Mediclin AG	119,554	579,163
#*Medigene AG	87,499	313,682
#Medion AG	81,672	1,075,307
Mensch und Maschine Software AG	27,532	130,559
MLP AG	205,563	2,053,693
*Mologen AG	22,062	280,546
*Morphosys AG	57,456	1,177,001
MTU Aero Engines Holding AG	163,223	8,948,890
#Muehlbauer Holding & Co. AG	14,905	425,251
MVV Energie AG	114,055	4,718,141
*Nemetschek AG	23,340	665,035
*Nexus AG	33,813	134,957
#*Nordex SE	104,915	1,088,277
#OHB Technology AG	35,659	671,152
Oldenburgische Landesbank AG	4,234	253,322
P&I Personal & Informatik AG	17,889	448,173
#*Patrizia Immobilien AG	2,483	10,207
Pfeiffer Vacuum Technology AG	30,723	2,289,450
#*Pfleiderer AG	158,664	977,851
*PNE Wind AG	162,926	508,794
Praktiker Bau-und Heimwerkermaerkte Holding AG	6,406	65,143
Progress-Werk Oberkirch AG	6,250	222,571
#*PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	425,899
Puma AG Rudolf Dassler Sport	2,479	828,027
*PVA TePla AG	46,019	298,875
*QIAGEN NV	98,181	2,272,281
*QSC AG	287,340	563,043
R. Stahl AG	14,410	385,797
#Rational AG	14,646	2,394,493
REALTECH AG	13,541	150,322
Renk AG	18,838	1,427,973
#*Repower Systems AG	5,276	859,903
Rheinmetall AG	107,359	7,473,083

1169

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Rhoen-Klinikum AG	379,608	$9,758,046
Ruecker AG	18,949	163,469
*S.A.G. Solarstrom AG	2,145	11,926
Sartorius AG	30,837	866,441
*Sektkellerei Schloss Wachenheim AG	14,520	181,643
*SER Systems AG	9,400	162
#*SGL Carbon SE	217,830	7,062,079
#*Singulus Technologies AG	37,695	305,218
*Sinner AG	2,660	52,892
Sixt AG	36,856	1,081,228
*SKW Stahl-Metallurgie Holding AG	4,263	95,548
*Sky Deutschland AG	388,970	840,022
*SM Wirtschaftsberatungs AG	18,841	124,647
#Software AG	70,053	8,018,342
#*Solar Millennium AG	34,471	949,648
#Solarworld AG	110,335	1,594,276
#*Solon SE	18,438	127,746
Stada Arzneimittel AG	173,213	6,791,594
STINAG Stuttgarter Invest AG	35,003	850,083
*Stoehr & Co. AG	11,000	27,423
Stratec Biomedical Systems AG	26,506	986,757
Sued-Chemie AG	28,301	3,513,558
Suedzucker AG	7,437	151,491
*Suss Microtec AG	59,969	360,169
Symrise AG	164,574	4,187,416
Syzygy AG	30,656	154,501
#Takkt AG	126,507	1,415,570
TDS Informationstechnologie AG	89,063	486,522
Telegate AG	20,500	248,350
Tognum AG	122,426	2,533,053
#*Tomorrow Focus AG	113,715	513,855
#*TUI AG	242,621	2,675,181
*UMS United Medical Systems International AG	22,300	192,830
Umweltbank AG	17,805	391,186
*United Internet AG	167,408	2,510,083
VBH Holding AG	9,415	53,143
*Verbio AG	20,233	87,771
#*Versatel AG	12,209	114,978
Vossloh AG	35,932	3,731,657
*VTG AG	6,036	98,573
Wacker Neuson SE	5,495	72,966
*Wanderer-Werke AG	7,903	9,327
Wincor Nixdorf AG	112,151	7,627,473
Wirecard AG	255,878	2,842,839
Wuerttembergische Lebensversicherung AG	27,308	841,963
Wuerttembergische Metallwarenfabrik AG	29,451	971,817
Zhongde Waste Technology AG	2,018	41,570

TOTAL GERMANY		256,053,178

GREECE — (2.2%)
*Aegean Airlines S.A.	5,746	22,795
*Aegek S.A.	120,000	113,190
*Agricultural Bank of Greece S.A.	418,043	754,030
Alapis Holdings Industrial & Commercial S.A.	2,408,437	986,830
*Alfa Alfa Energy S.A.	3,810	7,051
*Altec S.A. Information & Communication Systems	80,278	15,921
Alumil Aluminum Industry S.A.	52,886	52,885
*Alysida S.A.	2,376	6,299
*Anek Lines S.A.	605,331	313,488
*Aspis Bank S.A.	228,007	152,167
*Astir Palace Hotels S.A.	93,886	300,914

1170

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
Athens Medical Center S.A.	150,874	$213,569
*Atlantic Supermarkets S.A.	35,080	25,631
*Attica Bank S.A.	181,970	280,951
*Atti-Kat S.A.	56,554	19,995
Autohellas S.A.	83,520	206,711
*Babis Vovos International Construction S.A.	59,807	218,126
*Balafas S.A.	15,200	3,845
*Balkan Real Estate S.A.	41,970	36,829
Bank of Greece S.A.	73,229	3,929,739
*Benrubi S.A.	20,823	96,197
Centric Multimedia S.A.	51,942	37,125
*Daios Plastics S.A.	16,350	167,251
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	177,709	269,834
*Dynamic Life S.A.	16,440	—
Elastron S.A.	224,178	118,605
*Elbisco Holding S.A.	28,098	13,468
Elektrak S.A.	36,580	117,530
*Elektroniki Athinon S.A.	34,490	73,495
*Elephant S.A.	26,310	—
Ellaktor S.A.	508,053	2,393,371
*Emporiki Bank of Greece S.A.	5,563	27,702
*Etma Rayon S.A.	11,242	21,105
*Euro Reliance General Insurance Co. S.A.	55,110	41,978
*Euromedica S.A.	67,698	324,379
EYDAP Athens Water Supply & Sewage Co. S.A.	71,512	592,318
F.G. Europe S.A.	4,536	5,566
*Folli-Follie S.A.	23,115	531,802
*Forthnet S.A.	226,337	246,461
Fourlis Holdings S.A.	128,489	1,278,754
*Frigoglass S.A.	85,507	1,154,071
GEK Terna S.A.	267,249	1,568,660
*Geniki Bank S.A.	300,115	254,813
*Halkor S.A.	226,556	258,697
*Hellenic Cables S.A.	65,236	99,260
Hellenic Duty Free Shops S.A.	98,334	653,982
Hellenic Exchanges S.A.	142,280	1,169,680
Hellenic Petroleum S.A.	225,103	2,424,979
*Hellenic Sugar Industry S.A.	78,005	67,906
*Heracles General Cement Co. S.A.	77,436	535,347
Iaso S.A.	206,042	725,194
Inform P. Lykos S.A.	35,570	52,011
*Informatics S.A.	3,778	1,559
*Intracom Holdings S.A.	181,308	186,969
*Intracom Technical & Steel Constructions S.A.	345,350	173,212
*Intralot SA-Integrated Lottery Systems & Services S.A.	176,911	764,050
*Ionian Hotel Enterprises S.A.	16,914	315,282
*Ipirotiki Software & Publications S.A.	22,110	57,110
*JUMBO S.A.	64,542	474,347
Karelia Tobacco Co., Inc. S.A.	5,787	544,871
*Kathimerini Publishing S.A.	47,170	311,964
*Lambrakis Press S.A.	115,149	169,646
*Lan-Net S.A.	12,688	20,272
*Lavipharm S.A.	96,324	89,933
*Loulis Mills S.A.	41,702	88,762
Marfin Investment Group S.A.	1,067,693	2,046,661
*Marfin Popular Bank Public Co., Ltd. S.A.	489,845	1,180,402
*Maritime Company of Lesvos S.A.	299,836	191,624
Metka S.A.	97,586	1,267,903
Michaniki S.A.	165,545	166,537
Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,584,897
Mytilineos Holdings S.A.	308,027	1,900,903

1171

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
*Neorion Holdings S.A.	24,145	$22,271
*Pegasus Publishing S.A.	95,510	318,700
*Piraeus Bank S.A.	510,830	3,847,072
Piraeus Port Authority S.A.	17,752	292,983
*Promota Hellas S.A.	8,860	2,713
*Proton Bank S.A.	79,994	123,217
*Real Estate Development & Services S.A.	94,497	123,574
S&B Industrial Minerals S.A.	54,669	342,989
*Sanyo Hellas S.A.	23,637	5,646
Sarantis S.A.	74,884	450,687
*Selected Textile S.A.	87,690	37,217
*Sfakianakis S.A.	91,320	114,354
*Spyroy Agricultural Products S.A.	61,348	43,985
Teletypos S.A. Mega Channel	77,669	441,270
*Terna Energy S.A.	77,105	427,627
*Themeliodomi S.A.	37,422	18,435
Thessaloniki Port Authority S.A.	6,936	116,247
*Thessaloniki Water Supply & Sewage Co S.A.	8,309	51,372
*Thrace Plastics Co. S.A.	109,280	79,131
Titan Cement Co. S.A.	111,366	2,963,422
*TT Hellenic Postbank S.A.	645,380	2,838,803
*Varvaressos S.A.-European Spinning Mills	36,350	8,712
Viohalco S.A.	406,612	1,836,346

TOTAL GREECE		49,026,184

IRELAND — (2.4%)
*Abbey P.L.C.	84,370	543,163
*Aer Lingus Group P.L.C.	380,166	371,548
*Allied Irish Banks P.L.C.	1,091,719	2,070,816
*Aminex P.L.C.	496,086	83,441
*BlackRock International Land P.L.C.	897,420	44,736
C&C Group P.L.C. (B010DT8)	399,607	1,898,836
C&C Group P.L.C. (B011Y09)	318,475	1,523,771
DCC P.L.C.	308,989	8,252,891
Donegal Creameries P.L.C.	26,085	79,802
*Dragon Oil P.L.C.	1,347,570	9,949,190
FBD Holdings P.L.C.	125,728	1,307,441
Fyffes P.L.C.	1,020,533	485,969
Glanbia P.L.C. (0066950)	700,613	2,988,144
Glanbia P.L.C. (4058629)	2,463	10,514
*Governor & Co. of the Bank of Ireland P.L.C. (The)	499,124	1,094,897
Grafton Group P.L.C.	146,048	705,378
Greencore Group P.L.C.	615,927	1,103,587
IFG Group P.L.C.	337,495	533,211
*Independent News & Media P.L.C.	2,226,420	412,844
Irish Continental Group P.L.C.	91,000	2,042,291
*Irish Life & Permanent Group Holdings P.L.C.	117,549	474,437
*Kenmare Resources P.L.C.	4,136,548	832,870
*Kingspan Group P.L.C.	351,640	3,292,953
*Lantor P.L.C.	34,575	—
*McInerney Holdings P.L.C.	697,135	182,654
Paddy Power P.L.C.	180,573	6,347,171
*Providence Resources P.L.C.	6,258,198	329,566
*Smurfit Kappa Group P.L.C.	273,766	2,806,302
Total Produce P.L.C.	871,395	440,803
United Drug P.L.C.	820,214	2,853,533
*Waterford Wedgwood P.L.C.	7,869,750	—

TOTAL IRELAND		53,062,759

ITALY — (6.6%)
*A.S. Roma SpA	293,436	324,558

1172

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
ACEA SpA	177,488	$1,807,138
Acegas-APS SpA	110,973	626,736
*Acotel Group SpA	775	61,803
Actelios SpA	43,396	208,895
*Aedes SpA	385,688	110,720
Aeroporto de Firenze SpA	17,399	316,370
#*Alerion Cleanpower SpA	347,735	276,022
*Amplifon SpA	127,871	665,157
Ansaldo STS SpA	88,054	1,612,366
*Arnoldo Mondadori Editore SpA	361,989	1,403,731
#Ascopiave SpA	1,411	3,128
#Astaldi SpA	216,415	1,622,875
*Autogrill SpA	231,260	2,816,923
Azimut Holding SpA	424,469	4,783,187
Banca Finnat Euramerica SpA	685,945	514,453
Banca Generali SpA	21,809	233,445
#Banca Ifis SpA	52,946	558,370
*Banca Intermobiliare SpA	53,708	296,890
#Banca Piccolo Credito Valtellinese Scarl	478,970	3,001,446
*Banca Popolare dell’Emilia Romagna Scrl	88,663	1,156,778
Banca Popolare di Milano Scarl	1,012,836	5,696,304
#*Banca Popolare di Sondrio Scarl	354,150	3,254,212
*Banca Profilo SpA	253,156	183,738
#Banco di Desio e della Brianza SpA	232,296	1,207,519
#Beghelli SpA	427,981	387,814
#Benetton Group SpA	209,290	1,799,298
#Beni Stabili SpA	1,309,500	1,140,501
#*Biesse SpA	54,004	449,271
#Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	452,727
#Brembo SpA	141,075	1,108,464
Bulgari SpA	395,239	3,285,147
*Buongiorno SpA	156,104	205,805
Buzzi Unicem SpA	181,223	2,694,136
*C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	3,036,480
Caltagirone Editore SpA	2,323	6,499
Caltagirone SpA	246,310	757,051
*Cam Finanziaria SpA	36,527	12,691
*Carraro SpA	113,633	385,986
Cembre SpA	40,330	267,129
Cementir Holding SpA	254,820	1,003,840
*Class Editore SpA	165,655	124,801
#Credito Artigiano SpA	361,183	820,184
#Credito Bergamasco SpA	132,655	4,456,864
*Credito Emiliano SpA	228,115	1,393,439
CSP International Fashion Group SpA	13,481	18,289
*Dada SpA	6,181	34,132
*d’Amico International Shipping SA	88,637	140,440
#Danieli & Co. SpA	54,740	1,382,503
Davide Campari - Milano SpA	457,009	4,665,869
#De Longhi SpA	305,654	1,311,272
DiaSorin SpA	30,626	1,141,795
*Digital Multimedia Technologies SpA	24,275	437,514
*EEMS Italia SpA	90,607	191,865
Elica SpA	40,630	96,609
Emak SpA	57,399	317,063
*Engineering Ingegneria Informatica SpA	5,313	171,963
#*ERG Renew SpA	166,032	176,163
ERG SpA	189,613	2,607,419
#*ErgyCapital SpA	4,794	4,629
#Esprinet SpA	58,242	582,946
*Eurotech SpA	68,175	230,115

1173

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
#*Fastweb SpA	35,779	$688,064
#Fiera Milano SpA	37,863	216,720
#Fondiaria - SAI SpA	137,897	1,910,171
Gas Plus SpA	975	7,695
Gefran SpA	31,849	95,300
*Gemina SpA	1,186,766	988,464
#Geox SpA	149,354	966,708
#Gewiss SpA	232,707	993,028
Granitifiandre SpA	79,737	371,960
*Gruppo Ceramiche Ricchetti SpA	127,131	61,620
*Gruppo Coin SpA	77,286	549,966
#*Gruppo Editoriale L’Espresso SpA	639,121	1,922,237
Hera SpA	1,492,778	3,168,729
*I Grandi Viaggi SpA	98,547	130,976
*Immsi SpA	696,806	821,671
Impregilo SpA	1,180,326	3,675,327
*Indesit Co. SpA	177,464	2,391,070
#Industria Macchine Automatiche SpA	58,626	1,146,054
Industria Romagnola Conduttori Elettrici SpA	43,452	78,688
Intek SpA	247,974	184,207
#*Interpump Group SpA	241,525	1,212,982
#Iride SpA	1,343,807	2,550,617
*Isagro SpA	10,591	44,076
Italcementi SpA	176,561	2,007,759
*Italmobiliare SpA	23,493	861,683
KME Group SpA	413,285	158,242
#Landi Renzo SpA	57,780	238,620
Lottomatica SpA	124,037	2,247,024
*Maire Tecnimont SpA	575,375	2,360,909
#*Mariella Burani SpA	32,721	109,896
MARR SpA	127,201	1,178,582
Mediolanum SpA	170,520	866,684
#Milano Assicurazioni SpA	635,144	1,508,992
*Monrif SpA	315,834	190,850
*Montefibre SpA	172,887	39,383
Nice SpA	18,200	74,780
*Pagnossin SpA	9,000	—
PanariaGroup Industrie Ceramiche SpA	42,000	103,385
Piaggio & C. SpA	353,619	1,105,043
*Pininfarina SpA	82,321	269,343
*Pirelli & Co. SpA	6,723,096	3,868,255
*Premafin Finanziaria SpA	961,257	1,307,400
Prysmian SpA	244,229	4,397,629
#Recordati SpA	390,377	2,936,347
*Reply SpA	2,796	64,374
*Retelit SpA	15,691	8,260
*Richard-Ginori 1735 SpA	140,800	12,093
Sabaf SpA	22,649	510,460
#SAES Getters SpA	30,068	236,987
*Safilo Group SpA	758,103	459,547
#Saras SpA	851,107	2,046,410
Screen Service Broadcasting Technologies SpA	134,844	113,057
#*Seat Pagine Gialle SpA	1,247,253	283,029
*Snai SpA	85,704	325,079
#Societa Iniziative Autostradali e Servizi SpA	129,493	1,191,545
#*Societe Cattolica di Assicurazoni Scrl SpA	166,478	5,222,099
*Sogefi SpA	173,096	504,314
Sol SpA	166,511	972,255
*Sorin SpA	1,079,611	2,126,643
#*Stefanel SpA	216,413	78,034
*Telecom Italia Media SpA	10,954	10,854

1174

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
#*Tiscali SpA	3,437,478	$732,543
Tod’s SpA	45,421	3,332,540
Trevi Finanziaria SpA	121,804	2,007,920
*Uni Land SpA	51,835	55,469
#*Unipol Gruppo Finanziario SpA	1,639,334	1,716,811
Vianini Industria SpA	59,070	113,359
Vianini Lavori SpA	175,180	1,081,789
*Vincenzo Zucchi SpA	17,590	11,802
Vittoria Assicurazioni SpA	121,346	633,577
Zignago Vetro SpA	11,414	66,073

TOTAL ITALY		143,965,536

NETHERLANDS — (4.9%)
#Aalberts Industries NV	355,012	5,783,828
Accell Group NV	34,727	1,570,435
*AFC Ajax NV	18,134	162,742
#*AMG Advanced Metallurgical Group NV	10,350	114,544
#Amsterdam Commodities NV	58,056	455,724
#Arcadis NV	180,820	3,910,195
#*ASM International NV	196,173	5,111,863
*Atag Group NV	4,630	1,788
#*B, Inc. Bank NV	66,749	933,623
Batenburg Beheer NV	10,306	275,953
Beter Bed Holding NV	67,391	1,655,272
Brunel International NV	49,814	1,827,701
Crown Van Gelder NV	18,307	189,047
#*Crucell NV	230,971	4,835,684
*Crucell NV ADR	45,768	961,586
#*CSM NV	107,533	3,474,932
DOCdata NV	22,463	268,033
*Draka Holding NV	47,528	927,721
Exact Holding NV	58,417	1,464,997
*Fornix Biosciences NV	29,890	178,859
Fugro NV	78,737	5,125,257
*Gamma Holding NV	1,384	23,213
Grontmij NV	74,782	1,740,609
Hunter Douglas NV	21	1,056
Imtech NV	240,919	7,597,862
#*InnoConcepts NV	237,971	189,265
*Kardan NV	32,036	182,065
KAS Bank NV	47,193	791,356
Kendrion NV	39,829	527,619
#Koninklijke Bam Groep NV	415,704	3,116,276
Koninklijke Boskalis Westminster NV	133,054	6,001,579
#Koninklijke Ten Cate NV	98,297	2,682,281
Koninklijke Vopak NV	65,067	5,336,894
#Macintosh Retail Group NV	43,877	977,929
Mediq NV	208,313	3,862,831
#Nederlandsche Apparatenfabriek NV	28,810	765,518
Nutreco Holding NV	136,273	8,526,171
*Ordina NV	150,761	801,613
*Punch Graphix NV	49,509	293,415
*Qurius NV	335,655	144,666
*Randstad Holdings NV	25,148	1,274,222
*Roto Smeets Group NV	12,418	217,878
Royal Reesink NV	2,050	183,273
SBM Offshore NV	259,949	5,115,415
Sligro Food Group NV	92,887	3,125,616
*SNS Reaal Groep NV	203,922	1,178,457
*Stern Groep NV	1,258	32,583
*Super De Boer NV	255,159	—

1175

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Telegraaf Media Groep NV	163,704	$3,358,304
*Textielgroep Twenthe NV	1,000	3,329
TKH Group NV	98,188	2,057,217
#*TomTom NV	175,974	1,409,671
*Unit 4 Agresso NV	74,403	1,944,585
*USG People NV	203,344	3,582,534
#*Van der Moolen Holding NV	117,201	4,660
Wavin NV	428,264	854,443

TOTAL NETHERLANDS		107,134,189

NORWAY — (3.6%)
*ABG Sundal Collier Holding ASA	94,209	119,622
#Acergy SA	192,943	3,675,520
#*Acta Holding ASA	230,000	111,042
#*Aker ASA	6,773	176,936
Aker Kvaerner ASA	140,625	2,350,164
#*Aktiv Kapital ASA	78,617	556,867
Arendals Fosse Kompani ASA	100	28,525
#Atea ASA	222,782	1,824,670
#*Austevoll Seafood ASA	49,188	391,440
#*Blom ASA	80,567	104,451
Bonheur ASA	50,200	1,461,300
*BW Offshore, Ltd. ASA	169,809	277,483
*BWG Homes ASA	39,939	122,772
*Camillo Eitze & Co. ASA	58,200	146,045
*Cermaq ASA	201,540	2,242,111
#*Copeinca ASA	42,440	360,374
*Deep Sea Supply PLC	102,000	208,015
#*Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	4,522,071
*Det Norske Oljeselskap ASA (B1L95G3)	29,088	156,135
*Dockwise, Ltd. ASA	14,262	413,350
#*DOF ASA	117,912	871,913
#*EDB Business Partner ASA	164,034	501,504
#*Eitzen Chemical ASA	96,571	37,583
#Ekornes ASA	109,590	2,373,933
*Eltek ASA	28,000	13,141
#Farstad Shipping ASA	59,440	1,608,159
Ganger Rolf ASA	52,803	1,421,255
*Golar LNG Energy, Ltd.	2,043	2,976
Golar LNG, Ltd.	16,969	221,066
#*Golden Ocean Group, Ltd. ASA	570,600	1,136,059
*Grieg Seafood ASA	49,735	150,211
#*Havila Shipping ASA	22,400	240,698
*IOT Holdings ASA	75,603	3,209
#*Kongsberg Automotive ASA	352,000	299,008
#Kongsberg Gruppen ASA	126,836	2,494,809
*Kverneland Group ASA	258,080	157,770
Leroy Seafood Group ASA	18,560	440,319
#*Marine Harvest ASA	4,015,581	3,726,010
Nordic Semiconductor ASA	27,509	495,621
#*Norse Energy Corp. ASA	1,225,381	730,562
#*Norske Skogindustrier ASA Series A	320,620	490,323
*Norwegian Air Shuttle ASA	49,007	1,106,730
*Norwegian Energy Co. ASA	342,631	956,816
Odfjell ASA Series A	92,300	720,936
#*Olav Thon Eiendomsselskap ASA	12,960	1,683,701
#Opera Software ASA	127,285	505,325
*PCI Biotech AS	3,357	32,438
*Petroleum Geo-Services ASA	351,000	4,830,689
*Petrolia Drilling ASA	7,286,093	457,262
Photocure ASA	33,562	285,899

1176

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#*Pronova BioPharma ASA	363,384	$1,160,967
Prosafe ASA	372,606	2,077,797
*Prosafe Production Public, Ltd. ASA	276,171	693,201
#*Q-Free ASA	80,000	258,578
Rieber & Son ASA Series A	106,654	775,819
*Salmar ASA	4,155	40,140
#Scana Industrier ASA	299,618	438,779
#*Schibsted ASA	98,537	2,445,193
*Scorpion Offshore, Ltd. ASA	24,793	161,210
*Seabird Exploration, Ltd. ASA	106,000	70,970
*Sevan Marine ASA	877,656	1,270,557
#*Siem Offshore, Inc. ASA	64,178	125,126
#Solstad Offshore ASA	57,000	1,204,290
*Songa Offshore SE	187,462	859,735
#SpareBanken 1 SMN	178,812	1,467,001
*Storebrand ASA	601,700	4,525,399
#*TGS Nopec Geophysical Co. ASA	404,241	7,747,472
#Tomra Systems ASA	587,328	2,817,435
*TTS Marine ASA	41,000	55,783
#Veidekke ASA	310,230	2,595,937
#Wilh. Wilhelmsen ASA	60,550	1,460,309

TOTAL NORWAY		79,496,516

PORTUGAL — (1.0%)
#*Altri SGPS SA	94,568	568,014
#Banco BPI SA	559,833	1,258,273
Banif SGPS SA	193,177	243,797
*Corticeira Amorim SA	223,729	274,801
*Finibanco Holdings SGPS SA	291,186	517,041
Ibersol SGPS SA	20,401	191,100
#*Impresa SGPS	369,303	757,220
#*Investimentos Participacoes e Gestao SA	319,480	233,039
#Jeronimo Martins SGPS SA	506,890	5,245,018
#Mota-Engil SGPS SA	341,524	1,229,532
*Novabase SGPS SA	65,729	352,989
*ParaRede SGPS SA	94,525	84,305
Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,158,612
#Redes Energeticas Nacionais SA	332,838	1,195,070
*Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	364,931
Sociedade de Investimento e Gestao SGPS SA	256,388	2,594,361
#*Sonae Industria SGPS SA	264,159	807,229
#Sonae SGPS SA	1,188,232	1,307,063
#*Sonaecom SGPS SA	453,482	795,909
*Sumol + Compal SA	67,967	128,653
#*Teixeira Duarte Engenharia e Construcoes SA	734,737	882,482
Toyota Caetano Portugal SA	53,308	234,934
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,321,252

TOTAL PORTUGAL		22,745,625

SPAIN — (4.5%)
#Abengoa SA	134,166	3,262,976
Adolfo Dominguez SA	20,351	306,670
Almirall SA	144,031	1,559,951
#Amper SA	88,114	585,561
#Antena 3 de Television SA	240,050	2,222,073
#*Avanzit SA	555,254	453,256
*Azkoyen SA	70,532	262,885
#Banco de Valencia SA	65,366	381,103
Banco Guipuzcoano SA	339,914	2,535,882
#Banco Pastor SA	259,826	1,415,813
*Baron de Ley SA	13,910	671,107

1177

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#Bolsas y Mercados Espanoles SA	144,435	$3,993,594
Caja de Ahorros del Mediterraneo SA	30,644	245,185
*Campofrio Food Group SA	95,179	870,291
#Cementos Portland Valderrivas SA	42,135	967,264
*Cie Automotive SA	12,805	61,833
*Codere SA	28,493	300,163
Compania Vinicola del Norte de Espana SA	16,119	311,527
Construcciones y Auxiliar de Ferrocarriles SA	7,283	3,994,812
#*Corporacion Dermoestetica SA	30,628	111,596
*Dinamia SA	7,515	100,578
#Duro Felguera SA	172,631	1,921,336
#Ebro Puleva SA	312,280	5,815,276
Elecnor SA	198,254	2,942,564
#*Ercros SA	226,105	391,938
*Estacionamientos Urbanos SA	4,200	—
#Faes Farma SA	455,399	1,870,589
*Faes Farma SA I-10 Shares	37,950	156,638
Fluidra SA	35,089	126,951
Gamesa Corp Tecnologica SA	169,748	2,085,848
#*General de Alquiler de Maquinaria SA	32,241	117,502
#Gestevision Telec, Inc. SA	191,290	2,719,983
#Grifols SA	318,429	4,031,339
Grupo Catalana Occidente SA	160,495	3,235,175
*Grupo Empresarial Ence SA	528,684	1,934,422
#*Grupo Tavex SA	244,131	156,192
#*Iberia Lineas Aereas de Espana SA	1,381,661	4,618,933
Iberpapel Gestion SA	25,850	426,038
*Inbesos SA	11,453	27,769
Indra Sistemas SA	201,132	4,032,099
Inmobiliaria del Sur SA	2,902	57,797
#*La Seda de Barcelona SA	1,923,682	871,995
#Laboratorios Farmaceuticos Rovi SA	18,975	165,305
#Mecalux SA	38,470	752,671
Miquel y Costas & Miquel SA	26,111	588,172
#*Natra SA	109,456	359,019
*Natraceutical SA	645,689	401,669
#*NH Hoteles SA	421,083	1,939,496
*Nicolas Correa SA	26,994	70,996
#Obrascon Huarte Lain SA	130,017	3,697,846
#*Papeles y Cartones de Europa SA	209,482	996,706
Pescanova SA	36,768	1,050,253
Prim SA	39,424	391,582
#*Promotora de Informaciones SA	303,496	1,261,152
#Prosegur Cia de Seguridad SA	87,574	4,063,366
*Realia Business SA	120,505	288,830
*Renta Corp Real Estate SA	20,828	89,559
#*Reyal Urbis SA	17,701	65,132
#*Service Point Solutions SA	553,372	558,270
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	404,847
#Sol Melia SA	206,682	1,718,310
#*Solaria Energia y Medio Ambiente SA	59,008	153,935
#*SOS Corp Alimentaria SA	294,272	781,801
#*Tecnicas Reunidas SA	39,312	2,385,581
*Telecomunicaciones y Energia SA	146,125	560,925
#Tubacex SA	427,191	1,645,199
#Tubos Reunidos SA	416,951	1,145,285
Unipapel SA	47,385	723,205
#*Vertice Trescientos Sesenta Grados SA	57,183	26,297
Vidrala SA	64,706	1,611,193
Viscofan SA	183,430	4,959,735
#*Vocento SA	194,970	1,174,952

1178

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#*Zeltia SA	556,824	$2,790,364

TOTAL SPAIN		98,976,157

SWEDEN — (6.3%)
Aarhuskarlshamn AB	56,081	1,411,779
*Academedia AB	5,572	150,610
Acando AB	160,086	312,312
#*Active Biotech AB	104,812	1,566,551
Addtech AB Series B	59,000	1,008,731
AF AB	47,200	1,509,410
#*Anoto Group AB	43,594	31,574
#Aros Quality Group AB	41,400	263,091
Atrium Ljungberg AB Series B	15,200	139,395
#*Avanza Bank Holding AB	23,733	800,261
Axfood AB	89,350	2,552,993
#Axis Communications AB	174,894	2,809,638
#B&B Tools AB	77,850	1,263,405
#BE Group AB	38,662	276,450
#Beiger Electronics AB	14,700	300,625
Beijer Alma AB	57,200	929,818
*Bergs Timber AB Series B	17,000	71,207
*Betsson AB	56,594	916,654
#*Bilia AB Series A	113,425	1,538,751
#*Billerud AB	326,600	2,562,652
BioGaia AB Series B	38,000	518,873
*BioInvent International AB	87,379	397,477
#Biotage AB	141,240	139,272
*Biovitrum AB	188,816	1,087,519
*Bjoern Borg AB	34,707	316,504
#Boliden AB	497,124	6,839,672
Bong Ljungdahl AB	24,800	109,895
*Boras Waefveri AB Series B	11,500	5,800
Bure Equity AB	64,375	246,371
#Cantena AB	56,762	841,764
Cardo AB	61,300	1,970,974
Castellum AB	408,700	3,699,913
#Clas Ohlson AB Series B	71,332	1,259,641
*Cloetta AB	55,296	296,626
#Concordia Maritime AB Series B	70,300	210,861
Consilium AB Series B	16,994	58,245
*CyberCom Group Europe AB	1,744	7,290
#*D. Carnegie & Co. AB	181,000	—
#*Diamyd Medical AB	28,958	496,623
*DORO AB	1,200	3,846
*Duni AB	33,949	274,492
*East Capital Explorer AB	34,778	404,241
#Elekta AB Series B	302,500	7,855,659
*Enea Data AB Series B	56,200	317,144
#*Eniro AB	275,520	791,178
Fabege AB	391,400	2,430,357
#Fagerhult AB	16,800	309,096
*Fenix Outdoor AB	1,090	22,507
#G & L Beijer AB Series B	27,400	758,658
*Gunnebo AB	106,800	455,065
#Hakon Invest AB	129,449	2,220,669
*Haldex AB	72,500	790,172
Heba Fastighets AB Series B	43,500	351,255
Hexagon AB	146,005	2,316,263
*Hexpol AB	8,172	108,422
*HIQ International AB	123,289	593,699
#HL Display AB Series B	57,600	284,549

1179

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Hoganas AB Series B	85,800	$2,561,191
Holmen AB	75,114	1,894,357
*HQ AB	18,239	310,334
Industrial & Financial Systems AB Series B	50,260	542,799
Indutrade AB	6,507	160,228
Intrum Justitia AB	180,322	2,129,398
#*JM AB	267,473	4,308,970
KappAhl AB	102,978	921,551
#*Karo Bio AB	208,466	235,503
#*Klovern AB	294,976	924,817
*Know IT AB	20,464	191,369
#Kungsleden AB	412,300	2,613,510
Lagercrantz Group AB Series B	64,300	269,690
Lammhults Design Group AB	19,547	123,774
*LBI International AB	127,651	251,340
#Lennart Wallenstam Byggnads AB Series B	120,400	2,205,558
#Lindab International AB	54,077	608,605
#*Loomis AB	133,262	1,516,282
*Lundin Petroleum AB	516,242	3,139,395
*Meda AB Series A	577,863	5,542,311
#*Medivir AB	44,650	660,652
#Mekonomen AB	33,690	666,978
#*Micronic Mydata AB	18,391	35,130
*Midelfart Sonesson AB Series B	6,933	4,652
Modern Times Group AB Series B	107,750	6,561,146
*Munters AB	181,900	1,276,994
NCC AB Series B	216,320	3,336,377
#*Net Insight AB	924,000	585,117
New Wave Group AB Series B	92,632	492,563
NIBE Industrier AB	192,620	2,233,958
*Niscayah Group AB	455,246	851,660
#*Nobia AB	421,100	2,174,041
#Nolato AB Series B	66,440	681,165
*Nordnet AB	75,885	308,984
OEM International AB Series B	44,400	274,141
#*Opcon AB	11,134	50,326
#ORC Software AB	36,300	779,526
#*Orexo AB	35,543	207,315
Oriflame Cosmetics SA	50,405	2,856,181
*Pa Resources AB	357,209	916,987
#*Partnertech AB	28,800	123,248
Peab AB Series B	425,900	2,587,227
Poolia AB Series B	33,150	181,145
*Pricer AB Series B	1,711,500	181,606
ProAct IT Group AB	29,000	418,376
*Proffice AB	215,400	802,694
Profilgruppen AB	13,582	95,867
#*Q-Med AB	154,800	1,661,856
*RaySearch Laboratories AB	29,880	178,214
Rederi AB Transatlantic	93,000	328,570
*Rezidor Hotel Group AB	184,894	856,103
*rnb Retail & Brands AB	250,484	346,253
#*Saab AB	85,640	1,325,367
#*SAS AB (7129577)	1,938,372	343,554
#*SAS AB (B56THX7)	5,815,116	1,027,633
*Scribona AB Series B	226,140	268,343
#*Seco Tools AB	37,705	543,186
*Sectra AB	14,286	72,848
#*Semcon AB	39,900	172,681
Sigma AB Series B	25,800	19,147
*Sintercast AB	11,800	113,313

1180

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
#Skistar AB	92,100	$1,714,165
#Studsvik AB	21,900	272,907
#SWECO AB Series B	183,300	1,459,087
*Trelleborg AB Series B	878,565	6,356,388
Uniflex AB Series B	3,630	61,278
VBG AB Series B	1,084	14,232
Vitrolife AB	41,500	223,726
#Wihlborgs Fastigheter AB	63,858	1,289,015

TOTAL SWEDEN		137,649,403

SWITZERLAND — (10.9%)
Acino Holding AG	8,398	1,227,754
*Addex Pharmaceuticals, Ltd.	1,491	16,327
*Advanced Digital Broadcast Holdings SA	730	28,230
Affichage Holding SA	5,703	617,806
*AFG Arbonia-Forster Holding AG	13,542	346,189
Allreal Holding AG	26,513	3,078,505
Also Holding AG	16,195	719,699
Aryzta AG	265,691	10,151,959
*Ascom Holding AG	160,822	1,763,332
Bachem Holdings AG	24,136	1,527,735
Bank Coop AG	30,796	2,001,218
*Bank Sarasin & Cie AG Series B	172,644	6,715,373
Banque Cantonale de Geneve SA	4,021	871,906
Banque Cantonale du Jura SA	4,500	255,542
Banque Cantonale Vaudoise AG	8,999	3,957,432
Banque Privee Edmond de Rothschild SA	157	3,814,224
Barry Callebaut AG	3,696	2,331,555
Basellandschaftliche Kantonalbank AG	582	625,136
*Basilea Pharmaceutica AG	2,629	192,094
Basler Kantonalbank AG	3,114	380,185
Belimo Holdings AG	1,830	2,206,563
*Bell Holding AG	47	70,814
Bellevue Group AG	26,524	936,004
Berner Kantonalbank AG	23,122	5,158,343
*Bobst Group AG	35,619	1,414,369
Bossard Holding AG	8,222	579,441
Bucher Industries AG	31,723	3,886,115
Burckhardt Compression Holding AG	2,477	473,123
Calida Holding AG	396	162,808
Carlo Gavazzi Holding AG	1,065	158,533
Centralschweizerische Kraftwerke AG	133	40,844
*Cham Paper Holding AG	490	102,260
Charles Voegele Holding AG	28,617	1,331,585
*Cicor Technologies, Ltd.	312	9,468
Cie Financiere Tradition SA	5,511	614,710
*Clariant AG	756,817	10,441,951
Coltene Holding AG	12,876	680,988
Conzzeta AG	1,375	2,415,974
#*Cytos Biotechnology AG	2,412	25,906
Daetwyler Holding AG	26,077	1,666,201
Datacolor AG	458	128,834
Edipresse SA	1,527	409,948
#EFG International AG	45,259	759,317
#EGL AG	3,062	2,320,067
*ELMA Electronic AG	472	192,427
Emmi AG	13,244	2,062,602
EMS-Chemie Holding AG	26,147	3,496,476
Energiedienst Holding AG	71,249	3,586,930
*Feintol International Holding AG	1,601	482,056
Flughafen Zuerich AG	13,056	4,294,585

1181

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Forbo Holding AG	5,817	$2,414,333
Fuchs Petrolub AG	19,235	1,832,075
#Galenica Holding AG	15,281	5,942,441
*GAM Holdings, Ltd. AG	326,712	4,058,254
George Fisher AG	10,991	3,886,638
Gurit Holding AG	1,288	709,509
Helvetia Holding AG	12,462	3,807,900
Hexagon AB	81,720	1,245,373
Implenia AG	48,118	1,384,053
*Interroll-Holding SA	2,404	787,274
Intershop Holding AG	3,345	986,535
Kaba Holding AG	10,381	2,948,022
*Kardex AG	17,464	637,076
Komax Holding AG	8,744	698,722
Kudelski SA	103,843	3,105,102
Kuoni Reisen Holding AG	12,374	4,386,528
Lem Holdings SA	3,546	1,175,432
*Liechtensteinische Landesbank AG	872	66,124
#*LifeWatch AG	55,532	911,701
#*Logitech International SA	376,693	6,149,652
Luzerner Kantonalbank AG	17,399	4,892,040
Metall Zug AG	202	562,217
#*Meyer Burger Technology AG	36,385	891,652
*Micronas Semiconductor Holding AG	54,781	303,505
Mobilezone Holding AG	112,258	932,027
Mobimo Holding AG	2,054	349,435
#Nobel Biocare Holding AG	163,678	3,587,521
#*OC Oerlikon Corp AG	5,967	196,884
*Orascom Development Holding AG	1,691	105,015
Orell Fuessli Holding AG	4,930	650,891
Panalpina Welttransport Holding AG	13,080	1,176,339
*Parco Industriale e Immobiliare SA	600	1,951
Partners Group Holding AG	24,085	3,224,619
Petroplus Holdings AG	147,079	2,622,576
Phoenix Mecano AG	2,953	1,490,739
PSP Swiss Property AG	141,111	8,398,369
*PubliGroupe SA	692	70,547
*Rieters Holdings AG	15,236	4,645,037
Romande Energie Holding SA	2,714	4,579,869
*Schaffner Holding AG	1,830	301,219
*Schmolz + Bickenbach AG	581	19,660
Schulthess Group AG	14,148	598,651
Schweiter Technologies AG	3,994	2,307,753
*Schweizerische National-Versicherungs-Gesellschaft AG	38,367	1,126,969
#Siegfried Holding AG	8,312	702,364
Sika AG	4,203	7,465,288
Societa Elettrica Sopracenerina SA	2,340	531,643
St. Galler Kantonalbank AG	8,951	3,968,062
#Straumann Holding AG	8,595	2,111,951
Sulzer AG	53,802	5,334,848
Swiss Prime Site AG	163,073	9,643,069
Swisslog Holding AG	775,803	690,652
*Swissmetal Holding AG	13,504	133,187
Swissquote Group Holding SA	40,025	1,702,435
*Tamedia AG	14,878	1,171,773
Tecan Group AG	38,976	2,589,166
#*Temenos Group AG	148,205	4,030,689
*Tornos SA	38,028	314,900
*U-Blox AG	110	3,509
Valartis Group AG	715	22,121
#Valiant Holding AG	33,293	6,330,913

1182

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Valora Holding AG	10,995	$2,762,219
Vaudoise Assurances Holdings SA	3,140	691,780
Verwaltungs und Privat-Bank AG	1,533	173,809
Villars Holding SA	150	77,708
#Von Roll Holding AG	39,341	251,842
Vontobel Holdings AG	94,743	2,724,870
VZ Holding AG	266	23,358
Walliser Kantonalbank AG	1,416	879,667
*WMH Walter Meier Holding AG	4,738	605,757
#Ypsomed Holdings AG	5,371	327,689
Zehnder Group AG	764	1,259,077
*Zueblin Immobilien Holding AG	76,620	317,537
Zuger Kantonalbank AG	611	2,637,958

TOTAL SWITZERLAND		240,379,513

UNITED KINGDOM — (0.2%)
#*EnQuest P.L.C.	680,959	1,048,251
*Jazztel P.L.C.	372,771	1,505,024
#*Subsea 7, Inc. P.L.C.	100,800	1,971,394

TOTAL UNITED KINGDOM		4,524,669

TOTAL COMMON STOCKS		1,757,372,693

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Fuchs Petrolub AG	19,235	1,894,634

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*Warimpex Finanz- und Beteiligungs AG Rights 05/10/10	5,570	—

BELGIUM — (0.0%)
*Deceuninck NV STRIP VVPR.	247,412	329
*RealDolmen NV STRIP VVPR	6,067	89
*Zenitel NV STRIP VVPR	8,654	35

TOTAL BELGIUM		453

FRANCE — (0.0%)
*Cybergun SA Series B Warrants 07/15/10	1,136	68
*Technicolor SA Rights 05/11/10 (B3RG4N2)	1,013,751	—
#*Technicolor SA Rights 05/11/10 (B3YLYP2)	1,013,751	226,760

TOTAL FRANCE		226,828

ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	62,985	5,325
*KME Group SpA Warrants 12/30/11	197,550	5,497
*Tiscali SpA Warrants 12/15/14	117,622	564

TOTAL ITALY		11,386

SPAIN — (0.0%)
#*Banco de Valencia SA Rights 05/06/10	65,366	7,659

SWEDEN — (0.0%)
*Medivir AB Rights 05/28/10	44,650	70,891
*Micronic Mydata AB Rights 05/21/10	18,391	—

TOTAL SWEDEN		70,891

SWITZERLAND — (0.0%)
*Siegfried Holding AG Rights 04/26/10	8,228	23,702

TOTAL RIGHTS/WARRANTS		340,919

1183

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $25,045,000 FHLMC 6.50%, 09/01/37, valued at $12,794,553) to be repurchased at $12,605,200	$12,605	$12,605,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.5%)
§@DFA Short Term Investment Fund	428,637,743	428,637,743
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $296,485) to be repurchased at $290,677	$291	290,672

TOTAL SECURITIES LENDING COLLATERAL		428,928,415

TOTAL INVESTMENTS — (100.0%) (Cost $1,976,947,922)		$2,201,141,661

1184

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (82.7%)
ARGENTINA — (0.1%)
#Petrobras Energia Participaciones SA ADR	106,144	$1,721,656

BRAZIL — (3.3%)
Banco do Brasil SA	10,200	175,922
*Brasil Telecom SA	38,241	316,796
*Brasil Telecom SA ADR	8,140	65,201
#BRF - Brasil Foods SA ADR	590,060	7,877,301
Companhia de Bebidas das Americas	66,744	5,649,002
Companhia Siderurgica Nacional SA	734,552	13,733,893
*Cosan SA Industria e Comercio	4,600	57,823
CPFL Energia SA	1,935	39,719
*Fibria Celulose SA	13,825	272,643
*Fibria Celulose SA Sponsored ADR	18,180	360,873
*Hypermarcas SA	14,300	195,877
*OGX Petroleo e Gas Participacoes SA	149,800	1,497,785
Petroleo Brasilerio SA ADR	868,746	36,860,893
Souza Cruz SA	86,274	3,345,242
Tele Norte Leste Participacoes SA	59,254	1,051,624
Tractebel Energia SA	140,100	1,788,476
*Vale SA Sponsored ADR	134,000	4,104,420
Vivo Participacoes SA	16,288	430,848
Weg Industrias SA	278,866	2,847,618

TOTAL BRAZIL		80,671,956

CHILE — (1.5%)
#Banco de Chile Series F ADR	47,992	3,004,299
Banco Santander Chile SA ADR	68,948	4,542,984
#Cia Cervecerias Unidas SA ADR	36,857	1,590,380
Colbun SA	1,731,270	443,702
Embotelladora Andina SA Series A ADR	26,068	462,707
Embotelladora Andina SA Series B ADR	29,233	639,326
#Empresa Nacional de Electricidad SA Sponsored ADR	167,312	7,771,642
Empresas Copec SA	12,626	201,695
Enersis SA Sponsored ADR	404,226	8,040,055
Lan Airlines SA Sponsored ADR	247,136	4,705,469
#Sociedad Quimica y Minera de Chile SA Sponsored ADR	144,517	5,202,612
#Vina Concha Y Toro SA Sponsored ADR	26,767	1,165,703

TOTAL CHILE		37,770,574

CHINA — (9.2%)
Agile Property Holdings, Ltd.	372,000	430,524
*Air China, Ltd.	262,000	289,182
#Alibaba.com, Ltd.	219,500	418,139
#*Aluminum Corp. of China, Ltd. ADR	32,500	788,450
Angang Steel Co., Ltd.	278,000	428,814
#Anhui Conch Cement Co., Ltd.	172,000	550,300
Bank of China, Ltd.	36,691,000	18,887,982
Bank of Communications Co., Ltd.	1,431,000	1,629,779
*Beijing Capital International Airport Co., Ltd.	352,000	211,754
Beijing Enterprises Holdings, Ltd.	131,500	850,559
Belle International Holdings, Ltd.	1,948,000	2,666,181
#*BYD Co., Ltd.	395,886	3,507,600
*China Agri-Industries Holdings, Ltd.	348,000	455,050
China Citic Bank Corp., Ltd.	1,231,000	804,565
China Coal Energy Co.	542,000	816,522
China Communications Construction Co., Ltd.	1,073,000	1,010,337
China Construction Bank Corp.	21,737,000	17,679,518
China COSCO Holdings Co., Ltd.	565,500	717,338

1185

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#China Life Insurance Co., Ltd. ADR	250,705	$16,945,151
*China Mengniu Dairy Co., Ltd.	200,000	599,966
#China Merchants Bank Co., Ltd.	1,218,534	2,996,429
China Merchants Holdings (International) Co., Ltd.	267,652	929,772
China Mobile, Ltd. Sponsored ADR	696,697	34,068,483
China National Building Material Co., Ltd.	164,000	269,617
China Oilfield Services, Ltd.	210,000	293,904
China Overseas Land & Investment, Ltd.	1,550,000	3,021,455
#China Petroleum and Chemical Corp. (Sinopec) ADR	41,800	3,354,868
*China Power International Development, Ltd.	266,000	60,604
*China Railway Construction Corp., Ltd.	476,500	592,633
*China Railway Group, Ltd.	873,000	601,771
China Resources Enterprise, Ltd.	1,737,000	6,128,188
China Resources Land, Ltd.	748,000	1,368,716
China Resources Power Holdings Co., Ltd.	920,000	1,872,125
China Shenhua Energy Co., Ltd.	1,971,500	8,459,943
*China Shipping Container Lines Co., Ltd.	867,000	359,833
#China Shipping Development Co., Ltd.	298,000	444,859
*China Southern Airlines Co., Ltd. ADR	4,600	116,932
*China Taiping Insurance Holdings Co., Ltd.	140,600	465,340
China Telecom Corp., Ltd.	1,014,000	465,213
China Telecom Corp., Ltd. ADR	20,200	927,180
China Travel International Investment Hong Kong, Ltd.	768,000	189,604
China Unicom Hong Kong, Ltd. ADR	145,400	1,807,322
China Yurun Food Group, Ltd.	192,000	585,888
CITIC Pacific, Ltd.	1,605,000	3,494,935
*CITIC Resources Holdings, Ltd.	740,000	173,502
CNOOC, Ltd.	45,000	79,039
#CNOOC, Ltd. ADR	67,956	11,954,820
#Country Garden Holdings Co.	2,232,000	683,668
#Datang International Power Generation Co., Ltd.	496,000	207,362
Denway Motors, Ltd.	760,000	447,338
Dongfang Electric Co., Ltd.	31,200	201,907
Dongfeng Motor Corp.	496,000	704,443
*Fosun International	412,500	320,404
*FU JI Food & Catering Services	289,000	—
*Fushan International Energy Group, Ltd.	402,000	282,392
*GOME Electrical Appliances Holdings, Ltd.	1,536,000	495,041
#Guangzhou R&F Properties Co., Ltd.	222,800	291,052
Harbin Power Equipment Co., Ltd.	104,000	81,375
Hengan International Group Co., Ltd.	118,500	908,960
#*HKC (Holdings), Ltd.	2,641,797	190,301
*Hong Kong Energy Holdings, Ltd.	31,221	3,042
Hopson Development Holdings, Ltd.	186,000	240,600
#Huaneng Power International, Inc. ADR	12,000	276,000
Industrial & Commercial Bank of China, Ltd.	34,093,000	24,848,598
Jiangsu Express Co., Ltd.	764,000	711,487
Jiangxi Copper Co., Ltd.	286,000	599,877
Kunlun Energy Co., Ltd.	450,000	595,278
Lenovo Group, Ltd.	858,000	632,530
#*Maanshan Iron & Steel Co., Ltd.	446,000	233,960
Nine Dragons Paper Holdings, Ltd.	336,000	566,795
*Parkson Retail Group, Ltd.	224,500	366,097
PetroChina Co., Ltd. ADR	115,210	13,264,127
#*PICC Property & Casualty Co., Ltd.	498,000	472,798
Ping An Insurance (Group) Co. of China, Ltd.	248,500	2,119,532
*Semiconductor Manufacturing International Corp. ADR	228,017	1,213,050
#Shanghai Electric Group Co., Ltd.	2,392,000	1,140,879
Shanghai Industrial Holdings, Ltd.	134,000	580,643
Shenzhen Expressway Co., Ltd.	110,000	55,310
Shenzhen International Holdings, Ltd.	2,350,000	176,359

1186

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Shimao Property Holdings, Ltd.	291,000	$442,414
Sino-Ocean Land Holdings, Ltd.	566,000	435,359
#*Sinopec Shanghai Petrochemical Co , Ltd.	366,000	140,515
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	45,322
Sinotrans, Ltd.	564,000	134,196
Tencent Holdings, Ltd.	700,600	14,470,766
Tingyi (Cayman Islands) Holding Corp.	1,072,000	2,663,115
Tsingtao Brewery Co., Ltd.	58,000	287,249
*Want Want China Holdings, Ltd.	312,000	233,441
Weichai Power Co., Ltd.	37,000	303,733
Zijin Mining Group Co., Ltd.	428,000	332,466
#ZTE Corp.	629,232	2,258,075

TOTAL CHINA		229,428,542

CZECH REPUBLIC — (0.9%)
CEZ A.S.	279,544	13,404,286
Komercni Banka A.S.	14,663	3,009,453
Telefonica 02 Czech Republic A.S.	202,129	4,480,190

TOTAL CZECH REPUBLIC		20,893,929

HUNGARY — (1.3%)
ELMU NYRT	185	28,055
Magyar Telekom Telecommunications P.L.C.	665,618	2,368,384
*MOL Hungarian Oil & Gas NYRT	83,274	8,432,270
#*OTP Bank NYRT	473,736	16,652,516
Richter Gedeon NYRT	23,323	4,947,675
Tisza Chemical Group NYRT	36,832	592,216

TOTAL HUNGARY		33,021,116

INDIA — (10.9%)
ACC, Ltd.	43,053	874,747
Adani Enterprises, Ltd.	108,375	1,358,775
Ambuja Cements, Ltd.	987,822	2,683,058
Asea Brown Boveri India, Ltd.	78,498	1,392,765
Asian Paints, Ltd.	57,710	2,697,397
Axis Bank, Ltd.	331,592	9,385,993
Bajaj Auto, Ltd.	67,782	3,195,667
Bajaj Finserv, Ltd.	29,842	229,274
Bajaj Holdings & Investment, Ltd.	8,068	113,110
Bharat Electronics, Ltd.	7,300	300,905
Bharti Airtel, Ltd.	852,924	5,692,617
Bosch, Ltd.	17,003	1,860,859
Cipla, Ltd.	516,718	3,972,067
Colgate-Palmolive (India), Ltd.	6,437	107,574
Crompton Greaves, Ltd.	302,358	1,791,930
Cummins India, Ltd.	12,348	157,734
Dabur India, Ltd.	308,253	1,249,306
Dr. Reddy's Laboratories, Ltd.	104,628	2,956,394
#Dr. Reddy's Laboratories, Ltd. ADR	83,498	2,345,459
EIH, Ltd.	40,981	117,343
GAIL India, Ltd.	57,000	548,980
GAIL India, Ltd. Sponsored GDR	28,791	1,670,995
GlaxoSmithKline Pharmaceuticals, Ltd.	38,937	1,659,219
Godrej Consumer Products, Ltd.	23,579	154,267
Grasim Industries, Ltd.	6,300	385,363
HCL Technologies, Ltd.	266,493	2,348,104
HDFC Bank, Ltd.	386,733	17,145,011
Hero Honda Motors, Ltd. Series B	124,678	5,324,700
Hindustan Unilever, Ltd.	1,319,137	7,091,362
ICICI Bank, Ltd. Sponsored ADR	88,726	3,772,630

1187

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Infosys Technologies, Ltd.	449,681	$27,426,840
#Infosys Technologies, Ltd. Sponsored ADR	233,496	13,981,740
Infrastructure Development Finance Co., Ltd.	1,931	7,363
ITC, Ltd.	1,620,930	9,658,560
Jindal Steel & Power, Ltd.	564,354	9,393,344
JSW Steel, Ltd.	106,526	2,914,733
Jubilant Organosys, Ltd.	34,862	262,802
Larsen & Toubro, Ltd.	297,025	10,682,170
Mahanagar Telephone Nigam, Ltd.	64,598	102,951
Mahindra & Mahindra, Ltd.	508,366	5,989,409
Mangalore Refinery & Petrochemicals, Ltd.	399,619	680,416
Maruti Suzuki India, Ltd.	111,461	3,188,362
Nirma, Ltd.	38,799	179,102
*Oracle Financial Services Software, Ltd.	14,000	680,363
Pantaloon Retail India, Ltd.	7,460	69,094
Pantaloon Retail India, Ltd. Class B	976	6,446
Proctor & Gamble Hygiene & Health Care, Ltd.	8,517	389,177
*Ranbaxy Laboratories, Ltd.	169,766	1,685,011
Reliance Capital, Ltd.	101,317	1,666,749
Reliance Communications, Ltd.	1,018,357	3,710,701
Reliance Energy, Ltd.	162,850	4,123,954
Reliance Industries, Ltd.	1,958,609	45,244,268
Sesa Goa, Ltd.	534,990	5,108,798
Shriram Transport Finance Co., Ltd.	624	7,907
Siemens India, Ltd.	153,743	2,437,817
Sterlite Industries (India), Ltd. Series A	431,495	7,931,929
Sun Pharmaceuticals Industries, Ltd.	125,337	4,428,515
Sun TV Network, Ltd.	10,627	99,913
Tata Consultancy Services, Ltd.	756,974	12,986,852
Tata Power Co., Ltd.	144,515	4,366,716
Tata Steel, Ltd.	88,889	1,226,300
United Spirits, Ltd.	21,912	615,921
Wipro, Ltd.	440,456	6,648,087
Zydus Wellness, Ltd.	11,485	101,791

TOTAL INDIA		270,587,706

INDONESIA — (2.4%)
*PT Adaro Energy Tbk	3,751,500	899,235
PT Aneka Tambang Tbk	862,000	229,538
PT Astra Agro Lestari Tbk	195,500	474,713
PT Astra International Tbk	2,890,061	14,934,573
*PT Bakrie & Brothers Tbk	8,273,000	62,981
PT Bank Central Asia Tbk	9,187,000	5,499,325
PT Bank Danamon Indonesia Tbk	2,719,740	1,725,253
PT Bank Mandiri Persero Tbk	3,021,000	1,913,259
*PT Bank Pan Indonesia Tbk	8,080,000	1,127,871
PT Bank Rakyat Indonesia Tbk	1,910,000	1,869,415
PT Bumi Resources Tbk	15,481,000	3,973,046
PT Gudang Garam Tbk	135,500	411,129
*PT Holcim Indonesia Tbk	512,500	131,626
PT Indo Tambangraya Megah Tbk	179,000	766,231
PT Indocement Tunggal Prakarsa Tbk	815,500	1,413,082
PT Indofood Sukses Makmur Tbk	1,529,500	652,554
PT Indosat Tbk	437,000	283,471
PT International Nickel Indonesia Tbk	1,038,000	563,546
PT Kalbe Farma Tbk	1,021,000	232,705
*PT Lippo Karawaci Tbk	6,121,750	393,031
*PT Panasia Indosyntec Tbk	75,100	1,958
PT Perusahaan Gas Negara Tbk	6,173,000	2,772,369
PT Semen Gresik Persero Tbk	2,263,000	2,037,741
PT Sinar Mas Agro Resources & Technology Tbk	1,151,000	508,067

1188

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Tambang Batubara Bukit Asam Tbk	253,500	$515,981
PT Telekomunikasi Indonesia Tbk	14,011,140	12,095,770
PT Unilever Indonesia Tbk	2,382,000	3,632,137
PT United Tractors Tbk	675,000	1,442,558

TOTAL INDONESIA		60,563,165

ISRAEL — (1.5%)
*Bank Hapoalim B.M.	703,018	2,830,462
*Bank Leumi Le-Israel B.M.	722,579	3,085,684
Bezeq Israeli Telecommunication Corp., Ltd.	754,480	1,842,668
Clal Industries & Investments, Ltd.	20,798	144,949
Elbit Systems, Ltd.	14,706	901,699
IDB Holding Corp., Ltd.	—	12
Israel Chemicals, Ltd.	256,638	3,071,819
Koor Industries, Ltd.	1	13
Makhteshim-Agan Industries, Ltd.	28,861	121,139
*Migdal Insurance & Financial Holdings, Ltd.	26,773	54,285
Osem Investment, Ltd.	1	8
Partner Communications Co., Ltd.	44,383	870,853
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	423,625	24,879,496

TOTAL ISRAEL		37,803,087

MALAYSIA — (4.5%)
Affin Holdings Berhad	312,600	293,339
Alliance Financial Group Berhad	301,700	294,061
AMMB Holdings Berhad	874,959	1,358,535
*Axiata Group Berhad	3,705,375	4,513,035
Batu Kawan Berhad	15,000	50,289
Berjaya Corp. Berhad	734,800	390,481
*Berjaya Media Berhad	18,300	5,199
Berjaya Sports Toto Berhad	803,464	1,146,830
Boustead Holdings Berhad	159,460	178,172
British American Tobacco Malaysia Berhad	225,200	3,099,647
CIMB Group Holdings Berhad	2,785,627	12,334,742
Digi.Com Berhad	495,162	3,523,009
EON Capital Berhad	175,500	388,391
Fraser & Neave Holdings Berhad	61,000	205,971
Gamuda Berhad	805,700	753,961
Genting Berhad	3,086,500	6,672,521
Genting Malaysia Berhad	4,928,500	4,449,179
Genting Plantations Berhad	276,600	586,639
Hong Leong Bank Berhad	732,150	1,989,962
Hong Leong Financial Group Berhad	249,329	676,662
IJM Corp. Berhad	336,560	518,195
IOI Corp. Berhad	5,115,605	8,682,972
KLCC Property Holdings Berhad	170,800	172,003
Kuala Lumpur Kepong Berhad	692,100	3,570,241
Lafarge Malayan Cement Berhad	259,580	547,326
Malayan Banking Berhad	729,253	1,741,130
*Malaysian Airlines System Berhad	1,198,734	812,145
Malaysian Bulk Carriers Berhad	49,000	47,548
*MISC Berhad	2,396,098	6,691,136
MMC Corp. Berhad	1,340,700	1,040,926
Nestle (Malaysia) Berhad	217,200	2,393,127
Oriental Holdings Berhad	232,900	442,286
Parkson Holdings Berhad	184,476	334,522
Petronas Dagangan Berhad	403,000	1,142,825
Petronas Gas Berhad	753,600	2,354,712
Plus Expressways Berhad	2,201,100	2,367,558
PPB Group Berhad	810,100	4,507,717
Public Bank Berhad (B012W42)	67,739	254,637

1189

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Public Bank Berhad (B012W53)	1,550,201	$5,834,565
RHB Capital Berhad	525,900	1,014,425
Shell Refining Co. Federation of Malaysia Berhad	227,000	766,629
Sime Darby Berhad	3,457,620	9,473,133
SP Setia Berhad	971,150	1,274,860
Star Publications (Malaysia) Berhad	401,300	422,879
Telekom Malaysia Berhad	1,705,900	1,851,449
Tenaga Nasional Berhad	2,121,000	5,637,883
*UEM Land Holdings Berhad	1,050,937	458,799
UMW Holdings Berhad	729,066	1,441,397
YTL Corp. Berhad	1,376,885	3,191,828
YTL Power International Berhad	283,040	194,032

TOTAL MALAYSIA		112,093,510

MEXICO — (6.6%)
#America Movil S.A.B. de C.V. Series L	17,737,259	45,638,804
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	5,979,675
#*Cementos de Mexico S.A.B de C.V. Series B	267,800	319,518
*Cemex S.A.B. de C.V. Sponsored ADR	12,500	148,500
#Coca-Cola Femsa S.A.B. de C.V. Series L	385,400	2,700,437
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	14,774
Corporativo Fragua S.A.B. de C.V. Series B	21	174
El Puerto de Liverpool S.A.B. de C.V. Series C1	289,300	1,562,545
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	9,994,060
*Gruma S.A.B. de C.V. ADR	67,311	492,717
#Grupo Carso S.A.B. de C.V. Series A-1	842,132	3,080,641
#Grupo Elektra S.A. de C.V.	99,850	4,703,689
#Grupo Financiero Banorte S.A.B. de C.V.	1,951,829	7,847,106
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	912,864	3,076,182
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	535,600	4,278,362
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	204,593
#Grupo Mexico S.A.B. de C.V. Series B	4,075,517	10,754,618
*Grupo Modelo S.A.B. de C.V. Series C	832,100	4,565,238
*Grupo Nutrisa S.A. de C.V.	129	325
*Grupo Qumma S.A. de C.V. Series B	1,591	23
#Grupo Televisa S.A. de C.V.	1,704,800	7,093,497
Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	2,282,060
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	2,524,776	3,280,994
#Industrias Penoles S.A.B. de C.V.	140,038	2,974,268
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	4,003,642
#*Organizacion Soriana S.A.B. de C.V. Series B	1,477,800	4,419,387
*Savia S.A. de C.V.	120,000	7,797
#Telefonos de Mexico S.A.B. de C.V.	6,988,000	5,369,163
Telefonos de Mexico S.A.B. de C.V. Series A	200,000	152,044
Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	189,242
#Telmex Internacional S.A.B. de C.V. (B39SR26)	8,329,530	7,928,859
Telmex Internacional S.A.B. de C.V. ADR	30,200	576,820
#Wal-Mart de Mexico S.A.B. de C.V. Series V	8,745,360	20,456,567

TOTAL MEXICO		164,096,321

PHILIPPINES — (0.5%)
Aboitiz Equity Ventures, Inc.	2,439,000	914,485
Aboitiz Power Corp.	530,000	180,435
Ayala Corp. Series A	264,933	2,006,738
Ayala Land, Inc.	7,832,118	2,384,398
Banco de Oro Unibank, Inc.	1,164,108	1,090,788
Bank of the Philippine Islands	1,972,456	1,999,125
*Energy Development Corp.	1,212,500	145,405
*Filipina Water Bottling Corp.	2,006,957	—
Metro Bank & Trust Co.	257,100	302,638
Philippine Long Distance Telephone Co.	57,920	3,245,508

1190

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
SM Prime Holdings, Inc.	508,168	$116,063

TOTAL PHILIPPINES		12,385,583

POLAND — (1.3%)
Asseco Poland SA (5978953)	29,080	557,210
*Asseco Poland SA (B67R6N0)	1,454	28,062
*Bank Handlowy w Warszawie SA	17,748	486,128
*Bank Pekao SA	163,030	9,289,895
*Bank Przemyslowo Handlowy BPH SA	2,029	48,740
*Bank Zackodni WBK SA	37,228	2,734,194
Browary Zywiec SA	13,634	2,385,907
*Cyfrowy Polsat SA	10,560	52,786
*Getin Holdings SA	147,860	543,734
*ING Bank Slaski SA	1,501	394,963
KGHM Polska Miedz SA	61,000	2,274,954
*Kredyt Bank SA	73,612	390,413
*Mondi Packaging Paper Swiecie SA	12,683	311,466
*Polski Koncern Naftowy Orlen SA	267,237	3,520,095
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	847,330
Powszechna Kasa Oszczednosci Bank Polski SA	220,087	3,169,283
Telekomunikacja Polska SA	1,025,852	5,579,160
TVN SA	58,962	378,479

TOTAL POLAND		32,992,799

RUSSIA — (3.8%)
*Evraz Group SA GDR	74,284	2,678,962
*Gazprom OAO Sponsored ADR	1,525,390	35,017,180
*Gazpromneft JSC Sponsored ADR	46,954	1,266,625
*Lukoil OAO Sponsored ADR	330,511	18,590,951
*Magnitogorsk Iron & Steel Works Sponsored GDR	79,081	1,068,069
*MMC Norilsk Nickel JSC ADR	546,894	10,322,462
*Novolipetsk Steel OJSC GDR	45,708	1,646,123
*Novorossiysk Sea Trade Port GDR	11,183	148,991
*Polymetal GDR	52,687	548,963
*Rosneft Oil Co. GDR	887,586	7,103,271
*RusHydro Sponsored ADR	406,736	2,330,705
*Severstal OAO GDR	83,200	1,119,363
*Surgutneftegaz Sponsored ADR	495,051	4,685,330
*Tatneft Sponsored ADR	29,354	885,090
*TMK OAO GDR	35,758	736,964
*Uralkali Sponsored GDR	105,437	2,245,754
*VTB Bank OJSC GDR	489,604	2,610,991
*X5 Retail Group NV GDR	49,828	1,769,920

TOTAL RUSSIA		94,775,714

SOUTH AFRICA — (8.1%)
ABSA Group, Ltd.	362,514	6,869,227
Adcock Ingram Holdings, Ltd.	3,672	29,059
African Bank Investments, Ltd.	318,206	1,513,753
African Rainbow Minerals, Ltd.	182,514	4,825,418
*Anglo American Platinum Corp., Ltd.	103,642	11,301,790
#AngloGold Ashanti, Ltd. Sponsored ADR	197,922	8,285,015
*ArcelorMittal South Africa, Ltd.	297,803	3,404,581
*Aspen Pharmacare Holdings, Ltd.	37,154	416,896
Aveng, Ltd.	1,961	9,837
Bidvest Group, Ltd.	182,111	3,338,529
Data Tec, Ltd.	6,420	29,344
Discovery Holdings, Ltd.	391,199	1,892,421
Exxaro Resources, Ltd.	83,898	1,389,752
FirstRand, Ltd.	1,540,707	4,233,085

1191

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Freeworld Coatings, Ltd.	88,329	$121,417
Gold Fields, Ltd. Sponsored ADR	425,086	5,713,156
Harmony Gold Mining Co., Ltd.	334,419	3,259,778
Harmony Gold Mining Co., Ltd. Sponsored ADR	331,569	3,239,429
Impala Platinum Holdings, Ltd.	478,692	13,424,808
Investec, Ltd.	118,615	995,143
Kumba Iron Ore, Ltd.	15,092	711,136
Liberty Holdings, Ltd.	200,196	2,059,208
Massmart Holdings, Ltd.	83,456	1,240,316
Mondi, Ltd.	11,693	81,937
*MTN Group, Ltd.	1,659,950	24,217,399
Murray & Roberts Holdings, Ltd.	257	1,454
Naspers, Ltd. Series N	324,237	13,057,043
Nedbank Group, Ltd.	55,383	1,000,499
Network Healthcare Holdings, Ltd.	374,194	686,998
Pick’n Pay Stores, Ltd.	288,558	1,619,478
Pretoria Portland Cement Co., Ltd.	753,899	3,401,558
PSG Group, Ltd.	164,207	624,258
Sanlam, Ltd.	961,639	3,129,906
Sasol, Ltd. Sponsored ADR	1,065,717	43,321,396
Shoprite Holdings, Ltd.	596,920	6,305,442
Standard Bank Group, Ltd.	861,864	13,104,398
Steinhoff International Holdings, Ltd.	722,272	1,976,128
*Super Group, Ltd.	2,619,768	260,391
Telkom South Africa, Ltd.	443,158	2,201,884
Tiger Brands, Ltd.	76,245	1,930,743
Truworths International, Ltd.	138,004	981,173
Vodacom Group Pty, Ltd.	521,362	3,990,989

TOTAL SOUTH AFRICA		200,196,172

SOUTH KOREA — (12.7%)
#Amorepacific Corp.	3,527	2,663,948
Cheil Industrial, Inc.	20,690	1,483,165
#Daewoo Engineering & Construction Co., Ltd.	163,198	1,518,260
#Daewoo International Corp.	48,663	1,541,797
*Daewoo Securities Co., Ltd.	103,195	1,938,098
#Daewoo Shipbuilding & Marine Engineering Co., Ltd.	135,170	2,568,373
#Doosan Heavy Industries & Construction Co., Ltd.	14,950	1,096,455
#*Doosan Infracore Co., Ltd.	82,000	1,629,154
#Glovis Co., Ltd.	6,360	704,108
GS Engineering & Construction Corp.	27,320	2,065,101
GS Holdings Corp.	42,945	1,493,782
Hana Financial Group, Inc.	112,261	3,491,740
#Hankook Tire Manufacturing Co., Ltd.	84,420	1,886,659
Hite Brewery Co., Ltd.	1,669	196,389
#*Hynix Semiconductor, Inc.	163,310	4,133,456
Hyundai Department Store Co., Ltd.	3,893	347,996
Hyundai Development Co.	33,870	835,586
#Hyundai Heavy Industries Co., Ltd.	47,395	10,726,806
#Hyundai Merchant Marine Co., Ltd.	24,600	600,389
Hyundai Mobis	53,070	8,808,356
#Hyundai Motor Co., Ltd.	95,919	11,697,991
*Hyundai Securities Co.	18,410	215,197
#Hyundai Steel Co.	58,560	4,775,514
Industrial Bank of Korea, Ltd.	78,210	1,087,598
Kangwon Land, Inc.	134,910	2,092,613
KB Financial Group, Inc.	139,085	6,776,735
KCC Corp.	6,668	1,874,581
#Kia Motors Corp.	225,130	5,493,155
*Korea Electric Power Corp.	295,290	8,958,200
Korea Exchange Bank	200,200	2,443,553

1192

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Korea Gas Corp.	33,003	$1,329,547
KT Corp.	166,530	7,391,123
KT&G Corp.	103,590	5,221,460
LG Chemical, Ltd.	32,392	8,191,149
#LG Corp.	122,942	8,382,733
#LG Display Co., Ltd. ADR	128,466	2,710,633
#LG Electronics, Inc.	88,910	9,694,523
#LG Household & Healthcare Co., Ltd.	5,120	1,398,983
LS Industrial Systems Co., Ltd.	1,000	65,857
*Mirae Asset Securities Co., Ltd.	7,275	361,109
NCsoft Corp.	4,529	673,351
OCI Co., Ltd.	780	147,907
POSCO	46,060	20,654,841
Samsung Card Co., Ltd.	23,720	1,177,572
Samsung Corp.	100,930	4,772,647
Samsung Electro-Mechanics Co., Ltd.	37,767	4,768,611
Samsung Electronics Co., Ltd.	97,139	73,858,555
Samsung Electronics Co., Ltd. GDR	49,372	18,856,946
#Samsung Engineering Co., Ltd.	6,628	638,752
Samsung Fire & Marine Insurance, Ltd.	35,022	6,474,322
Samsung Heavy Industries Co., Ltd.	126,000	2,891,495
Samsung SDI Co., Ltd.	20,352	2,711,396
*Samsung Securities Co., Ltd.	33,780	1,865,122
Samsung Techwin Co., Ltd.	7,702	612,263
Shinhan Financial Group Co., Ltd.	218,686	9,302,386
Shinhan Financial Group Co., Ltd. ADR	16,770	1,427,798
Shinsegae Co., Ltd.	12,596	5,775,034
SK Co., Ltd.	21,194	1,666,615
#SK Energy Co., Ltd.	51,889	5,653,651
SK Telecom Co., Ltd.	50,475	7,877,131
#S-Oil Corp.	47,310	2,411,545
STX Pan Ocean Co., Ltd.	30,480	358,961
Woongjin Coway Co., Ltd.	13,260	436,626

TOTAL SOUTH KOREA		314,905,399

TAIWAN — (10.4%)
Acer, Inc.	2,802,238	7,641,603
#Advanced Semiconductor Engineering, Inc.	2,990,899	2,919,865
Asia Cement Corp.	2,452,113	2,305,636
Asustek Computer, Inc.	2,968,205	5,723,361
AU Optronics Corp.	1,332,873	1,535,715
#AU Optronics Corp. Sponsored ADR	348,006	4,033,390
#Catcher Technology Co., Ltd.	270,429	713,457
*Cathay Financial Holdings Co., Ltd.	2,902,761	4,644,533
Chang Hwa Commercial Bank	2,229,000	1,000,869
#Cheng Shin Rubber Industry Co., Ltd.	1,078,789	2,318,605
Chicony Electronics Co., Ltd.	199,368	526,137
Chimei Innolux Corp.	2,633,818	3,845,001
*China Development Financial Holding Corp.	4,204,000	1,178,912
China Steel Corp.	8,747,669	9,308,330
Chinatrust Financial Holdings Co., Ltd.	2,615,770	1,477,292
Chunghwa Telecom Co., Ltd. ADR	155,423	3,033,857
*Chungwa Picture Tubes Co., Ltd.	5,307,000	511,527
*Clevo Co.	212,643	464,535
#Compal Electronics, Inc.	3,708,375	5,153,838
Delta Electronics, Inc.	1,812,366	6,007,545
*E.Sun Financial Holding Co., Ltd.	1,304,790	580,079
#Epistar Corp.	278,000	889,518
*Evergreen Marine Corp., Ltd.	481,869	308,048
Everlight Electronics Co., Ltd.	163,942	516,276
Far Eastern Department Stores Co., Ltd.	331,000	295,444

1193

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Far Eastern New Century Corp.	4,292,007	$4,656,958
*Far EasTone Telecommunications Co., Ltd.	815,000	991,952
*Farglory Land Development Co., Ltd.	73,000	154,952
First Financial Holding Co., Ltd.	5,210,574	2,868,462
Formosa Chemicals & Fiber Co., Ltd.	4,298,445	10,839,166
Formosa Plastics Corp.	5,051,648	11,222,961
Formosa Taffeta Co., Ltd.	605,000	482,823
#Foxconn Technology Co., Ltd.	684,791	2,832,149
*Fubon Financial Holding Co., Ltd.	5,940,052	7,241,399
Hon Hai Precision Industry Co., Ltd.	4,590,176	21,548,710
Hotai Motor Co., Ltd.	387,000	1,080,316
#HTC Corp.	527,199	7,064,294
Hua Nan Financial Holding Co., Ltd.	5,438,897	3,191,226
*Inotera Memories, Inc.	674,976	476,421
Inventec Corp.	1,732,722	998,993
#Largan Precision Co., Ltd.	46,860	772,763
Lite-On Technology Corp.	1,036,520	1,375,644
#Macronix International Co., Ltd.	1,794,825	1,193,464
#Media Tek, Inc.	735,527	12,453,974
Mega Financial Holding Co., Ltd.	4,537,000	2,649,670
Nan Ya Plastic Corp.	7,084,564	14,853,387
#Nan Ya Printed Circuit Board Corp.	200,940	838,432
*Nanya Technology Corp.	185,000	162,268
*Novatek Microelectronics Corp, Ltd.	140,000	479,881
*Polaris Securities Co., Ltd.	802,000	399,854
Pou Chen Corp.	2,007,341	1,718,056
#*Powertech Technology, Inc.	184,000	656,322
President Chain Store Corp.	834,831	2,387,000
*Qisda Corp.	498,000	294,381
Realtek Semiconductor Corp.	150,000	406,268
#Richtek Technology Corp.	39,000	408,923
*Ruentex Industries, Ltd.	162,000	395,819
*Shin Kong Financial Holding Co., Ltd.	2,174,657	835,526
#Siliconware Precision Industries Co., Ltd.	2,347,324	2,876,254
*SinoPac Holdings Co., Ltd.	2,807,000	954,681
Synnex Technology International Corp.	927,700	2,210,679
*Taishin Financial Holdings Co., Ltd.	1,500,101	578,839
*Taiwan Business Bank	21,000	5,624
Taiwan Cement Corp.	2,415,895	2,171,007
Taiwan Cooperative Bank	2,997,634	1,826,369
Taiwan Fertilizer Co., Ltd.	371,000	1,180,550
Taiwan Glass Industrial Corp.	1,309,200	1,219,265
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	43,813,226
*Tatung Co., Ltd.	1,058,000	217,390
Transcend Information, Inc.	131,181	414,643
*Tripod Technology Corp.	161,000	553,156
Tung Ho Steel Enterprise Corp.	7,000	7,546
U-Ming Marine Transport Corp.	648,860	1,340,079
*Unimicron Technology Corp.	615,000	923,973
Uni-President Enterprises Corp.	3,496,346	3,886,935
*United Microelectronics Corp.	6,329,000	3,184,237
Wistron Corp.	1,251,698	2,405,023
#*WPG Holdings Co., Ltd.	246,000	504,943
#*Young Fast Optoelectronics Co., Ltd.	38,000	355,121
Yuanta Financial Holding Co., Ltd.	2,384,885	1,421,969
Yulon Motor Co., Ltd.	145,000	168,410

TOTAL TAIWAN		257,085,706

THAILAND — (1.5%)
Advance Info Service PCL (Foreign)	1,541,800	3,609,685
Bangkok Bank PCL (Foreign)	129,000	478,442

1194

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Bangkok Bank PCL (Foreign) NVDR	286,400	$1,031,235
Bangkok Dusit Medical Services PCL (Foreign)	213,800	164,538
Bank of Ayudhya PCL (Foreign)	2,590,200	1,585,102
Banpu PCL (Foreign)	115,100	2,305,202
BEC World PCL (Foreign)	1,097,600	787,029
Bumrungrad Hospital PCL (Foreign)	88,300	81,873
*C.P. ALL PCL (Foreign)	2,436,200	2,108,286
Charoen Pokphand Foods PCL (Foreign)	4,181,300	2,003,095
Delta Electronics (Thailand) PCL (Foreign)	321,710	214,772
Glow Energy PCL (Foreign)	119,000	131,487
IRPC PCL (Foreign)	4,240,300	579,265
Kasikornbank PCL (Foreign)	1,612,200	4,696,333
Krung Thai Bank PCL (Foreign)	4,726,870	1,796,956
Land & Houses PCL (Foreign) NVDR	790,000	123,304
PTT Aromatics & Refining PCL (Foreign)	1,287,137	1,103,942
PTT Chemical PCL (Foreign)	517,460	1,655,296
PTT Exploration & Production PCL (Foreign)	592,000	2,781,147
PTT PCL (Foreign)	425,200	3,377,419
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	975,026
Siam Cement PCL (Foreign) (The)	117,100	980,810
Siam Cement PCL (Foreign) NVDR (The)	41,600	339,434
Siam City Bank PCL (Foreign)	833,100	823,959
Siam City Cement PCL (Foreign)	123,813	822,741
Siam Commercial Bank PCL (Foreign)	1,001,366	2,537,846
Siam Makro PCL (Foreign)	78,500	238,982
Thai Oil PCL (Foreign)	196,000	284,716
*TMB Bank PCL (Foreign)	3,780,000	157,719

TOTAL THAILAND		37,775,641

TURKEY — (2.2%)
Akbank T.A.S.	1,429,079	7,175,869
Anadolu Efes Biracilik ve Malt Sanayi A.S.	331,953	4,114,706
*Asya Katilim Bankasi A.S.	151,578	400,142
Aygaz A.S.	—	2
BIM BirlesikMagazalar A.S.	17,544	980,631
Dogan Sirketler Grubu Holdings A.S.	399,572	298,581
*Dogan Yayin Holding A.S.	3	3
Enka Insaat ve Sanayi A.S.	360,969	1,742,570
*Eregli Demir ve Celik Fabrikalari Turk A.S.	633,832	1,986,446
Ford Otomotiv Sanayi A.S.	114,792	907,078
*Haci Omer Sabanci Holding A.S.	1	3
*Koc Holding A.S. Series B	775,171	2,999,467
Tofas Turk Otomobil Fabrikasi A.S.	1	3
Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	4,803,852
*Turk Ekonomi Bankasi A.S.	—	—
Turk Hava Yollari A.S.	131,400	434,340
*Turk Sise ve Cam Fabrikalari A.S.	1	1
Turkcell Iletisim Hizmetleri A.S.	240,093	1,556,152
Turkiye Garanti Bankasi A.S.	2,842,585	13,770,993
Turkiye Halk Bankasi	139,950	1,107,354
Turkiye Is Bankasi A.S.	2,088,220	7,252,423
*Turkiye Vakiflar Bankasi T.A.O.	385,861	1,021,502
*Yapi ve Kredi Bankasi A.S.	1,249,137	3,572,677

TOTAL TURKEY		54,124,795

TOTAL COMMON STOCKS		2,052,893,371

PREFERRED STOCKS — (8.8%)
BRAZIL — (8.8%)
Banco Bradesco SA	1,440,120	26,470,205
*Brasil Telecom SA	436,993	2,775,437
*Brasil Telecom SA ADR	14,349	272,201

1195

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Cia Vale do Rio Doce	166,500	$4,480,515
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	35,100	2,404,701
Companhia de Bebidas das Americas	83	8,104
Companhia de Bebidas das Americas Preferred ADR	151,600	14,826,480
Companhia Energetica de Minas Gerais SA	450,722	7,156,576
Empresa Nasional de Comercio Redito e Participacoes SA	480	4,692
Gerdau SA	756,268	12,425,724
Itau Unibanco Holding SA	1,765,755	38,276,225
Itau Unibanco Holding SA ADR	271,346	5,882,781
Petroleo Brasilerio SA ADR	1,206,109	45,759,775
Tele Norte Leste Participacoes SA	180,034	2,692,872
Tele Norte Leste Participacoes SA ADR	127,600	1,896,136
Telecomunicacoes de Sao Paulo SA	96,700	1,891,443
Telemar Norte Leste SA	33,612	889,488
Ultrapar Participacoes SA Sponsored ADR	63,577	2,996,384
Usinas Siderurgicas de Minas Gerais SA Series A	193,962	6,339,123
Vale SA Series A	1,412,691	37,904,737
*Vale SA Series B	81,160	—
Vivo Participacoes SA	134,958	3,571,447

TOTAL BRAZIL		218,925,046

TOTAL PREFERRED STOCKS		218,925,046

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Companhia de Bebidas das Americas Rights 05/31/10 (R2361932)	421	—
*Companhia de Bebidas das Americas Rights 05/31/10 (R2361976)	1	—

TOTAL BRAZIL		—

CHINA — (0.0%)
*HKC (Holdings), Ltd. Warrants 06/09/11	240,163	2,165
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	14,555	337

TOTAL CHINA		2,502

MALAYSIA — (0.0%)
*Gamuda Berhad Rights 05/18/10	100,712	7,590

TOTAL RIGHTS/WARRANTS		10,092

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $6,390,000 FNMA 1.213%(v), 11/25/39, valued at $5,499,642) to be repurchased at $5,416,086	$5,416	5,416,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
§@DFA Short Term Investment Fund	205,297,070	205,297,070
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $174,219) to be repurchased at $171,994	$172	171,991

1196

THE EMERGING MARKETS SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (Continued)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,343,542) to be repurchased at $1,317,219	$1,317	$1,317,198

TOTAL SECURITIES LENDING COLLATERAL		206,786,259

TOTAL INVESTMENTS — (100.0%) (Cost $1,281,019,294)		$2,484,030,768

1197

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (86.8%)
ARGENTINA — (0.0%)
Ferrum SA de Ceramica y Metalurgica Series B	1	$—

BRAZIL — (6.7%)
Acos Villares SA	2,342,500	1,078,096
*Acucar Guarani SA	109,900	299,684
AES Tiete SA (2440693)	53,900	540,783
AES Tiete SA (2441038)	97,828	1,092,387
*Agre Empreendimentos Imobiliarios SA	23,873	106,850
All America Latina Logistica SA	68,850	615,917
American Banknote SA	66,200	628,391
Amil Participacoes SA	105,600	865,698
*Anhanguera Educacional Participacoes SA	133,200	2,036,793
B2W Cia Global Do Varejo	123,200	2,717,381
Banco ABC Brasil SA	53,400	384,314
Banco Alfa de Investimento SA	700	3,141
Banco Daycoval SA	27,800	157,212
Banco Industrial e Comercial SA	64,100	504,835
*Banco Mercantil do Brasil SA	1,327	9,161
Banco Panamericano SA	63,700	379,287
Banco Pine SA	62,500	375,737
Banco Sofisa SA	92,600	241,855
*Bematech SA	68,200	353,898
*Bombril SA	17,600	101,251
*BR Malls Participacoes SA	225,579	2,860,211
*Brasil Brokers Participacoes SA	126,900	567,975
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	1,004,620	676,200
BRF - Brasil Foods SA ADR	62,468	833,948
*Brookfield Incorporacoes SA	189,500	852,518
Camargo Correa Desenvolvimento Imobiliario SA	51,100	170,211
Cia de Gas de Sao Paulo SA	27,000	525,787
Cia de Saneamento de Minas Gerais-Copasa	75,300	1,091,650
Cia de Saneamento do Parana	176,900	283,936
Cia Energetica de Sao Paulo	159,900	2,327,323
Cia Hering SA	27,900	624,369
#Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	1,302,485
*Contax Participacoes SA	1,500	22,570
*Cosan SA Industria e Comercio	62,800	789,403
*CR2 Empreendimentos Imobiliarios SA	6,600	19,744
Cremer SA	12,000	128,474
Cyrela Brazil Realty SA	123,033	1,475,759
Diagnosticos Da America SA	507,200	4,382,652
*Drogasil SA	1,400	23,518
Duratex SA	624,462	5,690,481
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	124,900	2,771,404
*Energias do Brazil SA	62,102	1,187,914
Equatorial Energia SA	19,300	172,320
Eternit SA	188,589	872,289
*Even Construtora e Incorporadora SA	40,300	140,496
*Ez Tec Empreendimentos e Participacoes SA	30,100	141,820
Ferbasa-Ferro Ligas da Bahia SA	92,500	667,841
*Fertilizantes Fosfatados SA	123,100	1,138,051
*Gafisa SA	301,600	2,064,743
#*Gafisa SA ADR	34,937	482,829
*General Shopping Brasil SA	28,865	141,315
*Globex Utilidades SA	58,737	429,144
#Gol Linhas Aereas Inteligentes SA ADR	72,727	951,269
Grendene SA	175,600	826,353
*Guararapes Confeccoes SA	3,800	129,767
*Helbor Empreendimentos SA	13,700	94,578

1198

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*IdeiasNet SA	234,800	$482,230
Iguatemi Empresa de Shopping Centers SA	44,200	739,188
Industrias Romi SA	77,500	523,875
*Inepar SA Industria e Construcoes	32,940	107,447
*Inpar SA	295,600	479,558
*Iochpe-Maxion SA	50,880	469,797
JHSF Participacoes SA	93,200	153,345
*Joao Fortes Engenharia SA	37,300	213,511
*Kepler Weber SA	1,804,000	467,021
*Kroton Educacional SA	12,800	120,397
Light SA	199,200	2,693,053
*LLX Logistica SA	428,825	2,059,939
Localiza Rent a Car SA	219,700	2,434,300
Lojas Renner SA	273,700	6,786,406
*LPS Brasil Consultoria de Imoveis SA	22,600	287,335
*Lupatech SA	34,700	476,108
*M Dias Branco SA	44,100	1,061,749
*M&G Poliester SA	640,780	62,668
*Magnesita Refratarios SA	538,604	3,947,542
Marfrig Alimentos SA	210,300	2,206,744
Marisa SA	15,000	152,308
*Medial Saude SA	48,250	402,488
*Minerva SA	64,658	273,399
*MMX Mineracao e Metalicos SA (B19XCG7)	147,200	1,088,175
*MMX Mineracao e Metalicos SA (B3MLN68)	68,284	495,754
*MPX Energia SA	46,000	567,375
*MRV Engenharia e Participacoes SA	300,000	2,100,388
*Multiplan Empreendimentos Imobiliarios SA	82,900	1,446,964
Natura Cosmeticos SA	76,800	1,630,329
*Obrascon Huarte Lain Brasil SA	39,700	936,173
OdontoPrev SA	48,200	1,581,942
Parana Banco SA	29,200	155,218
*Paranapanema SA	355,521	1,165,810
*PDG Realty SA Empreendimentos e Participacoes	448,000	4,072,142
*Plascar Participacoes Industriais SA	155,200	318,748
Porto Seguro SA	261,800	2,706,484
*Positivo Informatica SA	33,300	359,006
*Profarma Distribuidora de Produtos Farmaceuticos SA	13,200	132,892
*Rodobens Negocios Imobiliarios SA	8,000	57,483
*Rossi Residencial SA	334,090	2,460,148
Sao Carlos Empreendimentos e Participacoes SA	51,500	538,332
Sao Martinho SA	64,100	577,112
Sao Paulo Alpargatas SA	102,000	393,154
*SLC Agricola SA	55,700	522,954
*Springs Global Participacoes SA	37,100	101,167
*Sul America SA	31,300	852,973
Tam SA	135,800	2,386,705
*Tecnisa SA	8,600	43,043
*Tegma Gestao Logistica	24,735	212,024
Terna Participacoes SA	3,800	84,384
Totvs SA	49,764	3,421,141
*Trisul SA	6,138	22,071
*Universo Online SA	72,700	416,982

TOTAL BRAZIL		106,801,499

CHILE — (2.4%)
AFP Cuprum SA	1,398	62,768
Aguas Andinas SA Series A	748,702	343,368
Almendral SA	1,445,104	150,372
Banmedica SA	1,312,094	1,643,436
*Besalco SA	240,127	228,120

1199

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHILE — (Continued)
Cementos Bio-Bio SA	452,622	$1,199,259
Cia Cervecerias Unidas SA ADR	11,200	483,280
*Cintac SA	324,650	200,189
Compania Cervecerias Unidas SA	204,100	1,750,159
Compania de Consumidores de Gas Santiago SA	76,171	432,264
Compania General de Electricidad SA	65,672	405,598
*Compania SudAmericana de Vapores SA	2,745,213	2,264,093
Corpbanca SA	285,638,523	2,597,965
#Corpbanca SA ADR	31,658	1,397,701
Cristalerias de Chile SA	159,630	1,937,892
Embotelladora Andina SA Series A ADR	248	4,402
Embotelladora Andina SA Series B	404,281	1,476,274
Embotelladora Andina SA Series B ADR	900	19,683
*Empresa Electrica del Norte Grande SA	321,542	644,385
*Empresa Electrica Pilmaiquen SA	60,267	241,556
*Empresas Iansa SA	6,287,667	399,832
*Empresas La Polar SA	745,043	4,328,557
ENTEL Chile SA	85,352	1,208,694
Farmacias Ahumada SA	249,596	793,590
Forus SA	24,439	36,262
*Grupo Security SA	136,267	42,013
Industrias Forestales SA	20,000	4,779
Inversiones Aguas Metropolitanas SA	1,598,644	2,079,362
*Madeco SA	28,391,276	1,630,331
*Masisa SA	8,936,076	1,266,324
*Multiexport Foods SA	1,414,508	264,394
*Parque Arauco SA	1,055,338	1,423,725
Ripley Corp SA	1,192,149	1,059,024
*Salfacorp SA	315,749	699,704
*Sigdo Koppers SA	236,639	225,718
*Socovesa SA	1,327,345	611,277
*Sonda SA	886,671	1,382,247
*Soquimic Comercial SA	562,478	243,764
Vina Concha Y Toro SA	1,210,803	2,648,158
Vina Concha Y Toro SA Sponsored ADR	1,725	75,124
*Vina San Pedro Tarapaca SA	40,113,498	316,533

TOTAL CHILE		38,222,176

CHINA — (10.7%)
*A8 Digital Music Holdings, Ltd.	150,000	108,940
#Agile Property Holdings, Ltd.	1,094,000	1,266,111
Ajisen China Holdings, Ltd.	480,000	514,834
*AMVIG Holdings, Ltd.	180,000	132,867
#*Anhui Expressway Co., Ltd.	834,000	536,708
*Anhui Tianda Oil Pipe Co., Ltd.	267,000	132,155
#Anta Sports Products, Ltd.	467,000	832,581
*Anton Oilfield Services Group	402,000	42,302
#*Asia Cement China Holdings Corp.	212,500	102,524
*AVIC International Holding HK, Ltd.	692,000	37,786
#*AviChina Industry and Technology Co., Ltd.	1,472,000	629,865
*Baoye Group Co., Ltd.	1,802,000	1,317,431
*Beijing Capital International Airport Co., Ltd.	1,120,000	673,761
#Beijing Capital Land, Ltd.	4,358,500	1,317,856
*Beijing Development HK, Ltd.	252,000	59,244
*Beijing Jingkelong Co., Ltd.	142,488	167,104
#*Beijing North Star Co., Ltd.	670,000	188,236
Bosideng International Holdings, Ltd.	942,000	260,505
#*Brilliance China Automotive Holdings, Ltd.	12,088,000	4,283,054
*BYD Co., Ltd.	13,000	115,182
#*BYD Electronic International Co., Ltd.	645,075	459,788
*Central China Real Estate, Ltd.	427,000	105,957

1200

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Centron Telecom International Holdings, Ltd.	271,000	$93,703
Chaoda Modern Agriculture (Holdings), Ltd.	2,373,245	2,704,335
*China Aerospace International Holdings, Ltd.	8,318,500	1,136,864
*China Agri-Industries Holdings, Ltd.	4,000	5,230
#*China Aoyuan Property Group, Ltd.	985,000	160,998
#China Automation Group, Ltd.	300,000	241,371
*China BlueChemical, Ltd.	1,190,000	744,841
#*China Chengtong Development Group, Ltd.	1,190,000	87,631
#*China Communications Services Corp., Ltd.	1,718,000	862,577
China Dongxiang Group Co.	1,925,000	1,304,158
*China Energine International Holdings, Ltd.	776,000	97,817
#China Everbright International, Ltd.	5,281,800	2,607,296
*China Everbright, Ltd.	512,000	1,263,872
#China Foods, Ltd.	698,000	513,656
#China Gas Holdings, Ltd.	5,115,500	2,895,175
#*China Grand Forestry Green Resources Group, Ltd.	3,130,000	122,542
#China Green (Holdings), Ltd.	366,000	426,613
#*China Haidian Holdings, Ltd.	652,000	68,787
China High Speed Transmission Equipment Group Co., Ltd.	635,000	1,503,283
#*China Huiyuan Juice Group, Ltd.	421,000	320,384
*China Mining Resources Group, Ltd.	20,164,900	653,773
*China Molybdenum Co., Ltd.	846,000	660,251
*China National Materials Co., Ltd.	658,000	426,778
*China Nickel Resources Holding Co., Ltd.	296,000	50,802
*China Oil & Gas Group, Ltd.	3,120,000	452,713
#*China Pharmaceutical Group, Ltd.	612,000	446,618
#*China Power International Development, Ltd.	5,805,200	1,322,630
*China Power New Energy Development Co., Ltd.	1,080,000	125,331
*China Properties Group, Ltd.	385,000	115,250
#*China Rare Earth Holdings, Ltd.	596,000	145,616
China Resources Gas Group, Ltd.	336,000	501,167
*China Resources Microelectronics, Ltd.	2,475,000	124,158
*China Seven Star Shopping, Ltd.	3,110,000	76,567
China Shineway Pharmaceutical Group, Ltd.	460,200	1,407,812
#*China Starch Holdings, Ltd.	950,000	200,623
#*China State Construction International Holdings, Ltd.	3,580,800	1,234,600
China Travel International Investment Hong Kong, Ltd.	13,617,900	3,361,995
#China Wireless Technologies, Ltd.	676,000	340,489
China Yurun Food Group, Ltd.	2,013,000	6,142,667
*Chinese People Holdings Co., Ltd.	168,000	7,581
#*Chongqing Iron & Steel Co., Ltd.	1,681,400	487,423
#*Chongqing Machinery & Electric Co., Ltd.	496,000	130,701
*CIMC Enric Holdings, Ltd.	166,000	95,588
*Citic 21CN Co., Ltd.	4,363,200	937,006
*CITIC Resources Holdings, Ltd.	8,560,600	2,007,138
*Clear Media, Ltd.	56,000	37,144
*Coastal Greenland, Ltd.	552,000	32,002
#Comba Telecom Systems Holdings, Ltd.	246,000	349,179
*COSCO International Holdings, Ltd.	3,287,000	1,874,902
*COSCO Pacific, Ltd.	1,136,000	1,531,731
Coslight Technology International Group, Ltd.	102,000	140,167
*Dachan Food Asia, Ltd.	259,000	56,437
*Dalian Port PDA Co., Ltd.	482,000	221,250
Daphne International Holdings, Ltd.	732,000	756,159
Denway Motors, Ltd.	3,462,000	2,037,743
*Digital China Holdings, Ltd.	443,800	652,158
Dongfang Electric Co., Ltd.	6,600	42,711
*Dongyue Group	244,000	56,391
*Dynasty Fine Wines Group, Ltd.	296,000	116,348
*Embry Holdings, Ltd.	32,000	18,876
*Enerchina Holdings, Ltd.	10,646,167	209,460

1201

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*First Tractor Co., Ltd.	303,176	$208,532
*Founder Holdings, Ltd.	1,548,900	119,723
*Franshion Properties China, Ltd.	2,288,000	652,642
#*FU JI Food & Catering Services	1,857,800	—
#*Fufeng Group, Ltd.	636,000	503,371
*Fushan International Energy Group, Ltd.	2,980,000	2,093,357
*GCL Poly Energy Holdings, Ltd.	2,022,680	451,211
#Geely Automobile Holdings, Ltd.	3,710,000	1,577,008
*Genesis Energy Holdings, Ltd.	1,980,000	145,519
*Global Bio-Chem Technology Group Co., Ltd.	1,108,000	253,895
*Goldbond Group Holdings, Ltd.	840,000	57,815
#Golden Eagle Retail Group, Ltd.	523,000	1,007,454
#*Golden Meditech Holdings, Ltd.	956,000	224,872
*Goldlion Holdings, Ltd.	88,490	31,129
#*Great Wall Motor Co., Ltd.	698,500	1,274,479
#*Great Wall Technology Co., Ltd.	698,950	377,842
*Greentown China Holdings, Ltd.	569,500	608,317
Guangdong Investment, Ltd.	5,402,000	2,794,589
#*Guangshen Railway Co., Ltd. Sponsored ADR	26,271	509,132
#*Guangzhou Investment Co., Ltd.	3,552,000	850,670
#*Guangzhou Pharmaceutical Co., Ltd.	174,000	200,955
#Guangzhou Shipyard International Co., Ltd.	280,000	499,213
#*GZI Transportation, Ltd.	2,038,018	1,136,605
#*Haier Electronics Group Co., Ltd.	500,000	333,827
*Hainan Meilan International Airport Co., Ltd.	39,000	48,454
*Haitian International Holdings, Ltd.	161,000	136,324
Harbin Power Equipment Co., Ltd.	388,000	303,591
*Heng Tai Consumables Group, Ltd.	1,225,000	119,870
#Hengdeli Holdings, Ltd.	1,422,000	589,323
#*Hi Sun Technology (China), Ltd.	852,000	584,323
*Hidili Industry International Development, Ltd.	771,000	841,308
#*HKC (Holdings), Ltd.	14,610,449	1,052,459
*Hong Kong Energy Holdings, Ltd.	172,669	16,826
#*Honghua Group, Ltd.	1,109,000	193,381
#Hopson Development Holdings, Ltd.	3,476,000	4,496,380
Hua Han Bio-Pharmaceutical Holdings, Ltd.	480,000	194,079
Huabao International Holdings, Ltd.	1,101,014	1,272,514
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,774,000	3,674,104
#*Inspur International, Ltd.	2,055,000	211,015
#Intime Department Store Group Co., Ltd.	446,000	426,582
*Jingwei Textile Machinery	70,000	22,265
#*Ju Teng International Holdings, Ltd.	561,856	517,898
*Kai Yuan Holdings, Ltd.	2,740,000	111,712
*Kasen International Holdings, Ltd.	90,000	27,950
*Kingboard Chemical Holdings, Ltd.	351,500	1,893,361
#*Kingboard Laminates Holdings, Ltd.	764,000	812,651
#Kingdee International Software Group Co., Ltd.	1,620,000	624,919
#*Kingsoft Corp., Ltd.	299,000	231,882
*Kingway Brewery Holdings, Ltd.	4,962,800	1,063,089
*KWG Property Holding, Ltd.	1,109,000	645,578
Lai Fung Holdings, Ltd.	2,254,000	80,635
Lee & Man Paper Manufacturing, Ltd.	1,307,800	1,142,292
#Li Ning Co., Ltd.	660,335	2,538,552
Lianhua Supermarket Holdings Co., Ltd.	326,000	1,159,490
*Lingbao Gold Co., Ltd.	1,384,000	519,266
*Little Sheep Group, Ltd.	224,000	120,197
*Lonking Holdings, Ltd.	3,324,000	2,471,373
#Maoye International Holdings	799,000	285,895
*Media China Corp, Ltd.	2,600,000	19,850
MIN XIN Holdings, Ltd.	184,000	80,506
#*Mingyuan Medicare Development Co., Ltd.	1,280,000	157,909

1202

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Minmetals Resources, Ltd.	4,398,000	$1,726,559
*Minth Group, Ltd.	401,000	563,279
*Nan Hai Corp, Ltd.	10,650,000	96,342
*Nanjing Panda Electronics Co., Ltd.	284,000	80,956
*Neo-China Land Group (Holdings), Ltd.	1,594,025	476,309
*NetDragon Websoft, Inc.	172,544	93,946
#New World China Land, Ltd.	1,413,400	458,862
New World Department Store China, Ltd.	415,462	351,726
*Northeast Electric Development Co., Ltd.	220,000	47,368
#*Oriental Ginza Holdings, Ltd.	149,000	31,516
*Pacific Online	176,000	69,668
#*Poly Hong Kong Investment, Ltd.	1,430,932	1,409,204
#Ports Design, Ltd.	296,500	726,793
*Prosperity International Holdings HK, Ltd.	800,000	50,912
Qin Jia Yuan Media Services Co., Ltd.	178,000	33,568
*Qingling Motors Co., Ltd.	410,000	100,656
*Qunxing Paper Holdings Co., Ltd.	192,000	80,979
*Regent Manner International, Ltd.	248,000	123,136
*REXLot Holdings, Ltd.	5,150,000	617,755
*Richly Field China Development, Ltd.	2,870,000	121,058
*Samson Holding, Ltd.	366,000	65,361
#*Semiconductor Manufacturing International Corp.	93,483,000	10,043,597
#*Shandong Chenming Paper Holdings, Ltd.	224,500	195,622
Shandong Molong Petroleum Machinery Co., Ltd.	77,468	93,557
#*Shanghai Forte Land Co., Ltd.	644,000	175,574
*Shanghai Jin Jiang International Hotels Group Co., Ltd.	652,000	202,459
*Shanghai Prime Machinery Co., Ltd.	4,280,000	818,507
*Shanghai Zendai Property, Ltd.	2,765,000	134,155
Shenji Group Kunming Machine Tool Co., Ltd.	95,000	83,562
Shenzhen Expressway Co., Ltd.	1,724,400	867,059
Shenzhen International Holdings, Ltd.	42,344,300	3,177,793
#*Shenzhen Investment, Ltd.	10,080,000	3,064,677
Shenzhou International Group	291,000	381,388
*Shougang Concord International Enterprises Co., Ltd.	11,314,100	2,058,712
*Shui On Land, Ltd.	2,036,000	925,681
Sichuan Expressway Co., Ltd.	1,552,000	888,028
*Sichuan Xinhua Winshare Chainstore Co., Ltd.	150,000	91,171
*Silver Grant International Industries, Ltd.	1,384,000	484,627
*SIM Technology Group, Ltd.	504,000	136,227
*Sino Union Energy Investment Group, Ltd.	1,280,000	129,950
*SinoCom Software Group, Ltd.	1,550,200	253,150
*Sinofert Holdings, Ltd.	1,899,327	1,024,525
*Sinolink Worldwide Holdings, Ltd.	10,218,800	1,609,606
*SinoMedia Holding, Ltd.	109,000	35,338
*Sinopec Kantons Holdings, Ltd.	264,000	179,732
*Sinopec Yizheng Chemical Fibre Co., Ltd.	1,198,000	285,980
#*Sinotrans Shipping, Ltd.	843,000	380,977
Sinotrans, Ltd.	713,000	169,648
*Sinotruk Hong Kong, Ltd.	683,000	661,299
#Skyworth Digital Holdings, Ltd.	6,543,562	5,896,623
*Soho China, Ltd.	1,529,083	872,838
#*Solargiga Energy Holdings, Ltd.	379,000	81,777
#*SPG Land Holdings, Ltd.	239,000	133,115
#*SRE Group, Ltd.	11,833,053	1,258,478
*Sunny Optical Technology Group Co., Ltd.	121,000	27,438
Tak Sing Alliance Holdings, Ltd.	72,000	10,348
*TCC International Holdings, Ltd.	150,605	58,357
*TCL Communication Technology Holdings, Ltd.	1,938,198	975,642
*TCL Multimedia Technology Holdings, Ltd.	2,068,510	1,646,797
*Tian An China Investments Co., Ltd.	172,000	113,429
*Tiangong International Co., Ltd.	81,000	34,025

1203

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#Tianjin Capital Environmental Protection Group Co., Ltd.	1,542,000	$516,744
#Tianjin Development Holdings, Ltd.	1,515,800	952,139
*Tianjin Port Development Holdings, Ltd.	2,036,800	572,804
#*Tianneng Power International, Ltd.	418,000	269,123
*Tomson Group, Ltd.	446,000	184,539
#Towngas China Co., Ltd.	2,893,000	1,246,937
*Travelsky Technology, Ltd.	367,470	300,822
#*Truly International Holdings, Ltd.	156,000	287,728
#*Uni-President China Holdings, Ltd.	936,000	524,623
*United Energy Group, Ltd.	2,584,450	167,646
*Vinda International Holdings, Ltd.	294,000	248,617
#*VODone, Ltd.	1,274,000	455,314
#*Wasion Group Holdings, Ltd.	384,000	252,343
Weichai Power Co., Ltd.	600	4,925
*Weiqiao Textile Co., Ltd.	2,212,000	1,634,040
*Welling Holding, Ltd.	3,376,000	162,293
*Wuyi International Pharmaceutical Co., Ltd.	447,500	61,869
#*Xiamen International Port Co., Ltd.	5,166,000	967,894
Xinao Gas Holdings, Ltd.	2,178,000	6,586,811
*Xingda International Holdings, Ltd.	289,000	194,774
#*Xinjiang Xinxin Mining Industry Co., Ltd.	360,000	206,670
#*Xiwang Sugar Holdings Co., Ltd.	1,803,178	538,040
#*XTEP International Holdings, Ltd.	422,500	321,198
Yip’s Chemical Holdings, Ltd.	92,000	93,008
*Yorkey Optical International Cayman, Ltd.	21,774	4,612
#*Zhaojin Mining Industry Co., Ltd.	355,167	682,947
Zhejiang Expressway Co., Ltd.	1,006,000	939,677
#*Zhejiang Glass Co., Ltd.	445,000	140,300
*Zhong An Real Estate, Ltd.	340,000	103,094
*Zhuzhou CSR Times Electric Co., Ltd.	270,000	570,045

TOTAL CHINA		170,812,816

HUNGARY — (0.2%)
*Danubius Hotel & Spa NYRT	45,091	798,806
*FHB Mortgage Bank NYRT	75,102	547,388
*Fotex Holding SE Co., Ltd.	119,895	244,917
*PannErgy P.L.C.	127,046	542,144
*RABA Automotive Holding NYRT	242,856	1,136,471
Zwack Unicum NYRT	1,100	100,367

TOTAL HUNGARY		3,370,093

INDIA — (11.5%)
*3M India, Ltd.	4,899	252,560
Aban Offshore, Ltd.	9,546	254,527
*Abhishek Industries, Ltd.	172,482	75,562
*Adhunik Metaliks, Ltd.	11,030	30,449
*Aditya Birla Nuvo, Ltd.	25,024	459,179
Ador Welding, Ltd.	8,088	32,717
*Agro Tech Foods, Ltd.	39,674	234,467
AIA Engineering, Ltd.	17,307	151,205
*Ajmera Realty & Infra India, Ltd.	33,510	132,121
*Akzo Nobel India, Ltd.	50,985	670,978
*Alembic, Ltd.	265,727	295,841
*Allahabad Bank, Ltd.	81,509	299,847
*Allcargo Global Logistics, Ltd.	2,424	10,272
*Alok Industries, Ltd.	315,146	146,396
Alstom Projects India, Ltd.	24,288	330,935
*Amara Raja Batteries, Ltd.	5,734	21,789
Amtek Auto, Ltd.	124,386	514,718
*Andhra Bank	81,607	241,640
*Ansal Properties & Infrastructure, Ltd.	196,315	355,509

1204

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Apollo Hospitals Enterprise, Ltd.	124,821	$2,178,575
*Apollo Tyres, Ltd.	663,125	1,037,308
*Aptech, Ltd.	69,254	263,655
*Arvind Mills, Ltd.	279,573	227,235
*Asahi India Glass, Ltd.	220,013	332,004
*Ashapura Minechem, Ltd.	62,965	93,136
*Ashok Leyland, Ltd.	473,432	636,385
Asian Hotels, Ltd.	13,104	123,158
Aurobindo Pharma, Ltd.	108,294	2,296,181
Automotive Axles, Ltd.	19,185	178,456
Avaya GlobalConnect, Ltd.	5,050	27,333
Aventis Pharma, Ltd.	23,466	986,655
*Bajaj Auto Finance, Ltd.	54,772	519,783
*Bajaj Electricals, Ltd.	33,047	169,966
Bajaj Hindusthan, Ltd.	81,444	227,354
Bajaj Holdings & Investment, Ltd.	29,809	417,910
Balaji Telefilms, Ltd.	131,073	170,024
Ballarpur Industries, Ltd.	910,052	660,809
*Balmer Lawrie & Co., Ltd.	23,290	342,798
Balrampur Chini Mills, Ltd.	745,160	1,395,873
*Bank of Maharashtra, Ltd.	437,791	542,319
*Bank of Rajasthan, Ltd.	221,503	377,090
Bannari Amman Sugars, Ltd.	15,919	312,351
BASF India, Ltd.	2,602	24,015
Bata India, Ltd.	86,199	531,114
*BEML, Ltd.	8,967	209,898
*Bengal & Assam Co., Ltd.	3,943	17,985
Berger Paints India, Ltd.	531,407	721,040
*BGR Energy Systems, Ltd.	18,307	247,307
Bharat Electronics, Ltd.	3,242	133,635
*Bharat Forge, Ltd.	110,747	678,144
*Bharati Shipyard, Ltd.	44,652	278,474
*Bhushan Steel, Ltd.	78,309	3,124,189
*Binani Cement, Ltd.	14,732	27,442
*Biocon, Ltd.	56,399	380,204
Birla Corp., Ltd.	104,359	918,896
Blue Dart Express, Ltd.	16,011	325,448
Blue Star, Ltd.	119,701	1,094,466
Bombay Burmah Trading Co.	10,000	79,048
*Bombay Dyeing & Manufacturing Co., Ltd.	56,142	726,294
*Bombay Rayon Fashions, Ltd.	37,443	189,931
Britannia Industries, Ltd.	30,375	1,121,524
Cadila Healthcare, Ltd.	109,401	1,375,434
Carborundum Universal, Ltd.	152,175	658,258
*Central Bank Of India	108,808	390,916
Centum Electronics, Ltd.	9,432	24,501
*Century Enka, Ltd.	7,619	51,694
*Century Textiles & Industries, Ltd.	6,028	70,328
CESC, Ltd.	164,998	1,498,818
*Chambal Fertilizers & Chemicals, Ltd.	539,201	789,380
*Chemplast Sanmar, Ltd.	79,745	17,631
*Chennai Petroleum Corp., Ltd.	155,542	970,507
*Chillwinds Hotels, Ltd.	13,104	99,388
*Cholamandalam DBS Finance, Ltd.	38,368	106,549
*City Union Bank, Ltd.	630,312	475,928
*Clariant Chemicals (India), Ltd.	25,417	372,047
CMC, Ltd.	27,821	852,362
Coromandel International, Ltd.	218,053	1,784,619
*Corp. Bank	47,850	574,199
*Cranes Software International, Ltd.	182,944	64,505
Crisil, Ltd.	10,145	1,253,118

1205

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Crompton Greaves, Ltd.	90,237	$534,791
Cummins India, Ltd.	54,392	694,808
Dalmia Cement (Bharat), Ltd.	60,289	356,308
DCM Shriram Consolidated, Ltd.	258,455	339,588
Deccan Chronicle Holdings, Ltd.	58,134	195,442
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	143,664	371,297
*Dewan Housing Finance Corp, Ltd.	14,876	77,715
*Dish TV (India), Ltd.	31,237	25,019
*Dishman Pharmaceuticals & Chemicals, Ltd.	109,719	539,539
Divi's Laboratories, Ltd.	23,752	358,818
E.I.D. - Parry (India), Ltd.	142,978	1,191,890
Edelweiss Capital, Ltd.	10,155	93,386
Eicher Motors, Ltd.	44,035	790,426
EIH, Ltd.	136,145	389,830
*Elder Pharmaceuticals, Ltd.	41,972	343,704
*Electrosteel Casings, Ltd.	384,060	428,138
Elgi Equipments, Ltd.	112,237	257,611
*Era Infra Engineering, Ltd.	18,273	93,818
Esab India, Ltd.	26,438	361,939
Escorts, Ltd.	105,268	421,331
*Ess Dee Aluminium, Ltd.	1,868	20,586
*Essar Shipping Ports & Logistics, Ltd.	80,703	165,669
*Essel Propack, Ltd.	229,455	249,279
*Eveready Industries (India), Ltd.	108,836	157,311
*Everest Kanto Cylinder, Ltd.	35,000	93,853
Exide Industries, Ltd.	923,744	2,521,986
FAG Bearings (India), Ltd.	26,817	342,098
*FDC, Ltd.	245,896	496,078
*Federal Bank, Ltd.	279,298	1,825,461
Financial Technologies (India), Ltd.	29,448	1,022,698
*Finolex Cables, Ltd.	253,437	328,023
*Finolex Industries, Ltd.	229,394	411,555
*Fortis Healthcare, Ltd.	71,508	273,103
*Fresenius Kabi Oncology, Ltd.	7,629	23,658
*Gammon India, Ltd.	141,799	701,237
Geodesic, Ltd.	144,811	367,267
GHCL, Ltd.	159,986	183,444
Gillette India, Ltd.	9,020	318,708
GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	2,086,350
Glenmark Pharmaceuticals, Ltd.	137,801	830,185
*Godfrey Phillips India, Ltd.	2,778	119,243
Godrej Consumer Products, Ltd.	295,660	1,934,369
Godrej Industries, Ltd.	146,574	542,279
*Goetze (India), Ltd.	60,504	178,222
*Graphite India, Ltd.	221,802	513,477
*Great Eastern Shipping Co., Ltd.	91,110	672,971
*Great Offshore, Ltd.	42,090	440,611
Greaves Cotton, Ltd.	92,367	730,419
*Grindwell Norton, Ltd.	4,604	20,352
*Gruh Finance, Ltd.	4,467	25,861
*GTL Infrastructure, Ltd.	516,486	476,205
*GTL, Ltd.	172,195	1,567,783
*Gujarat Alkalies & Chemicals, Ltd.	135,835	356,076
Gujarat Ambuja Exports, Ltd.	180,510	95,857
Gujarat Fluorochemicals, Ltd.	145,154	541,184
Gujarat Gas Co., Ltd.	171,320	1,105,745
*Gujarat Mineral Development Corp, Ltd.	19,959	60,962
*Gujarat Narmada Valley Fertilizers Co., Ltd.	190,388	510,546
*Gujarat State Fertilizers & Chemicals, Ltd.	97,061	562,832
Gujarat State Petronet, Ltd.	172,621	367,222
*GVK Power & Infrastructure, Ltd.	788,303	795,349

1206

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*H.E.G., Ltd.	58,975	$488,644
HCL Infosystems, Ltd.	280,963	838,688
*HeidelbergCement India, Ltd.	274,729	333,102
*Hexaware Technologies, Ltd.	166,745	267,601
*Hikal, Ltd.	17,498	158,088
*Himachal Futuristic Communications, Ltd.	705,174	188,063
*Hinduja Global Solutions, Ltd.	36,075	371,305
*Hinduja Ventures, Ltd.	36,075	263,394
*Hindustan Construction Co., Ltd.	512,201	1,503,016
*Hindustan Oil Exploration Co., Ltd.	68,772	363,311
*Hindustan Petroleum Corp., Ltd.	10,181	72,382
Honeywell Automation India, Ltd.	6,781	404,473
*Hotel Leelaventure, Ltd.	513,732	564,413
*Housing Development & Infrastructure, Ltd.	112,538	675,059
HSIL, Ltd.	69,904	136,705
*HT Media, Ltd.	7,897	24,678
*IBN18 Broadcast, Ltd.	8,227	17,593
*ICSA (India), Ltd.	8,443	26,080
*IDBI Bank, Ltd.	172,400	484,315
*India Cements, Ltd.	148,839	415,762
India Infoline, Ltd.	94,224	227,808
*Indiabulls Financial Services, Ltd.	226,804	777,941
*Indiabulls Real Estate, Ltd.	282,481	1,066,846
Indian Bank	67,708	341,383
*Indian Hotels Co., Ltd.	640,595	1,542,111
*Indian Overseas Bank	196,756	422,695
*Indo Rama Synthetics (India), Ltd.	136,867	120,466
Indoco Remedies, Ltd.	12,300	120,010
*IndusInd Bank, Ltd.	447,357	1,928,447
*INEIS ABS India, Ltd.	23,441	177,680
*Info Edge India, Ltd.	1,891	40,458
*Infomedia 18, Ltd.	59,475	43,127
*Infotech Enterprises, Ltd.	87,418	760,902
*ING Vysya Bank, Ltd.	19,494	139,348
Ipca Laboratories, Ltd.	163,730	965,900
IRB Infrastructure Developers, Ltd.	215,222	1,388,883
*IVRCL Assets & Holdings, Ltd.	4,523	18,536
*IVRCL Infrastructures & Projects, Ltd.	493,562	1,994,489
*J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	274,993
*Jagran Prakashan, Ltd.	46,937	125,241
*Jai Balaji Industries, Ltd.	3,600	19,069
Jain Irrigation Systems, Ltd.	111,368	2,727,092
*Jaiprakash Power Ventures, Ltd.	236,636	388,786
*Jammu & Kashmir Bank, Ltd.	74,481	1,260,413
*JBF Industries, Ltd.	99,101	352,722
*Jet Airways (India), Ltd.	15,491	185,651
*Jindal Drilling & Industries, Ltd.	7,422	83,378
*Jindal Poly Films, Ltd.	29,404	256,602
*Jindal Saw, Ltd.	367,590	1,787,988
*Jindal South West Holdings, Ltd.	745	31,588
*JK Tyre & Industries, Ltd.	16,997	75,117
*JSL, Ltd.	207,228	536,730
Jubilant Organosys, Ltd.	91,504	689,789
Jyoti Structures, Ltd.	116,466	434,238
*K.S.B. Pumps, Ltd.	15,895	158,969
*Kalpataru Power Transmission, Ltd.	1,419	34,479
*Karnataka Bank, Ltd.	198,190	606,496
*Karur Vysya Bank, Ltd.	81,455	886,234
KEC International, Ltd.	50,258	631,417
Kesoram Industries, Ltd.	83,108	660,426
*Kingfisher Airlines, Ltd.	71,981	79,604

1207

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Kiri Dyes & Chemicals, Ltd.	7,475	$114,051
*Kirloskar Brothers, Ltd.	818	5,337
Kirloskar Industries, Ltd.	356,353	1,407,418
Koutons Retail India, Ltd.	6,600	49,017
KPIT Cummins Infosystems, Ltd.	107,009	289,098
*KS Oils, Ltd.	254,017	378,284
*KSK Energy Ventures, Ltd.	21,732	93,821
*Lakshmi Machine Works, Ltd.	5,560	252,102
*Lanco Infratech, Ltd.	142,510	203,647
*LIC Housing Finance, Ltd.	148,431	3,180,953
Lupin, Ltd.	11,268	432,354
Madras Cements, Ltd.	51,240	133,431
Mahanagar Telephone Nigam, Ltd.	290,051	462,260
*Maharashtra Scooters, Ltd.	4,550	37,298
*Maharashtra Seamless, Ltd.	99,628	883,607
*Mahindra Lifespace Developers, Ltd.	56,900	598,060
Mangalam Cement, Ltd.	18,450	79,989
Mangalore Refinery & Petrochemicals, Ltd.	70,797	120,543
Marico, Ltd.	788,109	1,878,660
Mastek, Ltd.	59,764	400,202
*MAX India, Ltd.	261,485	1,044,321
*McLeod Russel India, Ltd.	42,168	214,847
*Megasoft, Ltd.	21,301	12,627
*Mercator Lines, Ltd.	350,017	462,258
Merck, Ltd.	20,256	287,767
*Monnet Ispat, Ltd.	67,091	646,891
Monsanto India, Ltd.	11,378	435,271
*Moser Baer (India), Ltd.	372,370	615,473
Motherson Sumi Systems, Ltd.	628,155	1,970,649
Mphasis, Ltd.	112,005	1,705,286
*MPS, Ltd.	479	714
MRF, Ltd.	5,580	885,223
*Mukta Arts, Ltd.	672	917
*Nagarjuna Construction Co., Ltd.	309,858	1,326,961
*Nagarjuna Fertilizers & Chemicals, Ltd.	575,408	419,110
*Nahar Capital & Financial Services, Ltd.	31,896	54,775
Nahar Poly Films, Ltd.	45,938	26,610
*Nahar Spinning Mills, Ltd.	67,990	129,515
Navneet Publications (India), Ltd.	169,970	202,310
*NESCO, Ltd.	567	13,754
*NIIT Technologies, Ltd.	114,330	477,573
*NIIT, Ltd.	340,635	527,097
Nirma, Ltd.	28,800	132,945
*NOCIL, Ltd.	201,948	103,953
Nucleus Software Exports, Ltd.	42,062	142,882
*OCL India, Ltd.	56,194	163,796
*Octav Investments, Ltd.	4,020	2,048
Omax Autos, Ltd.	17,939	22,097
*OMAXE, Ltd.	21,929	46,450
*OnMobile Global, Ltd.	15,514	133,301
Opto Circuits India, Ltd.	347,144	1,735,692
*Orbit Corp., Ltd.	49,628	336,158
*Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	398,194
*Orient Paper & Industries, Ltd.	238,530	336,469
*Oriental Bank of Commerce	46,659	370,187
*Panacea Biotec, Ltd.	104,341	511,378
Pantaloon Retail India, Ltd.	2,575	23,850
Pantaloon Retail India, Ltd. Class B	257	1,697
*Parsvnath Developers, Ltd.	20,034	55,630
Patel Engineering, Ltd.	73,297	747,577
*Patni Computer Systems, Ltd.	38,820	464,008

1208

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Patni Computer Systems, Ltd. ADR	18,200	$432,068
*Peninsula Land, Ltd.	31,686	52,586
*Petronet LNG, Ltd.	641,661	1,182,484
Pidilite Industries, Ltd.	856,406	2,260,578
Piramal Healthcare, Ltd.	90,732	1,082,619
Polaris Software Lab, Ltd.	125,423	514,761
Praj Industries, Ltd.	237,984	513,245
*Prakash Industries, Ltd.	35,972	181,299
*Pricol, Ltd.	86,536	55,487
Prism Cement, Ltd.	411,116	544,154
*PSL, Ltd.	63,467	216,402
*PTC India, Ltd.	323,705	826,310
*Punj Lloyd, Ltd.	191,267	702,472
*PVP Ventures, Ltd.	43,697	17,047
Radico Khaitan, Ltd.	133,619	386,702
*Rain Commodities, Ltd.	76,883	304,711
*Rajesh Exports, Ltd.	51,790	142,926
Rallis India, Ltd.	19,769	642,808
*Rama Newsprint & Papers, Ltd.	69,017	33,511
*Raymond, Ltd.	98,113	519,815
Redington India, Ltd.	5,023	42,632
REI Agro, Ltd.	426,720	452,613
*Rei Six Ten Retail, Ltd.	198,134	355,834
Reliance Industrial Infrastructure, Ltd.	18,341	338,514
*Reliance Media World, Ltd.	66,472	92,905
*Reliance MediaWorks, Ltd.	66,472	310,432
Rico Auto Industries, Ltd.	136,391	83,458
Rolta India, Ltd.	266,216	1,119,164
*Ruchi Infrastructure, Ltd.	15,597	20,652
*Ruchi Soya Industries, Ltd.	371,710	1,007,367
*Satyam Computer Services, Ltd.	492,385	1,029,933
*SEAMEC, Ltd.	58,658	261,608
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	4,267	40,335
*Shopper's Stop, Ltd.	6,910	61,602
*Shree Ashtavinyak Cine Vision, Ltd.	836,026	234,018
Shree Cement, Ltd.	9,509	459,825
*Shree Renuka Sugars, Ltd.	147,572	203,796
Shriram Transport Finance Co., Ltd.	260,052	3,295,294
*Sicagen India, Ltd.	41,648	17,925
*Sical Logistics, Ltd.	4,846	10,022
*Simplex Infrastructures, Ltd.	1,045	11,167
*SKF India, Ltd.	68,494	707,301
*Sobha Developers, Ltd.	10,655	74,496
Solar Industries India, Ltd.	937	8,956
Solectron EMS India, Ltd.	9,432	15,677
*Sona Koyo Steering Systems, Ltd.	233,120	103,948
Sonata Software, Ltd.	155,438	208,194
*South Indian Bank, Ltd.	163,780	636,843
*SREI Infrastructure Finance, Ltd.	165,360	294,880
SRF, Ltd.	101,277	487,883
*Sterling Biotech, Ltd.	413,088	1,054,540
*Sterlite Technologies, Ltd.	478,470	1,092,949
*Strides Arcolab, Ltd.	64,472	479,789
*Sun Pharma Advanced Research Co., Ltd.	237,935	491,005
Sun TV Network, Ltd.	29,505	277,400
*Sundaram Finance, Ltd.	4,607	42,239
Sundaram-Clayton, Ltd.	7,780	30,690
Sundram Fastners, Ltd.	365,122	430,159
Supreme Industries, Ltd.	22,265	248,356
Supreme Petrochem, Ltd.	144,830	140,370
Swaraj Engines, Ltd.	3,100	22,972

1209

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Syndicate Bank	375,000	$779,799
Taj GVK Hotels and Resorts, Ltd.	83,666	312,676
*Tata Chemicals, Ltd.	40,145	318,041
#*Tata Communications, Ltd. ADR	54,800	657,600
Tata Elxsi, Ltd.	51,574	366,297
Tata Investment Corp., Ltd.	44,578	507,105
*Tata Metaliks, Ltd.	10,815	36,751
*Tata Tea, Ltd.	39,696	939,845
*Tata Teleservices Maharashtra, Ltd.	893,799	464,450
*Tech Mahindra, Ltd.	35,723	618,360
*Teledata Marine Solutions	152,395	117,663
*Teledata Technology Solutions, Ltd.	152,395	10,148
Texmaco, Ltd.	155,901	459,560
Thermax India, Ltd.	35,410	568,946
Thomas Cook (India), Ltd.	134,500	206,998
*Timken India, Ltd.	5,884	16,003
Titan Industries, Ltd.	14,800	705,707
Torrent Pharmaceuticals, Ltd.	116,854	1,407,175
Torrent Power, Ltd.	20,643	140,442
*Trent, Ltd.	18,895	345,516
Triveni Engineering & Industries, Ltd.	73,505	184,250
*Tube Investments of India, Ltd.	290,925	621,118
Tulip Telecom, Ltd.	12,538	235,268
TVS Motor Co., Ltd.	92,814	199,515
*UCO Bank	483,746	745,066
*Ultratech Cement, Ltd.	28,174	614,283
*Unichem Laboratories, Ltd.	52,347	478,973
*Union Bank of India	87,222	608,938
*United Phosphorus, Ltd.	323,860	1,236,605
*Usha Martin, Ltd.	433,015	923,048
*UTV Software Communications, Ltd.	1,445	14,031
*Vardhman Hotels, Ltd.	13,104	99,388
*Vardhman Textiles, Ltd.	76,291	451,340
*Varun Shipping Co., Ltd.	213,797	242,623
Vesuvius India, Ltd.	1,802	10,801
Videocon Industries, Ltd.	76,102	395,747
*Vijaya Bank	191,841	229,770
*VIP Industries, Ltd.	29,886	178,646
*Voltamp Transformers, Ltd.	934	19,024
Voltas, Ltd.	131,184	527,380
*WABCO-TVS (India), Ltd.	3,890	69,623
*Welspun Global Brands, Ltd.	9,265	4,386
*Welspun India, Ltd.	92,659	181,429
*Welspun Investments, Ltd.	4,632	2,193
*Welspun-Gujarat Stahl Rohren, Ltd.	292,491	1,773,465
*Wockhardt, Ltd.	52,983	158,716
Wyeth, Ltd.	37,441	669,040
*Yes Bank, Ltd.	160,036	1,018,627
*Zee Entertainment Enterprises, Ltd.	162,908	1,105,794
*Zee News, Ltd.	31,443	11,128
Zensar Technologies, Ltd.	41,117	291,871
*Zuari Industries, Ltd.	42,970	637,749
Zydus Wellness, Ltd.	17,414	154,339

TOTAL INDIA		182,319,919

INDONESIA — (3.7%)
*PT Agis Tbk	1,302,000	36,248
*PT AKR Corporindo Tbk	3,284,700	371,249
PT Aneka Tambang Tbk	7,361,000	1,960,124
*PT Asahimas Flat Glass Tbk	983,000	342,113
*PT Bakrie & Brothers Tbk	104,143,000	792,823

1210

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Bakrie Sumatera Plantations Tbk	20,951,000	$1,136,797
*PT Bakrie Telecom Tbk	41,178,000	623,244
*PT Bakrieland Development Tbk	43,420,750	1,108,911
*PT Bank Bukopin Tbk	6,092,000	407,364
PT Bank Negara Indonesia Persero Tbk	3,000,000	853,849
*PT Bank Pan Indonesia Tbk	26,324,875	3,674,635
*PT Bank Tabungan Pensiunan Nasional Tbk	53,500	47,640
*PT Barito Pacific Tbk	5,306,000	730,025
*PT Bayan Resources Tbk	272,500	181,882
*PT Berlian Laju Tanker Tbk	12,848,933	938,667
*PT Bhakti Investama Tbk	23,458,100	2,084,303
*PT Bisi International Tbk	4,160,000	825,547
*PT Budi Acid Jaya Tbk	5,947,000	157,964
*PT Bumi Serpong Damai Tbk	6,385,500	590,381
*PT Central Proteinaprima Tbk	21,920,000	119,539
*PT Charoen Pokphand Indonesia Tbk	6,835,500	2,251,321
*PT Ciputra Development Tbk	6,754,500	656,122
*PT Ciputra Surya Tbk	1,642,000	125,380
*PT Citra Marga Nusaphala Persada Tbk	6,948,000	660,253
*PT Clipan Finance Indonesia Tbk	1,482,000	53,069
*PT Darma Henwa Tbk	26,124,100	297,852
*PT Davomas Adabi Tbk	41,920,000	432,501
*PT Delta Dunia Makmur Tbk	12,220,000	1,408,183
PT Dynaplast Tbk	1,038,000	118,033
*PT Elnusa Tbk	2,578,000	146,234
*PT Energi Mega Persada Tbk	57,249,000	918,424
*PT Ever Shine Textile Tbk	4,029,640	25,034
*PT Gajah Tunggal Tbk	2,497,500	284,573
PT Global Mediacom Tbk	20,618,500	916,809
*PT Gozco Plantations Tbk	5,287,500	245,925
*PT Hanson International Tbk	5,038,000	27,945
*PT Hero Supermarket Tbk	33,000	20,135
*PT Hexindo Adiperkasa Tbk	745,500	390,067
*PT Holcim Indonesia Tbk	9,852,500	2,530,438
*PT Indah Kiat Pulp and Paper Corp. Tbk	5,505,500	1,399,828
PT Indo Tambangraya Megah Tbk	45,000	192,628
PT Indofood Sukses Makmur Tbk	5,718,500	2,439,772
*PT Indo-Rama Synthetics Tbk	485,000	29,593
#PT Indosat Tbk ADR	2,700	88,425
*PT Intiland Development Tbk	3,495,666	423,578
*PT Japfa Comfeed Indonesia Tbk	416,000	73,037
PT Jasa Marga Tbk	5,417,500	1,234,999
*PT Jaya Real Property Tbk	1,967,500	190,096
PT Kalbe Farma Tbk	14,904,238	3,396,957
*PT Kawasan Industry Jababeka Tbk	90,618,500	1,260,988
*PT Keramika Indonesia Assosiasi Tbk	100,000	2,756
*PT Lippo Karawaci Tbk	35,036,250	2,249,413
*PT Matahari Putra Prima Tbk	3,232,000	379,429
*PT Mayorah Indah Tbk	2,272,500	1,238,808
*PT Medco Energi International Tbk	3,846,500	1,238,277
*PT Mitra Adiperkasa Tbk	3,015,000	229,499
*PT Mitra Rajasa Tbk	5,422,500	193,792
*PT Modern Photo Tbk	40,000	3,269
*PT Pakuwon Jati Tbk	2,924,000	196,193
*PT Panasia Indosyntec Tbk	79,000	2,060
*PT Panin Financial Tbk	26,747,500	642,522
*PT Panin Insurance Tbk	6,609,000	273,996
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,448,000	1,532,093
*PT Pioneerindo Gourmet International Tbk	29,000	748
*PT Polaris Investama Tbk	2,730,500	190,447
*PT Polychem Indonesia Tbk	4,228,000	83,639

1211

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Prasidha Aneka Niaga Tbk	84,000	$1,025
*PT Ramayana Lestari Sentosa Tbk	14,295,000	1,334,325
*PT Sampoerna Agro Tbk	1,886,500	558,029
*PT Samudera Indonesia Tbk	223,000	88,334
PT Selamat Sempurna Tbk	3,625,000	534,862
*PT Sentul City Tbk	3,424,500	60,940
PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	472,957
*PT Sorini Agro Asia Corporindo Tbk	753,000	135,898
*PT Sumalindo Lestari Jaya Tbk	250	4
*PT Summarecon Agung Tbk	16,534,532	1,765,267
*PT Sunson Textile Manufacturer Tbk	2,325,500	61,917
*PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,109
*PT Surya Dumai Industri Tbk	3,298,500	—
*PT Suryainti Permata Tbk	7,252,000	71,603
*PT Suryamas Dutamakmur Tbk	125,000	1,941
*PT Texmaco Jaya Tbk	93,000	30,436
*PT Timah Tbk	8,795,000	2,588,745
*PT Trada Maritime Tbk	1,389,000	73,094
PT Trias Sentosa Tbk	38,725,600	1,054,457
*PT Trimegah Sec Tbk	9,961,000	154,708
*PT Truba Alam Manunggal Engineering Tbk	14,653,000	204,054
PT Tunas Ridean Tbk	3,459,500	1,069,022
*PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	27,879
*PT Unggul Indah Cahaya Tbk	48,239	10,824
*PT Wijaya Karya Tbk	5,193,000	243,194

TOTAL INDONESIA		58,223,069

ISRAEL — (2.0%)
*Africa-Israel Investments, Ltd.	21,693	222,730
Alony Hetz Properties & Investments, Ltd.	190,225	812,970
*Alvarion, Ltd.	102,477	387,438
Analyst IMS Investment Management Services, Ltd.	700	6,228
*AudioCodes, Ltd.	111,296	453,446
*AudioCodes, Ltd. ADR	76,626	299,608
*Azorim Investment Development & Construction Co., Ltd.	55,128	271,120
*Baran Group, Ltd.	9,500	68,884
*Beit Shemesh Engines Holdings, Ltd.	—	—
Blue Square-Israel, Ltd.	30,869	396,370
Clal Industries & Investments, Ltd.	39,800	277,381
*Clal Insurance Enterprise Holdings, Ltd.	116,156	2,765,445
*Compugen, Ltd.	11,938	55,979
*Dan Vehicle & Transportation	24,461	171,710
Delek Automotive Systems, Ltd.	37,228	458,785
*Delta-Galil Industries, Ltd.	31,301	237,954
*Direct Insurance - I.D.I. Insurance Co., Ltd.	59,860	146,192
*Elbit Medical Imaging, Ltd.	37,507	787,537
*Electra (Israel), Ltd.	4,719	507,232
*Electra Real Estate, Ltd.	20,731	162,079
*Feuchtwanger Investments, Ltd.	4,200	14
*First International Bank of Israel, Ltd. (6123804)	250,900	896,083
*First International Bank of Israel, Ltd. (6123815)	26,108	473,170
FMS Enterprises Migun, Ltd.	9,809	392,473
*Formula Systems, Ltd.	18,238	230,462
*Formula Vision Technologies, Ltd.	1	—
*Frutarom Industries, Ltd.	144,776	1,287,308
*Granite Hacarmel Investments, Ltd.	19,200	46,877
*Hadera Paper, Ltd.	7,843	634,918
*Hamlet (Israel-Canada), Ltd.	6,342	40,754
*Harel Insurance Investments & Finances, Ltd.	41,839	2,270,451
*Hot Telecommunications Systems	68,469	794,834
IBI Investment House, Ltd.	6,530	64,638

1212

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
Industrial Building Corp., Ltd.	248,079	$381,954
*Israel Discount Bank, Ltd.	885,303	1,805,986
Israel Land Development Co., Ltd. (The)	34,658	239,918
Ituran Location & Control, Ltd.	31,200	475,758
*Jerusalem Oil Exploration, Ltd.	18,145	325,362
*Knafaim Arkia Holdings, Ltd.	27,233	137,291
*Leader Holding & Investments, Ltd.	74,777	17,530
Magic Software Enterprises, Ltd.	43,946	114,944
*Menorah Mivtachim Holdings, Ltd.	29,926	394,978
Mer Industries, Ltd.	15,710	188,499
*Metalink, Ltd.	—	—
*Metis Capital, Ltd.	1,079	4,697
*Middle East Tube Co., Ltd.	13,500	24,612
*Migdal Insurance & Financial Holdings, Ltd.	177,496	359,889
*Mivtach Shamir Holdings, Ltd.	16,251	560,083
*Mizrahi Tefahot Bank, Ltd.	173,961	1,546,832
*Naphtha Israel Petroleum Corp.	24,647	104,610
*Neto M.E. Holdings, Ltd.	6,938	310,952
O.R.T. Technologies, Ltd.	6,000	45,465
*OCIF Investments and Development, Ltd.	4,301	16,979
Oil Refineries, Ltd.	1,901,697	1,176,353
*Orckit Communications, Ltd.	65,951	255,919
Ormat Industries, Ltd.	35,000	278,839
Osem Investment, Ltd.	1	10
*Paz Oil Co., Ltd.	1,200	180,774
*Retalix, Ltd.	11,628	148,200
*Scailex Corp, Ltd.	42,484	907,119
Shikun & Binui, Ltd.	800,113	1,628,425
Spectronix, Ltd.	4,387	53,711
Strauss Group, Ltd.	34,182	522,646
*Suny Electronic, Ltd.	24,470	257,233
Super-Sol, Ltd. Series B	203,591	1,200,877
*Tower Semiconductor, Ltd.	768,141	1,157,066
*TTI Team Telecom International, Ltd. ADR	12,465	25,927
*Union Bank of Israel, Ltd.	132,712	622,001
*Urdan Industries, Ltd.	303,535	122,716
*VeriFone Holdings, Inc.	—	6

TOTAL ISRAEL		31,215,231

MALAYSIA — (5.1%)
*A&M Realty Berhad	130,000	24,968
Acoustech Berhad	156,200	39,510
Aeon Co. Berhad	974,200	1,522,895
*Alam Maritim Resources Berhad	59,000	32,688
Al-’Aqar KPJ REIT Berhad	75,371	25,168
*AMBD Berhad	716,033	108,062
Amway (Malaysia) Holdings Berhad	396,700	926,926
Ancom Berhad	400,500	70,250
Ann Joo Resources Berhad	981,750	874,981
*Anson Perdana Berhad	10,000	141
*APM Automotive Holdings Berhad	215,100	295,817
*Asas Dunia Berhad	137,000	31,962
*Asia Pacific Land Berhad	1,888,600	174,077
*Bandar Raya Developments Berhad	1,190,200	662,090
*Berjaya Assets Berhad	684,000	124,337
Berjaya Corp. Berhad	1,888,000	1,003,304
Berjaya Land Berhad	933,500	1,240,604
*Berjaya Media Berhad	104,800	29,774
Bimb Holdings Berhad	926,600	384,903
Bintulu Port Holdings Berhad	23,400	47,759
*Bolton Properties Berhad	674,600	149,855

1213

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Boustead Heavy Industries Corp. Berhad	51,400	$64,153
Boustead Holdings Berhad	706,520	789,428
*Cahya Mata Sarawak Berhad	823,600	633,451
Carlsberg Brewery Malaysia Berhad	655,600	1,100,912
CB Industrial Product Holding Berhad	111,800	91,693
*Chemical Co. of Malaysia Berhad	472,600	330,458
Chin Teck Plantations Berhad	33,000	80,665
*Coastal Contracts Berhad	65,200	51,147
*CSC Steel Holdings Berhad	202,100	122,227
*Cycle & Carriage Bintang Berhad	15,000	24,419
*Datuk Keramik Holdings Berhad	24,000	—
Dialog Group Berhad	5,176,092	1,731,847
*Dijaya Corp. Berhad	199,600	70,589
DNP Holdings Berhad	544,400	220,056
DRB-Hicom Berhad	2,020,500	704,545
*Dreamgate Corp. Berhad	100,000	3,240
Dutch Lady Milk Industries Berhad	125,700	484,385
*Eastern & Oriental Berhad	866,200	264,962
*Eastern Pacific Industrial Corp. Berhad	218,100	108,043
*ECM Libra Avenue Berhad	1,592,777	365,163
*Encorp Berhad	196,700	69,857
Eng Kah Corp. Berhad	32,000	21,926
*Esso Malaysia Berhad	420,600	357,316
*Evergreen Fibreboard Berhad	193,700	95,711
Faber Group Berhad	538,000	384,333
*Far East Holdings Berhad	61,500	125,436
*Fountain View Development Berhad	808,200	—
Fraser & Neave Holdings Berhad	310,900	1,049,775
*General Corp. Berhad	225,100	113,952
George Kent (Malaysia) Berhad	34,200	15,870
*GHL Systems Berhad	1	—
Globetronics Technology Berhad	517,560	256,134
Glomac Berhad	370,200	158,199
*Gold Is Berhad	419,400	182,636
*Golden Plus Holdings Berhad	216,000	71,220
Grand United Holdings Berhad	787,000	291,504
*Green Packet Berhad	588,000	182,021
Guiness Anchor Berhad	787,900	1,705,232
*GuocoLand (Malaysia) Berhad	1,359,800	435,564
Hai-O Enterprise Berhad	226,680	295,674
*Hap Seng Consolidated Berhad	1,015,900	890,691
*Hap Seng Plantations Holdings Berhad	47,200	36,048
*HLG Capital Berhad	90,000	33,886
Hock Seng Lee Berhad	1,010,300	475,995
Hong Leong Industries Berhad	605,900	871,137
*Hovid Berhad	1,803,300	128,921
*Hubline Berhad	1,129,100	68,404
Hunza Properties Berhad	446,200	170,427
Hwang-DBS (Malaysia) Berhad	293,200	155,288
IGB Corp. Berhad	1,000,300	572,588
*IJM Land Berhad	1,807,400	1,306,415
IJM Plantations Berhad	1,188,700	936,417
*Insas Berhad	1,707,888	304,993
Integrated Logistics Berhad	544,300	180,212
*Jaks Resources Berhad	800,700	199,456
*Jaya Tiasa Holdings Berhad	436,390	500,255
JT International Berhad	550,600	938,282
*K & N Kenanga Holdings Berhad	762,300	206,849
*Karambunai Corp. Berhad	3,120,500	62,974
*Keck Seng (Malaysia) Berhad	552,100	921,968
Kencana Petroleum Berhad	1,683,664	823,306

1214

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
KFC Holdings (Malaysia) Berhad	559,800	$1,388,179
*Kian Joo Can Factory Berhad	1,091,080	420,315
Kim Loong Resources Berhad	221,760	142,868
*Kinsteel Berhad	625,400	195,765
KLCC Property Holdings Berhad	256,700	258,509
*KNM Group Berhad	6,269,700	1,040,526
Kossan Rubber Industries Berhad	179,500	438,663
KPJ Healthcare Berhad	819,250	744,668
KrisAssets Holdings Berhad	88,863	82,518
*KSL Holdings Berhad	649,266	295,269
*Kub Malaysia Berhad	1,353,500	201,026
Kuchai Development Berhad	38,100	9,734
Kulim Malaysia Berhad	536,050	1,239,367
*Kumpulan Europlus Berhad	900,100	123,344
*Kumpulan Hartanah Selangor Berhad	708,600	101,144
*Kumpulan Perangsang Selangor Berhad	351,700	156,687
*Kurnia Asia Berhad	2,485,800	404,581
Kwantas Corp. Berhad	343,600	194,655
*Landmarks Berhad	923,400	344,004
*LBS Bina Group Berhad	161,800	29,837
Leader Universal Holdings Berhad	1,018,700	308,110
Leong Hup Holdings Berhad	397,700	164,849
Lingkaran Trans Kota Holdings Berhad	915,600	877,109
*Lion Corp Berhad	616,300	63,008
Lion Diversified Holdings Berhad	427,000	58,043
Lion Industries Corp. Berhad	1,284,500	702,688
LPI Capital Berhad	4,000	18,843
*MAA Holdings Berhad	346,666	76,537
*Mah Sing Group Berhad	676,040	364,302
*Malaysia Aica Berhad	48,200	8,228
*Malaysia Building Society Berhad	30,100	10,849
Malaysian Bulk Carriers Berhad	115,900	112,465
*Malaysian Mosaics Berhad	71,460	31,752
Malaysian Pacific Industries Berhad	339,500	726,165
*Malaysian Resources Corp. Berhad	3,446,649	1,673,721
*Mancon Berhad	12,000	3,278
Manulife Holdings Berhad	100,800	84,733
Marco Holdings Berhad	2,815,400	109,820
MBM Resources Berhad	322,366	285,029
*Measat Global Berhad	310,800	258,424
Media Prima Berhad	1,669,203	1,192,479
*Mega First Corp. Berhad	361,600	189,802
*MEMS Technology Berhad	1,917,000	36,119
*Metro Kajang Holdings Berhad	145,845	60,298
*Minho (M) Berhad	181,100	23,635
*MK Land Holdings Berhad	862,700	91,085
*MNRB Holdings Berhad	497,100	454,796
*MTD ACPI Engineering Berhad	541,000	81,020
*Mudajaya Group Berhad	149,100	239,079
*Muhibbah Engineering Berhad	750,150	230,953
*Mulpha International Berhad	4,537,300	712,911
Multi-Purpose Holdings Berhad	502,700	354,326
Naim Holdings Berhad	622,300	663,298
*Narra Industries Berhad	16,000	3,090
*NCB Holdings Berhad	1,147,200	1,203,333
*Nikko Electronics Berhad	36,600	115
Notion VTEC Berhad	258,720	255,837
NTPM Holdings Berhad	1,203,180	218,463
*NV Multi Corp. Berhad	430,900	102,723
*NWP Holdings Berhad	112,000	5,627
*Nylex (Malaysia) Berhad	450,383	111,314

1215

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
OKS Property Holdings Berhad	206,835	$35,430
Oriental Holdings Berhad	23,500	44,627
*OSK Holdings Berhad	1,719,088	767,920
*P.I.E. Industrial Berhad	140,100	196,706
*Pan Malaysia Cement Works Berhad	646,600	26,239
*Pan Malaysian Industries Berhad	1,129,000	17,521
Panasonic Manufacturing Malaysia Berhad	157,184	833,414
*Panglobal Berhad	14,000	8,309
*Paramount Corp. Berhad	24,000	27,634
PBA Holdings Berhad	274,100	77,451
*Pelikan International Corp. Berhad	899,340	343,485
PJ Development Holdings Berhad	1,070,900	262,696
*POS Malaysia Berhad	127,900	115,245
*Prime Utilities Berhad	3,000	85
Protasco Berhad	575,600	185,370
*Proton Holdings Berhad	707,300	1,058,466
Puncak Niaga Holdings Berhad	685,020	573,325
QL Resources Berhad	807,660	956,306
QSR Brand Berhad	37,333	41,046
*Ramunia Holdings Berhad	697,287	83,767
*RCE Capital Berhad	1,023,900	209,662
*Rekapacific Berhad	55,000	—
*Salcon Berhad	702,400	156,950
SapuraCrest Petroleum Berhad	1,343,100	959,764
*Sarawak Oil Palms Berhad	179,660	159,127
Scientex, Inc. Berhad	344,862	156,026
*Scomi Group Berhad	1,204,600	169,823
*Selangor Dredging Berhad	1,118,200	190,879
Shangri-La Hotels (Malaysia) Berhad	171,200	112,065
*SHL Consolidated Berhad	277,400	105,838
*Sino Hua-An International Berhad	423,700	58,954
*South East Asia Lumber, Inc. Berhad	618,000	83,119
Southern Acids (Malaysia) Berhad	41,000	16,866
Southern Steel Berhad	502,800	375,359
*SPK Sentosa Corp. Berhad	239,000	30,020
*SRI Hartemas Berhad	65,000	—
Star Publications (Malaysia) Berhad	584,600	616,035
Subur Tiasa Holdings Berhad	386,085	263,104
Sunrise Berhad	836,008	565,962
*Sunway City Berhad	724,900	882,555
*Sunway Holdings Berhad	1,046,000	497,513
Supermax Corp. Berhad	660,400	1,411,025
Suria Capital Holdings Berhad	672,800	318,802
Symphony House Berhad	140,000	10,663
*Ta Ann Holdings Berhad	409,380	729,947
*TA Enterprise Berhad	4,878,900	1,047,172
*TA Global Berhad (B3X17H6)	2,927,340	383,955
*TA Global Berhad (B4LM6X7)	2,927,340	292,388
*Tahp Group Berhad	4,000	4,345
*Talam Corp. Berhad	783,450	34,195
*Tamco Corp. Holdings Berhad	38,025	657
*Tan Chong Motor Holdings Berhad	1,344,900	1,930,494
*TDM Berhad	355,500	214,318
*Tebrau Teguh Berhad	1,016,400	199,780
Thong Guan Industries Berhad	215,100	53,915
*Three-A Resources Berhad	140,100	80,688
*Time Dotcom Berhad	2,372,900	348,717
*Titan Chemicals Corp. Berhad	902,500	365,568
Top Glove Corp. Berhad	250,080	993,255
*Tradewinds (Malaysia) Berhad	384,000	387,099
TRC Synergy Berhad	64,800	23,477

1216

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
UAC Berhad	44,715	$50,184
Uchi Technologies Berhad	592,300	265,888
*Unico-Desa Plantations Berhad	1,853,775	553,836
*Unisem (M) Berhad	921,800	993,057
United Malacca Rubber Estates Berhad	260,700	640,774
United Malayan Land Berhad	13,000	5,876
United Plantations Berhad	508,900	2,251,107
VS Industry Berhad	427,326	173,299
Wah Seong Corp. Berhad	1,166,893	932,363
*WCT Berhad	1,873,300	1,717,792
*WTK Holdings Berhad	1,165,000	473,971
*Yeo Hiap Seng (Malaysia) Berhad	56,760	25,188
YTL Cement Berhad	54,800	74,093
*YTL e-Solutions Berhad	3,485,600	863,968
*YTL Land & Development Berhad	77,900	25,717
*Yu Neh Huat Berhad	815,141	450,443
*Zelan Berhad	1,146,600	218,990
Zhulian Corp Berhad	33,700	26,286

TOTAL MALAYSIA		80,426,196

MEXICO — (4.8%)
#*Alsea de Mexico S.A.B. de C.V.	511,600	548,903
#*Axtel S.A.B. de C.V.	1,196,346	824,949
#Banco Compartamos S.A. de C.V.	612,400	3,464,327
#*Bolsa Mexicana de Valores S.A. de C.V.	626,908	1,064,174
*Carso Infraestructura y Construccion S.A.B. de C.V.	1,608,100	1,044,878
#Cia Minera Autlan S.A.B. de C.V.	198,900	494,332
#*Consorcio ARA S.A.B. de C.V.	660,100	455,713
*Consorcio Hogar S.A.B. de C.V. Series B	76,793	66,675
#*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	4,211,797
#*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	492,188
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	421
Corporacion Moctezuma S.A.B. de C.V.	858,200	2,150,336
Corporativo Fragua S.A.B. de C.V. Series B	31	257
Corporativo GBM S.A.B de C.V.	29,028	14,146
#*Desarrolladora Homex S.A.B. de C.V.	576,300	2,790,636
*Dine S.A.B. de C.V.	196,367	116,427
Embotelladora Arca S.A.B. de C.V.	1,909,100	7,210,148
*Empaques Ponderosa S.A. de C.V. Series B	206,000	15,058
#*Empresas ICA S.A.B. de C.V.	819,818	2,161,367
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	7,204,396
#*Financiera Independencia S.A.B de C.V.	290,818	312,732
#*Genomma Lab Internacional S.A. de C.V.	370,886	1,216,681
*Gruma S.A.B. de C.V. ADR	33,070	242,072
#*Gruma S.A.B. de C.V. Series B	1,253,434	2,310,947
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	393,000	743,404
#Grupo Aeroportuario del Pacifico S.A.B. de C.V.	650,300	2,312,870
*Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	13,400	474,494
#*Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	840,143
#*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,458,750
*Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	2,933,660
Grupo Continental S.A.B. de C.V.	3,051,159	8,153,110
#*Grupo Famsa S.A.B. de C.V.	207,500	380,881
*Grupo Herdez S.A.B. de C.V.	107,000	158,776
Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	516,932
*Grupo Industrial Saltillo S.A.B. de C.V.	243,300	199,782
#*Grupo Iusacell S.A.B. de C.V.	58,150	226,701
*Grupo Kuo S.A.B. de C.V. Series B	222,767	284,062
*Grupo Nutrisa S.A. de C.V.	188	474
*Grupo Posadas S.A. de C.V. Series L	199,000	253,755
*Grupo Qumma S.A. de C.V. Series B	105,334	1,540

1217

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
#*Grupo Simec, S.A. de C.V.	171,304	$479,174
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	644,700	837,800
#*Industrias Bachoco S.A.B. de C.V. Series B	152,000	279,007
*Industrias CH S.A.B. de C.V. Series B	1,172,808	4,925,655
*Maxcom Telecomunicaciones S.A.B. de C.V.	161,444	105,555
*Megacable Holdings S.A.B. de C.V.	24,400	61,058
Mexichem S.A.B.de C.V.	731,383	2,096,921
#*Promotora y Operadora de Infraestructura S.A. de C.V.	465,510	1,164,508
*Sanluis Corporacion S.A. de C.V. Series A	3,300	641
*Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	1,546
*Sanluis Rassini Series A	3,300	—
*Sanluis Rassini Series B	4,642	—
*Sanluis Rassini Series C	4,642	—
#*SARE Holding S.A. de C.V.	271,300	92,988
*Savia S.A. de C.V.	610,700	39,681
#TV Azteca S.A.B. de C.V. Series A	6,581,300	3,725,693
*Urbi Desarrollos Urbanos S.A.B. de C.V.	1,041,700	2,423,985
*Vitro S.A.B. de C.V.	736,702	649,208

TOTAL MEXICO		76,236,314

PHILIPPINES — (1.5%)
A. Soriano Corp.	3,430,211	173,865
Aboitiz Equity Ventures, Inc.	6,767,000	2,537,236
Alaska Milk Corp.	1,404,000	271,057
*Atlas Consolidated Mining & Development Corp.	529,000	113,175
Bacnotan Consolidated Industries, Inc.	135,549	31,707
*Belle Corp.	12,216,000	523,772
*Benpres Holdings Corp.	7,752,000	592,441
Cebu Holdings, Inc.	2,284,000	110,022
*China Banking Corp.	8,438	70,007
*Digital Telecommunications Phils., Inc.	15,152,200	453,117
*DMCI Holdings, Inc.	1,551,400	587,472
Filinvest Development Corp.	11,428,000	542,510
*Filinvest Land, Inc.	72,127,577	1,553,460
*First Gen Corp.	2,534,000	576,271
First Philippines Holdings Corp.	1,527,600	1,889,430
Ginebra San Miguel, Inc.	999,000	715,507
House of Investments, Inc.	692,000	35,485
International Container Terminal Services, Inc.	2,700,000	1,710,121
*Ionics, Inc.	769,825	22,553
Jollibee Foods Corp.	647,500	847,659
*Lepanto Consolidated Mining Co. Series B	2,970,000	14,856
*Mabuhay Holdings Corp.	516,000	5,107
*Macroasia Corp.	447,500	28,670
*Manila Jockey Club, Inc.	163,277	11,385
*Manila Mining Corp.	167,962,500	70,907
Manila Water Co, Inc.	1,819,900	621,566
*Megaworld Corp.	23,744,000	701,396
*Metro Pacific Corp. Series A	1,827,193	85,483
*Paxys, Inc.	1,757,280	78,477
*Pepsi-Cola Products Philippines, Inc.	356,000	23,446
*Philex Mining Corp.	2,554,900	697,469
*Philippine Bank of Communications	14,726	11,841
*Philippine National Bank	837,275	576,648
*Philippine National Construction Corp.	173,000	19,067
Philippine Savings Bank	356,863	416,437
Philippine Stock Exchange, Inc.	23,180	152,994
*Philippine Townships, Inc.	318,733	34,053
*PhilWeb Corp.	552,600	204,207
Republic Glass Holding Corp.	507,500	19,405
RFM Corp.	9,124,268	175,044

1218

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Rizal Commercial Banking Corp.	185,300	$84,680
*Robinson’s Land Corp. Series B	3,434,870	1,164,576
Security Bank Corp.	320,842	427,042
Semirara Mining Corp.	266,900	460,867
Shang Properties, Inc.	1,759,970	72,512
*SM Development Corp.	10,415,093	1,544,069
*Union Bank Of Philippines	208,900	212,692
*Universal Rightfield Property Holdings, Inc.	1,062,000	669
*Universal Robina Corp.	3,594,015	2,048,285
*Victorias Milling Co., Inc.	139,680	2,734
Vista Land & Lifescapes, Inc.	8,197,700	347,962
*Yehey! Corp.	29,670	—

TOTAL PHILIPPINES		23,671,413

POLAND — (2.5%)
*Agora SA	156,140	1,379,444
*Alchemia SA	90,687	207,114
*Amica SA	20,213	278,469
*AmRest Holdings SA	13,409	317,180
Apator SA	30,999	219,707
*Asseco Poland SA	761	14,687
*ATM SA	57,593	164,566
*Bank Millennium SA	892,727	1,462,599
*Bank Przemyslowo Handlowy BPH SA	18,428	442,672
*Barlinek SA	162,981	233,183
*Bioton SA	7,909,195	588,502
*BOMI SA	61,077	308,570
*Boryszew SA	577,466	407,298
Budimex SA	41,290	1,379,166
*Cersanit-Krasnystaw SA	170,318	937,951
*Ciech SA	47,394	525,715
*ComArch SA	7,855	265,305
*Cyfrowy Polsat SA	71,325	356,532
*Debica SA	29,862	817,966
Decora SA	9,066	69,072
*Dom Development SA	8,374	171,852
*Dom Maklerski IDM SA	338,502	300,305
*Echo Investment SA	1,181,980	1,829,275
Elektrobudowa SA	8,568	509,732
*Elstar Oils SA	26,132	74,041
*Emperia Holding SA	26,148	710,505
*Energomontaz Poludnie SA	69,947	101,400
Eurocash SA	172,824	1,277,470
Fabryki Mebli Forte SA	48,823	259,852
*Famur SA	195,168	163,953
*Farmacol SA	50,868	734,386
*Ferrum SA	309	1,359
*Gant Development SA	27,439	235,198
*Gastel Zurawie SA	75,645	49,150
*Grupa Kety SA	39,137	1,560,076
*Hydrobudowa Polska SA	122,150	159,560
*Impexmetal SA	414,860	551,268
*Inter Cars SA	12,178	298,442
*JW Construction Holding SA	28,813	164,098
*Koelner SA	15,481	73,338
*Kredyt Bank SA	74,420	394,698
*LC Corp. SA	605,897	314,704
Lentex SA	24,214	207,260
*LPP SA	1,577	986,087
*MCI Management SA	71,699	161,990
*MNI SA	253,024	332,153

1219

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Mondi Packaging Paper Swiecie SA	42,039	$1,032,384
Mostostal Siedlce SA	925,440	1,507,602
*Mostostal Warszawa SA	37,200	917,324
*Mostostal Zabrze Holding SA	223,708	357,384
*Multimedia Polska SA	205,973	611,417
*Netia Holdings SA	670,005	1,115,970
*NFI Empik Media & Fasion SA	43,936	281,289
NG2 SA	64,565	1,276,079
*Noble Bank SA	94,588	191,690
*Orbis SA	130,535	1,786,880
*PBG SA	20,032	1,602,002
Pekaes SA	24,538	89,750
*Pfleiderer Grajewo SA	1,555	4,958
*Pol-Aqua SA	2,583	19,596
*Polish Energy Partners SA	28,909	374,592
*Polnord SA	39,675	561,641
*Polska Grupa Farmaceutyczna SA	34,417	534,683
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	30,753	222,179
*Qumak-Sekom SA	3,881	22,277
Raciborska Fabryka Kotlow SA	215,305	978,618
Sniezka SA	5,612	77,251
*Stalexport SA	571,434	361,533
*Sygnity SA	39,980	226,263
*Synthos SA	2,064,706	1,232,929
*Trakcja Polska SA	154,223	222,771
*Vistula Group SA	232,490	228,652
Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	1,419,839
Zaklady Azotowe Pulawy SA	18,033	407,671
*Zaklady Azotowe w Tarnowie-Moscicach SA	30,334	171,198
*Zaklady Chemiczne Police SA	50,407	106,987
Zaklady Tluszcowe Kruszwica SA	18,200	465,220
*Zelmer SA	13,951	186,242

TOTAL POLAND		40,592,721

SOUTH AFRICA — (8.5%)
Adcock Ingram Holdings, Ltd.	396,491	3,137,729
Adcorp Holdings, Ltd.	124,046	445,281
*Advtech, Ltd.	546,325	449,042
*Aeci, Ltd.	243,530	2,211,575
Afgri, Ltd.	651,729	602,638
*African Oxygen, Ltd.	246,822	774,013
*AG Industries, Ltd.	32,496,618	219,973
*Allied Electronics Corp., Ltd.	163,698	617,029
Allied Technologies, Ltd.	104,444	1,003,245
*Argent Industrial, Ltd.	37,236	46,367
*Argility, Ltd.	65,013	—
AST Group, Ltd.	857,498	114,271
Astral Foods, Ltd.	94,092	1,413,537
Aveng, Ltd.	981,591	4,923,931
AVI, Ltd.	549,062	1,785,127
*Avusa, Ltd.	404,845	1,079,188
Barloworld, Ltd.	579,959	3,845,104
*Basil Read Holdings, Ltd.	33,641	61,177
*Bell Equipment, Ltd.	158,539	249,075
*Blue Label Telecoms, Ltd.	647,432	447,240
Brait SA	109,854	312,136
Business Connexion Group	279,275	232,299
Capitec Bank Holdings, Ltd.	100,825	1,385,217
*Cashbuild, Ltd.	47,925	476,858
Ceramic Industries, Ltd.	31,493	495,664
*Cipla Medpro South Africa, Ltd.	694,933	526,055

1220

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
City Lodge Hotels, Ltd.	84,518	$866,238
Clicks Group, Ltd.	918,874	3,820,612
*Coronation Fund Managers, Ltd.	169,116	261,341
*Corpgro, Ltd.	241,136	—
*Cullinan Holdings, Ltd.	434,430	45,287
Data Tec, Ltd.	493,874	2,257,344
*Datacentrix Holdings, Ltd.	20,000	11,256
Delta EMD, Ltd.	83,032	153,741
Discovery Holdings, Ltd.	150,000	725,624
Distell Group, Ltd.	291,284	2,616,133
*Distribution & Warehousing Network, Ltd.	258,997	281,482
*Dorbyl, Ltd.	222,291	120,190
#*Durban Roodeport Deep, Ltd.	667,660	344,876
ElementOne, Ltd.	325,845	518,335
*EOH Holdings, Ltd.	16,503	25,769
*Eqstra Holdings, Ltd.	30,000	24,243
Famous Brands, Ltd.	54,758	215,414
Foschini, Ltd.	521,461	4,791,088
Freeworld Coatings, Ltd.	35,052	48,182
*Gold One International, Ltd.	164,683	42,924
*Gold Reef Resorts, Ltd.	306,215	759,518
Grindrod, Ltd.	1,607,864	3,554,135
*Group Five, Ltd.	292,935	1,469,187
*Highveld Steel and Vanadium Corp., Ltd.	156,938	1,748,333
Hudaco Industries, Ltd.	68,822	687,357
*Hulamin, Ltd.	96,862	138,606
*Iliad Africa, Ltd.	314,538	368,215
Illovo Sugar, Ltd.	457,118	1,798,605
Imperial Holdings, Ltd.	422,517	5,653,970
*JCI, Ltd.	1,622,051	—
JD Group, Ltd.	1,023,857	6,169,700
JSE, Ltd.	229,619	2,221,638
*Kap International Holdings, Ltd.	1,834,945	620,869
Lewis Group, Ltd.	283,002	2,359,098
M Cubed Holdings, Ltd.	385,000	10,424
Medi-Clinic Corp., Ltd.	585,801	2,109,840
Merafe Resources, Ltd.	4,526,666	1,106,054
*Metorex, Ltd.	1,453,388	825,361
*Metropolitan Holdings, Ltd.	2,025,393	4,572,929
Mr. Price Group, Ltd.	693,186	3,937,835
Murray & Roberts Holdings, Ltd.	4,350	24,602
Mustek, Ltd.	784,364	343,530
*Mvelaphanda Group, Ltd.	344,968	416,866
Nampak, Ltd.	1,326,125	3,258,267
Network Healthcare Holdings, Ltd.	1,005,302	1,845,676
Northam Platinum, Ltd.	388,463	2,750,006
Nu-World Holdings, Ltd.	28,894	78,537
Oceana Group, Ltd.	235,042	1,017,197
*Omnia Holdings, Ltd.	80,602	707,113
Palabora Mining Co., Ltd.	18,403	322,898
*Peregrine Holdings, Ltd.	500,419	868,888
*Pioneer Foods, Ltd.	32,838	174,842
Pretoria Portland Cement Co., Ltd.	521	2,351
PSG Group, Ltd.	171,802	653,131
Rainbow Chicken, Ltd.	91,454	195,529
*Randgold & Exploration Co., Ltd.	60,670	—
*Raubex Group, Ltd.	195,908	610,589
Redefine Properties, Ltd.	29,488	31,455
Reunert, Ltd.	594,843	4,626,510
Santam, Ltd.	96,433	1,350,135
*Sappi, Ltd.	463,051	1,933,054

1221

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Sappi, Ltd. Sponsored ADR	2,600	$10,972
*SecureData Holdings, Ltd.	339,582	38,158
#*Sentula Mining, Ltd.	2,055,316	841,477
*Simmer & Jack Mines, Ltd.	1,186,177	213,771
Spar Group, Ltd. (The)	559,850	5,794,753
Spur Corp., Ltd.	73,399	125,839
Stefanutti Stocks Holdings, Ltd.	32,116	51,237
*Sun International, Ltd.	207,451	2,625,821
*Super Group, Ltd.	16,981,587	1,687,881
*Tongaat-Hulett, Ltd.	625,434	8,746,246
*Trans Hex Group, Ltd.	153,546	76,116
Trencor, Ltd.	97,601	421,618
UCS Group, Ltd.	144,872	40,562
Value Group, Ltd.	363,719	177,032
*Wesizwe Platinum, Ltd.	401,595	121,431
Wilson Bayly Holme-Ovcon, Ltd.	190,920	3,091,416
Woolworths Holdings, Ltd.	1,831,592	5,673,980
*Zeder Investments, Ltd.	563,032	159,311

TOTAL SOUTH AFRICA		135,244,321

SOUTH KOREA — (10.8%)
#Aekyung Petrochemical Co., Ltd.	8,050	131,160
*Artone Paper Manufacturing Co., Ltd.	8,915	37,644
#Asia Cement Manufacturing Co., Ltd.	5,464	249,146
Asia Paper Manufacturing Co., Ltd.	8,880	111,552
*Asiana Airlines, Inc.	241,400	1,283,254
Baek Kwang Mineral Products Co., Ltd.	1,860	33,137
#*Basic House Co., Ltd. (The)	31,370	244,958
Bing Grae Co., Ltd.	14,046	621,879
#*BNG Steel Co., Ltd.	15,520	154,815
Bohae Brewery Co., Ltd.	20	391
*Boo Kook Securities Co., Ltd.	7,410	131,128
Boryung Pharmaceutical Co., Ltd.	9,694	139,412
#*Bu Kwang Pharmaceutical Co., Ltd.	34,341	561,048
Busan Bank	260,060	2,767,690
BYC Co., Ltd.	710	98,878
Byuck San Corp.	5,300	50,093
*Byuck San Engineering and Construction Co., Ltd.	38,300	77,749
#*Capro Corp.	51,300	548,617
#*Celrun Co., Ltd.	22,630	18,917
Cheil Worldwide, Inc.	8,815	2,775,689
#*Chin Hung International, Inc.	467,680	221,454
Cho Kwang Leather Co., Ltd.	10,640	94,338
Choil Aluminum Manufacturing Co., Ltd.	7,700	59,289
#Chong Kun Dang Pharmaceutical Corp.	27,162	439,679
Choongwae Holdings Co., Ltd.	28,232	47,873
#Choongwae Pharmaceutical Corp.	12,967	213,778
Chosun Refractories Co., Ltd.	2,653	134,986
#Chungho Comnet Co., Ltd.	2,320	21,187
#CJ CGV Co., Ltd.	28,890	605,858
#CJ Cheiljedang Corp.	8,963	1,782,368
#CJ Corp.	36,327	2,099,225
*CJ Seafood Corp.	20,560	77,384
*Cosmochemical Co., Ltd.	14,640	90,591
Crown Confectionery Co., Ltd.	1,360	101,908
Dae Dong Industrial Co., Ltd.	6,330	163,911
*Dae Ho Corp.	543	64
#*Dae Sang Corp.	49,760	352,750
Dae Won Kang Up Co., Ltd.	98,414	238,326
*Daechang Co., Ltd.	71,400	133,897
Daeduck Electronics Co., Ltd.	68,767	368,061

1222

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Daeduck Industries Co., Ltd.	36,486	$364,087
Daegu Bank Co., Ltd.	298,043	3,939,322
*Daegu Department Store Co., Ltd.	13,750	144,309
#Daehan City Gas Co., Ltd.	11,541	284,555
#Daehan Flour Mills Co., Ltd.	2,656	351,995
#Daehan Steel Co., Ltd.	22,710	229,926
Daehan Synthetic Fiber Co., Ltd.	1,750	111,290
Daekyo Co., Ltd.	98,400	517,481
#*Daekyung Machinery & Engineering Co., Ltd.	54,200	140,926
Daelim Industrial Co., Ltd.	35,448	2,013,354
Daelim Trading Co., Ltd.	17,730	68,572
Daesang Holdings Co., Ltd.	37,492	110,040
#Daesung Industrial Co., Ltd.	6,130	455,017
#*Daewoo Motor Sales Corp.	93,560	197,171
*Daewoong Co., Ltd.	6,546	108,436
#*Daewoong Pharmaceutical Co., Ltd.	14,580	647,383
Dahaam E-Tec Co., Ltd.	2,200	57,533
*Daishin Securities Co., Ltd.	96,730	1,287,364
*Daiyang Metal Co., Ltd.	22,400	27,636
#Daou Technology, Inc.	57,240	472,370
*DCM Corp.	2,820	20,755
Digital Power Communications Co., Ltd.	50,540	64,357
Dong Ah Tire Industrial Co., Ltd.	23,075	160,203
#Dong IL Rubber Belt Co., Ltd.	26,558	158,122
#*Dong Yang Gang Chul Co., Ltd.	65,210	228,518
#Dong-A Pharmaceutical Co., Ltd.	20,016	1,973,066
*Dongaone Co., Ltd.	13,750	48,751
Dongbang Agro Co., Ltd.	19,470	110,801
Dongbang Transport Logistics Co., Ltd.	26,000	69,950
#Dongbu Corp.	25,950	152,678
*Dongbu HiTek Co., Ltd.	40,153	302,364
Dongbu Insurance Co., Ltd.	48,770	1,538,542
#*Dongbu Securities Co., Ltd.	51,631	276,821
#Dongbu Steel Co., Ltd.	54,916	506,346
Dong-Il Corp.	3,202	163,247
Dongil Industries Co., Ltd.	3,162	219,358
Dongil Paper Manufacturing Co., Ltd.	6,080	7,954
Dongkuk Steel Mill Co., Ltd.	99,270	2,075,482
#Dongwha Pharm Co., Ltd.	47,870	257,547
Dongwon F&B Co., Ltd.	3,810	157,651
#Dongwon Industries Co., Ltd.	3,363	357,723
#*Dongwon Systems Corp.	171,147	272,898
#Dongyang Mechatronics Corp.	57,681	358,364
#Doosan Construction & Engineering Co., Ltd.	83,770	411,729
Doosan Corp.	1,040	113,581
#*DuzonBIzon Co., Ltd.	37,140	585,961
#E1 Corp.	8,685	479,964
*Eagon Industrial Co., Ltd.	8,930	93,579
*Eugene Investment & Securities Co., Ltd.	1,178,194	863,597
F&F Co., Ltd.	21,060	84,667
#*Firstech Co., Ltd.	68,149	202,186
#*Foosung Co., Ltd.	93,559	308,807
Fursys, Inc.	15,560	389,073
Gaon Cable Co., Ltd.	4,693	126,056
#GIIR, Inc.	14,410	127,210
#Global & Yuasa Battery Co., Ltd.	16,060	408,824
*Golden Bridge Investment & Securities Co., Ltd.	44,910	89,892
#Green Cross Corp.	6,717	636,524
#Green Cross Holdings Corp.	2,364	192,100
#*Green Non-Life Insurance Co., Ltd.	19,867	81,665
#GS Global Corp.	8,372	146,665

1223

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Gwangju Shinsegae Co., Ltd.	1,820	$240,870
Halla Climate Control Corp.	106,070	1,423,829
#Halla Engineering & Construction Corp.	26,842	426,407
#Han Kuk Carbon Co., Ltd.	45,743	289,352
#*Han Yang Securities Co., Ltd.	24,190	209,921
#*Hanall Biopharma Co., Ltd.	52,878	224,678
Handok Pharmaceuticals Co., Ltd.	12,760	163,438
#Handsome Corp.	34,799	458,841
#Hanil Cement Manufacturing Co., Ltd.	11,659	732,188
*Hanil Construction Co., Ltd.	11,388	37,079
#Hanil E-Wha Co., Ltd.	56,330	323,642
#Hanjin Heavy Industries & Construction Co., Ltd.	79,010	1,955,562
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	28,580	327,974
#*Hanjin Shipping Co., Ltd.	19,944	584,815
*Hanjin Shipping Holdings Co., Ltd.	3,844	67,902
#Hanjin Transportation Co., Ltd.	19,671	609,711
Hankook Cosmetics Co., Ltd.	25,320	90,123
Hankook Shell Oil Co., Ltd.	1,867	272,485
*Hankook Synthetics, Inc.	550	47
Hankuk Electric Glass Co., Ltd.	5,450	196,020
Hankuk Glass Industries, Inc.	12,660	278,117
#Hankuk Paper Manufacturing Co., Ltd.	6,700	181,383
#Hanmi Pharm Co., Ltd.	16,737	1,286,103
#*Hanmi Semiconductor Co., Ltd.	24,980	193,319
#Hansae Co., Ltd.	16,560	102,682
Hansae Yes24 Holdings Co., Ltd.	5,520	15,510
Hanshin Construction Co., Ltd.	530	4,938
#Hansol Chemical Co., Ltd.	15,180	177,412
#Hansol CSN Co., Ltd.	65,160	133,445
#Hansol LCD, Inc.	12,257	570,116
#Hansol Paper Co., Ltd.	83,760	852,552
#Hanssem Co., Ltd.	30,600	333,554
Hanwha Chemical Corp.	187,517	2,821,004
#*Hanwha Non-Life Insurance Co., Ltd.	58,398	515,686
*Hanwha Securities Co., Ltd.	112,961	730,713
Hanwha Timeworld Co., Ltd.	5,120	71,110
#*HeungKuk Fire & Marine Insurance Co., Ltd.	71,447	369,147
Hite Brewery Co., Ltd.	5,145	605,405
#Hite Holdings Co., Ltd.	15,260	340,210
*HMC Investment Securities Co., Ltd.	37,920	680,998
Hotel Shilla Co., Ltd.	81,768	1,639,562
HS R&A Co., Ltd.	1,460	13,166
#Huchems Fine Chemical Corp.	31,846	755,291
#Husteel Co., Ltd.	9,530	138,608
*Hwa Sung Industrial Co., Ltd.	12,520	68,755
Hwacheon Machinery Works Co., Ltd.	370	6,264
#Hwashin Co., Ltd.	38,280	262,806
Hyosung T & C Co., Ltd.	3,330	236,372
#Hyundai Cement Co., Ltd.	10,770	105,379
#*Hyundai Corp.	21,801	457,150
Hyundai Department Store Co., Ltd.	24,688	2,206,863
Hyundai Development Co.	48,080	1,186,152
Hyundai DSF Co., Ltd.	7,510	58,989
Hyundai Elevator Co., Ltd.	7,294	318,482
#Hyundai Engineering Plastics Co., Ltd.	40,790	164,858
Hyundai H & S Co., Ltd.	8,666	749,826
#Hyundai Hysco	91,740	1,564,775
*Hyundai Marine & Fire Insurance Co., Ltd.	132,660	2,443,136
#Hyundai Mipo Dockyard Co., Ltd.	22,255	3,133,580
Hyundai Mobis	36	5,975
Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	25,684

1224

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Hyundai Securities Co.	103,730	$1,212,513
#*IHQ, Inc.	22,450	19,949
#*Il Dong Pharmaceutical Co., Ltd.	7,743	219,247
Il Sung Construction Co., Ltd.	2,700	17,958
*Il Yang Pharmaceutical Co., Ltd.	23,000	522,098
#*Iljin Display Co., Ltd.	34,458	261,207
#*Iljin Electric Co., Ltd.	26,649	235,179
#Iljin Holdings Co., Ltd.	27,632	78,654
Ilshin Spinning Co., Ltd.	1,887	116,080
Ilsung Pharmaceutical Co., Ltd.	2,444	201,712
InziControls Co., Ltd.	1,260	3,722
IS Dongseo Co., Ltd.	14,778	107,500
#ISU Chemical Co., Ltd.	16,610	206,572
IsuPetasys Co., Ltd.	56,480	154,545
#Jahwa Electronics Co., Ltd.	25,340	156,401
Jeil Pharmaceutical Co.	19,870	195,064
Jeonbuk Bank, Ltd.	84,399	519,977
*Jinheung Mutual Savings Bank Co., Ltd.	39,019	140,053
#JS Cable Co., Ltd.	4,540	54,861
#K.C. Tech Co., Ltd.	43,023	269,418
#*KC Cottrell Co., Ltd.	4,486	57,676
#*KCO Energy, Inc.	120,777	18,871
#*Keangnam Enterprises, Ltd.	22,093	155,092
*Kedcom Co., Ltd.	2,103	1,148
#KG Chemical Corp.	15,390	155,367
#*KIC, Ltd.	23,030	173,494
#KISCO Corp.	10,860	353,760
#KISWIRE, Ltd.	16,702	543,334
*KIWOOM Securities Co., Ltd.	13,220	508,649
#Kolon Engineering & Construction Co., Ltd.	36,920	149,928
#Kolon Industries, Inc. (6496539)	6,689	187,662
#*Kolon Industries, Inc. (B5TVWD5)	17,200	775,928
*Korea Cast Iron Pipe Co., Ltd.	30,450	121,294
*Korea Circuit Co., Ltd.	19,330	92,584
Korea Cottrell Co., Ltd.	12,715	49,139
#*Korea Development Co., Ltd.	29,710	110,154
*Korea Development Leasing Corp.	5,065	137,874
Korea Electric Terminal Co., Ltd.	14,990	237,279
Korea Export Packing Industries Co., Ltd.	3,990	45,262
*Korea Express Co., Ltd.	19,059	1,069,346
*Korea Flange Co., Ltd.	6,900	64,378
*Korea Green Paper Manufacturing Co., Ltd.	1,002	1,335
*Korea Investment Holdings Co., Ltd.	89,930	2,625,937
Korea Iron & Steel Co., Ltd.	3,462	182,268
#*Korea Kolmar Co., Ltd.	41,477	178,405
#*Korea Komho Petrochemical Co., Ltd.	27,360	908,985
#*Korea Line Corp.	13,950	746,582
*Korea Mutual Savings Bank	6,040	60,796
#Korea Petrochemical Industry Co., Ltd.	10,960	450,921
#*Korea Plant Service & Engineering Co., Ltd.	19,098	870,052
#Korea Reinsurance Co., Ltd.	189,601	1,653,311
Korea Zinc Co., Ltd.	5,742	999,501
#Korean Air Terminal Service Co., Ltd.	4,350	165,306
#KP Chemical Corp.	121,051	1,021,650
KPX Chemical Co., Ltd.	3,419	154,038
#KPX Fine Chemical Co., Ltd.	3,686	225,879
KPX Holdings Corp.	3,008	156,011
#*KTB Securities Co., Ltd.	129,830	436,159
#Kukdo Chemical Co., Ltd.	8,450	206,753
#Kukdong Oil & Chemicals Co., Ltd.	3,623	53,020
Kumbi Corp.	670	21,496

1225

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Kumho Electric Co., Ltd.	7,792	$387,347
*Kumho Industrial Co., Ltd.	46,110	171,185
*Kumho Investment Bank	145,230	139,985
#*Kumho Tire Co., Inc.	90,000	293,594
Kumkang Industrial Co., Ltd.	5,810	52,102
Kunsul Chemical Industrial Co., Ltd.	8,190	112,963
Kwang Dong Pharmaceutical Co., Ltd.	90,320	235,404
*Kwang Myung Electric Engineering Co., Ltd.	9,500	14,858
#Kyeryong Construction Industrial Co., Ltd.	12,540	175,774
#*Kyobo Securities Co., Ltd.	45,970	405,847
Kyung Dong Navien Co., Ltd.	1,740	47,716
*Kyungbang Co., Ltd.	1,352	140,558
Kyungdong City Gas Co., Ltd.	2,270	96,185
Kyung-in Synthetic Corp.	51,010	150,572
Kyungnam Energy Co., Ltd.	28,770	73,311
LG Fashion Corp.	46,325	1,099,337
#*LG Innotek Co., Ltd.	12,359	1,910,562
#LG International Corp.	73,842	2,170,951
#*LG Life Sciences, Ltd.	26,935	1,042,553
#LIG Insurance Co., Ltd.	86,490	1,717,723
Livart Furniture Co., Ltd.	9,790	74,809
#Lotte Chilsung Beverage Co., Ltd.	1,638	1,262,821
#Lotte Confectionary Co., Ltd.	1,468	1,621,504
#Lotte Midopa Co., Ltd.	61,160	629,836
#*Lotte Non-Life Insurance Co., Ltd.	48,040	318,971
#Lotte Sam Kang Co., Ltd.	1,998	486,480
#*Lotte Tour Development Co., Ltd.	5,730	153,965
LS Industrial Systems Co., Ltd.	13,843	911,663
Macquarie Korea Infrastructure Fund	488,481	2,102,193
Manho Rope & Wire Co., Ltd.	3,950	64,856
Meritz Fire Marine Insurance Co., Ltd.	180,948	1,171,380
*Meritz Securities Co., Ltd.	368,685	365,098
Miwon Commercial Co., Ltd.	831	62,906
*Miwon Specialty Chemical Co., Ltd.	448	38,435
*Moorim P&P Co., Ltd.	13,260	98,098
#Moorim Paper Co., Ltd.	21,778	169,118
Motonic Corp.	20,900	168,331
#Namhae Chemical Corp.	63,074	931,561
#*Namkwang Engineering & Construction Co., Ltd.	32,027	160,694
Namyang Dairy Products Co., Ltd.	1,009	484,924
#*Nasan Co., Ltd.	23,824	24,579
#National Plastic Co., Ltd.	32,500	48,714
NCsoft Corp.	18,816	2,797,475
Nexen Corp.	4,130	167,986
#Nexen Tire Corp.	71,180	352,567
*NH Investment & Securities Co., Ltd.	64,269	588,307
#*NK Co., Ltd.	17,150	172,265
#Nong Shim Co., Ltd.	7,855	1,512,920
Nong Shim Holdings Co., Ltd.	5,210	298,951
Noroo Holdings Co., Ltd.	8,565	42,375
Noroo Paint Co., Ltd.	14,277	46,362
*ON*Media Corp.	138,570	417,996
#*Orientbio, Inc.	106,060	119,984
#ORION Corp.	8,420	2,206,603
Ottogi Corp.	3,910	489,328
Pacific Corp.	7,688	883,703
Pacific Pharmaceutical Co., Ltd.	2,030	59,968
*PaperCorea, Inc.	13,740	90,893
Pohang Coated Steel Co., Ltd.	6,320	151,863
*Poong Lim Industrial Co., Ltd.	31,880	55,150
#Poongsan Corp.	47,471	1,141,907

1226

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Poongsan Holdings Corp.	7,417	$157,166
*Prime Entertainment Co., Ltd.	2,676	4,602
Pulmuone Co., Ltd.	2,916	119,056
Pum Yang Construction Co., Ltd.	12,016	60,778
Pusan City Gas Co., Ltd.	14,730	265,218
*Pyung Hwa Holdings Co., Ltd.	2	4
Pyung Hwa Industrial Co., Ltd.	6	14
#*RNL BIO Co., Ltd.	159,490	614,928
S&T Corp.	9,103	194,249
#*S&T Daewoo Co., Ltd.	13,230	314,033
#S&T Dynamics Co., Ltd.	50,002	713,233
#S&T Holdings Co., Ltd.	31,368	372,034
*S&T Motors Co., Ltd.	156,480	142,291
#S1 Corp.	43,593	1,861,734
#*Saehan Industries, Inc.	651,800	615,276
*Saehan Media Corp.	3,460	19,287
*Sajo Industries Co., Ltd.	8,060	182,319
*Sajodaerim Corp.	4,770	68,172
#Sam Jin Pharmaceutical Co., Ltd.	30,691	291,641
Sam Kwang Glass Industrial Co., Ltd.	4,960	212,534
Sam Whan Camus Co., Ltd.	5,270	27,847
Sam Yung Trading Co., Ltd.	13,947	62,013
#Sambu Construction Co., Ltd.	11,120	187,443
#Samchully Co., Ltd.	6,971	708,481
*Samho Development Co., Ltd.	25,410	65,227
*Samho International Co., Ltd.	12,681	28,093
Samhwa Crown & Closure Co., Ltd.	412	8,465
Samhwa Paints Industrial Co., Ltd.	26,400	110,742
Samick Musical Instruments Co., Ltd.	146,160	141,381
Samsung Climate Control Co., Ltd.	6,810	46,930
#Samsung Fine Chemicals Co., Ltd.	41,198	1,971,506
#Samwha Capacitor Co., Ltd.	15,030	145,904
#Samwhan Corp.	13,970	125,359
Samyang Corp.	12,380	454,352
#Samyang Foods Co., Ltd.	8,430	145,968
Samyang Genex Co., Ltd.	4,129	243,830
Samyang Tongsang Co., Ltd.	1,760	37,786
#Samyoung Electronics Co., Ltd.	20,950	206,786
*SAVEZONE I&C Corp.	9,100	22,462
*SBS Media Holdings Co., Ltd.	14,250	35,281
#Seah Besteel Corp.	25,030	370,129
SeAH Holdings Corp.	4,622	253,254
#SeAH Steel Corp.	6,214	218,308
Sebang Co., Ltd.	21,405	294,001
#Sejong Industrial Co., Ltd.	30,130	233,923
Seoul City Gas Co., Ltd.	3,590	155,622
#*Serim Paper Manufacturing Co., Ltd.	32,013	74,150
#Sewon Cellontech Co., Ltd.	51,111	257,625
#*SH Chemical Co., Ltd.	148,722	67,188
*Shell-Line Co., Ltd.	7,600	79,326
Shin Won Corp.	91,390	137,697
*Shin Young Securities Co., Ltd.	10,720	362,242
*Shinhan Engineering & Construction Co., Ltd.	3,676	24,463
Shinpoong Pharmaceutical Co., Ltd.	5,020	117,326
Shinsegae Engineering & Construction Co., Ltd.	2,990	36,433
*Shinsegae Information & Communication Co., Ltd.	1,545	80,619
*Shinsung Engineering Co., Ltd.	924	3,591
Shinsung FA Co., Ltd.	914	3,897
#*Shinsung Holdings Co., Ltd.	57,920	245,870
Silla Trading Co., Ltd.	7,570	79,481
#Sindo Ricoh Co., Ltd.	11,169	521,135

1227

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
SJM Co., Ltd.	22,510	$117,795
#*SK Chemicals Co., Ltd.	37,452	1,740,609
SK Gas Co., Ltd.	9,960	375,984
#SKC Co., Ltd.	46,420	852,016
*SL Corp.	24,960	191,740
*Solomon Mutual Savings Bank	11,267	39,499
#Songwon Industrial Co., Ltd.	19,620	183,962
#*Ssangyong Cement Industry Co., Ltd.	79,381	456,501
#*STX Corp.	54,002	925,704
#STX Engine Co., Ltd.	44,542	891,093
#STX Offshore & Shipbuilding Co., Ltd.	118,670	1,434,506
Suheung Capsule Co., Ltd.	16,030	88,464
#*Sung Jin Geotec Co., Ltd.	21,090	255,037
*Sung Shin Cement Co., Ltd.	25,380	124,427
*Sungchang Enterprise Holdings, Ltd.	8,030	141,618
*Sunjin Co., Ltd.	2,840	97,204
#*Sunkyong Securities Co., Ltd.	496,580	1,066,115
Tae Kwang Industrial Co., Ltd.	919	621,138
#Tae Kyung Industrial Co., Ltd.	33,700	156,140
#Taeyoung Engineering & Construction	106,800	462,551
#*Tai Han Electric Wire Co., Ltd.	52,710	525,162
Tai Lim Packaging Industries Co., Ltd.	71,720	91,544
#TCC Steel	16,988	78,865
*Tec & Co.	250,710	54,905
Telcoware Co., Ltd.	9,000	58,708
#*Tong Yang Major Corp.	92,436	230,701
*Tong Yang Securities, Inc.	188,196	1,611,422
*Trigem Computer, Inc.	13	—
*Trybrands, Inc.	3,207	22,945
#TS Corp.	6,600	251,166
#*Uangel Corp.	12,280	65,728
#Unid Co., Ltd.	6,660	237,695
*Union Steel Manufacturing Co., Ltd.	13,912	293,960
#*VGX International, Inc.	18,440	30,688
Whanin Pharmaceutical Co., Ltd.	27,500	184,755
#*Woongjin Holdings Co., Ltd.	73,957	707,449
#Woongjin Thinkbig Co., Ltd.	37,369	796,777
#Woori Financial Co., Ltd.	21,080	171,574
*Woori Investment & Securities Co., Ltd.	203,280	2,970,507
WooSung Feed Co., Ltd.	17,000	29,682
YESCO Co., Ltd.	5,950	131,763
Yoosung Enterprise Co., Ltd.	34,546	72,028
#Youlchon Chemical Co., Ltd.	32,710	267,140
*Young Poong Mining & Construction Corp.	1,580	78
Young Poong Paper Manufacturing Co., Ltd.	580	9,377
Youngone Corp. (6150493)	17,466	514,911
Youngone Corp. (B622C10)	60,704	514,912
Youngpoong Corp.	2,199	1,192,418
Yuhan Corp.	22,842	3,298,891
*Yuhwa Securities Co., Ltd.	12,910	169,184
#*Yungjin Pharm Co., Ltd.	130,976	146,272
*ZeroOne Interactive Co., Ltd.	3,200	43

TOTAL SOUTH KOREA		171,835,848

TAIWAN — (11.1%)
*A.G.V. Products Corp.	741,782	287,023
Aaeon Technology, Inc.	174,392	297,392
Ability Enterprise Co., Ltd.	752,076	1,296,514
*Abocom Systems, Inc.	470	179
*Acbel Polytech, Inc.	777,599	602,320
*Accton Technology Corp.	216,000	113,611

1228

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Adlink Technology, Inc.	81,000	$111,565
Advanced Semiconductor Engineering, Inc.	397,186	387,753
*Advantech Co., Ltd.	219,000	490,815
*ALI Corp.	169,000	353,342
*Alpha Networks, Inc.	293,000	281,874
Altek Corp.	524,042	877,440
*Ambassador Hotel (The)	597,000	660,239
*Ampoc Far East Co., Ltd.	158,444	91,424
*Amtran Technology Co., Ltd.	1,129,190	1,227,360
*APCB, Inc.	107,000	128,296
Apex Biotechnology Corp.	205,380	417,408
*Apex Science & Engineering Corp.	124,000	72,954
*Arima Communication Corp.	288,000	126,090
*Arima Optoelectronics Corp.	92,594	25,758
Asia Chemical Corp.	559,000	294,800
*Asia Optical Co, Inc.	164,000	286,794
*Asia Polymer Corp.	495,936	449,798
*Asia Vital Components Co., Ltd.	391,574	488,512
*ASROCK, Inc.	27,000	118,196
Aten International Co., Ltd.	197,479	386,791
Aurora Corp.	541,499	819,518
*Aurora Systems Corp.	244,244	194,677
*AV Tech Corp.	47,000	157,380
*Avermedia Technologies, Inc.	362,446	530,365
*Avision, Inc.	110,000	66,072
*Bank of Kaohsiung	33,000	11,318
Basso Industry Corp., Ltd.	62,000	59,719
*Behavior Tech Computer Corp.	775	56
*Bes Engineering Corp.	2,691,750	648,563
*Biostar Microtech International Corp.	231,975	170,631
*Bright Led Electronics Corp.	137,000	188,415
*C Sun Manufacturing, Ltd.	255,221	167,645
*Cameo Communications, Inc.	113,000	64,512
*Capital Securities Corp.	1,371,000	646,488
*Carnival Industrial Corp.	656,000	193,821
*Cathay Real Estate Development Co., Ltd.	612,000	248,698
*Central Reinsurance Co., Ltd.	826,402	434,308
*Chain Qui Development Co., Ltd.	226,083	218,554
*Champion Building Materials Co., Ltd.	560,991	420,104
*Charoen Pokphand Enterprises Co., Ltd.	351,000	168,907
*Cheng Loong Corp.	1,760,330	695,090
*Cheng Uei Precision Industry Co., Ltd.	475,000	916,740
*Chenming Mold Industrial Corp.	276,437	227,859
*Chia Hsin Cement Corp.	1,068,304	514,224
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	—
Chicony Electronics Co., Ltd.	206,711	545,516
*Chilisin Electronics Corp.	207,535	211,060
*China Chemical & Pharmaceutical Co.	408,000	271,634
China Ecotek Corp.	170,000	281,149
*China Electric Manufacturing Co., Ltd.	694,900	612,835
*China General Plastics Corp.	665,000	265,697
*China Glaze Co., Ltd.	329,423	269,865
China Hi-Ment Corp.	308,348	403,222
*China Life Insurance Co., Ltd.	1,837,029	1,453,868
*China Man-Made Fiber Co., Ltd.	2,399,879	670,020
*China Metal Products Co., Ltd.	426,181	600,205
*China Motor Co., Ltd.	469,000	332,452
*China Petrochemical Development Corp.	1,449,000	720,910
*China Rebar Co., Ltd.	55,174	—
*China Steel Chemical Corp.	412,554	1,253,450
*China Steel Structure Co., Ltd.	232,000	174,131

1229

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*China Synthetic Rubber Corp.	852,563	$912,614
*China United Trust & Investment Corp.	164,804	—
*China Wire & Cable Co., Ltd.	521,000	197,186
*Chinese Maritime Transport, Ltd.	422,850	1,103,399
*Ching Feng Home Fashions Industries Co., Ltd.	199,403	92,800
*Chin-Poon Industrial Co., Ltd.	559,207	436,763
*Chipbond Technology Corp.	25,000	39,458
*Chong Hong Construction Co.	229,000	471,827
*Chou Chin Industrial Co., Ltd.	825	—
Chroma Ate, Inc.	581,380	1,244,233
*Chun Yu Works & Co., Ltd.	469,000	161,457
*Chun Yuan Steel Industrial Co., Ltd.	1,046,536	451,803
*Chung Hsin Electric & Machinery Co., Ltd.	753,000	430,975
*Chung Hung Steel Corp.	1,291,000	657,281
*Chung Hwa Pulp Corp.	843,594	429,943
*Clevo Co.	344,000	751,494
*CMC Magnetics Corp.	3,059,000	858,981
*Collins Co., Ltd.	462,700	229,477
Compal Communications, Inc.	535,000	566,882
*Compeq Manufacturing Co., Ltd.	2,207,000	662,290
*Continental Holdings Corp.	1,297,067	488,397
*Cosmo Electronics Corp.	207,900	204,884
*Cosmos Bank Taiwan	262,740	57,849
CTCI Corp.	950,013	1,014,351
CX Technology Co., Ltd.	62,368	25,302
*Cyberlink Corp.	103,000	474,809
Cybertan Technology, Inc.	440,779	604,965
*Da-Cin Construction Co., Ltd.	482,711	287,116
*Darfon Electronics Corp.	234,000	333,516
*De Licacy Industries Co., Ltd.	70,000	24,590
*Delpha Construction Co., Ltd.	357,265	164,324
Delta Electronics, Inc.	305,891	1,013,953
*Der Pao Construction Co., Ltd.	476,000	12,455
*Diamond Flower Electric Instrument Co., Ltd.	203,524	244,794
*D-Link Corp.	923,665	888,767
*Dynamic Electronics Co., Ltd.	232,000	241,770
*Eastern Media International Corp.	2,366,337	656,566
*Eclat Textile Co., Ltd.	240,919	156,248
*Edom Technology Co., Ltd.	238,776	138,681
Elan Microelectronics Corp.	614,715	990,914
*E-Lead Electronic Co., Ltd.	82,942	61,039
*E-LIFE MALL Corp., Ltd.	22,000	37,086
*Elite Advanced Laser Corp.	64,000	144,297
*Elite Material Co., Ltd.	342,129	383,497
Elite Semiconductor Memory Technology, Inc.	230,200	491,714
*Elitegroup Computer Systems Co., Ltd.	456,182	189,003
*Enlight Corp.	149,899	5,596
*EnTie Commercial Bank	293,603	95,248
Eternal Chemical Co., Ltd.	510,290	540,762
*Everest Textile Co., Ltd.	830,562	174,687
*Everfocus Electronics Corp.	64,000	50,175
*Evergreen International Storage & Transport Corp.	1,691,000	1,391,170
*Everlight Chemical Industrial Corp.	655,000	618,599
*Everspring Industry Co.	139,000	54,987
*Evertop Wire Cable Corp.	45,461	10,763
Excel Cell Electronics Co., Ltd.	143,000	78,547
Far Eastern Department Stores Co., Ltd.	821,000	732,809
*Far Eastern International Bank	992,724	322,534
*Faraday Technology Corp.	235,000	412,277
*Federal Corp.	742,244	552,515
Feng Hsin Iron & Steel Co., Ltd.	446,100	741,881

1230

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Feng Tay Enterprise Co., Ltd.	791,561	$859,472
*FIC Global, Inc.	27,289	3,475
*First Copper Technology Co., Ltd.	703,000	335,635
*First Hotel	424,955	342,334
*First Insurance Co., Ltd. (The)	531,179	218,825
*First Steamship Co., Ltd.	335,200	582,600
*FLEXium Interconnect, Inc.	128,000	183,676
Flytech Technology Co., Ltd.	123,750	354,089
*Forhouse Corp.	324,000	418,478
*Formosa Advanced Technologies Co., Ltd.	74,000	119,617
Formosa Epitaxy, Inc.	280,758	421,952
Formosa International Hotels Corp.	17,000	199,674
*Formosan Rubber Group, Inc.	841,000	709,974
Fortune Electric Co., Ltd.	478,170	402,794
*Fu I Industrial Co., Ltd.	97,900	27,205
*Fullerton Technology Co., Ltd.	79,000	93,258
*Fwuson Industry Co., Ltd.	466,590	183,613
*G Shank Enterprise Co., Ltd.	335,013	320,678
*G.T.M. Corp.	338,000	217,158
Gem Terminal Industries Co., Ltd.	302,386	286,145
*Gemtek Technology Corp.	257,000	408,850
*General Plastic Industrial Co., Ltd.	26,000	38,830
*GeoVision, Inc.	34,000	137,144
*Getac Technology Corp.	679,360	520,805
Giant Manufacture Co., Ltd.	633,993	1,915,660
*Giantplus Technology Co., Ltd.	155,000	86,518
*Giga Solution Tech Co., Ltd.	69,000	51,859
*Giga Storage Corp.	69,000	92,497
*Giga-Byte Technology Co., Ltd.	1,390,800	1,537,170
*Global Mixed Mode Technology, Inc.	76,000	405,729
*Global Unichip Corp.	51,000	234,945
*Globe Union Industrial Corp.	426,944	510,898
Gold Circuit Electronics, Ltd.	864,227	324,350
*Goldsun Development & Construction Co., Ltd.	2,335,579	989,242
*Good Will Instrument Co., Ltd.	141,120	110,085
*Grand Pacific Petrochemical Corp.	1,130,000	534,072
Grape King, Inc.	183,000	257,821
*Great China Metal Industry Co., Ltd.	462,000	338,217
Great Taipei Gas Co., Ltd.	846,000	483,695
*Great Wall Enterprise Co., Ltd.	791,691	793,637
Greatek Co., Ltd.	853,620	943,298
*Hannstar Board Corp.	56,000	50,685
*HannStar Display Corp.	516,000	106,209
Hanpin Co., Ltd.	151,000	74,422
*Harvatek Corp.	137,000	167,381
*Hey Song Corp.	765,000	637,655
Highwealth Construction Corp.	1,037,871	1,691,318
*Hitron Technologies, Inc.	177,659	109,630
*Ho Tung Holding Corp.	1,003,817	540,092
*Hocheng Corp.	542,700	189,745
*Hold-Key Electric Wire & Cable Co., Ltd.	337,079	212,047
*Holtek Semiconductor, Inc.	158,000	240,503
*Hong Tai Electric Industrial Co., Ltd.	567,000	246,927
*Hong Yi Fiber Industry Co., Ltd.	158,320	63,076
*Honmyue Enterprise Co., Ltd.	139,080	39,426
*Hsin Kuang Steel Co., Ltd.	399,442	416,539
*Hsing Ta Cement Co., Ltd.	620,000	198,814
*Hua Eng Wire & Cable Co., Ltd.	988,565	369,664
*Huaku Development Co., Ltd.	266,000	724,436
*Huang Hsiang Construction Co.	204,800	365,520
*Hung Ching Development & Construction Co., Ltd.	449,000	286,949

1231

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Hung Poo Construction Corp.	490,658	$649,425
*Hung Sheng Construction Co., Ltd.	128,000	74,453
*Hwa Fong Rubber Co., Ltd.	471,670	205,042
*Ichia Technologies, Inc.	283,000	145,945
*I-Chiun Precision Industry Co., Ltd.	258,313	434,559
*ICP Electronics, Inc.	126,000	158,007
Infortrend Technology, Inc.	439,163	651,700
*Inventec Appliances Corp.	227,000	201,716
*I-Sheng Electric Wire & Cable Co., Ltd.	32,000	60,075
ITE Technology, Inc.	191,408	339,660
*Jean Co., Ltd.	127,000	66,018
*Jenn Feng New Energy Co., Ltd.	127,000	155,343
*Jess-Link Products Co., Ltd.	111,000	410,261
Johnson Health Tech Co., Ltd.	17,000	26,467
*Jui Li Enterprise Co., Ltd.	346,080	103,885
*K Laser Technology, Inc.	295,693	209,653
*Kang Na Hsiung Co., Ltd.	305,020	204,384
*Kao Hsing Chang Iron & Steel Corp.	784,000	240,006
*Kaulin Manufacturing Co., Ltd.	274,330	214,950
*Kee Tai Properties Co., Ltd.	830,997	419,770
Kenda Rubber Industrial Co., Ltd.	831,751	890,456
*King Core Electronics, Inc.	31,000	37,167
*King Slide Works Co., Ltd.	51,000	298,270
*King Yuan Electronics Co., Ltd.	2,116,979	1,002,265
*Kingdom Construction Co., Ltd.	889,000	676,657
*King’s Town Bank	1,795,701	514,866
*King’s Town Construction Co., Ltd.	545,359	521,189
*Kinpo Electronics, Inc.	2,658,157	807,462
Kinsus Interconnect Technology Corp.	246,000	638,368
Knowledge-Yield-Excellence Systems Corp.	415,903	439,152
*KS Terminals, Inc.	32,000	38,120
Kung Long Batteries Industrial Co., Ltd.	64,000	112,117
*Kuoyang Construction Co., Ltd.	687,000	490,215
*Kwong Fong Industries Corp.	996,000	272,360
*L&K Engineering Co., Ltd.	38,000	44,856
*Lan Fa Textile Co., Ltd.	618,423	230,026
*Lead Data Co., Ltd.	494,858	123,773
Leader Electronics, Inc.	61,917	57,229
*Leadtek Research, Inc.	89,961	38,245
*Leadtrend Technology Corp.	31,000	176,434
*Lealea Enterprise Co., Ltd.	1,198,050	487,726
*Ledtech Electronics Corp.	69,000	61,101
*Lee Chang Yung Chemical Industry Corp.	1,296,618	1,638,512
*Lee Chi Enterprises Co., Ltd.	326,000	142,769
*Lelon Electronics Corp.	14,000	8,729
*Leofoo Development Co., Ltd.	507,000	288,217
Les Enphants Co., Ltd.	318,800	363,838
*Li Peng Enterprise Co., Ltd.	967,824	529,717
*Lien Hwa Industrial Corp.	1,183,783	675,928
*Lingsen Precision Industries, Ltd.	506,506	318,843
*LITE-ON IT Corp.	308,000	334,445
*Lite-On Semiconductor Corp.	276,000	190,771
*Long Bon International Co., Ltd.	797,945	401,490
*Long Chen Paper Co., Ltd.	1,073,674	378,153
*Lotes Co., Ltd.	49,996	333,787
*Lucky Cement Corp.	620,000	160,656
*Lumax International Corp., Ltd.	54,100	100,590
Makalot Industrial Co., Ltd.	237,202	545,738
*Marketech International Corp.	80,000	43,055
*Masterlink Securities Corp.	851,000	337,925
*Maxtek Technology Co., Ltd.	45,000	66,110

1232

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Mayer Steel Pipe Corp.	282,160	$217,805
*Maywufa Co., Ltd.	67,632	37,312
*Meiloon Co., Ltd.	399,053	165,108
*Mercuries & Associates, Ltd.	987,477	506,107
Merida Industry Co., Ltd.	432,170	662,623
*Merry Electronics Co., Ltd.	52,363	99,987
*Microelectronics Technology, Inc.	672,315	428,839
*Micro-Star International Co., Ltd.	1,802,075	1,118,462
Min Aik Technology Co., Ltd.	224,316	390,167
*Mirle Automation Corp.	250,568	252,154
*Mitac International Corp.	1,149,000	533,566
*Mobiletron Electronics Co., Ltd.	135,000	113,839
*Mosel Vitelic, Inc.	420,000	196,367
*Mospec Seminconductor Corp.	117,000	71,506
*Mustek Systems, Inc.	129,119	32,874
Nak Sealing Technologies Corp.	121,954	178,320
*Namchow Chemical Industrial Co., Ltd.	473,000	659,105
*Nankang Rubber Tire Co., Ltd.	1,011,622	1,438,021
*Nantex Industry Co., Ltd.	455,134	325,345
National Petroleum Co., Ltd.	455,824	523,530
*New Asia Construction & Development Co., Ltd.	133,618	30,608
*Ocean Plastics Co., Ltd.	342,200	244,068
*Optimax Technology Corp.	674	68
Opto Tech Corp.	789,886	627,572
*Orient Semiconductor Electronics, Ltd.	466,000	144,880
*Oriental Union Chemical Corp.	1,095,788	947,674
*Orise Technology Co., Ltd.	44,000	81,188
*Pacific Construction Co., Ltd.	1,054,000	173,309
*Pan Jit International, Inc.	463,318	462,377
Pan-International Industrial Corp.	468,088	784,617
*Paragon Technologies Co., Ltd.	60,000	170,822
PC Home Online	49,000	127,309
*Phihong Technology Co., Ltd.	585,001	636,519
*Phytohealth Corp.	34,000	55,654
*Picvue Electronics, Ltd.	72,760	—
Pihsiang Machinery Mfg. Co., Ltd.	262,534	461,139
*Plotech Co., Ltd.	16,000	12,032
*Polaris Securities Co., Ltd.	793,000	395,367
*Polytronics Technology Corp.	57,000	121,187
*Potrans Electrical Corp.	228,000	31,721
*Power Quotient International Co., Ltd.	180,000	160,613
*Precision Silicon Corp.	82,000	86,001
*President Securities Corp.	774,000	465,241
*Prince Housing & Development Corp.	1,616,398	739,309
*Procomp Informatics, Ltd.	21,675	—
*Prodisc Technology, Inc.	1,707,199	29,818
*Promate Electronic Co., Ltd.	97,000	82,691
Promise Technology, Inc.	232,309	180,773
*Protop Technology Co., Ltd.	192,000	1,287
*Qisda Corp.	1,161,000	686,298
*Quintain Steel Co., Ltd.	459,750	153,308
*Radiant Opto-Electronics Corp.	345,000	520,632
*Radium Life Tech Corp.	947,736	841,590
*Ralec Electronic Corp.	92,404	215,131
*Ralink Technology Corp.	48,000	223,984
*Rectron, Ltd.	178	45
*Rexon Industrial Corp., Ltd.	469,000	178,772
*Ritek Corp.	5,135,387	1,382,556
Ruentex Development Co., Ltd.	886,000	1,447,871
*Ruentex Industries, Ltd.	413,000	1,009,093
*Sainfoin Technology Corp.	131,260	—

1233

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Sampo Corp.	1,721,124	$277,558
San Fang Chemical Industry Co., Ltd.	316,522	393,283
*Sanyang Industrial Co., Ltd.	1,402,046	578,938
*Sanyo Electric Co., Ltd.	503,000	489,069
SDI Corp.	274,000	465,908
Senao International Co., Ltd.	375,541	593,611
*Sheng Yu Steel Co., Ltd.	552,980	412,490
*ShenMao Technology, Inc.	19,000	36,562
*Shih Wei Navigation Co., Ltd.	174,598	238,593
*Shihlin Electric & Engineering Corp.	895,000	1,083,382
*Shihlin Paper Corp.	418,000	939,714
Shin Shin Co., Ltd.	49,000	38,185
*Shin Zu Shing Co., Ltd.	123,000	479,402
*Shining Building Business Co., Ltd.	179,000	188,969
*Shinkong Co., Ltd.	542,131	532,393
*Shinkong Synthetic Fibers Co., Ltd.	2,321,961	949,179
*Shuttle, Inc.	290,152	246,612
*Sigurd Microelectronics Corp.	424,974	346,002
*Silicon Integrated Systems Corp.	1,023,820	665,302
Silitech Technology Corp.	247,650	880,391
*Sinbon Electronics Co., Ltd.	35,000	27,571
*Sincere Navigation Corp.	170,786	220,836
*Sinkang Industries Co., Ltd.	259,805	185,446
*Sinkong Textile Co., Ltd.	469,542	566,993
*Sinon Corp.	556,510	245,708
*Sintek Photronics Corp.	1,271,130	823,348
Sinyi Realty Co., Ltd.	317,474	623,430
Sitronix Technology Corp.	94,000	174,377
*Siward Crystal Technology Co., Ltd.	201,013	93,622
*Solomon Technology Corp.	281,138	132,732
*Sonix Technology Co., Ltd.	161,000	402,858
*South East Soda Manufacturing Co., Ltd.	279,250	285,736
*Southeast Cement Co., Ltd.	899,700	339,752
*SPI Electronic Co., Ltd.	281,556	374,984
*Spirox Corp.	115,000	107,429
*Springsoft, Inc.	223,000	233,501
*Standard Chemical & Pharmaceutical Co., Ltd.	212,684	187,959
Standard Foods Taiwan, Ltd.	533,655	1,148,271
*Star Travel Taiwan Co., Ltd.	194,785	158,933
*Stark Technology, Inc.	226,860	229,365
*Sunonwealth Electric Machine Industry Co., Ltd.	339,486	288,475
*Sunplus Technology Co., Ltd.	517,000	476,822
Sunrex Technology Corp.	612,736	673,136
*Supreme Electronics Co., Ltd.	53,000	48,238
*Syscom Computer Engineering Co.	30,000	16,916
*Sysware Systex Corp.	261,388	396,621
*T JOIN Transportation Co., Ltd.	802,000	607,087
*Ta Chen Stainless Pipe Co., Ltd.	30,197	22,466
*Ta Chong Bank, Ltd.	3,172,212	652,332
*Ta Ya Electric Wire & Cable Co., Ltd.	884,858	259,599
*Ta Yih Industrial Co., Ltd.	194,000	363,143
*Tah Hsin Industrial Corp.	447,000	324,623
*Ta-I Technology Co., Ltd.	241,945	317,095
*Taichung Commercial Bank	2,300,841	621,671
*Tainan Enterprises Co., Ltd.	263,370	317,457
*Tainan Spinning Co., Ltd.	2,480,000	1,091,072
*Taisun Enterprise Co., Ltd.	542,000	219,778
*Taita Chemical Co., Ltd.	452,170	182,409
Taiwan Acceptance Corp.	229,480	291,338
*Taiwan Business Bank	2,412,000	645,918
*Taiwan Cogeneration Corp.	431,000	236,620

1234

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Taiwan Fire & Marine Insurance Co., Ltd.	529,602	$468,468
*Taiwan Flourescent Lamp Co., Ltd.	176,000	16,736
Taiwan Hon Chuan Enterprise Co., Ltd.	337,311	650,765
*Taiwan International Securities Corp.	24,000	7,865
*Taiwan Kai Yih Industrial Co., Ltd.	242,396	257,126
*Taiwan Kolin Co., Ltd.	1,356,000	—
*Taiwan Life Insurance Co., Ltd.	720,816	892,224
Taiwan Line Tek Electronic Co., Ltd.	77,214	122,811
*Taiwan Mask Corp.	528,720	213,282
*Taiwan Nano Electro-Optical Technology Co., Ltd.	140,000	111,976
Taiwan Navigation Co., Ltd.	557,777	727,858
*Taiwan Paiho Co., Ltd.	438,253	397,448
*Taiwan Pulp & Paper Corp.	618,000	248,998
*Taiwan Sakura Corp.	423,437	313,722
Taiwan Secom Co., Ltd.	710,332	1,150,354
*Taiwan Sogo Shinkong Security Co., Ltd.	538,278	405,210
*Taiwan Styrene Monomer Corp.	987,303	485,423
*Taiwan Tea Corp.	904,897	507,167
*Taiyen Biotech Co., Ltd.	438,000	277,689
*Teco Electric & Machinery Co., Ltd.	684,000	303,529
*Tecom, Ltd.	447,114	158,377
Ten Ren Tea Co., Ltd.	123,980	186,932
*Test Research, Inc.	125,000	182,660
*Test-Rite International Co., Ltd.	794,438	470,233
Thinking Electronic Industrial Co., Ltd.	184,204	312,302
*Thye Ming Industrial Co., Ltd.	267,015	376,425
*Ton Yi Industrial Corp.	2,487,280	1,074,918
*Tong Hsing Electronic Industries, Ltd.	98,000	346,645
*Tong Yang Industry Co., Ltd.	400,000	701,322
*Topco Scientific Co., Ltd.	145,000	189,697
*Tsann Kuen Enterprise Co., Ltd.	129,856	308,087
TSRC Corp.	528,000	761,857
TTET Union Corp.	264,000	345,279
Tung Ho Steel Enterprise Corp.	404,000	435,492
*Twinhead International Corp.	500	82
*TXC Corp.	370,000	610,182
*TYC Brother Industrial Co., Ltd.	506,910	389,453
*Tycoons Group Enterprise Co., Ltd.	719,000	161,373
*Tyntek Corp.	478,621	387,343
*Tze Shin International Co., Ltd.	329,558	158,688
*Uniform Industrial Corp.	88,823	71,309
*Unimicron Technology Corp.	90,372	135,775
*Union Bank of Taiwan	3,105,488	580,765
*Union Insurance Co., Ltd.	70,129	48,014
*Unitech Electronics Co., Ltd.	250,804	163,624
*Unitech Printed Circuit Board Corp.	660,303	253,177
*United Integration Service Co., Ltd.	446,439	433,889
*Unity Opto Technology Co., Ltd.	210,000	428,248
*Universal Cement Corp.	944,191	468,070
*Universal, Inc.	126,690	97,316
*UPC Technology Corp.	1,364,071	870,911
*USI Corp.	1,203,000	888,785
*Ve Wong Corp.	326,550	261,602
*Veutron Corp.	145,000	18,368
*Visual Photonics Epitacy Co., Ltd.	194,266	493,361
*Wah Lee Industrial Corp.	162,000	243,385
*Walsin Lihwa Corp.	470,000	205,557
*Walsin Technology Corp., Ltd.	1,100,544	709,463
*Walton Advanced Engineering, Inc.	178,000	93,715
*Wan Hwa Enterprise Co., Ltd.	484,099	253,935
*Waterland Financial Holdings	3,648,021	1,165,449

1235

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Wei Chih Steel Industrial Co., Ltd.	433,000	$129,041
*Wei Chuan Food Corp.	737,000	859,283
*Weikeng Industrial Co., Ltd.	87,000	64,194
*Wellypower Optronics Corp.	33,000	35,625
*Weltrend Semiconductor, Inc.	374,833	297,822
*Winbond Electronics Corp.	1,088,000	313,295
*Wintek Corp.	888,000	739,342
*Wistron NeWeb Corp.	313,202	561,047
*WPG Holdings Co., Ltd.	122,904	252,275
*WT Microelectronics Co., Ltd.	182,000	224,811
*WUS Printed Circuit Co., Ltd.	94,000	41,380
*Yageo Corp.	4,968,000	2,381,717
*Yang Ming Marine Transport Corp.	452,000	184,784
*Yeung Cyang Industrial Co., Ltd.	509,170	426,995
*Yieh Phui Enterprise Co., Ltd.	2,488,568	989,758
*Yosun Industrial Corp.	543,269	893,756
*Young Optics, Inc.	28,000	247,882
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	1,183,336
*Yulon Nissan Motor Co., Ltd.	157,000	474,627
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	399,873
Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	452,503
*Yung Tay Engineering Co., Ltd.	729,000	676,909
*Zenitron Corp.	145,000	104,638
*Zig Sheng Industrial Co., Ltd.	809,759	426,751
Zinwell Corp.	452,586	761,015
*Zippy Technology Corp.	217,948	181,986
*Zyxel Communication Corp.	974,430	674,244

TOTAL TAIWAN		177,326,860

THAILAND — (2.3%)
Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	132,128
Amata Corp. PCL (Foreign)	1,818,700	382,233
*Apex Development PCL (Foreign)	3,536	2,354
*Asian Property Development PCL (Foreign)	521,300	82,171
Asian Property Development PCL (Foreign) NVDR	2,158,000	340,158
Bangchak Petroleum PCL (Foreign)	1,043,600	448,340
Bangkok Aviation Fuel Services PCL (Foreign)	854,917	217,990
Bangkok Chain Hospital PCL (Foreign)	2,918,125	455,464
Bangkok Dusit Medical Services PCL (Foreign)	1,361,700	1,047,947
*Bangkok Expressway PCL (Foreign)	1,170,400	683,683
*Bangkok First Investment & Trust PCL (Foreign)	681,700	83,013
Bangkok Insurance PCL (Foreign)	127,101	785,665
*Bangkok Land PCL (Foreign) NVDR	21,859,870	337,813
*Bangkok Metro PCL (Foreign)	1,877,000	41,189
*Bangkok Rubber PCL (Foreign)	14,600	1,119
*Big C Supercenter PCL (Foreign)	122,900	173,781
Bumrungrad Hospital PCL (Foreign)	535,200	496,245
Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	361,103
*Central Paper Industry PCL (Foreign)	20	1,298
*Central Plaza Hotel PCL (Foreign)	1,271,800	150,942
Ch. Karnchang PCL (Foreign)	1,749,300	286,549
*Charoong Thai Wire & Cable PCL (Foreign)	452,700	73,456
*Country Group Securities PCL (Foreign)	3,412,578	91,761
Delta Electronics (Thailand) PCL (Foreign)	867,000	578,804
Dynasty Ceramic PCL (Foreign)	777,200	936,820
Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	308,616
Electricity Generating PCL (Foreign)	7,800	19,226
*Erawan Group PCL (Foreign)	4,046,270	270,127
*G J Steel PCL (Foreign)	30,476,500	178,969
*G Steel PCL (Foreign)	7,428,200	94,130
*GFPT Public Co., Ltd. PCL (Foreign)	108,500	228,033

1236

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
GMM Grammy PCL (Foreign)	928,000	$387,204
Hana Microelectronics PCL (Foreign)	1,281,796	942,876
Hermraj Land & Development PCL (Foreign)	6,110,100	169,961
Home Product Center PCL (Foreign)	6,381,093	1,064,995
*ICC International PCL (Foreign)	204,600	256,106
Indorama Polymers PCL (Foreign)	833,100	205,990
*Italian-Thai Development PCL (Foreign) NVDR	5,391,730	439,937
*ITV PCL (Foreign)	2,785,600	90,400
*Jasmine International PCL (Foreign)	2,110,700	28,051
Khon Kaen Sugar Industry PCL (Foreign)	1,119,800	394,552
Kiatnakin Bank PCL (Foreign) NVDR	764,800	632,310
Kim Eng Securities Thailand PCL (Foreign)	367,600	126,112
*Krungthai Card PCL (Foreign)	425,800	128,312
L.P.N. Development PCL (Foreign)	1,475,000	296,322
*Laguna Resorts & Hotels PCL (Foreign)	80,500	97,655
Lanna Resources PCL (Foreign)	548,800	267,997
*Loxley PCL (Foreign)	3,228,020	150,651
Major Cineplex Group PCL (Foreign)	1,494,300	397,187
*MBK Development PCL (Foreign)	330,900	761,924
MCOT PCL (Foreign)	1,092,200	783,157
Minor International PCL (Foreign)	3	1
Muang Thai Insurance PCL (Foreign)	19,588	32,238
Muramoto Electronic (Thailand) PCL (Foreign)	14,000	71,395
*Nation Multimedia Group PCL (Foreign)	106,259	15,764
Padaeng Industry PCL (Foreign) NVDR	504,700	365,013
Patum Rice Mill & Granary PCL (Foreign)	5,500	10,029
Polyplex PCL (Foreign)	1,057,800	217,412
Precious Shipping PCL (Foreign)	1,165,600	670,071
Preuksa Real Estate PCL (Foreign)	2,484,000	1,113,213
Property Perfect PCL (Foreign)	1,745,800	206,118
Quality Houses PCL (Foreign)	11,876,300	785,513
*Regional Container Lines PCL (Foreign)	1,112,300	429,725
Robinson Department Store PCL (Foreign)	1,875,025	730,191
Rojana Industrial Park PCL (Foreign)	1,122,800	303,647
*Saha Pathana Inter-Holding PCL (Foreign)	350,000	183,897
Saha-Union PCL (Foreign)	538,400	392,713
*Sahaviriya Steel Industries PCL (Foreign)	23,578,500	1,136,840
Samart Corporation PCL (Foreign)	1,676,200	277,165
Samart I-Mobile PCL (Foreign)	8,442,100	461,830
Sansiri PCL (Foreign)	2,621,166	366,177
SC Asset Corp. PCL (Foreign)	580,100	188,257
SE-Education PCL (Foreign)	138,900	38,852
Serm Suk PCL (Foreign)	10,000	8,886
*Shinawatra Satellite PCL (Foreign)	1,159,700	177,781
Siam Future Development PCL (Foreign)	440,000	41,885
Siam Makro PCL (Foreign)	355,600	1,082,571
Siamgas & Petrochemicals PCL (Foreign)	413,500	113,743
Sino-Thai Engineering & Construction PCL (Foreign)	1,026,000	166,481
Sri Trang Agro Industry PCL (Foreign)	370,998	541,791
STP & I Public Co., Ltd. PCL (Foreign)	186,900	84,338
*Supalai PCL (Foreign)	2,640,533	603,923
*Tata Steel (Thailand) PCL (Foreign)	8,945,300	486,593
Thai Carbon Black PCL (Foreign)	87,900	74,710
*Thai Plastic & Chemicals PCL (Foreign)	1,357,900	751,241
Thai Reinsurance PCL (Foreign)	1,484,700	263,855
*Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	516,631
Thai Union Frozen Products PCL (Foreign)	990,200	1,162,961
Thai Vegetable Oil PCL (Foreign)	1,087,875	561,506
*Thai Wacoal PCL (Foreign)	78,000	101,252
*Thanachart Capital PCL (Foreign)	2,034,100	1,427,108
Thoresen Thai Agencies PCL (Foreign)	910,300	663,980

1237

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Ticon Industrial Connection PCL (Foreign)	1,026,600	$299,841
*Tipco Asphalt PCL (Foreign)	306,190	331,221
TIPCO Foods (Thailand) PCL (Foreign)	642,282	83,772
*Tisco Financial Group PCL (Foreign)	655,900	527,072
TPI Polene PCL (Foreign)	1,094,760	277,454
*True Corp. PCL (Foreign)	7,963,000	669,429
*Tycoons Worldwide Group PCL (Foreign)	804,700	123,360
Univanich Palm Oil PCL (Foreign)	30,000	73,250
Univentures PCL (Foreign)	1,801,100	114,674
*Vanachai Group PCL (Foreign)	2,463,066	313,640
*Vinythai PCL (Foreign)	2,273,034	540,948

TOTAL THAILAND		37,094,784

TURKEY — (3.0%)
*Acibadem Saglik Hizmetleri ve Ticares A.S.	—	3
*Adana Cimento Sanayii Ticaret A.S. Class A	131,662	488,920
*Adana Cimento Sanayii Ticaret A.S. Class C	498,056	217,350
*Advansa Sasa Polyester Sanayi A.S.	227,190	126,383
*Afyon Cimento Sanayi T.A.S.	1,584	211,753
*Ak-Al Tekstil Sanayii A.S.	—	—
*Akcansa Cimento Sanayi ve Ticaret A.S.	259,502	1,382,344
*Akenerji Elektrik Uretim A.S.	80,193	216,682
*Akenerji Elektrik Uretim A.S. I-10 Shares	381,051	967,601
*Aksa Akrilik Kimya Sanayii A.S.	193,439	361,797
*Aksigorta A.S.	294,017	403,940
*Aktas Elektrik Ticaret A.S.	370	37,283
*Alarko Holding A.S.	141,895	354,602
Albaraka Turk Katilim Bankasi A.S.	460,235	890,843
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	60,001	137,999
*Alternatifbank A.S.	1	1
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	65,631	326,952
Anadolu Anonim Turk Sigorta Sirketi A.S.	522,746	490,335
*Anadolu Cam Sanayii A.S.	472,758	703,369
Anadolu Hayat Sigorta A.S.	84,165	258,403
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	1	5
Arcelik A.S.	123,550	547,493
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	59,494	531,100
*Ayen Enerji A.S.	133,075	274,088
Aygaz A.S.	238,026	1,042,831
Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	602,491
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,502	571,077
*Bati Anabolu Cimento A.S.	98,558	514,585
*Bati Soeke Cimento Sanayi A.S.	1	1
*Bolu Cimento Sanayii A.S.	239,226	331,203
*Borusan Mannesmann Boru Sanayi A.S.	29,797	339,645
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	989	104,568
*Boyner Buyuk Magazacilik A.S.	189,233	269,415
Brisa Bridgestone Sabanci Lastik San ve Tic A.S.	829	51,929
Bursa Cimento Fabrikasi A.S.	173,040	616,197
*Celebi Hava Servisi A.S.	36,194	417,683
*Cemtas Celik Makina Sanayi ve Ticaret A.S.	—	—
*Cimsa Cimento Sanayi ve Ticaret A.S.	219,659	1,296,752
*Dentas Ambalaj ve Kagit Sanayi A.S.	1	1
*Deva Holding A.S. (B03MR90)	115,512	258,406
*Deva Holding A.S. (B626427)	28,878	64,018
*Dogan Gazetecilik A.S.	98,158	210,395
Dogan Sirketler Grubu Holdings A.S.	2,092,041	1,563,284
*Dogan Yayin Holding A.S.	524,373	501,949
*Dogus Otomotiv Servis ve Ticaret A.S.	245,043	1,061,689
*Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	49,380	87,425
*Ege Plstik Ticaret ve Sanayi A.S.	1	—

1238

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*EGE Seramik Sanayi ve Ticaret A.S.	116,858	$115,654
*EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	865,147	1,581,097
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	3,281	201,745
*Finans Fin Kirala T.A.S.	106,228	232,822
*Fortis Bank A.S.	1	1
*Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	1,472	166,211
*Global Yatirim Holding A.S.	494,766	277,782
*Goldas Kuyumculuk Sanayi A.S.	49,862	39,561
*Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	368,311
*Goodyear Lastikleri T.A.S.	21,850	259,972
*GSD Holding A.S.	437,230	349,017
*Gubre Fabrikalari Ticaret A.S.	42,892	360,552
*Gunes Sigorta A.S.	143,245	211,987
*Haci Omer Sabanci Holding A.S.	210,518	975,801
*Hektas Ticaret T.A.S.	16,327	12,522
*Hurriyet Gazetecilik ve Matbaacilik A.S.	528,207	583,047
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	305,120	222,574
*Ihlas Holding A.S.	658,611	312,526
*Is Yatirim Menkul Degerler A.S.	73,665	170,317
*Isiklar Yatirim Holding A.S.	91,024	124,095
*Izmir Demir Celik Sanayii A.S.	137,998	226,515
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	837,370	626,963
*Karsan Otomotiv Sanayi Ve Ticaret A.S.	40,520	45,941
Karton Sanayi ve Ticaret A.S.	3,457	261,918
*Konya Cimento Sanayii A.S.	4,921	405,201
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	156,178	364,855
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	169,145	449,834
*Mardin Cimento Sanayii ve Ticaret A.S.	201,608	1,189,272
*Marmaris Marti Otel Isletmeleri A.S.	174,782	173,841
*Marshall Boya ve Vernik Sanayii A.S.	1	12
*Medya Holdings A.S.	15,849	—
*Menderes Tekstil Sanayi ve Ticaret A.S.	—	—
*Mudurnu Tavukculuk A.S.	1,740	526
*Nergis Holding A.S.	1,784	4,434
*Net Holding A.S.	550,177	310,023
*Net Turizm Ticaret ve Sanayi A.S.	385,378	270,456
*Nortel Networks Netas Telekomuenikasyon A.S.	13,916	554,438
Otokar Otomotive Ve Savunma Sanayi A.S.	39,067	472,738
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	67,414	140,616
*Petkim Petrokimya Holding A.S.	198,971	1,576,643
*Pinar Entegre Et ve Un Sanayi A.S.	38,346	160,350
*Pinar Sut Mamulleri Sanayii A.S.	119,566	731,618
*Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,449
*Reysas Logistics	89,096	273,091
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	107,974	253,095
*Sekerbank T.A.S.	454,841	781,577
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	353,435	678,547
*Soda Sanayii A.S.	96,231	121,009
*Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	—	—
*Tat Konserve Sanayii A.S.	144,018	336,568
*TAV Havalimanlari Holding A.S.	310,085	1,513,702
*Tekfen Holding A.S.	352,699	1,260,027
*Tekstil Bankasi A.S.	245,596	200,518
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	94,425	115,050
Tofas Turk Otomobil Fabrikasi A.S.	306,405	1,284,540
*Trakya Cam Sanayii A.S.	520,826	834,517
*Turcas Petrol A.S.	144,981	537,927
*Turk Demir Dokum Fabrikalari A.S.	1	4
*Turk Ekonomi Bankasi A.S.	583,643	957,380
*Turk Sise ve Cam Fabrikalari A.S.	700,972	949,796
*Turk Traktor ve Ziraat Makineleri A.S.	25,043	208,360

1239

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Turkiye Sinai Kalkinma Bankasi A.S.	723,264	$1,124,035
*Ulker Biskuvi Sanayi A.S.	178,732	451,187
*Uzel Makina Sanayii A.S.	156,941	82,234
*Uzel Makina Sanayii A.S. I-10 Shares	15,694	8,223
*Vakif Finansal Kiralama A.S.	1	4
*Vestel Beyaz Esya Sanayi ve Ticaret A.S.	123,866	384,571
*Vestel Elektronik Sanayi ve Ticaret A.S.	190,016	327,366
Yapi Kredi Sigorta A.S.	102,412	804,858
*Zorlu Enerji Elektrik Uretim A.S.	185,560	409,358

TOTAL TURKEY		47,265,571

TOTAL COMMON STOCKS		1,380,658,831

PREFERRED STOCKS — (3.4%)
BRAZIL — (3.4%)
Banco Alfa de Investimento SA	3,200	12,813
Banco Cruzeiro do Sul SA	30,700	189,154
Banco do Estado do Rio Grande do Sul SA	182,764	1,406,807
Banco Mercantil do Brasil SA	6,500	43,527
*Bardella SA Industrias Mecanicas	1,100	85,114
#*Braskem SA Preferred A Sponsored ADR	301,000	4,289,250
Centrais Electricas de Santa Catarina SA	57,900	1,176,154
Cia de Transmissao de Energia Electrica Paulista SA	6,800	182,337
*Companhia de Tecidos Norte de Minas	144,942	433,596
Companhia Energetica do Ceara Coelce Series A	63,400	948,310
Companhia Paranaense de Energia-Copel Series B	118,595	2,417,953
Confab Industrial SA	497,154	1,258,437
Contax Participacoes SA	70,800	883,854
Eletropaulo Metropolita SA Preferred A	184,200	4,069,196
*Empressa Metropolitanade Aguas e Energia SA	24,000	126,334
Energisa SA	138,800	159,701
Forjas Taurus SA	181,082	596,922
Fras-Le SA	30,300	61,010
Gol Linhas Aereas Inteligentes SA	91,900	1,209,120
*Industria de Bebidas Antarctica Polar SA	23,000	34,733
*Inepar Industria e Construcoes SA	104,570	354,332
Klabin SA	1,412,700	4,413,037
Lojas Americanas SA	224,058	1,639,590
Mahle-Metal Leve SA Industria e Comercio	28,666	428,774
*Mangels Industrial SA	14,600	79,037
Marcopolo SA	335,800	1,587,963
*Net Servicos de Comunicacao SA	400,902	4,734,945
*Net Servicos de Comunicacao SA Preferred ADR	176,445	2,073,229
Randon e Participacoes SA	319,500	1,781,076
Rasip Agro-Pastoril SA	51,000	10,856
Sao Paulo Alpargatas SA	486,000	1,722,284
Saraiva SA Livreiros Editores	54,100	1,213,807
*Schulz SA	1,800	32,101
*Sharp SA Equipamentos Eletronicos	30,200,000	347
Suzano Papel e Celullose SA	390,634	4,982,227
Ultrapar Participacoes SA	153,240	7,224,518
*Uniao de Industrias Petroquimicas SA Series B	1,321,579	539,808
Whirlpool SA	301,516	588,028

TOTAL BRAZIL		52,990,281

INDIA — (0.0%)
*Ispat Industries, Ltd.	620,622	42,052

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	176,957	10,002

1240

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Malayan United Industries Berhad A2	176,957	$9,447

TOTAL MALAYSIA		19,449

TOTAL PREFERRED STOCKS		53,051,782

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Cia de Gas de Sao Paulo SA Rights 04/29/10	144	19

CHINA — (0.0%)
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	80,498	1,866

HONG KONG — (0.0%)
*HKC (Holdings), Ltd. Warrants 06/09/11	1,328,222	11,975
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	35,150	10,413

TOTAL HONG KONG		22,388

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	30,375	47,726
*Kirloskar Brothers, Ltd. Rights 09/30/10	73	6

TOTAL INDIA		47,732

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	699,133	17,063

ISRAEL — (0.0%)
*Africa-Israel Investments, Ltd. Rights 05/05/10	4,349	2,127

MALAYSIA — (0.0%)
*Media Prima Berhad Warrants 12/31/14	51,673	10,628
*OSK Holdings Berhad Warrants 09/30/12	1,696	67

TOTAL MALAYSIA		10,695

SOUTH KOREA — (0.0%)
*Daiyang Metal Co., Ltd. Rights 05/14/10	13,144	7,175
*Huchems Fine Chemical Corp. Rights 05/07/10	5,872	25,960
*Samho Development Co., Ltd. Rights 05/24/10	5,717	438

TOTAL SOUTH KOREA		33,573

THAILAND — (0.0%)
*Bangkokland PCL (Foreign) NVDR Warrants 05/02/13	8,472,752	31,424
*Khon Kaen Sugar Industry PCL (Foreign) Warrants 03/15/13	111,980	14,813
*Minor International PCL (Foreign) Warrants 2013	—	—
*Sansiri PCL (Foreign) Warrants 01/20/15	1,310,583	31,595

TOTAL THAILAND		77,832

TOTAL RIGHTS/WARRANTS		213,295

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $17,955,000 FHLMC 5.00%, 10/15/19, valued at $19,234,294) to be repurchased at $18,949,300	$18,949	18,949,000

1241

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares/ Face Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (8.6%)
§@DFA Short Term Investment Fund	135,269,420	$135,269,420
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10, (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,989,823) to be repurchased at $1,950,838	$1,951	1,950,807

TOTAL SECURITIES LENDING COLLATERAL		137,220,227

TOTAL INVESTMENTS — (100.0%) (Cost $1,161,079,340)		$1,590,093,135

1242

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (91.7%)
Consumer Discretionary — (18.0%)
*AC Moore Arts & Crafts, Inc.	25,417	$103,701
Acme United Corp.	1,030	11,742
*Aldila, Inc.	6,471	39,538
*Alloy, Inc.	19,256	149,234
#American Greetings Corp. Class A	70,198	1,724,063
*America’s Car-Mart, Inc.	2,770	70,164
#*AnnTaylor Stores Corp.	14,100	305,970
*ante4, Inc.	1,185	3,863
#*Arctic Cat, Inc.	21,666	319,573
*Ascent Media Corp.	971	28,664
*Audiovox Corp. Class A	23,489	218,683
#*AutoNation, Inc.	285,676	5,770,655
*Ballantyne Strong, Inc.	9,932	76,476
#Barnes & Noble, Inc.	39,682	874,591
*Beasley Broadcast Group, Inc.	9,802	57,636
*Beazer Homes USA, Inc.	36,700	241,119
bebe stores, Inc.	1,900	15,656
*Benihana, Inc.	3,200	22,048
*Biglari Holdings, Inc.	3,445	1,347,856
*Bluegreen Corp.	14,775	89,684
Blyth, Inc.	4,825	278,113
Bob Evans Farms, Inc.	52,387	1,620,330
*Bon-Ton Stores, Inc. (The)	14,849	254,215
Books-A-Million, Inc.	27,100	200,540
*Boyd Gaming Corp.	20,700	262,890
#*Brookfield Homes Corp.	39,865	446,887
Brown Shoe Co., Inc.	74,175	1,394,490
Brunswick Corp.	26,049	544,424
*Build-A-Bear-Workshop, Inc.	30,090	287,660
#*Cabela’s, Inc.	109,175	1,982,618
*Cache, Inc.	19,900	135,917
*California Coastal Communities, Inc.	809	898
Callaway Golf Co.	91,170	856,086
*Canterbury Park Holding Corp.	2,755	22,123
*Carmike Cinemas, Inc.	7,689	129,021
Carnival Corp.	688,708	28,719,124
*Carriage Services, Inc.	19,056	94,708
*Cavco Industries, Inc.	8,633	338,155
CBS Corp.	22,491	364,804
CBS Corp. Class B	652,166	10,571,611
#*Charming Shoppes, Inc.	112,182	633,828
Chico’s FAS, Inc.	36,233	539,509
Christopher & Banks Corp.	56,231	550,501
Churchill Downs, Inc.	4,189	160,564
Cinemark Holdings, Inc.	35,100	640,926
#*Collective Brands, Inc.	59,190	1,388,005
Comcast Corp. Class A	3,570,978	70,491,106
Comcast Corp. Special Class A	1,432,185	26,996,687
*Concord Camera Corp.	—	1
#*Conn’s, Inc.	17,436	166,165
#Cooper Tire & Rubber Co.	64,817	1,375,417
#*Core-Mark Holding Co., Inc.	24,894	759,765
*Craftmade International, Inc.	2,799	15,185
CSS Industries, Inc.	15,992	320,160
*Culp, Inc.	21,913	261,641
*Cybex International, Inc.	29,933	46,097
*dELiA*s, Inc.	22,143	38,750
*Delta Apparel, Inc.	7,832	131,499

1243

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Destination Maternity Corp.	11,225	$354,710
Dillard’s, Inc.	120,300	3,378,024
#*DineEquity, Inc.	37,675	1,549,573
#*Discovery Communications, Inc. (25470F104)	115,229	4,459,362
#*Discovery Communications, Inc. (25470F203)	3,937	153,543
*Discovery Communications, Inc. (25470F302)	163,880	5,468,676
*Dixie Group, Inc.	11,800	57,820
*Dorman Products, Inc.	14,657	371,555
Dover Motorsports, Inc.	15,200	33,440
#DR Horton, Inc.	58,367	857,411
*Dress Barn, Inc. (The)	799	22,116
*Drew Industries, Inc.	30,289	776,913
#*DSW, Inc.	2,000	60,400
*Duckwall-ALCO Stores, Inc.	700	11,760
Educational Development Corp.	1,700	10,574
Ethan Allen Interiors, Inc.	20,500	414,100
*Exide Technologies	12,623	74,981
#*Federal Mogul Corp.	30,175	573,928
Finish Line, Inc. Class A	73,309	1,181,008
*Fisher Communications, Inc.	10,163	152,852
*Flanigan’s Enterprises, Inc.	865	5,795
Flexsteel Industries, Inc.	1,719	24,083
#Foot Locker, Inc.	179,433	2,754,297
Fortune Brands, Inc.	149,626	7,843,395
#Fred’s, Inc.	41,937	582,505
Frisch’s Restaurants, Inc.	600	13,146
*Full House Resorts, Inc.	700	2,184
*Furniture Brands International, Inc.	59,763	494,838
*GameTech International, Inc.	2,360	4,838
Gaming Partners International Corp.	500	3,935
*Gander Mountain Co.	42,828	219,708
Gannett Co., Inc.	31,300	532,726
#*Gaylord Entertainment Co.	43,182	1,457,392
*Genesco, Inc.	35,745	1,189,951
*G-III Apparel Group, Ltd.	19,700	563,420
*Great Wolf Resorts, Inc.	34,400	110,424
#*Group 1 Automotive, Inc.	58,700	1,822,635
*Hastings Entertainment, Inc.	1,572	9,118
#Haverty Furniture Cos., Inc.	38,589	629,001
*Heelys, Inc.	24,120	66,330
*Helen of Troy, Ltd.	64,389	1,739,147
*Hollywood Media Corp.	28,505	33,636
Hooker Furniture Corp.	13,559	213,690
#*Hot Topic, Inc.	1,540	11,766
*HSN, Inc.	60,525	1,823,618
*Iconix Brand Group, Inc.	95,450	1,647,467
*Isle of Capri Casinos, Inc.	15,000	163,350
*J. Alexander’s Corp.	9,196	41,934
J.C. Penney Co., Inc.	195,699	5,708,540
*JAKKS Pacific, Inc.	15,024	229,717
Jarden Corp.	108,050	3,470,566
*Jo-Ann Stores, Inc.	45,950	2,027,314
Johnson Controls, Inc.	3,600	120,924
*Johnson Outdoors, Inc.	12,128	154,147
Jones Apparel Group, Inc.	81,193	1,766,760
*Kenneth Cole Productions, Inc. Class A	12,374	154,180
*Kid Brands, Inc.	23,676	236,050
KSW, Inc.	446	1,619
#*K-Swiss, Inc. Class A	14,808	184,212
Lacrosse Footwear, Inc.	495	8,851
*Lakeland Industries, Inc.	11,757	103,462

1244

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Lakes Entertainment, Inc.	23,964	$53,919
#*Landry’s Restaurants, Inc.	23,900	551,851
•*Lazare Kaplan International, Inc.	12,780	31,950
Lennar Corp. Class A	163,500	3,253,650
#*Liberty Global, Inc. Class A	68,111	1,866,923
*Liberty Global, Inc. Series C	64,637	1,750,370
*Liberty Media Corp. Capital Series A	217,289	9,619,384
*Liberty Media Corp. Capital Series B	6,066	249,586
*Liberty Media Corp. Interactive Class A	882,463	13,563,456
*Liberty Media Corp. Interactive Class B	35,506	555,846
*Liberty Media-Starz Corp. Series B	1,718	98,940
#*Life Time Fitness, Inc.	27,800	1,021,928
*Lifetime Brands, Inc.	17,158	248,791
*Lithia Motors, Inc.	37,982	303,096
#*Live Nation Entertainment, Inc.	130,962	2,054,794
#*Liz Claiborne, Inc.	3,900	34,086
*Luby’s, Inc.	42,423	173,086
*M/I Homes, Inc.	37,930	591,708
Mac-Gray Corp.	13,247	154,328
Macy’s, Inc.	206,830	4,798,456
Marcus Corp.	13,932	179,026
*MarineMax, Inc.	25,977	289,644
*McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	155,706
*Media General, Inc.	27,100	342,815
#Men’s Wearhouse, Inc. (The)	82,560	1,950,893
Meredith Corp.	32,369	1,163,018
#*Meritage Homes Corp.	28,156	669,550
#*Modine Manufacturing Co.	42,839	600,174
#*Mohawk Industries, Inc.	98,740	6,293,688
*Morton’s Restaurant Group, Inc.	16,226	98,330
#*Movado Group, Inc.	30,500	378,505
*MTR Gaming Group, Inc.	24,135	48,994
*Multimedia Games, Inc.	34,039	155,558
*Nautilus, Inc.	23,965	81,960
*New Frontier Media, Inc.	22,735	44,788
*New York & Co., Inc.	40,902	251,138
News Corp. Class A	1,791,585	27,626,241
#News Corp. Class B	865,172	15,391,410
*O’Charley’s, Inc.	22,708	216,861
*Office Depot, Inc.	23,072	158,274
*OfficeMax, Inc.	5,000	95,000
*Orbitz Worldwide, Inc.	13,358	88,029
#*Orient-Express Hotels, Ltd.	70,348	960,250
#*Outdoor Channel Holdings, Inc.	40,604	280,574
Oxford Industries, Inc.	20,479	442,142
*Palm Harbor Homes, Inc.	1,673	4,852
#*Penske Automotive Group, Inc.	53,206	797,026
Pep Boys - Manny, Moe & Jack (The)	81,600	1,022,448
*Perry Ellis International, Inc.	28,161	679,525
Phillips-Van Heusen Corp.	52,021	3,277,843
*Pinnacle Entertainment, Inc.	94,530	1,278,991
*Pulte Group, Inc.	51,784	677,853
*Radio One, Inc.	34,176	172,247
*RC2 Corp.	17,583	323,000
*Red Lion Hotels Corp.	27,976	213,737
*Red Robin Gourmet Burgers, Inc.	41,775	1,019,728
#Regis Corp.	56,300	1,076,456
*Rent-A-Center, Inc.	50,497	1,303,833
*Retail Ventures, Inc.	80,824	874,516
*Rex Stores Corp.	4,050	69,498
RG Barry Corp.	700	7,203

1245

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Rick’s Cabaret International, Inc.	9,575	$118,443
#*Rocky Brands, Inc.	10,229	100,551
#*Royal Caribbean Cruises, Ltd.	322,500	11,558,400
*Rubio’s Restaurants, Inc.	11,208	90,224
*Ruby Tuesday, Inc.	21,400	239,466
*Saga Communications, Inc.	6,520	179,626
#*Saks, Inc.	51,700	504,075
*Salem Communications Corp.	5,831	26,531
Scholastic Corp.	38,300	1,034,483
#*Sears Holdings Corp.	137,850	16,672,958
Service Corp. International	271,956	2,442,165
*Shiloh Industries, Inc.	25,710	209,022
*Shoe Carnival, Inc.	31,193	862,798
*Sinclair Broadcast Group, Inc. Class A	76,006	523,681
*Skechers U.S.A., Inc. Class A	49,610	1,902,544
Skyline Corp.	5,123	119,417
Spartan Motors, Inc.	16,427	101,355
Speedway Motorsports, Inc.	71,117	1,155,651
*Sport Chalet, Inc. Class A	875	2,669
#*Sport Chalet, Inc. Class B	299	1,011
Sport Supply Group, Inc.	18,708	250,874
Stage Stores, Inc.	60,550	923,388
Standard Motor Products, Inc.	26,500	282,490
*Standard Pacific Corp.	101,331	649,532
*Stanley Furniture, Inc.	12,564	124,007
*Steinway Musical Instruments, Inc.	8,034	153,931
Stewart Enterprises, Inc.	65,424	443,575
*Stoneridge, Inc.	17,667	190,627
*Strattec Security Corp.	5,556	150,123
Superior Industries International, Inc.	40,100	676,086
*Syms Corp.	5,500	50,105
Systemax, Inc.	7,773	180,567
*Tandy Brands Accessories, Inc.	10,432	42,145
*Tandy Leather Factory, Inc.	500	2,270
*Timberland Co. Class A	3,300	70,950
Time Warner Cable, Inc.	693,942	39,034,238
Time Warner, Inc.	1,534,860	50,773,169
#*Toll Brothers, Inc.	203,299	4,588,458
*Trans World Entertainment Corp.	5,781	13,470
*TRW Automotive Holdings Corp.	153,112	4,931,738
*Tuesday Morning Corp.	60,500	341,825
*Unifi, Inc.	163,482	626,136
UniFirst Corp.	14,500	708,615
#*Vail Resorts, Inc.	6,570	299,855
Walt Disney Co. (The)	1,135,556	41,833,883
Washington Post Co.	4,880	2,474,941
#*West Marine, Inc.	26,563	317,959
#Whirlpool Corp.	88,001	9,580,669
Williams-Sonoma, Inc.	11,805	339,984
Wyndham Worldwide Corp.	240,716	6,453,596

Total Consumer Discretionary		538,716,501

Consumer Staples — (6.1%)
Andersons, Inc. (The)	9,900	357,786
Archer-Daniels-Midland Co.	696,262	19,453,560
B&G Foods, Inc.	53,573	553,409
Bunge, Ltd.	101,700	5,385,015
*Cagle’s, Inc. Class A	600	3,750
CCA Industries, Inc.	8,323	46,359
*Central European Distribution Corp.	57,775	2,001,904
*Central Garden & Pet Co.	37,832	424,853

1246

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Central Garden & Pet Co. Class A	44,862	$463,424
#*Chiquita Brands International, Inc.	70,190	1,055,658
*Constellation Brands, Inc. Class A	197,663	3,611,303
*Constellation Brands, Inc. Class B	12,715	235,227
Corn Products International, Inc.	64,392	2,318,112
*Craft Brewers Alliance, Inc.	2,546	6,365
CVS Caremark Corp.	1,366,254	50,455,760
Del Monte Foods Co.	342,870	5,122,478
Dr Pepper Snapple Group, Inc.	70,494	2,307,269
*Elizabeth Arden, Inc.	22,900	417,009
Farmer Brothers Co.	20,704	387,372
#*Great Atlantic & Pacific Tea Co.	1,900	15,295
Griffin Land & Nurseries, Inc. Class A	1,500	43,875
#*Hain Celestial Group, Inc.	63,205	1,250,195
*Harbinger Group, Inc.	3,064	20,498
*HQ Sustainable Maritime Industries, Inc.	10,070	57,298
Imperial Sugar Co.	10,122	162,256
Ingles Markets, Inc.	9,998	160,268
Inter Parfums, Inc.	3,525	60,912
J.M. Smucker Co.	97,687	5,965,745
*John B. Sanfilippo & Son, Inc.	9,100	136,773
Kraft Foods, Inc.	1,355,054	40,109,598
Mannatech, Inc.	13,238	51,099
*MGP Ingredients, Inc.	7,785	60,489
Molson Coors Brewing Co.	190,750	8,461,670
Molson Coors Brewing Co. Class A	1,908	83,141
*NBTY, Inc.	66,334	2,698,467
*Nutraceutical International Corp.	20,022	309,740
*Omega Protein Corp.	33,225	177,754
*Pantry, Inc.	14,500	229,390
*Parlux Fragrances, Inc.	556	1,145
*Physicians Formula Holdings, Inc.	947	2,860
*Prestige Brands Holdings, Inc.	116,810	1,137,729
#*Ralcorp Holdings, Inc.	44,801	2,981,507
Safeway, Inc.	317,674	7,497,106
*Seneca Foods Corp. Class B	300	9,798
#*Smart Balance, Inc.	28,450	189,192
#*Smithfield Foods, Inc.	176,173	3,301,482
Spartan Stores, Inc.	4,564	68,871
#SUPERVALU, Inc.	191,716	2,856,568
*Susser Holdings Corp.	9,700	104,469
Tasty Baking Co.	8,438	63,369
Tyson Foods, Inc. Class A	405,030	7,934,538
#Universal Corp.	18,490	957,412
#*Winn-Dixie Stores, Inc.	92,300	1,163,903

Total Consumer Staples		182,931,025

Energy — (13.2%)
Adams Resources & Energy, Inc.	6,758	127,794
*Allis-Chalmers Energy, Inc.	63,168	254,567
#Alon USA Energy, Inc.	36,500	266,815
Anadarko Petroleum Corp.	845,068	52,529,427
Apache Corp.	80,277	8,168,988
*Approach Resources, Inc.	7,782	69,649
*Atlas Energy, Inc.	6,703	241,844
*ATP Oil & Gas Corp.	38,800	708,488
*Baker Hughes, Inc.	63,448	3,157,186
*Barnwell Industries, Inc.	5,190	22,836
*Basic Energy Services, Inc.	58,596	598,265
Berry Petroleum Corp. Class A	22,717	735,349
#*Bill Barrett Corp.	18,377	626,288

1247

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Bristow Group, Inc.	41,500	$1,606,465
*Bronco Drilling Co., Inc.	22,135	105,805
Cabot Oil & Gas Corp.	15,905	574,648
*Cal Dive International, Inc.	53,900	353,584
#*Carrizo Oil & Gas, Inc.	4,500	98,730
Chesapeake Energy Corp.	701,800	16,702,840
Chevron Corp.	127,469	10,381,075
Cimarex Energy Co.	105,300	7,168,824
*Complete Production Services, Inc.	68,227	1,029,545
ConocoPhillips	1,646,053	97,429,877
*CREDO Petroleum Corp.	278	2,697
*CVR Energy, Inc.	8,500	72,165
Delek US Holdings, Inc.	68,089	477,304
Devon Energy Corp.	18,219	1,226,685
*Double Eagle Petroleum Co.	3,969	18,853
#*Exterran Holdings, Inc.	65,289	1,903,174
General Maritime Corp.	12,382	100,418
*Geokinetics, Inc.	12,504	109,285
*GeoMet, Inc.	18,020	24,327
*GeoResources, Inc.	7,525	129,129
*Global Industries, Ltd.	15,300	102,510
*Gulfmark Offshore, Inc.	37,045	1,276,941
*Harvest Natural Resources, Inc.	32,900	290,507
*Helix Energy Solutions Group, Inc.	93,310	1,360,460
Helmerich & Payne, Inc.	81,404	3,306,630
*Hercules Offshore, Inc.	83,800	331,848
Hess Corp.	369,557	23,485,347
*HKN, Inc.	17,831	54,919
Holly Corp.	8,300	224,100
#*Hornbeck Offshore Services, Inc.	9,800	239,806
*International Coal Group, Inc.	107,351	565,740
*Key Energy Services, Inc.	56,774	616,566
Lufkin Industries, Inc.	600	51,078
Marathon Oil Corp.	856,737	27,544,095
*Mitcham Industries, Inc.	6,824	49,883
#*Nabors Industries, Ltd.	276,982	5,974,502
National-Oilwell, Inc.	453,212	19,954,924
*Natural Gas Services Group, Inc.	16,360	293,335
#*Newfield Exploration Co.	66,338	3,860,208
*Newpark Resources, Inc.	101,220	676,150
Noble Energy, Inc.	59,044	4,510,962
#*Oil States International, Inc.	46,600	2,251,246
*OMNI Energy Services Corp.	1,000	3,320
#Overseas Shipholding Group, Inc.	31,709	1,587,353
*OYO Geospace Corp.	2,501	124,300
*Parker Drilling Co.	97,200	537,516
#*Patriot Coal Corp.	52,400	1,031,756
#Patterson-UTI Energy, Inc.	120,725	1,845,885
*Petroleum Development Corp.	12,059	282,301
*PHI, Inc. Non-Voting	23,117	480,602
*PHI, Inc. Voting	200	4,214
*Pioneer Drilling Co.	67,927	498,584
Pioneer Natural Resources Co.	164,693	10,561,762
*Plains Exploration & Production Co.	162,430	4,760,823
*Pride International, Inc.	119,278	3,617,702
*Rosetta Resources, Inc.	79,112	1,969,889
*Rowan Cos., Inc.	98,567	2,937,297
#*SEACOR Holdings, Inc.	36,653	3,085,083
*Seahawk Drilling, Inc.	4,268	71,105
Smith International, Inc.	106,785	5,100,052
Southern Union Co.	—	—

1248

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Stone Energy Corp.	16,671	$271,737
Sunoco, Inc.	102,098	3,346,772
*Swift Energy Corp.	34,730	1,256,531
*T-3 Energy Services, Inc.	8,000	238,000
#Tesoro Petroleum Corp.	122,780	1,614,557
*Tetra Technologies, Inc.	36,718	451,264
*TGC Industries, Inc.	826	3,405
Tidewater, Inc.	42,807	2,294,883
*Union Drilling, Inc.	28,464	188,716
#*Unit Corp.	57,000	2,722,890
*USEC, Inc.	163,200	979,200
Valero Energy Corp.	625,299	12,999,966
#*Western Refining, Inc.	55,400	296,944
*Whiting Petroleum Corp.	69,755	6,300,969
#*Willbros Group, Inc.	3,700	46,435
XTO Energy, Inc.	397,536	18,890,911

Total Energy		394,447,407

Financials — (24.1%)
1st Source Corp.	47,839	915,160
21st Century Holding Co.	19,667	71,785
Abington Bancorp, Inc.	62,892	598,103
Access National Corp.	200	1,252
*Affirmative Insurance Holdings, Inc.	14,714	67,979
*Allegheny Corp.	10,757	3,196,550
Alliance Bancorp, Inc. of Pennsylvania	600	4,998
Allstate Corp. (The)	480,637	15,702,411
American Capital, Ltd.	117,520	721,573
American Equity Investment Life Holding Co.	88,700	933,124
American Financial Group, Inc.	199,200	5,862,456
*American Independence Corp.	866	4,850
American National Insurance Co.	48,061	5,294,400
*American Safety Insurance Holdings, Ltd.	12,075	195,373
#*AmeriCredit Corp.	224,750	5,380,515
Ameriprise Financial, Inc.	67,304	3,120,213
Ameris Bancorp	36,269	403,674
*AMERISAFE, Inc.	7,958	136,082
*AmeriServe Financial, Inc.	33,075	74,088
*Arch Capital Group, Ltd.	25,415	1,920,866
Argo Group International Holdings, Ltd.	34,700	1,144,753
Aspen Insurance Holdings, Ltd.	89,116	2,404,350
#*Asset Acceptance Capital Corp.	6,490	47,766
Associated Banc-Corp.	95,623	1,389,402
Assured Guaranty, Ltd.	122,989	2,650,413
Asta Funding, Inc.	6,765	52,293
#*Atlantic Coast Federal Corp.	2,955	8,126
*Avatar Holdings, Inc.	21,050	501,832
Axis Capital Holdings, Ltd.	75,173	2,343,142
#*B of I Holding, Inc.	16,455	290,102
Baldwin & Lyons, Inc.	300	7,125
Baldwin & Lyons, Inc. Class B	8,114	203,580
Bancorp Rhode Island, Inc.	384	11,009
*Bancorp, Inc.	23,675	209,997
#BancTrust Financial Group, Inc.	34,553	213,883
Bank Mutual Corp.	51,800	368,816
Bank of America Corp.	6,325,765	112,788,390
Bank of New York Mellon Corp. (The)	251,332	7,823,965
*BankAtlantic Bancorp, Inc.	45,977	120,460
BankFinancial Corp.	43,669	421,843
#Banner Corp.	13,022	73,835
#BB&T Corp.	144,480	4,802,515

1249

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Berkshire Hills Bancorp, Inc.	22,974	$482,454
#BlackRock, Inc.	11,600	2,134,400
Boston Private Financial Holdings, Inc.	85,168	675,382
Brookline Bancorp, Inc.	23,727	260,760
*Cadence Financial Corp.	24,680	73,793
Capital City Bank Group, Inc.	14,196	249,708
Capital One Financial Corp.	501,240	21,758,828
Capital Southwest Corp.	7,359	692,114
#CapitalSource, Inc.	114,528	683,732
#*Capitol Bancorp, Ltd.	10,904	26,606
Cardinal Financial Corp.	20,986	229,797
Carver Bancorp, Inc.	600	4,956
Cascade Financial Corp.	8,571	17,228
#Cathay General BanCorp.	50,900	629,633
Center Bancorp, Inc.	1,346	11,199
*Center Financial Corp.	34,528	232,719
*Central Jersey BanCorp.	8,049	29,781
Centrue Financial Corp.	300	1,044
Century Bancorp, Inc. Class A	1,206	23,336
CFS Bancorp, Inc.	14,148	70,457
Chemical Financial Corp.	21,541	510,522
*Chicopee Bancorp, Inc.	1,000	12,730
Chubb Corp.	175,645	9,286,351
Cincinnati Financial Corp.	208,205	5,913,022
*Citigroup, Inc.	5,515,388	24,102,246
Citizens Community Bancorp, Inc.	10,355	44,009
Citizens South Banking Corp.	1,842	12,636
CME Group, Inc.	76,377	25,082,971
#*CNA Financial Corp.	313,566	8,817,476
*CNA Surety Corp.	59,978	1,005,831
CoBiz Financial, Inc.	37,574	268,278
Codorus Valley Bancorp, Inc.	115	983
Colony Bankcorp, Inc.	200	1,476
Columbia Banking System, Inc.	47,827	1,075,151
Comerica, Inc.	195,322	8,203,524
Community Bank System, Inc.	2,386	58,863
*Community West Bancshares	400	1,264
#*CompuCredit Holdings Corp.	79,252	474,719
#*Conseco, Inc.	60	354
*Crescent Financial Corp.	18,440	67,859
#CVB Financial Corp.	2,102	23,143
Delphi Financial Group, Inc. Class A	39,963	1,098,982
Discover Financial Services	348,682	5,390,624
Donegal Group, Inc. Class A	35,687	514,963
Donegal Group, Inc. Class B	300	5,326
#*Doral Financial Corp.	11,332	61,079
East West Bancorp, Inc.	100,365	1,966,150
Eastern Insurance Holdings, Inc.	23,326	239,091
Eastern Virginia Bankshares, Inc.	300	2,325
EMC Insurance Group, Inc.	20,727	502,837
*Encore Bancshares, Inc.	6,800	69,972
#*Encore Capital Group, Inc.	35,361	813,657
Endurance Specialty Holdings, Ltd.	76,288	2,811,213
*Enstar Group, Ltd.	900	59,508
Enterprise Bancorp, Inc.	400	4,972
Enterprise Financial Services Corp.	17,163	180,383
ESB Financial Corp.	1,000	14,300
ESSA Bancorp, Inc.	16,670	210,542
Evans Bancorp, Inc.	400	6,028
Everest Re Group, Ltd.	37,407	2,867,247
#F.N.B. Corp.	135,507	1,262,925

1250

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Farmers Capital Bank Corp.	1,547	$13,041
#FBL Financial Group, Inc. Class A	40,435	1,044,840
Federal Agricultural Mortgage Corp.	9,309	209,639
Federal Agricultural Mortgage Corp. Class A	177	2,857
Fidelity Bancorp, Inc.	400	3,498
Fidelity National Financial, Inc.	24,362	369,815
#*Fidelity Southern Corp.	6,453	57,562
Fifth Third Bancorp	672,232	10,022,979
Financial Institutions, Inc.	4,728	76,026
*First Acceptance Corp.	39,006	77,622
First American Corp.	50,284	1,738,318
#First Bancorp (318672102)	56,576	119,941
First Bancorp (318910106)	13,802	225,111
*First Bancshares, Inc. (318687100)	400	3,450
First Bancshares, Inc. (318916103)	300	2,778
First Busey Corp.	31,748	160,327
First Business Financial Services, Inc.	300	3,000
First Citizens BancShares, Inc.	13,966	2,876,996
First Defiance Financial Corp.	10,257	138,469
#First Federal Bancshares of Arkansas, Inc.	800	2,712
*First Federal of Northern Michigan Bancorp, Inc.	1,100	1,650
First Financial Holdings, Inc.	9,823	138,701
First Financial Northwest, Inc.	26,672	172,034
First Financial Service Corp.	900	7,641
*First Horizon National Corp.	18,806	266,105
First M&F Corp.	100	452
First Merchants Corp.	25,622	223,936
First Mercury Financial Corp.	20,314	266,317
First Midwest Bancorp, Inc.	58,300	886,160
First Niagara Financial Group, Inc.	57,877	804,490
*First Pactrust Bancorp, Inc.	900	7,695
First Place Financial Corp.	21,198	107,686
First Security Group, Inc.	17,516	50,096
First South Bancorp, Inc.	2,786	38,837
#First United Corp.	500	3,325
*FirstCity Financial Corp.	5,872	42,807
Flagstone Reinsurance Holdings, Ltd.	38,533	429,643
Flushing Financial Corp.	33,320	453,485
#FNB United Corp.	20,714	36,664
#*Forest City Enterprises, Inc. Class A	22,899	353,790
*FPIC Insurance Group, Inc.	13,795	375,500
#Fulton Financial Corp.	169,790	1,782,795
German American Bancorp, Inc.	11,712	186,338
GFI Group, Inc.	13,837	95,475
Goldman Sachs Group, Inc. (The)	805	116,886
Great Southern Bancorp, Inc.	5,500	134,145
#*Greene Bancshares, Inc.	25,523	322,611
*Greenlight Capital Re, Ltd.	5,300	135,786
GS Financial Corp.	400	5,458
*Guaranty Bancorp.	89,212	140,063
*Guaranty Federal Bancshares, Inc.	1,684	10,576
*Hallmark Financial Services, Inc.	27,634	323,594
Hampden Bancorp, Inc.	5,886	57,683
Hanover Insurance Group, Inc.	94,280	4,247,314
*Harris & Harris Group, Inc.	20,092	97,446
Hartford Financial Services Group, Inc.	431,694	12,333,498
HCC Insurance Holdings, Inc.	37,247	1,012,746
Heartland Financial USA, Inc.	7,912	151,198
*Heritage Commerce Corp.	24,571	135,632
*Heritage Financial Corp.	5,177	79,260
HF Financial Corp.	400	4,612

1251

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Hilltop Holdings, Inc.	21,381	$250,799
Hingham Institution for Savings	500	18,465
*HMN Financial, Inc.	3,996	25,734
Home Federal Bancorp, Inc.	24,131	384,407
HopFed Bancorp, Inc.	4,019	53,995
Horace Mann Educators Corp.	54,928	945,311
Horizon Bancorp	300	6,600
#Huntington Bancshares, Inc.	400,935	2,714,330
Independence Holding Co.	22,770	182,388
Infinity Property & Casualty Corp.	30,533	1,408,487
*Intervest Bancshares Corp.	4,036	25,225
Invesco, Ltd.	108,700	2,499,013
*Investment Technology Group, Inc.	1,600	27,792
Investors Title Co.	1,100	35,750
Jones Lang LaSalle, Inc.	25,800	2,035,104
JPMorgan Chase & Co.	1,125,368	47,918,169
Kentucky First Federal Bancorp	2,800	27,748
KeyCorp	682,480	6,155,970
#Lakeland Bancorp, Inc.	14,367	150,854
Landmark Bancorp, Inc.	1,620	25,936
Legacy Bancorp, Inc.	21,709	203,413
Legg Mason, Inc.	119,817	3,797,001
Lincoln National Corp.	460,953	14,100,552
LNB Bancorp, Inc.	12,489	68,565
Loews Corp.	747,772	27,847,029
*Louisiana Bancorp, Inc.	5,606	82,969
LSB Corp.	800	11,192
#M&T Bank Corp.	61,771	5,395,697
#*Macatawa Bank Corp.	20,712	40,388
*Magyar Bancorp, Inc.	500	2,270
MainSource Financial Group, Inc.	49,169	397,777
*Marlin Business Services Corp.	15,208	175,044
Marshall & Ilsley Corp.	70,160	638,456
Max Capital Group, Ltd.	48,337	1,077,915
MB Financial, Inc.	6,520	159,740
*MBIA, Inc.	337,600	3,234,208
MBT Financial Corp.	23,713	69,242
Meadowbrook Insurance Group, Inc.	106,876	844,320
Medallion Financial Corp.	24,860	198,880
#*Mercantile Bancorp, Inc.	163	522
Mercantile Bank Corp.	3,316	19,797
Mercer Insurance Group, Inc.	14,986	274,993
*Meridian Interstate Bancorp, Inc.	3,096	35,666
Meta Financial Group, Inc.	1,401	38,962
MetLife, Inc.	805,008	36,692,265
*Metro Bancorp, Inc.	1,121	15,212
*MetroCorp Bancshares, Inc.	2,300	8,096
#*MF Global Holdings, Ltd.	53,200	490,504
*MGIC Investment Corp.	30,175	314,725
MicroFinancial, Inc.	5,900	23,600
Morgan Stanley	29,160	881,215
MutualFirst Financial, Inc.	2,300	20,677
#*Nara Bancorp, Inc.	42,818	385,362
*National Financial Partners Corp.	33,400	514,026
National Penn Bancshares, Inc.	56,814	415,878
National Western Life Insurance Co. Class A	900	172,026
*Navigators Group, Inc.	5,827	233,838
Nelnet, Inc. Class A	30,100	600,796
*New Century Bancorp, Inc.	600	3,618
New Hampshire Thrift Bancshares, Inc.	2,300	25,139
New Westfield Financial, Inc.	31,596	287,524

1252

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
New York Community Bancorp, Inc.	27,900	$459,513
NewAlliance Bancshares, Inc.	169,860	2,213,276
*NewBridge Bancorp	6,172	29,317
*Newport Bancorp, Inc.	700	8,488
*NewStar Financial, Inc.	49,175	376,680
*North Valley Bancorp	4,538	12,026
Northeast Community Bancorp, Inc.	18,190	111,141
#Northfield Bancorp, Inc.	2,770	40,885
Northrim Bancorp, Inc.	6,115	105,545
NYMAGIC, Inc.	12,875	285,825
NYSE Euronext, Inc.	206,731	6,745,633
#*Ocwen Financial Corp.	2,100	24,255
Old National Bancorp	2,000	26,820
Old Republic International Corp.	333,632	5,007,816
Old Second Bancorp, Inc.	26,916	153,960
OneBeacon Insurance Group, Ltd.	24,132	391,421
Osage Bancshares, Inc.	600	5,163
#*Pacific Mercantile Bancorp	16,756	83,612
*Pacific Premier Bancorp, Inc.	200	992
Pamrapo Bancorp, Inc.	2,200	16,742
Parkvale Financial Corp.	102	1,027
PartnerRe, Ltd.	10,478	812,883
#Patriot National Bancorp	2,700	6,075
#*Penson Worldwide, Inc.	33,200	312,080
Peoples Bancorp of North Carolina	300	2,109
Peoples Bancorp, Inc.	19,292	334,523
#*PHH Corp.	91,687	2,080,378
#*PICO Holdings, Inc.	5,724	203,488
#*Pinnacle Financial Partners, Inc.	27,599	421,713
*PMA Capital Corp.	38,457	264,200
PNC Financial Services Group, Inc.	222,505	14,954,561
Porter Bancorp, Inc.	1,654	23,404
#*Preferred Bank	9,898	19,202
Premier Financial Bancorp, Inc.	1,301	12,490
Presidential Life Corp.	23,327	274,792
Princeton National Bancorp, Inc.	1,100	9,889
*ProAssurance Corp.	10,410	634,490
Prosperity Bancshares, Inc.	33,062	1,296,692
Protective Life Corp.	75,553	1,818,561
Provident Financial Holdings, Inc.	544	3,264
Provident Financial Services, Inc.	97,245	1,281,689
Provident New York Bancorp	79,163	813,004
Prudential Financial, Inc.	335,685	21,336,139
Pulaski Financial Corp.	5,450	38,314
Radian Group, Inc.	217,050	3,079,940
Regions Financial Corp.	1,237,830	10,942,417
Reinsurance Group of America, Inc.	169,166	8,734,041
Renasant Corp.	53,507	884,471
*Republic First Bancorp, Inc.	7,211	26,897
Resource America, Inc.	19,388	114,583
*Riverview Bancorp, Inc.	17,087	60,659
Rome Bancorp, Inc.	12,761	109,745
Safety Insurance Group, Inc.	25,435	948,471
Sanders Morris Harris Group, Inc.	55,486	331,251
#Sandy Spring Bancorp, Inc.	29,829	520,516
Seabright Insurance Holdings	51,480	560,102
*Seacoast Banking Corp. of Florida	11,965	26,084
Selective Insurance Group, Inc.	82,800	1,383,588
*SI Financial Group, Inc.	6,062	38,676
Simmons First National Corp.	8,389	235,563
Somerset Hills Bancorp	4,111	36,259

1253

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Southcoast Financial Corp.	200	$756
*Southern Community Financial Corp.	29,890	82,496
*Southern First Bancshares, Inc.	900	7,425
Southwest Bancorp, Inc.	31,985	468,900
State Auto Financial Corp.	68,262	1,221,207
StellarOne Corp.	19,587	292,042
Stewart Information Services Corp.	14,703	167,320
*Stratus Properties, Inc.	3,069	34,219
Student Loan Corp.	1,100	31,064
*Sun Bancorp, Inc.	26,458	142,873
SunTrust Banks, Inc.	561,161	16,610,366
#*Superior Bancorp	5,362	18,981
Susquehanna Bancshares, Inc.	124,870	1,361,083
#*SVB Financial Group	3,400	167,382
#*Taylor Capital Group, Inc.	13,335	182,690
Teche Holding Co.	600	19,188
TF Financial Corp.	600	11,400
*Thomas Weisel Partners Group, Inc.	26,875	210,969
*Tidelands Bancshares, Inc.	400	900
Timberland Bancorp, Inc.	3,000	14,730
#TowneBank	4,300	68,929
Transatlantic Holdings, Inc.	91,903	4,570,336
Travelers Cos., Inc. (The)	721,677	36,617,891
*Tree.com, Inc.	5,129	46,674
Umpqua Holdings Corp.	89,305	1,334,217
Unico American Corp.	1,900	18,050
Union First Market Bankshares Corp.	15,866	266,231
*United America Indemnity, Ltd.	20,328	193,116
#United Bankshares, Inc.	2,100	60,984
*United Community Banks, Inc.	43,448	253,736
United Financial Bancorp, Inc.	21,275	297,424
United Fire & Casualty Co.	41,412	947,092
*United PanAm Financial Corp.	14,353	47,078
#*United Security Bancshares	346	1,625
Unitrin, Inc.	90,527	2,647,915
*Unity Bancorp, Inc.	2,925	16,058
Unum Group	530,100	12,971,547
Validus Holdings, Ltd.	74,341	1,900,899
#*Virginia Commerce Bancorp, Inc.	38,257	272,772
Washington Banking Co.	6,594	94,888
Washington Federal, Inc.	103,780	2,134,755
*Waterstone Financial, Inc.	1,300	5,018
Webster Financial Corp.	44,870	929,706
Wells Fargo & Co.	86,329	2,858,353
WesBanco, Inc.	32,117	619,216
Wesco Financial Corp.	12,560	4,760,868
West Bancorporation	19,199	156,088
West Coast Bancorp	489	1,682
#*Western Alliance Bancorp	28,882	251,273
White Mountains Insurance Group, Ltd.	18,685	6,420,166
White River Capital, Inc.	300	4,371
#Whitney Holding Corp.	61,531	842,975
Wilshire Bancorp, Inc.	11,306	122,783
#Wintrust Financial Corp.	37,295	1,391,104
*World Acceptance Corp.	3,300	116,424
WR Berkley Corp.	21,887	590,949
WSB Holdings, Inc.	100	307
Yadkin Valley Financial Corp.	16,810	76,990
Zenith National Insurance Corp.	8,000	302,560
#Zions Bancorporation	116,880	3,357,962

1254

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*ZipRealty, Inc.	11,317	$49,795

Total Financials		721,450,933

Health Care — (5.0%)
*A.D.A.M., Inc.	7,504	28,140
*Adolor Corp.	5,304	10,343
Aetna, Inc.	486,790	14,384,644
#*Affymetrix, Inc.	8,578	59,531
*Albany Molecular Research, Inc.	35,737	285,896
*Allied Healthcare International, Inc.	65,062	182,824
*Allied Healthcare Products, Inc.	1,000	3,850
*American Dental Partners, Inc.	24,799	319,411
*AMN Healthcare Services, Inc.	7,691	70,296
*Amsurg Corp.	28,998	600,839
Analogic Corp.	9,500	454,290
*AngioDynamics, Inc.	37,093	593,488
*Anika Therapeutics, Inc.	17,185	121,154
*ARCA Biopharma, Inc.	440	2,301
#*Arena Pharmaceuticals, Inc.	6,100	19,825
Arrhythmia Research Technology, Inc.	1,200	9,540
*Assisted Living Concepts, Inc.	14,487	508,494
*BioClinica, Inc.	9,550	47,463
*BioScrip, Inc.	41,767	373,397
#*BMP Sunstone Corp.	12,854	69,026
*Boston Scientific Corp.	1,019,920	7,017,050
*Brookdale Senior Living, Inc.	85,092	1,829,478
*Cambrex Corp.	20,300	89,117
Cantel Medical Corp.	8,807	175,788
*Capital Senior Living Corp.	47,994	252,448
*Cardiac Science Corp.	16,696	26,046
Cardinal Health, Inc.	208,009	7,215,832
*CareFusion Corp.	123,039	3,393,416
*Celera Corp.	39,414	294,423
*Community Health Systems, Inc.	88,214	3,604,424
*Conmed Corp.	43,239	961,635
Cooper Cos., Inc.	52,556	2,043,903
*Coventry Health Care, Inc.	138,156	3,279,823
*Cross Country Healthcare, Inc.	35,618	356,892
*Cutera, Inc.	22,757	263,071
Daxor Corp.	545	6,104
*Digirad Corp.	26,648	58,892
#*Dynacq Healthcare, Inc.	909	2,454
#*Emeritus Corp.	279	6,250
*ev3, Inc.	6,316	120,825
*Five Star Quality Care, Inc.	21,100	62,456
*Gentiva Health Services, Inc.	28,510	817,667
#*Greatbatch, Inc.	17,658	394,480
*Health Net, Inc.	103,073	2,269,667
*HealthSpring, Inc.	86,917	1,529,739
*HealthTronics, Inc.	61,894	219,724
*Healthways, Inc.	20,167	328,520
Hill-Rom Holdings, Inc.	54,096	1,715,384
*Hologic, Inc.	288,724	5,159,498
*Humana, Inc.	144,020	6,584,594
*IntegraMed America, Inc.	3,874	33,084
Invacare Corp.	26,628	703,778
*InVentiv Health, Inc.	5,419	124,800
*Inverness Medical Innovations, Inc.	74,130	2,948,891
*Kendle International, Inc.	11,329	187,495
Kewaunee Scientific Corp.	1,631	21,513
*Kindred Healthcare, Inc.	43,118	769,225

1255

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*King Pharmaceuticals, Inc.	426,520	$4,179,896
*LCA-Vision, Inc.	25,865	218,042
*LeMaitre Vascular, Inc.	5,200	25,688
#*LifePoint Hospitals, Inc.	82,208	3,138,701
#*Martek Biosciences Corp.	18,270	402,488
*Maxygen, Inc.	5,200	33,332
*MedCath Corp.	28,744	285,715
*Medical Action Industries, Inc.	31,829	377,810
#*MediciNova, Inc.	623	4,043
Medicis Pharmaceutical Corp. Class A	600	15,228
*MEDTOX Scientific, Inc.	13,327	170,719
*Misonix, Inc.	4,083	9,146
*Molina Healthcare, Inc.	12,070	352,082
*Nanosphere, Inc.	2,402	15,133
*National Dentex Corp.	400	6,792
*Nighthawk Radiology Holdings, Inc.	11,000	40,700
*NovaMed, Inc.	32,204	105,629
Omnicare, Inc.	197,388	5,485,413
*Osteotech, Inc.	24,810	105,442
*Palomar Medical Technologies, Inc.	5,100	64,056
*PDI, Inc.	20,276	183,903
PerkinElmer, Inc.	6,600	165,330
*Prospect Medical Holdings, Inc.	14,374	96,881
#*Psychiatric Solutions, Inc.	47,848	1,539,270
*Regeneration Technologies, Inc.	35,087	134,383
#*Res-Care, Inc.	40,983	477,042
*Sirona Dental Systems, Inc.	21,400	892,166
*Skilled Healthcare Group, Inc.	29,820	199,496
#*SonoSite, Inc.	2,287	76,660
*Spectranetics Corp.	11,878	81,008
*SRI/Surgical Express, Inc.	1,600	8,064
*Sun Healthcare Group, Inc.	26,710	238,787
*SunLink Health Systems, Inc.	1,750	4,638
*Symmetry Medical, Inc.	16,828	194,532
Teleflex, Inc.	14,551	892,267
*Theragenics Corp.	21,383	32,930
*Thermo Fisher Scientific, Inc.	456,141	25,215,474
*TomoTherapy, Inc.	25,707	100,000
#*Triple-S Management Corp.	13,854	252,143
*Universal American Corp.	85,628	1,314,390
*Viropharma, Inc.	72,554	922,887
*Vital Images, Inc.	20,078	316,831
*WellCare Health Plans, Inc.	22,500	644,175
*WellPoint, Inc.	501,340	26,972,092
Young Innovations, Inc.	2,919	73,471

Total Health Care		149,078,013

Industrials — (11.6%)
*A.T. Cross Co.	18,431	86,810
*AAR Corp.	15,400	375,452
Aceto Corp.	9,213	61,451
Aircastle, Ltd.	54,200	650,942
Alamo Group, Inc.	25,037	589,872
*Alaska Air Group, Inc.	59,445	2,461,617
Albany International Corp.	16,661	424,356
Alexander & Baldwin, Inc.	66,441	2,363,971
*Allied Defense Group, Inc.	12,470	66,590
*Allied Motion Technologies, Inc.	262	1,056
*Altra Holdings, Inc.	3,245	49,194
*Amerco, Inc.	30,877	1,928,269
American Railcar Industries, Inc.	16,364	267,551

1256

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*American Reprographics Co.	5,977	$59,710
Ameron International Corp.	7,300	506,547
*AMREP Corp.	966	14,007
Apogee Enterprises, Inc.	25,200	346,248
Applied Industrial Technologies, Inc.	53,325	1,641,343
Arkansas Best Corp.	25,200	767,592
#*Armstrong World Industries, Inc.	94,043	4,095,573
*ATC Technology Corp.	13,041	266,558
*Atlas Air Worldwide Holdings, Inc.	2,100	116,067
#Baldor Electric Co.	19,655	754,949
Barnes Group, Inc.	42,700	888,160
Barrett Business Services, Inc.	14,200	218,680
*BE Aerospace, Inc.	16,300	484,273
#*BlueLinx Holdings, Inc.	43,341	217,138
Bowne & Co., Inc.	23,251	259,946
Briggs & Stratton Corp.	31,600	750,184
*BTU International, Inc.	1,900	11,362
#*C&D Technologies, Inc.	25,938	37,610
*CAI International, Inc.	12,599	171,472
Cascade Corp.	10,500	366,030
*Casella Waste Systems, Inc.	5,416	27,947
CDI Corp.	50,348	877,566
*CECO Environmental Corp.	9,578	50,955
*Celadon Group, Inc.	28,818	430,253
*Ceradyne, Inc.	5,800	128,760
*Champion Industries, Inc.	1,886	3,357
*Chart Industries, Inc.	3,000	68,970
Chicago Rivet & Machine Co.	300	4,866
CIRCOR International, Inc.	12,696	437,504
*Columbus McKinnon Corp.	47,311	853,017
Comfort Systems USA, Inc.	2,600	36,608
CompX International, Inc.	700	7,735
*Consolidated Graphics, Inc.	33,700	1,412,367
*Cornell Cos., Inc.	11,300	310,750
Courier Corp.	3,211	55,197
*Covenant Transportation Group, Inc.	6,518	48,233
*CPI Aerostructures, Inc.	5,826	52,143
CSX Corp.	562,627	31,535,243
Ducommun, Inc.	16,159	369,880
*Dycom Industries, Inc.	35,250	374,355
#*Eagle Bulk Shipping, Inc.	19,733	114,254
Eastern Co.	10,193	165,636
Eaton Corp.	109,451	8,445,239
Ecology & Environment, Inc. Class A	900	11,898
Encore Wire Corp.	2,148	47,707
*EnerSys, Inc.	58,639	1,517,577
Ennis, Inc.	43,200	798,768
#*EnPro Industries, Inc.	18,412	581,451
Espey Manufacturing & Electronics Corp.	1,864	35,975
*Esterline Technologies Corp.	25,194	1,405,321
*ExpressJet Holdings, Inc.	10,860	43,440
Federal Signal Corp.	31,295	252,238
FedEx Corp.	184,382	16,596,224
*Flow International Corp.	3,900	12,324
*Franklin Covey Co.	11,416	89,958
*Frozen Food Express Industries, Inc.	8,986	40,437
G & K Services, Inc. Class A	29,714	816,838
Gardner Denver Machinery, Inc.	1,519	76,390
#GATX Corp.	65,445	2,136,125
#*Genco Shipping & Trading, Ltd.	2,886	66,840
*Gencor Industries, Inc.	8,766	68,550

1257

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
General Electric Co.	3,487,657	$65,777,211
*Gibraltar Industries, Inc.	53,888	809,398
*GP Strategies Corp.	19,900	160,593
Great Lakes Dredge & Dock Corp.	69,683	377,682
*Greenbrier Cos., Inc.	16,525	269,027
*Griffon Corp.	45,266	638,251
*H&E Equipment Services, Inc.	66,829	789,250
Hardinge, Inc.	20,625	206,250
Heidrick & Struggles International, Inc.	2,100	55,461
*Herley Industries, Inc.	5,800	84,970
*Hertz Global Holdings, Inc.	389,227	5,628,222
*Hoku Corp.	400	1,180
Horizon Lines, Inc.	3,300	18,051
*Hudson Highland Group, Inc.	35,619	199,823
*Hurco Cos., Inc.	8,210	159,767
*Insituform Technologies, Inc.	700	16,779
Insteel Industries, Inc.	9,933	121,779
#*Interline Brands, Inc.	74,162	1,543,311
International Shipholding Corp.	9,397	285,105
*Intersections, Inc.	34,178	182,169
#*JetBlue Airways Corp.	170,900	955,331
*Kadant, Inc.	4,057	81,181
#*Kansas City Southern	61,464	2,492,365
KBR, Inc.	52,550	1,160,304
*Kelly Services, Inc. Class A	44,445	714,676
Kennametal, Inc.	16,856	553,888
*Key Technology, Inc.	3,199	44,370
*Kforce, Inc.	12,247	170,111
Kimball International, Inc. Class B	25,521	205,189
#*Korn/Ferry International	7,500	121,575
L.S. Starrett Co. Class A	4,097	47,320
L-3 Communications Holdings, Inc.	23,933	2,239,411
*Ladish Co., Inc.	45,562	1,252,499
Lawson Products, Inc.	1,959	31,834
*Layne Christensen Co.	3,400	93,092
*LECG Corp.	26,189	87,995
*LGL Group, Inc.	400	3,140
*LMI Aerospace, Inc.	13,807	238,309
LSI Industries, Inc.	24,154	169,803
*Lydall, Inc.	14,201	114,460
*M&F Worldwide Corp.	29,869	915,784
#Manitowoc Co., Inc. (The)	516	7,229
*Manpower, Inc.	40,067	2,247,759
*Marten Transport, Ltd.	31,777	694,327
Masco Corp.	27,020	438,535
McGrath Rentcorp	8,390	218,056
*Metalico, Inc.	42,659	281,549
*MFRI, Inc.	8,800	59,752
Miller Industries, Inc.	20,010	286,143
#*Mobile Mini, Inc.	54,461	905,142
*Moog, Inc.	22,265	827,590
Mueller Industries, Inc.	15,299	453,615
Mueller Water Products, Inc.	136,335	763,476
NACCO Industries, Inc. Class A	9,765	848,969
National Technical Systems, Inc.	15,400	81,004
Norfolk Southern Corp.	399,637	23,710,463
Northrop Grumman Corp.	289,993	19,670,225
#*Northwest Pipe Co.	12,085	291,490
#*Ocean Power Technologies, Inc.	8,500	58,140
*On Assignment, Inc.	57,765	406,088
*Oshkosh Corp.	50,861	1,964,252

1258

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Owens Corning	152,823	$5,315,184
*P.A.M. Transportation Services, Inc.	20,690	327,730
*Park-Ohio Holdings Corp.	5,647	72,677
Pentair, Inc.	23,730	858,077
*PGT, Inc.	700	2,170
*Pike Electric Corp.	3,700	39,775
*Pinnacle Airlines Corp.	13,732	100,381
*Polypore International, Inc.	5,700	100,947
Portec Rail Products, Inc.	7,637	90,269
*PowerSecure International, Inc.	22,501	253,361
Providence & Worcester Railroad Co.	1,200	15,780
R. R. Donnelley & Sons Co.	136,985	2,943,808
*RCM Technologies, Inc.	19,013	78,143
*Republic Airways Holdings, Inc.	48,800	305,488
Republic Services, Inc.	353,593	10,971,991
*Rush Enterprises, Inc. Class A	31,175	505,658
*Rush Enterprises, Inc. Class B	18,522	254,863
Ryder System, Inc.	89,844	4,179,543
*Saia, Inc.	10,800	178,956
Schawk, Inc.	51,516	976,228
#*School Specialty, Inc.	27,776	651,625
Seaboard Corp.	2,041	2,979,880
*SFN Group, Inc.	47,178	403,372
SIFCO Industries, Inc.	6,623	91,795
SkyWest, Inc.	93,838	1,405,693
*SL Industries, Inc.	300	3,165
Southwest Airlines Co.	1,077,730	14,204,481
*Sparton Corp.	3,963	23,144
#SPX Corp.	9,754	681,610
Standex International Corp.	29,500	704,165
Steelcase, Inc. Class A	85,520	702,119
Superior Uniform Group, Inc.	8,978	92,384
*Supreme Industries, Inc.	1,140	3,306
*Sypris Solutions, Inc.	10,366	46,543
TAL International Group, Inc.	27,896	725,017
*Tech/Ops Sevcon, Inc.	96	488
Technology Research Corp.	11,621	61,708
*Tecumseh Products Co. Class A	11,200	143,136
*Tecumseh Products Co. Class B	1,400	18,368
#Textainer Group Holdings, Ltd.	200	4,592
Timken Co.	73,772	2,595,299
#Titan International, Inc.	25,647	318,279
#*Titan Machinery, Inc.	5,173	74,388
Todd Shipyards Corp.	8,732	138,664
*TRC Cos., Inc.	29,513	91,490
Tredegar Industries, Inc.	40,177	685,420
*Trimas Corp.	6,336	64,437
#Trinity Industries, Inc.	85,250	2,121,872
Triumph Group, Inc.	9,936	770,636
*Tufco Technologies, Inc.	1,000	4,360
#*Tutor Perini Corp.	40,023	971,358
Twin Disc, Inc.	10,658	150,491
*U.S. Home Systems, Inc.	4,314	15,056
Union Pacific Corp.	569,682	43,102,140
*United Capital Corp.	300	7,449
#*United Rentals, Inc.	22,200	318,792
Universal Forest Products, Inc.	31,800	1,337,190
*URS Corp.	86,998	4,467,347
*USA Truck, Inc.	15,305	281,918
#*USG Corp.	40,200	948,720
*Valpey Fisher Corp.	1,464	3,294

1259

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Versar, Inc.	6,026	$19,826
Viad Corp.	27,199	636,457
Virco Manufacturing Corp.	12,601	45,364
*Volt Information Sciences, Inc.	44,159	553,754
*Waste Services, Inc.	32,675	367,267
#Watts Water Technologies, Inc.	53,615	1,902,260
*WCA Waste Corp.	29,254	145,100
#*WESCO International, Inc.	9,056	367,855
*Willdan Group, Inc.	1,000	2,330
*Willis Lease Finance Corp.	7,300	102,492

Total Industrials		348,069,121

Information Technology — (4.9%)
*Acorn Energy, Inc.	1,230	6,937
*Actel Corp.	19,597	304,145
*ActivIdentity Corp.	70,301	205,982
Activision Blizzard, Inc.	982,162	10,882,355
*Adaptec, Inc.	166,097	513,240
*Adept Technology, Inc.	700	4,137
*Advanced Analogic Technologies, Inc.	15,762	59,896
Agilysys, Inc.	21,014	228,002
*Amtech Systems, Inc.	10,600	101,442
*Anadigics, Inc.	400	2,012
#*AOL, Inc.	51,712	1,207,992
#*Arris Group, Inc.	100,700	1,237,603
*Arrow Electronics, Inc.	182,170	5,556,185
Astro-Med, Inc.	2,626	19,958
#*ATMI, Inc.	3,100	56,203
*Aviat Networks, Inc.	45,592	296,348
*Avid Technology, Inc.	44,750	653,350
AVX Corp.	293,831	4,539,689
*Aware, Inc.	22,140	55,129
*AXT, Inc.	30,000	131,100
Bel Fuse, Inc. Class A	4,174	90,743
Bel Fuse, Inc. Class B	20,997	491,750
*Benchmark Electronics, Inc.	93,903	2,032,061
Black Box Corp.	26,600	829,654
*Brightpoint, Inc.	13,928	112,678
*Brooks Automation, Inc.	76,430	742,900
*Bsquare Corp.	5,200	13,520
*Cascade Microtech, Inc.	24,071	115,782
*Checkpoint Systems, Inc.	39,900	901,341
*Ciber, Inc.	42,600	169,122
Cognex Corp.	2,508	52,442
Cohu, Inc.	41,402	668,642
*Comarco, Inc.	5,608	14,132
Communications Systems, Inc.	12,753	163,749
*Computer Sciences Corp.	225,553	11,816,722
*Concurrent Computer Corp.	13,740	77,219
*Convergys Corp.	197,364	2,494,681
*CPI International, Inc.	19,865	266,787
*Cray, Inc.	17,673	119,469
*CSP, Inc.	2,414	8,304
CTS Corp.	34,200	359,100
*CyberOptics Corp.	9,134	101,296
*Datalink Corp.	5,600	25,200
*Dataram Corp.	11,134	26,499
*DDi Corp.	30,020	256,971
#*DealerTrack Holdings, Inc.	3,829	58,392
*Digi International, Inc.	35,811	383,536
*DSP Group, Inc.	56,748	463,631

1260

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Dynamics Research Corp.	16,586	$237,180
*Edgewater Technology, Inc.	13,603	42,985
Electro Rent Corp.	46,027	657,726
*Electro Scientific Industries, Inc.	34,300	472,311
*Electronics for Imaging, Inc.	72,920	937,022
*EMS Technologies, Inc.	1,490	23,676
*Emulex Corp.	8,000	94,000
*Endwave Corp.	15,115	45,798
*Epicor Software Corp.	100,492	922,517
*ePlus, Inc.	6,954	129,414
*Euronet Worldwide, Inc.	26,035	414,738
*Exar Corp.	44,300	327,377
#Fair Isaac Corp.	4,800	101,088
*Fairchild Semiconductor Corp. Class A	144,238	1,618,350
*Frequency Electronics, Inc.	16,953	93,920
*Gerber Scientific, Inc.	50,097	360,698
*Globecomm Systems, Inc.	41,466	323,020
*GSI Technology, Inc.	29,771	192,618
*GTSI Corp.	8,203	52,499
*Hackett Group, Inc.	54,740	153,819
*Henry Bros. Electronics, Inc.	8,085	33,957
*Hutchinson Technology, Inc.	44,671	272,046
*Hypercom Corp.	57,162	237,222
*I.D. Systems, Inc.	13,298	43,484
*IAC/InterActiveCorp	178,991	4,012,978
*Ikanos Communications, Inc.	3,682	10,420
*Imation Corp.	46,631	505,480
*infoGROUP, Inc.	28,026	224,488
*InfoSpace, Inc.	65,156	682,183
*Ingram Micro, Inc.	277,679	5,042,651
*Insight Enterprises, Inc.	25,400	381,762
*Integrated Device Technology, Inc.	10,700	70,727
*Integrated Silicon Solution, Inc.	34,977	431,266
*Internap Network Services Corp.	37,646	217,594
*International Rectifier Corp.	80,500	1,853,110
#*Internet Brands, Inc.	37,562	388,767
*Internet Capital Group, Inc.	51,999	514,270
*Interphase Corp.	4,460	11,239
*Intevac, Inc.	34,600	481,632
*IntriCon Corp.	2,835	10,206
*INX, Inc.	500	2,420
*iPass, Inc.	5,584	8,041
*IXYS Corp.	16,184	146,142
Jabil Circuit, Inc.	139,558	2,138,029
*JDS Uniphase Corp.	107,790	1,400,192
Keithley Instruments, Inc.	4,026	34,261
*KEY Tronic Corp.	15,546	98,717
Keynote Systems, Inc.	18,330	201,263
*Kopin Corp.	6,410	26,986
*KVH Industries, Inc.	9,179	138,328
#*L-1 Identity Solutions, Inc.	111,378	965,647
*Lattice Semiconductor Corp.	131,578	693,416
*Littlefuse, Inc.	2,763	116,681
*LoJack Corp.	6,590	27,546
*LookSmart, Ltd.	27,679	38,197
#*Loral Space & Communications, Inc.	33,726	1,452,242
*Mace Security International, Inc.	1,091	944
Marchex, Inc.	38,553	202,789
*Measurement Specialties, Inc.	6,568	108,175
*Mentor Graphics Corp.	40,440	363,556
*Mercury Computer Systems, Inc.	18,341	235,865

1261

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Methode Electronics, Inc.	74,204	$823,664
#*Micron Technology, Inc.	619,016	5,787,800
*Microtune, Inc.	12,031	32,243
#*MKS Instruments, Inc.	82,222	1,864,795
*ModusLink Global Solutions, Inc.	68,955	615,768
*MoSys, Inc.	21,047	90,923
*Motorola, Inc.	1,973,711	13,954,137
#*Nanometrics, Inc.	46,005	492,254
*Newport Corp.	56,016	662,669
*Nu Horizons Electronics Corp.	18,632	67,075
*Occam Networks, Inc.	26,524	172,936
*OmniVision Technologies, Inc.	36,897	647,911
*Oplink Communications, Inc.	32,814	495,820
*Opnext, Inc.	26,356	61,937
*Optelecom-NKF, Inc.	4,229	9,642
*Optical Cable Corp.	9,195	30,068
*Orbcomm, Inc.	17,126	37,848
*PAR Technology Corp.	23,205	162,667
*PC Connection, Inc.	49,913	343,401
*PC Mall, Inc.	10,070	52,263
*PC-Tel, Inc.	49,969	325,298
*PDF Solutions, Inc.	793	3,925
*Perceptron, Inc.	4,904	23,098
*Perficient, Inc.	14,478	180,541
*Performance Technologies, Inc.	25,851	72,383
*Pericom Semiconductor Corp.	23,225	271,268
*Pervasive Software, Inc.	35,664	177,607
*Presstek, Inc.	7,000	32,340
•*Price Communications Liquidation Trust	47,738	6,520
Qualstar Corp.	12,400	24,180
*RadiSys Corp.	21,569	211,161
*RealNetworks, Inc.	167,359	694,540
*Reis, Inc.	15,919	95,196
Richardson Electronics, Ltd.	22,979	264,029
#*Rofin-Sinar Technologies, Inc.	11,100	294,816
#*Rovi Corp.	5,935	231,346
*Rudolph Technologies, Inc.	50,409	480,398
#*Sandisk Corp.	197,936	7,895,667
*SCM Microsystems, Inc.	18,612	28,849
*SeaChange International, Inc.	30,686	255,614
Servidyne, Inc.	7,283	24,544
#*Sigma Designs, Inc.	2,475	29,354
*Silicon Image, Inc.	29,804	110,871
#*Skyworks Solutions, Inc.	33,004	555,787
#*Smart Modular Technologies (WWH), Inc.	46,800	328,536
*SonicWALL, Inc.	103,238	1,045,801
*Spectrum Control, Inc.	20,295	282,100
*Standard Microsystems Corp.	33,319	855,632
*StarTek, Inc.	31,481	213,441
*Support.com, Inc.	58,408	254,659
Sycamore Networks, Inc.	47,495	939,926
*Symmetricom, Inc.	90,588	600,598
*Symyx Technologies, Inc.	72,692	396,171
#*SYNNEX Corp.	60,100	1,647,942
*Tech Data Corp.	85,452	3,665,891
*TechTarget, Inc.	10,800	52,380
*TechTeam Global, Inc.	19,326	119,048
Tellabs, Inc.	129,244	1,173,536
*Telular Corp.	24,670	75,490
Tessco Technologies, Inc.	9,546	242,850
TheStreet.com, Inc.	36,282	138,234

1262

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Tier Technologies, Inc.	3,839	$32,132
*Tollgrade Communications, Inc.	19,226	122,277
*Triquint Semiconductor, Inc.	57,628	434,515
*TSR, Inc.	1,300	3,276
*TTM Technologies, Inc.	62,699	680,911
*Ultra Clean Holdings, Inc.	2,816	27,794
United Online, Inc.	51,420	409,817
*UTStarcom, Inc.	154,209	439,496
*Vicon Industries, Inc.	5,787	27,835
*Video Display Corp.	600	3,012
*Virage Logic Corp.	26,728	248,036
*Virtusa Corp.	39,100	402,339
#*Vishay Intertechnology, Inc.	213,119	2,218,569
*Web.com Group, Inc.	32,423	156,603
*WPCS International, Inc.	9,161	29,224
#Xerox Corp.	769,764	8,390,428
*Zoran Corp.	82,007	797,928
*Zygo Corp.	26,305	248,582

Total Information Technology		145,343,865

Materials — (3.5%)
A. Schulman, Inc.	23,818	619,506
*A.M. Castle & Co.	38,646	530,223
Alcoa, Inc.	1,145,369	15,393,759
*American Pacific Corp.	7,647	46,647
Ashland, Inc.	112,560	6,704,074
*Boise, Inc.	23,000	158,470
*Brush Engineered Materials, Inc.	16,720	497,086
*Buckeye Technologies, Inc.	37,822	534,047
*Bway Holding Co.	9,825	194,338
Cabot Corp.	82,293	2,677,814
Carpenter Technology Corp.	2,700	106,029
#*Coeur d’Alene Mines Corp.	35,520	636,518
Commercial Metals Co.	19,325	287,556
*Continental Materials Corp.	100	1,615
*Core Molding Technologies, Inc.	2,488	13,186
Cytec Industries, Inc.	64,700	3,109,482
Dow Chemical Co. (The)	915,598	28,227,886
#*Flotek Industries, Inc.	15,089	30,631
Friedman Industries, Inc.	17,453	103,322
*Graphic Packaging Holding Co.	27,647	102,017
Haynes International, Inc.	5,600	201,096
*Headwaters, Inc.	67,190	403,140
#*Hecla Mining Co.	9,000	53,730
*Horsehead Holding Corp.	16,770	199,228
ICO, Inc.	10,649	91,262
Innophos Holdings, Inc.	18,600	529,914
*Innospec, Inc.	4,811	64,034
International Paper Co.	492,615	13,172,525
Kaiser Aluminum Corp.	27,181	1,092,404
*KapStone Paper & Packaging Corp.	31,340	404,286
KMG Chemicals, Inc.	2,795	51,540
*Kronos Worldwide, Inc.	3,219	61,161
#*Louisiana-Pacific Corp.	153,257	1,802,302
MeadWestavco Corp.	188,451	5,120,214
Minerals Technologies, Inc.	4,300	248,110
*Mod-Pac Corp.	1,091	6,251
Myers Industries, Inc.	65,520	711,547
Neenah Paper, Inc.	23,100	404,250
NL Industries, Inc.	55,718	473,046
#*Northern Technologies International Corp.	3,000	28,440

1263

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
#Olympic Steel, Inc.	5,500	$174,790
#*OM Group, Inc.	42,299	1,596,787
P.H. Glatfelter Co.	50,000	734,500
*Penford Corp.	38,934	360,140
*PolyOne Corp.	117,993	1,334,501
Quaker Chemical Corp.	2,300	72,381
*Ready Mix, Inc.	2,439	5,561
Reliance Steel & Aluminum Co.	53,401	2,606,503
*Rock of Ages Corp.	1,200	4,200
#*RTI International Metals, Inc.	35,400	957,570
Schnitzer Steel Industries, Inc. Class A	5,700	307,800
Schweitzer-Maudoit International, Inc.	15,157	862,736
*Solutia, Inc.	2,500	44,000
*Spartech Corp.	29,320	417,517
#*Stillwater Mining Co.	22,462	379,608
Synalloy Corp.	5,144	50,617
Temple-Inland, Inc.	80,640	1,880,525
#Texas Industries, Inc.	46,594	1,763,117
#*Titanium Metals Corp.	7,100	109,482
*Universal Stainless & Alloy Products, Inc.	6,709	156,521
#Westlake Chemical Corp.	105,000	2,948,400
Weyerhaeuser Co.	30,564	1,513,529
#Worthington Industries, Inc.	64,670	1,032,780
*Zoltek Cos., Inc.	6,242	61,421

Total Materials		104,467,672

Other — (0.0%)
•*ePresence, Inc. Escrow Shares	6,400	—
•*MAIR Holdings, Inc. Escrow Shares	1,415	—
•#*Pelican Financial, Inc. Escrow Shares	300	—
•*Petrocorp, Inc. Escrow Shares	900	54

Total Other		54

Telecommunication Services — (4.2%)
*Arbinet Corp.	3,200	6,464
AT&T, Inc.	4,065,906	105,957,510
*General Communications, Inc. Class A	44,592	274,241
#*Sprint Nextel Corp.	3,223,177	13,698,502
*SureWest Communications	13,340	114,724
Telephone & Data Systems, Inc.	80,200	2,779,732
Telephone & Data Systems, Inc. Special Shares	67,452	2,042,447
*United States Cellular Corp.	33,568	1,412,541
*Xeta Corp.	18,366	67,403

Total Telecommunication Services		126,353,564

Utilities — (1.1%)
*AES Corp.	477,199	5,506,876
*Calpine Corp.	348,775	4,753,803
Maine & Maritimes Corp.	1,600	69,888
*Mirant Corp.	172,860	2,015,548
Public Service Enterprise Group, Inc.	488,622	15,699,425
Questar Corp.	83,700	4,013,415
*RRI Energy, Inc.	278,428	1,133,202
Unitil Corp.	4,441	98,057

Total Utilities		33,290,214

TOTAL COMMON STOCKS		2,744,148,369

1264

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
RIGHTS/WARRANTS — (0.0%)
•*Bank of Florida Corp. Rights 05/21/10	8,100	$1,701
•*Lantronix, Inc. Warrants	33	—

TOTAL RIGHTS/WARRANTS		1,701

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
§@DFA Short Term Investment Fund	234,451,040	234,451,040
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $23,944,641 FHLMC 5.997%(r), 12/01/06 & FNMA 6.068%(r), 03/01/36, valued at $8,043,128) to be repurchased at $7,808,978	$7,809	7,808,862
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $12,781,984 FNMA 5.000%, 10/01/18 & 6.000%, 12/01/36, valued at $5,059,641) to be repurchased at $4,911,001	4,911	4,910,919

TOTAL SECURITIES LENDING COLLATERAL		247,170,821

TOTAL INVESTMENTS — (100.0%) (Cost $2,583,241,627)		$2,991,320,891

1265

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (88.4%)
Consumer Discretionary — (11.0%)
*1-800-FLOWERS.COM, Inc.	1,200	$3,432
#*99 Cents Only Stores	7,100	110,192
#Aaron’s, Inc.	7,350	165,889
#Abercrombie & Fitch Co.	8,350	365,145
*AC Moore Arts & Crafts, Inc.	1,068	4,357
Acme United Corp.	400	4,560
Advance Auto Parts, Inc.	10,000	451,000
*Aeropostale, Inc.	9,825	285,318
*AFC Enterprises, Inc.	2,300	25,093
*AH Belo Corp.	200	1,700
*Aldila, Inc.	700	4,277
*Alloy, Inc.	2,475	19,181
*Amazon.com, Inc.	42,400	5,811,344
Ambassadors Group, Inc.	1,423	17,275
*American Apparel, Inc.	7,200	22,104
#*American Axle & Manufacturing Holdings, Inc.	6,700	72,092
American Eagle Outfitters, Inc.	20,600	346,286
American Greetings Corp. Class A	3,222	79,132
#*American Public Education, Inc.	2,200	93,170
*America’s Car-Mart, Inc.	1,100	27,863
*Amerigon, Inc.	2,000	19,620
Ameristar Casinos, Inc.	5,810	109,402
#*AnnTaylor Stores Corp.	4,625	100,362
*Apollo Group, Inc. Class A	14,710	844,501
#Arbitron, Inc.	2,400	73,944
#*Arctic Cat, Inc.	2,500	36,875
*ArvinMeritor, Inc.	3,800	58,216
*Asbury Automotive Group, Inc.	3,400	52,870
*Audiovox Corp. Class A	1,600	14,896
#*AutoNation, Inc.	18,538	374,468
*Autozone, Inc.	4,900	906,549
*Ballantyne Strong, Inc.	2,600	20,020
#*Bally Technologies, Inc.	6,300	290,556
#Barnes & Noble, Inc.	6,300	138,852
*Beazer Homes USA, Inc.	3,400	22,338
bebe stores, inc.	10,275	84,666
#*Bed Bath & Beyond, Inc.	26,084	1,198,821
Belo Corp.	6,100	52,887
*Benihana, Inc.	800	5,512
Best Buy Co., Inc.	40,060	1,826,736
Big 5 Sporting Goods Corp.	2,146	36,375
*Big Lots, Inc.	8,052	307,586
*Biglari Holdings, Inc.	215	84,119
#*BJ’s Restaurants, Inc.	2,798	67,516
#*Blue Nile, Inc.	1,296	69,971
*Bluegreen Corp.	2,100	12,747
Blyth, Inc.	875	50,435
Bob Evans Farms, Inc.	3,500	108,255
*Bon-Ton Stores, Inc. (The)	1,900	32,528
Books-A-Million, Inc.	1,295	9,583
*BorgWarner, Inc.	12,500	541,750
*Boyd Gaming Corp.	5,900	74,930
Brinker International, Inc.	9,050	167,606
*Brink’s Home Security Holdings, Inc.	5,000	209,700
#*Brookfield Homes Corp.	2,400	26,904
Brown Shoe Co., Inc.	5,187	97,516
Brunswick Corp.	8,960	187,264
#Buckle, Inc.	4,670	168,961

1266

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Buffalo Wild Wings, Inc.	1,800	$74,412
*Build-A-Bear-Workshop, Inc.	2,400	22,944
#Burger King Holdings, Inc.	12,900	272,190
#*Cabela’s, Inc.	7,700	139,832
Cablevision Systems Corp.	24,000	658,560
*Cache, Inc.	800	5,464
#*California Pizza Kitchen, Inc.	2,415	49,508
Callaway Golf Co.	6,900	64,791
*Canterbury Park Holding Corp.	500	4,015
#*Capella Education Co.	1,400	126,868
#*Career Education Corp.	9,659	282,719
*Caribou Coffee Co., Inc.	1,700	15,045
#*CarMax, Inc.	21,994	540,393
*Carmike Cinemas, Inc.	265	4,447
Carnival Corp.	61,832	2,578,394
*Carriage Services, Inc.	3,100	15,407
*Carrols Restaurant Group, Inc.	3,650	27,338
*Carter’s, Inc.	7,100	228,762
Cato Corp. Class A	3,450	81,938
*Cavco Industries, Inc.	1,157	45,320
CBS Corp.	5,700	92,454
CBS Corp. Class B	64,197	1,040,633
*CEC Entertainment, Inc.	2,357	92,041
#*Charming Shoppes, Inc.	13,860	78,309
#*Cheesecake Factory, Inc.	5,150	139,926
Cherokee, Inc.	542	11,078
Chico’s FAS, Inc.	18,200	270,998
#*Children’s Place Retail Stores, Inc. (The)	2,340	107,219
#*Chipotle Mexican Grill, Inc.	3,385	456,670
#Choice Hotels International, Inc.	6,000	217,860
Christopher & Banks Corp.	3,217	31,494
Churchill Downs, Inc.	1,444	55,349
Cinemark Holdings, Inc.	13,300	242,858
*Citi Trends, Inc.	1,200	40,248
CKE Restaurants, Inc.	5,037	62,157
*Clear Channel Outdoor Holdings, Inc.	3,000	34,740
Coach, Inc.	31,868	1,330,489
#*Coinstar, Inc.	2,900	128,644
*Coldwater Creek, Inc.	6,649	47,075
*Collective Brands, Inc.	8,400	196,980
Collectors Universe, Inc.	700	9,849
#Columbia Sportswear Co.	3,992	221,716
Comcast Corp. Class A	203,041	4,008,029
Comcast Corp. Special Class A	77,263	1,456,408
*Conn’s, Inc.	2,500	23,825
#Cooper Tire & Rubber Co.	6,434	136,529
*Core-Mark Holding Co., Inc.	1,317	40,195
#*Corinthian Colleges, Inc.	8,800	137,456
Cracker Barrel Old Country Store, Inc.	2,500	123,425
#*Crocs, Inc.	9,700	93,702
*Crown Media Holdings, Inc.	2,500	4,525
CSS Industries, Inc.	1,250	25,025
*Culp, Inc.	1,566	18,698
*Cumulus Media, Inc.	2,000	9,760
*Dana Holding Corp.	9,800	130,928
Darden Restaurants, Inc.	14,790	661,852
*Deckers Outdoor Corp.	1,400	196,812
*dELiA*s, Inc.	1,100	1,925
*Destination Maternity Corp.	1,300	41,080
#DeVry, Inc.	6,500	405,535
#*Dick’s Sporting Goods, Inc.	8,514	247,843

1267

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Dillard’s, Inc.	8,336	$234,075
#*DineEquity, Inc.	1,200	49,356
#*DIRECTV Class A	144,289	5,227,590
#*Discovery Communications, Inc. (25470F104)	8,101	313,509
*Discovery Communications, Inc. (25470F302)	13,952	465,578
DISH Network Corp.	18,900	418,635
*Dolan Media Co.	2,800	33,292
#*Dollar Tree, Inc.	8,300	503,976
*Domino’s Pizza, Inc.	7,790	120,044
*Dorman Products, Inc.	1,189	30,141
Dover Downs Gaming & Entertainment, Inc.	2,000	7,860
#DR Horton, Inc.	28,400	417,196
*DreamWorks Animation SKG, Inc.	7,680	304,819
*Dress Barn, Inc. (The)	6,400	177,152
*Drew Industries, Inc.	2,900	74,385
*Drugstore.Com, Inc.	5,100	18,666
#*DSW, Inc.	2,194	66,259
#*Eastman Kodak Co.	25,800	157,896
*Einstein Noah Restaurant Group, Inc.	1,810	23,494
*Empire Resorts, Inc.	2,700	5,130
*Entercom Communications Corp.	4,800	69,888
*Entravision Communications Corp.	3,000	9,630
Ethan Allen Interiors, Inc.	3,275	66,155
*EW Scripps Co.	200	2,188
*Exide Technologies	9,000	53,460
#Expedia, Inc.	1,914	45,190
#Family Dollar Stores, Inc.	13,612	538,491
*Famous Dave’s of America, Inc.	1,098	10,299
*Federal Mogul Corp.	9,543	181,508
Finish Line, Inc. Class A	6,378	102,750
*Fisher Communications, Inc.	1,200	18,048
Foot Locker, Inc.	11,941	183,294
*Ford Motor Co.	321,940	4,191,659
Fortune Brands, Inc.	11,280	591,298
*Fossil, Inc.	6,950	270,355
Fred’s, Inc.	5,517	76,631
#*Fuel Systems Solutions, Inc.	2,050	64,514
*Furniture Brands International, Inc.	4,400	36,432
Gaiam, Inc.	100	906
#*GameStop Corp. Class A	17,340	421,535
Gaming Partners International Corp.	800	6,296
Gannett Co., Inc.	22,900	389,758
Gap, Inc.	70,930	1,754,099
#Garmin, Ltd.	19,197	717,584
#*Gaylord Entertainment Co.	2,537	85,624
*Genesco, Inc.	2,400	79,896
Gentex Corp.	13,434	288,697
#Genuine Parts Co.	15,730	673,244
*G-III Apparel Group, Ltd.	1,400	40,040
*Global Traffic Network, Inc.	2,700	16,389
*Goodyear Tire & Rubber Co.	23,460	315,068
*Great Wolf Resorts, Inc.	4,588	14,727
*Group 1 Automotive, Inc.	2,780	86,319
Guess?, Inc.	9,000	412,830
#*Gymboree Corp.	2,600	127,738
H&R Block, Inc.	33,820	619,244
#*Hanesbrands, Inc.	8,675	246,977
#Harley-Davidson, Inc.	21,200	717,196
*Harman International Industries, Inc.	6,800	268,464
#Harte-Hanks, Inc.	8,292	119,405
Hasbro, Inc.	14,100	540,876

1268

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#Haverty Furniture Cos., Inc.	1,700	$27,710
*Hawk Corp.	1,220	28,231
*Helen of Troy, Ltd.	4,400	118,844
#*hhgregg, Inc.	3,700	105,931
*Hibbett Sporting Goods, Inc.	2,888	79,420
Hillenbrand, Inc.	6,205	152,519
Home Depot, Inc.	167,530	5,905,432
Hooker Furniture Corp.	1,300	20,488
*Hot Topic, Inc.	6,106	46,650
#*Hovnanian Enterprises, Inc.	6,300	44,793
*HSN, Inc.	5,404	162,823
*Iconix Brand Group, Inc.	7,198	124,237
Interactive Data Corp.	9,600	321,312
International Game Technology	26,800	564,944
International Speedway Corp.	2,675	81,748
#*Interpublic Group of Cos., Inc. (The)	47,416	422,477
*Interval Leisure Group, Inc.	4,310	63,745
*iRobot Corp.	2,385	48,129
*Isle of Capri Casinos, Inc.	4,000	43,560
#*ITT Educational Services, Inc.	3,400	343,842
*J. Alexander’s Corp.	800	3,648
*J. Crew Group, Inc.	5,783	268,736
J.C. Penney Co., Inc.	24,170	705,039
*Jack in the Box, Inc.	6,300	148,176
*JAKKS Pacific, Inc.	2,600	39,754
Jarden Corp.	7,825	251,339
*Jo-Ann Stores, Inc.	2,773	122,345
Johnson Controls, Inc.	58,851	1,976,805
*Johnson Outdoors, Inc.	1,287	16,358
Jones Apparel Group, Inc.	9,866	214,684
#*Jos. A. Bank Clothiers, Inc.	2,200	133,892
*Journal Communications, Inc.	500	2,835
*K12, Inc.	1,700	40,239
KB Home	9,900	183,447
*Kenneth Cole Productions, Inc. Class A	1,100	13,706
*Kirkland’s, Inc.	1,700	37,859
#*Knology, Inc.	3,600	47,268
*Kohl’s Corp.	30,860	1,696,991
*Kona Grill, Inc.	1,120	4,726
*Krispy Kreme Doughnuts, Inc.	6,700	24,790
#*K-Swiss, Inc. Class A	2,837	35,292
*Lakeland Industries, Inc.	1,000	8,800
#*Lamar Advertising Co.	7,515	279,708
#*Las Vegas Sands Corp.	65,800	1,635,788
*La-Z-Boy, Inc.	6,000	78,240
*Learning Tree International, Inc.	1,754	27,731
Leggett & Platt, Inc.	14,897	365,423
Lennar Corp. Class A	14,500	288,550
Lennar Corp. Class B Voting	100	1,650
#*Liberty Global, Inc. Class A	12,537	343,639
*Liberty Global, Inc. Class B	95	2,615
#*Liberty Global, Inc. Series C	12,512	338,825
*Liberty Media Corp. Capital Series A	10,116	447,835
*Liberty Media Corp. Interactive Class A	58,700	902,219
*Liberty Media Corp. Interactive Class B	400	6,262
*Liberty Media-Starz Corp. Series A	5,255	291,074
*Liberty Media-Starz Corp. Series B	227	13,073
#*Life Time Fitness, Inc.	3,100	113,956
*Lifetime Brands, Inc.	300	4,350
Limited Brands, Inc.	31,260	837,768
*LIN TV Corp.	2,800	20,244

1269

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Lincoln Educational Services Corp.	3,676	$91,753
*Live Nation Entertainment, Inc.	15,286	239,837
#*Liz Claiborne, Inc.	11,000	96,140
#*LKQ Corp.	13,389	281,972
#*LodgeNet Interactive Corp.	1,700	11,220
Lowe’s Cos., Inc.	141,840	3,846,701
*Luby’s, Inc.	1,849	7,544
*Lumber Liquidators Holdings, Inc.	1,700	51,782
*M/I Homes, Inc.	2,200	34,320
Mac-Gray Corp.	1,591	18,535
Macy’s, Inc.	40,200	932,640
*Madison Square Garden, Inc.	6,507	135,020
*Maidenform Brands, Inc.	2,442	55,726
Marcus Corp.	2,400	30,840
#*Marine Products Corp.	3,012	21,385
*MarineMax, Inc.	1,700	18,955
#Marriott International, Inc. Class A	35,072	1,289,247
#*Martha Stewart Living Omnimedia, Inc.	3,500	23,380
Mattel, Inc.	34,665	799,028
Matthews International Corp. Class A	3,400	119,000
*McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	21,921
McDonald’s Corp.	104,240	7,358,302
McGraw-Hill Cos., Inc.	25,200	849,744
MDC Holdings, Inc.	5,260	201,458
*Media General, Inc.	800	10,120
*Mediacom Communications Corp.	5,481	36,284
#Men’s Wearhouse, Inc. (The)	5,635	133,155
Meredith Corp.	3,900	140,127
#*Meritage Homes Corp.	3,900	92,742
*MGM Mirage	45,725	726,570
*Midas, Inc.	1,456	16,759
*Modine Manufacturing Co.	3,900	54,639
#*Mohawk Industries, Inc.	7,200	458,928
#*Monarch Casino & Resort, Inc.	2,372	27,563
Monro Muffler Brake, Inc.	1,688	60,532
*Morgans Hotel Group Co.	2,500	21,175
#*Morningstar, Inc.	4,800	225,648
*Morton’s Restaurant Group, Inc.	1,090	6,605
*Movado Group, Inc.	2,362	29,312
*Multimedia Games, Inc.	2,364	10,803
*Nathan’s Famous, Inc.	1,109	17,389
National CineMedia, Inc.	4,700	89,488
#National Presto Industries, Inc.	1,100	123,167
#*Netflix, Inc.	6,500	642,005
*New Frontier Media, Inc.	1,100	2,167
*New York & Co., Inc.	5,059	31,062
*New York Times Co. Class A (The)	12,700	125,984
Newell Rubbermaid, Inc.	28,884	493,050
News Corp. Class A	174,484	2,690,543
News Corp. Class B	80,892	1,439,069
*Nexstar Broadcasting Group, Inc.	600	4,008
NIKE, Inc. Class B	38,800	2,945,308
#Nordstrom, Inc.	21,900	905,127
Nutri/System, Inc.	3,600	69,588
#*NVR, Inc.	500	359,025
*O’Charley’s, Inc.	1,700	16,235
*Office Depot, Inc.	26,000	178,360
*OfficeMax, Inc.	7,500	142,500
Omnicom Group, Inc.	30,400	1,296,864
*Orbitz Worldwide, Inc.	4,600	30,314
#*O’Reilly Automotive, Inc.	14,158	692,185

1270

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Orleans Homebuilders, Inc.	1,545	$324
*Outdoor Channel Holdings, Inc.	3,807	26,306
*Overstock.com, Inc.	2,430	44,955
Oxford Industries, Inc.	1,200	25,908
#*P.F. Chang’s China Bistro, Inc.	2,500	109,100
#*Pacific Sunwear of California, Inc.	6,200	31,372
*Palm Harbor Homes, Inc.	1,500	4,350
*Panera Bread Co.	3,000	233,820
*Papa John’s International, Inc.	2,800	76,720
*Peet’s Coffee & Tea, Inc.	1,500	59,430
*Penn National Gaming, Inc.	8,100	250,776
#*Penske Automotive Group, Inc.	8,674	129,937
*Perry Ellis International, Inc.	969	23,382
#PetMed Express, Inc.	2,200	48,708
PetSmart, Inc.	13,200	436,524
Phillips-Van Heusen Corp.	5,991	377,493
*Pier 1 Imports, Inc.	5,800	48,024
*Pinnacle Entertainment, Inc.	5,100	69,003
*Playboy Enterprises, Inc. Class B	3,000	12,540
Polaris Industries, Inc.	3,497	206,917
Polo Ralph Lauren Corp.	5,700	512,430
Pool Corp.	3,300	80,949
#*Pre-Paid Legal Services, Inc.	1,200	53,364
#*Priceline.com, Inc.	4,300	1,126,815
#Primedia, Inc.	6,500	22,685
#*Princeton Review, Inc.	5,159	16,148
*Pulte Group, Inc.	36,437	476,960
*Quiksilver, Inc.	2,800	14,924
*Radio One, Inc.	2,800	14,112
RadioShack Corp.	11,260	242,653
*RC2 Corp.	1,400	25,718
*RCN Corp.	4,500	66,060
*Red Lion Hotels Corp.	2,034	15,540
#*Red Robin Gourmet Burgers, Inc.	1,300	31,733
Regal Entertainment Group	13,460	229,897
#Regis Corp.	3,900	74,568
*Rent-A-Center, Inc.	6,980	180,224
*Rentrak Corp.	1,137	24,878
*Retail Ventures, Inc.	4,157	44,979
RG Barry Corp.	1,300	13,377
#Ross Stores, Inc.	12,600	705,600
#*Royal Caribbean Cruises, Ltd.	22,200	795,648
*Rubio’s Restaurants, Inc.	1,297	10,441
*Ruby Tuesday, Inc.	5,500	61,545
*Ruth’s Hospitality Group, Inc.	2,684	14,574
Ryland Group, Inc.	3,100	70,618
*Saga Communications, Inc.	507	13,968
*Saks, Inc.	8,910	86,872
*Salem Communications Corp.	400	1,820
*Sally Beauty Holdings, Inc.	18,750	179,062
Scholastic Corp.	2,600	70,226
#*Scientific Games Corp.	6,970	102,529
Scripps Networks Interactive, Inc.	12,399	562,171
*Sealy Corp.	7,900	29,546
#*Sears Holdings Corp.	11,285	1,364,921
*Select Comfort Corp.	5,200	58,864
Service Corp. International	26,000	233,480
#Sherwin-Williams Co.	11,100	866,577
*Shiloh Industries, Inc.	3,192	25,951
*Shoe Carnival, Inc.	1,463	40,467
*Shuffle Master, Inc.	6,626	63,610

1271

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CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Shutterfly, Inc.	3,000	$70,590
#*Signet Jewelers, Ltd. ADR	7,900	252,958
*Sinclair Broadcast Group, Inc. Class A	3,800	26,182
*Skechers U.S.A., Inc. Class A	3,800	145,730
Skyline Corp.	800	18,648
*Smith & Wesson Holding Corp.	4,800	21,360
Snap-On, Inc.	6,470	311,725
*Sonic Automotive, Inc.	2,501	26,711
*Sonic Corp.	4,163	48,749
#Sotheby’s Class A	5,800	193,720
Spartan Motors, Inc.	3,375	20,824
*Spectrum Group International, Inc.	531	1,102
Speedway Motorsports, Inc.	5,200	84,500
Sport Supply Group, Inc.	2,340	31,379
Stage Stores, Inc.	3,250	49,562
Standard Motor Products, Inc.	1,900	20,254
*Stanley Black & Decker, Inc.	13,848	860,653
*Stanley Furniture, Inc.	1,979	19,533
#Staples, Inc.	71,350	1,678,866
*Starbucks Corp.	72,230	1,876,535
#Starwood Hotels & Resorts Worldwide, Inc.	18,100	986,631
*Stein Mart, Inc.	4,300	40,764
*Steinway Musical Instruments, Inc.	900	17,244
*Steven Madden, Ltd.	1,650	95,634
Stewart Enterprises, Inc.	8,882	60,220
*Stoneridge, Inc.	3,400	36,686
#Strayer Education, Inc.	1,200	291,744
Sturm Ruger & Co., Inc.	1,500	25,035
Superior Industries International, Inc.	2,200	37,092
#Systemax, Inc.	6,196	143,933
#*Talbots, Inc.	5,170	85,046
*Tandy Brands Accessories, Inc.	700	2,828
*Tandy Leather Factory, Inc.	663	3,010
Target Corp.	71,030	4,039,476
*Tempur-Pedic International, Inc.	7,700	259,490
*Tenneco, Inc.	5,600	144,312
*Texas Roadhouse, Inc.	8,700	128,586
Thor Industries, Inc.	6,661	237,864
Tiffany & Co.	12,600	610,848
*Timberland Co. Class A	5,400	116,100
Time Warner Cable, Inc.	37,404	2,103,975
Time Warner, Inc.	115,386	3,816,969
TJX Cos., Inc. (The)	40,421	1,873,109
*Toll Brothers, Inc.	15,860	357,960
*Town Sports International Holdings, Inc.	3,500	13,195
Tractor Supply Co.	3,501	235,162
#*True Religion Apparel, Inc.	2,500	78,125
*TRW Automotive Holdings Corp.	10,900	351,089
*Tuesday Morning Corp.	5,600	31,640
Tupperware Corp.	6,100	311,527
*Ulta Salon Cosmetics & Fragrance, Inc.	4,600	106,352
*Under Armour, Inc. Class A	3,200	108,000
*Unifi, Inc.	5,300	20,299
UniFirst Corp.	1,740	85,034
*Universal Electronics, Inc.	1,700	36,074
*Universal Technical Institute, Inc.	1,600	38,336
*Urban Outfitters, Inc.	17,000	637,670
V.F. Corp.	11,650	1,006,793
#*Vail Resorts, Inc.	3,700	168,868
*Valassis Communications, Inc.	4,390	143,509
Value Line, Inc.	400	8,684

1272

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CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Valuevision Media, Inc.	500	$1,540
*VCG Holding Corp.	1,800	3,546
#*Viacom, Inc. Class A	5,100	198,951
*Viacom, Inc. Class B	56,400	1,992,612
#*Volcom, Inc.	1,626	38,764
*WABCO Holdings, Inc.	6,243	207,205
Walt Disney Co. (The)	194,761	7,174,995
#*Warnaco Group, Inc.	4,285	204,994
*Warner Music Group Corp.	14,000	95,900
Weight Watchers International, Inc.	7,600	201,932
Wendy’s/Arby’s Group, Inc.	48,718	258,693
#*West Marine, Inc.	2,681	32,092
*Wet Seal, Inc. (The)	11,405	53,946
Whirlpool Corp.	7,700	838,299
Wiley (John) & Sons, Inc. Class A	5,300	224,031
*Williams Controls, Inc.	600	5,490
Williams-Sonoma, Inc.	10,760	309,888
*Winmark Corp.	300	8,391
*Winnebago Industries, Inc.	2,700	44,901
#*WMS Industries, Inc.	5,790	289,616
Wolverine World Wide, Inc.	5,450	166,824
World Wrestling Entertainment, Inc.	3,100	56,575
Wyndham Worldwide Corp.	18,900	506,709
Wynn Resorts, Ltd.	11,660	1,028,878
Yum! Brands, Inc.	44,717	1,896,895
#*Zumiez, Inc.	3,896	72,310

Total Consumer Discretionary		160,383,616

Consumer Staples — (9.0%)
Alberto-Culver Co.	10,350	298,080
Alico, Inc.	1,200	32,016
*Alliance One International, Inc.	11,189	56,952
Altria Group, Inc.	207,400	4,394,806
*American Italian Pasta Co.	1,122	44,016
Andersons, Inc. (The)	500	18,070
Archer-Daniels-Midland Co.	64,590	1,804,645
#Avon Products, Inc.	42,400	1,370,792
B&G Foods, Inc.	4,970	51,340
*BJ’s Wholesale Club, Inc.	5,300	202,884
*Boston Beer Co., Inc. Class A	1,000	57,010
Brown-Forman Corp. Class A	7,770	467,599
#Brown-Forman Corp. Class B	9,019	524,725
Bunge, Ltd.	7,970	422,011
#Calavo Growers, Inc.	1,800	31,212
Cal-Maine Foods, Inc.	2,100	70,098
Campbell Soup Co.	33,702	1,208,554
Casey’s General Stores, Inc.	5,660	218,646
*Central European Distribution Corp.	4,775	165,454
*Central Garden & Pet Co.	2,800	31,444
*Central Garden & Pet Co. Class A	7,529	77,775
*Chiquita Brands International, Inc.	4,900	73,696
Church & Dwight Co., Inc.	6,550	453,588
Clorox Co.	14,071	910,394
Coca-Cola Co. (The)	233,762	12,494,579
Coca-Cola Enterprises, Inc.	48,544	1,346,125
Colgate-Palmolive Co.	47,820	4,021,662
ConAgra, Inc.	43,779	1,071,272
*Constellation Brands, Inc. Class A	21,012	383,889
Corn Products International, Inc.	8,033	289,188
Costco Wholesale Corp.	40,450	2,389,786
CVS Caremark Corp.	138,647	5,120,234

1273

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CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Darling International, Inc.	8,700	$82,563
*Dean Foods Co.	16,650	261,405
Del Monte Foods Co.	22,025	329,054
Diamond Foods, Inc.	2,435	103,999
Dr Pepper Snapple Group, Inc.	25,420	831,997
*Elizabeth Arden, Inc.	3,500	63,735
*Energizer Holdings, Inc.	6,400	391,040
Estee Lauder Cos., Inc.	11,600	764,672
Farmer Brothers Co.	2,099	39,272
#Flowers Foods, Inc.	9,918	261,438
*Fresh Del Monte Produce, Inc.	5,939	123,947
General Mills, Inc.	33,000	2,348,940
#*Great Atlantic & Pacific Tea Co.	4,751	38,246
#*Green Mountain Coffee, Inc.	4,186	304,155
H.J. Heinz Co.	31,300	1,467,031
#*Hain Celestial Group, Inc.	4,000	79,120
#*Hansen Natural Corp.	8,524	375,738
Herbalife, Ltd.	6,200	299,150
Hershey Co. (The)	16,880	793,529
Hormel Foods Corp.	13,400	546,184
*HQ Sustainable Maritime Industries, Inc.	1,600	9,104
Imperial Sugar Co.	1,726	27,668
Ingles Markets, Inc.	1,610	25,808
Inter Parfums, Inc.	3,152	54,467
J & J Snack Foods Corp.	2,198	102,405
J.M. Smucker Co.	12,176	743,588
*John B. Sanfilippo & Son, Inc.	1,596	23,988
Kellogg Co.	37,500	2,060,250
Kimberly-Clark Corp.	40,410	2,475,517
Kraft Foods, Inc.	144,772	4,285,251
Kroger Co. (The)	63,700	1,416,051
Lancaster Colony Corp.	2,988	164,250
Lance, Inc.	3,800	88,084
*Lifeway Foods, Inc.	1,234	13,599
Lorillard, Inc.	16,008	1,254,547
Mannatech, Inc.	2,370	9,148
McCormick & Co., Inc. Non-Voting	11,914	471,437
McCormick & Co., Inc. Voting	607	24,128
*Medifast, Inc.	2,100	67,032
Molson Coors Brewing Co.	17,150	760,774
Nash-Finch Co.	1,300	45,526
#National Beverage Corp.	4,676	54,242
*Natural Alternatives International, Inc.	1,000	7,570
*NBTY, Inc.	8,000	325,440
Nu Skin Enterprises, Inc. Class A	6,010	180,661
*Nutraceutical International Corp.	1,559	24,118
Oil-Dri Corp. of America	641	13,140
*Omega Protein Corp.	2,100	11,235
*Overhill Farms, Inc.	2,000	12,120
*Pantry, Inc.	3,100	49,042
PepsiCo, Inc.	156,804	10,226,757
Philip Morris International, Inc.	184,843	9,072,094
*Prestige Brands Holdings, Inc.	4,300	41,882
PriceSmart, Inc.	3,522	87,627
Procter & Gamble Co.	301,333	18,730,859
*Ralcorp Holdings, Inc.	5,695	379,002
*Reddy Ice Holdings, Inc.	2,200	9,328
Reliv’ International, Inc.	1,707	4,950
*Revlon, Inc.	4,600	80,592
Reynolds American, Inc.	29,197	1,559,704
Rocky Mountain Chocolate Factory, Inc.	950	9,044

1274

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CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
#Ruddick Corp.	5,200	$183,768
Safeway, Inc.	42,600	1,005,360
Sanderson Farms, Inc.	2,350	133,174
Sara Lee Corp.	66,553	946,384
#*Smart Balance, Inc.	7,834	52,096
*Smithfield Foods, Inc.	15,600	292,344
Spartan Stores, Inc.	2,074	31,297
SUPERVALU, Inc.	16,097	239,845
*Susser Holdings Corp.	2,446	26,343
#Sysco Corp.	56,500	1,782,010
Tasty Baking Co.	400	3,004
Tootsie Roll Industries, Inc.	4,744	126,190
#*TreeHouse Foods, Inc.	3,830	161,971
Tyson Foods, Inc. Class A	29,240	572,812
*United Natural Foods, Inc.	4,776	146,575
United-Guardian, Inc.	600	7,488
#Universal Corp.	2,600	134,628
*USANA Health Sciences, Inc.	1,310	47,488
#Vector Group, Ltd.	7,794	127,744
Walgreen Co.	97,825	3,438,549
Wal-Mart Stores, Inc.	325,040	17,438,396
WD-40 Co.	1,600	56,368
Weis Markets, Inc.	3,501	130,517
#*Whole Foods Market, Inc.	13,383	522,205
*Winn-Dixie Stores, Inc.	7,429	93,680

Total Consumer Staples		132,310,022

Energy — (9.4%)
Adams Resources & Energy, Inc.	600	11,346
*Allis-Chalmers Energy, Inc.	1,800	7,254
Alon USA Energy, Inc.	5,700	41,667
*Alpha Natural Resources, Inc.	11,028	519,198
*American Oil & Gas, Inc.	3,800	27,360
Anadarko Petroleum Corp.	50,050	3,111,108
Apache Corp.	33,725	3,431,856
*Approach Resources, Inc.	1,476	13,210
#Arch Coal, Inc.	15,000	405,000
*Arena Resources, Inc.	4,136	152,742
*Atlas Energy, Inc.	7,038	253,931
*ATP Oil & Gas Corp.	4,679	85,439
*Atwood Oceanics, Inc.	6,700	243,947
*Baker Hughes, Inc.	39,329	1,957,013
*Basic Energy Services, Inc.	4,350	44,414
Berry Petroleum Corp. Class A	4,900	158,613
*Bill Barrett Corp.	4,720	160,858
*BioFuel Energy Corp.	2,400	6,288
*Bolt Technology Corp.	1,050	11,624
#*BPZ Resources, Inc.	10,000	66,200
*Brigham Exploration Co.	9,300	181,443
*Bristow Group, Inc.	3,356	129,911
*Bronco Drilling Co., Inc.	3,500	16,730
Cabot Oil & Gas Corp.	10,500	379,365
*Cal Dive International, Inc.	9,937	65,187
*Cameron International Corp.	24,259	957,260
CARBO Ceramics, Inc.	3,050	223,412
#*Carrizo Oil & Gas, Inc.	3,100	68,014
*Cheniere Energy, Inc.	1,451	6,022
Chesapeake Energy Corp.	63,138	1,502,684
Chevron Corp.	197,914	16,118,116
Cimarex Energy Co.	7,133	485,615
*Clayton Williams Energy, Inc.	1,100	51,106

1275

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CONTINUED

	Shares	Value†
Energy — (Continued)
#*Clean Energy Fuels Corp.	6,800	$119,816
*CNX Gas Corp.	15,301	585,569
*Complete Production Services, Inc.	3,200	48,288
*Comstock Resources, Inc.	5,500	176,330
*Concho Resources, Inc.	10,600	602,292
ConocoPhillips	145,271	8,598,590
Consol Energy, Inc.	18,500	826,580
*Contango Oil & Gas Co.	1,700	93,330
*Continental Resources, Inc.	16,492	810,747
*CREDO Petroleum Corp.	1,676	16,257
*Crosstex Energy, Inc.	5,400	48,762
*CVR Energy, Inc.	7,400	62,826
*Dawson Geophysical Co.	600	17,574
Delek US Holdings, Inc.	6,500	45,565
#*Denbury Resources, Inc.	38,370	734,786
Devon Energy Corp.	44,306	2,983,123
#Diamond Offshore Drilling, Inc.	13,700	1,083,670
*Double Eagle Petroleum Co.	267	1,268
*Dresser-Rand Group, Inc.	8,200	289,296
*Dril-Quip, Inc.	4,000	231,720
El Paso Corp.	67,083	811,704
*ENGlobal Corp.	3,900	13,845
EOG Resources, Inc.	24,700	2,769,364
*Evolution Petroleum Corp.	4,053	24,237
EXCO Resources, Inc.	21,650	401,608
#*Exterran Holdings, Inc.	5,400	157,410
Exxon Mobil Corp.	496,631	33,696,413
#*FMC Technologies, Inc.	12,382	838,138
*Forest Oil Corp.	10,189	298,538
Frontier Oil Corp.	9,600	145,920
*FX Energy, Inc.	5,500	23,705
General Maritime Corp.	3,300	26,763
*Geokinetics, Inc.	900	7,866
#*GeoResources, Inc.	2,107	36,156
*Global Industries, Ltd.	11,300	75,710
*GMX Resources, Inc.	1,700	13,617
#*Goodrich Petroleum Corp.	2,870	48,589
*Green Plains Renewable Energy, Inc.	200	2,746
Gulf Island Fabrication, Inc.	1,100	26,367
*Gulfmark Offshore, Inc.	2,800	96,516
*Gulfport Energy Corp.	4,900	61,250
Halliburton Co.	87,623	2,685,645
*Harvest Natural Resources, Inc.	4,500	39,735
*Helix Energy Solutions Group, Inc.	10,266	149,678
Helmerich & Payne, Inc.	11,191	454,578
*Hercules Offshore, Inc.	9,300	36,828
Hess Corp.	32,400	2,059,020
*HKN, Inc.	866	2,667
Holly Corp.	5,500	148,500
#*Hornbeck Offshore Services, Inc.	2,700	66,069
*International Coal Group, Inc.	11,582	61,037
#*ION Geophysical Corp.	9,600	57,696
*James River Coal Co.	2,490	46,862
#*Key Energy Services, Inc.	13,200	143,352
*Kodiak Oil & Gas Corp.	8,200	32,636
Lufkin Industries, Inc.	1,700	144,721
Marathon Oil Corp.	69,184	2,224,266
*Mariner Energy, Inc.	9,953	237,678
Massey Energy Co.	8,900	326,007
*Matrix Service Co.	2,900	30,827
*McMoran Exploration Co.	7,831	93,502

1276

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CONTINUED

	Shares	Value†
Energy — (Continued)
*Mitcham Industries, Inc.	1,600	$11,696
Murphy Oil Corp.	19,224	1,156,324
#*Nabors Industries, Ltd.	25,457	549,107
National-Oilwell, Inc.	42,315	1,863,129
*Natural Gas Services Group, Inc.	1,600	28,688
*Newfield Exploration Co.	13,600	791,384
*Newpark Resources, Inc.	9,500	63,460
Noble Energy, Inc.	16,842	1,286,729
*Northern Oil & Gas, Inc.	3,400	55,284
Occidental Petroleum Corp.	83,288	7,384,314
*Oceaneering International, Inc.	5,600	366,800
*Oil States International, Inc.	6,000	289,860
#Overseas Shipholding Group, Inc.	2,700	135,162
Panhandle Oil & Gas, Inc.	600	14,976
*Parker Drilling Co.	11,381	62,937
#*Patriot Coal Corp.	7,492	147,517
Patterson-UTI Energy, Inc.	14,800	226,292
Peabody Energy Corp.	26,223	1,225,139
Penn Virginia Corp.	3,900	99,489
*Petrohawk Energy Corp.	30,604	660,740
*Petroleum Development Corp.	1,200	28,092
*PetroQuest Energy, Inc.	5,400	31,914
*PHI, Inc. Non-Voting	1,795	37,318
*Pioneer Drilling Co.	4,800	35,232
Pioneer Natural Resources Co.	11,907	763,596
*Plains Exploration & Production Co.	12,593	369,101
*Pride International, Inc.	17,306	524,891
*Quicksilver Resources, Inc.	16,800	233,016
Range Resources Corp.	16,400	783,264
*Rex Energy Corp.	4,000	53,200
*Rosetta Resources, Inc.	5,600	139,440
#*Rowan Cos., Inc.	10,981	327,234
RPC, Inc.	10,300	140,595
#*SandRidge Energy, Inc.	19,700	147,947
Schlumberger, Ltd.	115,448	8,245,296
*SEACOR Holdings, Inc.	2,000	168,340
*Seahawk Drilling, Inc.	1,319	21,975
Smith International, Inc.	19,981	954,293
Southern Union Co.	13,148	343,558
*Southwestern Energy Co.	33,040	1,311,027
Spectra Energy Corp.	34,832	812,979
St. Mary Land & Exploration Co.	7,000	281,680
Sunoco, Inc.	12,087	396,212
*Superior Energy Services, Inc.	8,200	221,892
*Superior Well Services, Inc.	2,100	30,450
*Swift Energy Corp.	3,230	116,861
*T-3 Energy Services, Inc.	2,800	83,300
#Tesoro Petroleum Corp.	13,900	182,785
*Tetra Technologies, Inc.	8,150	100,164
*TGC Industries, Inc.	1,589	6,545
Tidewater, Inc.	5,500	294,855
*Toreador Resources Corp.	1,500	13,605
*Union Drilling, Inc.	1,000	6,630
*Unit Corp.	5,000	238,850
*Uranium Energy Corp.	3,900	11,154
*USEC, Inc.	15,699	94,194
VAALCO Energy, Inc.	7,100	39,831
Valero Energy Corp.	51,202	1,064,490
*Venoco, Inc.	5,701	84,945
W&T Offshore, Inc.	6,748	63,904
*Western Refining, Inc.	2,700	14,472

1277

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CONTINUED

	Shares	Value†
Energy — (Continued)
*Westmoreland Coal Co.	937	$13,174
*Whiting Petroleum Corp.	5,250	474,232
#*Willbros Group, Inc.	4,500	56,475
Williams Cos., Inc. (The)	54,900	1,296,189
World Fuel Services Corp.	6,150	174,844
XTO Energy, Inc.	57,679	2,740,906

Total Energy		136,882,062

Financials — (12.1%)
1st Source Corp.	2,550	48,782
Abington Bancorp, Inc.	3,523	33,504
Advance America Cash Advance Centers, Inc.	5,900	33,748
#*Affiliated Managers Group, Inc.	4,050	340,929
*Affirmative Insurance Holdings, Inc.	1,600	7,392
Aflac, Inc.	41,613	2,120,598
*Allegheny Corp.	876	260,312
Allied World Assurance Co. Holdings, Ltd.	5,300	230,921
Allstate Corp. (The)	50,767	1,658,558
American Equity Investment Life Holding Co.	3,790	39,871
American Express Co.	112,805	5,202,567
American Financial Group, Inc.	12,498	367,816
American National Insurance Co.	2,477	272,866
American Physicians Capital, Inc.	1,200	40,128
American River Bankshares	882	7,594
*American Safety Insurance Holdings, Ltd.	1,000	16,180
#*AmeriCredit Corp.	15,090	361,255
Ameriprise Financial, Inc.	26,340	1,221,122
Ameris Bancorp	1,942	21,614
*AMERISAFE, Inc.	2,988	51,095
*AmeriServe Financial, Inc.	100	224
AmTrust Financial Services, Inc.	7,200	98,136
AON Corp.	26,235	1,113,938
*Arch Capital Group, Ltd.	5,170	390,749
Argo Group International Holdings, Ltd.	4,180	137,898
Arrow Financial Corp.	1,334	37,085
Aspen Insurance Holdings, Ltd.	7,690	207,476
*Asset Acceptance Capital Corp.	3,597	26,474
Associated Banc-Corp.	13,242	192,406
Assurant, Inc.	12,600	459,018
Assured Guaranty, Ltd.	16,300	351,265
Asta Funding, Inc.	400	3,092
Astoria Financial Corp.	7,820	126,215
*Atlantic Coast Federal Corp.	699	1,922
*Avatar Holdings, Inc.	1,000	23,840
Axis Capital Holdings, Ltd.	14,740	459,446
*B of I Holding, Inc.	900	15,867
BancFirst Corp.	1,800	79,452
*Bancorp, Inc.	1,500	13,305
BancorpSouth, Inc.	9,703	214,824
#BancTrust Financial Group, Inc.	2,903	17,970
Bank Mutual Corp.	6,120	43,574
Bank of America Corp.	886,979	15,814,836
Bank of Hawaii Corp.	4,800	253,824
Bank of New York Mellon Corp. (The)	119,414	3,717,358
Bank of the Ozarks, Inc.	1,900	73,093
BankFinancial Corp.	2,730	26,372
Banner Corp.	400	2,268
BB&T Corp.	67,175	2,232,897
*Beneficial Mutual Bancorp., Inc.	8,400	83,244
Berkshire Hills Bancorp, Inc.	1,568	32,928
BGC Partners, Inc. Class A	4,100	26,732

1278

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#BlackRock, Inc.	5,312	$977,408
#BOK Financial Corp.	7,469	406,538
Boston Private Financial Holdings, Inc.	7,520	59,634
*Broadpoint Gleacher Securities, Inc.	11,995	51,339
Brookline Bancorp, Inc.	6,300	69,237
Brooklyn Federal Bancorp, Inc.	100	750
Brown & Brown, Inc.	14,995	301,999
*Cadence Financial Corp.	103	308
Camden National Corp.	900	32,157
Capital City Bank Group, Inc.	1,069	18,804
Capital One Financial Corp.	46,401	2,014,267
Capital Southwest Corp.	344	32,353
#CapitalSource, Inc.	800	4,776
Capitol Federal Financial	7,889	297,336
Cardinal Financial Corp.	2,805	30,715
*Cardtronics, Inc.	3,500	48,790
Cash America International, Inc.	2,635	97,653
#*CB Richard Ellis Group, Inc.	28,965	501,674
Center Bancorp, Inc.	1,915	15,933
*Center Financial Corp.	2,200	14,828
CenterState Banks of Florida, Inc.	1,000	12,030
*Central Jersey Bancorp	1,260	4,662
Charles Schwab Corp. (The)	113,500	2,189,415
Chemical Financial Corp.	3,399	80,556
Chubb Corp.	32,907	1,739,793
Cincinnati Financial Corp.	14,709	417,736
*Citigroup, Inc.	1,111,722	4,858,225
Citizens Community Bancorp, Inc.	600	2,550
#*Citizens, Inc.	6,415	44,969
City Holding Co.	1,500	52,560
City National Corp.	3,500	217,980
Clifton Savings Bancorp, Inc.	3,883	38,131
CME Group, Inc.	6,300	2,068,983
#*CNA Financial Corp.	26,036	732,132
*CNA Surety Corp.	5,300	88,881
CoBiz Financial, Inc.	3,100	22,134
Cohen & Steers, Inc.	4,200	113,694
Columbia Banking System, Inc.	2,213	49,748
Comerica, Inc.	16,300	684,600
Commerce Bancshares, Inc.	7,932	328,543
Community Bank System, Inc.	3,381	83,409
#Community Trust Bancorp, Inc.	1,590	47,732
#*CompuCredit Holdings Corp.	5,700	34,143
*Conseco, Inc.	15,100	89,090
Consolidated-Tokoma Land Co.	681	23,277
*Credit Acceptance Corp.	3,200	144,320
Cullen Frost Bankers, Inc.	6,720	398,899
#CVB Financial Corp.	9,813	108,041
Danvers Bancorp, Inc.	2,435	39,812
Delphi Financial Group, Inc. Class A	4,900	134,750
Diamond Hill Investment Group, Inc.	293	22,866
Dime Community Bancshares, Inc.	2,700	34,425
Discover Financial Services	52,600	813,196
*Dollar Financial Corp.	2,000	46,820
Donegal Group, Inc. Class A	2,168	31,284
*Doral Financial Corp.	3,300	17,787
Duff & Phelps Corp.	2,200	34,540
East West Bancorp, Inc.	6,546	128,236
Eastern Insurance Holdings, Inc.	1,500	15,375
Eaton Vance Corp.	11,370	400,679
#*eHealth, Inc.	2,800	38,388

1279

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
EMC Insurance Group, Inc.	1,000	$24,260
Employers Holdings, Inc.	3,900	64,272
*Encore Bancshares, Inc.	300	3,087
#*Encore Capital Group, Inc.	2,822	64,934
Endurance Specialty Holdings, Ltd.	6,500	239,525
*Enstar Group, Ltd.	1,100	72,732
Enterprise Financial Services Corp.	1,766	18,561
Erie Indemnity Co.	5,200	240,812
ESSA Bancorp, Inc.	2,588	32,686
#Evercore Partners, Inc. Class A	1,600	57,344
Everest Re Group, Ltd.	5,800	444,570
*EzCorp, Inc.	1,200	24,852
F.N.B. Corp.	8,209	76,508
FBL Financial Group, Inc. Class A	2,100	54,264
Federal Agricultural Mortgage Corp.	1,781	40,108
#Federated Investors, Inc.	9,762	235,459
Fidelity National Financial, Inc.	22,699	344,571
*Fidelity Southern Corp.	1,035	9,234
Fifth Third Bancorp.	77,100	1,149,561
Financial Institutions, Inc.	600	9,648
*First Acceptance Corp.	5,350	10,646
First American Corp.	9,349	323,195
First Bancorp.	1,500	24,465
First Busey Corp.	2,279	11,509
*First Cash Financial Services, Inc.	3,522	77,695
First Citizens BancShares, Inc.	100	20,600
First Community Bancshares, Inc.	1,100	18,315
First Defiance Financial Corp.	1,738	23,463
First Financial Bancorp.	4,812	91,957
First Financial Bankshares, Inc.	2,390	127,817
First Financial Corp.	1,700	49,555
First Financial Holdings, Inc.	1,825	25,769
First Financial Northwest, Inc.	3,660	23,607
*First Horizon National Corp.	22,732	321,658
*First Marblehead Corp. (The)	700	2,457
First Merchants Corp.	1,745	15,251
First Mercury Financial Corp.	2,596	34,034
First Midwest Bancorp, Inc.	5,100	77,520
First Niagara Financial Group, Inc.	16,679	231,838
First Place Financial Corp.	1,829	9,291
First Security Group, Inc.	1,128	3,226
First South Bancorp, Inc.	1,785	24,883
FirstMerit Corp.	8,666	203,651
Flagstone Reinsurance Holdings, Ltd.	6,700	74,705
Flushing Financial Corp.	1,928	26,240
#FNB United Corp.	237	419
#*Forest City Enterprises, Inc. Class A	12,804	197,822
*Forest City Enterprises, Inc. Class B	3,286	51,163
*FPIC Insurance Group, Inc.	1,300	35,386
Franklin Resources, Inc.	22,380	2,588,023
Fulton Financial Corp.	11,759	123,470
*GAINSCO, Inc.	93	814
Gallagher (Arthur J.) & Co.	11,325	297,508
GAMCO Investors, Inc.	767	35,290
*Genworth Financial, Inc.	47,300	781,396
German American Bancorp, Inc.	1,900	30,229
GFI Group, Inc.	12,500	86,250
Glacier Bancorp, Inc.	5,234	96,777
Goldman Sachs Group, Inc. (The)	51,300	7,448,760
Great Southern Bancorp, Inc.	1,583	38,609
#*Greene Bancshares, Inc.	700	8,848

1280

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Greenhill & Co., Inc.	2,800	$246,092
*Greenlight Capital Re, Ltd.	3,500	89,670
*Guaranty Bancorp.	207	325
*Hallmark Financial Services, Inc.	2,534	29,673
Hampden Bancorp, Inc.	504	4,939
#Hampton Roads Bankshares, Inc.	1,203	3,477
Hancock Holding Co.	3,700	151,256
Hanover Insurance Group, Inc.	5,130	231,106
Harleysville Group, Inc.	3,095	99,102
*Harris & Harris Group, Inc.	3,600	17,460
Hartford Financial Services Group, Inc.	39,600	1,131,372
HCC Insurance Holdings, Inc.	12,425	337,836
Heartland Financial USA, Inc.	2,089	39,921
*Heritage Commerce Corp.	841	4,642
*Heritage Financial Corp.	905	13,856
Heritage Financial Group	1,785	22,366
*HFF, Inc.	1,500	13,230
*Hilltop Holdings, Inc.	7,200	84,456
Home Bancshares, Inc.	2,684	75,474
Home Federal Bancorp, Inc.	2,521	40,160
HopFed Bancorp, Inc.	200	2,687
Horace Mann Educators Corp.	2,800	48,188
Hudson City Bancorp, Inc.	54,732	727,936
Huntington Bancshares, Inc.	67,300	455,621
IBERIABANK Corp.	1,925	118,657
Independence Holding Co.	2,500	20,025
Independent Bank Corp.	1,972	51,154
Infinity Property & Casualty Corp.	800	36,904
#*Interactive Brokers Group, Inc.	4,380	75,073
*IntercontinentalExchange, Inc.	7,263	847,084
*International Assets Holding Corp.	1,415	22,881
International Bancshares Corp.	6,326	152,899
*Intervest Bancshares Corp.	254	1,588
Invesco, Ltd.	43,768	1,006,226
*Investment Technology Group, Inc.	3,824	66,423
*Investors Bancorp, Inc.	10,052	139,823
#Janus Capital Group, Inc.	17,800	250,624
Jefferies Group, Inc.	16,953	461,461
JMP Group, Inc.	2,391	18,506
Jones Lang LaSalle, Inc.	3,300	260,304
JPMorgan Chase & Co.	389,906	16,602,197
#*KBW, Inc.	3,585	107,371
Kearny Financial Corp.	10,262	104,980
KeyCorp.	70,500	635,910
K-Fed Bancorp.	1,291	12,923
*Knight Capital Group, Inc.	9,475	147,336
#Lakeland Bancorp, Inc.	2,574	27,027
Lakeland Financial Corp.	1,700	35,462
Legacy Bancorp, Inc.	1,200	11,244
Legg Mason, Inc.	15,640	495,632
*Leucadia National Corp.	23,300	589,723
Life Partners Holdings, Inc.	1,625	37,538
Lincoln National Corp.	29,250	894,758
Loews Corp.	43,900	1,634,836
*Louisiana Bancorp, Inc.	200	2,960
#M&T Bank Corp.	10,386	907,217
#*Macatawa Bank Corp.	1,493	2,911
MainSource Financial Group, Inc.	1,600	12,944
#*Markel Corp.	1,093	418,444
*Market Leader, Inc.	900	2,025
MarketAxess Holdings, Inc.	3,416	53,700

1281

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Marlin Business Services Corp.	2,500	$28,775
Marsh & McLennan Cos., Inc.	51,387	1,244,593
Marshall & Ilsley Corp.	24,300	221,130
Max Capital Group, Ltd.	3,500	78,050
MB Financial, Inc.	3,900	95,550
*MBIA, Inc.	25,900	248,122
*MCG Capital Corp.	4,800	31,824
Meadowbrook Insurance Group, Inc.	7,513	59,353
Medallion Financial Corp.	3,100	24,800
Mercer Insurance Group, Inc.	1,116	20,479
Merchants Bancshares, Inc.	894	20,821
Mercury General Corp.	6,041	271,785
*Meridian Interstate Bancorp, Inc.	2,501	28,812
MetLife, Inc.	78,236	3,565,997
*Metro Bancorp, Inc.	200	2,714
*MF Global Holdings, Ltd.	12,100	111,562
*MGIC Investment Corp.	11,500	119,945
MidSouth Bancorp, Inc.	900	14,445
Montpelier Re Holdings, Ltd.	8,700	144,420
Moody’s Corp.	23,670	585,122
Morgan Stanley	133,543	4,035,669
*MSCI, Inc.	9,977	345,703
*Nara Bancorp, Inc.	106	954
*NASDAQ OMX Group, Inc. (The)	15,230	319,830
*National Financial Partners Corp.	3,900	60,021
National Interstate Corp.	1,900	39,691
National Penn Bancshares, Inc.	8,044	58,882
*Navigators Group, Inc.	1,900	76,247
NBT Bancorp, Inc.	3,984	97,488
Nelnet, Inc. Class A	2,640	52,694
New England Bancshares, Inc.	1,000	8,400
New Westfield Financial, Inc.	4,099	37,301
New York Community Bancorp, Inc.	29,275	482,159
NewAlliance Bancshares, Inc.	11,700	152,451
*NewStar Financial, Inc.	3,503	26,833
Northeast Community Bancorp, Inc.	1,876	11,462
Northern Trust Corp.	24,100	1,325,018
#Northfield Bancorp, Inc.	5,398	79,674
Northrim Bancorp, Inc.	600	10,356
Northwest Bancshares, Inc.	10,509	131,257
NYMAGIC, Inc.	100	2,220
NYSE Euronext, Inc.	23,193	756,788
OceanFirst Financial Corp.	300	3,858
#*Ocwen Financial Corp.	8,900	102,795
Old National Bancorp.	6,203	83,182
Old Republic International Corp.	27,487	412,580
#Old Second Bancorp, Inc.	1,400	8,008
OneBeacon Insurance Group, Ltd.	3,200	51,904
*optionsXpress Holdings, Inc.	5,834	103,554
Oriental Financial Group, Inc.	2,300	38,456
Oritani Financial Corp.	5,347	88,707
Pacific Continental Corp.	1,300	15,067
*Pacific Mercantile Bancorp.	1,425	7,111
#PacWest Bancorp.	2,792	67,036
Park National Corp.	1,200	82,200
PartnerRe, Ltd.	6,200	480,996
Patriot National Bancorp.	200	450
#Peapack-Gladstone Financial Corp.	1,228	17,069
*Penson Worldwide, Inc.	2,800	26,320
Peoples Bancorp, Inc.	1,197	20,756
People’s United Financial, Inc.	40,200	624,306

1282

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#*PHH Corp.	7,358	$166,953
*PICO Holdings, Inc.	1,800	63,990
*Pinnacle Financial Partners, Inc.	2,100	32,088
#*Piper Jaffray Cos., Inc.	1,704	67,069
Platinum Underwriters Holdings, Ltd.	5,687	211,613
*PMA Capital Corp.	4,497	30,894
PNC Financial Services Group, Inc.	44,218	2,971,892
*Popular, Inc.	24,900	98,106
#*Portfolio Recovery Associates, Inc.	2,000	132,940
#*Preferred Bank	1,269	2,462
Presidential Life Corp.	3,200	37,696
#Principal Financial Group, Inc.	31,700	926,274
PrivateBancorp, Inc.	2,700	38,664
*ProAssurance Corp.	3,400	207,230
Progressive Corp.	66,336	1,332,690
Prosperity Bancshares, Inc.	4,800	188,256
Protective Life Corp.	6,100	146,827
Provident Financial Services, Inc.	5,262	69,353
Provident New York Bancorp.	3,935	40,412
Prudential Financial, Inc.	47,290	3,005,752
QC Holdings, Inc.	2,472	12,830
Radian Group, Inc.	8,700	123,453
#Raymond James Financial, Inc.	10,975	336,274
Regions Financial Corp.	91,312	807,198
Reinsurance Group of America, Inc.	7,190	371,220
RenaissanceRe Holdings, Ltd.	6,600	369,270
Renasant Corp.	2,122	35,077
Republic Bancorp, Inc. Class A	105	2,536
*Republic First Bancorp, Inc.	1,100	4,103
Resource America, Inc.	2,228	13,167
*RiskMetrics Group, Inc.	6,100	136,884
*Riverview Bancorp, Inc.	1,705	6,053
RLI Corp.	2,130	123,540
Rockville Financial, Inc.	2,463	29,704
*Rodman & Renshaw Capital Group, Inc.	2,800	12,096
Roma Financial Corp.	4,086	47,806
Rome Bancorp, Inc.	497	4,274
#S&T Bancorp, Inc.	2,951	70,972
S.Y. Bancorp, Inc.	2,030	48,192
Safety Insurance Group, Inc.	2,200	82,038
Sanders Morris Harris Group, Inc.	3,300	19,701
#Sandy Spring Bancorp, Inc.	1,969	34,359
SCBT Financial Corp.	933	37,124
Seabright Insurance Holdings	2,360	25,677
SEI Investments Co.	18,378	412,770
Selective Insurance Group, Inc.	5,100	85,221
*SI Financial Group, Inc.	1,500	9,570
*Signature Bank	3,760	151,829
Simmons First National Corp.	1,872	52,566
*SLM Corp.	41,268	505,120
Smithtown Bancorp, Inc.	1,563	7,268
Somerset Hills Bancorp.	945	8,335
*Southern Community Financial Corp.	900	2,484
Southside Bancshares, Inc.	1,883	40,628
Southwest Bancorp, Inc.	1,600	23,456
#*St. Joe Co. (The)	9,102	300,730
StanCorp Financial Group, Inc.	4,400	197,824
State Auto Financial Corp.	4,848	86,731
State Bancorp, Inc.	2,047	20,265
State Street Corp.	49,540	2,154,990
StellarOne Corp.	2,851	42,508

1283

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Sterling Bancorp	899	$9,628
Sterling Bancshares, Inc.	8,000	47,040
Stewart Information Services Corp.	500	5,690
*Stifel Financial Corp.	3,421	196,126
Student Loan Corp.	2,000	56,480
Suffolk Bancorp	900	27,945
*Sun Bancorp, Inc.	2,137	11,540
SunTrust Banks, Inc.	50,957	1,508,327
Susquehanna Bancshares, Inc.	4,730	51,557
#*SVB Financial Group	3,891	191,554
SWS Group, Inc.	1,770	19,594
T Rowe Price Group, Inc.	26,125	1,502,449
*Taylor Capital Group, Inc.	730	10,001
TCF Financial Corp.	12,086	225,162
#*TD Ameritrade Holding Corp.	57,659	1,154,333
*Tejon Ranch Co.	1,300	37,388
*Tennessee Commerce Bancorp, Inc.	700	7,161
#*Teton Advisors, Inc.	5	55
*Texas Capital Bancshares, Inc.	4,203	83,640
TFS Financial Corp.	28,420	401,859
*Thomas Weisel Partners Group, Inc.	3,004	23,581
#*TIB Financial Corp.	454	436
Tompkins Financial Corp.	1,426	57,924
Torchmark Corp.	8,400	449,736
Tower Group, Inc.	4,921	113,478
#TowneBank	1,400	22,442
#*TradeStation Group, Inc.	5,240	43,806
Transatlantic Holdings, Inc.	6,479	322,201
Travelers Cos., Inc. (The)	52,340	2,655,732
*Tree.com, Inc.	721	6,561
TriCo Bancshares	1,628	30,997
Trustco Bank Corp.	7,300	48,545
Trustmark Corp.	7,848	192,119
U.S. Bancorp	177,115	4,741,369
UMB Financial Corp.	4,200	176,904
Umpqua Holdings Corp.	6,773	101,189
Union First Market Bankshares Corp.	2,179	36,564
*United America Indemnity, Ltd.	2,053	19,504
#United Bankshares, Inc.	3,563	103,470
*United Community Banks, Inc.	4,124	24,084
*United Community Financial Corp.	1,363	2,726
United Financial Bancorp, Inc.	2,642	36,935
United Fire & Casualty Co.	2,765	63,236
#*United Security Bancshares	1,934	9,091
Unitrin, Inc.	5,200	152,100
Universal Insurance Holdings, Inc.	3,536	17,857
Univest Corp. of Pennsylvania	1,893	37,046
Unum Group	35,400	866,238
Validus Holdings, Ltd.	13,955	356,829
#Valley National Bancorp	13,911	225,915
ViewPoint Financial Group	2,523	42,967
#*Virginia Commerce Bancorp, Inc.	2,610	18,609
*Virtus Investment Partners, Inc.	205	4,967
Waddell & Reed Financial, Inc.	9,300	345,216
Washington Banking Co.	1,539	22,146
Washington Federal, Inc.	9,178	188,791
Washington Trust Bancorp, Inc.	1,700	30,787
*Waterstone Financial, Inc.	2,561	9,885
Webster Financial Corp.	5,000	103,600
Wells Fargo & Co.	508,428	16,834,051
WesBanco, Inc.	2,465	47,525

1284

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Wesco Financial Corp.	817	$309,684
West Bancorporation	2,033	16,528
Westamerica Bancorporation	3,200	188,064
#*Western Alliance Bancorp.	966	8,404
Westwood Holdings Group, Inc.	900	34,650
White Mountains Insurance Group, Ltd.	700	240,520
Whitney Holding Corp.	4,600	63,020
#Wilmington Trust Corp.	5,500	95,315
Wilshire Bancorp, Inc.	2,428	26,368
#Wintrust Financial Corp.	2,250	83,925
*World Acceptance Corp.	1,700	59,976
WR Berkley Corp.	17,930	484,110
Yadkin Valley Financial Corp.	671	3,073
Zenith National Insurance Corp.	3,400	128,588
#Zions Bancorporation	11,900	341,887
*ZipRealty, Inc.	3,331	14,656

Total Financials		177,168,396

Health Care — (10.5%)
*A.D.A.M., Inc.	575	2,156
*Abaxis, Inc.	2,463	63,816
Abbott Laboratories	152,800	7,817,248
#*ABIOMED, Inc.	4,543	43,795
*Abraxis Bioscience, Inc.	700	34,979
*Accelrys, Inc.	3,112	21,753
*Accuray, Inc.	5,600	36,064
*Acorda Therapeutics, Inc.	3,200	124,000
*Adolor Corp.	778	1,517
Aetna, Inc.	39,280	1,160,724
*Affymax, Inc.	2,611	62,246
#*Affymetrix, Inc.	8,729	60,579
*Air Methods Corp.	1,457	48,198
*Albany Molecular Research, Inc.	3,400	27,200
*Alexion Pharmaceuticals, Inc.	8,800	482,944
*Alexza Pharmaceuticals, Inc.	1,456	4,863
#*Align Technology, Inc.	8,300	140,934
#*Alkermes, Inc.	8,370	109,647
Allergan, Inc.	30,470	1,940,634
*Alliance HealthCare Services, Inc.	5,000	26,800
#*Allos Therapeutics, Inc.	10,300	81,370
#*Allscripts-Misys Healthcare Solutions, Inc.	15,200	306,584
*Almost Family, Inc.	812	34,396
*Alnylam Pharmaceuticals, Inc.	3,400	57,664
*Alphatec Holdings, Inc.	4,400	29,392
#*AMAG Pharmaceuticals, Inc.	2,000	68,300
#*Amedisys, Inc.	2,934	168,940
America Services Group, Inc.	1,200	20,352
*American Caresource Holding, Inc.	400	816
*American Dental Partners, Inc.	1,985	25,567
#*American Medical Systems Holdings, Inc.	7,100	127,232
#*AMERIGROUP Corp.	6,000	217,440
AmerisourceBergen Corp.	29,920	923,032
*Amgen, Inc.	95,571	5,481,953
*Amicus Therapeutics, Inc.	1,205	3,916
*AMN Healthcare Services, Inc.	6,328	57,838
#*Amsurg Corp.	3,550	73,556
#*Amylin Pharmaceuticals, Inc.	11,780	243,139
*Anadys Pharmaceuticals, Inc.	4,700	11,938
Analogic Corp.	1,441	68,909
*AngioDynamics, Inc.	3,150	50,400
*Anika Therapeutics, Inc.	1,888	13,310

1285

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Ardea Biosciences, Inc.	2,042	$51,867
*Arena Pharmaceuticals, Inc.	9,661	31,398
*Ariad Pharmaceuticals, Inc.	12,600	44,352
#*Arqule, Inc.	4,156	26,474
*Array BioPharma, Inc.	1,000	3,700
*Assisted Living Concepts, Inc.	915	32,116
*athenahealth, Inc.	2,700	78,354
*AtriCure, Inc.	1,383	7,703
#*ATS Medical, Inc.	6,106	24,363
*Auxilium Pharmaceuticals, Inc.	4,600	163,760
Bard (C.R.), Inc.	9,700	839,341
Baxter International, Inc.	59,065	2,789,049
Beckman Coulter, Inc.	6,800	424,320
Becton Dickinson & Co.	23,000	1,756,510
*BioClinica, Inc.	2,162	10,745
#*BioCryst Pharmaceuticals, Inc.	3,400	25,840
*Biodel, Inc.	3,100	13,950
*Biogen Idec, Inc.	26,475	1,409,794
#*BioMarin Pharmaceutical, Inc.	10,300	240,711
*BioMimetic Therapeutics, Inc.	2,915	38,857
*Bio-Rad Laboratories, Inc.	2,213	247,170
*Bio-Reference Labs, Inc.	2,800	65,520
*BioScrip, Inc.	2,900	25,926
*BioSphere Medical, Inc.	2,293	6,214
#*BMP Sunstone Corp.	3,063	16,448
*Boston Scientific Corp.	76,211	524,332
*Bovie Medical Corp.	2,540	13,233
Bristol-Myers Squibb Co.	164,450	4,158,940
*Brookdale Senior Living, Inc.	10,600	227,900
*Bruker BioSciences Corp.	16,390	250,603
*BSD Medical Corp.	410	758
#*Cadence Pharmaceuticals, Inc.	4,900	48,020
*Caliper Life Sciences, Inc.	1,000	4,010
*Cambrex Corp.	3,827	16,801
Cantel Medical Corp.	2,444	48,782
*Capital Senior Living Corp.	3,849	20,246
*Caraco Pharmaceutical Laboratories, Ltd.	3,497	22,556
*Cardiac Science Corp.	3,085	4,813
Cardinal Health, Inc.	32,784	1,137,277
*Cardiovascular Systems, Inc.	200	1,002
*CareFusion Corp.	19,917	549,311
*CAS Medical Systems, Inc.	1,900	2,992
*Catalyst Health Solutions, Inc.	4,200	177,702
*Celera Corp.	2,160	16,135
*Celgene Corp.	44,582	2,761,855
*Celsion Corp.	700	3,570
*Centene Corp.	4,800	109,920
*Cephalon, Inc.	7,295	468,339
#*Cepheid, Inc.	4,900	97,951
*Cerner Corp.	8,500	721,735
*Charles River Laboratories International, Inc.	6,400	214,272
Chemed Corp.	2,300	126,523
Cigna Corp.	27,500	881,650
#*Clinical Data, Inc.	2,347	43,842
*CombiMatrix Corp.	1,107	4,373
*Community Health Systems, Inc.	8,800	359,568
Computer Programs & Systems, Inc.	1,556	70,113
#*Conceptus, Inc.	3,600	68,184
*Conmed Corp.	2,735	60,826
*Continucare Corp.	6,300	21,105
Cooper Cos., Inc.	4,865	189,200

1286

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Corvel Corp.	1,400	$46,620
#*Covance, Inc.	6,600	377,124
*Coventry Health Care, Inc.	13,400	318,116
*Cross Country Healthcare, Inc.	1,700	17,034
*CryoLife, Inc.	3,061	18,703
*Cubist Pharmaceuticals, Inc.	7,273	163,061
*Cutera, Inc.	1,850	21,386
#*Cyberonics, Inc.	2,300	44,919
*Cynosure, Inc.	1,600	20,160
*Cypress Bioscience, Inc.	3,390	17,086
*Cytokinetics, Inc.	3,764	12,120
*Cytori Therapeutics, Inc.	3,900	21,996
*DaVita, Inc.	9,970	622,427
*Dendreon Corp.	11,251	610,029
DENTSPLY International, Inc.	15,100	553,264
*DepoMed, Inc.	3,900	15,717
#*DexCom, Inc.	5,400	59,130
*Dialysis Corp. of America	2,100	23,541
*Dionex Corp.	1,950	159,062
*Durect Corp.	7,649	21,800
*Dyax Corp.	11,509	40,282
*Dynacq Healthcare, Inc.	300	810
*Eclipsys Corp.	5,300	109,604
*Edwards Lifesciences Corp.	5,803	598,173
Eli Lilly & Co.	105,675	3,695,455
*Emergency Medical Services Corp. Class A	2,000	105,760
*Emergent BioSolutions, Inc.	3,179	51,754
Emergent Group, Inc.	1,300	10,218
#*Emeritus Corp.	3,747	83,933
*Endo Pharmaceuticals Holdings, Inc.	13,481	295,234
•#*Endo Pharmaceuticals Solutions	8,600	8,514
*Endologix, Inc.	4,500	20,925
Ensign Group, Inc.	2,800	48,608
#*Enzon Pharmaceuticals, Inc.	4,617	48,848
*eResearch Technology, Inc.	4,700	34,639
*ev3, Inc.	10,059	192,429
#*Exactech, Inc.	1,400	28,644
*Exelixis, Inc.	10,300	59,534
*Express Scripts, Inc.	26,754	2,678,878
*Forest Laboratories, Inc.	29,798	812,293
#*Genomic Health, Inc.	2,998	48,028
*Genoptix, Inc.	1,900	73,511
*Gen-Probe, Inc.	4,794	227,188
*Gentiva Health Services, Inc.	3,177	91,116
*Genzyme Corp.	26,368	1,403,832
#*Geron Corp.	9,900	57,717
*Gilead Sciences, Inc.	89,400	3,546,498
#*Greatbatch, Inc.	2,910	65,009
#*GTx, Inc.	2,703	8,866
*Haemonetics Corp.	2,902	167,910
*Halozyme Therapeutics, Inc.	7,600	64,752
*Hanger Orthopedic Group, Inc.	2,600	48,464
*Hansen Medical, Inc.	700	1,778
*Harvard Bioscience, Inc.	4,139	17,301
*Health Grades, Inc.	4,492	31,489
*Health Management Associates, Inc.	23,724	221,108
*Health Net, Inc.	6,900	151,938
*HealthSouth Corp.	9,122	186,636
*HealthSpring, Inc.	4,900	86,240
*HealthStream, Inc.	2,809	12,640
*Healthways, Inc.	3,100	50,499

1287

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*HeartWare International, Inc.	400	$22,496
*Hemispherx Biopharma, Inc.	2,300	1,760
#*Henry Schein, Inc.	9,500	574,465
Hill-Rom Holdings, Inc.	7,105	225,300
*Hi-Tech Pharmacal Co., Inc.	1,129	27,469
#*HMS Holdings Corp.	2,900	155,150
*Hologic, Inc.	28,078	501,754
*Hospira, Inc.	16,114	866,772
#*Human Genome Sciences, Inc.	17,500	484,575
*Humana, Inc.	15,900	726,948
*ICU Medical, Inc.	1,750	62,318
*Idenix Pharmaceuticals, Inc.	1,100	5,082
*Idera Pharmaceuticals, Inc.	3,193	19,988
#*IDEXX Laboratories, Inc.	5,800	383,612
#*Illumina, Inc.	11,746	491,805
*Immucor, Inc.	6,656	142,505
#*ImmunoGen, Inc.	6,184	61,283
#*Immunomedics, Inc.	6,470	22,645
#*Incyte Corp.	11,564	155,189
*Infinity Pharmaceuticals, Inc.	3,056	21,086
*Inspire Pharmaceuticals, Inc.	7,300	50,005
#*Insulet Corp.	5,800	80,040
*Integra LifeSciences Holdings Corp.	2,600	118,118
*IntegraMed America, Inc.	1,494	12,759
*InterMune, Inc.	4,162	177,135
*Intuitive Surgical, Inc.	3,738	1,347,773
Invacare Corp.	3,000	79,290
*InVentiv Health, Inc.	2,663	61,329
*Inverness Medical Innovations, Inc.	8,565	340,716
*IPC The Hospitalist Co.	1,900	58,976
*IRIS International, Inc.	2,045	23,374
*Isis Pharmaceuticals, Inc.	10,843	116,562
*ISTA Pharmaceuticals, Inc.	2,153	8,418
*Jazz Pharmaceuticals, Inc.	3,100	31,434
Johnson & Johnson	275,284	17,700,761
#*Kendle International, Inc.	1,300	21,515
*Kensey Nash Corp.	1,443	32,684
*Kindred Healthcare, Inc.	4,200	74,928
*Kinetic Concepts, Inc.	6,100	264,130
*King Pharmaceuticals, Inc.	25,640	251,272
*K-V Pharmaceutical Co.	300	465
#*Laboratory Corp. of America Holdings	10,900	856,413
Landauer, Inc.	1,220	83,143
*Lannet Co., Inc.	3,087	14,478
*LCA-Vision, Inc.	3,050	25,712
*LeMaitre Vascular, Inc.	1,000	4,940
#*LHC Group, Inc.	2,363	80,578
*Life Technologies Corp.	18,073	988,774
#*LifePoint Hospitals, Inc.	6,445	246,070
#*Lincare Holdings, Inc.	5,672	264,826
#*Luminex Corp.	4,334	70,471
#*Magellan Health Services, Inc.	3,665	154,700
#*MAKO Surgical Corp.	3,200	44,896
#*Mannkind Corp.	13,673	95,027
*Martek Biosciences Corp.	3,448	75,959
#Masimo Corp.	5,690	133,203
*Matrixx Initiatives, Inc.	1,300	6,656
*Maxygen, Inc.	3,953	25,339
McKesson Corp.	27,610	1,789,404
#*MedAssets, Inc.	6,600	150,678
*MedCath Corp.	1,848	18,369

1288

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Medco Health Solutions, Inc.	44,545	$2,624,591
*Medical Action Industries, Inc.	2,396	28,441
*Medicines Co. (The)	1,500	11,010
#*MediciNova, Inc.	740	4,803
Medicis Pharmaceutical Corp. Class A	4,326	109,794
*Medivation, Inc.	3,240	36,158
*Mednax, Inc.	4,400	241,736
*MEDTOX Scientific, Inc.	977	12,515
Medtronic, Inc.	110,304	4,819,182
*Merck & Co., Inc.	335,453	11,754,273
*Merge Healthcare, Inc.	5,633	13,970
Meridian Bioscience, Inc.	4,275	85,457
*Merit Medical Systems, Inc.	3,211	51,922
*Metabolix, Inc.	2,509	31,287
*Metropolitan Health Networks, Inc.	1,125	3,476
#*Mettler Toledo International, Inc.	3,245	407,183
*Micromet, Inc.	6,715	51,168
*Micrus Endovascular Corp.	1,300	26,104
*Millipore Corp.	5,817	617,475
#*Molecular Insight Pharmaceuticals, Inc.	601	1,328
*Molina Healthcare, Inc.	3,094	90,252
*Momenta Pharmaceuticals, Inc.	3,101	43,042
*MWI Veterinary Supply, Inc.	1,200	50,340
#*Mylan, Inc.	29,350	646,580
*Myriad Genetics, Inc.	8,600	206,486
*Myriad Pharmaceuticals, Inc.	3,247	15,943
*Nabi Biopharmaceuticals	6,490	36,474
*Nanosphere, Inc.	2,000	12,600
National Healthcare Corp.	1,784	63,082
National Research Corp.	200	5,178
*Natus Medical, Inc.	1,980	33,739
*Nektar Therapeutics	8,118	113,327
#*Neogen Corp.	2,925	76,898
*Neurocrine Biosciences, Inc.	2,000	6,420
*NovaMed, Inc.	3,861	12,664
*NPS Pharmaceuticals, Inc.	5,995	41,785
#*NuVasive, Inc.	3,900	162,240
*NxStage Medical, Inc.	5,192	66,042
*Obagi Medical Products, Inc.	2,655	35,789
*Odyssey Healthcare, Inc.	4,400	91,652
Omnicare, Inc.	10,440	290,128
*Omnicell, Inc.	2,600	34,710
*Oncothyreon, Inc.	2,700	10,908
*Onyx Pharmaceuticals, Inc.	5,800	167,446
#*Optimer Pharmaceuticals, Inc.	3,500	43,085
*OraSure Technologies, Inc.	6,438	40,817
#*Orexigen Therapeutics, Inc.	4,000	27,120
*Orthovita, Inc.	8,700	34,800
#*OSI Pharmaceuticals, Inc.	6,400	375,488
*Osiris Therapeutics, Inc.	3,300	24,651
*Osteotech, Inc.	1,415	6,014
Owens & Minor, Inc.	6,000	188,700
*Pain Therapeutics, Inc.	5,300	31,800
*Palomar Medical Technologies, Inc.	1,396	17,534
*Par Pharmaceutical Cos., Inc.	4,600	124,844
*Parexel International Corp.	5,425	127,922
#Patterson Cos., Inc.	12,000	383,880
*PDI, Inc.	1,874	16,997
#PDL BioPharma, Inc.	11,616	67,605
*Penwest Pharmaceuticals Co.	3,600	12,636
PerkinElmer, Inc.	12,800	320,640

1289

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
Perrigo Co.	9,276	$566,114
*Pfizer, Inc.	789,803	13,205,506
Pharmaceutical Products Development Service, Inc.	10,000	275,000
*Pharmasset, Inc.	3,200	103,680
#*PharMerica Corp.	2,600	50,180
*Phase Forward, Inc.	3,093	51,993
#*Poniard Pharmaceuticals, Inc.	2,809	3,596
*Pozen, Inc.	2,100	22,743
*Progenics Pharmaceuticals, Inc.	2,600	16,744
*Prospect Medical Holdings, Inc.	1,283	8,647
*Providence Service Corp.	2,200	36,542
#*PSS World Medical, Inc.	6,516	152,670
*Psychiatric Solutions, Inc.	5,300	170,501
#Quality Systems, Inc.	2,800	179,228
Quest Diagnostics, Inc.	18,434	1,053,687
#*Quidel Corp.	2,300	33,902
*Quigley Corp.	1,100	2,090
*Regeneration Technologies, Inc.	5,098	19,525
*Regeneron Pharmaceuticals, Inc.	7,500	191,475
*RehabCare Group, Inc.	2,500	71,300
*Repligen Corp.	3,600	12,636
*Res-Care, Inc.	3,700	43,068
#*ResMed, Inc.	7,200	492,696
#*Rigel Pharmaceuticals, Inc.	4,341	33,730
*Rochester Medical Corp.	1,592	19,088
*Rockwell Medical Technologies, Inc.	1,400	8,134
*Salix Pharmaceuticals, Ltd.	6,200	249,240
#*Sangamo BioSciences, Inc.	3,800	23,408
*Santarus, Inc.	4,400	14,432
*Savient Pharmaceuticals, Inc.	4,100	59,450
*Seattle Genetics, Inc.	9,820	123,732
*SenoRx, Inc.	1,200	11,808
#*Sequenom, Inc.	6,679	41,410
*Sirona Dental Systems, Inc.	5,800	241,802
*Skilled Healthcare Group, Inc.	2,400	16,056
*Somanetics Corp.	1,600	32,368
*SonoSite, Inc.	2,100	70,392
*Spectranetics Corp.	4,200	28,644
#*Spectrum Pharmaceuticals, Inc.	2,250	11,610
*St. Jude Medical, Inc.	33,055	1,349,305
#*Stereotaxis, Inc.	4,700	22,325
#Steris Corp.	5,700	189,696
*Strategic Diagnostics, Inc.	2,791	5,191
Stryker Corp.	38,250	2,197,080
*Sucampo Pharmaceuticals, Inc.	900	3,699
*Sun Healthcare Group, Inc.	4,100	36,654
*Sunrise Senior Living, Inc.	3,900	21,684
*SuperGen, Inc.	6,537	19,284
#*SurModics, Inc.	1,100	20,460
*Symmetry Medical, Inc.	3,300	38,148
*Synovis Life Technologies, Inc.	1,397	20,676
*Synta Pharmaceuticals Corp.	2,600	10,556
#*Targacept, Inc.	2,777	66,093
Techne Corp.	4,133	273,811
Teleflex, Inc.	4,020	246,506
*Tenet Healthcare Corp.	47,800	298,750
#*Theravance, Inc.	6,800	114,036
*Thermo Fisher Scientific, Inc.	40,396	2,233,091
#*Thoratec Corp.	6,400	285,376
*TomoTherapy, Inc.	6,900	26,841
*TranS1, Inc.	2,100	6,783

1290

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Transcend Services, Inc.	800	$11,896
*Transcept Pharmaceuticals, Inc.	133	1,367
#*Triple-S Management Corp.	2,900	52,780
*Trubion Pharmaceuticals, Inc.	800	3,072
*U.S. Physical Therapy, Inc.	902	15,821
#*United Therapeutics Corp.	5,000	284,450
*UnitedHealth Group, Inc.	116,255	3,523,689
*Universal American Corp.	8,200	125,870
Universal Health Services, Inc.	10,200	378,624
Utah Medical Products, Inc.	276	7,703
*Valeant Pharmaceuticals International	7,965	358,425
*Vanda Pharmaceuticals, Inc.	2,400	20,088
#*Varian Medical Systems, Inc.	11,800	665,284
#*Varian, Inc.	2,800	145,012
*Vascular Solutions, Inc.	2,700	26,730
#*VCA Antech, Inc.	8,100	230,526
#*Vertex Pharmaceuticals, Inc.	18,400	713,368
*Vical, Inc.	6,258	22,654
*Viropharma, Inc.	7,500	95,400
*Virtual Radiologic Corp.	1,486	18,575
*Vital Images, Inc.	2,220	35,032
#*Vivus, Inc.	5,800	59,102
#*Volcano Corp.	6,070	145,801
#*Waters Corp.	9,400	676,706
*Watson Pharmaceuticals, Inc.	10,800	462,456
*WellCare Health Plans, Inc.	3,400	97,342
*WellPoint, Inc.	46,121	2,481,310
West Pharmaceutical Services, Inc.	3,695	154,636
#*Wright Medical Group, Inc.	3,195	60,002
*XenoPort, Inc.	1,700	17,680
Young Innovations, Inc.	1,000	25,170
*Zimmer Holdings, Inc.	21,780	1,326,620
*Zoll Medical Corp.	1,200	36,660
*Zymogenetics, Inc.	5,400	32,076

Total Health Care		154,279,864

Industrials — (10.4%)
*3D Systems Corp.	3,119	48,532
3M Co.	66,423	5,889,727
A.O. Smith Corp.	2,300	118,749
*A.T. Cross Co.	845	3,980
AAON, Inc.	2,050	49,487
*AAR Corp.	4,715	114,952
ABM Industries, Inc.	5,978	128,467
*Acacia Technologies Group	3,410	50,741
*ACCO Brands Corp.	5,418	49,466
Aceto Corp.	1,500	10,005
Actuant Corp.	4,600	105,478
Acuity Brands, Inc.	4,282	193,589
Administaff, Inc.	3,000	66,420
*Advisory Board Co. (The)	1,800	59,274
#*Aecom Technology Corp.	10,600	318,742
*Aerovironment, Inc.	1,600	41,888
#*AGCO Corp.	8,600	301,172
Aircastle, Ltd.	11,300	135,713
#*AirTran Holdings, Inc.	5,406	28,544
Alamo Group, Inc.	789	18,589
*Alaska Air Group, Inc.	2,816	116,611
Albany International Corp.	2,000	50,940
Alexander & Baldwin, Inc.	3,730	132,713
#*Allegiant Travel Co.	2,100	108,003

1291

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Alliant Techsystems, Inc.	3,650	$295,321
*Allied Defense Group, Inc.	700	3,738
*Amerco, Inc.	2,500	156,125
#*American Commercial Lines, Inc.	1,000	20,400
American Railcar Industries, Inc.	2,374	38,815
*American Reprographics Co.	5,000	49,950
American Science & Engineering, Inc.	1,100	82,665
#*American Superconductor Corp.	4,600	134,228
American Woodmark Corp.	1,214	28,056
Ameron International Corp.	1,000	69,390
Ametek, Inc.	10,500	454,125
Ampco-Pittsburgh Corp.	1,064	27,355
#*AMR Corp.	30,700	226,566
*APAC Customer Services, Inc.	6,100	35,075
Apogee Enterprises, Inc.	3,000	41,220
Applied Industrial Technologies, Inc.	4,975	153,130
Applied Signal Technologies, Inc.	1,500	28,035
*Argan, Inc.	1,600	18,176
*Argon ST, Inc.	2,139	55,614
Arkansas Best Corp.	3,000	91,380
*Armstrong World Industries, Inc.	6,000	261,300
#*Astec Industries, Inc.	2,360	78,163
*ATC Technology Corp.	2,100	42,924
*Atlas Air Worldwide Holdings, Inc.	1,827	100,978
Avery Dennison Corp.	7,401	288,861
*Avis Budget Group, Inc.	1,900	28,728
AZZ, Inc.	1,630	66,211
Badger Meter, Inc.	1,600	66,176
*Baker (Michael) Corp.	800	28,272
Baldor Electric Co.	4,900	188,209
Barnes Group, Inc.	5,809	120,827
Barrett Business Services, Inc.	1,861	28,659
*BE Aerospace, Inc.	9,300	276,303
*Beacon Roofing Supply, Inc.	5,790	128,538
Belden, Inc.	4,700	129,062
#*Blount International, Inc.	5,248	58,883
*BlueLinx Holdings, Inc.	3,154	15,802
Boeing Co. (The)	72,650	5,262,040
Bowne & Co., Inc.	2,923	32,679
Brady Co. Class A	4,590	157,712
Briggs & Stratton Corp.	4,900	116,326
Brink’s Co. (The)	4,700	125,161
*BTU International, Inc.	600	3,588
Bucyrus International, Inc.	7,200	453,672
#*Builders FirstSource, Inc.	357	1,360
*C&D Technologies, Inc.	800	1,160
C.H. Robinson Worldwide, Inc.	16,400	988,920
#Carlisle Cos., Inc.	6,900	260,337
Cascade Corp.	1,095	38,172
*Casella Waste Systems, Inc.	925	4,773
Caterpillar, Inc.	61,609	4,194,957
#*CBIZ, Inc.	7,900	55,379
CDI Corp.	2,400	41,832
*Celadon Group, Inc.	2,769	41,341
#*Cenveo, Inc.	5,700	48,849
*Ceradyne, Inc.	2,710	60,162
*Chart Industries, Inc.	3,900	89,661
Chase Corp.	1,500	19,695
*Cintas Corp.	13,630	371,418
CIRCOR International, Inc.	1,580	54,447
CLAROC, Inc.	4,900	185,318

1292

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Clean Harbors, Inc.	2,700	$171,261
*Coleman Cable, Inc.	300	1,719
*Columbus McKinnon Corp.	2,000	36,060
Comfort Systems USA, Inc.	5,229	73,624
*Command Security Corp.	1,831	4,669
*Consolidated Graphics, Inc.	700	29,337
#*Continental Airlines, Inc.	11,398	254,745
Con-way, Inc.	4,723	183,441
Cooper Industries P.L.C.	15,981	784,667
*Copart, Inc.	8,899	317,605
*Cornell Cos., Inc.	1,700	46,750
Corporate Executive Board Co.	3,488	95,780
*Corrections Corp. of America	11,900	246,568
#*CoStar Group, Inc.	2,156	94,756
Courier Corp.	1,460	25,097
#*Covanta Holding Corp.	16,535	289,032
*Covenant Transportation Group, Inc.	100	740
*CPI Aerostructures, Inc.	541	4,842
*CRA International, Inc.	1,100	25,553
Crane Co.	5,100	183,294
CSX Corp.	40,100	2,247,605
Cubic Corp.	3,035	113,236
Cummins, Inc.	19,600	1,415,708
Curtiss-Wright Corp.	4,800	171,216
Danaher Corp.	31,660	2,668,305
Deere & Co.	42,191	2,523,866
*Delta Air Lines, Inc.	73,962	893,461
Deluxe Corp.	5,100	106,947
Diamond Management & Technology Consultants, Inc.	2,700	21,924
*Dollar Thrifty Automotive Group, Inc.	2,400	105,576
Donaldson Co., Inc.	7,600	351,880
Dover Corp.	19,380	1,012,024
Ducommun, Inc.	1,500	34,335
Dun & Bradstreet Corp. (The)	5,291	407,248
*DXP Enterprises, Inc.	1,614	26,776
*Dycom Industries, Inc.	3,734	39,655
*Dynamex, Inc.	890	15,744
Dynamic Materials Corp.	900	16,164
*DynCorp International, Inc. Class A	6,480	111,456
Eastern Co.	600	9,750
Eaton Corp.	16,720	1,290,115
*EMCOR Group, Inc.	6,800	194,208
Emerson Electric Co.	75,240	3,929,785
Encore Wire Corp.	2,625	58,301
#*Ener1, Inc.	12,646	52,607
#*Energy Conversion Devices, Inc.	3,300	23,496
*Energy Recovery, Inc.	2,000	12,060
EnergySolutions, Inc.	10,900	79,025
#*EnerNOC, Inc.	2,300	66,884
*EnerSys, Inc.	5,000	129,400
Ennis, Inc.	3,000	55,470
*EnPro Industries, Inc.	1,500	47,370
Equifax, Inc.	13,079	439,454
ESCO Technologies, Inc.	2,486	76,693
*Esterline Technologies Corp.	4,660	259,935
#*Evergreen Solar, Inc.	1,722	1,929
Expeditors International of Washington, Inc.	20,936	852,933
*Exponent, Inc.	1,900	56,639
#Fastenal Co.	14,900	814,881
Federal Signal Corp.	5,347	43,097
FedEx Corp.	31,043	2,794,180

1293

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*First Solar, Inc.	7,350	$1,055,092
*Flanders Corp.	3,983	15,335
Flowserve Corp.	5,800	664,564
Fluor Corp.	17,330	915,717
#Forward Air Corp.	3,046	85,349
Franklin Electric Co., Inc.	2,922	102,241
Freightcar America, Inc.	1,200	34,344
#*FTI Consulting, Inc.	5,469	224,940
*Fuel Tech, Inc.	1,700	12,767
#*FuelCell Energy, Inc.	5,374	14,778
*Furmanite Corp.	2,500	12,750
G & K Services, Inc. Class A	1,900	52,231
Gardner Denver Machinery, Inc.	6,000	301,740
GATX Corp.	4,600	150,144
#*Genco Shipping & Trading, Ltd.	2,800	64,848
*Gencor Industries, Inc.	400	3,128
*GenCorp, Inc.	8,470	52,683
#*General Cable Corp.	4,500	128,565
General Dynamics Corp.	38,859	2,967,273
General Electric Co.	1,035,723	19,533,736
*Genesee & Wyoming, Inc.	3,920	153,272
*GEO Group, Inc. (The)	5,545	117,443
*GeoEye, Inc.	1,926	54,891
*Gibraltar Industries, Inc.	3,140	47,163
Goodrich Corp.	12,100	897,578
Gorman-Rupp Co. (The)	1,563	43,592
*GP Strategies Corp.	1,842	14,865
Graco, Inc.	5,725	198,543
*Graftech International, Ltd.	12,200	205,692
Graham Corp.	1,800	32,130
Granite Construction, Inc.	4,300	144,523
Great Lakes Dredge & Dock Corp.	6,976	37,810
*Greenbrier Cos., Inc.	1,200	19,536
*Griffon Corp.	5,806	81,865
*H&E Equipment Services, Inc.	3,900	46,059
Hardinge, Inc.	700	7,000
Harsco Corp.	7,288	225,636
*Hawaiian Holdings, Inc.	5,492	38,993
Healthcare Services Group, Inc.	5,270	113,252
Heartland Express, Inc.	9,019	149,174
HEICO Corp.	1,500	64,605
HEICO Corp. Class A	2,406	80,706
Heidrick & Struggles International, Inc.	1,861	49,149
Herman Miller, Inc.	5,553	117,835
*Hertz Global Holdings, Inc.	41,900	605,874
#*Hexcel Corp.	8,270	133,974
*Hill International, Inc.	4,200	26,964
HNI Corp.	3,473	107,802
*Hoku Corp.	1,382	4,077
Honeywell International, Inc.	73,930	3,509,457
Horizon Lines, Inc.	2,800	15,316
Houston Wire & Cable Co.	2,097	27,576
*Hub Group, Inc. Class A	3,214	102,880
Hubbell, Inc. Class B	5,742	266,831
*Hudson Highland Group, Inc.	500	2,805
*Hurco Cos., Inc.	883	17,183
*Huron Consulting Group, Inc.	1,650	38,643
*ICF International, Inc.	1,750	40,530
IDEX Corp.	8,975	301,560
*IHS, Inc.	6,154	311,823
*II-VI, Inc.	3,748	134,403

1294

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Illinois Tool Works, Inc.	50,398	$2,575,338
*Innerworkings, Inc.	5,800	34,684
*Innovative Solutions & Support, Inc.	3,312	19,276
*Insituform Technologies, Inc.	4,000	95,880
Insteel Industries, Inc.	2,000	24,520
#*Integrated Electrical Services, Inc.	1,807	11,258
Interface, Inc. Class A	5,100	66,708
*Interline Brands, Inc.	3,492	72,669
International Shipholding Corp.	933	28,307
*Intersections, Inc.	2,400	12,792
#Iron Mountain, Inc.	20,632	518,895
ITT Industries, Inc.	18,000	1,000,260
J.B. Hunt Transport Services, Inc.	12,900	475,494
*Jacobs Engineering Group, Inc.	12,300	593,106
#*JetBlue Airways Corp.	26,500	148,135
John Bean Technologies Corp.	3,100	56,947
Joy Global, Inc.	10,425	592,244
*Kadant, Inc.	900	18,009
Kaman Corp. Class A	2,316	63,482
#*Kansas City Southern	9,500	385,225
Kaydon Corp.	3,790	157,778
KBR, Inc.	17,390	383,971
*Kelly Services, Inc. Class A	2,711	43,593
Kennametal, Inc.	7,000	230,020
*Key Technology, Inc.	844	11,706
*Kforce, Inc.	4,567	63,436
Kimball International, Inc. Class B	2,500	20,100
#*Kirby Corp.	5,750	241,960
#Knight Transportation, Inc.	8,406	178,964
Knoll, Inc.	4,500	62,910
*Korn/Ferry International	5,170	83,806
L-3 Communications Holdings, Inc.	11,419	1,068,476
*LaBarge, Inc.	1,681	20,777
*Ladish Co., Inc.	2,000	54,980
Landstar System, Inc.	4,810	212,698
*Layne Christensen Co.	1,700	46,546
*LECG Corp.	2,849	9,573
Lennox International, Inc.	5,600	253,456
Lincoln Electric Holdings, Inc.	4,597	275,544
#Lindsay Corp.	1,000	38,030
*LMI Aerospace, Inc.	2,000	34,520
Lockheed Martin Corp.	35,800	3,039,062
LSI Industries, Inc.	2,400	16,872
*Lydall, Inc.	600	4,836
*M&F Worldwide Corp.	2,000	61,320
#Manitowoc Co., Inc. (The)	10,200	142,902
*Manpower, Inc.	8,363	469,164
*Marten Transport, Ltd.	2,239	48,922
Masco Corp.	33,368	541,563
#*MasTec, Inc.	8,158	102,057
*McDermott International, Inc.	21,920	600,827
McGrath Rentcorp.	2,686	69,809
*Metalico, Inc.	4,600	30,360
Met-Pro Corp.	1,935	19,679
*MFRI, Inc.	1,091	7,408
#*Microvision, Inc.	6,200	19,406
#*Middleby Corp.	1,800	110,016
Miller Industries, Inc.	1,376	19,677
Mine Safety Appliances Co.	3,895	114,474
*Mobile Mini, Inc.	4,138	68,774
#*Monster Worldwide, Inc.	12,900	224,847

1295

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Moog, Inc.	3,995	$148,494
MSC Industrial Direct Co., Inc. Class A	4,600	250,654
Mueller Industries, Inc.	4,400	130,460
Mueller Water Products, Inc.	12,110	67,816
Multi-Color Corp.	1,486	18,590
NACCO Industries, Inc. Class A	533	46,339
National Technical Systems, Inc.	1,200	6,312
*Navigant Consulting, Inc.	4,323	55,680
*Navistar International Corp.	6,260	302,608
Nordson Corp.	3,485	250,293
Norfolk Southern Corp.	37,500	2,224,875
*North American Galvanizing & Coating, Inc.	2,666	19,995
Northrop Grumman Corp.	31,628	2,145,327
*Northwest Pipe Co.	1,100	26,532
#*Ocean Power Technologies, Inc.	300	2,052
*Old Dominion Freight Line, Inc.	4,050	145,314
Omega Flex, Inc.	1,444	17,675
*On Assignment, Inc.	4,296	30,201
*Orbital Sciences Corp.	6,400	117,632
*Orion Marine Group, Inc.	2,500	47,400
*Oshkosh Corp.	9,100	351,442
Otter Tail Corp.	2,201	48,906
*Owens Corning	11,159	388,110
*P.A.M. Transportation Services, Inc.	492	7,793
Paccar, Inc.	35,614	1,656,763
Pall Corp.	12,600	491,274
Parker Hannifin Corp.	16,140	1,116,565
*Park-Ohio Holdings Corp.	1,300	16,731
Pentair, Inc.	10,700	386,912
*Pike Electric Corp.	3,998	42,978
*Pinnacle Airlines Corp.	800	5,848
#Pitney Bowes, Inc.	19,738	501,345
*PMFG, Inc.	400	5,752
*Polypore International, Inc.	5,100	90,321
Portec Rail Products, Inc.	1,021	12,068
*Powell Industries, Inc.	1,300	43,654
*PowerSecure International, Inc.	2,600	29,276
Precision Castparts Corp.	13,908	1,784,953
*PRGX Global, Inc.	2,100	14,196
*Protection One, Inc.	3,076	47,586
*Quality Distribution, Inc.	2,800	19,600
Quanex Building Products Corp.	1,200	22,800
*Quanta Services, Inc.	19,413	390,784
R. R. Donnelley & Sons Co.	19,580	420,774
Raven Industries, Inc.	1,804	54,769
#Raytheon Co.	39,075	2,278,072
*RBC Bearings, Inc.	1,740	54,914
*RCM Technologies, Inc.	395	1,623
#Regal-Beloit Corp.	3,564	225,494
*Republic Airways Holdings, Inc.	1,900	11,894
Republic Services, Inc.	37,124	1,151,958
*Resources Connection, Inc.	6,900	121,026
Robbins & Myers, Inc.	3,100	80,321
#Robert Half International, Inc.	14,550	398,379
Rockwell Automation, Inc.	15,350	932,052
Rockwell Collins, Inc.	16,000	1,040,000
Rollins, Inc.	11,280	245,340
Roper Industries, Inc.	9,300	567,486
*RSC Holdings, Inc.	12,300	112,791
*Rush Enterprises, Inc. Class A	3,300	53,526
Ryder System, Inc.	5,850	272,142

1296

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Saia, Inc.	1,550	$25,684
Schawk, Inc.	2,653	50,274
#*School Specialty, Inc.	1,749	41,032
*SFN Group, Inc.	2,400	20,520
*Shaw Group, Inc.	8,600	329,208
SIFCO Industries, Inc.	100	1,386
Simpson Manufacturing Co., Inc.	4,779	162,438
SkyWest, Inc.	4,800	71,904
*SL Industries, Inc.	856	9,031
Southwest Airlines Co.	76,013	1,001,851
*Sparton Corp.	400	2,336
*Spire Corp.	1,300	4,589
#*Spirit Aerosystems Holdings, Inc.	10,200	226,236
SPX Corp.	5,600	391,328
*Standard Parking Corp.	1,343	22,683
Standard Register Co.	1,800	9,270
Standex International Corp.	1,920	45,830
#*Stanley, Inc.	1,900	60,097
Steelcase, Inc. Class A	4,600	37,766
*Stericycle, Inc.	8,600	506,540
*Sterling Construction Co., Inc.	1,200	21,000
Sun Hydraulics, Inc.	1,690	47,337
*SunPower Corp. Class A	600	9,930
*SunPower Corp. Class B	2,984	44,879
Superior Uniform Group, Inc.	162	1,667
#*SYKES Enterprises, Inc.	5,595	127,174
*Taser International, Inc.	5,800	27,434
*Team, Inc.	1,100	19,140
*Tecumseh Products Co. Class A	900	11,502
*Teledyne Technologies, Inc.	3,500	152,600
Tennant Co.	2,148	74,085
#*Terex Corp.	10,100	267,852
#*Tetra Tech, Inc.	5,900	143,665
#Textainer Group Holdings, Ltd.	3,800	87,248
Textron, Inc.	25,800	589,272
*Thomas & Betts Corp.	5,500	230,670
Timken Co.	10,020	352,504
#Titan International, Inc.	3,598	44,651
#*Titan Machinery, Inc.	2,100	30,198
Todd Shipyards Corp.	700	11,116
Toro Co.	3,540	201,568
#Towers Watson & Co.	4,950	237,600
*Trailer Bridge, Inc.	1,126	5,799
TransDigm Group, Inc.	5,100	281,877
*TRC Cos., Inc.	3,000	9,300
Tredegar Industries, Inc.	3,454	58,925
*Trex Co., Inc.	1,800	44,082
*Trimas Corp.	4,700	47,799
Trinity Industries, Inc.	8,400	209,076
Triumph Group, Inc.	1,961	152,095
#*TrueBlue, Inc.	4,918	77,655
#*Tutor Perini Corp.	4,754	115,380
Twin Disc, Inc.	1,800	25,416
*U.S. Home Systems, Inc.	1,400	4,886
#*UAL Corp.	16,600	358,228
*Ultralife Corp.	2,100	8,799
Union Pacific Corp.	51,000	3,858,660
United Parcel Service, Inc.	69,750	4,822,515
#*United Rentals, Inc.	6,800	97,648
*United Stationers, Inc.	2,686	164,437
United Technologies Corp.	93,470	7,005,576

1297

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Universal Forest Products, Inc.	2,253	$94,739
*Universal Truckload Services, Inc.	2,099	38,328
*URS Corp.	8,903	457,169
#*US Airways Group, Inc.	15,083	106,637
US Ecology, Inc.	2,200	34,320
*USA Truck, Inc.	1,545	28,459
#*USG Corp.	9,900	233,640
UTi Worldwide, Inc.	8,800	139,480
Valmont Industries, Inc.	2,600	216,554
*Versar, Inc.	1,500	4,935
Viad Corp.	1,350	31,590
*Vicor Corp.	4,135	62,521
Virco Manufacturing Corp.	1,718	6,185
*Volt Information Sciences, Inc.	2,100	26,334
VSE Corp.	800	32,152
W.W. Grainger, Inc.	7,300	806,942
Wabtec Corp.	4,860	231,239
*Waste Connections, Inc.	8,050	288,110
Waste Management, Inc.	49,092	1,702,511
*Waste Services, Inc.	5,100	57,324
Watsco, Inc. Class A	2,900	171,738
Watts Water Technologies, Inc.	3,070	108,924
*WCA Waste Corp.	2,500	12,400
#Werner Enterprises, Inc.	8,692	194,875
#*WESCO International, Inc.	4,462	181,246
*Willis Lease Finance Corp.	400	5,616
Woodward Governor Co.	6,200	198,710

Total Industrials		152,214,555

Information Technology — (17.0%)
*3PAR, Inc.	6,700	62,511
#Accenture, Ltd.	60,830	2,654,621
*ACI Worldwide, Inc.	3,900	73,281
*Acme Packet, Inc.	6,500	169,910
*Actel Corp.	2,800	43,456
*ActivIdentity Corp.	6,106	17,891
Activision Blizzard, Inc.	123,516	1,368,557
*Actuate Corp.	5,359	30,332
*Acxiom Corp.	11,119	212,151
*Adaptec, Inc.	10,595	32,739
*ADDvantage Technologies Group, Inc.	400	1,144
*Adobe Systems, Inc.	51,158	1,718,397
Adtran, Inc.	7,300	195,421
*Advanced Analogic Technologies, Inc.	5,128	19,486
*Advanced Energy Industries, Inc.	4,898	72,099
*Advanced Micro Devices, Inc.	70,548	639,165
*Advent Software, Inc.	2,689	121,489
*Agilent Technologies, Inc.	34,400	1,247,344
Agilysys, Inc.	2,000	21,700
#*Akamai Technologies, Inc.	18,000	698,940
#*Alliance Data Systems Corp.	6,300	472,878
Altera Corp.	28,410	720,478
*Amdocs, Ltd.	21,611	690,255
American Software, Inc. Class A	2,776	17,739
#*Amkor Technology, Inc.	15,300	115,362
Amphenol Corp.	17,400	804,054
*Anadigics, Inc.	8,617	43,344
Analog Devices, Inc.	28,400	850,012
*Anaren, Inc.	1,739	25,772
#*Anixter International, Inc.	3,900	204,360
#*Ansys, Inc.	9,236	415,620

1298

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*AOL, Inc.	11,162	$260,744
*Apple, Inc.	89,260	23,307,571
Applied Materials, Inc.	131,079	1,806,269
*Applied Micro Circuits Corp.	8,159	92,034
*ArcSight, Inc.	3,300	75,009
*Ariba, Inc.	8,600	122,722
*Arris Group, Inc.	12,400	152,396
*Arrow Electronics, Inc.	12,374	377,407
*Art Technology Group, Inc.	13,375	57,245
*Aruba Networks, Inc.	8,900	111,784
#*Atheros Communications, Inc.	7,060	274,210
*Atmel Corp.	46,843	254,826
#*ATMI, Inc.	3,222	58,415
*Autodesk, Inc.	21,900	744,819
Automatic Data Processing, Inc.	50,647	2,196,054
*Aviat Networks, Inc.	6,079	39,513
*Avid Technology, Inc.	3,971	57,977
*Avnet, Inc.	15,383	491,795
AVX Corp.	19,987	308,799
*Aware, Inc.	2,752	6,852
Bel Fuse, Inc. Class B	1,298	30,399
*Benchmark Electronics, Inc.	7,392	159,963
*BigBand Networks, Inc.	6,604	21,793
Black Box Corp.	2,047	63,846
#Blackbaud, Inc.	3,996	92,108
*Blackboard, Inc.	2,900	123,395
*Blue Coat Systems, Inc.	3,500	113,855
*BMC Software, Inc.	18,095	712,219
*Bottomline Technologies, Inc.	2,019	35,131
*Brightpoint, Inc.	7,278	58,879
#Broadcom Corp.	42,450	1,464,100
Broadridge Financial Solutions, Inc.	14,230	338,816
*Brocade Communications Systems, Inc.	40,529	263,033
*Brooks Automation, Inc.	4,641	45,111
CA, Inc.	51,030	1,163,994
*Cabot Microelectronics Corp.	2,700	103,572
#*CACI International, Inc.	3,035	143,950
*Cadence Design Systems, Inc.	26,000	193,960
*CalAmp Corp.	2,761	7,869
*Callidus Software, Inc.	3,480	11,032
*Cascade Microtech, Inc.	1,242	5,974
Cass Information Systems, Inc.	1,300	41,340
*Cavium Networks, Inc.	3,724	102,820
*CEVA, Inc.	2,500	30,600
*Checkpoint Systems, Inc.	4,385	99,057
*Ciber, Inc.	5,000	19,850
#*Ciena Corp.	9,843	181,997
*Cirrus Logic, Inc.	7,408	94,156
*Cisco Sytems, Inc.	553,000	14,886,760
*Citrix Systems, Inc.	18,500	869,500
*Cogent, Inc.	10,960	113,436
Cognex Corp.	3,680	76,949
*Cognizant Technology Solutions Corp.	27,890	1,427,410
Cohu, Inc.	1,500	24,225
#*CommScope, Inc.	8,200	267,156
Communications Systems, Inc.	1,155	14,830
*CommVault Systems, Inc.	4,405	92,285
*Compellent Technologies, Inc.	2,300	28,911
*Computer Sciences Corp.	16,200	848,718
*Computer Task Group, Inc.	400	3,756
*Compuware Corp.	25,129	216,109

1299

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ComScore, Inc.	3,175	$57,626
*Comtech Telecommunications Corp.	2,516	78,600
*Comverge, Inc.	2,600	29,484
#*Concur Technologies, Inc.	5,100	213,741
#*Constant Contact, Inc.	2,570	65,664
*Convergys Corp.	13,000	164,320
Corning, Inc.	149,324	2,874,487
*CPI International, Inc.	2,100	28,203
*Cray, Inc.	4,250	28,730
*Cree, Inc.	9,450	691,834
*CSG Systems International, Inc.	3,600	81,792
CTS Corp.	800	8,400
*CyberOptics Corp.	1,199	13,297
#*CyberSource Corp.	7,888	202,564
*Cymer, Inc.	3,000	102,450
*Cypress Semiconductor Corp.	16,538	213,175
Daktronics, Inc.	3,790	31,760
*Datalink Corp.	2,266	10,197
*DDi Corp.	2,858	24,464
#*DealerTrack Holdings, Inc.	4,579	69,830
*Dell, Inc.	186,971	3,025,191
*Deltek, Inc.	5,273	41,499
#*DemandTec, Inc.	2,562	17,319
*DG FastChannel, Inc.	2,800	98,504
*Dice Holdings, Inc.	4,800	41,616
Diebold, Inc.	5,900	184,965
*Digi International, Inc.	2,040	21,848
*Digimarc Corp.	922	16,605
#*Digital River, Inc.	3,500	97,790
*Diodes, Inc.	3,050	65,484
*DivX, Inc.	3,993	33,381
*Dolby Laboratories, Inc.	5,760	395,827
*Double-Take Software, Inc.	1,500	16,125
*DSP Group, Inc.	3,285	26,838
DST Systems, Inc.	5,200	220,740
#*DTS, Inc.	2,000	66,480
*Dynamics Research Corp.	1,200	17,160
Earthlink, Inc.	11,100	100,122
*eBay, Inc.	121,940	2,903,391
#*Ebix, Inc.	4,821	78,438
#*Echelon Corp.	4,566	43,149
*EchoStar Corp.	4,501	86,464
*Edgewater Technology, Inc.	1,000	3,160
Electro Rent Corp.	2,590	37,011
*Electro Scientific Industries, Inc.	1,924	26,493
*Electronic Arts, Inc.	24,680	478,052
*Electronics for Imaging, Inc.	5,985	76,907
*eLoyalty Corp.	1,000	7,000
*EMC Corp.	202,763	3,854,525
*EMS Technologies, Inc.	2,478	39,375
*Emulex Corp.	5,100	59,925
*Epicor Software Corp.	9,000	82,620
#*EPIQ Systems, Inc.	5,558	66,974
*ePlus, Inc.	1,000	18,610
#*Equinix, Inc.	4,030	405,620
*Euronet Worldwide, Inc.	5,430	86,500
*Exar Corp.	100	739
*ExlService Holdings, Inc.	2,510	39,959
*Extreme Networks	3,700	12,321
*F5 Networks, Inc.	8,150	557,704
FactSet Research Systems, Inc.	4,550	342,251

1300

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#Fair Isaac Corp.	5,166	$108,796
*Fairchild Semiconductor Corp. Class A	12,759	143,156
*FalconStor Software, Inc.	5,118	15,303
*Faro Technologies, Inc.	2,400	60,504
#*FEI Co.	5,430	122,175
Fidelity National Information Services, Inc.	36,707	965,027
*Fiserv, Inc.	15,200	776,568
*FLIR Systems, Inc.	16,200	495,558
#*FormFactor, Inc.	6,406	96,154
*Forrester Research, Inc.	2,450	78,670
*Frequency Electronics, Inc.	798	4,421
*Gartner Group, Inc.	9,400	226,352
*Gerber Scientific, Inc.	2,901	20,887
*Global Cash Access, Inc.	9,450	82,026
Global Payments, Inc.	8,401	359,647
*Globecomm Systems, Inc.	2,474	19,272
*Google, Inc.	23,837	12,524,913
*GSE Systems, Inc.	1,745	9,772
*GSI Commerce, Inc.	6,646	181,104
*GSI Technology, Inc.	3,200	20,704
*GTSI Corp.	200	1,280
*Guidance Software, Inc.	407	2,393
*Hackett Group, Inc.	5,500	15,455
*Harmonic, Inc.	9,800	67,032
Harris Corp.	12,440	640,411
Heartland Payment Systems, Inc.	3,256	59,845
*Hewitt Associates, Inc. Class A	10,036	411,376
Hewlett-Packard Co.	236,000	12,264,920
*Hittite Microwave Corp.	2,787	142,917
*Hutchinson Technology, Inc.	1,900	11,571
*Hypercom Corp.	1,800	7,470
*I.D. Systems, Inc.	2,203	7,204
*IAC/InterActiveCorp.	12,900	289,218
#*ICx Technologies, Inc.	2,581	18,196
iGATE Corp.	5,402	66,877
*Imation Corp.	2,440	26,450
Imergent, Inc.	1,526	9,660
*Immersion Corp.	2,800	15,680
*Infinera Corp.	10,000	91,500
*infoGROUP, Inc.	6,344	50,815
#*Informatica Corp.	9,800	245,098
*InfoSpace, Inc.	2,980	31,201
*Ingram Micro, Inc.	16,870	306,359
*Innodata Isogen, Inc.	4,054	14,027
*Insight Enterprises, Inc.	4,020	60,421
#*Integral Systems, Inc.	2,600	22,672
*Integrated Device Technology, Inc.	15,566	102,891
*Integrated Silicon Solution, Inc.	3,810	46,977
Intel Corp.	534,370	12,199,667
*Interactive Intelligence, Inc.	1,900	37,563
#*InterDigital, Inc.	4,300	118,981
*Intermec, Inc.	4,663	53,485
*Internap Network Services Corp.	4,500	26,010
International Business Machines Corp.	128,303	16,551,087
*International Rectifier Corp.	6,998	161,094
*Internet Brands, Inc.	5,000	51,750
*Internet Capital Group, Inc.	3,900	38,571
*Interphase Corp.	590	1,487
Intersil Corp.	11,140	165,763
*Intevac, Inc.	2,384	33,185
*IntriCon Corp.	800	2,880

1301

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Intuit, Inc.	30,430	$1,100,349
#*IPG Photonics Corp.	6,800	119,068
*Isilon Systems, Inc.	5,504	71,442
*Iteris, Inc.	1,900	3,553
#*Itron, Inc.	4,100	326,401
*Ixia	5,379	55,135
*IXYS Corp.	3,900	35,217
#*j2 Global Communications, Inc.	4,783	115,175
Jabil Circuit, Inc.	21,112	323,436
Jack Henry & Associates, Inc.	8,590	219,217
*JDA Software Group, Inc.	4,963	143,431
*JDS Uniphase Corp.	18,500	240,315
*Juniper Networks, Inc.	49,880	1,417,091
Keithley Instruments, Inc.	578	4,919
Keynote Systems, Inc.	2,200	24,156
#KLA-Tencor Corp.	17,880	608,993
*Knot, Inc. (The)	4,484	36,365
*Kopin Corp.	8,696	36,610
*Kulicke & Soffa Industries, Inc.	5,900	48,380
*KVH Industries, Inc.	2,000	30,140
*L-1 Identity Solutions, Inc.	8,600	74,562
#*Lam Research Corp.	13,100	531,205
*LaserCard Corp.	1,299	7,391
*Lattice Semiconductor Corp.	8,400	44,268
#*Lawson Software, Inc.	18,902	146,680
Lender Processing Services, Inc.	10,111	381,690
#*Lexmark International, Inc.	7,034	260,610
*Limelight Networks, Inc.	11,900	47,838
Linear Technology Corp.	21,700	652,302
*Liquidity Services, Inc.	2,738	31,131
*Littlefuse, Inc.	1,700	71,791
*LoJack Corp.	2,400	10,032
#*LoopNet, Inc.	3,256	36,728
#*Loral Space & Communications, Inc.	2,374	102,224
*LSI Corp.	64,644	389,157
*Magma Design Automation, Inc.	2,900	10,440
#*Manhattan Associates, Inc.	2,194	62,880
*ManTech International Corp. Class A	2,440	109,873
Marchex, Inc.	3,183	16,743
#MasterCard, Inc. Class A	10,840	2,688,754
#Maxim Integrated Products, Inc.	29,360	570,171
Maximus, Inc.	1,900	117,629
*Maxwell Technologies, Inc.	2,670	38,528
*McAfee, Inc.	15,628	543,073
*Measurement Specialties, Inc.	500	8,235
*MEMC Electronic Materials, Inc.	18,320	237,610
*Mentor Graphics Corp.	9,800	88,102
*Mercury Computer Systems, Inc.	2,500	32,150
Mesa Laboratories, Inc.	300	7,746
Methode Electronics, Inc.	4,169	46,276
Micrel, Inc.	9,400	109,698
#Microchip Technology, Inc.	17,860	521,691
*Micron Technology, Inc.	81,774	764,587
*MICROS Systems, Inc.	8,600	319,576
*Microsemi Corp.	7,000	115,920
Microsoft Corp.	820,260	25,050,740
*MicroStrategy, Inc.	700	53,620
*MIPS Technologies, Inc.	5,600	27,944
Mocon, Inc.	535	5,976
*ModusLink Global Solutions, Inc.	5,100	45,543
Molex, Inc. Class A	7,690	146,110

1302

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*MoneyGram International, Inc.	7,073	$21,573
#*Monolithic Power Systems, Inc.	3,320	81,838
*Monotype Imaging Holdings, Inc.	4,300	44,892
*MoSys, Inc.	3,000	12,960
*Motorola, Inc.	228,550	1,615,848
MTS Systems Corp.	1,900	56,753
*Multi-Fineline Electronix, Inc.	2,568	66,563
National Instruments Corp.	6,970	241,023
#National Semiconductor Corp.	23,300	344,374
#*NCI, Inc.	1,200	34,092
*NCR Corp.	11,970	157,525
*NetApp, Inc.	33,460	1,160,058
*NETGEAR, Inc.	3,800	102,828
*NetLogic Microsystems, Inc.	4,800	149,616
*NetScout Systems, Inc.	4,708	68,360
*NetSuite, Inc.	5,000	70,450
*Network Equipment Technologies, Inc.	2,600	13,338
*NeuStar, Inc.	6,500	159,055
*Newport Corp.	2,670	31,586
NIC, Inc.	5,368	37,844
*Novatel Wireless, Inc.	4,993	34,202
#*Novell, Inc.	34,000	190,740
#*Novellus Systems, Inc.	8,782	230,088
*Nu Horizons Electronics Corp.	1,300	4,680
#*Nuance Communications, Inc.	26,930	492,011
*NumereX Corp. Class A	700	3,255
#*Nvidia Corp.	54,400	855,168
*Occam Networks, Inc.	2,971	19,371
*OmniVision Technologies, Inc.	5,200	91,312
*ON Semiconductor Corp.	40,765	323,674
*Online Resources Corp.	4,610	21,483
*Onvia, Inc.	389	2,820
*Oplink Communications, Inc.	1,500	22,665
OPNET Technologies, Inc.	3,284	52,741
*Opnext, Inc.	4,784	11,242
*Optical Cable Corp.	1,500	4,905
Oracle Corp.	487,451	12,595,734
*OSI Systems, Inc.	2,528	65,829
*Palm, Inc.	16,525	95,845
*PAR Technology Corp.	1,750	12,268
*Parametric Technology Corp.	11,060	205,605
Park Electrochemical Corp.	2,544	76,854
#*ParkerVision, Inc.	900	1,701
Paychex, Inc.	35,850	1,097,010
*PC Connection, Inc.	1,900	13,072
*PC Mall, Inc.	2,400	12,456
*PC-Tel, Inc.	2,700	17,577
*PDF Solutions, Inc.	2,729	13,509
Pegasystems, Inc.	4,376	138,588
*Perficient, Inc.	2,900	36,163
*Performance Technologies, Inc.	1,357	3,800
*Pericom Semiconductor Corp.	2,935	34,281
*Pervasive Software, Inc.	2,700	13,446
*Phoenix Technologies, Ltd.	3,700	11,063
*Photronics, Inc.	4,200	22,890
Plantronics, Inc.	3,799	126,127
*PLATO Learning, Inc.	1,763	9,961
*Plexus Corp.	4,363	161,649
*PLX Technology, Inc.	3,500	18,375
*PMC - Sierra, Inc.	21,900	193,815
#*Polycom, Inc.	8,600	279,930

1303

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
Power Integrations, Inc.	2,500	$96,200
*Presstek, Inc.	266	1,229
•*Price Communications Liquidation Trust	3,605	492
*Progress Software Corp.	4,500	145,125
*PROS Holdings, Inc.	1,999	18,191
QAD, Inc.	5,238	28,914
#*QLogic Corp.	13,400	259,558
QUALCOMM, Inc.	162,070	6,278,592
Qualstar Corp.	300	585
*Quantum Corp.	20,600	59,740
*Quest Software, Inc.	8,528	149,496
*Radiant Systems, Inc.	3,908	54,986
*RadiSys Corp.	2,460	24,083
#*Rambus, Inc.	10,284	248,153
*RealNetworks, Inc.	12,200	50,630
#*Red Hat, Inc.	18,550	554,088
*Reis, Inc.	1,130	6,757
Renaissance Learning, Inc.	3,378	48,001
*RF Micro Devices, Inc.	25,500	143,310
Richardson Electronics, Ltd.	2,200	25,278
*RightNow Technologies, Inc.	2,400	39,360
*Rimage Corp.	1,691	29,677
*Riverbed Technology, Inc.	7,600	235,524
*Rofin-Sinar Technologies, Inc.	3,700	98,272
*Rogers Corp.	1,286	43,042
#*Rovi Corp.	10,313	402,001
*Rubicon Technology, Inc.	1,800	48,852
*Rudolph Technologies, Inc.	2,537	24,178
*S1 Corp.	7,390	45,596
*Saba Software, Inc.	3,400	17,340
#*SAIC, Inc.	36,600	637,206
*Salary.com, Inc.	2,400	7,008
#*Salesforce.com, Inc.	11,850	1,014,360
*Sandisk Corp.	21,920	874,389
Sapient Corp.	13,000	132,990
*SAVVIS, Inc.	5,160	90,816
*ScanSource, Inc.	2,584	71,990
*Scientific Learning Corp.	187	946
*SCM Microsystems, Inc.	1,092	1,693
*SeaChange International, Inc.	4,800	39,984
*Seagate Technology LLC	49,380	907,111
*Semtech Corp.	7,320	132,858
*ShoreTel, Inc.	4,940	32,357
#*Sigma Designs, Inc.	2,500	29,650
*Silicon Graphics International Corp.	2,152	21,283
*Silicon Image, Inc.	5,600	20,832
#*Silicon Laboratories, Inc.	4,820	233,047
#*Skyworks Solutions, Inc.	18,521	311,894
*Smart Modular Technologies (WWH), Inc.	4,400	30,888
*Smith Micro Software, Inc.	3,600	34,164
Solera Holdings, Inc.	6,892	267,892
#*Sonic Solutions, Inc.	1,207	15,148
*SonicWALL, Inc.	6,729	68,165
*Sourcefire, Inc.	2,700	60,399
*Spark Networks, Inc.	3,300	11,418
*Spectrum Control, Inc.	2,000	27,800
*SRA International, Inc.	4,500	103,860
*SRS Labs, Inc.	2,843	26,610
#*Stamps.com, Inc.	1,943	20,596
*Standard Microsystems Corp.	2,342	60,143
*StarTek, Inc.	2,385	16,170

1304

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*STEC, Inc.	5,527	$76,770
#*Stratasys, Inc.	2,463	58,718
*SuccessFactors, Inc.	7,084	148,268
*Super Micro Computer, Inc.	1,989	28,204
*Supertex, Inc.	1,500	40,515
*Support.com, Inc.	5,150	22,454
*Switch & Data Facilities Co., Inc.	3,549	68,105
#*Sybase, Inc.	8,300	360,054
Sycamore Networks, Inc.	3,928	77,735
*Symantec Corp.	80,115	1,343,529
*Symmetricom, Inc.	5,609	37,188
*Symyx Technologies, Inc.	5,200	28,340
#*Synaptics, Inc.	3,300	101,046
*Synchronoss Technologies, Inc.	3,200	65,376
*SYNNEX Corp.	3,320	91,034
#*Synopsys, Inc.	15,629	354,935
Syntel, Inc.	4,600	166,152
#*Take-Two Interactive Software, Inc.	2,800	30,436
*Taleo Corp.	2,973	77,239
*Tech Data Corp.	5,300	227,370
Technitrol, Inc.	4,200	22,680
*TechTarget, Inc.	2,981	14,458
*TechTeam Global, Inc.	1,479	9,111
#*Tekelec	8,300	150,479
#*TeleCommunication Systems, Inc.	4,200	29,022
*TeleTech Holdings, Inc.	6,000	99,300
Tellabs, Inc.	37,363	339,256
*Teradata Corp.	17,185	499,568
#*Teradyne, Inc.	14,500	177,335
#*Terremark Worldwide, Inc.	5,500	39,435
Tessco Technologies, Inc.	876	22,285
*Tessera Technologies, Inc.	2,400	48,672
Texas Instruments, Inc.	119,530	3,108,975
#*THQ, Inc.	7,619	57,904
*TIBCO Software, Inc.	20,000	228,000
*Tier Technologies, Inc.	2,100	17,577
#*TiVo, Inc.	11,800	206,736
*TNS, Inc.	2,000	51,900
*Tollgrade Communications, Inc.	1,200	7,632
#Total System Services, Inc.	18,883	302,317
*Travelzoo, Inc.	1,041	20,758
*Trimble Navigation, Ltd.	11,747	384,244
*Triquint Semiconductor, Inc.	17,700	133,458
*TTM Technologies, Inc.	4,100	44,526
#*Tyler Technologies, Inc.	3,900	66,456
#*Ultimate Software Group, Inc.	2,396	80,146
*Ultratech, Inc.	2,881	42,322
*Unica Corp.	2,600	24,128
*Unisys Corp.	3,800	106,476
United Online, Inc.	9,350	74,520
#*Universal Display Corp.	4,458	59,514
*UTStarcom, Inc.	9,600	27,360
*ValueClick, Inc.	8,200	84,296
*Varian Semiconductor Equipment Associates, Inc.	7,197	237,069
#*Veeco Instruments, Inc.	3,300	145,167
#*VeriFone Holdings, Inc.	6,500	123,695
*VeriSign, Inc.	19,032	519,003
*Viasat, Inc.	3,700	131,165
*Vicon Industries, Inc.	900	4,329
*Video Display Corp.	1,359	6,822
*Virage Logic Corp.	1,005	9,326

1305

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Virnetx Holding Corp.	3,500	$18,725
*Virtusa Corp.	2,157	22,196
Visa, Inc.	55,000	4,962,650
*Vishay Intertechnology, Inc.	15,042	156,587
*VistaPrint NV	4,200	216,636
*VMware, Inc. Class A	9,557	589,093
*Vocus, Inc.	1,300	22,165
*Volterra Semiconductor Corp.	1,900	45,524
Wayside Technology Group, Inc.	252	2,407
*Web.com Group, Inc.	2,905	14,031
*Websense, Inc.	5,331	121,387
*Western Digital Corp.	22,500	924,525
Western Union Co. (The)	67,695	1,235,434
*Wireless Ronin Technologies, Inc.	1,601	2,802
*Wright Express Corp.	3,640	123,651
Xerox Corp.	125,043	1,362,969
Xilinx, Inc.	28,030	722,613
*X-Rite, Inc.	500	1,650
*Yahoo!, Inc.	91,820	1,517,785
*Zebra Technologies Corp. Class A	5,280	153,384
*Zoran Corp.	4,700	45,731
*Zygo Corp.	165	1,559

Total Information Technology		248,197,970

Materials — (3.7%)
A. Schulman, Inc.	3,300	85,833
*A.M. Castle & Co.	1,388	19,043
*AEP Industries, Inc.	800	22,104
Air Products & Chemicals, Inc.	20,401	1,566,389
Airgas, Inc.	8,600	545,670
AK Steel Holding Corp.	10,900	182,575
Albemarle Corp.	8,800	401,808
Alcoa, Inc.	98,038	1,317,631
Allegheny Technologies, Inc.	9,721	519,782
#AMCOL International Corp.	2,861	82,225
*American Pacific Corp.	300	1,830
American Vanguard Corp.	2,950	23,895
AptarGroup, Inc.	7,700	331,408
*Arabian American Development Co.	700	1,939
Arch Chemicals, Inc.	2,400	81,624
Ashland, Inc.	7,707	459,029
Balchem Corp.	3,412	88,520
#Ball Corp.	9,721	517,254
Bemis Co., Inc.	9,991	303,826
*Boise, Inc.	1,700	11,713
*Brush Engineered Materials, Inc.	2,140	63,622
*Buckeye Technologies, Inc.	3,300	46,596
*Bway Holding Co.	3,900	77,142
Cabot Corp.	5,800	188,732
#*Calgon Carbon Corp.	5,700	88,350
Carpenter Technology Corp.	4,100	161,007
Celanese Corp. Class A	13,500	431,865
CF Industries Holdings, Inc.	6,823	570,880
Cliffs Natural Resources, Inc.	12,600	787,878
#*Coeur d'Alene Mines Corp.	6,300	112,896
Commercial Metals Co.	10,600	157,728
Compass Minerals International, Inc.	3,100	233,461
*Core Molding Technologies, Inc.	389	2,062
*Crown Holdings, Inc.	15,700	408,200
Cytec Industries, Inc.	5,200	249,912
Deltic Timber Corp.	1,300	68,406

1306

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
*Domtar Corp.	3,900	$276,276
Dow Chemical Co. (The)	117,025	3,607,881
E.I. du Pont de Nemours & Co.	74,870	2,982,821
Eagle Materials, Inc.	4,719	150,395
Eastman Chemical Co.	6,600	441,672
#Ecolab, Inc.	23,357	1,140,756
*Ferro Corp.	2,000	21,840
FMC Corp.	7,000	445,480
Freeport-McMoRan Copper & Gold, Inc. Class B	42,480	3,208,514
Friedman Industries, Inc.	1,199	7,098
*General Moly, Inc.	6,400	23,936
*Graphic Packaging Holding Co.	7,615	28,099
Greif, Inc. Class A	2,500	147,950
H.B. Fuller Co.	4,800	112,560
Hawkins, Inc.	888	23,816
Haynes International, Inc.	1,800	64,638
*Headwaters, Inc.	7,000	42,000
#*Hecla Mining Co.	24,200	144,474
*Horsehead Holding Corp.	3,700	43,956
Huntsman Corp.	24,500	279,545
ICO, Inc.	1,200	10,284
Innophos Holdings, Inc.	2,800	79,772
*Innospec, Inc.	1,700	22,627
International Flavors & Fragrances, Inc.	7,530	377,178
International Paper Co.	44,300	1,184,582
*Intrepid Potash, Inc.	5,200	136,552
Kaiser Aluminum Corp.	1,600	64,304
*KapStone Paper & Packaging Corp.	1,000	12,900
KMG Chemicals, Inc.	1,500	27,660
Koppers Holdings, Inc.	1,700	47,889
*Kronos Worldwide, Inc.	5,583	106,077
*Landec Corp.	3,992	24,471
#*Louisiana-Pacific Corp.	11,400	134,064
*LSB Industries, Inc.	1,900	33,744
Lubrizol Corp.	7,800	704,652
Martin Marietta Materials, Inc.	4,500	431,460
MeadWestavco Corp.	18,410	500,200
Minerals Technologies, Inc.	1,600	92,320
#*Mines Management, Inc.	1,170	3,182
Monsanto Co.	51,170	3,226,780
Mosaic Co. (The)	41,960	2,145,834
Myers Industries, Inc.	3,866	41,985
Nalco Holding Co.	12,933	319,833
NewMarket Corp.	1,500	165,000
Newmont Mining Corp.	48,060	2,695,205
NL Industries, Inc.	5,704	48,427
*Northern Technologies International Corp.	300	2,844
Nucor Corp.	31,180	1,413,078
Olin Corp.	8,155	171,255
Olympic Steel, Inc.	1,600	50,848
*OM Group, Inc.	3,200	120,800
*Omnova Solutions, Inc.	3,300	25,245
*Owens-Illinois, Inc.	17,600	623,744
P.H. Glatfelter Co.	5,000	73,450
Packaging Corp. of America	10,100	249,773
*Pactiv Corp.	13,900	353,199
*Penford Corp.	1,928	17,834
*PolyOne Corp.	12,400	140,244
PPG Industries, Inc.	16,235	1,142,457
Praxair, Inc.	29,700	2,487,969
Quaker Chemical Corp.	900	28,323

1307

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
*Ready Mix, Inc.	300	$684
Reliance Steel & Aluminum Co.	7,700	375,837
Rock-Tenn Co. Class A	4,012	207,019
*Rockwood Holdings, Inc.	7,780	232,933
Royal Gold, Inc.	4,600	235,428
RPM International, Inc.	14,000	309,120
*RTI International Metals, Inc.	2,100	56,805
Schnitzer Steel Industries, Inc. Class A	2,724	147,096
Schweitzer-Maudoit International, Inc.	2,340	133,193
Scotts Miracle-Gro Co. Class A (The)	6,660	322,677
Sealed Air Corp.	14,860	319,490
*Senomyx, Inc.	3,301	14,095
Sensient Technologies Corp.	6,202	195,549
#Sigma-Aldrich Corp.	12,400	735,320
Silgan Holdings, Inc.	3,800	229,254
*Solitario Exploration & Royalty Corp.	400	1,040
*Solutia, Inc.	10,600	186,560
Sonoco Products Co.	10,972	363,502
#Southern Copper Corp.	82,384	2,519,303
*Spartech Corp.	2,300	32,752
Steel Dynamics, Inc.	21,700	340,907
Stepan Co.	1,200	90,900
#*Stillwater Mining Co.	9,500	160,550
Synalloy Corp.	1,037	10,204
Temple-Inland, Inc.	11,100	258,852
#Texas Industries, Inc.	3,200	121,088
#*Titanium Metals Corp.	18,817	290,158
*U.S. Gold Corp.	8,900	30,349
*United States Lime & Minerals, Inc.	804	32,763
United States Steel Corp.	14,700	803,502
*Universal Stainless & Alloy Products, Inc.	300	6,999
Valhi, Inc.	10,794	308,924
Valspar Corp.	10,400	325,728
Vulcan Materials Co.	10,183	583,282
Walter Energy, Inc.	5,000	404,050
*Wausau Paper Corp.	5,223	46,224
Westlake Chemical Corp.	6,200	174,096
Weyerhaeuser Co.	13,241	655,694
Worthington Industries, Inc.	3,400	54,298
*WR Grace & Co.	7,500	216,675
Zep, Inc.	2,526	46,579
*Zoltek Cos., Inc.	3,087	30,376

Total Materials		54,554,442

Other — (0.0%)
•*MAIR Holdings, Inc. Escrow Shares	700	—
•*Petrocorp, Inc. Escrow Shares	100	6

Total Other		6

Telecommunication Services — (2.2%)
*AboveNet, Inc.	1,200	60,648
Alaska Communications Systems Group, Inc.	4,500	38,520
*American Tower Corp.	39,404	1,608,077
*Arbinet Corp.	2,900	5,858
AT&T, Inc.	580,280	15,122,097
Atlantic Tele-Network, Inc.	1,473	81,280
#*Cbeyond, Inc.	2,162	33,252
CenturyTel, Inc.	29,411	1,003,209
*Cincinnati Bell, Inc.	27,800	93,686
*Cogent Communications Group, Inc.	4,400	44,924
Consolidated Communications Holdings, Inc.	3,313	61,456

1308

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
*Crown Castle International Corp.	27,700	$1,048,445
#Frontier Communications Corp.	30,100	239,596
*General Communications, Inc. Class A	4,600	28,290
*Global Crossing, Ltd.	5,800	86,130
HickoryTech Corp.	2,200	18,634
*IDT Corp. Class B	1,000	9,910
Iowa Telecommunications Services, Inc.	2,200	37,048
#*Leap Wireless International, Inc.	7,825	143,354
*MetroPCS Communications, Inc.	11,710	89,347
#*Neutral Tandem, Inc.	2,700	45,765
*NII Holdings, Inc.	16,052	680,926
NTELOS Holdings Corp.	4,000	78,520
*PAETEC Holding Corp.	13,200	65,736
*Premiere Global Services, Inc.	5,500	51,535
Qwest Communications International, Inc.	168,560	881,569
*SBA Communications Corp.	12,000	424,440
Shenandoah Telecommunications Co.	3,100	55,056
#*Sprint Nextel Corp.	119,466	507,730
*SureWest Communications	2,098	18,043
*Syniverse Holdings, Inc.	7,480	150,198
Telephone & Data Systems, Inc.	4,800	166,368
Telephone & Data Systems, Inc. Special Shares	5,300	160,484
*tw telecom, Inc.	12,400	220,720
*United States Cellular Corp.	4,856	204,340
*USA Mobility, Inc.	3,500	48,790
Verizon Communications, Inc.	288,075	8,322,487
#Windstream Corp.	43,817	484,178
*Xeta Corp.	1,100	4,037

Total Telecommunication Services		32,424,683

Utilities — (3.1%)
*AES Corp.	68,393	789,255
AGL Resources, Inc.	7,400	292,374
Allegheny Energy, Inc.	16,900	368,082
ALLETE, Inc.	2,600	94,822
Alliant Energy Corp.	11,000	376,200
Ameren Corp.	23,900	620,444
American Electric Power Co., Inc.	47,278	1,621,635
American States Water Co.	1,900	70,908
#Aqua America, Inc.	13,167	241,351
Artesian Resources Corp.	471	8,921
Atmos Energy Corp.	9,030	267,107
Avista Corp.	3,900	84,357
#*Cadiz, Inc.	104	1,297
California Water Service Group	1,914	74,129
*Calpine Corp.	45,812	624,418
CenterPoint Energy, Inc.	38,600	554,296
Central Vermont Public Service Corp.	1,249	27,241
CH Energy Group, Inc.	1,800	74,556
Chesapeake Utilities Corp.	600	18,072
Cleco Corp.	6,582	180,347
#CMS Energy Corp.	22,800	370,728
Connecticut Water Services, Inc.	300	7,107
Consolidated Edison, Inc.	28,000	1,265,600
Constellation Energy Group, Inc.	20,300	717,605
Delta Natural Gas Co., Inc.	360	10,663
Dominion Resources, Inc.	59,303	2,478,865
DPL, Inc.	9,100	256,438
DTE Energy Co.	16,400	789,988
Duke Energy Corp.	129,364	2,170,728
Edison International, Inc.	32,200	1,106,714

1309

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
*El Paso Electric Co.	3,400	$72,250
Empire District Electric Co.	3,470	67,700
Energen Corp.	7,000	342,090
Energy, Inc.	850	9,868
Entergy Corp.	18,700	1,520,123
EQT Corp.	12,942	562,848
Exelon Corp.	49,600	2,162,064
FirstEnergy Corp.	30,400	1,151,248
FPL Group, Inc.	39,026	2,031,303
Great Plains Energy, Inc.	13,100	253,223
#Hawaiian Electric Industries, Inc.	8,700	203,145
IDACORP, Inc.	4,251	153,376
Integrys Energy Group, Inc.	7,207	357,539
#ITC Holdings Corp.	4,500	251,235
Laclede Group, Inc.	2,600	88,608
MDU Resources Group, Inc.	18,500	392,200
MGE Energy, Inc.	2,398	88,150
Middlesex Water Co.	1,920	34,675
*Mirant Corp.	15,500	180,730
National Fuel Gas Co.	8,001	416,212
New Jersey Resources Corp.	4,497	169,672
Nicor, Inc.	4,300	187,093
NiSource, Inc.	22,000	358,600
Northeast Utilities, Inc.	17,140	476,321
Northwest Natural Gas Co.	2,997	142,028
NorthWestern Corp.	3,000	90,660
*NRG Energy, Inc.	27,100	655,007
NSTAR	10,800	395,280
NV Energy, Inc.	23,000	287,270
OGE Energy Corp.	9,600	397,248
Oneok, Inc.	10,800	530,712
Ormat Technologies, Inc.	5,400	172,044
Pennichuck Corp.	600	13,962
Pepco Holdings, Inc.	22,300	373,302
PG&E Corp.	37,000	1,620,600
Piedmont Natural Gas Co.	7,900	217,250
Pinnacle West Capital Corp.	10,215	381,428
PNM Resources, Inc.	3,350	45,526
Portland General Electric Co.	3,719	73,934
PPL Corp.	37,500	928,500
#Progress Energy, Inc.	28,350	1,131,732
Public Service Enterprise Group, Inc.	51,091	1,641,554
Questar Corp.	18,500	887,075
RGC Resources, Inc.	100	3,172
*RRI Energy, Inc.	36,499	148,551
SCANA Corp.	11,920	470,482
Sempra Energy	24,600	1,209,828
SJW Corp.	2,556	70,239
South Jersey Industries, Inc.	3,300	148,863
Southern Co.	79,500	2,747,520
Southwest Gas Corp.	3,400	105,740
Southwest Water Co.	2,170	23,154
TECO Energy, Inc.	14,500	245,485
UGI Corp.	11,600	318,884
UIL Holdings Corp.	1,833	53,212
Unisource Energy Corp.	3,300	109,956
Vectren Corp.	8,200	205,082
Westar Energy, Inc.	10,500	248,745
WGL Holdings, Inc.	4,707	168,228
Wisconsin Energy Corp.	11,200	588,112

1310

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Xcel Energy, Inc.	45,400	$987,450

Total Utilities		44,932,336

TOTAL COMMON STOCKS		1,293,347,952

RIGHTS/WARRANTS — (0.0%)
•*Contra Pharmacopeia Contingent Value Rights	361	—

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $4,660,000 FNMA 1.213%(v), 11/25/39, valued at $4,010,693) to be repurchased at $3,949,063	$3,949	3,949,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.3%)
§@DFA Short Term Investment Fund	152,139,828	152,139,828
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%, 05/03/10 (Collateralized by $15,470,470 FHLMC 3.853%(r), 03/01/40 & FNMA 6.068%(r), 03/01/36, valued at $9,906,500) to be repurchased at $9,618,100	$9,618	9,617,961
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $8,530,000 FNMA 5.000%, 10/01/18, valued at $3,364,704) to be repurchased at $3,265,996	3,266	3,265,942

TOTAL SECURITIES LENDING COLLATERAL		165,023,731

TOTAL INVESTMENTS — (100.0%) (Cost $1,072,039,735)		$1,462,320,683

1311

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.7%)
BRAZIL — (6.1%)
*Acucar Guarani SA	1,508,100	$4,112,408
*Agre Empreendimentos Imobiliarios SA	264,054	1,181,844
Banco ABC Brasil SA	647,946	4,663,198
Banco Alfa de Investimento SA	98,700	442,894
Banco Daycoval SA	540,450	3,056,306
Banco do Brasil SA	148,980	2,569,493
Banco Industrial e Comercial SA	1,292,200	10,177,027
Banco Panamericano SA	1,106,800	6,590,180
Banco Pine SA	285,300	1,715,165
Banco Santander Brasil SA	219,225	2,536,237
Banco Santander Brasil SA ADR	4,239,902	49,310,060
Banco Sofisa SA	715,300	1,868,236
*Bematech SA	391,800	2,033,100
BM&F Bovespa SA	13,089,600	86,222,304
*BR Malls Participacoes SA	792,187	10,044,471
*Brasil Brokers Participacoes SA	4,600	20,589
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	8,441,712	5,682,038
BRF - Brasil Foods SA	739,298	9,663,081
BRF - Brasil Foods SA ADR	2,211,393	29,522,097
*Brookfield Incorporacoes SA	2,873,900	12,929,037
Camargo Correa Desenvolvimento Imobiliario SA	631,700	2,104,152
Cia Providencia Industria e Comercio SA	242,350	975,953
*Cosan SA Industria e Comercio	1,937,900	24,359,623
*CR2 Empreendimentos Imobiliarios SA	57,300	171,414
Cremer SA	293,270	3,139,798
Duratex SA	2,642,444	24,079,570
#Empresa Brasileira de Aeronautica SA ADR	1,195,061	28,777,069
Eternit SA	666,723	3,083,822
*Even Construtora e Incorporadora SA	1,330,820	4,639,591
*Ez Tec Empreendimentos e Participacoes SA	878,300	4,138,229
Ferbasa-Ferro Ligas da Bahia SA	425,065	3,068,929
*Fertilizantes Heringer SA	174,100	871,376
*Fibria Celulose SA	238,670	4,706,812
#*Fibria Celulose SA Sponsored ADR	2,219,331	44,053,720
Financeira Alfa SA	36,400	75,177
*Gafisa SA	3,540,876	24,240,716
#*Gafisa SA ADR	336,554	4,651,176
*General Shopping Brasil SA	332,630	1,628,466
Gerdau SA	1,869,600	23,210,682
*Globex Utilidades SA	45,131	329,736
#Gol Linhas Aereas Inteligentes SA ADR	41,435	541,970
Grendene SA	1,177,745	5,542,329
*Guararapes Confeccoes SA	24,900	850,317
*Helbor Empreendimentos SA	34,100	235,409
*IdeiasNet SA	904,230	1,857,098
Iguatemi Empresa de Shopping Centers SA	358,760	5,999,800
Industrias Romi SA	626,500	4,234,935
*Inpar SA	1,802,550	2,924,315
*JBS SA	3,344,800	15,932,659
JHSF Participacoes SA	1,733,800	2,852,678
*Kepler Weber SA	4,577,600	1,185,054
*Kroton Educacional SA	202,732	1,906,900
*Log-in Logistica Intermodal SA	751,000	3,356,980
*M Dias Branco SA	165,800	3,991,791
*Magnesita Refratarios SA	1,437,881	10,538,532
Marfrig Alimentos SA	760,855	7,983,889
*Medial Saude SA	542,500	4,525,385
Metalfrio Solutions SA	100,200	570,677

1312

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Minerva SA	546,700	$2,311,661
*MPX Energia SA	386,000	4,761,018
*Multiplan Empreendimentos Imobiliarios SA	256,869	4,483,478
*Obrascon Huarte Lain Brasil SA	265,100	6,251,373
Parana Banco SA	83,700	444,923
*Paranapanema SA	1,091,567	3,579,423
*PDG Realty SA Empreendimentos e Participacoes	500,400	4,548,437
Petroleo Brasileiro SA ADR	258,400	10,963,912
*Plascar Participacoes Industriais SA	1,198,400	2,461,262
Porto Seguro SA	455,430	4,708,228
*Profarma Distribuidora de Produtos Farmaceuticos SA	63,525	639,544
*Rodobens Negocios Imobiliarios SA	191,050	1,372,768
*Rossi Residencial SA	1,433,600	10,556,640
Santos Brasil Participacoes SA	29,100	280,411
Sao Carlos Empreendimentos e Participacoes SA	80,800	844,606
Sao Martinho SA	491,236	4,422,749
*SLC Agricola SA	170,825	1,603,834
*Springs Global Participacoes SA	82,400	224,695
*Sul America SA	467,095	12,729,061
*Tecnisa SA	11,379	56,952
*Trisul SA	87,661	315,192
Triunfo Participacoes e Investimentos SA	80,500	236,186
*Universo Online SA	479,100	2,747,952
Usinas Siderurgicas de Minas Gerais SA	1,025,500	32,571,756

TOTAL BRAZIL		634,792,555

CHILE — (2.4%)
Almendral SA	1,120,749	116,621
Banco de Credito e Inversiones SA Series A	128,959	5,330,322
*Besalco SA	45,000	42,750
Cementos Bio-Bio SA	665,307	1,762,785
Centros Comerciales Sudamericanos SA	3,680,515	15,078,090
*Cintac SA	153,487	94,645
Compania Cervecerias Unidas SA	87,375	749,241
Compania de Consumidores de Gas Santiago SA	155,648	883,290
Compania General de Electricidad SA	891,089	5,503,477
*Compania SudAmericana de Vapores SA	10,840,439	8,940,568
Corpbanca SA	1,179,769,735	10,730,346
Corpbanca SA ADR	400	17,660
Cristalerias de Chile SA	264,624	3,212,508
*CTI Cia Tecno Indl SA	488,163	19,754
Embotelladora Andina SA Series A ADR	30,385	539,334
Empresa Nacional de Electricidad SA	33,756	52,427
Empresas CMPC SA	1,512,741	64,713,075
Empresas Copec SA	2,027,911	32,394,994
*Empresas Iansa SA	34,270,156	2,179,237
Enersis SA	31,903,095	12,756,320
Enersis SA Sponsored ADR	3,017,368	60,015,450
Industrias Forestales SA	3,436,382	821,103
Inversiones Aguas Metropolitanas SA	2,068,020	2,689,881
*Madeco SA	49,034,820	2,815,758
*Masisa SA	36,930,742	5,233,427
Minera Valparaiso SA	7,500	238,462
*Parque Arauco SA	1,761,407	2,376,262
Ripley Corp SA	1,963,893	1,744,589
*Salfacorp SA	472,731	1,047,578
Sociedad Quimica y Minera de Chile SA Series A	32,710	1,369,351
Sociedad Quimica y Minera de Chile SA Series B	78,334	2,836,296
*Socovesa SA	1,992,357	917,532
*Soquimic Comercial SA	198,000	85,808
Vina Concha Y Toro SA Sponsored ADR	2,846	123,943

1313

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHILE — (Continued)
*Vina San Pedro Tarapaca SA	86,964,000	$686,227

TOTAL CHILE		248,119,111

CHINA — (10.8%)
#Agile Property Holdings, Ltd.	6,754,000	7,816,560
*Aluminum Corp. of China, Ltd.	28,000	27,301
#*Aluminum Corp. of China, Ltd. ADR	287,695	6,979,481
*AMVIG Holdings, Ltd.	3,639,100	2,686,200
#Angang Steel Co., Ltd.	6,781,640	10,460,647
*Anhui Tianda Oil Pipe Co., Ltd.	250,000	123,741
#*Anton Oilfield Services Group	4,514,000	475,006
#*Asia Cement China Holdings Corp.	3,202,000	1,544,851
#Bank of China, Ltd.	285,846,000	147,149,279
#Bank of Communications Co., Ltd.	7,028,000	8,004,255
*Baoye Group Co., Ltd.	1,689,120	1,234,905
#*Beijing Capital International Airport Co., Ltd.	11,976,000	7,204,432
#Beijing Capital Land, Ltd.	7,220,000	2,183,072
#*Beijing Development HK, Ltd.	1,145,000	269,184
Beijing Enterprises Holdings, Ltd.	5,599,500	36,218,301
#*Beijing Jingkelong Co., Ltd.	425,000	498,421
#*Beijing North Star Co., Ltd.	5,618,000	1,578,371
#Bosideng International Holdings, Ltd.	13,412,000	3,709,018
#*Brilliance China Automotive Holdings, Ltd.	24,004,000	8,505,165
#*BYD Electronic International Co., Ltd.	6,346,000	4,523,217
*Catic Shenzhen Holdings, Ltd.	2,458,000	1,200,993
#*Central China Real Estate, Ltd.	4,122,000	1,022,849
#*Centron Telecom International Holdings, Ltd.	976,000	337,470
#Chaoda Modern Agriculture (Holdings), Ltd.	30,559,412	34,822,738
*China Aerospace International Holdings, Ltd.	17,200,000	2,350,672
*China Agri-Industries Holdings, Ltd.	4,584,000	5,994,109
#*China Aoyuan Property Group, Ltd.	9,565,000	1,563,396
*China BlueChemical, Ltd.	9,710,878	6,078,200
China Citic Bank Corp., Ltd.	29,402,000	19,216,748
China Coal Energy Co.	2,704,000	4,073,572
China Communications Construction Co., Ltd.	26,327,327	24,789,825
*China Communications Services Corp., Ltd.	13,081,382	6,567,925
China Construction Bank Corp.	72,842,000	59,245,133
#China COSCO Holdings Co., Ltd.	1,981,500	2,513,538
#*China Energine International Holdings, Ltd.	1,464,000	184,541
*China Everbright, Ltd.	7,443,600	18,374,520
#*China Grand Forestry Green Resources Group, Ltd.	51,362,000	2,010,858
#China Green (Holdings), Ltd.	3,996,800	4,658,709
*China Haidian Holdings, Ltd.	12,343,000	1,302,200
*China Haisheng Juice Holdings Co., Ltd.	48,000	7,166
#*China Huiyuan Juice Group, Ltd.	6,157,483	4,685,894
China Merchants Holdings (International) Co., Ltd.	2,651,015	9,209,124
#*China Mining Resources Group, Ltd.	30,302,000	982,431
*China Mobile, Ltd.	4,500	44,108
#*China Molybdenum Co., Ltd.	1,686,000	1,315,818
*China National Materials Co., Ltd.	452,000	293,166
*China Nickel Resources Holding Co., Ltd.	4,726,000	811,117
China Oilfield Services, Ltd.	78,000	109,164
*China Petroleum and Chemical Corp. (Sinopec)	46,000	36,883
#China Petroleum and Chemical Corp. (Sinopec) ADR	128,120	10,282,911
#*China Pharmaceutical Group, Ltd.	12,982,000	9,473,837
#*China Properties Group, Ltd.	4,236,000	1,268,051
*China Railway Construction Corp., Ltd.	11,671,514	14,516,102
#*China Rare Earth Holdings, Ltd.	14,431,000	3,525,815
China Resources Enterprise, Ltd.	6,590,000	23,249,718
#China Resources Land, Ltd.	10,341,727	18,923,647
*China Resources Microelectronics, Ltd.	29,895,000	1,499,678

1314

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*China Shipping Container Lines Co., Ltd.	32,569,700	$13,517,482
#China Shipping Development Co., Ltd.	4,167,142	6,220,772
#*China State Construction International Holdings, Ltd.	3,010,000	1,037,798
#China Travel International Investment Hong Kong, Ltd.	25,371,000	6,263,608
#*China Unicom Hong Kong, Ltd.	2,354,000	2,929,119
China Unicom Hong Kong, Ltd. ADR	3,936,592	48,931,839
*China Zenith Chemical Group, Ltd.	13,420,000	421,739
#*Chongqing Iron & Steel Co., Ltd.	3,804,000	1,102,746
*Chongqing Machinery & Electric Co., Ltd.	6,266,000	1,651,154
CITIC Pacific, Ltd.	6,427,000	13,994,984
#*CITIC Resources Holdings, Ltd.	20,644,000	4,840,240
*Clear Media, Ltd.	633,000	419,865
*Coastal Greenland, Ltd.	6,774,000	392,715
*COSCO International Holdings, Ltd.	5,146,000	2,935,274
*COSCO Pacific, Ltd.	16,806,000	22,660,444
#Country Garden Holdings Co.	24,211,000	7,415,894
*Dachan Food Asia, Ltd.	2,350,000	512,073
#*Dalian Port PDA Co., Ltd.	13,298,000	6,104,109
#Denway Motors, Ltd.	57,266,000	33,706,925
*Digital China Holdings, Ltd.	334,000	490,809
Dongfeng Motor Corp.	1,298,933	1,844,807
*Dongyue Group	3,526,000	814,901
*Dynasty Fine Wines Group, Ltd.	9,454,600	3,716,307
*Embry Holdings, Ltd.	469,000	276,649
#*First Tractor Co., Ltd.	3,036,000	2,088,235
*Fosun International	8,391,500	6,517,989
*Franshion Properties China, Ltd.	18,304,000	5,221,139
*FU JI Food & Catering Services	1,275,000	—
#*Global Bio-Chem Technology Group Co., Ltd.	24,527,400	5,620,387
*Goldbond Group Holdings, Ltd.	2,960,000	203,731
#*Golden Meditech Holdings, Ltd.	1,964,000	461,975
*Goldlion Holdings, Ltd.	834,000	293,389
#*Great Wall Motor Co., Ltd.	3,555,000	6,486,433
*Great Wall Technology Co., Ltd.	1,178,000	636,809
*Greentown China Holdings, Ltd.	4,826,500	5,155,477
#*Guangshen Railway Co., Ltd. Sponsored ADR	417,917	8,099,231
#*Guangzhou Investment Co., Ltd.	30,924,000	7,406,000
#*Guangzhou Pharmaceutical Co., Ltd.	3,062,000	3,536,348
#Guangzhou R&F Properties Co., Ltd.	3,459,630	4,519,444
*GZI Transportation, Ltd.	491,003	273,833
*Hainan Meilan International Airport Co., Ltd.	1,891,000	2,349,415
#*Haitian International Holdings, Ltd.	903,000	764,599
#Harbin Power Equipment Co., Ltd.	6,788,000	5,311,282
#*Heng Tai Consumables Group, Ltd.	14,750,000	1,443,336
#*Hidili Industry International Development, Ltd.	4,722,000	5,152,600
*HKC (Holdings), Ltd.	20,031,879	1,442,990
*Hong Kong Energy Holdings, Ltd.	236,740	23,069
#*Honghua Group, Ltd.	9,398,000	1,638,766
#Hopson Development Holdings, Ltd.	5,840,000	7,554,332
Hua Han Bio-Pharmaceutical Holdings, Ltd.	3,612,850	1,460,786
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,706,000	3,645,629
Industrial & Commercial Bank of China, Ltd.	19,791,000	14,424,621
*Jingwei Textile Machinery	580,000	184,480
#*Ju Teng International Holdings, Ltd.	4,876,000	4,494,513
*Kai Yuan Holdings, Ltd.	36,180,000	1,475,089
*Kasen International Holdings, Ltd.	1,674,000	519,878
*Kingboard Chemical Holdings, Ltd.	3,471,000	18,696,600
*Kingboard Laminates Holdings, Ltd.	2,197,000	2,336,904
*Kingway Brewery Holdings, Ltd.	1,792,000	383,867
*KWG Property Holding, Ltd.	8,826,000	5,137,844
Lai Fung Holdings, Ltd.	11,871,000	424,674

1315

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Lingbao Gold Co., Ltd.	1,812,000	$679,848
*Lonking Holdings, Ltd.	1,030,000	765,799
#*Maanshan Iron & Steel Co., Ltd.	23,102,000	12,118,721
*Media China Corp, Ltd.	39,162,500	298,984
MIN XIN Holdings, Ltd.	1,202,000	525,917
*Mingyuan Medicare Development Co., Ltd.	1,900	234
#*Minmetals Resources, Ltd.	6,136,000	2,408,859
*Minth Group, Ltd.	530,000	744,484
*Nan Hai Corp, Ltd.	30,000,000	271,387
#*Neo-China Land Group (Holdings), Ltd.	9,446,000	2,822,552
*NetDragon Websoft, Inc.	1,393,500	758,730
#New World China Land, Ltd.	11,986,400	3,891,403
Nine Dragons Paper Holdings, Ltd.	4,053,000	6,836,966
#*Oriental Ginza Holdings, Ltd.	955,000	201,997
PetroChina Co., Ltd. ADR	32,000	3,684,160
#*PICC Property & Casualty Co., Ltd.	5,992,000	5,688,771
#*Poly Hong Kong Investment, Ltd.	7,411,000	7,298,469
*Prosperity International Holdings HK, Ltd.	10,880,000	692,403
Qin Jia Yuan Media Services Co., Ltd.	2,523,450	475,887
*Qingling Motors Co., Ltd.	12,306,000	3,021,141
*Qunxing Paper Holdings Co., Ltd.	2,050,163	864,693
*Regent Manner International, Ltd.	944,000	468,710
*REXLot Holdings, Ltd.	3,856,150	462,555
*Samson Holding, Ltd.	1,778,000	317,517
*Scud Group, Ltd.	752,000	82,874
#*Semiconductor Manufacturing International Corp.	48,688,000	5,230,926
*Semiconductor Manufacturing International Corp. ADR	1,056,043	5,618,149
#*Shandong Chenming Paper Holdings, Ltd.	2,747,000	2,393,650
Shandong Molong Petroleum Machinery Co., Ltd.	48,400	58,452
#*Shanghai Forte Land Co., Ltd.	6,154,000	1,677,770
#Shanghai Industrial Holdings, Ltd.	7,847,000	34,002,263
#*Shanghai Jin Jiang International Hotels Group Co., Ltd.	9,810,000	3,046,201
*Shanghai Prime Machinery Co., Ltd.	5,448,000	1,041,876
*Shanghai Zendai Property, Ltd.	16,675,000	809,052
Shenzhen International Holdings, Ltd.	51,585,000	3,871,275
*Shenzhen Investment, Ltd.	16,706,000	5,079,215
#Shimao Property Holdings, Ltd.	13,759,500	20,918,892
#*Shougang Concord International Enterprises Co., Ltd.	36,960,000	6,725,237
#*Shui On Land, Ltd.	20,454,838	9,299,931
#*Sichuan Xinhua Winshare Chainstore Co., Ltd.	2,848,000	1,731,033
#*Silver Grant International Industries, Ltd.	10,294,000	3,604,589
*SIM Technology Group, Ltd.	4,414,000	1,193,066
#*Sino Union Energy Investment Group, Ltd.	21,350,000	2,167,519
*SinoCom Software Group, Ltd.	1,602,000	261,609
*Sinofert Holdings, Ltd.	12,540,000	6,764,261
*Sinolink Worldwide Holdings, Ltd.	12,362,000	1,947,191
*SinoMedia Holding, Ltd.	652,830	211,651
#Sino-Ocean Land Holdings, Ltd.	21,417,033	16,473,679
*Sinopec Kantons Holdings, Ltd.	9,174,300	6,245,902
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	64,891	2,475,592
*Sinotrans Shipping, Ltd.	7,002,500	3,164,642
Sinotrans, Ltd.	26,720,000	6,357,634
#*Sinotruk Hong Kong, Ltd.	5,603,500	5,425,462
#*Soho China, Ltd.	16,068,000	9,172,003
*Solargiga Energy Holdings, Ltd.	46,000	9,925
#*SPG Land Holdings, Ltd.	2,143,000	1,193,576
#*SRE Group, Ltd.	19,452,000	2,068,774
*Sunny Optical Technology Group Co., Ltd.	873,000	197,958
Tak Sing Alliance Holdings, Ltd.	274,000	39,381
*TCC International Holdings, Ltd.	636,000	246,439
*TCL Multimedia Technology Holdings, Ltd.	2,484,200	1,977,739

1316

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Tian An China Investments Co., Ltd.	7,489,000	$4,938,773
#*Tiangong International Co., Ltd.	863,000	362,513
*Tomson Group, Ltd.	1,966,000	813,463
#*Travelsky Technology, Ltd.	8,035,000	6,577,684
#*Truly International Holdings, Ltd.	632,000	1,165,669
*United Energy Group, Ltd.	470,000	30,488
#*Vinda International Holdings, Ltd.	2,035,000	1,720,869
*Weiqiao Textile Co., Ltd.	3,581,500	2,645,712
#*Wuyi International Pharmaceutical Co., Ltd.	4,525,000	625,603
*Xiamen International Port Co., Ltd.	6,980,000	1,307,762
#*Xingda International Holdings, Ltd.	4,197,000	2,828,604
#*Xinjiang Xinxin Mining Industry Co., Ltd.	4,816,000	2,764,791
#*Xiwang Sugar Holdings Co., Ltd.	5,602,736	1,671,767
*Yanzhou Coal Mining Co., Ltd. Sponsored ADR	439,809	12,248,681
Yip’s Chemical Holdings, Ltd.	726,000	733,956
#*Zhejiang Glass Co., Ltd.	437,000	137,778
#*Zhong An Real Estate, Ltd.	3,029,000	918,450

TOTAL CHINA		1,134,900,118

CZECH REPUBLIC — (0.4%)
*Central European Media Enterprises, Ltd.	213,726	7,338,534
Komercni Banka A.S.	20,066	4,118,371
*Pegas Nonwovens SA	123,552	2,855,054
Telefonica 02 Czech Republic A.S.	675,731	14,977,581
*Unipetrol A.S.	1,250,841	13,162,489

TOTAL CZECH REPUBLIC		42,452,029

HUNGARY — (1.6%)
*Danubius Hotel & Spa NYRT	136,180	2,412,486
*Egis Gyogyszergyar NYRT	57,430	6,021,656
*FHB Mortgage Bank NYRT	3,170	23,105
*Fotex Holding SE Co., Ltd.	913,849	1,866,776
*MOL Hungarian Oil & Gas NYRT	501,231	50,754,320
#*OTP Bank NYRT	2,963,372	104,166,877
*PannErgy P.L.C.	273,674	1,167,850
Tisza Chemical Group NYRT	237,913	3,825,367

TOTAL HUNGARY		170,238,437

INDIA — (10.8%)
*3i Infotech, Ltd.	422,692	702,144
*ABG Shipyard, Ltd.	75,323	441,793
ACC, Ltd.	8,174	166,079
*Aditya Birla Nuvo, Ltd.	354,483	6,504,605
*Agro Tech Foods, Ltd.	9,351	55,263
*Ajmera Realty & Infra India, Ltd.	70,083	276,319
*Akzo Nobel India, Ltd.	50,241	661,187
*Alembic, Ltd.	619,600	689,818
*Allahabad Bank, Ltd.	1,091,889	4,016,733
*Alok Industries, Ltd.	3,717,329	1,726,828
Ambuja Cements, Ltd.	5,354,209	14,542,753
Amtek Auto, Ltd.	789,486	3,266,946
*Anant Raj Industries, Ltd.	575,571	1,627,244
*Andhra Bank	1,052,102	3,115,302
*Ansal Properties & Infrastructure, Ltd.	634,149	1,148,388
*Apollo Hospitals Enterprise, Ltd.	214,765	3,748,421
*Apollo Tyres, Ltd.	1,676,970	2,623,237
*Arvind Mills, Ltd.	1,526,154	1,240,448
*Ashapura Minechem, Ltd.	36,874	54,543
*Ashok Leyland, Ltd.	6,240,668	8,388,679
Asian Hotels, Ltd.	1,050	9,868

1317

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Aurobindo Pharma, Ltd.	56,110	$1,189,712
Avaya GlobalConnect, Ltd.	5,325	28,822
Axis Bank, Ltd.	1,080,231	30,576,856
*Bajaj Auto Finance, Ltd.	90,482	858,669
Bajaj Finserv, Ltd.	66,284	509,254
Bajaj Hindusthan, Ltd.	838,582	2,340,937
Bajaj Holdings & Investment, Ltd.	299,410	4,197,608
*Balkrishna Industries, Ltd.	1,656	22,677
Ballarpur Industries, Ltd.	2,658,186	1,930,167
*Balmer Lawrie & Co., Ltd.	48,430	712,826
Balrampur Chini Mills, Ltd.	1,820,136	3,409,574
*Bank of Baroda	664,157	10,204,195
*Bank of India	274,284	2,334,063
*Bank of Maharashtra, Ltd.	933,918	1,156,902
*Bank of Rajasthan, Ltd.	527,425	897,896
*BEML, Ltd.	133,202	3,117,963
*Bengal & Assam Co., Ltd.	9,237	42,133
*Bharat Forge, Ltd.	265,937	1,628,429
*Bharati Shipyard, Ltd.	56,986	355,396
*Bhushan Steel, Ltd.	189,156	7,546,504
*Biocon, Ltd.	155,745	1,049,928
Birla Corp., Ltd.	112,706	992,393
*Bl Kashyap & Sons, Ltd.	22,419	188,684
*Blue Star Infotech, Ltd.	10,194	27,847
*Bombay Dyeing & Manufacturing Co., Ltd.	6,132	79,328
*Bombay Rayon Fashions, Ltd.	252,000	1,278,276
*Cairn India, Ltd.	2,477,483	17,411,246
*Canara Bank	722,143	6,927,628
*Central Bank Of India	300,296	1,078,878
*Century Enka, Ltd.	54,052	366,739
*Century Textiles & Industries, Ltd.	152,552	1,779,796
*Chambal Fertilizers & Chemicals, Ltd.	1,344,619	1,968,495
*Chillwinds Hotels, Ltd.	1,050	7,964
*City Union Bank, Ltd.	1,048,875	791,972
*Clariant Chemicals (India), Ltd.	2,398	35,101
Coromandel International, Ltd.	136,536	1,117,457
*Corp. Bank	52,412	628,943
*Cranes Software International, Ltd.	313,759	110,629
Dalmia Cement (Bharat), Ltd.	159,852	944,724
DCM Shriram Consolidated, Ltd.	271,065	356,156
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	998,299
*Dena Bank	99,442	196,606
*Development Credit Bank, Ltd.	169,815	169,091
*Dhanalakshmi Bank, Ltd.	36,681	124,925
*Dishman Pharmaceuticals & Chemicals, Ltd.	106,182	522,146
*DLF, Ltd.	691,014	4,800,236
Dr. Reddy’s Laboratories, Ltd.	125,556	3,547,741
*Dredging Corp Of India, Ltd.	34,424	455,336
E.I.D. - Parry (India), Ltd.	357,212	2,977,782
Edelweiss Capital, Ltd.	42,687	392,552
Eicher Motors, Ltd.	27,581	495,077
EIH, Ltd.	641,805	1,837,711
*Elder Pharmaceuticals, Ltd.	97,715	800,177
*Electrosteel Casings, Ltd.	524,675	584,891
Elgi Equipments, Ltd.	47,790	109,690
Escorts, Ltd.	388,991	1,556,922
*Essar Shipping Ports & Logistics, Ltd.	711,545	1,460,674
*Essel Propack, Ltd.	442,637	480,879
*Everest Industries, Ltd.	9,843	50,749
*Everest Kanto Cylinder, Ltd.	144,736	388,112
FAG Bearings (India), Ltd.	500	6,378

1318

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*FDC, Ltd.	179,858	$362,851
*Federal Bank, Ltd.	1,334,943	8,725,040
Financial Technologies (India), Ltd.	74,561	2,589,424
*Finolex Cables, Ltd.	537,055	695,110
*Finolex Industries, Ltd.	695,629	1,248,026
*Firstsource Solutions, Ltd.	462,206	317,310
*Fortis Healthcare, Ltd.	570,681	2,179,541
GAIL India, Ltd.	700,109	6,742,910
*Gammon India, Ltd.	385,639	1,907,096
*Gateway Distriparks, Ltd.	123,998	342,351
Geodesic, Ltd.	288,760	732,348
*Gitanjali Gems, Ltd.	513,757	1,317,793
*Godawari Power & Ispat, Ltd.	51,305	328,572
*Godfrey Phillips India, Ltd.	784	33,653
*Goetze (India), Ltd.	9,195	27,085
*Graphite India, Ltd.	329,318	762,380
Grasim Industries, Ltd.	9,626	588,809
*Great Eastern Shipping Co., Ltd.	805,619	5,950,588
*Great Offshore, Ltd.	100,237	1,049,311
*GTL Infrastructure, Ltd.	691,128	637,226
*GTL, Ltd.	350,140	3,187,918
*Gujarat Alkalies & Chemicals, Ltd.	421,803	1,105,710
Gujarat Fluorochemicals, Ltd.	157,890	588,668
*Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,735,688
*Gujarat State Fertilizers & Chemicals, Ltd.	445,889	2,585,598
Gujarat State Petronet, Ltd.	605,003	1,287,041
*Gulf Oil Corp., Ltd.	140,753	303,758
*H.E.G., Ltd.	129,459	1,072,647
*HBL Power Systems, Ltd.	370,370	316,032
HCL Infosystems, Ltd.	496,002	1,480,590
HCL Technologies, Ltd.	693,743	6,112,658
HDFC Bank, Ltd.	188,976	8,377,862
*HeidelbergCement India, Ltd.	447,554	542,648
*Hexaware Technologies, Ltd.	1,162,865	1,866,224
*Hikal, Ltd.	4,933	44,568
*Hindalco Industries, Ltd.	6,817,304	26,919,318
*Hinduja Global Solutions, Ltd.	65,909	678,374
*Hinduja Ventures, Ltd.	68,545	500,468
*Hindustan Construction Co., Ltd.	160,378	470,617
*Hotel Leelaventure, Ltd.	1,357,335	1,491,240
*Housing Development & Infrastructure, Ltd.	1,047,863	6,285,601
ICICI Bank, Ltd. Sponsored ADR	3,310,395	140,757,995
*ICSA (India), Ltd.	290,435	897,129
*IDBI Bank, Ltd.	2,354,413	6,614,132
*Idea Cellular, Ltd.	2,900,877	3,974,792
*IFCI, Ltd.	703,448	829,283
*India Cements, Ltd.	2,016,703	5,633,395
India Infoline, Ltd.	1,395,726	3,374,491
*Indiabulls Financial Services, Ltd.	1,556,730	5,339,610
*Indiabulls Real Estate, Ltd.	2,924,244	11,043,989
*Indiabulls Securities, Ltd.	6,234	4,549
Indian Bank	335,975	1,693,984
*Indian Hotels Co., Ltd.	3,531,468	8,501,342
*Indian Overseas Bank	995,564	2,138,789
*Indo Rama Synthetics (India), Ltd.	202,314	178,070
*IndusInd Bank, Ltd.	1,516,963	6,539,257
*INEIS ABS India, Ltd.	28,114	213,100
*Infotech Enterprises, Ltd.	10,576	92,055
Infrastructure Development Finance Co., Ltd.	2,790,613	10,641,076
*ING Vysya Bank, Ltd.	190,329	1,360,518
*Ingersoll-Rand India, Ltd.	10,081	80,597

1319

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Ipca Laboratories, Ltd.	276,905	$1,633,559
*ISMT, Ltd.	161,991	198,086
*Ispat Industries, Ltd.	1,799,861	806,539
*IVRCL Assets & Holdings, Ltd.	59,556	244,076
*IVRCL Infrastructures & Projects, Ltd.	2,864,100	11,573,859
*J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	759,451
*Jammu & Kashmir Bank, Ltd.	233,400	3,949,737
*JBF Industries, Ltd.	78,378	278,964
*Jet Airways (India), Ltd.	244,572	2,931,058
*Jindal Poly Films, Ltd.	41,936	365,965
*Jindal Saw, Ltd.	1,180,076	5,739,986
*JK Cement, Ltd.	83,518	344,917
*JK Lakshmi Cement, Ltd.	237,588	384,659
*JK Tyre & Industries, Ltd.	158,673	701,244
*JM Financial, Ltd.	114,495	92,511
*JSL, Ltd.	726,612	1,881,959
JSW Steel, Ltd.	1,091,845	29,874,742
Jubilant Organosys, Ltd.	228,068	1,719,255
*K.S.B. Pumps, Ltd.	3,721	37,215
*Kalpataru Power Transmission, Ltd.	1,000	24,298
*Kalyani Steels, Ltd.	85,188	541,835
*Karnataka Bank, Ltd.	466,505	1,427,586
*Karur Vysya Bank, Ltd.	135,412	1,473,289
*Karuturi Global, Ltd.	555,213	211,446
Kesoram Industries, Ltd.	204,223	1,622,879
Kirloskar Industries, Ltd.	438,360	1,731,305
*Kotak Mahindra Bank, Ltd.	74,000	1,211,749
*KS Oils, Ltd.	1,831,255	2,727,120
*Lakshmi Machine Works, Ltd.	3,835	173,887
*Lakshmi Vilas Bank, Ltd.	55,473	102,091
*Landmark Property Development Co., Ltd.	246,234	25,317
*LIC Housing Finance, Ltd.	317,938	6,813,575
*Madhucon Projects, Ltd.	154,578	567,056
Madras Cements, Ltd.	341,809	890,085
#*Mahanagar Telephone Nigam, Ltd. ADR	100,249	320,797
*Maharashtra Scooters, Ltd.	4,450	36,478
*Maharashtra Seamless, Ltd.	149,749	1,328,133
*Mahindra & Mahindra Financial Services, Ltd.	34,564	347,340
Mahindra & Mahindra, Ltd.	1,172,012	13,808,278
*Mahindra Lifespace Developers, Ltd.	116,230	1,221,660
*Manaksia, Ltd.	59,576	172,930
Maruti Suzuki India, Ltd.	322,636	9,229,060
Mastek, Ltd.	83,250	557,472
*McLeod Russel India, Ltd.	637,181	3,246,449
*Mercator Lines, Ltd.	1,524,731	2,013,670
Merck, Ltd.	29,241	415,412
*Monnet Ispat, Ltd.	117,684	1,134,708
*Moser Baer (India), Ltd.	1,516,872	2,507,168
MRF, Ltd.	17,453	2,768,782
*Mukand, Ltd.	324,653	483,948
*Nagarjuna Construction Co., Ltd.	1,407,751	6,028,667
*Nagarjuna Fertilizers & Chemicals, Ltd.	1,310,174	954,293
*Nahar Capital & Financial Services, Ltd.	50,449	86,636
*Nahar Spinning Mills, Ltd.	33,942	64,656
National Aluminium Co., Ltd.	92,623	848,843
*Nava Bharat Ventures, Ltd.	5,395	50,710
Navneet Publications (India), Ltd.	296,850	353,332
*NIIT Technologies, Ltd.	342,060	1,428,835
*NIIT, Ltd.	1,018,749	1,576,408
Nirma, Ltd.	374,728	1,729,799
*NOCIL, Ltd.	981,740	505,350

1320

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Noida Toll Bridge Co., Ltd.	475,115	$352,941
*OCL India, Ltd.	84,049	244,989
*OMAXE, Ltd.	179,372	379,943
*Oracle Financial Services Software, Ltd.	400	19,439
*Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	1,563,235
*Orient Paper & Industries, Ltd.	224,253	316,330
*Oriental Bank of Commerce	405,874	3,220,152
*Panacea Biotec, Ltd.	72,446	355,060
*Parsvnath Developers, Ltd.	365,608	1,015,218
Patel Engineering, Ltd.	17,847	182,027
*Patni Computer Systems, Ltd.	690,149	8,249,216
*Patni Computer Systems, Ltd. ADR	55,441	1,316,169
*Peninsula Land, Ltd.	166,015	275,516
*Petronet LNG, Ltd.	2,943,666	5,424,729
*Plethico Pharmaceuticals, Ltd.	35,619	306,072
Polaris Software Lab, Ltd.	396,842	1,628,719
Power Finance Corp, Ltd.	129,000	775,592
Prism Cement, Ltd.	403,741	534,392
*PSL, Ltd.	109,508	373,387
*PTC India, Ltd.	1,726,945	4,408,309
*Punj Lloyd, Ltd.	1,229,016	4,513,846
*Rain Commodities, Ltd.	215,083	852,439
*Ranbaxy Laboratories, Ltd.	996,377	9,889,533
*Raymond, Ltd.	340,181	1,802,320
REI Agro, Ltd.	1,058,470	1,122,698
*Rei Six Ten Retail, Ltd.	439,400	789,129
Reliance Capital, Ltd.	923,214	15,187,637
Reliance Communications, Ltd.	5,398,403	19,670,761
Reliance Industries, Ltd.	8,387,330	193,749,038
*Reliance Media World, Ltd.	20,606	28,800
*Reliance MediaWorks, Ltd.	60,906	284,438
*Reliance Power, Ltd.	3,653,954	13,230,107
Rolta India, Ltd.	1,217,326	5,117,600
*Ruchi Soya Industries, Ltd.	1,172,211	3,176,794
*S.Kumars Nationwide, Ltd.	1,242,979	2,010,207
*Sanghvi Movers, Ltd.	6,290	32,363
*SEAMEC, Ltd.	77,043	343,603
*Shipping Corp. of India, Ltd.	171,233	631,273
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	59,179	559,410
Shriram Transport Finance Co., Ltd.	63,638	806,400
*Simplex Infrastructures, Ltd.	1,570	16,778
*SKF India, Ltd.	15,701	162,136
*Sobha Developers, Ltd.	7,094	49,599
*Sona Koyo Steering Systems, Ltd.	118,568	52,869
*South Indian Bank, Ltd.	600,569	2,335,254
*SREI Infrastructure Finance, Ltd.	818,844	1,460,212
SRF, Ltd.	266,306	1,282,880
State Bank of India, Ltd.	482,143	24,803,136
*Sterling Biotech, Ltd.	449,228	1,146,799
*Sterlite Industries (India), Ltd. ADR	914,201	16,583,606
Sterlite Industries (India), Ltd. Series A	1,436,564	26,407,545
*Sterlite Technologies, Ltd.	871,755	1,991,314
*Strides Arcolab, Ltd.	126,300	939,901
*Sundaram Finance, Ltd.	2,976	27,285
Sundram Fastners, Ltd.	55,097	64,911
*Suzlon Energy, Ltd.	3,384,835	5,183,913
*Syndicate Bank	1,422,728	2,958,511
*Tanla Solutions, Ltd.	617,458	612,512
*Tata Chemicals, Ltd.	763,975	6,052,450
*Tata Communications, Ltd. ADR	20,500	246,000
Tata Investment Corp., Ltd.	57,960	659,334

1321

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Tata Motors, Ltd.	698,424	$13,531,404
Tata Steel, Ltd.	2,571,275	35,472,946
*Tata Tea, Ltd.	270,866	6,413,042
*Teledata Marine Solutions	267,258	206,348
*Time Technoplast, Ltd.	259,597	301,427
Transport Corp of India, Ltd.	62,728	176,234
*Trent, Ltd.	14,497	265,094
Triveni Engineering & Industries, Ltd.	240,000	601,590
*Tube Investments of India, Ltd.	642,055	1,370,772
TVS Motor Co., Ltd.	1,082,101	2,326,103
*Ucal Fuel Systems, Ltd.	18,195	33,856
*UCO Bank	190,461	293,348
*Unichem Laboratories, Ltd.	79,600	728,337
*Union Bank of India	797,003	5,564,258
*Unitech, Ltd.	236,181	443,339
*United Phosphorus, Ltd.	530,310	2,024,899
*Unity Infraprojects, Ltd.	123,415	315,654
*Usha Martin, Ltd.	1,017,075	2,168,075
*UTV Software Communications, Ltd.	3,058	29,692
*Vardhman Hotels, Ltd.	1,050	7,964
*Vardhman Textiles, Ltd.	97,658	577,748
*Varun Shipping Co., Ltd.	549,032	623,058
Videocon Industries, Ltd.	782,287	4,068,059
*Videsh Sanchar Nigam, Ltd.	727,705	4,397,631
*Vijaya Bank	150,292	180,006
*Walchandnagar Industries	77,633	400,107
*Welspun-Gujarat Stahl Rohren, Ltd.	206,876	1,254,354
*Wire & Wireless India, Ltd.	473,948	68,272
*Wockhardt, Ltd.	318,515	954,146
*Yes Bank, Ltd.	407,120	2,591,314
*Zee Entertainment Enterprises, Ltd.	1,188,271	8,065,821
*Zuari Industries, Ltd.	127,958	1,899,118
*Zylog Systems, Ltd.	6,889	61,811

TOTAL INDIA		1,132,037,861

INDONESIA — (2.7%)
*PT Agis Tbk	2,012,000	56,014
*PT AKR Corporindo Tbk	19,205,900	2,170,723
PT Aneka Tambang Tbk	18,602,500	4,953,567
*PT Asahimas Flat Glass Tbk	5,333,500	1,856,214
PT Astra International Tbk	3,094,900	15,993,091
*PT Bakrie & Brothers Tbk	683,539,250	5,203,671
*PT Bakrie Sumatera Plantations Tbk	25,374,500	1,376,815
*PT Bakrie Telecom Tbk	149,327,000	2,260,117
*PT Bakrieland Development Tbk	343,219,020	8,765,380
*PT Bank Bukopin Tbk	14,942,000	999,151
PT Bank Danamon Indonesia Tbk	3,705,803	2,350,757
PT Bank Negara Indonesia Persero Tbk	19,905,000	5,665,288
*PT Bank Pan Indonesia Tbk	121,357,326	16,940,020
*PT Barito Pacific Tbk	7,004,500	963,713
*PT Berlian Laju Tanker Tbk	69,965,733	5,111,282
*PT Bhakti Investama Tbk	60,568,175	5,381,614
*PT Budi Acid Jaya Tbk	14,289,000	379,543
PT Bumi Resources Tbk	203,907,500	52,330,845
*PT Central Proteinaprima Tbk	178,071,500	971,101
*PT Charoen Pokphand Indonesia Tbk	22,653,666	7,461,148
*PT Ciputra Development Tbk	38,368,000	3,727,010
*PT Ciputra Surya Tbk	17,718,000	1,352,914
*PT Clipan Finance Indonesia Tbk	3,636,000	130,203
*PT Darma Henwa Tbk	127,218,300	1,450,470
*PT Davomas Adabi Tbk	139,739,500	1,441,732

1322

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Dynaplast Tbk	3,040,000	$345,684
*PT Elnusa Tbk	964,000	54,682
*PT Energi Mega Persada Tbk	242,527,782	3,890,782
*PT Ever Shine Textile Tbk	19,347,215	120,196
*PT Gajah Tunggal Tbk	420,000	47,856
PT Global Mediacom Tbk	96,453,500	4,288,840
*PT Gozco Plantations Tbk	6,032,000	280,552
*PT Great River International Tbk	1,788,000	—
PT Gudang Garam Tbk	6,628,500	20,111,963
*PT Hero Supermarket Tbk	220,000	134,236
*PT Indah Kiat Pulp and Paper Corp. Tbk	26,532,500	6,746,151
PT Indofood Sukses Makmur Tbk	23,548,500	10,046,859
PT International Nickel Indonesia Tbk	35,816,500	19,445,338
*PT Intiland Development Tbk	407,500	49,378
*PT Jaya Real Property Tbk	25,528,000	2,466,464
PT Kalbe Farma Tbk	1,510,500	344,271
*PT Kawasan Industry Jababeka Tbk	187,435,000	2,608,223
*PT Lautan Luas Tbk	2,102,000	191,052
*PT Lippo Karawaci Tbk	131,184,250	8,422,351
*PT Matahari Putra Prima Tbk	35,296,900	4,143,770
*PT Mayorah Indah Tbk	8,807,572	4,801,273
*PT Medco Energi International Tbk	28,604,500	9,208,447
*PT Mitra Rajasa Tbk	12,508,500	447,035
*PT Panasia Indosyntec Tbk	403,200	10,512
*PT Panin Financial Tbk	183,439,000	4,406,526
*PT Panin Insurance Tbk	30,688,500	1,272,286
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	433,000	458,147
*PT Ramayana Lestari Sentosa Tbk	9,283,000	866,495
*PT Sampoerna Agro Tbk	1,385,000	409,684
*PT Samudera Indonesia Tbk	415,500	164,586
PT Selamat Sempurna Tbk	10,624,000	1,567,553
*PT Sentul City Tbk	10,546,000	187,670
PT Sinar Mas Agro Resources & Technology Tbk	8,067,900	3,561,281
*PT Sorini Agro Asia Corporindo Tbk	5,753,500	1,038,365
*PT Summarecon Agung Tbk	60,663,000	6,476,529
*PT Sunson Textile Manufacturer Tbk	6,012,000	160,071
*PT Surya Dumai Industri Tbk	5,145,000	—
*PT Surya Toto Indonesia Tbk	46,400	43,754
*PT Suryainti Permata Tbk	17,378,000	171,582
*PT Tigaraksa Satria Tbk	165,200	6,048
*PT Timah Tbk	16,420,500	4,833,256
*PT Trimegah Sec Tbk	34,298,000	532,696
*PT Truba Alam Manunggal Engineering Tbk	129,244,500	1,799,829
PT Tunas Ridean Tbk	11,363,500	3,511,441
*PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	980,607
*PT Unggul Indah Cahaya Tbk	371,435	83,340
*PT Wijaya Karya Tbk	173,000	8,102

TOTAL INDONESIA		280,038,146

ISRAEL — (1.8%)
*Alvarion, Ltd.	740,379	2,799,171
*Ashtrom Properties, Ltd.	129,484	239,060
*AudioCodes, Ltd.	8,081	32,924
*Azorim Investment Development & Construction Co., Ltd.	13,397	65,887
*Bank Hapoalim B.M.	9,381,586	37,771,747
*Bank Leumi Le-Israel B.M.	8,608,708	36,762,416
*Bank of Jerusalem, Ltd.	70,475	151,568
*Baran Group, Ltd.	97,587	707,602
Blue Square-Israel, Ltd.	57,074	732,853
Clal Industries & Investments, Ltd.	862,760	6,012,891
*Clal Insurance Enterprise Holdings, Ltd.	257,315	6,126,163

1323

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Delta-Galil Industries, Ltd.	—	$3
*Direct Insurance - I.D.I. Insurance Co., Ltd.	26,799	65,449
Discount Investment Corp.	168,564	3,875,907
*Elbit Medical Imaging, Ltd.	134,359	2,821,144
*Electra (Israel), Ltd.	15,789	1,697,115
*Electra Real Estate, Ltd.	—	1
*Elron Electronic Industries, Ltd.	274,219	1,941,498
*Feuchtwanger Investments, Ltd.	10,500	34
*First International Bank of Israel, Ltd. (6123804)	570,205	2,036,472
*First International Bank of Israel, Ltd. (6123815)	284,195	5,150,627
*Formula Systems, Ltd.	81,043	1,024,081
*Formula Vision Technologies, Ltd.	—	—
*Frutarom Industries, Ltd.	159,333	1,416,745
*Granite Hacarmel Investments, Ltd.	140,267	342,466
*Hadera Paper, Ltd.	25,544	2,067,876
*Harel Insurance Investments & Finances, Ltd.	104,509	5,671,326
Israel Cold Storage & Supply Co., Ltd.	7,000	72,523
*Israel Discount Bank, Ltd.	1,025,206	2,091,383
*Israel Petrochemical Enterprises, Ltd.	76,262	311,336
*Israel Steel Mills, Ltd.	97,000	1,015
Ituran Location & Control, Ltd.	47,663	726,796
*Jerusalem Oil Exploration, Ltd.	33,870	607,324
*Kardan Israel, Ltd.	2,237	4,043
*Knafaim Arkia Holdings, Ltd.	110,791	558,537
Koor Industries, Ltd.	111,976	2,815,677
*Liberty Properties, Ltd.	3,457	40,106
*Magal Security Systems, Ltd.	16,953	63,751
Makhteshim-Agan Industries, Ltd.	578,190	2,426,888
*Mellanox Technologies, Ltd.	7,083	178,614
*Menorah Mivtachim Holdings, Ltd.	231,727	3,058,449
Merhav-Ceramic & Building Materials Center, Ltd.	32,832	73,365
*Migdal Insurance & Financial Holdings, Ltd.	3,096,089	6,277,603
*Miloumor, Ltd.	97,997	6,835
*Minrav Holdings, Ltd.	2,000	138,664
*Mivtach Shamir Holdings, Ltd.	42,025	1,448,371
*Mizrahi Tefahot Bank, Ltd.	1,255,222	11,161,225
*Naphtha Israel Petroleum Corp.	146,351	621,160
*NICE Systems, Ltd. Sponsored ADR	212,385	6,755,967
*OCIF Investments and Development, Ltd.	3,706	14,630
Oil Refineries, Ltd.	10,034,026	6,206,854
Ormat Industries, Ltd.	1,031,683	8,219,252
*Phoenix Holdings, Ltd. (The)	230,071	748,697
*RADVision, Ltd.	62,812	403,725
*Retalix, Ltd.	225,650	2,875,927
*Scailex Corp, Ltd.	416,611	8,895,482
Team Computer & Systems, Ltd.	2,615	71,469
*Union Bank of Israel, Ltd.	446,368	2,092,058

TOTAL ISRAEL		188,480,752

MALAYSIA — (3.6%)
*A&M Realty Berhad	720,700	138,421
Affin Holdings Berhad	9,611,900	9,019,645
*Airasia Berhad	5,464,800	2,302,432
Alliance Financial Group Berhad	11,988,000	11,684,457
*AMBD Berhad	927,567	139,986
AMMB Holdings Berhad	21,831,262	33,897,062
Ann Joo Resources Berhad	2,857,200	2,546,468
*APM Automotive Holdings Berhad	1,068,100	1,468,908
Apollo Food Holdings Berhad	109,000	99,300
*Asas Dunia Berhad	350,000	81,655
*Asia Pacific Land Berhad	5,644,300	520,249

1324

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Axiata Group Berhad	1,074,850	$1,309,135
*Bandar Raya Developments Berhad	4,087,800	2,273,981
Batu Kawan Berhad	2,242,250	7,517,373
Berjaya Corp. Berhad	17,757,880	9,436,734
Berjaya Land Berhad	3,305,000	4,392,283
*Berjaya Media Berhad	425,300	120,828
Bimb Holdings Berhad	2,170,800	901,736
*Bina Darulaman Berhad	60,800	18,031
*Bolton Properties Berhad	1,277,400	283,761
Boustead Holdings Berhad	4,738,580	5,294,641
*Cahya Mata Sarawak Berhad	1,545,200	1,188,451
*Chemical Co. of Malaysia Berhad	311,000	217,462
Chin Teck Plantations Berhad	304,700	744,804
*Country Heights Holdings Berhad	37,300	8,003
*CSC Steel Holdings Berhad	1,211,200	732,513
*Cycle & Carriage Bintang Berhad	241,300	392,818
*Datuk Keramik Holdings Berhad	127,000	—
*Dijaya Corp. Berhad	714,500	252,684
DNP Holdings Berhad	1,861,100	752,288
DRB-Hicom Berhad	9,932,000	3,463,270
*Eastern & Oriental Berhad	7,752,915	2,371,536
*Eastern Pacific Industrial Corp. Berhad	497,700	246,551
*ECM Libra Avenue Berhad	7,043,530	1,614,814
EON Capital Berhad	3,626,007	8,024,550
*Esso Malaysia Berhad	954,100	810,544
*Evergreen Fibreboard Berhad	641,000	316,732
*Far East Holdings Berhad	388,800	793,003
*Fountain View Development Berhad	2,573,200	—
*General Corp. Berhad	1,681,400	851,173
Genting Plantations Berhad	788,200	1,671,689
Glomac Berhad	1,706,800	729,373
*Gold Is Berhad	2,412,900	1,050,746
*Gula Perak Berhad	50	1
*GuocoLand (Malaysia) Berhad	522,800	167,460
*Hap Seng Consolidated Berhad	2,582,300	2,264,032
*Hap Seng Plantations Holdings Berhad	1,701,400	1,299,422
Hong Leong Financial Group Berhad	1,876,137	5,091,710
Hong Leong Industries Berhad	1,225,800	1,762,402
*Hubline Berhad	1,629,600	98,725
Hunza Properties Berhad	1,033,300	394,671
Hwang-DBS (Malaysia) Berhad	908,700	481,277
IGB Corp. Berhad	11,559,000	6,616,557
IJM Corp. Berhad	15,038,680	23,154,782
*IJM Land Berhad	3,923,300	2,835,819
*Insas Berhad	4,347,408	776,356
*Jaks Resources Berhad	3,438,000	856,413
*Jaya Tiasa Holdings Berhad	1,192,135	1,366,601
Jerneh Asia Berhad	544,220	512,758
*K & N Kenanga Holdings Berhad	2,220,800	602,612
*Karambunai Corp. Berhad	6,839,800	138,032
*Keck Seng (Malaysia) Berhad	1,663,400	2,777,760
*Kian Joo Can Factory Berhad	3,566,680	1,373,985
*KIG Glass Industrial Berhad	260,000	2,449
Kim Loong Resources Berhad	324,800	209,251
*Kinsteel Berhad	6,960,700	2,178,861
KLCC Property Holdings Berhad	6,330,700	6,375,301
*KNM Group Berhad	10,061,700	1,669,850
*Knusford Berhad	139,300	61,459
KPJ Healthcare Berhad	2,034,950	1,849,694
KrisAssets Holdings Berhad	250,377	232,500
*KSL Holdings Berhad	256,566	116,679

1325

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Kub Malaysia Berhad	5,214,000	$774,398
Kulim Malaysia Berhad	2,761,625	6,384,977
*Kumpulan Hartanah Selangor Berhad	520,000	74,224
*Kumpulan Perangsang Selangor Berhad	1,128,400	502,718
Kwantas Corp. Berhad	246,000	139,363
*Landmarks Berhad	4,118,808	1,534,423
Leader Universal Holdings Berhad	5,383,033	1,628,120
*Lion Corp Berhad	7,984,307	816,285
Lion Diversified Holdings Berhad	5,448,100	740,576
Lion Industries Corp. Berhad	7,130,681	3,900,853
*MAA Holdings Berhad	888,700	196,208
Malaysia Airports Holdings Berhad	161,600	250,227
*Malaysia Building Society Berhad	815,000	293,762
Malaysian Bulk Carriers Berhad	1,148,225	1,114,199
*Malaysian Mosaics Berhad	293,040	130,208
*Malaysian Resources Corp. Berhad	75,000	36,421
MBM Resources Berhad	487,533	431,066
*Measat Global Berhad	2,643,100	2,197,687
*Mega First Corp. Berhad	1,101,700	578,276
*Merge Housing Berhad	63,162	8,925
*Metro Kajang Holdings Berhad	562,099	232,394
*Metroplex Berhad	817,000	—
*MISC Berhad	330,240	922,200
*MK Land Holdings Berhad	10,344,500	1,092,191
MMC Corp. Berhad	10,879,779	8,447,110
*MNRB Holdings Berhad	1,150,800	1,052,864
*MTD ACPI Engineering Berhad	74,200	11,112
*Muhibbah Engineering Berhad	4,845,400	1,491,782
MUI Properties Berhad	670,000	30,690
*Mulpha International Berhad	33,546,200	5,270,858
MWE Holdings Berhad	270,000	83,485
Naim Holdings Berhad	1,130,000	1,204,445
*NCB Holdings Berhad	2,447,800	2,567,572
Negri Sembilan Oil Palms Berhad	167,600	235,200
*NV Multi Corp. Berhad	165,700	39,502
Oriental Holdings Berhad	3,044,816	5,782,224
Oriental Interest Berhad	165,000	69,806
*OSK Holdings Berhad	6,549,647	2,925,740
*OSK Ventures International Berhad	793,897	143,693
*P.I.E. Industrial Berhad	323,600	454,348
*Pacific & Orient Berhad	283,365	112,921
Panasonic Manufacturing Malaysia Berhad	383,380	2,032,740
*ParaCorp Berhad	252,000	791
*Paramount Corp. Berhad	203,900	234,775
PBA Holdings Berhad	1,502,500	424,553
*Pelikan International Corp. Berhad	4,130,320	1,577,496
*Permaju Industries Berhad	1,703,300	212,043
Petronas Dagangan Berhad	318,700	903,767
PJ Development Holdings Berhad	2,768,800	679,197
*POS Malaysia Berhad	3,546,617	3,195,711
PPB Group Berhad	6,909,766	38,448,675
*Prime Utilities Berhad	39,000	1,102
Protasco Berhad	282,200	90,881
*Proton Holdings Berhad	3,786,000	5,665,706
*Pulai Springs Berhad	159,800	32,868
*Ramunia Holdings Berhad	2,434,736	292,492
Ranhill Berhad	3,026,600	701,160
*RCE Capital Berhad	2,137,200	437,630
RHB Capital Berhad	5,561,200	10,727,168
*Salcon Berhad	574,000	128,260
*Sarawak Oil Palms Berhad	391,820	347,040

1326

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Scientex, Inc. Berhad	645,048	$291,839
*Scomi Group Berhad	13,422,000	1,892,216
*Selangor Dredging Berhad	1,312,700	224,080
Shangri-La Hotels (Malaysia) Berhad	738,000	483,086
Shell Refining Co. Federation of Malaysia Berhad	217,100	733,194
*SHL Consolidated Berhad	1,008,700	384,855
*Sino Hua-An International Berhad	2,168,400	301,714
Southern Steel Berhad	1,500,500	1,120,179
Subur Tiasa Holdings Berhad	460,530	313,835
Sunrise Berhad	4,434,634	3,002,167
*Sunway City Berhad	3,565,000	4,340,336
*Sunway Holdings Berhad	4,319,400	2,054,454
Suria Capital Holdings Berhad	590,800	279,947
*Ta Ann Holdings Berhad	193,300	344,665
*TA Enterprise Berhad	14,799,300	3,176,414
*TA Global Berhad (B3X17H6)	8,465,879	1,110,399
*TA Global Berhad (B4LM6X7)	8,465,879	845,589
*Tahp Group Berhad	27,000	29,326
*Talam Corp. Berhad	17,833,050	778,354
*Tamco Corp. Holdings Berhad	71	1
*Tan Chong Motor Holdings Berhad	5,244,500	7,528,052
*TDM Berhad	1,059,200	638,554
*Tebrau Teguh Berhad	5,320,066	1,045,692
*Time Dotcom Berhad	16,781,400	2,466,166
*Tiong Nam Transport Holdings Berhad	141,500	37,268
*Titan Chemicals Corp. Berhad	4,035,900	1,634,786
*Tradewinds (Malaysia) Berhad	879,400	886,498
*Tradewinds Corp. Berhad	5,413,100	1,066,057
UAC Berhad	77,398	86,865
UMW Holdings Berhad	2,107,286	4,166,200
*Unico-Desa Plantations Berhad	4,120,228	1,230,964
*Unisem (M) Berhad	4,515,600	4,864,663
United Malacca Rubber Estates Berhad	577,100	1,418,453
United Plantations Berhad	617,400	2,731,054
VS Industry Berhad	1,337,193	542,289
*WCT Berhad	1,235,300	1,132,754
*WTK Holdings Berhad	4,386,550	1,784,635
*Yeo Hiap Seng (Malaysia) Berhad	355,320	157,676
YTL Cement Berhad	11,100	15,008
YTL Corp. Berhad	6,072,572	14,077,141
*Yu Neh Huat Berhad	4,969,246	2,745,984
*Zelan Berhad	4,989,300	952,909

TOTAL MALAYSIA		377,900,935

MEXICO — (6.1%)
#Alfa S.A.B. de C.V. Series A	4,088,867	31,881,357
#*Alsea de Mexico S.A.B. de C.V.	2,618,100	2,808,999
#*Axtel S.A.B. de C.V.	5,663,540	3,905,334
#*Bolsa Mexicana de Valores S.A. de C.V.	1,403,300	2,382,097
*Carso Infraestructura y Construccion S.A.B. de C.V.	57,500	37,361
#*Cemex S.A.B. de C.V. Sponsored ADR	9,390,578	111,560,067
*Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	266,807	18,676,490
#*Consorcio ARA S.A.B. de C.V.	10,348,200	7,144,080
#*Corporacion GEO S.A.B. de C.V. Series B	5,771,482	18,276,926
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	840,284
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	956
Corporativo Fragua S.A.B. de C.V. Series B	70	580
#*Desarrolladora Homex S.A.B. de C.V.	1,653,700	8,007,764
*Desarrolladora Homex S.A.B. de C.V. ADR	89,700	2,596,815
*Dine S.A.B. de C.V.	1,028,367	609,724
*El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	113,708

1327

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MEXICO — (Continued)
El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	$1,774,810
#Embotelladora Arca S.A.B. de C.V.	1,584,500	5,984,223
*Empaques Ponderosa S.A. de C.V. Series B	90,000	6,579
#*Empresas ICA S.A.B. de C.V.	2,318,272	6,111,889
*Empresas ICA S.A.B. de C.V. Sponsored ADR	1,118,155	11,818,898
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	6,822,335
#*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,360,037	64,370,551
*GMD Resorts S.A.B. de C.V.	41,400	13,114
*Gruma S.A.B. de C.V. ADR	15,222	111,425
#*Gruma S.A.B. de C.V. Series B	833,000	1,535,796
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	613,500	1,160,504
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR	31,318	474,468
*Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	584,789	20,707,378
#*Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	4,054,651
#*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	220,143	12,182,714
#Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	38,696,202
*Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	9,905,850
#*Grupo Famsa S.A.B. de C.V.	1,918,478	3,521,501
#Grupo Financiero Banorte S.A.B. de C.V.	10,027,360	40,313,860
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,260,033	27,834,780
*Grupo Gigante S.A.B. de C.V. Series B	324,076	508,004
*Grupo Herdez S.A.B. de C.V.	319,000	473,360
Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	2,436,265
*Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	1,101,853
*Grupo Iusacell S.A.B. de C.V.	147,860	576,441
*Grupo Kuo S.A.B. de C.V. Series B	2,038,967	2,599,994
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	38,774
#Grupo Mexico S.A.B. de C.V. Series B	24,866,224	65,617,870
*Grupo Posadas S.A. de C.V. Series L	356,000	453,954
*Grupo Qumma S.A. de C.V. Series B	5,301	77
#*Grupo Simec, S.A. de C.V.	1,253,200	3,505,469
#*Grupo Simec, S.A. de C.V. Sponsored ADR	8,200	68,552
#*Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,487,363
#*Industrias CH S.A.B. de C.V. Series B	2,810,192	11,802,475
#Industrias Penoles S.A.B. de C.V.	445,975	9,472,067
*Maxcom Telecomunicaciones S.A.B. de C.V.	400,181	261,646
#*Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	43,217,465
*Qualitas Compania de Seguros S.A. de C.V.	2,048,200	1,414,014
#*SARE Holding S.A. de C.V.	3,301,100	1,131,446
*Savia S.A. de C.V.	3,457,285	224,640
Telmex Internacional S.A.B. de C.V. ADR	527,631	10,077,752
*Urbi Desarrollos Urbanos S.A.B. de C.V.	5,559,050	12,935,636
*Vitro S.A.B. de C.V.	1,896,658	1,671,404

TOTAL MEXICO		637,320,591

PHILIPPINES — (0.8%)
A. Soriano Corp.	20,195,000	1,023,611
Alaska Milk Corp.	7,953,000	1,535,409
Alsons Consolidated Resources, Inc.	16,904,000	358,446
Bacnotan Consolidated Industries, Inc.	2,551,998	596,959
Banco de Oro Unibank, Inc.	7,364,320	6,900,486
*Benpres Holdings Corp.	25,704,000	1,964,411
Cebu Holdings, Inc.	7,590,250	365,628
*China Banking Corp.	8,796	72,978
*Digital Telecommunications Phils., Inc.	80,319,000	2,401,890
*DMCI Holdings, Inc.	14,082,280	5,332,568
*Empire East Land Holdings, Inc.	37,000,000	347,146
*Export & Industry Bank, Inc.	14,950	87
*Filinvest Land, Inc.	168,982,031	3,639,480
*Filipina Water Bottling Corp.	5,471,786	—
First Philippines Holdings Corp.	3,810,100	4,712,567

1328

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Macroasia Corp.	1,663,000	$106,544
*Megaworld Corp.	176,933,600	5,226,608
Metro Bank & Trust Co.	8,451,855	9,948,878
*Mondragon International Philippines, Inc.	2,464,000	6,928
*Philippine National Bank	3,866,918	2,663,223
*Philippine National Construction Corp.	398,900	43,963
*Philippine Realty & Holdings Corp.	5,860,000	84,783
Philippine Savings Bank	1,232,313	1,438,034
*Philippine Townships, Inc.	226,200	24,167
*Prime Media Holdings, Inc.	330,000	12,601
*Prime Orion Philippines, Inc.	12,310,000	121,126
*Rizal Commercial Banking Corp.	4,481,648	2,048,054
*Robinson's Land Corp. Series B	17,781,700	6,028,801
Security Bank Corp.	2,362,810	3,144,912
Shang Properties, Inc.	614,285	25,309
*SM Development Corp.	34,351,997	5,092,789
*Solid Group, Inc.	10,648,000	189,653
*Union Bank Of Philippines	2,567,094	2,613,691
*Universal Robina Corp.	16,573,345	9,445,408
Vista Land & Lifescapes, Inc.	45,259,868	1,921,115

TOTAL PHILIPPINES		79,438,253

POLAND — (1.9%)
*Agora SA	559,848	4,946,066
*Amica SA	31,101	428,470
Asseco Poland SA (5978953)	490,586	9,400,251
*Asseco Poland SA (B67R6N0)	24,167	466,413
*Bank Handlowy w Warszawie SA	83,949	2,299,411
*Bank Millennium SA	7,878,968	12,908,505
*Bank Przemyslowo Handlowy BPH SA	72,355	1,738,092
*Bioton SA	31,475,429	2,342,003
*BOMI SA	121,150	612,067
*Boryszew SA (B07DNZ7)	92,000	64,889
*Boryszew SA (B4LJKF8)	1,644,644	1,082,204
*Ciech SA	176,009	1,952,368
*Debica SA	111,346	3,049,939
*Dom Development SA	46,421	952,655
*Dom Maklerski IDM SA	1,236,710	1,097,158
*Echo Investment SA	2,412,970	3,734,399
*Emperia Holding SA	17,706	481,115
*Farmacol SA	5,526	79,779
*Gant Development SA	24,385	209,020
*Getin Holdings SA	1,681,394	6,183,085
*Grupa Kety SA	126,858	5,056,804
*Grupa Lotos SA	970,047	10,785,516
*Impexmetal SA	5,899,609	7,839,430
*ING Bank Slaski SA	4,428	1,165,154
KGHM Polska Miedz SA	589,294	21,977,328
*Koelner SA	133,110	630,584
*Kredyt Bank SA	619,815	3,287,286
*LC Corp. SA	1,737,902	902,669
*MCI Management SA	50,000	112,966
*MNI SA	196,542	258,007
*Mostostal Warszawa SA	1,910	47,099
*Netia Holdings SA	3,441,202	5,731,716
*Orbis SA	541,449	7,411,839
*Pfleiderer Grajewo SA	55,572	177,198
*Pol-Aqua SA	12,548	95,195
*Polnord SA	129,030	1,826,553
*Polska Grupa Farmaceutyczna SA	1,548	24,049
*Polski Koncern Naftowy Orlen SA	5,310,008	69,944,404

1329

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	349,860	$2,527,612
*Stalexport SA	989,216	625,854
*Sygnity SA	144,485	817,700
*Synthos SA	9,098,514	5,433,133
Zaklady Azotowe Pulawy SA	12,655	286,091
*Zaklady Azotowe w Tarnowie-Moscicach SA	18,179	102,598
*Zaklady Chemiczne Police SA	8,000	16,980

TOTAL POLAND		201,111,654

RUSSIA — (4.4%)
*Gazprom OAO Sponsored ADR	13,511,358	310,169,635
*Lukoil OAO Sponsored ADR	2,257,507	126,982,766
*Magnitogorsk Iron & Steel Works Sponsored GDR	51,321	693,142
*RusHydro Sponsored ADR	643,944	3,689,970
*Surgutneftegaz Sponsored ADR	2,583,456	24,450,703

TOTAL RUSSIA		465,986,216

SOUTH AFRICA — (7.8%)
ABSA Group, Ltd.	2,880,669	54,585,389
Adcorp Holdings, Ltd.	403,266	1,447,580
*Advtech, Ltd.	61,000	50,138
*Aeci, Ltd.	1,635,500	14,852,507
Afgri, Ltd.	4,163,488	3,849,876
African Bank Investments, Ltd.	3,883,766	18,475,643
*African Oxygen, Ltd.	483,214	1,515,319
African Rainbow Minerals, Ltd.	1,051,158	27,791,167
*Allied Electronics Corp., Ltd.	540,180	2,036,108
*ArcelorMittal South Africa, Ltd.	1,181,832	13,511,087
*Argent Industrial, Ltd.	1,272,940	1,585,089
*Argility, Ltd.	130,947	—
AST Group, Ltd.	1,842,229	245,498
Aveng, Ltd.	3,648,743	18,303,099
AVI, Ltd.	3,706,786	12,051,618
*Avusa, Ltd.	433,729	1,156,183
#Barloworld, Ltd.	2,477,983	16,428,924
*Basil Read Holdings, Ltd.	47,439	86,269
*Bell Equipment, Ltd.	411,045	645,777
Bidvest Group, Ltd.	140,005	2,566,626
*Blue Label Telecoms, Ltd.	80,000	55,263
Brait SA	206,315	586,218
Business Connexion Group	641,608	533,686
Capitec Bank Holdings, Ltd.	153,767	2,112,578
*Cashbuild, Ltd.	3,848	38,288
Caxton & CTP Publishers & Printers, Ltd.	3,015,054	6,038,149
*Cipla Medpro South Africa, Ltd.	3,320,095	2,513,268
*Corpgro, Ltd.	579,166	—
Data Tec, Ltd.	2,446,932	11,184,165
*Datacentrix Holdings, Ltd.	797,381	448,747
Delta EMD, Ltd.	234,340	433,902
Dimension Data Holdings P.L.C.	2,863,946	3,986,506
Discovery Holdings, Ltd.	69	334
Distell Group, Ltd.	381,096	3,422,768
*Distribution & Warehousing Network, Ltd.	216,722	235,537
#*Durban Roodeport Deep, Ltd.	1,462,175	755,277
ElementOne, Ltd.	391,810	623,268
*Eqstra Holdings, Ltd.	1,046,627	845,791
Exxaro Resources, Ltd.	421	6,974
FirstRand, Ltd.	4,353,231	11,960,481
Foschini, Ltd.	17,269	158,664
Freeworld Coatings, Ltd.	2,157,475	2,965,661
Gold Fields, Ltd.	487,041	6,486,260

1330

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
#Gold Fields, Ltd. Sponsored ADR	5,716,550	$76,830,432
*Gold Reef Resorts, Ltd.	395,634	981,308
Grindrod, Ltd.	3,106,069	6,865,872
*Group Five, Ltd.	465,209	2,333,210
Harmony Gold Mining Co., Ltd.	2,923,251	28,494,641
#Harmony Gold Mining Co., Ltd. Sponsored ADR	1,392,939	13,609,014
*Highveld Steel and Vanadium Corp., Ltd.	191,670	2,135,257
Hudaco Industries, Ltd.	162,006	1,618,029
*Hulamin, Ltd.	882,088	1,262,233
*Iliad Africa, Ltd.	90,323	105,737
Illovo Sugar, Ltd.	1,208,771	4,756,106
Impala Platinum Holdings, Ltd.	181,958	5,102,971
Imperial Holdings, Ltd.	1,354,335	18,123,223
Investec, Ltd.	2,346,934	19,690,040
*JCI, Ltd.	4,289,448	—
JD Group, Ltd.	1,488,772	8,971,249
Lewis Group, Ltd.	1,180,721	9,842,461
Liberty Holdings, Ltd.	1,449,071	14,905,085
M Cubed Holdings, Ltd.	1,850,526	50,106
Medi-Clinic Corp., Ltd.	2,442,886	8,798,380
Merafe Resources, Ltd.	17,016,521	4,157,850
*Metair Investments, Ltd.	1,650,332	1,693,127
*Metorex, Ltd.	3,338,600	1,895,949
*Metropolitan Holdings, Ltd.	8,819,158	19,911,880
Mondi, Ltd.	1,322,281	9,265,695
Murray & Roberts Holdings, Ltd.	175,083	990,214
*Mvelaphanda Group, Ltd.	4,125,843	4,985,748
Nampak, Ltd.	5,935,508	14,583,445
Nedbank Group, Ltd.	2,742,434	49,542,334
#Northam Platinum, Ltd.	1,101,749	7,799,498
*Omnia Holdings, Ltd.	555,232	4,870,993
Palabora Mining Co., Ltd.	192,276	3,373,662
*Peregrine Holdings, Ltd.	1,366,171	2,372,112
*Pioneer Foods, Ltd.	30,507	162,431
PSG Group, Ltd.	1,192,717	4,534,295
*Randgold & Exploration Co., Ltd.	256,811	—
Redefine Properties, Ltd.	32,990	35,191
Reunert, Ltd.	345,609	2,688,043
Sanlam, Ltd.	28,700,406	93,412,980
*Sappi, Ltd.	3,781,281	15,785,346
#*Sappi, Ltd. Sponsored ADR	773,119	3,262,562
Sasol, Ltd. Sponsored ADR	704,259	28,628,128
*Sentula Mining, Ltd.	404,520	165,617
*Simmer & Jack Mines, Ltd.	1,049,068	189,062
Spur Corp., Ltd.	371,715	637,289
Standard Bank Group, Ltd.	1,147,053	17,440,616
Stefanutti Stocks Holdings, Ltd.	19,889	31,730
Steinhoff International Holdings, Ltd.	12,351,279	33,792,959
*Super Group, Ltd.	5,017,059	498,669
Telkom South Africa, Ltd.	2,104,916	10,458,530
*Telkom South Africa, Ltd. Sponsored ADR	5,288	106,183
*Tongaat-Hulett, Ltd.	193,812	2,710,322
*Trans Hex Group, Ltd.	34,840	17,271
Trencor, Ltd.	1,468,675	6,344,397
UCS Group, Ltd.	1,547,424	433,257
Value Group, Ltd.	976,777	475,425
*Zeder Investments, Ltd.	845,529	239,244

TOTAL SOUTH AFRICA		818,543,090

SOUTH KOREA — (11.3%)
#Aekyung Petrochemical Co., Ltd.	25,450	414,662

1331

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Asia Cement Manufacturing Co., Ltd.	28,888	$1,317,225
#Asia Paper Manufacturing Co., Ltd.	34,410	432,263
*Asiana Airlines, Inc.	677,300	3,600,446
#*Basic House Co., Ltd. (The)	100,340	783,522
#Bing Grae Co., Ltd.	29,190	1,292,371
#*BNG Steel Co., Ltd.	55,130	549,932
*Boo Kook Securities Co., Ltd.	27,705	490,269
#Boryung Pharmaceutical Co., Ltd.	34,556	496,957
Busan Bank	917,340	9,762,797
BYC Co., Ltd.	810	112,804
Byuck San Corp.	10,472	98,977
*Byuck San Engineering and Construction Co., Ltd.	87,860	178,356
Cheil Industrial, Inc.	53,986	3,869,994
#*Chin Hung International, Inc.	1,522,360	720,863
#Chong Kun Dang Pharmaceutical Corp.	42,960	695,405
#Choongwae Pharmaceutical Corp.	53,015	874,022
#Chosun Refractories Co., Ltd.	10,390	528,649
#Chungho Comnet Co., Ltd.	24,590	224,564
#CJ Cheiljedang Corp.	37,817	7,520,227
#CJ Corp.	133,605	7,720,621
#*Cosmochemical Co., Ltd.	47,640	294,793
Crown Confectionery Co., Ltd.	3,342	250,423
Dae Dong Industrial Co., Ltd.	17,410	450,821
#*Dae Sang Corp.	158,432	1,123,129
#Dae Won Kang Up Co., Ltd.	318,816	772,066
*Daechang Co., Ltd.	9,700	18,191
Daeduck Electronics Co., Ltd.	246,280	1,318,161
#Daeduck Industries Co., Ltd.	128,410	1,281,379
Daegu Bank Co., Ltd.	883,822	11,681,735
*Daegu Department Store Co., Ltd.	55,901	586,692
#Daehan Flour Mills Co., Ltd.	8,122	1,076,395
#Daehan Steel Co., Ltd.	73,180	740,905
Daehan Synthetic Fiber Co., Ltd.	5,193	330,244
Daekyo Co., Ltd.	346,480	1,822,123
Daelim Industrial Co., Ltd.	187,104	10,627,017
Daelim Trading Co., Ltd.	31,734	122,734
#Daesang Holdings Co., Ltd.	113,486	333,084
#Daesung Industrial Co., Ltd.	9,562	709,767
#Daewoo Engineering & Construction Co., Ltd.	951,350	8,850,581
#*Daewoo Motor Sales Corp.	341,527	719,742
*Daewoong Co., Ltd.	17,680	292,873
Dahaam E-Tec Co., Ltd.	9,515	248,832
*Daishin Securities Co., Ltd.	304,361	4,050,691
*Daiyang Metal Co., Ltd.	77,290	95,355
#Daou Technology, Inc.	224,410	1,851,931
*DCM Corp.	1,010	7,433
Digital Power Communications Co., Ltd.	113,840	144,963
Dong Ah Tire Industrial Co., Ltd.	69,104	479,768
#*Dong Yang Gang Chul Co., Ltd.	159,370	558,486
Dongbang Agro Co., Ltd.	53,610	305,088
#Dongbu Corp.	73,520	432,559
#*Dongbu HiTek Co., Ltd.	143,654	1,081,757
#*Dongbu Securities Co., Ltd.	161,166	864,096
#Dongbu Steel Co., Ltd.	171,834	1,584,373
Dong-Il Corp.	6,537	333,265
#Dongil Industries Co., Ltd.	10,368	719,260
#Dongkuk Steel Mill Co., Ltd.	339,302	7,093,936
Dongwha Pharm Co., Ltd.	166,110	893,696
Dongwon F&B Co., Ltd.	13,886	574,577
#*Dongwon Systems Corp.	165,560	263,989
Dongyang Engineering & Construction Corp.	9,995	124,828

1332

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Dongyang Express Bus Corp.	2,159	$52,520
#Dongyang Mechatronics Corp.	185,897	1,154,952
#Doosan Construction & Engineering Co., Ltd.	203,030	997,891
#*Eagon Industrial Co., Ltd.	29,120	305,154
#*e-Starco Co., Ltd.	170,050	118,018
*Eugene Investment & Securities Co., Ltd.	3,707,969	2,717,880
Fursys, Inc.	33,450	836,408
Gaon Cable Co., Ltd.	14,154	380,184
#Global & Yuasa Battery Co., Ltd.	50,280	1,279,930
*Golden Bridge Investment & Securities Co., Ltd.	21,530	43,094
Green Cross Holdings Corp.	9,276	753,775
GS Holdings Corp.	355,410	12,362,445
Gwangju Shinsegae Co., Ltd.	3,346	442,831
Halla Climate Control Corp.	219,060	2,940,550
Halla Engineering & Construction Corp.	91,861	1,459,286
#Han Kuk Carbon Co., Ltd.	137,700	871,036
#*Han Yang Securities Co., Ltd.	80,350	697,277
Hana Financial Group, Inc.	1,237,663	38,495,982
Handok Pharmaceuticals Co., Ltd.	18,150	232,477
Handsome Corp.	122,640	1,617,064
#Hanil Cement Manufacturing Co., Ltd.	32,489	2,040,317
*Hanil Construction Co., Ltd.	38,025	123,810
#Hanil E-Wha Co., Ltd.	163,890	941,624
#Hanjin Heavy Industries & Construction Co., Ltd.	279,094	6,907,805
#Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	1,049,564
#*Hanjin Shipping Co., Ltd.	314,880	9,233,184
#*Hanjin Shipping Holdings Co., Ltd.	60,709	1,072,384
#Hanjin Transportation Co., Ltd.	61,370	1,902,190
Hankook Cosmetics Co., Ltd.	110,860	394,589
Hankuk Electric Glass Co., Ltd.	4,100	147,464
Hankuk Glass Industries, Inc.	29,050	638,174
#Hankuk Paper Manufacturing Co., Ltd.	23,220	628,615
#*Hanmi Semiconductor Co., Ltd.	12,290	95,112
Hanshin Construction Co., Ltd.	24,880	231,788
#Hansol Chemical Co., Ltd.	51,607	603,141
Hansol Paper Co., Ltd.	265,034	2,697,652
Hanssem Co., Ltd.	45,510	496,080
#Hanwha Chemical Corp.	713,542	10,734,518
*Hanwha Non-Life Insurance Co., Ltd.	19,663	173,635
*Hanwha Securities Co., Ltd.	463,260	2,996,700
Hanwha Timeworld Co., Ltd.	9,000	124,999
Heung-A Shipping Co., Ltd.	106,352	105,014
#Hite Holdings Co., Ltd.	86,500	1,928,449
*HMC Investment Securities Co., Ltd.	118,451	2,127,238
#Honam Petrochemical Corp.	90,706	11,758,945
Hotel Shilla Co., Ltd.	67,520	1,353,870
#*Huneed Technologies	9,003	47,000
#Husteel Co., Ltd.	31,810	462,656
*Hwa Sung Industrial Co., Ltd.	44,200	242,730
Hwacheon Machine Tool Co., Ltd.	2,050	76,658
#Hwashin Co., Ltd.	86,940	596,874
#Hyosung T & C Co., Ltd.	151,548	10,757,279
#Hyundai Cement Co., Ltd.	32,875	321,664
Hyundai Development Co.	313,620	7,737,127
#Hyundai DSF Co., Ltd.	38,700	303,978
Hyundai Elevator Co., Ltd.	22,090	964,527
Hyundai H & S Co., Ltd.	30,444	2,634,168
Hyundai Hysco	270,550	4,614,670
#Hyundai Merchant Marine Co., Ltd.	332,911	8,125,041
Hyundai Mipo Dockyard Co., Ltd.	72,709	10,237,677
#Hyundai Motor Co., Ltd.	909,723	110,947,062

1333

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	$190,720
*Hyundai Securities Co.	821,689	9,604,829
#Hyundai Steel Co.	358,229	29,213,247
#*Il Dong Pharmaceutical Co., Ltd.	25,184	713,096
*Iljin Electric Co., Ltd.	128,110	1,130,578
#Iljin Holdings Co., Ltd.	96,174	273,758
Ilshin Spinning Co., Ltd.	5,070	311,883
Ilsung Pharmaceutical Co., Ltd.	9,060	747,754
Industrial Bank of Korea, Ltd.	1,050,330	14,606,023
InziControls Co., Ltd.	27,640	81,638
IS Dongseo Co., Ltd.	47,710	347,059
#ISU Chemical Co., Ltd.	54,440	677,048
#IsuPetasys Co., Ltd.	196,240	536,968
#Jahwa Electronics Co., Ltd.	79,680	491,793
Jeil Pharmaceutical Co.	38,480	377,759
#Jeonbuk Bank, Ltd.	300,135	1,849,115
*Jinheung Mutual Savings Bank Co., Ltd.	144,760	519,593
#K.C. Tech Co., Ltd.	154,554	967,844
KB Financial Group, Inc. ADR	1,974,040	96,333,152
KCC Corp.	31,624	8,890,484
#*Keangnam Enterprises, Ltd.	66,230	464,933
#Keyang Electric Machinery Co., Ltd.	187,450	403,113
#KG Chemical Corp.	48,893	493,592
Kia Motors Corp.	1,211,070	29,550,015
#*KIC, Ltd.	69,340	522,365
#KISCO Corp.	29,571	963,264
KISWIRE, Ltd.	50,083	1,629,254
Kodenshi Korea Corp.	64,590	238,301
#Kolon Engineering & Construction Co., Ltd.	124,640	506,151
Kolon Industries, Inc. (6496539)	22,524	631,917
#*Kolon Industries, Inc. (B5TVWD5)	51,054	2,303,142
#*Korea Cast Iron Pipe Co., Ltd.	81,218	323,521
#*Korea Development Co., Ltd.	99,040	367,206
*Korea Development Leasing Corp.	15,732	428,240
#Korea Electric Terminal Co., Ltd.	42,160	667,357
#Korea Exchange Bank	1,542,990	18,833,058
#*Korea Express Co., Ltd.	55,848	3,133,471
#*Korea Flange Co., Ltd.	18,630	173,821
*Korea Investment Holdings Co., Ltd.	282,426	8,246,779
#Korea Iron & Steel Co., Ltd.	11,043	581,393
#*Korea Kolmar Co., Ltd.	20,300	87,317
#*Korea Komho Petrochemical Co., Ltd.	73,409	2,438,877
#*Korea Line Corp.	44,305	2,371,133
*Korea Mutual Savings Bank	19,600	197,285
#Korea Petrochemical Industry Co., Ltd.	25,400	1,045,017
*Korean Air Co., Ltd.	221,834	13,927,861
#Korean Air Terminal Service Co., Ltd.	12,340	468,938
#KP Chemical Corp.	304,576	2,570,571
KPX Chemical Co., Ltd.	10,134	456,574
#KPX Holdings Corp.	7,249	375,972
#*KTB Securities Co., Ltd.	392,760	1,319,462
#Kukdo Chemical Co., Ltd.	26,200	641,056
*Kumho Industrial Co., Ltd.	57,255	212,561
*Kumho Investment Bank	637,880	614,842
#*Kumho Tire Co., Inc.	286,360	934,152
#Kunsul Chemical Industrial Co., Ltd.	24,240	334,338
#Kwang Dong Pharmaceutical Co., Ltd.	312,960	815,678
#Kyeryong Construction Industrial Co., Ltd.	39,280	550,591
#*Kyobo Securities Co., Ltd.	131,490	1,160,861
Kyung Dong Navien Co., Ltd.	3,860	105,852
Kyung Nong Corp.	60,670	223,353

1334

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Kyungbang Co., Ltd.	5,174	$537,906
Kyung-in Synthetic Corp.	152,760	450,919
#LG Display Co., Ltd.	444,000	18,882,641
#LG Display Co., Ltd. ADR	1,606,037	33,887,381
#LG Fashion Corp.	17,900	424,784
LG Telecom, Ltd.	247,730	1,868,599
Livart Furniture Co., Ltd.	16,020	122,415
#Lotte Chilsung Beverage Co., Ltd.	5,263	4,057,526
#Lotte Confectionary Co., Ltd.	5,117	5,652,068
#Lotte Midopa Co., Ltd.	124,640	1,283,563
#Lotte Sam Kang Co., Ltd.	6,861	1,670,541
#Lotte Shopping Co., Ltd.	57,358	16,268,507
*Meritz Securities Co., Ltd.	1,209,585	1,197,817
Mi Chang Oil Industrial Co., Ltd.	3,650	159,542
*Moorim P&P Co., Ltd.	23,927	177,012
Moorim Paper Co., Ltd.	57,710	448,148
Motonic Corp.	7,080	57,023
#*Namkwang Engineering & Construction Co., Ltd.	90,006	451,600
Namyang Dairy Products Co., Ltd.	3,303	1,587,416
#Nexen Corp.	8,800	357,937
*NH Investment & Securities Co., Ltd.	188,043	1,721,297
#Nong Shim Co., Ltd.	25,517	4,914,728
Nong Shim Holdings Co., Ltd.	13,419	769,986
Noroo Holdings Co., Ltd.	22,738	112,495
Noroo Paint Co., Ltd.	37,899	123,070
*ON*Media Corp.	484,150	1,460,436
#Ottogi Corp.	12,003	1,502,151
Pacific Corp.	24,304	2,793,642
Pacific Pharmaceutical Co., Ltd.	3,840	113,436
Pang Rim Co., Ltd.	15,040	194,347
*PaperCorea, Inc.	19,552	129,340
#Pohang Coated Steel Co., Ltd.	17,630	423,631
#*Poong Lim Industrial Co., Ltd.	74,350	128,619
#Poongsan Corp.	150,690	3,624,822
#Poongsan Holdings Corp.	31,568	668,926
POSCO	420	188,342
#POSCO ADR	957,832	107,430,437
Pulmuone Co., Ltd.	6,125	250,074
Pum Yang Construction Co., Ltd.	31,885	161,277
Pusan City Gas Co., Ltd.	65,770	1,184,210
#*S&T Daewoo Co., Ltd.	46,870	1,112,527
#S&T Dynamics Co., Ltd.	174,594	2,490,423
#S&T Holdings Co., Ltd.	52,273	619,974
*Sajo Industries Co., Ltd.	1,310	29,632
Sam Kwang Glass Industrial Co., Ltd.	19,870	851,421
Sam Yung Trading Co., Ltd.	14,352	63,813
#Sambu Construction Co., Ltd.	31,215	526,172
#*Samho International Co., Ltd.	12,120	26,850
Samhwa Crown & Closure Co., Ltd.	1,749	35,937
Samhwa Paints Industrial Co., Ltd.	48,610	203,908
#Samick Musical Instruments Co., Ltd.	621,710	601,382
Samsung Corp.	455,976	21,561,603
#Samsung Fine Chemicals Co., Ltd.	38,782	1,855,890
#Samsung SDI Co., Ltd.	212,545	28,316,321
#Samwhan Corp.	47,270	424,174
#Samyang Corp.	43,666	1,602,563
#Samyang Genex Co., Ltd.	13,685	808,141
Samyang Tongsang Co., Ltd.	8,060	173,044
#Samyoung Electronics Co., Ltd.	78,430	774,139
*SAVEZONE I&C Corp.	2,710	6,689
*SBS Media Holdings Co., Ltd.	290	718

1335

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
SC Engineering Co., Ltd.	34,640	$161,454
#Seah Besteel Corp.	100,300	1,483,177
SeAH Holdings Corp.	12,561	688,257
#SeAH Steel Corp.	17,133	601,912
#Sebang Co., Ltd.	80,550	1,106,366
#Sejong Industrial Co., Ltd.	112,200	871,097
#*SH Chemical Co., Ltd.	528,345	238,691
*Shell-Line Co., Ltd.	17,510	182,763
#Shin Won Corp.	348,090	524,467
*Shin Young Securities Co., Ltd.	29,240	988,055
*Shin Young Wacoal, Inc.	273	27,006
#*Shinhan Engineering & Construction Co., Ltd.	23,320	155,189
Shinhan Financial Group Co., Ltd.	878,956	37,388,712
#Shinhan Financial Group Co., Ltd. ADR	755,534	64,326,165
Shinpoong Pharmaceutical Co., Ltd.	13,450	314,349
Shinsegae Engineering & Construction Co., Ltd.	8,470	103,207
*Shinsegae Information & Communication Co., Ltd.	3,159	164,837
#*Shinsung Holdings Co., Ltd.	79,589	337,855
*Shinsung Tongsang Co., Ltd.	342,500	179,826
#Silla Trading Co., Ltd.	26,403	277,218
#Sindo Ricoh Co., Ltd.	33,293	1,553,421
SJM Co., Ltd.	60,580	317,015
*SK Chemicals Co., Ltd.	41,114	1,910,804
#SK Co., Ltd.	182,809	14,375,401
#SK Energy Co., Ltd.	275,600	30,028,450
SK Gas Co., Ltd.	30,216	1,140,635
#SK Networks Co., Ltd.	499,940	4,975,761
#SKC Co., Ltd.	152,050	2,790,802
#*SL Corp.	89,640	688,605
#*Ssangyong Cement Industry Co., Ltd.	193,556	1,113,095
#*STX Corp.	184,397	3,160,938
#STX Engine Co., Ltd.	140,460	2,809,998
#STX Offshore & Shipbuilding Co., Ltd.	313,090	3,784,692
#STX Pan Ocean Co., Ltd.	691,950	8,149,041
Suheung Capsule Co., Ltd.	52,170	287,907
Sung Bo Chemicals Co., Ltd.	4,130	125,877
#*Sung Shin Cement Co., Ltd.	85,800	420,638
*Sunjin Co., Ltd.	7,650	261,834
#Tae Kwang Industrial Co., Ltd.	3,447	2,329,775
#Tae Kyung Industrial Co., Ltd.	98,860	458,043
#Taeyoung Engineering & Construction	310,360	1,344,169
#*Tai Han Electric Wire Co., Ltd.	170,057	1,694,318
Tai Lim Packaging Industries Co., Ltd.	176,930	225,836
*Tec & Co.	427,170	93,549
Telcoware Co., Ltd.	36,000	234,831
*Tong Kook Corp.	607	856
*Tong Yang Securities, Inc.	300,000	2,568,740
#TS Corp.	15,393	585,796
*Uangel Corp.	16,270	87,085
#Unid Co., Ltd.	32,400	1,156,353
*Union Steel Manufacturing Co., Ltd.	38,857	821,046
Wiscom Co., Ltd.	32,980	130,767
#*Woongjin Holdings Co., Ltd.	252,490	2,415,240
Woori Finance Holdings Co., Ltd.	1,541,952	24,462,892
#*Woori Finance Holdings Co., Ltd. ADR	6,502	316,322
#Woori Financial Co., Ltd.	65,220	530,838
*Woori Investment & Securities Co., Ltd.	659,420	9,636,029
YESCO Co., Ltd.	18,780	415,885
Yoosung Enterprise Co., Ltd.	109,715	228,753
#Youlchon Chemical Co., Ltd.	82,970	677,608
*Young Poong Mining & Construction Corp.	18,030	895

1336

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Youngone Corp.	48,452	$1,428,402
Youngpoong Corp.	4,628	2,509,555
*Yuhwa Securities Co., Ltd.	28,680	375,849
*Zinus, Inc.	1,866	6,313

TOTAL SOUTH KOREA		1,184,584,109

TAIWAN — (11.2%)
*A.G.V. Products Corp.	3,642,429	1,409,390
*Abocom Systems, Inc.	340,752	130,120
*Acbel Polytech, Inc.	1,453,219	1,125,649
*Accton Technology Corp.	5,114,000	2,689,839
*Action Electronics Co., Ltd.	2,129,000	859,020
Advanced Semiconductor Engineering, Inc.	2,463,424	2,404,917
*Advancetek Enterprise Co., Ltd.	2,000	1,277
*Allis Electric Co., Ltd.	1,523,000	639,738
*Ambassador Hotel (The)	274,000	303,024
*Ampoc Far East Co., Ltd.	645,000	372,171
*Amtran Technology Co., Ltd.	1,845,693	2,006,154
*Arima Communication Corp.	2,339,000	1,024,044
*Arima Optoelectronics Corp.	1,045,000	290,705
Asia Cement Corp.	15,489,326	14,564,071
Asia Chemical Corp.	1,756,000	926,063
*Asia Optical Co, Inc.	1,854,000	3,242,171
*Asia Polymer Corp.	1,740,489	1,578,569
*Asia Vital Components Co., Ltd.	202,307	252,390
Asustek Computer, Inc.	14,748,422	28,438,248
AU Optronics Corp.	4,093,812	4,716,826
#AU Optronics Corp. Sponsored ADR	6,047,974	70,096,019
*Audix Co., Ltd.	1,122,164	891,347
*Aurora Systems Corp.	482,281	384,407
*Avision, Inc.	1,546,555	928,946
*Bank of Kaohsiung	4,018,926	1,378,416
*Bes Engineering Corp.	13,303,443	3,205,396
*Biostar Microtech International Corp.	77,595	57,076
*C Sun Manufacturing, Ltd.	233,837	153,598
*Cameo Communications, Inc.	1,601,000	914,017
*Capital Securities Corp.	393,000	185,317
*Carnival Industrial Corp.	2,813,000	831,127
Catcher Technology Co., Ltd.	1,421,326	3,749,799
*Cathay Chemical Works, Inc.	857,000	330,055
*Cathay Real Estate Development Co., Ltd.	8,146,421	3,310,450
*Central Reinsurance Co., Ltd.	2,477,781	1,302,174
*Chain Qui Development Co., Ltd.	1,077,173	1,041,302
*Champion Building Materials Co., Ltd.	2,472,040	1,851,211
Chang Hwa Commercial Bank	44,281,459	19,883,322
*Chang-Ho Fibre Corp.	192,000	141,122
*Charoen Pokphand Enterprises Co., Ltd.	1,690,000	813,257
*Cheng Loong Corp.	9,094,480	3,591,080
*Cheng Uei Precision Industry Co., Ltd.	235,620	454,742
*Chenming Mold Industrial Corp.	798,040	657,801
*Chia Hsin Cement Corp.	4,711,594	2,267,906
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	—
*Chien Kuo Construction Co., Ltd.	306,000	181,866
*Chien Shing Stainless Steel Co., Ltd.	2,280,000	571,858
*Chilisin Electronics Corp.	860,300	874,912
Chimei Innolux Corp.	31,012,740	45,274,211
*China Airlines, Ltd.	16,952,252	7,195,926
*China Chemical & Pharmaceutical Co.	480,264	319,745
*China Development Financial Holding Corp.	83,980,032	23,550,208
*China Electric Manufacturing Co., Ltd.	361,200	318,544
*China General Plastics Corp.	3,008,000	1,201,828

1337

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*China Glaze Co., Ltd.	1,032,000	$845,420
*China Man-Made Fiber Co., Ltd.	10,798,813	3,014,909
*China Metal Products Co., Ltd.	1,379,399	1,942,652
*China Motor Co., Ltd.	6,039,749	4,281,294
*China Petrochemical Development Corp.	16,397,580	8,158,164
*China Rebar Co., Ltd.	439,188	—
*China Steel Structure Co., Ltd.	1,127,219	846,050
*China Synthetic Rubber Corp.	3,919,711	4,195,800
*China United Trust & Investment Corp.	493,999	—
*China Wire & Cable Co., Ltd.	2,541,000	961,708
Chinatrust Financial Holdings Co., Ltd.	58,023,946	32,769,819
*Chin-Poon Industrial Co., Ltd.	3,585,815	2,800,664
*Chipbond Technology Corp.	1,548,888	2,444,624
*Chun Yu Works & Co., Ltd.	2,106,000	725,009
*Chun Yuan Steel Industrial Co., Ltd.	3,877,191	1,673,831
*Chung Hsin Electric & Machinery Co., Ltd.	3,325,000	1,903,045
*Chung Hwa Pulp Corp.	4,942,419	2,518,935
*Chung Shing Textile Co., Ltd.	600	9
*Chungwa Picture Tubes Co., Ltd.	93,768,045	9,038,041
*CMC Magnetics Corp.	25,520,000	7,166,129
*Collins Co., Ltd.	1,894,823	939,741
Compal Electronics, Inc.	2,428,705	3,375,374
*Compeq Manufacturing Co., Ltd.	9,587,000	2,876,925
*Compex International Co., Ltd.	46,400	296
*Continental Holdings Corp.	5,097,848	1,919,542
*Cosmos Bank Taiwan	935,756	206,030
*Da-Cin Construction Co., Ltd.	805,579	479,158
*Delpha Construction Co., Ltd.	1,927,528	886,567
*Depo Auto Parts Industrial Co., Ltd.	50,000	125,170
*Der Pao Construction Co., Ltd.	1,139,000	29,803
*Diamond Flower Electric Instrument Co., Ltd.	69,280	83,328
*D-Link Corp.	1,911,780	1,839,548
*E.Sun Financial Holding Co., Ltd.	18,726,578	8,325,399
*Eastern Media International Corp.	8,183,399	2,270,574
*Eclat Textile Co., Ltd.	1,059,204	686,947
*Edom Technology Co., Ltd.	456,800	265,308
*Elite Material Co., Ltd.	102,237	114,599
*Elitegroup Computer Systems Co., Ltd.	6,985,066	2,894,017
*Enlight Corp.	1,184,549	44,225
*EnTie Commercial Bank	716,232	232,354
*Eva Airways Corp.	12,631,944	6,552,392
*Ever Fortune Industrial Co., Ltd.	409,000	4,307
*Everest Textile Co., Ltd.	3,553,002	747,280
*Evergreen International Storage & Transport Corp.	2,982,000	2,453,264
*Evergreen Marine Corp., Ltd.	10,415,527	6,658,414
*Everspring Industry Co.	1,341,180	530,554
Far Eastern Department Stores Co., Ltd.	6,787,064	6,058,003
*Far Eastern International Bank	11,997,514	3,897,965
*Federal Corp.	3,195,876	2,378,963
*First Copper Technology Co., Ltd.	2,596,750	1,239,774
First Financial Holding Co., Ltd.	54,279,360	29,881,210
*First Hotel	664,339	535,176
*First Insurance Co., Ltd. (The)	2,220,064	914,578
*First Steamship Co., Ltd.	215,717	374,930
Formosa Chemicals & Fiber Co., Ltd.	3,318,660	8,368,493
*Formosa Oilseed Processing	537,000	239,389
Formosa Taffeta Co., Ltd.	7,804,511	6,228,431
*Formosan Rubber Group, Inc.	2,180,000	1,840,362
*Formosan Union Chemical Corp.	976,078	475,584
*Fu I Industrial Co., Ltd.	290,400	80,697
*Fubon Financial Holding Co., Ltd.	33,546,000	40,895,260

1338

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Fullerton Technology Co., Ltd.	299,000	$352,964
*Fwuson Industry Co., Ltd.	1,965,220	773,355
*G Shank Enterprise Co., Ltd.	792,880	758,953
*G.T.M. Corp.	1,458,000	936,737
*Getac Technology Corp.	3,167,065	2,427,909
*Giantplus Technology Co., Ltd.	1,697,000	947,235
*Giga-Byte Technology Co., Ltd.	5,303,287	5,861,415
Gold Circuit Electronics, Ltd.	4,266,865	1,601,380
*Goldsun Development & Construction Co., Ltd.	11,955,426	5,063,760
*Good Will Instrument Co., Ltd.	383,670	299,294
*Gordon Auto Body Parts	131,000	56,614
*Grand Pacific Petrochemical Corp.	6,971,000	3,294,704
*Great China Metal Industry Co., Ltd.	1,577,000	1,154,477
*Great Wall Enterprise Co., Ltd.	1,059,393	1,061,997
*Hannstar Board Corp.	1,864,000	1,687,094
*HannStar Display Corp.	42,108,000	8,667,144
*Helix Technology, Inc.	29,585	—
*Hey Song Corp.	3,929,000	3,274,962
*Hitron Technologies, Inc.	759,335	468,571
*Ho Tung Holding Corp.	4,274,467	2,299,829
*Hocheng Corp.	2,917,300	1,019,982
*Hold-Key Electric Wire & Cable Co., Ltd.	1,689,548	1,062,847
*Holystone Enterprise Co., Ltd.	1,325,000	2,003,091
*Hong Tai Electric Industrial Co., Ltd.	2,292,000	998,162
*Hsin Kuang Steel Co., Ltd.	1,584,124	1,651,929
*Hsing Ta Cement Co., Ltd.	2,071,980	664,419
*Hua Eng Wire & Cable Co., Ltd.	4,854,035	1,815,116
Hua Nan Financial Holding Co., Ltd.	9,346,258	5,483,836
*Hualon Corp.	257,040	8,858
*Hung Ching Development & Construction Co., Ltd.	1,838,468	1,174,938
*Hung Sheng Construction Co., Ltd.	4,484,000	2,608,176
*Hwa Fong Rubber Co., Ltd.	2,495,960	1,085,032
*Ichia Technologies, Inc.	3,181,260	1,640,596
*Inotera Memories, Inc.	3,280,070	2,315,184
*Inventec Appliances Corp.	267,000	237,260
Inventec Corp.	17,481,859	10,079,083
*Jui Li Enterprise Co., Ltd.	712,760	213,954
*K Laser Technology, Inc.	843,601	598,131
*Kang Na Hsiung Co., Ltd.	1,409,078	944,177
*Kao Hsing Chang Iron & Steel Corp.	2,196,000	672,261
*Kaulin Manufacturing Co., Ltd.	1,477,656	1,157,810
*Kee Tai Properties Co., Ltd.	1,025,236	517,888
*King Yuan Electronics Co., Ltd.	11,179,861	5,293,004
*Kingdom Construction Co., Ltd.	907,000	690,358
*King’s Town Bank	5,889,012	1,688,508
*Kinko Optical Co., Ltd.	734,131	701,747
*Kinpo Electronics, Inc.	12,274,375	3,728,560
*Kuoyang Construction Co., Ltd.	641,029	457,412
*Kwong Fong Industries Corp.	4,587,000	1,254,333
*L&K Engineering Co., Ltd.	516,000	609,091
*Lan Fa Textile Co., Ltd.	2,409,703	896,301
*Lead Data Co., Ltd.	2,542,457	635,912
*Lealea Enterprise Co., Ltd.	6,300,000	2,564,731
*Lee Chang Yung Chemical Industry Corp.	2,306,713	2,914,950
*Lee Chi Enterprises Co., Ltd.	1,708,900	748,398
*Lelon Electronics Corp.	43,000	26,809
*Leofoo Development Co., Ltd.	1,948,000	1,107,389
*Li Peng Enterprise Co., Ltd.	4,587,712	2,510,983
*Lian Hwa Foods Corp.	157,000	80,127
*Lien Chang Electronic Enterprise Co., Ltd.	623,000	416,391
*Lien Hwa Industrial Corp.	4,770,640	2,723,986

1339

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Lingsen Precision Industries, Ltd.	2,580,480	$1,624,401
*Lite-On Semiconductor Corp.	649,000	448,588
Lite-On Technology Corp.	10,817,645	14,356,918
*Long Bon International Co., Ltd.	2,069,301	1,041,179
*Long Chen Paper Co., Ltd.	4,588,369	1,616,045
*Lucky Cement Corp.	3,099,000	803,020
Macronix International Co., Ltd.	25,770,028	17,135,704
*Marketech International Corp.	775,000	417,092
*Masterlink Securities Corp.	10,191,000	4,046,767
*Mayer Steel Pipe Corp.	988,364	762,937
*Maywufa Co., Ltd.	192,264	106,071
Mega Financial Holding Co., Ltd.	72,828,000	42,532,541
*Megamedia Corp.	782	6
*Meiloon Co., Ltd.	1,124,352	465,199
*Mercuries & Associates, Ltd.	3,533,829	1,811,177
*Mercuries Data Co., Ltd.	649,800	189,280
*Merry Electronics Co., Ltd.	175,000	334,163
*Microelectronics Technology, Inc.	3,068,123	1,957,015
*Micro-Star International Co., Ltd.	8,972,985	5,569,104
*Mitac International Corp.	10,642,000	4,941,871
*Mobiletron Electronics Co., Ltd.	96,000	80,952
*Mustek Systems, Inc.	210,074	53,485
*Nantex Industry Co., Ltd.	1,576,231	1,126,742
*New Asia Construction & Development Co., Ltd.	1,011,542	231,717
*Nien Hsing Textile Co., Ltd.	3,935,000	2,294,316
*Ocean Plastics Co., Ltd.	7,776	5,546
*Optimax Technology Corp.	3,466,000	351,066
*Orient Semiconductor Electronics, Ltd.	380,276	118,228
*Oriental Union Chemical Corp.	3,567,225	3,085,056
*Pacific Construction Co., Ltd.	4,079,256	670,752
*Pan Jit International, Inc.	2,473,818	2,468,796
*Phihong Technology Co., Ltd.	2,254,661	2,453,218
*Picvue Electronics, Ltd.	241,600	—
*Plotech Co., Ltd.	761,000	572,266
*Polaris Securities Co., Ltd.	14,907,502	7,432,454
*Potrans Electrical Corp.	1,139,000	158,467
Pou Chen Corp.	16,094,724	13,775,256
*Powercom Co., Ltd.	209,000	227,875
*President Securities Corp.	4,456,875	2,678,970
*Prince Housing & Development Corp.	4,552,737	2,082,332
*Procomp Informatics, Ltd.	391,440	—
*Prodisc Technology, Inc.	6,185,157	108,031
*Promate Electronic Co., Ltd.	282,000	240,400
*Qisda Corp.	7,579,952	4,480,711
*Quintain Steel Co., Ltd.	2,637,250	879,417
*Radiant Opto-Electronics Corp.	3,205,000	4,836,598
*Radium Life Tech Corp.	1,254,865	1,114,321
*Ralec Electronic Corp.	383,163	892,065
*Rechi Precision Co., Ltd.	2,962,000	1,346,559
*Ritek Corp.	24,762,622	6,666,629
*Sainfoin Technology Corp.	835,498	—
*Sampo Corp.	7,542,684	1,216,376
*Sanyang Industrial Co., Ltd.	6,581,268	2,717,563
*Sanyo Electric Co., Ltd.	368,000	357,808
*Sheng Yu Steel Co., Ltd.	1,716,000	1,280,034
*Shihlin Electric & Engineering Corp.	3,104,000	3,757,339
*Shin Kong Financial Holding Co., Ltd.	21,770,021	8,364,275
*Shinkong Co., Ltd.	2,182,412	2,143,212
*Shinkong Synthetic Fibers Co., Ltd.	11,044,342	4,514,743
*Sigurd Microelectronics Corp.	3,015,608	2,455,222
*Silicon Integrated Systems Corp.	6,006,165	3,902,942

1340

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Sinbon Electronics Co., Ltd.	1,402,000	$1,104,421
*Sincere Navigation Corp.	538,692	696,559
*Sinkang Industries Co., Ltd.	806,669	575,791
*Sinon Corp.	3,486,877	1,539,514
*SinoPac Holdings Co., Ltd.	63,420,809	21,569,877
*Siward Crystal Technology Co., Ltd.	933,875	434,953
*Solomon Technology Corp.	1,364,950	644,424
*South East Soda Manufacturing Co., Ltd.	927,500	949,043
*Southeast Cement Co., Ltd.	3,208,700	1,211,694
*SPI Electronic Co., Ltd.	272,500	362,923
*Spirox Corp.	864,661	807,737
*Springsoft, Inc.	1,312,000	1,373,784
*Standard Chemical & Pharmaceutical Co., Ltd.	155,310	137,255
*Star Travel Taiwan Co., Ltd.	275,460	224,759
*Stark Technology, Inc.	827,200	836,334
*Sunonwealth Electric Machine Industry Co., Ltd.	728,421	618,968
*Sunplus Technology Co., Ltd.	4,538,620	4,185,905
*Sweeten Construction Co., Ltd.	625,000	329,870
*Sysware Systex Corp.	828,801	1,257,594
*T JOIN Transportation Co., Ltd.	2,108,000	1,595,684
*Ta Chen Stainless Pipe Co., Ltd.	2,846,864	2,117,968
*Ta Chong Bank, Ltd.	15,753,906	3,239,625
*Ta Ya Electric Wire & Cable Co., Ltd.	5,559,732	1,631,110
*Ta Yih Industrial Co., Ltd.	70,000	131,031
*Tah Hsin Industrial Corp.	1,452,000	1,054,480
*Ta-I Technology Co., Ltd.	700,195	917,681
*Taichung Commercial Bank	10,428,754	2,817,774
*Tainan Enterprises Co., Ltd.	773,850	932,772
*Tainan Spinning Co., Ltd.	10,204,000	4,489,232
*Taishin Financial Holdings Co., Ltd.	44,005,763	16,980,359
*Taisun Enterprise Co., Ltd.	2,370,721	961,315
*Taita Chemical Co., Ltd.	2,190,400	883,626
*Taiwan Business Bank	29,207,549	7,821,590
Taiwan Cement Corp.	27,918,741	25,088,745
*Taiwan Cogeneration Corp.	2,919,000	1,602,537
Taiwan Cooperative Bank	35,741,902	21,776,479
*Taiwan Flourescent Lamp Co., Ltd.	756,000	71,890
*Taiwan Fu Hsing Industrial Co., Ltd.	630,000	414,634
Taiwan Glass Industrial Corp.	8,054,803	7,501,479
*Taiwan International Securities Corp.	2,598,000	851,377
*Taiwan Kai Yih Industrial Co., Ltd.	1,033,059	1,095,838
*Taiwan Kolin Co., Ltd.	5,797,000	—
*Taiwan Mask Corp.	2,805,000	1,131,516
*Taiwan Paiho Co., Ltd.	1,557,000	1,412,032
*Taiwan Pulp & Paper Corp.	2,594,000	1,045,149
*Taiwan Sakura Corp.	1,660,869	1,230,526
*Taiwan Sogo Shinkong Security Co., Ltd.	1,356,205	1,020,938
*Taiwan Styrene Monomer Corp.	4,013,856	1,973,476
*Taiwan Tea Corp.	5,604,092	3,140,920
*Taiyen Biotech Co., Ltd.	1,858,000	1,177,961
*Tatung Co., Ltd.	36,958,000	7,593,849
*Teapo Electronic Corp.	2,496,670	647,131
*Teco Electric & Machinery Co., Ltd.	17,546,834	7,786,502
*Tecom, Ltd.	805,753	285,415
*Test-Rite International Co., Ltd.	1,786,331	1,057,341
*Ton Yi Industrial Corp.	7,349,810	3,176,338
*Tong-Tai Machine & Tool Co., Ltd.	185,000	187,198
*Topco Scientific Co., Ltd.	583,000	762,713
*Tsann Kuen Enterprise Co., Ltd.	804,640	1,909,028
Tung Ho Steel Enterprise Corp.	2,878,769	3,103,170
*TYC Brother Industrial Co., Ltd.	1,596,047	1,226,224

1341

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Tycoons Group Enterprise Co., Ltd.	4,126,000	$926,043
*Tze Shin International Co., Ltd.	981,664	472,687
*Unimicron Technology Corp.	8,508,363	12,782,929
*Union Bank of Taiwan	9,462,577	1,769,619
*Unitech Electronics Co., Ltd.	1,249,739	815,326
*Unitech Printed Circuit Board Corp.	3,531,265	1,353,975
*United Integration Service Co., Ltd.	1,578,000	1,533,639
*United Microelectronics Corp.	106,490,069	53,577,131
*Universal Cement Corp.	4,607,551	2,284,132
*Universal Microelectronics Co., Ltd.	927,491	670,192
*Universal, Inc.	46,660	35,842
*UPC Technology Corp.	5,452,437	3,481,188
*USI Corp.	5,184,000	3,829,976
*U-TECH Media Corp.	1,760,799	919,900
*Ve Wong Corp.	1,334,600	1,069,160
*Waffer Technology Co., Ltd.	1,507,000	380,216
*Wah Lee Industrial Corp.	16,000	24,038
*Walsin Lihwa Corp.	24,665,412	10,787,528
*Walsin Technology Corp., Ltd.	4,730,876	3,049,747
*Walton Advanced Engineering, Inc.	1,960,000	1,031,919
*Wan Hai Lines Co., Ltd.	2,462,000	1,523,609
*Wan Hwa Enterprise Co., Ltd.	723,919	379,733
*Waterland Financial Holdings	22,240,080	7,105,135
*Wei Chih Steel Industrial Co., Ltd.	1,615,898	481,562
*Weikeng Industrial Co., Ltd.	1,380,000	1,018,243
*Wellypower Optronics Corp.	1,160,000	1,252,269
*Winbond Electronics Corp.	29,524,000	8,501,569
*Wintek Corp.	9,465,000	7,880,482
*Wistron NeWeb Corp.	360,950	646,579
*WT Microelectronics Co., Ltd.	2,215,000	2,736,026
*WUS Printed Circuit Co., Ltd.	3,176,928	1,398,515
*Yageo Corp.	26,995,840	12,942,119
*Yang Ming Marine Transport Corp.	12,943,615	5,291,528
*Yeung Cyang Industrial Co., Ltd.	951,667	798,077
*Yieh Phui Enterprise Co., Ltd.	9,876,177	3,927,970
*Yosun Industrial Corp.	2,450,043	4,030,675
Yuanta Financial Holding Co., Ltd.	9,714,422	5,792,148
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,506,018	4,272,939
Yulon Motor Co., Ltd.	11,058,572	12,843,949
*Yulon Nissan Motor Co., Ltd.	348,000	1,052,039
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	84,687	130,815
*Yung Tay Engineering Co., Ltd.	3,582,000	3,326,045
*Zenitron Corp.	1,529,000	1,103,390
*Zig Sheng Industrial Co., Ltd.	4,011,378	2,114,037
*Zippy Technology Corp.	343,000	286,404
*Zyxel Communication Corp.	4,187,000	2,897,138

TOTAL TAIWAN		1,174,644,576

THAILAND — (1.8%)
*Aapico Hitech PCL (Foreign)	539,800	147,650
*Asia Plus Securities PCL (Foreign)	7,008,500	389,903
Ayudhya Insurance PCL (Foreign)	228,500	128,180
Bangchak Petroleum PCL (Foreign)	4,839,900	2,079,265
Bangkok Bank PCL (Foreign)	4,648,200	17,239,499
Bangkok Bank PCL (Foreign) NVDR	4,490,900	16,170,294
*Bangkok Expressway PCL (Foreign)	4,439,200	2,593,135
*Bangkok First Investment & Trust PCL (Foreign)	521,300	63,481
Bangkok Insurance PCL (Foreign)	131,820	814,835
*Bangkokland PCL (Foreign)	78,669,103	1,215,718
Bank of Ayudhya PCL (Foreign)	16,269,800	9,956,484
Cal-Comp Electronics (Thailand) PCL (Foreign)	15,897,600	1,474,047

1342

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Capital Nomura Securities PCL (Foreign)	478,400	$450,972
Capital Nomura Securities PCL (Foreign) NVDR	45,000	42,420
*Central Plaza Hotel PCL (Foreign)	6,525,000	774,409
Charoen Pokphand Foods PCL (Foreign)	11,084,940	5,310,356
Delta Electronics (Thailand) PCL (Foreign)	4,830,100	3,224,545
Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,337,963
*Erawan Group PCL (Foreign)	4,288,950	286,328
*G J Steel PCL (Foreign)	214,856,100	1,261,711
*G Steel PCL (Foreign)	24,000,300	304,130
Hana Microelectronics PCL (Foreign)	1,555,000	1,143,842
Hermraj Land & Development PCL (Foreign)	64,383,100	1,790,907
*ICC International PCL (Foreign)	2,710,500	3,392,837
IRPC PCL (Foreign)	70,616,800	9,646,925
*Italian-Thai Development PCL (Foreign) NVDR	27,016,800	2,204,431
*Jasmine International PCL (Foreign)	6,917,600	91,935
Kasikornbank PCL (Foreign)	1,193,700	3,477,244
*Kasikornbank PCL (Foreign) NVDR	164,500	458,851
*Kiatnakin Finance PCL (Foreign)	3,374,300	2,789,755
Krung Thai Bank PCL (Foreign)	38,800,700	14,750,382
*Laguna Resorts & Hotels PCL (Foreign)	1,342,400	1,628,472
*Loxley PCL (Foreign)	3,313,700	154,650
*MBK Development PCL (Foreign)	888,800	2,046,534
*Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,157,741
Polyplex PCL (Foreign)	5,424,000	1,114,808
Precious Shipping PCL (Foreign)	3,801,600	2,185,435
PTT Aromatics & Refining PCL (Foreign)	9,765,716	8,375,788
PTT Chemical PCL (Foreign)	5,063,910	16,198,878
*Regional Container Lines PCL (Foreign)	5,884,700	2,273,489
Rojana Industrial Park PCL (Foreign)	322,500	87,216
*Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,714,134
*Saha Pathanapibul PCL (Foreign)	1,594,833	1,195,324
Saha-Union PCL (Foreign)	2,976,400	2,171,010
*Sahaviriya Steel Industries PCL (Foreign)	68,900,700	3,322,055
Sansiri PCL (Foreign)	9,982,900	1,394,613
*Serm Suk PCL (Foreign) NVDR	39,000	34,655
*Shinawatra Satellite PCL (Foreign)	5,868,900	899,698
Siam City Bank PCL (Foreign)	5,850,600	5,786,407
Siam Commercial Bank PCL (Foreign)	1,106,800	2,805,056
Sri Trang Agro Industry PCL (Foreign)	777,600	1,135,577
*Supalai PCL (Foreign)	4,009,266	916,970
*Tata Steel (Thailand) PCL (Foreign)	34,371,400	1,869,685
Thai Oil PCL (Foreign)	2,420,800	3,516,538
*Thai Plastic & Chemicals PCL (Foreign)	3,787,100	2,095,166
Thai Rayon PCL (Foreign)	165,000	402,874
*Thai Stanley Electric (Thailand) PCL (Foreign)	136,700	553,476
Thai Union Frozen Products PCL (Foreign)	411,500	483,295
*Thai Wacoal PCL (Foreign)	93,300	121,113
*Thanachart Capital PCL (Foreign)	6,307,800	4,425,500
Thoresen Thai Agencies PCL (Foreign)	2,869,200	2,092,818
*Ticon Industrial Connection PCL (Foreign)	607,000	177,288
*Tisco Financial Group PCL (Foreign)	1,041,700	837,095
#*Total Access Communication PCL (Foreign) ADR	1,264,380	1,403,462
TPI Polene PCL (Foreign)	9,987,124	2,531,121
*Tycoons Worldwide Group PCL (Foreign)	1,243,300	190,597
Univentures PCL (Foreign)	3,481,400	221,656
*Vanachai Group PCL (Foreign)	2,169,700	276,284
*Vinythai PCL (Foreign)	5,239,317	1,246,878

TOTAL THAILAND		184,055,790

TURKEY — (2.2%)
*Adana Cimento Sanayii Ticaret A.S. Class A	140,000	519,882

1343

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Adana Cimento Sanayii Ticaret A.S. Class C	554,691	$242,066
*Advansa Sasa Polyester Sanayi A.S.	779,364	433,550
Akbank T.A.S.	1	4
*Akcansa Cimento Sanayi ve Ticaret A.S.	317,432	1,690,931
*Akenerji Elektrik Uretim A.S.	2,400	6,485
*Akenerji Elektrik Uretim A.S. I-10 Shares	11,404	28,958
*Aksa Akrilik Kimya Sanayii A.S.	1,424,767	2,664,806
*Aksigorta A.S.	1,324,168	1,819,231
*Alarko Holding A.S.	1,013,092	2,531,755
*Alternatifbank A.S.	1	1
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	10,001	49,822
Anadolu Anonim Turk Sigorta Sirketi A.S.	2,512,298	2,356,532
*Anadolu Cam Sanayii A.S.	1,486,817	2,212,085
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	1	5
Arcelik A.S.	1,552,149	6,878,094
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	7,796	69,595
*Ayen Enerji A.S.	415,323	855,422
Aygaz A.S.	1,118,602	4,900,769
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	1	3
*Bati Anabolu Cimento A.S.	280,524	1,464,648
*Bolu Cimento Sanayii A.S.	787,034	1,089,630
*Borusan Mannesmann Boru Sanayi A.S.	30,697	349,904
*Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	1
*Cimsa Cimento Sanayi ve Ticaret A.S.	518,069	3,058,409
*Dentas Ambalaj ve Kagit Sanayi A.S.	—	—
*Deva Holding A.S. (B03MR90)	35,166	78,668
*Deva Holding A.S. (B626427)	8,792	19,489
*Dogan Gazetecilik A.S.	515,628	1,105,211
Dogan Sirketler Grubu Holdings A.S.	9,540,148	7,128,903
*Dogan Yayin Holding A.S.	2,881,725	2,758,488
*Dogus Otomotiv Servis ve Ticaret A.S.	361,637	1,566,852
*EGE Seramik Sanayi ve Ticaret A.S.	410,796	406,563
*EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,801,852	3,292,970
Enka Insaat ve Sanayi A.S.	1	5
*Eregli Demir ve Celik Fabrikalari Turk A.S.	7,385,547	23,146,490
*Finans Fin Kirala T.A.S.	261,187	572,448
*Fortis Bank A.S.	1	1
*Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	2,246	253,607
*Gentas Clenel Metal Sanayi ve Ticaret A.S.	247,933	261,089
*Global Yatirim Holding A.S.	2,295,251	1,288,646
*Goldas Kuyumculuk Sanayi A.S.	552,019	437,973
*Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,261,391
*Goodyear Lastikleri T.A.S.	124,529	1,481,652
*GSD Holding A.S.	2,497,284	1,993,442
*Gubre Fabrikalari Ticaret A.S.	1	6
*Gunes Sigorta A.S.	439,694	650,699
*Haci Omer Sabanci Holding A.S.	948,114	4,394,725
*Hektas Ticaret T.A.S.	1	—
*Hurriyet Gazetecilik ve Matbaacilik A.S.	2,245,783	2,478,947
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	575,000	419,442
*Ihlas Holding A.S.	3,918,431	1,859,386
*Is Yatirim Menkul Degerler A.S.	160,862	371,920
*Isiklar Yatirim Holding A.S.	388,439	529,569
*Izmir Demir Celik Sanayii A.S.	796,660	1,307,673
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	2,360,622	1,767,464
*Koc Holding A.S. Series B	5,412,771	20,944,324
*Konya Cimento Sanayii A.S.	6,740	554,979
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,257,505	2,937,722
*Mardin Cimento Sanayii ve Ticaret A.S.	—	1
*Marmaris Marti Otel Isletmeleri A.S.	190,283	189,259
*Marshall Boya ve Vernik Sanayii A.S.	27,296	365,078

1344

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Medya Holdings A.S.	33,508	$—
*Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
*Net Turizm Ticaret ve Sanayi A.S.	2,067,073	1,450,657
*Nortel Networks Netas Telekomuenikasyon A.S.	67,409	2,685,696
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	94,308	196,714
*Petkim Petrokimya Holding A.S.	904,477	7,167,063
*Pinar Entegre Et ve Un Sanayi A.S.	231,479	967,965
*Pinar Sut Mamulleri Sanayii A.S.	178,141	1,090,035
*Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,109
*Sabah Yayincilik A.S.	31,938	81,529
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	649,929	1,523,458
*Sekerbank T.A.S.	1,552,724	2,668,125
*Soda Sanayii A.S.	348,154	437,798
*Tat Konserve Sanayii A.S.	—	—
*Tekfen Holding A.S.	1,437,073	5,133,983
*Tekstil Bankasi A.S.	1,116,413	911,501
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	1	1
Tofas Turk Otomobil Fabrikasi A.S.	1,022,227	4,285,475
*Trakya Cam Sanayii A.S.	2,301,706	3,688,011
*Turcas Petrol A.S.	436,200	1,618,439
*Turk Ekonomi Bankasi A.S.	2,246,859	3,685,643
Turk Hava Yollari A.S.	3,599,632	11,898,499
*Turk Sise ve Cam Fabrikalari A.S.	4,183,331	5,668,294
Turkiye Garanti Bankasi A.S.	468,351	2,268,942
Turkiye Is Bankasi A.S.	4,921,910	17,093,875
*Turkiye Sinai Kalkinma Bankasi A.S.	2,955,458	4,593,115
*Turkiye Vakiflar Bankasi T.A.O.	7,707,611	20,404,609
*Ulker Biskuvi Sanayi A.S.	1,028,681	2,596,770
*Uzel Makina Sanayii A.S.	250,039	131,016
*Uzel Makina Sanayii A.S. I-10 Shares	25,004	13,102
*Vestel Beyaz Esya Sanayi ve Ticaret A.S.	546,941	1,698,105
*Vestel Elektronik Sanayi ve Ticaret A.S.	1,086,476	1,871,818
*Yapi ve Kredi Bankasi A.S.	3,784,468	10,824,021

TOTAL TURKEY		235,705,038

TOTAL COMMON STOCKS		9,190,349,261

PREFERRED STOCKS — (5.1%)
BRAZIL — (5.1%)
Banco Alfa de Investimento SA	61,726	247,153
Banco Bradesco SA Sponsored ADR	383,642	7,143,414
Banco Cruzeiro do Sul SA	10,000	61,614
Banco do Estado do Rio Grande do Sul SA	1,367,933	10,529,523
*Braskem SA Preferred A	1,479,200	10,569,057
#*Braskem SA Preferred A Sponsored ADR	306,860	4,372,755
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	359,221	12,225,810
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	12,781	875,626
*Companhia de Tecidos Norte de Minas	899,675	2,691,391
Confab Industrial SA	3,394,571	8,592,615
Forjas Taurus SA	675,391	2,226,372
Gerdau SA	2,445,084	40,173,507
#Gerdau SA Sponsored ADR	4,348,258	71,311,431
Gol Linhas Aereas Inteligentes SA	256,900	3,380,010
*Inepar Industria e Construcoes SA	117,532	398,253
Investimentos Itau SA	3,314,403	22,900,032
Itau Unibanco Holding SA ADR	102,135	2,214,287
Klabin SA	5,296,604	16,545,698
Mahle-Metal Leve SA Industria e Comercio	4,000	59,830
*Mangels Industrial SA	3,600	19,489
Marcopolo SA	1,886,030	8,918,836
Metalurgica Gerdau SA	4,022,600	79,167,638
#Petroleo Brasileiro SA ADR	896,515	34,013,779

1345

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Randon e Participacoes SA	918,750	$5,121,638
Sao Paulo Alpargatas SA	874,000	3,097,276
Suzano Papel e Celullose SA	1,964,839	25,059,963
Telemar Norte Leste SA	549,500	14,541,637
Ultrapar Participacoes SA	170,741	8,049,604
#Ultrapar Participacoes SA Sponsored ADR	357,144	16,832,197
*Uniao de Industrias Petroquimicas SA Series B	7,370,473	3,010,520
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	115,903,022
*Vale SA Series B	239,144	—
Whirlpool SA	72,600	141,587

TOTAL BRAZIL		530,395,564

INDIA — (0.0%)
*Ispat Industries, Ltd.	1,463,759	99,181

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	1,526,067	86,259
*Malayan United Industries Berhad A2	1,526,067	81,467

TOTAL MALAYSIA		167,726

TOTAL PREFERRED STOCKS		530,662,471

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Companhia Brasileira de Distribuicao Grupo Pao de Acucar Warrants	1,565	—

CHINA — (0.0%)
*HKC (Holdings), Ltd. Warrants 06/09/11	1,821,079	16,418
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	110,368	2,559
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	332,750	98,572

TOTAL CHINA		117,549

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	81,500	1,989

MALAYSIA — (0.0%)
*KPJ Healthcare Berhad Warrants 01/10/15	635,073	279,197
*Media Prima Berhad Warrants 12/31/14	57,521	11,831
*OSK Holdings Berhad Warrants 09/30/12	93,339	3,664
*Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	31,456

TOTAL MALAYSIA		326,148

SOUTH AFRICA — (0.0%)
*Metorex, Ltd. Rights 04/16/10	1,109,517	103,644

SOUTH KOREA — (0.0%)
*Daiyang Metal Co., Ltd. Rights 05/14/10	45,355	24,757

THAILAND — (0.0%)
*Bangkokland PCL (Foreign) NVDR Warrants 05/02/13	15,090,426	55,968
*Sansiri PCL (Foreign) Warrants 01/20/15	4,991,450	120,332

TOTAL THAILAND		176,300

TOTAL RIGHTS/WARRANTS		750,387

1346

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,075,000 FHLMC 6.04%(r), 11/01/36, valued at $4,206,303) to be repurchased at $4,142,066	$4,142	$4,142,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.2%)
§@DFA Short Term Investment Fund	755,006,086	755,006,086
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $961,810) to be repurchased at $942,966	$943	942,951

TOTAL SECURITIES LENDING COLLATERAL		755,949,037

TOTAL INVESTMENTS — (100.0%) (Cost $8,185,035,515)		$10,481,853,156

1347

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/S/ DAVID G. BOOTH
David G. Booth
Chairman, Director, President and
Co-Chief Executive Officer

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID G. BOOTH
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: July 2, 2010

By:	/S/ DAVID R. MARTIN
David R. Martin
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: July 2, 2010